================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                                 July 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS..............................................   1
   Enhanced U.S. Large Company Portfolio..............................   3
   U.S. Large Cap Equity Portfolio....................................   6
   U.S. Large Cap Value Portfolio.....................................  26
   U.S. Targeted Value Portfolio......................................  27
   U.S. Small Cap Value Portfolio.....................................  59
   U.S. Core Equity 1 Portfolio.......................................  86
   U.S. Core Equity 2 Portfolio....................................... 143
   U.S. Vector Equity Portfolio....................................... 201
   U.S. Small Cap Portfolio........................................... 256
   U.S. Micro Cap Portfolio........................................... 300
   DFA Real Estate Securities Portfolio............................... 337
   Large Cap International Portfolio.................................. 341
   International Core Equity Portfolio................................ 372
   International Small Company Portfolio.............................. 467
   Japanese Small Company Portfolio................................... 469
   Asia Pacific Small Company Portfolio............................... 470
   United Kingdom Small Company Portfolio............................. 471
   Continental Small Company Portfolio................................ 472
   DFA International Real Estate Securities Portfolio................. 473
   DFA Global Real Estate Securities Portfolio........................ 481
   DFA International Small Cap Value Portfolio........................ 483
   International Vector Equity Portfolio.............................. 528
   World ex U.S. Value Portfolio...................................... 612
   World ex U.S. Targeted Value Portfolio............................. 614
   World ex U.S. Core Equity Portfolio................................ 616
   Selectively Hedged Global Equity Portfolio......................... 618
   Emerging Markets Portfolio......................................... 620
   Emerging Markets Small Cap Portfolio............................... 621
   Emerging Markets Value Portfolio................................... 622
   Emerging Markets Core Equity Portfolio............................. 623
   DFA Commodity Strategy Portfolio................................... 703
   DFA One-Year Fixed Income Portfolio................................ 709
   DFA Two-Year Global Fixed Income Portfolio......................... 714
   DFA Selectively Hedged Global Fixed Income Portfolio............... 718
   DFA Short-Term Government Portfolio................................ 723
   DFA Five-Year Global Fixed Income Portfolio........................ 726

     DFA World ex U.S. Government Fixed Income Portfolio................  730
     DFA Intermediate Government Fixed Income Portfolio.................  733
     DFA Short-Term Extended Quality Portfolio..........................  736
     DFA Intermediate-Term Extended Quality Portfolio...................  745
     DFA Investment Grade Portfolio.....................................  753
     DFA Inflation-Protected Securities Portfolio.......................  755
     DFA Short-Duration Real Return Portfolio...........................  757
     DFA Short-Term Municipal Bond Portfolio............................  768
     DFA Intermediate-Term Municipal Bond Portfolio.....................  778
     DFA California Short-Term Municipal Bond Portfolio.................  786
     DFA California Intermediate-Term Municipal Bond Portfolio..........  794
     CSTG&E U.S. Social Core Equity 2 Portfolio.........................  800
     CSTG&E International Social Core Equity Portfolio..................  835
     World Core Equity Portfolio (formerly Dimensional Retirement
       Equity Fund II)..................................................  885
     Dimensional Retirement Fixed Income Fund II........................  887
     Dimensional Retirement Fixed Income Fund III.......................  889
     U.S. Social Core Equity 2 Portfolio................................  891
     U.S. Sustainability Core 1 Portfolio...............................  936
     International Sustainability Core 1 Portfolio......................  983
     DFA International Value ex Tobacco Portfolio....................... 1040
     International Social Core Equity Portfolio......................... 1051
     Emerging Markets Social Core Equity Portfolio...................... 1112
     Tax Managed U.S. Marketwide Value Portfolio........................ 1175
     Tax Managed U.S. Equity Portfolio.................................. 1176
     Tax Managed U.S. Targeted Value Portfolio.......................... 1226
     Tax Managed U.S. Small Cap Portfolio............................... 1257
     T.A. U.S. Core Equity 2 Portfolio.................................. 1296
     Tax-Managed DFA International Value Portfolio...................... 1350
     T.A. World ex U.S. Core Equity Portfolio........................... 1363
     LWAS/DFA International High Book to Market Portfolio............... 1502
     VA U.S. Targeted Value Portfolio................................... 1503
     VA U.S. Large Value Portfolio...................................... 1531
     VA International Value Portfolio................................... 1538
     VA International Small Portfolio................................... 1550
     VA Short-Term Fixed Portfolio...................................... 1603
     VA Global Bond Portfolio........................................... 1607
     DFA VA Global Moderate Allocation Portfolio........................ 1611
     U.S. Large Cap Growth Portfolio.................................... 1613
     U.S. Small Cap Growth Portfolio.................................... 1622
     International Large Cap Growth Portfolio........................... 1634
     International Small Cap Growth Portfolio........................... 1646

  NOTES TO SCHEDULES OF INVESTMENTS
     Organization....................................................... 1665
     Security Valuation................................................. 1665
     Financial Instruments.............................................. 1667

    Federal Tax Cost................................................. 1680
    Other............................................................ 1681
    Subsequent Event Evaluations..................................... 1682

 THE DFA INVESTMENT TRUST COMPANY

 SCHEDULES OF INVESTMENTS
    The U.S. Large Cap Value Series.................................. 1683
    The DFA International Value Series............................... 1690
    The Japanese Small Company Series................................ 1703
    The Asia Pacific Small Company Series............................ 1732
    The United Kingdom Small Company Series.......................... 1751
    The Continental Small Company Series............................. 1766
    The Emerging Markets Series...................................... 1786
    The Emerging Markets Small Cap Series............................ 1810
    The Tax-Managed U.S. Marketwide Value Series..................... 1874

 NOTES TO SCHEDULES OF INVESTMENTS
    Organization..................................................... 1900
    Security Valuation............................................... 1900
    Financial Instruments............................................ 1901
    Federal Tax Cost................................................. 1901
    Other............................................................ 1902
    Subsequent Event Evaluations..................................... 1902

 DIMENSIONAL EMERGING MARKETS VALUE FUND

 SCHEDULE OF INVESTMENTS

 NOTES TO SCHEDULE OF INVESTMENTS
    Organization..................................................... 1948
    Security Valuation............................................... 1948
    Financial Instruments............................................ 1949
    Federal Tax Cost................................................. 1949
    Subsequent Event Evaluations..................................... 1949

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

 Investment Abbreviations
    ADR                    American Depositary Receipt
    AGM                    Assured Guaranty Municipal Corporation
    AMBAC                  American Municipal Bond Assurance Corporation
    ASSURED GTY            Assured Guaranty
    BAN                    Bond Anticipation Notes
    CP                     Certificate Participation
    ETM                    Escrowed to Maturity
    FGIC                   Federal Guaranty Insurance Corporation
    FSA                    Financial Security Assurance
    GDR                    Global Depositary Receipt
    GO                     General Obligation
    GO OF AUTH             General Obligation of Authority
    GO OF DIST             General Obligation of District
    GO OF CMNWLTH          General Obligation of Commonwealth
    GO OF UNIV             General Obligation of University
    NATL-RE                Credit rating enhanced by guaranty or insurance
                           from National Public Finance Guarantee Corp.
    NATL-RE FGIC           National Public Finance Guarantee Corp. Re-insures
                           Financial Guaranty Insurance Co.
    P.L.C.                 Public Limited Company
    PSF-GTD                Public School Fund Guarantee
    RB                     Revenue Bond
    REIT                   Real Estate Investment Trust
    RN                     Revenue Note
    SA                     Special Assessment
    SCH BD RES FD          School Board Resolution Fund
    SCH BD GTY             School Bond Guaranty
    SCSDE                  South Carolina State Department of Education
    SD CRED PROG           School District Credit Program
    SPDR                   Standard & Poor's Depositary Receipts
    ST                     Special Tax
    ST AID WITHHLDG        State Aid Withholding
    TAN                    Tax Anticipation Notes
    TRANS                  Tax and Revenue Anticipation Notes
    UP                     Unrefunded Portion
    AUD                    Australian Dollars
    CAD                    Canadian Dollars
    DKK                    Danish Krone
    EUR                    Euro
    GBP                    British Pounds
    JPY                    Japanese Yen
    NOK                    Norwegian Krone
    NZD                    New Zealand Dollars

   SEK   Swedish Krona
   SGD   Singapore Dollars
   USD   United States Dollars

Investment Footnotes

+ See Security Valuation Note within the Notes to Schedules of Investments. ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*  Non-Income Producing Securities.
#  Total or Partial Securities on Loan.
@  Security purchased with cash proceeds from Securities on Loan.
^  Denominated in USD, unless otherwise noted.
^^ See Federal Tax Cost Note within the Notes to Schedules of Investments.
o  Security is being fair valued as of July 31, 2014.
-- Amounts designated as -- are either zero or rounded to zero.
(S)Affiliated Fund.
## Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
++ Security pledged as collateral for the Open Futures Contracts.
++ Security pledged as collateral for Swap Agreements.
(r)The adjustable/variable rate shown is effective as of July 31, 2014.
(c)Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
___________________________________________________________

  CPI  Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
  BONDS -- (48.8%)

  AUSTRALIA -- (3.2%)
  Commonwealth Bank of Australia
     3.875%, 12/14/15................................ GBP  1,015  $ 1,774,786
  Westpac Banking Corp.
     1.125%, 09/25/15................................      4,930    4,962,913
                                                                  -----------
  TOTAL AUSTRALIA                                                   6,737,699
                                                                  -----------
  CANADA -- (3.4%)
  Royal Bank of Canada
     3.360%, 01/11/16................................ CAD  5,000    4,702,848
  TransAlta Corp.
     4.750%, 01/15/15................................        925      941,879
  TransCanada PipeLines, Ltd.
     3.400%, 06/01/15................................      1,500    1,535,868
                                                                  -----------
  TOTAL CANADA                                                      7,180,595
                                                                  -----------
  FINLAND -- (1.5%)
  Municipality Finance P.L.C.
     2.375%, 05/16/16................................      3,000    3,092,958
                                                                  -----------
  FRANCE -- (3.1%)
  Reseau Ferre de France
     2.375%, 12/23/15................................ GBP  2,784    4,788,026
  Total Capital SA
     3.125%, 10/02/15................................      1,587    1,634,185
                                                                  -----------
  TOTAL FRANCE                                                      6,422,211
                                                                  -----------
  GERMANY -- (2.4%)
  KFW
     1.750%, 01/22/16................................ GBP  3,000    5,114,230
                                                                  -----------
  JAPAN -- (2.0%)
  Japan Bank for International Cooperation
     2.500%, 01/21/16................................      4,000    4,118,772
                                                                  -----------
  NETHERLANDS -- (3.1%)
  Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     2.125%, 10/13/15................................      5,469    5,572,479
  Deutsche Telekom International Finance BV
     5.750%, 03/23/16................................        880      947,896
                                                                  -----------
  TOTAL NETHERLANDS                                                 6,520,375
                                                                  -----------
  NORWAY -- (2.4%)
  Kommunalbanken A.S.
     2.375%, 01/19/16................................      5,000    5,137,320
                                                                  -----------
  SPAIN -- (0.3%)
  Telefonica Emisiones SAU
     6.421%, 06/20/16................................        584      639,482
                                                                  -----------
                                                           FACE
                                                          AMOUNT^
                                                           (000)    VALUE+
                                                          ------- -----------
  SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.2%)
  Asian Development Bank
     2.500%, 03/15/16................................     $4,000  $ 4,128,292
  Council Of Europe Development Bank
     1.625%, 12/07/15................................ GBP  3,400    5,787,288
  European Investment Bank
     3.000%, 12/07/15................................ GBP  3,000    5,202,511
                                                                  -----------
  TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......              15,118,091
                                                                  -----------
  SWEDEN -- (1.7%)
  Nordea Bank AB
     3.875%, 12/15/15................................ GBP  2,000    3,496,765
                                                                  -----------
  UNITED KINGDOM -- (3.4%)
  Ensco P.L.C.
     3.250%, 03/15/16................................      1,155    1,198,383
  Royal Bank of Scotland Group P.L.C.
     2.550%, 09/18/15................................        700      713,257
  United Kingdom Gilt
     2.000%, 01/22/16................................ GBP  3,000    5,151,103
                                                                  -----------
  TOTAL UNITED KINGDOM...............................               7,062,743
                                                                  -----------
  UNITED STATES -- (15.1%)
  Amgen, Inc.
     4.850%, 11/18/14................................      1,600    1,621,072
  AT&T, Inc.
     2.950%, 05/15/16................................      1,489    1,544,416
  Bank of America Corp.
     3.625%, 03/17/16................................      1,000    1,042,377
  Citigroup, Inc.
     1.300%, 04/01/16................................      1,000    1,004,974
  CNA Financial Corp.
     5.850%, 12/15/14................................      1,000    1,019,967
  Comerica, Inc.
     3.000%, 09/16/15................................      1,000    1,025,627
  Constellation Energy Group, Inc.
     4.550%, 06/15/15................................      1,000    1,033,008
  Enterprise Products Operating LLC
     5.600%, 10/15/14................................        500      505,184
  EOG Resources, Inc.
     2.500%, 02/01/16................................      1,000    1,025,619
  Express Scripts Holding Co.
     2.100%, 02/12/15................................      1,000    1,008,502
  Ford Motor Credit Co. LLC
     2.750%, 05/15/15................................      1,000    1,016,848
  Freeport-McMoRan, Inc.
     1.400%, 02/13/15................................        500      501,887
  Goldman Sachs Group, Inc. (The)
     5.125%, 01/15/15................................        894      912,168

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
UNITED STATES -- (Continued)
HSBC USA, Inc.
   2.375%, 02/13/15...................................... $  1,000 $  1,010,361
International Paper Co.
   5.300%, 04/01/15......................................    1,050    1,081,955
Johnson Controls, Inc.
   5.500%, 01/15/16......................................    1,000    1,067,117
JPMorgan Chase & Co.
   1.125%, 02/26/16......................................    1,500    1,507,623
Mondelez International, Inc.
   4.125%, 02/09/16......................................      689      722,636
Morgan Stanley
   4.200%, 11/20/14......................................    1,500    1,516,384
National City Corp.
   4.900%, 01/15/15......................................    1,500    1,529,397
NextEra Energy Capital Holdings, Inc.
   1.200%, 06/01/15......................................    1,000    1,005,911
Prudential Financial, Inc.
   3.000%, 05/12/16......................................      710      735,904
Quest Diagnostics, Inc.
   3.200%, 04/01/16......................................      500      517,207
Safeway, Inc.
   5.625%, 08/15/14......................................    1,500    1,502,079
Time Warner Cable, Inc.
   3.500%, 02/01/15......................................    1,000    1,015,497
WellPoint, Inc.
   5.000%, 12/15/14......................................    1,572    1,598,516
Wells Fargo & Co.
   3.676%, 06/15/16......................................    1,500    1,577,935
Williams Partners L.P.
   3.800%, 02/15/15......................................    1,000    1,016,200
Xerox Corp.
   4.250%, 02/15/15......................................    1,000    1,019,686
                                                                   ------------
TOTAL UNITED STATES......................................            31,686,057
                                                                   ------------
TOTAL BONDS..............................................           102,327,298
                                                                   ------------
AGENCY OBLIGATIONS -- (5.7%)
Federal National Mortgage Association
   0.500%, 03/30/16......................................   12,000   12,001,872
                                                                   ------------
                                                          SHARES
                                                          --------
EXCHANGE-TRADED FUNDS -- (4.1%)
UNITED STATES -- (4.1%)
   SPDR S&P 500 ETF Trust................................   44,100    8,515,269
                                                                   ------------
                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
U.S. TREASURY OBLIGATIONS -- (40.7%)
U.S. Treasury Notes
   0.250%, 05/15/16...................................... $ 31,000 $ 30,893,422
   1.750%, 05/31/16......................................   11,000   11,257,378
++ 1.500%, 06/30/16......................................   15,000   15,279,495
   0.625%, 07/15/16......................................   28,000   28,051,408
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS..........................            85,481,703
                                                                   ------------
                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@ DFA Short Term Investment Fund......................  124,398    1,439,290
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $204,666,672)^^....................................          $209,765,432
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Bonds
   Australia.....................          -- $  6,737,699   --    $  6,737,699
   Canada........................          --    7,180,595   --       7,180,595
   Finland.......................          --    3,092,958   --       3,092,958
   France........................          --    6,422,211   --       6,422,211
   Germany.......................          --    5,114,230   --       5,114,230
   Japan.........................          --    4,118,772   --       4,118,772
   Netherlands...................          --    6,520,375   --       6,520,375
   Norway........................          --    5,137,320   --       5,137,320
   Spain.........................          --      639,482   --         639,482
   Supranational Organization
     Obligations.................          --   15,118,091   --      15,118,091
   Sweden........................          --    3,496,765   --       3,496,765
   United Kingdom................          --    7,062,743   --       7,062,743
   United States.................          --   31,686,057   --      31,686,057
Agency Obligations...............          --   12,001,872   --      12,001,872
Exchange-Traded Funds............ $ 8,515,269           --   --       8,515,269
U.S. Treasury Obligations........          --   85,481,703   --      85,481,703
Securities Lending Collateral....          --    1,439,290   --       1,439,290
Futures Contracts**..............   4,827,873           --   --       4,827,873
Forward Currency Contracts**.....          --      514,317   --         514,317
                                  ----------- ------------   --    ------------
TOTAL............................ $13,343,142 $201,764,480   --    $215,107,622
                                  =========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (94.3%)

Consumer Discretionary -- (12.5%)
#   Abercrombie & Fitch Co. Class A....................  1,639 $   64,478
    Advance Auto Parts, Inc............................    678     82,113
*   Amazon.com, Inc....................................  3,260  1,020,347
#*  AMC Networks, Inc. Class A.........................    730     43,705
*   Apollo Education Group, Inc. Class A...............  1,705     47,621
#*  Ascena Retail Group, Inc...........................  3,200     51,392
#   Autoliv, Inc.......................................  2,052    204,194
#*  AutoNation, Inc....................................  1,656     88,298
#*  Bed Bath & Beyond, Inc.............................  1,929    122,086
    Best Buy Co., Inc..................................  5,932    176,358
    BorgWarner, Inc....................................  2,278    141,805
    Brunswick Corp.....................................  1,850     74,610
#   Burger King Worldwide, Inc.........................    744     19,627
#*  Cabela's, Inc......................................  1,521     88,766
#   Cablevision Systems Corp. Class A..................  2,351     45,186
#*  CarMax, Inc........................................  3,544    172,983
    Carnival Corp......................................  3,168    114,745
    Carter's, Inc......................................  1,241     95,011
    CBS Corp. Class B..................................  6,091    346,152
#*  Charter Communications, Inc. Class A...............    892    137,832
#*  Chipotle Mexican Grill, Inc........................    320    215,200
#   Cinemark Holdings, Inc.............................  2,673     87,674
    Coach, Inc.........................................  2,269     78,417
    Comcast Corp. Class A.............................. 26,491  1,423,361
    Comcast Corp. Special Class A......................  3,832    204,897
    Dana Holding Corp..................................  3,382     75,689
#   Darden Restaurants, Inc............................  4,751    222,109
    Delphi Automotive P.L.C............................  2,842    189,846
    Dick's Sporting Goods, Inc.........................  1,035     44,019
#   Dillard's, Inc. Class A............................  1,305    155,582
*   DIRECTV............................................  3,398    292,398
*   Discovery Communications, Inc. Class A.............  1,030     87,766
#*  Discovery Communications, Inc. Class C.............    458     38,518
*   DISH Network Corp. Class A.........................  1,998    123,596
*   Dollar General Corp................................  5,666    312,933
*   Dollar Tree, Inc...................................  1,924    104,800
    DR Horton, Inc.....................................  4,627     95,779
    DSW, Inc. Class A..................................  1,114     29,621
#   Dunkin' Brands Group, Inc..........................  2,937    125,880
    Expedia, Inc.......................................  1,912    151,851
    Family Dollar Stores, Inc..........................  1,227     91,718
    Foot Locker, Inc...................................  3,128    148,674
    Ford Motor Co...................................... 50,729    863,408
*   Fossil Group, Inc..................................    521     51,058
#   GameStop Corp. Class A.............................  4,008    168,216
    Gannett Co., Inc...................................  4,493    147,011
    Gap, Inc. (The)....................................  3,984    159,798
#   Garmin, Ltd........................................  1,964    108,099
    General Motors Co.................................. 14,712    497,560
    Gentex Corp........................................  2,757     79,677
    Genuine Parts Co...................................  2,071    171,520

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    GNC Holdings, Inc. Class A.........................  2,069 $   67,884
    Goodyear Tire & Rubber Co. (The)...................  3,914     98,515
    Graham Holdings Co. Class B........................    108     74,061
#*  Groupon, Inc.......................................  2,889     18,692
    H&R Block, Inc.....................................  3,030     97,354
    Hanesbrands, Inc...................................    953     93,118
    Harley-Davidson, Inc...............................  2,708    167,409
    Harman International Industries, Inc...............  1,037    112,566
#   Hasbro, Inc........................................  1,280     63,949
    Home Depot, Inc. (The)............................. 14,993  1,212,184
*   HomeAway, Inc......................................    883     30,658
*   Hyatt Hotels Corp. Class A.........................    518     30,474
    International Game Technology......................  5,685     96,247
    Interpublic Group of Cos., Inc. (The)..............  7,034    138,640
    Johnson Controls, Inc..............................  6,911    326,476
#*  Kate Spade & Co....................................  1,751     66,240
#   Kohl's Corp........................................  5,741    307,373
    L Brands, Inc......................................  2,219    128,635
#   Lamar Advertising Co. Class A......................  1,414     70,912
#*  Lands' End, Inc....................................    436     15,343
    Las Vegas Sands Corp...............................  4,376    323,168
    Lear Corp..........................................  1,928    181,560
#   Leggett & Platt, Inc...............................  2,937     96,334
#   Lennar Corp. Class A...............................  2,418     87,604
*   Liberty Global P.L.C. Class A......................  1,583     65,853
*   Liberty Global P.L.C. Class C......................  5,714    228,503
*   Liberty Interactive Corp. Class A..................  9,036    253,460
*   Liberty Media Corp.................................  2,948    138,556
*   Liberty Media Corp. Class A........................  1,474     69,352
*   Liberty Ventures Series A..........................  1,806    124,903
    Lions Gate Entertainment Corp......................  2,291     70,563
*   Live Nation Entertainment, Inc.....................  6,386    148,219
*   LKQ Corp...........................................  3,349     87,593
    Lowe's Cos., Inc................................... 10,414    498,310
#*  Lululemon Athletica, Inc...........................    970     37,316
    Macy's, Inc........................................  4,883    282,189
*   Madison Square Garden Co. (The) Class A............    918     54,474
#   Marriott International, Inc. Class A...............  1,972    127,608
    Mattel, Inc........................................  3,239    114,742
    McDonald's Corp.................................... 10,606  1,002,903
*   MGM Resorts International..........................  9,392    252,081
*   Michael Kors Holdings, Ltd.........................  2,261    184,226
*   Mohawk Industries, Inc.............................  1,021    127,390
    Morningstar, Inc...................................    688     46,653
*   Murphy USA, Inc....................................    641     31,678
*   Netflix, Inc.......................................    332    140,343
#   Newell Rubbermaid, Inc.............................  2,984     96,920
*   News Corp. Class A.................................  5,000     88,250
#*  News Corp. Class B.................................  2,243     38,602
    NIKE, Inc. Class B.................................  6,500    501,345
    Nordstrom, Inc.....................................  1,997    138,252
#*  Norwegian Cruise Line Holdings, Ltd................  3,030     99,323
*   NVR, Inc...........................................     85     95,749

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   O'Reilly Automotive, Inc...........................  1,049 $  157,350
    Omnicom Group, Inc.................................  2,607    182,464
#*  Panera Bread Co. Class A...........................    502     73,945
*   Penn National Gaming, Inc..........................  1,617     16,946
    Penske Automotive Group, Inc.......................  2,667    123,882
#   PetSmart, Inc......................................    921     62,757
    Polaris Industries, Inc............................    605     89,262
*   Priceline Group, Inc. (The)........................    446    554,133
    PulteGroup, Inc....................................  5,654     99,793
    PVH Corp...........................................  1,295    142,683
    Ralph Lauren Corp..................................    865    134,819
    Ross Stores, Inc...................................  2,228    143,483
    Royal Caribbean Cruises, Ltd.......................  3,246    193,624
*   Sally Beauty Holdings, Inc.........................  2,268     58,855
    Scripps Networks Interactive, Inc. Class A.........    942     77,630
#*  Sears Holdings Corp................................  1,850     70,577
    Service Corp. International........................  5,961    125,181
    Signet Jewelers, Ltd...............................  1,055    107,388
#   Sinclair Broadcast Group, Inc. Class A.............  1,610     52,019
#*  Sirius XM Holdings, Inc............................ 24,475     82,725
    Six Flags Entertainment Corp.......................  1,474     56,336
#   Sotheby's..........................................    898     35,606
#   Staples, Inc....................................... 12,015    139,254
    Starbucks Corp.....................................  7,956    618,022
    Starwood Hotels & Resorts Worldwide, Inc...........  1,659    127,478
*   Starz..............................................  1,278     36,436
    Target Corp........................................  7,217    430,061
*   Tenneco, Inc.......................................    840     53,508
#*  Tesla Motors, Inc..................................    502    112,097
    Tiffany & Co.......................................  1,368    133,530
    Time Warner Cable, Inc.............................  3,035    440,378
    Time Warner, Inc...................................  8,482    704,176
*   Time, Inc..........................................  1,024     24,678
    TJX Cos., Inc. (The)...............................  7,695    410,067
*   Toll Brothers, Inc.................................  2,924     95,586
    Tractor Supply Co..................................  1,325     82,375
#*  TripAdvisor, Inc...................................  1,095    103,850
*   TRW Automotive Holdings Corp.......................  2,980    304,824
    Tupperware Brands Corp.............................    916     66,666
    Twenty-First Century Fox, Inc. Class A............. 14,826    469,688
    Twenty-First Century Fox, Inc. Class B.............  4,560    144,370
*   Ulta Salon Cosmetics & Fragrance, Inc..............  1,224    113,012
#*  Under Armour, Inc. Class A.........................  1,266     84,505
*   Urban Outfitters, Inc..............................  3,581    127,949
    VF Corp............................................  2,722    166,777
    Viacom, Inc. Class A...............................    134     11,141
    Viacom, Inc. Class B...............................  3,777    312,245
*   Visteon Corp.......................................  1,508    144,014
    Walt Disney Co. (The).............................. 16,630  1,428,184
#   Wendy's Co. (The)..................................  5,283     43,056
    Whirlpool Corp.....................................  2,037    290,558
    Williams-Sonoma, Inc...............................  2,237    150,036
    Wyndham Worldwide Corp.............................  2,367    178,827

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Wynn Resorts, Ltd..................................    799 $   170,347
    Yum! Brands, Inc...................................  4,654     322,988
                                                               -----------
Total Consumer Discretionary...........................         29,416,877
                                                               -----------
Consumer Staples -- (7.8%)
    Altria Group, Inc.................................. 21,176     859,746
    Archer-Daniels-Midland Co..........................  4,620     214,368
#   Avon Products, Inc.................................  3,081      40,669
    Brown-Forman Corp. Class A.........................    358      30,860
    Brown-Forman Corp. Class B.........................  1,235     107,013
    Bunge, Ltd.........................................  2,285     180,149
#   Campbell Soup Co...................................  3,110     129,345
    Church & Dwight Co., Inc...........................  2,105     135,099
#   Clorox Co. (The)...................................  1,359     118,056
    Coca-Cola Co. (The)................................ 36,910   1,450,194
    Coca-Cola Enterprises, Inc.........................  4,550     206,798
    Colgate-Palmolive Co............................... 10,001     634,063
    ConAgra Foods, Inc.................................  9,309     280,480
*   Constellation Brands, Inc. Class A.................  1,792     149,202
    Costco Wholesale Corp..............................  3,643     428,198
    CVS Caremark Corp.................................. 11,937     911,509
    Dr Pepper Snapple Group, Inc.......................  3,550     208,598
    Energizer Holdings, Inc............................  1,296     148,729
    Estee Lauder Cos., Inc. (The) Class A..............  2,586     189,968
    Flowers Foods, Inc.................................  4,765      90,964
    General Mills, Inc.................................  5,952     298,493
*   Hain Celestial Group, Inc. (The)...................    885      75,668
#   Herbalife, Ltd.....................................  1,227      64,295
    Hershey Co. (The)..................................  1,356     119,531
    Hillshire Brands Co. (The).........................  2,087     131,001
    Hormel Foods Corp..................................  2,840     128,538
    Ingredion, Inc.....................................  2,056     151,383
    JM Smucker Co. (The)...............................  1,919     191,209
    Kellogg Co.........................................  2,727     163,157
#   Keurig Green Mountain, Inc.........................  1,879     224,127
    Kimberly-Clark Corp................................  3,910     406,132
    Kraft Foods Group, Inc.............................  6,400     342,944
    Kroger Co. (The)...................................  6,091     298,337
    Lorillard, Inc.....................................  2,666     161,240
    McCormick & Co., Inc...............................  1,126      74,068
    Mead Johnson Nutrition Co..........................  1,860     170,078
    Molson Coors Brewing Co. Class B...................  2,638     178,144
    Mondelez International, Inc. Class A............... 13,120     472,320
*   Monster Beverage Corp..............................  1,588     101,569
    Nu Skin Enterprises, Inc. Class A..................    695      40,790
    PepsiCo, Inc....................................... 16,474   1,451,359
    Philip Morris International, Inc................... 13,025   1,068,180
*   Pilgrim's Pride Corp...............................  4,150     116,034
#   Pricesmart, Inc....................................    408      33,578
    Procter & Gamble Co. (The)......................... 27,067   2,092,821
    Reynolds American, Inc.............................  3,465     193,520
*   Rite Aid Corp...................................... 10,428      69,763
    Safeway, Inc.......................................  6,868     236,671

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
*   Seaboard Corp......................................      4 $    11,408
    Spectrum Brands Holdings, Inc......................  1,244     103,750
    Sysco Corp.........................................  5,681     202,755
    Tyson Foods, Inc. Class A..........................  5,856     217,902
*   United Natural Foods, Inc..........................    743      43,555
    Wal-Mart Stores, Inc............................... 21,897   1,611,181
    Walgreen Co........................................  7,752     533,105
*   WhiteWave Foods Co. (The) Class A..................  2,379      70,870
    Whole Foods Market, Inc............................  2,570      98,225
                                                               -----------
Total Consumer Staples.................................         18,461,709
                                                               -----------
Energy -- (11.2%)
    Anadarko Petroleum Corp............................  7,187     767,931
    Apache Corp........................................  4,734     485,992
*   Atwood Oceanics, Inc...............................  1,717      82,674
    Baker Hughes, Inc..................................  4,021     276,524
    Cabot Oil & Gas Corp...............................  4,911     161,817
*   Cameron International Corp.........................  4,027     285,555
*   Cheniere Energy, Inc...............................  1,002      70,902
    Chesapeake Energy Corp............................. 19,269     508,124
    Chevron Corp....................................... 22,516   2,909,968
    Cimarex Energy Co..................................  2,257     313,768
*   Cobalt International Energy, Inc...................  3,812      61,068
*   Concho Resources, Inc..............................  2,490     350,592
    ConocoPhillips..................................... 15,274   1,260,105
    CONSOL Energy, Inc.................................  3,517     136,530
#*  Continental Resources, Inc.........................    383      56,217
#   Core Laboratories NV...............................    396      57,986
#   CVR Energy, Inc....................................  1,572      74,010
    Denbury Resources, Inc.............................  6,738     114,209
    Devon Energy Corp..................................  3,793     286,371
#   Diamond Offshore Drilling, Inc.....................  1,783      83,427
*   Diamondback Energy, Inc............................    600      49,338
*   Dresser-Rand Group, Inc............................  1,357      80,755
*   Dril-Quip, Inc.....................................    845      85,151
    Energen Corp.......................................    981      80,079
    EnLink Midstream LLC...............................    633      24,187
    EOG Resources, Inc.................................  7,437     813,905
    EQT Corp...........................................  1,198     112,396
    Exxon Mobil Corp................................... 54,223   5,364,824
*   FMC Technologies, Inc..............................  1,808     109,926
*   Gulfport Energy Corp...............................  1,772      94,643
    Halliburton Co.....................................  9,775     674,377
    Helmerich & Payne, Inc.............................  2,507     266,394
    Hess Corp..........................................  3,251     321,784
    HollyFrontier Corp.................................  4,248     199,698
    Kinder Morgan, Inc................................. 10,596     381,244
*   Kosmos Energy, Ltd.................................  5,012      48,266
#*  Laredo Petroleum, Inc..............................  2,647      71,840
#   LinnCo LLC.........................................  2,321      67,518
    Marathon Oil Corp..................................  9,546     369,907
    Marathon Petroleum Corp............................  3,917     326,991
    Murphy Oil Corp....................................  2,567     159,488

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
    Nabors Industries, Ltd.............................  6,763 $   183,683
    National Oilwell Varco, Inc........................  3,081     249,684
*   Newfield Exploration Co............................  3,500     141,050
    Noble Corp. P.L.C..................................  4,704     147,564
    Noble Energy, Inc..................................  4,231     281,319
*   Oasis Petroleum, Inc...............................  2,867     153,241
    Occidental Petroleum Corp..........................  9,671     944,953
    Oceaneering International, Inc.....................  1,925     130,727
*   Oil States International, Inc......................  1,445      88,564
    ONEOK, Inc.........................................  3,498     225,376
    Patterson-UTI Energy, Inc..........................  4,601     158,044
#   Peabody Energy Corp................................  4,708      71,420
    Phillips 66........................................  4,408     357,533
    Pioneer Natural Resources Co.......................  1,171     259,330
    QEP Resources, Inc.................................  5,502     181,841
    Range Resources Corp...............................  2,049     154,884
    Rowan Cos. P.L.C. Class A..........................  2,040      62,261
    RPC, Inc...........................................  3,262      73,395
    Schlumberger, Ltd.................................. 13,041   1,413,514
*   Seventy Seven Energy, Inc..........................    925      20,748
    SM Energy Co.......................................  2,735     214,807
*   Southwestern Energy Co.............................  7,802     316,605
    Spectra Energy Corp................................  5,376     219,986
    Superior Energy Services, Inc......................  3,836     128,890
    Targa Resources Corp...............................    889     113,347
    Teekay Corp........................................  1,908     106,199
    Tesoro Corp........................................  2,810     172,927
#   Transocean, Ltd....................................  5,658     228,244
#*  Ultra Petroleum Corp...............................  1,422      32,592
    Valero Energy Corp.................................  5,649     286,969
*   Weatherford International P.L.C.................... 13,261     296,649
    Western Refining, Inc..............................  3,074     125,911
*   Whiting Petroleum Corp.............................  3,038     268,833
    Williams Cos., Inc. (The)..........................  7,047     399,072
*   WPX Energy, Inc....................................  3,551      73,044
                                                               -----------
Total Energy...........................................         26,329,687
                                                               -----------
Financials -- (12.2%)
    ACE, Ltd...........................................  2,459     246,146
*   Affiliated Managers Group, Inc.....................    442      88,068
    Aflac, Inc.........................................  5,183     309,632
*   Alleghany Corp.....................................    208      86,081
    Allied World Assurance Co. Holdings AG.............  1,749      62,981
    Allstate Corp. (The)...............................  4,408     257,648
#*  Altisource Portfolio Solutions SA..................    400      43,352
*   American Capital, Ltd..............................  4,942      74,921
    American Express Co................................ 10,408     915,904
    American Financial Group, Inc......................  1,651      92,439
    American International Group, Inc.................. 10,988     571,156
    Ameriprise Financial, Inc..........................  1,831     218,988
    Aon P.L.C..........................................  2,512     211,912
*   Arch Capital Group, Ltd............................  2,206     117,911
    Arthur J Gallagher & Co............................  1,742      78,390

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Assurant, Inc......................................  1,270 $   80,467
    Assured Guaranty, Ltd..............................  4,164     92,940
    Axis Capital Holdings, Ltd.........................  2,212     95,448
    Bank of America Corp............................... 85,474  1,303,478
    Bank of New York Mellon Corp. (The)................  8,698    339,570
    BB&T Corp..........................................  5,195    192,319
*   Berkshire Hathaway, Inc. Class B................... 14,872  1,865,395
    BlackRock, Inc.....................................  1,098    334,594
#   BOK Financial Corp.................................  1,052     69,684
    Brown & Brown, Inc.................................  2,876     88,523
    Capital One Financial Corp.........................  5,832    463,877
    CBOE Holdings, Inc.................................  1,497     72,560
*   CBRE Group, Inc. Class A...........................  3,491    107,662
    Charles Schwab Corp. (The).........................  9,719    269,702
    Chubb Corp. (The)..................................  2,147    186,166
    Cincinnati Financial Corp..........................  2,404    110,632
    CIT Group, Inc.....................................  2,682    131,713
    Citigroup, Inc..................................... 23,507  1,149,727
    City National Corp.................................  1,041     78,335
    CME Group, Inc.....................................  2,250    166,365
    CNA Financial Corp.................................    553     20,666
    Comerica, Inc......................................  2,752    138,315
    Commerce Bancshares, Inc...........................  1,795     80,883
#   Cullen/Frost Bankers, Inc..........................  1,101     85,845
    Discover Financial Services........................  5,858    357,689
*   E*TRADE Financial Corp.............................  4,966    104,385
    East West Bancorp, Inc.............................  3,793    129,190
#   Eaton Vance Corp...................................  2,155     75,705
    Erie Indemnity Co. Class A.........................  1,049     76,808
    Everest Re Group, Ltd..............................    865    134,862
    Fifth Third Bancorp................................ 16,683    341,668
    First Niagara Financial Group, Inc.................  6,123     52,658
    First Republic Bank................................  2,316    108,203
    FirstMerit Corp....................................  2,975     52,360
*   FNF Group..........................................  4,714    127,797
*   FNFV Group.........................................  1,571     25,702
#*  Forest City Enterprises, Inc. Class A..............  3,215     61,632
    Franklin Resources, Inc............................  4,006    216,925
*   Genworth Financial, Inc. Class A...................  6,943     90,953
    Goldman Sachs Group, Inc. (The)....................  3,819    660,191
    Hartford Financial Services Group, Inc. (The)......  8,400    286,944
    HCC Insurance Holdings, Inc........................  1,892     88,319
*   Howard Hughes Corp. (The)..........................    671     97,577
    Huntington Bancshares, Inc......................... 10,514    103,247
    Intercontinental Exchange, Inc.....................    919    176,650
    Invesco, Ltd.......................................  6,502    244,670
    Investors Bancorp, Inc.............................  3,284     33,989
    Jones Lang LaSalle, Inc............................  1,003    124,071
    JPMorgan Chase & Co................................ 34,493  1,989,211
    KeyCorp............................................ 14,140    191,456
    Legg Mason, Inc....................................  2,241    106,335
    Leucadia National Corp.............................  5,427    134,101
    Lincoln National Corp..............................  3,979    208,460

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Loews Corp.........................................  5,867 $  247,177
    LPL Financial Holdings, Inc........................  2,168    102,937
#   M&T Bank Corp......................................  2,188    265,842
#*  Markel Corp........................................    205    129,583
    Marsh & McLennan Cos., Inc.........................  5,549    281,723
    McGraw Hill Financial, Inc.........................  2,893    232,076
    MetLife, Inc.......................................  7,836    412,174
    Moody's Corp.......................................  1,943    169,041
    Morgan Stanley..................................... 11,549    373,495
*   MSCI, Inc..........................................  2,246    101,631
    NASDAQ OMX Group, Inc. (The).......................  2,367     99,864
    Navient Corp....................................... 12,251    210,717
#   New York Community Bancorp, Inc....................  5,652     89,754
    Northern Trust Corp................................  3,548    237,326
*   Ocwen Financial Corp...............................  1,417     42,751
    Old Republic International Corp....................  6,588     94,801
    PacWest Bancorp....................................    400     16,668
    PartnerRe, Ltd.....................................    875     91,315
#   People's United Financial, Inc.....................  5,614     81,515
    PNC Financial Services Group, Inc. (The)...........  4,296    354,678
*   Popular, Inc.......................................  1,497     47,754
    Principal Financial Group, Inc.....................  4,221    209,699
    ProAssurance Corp..................................    758     33,072
    Progressive Corp. (The)............................ 14,214    333,176
#   Prosperity Bancshares, Inc.........................  1,243     72,256
    Protective Life Corp...............................  1,224     84,921
    Prudential Financial, Inc..........................  3,722    323,702
    Raymond James Financial, Inc.......................  2,300    117,185
*   Realogy Holdings Corp..............................  1,935     71,131
    Regions Financial Corp............................. 20,241    205,244
    Reinsurance Group of America, Inc..................  1,142     91,657
#   RenaissanceRe Holdings, Ltd........................  1,118    109,352
    SEI Investments Co.................................  2,095     75,043
*   Signature Bank.....................................    740     84,649
    SLM Corp........................................... 12,251    108,544
    State Street Corp..................................  3,101    218,434
    SunTrust Banks, Inc................................  3,844    146,264
*   SVB Financial Group................................  2,202    240,062
    T Rowe Price Group, Inc............................  2,330    180,948
#   TD Ameritrade Holding Corp.........................  6,363    204,380
*   TFS Financial Corp.................................  3,372     45,455
    Torchmark Corp.....................................  2,223    117,241
    Travelers Cos., Inc. (The).........................  4,677    418,872
    U.S. Bancorp....................................... 18,732    787,306
    Umpqua Holdings Corp...............................  1,300     21,996
    Unum Group.........................................  3,614    124,069
    Validus Holdings, Ltd..............................  1,707     62,357
    Voya Financial, Inc................................  3,190    118,349
    Waddell & Reed Financial, Inc. Class A.............  1,546     81,613
    Wells Fargo & Co................................... 51,749  2,634,024
#   Willis Group Holdings P.L.C........................  2,612    106,439
    WR Berkley Corp....................................  3,306    147,481
    XL Group P.L.C.....................................  3,539    114,097

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Zions Bancorporation...............................  3,054 $    88,016
                                                               -----------
Total Financials.......................................         28,762,009
                                                               -----------
Health Care -- (11.5%)
    Abbott Laboratories................................ 11,697     492,678
    AbbVie, Inc........................................ 17,159     898,102
*   Actavis P.L.C......................................  2,107     451,446
    Aetna, Inc.........................................  4,354     337,566
    Agilent Technologies, Inc..........................  2,566     143,927
*   Alexion Pharmaceuticals, Inc.......................  1,270     201,917
*   Align Technology, Inc..............................  1,068      57,896
#*  Alkermes P.L.C.....................................  1,468      62,772
    Allergan, Inc......................................  2,691     446,329
#*  Alnylam Pharmaceuticals, Inc.......................    496      26,809
    AmerisourceBergen Corp.............................  2,073     159,434
    Amgen, Inc.........................................  7,761     988,674
#*  athenahealth, Inc..................................    379      47,148
    Baxter International, Inc..........................  4,871     363,815
    Becton Dickinson and Co............................  1,538     178,777
*   Bio-Rad Laboratories, Inc. Class A.................    312      35,877
*   Biogen Idec, Inc...................................  2,192     732,983
*   BioMarin Pharmaceutical, Inc.......................    720      44,510
*   Boston Scientific Corp............................. 26,941     344,306
    Bristol-Myers Squibb Co............................ 10,938     553,682
#*  Brookdale Senior Living, Inc.......................  1,978      68,538
*   Bruker Corp........................................  2,980      67,735
    Cardinal Health, Inc...............................  3,896     279,148
*   CareFusion Corp....................................  3,277     143,500
*   Celgene Corp.......................................  8,767     764,044
*   Centene Corp.......................................    894      64,448
*   Cerner Corp........................................  2,100     115,920
    Cigna Corp.........................................  3,232     291,009
*   Community Health Systems, Inc......................  4,135     197,240
#   Cooper Cos., Inc. (The)............................    548      88,162
*   Covance, Inc.......................................    992      83,249
    Covidien P.L.C.....................................  4,145     358,584
    CR Bard, Inc.......................................    695     103,715
*   Cubist Pharmaceuticals, Inc........................  1,010      61,509
*   DaVita HealthCare Partners, Inc....................  4,257     299,863
    DENTSPLY International, Inc........................  2,594     120,413
*   Edwards Lifesciences Corp..........................  1,163     104,961
    Eli Lilly & Co..................................... 11,327     691,627
*   Endo International P.L.C...........................  2,720     182,458
*   Express Scripts Holding Co.........................  7,884     549,121
*   Gilead Sciences, Inc............................... 16,355   1,497,300
*   HCA Holdings, Inc..................................  2,237     146,098
*   Henry Schein, Inc..................................  1,257     146,126
*   Hologic, Inc.......................................  4,740     123,572
*   Hospira, Inc.......................................  2,014     111,717
    Humana, Inc........................................  3,316     390,127
*   IDEXX Laboratories, Inc............................    931     115,891
*   Illumina, Inc......................................    632     101,063
*   Incyte Corp........................................  1,226      58,321

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#*  Intercept Pharmaceuticals, Inc.....................    144 $    33,460
#*  InterMune, Inc.....................................    896      39,308
*   Intuitive Surgical, Inc............................    368     168,378
#*  Isis Pharmaceuticals, Inc..........................    909      28,170
*   Jazz Pharmaceuticals P.L.C.........................    791     110,526
    Johnson & Johnson.................................. 29,376   2,940,244
*   Laboratory Corp. of America Holdings...............  1,528     158,438
#*  Mallinckrodt P.L.C.................................  1,363      94,892
    McKesson Corp......................................  1,932     370,674
*   Medivation, Inc....................................    610      45,280
*   MEDNAX, Inc........................................  2,341     138,540
    Medtronic, Inc.....................................  9,526     588,135
    Merck & Co., Inc................................... 30,027   1,703,732
*   Mettler-Toledo International, Inc..................    249      64,028
*   Mylan, Inc.........................................  3,915     193,284
    Omnicare, Inc......................................  2,152     134,500
#*  Opko Health, Inc...................................  4,868      42,936
    Patterson Cos., Inc................................  2,261      88,202
    PerkinElmer, Inc...................................  2,208     102,054
    Perrigo Co. P.L.C..................................  1,121     168,654
    Pfizer, Inc........................................ 64,365   1,847,276
#*  Pharmacyclics, Inc.................................    151      18,186
#   Quest Diagnostics, Inc.............................  3,183     194,481
#   Questcor Pharmaceuticals, Inc......................    967      87,001
*   Quintiles Transnational Holdings, Inc..............    140       7,690
*   Regeneron Pharmaceuticals, Inc.....................    662     209,338
#   ResMed, Inc........................................  1,203      62,243
*   Salix Pharmaceuticals, Ltd.........................  1,026     135,340
#*  Seattle Genetics, Inc..............................    987      34,742
#*  Sirona Dental Systems, Inc.........................  1,192      95,598
    St Jude Medical, Inc...............................  2,971     193,680
    Stryker Corp.......................................  2,170     173,101
*   Taro Pharmaceutical Industries, Ltd................    493      69,641
#   Teleflex, Inc......................................    810      87,269
*   Tenet Healthcare Corp..............................  1,922     101,424
*   Theravance Biopharma, Inc..........................    288       8,073
#*  Theravance, Inc....................................  1,010      21,917
    Thermo Fisher Scientific, Inc......................  3,082     374,463
*   United Therapeutics Corp...........................  1,083      98,488
    UnitedHealth Group, Inc............................ 11,634     942,936
    Universal Health Services, Inc. Class B............  2,392     254,987
*   Varian Medical Systems, Inc........................  1,263     103,755
*   Vertex Pharmaceuticals, Inc........................    924      82,153
*   Waters Corp........................................    679      70,236
    WellPoint, Inc.....................................  2,357     258,822
    Zimmer Holdings, Inc...............................  2,861     286,300
    Zoetis, Inc........................................  4,676     153,887
                                                               -----------
Total Health Care......................................         27,080,569
                                                               -----------
Industrials -- (11.9%)
    3M Co..............................................  6,744     950,162
#   Acuity Brands, Inc.................................    699      74,982
*   AECOM Technology Corp..............................  1,091      37,039

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    AGCO Corp..........................................  2,645 $  128,838
    Air Lease Corp.....................................  2,028     69,865
    Alaska Air Group, Inc..............................  5,036    221,433
    Allegion P.L.C.....................................    601     30,909
    Alliant Techsystems, Inc...........................    918    119,276
    Allison Transmission Holdings, Inc.................  4,400    128,832
    AMERCO.............................................    690    181,580
    American Airlines Group, Inc.......................  5,517    214,335
    AMETEK, Inc........................................  3,369    164,037
    AO Smith Corp......................................  1,079     50,389
*   Avis Budget Group, Inc.............................  2,807    157,725
*   B/E Aerospace, Inc.................................  1,188    101,146
#   Babcock & Wilcox Co. (The).........................  2,510     77,910
    Boeing Co. (The)...................................  7,450    897,576
    Carlisle Cos., Inc.................................  1,367    109,387
    Caterpillar, Inc...................................  7,328    738,296
#   CH Robinson Worldwide, Inc.........................  1,333     89,924
#*  Chart Industries, Inc..............................    275     20,914
    Chicago Bridge & Iron Co. NV.......................  1,643     97,463
    Cintas Corp........................................  1,901    119,003
*   Civeo Corp.........................................  2,890     73,406
#*  Clean Harbors, Inc.................................  1,175     67,715
*   Colfax Corp........................................  1,323     83,309
    Copa Holdings SA Class A...........................    339     51,484
*   Copart, Inc........................................  2,622     87,522
    Crane Co...........................................  1,416     97,152
    CSX Corp........................................... 14,387    430,459
    Cummins, Inc.......................................  1,786    248,951
    Danaher Corp.......................................  4,912    362,899
    Deere & Co.........................................  4,655    396,187
    Delta Air Lines, Inc...............................  9,722    364,186
    Donaldson Co., Inc.................................  3,040    117,922
    Dover Corp.........................................  3,127    268,172
    Eaton Corp. P.L.C..................................  3,835    260,473
    Emerson Electric Co................................  7,549    480,494
    Equifax, Inc.......................................  1,983    150,886
    Exelis, Inc........................................  5,024     84,604
    Expeditors International of Washington, Inc........  1,652     71,333
#   Fastenal Co........................................  2,942    130,478
    FedEx Corp.........................................  3,820    561,082
    Flowserve Corp.....................................  1,455    107,728
    Fluor Corp.........................................  2,869    209,064
    Fortune Brands Home & Security, Inc................  2,299     86,879
#*  Generac Holdings, Inc..............................  1,233     53,512
    General Dynamics Corp..............................  3,076    359,185
    General Electric Co................................ 89,722  2,256,508
*   Genesee & Wyoming, Inc. Class A....................  1,105    110,202
    Graco, Inc.........................................  1,166     86,459
*   Hertz Global Holdings, Inc......................... 12,626    356,306
*   Hexcel Corp........................................  1,647     61,351
    Honeywell International, Inc.......................  6,627    608,557
#   Hubbell, Inc. Class A..............................    100     12,258
    Hubbell, Inc. Class B..............................    708     82,794

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Huntington Ingalls Industries, Inc.................  1,286 $116,923
    IDEX Corp..........................................  1,366  103,570
*   IHS, Inc. Class A..................................    563   73,961
    Illinois Tool Works, Inc...........................  3,735  307,652
    Ingersoll-Rand P.L.C...............................  5,039  296,243
    Iron Mountain, Inc.................................  4,391  147,142
    ITT Corp...........................................  1,879   86,378
*   Jacobs Engineering Group, Inc......................  1,750   88,917
    JB Hunt Transport Services, Inc....................  1,131   87,381
#   Joy Global, Inc....................................  3,398  201,365
#   Kansas City Southern...............................  1,252  136,543
    KAR Auction Services, Inc..........................  3,524  103,288
    KBR, Inc...........................................  3,277   67,703
    Kennametal, Inc....................................  1,913   80,882
*   Kirby Corp.........................................  1,543  179,698
    L-3 Communications Holdings, Inc...................  1,665  174,758
    Lennox International, Inc..........................    898   76,617
    Lincoln Electric Holdings, Inc.....................  1,708  113,480
    Lockheed Martin Corp...............................  2,842  474,529
#   Manitowoc Co., Inc. (The)..........................  3,271   86,878
#   Manpowergroup, Inc.................................  1,315  102,425
    Masco Corp.........................................  3,952   82,202
*   Middleby Corp. (The)...............................    867   63,170
#   MSC Industrial Direct Co., Inc. Class A............  1,055   89,981
    Nielsen NV.........................................  5,348  246,596
    Nordson Corp.......................................  1,547  116,288
    Norfolk Southern Corp..............................  3,523  358,148
    Northrop Grumman Corp..............................  2,279  280,932
#*  NOW, Inc...........................................    770   24,786
*   Old Dominion Freight Line, Inc.....................  2,197  139,466
    Oshkosh Corp.......................................  2,396  110,743
    Owens Corning......................................  2,560   87,168
    PACCAR, Inc........................................  3,880  241,608
    Pall Corp..........................................    978   75,766
    Parker Hannifin Corp...............................  1,907  219,210
    Pentair P.L.C......................................  3,866  247,695
    Pitney Bowes, Inc..................................  3,614   97,795
    Precision Castparts Corp...........................  1,165  266,552
*   Quanta Services, Inc...............................  2,828   94,710
    Raytheon Co........................................  3,756  340,932
    Republic Services, Inc.............................  6,937  263,120
    Robert Half International, Inc.....................  2,289  111,360
    Rockwell Automation, Inc...........................  1,308  146,051
    Rockwell Collins, Inc..............................  1,277   93,566
    Rollins, Inc.......................................  2,399   67,916
    Roper Industries, Inc..............................  1,185  170,723
#   RR Donnelley & Sons Co.............................  3,166   54,962
    Ryder System, Inc..................................  2,034  175,188
*   Sensata Technologies Holding NV....................  1,522   70,377
    Snap-on, Inc.......................................    786   94,477
#*  SolarCity Corp.....................................    830   59,370
    Southwest Airlines Co.............................. 11,880  335,966
*   Spirit Aerosystems Holdings, Inc. Class A..........  2,120   69,048

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Spirit Airlines, Inc...............................  1,268 $    82,953
    SPX Corp...........................................    779      77,222
    Stanley Black & Decker, Inc........................  3,014     263,574
*   Stericycle, Inc....................................    879     103,414
*   Teledyne Technologies, Inc.........................    733      66,850
    Terex Corp.........................................  2,690      92,832
    Textron, Inc.......................................  5,545     201,672
    Timken Co. (The)...................................  1,838      81,423
    Toro Co. (The).....................................    800      47,464
    Towers Watson & Co. Class A........................  1,050     107,121
    TransDigm Group, Inc...............................    464      77,915
#   Trinity Industries, Inc............................  4,322     188,612
#   Triumph Group, Inc.................................  1,050      66,518
    Tyco International, Ltd............................  3,933     169,709
    Union Pacific Corp................................. 13,022   1,280,193
*   United Continental Holdings, Inc...................  7,198     333,915
    United Parcel Service, Inc. Class B................  7,460     724,291
#*  United Rentals, Inc................................  2,490     263,691
    United Technologies Corp...........................  8,698     914,595
    URS Corp...........................................  1,505      86,191
#*  USG Corp...........................................  1,479      39,120
#   Valmont Industries, Inc............................    893     130,048
*   Verisk Analytics, Inc. Class A.....................  1,605      96,364
#*  Veritiv Corp.......................................    102       4,072
*   WABCO Holdings, Inc................................    843      82,176
    Wabtec Corp........................................    819      66,077
    Waste Connections, Inc.............................  2,787     131,937
    Waste Management, Inc..............................  5,965     267,769
    Watsco, Inc........................................    448      40,127
#*  WESCO International, Inc...........................  1,090      85,554
    WW Grainger, Inc...................................    755     177,538
    Xylem, Inc.........................................  2,534      89,425
                                                               -----------
Total Industrials......................................         28,003,105
                                                               -----------
Information Technology -- (17.5%)
*   3D Systems Corp....................................    766      38,400
    Accenture P.L.C. Class A...........................  6,781     537,598
    Activision Blizzard, Inc........................... 13,959     312,402
*   Adobe Systems, Inc.................................  2,414     166,832
*   Akamai Technologies, Inc...........................  1,992     117,568
*   Alliance Data Systems Corp.........................    578     151,604
    Altera Corp........................................  3,067     100,352
    Amdocs, Ltd........................................  2,730     123,778
    Amphenol Corp. Class A.............................  1,652     158,873
    Analog Devices, Inc................................  3,684     182,837
*   ANSYS, Inc.........................................    933      71,785
*   AOL, Inc...........................................    748      28,835
    Apple, Inc......................................... 70,637   6,750,778
    Applied Materials, Inc............................. 10,195     213,687
*   ARRIS Group, Inc...................................  2,517      86,006
*   Arrow Electronics, Inc.............................  2,419     140,181
*   Aspen Technology, Inc..............................  1,797      78,062
*   Atmel Corp.........................................  4,379      35,908

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Autodesk, Inc......................................  1,549 $   82,639
    Automatic Data Processing, Inc.....................  4,727    384,352
    Avago Technologies, Ltd............................  2,108    146,253
    Avnet, Inc.........................................  2,632    111,413
*   Blackhawk Network Holdings, Inc. Class B...........  1,128     31,460
    Broadcom Corp. Class A.............................  7,659    293,033
    Broadridge Financial Solutions, Inc................  3,333    134,553
    Brocade Communications Systems, Inc................ 11,810    108,770
    CA, Inc............................................  9,345    269,884
*   Cadence Design Systems, Inc........................  3,905     65,721
    Cisco Systems, Inc................................. 51,502  1,299,395
*   Citrix Systems, Inc................................  2,009    136,070
*   Cognizant Technology Solutions Corp. Class A.......  4,903    240,492
#*  CommVault Systems, Inc.............................    531     25,499
    Computer Sciences Corp.............................  4,826    301,094
#*  Concur Technologies, Inc...........................    443     41,181
    Corning, Inc....................................... 10,227    200,961
*   CoStar Group, Inc..................................    254     36,507
#*  Cree, Inc..........................................  1,039     49,072
*   Dolby Laboratories, Inc. Class A...................    900     40,176
    DST Systems, Inc...................................    998     89,890
*   eBay, Inc..........................................  9,562    504,874
*   EchoStar Corp. Class A.............................    801     40,611
*   Electronic Arts, Inc...............................  2,648     88,973
    EMC Corp........................................... 22,005    644,746
*   Equinix, Inc.......................................    569    122,062
*   F5 Networks, Inc...................................    663     74,647
*   Facebook, Inc. Class A............................. 12,746    925,997
    FactSet Research Systems, Inc......................    720     86,494
    FEI Co.............................................    417     31,942
    Fidelity National Information Services, Inc........  5,342    301,289
*   First Solar, Inc...................................  1,827    115,302
*   Fiserv, Inc........................................  4,461    275,110
*   FleetCor Technologies, Inc.........................    806    107,029
    FLIR Systems, Inc..................................  2,280     75,878
*   Fortinet, Inc......................................  1,495     36,702
#*  Freescale Semiconductor, Ltd.......................  1,923     38,498
*   Gartner, Inc.......................................    748     51,178
*   Genpact, Ltd.......................................  3,191     56,162
    Global Payments, Inc...............................  1,604    111,109
*   Google, Inc. Class A...............................  1,744  1,010,735
*   Google, Inc. Class C...............................  1,744    996,870
    Harris Corp........................................  1,214     82,880
    Hewlett-Packard Co................................. 27,529    980,308
    IAC/InterActiveCorp................................  1,690    113,568
*   Informatica Corp...................................  1,367     43,361
*   Ingram Micro, Inc. Class A.........................  2,968     85,182
    Intel Corp......................................... 69,420  2,352,644
    International Business Machines Corp............... 10,383  1,990,110
    Intuit, Inc........................................  2,568    210,499
#*  IPG Photonics Corp.................................    922     62,097
    Jabil Circuit, Inc.................................  6,235    124,451
    Jack Henry & Associates, Inc.......................  1,594     93,010

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   JDS Uniphase Corp..................................  2,615 $   31,040
*   Juniper Networks, Inc..............................  6,597    155,293
    KLA-Tencor Corp....................................  2,004    143,266
#*  Knowles Corp.......................................  1,194     34,722
    Lam Research Corp..................................  2,260    158,200
    Leidos Holdings, Inc...............................  1,862     68,782
    Linear Technology Corp.............................  2,132     94,096
*   LinkedIn Corp. Class A.............................    448     80,927
    Marvell Technology Group, Ltd......................  7,065     94,247
    MasterCard, Inc. Class A........................... 10,907    808,754
    Maxim Integrated Products, Inc.....................  4,081    119,614
#   Microchip Technology, Inc..........................  1,659     74,688
*   Micron Technology, Inc............................. 12,571    384,044
*   MICROS Systems, Inc................................  1,037     70,132
    Microsoft Corp..................................... 90,359  3,899,894
    Motorola Solutions, Inc............................  2,588    164,804
    National Instruments Corp..........................  1,629     51,867
*   NCR Corp...........................................  4,222    130,671
    NetApp, Inc........................................  4,863    188,879
#*  NetSuite, Inc......................................    231     19,476
#*  NeuStar, Inc. Class A..............................  1,135     31,621
#*  Nuance Communications, Inc.........................  6,449    117,243
    NVIDIA Corp........................................  8,900    155,750
*   ON Semiconductor Corp.............................. 11,033     94,442
    Oracle Corp........................................ 36,407  1,470,479
*   Palo Alto Networks, Inc............................    731     59,109
#*  Pandora Media, Inc.................................  1,852     46,522
    Paychex, Inc.......................................  3,762    154,280
*   PTC, Inc...........................................  1,960     70,482
    QUALCOMM, Inc...................................... 14,536  1,071,303
*   Rackspace Hosting, Inc.............................  2,645     80,117
*   Red Hat, Inc.......................................  1,037     60,270
*   Salesforce.com, Inc................................  3,198    173,491
    SanDisk Corp.......................................  4,658    427,185
    Science Applications International Corp............    695     29,030
#   Seagate Technology P.L.C...........................  3,805    222,973
#*  ServiceNow, Inc....................................    611     35,927
    Skyworks Solutions, Inc............................  3,958    200,908
    Solera Holdings, Inc...............................  1,201     76,864
*   Splunk, Inc........................................    508     23,886
*   SS&C Technologies Holdings, Inc....................    827     35,817
#*  Stratasys, Ltd.....................................    868     87,269
#*  SunEdison, Inc.....................................  3,618     72,360
#*  SunPower Corp......................................  2,137     78,492
    Symantec Corp...................................... 15,708    371,651
*   Synopsys, Inc......................................  2,998    113,234
#*  Syntel, Inc........................................    587     50,699
    TE Connectivity, Ltd...............................  3,947    244,280
#*  Teradata Corp......................................  2,943    124,077
    Teradyne, Inc......................................  2,722     49,595
    Texas Instruments, Inc.............................  9,757    451,261
*   TIBCO Software, Inc................................  2,026     39,102
    Total System Services, Inc.........................  4,493    143,776

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE+
                                                            ------ -----------
Information Technology -- (Continued)
*   Trimble Navigation, Ltd................................  3,287 $   101,568
#*  Ubiquiti Networks, Inc.................................    923      35,286
*   Ultimate Software Group, Inc. (The)....................    427      57,607
*   Vantiv, Inc. Class A...................................  2,246      73,624
*   VeriFone Systems, Inc..................................  1,552      52,008
#*  VeriSign, Inc..........................................    871      47,078
    Visa, Inc. Class A.....................................  4,019     848,049
#*  VMware, Inc. Class A...................................    504      50,077
    Western Digital Corp...................................  4,566     455,824
#   Western Union Co. (The)................................  4,442      77,602
*   WEX, Inc...............................................    733      79,105
#*  Workday, Inc. Class A..................................    405      33,955
    Xerox Corp............................................. 26,208     347,518
    Xilinx, Inc............................................  2,228      91,638
*   Yahoo!, Inc............................................  6,156     220,446
*   Yelp, Inc..............................................    458      30,759
*   Zebra Technologies Corp. Class A.......................    417      33,389
#*  Zillow, Inc. Class A...................................    214      30,715
*   Zynga, Inc. Class A.................................... 11,278      32,932
                                                                   -----------
Total Information Technology...............................         41,154,290
                                                                   -----------
Materials -- (4.4%)
    Air Products & Chemicals, Inc..........................  1,920     253,344
    Airgas, Inc............................................  1,351     144,449
    Albemarle Corp.........................................  2,235     137,095
    Alcoa, Inc............................................. 18,002     295,053
    Allegheny Technologies, Inc............................  2,060      77,559
    Aptargroup, Inc........................................  1,487      90,856
    Ashland, Inc...........................................  1,567     163,986
    Avery Dennison Corp....................................  2,548     120,291
    Ball Corp..............................................  1,311      80,312
    Bemis Co., Inc.........................................  3,351     130,722
    Cabot Corp.............................................  1,074      56,267
#   Celanese Corp. Series A................................  2,709     157,691
    CF Industries Holdings, Inc............................  1,602     401,045
#   Cliffs Natural Resources, Inc..........................  2,534      44,218
*   Crown Holdings, Inc....................................  1,224      56,977
#   Cytec Industries, Inc..................................    506      51,030
    Domtar Corp............................................    800      28,736
    Dow Chemical Co. (The)................................. 13,687     698,995
    Eagle Materials, Inc...................................    718      65,209
    Eastman Chemical Co....................................  3,145     247,763
    Ecolab, Inc............................................  2,660     288,690
    EI du Pont de Nemours & Co............................. 10,652     685,030
    FMC Corp...............................................  1,249      81,460
    Freeport-McMoRan, Inc.................................. 14,303     532,358
    Huntsman Corp..........................................  8,597     223,952
    International Flavors & Fragrances, Inc................    776      78,368
    International Paper Co.................................  5,770     274,075
    LyondellBasell Industries NV Class A...................  5,904     627,300
#   Martin Marietta Materials, Inc.........................    959     119,137
    MeadWestvaco Corp......................................  2,361      98,690
#   Monsanto Co............................................  4,389     496,352

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE+
                                                            ------ -----------
Materials -- (Continued)
    Mosaic Co. (The).......................................  5,125 $   236,314
    NewMarket Corp.........................................    233      90,171
    Newmont Mining Corp....................................  7,349     183,064
    Nucor Corp.............................................  5,695     286,003
*   Owens-Illinois, Inc....................................  5,236     163,311
    Packaging Corp. of America.............................  1,752     115,912
#   PolyOne Corp...........................................  1,543      58,557
    PPG Industries, Inc....................................  1,352     268,183
    Praxair, Inc...........................................  3,100     397,234
    Reliance Steel & Aluminum Co...........................  1,296      88,452
    Rock-Tenn Co. Class A..................................  1,663     165,352
    Rockwood Holdings, Inc.................................  1,527     120,541
    Royal Gold, Inc........................................  1,237      93,480
    RPM International, Inc.................................  2,812     124,234
    Scotts Miracle-Gro Co. (The) Class A...................  1,330      70,756
    Sealed Air Corp........................................  3,301     106,028
    Sherwin-Williams Co. (The).............................    803     165,603
    Sigma-Aldrich Corp.....................................  1,017     102,127
    Sonoco Products Co.....................................  3,010     117,811
    Southern Copper Corp...................................  1,000      32,860
    Steel Dynamics, Inc....................................  3,997      84,776
*   TimkenSteel Corp.......................................    919      39,986
#   United States Steel Corp...............................  3,909     130,912
    Valspar Corp. (The)....................................    815      61,166
    Vulcan Materials Co....................................  2,018     127,396
    Westlake Chemical Corp.................................  1,242     108,538
*   WR Grace & Co..........................................    679      61,789
                                                                   -----------
Total Materials............................................         10,407,566
                                                                   -----------
Real Estate Investment Trusts -- (0.1%)
    Crown Castle International Corp........................  2,609     193,536
                                                                   -----------
Telecommunication Services -- (3.0%)
    AT&T, Inc.............................................. 83,572   2,974,327
    CenturyLink, Inc.......................................  6,838     268,323
#   Frontier Communications Corp........................... 35,667     233,619
*   Level 3 Communications, Inc............................  2,093      92,050
*   SBA Communications Corp. Class A.......................  1,099     117,516
*   Sprint Corp............................................  9,676      71,119
*   T-Mobile US, Inc.......................................  1,714      56,459
    Telephone & Data Systems, Inc..........................  1,594      39,850
*   tw telecom, Inc........................................  3,174     129,309
#*  United States Cellular Corp............................    389      15,206
    Verizon Communications, Inc............................ 54,629   2,754,394
#   Windstream Holdings, Inc............................... 23,354     267,637
                                                                   -----------
Total Telecommunication Services...........................          7,019,809
                                                                   -----------
Utilities -- (2.2%)
    AES Corp...............................................  5,107      74,613
    AGL Resources, Inc.....................................  1,503      77,615
    Alliant Energy Corp....................................    727      41,075
    Ameren Corp............................................  1,637      62,943
    American Electric Power Co., Inc.......................  3,902     202,865

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE+
                                                              ------ --------
Utilities -- (Continued)
    American Water Works Co., Inc............................ 1,265  $ 60,429
#   Aqua America, Inc........................................ 2,328    55,360
    Atmos Energy Corp........................................ 1,664    80,404
*   Calpine Corp............................................. 6,708   147,844
    CenterPoint Energy, Inc.................................. 2,823    68,655
    CMS Energy Corp.......................................... 1,578    45,652
    Consolidated Edison, Inc................................. 2,094   117,452
    Dominion Resources, Inc.................................. 4,617   312,294
    DTE Energy Co............................................ 1,470   108,515
    Duke Energy Corp......................................... 5,358   386,473
    Edison International..................................... 2,164   118,587
    Entergy Corp............................................. 1,490   108,517
    Exelon Corp.............................................. 7,200   223,776
    FirstEnergy Corp......................................... 3,002    93,692
    Great Plains Energy, Inc................................. 2,072    51,365
#   Integrys Energy Group, Inc...............................   749    49,104
#   ITC Holdings Corp........................................ 1,920    69,312
    MDU Resources Group, Inc................................. 1,180    37,182
#   National Fuel Gas Co..................................... 1,396    96,198
    NextEra Energy, Inc...................................... 3,565   334,718
    NiSource, Inc............................................ 1,904    71,743
    Northeast Utilities...................................... 2,625   115,237
    NRG Energy, Inc.......................................... 5,547   171,735
    OGE Energy Corp.......................................... 1,295    46,555
#   ONE Gas, Inc.............................................   692    24,912
    Pepco Holdings, Inc...................................... 3,375    90,619
    PG&E Corp................................................ 3,644   162,777
    Pinnacle West Capital Corp...............................   591    31,613
    PPL Corp................................................. 4,639   153,041
    Public Service Enterprise Group, Inc..................... 3,836   134,912
    Questar Corp............................................. 2,315    51,486
#   SCANA Corp...............................................   703    35,769
    Sempra Energy............................................ 1,818   181,273
    Southern Co. (The)....................................... 6,883   297,965
#   TECO Energy, Inc......................................... 3,130    54,650
    UGI Corp................................................. 3,088   149,892
#   Westar Energy, Inc....................................... 2,141    77,162
#   Wisconsin Energy Corp.................................... 1,873    81,625

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      Xcel Energy, Inc..................................     3,731 $    114,915
                                                                   ------------
Total Utilities.........................................              5,072,521
                                                                   ------------
TOTAL COMMON STOCKS.....................................            221,901,678
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16....     4,045          223
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.068% 1,598,146    1,598,146
                                                                   ------------
                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S)@  DFA Short Term Investment Fund.................... 1,027,897   11,892,773
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $208,371,004)^^.....           $235,392,820
                                                                   ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 29,416,877          --   --    $ 29,416,877
   Consumer Staples..............   18,461,709          --   --      18,461,709
   Energy........................   26,329,687          --   --      26,329,687
   Financials....................   28,762,009          --   --      28,762,009
   Health Care...................   27,080,569          --   --      27,080,569
   Industrials...................   28,003,105          --   --      28,003,105
   Information Technology........   41,154,290          --   --      41,154,290
   Materials.....................   10,407,566          --   --      10,407,566
   Real Estate Investment Trusts.      193,536          --   --         193,536
   Telecommunication Services....    7,019,809          --   --       7,019,809
   Utilities.....................    5,072,521          --   --       5,072,521
Rights/Warrants..................           -- $       223   --             223
Temporary Cash Investments.......    1,598,146          --   --       1,598,146
Securities Lending Collateral....           --  11,892,773   --      11,892,773
                                  ------------ -----------   --    ------------
TOTAL............................ $223,499,824 $11,892,996   --    $235,392,820
                                  ============ ===========   ==    ============

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company.................................... $14,541,138,843
                                                                ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
      $9,187,053,257)^^........................................ $14,541,138,843
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (83.4%)

Consumer Discretionary -- (11.4%)
#*  1-800-Flowers.com, Inc. Class A.................... 193,518 $  990,812
    Aaron's, Inc....................................... 207,454  5,472,637
#   Abercrombie & Fitch Co. Class A....................  70,344  2,767,333
    AH Belo Corp. Class A..............................  96,709  1,020,280
#*  ALCO Stores, Inc...................................   2,172     15,128
*   Ambassadors Group, Inc.............................   6,599     28,376
#   AMCON Distributing Co..............................     674     53,907
#*  America's Car-Mart, Inc............................  55,801  2,089,189
*   Apollo Education Group, Inc. Class A...............  39,971  1,116,390
    Ark Restaurants Corp...............................  11,690    249,114
#*  Ascent Capital Group, Inc. Class A.................  61,337  3,801,667
*   Ballantyne Strong, Inc.............................  68,354    264,530
#*  Barnes & Noble, Inc................................ 321,067  6,684,615
    Bassett Furniture Industries, Inc..................  51,875    756,338
    Beasley Broadcasting Group, Inc. Class A...........  15,520     94,982
#*  Beazer Homes USA, Inc..............................  46,380    711,933
#   bebe stores, Inc................................... 430,654  1,210,138
#*  Belmond, Ltd. Class A.............................. 477,974  5,926,878
#   Big 5 Sporting Goods Corp.......................... 114,346  1,133,169
    Big Lots, Inc......................................  49,506  2,165,888
#*  Biglari Holdings, Inc..............................   8,095  3,440,456
#*  BJ's Restaurants, Inc..............................  96,714  3,314,389
#   Bob Evans Farms, Inc............................... 147,825  7,023,166
#*  Books-A-Million, Inc...............................  53,259    113,974
    Bowl America, Inc. Class A.........................  14,589    213,364
#*  Boyd Gaming Corp................................... 273,360  3,006,960
#*  Bridgepoint Education, Inc......................... 103,777  1,246,362
*   Bright Horizons Family Solutions, Inc..............  45,020  1,871,481
    Brown Shoe Co., Inc................................ 223,020  6,286,934
*   Build-A-Bear Workshop, Inc......................... 110,392  1,164,636
#*  Cabela's, Inc......................................  66,828  3,900,082
#*  Cache, Inc.........................................  97,561    114,146
#*  Caesars Entertainment Corp.........................   5,518     88,288
#   Callaway Golf Co................................... 344,701  2,619,728
*   Cambium Learning Group, Inc........................  60,806    119,180
*   Canterbury Park Holding Corp.......................   9,680     92,347
*   Career Education Corp.............................. 178,869    914,021
*   Carmike Cinemas, Inc...............................  10,080    316,915
#   Carriage Services, Inc.............................  72,347  1,166,957
#*  Carrols Restaurant Group, Inc......................  53,312    400,373
#   Cato Corp. (The) Class A...........................  61,280  1,891,101
#*  Cavco Industries, Inc..............................  34,302  2,448,820
#*  Central European Media Enterprises, Ltd. Class A...  60,346    158,107
#*  Charles & Colvard, Ltd.............................  35,582     66,538
    Chico's FAS, Inc................................... 325,530  5,146,629
#   Children's Place, Inc. (The).......................  70,028  3,515,406
*   Christopher & Banks Corp........................... 112,735    963,884
    Churchill Downs, Inc...............................  66,967  5,792,645
*   Citi Trends, Inc...................................  51,134  1,030,350
#*  Coast Distribution System, Inc. (The)..............   1,305      3,948
*   Cobra Electronics Corp.............................  24,371    100,652

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
#    Collectors Universe, Inc...........................   6,053 $   121,181
     Columbia Sportswear Co.............................   7,278     544,103
#*   Conn's, Inc........................................ 100,646   4,025,840
     Cooper Tire & Rubber Co............................  90,461   2,613,418
#*   Cooper-Standard Holding, Inc.......................     280      17,360
     Core-Mark Holding Co., Inc......................... 124,712   5,886,406
#*   Corinthian Colleges, Inc........................... 192,250      40,373
*    Crocs, Inc......................................... 320,375   5,084,351
     CSS Industries, Inc................................  17,513     432,396
#    CTC Media, Inc.....................................  47,015     454,635
     Culp, Inc..........................................  31,732     574,984
#*   Cumulus Media, Inc. Class A........................ 536,761   2,780,422
#    Darden Restaurants, Inc............................ 289,260  13,522,905
*    Del Frisco's Restaurant Group, Inc.................   7,793     166,147
#*   dELiA*s, Inc.......................................  73,478      45,189
#*   Delta Apparel, Inc.................................  33,047     425,645
     Destination Maternity Corp.........................   6,542     124,494
#*   Destination XL Group, Inc.......................... 203,977   1,091,277
     DeVry Education Group, Inc......................... 229,696   9,180,949
     Dillard's, Inc. Class A............................ 211,147  25,172,945
     DineEquity, Inc....................................  84,469   6,846,212
#*   Dixie Group, Inc. (The)............................  36,313     304,666
#*   Dorman Products, Inc...............................   2,734     118,601
#*   Dover Downs Gaming & Entertainment, Inc............  38,372      48,349
     Dover Motorsports, Inc.............................  12,359      34,358
     DR Horton, Inc..................................... 408,546   8,456,902
#*   DreamWorks Animation SKG, Inc. Class A............. 248,877   4,977,540
#*   Education Management Corp..........................  39,767      51,299
#    Educational Development Corp.......................   2,346      11,261
*    Emerson Radio Corp.................................  89,291     143,759
*    Emmis Communications Corp. Class A.................  15,418      38,545
#*   Entercom Communications Corp. Class A..............  50,474     476,979
     Escalade, Inc......................................   3,943      62,694
#    Ethan Allen Interiors, Inc.........................  46,159   1,057,964
#*   EW Scripps Co. (The) Class A....................... 251,388   5,450,092
o#*  FAB Universal Corp.................................  14,476      16,662
*    Famous Dave's Of America, Inc......................     393       9,797
#*   Federal-Mogul Holdings Corp........................ 173,240   2,761,446
     Finish Line, Inc. (The) Class A.................... 183,841   4,833,180
#    Flexsteel Industries, Inc..........................  21,493     650,378
     Foot Locker, Inc................................... 324,625  15,429,426
#    Fred's, Inc. Class A............................... 190,447   3,014,776
     Frisch's Restaurants, Inc..........................  10,837     256,295
#*   FTD Cos., Inc...................................... 120,562   3,971,312
#*   Fuel Systems Solutions, Inc........................  89,701     941,861
*    Full House Resorts, Inc............................  75,264     106,122
#*   G-III Apparel Group, Ltd...........................  63,884   4,961,870
*    Gaiam, Inc. Class A................................  49,050     322,749
#    GameStop Corp. Class A............................. 635,798  26,684,442
#*   Gaming Partners International Corp.................  17,120     147,917
     Gannett Co., Inc................................... 529,452  17,323,669
*    Geeknet, Inc.......................................     560       6,681
#*   Genesco, Inc.......................................  93,502   7,131,398

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Graham Holdings Co. Class B........................  31,543 $21,630,612
#*  Gray Television, Inc............................... 333,110   4,057,280
#   Group 1 Automotive, Inc............................ 165,440  12,229,325
#   Guess?, Inc........................................  68,461   1,780,671
    Harte-Hanks, Inc................................... 240,369   1,576,821
    Haverty Furniture Cos., Inc........................ 106,089   2,358,358
    Haverty Furniture Cos., Inc. Class A...............     844      18,787
*   Helen of Troy, Ltd................................. 162,968   8,739,974
#*  hhgregg, Inc....................................... 125,798     894,424
*   Hollywood Media Corp...............................   6,339       7,987
#   Hooker Furniture Corp..............................  54,414     790,091
#*  Iconix Brand Group, Inc............................ 354,283  14,961,371
#   International Speedway Corp. Class A............... 133,179   4,037,987
*   Isle of Capri Casinos, Inc......................... 147,406   1,165,981
#   JAKKS Pacific, Inc.................................  54,360     339,206
#*  JC Penney Co., Inc................................. 138,300   1,297,254
    John Wiley & Sons, Inc. Class A....................  31,827   1,912,484
#   Johnson Outdoors, Inc. Class A.....................  26,093     601,705
#*  Journal Communications, Inc. Class A............... 314,796   3,424,980
*   K12, Inc...........................................  69,371   1,617,038
#   KB Home............................................  47,947     781,536
#*  Kirkland's, Inc....................................  89,444   1,682,442
#*  Krispy Kreme Doughnuts, Inc........................  65,084     996,436
    La-Z-Boy, Inc...................................... 254,916   5,363,433
*   Lakeland Industries, Inc...........................  27,527     169,291
#*  Lands' End, Inc....................................   2,034      71,576
*   LeapFrog Enterprises, Inc..........................  38,446     277,580
    Lear Corp.......................................... 200,085  18,842,004
#*  Lee Enterprises, Inc...............................  35,600     135,280
    Lennar Corp. Class B...............................  61,143   1,870,976
*   Liberty Ventures Series A.......................... 114,155   7,894,960
#*  Life Time Fitness, Inc............................. 109,227   4,298,082
#   Lifetime Brands, Inc...............................  57,659     980,203
    Lincoln Educational Services Corp..................  38,993     143,884
    Lithia Motors, Inc. Class A........................  42,873   3,809,266
*   Live Nation Entertainment, Inc..................... 924,308  21,453,189
*   Loral Space & Communications, Inc..................  34,834   2,518,498
*   Luby's, Inc........................................ 122,762     616,265
#*  M/I Homes, Inc.....................................  91,662   1,886,404
*   Madison Square Garden Co. (The) Class A............  64,615   3,834,254
    Marcus Corp. (The)................................. 106,855   1,888,128
#*  MarineMax, Inc..................................... 133,003   2,217,160
*   Marriott Vacations Worldwide Corp.................. 106,532   6,130,917
#*  Martha Stewart Living Omnimedia, Inc. Class A......  32,040     144,500
#   Matthews International Corp. Class A...............  90,335   3,928,689
*   McClatchy Co. (The) Class A........................ 191,458     924,742
#   MDC Holdings, Inc.................................. 176,802   4,768,350
#*  Media General, Inc. Class A........................  21,681     437,089
    Men's Wearhouse, Inc. (The)........................ 276,271  13,901,957
#   Meredith Corp...................................... 131,208   6,025,071
*   Meritage Homes Corp................................ 141,743   5,428,757
*   Modine Manufacturing Co............................ 216,890   2,986,575
*   Monarch Casino & Resort, Inc.......................  41,176     513,876

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Motorcar Parts of America, Inc.....................    51,014 $ 1,135,572
    Movado Group, Inc..................................    87,835   3,595,087
*   MTR Gaming Group, Inc..............................    43,655     200,813
*   Murphy USA, Inc....................................    44,775   2,212,780
    NACCO Industries, Inc. Class A.....................    33,768   1,610,396
#*  Nathan's Famous, Inc...............................       347      17,249
*   Nautilus, Inc......................................     3,766      37,509
*   New York & Co., Inc................................   198,583     669,225
#   New York Times Co. (The) Class A...................   257,429   3,215,288
#*  Office Depot, Inc.................................. 1,105,090   5,536,501
*   Orbitz Worldwide, Inc..............................    17,745     157,043
*   P&F Industries, Inc. Class A.......................     1,458      11,737
#*  Pacific Sunwear of California, Inc.................   111,913     227,183
*   Penn National Gaming, Inc..........................    89,924     942,404
    Penske Automotive Group, Inc.......................   224,615  10,433,367
#*  Pep Boys-Manny, Moe & Jack (The)...................   274,328   2,902,390
*   Perfumania Holdings, Inc...........................    13,797      89,681
#*  Perry Ellis International, Inc.....................    82,106   1,510,750
#*  Pinnacle Entertainment, Inc........................   144,245   3,144,541
    PulteGroup, Inc....................................   965,856  17,047,358
#*  Quiksilver, Inc....................................   733,047   2,191,811
#*  Radio One, Inc. Class D............................    26,961     117,820
#*  RadioShack Corp....................................   190,955     118,392
#*  Reading International, Inc. Class A................     8,787      70,560
*   Red Lion Hotels Corp...............................    90,325     494,981
*   Red Robin Gourmet Burgers, Inc.....................    46,365   2,984,051
    Regis Corp.........................................   298,372   4,156,322
    Remy International, Inc............................     1,061      23,533
#   Rent-A-Center, Inc.................................   325,902   7,802,094
    RG Barry Corp......................................    28,514     538,629
#*  Rick's Cabaret International, Inc..................    50,022     554,244
    Rocky Brands, Inc..................................    34,614     521,979
#*  Ruby Tuesday, Inc..................................   337,423   2,027,912
#   Ryland Group, Inc. (The)...........................   172,071   5,523,479
#   Saga Communications, Inc. Class A..................    16,217     583,812
#   Salem Communications Corp. Class A.................    29,846     259,959
#   Scholastic Corp....................................   150,930   5,345,941
#*  Scientific Games Corp. Class A.....................   148,261   1,266,149
    Service Corp. International........................   306,548   6,437,508
#*  Shiloh Industries, Inc.............................    56,348     957,916
    Shoe Carnival, Inc.................................   103,151   1,836,088
#*  Shutterfly, Inc....................................    29,100   1,435,212
    Signet Jewelers, Ltd...............................    62,334   6,344,978
#*  Sizmek, Inc........................................   112,174   1,019,662
*   Skechers U.S.A., Inc. Class A......................   268,478  14,006,497
#*  Skullcandy, Inc....................................    58,033     392,303
*   Skyline Corp.......................................    27,646     130,213
#   Sonic Automotive, Inc. Class A.....................   196,388   4,776,156
*   Spanish Broadcasting System, Inc. Class A..........    16,642      89,700
    Spartan Motors, Inc................................   157,816     678,609
#   Speedway Motorsports, Inc..........................   190,470   3,321,797
*   Sport Chalet, Inc. Class B.........................     2,311       2,600
#   Stage Stores, Inc..................................   175,507   3,162,636

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------

Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc.......................   160,707 $  5,793,487
#*  Standard Pacific Corp..............................   235,016    1,772,021
*   Stanley Furniture Co., Inc.........................    49,285      127,648
#   Stein Mart, Inc....................................   188,192    2,442,732
*   Steiner Leisure, Ltd...............................     2,821      112,586
*   Stoneridge, Inc....................................    88,787      973,993
    Strattec Security Corp.............................     5,513      346,382
    Superior Industries International, Inc.............   152,418    2,851,741
#   Superior Uniform Group, Inc........................     7,339      152,284
#   Sypris Solutions, Inc..............................    37,935      179,812
#*  Systemax, Inc......................................    63,565      868,934
#   Tandy Leather Factory, Inc.........................    40,081      374,357
*   Toll Brothers, Inc.................................   266,346    8,706,851
    Trans World Entertainment Corp.....................     5,565       20,034
#*  Tuesday Morning Corp...............................   198,053    3,259,952
*   Unifi, Inc.........................................    96,247    2,756,514
#*  Universal Electronics, Inc.........................    58,315    2,777,543
    Universal Technical Institute, Inc.................    13,677      163,714
#   Value Line, Inc....................................     1,845       30,812
#*  Valuevision Media, Inc. Class A....................    72,468      331,903
*   Visteon Corp.......................................    64,938    6,201,579
#*  Vitamin Shoppe, Inc................................    89,676    3,824,681
#*  VOXX International Corp............................   100,744      998,373
*   Wells-Gardner Electronics Corp.....................    22,378       27,301
#   Wendy's Co. (The).................................. 2,361,897   19,249,461
#*  West Marine, Inc...................................   115,748      993,118
#*  Wet Seal, Inc. (The) Class A.......................   339,271      312,842
    Weyco Group, Inc...................................    14,578      378,445
*   William Lyon Homes Class A.........................    34,290      844,220
#   Wolverine World Wide, Inc..........................   101,764    2,468,795
*   Zagg, Inc..........................................    14,870       75,986
*   Zumiez, Inc........................................    45,399    1,264,362
                                                                  ------------
Total Consumer Discretionary...........................            698,955,951
                                                                  ------------
Consumer Staples -- (2.6%)
#   Alico, Inc.........................................    10,573      390,249
*   Alliance One International, Inc....................   444,232    1,008,407
    Andersons, Inc. (The)..............................   169,476    9,155,093
#*  Boulder Brands, Inc................................   280,158    3,179,793
*   Bridgford Foods Corp...............................     1,048        8,326
    Cal-Maine Foods, Inc...............................    43,019    3,062,953
#   Casey's General Stores, Inc........................    74,569    4,934,231
    CCA Industries, Inc................................    24,286       85,487
*   Central Garden and Pet Co..........................    79,373      729,438
#*  Central Garden and Pet Co. Class A.................   193,017    1,800,849
#*  Chiquita Brands International, Inc.................   229,559    2,201,471
#   Coca-Cola Bottling Co. Consolidated................    18,094    1,263,323
*   Constellation Brands, Inc. Class A.................   123,372   10,271,953
#*  Craft Brew Alliance, Inc...........................    59,046      662,496
*   Darling Ingredients, Inc...........................   151,919    2,843,924
#   Dean Foods Co......................................   216,659    3,319,216
#*  Elizabeth Arden, Inc...............................    77,799    1,604,993
    Energizer Holdings, Inc............................    73,963    8,487,994

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
*   Farmer Bros. Co....................................    22,317 $    456,829
#   Fresh Del Monte Produce, Inc.......................   310,620    9,299,963
    Golden Enterprises, Inc............................    17,103       69,609
*   Hain Celestial Group, Inc. (The)...................     9,708      830,034
#   Ingles Markets, Inc. Class A.......................    62,571    1,534,241
    Ingredion, Inc.....................................   136,611   10,058,668
#   Inter Parfums, Inc.................................    95,073    2,484,257
#   John B. Sanfilippo & Son, Inc......................    38,315    1,013,432
*   Mannatech, Inc.....................................     3,902       47,955
#   MGP Ingredients, Inc...............................    55,785      449,069
#*  Natural Alternatives International, Inc............    14,110       76,617
*   Nutraceutical International Corp...................    57,498    1,327,054
#   Oil-Dri Corp. of America...........................    20,822      607,378
*   Omega Protein Corp.................................   111,384    1,561,604
    Orchids Paper Products Co..........................    25,790      680,856
*   Pantry, Inc. (The).................................   109,950    1,969,204
*   Pilgrim's Pride Corp...............................   181,851    5,084,554
    Pinnacle Foods, Inc................................    44,669    1,345,877
#*  Post Holdings, Inc.................................   183,305    8,234,061
#*  Primo Water Corp...................................     4,300       19,952
    Reliv International, Inc...........................       600          810
#   Sanderson Farms, Inc...............................    93,079    8,478,566
*   Seaboard Corp......................................     1,692    4,825,584
#*  Seneca Foods Corp. Class A.........................    31,294      895,634
*   Seneca Foods Corp. Class B.........................       189        5,746
#   Snyder's-Lance, Inc................................    93,496    2,319,636
#   SpartanNash Co.....................................   194,311    4,072,758
    Spectrum Brands Holdings, Inc......................   105,580    8,805,372
#*  Susser Holdings Corp...............................   129,264   10,363,095
*   TreeHouse Foods, Inc...............................    56,637    4,162,819
#   Universal Corp.....................................   123,817    6,429,817
#   Village Super Market, Inc. Class A.................    20,181      474,657
#   Weis Markets, Inc..................................    77,942    3,325,006
                                                                  ------------
Total Consumer Staples.................................            156,320,910
                                                                  ------------
Energy -- (8.8%)
    Adams Resources & Energy, Inc......................    17,359    1,134,237
#   Alon USA Energy, Inc...............................   285,694    3,671,168
#*  Alpha Natural Resources, Inc....................... 1,178,592    3,995,427
#*  Approach Resources, Inc............................    87,580    1,842,683
#   Arch Coal, Inc.....................................   477,446    1,418,015
*   Atwood Oceanics, Inc...............................    39,186    1,886,806
*   Barnwell Industries, Inc...........................    21,188       64,835
*   Basic Energy Services, Inc.........................   241,952    5,804,428
*   Bill Barrett Corp..................................   259,577    6,232,444
    Bolt Technology Corp...............................    41,081      701,253
*   Bonanza Creek Energy, Inc..........................   134,236    7,525,270
#*  BPZ Resources, Inc.................................   410,902    1,076,563
#   Bristow Group, Inc.................................   161,348   11,515,407
#*  C&J Energy Services, Inc...........................   198,436    5,945,143
#*  Cal Dive International, Inc........................    84,019       91,581
#*  Callon Petroleum Co................................   147,361    1,455,927
*   Carrizo Oil & Gas, Inc.............................   122,913    7,548,087

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
    Cimarex Energy Co..................................    23,157 $ 3,219,286
*   Clayton Williams Energy, Inc.......................    20,632   2,195,451
#*  Cloud Peak Energy, Inc.............................   235,990   3,653,125
#   Comstock Resources, Inc............................   277,161   6,557,629
#*  Contango Oil & Gas Co..............................    41,352   1,663,591
    Dawson Geophysical Co..............................    47,151   1,183,490
    Delek US Holdings, Inc.............................   224,184   6,550,656
#   Denbury Resources, Inc.............................   770,221  13,055,246
    DHT Holdings, Inc..................................    17,450     115,519
#   Diamond Offshore Drilling, Inc.....................   106,051   4,962,126
#*  Emerald Oil, Inc...................................   139,961   1,027,314
#*  Endeavour International Corp.......................   170,330     240,165
#   Energy XXI Bermuda, Ltd............................   207,749   4,146,670
*   ENGlobal Corp......................................    46,727     130,368
    EnLink Midstream LLC...............................   109,720   4,192,401
*   Era Group, Inc.....................................   102,587   2,749,332
*   Escalera Resources Co..............................    52,252     115,999
#   Exterran Holdings, Inc.............................   371,091  15,678,595
#*  Forbes Energy Services, Ltd........................    10,414      54,778
*   Forum Energy Technologies, Inc.....................    51,173   1,703,549
    GasLog, Ltd........................................    82,500   2,103,750
#*  Gastar Exploration, Inc............................   215,174   1,424,452
#   Green Plains, Inc..................................   181,915   6,819,993
    Gulf Island Fabrication, Inc.......................    73,674   1,436,643
#   Gulfmark Offshore, Inc. Class A....................   154,301   5,905,099
#*  Halcon Resources Corp..............................   245,900   1,463,105
#*  Harvest Natural Resources, Inc.....................   198,761     858,648
#*  Helix Energy Solutions Group, Inc..................   568,915  14,467,508
#*  Hercules Offshore, Inc.............................   840,892   2,968,349
*   HKN, Inc...........................................     1,137      80,784
#*  Hornbeck Offshore Services, Inc....................   193,454   8,453,940
*   ION Geophysical Corp...............................   228,917     858,439
#*  Key Energy Services, Inc...........................   535,628   3,288,756
*   Kodiak Oil & Gas Corp..............................   201,596   3,132,802
#*  Magnum Hunter Resources Corp.......................   339,607   2,183,673
#*  Matador Resources Co...............................   134,710   3,642,558
*   Matrix Service Co..................................   143,815   3,861,433
#*  McDermott International, Inc.......................   371,819   2,714,279
*   Mexco Energy Corp..................................     6,763      47,679
#*  Miller Energy Resources, Inc.......................    32,924     160,998
*   Mitcham Industries, Inc............................    57,917     751,184
    Nabors Industries, Ltd............................. 1,097,257  29,801,500
*   Natural Gas Services Group, Inc....................    61,745   1,926,444
*   Newfield Exploration Co............................   414,409  16,700,683
#*  Newpark Resources, Inc.............................   524,786   6,418,133
*   Nordic American Offshore, Ltd......................        25         458
#   Nordic American Tankers, Ltd.......................     3,000      25,830
#*  Northern Oil and Gas, Inc..........................   169,100   2,720,819
#*  Nuverra Environmental Solutions, Inc...............    25,263     470,397
*   Oil States International, Inc......................    76,470   4,686,846
#*  Overseas Shipholding Group, Inc....................   142,039     972,967
*   Pacific Drilling SA................................    31,374     298,680
#   Panhandle Oil and Gas, Inc. Class A................     3,104     199,960

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#*  Parker Drilling Co................................. 658,047 $  4,066,730
    Patterson-UTI Energy, Inc.......................... 740,622   25,440,366
    PBF Energy, Inc. Class A...........................  44,809    1,214,324
#*  PDC Energy, Inc.................................... 187,492   10,173,316
#   Peabody Energy Corp................................ 373,153    5,660,731
#*  Penn Virginia Corp................................. 369,181    4,806,737
*   PetroQuest Energy, Inc.............................   3,108       19,922
#*  PHI, Inc. Non-Voting...............................  63,165    2,491,859
*   Pioneer Energy Services Corp....................... 336,370    4,948,003
*   Pyramid Oil Co.....................................     100          545
    QEP Resources, Inc................................. 396,882   13,116,950
#*  Renewable Energy Group, Inc........................  83,238      932,266
#*  Rex Energy Corp.................................... 399,863    5,514,111
*   Rosetta Resources, Inc............................. 123,197    6,291,671
    Rowan Cos. P.L.C. Class A.......................... 691,059   21,091,121
#*  SandRidge Energy, Inc.............................. 795,665    4,742,163
#   Scorpio Tankers, Inc............................... 248,970    2,337,828
#*  SEACOR Holdings, Inc............................... 106,689    8,104,096
    SemGroup Corp. Class A.............................  48,770    3,759,192
#   Ship Finance International, Ltd.................... 205,162    3,733,948
    SM Energy Co....................................... 118,975    9,344,297
#*  Steel Excel, Inc...................................  42,674    1,434,913
#*  Stone Energy Corp.................................. 228,384    8,690,011
    Superior Energy Services, Inc...................... 633,713   21,292,757
#*  Swift Energy Co.................................... 231,376    2,556,705
#*  Synergy Resources Corp.............................   9,843      103,548
#   Teekay Corp........................................  72,395    4,029,506
#   Tesco Corp......................................... 100,843    1,968,455
    Tesoro Corp........................................ 339,017   20,863,106
#*  TETRA Technologies, Inc............................ 418,348    4,606,011
*   TGC Industries, Inc................................  36,617      143,905
#   Tidewater, Inc..................................... 305,591   14,445,287
#*  Triangle Petroleum Corp............................ 315,598    3,408,458
*   Unit Corp.......................................... 226,934   14,376,269
#*  Vaalco Energy, Inc................................. 266,869    1,841,396
#   W&T Offshore, Inc.................................. 177,605    2,381,683
*   Warren Resources, Inc.............................. 232,747    1,370,880
#   Western Refining, Inc.............................. 344,653   14,116,987
*   Whiting Petroleum Corp.............................  44,660    3,951,963
*   Willbros Group, Inc................................ 320,389    3,713,309
*   WPX Energy, Inc.................................... 548,538   11,283,427
                                                                ------------
Total Energy...........................................          540,320,105
                                                                ------------
Financials -- (20.4%)
*   1st Constitution Bancorp...........................     464        4,689
#   1st Source Corp....................................  97,177    2,758,855
#   1st United Bancorp, Inc............................  36,488      304,675
    Access National Corp...............................  16,381      262,096
#   Alexander & Baldwin, Inc........................... 201,631    7,696,255
*   Alleghany Corp.....................................  14,445    5,978,063
    Alliance Bancorp, Inc. of Pennsylvania.............     770       12,228
    Allied World Assurance Co. Holdings AG............. 518,010   18,653,540
#*  Ambac Financial Group, Inc......................... 141,150    3,198,459

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   American Capital, Ltd.............................. 1,318,450 $19,987,702
    American Equity Investment Life Holding Co.........   331,806   7,346,185
    American Financial Group, Inc......................   465,774  26,078,686
*   American Independence Corp.........................        60         726
#   American National Bankshares, Inc..................    19,282     414,756
    American National Insurance Co.....................    46,142   5,029,478
*   American River Bankshares..........................     1,626      14,845
    Ameris Bancorp.....................................    97,007   2,118,633
    AMERISAFE, Inc.....................................   105,756   3,870,670
    AmeriServ Financial, Inc...........................    36,909     117,371
*   Arch Capital Group, Ltd............................    25,133   1,343,359
    Argo Group International Holdings, Ltd.............   160,766   8,007,754
    Arrow Financial Corp...............................     1,531      38,887
    Aspen Insurance Holdings, Ltd......................   389,738  15,593,417
#   Associated Banc-Corp...............................   631,364  11,314,043
    Assurant, Inc......................................   471,974  29,904,273
    Assured Guaranty, Ltd..............................   577,469  12,889,108
*   Asta Funding, Inc..................................    60,415     506,278
    Astoria Financial Corp.............................   508,927   6,554,980
#*  Atlantic Coast Financial Corp......................     4,033      16,818
*   Atlanticus Holdings Corp...........................    66,219     176,143
    Auburn National Bancorporation, Inc................       692      17,079
#*  AV Homes, Inc......................................    44,952     700,802
    Axis Capital Holdings, Ltd.........................   606,646  26,176,775
#   Baldwin & Lyons, Inc. Class A......................       253       6,063
    Baldwin & Lyons, Inc. Class B......................    15,238     376,379
#   Banc of California, Inc............................    24,903     295,599
#   Bancfirst Corp.....................................    26,540   1,616,286
#*  Bancorp, Inc.......................................   146,000   1,387,000
#   BancorpSouth, Inc..................................   373,281   7,790,374
    Bank Mutual Corp...................................   160,845     969,895
    Bank of Commerce Holdings..........................     6,900      43,677
#   Bank of Kentucky Financial Corp (The)..............     4,454     153,886
    BankFinancial Corp.................................   106,520   1,088,634
    Banner Corp........................................   106,937   4,303,145
#   Bar Harbor Bankshares..............................    12,594     343,816
    BBCN Bancorp, Inc..................................   305,100   4,582,602
    BCB Bancorp, Inc...................................     4,921      64,219
#*  Bear State Financial, Inc..........................     4,332      36,302
#*  Beneficial Mutual Bancorp, Inc.....................    28,579     373,813
    Berkshire Hills Bancorp, Inc.......................   105,507   2,550,104
#*  BofI Holding, Inc..................................    18,626   1,389,313
#   Boston Private Financial Holdings, Inc.............   379,688   4,738,506
    Bridge Bancorp, Inc................................     3,690      88,191
#*  Bridge Capital Holdings............................     1,785      38,074
#   Brookline Bancorp, Inc.............................   295,123   2,664,961
    Bryn Mawr Bank Corp................................    26,240     774,080
    C&F Financial Corp.................................     2,965     101,611
#   Calamos Asset Management, Inc. Class A.............    87,224   1,034,477
    California First National Bancorp..................     3,333      48,595
#   Camden National Corp...............................    10,941     387,640
    Cape Bancorp, Inc..................................     4,588      47,578
*   Capital Bank Financial Corp. Class A...............    19,593     446,329

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Capital City Bank Group, Inc.......................    69,097 $   927,973
    Capital Southwest Corp.............................    69,272   2,427,291
#   Capitol Federal Financial, Inc.....................   411,985   4,820,224
#   Cardinal Financial Corp............................   155,459   2,745,406
*   Cascade Bancorp....................................   144,725     784,409
#   Cash America International, Inc....................    81,179   3,603,536
    Cathay General Bancorp.............................   371,944   9,518,047
    Centerstate Banks, Inc.............................   109,993   1,146,127
    Central Pacific Financial Corp.....................    48,556     869,152
#   Century Bancorp, Inc. Class A......................     3,819     133,741
    Chemical Financial Corp............................    95,580   2,638,008
    Chicopee Bancorp, Inc..............................     2,685      44,249
    Citizens Community Bancorp, Inc....................     6,617      58,230
    Citizens Holding Co................................     1,603      30,553
#*  Citizens, Inc......................................    78,129     526,589
#   City Holding Co....................................    36,438   1,517,643
#   Clifton Bancorp, Inc...............................     2,419      29,899
#   CNB Financial Corp.................................     8,980     148,439
    CNO Financial Group, Inc........................... 1,174,038  18,995,935
#   CoBiz Financial, Inc...............................   154,278   1,746,427
    Codorus Valley Bancorp, Inc........................       903      18,945
*   Colonial Financial Services, Inc...................       522       6,460
    Columbia Banking System, Inc.......................   184,275   4,697,170
#   Community Bank System, Inc.........................   146,022   5,144,355
    Community Trust Bancorp, Inc.......................    77,676   2,717,883
    Community West Bancshares..........................       367       2,565
    ConnectOne Bancorp, Inc............................    52,438     996,322
#   Consolidated-Tomoka Land Co........................    11,795     526,293
*   Consumer Portfolio Services, Inc...................    14,335     104,072
#*  Cowen Group, Inc. Class A..........................   386,842   1,547,368
#*  Customers Bancorp, Inc.............................    23,809     451,419
#   CVB Financial Corp.................................   245,566   3,754,704
    Dime Community Bancshares, Inc.....................   188,788   2,854,475
    Donegal Group, Inc. Class A........................    80,831   1,218,931
#*  Doral Financial Corp...............................     1,812       9,223
*   E*TRADE Financial Corp............................. 1,292,524  27,168,854
    East West Bancorp, Inc.............................     4,015     136,751
    EMC Insurance Group, Inc...........................    55,011   1,618,974
#   Employers Holdings, Inc............................   119,695   2,549,503
#*  Encore Capital Group, Inc..........................    88,478   3,758,545
    Endurance Specialty Holdings, Ltd..................   247,707  13,101,223
#*  Enstar Group, Ltd..................................    11,318   1,561,884
#   Enterprise Bancorp, Inc............................     7,936     155,625
    Enterprise Financial Services Corp.................    52,399     914,363
#   ESB Financial Corp.................................    50,107     622,830
    ESSA Bancorp, Inc..................................    79,429     918,994
    Evans Bancorp, Inc.................................       163       3,814
#   EverBank Financial Corp............................   220,546   4,190,374
    Everest Re Group, Ltd..............................    27,336   4,261,956
#*  Ezcorp, Inc. Class A...............................    29,222     286,083
#*  Farmers Capital Bank Corp..........................     1,687      39,830
    FBL Financial Group, Inc. Class A..................   134,590   5,757,760
    Federal Agricultural Mortgage Corp. Class C........    60,117   1,752,411

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Federated National Holding Co......................    28,190 $   568,592
#   Fidelity Southern Corp.............................    25,454     352,538
    Financial Institutions, Inc........................    32,353     718,237
#*  First Acceptance Corp..............................    82,671     190,970
#   First American Financial Corp......................   345,229   9,369,515
#   First Bancorp, Inc.................................    23,909     392,347
*   First BanCorp.(318672706)..........................    89,452     459,783
    First Bancorp.(318910106)..........................    64,002   1,029,152
#   First Bancshares, Inc. (The).......................     1,037      14,985
    First Busey Corp...................................   290,055   1,609,805
    First Business Financial Services, Inc.............       914      39,869
    First Citizens BancShares, Inc. Class A............    12,563   2,793,383
#   First Commonwealth Financial Corp..................   523,696   4,482,838
    First Community Bancshares, Inc....................    50,483     742,605
#   First Connecticut Bancorp, Inc.....................     5,359      79,742
    First Defiance Financial Corp......................    44,537   1,202,944
    First Financial Bancorp............................   166,211   2,715,888
    First Financial Corp...............................    49,520   1,518,283
    First Financial Northwest, Inc.....................    97,328   1,023,891
#   First Horizon National Corp........................   482,581   5,684,804
    First Interstate Bancsystem, Inc...................    55,736   1,454,710
#*  First Marblehead Corp. (The).......................    24,327     123,581
#   First Merchants Corp...............................   142,192   2,833,887
    First Midwest Bancorp, Inc.........................   315,953   5,118,439
*   First NBC Bank Holding Co..........................     5,513     175,258
    First Niagara Financial Group, Inc................. 1,489,377  12,808,642
    First South Bancorp, Inc...........................     6,484      49,538
*   First United Corp..................................     2,500      21,300
    First West Virginia Bancorp........................        63       1,198
    FirstMerit Corp....................................   206,220   3,629,472
*   Flagstar Bancorp, Inc..............................   114,220   2,090,226
    Flushing Financial Corp............................   153,821   2,857,994
#   FNB Corp...........................................   574,402   7,065,145
#*  Forestar Group, Inc................................    80,040   1,496,748
*   Fortegra Financial Corp............................       281       1,959
#   Fox Chase Bancorp, Inc.............................    26,564     446,806
#*  Franklin Financial Corp............................     5,307     105,556
    Fulton Financial Corp..............................   569,727   6,460,704
#   FXCM, Inc. Class A.................................     1,155      15,731
#   Gain Capital Holdings, Inc.........................    38,593     245,451
*   Genworth Financial, Inc. Class A................... 1,716,485  22,485,953
#   German American Bancorp, Inc.......................    31,939     825,623
    GFI Group, Inc.....................................   221,401   1,002,947
    Glacier Bancorp, Inc...............................   150,801   3,993,210
#*  Global Indemnity P.L.C.............................    81,077   2,021,250
#   Great Southern Bancorp, Inc........................    51,030   1,591,115
#*  Green Dot Corp. Class A............................    63,664   1,145,315
*   Greenlight Capital Re, Ltd. Class A................    77,343   2,502,819
#   Griffin Land & Nurseries, Inc......................    10,781     286,882
#   Guaranty Bancorp...................................    24,139     313,807
    Guaranty Federal Bancshares, Inc...................       348       4,413
*   Hallmark Financial Services, Inc...................   100,040     897,359
    Hampden Bancorp, Inc...............................    20,730     357,074

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Hancock Holding Co.................................  83,551 $ 2,710,394
#   Hanmi Financial Corp............................... 156,332   3,301,732
    Hanover Insurance Group, Inc. (The)................ 225,011  13,007,886
*   Harris & Harris Group, Inc......................... 146,100     455,832
    Hawthorn Bancshares, Inc...........................     556       6,894
    HCC Insurance Holdings, Inc........................ 161,090   7,519,681
#   Heartland Financial USA, Inc.......................  45,581   1,086,195
    Heritage Commerce Corp.............................  68,269     546,152
    Heritage Financial Corp............................  47,549     756,505
    Heritage Financial Group, Inc......................   2,506      50,371
    HF Financial Corp..................................   3,852      51,886
*   Hilltop Holdings, Inc.............................. 253,350   5,193,675
#   Hingham Institution for Savings....................   1,748     144,350
*   HMN Financial, Inc.................................   2,800      33,404
*   Home Bancorp, Inc..................................   7,568     165,891
    Home BancShares, Inc...............................  58,632   1,762,478
    HomeStreet, Inc....................................     651      11,353
*   HomeTrust Bancshares, Inc..........................   5,008      76,172
    HopFed Bancorp, Inc................................   6,953      83,714
    Horace Mann Educators Corp......................... 199,789   5,723,955
#   Horizon Bancorp....................................   9,962     212,390
    Hudson City Bancorp, Inc...........................  75,160     732,810
#   Hudson Valley Holding Corp.........................  11,959     207,967
    Huntington Bancshares, Inc.........................       1          10
    Iberiabank Corp.................................... 107,461   7,050,516
*   ICG Group, Inc..................................... 111,044   1,878,864
*   Imperial Holdings, Inc.............................   1,082       7,379
#   Independence Holding Co............................  55,689     696,669
#   Independent Bank Corp.(453836108)..................  98,936   3,612,153
#   Independent Bank Corp.(453838609)..................  24,000     317,760
    Infinity Property & Casualty Corp..................  14,000     906,640
    Interactive Brokers Group, Inc. Class A............ 207,686   4,779,893
#   International Bancshares Corp...................... 248,572   6,301,300
    Intervest Bancshares Corp. Class A.................  17,708     141,310
#*  INTL. FCStone, Inc.................................   6,541     128,204
*   Investment Technology Group, Inc................... 154,059   2,817,739
    Investors Bancorp, Inc.............................   2,982      30,864
    Investors Title Co.................................   4,496     310,629
#   Janus Capital Group, Inc........................... 888,638  10,121,587
    JMP Group, Inc.....................................  57,369     386,667
*   KCG Holdings, Inc. Class A.........................  59,143     675,413
#*  Kearny Financial Corp..............................   1,371      20,661
#   Kemper Corp........................................ 291,935  10,103,870
    Kentucky First Federal Bancorp.....................   2,420      20,764
#*  Ladenburg Thalmann Financial Services, Inc.........   5,000      15,650
#   Lake Shore Bancorp, Inc............................     306       3,779
    Lakeland Bancorp, Inc.............................. 137,320   1,378,693
#   Lakeland Financial Corp............................  60,954   2,218,116
    Landmark Bancorp, Inc..............................   1,068      22,610
#   Legg Mason, Inc.................................... 731,595  34,714,183
#   LNB Bancorp, Inc...................................  31,120     376,863
#   Louisiana Bancorp, Inc.............................  13,988     275,144
#   Macatawa Bank Corp................................. 137,897     648,116

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Maiden Holdings, Ltd...............................   241,234 $ 2,769,366
    MainSource Financial Group, Inc....................    88,279   1,441,596
#   Marlin Business Services Corp......................    58,904   1,083,834
#*  Maui Land & Pineapple Co., Inc.....................       817       5,964
    MB Financial, Inc..................................   274,677   7,399,798
#*  MBIA, Inc..........................................   871,365   8,347,677
*   MBT Financial Corp.................................    46,487     237,084
#   MCG Capital Corp...................................   450,543   1,788,656
#   Meadowbrook Insurance Group, Inc...................   217,301   1,310,325
#   Medallion Financial Corp...........................   109,087   1,215,229
#   Mercantile Bank Corp...............................    37,425     715,566
    Merchants Bancshares, Inc..........................    20,000     581,200
    Mercury General Corp...............................    49,387   2,430,828
#*  Meridian Bancorp, Inc..............................    58,069     630,626
#   Meta Financial Group, Inc..........................     6,175     227,240
*   Metro Bancorp, Inc.................................    66,562   1,527,598
#*  MGIC Investment Corp...............................    63,788     471,393
    MicroFinancial, Inc................................    41,697     318,565
    Mid Penn Bancorp, Inc..............................       106       1,677
#   MidSouth Bancorp, Inc..............................    21,467     418,607
#   MidWestOne Financial Group, Inc....................     1,800      42,300
#   Montpelier Re Holdings, Ltd........................   304,755   8,999,415
    MutualFirst Financial, Inc.........................     3,283      63,132
#   NASDAQ OMX Group, Inc. (The).......................   858,799  36,232,730
#   National Bank Holdings Corp. Class A...............    23,427     464,089
#   National Interstate Corp...........................    13,998     379,206
    National Penn Bancshares, Inc......................   565,065   5,820,169
#   National Security Group, Inc. (The)................     2,423      29,173
#   National Western Life Insurance Co. Class A........     3,921     944,961
#*  Naugatuck Valley Financial Corp....................       385       3,042
*   Navigators Group, Inc. (The).......................    67,657   4,113,546
    NBT Bancorp, Inc...................................    92,683   2,166,002
    Nelnet, Inc. Class A...............................   156,407   6,448,661
#   New Hampshire Thrift Bancshares, Inc...............     2,168      32,520
#   New York Community Bancorp, Inc.................... 1,129,229  17,932,157
#*  NewBridge Bancorp..................................    54,982     411,815
#*  NewStar Financial, Inc.............................   256,825   2,909,827
    Nicholas Financial, Inc............................     8,089     105,319
*   North Valley Bancorp...............................     6,514     137,055
    Northeast Bancorp..................................     1,774      16,480
    Northeast Community Bancorp, Inc...................    10,688      74,495
#   Northfield Bancorp, Inc............................    87,223   1,112,965
    Northrim BanCorp, Inc..............................    12,388     303,506
#   Northwest Bancshares, Inc..........................   364,693   4,522,193
#   Norwood Financial Corp.............................       368      10,705
#   Ocean Shore Holding Co.............................       892      13,005
    OceanFirst Financial Corp..........................    64,126   1,020,245
    OFG Bancorp........................................   216,486   3,455,117
    Ohio Valley Banc Corp..............................     2,740      62,308
    Old National Bancorp...............................   388,135   5,193,246
    Old Republic International Corp.................... 1,182,426  17,015,110
*   Old Second Bancorp, Inc............................    32,787     158,689
    OmniAmerican Bancorp, Inc..........................    49,613   1,225,937

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    OneBeacon Insurance Group, Ltd. Class A............   108,664 $ 1,608,227
    Oppenheimer Holdings, Inc. Class A.................    15,047     343,373
    Oritani Financial Corp.............................   119,865   1,774,002
    Pacific Continental Corp...........................    42,502     571,227
*   Pacific Mercantile Bancorp.........................    42,636     299,305
*   Pacific Premier Bancorp, Inc.......................    27,051     386,829
    PacWest Bancorp....................................   223,987   9,333,538
#   Park National Corp.................................    11,552     870,328
    Park Sterling Corp.................................   127,933     877,620
    PartnerRe, Ltd.....................................   321,083  33,508,222
#   Peapack Gladstone Financial Corp...................    30,593     565,970
#   Penns Woods Bancorp, Inc...........................     2,355     101,053
#   People's United Financial, Inc..................... 1,543,963  22,418,343
    Peoples Bancorp of North Carolina, Inc.............     2,510      41,239
#   Peoples Bancorp, Inc...............................    49,925   1,164,750
#*  PHH Corp...........................................   305,779   7,139,940
#*  Phoenix Cos., Inc. (The)...........................    18,657   1,033,784
#*  PICO Holdings, Inc.................................    91,365   2,023,735
    Pinnacle Financial Partners, Inc...................   160,571   5,941,127
#*  Piper Jaffray Cos..................................    60,533   3,123,503
    Platinum Underwriters Holdings, Ltd................   188,394  11,039,888
*   Popular, Inc.......................................   218,581   6,972,734
#*  Preferred Bank.....................................    26,013     577,228
    Premier Financial Bancorp, Inc.....................    17,701     276,844
    Primerica, Inc.....................................   184,516   8,502,497
    PrivateBancorp, Inc................................   302,974   8,725,651
    ProAssurance Corp..................................    27,126   1,183,507
    Prosperity Bancshares, Inc.........................    45,508   2,645,380
    Protective Life Corp...............................   427,997  29,694,432
    Provident Financial Holdings, Inc..................    30,246     431,006
    Provident Financial Services, Inc..................   305,970   5,112,759
#   Prudential Bancorp, Inc............................     2,692      31,227
#*  PSB Holdings, Inc..................................       599       4,013
#   Pulaski Financial Corp.............................    28,592     322,232
#   QC Holdings, Inc...................................    80,189     204,482
    QCR Holdings, Inc..................................       246       4,207
    Reinsurance Group of America, Inc..................   344,678  27,663,856
#   RenaissanceRe Holdings, Ltd........................    58,397   5,711,811
#   Renasant Corp......................................   120,812   3,431,061
#   Republic Bancorp, Inc. Class A.....................    26,822     623,880
#*  Republic First Bancorp, Inc........................     2,800      12,320
#   Resource America, Inc. Class A.....................    83,429     785,901
*   Riverview Bancorp, Inc.............................    42,290     161,548
#   RLI Corp...........................................    70,514   3,013,768
#   S&T Bancorp, Inc...................................   138,319   3,365,301
#*  Safeguard Scientifics, Inc.........................   102,515   2,034,923
    Safety Insurance Group, Inc........................    80,740   4,037,807
#   Sandy Spring Bancorp, Inc..........................   105,576   2,471,534
#*  Seacoast Banking Corp. of Florida..................     7,809      80,823
*   Select Bancorp, Inc................................       700       4,725
    Selective Insurance Group, Inc.....................   252,402   5,626,041
*   Shore Bancshares, Inc..............................     3,713      32,860
    SI Financial Group, Inc............................     7,388      80,012

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Sierra Bancorp.....................................    28,452 $   449,542
#   Simmons First National Corp. Class A...............    60,585   2,400,984
    Simplicity Bancorp, Inc............................    20,547     332,861
    SLM Corp...........................................   232,972   2,064,132
    South State Corp...................................    39,797   2,312,604
o   Southern Community Financial Corp..................    34,147      31,610
#*  Southern First Bancshares, Inc.....................     3,047      42,810
    Southern Missouri Bancorp, Inc.....................       593      21,200
#   Southern National Bancorp of Virginia, Inc.........     1,259      13,534
#   Southside Bancshares, Inc..........................    57,640   1,689,428
    Southwest Bancorp, Inc.............................    87,892   1,355,295
    Southwest Georgia Financial Corp...................       700      10,364
    StanCorp Financial Group, Inc......................   152,945   9,228,701
#   State Auto Financial Corp..........................   129,709   2,738,157
    Sterling Bancorp...................................   296,058   3,523,090
#   Stewart Information Services Corp..................   100,223   2,953,572
*   Stifel Financial Corp..............................       300      13,737
    Stock Yards Bancorp, Inc...........................     3,618     105,899
#*  Stratus Properties, Inc............................     1,430      22,308
#*  Suffolk Bancorp....................................    87,728   1,776,492
#   Summit State Bank..................................     1,121      14,113
#*  Sun Bancorp, Inc...................................   131,072     492,831
    Susquehanna Bancshares, Inc........................ 1,004,967  10,230,564
    Sussex Bancorp.....................................       639       6,007
    Symetra Financial Corp.............................   366,931   8,366,027
    Synovus Financial Corp.............................   132,789   3,127,181
#*  Taylor Capital Group, Inc..........................    78,907   1,682,297
    TCF Financial Corp.................................   588,590   9,305,608
    Territorial Bancorp, Inc...........................    20,309     408,211
#   TF Financial Corp..................................     4,609     194,638
    Timberland Bancorp, Inc............................    10,843     111,358
#   Tompkins Financial Corp............................    44,133   1,963,036
#   Tower Group International, Ltd.....................   213,884     459,851
#   TowneBank..........................................    79,009   1,167,753
*   Transcontinental Realty Investors, Inc.............       800      11,616
#*  Tree.com, Inc......................................    44,639   1,139,187
#   Trico Bancshares...................................    63,304   1,416,110
#*  Trinity Place Holdings, Inc........................    37,307     218,246
#   TrustCo Bank Corp..................................   330,800   2,179,972
    Trustmark Corp.....................................   234,040   5,389,941
#   UMB Financial Corp.................................    56,934   3,224,172
    Umpqua Holdings Corp...............................   354,719   6,001,845
    Union Bankshares Corp..............................   183,275   4,376,607
#   United Bancshares, Inc.............................       466       6,920
#   United Bankshares, Inc.............................   194,369   6,235,358
    United Community Bancorp...........................       114       1,362
    United Community Banks, Inc........................   119,506   1,977,824
#   United Community Financial Corp....................     2,218       9,537
    United Financial Bancorp, Inc......................   175,565   2,226,164
#   United Fire Group, Inc.............................   118,756   3,356,045
*   United Security Bancshares.........................     1,156       6,765
#   Unity Bancorp, Inc.................................     3,489      31,401
#   Universal Insurance Holdings, Inc..................   135,324   1,632,007

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
    Univest Corp. of Pennsylvania......................  46,925 $      887,821
    Validus Holdings, Ltd.............................. 405,498     14,812,842
    ViewPoint Financial Group, Inc..................... 142,246      3,576,064
*   Walker & Dunlop, Inc...............................  69,115        943,420
    Washington Federal, Inc............................ 394,954      8,278,236
#   Washington Trust Bancorp, Inc......................  61,905      2,129,532
#   Waterstone Financial, Inc..........................  46,276        510,424
    Wayne Savings Bancshares, Inc......................     120          1,507
    Webster Financial Corp............................. 347,576      9,965,004
    WesBanco, Inc...................................... 119,709      3,576,905
#   West Bancorporation, Inc...........................  58,901        857,599
*   Western Alliance Bancorp........................... 277,129      6,346,254
    Westfield Financial, Inc........................... 131,049        946,174
    White Mountains Insurance Group, Ltd...............   3,671      2,220,625
    Wilshire Bancorp, Inc.............................. 358,042      3,372,756
    Wintrust Financial Corp............................ 231,325     10,717,287
    WR Berkley Corp.................................... 207,866      9,272,902
    WSFS Financial Corp................................  17,540      1,255,689
    WVS Financial Corp.................................     111          1,212
*   Yadkin Financial Corp..............................   8,754        162,474
    Zions Bancorporation............................... 948,371     27,332,052
*   ZipRealty, Inc.....................................  93,955        632,317
                                                                --------------
Total Financials.......................................          1,251,804,922
                                                                --------------
Health Care -- (5.4%)
*   Addus HomeCare Corp................................  33,637        744,723
#*  Affymetrix, Inc.................................... 441,761      3,799,145
#*  Albany Molecular Research, Inc..................... 143,811      2,738,161
*   Alere, Inc......................................... 361,377     14,455,080
*   Allied Healthcare Products, Inc....................   1,097          2,260
*   Almost Family, Inc.................................  43,727      1,024,961
*   Alphatec Holdings, Inc............................. 147,075        205,905
#*  Amedisys, Inc...................................... 178,820      3,608,588
*   American Shared Hospital Services..................   4,548         13,166
*   AMN Healthcare Services, Inc.......................  93,637      1,226,645
*   Amsurg Corp........................................ 168,181      8,032,325
    Analogic Corp......................................  44,743      3,217,469
*   AngioDynamics, Inc................................. 137,345      2,005,237
#*  Anika Therapeutics, Inc............................  73,307      3,083,292
#*  Arqule, Inc........................................   8,633         11,741
#*  AVEO Pharmaceuticals, Inc..........................  12,600         15,876
#*  Baxano Surgical, Inc...............................  97,586         51,721
*   Bio-Rad Laboratories, Inc. Class A.................  12,038      1,384,250
#*  BioScrip, Inc...................................... 270,768      2,028,052
#*  BioTelemetry, Inc..................................  99,971        719,791
*   Cambrex Corp....................................... 158,377      3,337,003
    Cantel Medical Corp................................  23,467        786,848
#*  Capital Senior Living Corp.........................  90,913      2,240,096
*   Chindex International, Inc.........................   6,388        149,543
*   Community Health Systems, Inc...................... 490,559     23,399,664
    CONMED Corp........................................ 141,317      5,511,363
o   Contra Furiex Pharmaceuticals......................  10,318        100,807
*   Cross Country Healthcare, Inc...................... 127,342        915,589

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    CryoLife, Inc......................................  98,823 $   973,406
#*  Cumberland Pharmaceuticals, Inc....................  90,380     419,363
*   Cutera, Inc........................................  70,229     691,756
*   Cynosure, Inc. Class A.............................  69,710   1,585,205
    Digirad Corp.......................................  88,544     292,195
#*  Emergent Biosolutions, Inc......................... 135,898   2,989,756
#   Ensign Group, Inc. (The)...........................  21,885     720,673
*   Enzo Biochem, Inc.................................. 132,897     637,906
#   Enzon Pharmaceuticals, Inc.........................  79,602      85,174
*   Exactech, Inc......................................  39,046     887,906
#*  ExamWorks Group, Inc...............................  21,683     765,193
*   Five Star Quality Care, Inc........................ 218,412     998,143
*   Gentiva Health Services, Inc....................... 121,253   2,194,679
*   Greatbatch, Inc.................................... 135,788   6,722,864
#*  Hanger, Inc........................................ 111,931   3,542,616
#*  Harvard Apparatus Regenerative Technology, Inc.....  37,209     273,114
*   Harvard Bioscience, Inc............................ 148,840     687,641
*   Health Net, Inc....................................  68,156   2,807,346
#*  Healthways, Inc.................................... 204,778   3,540,612
#   Hill-Rom Holdings, Inc............................. 191,973   7,563,736
#*  Hologic, Inc....................................... 448,623  11,695,602
#*  Horizon Pharma, Inc................................  34,063     289,535
*   ICU Medical, Inc...................................  23,537   1,371,030
#*  Idera Pharmaceuticals, Inc......................... 133,006     336,505
#*  Impax Laboratories, Inc............................ 199,817   4,673,720
*   Integra LifeSciences Holdings Corp.................  48,417   2,295,934
#   Invacare Corp...................................... 167,384   2,505,738
*   Iridex Corp........................................     918       7,078
    Kewaunee Scientific Corp...........................   7,798     140,520
    Kindred Healthcare, Inc............................ 301,101   7,196,314
#*  Lannett Co., Inc...................................  92,991   3,125,427
    LeMaitre Vascular, Inc.............................  73,991     598,587
*   LHC Group, Inc.....................................  79,076   1,856,704
*   LifePoint Hospitals, Inc........................... 233,325  16,734,069
*   Luminex Corp.......................................   3,258      59,296
#*  Magellan Health, Inc............................... 140,801   8,110,138
#*  Mallinckrodt P.L.C.................................  36,914   2,569,953
*   MedAssets, Inc..................................... 242,698   5,154,905
o*  MedCath Corp....................................... 103,153          --
*   Medical Action Industries, Inc.....................  90,546   1,249,535
#*  Medicines Co. (The)................................ 116,653   2,726,181
#*  MediciNova, Inc....................................  23,798      47,596
*   Merit Medical Systems, Inc.........................  68,392     878,153
*   Misonix, Inc.......................................   5,883      39,240
#*  Molina Healthcare, Inc............................. 276,308  11,287,182
#   National Healthcare Corp...........................  25,312   1,391,147
*   Natus Medical, Inc................................. 174,102   5,008,914
*   NuVasive, Inc...................................... 130,828   4,890,351
    Omnicare, Inc...................................... 597,354  37,334,625
*   Omnicell, Inc...................................... 228,895   6,271,723
*   OraSure Technologies, Inc..........................  10,559      86,901
*   Orthofix International NV..........................  22,994     760,182
#   Owens & Minor, Inc................................. 230,376   7,623,142

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Pacific Biosciences of California, Inc.............  64,810 $    296,182
*   PDI, Inc........................................... 111,537      409,341
*   PharMerica Corp.................................... 153,288    4,137,243
#*  PhotoMedex, Inc....................................   6,849       73,901
#   Pozen, Inc.........................................  73,524      532,314
*   Prestige Brands Holdings, Inc...................... 313,269    9,648,685
*   Providence Service Corp. (The).....................  57,778    2,288,587
#*  Repligen Corp...................................... 112,834    2,366,129
#*  Rigel Pharmaceuticals, Inc.........................  37,205      121,660
#*  RTI Surgical, Inc.................................. 275,919    1,260,950
#*  Sciclone Pharmaceuticals, Inc...................... 334,998    1,614,690
    Select Medical Holdings Corp....................... 476,355    7,402,557
#*  Skilled Healthcare Group, Inc. Class A.............  63,759      379,366
    Span-America Medical Systems, Inc..................   6,050      117,975
    STERIS Corp........................................  29,877    1,520,142
#*  Sucampo Pharmaceuticals, Inc. Class A..............  53,019      312,812
*   Symmetry Medical, Inc.............................. 193,018    1,700,489
#*  Targacept, Inc.....................................  23,151       64,591
    Teleflex, Inc...................................... 124,243   13,385,941
*   Tornier NV.........................................  40,308      835,585
#   Transcept Pharmaceuticals, Inc.....................  61,189      137,063
*   Triple-S Management Corp. Class B..................  95,761    1,654,750
    Universal American Corp............................ 380,924    3,024,537
*   VCA, Inc........................................... 189,217    7,055,902
*   Wright Medical Group, Inc..........................  36,454    1,123,512
                                                                ------------
Total Health Care......................................          332,969,416
                                                                ------------
Industrials -- (14.6%)
    AAR Corp........................................... 206,357    5,551,003
    ABM Industries, Inc................................ 216,049    5,316,966
#   Acacia Research Corp...............................  13,695      233,637
#*  ACCO Brands Corp................................... 173,516    1,148,676
*   Accuride Corp......................................  19,382       96,910
#   Aceto Corp......................................... 154,305    2,586,152
    Acme United Corp...................................  12,718      216,206
    Actuant Corp. Class A.............................. 229,886    7,420,720
#*  Adept Technology, Inc..............................  60,855      553,780
#*  AECOM Technology Corp.............................. 361,021   12,256,663
#*  Aegion Corp........................................ 186,883    4,281,490
*   AeroCentury Corp...................................     782       12,348
#*  Aerovironment, Inc................................. 146,278    4,606,294
#   AGCO Corp.......................................... 303,952   14,805,502
    Air Lease Corp..................................... 117,264    4,039,745
*   Air Transport Services Group, Inc.................. 303,540    2,328,152
    Aircastle, Ltd..................................... 106,061    1,903,795
    Alamo Group, Inc...................................  63,138    3,000,949
    Alaska Air Group, Inc.............................. 334,142   14,692,224
    Albany International Corp. Class A................. 142,582    5,110,139
    Alliant Techsystems, Inc...........................  50,652    6,581,214
o   Allied Defense Group, Inc..........................  20,781        1,662
    Allied Motion Technologies, Inc....................   6,810       82,946
*   Alpha PRO Tech, Ltd................................   4,773        9,737
    Altra Industrial Motion Corp....................... 144,296    4,523,680

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    AMERCO.............................................  84,246 $22,170,177
#*  Ameresco, Inc. Class A.............................  11,550      86,856
#   American Railcar Industries, Inc................... 121,307   8,299,825
    American Science & Engineering, Inc................   4,790     300,812
#*  American Superconductor Corp.......................  54,350     108,156
#*  American Woodmark Corp.............................   4,684     137,710
*   AMREP Corp.........................................   7,243      41,430
#   Apogee Enterprises, Inc............................ 141,135   4,579,831
    Applied Industrial Technologies, Inc............... 134,847   6,534,686
*   ARC Document Solutions, Inc........................ 123,093     670,857
    ArcBest Corp....................................... 152,757   4,846,980
    Argan, Inc.........................................  14,857     503,652
#*  Arotech Corp.......................................  11,970      39,621
#   Astec Industries, Inc..............................  81,149   3,154,262
#*  Atlas Air Worldwide Holdings, Inc.................. 151,882   5,197,402
*   Avalon Holdings Corp. Class A......................   1,925       7,892
*   Avis Budget Group, Inc............................. 665,365  37,386,859
#   AZZ, Inc...........................................  68,495   2,989,122
#   Baltic Trading, Ltd................................  54,155     275,649
    Barnes Group, Inc.................................. 238,149   8,156,603
    Barrett Business Services, Inc.....................  29,304   1,672,672
*   Beacon Roofing Supply, Inc......................... 171,564   4,742,029
*   Blount International, Inc..........................   9,261     120,949
#*  BlueLinx Holdings, Inc............................. 217,402     250,012
    Brady Corp. Class A................................ 100,375   2,624,806
*   Breeze-Eastern Corp................................  37,653     395,733
#   Briggs & Stratton Corp............................. 259,610   4,758,651
    Brink's Co. (The)..................................  79,590   2,136,196
*   CAI International, Inc.............................  79,003   1,508,167
#*  Casella Waste Systems, Inc. Class A................  58,272     275,044
#*  CBIZ, Inc.......................................... 192,442   1,570,327
    CDI Corp........................................... 103,738   1,438,846
    Ceco Environmental Corp............................  34,172     464,056
#   Celadon Group, Inc................................. 133,198   2,829,126
#   Chicago Rivet & Machine Co.........................   2,310      77,801
    CIRCOR International, Inc..........................  84,843   6,097,666
*   Civeo Corp......................................... 152,940   3,884,676
    CLARCOR, Inc.......................................  22,361   1,326,231
#*  Clean Harbors, Inc.................................  43,308   2,495,840
    Columbus McKinnon Corp.............................  95,290   2,215,492
    Comfort Systems USA, Inc........................... 195,774   2,917,033
    Compx International, Inc...........................   5,019      52,775
    Con-way, Inc....................................... 179,291   8,848,011
    Courier Corp.......................................  52,547     685,738
#   Covanta Holding Corp............................... 257,133   5,250,656
*   Covenant Transportation Group, Inc. Class A........  41,614     494,790
#*  CPI Aerostructures, Inc............................  30,852     365,596
*   CRA International, Inc.............................  46,319   1,106,098
#*  CTPartners Executive Search, Inc...................   1,700      22,661
#   Cubic Corp.........................................  17,598     771,848
    Curtiss-Wright Corp................................ 255,204  16,208,006
#*  DigitalGlobe, Inc..................................  70,561   1,845,170
    Douglas Dynamics, Inc.............................. 100,626   1,680,454

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Ducommun, Inc......................................  49,344 $ 1,364,362
*   Dycom Industries, Inc.............................. 145,296   4,085,723
    Dynamic Materials Corp.............................  44,056     902,267
#*  Eagle Bulk Shipping, Inc...........................   3,852       6,664
    Eastern Co. (The)..................................  11,548     186,616
    Ecology and Environment, Inc. Class A..............   8,425      87,283
#   Encore Wire Corp................................... 110,081   4,616,797
#*  Energy Recovery, Inc...............................  67,980     304,550
#   EnerSys............................................ 132,748   8,420,206
#*  Engility Holdings, Inc.............................  36,542   1,262,892
    Ennis, Inc......................................... 141,695   2,009,235
#*  EnPro Industries, Inc.............................. 110,538   7,563,010
    ESCO Technologies, Inc.............................  96,001   3,220,834
#   Espey Manufacturing & Electronics Corp.............   7,809     191,906
*   Esterline Technologies Corp........................ 145,640  15,809,222
    Exelis, Inc........................................ 225,742   3,801,495
    Federal Signal Corp................................ 280,838   4,060,917
*   Franklin Covey Co.................................. 118,421   2,233,420
#   FreightCar America, Inc............................  60,137   1,297,756
#*  FTI Consulting, Inc................................ 189,885   7,018,150
#*  Fuel Tech, Inc.....................................  57,322     288,330
#*  Furmanite Corp.....................................  77,307     707,359
    G&K Services, Inc. Class A.........................  95,020   4,569,512
#   GATX Corp.......................................... 229,076  14,202,712
*   Gencor Industries, Inc.............................  16,355     176,307
#   General Cable Corp................................. 278,409   6,189,032
*   Genesee & Wyoming, Inc. Class A....................  36,783   3,668,369
*   Gibraltar Industries, Inc.......................... 145,546   2,138,071
#   Global Power Equipment Group, Inc..................   7,741     127,494
#*  Goldfield Corp. (The)..............................  16,385      25,724
*   GP Strategies Corp.................................  86,740   2,360,195
#*  GrafTech International, Ltd........................ 342,105   2,873,682
#   Granite Construction, Inc.......................... 192,577   6,268,381
#*  Great Lakes Dredge & Dock Corp..................... 297,689   2,149,315
#   Greenbrier Cos., Inc. (The)........................ 152,823   9,849,442
#   Griffon Corp....................................... 279,210   3,007,092
*   H&E Equipment Services, Inc........................ 142,208   5,145,085
    Hardinge, Inc......................................  51,860     618,690
#*  Hawaiian Holdings, Inc............................. 314,551   4,381,695
    Heidrick & Struggles International, Inc............  81,043   1,513,073
#*  Hill International, Inc............................ 127,297     612,299
    Houston Wire & Cable Co............................ 133,594   1,604,464
*   Hub Group, Inc. Class A............................ 139,077   6,422,576
*   Hudson Global, Inc................................. 125,898     484,707
    Huntington Ingalls Industries, Inc.................  27,719   2,520,211
    Hurco Cos., Inc....................................  34,584   1,110,492
*   Huron Consulting Group, Inc........................  55,748   3,369,409
    Hyster-Yale Materials Handling, Inc................  62,641   5,017,544
*   ICF International, Inc.............................  71,764   2,480,881
#*  InnerWorkings, Inc.................................  15,417     125,649
#*  Innovative Solutions & Support, Inc................   9,704      57,739
    Insteel Industries, Inc............................  84,828   1,556,594
*   Integrated Electrical Services, Inc................  40,643     258,896

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
#   International Shipholding Corp.......................    26,279 $   557,115
#   Intersections, Inc...................................    43,923     162,076
*   Jacobs Engineering Group, Inc........................    91,041   4,625,793
#*  JetBlue Airways Corp................................. 1,516,297  16,254,704
#   Joy Global, Inc......................................   218,756  12,963,481
    Kadant, Inc..........................................    36,328   1,385,550
#   Kaman Corp...........................................    55,551   2,222,595
    KBR, Inc.............................................    64,661   1,335,896
#   Kelly Services, Inc. Class A.........................   168,394   2,684,200
*   Key Technology, Inc..................................    23,834     310,795
    Kforce, Inc..........................................     1,104      21,959
    Kimball International, Inc. Class B..................   161,322   2,544,048
*   Kirby Corp...........................................    94,016  10,949,103
#   Knight Transportation, Inc...........................   301,783   7,230,721
#   Knightsbridge Tankers, Ltd...........................    76,310     869,934
*   Korn/Ferry International.............................   200,949   5,911,920
#*  Kratos Defense & Security Solutions, Inc.............   198,401   1,448,327
#*  Lawson Products, Inc.................................    39,074     738,499
#*  Layne Christensen Co.................................    99,974   1,084,718
#   LB Foster Co. Class A................................    42,690   1,991,488
#*  LMI Aerospace, Inc...................................    63,379     829,631
    LS Starrett Co. (The) Class A........................    22,027     329,083
#   LSI Industries, Inc..................................   107,928     770,606
*   Lydall, Inc..........................................    82,151   2,072,670
    Manpowergroup, Inc...................................   112,752   8,782,253
    Marten Transport, Ltd................................   156,725   3,172,114
#*  MasTec, Inc..........................................   197,905   5,381,037
    Mastech Holdings, Inc................................     1,877      22,374
    Matson, Inc..........................................   178,293   4,804,996
#   McGrath RentCorp.....................................    92,761   3,204,893
#*  Metalico, Inc........................................   234,285     349,085
*   Mfri, Inc............................................    27,948     307,707
#   Miller Industries, Inc...............................    63,420   1,217,030
*   Mistras Group, Inc...................................    17,254     364,404
#   Mobile Mini, Inc.....................................   256,466   9,684,156
*   Moog, Inc. Class A...................................    58,798   3,881,844
*   MRC Global, Inc......................................    40,143   1,077,037
    Mueller Industries, Inc..............................   231,251   6,435,715
    Mueller Water Products, Inc. Class A.................   617,357   4,784,517
#   Multi-Color Corp.....................................    46,197   1,818,776
#*  MYR Group, Inc.......................................   111,677   2,770,706
#   National Presto Industries, Inc......................     7,322     469,340
*   Navigant Consulting, Inc.............................   182,425   2,977,176
#   NL Industries, Inc...................................    87,722     763,181
    NN, Inc..............................................    86,492   2,508,268
*   Northwest Pipe Co....................................    45,902   1,645,587
#*  Ocean Power Technologies, Inc........................    41,206      56,864
*   On Assignment, Inc...................................   188,542   5,092,519
*   Orbital Sciences Corp................................   226,202   5,806,605
#*  Orion Energy Systems, Inc............................    59,774     251,649
#*  Orion Marine Group, Inc..............................    54,609     590,323
    Oshkosh Corp.........................................   147,415   6,813,521
    Owens Corning........................................   624,093  21,250,367

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
*   PAM Transportation Services, Inc.......................  37,772 $ 1,312,955
    Park-Ohio Holdings Corp................................     999      59,301
#*  Patrick Industries, Inc................................   9,440     393,176
#*  Patriot Transportation Holding, Inc....................   9,368     311,580
#*  Pendrell Corp..........................................  20,276      29,806
*   PGT, Inc...............................................  77,274     715,557
#*  Pike Corp.............................................. 156,502   1,261,406
#*  PMFG, Inc..............................................   1,946      10,061
#   Powell Industries, Inc.................................  43,165   2,521,268
#*  PowerSecure International, Inc.........................  96,570     949,283
#   Preformed Line Products Co.............................  18,849   1,021,427
    Providence and Worcester Railroad Co...................   2,267      39,650
    Quad/Graphics, Inc.....................................  34,794     734,849
    Quanex Building Products Corp.......................... 129,435   2,212,044
*   Quanta Services, Inc................................... 496,542  16,629,192
*   Radiant Logistics, Inc.................................   1,065       3,312
    RBC Bearings, Inc......................................  10,223     567,172
#*  RCM Technologies, Inc..................................  41,207     276,499
    Regal-Beloit Corp......................................  47,172   3,315,720
*   Republic Airways Holdings, Inc......................... 242,281   2,408,273
    Resources Connection, Inc.............................. 125,011   1,887,666
#*  Roadrunner Transportation Systems, Inc.................  82,131   2,064,773
#*  RPX Corp............................................... 124,392   1,940,515
#*  Rush Enterprises, Inc. Class A......................... 139,034   4,898,168
*   Rush Enterprises, Inc. Class B.........................   1,650      50,985
    Ryder System, Inc...................................... 309,611  26,666,795
#*  Saia, Inc.............................................. 130,975   5,979,009
    SIFCO Industries, Inc..................................  15,578     436,028
    Simpson Manufacturing Co., Inc......................... 146,709   4,461,421
    SkyWest, Inc........................................... 255,435   2,730,600
*   SL Industries, Inc.....................................  15,541     562,273
*   SP Plus Corp...........................................  14,723     288,571
*   Sparton Corp...........................................  49,588   1,370,612
#*  Standard Register Co. (The)............................  26,506     144,458
    Standex International Corp.............................  60,488   3,989,184
    Steelcase, Inc. Class A................................  15,000     226,500
#*  Sterling Construction Co., Inc.........................  77,398     686,520
*   Supreme Industries, Inc. Class A.......................  23,780     162,180
#   TAL International Group, Inc........................... 216,260   9,558,692
*   Team, Inc..............................................  22,455     889,443
*   Tecumseh Products Co...................................  51,188     249,286
    Terex Corp............................................. 199,602   6,888,265
#   Tetra Tech, Inc........................................ 228,467   5,547,179
#   Textainer Group Holdings, Ltd..........................  10,689     390,897
*   Thermon Group Holdings, Inc............................  12,107     295,169
#   Titan International, Inc............................... 187,506   2,797,590
#*  Titan Machinery, Inc................................... 121,425   1,780,090
#*  Transcat, Inc..........................................   3,500      34,125
*   TRC Cos., Inc..........................................   9,700      48,791
*   Trimas Corp............................................  26,315     833,659
#   Trinity Industries, Inc................................ 970,590  42,356,548
#   Triumph Group, Inc.....................................  37,992   2,406,793
*   Tutor Perini Corp...................................... 226,228   6,160,188

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Twin Disc, Inc........................................  46,249 $  1,333,821
*   Ultralife Corp........................................  84,726      305,861
    UniFirst Corp.........................................  76,293    7,416,443
#   United Stationers, Inc................................ 144,267    5,565,821
    Universal Forest Products, Inc........................  93,810    4,107,002
#*  Universal Security Instruments, Inc...................   1,053        3,854
    Universal Truckload Services, Inc.....................     325        7,894
    URS Corp.............................................. 366,165   20,970,270
#*  USA Truck, Inc........................................  51,322      949,457
#   UTi Worldwide, Inc.................................... 188,803    1,786,076
#   Valmont Industries, Inc...............................  36,211    5,273,408
*   Versar, Inc...........................................  35,947      114,311
    Viad Corp............................................. 100,377    2,130,000
*   Virco Manufacturing Corp..............................  19,199       49,917
*   Volt Information Sciences, Inc........................  55,204      447,428
#   VSE Corp..............................................  10,052      598,798
#*  Wabash National Corp..................................  24,706      336,249
    Waste Connections, Inc................................ 187,829    8,891,825
    Watts Water Technologies, Inc. Class A................ 144,348    8,438,584
#   Werner Enterprises, Inc............................... 241,405    5,933,735
#*  Wesco Aircraft Holdings, Inc.......................... 211,556    4,008,986
#*  WESCO International, Inc..............................  31,155    2,445,356
*   Willdan Group, Inc....................................   6,323       48,814
*   Willis Lease Finance Corp.............................  12,818      291,994
    Woodward, Inc.........................................  20,739    1,036,120
#*  XPO Logistics, Inc....................................  87,473    2,702,041
                                                                   ------------
Total Industrials.........................................          896,634,979
                                                                   ------------
Information Technology -- (12.0%)
#*  Acorn Energy, Inc.....................................  12,228       26,290
#*  Actuate Corp..........................................   1,900        8,018
*   Acxiom Corp........................................... 117,570    2,153,882
*   ADDvantage Technologies Group, Inc....................  11,887       29,123
#   ADTRAN, Inc...........................................  90,286    2,007,961
*   Advanced Energy Industries, Inc....................... 217,892    3,664,943
*   Aeroflex Holding Corp................................. 117,613    1,241,993
*   Agilysys, Inc.........................................  89,456    1,176,346
#*  Alpha & Omega Semiconductor, Ltd......................  29,407      269,074
*   Amkor Technology, Inc................................. 515,298    4,560,387
*   Amtech Systems, Inc...................................  50,698      495,826
#*  ANADIGICS, Inc........................................ 247,601      198,081
*   AOL, Inc.............................................. 435,272   16,779,736
*   ARRIS Group, Inc...................................... 548,984   18,758,783
*   Arrow Electronics, Inc................................ 510,838   29,603,062
#*  Ascent Solar Technologies, Inc........................  31,847       11,143
    Astro-Med, Inc........................................  23,184      310,897
#*  Aviat Networks, Inc................................... 254,758      331,185
#*  Avid Technology, Inc..................................  41,196      306,910
    Avnet, Inc............................................ 659,675   27,924,043
    AVX Corp.............................................. 496,141    6,747,518
    Aware, Inc............................................  55,296      237,220
*   Axcelis Technologies, Inc............................. 189,435      331,511
*   AXT, Inc.............................................. 186,167      400,259

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
#*  Bankrate, Inc........................................   167,612 $ 2,825,938
#   Bel Fuse, Inc. Class A...............................     1,820      41,987
    Bel Fuse, Inc. Class B...............................    46,351   1,095,738
*   Benchmark Electronics, Inc...........................   298,403   7,206,432
    Black Box Corp.......................................    82,688   1,711,642
#*  Blucora, Inc.........................................   226,372   3,864,170
#*  BroadVision, Inc.....................................    22,469     208,962
    Brocade Communications Systems, Inc.................. 1,885,092  17,361,697
    Brooks Automation, Inc...............................   310,373   3,159,597
*   Bsquare Corp.........................................    18,261      55,696
#*  BTU International, Inc...............................    17,003      56,790
#*  CACI International, Inc. Class A.....................   140,211   9,673,157
#*  Calix, Inc...........................................   202,390   1,880,203
*   Cascade Microtech, Inc...............................    45,692     505,354
#*  Ceva, Inc............................................    23,923     340,424
*   Checkpoint Systems, Inc..............................   166,623   2,039,466
*   CIBER, Inc...........................................   350,209   1,222,229
*   Cirrus Logic, Inc....................................   166,646   3,737,870
*   Coherent, Inc........................................    86,425   5,091,297
    Cohu, Inc............................................   106,665   1,189,315
    Communications Systems, Inc..........................    39,335     434,258
#   Computer Task Group, Inc.............................     2,165      31,003
    Compuware Corp.......................................   356,588   3,244,951
    Comtech Telecommunications Corp......................   123,702   4,181,128
    Concurrent Computer Corp.............................    41,378     308,266
#   Convergys Corp.......................................   590,305  11,446,014
*   CoreLogic, Inc.......................................   251,499   6,840,773
#*  Cray, Inc............................................    36,084     956,948
#*  Cree, Inc............................................     4,480     211,590
#   CSG Systems International, Inc.......................   124,206   3,234,324
    CTS Corp.............................................   162,305   2,822,484
*   CyberOptics Corp.....................................    23,180     191,003
    Daktronics, Inc......................................    39,840     442,224
*   Datalink Corp........................................    76,153     860,529
#*  Dealertrack Technologies, Inc........................    82,025   3,081,679
#*  Demand Media, Inc....................................    13,232      71,850
*   Dice Holdings, Inc...................................    84,890     777,592
#*  Digi International, Inc..............................   125,500   1,036,630
#   Digimarc Corp........................................     3,527      89,445
*   Digital River, Inc...................................   112,666   1,609,997
*   Diodes, Inc..........................................   135,797   3,462,824
*   DSP Group, Inc.......................................   113,470   1,006,479
    DST Systems, Inc.....................................    37,676   3,393,477
#*  DTS, Inc.............................................     7,392     133,721
#   EarthLink Holdings Corp..............................   552,396   2,176,440
#*  Eastman Kodak Co.....................................     2,349      55,530
*   Echelon Corp.........................................     7,475      16,894
*   EchoStar Corp. Class A...............................   180,895   9,171,377
*   Edgewater Technology, Inc............................    32,647     199,473
    Electro Rent Corp....................................   121,380   1,851,045
    Electro Scientific Industries, Inc...................   134,250     802,815
*   Electronics for Imaging, Inc.........................   235,046  10,358,477
#*  Emcore Corp..........................................    17,043      69,195

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
#*  Emulex Corp........................................... 367,715 $ 2,162,164
#*  EnerNOC, Inc.......................................... 120,783   2,164,431
*   Entegris, Inc......................................... 516,679   5,936,642
*   Entropic Communications, Inc.......................... 267,467     746,233
    EPIQ Systems, Inc..................................... 146,733   2,115,890
*   ePlus, Inc............................................  38,437   2,102,120
#*  Euronet Worldwide, Inc................................  18,472     924,339
#*  Exar Corp............................................. 220,416   2,122,606
*   ExlService Holdings, Inc..............................  48,456   1,359,191
#*  Extreme Networks, Inc................................. 388,995   1,828,277
*   Fabrinet.............................................. 107,757   2,004,280
#*  Fairchild Semiconductor International, Inc............ 720,838  10,971,154
*   FARO Technologies, Inc................................  48,176   2,439,151
#*  Finisar Corp.......................................... 363,470   7,171,263
#*  First Solar, Inc...................................... 629,345  39,717,963
*   FormFactor, Inc....................................... 255,570   1,725,098
*   Frequency Electronics, Inc............................  30,541     349,389
*   Global Cash Access Holdings, Inc...................... 123,275   1,031,812
    Globalscape, Inc......................................   8,900      23,496
*   GSE Systems, Inc......................................  70,034     115,556
*   GSI Group, Inc........................................  29,431     339,339
#*  GSI Technology, Inc................................... 119,649     765,754
    Hackett Group, Inc. (The)............................. 179,152   1,074,912
*   Harmonic, Inc......................................... 473,996   2,843,976
*   Hutchinson Technology, Inc............................  88,159     195,713
    IAC/InterActiveCorp...................................  97,168   6,529,690
*   ID Systems, Inc.......................................  56,513     323,254
*   Identiv, Inc..........................................   2,355      25,905
#*  IEC Electronics Corp..................................   8,769      37,794
*   II-VI, Inc............................................   8,192     112,394
*   Ikanos Communications, Inc............................  49,085      21,597
#*  Imation Corp.......................................... 171,828     553,286
#*  Infinera Corp.........................................  66,130     608,396
*   Ingram Micro, Inc. Class A............................ 789,039  22,645,419
*   Innodata, Inc.........................................   4,088      12,428
*   Inphi Corp............................................  17,230     262,930
*   Insight Enterprises, Inc.............................. 219,712   5,771,834
*   Integrated Device Technology, Inc..................... 457,074   6,563,583
    Integrated Silicon Solution, Inc...................... 138,479   2,024,563
#*  Internap Network Services Corp........................ 336,121   2,423,432
*   International Rectifier Corp.......................... 389,755   9,681,514
*   Interphase Corp.......................................  27,282     101,216
    Intersil Corp. Class A................................ 726,674   9,323,227
*   inTEST Corp...........................................   2,679      12,082
#*  Intevac, Inc.......................................... 102,204     647,973
*   IntraLinks Holdings, Inc..............................  67,083     538,006
*   IntriCon Corp.........................................  10,021      67,441
*   Iteris, Inc...........................................  16,517      27,253
#*  Itron, Inc............................................ 111,079   3,996,622
*   Ixia..................................................  73,304     784,353
    IXYS Corp............................................. 143,506   1,638,839
    Jabil Circuit, Inc.................................... 241,976   4,829,841
*   Kemet Corp............................................ 124,033     611,483

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
*   Key Tronic Corp......................................    56,373 $   597,554
#*  Knowles Corp.........................................    36,046   1,048,218
#*  Kofax, Ltd...........................................    19,366     139,048
#*  Kopin Corp...........................................   235,036     806,173
*   Kulicke & Soffa Industries, Inc......................   399,262   5,437,948
#*  KVH Industries, Inc..................................   116,478   1,515,379
*   Lattice Semiconductor Corp...........................   469,764   3,213,186
    Leidos Holdings, Inc.................................     8,500     313,990
#   Lexmark International, Inc. Class A..................   270,066  12,971,270
#*  Limelight Networks, Inc..............................   234,822     603,493
#*  LoJack Corp..........................................    32,631     165,113
*   Magnachip Semiconductor Corp.........................   133,061   1,864,185
#   ManTech International Corp. Class A..................   110,545   2,984,715
    Marchex, Inc. Class B................................   111,980   1,231,780
    Marvell Technology Group, Ltd........................ 1,483,327  19,787,582
#*  Mattson Technology, Inc..............................    31,660      64,903
*   Maxwell Technologies, Inc............................    69,290     753,875
#*  Measurement Specialties, Inc.........................    72,425   6,227,826
    Mentor Graphics Corp.................................   408,363   8,065,169
*   Mercury Systems, Inc.................................   114,277   1,262,761
    Methode Electronics, Inc.............................   223,562   7,149,513
#   Micrel, Inc..........................................    21,313     222,934
*   Microsemi Corp.......................................   269,984   6,474,216
#   MKS Instruments, Inc.................................   288,661   9,173,647
    MOCON, Inc...........................................     6,710     104,005
#*  ModusLink Global Solutions, Inc......................   170,782     637,017
*   Monster Worldwide, Inc...............................   320,649   2,084,219
#*  MoSys, Inc...........................................    17,801      58,921
*   Multi-Fineline Electronix, Inc.......................    84,449     824,222
#*  Nanometrics, Inc.....................................    54,215     843,585
*   NAPCO Security Technologies, Inc.....................    33,409     161,365
*   NCI, Inc. Class A....................................     3,439      30,882
*   NeoPhotonics Corp....................................    11,456      35,628
*   NETGEAR, Inc.........................................    76,823   2,405,328
*   Newport Corp.........................................   192,338   3,329,371
*   Novatel Wireless, Inc................................   117,883     221,620
#*  Oclaro, Inc..........................................   198,548     369,299
*   OmniVision Technologies, Inc.........................   357,023   7,997,315
*   ON Semiconductor Corp................................   512,558   4,387,496
#*  Oplink Communications, Inc...........................   116,079   2,212,466
#   Optical Cable Corp...................................    28,064     120,956
*   OSI Systems, Inc.....................................    29,095   1,928,999
*   PAR Technology Corp..................................    55,165     215,144
#   Park Electrochemical Corp............................    51,917   1,461,983
#   PC Connection, Inc...................................   116,384   2,377,725
    PC-Tel, Inc..........................................    40,760     307,330
*   PCM, Inc.............................................    51,256     507,434
#   Perceptron, Inc......................................    40,400     454,500
*   Perficient, Inc......................................   174,093   2,957,840
*   Pericom Semiconductor Corp...........................   123,556   1,090,999
#*  Photronics, Inc......................................   311,067   2,479,204
*   Planar Systems, Inc..................................    54,660     148,129
    Plantronics, Inc.....................................     7,297     342,740

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
*   Plexus Corp........................................... 113,234 $ 4,453,493
*   PLX Technology, Inc...................................  46,795     303,700
*   PMC-Sierra, Inc....................................... 865,801   5,826,841
*   Polycom, Inc.......................................... 461,016   5,910,225
#*  PRGX Global, Inc......................................  24,339     146,521
#*  Procera Networks, Inc.................................   6,813      68,198
*   Progress Software Corp................................ 102,777   2,382,371
*   QLogic Corp........................................... 161,607   1,470,624
*   Qualstar Corp.........................................  33,400      43,754
#*  QuinStreet, Inc.......................................  36,950     184,381
*   Qumu Corp.............................................  42,582     559,953
*   Radisys Corp.......................................... 123,441     399,949
*   RealNetworks, Inc..................................... 146,420   1,101,078
    Reis, Inc.............................................  44,432     960,176
*   Relm Wireless Corp....................................   2,200       9,020
#   RF Industries, Ltd....................................  30,109     159,578
#*  RF Micro Devices, Inc................................. 102,140   1,139,882
#   Richardson Electronics, Ltd...........................  77,071     768,398
*   Rofin-Sinar Technologies, Inc.........................  41,089     896,973
*   Rogers Corp...........................................  51,229   2,938,495
*   Rosetta Stone, Inc....................................  59,134     570,052
*   Rovi Corp............................................. 326,114   7,621,284
#*  Rubicon Technology, Inc...............................  53,423     402,275
#*  Rudolph Technologies, Inc............................. 170,691   1,572,064
*   Sanmina Corp.......................................... 415,810   9,684,215
*   ScanSource, Inc.......................................  78,369   2,806,394
*   Seachange International, Inc.......................... 181,554   1,359,839
*   ShoreTel, Inc.........................................  93,843     579,950
*   Sigma Designs, Inc.................................... 157,798     669,064
*   Silicon Image, Inc.................................... 256,117   1,278,024
*   Silicon Laboratories, Inc.............................  41,070   1,672,781
*   Smith Micro Software, Inc.............................  87,329      92,569
#*  SMTC Corp.............................................  30,286      57,846
*   Sonus Networks, Inc................................... 609,161   2,150,338
*   Spansion, Inc. Class A................................ 141,425   2,682,832
#*  Speed Commerce, Inc...................................   3,267      10,160
*   StarTek, Inc..........................................  58,117     413,212
#*  SunEdison, Inc........................................ 281,616   5,632,320
#*  SunPower Corp......................................... 127,391   4,679,071
#*  Super Micro Computer, Inc............................. 154,855   4,052,555
*   support.com, Inc...................................... 150,980     359,332
*   Sykes Enterprises, Inc................................ 190,811   3,949,788
#*  SYNNEX Corp........................................... 196,018  12,643,161
#*  Take-Two Interactive Software, Inc.................... 337,989   7,564,194
*   Tech Data Corp........................................ 261,278  16,405,646
*   TeleCommunication Systems, Inc. Class A............... 254,011     800,135
*   Telenav, Inc..........................................  28,558     141,933
*   TeleTech Holdings, Inc................................   9,686     266,656
#   Tessco Technologies, Inc..............................  39,695   1,210,698
    Tessera Technologies, Inc............................. 240,446   6,109,733
    TheStreet, Inc........................................ 107,000     260,010
*   Trio Tech International...............................     979       3,720
*   TriQuint Semiconductor, Inc........................... 976,471  17,556,949

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc..............................   294,671 $  2,212,979
*   Ultra Clean Holdings, Inc..........................    85,782      743,730
    United Online, Inc.................................    89,716      960,858
#*  UTStarcom Holdings Corp............................    17,484       52,277
#*  Veeco Instruments, Inc.............................   107,410    3,728,201
*   VeriFone Systems, Inc..............................    63,000    2,111,130
*   Viasystems Group, Inc..............................   113,088    1,107,132
*   Vicon Industries, Inc..............................    22,202       51,176
*   Video Display Corp.................................    10,067       32,013
*   Virtusa Corp.......................................   106,846    3,342,143
#   Vishay Intertechnology, Inc........................   754,072   11,107,481
#*  Vishay Precision Group, Inc........................    54,769      790,317
    Wayside Technology Group, Inc......................     9,382      163,904
*   Westell Technologies, Inc. Class A.................   113,872      196,999
*   Xcerra Corp........................................   195,071    1,823,914
*   XO Group, Inc......................................   136,025    1,519,399
#*  Zynga, Inc. Class A................................ 1,573,472    4,594,538
                                                                  ------------
Total Information Technology...........................            739,510,495
                                                                  ------------
Materials -- (6.6%)
    A Schulman, Inc....................................   147,127    5,846,827
    Allegheny Technologies, Inc........................   236,339    8,898,163
#*  Allied Nevada Gold Corp............................    27,900       87,327
#*  AM Castle & Co.....................................   109,790      909,061
#   American Vanguard Corp.............................    14,709      186,657
    Ampco-Pittsburgh Corp..............................    32,333      652,157
    Aptargroup, Inc....................................    31,541    1,927,155
#   Axiall Corp........................................   132,689    5,683,070
    Bemis Co., Inc.....................................   129,160    5,038,532
*   Boise Cascade Co...................................   107,919    3,037,920
    Cabot Corp.........................................    36,319    1,902,752
*   Calgon Carbon Corp.................................   137,297    2,910,696
*   Century Aluminum Co................................   454,590    8,546,292
#   Chase Corp.........................................    24,230      817,763
#*  Chemtura Corp......................................   365,162    8,493,668
*   Clearwater Paper Corp..............................    65,046    4,397,110
#   Cliffs Natural Resources, Inc......................   815,442   14,229,463
*   Codexis, Inc.......................................     3,757        7,890
*   Coeur Mining, Inc..................................   448,217    3,496,093
    Commercial Metals Co...............................   668,655   11,527,612
*   Continental Materials Corp.........................       125        2,100
*   Core Molding Technologies, Inc.....................    31,258      414,169
    Domtar Corp........................................   367,244   13,191,404
*   Ferro Corp.........................................    22,102      277,159
    Friedman Industries, Inc...........................    32,585      284,141
#   FutureFuel Corp....................................   139,657    2,200,994
#*  General Moly, Inc..................................     7,700        8,085
    Globe Specialty Metals, Inc........................    19,309      367,450
#*  Golden Minerals Co.................................    13,557       16,133
*   Graphic Packaging Holding Co.......................   404,545    4,854,540
    Greif, Inc. Class A................................    21,013    1,054,432
    Greif, Inc. Class B................................       497       26,649
    Hawkins, Inc.......................................     3,200      109,600

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
#   Haynes International, Inc..............................  37,880 $ 1,886,424
#   HB Fuller Co........................................... 187,759   8,383,439
#   Hecla Mining Co........................................ 536,703   1,695,981
#*  Horsehead Holding Corp................................. 224,841   4,211,272
    Huntsman Corp.......................................... 531,378  13,842,397
    Innophos Holdings, Inc.................................  58,945   3,562,046
    Innospec, Inc..........................................  63,141   2,538,900
#*  Intrepid Potash, Inc...................................  61,541     911,422
#   Kaiser Aluminum Corp...................................  97,047   7,493,969
*   KapStone Paper and Packaging Corp...................... 500,280  14,878,327
#   KMG Chemicals, Inc.....................................  28,353     475,480
*   Kraton Performance Polymers, Inc.......................  92,635   1,909,207
#*  Landec Corp............................................ 140,041   1,709,901
#*  Louisiana-Pacific Corp................................. 473,821   6,415,536
*   LSB Industries, Inc....................................  63,283   2,437,028
    Martin Marietta Materials, Inc.........................  84,896  10,546,630
#   Materion Corp.......................................... 100,067   3,233,165
#*  McEwen Mining, Inc..................................... 397,880   1,133,958
    MeadWestvaco Corp...................................... 413,661  17,291,030
*   Mercer International, Inc.............................. 218,426   2,175,523
    Minerals Technologies, Inc............................. 138,871   8,064,239
    Myers Industries, Inc.................................. 190,557   3,521,493
    Neenah Paper, Inc......................................  77,971   3,868,921
    Noranda Aluminum Holding Corp..........................  64,823     286,518
*   Northern Technologies International Corp...............   6,949     141,065
#   Olin Corp.............................................. 317,907   8,446,789
#   Olympic Steel, Inc.....................................  56,163   1,231,655
#   OM Group, Inc.......................................... 160,504   4,537,448
*   OMNOVA Solutions, Inc..................................  50,762     409,649
*   Penford Corp...........................................  52,958     650,324
    PH Glatfelter Co....................................... 240,760   5,730,088
    PolyOne Corp...........................................  25,154     954,594
    Quaker Chemical Corp...................................   4,158     293,596
    Reliance Steel & Aluminum Co........................... 417,707  28,508,503
*   Resolute Forest Products, Inc.......................... 137,364   2,114,032
    Rock-Tenn Co. Class A.................................. 176,292  17,528,714
#   Royal Gold, Inc........................................  73,390   5,546,082
*   RTI International Metals, Inc.......................... 173,122   4,303,813
#   Schnitzer Steel Industries, Inc. Class A............... 147,214   3,932,086
    Schweitzer-Mauduit International, Inc..................   8,512     347,545
    Sensient Technologies Corp............................. 191,002  10,027,605
    Sonoco Products Co..................................... 140,237   5,488,876
    Steel Dynamics, Inc.................................... 945,483  20,053,694
    Stepan Co..............................................  10,961     527,443
#*  Stillwater Mining Co................................... 553,901   9,914,828
*   SunCoke Energy, Inc.................................... 272,489   6,220,924
#   Synalloy Corp..........................................  12,873     215,494
*   Taminco Corp...........................................  25,365     530,129
#*  Trecora Resources......................................  35,837     430,761
    Tredegar Corp..........................................  21,600     422,064
    Tronox, Ltd. Class A................................... 100,015   2,654,398
#   United States Lime & Minerals, Inc.....................   9,800     564,676
#   United States Steel Corp............................... 741,765  24,841,710

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*   Universal Stainless & Alloy Products, Inc..........    35,038 $  1,010,146
#    Walter Energy, Inc.................................    22,100      127,075
     Wausau Paper Corp..................................   165,028    1,661,832
     Westlake Chemical Corp.............................    47,053    4,111,962
     Zep, Inc...........................................    21,340      332,691
                                                                   ------------
Total Materials.........................................            407,688,161
                                                                   ------------
Other -- (0.0%)
o*   FRD Acquisition Co. Escrow Shares..................    55,628           --
o#*  Gerber Scientific, Inc. Escrow Shares..............   137,957           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
*    CareTrust REIT, Inc................................     2,402       40,978
     Geo Group, Inc. (The)..............................    75,579    2,600,674
                                                                   ------------
Total Real Estate Investment Trusts.....................              2,641,652
                                                                   ------------
Telecommunication Services -- (1.1%)
#    Alteva.............................................    10,169       64,878
     Atlantic Tele-Network, Inc.........................    20,995    1,228,417
#*   Boingo Wireless, Inc...............................    11,469       70,075
#    Consolidated Communications Holdings, Inc..........    37,351      835,915
     Enventis Corp......................................    51,639      845,847
#    Frontier Communications Corp....................... 2,373,164   15,544,224
*    General Communication, Inc. Class A................   259,590    2,865,874
#*   Hawaiian Telcom Holdco, Inc........................     2,948       83,134
     IDT Corp. Class B..................................    60,375      941,246
     Inteliquent, Inc...................................   182,031    1,931,349
#*   Iridium Communications, Inc........................   320,634    2,622,786
     Lumos Networks Corp................................     4,260       65,348
#*   NII Holdings, Inc..................................    68,368       46,853
*    ORBCOMM, Inc.......................................   194,685    1,222,622
*    Premiere Global Services, Inc......................   222,706    2,917,449
#    Shenandoah Telecommunications Co...................    53,415    1,480,130
     Spok Holdings, Inc.................................    96,088    1,438,437
#*   Straight Path Communications, Inc. Class B.........    28,787      284,128
     Telephone & Data Systems, Inc......................   429,082   10,727,050
#*   United States Cellular Corp........................   102,697    4,014,426
*    Vonage Holdings Corp...............................   834,180    2,902,946
#    Windstream Holdings, Inc........................... 1,256,495   14,399,433
                                                                   ------------
Total Telecommunication Services........................             66,532,567
                                                                   ------------
Utilities -- (0.5%)
#    Consolidated Water Co., Ltd........................    32,635      339,078
#*   Dynegy, Inc........................................    74,612    1,980,949
#*   Genie Energy, Ltd. Class B.........................    77,586      537,671
#    Ormat Technologies, Inc............................   114,670    2,957,339
#    SJW Corp...........................................    31,979      857,357

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      UGI Corp.......................................    449,464 $   21,816,982
                                                                 --------------
Total Utilities......................................                28,489,376
                                                                 --------------
TOTAL COMMON STOCKS..................................             5,121,868,534
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights.....        200             --
o*    Leap Wireless International, Inc. Contingent
        Value Rights.................................    270,907        682,686
o#*   Magnum Hunter Resources Corp. Warrants
         04/15/16....................................     50,591             --
o#*   PhotoMedex, Inc. Contingent Value
        Warrants 12/13/14............................      1,528             --
o#*   Unity Bancorp, Inc. Rights 08/08/14............      3,489            244
TOTAL RIGHTS/WARRANTS................................                   682,930
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid
        Reserves, 0.068%.............................  9,680,454      9,680,454
                                                                 --------------
                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@  DFA Short Term Investment Fund................. 87,372,562  1,010,900,544
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,716,593,698)^^            $6,143,132,462
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  698,939,289 $       16,662   --    $  698,955,951
   Consumer Staples.......    156,320,910             --   --       156,320,910
   Energy.................    540,320,105             --   --       540,320,105
   Financials.............  1,251,773,312         31,610   --     1,251,804,922
   Health Care............    332,868,609        100,807   --       332,969,416
   Industrials............    896,633,317          1,662   --       896,634,979
   Information Technology.    739,510,495             --   --       739,510,495
   Materials..............    407,688,161             --   --       407,688,161
   Other..................             --             --   --                --
   Real Estate
     Investment Trusts....      2,641,652             --   --         2,641,652
   Telecommunication
     Services.............     66,532,567             --   --        66,532,567
   Utilities..............     28,489,376             --   --        28,489,376
Rights/Warrants...........             --        682,930   --           682,930
Temporary Cash
  Investments.............      9,680,454             --   --         9,680,454
Securities Lending
  Collateral..............             --  1,010,900,544   --     1,010,900,544
                           -------------- --------------   --    --------------
TOTAL..................... $5,131,398,247 $1,011,734,215   --    $6,143,132,462
                           ============== ==============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE+
                                                        --------- -----------
COMMON STOCKS -- (82.5%)

Consumer Discretionary -- (12.0%)
*   1-800-Flowers.com, Inc. Class A....................   217,342 $ 1,112,791
    Aaron's, Inc.......................................   845,701  22,309,592
#   Abercrombie & Fitch Co. Class A.................... 1,167,143  45,915,406
    AH Belo Corp. Class A..............................   243,528   2,569,220
#*  ALCO Stores, Inc...................................    98,216     684,074
*   Ambassadors Group, Inc.............................     6,586      28,320
    AMCON Distributing Co..............................     3,567     285,289
#   American Eagle Outfitters, Inc.....................   849,631   9,057,066
*   Ascena Retail Group, Inc...........................   855,571  13,740,470
#*  Ascent Capital Group, Inc. Class A.................   107,302   6,650,578
*   Ballantyne Strong, Inc.............................   315,943   1,222,699
#*  Barnes & Noble, Inc................................ 1,715,660  35,720,041
    Bassett Furniture Industries, Inc..................   200,365   2,921,322
    Beasley Broadcasting Group, Inc. Class A...........    75,568     462,476
#   bebe stores, Inc...................................   319,937     899,023
*   Belmond, Ltd. Class A.............................. 2,706,888  33,565,411
#   Big 5 Sporting Goods Corp..........................    63,221     626,520
#*  Biglari Holdings, Inc..............................    26,626  11,316,316
#*  BJ's Restaurants, Inc..............................    33,564   1,150,238
#*  Black Diamond, Inc.................................   325,574   2,858,540
#   Bob Evans Farms, Inc...............................   304,355  14,459,906
#*  Body Central Corp..................................   112,234      58,474
#*  Books-A-Million, Inc...............................   322,657     690,486
#*  Boyd Gaming Corp...................................   422,688   4,649,568
#*  Bridgepoint Education, Inc.........................    83,028     997,166
    Brown Shoe Co., Inc................................   498,392  14,049,670
*   Build-A-Bear Workshop, Inc.........................   509,189   5,371,944
#*  Cabela's, Inc......................................   121,536   7,092,841
#*  Cache, Inc.........................................   450,898     527,551
#   Callaway Golf Co................................... 2,148,387  16,327,741
*   Cambium Learning Group, Inc........................   218,576     428,409
*   Canterbury Park Holding Corp.......................    16,406     156,513
#*  Career Education Corp..............................   303,705   1,551,933
#   Carriage Services, Inc.............................   368,801   5,948,760
#*  Carrols Restaurant Group, Inc......................     7,357      55,251
#*  Cavco Industries, Inc..............................    26,942   1,923,389
#*  Central European Media Enterprises, Ltd. Class A...    35,762      93,696
#*  Charles & Colvard, Ltd.............................    19,136      35,784
#   Children's Place, Inc. (The).......................   319,998  16,063,900
*   Christopher & Banks Corp...........................   320,920   2,743,866
    Churchill Downs, Inc...............................     2,204     190,646
#*  Cinedigm Corp......................................   205,377     466,206
*   Citi Trends, Inc...................................    89,298   1,799,355
*   Coast Distribution System, Inc. (The)..............    92,516     279,861
*   Cobra Electronics Corp.............................   176,106     727,318
#   Collectors Universe, Inc...........................    21,749     435,415
#*  Conn's, Inc........................................   324,962  12,998,480
#   Cooper Tire & Rubber Co............................   101,688   2,937,766
    Core-Mark Holding Co., Inc.........................   579,934  27,372,885
#*  Corinthian Colleges, Inc...........................   368,039      77,288
*   Crocs, Inc.........................................    63,717   1,011,189

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#*   Crown Media Holdings, Inc. Class A.................   211,970 $   716,459
     CSS Industries, Inc................................   259,352   6,403,401
     Culp, Inc..........................................    26,354     477,534
#*   Cumulus Media, Inc. Class A........................ 1,715,337   8,885,446
#*   dELiA*s, Inc.......................................   271,854     167,190
#*   Delta Apparel, Inc.................................   188,208   2,424,119
#    Destination Maternity Corp.........................   115,542   2,198,764
#*   Destination XL Group, Inc..........................    34,779     186,068
#    DeVry Education Group, Inc......................... 1,100,360  43,981,389
     Dillard's, Inc. Class A............................    73,088   8,713,551
#*   Dixie Group, Inc. (The)............................   293,970   2,466,408
#*   Dorman Products, Inc...............................   414,677  17,988,688
*    Dover Downs Gaming & Entertainment, Inc............   136,501     171,991
     Dover Motorsports, Inc.............................   319,398     887,926
#*   DreamWorks Animation SKG, Inc. Class A.............   796,614  15,932,280
#*   Education Management Corp..........................    13,591      17,532
#    Educational Development Corp.......................     1,000       4,800
*    ELXSI Corp.........................................     1,822      17,036
*    Emerson Radio Corp.................................   156,037     251,220
*    Emmis Communications Corp. Class A.................   353,768     884,420
#*   Entercom Communications Corp. Class A..............    71,090     671,800
     Escalade, Inc......................................     4,453      70,803
     Ethan Allen Interiors, Inc.........................     6,538     149,851
*    EW Scripps Co. (The) Class A....................... 1,289,837  27,963,666
o#*  FAB Universal Corp.................................     5,333       6,138
#*   Federal-Mogul Holdings Corp........................   429,838   6,851,618
#*   Flanigan's Enterprises, Inc........................     4,740      70,579
#    Flexsteel Industries, Inc..........................   196,868   5,957,226
#    Fred's, Inc. Class A............................... 1,069,088  16,923,663
     Frisch's Restaurants, Inc..........................    49,454   1,169,587
#*   FTD Cos., Inc......................................   371,644  12,241,953
#*   Fuel Systems Solutions, Inc........................   172,315   1,809,307
*    Full House Resorts, Inc............................   121,199     170,891
*    Gaiam, Inc. Class A................................    92,238     606,926
*    Gaming Partners International Corp.................    44,581     385,180
#*   Geeknet, Inc.......................................    61,724     736,367
#*   Genesco, Inc.......................................     5,144     392,333
#*   Gray Television, Inc............................... 1,375,096  16,748,669
*    Gray Television, Inc. Class A......................    23,767     227,213
#    Group 1 Automotive, Inc............................   653,902  48,336,436
#    Guess?, Inc........................................     4,415     114,834
     Harte-Hanks, Inc...................................   382,560   2,509,594
     Haverty Furniture Cos., Inc........................   522,626  11,617,976
     Haverty Furniture Cos., Inc. Class A...............     5,701     126,904
*    Helen of Troy, Ltd.................................   842,455  45,180,862
*    hhgregg, Inc.......................................    51,621     367,025
*    Hollywood Media Corp...............................   304,085     383,147
     Hooker Furniture Corp..............................   254,704   3,698,302
#*   Iconix Brand Group, Inc............................ 1,953,537  82,497,868
#    International Speedway Corp. Class A...............   765,582  23,212,446
#*   Isle of Capri Casinos, Inc.........................   509,303   4,028,587
*    Jaclyn, Inc........................................    40,909     228,068
#    JAKKS Pacific, Inc.................................   692,157   4,319,060

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#   Johnson Outdoors, Inc. Class A.....................   207,794 $ 4,791,730
*   Journal Communications, Inc. Class A...............   736,358   8,011,575
*   K12, Inc...........................................   174,238   4,061,488
#*  Kona Grill, Inc....................................    74,031   1,364,391
#   La-Z-Boy, Inc......................................   235,622   4,957,487
*   Lakeland Industries, Inc...........................   141,538     870,459
*   LeapFrog Enterprises, Inc..........................   124,272     897,244
#*  Lee Enterprises, Inc...............................   107,038     406,744
#*  Libbey, Inc........................................   337,773   8,795,609
*   Liberty Media Corp.................................     3,522     165,534
#*  Liberty Media Corp. Class B........................     1,761      87,627
#*  Life Time Fitness, Inc.............................   614,385  24,176,050
#   Lifetime Brands, Inc...............................   353,386   6,007,562
*   LIN Media LLC Class A..............................   173,028   4,465,853
    Lincoln Educational Services Corp..................    33,307     122,903
#   Lithia Motors, Inc. Class A........................   192,716  17,122,817
*   Live Nation Entertainment, Inc..................... 2,763,163  64,133,013
*   Loral Space & Communications, Inc..................    85,905   6,210,931
*   Luby's, Inc........................................   481,887   2,419,073
#*  M/I Homes, Inc.....................................   370,604   7,627,030
    Marcus Corp. (The).................................   562,220   9,934,427
#*  MarineMax, Inc.....................................   635,399  10,592,101
*   Marriott Vacations Worldwide Corp..................   687,754  39,580,243
#   Matthews International Corp. Class A...............    53,877   2,343,124
*   McClatchy Co. (The) Class A........................ 1,245,591   6,016,205
    McRae Industries, Inc. Class A.....................    24,573     737,190
#   MDC Holdings, Inc..................................   970,079  26,163,031
#*  Media General, Inc. Class A........................   247,792   4,995,487
    Men's Wearhouse, Inc. (The)........................    39,170   1,971,034
#   Meredith Corp......................................   213,127   9,786,792
*   Meritage Homes Corp................................   158,508   6,070,856
*   Modine Manufacturing Co............................    89,936   1,238,419
*   Monarch Casino & Resort, Inc.......................    11,318     141,249
#*  Motorcar Parts of America, Inc.....................    82,164   1,828,971
    Movado Group, Inc..................................   433,624  17,748,230
*   MTR Gaming Group, Inc..............................   287,975   1,324,685
#   NACCO Industries, Inc. Class A.....................   151,042   7,203,193
#   National CineMedia, Inc............................    24,440     392,506
#*  Nautilus, Inc......................................    23,985     238,891
#*  Nevada Gold & Casinos, Inc.........................   130,600     152,802
*   New York & Co., Inc................................   165,919     559,147
#   Nexstar Broadcasting Group, Inc. Class A...........    66,242   3,086,215
*   Nobility Homes, Inc................................     3,827      44,011
#*  Office Depot, Inc.................................. 3,135,439  15,708,549
#*  P&F Industries, Inc. Class A.......................    24,537     197,523
#*  Pacific Sunwear of California, Inc................. 1,376,074   2,793,430
#*  Penn National Gaming, Inc..........................   719,950   7,545,076
    Penske Automotive Group, Inc....................... 1,250,616  58,091,113
#*  Pep Boys-Manny, Moe & Jack (The)................... 1,451,108  15,352,723
#*  Perfumania Holdings, Inc...........................    89,183     579,689
#*  Perry Ellis International, Inc.....................   465,385   8,563,084
#*  Pinnacle Entertainment, Inc........................     1,763      38,433
*   Premier Exhibitions, Inc...........................   201,518     143,078

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   QEP Co., Inc.......................................    42,217 $   781,437
#*  Quiksilver, Inc.................................... 1,911,680   5,715,923
#*  Radio One, Inc. Class D............................   623,107   2,722,978
#*  RadioShack Corp....................................    53,269      33,027
#*  Reading International, Inc. Class A................   168,095   1,349,803
*   Red Lion Hotels Corp...............................   529,902   2,903,863
#   Regis Corp......................................... 1,852,806  25,809,588
    Remy International, Inc............................     3,553      78,806
#   Rent-A-Center, Inc................................. 1,894,891  45,363,691
#*  Rick's Cabaret International, Inc..................   262,273   2,905,985
    Rocky Brands, Inc..................................   130,168   1,962,933
#*  Ruby Tuesday, Inc.................................. 1,773,386  10,658,050
#   Ryland Group, Inc. (The)...........................   210,713   6,763,887
#   Saga Communications, Inc. Class A..................   155,524   5,598,864
#   Salem Communications Corp. Class A.................   113,749     990,754
#   Scholastic Corp.................................... 1,407,493  49,853,402
#*  Shiloh Industries, Inc.............................   192,329   3,269,593
#   Shoe Carnival, Inc.................................   561,496   9,994,629
*   Sizmek, Inc........................................   295,542   2,686,477
*   Skechers U.S.A., Inc. Class A...................... 1,138,657  59,403,736
#*  Skullcandy, Inc....................................   285,201   1,927,959
*   Skyline Corp.......................................     1,465       6,900
    Sonic Automotive, Inc. Class A.....................    69,294   1,685,230
*   Spanish Broadcasting System, Inc. Class A..........     8,699      46,888
    Spartan Motors, Inc................................   678,830   2,918,969
*   Spectrum Group International, Inc..................       312     156,156
#   Speedway Motorsports, Inc..........................   912,661  15,916,808
*   Sport Chalet, Inc. Class A.........................    82,165      92,846
*   Sport Chalet, Inc. Class B.........................    15,675      17,634
#   Stage Stores, Inc.................................. 1,066,753  19,222,889
#   Standard Motor Products, Inc.......................   267,219   9,633,245
#*  Standard Pacific Corp..............................   152,002   1,146,095
*   Stanley Furniture Co., Inc.........................    93,359     241,800
*   Starz Class B......................................     2,327      68,647
#   Stein Mart, Inc....................................    13,707     177,917
*   Steiner Leisure, Ltd...............................     2,429      96,941
*   Stoneridge, Inc....................................   135,397   1,485,305
    Strattec Security Corp.............................    48,598   3,053,412
#   Superior Industries International, Inc.............   773,222  14,466,984
#   Superior Uniform Group, Inc........................   144,642   3,001,321
#   Sypris Solutions, Inc..............................   278,004   1,317,739
#*  Systemax, Inc......................................    31,865     435,595
    Trans World Entertainment Corp.....................   634,084   2,282,702
*   TRI Pointe Homes, Inc..............................    41,904     566,123
#*  Tuesday Morning Corp............................... 1,281,106  21,087,005
#*  Unifi, Inc.........................................   441,743  12,651,520
#*  Universal Electronics, Inc.........................    33,659   1,603,178
#*  Valuevision Media, Inc. Class A....................     3,840      17,587
#*  VOXX International Corp............................   467,980   4,637,682
#   Wendy's Co. (The).................................. 5,010,422  40,834,939
#*  West Marine, Inc...................................   600,505   5,152,333
#*  Wet Seal, Inc. (The) Class A.......................   268,827     247,885
*   William Lyon Homes Class A.........................       600      14,772

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES       VALUE+
                                                     --------- --------------
Consumer Discretionary -- (Continued)
#*  Zagg, Inc.......................................   166,209 $      849,328
                                                               --------------
Total Consumer Discretionary........................            1,600,936,137
                                                               --------------
Consumer Staples -- (2.6%)
*   Alliance One International, Inc................. 1,638,083      3,718,449
    Andersons, Inc. (The)...........................   181,701      9,815,488
#*  Boulder Brands, Inc............................. 1,013,898     11,507,742
*   Bridgford Foods Corp............................    37,720        299,685
    CCA Industries, Inc.............................    32,097        112,982
*   Central Garden and Pet Co.......................   312,005      2,867,326
#*  Central Garden and Pet Co. Class A..............   933,720      8,711,608
#*  Chiquita Brands International, Inc.............. 1,392,929     13,358,189
#*  Craft Brew Alliance, Inc........................   251,817      2,825,387
*   Crystal Rock Holdings, Inc......................     9,911          7,681
#*  Cuisine Solutions, Inc..........................   156,778        521,287
#   Dean Foods Co................................... 1,123,583     17,213,292
#*  Elizabeth Arden, Inc............................     7,388        152,415
#*  Farmer Bros. Co.................................     9,020        184,639
#   Fresh Del Monte Produce, Inc.................... 1,694,179     50,723,719
#   Ingles Markets, Inc. Class A....................   240,295      5,892,033
#   John B. Sanfilippo & Son, Inc...................   214,706      5,678,974
*   Mannatech, Inc..................................     3,084         37,902
    MGP Ingredients, Inc............................   292,877      2,357,660
*   Natural Alternatives International, Inc.........    94,109        511,012
*   Nutraceutical International Corp................    61,790      1,426,113
#   Oil-Dri Corp. of America........................    73,605      2,147,058
*   Omega Protein Corp..............................   558,054      7,823,917
#   Orchids Paper Products Co.......................     2,641         69,722
#*  Pantry, Inc. (The)..............................   572,062     10,245,631
#*  Post Holdings, Inc..............................   920,571     41,352,049
    Reliv International, Inc........................    12,603         17,014
#*  Revlon, Inc. Class A............................    33,302      1,015,711
#   Roundy's, Inc...................................    18,988         91,712
*   Seaboard Corp...................................    18,588     53,012,976
#*  Seneca Foods Corp. Class A......................    95,722      2,739,564
*   Seneca Foods Corp. Class B......................    24,265        737,656
#   Snyder's-Lance, Inc.............................    66,972      1,661,575
    SpartanNash Co..................................   955,690     20,031,262
    Spectrum Brands Holdings, Inc...................   152,916     12,753,194
#*  TreeHouse Foods, Inc............................   107,177      7,877,510
#   Universal Corp..................................   834,389     43,329,821
#   Weis Markets, Inc...............................    11,343        483,892
                                                               --------------
Total Consumer Staples..............................              343,313,847
                                                               --------------
Energy -- (9.5%)
    Adams Resources & Energy, Inc...................   108,293      7,075,865
#   Alon USA Energy, Inc............................ 1,324,857     17,024,412
#*  Alpha Natural Resources, Inc.................... 6,405,561     21,714,852
#*  Approach Resources, Inc.........................    23,097        485,961
*   Barnwell Industries, Inc........................   142,853        437,130
#*  Basic Energy Services, Inc......................   822,623     19,734,726
#*  Bill Barrett Corp...............................   511,073     12,270,863

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
#*  Black Ridge Oil and Gas, Inc.......................    72,013 $     50,409
    Bolt Technology Corp...............................     6,706      114,471
#   Bristow Group, Inc................................. 1,356,710   96,828,393
#*  C&J Energy Services, Inc...........................   161,064    4,825,477
#*  Cal Dive International, Inc........................   896,081      976,728
#*  Callon Petroleum Co................................   668,927    6,608,999
#*  Clayton Williams Energy, Inc.......................     3,954      420,745
#*  Cloud Peak Energy, Inc............................. 1,401,141   21,689,663
#   Comstock Resources, Inc............................ 1,579,419   37,369,054
#*  Contango Oil & Gas Co..............................   373,648   15,031,859
#   Dawson Geophysical Co..............................   196,427    4,930,318
    Delek US Holdings, Inc............................. 1,428,934   41,753,451
#   DHT Holdings, Inc..................................   110,216      729,630
#*  Emerald Oil, Inc...................................    27,559      202,283
#   Energy XXI Bermuda, Ltd............................ 1,320,781   26,362,789
*   Era Group, Inc.....................................   494,870   13,262,516
*   Escalera Resources Co..............................    81,571      181,088
    Evolution Petroleum Corp...........................    17,477      185,431
#   Exterran Holdings, Inc............................. 2,435,103  102,883,102
#*  Forbes Energy Services, Ltd........................     1,755        9,231
*   Forum Energy Technologies, Inc.....................    32,396    1,078,463
#*  Gastar Exploration, Inc............................     7,589       50,239
#   Green Plains, Inc.................................. 1,155,099   43,304,662
#   Gulf Island Fabrication, Inc.......................   263,501    5,138,270
#   Gulfmark Offshore, Inc. Class A....................   855,641   32,745,381
#*  Halcon Resources Corp..............................   221,233    1,316,336
#*  Harvest Natural Resources, Inc..................... 1,085,710    4,690,267
#*  Helix Energy Solutions Group, Inc.................. 3,684,503   93,696,911
#*  Hercules Offshore, Inc............................. 5,192,933   18,331,054
#*  Hornbeck Offshore Services, Inc.................... 1,342,126   58,650,906
#*  ION Geophysical Corp...............................   205,979      772,421
#*  Key Energy Services, Inc........................... 3,985,907   24,473,469
#*  Magnum Hunter Resources Corp.......................   409,557    2,633,452
#*  McDermott International, Inc....................... 4,449,290   32,479,817
#*  Mexco Energy Corp..................................       733        5,168
#*  Midstates Petroleum Co., Inc.......................    15,989      102,010
#*  Mitcham Industries, Inc............................   194,238    2,519,267
*   Natural Gas Services Group, Inc....................   301,278    9,399,874
#*  Newpark Resources, Inc............................. 1,682,428   20,576,094
#*  Northern Oil and Gas, Inc.......................... 1,275,372   20,520,735
#*  Overseas Shipholding Group, Inc....................   776,519    5,319,155
#*  Pacific Drilling SA................................   304,483    2,898,678
#*  Parker Drilling Co................................. 3,553,895   21,963,071
#*  PDC Energy, Inc....................................   521,121   28,276,025
#*  Penn Virginia Corp................................. 2,050,940   26,703,239
#*  PHI, Inc. Non-Voting...............................   311,111   12,273,329
#*  PHI, Inc. Voting...................................     1,686       62,331
*   Pioneer Energy Services Corp....................... 1,907,098   28,053,412
#*  Renewable Energy Group, Inc........................   670,398    7,508,458
*   REX American Resources Corp........................   234,850   19,809,598
#*  Rex Energy Corp....................................    11,828      163,108
*   Rosetta Resources, Inc.............................   153,192    7,823,515
#*  SandRidge Energy, Inc..............................   424,495    2,529,990

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
#   Scorpio Tankers, Inc..............................   268,081 $    2,517,281
#*  SEACOR Holdings, Inc..............................   596,920     45,342,043
#   Ship Finance International, Ltd...................   167,461      3,047,790
*   Steel Excel, Inc..................................   421,014     14,156,596
#*  Stone Energy Corp................................. 1,060,337     40,345,823
    Superior Energy Services, Inc.....................   915,588     30,763,757
#*  Swift Energy Co...................................   867,842      9,589,654
#*  Synthesis Energy Systems, Inc.....................     1,263          1,692
#   Teekay Tankers, Ltd. Class A......................    15,505         61,710
#   Tesco Corp........................................   645,104     12,592,430
#*  TETRA Technologies, Inc........................... 1,429,637     15,740,303
*   TGC Industries, Inc...............................    92,704        364,327
#   Tidewater, Inc....................................   343,086     16,217,675
#*  Triangle Petroleum Corp........................... 1,303,598     14,078,858
*   Unit Corp.........................................   343,126     21,737,032
#*  US Energy Corp. Wyoming...........................    10,022         41,190
#*  Vaalco Energy, Inc................................   373,661      2,578,261
#   W&T Offshore, Inc.................................   815,277     10,932,865
*   Warren Resources, Inc.............................   796,878      4,693,611
#   Western Refining, Inc.............................   744,097     30,478,213
#*  Westmoreland Coal Co..............................    68,170      2,937,445
*   Willbros Group, Inc...............................   171,061      1,982,597
                                                                 --------------
Total Energy..........................................            1,269,229,304
                                                                 --------------
Financials -- (20.6%)
*   1st Constitution Bancorp..........................    17,947        181,354
#   1st Source Corp...................................   593,013     16,835,639
#   1st United Bancorp, Inc...........................    88,107        735,693
#*  A-Mark Precious Metals, Inc.......................    78,247        927,227
    Access National Corp..............................    39,281        628,496
#   Alexander & Baldwin, Inc..........................   681,024     25,994,686
    Alliance Bancorp, Inc. of Pennsylvania............     2,078         32,999
#*  Altisource Asset Management Corp..................    18,447     11,308,380
#*  Ambac Financial Group, Inc........................    46,636      1,056,772
    Ameriana Bancorp..................................    34,757        503,977
#   American Equity Investment Life Holding Co........ 2,166,112     47,957,720
*   American Independence Corp........................     8,517        103,056
#   American National Bankshares, Inc.................       600         12,906
    American National Insurance Co....................     5,717        623,153
*   American River Bankshares.........................   142,147      1,297,802
    Ameris Bancorp....................................   200,892      4,387,481
#   AmeriServ Financial, Inc..........................   323,958      1,030,186
#   Argo Group International Holdings, Ltd............ 1,019,162     50,764,459
    Aspen Insurance Holdings, Ltd..................... 1,316,288     52,664,683
#   Associated Banc-Corp.............................. 1,306,726     23,416,530
*   Asta Funding, Inc.................................   222,408      1,863,779
#   Astoria Financial Corp............................ 2,243,157     28,891,862
    Atlantic American Corp............................   238,675        976,181
#*  Atlantic Coast Financial Corp.....................    17,186         71,666
*   Atlanticus Holdings Corp..........................   262,883        699,269
#*  AV Homes, Inc.....................................   231,572      3,610,208
#   Baldwin & Lyons, Inc. Class A.....................     3,124         74,867
#   Baldwin & Lyons, Inc. Class B.....................   368,143      9,093,132

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
#   Banc of California, Inc............................   119,581 $  1,419,426
#   Bancorp of New Jersey, Inc.........................       400        4,996
#*  Bancorp, Inc.......................................   207,040    1,966,880
#   BancorpSouth, Inc..................................   520,099   10,854,466
    Bank Mutual Corp...................................   189,445    1,142,353
    Bank of Commerce Holdings..........................    15,477       97,969
#   BankFinancial Corp.................................   524,139    5,356,701
    Banner Corp........................................   126,352    5,084,405
    Bar Harbor Bankshares..............................       795       21,704
#*  BBX Capital Corp. Class A..........................   266,322    4,815,102
    BCB Bancorp, Inc...................................    25,972      338,935
#*  Bear State Financial, Inc..........................   103,884      870,548
*   Beneficial Mutual Bancorp, Inc.....................     7,075       92,541
    Berkshire Bancorp, Inc.............................     4,650       36,038
    Berkshire Hills Bancorp, Inc.......................   579,050   13,995,639
#   BNC Bancorp........................................     5,899       97,805
*   BNCCORP, Inc.......................................    29,762      535,716
#*  BofI Holding, Inc..................................    10,244      764,100
    Boston Private Financial Holdings, Inc.............   337,789    4,215,607
#*  Bridge Capital Holdings............................    34,550      736,952
    Brookline Bancorp, Inc............................. 1,136,949   10,266,649
    C&F Financial Corp.................................    14,360      492,117
#   Calamos Asset Management, Inc. Class A.............   155,674    1,846,294
    California First National Bancorp..................   142,816    2,082,257
#   Camden National Corp...............................       300       10,629
    Cape Bancorp, Inc..................................    36,671      380,278
*   Capital Bank Financial Corp. Class A...............    71,683    1,632,939
#   Capital City Bank Group, Inc.......................    53,400      717,162
    Capital Southwest Corp.............................   207,442    7,268,768
#   Capitol Federal Financial, Inc..................... 1,839,666   21,524,092
#*  Carolina Bank Holdings, Inc........................     4,214       42,730
#*  Cascade Bancorp....................................   348,121    1,886,816
#   Cash America International, Inc....................   381,789   16,947,614
#   Cathay General Bancorp............................. 1,187,029   30,376,072
    Centerstate Banks, Inc.............................    37,515      390,906
    Central Pacific Financial Corp.....................    73,466    1,315,041
#   Century Bancorp, Inc. Class A......................    19,731      690,980
    Chemical Financial Corp............................   675,981   18,657,076
    Chicopee Bancorp, Inc..............................    38,643      636,837
    Citizens Community Bancorp, Inc....................    42,530      374,264
*   Citizens First Corp................................     5,422       61,540
    CNO Financial Group, Inc........................... 8,473,636  137,103,431
#   CoBiz Financial, Inc...............................    41,975      475,157
    Codorus Valley Bancorp, Inc........................    16,689      350,135
*   Colonial Financial Services, Inc...................     4,224       52,272
#*  Colony Bankcorp, Inc...............................    12,037       76,194
#   Columbia Banking System, Inc.......................   494,219   12,597,642
*   Community Bankers Trust Corp.......................       300        1,302
    Community West Bancshares..........................    23,717      165,782
*   CommunityOne Bancorp...............................       998        9,192
*   Consumer Portfolio Services, Inc...................   314,416    2,282,660
#*  Cowen Group, Inc. Class A.......................... 1,408,515    5,634,060
#*  Customers Bancorp, Inc.............................    29,517      559,639

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Dime Community Bancshares, Inc.....................    19,047 $   287,991
#   Donegal Group, Inc. Class A........................   491,040   7,404,883
#   Donegal Group, Inc. Class B........................    54,693   1,208,715
    Eagle Bancorp Montana, Inc.........................     1,125      12,032
*   Eastern Virginia Bankshares, Inc...................    22,219     140,424
#   EMC Insurance Group, Inc...........................   293,400   8,634,762
    Employers Holdings, Inc............................     5,796     123,455
    Endurance Specialty Holdings, Ltd.................. 1,404,388  74,278,081
#*  Enstar Group, Ltd..................................     3,330     459,540
#   Enterprise Bancorp, Inc............................     4,006      78,558
#   Enterprise Financial Services Corp.................    80,573   1,405,999
#   ESB Financial Corp.................................    44,352     551,295
    ESSA Bancorp, Inc..................................   176,522   2,042,360
    Evans Bancorp, Inc.................................     5,783     135,322
#*  Ezcorp, Inc. Class A...............................   356,481   3,489,949
#*  Farmers Capital Bank Corp..........................    57,164   1,349,642
    FBL Financial Group, Inc. Class A..................   791,367  33,854,680
#   Federal Agricultural Mortgage Corp. Class A........     3,592      83,514
    Federal Agricultural Mortgage Corp. Class C........   248,645   7,248,002
#   Federated National Holding Co......................   169,778   3,424,422
#   Fidelity Southern Corp.............................    33,167     459,363
    Financial Institutions, Inc........................   180,910   4,016,202
*   First Acceptance Corp..............................   865,637   1,999,621
#   First American Financial Corp...................... 1,908,013  51,783,473
o   First Bancorp of Indiana, Inc......................     5,430      78,735
#   First Bancorp, Inc.................................       658      10,798
*   First BanCorp.(318672706)..........................   677,000   3,479,780
#   First Bancorp.(318910106)..........................    78,763   1,266,509
#*  First Bancshares, Inc..............................    22,105     176,840
#   First Bancshares, Inc. (The).......................     2,580      37,281
    First Business Financial Services, Inc.............    23,772   1,036,935
    First Citizens BancShares, Inc. Class A............    23,645   5,257,466
#   First Commonwealth Financial Corp.................. 2,240,056  19,174,879
    First Community Bancshares, Inc....................    90,209   1,326,974
#   First Connecticut Bancorp, Inc.....................     4,438      66,037
    First Defiance Financial Corp......................   206,137   5,567,760
    First Federal of Northern Michigan Bancorp, Inc....    31,310     177,215
    First Financial Corp...............................   158,908   4,872,119
#   First Financial Northwest, Inc.....................   223,399   2,350,157
*   First Financial Service Corp.......................    16,049      60,184
    First Interstate Bancsystem, Inc...................   343,447   8,963,967
#*  First Marblehead Corp. (The).......................    17,819      90,521
    First Merchants Corp...............................   873,298  17,404,829
    First Midwest Bancorp, Inc......................... 1,378,828  22,337,014
o*  First Place Financial Corp.........................   203,821          20
*   First United Corp..................................    70,785     603,088
#   First West Virginia Bancorp........................     9,474     180,195
    FirstMerit Corp....................................   118,678   2,088,733
*   Flagstar Bancorp, Inc..............................   341,564   6,250,621
    Flushing Financial Corp............................   393,512   7,311,453
#   FNB Corp........................................... 1,416,290  17,420,367
#*  Forestar Group, Inc................................   143,789   2,688,854
*   Fortegra Financial Corp............................     4,128      28,772

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Fox Chase Bancorp, Inc.............................    40,971 $   689,132
#*  Franklin Financial Corp............................    20,766     413,036
    Fulton Financial Corp.............................. 3,204,963  36,344,280
#   Gain Capital Holdings, Inc.........................    14,519      92,341
*   GAINSCO, Inc.......................................       100         900
#   GFI Group, Inc.....................................   209,199     947,671
#*  Global Indemnity P.L.C.............................   257,650   6,423,215
#   Great Southern Bancorp, Inc........................     3,457     107,789
#*  Greenlight Capital Re, Ltd. Class A................   119,873   3,879,090
#   Griffin Land & Nurseries, Inc......................    20,232     538,374
#   Guaranty Bancorp...................................   114,607   1,489,891
    Guaranty Federal Bancshares, Inc...................    32,452     411,491
*   Hallmark Financial Services, Inc...................   446,978   4,009,393
    Hampden Bancorp, Inc...............................     9,957     171,509
    Hancock Holding Co.................................   215,955   7,005,580
    Hanover Insurance Group, Inc. (The)................ 1,148,415  66,389,871
    Harleysville Savings Financial Corp................    14,292     242,964
*   Harris & Harris Group, Inc.........................   315,989     985,886
    Hawthorn Bancshares, Inc...........................    29,321     363,580
#   Heartland Financial USA, Inc.......................     3,125      74,469
#   Heritage Commerce Corp.............................   237,542   1,900,336
#   Heritage Financial Corp............................    52,006     827,415
#   Heritage Financial Group, Inc......................    11,730     235,773
    HF Financial Corp..................................   127,909   1,722,934
*   Hilltop Holdings, Inc.............................. 1,305,463  26,761,992
#   Hingham Institution for Savings....................     1,857     153,351
#*  HMN Financial, Inc.................................   102,799   1,226,392
*   Home Bancorp, Inc..................................     5,999     131,498
#   HomeStreet, Inc....................................     9,503     165,732
*   HomeTrust Bancshares, Inc..........................    32,276     490,918
    HopFed Bancorp, Inc................................    72,033     867,277
    Horace Mann Educators Corp.........................   921,549  26,402,379
#   Horizon Bancorp....................................    19,221     409,792
#   Hudson Valley Holding Corp.........................       793      13,790
#   Iberiabank Corp....................................   293,915  19,283,763
#*  ICG Group, Inc.....................................   734,711  12,431,310
#*  Imperial Holdings, Inc.............................    71,283     486,150
#   Independence Holding Co............................   267,078   3,341,146
#   Independent Bank Corp..............................    44,809     593,271
#   Infinity Property & Casualty Corp..................   466,507  30,210,993
#   International Bancshares Corp......................   779,729  19,766,130
#   Intervest Bancshares Corp. Class A.................   174,269   1,390,667
#*  INTL. FCStone, Inc.................................    14,021     274,812
*   Investment Technology Group, Inc...................   359,646   6,577,925
    Investors Title Co.................................    43,302   2,991,735
*   Jacksonville Bancorp, Inc..........................       625       6,556
#   Janus Capital Group, Inc........................... 2,759,995  31,436,343
    JMP Group, Inc.....................................    39,131     263,743
#*  KCG Holdings, Inc. Class A.........................   266,486   3,043,270
#   Kemper Corp........................................ 1,662,898  57,552,900
    Lake Shore Bancorp, Inc............................       697       8,608
#   Lakeland Bancorp, Inc..............................   169,939   1,706,188
#   Landmark Bancorp, Inc..............................    25,597     541,889

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    LNB Bancorp, Inc...................................   215,712 $ 2,612,272
    Louisiana Bancorp, Inc.............................     1,005      19,768
    LSB Financial Corp.................................    14,699     595,897
#   Macatawa Bank Corp.................................   150,646     708,036
*   Magyar Bancorp, Inc................................    36,773     284,071
#   Maiden Holdings, Ltd............................... 1,334,824  15,323,780
#   MainSource Financial Group, Inc....................   510,448   8,335,616
#*  Malvern Bancorp, Inc...............................     1,888      20,768
    Marlin Business Services Corp......................   345,056   6,349,030
#*  Maui Land & Pineapple Co., Inc.....................    12,148      88,680
#   MB Financial, Inc.................................. 1,604,315  43,220,246
#*  MBIA, Inc.......................................... 6,744,363  64,610,998
*   MBT Financial Corp.................................   358,206   1,826,851
#   MCG Capital Corp................................... 2,115,023   8,396,641
#   Meadowbrook Insurance Group, Inc................... 1,515,118   9,136,162
#   Medallion Financial Corp...........................   353,801   3,941,343
#   Mercantile Bank Corp...............................   198,314   3,791,764
#   Meta Financial Group, Inc..........................    49,599   1,825,243
#*  Metro Bancorp, Inc.................................   401,510   9,214,655
#*  MGIC Investment Corp............................... 1,195,197   8,832,506
    MicroFinancial, Inc................................   220,012   1,680,892
    Mid Penn Bancorp, Inc..............................     4,664      73,784
#   MidWestOne Financial Group, Inc....................    16,034     376,799
#   Montpelier Re Holdings, Ltd........................ 2,052,419  60,607,933
*   MSB Financial Corp.................................     3,087      24,696
    MutualFirst Financial, Inc.........................   140,766   2,706,930
#   National Bank Holdings Corp. Class A...............    13,711     271,615
#   National Interstate Corp...........................     1,757      47,597
    National Penn Bancshares, Inc...................... 1,098,659  11,316,188
    National Security Group, Inc. (The)................    11,290     135,932
#   National Western Life Insurance Co. Class A........    65,017  15,669,097
*   Naugatuck Valley Financial Corp....................     3,280      25,912
#*  Navigators Group, Inc. (The).......................   463,672  28,191,258
#   NBT Bancorp, Inc...................................    16,259     379,973
    Nelnet, Inc. Class A...............................   444,007  18,306,409
#   New Hampshire Thrift Bancshares, Inc...............    90,405   1,356,075
#*  NewBridge Bancorp..................................   250,514   1,876,350
#*  NewStar Financial, Inc.............................   494,967   5,607,976
*   North Valley Bancorp...............................     5,059     106,441
    Northeast Bancorp..................................    13,957     129,661
    Northeast Community Bancorp, Inc...................    10,981      76,538
#   Northfield Bancorp, Inc............................   360,351   4,598,079
#   Northrim BanCorp, Inc..............................   137,999   3,380,976
    Northway Financial, Inc............................     7,359     142,912
#   Northwest Bancshares, Inc.......................... 1,862,270  23,092,148
#   Norwood Financial Corp.............................       504      14,661
#   Ocean Shore Holding Co.............................    18,712     272,821
#   OFG Bancorp........................................   999,788  15,956,617
#   Old Line Bancshares, Inc...........................    39,695     556,127
#   Old National Bancorp...............................   935,198  12,512,949
#*  Old Second Bancorp, Inc............................   317,787   1,538,089
    OmniAmerican Bancorp, Inc..........................     8,717     215,397
#   OneBeacon Insurance Group, Ltd. Class A............    74,768   1,106,566

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Oppenheimer Holdings, Inc. Class A.................    68,955 $ 1,573,553
    Oritani Financial Corp.............................     4,353      64,424
    Pacific Continental Corp...........................    43,723     587,637
#*  Pacific Mercantile Bancorp.........................   132,844     932,565
#*  Pacific Premier Bancorp, Inc.......................   119,828   1,713,540
    PacWest Bancorp.................................... 1,013,856  42,247,380
    Park Sterling Corp.................................   709,556   4,867,554
#*  Patriot National Bancorp, Inc......................    76,824     154,416
    Peoples Bancorp....................................    14,576     368,336
#   Peoples Bancorp of North Carolina, Inc.............    32,318     530,985
#   Peoples Bancorp, Inc...............................   286,793   6,690,881
#*  PHH Corp........................................... 2,038,158  47,590,989
#*  Phoenix Cos., Inc. (The)...........................   103,253   5,721,249
#*  PICO Holdings, Inc.................................   117,877   2,610,976
#   Pinnacle Financial Partners, Inc...................   583,433  21,587,021
#*  Piper Jaffray Cos..................................   341,899  17,641,988
    Platinum Underwriters Holdings, Ltd................   978,955  57,366,763
*   Popular, Inc.......................................   776,656  24,775,326
*   Porter Bancorp, Inc................................     8,106       7,944
#*  Preferred Bank.....................................    35,862     795,778
    Premier Financial Bancorp, Inc.....................   153,304   2,397,675
    PrivateBancorp, Inc................................   298,613   8,600,054
    ProAssurance Corp..................................   141,192   6,160,207
    Protective Life Corp...............................   106,626   7,397,712
    Provident Financial Holdings, Inc..................   190,969   2,721,308
    Provident Financial Services, Inc.................. 2,296,391  38,372,694
    Prudential Bancorp, Inc............................        94       1,090
*   PSB Holdings, Inc..................................     2,619      17,547
    Pulaski Financial Corp.............................   233,961   2,636,740
#   QC Holdings, Inc...................................     1,979       5,046
#   QCR Holdings, Inc..................................     2,479      42,391
#   Radian Group, Inc..................................   139,856   1,770,577
#   Renasant Corp......................................   553,629  15,723,064
#   Republic Bancorp, Inc. Class A.....................    15,952     371,044
#*  Republic First Bancorp, Inc........................    77,655     341,682
#   Resource America, Inc. Class A.....................   456,690   4,302,020
*   Riverview Bancorp, Inc.............................   460,438   1,758,873
*   Royal Bancshares of Pennsylvania, Inc. Class A.....     8,282      16,812
#   S&T Bancorp, Inc...................................    12,004     292,057
#*  Safeguard Scientifics, Inc.........................   245,411   4,871,408
    Safety Insurance Group, Inc........................   423,466  21,177,535
    Salisbury Bancorp, Inc.............................     3,107      85,815
#   Sandy Spring Bancorp, Inc..........................   325,987   7,631,356
    SB Financial Group, Inc............................    33,863     295,285
*   Security National Financial Corp. Class A..........    12,981      56,597
*   Select Bancorp, Inc................................    40,342     272,309
    Selective Insurance Group, Inc..................... 1,864,965  41,570,070
*   Shore Bancshares, Inc..............................    10,316      91,297
    SI Financial Group, Inc............................     8,587      92,997
*   Siebert Financial Corp.............................    50,658     135,510
#   Sierra Bancorp.....................................   218,146   3,446,707
    Simmons First National Corp. Class A...............    38,345   1,519,612
    Simplicity Bancorp, Inc............................     9,042     146,480

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    South State Corp...................................    24,211 $ 1,406,901
#*  Southcoast Financial Corp..........................   123,556     850,065
o#  Southern Community Financial Corp..................   226,834     209,980
*   Southern First Bancshares, Inc.....................    67,157     943,556
#   Southern Missouri Bancorp, Inc.....................       384      13,728
#   Southern National Bancorp of Virginia, Inc.........     5,903      63,457
    Southwest Bancorp, Inc.............................   372,491   5,743,811
    Southwest Georgia Financial Corp...................     1,652      24,458
    StanCorp Financial Group, Inc......................   720,944  43,501,761
#   State Auto Financial Corp..........................   821,023  17,331,796
    Sterling Bancorp................................... 1,146,290  13,640,851
#   Stewart Information Services Corp..................   637,924  18,799,620
*   Stratus Properties, Inc............................   122,308   1,908,005
#*  Suffolk Bancorp....................................     6,969     141,122
#   Summit State Bank..................................     8,558     107,745
#*  Sun Bancorp, Inc...................................   591,825   2,225,262
    Susquehanna Bancshares, Inc........................ 6,230,373  63,425,197
    Sussex Bancorp.....................................    30,750     289,050
*   SWS Group, Inc.....................................     1,900      13,604
    Symetra Financial Corp............................. 1,698,924  38,735,467
    Synovus Financial Corp.............................   905,350  21,320,993
#*  Taylor Capital Group, Inc..........................    91,483   1,950,418
#   Territorial Bancorp, Inc...........................    11,073     222,567
#   TF Financial Corp..................................    73,202   3,091,320
    Timberland Bancorp, Inc............................   186,434   1,914,677
#   Tompkins Financial Corp............................        89       3,959
#   Tower Group International, Ltd..................... 1,179,095   2,535,054
#   TowneBank..........................................    78,039   1,153,416
*   Transcontinental Realty Investors, Inc.............     2,293      33,294
#*  Tree.com, Inc......................................   132,521   3,381,936
#*  Trinity Place Holdings, Inc........................   366,813   2,145,856
#   Trustmark Corp.....................................   277,328   6,386,864
    Umpqua Holdings Corp............................... 4,077,772  68,995,902
*   Unico American Corp................................   145,800   1,832,706
#   Union Bankshares Corp..............................   646,433  15,436,820
    United Bancshares, Inc.............................     9,093     135,031
    United Community Bancorp...........................     2,815      33,639
    United Community Banks, Inc........................   163,415   2,704,518
#   United Community Financial Corp....................   490,444   2,108,909
    United Financial Bancorp, Inc......................   315,730   4,003,456
#   United Fire Group, Inc.............................   861,095  24,334,545
*   United Security Bancshares.........................     8,880      51,948
    Unity Bancorp, Inc.................................    51,891     467,019
#   Universal Insurance Holdings, Inc..................   212,466   2,562,340
#   Univest Corp. of Pennsylvania......................    15,997     302,663
#   Valley National Bancorp............................    98,053     939,348
#   VSB Bancorp, Inc...................................       833       9,629
#*  Walker & Dunlop, Inc...............................    24,304     331,750
#   Washington Federal, Inc............................ 2,339,161  49,028,815
    Waterstone Financial, Inc..........................   130,357   1,437,838
    Wayne Savings Bancshares, Inc......................    22,033     276,734
    Webster Financial Corp............................. 2,428,321  69,619,963
#   WesBanco, Inc......................................   742,596  22,188,769

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   West Bancorporation, Inc..........................    79,897 $    1,163,300
#   Westfield Financial, Inc..........................   367,765      2,655,263
#   Wintrust Financial Corp........................... 1,407,328     65,201,506
    WSFS Financial Corp...............................    22,421      1,605,119
    WVS Financial Corp................................     1,740         19,001
*   Yadkin Financial Corp.............................    40,986        760,700
                                                                 --------------
Total Financials......................................            2,739,042,023
                                                                 --------------
Health Care -- (4.7%)
*   Addus HomeCare Corp...............................    14,594        323,111
#*  Affymetrix, Inc...................................   517,853      4,453,536
#*  Albany Molecular Research, Inc....................   873,537     16,632,144
#*  Alere, Inc........................................   916,823     36,672,920
*   Allied Healthcare Products, Inc...................   207,331        427,102
*   Almost Family, Inc................................    61,408      1,439,404
*   Alphatec Holdings, Inc............................   194,191        271,867
#*  Amedisys, Inc.....................................   520,988     10,513,538
*   American Shared Hospital Services.................    87,469        253,223
*   Amsurg Corp.......................................   585,359     27,956,746
*   AngioDynamics, Inc................................   810,217     11,829,168
#*  Anika Therapeutics, Inc...........................   194,619      8,185,675
*   Arrhythmia Research Technology, Inc...............     5,407         36,389
#*  Bioanalytical Systems, Inc........................     9,691         22,192
#*  BioScrip, Inc.....................................   523,247      3,919,120
#*  BioTelemetry, Inc.................................   298,271      2,147,551
#*  Capital Senior Living Corp........................   403,690      9,946,922
#*  Chindex International, Inc........................     8,385        196,293
    CONMED Corp.......................................   831,122     32,413,758
*   Cross Country Healthcare, Inc.....................   921,612      6,626,390
#   CryoLife, Inc.....................................   399,706      3,937,104
#*  Cumberland Pharmaceuticals, Inc...................    34,176        158,577
*   Cutera, Inc.......................................   397,412      3,914,508
    Daxor Corp........................................     8,579         60,225
    Digirad Corp......................................   253,185        835,511
#*  Emergent Biosolutions, Inc........................    95,054      2,091,188
#   Ensign Group, Inc. (The)..........................     6,819        224,550
#*  Enzo Biochem, Inc.................................   497,886      2,389,853
    Enzon Pharmaceuticals, Inc........................     9,488         10,152
*   Exactech, Inc.....................................     7,900        179,646
*   Five Star Quality Care, Inc.......................   953,128      4,355,795
*   Gentiva Health Services, Inc......................   498,385      9,020,768
*   Greatbatch, Inc...................................   577,717     28,602,769
#*  Hanger, Inc.......................................    94,422      2,988,456
#*  Harvard Apparatus Regenerative Technology, Inc....    43,963        322,688
*   Harvard Bioscience, Inc...........................   190,105        878,285
*   Health Net, Inc...................................   711,470     29,305,449
#*  Healthways, Inc...................................   393,403      6,801,938
*   ICU Medical, Inc..................................    18,866      1,098,945
    Invacare Corp.....................................   726,152     10,870,495
*   Iridex Corp.......................................    60,213        464,242
    Kewaunee Scientific Corp..........................    68,740      1,238,695
    Kindred Healthcare, Inc........................... 1,651,293     39,465,903
#*  Lannett Co., Inc..................................   278,478      9,359,646

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#    LeMaitre Vascular, Inc.............................    72,587 $    587,229
#*   LHC Group, Inc.....................................    85,604    2,009,982
*    LifePoint Hospitals, Inc........................... 1,892,213  135,709,516
*    Magellan Health, Inc...............................   369,391   21,276,922
#*   MedAssets, Inc.....................................    17,474      371,148
o#*  MedCath Corp.......................................   622,045           --
*    Medical Action Industries, Inc.....................   108,470    1,496,886
#*   MediciNova, Inc....................................    18,700       37,400
*    Merit Medical Systems, Inc.........................   114,250    1,466,970
*    Misonix, Inc.......................................   131,503      877,125
#*   Molina Healthcare, Inc.............................   194,968    7,964,443
#    National Healthcare Corp...........................       400       21,984
*    Natus Medical, Inc.................................    75,052    2,159,246
*    Orthofix International NV..........................   140,325    4,639,144
#*   Pacific Biosciences of California, Inc.............   139,271      636,468
*    PDI, Inc...........................................   294,287    1,080,033
#*   Pernix Therapeutics Holdings, Inc..................     4,185       31,429
*    PharMerica Corp....................................   581,609   15,697,627
*    Prestige Brands Holdings, Inc...................... 1,233,861   38,002,919
     Psychemedics Corp..................................       365        5,121
#*   RadNet, Inc........................................   285,137    1,457,050
*    Retractable Technologies, Inc......................    39,828      115,501
#*   Rigel Pharmaceuticals, Inc.........................    36,828      120,428
#*   RTI Surgical, Inc..................................   699,904    3,198,561
#*   Sciclone Pharmaceuticals, Inc......................    54,661      263,466
     Select Medical Holdings Corp.......................   425,126    6,606,458
#*   Skilled Healthcare Group, Inc. Class A.............    50,778      302,129
#*   Stereotaxis, Inc...................................     2,235        7,353
#*   Sucampo Pharmaceuticals, Inc. Class A..............   277,919    1,639,722
*    Symmetry Medical, Inc..............................   921,366    8,117,234
#*   Targacept, Inc.....................................    73,183      204,181
#    Transcept Pharmaceuticals, Inc.....................     2,688        6,021
#*   Triple-S Management Corp. Class B..................   612,160   10,578,125
     Universal American Corp............................ 2,163,085   17,174,895
*    VCA, Inc...........................................    64,827    2,417,399
*    WellCare Health Plans, Inc.........................   174,511   10,885,996
     Xstelos Holdings, Inc..............................   251,700      123,333
                                                                   ------------
Total Health Care.......................................            630,131,881
                                                                   ------------
Industrials -- (15.5%)
#    AAR Corp........................................... 1,212,101   32,605,517
     ABM Industries, Inc................................   151,925    3,738,874
#*   ACCO Brands Corp...................................   984,609    6,518,112
*    Accuride Corp......................................    65,493      327,465
#    Aceto Corp.........................................   533,965    8,949,253
     Acme United Corp...................................     2,707       46,019
     Actuant Corp. Class A..............................    18,581      599,795
#*   Aegion Corp........................................   953,104   21,835,613
#*   AeroCentury Corp...................................    31,474      496,974
*    Air Transport Services Group, Inc..................   850,462    6,523,044
     Aircastle, Ltd..................................... 1,404,483   25,210,470
     Alamo Group, Inc...................................   308,194   14,648,461
     Albany International Corp. Class A.................     3,971      142,321

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
o   Allied Defense Group, Inc..........................   118,807 $      9,505
    Allied Motion Technologies, Inc....................    44,049      536,517
    AMERCO.............................................   343,691   90,445,724
#*  Ameresco, Inc. Class A.............................     8,400       63,168
#   American Railcar Industries, Inc...................   484,088   33,121,301
#*  AMREP Corp.........................................     8,733       49,953
#   Apogee Enterprises, Inc............................    92,536    3,002,793
*   ARC Document Solutions, Inc........................   139,548      760,537
    ArcBest Corp.......................................   773,859   24,554,546
    Argan, Inc.........................................       968       32,815
#*  Arotech Corp.......................................    57,107      189,024
#   Astec Industries, Inc..............................    81,133    3,153,640
#*  Atlas Air Worldwide Holdings, Inc..................   750,909   25,696,106
*   Avalon Holdings Corp. Class A......................    51,820      212,462
*   Avis Budget Group, Inc............................. 3,370,535  189,390,362
#   Baltic Trading, Ltd................................   491,593    2,502,208
#   Barnes Group, Inc..................................   208,915    7,155,339
#   Barrett Business Services, Inc.....................    63,924    3,648,782
#*  BlueLinx Holdings, Inc.............................   836,669      962,169
    Brady Corp. Class A................................   188,152    4,920,175
#   Briggs & Stratton Corp............................. 1,281,176   23,483,956
    Brink's Co. (The)..................................   126,868    3,405,137
#*  Builders FirstSource, Inc..........................   142,981      849,307
#*  CAI International, Inc.............................    99,390    1,897,355
#*  Casella Waste Systems, Inc. Class A................    14,929       70,465
#*  CBIZ, Inc..........................................   480,204    3,918,465
    CDI Corp...........................................   404,453    5,609,763
#   Ceco Environmental Corp............................   110,480    1,500,318
#   Celadon Group, Inc.................................    90,218    1,916,230
    Chicago Rivet & Machine Co.........................    28,248      951,393
*   Civeo Corp.........................................     3,625       92,075
    Columbus McKinnon Corp.............................     7,121      165,563
    Comfort Systems USA, Inc...........................    44,112      657,269
    Compx International, Inc...........................    67,191      706,513
    Con-way, Inc.......................................   343,877   16,970,330
    Courier Corp.......................................    70,216      916,319
#   Covanta Holding Corp............................... 2,340,304   47,789,008
*   Covenant Transportation Group, Inc. Class A........   203,313    2,417,392
#*  CPI Aerostructures, Inc............................     7,476       88,591
*   CRA International, Inc.............................    65,831    1,572,044
#   Cubic Corp.........................................    12,660      555,268
#   Curtiss-Wright Corp................................   643,162   40,847,219
#*  DigitalGlobe, Inc..................................   562,809   14,717,455
#   Douglas Dynamics, Inc..............................     1,820       30,394
*   Ducommun, Inc......................................   309,013    8,544,209
#*  Dycom Industries, Inc..............................   432,123   12,151,299
#   Dynamic Materials Corp.............................    12,569      257,413
#*  Eagle Bulk Shipping, Inc...........................   321,909      556,903
    Eastern Co. (The)..................................    69,790    1,127,806
    Ecology and Environment, Inc. Class A..............    35,051      363,128
#   EMCOR Group, Inc...................................    15,624      639,490
#   Encore Wire Corp...................................   248,475   10,421,041
#*  Energy Recovery, Inc...............................    27,016      121,032

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                        ---------- ------------
Industrials -- (Continued)
*   Engility Holdings, Inc.............................    182,788 $  6,317,153
    Ennis, Inc.........................................    757,408   10,740,045
#*  Erickson, Inc......................................        700       10,241
    ESCO Technologies, Inc.............................    149,643    5,020,523
*   Esterline Technologies Corp........................  1,145,345  124,327,200
    Federal Signal Corp................................    982,704   14,209,900
#*  Franklin Covey Co..................................    213,063    4,018,368
#   FreightCar America, Inc............................     29,842      643,990
#*  FTI Consulting, Inc................................    706,653   26,117,895
#*  Fuel Tech, Inc.....................................    118,436      595,733
    G&K Services, Inc. Class A.........................    577,409   27,767,599
#   GATX Corp..........................................  1,763,892  109,361,304
#*  Gencor Industries, Inc.............................     35,002      377,322
#   General Cable Corp.................................  1,786,508   39,714,073
#*  Gibraltar Industries, Inc..........................    869,941   12,779,433
#   Global Power Equipment Group, Inc..................     12,176      200,539
*   GP Strategies Corp.................................    153,177    4,167,946
#*  GrafTech International, Ltd........................  1,904,500   15,997,800
#   Granite Construction, Inc..........................    359,640   11,706,282
#*  Great Lakes Dredge & Dock Corp.....................  1,520,732   10,979,685
#   Greenbrier Cos., Inc. (The)........................    770,646   49,668,135
#   Griffon Corp.......................................  1,509,131   16,253,341
*   H&E Equipment Services, Inc........................    336,713   12,182,276
    Hardinge, Inc......................................    259,203    3,092,292
#*  Hawaiian Holdings, Inc.............................    456,670    6,361,413
    Heidrick & Struggles International, Inc............     21,696      405,064
#*  Hill International, Inc............................    416,207    2,001,956
    Houston Wire & Cable Co............................      3,190       38,312
*   Hudson Global, Inc.................................    389,082    1,497,966
    Hurco Cos., Inc....................................    126,087    4,048,654
    Hyster-Yale Materials Handling, Inc................    289,498   23,188,790
*   ICF International, Inc.............................    127,395    4,404,045
#*  InnerWorkings, Inc.................................    112,465      916,590
#*  Innovative Solutions & Support, Inc................        100          595
    Insteel Industries, Inc............................    195,356    3,584,783
*   Integrated Electrical Services, Inc................      1,093        6,962
#*  Intelligent Systems Corp...........................     27,446       43,639
#   International Shipholding Corp.....................    220,292    4,670,190
#   Intersections, Inc.................................    165,041      609,001
#*  JetBlue Airways Corp............................... 10,893,799  116,781,525
*   JPS Industries, Inc................................     42,199      272,184
    Kadant, Inc........................................    409,129   15,604,180
#   Kelly Services, Inc. Class A.......................    990,190   15,783,629
    Kelly Services, Inc. Class B.......................        567        9,545
#*  Key Technology, Inc................................     10,099      131,691
    Kimball International, Inc. Class B................    789,489   12,450,241
*   Korn/Ferry International...........................    355,502   10,458,869
#*  Kratos Defense & Security Solutions, Inc...........    725,597    5,296,858
#*  Lawson Products, Inc...............................    201,534    3,808,993
#*  Layne Christensen Co...............................    504,050    5,468,942
#   LB Foster Co. Class A..............................     49,439    2,306,329
#*  LMI Aerospace, Inc.................................    156,906    2,053,900
    LS Starrett Co. (The) Class A......................    183,253    2,737,800

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#   LSI Industries, Inc................................   204,707 $ 1,461,608
*   Lydall, Inc........................................   417,771  10,540,362
#*  Magnetek, Inc......................................    29,000     731,670
    Marten Transport, Ltd..............................   855,899  17,323,396
#   Mastech Holdings, Inc..............................    58,730     700,062
    Matson, Inc........................................   888,056  23,933,109
#   McGrath RentCorp...................................    98,994   3,420,243
#*  Meritor, Inc.......................................    76,805     965,439
#*  Metalico, Inc......................................   143,374     213,627
*   Mfri, Inc..........................................   204,452   2,251,016
#   Miller Industries, Inc.............................   295,927   5,678,839
#   Mobile Mini, Inc................................... 1,175,105  44,371,965
#*  Moog, Inc. Class A.................................    43,679   2,883,688
*   MRC Global, Inc....................................   444,102  11,915,257
    Mueller Water Products, Inc. Class A............... 3,721,812  28,844,043
#   Multi-Color Corp...................................    31,844   1,253,698
*   MYR Group, Inc.....................................    26,800     664,908
*   Navigant Consulting, Inc...........................   690,586  11,270,363
#   NL Industries, Inc.................................   170,882   1,486,673
    NN, Inc............................................   485,644  14,083,676
*   Northwest Pipe Co..................................   256,599   9,199,074
#*  Ocean Power Technologies, Inc......................    88,447     122,057
*   Orbital Sciences Corp..............................   172,568   4,429,821
#*  Orion Energy Systems, Inc..........................    96,096     404,564
#*  Orion Marine Group, Inc............................   172,655   1,866,401
#*  PAM Transportation Services, Inc...................   151,686   5,272,605
    Park-Ohio Holdings Corp............................   114,545   6,799,391
*   Patrick Industries, Inc............................   125,616   5,231,906
#*  Patriot Transportation Holding, Inc................     7,369     245,093
*   PGT, Inc...........................................    80,347     744,013
#*  Pike Corp..........................................   458,547   3,695,889
#*  PMFG, Inc..........................................     7,327      37,881
#*  PowerSecure International, Inc.....................   296,322   2,912,845
#   Preformed Line Products Co.........................    44,160   2,393,030
#   Providence and Worcester Railroad Co...............    88,450   1,546,990
    Quad/Graphics, Inc.................................   194,350   4,104,672
#*  Quality Distribution, Inc..........................   162,863   2,174,221
#   Quanex Building Products Corp......................   111,196   1,900,340
*   RCM Technologies, Inc..............................   215,529   1,446,200
*   Republic Airways Holdings, Inc..................... 1,597,866  15,882,788
    Resources Connection, Inc..........................    69,750   1,053,225
#*  Roadrunner Transportation Systems, Inc.............   101,893   2,561,590
#*  RPX Corp...........................................    32,281     503,584
#*  Rush Enterprises, Inc. Class A.....................   858,229  30,235,408
*   Rush Enterprises, Inc. Class B.....................   332,305  10,268,224
#*  Saia, Inc..........................................   631,194  28,814,006
#   Servotronics, Inc..................................    15,025     101,118
    SIFCO Industries, Inc..............................    68,152   1,907,574
    Simpson Manufacturing Co., Inc.....................    10,079     306,502
    SkyWest, Inc....................................... 1,671,434  17,867,629
*   SL Industries, Inc.................................    28,931   1,046,724
*   Sparton Corp.......................................   311,191   8,601,319
    Standex International Corp.........................   212,743  14,030,401

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
#*  Sterling Construction Co., Inc....................   173,748 $    1,541,145
#*  Supreme Industries, Inc. Class A..................   178,808      1,219,471
#   TAL International Group, Inc......................    74,525      3,294,005
*   Tecumseh Products Co..............................   468,676      2,282,452
    Tetra Tech, Inc...................................   226,016      5,487,668
#   Titan International, Inc..........................   910,684     13,587,405
#*  Titan Machinery, Inc..............................    70,698      1,036,433
#*  Transcat, Inc.....................................    58,439        569,780
*   TRC Cos., Inc.....................................   316,913      1,594,072
#   Trinity Industries, Inc...........................   875,534     38,208,304
*   Tutor Perini Corp................................. 1,320,189     35,948,746
#   Twin Disc, Inc....................................    68,173      1,966,109
#*  Ultralife Corp....................................   140,452        507,032
*   Ultrapetrol Bahamas, Ltd..........................   242,535        790,664
    UniFirst Corp.....................................   154,439     15,013,015
#   United Stationers, Inc............................   110,250      4,253,445
    Universal Forest Products, Inc....................   620,583     27,169,124
*   Universal Security Instruments, Inc...............    34,941        127,884
#*  USA Truck, Inc....................................   307,125      5,681,812
*   Versar, Inc.......................................    45,303        144,064
    Viad Corp.........................................   531,777     11,284,308
*   Virco Manufacturing Corp..........................    37,692         97,999
#*  Volt Information Sciences, Inc....................   527,356      4,274,220
#   VSE Corp..........................................     8,429        502,116
#   Watts Water Technologies, Inc. Class A............   463,366     27,088,376
#   Werner Enterprises, Inc...........................   491,401     12,078,637
#*  Wesco Aircraft Holdings, Inc......................    18,446        349,552
*   Willdan Group, Inc................................    38,985        300,964
*   Willis Lease Finance Corp.........................   294,405      6,706,546
#*  XPO Logistics, Inc................................       486         15,013
                                                                 --------------
Total Industrials.....................................            2,063,372,003
                                                                 --------------
Information Technology -- (11.8%)
#*  Acorn Energy, Inc.................................   140,865        302,860
#*  ADDvantage Technologies Group, Inc................     4,523         11,081
*   Advanced Energy Industries, Inc...................   151,760      2,552,603
#*  Aehr Test Systems.................................    54,035        148,056
#*  Aeroflex Holding Corp.............................     2,800         29,568
*   Aetrium, Inc......................................    10,647         54,300
#*  Agilysys, Inc.....................................   502,038      6,601,800
#*  Alpha & Omega Semiconductor, Ltd..................   361,935      3,311,705
*   Amkor Technology, Inc.............................   559,650      4,952,903
#*  ANADIGICS, Inc....................................   251,610        201,288
*   AOL, Inc..........................................   523,420     20,177,841
*   ARRIS Group, Inc..................................   171,589      5,863,196
#*  Ascent Solar Technologies, Inc....................   118,282         41,387
    Astro-Med, Inc....................................   167,804      2,250,252
#*  Audience, Inc.....................................    24,084        229,521
#*  Autobytel, Inc....................................    55,623        609,628
#*  Aviat Networks, Inc............................... 1,151,085      1,496,411
#*  Avid Technology, Inc..............................   973,693      7,254,013
    AVX Corp..........................................   322,828      4,390,461
#   Aware, Inc........................................   660,227      2,832,374

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
*    Axcelis Technologies, Inc..........................   487,072 $   852,376
*    AXT, Inc...........................................   210,884     453,401
#    Bel Fuse, Inc. Class A.............................    14,272     329,255
     Bel Fuse, Inc. Class B.............................   172,577   4,079,720
*    Benchmark Electronics, Inc......................... 2,299,623  55,535,895
#    Black Box Corp.....................................   510,256  10,562,299
*    Blonder Tongue Laboratories........................    19,745      18,264
#*   Blucora, Inc.......................................   964,544  16,464,766
*    Bogen Communications International.................    43,300      38,970
o*   Bogen Corp.........................................    43,300          --
#*   BroadVision, Inc...................................    17,915     166,610
     Brooks Automation, Inc............................. 2,054,968  20,919,574
*    Bsquare Corp.......................................    74,978     228,683
*    BTU International, Inc.............................    17,638      58,911
#*   CACI International, Inc. Class A...................   834,106  57,544,973
#*   Calix, Inc.........................................    28,232     262,275
*    Cartesian, Inc.....................................    10,673      47,175
*    Cascade Microtech, Inc.............................   336,101   3,717,277
#*   Ceva, Inc..........................................     5,101      72,587
*    Checkpoint Systems, Inc............................   483,720   5,920,733
*    ChyronHego Corp....................................    51,176     104,399
*    CIBER, Inc......................................... 2,062,040   7,196,520
#*   Clearfield, Inc....................................    44,712     575,443
*    Coherent, Inc......................................   476,041  28,043,575
     Cohu, Inc..........................................   699,048   7,794,385
o#*  Commerce One, LLC..................................    55,600          --
     Communications Systems, Inc........................   153,092   1,690,136
#    Computer Task Group, Inc...........................   127,500   1,825,800
     Compuware Corp.....................................   138,972   1,264,645
     Comtech Telecommunications Corp....................   456,251  15,421,284
     Concurrent Computer Corp...........................   137,792   1,026,550
#    Convergys Corp..................................... 3,909,664  75,808,385
#    CSP, Inc...........................................   125,308     949,835
     CTS Corp........................................... 1,225,517  21,311,741
#*   CyberOptics Corp...................................   237,710   1,958,730
#*   Data I/O Corp......................................    74,290     222,127
#*   Datalink Corp......................................     5,938      67,099
#*   Dataram Corp.......................................     2,200       6,666
#*   Dealertrack Technologies, Inc......................    53,699   2,017,471
#*   Demand Media, Inc..................................   300,203   1,630,102
#*   Digi International, Inc............................   714,315   5,900,242
#    Digimarc Corp......................................    29,179     739,979
*    Digital River, Inc.................................   371,739   5,312,150
*    Diodes, Inc........................................   163,149   4,160,300
*    Dot Hill Systems Corp..............................   388,477   1,526,715
*    DSP Group, Inc.....................................   549,920   4,877,790
*    DTS, Inc...........................................     1,000      18,090
#    EarthLink Holdings Corp............................ 2,802,814  11,043,087
#*   Eastman Kodak Co...................................     1,200      28,368
*    Edgewater Technology, Inc..........................   298,591   1,824,391
#    Electro Rent Corp..................................   547,149   8,344,022
#    Electro Scientific Industries, Inc.................   895,683   5,356,184
*    Electronics for Imaging, Inc.......................   818,862  36,087,248

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Emcore Corp........................................    51,228 $   207,986
#*  Emulex Corp........................................ 1,351,095   7,944,439
#*  Entropic Communications, Inc.......................   332,458     927,558
#   EPIQ Systems, Inc..................................   339,815   4,900,132
#*  ePlus, Inc.........................................   270,502  14,793,754
#*  Exar Corp..........................................   887,216   8,543,890
#*  Fabrinet...........................................    31,477     585,472
#*  Fairchild Semiconductor International, Inc......... 3,761,813  57,254,794
#*  First Solar, Inc...................................   119,081   7,515,202
*   FormFactor, Inc.................................... 1,036,231   6,994,559
*   Frequency Electronics, Inc.........................   218,323   2,497,615
#*  Giga-tronics, Inc..................................    10,700      23,112
*   GigOptix, Inc......................................    21,536      29,074
*   GSE Systems, Inc...................................    19,948      32,914
*   GSI Group, Inc.....................................    29,987     345,750
#*  GSI Technology, Inc................................     6,651      42,566
    Hackett Group, Inc. (The)..........................   201,172   1,207,032
*   Harmonic, Inc...................................... 1,327,442   7,964,652
#*  Hutchinson Technology, Inc.........................   666,378   1,479,359
*   ID Systems, Inc....................................   153,839     879,959
*   Identiv, Inc.......................................    10,430     114,730
#*  II-VI, Inc.........................................   123,612   1,695,957
*   Ikanos Communications, Inc.........................   128,006      56,323
#*  Imation Corp....................................... 1,427,295   4,595,890
*   Insight Enterprises, Inc........................... 1,111,284  29,193,431
#   Integrated Silicon Solution, Inc...................   465,836   6,810,522
#*  Internap Network Services Corp.....................   595,572   4,294,074
#*  International Rectifier Corp....................... 1,764,039  43,818,729
#*  Internet Patents Corp..............................    16,755      51,605
*   Interphase Corp....................................    78,699     291,973
    Intersil Corp. Class A............................. 2,140,278  27,459,767
#*  Intevac, Inc.......................................   161,592   1,024,493
*   IntraLinks Holdings, Inc...........................   248,481   1,992,818
#*  IntriCon Corp......................................    44,161     297,204
#*  iPass, Inc.........................................   130,055     174,274
*   Iteris, Inc........................................   107,467     177,321
#*  Itron, Inc.........................................   273,032   9,823,691
*   Ixia...............................................    48,135     515,045
    IXYS Corp..........................................    44,562     508,898
#*  Kemet Corp.........................................   203,591   1,003,704
*   Key Tronic Corp....................................   351,713   3,728,158
#*  Knowles Corp.......................................   101,495   2,951,475
#*  Kopin Corp.........................................     5,300      18,179
*   Kulicke & Soffa Industries, Inc.................... 1,425,424  19,414,275
#*  KVH Industries, Inc................................       800      10,408
*   Lattice Semiconductor Corp.........................   727,951   4,979,185
    Leidos Holdings, Inc...............................   117,936   4,356,556
#   Lexmark International, Inc. Class A................   529,537  25,433,662
#*  LGL Group, Inc. (The)..............................     8,402      40,372
#*  Limelight Networks, Inc............................   161,925     416,147
*   Lionbridge Technologies, Inc.......................    65,229     373,762
#*  LoJack Corp........................................   138,946     703,067
*   Magnachip Semiconductor Corp.......................    13,418     187,986

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#   ManTech International Corp. Class A................   396,461 $10,704,447
#   Marchex, Inc. Class B..............................   255,488   2,810,368
#*  Maxwell Technologies, Inc..........................    27,419     298,319
#*  Mercury Systems, Inc...............................    98,309   1,086,314
    Methode Electronics, Inc...........................   534,730  17,100,665
#   MKS Instruments, Inc............................... 1,439,744  45,755,064
#*  ModusLink Global Solutions, Inc....................   838,727   3,128,452
#*  Monster Worldwide, Inc............................. 2,508,058  16,302,377
#*  MoSys, Inc.........................................   144,081     476,908
#*  Multi-Fineline Electronix, Inc.....................     6,091      59,448
*   NAPCO Security Technologies, Inc...................    42,075     203,222
*   NCI, Inc. Class A..................................     7,285      65,419
*   NeoPhotonics Corp..................................    22,098      68,725
#*  NETGEAR, Inc.......................................   410,997  12,868,316
*   Newport Corp....................................... 1,041,072  18,020,956
#*  Novatel Wireless, Inc..............................   231,558     435,329
#*  Numerex Corp. Class A..............................    83,906     843,255
#*  Oclaro, Inc........................................   313,892     583,839
*   OmniVision Technologies, Inc....................... 1,595,054  35,729,210
*   Omtool, Ltd........................................    16,864      50,592
#*  Oplink Communications, Inc.........................   204,547   3,898,666
    Optical Cable Corp.................................   169,845     732,032
*   PAR Technology Corp................................   147,203     574,092
#   PC Connection, Inc.................................   869,589  17,765,703
    PC-Tel, Inc........................................   613,025   4,622,209
#*  PCM, Inc...........................................   204,946   2,028,965
*   PDF Solutions, Inc.................................   111,213   2,130,841
#   Perceptron, Inc....................................   196,975   2,215,969
*   Pericom Semiconductor Corp.........................   531,128   4,689,860
#*  Photronics, Inc.................................... 1,812,534  14,445,896
#*  Planar Systems, Inc................................   427,186   1,157,674
#*  Polycom, Inc....................................... 2,960,063  37,948,008
#*  PRGX Global, Inc...................................     7,528      45,319
*   QLogic Corp........................................ 1,498,802  13,639,098
#*  Qualstar Corp......................................   379,283     496,861
#*  QuinStreet, Inc....................................    34,108     170,199
*   Qumu Corp..........................................    35,376     465,194
#*  Radisys Corp.......................................   233,276     755,814
*   RealNetworks, Inc..................................   670,097   5,039,129
    Reis, Inc..........................................   330,668   7,145,735
*   Relm Wireless Corp.................................   130,663     535,718
#   RF Industries, Ltd.................................    65,574     347,542
#   Richardson Electronics, Ltd........................   436,491   4,351,815
#*  Rofin-Sinar Technologies, Inc......................    83,676   1,826,647
*   Rogers Corp........................................     8,050     461,748
*   Rovi Corp.......................................... 1,211,939  28,323,014
#*  Rudolph Technologies, Inc..........................   131,118   1,207,597
*   Sanmina Corp....................................... 2,127,034  49,538,622
*   ScanSource, Inc....................................   116,750   4,180,818
#*  Seachange International, Inc.......................   576,574   4,318,539
*   Selectica, Inc.....................................     3,912      23,276
#*  Sevcon, Inc........................................     2,400      18,600
*   Sigma Designs, Inc.................................   762,286   3,232,093

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Sigmatron International, Inc......................    16,500 $      183,975
*   Silicon Image, Inc................................    11,116         55,469
#*  Spansion, Inc. Class A............................ 1,014,477     19,244,629
#*  Speed Commerce, Inc...............................    54,871        170,649
#*  StarTek, Inc......................................   236,335      1,680,342
#*  SunPower Corp.....................................   275,069     10,103,284
#*  Super Micro Computer, Inc.........................    52,348      1,369,947
*   support.com, Inc..................................   814,775      1,939,165
#*  Sykes Enterprises, Inc............................   394,556      8,167,309
*   Synacor, Inc......................................     5,200         12,532
#*  SYNNEX Corp....................................... 1,258,775     81,190,987
*   Tech Data Corp.................................... 1,013,038     63,608,656
#*  TechTarget, Inc...................................    14,782        112,343
#*  TeleCommunication Systems, Inc. Class A........... 1,041,118      3,279,522
*   Telenav, Inc......................................    50,267        249,827
#   Tessco Technologies, Inc..........................    73,369      2,237,755
    Tessera Technologies, Inc.........................     7,447        189,228
    TheStreet, Inc....................................   453,355      1,101,653
*   Trio Tech International...........................    39,533        150,225
#*  TriQuint Semiconductor, Inc....................... 3,614,088     64,981,302
*   TSR, Inc..........................................     1,145          3,584
#*  TTM Technologies, Inc.............................   662,045      4,971,958
*   Ultra Clean Holdings, Inc.........................   255,369      2,214,049
#*  Ultratech, Inc....................................    10,569        250,274
    United Online, Inc................................   387,832      4,153,681
#*  UTStarcom Holdings Corp...........................   108,915        325,656
*   VeriFone Systems, Inc.............................   245,782      8,236,155
#*  Viasystems Group, Inc.............................   565,834      5,539,515
*   Vicon Industries, Inc.............................   102,175        235,513
*   Video Display Corp................................     5,282         16,797
#   Vishay Intertechnology, Inc....................... 4,997,422     73,612,026
#*  Vishay Precision Group, Inc.......................   372,658      5,377,455
*   Westell Technologies, Inc. Class A................    82,538        142,791
*   Wireless Telecom Group, Inc.......................   137,594        348,113
*   Xcerra Corp.......................................    89,918        840,733
#*  Zynga, Inc. Class A............................... 2,042,087      5,962,894
                                                                 --------------
Total Information Technology..........................            1,572,586,462
                                                                 --------------
Materials -- (5.3%)
    A Schulman, Inc...................................   639,077     25,396,920
#*  Allied Nevada Gold Corp...........................   632,202      1,978,792
#*  AM Castle & Co....................................   652,993      5,406,782
*   American Biltrite, Inc............................       110         49,115
    Ampco-Pittsburgh Corp.............................    55,288      1,115,159
    Axiall Corp.......................................   376,421     16,122,111
    Cabot Corp........................................    25,654      1,344,013
*   Century Aluminum Co............................... 2,669,590     50,188,292
#   Chase Corp........................................     1,380         46,575
*   Clearwater Paper Corp.............................    38,471      2,600,640
#*  Coeur Mining, Inc................................. 2,398,301     18,706,748
    Commercial Metals Co.............................. 2,697,631     46,507,158
*   Continental Materials Corp........................    13,260        222,768
*   Core Molding Technologies, Inc....................   198,499      2,630,112

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Domtar Corp........................................   248,181 $  8,914,662
#*  Ferro Corp.........................................    48,107      603,262
    Friedman Industries, Inc...........................   179,533    1,565,528
#   FutureFuel Corp....................................     4,807       75,758
#*  Golden Minerals Co.................................    12,380       14,732
*   Graphic Packaging Holding Co....................... 5,789,957   69,479,484
    Greif, Inc. Class A................................    69,327    3,478,829
#*  Headwaters, Inc....................................   652,631    6,976,625
#   Hecla Mining Co....................................   439,274    1,388,106
#*  Horsehead Holding Corp.............................   758,895   14,214,103
#*  Intrepid Potash, Inc...............................    19,516      289,032
#   Kaiser Aluminum Corp...............................   623,602   48,154,546
*   KapStone Paper and Packaging Corp..................   278,366    8,278,605
#   KMG Chemicals, Inc.................................     1,674       28,073
*   Kraton Performance Polymers, Inc...................   267,693    5,517,153
#*  Landec Corp........................................   665,661    8,127,721
#*  Louisiana-Pacific Corp............................. 5,300,380   71,767,145
#*  LSB Industries, Inc................................    21,891      843,022
    Martin Marietta Materials, Inc.....................    37,478    4,655,892
#   Materion Corp......................................    82,148    2,654,202
#*  McEwen Mining, Inc.................................   312,870      891,680
#*  Mercer International, Inc..........................   454,390    4,525,724
#*  Mines Management, Inc..............................   118,526       93,991
    Myers Industries, Inc..............................   500,577    9,250,663
    Noranda Aluminum Holding Corp......................   553,490    2,446,426
*   Northern Technologies International Corp...........     3,305       67,092
#   Olin Corp.......................................... 1,061,292   28,198,528
#   Olympic Steel, Inc.................................   295,381    6,477,705
#   OM Group, Inc...................................... 1,035,713   29,279,607
#*  Penford Corp.......................................   257,929    3,167,368
    PH Glatfelter Co................................... 1,168,459   27,809,324
    PolyOne Corp.......................................   262,909    9,977,397
#*  Rentech, Inc.......................................   506,484    1,099,070
*   Resolute Forest Products, Inc......................   499,326    7,684,627
#*  RTI International Metals, Inc......................   982,778   24,431,861
#   Schnitzer Steel Industries, Inc. Class A...........   709,543   18,951,894
    Stepan Co..........................................     1,900       91,428
#*  Stillwater Mining Co............................... 1,673,650   29,958,335
*   SunCoke Energy, Inc................................   545,112   12,444,907
#   Synalloy Corp......................................    40,252      673,818
*   Taminco Corp.......................................     9,116      190,524
    Tredegar Corp...................................... 1,198,577   23,420,195
    Tronox, Ltd. Class A...............................   565,680   15,013,147
#*  Universal Stainless & Alloy Products, Inc..........   131,074    3,778,863
#   Wausau Paper Corp..................................   369,974    3,725,638
*   Webco Industries, Inc..............................     9,290      780,360
    Westlake Chemical Corp.............................   170,594   14,908,210
#   Zep, Inc...........................................     1,706       26,597
                                                                  ------------
Total Materials........................................            708,706,644
                                                                  ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     4,900           --
o*  Big 4 Ranch, Inc...................................    73,300           --

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- ---------------
Other -- (Continued)
o*   Concord Camera Corp. Escrow Shares..............    95,952 $            --
o*   First Commerce Bancorp Escrow Shares............    70,003              --
o*   Gerber Scientific, Inc. Escrow Shares...........   525,910              --
o*   Petrocorp, Inc. Escrow Shares...................   102,600              --
                                                                ---------------
Total Other..........................................                        --
                                                                ---------------
Real Estate Investment Trusts -- (0.1%)
     Geo Group, Inc. (The)...........................   170,748       5,875,439
                                                                ---------------
Telecommunication Services -- (0.3%)
#*   Alaska Communications Systems Group, Inc........    26,960          49,606
     Atlantic Tele-Network, Inc......................    14,984         876,714
#*   Boingo Wireless, Inc............................    80,541         492,105
*    Cincinnati Bell, Inc............................   851,428       3,243,941
*    General Communication, Inc. Class A.............   207,440       2,290,138
#*   Hawaiian Telcom Holdco, Inc.....................    10,101         284,848
     HC2 Holdings, Inc...............................    10,700          42,265
     IDT Corp. Class B...............................    19,306         300,980
#*   Iridium Communications, Inc..................... 1,442,170      11,796,951
#*   ORBCOMM, Inc.................................... 1,088,553       6,836,113
*    Premiere Global Services, Inc...................     3,776          49,466
#    Shenandoah Telecommunications Co................       867          24,024
     Spok Holdings, Inc..............................   160,180       2,397,895
#*   Straight Path Communications, Inc. Class B......     9,653          95,275
     Telephone & Data Systems, Inc...................   279,130       6,978,250
                                                                ---------------
Total Telecommunication Services.....................                35,758,571
                                                                ---------------
Utilities -- (0.1%)
#    Atlantic Power Corp.............................    35,369         133,341
#    Consolidated Water Co., Ltd.....................   147,812       1,535,767
*    Dynegy, Inc.....................................    25,897         687,565
#*   Genie Energy, Ltd. Class B......................    32,852         227,665
#    Ormat Technologies, Inc.........................   191,766       4,945,645
     SJW Corp........................................    16,389         439,389
                                                                ---------------
Total Utilities......................................                 7,969,372
                                                                ---------------
TOTAL COMMON STOCKS..................................            10,976,921,683
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares.......................    34,332              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights......    45,703              --
o*   CSF Holding, Inc. Litigation Rights.............    40,500              --
o*   Leap Wireless International, Inc. Contingent
       Value Rights..................................   978,534       2,465,906
o*   LGL Group, Inc. (The) Warrants 08/06/18.........    42,010           1,349
o#*  Magnum Hunter Resources Corp.
        Warrants 04/15/16............................    40,956              --
o#*  PhotoMedex, Inc. Contingent Value Warrants
       12/13/14......................................    10,016              --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14.......     8,282           6,874

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
o*    Unity Bancorp, Inc. Rights 08/08/14..........      51,891 $         3,632
TOTAL RIGHTS/WARRANTS..............................                   2,477,761
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.068%.....................................  15,723,737      15,723,737
                                                                ---------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund............... 200,384,785   2,318,451,961
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,220,851,108)^^.........................             $13,313,575,142
                                                                ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
Common Stocks
   Consumer
     Discretionary...... $ 1,600,929,999 $        6,138   --    $ 1,600,936,137
   Consumer Staples.....     343,313,847             --   --        343,313,847
   Energy...............   1,269,229,304             --   --      1,269,229,304
   Financials...........   2,738,753,288        288,735   --      2,739,042,023
   Health Care..........     630,131,881             --   --        630,131,881
   Industrials..........   2,063,362,498          9,505   --      2,063,372,003
   Information
     Technology.........   1,572,586,462             --   --      1,572,586,462
   Materials............     708,706,644             --   --        708,706,644
   Other................              --             --   --                 --
   Real Estate
     Investment Trusts..       5,875,439             --   --          5,875,439
   Telecommunication
     Services...........      35,758,571             --   --         35,758,571
   Utilities............       7,969,372             --   --          7,969,372
Preferred Stocks
   Other................              --             --   --                 --
Rights/Warrants.........              --      2,477,761   --          2,477,761
Temporary Cash
  Investments...........      15,723,737             --   --         15,723,737
Securities Lending
  Collateral............              --  2,318,451,961   --      2,318,451,961
                         --------------- --------------   --    ---------------
TOTAL................... $10,992,341,042 $2,321,234,100   --    $13,313,575,142
                         =============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (90.5%)

Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A....................  25,370 $   129,894
    Aaron's, Inc.......................................  80,618   2,126,703
#   Abercrombie & Fitch Co. Class A....................  72,012   2,832,952
    Advance Auto Parts, Inc............................  46,700   5,655,837
#*  Aeropostale, Inc...................................  58,751     195,053
    AH Belo Corp. Class A..............................  15,518     163,715
*   Amazon.com, Inc.................................... 117,726  36,847,061
*   Ambassadors Group, Inc.............................   8,122      34,925
#*  AMC Networks, Inc. Class A.........................  58,432   3,498,324
    AMCON Distributing Co..............................     247      19,755
#*  America's Car-Mart, Inc............................   8,261     309,292
*   American Axle & Manufacturing Holdings, Inc........  87,985   1,618,044
#   American Eagle Outfitters, Inc..................... 137,716   1,468,053
#*  American Public Education, Inc.....................  17,979     641,850
*   ANN, Inc...........................................  86,199   3,167,813
*   Apollo Education Group, Inc. Class A............... 167,374   4,674,756
#   Arctic Cat, Inc....................................  12,176     433,466
    Ark Restaurants Corp...............................   2,510      53,488
*   Asbury Automotive Group, Inc.......................  42,405   2,863,610
*   Ascena Retail Group, Inc........................... 165,300   2,654,718
#*  Ascent Capital Group, Inc. Class A.................  14,541     901,251
#   Autoliv, Inc.......................................  73,971   7,360,854
#*  AutoNation, Inc....................................  60,204   3,210,077
*   AutoZone, Inc......................................  11,997   6,202,809
*   Ballantyne Strong, Inc.............................  10,077      38,998
#*  Bally Technologies, Inc............................  27,844   1,675,373
#*  Barnes & Noble, Inc................................  79,193   1,648,798
    Bassett Furniture Industries, Inc..................   7,766     113,228
    Beasley Broadcasting Group, Inc. Class A...........   3,374      20,649
#*  Beazer Homes USA, Inc..............................  11,219     172,212
#   bebe stores, Inc...................................  79,073     222,195
#*  Bed Bath & Beyond, Inc............................. 142,810   9,038,445
*   Belmond, Ltd. Class A..............................  83,221   1,031,940
    Best Buy Co., Inc.................................. 344,917  10,254,382
    Big 5 Sporting Goods Corp..........................  22,121     219,219
    Big Lots, Inc......................................  67,847   2,968,306
#*  Biglari Holdings, Inc..............................   1,548     657,915
*   BJ's Restaurants, Inc..............................  36,363   1,246,160
*   Bloomin' Brands, Inc...............................  68,448   1,340,896
#*  Blue Nile, Inc.....................................   7,692     198,069
#   Blyth, Inc.........................................  11,136      67,373
#   Bob Evans Farms, Inc...............................  26,941   1,279,967
#*  Body Central Corp..................................   9,690       5,048
#   Bon-Ton Stores, Inc. (The).........................  13,310     123,783
*   Books-A-Million, Inc...............................   9,373      20,058
    BorgWarner, Inc....................................  93,998   5,851,375
#   Bowl America, Inc. Class A.........................   1,576      23,049
#*  Boyd Gaming Corp...................................  47,548     523,028
*   Bravo Brio Restaurant Group, Inc...................  16,023     238,743
#*  Bridgepoint Education, Inc.........................  44,168     530,458
    Brinker International, Inc.........................  69,872   3,133,060

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc................................  47,124 $ 1,328,426
    Brunswick Corp.....................................  67,304   2,714,370
#   Buckle, Inc. (The).................................  23,083   1,027,193
*   Buffalo Wild Wings, Inc............................  20,055   2,914,393
*   Build-A-Bear Workshop, Inc.........................  15,237     160,750
#   Burger King Worldwide, Inc.........................   8,327     219,666
#*  Cabela's, Inc......................................  53,932   3,147,472
#   Cablevision Systems Corp. Class A.................. 173,327   3,331,345
#*  Cache, Inc.........................................  12,441      14,556
#*  Caesars Acquisition Co. Class A....................  11,665     134,147
#*  Caesars Entertainment Corp.........................  67,204   1,075,264
#   Callaway Golf Co...................................  90,927     691,045
*   Cambium Learning Group, Inc........................  45,231      88,653
*   Canterbury Park Holding Corp.......................   2,402      22,915
#   Capella Education Co...............................  14,090     901,196
*   Career Education Corp..............................  76,593     391,390
#*  CarMax, Inc........................................  99,996   4,880,805
*   Carmike Cinemas, Inc...............................  24,290     763,678
    Carnival Corp...................................... 101,324   3,669,955
    Carriage Services, Inc.............................  12,876     207,690
*   Carrols Restaurant Group, Inc......................  25,055     188,163
    Carter's, Inc......................................  55,502   4,249,233
#   Cato Corp. (The) Class A...........................  29,828     920,492
*   Cavco Industries, Inc..............................   6,903     492,805
    CBS Corp. Class A..................................   9,684     552,472
    CBS Corp. Class B.................................. 163,005   9,263,574
#*  Central European Media Enterprises, Ltd. Class A...  30,475      79,844
#*  Charles & Colvard, Ltd.............................  17,475      32,678
*   Charter Communications, Inc. Class A...............  57,546   8,892,008
#   Cheesecake Factory, Inc. (The).....................  83,086   3,562,728
    Cherokee, Inc......................................   3,363      56,465
    Chico's FAS, Inc................................... 170,936   2,702,498
#   Children's Place, Inc. (The).......................  28,532   1,432,306
*   Chipotle Mexican Grill, Inc........................  11,700   7,868,250
    Choice Hotels International, Inc...................  49,947   2,342,015
*   Christopher & Banks Corp...........................  23,279     199,035
    Churchill Downs, Inc...............................  17,380   1,503,370
#*  Chuy's Holdings, Inc...............................   4,471     128,094
*   Cinedigm Corp......................................  52,434     119,025
    Cinemark Holdings, Inc............................. 101,535   3,330,348
*   Citi Trends, Inc...................................  17,037     343,296
    Clear Channel Outdoor Holdings, Inc. Class A.......  33,565     253,416
    Coach, Inc......................................... 162,767   5,625,228
*   Coast Distribution System, Inc. (The)..............     890       2,692
*   Cobra Electronics Corp.............................   4,559      18,829
#   Collectors Universe, Inc...........................   3,602      72,112
    Columbia Sportswear Co.............................  30,427   2,274,723
    Comcast Corp. Class A.............................. 972,109  52,231,417
    Comcast Corp. Special Class A...................... 205,243  10,974,343
#*  Conn's, Inc........................................  29,186   1,167,440
    Cooper Tire & Rubber Co............................  58,165   1,680,387
    Core-Mark Holding Co., Inc.........................  23,602   1,114,014
#*  Corinthian Colleges, Inc...........................  82,909      17,411

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
#    Cracker Barrel Old Country Store, Inc..............  38,809 $ 3,762,921
*    Crocs, Inc.........................................  96,113   1,525,313
#*   Crown Media Holdings, Inc. Class A.................  16,884      57,068
     CSS Industries, Inc................................   2,658      65,626
#    CST Brands, Inc.................................... 102,762   3,435,334
#    CTC Media, Inc.....................................  93,618     905,286
     Culp, Inc..........................................  10,739     194,591
*    Cumulus Media, Inc. Class A........................  66,466     344,294
#    Dana Holding Corp.................................. 224,811   5,031,270
#    Darden Restaurants, Inc............................ 106,424   4,975,322
#*   Deckers Outdoor Corp...............................  31,488   2,787,003
*    Del Frisco's Restaurant Group, Inc.................   9,815     209,256
#*   dELiA*s, Inc.......................................   2,914       1,792
     Delphi Automotive P.L.C............................ 131,466   8,781,929
#*   Delta Apparel, Inc.................................   6,441      82,960
     Destination Maternity Corp.........................  10,940     208,188
#*   Destination XL Group, Inc..........................  50,786     271,705
     DeVry Education Group, Inc.........................  68,646   2,743,781
*    DGSE Cos., Inc.....................................   3,733       5,786
     Dick's Sporting Goods, Inc.........................  37,524   1,595,896
     Dillard's, Inc. Class A............................  42,148   5,024,885
     DineEquity, Inc....................................  20,561   1,666,469
*    DIRECTV............................................ 130,949  11,268,161
*    Discovery Communications, Inc. Class A.............  36,788   3,134,705
*    Discovery Communications, Inc. Class B.............   1,400     119,574
#*   Discovery Communications, Inc. Class C.............  22,092   1,857,937
*    DISH Network Corp. Class A......................... 101,422   6,273,965
*    Dixie Group, Inc. (The)............................   4,689      39,341
*    Dollar General Corp................................ 201,729  11,141,493
*    Dollar Tree, Inc................................... 102,483   5,582,249
     Domino's Pizza, Inc................................  45,406   3,269,232
#*   Dorman Products, Inc...............................  42,380   1,838,444
*    Dover Downs Gaming & Entertainment, Inc............   8,520      10,735
     Dover Motorsports, Inc.............................   3,182       8,846
     DR Horton, Inc..................................... 219,609   4,545,906
#*   DreamWorks Animation SKG, Inc. Class A.............  78,702   1,574,040
     Drew Industries, Inc...............................  26,931   1,211,895
     DSW, Inc. Class A..................................  74,048   1,968,936
#    Dunkin' Brands Group, Inc.......................... 172,151   7,378,392
#*   Education Management Corp..........................  52,147      67,270
     Educational Development Corp.......................   1,932       9,274
     Einstein Noah Restaurant Group, Inc................  23,412     354,224
*    Emerson Radio Corp.................................  14,810      23,844
#*   Entercom Communications Corp. Class A..............  23,008     217,426
     Entravision Communications Corp. Class A...........  41,298     230,856
     Escalade, Inc......................................   9,623     153,006
#    Ethan Allen Interiors, Inc.........................  20,924     479,578
#*   EW Scripps Co. (The) Class A.......................  41,271     894,755
     Expedia, Inc.......................................  69,202   5,496,023
*    Express, Inc.......................................  67,193   1,045,523
o#*  FAB Universal Corp.................................  12,591      14,492
     Family Dollar Stores, Inc..........................  40,299   3,012,350
#*   Famous Dave's Of America, Inc......................   4,605     114,803

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Federal-Mogul Holdings Corp........................    85,960 $ 1,370,202
*   Fiesta Restaurant Group, Inc.......................    20,010     908,054
    Finish Line, Inc. (The) Class A....................    55,892   1,469,401
#*  Five Below, Inc....................................    11,573     423,803
*   Flanigan's Enterprises, Inc........................       300       4,467
    Flexsteel Industries, Inc..........................     3,267      98,859
    Foot Locker, Inc...................................   158,387   7,528,134
    Ford Motor Co...................................... 1,446,486  24,619,192
*   Fossil Group, Inc..................................    33,549   3,287,802
#   Fred's, Inc. Class A...............................    30,384     480,979
    Frisch's Restaurants, Inc..........................     2,853      67,473
#*  FTD Cos., Inc......................................    20,678     681,133
#*  Fuel Systems Solutions, Inc........................    18,605     195,352
*   Full House Resorts, Inc............................     8,200      11,562
#*  G-III Apparel Group, Ltd...........................    19,132   1,485,982
*   Gaiam, Inc. Class A................................     8,701      57,253
#   GameStop Corp. Class A.............................   118,086   4,956,069
#*  Gaming Partners International Corp.................     4,515      39,010
    Gannett Co., Inc...................................   207,876   6,801,703
    Gap, Inc. (The)....................................   247,999   9,947,240
#   Garmin, Ltd........................................   129,864   7,147,715
#*  Geeknet, Inc.......................................     3,235      38,594
    General Motors Co..................................   439,969  14,879,752
*   Genesco, Inc.......................................    27,129   2,069,129
#   Gentex Corp........................................   140,309   4,054,930
*   Gentherm, Inc......................................    36,001   1,506,642
    Genuine Parts Co...................................    65,152   5,395,889
    GNC Holdings, Inc. Class A.........................   103,249   3,387,600
    Goodyear Tire & Rubber Co. (The)...................   176,393   4,439,812
#   Gordmans Stores, Inc...............................     9,185      33,250
    Graham Holdings Co. Class B........................     7,010   4,807,107
*   Grand Canyon Education, Inc........................    45,689   1,964,627
#*  Gray Television, Inc...............................    63,627     774,977
#*  Gray Television, Inc. Class A......................       600       5,736
#   Group 1 Automotive, Inc............................    30,049   2,221,222
#*  Groupon, Inc.......................................   459,287   2,971,587
#   Guess?, Inc........................................    78,673   2,046,285
    H&R Block, Inc.....................................   172,262   5,534,778
#*  Hampshire Group, Ltd...............................       689       2,480
    Hanesbrands, Inc...................................    68,346   6,678,088
    Harley-Davidson, Inc...............................   116,189   7,182,804
    Harman International Industries, Inc...............    58,831   6,386,105
    Harte-Hanks, Inc...................................    57,135     374,806
#   Hasbro, Inc........................................    65,097   3,252,246
    Haverty Furniture Cos., Inc........................    19,358     430,328
    Haverty Furniture Cos., Inc. Class A...............     1,608      35,794
*   Helen of Troy, Ltd.................................    32,270   1,730,640
*   hhgregg, Inc.......................................    27,171     193,186
#*  Hibbett Sports, Inc................................    20,630   1,029,643
*   Hollywood Media Corp...............................     3,425       4,316
    Home Depot, Inc. (The).............................   580,647  46,945,310
#*  HomeAway, Inc......................................    58,166   2,019,524
    Hooker Furniture Corp..............................     9,849     143,007

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Hovnanian Enterprises, Inc. Class A................  11,285 $    45,140
    HSN, Inc...........................................  67,115   3,751,057
*   Hyatt Hotels Corp. Class A.........................  32,938   1,937,743
#*  Iconix Brand Group, Inc............................  60,513   2,555,464
    International Game Technology...................... 213,851   3,620,497
#   International Speedway Corp. Class A...............  27,401     830,798
    Interpublic Group of Cos., Inc. (The).............. 240,891   4,747,962
#   Interval Leisure Group, Inc........................  49,216   1,042,395
#*  iRobot Corp........................................  22,770     737,065
#*  Isle of Capri Casinos, Inc.........................  34,443     272,444
#*  ITT Educational Services, Inc......................   8,984     127,842
    Jack in the Box, Inc...............................  57,560   3,291,856
#   JAKKS Pacific, Inc.................................  12,915      80,590
*   Jarden Corp........................................  49,450   2,764,255
#*  JC Penney Co., Inc................................. 124,572   1,168,485
    John Wiley & Sons, Inc. Class A....................  46,295   2,781,867
#   John Wiley & Sons, Inc. Class B....................   4,638     280,228
    Johnson Controls, Inc.............................. 217,303  10,265,394
#   Johnson Outdoors, Inc. Class A.....................   8,183     188,700
*   Journal Communications, Inc. Class A...............  44,742     486,793
*   K12, Inc...........................................  29,920     697,435
*   Kate Spade & Co....................................  99,640   3,769,381
#   KB Home............................................  62,897   1,025,221
#*  Kirkland's, Inc....................................  14,248     268,005
#   Kohl's Corp........................................ 253,655  13,580,689
*   Kona Grill, Inc....................................   4,321      79,636
    Koss Corp..........................................   1,533       4,032
#*  Krispy Kreme Doughnuts, Inc........................  52,657     806,179
    L Brands, Inc...................................... 126,640   7,341,321
    La-Z-Boy, Inc......................................  47,258     994,308
*   Lakeland Industries, Inc...........................   3,968      24,403
#   Lamar Advertising Co. Class A......................  98,178   4,923,627
#*  Lands' End, Inc....................................  22,424     789,101
    Las Vegas Sands Corp............................... 186,495  13,772,656
*   Lazare Kaplan International, Inc...................   1,600       2,640
*   LeapFrog Enterprises, Inc..........................  41,946     302,850
    Lear Corp..........................................  81,440   7,669,205
*   Learning Tree International, Inc...................   6,151      14,639
#*  Lee Enterprises, Inc...............................  20,446      77,695
#   Leggett & Platt, Inc............................... 116,283   3,814,082
#   Lennar Corp. Class A............................... 110,902   4,017,979
    Lennar Corp. Class B...............................  17,482     534,949
#*  Libbey, Inc........................................  46,264   1,204,715
#*  Liberty Global P.L.C. Class A......................  53,944   2,244,070
*   Liberty Global P.L.C. Class B......................     488      21,877
*   Liberty Global P.L.C. Class C...................... 173,794   6,950,022
*   Liberty Interactive Corp. Class A.................. 360,336  10,107,425
*   Liberty Interactive Corp. Class B..................   6,948     194,544
*   Liberty Media Corp................................. 137,816   6,477,352
*   Liberty Media Corp. Class A........................  66,516   3,129,578
*   Liberty Media Corp. Class B........................   2,392     119,026
*   Liberty Ventures Series A..........................  71,392   4,937,471
*   Liberty Ventures Series B..........................     694      50,672

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Life Time Fitness, Inc.............................  47,155 $ 1,855,549
#   Lifetime Brands, Inc...............................  10,549     179,333
*   LIN Media LLC Class A..............................  33,177     856,298
#   Lincoln Educational Services Corp..................  13,802      50,929
#   Lions Gate Entertainment Corp......................  56,390   1,736,812
    Lithia Motors, Inc. Class A........................  28,734   2,553,016
*   Live Nation Entertainment, Inc..................... 205,595   4,771,860
*   LKQ Corp........................................... 152,344   3,984,557
*   Loral Space & Communications, Inc..................  14,301   1,033,962
    Lowe's Cos., Inc................................... 430,863  20,616,795
*   Luby's, Inc........................................  19,164      96,203
#*  Lululemon Athletica, Inc...........................  34,553   1,329,254
#*  Lumber Liquidators Holdings, Inc...................  22,193   1,203,304
*   M/I Homes, Inc.....................................  26,103     537,200
    Macy's, Inc........................................ 207,226  11,975,591
*   Madison Square Garden Co. (The) Class A............  62,809   3,727,086
    Marcus Corp. (The).................................  15,379     271,747
#   Marine Products Corp...............................  20,779     176,414
#*  MarineMax, Inc.....................................  24,136     402,347
#   Marriott International, Inc. Class A............... 110,070   7,122,630
*   Marriott Vacations Worldwide Corp..................  19,508   1,122,685
#*  Martha Stewart Living Omnimedia, Inc. Class A......  35,026     157,967
    Mattel, Inc........................................ 102,700   3,638,147
#   Matthews International Corp. Class A...............  30,220   1,314,281
#*  Mattress Firm Holding Corp.........................   1,120      52,192
*   McClatchy Co. (The) Class A........................  50,664     244,707
    McDonald's Corp.................................... 454,169  42,946,221
#   MDC Holdings, Inc..................................  58,104   1,567,065
#*  Media General, Inc. Class A........................  15,715     316,814
    Men's Wearhouse, Inc. (The)........................  47,117   2,370,927
#   Meredith Corp......................................  39,277   1,803,600
*   Meritage Homes Corp................................  46,712   1,789,070
*   MGM Resorts International.......................... 373,245  10,017,896
*   Michael Kors Holdings, Ltd......................... 110,607   9,012,258
*   Modine Manufacturing Co............................  57,617     793,386
*   Mohawk Industries, Inc.............................  54,493   6,799,092
*   Monarch Casino & Resort, Inc.......................  15,093     188,361
#   Monro Muffler Brake, Inc...........................  31,702   1,610,145
    Morningstar, Inc...................................  37,240   2,525,244
*   Motorcar Parts of America, Inc.....................  12,654     281,678
    Movado Group, Inc..................................  18,085     740,219
*   MTR Gaming Group, Inc..............................  15,484      71,226
*   Multimedia Games Holding Co., Inc..................   8,600     207,432
*   Murphy USA, Inc....................................  40,215   1,987,425
    NACCO Industries, Inc. Class A.....................   6,164     293,961
#*  Nathan's Famous, Inc...............................   2,974     147,838
    National CineMedia, Inc............................  58,447     938,659
#*  Nautilus, Inc......................................  26,942     268,342
*   Netflix, Inc.......................................  14,737   6,229,625
#*  Nevada Gold & Casinos, Inc.........................     700         819
*   New York & Co., Inc................................  53,002     178,617
#   New York Times Co. (The) Class A................... 131,448   1,641,786
    Newell Rubbermaid, Inc............................. 142,092   4,615,148

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   News Corp. Class A................................. 169,493 $ 2,991,551
#*  News Corp. Class B.................................  76,093   1,309,561
#   Nexstar Broadcasting Group, Inc. Class A...........  17,890     833,495
    NIKE, Inc. Class B................................. 241,842  18,653,273
*   Nobility Homes, Inc................................   1,105      12,708
    Nordstrom, Inc..................................... 121,611   8,419,130
#*  Norwegian Cruise Line Holdings, Ltd................  22,146     725,946
#   Nutrisystem, Inc...................................  27,971     448,935
*   NVR, Inc...........................................   3,414   3,845,734
*   O'Reilly Automotive, Inc...........................  69,214  10,382,100
#*  Office Depot, Inc.................................. 481,001   2,409,815
    Omnicom Group, Inc.................................  95,086   6,655,069
*   Orbitz Worldwide, Inc.............................. 122,437   1,083,567
#*  Outerwall, Inc.....................................  20,260   1,114,705
*   Overstock.com, Inc.................................   9,836     159,835
#   Oxford Industries, Inc.............................  15,589     928,637
*   P&F Industries, Inc. Class A.......................     504       4,057
#*  Pacific Sunwear of California, Inc.................  44,547      90,430
#*  Panera Bread Co. Class A...........................  23,917   3,522,974
    Papa John's International, Inc.....................  45,131   1,881,511
#*  Penn National Gaming, Inc..........................  78,352     821,129
    Penske Automotive Group, Inc.......................  93,466   4,341,496
*   Pep Boys-Manny, Moe & Jack (The)...................  47,946     507,269
*   Perfumania Holdings, Inc...........................   2,203      14,319
#*  Perry Ellis International, Inc.....................  13,637     250,921
#   PetMed Express, Inc................................  14,214     194,732
#   PetSmart, Inc......................................  32,817   2,236,150
    Pier 1 Imports, Inc................................  82,564   1,243,414
#*  Pinnacle Entertainment, Inc........................  36,695     799,951
    Polaris Industries, Inc............................  42,836   6,320,023
    Pool Corp..........................................  42,264   2,314,377
*   Popeyes Louisiana Kitchen, Inc.....................  23,486     946,486
*   Premier Exhibitions, Inc...........................   8,500       6,035
*   Priceline Group, Inc. (The)........................  18,427  22,894,626
    PulteGroup, Inc.................................... 282,470   4,985,595
    PVH Corp...........................................  52,077   5,737,844
*   QEP Co., Inc.......................................     352       6,516
#*  Quiksilver, Inc.................................... 164,480     491,795
#*  Radio One, Inc. Class D............................  16,485      72,039
#*  RadioShack Corp....................................  72,896      45,196
    Ralph Lauren Corp..................................  15,909   2,479,577
*   Reading International, Inc. Class A................   5,859      47,048
#*  Red Lion Hotels Corp...............................  13,744      75,317
*   Red Robin Gourmet Burgers, Inc.....................  17,778   1,144,192
#   Regal Entertainment Group Class A.................. 106,541   2,073,288
#   Regis Corp.........................................  51,358     715,417
#   Rent-A-Center, Inc.................................  52,497   1,256,778
#*  Rentrak Corp.......................................   4,450     220,898
    RG Barry Corp......................................   7,819     147,701
*   Rick's Cabaret International, Inc..................   7,842      86,889
    Rocky Brands, Inc..................................   5,087      76,712
    Ross Stores, Inc................................... 135,898   8,751,831
    Royal Caribbean Cruises, Ltd....................... 174,781  10,425,687

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Ruby Tuesday, Inc..................................    54,383 $   326,842
    Ruth's Hospitality Group, Inc......................    43,286     491,296
#   Ryland Group, Inc. (The)...........................    39,522   1,268,656
#   Saga Communications, Inc. Class A..................     1,544      55,584
#   Salem Communications Corp. Class A.................    12,181     106,097
*   Sally Beauty Holdings, Inc.........................   139,675   3,624,566
#   Scholastic Corp....................................    19,372     686,156
#*  Scientific Games Corp. Class A.....................    76,458     652,951
    Scripps Networks Interactive, Inc. Class A.........    67,492   5,562,016
#*  Sears Holdings Corp................................    74,551   2,844,121
    SeaWorld Entertainment, Inc........................     7,940     221,129
#*  Select Comfort Corp................................    61,865   1,249,673
    Service Corp. International........................   219,107   4,601,247
*   Shiloh Industries, Inc.............................    17,372     295,324
    Shoe Carnival, Inc.................................    19,687     350,429
#*  Shutterfly, Inc....................................    30,034   1,481,277
    Signet Jewelers, Ltd...............................    66,470   6,765,981
#   Sinclair Broadcast Group, Inc. Class A.............    60,866   1,966,580
#*  Sirius XM Holdings, Inc............................ 1,257,082   4,248,937
    Six Flags Entertainment Corp.......................    86,917   3,321,968
*   Sizmek, Inc........................................    27,927     253,856
*   Skechers U.S.A., Inc. Class A......................    36,498   1,904,101
#*  Skullcandy, Inc....................................    20,041     135,477
*   Skyline Corp.......................................     4,311      20,305
#*  Smith & Wesson Holding Corp........................     8,213     101,431
#   Sonic Automotive, Inc. Class A.....................    48,920   1,189,734
#*  Sonic Corp.........................................    62,894   1,298,761
    Sotheby's..........................................    54,981   2,179,997
*   Spanish Broadcasting System, Inc. Class A..........     1,868      10,069
    Spartan Motors, Inc................................    27,734     119,256
#   Speedway Motorsports, Inc..........................    32,195     561,481
*   Sport Chalet, Inc. Class A.........................     2,817       3,183
*   Sport Chalet, Inc. Class B.........................       238         268
o*  Spy, Inc...........................................       335         365
#   Stage Stores, Inc..................................    33,066     595,849
    Standard Motor Products, Inc.......................    25,943     935,245
#*  Standard Pacific Corp..............................   181,404   1,367,786
*   Stanley Furniture Co., Inc.........................     8,749      22,660
#   Staples, Inc.......................................   498,964   5,782,993
    Starbucks Corp.....................................   279,084  21,679,245
    Starwood Hotels & Resorts Worldwide, Inc...........    78,916   6,063,905
#*  Starz..............................................   100,881   2,876,117
*   Starz Class B......................................     2,392      70,564
    Stein Mart, Inc....................................    36,882     478,728
*   Steiner Leisure, Ltd...............................    13,905     554,949
*   Steven Madden, Ltd.................................    65,150   2,075,027
*   Stoneridge, Inc....................................    29,966     328,727
    Strattec Security Corp.............................     2,038     128,048
*   Strayer Education, Inc.............................     7,617     394,713
#   Sturm Ruger & Co., Inc.............................     9,700     484,612
#   Superior Industries International, Inc.............    21,344     399,346
    Superior Uniform Group, Inc........................     5,000     103,750
#   Sypris Solutions, Inc..............................    12,624      59,838

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Systemax, Inc......................................  27,440 $   375,105
    Tandy Leather Factory, Inc.........................   1,146      10,704
    Target Corp........................................ 213,581  12,727,292
*   Taylor Morrison Home Corp. Class A.................  15,143     269,243
#*  Tempur Sealy International, Inc....................  54,269   2,969,057
*   Tenneco, Inc.......................................  52,848   3,366,418
#*  Tesla Motors, Inc..................................  35,679   7,967,121
    Texas Roadhouse, Inc...............................  84,649   2,106,067
    Thor Industries, Inc...............................  51,739   2,740,615
    Tiffany & Co.......................................  53,058   5,178,991
    Time Warner Cable, Inc.............................  96,502  14,002,440
    Time Warner, Inc................................... 318,327  26,427,508
*   Time, Inc..........................................  39,788     958,897
    TJX Cos., Inc. (The)............................... 326,440  17,395,988
*   Toll Brothers, Inc................................. 132,025   4,315,897
*   Tower International, Inc...........................  18,229     574,213
    Town Sports International Holdings, Inc............  17,552      80,739
    Tractor Supply Co..................................  80,004   4,973,849
    Trans World Entertainment Corp.....................     200         720
#*  TripAdvisor, Inc...................................  45,452   4,310,668
*   TRW Automotive Holdings Corp....................... 119,251  12,198,185
#*  Tuesday Morning Corp...............................  27,700     455,942
#   Tupperware Brands Corp.............................  44,341   3,227,138
    Twenty-First Century Fox, Inc. Class A............. 450,943  14,285,874
    Twenty-First Century Fox, Inc. Class B............. 197,392   6,249,431
*   Ulta Salon Cosmetics & Fragrance, Inc..............  31,323   2,892,053
#*  Under Armour, Inc. Class A.........................  60,160   4,015,680
*   Unifi, Inc.........................................  15,429     441,887
*   Universal Electronics, Inc.........................  15,486     737,598
#   Universal Technical Institute, Inc.................  16,908     202,389
#*  UQM Technologies, Inc..............................  12,948      21,235
*   Urban Outfitters, Inc.............................. 103,347   3,692,588
*   US Auto Parts Network, Inc.........................  14,602      47,895
    Vail Resorts, Inc..................................  40,701   3,072,925
#   Value Line, Inc....................................   2,920      48,764
#*  Valuevision Media, Inc. Class A....................  36,640     167,811
    VF Corp............................................ 121,308   7,432,541
    Viacom, Inc. Class A...............................   7,238     601,767
    Viacom, Inc. Class B............................... 148,356  12,264,591
*   Visteon Corp.......................................  47,524   4,538,542
#*  Vitacost.com, Inc..................................   1,340      10,693
*   Vitamin Shoppe, Inc................................  26,471   1,128,988
*   VOXX International Corp............................  20,275     200,925
    Walt Disney Co. (The).............................. 467,408  40,140,999
#   Weight Watchers International, Inc.................  38,632     837,928
*   Wells-Gardner Electronics Corp.....................   2,858       3,487
    Wendy's Co. (The).................................. 527,208   4,296,745
*   West Marine, Inc...................................  17,350     148,863
#*  Wet Seal, Inc. (The) Class A.......................  78,804      72,665
#   Weyco Group, Inc...................................   6,018     156,227
    Whirlpool Corp.....................................  75,697  10,797,420
*   William Lyon Homes Class A.........................     871      21,444
    Williams-Sonoma, Inc...............................  79,870   5,356,881

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
    Winmark Corp......................................     2,493 $      163,217
#*  Winnebago Industries, Inc.........................    22,227        522,334
#   Wolverine World Wide, Inc.........................    82,445      2,000,116
#   World Wrestling Entertainment, Inc. Class A.......    25,048        312,599
    Wyndham Worldwide Corp............................   114,420      8,644,431
    Wynn Resorts, Ltd.................................    31,740      6,766,968
    Yum! Brands, Inc..................................   202,816     14,075,430
*   Zagg, Inc.........................................    15,716         80,309
*   Zumiez, Inc.......................................    32,563        906,880
                                                                 --------------
Total Consumer Discretionary..........................            1,436,992,670
                                                                 --------------
Consumer Staples -- (6.8%)
    Alico, Inc........................................     5,837        215,444
*   Alliance One International, Inc...................    82,516        187,311
    Altria Group, Inc.................................   868,811     35,273,727
    Andersons, Inc. (The).............................    30,261      1,634,699
#*  Annie's, Inc......................................     9,443        275,547
    Archer-Daniels-Midland Co.........................   185,235      8,594,904
#   Avon Products, Inc................................   123,718      1,633,078
#   B&G Foods, Inc....................................    56,922      1,597,801
*   Boston Beer Co., Inc. (The) Class A...............     7,251      1,598,120
#*  Boulder Brands, Inc...............................    48,729        553,074
*   Bridgford Foods Corp..............................     2,501         19,870
    Brown-Forman Corp. Class A........................    20,568      1,772,962
    Brown-Forman Corp. Class B........................    55,147      4,778,488
    Bunge, Ltd........................................    88,523      6,979,153
    Cal-Maine Foods, Inc..............................    21,474      1,528,949
    Calavo Growers, Inc...............................    10,601        365,628
#   Campbell Soup Co..................................   182,789      7,602,195
#   Casey's General Stores, Inc.......................    38,404      2,541,193
    CCA Industries, Inc...............................     3,400         11,968
*   Central Garden and Pet Co.........................    11,250        103,388
*   Central Garden and Pet Co. Class A................    36,322        338,884
#*  Chefs' Warehouse, Inc. (The)......................     6,220        109,285
#*  Chiquita Brands International, Inc................    47,834        458,728
    Church & Dwight Co., Inc..........................    55,460      3,559,423
#   Clorox Co. (The)..................................    80,859      7,024,221
    Coca-Cola Bottling Co. Consolidated...............     6,560        458,019
    Coca-Cola Co. (The)............................... 1,466,952     57,636,544
    Coca-Cola Enterprises, Inc........................   226,430     10,291,243
#*  Coffee Holding Co., Inc...........................       300          1,875
    Colgate-Palmolive Co..............................   404,597     25,651,450
    ConAgra Foods, Inc................................   235,672      7,100,797
*   Constellation Brands, Inc. Class A................   132,407     11,024,207
*   Constellation Brands, Inc. Class B................     3,160        262,912
    Costco Wholesale Corp.............................   153,073     17,992,200
#*  Craft Brew Alliance, Inc..........................    13,301        149,237
#*  Crimson Wine Group, Ltd...........................    15,327        144,074
    CVS Caremark Corp.................................   420,555     32,113,580
*   Darling Ingredients, Inc..........................   131,122      2,454,604
#   Dean Foods Co.....................................    86,737      1,328,811
*   Diamond Foods, Inc................................    12,571        337,657
    Dr Pepper Snapple Group, Inc......................   111,211      6,534,758

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
#*  Elizabeth Arden, Inc...............................  22,020 $   454,273
    Energizer Holdings, Inc............................  47,755   5,480,364
    Estee Lauder Cos., Inc. (The) Class A.............. 106,305   7,809,165
*   Farmer Bros. Co....................................  14,048     287,563
#   Flowers Foods, Inc................................. 166,319   3,175,030
#   Fresh Del Monte Produce, Inc.......................  58,075   1,738,766
#*  Fresh Market, Inc. (The)...........................  19,067     570,675
    General Mills, Inc................................. 206,507  10,356,326
    Golden Enterprises, Inc............................   3,860      15,710
#*  Hain Celestial Group, Inc. (The)...................  36,126   3,088,773
#   Herbalife, Ltd.....................................  59,513   3,118,481
    Hershey Co. (The)..................................  72,241   6,368,044
    Hillshire Brands Co. (The)......................... 110,710   6,949,267
    Hormel Foods Corp.................................. 103,193   4,670,515
*   IGI Laboratories, Inc..............................     921       4,854
    Ingles Markets, Inc. Class A.......................  12,818     314,297
    Ingredion, Inc.....................................  79,007   5,817,285
    Inter Parfums, Inc.................................  29,298     765,557
*   Inventure Foods, Inc...............................   1,478      17,810
    J&J Snack Foods Corp...............................  14,785   1,331,981
    JM Smucker Co. (The)...............................  79,826   7,953,863
#   John B. Sanfilippo & Son, Inc......................   5,956     157,536
    Kellogg Co.........................................  93,571   5,598,353
#   Keurig Green Mountain, Inc.........................  47,520   5,668,186
    Kimberly-Clark Corp................................ 173,420  18,013,135
    Kraft Foods Group, Inc............................. 240,199  12,871,063
    Kroger Co. (The)................................... 177,336   8,685,917
#   Lancaster Colony Corp..............................  31,085   2,715,275
#*  Lifeway Foods, Inc.................................   3,699      46,201
#   Limoneira Co.......................................     244       5,380
    Lorillard, Inc.....................................  99,950   6,044,976
*   Mannatech, Inc.....................................     740       9,095
    McCormick & Co., Inc.(579780107)...................   3,498     230,868
    McCormick & Co., Inc.(579780206)...................  44,702   2,940,498
    Mead Johnson Nutrition Co.......................... 100,447   9,184,874
#*  Medifast, Inc......................................  19,318     554,620
    MGP Ingredients, Inc...............................  10,602      85,346
#   Molson Coors Brewing Co. Class A...................   1,162      78,656
    Molson Coors Brewing Co. Class B................... 116,616   7,875,078
    Mondelez International, Inc. Class A............... 492,660  17,735,760
*   Monster Beverage Corp.............................. 107,227   6,858,239
*   National Beverage Corp.............................  20,329     348,439
#*  Natural Alternatives International, Inc............   2,740      14,878
#   Nature's Sunshine Products, Inc....................     200       3,088
    Nu Skin Enterprises, Inc. Class A..................  29,862   1,752,601
*   Nutraceutical International Corp...................   9,876     227,938
#   Oil-Dri Corp. of America...........................   4,211     122,835
*   Omega Protein Corp.................................  17,258     241,957
    Orchids Paper Products Co..........................   3,281      86,618
*   Pantry, Inc. (The).................................  22,472     402,474
    PepsiCo, Inc....................................... 675,232  59,487,939
    Philip Morris International, Inc................... 460,128  37,735,097
*   Pilgrim's Pride Corp............................... 135,481   3,788,049

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
#*  Post Holdings, Inc.................................  43,983 $  1,975,716
#   Pricesmart, Inc....................................  16,564    1,363,217
#*  Primo Water Corp...................................   5,500       25,520
    Procter & Gamble Co. (The)......................... 655,390   50,674,755
    Reliv International, Inc...........................   2,740        3,699
#*  Revlon, Inc. Class A...............................  31,659      965,600
    Reynolds American, Inc............................. 142,019    7,931,761
*   Rite Aid Corp...................................... 755,659    5,055,359
    Rocky Mountain Chocolate Factory, Inc..............   3,966       50,765
    Safeway, Inc....................................... 213,913    7,371,442
#   Sanderson Farms, Inc...............................  37,613    3,426,168
*   Seaboard Corp......................................     540    1,540,080
*   Seneca Foods Corp. Class A.........................   7,423      212,446
*   Seneca Foods Corp. Class B.........................   1,493       45,387
    Snyder's-Lance, Inc................................  69,639    1,727,744
    SpartanNash Co.....................................  35,249      738,819
    Spectrum Brands Holdings, Inc......................  54,708    4,562,647
#*  SUPERVALU, Inc.....................................  55,794      511,631
*   Susser Holdings Corp...............................  20,501    1,643,565
    Sysco Corp......................................... 194,413    6,938,600
*   Tofutti Brands, Inc................................     456        1,947
#   Tootsie Roll Industries, Inc.......................  25,812      679,630
*   TreeHouse Foods, Inc...............................  38,795    2,851,432
    Tyson Foods, Inc. Class A.......................... 210,250    7,823,402
*   United Natural Foods, Inc..........................  34,745    2,036,752
    United-Guardian, Inc...............................   1,741       44,465
#   Universal Corp.....................................  21,805    1,132,334
#*  USANA Health Sciences, Inc.........................   9,599      612,896
#   Vector Group, Ltd..................................  58,663    1,204,351
    Village Super Market, Inc. Class A.................   4,375      102,900
    Wal-Mart Stores, Inc............................... 673,160   49,531,113
    Walgreen Co........................................ 278,962   19,184,217
    WD-40 Co...........................................  13,120      875,891
    Weis Markets, Inc..................................  23,496    1,002,339
*   WhiteWave Foods Co. (The) Class A.................. 105,922    3,155,416
    Whole Foods Market, Inc............................ 110,858    4,236,993
                                                                ------------
Total Consumer Staples.................................          733,340,575
                                                                ------------
Energy -- (9.6%)
*   Abraxas Petroleum Corp.............................   3,201       16,325
    Adams Resources & Energy, Inc......................   3,234      211,310
    Alon USA Energy, Inc...............................  55,668      715,334
#*  Alpha Natural Resources, Inc....................... 222,776      755,211
    Anadarko Petroleum Corp............................ 248,454   26,547,310
    Apache Corp........................................ 148,142   15,208,258
#*  Approach Resources, Inc............................  32,109      675,573
#   Arch Coal, Inc..................................... 182,324      541,502
#*  Atwood Oceanics, Inc...............................  66,417    3,197,979
    Baker Hughes, Inc.................................. 160,344   11,026,857
*   Barnwell Industries, Inc...........................   4,663       14,269
*   Basic Energy Services, Inc.........................  65,382    1,568,514
#*  Bill Barrett Corp..................................  51,882    1,245,687
*   BioFuel Energy Corp................................     530        4,722

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Bolt Technology Corp...............................     7,091 $    121,043
*   Bonanza Creek Energy, Inc..........................    48,576    2,723,171
#*  BPZ Resources, Inc.................................    97,710      256,000
#   Bristow Group, Inc.................................    33,119    2,363,703
#*  C&J Energy Services, Inc...........................    61,221    1,834,181
    Cabot Oil & Gas Corp...............................   256,608    8,455,234
#*  Cal Dive International, Inc........................    72,892       79,452
*   Callon Petroleum Co................................    59,279      585,677
*   Cameron International Corp.........................    86,194    6,112,017
#   CARBO Ceramics, Inc................................    26,027    3,241,403
*   Carrizo Oil & Gas, Inc.............................    62,174    3,818,105
*   Cheniere Energy, Inc...............................   139,133    9,845,051
    Chesapeake Energy Corp.............................   591,897   15,608,324
    Chevron Corp.......................................   731,435   94,530,659
    Cimarex Energy Co..................................    88,206   12,262,398
#*  Clayton Williams Energy, Inc.......................    15,787    1,679,895
#*  Clean Energy Fuels Corp............................    54,100      538,836
#*  Cloud Peak Energy, Inc.............................    70,350    1,089,018
*   Cobalt International Energy, Inc...................   123,680    1,981,354
#   Comstock Resources, Inc............................    44,876    1,061,766
*   Concho Resources, Inc..............................    90,010   12,673,408
    ConocoPhillips.....................................   605,081   49,919,182
    CONSOL Energy, Inc.................................   172,926    6,712,987
*   Contango Oil & Gas Co..............................    16,549      665,766
#*  Continental Resources, Inc.........................    19,729    2,895,823
#   Core Laboratories NV...............................    27,972    4,095,940
#   CVR Energy, Inc....................................    17,450      821,546
#   Dawson Geophysical Co..............................     8,468      212,547
    Delek US Holdings, Inc.............................    70,236    2,052,296
#   Denbury Resources, Inc.............................   277,808    4,708,846
    Devon Energy Corp..................................   143,902   10,864,601
    DHT Holdings, Inc..................................     4,917       32,551
#   Diamond Offshore Drilling, Inc.....................    74,831    3,501,342
#*  Diamondback Energy, Inc............................    17,800    1,463,694
*   Dresser-Rand Group, Inc............................    71,667    4,264,903
*   Dril-Quip, Inc.....................................    32,784    3,303,644
#*  Emerald Oil, Inc...................................    63,636      467,088
#*  Endeavour International Corp.......................    30,906       43,577
    Energen Corp.......................................    59,921    4,891,351
    Energy XXI Bermuda, Ltd............................    98,756    1,971,170
*   ENGlobal Corp......................................    13,200       36,828
    EnLink Midstream LLC...............................    37,902    1,448,235
    EOG Resources, Inc.................................   235,558   25,779,468
    EQT Corp...........................................    54,509    5,114,034
*   Era Group, Inc.....................................    20,356      545,541
*   Escalera Resources Co..............................     6,980       15,496
    Evolution Petroleum Corp...........................     8,344       88,530
#   Exterran Holdings, Inc.............................    59,646    2,520,043
    Exxon Mobil Corp................................... 1,886,883  186,688,204
#*  FieldPoint Petroleum Corp..........................     4,233       21,123
*   FMC Technologies, Inc..............................    98,550    5,991,840
#*  Forest Oil Corp....................................    21,506       43,872
*   Forum Energy Technologies, Inc.....................    14,838      493,957

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    GasLog, Ltd........................................  35,598 $   907,749
*   Gastar Exploration, Inc............................  88,544     586,161
#*  Geospace Technologies Corp.........................  10,281     413,707
#*  Gevo, Inc..........................................   4,451       2,272
#*  Goodrich Petroleum Corp............................   6,972     134,281
    Green Plains, Inc..................................  40,279   1,510,060
*   Gulf Coast Ultra Deep Royalty Trust................ 122,555     292,906
    Gulf Island Fabrication, Inc.......................  12,790     249,405
#   Gulfmark Offshore, Inc. Class A....................  29,608   1,133,098
*   Gulfport Energy Corp...............................  74,190   3,962,488
#*  Halcon Resources Corp.............................. 140,049     833,292
    Halliburton Co..................................... 298,884  20,620,007
*   Harvest Natural Resources, Inc.....................  33,762     145,852
*   Helix Energy Solutions Group, Inc.................. 127,986   3,254,684
    Helmerich & Payne, Inc.............................  82,768   8,794,928
#*  Hercules Offshore, Inc............................. 135,628     478,767
    Hess Corp.......................................... 113,175  11,202,061
*   HKN, Inc...........................................     239      16,981
    HollyFrontier Corp................................. 155,646   7,316,918
#*  Hornbeck Offshore Services, Inc....................  38,647   1,688,874
#*  Houston American Energy Corp.......................   5,544       1,719
#*  ION Geophysical Corp............................... 152,746     572,797
#*  Key Energy Services, Inc........................... 180,687   1,109,418
    Kinder Morgan, Inc................................. 311,474  11,206,835
*   Kodiak Oil & Gas Corp.............................. 385,344   5,988,246
*   Kosmos Energy, Ltd................................. 164,396   1,583,133
#*  Laredo Petroleum, Inc.............................. 134,596   3,652,935
#   LinnCo LLC.........................................  72,347   2,104,574
#*  Lucas Energy, Inc..................................  11,754       5,987
#*  Magnum Hunter Resources Corp.......................  97,260     625,382
    Marathon Oil Corp.................................. 318,623  12,346,641
    Marathon Petroleum Corp............................ 129,554  10,815,168
#*  Matador Resources Co...............................  70,168   1,897,343
*   Matrix Service Co..................................  31,741     852,246
#*  McDermott International, Inc....................... 205,264   1,498,427
*   Mexco Energy Corp..................................     684       4,822
#*  Miller Energy Resources, Inc.......................   1,630       7,971
*   Mitcham Industries, Inc............................  11,460     148,636
    Murphy Oil Corp.................................... 120,530   7,488,529
    Nabors Industries, Ltd............................. 350,903   9,530,525
    National Oilwell Varco, Inc........................ 113,501   9,198,121
*   Natural Gas Services Group, Inc....................  11,371     354,775
*   Newfield Exploration Co............................ 175,506   7,072,892
#*  Newpark Resources, Inc.............................  96,648   1,182,005
#   Noble Corp. P.L.C.................................. 205,127   6,434,834
    Noble Energy, Inc.................................. 131,932   8,772,159
*   Nordic American Offshore, Ltd......................     255       4,667
#   Nordic American Tankers, Ltd.......................  29,510     254,081
#*  Northern Oil and Gas, Inc..........................  69,020   1,110,532
#*  Nuverra Environmental Solutions, Inc...............  16,662     310,246
*   Oasis Petroleum, Inc............................... 117,566   6,283,903
    Occidental Petroleum Corp.......................... 309,789  30,269,483
    Oceaneering International, Inc.....................  67,072   4,554,860

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Oil States International, Inc......................  56,622 $ 3,470,362
    ONEOK, Inc......................................... 108,086   6,963,981
#*  Overseas Shipholding Group, Inc....................  19,258     131,917
#   Panhandle Oil and Gas, Inc. Class A................   5,393     347,417
*   Parker Drilling Co................................. 129,468     800,112
    Patterson-UTI Energy, Inc.......................... 185,277   6,364,265
    PBF Energy, Inc. Class A...........................  22,162     600,590
*   PDC Energy, Inc....................................  36,641   1,988,141
#   Peabody Energy Corp................................ 236,569   3,588,752
#*  Penn Virginia Corp.................................  90,762   1,181,721
*   PetroQuest Energy, Inc............................. 104,526     670,012
#*  PHI, Inc. Non-Voting...............................  10,430     411,463
#*  PHI, Inc. Voting...................................   2,247      83,072
    Phillips 66........................................ 166,203  13,480,725
*   Pioneer Energy Services Corp.......................  54,296     798,694
    Pioneer Natural Resources Co.......................  38,942   8,624,095
*   PostRock Energy Corp...............................   1,437       1,940
*   Pyramid Oil Co.....................................   2,104      11,467
    QEP Resources, Inc................................. 156,611   5,175,994
    Range Resources Corp...............................  80,156   6,058,992
#*  Renewable Energy Group, Inc........................  10,193     114,162
*   REX American Resources Corp........................   7,500     632,625
*   Rex Energy Corp....................................  63,446     874,920
*   RigNet, Inc........................................   7,459     414,870
*   Rosetta Resources, Inc.............................  79,007   4,034,887
    Rowan Cos. P.L.C. Class A.......................... 148,342   4,527,398
#*  Royale Energy, Inc.................................     400       1,504
    RPC, Inc........................................... 133,283   2,998,867
#*  Sanchez Energy Corp................................   2,262      71,751
#*  SandRidge Energy, Inc.............................. 714,721   4,259,737
    Schlumberger, Ltd.................................. 379,727  41,158,610
#   Scorpio Tankers, Inc............................... 102,882     966,062
#*  SEACOR Holdings, Inc...............................  22,295   1,693,528
    SemGroup Corp. Class A.............................  40,763   3,142,012
*   Seventy Seven Energy, Inc..........................  36,299     814,187
#   Ship Finance International, Ltd....................  74,592   1,357,574
    SM Energy Co.......................................  78,750   6,185,025
*   Southwestern Energy Co............................. 278,504  11,301,692
    Spectra Energy Corp................................ 185,292   7,582,149
*   Steel Excel, Inc...................................   6,102     205,180
*   Stone Energy Corp..................................  73,356   2,791,196
    Superior Energy Services, Inc...................... 170,693   5,735,285
#*  Swift Energy Co....................................  31,634     349,556
#*  Synergy Resources Corp.............................  59,565     626,624
#*  Synthesis Energy Systems, Inc......................  27,753      37,189
    Targa Resources Corp...............................  37,821   4,822,177
#   Teekay Corp........................................  73,741   4,104,424
#   Tesco Corp.........................................  39,383     768,756
    Tesoro Corp........................................ 102,623   6,315,419
*   TETRA Technologies, Inc............................  87,375     961,999
*   TGC Industries, Inc................................  14,420      56,671
#   Tidewater, Inc.....................................  54,990   2,599,377
#   Transocean, Ltd.................................... 124,631   5,027,615

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Energy -- (Continued)
#*  Triangle Petroleum Corp............................  96,041 $    1,037,243
#*  Ultra Petroleum Corp............................... 141,456      3,242,172
*   Unit Corp..........................................  49,827      3,156,540
#*  Uranium Energy Corp................................  21,851         38,676
#*  Uranium Resources, Inc.............................     685          1,850
#*  Vaalco Energy, Inc.................................  78,590        542,271
    Valero Energy Corp................................. 308,688     15,681,350
#   W&T Offshore, Inc..................................  82,979      1,112,748
*   Warren Resources, Inc..............................  76,302        449,419
*   Weatherford International P.L.C.................... 621,232     13,896,960
    Western Refining, Inc.............................. 114,670      4,696,883
*   Westmoreland Coal Co...............................   5,472        235,788
*   Whiting Petroleum Corp............................. 114,331     10,117,150
*   Willbros Group, Inc................................  52,689        610,666
    Williams Cos., Inc. (The).......................... 193,041     10,931,912
#   World Fuel Services Corp...........................  69,160      2,970,422
*   WPX Energy, Inc.................................... 248,918      5,120,243
#*  Zion Oil & Gas, Inc................................  16,343         31,705
                                                                --------------
Total Energy...........................................          1,046,214,692
                                                                --------------
Financials -- (13.0%)
*   1st Constitution Bancorp...........................   1,373         13,874
    1st Source Corp....................................  23,760        674,546
#   1st United Bancorp, Inc............................  22,508        187,942
#*  A-Mark Precious Metals, Inc........................      96          1,138
    Access National Corp...............................   4,884         78,144
    ACE, Ltd........................................... 106,892     10,699,889
*   Affiliated Managers Group, Inc.....................  21,536      4,291,048
    Aflac, Inc......................................... 169,582     10,130,829
    Alexander & Baldwin, Inc...........................  54,049      2,063,050
*   Alleghany Corp.....................................  12,172      5,037,382
    Alliance Bancorp, Inc. of Pennsylvania.............   1,546         24,550
    Allied World Assurance Co. Holdings AG............. 107,031      3,854,186
    Allstate Corp. (The)............................... 165,705      9,685,457
#*  Altisource Asset Management Corp...................     909        557,235
#*  Altisource Portfolio Solutions SA..................  11,017      1,194,022
*   Ambac Financial Group, Inc.........................   6,328        143,392
#   Ameriana Bancorp...................................     456          6,612
*   American Capital, Ltd.............................. 276,188      4,187,010
    American Equity Investment Life Holding Co.........  98,278      2,175,875
    American Express Co................................ 418,027     36,786,376
    American Financial Group, Inc......................  92,794      5,195,536
*   American Independence Corp.........................     371          4,489
    American International Group, Inc.................. 479,419     24,920,200
#   American National Bankshares, Inc..................   3,768         81,050
    American National Insurance Co.....................  19,731      2,150,679
*   American River Bankshares..........................   2,192         20,013
o*  American Spectrum Realty, Inc......................     642          1,079
    Ameriprise Financial, Inc.......................... 126,883     15,175,207
    Ameris Bancorp.....................................  21,091        460,627
    AMERISAFE, Inc.....................................  18,475        676,185
    AmeriServ Financial, Inc...........................   8,436         26,826
#   Amtrust Financial Services, Inc....................  77,833      3,318,799

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Aon P.L.C..........................................    84,747 $ 7,149,257
*   Arch Capital Group, Ltd............................   100,749   5,385,034
    Argo Group International Holdings, Ltd.............    26,125   1,301,286
#   Arrow Financial Corp...............................    10,415     264,541
    Arthur J Gallagher & Co............................    72,918   3,281,310
    Aspen Insurance Holdings, Ltd......................    66,780   2,671,868
    Associated Banc-Corp...............................   188,308   3,374,479
    Assurant, Inc......................................    82,901   5,252,607
    Assured Guaranty, Ltd..............................   181,465   4,050,299
*   Asta Funding, Inc..................................     9,299      77,926
    Astoria Financial Corp.............................   116,064   1,494,904
    Atlantic American Corp.............................     2,737      11,194
#*  Atlantic Coast Financial Corp......................       945       3,941
*   Atlanticus Holdings Corp...........................    14,132      37,591
    Auburn National Bancorporation, Inc................       335       8,268
#*  AV Homes, Inc......................................     8,825     137,582
    Axis Capital Holdings, Ltd.........................   110,926   4,786,457
    Baldwin & Lyons, Inc. Class A......................       638      15,290
    Baldwin & Lyons, Inc. Class B......................     8,934     220,670
    Banc of California, Inc............................     9,411     111,709
#   Bancfirst Corp.....................................    14,457     880,431
#*  Bancorp, Inc.......................................    38,456     365,332
#   BancorpSouth, Inc..................................   120,479   2,514,397
    Bank Mutual Corp...................................    38,610     232,818
    Bank of America Corp............................... 2,760,605  42,099,226
    Bank of Commerce Holdings..........................     6,357      40,240
    Bank of Hawaii Corp................................    47,408   2,710,789
    Bank of Kentucky Financial Corp (The)..............     2,404      83,058
    Bank of New York Mellon Corp. (The)................   294,791  11,508,641
#   Bank of the Ozarks, Inc............................    59,951   1,844,692
#   BankFinancial Corp.................................    14,549     148,691
    BankUnited, Inc....................................   105,382   3,292,134
    Banner Corp........................................    20,701     833,008
    Bar Harbor Bankshares..............................     3,463      94,540
    BB&T Corp..........................................   182,624   6,760,740
    BBCN Bancorp, Inc..................................    93,942   1,411,009
*   BBX Capital Corp. Class A..........................     1,011      18,279
    BCB Bancorp, Inc...................................     4,090      53,375
*   Bear State Financial, Inc..........................     2,243      18,796
*   Beneficial Mutual Bancorp, Inc.....................    63,935     836,270
    Berkshire Bancorp, Inc.............................     1,000       7,750
*   Berkshire Hathaway, Inc. Class B...................   543,308  68,147,122
    Berkshire Hills Bancorp, Inc.......................    23,502     568,043
#   BGC Partners, Inc. Class A.........................   277,409   2,172,112
    BlackRock, Inc.....................................    45,438  13,846,322
#   BNC Bancorp........................................       160       2,653
#*  BofI Holding, Inc..................................    16,943   1,263,778
#   BOK Financial Corp.................................    60,241   3,990,364
#   Boston Private Financial Holdings, Inc.............    94,928   1,184,701
    Bridge Bancorp, Inc................................     2,089      49,927
*   Bridge Capital Holdings............................     4,396      93,767
    Brookline Bancorp, Inc.............................    74,651     674,099
    Brown & Brown, Inc.................................   145,544   4,479,844

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Brunswick Bancorp..................................      40 $       199
    Bryn Mawr Bank Corp................................  11,404     336,418
    C&F Financial Corp.................................     721      24,709
#   Calamos Asset Management, Inc. Class A.............  19,363     229,645
    California First National Bancorp..................   2,970      43,303
#   Camden National Corp...............................   7,297     258,533
    Cape Bancorp, Inc..................................   4,558      47,266
*   Capital Bank Financial Corp. Class A...............   1,269      28,908
#   Capital City Bank Group, Inc.......................  11,641     156,339
    Capital One Financial Corp......................... 209,306  16,648,199
o*  Capital Properties, Inc., 5.000%...................     540         529
*   Capital Properties, Inc. Class A...................     600       6,150
    Capital Southwest Corp.............................   8,660     303,446
    Capitol Federal Financial, Inc..................... 155,603   1,820,555
#   Cardinal Financial Corp............................  31,580     557,703
*   Carolina Bank Holdings, Inc........................     900       9,126
*   Cascade Bancorp....................................  19,485     105,609
#   Cash America International, Inc....................  30,250   1,342,797
    Cathay General Bancorp.............................  96,336   2,465,238
    CBOE Holdings, Inc.................................  78,339   3,797,091
*   CBRE Group, Inc. Class A........................... 133,946   4,130,895
    Centerstate Banks, Inc.............................  22,455     233,981
    Central Pacific Financial Corp.....................  10,965     196,274
    Century Bancorp, Inc. Class A......................   1,596      55,892
    Charles Schwab Corp. (The)......................... 271,621   7,537,483
    Charter Financial Corp.............................   1,777      19,458
    Chemical Financial Corp............................  30,172     832,747
    Chicopee Bancorp, Inc..............................   3,096      51,022
    Chubb Corp. (The)..................................  89,145   7,729,763
    Cincinnati Financial Corp.......................... 119,926   5,518,995
    CIT Group, Inc..................................... 130,636   6,415,534
    Citigroup, Inc..................................... 791,316  38,703,266
    Citizens Community Bancorp, Inc....................   1,650      14,520
    Citizens Holding Co................................     772      14,714
#*  Citizens, Inc......................................  39,312     264,963
#   City Holding Co....................................  14,805     616,628
    City National Corp.................................  54,479   4,099,545
    CKX Lands, Inc.....................................     743      12,568
    Clifton Bancorp, Inc...............................  17,273     213,494
    CME Group, Inc.....................................  85,032   6,287,266
    CNA Financial Corp................................. 131,614   4,918,415
#   CNB Financial Corp.................................   8,185     135,298
    CNO Financial Group, Inc........................... 184,317   2,982,249
#   CoBiz Financial, Inc...............................  38,778     438,967
    Codorus Valley Bancorp, Inc........................   1,678      35,204
#   Cohen & Steers, Inc................................  15,317     635,809
#*  Colonial Financial Services, Inc...................   1,300      16,088
*   Colony Bankcorp, Inc...............................   1,337       8,463
#   Columbia Banking System, Inc.......................  55,319   1,410,081
#   Comerica, Inc...................................... 111,526   5,605,297
    Commerce Bancshares, Inc...........................  99,530   4,484,822
    Commercial National Financial Corp.................     847      17,787
#   Community Bank System, Inc.........................  44,546   1,569,356

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Community Bankers Trust Corp.......................   5,562 $    24,139
#   Community Trust Bancorp, Inc.......................  17,297     605,222
    Community West Bancshares..........................   1,844      12,890
*   CommunityOne Bancorp...............................       1           9
    ConnectOne Bancorp, Inc............................  14,278     271,282
#   Consolidated-Tomoka Land Co........................   4,572     204,003
*   Consumer Portfolio Services, Inc...................  11,333      82,278
#*  Cowen Group, Inc. Class A.......................... 121,371     485,484
    Crawford & Co. Class A.............................  18,114     143,463
#   Crawford & Co. Class B.............................  19,531     179,685
#*  Credit Acceptance Corp.............................  20,159   2,292,582
#   Cullen/Frost Bankers, Inc..........................  63,237   4,930,589
#   CVB Financial Corp................................. 112,153   1,714,819
#   Diamond Hill Investment Group, Inc.................   1,277     163,175
    Dime Community Bancshares, Inc.....................  40,530     612,814
    Discover Financial Services........................ 151,286   9,237,523
    Donegal Group, Inc. Class A........................  18,939     285,600
    Donegal Group, Inc. Class B........................   2,147      47,449
#*  Doral Financial Corp...............................     199       1,013
*   E*TRADE Financial Corp............................. 354,058   7,442,299
    Eagle Bancorp Montana, Inc.........................     566       6,053
    East West Bancorp, Inc............................. 145,242   4,946,943
*   Eastern Virginia Bankshares, Inc...................     851       5,378
#   Eaton Vance Corp...................................  91,769   3,223,845
*   eHealth, Inc.......................................  11,143     230,660
#   EMC Insurance Group, Inc...........................  10,245     301,510
    Employers Holdings, Inc............................  32,349     689,034
#*  Encore Capital Group, Inc..........................  28,928   1,228,861
    Endurance Specialty Holdings, Ltd..................  55,467   2,933,650
#*  Enstar Group, Ltd..................................  14,043   1,937,934
#   Enterprise Bancorp, Inc............................   3,680      72,165
    Enterprise Financial Services Corp.................  14,188     247,581
    Erie Indemnity Co. Class A.........................  36,224   2,652,321
#   ESB Financial Corp.................................   8,890     110,503
    ESSA Bancorp, Inc..................................   8,794     101,747
    Evans Bancorp, Inc.................................   1,219      28,525
    Evercore Partners, Inc. Class A....................  34,053   1,857,932
    Everest Re Group, Ltd..............................  39,678   6,186,197
#*  Ezcorp, Inc. Class A...............................  59,831     585,745
*   Farmers Capital Bank Corp..........................   1,933      45,638
    FBL Financial Group, Inc. Class A..................  22,739     972,774
    Federal Agricultural Mortgage Corp. Class A........     773      17,972
    Federal Agricultural Mortgage Corp. Class C........   9,100     265,265
#   Federated Investors, Inc. Class B..................  96,128   2,712,732
    Federated National Holding Co......................   9,362     188,832
#   Fidelity Southern Corp.............................   6,371      88,238
    Fifth Third Bancorp................................ 621,471  12,727,726
#   Financial Engines, Inc.............................   9,992     389,188
    Financial Institutions, Inc........................  11,282     250,460
*   First Acceptance Corp..............................   9,100      21,021
#   First American Financial Corp...................... 103,809   2,817,376
o   First Bancorp of Indiana, Inc......................      96       1,392
#   First Bancorp, Inc.................................   5,920      97,147

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   First BanCorp.(318672706)..........................  35,892 $   184,485
    First Bancorp.(318910106)..........................  13,598     218,656
*   First Bancshares, Inc..............................     200       1,600
#   First Bancshares, Inc. (The).......................     237       3,425
    First Busey Corp...................................  86,193     478,371
    First Business Financial Services, Inc.............   1,081      47,153
*   First Cash Financial Services, Inc.................  24,602   1,387,799
    First Citizens BancShares, Inc. Class A............   6,309   1,402,806
    First Commonwealth Financial Corp.................. 114,740     982,174
    First Community Bancshares, Inc....................  15,359     225,931
    First Defiance Financial Corp......................   7,949     214,702
    First Federal of Northern Michigan Bancorp, Inc....     200       1,132
    First Financial Bancorp............................  60,524     988,962
#   First Financial Bankshares, Inc....................  42,062   1,235,782
    First Financial Corp...............................  11,314     346,887
    First Financial Northwest, Inc.....................  12,837     135,045
#*  First Financial Service Corp.......................     917       3,439
#   First Horizon National Corp........................ 256,328   3,019,544
    First Interstate Bancsystem, Inc...................  19,983     521,556
#*  First Marblehead Corp. (The).......................   5,889      29,916
    First Merchants Corp...............................  31,622     630,226
    First Midwest Bancorp, Inc.........................  85,785   1,389,717
    First Niagara Financial Group, Inc................. 386,338   3,322,507
o*  First Place Financial Corp.........................   9,209           1
    First Republic Bank................................ 100,844   4,711,432
    First South Bancorp, Inc...........................   4,572      34,930
*   First United Corp..................................   1,938      16,512
    First West Virginia Bancorp........................     266       5,059
    FirstMerit Corp.................................... 186,361   3,279,954
*   Flagstar Bancorp, Inc..............................  51,712     946,330
    Flushing Financial Corp............................  30,258     562,194
#   FNB Corp........................................... 183,975   2,262,892
*   FNF Group.......................................... 204,074   5,532,446
*   FNFV Group.........................................  68,017   1,112,758
*   Forest City Enterprises, Inc. Class A.............. 179,773   3,446,248
*   Forest City Enterprises, Inc. Class B..............   4,615      89,716
*   Forestar Group, Inc................................  33,000     617,100
    Fox Chase Bancorp, Inc.............................  11,006     185,121
    Franklin Resources, Inc............................ 114,657   6,208,677
    Fulton Financial Corp.............................. 246,746   2,798,100
#   FXCM, Inc. Class A.................................  34,906     475,420
#   Gain Capital Holdings, Inc.........................  29,251     186,036
*   GAINSCO, Inc.......................................     513       4,617
    GAMCO Investors, Inc. Class A......................   5,627     431,197
*   Genworth Financial, Inc. Class A................... 483,810   6,337,911
#   German American Bancorp, Inc.......................  10,089     260,801
    GFI Group, Inc..................................... 116,588     528,144
#   Glacier Bancorp, Inc...............................  79,414   2,102,883
#*  Global Indemnity P.L.C.............................  13,609     339,272
    Goldman Sachs Group, Inc. (The).................... 110,934  19,177,161
#   Great Southern Bancorp, Inc........................  11,010     343,292
#*  Green Dot Corp. Class A............................  38,954     700,782
#   Greenhill & Co., Inc...............................  20,290     928,673

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Greenlight Capital Re, Ltd. Class A................  33,300 $ 1,077,588
#   Griffin Land & Nurseries, Inc......................   2,756      73,337
#   Guaranty Bancorp...................................   1,480      19,240
    Guaranty Federal Bancshares, Inc...................     909      11,526
*   Hallmark Financial Services, Inc...................  13,444     120,593
    Hampden Bancorp, Inc...............................     818      14,090
    Hancock Holding Co.................................  88,104   2,858,094
    Hanmi Financial Corp...............................  34,752     733,962
    Hanover Insurance Group, Inc. (The)................  58,778   3,397,956
    Harleysville Savings Financial Corp................   1,916      32,572
*   Harris & Harris Group, Inc.........................  21,080      65,770
    Hartford Financial Services Group, Inc. (The)...... 264,002   9,018,308
    Hawthorn Bancshares, Inc...........................   1,277      15,835
    HCC Insurance Holdings, Inc........................ 104,750   4,889,730
    HCI Group, Inc.....................................   8,790     350,721
    Heartland Financial USA, Inc.......................  15,126     360,453
    Heritage Commerce Corp.............................  19,954     159,632
    Heritage Financial Corp............................  23,740     377,703
    Heritage Financial Group, Inc......................   4,012      80,641
    HF Financial Corp..................................   1,948      26,240
    HFF, Inc. Class A..................................  40,740   1,383,530
*   Hilltop Holdings, Inc..............................  87,503   1,793,811
    Hingham Institution for Savings....................     458      37,822
*   HMN Financial, Inc.................................     989      11,799
*   Home Bancorp, Inc..................................   4,739     103,879
    Home BancShares, Inc...............................  51,620   1,551,697
*   HomeTrust Bancshares, Inc..........................     338       5,141
    HopFed Bancorp, Inc................................   1,211      14,580
    Horace Mann Educators Corp.........................  32,617     934,477
#   Horizon Bancorp....................................   1,500      31,980
*   Howard Hughes Corp. (The)..........................  40,962   5,956,694
    Hudson City Bancorp, Inc........................... 416,419   4,060,085
#   Hudson Valley Holding Corp.........................  12,778     222,209
    Huntington Bancshares, Inc......................... 693,834   6,813,450
    Iberiabank Corp....................................  32,903   2,158,766
*   ICG Group, Inc.....................................  38,719     655,125
#   Independence Holding Co............................   8,496     106,285
#   Independent Bank Corp.(453836108)..................  24,031     877,372
    Independent Bank Corp.(453838609)..................   3,800      50,312
    Infinity Property & Casualty Corp..................   7,832     507,200
    Interactive Brokers Group, Inc. Class A............  84,322   1,940,671
    Intercontinental Exchange, Inc.....................  31,622   6,078,381
*   InterGroup Corp. (The).............................     200       3,946
    International Bancshares Corp......................  67,093   1,700,808
    Intervest Bancshares Corp. Class A.................  15,492     123,626
#*  INTL. FCStone, Inc.................................  16,685     327,026
    Invesco, Ltd....................................... 334,723  12,595,626
*   Investment Technology Group, Inc...................  29,074     531,763
    Investors Bancorp, Inc............................. 344,084   3,561,269
    Investors Title Co.................................   1,022      70,610
#   Janus Capital Group, Inc........................... 172,452   1,964,228
    JMP Group, Inc.....................................  15,902     107,179
    Jones Lang LaSalle, Inc............................  43,037   5,323,677

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    JPMorgan Chase & Co................................ 1,360,498 $78,459,920
*   KCG Holdings, Inc. Class A.........................     7,392      84,417
#*  Kearny Financial Corp..............................    44,060     663,984
    Kemper Corp........................................    64,355   2,227,327
    Kennedy-Wilson Holdings, Inc.......................    75,179   1,759,189
    Kentucky First Federal Bancorp.....................       936       8,031
    KeyCorp............................................   529,413   7,168,252
#*  Ladenburg Thalmann Financial Services, Inc.........    23,786      74,450
    Lake Shore Bancorp, Inc............................       125       1,544
    Lakeland Bancorp, Inc..............................    27,316     274,253
#   Lakeland Financial Corp............................    15,294     556,549
    Landmark Bancorp, Inc..............................     1,197      25,340
#   Legg Mason, Inc....................................   131,430   6,236,353
    Leucadia National Corp.............................   262,389   6,483,632
    Life Partners Holdings, Inc........................     7,528      15,432
    Lincoln National Corp..............................   159,635   8,363,278
    LNB Bancorp, Inc...................................     6,277      76,014
    Loews Corp.........................................   137,633   5,798,478
    Louisiana Bancorp, Inc.............................     2,100      41,307
    LPL Financial Holdings, Inc........................    97,888   4,647,722
    LSB Financial Corp.................................       259      10,500
#   M&T Bank Corp......................................    96,891  11,772,256
#   Macatawa Bank Corp.................................    19,394      91,152
*   Magyar Bancorp, Inc................................       211       1,630
#   Maiden Holdings, Ltd...............................    79,127     908,378
    MainSource Financial Group, Inc....................    15,803     258,063
*   Malvern Bancorp, Inc...............................       134       1,474
    Manning & Napier, Inc..............................     2,618      44,899
#*  Markel Corp........................................    10,422   6,587,850
#   MarketAxess Holdings, Inc..........................    24,306   1,366,726
    Marlin Business Services Corp......................    11,172     205,565
    Marsh & McLennan Cos., Inc.........................   140,592   7,137,856
*   Maui Land & Pineapple Co., Inc.....................     2,542      18,557
    MB Financial, Inc..................................    60,766   1,637,036
*   MBIA, Inc..........................................   191,659   1,836,093
*   MBT Financial Corp.................................     4,170      21,267
#   MCG Capital Corp...................................    58,376     231,753
    McGraw Hill Financial, Inc.........................   119,180   9,560,620
#   Meadowbrook Insurance Group, Inc...................    35,445     213,733
#   Medallion Financial Corp...........................    22,015     245,247
    Mercantile Bank Corp...............................     7,802     149,174
    Merchants Bancshares, Inc..........................     4,638     134,780
    Mercury General Corp...............................    55,623   2,737,764
#*  Meridian Bancorp, Inc..............................    40,832     443,435
    Meta Financial Group, Inc..........................     1,310      48,208
    MetLife, Inc.......................................   250,245  13,162,887
*   Metro Bancorp, Inc.................................    10,574     242,673
#*  MGIC Investment Corp...............................   152,142   1,124,329
    MicroFinancial, Inc................................     7,011      53,564
    Mid Penn Bancorp, Inc..............................       497       7,863
#   MidSouth Bancorp, Inc..............................     5,731     111,755
#   MidWestOne Financial Group, Inc....................     3,102      72,897
#   Montpelier Re Holdings, Ltd........................    46,585   1,375,655

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Moody's Corp....................................... 136,685 $11,891,595
    Morgan Stanley..................................... 370,824  11,992,448
*   MSB Financial Corp.................................     339       2,712
*   MSCI, Inc..........................................  92,812   4,199,743
    MutualFirst Financial, Inc.........................   2,798      53,806
    NASDAQ OMX Group, Inc. (The)....................... 136,287   5,749,949
#   National Interstate Corp...........................  14,597     395,433
    National Penn Bancshares, Inc...................... 150,458   1,549,717
    National Security Group, Inc. (The)................     312       3,756
    National Western Life Insurance Co. Class A........   1,427     343,907
#*  Naugatuck Valley Financial Corp....................     610       4,819
    Navient Corp....................................... 335,336   5,767,779
*   Navigators Group, Inc. (The).......................  14,054     854,483
#   NBT Bancorp, Inc...................................  43,897   1,025,873
    Nelnet, Inc. Class A...............................  35,331   1,456,697
#   New Hampshire Thrift Bancshares, Inc...............   3,306      49,590
#   New York Community Bancorp, Inc.................... 328,457   5,215,897
*   NewBridge Bancorp..................................   8,957      67,088
#*  NewStar Financial, Inc.............................  38,956     441,371
    Nicholas Financial, Inc............................   4,022      52,366
*   North Valley Bancorp...............................     252       5,302
    Northeast Bancorp..................................      59         548
    Northeast Community Bancorp, Inc...................   3,456      24,088
    Northern Trust Corp................................ 145,580   9,737,846
    Northfield Bancorp, Inc............................  57,786     737,349
#   Northrim BanCorp, Inc..............................   3,902      95,599
#   Northwest Bancshares, Inc.......................... 107,972   1,338,853
#   Norwood Financial Corp.............................     991      28,828
#   Ocean Shore Holding Co.............................   3,964      57,795
    OceanFirst Financial Corp..........................  16,231     258,235
#*  Ocwen Financial Corp............................... 106,268   3,206,106
    OFG Bancorp........................................  59,390     947,864
    Ohio Valley Banc Corp..............................   1,110      25,241
    Old Line Bancshares, Inc...........................     600       8,406
#   Old National Bancorp............................... 115,934   1,551,197
    Old Republic International Corp.................... 253,456   3,647,232
*   Old Second Bancorp, Inc............................   4,388      21,238
    OmniAmerican Bancorp, Inc..........................   9,890     244,382
#   OneBeacon Insurance Group, Ltd. Class A............  23,836     352,773
    Oppenheimer Holdings, Inc. Class A.................   8,464     193,148
    Oritani Financial Corp.............................  50,624     749,235
    Pacific Continental Corp...........................  15,394     206,895
*   Pacific Mercantile Bancorp.........................   7,453      52,320
*   Pacific Premier Bancorp, Inc.......................   2,700      38,610
    PacWest Bancorp....................................  99,963   4,165,458
    Park National Corp.................................  12,868     969,475
    Park Sterling Corp.................................  20,322     139,409
    PartnerRe, Ltd.....................................  53,064   5,537,759
*   Patriot National Bancorp, Inc......................     500       1,005
#   Peapack Gladstone Financial Corp...................   6,688     123,728
#   Penns Woods Bancorp, Inc...........................   3,034     130,189
#   People's United Financial, Inc..................... 334,855   4,862,095
    Peoples Bancorp....................................     470      11,877

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Peoples Bancorp of North Carolina, Inc.............     2,042 $    33,550
    Peoples Bancorp, Inc...............................     9,279     216,479
#*  PHH Corp...........................................    46,987   1,097,146
#*  Phoenix Cos., Inc. (The)...........................     4,663     258,377
*   PICO Holdings, Inc.................................    22,220     492,173
    Pinnacle Financial Partners, Inc...................    36,380   1,346,060
#*  Piper Jaffray Cos..................................    12,428     641,285
    Platinum Underwriters Holdings, Ltd................    29,146   1,707,956
    PNC Financial Services Group, Inc. (The)...........   136,002  11,228,325
*   Popular, Inc.......................................   100,755   3,214,084
*   Porter Bancorp, Inc................................     3,389       3,321
#*  Portfolio Recovery Associates, Inc.................    59,279   3,495,090
#*  Preferred Bank.....................................     1,261      27,982
    Premier Financial Bancorp, Inc.....................     2,911      45,528
    Primerica, Inc.....................................    64,720   2,982,298
    Primus Guaranty, Ltd...............................    16,378      28,989
    Principal Financial Group, Inc.....................   191,258   9,501,697
    PrivateBancorp, Inc................................    78,398   2,257,862
    ProAssurance Corp..................................    59,050   2,576,351
    Progressive Corp. (The)............................   470,919  11,038,341
    Prosperity Bancshares, Inc.........................    65,959   3,834,197
    Protective Life Corp...............................    83,805   5,814,391
    Provident Financial Holdings, Inc..................     6,264      89,262
    Provident Financial Services, Inc..................    49,741     831,172
    Prudential Bancorp, Inc............................     2,842      32,967
    Prudential Financial, Inc..........................   144,384  12,557,076
*   PSB Holdings, Inc..................................     1,100       7,370
    Pulaski Financial Corp.............................     7,180      80,919
#   Pzena Investment Management, Inc. Class A..........     8,560      89,110
    QC Holdings, Inc...................................     8,157      20,800
#   QCR Holdings, Inc..................................     1,185      20,264
#   Radian Group, Inc..................................   100,718   1,275,090
    Raymond James Financial, Inc.......................   105,086   5,354,132
#   RCS Capital Corp. Class A..........................     5,150     106,193
    Regions Financial Corp............................. 1,121,851  11,375,569
    Reinsurance Group of America, Inc..................    75,920   6,093,339
#   RenaissanceRe Holdings, Ltd........................    49,929   4,883,555
#   Renasant Corp......................................    26,531     753,480
    Republic Bancorp, Inc. Class A.....................    14,893     346,411
#*  Republic First Bancorp, Inc........................    14,828      65,243
#   Resource America, Inc. Class A.....................    21,470     202,247
*   Riverview Bancorp, Inc.............................     9,533      36,416
#   RLI Corp...........................................    44,620   1,907,059
*   Royal Bancshares of Pennsylvania, Inc. Class A.....     2,453       4,980
#   S&T Bancorp, Inc...................................    28,907     703,307
#*  Safeguard Scientifics, Inc.........................    20,000     397,000
    Safety Insurance Group, Inc........................    43,015   2,151,180
    Salisbury Bancorp, Inc.............................       543      14,998
    Sandy Spring Bancorp, Inc..........................    23,110     541,005
    SB Financial Group, Inc............................     1,124       9,801
#*  Seacoast Banking Corp. of Florida..................     6,735      69,707
*   Security National Financial Corp. Class A..........       899       3,920
    SEI Investments Co.................................   135,230   4,843,939

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Select Bancorp, Inc................................     300 $    2,025
    Selective Insurance Group, Inc.....................  53,825  1,199,759
*   Shore Bancshares, Inc..............................   3,114     27,559
    SI Financial Group, Inc............................   5,983     64,796
*   Siebert Financial Corp.............................   3,562      9,528
    Sierra Bancorp.....................................   9,727    153,687
*   Signature Bank.....................................  47,966  5,486,831
    Simmons First National Corp. Class A...............  15,665    620,804
    Simplicity Bancorp, Inc............................   6,143     99,517
    SLM Corp........................................... 335,336  2,971,077
    South State Corp...................................  20,102  1,168,127
*   Southcoast Financial Corp..........................   2,666     18,342
o   Southern Community Financial Corp..................   5,725      5,300
*   Southern First Bancshares, Inc.....................   1,052     14,781
    Southern Missouri Bancorp, Inc.....................     557     19,913
#   Southern National Bancorp of Virginia, Inc.........     302      3,247
#   Southside Bancshares, Inc..........................  18,247    534,820
    Southwest Bancorp, Inc.............................  16,450    253,659
    Southwest Georgia Financial Corp...................     863     12,777
#*  St Joe Co. (The)...................................  66,355  1,515,548
    StanCorp Financial Group, Inc......................  47,956  2,893,665
    State Auto Financial Corp..........................  31,122    656,985
    State Street Corp.................................. 121,137  8,532,890
    Sterling Bancorp...................................  76,328    908,303
#   Stewart Information Services Corp..................  22,605    666,169
*   Stifel Financial Corp..............................  72,485  3,319,088
    Stock Yards Bancorp, Inc...........................  11,700    342,459
*   Stratus Properties, Inc............................   2,912     45,427
*   Suffolk Bancorp....................................  11,604    234,981
    Summit State Bank..................................   1,967     24,765
#*  Sun Bancorp, Inc...................................  29,446    110,717
    SunTrust Banks, Inc................................ 138,097  5,254,591
    Susquehanna Bancshares, Inc........................ 209,098  2,128,618
    Sussex Bancorp.....................................     448      4,211
*   SVB Financial Group................................  56,706  6,182,088
*   SWS Group, Inc.....................................  12,800     91,648
    Symetra Financial Corp............................. 108,354  2,470,471
    Synovus Financial Corp............................. 158,441  3,731,286
    T Rowe Price Group, Inc............................  90,874  7,057,275
*   Taylor Capital Group, Inc..........................  23,708    505,455
    TCF Financial Corp................................. 194,260  3,071,251
    TD Ameritrade Holding Corp......................... 215,050  6,907,406
#*  Tejon Ranch Co.....................................  15,148    433,233
    Territorial Bancorp, Inc...........................   9,185    184,619
#   Teton Advisors, Inc. Class A.......................      29      1,363
#*  Texas Capital Bancshares, Inc......................  39,898  2,076,691
    TF Financial Corp..................................   1,494     63,092
*   TFS Financial Corp................................. 214,918  2,897,095
    Timberland Bancorp, Inc............................   1,600     16,432
    Tompkins Financial Corp............................  12,472    554,755
#   Torchmark Corp..................................... 103,336  5,449,941
#   Tower Group International, Ltd.....................  41,762     89,788
#   TowneBank..........................................  25,090    370,830

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Travelers Cos., Inc. (The).........................   149,660 $13,403,550
#*  Tree.com, Inc......................................     8,606     219,625
#   Trico Bancshares...................................    13,744     307,453
#*  Trinity Place Holdings, Inc........................       892       5,218
#   TrustCo Bank Corp..................................    94,236     621,015
    Trustmark Corp.....................................    74,460   1,714,814
    U.S. Bancorp.......................................   640,200  26,907,606
#   UMB Financial Corp.................................    46,031   2,606,736
    Umpqua Holdings Corp...............................   107,233   1,814,382
#*  Unico American Corp................................       100       1,257
    Union Bankshares Corp..............................    37,925     905,649
#   Union Bankshares, Inc..............................       863      21,118
    United Bancshares, Inc.............................     1,036      15,385
#   United Bankshares, Inc.............................    56,827   1,823,010
    United Community Bancorp...........................        99       1,183
    United Community Banks, Inc........................    52,556     869,802
#   United Community Financial Corp....................     6,897      29,657
    United Financial Bancorp, Inc......................    46,166     585,385
    United Fire Group, Inc.............................    21,736     614,259
*   United Security Bancshares.........................     4,628      27,073
    Unity Bancorp, Inc.................................     3,873      34,857
#   Universal Insurance Holdings, Inc..................    54,703     659,718
    Univest Corp. of Pennsylvania......................    16,228     307,034
    Unum Group.........................................   205,939   7,069,886
    Validus Holdings, Ltd..............................    99,741   3,643,539
#   Valley National Bancorp............................   174,413   1,670,877
    ViewPoint Financial Group, Inc.....................    38,969     979,681
    Virtus Investment Partners, Inc....................     6,522   1,337,336
    Voya Financial, Inc................................    34,410   1,276,611
#   VSB Bancorp, Inc...................................       169       1,954
    Waddell & Reed Financial, Inc. Class A.............    76,335   4,029,725
*   Walker & Dunlop, Inc...............................     9,634     131,504
#   Washington Federal, Inc............................   136,447   2,859,929
#   Washington Trust Bancorp, Inc......................    16,199     557,246
#   Waterstone Financial, Inc..........................    13,136     144,890
    Wayne Savings Bancshares, Inc......................       955      11,995
    Webster Financial Corp.............................   114,931   3,295,072
    Wells Fargo & Co................................... 1,811,112  92,185,601
    WesBanco, Inc......................................    25,679     767,289
#   West Bancorporation, Inc...........................    12,598     183,427
#   Westamerica Bancorporation.........................    23,834   1,139,742
*   Western Alliance Bancorp...........................    81,533   1,867,106
    Westfield Financial, Inc...........................    20,512     148,097
#   Westwood Holdings Group, Inc.......................     4,374     235,365
    Willis Group Holdings P.L.C........................    71,520   2,914,440
    Wilshire Bancorp, Inc..............................    77,043     725,745
    Wintrust Financial Corp............................    54,383   2,519,564
#*  WisdomTree Investments, Inc........................   114,919   1,179,069
#*  World Acceptance Corp..............................     9,067     735,152
    WR Berkley Corp....................................    97,415   4,345,683
    WSFS Financial Corp................................     4,034     288,794
    WVS Financial Corp.................................       803       8,769
    XL Group P.L.C.....................................   224,961   7,252,743

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
*   Yadkin Financial Corp..............................   3,204 $       59,466
    Zions Bancorporation............................... 183,285      5,282,274
*   ZipRealty, Inc.....................................  11,687         78,654
                                                                --------------
Total Financials.......................................          1,407,402,081
                                                                --------------
Health Care -- (10.2%)
#   Abaxis, Inc........................................   7,459        353,631
    Abbott Laboratories................................ 376,087     15,840,784
    AbbVie, Inc........................................ 727,619     38,083,578
#*  Acadia Healthcare Co., Inc.........................  38,104      1,816,037
#*  Accuray, Inc.......................................  47,447        373,408
*   Acorda Therapeutics, Inc...........................  31,281        915,595
*   Actavis P.L.C...................................... 141,236     30,261,225
*   Adcare Health Systems, Inc.........................   2,984         14,055
*   Addus HomeCare Corp................................   9,732        215,466
    Aetna, Inc......................................... 134,335     10,414,993
#*  Affymetrix, Inc....................................  89,923        773,338
    Agilent Technologies, Inc..........................  73,407      4,117,399
#*  Air Methods Corp...................................  64,144      3,223,236
#*  Akorn, Inc.........................................  70,162      2,380,597
#*  Albany Molecular Research, Inc.....................  23,579        448,944
*   Alere, Inc.........................................  88,578      3,543,120
*   Alexion Pharmaceuticals, Inc.......................  39,749      6,319,693
*   Align Technology, Inc..............................  53,254      2,886,899
*   Alkermes P.L.C..................................... 109,570      4,685,213
    Allergan, Inc......................................  82,027     13,604,998
*   Alliance HealthCare Services, Inc..................   5,721        163,335
*   Allied Healthcare Products, Inc....................   1,583          3,261
*   Allscripts Healthcare Solutions, Inc............... 203,156      3,234,243
*   Almost Family, Inc.................................   7,302        171,159
#*  Alnylam Pharmaceuticals, Inc.......................  27,384      1,480,105
*   Alphatec Holdings, Inc.............................  40,201         56,281
#*  AMAG Pharmaceuticals, Inc..........................  14,999        286,331
#*  Amedisys, Inc......................................  32,387        653,570
*   American Shared Hospital Services..................     797          2,307
    AmerisourceBergen Corp.............................  95,538      7,347,828
    Amgen, Inc......................................... 201,940     25,725,137
*   AMN Healthcare Services, Inc.......................  34,573        452,906
*   Amsurg Corp........................................  35,548      1,697,772
#*  Anacor Pharmaceuticals, Inc........................   7,666        127,639
    Analogic Corp......................................  12,091        869,464
*   AngioDynamics, Inc.................................  31,505        459,973
*   Anika Therapeutics, Inc............................  20,002        841,284
#*  Arqule, Inc........................................  11,499         15,639
*   Arrhythmia Research Technology, Inc................   1,150          7,739
#*  athenahealth, Inc..................................  12,686      1,578,138
*   AtriCure, Inc......................................   2,500         41,175
#   Atrion Corp........................................   1,243        349,283
#*  Authentidate Holding Corp..........................     326            179
#*  Auxilium Pharmaceuticals, Inc......................  33,410        668,868
*   AVEO Pharmaceuticals, Inc..........................   1,372          1,729
#*  Baxano Surgical, Inc...............................  17,578          9,316
    Baxter International, Inc.......................... 185,451     13,851,335

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
    Becton Dickinson and Co............................    51,570 $ 5,994,497
*   Bio-Rad Laboratories, Inc. Class A.................    22,788   2,620,392
*   Bio-Rad Laboratories, Inc. Class B.................     1,562     181,395
#*  Bio-Reference Laboratories, Inc....................    19,000     596,410
*   Bioanalytical Systems, Inc.........................       400         916
*   Biogen Idec, Inc...................................    78,751  26,333,547
*   BioMarin Pharmaceutical, Inc.......................    34,344   2,123,146
#*  BioScrip, Inc......................................   106,329     796,404
#*  Biospecifics Technologies Corp.....................       900      23,526
*   Biota Pharmaceuticals, Inc.........................     1,866       5,990
#*  BioTelemetry, Inc..................................    20,541     147,895
*   Boston Scientific Corp............................. 1,003,610  12,826,136
*   Bovie Medical Corp.................................     7,222      27,660
    Bristol-Myers Squibb Co............................   409,202  20,713,805
*   Brookdale Senior Living, Inc.......................   152,160   5,272,341
*   Bruker Corp........................................   151,322   3,439,549
*   Cambrex Corp.......................................    36,554     770,193
    Cantel Medical Corp................................    34,264   1,148,872
#*  Capital Senior Living Corp.........................    23,943     589,956
#*  Cardica, Inc.......................................     1,700       1,853
    Cardinal Health, Inc...............................    95,367   6,833,046
*   CareFusion Corp....................................   129,168   5,656,267
*   Celgene Corp.......................................   239,700  20,889,855
#*  Celldex Therapeutics, Inc..........................    36,352     475,848
#*  Celsion Corp.......................................       666       2,264
*   Centene Corp.......................................    37,229   2,683,839
#*  Cepheid............................................    22,740     855,934
*   Cerner Corp........................................    81,908   4,521,322
*   Charles River Laboratories International, Inc......    59,905   3,247,450
#   Chemed Corp........................................    13,600   1,385,160
*   Chindex International, Inc.........................     8,632     202,075
    Cigna Corp.........................................   155,296  13,982,852
#*  Columbia Laboratories, Inc.........................       386       2,370
*   Community Health Systems, Inc......................   137,307   6,549,544
#   Computer Programs & Systems, Inc...................    10,479     689,728
    CONMED Corp........................................    22,248     867,672
o*  Contra Furiex Pharmaceuticals......................     6,234      60,906
    Cooper Cos., Inc. (The)............................    37,384   6,014,338
*   Corvel Corp........................................    17,544     706,672
*   Covance, Inc.......................................    44,348   3,721,684
    Covidien P.L.C.....................................   115,859  10,022,962
    CR Bard, Inc.......................................    30,362   4,530,921
*   Cross Country Healthcare, Inc......................    28,018     201,449
    CryoLife, Inc......................................    26,075     256,839
*   Cubist Pharmaceuticals, Inc........................    63,461   3,864,775
#*  Cumberland Pharmaceuticals, Inc....................    14,360      66,630
*   Cutera, Inc........................................    12,003     118,230
#*  Cyberonics, Inc....................................    19,365   1,151,637
*   Cynosure, Inc. Class A.............................    19,235     437,404
#*  Cytokinetics, Inc..................................     2,470      10,448
*   DaVita HealthCare Partners, Inc....................   137,944   9,716,775
    Daxor Corp.........................................     2,013      14,131
    DENTSPLY International, Inc........................    66,164   3,071,333

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Depomed, Inc.......................................  38,697 $   385,035
    Digirad Corp.......................................   9,575      31,597
#*  Durect Corp........................................  18,393      27,222
#*  Dyax Corp..........................................  24,678     232,467
*   Edwards Lifesciences Corp..........................  38,324   3,458,741
    Eli Lilly & Co..................................... 280,470  17,125,498
#*  Emergent Biosolutions, Inc.........................  41,580     914,760
*   Endo International P.L.C...........................  98,137   6,583,030
#   Ensign Group, Inc. (The)...........................  17,002     559,876
#*  EnteroMedics, Inc..................................     100         128
#*  Enzo Biochem, Inc..................................  23,675     113,640
    Enzon Pharmaceuticals, Inc.........................  38,733      41,444
#*  EPIRUS Biopharmaceuticals, Inc.....................     312       2,547
#*  Exact Sciences Corp................................   1,550      24,195
*   Exactech, Inc......................................  11,305     257,076
#*  ExamWorks Group, Inc...............................  37,052   1,307,565
*   Express Scripts Holding Co......................... 280,660  19,547,969
*   Five Star Quality Care, Inc........................  46,677     213,314
*   Gentiva Health Services, Inc.......................  27,565     498,926
*   Gilead Sciences, Inc............................... 655,350  59,997,292
*   Globus Medical, Inc. Class A.......................  64,439   1,436,990
*   Greatbatch, Inc....................................  21,956   1,087,042
#*  GTx, Inc...........................................     519         628
*   Haemonetics Corp...................................  39,016   1,387,799
*   Hanger, Inc........................................  37,035   1,172,158
*   Harvard Apparatus Regenerative Technology, Inc.....   6,528      47,916
*   Harvard Bioscience, Inc............................  26,114     120,647
*   HCA Holdings, Inc..................................  85,741   5,599,745
*   Health Net, Inc....................................  79,794   3,286,715
    HealthSouth Corp...................................  79,566   3,049,765
*   HealthStream, Inc..................................  10,500     262,080
#*  Healthways, Inc....................................  37,705     651,919
*   Henry Schein, Inc..................................  38,271   4,449,004
#   Hill-Rom Holdings, Inc.............................  62,213   2,451,192
#*  HMS Holdings Corp..................................  55,059   1,013,636
*   Hologic, Inc....................................... 171,180   4,462,663
#*  Horizon Pharma, Inc................................  25,543     217,115
*   Hospira, Inc....................................... 124,280   6,893,812
    Humana, Inc........................................ 121,062  14,242,944
*   ICU Medical, Inc...................................  14,367     836,878
#*  Idera Pharmaceuticals, Inc.........................  12,837      32,478
*   IDEXX Laboratories, Inc............................  32,012   3,984,854
*   Illumina, Inc......................................  37,922   6,064,107
#*  Impax Laboratories, Inc............................  76,063   1,779,114
#*  Incyte Corp........................................ 102,337   4,868,171
#*  Infinity Pharmaceuticals, Inc......................  11,703     106,380
#*  Insys Therapeutics, Inc............................   4,960     134,069
#*  Integra LifeSciences Holdings Corp.................  24,252   1,150,030
#*  Intercept Pharmaceuticals, Inc.....................   3,221     748,432
#*  InterMune, Inc.....................................  12,600     552,762
*   Intuitive Surgical, Inc............................   8,960   4,099,648
    Invacare Corp......................................  32,126     480,926
#*  IPC The Hospitalist Co., Inc.......................  13,189     648,635

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Iridex Corp........................................   2,696 $    20,786
#*  Isis Pharmaceuticals, Inc..........................  49,163   1,523,561
*   Jazz Pharmaceuticals P.L.C.........................  44,037   6,153,290
    Johnson & Johnson.................................. 871,648  87,243,248
    Kewaunee Scientific Corp...........................   1,352      24,363
    Kindred Healthcare, Inc............................  68,386   1,634,425
*   Laboratory Corp. of America Holdings...............  51,779   5,368,964
#   Landauer, Inc......................................   4,482     193,398
#*  Lannett Co., Inc...................................  32,370   1,087,956
#   LeMaitre Vascular, Inc.............................   8,529      69,000
#*  LHC Group, Inc.....................................  16,956     398,127
*   LifePoint Hospitals, Inc...........................  42,949   3,080,302
#*  Ligand Pharmaceuticals, Inc. Class B...............  11,703     575,436
#*  Luminex Corp.......................................  32,972     600,090
*   Magellan Health, Inc...............................  29,077   1,674,835
#*  Mallinckrodt P.L.C.................................  39,216   2,730,218
#*  MannKind Corp...................................... 116,800     976,448
#*  Masimo Corp........................................  45,571   1,097,350
#*  Mast Therapeutics, Inc.............................   9,644       5,545
    McKesson Corp......................................  65,460  12,559,156
*   MedAssets, Inc.....................................  67,629   1,436,440
o*  MedCath Corp.......................................  11,283          --
*   Medical Action Industries, Inc.....................  18,216     251,381
#*  Medicines Co. (The)................................  44,085   1,030,266
*   MediciNova, Inc....................................   1,657       3,314
#*  Medidata Solutions, Inc............................  14,936     669,730
*   Medivation, Inc....................................  41,241   3,061,319
*   MEDNAX, Inc........................................ 100,710   5,960,018
    Medtronic, Inc..................................... 277,016  17,102,968
    Merck & Co., Inc................................... 813,685  46,168,487
#   Meridian Bioscience, Inc...........................  13,751     271,032
*   Merit Medical Systems, Inc.........................  42,639     547,485
*   Mettler-Toledo International, Inc..................  17,599   4,525,407
*   Misonix, Inc.......................................   2,220      14,807
#*  Molina Healthcare, Inc.............................  45,300   1,850,505
#*  Momenta Pharmaceuticals, Inc.......................  46,247     492,068
#*  MWI Veterinary Supply, Inc.........................   9,388   1,326,149
*   Mylan, Inc......................................... 181,213   8,946,486
#*  Myriad Genetics, Inc...............................  60,906   2,198,707
#*  Nanosphere, Inc....................................  11,930      18,134
#   National Healthcare Corp...........................  11,008     605,000
#*  National Research Corp. Class A....................  11,661     154,042
#*  National Research Corp. Class B....................   1,943      77,934
*   Natus Medical, Inc.................................  32,808     943,886
*   Neogen Corp........................................  13,046     569,588
*   NPS Pharmaceuticals, Inc...........................  13,490     376,911
*   NuVasive, Inc......................................  44,228   1,653,243
    Omnicare, Inc......................................  95,436   5,964,750
*   Omnicell, Inc......................................  37,789   1,035,419
*   OncoGenex Pharmaceutical, Inc......................   1,100       3,322
#*  Opko Health, Inc................................... 320,839   2,829,800
*   OraSure Technologies, Inc..........................  43,327     356,581
*   Orthofix International NV..........................  13,364     441,814

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#   Owens & Minor, Inc.................................    67,789 $ 2,243,138
#*  Pacific Biosciences of California, Inc.............    27,980     127,869
#*  Pacira Pharmaceuticals, Inc........................     7,016     645,472
*   Pain Therapeutics, Inc.............................    40,174     169,133
#*  PAREXEL International Corp.........................    73,575   3,940,677
#   Patterson Cos., Inc................................    75,864   2,959,455
#*  PDI, Inc...........................................    10,224      37,522
#   PDL BioPharma, Inc.................................    98,354     922,560
    PerkinElmer, Inc...................................   122,022   5,639,857
*   Pernix Therapeutics Holdings, Inc..................    12,056      90,541
    Perrigo Co. P.L.C..................................    40,738   6,129,032
    Pfizer, Inc........................................ 2,295,798  65,889,403
*   PharMerica Corp....................................    36,568     986,970
#*  PhotoMedex, Inc....................................     5,223      56,356
    Pozen, Inc.........................................    24,054     174,151
*   Prestige Brands Holdings, Inc......................    51,041   1,572,063
#*  Progenics Pharmaceuticals, Inc.....................    32,363     154,695
*   ProPhase Labs, Inc.................................     3,827       5,932
*   Providence Service Corp. (The).....................    13,963     553,074
#*  pSivida Corp.......................................     6,147      27,416
    Psychemedics Corp..................................       400       5,612
#   Quality Systems, Inc...............................    48,767     756,376
#   Quest Diagnostics, Inc.............................   114,806   7,014,647
#   Questcor Pharmaceuticals, Inc......................    30,745   2,766,128
#*  Quidel Corp........................................    26,958     643,487
*   Quintiles Transnational Holdings, Inc..............     3,200     175,776
*   RadNet, Inc........................................    17,856      91,244
*   Receptos, Inc......................................    14,723     609,679
*   Regeneron Pharmaceuticals, Inc.....................    26,802   8,475,328
#*  Repligen Corp......................................    26,740     560,738
#   ResMed, Inc........................................    48,448   2,506,699
*   Retractable Technologies, Inc......................     2,700       7,830
#*  Rigel Pharmaceuticals, Inc.........................    43,188     141,225
#*  RTI Surgical, Inc..................................    47,690     217,943
#*  Sagent Pharmaceuticals, Inc........................    12,683     323,163
*   Salix Pharmaceuticals, Ltd.........................    36,039   4,753,904
#*  Sangamo Biosciences, Inc...........................     9,721     115,485
#*  Sciclone Pharmaceuticals, Inc......................    54,788     264,078
#*  Seattle Genetics, Inc..............................    48,892   1,720,998
    Select Medical Holdings Corp.......................   175,332   2,724,659
*   Sirona Dental Systems, Inc.........................    42,304   3,392,781
*   Skilled Healthcare Group, Inc. Class A.............    15,845      94,278
    Span-America Medical Systems, Inc..................     1,628      31,746
*   Special Diversified Opportunities, Inc.............     6,364       7,891
#*  Spectranetics Corp. (The)..........................     9,625     246,881
#*  Spectrum Pharmaceuticals, Inc......................    39,588     278,700
    St Jude Medical, Inc...............................   100,799   6,571,087
#*  Staar Surgical Co..................................     7,839     100,888
#*  Stereotaxis, Inc...................................     1,899       6,248
    STERIS Corp........................................    44,418   2,259,988
    Stryker Corp.......................................    57,385   4,577,601
#*  Sucampo Pharmaceuticals, Inc. Class A..............    11,999      70,794
*   SunLink Health Systems, Inc........................     2,605       3,100

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
#*  SurModics, Inc.....................................  12,999 $      246,851
*   Symmetry Medical, Inc..............................  33,805        297,822
*   Targacept, Inc.....................................   1,592          4,442
*   Taro Pharmaceutical Industries, Ltd................   9,801      1,384,489
*   Team Health Holdings, Inc..........................  64,180      3,629,379
    Techne Corp........................................  32,961      3,075,920
    Teleflex, Inc......................................  41,136      4,431,993
#*  Tenet Healthcare Corp..............................  87,642      4,624,868
#*  Theravance Biopharma, Inc..........................  13,088        366,857
#*  Theravance, Inc....................................  45,811        994,099
    Thermo Fisher Scientific, Inc...................... 123,251     14,974,996
*   Thoratec Corp......................................  45,894      1,491,555
*   Tornier NV.........................................  27,511        570,303
#   Transcept Pharmaceuticals, Inc.....................   9,901         22,178
*   Triple-S Management Corp. Class B..................  20,296        350,715
#*  United Therapeutics Corp...........................  41,007      3,729,177
    UnitedHealth Group, Inc............................ 363,224     29,439,305
    Universal American Corp............................  80,319        637,733
    Universal Health Services, Inc. Class B............  71,985      7,673,601
*   Uroplasty, Inc.....................................   2,100          4,956
    US Physical Therapy, Inc...........................  10,155        354,816
#   Utah Medical Products, Inc.........................   2,567        133,510
#*  Varian Medical Systems, Inc........................  40,403      3,319,106
*   Vascular Solutions, Inc............................  12,692        313,112
*   VCA, Inc........................................... 102,433      3,819,727
*   Vertex Pharmaceuticals, Inc........................  50,604      4,499,202
#*  Vical, Inc.........................................  14,130         18,510
#*  Volcano Corp.......................................   4,371         72,165
*   Waters Corp........................................  26,384      2,729,161
*   WellCare Health Plans, Inc.........................  49,341      3,077,892
    WellPoint, Inc..................................... 106,927     11,741,654
    West Pharmaceutical Services, Inc..................  56,638      2,307,998
*   Wright Medical Group, Inc..........................  47,631      1,467,987
#*  XenoPort, Inc......................................   5,173         22,192
    Zimmer Holdings, Inc............................... 100,495     10,056,535
    Zoetis, Inc........................................ 548,666     18,056,598
                                                                --------------
Total Health Care......................................          1,107,124,817
                                                                --------------
Industrials -- (12.0%)
    3M Co.............................................. 266,453     37,540,563
    AAON, Inc..........................................  43,496        853,382
#   AAR Corp...........................................  35,816        963,450
    ABM Industries, Inc................................  62,208      1,530,939
#   Acacia Research Corp...............................  41,555        708,928
#*  ACCO Brands Corp...................................  86,552        572,974
*   Accuride Corp......................................  14,909         74,545
    Aceto Corp.........................................  30,868        517,348
#   Acme United Corp...................................   1,000         17,000
*   Active Power, Inc..................................     360            864
    Actuant Corp. Class A..............................  73,166      2,361,799
    Acuity Brands, Inc.................................  34,556      3,706,822
#*  Adept Technology, Inc..............................   6,777         61,671
#   ADT Corp. (The).................................... 155,331      5,405,519

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Advisory Board Co. (The)...........................  15,439 $   774,111
*   AECOM Technology Corp.............................. 101,169   3,434,688
#*  Aegion Corp........................................  45,166   1,034,753
*   AeroCentury Corp...................................     691      10,911
*   Aerovironment, Inc.................................  24,952     785,738
    AGCO Corp..........................................  87,613   4,267,629
    Air Lease Corp.....................................  61,221   2,109,063
*   Air Transport Services Group, Inc..................  61,220     469,557
    Aircastle, Ltd.....................................  39,578     710,425
    Alamo Group, Inc...................................  11,977     569,267
    Alaska Air Group, Inc.............................. 189,862   8,348,232
    Albany International Corp. Class A.................  29,657   1,062,907
    Allegiant Travel Co................................  25,596   3,014,185
    Allegion P.L.C.....................................  58,306   2,998,678
    Alliant Techsystems, Inc...........................  33,943   4,410,214
o   Allied Defense Group, Inc..........................   3,200         256
    Allied Motion Technologies, Inc....................   5,104      62,167
    Allison Transmission Holdings, Inc................. 132,419   3,877,228
    Altra Industrial Motion Corp.......................  22,993     720,831
    AMERCO.............................................  18,841   4,958,198
#*  Ameresco, Inc. Class A.............................  21,115     158,785
    American Airlines Group, Inc....................... 153,183   5,951,160
#   American Railcar Industries, Inc...................  19,392   1,326,801
    American Science & Engineering, Inc................   5,659     355,385
#*  American Superconductor Corp.......................   8,960      17,830
*   American Woodmark Corp.............................  12,264     360,562
    AMETEK, Inc........................................ 115,976   5,646,871
#*  AMREP Corp.........................................   3,360      19,219
    AO Smith Corp......................................  76,122   3,554,897
    Apogee Enterprises, Inc............................  26,535     861,061
    Applied Industrial Technologies, Inc...............  33,512   1,623,992
*   ARC Document Solutions, Inc........................  39,885     217,373
#   ArcBest Corp.......................................  24,176     767,104
    Argan, Inc.........................................  16,257     551,112
*   Armstrong World Industries, Inc....................  66,663   3,245,155
#*  Arotech Corp.......................................  14,831      49,091
    Astec Industries, Inc..............................  23,179     900,968
*   Astronics Corp.....................................  12,631     732,598
*   Astronics Corp. Class B............................   1,690      97,547
#*  Atlas Air Worldwide Holdings, Inc..................  27,927     955,662
*   Avalon Holdings Corp. Class A......................     500       2,050
*   Avis Budget Group, Inc............................. 161,539   9,076,876
#   AZZ, Inc...........................................  22,144     966,364
*   B/E Aerospace, Inc.................................  54,163   4,611,438
    Babcock & Wilcox Co. (The)......................... 114,847   3,564,851
#   Baltic Trading, Ltd................................   8,669      44,125
    Barnes Group, Inc..................................  57,905   1,983,246
    Barrett Business Services, Inc.....................   7,132     407,095
#*  Beacon Roofing Supply, Inc.........................  54,549   1,507,734
*   Blount International, Inc..........................  62,419     815,192
#*  BlueLinx Holdings, Inc.............................  25,832      29,707
    Boeing Co. (The)................................... 289,264  34,850,527
    Brady Corp. Class A................................  43,578   1,139,565

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Breeze-Eastern Corp................................   4,762 $    50,049
#   Briggs & Stratton Corp.............................  49,930     915,217
    Brink's Co. (The)..................................  47,513   1,275,249
*   Broadwind Energy, Inc..............................     488       4,233
#*  Builders FirstSource, Inc..........................  59,256     351,981
*   CAI International, Inc.............................  16,994     324,415
    Carlisle Cos., Inc.................................  59,459   4,757,909
*   Casella Waste Systems, Inc. Class A................  23,106     109,060
#   Caterpillar, Inc................................... 214,396  21,600,397
#*  CBIZ, Inc..........................................  52,103     425,160
    CDI Corp...........................................  16,021     222,211
    Ceco Environmental Corp............................  14,425     195,892
    Celadon Group, Inc.................................  23,711     503,622
#   CH Robinson Worldwide, Inc.........................  74,444   5,021,992
#*  Chart Industries, Inc..............................  25,103   1,909,083
    Chicago Bridge & Iron Co. NV.......................  64,397   3,820,030
    Chicago Rivet & Machine Co.........................     474      15,964
    Cintas Corp........................................  87,943   5,505,232
    CIRCOR International, Inc..........................  16,096   1,156,820
*   Civeo Corp......................................... 113,244   2,876,398
    CLARCOR, Inc.......................................  37,669   2,234,148
#*  Clean Harbors, Inc.................................  71,892   4,143,136
#*  Colfax Corp........................................  81,134   5,109,008
    Columbus McKinnon Corp.............................  19,710     458,258
    Comfort Systems USA, Inc...........................  36,120     538,188
*   Command Security Corp..............................   4,000       7,640
#*  Commercial Vehicle Group, Inc......................  14,342     131,373
    Compx International, Inc...........................   1,315      13,827
    Con-way, Inc.......................................  76,525   3,776,509
    Copa Holdings SA Class A...........................   9,709   1,474,506
*   Copart, Inc........................................ 101,822   3,398,818
    Corporate Executive Board Co. (The)................  34,385   2,134,277
    Courier Corp.......................................   9,396     122,618
#   Covanta Holding Corp............................... 129,394   2,642,226
*   Covenant Transportation Group, Inc. Class A........   7,022      83,492
*   CPI Aerostructures, Inc............................   5,447      64,547
*   CRA International, Inc.............................   6,991     166,945
    Crane Co...........................................  52,144   3,577,600
    CSX Corp........................................... 481,471  14,405,612
#*  CTPartners Executive Search, Inc...................   1,200      15,996
    Cubic Corp.........................................  27,600   1,210,536
    Cummins, Inc.......................................  48,079   6,701,732
    Curtiss-Wright Corp................................  49,769   3,160,829
    Danaher Corp....................................... 157,328  11,623,393
    Deere & Co......................................... 157,984  13,446,018
    Delta Air Lines, Inc............................... 302,962  11,348,957
#   Deluxe Corp........................................  88,031   4,842,585
#*  DigitalGlobe, Inc..................................  75,193   1,966,297
    Donaldson Co., Inc.................................  70,699   2,742,414
    Douglas Dynamics, Inc..............................  20,968     350,166
    Dover Corp......................................... 108,773   9,328,373
*   Ducommun, Inc......................................   9,171     253,578
    Dun & Bradstreet Corp. (The).......................  31,408   3,455,822

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   DXP Enterprises, Inc...............................    14,628 $ 1,039,027
*   Dycom Industries, Inc..............................    38,708   1,088,469
    Dynamic Materials Corp.............................    11,762     240,886
#*  Eagle Bulk Shipping, Inc...........................     5,847      10,115
    Eastern Co. (The)..................................     2,746      44,375
    Eaton Corp. P.L.C..................................   163,173  11,082,710
#*  Echo Global Logistics, Inc.........................    19,597     431,330
    Ecology and Environment, Inc. Class A..............     1,746      18,089
    EMCOR Group, Inc...................................    65,833   2,694,545
    Emerson Electric Co................................   295,486  18,807,684
#   Encore Wire Corp...................................    21,516     902,381
#*  Energy Recovery, Inc...............................    34,173     153,095
#   EnerSys............................................    48,288   3,062,908
#*  Engility Holdings, Inc.............................    13,090     452,390
    Ennis, Inc.........................................    20,180     286,152
*   EnPro Industries, Inc..............................    22,284   1,524,671
    EnviroStar, Inc....................................       100         249
    Equifax, Inc.......................................    66,260   5,041,723
    ESCO Technologies, Inc.............................    27,469     921,585
    Espey Manufacturing & Electronics Corp.............     1,489      36,592
*   Esterline Technologies Corp........................    30,614   3,323,150
    Exelis, Inc........................................   190,730   3,211,893
    Expeditors International of Washington, Inc........    68,636   2,963,703
    Exponent, Inc......................................    11,401     810,383
#   Fastenal Co........................................   120,809   5,357,879
    Federal Signal Corp................................    50,581     731,401
    FedEx Corp.........................................   127,289  18,696,208
    Flowserve Corp.....................................    68,140   5,045,086
    Fluor Corp.........................................    96,467   7,029,550
    Fortune Brands Home & Security, Inc................   125,096   4,727,378
    Forward Air Corp...................................    24,843   1,112,221
*   Franklin Covey Co..................................    14,953     282,014
#   Franklin Electric Co., Inc.........................    39,033   1,430,559
#   FreightCar America, Inc............................    11,459     247,285
#*  FTI Consulting, Inc................................    44,539   1,646,161
#*  Fuel Tech, Inc.....................................    19,248      96,817
#*  Furmanite Corp.....................................    36,043     329,793
    G&K Services, Inc. Class A.........................    19,859     955,019
#   GATX Corp..........................................    46,839   2,904,018
*   Gencor Industries, Inc.............................     2,365      25,495
#*  GenCorp, Inc.......................................    39,369     698,800
#*  Generac Holdings, Inc..............................    60,782   2,637,939
#   General Cable Corp.................................    45,033   1,001,084
    General Dynamics Corp..............................    91,455  10,679,200
    General Electric Co................................ 3,092,788  77,783,618
*   Genesee & Wyoming, Inc. Class A....................    54,817   5,466,899
*   Gibraltar Industries, Inc..........................    26,691     392,091
    Global Power Equipment Group, Inc..................    12,367     203,685
#*  Goldfield Corp. (The)..............................    11,623      18,248
#   Gorman-Rupp Co. (The)..............................    17,906     518,916
*   GP Strategies Corp.................................    15,073     410,136
    Graco, Inc.........................................    58,611   4,346,006
#*  GrafTech International, Ltd........................   136,162   1,143,761

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Graham Corp........................................   8,388 $   252,982
#   Granite Construction, Inc..........................  37,926   1,234,491
*   Great Lakes Dredge & Dock Corp.....................  62,243     449,394
#   Greenbrier Cos., Inc. (The)........................  31,578   2,035,202
#   Griffon Corp.......................................  60,722     653,976
*   H&E Equipment Services, Inc........................  39,563   1,431,389
    Hardinge, Inc......................................  10,375     123,774
    Harsco Corp........................................ 115,348   2,914,844
#*  Hawaiian Holdings, Inc.............................  49,733     692,781
#   Healthcare Services Group, Inc.....................  33,609     878,539
#   Heartland Express, Inc............................. 105,424   2,366,769
#   HEICO Corp.........................................  24,670   1,212,777
    HEICO Corp. Class A................................  33,996   1,370,379
    Heidrick & Struggles International, Inc............  14,775     275,849
#*  Heritage-Crystal Clean, Inc........................   4,417      74,912
    Herman Miller, Inc.................................  70,882   2,072,590
*   Hertz Global Holdings, Inc......................... 579,111  16,342,512
*   Hexcel Corp........................................  95,026   3,539,719
*   Hill International, Inc............................  26,258     126,301
    Hillenbrand, Inc...................................  55,819   1,677,361
#   HNI Corp...........................................  36,773   1,299,558
    Honeywell International, Inc....................... 215,621  19,800,476
    Houston Wire & Cable Co............................  17,436     209,406
*   Hub Group, Inc. Class A............................  33,279   1,536,824
    Hubbell, Inc. Class A..............................   4,100     502,578
    Hubbell, Inc. Class B..............................  28,467   3,328,931
*   Hudson Global, Inc.................................  23,996      92,385
    Huntington Ingalls Industries, Inc.................  58,899   5,355,097
    Hurco Cos., Inc....................................   4,582     147,128
*   Huron Consulting Group, Inc........................  21,075   1,273,773
*   Huttig Building Products, Inc......................   2,588       9,446
    Hyster-Yale Materials Handling, Inc................  11,128     891,353
*   ICF International, Inc.............................  18,264     631,386
    IDEX Corp..........................................  65,124   4,937,702
*   IHS, Inc. Class A..................................  20,484   2,690,983
    Illinois Tool Works, Inc........................... 136,172  11,216,488
    Ingersoll-Rand P.L.C............................... 174,920  10,283,547
#*  InnerWorkings, Inc.................................  35,203     286,904
#*  Innovative Solutions & Support, Inc................  10,802      64,272
    Insperity, Inc.....................................  22,229     709,327
    Insteel Industries, Inc............................  15,967     292,994
*   Integrated Electrical Services, Inc................   6,920      44,080
#   Interface, Inc.....................................  63,746   1,010,374
#   International Shipholding Corp.....................   3,805      80,666
#   Intersections, Inc.................................  13,979      51,583
    Iron Mountain, Inc................................. 274,878   9,211,162
    ITT Corp...........................................  86,718   3,986,426
*   Jacobs Engineering Group, Inc......................  99,203   5,040,504
    JB Hunt Transport Services, Inc....................  66,699   5,153,165
#*  JetBlue Airways Corp............................... 325,878   3,493,412
    John Bean Technologies Corp........................  26,748     696,785
#   Joy Global, Inc.................................... 105,852   6,272,790
    Kadant, Inc........................................   7,600     289,864

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Kaman Corp.........................................  51,004 $ 2,040,670
    Kansas City Southern...............................  54,035   5,893,057
    KAR Auction Services, Inc.......................... 146,128   4,283,012
    KBR, Inc........................................... 156,856   3,240,645
#   Kelly Services, Inc. Class A.......................  35,712     569,249
    Kelly Services, Inc. Class B.......................     319       5,370
#   Kennametal, Inc....................................  82,407   3,484,168
#*  Key Technology, Inc................................   3,418      44,571
    Kforce, Inc........................................  35,504     706,175
    Kimball International, Inc. Class B................  29,634     467,328
*   Kirby Corp.........................................  57,411   6,686,085
#   Knight Transportation, Inc.........................  96,348   2,308,498
#   Knightsbridge Tankers, Ltd.........................  53,499     609,889
    Knoll, Inc.........................................  39,342     661,339
*   Korn/Ferry International...........................  53,284   1,567,615
#*  Kratos Defense & Security Solutions, Inc...........  70,420     514,066
    L-3 Communications Holdings, Inc...................  65,147   6,837,829
    Landstar System, Inc...............................  47,497   3,140,977
*   Lawson Products, Inc...............................   5,743     108,543
#*  Layne Christensen Co...............................  20,348     220,776
#   LB Foster Co. Class A..............................  10,072     469,859
    Lennox International, Inc..........................  50,731   4,328,369
    Lincoln Electric Holdings, Inc.....................  66,377   4,410,088
#   Lindsay Corp.......................................  10,381     840,342
#*  LMI Aerospace, Inc.................................   9,060     118,595
    Lockheed Martin Corp............................... 124,291  20,752,868
    LS Starrett Co. (The) Class A......................   4,692      70,098
    LSI Industries, Inc................................  17,359     123,943
#*  Luna Innovations, Inc..............................      90         127
*   Lydall, Inc........................................  12,907     325,644
*   Magnetek, Inc......................................     590      14,886
#*  Manitex International, Inc.........................   2,000      27,640
#   Manitowoc Co., Inc. (The).......................... 130,877   3,476,093
    Manpowergroup, Inc.................................  71,498   5,568,979
    Marten Transport, Ltd..............................  32,819     664,257
    Masco Corp......................................... 310,935   6,467,448
#*  MasTec, Inc........................................  84,555   2,299,050
    Mastech Holdings, Inc..............................   1,412      16,831
    Matson, Inc........................................  42,724   1,151,412
#   McGrath RentCorp...................................  21,730     750,772
*   Meritor, Inc....................................... 121,541   1,527,770
#*  Metalico, Inc......................................  29,181      43,480
*   Mfri, Inc..........................................   3,034      33,404
*   Middleby Corp. (The)...............................  45,861   3,341,432
    Miller Industries, Inc.............................   8,825     169,352
*   Mistras Group, Inc.................................  18,236     385,144
    Mobile Mini, Inc...................................  45,488   1,717,627
*   Moog, Inc. Class A.................................  42,189   2,785,318
*   Moog, Inc. Class B.................................   3,215     216,096
*   MRC Global, Inc.................................... 108,033   2,898,525
    MSA Safety, Inc....................................  31,153   1,613,102
#   MSC Industrial Direct Co., Inc. Class A............  39,305   3,352,323
    Mueller Industries, Inc............................  62,428   1,737,371

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A............... 148,769 $ 1,152,960
#   Multi-Color Corp...................................  12,565     494,684
*   MYR Group, Inc.....................................  21,515     533,787
#   National Presto Industries, Inc....................   5,789     371,075
*   Navigant Consulting, Inc...........................  52,787     861,484
#*  Navistar International Corp........................  33,482   1,177,562
#*  NCI Building Systems, Inc..........................  10,711     179,516
    Nielsen NV......................................... 202,775   9,349,955
#   NL Industries, Inc.................................  32,061     278,931
    NN, Inc............................................  17,391     504,339
    Nordson Corp.......................................  53,033   3,986,491
    Norfolk Southern Corp.............................. 116,471  11,840,442
#*  Nortek, Inc........................................   1,607     128,190
    Northrop Grumman Corp..............................  70,930   8,743,541
*   Northwest Pipe Co..................................   8,570     307,235
#*  NOW, Inc...........................................  35,975   1,158,035
#*  Ocean Power Technologies, Inc......................   5,515       7,611
*   Old Dominion Freight Line, Inc.....................  75,898   4,818,005
#   Omega Flex, Inc....................................   3,648      61,797
*   On Assignment, Inc.................................  42,076   1,136,473
*   Orbital Sciences Corp..............................  62,986   1,616,851
*   Orion Energy Systems, Inc..........................  19,776      83,257
*   Orion Marine Group, Inc............................  13,198     142,670
    Oshkosh Corp.......................................  92,142   4,258,803
    Owens Corning...................................... 113,675   3,870,634
    PACCAR, Inc........................................ 107,129   6,670,923
    Pall Corp..........................................  50,016   3,874,740
*   PAM Transportation Services, Inc...................   4,978     173,035
    Park-Ohio Holdings Corp............................  10,907     647,440
    Parker Hannifin Corp...............................  43,431   4,992,393
*   Patrick Industries, Inc............................  11,096     462,148
#*  Patriot Transportation Holding, Inc................   4,366     145,213
*   Pendrell Corp...................................... 103,176     151,669
    Pentair P.L.C...................................... 150,525   9,644,137
*   PGT, Inc...........................................  38,073     352,556
*   Pike Corp..........................................  31,344     252,633
    Pitney Bowes, Inc.................................. 208,997   5,655,459
#*  Plug Power, Inc....................................     784       4,249
#*  PMFG, Inc..........................................   6,463      33,414
#*  Polypore International, Inc........................  32,355   1,394,501
    Powell Industries, Inc.............................  11,346     662,720
#*  PowerSecure International, Inc.....................  21,605     212,377
    Precision Castparts Corp...........................  33,504   7,665,715
#   Preformed Line Products Co.........................   4,237     229,603
    Primoris Services Corp.............................  59,903   1,430,484
#*  Proto Labs, Inc....................................  14,859   1,203,579
    Providence and Worcester Railroad Co...............   1,227      21,460
    Quad/Graphics, Inc.................................   4,393      92,780
*   Quality Distribution, Inc..........................  25,115     335,285
#   Quanex Building Products Corp......................  44,979     768,691
*   Quanta Services, Inc............................... 158,715   5,315,365
#   Raven Industries, Inc..............................  39,307   1,095,486
    Raytheon Co........................................ 104,576   9,492,364

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    RBC Bearings, Inc..................................  17,675 $   980,609
*   RCM Technologies, Inc..............................   7,192      48,258
#*  Real Goods Solar, Inc. Class A.....................   4,310       9,611
    Regal-Beloit Corp..................................  46,419   3,262,792
*   Republic Airways Holdings, Inc.....................  41,632     413,822
    Republic Services, Inc............................. 273,381  10,369,341
    Resources Connection, Inc..........................  39,666     598,957
*   Rexnord Corp.......................................  62,800   1,689,948
#*  Roadrunner Transportation Systems, Inc.............  37,676     947,175
    Robert Half International, Inc..................... 115,914   5,639,216
    Rockwell Automation, Inc...........................  68,186   7,613,649
    Rockwell Collins, Inc..............................  98,797   7,238,856
    Rollins, Inc.......................................  71,699   2,029,799
    Roper Industries, Inc..............................  39,166   5,642,646
*   RPX Corp...........................................  57,348     894,629
#   RR Donnelley & Sons Co............................. 164,708   2,859,331
#*  Rush Enterprises, Inc. Class A.....................  27,316     962,343
*   Rush Enterprises, Inc. Class B.....................   2,881      89,023
    Ryder System, Inc..................................  60,140   5,179,858
*   Saia, Inc..........................................  29,348   1,339,736
*   Sensata Technologies Holding NV....................  64,030   2,960,747
    Servotronics, Inc..................................     389       2,618
    SIFCO Industries, Inc..............................   3,251      90,996
    Simpson Manufacturing Co., Inc.....................  49,610   1,508,640
    SkyWest, Inc.......................................  44,565     476,400
*   SL Industries, Inc.................................   4,724     170,914
    Snap-on, Inc.......................................  38,814   4,665,443
#*  SolarCity Corp.....................................  25,000   1,788,250
    Southwest Airlines Co.............................. 508,666  14,385,075
#*  SP Plus Corp.......................................   7,985     156,506
*   Sparton Corp.......................................   6,370     176,067
*   Spirit Aerosystems Holdings, Inc. Class A.......... 127,799   4,162,413
*   Spirit Airlines, Inc...............................  61,730   4,038,377
    SPX Corp...........................................  45,481   4,508,532
*   Standard Register Co. (The)........................   2,977      16,225
    Standex International Corp.........................  10,481     691,222
    Stanley Black & Decker, Inc........................ 117,142  10,244,068
    Steelcase, Inc. Class A............................  83,274   1,257,437
*   Stericycle, Inc....................................  28,018   3,296,318
#*  Sterling Construction Co., Inc.....................  11,349     100,666
#   Sun Hydraulics Corp................................  21,527     785,305
*   Supreme Industries, Inc. Class A...................   5,876      40,074
*   Swift Transportation Co............................  71,086   1,453,709
#   TAL International Group, Inc.......................  38,338   1,694,540
#*  Taser International, Inc...........................  32,983     397,775
*   Team, Inc..........................................  15,124     599,062
*   Tecumseh Products Co...............................  12,472      60,739
*   Teledyne Technologies, Inc.........................  30,228   2,756,794
    Tennant Co.........................................  16,552   1,207,468
    Terex Corp......................................... 117,816   4,065,830
    Tetra Tech, Inc....................................  68,201   1,655,920
#   Textainer Group Holdings, Ltd......................  50,784   1,857,171
    Textron, Inc....................................... 159,725   5,809,198

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Thermon Group Holdings, Inc........................   7,328 $   178,657
    Timken Co. (The)...................................  78,256   3,466,741
#   Titan International, Inc...........................  51,879     774,035
#*  Titan Machinery, Inc...............................  18,690     273,995
    Toro Co. (The).....................................  55,768   3,308,715
    Towers Watson & Co. Class A........................  34,849   3,555,295
    TransDigm Group, Inc...............................  33,865   5,686,611
*   TRC Cos., Inc......................................  15,862      79,786
#*  Trex Co., Inc......................................  21,856     615,246
*   Trimas Corp........................................  36,268   1,148,970
#   Trinity Industries, Inc............................ 199,538   8,707,838
#   Triumph Group, Inc.................................  50,187   3,179,346
*   TrueBlue, Inc......................................  33,359     900,359
*   Tutor Perini Corp..................................  54,236   1,476,846
#   Twin Disc, Inc.....................................   9,700     279,748
    Tyco International, Ltd............................ 131,362   5,668,270
*   Ultralife Corp.....................................  11,666      42,114
    UniFirst Corp......................................  15,482   1,505,005
    Union Pacific Corp................................. 330,302  32,471,990
*   United Continental Holdings, Inc................... 308,360  14,304,820
    United Parcel Service, Inc. Class B................ 306,752  29,782,552
*   United Rentals, Inc................................  87,788   9,296,749
#   United Stationers, Inc.............................  42,474   1,638,647
    United Technologies Corp........................... 250,050  26,292,758
    Universal Forest Products, Inc.....................  17,510     766,588
*   Universal Security Instruments, Inc................   1,135       4,154
    Universal Truckload Services, Inc..................  12,449     302,386
#   URS Corp...........................................  74,343   4,257,624
    US Ecology, Inc....................................  21,698     982,051
#*  USA Truck, Inc.....................................   6,922     128,057
#*  USG Corp...........................................  61,275   1,620,724
#   UTi Worldwide, Inc................................. 105,872   1,001,549
#   Valmont Industries, Inc............................  23,602   3,437,159
*   Verisk Analytics, Inc. Class A.....................  75,075   4,507,503
#*  Veritiv Corp.......................................   2,907     116,047
*   Versar, Inc........................................   4,038      12,841
    Viad Corp..........................................  20,448     433,907
*   Vicor Corp.........................................  15,288     120,469
*   Virco Manufacturing Corp...........................   6,445      16,757
*   Volt Information Sciences, Inc.....................  10,850      87,939
#   VSE Corp...........................................   3,584     213,499
#*  Wabash National Corp...............................  69,563     946,752
*   WABCO Holdings, Inc................................  45,761   4,460,782
    Wabtec Corp........................................  62,832   5,069,286
    Waste Connections, Inc............................. 130,759   6,190,131
    Waste Management, Inc.............................. 176,023   7,901,672
    Watsco, Inc........................................  27,287   2,444,097
#   Watsco, Inc. Class B...............................   2,268     204,959
#   Watts Water Technologies, Inc. Class A.............  31,205   1,824,244
#   Werner Enterprises, Inc............................  83,019   2,040,607
*   Wesco Aircraft Holdings, Inc.......................  16,489     312,467
#*  WESCO International, Inc...........................  44,256   3,473,653
#   West Corp..........................................   1,400      36,078

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
*   Willdan Group, Inc................................     3,604 $       27,823
*   Willis Lease Finance Corp.........................     4,420        100,688
    Woodward, Inc.....................................    61,368      3,065,945
    WW Grainger, Inc..................................    36,881      8,672,567
#*  XPO Logistics, Inc................................    17,894        552,746
    Xylem, Inc........................................    93,860      3,312,319
*   YRC Worldwide, Inc................................     8,409        220,148
                                                                 --------------
Total Industrials.....................................            1,298,504,668
                                                                 --------------
Information Technology -- (16.3%)
#*  3D Systems Corp...................................    42,720      2,141,554
    Accenture P.L.C. Class A..........................   277,659     22,012,806
*   ACI Worldwide, Inc................................   121,224      2,271,738
#*  Acorn Energy, Inc.................................    10,523         22,624
    Activision Blizzard, Inc..........................   391,417      8,759,912
*   Actuate Corp......................................    39,862        168,218
*   Acxiom Corp.......................................    65,750      1,204,540
#*  ADDvantage Technologies Group, Inc................     3,642          8,923
*   Adobe Systems, Inc................................    85,770      5,927,565
    ADTRAN, Inc.......................................    53,536      1,190,641
*   Advanced Energy Industries, Inc...................    44,479        748,137
#*  Advanced Micro Devices, Inc.......................   379,611      1,484,279
#   Advent Software, Inc..............................    50,724      1,646,501
*   Aehr Test Systems.................................       788          2,159
*   Aeroflex Holding Corp.............................     6,134         64,775
*   Aetrium, Inc......................................       207          1,056
#*  Agilysys, Inc.....................................    20,355        267,668
*   Akamai Technologies, Inc..........................    76,884      4,537,694
#*  Alliance Data Systems Corp........................    37,087      9,727,549
    Alliance Fiber Optic Products, Inc................     5,439         72,774
#*  Alpha & Omega Semiconductor, Ltd..................    15,468        141,532
    Altera Corp.......................................    90,194      2,951,148
    Amdocs, Ltd.......................................   123,393      5,594,639
#   American Software, Inc. Class A...................    19,865        184,943
*   Amkor Technology, Inc.............................   139,560      1,235,106
    Amphenol Corp. Class A............................    66,103      6,357,126
*   Amtech Systems, Inc...............................     7,913         77,389
#*  ANADIGICS, Inc....................................    59,417         47,534
    Analog Devices, Inc...............................   123,854      6,146,874
    Anixter International, Inc........................    27,071      2,327,294
*   ANSYS, Inc........................................    27,239      2,095,769
*   AOL, Inc..........................................    75,754      2,920,317
    Apple, Inc........................................ 2,241,746    214,243,665
    Applied Materials, Inc............................   361,152      7,569,746
#*  Applied Micro Circuits Corp.......................    28,880        241,148
*   ARRIS Group, Inc..................................   137,064      4,683,477
*   Arrow Electronics, Inc............................   102,391      5,933,558
#*  Ascent Solar Technologies, Inc....................    14,292          5,001
*   Aspen Technology, Inc.............................    95,382      4,143,394
    Astro-Med, Inc....................................     4,620         61,954
*   Atmel Corp........................................   333,677      2,736,151
*   Autobytel, Inc....................................       267          2,926
*   Autodesk, Inc.....................................    60,759      3,241,493

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    Automatic Data Processing, Inc.....................   159,879 $12,999,761
    Avago Technologies, Ltd............................    88,426   6,134,996
*   AVG Technologies NV................................    58,698     997,866
#*  Aviat Networks, Inc................................    47,169      61,320
*   Avid Technology, Inc...............................    37,151     276,775
    Avnet, Inc.........................................   124,893   5,286,721
    AVX Corp...........................................    89,161   1,212,590
    Aware, Inc.........................................    12,087      51,853
*   Axcelis Technologies, Inc..........................    62,314     109,050
*   AXT, Inc...........................................    24,367      52,389
#   Badger Meter, Inc..................................    11,534     575,547
#*  Bankrate, Inc......................................    86,348   1,455,827
#   Bel Fuse, Inc. Class A.............................     1,700      39,219
    Bel Fuse, Inc. Class B.............................     8,861     209,474
    Belden, Inc........................................    35,767   2,428,579
*   Benchmark Electronics, Inc.........................    43,736   1,056,224
    Black Box Corp.....................................    13,595     281,417
#   Blackbaud, Inc.....................................    28,264   1,037,571
#*  Blackhawk Network Holdings, Inc....................     2,627      74,449
*   Blackhawk Network Holdings, Inc. Class B...........    35,143     980,138
#*  Blucora, Inc.......................................    46,839     799,542
#   Booz Allen Hamilton Holding Corp...................    60,863   1,353,593
*   Bottomline Technologies de, Inc....................    28,928     818,952
    Broadcom Corp. Class A.............................    98,470   3,767,462
    Broadridge Financial Solutions, Inc................   143,543   5,794,831
*   BroadVision, Inc...................................     3,362      31,267
    Brocade Communications Systems, Inc................   454,643   4,187,262
#   Brooks Automation, Inc.............................    79,023     804,454
*   Bsquare Corp.......................................     4,926      15,024
*   BTU International, Inc.............................     5,073      16,944
    CA, Inc............................................   328,482   9,486,560
#*  Cabot Microelectronics Corp........................    19,315     776,270
#*  CACI International, Inc. Class A...................    21,582   1,488,942
#*  Cadence Design Systems, Inc........................   226,920   3,819,064
#*  CalAmp Corp........................................    16,958     288,456
*   Calix, Inc.........................................    51,341     476,958
#*  Cardtronics, Inc...................................    38,594   1,488,185
*   Cascade Microtech, Inc.............................     8,576      94,851
    Cass Information Systems, Inc......................     8,617     388,885
#*  Ceva, Inc..........................................    21,122     300,566
*   Checkpoint Systems, Inc............................    39,617     484,912
#*  China Information Technology, Inc..................     1,725       8,366
*   ChyronHego Corp....................................     5,535      11,291
*   CIBER, Inc.........................................    93,231     325,376
#*  Ciena Corp.........................................   116,817   2,281,436
#*  Cirrus Logic, Inc..................................    50,345   1,129,238
    Cisco Systems, Inc................................. 1,871,862  47,227,078
*   Citrix Systems, Inc................................    70,795   4,794,945
#*  Clearfield, Inc....................................     8,284     106,615
*   Cognex Corp........................................    69,870   2,863,273
*   Cognizant Technology Solutions Corp. Class A.......   153,394   7,523,976
*   Coherent, Inc......................................    24,244   1,428,214
    Cohu, Inc..........................................    18,243     203,409

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Communications Systems, Inc........................   6,855 $    75,679
*   CommVault Systems, Inc.............................  21,597   1,037,088
    Computer Sciences Corp............................. 189,823  11,843,057
#   Computer Task Group, Inc...........................  12,978     185,845
    Compuware Corp..................................... 178,883   1,627,835
*   comScore, Inc......................................   7,532     272,583
    Comtech Telecommunications Corp....................  17,310     585,078
*   Comverse, Inc......................................   3,459      88,827
#*  Concur Technologies, Inc...........................  33,247   3,090,641
    Concurrent Computer Corp...........................   5,951      44,335
*   Constant Contact, Inc..............................  24,536     763,806
#   Convergys Corp.....................................  94,587   1,834,042
#*  Conversant, Inc....................................  92,902   2,171,120
*   CoreLogic, Inc.....................................  93,931   2,554,923
    Corning, Inc....................................... 523,751  10,291,707
*   CoStar Group, Inc..................................  21,425   3,079,415
#*  Cray, Inc..........................................  35,502     941,513
#*  Cree, Inc.......................................... 100,922   4,766,546
*   Crexendo, Inc......................................   4,054      12,811
#   CSG Systems International, Inc.....................  38,031     990,327
    CSP, Inc...........................................     709       5,374
    CTS Corp...........................................  30,923     537,751
*   CyberOptics Corp...................................   4,778      39,371
    Daktronics, Inc....................................  34,304     380,774
#*  Datalink Corp......................................  17,533     198,123
#*  Dealertrack Technologies, Inc......................  42,783   1,607,357
#*  Demand Media, Inc..................................  42,677     231,736
*   Dice Holdings, Inc.................................  43,429     397,810
#   Diebold, Inc.......................................  61,433   2,314,795
*   Digi International, Inc............................  22,616     186,808
#   Digimarc Corp......................................   4,419     112,066
*   Digital River, Inc.................................  36,018     514,697
*   Diodes, Inc........................................  47,242   1,204,671
#*  Dolby Laboratories, Inc. Class A...................  39,752   1,774,529
*   Dot Hill Systems Corp..............................  26,438     103,901
*   DSP Group, Inc.....................................  16,722     148,324
    DST Systems, Inc...................................  42,236   3,804,197
*   DTS, Inc...........................................  15,126     273,629
    EarthLink Holdings Corp............................  86,005     338,860
*   eBay, Inc.......................................... 254,864  13,456,819
#   Ebix, Inc..........................................  29,226     367,079
#*  Echelon Corp.......................................   6,990      15,797
*   EchoStar Corp. Class A.............................  43,970   2,229,279
*   Edgewater Technology, Inc..........................   5,900      36,049
*   Elecsys Corp.......................................      58         759
    Electro Rent Corp..................................  22,444     342,271
#   Electro Scientific Industries, Inc.................  23,740     141,965
*   Electronic Arts, Inc............................... 122,671   4,121,746
*   Electronics for Imaging, Inc.......................  45,694   2,013,735
#*  Ellie Mae, Inc.....................................  16,863     484,305
#*  eMagin Corp........................................   9,611      22,490
    EMC Corp........................................... 627,560  18,387,508
#*  Emcore Corp........................................  15,932      64,684

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Emulex Corp........................................ 101,483 $   596,720
#*  EnerNOC, Inc.......................................  33,682     603,581
*   Entegris, Inc...................................... 147,754   1,697,693
*   Entropic Communications, Inc.......................  91,723     255,907
*   Envestnet, Inc.....................................   6,963     303,656
*   EPAM Systems, Inc..................................  41,852   1,617,998
    EPIQ Systems, Inc..................................  34,141     492,313
*   ePlus, Inc.........................................   6,933     379,166
#*  Equinix, Inc.......................................  16,279   3,492,171
*   Euronet Worldwide, Inc.............................  51,903   2,597,226
#*  Exar Corp..........................................  44,266     426,282
*   ExlService Holdings, Inc...........................  23,422     656,987
*   Extreme Networks, Inc..............................  87,771     412,524
*   F5 Networks, Inc...................................  31,929   3,594,886
#*  Fabrinet...........................................  26,758     497,699
*   Facebook, Inc. Class A............................. 540,153  39,242,115
#   FactSet Research Systems, Inc......................  41,765   5,017,229
    Fair Isaac Corp....................................  28,576   1,633,118
#*  Fairchild Semiconductor International, Inc......... 150,957   2,297,566
#*  FalconStor Software, Inc...........................  21,742      32,830
*   FARO Technologies, Inc.............................  11,460     580,220
    FEI Co.............................................  33,554   2,570,236
    Fidelity National Information Services, Inc........ 219,255  12,365,982
#*  Finisar Corp.......................................  87,719   1,730,696
#*  First Solar, Inc................................... 130,087   8,209,791
*   Fiserv, Inc........................................ 145,670   8,983,469
*   FleetCor Technologies, Inc.........................  55,064   7,311,949
    FLIR Systems, Inc.................................. 130,061   4,328,430
*   FormFactor, Inc....................................  53,779     363,008
    Forrester Research, Inc............................  15,969     617,681
*   Fortinet, Inc......................................  80,829   1,984,352
#*  Freescale Semiconductor, Ltd....................... 119,602   2,394,432
*   Frequency Electronics, Inc.........................   5,169      59,133
*   Gartner, Inc.......................................  57,888   3,960,697
*   Genpact, Ltd....................................... 182,432   3,210,803
*   GigOptix, Inc......................................   1,174       1,585
*   Global Cash Access Holdings, Inc...................  76,386     639,351
    Global Payments, Inc...............................  79,430   5,502,116
#   Globalscape, Inc...................................   7,843      20,706
*   Google, Inc. Class A...............................  68,974  39,973,882
*   Google, Inc. Class C...............................  68,974  39,425,538
#*  GSE Systems, Inc...................................  10,738      17,718
*   GSI Group, Inc.....................................  25,444     293,369
*   GSI Technology, Inc................................  18,402     117,773
#*  GT Advanced Technologies, Inc......................  72,222     999,552
*   GTT Communications, Inc............................  22,700     230,632
#*  Guidance Software, Inc.............................   5,853      45,302
    Hackett Group, Inc. (The)..........................  30,512     183,072
*   Harmonic, Inc...................................... 131,051     786,306
    Harris Corp........................................  67,326   4,596,346
#   Heartland Payment Systems, Inc.....................  29,726   1,411,985
    Hewlett-Packard Co................................. 931,583  33,173,671
#*  Hutchinson Technology, Inc.........................  19,571      43,448

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    IAC/InterActiveCorp................................    85,223 $ 5,726,986
*   ID Systems, Inc....................................     7,118      40,715
*   Identiv, Inc.......................................     2,956      32,516
*   IEC Electronics Corp...............................     5,002      21,559
*   iGATE Corp.........................................    48,572   1,733,049
*   II-VI, Inc.........................................    62,581     858,611
*   Ikanos Communications, Inc.........................     4,543       1,999
#*  Imation Corp.......................................    27,305      87,922
#*  Immersion Corp.....................................     9,931     135,558
#*  Infinera Corp......................................    91,317     840,116
*   Informatica Corp...................................    87,297   2,769,061
*   Ingram Micro, Inc. Class A.........................   163,630   4,696,181
*   Innodata, Inc......................................    13,032      39,617
#*  Inphi Corp.........................................    15,287     233,280
*   Insight Enterprises, Inc...........................    47,843   1,256,836
*   Integrated Device Technology, Inc..................   145,003   2,082,243
    Integrated Silicon Solution, Inc...................    28,868     422,050
#   Intel Corp......................................... 2,321,362  78,670,958
*   Intellicheck Mobilisa, Inc.........................     4,118       2,759
#*  Interactive Intelligence Group, Inc................     6,712     304,523
#   InterDigital, Inc..................................    31,463   1,387,204
#*  Internap Network Services Corp.....................    47,600     343,196
    International Business Machines Corp...............   417,467  80,015,900
*   International Rectifier Corp.......................    79,955   1,986,082
*   Interphase Corp....................................     2,397       8,893
    Intersil Corp. Class A.............................   138,626   1,778,572
*   inTEST Corp........................................     1,100       4,961
*   Intevac, Inc.......................................    16,827     106,683
*   IntraLinks Holdings, Inc...........................    44,662     358,189
*   IntriCon Corp......................................     2,604      17,525
    Intuit, Inc........................................   123,403  10,115,344
#*  Inuvo, Inc.........................................       773         736
#*  InvenSense, Inc....................................    14,754     339,490
#*  IPG Photonics Corp.................................    42,610   2,869,784
*   Iteris, Inc........................................     3,700       6,105
#*  Itron, Inc.........................................    42,093   1,514,506
*   Ixia...............................................    53,268     569,968
    IXYS Corp..........................................    23,823     272,059
#   j2 Global, Inc.....................................    43,417   2,123,960
    Jabil Circuit, Inc.................................   208,867   4,168,985
    Jack Henry & Associates, Inc.......................    76,498   4,463,658
#*  JDS Uniphase Corp..................................   175,850   2,087,340
*   Juniper Networks, Inc..............................   285,988   6,732,158
*   Kemet Corp.........................................    43,819     216,028
*   Key Tronic Corp....................................     8,234      87,280
    KLA-Tencor Corp....................................    71,178   5,088,515
#*  Knowles Corp.......................................    53,836   1,565,551
#*  Kofax, Ltd.........................................     8,735      62,717
#*  Kopin Corp.........................................    52,846     181,262
*   Kulicke & Soffa Industries, Inc....................    88,890   1,210,682
#*  KVH Industries, Inc................................    14,698     191,221
    Lam Research Corp..................................   124,245   8,697,150
*   Lattice Semiconductor Corp.........................   108,900     744,876

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
    Leidos Holdings, Inc...............................    90,950 $  3,359,693
#   Lexmark International, Inc. Class A................    80,829    3,882,217
*   LGL Group, Inc. (The)..............................       964        4,632
*   Limelight Networks, Inc............................    80,422      206,685
    Linear Technology Corp.............................   156,455    6,905,141
*   LinkedIn Corp. Class A.............................    21,479    3,879,967
*   Lionbridge Technologies, Inc.......................    50,577      289,806
#*  Liquidity Services, Inc............................     2,998       40,443
    Littelfuse, Inc....................................    17,754    1,543,178
*   LogMeIn, Inc.......................................     2,816      114,639
#*  LoJack Corp........................................    18,587       94,050
*   Magnachip Semiconductor Corp.......................    38,971      545,984
*   Manhattan Associates, Inc..........................    88,179    2,588,935
#   ManTech International Corp. Class A................    24,118      651,186
#   Marchex, Inc. Class B..............................    18,835      207,185
    Marvell Technology Group, Ltd......................   377,061    5,029,994
    MasterCard, Inc. Class A...........................   424,971   31,511,600
#*  Mattersight Corp...................................     2,290       10,946
#*  Mattson Technology, Inc............................    22,568       46,264
    Maxim Integrated Products, Inc.....................   119,916    3,514,738
    MAXIMUS, Inc.......................................    69,409    2,870,756
#*  MaxLinear, Inc. Class A............................     9,110       86,363
*   Maxwell Technologies, Inc..........................    30,742      334,473
*   Measurement Specialties, Inc.......................    12,334    1,060,601
    Mentor Graphics Corp...............................   118,852    2,347,327
#*  Mercury Systems, Inc...............................    24,032      265,554
#   Mesa Laboratories, Inc.............................     2,478      189,493
    Methode Electronics, Inc...........................    33,723    1,078,462
    Micrel, Inc........................................    44,629      466,819
#   Microchip Technology, Inc..........................    71,648    3,225,593
*   Micron Technology, Inc.............................   743,836   22,724,190
*   MICROS Systems, Inc................................    60,867    4,116,435
*   Microsemi Corp.....................................    98,697    2,366,754
    Microsoft Corp..................................... 2,917,492  125,918,955
    MKS Instruments, Inc...............................    58,273    1,851,916
    MOCON, Inc.........................................     3,434       53,227
#*  ModusLink Global Solutions, Inc....................    27,305      101,848
#*  MoneyGram International, Inc.......................    22,061      318,781
    Monolithic Power Systems, Inc......................    27,993    1,154,431
    Monotype Imaging Holdings, Inc.....................    31,633      945,510
*   Monster Worldwide, Inc.............................   128,880      837,720
#*  MoSys, Inc.........................................    27,600       91,356
    Motorola Solutions, Inc............................    99,051    6,307,568
*   Move, Inc..........................................    26,766      390,784
#   MTS Systems Corp...................................    15,242    1,005,972
*   Multi-Fineline Electronix, Inc.....................    19,220      187,587
#*  Nanometrics, Inc...................................    21,470      334,073
*   NAPCO Security Technologies, Inc...................     8,159       39,408
    National Instruments Corp..........................   100,630    3,204,059
*   NCI, Inc. Class A..................................     5,008       44,972
*   NCR Corp...........................................   152,192    4,710,342
*   NeoPhotonics Corp..................................     1,440        4,478
    NetApp, Inc........................................   174,681    6,784,610

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   NETGEAR, Inc.......................................    34,489 $ 1,079,851
#*  Netlist, Inc.......................................    11,100      13,764
*   Netscout Systems, Inc..............................    36,443   1,549,921
#*  NetSuite, Inc......................................    17,837   1,503,837
#*  NeuStar, Inc. Class A..............................    51,089   1,423,340
*   Newport Corp.......................................    39,599     685,459
    NIC, Inc...........................................    21,689     365,893
*   Novatel Wireless, Inc..............................    23,600      44,368
#*  Nuance Communications, Inc.........................   227,048   4,127,733
#*  Numerex Corp. Class A..............................     7,300      73,365
    NVIDIA Corp........................................   437,793   7,661,377
#*  Oclaro, Inc........................................    55,087     102,462
*   OmniVision Technologies, Inc.......................    52,695   1,180,368
*   ON Semiconductor Corp..............................   420,162   3,596,587
*   Onvia, Inc.........................................       442       2,117
*   Oplink Communications, Inc.........................    18,141     345,767
    Optical Cable Corp.................................     3,696      15,930
    Oracle Corp........................................ 1,375,911  55,573,045
*   OSI Systems, Inc...................................    16,086   1,066,502
*   Palo Alto Networks, Inc............................    29,800   2,409,628
#*  Pandora Media, Inc.................................    86,387   2,170,041
*   PAR Technology Corp................................     8,654      33,751
#   Park Electrochemical Corp..........................    18,914     532,618
#*  Parkervision, Inc..................................     2,905       3,631
    Paychex, Inc.......................................   233,670   9,582,807
    PC Connection, Inc.................................    18,315     374,175
    PC-Tel, Inc........................................    12,027      90,684
*   PCM, Inc...........................................     7,619      75,428
*   PDF Solutions, Inc.................................    16,670     319,397
    Pegasystems, Inc...................................    18,902     403,936
    Perceptron, Inc....................................     7,250      81,563
*   Perficient, Inc....................................    32,938     559,617
*   Pericom Semiconductor Corp.........................    19,546     172,591
#*  Photronics, Inc....................................    53,760     428,467
*   Planar Systems, Inc................................     9,180      24,878
    Plantronics, Inc...................................    35,683   1,676,031
*   Plexus Corp........................................    37,154   1,461,267
*   PLX Technology, Inc................................    26,267     170,473
*   PMC-Sierra, Inc....................................   189,227   1,273,498
*   Polycom, Inc.......................................   154,045   1,974,857
    Power Integrations, Inc............................    23,948   1,289,121
#*  PRGX Global, Inc...................................    24,971     150,325
#*  Procera Networks, Inc..............................    11,749     117,607
*   Progress Software Corp.............................    51,253   1,188,045
*   PTC, Inc...........................................    98,640   3,547,094
*   Pulse Electronics Corp.............................     1,308       3,192
    QAD, Inc. Class A..................................     5,894     111,397
    QAD, Inc. Class B..................................     1,959      31,305
*   QLogic Corp........................................    87,439     795,695
    QUALCOMM, Inc......................................   411,597  30,334,699
#*  Qualstar Corp......................................     3,826       5,012
#*  Quantum Corp.......................................   104,104     130,130
*   QuinStreet, Inc....................................    30,209     150,743

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Qumu Corp..........................................   6,460 $    84,949
#*  Rackspace Hosting, Inc............................. 112,807   3,416,924
*   Radisys Corp.......................................  20,449      66,255
#*  Rambus, Inc........................................ 102,091   1,175,067
*   RealD, Inc.........................................  33,877     358,080
*   RealNetworks, Inc..................................  27,707     208,357
#*  RealPage, Inc......................................  20,403     328,590
*   Red Hat, Inc.......................................  48,409   2,813,531
    Reis, Inc..........................................   6,081     131,410
*   Relm Wireless Corp.................................   1,238       5,076
#*  Remark Media, Inc..................................   1,020       7,089
#   RF Industries, Ltd.................................   4,931      26,134
#*  RF Micro Devices, Inc.............................. 252,604   2,819,061
    Richardson Electronics, Ltd........................   9,355      93,269
*   Riverbed Technology, Inc........................... 110,153   1,971,739
#*  Rofin-Sinar Technologies, Inc......................  24,231     528,963
*   Rogers Corp........................................  18,659   1,070,280
*   Rosetta Stone, Inc.................................  20,764     200,165
*   Rovi Corp..........................................  95,719   2,236,953
#*  Rubicon Technology, Inc............................  18,250     137,423
#*  Rudolph Technologies, Inc..........................  28,723     264,539
*   Saba Software, Inc.................................  10,919     135,396
*   Salesforce.com, Inc................................ 135,290   7,339,482
    SanDisk Corp....................................... 175,868  16,128,854
*   Sanmina Corp.......................................  96,428   2,245,808
*   Sapient Corp....................................... 152,966   2,257,778
*   ScanSource, Inc....................................  26,611     952,940
#   Science Applications International Corp............  49,338   2,060,848
*   Seachange International, Inc.......................  35,007     262,202
#   Seagate Technology P.L.C........................... 204,877  12,005,792
*   Semtech Corp.......................................  50,115   1,119,068
#*  ServiceNow, Inc....................................  24,300   1,428,840
#*  ServiceSource International, Inc...................   5,015      22,216
#*  Sevcon, Inc........................................     613       4,751
*   ShoreTel, Inc......................................  54,109     334,394
*   Shutterstock, Inc..................................   3,543     276,141
*   Sigma Designs, Inc.................................  28,288     119,941
#*  Silicon Graphics International Corp................  18,836     179,130
*   Silicon Image, Inc.................................  72,830     363,422
*   Silicon Laboratories, Inc..........................  32,884   1,339,365
    Skyworks Solutions, Inc............................ 187,419   9,513,388
#*  Smith Micro Software, Inc..........................  22,674      24,034
*   SMTC Corp..........................................  10,077      19,247
*   SolarWinds, Inc....................................  43,617   1,794,403
    Solera Holdings, Inc...............................  49,733   3,182,912
*   Sonus Networks, Inc................................ 277,971     981,238
*   Spansion, Inc. Class A.............................  59,964   1,137,517
#*  Speed Commerce, Inc................................  23,259      72,335
*   SS&C Technologies Holdings, Inc....................  75,258   3,259,424
*   Stamps.com, Inc....................................  12,220     386,519
*   StarTek, Inc.......................................   8,170      58,089
#*  Stratasys, Ltd.....................................  36,074   3,626,880
#*  SunEdison, Inc..................................... 205,115   4,102,300

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  SunPower Corp...................................... 104,563 $ 3,840,599
#*  Super Micro Computer, Inc..........................  43,745   1,144,807
*   support.com, Inc...................................  43,901     104,484
*   Sykes Enterprises, Inc.............................  45,535     942,575
    Symantec Corp...................................... 263,917   6,244,276
#*  Synaptics, Inc.....................................  36,543   2,639,501
#*  Synchronoss Technologies, Inc......................  31,247   1,262,691
*   SYNNEX Corp........................................  43,882   2,830,389
*   Synopsys, Inc...................................... 115,885   4,376,976
*   Syntel, Inc........................................  27,343   2,361,615
*   Take-Two Interactive Software, Inc................. 164,640   3,684,643
#*  Tangoe, Inc........................................   5,369      74,092
    TE Connectivity, Ltd............................... 126,207   7,810,951
*   Tech Data Corp.....................................  43,718   2,745,053
*   TeleCommunication Systems, Inc. Class A............  44,803     141,129
*   Telenav, Inc.......................................  34,314     170,541
*   TeleTech Holdings, Inc.............................  40,711   1,120,774
#*  Teradata Corp......................................  80,872   3,409,564
#   Teradyne, Inc...................................... 196,904   3,587,591
    Tessco Technologies, Inc...........................   6,747     205,784
    Tessera Technologies, Inc..........................  52,636   1,337,481
    Texas Instruments, Inc............................. 379,163  17,536,289
    TheStreet, Inc.....................................  10,517      25,556
*   TIBCO Software, Inc................................ 131,576   2,539,417
*   TiVo, Inc..........................................  19,132     257,517
    Total System Services, Inc......................... 127,324   4,074,368
    Transact Technologies, Inc.........................   5,192      46,936
#*  Travelzoo, Inc.....................................   2,163      37,290
#*  Trimble Navigation, Ltd............................  85,222   2,633,360
*   Trio Tech International............................   1,525       5,795
*   TriQuint Semiconductor, Inc........................ 195,803   3,520,538
*   TSR, Inc...........................................     210         657
#*  TTM Technologies, Inc..............................  74,295     557,955
*   Tyler Technologies, Inc............................  18,127   1,644,663
#*  Ubiquiti Networks, Inc.............................  12,921     493,970
#*  Ultimate Software Group, Inc. (The)................   8,474   1,143,227
*   Ultra Clean Holdings, Inc..........................  25,327     219,585
#*  Ultratech, Inc.....................................  27,140     642,675
*   Unisys Corp........................................  35,405     753,772
    United Online, Inc.................................  12,987     139,091
#*  Unwired Planet, Inc................................  42,677      85,354
#*  USA Technologies, Inc..............................  15,296      31,204
*   UTStarcom Holdings Corp............................  13,753      41,121
*   Vantiv, Inc. Class A............................... 126,106   4,133,755
#*  Veeco Instruments, Inc.............................  42,670   1,481,076
*   VeriFone Systems, Inc.............................. 110,107   3,689,686
*   Verint Systems, Inc................................  53,512   2,511,853
#*  VeriSign, Inc......................................  49,085   2,653,044
#*  ViaSat, Inc........................................  37,708   2,204,787
*   Viasystems Group, Inc..............................  15,052     147,359
*   Vicon Industries, Inc..............................     600       1,383
*   Video Display Corp.................................   3,612      11,486
*   Virtusa Corp.......................................  22,068     690,287

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Information Technology -- (Continued)
    Visa, Inc. Class A................................. 132,984 $   28,060,954
#   Vishay Intertechnology, Inc........................ 119,662      1,762,621
*   Vishay Precision Group, Inc........................  12,209        176,176
#*  VistaPrint NV......................................  23,086      1,137,216
#*  VMware, Inc. Class A...............................  17,754      1,764,037
#*  Wave Systems Corp. Class A.........................     475            660
    Wayside Technology Group, Inc......................   2,300         40,181
*   Web.com Group, Inc.................................  31,944        848,113
#*  WebMD Health Corp..................................  31,910      1,590,075
*   Westell Technologies, Inc. Class A.................  44,422         76,850
    Western Digital Corp............................... 172,010     17,171,758
#   Western Union Co. (The)............................ 271,953      4,751,019
*   WEX, Inc...........................................  34,062      3,675,971
*   Wireless Telecom Group, Inc........................   3,316          8,389
#*  Workday, Inc. Class A..............................  16,000      1,341,440
*   Xcerra Corp........................................  41,824        391,054
    Xerox Corp......................................... 951,992     12,623,414
    Xilinx, Inc........................................ 103,123      4,241,449
*   XO Group, Inc......................................  24,719        276,111
*   Yahoo!, Inc........................................ 188,708      6,757,633
*   Zebra Technologies Corp. Class A...................  39,815      3,187,987
#*  Zillow, Inc. Class A...............................  13,590      1,950,573
#*  Zix Corp...........................................  44,261        153,586
#*  Zynga, Inc. Class A................................ 661,522      1,931,644
                                                                --------------
Total Information Technology...........................          1,763,002,794
                                                                --------------
Materials -- (4.5%)
    A Schulman, Inc....................................  27,885      1,108,150
*   AEP Industries, Inc................................   4,361        177,711
    Air Products & Chemicals, Inc......................  52,465      6,922,757
    Airgas, Inc........................................  46,604      4,982,900
    Albemarle Corp.....................................  75,025      4,602,033
    Alcoa, Inc......................................... 687,756     11,272,321
    Allegheny Technologies, Inc........................ 118,304      4,454,146
#*  Allied Nevada Gold Corp............................  61,549        192,648
#*  AM Castle & Co.....................................  20,061        166,105
*   American Biltrite, Inc.............................      17          7,591
#   American Vanguard Corp.............................  29,848        378,771
    Ampco-Pittsburgh Corp..............................   7,591        153,110
#   Aptargroup, Inc....................................  54,134      3,307,587
    Ashland, Inc.......................................  60,273      6,307,569
    Avery Dennison Corp................................ 103,617      4,891,759
    Axiall Corp........................................  57,631      2,468,336
    Balchem Corp.......................................  23,292      1,164,600
    Ball Corp.......................................... 111,356      6,821,669
    Bemis Co., Inc..................................... 103,161      4,024,311
*   Berry Plastics Group, Inc..........................  13,455        326,822
    Cabot Corp.........................................  64,308      3,369,096
*   Calgon Carbon Corp.................................  47,248      1,001,658
    Carpenter Technology Corp..........................  54,069      2,927,296
    Celanese Corp. Series A............................  90,714      5,280,462
*   Century Aluminum Co................................ 104,407      1,962,852
    CF Industries Holdings, Inc........................  74,584     18,671,359

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Chase Corp.........................................   5,531 $   186,671
*   Chemtura Corp...................................... 106,726   2,482,447
*   Clearwater Paper Corp..............................  22,824   1,542,902
#   Cliffs Natural Resources, Inc...................... 211,131   3,684,236
#*  Codexis, Inc.......................................   5,607      11,775
*   Coeur Mining, Inc..................................  77,841     607,160
    Commercial Metals Co............................... 140,340   2,419,462
    Compass Minerals International, Inc................  33,247   2,859,907
#*  Contango ORE, Inc..................................     833       8,705
*   Continental Materials Corp.........................     268       4,502
*   Core Molding Technologies, Inc.....................   5,580      73,935
*   Crown Holdings, Inc................................  74,940   3,488,457
    Cytec Industries, Inc..............................  44,533   4,491,153
#   Deltic Timber Corp.................................   6,112     373,443
    Domtar Corp........................................  73,158   2,627,835
    Dow Chemical Co. (The)............................. 365,150  18,648,210
    Eagle Materials, Inc...............................  54,322   4,933,524
    Eastman Chemical Co................................ 117,800   9,280,284
    Ecolab, Inc........................................  85,722   9,303,409
    EI du Pont de Nemours & Co......................... 324,904  20,894,576
*   Ferro Corp......................................... 135,055   1,693,590
#*  Flotek Industries, Inc.............................  41,616   1,200,622
    FMC Corp........................................... 100,679   6,566,284
    Freeport-McMoRan, Inc.............................. 479,860  17,860,389
    Friedman Industries, Inc...........................   5,521      48,143
#   FutureFuel Corp....................................  36,732     578,896
#*  General Moly, Inc..................................  63,899      67,094
    Globe Specialty Metals, Inc........................  52,261     994,527
#*  Golden Minerals Co.................................   7,014       8,347
*   Graphic Packaging Holding Co....................... 335,971   4,031,652
    Greif, Inc. Class A................................  26,368   1,323,146
    Greif, Inc. Class B................................  14,223     762,637
    Hawkins, Inc.......................................   7,394     253,245
    Haynes International, Inc..........................  12,656     630,269
    HB Fuller Co.......................................  44,071   1,967,770
#*  Headwaters, Inc....................................  78,759     841,934
#   Hecla Mining Co.................................... 247,286     781,424
#*  Horsehead Holding Corp.............................  50,607     947,869
    Huntsman Corp...................................... 230,924   6,015,570
    Innophos Holdings, Inc.............................  22,605   1,366,020
    Innospec, Inc......................................  19,885     799,576
    International Flavors & Fragrances, Inc............  36,543   3,690,478
    International Paper Co............................. 165,068   7,840,730
#*  Intrepid Potash, Inc...............................  65,369     968,115
#   Kaiser Aluminum Corp...............................  16,078   1,241,543
*   KapStone Paper and Packaging Corp.................. 111,613   3,319,371
#   KMG Chemicals, Inc.................................   9,500     159,315
    Koppers Holdings, Inc..............................  15,498     558,393
*   Kraton Performance Polymers, Inc...................  32,238     664,425
#   Kronos Worldwide, Inc..............................  56,104     836,511
*   Landec Corp........................................  24,600     300,366
#*  Louisiana-Pacific Corp............................. 139,501   1,888,844
#*  LSB Industries, Inc................................  24,685     950,619

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    LyondellBasell Industries NV Class A............... 184,879 $19,643,394
#   Martin Marietta Materials, Inc.....................  56,358   7,001,354
    Materion Corp......................................  21,499     694,633
#*  McEwen Mining, Inc................................. 136,545     389,153
    MeadWestvaco Corp.................................. 130,601   5,459,122
*   Mercer International, Inc..........................  43,784     436,089
    Minerals Technologies, Inc.........................  34,848   2,023,623
#*  Mines Management, Inc..............................   4,267       3,384
#*  Molycorp, Inc......................................  10,678      22,317
#   Monsanto Co........................................ 145,795  16,487,957
    Mosaic Co. (The)................................... 108,450   5,000,629
    Myers Industries, Inc..............................  38,216     706,232
    Neenah Paper, Inc..................................  13,564     673,046
#   NewMarket Corp.....................................  11,952   4,625,424
    Newmont Mining Corp................................ 158,662   3,952,270
    Noranda Aluminum Holding Corp......................  43,884     193,967
*   Northern Technologies International Corp...........   2,180      44,254
    Nucor Corp......................................... 229,411  11,521,020
#   Olin Corp..........................................  96,399   2,561,321
#   Olympic Steel, Inc.................................  10,794     236,712
#   OM Group, Inc......................................  28,483     805,214
*   OMNOVA Solutions, Inc..............................  37,968     306,402
*   Owens-Illinois, Inc................................ 230,455   7,187,891
    Packaging Corp. of America.........................  71,239   4,713,172
*   Penford Corp.......................................   9,592     117,790
    PH Glatfelter Co...................................  39,283     934,935
    PolyOne Corp.......................................  85,226   3,234,327
    PPG Industries, Inc................................  47,496   9,421,307
    Praxair, Inc....................................... 135,907  17,415,123
#   Quaker Chemical Corp...............................  10,595     748,113
    Reliance Steel & Aluminum Co.......................  65,756   4,487,847
#*  Rentech, Inc....................................... 153,569     333,245
*   Resolute Forest Products, Inc......................   5,912      90,986
    Rock-Tenn Co. Class A..............................  53,558   5,325,272
    Rockwood Holdings, Inc.............................  59,647   4,708,534
#   Royal Gold, Inc....................................  43,990   3,324,324
    RPM International, Inc............................. 125,399   5,540,128
#*  RTI International Metals, Inc......................  27,121     674,228
#   Schnitzer Steel Industries, Inc. Class A...........  26,160     698,734
    Schweitzer-Mauduit International, Inc..............  25,108   1,025,160
    Scotts Miracle-Gro Co. (The) Class A...............  60,555   3,221,526
    Sealed Air Corp.................................... 169,269   5,436,920
#*  Senomyx, Inc.......................................   8,376      59,093
    Sensient Technologies Corp.........................  53,121   2,788,852
    Sherwin-Williams Co. (The).........................  38,850   8,012,035
    Sigma-Aldrich Corp.................................  39,262   3,942,690
    Silgan Holdings, Inc...............................  51,538   2,536,700
#*  Silver Bull Resources, Inc.........................     500         133
*   Solitario Exploration & Royalty Corp...............   1,700       2,618
    Sonoco Products Co.................................  83,092   3,252,221
#   Southern Copper Corp...............................  73,734   2,422,899
    Steel Dynamics, Inc................................ 215,383   4,568,273
    Stepan Co..........................................  14,828     713,523

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
#*  Stillwater Mining Co...............................   107,140 $  1,917,806
*   SunCoke Energy, Inc................................    74,597    1,703,050
#   Synalloy Corp......................................     4,755       79,599
*   TimkenSteel Corp...................................    39,128    1,702,459
#*  Trecora Resources..................................    13,745      165,215
    Tredegar Corp......................................    13,871      271,039
    Tronox, Ltd. Class A...............................    64,056    1,700,046
    United States Lime & Minerals, Inc.................     3,372      194,295
#   United States Steel Corp...........................   248,639    8,326,920
#*  Universal Stainless & Alloy Products, Inc..........     5,675      163,610
    US Silica Holdings, Inc............................    46,246    2,599,950
#   Valhi, Inc.........................................    66,024      434,438
    Valspar Corp. (The)................................    63,347    4,754,192
#*  Verso Paper Corp...................................    12,902       40,641
    Vulcan Materials Co................................    98,172    6,197,598
#   Walter Energy, Inc.................................    54,392      312,754
    Wausau Paper Corp..................................    41,597      418,882
    Westlake Chemical Corp.............................    70,852    6,191,756
    Worthington Industries, Inc........................    69,140    2,644,605
*   WR Grace & Co......................................    62,027    5,644,457
#   Zep, Inc...........................................    15,790      246,166
                                                                  ------------
Total Materials........................................            491,459,520
                                                                  ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     2,293           --
o*  Concord Camera Corp. Escrow Shares.................       405           --
o*  Gerber Scientific, Inc. Escrow Shares..............    15,579           --
o*  Softbrands, Inc. Escrow Shares.....................     3,200           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................    17,002      290,054
    Parkway Properties, Inc............................    15,133      313,707
                                                                  ------------
Total Real Estate Investment Trusts....................                603,761
                                                                  ------------
Telecommunication Services -- (2.4%)
#*  8x8, Inc...........................................    51,971      419,926
#*  Alaska Communications Systems Group, Inc...........    30,523       56,162
#   Alteva.............................................     3,521       22,464
    AT&T, Inc.......................................... 2,951,749  105,052,747
#   Atlantic Tele-Network, Inc.........................    15,815      925,336
#*  Boingo Wireless, Inc...............................     4,724       28,864
#   CenturyLink, Inc...................................   202,568    7,948,768
#*  Cincinnati Bell, Inc...............................   184,444      702,732
    Cogent Communications Holdings, Inc................    22,475      780,107
#   Consolidated Communications Holdings, Inc..........    34,175      764,836
    Enventis Corp......................................     9,412      154,169
#   Frontier Communications Corp....................... 1,162,352    7,613,406
*   General Communication, Inc. Class A................    38,056      420,138
*   Globalstar, Inc....................................   128,255      507,890
    HC2 Holdings, Inc..................................     7,362       29,080
    IDT Corp. Class B..................................    17,248      268,896

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
    Inteliquent, Inc...................................    49,370 $    523,816
#*  Iridium Communications, Inc........................    57,785      472,681
*   Level 3 Communications, Inc........................   146,555    6,445,489
    Lumos Networks Corp................................    16,768      257,221
#*  NII Holdings, Inc..................................    86,707       59,420
#   NTELOS Holdings Corp...............................    26,667      321,071
*   ORBCOMM, Inc.......................................    37,244      233,892
*   Premiere Global Services, Inc......................    48,931      640,996
#*  SBA Communications Corp. Class A...................    82,607    8,833,167
    Shenandoah Telecommunications Co...................    24,476      678,230
    Spok Holdings, Inc.................................    21,634      323,861
*   Sprint Corp........................................   252,623    1,856,779
*   Straight Path Communications, Inc. Class B.........     8,024       79,197
*   T-Mobile US, Inc...................................    93,063    3,065,495
    Telephone & Data Systems, Inc......................   113,757    2,843,925
*   tw telecom, Inc....................................   141,825    5,777,950
#*  United States Cellular Corp........................    29,939    1,170,316
    Verizon Communications, Inc........................ 1,733,413   87,398,683
*   Vonage Holdings Corp...............................   252,470      878,596
#   Windstream Holdings, Inc...........................   681,409    7,808,947
                                                                  ------------
Total Telecommunication Services.......................            255,365,253
                                                                  ------------
Utilities -- (2.5%)
    AES Corp...........................................   386,774    5,650,768
    AGL Resources, Inc.................................    96,547    4,985,687
#   ALLETE, Inc........................................    42,364    1,987,719
    Alliant Energy Corp................................    42,392    2,395,148
    Ameren Corp........................................    86,993    3,344,881
    American Electric Power Co., Inc...................   131,606    6,842,196
    American States Water Co...........................    38,617    1,179,749
    American Water Works Co., Inc......................    63,904    3,052,694
#   Aqua America, Inc..................................   146,321    3,479,513
#   Artesian Resources Corp. Class A...................     4,218       91,910
    Atmos Energy Corp..................................    87,188    4,212,924
#   Avista Corp........................................    61,470    1,907,414
    Black Hills Corp...................................    45,605    2,403,840
#*  Cadiz, Inc.........................................     2,464       22,127
#   California Water Service Group.....................    43,217      984,051
*   Calpine Corp.......................................   273,448    6,026,794
    CenterPoint Energy, Inc............................   148,224    3,604,808
    Chesapeake Utilities Corp..........................     7,918      515,383
    Cleco Corp.........................................    55,989    3,120,827
    CMS Energy Corp....................................    93,423    2,702,727
#   Connecticut Water Service, Inc.....................     8,395      267,717
#   Consolidated Edison, Inc...........................    92,515    5,189,166
    Consolidated Water Co., Ltd........................    12,219      126,955
#   Delta Natural Gas Co., Inc.........................     2,858       56,017
    Dominion Resources, Inc............................   156,895   10,612,378
    DTE Energy Co......................................    61,280    4,523,690
    Duke Energy Corp...................................   181,105   13,063,104
*   Dynegy, Inc........................................    73,236    1,944,416
    Edison International...............................    99,099    5,430,625
    El Paso Electric Co................................    41,125    1,515,456

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Utilities -- (Continued)
    Empire District Electric Co. (The).................  41,986 $ 1,029,077
    Entergy Corp.......................................  62,159   4,527,040
    Exelon Corp........................................ 230,967   7,178,454
    FirstEnergy Corp................................... 150,426   4,694,795
    Gas Natural, Inc...................................   3,269      42,137
*   Genie Energy, Ltd. Class B.........................  16,745     116,043
#   Great Plains Energy, Inc........................... 149,645   3,709,699
#   Hawaiian Electric Industries, Inc..................  79,894   1,887,096
    IDACORP, Inc.......................................  51,311   2,747,704
    Integrys Energy Group, Inc.........................  68,043   4,460,899
#   ITC Holdings Corp.................................. 129,036   4,658,200
#   Laclede Group, Inc. (The)..........................  42,083   1,977,059
    MDU Resources Group, Inc........................... 130,874   4,123,840
#   MGE Energy, Inc....................................  29,578   1,112,724
#   Middlesex Water Co.................................  12,498     253,959
#   National Fuel Gas Co...............................  44,042   3,034,934
#   New Jersey Resources Corp..........................  43,010   2,196,951
    NextEra Energy, Inc................................ 117,670  11,048,036
    NiSource, Inc...................................... 110,538   4,165,072
    Northeast Utilities................................ 109,437   4,804,284
#   Northwest Natural Gas Co...........................  26,595   1,149,436
#   NorthWestern Corp..................................  38,754   1,791,210
    NRG Energy, Inc.................................... 239,653   7,419,657
    OGE Energy Corp....................................  68,982   2,479,903
#   ONE Gas, Inc.......................................  30,617   1,102,212
#   Ormat Technologies, Inc............................  33,366     860,509
#   Otter Tail Corp....................................  34,620     967,975
    Pepco Holdings, Inc................................  86,562   2,324,190
    PG&E Corp.......................................... 125,334   5,598,670
    Piedmont Natural Gas Co., Inc......................  70,597   2,449,010
    Pinnacle West Capital Corp.........................  38,314   2,049,416
    PNM Resources, Inc.................................  80,566   2,066,518
#   Portland General Electric Co.......................  77,769   2,483,164
    PPL Corp........................................... 170,402   5,621,562
    Public Service Enterprise Group, Inc............... 177,379   6,238,419
    Questar Corp....................................... 148,283   3,297,814
    RGC Resources, Inc.................................   1,530      30,279
#   SCANA Corp.........................................  49,111   2,498,768
    Sempra Energy......................................  62,865   6,268,269
    SJW Corp...........................................  15,795     423,464
#   South Jersey Industries, Inc.......................  33,331   1,785,542
    Southern Co. (The)................................. 240,406  10,407,176
    Southwest Gas Corp.................................  47,081   2,331,922
#   TECO Energy, Inc................................... 225,328   3,934,227
    UGI Corp........................................... 121,147   5,880,475
#   UIL Holdings Corp..................................  57,344   2,013,348
    Unitil Corp........................................  11,996     383,872
#   UNS Energy Corp....................................  32,100   1,939,482
    Vectren Corp.......................................  72,321   2,754,707
#   Westar Energy, Inc................................. 124,165   4,474,907
#   WGL Holdings, Inc..................................  51,453   2,005,638
    Wisconsin Energy Corp..............................  78,566   3,423,906
    Xcel Energy, Inc................................... 173,926   5,356,921

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
#    York Water Co..................................     10,442 $       198,711
                                                                ---------------
Total Utilities.....................................                273,019,966
                                                                ---------------
TOTAL COMMON STOCKS.................................              9,813,030,797
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares......................        666              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.....        988              --
o*   Community Health Systems, Inc.
       Rights 01/04/16..............................    216,226          11,892
o*   Leap Wireless International, Inc. Contingent
       Value Rights.................................     51,554         129,916
o*   LGL Group, Inc. (The) Warrants 08/06/18........      4,820             155
o#*  Magnum Hunter Resources Corp. Warrants
        04/15/16....................................     12,563              --
o*   PhotoMedex, Inc. Contingent Value Warrants
       12/13/14.....................................        389              --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14......      2,453           2,036
o*   Tejon Ranch Co. Warrants 08/31/16..............      2,148           4,855
o*   Unity Bancorp, Inc. Rights 08/08/14............      3,873             271
TOTAL RIGHTS/WARRANTS...............................                    149,125
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
     State Street Institutional Liquid Reserves,
       0.068%....................................... 46,327,251      46,327,251
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@ DFA Short Term Investment Fund................. 85,202,097     985,788,262
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,854,664,377)^^..........................            $10,845,295,435
                                                                ===============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
 Common Stocks
    Consumer Discretionary. $1,436,977,813 $     14,857   --    $ 1,436,992,670
    Consumer Staples.......    733,340,575           --   --        733,340,575
    Energy.................  1,046,214,692           --   --      1,046,214,692
    Financials.............  1,407,393,780        8,301   --      1,407,402,081
    Health Care............  1,107,063,911       60,906   --      1,107,124,817
    Industrials............  1,298,504,412          256   --      1,298,504,668
    Information Technology.  1,763,002,794           --   --      1,763,002,794
    Materials..............    491,459,520           --   --        491,459,520
    Other..................             --           --   --                 --
    Real Estate
      Investment Trusts....        603,761           --   --            603,761
    Telecommunication
      Services.............    255,365,253           --   --        255,365,253
    Utilities..............    273,019,966           --   --        273,019,966
 Preferred Stocks
    Other..................             --           --   --                 --
 Rights/Warrants...........             --      149,125   --            149,125
 Temporary Cash
   Investments.............     46,327,251           --   --         46,327,251
 Securities Lending
   Collateral..............             --  985,788,262   --        985,788,262
                            -------------- ------------   --    ---------------
 TOTAL..................... $9,859,273,728 $986,021,707   --    $10,845,295,435
                            ============== ============   ==    ===============

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (12.3%)
*   1-800-Flowers.com, Inc. Class A....................  46,103 $   236,047
    Aaron's, Inc....................................... 131,851   3,478,229
#   Abercrombie & Fitch Co. Class A.................... 116,614   4,587,595
    Advance Auto Parts, Inc............................  32,852   3,978,706
#*  Aeropostale, Inc................................... 130,833     434,366
    AH Belo Corp. Class A..............................  28,956     305,486
#*  ALCO Stores, Inc...................................     100         697
*   Amazon.com, Inc....................................  62,932  19,697,087
*   Ambassadors Group, Inc.............................  23,469     100,917
*   AMC Networks, Inc. Class A.........................  39,188   2,346,186
    AMCON Distributing Co..............................     668      53,427
#*  America's Car-Mart, Inc............................  14,916     558,455
*   American Axle & Manufacturing Holdings, Inc........ 109,544   2,014,514
#   American Eagle Outfitters, Inc..................... 273,812   2,918,836
#*  American Public Education, Inc.....................  31,061   1,108,878
*   ANN, Inc........................................... 175,560   6,451,830
*   Apollo Education Group, Inc. Class A............... 264,604   7,390,390
    Arctic Cat, Inc....................................  23,182     825,279
    Ark Restaurants Corp...............................   4,916     104,760
*   Asbury Automotive Group, Inc.......................  75,446   5,094,868
*   Ascena Retail Group, Inc........................... 270,277   4,340,649
*   Ascent Capital Group, Inc. Class A.................  21,275   1,318,624
#   Autoliv, Inc.......................................  52,355   5,209,846
#*  AutoNation, Inc....................................  85,779   4,573,736
*   AutoZone, Inc......................................   9,141   4,726,171
*   Ballantyne Strong, Inc.............................  17,770      68,770
#*  Bally Technologies, Inc............................  37,045   2,228,998
*   Barnes & Noble, Inc................................ 151,948   3,163,557
    Bassett Furniture Industries, Inc..................  14,448     210,652
    Beasley Broadcasting Group, Inc. Class A...........   8,562      52,399
*   Beazer Homes USA, Inc..............................  22,402     343,871
#   bebe stores, Inc................................... 130,718     367,318
#*  Bed Bath & Beyond, Inc............................. 168,645  10,673,542
*   Belmond, Ltd. Class A.............................. 157,124   1,948,338
    Best Buy Co., Inc.................................. 297,864   8,855,497
#   Big 5 Sporting Goods Corp..........................  38,869     385,192
    Big Lots, Inc...................................... 145,063   6,346,506
#*  Biglari Holdings, Inc..............................   3,000   1,275,030
#*  BJ's Restaurants, Inc..............................  65,509   2,244,993
*   Bloomin' Brands, Inc...............................  53,550   1,049,044
#*  Blue Nile, Inc.....................................   5,804     149,453
#   Blyth, Inc.........................................  24,520     148,346
#   Bob Evans Farms, Inc...............................  48,017   2,281,288
#*  Body Central Corp..................................  10,272       5,352
    Bon-Ton Stores, Inc. (The).........................  26,063     242,386
*   Books-A-Million, Inc...............................  20,408      43,673
    BorgWarner, Inc....................................  77,316   4,812,921
    Bowl America, Inc. Class A.........................   3,937      57,579
#*  Boyd Gaming Corp................................... 103,900   1,142,900
*   Bravo Brio Restaurant Group, Inc...................  35,128     523,407
#*  Bridgepoint Education, Inc.........................  71,667     860,721

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   Bright Horizons Family Solutions, Inc..............     6,147 $   255,531
    Brinker International, Inc.........................    80,912   3,628,094
    Brown Shoe Co., Inc................................    85,444   2,408,666
    Brunswick Corp.....................................    86,917   3,505,363
#   Buckle, Inc. (The).................................    38,775   1,725,487
#*  Buffalo Wild Wings, Inc............................    30,969   4,500,415
*   Build-A-Bear Workshop, Inc.........................    26,815     282,898
#*  Cabela's, Inc......................................   100,507   5,865,589
#   Cablevision Systems Corp. Class A..................   133,821   2,572,040
#*  Cache, Inc.........................................    17,013      19,905
#*  Caesars Acquisition Co. Class A....................    22,615     260,072
#*  Caesars Entertainment Corp.........................   147,163   2,354,608
#   Callaway Golf Co...................................   124,004     942,430
*   Cambium Learning Group, Inc........................    82,206     161,124
*   Canterbury Park Holding Corp.......................     5,270      50,276
    Capella Education Co...............................    24,626   1,575,079
*   Career Education Corp..............................   118,197     603,987
#*  CarMax, Inc........................................   134,448   6,562,407
*   Carmike Cinemas, Inc...............................    44,598   1,402,161
    Carnival Corp......................................   202,590   7,337,810
    Carriage Services, Inc.............................    26,463     426,848
*   Carrols Restaurant Group, Inc......................    34,757     261,025
    Carter's, Inc......................................    77,010   5,895,886
#   Cato Corp. (The) Class A...........................    48,224   1,488,193
*   Cavco Industries, Inc..............................    13,129     937,279
    CBS Corp. Class A..................................    18,791   1,072,027
    CBS Corp. Class B..................................   354,501  20,146,292
#*  Central European Media Enterprises, Ltd. Class A...    18,678      48,936
#*  Charles & Colvard, Ltd.............................    29,159      54,527
*   Charter Communications, Inc. Class A...............    19,505   3,013,913
#   Cheesecake Factory, Inc. (The).....................   128,871   5,525,988
    Cherokee, Inc......................................     8,005     134,404
    Chico's FAS, Inc...................................   256,123   4,049,305
#   Children's Place, Inc. (The).......................    38,069   1,911,064
*   Chipotle Mexican Grill, Inc........................    12,522   8,421,045
#   Choice Hotels International, Inc...................    45,476   2,132,370
*   Christopher & Banks Corp...........................    53,335     456,014
    Churchill Downs, Inc...............................    29,902   2,586,523
#*  Chuy's Holdings, Inc...............................     3,487      99,903
*   Cinedigm Corp......................................    83,923     190,505
    Cinemark Holdings, Inc.............................   153,849   5,046,247
*   Citi Trends, Inc...................................    26,259     529,119
    Clear Channel Outdoor Holdings, Inc. Class A.......    55,873     421,841
    Coach, Inc.........................................    34,738   1,200,545
*   Coast Distribution System, Inc. (The)..............     1,760       5,324
*   Cobra Electronics Corp.............................     9,352      38,624
#   Collectors Universe, Inc...........................     8,599     172,152
    Columbia Sportswear Co.............................    50,929   3,807,452
    Comcast Corp. Class A.............................. 1,303,219  70,021,957
    Comcast Corp. Special Class A......................   337,406  18,041,099
#*  Conn's, Inc........................................    56,833   2,273,320
    Cooper Tire & Rubber Co............................   107,590   3,108,275
    Core-Mark Holding Co., Inc.........................    39,840   1,880,448

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Corinthian Colleges, Inc........................... 125,219 $    26,296
#   Cracker Barrel Old Country Store, Inc..............  55,025   5,335,224
*   Crocs, Inc......................................... 168,395   2,672,429
#*  Crown Media Holdings, Inc. Class A.................  51,149     172,884
    CSS Industries, Inc................................   8,600     212,334
#   CST Brands, Inc.................................... 154,850   5,176,635
#   CTC Media, Inc..................................... 114,611   1,108,288
    Culp, Inc..........................................  18,403     333,462
#*  Cumulus Media, Inc. Class A........................ 140,245     726,469
#   Dana Holding Corp.................................. 332,109   7,432,599
#   Darden Restaurants, Inc............................ 144,641   6,761,967
#*  Deckers Outdoor Corp...............................  59,288   5,247,581
#*  Del Frisco's Restaurant Group, Inc.................  11,356     242,110
#*  dELiA*s, Inc.......................................  15,474       9,517
#*  Delta Apparel, Inc.................................  15,491     199,524
    Destination Maternity Corp.........................  23,762     452,191
#*  Destination XL Group, Inc..........................  82,498     441,364
#   DeVry Education Group, Inc......................... 100,361   4,011,429
*   DGSE Cos., Inc.....................................   8,710      13,501
    Dick's Sporting Goods, Inc.........................  34,536   1,468,816
    Dillard's, Inc. Class A............................  77,200   9,203,784
    DineEquity, Inc....................................  38,473   3,118,237
*   DIRECTV............................................ 110,916   9,544,322
*   Discovery Communications, Inc. Class A.............  38,327   3,265,844
*   Discovery Communications, Inc. Class B.............   2,270     193,881
#*  Discovery Communications, Inc. Class C.............  31,784   2,673,034
*   DISH Network Corp. Class A.........................  42,243   2,613,152
#*  Dixie Group, Inc. (The)............................  15,615     131,010
*   Dollar General Corp................................ 307,976  17,009,514
*   Dollar Tree, Inc...................................  74,160   4,039,495
    Domino's Pizza, Inc................................  57,309   4,126,248
#*  Dorman Products, Inc...............................  68,724   2,981,247
*   Dover Downs Gaming & Entertainment, Inc............  18,137      22,853
    Dover Motorsports, Inc.............................   9,156      25,454
    DR Horton, Inc..................................... 360,331   7,458,852
#*  DreamWorks Animation SKG, Inc. Class A............. 131,995   2,639,900
    Drew Industries, Inc...............................  58,752   2,643,840
    DSW, Inc. Class A..................................  92,580   2,461,702
#   Dunkin' Brands Group, Inc.......................... 127,878   5,480,851
#*  Education Management Corp..........................  69,433      89,569
#   Educational Development Corp.......................   3,809      18,283
#   Einstein Noah Restaurant Group, Inc................  40,616     614,520
*   Emerson Radio Corp.................................  26,350      42,423
*   Emmis Communications Corp. Class A.................   5,500      13,750
#*  Empire Resorts, Inc................................   5,120      24,730
#*  Entercom Communications Corp. Class A..............  41,042     387,847
*   Entertainment Gaming Asia, Inc.....................   2,058       1,422
#   Entravision Communications Corp. Class A...........  66,956     374,284
    Escalade, Inc......................................  12,111     192,565
#   Ethan Allen Interiors, Inc.........................  47,995   1,100,045
*   EW Scripps Co. (The) Class A.......................  76,553   1,659,669
    Expedia, Inc.......................................  65,285   5,184,935
*   Express, Inc.......................................  87,347   1,359,119

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
o#*  FAB Universal Corp.................................    23,117 $    26,608
     Family Dollar Stores, Inc..........................    38,461   2,874,960
#*   Famous Dave's Of America, Inc......................    10,924     272,335
#*   Federal-Mogul Holdings Corp........................   129,700   2,067,418
*    Fiesta Restaurant Group, Inc.......................    36,602   1,660,999
     Finish Line, Inc. (The) Class A....................   106,176   2,791,367
#*   Five Below, Inc....................................    29,465   1,079,008
*    Flanigan's Enterprises, Inc........................     1,000      14,890
#    Flexsteel Industries, Inc..........................     7,812     236,391
     Foot Locker, Inc...................................   255,692  12,153,041
     Ford Motor Co...................................... 1,750,693  29,796,795
*    Fossil Group, Inc..................................    36,345   3,561,810
#    Fred's, Inc. Class A...............................    58,107     919,834
     Frisch's Restaurants, Inc..........................     7,545     178,439
#*   FTD Cos., Inc......................................    34,025   1,120,783
*    Fuel Systems Solutions, Inc........................    33,207     348,673
*    Full House Resorts, Inc............................    19,925      28,094
#*   G-III Apparel Group, Ltd...........................    40,352   3,134,140
*    Gaiam, Inc. Class A................................    18,959     124,750
#    GameStop Corp. Class A.............................   202,321   8,491,412
*    Gaming Partners International Corp.................     8,266      71,418
     Gannett Co., Inc...................................   362,135  11,849,057
     Gap, Inc. (The)....................................   250,607  10,051,847
#    Garmin, Ltd........................................   135,206   7,441,738
#*   Geeknet, Inc.......................................     7,665      91,443
     General Motors Co..................................   612,918  20,728,887
#*   Genesco, Inc.......................................    46,125   3,517,954
     Gentex Corp........................................   195,396   5,646,944
*    Gentherm, Inc......................................    62,391   2,611,063
     Genuine Parts Co...................................    58,553   4,849,359
     GNC Holdings, Inc. Class A.........................    12,952     424,955
     Goodyear Tire & Rubber Co. (The)...................   142,429   3,584,938
     Gordmans Stores, Inc...............................    12,089      43,762
     Graham Holdings Co. Class B........................    11,115   7,622,111
*    Grand Canyon Education, Inc........................    61,524   2,645,532
#*   Gray Television, Inc...............................    90,481   1,102,059
*    Gray Television, Inc. Class A......................     3,160      30,210
#    Group 1 Automotive, Inc............................    54,437   4,023,983
#*   Groupon, Inc.......................................    29,440     190,477
#    Guess?, Inc........................................   135,741   3,530,623
     H&R Block, Inc.....................................   123,489   3,967,702
#*   Hampshire Group, Ltd...............................     1,000       3,600
     Hanesbrands, Inc...................................    47,175   4,609,469
     Harley-Davidson, Inc...............................    94,011   5,811,760
     Harman International Industries, Inc...............    48,992   5,318,082
     Harte-Hanks, Inc...................................   101,453     665,532
#    Hasbro, Inc........................................    34,967   1,746,951
     Haverty Furniture Cos., Inc........................    34,291     762,289
     Haverty Furniture Cos., Inc. Class A...............     2,523      56,162
*    Helen of Troy, Ltd.................................    53,869   2,888,994
*    Here Media, Inc....................................       300          --
*    Here Media, Inc. Special Shares....................       300          --
#*   hhgregg, Inc.......................................    53,331     379,183

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Hibbett Sports, Inc................................  28,075 $ 1,401,223
*   Hollywood Media Corp...............................  12,071      15,209
    Home Depot, Inc. (The)............................. 286,801  23,187,861
#   Hooker Furniture Corp..............................  16,557     240,408
#*  Hovnanian Enterprises, Inc. Class A................ 102,044     408,176
#   HSN, Inc...........................................  66,345   3,708,022
*   Hyatt Hotels Corp. Class A.........................  31,138   1,831,849
#*  Iconix Brand Group, Inc............................ 111,831   4,722,623
    International Game Technology...................... 222,506   3,767,027
#   International Speedway Corp. Class A...............  46,350   1,405,332
    Interpublic Group of Cos., Inc. (The).............. 412,069   8,121,880
#   Interval Leisure Group, Inc........................  92,846   1,966,478
#*  iRobot Corp........................................  51,251   1,658,995
*   Isle of Capri Casinos, Inc.........................  54,990     434,971
#*  ITT Educational Services, Inc......................  15,300     217,719
    Jack in the Box, Inc............................... 107,924   6,172,174
#   JAKKS Pacific, Inc.................................  27,534     171,812
*   Jarden Corp........................................ 153,127   8,559,799
#*  JC Penney Co., Inc................................. 188,258   1,765,860
    John Wiley & Sons, Inc. Class A....................  83,396   5,011,266
    John Wiley & Sons, Inc. Class B....................   7,502     453,271
    Johnson Controls, Inc.............................. 373,276  17,633,558
#   Johnson Outdoors, Inc. Class A.....................  19,561     451,077
*   Journal Communications, Inc. Class A...............  71,971     783,044
*   K12, Inc...........................................  50,667   1,181,048
*   Kate Spade & Co....................................  76,431   2,891,385
#   KB Home............................................ 120,600   1,965,780
*   Kirkland's, Inc....................................  29,803     560,594
#   Kohl's Corp........................................ 243,173  13,019,482
#*  Kona Grill, Inc....................................  11,997     221,105
    Koss Corp..........................................   4,495      11,822
#*  Krispy Kreme Doughnuts, Inc........................ 103,485   1,584,355
    L Brands, Inc......................................  88,844   5,150,287
    La-Z-Boy, Inc......................................  93,027   1,957,288
*   Lakeland Industries, Inc...........................   7,818      48,081
#   Lamar Advertising Co. Class A......................  74,317   3,726,998
#*  Lands' End, Inc....................................  37,689   1,326,276
    Las Vegas Sands Corp...............................  86,731   6,405,084
*   Lazare Kaplan International, Inc...................   3,667       6,051
*   LeapFrog Enterprises, Inc..........................  95,048     686,247
    Lear Corp..........................................  74,859   7,049,472
*   Learning Tree International, Inc...................  16,482      39,227
#*  Lee Enterprises, Inc...............................  46,810     177,878
#   Leggett & Platt, Inc............................... 187,397   6,146,622
#   Lennar Corp. Class A............................... 189,831   6,877,577
    Lennar Corp. Class B...............................  30,153     922,682
*   Libbey, Inc........................................  97,178   2,530,515
#*  Liberty Global P.L.C. Class A......................  89,117   3,707,267
*   Liberty Global P.L.C. Class B......................     808      36,223
*   Liberty Global P.L.C. Class C...................... 230,641   9,223,334
*   Liberty Interactive Corp. Class A.................. 542,102  15,205,961
*   Liberty Interactive Corp. Class B..................  11,386     318,808
*   Liberty Media Corp................................. 226,952  10,666,744

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class A........................ 108,252 $ 5,093,257
*   Liberty Media Corp. Class B........................   5,224     259,946
*   Liberty Ventures Series A.......................... 120,298   8,319,810
*   Liberty Ventures Series B..........................   1,138      83,091
#*  Life Time Fitness, Inc.............................  82,152   3,232,681
#   Lifetime Brands, Inc...............................  16,818     285,906
*   LIN Media LLC Class A..............................  49,530   1,278,369
    Lincoln Educational Services Corp..................  32,420     119,630
#   Lions Gate Entertainment Corp......................  19,289     594,101
    Lithia Motors, Inc. Class A........................  52,249   4,642,324
*   Live Nation Entertainment, Inc..................... 340,489   7,902,750
*   LKQ Corp........................................... 376,352   9,843,487
*   Loral Space & Communications, Inc..................  30,095   2,175,868
    Lowe's Cos., Inc................................... 331,612  15,867,634
*   Luby's, Inc........................................  35,781     179,621
#*  Lululemon Athletica, Inc...........................  18,766     721,928
#*  Lumber Liquidators Holdings, Inc...................  34,916   1,893,146
#*  M/I Homes, Inc.....................................  39,164     805,995
    Macy's, Inc........................................ 276,516  15,979,860
*   Madison Square Garden Co. (The) Class A............ 109,895   6,521,169
    Marcus Corp. (The).................................  30,027     530,577
#   Marine Products Corp...............................  47,094     399,828
#*  MarineMax, Inc.....................................  39,369     656,281
#   Marriott International, Inc. Class A...............  81,920   5,301,043
*   Marriott Vacations Worldwide Corp..................  19,229   1,106,629
#*  Martha Stewart Living Omnimedia, Inc. Class A......  60,321     272,048
    Mattel, Inc........................................ 125,420   4,443,003
#   Matthews International Corp. Class A...............  54,585   2,373,921
#*  Mattress Firm Holding Corp.........................  10,007     466,326
*   McClatchy Co. (The) Class A........................  97,918     472,944
    McDonald's Corp.................................... 160,257  15,153,902
#   MDC Holdings, Inc.................................. 110,140   2,970,476
#*  Media General, Inc. Class A........................  37,031     746,545
    Men's Wearhouse, Inc. (The)........................  93,265   4,693,095
#   Meredith Corp......................................  56,139   2,577,903
*   Meritage Homes Corp................................  83,428   3,195,292
*   MGM Resorts International.......................... 534,725  14,352,019
*   Michael Kors Holdings, Ltd.........................  49,127   4,002,868
*   Modine Manufacturing Co............................  98,629   1,358,121
*   Mohawk Industries, Inc.............................  52,396   6,537,449
*   Monarch Casino & Resort, Inc.......................  27,593     344,361
#   Monro Muffler Brake, Inc...........................  48,062   2,441,069
    Morningstar, Inc...................................  20,040   1,358,912
*   Motorcar Parts of America, Inc.....................  19,134     425,923
    Movado Group, Inc..................................  33,112   1,355,274
*   MTR Gaming Group, Inc..............................  26,957     124,002
*   Multimedia Games Holding Co., Inc..................  25,419     613,106
*   Murphy USA, Inc....................................  67,913   3,356,260
    NACCO Industries, Inc. Class A.....................  10,535     502,414
#*  Nathan's Famous, Inc...............................   7,706     383,065
#   National CineMedia, Inc............................  79,372   1,274,714
*   Nautilus, Inc......................................  55,207     549,862
*   Netflix, Inc.......................................   7,841   3,314,548

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Nevada Gold & Casinos, Inc.........................   1,100 $     1,287
*   New York & Co., Inc................................ 111,142     374,549
#   New York Times Co. (The) Class A................... 270,640   3,380,294
    Newell Rubbermaid, Inc.............................  92,609   3,007,940
*   News Corp. Class A................................. 344,974   6,088,791
#*  News Corp. Class B................................. 129,824   2,234,271
#   Nexstar Broadcasting Group, Inc. Class A...........  28,227   1,315,096
    NIKE, Inc. Class B.................................  79,134   6,103,605
*   Nobility Homes, Inc................................   2,557      29,406
    Nordstrom, Inc.....................................  89,112   6,169,224
*   Norwegian Cruise Line Holdings, Ltd................   7,630     250,111
    Nutrisystem, Inc...................................  44,458     713,551
*   NVR, Inc...........................................   6,499   7,320,864
*   O'Reilly Automotive, Inc...........................  73,392  11,008,800
#*  Office Depot, Inc.................................. 869,003   4,353,705
    Omnicom Group, Inc.................................  47,482   3,323,265
*   Orbitz Worldwide, Inc.............................. 173,343   1,534,086
#*  Outerwall, Inc.....................................  48,358   2,660,657
*   Overstock.com, Inc.................................  21,548     350,155
#   Oxford Industries, Inc.............................  35,941   2,141,005
*   P&F Industries, Inc. Class A.......................   2,869      23,095
*   Pacific Sunwear of California, Inc.................  84,041     170,603
#*  Panera Bread Co. Class A...........................  23,395   3,446,083
    Papa John's International, Inc.....................  71,676   2,988,172
#*  Penn National Gaming, Inc.......................... 134,797   1,412,673
    Penske Automotive Group, Inc....................... 156,495   7,269,193
#*  Pep Boys-Manny, Moe & Jack (The)...................  87,677     927,623
*   Perfumania Holdings, Inc...........................   6,982      45,383
#*  Perry Ellis International, Inc.....................  25,247     464,545
#   PetMed Express, Inc................................  32,127     440,140
#   PetSmart, Inc......................................  31,473   2,144,570
#   Pier 1 Imports, Inc................................ 139,418   2,099,635
#*  Pinnacle Entertainment, Inc........................  76,630   1,670,534
    Polaris Industries, Inc............................  30,288   4,468,692
    Pool Corp..........................................  61,716   3,379,568
*   Popeyes Louisiana Kitchen, Inc.....................  31,154   1,255,506
*   Premier Exhibitions, Inc...........................   6,900       4,899
*   Priceline Group, Inc. (The)........................   5,504   6,838,445
    PulteGroup, Inc.................................... 553,094   9,762,109
    PVH Corp...........................................  71,941   7,926,459
*   QEP Co., Inc.......................................     670      12,402
#*  Quiksilver, Inc.................................... 280,118     837,553
#*  Radio One, Inc. Class D............................  33,982     148,501
#*  RadioShack Corp.................................... 143,336      88,868
    Ralph Lauren Corp..................................  12,900   2,010,594
*   Reading International, Inc. Class A................  14,293     114,773
*   Reading International, Inc. Class B................     300       3,624
*   Red Lion Hotels Corp...............................  26,248     143,839
*   Red Robin Gourmet Burgers, Inc.....................  34,879   2,244,812
#   Regal Entertainment Group Class A.................. 110,822   2,156,596
    Regis Corp.........................................  93,341   1,300,240
#   Rent-A-Center, Inc.................................  96,937   2,320,672
#*  Rentrak Corp.......................................  11,567     574,186

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    RG Barry Corp......................................  21,060 $   397,823
#*  Rick's Cabaret International, Inc..................  13,809     153,004
    Rocky Brands, Inc..................................   8,403     126,717
    Ross Stores, Inc...................................  90,690   5,840,436
    Royal Caribbean Cruises, Ltd....................... 237,748  14,181,668
#*  Ruby Tuesday, Inc.................................. 104,938     630,677
    Ruth's Hospitality Group, Inc......................  95,775   1,087,046
#   Ryland Group, Inc. (The)...........................  69,112   2,218,495
    Saga Communications, Inc. Class A..................   5,094     183,384
    Salem Communications Corp. Class A.................  21,782     189,721
*   Sally Beauty Holdings, Inc......................... 101,280   2,628,216
#   Scholastic Corp....................................  38,702   1,370,825
#*  Scientific Games Corp. Class A..................... 143,686   1,227,078
    Scripps Networks Interactive, Inc. Class A.........  41,366   3,408,972
#*  Sears Holdings Corp................................ 125,301   4,780,233
    SeaWorld Entertainment, Inc........................  55,053   1,533,226
#*  Select Comfort Corp................................  82,157   1,659,571
    Service Corp. International........................ 368,150   7,731,150
*   Shiloh Industries, Inc.............................  29,724     505,308
    Shoe Carnival, Inc.................................  34,798     619,404
#*  Shutterfly, Inc....................................  66,497   3,279,632
    Signet Jewelers, Ltd............................... 125,728  12,797,853
#   Sinclair Broadcast Group, Inc. Class A.............  41,284   1,333,886
    Six Flags Entertainment Corp....................... 147,364   5,632,252
*   Sizmek, Inc........................................  46,642     423,976
*   Skechers U.S.A., Inc. Class A......................  63,932   3,335,332
#*  Skullcandy, Inc....................................   5,700      38,532
#*  Skyline Corp.......................................  10,884      51,264
#*  Smith & Wesson Holding Corp........................  28,380     350,493
#   Sonic Automotive, Inc. Class A.....................  83,255   2,024,762
#*  Sonic Corp......................................... 106,493   2,199,080
#   Sotheby's..........................................  89,578   3,551,768
*   Spanish Broadcasting System, Inc. Class A..........   2,346      12,645
    Spartan Motors, Inc................................  47,982     206,323
#   Speedway Motorsports, Inc..........................  61,111   1,065,776
*   Sport Chalet, Inc. Class A.........................   9,608      10,857
*   Sport Chalet, Inc. Class B.........................   1,292       1,454
#   Stage Stores, Inc..................................  58,282   1,050,242
    Standard Motor Products, Inc.......................  47,202   1,701,632
#*  Standard Pacific Corp.............................. 394,219   2,972,411
*   Stanley Furniture Co., Inc.........................  15,342      39,736
#   Staples, Inc....................................... 422,267   4,894,075
    Starbucks Corp.....................................  82,172   6,383,121
    Starwood Hotels & Resorts Worldwide, Inc...........  29,703   2,282,379
*   Starz.............................................. 152,168   4,338,310
*   Starz Class B......................................   5,224     154,108
    Stein Mart, Inc....................................  76,891     998,045
*   Steiner Leisure, Ltd...............................  23,590     941,477
*   Steven Madden, Ltd................................. 100,644   3,205,511
*   Stoneridge, Inc....................................  48,856     535,950
    Strattec Security Corp.............................   4,792     301,081
*   Strayer Education, Inc.............................  11,644     603,392
#   Sturm Ruger & Co., Inc.............................  24,927   1,245,353

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Superior Industries International, Inc.............  42,144 $   788,514
#   Superior Uniform Group, Inc........................  12,533     260,060
    Sypris Solutions, Inc..............................  26,299     124,657
#*  Systemax, Inc......................................  51,897     709,432
    Tandy Leather Factory, Inc.........................   7,929      74,057
    Target Corp........................................ 312,267  18,607,991
*   Taylor Morrison Home Corp. Class A.................   6,407     113,916
*   Tempur Sealy International, Inc....................  51,265   2,804,708
*   Tenneco, Inc.......................................  42,100   2,681,770
#*  Tesla Motors, Inc..................................  18,724   4,181,069
#   Texas Roadhouse, Inc............................... 175,242   4,360,021
#   Thor Industries, Inc...............................  94,562   5,008,949
    Tiffany & Co.......................................  42,344   4,133,198
    Time Warner Cable, Inc............................. 161,177  23,386,783
    Time Warner, Inc................................... 517,992  43,003,696
*   Time, Inc..........................................  64,749   1,560,451
    TJX Cos., Inc. (The)............................... 152,101   8,105,462
*   Toll Brothers, Inc................................. 197,716   6,463,336
*   Tower International, Inc...........................  29,148     918,162
    Town Sports International Holdings, Inc............  30,008     138,037
    Tractor Supply Co.................................. 112,892   7,018,496
    Trans World Entertainment Corp.....................   1,798       6,473
*   TripAdvisor, Inc...................................  53,030   5,029,365
*   TRW Automotive Holdings Corp....................... 127,897  13,082,584
#*  Tuesday Morning Corp...............................  75,510   1,242,895
#*  Tumi Holdings, Inc.................................   8,398     177,030
#   Tupperware Brands Corp.............................  31,327   2,279,979
    Twenty-First Century Fox, Inc. Class A............. 804,033  25,471,765
    Twenty-First Century Fox, Inc. Class B............. 247,608   7,839,269
*   Ulta Salon Cosmetics & Fragrance, Inc..............  39,676   3,663,285
#*  Under Armour, Inc. Class A.........................  43,200   2,883,600
#*  Unifi, Inc.........................................  29,133     834,369
*   Universal Electronics, Inc.........................  24,697   1,176,318
    Universal Technical Institute, Inc.................  35,790     428,406
#*  UQM Technologies, Inc..............................  21,417      35,124
*   Urban Outfitters, Inc..............................  67,742   2,420,422
*   US Auto Parts Network, Inc.........................  39,333     129,012
    Vail Resorts, Inc..................................  68,250   5,152,875
#   Value Line, Inc....................................   7,363     122,962
#*  Valuevision Media, Inc. Class A....................  82,152     376,256
    VF Corp............................................ 148,552   9,101,781
    Viacom, Inc. Class A...............................   8,902     740,112
    Viacom, Inc. Class B............................... 120,573   9,967,770
*   Visteon Corp.......................................  82,031   7,833,960
#*  Vitacost.com, Inc..................................   8,179      65,268
*   Vitamin Shoppe, Inc................................  42,854   1,827,723
#*  VOXX International Corp............................  33,932     336,266
    Walking Co. Holdings, Inc. (The)...................     329       2,632
    Walt Disney Co. (The).............................. 830,524  71,325,401
#   Weight Watchers International, Inc.................  34,160     740,930
*   Wells-Gardner Electronics Corp.....................   4,482       5,468
#   Wendy's Co. (The).................................. 686,659   5,596,271
*   West Marine, Inc...................................  35,052     300,746

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#*  Wet Seal, Inc. (The) Class A....................... 145,614 $      134,271
    Weyco Group, Inc...................................  12,731        330,497
    Whirlpool Corp.....................................  69,189      9,869,119
    Williams-Sonoma, Inc...............................  85,855      5,758,295
    Winmark Corp.......................................   5,100        333,897
#*  Winnebago Industries, Inc..........................  47,064      1,106,004
#   Wolverine World Wide, Inc.......................... 139,978      3,395,866
#   World Wrestling Entertainment, Inc. Class A........  51,161        638,489
    Wyndham Worldwide Corp............................. 180,614     13,645,388
    Wynn Resorts, Ltd..................................  19,658      4,191,086
    Yum! Brands, Inc...................................  85,874      5,959,656
*   Zagg, Inc..........................................  35,013        178,916
#*  Zumiez, Inc........................................  58,261      1,622,569
                                                                --------------
Total Consumer Discretionary...........................          1,645,122,762
                                                                --------------
Consumer Staples -- (5.4%)
#   Alico, Inc.........................................  10,664        393,608
*   Alliance One International, Inc.................... 138,442        314,263
    Altria Group, Inc.................................. 380,680     15,455,608
    Andersons, Inc. (The)..............................  46,573      2,515,873
    Archer-Daniels-Midland Co.......................... 296,514     13,758,250
#   Avon Products, Inc.................................  68,745        907,434
#   B&G Foods, Inc.....................................  99,537      2,794,004
#*  Boston Beer Co., Inc. (The) Class A................   7,349      1,619,720
#*  Boulder Brands, Inc................................  99,079      1,124,547
*   Bridgford Foods Corp...............................   7,329         58,229
    Brown-Forman Corp. Class A.........................  20,355      1,754,601
    Brown-Forman Corp. Class B.........................  26,010      2,253,767
    Bunge, Ltd......................................... 154,173     12,154,999
    Cal-Maine Foods, Inc...............................  38,392      2,733,510
    Calavo Growers, Inc................................  26,785        923,815
#   Campbell Soup Co................................... 115,691      4,811,589
#   Casey's General Stores, Inc........................  71,410      4,725,200
    CCA Industries, Inc................................   5,962         20,986
*   Central Garden and Pet Co..........................  26,310        241,789
*   Central Garden and Pet Co. Class A.................  60,553        564,959
#*  Chefs' Warehouse, Inc. (The).......................     580         10,191
#*  Chiquita Brands International, Inc.................  86,616        830,647
    Church & Dwight Co., Inc...........................  89,722      5,758,358
#   Clorox Co. (The)...................................  50,626      4,397,881
    Coca-Cola Bottling Co. Consolidated................  12,708        887,273
    Coca-Cola Co. (The)................................ 843,372     33,136,086
    Coca-Cola Enterprises, Inc......................... 353,650     16,073,392
#*  Coffee Holding Co., Inc............................   5,400         33,750
    Colgate-Palmolive Co............................... 191,018     12,110,541
    ConAgra Foods, Inc................................. 300,325      9,048,792
*   Constellation Brands, Inc. Class A................. 209,075     17,407,584
*   Constellation Brands, Inc. Class B.................   5,400        449,280
    Costco Wholesale Corp..............................  80,555      9,468,435
#*  Craft Brew Alliance, Inc...........................  25,033        280,870
#*  Crimson Wine Group, Ltd............................  24,913        234,182
*   Crystal Rock Holdings, Inc.........................     200            155
    CVS Caremark Corp.................................. 680,040     51,927,854

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Darling Ingredients, Inc........................... 205,056 $ 3,838,648
#   Dean Foods Co...................................... 165,578   2,536,655
*   Diamond Foods, Inc.................................  29,698     797,688
    Dr Pepper Snapple Group, Inc....................... 257,376  15,123,414
#*  Elizabeth Arden, Inc...............................  48,020     990,653
    Energizer Holdings, Inc............................  47,928   5,500,217
    Estee Lauder Cos., Inc. (The) Class A..............  37,796   2,776,494
#*  Farmer Bros. Co....................................  25,411     520,163
#   Flowers Foods, Inc................................. 177,571   3,389,830
    Fresh Del Monte Produce, Inc....................... 100,092   2,996,754
#*  Fresh Market, Inc. (The)...........................   3,681     110,172
    General Mills, Inc................................. 149,274   7,486,091
    Golden Enterprises, Inc............................   9,888      40,244
#*  Hain Celestial Group, Inc. (The)...................  66,335   5,671,642
#   Herbalife, Ltd.....................................  44,162   2,314,089
    Hershey Co. (The)..................................  31,071   2,738,909
    Hillshire Brands Co. (The).........................  76,581   4,806,989
    Hormel Foods Corp.................................. 135,026   6,111,277
*   IGI Laboratories, Inc..............................     647       3,410
    Ingles Markets, Inc. Class A.......................  22,882     561,067
    Ingredion, Inc..................................... 130,320   9,595,462
    Inter Parfums, Inc.................................  51,717   1,351,365
*   Inventure Foods, Inc...............................   9,619     115,909
    J&J Snack Foods Corp...............................  32,795   2,954,502
    JM Smucker Co. (The)............................... 102,584  10,221,470
#   John B. Sanfilippo & Son, Inc......................   8,216     217,313
    Kellogg Co.........................................  38,854   2,324,635
#   Keurig Green Mountain, Inc.........................  72,737   8,676,069
    Kimberly-Clark Corp................................  75,775   7,870,749
    Kraft Foods Group, Inc............................. 218,931  11,731,418
    Kroger Co. (The)................................... 215,844  10,572,039
#   Lancaster Colony Corp..............................  49,742   4,344,964
#*  Lifeway Foods, Inc.................................   8,037     100,382
#   Limoneira Co.......................................   2,051      45,225
    Lorillard, Inc.....................................  55,079   3,331,178
*   Mannatech, Inc.....................................   2,000      24,580
    McCormick & Co., Inc.(579780107)...................   3,330     219,780
    McCormick & Co., Inc.(579780206)...................  22,414   1,474,393
    Mead Johnson Nutrition Co..........................  50,716   4,637,471
#*  Medifast, Inc......................................  40,006   1,148,572
#   MGP Ingredients, Inc...............................  20,250     163,013
    Molson Coors Brewing Co. Class A...................   1,020      69,044
    Molson Coors Brewing Co. Class B................... 170,402  11,507,247
    Mondelez International, Inc. Class A............... 938,871  33,799,356
*   Monster Beverage Corp..............................  76,701   4,905,796
*   National Beverage Corp.............................  50,259     861,439
*   Natural Alternatives International, Inc............   7,028      38,162
#   Nature's Sunshine Products, Inc....................     400       6,176
    Nu Skin Enterprises, Inc. Class A..................  62,985   3,696,590
*   Nutraceutical International Corp...................  14,920     344,354
    Oil-Dri Corp. of America...........................  10,212     297,884
*   Omega Protein Corp.................................  31,549     442,317
#   Orchids Paper Products Co..........................   5,292     139,709

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Pantry, Inc. (The).................................  45,663 $    817,824
    PepsiCo, Inc....................................... 387,885   34,172,668
    Philip Morris International, Inc................... 227,017   18,617,664
*   Pilgrim's Pride Corp............................... 253,171    7,078,661
#*  Post Holdings, Inc.................................  74,811    3,360,510
#   Pricesmart, Inc....................................  32,385    2,665,286
    Procter & Gamble Co. (The)......................... 646,219   49,965,653
    Reliv International, Inc...........................   8,132       10,978
#*  Revlon, Inc. Class A...............................  45,959    1,401,750
    Reynolds American, Inc.............................  85,900    4,797,515
*   Rite Aid Corp...................................... 671,134    4,489,886
    Rocky Mountain Chocolate Factory, Inc..............  10,758      137,702
#   Roundy's, Inc......................................   6,131       29,613
    Safeway, Inc....................................... 240,783    8,297,382
#   Sanderson Farms, Inc...............................  81,576    7,430,758
*   Seaboard Corp......................................   1,240    3,536,480
*   Seneca Foods Corp. Class A.........................  13,971      399,850
*   Seneca Foods Corp. Class B.........................   1,999       60,770
#   Snyder's-Lance, Inc................................ 111,753    2,772,592
    SpartanNash Co.....................................  58,884    1,234,209
    Spectrum Brands Holdings, Inc......................  89,716    7,482,314
#*  SUPERVALU, Inc..................................... 110,348    1,011,891
#*  Susser Holdings Corp...............................  36,855    2,954,665
    Sysco Corp......................................... 113,109    4,036,860
*   Tofutti Brands, Inc................................   1,645        7,024
#   Tootsie Roll Industries, Inc.......................  61,827    1,627,905
*   TreeHouse Foods, Inc...............................  63,101    4,637,924
    Tyson Foods, Inc. Class A.......................... 299,875   11,158,349
#*  United Natural Foods, Inc..........................  67,665    3,966,522
    United-Guardian, Inc...............................   4,655      118,889
#   Universal Corp.....................................  35,612    1,849,331
#*  USANA Health Sciences, Inc.........................  22,158    1,414,788
#   Vector Group, Ltd..................................  82,431    1,692,308
    Village Super Market, Inc. Class A.................  10,894      256,227
    Wal-Mart Stores, Inc............................... 773,229   56,894,190
    Walgreen Co........................................ 325,367   22,375,489
    WD-40 Co...........................................  23,104    1,542,423
    Weis Markets, Inc..................................  40,839    1,742,192
*   WhiteWave Foods Co. (The) Class A.................. 157,177    4,682,303
    Whole Foods Market, Inc............................ 111,644    4,267,034
                                                                ------------
Total Consumer Staples.................................          721,721,370
                                                                ------------
Energy -- (11.0%)
*   Abraxas Petroleum Corp.............................  37,774      192,647
    Adams Resources & Energy, Inc......................   6,454      421,704
    Alon USA Energy, Inc...............................  97,591    1,254,044
#*  Alpha Natural Resources, Inc....................... 363,138    1,231,038
    Anadarko Petroleum Corp............................ 346,398   37,012,626
    Apache Corp........................................ 231,068   23,721,441
#*  Approach Resources, Inc............................  49,529    1,042,090
#   Arch Coal, Inc..................................... 334,373      993,088
*   Atwood Oceanics, Inc............................... 110,580    5,324,427
    Baker Hughes, Inc.................................. 223,782   15,389,488

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
*   Barnwell Industries, Inc...........................    10,714 $     32,785
*   Basic Energy Services, Inc.........................   116,017    2,783,248
*   Bill Barrett Corp..................................    91,309    2,192,329
*   BioFuel Energy Corp................................       586        5,221
*   Black Ridge Oil and Gas, Inc.......................     3,728        2,610
    Bolt Technology Corp...............................    13,925      237,700
*   Bonanza Creek Energy, Inc..........................   108,557    6,085,705
#*  BPZ Resources, Inc.................................   187,459      491,143
#   Bristow Group, Inc.................................    59,800    4,267,926
#*  C&J Energy Services, Inc...........................   115,506    3,460,560
    Cabot Oil & Gas Corp...............................   260,940    8,597,973
#*  Cal Dive International, Inc........................   136,372      148,645
*   Callon Petroleum Co................................   100,762      995,529
*   Cameron International Corp.........................   125,154    8,874,670
#   CARBO Ceramics, Inc................................    30,729    3,826,990
#*  Carrizo Oil & Gas, Inc.............................   123,982    7,613,735
*   Cheniere Energy, Inc...............................   109,205    7,727,346
    Chesapeake Energy Corp.............................   731,417   19,287,466
    Chevron Corp....................................... 1,126,532  145,592,996
    Cimarex Energy Co..................................    96,351   13,394,716
*   Clayton Williams Energy, Inc.......................    27,862    2,964,795
#*  Clean Energy Fuels Corp............................   131,913    1,313,853
#*  Cloud Peak Energy, Inc.............................   125,690    1,945,681
*   Cobalt International Energy, Inc...................    44,631      714,989
#   Comstock Resources, Inc............................    79,403    1,878,675
*   Concho Resources, Inc..............................   111,485   15,697,088
    ConocoPhillips.....................................   846,368   69,825,360
    CONSOL Energy, Inc.................................   135,371    5,255,102
*   Contango Oil & Gas Co..............................    31,274    1,258,153
#*  Continental Resources, Inc.........................     8,245    1,210,201
#   Core Laboratories NV...............................    13,711    2,007,702
#   CVR Energy, Inc....................................       696       32,768
    Dawson Geophysical Co..............................    13,291      333,604
    Delek US Holdings, Inc.............................   121,849    3,560,428
#   Denbury Resources, Inc.............................   401,479    6,805,069
    Devon Energy Corp..................................   205,315   15,501,283
#   DHT Holdings, Inc..................................    11,574       76,620
#   Diamond Offshore Drilling, Inc.....................    75,303    3,523,427
#*  Diamondback Energy, Inc............................    10,735      882,739
*   Dresser-Rand Group, Inc............................    64,163    3,818,340
*   Dril-Quip, Inc.....................................    49,886    5,027,012
#*  Emerald Oil, Inc...................................    95,689      702,357
#*  Endeavour International Corp.......................    69,811       98,434
    Energen Corp.......................................    50,283    4,104,601
#   Energy XXI Bermuda, Ltd............................   165,536    3,304,099
*   ENGlobal Corp......................................    27,850       77,702
    EnLink Midstream LLC...............................    90,682    3,464,959
    EOG Resources, Inc.................................   313,746   34,336,362
    EQT Corp...........................................    41,423    3,886,306
*   Era Group, Inc.....................................    35,242      944,486
*   Escalera Resources Co..............................    13,728       30,476
    Evolution Petroleum Corp...........................    23,938      253,982
#   Exterran Holdings, Inc.............................   108,389    4,579,435

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Exxon Mobil Corp................................... 3,041,760 $300,951,734
#*  FieldPoint Petroleum Corp..........................     9,928       49,541
*   FMC Technologies, Inc..............................    73,854    4,490,323
#*  Forbes Energy Services, Ltd........................     1,485        7,811
#*  Forest Oil Corp....................................    12,975       26,469
*   Forum Energy Technologies, Inc.....................     6,979      232,331
    GasLog, Ltd........................................    32,580      830,790
*   Gastar Exploration, Inc............................   155,807    1,031,442
#*  Geospace Technologies Corp.........................    18,034      725,688
#*  Gevo, Inc..........................................     8,138        4,154
#*  Goodrich Petroleum Corp............................     8,198      157,893
#   Green Plains, Inc..................................    69,330    2,599,182
*   Gulf Coast Ultra Deep Royalty Trust................   203,138      485,500
    Gulf Island Fabrication, Inc.......................    22,399      436,781
    Gulfmark Offshore, Inc. Class A....................    47,667    1,824,216
*   Gulfport Energy Corp...............................   103,910    5,549,833
#*  Halcon Resources Corp..............................   130,632      777,260
    Halliburton Co.....................................   229,328   15,821,339
*   Harvest Natural Resources, Inc.....................    65,844      284,446
*   Helix Energy Solutions Group, Inc..................   225,187    5,726,505
    Helmerich & Payne, Inc.............................   117,824   12,519,978
#*  Hercules Offshore, Inc.............................   251,482      887,731
    Hess Corp..........................................   175,764   17,397,121
*   HKN, Inc...........................................       278       19,752
    HollyFrontier Corp.................................   233,319   10,968,326
#*  Hornbeck Offshore Services, Inc....................    67,568    2,952,722
#*  ION Geophysical Corp...............................   266,925    1,000,969
#*  Key Energy Services, Inc...........................   309,215    1,898,580
    Kinder Morgan, Inc.................................   316,488   11,387,238
*   Kodiak Oil & Gas Corp..............................   579,506    9,005,523
*   Kosmos Energy, Ltd.................................    26,995      259,962
#*  Laredo Petroleum, Inc..............................   163,103    4,426,615
#   LinnCo LLC.........................................   128,741    3,745,076
#*  Lucas Energy, Inc..................................    22,519       11,471
#*  Magnum Hunter Resources Corp.......................   179,427    1,153,716
    Marathon Oil Corp..................................   533,204   20,661,655
    Marathon Petroleum Corp............................   228,378   19,064,995
#*  Matador Resources Co...............................   157,654    4,262,964
*   Matrix Service Co..................................    57,711    1,549,540
#*  McDermott International, Inc.......................   345,195    2,519,924
*   Mexco Energy Corp..................................     2,059       14,516
*   Mitcham Industries, Inc............................    18,174      235,717
    Murphy Oil Corp....................................   110,712    6,878,537
    Nabors Industries, Ltd.............................   518,696   14,087,783
    National Oilwell Varco, Inc........................   229,138   18,569,344
*   Natural Gas Services Group, Inc....................    19,519      608,993
*   Newfield Exploration Co............................   273,929   11,039,339
#*  Newpark Resources, Inc.............................   147,888    1,808,670
#   Noble Corp. P.L.C..................................   267,780    8,400,259
    Noble Energy, Inc..................................   202,440   13,460,236
*   Nordic American Offshore, Ltd......................        78        1,427
#   Nordic American Tankers, Ltd.......................     9,013       77,602
#*  Northern Oil and Gas, Inc..........................   111,793    1,798,749

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Nuverra Environmental Solutions, Inc...............  40,056 $   745,843
*   Oasis Petroleum, Inc............................... 175,950   9,404,528
    Occidental Petroleum Corp.......................... 470,771  45,999,034
    Oceaneering International, Inc.....................  64,019   4,347,530
*   Oil States International, Inc......................  93,764   5,746,796
    ONEOK, Inc......................................... 267,903  17,260,990
#*  Overseas Shipholding Group, Inc....................  43,852     300,386
#   Panhandle Oil and Gas, Inc. Class A................  14,188     913,991
*   Parker Drilling Co................................. 212,004   1,310,185
    Patterson-UTI Energy, Inc.......................... 251,688   8,645,483
    PBF Energy, Inc. Class A...........................  16,613     450,212
*   PDC Energy, Inc....................................  69,565   3,774,597
#   Peabody Energy Corp................................ 405,544   6,152,103
#*  Penn Virginia Corp................................. 112,915   1,470,153
*   PetroQuest Energy, Inc............................. 202,570   1,298,474
#*  PHI, Inc. Non-Voting...............................  20,171     795,746
*   PHI, Inc. Voting...................................   2,686      99,301
    Phillips 66........................................ 313,683  25,442,828
*   Pioneer Energy Services Corp....................... 103,030   1,515,571
    Pioneer Natural Resources Co.......................  38,054   8,427,439
*   PostRock Energy Corp...............................   1,400       1,890
*   Pyramid Oil Co.....................................   3,900      21,255
    QEP Resources, Inc................................. 326,093  10,777,374
    Range Resources Corp...............................  72,807   5,503,481
#*  Renewable Energy Group, Inc........................  35,966     402,819
*   REX American Resources Corp........................  14,981   1,263,647
*   Rex Energy Corp.................................... 120,928   1,667,597
#*  RigNet, Inc........................................   5,795     322,318
*   Rosetta Resources, Inc............................. 115,984   5,923,303
    Rowan Cos. P.L.C. Class A.......................... 218,091   6,656,137
#*  Royale Energy, Inc.................................   3,300      12,408
    RPC, Inc........................................... 237,456   5,342,760
#*  SandRidge Energy, Inc.............................. 850,047   5,066,280
    Schlumberger, Ltd.................................. 324,889  35,214,719
#   Scorpio Tankers, Inc............................... 123,518   1,159,834
#*  SEACOR Holdings, Inc...............................  37,273   2,831,257
    SemGroup Corp. Class A.............................  71,694   5,526,174
*   Seventy Seven Energy, Inc..........................  52,244   1,171,833
#   Ship Finance International, Ltd.................... 133,320   2,426,424
    SM Energy Co....................................... 114,306   8,977,593
*   Southwestern Energy Co............................. 467,197  18,958,854
    Spectra Energy Corp................................ 102,350   4,188,162
*   Steel Excel, Inc...................................  15,552     522,936
*   Stone Energy Corp.................................. 127,036   4,833,720
    Superior Energy Services, Inc...................... 274,451   9,221,554
#*  Swift Energy Co....................................  62,421     689,752
#*  Synergy Resources Corp............................. 127,283   1,339,017
#*  Synthesis Energy Systems, Inc......................  45,358      60,780
    Targa Resources Corp...............................  23,451   2,990,003
#   Teekay Corp........................................ 144,929   8,066,748
#   Tesco Corp.........................................  63,825   1,245,864
    Tesoro Corp........................................ 217,506  13,385,319
#*  TETRA Technologies, Inc............................ 151,829   1,671,637

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Energy -- (Continued)
*   TGC Industries, Inc................................  32,159 $      126,385
#   Tidewater, Inc.....................................  89,848      4,247,115
#   Transocean, Ltd.................................... 176,122      7,104,762
#*  Triangle Petroleum Corp............................ 191,480      2,067,984
#*  Ultra Petroleum Corp...............................  96,263      2,206,348
*   Unit Corp..........................................  82,022      5,196,094
#*  Uranium Energy Corp................................  13,761         24,357
#*  Vaalco Energy, Inc................................. 124,041        855,883
    Valero Energy Corp................................. 327,949     16,659,809
#   W&T Offshore, Inc.................................. 134,193      1,799,528
*   Warren Resources, Inc.............................. 137,074        807,366
*   Weatherford International P.L.C.................... 840,533     18,802,723
    Western Refining, Inc.............................. 173,980      7,126,221
*   Westmoreland Coal Co...............................  11,626        500,964
*   Whiting Petroleum Corp............................. 137,185     12,139,501
*   Willbros Group, Inc................................  83,983        973,363
    Williams Cos., Inc. (The).......................... 198,070     11,216,704
#   World Fuel Services Corp........................... 122,834      5,275,720
*   WPX Energy, Inc.................................... 348,019      7,158,751
#*  Zion Oil & Gas, Inc................................  22,567         43,780
                                                                --------------
Total Energy...........................................          1,482,184,239
                                                                --------------
Financials -- (15.8%)
*   1st Constitution Bancorp...........................   3,197         32,306
    1st Source Corp....................................  41,044      1,165,239
#   1st United Bancorp, Inc............................  39,952        333,599
    Access National Corp...............................  11,632        186,112
    ACE, Ltd........................................... 179,796     17,997,580
*   Affiliated Managers Group, Inc.....................  29,042      5,786,619
    Aflac, Inc......................................... 265,140     15,839,464
    Alexander & Baldwin, Inc...........................  83,362      3,181,928
*   Alleghany Corp.....................................  17,916      7,414,537
    Alliance Bancorp, Inc. of Pennsylvania.............   4,908         77,939
    Allied World Assurance Co. Holdings AG............. 188,505      6,788,065
    Allstate Corp. (The)............................... 247,324     14,456,088
*   Altisource Asset Management Corp...................   1,977      1,211,941
#*  Altisource Portfolio Solutions SA..................  19,775      2,143,215
*   Ambac Financial Group, Inc.........................  10,113        229,161
    Ameriana Bancorp...................................     898         13,021
*   American Capital, Ltd.............................. 518,772      7,864,584
    American Equity Investment Life Holding Co......... 169,373      3,749,918
    American Express Co................................ 264,871     23,308,648
    American Financial Group, Inc...................... 156,168      8,743,846
*   American Independence Corp.........................   1,038         12,560
    American International Group, Inc.................. 789,495     41,037,950
#   American National Bankshares, Inc..................   8,116        174,575
    American National Insurance Co.....................  32,458      3,537,922
*   American River Bankshares..........................   7,316         66,795
o*  American Spectrum Realty, Inc......................   1,280          2,150
    Ameriprise Financial, Inc.......................... 188,929     22,595,908
    Ameris Bancorp.....................................  37,468        818,301
    AMERISAFE, Inc.....................................  30,951      1,132,807
#   AmeriServ Financial, Inc...........................  18,864         59,988

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Amtrust Financial Services, Inc....................   127,459 $ 5,434,852
    Aon P.L.C..........................................   145,250  12,253,290
#*  Arch Capital Group, Ltd............................   139,974   7,481,610
    Argo Group International Holdings, Ltd.............    49,201   2,450,702
#   Arrow Financial Corp...............................    18,742     476,047
    Arthur J Gallagher & Co............................    93,055   4,187,475
    Aspen Insurance Holdings, Ltd......................   115,188   4,608,672
    Associated Banc-Corp...............................   293,580   5,260,954
    Assurant, Inc......................................   137,241   8,695,590
    Assured Guaranty, Ltd..............................   319,214   7,124,857
*   Asta Funding, Inc..................................    19,482     163,259
    Astoria Financial Corp.............................   179,964   2,317,936
    Atlantic American Corp.............................    11,687      47,800
*   Atlantic Coast Financial Corp......................     1,723       7,185
*   Atlanticus Holdings Corp...........................    36,049      95,890
    Auburn National Bancorporation, Inc................     1,955      48,249
#*  AV Homes, Inc......................................    16,627     259,215
    Axis Capital Holdings, Ltd.........................   164,927   7,116,600
#   Baldwin & Lyons, Inc. Class A......................     2,126      50,950
    Baldwin & Lyons, Inc. Class B......................    15,999     395,175
#   Banc of California, Inc............................    16,862     200,152
#   Bancfirst Corp.....................................    26,767   1,630,110
    Bancorp of New Jersey, Inc.........................       200       2,498
*   Bancorp, Inc.......................................    62,463     593,399
#   BancorpSouth, Inc..................................   200,216   4,178,508
    Bank Mutual Corp...................................    65,147     392,836
    Bank of America Corp............................... 4,767,479  72,704,055
    Bank of Commerce Holdings..........................     8,161      51,659
    Bank of Hawaii Corp................................    81,204   4,643,245
#   Bank of Kentucky Financial Corp (The)..............     5,476     189,196
    Bank of New York Mellon Corp. (The)................   398,582  15,560,641
#   Bank of the Ozarks, Inc............................   121,508   3,738,801
#   BankFinancial Corp.................................    27,930     285,445
    BankUnited, Inc....................................   173,510   5,420,452
#   Banner Corp........................................    38,586   1,552,701
    Bar Harbor Bankshares..............................     7,620     208,026
    BB&T Corp..........................................   353,156  13,073,835
    BBCN Bancorp, Inc..................................   151,113   2,269,717
*   BBX Capital Corp. Class A..........................     2,975      53,788
#   BCB Bancorp, Inc...................................     9,933     129,626
*   Bear State Financial, Inc..........................     5,920      49,610
#*  Beneficial Mutual Bancorp, Inc.....................   116,824   1,528,058
    Berkshire Bancorp, Inc.............................     3,850      29,838
*   Berkshire Hathaway, Inc. Class B...................   283,301  35,534,444
    Berkshire Hills Bancorp, Inc.......................    40,482     978,450
#   BGC Partners, Inc. Class A.........................   572,296   4,481,078
    BlackRock, Inc.....................................    73,133  22,285,819
#*  BofI Holding, Inc..................................    30,868   2,302,444
#   BOK Financial Corp.................................   100,294   6,643,475
    Boston Private Financial Holdings, Inc.............   137,194   1,712,181
#   Bridge Bancorp, Inc................................     6,184     147,798
#*  Bridge Capital Holdings............................    11,048     235,654
#   Brookline Bancorp, Inc.............................   122,117   1,102,717

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Brown & Brown, Inc.................................   254,904 $ 7,845,945
    Bryn Mawr Bank Corp................................    21,861     644,900
    C&F Financial Corp.................................     2,201      75,428
    Calamos Asset Management, Inc. Class A.............    34,076     404,141
    California First National Bancorp..................     8,102     118,127
#   Camden National Corp...............................    12,683     449,359
    Cape Bancorp, Inc..................................     6,875      71,294
*   Capital Bank Financial Corp. Class A...............     3,547      80,801
#   Capital City Bank Group, Inc.......................    22,959     308,339
    Capital One Financial Corp.........................   316,576  25,180,455
o   Capital Properties, Inc., 5.000%...................     1,260       1,233
*   Capital Properties, Inc. Class A...................     1,400      14,350
    Capital Southwest Corp.............................    19,500     683,280
#   Capitol Federal Financial, Inc.....................   271,297   3,174,175
#   Cardinal Financial Corp............................    53,172     939,018
*   Carolina Bank Holdings, Inc........................     1,200      12,168
*   Cascade Bancorp....................................    37,490     203,196
#   Cash America International, Inc....................    49,020   2,175,998
    Cathay General Bancorp.............................   160,977   4,119,401
    CBOE Holdings, Inc.................................    61,397   2,975,913
*   CBRE Group, Inc. Class A...........................    96,601   2,979,175
    Centerstate Banks, Inc.............................    41,922     436,827
    Central Pacific Financial Corp.....................    23,282     416,748
#   Century Bancorp, Inc. Class A......................     3,952     138,399
    Charles Schwab Corp. (The).........................   206,046   5,717,777
    Charter Financial Corp.............................     4,056      44,413
    Chemical Financial Corp............................    47,456   1,309,786
    Chicopee Bancorp, Inc..............................     7,105     117,090
    Chubb Corp. (The)..................................   144,361  12,517,542
    Cincinnati Financial Corp..........................   178,811   8,228,882
    CIT Group, Inc.....................................   222,969  10,950,008
    Citigroup, Inc..................................... 1,691,954  82,753,470
    Citizens Community Bancorp, Inc....................     5,940      52,272
#   Citizens Holding Co................................     2,412      45,973
#*  Citizens, Inc......................................    72,414     488,070
#   City Holding Co....................................    26,028   1,084,066
    City National Corp.................................    92,950   6,994,488
    CKX Lands, Inc.....................................     2,161      36,553
    Clifton Bancorp, Inc...............................    35,339     436,790
    CME Group, Inc.....................................   160,665  11,879,570
    CNA Financial Corp.................................   198,155   7,405,052
    CNB Financial Corp.................................    13,395     221,419
    CNO Financial Group, Inc...........................   360,876   5,838,974
    CoBiz Financial, Inc...............................    63,706     721,152
    Codorus Valley Bancorp, Inc........................     3,129      65,646
#   Cohen & Steers, Inc................................    21,767     903,548
*   Colonial Financial Services, Inc...................     2,537      31,395
*   Colony Bankcorp, Inc...............................     3,512      22,231
#   Columbia Banking System, Inc.......................    87,836   2,238,940
#   Comerica, Inc......................................   198,235   9,963,291
    Commerce Bancshares, Inc...........................   166,119   7,485,322
    Commercial National Financial Corp.................     2,306      48,426
#   Community Bank System, Inc.........................    73,530   2,590,462

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Community Bankers Trust Corp.......................   1,768 $     7,673
    Community Trust Bancorp, Inc.......................  28,798   1,007,642
    Community West Bancshares..........................   3,113      21,760
*   CommunityOne Bancorp...............................     122       1,124
    ConnectOne Bancorp, Inc............................  23,751     451,269
    Consolidated-Tomoka Land Co........................   8,114     362,047
*   Consumer Portfolio Services, Inc...................  27,948     202,902
*   Cowen Group, Inc. Class A.......................... 192,855     771,420
    Crawford & Co. Class A.............................  36,655     290,308
#   Crawford & Co. Class B.............................  39,704     365,277
*   Credit Acceptance Corp.............................  29,334   3,336,009
    Cullen/Frost Bankers, Inc.......................... 104,895   8,178,663
#   CVB Financial Corp................................. 174,616   2,669,879
#   Diamond Hill Investment Group, Inc.................   2,604     332,739
    Dime Community Bancshares, Inc.....................  69,370   1,048,874
    Discover Financial Services........................ 238,701  14,575,083
    Donegal Group, Inc. Class A........................  30,681     462,669
    Donegal Group, Inc. Class B........................   5,678     125,484
#*  Doral Financial Corp...............................     339       1,726
*   E*TRADE Financial Corp............................. 504,941  10,613,860
    Eagle Bancorp Montana, Inc.........................     751       8,032
    East West Bancorp, Inc............................. 244,345   8,322,391
*   Eastern Virginia Bankshares, Inc...................   3,292      20,805
#   Eaton Vance Corp...................................  66,091   2,321,777
#*  eHealth, Inc.......................................  24,072     498,290
    EMC Insurance Group, Inc...........................  18,772     552,460
    Employers Holdings, Inc............................  52,920   1,127,196
#*  Encore Capital Group, Inc..........................  42,365   1,799,665
    Endurance Specialty Holdings, Ltd..................  93,711   4,956,375
#*  Enstar Group, Ltd..................................  23,735   3,275,430
#   Enterprise Bancorp, Inc............................   8,838     173,313
#   Enterprise Financial Services Corp.................  26,367     460,104
    Erie Indemnity Co. Class A.........................  45,528   3,333,560
#   ESB Financial Corp.................................  20,940     260,284
    ESSA Bancorp, Inc..................................  21,343     246,939
    Evans Bancorp, Inc.................................   2,684      62,806
    Evercore Partners, Inc. Class A....................  63,483   3,463,632
    Everest Re Group, Ltd..............................  57,189   8,916,337
#*  Ezcorp, Inc. Class A............................... 102,007     998,649
*   Farmers Capital Bank Corp..........................   6,545     154,527
    FBL Financial Group, Inc. Class A..................  44,583   1,907,261
    Federal Agricultural Mortgage Corp. Class A........   1,506      35,015
    Federal Agricultural Mortgage Corp. Class C........  15,408     449,143
#   Federated Investors, Inc. Class B..................  61,483   1,735,050
    Federated National Holding Co......................  12,015     242,343
#   Fidelity Southern Corp.............................   9,904     137,170
    Fifth Third Bancorp................................ 917,495  18,790,298
    Financial Engines, Inc.............................   7,048     274,520
    Financial Institutions, Inc........................  21,245     471,639
*   First Acceptance Corp..............................  34,466      79,616
#   First American Financial Corp...................... 181,206   4,917,931
o   First Bancorp of Indiana, Inc......................     700      10,150
#   First Bancorp, Inc.................................  12,744     209,129

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   First BanCorp.(318672706)..........................  48,679 $   250,210
#   First Bancorp.(318910106)..........................  26,904     432,616
*   First Bancshares, Inc..............................     569       4,552
#   First Bancshares, Inc. (The).......................     588       8,497
    First Busey Corp................................... 148,919     826,500
#   First Business Financial Services, Inc.............   2,063      89,988
*   First Cash Financial Services, Inc.................  43,923   2,477,696
    First Citizens BancShares, Inc. Class A............  12,723   2,828,959
    First Commonwealth Financial Corp.................. 183,674   1,572,249
    First Community Bancshares, Inc....................  28,521     419,544
    First Defiance Financial Corp......................  13,493     364,446
    First Federal of Northern Michigan Bancorp, Inc....   1,458       8,252
    First Financial Bancorp............................ 104,306   1,704,360
#   First Financial Bankshares, Inc.................... 100,332   2,947,754
    First Financial Corp...............................  21,762     667,223
    First Financial Northwest, Inc.....................  21,460     225,759
#*  First Financial Service Corp.......................   1,956       7,335
#   First Horizon National Corp........................ 428,482   5,047,518
    First Interstate Bancsystem, Inc...................  32,937     859,656
#*  First Marblehead Corp. (The).......................  11,556      58,704
    First Merchants Corp...............................  51,975   1,035,862
    First Midwest Bancorp, Inc......................... 144,802   2,345,792
    First Niagara Financial Group, Inc................. 616,667   5,303,336
o*  First Place Financial Corp.........................  23,310           2
    First Republic Bank................................  52,982   2,475,319
    First South Bancorp, Inc...........................  10,177      77,752
*   First United Corp..................................   5,415      46,136
    First West Virginia Bancorp........................     752      14,303
    FirstMerit Corp.................................... 287,695   5,063,432
*   Flagstar Bancorp, Inc..............................  55,490   1,015,467
    Flushing Financial Corp............................  51,375     954,548
#   FNB Corp........................................... 297,542   3,659,767
*   FNF Group.......................................... 339,723   9,209,891
*   FNFV Group......................................... 113,229   1,852,426
*   Forest City Enterprises, Inc. Class A.............. 306,812   5,881,586
#*  Forest City Enterprises, Inc. Class B..............  13,338     259,291
#*  Forestar Group, Inc................................  57,977   1,084,170
*   Fortegra Financial Corp............................   1,154       8,043
    Fox Chase Bancorp, Inc.............................  26,803     450,826
#*  Franklin Financial Corp............................   1,219      24,246
    Franklin Resources, Inc............................  73,653   3,988,310
    Fulton Financial Corp.............................. 392,356   4,449,317
#   FXCM, Inc. Class A.................................  68,244     929,483
#   Gain Capital Holdings, Inc.........................  40,643     258,489
*   GAINSCO, Inc.......................................   1,100       9,900
#   GAMCO Investors, Inc. Class A......................   8,812     675,264
*   Genworth Financial, Inc. Class A................... 663,329   8,689,610
#   German American Bancorp, Inc.......................  18,570     480,035
#   GFI Group, Inc..................................... 186,276     843,830
#   Glacier Bancorp, Inc............................... 122,344   3,239,669
#*  Global Indemnity P.L.C.............................  25,376     632,624
    Goldman Sachs Group, Inc. (The).................... 185,924  32,140,682
    Gouverneur Bancorp, Inc............................     600       8,370

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Great Southern Bancorp, Inc........................  20,689 $   645,083
#*  Green Dot Corp. Class A............................  56,442   1,015,392
#   Greenhill & Co., Inc...............................  32,062   1,467,478
*   Greenlight Capital Re, Ltd. Class A................  53,345   1,726,244
    Griffin Land & Nurseries, Inc......................   6,027     160,378
#   Guaranty Bancorp...................................   5,874      76,362
    Guaranty Federal Bancshares, Inc...................   1,840      23,331
#*  Hallmark Financial Services, Inc...................  25,575     229,408
    Hampden Bancorp, Inc...............................   4,784      82,404
#*  Hampton Roads Bankshares, Inc......................     912       1,505
    Hancock Holding Co................................. 142,736   4,630,356
    Hanmi Financial Corp...............................  57,892   1,222,679
    Hanover Insurance Group, Inc. (The)................  94,582   5,467,785
    Harleysville Savings Financial Corp................   3,569      60,673
*   Harris & Harris Group, Inc.........................  39,920     124,550
    Hartford Financial Services Group, Inc. (The)...... 480,827  16,425,050
    Hawthorn Bancshares, Inc...........................   2,792      34,621
    HCC Insurance Holdings, Inc........................ 176,004   8,215,867
#   HCI Group, Inc.....................................  20,082     801,272
#   Heartland Financial USA, Inc.......................  28,015     667,597
    Heritage Commerce Corp.............................  36,457     291,656
    Heritage Financial Corp............................  44,738     711,782
    Heritage Financial Group, Inc......................   9,512     191,191
    HF Financial Corp..................................   5,606      75,513
    HFF, Inc. Class A..................................  61,397   2,085,042
*   Hilltop Holdings, Inc.............................. 140,633   2,882,977
    Hingham Institution for Savings....................   1,548     127,834
*   HMN Financial, Inc.................................   2,615      31,197
*   Home Bancorp, Inc..................................   8,770     192,238
    Home BancShares, Inc...............................  94,357   2,836,371
*   HomeTrust Bancshares, Inc..........................     719      10,936
    HopFed Bancorp, Inc................................   3,213      38,685
    Horace Mann Educators Corp.........................  61,432   1,760,027
#   Horizon Bancorp....................................   4,783     101,974
*   Howard Hughes Corp. (The)..........................  68,553   9,968,977
    Hudson City Bancorp, Inc........................... 798,053   7,781,017
#   Hudson Valley Holding Corp.........................  25,014     434,993
    Huntington Bancshares, Inc......................... 892,285   8,762,239
    Iberiabank Corp....................................  54,449   3,572,399
*   ICG Group, Inc.....................................  63,298   1,071,002
*   Imperial Holdings, Inc.............................   1,691      11,533
#   Independence Holding Co............................  18,425     230,497
#   Independent Bank Corp.(453836108)..................  38,537   1,406,986
    Independent Bank Corp.(453838609)..................   8,213     108,740
    Infinity Property & Casualty Corp..................  19,978   1,293,775
    Interactive Brokers Group, Inc. Class A............ 134,955   3,105,989
    Intercontinental Exchange, Inc.....................  55,989  10,762,206
*   InterGroup Corp. (The).............................     677      13,357
    International Bancshares Corp...................... 112,950   2,863,283
    Intervest Bancshares Corp. Class A.................  23,302     185,950
#*  INTL. FCStone, Inc.................................  29,319     574,652
    Invesco, Ltd....................................... 375,567  14,132,586
*   Investment Technology Group, Inc...................  51,038     933,485

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
    Investors Bancorp, Inc.............................   577,107 $  5,973,057
    Investors Title Co.................................     2,281      157,594
*   Jacksonville Bancorp, Inc..........................        22          231
#   Janus Capital Group, Inc...........................   299,466    3,410,918
#   JMP Group, Inc.....................................    30,003      202,220
    Jones Lang LaSalle, Inc............................    74,689    9,239,029
    JPMorgan Chase & Co................................ 2,211,559  127,540,608
#*  KCG Holdings, Inc. Class A.........................    14,443      164,939
#*  Kearny Financial Corp..............................    96,018    1,446,991
    Kemper Corp........................................   104,316    3,610,377
    Kennedy-Wilson Holdings, Inc.......................   108,724    2,544,142
    Kentucky First Federal Bancorp.....................     3,283       28,168
    KeyCorp............................................   903,036   12,227,107
#*  Ladenburg Thalmann Financial Services, Inc.........     7,506       23,494
    Lake Shore Bancorp, Inc............................       449        5,545
    Lakeland Bancorp, Inc..............................    53,747      539,620
    Lakeland Financial Corp............................    26,219      954,109
    Landmark Bancorp, Inc..............................     2,422       51,274
    Legg Mason, Inc....................................   222,398   10,552,785
    Leucadia National Corp.............................   484,371   11,968,807
    Life Partners Holdings, Inc........................    19,377       39,723
    Lincoln National Corp..............................   261,981   13,725,185
    LNB Bancorp, Inc...................................    13,999      169,528
    Loews Corp.........................................   183,672    7,738,101
#   Louisiana Bancorp, Inc.............................     3,600       70,812
    LPL Financial Holdings, Inc........................   134,021    6,363,317
    LSB Financial Corp.................................       837       33,932
#   M&T Bank Corp......................................   118,759   14,429,219
    Macatawa Bank Corp.................................    39,247      184,461
*   Magyar Bancorp, Inc................................     2,122       16,392
#   Maiden Holdings, Ltd...............................   122,604    1,407,494
#   MainSource Financial Group, Inc....................    29,780      486,307
*   Malvern Bancorp, Inc...............................       694        7,634
    Manning & Napier, Inc..............................     3,895       66,799
*   Markel Corp........................................    18,847   11,913,377
    MarketAxess Holdings, Inc..........................    44,373    2,495,094
    Marlin Business Services Corp......................    20,780      382,352
    Marsh & McLennan Cos., Inc.........................   132,000    6,701,640
#*  Maui Land & Pineapple Co., Inc.....................     7,073       51,633
    MB Financial, Inc..................................    97,828    2,635,486
*   MBIA, Inc..........................................   370,356    3,548,011
#*  MBT Financial Corp.................................    13,759       70,171
    MCG Capital Corp...................................   113,797      451,774
    McGraw Hill Financial, Inc.........................    44,310    3,554,548
#   Meadowbrook Insurance Group, Inc...................    75,195      453,426
    Medallion Financial Corp...........................    36,699      408,827
#   Mercantile Bank Corp...............................    17,291      330,604
#   Merchants Bancshares, Inc..........................     9,216      267,817
    Mercury General Corp...............................    95,008    4,676,294
#*  Meridian Bancorp, Inc..............................    69,544      755,252
#   Meta Financial Group, Inc..........................     3,022      111,210
    MetLife, Inc.......................................   411,441   21,641,797
*   Metro Bancorp, Inc.................................    20,331      466,596

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  MGIC Investment Corp............................... 277,958 $ 2,054,110
    MicroFinancial, Inc................................  16,382     125,158
    Mid Penn Bancorp, Inc..............................   1,624      25,692
#   MidSouth Bancorp, Inc..............................  12,123     236,399
#   MidWestOne Financial Group, Inc....................   7,672     180,292
#   Montpelier Re Holdings, Ltd........................ 100,596   2,970,600
    Moody's Corp.......................................  86,899   7,560,213
    Morgan Stanley..................................... 616,044  19,922,863
*   MSB Financial Corp.................................   1,360      10,880
*   MSCI, Inc.......................................... 166,336   7,526,704
    MutualFirst Financial, Inc.........................   6,697     128,783
    NASDAQ OMX Group, Inc. (The)....................... 259,253  10,937,884
#   National Interstate Corp...........................  27,018     731,918
    National Penn Bancshares, Inc...................... 259,398   2,671,799
    National Security Group, Inc. (The)................     977      11,763
    National Western Life Insurance Co. Class A........   3,479     838,439
#*  Naugatuck Valley Financial Corp....................   2,250      17,775
    Navient Corp....................................... 360,881   6,207,153
*   Navigators Group, Inc. (The).......................  25,143   1,528,694
    NBT Bancorp, Inc...................................  75,428   1,762,752
    Nelnet, Inc. Class A...............................  59,059   2,435,003
    New Hampshire Thrift Bancshares, Inc...............   5,906      88,590
#   New York Community Bancorp, Inc.................... 474,581   7,536,346
#*  NewBridge Bancorp..................................  16,536     123,855
#*  NewStar Financial, Inc.............................  72,656     823,192
    Nicholas Financial, Inc............................   8,516     110,878
*   North Valley Bancorp...............................   1,037      21,818
    Northeast Bancorp..................................     301       2,796
    Northeast Community Bancorp, Inc...................  10,493      73,136
    Northern Trust Corp................................ 162,259  10,853,505
    Northfield Bancorp, Inc............................  94,419   1,204,786
#   Northrim BanCorp, Inc..............................   8,061     197,495
    Northway Financial, Inc............................   2,363      45,889
    Northwest Bancshares, Inc.......................... 177,139   2,196,524
#   Norwood Financial Corp.............................   2,272      66,092
#   Ocean Shore Holding Co.............................   8,012     116,815
#   OceanFirst Financial Corp..........................  28,564     454,453
#*  Ocwen Financial Corp............................... 209,008   6,305,771
    OFG Bancorp........................................  88,915   1,419,083
    Ohio Valley Banc Corp..............................   3,467      78,840
    Old Line Bancshares, Inc...........................   4,134      57,917
    Old National Bancorp............................... 196,969   2,635,445
    Old Republic International Corp.................... 445,788   6,414,889
#*  Old Second Bancorp, Inc............................  13,666      66,143
    OmniAmerican Bancorp, Inc..........................  18,051     446,040
    OneBeacon Insurance Group, Ltd. Class A............  42,145     623,746
    Oppenheimer Holdings, Inc. Class A.................  13,829     315,578
    Oritani Financial Corp.............................  83,802   1,240,270
    Pacific Continental Corp...........................  25,226     339,037
*   Pacific Mercantile Bancorp.........................  10,106      70,944
#*  Pacific Premier Bancorp, Inc.......................   7,368     105,362
    PacWest Bancorp.................................... 205,608   8,567,685
#   Park National Corp.................................  21,931   1,652,282

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Park Sterling Corp.................................    27,958 $   191,792
    PartnerRe, Ltd.....................................    96,568  10,077,837
*   Patriot National Bancorp, Inc......................     1,300       2,613
#   Peapack Gladstone Financial Corp...................    14,506     268,361
#   Penns Woods Bancorp, Inc...........................     6,023     258,447
#   People's United Financial, Inc.....................   552,133   8,016,971
    Peoples Bancorp....................................     1,479      37,374
    Peoples Bancorp of North Carolina, Inc.............     4,359      71,618
    Peoples Bancorp, Inc...............................    17,144     399,970
#*  PHH Corp...........................................    85,169   1,988,696
#*  Phoenix Cos., Inc. (The)...........................     8,763     485,558
#*  PICO Holdings, Inc.................................    38,215     846,462
#   Pinnacle Financial Partners, Inc...................    57,965   2,144,705
#*  Piper Jaffray Cos..................................    23,362   1,205,479
    Platinum Underwriters Holdings, Ltd................    60,202   3,527,837
    PNC Financial Services Group, Inc. (The)...........   224,520  18,536,371
*   Popular, Inc.......................................   173,661   5,539,786
*   Porter Bancorp, Inc................................    11,060      10,839
#*  Portfolio Recovery Associates, Inc.................   103,949   6,128,833
*   Preferred Bank.....................................     4,437      98,457
    Premier Financial Bancorp, Inc.....................     6,752     105,601
    Primerica, Inc.....................................   112,507   5,184,323
#   Primus Guaranty, Ltd...............................    31,204      55,231
    Principal Financial Group, Inc.....................   329,033  16,346,359
    PrivateBancorp, Inc................................   126,941   3,655,901
    ProAssurance Corp..................................   105,312   4,594,763
    Progressive Corp. (The)............................   412,573   9,670,711
    Prosperity Bancshares, Inc.........................   107,624   6,256,183
    Protective Life Corp...............................   136,379   9,461,975
    Provident Financial Holdings, Inc..................    13,977     199,172
    Provident Financial Services, Inc..................    91,196   1,523,885
    Prudential Bancorp, Inc............................     6,262      72,639
    Prudential Financial, Inc..........................   227,139  19,754,279
*   PSB Holdings, Inc..................................     3,341      22,385
#   Pulaski Financial Corp.............................    14,284     160,981
#   Pzena Investment Management, Inc. Class A..........     7,981      83,082
    QC Holdings, Inc...................................    17,425      44,434
    QCR Holdings, Inc..................................     2,716      46,444
#   Radian Group, Inc..................................   195,407   2,473,853
    Raymond James Financial, Inc.......................   171,935   8,760,088
#   RCS Capital Corp. Class A..........................    14,404     297,017
*   Regional Management Corp...........................     4,340      70,568
    Regions Financial Corp............................. 1,565,852  15,877,739
    Reinsurance Group of America, Inc..................   123,189   9,887,149
#   RenaissanceRe Holdings, Ltd........................    79,147   7,741,368
#   Renasant Corp......................................    46,426   1,318,498
    Republic Bancorp, Inc. Class A.....................    27,977     650,745
#*  Republic First Bancorp, Inc........................    20,055      88,242
#   Resource America, Inc. Class A.....................    36,988     348,427
*   Riverview Bancorp, Inc.............................    12,542      47,910
#   RLI Corp...........................................    77,868   3,328,078
*   Royal Bancshares of Pennsylvania, Inc. Class A.....     6,756      13,715
#   S&T Bancorp, Inc...................................    50,542   1,229,687

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Safeguard Scientifics, Inc.........................  33,090 $   656,837
    Safety Insurance Group, Inc........................  61,117   3,056,461
    Salisbury Bancorp, Inc.............................   1,248      34,470
    Sandy Spring Bancorp, Inc..........................  39,949     935,206
    SB Financial Group, Inc............................   2,715      23,675
#*  Seacoast Banking Corp. of Florida..................  12,166     125,918
*   Security National Financial Corp. Class A..........   3,116      13,586
    SEI Investments Co................................. 127,149   4,554,477
*   Select Bancorp, Inc................................   2,277      15,370
    Selective Insurance Group, Inc.....................  91,857   2,047,493
*   Shore Bancshares, Inc..............................   6,595      58,366
    SI Financial Group, Inc............................  10,889     117,928
*   Siebert Financial Corp.............................   8,302      22,208
    Sierra Bancorp.....................................  17,579     277,748
*   Signature Bank.....................................  64,459   7,373,465
    Simmons First National Corp. Class A...............  26,669   1,056,892
    Simplicity Bancorp, Inc............................  11,596     187,855
    SLM Corp........................................... 769,377   6,816,680
    South State Corp...................................  41,778   2,427,720
*   Southcoast Financial Corp..........................   5,485      37,737
o   Southern Community Financial Corp..................  13,882      12,851
*   Southern First Bancshares, Inc.....................   3,032      42,600
    Southern Missouri Bancorp, Inc.....................   1,461      52,231
#   Southern National Bancorp of Virginia, Inc.........   1,825      19,619
#   Southside Bancshares, Inc..........................  31,959     936,718
    Southwest Bancorp, Inc.............................  30,163     465,113
    Southwest Georgia Financial Corp...................   1,954      28,929
#*  St Joe Co. (The)................................... 106,833   2,440,066
    StanCorp Financial Group, Inc......................  79,806   4,815,494
    State Auto Financial Corp..........................  54,992   1,160,881
    State Street Corp.................................. 181,410  12,778,520
    Sterling Bancorp................................... 119,072   1,416,957
#   Stewart Information Services Corp..................  43,125   1,270,894
*   Stifel Financial Corp.............................. 108,671   4,976,045
    Stock Yards Bancorp, Inc...........................  22,032     644,877
*   Stratus Properties, Inc............................   6,860     107,016
*   Suffolk Bancorp....................................  19,605     397,001
    Summit State Bank..................................   4,397      55,358
#*  Sun Bancorp, Inc...................................  50,901     191,388
    SunTrust Banks, Inc................................ 237,065   9,020,323
    Susquehanna Bancshares, Inc........................ 325,996   3,318,639
    Sussex Bancorp.....................................   2,871      26,987
*   SVB Financial Group................................  86,227   9,400,468
*   SWS Group, Inc.....................................  32,323     231,433
    Symetra Financial Corp............................. 178,581   4,071,647
    Synovus Financial Corp............................. 242,750   5,716,763
    T Rowe Price Group, Inc............................  31,459   2,443,106
*   Taylor Capital Group, Inc..........................  42,479     905,652
    TCF Financial Corp................................. 316,613   5,005,652
    TD Ameritrade Holding Corp......................... 298,238   9,579,405
#*  Tejon Ranch Co.....................................  33,119     947,203
    Territorial Bancorp, Inc...........................  16,671     335,087
#   Teton Advisors, Inc. Class A.......................      95       4,465

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
#*  Texas Capital Bancshares, Inc......................    69,835 $  3,634,912
    TF Financial Corp..................................     3,426      144,680
*   TFS Financial Corp.................................   355,728    4,795,213
    Timberland Bancorp, Inc............................     5,770       59,258
    Tompkins Financial Corp............................    20,439      909,127
#   Torchmark Corp.....................................   151,177    7,973,075
#   Tower Group International, Ltd.....................    68,455      147,178
#   TowneBank..........................................    44,760      661,553
*   Transcontinental Realty Investors, Inc.............       100        1,452
    Travelers Cos., Inc. (The).........................   263,260   23,577,566
#*  Tree.com, Inc......................................    18,558      473,600
#   Trico Bancshares...................................    24,971      558,601
#*  Trinity Place Holdings, Inc........................    10,474       61,273
#   TrustCo Bank Corp..................................   158,700    1,045,833
    Trustmark Corp.....................................   127,396    2,933,930
    U.S. Bancorp....................................... 1,031,884   43,370,085
#   UMB Financial Corp.................................    74,403    4,213,442
    Umpqua Holdings Corp...............................   183,580    3,106,174
*   Unico American Corp................................       100        1,257
    Union Bankshares Corp..............................    71,876    1,716,399
    Union Bankshares, Inc..............................     2,439       59,682
#   United Bancshares, Inc.............................     2,086       30,977
#   United Bankshares, Inc.............................   104,853    3,363,684
    United Community Bancorp...........................     1,156       13,814
    United Community Banks, Inc........................    78,685    1,302,237
#   United Community Financial Corp....................    11,197       48,147
    United Financial Bancorp, Inc......................    81,522    1,033,699
    United Fire Group, Inc.............................    51,432    1,453,468
*   United Security Bancshares.........................     8,774       51,327
    Unity Bancorp, Inc.................................     5,831       52,479
#   Universal Insurance Holdings, Inc..................   117,846    1,421,223
    Univest Corp. of Pennsylvania......................    27,394      518,294
    Unum Group.........................................   278,480    9,560,218
    Validus Holdings, Ltd..............................   182,557    6,668,807
#   Valley National Bancorp............................   328,369    3,145,775
    ViewPoint Financial Group, Inc.....................    65,752    1,653,005
    Virtus Investment Partners, Inc....................    12,193    2,500,175
    Voya Financial, Inc................................     9,231      342,470
    VSB Bancorp, Inc...................................       134        1,549
    Waddell & Reed Financial, Inc. Class A.............    62,426    3,295,469
#*  Walker & Dunlop, Inc...............................    17,247      235,422
    Washington Federal, Inc............................   205,025    4,297,324
#   Washington Trust Bancorp, Inc......................    27,109      932,550
    Waterstone Financial, Inc..........................    26,989      297,689
    Wayne Savings Bancshares, Inc......................     1,615       20,284
    Webster Financial Corp.............................   196,496    5,633,540
    Wells Fargo & Co................................... 2,946,809  149,992,578
    WesBanco, Inc......................................    45,338    1,354,699
#   West Bancorporation, Inc...........................    23,486      341,956
#   Westamerica Bancorporation.........................    47,131    2,253,804
*   Western Alliance Bancorp...........................   170,147    3,896,366
    Westfield Financial, Inc...........................    39,650      286,273
    Westwood Holdings Group, Inc.......................     8,294      446,300

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
    Willis Group Holdings P.L.C........................ 107,679 $    4,387,919
    Wilshire Bancorp, Inc.............................. 128,019      1,205,939
    Wintrust Financial Corp............................  89,551      4,148,898
#*  World Acceptance Corp..............................  24,217      1,963,514
    WR Berkley Corp.................................... 142,835      6,371,869
    WSFS Financial Corp................................   1,651        118,195
    WVS Financial Corp.................................   2,157         23,554
    XL Group P.L.C..................................... 303,047      9,770,235
*   Yadkin Financial Corp..............................   7,065        131,126
    Zions Bancorporation............................... 321,339      9,260,990
*   ZipRealty, Inc.....................................  25,107        168,970
                                                                --------------
Total Financials.......................................          2,114,313,496
                                                                --------------
Health Care -- (9.7%)
#   Abaxis, Inc........................................  12,970        614,908
    Abbott Laboratories................................ 446,908     18,823,765
    AbbVie, Inc........................................ 255,842     13,390,770
#*  Acadia Healthcare Co., Inc.........................  60,735      2,894,630
#*  Accelerate Diagnostics, Inc........................   2,471         44,923
#*  Accretive Health, Inc..............................  10,626         89,471
#*  Accuray, Inc.......................................  99,585        783,734
#*  Acorda Therapeutics, Inc...........................  55,709      1,630,602
*   Actavis P.L.C...................................... 166,039     35,575,516
#*  Adcare Health Systems, Inc.........................   4,107         19,344
*   Addus HomeCare Corp................................  18,395        407,265
    Aetna, Inc......................................... 245,037     18,997,719
*   Affymetrix, Inc.................................... 129,136      1,110,570
    Agilent Technologies, Inc.......................... 133,295      7,476,517
#*  Air Methods Corp................................... 108,928      5,473,632
#*  Akorn, Inc......................................... 123,366      4,185,808
#*  Albany Molecular Research, Inc.....................  46,348        882,466
#*  Alere, Inc......................................... 142,568      5,702,720
*   Alexion Pharmaceuticals, Inc.......................  36,176      5,751,622
*   Align Technology, Inc..............................  80,275      4,351,708
*   Alkermes P.L.C.....................................  70,206      3,002,009
    Allergan, Inc......................................  33,891      5,621,161
*   Alliance HealthCare Services, Inc..................  11,547        329,667
*   Allied Healthcare Products, Inc....................   6,964         14,346
*   Allscripts Healthcare Solutions, Inc............... 313,825      4,996,094
*   Almost Family, Inc.................................  13,851        324,667
#*  Alnylam Pharmaceuticals, Inc.......................  41,355      2,235,238
*   Alphatec Holdings, Inc.............................  95,998        134,397
#*  AMAG Pharmaceuticals, Inc..........................  27,690        528,602
#*  Amedisys, Inc......................................  56,578      1,141,744
*   American Shared Hospital Services..................   4,179         12,098
    AmerisourceBergen Corp............................. 109,181      8,397,111
    Amgen, Inc......................................... 259,507     33,058,597
*   AMN Healthcare Services, Inc.......................  76,927      1,007,744
*   Amsurg Corp........................................  64,551      3,082,956
    Analogic Corp......................................  19,808      1,424,393
*   AngioDynamics, Inc.................................  46,710        681,966
*   ANI Pharmaceuticals, Inc...........................   1,410         36,124
*   Anika Therapeutics, Inc............................  47,175      1,984,180

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Arqule, Inc........................................    26,787 $    36,430
*   Arrhythmia Research Technology, Inc................     1,790      12,047
#*  athenahealth, Inc..................................    10,282   1,279,081
#*  AtriCure, Inc......................................     7,590     125,007
#   Atrion Corp........................................     3,127     878,687
#*  Authentidate Holding Corp..........................     1,238         681
#*  Auxilium Pharmaceuticals, Inc......................    85,664   1,714,993
#*  AVEO Pharmaceuticals, Inc..........................    13,498      17,007
#*  Baxano Surgical, Inc...............................    28,585      15,150
    Baxter International, Inc..........................   121,749   9,093,433
    Becton Dickinson and Co............................    25,917   3,012,592
*   Bio-Rad Laboratories, Inc. Class A.................    35,403   4,070,991
*   Bio-Rad Laboratories, Inc. Class B.................     2,960     343,745
#*  Bio-Reference Laboratories, Inc....................    36,510   1,146,049
#*  Bioanalytical Systems, Inc.........................     2,068       4,736
*   Biogen Idec, Inc...................................    31,207  10,435,309
*   BioMarin Pharmaceutical, Inc.......................    35,450   2,191,519
#*  BioScrip, Inc......................................   183,767   1,376,415
#*  Biospecifics Technologies Corp.....................     1,942      50,764
*   Biota Pharmaceuticals, Inc.........................     5,213      16,734
*   BioTelemetry, Inc..................................    40,437     291,146
*   Boston Scientific Corp............................. 1,261,521  16,122,238
#*  Bovie Medical Corp.................................    16,167      61,920
    Bristol-Myers Squibb Co............................   238,259  12,060,671
*   Brookdale Senior Living, Inc.......................   237,807   8,240,004
*   Bruker Corp........................................    71,441   1,623,854
*   BSD Medical Corp...................................     3,163       2,496
*   Cambrex Corp.......................................    65,557   1,381,286
    Cantel Medical Corp................................    67,806   2,273,535
*   Capital Senior Living Corp.........................    46,693   1,150,516
#*  Cardica, Inc.......................................     3,013       3,284
    Cardinal Health, Inc...............................   103,083   7,385,897
*   CareFusion Corp....................................   217,473   9,523,143
#*  Catalyst Pharmaceutical Partners, Inc..............       890       2,020
*   Celgene Corp.......................................    96,316   8,393,939
#*  Celldex Therapeutics, Inc..........................    88,604   1,159,826
#*  Celsion Corp.......................................     1,650       5,610
*   Centene Corp.......................................    71,323   5,141,675
#*  Cepheid............................................    16,875     635,175
*   Cerner Corp........................................    52,076   2,874,595
*   Charles River Laboratories International, Inc......   114,374   6,200,215
#   Chemed Corp........................................    31,925   3,251,561
*   Chindex International, Inc.........................    12,137     284,127
    Cigna Corp.........................................   203,814  18,351,413
#*  Columbia Laboratories, Inc.........................       811       4,980
#*  Community Health Systems, Inc......................   194,010   9,254,277
#   Computer Programs & Systems, Inc...................    17,153   1,129,010
    CONMED Corp........................................    43,673   1,703,247
o   Contra Furiex Pharmaceuticals......................    14,153     138,275
#   Cooper Cos., Inc. (The)............................    74,291  11,951,936
*   Corvel Corp........................................    31,890   1,284,529
*   Covance, Inc.......................................    73,012   6,127,167
    Covidien P.L.C.....................................    90,669   7,843,775

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    CR Bard, Inc.......................................  12,868 $ 1,920,292
*   Cross Country Healthcare, Inc......................  47,402     340,820
    CryoLife, Inc......................................  42,034     414,035
*   Cubist Pharmaceuticals, Inc........................  92,878   5,656,270
#*  Cumberland Pharmaceuticals, Inc....................  29,618     137,428
*   Cutera, Inc........................................  22,365     220,295
#*  Cyberonics, Inc....................................  26,907   1,600,159
#*  Cynosure, Inc. Class A.............................  36,379     827,258
*   DaVita HealthCare Partners, Inc.................... 313,677  22,095,408
    Daxor Corp.........................................   5,407      37,957
    DENTSPLY International, Inc........................  96,933   4,499,630
*   Depomed, Inc.......................................  46,881     466,466
    Digirad Corp.......................................  23,800      78,540
#*  Durect Corp........................................  40,784      60,360
#*  Dyax Corp..........................................  62,668     590,333
#*  Dynavax Technologies Corp..........................  23,749      35,149
*   Edwards Lifesciences Corp..........................  36,693   3,311,543
    Eli Lilly & Co..................................... 157,416   9,611,821
#*  Emergent Biosolutions, Inc.........................  59,010   1,298,220
*   Endo International P.L.C........................... 160,078  10,738,032
    Ensign Group, Inc. (The)...........................  38,205   1,258,091
#*  EnteroMedics, Inc..................................     417         534
#*  Enzo Biochem, Inc..................................  53,941     258,917
#   Enzon Pharmaceuticals, Inc.........................  77,086      82,482
#*  EPIRUS Biopharmaceuticals, Inc.....................     891       7,276
#*  Exact Sciences Corp................................  15,692     244,952
*   Exactech, Inc......................................  19,740     448,888
#*  ExamWorks Group, Inc...............................  59,178   2,088,392
*   Express Scripts Holding Co......................... 462,397  32,205,951
*   Five Star Quality Care, Inc........................  79,274     362,282
*   Gentiva Health Services, Inc.......................  57,592   1,042,415
*   Gilead Sciences, Inc............................... 250,362  22,920,641
#*  Globus Medical, Inc. Class A....................... 111,259   2,481,076
*   Greatbatch, Inc....................................  39,027   1,932,227
#*  GTx, Inc...........................................   2,689       3,254
#*  Haemonetics Corp...................................  90,565   3,221,397
#*  Hanger, Inc........................................  54,530   1,725,874
*   Harvard Apparatus Regenerative Technology, Inc.....  10,276      75,426
*   Harvard Bioscience, Inc............................  41,105     189,905
*   HCA Holdings, Inc..................................  46,506   3,037,307
*   Health Net, Inc.................................... 136,519   5,623,218
#   HealthSouth Corp...................................  77,142   2,956,853
*   HealthStream, Inc..................................  26,746     667,580
#*  Healthways, Inc....................................  58,045   1,003,598
*   Henry Schein, Inc..................................  63,424   7,373,040
    Hill-Rom Holdings, Inc............................. 130,901   5,157,499
#*  HMS Holdings Corp..................................  18,900     347,949
#*  Hologic, Inc....................................... 252,918   6,593,572
*   Hooper Holmes, Inc.................................  27,377      18,389
#*  Horizon Pharma, Inc................................  25,375     215,687
*   Hospira, Inc....................................... 117,874   6,538,471
    Humana, Inc........................................ 181,094  21,305,709
*   ICU Medical, Inc...................................  24,911   1,451,066

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Health Care -- (Continued)
#*   Idera Pharmaceuticals, Inc.........................    30,405 $    76,925
*    IDEXX Laboratories, Inc............................    16,230   2,020,310
#*   Illumina, Inc......................................    19,907   3,183,328
#*   Impax Laboratories, Inc............................   115,042   2,690,832
#*   Incyte Corp........................................    86,152   4,098,251
#*   Infinity Pharmaceuticals, Inc......................    22,453     204,098
#*   Insys Therapeutics, Inc............................       369       9,974
#*   Integra LifeSciences Holdings Corp.................    44,625   2,116,117
*    Intuitive Surgical, Inc............................     3,637   1,664,109
     Invacare Corp......................................    53,931     807,347
#*   IPC The Hospitalist Co., Inc.......................    28,824   1,417,564
*    Iridex Corp........................................     6,507      50,169
#*   Isis Pharmaceuticals, Inc..........................     1,872      58,013
*    Jazz Pharmaceuticals P.L.C.........................    49,128   6,864,655
     Johnson & Johnson..................................   816,923  81,765,823
#*   Keryx Biopharmaceuticals, Inc......................     5,600      84,280
     Kewaunee Scientific Corp...........................     3,000      54,060
     Kindred Healthcare, Inc............................   122,491   2,927,535
*    Laboratory Corp. of America Holdings...............   108,408  11,240,826
#    Landauer, Inc......................................     5,650     243,797
#*   Lannett Co., Inc...................................    58,106   1,952,943
     LeMaitre Vascular, Inc.............................    22,583     182,696
#*   LHC Group, Inc.....................................    29,031     681,648
*    LifePoint Hospitals, Inc...........................    79,199   5,680,152
#*   Ligand Pharmaceuticals, Inc. Class B...............    21,542   1,059,220
#*   Luminex Corp.......................................    56,331   1,025,224
#*   Magellan Health, Inc...............................    51,694   2,977,574
#*   Mallinckrodt P.L.C.................................    54,551   3,797,841
#*   MannKind Corp......................................    44,447     371,577
#*   Masimo Corp........................................    76,034   1,830,899
#*   Mast Therapeutics, Inc.............................    25,886      14,884
     McKesson Corp......................................    54,224  10,403,417
*    MedAssets, Inc.....................................   107,780   2,289,247
o#*  MedCath Corp.......................................    26,258          --
*    Medical Action Industries, Inc.....................    32,084     442,759
#*   Medicines Co. (The)................................   107,572   2,513,958
#*   MediciNova, Inc....................................     5,363      10,726
*    Medidata Solutions, Inc............................    15,214     682,196
*    Medivation, Inc....................................    28,640   2,125,947
*    MEDNAX, Inc........................................   169,046  10,004,142
     Medtronic, Inc.....................................   241,121  14,886,811
     Merck & Co., Inc................................... 1,401,705  79,532,742
*    Merge Healthcare, Inc..............................     7,819      19,235
#    Meridian Bioscience, Inc...........................     7,218     142,267
*    Merit Medical Systems, Inc.........................    70,502     905,246
*    Mettler-Toledo International, Inc..................    12,711   3,268,507
#*   Misonix, Inc.......................................     8,260      55,094
#*   Molina Healthcare, Inc.............................    76,298   3,116,773
#*   Momenta Pharmaceuticals, Inc.......................    88,278     939,278
#*   MWI Veterinary Supply, Inc.........................    17,009   2,402,691
*    Mylan, Inc.........................................   182,953   9,032,390
#*   Myriad Genetics, Inc...............................   134,178   4,843,826
#*   Nanosphere, Inc....................................    31,702      48,187

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
#   National Healthcare Corp...........................    20,065 $  1,102,772
#*  National Research Corp. Class A....................    29,412      388,533
#*  National Research Corp. Class B....................     4,902      196,619
*   Natus Medical, Inc.................................    58,055    1,670,242
*   Neogen Corp........................................    29,077    1,269,502
*   NPS Pharmaceuticals, Inc...........................    22,988      642,285
*   NuVasive, Inc......................................    77,336    2,890,820
    Omnicare, Inc......................................   171,872   10,742,000
*   Omnicell, Inc......................................    58,316    1,597,858
#*  OncoGenex Pharmaceutical, Inc......................     1,700        5,134
#*  Opko Health, Inc...................................   388,769    3,428,943
*   OraSure Technologies, Inc..........................    60,788      500,285
*   Orthofix International NV..........................    29,396      971,832
#   Owens & Minor, Inc.................................   111,336    3,684,108
#*  Pacific Biosciences of California, Inc.............    66,354      303,238
#*  Pacira Pharmaceuticals, Inc........................     4,059      373,428
#*  Pain Therapeutics, Inc.............................    50,349      211,969
#*  PAREXEL International Corp.........................   121,708    6,518,680
#   Patterson Cos., Inc................................   142,309    5,551,474
#*  PDI, Inc...........................................    21,336       78,303
#   PDL BioPharma, Inc.................................   149,198    1,399,477
    PerkinElmer, Inc...................................   195,649    9,042,897
*   Pernix Therapeutics Holdings, Inc..................     7,120       53,471
    Perrigo Co. P.L.C..................................    35,679    5,367,906
    Pfizer, Inc........................................ 3,831,803  109,972,746
*   PharMerica Corp....................................    55,399    1,495,219
#*  PhotoMedex, Inc....................................     7,613       82,144
#   Pozen, Inc.........................................    43,128      312,247
*   Prestige Brands Holdings, Inc......................    90,105    2,775,234
#*  Progenics Pharmaceuticals, Inc.....................    99,984      477,924
#*  ProPhase Labs, Inc.................................    19,981       30,971
*   Providence Service Corp. (The).....................    27,850    1,103,138
#*  pSivida Corp.......................................    22,452      100,136
    Psychemedics Corp..................................     1,810       25,394
#   Quality Systems, Inc...............................    84,006    1,302,933
#   Quest Diagnostics, Inc.............................   107,667    6,578,454
#   Questcor Pharmaceuticals, Inc......................    47,500    4,273,575
*   Quidel Corp........................................    50,738    1,211,116
#*  RadNet, Inc........................................    40,741      208,187
*   Receptos, Inc......................................     5,049      209,079
*   Regeneron Pharmaceuticals, Inc.....................    22,072    6,979,608
#*  Repligen Corp......................................    54,646    1,145,927
#   ResMed, Inc........................................    67,431    3,488,880
*   Retractable Technologies, Inc......................     7,725       22,403
#*  Rigel Pharmaceuticals, Inc.........................   102,876      336,405
#*  RTI Surgical, Inc..................................    87,990      402,114
#*  Sagent Pharmaceuticals, Inc........................    23,967      610,679
*   Salix Pharmaceuticals, Ltd.........................    24,827    3,274,930
#*  Sangamo Biosciences, Inc...........................    26,718      317,410
#*  Sciclone Pharmaceuticals, Inc......................    88,042      424,362
#*  Seattle Genetics, Inc..............................    38,000    1,337,600
    Select Medical Holdings Corp.......................   222,193    3,452,879
    Simulations Plus, Inc..............................     4,400       26,268

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Sirona Dental Systems, Inc.........................  69,168 $ 5,547,274
#*  Skilled Healthcare Group, Inc. Class A.............  34,371     204,507
    Span-America Medical Systems, Inc..................   3,812      74,334
*   Special Diversified Opportunities, Inc.............  14,178      17,581
#*  Spectranetics Corp. (The)..........................  19,640     503,766
#*  Spectrum Pharmaceuticals, Inc......................  95,574     672,841
    St Jude Medical, Inc...............................  88,007   5,737,176
#*  Staar Surgical Co..................................  26,138     336,396
#*  StemCells, Inc.....................................     545         910
#*  Stereotaxis, Inc...................................   4,433      14,585
    STERIS Corp........................................  89,775   4,567,752
    Stryker Corp.......................................  51,444   4,103,688
#*  Sucampo Pharmaceuticals, Inc. Class A..............  14,749      87,019
*   SunLink Health Systems, Inc........................   3,122       3,715
#*  SurModics, Inc.....................................  27,984     531,416
*   Symmetry Medical, Inc..............................  59,206     521,605
#*  Targacept, Inc.....................................   9,807      27,362
*   Taro Pharmaceutical Industries, Ltd................     901     127,275
*   Team Health Holdings, Inc..........................  50,086   2,832,363
    Techne Corp........................................  14,778   1,379,083
    Teleflex, Inc......................................  68,284   7,356,918
#*  Tenet Healthcare Corp.............................. 164,303   8,670,269
#*  Theravance Biopharma, Inc..........................   3,588     100,572
#*  Theravance, Inc....................................  12,559     272,530
    Thermo Fisher Scientific, Inc...................... 197,528  23,999,652
*   Thoratec Corp......................................  97,164   3,157,830
*   Tornier NV.........................................  24,924     516,675
#   Transcept Pharmaceuticals, Inc.....................  23,021      51,567
*   Triple-S Management Corp. Class B..................  40,623     701,965
*   United Therapeutics Corp...........................  60,724   5,522,241
    UnitedHealth Group, Inc............................ 576,403  46,717,463
#   Universal American Corp............................ 140,720   1,117,317
    Universal Health Services, Inc. Class B............ 110,174  11,744,548
*   Uroplasty, Inc.....................................   2,767       6,530
    US Physical Therapy, Inc...........................  21,042     735,207
#   Utah Medical Products, Inc.........................   6,006     312,372
#*  Varian Medical Systems, Inc........................  29,827   2,450,288
*   Vascular Solutions, Inc............................  27,906     688,441
*   VCA, Inc........................................... 174,938   6,523,438
*   Vertex Pharmaceuticals, Inc........................  30,622   2,722,602
*   Vical, Inc.........................................  19,691      25,795
#*  Volcano Corp.......................................  31,538     520,692
*   Waters Corp........................................  16,195   1,675,211
*   WellCare Health Plans, Inc.........................  74,900   4,672,262
    WellPoint, Inc..................................... 203,028  22,294,505
    West Pharmaceutical Services, Inc.................. 107,900   4,396,925
*   Wright Medical Group, Inc..........................  77,860   2,399,645
#*  XenoPort, Inc......................................   1,326       5,689
    Zimmer Holdings, Inc............................... 130,497  13,058,835

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
    Zoetis, Inc........................................ 749,441 $   24,664,103
                                                                --------------
Total Health Care......................................          1,297,840,013
                                                                --------------
Industrials -- (12.3%)
    3M Co.............................................. 136,848     19,280,515
#   AAON, Inc..........................................  87,419      1,715,151
#   AAR Corp...........................................  64,754      1,741,883
    ABM Industries, Inc................................  94,696      2,330,469
#   Acacia Research Corp...............................  71,606      1,221,598
#*  ACCO Brands Corp................................... 134,402        889,741
*   Accuride Corp......................................  34,436        172,180
    Aceto Corp.........................................  49,227        825,045
    Acme United Corp...................................   2,302         39,134
*   Active Power, Inc..................................     920          2,208
    Actuant Corp. Class A.............................. 121,522      3,922,730
    Acuity Brands, Inc.................................  45,017      4,828,974
#*  Adept Technology, Inc..............................  14,123        128,519
#   ADT Corp. (The).................................... 131,385      4,572,198
#*  Advisory Board Co. (The)...........................  27,568      1,382,260
*   AECOM Technology Corp.............................. 174,318      5,918,096
*   Aegion Corp........................................  75,516      1,730,072
#*  AeroCentury Corp...................................   1,459         23,038
*   Aerovironment, Inc.................................  39,203      1,234,502
    AGCO Corp.......................................... 173,743      8,463,022
    Air Lease Corp.....................................  21,955        756,350
*   Air Transport Services Group, Inc.................. 101,787        780,706
    Aircastle, Ltd.....................................  90,875      1,631,206
    Alamo Group, Inc...................................  20,434        971,228
    Alaska Air Group, Inc.............................. 240,194     10,561,330
    Albany International Corp. Class A.................  47,742      1,711,073
    Allegiant Travel Co................................  32,081      3,777,859
    Allegion P.L.C.....................................  52,413      2,695,601
    Alliant Techsystems, Inc...........................  55,723      7,240,089
o   Allied Defense Group, Inc..........................   8,042            643
    Allied Motion Technologies, Inc....................   6,678         81,338
    Allison Transmission Holdings, Inc................. 146,681      4,294,820
#   Altra Industrial Motion Corp.......................  54,018      1,693,464
    AMERCO.............................................  33,219      8,741,912
#*  Ameresco, Inc. Class A.............................  37,184        279,624
    American Airlines Group, Inc....................... 199,017      7,731,810
#   American Railcar Industries, Inc...................  39,572      2,707,516
    American Science & Engineering, Inc................  13,227        830,656
#*  American Superconductor Corp.......................   9,532         18,969
*   American Woodmark Corp.............................  25,255        742,497
    AMETEK, Inc........................................ 128,021      6,233,343
#*  AMREP Corp.........................................   9,572         54,752
    AO Smith Corp...................................... 116,746      5,452,038
    Apogee Enterprises, Inc............................  51,318      1,665,269
    Applied Industrial Technologies, Inc...............  73,294      3,551,827
*   ARC Document Solutions, Inc........................  81,373        443,483
    ArcBest Corp.......................................  42,847      1,359,535
    Argan, Inc.........................................  34,326      1,163,651
#*  Armstrong World Industries, Inc....................  89,822      4,372,535

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Arotech Corp.......................................   5,156 $    17,066
    Astec Industries, Inc..............................  37,588   1,461,046
*   Astronics Corp.....................................  19,607   1,137,206
*   Astronics Corp. Class B............................   3,685     212,698
#*  Atlas Air Worldwide Holdings, Inc..................  48,059   1,644,579
*   Avalon Holdings Corp. Class A......................   1,202       4,928
*   Avis Budget Group, Inc............................. 233,731  13,133,345
#   AZZ, Inc...........................................  44,839   1,956,774
*   B/E Aerospace, Inc................................. 121,675  10,359,410
    Babcock & Wilcox Co. (The)......................... 112,715   3,498,674
#   Baltic Trading, Ltd................................  21,705     110,478
    Barnes Group, Inc..................................  88,411   3,028,077
    Barrett Business Services, Inc.....................  13,746     784,622
#*  Beacon Roofing Supply, Inc.........................  96,324   2,662,395
*   Blount International, Inc.......................... 136,648   1,784,623
#*  BlueLinx Holdings, Inc.............................  86,144      99,066
    Boeing Co. (The)................................... 114,933  13,847,128
    Brady Corp. Class A................................  77,801   2,034,496
*   Breeze-Eastern Corp................................  12,352     129,820
#   Briggs & Stratton Corp.............................  91,256   1,672,722
    Brink's Co. (The)..................................  97,110   2,606,432
*   Broadwind Energy, Inc..............................   2,072      17,975
#*  Builders FirstSource, Inc..........................  83,255     494,535
*   CAI International, Inc.............................  34,699     662,404
    Carlisle Cos., Inc.................................  85,240   6,820,905
*   Casella Waste Systems, Inc. Class A................  38,456     181,512
#   Caterpillar, Inc................................... 256,407  25,833,005
#*  CBIZ, Inc..........................................  96,626     788,468
    CDI Corp...........................................  28,435     394,393
    Ceco Environmental Corp............................  31,518     428,014
#   Celadon Group, Inc.................................  40,642     863,236
#   CH Robinson Worldwide, Inc.........................  39,187   2,643,555
#*  Chart Industries, Inc..............................  42,909   3,263,229
    Chicago Bridge & Iron Co. NV.......................  46,220   2,741,770
    Chicago Rivet & Machine Co.........................     653      21,993
    Cintas Corp........................................ 116,576   7,297,658
    CIRCOR International, Inc..........................  30,383   2,183,626
*   Civeo Corp......................................... 187,528   4,763,211
#   CLARCOR, Inc.......................................  64,019   3,796,967
#*  Clean Harbors, Inc.................................  97,482   5,617,888
#*  Colfax Corp........................................ 141,914   8,936,325
    Columbus McKinnon Corp.............................  32,594     757,811
    Comfort Systems USA, Inc...........................  65,515     976,174
*   Command Security Corp..............................  10,654      20,349
#*  Commercial Vehicle Group, Inc......................  30,504     279,417
    Compx International, Inc...........................   3,471      36,498
    Con-way, Inc.......................................  97,389   4,806,147
    Copa Holdings SA Class A...........................  12,530   1,902,931
*   Copart, Inc........................................  71,990   2,403,026
    Corporate Executive Board Co. (The)................  57,180   3,549,163
    Courier Corp.......................................  21,176     276,347
#   Covanta Holding Corp............................... 226,397   4,623,027
*   Covenant Transportation Group, Inc. Class A........  12,060     143,393

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  CPI Aerostructures, Inc............................   8,781 $   104,055
*   CRA International, Inc.............................  14,257     340,457
    Crane Co...........................................  74,082   5,082,766
    CSX Corp........................................... 791,233  23,673,691
    Cubic Corp.........................................  42,291   1,854,883
    Cummins, Inc.......................................  27,662   3,855,806
    Curtiss-Wright Corp................................  78,292   4,972,325
    Danaher Corp....................................... 247,085  18,254,640
    Deere & Co......................................... 164,066  13,963,657
    Delta Air Lines, Inc............................... 406,328  15,221,047
#   Deluxe Corp........................................ 111,945   6,158,094
#*  DigitalGlobe, Inc.................................. 125,841   3,290,742
    Donaldson Co., Inc.................................  49,958   1,937,871
    Douglas Dynamics, Inc..............................  36,617     611,504
    Dover Corp......................................... 160,924  13,800,842
*   Ducommun, Inc......................................  17,367     480,198
#   Dun & Bradstreet Corp. (The).......................  30,081   3,309,812
*   DXP Enterprises, Inc...............................  25,098   1,782,711
*   Dycom Industries, Inc..............................  64,678   1,818,745
    Dynamic Materials Corp.............................  20,382     417,423
#*  Eagle Bulk Shipping, Inc...........................  13,093      22,651
    Eastern Co. (The)..................................   6,782     109,597
    Eaton Corp. P.L.C.................................. 233,188  15,838,129
#*  Echo Global Logistics, Inc.........................  41,746     918,829
    Ecology and Environment, Inc. Class A..............   3,767      39,026
    EMCOR Group, Inc................................... 113,810   4,658,243
    Emerson Electric Co................................ 197,739  12,586,087
    Encore Wire Corp...................................  37,694   1,580,886
#*  Energy Recovery, Inc...............................  58,749     263,196
#   EnerSys............................................  80,857   5,128,760
#*  Engility Holdings, Inc.............................  25,095     867,283
    Ennis, Inc.........................................  39,200     555,856
#*  EnPro Industries, Inc..............................  35,768   2,447,247
    EnviroStar, Inc....................................     100         249
    Equifax, Inc....................................... 110,984   8,444,773
    ESCO Technologies, Inc.............................  49,449   1,659,014
    Espey Manufacturing & Electronics Corp.............   4,614     113,389
*   Esterline Technologies Corp........................  54,096   5,872,121
    Exelis, Inc........................................ 323,897   5,454,425
    Expeditors International of Washington, Inc........  34,200   1,476,756
    Exponent, Inc......................................  20,143   1,431,764
#   Fastenal Co........................................ 121,376   5,383,026
    Federal Signal Corp................................ 107,743   1,557,964
    FedEx Corp......................................... 185,608  27,262,103
    Flowserve Corp.....................................  87,256   6,460,434
    Fluor Corp......................................... 132,608   9,663,145
    Fortune Brands Home & Security, Inc................ 204,895   7,742,982
    Forward Air Corp...................................  52,345   2,343,486
*   Franklin Covey Co..................................  27,517     518,971
    Franklin Electric Co., Inc.........................  82,477   3,022,782
    FreightCar America, Inc............................  20,213     436,197
#*  FTI Consulting, Inc................................  78,654   2,907,052
#*  Fuel Tech, Inc.....................................  30,552     153,677

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
*   Furmanite Corp.....................................    64,389 $    589,159
    G&K Services, Inc. Class A.........................    34,989    1,682,621
#   GATX Corp..........................................    77,786    4,822,732
*   Gencor Industries, Inc.............................     5,578       60,131
#*  GenCorp, Inc.......................................    63,086    1,119,777
#*  Generac Holdings, Inc..............................    72,815    3,160,171
    General Cable Corp.................................    82,789    1,840,399
    General Dynamics Corp..............................   162,242   18,944,998
    General Electric Co................................ 4,750,967  119,486,820
*   Genesee & Wyoming, Inc. Class A....................    90,520    9,027,560
*   Gibraltar Industries, Inc..........................    49,354      725,010
#   Global Power Equipment Group, Inc..................    22,239      366,276
#*  Goldfield Corp. (The)..............................    18,424       28,926
#   Gorman-Rupp Co. (The)..............................    38,613    1,119,005
*   GP Strategies Corp.................................    32,659      888,651
    Graco, Inc.........................................    43,594    3,232,495
#*  GrafTech International, Ltd........................   220,193    1,849,621
    Graham Corp........................................    17,619      531,389
    Granite Construction, Inc..........................    65,859    2,143,710
#*  Great Lakes Dredge & Dock Corp.....................    99,858      720,975
#   Greenbrier Cos., Inc. (The)........................    47,338    3,050,934
#   Griffon Corp.......................................    98,568    1,061,577
*   H&E Equipment Services, Inc........................    61,285    2,217,291
    Hardinge, Inc......................................    16,040      191,357
    Harsco Corp........................................   168,705    4,263,175
#*  Hawaiian Holdings, Inc.............................    88,476    1,232,471
#   Healthcare Services Group, Inc.....................    49,621    1,297,093
#   Heartland Express, Inc.............................   182,914    4,106,419
#   HEICO Corp.........................................    37,893    1,862,820
    HEICO Corp. Class A................................    69,871    2,816,500
    Heidrick & Struggles International, Inc............    26,138      487,996
#*  Heritage-Crystal Clean, Inc........................     7,298      123,774
    Herman Miller, Inc.................................    83,263    2,434,610
*   Hertz Global Holdings, Inc.........................   607,737   17,150,338
*   Hexcel Corp........................................   126,769    4,722,145
*   Hill International, Inc............................    51,954      249,899
    Hillenbrand, Inc...................................   127,275    3,824,614
#   HNI Corp...........................................    75,289    2,660,713
    Honeywell International, Inc.......................   121,286   11,137,693
    Houston Wire & Cable Co............................    30,850      370,509
*   Hub Group, Inc. Class A............................    61,641    2,846,581
    Hubbell, Inc. Class A..............................     7,919      970,711
    Hubbell, Inc. Class B..............................    61,174    7,153,688
*   Hudson Global, Inc.................................    43,679      168,164
    Huntington Ingalls Industries, Inc.................    88,565    8,052,330
    Hurco Cos., Inc....................................     8,940      287,063
*   Huron Consulting Group, Inc........................    40,294    2,435,369
    Hyster-Yale Materials Handling, Inc................    25,081    2,008,988
*   ICF International, Inc.............................    32,840    1,135,279
    IDEX Corp..........................................   123,842    9,389,700
*   IHS, Inc. Class A..................................    20,789    2,731,051
    Illinois Tool Works, Inc...........................    87,875    7,238,264
    Ingersoll-Rand P.L.C...............................   157,241    9,244,198

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  InnerWorkings, Inc.................................  66,030 $   538,145
#*  Innovative Solutions & Support, Inc................  19,910     118,465
    Insperity, Inc.....................................  43,732   1,395,488
    Insteel Industries, Inc............................  28,079     515,250
*   Integrated Electrical Services, Inc................  17,939     114,271
*   Intelligent Systems Corp...........................     629       1,000
#   Interface, Inc.....................................  85,639   1,357,378
#   International Shipholding Corp.....................   8,363     177,296
#   Intersections, Inc.................................  30,961     114,246
    Iron Mountain, Inc................................. 214,499   7,187,862
    ITT Corp........................................... 114,983   5,285,769
*   Jacobs Engineering Group, Inc......................  84,730   4,305,131
    JB Hunt Transport Services, Inc....................  41,837   3,232,327
#*  JetBlue Airways Corp............................... 479,924   5,144,785
    John Bean Technologies Corp........................  39,301   1,023,791
#   Joy Global, Inc.................................... 112,160   6,646,602
    Kadant, Inc........................................  17,092     651,889
    Kaman Corp.........................................  84,492   3,380,525
#   Kansas City Southern...............................  95,096  10,371,170
    KAR Auction Services, Inc.......................... 237,894   6,972,673
    KBR, Inc........................................... 255,616   5,281,027
    Kelly Services, Inc. Class A.......................  60,884     970,491
    Kelly Services, Inc. Class B.......................   1,275      21,465
#   Kennametal, Inc.................................... 133,816   5,657,740
*   Key Technology, Inc................................   7,462      97,304
    Kforce, Inc........................................  62,116   1,235,487
    Kimball International, Inc. Class B................  50,492     796,259
*   Kirby Corp.........................................  99,803  11,623,057
#   Knight Transportation, Inc......................... 204,127   4,890,883
    Knightsbridge Tankers, Ltd.........................  70,825     807,405
    Knoll, Inc.........................................  81,454   1,369,242
*   Korn/Ferry International...........................  81,882   2,408,968
#*  Kratos Defense & Security Solutions, Inc........... 112,421     820,673
    L-3 Communications Holdings, Inc................... 100,263  10,523,604
#   Landstar System, Inc...............................  59,507   3,935,198
#*  Lawson Products, Inc...............................  12,431     234,946
#*  Layne Christensen Co...............................  34,483     374,141
    LB Foster Co. Class A..............................  16,243     757,736
    Lennox International, Inc..........................  44,910   3,831,721
    Lincoln Electric Holdings, Inc..................... 106,249   7,059,184
#   Lindsay Corp.......................................  20,998   1,699,788
#*  LMI Aerospace, Inc.................................  17,391     227,648
    Lockheed Martin Corp...............................  58,142   9,707,970
    LS Starrett Co. (The) Class A......................   9,260     138,344
    LSI Industries, Inc................................  42,695     304,842
*   Luna Innovations, Inc..............................   4,551       6,417
*   Lydall, Inc........................................  24,164     609,658
*   Magnetek, Inc......................................   1,525      38,476
#*  Manitex International, Inc.........................   2,123      29,340
#   Manitowoc Co., Inc. (The).......................... 202,460   5,377,338
    Manpowergroup, Inc................................. 117,862   9,180,271
    Marten Transport, Ltd..............................  58,210   1,178,170
    Masco Corp......................................... 153,929   3,201,723

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  MasTec, Inc........................................ 125,372 $ 3,408,865
    Mastech Holdings, Inc..............................   3,567      42,519
    Matson, Inc........................................  76,358   2,057,848
#   McGrath RentCorp...................................  39,998   1,381,931
*   Meritor, Inc....................................... 170,533   2,143,600
#*  Metalico, Inc......................................  76,765     114,380
*   Mfri, Inc..........................................   6,501      71,576
*   Middleby Corp. (The)...............................  68,007   4,954,990
#   Miller Industries, Inc.............................  16,917     324,637
*   Mistras Group, Inc.................................  41,992     886,871
#   Mobile Mini, Inc...................................  76,077   2,872,668
*   Moog, Inc. Class A.................................  70,114   4,628,926
*   Moog, Inc. Class B.................................   6,265     421,102
*   MRC Global, Inc.................................... 163,564   4,388,422
    MSA Safety, Inc....................................  69,603   3,604,043
#   MSC Industrial Direct Co., Inc. Class A............  19,665   1,677,228
    Mueller Industries, Inc............................ 118,168   3,288,615
    Mueller Water Products, Inc. Class A............... 271,891   2,107,155
#   Multi-Color Corp...................................  22,352     879,998
*   MYR Group, Inc.....................................  36,691     910,304
#   National Presto Industries, Inc....................  10,320     661,512
*   Navigant Consulting, Inc...........................  87,626   1,430,056
#*  Navistar International Corp........................  28,585   1,005,334
#*  NCI Building Systems, Inc..........................     929      15,570
    Nielsen NV......................................... 174,708   8,055,786
#   NL Industries, Inc.................................  66,217     576,088
    NN, Inc............................................  28,052     813,508
    Nordson Corp.......................................  44,212   3,323,416
    Norfolk Southern Corp.............................. 167,541  17,032,218
#*  Nortek, Inc........................................     835      66,608
    Northrop Grumman Corp.............................. 134,779  16,614,207
#*  Northwest Pipe Co..................................  14,589     523,016
#*  NOW, Inc...........................................  57,284   1,843,972
#*  Ocean Power Technologies, Inc......................   8,423      11,624
*   Old Dominion Freight Line, Inc..................... 112,841   7,163,147
#   Omega Flex, Inc....................................   8,600     145,684
*   On Assignment, Inc.................................  91,840   2,480,598
*   Orbital Sciences Corp..............................  99,159   2,545,412
*   Orion Energy Systems, Inc..........................  30,093     126,692
#*  Orion Marine Group, Inc............................  30,944     334,505
    Oshkosh Corp....................................... 152,082   7,029,230
    Owens Corning...................................... 197,978   6,741,151
    PACCAR, Inc........................................  74,797   4,657,609
    Pall Corp..........................................  20,800   1,611,376
*   PAM Transportation Services, Inc...................   9,059     314,891
    Park-Ohio Holdings Corp............................  23,403   1,389,202
    Parker Hannifin Corp...............................  52,665   6,053,842
*   Patrick Industries, Inc............................  20,849     868,361
#*  Patriot Transportation Holding, Inc................  10,465     348,066
*   Pendrell Corp......................................  67,532      99,272
    Pentair P.L.C...................................... 192,918  12,360,256
*   Performant Financial Corp..........................   5,442      52,189
*   PGT, Inc...........................................  53,997     500,012

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Pike Corp..........................................  57,952 $   467,093
    Pitney Bowes, Inc.................................. 184,916   5,003,827
#*  Plug Power, Inc....................................   2,629      14,249
#*  PMFG, Inc..........................................  16,342      84,488
*   Polypore International, Inc........................  76,811   3,310,554
    Powell Industries, Inc.............................  19,910   1,162,943
#*  PowerSecure International, Inc.....................  39,354     386,850
    Precision Castparts Corp...........................  19,531   4,468,693
    Preformed Line Products Co.........................   8,209     444,846
    Primoris Services Corp............................. 118,999   2,841,696
#*  Proto Labs, Inc....................................   7,082     573,642
    Providence and Worcester Railroad Co...............   3,494      61,110
    Quad/Graphics, Inc.................................   4,133      87,289
*   Quality Distribution, Inc..........................  38,433     513,081
#   Quanex Building Products Corp......................  64,774   1,106,988
*   Quanta Services, Inc............................... 214,473   7,182,701
#   Raven Industries, Inc..............................  71,765   2,000,091
    Raytheon Co........................................ 116,541  10,578,427
#   RBC Bearings, Inc..................................  39,711   2,203,166
*   RCM Technologies, Inc..............................  13,580      91,122
#*  Real Goods Solar, Inc. Class A.....................     512       1,142
    Regal-Beloit Corp..................................  78,674   5,529,995
*   Republic Airways Holdings, Inc.....................  78,614     781,423
    Republic Services, Inc............................. 225,148   8,539,864
    Resources Connection, Inc..........................  84,694   1,278,879
*   Rexnord Corp.......................................  42,087   1,132,561
#*  Roadrunner Transportation Systems, Inc.............  60,930   1,531,780
    Robert Half International, Inc.....................  69,588   3,385,456
    Rockwell Automation, Inc...........................  64,578   7,210,779
    Rockwell Collins, Inc..............................  60,785   4,453,717
    Rollins, Inc.......................................  46,844   1,326,154
    Roper Industries, Inc..............................  66,703   9,609,901
*   RPX Corp...........................................  96,980   1,512,888
#   RR Donnelley & Sons Co............................. 311,814   5,413,091
#*  Rush Enterprises, Inc. Class A.....................  48,150   1,696,325
*   Rush Enterprises, Inc. Class B.....................   8,637     266,883
    Ryder System, Inc.................................. 120,453  10,374,617
*   Saia, Inc..........................................  65,425   2,986,651
*   Sensata Technologies Holding NV....................   1,595      73,753
    Servotronics, Inc..................................   1,473       9,913
    SIFCO Industries, Inc..............................   7,118     199,233
    Simpson Manufacturing Co., Inc.....................  81,637   2,482,581
    SkyWest, Inc.......................................  91,028     973,089
*   SL Industries, Inc.................................  11,694     423,089
    SmartPros, Ltd.....................................   1,344       3,024
    Snap-on, Inc.......................................  79,949   9,609,870
#*  SolarCity Corp.....................................   1,800     128,754
    Southwest Airlines Co.............................. 773,474  21,873,845
*   SP Plus Corp.......................................  21,221     415,932
*   Sparton Corp.......................................  11,200     309,568
*   Spirit Aerosystems Holdings, Inc. Class A.......... 207,437   6,756,223
*   Spirit Airlines, Inc...............................  86,403   5,652,484
    SPX Corp...........................................  80,563   7,986,210

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Standard Register Co. (The)........................   6,813 $    37,131
    Standex International Corp.........................  22,545   1,486,843
    Stanley Black & Decker, Inc........................ 153,667  13,438,179
    Steelcase, Inc. Class A............................ 184,073   2,779,502
*   Stericycle, Inc....................................  15,661   1,842,517
#*  Sterling Construction Co., Inc.....................  23,323     206,875
    Sun Hydraulics Corp................................  33,804   1,233,170
*   Supreme Industries, Inc. Class A...................  14,584      99,463
#*  Swift Transportation Co............................ 142,697   2,918,154
    TAL International Group, Inc.......................  56,839   2,512,284
#*  Taser International, Inc...........................  82,399     993,732
*   Team, Inc..........................................  34,201   1,354,702
*   Tecumseh Products Co...............................  20,303      98,876
*   Teledyne Technologies, Inc.........................  48,937   4,463,054
#   Tennant Co.........................................  25,008   1,824,334
    Terex Corp......................................... 193,513   6,678,134
    Tetra Tech, Inc.................................... 108,933   2,644,893
#   Textainer Group Holdings, Ltd......................  82,635   3,021,962
    Textron, Inc....................................... 186,989   6,800,790
*   Thermon Group Holdings, Inc........................  26,569     647,752
    Timken Co. (The)................................... 122,787   5,439,464
#   Titan International, Inc...........................  85,461   1,275,078
#*  Titan Machinery, Inc...............................  34,120     500,199
    Toro Co. (The).....................................  43,236   2,565,192
    Towers Watson & Co. Class A........................  37,357   3,811,161
    TransDigm Group, Inc...............................  18,993   3,189,305
#*  TRC Cos., Inc......................................  29,408     147,922
#*  Trex Co., Inc......................................  44,012   1,238,938
*   Trimas Corp........................................  63,511   2,012,028
#   Trinity Industries, Inc............................ 276,234  12,054,852
#   Triumph Group, Inc.................................  87,175   5,522,536
*   TrueBlue, Inc......................................  71,032   1,917,154
*   Tutor Perini Corp..................................  95,608   2,603,406
#   Twin Disc, Inc.....................................  22,040     635,634
    Tyco International, Ltd............................ 207,871   8,969,634
*   Ultralife Corp.....................................  19,679      71,041
    UniFirst Corp......................................  24,143   2,346,941
    Union Pacific Corp................................. 534,082  52,505,601
*   United Continental Holdings, Inc................... 527,210  24,457,272
    United Parcel Service, Inc. Class B................ 116,924  11,352,151
#*  United Rentals, Inc................................ 142,790  15,121,461
#   United Stationers, Inc.............................  65,169   2,514,220
    United Technologies Corp........................... 254,548  26,765,722
    Universal Forest Products, Inc.....................  29,064   1,272,422
#*  Universal Security Instruments, Inc................   1,873       6,855
    Universal Truckload Services, Inc..................  25,605     621,945
    URS Corp........................................... 128,737   7,372,768
    US Ecology, Inc....................................  46,902   2,122,785
#*  USA Truck, Inc.....................................  14,166     262,071
#*  USG Corp........................................... 115,330   3,050,479
#   UTi Worldwide, Inc................................. 176,046   1,665,395
#   Valmont Industries, Inc............................  33,895   4,936,129
*   Verisk Analytics, Inc. Class A.....................  37,160   2,231,086

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
#*  Veritiv Corp.......................................   6,121 $      244,350
*   Versar, Inc........................................  15,761         50,120
    Viad Corp..........................................  37,472        795,156
*   Vicor Corp.........................................  34,427        271,285
*   Virco Manufacturing Corp...........................  11,119         28,909
#*  Volt Information Sciences, Inc.....................  23,850        193,304
    VSE Corp...........................................   6,890        410,437
#*  Wabash National Corp............................... 161,555      2,198,764
*   WABCO Holdings, Inc................................  27,768      2,706,825
    Wabtec Corp........................................ 109,846      8,862,375
    Waste Connections, Inc............................. 212,374     10,053,785
    Waste Management, Inc.............................. 233,210     10,468,797
    Watsco, Inc........................................  40,177      3,598,654
    Watsco, Inc. Class B...............................   5,058        457,091
    Watts Water Technologies, Inc. Class A.............  46,572      2,722,599
    Werner Enterprises, Inc............................ 138,571      3,406,075
*   Wesco Aircraft Holdings, Inc.......................  35,835        679,073
#*  WESCO International, Inc...........................  75,503      5,926,230
    West Corp..........................................   5,637        145,265
*   Willdan Group, Inc.................................   7,684         59,320
*   Willis Lease Finance Corp..........................   8,926        203,334
    Woodward, Inc......................................  95,443      4,768,332
#   WW Grainger, Inc...................................  26,133      6,145,175
#*  XPO Logistics, Inc.................................  35,163      1,086,185
    Xylem, Inc......................................... 126,611      4,468,102
*   YRC Worldwide, Inc.................................   1,770         46,339
                                                                --------------
Total Industrials......................................          1,652,832,377
                                                                --------------
Information Technology -- (14.2%)
#*  3D Systems Corp....................................  62,072      3,111,669
    Accenture P.L.C. Class A........................... 131,378     10,415,648
*   ACI Worldwide, Inc................................. 177,480      3,325,975
*   Acorn Energy, Inc..................................  24,822         53,367
    Activision Blizzard, Inc........................... 563,469     12,610,436
*   Actuate Corp.......................................  83,460        352,201
*   Acxiom Corp........................................ 128,305      2,350,548
#*  ADDvantage Technologies Group, Inc.................   7,817         19,152
*   Adobe Systems, Inc.................................  60,457      4,178,183
#   ADTRAN, Inc........................................  96,668      2,149,896
*   Advanced Energy Industries, Inc....................  67,891      1,141,927
#*  Advanced Micro Devices, Inc........................ 117,229        458,365
*   Advanced Photonix, Inc. Class A....................   1,915            900
#   Advent Software, Inc...............................  68,817      2,233,800
*   Aehr Test Systems..................................   4,618         12,653
*   Aeroflex Holding Corp..............................   5,086         53,708
*   Aetrium, Inc.......................................     646          3,295
*   Agilysys, Inc......................................  36,023        473,702
*   Akamai Technologies, Inc........................... 113,952      6,725,447
*   Alliance Data Systems Corp.........................  26,215      6,875,932
#*  Alpha & Omega Semiconductor, Ltd...................  15,188        138,970
    Altera Corp........................................ 179,312      5,867,089
    Amdocs, Ltd........................................ 131,808      5,976,175
    American Software, Inc. Class A....................  41,689        388,125

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Amkor Technology, Inc..............................   302,736 $  2,679,214
    Amphenol Corp. Class A.............................    32,171    3,093,885
*   Amtech Systems, Inc................................    11,796      115,365
#*  ANADIGICS, Inc.....................................   100,745       80,596
    Analog Devices, Inc................................   213,941   10,617,892
    Anixter International, Inc.........................    51,067    4,390,230
*   ANSYS, Inc.........................................    43,080    3,314,575
*   AOL, Inc...........................................   145,693    5,616,465
    Apple, Inc......................................... 2,232,888  213,397,106
    Applied Materials, Inc.............................   434,626    9,109,761
#*  Applied Micro Circuits Corp........................    27,136      226,586
*   ARRIS Group, Inc...................................   220,365    7,529,872
*   Arrow Electronics, Inc.............................   176,372   10,220,757
#*  Ascent Solar Technologies, Inc.....................    31,475       11,013
*   Aspen Technology, Inc..............................    64,270    2,791,889
    Astro-Med, Inc.....................................     9,339      125,236
*   Atmel Corp.........................................   598,527    4,907,921
*   Autobytel, Inc.....................................     3,757       41,177
*   Autodesk, Inc......................................    41,500    2,214,025
    Automatic Data Processing, Inc.....................    85,937    6,987,537
    Avago Technologies, Ltd............................    20,623    1,430,824
*   AVG Technologies NV................................    65,219    1,108,723
#*  Aviat Networks, Inc................................    88,527      115,085
#*  Avid Technology, Inc...............................    62,217      463,517
    Avnet, Inc.........................................   228,393    9,667,876
    AVX Corp...........................................   229,798    3,125,253
    Aware, Inc.........................................    27,858      119,511
*   Axcelis Technologies, Inc..........................   109,032      190,806
*   AXT, Inc...........................................    45,551       97,935
#   Badger Meter, Inc..................................    24,273    1,211,223
*   Bankrate, Inc......................................   138,608    2,336,931
    Bel Fuse, Inc. Class A.............................     4,354      100,447
    Bel Fuse, Inc. Class B.............................    13,898      328,549
    Belden, Inc........................................    70,812    4,808,135
*   Benchmark Electronics, Inc.........................    86,360    2,085,594
    Black Box Corp.....................................    35,024      724,997
#   Blackbaud, Inc.....................................    43,101    1,582,238
*   Blackhawk Network Holdings, Inc. Class B...........    50,479    1,407,859
*   Blonder Tongue Laboratories........................       433          401
*   Blucora, Inc.......................................    68,317    1,166,171
    Booz Allen Hamilton Holding Corp...................    49,159    1,093,296
*   Bottomline Technologies de, Inc....................    63,828    1,806,971
    Broadcom Corp. Class A.............................   102,883    3,936,304
    Broadridge Financial Solutions, Inc................   100,564    4,059,769
#*  BroadVision, Inc...................................     6,453       60,013
    Brocade Communications Systems, Inc................   764,125    7,037,591
    Brooks Automation, Inc.............................   130,829    1,331,839
*   Bsquare Corp.......................................    12,187       37,170
*   BTU International, Inc.............................    10,388       34,696
    CA, Inc............................................   361,744   10,447,167
*   Cabot Microelectronics Corp........................    43,143    1,733,917
#*  CACI International, Inc. Class A...................    43,130    2,975,539
*   Cadence Design Systems, Inc........................   106,862    1,798,487

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  CalAmp Corp........................................    20,878 $   355,135
#*  Calix, Inc.........................................    86,101     799,878
*   Carbonite, Inc.....................................     1,300      12,649
#*  Cardtronics, Inc...................................    83,222   3,209,040
*   Cartesian, Inc.....................................     3,573      15,793
*   Cascade Microtech, Inc.............................    18,571     205,395
#   Cass Information Systems, Inc......................    18,870     851,603
#*  Ceva, Inc..........................................    35,254     501,664
*   Checkpoint Systems, Inc............................    68,783     841,904
#*  China Information Technology, Inc..................     1,733       8,405
*   ChyronHego Corp....................................     5,035      10,271
*   CIBER, Inc.........................................   152,480     532,155
#*  Ciena Corp.........................................   140,804   2,749,902
*   Cirrus Logic, Inc..................................   111,773   2,507,068
    Cisco Systems, Inc................................. 3,101,253  78,244,613
*   Citrix Systems, Inc................................    49,365   3,343,491
#*  Clearfield, Inc....................................    20,285     261,068
*   Cognex Corp........................................   141,140   5,783,917
*   Cognizant Technology Solutions Corp. Class A.......    62,310   3,056,306
*   Coherent, Inc......................................    38,640   2,276,282
    Cohu, Inc..........................................    34,325     382,724
    Communications Systems, Inc........................    17,110     188,894
*   CommVault Systems, Inc.............................    19,732     947,531
    Computer Sciences Corp.............................   211,468  13,193,489
#   Computer Task Group, Inc...........................    30,804     441,113
    Compuware Corp.....................................   333,104   3,031,246
*   comScore, Inc......................................    18,134     656,269
    Comtech Telecommunications Corp....................    36,524   1,234,511
*   Comverse, Inc......................................     1,587      40,754
#*  Concur Technologies, Inc...........................    28,597   2,658,377
    Concurrent Computer Corp...........................    14,271     106,319
*   Constant Contact, Inc..............................    31,960     994,915
#   Convergys Corp.....................................   178,498   3,461,076
#*  Conversant, Inc....................................   228,447   5,338,806
*   CoreLogic, Inc.....................................   164,536   4,475,379
    Corning, Inc.......................................   717,350  14,095,927
*   CoStar Group, Inc..................................    36,021   5,177,298
#*  Cray, Inc..........................................    67,321   1,785,353
#*  Cree, Inc..........................................   126,414   5,970,533
#*  Crexendo, Inc......................................    10,564      33,382
#   CSG Systems International, Inc.....................    66,691   1,736,634
    CSP, Inc...........................................     2,797      21,201
    CTS Corp...........................................    53,696     933,773
*   CyberOptics Corp...................................    10,031      82,655
    Daktronics, Inc....................................    73,390     814,629
#*  Datalink Corp......................................    35,705     403,467
*   Dealertrack Technologies, Inc......................    75,751   2,845,965
#*  Demand Media, Inc..................................    49,159     266,933
*   Dice Holdings, Inc.................................   100,155     917,420
#   Diebold, Inc.......................................   108,300   4,080,744
#*  Digi International, Inc............................    40,813     337,115
#   Digimarc Corp......................................     9,758     247,463
*   Digital River, Inc.................................    59,850     855,257

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Diodes, Inc........................................    75,992 $ 1,937,796
#*  Document Security Systems, Inc.....................     5,000       6,550
#*  Dolby Laboratories, Inc. Class A...................    63,150   2,819,016
*   Dot Hill Systems Corp..............................    71,103     279,435
*   DSP Group, Inc.....................................    31,722     281,374
    DST Systems, Inc...................................    72,821   6,558,987
*   DTS, Inc...........................................    27,939     505,417
    EarthLink Holdings Corp............................   160,358     631,811
*   eBay, Inc..........................................   251,850  13,297,680
#   Ebix, Inc..........................................    58,742     737,800
#*  Echelon Corp.......................................    19,608      44,314
*   EchoStar Corp. Class A.............................    72,681   3,684,927
*   Edgewater Technology, Inc..........................    10,488      64,082
*   Elecsys Corp.......................................       376       4,918
    Electro Rent Corp..................................    38,351     584,853
#   Electro Scientific Industries, Inc.................    41,652     249,079
*   Electronic Arts, Inc...............................   101,239   3,401,630
*   Electronics for Imaging, Inc.......................    80,322   3,539,791
#*  Ellie Mae, Inc.....................................    21,253     610,386
#*  eMagin Corp........................................    12,094      28,300
    EMC Corp........................................... 1,136,231  33,291,568
#*  Emcore Corp........................................    33,414     135,661
*   Emulex Corp........................................   159,365     937,066
#*  EnerNOC, Inc.......................................    59,613   1,068,265
*   Entegris, Inc......................................   231,042   2,654,673
*   Entropic Communications, Inc.......................   138,368     386,047
*   Envestnet, Inc.....................................    15,854     691,393
*   EPAM Systems, Inc..................................    66,694   2,578,390
    EPIQ Systems, Inc..................................    59,621     859,735
*   ePlus, Inc.........................................    12,730     696,204
#*  Equinix, Inc.......................................    32,137   6,894,029
*   Euronet Worldwide, Inc.............................    91,946   4,600,978
#*  Exar Corp..........................................    81,869     788,398
*   ExlService Holdings, Inc...........................    54,236   1,521,320
#*  Extreme Networks, Inc..............................   155,567     731,165
*   F5 Networks, Inc...................................    22,500   2,533,275
#*  Fabrinet...........................................    25,572     475,639
*   Facebook, Inc. Class A.............................   153,299  11,137,172
#   FactSet Research Systems, Inc......................    31,544   3,789,381
    Fair Isaac Corp....................................    62,297   3,560,274
#*  Fairchild Semiconductor International, Inc.........   264,861   4,031,184
#*  FalconStor Software, Inc...........................    50,770      76,663
*   FARO Technologies, Inc.............................    29,692   1,503,306
    FEI Co.............................................    55,099   4,220,583
    Fidelity National Information Services, Inc........   297,338  16,769,863
#*  Finisar Corp.......................................   164,974   3,254,937
#*  First Solar, Inc...................................   166,287  10,494,373
*   Fiserv, Inc........................................   213,856  13,188,500
*   FleetCor Technologies, Inc.........................     3,388     449,893
    FLIR Systems, Inc..................................   202,624   6,743,327
*   FormFactor, Inc....................................    96,333     650,248
#   Forrester Research, Inc............................    34,676   1,341,268
*   Fortinet, Inc......................................    24,220     594,601

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
#*  Freescale Semiconductor, Ltd.......................   102,749 $  2,057,035
*   Frequency Electronics, Inc.........................    10,710      122,522
*   Gartner, Inc.......................................    38,338    2,623,086
*   Genpact, Ltd.......................................   234,177    4,121,515
#*  GigOptix, Inc......................................     3,988        5,384
*   Global Cash Access Holdings, Inc...................   128,159    1,072,691
    Global Payments, Inc...............................   103,620    7,177,757
#   Globalscape, Inc...................................    11,741       30,996
*   Google, Inc. Class A...............................    34,906   20,229,772
*   Google, Inc. Class C...............................    33,306   19,037,710
*   GSE Systems, Inc...................................    19,854       32,759
*   GSI Group, Inc.....................................    50,058      577,169
*   GSI Technology, Inc................................    37,756      241,638
#*  GT Advanced Technologies, Inc......................   125,682    1,739,439
*   GTT Communications, Inc............................    30,900      313,944
#*  Guidance Software, Inc.............................    17,697      136,975
#*  Guidewire Software, Inc............................     2,214       89,667
    Hackett Group, Inc. (The)..........................    60,552      363,312
*   Harmonic, Inc......................................   194,331    1,165,986
    Harris Corp........................................    87,438    5,969,392
#   Heartland Payment Systems, Inc.....................    43,083    2,046,443
    Hewlett-Packard Co................................. 1,806,885   64,343,175
*   Hutchinson Technology, Inc.........................    31,174       69,206
    IAC/InterActiveCorp................................   165,687   11,134,166
*   ID Systems, Inc....................................    15,829       90,542
*   Identiv, Inc.......................................     2,529       27,819
*   IEC Electronics Corp...............................     9,658       41,626
*   iGATE Corp.........................................    72,616    2,590,939
*   II-VI, Inc.........................................    99,130    1,360,064
*   Ikanos Communications, Inc.........................    23,895       10,514
#*  Imation Corp.......................................    54,588      175,773
#*  Immersion Corp.....................................    28,268      385,858
#*  Infinera Corp......................................   199,026    1,831,039
*   Informatica Corp...................................    42,728    1,355,332
*   Ingram Micro, Inc. Class A.........................   270,020    7,749,574
*   Innodata, Inc......................................    31,335       95,258
#*  Inphi Corp.........................................    35,425      540,586
*   Insight Enterprises, Inc...........................    89,361    2,347,513
*   Integrated Device Technology, Inc..................   244,054    3,504,615
    Integrated Silicon Solution, Inc...................    47,624      696,263
#   Intel Corp......................................... 3,577,014  121,225,004
*   Intellicheck Mobilisa, Inc.........................     7,700        5,159
#*  Interactive Intelligence Group, Inc................    20,026      908,580
#   InterDigital, Inc..................................    55,409    2,442,983
#*  Internap Network Services Corp.....................    89,721      646,888
    International Business Machines Corp...............   159,105   30,495,655
*   International Rectifier Corp.......................   130,262    3,235,708
*   Interphase Corp....................................     5,636       20,910
    Intersil Corp. Class A.............................   214,564    2,752,856
*   inTEST Corp........................................     3,806       17,165
*   Intevac, Inc.......................................    31,727      201,149
*   IntraLinks Holdings, Inc...........................     7,168       57,487
*   IntriCon Corp......................................     8,894       59,857

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Intuit, Inc........................................  54,398 $ 4,459,004
#*  Inuvo, Inc.........................................   3,679       3,502
#*  InvenSense, Inc....................................   4,750     109,298
#*  IPG Photonics Corp.................................  66,639   4,488,137
*   Iteris, Inc........................................  12,775      21,079
#*  Itron, Inc.........................................  61,554   2,214,713
*   Ixia............................................... 122,922   1,315,265
    IXYS Corp..........................................  47,132     538,247
#   j2 Global, Inc.....................................  91,151   4,459,107
    Jabil Circuit, Inc................................. 354,338   7,072,586
    Jack Henry & Associates, Inc.......................  86,922   5,071,899
#*  JDS Uniphase Corp.................................. 315,326   3,742,920
*   Juniper Networks, Inc.............................. 494,043  11,629,772
#*  Kemet Corp.........................................  66,332     327,017
*   Key Tronic Corp....................................  14,320     151,792
    KLA-Tencor Corp.................................... 120,499   8,614,474
#*  Knowles Corp.......................................  65,185   1,895,580
#*  Kofax, Ltd.........................................   8,774      62,997
#*  Kopin Corp.........................................  98,511     337,893
*   Kulicke & Soffa Industries, Inc.................... 140,209   1,909,647
#*  KVH Industries, Inc................................  26,340     342,683
    Lam Research Corp.................................. 151,919  10,634,330
*   Lattice Semiconductor Corp......................... 190,322   1,301,802
    Leidos Holdings, Inc............................... 144,206   5,326,970
#   Lexmark International, Inc. Class A................ 125,754   6,039,965
*   LGL Group, Inc. (The)..............................   2,633      12,652
*   Limelight Networks, Inc............................ 150,081     385,708
    Linear Technology Corp............................. 107,537   4,746,145
*   Lionbridge Technologies, Inc....................... 124,746     714,795
#*  Liquidity Services, Inc............................   4,258      57,440
    Littelfuse, Inc....................................  39,389   3,423,692
*   LogMeIn, Inc.......................................   1,762      71,731
*   LoJack Corp........................................  43,904     222,154
#*  M/A-COM Technology Solutions Holdings, Inc.........   1,751      34,845
*   Magnachip Semiconductor Corp.......................  60,645     849,636
*   Manhattan Associates, Inc.......................... 151,364   4,444,047
#   ManTech International Corp. Class A................  40,054   1,081,458
#   Marchex, Inc. Class B..............................  38,409     422,499
    Marvell Technology Group, Ltd...................... 501,434   6,689,130
    MasterCard, Inc. Class A........................... 129,581   9,608,431
#*  Mattersight Corp...................................   5,001      23,905
*   Mattson Technology, Inc............................  52,364     107,346
    Maxim Integrated Products, Inc..................... 182,408   5,346,378
    MAXIMUS, Inc....................................... 123,784   5,119,706
*   MaxLinear, Inc. Class A............................  11,432     108,375
*   Maxwell Technologies, Inc..........................  44,438     483,485
*   Measurement Specialties, Inc.......................  27,240   2,342,368
    Mentor Graphics Corp............................... 202,932   4,007,907
*   Mercury Systems, Inc...............................  46,684     515,858
#   Mesa Laboratories, Inc.............................   6,175     472,202
    Methode Electronics, Inc...........................  63,895   2,043,362
    Micrel, Inc........................................  97,988   1,024,954
#   Microchip Technology, Inc..........................  78,438   3,531,279

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Micron Technology, Inc............................. 1,086,356 $33,188,176
*   MICROS Systems, Inc................................    59,747   4,040,690
*   Microsemi Corp.....................................   160,256   3,842,939
    Microsoft Corp..................................... 1,665,115  71,866,363
    MKS Instruments, Inc...............................   102,544   3,258,848
    MOCON, Inc.........................................     8,521     132,076
#*  ModusLink Global Solutions, Inc....................    57,190     213,319
#*  MoneyGram International, Inc.......................    20,083     290,199
    Monolithic Power Systems, Inc......................    59,761   2,464,544
    Monotype Imaging Holdings, Inc.....................    58,179   1,738,970
*   Monster Worldwide, Inc.............................   223,462   1,452,503
#*  MoSys, Inc.........................................    65,993     218,437
    Motorola Solutions, Inc............................    65,521   4,172,377
*   Move, Inc..........................................    61,085     891,841
#   MTS Systems Corp...................................    26,154   1,726,164
*   Multi-Fineline Electronix, Inc.....................    34,615     337,842
#*  Nanometrics, Inc...................................    38,535     599,605
*   NAPCO Security Technologies, Inc...................    17,222      83,182
    National Instruments Corp..........................    36,646   1,166,809
*   NCI, Inc. Class A..................................    10,441      93,760
*   NCR Corp...........................................   220,005   6,809,155
    NetApp, Inc........................................   240,733   9,350,070
*   NETGEAR, Inc.......................................    61,975   1,940,437
#*  Netlist, Inc.......................................    31,529      39,096
*   Netscout Systems, Inc..............................    69,780   2,967,743
#*  NetSuite, Inc......................................    15,289   1,289,016
#*  NeuStar, Inc. Class A..............................    56,098   1,562,890
*   Newport Corp.......................................    66,254   1,146,857
#*  Newtek Business Services, Inc......................    14,356      35,316
    NIC, Inc...........................................    37,300     629,251
#*  Novatel Wireless, Inc..............................    48,740      91,631
#*  Nuance Communications, Inc.........................   242,860   4,415,195
#*  Numerex Corp. Class A..............................    18,298     183,895
    NVIDIA Corp........................................   406,868   7,120,190
#*  Oclaro, Inc........................................   106,869     198,776
*   OmniVision Technologies, Inc.......................    90,827   2,034,525
*   ON Semiconductor Corp..............................   610,478   5,225,692
#*  Onvia, Inc.........................................     1,484       7,108
*   Oplink Communications, Inc.........................    31,981     609,558
    Optical Cable Corp.................................     8,150      35,127
    Oracle Corp........................................   797,533  32,212,358
*   OSI Systems, Inc...................................    35,144   2,330,047
#*  Overland Storage, Inc..............................       213         656
#*  Pandora Media, Inc.................................     7,765     195,057
*   PAR Technology Corp................................    17,200      67,080
    Park Electrochemical Corp..........................    30,476     858,204
#*  Parkervision, Inc..................................     3,828       4,785
    Paychex, Inc.......................................   172,884   7,089,973
    PC Connection, Inc.................................    37,385     763,776
    PC-Tel, Inc........................................    30,780     232,081
#*  PCM, Inc...........................................    14,131     139,897
*   PDF Solutions, Inc.................................    41,437     793,933
    Pegasystems, Inc...................................    18,833     402,461

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Perceptron, Inc....................................  10,412 $   117,135
*   Perficient, Inc....................................  58,442     992,930
*   Pericom Semiconductor Corp.........................  34,672     306,154
#*  Photronics, Inc....................................  99,710     794,689
#*  Pixelworks, Inc....................................   9,147      71,987
*   Planar Systems, Inc................................  19,314      52,341
    Plantronics, Inc...................................  79,726   3,744,730
*   Plexus Corp........................................  58,623   2,305,643
*   PLX Technology, Inc................................  60,258     391,074
*   PMC-Sierra, Inc.................................... 348,768   2,347,209
*   Polycom, Inc....................................... 280,602   3,597,318
    Power Integrations, Inc............................  42,415   2,283,199
#*  PRGX Global, Inc...................................  39,286     236,502
#*  Procera Networks, Inc..............................  10,759     107,698
*   Progress Software Corp.............................  95,302   2,209,100
*   PTC, Inc........................................... 152,394   5,480,088
*   Pulse Electronics Corp.............................      18          44
    QAD, Inc. Class A..................................  13,973     264,090
    QAD, Inc. Class B..................................   5,440      86,931
*   QLogic Corp........................................ 150,920   1,373,372
    QUALCOMM, Inc...................................... 313,033  23,070,532
*   Qualstar Corp......................................   8,094      10,603
#*  Quantum Corp....................................... 185,179     231,474
#*  QuickLogic Corp....................................  11,288      38,379
#*  QuinStreet, Inc....................................  15,854      79,111
*   Qumu Corp..........................................  13,779     181,194
#*  Rackspace Hosting, Inc.............................  20,042     607,072
*   Radisys Corp.......................................  40,860     132,386
#*  Rambus, Inc........................................ 194,593   2,239,765
*   RealD, Inc.........................................  38,278     404,598
*   RealNetworks, Inc..................................  50,719     381,407
#*  RealPage, Inc......................................  17,625     283,851
*   Red Hat, Inc.......................................  54,458   3,165,099
    Reis, Inc..........................................  16,269     351,573
*   Relm Wireless Corp.................................   4,040      16,564
#*  Remark Media, Inc..................................   1,990      13,831
#   RF Industries, Ltd.................................  10,694      56,678
#*  RF Micro Devices, Inc.............................. 468,193   5,225,034
    Richardson Electronics, Ltd........................  20,031     199,709
*   Riverbed Technology, Inc........................... 145,957   2,612,630
*   Rofin-Sinar Technologies, Inc......................  42,160     920,353
*   Rogers Corp........................................  27,969   1,604,302
#*  Rosetta Stone, Inc.................................  37,189     358,502
*   Rovi Corp.......................................... 164,204   3,837,447
#*  Rubicon Technology, Inc............................  33,298     250,734
#*  Rudolph Technologies, Inc..........................  52,178     480,559
#*  Saba Software, Inc.................................  27,173     336,945
*   Salesforce.com, Inc................................  72,800   3,949,400
    SanDisk Corp....................................... 133,559  12,248,696
*   Sanmina Corp....................................... 150,850   3,513,297
*   Sapient Corp....................................... 268,358   3,960,964
*   ScanSource, Inc....................................  44,393   1,589,713
    Science Applications International Corp............  79,295   3,312,152

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Seachange International, Inc.......................  54,135 $   405,471
#   Seagate Technology P.L.C........................... 172,676  10,118,814
*   Selectica, Inc.....................................     538       3,201
*   Semtech Corp....................................... 108,911   2,431,983
#*  ServiceNow, Inc....................................   3,480     204,624
#*  Sevcon, Inc........................................   1,585      12,284
*   ShoreTel, Inc......................................  99,589     615,460
*   Shutterstock, Inc..................................   2,056     160,245
*   Sigma Designs, Inc.................................  51,332     217,648
#*  Silicon Graphics International Corp................  36,240     344,642
*   Silicon Image, Inc................................. 133,793     667,627
*   Silicon Laboratories, Inc..........................  72,009   2,932,927
    Skyworks Solutions, Inc............................ 272,631  13,838,750
*   Smith Micro Software, Inc..........................  43,203      45,795
*   SMTC Corp..........................................   1,900       3,629
*   SolarWinds, Inc....................................  46,717   1,921,937
    Solera Holdings, Inc...............................  14,470     926,080
*   Sonic Foundry, Inc.................................     619       6,444
#*  Sonus Networks, Inc................................ 490,866   1,732,757
*   Spansion, Inc. Class A.............................  95,073   1,803,535
#*  Speed Commerce, Inc................................  45,303     140,892
*   SS&C Technologies Holdings, Inc.................... 110,081   4,767,608
*   Stamps.com, Inc....................................  26,538     839,397
*   StarTek, Inc.......................................  16,081     114,336
#*  Stratasys, Ltd.....................................  51,495   5,177,307
#*  SunEdison, Inc..................................... 340,293   6,805,860
#*  SunPower Corp...................................... 188,978   6,941,162
#*  Super Micro Computer, Inc..........................  65,217   1,706,729
*   support.com, Inc...................................  85,790     204,180
*   Sykes Enterprises, Inc.............................  77,406   1,602,304
    Symantec Corp...................................... 504,655  11,940,137
#*  Synaptics, Inc.....................................  72,469   5,234,436
#*  Synchronoss Technologies, Inc......................  67,509   2,728,039
*   SYNNEX Corp........................................  71,668   4,622,586
*   Synopsys, Inc...................................... 114,012   4,306,233
*   Syntel, Inc........................................  22,335   1,929,074
#*  Take-Two Interactive Software, Inc................. 357,940   8,010,697
    TE Connectivity, Ltd............................... 220,600  13,652,934
*   Tech Data Corp.....................................  69,757   4,380,042
#*  TechTarget, Inc....................................   1,901      14,448
*   TeleCommunication Systems, Inc. Class A............  80,413     253,301
*   Telenav, Inc.......................................  57,342     284,990
*   TeleTech Holdings, Inc.............................  93,633   2,577,716
#*  Teradata Corp......................................  94,380   3,979,061
#   Teradyne, Inc...................................... 330,776   6,026,739
#   Tessco Technologies, Inc...........................  14,125     430,813
    Tessera Technologies, Inc..........................  93,945   2,387,142
    Texas Instruments, Inc............................. 250,800  11,599,500
    TheStreet, Inc.....................................  30,782      74,800
*   TIBCO Software, Inc................................  51,980   1,003,214
*   TiVo, Inc..........................................  66,288     892,236
    Total System Services, Inc......................... 251,901   8,060,832
#   Transact Technologies, Inc.........................  12,325     111,418

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Trimble Navigation, Ltd...........................    53,684 $    1,658,836
*   Trio Tech International...........................     3,963         15,059
*   TriQuint Semiconductor, Inc.......................   272,056      4,891,567
*   TSR, Inc..........................................       751          2,351
#*  TTM Technologies, Inc.............................   117,114        879,526
#*  Tyler Technologies, Inc...........................    31,179      2,828,871
#*  Ultimate Software Group, Inc. (The)...............     6,001        809,595
*   Ultra Clean Holdings, Inc.........................    33,882        293,757
#*  Ultratech, Inc....................................    45,332      1,073,462
*   Unisys Corp.......................................    50,672      1,078,807
    United Online, Inc................................    22,542        241,425
#*  Unwired Planet, Inc...............................    83,139        166,278
#*  USA Technologies, Inc.............................    16,331         33,315
*   UTStarcom Holdings Corp...........................    23,800         71,162
#*  Veeco Instruments, Inc............................    68,985      2,394,469
*   VeriFone Systems, Inc.............................   179,648      6,020,004
*   Verint Systems, Inc...............................    94,582      4,439,679
#*  VeriSign, Inc.....................................    39,976      2,160,703
#*  ViaSat, Inc.......................................    69,289      4,051,328
*   Viasystems Group, Inc.............................    26,304        257,516
*   Vicon Industries, Inc.............................     3,400          7,837
*   Video Display Corp................................    10,670         33,931
#*  Virtusa Corp......................................    54,146      1,693,687
    Visa, Inc. Class A................................   159,300     33,613,893
#   Vishay Intertechnology, Inc.......................   228,400      3,364,332
*   Vishay Precision Group, Inc.......................    24,604        355,036
*   VistaPrint NV.....................................    36,517      1,798,827
#*  VMware, Inc. Class A..............................     8,843        878,640
#*  Wave Systems Corp. Class A........................     2,000          2,780
    Wayside Technology Group, Inc.....................     5,310         92,766
#*  Web.com Group, Inc................................    74,635      1,981,559
#*  WebMD Health Corp.................................    71,197      3,547,747
*   Westell Technologies, Inc. Class A................    72,666        125,712
    Western Digital Corp..............................   226,163     22,577,852
#   Western Union Co. (The)...........................   177,555      3,101,886
*   WEX, Inc..........................................    43,750      4,721,500
*   Wireless Telecom Group, Inc.......................     9,995         25,287
*   Xcerra Corp.......................................    78,246        731,600
    Xerox Corp........................................ 1,425,143     18,897,396
    Xilinx, Inc.......................................   142,458      5,859,298
*   XO Group, Inc.....................................    44,911        501,656
*   Yahoo!, Inc.......................................   235,142      8,420,435
*   Zebra Technologies Corp. Class A..................    86,754      6,946,393
#*  Zillow, Inc. Class A..............................       104         14,927
#*  Zix Corp..........................................   103,966        360,762
#*  Zynga, Inc. Class A............................... 1,067,775      3,117,903
                                                                 --------------
Total Information Technology..........................            1,901,913,573
                                                                 --------------
Materials -- (4.8%)
    A Schulman, Inc...................................    48,680      1,934,543
*   AEP Industries, Inc...............................     9,259        377,304
    Air Products & Chemicals, Inc.....................    38,689      5,105,014
    Airgas, Inc.......................................    67,560      7,223,515

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Materials -- (Continued)
    Albemarle Corp.....................................   111,062 $ 6,812,543
    Alcoa, Inc......................................... 1,148,859  18,829,799
    Allegheny Technologies, Inc........................   187,672   7,065,851
#*  Allied Nevada Gold Corp............................    17,205      53,852
*   AM Castle & Co.....................................    37,054     306,807
*   American Biltrite, Inc.............................        36      16,074
#   American Vanguard Corp.............................    49,377     626,594
    Ampco-Pittsburgh Corp..............................    14,266     287,745
    Aptargroup, Inc....................................    86,811   5,304,152
    Ashland, Inc.......................................    89,686   9,385,640
    Avery Dennison Corp................................   187,741   8,863,253
#   Axiall Corp........................................   114,922   4,922,109
    Balchem Corp.......................................    30,634   1,531,700
    Ball Corp..........................................    57,687   3,533,906
    Bemis Co., Inc.....................................   169,804   6,624,054
*   Berry Plastics Group, Inc..........................    11,156     270,979
    Cabot Corp.........................................   106,763   5,593,314
#*  Calgon Carbon Corp.................................    94,122   1,995,386
    Carpenter Technology Corp..........................    89,784   4,860,906
    Celanese Corp. Series A............................    73,716   4,291,008
*   Century Aluminum Co................................   199,378   3,748,306
    CF Industries Holdings, Inc........................    78,746  19,713,274
    Chase Corp.........................................    11,789     397,879
#*  Chemtura Corp......................................   175,014   4,070,826
*   Clearwater Paper Corp..............................    35,564   2,404,126
#   Cliffs Natural Resources, Inc......................   269,008   4,694,190
#*  Codexis, Inc.......................................    13,246      27,817
*   Coeur Mining, Inc..................................   145,280   1,133,184
    Commercial Metals Co...............................   250,046   4,310,793
    Compass Minerals International, Inc................    27,709   2,383,528
#*  Contango ORE, Inc..................................     1,821      19,029
*   Continental Materials Corp.........................     1,019      17,119
*   Core Molding Technologies, Inc.....................    11,130     147,473
*   Crown Holdings, Inc................................    37,000   1,722,350
    Cytec Industries, Inc..............................    73,731   7,435,771
#   Deltic Timber Corp.................................    16,051     980,716
    Domtar Corp........................................   118,340   4,250,773
    Dow Chemical Co. (The).............................   627,320  32,037,232
    Eagle Materials, Inc...............................    69,674   6,327,793
    Eastman Chemical Co................................   216,750  17,075,565
    Ecolab, Inc........................................    61,063   6,627,167
    EI du Pont de Nemours & Co.........................   322,034  20,710,007
*   Ferro Corp.........................................   256,687   3,218,855
#*  Flotek Industries, Inc.............................    68,691   1,981,735
    FMC Corp...........................................    61,535   4,013,313
    Freeport-McMoRan, Inc..............................   601,729  22,396,353
    Friedman Industries, Inc...........................    13,567     118,304
#   FutureFuel Corp....................................    64,629   1,018,553
#*  General Moly, Inc..................................   142,545     149,672
    Globe Specialty Metals, Inc........................   130,087   2,475,556
#*  Golden Minerals Co.................................    19,506      23,212
*   Graphic Packaging Holding Co.......................   540,426   6,485,112
    Greif, Inc. Class A................................    42,501   2,132,700

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
#   Greif, Inc. Class B................................  28,377 $ 1,521,575
#   Hawkins, Inc.......................................  16,367     560,570
    Haynes International, Inc..........................  19,905     991,269
    HB Fuller Co.......................................  87,575   3,910,224
*   Headwaters, Inc.................................... 122,408   1,308,542
#   Hecla Mining Co.................................... 451,137   1,425,593
#*  Horsehead Holding Corp.............................  82,151   1,538,688
    Huntsman Corp...................................... 405,250  10,556,762
    Innophos Holdings, Inc.............................  37,426   2,261,653
    Innospec, Inc......................................  42,337   1,702,371
    International Flavors & Fragrances, Inc............  19,943   2,014,044
    International Paper Co............................. 320,185  15,208,787
#*  Intrepid Potash, Inc............................... 102,060   1,511,509
#   Kaiser Aluminum Corp...............................  29,817   2,302,469
*   KapStone Paper and Packaging Corp.................. 192,306   5,719,180
#   KMG Chemicals, Inc.................................  17,877     299,797
    Koppers Holdings, Inc..............................  16,119     580,768
*   Kraton Performance Polymers, Inc...................  54,040   1,113,764
#   Kronos Worldwide, Inc..............................  84,537   1,260,447
#*  Landec Corp........................................  42,497     518,888
#*  Louisiana-Pacific Corp............................. 217,242   2,941,457
#*  LSB Industries, Inc................................  39,417   1,517,949
    LyondellBasell Industries NV Class A............... 200,783  21,333,194
#   Martin Marietta Materials, Inc.....................  87,261  10,840,434
    Materion Corp......................................  35,128   1,134,986
#*  McEwen Mining, Inc................................. 271,668     774,254
    MeadWestvaco Corp.................................. 178,594   7,465,229
#*  Mercer International, Inc..........................  78,277     779,639
#*  Metabolix, Inc.....................................   1,182         579
    Minerals Technologies, Inc.........................  62,370   3,621,826
#*  Mines Management, Inc..............................  13,118      10,403
#*  Molycorp, Inc......................................  13,274      27,743
#   Monsanto Co........................................  74,391   8,412,878
    Mosaic Co. (The)................................... 161,767   7,459,076
    Myers Industries, Inc..............................  62,161   1,148,735
    Neenah Paper, Inc..................................  28,153   1,396,952
#   NewMarket Corp.....................................  16,011   6,196,257
    Newmont Mining Corp................................ 257,402   6,411,884
    Noranda Aluminum Holding Corp......................  38,891     171,898
*   Northern Technologies International Corp...........   5,900     119,770
    Nucor Corp......................................... 193,946   9,739,968
#   Olin Corp.......................................... 150,919   4,009,918
#   Olympic Steel, Inc.................................  18,610     408,117
#   OM Group, Inc......................................  51,767   1,463,453
*   OMNOVA Solutions, Inc..............................  74,995     605,210
*   Owens-Illinois, Inc................................ 361,823  11,285,259
    Packaging Corp. of America......................... 121,239   8,021,172
*   Penford Corp.......................................  22,102     271,413
    PH Glatfelter Co...................................  63,321   1,507,040
    PolyOne Corp....................................... 153,124   5,811,056
    PPG Industries, Inc................................  23,299   4,621,590
    Praxair, Inc.......................................  84,643  10,846,154
    Quaker Chemical Corp...............................  24,963   1,762,637

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
    Reliance Steel & Aluminum Co....................... 116,824 $  7,973,238
#*  Rentech, Inc....................................... 296,041      642,409
*   Resolute Forest Products, Inc......................   5,403       83,152
    Rock-Tenn Co. Class A..............................  71,019    7,061,419
    Rockwood Holdings, Inc............................. 108,630    8,575,252
#   Royal Gold, Inc....................................  72,115    5,449,731
    RPM International, Inc............................. 169,023    7,467,436
#*  RTI International Metals, Inc......................  49,088    1,220,328
#   Schnitzer Steel Industries, Inc. Class A...........  45,602    1,218,029
    Schweitzer-Mauduit International, Inc..............  54,167    2,211,639
    Scotts Miracle-Gro Co. (The) Class A...............  43,645    2,321,914
    Sealed Air Corp.................................... 292,855    9,406,503
#*  Senomyx, Inc.......................................  26,984      190,372
    Sensient Technologies Corp.........................  86,790    4,556,475
    Sherwin-Williams Co. (The).........................  19,100    3,938,993
    Sigma-Aldrich Corp.................................  22,268    2,236,153
    Silgan Holdings, Inc...............................  58,916    2,899,846
#*  Silver Bull Resources, Inc.........................   8,400        2,226
*   Solitario Exploration & Royalty Corp...............   2,615        4,027
    Sonoco Products Co................................. 134,425    5,261,395
#   Southern Copper Corp...............................  36,549    1,201,000
    Steel Dynamics, Inc................................ 387,917    8,227,720
    Stepan Co..........................................  36,797    1,770,672
#*  Stillwater Mining Co............................... 199,600    3,572,840
*   SunCoke Energy, Inc................................ 125,074    2,855,439
#   Synalloy Corp......................................  11,060      185,144
*   TimkenSteel Corp...................................  61,393    2,671,209
#*  Trecora Resources..................................  13,281      159,638
    Tredegar Corp......................................  33,747      659,416
    Tronox, Ltd. Class A...............................  88,061    2,337,139
#   United States Lime & Minerals, Inc.................   8,386      483,201
#   United States Steel Corp........................... 253,794    8,499,561
#*  Universal Stainless & Alloy Products, Inc..........  10,522      303,349
    US Silica Holdings, Inc............................  47,828    2,688,890
#   Valhi, Inc.........................................  97,399      640,885
    Valspar Corp. (The)................................  86,283    6,475,539
#*  Verso Paper Corp...................................  33,897      106,776
    Vulcan Materials Co................................ 138,741    8,758,719
#   Walter Energy, Inc.................................  58,723      337,657
#   Wausau Paper Corp..................................  84,948      855,426
    Westlake Chemical Corp............................. 178,816   15,626,730
    Worthington Industries, Inc........................ 131,597    5,033,585
*   WR Grace & Co......................................  39,559    3,599,869
    Zep, Inc...........................................  32,478      506,332
                                                                ------------
Total Materials........................................          638,766,634
                                                                ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......   7,873           --
o*  Concord Camera Corp. Escrow Shares.................   2,339           --
o*  FRD Acquisition Co. Escrow Shares..................   4,235           --
o*  Gerber Scientific, Inc. Escrow Shares..............  30,731           --

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Other -- (Continued)
o*  Softbrands, Inc. Escrow Shares.....................    14,700 $         --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................    38,205      651,777
    Parkway Properties, Inc............................    26,001      539,001
                                                                  ------------
Total Real Estate Investment Trusts....................              1,190,778
                                                                  ------------
Telecommunication Services -- (2.4%)
#*  8x8, Inc...........................................    64,500      521,160
#*  Alaska Communications Systems Group, Inc...........     1,200        2,208
#   Alteva.............................................     9,033       57,630
    AT&T, Inc.......................................... 4,120,747  146,657,386
    Atlantic Tele-Network, Inc.........................    23,407    1,369,544
#*  Boingo Wireless, Inc...............................    16,070       98,188
#   CenturyLink, Inc...................................   303,450   11,907,378
#*  Cincinnati Bell, Inc...............................   279,844    1,066,206
    Cogent Communications Holdings, Inc................    12,378      429,640
#   Consolidated Communications Holdings, Inc..........    74,076    1,657,821
    Enventis Corp......................................    18,507      303,145
#   Frontier Communications Corp....................... 1,735,609   11,368,239
*   General Communication, Inc. Class A................    64,916      716,673
*   Globalstar, Inc....................................   139,100      550,836
#*  Hawaiian Telcom Holdco, Inc........................       367       10,349
    HC2 Holdings, Inc..................................    10,474       41,372
    IDT Corp. Class B..................................    37,561      585,576
    Inteliquent, Inc...................................    72,515      769,384
#*  Iridium Communications, Inc........................   104,650      856,037
*   Level 3 Communications, Inc........................    96,256    4,233,339
#   Lumos Networks Corp................................    33,623      515,777
#*  NII Holdings, Inc..................................   116,994       80,176
#   NTELOS Holdings Corp...............................    36,307      437,136
*   ORBCOMM, Inc.......................................    70,340      441,735
*   Premiere Global Services, Inc......................    87,044    1,140,276
*   SBA Communications Corp. Class A...................    60,940    6,516,314
    Shenandoah Telecommunications Co...................    38,717    1,072,848
    Spok Holdings, Inc.................................    38,503      576,390
#*  Sprint Corp........................................   561,100    4,124,085
#*  Straight Path Communications, Inc. Class B.........    17,280      170,554
*   T-Mobile US, Inc...................................   148,152    4,880,127
    Telephone & Data Systems, Inc......................   182,840    4,571,000
*   tw telecom, Inc....................................   125,000    5,092,500
#*  United States Cellular Corp........................    49,354    1,929,248
    Verizon Communications, Inc........................ 1,787,444   90,122,926
*   Vonage Holdings Corp...............................   375,899    1,308,128
#   Windstream Holdings, Inc........................... 1,243,736   14,253,215
                                                                  ------------
Total Telecommunication Services.......................            320,434,546
                                                                  ------------
Utilities -- (1.7%)
    AES Corp...........................................   428,670    6,262,869
    AGL Resources, Inc.................................    71,523    3,693,448
#   ALLETE, Inc........................................    62,277    2,922,037

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Utilities -- (Continued)
    Alliant Energy Corp................................  36,568 $ 2,066,092
    Ameren Corp........................................  65,294   2,510,554
    American Electric Power Co., Inc...................  70,433   3,661,812
    American States Water Co...........................  56,210   1,717,215
    American Water Works Co., Inc......................  47,969   2,291,479
    Aqua America, Inc.................................. 105,311   2,504,296
#   Artesian Resources Corp. Class A...................   5,997     130,675
    Atmos Energy Corp..................................  64,249   3,104,512
#   Avista Corp........................................  88,234   2,737,901
    Black Hills Corp...................................  65,102   3,431,526
#*  Cadiz, Inc.........................................   5,844      52,479
    California Water Service Group.....................  61,208   1,393,706
*   Calpine Corp....................................... 370,649   8,169,104
    CenterPoint Energy, Inc............................  99,496   2,419,743
#   Chesapeake Utilities Corp..........................  12,641     822,803
    Cleco Corp.........................................  40,347   2,248,942
    CMS Energy Corp....................................  72,197   2,088,659
    Connecticut Water Service, Inc.....................  12,482     398,051
#   Consolidated Edison, Inc...........................  43,982   2,466,950
#   Consolidated Water Co., Ltd........................  20,526     213,265
    Delta Natural Gas Co., Inc.........................   5,328     104,429
    Dominion Resources, Inc............................  88,695   5,999,330
    DTE Energy Co......................................  43,043   3,177,434
    Duke Energy Corp................................... 104,881   7,565,067
*   Dynegy, Inc........................................  28,058     744,940
    Edison International...............................  61,989   3,396,997
    El Paso Electric Co................................  58,413   2,152,519
    Empire District Electric Co. (The).................  56,294   1,379,766
    Entergy Corp.......................................  37,773   2,751,008
    Exelon Corp........................................ 115,961   3,604,068
    FirstEnergy Corp...................................  66,129   2,063,886
    Gas Natural, Inc...................................   5,156      66,461
*   Genie Energy, Ltd. Class B.........................  32,165     222,903
#   Great Plains Energy, Inc........................... 111,190   2,756,400
#   Hawaiian Electric Industries, Inc.................. 104,140   2,459,787
    IDACORP, Inc.......................................  74,322   3,979,943
    Integrys Energy Group, Inc.........................  52,641   3,451,144
    ITC Holdings Corp.................................. 105,471   3,807,503
#   Laclede Group, Inc. (The)..........................  54,229   2,547,678
    MDU Resources Group, Inc...........................  97,688   3,078,149
#   MGE Energy, Inc....................................  40,195   1,512,136
#   Middlesex Water Co.................................  19,687     400,040
#   National Fuel Gas Co...............................  22,560   1,554,610
#   New Jersey Resources Corp..........................  61,869   3,160,268
    NextEra Energy, Inc................................  64,931   6,096,372
    NiSource, Inc......................................  85,928   3,237,767
    Northeast Utilities................................  86,388   3,792,433
#   Northwest Natural Gas Co...........................  33,223   1,435,898
#   NorthWestern Corp..................................  58,159   2,688,109
    NRG Energy, Inc.................................... 366,437  11,344,889
    OGE Energy Corp....................................  67,992   2,444,312
#   ONE Gas, Inc.......................................  44,806   1,613,016
#   Ormat Technologies, Inc............................  65,592   1,691,618

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- ---------------
Utilities -- (Continued)
#    Otter Tail Corp...................................  45,443 $     1,270,586
     Pepco Holdings, Inc............................... 118,685       3,186,692
     PG&E Corp.........................................  57,765       2,580,363
     Piedmont Natural Gas Co., Inc.....................  60,290       2,091,460
     Pinnacle West Capital Corp........................  23,500       1,257,015
     PNM Resources, Inc................................ 116,842       2,996,997
#    Portland General Electric Co...................... 114,219       3,647,013
     PPL Corp..........................................  90,828       2,996,416
     Public Service Enterprise Group, Inc.............. 207,024       7,281,034
     Questar Corp...................................... 212,969       4,736,431
     RGC Resources, Inc................................   2,942          58,222
#    SCANA Corp........................................  25,601       1,302,579
     Sempra Energy.....................................  35,520       3,541,699
     SJW Corp..........................................  26,109         699,982
#    South Jersey Industries, Inc......................  47,967       2,569,592
     Southern Co. (The)................................ 118,259       5,119,432
     Southwest Gas Corp................................  67,889       3,362,542
#    TECO Energy, Inc.................................. 125,629       2,193,482
     UGI Corp.......................................... 200,351       9,725,038
#    UIL Holdings Corp.................................  69,617       2,444,253
     Unitil Corp.......................................  17,696         566,272
#    UNS Energy Corp...................................  46,490       2,808,926
     Vectren Corp......................................  50,387       1,919,241
#    Westar Energy, Inc................................  83,807       3,020,404
     WGL Holdings, Inc.................................  73,432       2,862,379
#    Wisconsin Energy Corp.............................  50,830       2,215,171
     Xcel Energy, Inc.................................. 113,995       3,511,046
#    York Water Co.....................................  14,530         276,506
                                                                ---------------
Total Utilities........................................             233,829,771
                                                                ---------------
TOTAL COMMON STOCKS....................................          12,010,149,559
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares.........................   1,977              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights........   7,309              --
o*   Community Health Systems, Inc. Rights 01/04/16.... 396,076          21,784
o*   Leap Wireless International, Inc. Contingent
       Value Rights....................................  89,942         226,654
o*   LGL Group, Inc. (The) Warrants 08/06/18...........  13,165             423
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16...  22,231              --
o*   PhotoMedex, Inc. Contingent Value Warrants
       12/13/14........................................     888              --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14.........   6,756           5,607
o*   Tejon Ranch Co. Warrants 08/31/16.................   4,892          11,056

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
o*    Unity Bancorp, Inc. Rights 08/08/14..........       5,831 $           408
TOTAL RIGHTS/WARRANTS..............................                     265,932
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.068%.....................................  55,051,933      55,051,933
                                                                ---------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund............... 115,411,293   1,335,308,664
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,335,182,904)^^..........................             $13,400,776,088
                                                                ===============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                         --------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary..... $ 1,645,096,154 $       26,608   --    $ 1,645,122,762
    Consumer Staples....     721,721,370             --   --        721,721,370
    Energy..............   1,482,184,239             --   --      1,482,184,239
    Financials..........   2,114,287,110         26,386   --      2,114,313,496
    Health Care.........   1,297,701,738        138,275   --      1,297,840,013
    Industrials.........   1,652,831,734            643   --      1,652,832,377
    Information
      Technology........   1,901,913,573             --   --      1,901,913,573
    Materials...........     638,766,634             --   --        638,766,634
    Other...............              --             --   --                 --
    Real Estate
      Investment
      Trusts............       1,190,778             --   --          1,190,778

      Telecommunication
      Services..........     320,434,546             --   --        320,434,546
    Utilities...........     233,829,771             --   --        233,829,771
 Preferred Stocks
    Other...............              --             --   --                 --
 Rights/Warrants........              --        265,932   --            265,932
 Temporary Cash
   Investments..........      55,051,933             --   --         55,051,933
 Securities Lending
   Collateral...........              --  1,335,308,664   --      1,335,308,664
                         --------------- --------------   --    ---------------
 TOTAL.................. $12,065,009,580 $1,335,766,508   --    $13,400,776,088
                         =============== ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (87.0%)

Consumer Discretionary -- (11.8%)
*   1-800-Flowers.com, Inc. Class A....................  33,345 $  170,726
    Aaron's, Inc.......................................  86,398  2,279,179
#   Abercrombie & Fitch Co. Class A....................  29,124  1,145,738
    Advance Auto Parts, Inc............................   5,300    641,883
#*  Aeropostale, Inc...................................  25,947     86,144
    AH Belo Corp. Class A..............................  21,443    226,224
*   Ambassadors Group, Inc.............................  17,553     75,478
#*  AMC Networks, Inc. Class A.........................   5,402    323,418
    AMCON Distributing Co..............................     438     35,031
#*  America's Car-Mart, Inc............................  10,824    405,251
*   American Axle & Manufacturing Holdings, Inc........  11,777    216,579
#   American Eagle Outfitters, Inc.....................  65,699    700,351
#*  American Public Education, Inc.....................  12,481    445,572
*   ANN, Inc...........................................  54,960  2,019,780
*   Apollo Education Group, Inc. Class A...............  38,160  1,065,809
    Arctic Cat, Inc....................................  12,690    451,764
    Ark Restaurants Corp...............................   3,403     72,518
*   Asbury Automotive Group, Inc.......................  29,653  2,002,467
*   Ascena Retail Group, Inc...........................  74,986  1,204,275
#*  Ascent Capital Group, Inc. Class A.................  13,641    845,469
#   Autoliv, Inc.......................................     982     97,719
#*  AutoNation, Inc....................................  18,588    991,112
*   Ballantyne Strong, Inc.............................  13,009     50,345
#*  Bally Technologies, Inc............................  16,084    967,774
#*  Barnes & Noble, Inc................................  93,306  1,942,631
    Bassett Furniture Industries, Inc..................  10,687    155,816
    Beasley Broadcasting Group, Inc. Class A...........   6,377     39,027
#*  Beazer Homes USA, Inc..............................  16,707    256,452
#   bebe stores, Inc...................................  87,536    245,976
#*  Bed Bath & Beyond, Inc.............................   6,213    393,221
*   Belmond, Ltd. Class A.............................. 113,496  1,407,350
    Best Buy Co., Inc..................................  25,712    764,418
    Big 5 Sporting Goods Corp..........................  26,198    259,622
    Big Lots, Inc......................................  51,526  2,254,262
#*  Biglari Holdings, Inc..............................   2,154    915,472
#*  BJ's Restaurants, Inc..............................  35,760  1,225,495
*   Bloomin' Brands, Inc...............................  37,069    726,182
*   Blue Nile, Inc.....................................   1,857     47,818
#   Blyth, Inc.........................................  16,340     98,857
    Bob Evans Farms, Inc...............................  33,622  1,597,381
*   Body Central Corp..................................   7,403      3,857
#   Bon-Ton Stores, Inc. (The).........................  16,943    157,570
*   Books-A-Million, Inc...............................  13,630     29,168
    BorgWarner, Inc....................................  14,886    926,653
    Bowl America, Inc. Class A.........................   2,839     41,520
#*  Boyd Gaming Corp...................................  88,809    976,899
*   Bravo Brio Restaurant Group, Inc...................  16,893    251,706
#*  Bridgepoint Education, Inc.........................  32,150    386,121
    Brinker International, Inc.........................  15,655    701,970
    Brown Shoe Co., Inc................................  53,427  1,506,107
    Brunswick Corp.....................................  58,855  2,373,622

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The).................................   9,525 $   423,862
#*  Buffalo Wild Wings, Inc............................   7,290   1,059,383
*   Build-A-Bear Workshop, Inc.........................  18,741     197,718
#*  Cabela's, Inc......................................  76,421   4,459,930
#   Cablevision Systems Corp. Class A..................  16,209     311,537
#*  Cache, Inc.........................................  17,203      20,128
#*  Caesars Acquisition Co. Class A....................   4,282      49,243
#*  Caesars Entertainment Corp.........................  23,770     380,320
#   Callaway Golf Co...................................  94,330     716,908
*   Cambium Learning Group, Inc........................  42,184      82,681
*   Canterbury Park Holding Corp.......................   4,963      47,347
    Capella Education Co...............................  14,773     944,881
*   Career Education Corp.............................. 104,403     533,499
#*  CarMax, Inc........................................  26,062   1,272,086
*   Carmike Cinemas, Inc...............................  24,578     772,732
    Carnival Corp......................................  47,574   1,723,130
    Carriage Services, Inc.............................  20,707     334,004
*   Carrols Restaurant Group, Inc......................  23,034     172,985
    Carter's, Inc......................................  28,571   2,187,396
    Cato Corp. (The) Class A...........................  24,583     758,631
*   Cavco Industries, Inc..............................   9,426     672,922
    CBS Corp. Class A..................................   5,310     302,935
    CBS Corp. Class B..................................  64,468   3,663,716
#*  Central European Media Enterprises, Ltd. Class A...  32,474      85,082
#*  Charles & Colvard, Ltd.............................  21,647      40,480
*   Charter Communications, Inc. Class A...............     317      48,983
#   Cheesecake Factory, Inc. (The).....................  38,609   1,655,554
    Cherokee, Inc......................................   3,009      50,521
    Chico's FAS, Inc...................................  79,027   1,249,417
#   Children's Place, Inc. (The).......................  25,851   1,297,720
*   Chipotle Mexican Grill, Inc........................   3,000   2,017,500
    Choice Hotels International, Inc...................   7,555     354,254
*   Christopher & Banks Corp...........................  33,498     286,408
    Churchill Downs, Inc...............................  18,230   1,576,895
#*  Chuy's Holdings, Inc...............................   3,103      88,901
*   Cinedigm Corp......................................  29,141      66,150
    Cinemark Holdings, Inc.............................  48,992   1,606,938
*   Citi Trends, Inc...................................  16,558     333,644
    Clear Channel Outdoor Holdings, Inc. Class A.......  32,196     243,080
*   Coast Distribution System, Inc. (The)..............   1,632       4,937
*   Cobra Electronics Corp.............................   7,586      31,330
#   Collectors Universe, Inc...........................   4,583      91,752
    Columbia Sportswear Co.............................  27,910   2,086,552
    Comcast Corp. Class A.............................. 336,814  18,097,016
    Comcast Corp. Special Class A......................  83,059   4,441,165
#*  Conn's, Inc........................................  35,937   1,437,480
    Cooper Tire & Rubber Co............................  61,590   1,779,335
    Core-Mark Holding Co., Inc.........................  25,326   1,195,387
#*  Corinthian Colleges, Inc...........................  96,264      20,215
#   Cracker Barrel Old Country Store, Inc..............  14,781   1,433,166
#*  Crocs, Inc.........................................  91,176   1,446,963
#*  Crown Media Holdings, Inc. Class A.................  24,897      84,152
    CSS Industries, Inc................................   4,800     118,512

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
#    CST Brands, Inc....................................  76,458 $2,555,991
#    CTC Media, Inc.....................................  28,783    278,332
     Culp, Inc..........................................  12,017    217,748
*    Cumulus Media, Inc. Class A........................  94,582    489,935
     Dana Holding Corp..................................  67,200  1,503,936
#    Darden Restaurants, Inc............................  29,021  1,356,732
#*   Deckers Outdoor Corp...............................   9,729    861,114
*    Del Frisco's Restaurant Group, Inc.................  17,205    366,811
#*   dELiA*s, Inc.......................................  18,616     11,449
*    Delta Apparel, Inc.................................  11,681    150,451
     Destination Maternity Corp.........................  13,230    251,767
#*   Destination XL Group, Inc..........................  61,304    327,976
     DeVry Education Group, Inc.........................  65,525  2,619,034
*    DGSE Cos., Inc.....................................   3,503      5,430
     Dick's Sporting Goods, Inc.........................   8,194    348,491
     Dillard's, Inc. Class A............................  46,706  5,568,289
     DineEquity, Inc....................................  23,167  1,877,685
*    DIRECTV............................................  22,304  1,919,259
*    Discovery Communications, Inc. Class A.............   5,091    433,804
*    Discovery Communications, Inc. Class B.............   1,000     85,410
#*   Discovery Communications, Inc. Class C.............   4,083    343,380
*    Dixie Group, Inc. (The)............................   9,314     78,144
*    Dollar General Corp................................  16,141    891,467
*    Dollar Tree, Inc...................................  13,600    740,792
     Domino's Pizza, Inc................................  14,558  1,048,176
#*   Dorman Products, Inc...............................  32,268  1,399,786
*    Dover Downs Gaming & Entertainment, Inc............  15,417     19,425
     DR Horton, Inc..................................... 155,647  3,221,893
#*   DreamWorks Animation SKG, Inc. Class A.............  73,137  1,462,740
     Drew Industries, Inc...............................  23,294  1,048,230
     DSW, Inc. Class A..................................  22,976    610,932
#*   Education Management Corp..........................  47,218     60,911
     Educational Development Corp.......................   3,287     15,778
     Einstein Noah Restaurant Group, Inc................  21,405    323,858
*    Emerson Radio Corp.................................  22,180     35,710
*    Emmis Communications Corp. Class A.................   5,300     13,250
#*   Empire Resorts, Inc................................   3,284     15,862
#*   Entercom Communications Corp. Class A..............  34,348    324,589
     Entravision Communications Corp. Class A...........  49,140    274,693
     Escalade, Inc......................................  12,512    198,941
#    Ethan Allen Interiors, Inc.........................  27,900    639,468
*    EW Scripps Co. (The) Class A.......................  51,043  1,106,612
     Expedia, Inc.......................................  14,450  1,147,619
*    Express, Inc.......................................   8,782    136,648
o#*  FAB Universal Corp.................................   6,407      7,374
     Family Dollar Stores, Inc..........................   8,607    643,373
#*   Famous Dave's Of America, Inc......................   6,706    167,181
#*   Federal-Mogul Holdings Corp........................  72,748  1,159,603
*    Fiesta Restaurant Group, Inc.......................  12,924    586,491
     Finish Line, Inc. (The) Class A....................  68,950  1,812,695
#*   Five Below, Inc....................................   6,517    238,653
*    Flanigan's Enterprises, Inc........................     300      4,467
     Flexsteel Industries, Inc..........................   7,569    229,038

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Foot Locker, Inc................................... 105,891 $5,032,999
    Ford Motor Co...................................... 103,911  1,768,565
*   Fossil Group, Inc..................................  12,801  1,254,498
#   Fred's, Inc. Class A...............................  41,518    657,230
    Frisch's Restaurants, Inc..........................   5,689    134,545
#*  FTD Cos., Inc......................................  24,820    817,571
*   Fuel Systems Solutions, Inc........................  22,489    236,134
*   Full House Resorts, Inc............................  15,960     22,504
#*  G-III Apparel Group, Ltd...........................  19,582  1,520,934
*   Gaiam, Inc. Class A................................  17,607    115,854
#   GameStop Corp. Class A............................. 124,160  5,210,995
*   Gaming Partners International Corp.................   9,358     80,853
    Gannett Co., Inc................................... 166,926  5,461,819
    Gap, Inc. (The)....................................  23,608    946,917
#   Garmin, Ltd........................................  10,038    552,492
#*  Geeknet, Inc.......................................   1,892     22,572
    General Motors Co.................................. 105,392  3,564,357
#*  Genesco, Inc.......................................  27,196  2,074,239
    Gentex Corp........................................  14,364    415,120
*   Gentherm, Inc......................................  32,496  1,359,958
    Genuine Parts Co...................................  10,032    830,850
    GNC Holdings, Inc. Class A.........................   1,500     49,215
    Goodyear Tire & Rubber Co. (The)...................  21,200    533,604
#   Gordmans Stores, Inc...............................   4,385     15,874
    Graham Holdings Co. Class B........................   6,442  4,417,601
*   Grand Canyon Education, Inc........................  11,386    489,598
#*  Gray Television, Inc...............................  61,266    746,220
*   Gray Television, Inc. Class A......................   2,300     21,988
#   Group 1 Automotive, Inc............................  34,174  2,526,142
#   Guess?, Inc........................................  42,711  1,110,913
    H&R Block, Inc.....................................  12,252    393,657
    Hanesbrands, Inc...................................   7,900    771,909
    Harley-Davidson, Inc...............................  25,800  1,594,956
    Harman International Industries, Inc...............  12,590  1,366,644
    Harte-Hanks, Inc...................................  65,662    430,743
#   Hasbro, Inc........................................   9,200    459,632
    Haverty Furniture Cos., Inc........................  24,284    539,833
    Haverty Furniture Cos., Inc. Class A...............   1,796     39,979
*   Helen of Troy, Ltd.................................  36,024  1,931,967
#*  hhgregg, Inc.......................................  34,055    242,131
#*  Hibbett Sports, Inc................................  10,010    499,599
*   Hollywood Media Corp...............................  11,210     14,125
    Home Depot, Inc. (The).............................  14,454  1,168,606
#*  HomeAway, Inc......................................   6,300    218,736
#   Hooker Furniture Corp..............................  10,935    158,776
#   HSN, Inc...........................................   9,953    556,273
*   Hyatt Hotels Corp. Class A.........................   6,444    379,101
#*  Iconix Brand Group, Inc............................  78,132  3,299,514
    International Game Technology......................   1,600     27,088
    International Speedway Corp. Class A...............  36,655  1,111,380
    Interpublic Group of Cos., Inc. (The)..............  44,149    870,177
#   Interval Leisure Group, Inc........................  27,192    575,927
#*  iRobot Corp........................................  11,711    379,085

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Isle of Capri Casinos, Inc.........................  40,351 $  319,176
#*  ITT Educational Services, Inc......................   2,258     32,131
    Jack in the Box, Inc...............................  30,578  1,748,756
*   Jaclyn, Inc........................................     400      2,230
#   JAKKS Pacific, Inc.................................   5,955     37,159
*   Jarden Corp........................................ 110,441  6,173,652
#*  JC Penney Co., Inc.................................  93,481    876,852
    John Wiley & Sons, Inc. Class A....................   8,584    515,813
    John Wiley & Sons, Inc. Class B....................   2,087    126,097
    Johnson Controls, Inc..............................  40,164  1,897,347
    Johnson Outdoors, Inc. Class A.....................  14,083    324,754
*   Journal Communications, Inc. Class A...............  51,347    558,655
*   K12, Inc...........................................  19,295    449,766
*   Kate Spade & Co....................................  10,975    415,184
#   KB Home............................................  74,081  1,207,520
*   Kirkland's, Inc....................................  18,225    342,812
#   Kohl's Corp........................................  40,714  2,179,828
*   Kona Grill, Inc....................................   7,282    134,207
    Koss Corp..........................................   4,404     11,583
#*  Krispy Kreme Doughnuts, Inc........................  59,310    908,036
    L Brands, Inc......................................   6,200    359,414
    La-Z-Boy, Inc......................................  53,633  1,128,438
*   Lakeland Industries, Inc...........................   5,597     34,422
#   Lamar Advertising Co. Class A......................  10,244    513,737
#*  Lands' End, Inc....................................  12,242    430,796
    Las Vegas Sands Corp...............................  19,359  1,429,662
*   LeapFrog Enterprises, Inc..........................  58,476    422,197
    Lear Corp..........................................   7,593    715,033
*   Learning Tree International, Inc...................  10,875     25,883
#   Leggett & Platt, Inc...............................  32,695  1,072,396
#   Lennar Corp. Class A...............................  31,043  1,124,688
    Lennar Corp. Class B...............................  17,015    520,659
*   Libbey, Inc........................................  42,776  1,113,887
*   Liberty Global P.L.C. Class A......................   4,816    200,346
*   Liberty Global P.L.C. Class B......................     104      4,662
*   Liberty Global P.L.C. Class C......................  27,268  1,090,447
*   Liberty Interactive Corp. Class A.................. 132,222  3,708,827
*   Liberty Interactive Corp. Class B..................   4,371    122,388
*   Liberty Media Corp.................................  73,768  3,467,096
*   Liberty Media Corp. Class A........................  35,948  1,691,353
*   Liberty Media Corp. Class B........................     936     46,575
*   Liberty Tax, Inc...................................   1,235     43,361
*   Liberty Ventures Series A..........................  34,616  2,394,043
*   Liberty Ventures Series B..........................     436     31,835
#*  Life Time Fitness, Inc.............................  51,425  2,023,574
    Lifetime Brands, Inc...............................  14,705    249,985
*   LIN Media LLC Class A..............................  22,361    577,137
    Lincoln Educational Services Corp..................  21,067     77,737
    Lithia Motors, Inc. Class A........................  23,275  2,067,984
*   Live Nation Entertainment, Inc..................... 208,833  4,847,014
*   LKQ Corp...........................................  62,498  1,634,635
*   Loral Space & Communications, Inc..................  11,149    806,073
    Lowe's Cos., Inc...................................  66,542  3,184,035

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Luby's, Inc........................................  28,310 $  142,116
#*  Lumber Liquidators Holdings, Inc...................   5,098    276,414
#*  M/I Homes, Inc.....................................  32,187    662,408
    Macy's, Inc........................................  51,241  2,961,217
*   Madison Square Garden Co. (The) Class A............  43,717  2,594,167
    Marcus Corp. (The).................................  21,011    371,264
#   Marine Products Corp...............................  30,157    256,033
*   MarineMax, Inc.....................................  27,409    456,908
*   Marriott Vacations Worldwide Corp..................  31,836  1,832,162
#*  Martha Stewart Living Omnimedia, Inc. Class A......  40,187    181,243
    Mattel, Inc........................................  19,217    680,762
#   Matthews International Corp. Class A...............  30,119  1,309,897
*   McClatchy Co. (The) Class A........................  64,577    311,907
    McDonald's Corp....................................   2,590    244,910
#   MDC Holdings, Inc..................................  65,960  1,778,941
#*  Media General, Inc. Class A........................  21,300    429,408
    Men's Wearhouse, Inc. (The)........................  55,918  2,813,794
#   Meredith Corp......................................  34,849  1,600,266
*   Meritage Homes Corp................................  47,311  1,812,011
*   MGM Resorts International.......................... 189,134  5,076,357
*   Modine Manufacturing Co............................  66,229    911,973
*   Mohawk Industries, Inc.............................  12,479  1,557,005
*   Monarch Casino & Resort, Inc.......................  18,597    232,091
#   Monro Muffler Brake, Inc...........................  20,712  1,051,962
    Morningstar, Inc...................................   3,175    215,297
*   Motorcar Parts of America, Inc.....................  15,959    355,247
    Movado Group, Inc..................................  21,143    865,383
*   MTR Gaming Group, Inc..............................  24,911    114,591
*   Multimedia Games Holding Co., Inc..................  19,081    460,234
*   Murphy USA, Inc....................................  35,894  1,773,881
    NACCO Industries, Inc. Class A.....................   7,518    358,533
#*  Nathan's Famous, Inc...............................   5,206    258,790
    National American University Holdings, Inc.........     579      1,801
#   National CineMedia, Inc............................  16,488    264,797
*   Nautilus, Inc......................................  29,587    294,687
#*  Nevada Gold & Casinos, Inc.........................   1,000      1,170
*   New York & Co., Inc................................  62,415    210,339
#   New York Times Co. (The) Class A................... 137,173  1,713,291
    Newell Rubbermaid, Inc.............................  18,588    603,738
*   News Corp. Class A................................. 149,836  2,644,605
#*  News Corp. Class B.................................   7,250    124,773
#   Nexstar Broadcasting Group, Inc. Class A...........   9,086    423,317
    NIKE, Inc. Class B.................................   2,400    185,112
*   Nobility Homes, Inc................................   2,463     28,325
    Nordstrom, Inc.....................................     700     48,461
#   Nutrisystem, Inc...................................  15,281    245,260
*   NVR, Inc...........................................   1,000  1,126,460
*   O'Reilly Automotive, Inc...........................  18,013  2,701,950
#*  Office Depot, Inc.................................. 614,360  3,077,944
    Omnicom Group, Inc.................................   6,244    437,018
*   Orbitz Worldwide, Inc..............................  64,472    570,577
#*  Outerwall, Inc.....................................  13,260    729,565
*   Overstock.com, Inc.................................   8,272    134,420

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Oxford Industries, Inc.............................  14,497 $  863,586
*   P&F Industries, Inc. Class A.......................   2,014     16,213
#*  Pacific Sunwear of California, Inc.................  60,704    123,229
#*  Panera Bread Co. Class A...........................   5,200    765,960
    Papa John's International, Inc.....................  23,276    970,376
*   Penn National Gaming, Inc..........................  89,283    935,686
    Penske Automotive Group, Inc.......................  78,768  3,658,774
*   Pep Boys-Manny, Moe & Jack (The)...................  59,363    628,061
*   Perfumania Holdings, Inc...........................   3,665     23,823
*   Perry Ellis International, Inc.....................  17,492    321,853
#   PetMed Express, Inc................................  19,102    261,697
#   PetSmart, Inc......................................  13,036    888,273
#   Pier 1 Imports, Inc................................  68,065  1,025,059
#*  Pinnacle Entertainment, Inc........................  52,422  1,142,800
    Polaris Industries, Inc............................   9,939  1,466,400
#   Pool Corp..........................................  14,058    769,816
*   Popeyes Louisiana Kitchen, Inc.....................   9,550    384,865
*   Priceline Group, Inc. (The)........................   1,900  2,360,655
    PulteGroup, Inc.................................... 209,872  3,704,241
    PVH Corp...........................................  16,764  1,847,058
*   QEP Co., Inc.......................................   1,500     27,765
#*  Quiksilver, Inc.................................... 178,954    535,072
#*  Radio One, Inc. Class D............................  39,577    172,951
#*  RadioShack Corp....................................  89,952     55,770
    Ralph Lauren Corp..................................   2,157    336,190
*   Reading International, Inc. Class A................  11,759     94,425
*   Red Lion Hotels Corp...............................  20,441    112,017
*   Red Robin Gourmet Burgers, Inc.....................  16,700  1,074,812
#   Regal Entertainment Group Class A..................  16,249    316,206
    Regis Corp.........................................  66,496    926,289
#   Rent-A-Center, Inc.................................  63,940  1,530,724
#*  Rentrak Corp.......................................   4,777    237,130
    RG Barry Corp......................................  18,234    344,440
*   Rick's Cabaret International, Inc..................  12,161    134,744
    Rocky Brands, Inc..................................   7,186    108,365
    Ross Stores, Inc...................................  11,816    760,950
    Royal Caribbean Cruises, Ltd....................... 124,720  7,439,548
#*  Ruby Tuesday, Inc..................................  69,513    417,773
    Ruth's Hospitality Group, Inc......................  39,862    452,434
#   Ryland Group, Inc. (The)...........................  42,610  1,367,781
#   Salem Communications Corp. Class A.................  22,144    192,874
*   Sally Beauty Holdings, Inc.........................  17,750    460,612
#   Scholastic Corp....................................  26,776    948,406
#*  Scientific Games Corp. Class A.....................  87,041    743,330
    Scripps Networks Interactive, Inc. Class A.........   5,300    436,773
#*  Sears Holdings Corp................................  40,701  1,552,743
    SeaWorld Entertainment, Inc........................  14,392    400,817
*   Select Comfort Corp................................  29,643    598,789
    Service Corp. International........................ 200,775  4,216,275
*   Shiloh Industries, Inc.............................  19,732    335,444
    Shoe Carnival, Inc.................................  23,096    411,109
#*  Shutterfly, Inc....................................  29,705  1,465,051
    Signet Jewelers, Ltd...............................  14,985  1,525,323

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A.............  30,200 $  975,762
#*  Sirius XM Holdings, Inc............................ 124,278    420,060
    Six Flags Entertainment Corp.......................  23,098    882,806
*   Sizmek, Inc........................................  29,997    272,673
*   Skechers U.S.A., Inc. Class A......................  43,294  2,258,648
*   Skullcandy, Inc....................................  16,866    114,014
*   Skyline Corp.......................................   8,700     40,977
    Sonic Automotive, Inc. Class A.....................  54,675  1,329,696
#*  Sonic Corp.........................................  28,283    584,044
#   Sotheby's..........................................  14,866    589,437
*   Spanish Broadcasting System, Inc. Class A..........   1,489      8,026
    Spartan Motors, Inc................................  36,992    159,066
#   Speedway Motorsports, Inc..........................  47,584    829,865
*   Sport Chalet, Inc. Class A.........................   5,873      6,636
    Stage Stores, Inc..................................  40,723    733,828
    Standard Motor Products, Inc.......................  26,988    972,917
#*  Standard Pacific Corp.............................. 145,504  1,097,100
*   Stanley Furniture Co., Inc.........................  13,731     35,563
#   Staples, Inc.......................................  71,189    825,081
    Starwood Hotels & Resorts Worldwide, Inc...........  12,073    927,689
*   Starz..............................................  35,948  1,024,877
*   Starz Class B......................................     936     27,612
#   Stein Mart, Inc....................................  47,434    615,693
*   Steiner Leisure, Ltd...............................  11,014    439,569
*   Steven Madden, Ltd.................................  39,614  1,261,706
*   Stoneridge, Inc....................................  36,588    401,370
    Strattec Security Corp.............................   4,591    288,453
*   Strayer Education, Inc.............................   4,304    223,033
#   Sturm Ruger & Co., Inc.............................  16,895    844,074
    Superior Industries International, Inc.............  29,581    553,461
    Superior Uniform Group, Inc........................   9,577    198,723
#   Sypris Solutions, Inc..............................  17,625     83,543
*   Systemax, Inc......................................  34,554    472,353
    Tandy Leather Factory, Inc.........................   6,870     64,166
    Target Corp........................................  20,714  1,234,347
*   Taylor Morrison Home Corp. Class A.................   7,554    134,310
*   Tempur Sealy International, Inc....................   7,978    436,476
*   Tenneco, Inc.......................................  11,900    758,030
#*  Tesla Motors, Inc..................................     402     89,767
    Texas Roadhouse, Inc...............................  69,524  1,729,757
    Thor Industries, Inc...............................  29,715  1,574,004
    Tiffany & Co.......................................   8,300    810,163
    Time Warner Cable, Inc.............................  29,552  4,287,995
    Time Warner, Inc...................................  97,900  8,127,658
*   Time, Inc..........................................  12,237    294,912
    TJX Cos., Inc. (The)...............................  10,244    545,903
*   Toll Brothers, Inc.................................  36,145  1,181,580
*   Tower International, Inc...........................  10,276    323,694
#   Town Sports International Holdings, Inc............  11,460     52,716
    Tractor Supply Co..................................  40,000  2,486,800
    Trans World Entertainment Corp.....................   1,500      5,400
*   TripAdvisor, Inc...................................  14,450  1,370,438
*   TRW Automotive Holdings Corp.......................  14,500  1,483,205

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#*  Tuesday Morning Corp...............................  44,074 $    725,458
#*  Tumi Holdings, Inc.................................   2,717       57,274
#   Tupperware Brands Corp.............................   5,800      422,124
    Twenty-First Century Fox, Inc. Class A............. 118,700    3,760,416
    Twenty-First Century Fox, Inc. Class B.............  29,000      918,140
*   Ulta Salon Cosmetics & Fragrance, Inc..............  13,373    1,234,729
#*  Under Armour, Inc. Class A.........................  11,332      756,411
#*  Unifi, Inc.........................................  20,364      583,225
*   Universal Electronics, Inc.........................  18,037      859,102
    Universal Technical Institute, Inc.................  22,150      265,135
#*  UQM Technologies, Inc..............................  24,036       39,419
*   Urban Outfitters, Inc..............................   5,900      210,807
*   US Auto Parts Network, Inc.........................  26,854       88,081
    Vail Resorts, Inc..................................  36,547    2,759,298
    Value Line, Inc....................................   3,839       64,111
#*  Valuevision Media, Inc. Class A....................  44,612      204,323
    VF Corp............................................  13,052      799,696
    Viacom, Inc. Class A...............................   1,129       93,865
    Viacom, Inc. Class B...............................  15,300    1,264,851
*   Visteon Corp.......................................  13,337    1,273,683
#*  Vitacost.com, Inc..................................   2,367       18,889
#*  Vitamin Shoppe, Inc................................  26,885    1,146,645
*   VOXX International Corp............................  21,635      214,403
    Walking Co. Holdings, Inc. (The)...................     272        2,176
    Walt Disney Co. (The).............................. 118,253   10,155,568
#   Weight Watchers International, Inc.................   6,975      151,288
*   Wells-Gardner Electronics Corp.....................   5,523        6,738
#   Wendy's Co. (The).................................. 432,368    3,523,799
*   West Marine, Inc...................................  26,719      229,249
#*  Wet Seal, Inc. (The) Class A.......................  97,453       89,861
    Weyco Group, Inc...................................   9,446      245,218
    Whirlpool Corp.....................................  18,667    2,662,661
*   William Lyon Homes Class A.........................   1,704       41,952
    Williams-Sonoma, Inc...............................  10,506      704,637
#   Winmark Corp.......................................   3,672      240,406
#*  Winnebago Industries, Inc..........................  27,360      642,960
#   Wolverine World Wide, Inc..........................  33,060      802,036
#   World Wrestling Entertainment, Inc. Class A........  12,783      159,532
    Wyndham Worldwide Corp.............................  32,378    2,446,158
    Wynn Resorts, Ltd..................................   2,100      447,720
*   Zagg, Inc..........................................  17,360       88,710
#*  Zumiez, Inc........................................  28,515      794,143
                                                                ------------
Total Consumer Discretionary...........................          445,335,253
                                                                ------------
Consumer Staples -- (3.7%)
#   Alico, Inc.........................................   7,844      289,522
*   Alliance One International, Inc....................  93,600      212,472
    Altria Group, Inc..................................  13,203      536,042
    Andersons, Inc. (The)..............................  31,248    1,688,017
    Archer-Daniels-Midland Co..........................  89,777    4,165,653
#   B&G Foods, Inc.....................................  41,320    1,159,852
*   Boston Beer Co., Inc. (The) Class A................   1,222      269,329
#*  Boulder Brands, Inc................................  66,282      752,301

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Staples -- (Continued)
*   Bridgford Foods Corp...............................   3,414 $   27,124
    Brown-Forman Corp. Class A.........................   3,808    328,250
    Brown-Forman Corp. Class B.........................   2,461    213,246
    Bunge, Ltd.........................................  80,340  6,334,006
    Cal-Maine Foods, Inc...............................  20,124  1,432,829
    Calavo Growers, Inc................................  10,785    371,975
#   Casey's General Stores, Inc........................  26,648  1,763,298
    CCA Industries, Inc................................   4,700     16,544
*   Central Garden and Pet Co..........................  20,939    192,429
*   Central Garden and Pet Co. Class A.................  54,583    509,259
#*  Chiquita Brands International, Inc.................  66,569    638,397
    Church & Dwight Co., Inc...........................  10,015    642,763
    Coca-Cola Bottling Co. Consolidated................   9,312    650,164
    Coca-Cola Enterprises, Inc.........................  26,960  1,225,332
*   Coffee Holding Co., Inc............................   1,900     11,875
    ConAgra Foods, Inc.................................  21,650    652,314
*   Constellation Brands, Inc. Class A.................  47,901  3,988,237
*   Constellation Brands, Inc. Class B.................   2,058    171,226
    Costco Wholesale Corp..............................  12,989  1,526,727
#*  Craft Brew Alliance, Inc...........................  19,964    223,996
#*  Crimson Wine Group, Ltd............................  10,667    100,270
    CVS Caremark Corp.................................. 113,204  8,644,257
*   Darling Ingredients, Inc........................... 117,227  2,194,489
#   Dean Foods Co......................................  78,357  1,200,429
#*  Diamond Foods, Inc.................................  13,157    353,397
    Dr Pepper Snapple Group, Inc.......................  11,225    659,581
#*  Elizabeth Arden, Inc...............................  22,890    472,221
    Energizer Holdings, Inc............................   6,756    775,319
*   Farmer Bros. Co....................................  17,123    350,508
#   Flowers Foods, Inc.................................  36,564    698,007
#   Fresh Del Monte Produce, Inc.......................  72,075  2,157,925
#*  Fresh Market, Inc. (The)...........................   1,900     56,867
    General Mills, Inc.................................  16,200    812,430
    Golden Enterprises, Inc............................   5,537     22,536
*   Hain Celestial Group, Inc. (The)...................  16,636  1,422,378
#   Herbalife, Ltd.....................................   7,400    387,760
    Hillshire Brands Co. (The).........................   7,100    445,667
    Hormel Foods Corp..................................  18,128    820,473
*   IGI Laboratories, Inc..............................   1,128      5,945
    Ingles Markets, Inc. Class A.......................  16,415    402,496
    Ingredion, Inc.....................................  23,739  1,747,903
    Inter Parfums, Inc.................................  31,754    829,732
*   Inventure Foods, Inc...............................     771      9,291
    J&J Snack Foods Corp...............................  14,421  1,299,188
    JM Smucker Co. (The)...............................  27,782  2,768,198
    John B. Sanfilippo & Son, Inc......................   8,141    215,329
#   Keurig Green Mountain, Inc.........................   9,300  1,109,304
    Kraft Foods Group, Inc.............................  39,110  2,095,709
    Kroger Co. (The)...................................  17,415    852,987
    Lancaster Colony Corp..............................  14,212  1,241,418
#*  Lifeway Foods, Inc.................................   4,839     60,439
#   Limoneira Co.......................................      88      1,940
*   Mannatech, Inc.....................................   2,569     31,573

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Staples -- (Continued)
    McCormick & Co., Inc.(579780107)...................   1,064 $   70,224
#   McCormick & Co., Inc.(579780206)...................   8,162    536,896
#*  Medifast, Inc......................................  19,049    546,897
    MGP Ingredients, Inc...............................  17,301    139,273
    Molson Coors Brewing Co. Class A...................     534     36,146
    Molson Coors Brewing Co. Class B...................  86,345  5,830,878
    Mondelez International, Inc. Class A............... 196,387  7,069,932
*   Monster Beverage Corp..............................   2,400    153,504
*   National Beverage Corp.............................  27,000    462,780
*   Natural Alternatives International, Inc............   4,748     25,782
    Nu Skin Enterprises, Inc. Class A..................  18,507  1,086,176
*   Nutraceutical International Corp...................  11,692    269,851
    Oil-Dri Corp. of America...........................   6,773    197,568
*   Omega Protein Corp.................................  27,230    381,765
    Orchids Paper Products Co..........................   8,493    224,215
*   Pantry, Inc. (The).................................  33,321    596,779
    PepsiCo, Inc.......................................   9,195    810,079
    Philip Morris International, Inc...................  36,900  3,026,169
*   Pilgrim's Pride Corp...............................  98,915  2,765,663
#*  Post Holdings, Inc.................................  55,953  2,513,409
#   Pricesmart, Inc....................................   8,282    681,609
    Procter & Gamble Co. (The)......................... 105,525  8,159,193
    Reliv International, Inc...........................   4,579      6,182
#*  Revlon, Inc. Class A...............................  13,564    413,702
    Reynolds American, Inc.............................  11,374    635,238
*   Rite Aid Corp......................................  87,461    585,114
    Rocky Mountain Chocolate Factory, Inc..............   5,450     69,760
    Safeway, Inc.......................................  51,128  1,761,871
#   Sanderson Farms, Inc...............................  33,556  3,056,616
*   Seaboard Corp......................................     535  1,525,820
#*  Seneca Foods Corp. Class A.........................   9,936    284,368
*   Seneca Foods Corp. Class B.........................   1,251     38,030
#   Snyder's-Lance, Inc................................  66,434  1,648,227
    SpartanNash Co.....................................  47,105    987,321
    Spectrum Brands Holdings, Inc......................  52,744  4,398,850
*   SUPERVALU, Inc.....................................  22,553    206,811
#*  Susser Holdings Corp...............................  22,694  1,819,378
*   Tofutti Brands, Inc................................     799      3,412
#   Tootsie Roll Industries, Inc.......................  24,597    647,639
*   TreeHouse Foods, Inc...............................  33,395  2,454,532
    Tyson Foods, Inc. Class A.......................... 106,762  3,972,614
#*  United Natural Foods, Inc..........................  13,114    768,743
    United-Guardian, Inc...............................   1,872     47,811
#   Universal Corp.....................................  28,210  1,464,945
#*  USANA Health Sciences, Inc.........................   9,355    597,317
#   Vector Group, Ltd..................................  20,714    425,258
    Village Super Market, Inc. Class A.................   7,226    169,955
    Wal-Mart Stores, Inc............................... 102,008  7,505,749
    Walgreen Co........................................  34,175  2,350,215
    WD-40 Co...........................................   7,242    483,476
#   Weis Markets, Inc..................................  25,516  1,088,513
*   WhiteWave Foods Co. (The) Class A..................  72,636  2,163,826

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Whole Foods Market, Inc............................   9,338 $    356,898
                                                                ------------
Total Consumer Staples.................................          141,762,124
                                                                ------------
Energy -- (11.1%)
*   Abraxas Petroleum Corp.............................  18,724       95,492
    Adams Resources & Energy, Inc......................   4,701      307,163
    Alon USA Energy, Inc...............................  76,615      984,503
#*  Alpha Natural Resources, Inc....................... 255,873      867,409
    Anadarko Petroleum Corp............................  78,236    8,359,517
    Apache Corp........................................  63,288    6,497,146
#*  Approach Resources, Inc............................  28,368      596,863
#   Arch Coal, Inc..................................... 229,682      682,156
*   Atwood Oceanics, Inc...............................  37,029    1,782,946
    Baker Hughes, Inc..................................  68,271    4,694,997
*   Barnwell Industries, Inc...........................   7,497       22,941
*   Basic Energy Services, Inc.........................  54,191    1,300,042
*   Bill Barrett Corp..................................  71,257    1,710,881
*   BioFuel Energy Corp................................   1,761       15,691
*   Black Ridge Oil and Gas, Inc.......................   4,665        3,266
    Bolt Technology Corp...............................   8,848      151,035
*   Bonanza Creek Energy, Inc..........................  41,558    2,329,741
#*  BPZ Resources, Inc................................. 129,134      338,331
    Bristow Group, Inc.................................  41,007    2,926,670
#*  C&J Energy Services, Inc...........................  60,348    1,808,026
    Cabot Oil & Gas Corp...............................  38,200    1,258,690
#*  Cal Dive International, Inc........................ 100,880      109,959
*   Callon Petroleum Co................................  59,439      587,257
*   Cameron International Corp.........................  15,338    1,087,618
#   CARBO Ceramics, Inc................................   4,831      601,653
*   Carrizo Oil & Gas, Inc.............................  51,862    3,184,845
*   Cheniere Energy, Inc...............................   7,686      543,861
    Chesapeake Energy Corp............................. 411,342   10,847,089
    Chevron Corp....................................... 304,598   39,366,246
    Cimarex Energy Co..................................  40,562    5,638,929
*   Clayton Williams Energy, Inc.......................  11,517    1,225,524
#*  Clean Energy Fuels Corp............................  52,155      519,464
*   Cloud Peak Energy, Inc.............................  87,367    1,352,441
*   Cobalt International Energy, Inc...................  10,413      166,816
#   Comstock Resources, Inc............................  53,195    1,258,594
*   Concho Resources, Inc..............................   9,700    1,365,760
    ConocoPhillips..................................... 202,245   16,685,212
    CONSOL Energy, Inc.................................   8,571      332,726
*   Contango Oil & Gas Co..............................  21,585      868,365
#*  Continental Resources, Inc.........................     545       79,995
    Dawson Geophysical Co..............................   8,719      218,847
    Delek US Holdings, Inc.............................  85,253    2,491,093
#   Denbury Resources, Inc............................. 215,040    3,644,928
    Devon Energy Corp..................................  60,023    4,531,736
    DHT Holdings, Inc..................................  10,435       69,080
#   Diamond Offshore Drilling, Inc.....................  10,044      469,959
*   Dresser-Rand Group, Inc............................   9,100      541,541
*   Dril-Quip, Inc.....................................   7,700      775,929
#*  Emerald Oil, Inc...................................  67,295      493,945

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Endeavour International Corp.......................  48,225 $    67,997
    Energen Corp.......................................   6,952     567,492
#   Energy XXI Bermuda, Ltd............................  58,477   1,167,201
*   ENGlobal Corp......................................  25,261      70,478
    EnLink Midstream LLC...............................  49,305   1,883,944
    EOG Resources, Inc.................................  40,408   4,422,252
*   Era Group, Inc.....................................  25,201     675,387
*   Escalera Resources Co..............................  10,474      23,252
    Evolution Petroleum Corp...........................  11,083     117,591
#   Exterran Holdings, Inc.............................  74,370   3,142,132
    Exxon Mobil Corp................................... 436,562  43,193,444
#*  FieldPoint Petroleum Corp..........................   3,945      19,686
*   FMC Technologies, Inc..............................   3,200     194,560
    GasLog, Ltd........................................   3,187      81,269
*   Gastar Exploration, Inc............................ 105,270     696,887
#*  Geospace Technologies Corp.........................   7,312     294,235
#*  Gevo, Inc..........................................   8,936       4,562
#   Green Plains, Inc..................................  36,643   1,373,746
*   Gulf Coast Ultra Deep Royalty Trust................  36,391      86,974
    Gulf Island Fabrication, Inc.......................  16,224     316,368
#   Gulfmark Offshore, Inc. Class A....................  31,656   1,211,475
*   Gulfport Energy Corp...............................  20,422   1,090,739
#*  Halcon Resources Corp..............................  58,332     347,075
    Halliburton Co.....................................  34,942   2,410,649
#*  Harvest Natural Resources, Inc.....................  42,786     184,836
*   Helix Energy Solutions Group, Inc.................. 154,618   3,931,936
    Helmerich & Payne, Inc.............................  58,776   6,245,538
#*  Hercules Offshore, Inc............................. 172,813     610,030
    Hess Corp..........................................  50,181   4,966,915
*   HKN, Inc...........................................     308      21,883
    HollyFrontier Corp................................. 114,181   5,367,649
#*  Hornbeck Offshore Services, Inc....................  48,973   2,140,120
#*  Houston American Energy Corp.......................   1,980         614
#*  Infinity Energy Resources, Inc.....................   4,626       4,163
#*  ION Geophysical Corp............................... 141,312     529,920
*   Key Energy Services, Inc........................... 218,908   1,344,095
    Kinder Morgan, Inc.................................  37,422   1,346,444
*   Kodiak Oil & Gas Corp..............................  85,777   1,332,975
#   LinnCo LLC.........................................  55,945   1,627,440
#*  Lucas Energy, Inc..................................  15,775       8,036
#*  Magnum Hunter Resources Corp....................... 147,619     949,190
    Marathon Oil Corp.................................. 194,277   7,528,234
    Marathon Petroleum Corp............................  38,015   3,173,492
#*  Matador Resources Co...............................  71,006   1,920,002
*   Matrix Service Co..................................  31,307     840,593
#*  McDermott International, Inc....................... 154,605   1,128,616
*   Mexco Energy Corp..................................   1,236       8,714
#*  Miller Energy Resources, Inc.......................     736       3,599
*   Mitcham Industries, Inc............................  13,274     172,164
    Murphy Oil Corp....................................  62,985   3,913,258
    Nabors Industries, Ltd............................. 272,425   7,399,063
    National Oilwell Varco, Inc........................  72,627   5,885,692
*   Natural Gas Services Group, Inc....................  15,088     470,746

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Newfield Exploration Co............................ 160,818 $ 6,480,965
#*  Newpark Resources, Inc............................. 106,430   1,301,639
#   Noble Corp. P.L.C.................................. 138,773   4,353,309
    Noble Energy, Inc..................................  24,666   1,640,042
*   Nordic American Offshore, Ltd......................     239       4,374
#   Nordic American Tankers, Ltd.......................  27,665     238,196
#*  Northern Oil and Gas, Inc..........................  87,331   1,405,156
#*  Nuverra Environmental Solutions, Inc...............  18,072     336,501
*   Oasis Petroleum, Inc...............................  17,007     909,024
    Occidental Petroleum Corp.......................... 138,481  13,530,979
    Oceaneering International, Inc.....................   7,200     488,952
*   Oil States International, Inc......................  32,943   2,019,076
    ONEOK, Inc.........................................   3,014     194,192
#*  Overseas Shipholding Group, Inc....................  31,761     217,563
*   Pacific Drilling SA................................  18,321     174,416
#   Panhandle Oil and Gas, Inc. Class A................   8,287     533,849
#*  Parker Drilling Co................................. 144,626     893,789
    Patterson-UTI Energy, Inc.......................... 171,226   5,881,613
    PBF Energy, Inc. Class A...........................  17,349     470,158
*   PDC Energy, Inc....................................  38,952   2,113,536
#   Peabody Energy Corp................................ 176,843   2,682,708
#*  Penn Virginia Corp.................................  76,615     997,527
*   PetroQuest Energy, Inc.............................  70,407     451,309
#*  PHI, Inc. Non-Voting...............................  13,978     551,432
*   PHI, Inc. Voting...................................   1,053      38,929
    Phillips 66........................................  91,273   7,403,153
*   Pioneer Energy Services Corp.......................  74,145   1,090,673
    Pioneer Natural Resources Co.......................   8,362   1,851,849
*   PostRock Energy Corp...............................   1,100       1,485
*   Pyramid Oil Co.....................................   3,478      18,955
    QEP Resources, Inc................................. 177,185   5,855,964
    Range Resources Corp...............................  10,900     823,931
#*  Renewable Energy Group, Inc........................  38,228     428,154
*   REX American Resources Corp........................   9,639     813,050
*   Rex Energy Corp....................................  70,533     972,650
*   RigNet, Inc........................................   2,975     165,470
*   Rosetta Resources, Inc.............................  23,527   1,201,524
    Rowan Cos. P.L.C. Class A.......................... 116,577   3,557,930
#*  Royale Energy, Inc.................................   3,000      11,280
    RPC, Inc...........................................  72,669   1,635,052
#*  Sanchez Energy Corp................................   8,150     258,518
#*  SandRidge Energy, Inc.............................. 394,394   2,350,588
    Schlumberger, Ltd..................................  53,868   5,838,753
#   Scorpio Tankers, Inc............................... 122,252   1,147,946
#*  SEACOR Holdings, Inc...............................  26,194   1,989,696
    SemGroup Corp. Class A.............................  39,273   3,027,163
*   Seventy Seven Energy, Inc..........................  29,381     659,016
#   Ship Finance International, Ltd....................  88,168   1,604,658
    SM Energy Co.......................................  29,672   2,330,439
*   Southwestern Energy Co.............................  24,519     994,981
    Spectra Energy Corp................................   1,600      65,472
*   Steel Excel, Inc...................................  11,536     387,898
*   Stone Energy Corp..................................  80,569   3,065,650

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
    Superior Energy Services, Inc...................... 178,906 $  6,011,242
#*  Swift Energy Co....................................  45,809      506,189
#*  Synergy Resources Corp.............................  38,656      406,661
#*  Synthesis Energy Systems, Inc......................  44,676       59,866
    Targa Resources Corp...............................   2,115      269,662
    Teekay Corp........................................  61,537    3,425,149
#   Tesco Corp.........................................  45,936      896,671
    Tesoro Corp........................................ 131,157    8,071,402
*   TETRA Technologies, Inc............................ 103,341    1,137,784
*   TGC Industries, Inc................................  20,067       78,863
    Tidewater, Inc.....................................  56,977    2,693,303
#   Transocean, Ltd....................................  58,589    2,363,480
#*  Triangle Petroleum Corp............................  93,990    1,015,092
#*  Ultra Petroleum Corp...............................   9,559      219,092
*   Unit Corp..........................................  64,406    4,080,120
#*  Uranium Energy Corp................................  22,116       39,145
*   Vaalco Energy, Inc................................. 107,587      742,350
    Valero Energy Corp................................. 107,893    5,480,964
#   W&T Offshore, Inc..................................  83,310    1,117,187
*   Warren Resources, Inc..............................  94,838      558,596
*   Weatherford International P.L.C.................... 282,541    6,320,442
#   Western Refining, Inc..............................  94,206    3,858,678
*   Westmoreland Coal Co...............................   6,161      265,477
*   Whiting Petroleum Corp.............................  65,049    5,756,186
*   Willbros Group, Inc................................  57,282      663,898
    Williams Cos., Inc. (The)..........................  21,384    1,210,976
#   World Fuel Services Corp...........................  27,654    1,187,739
*   WPX Energy, Inc.................................... 191,578    3,940,759
                                                                ------------
Total Energy...........................................          422,146,375
                                                                ------------
Financials -- (20.2%)
*   1st Constitution Bancorp...........................   2,517       25,434
    1st Source Corp....................................  28,665      813,799
#   1st United Bancorp, Inc............................  25,437      212,399
    Access National Corp...............................   8,706      139,296
    ACE, Ltd...........................................  40,735    4,077,573
*   Affiliated Managers Group, Inc.....................   3,792      755,556
    Aflac, Inc.........................................  47,261    2,823,372
    Alexander & Baldwin, Inc...........................  70,424    2,688,084
*   Alleghany Corp.....................................   8,498    3,516,897
    Alliance Bancorp, Inc. of Pennsylvania.............   3,932       62,440
    Allied World Assurance Co. Holdings AG............. 102,408    3,687,712
    Allstate Corp. (The)...............................  86,740    5,069,953
#*  Altisource Asset Management Corp...................   1,120      686,582
#*  Altisource Portfolio Solutions SA..................  11,202    1,214,073
*   Ambac Financial Group, Inc.........................  14,561      329,952
*   American Capital, Ltd.............................. 305,835    4,636,459
    American Equity Investment Life Holding Co......... 114,117    2,526,550
    American Express Co................................   9,290      817,520
    American Financial Group, Inc...................... 125,705    7,038,223
*   American Independence Corp.........................     610        7,381
    American International Group, Inc.................. 128,798    6,694,920
#   American National Bankshares, Inc..................   5,991      128,866

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    American National Insurance Co.....................    22,280 $ 2,428,520
*   American River Bankshares..........................     4,649      42,445
o*  American Spectrum Realty, Inc......................       400         672
    Ameriprise Financial, Inc..........................    50,758   6,070,657
    Ameris Bancorp.....................................    25,573     558,514
    AMERISAFE, Inc.....................................    21,867     800,332
    AmeriServ Financial, Inc...........................    17,822      56,674
#   Amtrust Financial Services, Inc....................    62,289   2,656,003
    Aon P.L.C..........................................    21,179   1,786,660
#*  Arch Capital Group, Ltd............................    68,095   3,639,678
    Argo Group International Holdings, Ltd.............    34,824   1,734,583
#   Arrow Financial Corp...............................    13,107     332,918
    Arthur J Gallagher & Co............................     8,866     398,970
    Aspen Insurance Holdings, Ltd......................    75,921   3,037,599
    Associated Banc-Corp...............................   182,131   3,263,788
    Assurant, Inc......................................    86,200   5,461,632
    Assured Guaranty, Ltd..............................   185,850   4,148,172
*   Asta Funding, Inc..................................    12,881     107,943
    Astoria Financial Corp.............................   125,170   1,612,190
#   Atlantic American Corp.............................     5,179      21,182
#*  Atlantic Coast Financial Corp......................     1,357       5,659
#*  Atlanticus Holdings Corp...........................    19,831      52,750
    Auburn National Bancorporation, Inc................     1,260      31,097
#*  AV Homes, Inc......................................    11,482     179,004
    Axis Capital Holdings, Ltd.........................    95,920   4,138,948
    Baldwin & Lyons, Inc. Class A......................     1,285      30,795
    Baldwin & Lyons, Inc. Class B......................    10,961     270,737
    Banc of California, Inc............................    10,072     119,555
#   Bancfirst Corp.....................................    14,665     893,098
#*  Bancorp, Inc.......................................    40,873     388,294
#   BancorpSouth, Inc..................................   141,970   2,962,914
    Bank Mutual Corp...................................    48,209     290,700
    Bank of America Corp............................... 1,335,198  20,361,769
    Bank of Commerce Holdings..........................     5,615      35,543
#   Bank of Hawaii Corp................................    46,779   2,674,823
    Bank of Kentucky Financial Corp (The)..............     4,629     159,932
    Bank of New York Mellon Corp. (The)................   128,445   5,014,493
#   Bank of the Ozarks, Inc............................    56,240   1,730,505
    BankFinancial Corp.................................    23,259     237,707
    BankUnited, Inc....................................    38,890   1,214,924
    Banner Corp........................................    27,856   1,120,925
    Bar Harbor Bankshares..............................     5,551     151,542
    BB&T Corp..........................................    87,645   3,244,618
    BBCN Bancorp, Inc..................................   112,421   1,688,563
#*  BBX Capital Corp. Class A..........................     6,124     110,722
    BCB Bancorp, Inc...................................     7,110      92,786
*   Bear State Financial, Inc..........................     5,224      43,777
*   Beneficial Mutual Bancorp, Inc.....................    70,097     916,869
    Berkshire Bancorp, Inc.............................     2,025      15,694
    Berkshire Hills Bancorp, Inc.......................    24,970     603,525
    BGC Partners, Inc. Class A.........................   220,812   1,728,958
    BlackRock, Inc.....................................    12,903   3,931,931
    BNC Bancorp........................................       214       3,548

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  BofI Holding, Inc..................................  15,085 $ 1,125,190
#   BOK Financial Corp.................................  24,262   1,607,115
    Boston Private Financial Holdings, Inc.............  95,184   1,187,896
    Bridge Bancorp, Inc................................   4,016      95,982
#*  Bridge Capital Holdings............................   7,047     150,313
    Brookline Bancorp, Inc.............................  96,665     872,885
    Brown & Brown, Inc.................................  38,662   1,190,016
    Bryn Mawr Bank Corp................................  12,410     366,095
    C&F Financial Corp.................................   1,936      66,347
    Calamos Asset Management, Inc. Class A.............  22,334     264,881
    California First National Bancorp..................   6,388      93,137
#   Camden National Corp...............................   8,426     298,533
    Cape Bancorp, Inc..................................   4,109      42,610
*   Capital Bank Financial Corp. Class A...............   3,991      90,915
#   Capital City Bank Group, Inc.......................  16,811     225,772
    Capital One Financial Corp.........................  70,527   5,609,718
o   Capital Properties, Inc., 5.000%...................     277         271
*   Capital Properties, Inc. Class A...................     308       3,157
    Capital Southwest Corp.............................  16,311     571,537
    Capitol Federal Financial, Inc..................... 191,092   2,235,776
#   Cardinal Financial Corp............................  36,540     645,296
#*  Carolina Bank Holdings, Inc........................   1,000      10,140
*   Cascade Bancorp....................................  29,399     159,343
#   Cash America International, Inc....................  33,943   1,506,730
    Cathay General Bancorp............................. 134,031   3,429,853
*   CBRE Group, Inc. Class A...........................   8,345     257,360
    Centerstate Banks, Inc.............................  28,502     296,991
    Central Pacific Financial Corp.....................   6,503     116,404
    Century Bancorp, Inc. Class A......................   2,971     104,044
    Charles Schwab Corp. (The).........................  17,612     488,733
#   Charter Financial Corp.............................     303       3,318
    Chemical Financial Corp............................  31,288     863,549
    Chicopee Bancorp, Inc..............................   5,278      86,981
    Chubb Corp. (The)..................................  37,508   3,252,319
#   Cincinnati Financial Corp..........................  97,478   4,485,938
    CIT Group, Inc..................................... 107,054   5,257,422
    Citigroup, Inc..................................... 394,453  19,292,696
    Citizens Community Bancorp, Inc....................   3,663      32,234
*   Citizens First Corp................................   1,000      11,350
    Citizens Holding Co................................   2,106      40,140
#*  Citizens, Inc......................................  49,580     334,169
#   City Holding Co....................................  16,506     687,475
    City National Corp.................................  44,594   3,355,698
    CKX Lands, Inc.....................................   1,400      23,681
    Clifton Bancorp, Inc...............................  25,480     314,933
    CME Group, Inc.....................................  38,860   2,873,308
    CNA Financial Corp.................................  61,307   2,291,043
    CNB Financial Corp.................................   8,460     139,844
    CNO Financial Group, Inc........................... 264,496   4,279,545
    CoBiz Financial, Inc...............................  42,461     480,659
    Codorus Valley Bancorp, Inc........................   2,024      42,464
#   Cohen & Steers, Inc................................   5,916     245,573
*   Colonial Financial Services, Inc...................   2,714      33,586

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Colony Bankcorp, Inc...............................   3,099 $   19,617
    Columbia Banking System, Inc.......................  69,284  1,766,049
    Comerica, Inc......................................  96,485  4,849,336
#   Commerce Bancshares, Inc...........................  24,751  1,115,280
    Commercial National Financial Corp.................   1,413     29,673
#   Community Bank System, Inc.........................  51,643  1,819,383
*   Community Bankers Trust Corp.......................   1,472      6,388
    Community Trust Bancorp, Inc.......................  21,230    742,838
    Community West Bancshares..........................   2,000     13,980
*   CommunityOne Bancorp...............................       1          9
    ConnectOne Bancorp, Inc............................  16,007    304,133
    Consolidated-Tomoka Land Co........................   5,746    256,387
*   Consumer Portfolio Services, Inc...................  12,192     88,514
#*  Cowen Group, Inc. Class A.......................... 109,650    438,600
    Crawford & Co. Class A.............................  30,901    244,736
#   Crawford & Co. Class B.............................  14,955    137,586
#*  Credit Acceptance Corp.............................   9,580  1,089,485
#   Cullen/Frost Bankers, Inc..........................  29,396  2,292,006
#   CVB Financial Corp.................................  99,463  1,520,789
#   Diamond Hill Investment Group, Inc.................     900    115,002
    Dime Community Bancshares, Inc.....................  48,167    728,285
    Discover Financial Services........................  20,550  1,254,783
    Donegal Group, Inc. Class A........................  22,291    336,148
    Donegal Group, Inc. Class B........................   3,821     84,444
#*  Doral Financial Corp...............................     782      3,980
*   E*TRADE Financial Corp............................. 258,384  5,431,232
    Eagle Bancorp Montana, Inc.........................     514      5,497
    East West Bancorp, Inc............................. 119,880  4,083,113
*   Eastern Virginia Bankshares, Inc...................   3,468     21,918
*   eHealth, Inc.......................................  19,926    412,468
    EMC Insurance Group, Inc...........................  12,475    367,139
    Employers Holdings, Inc............................  37,573    800,305
#*  Encore Capital Group, Inc..........................  26,420  1,122,322
    Endurance Specialty Holdings, Ltd..................  64,755  3,424,892
*   Enstar Group, Ltd..................................  15,521  2,141,898
#   Enterprise Bancorp, Inc............................   5,554    108,914
    Enterprise Financial Services Corp.................  19,242    335,773
    Erie Indemnity Co. Class A.........................   8,246    603,772
#   ESB Financial Corp.................................  15,721    195,412
    ESSA Bancorp, Inc..................................  16,415    189,922
    Evans Bancorp, Inc.................................   2,412     56,441
#   EverBank Financial Corp............................   1,570     29,830
    Evercore Partners, Inc. Class A....................  19,687  1,074,123
    Everest Re Group, Ltd..............................  26,993  4,208,479
#*  Ezcorp, Inc. Class A...............................  60,561    592,892
*   Farmers Capital Bank Corp..........................   5,719    135,026
    FBL Financial Group, Inc. Class A..................  32,494  1,390,093
#   Federal Agricultural Mortgage Corp. Class A........     987     22,948
    Federal Agricultural Mortgage Corp. Class C........   9,712    283,105
    Federated National Holding Co......................   8,499    171,425
    Fidelity Southern Corp.............................   9,677    134,026
    Fifth Third Bancorp................................ 227,838  4,666,122
    Financial Institutions, Inc........................  13,920    309,024

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   First Acceptance Corp..............................  27,407 $   63,310
#   First American Financial Corp...................... 102,745  2,788,499
    First Bancorp, Inc.................................   9,162    150,348
    First Bancorp.(318910106)..........................  15,597    250,800
#*  First BanCorp.(318672706)..........................  78,061    401,234
*   First Bancshares, Inc..............................     700      5,600
#   First Bancshares, Inc. (The).......................     222      3,208
    First Busey Corp...................................  93,464    518,725
#   First Business Financial Services, Inc.............   2,134     93,085
*   First Cash Financial Services, Inc.................  12,987    732,597
    First Citizens BancShares, Inc. Class A............   8,879  1,974,246
#   First Commonwealth Financial Corp.................. 127,829  1,094,216
    First Community Bancshares, Inc....................  16,247    238,993
    First Defiance Financial Corp......................  10,454    282,363
    First Federal of Northern Michigan Bancorp, Inc....     800      4,528
    First Financial Bancorp............................  66,987  1,094,568
#   First Financial Bankshares, Inc....................  35,508  1,043,225
    First Financial Corp...............................  14,376    440,768
#   First Financial Northwest, Inc.....................  16,619    174,832
#*  First Financial Service Corp.......................   1,670      6,263
#   First Horizon National Corp........................ 286,638  3,376,596
    First Interstate Bancsystem, Inc...................  18,967    495,039
*   First Marblehead Corp. (The).......................   1,466      7,447
    First Merchants Corp...............................  39,298    783,209
    First Midwest Bancorp, Inc......................... 102,988  1,668,406
    First Niagara Financial Group, Inc................. 308,360  2,651,896
o*  First Place Financial Corp.........................  10,608          1
    First South Bancorp, Inc...........................   7,807     59,645
*   First United Corp..................................   3,697     31,498
    First West Virginia Bancorp........................     796     15,140
    FirstMerit Corp.................................... 134,186  2,361,674
*   Flagstar Bancorp, Inc..............................  10,416    190,613
    Flushing Financial Corp............................  36,423    676,739
#   FNB Corp........................................... 216,190  2,659,137
*   FNF Group.......................................... 190,265  5,158,084
*   FNFV Group.........................................  63,415  1,037,462
*   Forest City Enterprises, Inc. Class A..............  57,405  1,100,454
*   Forest City Enterprises, Inc. Class B..............   8,417    163,626
#*  Forestar Group, Inc................................  40,542    758,135
#   Fox Chase Bancorp, Inc.............................  19,210    323,112
    Franklin Resources, Inc............................  10,401    563,214
    Fulton Financial Corp.............................. 277,123  3,142,575
#   FXCM, Inc. Class A.................................  26,996    367,686
#   Gain Capital Holdings, Inc.........................   9,041     57,501
*   GAINSCO, Inc.......................................   1,497     13,473
    GAMCO Investors, Inc. Class A......................   3,733    286,060
*   Genworth Financial, Inc. Class A................... 237,177  3,107,019
#   German American Bancorp, Inc.......................  12,054    311,596
    GFI Group, Inc..................................... 131,667    596,452
    Glacier Bancorp, Inc...............................  71,411  1,890,963
*   Global Indemnity P.L.C.............................  16,912    421,616
    Goldman Sachs Group, Inc. (The)....................  52,050  8,997,883
    Great Southern Bancorp, Inc........................  13,373    416,970

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Green Dot Corp. Class A............................  19,477 $  350,391
#   Greenhill & Co., Inc...............................   9,266    424,105
*   Greenlight Capital Re, Ltd. Class A................  33,721  1,091,212
    Griffin Land & Nurseries, Inc......................   4,473    119,027
    Guaranty Bancorp...................................   3,867     50,271
    Guaranty Federal Bancshares, Inc...................   1,886     23,914
*   Hallmark Financial Services, Inc...................  23,509    210,876
    Hampden Bancorp, Inc...............................   4,725     81,388
#*  Hampton Roads Bankshares, Inc......................     520        858
    Hancock Holding Co.................................  79,288  2,572,103
    Hanmi Financial Corp...............................  40,613    857,747
    Hanover Insurance Group, Inc. (The)................  73,700  4,260,597
    Harleysville Savings Financial Corp................   2,920     49,640
*   Harris & Harris Group, Inc.........................  29,482     91,984
    Hartford Financial Services Group, Inc. (The)...... 257,997  8,813,178
    Hawthorn Bancshares, Inc...........................   2,201     27,292
    HCC Insurance Holdings, Inc........................  99,330  4,636,724
#   HCI Group, Inc.....................................  11,259    449,234
    Heartland Financial USA, Inc.......................  16,865    401,893
    Heritage Commerce Corp.............................  21,259    170,072
    Heritage Financial Corp............................  26,324    418,815
    Heritage Financial Group, Inc......................   5,663    113,826
    HF Financial Corp..................................   4,200     56,574
    HFF, Inc. Class A..................................  13,783    468,071
*   Hilltop Holdings, Inc..............................  97,446  1,997,643
    Hingham Institution for Savings....................     872     72,010
*   HMN Financial, Inc.................................   1,450     17,299
*   Home Bancorp, Inc..................................   7,010    153,659
    Home BancShares, Inc...............................  50,522  1,518,691
*   HomeTrust Bancshares, Inc..........................     604      9,187
    HopFed Bancorp, Inc................................   2,207     26,572
    Horace Mann Educators Corp.........................  49,358  1,414,107
#   Horizon Bancorp....................................   5,960    127,067
*   Howard Hughes Corp. (The)..........................   9,574  1,392,251
    Hudson City Bancorp, Inc........................... 253,527  2,471,888
#   Hudson Valley Holding Corp.........................  17,275    300,412
    Huntington Bancshares, Inc......................... 486,672  4,779,119
    Iberiabank Corp....................................  39,578  2,596,713
*   ICG Group, Inc.....................................  48,472    820,146
#   Independence Holding Co............................  15,010    187,775
#   Independent Bank Corp.(453836108)..................  28,131  1,027,063
#   Independent Bank Corp.(453838609)..................   7,338     97,155
    Independent Bank Group, Inc........................   1,042     50,026
    Infinity Property & Casualty Corp..................  12,729    824,330
    Interactive Brokers Group, Inc. Class A............  88,790  2,043,502
    Intercontinental Exchange, Inc.....................  14,642  2,814,485
*   InterGroup Corp. (The).............................     235      4,637
    International Bancshares Corp......................  74,428  1,886,750
    Intervest Bancshares Corp. Class A.................  18,510    147,710
#*  INTL. FCStone, Inc.................................  20,609    403,936
    Invesco, Ltd.......................................  67,533  2,541,267
*   Investment Technology Group, Inc...................  38,795    709,561
    Investors Bancorp, Inc............................. 304,214  3,148,615

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Investors Title Co.................................   1,606 $   110,959
#   Janus Capital Group, Inc...........................  87,711     999,028
    JMP Group, Inc.....................................  22,346     150,612
    Jones Lang LaSalle, Inc............................   6,735     833,119
    JPMorgan Chase & Co................................ 570,669  32,910,481
*   KCG Holdings, Inc. Class A.........................  41,170     470,161
#*  Kearny Financial Corp..............................  57,758     870,413
    Kemper Corp........................................  79,848   2,763,539
    Kennedy-Wilson Holdings, Inc.......................  24,955     583,947
    Kentucky First Federal Bancorp.....................   2,320      19,906
    KeyCorp............................................ 481,716   6,522,435
*   Ladenburg Thalmann Financial Services, Inc.........   3,632      11,368
    Lake Shore Bancorp, Inc............................     339       4,187
    Lakeland Bancorp, Inc..............................  33,112     332,444
    Lakeland Financial Corp............................  18,582     676,199
#   Landmark Bancorp, Inc..............................   2,006      42,467
    Legg Mason, Inc.................................... 124,614   5,912,934
    Leucadia National Corp............................. 164,977   4,076,582
    Life Partners Holdings, Inc........................   8,447      17,316
    Lincoln National Corp.............................. 137,570   7,207,292
    LNB Bancorp, Inc...................................   9,079     109,947
    Loews Corp.........................................  85,622   3,607,255
#   Louisiana Bancorp, Inc.............................   3,003      59,069
    LSB Financial Corp.................................     426      17,270
#   M&T Bank Corp......................................  62,325   7,572,487
#   Macatawa Bank Corp.................................  31,196     146,621
*   Magyar Bancorp, Inc................................   1,971      15,226
#   Maiden Holdings, Ltd...............................  89,295   1,025,107
    MainSource Financial Group, Inc....................  19,995     326,518
*   Malvern Bancorp, Inc...............................     241       2,651
    Manning & Napier, Inc..............................   2,243      38,467
*   Markel Corp........................................   8,486   5,364,085
    MarketAxess Holdings, Inc..........................  31,222   1,755,613
    Marlin Business Services Corp......................  13,162     242,181
    Marsh & McLennan Cos., Inc.........................  17,700     898,629
#*  Maui Land & Pineapple Co., Inc.....................   4,186      30,558
    MB Financial, Inc..................................  81,800   2,203,692
*   MBIA, Inc.......................................... 239,343   2,292,906
*   MBT Financial Corp.................................  11,054      56,375
#   MCG Capital Corp...................................  94,877     376,662
#   Meadowbrook Insurance Group, Inc...................  75,413     454,740
    Medallion Financial Corp...........................  24,664     274,757
    Mercantile Bank Corp...............................  13,039     249,306
    Merchants Bancshares, Inc..........................   7,187     208,854
    Mercury General Corp...............................  41,714   2,053,163
#*  Meridian Bancorp, Inc..............................  43,496     472,365
    Meta Financial Group, Inc..........................   2,441      89,829
    MetLife, Inc....................................... 120,351   6,330,463
*   Metro Bancorp, Inc.................................  15,320     351,594
#*  MGIC Investment Corp............................... 158,315   1,169,948
    MicroFinancial, Inc................................   9,680      73,955
    Mid Penn Bancorp, Inc..............................     778      12,308
#   MidSouth Bancorp, Inc..............................  10,075     196,463

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    MidWestOne Financial Group, Inc....................   6,846 $  160,881
#   Montpelier Re Holdings, Ltd........................  61,112  1,804,637
    Morgan Stanley..................................... 177,932  5,754,321
*   MSB Financial Corp.................................     600      4,800
*   MSCI, Inc..........................................     652     29,503
    MutualFirst Financial, Inc.........................   5,151     99,054
    NASDAQ OMX Group, Inc. (The).......................  91,090  3,843,087
    National Bank Holdings Corp. Class A...............   1,500     29,715
#   National Interstate Corp...........................  19,154    518,882
    National Penn Bancshares, Inc...................... 188,056  1,936,977
    National Security Group, Inc. (The)................     419      5,045
    National Western Life Insurance Co. Class A........   2,337    563,217
*   Naugatuck Valley Financial Corp....................     989      7,813
    Navient Corp.......................................  30,766    529,175
*   Navigators Group, Inc. (The).......................  17,111  1,040,349
#   NBT Bancorp, Inc...................................  42,931  1,003,297
    Nelnet, Inc. Class A...............................  42,413  1,748,688
#   New Hampshire Thrift Bancshares, Inc...............   4,833     72,495
#   New York Community Bancorp, Inc.................... 217,731  3,457,568
*   NewBridge Bancorp..................................  12,686     95,018
#*  NewStar Financial, Inc.............................  49,671    562,772
    Nicholas Financial, Inc............................   3,515     45,765
*   North Valley Bancorp...............................     460      9,678
    Northeast Bancorp..................................     118      1,096
    Northeast Community Bancorp, Inc...................   9,104     63,455
    Northern Trust Corp................................  15,711  1,050,909
    Northfield Bancorp, Inc............................  57,520    733,955
    Northrim BanCorp, Inc..............................   6,399    156,776
#   Northwest Bancshares, Inc.......................... 130,059  1,612,732
#   Norwood Financial Corp.............................   1,641     47,737
#   Ocean Shore Holding Co.............................   6,104     88,996
    OceanFirst Financial Corp..........................  19,770    314,541
#*  Ocwen Financial Corp...............................  70,987  2,141,678
    OFG Bancorp........................................  62,525    997,899
    Ohio Valley Banc Corp..............................   2,002     45,525
    Old Line Bancshares, Inc...........................   1,957     27,418
    Old National Bancorp............................... 135,829  1,817,392
    Old Republic International Corp.................... 242,918  3,495,590
*   Old Second Bancorp, Inc............................  11,059     53,526
    OmniAmerican Bancorp, Inc..........................  12,533    309,690
    OneBeacon Insurance Group, Ltd. Class A............  28,236    417,893
    Oppenheimer Holdings, Inc. Class A.................   7,865    179,479
    Oritani Financial Corp.............................  58,397    864,276
    Pacific Continental Corp...........................  17,807    239,326
*   Pacific Mercantile Bancorp.........................   9,408     66,044
*   Pacific Premier Bancorp, Inc.......................   4,508     64,464
    PacWest Bancorp.................................... 125,913  5,246,795
    Park National Corp.................................  14,100  1,062,294
    Park Sterling Corp.................................  21,825    149,720
    PartnerRe, Ltd.....................................  44,131  4,605,511
*   Patriot National Bancorp, Inc......................   1,500      3,015
#   Peapack Gladstone Financial Corp...................  11,948    221,038
#   Penns Woods Bancorp, Inc...........................   4,255    182,582

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   People's United Financial, Inc..................... 269,812 $3,917,670
    Peoples Bancorp....................................   1,337     33,786
    Peoples Bancorp of North Carolina, Inc.............   3,297     54,170
    Peoples Bancorp, Inc...............................  10,126    236,240
#*  PHH Corp...........................................  58,457  1,364,971
*   Phoenix Cos., Inc. (The)...........................   6,427    356,120
*   PICO Holdings, Inc.................................  30,924    684,967
    Pinnacle Financial Partners, Inc...................  39,217  1,451,029
*   Piper Jaffray Cos..................................  20,441  1,054,756
    Platinum Underwriters Holdings, Ltd................  39,027  2,286,982
    PNC Financial Services Group, Inc. (The)...........  65,006  5,366,895
*   Popular, Inc.......................................  80,934  2,581,795
*   Porter Bancorp, Inc................................   6,860      6,723
#*  Portfolio Recovery Associates, Inc.................  49,239  2,903,131
*   Preferred Bank.....................................   4,326     95,994
    Premier Financial Bancorp, Inc.....................   6,434    100,628
    Primerica, Inc.....................................  71,138  3,278,039
    Primus Guaranty, Ltd...............................   5,092      9,013
    Principal Financial Group, Inc..................... 157,281  7,813,720
    PrivateBancorp, Inc................................  84,580  2,435,904
    ProAssurance Corp..................................  63,600  2,774,868
    Progressive Corp. (The)............................  28,938    678,307
    Prosperity Bancshares, Inc.........................  62,864  3,654,284
    Protective Life Corp...............................  77,513  5,377,852
    Provident Financial Holdings, Inc..................   9,638    137,342
    Provident Financial Services, Inc..................  64,885  1,084,228
    Prudential Bancorp, Inc............................   5,096     59,114
    Prudential Financial, Inc..........................  59,457  5,170,975
*   PSB Holdings, Inc..................................   3,252     21,788
#   Pulaski Financial Corp.............................  10,937    123,260
#   Pzena Investment Management, Inc. Class A..........   5,045     52,518
#   QC Holdings, Inc...................................  12,392     31,600
    QCR Holdings, Inc..................................     309      5,284
#   Radian Group, Inc.................................. 128,091  1,621,632
    Raymond James Financial, Inc.......................  19,745  1,006,008
#   RCS Capital Corp. Class A..........................   3,476     71,681
    Regions Financial Corp............................. 681,506  6,910,471
    Reinsurance Group of America, Inc..................  62,058  4,980,775
#   RenaissanceRe Holdings, Ltd........................  45,780  4,477,742
#   Renasant Corp......................................  32,592    925,613
    Republic Bancorp, Inc. Class A.....................  20,236    470,689
#*  Republic First Bancorp, Inc........................  20,713     91,137
    Resource America, Inc. Class A.....................  26,031    245,212
*   Riverview Bancorp, Inc.............................  13,240     50,577
#   RLI Corp...........................................  45,170  1,930,566
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   6,447     13,087
    S&T Bancorp, Inc...................................  30,353    738,488
#*  Safeguard Scientifics, Inc.........................  26,770    531,385
    Safety Insurance Group, Inc........................  27,088  1,354,671
    Salisbury Bancorp, Inc.............................     856     23,643
    Sandy Spring Bancorp, Inc..........................  27,445    642,487
    SB Financial Group, Inc............................   3,194     27,852
*   Seacoast Banking Corp. of Florida..................  11,299    116,945

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Security National Financial Corp. Class A..........   2,246 $    9,793
    SEI Investments Co.................................  12,500    447,750
*   Select Bancorp, Inc................................   2,187     14,762
    Selective Insurance Group, Inc.....................  62,650  1,396,468
*   Shore Bancshares, Inc..............................   6,118     54,144
    SI Financial Group, Inc............................   6,709     72,658
*   Siebert Financial Corp.............................   9,393     25,126
#   Sierra Bancorp.....................................  11,952    188,842
*   Signature Bank.....................................  12,100  1,384,119
    Simmons First National Corp. Class A...............  21,683    859,297
    Simplicity Bancorp, Inc............................   9,310    150,822
    SLM Corp........................................... 289,224  2,562,525
    South State Corp...................................  20,731  1,204,678
*   Southcoast Financial Corp..........................   5,735     39,457
o   Southern Community Financial Corp..................   7,908      7,320
*   Southern First Bancshares, Inc.....................   2,825     39,691
    Southern Missouri Bancorp, Inc.....................   1,465     52,374
#   Southern National Bancorp of Virginia, Inc.........     712      7,654
#   Southside Bancshares, Inc..........................  20,993    615,305
    Southwest Bancorp, Inc.............................  23,822    367,335
    Southwest Georgia Financial Corp...................   1,854     27,448
#*  St Joe Co. (The)...................................  39,684    906,383
    StanCorp Financial Group, Inc......................  54,205  3,270,730
    State Auto Financial Corp..........................  40,019    844,801
    State Street Corp..................................  52,332  3,686,266
    Sterling Bancorp...................................  92,159  1,096,692
#   Stewart Information Services Corp..................  31,801    937,175
*   Stifel Financial Corp..............................  68,092  3,117,933
#   Stock Yards Bancorp, Inc...........................  15,245    446,221
*   Stratus Properties, Inc............................   6,580    102,648
*   Suffolk Bancorp....................................  12,947    262,177
    Summit State Bank..................................   1,156     14,554
#*  Sun Bancorp, Inc...................................  48,400    181,984
    SunTrust Banks, Inc................................  68,777  2,616,965
    Susquehanna Bancshares, Inc........................ 225,086  2,291,375
    Sussex Bancorp.....................................   2,146     20,172
*   SVB Financial Group................................  21,341  2,326,596
*   SWS Group, Inc.....................................  23,777    170,243
    Symetra Financial Corp............................. 104,262  2,377,174
    Synovus Financial Corp............................. 148,262  3,491,570
    T Rowe Price Group, Inc............................   3,600    279,576
*   Taylor Capital Group, Inc..........................  22,039    469,871
    TCF Financial Corp................................. 213,988  3,383,150
    TD Ameritrade Holding Corp.........................  12,649    406,286
*   Tejon Ranch Co.....................................  17,861    510,825
    Territorial Bancorp, Inc...........................  12,058    242,366
#   Teton Advisors, Inc. Class A.......................      39      1,833
*   Texas Capital Bancshares, Inc......................  42,608  2,217,746
    TF Financial Corp..................................   2,289     96,664
*   TFS Financial Corp.................................  40,111    540,696
    Timberland Bancorp, Inc............................   3,941     40,474
    Tompkins Financial Corp............................  14,846    660,350
    Torchmark Corp.....................................  44,680  2,356,423

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Tower Group International, Ltd.....................  49,204 $   105,789
    TowneBank..........................................  25,265     373,417
    Travelers Cos., Inc. (The).........................  66,684   5,972,219
#*  Tree.com, Inc......................................  11,503     293,557
#   Trico Bancshares...................................  15,980     357,473
#*  Trinity Place Holdings, Inc........................   9,588      56,090
*   TriState Capital Holdings, Inc.....................     896       8,772
#   TrustCo Bank Corp.................................. 105,843     697,505
    Trustmark Corp.....................................  88,770   2,044,373
    U.S. Bancorp....................................... 105,010   4,413,570
#   UMB Financial Corp.................................  38,493   2,179,859
    Umpqua Holdings Corp............................... 128,692   2,177,469
    Union Bankshares Corp..............................  47,478   1,133,775
#   Union Bankshares, Inc..............................   2,000      48,940
    United Bancshares, Inc.............................   2,040      30,294
#   United Bankshares, Inc.............................  79,042   2,535,667
    United Community Bancorp...........................     993      11,866
    United Community Banks, Inc........................  50,160     830,148
#   United Community Financial Corp....................   7,576      32,577
    United Financial Bancorp, Inc......................  58,367     740,094
    United Fire Group, Inc.............................  29,011     819,851
*   United Security Bancshares.........................  10,885      63,676
*   United Security Bancshares, Inc....................     600       4,890
    Unity Bancorp, Inc.................................   5,781      52,029
#   Universal Insurance Holdings, Inc..................  68,207     822,576
    Univest Corp. of Pennsylvania......................  17,118     323,873
    Unum Group......................................... 142,711   4,899,269
    Validus Holdings, Ltd.............................. 105,899   3,868,490
#   Valley National Bancorp............................  69,582     666,596
    ViewPoint Financial Group, Inc.....................  40,834   1,026,567
    Virtus Investment Partners, Inc....................   2,704     554,455
    Voya Financial, Inc................................  11,640     431,844
#   VSB Bancorp, Inc...................................     170       1,965
    Waddell & Reed Financial, Inc. Class A.............   5,916     312,306
*   Walker & Dunlop, Inc...............................   2,132      29,102
    Washington Federal, Inc............................ 150,146   3,147,060
    Washington Trust Bancorp, Inc......................  17,283     594,535
    Waterstone Financial, Inc..........................  32,806     361,850
    Wayne Savings Bancshares, Inc......................   1,684      21,151
    Webster Financial Corp............................. 141,194   4,048,032
    Wells Fargo & Co................................... 664,411  33,818,520
    WesBanco, Inc......................................  31,516     941,698
    West Bancorporation, Inc...........................  17,389     253,184
#   Westamerica Bancorporation.........................  14,718     703,815
*   Western Alliance Bancorp...........................  81,523   1,866,877
    Westfield Financial, Inc...........................  30,858     222,795
    Westwood Holdings Group, Inc.......................   3,573     192,263
    Willis Group Holdings P.L.C........................   6,697     272,903
    Wilshire Bancorp, Inc..............................  88,455     833,246
    Wintrust Financial Corp............................  74,842   3,467,430
#*  WisdomTree Investments, Inc........................  47,274     485,031
#*  World Acceptance Corp..............................  13,047   1,057,851
    WR Berkley Corp....................................  69,300   3,091,473

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    WSFS Financial Corp................................   4,594 $    328,884
    WVS Financial Corp.................................   1,627       17,767
    XL Group P.L.C..................................... 160,925    5,188,222
*   Yadkin Financial Corp..............................   4,973       92,299
    Zions Bancorporation............................... 166,601    4,801,441
*   ZipRealty, Inc.....................................  17,864      120,225
                                                                ------------
Total Financials.......................................          764,409,220
                                                                ------------
Health Care -- (7.2%)
#   Abaxis, Inc........................................   3,959      187,696
    Abbott Laboratories................................  52,410    2,207,509
#*  Acadia Healthcare Co., Inc.........................  15,514      739,397
#*  Accelerate Diagnostics, Inc........................   2,491       45,286
#*  Accuray, Inc.......................................  67,370      530,202
*   Acorda Therapeutics, Inc...........................   8,725      255,381
*   Actavis P.L.C......................................  19,249    4,124,291
*   Adcare Health Systems, Inc.........................      49          231
*   Addus HomeCare Corp................................  10,890      241,105
    Aetna, Inc.........................................  67,560    5,237,927
#*  Affymetrix, Inc....................................  94,048      808,813
    Agilent Technologies, Inc..........................  15,200      852,568
#*  Air Methods Corp...................................  30,597    1,537,499
#*  Akorn, Inc.........................................  38,183    1,295,549
#*  Albany Molecular Research, Inc.....................  35,314      672,379
*   Alere, Inc.........................................  90,727    3,629,080
*   Alexion Pharmaceuticals, Inc.......................  10,000    1,589,900
*   Align Technology, Inc..............................  17,155      929,973
*   Alkermes P.L.C.....................................  29,486    1,260,821
*   Alliance HealthCare Services, Inc..................   5,402      154,227
*   Allied Healthcare Products, Inc....................   4,920       10,135
*   Allscripts Healthcare Solutions, Inc............... 169,936    2,705,381
*   Almost Family, Inc.................................  10,097      236,674
#*  Alnylam Pharmaceuticals, Inc.......................  12,235      661,302
*   Alphatec Holdings, Inc.............................  91,449      128,029
#*  AMAG Pharmaceuticals, Inc..........................  16,335      311,835
#*  Amedisys, Inc......................................  37,736      761,512
*   American Shared Hospital Services..................     900        2,606
    AmerisourceBergen Corp.............................  16,800    1,292,088
    Amgen, Inc.........................................  26,155    3,331,885
*   AMN Healthcare Services, Inc.......................  43,245      566,509
*   Amsurg Corp........................................  48,640    2,323,046
    Analogic Corp......................................  11,775      846,740
*   AngioDynamics, Inc.................................  36,687      535,630
*   Anika Therapeutics, Inc............................  15,395      647,514
*   Arqule, Inc........................................  26,950       36,652
*   Arrhythmia Research Technology, Inc................   1,153        7,760
*   AtriCure, Inc......................................   1,591       26,204
    Atrion Corp........................................   2,187      614,547
#*  Authentidate Holding Corp..........................   2,236        1,230
#*  Auxilium Pharmaceuticals, Inc......................   6,278      125,686
*   AVEO Pharmaceuticals, Inc..........................   2,329        2,935
#*  Baxano Surgical, Inc...............................  24,169       12,810
*   Bio-Rad Laboratories, Inc. Class A.................  14,574    1,675,864

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Bio-Rad Laboratories, Inc. Class B.................   1,277 $  148,298
#*  Bio-Reference Laboratories, Inc....................  10,468    328,591
*   Bioanalytical Systems, Inc.........................   1,915      4,385
#*  Biodel, Inc........................................   4,308      8,185
*   Biogen Idec, Inc...................................   6,870  2,297,259
*   BioMarin Pharmaceutical, Inc.......................   7,300    451,286
#*  BioScrip, Inc...................................... 124,487    932,408
#*  Biospecifics Technologies Corp.....................   1,342     35,080
*   Biota Pharmaceuticals, Inc.........................   6,230     19,998
*   BioTelemetry, Inc..................................  26,941    193,975
*   Boston Scientific Corp............................. 246,711  3,152,967
#*  Bovie Medical Corp.................................  13,510     51,743
*   Brookdale Senior Living, Inc.......................  63,781  2,210,022
*   Bruker Corp........................................  13,400    304,582
#*  BSD Medical Corp...................................   4,900      3,866
*   Cambrex Corp.......................................  39,290    827,840
    Cantel Medical Corp................................  32,610  1,093,413
*   Capital Senior Living Corp.........................  30,675    755,832
    Cardinal Health, Inc...............................  11,763    842,819
*   CareFusion Corp.................................... 117,444  5,142,873
#*  CASI Pharmaceuticals, Inc..........................      63        112
#*  Celldex Therapeutics, Inc..........................  36,303    475,206
#*  Celsion Corp.......................................     422      1,435
*   Centene Corp.......................................  38,472  2,773,446
#*  Cepheid............................................   4,148    156,131
*   Cerner Corp........................................   8,000    441,600
*   Charles River Laboratories International, Inc......  34,819  1,887,538
#   Chemed Corp........................................  12,392  1,262,125
*   Chindex International, Inc.........................   7,192    168,365
    Cigna Corp.........................................  18,390  1,655,836
*   Community Health Systems, Inc...................... 131,536  6,274,267
#   Computer Programs & Systems, Inc...................   6,345    417,628
    CONMED Corp........................................  29,451  1,148,589
o   Contra Furiex Pharmaceuticals......................   8,317     81,257
    Cooper Cos., Inc. (The)............................  24,927  4,010,256
*   Corvel Corp........................................  11,386    458,628
*   Covance, Inc.......................................   7,051    591,720
    Covidien P.L.C.....................................  15,563  1,346,355
    CR Bard, Inc.......................................   4,262    636,018
*   Cross Country Healthcare, Inc......................  35,532    255,475
    CryoLife, Inc......................................  30,220    297,667
*   Cubist Pharmaceuticals, Inc........................  21,233  1,293,090
#*  Cumberland Pharmaceuticals, Inc....................  23,868    110,748
*   Cutera, Inc........................................  16,517    162,692
#*  Cyberonics, Inc....................................   7,429    441,803
*   Cynosure, Inc. Class A.............................  23,396    532,025
#*  Cytokinetics, Inc..................................   9,109     38,531
*   DaVita HealthCare Partners, Inc....................  18,989  1,337,585
    Daxor Corp.........................................   4,092     28,726
    DENTSPLY International, Inc........................  10,234    475,062
*   Depomed, Inc.......................................  25,353    252,262
    Digirad Corp.......................................  16,700     55,110
#*  Durect Corp........................................  23,066     34,138

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Dyax Corp..........................................  15,467 $  145,699
*   Edwards Lifesciences Corp..........................   7,400    667,850
#*  Emergent Biosolutions, Inc.........................  42,180    927,960
*   Endo International P.L.C...........................  24,327  1,631,855
    Ensign Group, Inc. (The)...........................  22,772    749,882
#*  Enzo Biochem, Inc..................................  39,085    187,608
    Enzon Pharmaceuticals, Inc.........................  52,724     56,415
#*  EPIRUS Biopharmaceuticals, Inc.....................     195      1,596
#*  Exact Sciences Corp................................   3,900     60,879
*   Exactech, Inc......................................  14,011    318,610
#*  ExamWorks Group, Inc...............................  23,719    837,044
*   Express Scripts Holding Co.........................  40,752  2,838,377
*   Five Star Quality Care, Inc........................  55,215    252,333
*   Gentiva Health Services, Inc.......................  33,864    612,938
*   Globus Medical, Inc. Class A.......................   8,044    179,381
*   Greatbatch, Inc....................................  25,442  1,259,633
#*  GTx, Inc...........................................   1,515      1,833
#*  Haemonetics Corp...................................  29,388  1,045,331
*   Hanger, Inc........................................  33,076  1,046,855
#*  Harvard Apparatus Regenerative Technology, Inc.....   8,831     64,820
*   Harvard Bioscience, Inc............................  35,325    163,201
*   Health Net, Inc....................................  77,846  3,206,477
    HealthSouth Corp...................................  20,397    781,817
*   HealthStream, Inc..................................  17,545    437,923
#*  Healthways, Inc....................................  41,838    723,379
#*  Hemispherx Biopharma, Inc..........................   3,300        924
*   Henry Schein, Inc..................................   8,644  1,004,865
#   Hill-Rom Holdings, Inc.............................  43,729  1,722,923
#*  HMS Holdings Corp..................................   5,453    100,390
*   Hologic, Inc....................................... 124,046  3,233,879
*   Hooper Holmes, Inc.................................   6,931      4,656
*   Hospira, Inc.......................................  11,600    643,452
    Humana, Inc........................................  32,479  3,821,154
*   ICU Medical, Inc...................................  13,600    792,200
#*  Idera Pharmaceuticals, Inc.........................  20,811     52,652
*   IDEXX Laboratories, Inc............................     400     49,792
*   Illumina, Inc......................................   9,020  1,442,388
#*  Impax Laboratories, Inc............................  67,957  1,589,514
*   Incyte Corp........................................   9,122    433,934
#*  Infinity Pharmaceuticals, Inc......................  22,264    202,380
#*  InfuSystems Holdings, Inc..........................   6,961     19,352
#*  Insys Therapeutics, Inc............................     619     16,732
#*  Integra LifeSciences Holdings Corp.................  20,066    951,530
*   Intuitive Surgical, Inc............................   1,500    686,325
    Invacare Corp......................................  39,730    594,758
#*  IPC The Hospitalist Co., Inc.......................   7,907    388,866
*   Iridex Corp........................................   1,950     15,034
#*  IsoRay, Inc........................................   6,500     15,925
*   Jazz Pharmaceuticals P.L.C.........................   4,993    697,672
    Johnson & Johnson..................................  90,092  9,017,308
    Kewaunee Scientific Corp...........................   2,037     36,707
    Kindred Healthcare, Inc............................  85,093  2,033,723
*   Laboratory Corp. of America Holdings...............   4,480    464,531

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#   Landauer, Inc......................................   2,932 $  126,516
*   Lannett Co., Inc...................................  29,173    980,505
    LeMaitre Vascular, Inc.............................  15,418    124,732
*   LHC Group, Inc.....................................  19,752    463,777
*   LifePoint Hospitals, Inc...........................  53,422  3,831,426
#*  Ligand Pharmaceuticals, Inc. Class B...............   5,504    270,632
#*  Luminex Corp.......................................  21,955    399,581
*   Magellan Health, Inc...............................  38,043  2,191,277
#*  Mallinckrodt P.L.C.................................   7,579    527,650
#*  Masimo Corp........................................  21,257    511,869
#*  Mast Therapeutics, Inc.............................  19,471     11,196
    McKesson Corp......................................   8,300  1,592,438
*   MedAssets, Inc.....................................  60,312  1,281,027
o*  MedCath Corp.......................................  19,024         --
*   Medical Action Industries, Inc.....................  17,432    240,562
#*  Medicines Co. (The)................................  39,914    932,790
*   MediciNova, Inc....................................  12,083     24,166
#*  Medidata Solutions, Inc............................   7,614    341,412
*   Medivation, Inc....................................     606     44,983
*   MEDNAX, Inc........................................  30,786  1,821,915
    Medtronic, Inc.....................................  35,647  2,200,846
    Merck & Co., Inc................................... 149,737  8,496,077
*   Merge Healthcare, Inc..............................  31,658     77,879
#   Meridian Bioscience, Inc...........................     992     19,552
*   Merit Medical Systems, Inc.........................  53,464    686,478
*   Misonix, Inc.......................................   3,363     22,431
*   Molina Healthcare, Inc.............................  46,900  1,915,865
#*  Momenta Pharmaceuticals, Inc.......................  28,579    304,081
#*  MWI Veterinary Supply, Inc.........................   5,280    745,853
*   Mylan, Inc.........................................  25,528  1,260,317
#*  Myriad Genetics, Inc...............................  24,779    894,522
#*  Nanosphere, Inc....................................  19,664     29,889
#   National Healthcare Corp...........................  14,415    792,248
*   National Research Corp. Class A....................  14,574    192,523
#*  National Research Corp. Class B....................   2,429     97,427
*   Natus Medical, Inc.................................  36,069  1,037,705
*   Neogen Corp........................................  12,034    525,404
*   NuVasive, Inc......................................  42,936  1,604,948
    Omnicare, Inc......................................  98,260  6,141,250
*   Omnicell, Inc......................................  38,503  1,054,982
*   OncoGenex Pharmaceutical, Inc......................     350      1,057
*   OraSure Technologies, Inc..........................  32,598    268,282
*   Orthofix International NV..........................  17,588    581,459
#*  Osiris Therapeutics, Inc...........................     348      5,150
#   Owens & Minor, Inc.................................  64,899  2,147,508
#*  Pacific Biosciences of California, Inc.............   6,720     30,710
#*  Pain Therapeutics, Inc.............................  36,350    153,033
#*  PAREXEL International Corp.........................  37,729  2,020,765
#   Patterson Cos., Inc................................  10,176    396,966
*   PDI, Inc...........................................  16,959     62,240
#   PDL BioPharma, Inc.................................  34,563    324,201
    PerkinElmer, Inc...................................  73,180  3,382,380
*   Pernix Therapeutics Holdings, Inc..................   4,944     37,129

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    Perrigo Co. P.L.C..................................   5,808 $   873,814
    Pfizer, Inc........................................ 459,005  13,173,443
*   PharMerica Corp....................................  38,372   1,035,660
#*  PhotoMedex, Inc....................................   9,512     102,634
#   Pozen, Inc.........................................  31,193     225,837
*   Prestige Brands Holdings, Inc......................  65,760   2,025,408
#*  Progenics Pharmaceuticals, Inc.....................  26,897     128,568
*   ProPhase Labs, Inc.................................   6,052       9,381
*   Providence Service Corp. (The).....................  17,783     704,385
#*  pSivida Corp.......................................  13,195      58,850
#   Quality Systems, Inc...............................  16,681     258,722
#   Quest Diagnostics, Inc.............................  11,000     672,100
#   Questcor Pharmaceuticals, Inc......................   7,700     692,769
*   Quidel Corp........................................  26,335     628,616
*   RadNet, Inc........................................  13,218      67,544
*   Regeneron Pharmaceuticals, Inc.....................   6,200   1,960,564
#*  Repligen Corp......................................  30,484     639,249
#*  Repros Therapeutics, Inc...........................     186       2,608
#   ResMed, Inc........................................   9,600     496,704
#*  Rigel Pharmaceuticals, Inc.........................  70,408     230,234
#*  RTI Surgical, Inc..................................  63,265     289,121
#*  Sagent Pharmaceuticals, Inc........................  15,381     391,908
*   Salix Pharmaceuticals, Ltd.........................   3,676     484,901
#*  Sangamo Biosciences, Inc...........................   8,008      95,135
*   Sciclone Pharmaceuticals, Inc......................  63,164     304,450
#*  Seattle Genetics, Inc..............................   7,900     278,080
    Select Medical Holdings Corp....................... 135,195   2,100,930
    Simulations Plus, Inc..............................   1,800      10,746
*   Sirona Dental Systems, Inc.........................  15,186   1,217,917
*   Skilled Healthcare Group, Inc. Class A.............  19,937     118,625
    Span-America Medical Systems, Inc..................   3,229      62,965
*   Special Diversified Opportunities, Inc.............  12,404      15,381
#*  Spectranetics Corp. (The)..........................  12,143     311,468
#*  Spectrum Pharmaceuticals, Inc......................  26,500     186,560
    St Jude Medical, Inc...............................  13,900     906,141
#*  Staar Surgical Co..................................  12,085     155,534
#*  StemCells, Inc.....................................   1,150       1,921
#*  Stereotaxis, Inc...................................   1,337       4,399
#   STERIS Corp........................................  28,908   1,470,839
    Stryker Corp.......................................   9,409     750,556
#*  Sucampo Pharmaceuticals, Inc. Class A..............  13,917      82,110
*   SunLink Health Systems, Inc........................   1,702       2,025
#*  SurModics, Inc.....................................  18,031     342,409
*   Symmetry Medical, Inc..............................  47,380     417,418
#*  Targacept, Inc.....................................  21,573      60,189
#*  Team Health Holdings, Inc..........................  13,423     759,071
    Techne Corp........................................   3,336     311,316
#   Teleflex, Inc......................................  40,088   4,319,081
#*  Tenet Healthcare Corp..............................  31,779   1,676,978
#*  Theravance Biopharma, Inc..........................   1,106      31,001
#*  Theravance, Inc....................................   3,874      84,066
    Thermo Fisher Scientific, Inc......................  56,727   6,892,330
*   Thoratec Corp......................................  19,834     644,605

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   Tornier NV.........................................  19,621 $    406,743
#   Transcept Pharmaceuticals, Inc.....................  14,106       31,597
*   Triple-S Management Corp. Class B..................  27,581      476,600
*   United Therapeutics Corp...........................   5,700      518,358
    UnitedHealth Group, Inc............................  60,801    4,927,921
    Universal American Corp............................  96,360      765,098
    Universal Health Services, Inc. Class B............  12,318    1,313,099
    US Physical Therapy, Inc...........................  13,164      459,950
#   Utah Medical Products, Inc.........................   3,789      197,066
#*  Varian Medical Systems, Inc........................   2,074      170,379
*   Vascular Solutions, Inc............................  15,185      374,614
*   VCA, Inc...........................................  91,528    3,413,079
*   Vical, Inc.........................................   6,156        8,064
*   WellCare Health Plans, Inc.........................  35,383    2,207,192
    WellPoint, Inc.....................................  49,131    5,395,075
    West Pharmaceutical Services, Inc..................  44,666    1,820,139
*   Wright Medical Group, Inc..........................  46,466    1,432,082
#*  XenoPort, Inc......................................   3,196       13,711
    Zimmer Holdings, Inc...............................  12,595    1,260,382
    Zoetis, Inc........................................ 134,752    4,434,688
                                                                ------------
Total Health Care......................................          270,927,232
                                                                ------------
Industrials -- (12.2%)
    AAON, Inc..........................................  33,999      667,060
#   AAR Corp...........................................  44,341    1,192,773
    ABM Industries, Inc................................  64,550    1,588,576
#   Acacia Research Corp...............................  23,571      402,121
#*  ACCO Brands Corp...................................  96,407      638,214
*   Accuride Corp......................................  28,333      141,665
    Aceto Corp.........................................  30,976      519,158
    Acme United Corp...................................   1,921       32,657
*   Active Power, Inc..................................     960        2,304
    Actuant Corp. Class A..............................  63,614    2,053,460
    Acuity Brands, Inc.................................   7,429      796,909
#*  Adept Technology, Inc..............................  10,771       98,016
#   ADT Corp. (The)....................................  16,852      586,450
#*  Advisory Board Co. (The)...........................  12,196      611,507
*   AECOM Technology Corp.............................. 112,733    3,827,285
#*  Aegion Corp........................................  51,707    1,184,607
#*  AeroCentury Corp...................................   1,149       18,143
*   Aerovironment, Inc.................................  27,276      858,921
    AGCO Corp.......................................... 105,153    5,122,003
    Air Industries Group...............................   1,000       10,190
    Air Lease Corp.....................................  35,375    1,218,669
*   Air Transport Services Group, Inc..................  80,333      616,154
    Aircastle, Ltd.....................................  58,977    1,058,637
    Alamo Group, Inc...................................  13,919      661,570
    Alaska Air Group, Inc..............................  96,614    4,248,118
    Albany International Corp. Class A.................  27,301      978,468
    Allegiant Travel Co................................  12,089    1,423,601
    Allegion P.L.C.....................................   7,433      382,279
    Alliant Techsystems, Inc...........................  14,804    1,923,484
o   Allied Defense Group, Inc..........................   6,064          485

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Allied Motion Technologies, Inc....................   7,832 $   95,394
    Altra Industrial Motion Corp.......................  30,432    954,043
    AMERCO.............................................  19,302  5,079,514
#*  Ameresco, Inc. Class A.............................  15,221    114,462
    American Airlines Group, Inc.......................  40,944  1,590,674
#   American Railcar Industries, Inc...................  23,316  1,595,281
    American Science & Engineering, Inc................   7,892    495,618
#*  American Superconductor Corp.......................  12,387     24,650
*   American Woodmark Corp.............................  14,123    415,216
    AMETEK, Inc........................................  14,445    703,327
*   AMREP Corp.........................................   6,528     37,340
    AO Smith Corp......................................  40,588  1,895,460
    Apogee Enterprises, Inc............................  30,486    989,271
    Applied Industrial Technologies, Inc...............  32,827  1,590,796
*   ARC Document Solutions, Inc........................  56,879    309,991
    ArcBest Corp.......................................  28,900    916,997
    Argan, Inc.........................................  18,753    635,727
#*  Armstrong World Industries, Inc....................  20,139    980,367
#*  Arotech Corp.......................................   3,519     11,648
    Astec Industries, Inc..............................  27,305  1,061,345
#*  Astronics Corp.....................................   8,740    506,920
*   Astronics Corp. Class B............................   1,748    100,895
*   Atlas Air Worldwide Holdings, Inc..................  33,177  1,135,317
*   Avalon Holdings Corp. Class A......................     700      2,870
*   Avis Budget Group, Inc............................. 124,765  7,010,545
#   AZZ, Inc...........................................  25,170  1,098,419
*   B/E Aerospace, Inc.................................  17,682  1,505,445
    Babcock & Wilcox Co. (The).........................   4,536    140,797
#   Baltic Trading, Ltd................................  11,628     59,187
    Barnes Group, Inc..................................  55,970  1,916,973
    Barrett Business Services, Inc.....................  10,851    619,375
#*  Beacon Roofing Supply, Inc.........................  54,616  1,509,586
*   Blount International, Inc..........................  84,922  1,109,081
#*  BlueLinx Holdings, Inc.............................  61,893     71,177
    Brady Corp. Class A................................  48,283  1,262,600
*   Breeze-Eastern Corp................................   7,923     83,271
#   Briggs & Stratton Corp.............................  63,423  1,162,544
    Brink's Co. (The)..................................  36,941    991,496
*   Broadwind Energy, Inc..............................      70        607
#*  Builders FirstSource, Inc..........................  52,668    312,848
*   CAI International, Inc.............................  23,007    439,204
    Carlisle Cos., Inc.................................  30,362  2,429,567
*   Casella Waste Systems, Inc. Class A................  26,530    125,222
#   Caterpillar, Inc...................................  20,219  2,037,064
#*  CBIZ, Inc..........................................  71,313    581,914
    CDI Corp...........................................  20,602    285,750
    Ceco Environmental Corp............................  16,485    223,866
    Celadon Group, Inc.................................  34,199    726,387
#*  Chart Industries, Inc..............................  23,323  1,773,714
    Chicago Bridge & Iron Co. NV.......................   4,295    254,779
    Chicago Rivet & Machine Co.........................     508     17,109
    Cintas Corp........................................  14,003    876,588
    CIRCOR International, Inc..........................  18,896  1,358,056

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Civeo Corp.........................................  31,650 $  803,910
#   CLARCOR, Inc.......................................   7,342    435,454
#*  Clean Harbors, Inc.................................  13,129    756,624
*   Colfax Corp........................................  16,318  1,027,544
    Columbus McKinnon Corp.............................  22,359    519,847
    Comfort Systems USA, Inc...........................  43,599    649,625
*   Command Security Corp..............................   5,329     10,178
*   Commercial Vehicle Group, Inc......................   9,319     85,362
    Compx International, Inc...........................   2,522     26,519
    Con-way, Inc.......................................  58,662  2,894,970
    Copa Holdings SA Class A...........................      68     10,327
*   Copart, Inc........................................  11,279    376,493
    Corporate Executive Board Co. (The)................  19,217  1,192,799
    Courier Corp.......................................  16,697    217,896
#   Covanta Holding Corp............................... 117,587  2,401,127
*   Covenant Transportation Group, Inc. Class A........  12,236    145,486
*   CPI Aerostructures, Inc............................   8,398     99,516
*   CRA International, Inc.............................  11,485    274,262
    Crane Co...........................................  10,086    692,000
    CSX Corp........................................... 254,141  7,603,899
    Cubic Corp.........................................  24,919  1,092,947
    Cummins, Inc.......................................   5,600    780,584
    Curtiss-Wright Corp................................  52,171  3,313,380
    Danaher Corp.......................................  23,600  1,743,568
    Deere & Co.........................................  12,588  1,071,365
    Delta Air Lines, Inc...............................  51,800  1,940,428
    Deluxe Corp........................................  27,837  1,531,313
#*  DigitalGlobe, Inc..................................  81,027  2,118,856
    Donaldson Co., Inc.................................   2,300     89,217
    Douglas Dynamics, Inc..............................  26,484    442,283
    Dover Corp.........................................  12,776  1,095,670
*   Ducommun, Inc......................................  11,679    322,924
    Dun & Bradstreet Corp. (The).......................   4,626    508,999
*   DXP Enterprises, Inc...............................  10,820    768,545
*   Dycom Industries, Inc..............................  38,369  1,078,936
    Dynamic Materials Corp.............................  14,706    301,179
#*  Eagle Bulk Shipping, Inc...........................  14,547     25,166
    Eastern Co. (The)..................................   5,585     90,254
    Eaton Corp. P.L.C..................................  29,601  2,010,500
#*  Echo Global Logistics, Inc.........................  27,381    602,656
    Ecology and Environment, Inc. Class A..............   2,769     28,687
    EMCOR Group, Inc...................................  62,324  2,550,921
#   Encore Wire Corp...................................  22,353    937,485
#*  Energy Recovery, Inc...............................  44,908    201,188
    EnerSys............................................  46,160  2,927,929
#*  Engility Holdings, Inc.............................  18,610    643,162
    Ennis, Inc.........................................  32,470    460,425
#*  EnPro Industries, Inc..............................  21,572  1,475,956
    EnviroStar, Inc....................................   1,100      2,739
    Equifax, Inc.......................................  11,845    901,286
    ESCO Technologies, Inc.............................  34,298  1,150,698
    Espey Manufacturing & Electronics Corp.............   3,027     74,389
*   Esterline Technologies Corp........................  33,462  3,632,300

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Exelis, Inc........................................ 102,197 $ 1,720,997
    Expeditors International of Washington, Inc........  10,482     452,613
    Exponent, Inc......................................  10,060     715,065
    Federal Signal Corp................................  64,194     928,245
    FedEx Corp.........................................  21,397   3,142,791
    Flowserve Corp.....................................  10,200     755,208
    Fluor Corp.........................................   8,135     592,797
    Fortune Brands Home & Security, Inc................  32,275   1,219,672
    Forward Air Corp...................................  21,199     949,079
*   Franklin Covey Co..................................  20,197     380,915
    Franklin Electric Co., Inc.........................  37,287   1,366,569
    FreightCar America, Inc............................  19,792     427,111
*   FTI Consulting, Inc................................  53,138   1,963,980
#*  Fuel Tech, Inc.....................................  26,879     135,201
*   Furmanite Corp.....................................  44,676     408,785
    G&K Services, Inc. Class A.........................  22,919   1,102,175
    GATX Corp..........................................  50,833   3,151,646
*   Gencor Industries, Inc.............................   4,926      53,102
#*  GenCorp, Inc.......................................  18,966     336,647
#*  Generac Holdings, Inc..............................   6,138     266,389
    General Cable Corp.................................  64,125   1,425,499
    General Dynamics Corp..............................  22,257   2,598,950
    General Electric Co................................ 665,139  16,728,246
*   Genesee & Wyoming, Inc. Class A....................  23,436   2,337,272
*   Gibraltar Industries, Inc..........................  33,716     495,288
    Global Brass & Copper Holdings, Inc................   1,357      20,599
#   Global Power Equipment Group, Inc..................  15,716     258,843
#*  Goldfield Corp. (The)..............................   9,421      14,791
#   Gorman-Rupp Co. (The)..............................  19,231     557,314
*   GP Strategies Corp.................................  18,640     507,194
    Graco, Inc.........................................   4,338     321,663
#*  GrafTech International, Ltd........................ 139,133   1,168,717
#   Graham Corp........................................  10,133     305,611
    Granite Construction, Inc..........................  43,963   1,430,996
*   Great Lakes Dredge & Dock Corp.....................  67,714     488,895
#   Greenbrier Cos., Inc. (The)........................  32,885   2,119,438
    Griffon Corp.......................................  69,548     749,032
*   H&E Equipment Services, Inc........................  37,311   1,349,912
    Hardinge, Inc......................................  13,131     156,653
    Harsco Corp........................................  76,570   1,934,924
#*  Hawaiian Holdings, Inc.............................  57,468     800,529
#   Healthcare Services Group, Inc.....................  15,811     413,300
#   Heartland Express, Inc.............................  50,751   1,139,360
#   HEICO Corp.........................................  11,777     578,957
    HEICO Corp. Class A................................  24,090     971,068
    Heidrick & Struggles International, Inc............  20,740     387,216
#*  Heritage-Crystal Clean, Inc........................   1,954      33,140
    Herman Miller, Inc.................................  24,529     717,228
*   Hertz Global Holdings, Inc.........................  70,637   1,993,376
*   Hexcel Corp........................................  22,061     821,772
*   Hill International, Inc............................  43,217     207,874
    Hillenbrand, Inc...................................  48,806   1,466,620
    HNI Corp...........................................  26,562     938,701

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Honeywell International, Inc.......................   1,900 $  174,477
    Houston Wire & Cable Co............................  21,411    257,146
*   Hub Group, Inc. Class A............................  31,352  1,447,835
    Hubbell, Inc. Class A..............................   1,952    239,276
    Hubbell, Inc. Class B..............................   6,877    804,196
*   Hudson Global, Inc.................................  34,265    131,920
    Huntington Ingalls Industries, Inc.................  14,948  1,359,072
    Hurco Cos., Inc....................................   6,280    201,651
*   Huron Consulting Group, Inc........................  19,115  1,155,311
    Hyster-Yale Materials Handling, Inc................  13,948  1,117,235
*   ICF International, Inc.............................  26,059    900,860
    IDEX Corp..........................................  20,283  1,537,857
*   IHS, Inc. Class A..................................   4,370    574,087
    Illinois Tool Works, Inc...........................  13,917  1,146,343
    Ingersoll-Rand P.L.C...............................  22,300  1,311,017
#*  InnerWorkings, Inc.................................  36,891    300,662
*   Innovative Solutions & Support, Inc................  16,826    100,115
#   Insperity, Inc.....................................  22,433    715,837
    Insteel Industries, Inc............................  19,007    348,778
*   Integrated Electrical Services, Inc................  15,111     96,257
    Interface, Inc.....................................  29,517    467,844
#   International Shipholding Corp.....................   1,100     23,320
#   Intersections, Inc.................................  18,573     68,534
    Iron Mountain, Inc.................................  22,012    737,622
    ITT Corp...........................................  29,937  1,376,204
*   Jacobs Engineering Group, Inc......................  12,712    645,897
    JB Hunt Transport Services, Inc....................   6,000    463,560
#*  JetBlue Airways Corp............................... 331,433  3,552,962
    John Bean Technologies Corp........................  18,243    475,230
#   Joy Global, Inc....................................  31,973  1,894,720
    Kadant, Inc........................................   1,953     74,487
    Kaman Corp.........................................  31,768  1,271,038
#   Kansas City Southern...............................  13,629  1,486,379
    KAR Auction Services, Inc..........................  58,679  1,719,882
    KBR, Inc...........................................  45,455    939,100
    Kelly Services, Inc. Class A.......................  41,979    669,145
#   Kelly Services, Inc. Class B.......................     700     11,785
    Kennametal, Inc....................................  22,939    969,861
*   Key Technology, Inc................................   5,258     68,564
    Kforce, Inc........................................  37,672    749,296
    Kimball International, Inc. Class B................  35,471    559,378
*   Kirby Corp.........................................  23,203  2,702,221
#   Knight Transportation, Inc.........................  95,381  2,285,329
#   Knightsbridge Tankers, Ltd.........................  52,184    594,898
    Knoll, Inc.........................................  33,126    556,848
*   Korn/Ferry International...........................  54,689  1,608,950
*   Kratos Defense & Security Solutions, Inc...........  88,404    645,349
    L-3 Communications Holdings, Inc...................  51,364  5,391,165
#   Landstar System, Inc...............................  16,265  1,075,604
*   Lawson Products, Inc...............................   8,745    165,281
#*  Layne Christensen Co...............................  24,719    268,201
    LB Foster Co. Class A..............................  11,680    544,872
    Lennox International, Inc..........................   6,221    530,776

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Lincoln Electric Holdings, Inc.....................  19,400 $1,288,936
#   Lindsay Corp.......................................   6,903    558,798
#*  LMI Aerospace, Inc.................................  13,707    179,425
    LS Starrett Co. (The) Class A......................   6,944    103,743
#   LSI Industries, Inc................................  32,842    234,492
#*  Luna Innovations, Inc..............................   3,800      5,358
*   Lydall, Inc........................................  17,009    429,137
*   Magnetek, Inc......................................   1,197     30,200
#*  Manitex International, Inc.........................   3,300     45,606
#   Manitowoc Co., Inc. (The)..........................  58,740  1,560,134
    Manpowergroup, Inc.................................  24,250  1,888,833
    Marten Transport, Ltd..............................  38,690    783,086
    Masco Corp.........................................  60,333  1,254,926
#*  MasTec, Inc........................................  76,702  2,085,527
    Mastech Holdings, Inc..............................     991     11,813
    Matson, Inc........................................  51,235  1,380,783
    McGrath RentCorp...................................  25,820    892,081
*   Meritor, Inc.......................................  44,367    557,693
#*  Metalico, Inc......................................  43,586     64,943
*   Mfri, Inc..........................................   5,730     63,087
*   Middleby Corp. (The)...............................  18,888  1,376,180
    Miller Industries, Inc.............................  14,134    271,231
*   Mistras Group, Inc.................................  17,791    375,746
    Mobile Mini, Inc...................................  51,626  1,949,398
*   Moog, Inc. Class A.................................  39,159  2,585,277
*   Moog, Inc. Class B.................................   2,977    200,099
*   MRC Global, Inc....................................  23,127    620,497
    MSA Safety, Inc....................................  25,323  1,311,225
#   MSC Industrial Direct Co., Inc. Class A............   2,891    246,573
    Mueller Industries, Inc............................  71,272  1,983,500
    Mueller Water Products, Inc. Class A............... 171,486  1,329,017
    Multi-Color Corp...................................  17,951    706,731
*   MYR Group, Inc.....................................  26,746    663,568
#   National Presto Industries, Inc....................   7,418    475,494
*   Navigant Consulting, Inc...........................  58,998    962,847
#*  NCI Building Systems, Inc..........................   1,411     23,648
    Nielsen NV.........................................  22,800  1,051,308
#   NL Industries, Inc.................................  44,564    387,707
    NN, Inc............................................  18,861    546,969
    Nordson Corp.......................................   8,370    629,173
    Norfolk Southern Corp..............................  60,802  6,181,131
*   Nortek, Inc........................................     304     24,250
    Northrop Grumman Corp..............................  17,610  2,170,785
*   Northwest Pipe Co..................................  12,648    453,431
#*  NOW, Inc...........................................  18,156    584,442
#*  Ocean Power Technologies, Inc......................   8,120     11,206
*   Old Dominion Freight Line, Inc.....................  44,451  2,821,749
#   Omega Flex, Inc....................................   4,638     78,568
*   On Assignment, Inc.................................  40,261  1,087,450
*   Orbital Sciences Corp..............................  65,692  1,686,314
#*  Orion Energy Systems, Inc..........................  22,165     93,315
*   Orion Marine Group, Inc............................  21,687    234,436
    Oshkosh Corp.......................................  76,569  3,539,019

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Owens Corning...................................... 115,475 $3,931,924
    PACCAR, Inc........................................   6,817    424,495
    Pall Corp..........................................   7,100    550,037
*   PAM Transportation Services, Inc...................   9,721    337,902
    Park-Ohio Holdings Corp............................  14,935    886,542
    Parker Hannifin Corp...............................  10,214  1,174,099
*   Patrick Industries, Inc............................   9,663    402,464
#*  Patriot Transportation Holding, Inc................   7,423    246,889
*   Pendrell Corp......................................  45,689     67,163
    Pentair P.L.C......................................  38,232  2,449,524
*   Performant Financial Corp..........................   3,919     37,583
*   PGT, Inc...........................................  41,352    382,920
*   Pike Corp..........................................  40,043    322,747
    Pitney Bowes, Inc..................................   4,400    119,064
#*  PMFG, Inc..........................................   8,778     45,382
#*  Polypore International, Inc........................  11,353    489,314
    Powell Industries, Inc.............................  13,187    770,253
#*  PowerSecure International, Inc.....................  22,223    218,452
    Precision Castparts Corp...........................   2,800    640,640
    Preformed Line Products Co.........................   5,844    316,686
    Primoris Services Corp.............................  28,928    690,801
#*  Proto Labs, Inc....................................   1,387    112,347
#   Providence and Worcester Railroad Co...............   2,562     44,809
    Quad/Graphics, Inc.................................  12,464    263,240
*   Quality Distribution, Inc..........................  12,361    165,019
    Quanex Building Products Corp......................  47,639    814,151
*   Quanta Services, Inc...............................  99,324  3,326,361
*   Radiant Logistics, Inc.............................   1,487      4,625
#   Raven Industries, Inc..............................  23,262    648,312
    Raytheon Co........................................  11,993  1,088,605
    RBC Bearings, Inc..................................  13,626    755,970
*   RCM Technologies, Inc..............................  10,468     70,240
#*  Real Goods Solar, Inc. Class A.....................   3,465      7,727
    Regal-Beloit Corp..................................  34,752  2,442,718
*   Republic Airways Holdings, Inc.....................  54,181    538,559
    Republic Services, Inc............................. 168,580  6,394,239
    Resources Connection, Inc..........................  50,081    756,223
*   Rexnord Corp.......................................   4,961    133,501
#*  Roadrunner Transportation Systems, Inc.............  34,018    855,213
    Robert Half International, Inc.....................   1,000     48,650
    Rockwell Automation, Inc...........................   9,200  1,027,272
    Rollins, Inc.......................................  11,475    324,857
    Roper Industries, Inc..............................   9,010  1,298,071
*   RPX Corp...........................................  51,568    804,461
#   RR Donnelley & Sons Co.............................  84,111  1,460,167
#*  Rush Enterprises, Inc. Class A.....................  33,563  1,182,425
*   Rush Enterprises, Inc. Class B.....................   4,506    139,235
    Ryder System, Inc..................................  81,091  6,984,368
*   Saia, Inc..........................................  31,322  1,429,849
*   Sensata Technologies Holding NV....................   5,165    238,830
    Servotronics, Inc..................................   1,499     10,088
    SIFCO Industries, Inc..............................   4,888    136,815
    Simpson Manufacturing Co., Inc.....................  48,444  1,473,182

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    SkyWest, Inc.......................................  65,489 $   700,077
*   SL Industries, Inc.................................   9,000     325,620
    SmartPros, Ltd.....................................   1,700       3,825
    Snap-on, Inc.......................................  22,655   2,723,131
    Southwest Airlines Co.............................. 457,205  12,929,757
#*  SP Plus Corp.......................................  10,006     196,118
*   Sparton Corp.......................................  10,134     280,104
*   Spirit Aerosystems Holdings, Inc. Class A..........  41,712   1,358,560
*   Spirit Airlines, Inc...............................   1,658     108,466
    SPX Corp...........................................  17,868   1,771,255
#*  Standard Register Co. (The)........................   5,242      28,569
    Standex International Corp.........................  14,134     932,137
    Stanley Black & Decker, Inc........................  47,494   4,153,350
    Steelcase, Inc. Class A............................  80,238   1,211,594
*   Stericycle, Inc....................................   2,600     305,890
#*  Sterling Construction Co., Inc.....................  16,504     146,390
#   Sun Hydraulics Corp................................  12,252     446,953
*   Supreme Industries, Inc. Class A...................   9,289      63,351
*   Swift Transportation Co............................  18,434     376,975
#   TAL International Group, Inc.......................  42,904   1,896,357
#*  Taser International, Inc...........................  53,936     650,468
*   Team, Inc..........................................  17,397     689,095
*   Tecumseh Products Co...............................  16,120      78,504
*   Teledyne Technologies, Inc.........................  20,382   1,858,838
    Tennant Co.........................................   9,285     677,341
#   Terex Corp......................................... 100,493   3,468,013
    Tetra Tech, Inc....................................  78,049   1,895,030
#   Textainer Group Holdings, Ltd......................  51,126   1,869,678
    Textron, Inc.......................................  27,184     988,682
*   Thermon Group Holdings, Inc........................   2,371      57,805
    Timken Co. (The)...................................  16,002     708,889
#   Titan International, Inc...........................  67,296   1,004,056
#*  Titan Machinery, Inc...............................  23,132     339,115
    Toro Co. (The).....................................   7,800     462,774
    Towers Watson & Co. Class A........................   5,900     601,918
    TransDigm Group, Inc...............................   4,939     829,357
*   TRC Cos., Inc......................................  18,568      93,397
#*  Trex Co., Inc......................................  11,684     328,905
*   Trimas Corp........................................  27,964     885,900
    Trinity Industries, Inc............................ 155,000   6,764,200
#   Triumph Group, Inc.................................  43,824   2,776,250
*   TrueBlue, Inc......................................  43,153   1,164,699
*   Tutor Perini Corp..................................  69,438   1,890,797
#   Twin Disc, Inc.....................................  16,100     464,324
    Tyco International, Ltd............................  33,704   1,454,328
*   Ultralife Corp.....................................  16,511      59,605
    UniFirst Corp......................................  15,007   1,458,830
    Union Pacific Corp.................................  76,102   7,481,588
*   United Continental Holdings, Inc...................  31,535   1,462,909
*   United Rentals, Inc................................  42,810   4,533,579
#   United Stationers, Inc.............................  41,796   1,612,490
    United Technologies Corp...........................  29,904   3,144,406
#*  UniTek Global Services, Inc........................   2,748       1,305

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Universal Forest Products, Inc.....................  23,626 $  1,034,346
*   Universal Security Instruments, Inc................   1,213        4,440
    Universal Truckload Services, Inc..................  16,084      390,680
    URS Corp...........................................  78,824    4,514,250
    US Ecology, Inc....................................  16,963      767,745
#*  USA Truck, Inc.....................................  13,082      242,017
#*  USG Corp...........................................  53,224    1,407,775
#   UTi Worldwide, Inc................................. 108,331    1,024,811
#   Valmont Industries, Inc............................   6,280      914,556
#*  Veritiv Corp.......................................   1,286       51,337
*   Versar, Inc........................................   7,645       24,311
    Viad Corp..........................................  29,508      626,160
*   Vicor Corp.........................................  23,646      186,330
*   Virco Manufacturing Corp...........................  21,636       56,254
#*  Volt Information Sciences, Inc.....................  24,400      197,762
#   VSE Corp...........................................   5,353      318,878
#*  Wabash National Corp...............................  68,125      927,181
*   WABCO Holdings, Inc................................   8,200      799,336
    Wabtec Corp........................................  11,888      959,124
    Waste Connections, Inc.............................  44,037    2,084,712
    Waste Management, Inc..............................  23,011    1,032,964
    Watsco, Inc........................................   5,991      536,614
    Watsco, Inc. Class B...............................   1,205      108,896
    Watts Water Technologies, Inc. Class A.............  30,800    1,800,568
#   Werner Enterprises, Inc............................  91,427    2,247,276
*   Wesco Aircraft Holdings, Inc.......................  51,999      985,381
#*  WESCO International, Inc...........................  26,617    2,089,168
#   West Corp..........................................     687       17,704
*   Willdan Group, Inc.................................   5,554       42,877
*   Willis Lease Finance Corp..........................   8,183      186,409
#   Woodward, Inc......................................   8,559      427,608
#   WW Grainger, Inc...................................   3,802      894,040
#*  XPO Logistics, Inc.................................  21,438      662,220
    Xylem, Inc.........................................  16,981      599,260
#*  YRC Worldwide, Inc.................................   1,704       44,611
                                                                ------------
Total Industrials......................................          463,740,800
                                                                ------------
Information Technology -- (12.2%)
#*  3D Systems Corp....................................  18,813      943,096
*   ACI Worldwide, Inc.................................  47,862      896,934
#*  Acorn Energy, Inc..................................  16,783       36,083
    Activision Blizzard, Inc........................... 298,945    6,690,389
*   Actuate Corp.......................................  49,474      208,780
*   Acxiom Corp........................................  75,579    1,384,607
#*  ADDvantage Technologies Group, Inc.................   7,160       17,542
#   ADTRAN, Inc........................................  26,259      584,000
*   Advanced Energy Industries, Inc....................  42,574      716,095
#*  Advanced Micro Devices, Inc........................  34,281      134,039
*   Advanced Photonix, Inc. Class A....................   3,200        1,504
#   Advent Software, Inc...............................  15,636      507,545
*   Aehr Test Systems..................................   2,692        7,376
*   Aeroflex Holding Corp..............................   3,675       38,808
*   Aetrium, Inc.......................................     650        3,315

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Agilysys, Inc......................................  23,700 $   311,655
*   Akamai Technologies, Inc...........................   8,346     492,581
*   Alliance Data Systems Corp.........................   2,000     524,580
#*  Alpha & Omega Semiconductor, Ltd...................   5,202      47,598
    Altera Corp........................................  14,759     482,914
    Amdocs, Ltd........................................  14,311     648,861
    American Software, Inc. Class A....................  24,803     230,916
*   Amkor Technology, Inc.............................. 182,306   1,613,408
    Amphenol Corp. Class A.............................   8,719     838,506
*   Amtech Systems, Inc................................   8,142      79,629
#*  ANADIGICS, Inc.....................................  86,065      68,852
    Analog Devices, Inc................................  16,533     820,533
    Anixter International, Inc.........................  15,883   1,365,462
*   ANSYS, Inc.........................................   6,005     462,025
*   AOL, Inc...........................................  91,685   3,534,457
    Apple, Inc......................................... 308,343  29,468,341
    Applied Materials, Inc.............................  70,077   1,468,814
#*  Applied Micro Circuits Corp........................  15,160     126,586
*   ARRIS Group, Inc................................... 131,862   4,505,725
*   Arrow Electronics, Inc............................. 112,721   6,532,182
#*  Ascent Solar Technologies, Inc.....................  31,175      10,908
*   Aspen Technology, Inc..............................   7,189     312,290
    Astro-Med, Inc.....................................   7,311      98,041
*   Atmel Corp.........................................  54,133     443,891
*   Autobytel, Inc.....................................   2,224      24,375
*   Autodesk, Inc......................................  10,099     538,782
    Avago Technologies, Ltd............................  14,754   1,023,633
#*  AVG Technologies NV................................  13,281     225,777
#*  Aviat Networks, Inc................................  63,193      82,151
#*  Avid Technology, Inc...............................  43,600     324,820
    Avnet, Inc......................................... 101,470   4,295,225
    AVX Corp........................................... 128,959   1,753,842
    Aware, Inc.........................................  18,447      79,138
*   Axcelis Technologies, Inc.......................... 101,937     178,390
*   AXT, Inc...........................................  32,748      70,408
#   Badger Meter, Inc..................................  11,721     584,878
#*  Bankrate, Inc......................................  70,642   1,191,024
    Bel Fuse, Inc. Class A.............................   3,300      76,131
    Bel Fuse, Inc. Class B.............................  10,625     251,175
    Belden, Inc........................................  21,322   1,447,764
*   Benchmark Electronics, Inc.........................  77,718   1,876,890
    Black Box Corp.....................................  25,515     528,160
#   Blackbaud, Inc.....................................  15,029     551,715
*   Blackhawk Network Holdings, Inc. Class B...........  13,763     383,850
*   Blucora, Inc.......................................  44,670     762,517
#   Booz Allen Hamilton Holding Corp...................   3,162      70,323
*   Bottomline Technologies de, Inc....................  22,107     625,849
    Broadcom Corp. Class A.............................   3,000     114,780
    Broadridge Financial Solutions, Inc................   8,165     329,621
*   BroadVision, Inc...................................   4,752      44,194
    Brocade Communications Systems, Inc................ 447,964   4,125,748
    Brooks Automation, Inc.............................  93,246     949,244
*   Bsquare Corp.......................................   8,148      24,851

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   BTU International, Inc.............................   6,833 $   22,822
    CA, Inc............................................  29,228    844,105
#*  Cabot Microelectronics Corp........................  21,805    876,343
#*  CACI International, Inc. Class A...................  29,488  2,034,377
#*  Cadence Design Systems, Inc........................  24,600    414,018
#*  CalAmp Corp........................................  10,864    184,797
*   Calix, Inc.........................................  57,181    531,211
#*  Cardtronics, Inc...................................  16,311    628,952
*   Cartesian, Inc.....................................   1,166      5,154
*   Cascade Microtech, Inc.............................  12,931    143,017
#   Cass Information Systems, Inc......................  10,842    489,299
#*  Ceva, Inc..........................................  24,182    344,110
*   Checkpoint Systems, Inc............................  47,745    584,399
*   ChyronHego Corp....................................   2,300      4,692
*   CIBER, Inc.........................................  99,495    347,238
#*  Ciena Corp.........................................  32,391    632,596
#*  Cirrus Logic, Inc..................................  29,322    657,692
    Cisco Systems, Inc................................. 254,295  6,415,863
*   Citrix Systems, Inc................................   8,516    576,789
#*  Clearfield, Inc....................................   8,316    107,027
#*  Cognex Corp........................................  37,267  1,527,202
*   Coherent, Inc......................................  22,667  1,335,313
    Cohu, Inc..........................................  28,381    316,448
    Communications Systems, Inc........................  13,122    144,867
*   CommVault Systems, Inc.............................   5,207    250,040
    Computer Sciences Corp.............................  24,516  1,529,553
#   Computer Task Group, Inc...........................  16,515    236,495
    Compuware Corp..................................... 133,901  1,218,499
*   comScore, Inc......................................   7,079    256,189
    Comtech Telecommunications Corp....................  24,798    838,172
*   Comverse, Inc......................................     989     25,398
#*  Concur Technologies, Inc...........................   4,757    442,211
    Concurrent Computer Corp...........................   7,430     55,353
*   Constant Contact, Inc..............................  11,895    370,291
#   Convergys Corp..................................... 126,940  2,461,367
#*  Conversant, Inc....................................  79,503  1,857,985
*   CoreLogic, Inc..................................... 102,327  2,783,294
    Corning, Inc....................................... 237,366  4,664,242
*   CoStar Group, Inc..................................   8,795  1,264,105
#*  Cray, Inc..........................................  39,804  1,055,602
#*  Cree, Inc..........................................  36,353  1,716,952
#*  Crexendo, Inc......................................   6,718     21,229
#   CSG Systems International, Inc.....................  38,268    996,499
    CSP, Inc...........................................   2,269     17,199
    CTS Corp...........................................  37,499    652,108
*   CyberOptics Corp...................................   7,973     65,698
    Daktronics, Inc....................................  41,222    457,564
*   Datalink Corp......................................  17,293    195,411
#*  Dataram Corp.......................................   1,316      3,987
#*  Dealertrack Technologies, Inc......................  38,086  1,430,891
#*  Demand Media, Inc..................................  24,294    131,916
*   Dice Holdings, Inc.................................  71,213    652,311
#   Diebold, Inc.......................................  47,533  1,791,043

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Digi International, Inc............................  27,924 $  230,652
#   Digimarc Corp......................................   5,363    136,006
*   Digital River, Inc.................................  46,992    671,516
*   Diodes, Inc........................................  42,436  1,082,118
*   Dot Hill Systems Corp..............................  51,635    202,926
*   DSP Group, Inc.....................................  22,785    202,103
    DST Systems, Inc...................................  11,104  1,000,137
*   DTS, Inc...........................................  17,423    315,182
    EarthLink Holdings Corp............................ 116,896    460,570
*   eBay, Inc..........................................  38,237  2,018,914
#   Ebix, Inc..........................................  29,521    370,784
#*  Echelon Corp.......................................  18,748     42,370
*   EchoStar Corp. Class A.............................  39,899  2,022,879
*   Edgewater Technology, Inc..........................   8,479     51,807
#*  Elecsys Corp.......................................   1,496     19,568
    Electro Rent Corp..................................  26,078    397,689
    Electro Scientific Industries, Inc.................  33,107    197,980
*   Electronic Arts, Inc...............................  19,023    639,173
#*  Electronics for Imaging, Inc.......................  45,192  1,991,611
#*  Ellie Mae, Inc.....................................   2,429     69,761
#*  eMagin Corp........................................  11,664     27,294
    EMC Corp...........................................  65,000  1,904,500
#*  Emcore Corp........................................  26,656    108,223
#*  Emulex Corp........................................ 108,735    639,362
#*  EnerNOC, Inc.......................................  38,787    695,063
*   Entegris, Inc...................................... 161,194  1,852,119
*   Entropic Communications, Inc.......................  96,873    270,276
*   Envestnet, Inc.....................................   3,782    164,933
*   EPAM Systems, Inc..................................  12,794    494,616
    EPIQ Systems, Inc..................................  40,402    582,597
*   ePlus, Inc.........................................   8,798    481,163
#*  Equinix, Inc.......................................   3,982    854,219
#*  Euronet Worldwide, Inc.............................  48,710  2,437,448
*   Exar Corp..........................................  52,119    501,906
*   ExlService Holdings, Inc...........................  22,179    622,121
*   Extreme Networks, Inc.............................. 102,706    482,718
*   F5 Networks, Inc...................................   3,400    382,806
*   Fabrinet...........................................  34,871    648,601
    FactSet Research Systems, Inc......................   1,700    204,221
    Fair Isaac Corp....................................  37,239  2,128,209
*   Fairchild Semiconductor International, Inc......... 208,128  3,167,708
*   FalconStor Software, Inc...........................  29,232     44,140
*   FARO Technologies, Inc.............................  15,152    767,146
    FEI Co.............................................  25,720  1,970,152
    Fidelity National Information Services, Inc........  82,128  4,632,019
#*  Finisar Corp.......................................  71,998  1,420,521
#*  First Solar, Inc...................................  96,345  6,080,333
*   Fiserv, Inc........................................  24,452  1,507,955
    FLIR Systems, Inc..................................  15,627    520,067
*   FormFactor, Inc....................................  69,647    470,117
    Forrester Research, Inc............................  16,811    650,249
#*  Freescale Semiconductor, Ltd.......................   8,279    165,746
*   Frequency Electronics, Inc.........................   8,185     93,636

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Gartner, Inc.......................................   8,459 $   578,765
*   Genpact, Ltd.......................................   6,410     112,816
*   GigOptix, Inc......................................   3,278       4,425
*   Global Cash Access Holdings, Inc...................  77,047     644,883
    Global Payments, Inc...............................   6,639     459,884
#   Globalscape, Inc...................................   2,198       5,803
*   GSE Systems, Inc...................................  26,843      44,291
*   GSI Group, Inc.....................................  37,600     433,528
*   GSI Technology, Inc................................  27,206     174,118
#*  GT Advanced Technologies, Inc......................  24,000     332,160
*   GTT Communications, Inc............................  10,200     103,632
#*  Guidance Software, Inc.............................   9,803      75,875
#*  Guidewire Software, Inc............................     500      20,250
    Hackett Group, Inc. (The)..........................  41,738     250,428
*   Harmonic, Inc...................................... 139,273     835,638
    Harris Corp........................................   9,532     650,750
#   Heartland Payment Systems, Inc.....................   8,735     414,912
    Hewlett-Packard Co................................. 265,841   9,466,598
*   Hutchinson Technology, Inc.........................  29,439      65,355
    IAC/InterActiveCorp................................ 104,916   7,050,355
*   ID Systems, Inc....................................  11,992      68,594
*   Identiv, Inc.......................................   4,291      47,201
*   IEC Electronics Corp...............................   7,468      32,187
*   iGATE Corp.........................................  29,212   1,042,284
*   II-VI, Inc.........................................  47,224     647,913
*   Ikanos Communications, Inc.........................   8,330       3,665
#*  Imation Corp.......................................  39,287     126,504
#*  Immersion Corp.....................................  21,510     293,611
#*  Infinera Corp......................................  82,316     757,307
*   Informatica Corp...................................   6,484     205,672
*   Ingram Micro, Inc. Class A......................... 161,659   4,639,613
*   Innodata, Inc......................................  21,458      65,232
*   Inphi Corp.........................................  23,122     352,842
*   Insight Enterprises, Inc...........................  64,391   1,691,552
*   Integrated Device Technology, Inc.................. 187,332   2,690,088
    Integrated Silicon Solution, Inc...................  38,347     560,633
#   Intel Corp......................................... 534,019  18,097,904
*   Intellicheck Mobilisa, Inc.........................   2,300       1,541
#*  Interactive Intelligence Group, Inc................   7,937     360,102
#   InterDigital, Inc..................................  16,949     747,281
#*  Internap Network Services Corp.....................  58,208     419,680
*   International Rectifier Corp....................... 106,989   2,657,607
*   Interphase Corp....................................   4,200      15,582
    Intersil Corp. Class A............................. 147,971   1,898,468
*   inTEST Corp........................................   2,202       9,931
*   Intevac, Inc.......................................  26,956     170,901
*   IntraLinks Holdings, Inc...........................  26,655     213,773
*   IntriCon Corp......................................   6,777      45,609
    Intuit, Inc........................................   5,892     482,967
#*  Inuvo, Inc.........................................   3,127       2,977
#*  IPG Photonics Corp.................................   9,261     623,728
*   Iteris, Inc........................................  13,000      21,450
#*  Itron, Inc.........................................  37,293   1,341,802

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Ixia...............................................  55,569 $   594,588
    IXYS Corp..........................................  38,221     436,484
#   j2 Global, Inc.....................................  27,712   1,355,671
    Jabil Circuit, Inc.................................  58,280   1,163,269
    Jack Henry & Associates, Inc.......................  10,749     627,204
*   JDS Uniphase Corp.................................. 139,851   1,660,031
*   Juniper Networks, Inc.............................. 218,330   5,139,488
#*  Kemet Corp.........................................  49,217     242,640
*   Key Tronic Corp....................................  11,045     117,077
    KLA-Tencor Corp....................................  11,000     786,390
#*  Knowles Corp.......................................  12,868     374,201
#*  Kofax, Ltd.........................................   8,658      62,164
#*  Kopin Corp.........................................  75,094     257,572
*   Kulicke & Soffa Industries, Inc.................... 109,551   1,492,085
*   KVH Industries, Inc................................  18,537     241,166
    Lam Research Corp..................................  27,049   1,893,430
*   Lattice Semiconductor Corp......................... 128,936     881,922
    Leidos Holdings, Inc...............................  33,039   1,220,461
    Lexmark International, Inc. Class A................  66,659   3,201,632
*   LGL Group, Inc. (The)..............................   1,300       6,247
#*  Limelight Networks, Inc............................ 118,373     304,219
    Linear Technology Corp.............................   3,740     165,065
*   Lionbridge Technologies, Inc.......................  35,065     200,922
#*  Liquidity Services, Inc............................   1,243      16,768
    Littelfuse, Inc....................................  15,844   1,377,160
#*  LoJack Corp........................................  26,126     132,198
*   M/A-COM Technology Solutions Holdings, Inc.........   3,701      73,650
*   Magnachip Semiconductor Corp.......................  41,376     579,678
*   Manhattan Associates, Inc..........................  42,340   1,243,102
#   ManTech International Corp. Class A................  30,970     836,190
#   Marchex, Inc. Class B..............................  28,607     314,677
    Marvell Technology Group, Ltd...................... 258,459   3,447,843
#*  Mattersight Corp...................................   2,773      13,255
#*  Mattson Technology, Inc............................  31,717      65,020
    Maxim Integrated Products, Inc.....................  16,551     485,110
    MAXIMUS, Inc.......................................  36,307   1,501,658
#*  MaxLinear, Inc. Class A............................   7,390      70,057
*   Maxwell Technologies, Inc..........................  31,255     340,054
*   Measurement Specialties, Inc.......................  15,274   1,313,411
    Mentor Graphics Corp............................... 128,718   2,542,180
*   Mercury Systems, Inc...............................  44,905     496,200
#   Mesa Laboratories, Inc.............................   2,992     228,798
    Methode Electronics, Inc...........................  42,014   1,343,608
    Micrel, Inc........................................  58,395     610,812
#   Microchip Technology, Inc..........................  12,600     567,252
*   Micron Technology, Inc............................. 569,578  17,400,608
*   MICROS Systems, Inc................................  12,220     826,439
*   Microsemi Corp.....................................  91,858   2,202,755
    MKS Instruments, Inc...............................  75,273   2,392,176
    MOCON, Inc.........................................   7,200     111,600
#*  ModusLink Global Solutions, Inc....................  41,970     156,548
*   MoneyGram International, Inc.......................   3,779      54,607
    Monolithic Power Systems, Inc......................  31,902   1,315,638

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Monotype Imaging Holdings, Inc.....................  34,236 $1,023,314
*   Monster Worldwide, Inc............................. 145,626    946,569
#*  MoSys, Inc.........................................  34,527    114,284
    Motorola Solutions, Inc............................   6,581    419,078
*   Move, Inc..........................................  21,403    312,484
#   MTS Systems Corp...................................  11,683    771,078
#*  Multi-Fineline Electronix, Inc.....................  22,775    222,284
#*  Nanometrics, Inc...................................  24,884    387,195
*   NAPCO Security Technologies, Inc...................  11,790     56,946
#   National Instruments Corp..........................  11,250    358,200
*   NCI, Inc. Class A..................................   7,471     67,090
*   NCR Corp...........................................  22,900    708,755
*   NeoPhotonics Corp..................................   3,057      9,507
    NetApp, Inc........................................  24,000    932,160
*   NETGEAR, Inc.......................................  43,038  1,347,520
#*  Netlist, Inc.......................................  10,407     12,905
*   Netscout Systems, Inc..............................  26,955  1,146,396
#*  NetSuite, Inc......................................   4,884    411,770
#*  NeuStar, Inc. Class A..............................   7,297    203,294
*   Newport Corp.......................................  48,077    832,213
    NIC, Inc...........................................  17,644    297,654
*   Novatel Wireless, Inc..............................  39,494     74,249
#*  Nuance Communications, Inc......................... 109,943  1,998,764
#*  Numerex Corp. Class A..............................   5,996     60,260
    NVIDIA Corp........................................  38,551    674,642
#*  Oclaro, Inc........................................  74,291    138,181
*   OmniVision Technologies, Inc.......................  64,775  1,450,960
*   ON Semiconductor Corp..............................  74,907    641,204
#*  Onvia, Inc.........................................     700      3,353
*   Oplink Communications, Inc.........................  26,521    505,490
    Optical Cable Corp.................................   6,626     28,558
*   OSI Systems, Inc...................................  15,752  1,044,358
#*  Pandora Media, Inc.................................   1,300     32,656
*   PAR Technology Corp................................  12,088     47,143
#   Park Electrochemical Corp..........................  23,058    649,313
#*  Parkervision, Inc..................................   2,838      3,548
    PC Connection, Inc.................................  27,310    557,943
    PC-Tel, Inc........................................  23,419    176,579
*   PCM, Inc...........................................  14,990    148,401
*   PDF Solutions, Inc.................................  21,746    416,653
    Pegasystems, Inc...................................   2,546     54,408
    Perceptron, Inc....................................   9,285    104,456
*   Perficient, Inc....................................  34,541    586,852
*   Pericom Semiconductor Corp.........................  26,855    237,130
#*  Photronics, Inc....................................  68,273    544,136
#*  Pixelworks, Inc....................................   3,654     28,757
*   Planar Systems, Inc................................  16,655     45,135
    Plantronics, Inc...................................  28,049  1,317,462
*   Plexus Corp........................................  36,123  1,420,718
*   PLX Technology, Inc................................  37,157    241,149
*   PMC-Sierra, Inc.................................... 217,500  1,463,775
*   Polycom, Inc....................................... 117,441  1,505,594
    Power Integrations, Inc............................  14,548    783,119

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  PRGX Global, Inc...................................  27,966 $  168,355
#*  Procera Networks, Inc..............................  17,779    177,968
*   Progress Software Corp.............................  45,735  1,060,137
*   PTC, Inc...........................................  13,187    474,205
#*  Pulse Electronics Corp.............................     600      1,464
    QAD, Inc. Class A..................................   8,223    155,415
    QAD, Inc. Class B..................................   2,342     37,425
*   QLogic Corp........................................  99,091    901,728
    QUALCOMM, Inc......................................  27,559  2,031,098
*   Qualstar Corp......................................   6,493      8,506
#*  Quantum Corp.......................................  51,697     64,621
#*  QuickLogic Corp....................................   2,936      9,982
#*  QuinStreet, Inc....................................   2,000      9,980
*   Qumu Corp..........................................  10,312    135,603
#*  Rackspace Hosting, Inc.............................     600     18,174
*   Radisys Corp.......................................  33,213    107,610
#*  Rambus, Inc........................................  64,753    745,307
*   RealNetworks, Inc..................................  37,272    280,285
*   Red Hat, Inc.......................................   6,300    366,156
#   Reis, Inc..........................................  11,179    241,578
*   Relm Wireless Corp.................................   7,900     32,390
#*  Remark Media, Inc..................................     844      5,866
    RF Industries, Ltd.................................   7,730     40,969
#*  RF Micro Devices, Inc.............................. 250,701  2,797,823
    Richardson Electronics, Ltd........................  15,984    159,360
*   Riverbed Technology, Inc...........................  14,550    260,445
*   Rofin-Sinar Technologies, Inc......................  30,630    668,653
*   Rogers Corp........................................  15,224    873,249
*   Rosetta Stone, Inc.................................  23,564    227,157
*   Rovi Corp..........................................  64,018  1,496,101
#*  Rubicon Technology, Inc............................  18,870    142,091
*   Rudolph Technologies, Inc..........................  43,348    399,235
*   Saba Software, Inc.................................  13,285    164,734
    SanDisk Corp.......................................  34,190  3,135,565
*   Sanmina Corp.......................................  98,198  2,287,031
*   Sapient Corp.......................................  89,721  1,324,282
*   ScanSource, Inc....................................  28,724  1,028,606
    Science Applications International Corp............  12,879    537,956
*   Seachange International, Inc.......................  38,662    289,578
#   Seagate Technology P.L.C...........................  23,709  1,389,347
*   Selectica, Inc.....................................     628      3,737
*   Semtech Corp.......................................  41,469    926,003
#*  ServiceSource International, Inc...................   3,531     15,642
#*  Sevcon, Inc........................................   1,971     15,275
*   ShoreTel, Inc......................................  50,584    312,609
*   Shutterstock, Inc..................................   1,791    139,591
*   Sigma Designs, Inc.................................  41,451    175,752
#*  Silicon Graphics International Corp................  14,772    140,482
*   Silicon Image, Inc.................................  80,653    402,458
*   Silicon Laboratories, Inc..........................  20,030    815,822
    Skyworks Solutions, Inc............................  27,122  1,376,713
*   Smith Micro Software, Inc..........................  38,073     40,357
*   SMTC Corp..........................................   4,872      9,306

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   SolarWinds, Inc....................................  12,382 $  509,395
    Solera Holdings, Inc...............................   6,600    422,400
*   Sonus Networks, Inc................................ 319,853  1,129,081
*   Spansion, Inc. Class A.............................  62,265  1,181,167
#*  Spark Networks, Inc................................   2,021     12,045
#*  Speed Commerce, Inc................................  27,494     85,506
*   SS&C Technologies Holdings, Inc....................  65,511  2,837,281
*   Stamps.com, Inc....................................  12,830    405,813
*   StarTek, Inc.......................................  15,566    110,674
#*  Stratasys, Ltd.....................................  14,377  1,445,464
#*  SunEdison, Inc..................................... 173,676  3,473,520
#*  SunPower Corp...................................... 119,789  4,399,850
#*  Super Micro Computer, Inc..........................  48,163  1,260,426
*   support.com, Inc...................................  50,034    119,081
*   Sykes Enterprises, Inc.............................  53,261  1,102,503
    Symantec Corp......................................  22,610    534,953
#*  Synaptics, Inc.....................................  21,683  1,566,163
#*  Synchronoss Technologies, Inc......................  15,147    612,090
*   SYNNEX Corp........................................  50,249  3,241,060
*   Synopsys, Inc......................................  31,373  1,184,958
*   Syntel, Inc........................................   4,100    354,117
#*  Take-Two Interactive Software, Inc................. 168,208  3,764,495
    TE Connectivity, Ltd...............................  20,820  1,288,550
*   Tech Data Corp.....................................  58,575  3,677,924
*   TeleCommunication Systems, Inc. Class A............  58,380    183,897
*   Telenav, Inc.......................................  46,415    230,683
*   TeleTech Holdings, Inc.............................  35,853    987,033
#*  Teradata Corp......................................   2,900    122,264
#   Teradyne, Inc......................................  73,504  1,339,243
#   Tessco Technologies, Inc...........................  10,869    331,504
    Tessera Technologies, Inc..........................  58,211  1,479,142
    TheStreet, Inc.....................................  31,182     75,772
*   TIBCO Software, Inc................................  10,754    207,552
    Total System Services, Inc.........................  26,395    844,640
#   Transact Technologies, Inc.........................   7,182     64,925
#*  Trimble Navigation, Ltd............................  14,440    446,196
*   Trio Tech International............................   2,616      9,941
*   TriQuint Semiconductor, Inc........................ 184,523  3,317,724
*   TSR, Inc...........................................     722      2,260
#*  TTM Technologies, Inc.............................. 103,973    780,837
*   Tyler Technologies, Inc............................  14,547  1,319,849
#*  Ultimate Software Group, Inc. (The)................   2,149    289,922
*   Ultra Clean Holdings, Inc..........................  25,665    222,516
#*  Ultratech, Inc.....................................  21,900    518,592
*   Unisys Corp........................................  11,891    253,159
    United Online, Inc.................................  15,283    163,681
#*  Unwired Planet, Inc................................  66,037    132,074
#*  USA Technologies, Inc..............................   1,583      3,229
#*  UTStarcom Holdings Corp............................  13,432     40,162
#*  Veeco Instruments, Inc.............................  46,639  1,618,840
*   VeriFone Systems, Inc..............................  25,658    859,800
*   Verint Systems, Inc................................  15,021    705,086
#*  VeriSign, Inc......................................   7,900    426,995

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  ViaSat, Inc........................................  24,715 $  1,445,086
#*  Viasystems Group, Inc..............................  17,945      175,682
*   Vicon Industries, Inc..............................   1,600        3,688
*   Video Display Corp.................................   6,495       20,654
*   Virtusa Corp.......................................  30,447      952,382
    Visa, Inc. Class A.................................  37,703    7,955,710
#   Vishay Intertechnology, Inc........................ 169,836    2,501,684
*   Vishay Precision Group, Inc........................  17,886      258,095
#*  VistaPrint NV......................................   7,396      364,327
#*  Vringo, Inc........................................     900        2,934
#   Wayside Technology Group, Inc......................   4,672       81,620
*   Web.com Group, Inc.................................  29,853      792,597
#*  WebMD Health Corp..................................   9,690      482,853
*   Westell Technologies, Inc. Class A.................  54,239       93,833
    Western Digital Corp............................... 122,881   12,267,210
*   WEX, Inc...........................................  15,860    1,711,611
*   Xcerra Corp........................................  54,157      506,368
    Xerox Corp......................................... 731,469    9,699,279
    Xilinx, Inc........................................  17,283      710,850
*   XO Group, Inc......................................  33,845      378,049
*   Yahoo!, Inc........................................  38,013    1,361,246
*   Zebra Technologies Corp. Class A...................  25,464    2,038,902
#*  Zix Corp...........................................  31,988      110,998
*   Zynga, Inc. Class A................................ 243,950      712,334
                                                                ------------
Total Information Technology...........................          463,963,085
                                                                ------------
Materials -- (5.5%)
    A Schulman, Inc....................................  32,206    1,279,866
*   AEP Industries, Inc................................   4,480      182,560
    Air Products & Chemicals, Inc......................   6,000      791,700
    Airgas, Inc........................................   7,100      759,132
    Albemarle Corp.....................................  13,868      850,663
    Alcoa, Inc......................................... 555,703    9,107,972
    Allegheny Technologies, Inc........................ 105,288    3,964,093
#*  Allied Nevada Gold Corp............................   2,500        7,825
#*  AM Castle & Co.....................................  25,873      214,228
*   American Biltrite, Inc.............................      22        9,823
#   American Vanguard Corp.............................  28,100      356,589
    Ampco-Pittsburgh Corp..............................  11,203      225,965
    Aptargroup, Inc....................................  14,163      865,359
    Ashland, Inc.......................................  58,886    6,162,420
    Avery Dennison Corp................................  17,343      818,763
    Axiall Corp........................................  81,673    3,498,055
    Balchem Corp.......................................   9,282      464,100
    Ball Corp..........................................  12,700      778,002
    Bemis Co., Inc.....................................  49,227    1,920,345
*   Berry Plastics Group, Inc..........................   1,092       26,525
    Cabot Corp.........................................  61,093    3,200,662
*   Calgon Carbon Corp.................................  37,204      788,725
    Carpenter Technology Corp..........................  14,069      761,696
    Celanese Corp. Series A............................   7,096      413,058
*   Century Aluminum Co................................ 125,243    2,354,568
    CF Industries Holdings, Inc........................   8,212    2,055,792

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Chase Corp.........................................   8,818 $  297,607
#*  Chemtura Corp...................................... 112,467  2,615,982
*   Clearwater Paper Corp..............................  22,678  1,533,033
#   Cliffs Natural Resources, Inc...................... 139,862  2,440,592
#*  Codexis, Inc.......................................  15,600     32,760
#*  Coeur Mining, Inc.................................. 100,299    782,332
    Commercial Metals Co............................... 167,873  2,894,131
    Compass Minerals International, Inc................   4,789    411,950
*   Contango ORE, Inc..................................   1,008     10,534
*   Continental Materials Corp.........................      73      1,226
*   Core Molding Technologies, Inc.....................   8,483    112,400
*   Crown Holdings, Inc................................   6,500    302,575
#   Cytec Industries, Inc..............................  44,664  4,504,364
#   Deltic Timber Corp.................................   6,983    426,661
    Domtar Corp........................................  77,364  2,778,915
    Dow Chemical Co. (The).............................  88,875  4,538,846
    Eagle Materials, Inc...............................  35,734  3,245,362
    Eastman Chemical Co................................  18,043  1,421,428
    Ecolab, Inc........................................   9,795  1,063,051
#*  Ferro Corp.........................................  93,371  1,170,872
#*  Flotek Industries, Inc.............................  19,749    569,759
    FMC Corp...........................................  10,200    665,244
    Freeport-McMoRan, Inc.............................. 234,443  8,725,968
    Friedman Industries, Inc...........................  10,403     90,714
#   FutureFuel Corp....................................  49,908    786,550
#*  General Moly, Inc..................................  85,417     89,688
    Globe Specialty Metals, Inc........................  24,125    459,099
#*  Golden Minerals Co.................................  12,619     15,017
*   Graphic Packaging Holding Co....................... 340,196  4,082,352
    Greif, Inc. Class A................................  12,716    638,089
    Greif, Inc. Class B................................   8,346    447,513
    Hawkins, Inc.......................................  10,342    354,213
    Haynes International, Inc..........................  13,287    661,693
    HB Fuller Co.......................................  45,056  2,011,750
*   Headwaters, Inc....................................  58,852    629,128
#   Hecla Mining Co.................................... 310,378    980,794
#*  Horsehead Holding Corp.............................  53,831  1,008,255
    Huntsman Corp...................................... 115,617  3,011,823
    Innophos Holdings, Inc.............................  20,019  1,209,748
    Innospec, Inc......................................  19,347    777,943
    International Flavors & Fragrances, Inc............   1,827    184,509
    International Paper Co.............................  67,274  3,195,515
#*  Intrepid Potash, Inc...............................  27,179    402,521
#   Kaiser Aluminum Corp...............................  21,204  1,637,373
*   KapStone Paper and Packaging Corp.................. 108,058  3,213,645
    KMG Chemicals, Inc.................................  12,211    204,778
    Koppers Holdings, Inc..............................   8,102    291,915
*   Kraton Performance Polymers, Inc...................  40,603    836,828
#   Kronos Worldwide, Inc..............................  24,057    358,690
*   Landec Corp........................................  33,414    407,985
#*  Louisiana-Pacific Corp............................. 148,940  2,016,648
#*  LSB Industries, Inc................................  22,153    853,112
    LyondellBasell Industries NV Class A...............  11,014  1,170,237

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Martin Marietta Materials, Inc.....................  23,805 $2,957,295
    Materion Corp......................................  25,390    820,351
#*  McEwen Mining, Inc................................. 189,521    540,135
    MeadWestvaco Corp..................................  99,011  4,138,660
*   Mercer International, Inc..........................  56,737    565,101
#*  Metabolix, Inc.....................................   1,126        552
    Minerals Technologies, Inc.........................  36,350  2,110,844
#*  Mines Management, Inc..............................   9,985      7,918
    Mosaic Co. (The)...................................  64,981  2,996,274
    Myers Industries, Inc..............................  38,911    719,075
    Neenah Paper, Inc..................................  17,305    858,674
#   NewMarket Corp.....................................   1,500    580,500
    Newmont Mining Corp................................  85,467  2,128,983
    Noranda Aluminum Holding Corp......................  45,774    202,321
*   Northern Technologies International Corp...........   3,755     76,227
    Nucor Corp.........................................  23,318  1,171,030
#   Olin Corp..........................................  93,192  2,476,111
#   Olympic Steel, Inc.................................  12,310    269,958
#   OM Group, Inc......................................  36,502  1,031,912
*   OMNOVA Solutions, Inc..............................  50,419    406,881
*   Owens-Illinois, Inc................................  26,063    812,905
    Packaging Corp. of America.........................  21,228  1,404,444
*   Penford Corp.......................................  11,940    146,623
    PH Glatfelter Co...................................  47,126  1,121,599
    PolyOne Corp.......................................  78,982  2,997,367
    PPG Industries, Inc................................   3,826    758,925
#   Quaker Chemical Corp...............................  13,900    981,479
    Reliance Steel & Aluminum Co.......................  80,731  5,509,891
#*  Rentech, Inc....................................... 182,957    397,017
*   Resolute Forest Products, Inc......................  25,207    387,936
    Rock-Tenn Co. Class A..............................  47,794  4,752,157
    Rockwood Holdings, Inc.............................  35,031  2,765,347
#   Royal Gold, Inc....................................  21,472  1,622,639
    RPM International, Inc.............................  30,156  1,332,292
*   RTI International Metals, Inc......................  33,542    833,854
#   Schnitzer Steel Industries, Inc. Class A...........  39,895  1,065,595
    Schweitzer-Mauduit International, Inc..............  31,776  1,297,414
    Scotts Miracle-Gro Co. (The) Class A...............   5,700    303,240
    Sealed Air Corp.................................... 166,081  5,334,522
#*  Senomyx, Inc.......................................  18,977    133,883
    Sensient Technologies Corp.........................  49,181  2,582,002
    Sherwin-Williams Co. (The).........................   1,508    310,995
    Sigma-Aldrich Corp.................................   6,719    674,722
    Silgan Holdings, Inc...............................   8,035    395,483
#*  Silver Bull Resources, Inc.........................   3,700        981
*   Solitario Exploration & Royalty Corp...............   1,300      2,002
    Sonoco Products Co.................................  21,507    841,784
    Steel Dynamics, Inc................................ 215,289  4,566,280
    Stepan Co..........................................  14,000    673,680
#*  Stillwater Mining Co............................... 135,749  2,429,907
*   SunCoke Energy, Inc................................  94,807  2,164,444
    Synalloy Corp......................................   8,022    134,288
*   TimkenSteel Corp...................................   8,001    348,124

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
*   Trecora Resources..................................    17,071 $    205,193
    Tredegar Corp......................................    22,267      435,097
    Tronox, Ltd. Class A...............................    16,644      441,732
    United States Lime & Minerals, Inc.................     5,495      316,622
#   United States Steel Corp...........................   141,607    4,742,418
*   Universal Stainless & Alloy Products, Inc..........     8,014      231,044
    US Silica Holdings, Inc............................     3,700      208,014
#   Valhi, Inc.........................................    22,979      151,202
    Valspar Corp. (The)................................    25,504    1,914,075
#*  Verso Paper Corp...................................     1,365        4,300
    Vulcan Materials Co................................    23,812    1,503,252
#   Walter Energy, Inc.................................    61,308      352,521
    Wausau Paper Corp..................................    55,527      559,157
    Westlake Chemical Corp.............................    93,376    8,160,129
    Worthington Industries, Inc........................    59,393    2,271,782
*   WR Grace & Co......................................     7,182      653,562
    Zep, Inc...........................................    22,827      355,873
                                                                  ------------
Total Materials........................................            210,080,799
                                                                  ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     6,039           --
o*  FRD Acquisition Co. Escrow Shares..................    14,091           --
o*  Gerber Scientific, Inc. Escrow Shares..............    24,204           --
o*  Softbrands, Inc. Escrow Shares.....................     5,800           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................    21,332      363,924
    Parkway Properties, Inc............................    11,127      230,663
                                                                  ------------
Total Real Estate Investment Trusts....................                594,587
                                                                  ------------
Telecommunication Services -- (2.0%)
#*  Alaska Communications Systems Group, Inc...........     5,797       10,666
#   Alteva.............................................     5,727       36,538
    AT&T, Inc..........................................   797,244   28,373,914
    Atlantic Tele-Network, Inc.........................    16,302      953,830
#*  Boingo Wireless, Inc...............................     5,989       36,593
    CenturyLink, Inc...................................   120,422    4,725,359
*   Cincinnati Bell, Inc...............................    94,108      358,551
    Cogent Communications Holdings, Inc................    10,739      372,751
#   Consolidated Communications Holdings, Inc..........    34,955      782,293
    Enventis Corp......................................    12,468      204,226
#   Frontier Communications Corp....................... 1,416,600    9,278,730
*   General Communication, Inc. Class A................    56,407      622,733
#*  Hawaiian Telcom Holdco, Inc........................     2,120       59,784
    HC2 Holdings, Inc..................................     3,645       14,398
    IDT Corp. Class B..................................    19,906      310,334
    Inteliquent, Inc...................................    41,772      443,201
#*  Iridium Communications, Inc........................    78,908      645,467
*   Level 3 Communications, Inc........................    11,404      501,548
    Lumos Networks Corp................................    18,560      284,710
#*  NII Holdings, Inc..................................    10,211        6,998

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
#   NTELOS Holdings Corp...............................  10,981 $   132,211
*   ORBCOMM, Inc.......................................  54,870     344,584
*   Premiere Global Services, Inc......................  57,393     751,848
*   SBA Communications Corp. Class A...................   3,000     320,790
    Shenandoah Telecommunications Co...................  27,228     754,488
    Spok Holdings, Inc.................................  26,304     393,771
#*  Sprint Corp........................................ 160,676   1,180,969
*   Straight Path Communications, Inc. Class B.........   9,503      93,795
*   T-Mobile US, Inc...................................  37,030   1,219,768
    Telephone & Data Systems, Inc...................... 105,440   2,636,000
*   tw telecom, Inc....................................   6,182     251,855
*   United States Cellular Corp........................  27,886   1,090,064
    Verizon Communications, Inc........................ 259,639  13,090,998
*   Vonage Holdings Corp............................... 263,850     918,198
#   Windstream Holdings, Inc........................... 296,547   3,398,429
                                                                -----------
Total Telecommunication Services.......................          74,600,392
                                                                -----------
Utilities -- (1.1%)
    AES Corp........................................... 149,199   2,179,797
    AGL Resources, Inc.................................  10,844     559,984
#   ALLETE, Inc........................................  16,856     790,884
    Alliant Energy Corp................................      53       2,995
    American States Water Co...........................  13,253     404,879
#   Aqua America, Inc..................................  15,907     378,269
#   Artesian Resources Corp. Class A...................   2,239      48,788
    Atmos Energy Corp..................................   8,788     424,636
#   Avista Corp........................................  21,780     675,833
    Black Hills Corp...................................  16,964     894,172
#*  Cadiz, Inc.........................................   2,750      24,695
    California Water Service Group.....................  16,650     379,121
*   Calpine Corp.......................................  62,871   1,385,677
#   Chesapeake Utilities Corp..........................   4,712     306,704
    Cleco Corp.........................................   7,349     409,633
    CMS Energy Corp....................................  17,300     500,489
#   Connecticut Water Service, Inc.....................   4,734     150,967
    Consolidated Water Co., Ltd........................  17,333     180,090
#   Delta Natural Gas Co., Inc.........................   1,858      36,417
*   Dynegy, Inc........................................   9,364     248,614
    El Paso Electric Co................................  14,715     542,248
    Empire District Electric Co. (The).................  11,620     284,806
    Gas Natural, Inc...................................   1,949      25,123
*   Genie Energy, Ltd. Class B.........................  22,104     153,181
#   Great Plains Energy, Inc...........................  24,561     608,867
#   Hawaiian Electric Industries, Inc..................  23,207     548,149
    IDACORP, Inc.......................................  19,560   1,047,438
    Integrys Energy Group, Inc.........................   7,049     462,132
    ITC Holdings Corp..................................  14,352     518,107
#   Laclede Group, Inc. (The)..........................  12,221     574,143
    MDU Resources Group, Inc...........................   6,672     210,235
#   MGE Energy, Inc....................................  10,134     381,241
#   Middlesex Water Co.................................   7,850     159,512
#   National Fuel Gas Co...............................   2,800     192,948
#   New Jersey Resources Corp..........................  14,953     763,799

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
     Northeast Utilities................................  15,733 $      690,679
#    Northwest Natural Gas Co...........................   6,831        295,236
     NorthWestern Corp..................................  15,687        725,053
     NRG Energy, Inc.................................... 195,195      6,043,237
     OGE Energy Corp....................................  10,600        381,070
#    ONE Gas, Inc.......................................  16,753        603,108
#    Ormat Technologies, Inc............................  37,743        973,392
#    Otter Tail Corp....................................   9,700        271,212
     Pepco Holdings, Inc................................   1,371         36,811
     Piedmont Natural Gas Co., Inc......................   8,312        288,343
     Pinnacle West Capital Corp.........................   7,400        395,826
     PNM Resources, Inc.................................  29,970        768,731
#    Portland General Electric Co.......................  27,198        868,432
     Questar Corp.......................................  39,630        881,371
     RGC Resources, Inc.................................     400          7,916
     SJW Corp...........................................  18,956        508,210
     South Jersey Industries, Inc.......................  11,358        608,448
     Southwest Gas Corp.................................  17,466        865,091
#    TECO Energy, Inc...................................  20,582        359,362
     UGI Corp........................................... 146,715      7,121,546
#    UIL Holdings Corp..................................  14,372        504,601
     Unitil Corp........................................   6,411        205,152
#    UNS Energy Corp....................................  11,471        693,078
     Vectren Corp.......................................  12,520        476,887
#    Westar Energy, Inc.................................  13,346        480,990
     WGL Holdings, Inc..................................  16,396        639,116
#    York Water Co......................................   4,729         89,993
                                                                 --------------
Total Utilities.........................................             42,237,464
                                                                 --------------
TOTAL COMMON STOCKS.....................................          3,299,797,331
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.........   2,758             --
o*   Community Health Systems, Inc. Rights 01/04/16.....  21,176          1,165
o*   Leap Wireless International, Inc. Contingent Value
       Rights...........................................  39,583         99,749
o*   LGL Group, Inc. (The) Warrants 08/06/18............   6,500            209
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16....  15,504             --
o#*  PhotoMedex, Inc. Contingent Value Warrants 12/13/14     339             --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14..........   6,447          5,351
o*   Tejon Ranch Co. Warrants 08/31/16..................   2,579          5,828

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                     SHARES        VALUE+
                                                    ---------- --------------
o*    Unity Bancorp, Inc. Rights 08/08/14..........      5,781 $          405
TOTAL RIGHTS/WARRANTS..............................                   112,707
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
        0.068%.....................................  7,415,539      7,415,539
                                                               --------------
                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
SECURITIES LENDING COLLATERAL -- (12.8%)
(S)@  DFA Short Term Investment Fund............... 41,808,331    483,722,390
                                                               --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,688,592,789)^^................................            $3,791,047,967
                                                               ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  445,327,879 $      7,374   --    $  445,335,253
   Consumer Staples.........    141,762,124           --   --       141,762,124
   Energy...................    422,146,375           --   --       422,146,375
   Financials...............    764,400,956        8,264   --       764,409,220
   Health Care..............    270,845,975       81,257   --       270,927,232
   Industrials..............    463,740,315          485   --       463,740,800
   Information Technology...    463,963,085           --   --       463,963,085
   Materials................    210,080,799           --   --       210,080,799
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................        594,587           --   --           594,587
   Telecommunication
     Services...............     74,600,392           --   --        74,600,392
   Utilities................     42,237,464           --   --        42,237,464
Rights/Warrants.............             --      112,707   --           112,707
Temporary Cash Investments..      7,415,539           --   --         7,415,539
Securities Lending
  Collateral................             --  483,722,390   --       483,722,390
                             -------------- ------------   --    --------------
TOTAL....................... $3,307,115,490 $483,932,477   --    $3,791,047,967
                             ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (78.5%)
Consumer Discretionary -- (13.4%)
#*  1-800-Flowers.com, Inc. Class A.................... 183,902 $   941,578
    Aaron's, Inc....................................... 445,244  11,745,537
#   Abercrombie & Fitch Co. Class A.................... 126,826   4,989,335
#*  Aeropostale, Inc................................... 446,342   1,481,855
    AH Belo Corp. Class A..............................  91,146     961,590
#*  ALCO Stores, Inc...................................   5,784      40,286
*   Ambassadors Group, Inc.............................  59,882     257,493
    AMCON Distributing Co..............................   2,169     173,477
#*  America's Car-Mart, Inc............................  45,130   1,689,667
*   American Axle & Manufacturing Holdings, Inc........ 512,570   9,426,162
#   American Eagle Outfitters, Inc.....................  55,488     591,502
#*  American Public Education, Inc..................... 113,027   4,035,064
*   ANN, Inc........................................... 355,995  13,082,816
*   Apollo Education Group, Inc. Class A............... 291,949   8,154,136
    Arctic Cat, Inc....................................  86,433   3,077,015
#   Ark Restaurants Corp...............................  17,030     362,909
*   Asbury Automotive Group, Inc....................... 216,286  14,605,794
*   Ascena Retail Group, Inc...........................  13,528     217,260
#*  Ascent Capital Group, Inc. Class A.................  65,446   4,056,343
*   Ballantyne Strong, Inc.............................  61,400     237,618
#*  Bally Technologies, Inc............................ 257,968  15,521,935
#*  Barnes & Noble, Inc................................ 392,065   8,162,793
    Bassett Furniture Industries, Inc.................. 149,390   2,178,106
#   Beasley Broadcasting Group, Inc. Class A...........  68,353     418,320
#*  Beazer Homes USA, Inc..............................  58,798     902,549
#   bebe stores, Inc................................... 469,574   1,319,503
*   Belmond, Ltd. Class A.............................. 567,692   7,039,381
#   Big 5 Sporting Goods Corp.......................... 143,194   1,419,053
    Big Lots, Inc...................................... 400,881  17,538,544
#*  Biglari Holdings, Inc..............................   8,761   3,723,513
#*  BJ's Restaurants, Inc.............................. 196,999   6,751,156
#*  Black Diamond, Inc.................................  30,200     265,156
*   Bloomin' Brands, Inc............................... 222,115   4,351,233
#*  Blue Nile, Inc.....................................  74,035   1,906,401
#   Blyth, Inc.........................................  86,532     523,519
#   Bob Evans Farms, Inc............................... 178,305   8,471,271
#*  Body Central Corp..................................  66,031      34,402
#   Bon-Ton Stores, Inc. (The)......................... 121,759   1,132,359
*   Books-A-Million, Inc...............................  45,236      96,805
#   Bowl America, Inc. Class A.........................  10,705     156,561
#*  Boyd Gaming Corp................................... 216,777   2,384,547
*   Bravo Brio Restaurant Group, Inc...................  95,913   1,429,104
#*  Bridgepoint Education, Inc......................... 254,484   3,056,353
#*  Bright Horizons Family Solutions, Inc..............  50,326   2,092,052
#   Brinker International, Inc......................... 379,132  17,000,279
    Brown Shoe Co., Inc................................ 291,669   8,222,149
#   Buckle, Inc. (The)................................. 256,014  11,392,623
#*  Buffalo Wild Wings, Inc............................ 160,631  23,342,897
*   Build-A-Bear Workshop, Inc.........................  92,055     971,180
#*  Cabela's, Inc......................................     437      25,503
#*  Cache, Inc.........................................  60,569      70,866

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Caesars Entertainment Corp.........................  42,033 $   672,528
#   Callaway Golf Co................................... 515,745   3,919,662
#*  Cambium Learning Group, Inc........................ 118,479     232,219
*   Canterbury Park Holding Corp.......................  12,913     123,190
#   Capella Education Co...............................  78,671   5,031,797
#*  Career Education Corp.............................. 435,338   2,224,577
*   Carmike Cinemas, Inc............................... 155,489   4,888,574
#   Carriage Services, Inc............................. 141,558   2,283,331
#*  Carrols Restaurant Group, Inc...................... 184,588   1,386,256
#   Cato Corp. (The) Class A........................... 174,959   5,399,235
#*  Cavco Industries, Inc..............................  40,464   2,888,725
#*  Central European Media Enterprises, Ltd. Class A...  66,131     173,263
#*  Charles & Colvard, Ltd.............................  89,032     166,490
#   Cheesecake Factory, Inc. (The)..................... 403,750  17,312,800
    Cherokee, Inc......................................  38,789     651,267
    Chico's FAS, Inc................................... 762,070  12,048,327
#   Children's Place, Inc. (The)....................... 151,658   7,613,232
#   Choice Hotels International, Inc................... 125,959   5,906,218
#*  Christopher & Banks Corp........................... 185,889   1,589,351
#   Churchill Downs, Inc............................... 100,439   8,687,973
#*  Chuy's Holdings, Inc...............................  66,039   1,892,017
*   Cinedigm Corp...................................... 543,743   1,234,297
*   Citi Trends, Inc...................................  84,854   1,709,808
    Clear Channel Outdoor Holdings, Inc. Class A.......   7,706      58,180
#*  Coast Distribution System, Inc. (The)..............  43,930     132,888
*   Cobra Electronics Corp.............................  27,771     114,694
#   Collectors Universe, Inc...........................  56,999   1,141,120
    Columbia Sportswear Co............................. 158,072  11,817,463
#*  Comstock Holding Cos., Inc.........................   3,000       3,480
#*  Conn's, Inc........................................ 244,145   9,765,800
#   Cooper Tire & Rubber Co............................ 360,318  10,409,587
#*  Cooper-Standard Holding, Inc.......................   1,350      83,700
    Core-Mark Holding Co., Inc......................... 147,203   6,947,982
#*  Corinthian Colleges, Inc........................... 258,182      54,218
#   Cracker Barrel Old Country Store, Inc.............. 155,464  15,073,789
*   Crocs, Inc......................................... 595,331   9,447,903
#*  Crown Media Holdings, Inc. Class A.................  62,462     211,122
    CSS Industries, Inc................................  26,600     656,754
#   CST Brands, Inc.................................... 485,844  16,241,765
#   CTC Media, Inc.....................................  79,946     773,078
    Culp, Inc..........................................  46,557     843,613
#*  Cumulus Media, Inc. Class A........................ 986,536   5,110,256
#*  Daily Journal Corp.................................     200      33,730
#   Dana Holding Corp.................................. 384,862   8,613,212
#*  Deckers Outdoor Corp............................... 254,072  22,487,913
#*  Del Frisco's Restaurant Group, Inc................. 126,907   2,705,657
#*  dELiA*s, Inc.......................................  26,901      16,544
#*  Delta Apparel, Inc.................................  15,317     197,283
    Destination Maternity Corp.........................  74,808   1,423,596
#*  Destination XL Group, Inc.......................... 280,623   1,501,333
#   DeVry Education Group, Inc......................... 393,907  15,744,463
*   DGSE Cos., Inc.....................................   5,479       8,492
    DineEquity, Inc.................................... 126,667  10,266,360

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
#*   Dixie Group, Inc. (The)............................ 107,711 $   903,695
#*   Dorman Products, Inc............................... 252,857  10,968,937
*    Dover Downs Gaming & Entertainment, Inc............  44,469      56,031
     Dover Motorsports, Inc.............................  56,312     156,547
#*   DreamWorks Animation SKG, Inc. Class A............. 438,096   8,761,920
     Drew Industries, Inc............................... 153,012   6,885,540
     Educational Development Corp.......................  15,090      72,432
#    Einstein Noah Restaurant Group, Inc................ 169,440   2,563,627
*    ELXSI Corp.........................................   1,800      16,830
*    Emerson Radio Corp................................. 197,300     317,653
*    Emmis Communications Corp. Class A................. 119,834     299,585
#*   Empire Resorts, Inc................................  30,572     147,663
#*   Entercom Communications Corp. Class A.............. 110,139   1,040,814
#*   Entertainment Gaming Asia, Inc.....................   4,182       2,890
#    Entravision Communications Corp. Class A........... 431,012   2,409,357
#    Escalade, Inc......................................  40,814     648,943
#    Ethan Allen Interiors, Inc......................... 183,140   4,197,569
#*   EW Scripps Co. (The) Class A....................... 269,888   5,851,172
#*   Express, Inc....................................... 544,739   8,476,139
o#*  FAB Universal Corp.................................   7,689       8,850
#*   Famous Dave's Of America, Inc......................  36,535     910,818
#*   Federal-Mogul Holdings Corp........................ 218,476   3,482,507
#*   Fiesta Restaurant Group, Inc....................... 180,762   8,202,980
#    Finish Line, Inc. (The) Class A.................... 361,946   9,515,560
#*   Five Below, Inc.................................... 202,759   7,425,035
#*   Flanigan's Enterprises, Inc........................   5,380      80,108
#    Flexsteel Industries, Inc..........................  29,213     883,985
*    Francesca's Holdings Corp..........................   2,088      26,685
#    Fred's, Inc. Class A............................... 194,439   3,077,969
     Frisch's Restaurants, Inc..........................  20,810     492,157
#*   FTD Cos., Inc...................................... 120,780   3,978,493
#*   Fuel Systems Solutions, Inc........................  79,811     838,016
*    Full House Resorts, Inc............................  61,041      86,068
#*   G-III Apparel Group, Ltd........................... 144,328  11,209,956
*    Gaiam, Inc. Class A................................  57,070     375,521
*    Gaming Partners International Corp.................   8,434      72,870
#*   Geeknet, Inc.......................................  12,204     145,594
#*   Genesco, Inc....................................... 168,678  12,865,071
#*   Gentherm, Inc...................................... 244,495  10,232,116
#    Gordmans Stores, Inc...............................  40,554     146,805
#*   Grand Canyon Education, Inc........................ 323,648  13,916,864
#*   Gray Television, Inc............................... 353,510   4,305,752
*    Gray Television, Inc. Class A......................  25,939     247,977
#    Group 1 Automotive, Inc............................ 163,772  12,106,026
#    Guess?, Inc........................................ 458,738  11,931,775
#*   Hampshire Group, Ltd...............................   8,000      28,800
     Harte-Hanks, Inc................................... 310,857   2,039,222
     Haverty Furniture Cos., Inc........................ 126,301   2,807,671
     Haverty Furniture Cos., Inc. Class A...............   3,785      84,254
*    Helen of Troy, Ltd................................. 208,183  11,164,854
*    Here Media, Inc....................................  22,918           2
*    Here Media, Inc. Special Shares....................  22,918           2
#*   hhgregg, Inc....................................... 155,532   1,105,833

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Hibbett Sports, Inc................................ 180,807 $ 9,024,077
#*  HomeAway, Inc......................................  60,730   2,108,546
    Hooker Furniture Corp..............................  43,791     635,845
#*  Hovnanian Enterprises, Inc. Class A................  98,754     395,016
#   HSN, Inc........................................... 186,219  10,407,780
#*  Iconix Brand Group, Inc............................ 343,594  14,509,975
#*  Ignite Restaurant Group, Inc.......................   8,497     109,186
*   Insignia Systems, Inc..............................  15,351      47,128
#   International Speedway Corp. Class A............... 160,299   4,860,266
#   Interval Leisure Group, Inc........................ 364,461   7,719,284
#*  iRobot Corp........................................ 217,884   7,052,905
*   Isle of Capri Casinos, Inc.........................  88,432     699,497
#*  ITT Educational Services, Inc...................... 105,162   1,496,455
    Jack in the Box, Inc............................... 306,217  17,512,550
*   Jaclyn, Inc........................................   2,235      12,460
#   JAKKS Pacific, Inc.................................  62,792     391,822
#*  Jamba, Inc.........................................  26,628     317,406
    John Wiley & Sons, Inc. Class A....................  13,586     816,383
#   Johnson Outdoors, Inc. Class A.....................  26,933     621,075
*   Journal Communications, Inc. Class A............... 286,844   3,120,863
*   K12, Inc........................................... 156,723   3,653,213
*   Kate Spade & Co.................................... 101,301   3,832,217
#   KB Home............................................ 693,994  11,312,102
#*  Kirkland's, Inc.................................... 113,206   2,129,405
#*  Kona Grill, Inc....................................  60,289   1,111,126
    Koss Corp..........................................  25,262      66,439
#*  Krispy Kreme Doughnuts, Inc........................ 444,806   6,809,980
    La-Z-Boy, Inc...................................... 342,262   7,201,192
*   Lakeland Industries, Inc...........................  21,528     132,397
*   Lazare Kaplan International, Inc...................   9,600      15,840
*   LeapFrog Enterprises, Inc.......................... 302,428   2,183,530
*   Learning Tree International, Inc...................  40,081      95,393
#*  Libbey, Inc........................................ 206,020   5,364,761
*   Liberty Media Corp.................................   1,044      49,068
*   Liberty Media Corp. Class B........................     522      25,975
*   Liberty Tax, Inc...................................   2,648      92,971
#*  Life Time Fitness, Inc............................. 280,749  11,047,473
#   Lifetime Brands, Inc...............................  59,845   1,017,365
*   LIN Media LLC Class A.............................. 157,975   4,077,335
#   Lincoln Educational Services Corp..................  75,737     279,470
    Lithia Motors, Inc. Class A........................ 165,580  14,711,783
*   Live Nation Entertainment, Inc..................... 568,208  13,188,108
*   Loral Space & Communications, Inc.................. 104,914   7,585,282
*   Luby's, Inc........................................ 245,262   1,231,215
#*  Lumber Liquidators Holdings, Inc................... 185,168  10,039,809
#*  M/I Homes, Inc..................................... 137,009   2,819,645
    Marcus Corp. (The).................................  86,567   1,529,639
#   Marine Products Corp............................... 125,265   1,063,500
#*  MarineMax, Inc..................................... 148,773   2,480,046
*   Marriott Vacations Worldwide Corp.................. 173,480   9,983,774
#*  Martha Stewart Living Omnimedia, Inc. Class A...... 167,410     755,019
#   Matthews International Corp. Class A............... 179,239   7,795,117
#*  Mattress Firm Holding Corp.........................   2,624     122,278

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   McClatchy Co. (The) Class A........................   233,080 $ 1,125,776
    McRae Industries, Inc. Class A.....................     2,500      75,000
#   MDC Holdings, Inc..................................   313,309   8,449,944
#*  Media General, Inc. Class A........................   100,663   2,029,366
    Men's Wearhouse, Inc. (The)........................   374,198  18,829,643
#   Meredith Corp......................................   226,022  10,378,930
*   Meritage Homes Corp................................   271,867  10,412,506
*   Modine Manufacturing Co............................   303,389   4,177,667
*   Monarch Casino & Resort, Inc.......................    77,833     971,356
#   Monro Muffler Brake, Inc...........................   217,236  11,033,416
#*  Motorcar Parts of America, Inc.....................    72,447   1,612,670
    Movado Group, Inc..................................   119,076   4,873,781
*   MTR Gaming Group, Inc..............................    59,127     271,984
#*  Multimedia Games Holding Co., Inc..................    97,834   2,359,756
*   Murphy USA, Inc....................................   176,420   8,718,676
#   NACCO Industries, Inc. Class A.....................    31,780   1,515,588
#*  Nathan's Famous, Inc...............................    20,650   1,026,511
#   National CineMedia, Inc............................   378,785   6,083,287
#*  Nautilus, Inc......................................   220,160   2,192,794
#*  New York & Co., Inc................................   380,682   1,282,898
#   New York Times Co. (The) Class A................... 1,058,947  13,226,248
#   Nexstar Broadcasting Group, Inc. Class A...........   198,694   9,257,153
*   Nobility Homes, Inc................................    13,083     150,455
#   Nutrisystem, Inc...................................   196,384   3,151,963
#*  Office Depot, Inc.................................. 3,360,056  16,833,881
*   Orbitz Worldwide, Inc..............................   663,503   5,872,002
#*  Outerwall, Inc.....................................   159,211   8,759,789
*   Overstock.com, Inc.................................   103,482   1,681,582
#   Oxford Industries, Inc.............................   100,401   5,980,888
*   P&F Industries, Inc. Class A.......................    10,000      80,500
#*  Pacific Sunwear of California, Inc.................   226,616     460,030
    Papa John's International, Inc.....................   290,486  12,110,361
*   Penn National Gaming, Inc..........................   327,619   3,433,447
    Penske Automotive Group, Inc.......................   337,541  15,678,779
#*  Pep Boys-Manny, Moe & Jack (The)...................   304,630   3,222,985
#*  Perfumania Holdings, Inc...........................    15,984     103,896
#*  Perry Ellis International, Inc.....................    75,860   1,395,824
#   PetMed Express, Inc................................    98,009   1,342,723
#   Pier 1 Imports, Inc................................   722,662  10,883,290
#*  Pinnacle Entertainment, Inc........................   220,582   4,808,688
#*  Pizza Inn Holdings, Inc............................     8,932      66,722
#   Pool Corp..........................................   307,638  16,846,257
*   Popeyes Louisiana Kitchen, Inc.....................   157,343   6,340,923
*   QEP Co., Inc.......................................     9,614     177,955
#*  Quantum Fuel Systems Technologies Worldwide, Inc...     1,524       7,818
#*  Quiksilver, Inc....................................   959,608   2,869,228
#*  Radio One, Inc. Class D............................ 1,003,142   4,383,731
#*  RadioShack Corp....................................   398,598     247,131
#*  ReachLocal, Inc....................................     6,488      41,523
#*  Reading International, Inc. Class A................    22,403     179,896
*   Reading International, Inc. Class B................     2,710      32,737
*   Red Lion Hotels Corp...............................    71,498     391,809
*   Red Robin Gourmet Burgers, Inc.....................    98,287   6,325,751

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Regal Entertainment Group Class A.................. 579,533 $11,277,712
#   Regis Corp......................................... 339,175   4,724,708
    Remy International, Inc............................     571      12,665
#   Rent-A-Center, Inc................................. 342,889   8,208,763
#*  Rentrak Corp.......................................  27,336   1,356,959
#   RG Barry Corp......................................  43,359     819,052
#*  Rick's Cabaret International, Inc..................  56,318     624,003
    Rocky Brands, Inc..................................  94,670   1,427,624
#*  Ruby Tuesday, Inc.................................. 336,380   2,021,644
    Ruth's Hospitality Group, Inc...................... 241,435   2,740,287
#   Ryland Group, Inc. (The)........................... 373,823  11,999,718
#   Saga Communications, Inc. Class A..................  18,609     669,924
#   Salem Communications Corp. Class A................. 132,841   1,157,045
#   Scholastic Corp.................................... 108,213   3,832,904
#*  Scientific Games Corp. Class A..................... 530,070   4,526,798
    SeaWorld Entertainment, Inc........................ 133,457   3,716,777
#*  Select Comfort Corp................................ 406,414   8,209,563
#*  Shiloh Industries, Inc............................. 208,939   3,551,963
#   Shoe Carnival, Inc................................. 112,698   2,006,024
#*  Shutterfly, Inc.................................... 265,946  13,116,457
#   Sinclair Broadcast Group, Inc. Class A............. 470,204  15,192,291
*   Sizmek, Inc........................................ 165,200   1,501,668
*   Skechers U.S.A., Inc. Class A...................... 291,503  15,207,712
*   Skullcandy, Inc.................................... 143,064     967,113
*   Skyline Corp.......................................  45,820     215,812
#*  Smith & Wesson Holding Corp........................   5,755      71,074
    Sonic Automotive, Inc. Class A..................... 267,919   6,515,790
#*  Sonic Corp......................................... 400,105   8,262,168
#   Sotheby's.......................................... 101,332   4,017,814
#*  Spanish Broadcasting System, Inc. Class A..........  43,707     235,581
    Spartan Motors, Inc................................ 134,385     577,856
#*  Spectrum Group International, Inc..................      85      42,543
#   Speedway Motorsports, Inc.......................... 122,833   2,142,208
*   Sport Chalet, Inc. Class A.........................  28,319      32,000
*   Sport Chalet, Inc. Class B.........................   4,108       4,622
#   Stage Stores, Inc.................................. 191,573   3,452,145
#   Standard Motor Products, Inc....................... 153,709   5,541,209
#*  Standard Pacific Corp.............................. 349,162   2,632,681
*   Stanley Furniture Co., Inc.........................  35,155      91,051
*   Starz Class B......................................   1,444      42,598
#   Stein Mart, Inc.................................... 205,781   2,671,037
*   Steiner Leisure, Ltd...............................  70,087   2,797,172
#*  Steven Madden, Ltd................................. 471,640  15,021,734
*   Stoneridge, Inc.................................... 164,583   1,805,476
    Strattec Security Corp.............................  12,958     814,151
*   Strayer Education, Inc.............................  43,722   2,265,674
#   Sturm Ruger & Co., Inc.............................  96,306   4,811,448
    Superior Industries International, Inc............. 146,928   2,749,023
    Superior Uniform Group, Inc........................  14,085     292,264
    Sypris Solutions, Inc.............................. 285,243   1,352,052
#*  Systemax, Inc...................................... 125,922   1,721,354
#   Tandy Leather Factory, Inc.........................  41,183     384,649
*   Taylor Morrison Home Corp. Class A................. 145,682   2,590,226

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#*  Tempur Sealy International, Inc.................... 271,532 $   14,855,516
*   Tenneco, Inc....................................... 129,649      8,258,641
#   Texas Roadhouse, Inc............................... 494,026     12,291,367
    Thor Industries, Inc............................... 293,794     15,562,268
#*  Tile Shop Holdings, Inc............................  23,410        236,675
*   Tower International, Inc........................... 127,244      4,008,186
    Town Sports International Holdings, Inc............ 119,284        548,706
    Trans World Entertainment Corp..................... 452,232      1,628,035
#*  Tuesday Morning Corp............................... 159,005      2,617,222
#*  Tumi Holdings, Inc.................................  60,382      1,272,853
#*  Unifi, Inc......................................... 122,873      3,519,083
#*  Universal Electronics, Inc.........................  95,381      4,542,997
    Universal Technical Institute, Inc................. 104,935      1,256,072
#*  UQM Technologies, Inc.............................. 119,010        195,176
*   US Auto Parts Network, Inc......................... 100,864        330,834
    Vail Resorts, Inc.................................. 245,102     18,505,201
    Value Line, Inc....................................  26,515        442,801
#*  Valuevision Media, Inc. Class A.................... 301,375      1,380,297
#*  Vera Bradley, Inc..................................  68,169      1,351,791
#*  Vitacost.com, Inc..................................  18,064        144,151
#*  Vitamin Shoppe, Inc................................ 207,119      8,833,625
#*  VOXX International Corp............................ 137,551      1,363,130
    Walking Co. Holdings, Inc. (The)...................     214          1,712
*   Wells-Gardner Electronics Corp.....................  33,182         40,482
#   Wendy's Co. (The).................................. 834,136      6,798,208
#*  West Marine, Inc................................... 140,892      1,208,853
#*  Wet Seal, Inc. (The) Class A....................... 557,417        513,994
#   Weyco Group, Inc...................................  50,427      1,309,085
*   William Lyon Homes Class A.........................  61,426      1,512,308
#   Winmark Corp.......................................  30,558      2,000,632
#*  Winnebago Industries, Inc.......................... 182,610      4,291,335
#   Wolverine World Wide, Inc.......................... 596,890     14,480,551
#   World Wrestling Entertainment, Inc. Class A........ 161,093      2,010,441
#*  Xanadoo Co. Class A................................     170        105,825
*   Zagg, Inc.......................................... 104,745        535,247
#*  Zumiez, Inc........................................ 200,346      5,579,636
                                                                --------------
Total Consumer Discretionary...........................          1,464,506,424
                                                                --------------
Consumer Staples -- (3.0%)
#   Alico, Inc.........................................  27,106      1,000,482
#*  Alliance One International, Inc.................... 385,962        876,134
    Andersons, Inc. (The).............................. 195,048     10,536,493
#*  Annie's, Inc.......................................  45,969      1,341,375
#   B&G Foods, Inc..................................... 360,217     10,111,291
#*  Boston Beer Co., Inc. (The) Class A................   2,323        511,989
#*  Boulder Brands, Inc................................ 390,259      4,429,440
*   Bridgford Foods Corp...............................  17,169        136,408
#   Cal-Maine Foods, Inc............................... 135,929      9,678,145
    Calavo Growers, Inc................................  79,682      2,748,232
#   Casey's General Stores, Inc........................ 250,117     16,550,242
    CCA Industries, Inc................................  16,064         56,545
*   Central Garden and Pet Co..........................  66,566        611,741
#*  Central Garden and Pet Co. Class A................. 209,669      1,956,212

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
#*  Chefs' Warehouse, Inc. (The).......................  56,461 $   992,020
#*  Chiquita Brands International, Inc................. 272,654   2,614,752
#   Coca-Cola Bottling Co. Consolidated................  36,465   2,545,986
#*  Coffee Holding Co., Inc............................  11,600      72,500
#*  Craft Brew Alliance, Inc...........................  76,962     863,514
*   Darling Ingredients, Inc........................... 768,402  14,384,485
#   Dean Foods Co...................................... 657,198  10,068,273
#*  Diamond Foods, Inc.................................  79,218   2,127,795
#*  Elizabeth Arden, Inc............................... 148,640   3,066,443
#*  Farmer Bros. Co....................................  56,976   1,166,299
#   Fresh Del Monte Produce, Inc....................... 335,773  10,053,044
#*  Fresh Market, Inc. (The)........................... 216,897   6,491,727
*   Glacier Water Services, Inc........................   3,200      61,040
    Golden Enterprises, Inc............................  32,785     133,435
    Ingles Markets, Inc. Class A.......................  70,275   1,723,143
#   Inter Parfums, Inc................................. 189,172   4,943,064
#*  Inventure Foods, Inc...............................  22,383     269,715
    J&J Snack Foods Corp............................... 112,642  10,147,918
    John B. Sanfilippo & Son, Inc......................  61,007   1,613,635
#   Lancaster Colony Corp.............................. 167,282  14,612,083
#   Liberator Medical Holdings, Inc....................  26,723      83,108
#*  Lifeway Foods, Inc.................................  50,414     629,671
#   Limoneira Co.......................................   3,172      69,943
*   Mannatech, Inc.....................................   5,854      71,946
#*  Medifast, Inc......................................  97,068   2,786,822
#   MGP Ingredients, Inc...............................  66,482     535,180
*   National Beverage Corp............................. 140,796   2,413,243
*   Natural Alternatives International, Inc............  20,426     110,913
#*  Natural Grocers by Vitamin Cottage, Inc............  11,321     256,760
#   Nature's Sunshine Products, Inc....................  33,684     520,081
*   Nutraceutical International Corp...................  41,911     967,306
#   Oil-Dri Corp. of America...........................  23,455     684,182
*   Omega Protein Corp................................. 116,641   1,635,307
#   Orchids Paper Products Co..........................  45,879   1,211,206
*   Pantry, Inc. (The)................................. 130,206   2,331,989
*   Pilgrim's Pride Corp............................... 556,837  15,569,162
#*  Post Holdings, Inc................................. 274,439  12,327,800
#   Pricesmart, Inc.................................... 135,773  11,174,118
    Reliv International, Inc...........................  28,122      37,965
#*  Revlon, Inc. Class A............................... 229,810   7,009,205
*   Rite Aid Corp...................................... 644,383   4,310,922
    Rocky Mountain Chocolate Factory, Inc..............  29,081     372,237
#   Roundy's, Inc......................................  19,106      92,282
#   Sanderson Farms, Inc............................... 163,877  14,927,556
*   Scheid Vineyards, Inc. Class A.....................     440      14,795
*   Seaboard Corp......................................   1,738   4,956,776
#*  Seneca Foods Corp. Class A.........................  33,427     956,681
*   Seneca Foods Corp. Class B.........................   2,794      84,938
#   Snyder's-Lance, Inc................................ 356,144   8,835,933
    SpartanNash Co..................................... 195,323   4,093,970
    Spectrum Brands Holdings, Inc...................... 104,239   8,693,533
#*  SUPERVALU, Inc..................................... 709,596   6,506,995
#*  Susser Holdings Corp............................... 150,280  12,047,948

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
*   Tofutti Brands, Inc................................    19,440 $     83,009
#   Tootsie Roll Industries, Inc.......................   146,043    3,845,312
*   TreeHouse Foods, Inc...............................   239,572   17,608,542
#*  United Natural Foods, Inc..........................   128,003    7,503,536
    United-Guardian, Inc...............................    19,179      489,832
#   Universal Corp.....................................   150,231    7,801,496
#*  USANA Health Sciences, Inc.........................    67,939    4,337,905
#   Vector Group, Ltd..................................    70,198    1,441,165
#   Village Super Market, Inc. Class A.................    34,683      815,744
    WD-40 Co...........................................    91,646    6,118,287
#   Weis Markets, Inc..................................   108,295    4,619,865
                                                                  ------------
Total Consumer Staples.................................            329,480,766
                                                                  ------------
Energy -- (4.9%)
#*  Abraxas Petroleum Corp.............................   111,700      569,670
    Adams Resources & Energy, Inc......................    19,183    1,253,417
#   Alon USA Energy, Inc...............................   357,254    4,590,714
#*  Alpha Natural Resources, Inc....................... 1,422,376    4,821,855
    AMEN Properties, Inc...............................        19       11,210
#*  Approach Resources, Inc............................   138,132    2,906,297
*   Barnwell Industries, Inc...........................    32,713      100,102
*   Basic Energy Services, Inc.........................   289,171    6,937,212
#*  Bill Barrett Corp..................................   281,458    6,757,807
*   Black Ridge Oil and Gas, Inc.......................     8,404        5,883
    Bolt Technology Corp...............................    39,030      666,242
#*  Bonanza Creek Energy, Inc..........................   286,924   16,084,959
#*  BPZ Resources, Inc.................................   533,942    1,398,928
#   Bristow Group, Inc.................................   247,822   17,687,056
#*  C&J Energy Services, Inc...........................   347,239   10,403,280
#*  Cal Dive International, Inc........................   364,422      397,220
#*  Callon Petroleum Co................................   273,255    2,699,759
#   CARBO Ceramics, Inc................................   116,026   14,449,878
*   Carrizo Oil & Gas, Inc.............................   374,413   22,992,702
#*  Clayton Williams Energy, Inc.......................    65,813    7,003,161
#*  Clean Energy Fuels Corp............................   409,703    4,080,642
#*  Cloud Peak Energy, Inc.............................   387,647    6,000,776
#   Comstock Resources, Inc............................   292,327    6,916,457
*   Contango Oil & Gas Co..............................    87,012    3,500,493
#   Dawson Geophysical Co..............................    42,474    1,066,097
    Delek US Holdings, Inc.............................   405,974   11,862,560
    DHT Holdings, Inc..................................    47,316      313,232
#*  Diamondback Energy, Inc............................    23,627    1,942,848
#*  Emerald Oil, Inc...................................   335,417    2,461,961
#*  Endeavour International Corp.......................   121,748      171,665
#   Energy XXI Bermuda, Ltd............................   400,033    7,984,659
*   ENGlobal Corp......................................    92,274      257,444
    EnLink Midstream LLC...............................   300,719   11,490,473
*   Era Group, Inc.....................................    84,570    2,266,476
*   Escalera Resources Co..............................    38,812       86,163
    Evolution Petroleum Corp...........................    35,648      378,225
#   Exterran Holdings, Inc.............................   460,275   19,446,619
#*  FieldPoint Petroleum Corp..........................    31,986      159,610
*   Forbes Energy Services, Ltd........................     2,000       10,520

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
#*  Forest Oil Corp....................................   185,781 $   378,993
*   Forum Energy Technologies, Inc.....................    37,438   1,246,311
    GasLog, Ltd........................................   338,361   8,628,205
#*  Gastar Exploration, Inc............................   412,590   2,731,346
#*  Geospace Technologies Corp.........................    78,516   3,159,484
#*  Gevo, Inc..........................................    16,201       8,271
#*  Goodrich Petroleum Corp............................   201,167   3,874,476
#   Green Plains, Inc..................................   252,662   9,472,298
*   Gulf Coast Ultra Deep Royalty Trust................   339,862     812,270
#   Gulf Island Fabrication, Inc.......................    59,317   1,156,682
#   Gulfmark Offshore, Inc. Class A....................   173,009   6,621,054
#*  Halcon Resources Corp..............................   399,570   2,377,442
#*  Harvest Natural Resources, Inc.....................   170,665     737,273
#*  Helix Energy Solutions Group, Inc..................   673,108  17,117,136
#*  Hercules Offshore, Inc.............................   777,124   2,743,248
*   HKN, Inc...........................................     2,360     167,678
#*  Hornbeck Offshore Services, Inc....................   237,104  10,361,445
#*  Houston American Energy Corp.......................    59,887      18,565
#*  ION Geophysical Corp............................... 1,030,774   3,865,403
#*  Key Energy Services, Inc...........................   960,213   5,895,708
*   Kodiak Oil & Gas Corp..............................   265,138   4,120,245
#*  Lucas Energy, Inc..................................    78,003      39,735
#*  Magnum Hunter Resources Corp.......................   322,707   2,075,006
#*  Matador Resources Co...............................   499,340  13,502,154
*   Matrix Service Co..................................   183,049   4,914,866
#*  McDermott International, Inc.......................   758,472   5,536,846
#*  Mexco Energy Corp..................................     6,572      46,333
#*  Midstates Petroleum Co., Inc.......................    12,793      81,619
#*  Miller Energy Resources, Inc.......................       789       3,858
*   Mitcham Industries, Inc............................    56,352     730,885
*   Natural Gas Services Group, Inc....................    62,296   1,943,635
#*  Newpark Resources, Inc.............................   565,198   6,912,372
*   Nordic American Offshore, Ltd......................        27         494
#   Nordic American Tankers, Ltd.......................     3,153      27,147
#*  Northern Oil and Gas, Inc..........................   365,394   5,879,189
#*  Nuverra Environmental Solutions, Inc...............    99,029   1,843,920
#*  Overseas Shipholding Group, Inc....................   100,481     688,295
#*  Pacific Drilling SA................................    68,941     656,318
#   Panhandle Oil and Gas, Inc. Class A................    33,319   2,146,410
*   Parker Drilling Co.................................   746,608   4,614,037
    PBF Energy, Inc. Class A...........................   183,056   4,960,818
*   PDC Energy, Inc....................................   254,268  13,796,582
#*  Penn Virginia Corp.................................   400,329   5,212,284
#*  PetroQuest Energy, Inc.............................   440,374   2,822,797
#*  PHI, Inc. Non-Voting...............................    47,624   1,878,767
#*  PHI, Inc. Voting...................................     4,419     163,370
*   Pioneer Energy Services Corp.......................   331,584   4,877,601
#*  PostRock Energy Corp...............................    23,314      31,474
*   Pyramid Oil Co.....................................    17,796      96,988
#*  Renewable Energy Group, Inc........................   154,839   1,734,197
*   REX American Resources Corp........................    21,400   1,805,090
#*  Rex Energy Corp....................................   399,433   5,508,181
#*  RigNet, Inc........................................    47,801   2,658,692

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
#*   Ring Energy, Inc...................................     7,290 $    126,117
*    Rosetta Resources, Inc.............................    98,175    5,013,797
#*   Royale Energy, Inc.................................    10,018       37,668
#*   Saratoga Resources, Inc............................       548          899
#    Scorpio Tankers, Inc............................... 1,098,787   10,317,610
#*   SEACOR Holdings, Inc...............................   127,655    9,696,674
#    SemGroup Corp. Class A.............................   263,275   20,293,237
#    Ship Finance International, Ltd....................   462,442    8,416,444
#*   Steel Excel, Inc...................................    32,698    1,099,470
#*   Stone Energy Corp..................................   369,400   14,055,670
#*   Swift Energy Co....................................   151,326    1,672,152
#*   Synergy Resources Corp.............................   515,850    5,426,742
#*   Synthesis Energy Systems, Inc......................    48,546       65,052
o#*  Syntoleum Corp.....................................    12,079       45,107
     Targa Resources Corp...............................    63,806    8,135,265
#    Teekay Corp........................................    85,326    4,749,245
#    Teekay Tankers, Ltd. Class A.......................     3,990       15,880
#    Tesco Corp.........................................   162,284    3,167,784
#*   TETRA Technologies, Inc............................   492,710    5,424,737
*    TGC Industries, Inc................................    95,637      375,853
#    Tidewater, Inc.....................................    51,109    2,415,922
#*   Triangle Petroleum Corp............................   557,142    6,017,134
*    Unit Corp..........................................    97,162    6,155,213
#*   Uranium Energy Corp................................    38,948       68,938
#*   US Energy Corp. Wyoming............................    10,000       41,100
#*   Vaalco Energy, Inc.................................   383,721    2,647,675
#    W&T Offshore, Inc..................................   461,467    6,188,272
*    Warren Resources, Inc..............................   423,843    2,496,435
#    Western Refining, Inc..............................   472,105   19,337,421
*    Westmoreland Coal Co...............................    70,770    3,049,479
*    Willbros Group, Inc................................   331,559    3,842,769
#*   Zion Oil & Gas, Inc................................     9,773       18,960
                                                                   ------------
Total Energy............................................            535,232,486
                                                                   ------------
Financials -- (13.2%)
*    1st Constitution Bancorp...........................     1,951       19,715
#    1st Source Corp....................................   144,437    4,100,566
#    1st United Bancorp, Inc............................    50,975      425,641
#*   A-Mark Precious Metals, Inc........................    21,404      253,637
     Access National Corp...............................    33,310      532,960
#    Alexander & Baldwin, Inc...........................   288,208   11,000,899
     Alliance Bancorp, Inc. of Pennsylvania.............     3,510       55,739
#*   Altisource Asset Management Corp...................    10,675    6,543,988
#*   Altisource Portfolio Solutions SA..................   121,858   13,206,970
#*   Ambac Financial Group, Inc.........................   256,356    5,809,027
     Ameriana Bancorp...................................     2,912       42,224
     American Equity Investment Life Holding Co.........   472,746   10,466,596
#*   American Independence Corp.........................     1,537       18,598
#    American National Bankshares, Inc..................    23,894      513,960
     American National Insurance Co.....................         5          545
*    American River Bankshares..........................     7,326       66,886
o*   American Spectrum Realty, Inc......................     3,652        6,135
     Ameris Bancorp.....................................   137,021    2,992,539

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    AMERISAFE, Inc.....................................   114,463 $ 4,189,346
#   AmeriServ Financial, Inc...........................   278,158     884,542
#   Amtrust Financial Services, Inc....................   355,389  15,153,787
    Argo Group International Holdings, Ltd.............   135,966   6,772,466
#   Arrow Financial Corp...............................    45,359   1,152,119
    ASB Financial Corp.................................       900      11,700
    Aspen Insurance Holdings, Ltd......................   393,938  15,761,459
#   Associated Banc-Corp...............................   804,520  14,416,998
*   Asta Funding, Inc..................................    48,129     403,321
#   Astoria Financial Corp.............................   624,302   8,041,010
    Atlantic American Corp.............................    20,640      84,418
*   Atlantic Coast Financial Corp......................       143         596
*   Atlanticus Holdings Corp...........................    73,372     195,170
    Auburn National Bancorporation, Inc................     2,786      68,758
#*  AV Homes, Inc......................................    46,957     732,060
    Baldwin & Lyons, Inc. Class A......................     1,471      35,253
#   Baldwin & Lyons, Inc. Class B......................    32,939     813,593
#   Banc of California, Inc............................    42,192     500,819
#   Bancfirst Corp.....................................    51,649   3,145,424
#*  Bancorp, Inc.......................................   224,519   2,132,930
#   BancorpSouth, Inc..................................   654,367  13,656,639
    Bank Mutual Corp...................................   135,527     817,228
    Bank of Commerce Holdings..........................     4,992      31,599
#   Bank of Hawaii Corp................................   313,616  17,932,563
#   Bank of Kentucky Financial Corp (The)..............     3,833     132,430
#   Bank of the Ozarks, Inc............................   526,236  16,192,282
#   BankFinancial Corp.................................    76,370     780,501
    BankUnited, Inc....................................    26,800     837,232
    Banner Corp........................................   125,090   5,033,622
#   Bar Harbor Bankshares..............................    19,129     522,222
    BBCN Bancorp, Inc..................................   559,914   8,409,908
#*  BBX Capital Corp. Class A..........................    60,353   1,091,182
#   BCB Bancorp, Inc...................................    18,073     235,853
*   Bear State Financial, Inc..........................    11,406      95,582
*   Beneficial Mutual Bancorp, Inc.....................   311,568   4,075,309
#   Berkshire Bancorp, Inc.............................    10,144      78,616
    Berkshire Hills Bancorp, Inc.......................   110,084   2,660,730
#*  BFC Financial Corp. Class A........................    48,033     177,722
    BGC Partners, Inc. Class A......................... 1,177,849   9,222,558
#   BNC Bancorp........................................       214       3,548
*   BNCCORP, Inc.......................................     3,900      70,200
#*  BofI Holding, Inc..................................   107,728   8,035,432
    Boston Private Financial Holdings, Inc.............   538,021   6,714,502
#   Bridge Bancorp, Inc................................     9,830     234,937
#*  Bridge Capital Holdings............................     5,847     124,717
#   Brookline Bancorp, Inc.............................   428,619   3,870,430
#   Bryn Mawr Bank Corp................................    58,574   1,727,933
    C&F Financial Corp.................................     1,705      58,430
    Calamos Asset Management, Inc. Class A.............   131,139   1,555,309
    California First National Bancorp..................    14,701     214,341
#   Camden National Corp...............................    33,314   1,180,315
    Cape Bancorp, Inc..................................     6,168      63,962
*   Capital Bank Financial Corp. Class A...............    19,075     434,529

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Capital City Bank Group, Inc.......................  50,366 $   676,415
o   Capital Properties, Inc., 5.000%...................   2,340       2,291
#*  Capital Properties, Inc. Class A...................   2,600      26,650
    Capital Southwest Corp.............................  27,696     970,468
#   Capitol Federal Financial, Inc..................... 895,340  10,475,478
#   Cardinal Financial Corp............................ 194,017   3,426,340
*   Cascade Bancorp....................................  80,089     434,082
#   Cash America International, Inc.................... 174,098   7,728,210
#   Cathay General Bancorp............................. 515,573  13,193,513
    Centerstate Banks, Inc............................. 116,322   1,212,075
    Central Pacific Financial Corp.....................  68,230   1,221,317
#   Century Bancorp, Inc. Class A......................   5,255     184,030
#   Charter Financial Corp.............................  27,896     305,461
    Chemical Financial Corp............................ 142,155   3,923,478
    Chicopee Bancorp, Inc..............................   9,906     163,251
    Citizens Community Bancorp, Inc....................   1,592      14,010
*   Citizens First Corp................................     400       4,540
#   Citizens Holding Co................................   2,717      51,786
#*  Citizens, Inc...................................... 195,193   1,315,601
#   City Holding Co....................................  73,788   3,073,270
    CKX Lands, Inc.....................................   5,107      86,385
#   Clifton Bancorp, Inc...............................  99,565   1,230,623
#   CNB Financial Corp.................................  20,597     340,468
    CNO Financial Group, Inc........................... 978,475  15,831,725
#   CoBiz Financial, Inc............................... 165,665   1,875,328
    Codorus Valley Bancorp, Inc........................   2,377      49,869
#   Cohen & Steers, Inc................................  14,801     614,390
*   Colonial Financial Services, Inc...................     728       9,009
*   Colony Bankcorp, Inc...............................  10,672      67,554
#   Columbia Banking System, Inc....................... 324,475   8,270,868
    Commercial National Financial Corp.................   3,979      83,559
#   Community Bank System, Inc......................... 256,125   9,023,284
    Community Trust Bancorp, Inc.......................  80,599   2,820,159
    Community West Bancshares..........................   6,650      46,484
#*  CommunityOne Bancorp...............................     214       1,971
    ConnectOne Bancorp, Inc............................  52,577     998,963
#   Consolidated-Tomoka Land Co........................  18,840     840,641
*   Consumer Portfolio Services, Inc...................  59,620     432,841
#*  Cowen Group, Inc. Class A.......................... 459,717   1,838,868
#   Crawford & Co. Class A.............................  95,513     756,463
#   Crawford & Co. Class B.............................  67,419     620,255
#*  Credit Acceptance Corp.............................  66,220   7,530,869
#*  Customers Bancorp, Inc.............................  28,373     537,950
#   CVB Financial Corp................................. 706,860  10,807,889
#   Diamond Hill Investment Group, Inc.................     985     125,863
#   Dime Community Bancshares, Inc..................... 233,718   3,533,816
#   Donegal Group, Inc. Class A........................  65,623     989,595
#   Donegal Group, Inc. Class B........................   5,267     116,401
#*  Doral Financial Corp...............................   6,346      32,301
    Eagle Bancorp Montana, Inc.........................     225       2,406
#*  Eastern Virginia Bankshares, Inc...................     590       3,729
#*  eHealth, Inc.......................................  94,514   1,956,440
#   EMC Insurance Group, Inc...........................  37,861   1,114,249

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Employers Holdings, Inc............................   191,538 $ 4,079,759
#*  Encore Capital Group, Inc..........................   178,877   7,598,695
    Endurance Specialty Holdings, Ltd..................   291,711  15,428,595
#*  Enstar Group, Ltd..................................    42,826   5,909,988
#   Enterprise Bancorp, Inc............................    10,055     197,179
    Enterprise Financial Services Corp.................    63,216   1,103,119
#   ESB Financial Corp.................................    62,464     776,428
    ESSA Bancorp, Inc..................................    44,575     515,733
#   Evans Bancorp, Inc.................................     3,162      73,991
#   EverBank Financial Corp............................   280,566   5,330,754
    Evercore Partners, Inc. Class A....................   240,876  13,142,195
#*  Ezcorp, Inc. Class A...............................   228,860   2,240,539
#*  Farmers Capital Bank Corp..........................     9,226     217,826
    FBL Financial Group, Inc. Class A..................   112,288   4,803,681
    Federal Agricultural Mortgage Corp. Class A........     2,089      48,569
    Federal Agricultural Mortgage Corp. Class C........    56,648   1,651,289
#   Federated Investors, Inc. Class B..................   112,274   3,168,372
#   Federated National Holding Co......................    60,513   1,220,547
#   Fidelity Southern Corp.............................    23,882     330,766
#   Financial Engines, Inc.............................    38,319   1,492,525
    Financial Institutions, Inc........................    55,459   1,231,190
*   First Acceptance Corp..............................    13,967      32,264
#   First American Financial Corp......................   453,663  12,312,414
#   First Bancorp, Inc.................................    32,161     527,762
*   First BanCorp.(318672706)..........................   257,990   1,326,069
#   First Bancorp.(318910106)..........................    55,509     892,585
*   First Bancshares, Inc..............................     1,345      10,760
#   First Bancshares, Inc. (The).......................       921      13,308
    First Busey Corp...................................   359,843   1,997,129
#   First Business Financial Services, Inc.............     2,089      91,122
*   First Cash Financial Services, Inc.................   182,519  10,295,897
    First Citizens BancShares, Inc. Class A............    12,599   2,801,388
#   First Commonwealth Financial Corp..................   593,951   5,084,221
    First Community Bancshares, Inc....................    62,923     925,597
#   First Connecticut Bancorp, Inc.....................     2,700      40,176
    First Defiance Financial Corp......................    43,804   1,183,146
#   First Federal of Northern Michigan Bancorp, Inc....    32,874     186,067
#   First Financial Bancorp............................   379,730   6,204,788
#   First Financial Bankshares, Inc....................   266,336   7,824,952
#   First Financial Corp...............................    56,698   1,738,361
    First Financial Northwest, Inc.....................    51,130     537,888
*   First Financial Service Corp.......................     5,202      19,508
#   First Horizon National Corp........................ 1,133,887  13,357,189
    First Interstate Bancsystem, Inc...................    97,460   2,543,706
#*  First Marblehead Corp. (The).......................    12,935      65,710
    First Merchants Corp...............................   243,049   4,843,967
    First Midwest Bancorp, Inc.........................   477,338   7,732,876
*   First NBC Bank Holding Co..........................     2,807      89,235
o*  First Place Financial Corp.........................   151,301          15
    First South Bancorp, Inc...........................    20,886     159,569
*   First United Corp..................................     9,289      79,142
#   First West Virginia Bancorp........................        63       1,198
    FirstMerit Corp....................................   289,834   5,101,078

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   Flagstar Bancorp, Inc..............................   168,218 $ 3,078,389
#   Flushing Financial Corp............................   174,038   3,233,626
#   FNB Corp........................................... 1,057,125  13,002,637
#*  Forestar Group, Inc................................   211,930   3,963,091
*   Fortegra Financial Corp............................     1,191       8,301
#   Fox Chase Bancorp, Inc.............................    44,680     751,518
#*  Franklin Financial Corp............................       701      13,943
    Fulton Financial Corp.............................. 1,221,137  13,847,694
#   FXCM, Inc. Class A.................................   161,762   2,203,198
#   Gain Capital Holdings, Inc.........................   103,305     657,020
*   GAINSCO, Inc.......................................       220       1,980
#   GAMCO Investors, Inc. Class A......................    23,386   1,792,069
#   German American Bancorp, Inc.......................    31,150     805,227
#   GFI Group, Inc.....................................   503,138   2,279,215
#   Glacier Bancorp, Inc...............................   490,069  12,977,027
#*  Global Indemnity P.L.C.............................    60,537   1,509,187
    Gouverneur Bancorp, Inc............................     1,695      23,645
    Great Southern Bancorp, Inc........................    48,409   1,509,393
#*  Green Dot Corp. Class A............................   227,018   4,084,054
#   Greenhill & Co., Inc...............................   197,036   9,018,338
*   Greenlight Capital Re, Ltd. Class A................   168,207   5,443,179
#   Griffin Land & Nurseries, Inc......................    20,710     551,093
#   Guaranty Bancorp...................................    37,821     491,673
    Guaranty Federal Bancshares, Inc...................     2,800      35,504
*   Hallmark Financial Services, Inc...................    73,192     656,532
#   Hampden Bancorp, Inc...............................     2,924      50,366
#*  Hampton Roads Bankshares, Inc......................     3,123       5,153
    Hancock Holding Co.................................   112,226   3,640,611
#   Hanmi Financial Corp...............................   206,093   4,352,684
    Hanover Insurance Group, Inc. (The)................   284,686  16,457,698
    Harleysville Savings Financial Corp................     1,615      27,455
*   Harris & Harris Group, Inc.........................   113,497     354,111
    Hawthorn Bancshares, Inc...........................       755       9,362
#   HCI Group, Inc.....................................    72,621   2,897,578
#   Heartland Financial USA, Inc.......................    54,381   1,295,899
#   Heritage Commerce Corp.............................    50,849     406,792
    Heritage Financial Corp............................    99,579   1,584,302
    Heritage Financial Group, Inc......................     7,167     144,057
    HF Financial Corp..................................     8,198     110,427
    HFF, Inc. Class A..................................   248,008   8,422,352
*   Hilltop Holdings, Inc..............................   567,961  11,643,200
#   Hingham Institution for Savings....................     4,073     336,348
*   HMN Financial, Inc.................................    31,110     371,142
*   Home Bancorp, Inc..................................       921      20,188
#   Home BancShares, Inc...............................   393,967  11,842,648
#   HomeStreet, Inc....................................     1,300      22,672
*   HomeTrust Bancshares, Inc..........................     4,982      75,776
    HopFed Bancorp, Inc................................     7,872      94,779
    Horace Mann Educators Corp.........................   250,160   7,167,084
#   Horizon Bancorp....................................     5,483     116,898
#   Hudson Valley Holding Corp.........................    32,874     571,679
    Iberiabank Corp....................................   206,609  13,555,616
*   ICG Group, Inc.....................................   225,396   3,813,700

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Independence Holding Co............................    76,440 $   956,264
#   Independent Bank Corp.(453836108)..................   141,277   5,158,023
#   Independent Bank Corp.(453838609)..................    28,411     376,162
    Independent Bank Group, Inc........................     4,281     205,531
    Infinity Property & Casualty Corp..................    47,846   3,098,507
    Interactive Brokers Group, Inc. Class A............   369,193   8,496,977
*   InterGroup Corp. (The).............................     1,860      36,698
#   International Bancshares Corp......................   327,019   8,289,932
    Intervest Bancshares Corp. Class A.................    14,332     114,369
#*  INTL. FCStone, Inc.................................    72,842   1,427,703
*   Investment Technology Group, Inc...................   144,204   2,637,491
#   Investors Bancorp, Inc............................. 1,522,976  15,762,802
#   Investors Title Co.................................     5,690     393,122
*   Jacksonville Bancorp, Inc..........................        80         839
#   Janus Capital Group, Inc...........................   404,789   4,610,547
#   JMP Group, Inc.....................................    79,754     537,542
#*  JW Mays, Inc.......................................       200      12,219
#*  KCG Holdings, Inc. Class A.........................    88,017   1,005,154
#*  Kearny Financial Corp..............................   167,091   2,518,061
#   Kemper Corp........................................   339,037  11,734,071
    Kennedy-Wilson Holdings, Inc.......................   442,696  10,359,086
    Kentucky First Federal Bancorp.....................    11,174      95,873
#*  Ladenburg Thalmann Financial Services, Inc.........   170,365     533,242
    Lake Shore Bancorp, Inc............................       537       6,632
    Lakeland Bancorp, Inc..............................   145,588   1,461,704
#   Lakeland Financial Corp............................    83,471   3,037,510
    Landmark Bancorp, Inc..............................     4,441      94,016
    Life Partners Holdings, Inc........................    59,461     121,895
    LNB Bancorp, Inc...................................    32,149     389,324
#   Louisiana Bancorp, Inc.............................     1,387      27,282
    LSB Financial Corp.................................       291      11,797
#   Macatawa Bank Corp.................................   113,670     534,249
*   Magyar Bancorp, Inc................................     1,800      13,905
#   Maiden Holdings, Ltd...............................   376,760   4,325,205
#   MainSource Financial Group, Inc....................    74,219   1,211,996
*   Malvern Bancorp, Inc...............................     2,604      28,644
    Manning & Napier, Inc..............................    32,062     549,863
    MarketAxess Holdings, Inc..........................   246,974  13,887,348
    Marlin Business Services Corp......................    48,793     897,791
#*  Maui Land & Pineapple Co., Inc.....................    16,899     123,363
#   MB Financial, Inc..................................   344,197   9,272,667
#*  MBIA, Inc.......................................... 1,321,439  12,659,386
*   MBT Financial Corp.................................    13,337      68,019
#   MCG Capital Corp...................................   336,744   1,336,874
#   Meadowbrook Insurance Group, Inc...................   199,968   1,205,807
#   Medallion Financial Corp...........................   134,395   1,497,160
#   Mercantile Bank Corp...............................    32,883     628,723
#   Merchants Bancshares, Inc..........................    30,722     892,781
    Mercury General Corp...............................   216,754  10,668,632
#*  Meridian Bancorp, Inc..............................    88,539     961,534
#   Meta Financial Group, Inc..........................    11,034     406,051
*   Metro Bancorp, Inc.................................    84,977   1,950,222
#*  MGIC Investment Corp...............................   675,535   4,992,204

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    MicroFinancial, Inc................................  40,915 $   312,591
    Mid Penn Bancorp, Inc..............................   2,649      41,907
#   MidSouth Bancorp, Inc..............................  23,790     463,905
#   MidWestOne Financial Group, Inc....................     741      17,414
#   Montpelier Re Holdings, Ltd........................ 263,090   7,769,048
*   MSB Financial Corp.................................   1,000       8,000
    MutualFirst Financial, Inc.........................  10,911     209,819
#   National Bank Holdings Corp. Class A...............  20,931     414,643
#   National Interstate Corp...........................  51,037   1,382,592
    National Penn Bancshares, Inc...................... 919,302   9,468,811
#   National Western Life Insurance Co. Class A........   4,334   1,044,494
*   Nationstar Mortgage Holdings, Inc..................   3,586     109,409
*   Naugatuck Valley Financial Corp....................   1,596      12,608
*   Navigators Group, Inc. (The).......................  74,701   4,541,821
#   NBT Bancorp, Inc................................... 216,232   5,053,342
    Nelnet, Inc. Class A............................... 199,214   8,213,593
#   New Hampshire Thrift Bancshares, Inc...............   8,785     131,775
#*  NewBridge Bancorp..................................  74,351     556,889
#*  NewStar Financial, Inc............................. 183,769   2,082,103
    Nicholas Financial, Inc............................   4,051      52,744
*   North Valley Bancorp...............................     377       7,932
    Northeast Bancorp..................................     493       4,580
    Northeast Community Bancorp, Inc...................  11,679      81,403
#   Northfield Bancorp, Inc............................ 280,801   3,583,021
#   Northrim BanCorp, Inc..............................  15,577     381,637
    Northway Financial, Inc............................   5,279     102,518
#   Northwest Bancshares, Inc.......................... 589,335   7,307,754
#   Norwood Financial Corp.............................   1,963      57,104
#   Ocean Shore Holding Co.............................   3,443      50,199
    OceanFirst Financial Corp..........................  82,631   1,314,659
#   OFG Bancorp........................................ 304,018   4,852,127
    Ohio Valley Banc Corp..............................   6,595     149,970
    Old Line Bancshares, Inc...........................   4,075      57,091
#   Old National Bancorp............................... 632,371   8,461,124
#*  Old Second Bancorp, Inc............................  46,326     224,218
    OmniAmerican Bancorp, Inc..........................  56,434   1,394,484
    OneBeacon Insurance Group, Ltd. Class A............ 140,639   2,081,457
    Oppenheimer Holdings, Inc. Class A.................  26,973     615,524
    Oritani Financial Corp............................. 299,387   4,430,928
    Pacific Continental Corp...........................  75,009   1,008,121
*   Pacific Mercantile Bancorp.........................   8,605      60,407
#*  Pacific Premier Bancorp, Inc.......................  29,554     422,622
    PacWest Bancorp.................................... 529,478  22,063,348
#   Park National Corp.................................  66,464   5,007,398
    Park Sterling Corp................................. 128,757     883,273
#*  Patriot National Bancorp, Inc......................   3,100       6,231
#   Peapack Gladstone Financial Corp...................  45,193     836,070
#   Penns Woods Bancorp, Inc...........................  16,245     697,073
    Peoples Bancorp....................................     555      14,025
    Peoples Bancorp of North Carolina, Inc.............   3,975      65,309
#   Peoples Bancorp, Inc...............................  35,923     838,084
#*  PHH Corp........................................... 320,747   7,489,442
#*  Phoenix Cos., Inc. (The)...........................  17,230     954,714

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  PICO Holdings, Inc................................. 129,744 $ 2,873,830
#   Pinnacle Financial Partners, Inc................... 227,067   8,401,479
#*  Piper Jaffray Cos..................................  66,404   3,426,446
    Platinum Underwriters Holdings, Ltd................ 185,551  10,873,289
*   Popular, Inc.......................................  22,673     723,269
*   Porter Bancorp, Inc................................   9,708       9,514
#*  Portfolio Recovery Associates, Inc................. 340,833  20,095,514
#*  Preferred Bank.....................................  19,138     424,672
    Premier Financial Bancorp, Inc.....................  30,814     481,931
    Primerica, Inc..................................... 372,095  17,146,138
    Primus Guaranty, Ltd...............................  52,225      92,438
    PrivateBancorp, Inc................................ 523,353  15,072,566
    ProAssurance Corp..................................  35,708   1,557,940
    Provident Financial Holdings, Inc..................  45,283     645,283
    Provident Financial Services, Inc.................. 291,466   4,870,397
    Prudential Bancorp, Inc............................   7,693      89,239
#   Pulaski Financial Corp.............................  39,714     447,577
#   Pzena Investment Management, Inc. Class A..........  62,287     648,408
#   QC Holdings, Inc...................................  67,835     172,979
#   Radian Group, Inc.................................. 466,486   5,905,713
#   RCS Capital Corp. Class A..........................  36,507     752,774
#*  Regional Management Corp...........................  13,621     221,477
#   Renasant Corp...................................... 137,041   3,891,964
#   Republic Bancorp, Inc. Class A.....................  76,190   1,772,179
#*  Republic First Bancorp, Inc........................  21,386      94,098
#   Resource America, Inc. Class A..................... 110,837   1,044,085
*   Riverview Bancorp, Inc.............................  37,965     145,026
#   RLI Corp........................................... 260,647  11,140,053
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   8,295      16,839
#   S&T Bancorp, Inc................................... 143,943   3,502,133
#*  Safeguard Scientifics, Inc......................... 121,690   2,415,546
    Safety Insurance Group, Inc........................ 102,202   5,111,122
    Salisbury Bancorp, Inc.............................   2,458      67,890
#   Sandy Spring Bancorp, Inc.......................... 127,587   2,986,812
    SB Financial Group, Inc............................     790       6,889
#*  Seacoast Banking Corp. of Florida..................  31,661     327,691
*   Select Bancorp, Inc................................   2,400      16,200
    Selective Insurance Group, Inc..................... 323,016   7,200,027
*   Shore Bancshares, Inc..............................  16,489     145,928
    SI Financial Group, Inc............................   6,862      74,315
#   Sierra Bancorp.....................................  35,875     566,825
#   Simmons First National Corp. Class A...............  90,297   3,578,470
    Simplicity Bancorp, Inc............................  17,616     285,379
    South State Corp................................... 150,082   8,721,265
*   Southcoast Financial Corp..........................      13          89
o   Southern Community Financial Corp..................  57,808      53,513
*   Southern First Bancshares, Inc.....................   3,037      42,670
    Southern Missouri Bancorp, Inc.....................   1,107      39,575
#   Southern National Bancorp of Virginia, Inc.........     493       5,300
#   Southside Bancshares, Inc..........................  84,173   2,467,111
    Southwest Bancorp, Inc.............................  86,861   1,339,397
    Southwest Georgia Financial Corp...................   1,844      27,300
#*  St Joe Co. (The)................................... 285,095   6,511,570

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    StanCorp Financial Group, Inc......................   233,926 $14,115,095
#   State Auto Financial Corp..........................   128,461   2,711,812
    Sterling Bancorp...................................   422,610   5,029,059
#   Stewart Information Services Corp..................   137,122   4,040,985
*   Stifel Financial Corp..............................   372,488  17,056,226
#   Stock Yards Bancorp, Inc...........................    59,324   1,736,413
#*  Stratus Properties, Inc............................    26,622     415,303
*   Suffolk Bancorp....................................    78,876   1,597,239
#   Summit State Bank..................................       195       2,455
#*  Sun Bancorp, Inc...................................   258,886     973,411
    Susquehanna Bancshares, Inc........................ 1,130,817  11,511,717
#   Sussex Bancorp.....................................    10,149      95,401
*   SWS Group, Inc.....................................    72,807     521,298
    Symetra Financial Corp.............................   600,793  13,698,080
    Synovus Financial Corp.............................   491,566  11,576,379
#*  Taylor Capital Group, Inc..........................    73,897   1,575,484
#   TCF Financial Corp................................. 1,182,505  18,695,404
#*  Tejon Ranch Co.....................................   130,526   3,733,044
    Territorial Bancorp, Inc...........................    41,901     842,210
#   Teton Advisors, Inc. Class A.......................       311      14,617
*   Texas Capital Bancshares, Inc......................   297,042  15,461,036
    TF Financial Corp..................................     7,379     311,615
    Timberland Bancorp, Inc............................    76,238     782,964
#   Tompkins Financial Corp............................    48,400   2,152,832
#   Tower Group International, Ltd.....................   219,718     472,394
#   TowneBank..........................................    92,522   1,367,475
#*  Tree.com, Inc......................................    56,523   1,442,467
#   Trico Bancshares...................................    76,235   1,705,377
#*  Trinity Place Holdings, Inc........................    34,797     203,562
#*  TriState Capital Holdings, Inc.....................     3,630      35,538
#   TrustCo Bank Corp..................................   594,815   3,919,831
#   Trustmark Corp.....................................   417,824   9,622,487
#   UMB Financial Corp.................................   274,716  15,557,167
    Umpqua Holdings Corp...............................   641,190  10,848,935
*   Unico American Corp................................    11,600     145,812
#   Union Bankshares Corp..............................   192,145   4,588,423
    Union Bankshares, Inc..............................     2,252      55,106
    United Bancshares, Inc.............................       900      13,365
#   United Bankshares, Inc.............................   369,648  11,858,308
#   United Community Banks, Inc........................   330,079   5,462,807
#   United Community Financial Corp....................   503,382   2,164,543
    United Financial Bancorp, Inc......................   228,032   2,891,446
#   United Fire Group, Inc.............................   108,670   3,071,014
*   United Security Bancshares.........................    28,583     167,211
    Unity Bancorp, Inc.................................     8,514      76,626
#   Universal Insurance Holdings, Inc..................   248,715   2,999,503
#   Univest Corp. of Pennsylvania......................    65,616   1,241,455
#   Valley National Bancorp............................   437,851   4,194,613
    ViewPoint Financial Group, Inc.....................   264,130   6,640,228
    Virtus Investment Partners, Inc....................    42,468   8,708,063
    VSB Bancorp, Inc...................................     1,037      11,988
#*  Walker & Dunlop, Inc...............................    62,463     852,620
#   Washington Federal, Inc............................   648,720  13,597,171

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#   Washington Trust Bancorp, Inc.....................    75,030 $    2,581,032
    Waterstone Financial, Inc.........................    81,786        902,100
    Wayne Savings Bancshares, Inc.....................     2,043         25,660
    Webster Financial Corp............................   609,786     17,482,565
#   WesBanco, Inc.....................................   132,536      3,960,176
#   West Bancorporation, Inc..........................    62,643        912,082
#   Westamerica Bancorporation........................   160,156      7,658,660
*   Western Alliance Bancorp..........................   595,142     13,628,752
    Westfield Financial, Inc..........................   111,892        807,860
    Westwood Holdings Group, Inc......................    29,368      1,580,292
    Wilshire Bancorp, Inc.............................   539,095      5,078,275
    Wintrust Financial Corp...........................   290,180     13,444,039
#*  WisdomTree Investments, Inc.......................   904,098      9,276,045
#*  World Acceptance Corp.............................    62,914      5,101,067
*   Wright Investors' Service Holdings, Inc...........    13,860         26,334
    WSFS Financial Corp...............................     8,346        597,490
    WVS Financial Corp................................     4,423         48,299
*   Yadkin Financial Corp.............................    18,727        347,573
#*  ZipRealty, Inc....................................   103,092        693,809
                                                                 --------------
Total Financials......................................            1,441,989,187
                                                                 --------------
Health Care -- (7.5%)
#   Abaxis, Inc.......................................    48,759      2,311,664
#*  Acadia Healthcare Co., Inc........................   297,718     14,189,240
#*  Accelerate Diagnostics, Inc.......................    10,203        185,491
#*  Accretive Health, Inc.............................     5,000         42,100
#*  Accuray, Inc......................................   343,605      2,704,171
#*  Achillion Pharmaceuticals, Inc....................    13,511         92,550
#*  Acorda Therapeutics, Inc..........................   211,500      6,190,605
#*  Adcare Health Systems, Inc........................       970          4,569
*   Addus HomeCare Corp...............................    63,253      1,400,421
#*  Affymetrix, Inc...................................   451,928      3,886,581
#*  Air Methods Corp..................................   265,561     13,344,440
#*  Akorn, Inc........................................   632,174     21,449,664
#*  Albany Molecular Research, Inc....................   231,465      4,407,094
*   Alere, Inc........................................   156,146      6,245,840
#*  Alexza Pharmaceuticals, Inc.......................     2,100         10,143
#*  Alliance HealthCare Services, Inc.................    44,857      1,280,667
*   Allied Healthcare Products, Inc...................    13,770         28,366
*   Allscripts Healthcare Solutions, Inc.............. 1,211,029     19,279,582
*   Almost Family, Inc................................    34,835        816,532
*   Alphatec Holdings, Inc............................   255,458        357,641
#*  AMAG Pharmaceuticals, Inc.........................    80,969      1,545,698
#*  Amedisys, Inc.....................................   187,630      3,786,373
*   American Shared Hospital Services.................    10,189         29,497
*   AMN Healthcare Services, Inc......................   281,017      3,681,323
*   Amsurg Corp.......................................   202,358      9,664,618
#   Analogic Corp.....................................    74,440      5,352,980
*   AngioDynamics, Inc................................   162,172      2,367,711
*   ANI Pharmaceuticals, Inc..........................     1,341         34,356
#*  Anika Therapeutics, Inc...........................   104,772      4,406,710
#*  Arqule, Inc.......................................    93,636        127,345
*   Arrhythmia Research Technology, Inc...............     6,674         44,916

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   AtriCure, Inc......................................   5,637 $    92,841
#   Atrion Corp........................................  10,342   2,906,102
#*  Authentidate Holding Corp..........................  41,534      22,844
#*  Auxilium Pharmaceuticals, Inc...................... 275,135   5,508,203
#*  AVEO Pharmaceuticals, Inc.......................... 126,042     158,813
#*  Baxano Surgical, Inc............................... 107,994      57,237
#*  Bio-Reference Laboratories, Inc.................... 129,207   4,055,808
#*  Bioanalytical Systems, Inc.........................   5,617      12,863
#*  BioScrip, Inc...................................... 474,292   3,552,447
#*  Biospecifics Technologies Corp.....................  11,621     303,773
*   Biota Pharmaceuticals, Inc.........................  24,681      79,226
#*  BioTelemetry, Inc.................................. 160,926   1,158,667
#*  Bovie Medical Corp.................................  54,539     208,884
*   Brookdale Senior Living, Inc.......................  92,069   3,190,199
#*  BSD Medical Corp...................................  56,629      44,680
*   Cambrex Corp....................................... 202,676   4,270,383
    Cantel Medical Corp................................ 250,221   8,389,910
#*  Capital Senior Living Corp......................... 175,745   4,330,357
#*  CASI Pharmaceuticals, Inc..........................   9,289      16,441
#*  Catalyst Pharmaceutical Partners, Inc..............   6,701      15,211
#*  Celldex Therapeutics, Inc.......................... 188,195   2,463,473
#*  Celsion Corp.......................................   8,283      28,162
*   Centene Corp....................................... 176,317  12,710,692
#*  Cepheid............................................  35,349   1,330,536
*   Charles River Laboratories International, Inc...... 349,228  18,931,650
#   Chemed Corp........................................ 102,071  10,395,931
#*  Chindex International, Inc.........................  10,584     247,771
#*  Cleveland Biolabs, Inc.............................   7,404       3,221
#   Computer Programs & Systems, Inc...................  73,746   4,853,962
    CONMED Corp........................................ 121,090   4,722,510
o#  Contra Furiex Pharmaceuticals......................  22,027     215,204
#*  Corcept Therapeutics, Inc..........................  59,506     142,219
*   Corvel Corp........................................ 116,223   4,681,462
*   Cross Country Healthcare, Inc...................... 185,503   1,333,767
    CryoLife, Inc...................................... 158,279   1,559,048
#*  Cumberland Pharmaceuticals, Inc.................... 140,275     650,876
#*  Cutera, Inc........................................  82,484     812,467
#*  Cyberonics, Inc.................................... 185,096  11,007,659
*   Cynosure, Inc. Class A............................. 197,990   4,502,293
#*  Cytokinetics, Inc..................................  29,220     123,601
#*  Cytori Therapeutics, Inc...........................  10,915      22,376
    Daxor Corp.........................................  14,561     102,218
#*  Depomed, Inc....................................... 268,307   2,669,655
    Digirad Corp....................................... 120,709     398,340
#*  Discovery Laboratories, Inc........................   1,415       2,222
#*  Durect Corp........................................ 120,100     177,748
#*  Dyax Corp..........................................  55,530     523,093
#*  Emergent Biosolutions, Inc......................... 244,347   5,375,634
*   Encision, Inc......................................   2,013       1,886
#   Ensign Group, Inc. (The)........................... 128,121   4,219,024
#*  EnteroMedics, Inc..................................   3,200       4,096
#*  Enzo Biochem, Inc.................................. 184,277     884,530
#   Enzon Pharmaceuticals, Inc......................... 213,649     228,604

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#*  EPIRUS Biopharmaceuticals, Inc.....................       354 $     2,894
#*  Exact Sciences Corp................................    80,468   1,256,105
*   Exactech, Inc......................................    48,042   1,092,475
#*  ExamWorks Group, Inc...............................   154,348   5,446,941
#*  Fibrocell Science, Inc.............................     3,711      12,432
*   Five Star Quality Care, Inc........................   206,356     943,047
#*  Galena Biopharma, Inc..............................        84         239
*   Gentiva Health Services, Inc.......................   173,978   3,149,002
#*  Globus Medical, Inc. Class A.......................   425,707   9,493,266
*   Greatbatch, Inc....................................   159,029   7,873,526
#*  Haemonetics Corp...................................   311,038  11,063,622
#*  Hanger, Inc........................................   213,405   6,754,268
#*  Harvard Apparatus Regenerative Technology, Inc.....    33,977     249,391
*   Harvard Bioscience, Inc............................   138,109     638,064
*   Health Net, Inc....................................   485,957  20,016,569
#   HealthSouth Corp...................................   436,208  16,719,853
#*  HealthStream, Inc..................................    99,925   2,494,128
#*  Healthways, Inc....................................   235,104   4,064,948
    Hill-Rom Holdings, Inc.............................   394,342  15,537,075
#*  HMS Holdings Corp..................................    77,271   1,422,559
*   Hooper Holmes, Inc................................. 1,113,795     748,136
#*  Horizon Pharma, Inc................................    28,436     241,706
#*  iBio, Inc..........................................    20,300       8,112
*   ICU Medical, Inc...................................    97,748   5,693,821
#*  Idera Pharmaceuticals, Inc.........................   146,982     371,864
#*  Impax Laboratories, Inc............................   491,248  11,490,291
#*  Infinity Pharmaceuticals, Inc......................   123,598   1,123,506
#*  Insys Therapeutics, Inc............................   133,801   3,616,641
#*  Integra LifeSciences Holdings Corp.................   204,956   9,719,013
    Invacare Corp......................................   184,158   2,756,845
#*  IPC The Hospitalist Co., Inc.......................   102,148   5,023,639
#*  Iridex Corp........................................     4,691      36,168
    Kewaunee Scientific Corp...........................    10,935     197,049
    Kindred Healthcare, Inc............................   384,059   9,179,010
#   Landauer, Inc......................................    45,158   1,948,568
#*  Lannett Co., Inc...................................   231,325   7,774,833
#   LeMaitre Vascular, Inc.............................    94,561     764,998
#*  LHC Group, Inc.....................................    78,998   1,854,873
*   LifePoint Hospitals, Inc...........................   236,483  16,960,561
#*  Ligand Pharmaceuticals, Inc. Class B...............   140,756   6,920,972
#*  Luminex Corp.......................................   131,069   2,385,456
*   Magellan Health, Inc...............................   179,766  10,354,522
*   Mallinckrodt P.L.C.................................     7,989     556,194
#*  Masimo Corp........................................   366,491   8,825,103
#*  Mast Therapeutics, Inc.............................    76,900      44,217
#*  MedAssets, Inc.....................................   414,261   8,798,904
o*  MedCath Corp.......................................    65,962          --
*   Medical Action Industries, Inc.....................    80,891   1,116,296
#*  Medicines Co. (The)................................   408,746   9,552,394
#*  MediciNova, Inc....................................    25,896      51,792
#*  Medidata Solutions, Inc............................   112,496   5,044,321
#*  Merge Healthcare, Inc..............................    33,253      81,802
#   Meridian Bioscience, Inc...........................   200,539   3,952,624

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Merit Medical Systems, Inc......................... 237,796 $ 3,053,301
#*  MGC Diagnostics Corp...............................     215       1,709
*   Misonix, Inc.......................................  86,409     576,348
#*  Molina Healthcare, Inc............................. 322,584  13,177,556
#*  Momenta Pharmaceuticals, Inc....................... 303,356   3,227,708
*   MWI Veterinary Supply, Inc.........................  44,034   6,220,243
#*  Myriad Genetics, Inc............................... 502,527  18,141,225
#*  Nanosphere, Inc....................................  44,639      67,851
#   National Healthcare Corp...........................  42,718   2,347,781
*   National Research Corp. Class A....................  88,416   1,167,975
#*  National Research Corp. Class B....................  14,736     591,061
*   Natus Medical, Inc................................. 218,442   6,284,576
#*  Neogen Corp........................................  99,867   4,360,193
*   NuVasive, Inc...................................... 322,282  12,046,901
#*  Omnicell, Inc...................................... 219,412   6,011,889
#*  OncoGenex Pharmaceutical, Inc......................  11,746      35,473
#*  Oncothyreon, Inc...................................   7,277      19,866
#*  Opko Health, Inc...................................  93,468     824,388
*   OraSure Technologies, Inc.......................... 102,398     842,736
*   Orthofix International NV.......................... 101,786   3,365,045
#   Owens & Minor, Inc................................. 442,164  14,631,207
#*  Pacific Biosciences of California, Inc............. 123,400     563,938
#*  Pacira Pharmaceuticals, Inc........................   4,095     376,740
#*  Pain Therapeutics, Inc............................. 199,360     839,306
#*  PAREXEL International Corp......................... 364,006  19,496,161
*   PDI, Inc........................................... 127,587     468,244
#   PDL BioPharma, Inc................................. 697,874   6,546,058
#*  Pernix Therapeutics Holdings, Inc..................  65,748     493,767
*   PharMerica Corp.................................... 190,045   5,129,315
#*  PhotoMedex, Inc....................................  17,948     193,659
#   Pozen, Inc......................................... 168,990   1,223,488
*   Prestige Brands Holdings, Inc...................... 333,260  10,264,408
#*  Progenics Pharmaceuticals, Inc..................... 149,791     716,001
*   ProPhase Labs, Inc.................................  15,982      24,772
#*  Providence Service Corp. (The).....................  91,418   3,621,067
#*  pSivida Corp.......................................  36,454     162,585
    Psychemedics Corp..................................   6,901      96,821
#   Quality Systems, Inc............................... 359,758   5,579,847
#*  Quidel Corp........................................ 148,605   3,547,201
*   RadNet, Inc........................................ 195,781   1,000,441
*   Receptos, Inc......................................  35,503   1,470,179
#*  Repligen Corp...................................... 232,579   4,877,182
#*  Repros Therapeutics, Inc...........................   6,764      94,831
#*  Rigel Pharmaceuticals, Inc......................... 339,496   1,110,152
#*  RTI Surgical, Inc.................................. 285,931   1,306,705
#*  RXi Pharmaceuticals Corp...........................       2           5
#*  Sagent Pharmaceuticals, Inc........................  86,642   2,207,638
#*  Sangamo Biosciences, Inc...........................  20,202     240,000
#*  Sciclone Pharmaceuticals, Inc...................... 336,451   1,621,694
    Select Medical Holdings Corp....................... 788,553  12,254,114
    Simulations Plus, Inc..............................  35,178     210,013
*   Skilled Healthcare Group, Inc. Class A............. 114,143     679,151
    Span-America Medical Systems, Inc..................  12,193     237,763

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   Special Diversified Opportunities, Inc.............   1,950 $      2,418
#*  Spectranetics Corp. (The)..........................  44,175    1,133,089
#*  Spectrum Pharmaceuticals, Inc...................... 280,684    1,976,015
#*  Staar Surgical Co..................................  75,457      971,132
#*  StemCells, Inc.....................................  10,349       17,283
#*  Stereotaxis, Inc...................................   8,630       28,393
#   STERIS Corp........................................ 354,414   18,032,584
#*  Sucampo Pharmaceuticals, Inc. Class A.............. 112,510      663,809
#*  SurModics, Inc.....................................  80,734    1,533,139
*   Symmetry Medical, Inc.............................. 202,033    1,779,911
*   Targacept, Inc.....................................  45,419      126,719
#*  Team Health Holdings, Inc.......................... 317,151   17,934,889
*   Thoratec Corp...................................... 400,705   13,022,912
#*  Threshold Pharmaceuticals, Inc.....................  10,400       43,784
*   Tornier NV......................................... 173,858    3,604,076
#   Transcept Pharmaceuticals, Inc.....................  73,786      165,281
*   Triple-S Management Corp. Class B.................. 106,369    1,838,056
    Universal American Corp............................ 357,588    2,839,249
*   Uroplasty, Inc.....................................  12,442       29,363
    US Physical Therapy, Inc...........................  59,871    2,091,893
#   Utah Medical Products, Inc.........................  17,665      918,757
#*  Vascular Solutions, Inc............................  93,936    2,317,401
*   VCA, Inc........................................... 609,114   22,713,861
#*  Verastem, Inc......................................   1,138        8,410
*   Vical, Inc.........................................  12,783       16,746
#*  Vision Sciences, Inc...............................   4,525        4,661
#*  Volcano Corp.......................................  16,523      272,795
*   WellCare Health Plans, Inc......................... 103,521    6,457,640
    West Pharmaceutical Services, Inc.................. 351,188   14,310,911
#*  Wright Medical Group, Inc.......................... 255,723    7,881,383
#*  XenoPort, Inc......................................   3,997       17,147
    Xstelos Holdings, Inc..............................  22,800       11,172
                                                                ------------
Total Health Care......................................          814,807,499
                                                                ------------
Industrials -- (14.0%)
    AAON, Inc.......................................... 337,062    6,613,147
#   AAR Corp........................................... 233,640    6,284,916
    ABM Industries, Inc................................ 353,650    8,703,326
#   Acacia Research Corp............................... 215,375    3,674,298
#*  ACCO Brands Corp................................... 302,219    2,000,690
*   Accuride Corp...................................... 141,334      706,670
#   Aceto Corp......................................... 189,119    3,169,634
#   Acme United Corp...................................   7,500      127,500
*   Active Power, Inc..................................  77,492      185,981
    Actuant Corp. Class A.............................. 484,052   15,625,199
#*  Adept Technology, Inc..............................  63,689      579,570
#*  Advisory Board Co. (The)........................... 230,561   11,560,329
#*  Aegion Corp........................................ 244,736    5,606,902
#*  AeroCentury Corp...................................   2,989       47,196
#*  Aerovironment, Inc................................. 152,513    4,802,634
*   Air Transport Services Group, Inc.................. 287,356    2,204,021
    Aircastle, Ltd..................................... 213,426    3,830,997
    Alamo Group, Inc...................................  63,708    3,028,041

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Albany International Corp. Class A................. 183,895 $ 6,590,797
    Allegiant Travel Co................................ 120,859  14,232,356
    Alliant Techsystems, Inc...........................  83,302  10,823,429
o   Allied Defense Group, Inc..........................  59,074       4,726
    Allied Motion Technologies, Inc....................  20,830     253,709
#   Altra Industrial Motion Corp....................... 184,279   5,777,147
    AMERCO.............................................  73,355  19,304,102
#*  Ameresco, Inc. Class A.............................  79,276     596,156
    American Airlines Group, Inc.......................   3,927     152,564
#   American Railcar Industries, Inc................... 113,169   7,743,023
#   American Science & Engineering, Inc................  46,852   2,942,306
#*  American Superconductor Corp.......................  57,131     113,691
*   American Woodmark Corp.............................  63,735   1,873,809
*   AMREP Corp.........................................   8,340      47,705
#   Apogee Enterprises, Inc............................ 192,881   6,258,988
    Applied Industrial Technologies, Inc............... 284,625  13,792,927
*   ARC Document Solutions, Inc........................ 263,836   1,437,906
    ArcBest Corp....................................... 149,929   4,757,247
    Argan, Inc.........................................  87,252   2,957,843
#*  Armstrong World Industries, Inc....................  71,570   3,484,028
#*  Arotech Corp.......................................  82,319     272,476
    Art's-Way Manufacturing Co., Inc...................     400       2,276
#   Astec Industries, Inc.............................. 121,445   4,720,567
#*  Astronics Corp.....................................  86,795   5,034,110
#*  Astronics Corp. Class B............................  13,683     789,783
#*  Atlas Air Worldwide Holdings, Inc.................. 155,401   5,317,822
*   Avalon Holdings Corp. Class A......................  41,336     169,478
*   Avis Budget Group, Inc............................. 435,404  24,465,351
#   AZZ, Inc........................................... 162,703   7,100,359
#   Baltic Trading, Ltd................................ 149,223     759,545
#   Barnes Group, Inc.................................. 348,633  11,940,680
#   Barrett Business Services, Inc.....................  47,056   2,685,956
*   Beacon Roofing Supply, Inc......................... 334,063   9,233,501
*   Blount International, Inc.......................... 411,902   5,379,440
#*  BlueLinx Holdings, Inc............................. 119,501     137,426
    Brady Corp. Class A................................ 256,135   6,697,930
*   Breeze-Eastern Corp................................  41,547     436,659
#   Briggs & Stratton Corp............................. 308,318   5,651,469
    Brink's Co. (The).................................. 302,654   8,123,233
#*  Builders FirstSource, Inc.......................... 148,034     879,322
*   CAI International, Inc............................. 101,579   1,939,143
#*  Casella Waste Systems, Inc. Class A................ 161,302     761,345
#*  CBIZ, Inc.......................................... 282,155   2,302,385
    CDI Corp...........................................  72,141   1,000,596
    Ceco Environmental Corp............................ 110,262   1,497,358
    Celadon Group, Inc................................. 146,404   3,109,621
#*  Cenveo, Inc........................................  24,095      81,200
#*  Chart Industries, Inc.............................. 167,762  12,758,300
    Chicago Rivet & Machine Co.........................   4,123     138,863
    CIRCOR International, Inc.......................... 113,217   8,136,906
*   Civeo Corp.........................................  14,608     371,043
    CLARCOR, Inc....................................... 130,856   7,761,069
    Columbus McKinnon Corp............................. 117,578   2,733,689

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Comfort Systems USA, Inc........................... 224,053 $ 3,338,390
#*  Commercial Vehicle Group, Inc...................... 182,735   1,673,853
    Compx International, Inc...........................   9,814     103,194
    Con-way, Inc....................................... 391,578  19,324,374
    Conrad Industries, Inc.............................   6,600     244,398
#   Corporate Executive Board Co. (The)................ 225,763  14,013,109
    Courier Corp.......................................  46,226     603,249
#   Covanta Holding Corp............................... 311,103   6,352,723
*   Covenant Transportation Group, Inc. Class A........ 158,118   1,880,023
#*  CPI Aerostructures, Inc............................  28,946     343,010
*   CRA International, Inc.............................  38,940     929,887
#   Cubic Corp......................................... 155,586   6,824,002
    Curtiss-Wright Corp................................ 262,497  16,671,184
#   Deluxe Corp........................................ 347,710  19,127,527
#*  DigitalGlobe, Inc.................................. 493,658  12,909,157
    Douglas Dynamics, Inc.............................. 135,122   2,256,537
*   Ducommun, Inc......................................  62,194   1,719,664
#*  DXP Enterprises, Inc...............................  91,425   6,493,918
#*  Dycom Industries, Inc.............................. 220,566   6,202,316
#   Dynamic Materials Corp.............................  64,119   1,313,157
#*  Eagle Bulk Shipping, Inc...........................  59,714     103,305
    Eastern Co. (The)..................................  20,021     323,539
#*  Echo Global Logistics, Inc......................... 137,329   3,022,611
    Ecology and Environment, Inc. Class A..............  10,494     108,718
    EMCOR Group, Inc................................... 333,173  13,636,771
#   Encore Wire Corp................................... 125,932   5,281,588
#*  Energy Recovery, Inc............................... 163,092     730,652
#   EnerSys............................................ 269,950  17,122,928
*   Engility Holdings, Inc.............................  53,795   1,859,155
    Ennis, Inc......................................... 119,849   1,699,459
#*  EnPro Industries, Inc.............................. 153,229  10,483,928
*   Environmental Tectonics Corp.......................   7,400      14,245
    EnviroStar, Inc....................................   7,443      18,533
#*  Erickson, Inc......................................     953      13,942
    ESCO Technologies, Inc............................. 147,933   4,963,152
    Espey Manufacturing & Electronics Corp.............  13,081     321,466
*   Esterline Technologies Corp........................ 177,418  19,258,724
    Exelis, Inc........................................ 780,550  13,144,462
#   Exponent, Inc......................................  75,431   5,361,635
    Federal Signal Corp................................ 415,619   6,009,851
    Forward Air Corp................................... 202,639   9,072,148
#*  Franklin Covey Co.................................. 114,217   2,154,133
#   Franklin Electric Co., Inc......................... 318,205  11,662,213
#   FreightCar America, Inc............................  74,533   1,608,422
#*  FTI Consulting, Inc................................ 248,326   9,178,129
#*  Fuel Tech, Inc..................................... 141,056     709,512
#*  Furmanite Corp..................................... 231,689   2,119,954
    G&K Services, Inc. Class A......................... 123,154   5,922,476
#   GATX Corp.......................................... 257,701  15,977,462
*   Gencor Industries, Inc.............................   5,287      56,994
#*  GenCorp, Inc....................................... 228,340   4,053,035
#*  Generac Holdings, Inc.............................. 285,142  12,375,163
#   General Cable Corp................................. 296,590   6,593,196

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#*  Gibraltar Industries, Inc..........................   160,792 $ 2,362,034
    Global Brass & Copper Holdings, Inc................    17,598     267,138
#   Global Power Equipment Group, Inc..................    47,303     779,080
#*  Goldfield Corp. (The)..............................    77,899     122,301
#   Gorman-Rupp Co. (The)..............................   125,785   3,645,249
*   GP Strategies Corp.................................   103,259   2,809,677
#*  GrafTech International, Ltd........................   296,610   2,491,524
#   Graham Corp........................................    52,665   1,588,376
#   Granite Construction, Inc..........................   252,956   8,233,718
#*  Great Lakes Dredge & Dock Corp.....................   347,022   2,505,499
#   Greenbrier Cos., Inc. (The)........................   196,893  12,689,754
    Griffon Corp.......................................   269,390   2,901,330
*   H&E Equipment Services, Inc........................   237,580   8,595,644
    Hardinge, Inc......................................    53,864     642,598
    Harsco Corp........................................   543,181  13,726,184
#*  Hawaiian Holdings, Inc.............................   319,774   4,454,452
#   Healthcare Services Group, Inc.....................   365,506   9,554,327
#   Heartland Express, Inc.............................   597,224  13,407,679
#   HEICO Corp.........................................   139,212   6,843,662
    HEICO Corp. Class A................................   153,545   6,189,399
    Heidrick & Struggles International, Inc............    85,933   1,604,369
#*  Heritage-Crystal Clean, Inc........................     5,451      92,449
    Herman Miller, Inc.................................   341,244   9,977,975
*   Hill International, Inc............................   163,683     787,315
    Hillenbrand, Inc...................................   423,550  12,727,677
#   HNI Corp...........................................   301,844  10,667,167
*   Horizon Lines, Inc. Class A........................     4,998       1,849
    Houston Wire & Cable Co............................   134,612   1,616,690
*   Hub Group, Inc. Class A............................   256,475  11,844,015
#*  Hudson Global, Inc.................................   123,326     474,805
#*  Hudson Technologies, Inc...........................     3,900      10,881
    Huntington Ingalls Industries, Inc.................   160,260  14,570,839
#   Hurco Cos., Inc....................................    27,061     868,929
*   Huron Consulting Group, Inc........................   155,417   9,393,403
#*  Huttig Building Products, Inc......................   100,706     367,577
    Hyster-Yale Materials Handling, Inc................    80,994   6,487,619
*   ICF International, Inc.............................   101,340   3,503,324
#*  InnerWorkings, Inc.................................   137,150   1,117,773
#*  Innovative Solutions & Support, Inc................    46,017     273,801
#   Insperity, Inc.....................................   163,777   5,226,124
    Insteel Industries, Inc............................    90,293   1,656,877
*   Integrated Electrical Services, Inc................    37,024     235,843
*   Intelligent Systems Corp...........................    32,937      52,370
#   Interface, Inc.....................................   418,838   6,638,582
#   International Shipholding Corp.....................    18,655     395,486
#   Intersections, Inc.................................    90,158     332,683
#*  JetBlue Airways Corp............................... 2,047,846  21,952,909
#   John Bean Technologies Corp........................   189,881   4,946,400
*   JPS Industries, Inc................................     8,700      56,115
    Kadant, Inc........................................    37,897   1,445,392
#   Kaman Corp.........................................   173,157   6,928,012
#   Kelly Services, Inc. Class A.......................   199,424   3,178,819
    Kelly Services, Inc. Class B.......................       350       5,892

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Key Technology, Inc................................    20,756 $   270,658
#*  KEYW Holding Corp. (The)...........................    16,970     222,307
    Kforce, Inc........................................   223,332   4,442,073
    Kimball International, Inc. Class B................   171,136   2,698,815
#   Knight Transportation, Inc.........................   571,383  13,690,337
    Knoll, Inc.........................................   304,423   5,117,351
*   Korn/Ferry International...........................   344,409  10,132,513
#*  Kratos Defense & Security Solutions, Inc...........   369,257   2,695,576
#   Landstar System, Inc...............................   301,440  19,934,227
*   Lawson Products, Inc...............................    35,060     662,634
#*  Layne Christensen Co...............................   106,626   1,156,892
#   LB Foster Co. Class A..............................    49,375   2,303,344
#   Lindsay Corp.......................................    78,825   6,380,884
#*  LMI Aerospace, Inc.................................    60,677     794,262
    LS Starrett Co. (The) Class A......................    31,156     465,471
#   LSI Industries, Inc................................    99,145     707,895
*   Luna Innovations, Inc..............................     6,456       9,103
*   Lydall, Inc........................................    66,407   1,675,449
#*  Magnetek, Inc......................................    38,959     982,936
#*  Manitex International, Inc.........................     6,890      95,220
#   Manitowoc Co., Inc. (The)..........................   789,124  20,959,133
    Marten Transport, Ltd..............................   193,264   3,911,663
#*  MasTec, Inc........................................   519,426  14,123,193
    Mastech Holdings, Inc..............................     2,673      31,862
    Matson, Inc........................................   255,434   6,883,946
#   McGrath RentCorp...................................   105,564   3,647,236
#*  Meritor, Inc.......................................   682,285   8,576,322
#*  Metalico, Inc......................................   168,185     250,596
*   Mfri, Inc..........................................    39,691     436,998
*   Middleby Corp. (The)...............................   197,254  14,371,926
#   Miller Industries, Inc.............................    58,587   1,124,285
*   Mistras Group, Inc.................................   135,253   2,856,543
#   Mobile Mini, Inc...................................   314,964  11,893,041
#*  Moog, Inc. Class A.................................   208,320  13,753,286
*   Moog, Inc. Class B.................................    10,012     672,957
*   MRC Global, Inc....................................    63,678   1,708,481
#   MSA Safety, Inc....................................   246,342  12,755,589
    Mueller Industries, Inc............................   387,945  10,796,509
    Mueller Water Products, Inc. Class A............... 1,088,647   8,437,014
#   Multi-Color Corp...................................    74,825   2,945,860
#*  MYR Group, Inc.....................................   125,605   3,116,260
#   National Presto Industries, Inc....................    27,933   1,790,505
#*  Navigant Consulting, Inc...........................   274,782   4,484,442
#*  NCI Building Systems, Inc..........................    22,318     374,050
#   NL Industries, Inc.................................   150,263   1,307,288
    NN, Inc............................................   107,384   3,114,136
#*  Nortek, Inc........................................     4,649     370,851
*   Northwest Pipe Co..................................    50,234   1,800,889
#*  Ocean Power Technologies, Inc......................    34,916      48,184
#*  Odyssey Marine Exploration, Inc....................   125,767     151,549
#   Omega Flex, Inc....................................    25,792     436,916
*   On Assignment, Inc.................................   372,924  10,072,677
*   Orbit International Corp...........................     1,977       5,555

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Orbital Sciences Corp.............................. 417,575 $10,719,150
#*  Orion Energy Systems, Inc..........................  87,738     369,377
#*  Orion Marine Group, Inc............................  92,904   1,004,292
*   PAM Transportation Services, Inc...................  34,088   1,184,899
    Park-Ohio Holdings Corp............................  68,055   4,039,745
*   Patrick Industries, Inc............................  70,667   2,943,281
#*  Patriot Transportation Holding, Inc................  38,246   1,272,062
*   Pendrell Corp...................................... 161,066     236,767
#*  Performant Financial Corp..........................  21,617     207,307
*   PGT, Inc........................................... 307,658   2,848,913
#*  Pike Corp.......................................... 166,625   1,342,998
#*  Plug Power, Inc....................................  66,963     362,939
#*  PMFG, Inc..........................................  35,785     185,008
#*  Polypore International, Inc........................ 218,658   9,424,160
#   Powell Industries, Inc.............................  67,646   3,951,203
#*  PowerSecure International, Inc..................... 152,483   1,498,908
#   Preformed Line Products Co.........................  22,931   1,242,631
#   Primoris Services Corp............................. 330,364   7,889,092
#*  Proto Labs, Inc.................................... 163,870  13,273,470
#   Providence and Worcester Railroad Co...............   5,591      97,787
    Quad/Graphics, Inc.................................   9,461     199,816
*   Quality Distribution, Inc.......................... 179,306   2,393,735
#   Quanex Building Products Corp...................... 233,686   3,993,694
#   Raven Industries, Inc.............................. 304,911   8,497,870
#   RBC Bearings, Inc.................................. 138,522   7,685,201
*   RCM Technologies, Inc.............................. 146,273     981,492
#*  Real Goods Solar, Inc. Class A.....................   2,817       6,282
*   Republic Airways Holdings, Inc..................... 256,136   2,545,992
    Resources Connection, Inc.......................... 220,603   3,331,105
#*  Rexnord Corp....................................... 311,161   8,373,343
#*  Roadrunner Transportation Systems, Inc............. 214,264   5,386,597
#*  RPX Corp........................................... 335,248   5,229,869
#   RR Donnelley & Sons Co............................. 481,550   8,359,708
#*  Rush Enterprises, Inc. Class A..................... 166,371   5,861,250
*   Rush Enterprises, Inc. Class B.....................  37,831   1,168,978
*   Saia, Inc.......................................... 166,554   7,603,190
*   Schuff International, Inc..........................   6,400     185,600
    Servotronics, Inc..................................   1,500      10,095
    SIFCO Industries, Inc..............................  18,366     514,064
    Simpson Manufacturing Co., Inc..................... 320,383   9,742,847
    SkyWest, Inc....................................... 255,006   2,726,014
*   SL Industries, Inc.................................  20,885     755,619
#   SmartPros, Ltd.....................................  10,300      23,175
*   SP Plus Corp.......................................  77,936   1,527,546
*   Sparton Corp.......................................  40,544   1,120,636
*   Spirit Airlines, Inc............................... 478,914  31,330,554
#*  Standard Register Co. (The)........................  29,933     163,135
    Standex International Corp.........................  75,106   4,953,241
    Steelcase, Inc. Class A............................ 627,593   9,476,654
#*  Sterling Construction Co., Inc.....................  57,288     508,145
#   Sun Hydraulics Corp................................ 138,728   5,060,797
#*  Supreme Industries, Inc. Class A................... 113,237     772,276
#*  Swift Transportation Co............................ 514,721  10,526,044

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
#   TAL International Group, Inc....................... 213,266 $    9,426,357
#*  Taser International, Inc........................... 372,885      4,496,993
*   Team, Inc.......................................... 112,914      4,472,524
#*  Tecumseh Products Co...............................  51,718        251,867
*   Tel-Instrument Electronics Corp....................   8,400         44,856
*   Teledyne Technologies, Inc.........................  65,814      6,002,237
#   Tennant Co......................................... 111,063      8,102,046
    Tetra Tech, Inc.................................... 418,577     10,163,050
#   Textainer Group Holdings, Ltd...................... 238,948      8,738,328
*   Thermon Group Holdings, Inc........................  84,864      2,068,984
#   Titan International, Inc........................... 329,513      4,916,334
#*  Titan Machinery, Inc...............................  99,135      1,453,319
    Toro Co. (The)..................................... 149,478      8,868,530
#*  Transcat, Inc......................................   5,600         54,600
*   TRC Cos., Inc...................................... 357,086      1,796,143
#*  Trex Co., Inc...................................... 226,222      6,368,149
*   Trimas Corp........................................ 290,975      9,218,088
#   Trinity Industries, Inc............................  68,882      3,006,010
*   TrueBlue, Inc...................................... 265,738      7,172,269
*   Tutor Perini Corp.................................. 307,651      8,377,337
#   Twin Disc, Inc.....................................  52,245      1,506,746
*   Ultralife Corp.....................................  60,836        219,618
    UniFirst Corp......................................  90,653      8,812,378
#   United Stationers, Inc............................. 254,995      9,837,707
    Universal Forest Products, Inc..................... 116,688      5,108,601
*   Universal Security Instruments, Inc................   1,595          5,838
    Universal Truckload Services, Inc..................  54,778      1,330,558
    US Ecology, Inc.................................... 141,579      6,407,866
#*  USA Truck, Inc.....................................  31,771        587,764
#   UTi Worldwide, Inc................................. 635,299      6,009,929
*   Versar, Inc........................................  27,782         88,347
    Viad Corp.......................................... 115,069      2,441,764
*   Vicor Corp......................................... 107,188        844,641
*   Virco Manufacturing Corp...........................  30,131         78,341
*   Volt Information Sciences, Inc..................... 119,747        970,549
#   VSE Corp...........................................  12,548        747,484
#*  Wabash National Corp............................... 478,974      6,518,836
    Watsco, Inc. Class B...............................  12,022      1,086,428
#   Watts Water Technologies, Inc. Class A............. 195,671     11,438,927
#   Werner Enterprises, Inc............................ 487,885     11,992,213
#*  Wesco Aircraft Holdings, Inc....................... 302,542      5,733,171
#   West Corp..........................................  69,457      1,789,907
*   Willdan Group, Inc.................................  16,940        130,777
*   Willis Lease Finance Corp..........................  26,350        600,253
#   Woodward, Inc......................................  52,527      2,624,249
#   WSI Industries, Inc................................   1,900         15,124
#*  Xerium Technologies, Inc...........................  13,768        178,984
#*  XPO Logistics, Inc.................................  94,284      2,912,433
*   YRC Worldwide, Inc.................................   8,808        230,593
                                                                --------------
Total Industrials......................................          1,526,823,459
                                                                --------------
Information Technology -- (14.7%)
#*  ACI Worldwide, Inc................................. 758,514     14,214,552

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Acorn Energy, Inc..................................  81,749 $   175,760
#*  Actuate Corp....................................... 286,143   1,207,523
*   Acxiom Corp........................................ 519,292   9,513,429
#*  ADDvantage Technologies Group, Inc.................   6,085      14,908
#   ADTRAN, Inc........................................ 373,137   8,298,567
*   Advanced Energy Industries, Inc.................... 285,651   4,804,650
#*  Advanced Micro Devices, Inc........................ 574,507   2,246,322
*   Advanced Photonix, Inc. Class A....................   3,313       1,557
#   Advent Software, Inc............................... 334,765  10,866,472
*   Aehr Test Systems..................................  11,205      30,702
#*  Aeroflex Holding Corp.............................. 105,483   1,113,900
*   Aetrium, Inc.......................................     721       3,677
#*  Agilysys, Inc...................................... 118,064   1,552,542
#   Alliance Fiber Optic Products, Inc.................  36,954     494,445
#*  Alpha & Omega Semiconductor, Ltd...................  24,317     222,501
#   American Software, Inc. Class A.................... 147,150   1,369,966
*   Amkor Technology, Inc.............................. 867,214   7,674,844
*   Amtech Systems, Inc................................  40,454     395,640
#*  ANADIGICS, Inc..................................... 265,907     212,726
    Anixter International, Inc......................... 180,205  15,492,224
*   AOL, Inc...........................................  45,260   1,744,773
#*  Applied Micro Circuits Corp........................  11,421      95,365
*   ARRIS Group, Inc................................... 747,557  25,544,023
#*  Ascent Solar Technologies, Inc..................... 100,796      35,269
*   Astea International, Inc...........................   2,800       6,356
    Astro-Med, Inc.....................................  30,318     406,564
#*  Audience, Inc......................................  21,927     208,964
#*  Autobytel, Inc..................................... 141,737   1,553,438
#*  AVG Technologies NV................................ 324,694   5,519,798
#*  Aviat Networks, Inc................................ 234,019     304,225
#*  Avid Technology, Inc............................... 147,790   1,101,035
    AVX Corp...........................................  72,678     988,421
    Aware, Inc.........................................  85,348     366,143
*   Axcelis Technologies, Inc.......................... 422,206     738,860
*   AXT, Inc........................................... 182,535     392,450
#   Badger Meter, Inc..................................  86,423   4,312,508
*   Bankrate, Inc...................................... 498,552   8,405,587
#*  Bazaarvoice, Inc...................................  87,690     649,783
#   Bel Fuse, Inc. Class A.............................   8,954     206,569
    Bel Fuse, Inc. Class B.............................  39,185     926,333
    Belden, Inc........................................ 250,180  16,987,222
*   Benchmark Electronics, Inc......................... 243,068   5,870,092
    Black Box Corp.....................................  68,151   1,410,726
#   Blackbaud, Inc..................................... 245,751   9,021,519
#*  Blackhawk Network Holdings, Inc....................   8,593     243,526
*   Blackhawk Network Holdings, Inc. Class B...........  93,646   2,611,787
*   Blonder Tongue Laboratories........................  22,536      20,846
#*  Blucora, Inc....................................... 272,708   4,655,126
*   Bogen Communications International.................  11,900      10,710
o*  Bogen Corp.........................................  11,900          --
#   Booz Allen Hamilton Holding Corp................... 237,615   5,284,558
*   Bottomline Technologies de, Inc.................... 210,336   5,954,612
#*  BroadVision, Inc...................................  18,154     168,832

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
#    Brooks Automation, Inc.............................   423,485 $ 4,311,077
*    Bsquare Corp.......................................    35,768     109,092
*    BTU International, Inc.............................    20,326      67,889
*    Cabot Microelectronics Corp........................   160,155   6,436,629
#*   CACI International, Inc. Class A...................   163,179  11,257,719
#*   CalAmp Corp........................................   425,510   7,237,925
#*   Calix, Inc.........................................   299,932   2,786,368
#*   Carbonite, Inc.....................................    11,513     112,021
#*   Cardtronics, Inc...................................   298,323  11,503,335
*    Cartesian, Inc.....................................    42,154     186,321
*    Cascade Microtech, Inc.............................    71,875     794,937
#    Cass Information Systems, Inc......................    41,888   1,890,405
#*   Ceva, Inc..........................................   132,016   1,878,588
*    Checkpoint Systems, Inc............................   217,950   2,667,708
#*   China Information Technology, Inc..................     2,191      10,626
*    ChyronHego Corp....................................     1,822       3,717
#*   CIBER, Inc.........................................   420,483   1,467,486
#*   Ciena Corp.........................................   744,270  14,535,593
#*   Cirrus Logic, Inc..................................   430,686   9,660,287
#*   Clearfield, Inc....................................    89,369   1,150,179
*    Cognex Corp........................................   466,487  19,116,637
*    Coherent, Inc......................................   145,254   8,556,913
     Cohu, Inc..........................................   110,376   1,230,692
o#*  Commerce One, LLC..................................    45,000          --
     Communications Systems, Inc........................    32,263     356,184
#    Computer Task Group, Inc...........................    89,573   1,282,685
     Compuware Corp..................................... 1,248,365  11,360,121
#*   comScore, Inc......................................    36,030   1,303,926
     Comtech Telecommunications Corp....................    99,951   3,378,344
*    Comverse, Inc......................................    50,973   1,308,987
     Concurrent Computer Corp...........................    42,599     317,363
#*   Constant Contact, Inc..............................   202,034   6,289,318
#    Convergys Corp.....................................   527,042  10,219,344
#*   Conversant, Inc....................................   480,527  11,229,916
*    CoreLogic, Inc.....................................   406,215  11,049,048
*    CoStar Group, Inc..................................     9,278   1,333,527
#*   Cray, Inc..........................................   232,917   6,176,959
*    Crexendo, Inc......................................    23,717      74,946
#    CSG Systems International, Inc.....................   226,451   5,896,784
#    CSP, Inc...........................................     8,385      63,558
     CTS Corp...........................................   203,510   3,539,039
#*   CVD Equipment Corp.................................    10,329     134,587
*    CyberOptics Corp...................................    28,233     232,640
     Daktronics, Inc....................................   257,978   2,863,556
*    Data I/O Corp......................................     7,300      21,827
#*   Datalink Corp......................................   122,881   1,388,555
#*   Dataram Corp.......................................     4,244      12,859
#*   Datawatch Corp.....................................     3,832      51,809
#*   Dealertrack Technologies, Inc......................   295,618  11,106,368
#*   Demand Media, Inc..................................    95,340     517,696
#*   Dice Holdings, Inc.................................   328,416   3,008,291
#    Diebold, Inc.......................................   347,049  13,076,806
#*   Digi International, Inc............................   121,445   1,003,136

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   Digimarc Corp......................................  27,972 $   709,370
*   Digital River, Inc................................. 192,338   2,748,510
*   Diodes, Inc........................................ 307,611   7,844,080
*   Dot Hill Systems Corp.............................. 691,220   2,716,495
*   DSP Group, Inc..................................... 121,152   1,074,618
*   DTS, Inc...........................................  86,466   1,564,170
#   EarthLink Holdings Corp............................ 503,424   1,983,491
#*  Eastman Kodak Co...................................     400       9,456
#   Ebix, Inc.......................................... 169,396   2,127,614
#*  Echelon Corp.......................................  65,523     148,082
*   Edgewater Technology, Inc..........................  43,768     267,422
*   Elecsys Corp.......................................  10,067     131,676
#   Electro Rent Corp.................................. 105,420   1,607,655
#   Electro Scientific Industries, Inc................. 126,816     758,360
*   Electronics for Imaging, Inc....................... 331,081  14,590,740
#*  Ellie Mae, Inc..................................... 164,524   4,725,129
#*  eMagin Corp........................................  63,552     148,712
#*  Emcore Corp........................................  97,022     393,909
#*  Emulex Corp........................................ 519,035   3,051,926
#*  EnerNOC, Inc....................................... 204,502   3,664,676
*   Entegris, Inc...................................... 942,175  10,825,591
#*  Entropic Communications, Inc....................... 482,137   1,345,162
#*  Envestnet, Inc.....................................  15,866     691,916
#*  Envivio, Inc.......................................   3,100       6,293
#*  EPAM Systems, Inc.................................. 283,894  10,975,342
    EPIQ Systems, Inc.................................. 154,920   2,233,946
*   ePlus, Inc.........................................  24,069   1,316,334
#*  Euronet Worldwide, Inc............................. 344,280  17,227,771
#   Evolving Systems, Inc..............................   5,500      54,340
#*  Exar Corp.......................................... 246,504   2,373,834
*   ExlService Holdings, Inc........................... 194,668   5,460,437
#*  Extreme Networks, Inc.............................. 495,993   2,331,167
#*  Fabrinet........................................... 166,333   3,093,794
    Fair Isaac Corp.................................... 231,599  13,235,883
#*  Fairchild Semiconductor International, Inc......... 844,487  12,853,092
#*  FalconStor Software, Inc........................... 137,274     207,284
*   FARO Technologies, Inc............................. 107,134   5,424,194
    FEI Co.............................................  36,643   2,806,854
#*  Finisar Corp....................................... 749,799  14,793,534
*   FormFactor, Inc.................................... 321,953   2,173,183
#   Forrester Research, Inc............................ 117,656   4,550,934
*   Frequency Electronics, Inc.........................  47,309     541,215
#*  Giga-tronics, Inc..................................   3,942       8,515
#*  GigOptix, Inc......................................  17,782      24,006
*   Global Cash Access Holdings, Inc................... 428,806   3,589,106
#   Globalscape, Inc...................................  27,873      73,585
*   GSE Systems, Inc...................................  72,970     120,401
*   GSI Group, Inc.....................................  76,117     877,629
*   GSI Technology, Inc................................ 103,839     664,570
#*  GT Advanced Technologies, Inc...................... 495,965   6,864,156
*   GTT Communications, Inc............................   2,353      23,906
#*  Guidance Software, Inc.............................  38,429     297,440
#*  Guidewire Software, Inc............................  19,855     804,127

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The).......................... 186,983 $ 1,121,898
*   Harmonic, Inc...................................... 625,845   3,755,070
#   Heartland Payment Systems, Inc..................... 266,204  12,644,690
#*  Higher One Holdings, Inc...........................  99,674     416,637
#*  Hutchinson Technology, Inc......................... 120,133     266,695
*   ID Systems, Inc....................................  38,571     220,626
*   Identiv, Inc.......................................  12,847     141,317
*   IEC Electronics Corp...............................  33,539     144,553
*   iGATE Corp......................................... 376,838  13,445,580
*   II-VI, Inc......................................... 318,419   4,368,709
*   Ikanos Communications, Inc......................... 218,977      96,350
#*  Imation Corp....................................... 171,509     552,259
#*  Immersion Corp.....................................  91,211   1,245,030
#*  Infinera Corp...................................... 729,108   6,707,794
*   Innodata, Inc......................................  80,576     244,951
#*  Inphi Corp......................................... 100,004   1,526,061
*   Insight Enterprises, Inc........................... 266,081   6,989,948
*   Integrated Device Technology, Inc.................. 981,002  14,087,189
    Integrated Silicon Solution, Inc................... 169,249   2,474,420
#*  Interactive Intelligence Group, Inc................  70,851   3,214,510
#   InterDigital, Inc.................................. 230,179  10,148,592
#*  Internap Network Services Corp..................... 340,080   2,451,977
*   International Rectifier Corp....................... 472,058  11,725,921
*   Internet Patents Corp..............................   1,533       4,722
#*  Interphase Corp....................................  23,732      88,046
    Intersil Corp. Class A............................. 878,973  11,277,224
*   inTEST Corp........................................  43,077     194,277
#*  Intevac, Inc....................................... 102,419     649,336
*   IntraLinks Holdings, Inc........................... 163,278   1,309,490
*   IntriCon Corp......................................  23,513     158,242
#*  InvenSense, Inc....................................  24,041     553,183
#*  iPass, Inc......................................... 479,670     642,758
*   Iteris, Inc........................................  19,424      32,050
#*  Itron, Inc......................................... 226,507   8,149,722
*   Ixia............................................... 436,974   4,675,622
#   IXYS Corp.......................................... 140,658   1,606,314
#   j2 Global, Inc..................................... 326,933  15,993,562
#*  JDS Uniphase Corp.................................. 797,537   9,466,764
#*  Kemet Corp......................................... 223,296   1,100,849
*   Key Tronic Corp....................................  50,515     535,459
#*  Knowles Corp.......................................  55,000   1,599,400
#*  Kofax, Ltd.........................................  44,047     316,257
#*  Kopin Corp......................................... 293,167   1,005,563
*   Kulicke & Soffa Industries, Inc.................... 482,125   6,566,542
#*  KVH Industries, Inc................................ 112,894   1,468,751
*   Lantronix, Inc.....................................   2,333       4,666
*   Lattice Semiconductor Corp......................... 822,649   5,626,919
#   Lexmark International, Inc. Class A................ 437,283  21,002,702
*   LGL Group, Inc. (The)..............................   7,103      34,130
#*  Lightpath Technologies, Inc. Class A...............   1,850       2,220
*   Limelight Networks, Inc............................ 421,399   1,082,995
*   Lionbridge Technologies, Inc....................... 408,558   2,341,037
#*  Liquidity Services, Inc............................   2,870      38,716

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Littelfuse, Inc.................................... 153,491 $13,341,438
*   LogMeIn, Inc.......................................     593      24,141
#*  LoJack Corp........................................  88,416     447,385
#*  M/A-COM Technology Solutions Holdings, Inc.........  19,317     384,408
*   Magnachip Semiconductor Corp....................... 221,315   3,100,623
*   Manhattan Associates, Inc.......................... 526,075  15,445,562
#   ManTech International Corp. Class A................ 129,020   3,483,540
#   Marchex, Inc. Class B.............................. 103,240   1,135,640
#*  Mattersight Corp...................................  26,897     128,568
#*  Mattson Technology, Inc............................  44,396      91,012
    MAXIMUS, Inc....................................... 366,732  15,168,036
#*  MaxLinear, Inc. Class A............................  33,013     312,963
#*  Maxwell Technologies, Inc.......................... 203,275   2,211,632
#*  Measurement Specialties, Inc.......................  84,118   7,233,307
#*  MeetMe, Inc........................................  16,285      38,433
    Mentor Graphics Corp............................... 787,552  15,554,152
*   Mercury Systems, Inc............................... 230,497   2,546,992
#   Mesa Laboratories, Inc.............................  22,048   1,686,011
    Methode Electronics, Inc........................... 272,582   8,717,172
#   Micrel, Inc........................................ 366,976   3,838,569
*   Microsemi Corp..................................... 633,244  15,185,191
*   MicroStrategy, Inc. Class A........................   1,105     158,159
    MKS Instruments, Inc............................... 338,227  10,748,854
    MOCON, Inc.........................................  23,794     368,807
#*  ModusLink Global Solutions, Inc.................... 156,445     583,540
*   MoneyGram International, Inc.......................  42,545     614,775
    Monolithic Power Systems, Inc...................... 203,499   8,392,299
    Monotype Imaging Holdings, Inc..................... 252,314   7,541,665
*   Monster Worldwide, Inc............................. 607,946   3,951,649
#*  MoSys, Inc......................................... 167,152     553,273
*   Move, Inc.......................................... 233,364   3,407,114
#*  MRV Communications, Inc............................  34,710     494,270
#   MTS Systems Corp...................................  91,913   6,066,258
#*  Multi-Fineline Electronix, Inc.....................  97,676     953,318
#*  Nanometrics, Inc................................... 175,610   2,732,492
*   NAPCO Security Technologies, Inc...................  40,054     193,461
*   NCI, Inc. Class A..................................  32,877     295,235
*   NeoPhotonics Corp..................................   9,702      30,173
#*  NETGEAR, Inc....................................... 213,796   6,693,953
#*  Netlist, Inc.......................................  78,133      96,885
#*  Netscout Systems, Inc.............................. 282,766  12,026,038
*   Newport Corp....................................... 241,078   4,173,060
#*  Newtek Business Services, Inc...................... 148,095     364,314
    NIC, Inc........................................... 334,430   5,641,834
#*  Novatel Wireless, Inc.............................. 157,129     295,403
#*  Numerex Corp. Class A..............................  47,759     479,978
#*  Oclaro, Inc........................................ 263,176     489,507
*   OmniVision Technologies, Inc....................... 366,899   8,218,538
*   Omtool, Ltd........................................   3,470      10,410
#*  Onvia, Inc.........................................   2,306      11,046
#*  Oplink Communications, Inc......................... 105,915   2,018,740
    Optical Cable Corp.................................  26,264     113,198
*   OSI Systems, Inc................................... 120,598   7,995,647

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Overland Storage, Inc..............................    12,477 $    38,429
#*  PAR Technology Corp................................    35,625     138,938
#   Park Electrochemical Corp..........................    99,827   2,811,128
#*  Parkervision, Inc..................................    71,039      88,799
    PC Connection, Inc.................................    50,404   1,029,754
    PC-Tel, Inc........................................    58,100     438,074
#*  PCM, Inc...........................................    42,066     416,453
*   PDF Solutions, Inc.................................   150,173   2,877,315
    Pegasystems, Inc...................................   277,081   5,921,221
#   Perceptron, Inc....................................    55,801     627,761
*   Peregrine Semiconductor Corp.......................     7,700      51,898
*   Perficient, Inc....................................   208,326   3,539,459
*   Pericom Semiconductor Corp.........................    98,109     866,302
#*  Pfsweb, Inc........................................     6,817      57,195
#*  Photronics, Inc....................................   352,472   2,809,202
#*  Pixelworks, Inc....................................    16,634     130,910
#*  Planar Systems, Inc................................   280,770     760,887
#   Plantronics, Inc...................................   286,908  13,476,069
*   Plexus Corp........................................   227,076   8,930,899
*   PLX Technology, Inc................................   124,657     809,024
*   PMC-Sierra, Inc.................................... 1,381,330   9,296,351
*   Polycom, Inc.......................................   925,428  11,863,987
    Power Integrations, Inc............................   194,307  10,459,546
#*  PRGX Global, Inc...................................   142,573     858,289
#*  Procera Networks, Inc..............................    65,049     651,140
*   Progress Software Corp.............................   344,041   7,974,870
*   Pulse Electronics Corp.............................     1,907       4,653
    QAD, Inc. Class A..................................    47,305     894,064
    QAD, Inc. Class B..................................    13,168     210,425
*   QLogic Corp........................................   479,191   4,360,638
*   Qualstar Corp......................................    25,800      33,798
#*  Quantum Corp.......................................   327,237     409,046
#*  QuickLogic Corp....................................     8,140      27,676
#*  QuinStreet, Inc....................................    68,843     343,527
*   Qumu Corp..........................................    36,065     474,255
*   Radisys Corp.......................................   135,857     440,177
#*  Rambus, Inc........................................   738,546   8,500,664
#*  RealD, Inc.........................................    49,584     524,103
*   RealNetworks, Inc..................................   146,964   1,105,169
#*  RealPage, Inc......................................   110,885   1,785,803
#   Reis, Inc..........................................    52,397   1,132,299
*   Relm Wireless Corp.................................    30,643     125,636
#*  Remark Media, Inc..................................       436       3,030
#*  Research Frontiers, Inc............................     4,300      22,317
#   RF Industries, Ltd.................................    35,415     187,700
#*  RF Micro Devices, Inc.............................. 2,305,447  25,728,789
    Richardson Electronics, Ltd........................    58,120     579,456
*   Riverbed Technology, Inc...........................   532,598   9,533,504
#*  Rofin-Sinar Technologies, Inc......................   134,405   2,934,061
*   Rogers Corp........................................    99,709   5,719,308
#*  Rosetta Stone, Inc.................................   125,848   1,213,175
*   Rovi Corp..........................................   609,730  14,249,390
#*  Rubicon Technology, Inc............................    85,425     643,250

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Rudolph Technologies, Inc..........................   311,455 $ 2,868,501
#*  Saba Software, Inc.................................    30,405     377,022
*   Sanmina Corp.......................................   556,013  12,949,543
*   Sapient Corp.......................................   975,197  14,393,908
*   ScanSource, Inc....................................   158,203   5,665,249
#   Science Applications International Corp............    94,666   3,954,199
#*  Seachange International, Inc.......................   199,400   1,493,506
#*  Selectica, Inc.....................................    10,332      61,475
*   Semtech Corp.......................................   424,802   9,485,829
#*  ServiceSource International, Inc...................    41,537     184,009
#*  Sevcon, Inc........................................     7,783      60,318
*   ShoreTel, Inc......................................   286,288   1,769,260
#*  Shutterstock, Inc..................................    98,754   7,696,887
*   Sigma Designs, Inc.................................   152,239     645,493
*   Sigmatron International, Inc.......................     2,200      24,530
#*  Silicon Graphics International Corp................    97,637     928,528
*   Silicon Image, Inc.................................   529,626   2,642,834
*   Silicon Laboratories, Inc..........................   295,192  12,023,170
*   Smith Micro Software, Inc..........................   119,075     126,220
*   SMTC Corp..........................................    18,570      35,469
#*  SolarWinds, Inc....................................   197,216   8,113,466
#*  Sonic Foundry, Inc.................................    10,310     107,327
*   Sonus Networks, Inc................................ 1,655,524   5,844,000
#*  Spansion, Inc. Class A.............................   400,675   7,600,805
#*  Spark Networks, Inc................................     3,061      18,244
#*  Speed Commerce, Inc................................   144,714     450,061
*   SS&C Technologies Holdings, Inc....................    76,032   3,292,946
*   Stamps.com, Inc....................................    97,162   3,073,234
#*  StarTek, Inc.......................................    50,089     356,133
#*  SunEdison, Inc..................................... 1,202,919  24,058,380
#*  SunPower Corp......................................   168,884   6,203,109
#*  Super Micro Computer, Inc..........................   293,491   7,680,659
*   support.com, Inc...................................   286,487     681,839
*   Sykes Enterprises, Inc.............................   255,266   5,284,006
#*  Synaptics, Inc.....................................   278,879  20,143,430
#*  Synchronoss Technologies, Inc......................   243,975   9,859,030
#*  SYNNEX Corp........................................   250,232  16,139,964
#*  Syntel, Inc........................................   107,776   9,308,613
#*  Take-Two Interactive Software, Inc.................   709,194  15,871,762
*   Tech Data Corp.....................................   230,092  14,447,477
#*  TechTarget, Inc....................................    26,539     201,696
*   TeleCommunication Systems, Inc. Class A............   278,535     877,385
*   Telenav, Inc.......................................    94,366     468,999
*   TeleTech Holdings, Inc.............................   306,027   8,424,923
#   Tessco Technologies, Inc...........................    44,160   1,346,880
    Tessera Technologies, Inc..........................   340,749   8,658,432
    TheStreet, Inc.....................................   105,930     257,410
*   TiVo, Inc..........................................   103,689   1,395,654
#   Transact Technologies, Inc.........................    31,591     285,583
#*  Travelzoo, Inc.....................................    26,064     449,343
*   Trio Tech International............................     3,256      12,373
#*  TriQuint Semiconductor, Inc........................   972,167  17,479,563
*   TSR, Inc...........................................     5,056      15,825

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Information Technology -- (Continued)
#*  TTM Technologies, Inc.............................. 359,864 $    2,702,579
#*  Tyler Technologies, Inc............................ 178,096     16,158,650
*   Ultra Clean Holdings, Inc.......................... 145,984      1,265,681
#*  Ultratech, Inc..................................... 183,081      4,335,358
#*  Unisys Corp........................................ 351,934      7,492,675
    United Online, Inc.................................  90,496        969,212
#*  Universal Display Corp.............................  32,931      1,009,664
#*  Unwired Planet, Inc................................ 223,988        447,976
#*  USA Technologies, Inc..............................  16,830         34,333
#*  UTStarcom Holdings Corp............................  41,814        125,024
#*  Veeco Instruments, Inc............................. 277,908      9,646,187
*   VeriFone Systems, Inc.............................. 372,456     12,481,001
*   Verint Systems, Inc................................ 374,453     17,576,824
#*  ViaSat, Inc........................................ 279,767     16,357,976
#*  Viasystems Group, Inc.............................. 110,637      1,083,136
*   Vicon Industries, Inc..............................  14,689         33,858
*   Video Display Corp.................................  21,287         67,693
*   Virtusa Corp....................................... 187,811      5,874,728
#   Vishay Intertechnology, Inc........................ 915,322     13,482,693
*   Vishay Precision Group, Inc........................  82,360      1,188,455
#*  VistaPrint NV...................................... 174,293      8,585,673
#*  Vringo, Inc........................................  19,360         63,114
#   Wayside Technology Group, Inc......................   8,712        152,199
#*  Web.com Group, Inc................................. 357,758      9,498,475
#*  WebMD Health Corp.................................. 284,495     14,176,386
*   Westell Technologies, Inc. Class A................. 301,809        522,130
*   Wireless Telecom Group, Inc........................  64,760        163,843
*   Xcerra Corp........................................ 325,206      3,040,676
*   XO Group, Inc...................................... 134,808      1,505,805
*   Zebra Technologies Corp. Class A................... 306,956     24,577,967
#*  Zhone Technologies, Inc............................  49,121        152,275
#*  Zix Corp........................................... 332,475      1,153,688
#*  Zynga, Inc. Class A................................ 764,591      2,232,606
                                                                --------------
Total Information Technology...........................          1,602,728,699
                                                                --------------
Materials -- (4.5%)
    A Schulman, Inc.................................... 179,128      7,118,547
#*  AEP Industries, Inc................................  30,266      1,233,339
#*  AK Steel Holding Corp.............................. 159,445      1,450,949
#*  AM Castle & Co.....................................  94,594        783,238
*   American Biltrite, Inc.............................      62         27,683
#   American Vanguard Corp............................. 164,556      2,088,216
#   Ampco-Pittsburgh Corp..............................  38,408        774,689
    Axiall Corp........................................ 181,547      7,775,658
    Balchem Corp....................................... 174,024      8,701,200
*   Berry Plastics Group, Inc.......................... 324,159      7,873,822
*   Boise Cascade Co................................... 157,094      4,422,196
    Cabot Corp.........................................   3,579        187,504
*   Calgon Carbon Corp................................. 362,221      7,679,085
    Carpenter Technology Corp..........................   4,743        256,786
*   Century Aluminum Co................................ 590,006     11,092,113
#   Chase Corp.........................................  30,615      1,033,256
*   Chemtura Corp...................................... 717,046     16,678,490

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Materials -- (Continued)
*   Clearwater Paper Corp..............................   133,043 $ 8,993,707
#*  Codexis, Inc.......................................    41,835      87,854
#*  Coeur Mining, Inc..................................   230,078   1,794,608
    Commercial Metals Co...............................   796,130  13,725,281
    Compass Minerals International, Inc................   117,886  10,140,554
#*  Contango ORE, Inc..................................     4,405      46,032
#*  Continental Materials Corp.........................       397       6,670
*   Core Molding Technologies, Inc.....................    46,828     620,471
#   Deltic Timber Corp.................................    46,778   2,858,136
    Detrex Corp........................................       500      17,750
    Domtar Corp........................................    96,186   3,455,001
*   Ferro Corp.........................................   582,309   7,302,155
    Flamemaster Corp...................................       189       1,607
#*  Flotek Industries, Inc.............................   374,442  10,802,652
    Friedman Industries, Inc...........................    30,435     265,393
#   FutureFuel Corp....................................   252,122   3,973,443
#*  General Moly, Inc..................................   262,950     276,098
    Globe Specialty Metals, Inc........................   472,883   8,998,963
#   Gold Resource Corp.................................     2,596      13,707
#*  Golden Minerals Co.................................    51,086      60,792
*   Graphic Packaging Holding Co....................... 1,295,284  15,543,408
    Greif, Inc. Class A................................    43,020   2,158,744
#   Greif, Inc. Class B................................       258      13,834
#   Hawkins, Inc.......................................    42,779   1,465,181
#   Haynes International, Inc..........................    66,904   3,331,819
#   HB Fuller Co.......................................   344,420  15,378,353
#*  Headwaters, Inc....................................   420,559   4,495,776
#   Hecla Mining Co.................................... 1,313,198   4,149,706
#*  Horsehead Holding Corp.............................   338,174   6,333,999
    Innophos Holdings, Inc.............................   137,421   8,304,351
    Innospec, Inc......................................   149,928   6,028,605
#*  Intrepid Potash, Inc...............................   186,728   2,765,442
#   Kaiser Aluminum Corp...............................    97,607   7,537,213
*   KapStone Paper and Packaging Corp..................   665,719  19,798,483
#   KMG Chemicals, Inc.................................    42,573     713,949
    Koppers Holdings, Inc..............................   129,290   4,658,319
*   Kraton Performance Polymers, Inc...................   173,473   3,575,279
#   Kronos Worldwide, Inc..............................   121,414   1,810,283
*   Landec Corp........................................   151,103   1,844,968
#*  Louisiana-Pacific Corp.............................   943,672  12,777,319
*   LSB Industries, Inc................................   135,185   5,205,974
    Martin Marietta Materials, Inc.....................    94,345  11,720,479
#   Materion Corp......................................    99,804   3,224,667
#*  McEwen Mining, Inc.................................   226,238     644,778
#*  Mercer International, Inc..........................   174,748   1,740,490
#*  Metabolix, Inc.....................................     2,612       1,280
    Minerals Technologies, Inc.........................   235,974  13,703,010
#*  Mines Management, Inc..............................    58,244      46,187
    Myers Industries, Inc..............................   209,213   3,866,256
    Neenah Paper, Inc..................................   106,273   5,273,266
    Noranda Aluminum Holding Corp......................   212,559     939,511
*   Northern Technologies International Corp...........    17,945     364,284
#   Olin Corp..........................................   534,734  14,207,882

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Materials -- (Continued)
#    Olympic Steel, Inc.................................  52,690 $  1,155,492
#    OM Group, Inc...................................... 168,470    4,762,647
#*   OMNOVA Solutions, Inc.............................. 239,904    1,936,025
*    Penford Corp.......................................  52,852      649,023
     PH Glatfelter Co................................... 218,206    5,193,303
#    PolyOne Corp....................................... 529,913   20,110,198
     Quaker Chemical Corp...............................  78,168    5,519,442
#*   Rentech, Inc....................................... 913,205    1,981,655
*    Resolute Forest Products, Inc...................... 134,927    2,076,527
#*   RevettMining Co., Inc..............................   7,937        9,445
*    RTI International Metals, Inc...................... 173,155    4,304,633
#    Schnitzer Steel Industries, Inc. Class A........... 156,735    4,186,392
     Schweitzer-Mauduit International, Inc.............. 191,122    7,803,511
#*   Senomyx, Inc.......................................  60,712      428,323
     Sensient Technologies Corp......................... 343,619   18,039,997
     Stepan Co.......................................... 115,680    5,566,522
#*   Stillwater Mining Co............................... 830,459   14,865,216
*    SunCoke Energy, Inc................................ 397,941    9,084,993
#    Synalloy Corp......................................  16,003      267,890
*    Taminco Corp.......................................  10,950      228,855
#*   Trecora Resources..................................  60,273      724,481
     Tredegar Corp......................................  83,281    1,627,311
     Tronox, Ltd. Class A............................... 162,257    4,306,301
*    UFP Technologies, Inc..............................   3,300       83,325
#    United States Lime & Minerals, Inc.................  24,502    1,411,805
#*   Universal Stainless & Alloy Products, Inc..........  29,748      857,635
     US Silica Holdings, Inc............................ 358,685   20,165,271
#    Valhi, Inc.........................................  52,587      346,022
#*   Verso Paper Corp...................................   9,552       30,089
     Vulcan International Corp..........................     700       30,030
#    Walter Energy, Inc.................................     823        4,732
#    Wausau Paper Corp.................................. 332,467    3,347,943
*    Webco Industries, Inc..............................     600       50,400
     Worthington Industries, Inc........................ 473,410   18,107,932
     Zep, Inc...........................................  95,314    1,485,945
                                                                 ------------
Total Materials.........................................          496,990,051
                                                                 ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     800           --
o*   Big 4 Ranch, Inc...................................   3,200           --
o*   Brooklyn Federal Bancorp, Inc. Escrow Shares.......   5,100           --
o*   Concord Camera Corp. Escrow Shares................. 113,476           --
o*   DLB Oil & Gas, Inc. Escrow Shares..................   1,300           --
o*   First Commerce Bancorp Escrow Shares...............   6,667           --
o*   FRD Acquisition Co. Escrow Shares.................. 106,674           --
o#*  Gerber Scientific, Inc. Escrow Shares.............. 166,622           --
o*   Petrocorp, Inc. Escrow Shares......................   6,900           --
                                                                 ------------
Total Other.............................................                   --
                                                                 ------------
Real Estate Investment Trusts -- (0.1%)
*    CareTrust REIT, Inc................................ 127,330    2,172,250

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Real Estate Investment Trusts -- (Continued)
    Geo Group, Inc. (The)..............................   126,732 $ 4,360,848
                                                                  -----------
Total Real Estate Investment Trusts....................             6,533,098
                                                                  -----------
Telecommunication Services -- (0.5%)
#*  8x8, Inc...........................................    87,658     708,277
#*  Alaska Communications Systems Group, Inc...........    82,844     152,433
#   Alteva.............................................    24,398     155,659
    Atlantic Tele-Network, Inc.........................    74,985   4,387,372
#*  Boingo Wireless, Inc...............................    13,346      81,544
#*  Cincinnati Bell, Inc............................... 1,377,410   5,247,932
    Cogent Communications Holdings, Inc................   228,109   7,917,663
#   Consolidated Communications Holdings, Inc..........   220,599   4,937,006
#   Enventis Corp......................................    58,216     953,578
*   General Communication, Inc. Class A................   273,539   3,019,871
#*  Hawaiian Telcom Holdco, Inc........................     6,257     176,447
    HC2 Holdings, Inc..................................    18,211      71,933
    IDT Corp. Class B..................................   127,901   1,993,977
    Inteliquent, Inc...................................   230,334   2,443,844
#*  Intelsat SA........................................     7,851     145,558
#*  Iridium Communications, Inc........................   190,546   1,558,666
#   Lumos Networks Corp................................   133,024   2,040,588
#*  NII Holdings, Inc..................................     1,574       1,079
#   NTELOS Holdings Corp...............................   132,826   1,599,225
#*  ORBCOMM, Inc.......................................   222,819   1,399,303
#*  Premiere Global Services, Inc......................   299,902   3,928,716
#   Shenandoah Telecommunications Co...................    94,358   2,614,660
    Spok Holdings, Inc.................................   108,583   1,625,488
#*  Straight Path Communications, Inc. Class B.........    56,353     556,204
    Telephone & Data Systems, Inc......................   137,071   3,426,775
*   Vonage Holdings Corp............................... 1,437,660   5,003,057
                                                                  -----------
Total Telecommunication Services.......................            56,146,855
                                                                  -----------
Utilities -- (2.7%)
#   ALLETE, Inc........................................   288,905  13,555,423
    American States Water Co...........................   257,923   7,879,548
#   Artesian Resources Corp. Class A...................    18,254     397,755
#   Atlantic Power Corp................................   261,139     984,494
#   Avista Corp........................................   420,313  13,042,312
    Black Hills Corp...................................   309,535  16,315,590
#*  Cadiz, Inc.........................................     8,135      73,052
    California Water Service Group.....................   308,266   7,019,217
    Chesapeake Utilities Corp..........................    54,752   3,563,808
    Cleco Corp.........................................   125,783   7,011,144
#   Connecticut Water Service, Inc.....................    50,785   1,619,534
#   Consolidated Water Co., Ltd........................    45,451     472,236
#   Delta Natural Gas Co., Inc.........................    16,144     316,422
#*  Dynegy, Inc........................................   117,303   3,114,395
    El Paso Electric Co................................   264,357   9,741,555
    Empire District Electric Co. (The).................   286,089   7,012,041
    Gas Natural, Inc...................................    19,289     248,635
#*  Genie Energy, Ltd. Class B.........................    89,624     621,094
#   Hawaiian Electric Industries, Inc..................   299,668   7,078,158

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
#    IDACORP, Inc....................................... 339,028 $   18,154,949
#    Laclede Group, Inc. (The).......................... 238,137     11,187,676
#    MGE Energy, Inc.................................... 188,094      7,076,096
#    Middlesex Water Co.................................  84,152      1,709,969
#    New Jersey Resources Corp.......................... 286,785     14,648,978
#    Northwest Natural Gas Co........................... 177,529      7,672,803
#    NorthWestern Corp.................................. 263,877     12,196,395
#    ONE Gas, Inc.......................................  74,843      2,694,348
#    Ormat Technologies, Inc............................  81,182      2,093,684
#    Otter Tail Corp.................................... 212,256      5,934,678
     Piedmont Natural Gas Co., Inc...................... 320,021     11,101,529
#    PNM Resources, Inc................................. 546,129     14,008,209
#    Portland General Electric Co....................... 524,964     16,762,101
     RGC Resources, Inc.................................   6,328        125,231
     SJW Corp...........................................  89,874      2,409,522
#    South Jersey Industries, Inc....................... 220,253     11,798,953
     Southwest Gas Corp................................. 318,609     15,780,704
*    Two Rivers Water & Farming Co......................     247            291
#    UIL Holdings Corp.................................. 389,572     13,677,873
     Unitil Corp........................................  86,960      2,782,720
#    UNS Energy Corp.................................... 240,918     14,556,266
#    WGL Holdings, Inc.................................. 331,717     12,930,329
#    York Water Co......................................  56,137      1,068,287
                                                                 --------------
Total Utilities.........................................            300,438,004
                                                                 --------------
TOTAL COMMON STOCKS.....................................          8,575,676,528
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares..........................  10,595             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.........   2,560             --
o*   Community Health Systems, Inc. Rights 01/04/16..... 680,526         37,429
o*   CSF Holding, Inc. Litigation Rights................   3,250             --
o#*  Leap Wireless International, Inc. Contingent Value
       Rights........................................... 246,684        621,644
o*   LGL Group, Inc. (The) Warrants 08/06/18............  35,515          1,140
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16....  32,271             --
o*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14   1,607             --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14..........   8,295          6,885
o*   Tejon Ranch Co. Warrants 08/31/16..................   7,160         16,181

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
o*    Unity Bancorp, Inc. Rights 08/08/14..........       8,514 $           596
TOTAL RIGHTS/WARRANTS..............................                     683,875
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.068%.....................................  29,966,200      29,966,200
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (21.2%)
(S)@  DFA Short Term Investment Fund............... 199,733,642   2,310,918,241
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $8,790,195,109)^^................................             $10,917,244,844
                                                                ===============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                          -------------- -------------- ------- ---------------
 Common Stocks
    Consumer
      Discretionary...... $1,464,497,574 $        8,850   --    $ 1,464,506,424
    Consumer Staples.....    329,480,766             --   --        329,480,766
    Energy...............    535,187,379         45,107   --        535,232,486
    Financials...........  1,441,927,233         61,954   --      1,441,989,187
    Health Care..........    814,592,295        215,204   --        814,807,499
    Industrials..........  1,526,818,733          4,726   --      1,526,823,459
    Information
      Technology.........  1,602,728,699             --   --      1,602,728,699
    Materials............    496,990,051             --   --        496,990,051
    Other................             --             --   --                 --
    Real Estate
      Investment Trusts..      6,533,098             --   --          6,533,098
    Telecommunication
      Services...........     56,146,855             --   --         56,146,855
    Utilities............    300,438,004             --   --        300,438,004
 Preferred Stocks
    Other................             --             --   --                 --
 Rights/Warrants.........             --        683,875   --            683,875
 Temporary Cash
   Investments...........     29,966,200             --   --         29,966,200
 Securities Lending
   Collateral............             --  2,310,918,241   --      2,310,918,241
                          -------------- --------------   --    ---------------
 TOTAL................... $8,605,306,887 $2,311,937,957   --    $10,917,244,844
                          ============== ==============   ==    ===============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (81.9%)

Consumer Discretionary -- (15.1%)
*   1-800-Flowers.com, Inc. Class A.................... 190,663 $   976,195
#*  Aeropostale, Inc................................... 422,052   1,401,213
#   AH Belo Corp. Class A.............................. 239,810   2,529,995
#*  ALCO Stores, Inc...................................  52,342     364,562
*   Ambassadors Group, Inc............................. 141,374     607,908
    AMCON Distributing Co..............................   5,690     455,086
#*  America's Car-Mart, Inc............................ 103,490   3,874,666
*   American Axle & Manufacturing Holdings, Inc........ 471,993   8,679,951
#*  American Public Education, Inc..................... 135,713   4,844,954
    Arctic Cat, Inc.................................... 125,454   4,466,162
    Ark Restaurants Corp...............................  36,613     780,223
*   Asbury Automotive Group, Inc....................... 272,113  18,375,791
#*  Ascent Capital Group, Inc. Class A.................  57,742   3,578,849
*   Ballantyne Strong, Inc.............................  76,188     294,848
#*  Barnes & Noble, Inc................................ 539,213  11,226,415
    Bassett Furniture Industries, Inc..................  89,635   1,306,878
    Beasley Broadcasting Group, Inc. Class A...........  65,543     401,123
#*  Beazer Homes USA, Inc.............................. 119,800   1,838,930
#   bebe stores, Inc................................... 625,625   1,758,006
    Big 5 Sporting Goods Corp.......................... 204,171   2,023,335
#*  Biglari Holdings, Inc..............................  15,107   6,420,626
#*  BJ's Restaurants, Inc.............................. 200,153   6,859,243
#*  Black Diamond, Inc................................. 137,350   1,205,933
#*  Blue Nile, Inc.....................................  38,882   1,001,211
#   Blyth, Inc......................................... 111,212     672,833
#   Bob Evans Farms, Inc............................... 162,356   7,713,534
#*  Body Central Corp..................................  75,570      39,372
#   Bon-Ton Stores, Inc. (The)......................... 113,614   1,056,610
*   Books-A-Million, Inc...............................  60,674     129,842
#   Bowl America, Inc. Class A.........................  55,406     810,313
#*  Boyd Gaming Corp...................................  37,444     411,884
*   Bravo Brio Restaurant Group, Inc...................  82,662   1,231,664
#*  Bridgepoint Education, Inc.........................  67,611     812,008
    Brown Shoe Co., Inc................................ 406,801  11,467,720
*   Build-A-Bear Workshop, Inc......................... 103,493   1,091,851
#*  Cache, Inc......................................... 145,861     170,657
#   Callaway Golf Co................................... 702,774   5,341,082
*   Cambium Learning Group, Inc........................  93,736     183,723
*   Canterbury Park Holding Corp.......................  26,287     250,778
#   Capella Education Co...............................  70,461   4,506,686
#*  Career Education Corp.............................. 258,874   1,322,846
*   Carmike Cinemas, Inc............................... 189,858   5,969,136
    Carriage Services, Inc............................. 179,091   2,888,738
#*  Carrols Restaurant Group, Inc...................... 245,333   1,842,451
#   Cato Corp. (The) Class A........................... 266,470   8,223,264
*   Cavco Industries, Inc..............................  56,481   4,032,179
#*  Central European Media Enterprises, Ltd. Class A...  37,076      97,139
#*  Charles & Colvard, Ltd.............................  71,131     133,015
    Cherokee, Inc......................................  83,413   1,400,504
#   Children's Place, Inc. (The)....................... 197,768   9,927,954
*   Christopher & Banks Corp........................... 212,801   1,819,449

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
     Churchill Downs, Inc............................... 114,647 $ 9,916,965
#*   Chuy's Holdings, Inc...............................  38,893   1,114,284
*    Cinedigm Corp...................................... 698,916   1,586,539
*    Citi Trends, Inc................................... 128,001   2,579,220
*    Coast Distribution System, Inc. (The)..............  41,382     125,181
*    Cobra Electronics Corp.............................  47,132     194,655
#    Collectors Universe, Inc...........................  57,953   1,160,219
#*   Conn's, Inc........................................ 297,054  11,882,160
     Cooper Tire & Rubber Co............................ 282,260   8,154,491
     Core-Mark Holding Co., Inc......................... 148,204   6,995,229
#*   Corinthian Colleges, Inc........................... 236,744      49,716
*    Crocs, Inc......................................... 523,014   8,300,232
#*   Crown Media Holdings, Inc. Class A................. 170,294     575,594
     CSS Industries, Inc................................  52,055   1,285,238
     Culp, Inc.......................................... 186,578   3,380,793
#*   Cumulus Media, Inc. Class A........................ 523,355   2,710,979
#*   Daily Journal Corp.................................     200      33,730
*    Del Frisco's Restaurant Group, Inc.................  73,465   1,566,274
#*   dELiA*s, Inc.......................................   7,960       4,895
#*   Delta Apparel, Inc.................................  77,201     994,349
#    Destination Maternity Corp......................... 100,320   1,909,090
#*   Destination XL Group, Inc.......................... 349,894   1,871,933
#*   Dex Media, Inc.....................................   3,500      44,765
*    DGSE Cos., Inc.....................................   8,313      12,885
     DineEquity, Inc.................................... 116,656   9,454,969
#*   Dixie Group, Inc. (The)............................ 104,300     875,077
#*   Dorman Products, Inc............................... 126,256   5,476,985
*    Dover Downs Gaming & Entertainment, Inc............ 142,541     179,602
     Dover Motorsports, Inc............................. 168,371     468,071
     Drew Industries, Inc............................... 211,465   9,515,925
#*   Education Management Corp..........................   2,999       3,869
#    Educational Development Corp.......................  36,900     177,120
#    Einstein Noah Restaurant Group, Inc................ 175,207   2,650,882
*    ELXSI Corp.........................................   7,100      66,385
*    Emerson Radio Corp................................. 243,478     392,000
*    Emmis Communications Corp. Class A................. 300,222     750,555
#*   Empire Resorts, Inc................................  37,140     179,386
#*   Entercom Communications Corp. Class A.............. 354,244   3,347,606
#*   Entertainment Gaming Asia, Inc.....................   5,434       3,755
#    Entravision Communications Corp. Class A........... 971,879   5,432,804
#    Escalade, Inc......................................  62,320     990,888
#    Ethan Allen Interiors, Inc......................... 281,249   6,446,227
*    EW Scripps Co. (The) Class A....................... 345,866   7,498,375
o#*  FAB Universal Corp.................................   1,618       1,862
#*   Famous Dave's Of America, Inc......................  51,505   1,284,020
#*   Fiesta Restaurant Group, Inc....................... 287,516  13,047,476
     Finish Line, Inc. (The) Class A.................... 569,053  14,960,403
#*   Flanigan's Enterprises, Inc........................  20,756     309,057
     Flexsteel Industries, Inc..........................  55,129   1,668,204
#*   Francesca's Holdings Corp.......................... 134,565   1,719,741
#    Fred's, Inc. Class A............................... 295,418   4,676,467
     Frisch's Restaurants, Inc..........................  63,337   1,497,920
#*   FTD Cos., Inc...................................... 151,834   5,001,412

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Fuel Systems Solutions, Inc........................ 133,734 $ 1,404,207
*   Full House Resorts, Inc............................  66,136      93,252
#*  G-III Apparel Group, Ltd........................... 193,446  15,024,951
*   Gaiam, Inc. Class A................................  66,689     438,814
*   Gaming Partners International Corp.................  14,659     126,654
*   Geeknet, Inc.......................................   3,079      36,732
#*  Gentherm, Inc...................................... 317,381  13,282,395
#   Gordmans Stores, Inc...............................  22,024      79,727
*   Grand Canyon Education, Inc........................ 367,324  15,794,932
#*  Gray Television, Inc............................... 444,769   5,417,286
#*  Gray Television, Inc. Class A......................  41,200     393,872
#*  Hampshire Group, Ltd...............................  25,800      92,880
    Harte-Hanks, Inc................................... 375,076   2,460,499
    Haverty Furniture Cos., Inc........................ 157,277   3,496,268
#   Haverty Furniture Cos., Inc. Class A...............  18,855     419,712
*   Helen of Troy, Ltd................................. 194,371  10,424,117
*   Here Media, Inc....................................   9,920           1
*   Here Media, Inc. Special Shares....................   9,920           1
#*  hhgregg, Inc....................................... 146,876   1,044,288
#*  Hibbett Sports, Inc................................  31,512   1,572,764
*   Hollywood Media Corp...............................   1,798       2,265
#   Hooker Furniture Corp..............................  87,784   1,274,624
#*  Hovnanian Enterprises, Inc. Class A................  32,591     130,364
#*  Ignite Restaurant Group, Inc.......................   1,313      16,872
*   Insignia Systems, Inc..............................  51,150     157,031
    International Speedway Corp. Class A...............   1,501      45,510
#   Interval Leisure Group, Inc........................ 347,536   7,360,812
#*  iRobot Corp........................................ 329,881  10,678,248
#*  Isle of Capri Casinos, Inc......................... 136,790   1,082,009
#*  ITT Educational Services, Inc......................  10,887     154,922
*   Jaclyn, Inc........................................  20,127     112,208
#   JAKKS Pacific, Inc................................. 186,066   1,161,052
#*  Jamba, Inc.........................................  34,245     408,200
    Johnson Outdoors, Inc. Class A.....................  65,549   1,511,560
*   Journal Communications, Inc. Class A............... 480,802   5,231,126
*   K12, Inc........................................... 126,355   2,945,335
#   KB Home............................................ 408,655   6,661,076
#*  Kirkland's, Inc.................................... 173,414   3,261,917
#*  Kona Grill, Inc....................................  66,834   1,231,751
#   Koss Corp.......................................... 115,135     302,805
#*  Krispy Kreme Doughnuts, Inc........................ 676,222  10,352,959
    La-Z-Boy, Inc...................................... 573,570  12,067,913
*   Lakeland Industries, Inc...........................  40,544     249,346
*   Lazare Kaplan International, Inc...................  81,643     134,711
*   LeapFrog Enterprises, Inc.......................... 382,056   2,758,444
*   Learning Tree International, Inc................... 162,830     387,535
#*  Libbey, Inc........................................ 245,595   6,395,294
    Lifetime Brands, Inc............................... 111,220   1,890,740
*   LIN Media LLC Class A.............................. 213,495   5,510,306
#   Lincoln Educational Services Corp.................. 114,994     424,328
#   Lithia Motors, Inc. Class A........................  83,381   7,408,402
*   Loral Space & Communications, Inc..................  54,157   3,915,551
*   Luby's, Inc........................................ 249,870   1,254,347

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   M/I Homes, Inc.....................................   166,382 $ 3,424,142
    Marcus Corp. (The).................................   200,698   3,546,334
#   Marine Products Corp...............................   335,362   2,847,223
#*  MarineMax, Inc.....................................   193,769   3,230,129
#*  Martha Stewart Living Omnimedia, Inc. Class A......   174,678     787,798
#   Matthews International Corp. Class A...............   148,196   6,445,052
*   McClatchy Co. (The) Class A........................   337,029   1,627,850
    McRae Industries, Inc. Class A.....................     8,800     264,000
#   MDC Holdings, Inc..................................   148,689   4,010,142
#*  Media General, Inc. Class A........................   135,901   2,739,764
*   Modine Manufacturing Co............................   342,821   4,720,645
*   Monarch Casino & Resort, Inc.......................   145,340   1,813,843
#   Monro Muffler Brake, Inc...........................   150,284   7,632,924
#*  Motorcar Parts of America, Inc.....................    79,263   1,764,394
    Movado Group, Inc..................................   180,301   7,379,720
*   MTR Gaming Group, Inc..............................    19,183      88,242
#*  Multimedia Games Holding Co., Inc..................   190,131   4,585,960
    NACCO Industries, Inc. Class A.....................    37,647   1,795,385
#*  Nathan's Famous, Inc...............................    56,675   2,817,314
    National American University Holdings, Inc.........       584       1,816
    National CineMedia, Inc............................   447,447   7,185,999
#*  Nautilus, Inc......................................   320,659   3,193,764
#*  Nevada Gold & Casinos, Inc.........................       352         412
*   New York & Co., Inc................................   633,817   2,135,963
#   Nexstar Broadcasting Group, Inc. Class A...........   249,892  11,642,468
*   Nobility Homes, Inc................................    43,800     503,700
*   NTN Buzztime, Inc..................................    55,566      29,450
#   Nutrisystem, Inc...................................   308,455   4,950,703
*   Orbitz Worldwide, Inc..............................   579,146   5,125,442
#*  Overstock.com, Inc.................................    55,440     900,900
#   Oxford Industries, Inc.............................   155,943   9,289,525
*   P&F Industries, Inc. Class A.......................     6,745      54,297
#*  Pacific Sunwear of California, Inc.................   306,922     623,052
    Papa John's International, Inc.....................   398,990  16,633,893
*   Penn National Gaming, Inc..........................   249,538   2,615,158
#*  Pep Boys-Manny, Moe & Jack (The)...................   418,120   4,423,710
*   Perfumania Holdings, Inc...........................    56,683     368,439
#*  Perry Ellis International, Inc.....................   115,286   2,121,262
#   PetMed Express, Inc................................   213,062   2,918,949
    Pier 1 Imports, Inc................................    24,200     364,452
#*  Pinnacle Entertainment, Inc........................   540,950  11,792,710
#*  Pizza Inn Holdings, Inc............................    39,700     296,559
*   Popeyes Louisiana Kitchen, Inc.....................   240,316   9,684,735
*   Premier Exhibitions, Inc...........................     2,033       1,443
*   QEP Co., Inc.......................................    33,487     619,844
#*  Quantum Fuel Systems Technologies Worldwide, Inc...     5,656      29,015
#*  Quiksilver, Inc.................................... 1,403,205   4,195,583
#*  Radio One, Inc. Class D............................   320,517   1,400,659
#*  RadioShack Corp....................................    92,927      57,615
#*  ReachLocal, Inc....................................     4,933      31,571
*   Reading International, Inc. Class A................   134,925   1,083,448
#*  Reading International, Inc. Class B................    11,620     140,370
*   Red Lion Hotels Corp...............................   167,008     915,204

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Red Robin Gourmet Burgers, Inc..................... 167,782 $10,798,450
#   Regis Corp......................................... 357,551   4,980,685
    Remy International, Inc............................     468      10,380
#*  Rentrak Corp.......................................  67,423   3,346,878
#   RG Barry Corp...................................... 127,405   2,406,680
#*  Rick's Cabaret International, Inc..................  54,661     605,644
    Rocky Brands, Inc..................................  50,860     766,969
#*  Ruby Tuesday, Inc.................................. 446,559   2,683,820
    Ruth's Hospitality Group, Inc...................... 318,933   3,619,890
#   Saga Communications, Inc. Class A..................  51,988   1,871,568
#   Salem Communications Corp. Class A................. 170,151   1,482,015
#   Scholastic Corp....................................   1,078      38,183
#*  Scientific Games Corp. Class A..................... 688,770   5,882,096
#*  Select Comfort Corp................................ 180,022   3,636,444
#*  Shiloh Industries, Inc............................. 153,573   2,610,741
    Shoe Carnival, Inc................................. 155,905   2,775,109
#   Sinclair Broadcast Group, Inc. Class A............. 401,740  12,980,219
*   Sizmek, Inc........................................ 152,809   1,389,034
*   Skechers U.S.A., Inc. Class A...................... 270,836  14,129,514
*   Skullcandy, Inc.................................... 113,176     765,070
*   Skyline Corp.......................................  74,294     349,925
#*  Smith & Wesson Holding Corp........................   4,614      56,983
#   Sonic Automotive, Inc. Class A..................... 365,763   8,895,356
#*  Sonic Corp......................................... 641,732  13,251,766
*   Spanish Broadcasting System, Inc. Class A..........  36,748     198,072
    Spartan Motors, Inc................................ 162,763     699,881
*   Spectrum Group International, Inc..................     278     139,139
#   Speedway Motorsports, Inc.......................... 222,650   3,883,016
*   Sport Chalet, Inc. Class A......................... 108,430     122,526
*   Sport Chalet, Inc. Class B.........................  15,525      17,466
o*  Spy, Inc...........................................  13,301      14,498
#   Stage Stores, Inc.................................. 319,998   5,766,364
    Standard Motor Products, Inc....................... 249,241   8,985,138
*   Stanley Furniture Co., Inc.........................  43,669     113,103
    Stein Mart, Inc.................................... 268,396   3,483,780
*   Steiner Leisure, Ltd...............................  99,037   3,952,567
*   Stoneridge, Inc.................................... 224,582   2,463,665
    Strattec Security Corp.............................  30,152   1,894,450
*   Strayer Education, Inc.............................  17,965     930,946
#   Sturm Ruger & Co., Inc............................. 185,803   9,282,718
    Superior Industries International, Inc............. 235,310   4,402,650
    Superior Uniform Group, Inc........................  55,873   1,159,365
    Sypris Solutions, Inc.............................. 166,119     787,404
#*  Systemax, Inc...................................... 342,269   4,678,817
#   Tandy Leather Factory, Inc.........................  72,155     673,928
#*  Tile Shop Holdings, Inc............................  40,563     410,092
*   Tower International, Inc...........................  59,171   1,863,886
    Town Sports International Holdings, Inc............ 186,382     857,357
    Trans World Entertainment Corp..................... 218,126     785,254
*   TRI Pointe Homes, Inc..............................   7,940     107,269
#*  Tuesday Morning Corp............................... 372,296   6,127,992
#*  Tumi Holdings, Inc.................................  48,150   1,015,002
#*  Unifi, Inc......................................... 163,468   4,681,724

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   Universal Electronics, Inc......................... 143,267 $  6,823,807
#   Universal Technical Institute, Inc................. 223,452    2,674,720
#*  UQM Technologies, Inc.............................. 123,866      203,140
*   US Auto Parts Network, Inc.........................  62,898      206,305
#   Value Line, Inc....................................  80,059    1,336,985
#*  Valuevision Media, Inc. Class A.................... 396,686    1,816,822
#*  Vera Bradley, Inc.................................. 142,536    2,826,489
#*  Vitacost.com, Inc..................................  21,671      172,935
#*  Vitamin Shoppe, Inc................................ 127,133    5,422,222
#*  VOXX International Corp............................ 166,452    1,649,539
*   Wells-Gardner Electronics Corp..................... 104,895      127,972
#*  West Marine, Inc................................... 177,750    1,525,095
#*  Wet Seal, Inc. (The) Class A....................... 741,786      684,001
#   Weyco Group, Inc................................... 115,036    2,986,335
*   William Lyon Homes Class A.........................  34,333      845,278
    Winmark Corp.......................................  54,688    3,580,423
#*  Winnebago Industries, Inc.......................... 167,127    3,927,484
#   World Wrestling Entertainment, Inc. Class A........ 130,966    1,634,456
#*  Xanadoo Co. Class A................................     566      352,335
*   Zagg, Inc..........................................  87,597      447,621
#*  Zumiez, Inc........................................ 277,629    7,731,968
                                                                ------------
Total Consumer Discretionary...........................          874,089,100
                                                                ------------
Consumer Staples -- (3.3%)
#   Alico, Inc.........................................  68,700    2,535,717
*   Alliance One International, Inc.................... 868,655    1,971,847
    Andersons, Inc. (The).............................. 269,438   14,555,041
#*  Annie's, Inc.......................................  16,968      495,126
#*  Boulder Brands, Inc................................ 545,084    6,186,703
*   Bridgford Foods Corp...............................  72,953      579,612
    Cal-Maine Foods, Inc............................... 201,183   14,324,230
#   Calavo Growers, Inc................................ 118,355    4,082,064
    CCA Industries, Inc................................  35,363      124,478
#*  Central Garden and Pet Co..........................  75,174      690,849
*   Central Garden and Pet Co. Class A................. 311,524    2,906,519
#*  Chefs' Warehouse, Inc. (The).......................  35,141      617,427
*   Chiquita Brands International, Inc................. 322,337    3,091,212
    Coca-Cola Bottling Co. Consolidated................  71,524    4,993,806
#*  Coffee Holding Co., Inc............................  14,908       93,175
#*  Craft Brew Alliance, Inc...........................  82,682      927,692
#   Dean Foods Co......................................  46,851      717,757
#*  Elizabeth Arden, Inc............................... 247,382    5,103,491
#*  Farmer Bros. Co....................................  88,007    1,801,503
*   Fresh Market, Inc. (The)...........................   8,200      245,426
*   Glacier Water Services, Inc........................  23,971      457,247
    Golden Enterprises, Inc............................  99,219      403,821
*   IGI Laboratories, Inc..............................  30,339      159,886
    Ingles Markets, Inc. Class A....................... 100,711    2,469,434
#   Inter Parfums, Inc................................. 282,964    7,393,849
*   Inventure Foods, Inc...............................  28,111      338,738
    J&J Snack Foods Corp............................... 162,568   14,645,751
#   John B. Sanfilippo & Son, Inc......................  72,033    1,905,273
#   Liberator Medical Holdings, Inc....................   6,507       20,237

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
#*  Lifeway Foods, Inc................................. 152,175 $  1,900,666
#   Limoneira Co.......................................   1,213       26,747
*   Mannatech, Inc.....................................  10,017      123,109
#*  Medifast, Inc...................................... 128,774    3,697,102
#   MGP Ingredients, Inc............................... 107,447      864,948
#*  National Beverage Corp............................. 399,613    6,849,367
*   Natural Alternatives International, Inc............  70,731      384,069
#*  Natural Grocers by Vitamin Cottage, Inc............  13,355      302,891
#   Nature's Sunshine Products, Inc.................... 153,100    2,363,864
*   Nutraceutical International Corp...................  59,666    1,377,091
#   Oil-Dri Corp. of America...........................  58,075    1,694,048
*   Omega Protein Corp................................. 138,534    1,942,247
    Orchids Paper Products Co..........................  56,870    1,501,368
*   Pantry, Inc. (The)................................. 128,191    2,295,901
*   Post Holdings, Inc.................................  21,541      967,622
#   Reliv International, Inc........................... 102,054      137,773
#*  Revlon, Inc. Class A............................... 379,324   11,569,382
    Rocky Mountain Chocolate Factory, Inc..............  71,953      920,998
#   Roundy's, Inc......................................  30,739      148,469
*   Scheid Vineyards, Inc. Class A.....................   2,900       97,512
    Scope Industries...................................   8,083    1,972,252
#*  Seneca Foods Corp. Class A.........................  33,144      948,581
#*  Seneca Foods Corp. Class B.........................  11,120      338,048
    SpartanNash Co..................................... 362,131    7,590,266
#*  Susser Holdings Corp............................... 245,851   19,709,875
*   Tofutti Brands, Inc................................  53,404      228,035
#   United-Guardian, Inc...............................  40,096    1,024,052
#   Universal Corp.....................................  95,368    4,952,460
#*  USANA Health Sciences, Inc......................... 141,615    9,042,118
    Village Super Market, Inc. Class A.................  69,464    1,633,793
    WD-40 Co........................................... 151,846   10,137,239
#   Weis Markets, Inc..................................     249       10,622
                                                                ------------
Total Consumer Staples.................................          190,590,426
                                                                ------------
Energy -- (4.9%)
*   Abraxas Petroleum Corp............................. 486,100    2,479,110
    Adams Resources & Energy, Inc......................  38,954    2,545,254
#   Alon USA Energy, Inc............................... 348,711    4,480,936
#*  Alpha Natural Resources, Inc....................... 823,253    2,790,828
    AMEN Properties, Inc...............................     123       72,570
*   American Eagle Energy Corp.........................  12,112       77,880
#*  Amyris, Inc........................................   1,710        6,430
#*  Approach Resources, Inc............................ 202,666    4,264,093
*   Barnwell Industries, Inc...........................  68,834      210,632
*   Basic Energy Services, Inc......................... 457,821   10,983,126
#*  Bill Barrett Corp.................................. 200,043    4,803,032
*   Black Ridge Oil and Gas, Inc.......................  73,707       51,595
#   Bolt Technology Corp...............................  77,310    1,319,682
#*  BPZ Resources, Inc................................. 784,603    2,055,660
#*  C&J Energy Services, Inc........................... 161,946    4,851,902
#*  Cal Dive International, Inc........................ 192,137      209,429
*   Callon Petroleum Co................................ 328,627    3,246,835
*   Carrizo Oil & Gas, Inc............................. 216,987   13,325,172

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
*   Cheniere Energy, Inc...............................    39,020 $ 2,761,055
#*  Clayton Williams Energy, Inc.......................   110,188  11,725,105
#*  Clean Energy Fuels Corp............................   305,021   3,038,009
*   Cloud Peak Energy, Inc.............................   360,804   5,585,246
#   Comstock Resources, Inc............................   330,845   7,827,793
#*  Contango Oil & Gas Co..............................   111,658   4,492,001
    Dawson Geophysical Co..............................    64,595   1,621,335
    DHT Holdings, Inc..................................    42,208     279,417
#*  Earthstone Energy, Inc.............................     1,000      35,050
#*  Emerald Oil, Inc...................................   370,352   2,718,384
#*  Endeavour International Corp.......................   208,012     293,297
    Energy XXI Bermuda, Ltd............................        50         998
*   ENGlobal Corp......................................   238,421     665,195
    EnLink Midstream LLC...............................   453,413  17,324,911
*   Era Group, Inc.....................................    11,627     311,604
*   Escalera Resources Co..............................    58,194     129,191
    Evolution Petroleum Corp...........................    27,969     296,751
#*  FieldPoint Petroleum Corp..........................    49,014     244,580
#*  Forbes Energy Services, Ltd........................     2,400      12,624
#*  Forest Oil Corp....................................   231,103     471,450
    GasLog, Ltd........................................     2,800      71,400
#*  Gastar Exploration, Inc............................   376,268   2,490,894
#*  Geospace Technologies Corp.........................    69,429   2,793,823
#*  Gevo, Inc..........................................    24,840      12,681
#*  Goodrich Petroleum Corp............................    71,912   1,385,025
#   Green Plains, Inc..................................   304,248  11,406,258
    Gulf Island Fabrication, Inc.......................   110,881   2,162,180
#   Gulfmark Offshore, Inc. Class A....................   100,293   3,838,213
#*  Harvest Natural Resources, Inc.....................   283,514   1,224,780
#*  Hercules Offshore, Inc............................. 1,160,760   4,097,483
#*  HKN, Inc...........................................     1,132      80,429
*   Hornbeck Offshore Services, Inc....................     2,056      89,847
#*  Houston American Energy Corp.......................   108,288      33,569
*   ION Geophysical Corp............................... 1,093,078   4,099,042
*   Key Energy Services, Inc...........................   971,938   5,967,699
#*  Lucas Energy, Inc..................................    87,333      44,487
#*  Magnum Hunter Resources Corp.......................   339,685   2,184,175
#*  Matador Resources Co...............................   162,397   4,391,215
*   Matrix Service Co..................................   246,861   6,628,218
*   Mexco Energy Corp..................................     8,988      63,365
#*  Miller Energy Resources, Inc.......................    32,669     159,751
*   Mitcham Industries, Inc............................    79,611   1,032,555
*   Natural Gas Services Group, Inc....................    60,461   1,886,383
#*  Newpark Resources, Inc.............................   860,057  10,518,497
*   Nordic American Offshore, Ltd......................       571      10,449
#   Nordic American Tankers, Ltd.......................    66,007     568,320
#*  Northern Oil and Gas, Inc..........................   282,192   4,540,469
#*  Nuverra Environmental Solutions, Inc...............   136,121   2,534,573
#*  Overseas Shipholding Group, Inc....................    18,861     129,198
#*  Pacific Ethanol, Inc...............................        31         553
#   Panhandle Oil and Gas, Inc. Class A................    56,189   3,619,695
#*  Parker Drilling Co.................................   868,844   5,369,456
#*  Penn Virginia Corp.................................   506,757   6,597,976

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   PetroQuest Energy, Inc............................. 518,324 $  3,322,457
#*  PHI, Inc. Non-Voting............................... 113,759    4,487,793
#*  PHI, Inc. Voting...................................   9,745      360,273
*   Pioneer Energy Services Corp....................... 427,910    6,294,556
#*  PostRock Energy Corp...............................  23,194       31,312
*   Pyramid Oil Co.....................................  22,699      123,710
#*  Renewable Energy Group, Inc........................ 117,339    1,314,197
*   REX American Resources Corp........................ 149,235   12,587,972
*   Rex Energy Corp.................................... 620,684    8,559,232
#*  RigNet, Inc........................................  21,160    1,176,919
#*  Ring Energy, Inc...................................   3,968       68,646
#*  Royale Energy, Inc.................................  45,629      171,565
#*  Sanchez Energy Corp................................   1,127       35,748
#*  Saratoga Resources, Inc............................   2,046        3,355
*   Steel Excel, Inc...................................  73,655    2,476,649
#*  Swift Energy Co....................................  55,787      616,446
#*  Synergy Resources Corp............................. 473,905    4,985,481
#*  Synthesis Energy Systems, Inc......................  17,851       23,920
o#  Syntoleum Corp.....................................  44,574      166,455
#   Teekay Tankers, Ltd. Class A.......................  11,910       47,402
#   Tesco Corp......................................... 168,305    3,285,314
#*  TETRA Technologies, Inc............................ 575,893    6,340,582
*   TGC Industries, Inc................................ 110,887      435,786
#*  Triangle Petroleum Corp............................ 659,685    7,124,598
#*  Uranium Energy Corp................................ 123,123      217,928
#*  US Energy Corp. Wyoming............................  71,870      295,386
*   Vaalco Energy, Inc................................. 521,059    3,595,307
#   W&T Offshore, Inc.................................. 165,645    2,221,299
*   Warren Resources, Inc.............................. 458,785    2,702,244
*   Westmoreland Coal Co...............................  49,009    2,111,798
*   Willbros Group, Inc................................ 372,982    4,322,861
#*  Zion Oil & Gas, Inc................................   5,765       11,184
                                                                ------------
Total Energy...........................................          287,159,195
                                                                ------------
Financials -- (14.1%)
*   1st Constitution Bancorp...........................  16,306      164,772
#   1st Source Corp.................................... 194,458    5,520,663
    1st United Bancorp, Inc............................  35,937      300,074
#*  A-Mark Precious Metals, Inc........................  69,658      825,447
    Access National Corp...............................  59,660      954,560
    Alliance Bancorp, Inc. of Pennsylvania.............  13,199      209,600
#*  Altisource Asset Management Corp...................   9,319    5,712,733
#*  Ambac Financial Group, Inc......................... 147,594    3,344,480
    Ameriana Bancorp...................................  20,650      299,425
#   American Equity Investment Life Holding Co......... 464,295   10,279,491
*   American Independence Corp.........................   3,596       43,512
#   American National Bankshares, Inc..................  54,265    1,167,240
*   American River Bankshares..........................  17,421      159,054
o*  American Spectrum Realty, Inc......................  12,048       20,241
    Ameris Bancorp..................................... 136,719    2,985,943
    AMERISAFE, Inc..................................... 139,396    5,101,894
#   AmeriServ Financial, Inc........................... 189,054      601,192
*   Anchor Bancorp, Inc................................     800       15,400

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Argo Group International Holdings, Ltd.............  52,793 $ 2,629,619
#   Arrow Financial Corp............................... 120,836   3,069,234
    ASB Financial Corp.................................   4,400      57,200
*   Asta Funding, Inc..................................  50,151     420,265
    Astoria Financial Corp............................. 488,912   6,297,187
    Atlantic American Corp.............................   7,131      29,166
*   Atlantic Coast Financial Corp......................     738       3,077
*   Atlanticus Holdings Corp........................... 140,864     374,698
    Auburn National Bancorporation, Inc................  11,571     285,572
#*  AV Homes, Inc......................................  80,688   1,257,926
#   Baldwin & Lyons, Inc. Class A......................   3,548      85,028
    Baldwin & Lyons, Inc. Class B......................  91,316   2,255,505
#   Banc of California, Inc............................  40,929     485,827
#   Bancfirst Corp..................................... 119,581   7,282,483
#   Bancorp of New Jersey, Inc.........................   1,246      15,563
#*  Bancorp, Inc....................................... 229,512   2,180,364
    Bank Mutual Corp................................... 166,106   1,001,619
    Bank of Commerce Holdings..........................  19,956     126,321
#   Bank of Kentucky Financial Corp (The)..............  28,520     985,366
#   Bank of the Ozarks, Inc............................  46,537   1,431,943
    BankFinancial Corp................................. 211,876   2,165,373
    Banner Corp........................................ 166,041   6,681,490
#   Bar Harbor Bankshares..............................  40,992   1,119,082
    BBCN Bancorp, Inc.................................. 715,700  10,749,814
#*  BBX Capital Corp. Class A..........................  43,192     780,911
#   BCB Bancorp, Inc...................................  54,608     712,634
*   Bear State Financial, Inc..........................  45,474     381,072
*   Beneficial Mutual Bancorp, Inc..................... 116,351   1,521,871
#   Berkshire Bancorp, Inc.............................  10,471      81,150
    Berkshire Hills Bancorp, Inc....................... 145,749   3,522,753
#*  BFC Financial Corp. Class A........................  75,991     281,167
#   BGC Partners, Inc. Class A......................... 387,912   3,037,351
#   BNC Bancorp........................................   1,579      26,180
*   BNCCORP, Inc.......................................  12,585     226,530
#*  BofI Holding, Inc.................................. 149,257  11,133,080
#   Boston Private Financial Holdings, Inc............. 724,837   9,045,966
#   Bridge Bancorp, Inc................................  41,930   1,002,127
#*  Bridge Capital Holdings............................  47,800   1,019,574
    Brookline Bancorp, Inc............................. 597,312   5,393,727
*   Brunswick Bancorp..................................     120         597
#   Bryn Mawr Bank Corp................................ 101,322   2,988,999
    C&F Financial Corp.................................  14,164     485,400
#   Calamos Asset Management, Inc. Class A............. 149,909   1,777,921
    California First National Bancorp..................  81,133   1,182,919
#   Camden National Corp...............................  77,063   2,730,342
    Cape Bancorp, Inc..................................   4,774      49,506
*   Capital Bank Financial Corp. Class A...............  21,347     486,285
#   Capital City Bank Group, Inc....................... 150,073   2,015,480
o   Capital Properties, Inc., 5.000%...................   9,939       9,730
*   Capital Properties, Inc. Class A...................  11,044     113,201
    Capital Southwest Corp.............................  66,421   2,327,392
#   Cardinal Financial Corp............................ 275,447   4,864,394
*   Carolina Bank Holdings, Inc........................   4,335      43,957

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Carver Bancorp, Inc................................     300 $     2,721
*   Cascade Bancorp.................................... 107,818     584,374
#   Cash America International, Inc....................  69,525   3,086,215
    Centerstate Banks, Inc.............................  61,479     640,611
    Central Pacific Financial Corp.....................  85,712   1,534,245
#   Century Bancorp, Inc. Class A......................  18,900     661,878
#   Charter Financial Corp.............................     935      10,238
    Chemical Financial Corp............................ 230,640   6,365,664
    Chicopee Bancorp, Inc..............................  26,112     430,326
    Citizens Community Bancorp, Inc....................   4,432      39,002
*   Citizens First Corp................................   1,442      16,367
#   Citizens Holding Co................................   9,925     189,171
#*  Citizens, Inc...................................... 389,673   2,626,396
#   City Holding Co.................................... 161,264   6,716,646
#   CKX Lands, Inc.....................................  14,943     252,761
#   Clifton Bancorp, Inc...............................  74,926     926,085
#   CNB Financial Corp.................................  53,880     890,636
#   CoBiz Financial, Inc............................... 216,404   2,449,693
    Codorus Valley Bancorp, Inc........................  11,519     241,669
*   Colonial Financial Services, Inc...................   7,831      96,909
*   Colony Bankcorp, Inc...............................  37,943     240,179
    Columbia Banking System, Inc....................... 321,273   8,189,249
    Commercial National Financial Corp.................  10,640     223,440
#   Community Bank System, Inc......................... 272,246   9,591,227
*   Community Bankers Trust Corp.......................   2,000       8,680
#   Community Trust Bancorp, Inc....................... 151,300   5,293,987
#   Community West Bancshares..........................  12,713      88,864
*   CommunityOne Bancorp...............................     216       1,989
    ConnectOne Bancorp, Inc............................ 138,607   2,633,533
#   Consolidated-Tomoka Land Co........................  52,947   2,362,495
*   Consumer Portfolio Services, Inc...................  56,198     407,997
#*  Cowen Group, Inc. Class A.......................... 350,148   1,400,592
    Crawford & Co. Class A............................. 282,945   2,240,924
#   Crawford & Co. Class B............................. 145,019   1,334,175
#*  Customers Bancorp, Inc.............................  17,841     338,265
#   CVB Financial Corp................................. 272,789   4,170,944
*   DGT Holdings Corp..................................  12,563     205,719
#   Diamond Hill Investment Group, Inc.................     710      90,724
    Dime Community Bancshares, Inc..................... 344,219   5,204,591
    Donegal Group, Inc. Class A........................ 169,997   2,563,555
#   Donegal Group, Inc. Class B........................  34,951     772,417
#*  Doral Financial Corp...............................   4,060      20,665
    Eagle Bancorp Montana, Inc.........................     578       6,182
#*  Eastern Virginia Bankshares, Inc...................   8,084      51,091
#*  eHealth, Inc....................................... 116,569   2,412,978
#   EMC Insurance Group, Inc........................... 116,209   3,420,031
    Employers Holdings, Inc............................ 255,600   5,444,280
#*  Encore Capital Group, Inc.......................... 303,040  12,873,139
#   Enterprise Bancorp, Inc............................  36,296     711,765
#   Enterprise Financial Services Corp.................  59,874   1,044,801
#   ESB Financial Corp................................. 161,234   2,004,139
    ESSA Bancorp, Inc..................................  63,434     733,931
    Evans Bancorp, Inc.................................  11,667     273,008

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Ezcorp, Inc. Class A...............................  58,568 $   573,381
*   Farmers Capital Bank Corp..........................  22,878     540,150
    FBL Financial Group, Inc. Class A.................. 271,426  11,611,604
#   Federal Agricultural Mortgage Corp. Class A........   4,200      97,650
#   Federal Agricultural Mortgage Corp. Class C........  78,623   2,291,860
    Federated National Holding Co......................  79,340   1,600,288
#   Fidelity Southern Corp.............................  99,250   1,374,612
    Financial Institutions, Inc........................  71,919   1,596,602
*   First Acceptance Corp..............................  59,247     136,861
o   First Bancorp of Indiana, Inc......................   1,400      20,300
#   First Bancorp, Inc.................................  74,352   1,220,116
*   First BanCorp.(318672706).......................... 265,815   1,366,289
#   First Bancorp.(318910106).......................... 142,584   2,292,751
*   First Bancshares, Inc..............................   5,228      41,824
#   First Bancshares, Inc. (The).......................   4,544      65,661
    First Busey Corp................................... 497,828   2,762,945
#   First Business Financial Services, Inc.............   8,241     359,472
*   First Cash Financial Services, Inc.................   8,312     468,880
#   First Commonwealth Financial Corp.................. 730,248   6,250,923
#   First Community Bancshares, Inc.................... 109,324   1,608,156
#   First Connecticut Bancorp, Inc.....................  16,643     247,648
    First Defiance Financial Corp......................  69,440   1,875,574
    First Federal of Northern Michigan Bancorp, Inc....  13,700      77,542
#   First Financial Bancorp............................ 337,991   5,522,773
#   First Financial Corp............................... 122,228   3,747,510
    First Financial Northwest, Inc.....................  46,371     487,823
*   First Financial Service Corp.......................  18,814      70,553
    First Interstate Bancsystem, Inc...................  98,880   2,580,768
#*  First Marblehead Corp. (The).......................   4,947      25,131
    First Merchants Corp............................... 254,075   5,063,715
    First Midwest Bancorp, Inc......................... 514,891   8,341,234
*   First NBC Bank Holding Co..........................   4,697     149,318
o*  First Place Financial Corp......................... 153,683          15
    First South Bancorp, Inc...........................  59,381     453,671
#*  First United Corp..................................  31,308     266,744
    First West Virginia Bancorp........................   1,187      22,577
*   Flagstar Bancorp, Inc.............................. 157,567   2,883,476
    Flushing Financial Corp............................ 220,671   4,100,067
#*  Forestar Group, Inc................................ 273,682   5,117,853
*   Fortegra Financial Corp............................     705       4,914
#   Fox Chase Bancorp, Inc.............................  59,633   1,003,027
#*  Franklin Financial Corp............................   5,320     105,815
#   FXCM, Inc. Class A................................. 243,389   3,314,958
#   Gain Capital Holdings, Inc.........................  71,533     454,950
#   German American Bancorp, Inc.......................  65,691   1,698,112
    GFI Group, Inc..................................... 527,874   2,391,269
#   Glacier Bancorp, Inc............................... 291,356   7,715,107
*   Global Indemnity P.L.C.............................  56,451   1,407,323
    Gouverneur Bancorp, Inc............................   4,366      60,906
#   Great Southern Bancorp, Inc........................  82,319   2,566,706
#*  Green Dot Corp. Class A............................ 205,245   3,692,358
#   Greenhill & Co., Inc............................... 130,282   5,963,007
*   Greenlight Capital Re, Ltd. Class A................ 212,113   6,863,977

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Griffin Land & Nurseries, Inc......................  48,979 $ 1,303,331
#   Guaranty Bancorp...................................  44,841     582,933
    Guaranty Federal Bancshares, Inc...................  17,335     219,808
*   Hallmark Financial Services, Inc................... 105,299     944,532
#   Hampden Bancorp, Inc...............................   3,433      59,133
#*  Hampton Roads Bankshares, Inc......................   8,405      13,868
#   Hanmi Financial Corp............................... 234,176   4,945,797
    Harleysville Savings Financial Corp................  12,400     210,800
*   Harris & Harris Group, Inc......................... 153,619     479,291
    Hawthorn Bancshares, Inc...........................   6,195      76,818
#   HCI Group, Inc.....................................  98,677   3,937,212
#   Heartland Financial USA, Inc....................... 133,135   3,172,607
    Heritage Commerce Corp.............................  94,328     754,624
    Heritage Financial Corp............................ 148,506   2,362,730
    Heritage Financial Group, Inc......................  16,112     323,851
    HF Financial Corp..................................  34,791     468,635
    HFF, Inc. Class A.................................. 263,285   8,941,159
*   Hilltop Holdings, Inc.............................. 411,361   8,432,900
    Hingham Institution for Savings....................  14,511   1,198,318
#*  HMN Financial, Inc.................................  37,346     445,538
*   Home Bancorp, Inc..................................   4,852     106,356
#   Home BancShares, Inc............................... 175,297   5,269,428
*   HomeTrust Bancshares, Inc..........................   3,613      54,954
    HopFed Bancorp, Inc................................  18,198     219,104
    Horace Mann Educators Corp......................... 426,348  12,214,870
#   Horizon Bancorp....................................  36,923     787,198
#   Hudson Valley Holding Corp.........................  20,209     351,435
*   ICG Group, Inc..................................... 366,417   6,199,776
#*  Imperial Holdings, Inc.............................   2,803      19,116
#   Independence Holding Co............................  69,208     865,792
#   Independent Bank Corp.(453836108).................. 174,027   6,353,726
#   Independent Bank Corp.(453838609)..................  34,130     451,881
    Independent Bank Group, Inc........................   3,118     149,695
    Infinity Property & Casualty Corp.................. 134,471   8,708,342
    Interactive Brokers Group, Inc. Class A............ 503,105  11,578,962
*   InterGroup Corp. (The).............................   6,500     128,245
    Intervest Bancshares Corp. Class A.................   7,618      60,792
#*  INTL. FCStone, Inc.................................  89,303   1,750,339
*   Investment Technology Group, Inc................... 179,808   3,288,688
#   Investors Bancorp, Inc............................. 187,691   1,942,602
#   Investors Title Co.................................  21,301   1,471,686
#*  Jacksonville Bancorp, Inc..........................     259       2,717
    JMP Group, Inc.....................................  79,135     533,370
#*  JW Mays, Inc.......................................   2,700     164,957
#*  KCG Holdings, Inc. Class A.........................  46,904     535,644
#*  Kearny Financial Corp..............................  33,032     497,792
    Kennedy-Wilson Holdings, Inc....................... 234,929   5,497,339
#   Kentucky First Federal Bancorp.....................  38,012     326,143
#*  Ladenburg Thalmann Financial Services, Inc.........  55,409     173,430
    Lake Shore Bancorp, Inc............................   3,521      43,484
    Lakeland Bancorp, Inc.............................. 225,429   2,263,307
#   Lakeland Financial Corp............................ 106,708   3,883,104
    Landmark Bancorp, Inc..............................  14,114     298,793

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Life Partners Holdings, Inc........................ 108,784 $  223,007
    LNB Bancorp, Inc...................................  58,795    712,007
#   Louisiana Bancorp, Inc.............................   1,237     24,332
    LSB Financial Corp.................................   2,914    118,134
#   Macatawa Bank Corp................................. 202,123    949,978
*   Magyar Bancorp, Inc................................  15,818    122,194
#   Maiden Holdings, Ltd............................... 299,058  3,433,186
    MainSource Financial Group, Inc.................... 133,770  2,184,464
*   Malvern Bancorp, Inc...............................   8,513     93,643
    Manning & Napier, Inc..............................   5,237     89,815
    Marlin Business Services Corp......................  68,365  1,257,916
#*  Maui Land & Pineapple Co., Inc.....................  49,270    359,671
    MB Financial, Inc..................................  12,856    346,341
*   MBT Financial Corp.................................   6,180     31,518
#   MCG Capital Corp................................... 578,441  2,296,411
#   Meadowbrook Insurance Group, Inc................... 455,907  2,749,119
#   Medallion Financial Corp........................... 174,001  1,938,371
#   Mercantile Bank Corp...............................  49,248    941,622
    Merchants Bancshares, Inc..........................  61,287  1,781,000
#*  Meridian Bancorp, Inc.............................. 121,076  1,314,883
    Meta Financial Group, Inc..........................  27,483  1,011,374
*   Metro Bancorp, Inc................................. 126,758  2,909,096
#*  MGIC Investment Corp...............................  36,450    269,366
    MicroFinancial, Inc................................  84,643    646,673
    Mid Penn Bancorp, Inc..............................   7,759    122,747
#   MidSouth Bancorp, Inc..............................  58,231  1,135,505
#   MidWestOne Financial Group, Inc....................  16,539    388,667
*   MSB Financial Corp.................................   2,696     21,568
    MutualFirst Financial, Inc.........................  39,230    754,393
    National Bank Holdings Corp. Class A...............  20,553    407,155
#   National Interstate Corp...........................  60,024  1,626,050
    National Penn Bancshares, Inc...................... 123,667  1,273,770
    National Security Group, Inc. (The)................  12,602    151,728
#   National Western Life Insurance Co. Class A........  12,021  2,897,061
#*  Naugatuck Valley Financial Corp....................   7,309     57,741
*   Navigators Group, Inc. (The).......................  82,235  4,999,888
#   NBT Bancorp, Inc................................... 291,672  6,816,375
    Nelnet, Inc. Class A...............................  17,230    710,393
#   New Hampshire Thrift Bancshares, Inc...............  21,740    326,100
*   NewBridge Bancorp.................................. 136,882  1,025,246
#*  NewStar Financial, Inc............................. 193,058  2,187,347
    Nicholas Financial, Inc............................  41,301    537,739
*   North Valley Bancorp...............................   5,817    122,390
    Northeast Bancorp..................................   4,362     40,523
    Northeast Community Bancorp, Inc...................  24,952    173,915
    Northfield Bancorp, Inc............................ 262,356  3,347,663
#   Northrim BanCorp, Inc..............................  44,423  1,088,364
    Northway Financial, Inc............................   1,076     20,896
    Northwest Bancshares, Inc.......................... 388,268  4,814,523
#   Norwood Financial Corp.............................  10,591    308,092
#   Ocean Shore Holding Co.............................  20,561    299,779
    OceanFirst Financial Corp.......................... 117,015  1,861,709
    OFG Bancorp........................................ 329,626  5,260,831

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Ohio Valley Banc Corp..............................  16,910 $   384,533
    Old Line Bancshares, Inc...........................  22,285     312,213
#   Old National Bancorp............................... 270,831   3,623,719
*   Old Second Bancorp, Inc............................ 120,505     583,244
    OmniAmerican Bancorp, Inc..........................  88,259   2,180,880
#   OneBeacon Insurance Group, Ltd. Class A............   5,536      81,933
#   Oppenheimer Holdings, Inc. Class A.................  17,944     409,482
    Oritani Financial Corp............................. 378,844   5,606,891
#   Pacific Continental Corp...........................  90,978   1,222,744
*   Pacific Mercantile Bancorp.........................   8,084      56,750
*   Pacific Premier Bancorp, Inc.......................  81,665   1,167,810
    PacWest Bancorp....................................  58,690   2,445,612
    Park National Corp.................................  35,882   2,703,350
    Park Sterling Corp................................. 252,060   1,729,132
#*  Patriot National Bancorp, Inc......................   2,900       5,829
#   Peapack Gladstone Financial Corp................... 107,510   1,988,935
#   Penns Woods Bancorp, Inc...........................  36,321   1,558,534
    Peoples Bancorp....................................   3,331      84,174
    Peoples Bancorp of North Carolina, Inc.............  15,956     262,157
    Peoples Bancorp, Inc...............................  94,701   2,209,374
#*  PHH Corp........................................... 178,773   4,174,350
#*  Phoenix Cos., Inc. (The)...........................  48,205   2,671,039
#*  PICO Holdings, Inc................................. 177,409   3,929,609
    Pinnacle Financial Partners, Inc................... 292,373  10,817,801
*   Piper Jaffray Cos..................................   4,037     208,309
#*  Porter Bancorp, Inc................................  16,256      15,931
#*  Preferred Bank.....................................  59,308   1,316,045
    Premier Financial Bancorp, Inc.....................  47,695     745,950
    Primus Guaranty, Ltd...............................  23,720      41,984
    PrivateBancorp, Inc................................  46,664   1,343,923
    Provident Financial Holdings, Inc..................  69,795     994,579
    Provident Financial Services, Inc.................. 116,926   1,953,833
    Prudential Bancorp, Inc............................  27,615     320,334
*   PSB Holdings, Inc..................................   1,113       7,457
#   Pulaski Financial Corp.............................  85,066     958,694
#   Pzena Investment Management, Inc. Class A..........  54,328     565,554
    QC Holdings, Inc................................... 171,139     436,404
    QCR Holdings, Inc..................................     100       1,710
#   RCS Capital Corp. Class A..........................  15,604     321,754
*   Regional Management Corp...........................   7,296     118,633
#   Renasant Corp...................................... 167,850   4,766,940
    Republic Bancorp, Inc. Class A..................... 199,097   4,630,996
#*  Republic First Bancorp, Inc........................  76,545     336,798
#   Resource America, Inc. Class A..................... 169,832   1,599,817
*   Riverview Bancorp, Inc............................. 102,676     392,222
*   Royal Bancshares of Pennsylvania, Inc. Class A.....  13,305      27,009
#   S&T Bancorp, Inc................................... 211,609   5,148,447
#*  Safeguard Scientifics, Inc......................... 204,772   4,064,724
    Safety Insurance Group, Inc........................  99,667   4,984,347
    Salisbury Bancorp, Inc.............................   7,752     214,110
    Sandy Spring Bancorp, Inc.......................... 183,222   4,289,227
    SB Financial Group, Inc............................   2,810      24,503
#*  Seacoast Banking Corp. of Florida..................  28,940     299,529

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Security National Financial Corp. Class A..........  23,202 $  101,161
*   Select Bancorp, Inc................................   9,127     61,607
    Selective Insurance Group, Inc..................... 154,891  3,452,520
*   Shore Bancshares, Inc..............................  35,120    310,812
    SI Financial Group, Inc............................  20,041    217,044
#*  Siebert Financial Corp.............................  13,141     35,152
    Sierra Bancorp.....................................  88,637  1,400,465
#   Simmons First National Corp. Class A............... 139,498  5,528,306
    Simplicity Bancorp, Inc............................  21,206    343,537
    South State Corp................................... 137,113  7,967,636
*   Southcoast Financial Corp..........................   4,265     29,343
o   Southern Community Financial Corp..................  45,616     42,227
*   Southern First Bancshares, Inc.....................  30,135    423,397
#   Southern Missouri Bancorp, Inc.....................   7,832    279,994
#   Southern National Bancorp of Virginia, Inc.........   1,014     10,901
#   Southside Bancshares, Inc.......................... 121,447  3,559,612
    Southwest Bancorp, Inc............................. 130,906  2,018,571
    Southwest Georgia Financial Corp...................  12,047    178,356
    State Auto Financial Corp..........................  42,576    898,779
    Sterling Bancorp................................... 754,309  8,976,277
#   Stewart Information Services Corp.................. 169,037  4,981,520
#   Stock Yards Bancorp, Inc........................... 129,832  3,800,183
#*  Stratus Properties, Inc............................  70,975  1,107,210
*   Suffolk Bancorp.................................... 116,114  2,351,308
    Summit State Bank..................................   1,118     14,076
#*  Sun Bancorp, Inc................................... 280,891  1,056,150
    Sussex Bancorp.....................................   8,000     75,200
*   SWS Group, Inc..................................... 265,182  1,898,703
#*  Taylor Capital Group, Inc.......................... 170,775  3,640,923
#*  Tejon Ranch Co..................................... 214,847  6,144,624
    Territorial Bancorp, Inc...........................  41,856    841,306
    TF Financial Corp..................................  21,681    915,589
    Timberland Bancorp, Inc............................  70,526    724,302
    Tompkins Financial Corp............................  91,183  4,055,820
#   Tower Group International, Ltd..................... 225,469    484,758
#   TowneBank.......................................... 118,029  1,744,469
#*  Tree.com, Inc......................................  40,001  1,020,826
#   Trico Bancshares................................... 151,188  3,382,076
*   Trinity Place Holdings, Inc........................ 143,600    840,060
*   TriState Capital Holdings, Inc.....................   4,527     44,319
#   TrustCo Bank Corp.................................. 715,832  4,717,333
*   Unico American Corp................................ 113,843  1,431,007
    Union Bankshares Corp.............................. 249,147  5,949,630
#   Union Bankshares, Inc..............................  14,917    365,019
    United Bancshares, Inc.............................   6,297     93,510
    United Community Bancorp...........................   1,415     16,909
    United Community Banks, Inc........................ 278,938  4,616,424
#   United Community Financial Corp.................... 290,072  1,247,310
#   United Financial Bancorp, Inc...................... 273,467  3,467,562
    United Fire Group, Inc............................. 191,195  5,403,171
*   United Security Bancshares......................... 112,481    658,012
    Unity Bancorp, Inc.................................  32,785    295,065
#   Universal Insurance Holdings, Inc.................. 316,111  3,812,299

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    Univest Corp. of Pennsylvania...................... 102,999 $  1,948,741
    ViewPoint Financial Group, Inc..................... 340,522    8,560,723
    Virtus Investment Partners, Inc....................  18,726    3,839,766
#   VSB Bancorp, Inc...................................   2,848       32,923
*   Walker & Dunlop, Inc............................... 158,614    2,165,081
#   Washington Trust Bancorp, Inc...................... 129,604    4,458,378
#   Waterstone Financial, Inc..........................  85,627      944,466
#   Wayne Savings Bancshares, Inc......................   3,361       42,214
#   WesBanco, Inc...................................... 247,422    7,392,969
#   West Bancorporation, Inc...........................  89,233    1,299,232
#   Westamerica Bancorporation.........................   9,995      477,961
*   Western Alliance Bancorp........................... 615,654   14,098,477
    Westfield Financial, Inc........................... 149,090    1,076,430
#   Westwood Holdings Group, Inc.......................  66,804    3,594,723
    Wilshire Bancorp, Inc.............................. 659,440    6,211,925
#*  World Acceptance Corp.............................. 147,186   11,933,841
*   Wright Investors' Service Holdings, Inc............ 109,400      207,860
    WSFS Financial Corp................................  19,303    1,381,902
    WVS Financial Corp.................................  12,479      136,271
*   Yadkin Financial Corp..............................  14,197      263,496
*   ZipRealty, Inc..................................... 194,183    1,306,852
                                                                ------------
Total Financials.......................................          817,011,258
                                                                ------------
Health Care -- (7.9%)
#   Abaxis, Inc........................................  55,647    2,638,224
#*  Accelerate Diagnostics, Inc........................  40,089      728,818
#*  Accretive Health, Inc..............................  11,937      100,510
#*  Accuray, Inc....................................... 287,364    2,261,555
#*  Achillion Pharmaceuticals, Inc..................... 114,813      786,469
#*  Acorda Therapeutics, Inc........................... 196,779    5,759,721
*   Adcare Health Systems, Inc.........................   2,242       10,560
*   Addus HomeCare Corp................................  23,481      519,869
#*  Affymetrix, Inc.................................... 611,119    5,255,623
#*  Albany Molecular Research, Inc..................... 345,122    6,571,123
#*  Alexza Pharmaceuticals, Inc........................   2,750       13,283
#*  Alliance HealthCare Services, Inc..................  90,318    2,578,579
*   Allied Healthcare Products, Inc....................  22,068       45,460
*   Almost Family, Inc.................................  47,397    1,110,986
*   Alphatec Holdings, Inc............................. 248,211      347,495
#*  AMAG Pharmaceuticals, Inc.......................... 130,184    2,485,213
#*  Amedisys, Inc...................................... 196,241    3,960,143
*   American Shared Hospital Services..................  35,563      102,955
#*  Amicus Therapeutics, Inc...........................   1,613        6,823
*   AMN Healthcare Services, Inc....................... 390,244    5,112,196
*   Amsurg Corp........................................ 291,577   13,925,718
#   Analogic Corp...................................... 126,780    9,116,750
*   AngioDynamics, Inc................................. 211,859    3,093,141
*   ANI Pharmaceuticals, Inc...........................   3,966      101,609
#*  Anika Therapeutics, Inc............................ 170,098    7,154,322
#*  Arqule, Inc........................................  71,682       97,488
*   Arrhythmia Research Technology, Inc................  16,626      111,893
#*  AtriCure, Inc......................................   3,668       60,412
#   Atrion Corp........................................  19,961    5,609,041

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Authentidate Holding Corp..........................   7,129 $     3,921
#*  Auxilium Pharmaceuticals, Inc...................... 121,833   2,439,097
#*  AVEO Pharmaceuticals, Inc..........................  75,858      95,581
#*  Baxano Surgical, Inc............................... 171,862      91,087
#*  Bio-Reference Laboratories, Inc.................... 189,729   5,955,593
#*  Bioanalytical Systems, Inc.........................   7,157      16,390
#*  Biodel, Inc........................................  39,257      74,588
#*  Biolase, Inc.......................................   2,035       4,518
#*  BioScrip, Inc...................................... 689,988   5,168,010
#*  Biospecifics Technologies Corp.....................  31,013     810,680
#*  Biota Pharmaceuticals, Inc.........................  76,328     245,013
*   BioTelemetry, Inc.................................. 120,185     865,332
#*  Bovie Medical Corp................................. 158,699     607,817
*   Brookdale Senior Living, Inc.......................  64,185   2,224,005
#*  BSD Medical Corp................................... 161,152     127,149
*   Cambrex Corp....................................... 305,602   6,439,034
    Cantel Medical Corp................................ 293,797   9,851,013
#*  Capital Senior Living Corp......................... 247,431   6,096,700
#*  Cardica, Inc.......................................     236         257
#*  CASI Pharmaceuticals, Inc..........................   1,607       2,844
*   Catalyst Pharmaceutical Partners, Inc..............  25,086      56,945
#*  Celldex Therapeutics, Inc.......................... 114,109   1,493,687
#*  Celsion Corp.......................................  18,314      62,268
#*  ChemoCentryx, Inc..................................   3,800      20,900
*   Chindex International, Inc.........................   9,314     218,041
#*  Cleveland Biolabs, Inc.............................   2,513       1,093
#*  Columbia Laboratories, Inc.........................   3,466      21,281
#   Computer Programs & Systems, Inc...................  88,709   5,838,826
    CONMED Corp........................................ 254,463   9,924,057
o   Contra Furiex Pharmaceuticals......................  16,188     158,157
#*  Corcept Therapeutics, Inc.......................... 199,501     476,807
*   Corvel Corp........................................ 270,276  10,886,717
*   Cross Country Healthcare, Inc...................... 251,001   1,804,697
#   CryoLife, Inc...................................... 252,808   2,490,159
#*  Cumberland Pharmaceuticals, Inc.................... 169,380     785,923
*   Cutera, Inc........................................ 114,495   1,127,776
#*  Cyberonics, Inc.................................... 109,916   6,536,705
#*  Cyclacel Pharmaceuticals, Inc......................   4,300      13,330
#*  Cynosure, Inc. Class A............................. 240,777   5,475,269
#*  Cytokinetics, Inc..................................  32,099     135,779
    Daxor Corp.........................................  43,502     305,384
*   Depomed, Inc.......................................  67,554     672,162
    Digirad Corp....................................... 104,281     344,127
#*  Discovery Laboratories, Inc........................  16,454      25,833
#*  Durect Corp........................................ 204,947     303,322
#*  Dyax Corp..........................................  82,686     778,902
#*  Dynavax Technologies Corp..........................   2,993       4,430
#*  Emergent Biosolutions, Inc......................... 281,566   6,194,452
*   Encision, Inc......................................   3,700       3,467
#   Ensign Group, Inc. (The)........................... 171,010   5,631,359
#*  EnteroMedics, Inc..................................     633         810
*   Enzo Biochem, Inc.................................. 274,574   1,317,955
#   Enzon Pharmaceuticals, Inc......................... 301,457     322,559

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  EPIRUS Biopharmaceuticals, Inc.....................     687 $     5,611
*   ERBA Diagnostics, Inc..............................     119         271
#*  Exact Sciences Corp................................ 171,878   2,683,016
#*  Exactech, Inc...................................... 101,444   2,306,837
#*  ExamWorks Group, Inc............................... 121,213   4,277,607
#*  Fibrocell Science, Inc.............................   3,400      11,390
*   Five Star Quality Care, Inc........................ 230,114   1,051,621
#*  Galena Biopharma, Inc..............................     319         906
*   Gentiva Health Services, Inc....................... 182,639   3,305,766
*   Greatbatch, Inc.................................... 244,403  12,100,393
#*  GTx, Inc...........................................   1,815       2,196
#*  Hanger, Inc........................................ 329,765  10,437,062
#*  Harvard Apparatus Regenerative Technology, Inc.....  78,007     572,571
*   Harvard Bioscience, Inc............................ 304,952   1,408,878
#*  HealthStream, Inc.................................. 130,831   3,265,542
#*  Healthways, Inc.................................... 250,625   4,333,306
#*  Hemispherx Biopharma, Inc..........................  93,100      26,068
*   Hooper Holmes, Inc................................. 672,769     451,899
#*  Horizon Pharma, Inc................................  25,074     213,129
#*  iBio, Inc..........................................  48,228      19,272
#*  Icad, Inc..........................................   7,500      68,400
*   ICU Medical, Inc................................... 154,444   8,996,363
#*  Idera Pharmaceuticals, Inc......................... 288,928     730,988
#*  Infinity Pharmaceuticals, Inc......................  77,952     708,584
#*  Insys Therapeutics, Inc............................  34,541     933,643
#*  Integra LifeSciences Holdings Corp.................  71,579   3,394,276
    Invacare Corp...................................... 256,716   3,843,039
#*  IPC The Hospitalist Co., Inc....................... 116,990   5,753,568
*   Iridex Corp........................................  28,807     222,102
#*  IsoRay, Inc........................................      20          49
#*  Keryx Biopharmaceuticals, Inc......................  45,500     684,775
    Kewaunee Scientific Corp...........................  25,060     451,581
    Kindred Healthcare, Inc............................ 373,311   8,922,133
#   Landauer, Inc......................................  87,455   3,773,683
#*  Lannett Co., Inc................................... 103,661   3,484,046
    LeMaitre Vascular, Inc............................. 170,177   1,376,732
#*  LHC Group, Inc..................................... 120,347   2,825,748
#*  Ligand Pharmaceuticals, Inc. Class B...............  74,433   3,659,871
#*  Luminex Corp.......................................  65,139   1,185,530
#*  Masimo Corp........................................  45,079   1,085,502
#*  Mast Therapeutics, Inc.............................  72,438      41,652
*   MedAssets, Inc..................................... 459,226   9,753,960
o*  MedCath Corp.......................................  92,602          --
*   Medical Action Industries, Inc..................... 156,089   2,154,028
#*  MediciNova, Inc....................................  75,542     151,084
#*  Medidata Solutions, Inc............................  63,449   2,845,053
#*  Merge Healthcare, Inc..............................   7,400      18,204
#   Meridian Bioscience, Inc........................... 124,701   2,457,857
*   Merit Medical Systems, Inc......................... 442,424   5,680,724
#*  MGC Diagnostics Corp...............................   1,294      10,287
*   Misonix, Inc.......................................  62,750     418,542
#*  Momenta Pharmaceuticals, Inc....................... 327,726   3,487,005
#*  Nanosphere, Inc....................................  33,860      51,467

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#   National Healthcare Corp...........................   104,718 $ 5,755,301
#*  National Research Corp. Class A....................   201,717   2,664,682
#*  National Research Corp. Class B....................    33,719   1,352,469
*   Natus Medical, Inc.................................   307,628   8,850,458
#*  Neogen Corp........................................    53,290   2,326,641
*   NuVasive, Inc......................................   346,328  12,945,741
#*  Oculus Innovative Sciences, Inc....................        30          80
*   Omnicell, Inc......................................   276,468   7,575,223
*   OncoGenex Pharmaceutical, Inc......................    16,093      48,601
#*  OraSure Technologies, Inc..........................    97,370     801,355
*   Orthofix International NV..........................   111,166   3,675,148
#*  Osiris Therapeutics, Inc...........................       129       1,909
#*  Pacific Biosciences of California, Inc.............    53,955     246,574
#*  Pain Therapeutics, Inc.............................   179,167     754,293
*   PDI, Inc...........................................   162,636     596,874
#   PDL BioPharma, Inc................................. 1,010,688   9,480,253
*   Pernix Therapeutics Holdings, Inc..................    46,710     350,792
*   PharMerica Corp....................................   277,147   7,480,198
#*  PhotoMedex, Inc....................................    27,458     296,272
#   Pozen, Inc.........................................   281,541   2,038,357
*   Prestige Brands Holdings, Inc......................   349,826  10,774,641
#*  Progenics Pharmaceuticals, Inc.....................   162,555     777,013
#*  ProPhase Labs, Inc.................................    56,585      87,707
*   Providence Service Corp. (The).....................   126,673   5,017,518
#*  pSivida Corp.......................................    25,431     113,422
    Psychemedics Corp..................................     1,558      21,859
#   Quality Systems, Inc...............................   141,867   2,200,357
#*  Quidel Corp........................................   239,695   5,721,520
*   RadNet, Inc........................................   121,799     622,393
*   Receptos, Inc......................................     9,167     379,605
#*  Repligen Corp......................................   375,466   7,873,522
#*  Repros Therapeutics, Inc...........................    10,473     146,831
*   Retractable Technologies, Inc......................     4,372      12,679
#*  Rigel Pharmaceuticals, Inc.........................   259,244     847,728
#*  RTI Surgical, Inc..................................   383,763   1,753,797
#*  RXi Pharmaceuticals Corp...........................        10          25
#*  Sagent Pharmaceuticals, Inc........................    25,571     651,549
#*  Sangamo Biosciences, Inc...........................    11,904     141,420
#*  Sciclone Pharmaceuticals, Inc......................   471,651   2,273,358
    Select Medical Holdings Corp.......................    21,611     335,835
    Simulations Plus, Inc..............................   123,672     738,322
#*  Skilled Healthcare Group, Inc. Class A.............   126,935     755,263
    Span-America Medical Systems, Inc..................    32,884     641,238
#*  Special Diversified Opportunities, Inc.............     4,062       5,037
#*  Spectranetics Corp. (The)..........................    30,916     792,995
#*  Spectrum Pharmaceuticals, Inc......................   458,220   3,225,869
#*  Staar Surgical Co..................................    73,587     947,065
#*  StemCells, Inc.....................................    11,628      19,419
#*  Stereotaxis, Inc...................................    10,471      34,450
#*  Sucampo Pharmaceuticals, Inc. Class A..............   129,736     765,442
#*  SurModics, Inc.....................................   173,655   3,297,708
*   Symmetry Medical, Inc..............................   276,969   2,440,097
#*  Targacept, Inc.....................................    65,625     183,094

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Threshold Pharmaceuticals, Inc.....................  17,876 $     75,258
*   Tornier NV......................................... 118,226    2,450,825
#   Transcept Pharmaceuticals, Inc..................... 111,214      249,119
*   Triple-S Management Corp. Class B.................. 117,502    2,030,435
    Universal American Corp............................ 542,482    4,307,307
*   Uroplasty, Inc.....................................  12,179       28,742
    US Physical Therapy, Inc........................... 115,372    4,031,098
#   Utah Medical Products, Inc.........................  48,415    2,518,064
*   Vascular Solutions, Inc............................ 160,399    3,957,043
#*  Vical, Inc.........................................   9,524       12,476
#*  Vision Sciences, Inc...............................  23,250       23,947
#*  Volcano Corp.......................................  38,355      633,241
*   Wright Medical Group, Inc.......................... 317,305    9,779,340
#*  XenoPort, Inc......................................   4,355       18,683
    Xstelos Holdings, Inc..............................  81,000       39,690
                                                                ------------
Total Health Care......................................          460,856,871
                                                                ------------
Industrials -- (14.8%)
#   AAON, Inc.......................................... 619,150   12,147,723
#   AAR Corp........................................... 297,057    7,990,833
    ABM Industries, Inc................................  50,178    1,234,881
#   Acacia Research Corp...............................  44,214      754,291
#*  ACCO Brands Corp................................... 326,231    2,159,649
*   Accuride Corp......................................  61,014      305,070
#   Aceto Corp......................................... 275,785    4,622,157
    Acme United Corp...................................  30,407      516,919
*   Active Power, Inc..................................  65,376      156,902
#*  Adept Technology, Inc.............................. 106,218      966,584
#*  Aegion Corp........................................ 301,152    6,899,392
#*  AeroCentury Corp...................................   9,017      142,378
#*  Aerovironment, Inc................................. 235,256    7,408,211
*   Air Transport Services Group, Inc.................. 339,326    2,602,630
    Aircastle, Ltd..................................... 224,541    4,030,511
    Alamo Group, Inc...................................  90,998    4,325,135
    Albany International Corp. Class A................. 232,944    8,348,713
o   Allied Defense Group, Inc..........................  51,940        4,155
    Allied Motion Technologies, Inc....................  37,554      457,408
#   Altra Industrial Motion Corp....................... 230,739    7,233,668
#*  Ameresco, Inc. Class A............................. 104,747      787,697
#   American Railcar Industries, Inc................... 183,840   12,578,333
#   American Science & Engineering, Inc................  82,790    5,199,212
#*  American Superconductor Corp.......................  58,302      116,021
*   American Woodmark Corp............................. 135,189    3,974,557
*   AMREP Corp.........................................  66,450      380,094
#   Apogee Enterprises, Inc............................ 316,409   10,267,472
*   ARC Document Solutions, Inc........................ 255,140    1,390,513
    ArcBest Corp....................................... 174,561    5,538,821
    Argan, Inc.........................................  64,819    2,197,364
#*  Arotech Corp....................................... 120,037      397,322
    Art's-Way Manufacturing Co., Inc...................     200        1,138
    Astec Industries, Inc.............................. 179,904    6,992,868
#*  Astronics Corp..................................... 128,054    7,427,132
#*  Astronics Corp. Class B............................  23,092    1,332,870

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc..................  55,633 $ 1,903,761
*   Avalon Holdings Corp. Class A......................  20,575      84,358
#   AZZ, Inc........................................... 242,530  10,584,009
#   Baltic Trading, Ltd................................ 142,473     725,188
    Barrett Business Services, Inc.....................  84,535   4,825,258
*   Blount International, Inc.......................... 495,501   6,471,243
#*  BlueLinx Holdings, Inc............................. 184,488     212,161
    Brady Corp. Class A................................  12,775     334,066
*   Breeze-Eastern Corp................................  98,241   1,032,513
#   Briggs & Stratton Corp............................. 412,104   7,553,866
    Brink's Co. (The)..................................  41,758   1,120,785
*   Broadwind Energy, Inc..............................     890       7,721
#*  Builders FirstSource, Inc..........................  93,118     553,121
#*  CAI International, Inc............................. 131,255   2,505,658
#*  Casella Waste Systems, Inc. Class A................  95,026     448,523
#*  CBIZ, Inc.......................................... 617,182   5,036,205
    CDI Corp...........................................  99,514   1,380,259
    Ceco Environmental Corp............................ 152,548   2,071,602
    Celadon Group, Inc................................. 223,219   4,741,172
#*  Cenveo, Inc........................................  35,336     119,082
    Chicago Rivet & Machine Co.........................  17,700     596,136
    CIRCOR International, Inc.......................... 132,194   9,500,783
    Columbus McKinnon Corp............................. 172,456   4,009,602
    Comfort Systems USA, Inc........................... 359,098   5,350,560
*   Command Security Corp..............................  17,842      34,078
#*  Commercial Vehicle Group, Inc...................... 127,921   1,171,756
    Compx International, Inc...........................  18,270     192,109
    Conrad Industries, Inc.............................  18,700     692,461
    Courier Corp....................................... 120,220   1,568,871
*   Covenant Transportation Group, Inc. Class A........  91,000   1,081,990
#*  CPI Aerostructures, Inc............................  48,356     573,019
*   CRA International, Inc............................. 101,190   2,416,417
#*  CTPartners Executive Search, Inc...................   2,800      37,324
#   Cubic Corp.........................................  12,098     530,618
    Douglas Dynamics, Inc.............................. 167,362   2,794,945
*   Ducommun, Inc......................................  96,765   2,675,552
*   DXP Enterprises, Inc...............................  89,795   6,378,139
*   Dycom Industries, Inc.............................. 298,491   8,393,567
#   Dynamic Materials Corp.............................  77,963   1,596,682
#*  Eagle Bulk Shipping, Inc...........................  75,276     130,227
    Eastern Co. (The)..................................  56,509     913,185
#*  Echo Global Logistics, Inc.........................  78,052   1,717,925
    Ecology and Environment, Inc. Class A..............  19,292     199,865
#   Encore Wire Corp................................... 214,854   9,010,977
#*  Energy Recovery, Inc............................... 244,812   1,096,758
#*  Engility Holdings, Inc.............................  65,838   2,275,361
    Ennis, Inc......................................... 222,936   3,161,232
#*  EnPro Industries, Inc.............................. 205,444  14,056,478
*   Environmental Tectonics Corp.......................  60,400     116,270
    EnviroStar, Inc....................................  33,694      83,898
    ESCO Technologies, Inc............................. 160,989   5,401,181
#   Espey Manufacturing & Electronics Corp.............  35,587     874,551
    Exponent, Inc...................................... 135,915   9,660,838

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Federal Signal Corp................................ 573,963 $ 8,299,505
#   Forward Air Corp................................... 244,995  10,968,426
*   Franklin Covey Co.................................. 169,691   3,200,372
#   FreightCar America, Inc............................  74,012   1,597,179
#*  FTI Consulting, Inc................................   9,883     365,276
#*  Fuel Tech, Inc..................................... 136,361     685,896
#*  Furmanite Corp..................................... 357,188   3,268,270
    G&K Services, Inc. Class A......................... 160,251   7,706,471
*   Gencor Industries, Inc.............................  15,936     171,790
#*  GenCorp, Inc....................................... 240,744   4,273,206
#   General Cable Corp.................................  64,223   1,427,677
*   Gibraltar Industries, Inc.......................... 275,215   4,042,908
    Global Brass & Copper Holdings, Inc................   5,267      79,953
#   Global Power Equipment Group, Inc..................  38,805     639,118
#*  Goldfield Corp. (The)..............................  44,025      69,119
#   Gorman-Rupp Co. (The).............................. 246,693   7,149,163
#*  GP Strategies Corp................................. 153,147   4,167,130
#*  GrafTech International, Ltd........................ 252,400   2,120,160
#   Graham Corp........................................  69,416   2,093,587
#   Granite Construction, Inc.......................... 157,015   5,110,838
*   Great Lakes Dredge & Dock Corp..................... 449,524   3,245,563
#   Greenbrier Cos., Inc. (The)........................ 233,628  15,057,325
#   Griffon Corp....................................... 480,405   5,173,962
*   H&E Equipment Services, Inc........................ 332,555  12,031,840
    Hardinge, Inc......................................  96,286   1,148,692
#*  Hawaiian Holdings, Inc............................. 491,286   6,843,614
#   Heartland Express, Inc............................. 168,604   3,785,160
    Heidrick & Struggles International, Inc............ 159,200   2,972,264
#*  Heritage-Crystal Clean, Inc........................  18,365     311,470
*   Hill International, Inc............................ 318,662   1,532,764
*   Horizon Lines, Inc. Class A........................  12,140       4,492
#   Houston Wire & Cable Co............................ 188,718   2,266,503
*   Hudson Global, Inc................................. 131,868     507,692
#*  Hudson Technologies, Inc...........................  20,484      57,150
    Hurco Cos., Inc....................................  54,870   1,761,876
*   Huron Consulting Group, Inc........................ 164,171   9,922,495
#*  Huttig Building Products, Inc...................... 161,870     590,825
    Hyster-Yale Materials Handling, Inc................  70,239   5,626,144
*   ICF International, Inc............................. 114,991   3,975,239
#*  InnerWorkings, Inc................................. 147,801   1,204,578
#*  Innovative Solutions & Support, Inc................ 139,210     828,299
#   Insperity, Inc..................................... 202,430   6,459,541
    Insteel Industries, Inc............................ 104,732   1,921,832
*   Integrated Electrical Services, Inc................ 143,537     914,331
*   Intelligent Systems Corp...........................   4,600       7,314
#   Interface, Inc..................................... 529,136   8,386,806
#   International Shipholding Corp.....................  58,108   1,231,890
#   Intersections, Inc................................. 155,119     572,389
#   John Bean Technologies Corp........................ 238,943   6,224,465
*   JPS Industries, Inc................................  24,500     158,025
    Kadant, Inc........................................  98,109   3,741,877
#   Kaman Corp......................................... 237,729   9,511,537
#   Kelly Services, Inc. Class A....................... 269,000   4,287,860

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Kelly Services, Inc. Class B.......................       635 $    10,690
*   Key Technology, Inc................................    49,705     648,153
#*  KEYW Holding Corp. (The)...........................     1,585      20,764
    Kforce, Inc........................................   394,507   7,846,744
    Kimball International, Inc. Class B................   233,623   3,684,235
#   Knight Transportation, Inc.........................    30,987     742,449
    Knoll, Inc.........................................   387,838   6,519,557
*   Korn/Ferry International...........................   399,919  11,765,617
#*  Kratos Defense & Security Solutions, Inc...........   302,520   2,208,396
*   Lawson Products, Inc...............................    82,104   1,551,766
#*  Layne Christensen Co...............................   144,893   1,572,089
#   LB Foster Co. Class A..............................   102,403   4,777,100
#   Lindsay Corp.......................................   114,725   9,286,989
#*  LMI Aerospace, Inc.................................    89,747   1,174,788
    LS Starrett Co. (The) Class A......................    51,344     767,079
#   LSI Industries, Inc................................   202,268   1,444,194
#*  Luna Innovations, Inc..............................    17,526      24,712
*   Lydall, Inc........................................   140,795   3,552,258
*   Magnetek, Inc......................................    30,711     774,839
#*  Manitex International, Inc.........................     6,450      89,139
    Marten Transport, Ltd..............................   305,134   6,175,912
    Mastech Holdings, Inc..............................    14,852     177,036
    Matson, Inc........................................   175,419   4,727,542
#   McGrath RentCorp...................................   230,733   7,971,825
#*  Meritor, Inc.......................................   706,275   8,877,877
#*  Metalico, Inc......................................   356,973     531,890
*   Mfri, Inc..........................................    57,134     629,045
    Miller Industries, Inc.............................    79,825   1,531,842
*   Mistras Group, Inc.................................   116,533   2,461,177
    Mueller Water Products, Inc. Class A............... 1,494,815  11,584,816
#   Multi-Color Corp...................................   106,315   4,185,622
*   MYR Group, Inc.....................................   176,001   4,366,585
#   National Presto Industries, Inc....................    40,703   2,609,062
*   Navigant Consulting, Inc...........................   267,473   4,365,159
#*  NCI Building Systems, Inc..........................    39,552     662,892
#   NL Industries, Inc.................................   236,934   2,061,326
    NN, Inc............................................   163,664   4,746,256
#*  Nortek, Inc........................................     6,278     500,796
*   Northwest Pipe Co..................................    88,313   3,166,021
#*  Ocean Power Technologies, Inc......................    35,797      49,400
#*  Odyssey Marine Exploration, Inc....................   428,042     515,791
#   Omega Flex, Inc....................................   100,238   1,698,032
#*  Orbit International Corp...........................     2,185       6,140
*   Orbital Sciences Corp..............................   297,645   7,640,547
#*  Orion Energy Systems, Inc..........................    43,964     185,088
#*  Orion Marine Group, Inc............................    96,354   1,041,587
*   PAM Transportation Services, Inc...................    86,903   3,020,748
    Park-Ohio Holdings Corp............................    99,486   5,905,489
*   Patrick Industries, Inc............................    84,149   3,504,806
#*  Patriot Transportation Holding, Inc................    92,577   3,079,111
*   Paul Mueller Co....................................    10,813     491,992
#*  Pendrell Corp......................................   126,908     186,555
#*  Performant Financial Corp..........................    25,506     244,603

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   PGT, Inc........................................... 251,266 $ 2,326,723
#*  Pike Corp.......................................... 194,382   1,566,719
#*  Plug Power, Inc....................................     881       4,775
#*  PMFG, Inc..........................................  94,438     488,244
    Powell Industries, Inc............................. 109,528   6,397,530
#*  PowerSecure International, Inc..................... 214,282   2,106,392
    Preformed Line Products Co.........................  51,643   2,798,534
#   Primoris Services Corp............................. 311,969   7,449,820
    Providence and Worcester Railroad Co...............  18,747     327,885
    Quad/Graphics, Inc.................................  26,431     558,223
#*  Quality Distribution, Inc.......................... 217,775   2,907,296
    Quanex Building Products Corp...................... 296,635   5,069,492
#   Raven Industries, Inc.............................. 379,061  10,564,430
#   RBC Bearings, Inc.................................. 148,539   8,240,944
*   RCM Technologies, Inc.............................. 112,838     757,143
#*  Real Goods Solar, Inc. Class A.....................   1,796       4,005
*   Republic Airways Holdings, Inc..................... 319,054   3,171,397
    Resources Connection, Inc.......................... 246,785   3,726,453
#*  Roadrunner Transportation Systems, Inc............. 190,135   4,779,994
*   RPX Corp........................................... 231,845   3,616,782
#*  Rush Enterprises, Inc. Class A..................... 238,397   8,398,726
*   Rush Enterprises, Inc. Class B..................... 115,888   3,580,939
*   Saia, Inc.......................................... 217,428   9,925,588
#*  Schuff International, Inc..........................  53,200   1,542,800
    Servotronics, Inc..................................  24,804     166,931
    SIFCO Industries, Inc..............................  45,830   1,282,782
    SkyWest, Inc....................................... 354,853   3,793,379
*   SL Industries, Inc.................................  54,267   1,963,380
    SmartPros, Ltd.....................................  38,973      87,689
#*  SP Plus Corp....................................... 169,280   3,317,888
*   Sparton Corp.......................................  47,951   1,325,366
#*  Standard Register Co. (The)........................  46,975     256,014
    Standex International Corp......................... 105,365   6,948,822
#*  Sterling Construction Co., Inc.....................  89,784     796,384
#   Sun Hydraulics Corp................................ 228,025   8,318,352
#*  Supreme Industries, Inc. Class A................... 106,580     726,876
    TAL International Group, Inc.......................   8,025     354,705
#*  Taser International, Inc........................... 610,178   7,358,747
#*  Team, Inc.......................................... 166,045   6,577,042
*   Tecumseh Products Co............................... 129,417     630,261
*   Tel-Instrument Electronics Corp....................  18,440      98,470
#   Tennant Co......................................... 163,509  11,927,982
*   Thermon Group Holdings, Inc........................  86,060   2,098,143
#   Titan International, Inc........................... 408,197   6,090,299
#*  Titan Machinery, Inc............................... 153,783   2,254,459
*   Transcat, Inc......................................  42,500     414,375
*   TRC Cos., Inc...................................... 200,030   1,006,151
#*  Trex Co., Inc...................................... 161,984   4,559,850
*   Trimas Corp........................................ 195,468   6,192,426
*   TrueBlue, Inc...................................... 388,789  10,493,415
*   Tutor Perini Corp.................................. 224,296   6,107,580
#   Twin Disc, Inc.....................................  91,014   2,624,844
*   Ultralife Corp.....................................  84,195     303,944

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
#*  Ultrapetrol Bahamas, Ltd...........................   6,299 $     20,535
    UniFirst Corp......................................  18,043    1,753,960
*   UniTek Global Services, Inc........................     400          190
    Universal Forest Products, Inc..................... 157,586    6,899,115
*   Universal Security Instruments, Inc................   2,177        7,968
    Universal Truckload Services, Inc..................  78,619    1,909,656
    US Ecology, Inc.................................... 195,298    8,839,187
#*  USA Truck, Inc.....................................  66,021    1,221,388
*   Versar, Inc........................................  37,056      117,838
    Viad Corp.......................................... 188,199    3,993,583
*   Vicor Corp......................................... 259,789    2,047,137
*   Virco Manufacturing Corp........................... 133,476      347,038
#*  Volt Information Sciences, Inc..................... 188,964    1,531,553
#   VSE Corp...........................................  33,676    2,006,079
#*  Wabash National Corp............................... 623,972    8,492,259
*   Willdan Group, Inc.................................  14,174      109,423
*   Willis Lease Finance Corp..........................  76,817    1,749,891
*   Xerium Technologies, Inc...........................   5,703       74,139
#*  XPO Logistics, Inc................................. 120,984    3,737,196
#*  YRC Worldwide, Inc.................................   5,947      155,692
                                                                ------------
Total Industrials......................................          861,359,733
                                                                ------------
Information Technology -- (14.7%)
#*  Acorn Energy, Inc..................................  80,179      172,385
#*  Actuate Corp....................................... 519,122    2,190,695
#*  ADDvantage Technologies Group, Inc.................  84,703      207,522
#   ADTRAN, Inc........................................ 150,162    3,339,603
*   Advanced Energy Industries, Inc.................... 427,289    7,187,001
*   Advanced Photonix, Inc. Class A....................  65,272       30,678
#   Advent Software, Inc...............................  11,200      363,552
#*  Aehr Test Systems..................................  42,505      116,464
*   Aeroflex Holding Corp.............................. 266,049    2,809,477
*   Aetrium, Inc.......................................     261        1,331
#*  Agilysys, Inc...................................... 176,406    2,319,739
#   Alliance Fiber Optic Products, Inc.................  23,083      308,851
#*  Alpha & Omega Semiconductor, Ltd...................  76,508      700,048
    American Software, Inc. Class A.................... 222,349    2,070,069
*   Amkor Technology, Inc.............................. 385,318    3,410,064
*   Amtech Systems, Inc................................  73,481      718,644
#*  ANADIGICS, Inc..................................... 402,444      321,955
#*  Applied Micro Circuits Corp........................  15,124      126,285
#*  Ascent Solar Technologies, Inc.....................  74,256       25,982
#*  Astea International, Inc...........................  11,800       26,786
    Astro-Med, Inc.....................................  58,981      790,935
#*  Audience, Inc......................................  15,545      148,144
#*  Autobytel, Inc.....................................  78,058      855,516
#*  AVG Technologies NV................................ 142,487    2,422,279
#*  Aviat Networks, Inc................................ 333,538      433,599
#*  Avid Technology, Inc............................... 199,073    1,483,094
#   Aware, Inc......................................... 140,464      602,591
*   Axcelis Technologies, Inc.......................... 914,667    1,600,667
*   AXT, Inc........................................... 285,411      613,634
#   Badger Meter, Inc.................................. 150,266    7,498,273

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Information Technology -- (Continued)
#*   Bazaarvoice, Inc...................................  24,967 $  185,005
#    Bel Fuse, Inc. Class A.............................  33,988    784,103
     Bel Fuse, Inc. Class B.............................  92,406  2,184,478
*    Benchmark Electronics, Inc.........................  15,515    374,687
     Black Box Corp..................................... 143,976  2,980,303
#*   Blackhawk Network Holdings, Inc....................   6,003    170,125
*    Blackhawk Network Holdings, Inc. Class B...........  35,987  1,003,677
*    Blonder Tongue Laboratories........................  61,201     56,611
#*   Blucora, Inc....................................... 403,077  6,880,524
*    Bogen Communications International.................  33,103     29,793
o*   Bogen Corp.........................................  33,103         --
#*   Bottomline Technologies de, Inc.................... 239,784  6,788,285
*    BroadVision, Inc...................................  16,737    155,654
     Brooks Automation, Inc............................. 488,258  4,970,466
*    Bsquare Corp.......................................  86,633    264,231
*    BTU International, Inc.............................  74,894    250,146
#*   Cabot Microelectronics Corp........................ 224,047  9,004,449
#*   CalAmp Corp........................................ 397,960  6,769,300
#*   Calix, Inc......................................... 300,017  2,787,158
*    Carbonite, Inc.....................................   5,325     51,812
*    Cartesian, Inc.....................................  24,412    107,901
*    Cascade Microtech, Inc............................. 104,987  1,161,156
#    Cass Information Systems, Inc......................  57,671  2,602,692
#*   Ceva, Inc.......................................... 139,960  1,991,631
*    Checkpoint Systems, Inc............................ 213,780  2,616,667
#*   China Information Technology, Inc..................   2,339     11,344
#*   ChyronHego Corp....................................     315        643
*    CIBER, Inc......................................... 425,483  1,484,936
#*   Cirrus Logic, Inc.................................. 261,156  5,857,729
#*   Clearfield, Inc.................................... 101,538  1,306,794
*    Coherent, Inc......................................   7,400    435,934
     Cohu, Inc.......................................... 159,791  1,781,670
o#*  Commerce One, LLC..................................   4,800         --
     Communications Systems, Inc........................  79,847    881,511
#    Computer Task Group, Inc........................... 179,301  2,567,590
*    comScore, Inc......................................  26,879    972,751
     Comtech Telecommunications Corp.................... 137,502  4,647,568
*    Comverse, Inc......................................  29,262    751,448
     Concurrent Computer Corp...........................  30,451    226,860
*    Constant Contact, Inc.............................. 190,864  5,941,596
#*   Cray, Inc.......................................... 298,165  7,907,336
#*   Crexendo, Inc...................................... 104,126    329,038
#    CSG Systems International, Inc..................... 278,512  7,252,452
#    CSP, Inc...........................................  49,891    378,174
     CTS Corp........................................... 265,469  4,616,506
#*   CVD Equipment Corp.................................  31,867    415,227
*    CyberOptics Corp...................................  56,931    469,111
     Daktronics, Inc.................................... 285,234  3,166,097
#*   Data I/O Corp......................................  77,000    230,230
*    Datalink Corp...................................... 126,919  1,434,185
*    Dataram Corp.......................................   4,543     13,765
#*   Datawatch Corp.....................................  18,488    249,958
#*   Demand Media, Inc.................................. 210,632  1,143,732

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Dice Holdings, Inc................................. 459,253 $ 4,206,757
#*  Digi International, Inc............................ 235,310   1,943,661
#   Digimarc Corp......................................  59,341   1,504,888
*   Digital River, Inc.................................  89,640   1,280,956
*   Diodes, Inc........................................ 197,620   5,039,310
#*  Document Security Systems, Inc.....................   4,100       5,371
*   Dot Hill Systems Corp.............................. 562,345   2,210,016
*   DSP Group, Inc..................................... 236,464   2,097,436
#*  DTS, Inc........................................... 171,789   3,107,663
#   EarthLink Holdings Corp............................ 628,798   2,477,464
#*  Eastman Kodak Co...................................     400       9,456
#   Ebix, Inc.......................................... 244,088   3,065,745
#*  Echelon Corp....................................... 181,846     410,972
*   Edgewater Technology, Inc..........................  87,868     536,873
#*  Elecsys Corp.......................................  31,697     414,597
    Electro Rent Corp.................................. 237,405   3,620,426
#   Electro Scientific Industries, Inc................. 117,051     699,965
*   Electro-Sensors, Inc...............................   3,450      14,386
*   Electronics for Imaging, Inc....................... 354,318  15,614,794
#*  Ellie Mae, Inc.....................................  97,229   2,792,417
#*  eMagin Corp........................................  52,807     123,568
#*  Emcore Corp........................................ 149,543     607,145
*   Emulex Corp........................................ 476,795   2,803,555
#*  EnerNOC, Inc....................................... 232,698   4,169,948
*   Entegris, Inc...................................... 764,909   8,788,804
#*  Entropic Communications, Inc....................... 544,365   1,518,778
*   Envestnet, Inc..................................... 123,001   5,364,074
#*  Envivio, Inc.......................................  10,076      20,454
    EPIQ Systems, Inc.................................. 281,697   4,062,071
*   ePlus, Inc.........................................  55,397   3,029,662
#*  Euronet Worldwide, Inc.............................  17,542     877,802
#   Evolving Systems, Inc..............................  35,800     353,704
*   Exar Corp.......................................... 415,544   4,001,689
*   ExlService Holdings, Inc........................... 256,821   7,203,829
#*  Extreme Networks, Inc.............................. 666,754   3,133,744
#*  Fabrinet........................................... 181,571   3,377,221
*   FalconStor Software, Inc........................... 368,059     555,769
#*  FARO Technologies, Inc............................. 135,870   6,879,098
*   FormFactor, Inc.................................... 214,965   1,451,014
#   Forrester Research, Inc............................ 255,158   9,869,511
*   Frequency Electronics, Inc.........................  74,860     856,398
#*  Giga-tronics, Inc..................................  27,752      59,944
#*  GigOptix, Inc......................................  17,808      24,041
*   Global Cash Access Holdings, Inc................... 600,873   5,029,307
#   Globalscape, Inc...................................  10,430      27,535
*   GSE Systems, Inc................................... 127,249     209,961
*   GSI Group, Inc.....................................  89,934   1,036,939
#*  GSI Technology, Inc................................ 126,100     807,040
#*  GT Advanced Technologies, Inc...................... 337,635   4,672,868
*   GTT Communications, Inc............................  42,266     429,423
#*  Guidance Software, Inc.............................  23,719     183,585
    Hackett Group, Inc. (The).......................... 397,920   2,387,520
*   Harmonic, Inc...................................... 863,456   5,180,736

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#   Heartland Payment Systems, Inc.....................   347,693 $16,515,417
#*  Higher One Holdings, Inc...........................   210,493     879,861
*   Hutchinson Technology, Inc.........................   231,183     513,226
*   ID Systems, Inc....................................    55,135     315,372
*   Identiv, Inc.......................................    19,515     214,665
*   IEC Electronics Corp...............................    39,059     168,344
*   iGATE Corp.........................................   318,745  11,372,822
*   II-VI, Inc.........................................    71,297     978,195
*   Ikanos Communications, Inc.........................    64,641      28,442
#*  Imation Corp.......................................   190,372     612,998
#*  Immersion Corp.....................................    74,543   1,017,512
#*  Infinera Corp......................................   832,336   7,657,491
*   Innodata, Inc......................................   217,125     660,060
#*  Inphi Corp.........................................    88,825   1,355,469
*   Insight Enterprises, Inc...........................   377,404   9,914,403
*   Integrated Device Technology, Inc.................. 1,086,430  15,601,135
    Integrated Silicon Solution, Inc...................   223,348   3,265,348
#*  Interactive Intelligence Group, Inc................    87,187   3,955,674
#   InterDigital, Inc..................................    45,061   1,986,739
#*  Internap Network Services Corp.....................   563,404   4,062,143
*   Internet Patents Corp..............................    12,966      39,935
*   Interphase Corp....................................    29,534     109,571
    Intersil Corp. Class A.............................    96,769   1,241,546
*   inTEST Corp........................................    84,141     379,476
*   Intevac, Inc.......................................   170,584   1,081,503
*   IntraLinks Holdings, Inc...........................   107,364     861,059
*   IntriCon Corp......................................    53,872     362,559
#*  Inuvo, Inc.........................................     1,309       1,246
#*  iPass, Inc.........................................   366,725     491,411
*   Iteris, Inc........................................    52,380      86,427
#*  Itron, Inc.........................................     4,420     159,032
*   Ixia...............................................   507,615   5,431,480
    IXYS Corp..........................................   311,525   3,557,615
*   Kemet Corp.........................................   239,594   1,181,198
*   Key Tronic Corp....................................    21,206     224,784
#*  Kofax, Ltd.........................................    56,017     402,202
#*  Kopin Corp.........................................   668,444   2,292,763
*   Kulicke & Soffa Industries, Inc....................   591,736   8,059,444
#*  KVH Industries, Inc................................   157,667   2,051,248
*   Lantronix, Inc.....................................        45          90
*   Lattice Semiconductor Corp......................... 1,237,674   8,465,690
*   LGL Group, Inc. (The)..............................    29,250     140,546
#*  Lightpath Technologies, Inc. Class A...............     8,650      10,380
#*  Limelight Networks, Inc............................   665,612   1,710,623
*   Lionbridge Technologies, Inc.......................   348,595   1,997,449
*   LogMeIn, Inc.......................................     4,631     188,528
#*  LoJack Corp........................................   174,726     884,114
*   M/A-COM Technology Solutions Holdings, Inc.........     5,225     103,977
*   Magnachip Semiconductor Corp.......................   313,404   4,390,790
*   Manhattan Associates, Inc..........................   652,516  19,157,870
#   ManTech International Corp. Class A................    59,799   1,614,573
    Marchex, Inc. Class B..............................   148,124   1,629,364
#*  Mattersight Corp...................................    96,708     462,264

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Mattson Technology, Inc............................  40,123 $    82,252
#*  MaxLinear, Inc. Class A............................  20,321     192,643
#*  Maxwell Technologies, Inc.......................... 237,427   2,583,206
*   Measurement Specialties, Inc....................... 108,661   9,343,759
#*  MeetMe, Inc........................................   6,965      16,437
*   Mercury Systems, Inc............................... 211,936   2,341,893
#   Mesa Laboratories, Inc.............................  31,800   2,431,746
    Methode Electronics, Inc........................... 463,289  14,815,982
    Micrel, Inc........................................ 549,856   5,751,494
#*  Millennial Media, Inc..............................  27,200      93,840
    MOCON, Inc.........................................  63,175     979,212
#*  ModusLink Global Solutions, Inc.................... 200,546     748,037
#*  MoneyGram International, Inc.......................  38,355     554,230
    Monolithic Power Systems, Inc...................... 264,838  10,921,919
    Monotype Imaging Holdings, Inc..................... 296,188   8,853,059
*   Monster Worldwide, Inc............................. 672,305   4,369,982
#*  MoSys, Inc......................................... 160,141     530,067
*   Move, Inc.......................................... 363,701   5,310,035
#*  MRV Communications, Inc............................  60,544     862,147
#   MTS Systems Corp................................... 167,286  11,040,876
*   Multi-Fineline Electronix, Inc..................... 172,743   1,685,972
#*  Nanometrics, Inc................................... 179,627   2,794,996
*   NAPCO Security Technologies, Inc................... 307,597   1,485,694
*   NCI, Inc. Class A..................................  49,172     441,565
*   NeoPhotonics Corp..................................  10,584      32,916
*   NETGEAR, Inc.......................................  76,144   2,384,069
#*  Netlist, Inc.......................................  75,583      93,723
*   Netscout Systems, Inc.............................. 328,700  13,979,611
*   Newport Corp....................................... 343,789   5,950,988
#*  Newtek Business Services, Inc...................... 238,782     587,404
    NIC, Inc........................................... 476,066   8,031,233
*   Novatel Wireless, Inc.............................. 192,218     361,370
#*  Numerex Corp. Class A..............................  72,177     725,379
#*  Oclaro, Inc........................................ 349,960     650,926
*   OmniVision Technologies, Inc....................... 451,533  10,114,339
*   Omtool, Ltd........................................  30,770      92,310
#*  Onvia, Inc.........................................   6,308      30,215
*   Oplink Communications, Inc......................... 123,438   2,352,728
    Optical Cable Corp.................................  55,836     240,653
*   OSI Systems, Inc................................... 118,914   7,883,998
#*  Overland Storage, Inc..............................   8,146      25,090
*   PAR Technology Corp................................ 131,950     514,605
    Park Electrochemical Corp.......................... 189,162   5,326,802
#*  Parkervision, Inc.................................. 162,757     203,446
#   PC Connection, Inc................................. 102,863   2,101,491
    PC-Tel, Inc........................................ 183,140   1,380,876
#*  PCM, Inc........................................... 115,111   1,139,599
*   PDF Solutions, Inc................................. 161,350   3,091,466
    Pegasystems, Inc...................................  15,988     341,664
    Perceptron, Inc....................................  58,089     653,501
*   Perficient, Inc.................................... 262,799   4,464,955
*   Pericom Semiconductor Corp......................... 223,214   1,970,980
#*  Pfsweb, Inc........................................  24,219     203,197

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- ----------
Information Technology -- (Continued)
#*  Photronics, Inc....................................   436,425 $3,478,307
#*  Pixelworks, Inc....................................    12,871    101,295
#*  Planar Systems, Inc................................   162,065    439,196
*   Plexus Corp........................................   161,429  6,349,003
#*  PLX Technology, Inc................................    90,891    589,883
*   PMC-Sierra, Inc....................................   657,294  4,423,589
#*  PRGX Global, Inc...................................   131,368    790,835
#*  Procera Networks, Inc..............................    30,506    305,365
*   Progress Software Corp.............................   108,016  2,503,811
*   Pulse Electronics Corp.............................     1,330      3,245
    QAD, Inc. Class A..................................   126,079  2,382,893
    QAD, Inc. Class B..................................    31,205    498,656
*   QLogic Corp........................................   257,969  2,347,518
#*  Qualstar Corp......................................    90,434    118,469
#*  Quantum Corp.......................................   197,314    246,642
#*  QuinStreet, Inc....................................    48,923    244,126
*   Qumu Corp..........................................    85,784  1,128,060
#*  Radisys Corp.......................................   200,806    650,611
#*  Rambus, Inc........................................   572,066  6,584,480
#*  RealD, Inc.........................................   168,429  1,780,295
#*  RealNetworks, Inc..................................   303,361  2,281,275
    Reis, Inc..........................................    85,111  1,839,249
*   Relm Wireless Corp.................................    40,346    165,419
#*  Remark Media, Inc..................................     1,102      7,659
#*  Research Frontiers, Inc............................     6,000     31,140
#   RF Industries, Ltd.................................    56,930    301,729
#*  RF Micro Devices, Inc..............................   143,500  1,601,460
    Richardson Electronics, Ltd........................   130,504  1,301,125
#*  Rofin-Sinar Technologies, Inc......................   158,989  3,470,730
*   Rogers Corp........................................   121,033  6,942,453
#*  Rosetta Stone, Inc.................................   114,685  1,105,563
#*  Rubicon Technology, Inc............................   107,403    808,745
#*  Rudolph Technologies, Inc..........................   275,975  2,541,730
*   Saba Software, Inc.................................    22,758    282,199
*   Sanmina Corp.......................................   310,993  7,243,027
*   ScanSource, Inc....................................   235,403  8,429,781
*   Seachange International, Inc.......................   278,047  2,082,572
*   Selectica, Inc.....................................    26,569    158,086
#*  ServiceSource International, Inc...................    11,263     49,895
#*  Sevcon, Inc........................................    56,400    437,100
*   ShoreTel, Inc......................................   313,168  1,935,378
*   Sigma Designs, Inc.................................   215,289    912,825
*   Sigmatron International, Inc.......................    18,200    202,930
#*  Silicon Graphics International Corp................    94,627    899,903
*   Silicon Image, Inc.................................   630,802  3,147,702
#*  Smith Micro Software, Inc..........................   149,113    158,060
*   SMTC Corp..........................................    16,231     31,001
#*  Sonic Foundry, Inc.................................    23,066    240,117
#*  Sonus Networks, Inc................................ 1,960,671  6,921,169
#*  Spansion, Inc. Class A.............................   366,637  6,955,104
#*  Spark Networks, Inc................................     2,962     17,654
#*  Speed Commerce, Inc................................   242,969    755,634
*   Stamps.com, Inc....................................   104,628  3,309,384

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   StarTek, Inc.......................................   131,000 $    931,410
#*  SunEdison, Inc..................................... 1,431,312   28,626,240
#*  SunPower Corp......................................    24,615      904,109
#*  Super Micro Computer, Inc..........................   334,487    8,753,525
*   support.com, Inc...................................   313,284      745,616
#*  Sykes Enterprises, Inc.............................   302,716    6,266,221
#*  Synaptics, Inc.....................................    99,153    7,161,821
#*  Synchronoss Technologies, Inc......................   166,714    6,736,913
*   Technical Communications Corp......................     7,300       27,959
#*  TechTarget, Inc....................................     6,018       45,737
#*  TeleCommunication Systems, Inc. Class A............   365,227    1,150,465
*   Telenav, Inc.......................................   137,634      684,041
*   TeleTech Holdings, Inc.............................   133,197    3,666,913
#   Tessco Technologies, Inc...........................    64,382    1,963,651
    Tessera Technologies, Inc..........................   421,657   10,714,304
    TheStreet, Inc.....................................   233,363      567,072
#   Transact Technologies, Inc.........................    90,009      813,681
#*  Travelzoo, Inc.....................................    47,088      811,797
*   Trio Tech International............................     3,392       12,890
*   TriQuint Semiconductor, Inc........................   757,922   13,627,438
*   TSR, Inc...........................................    60,552      189,528
#*  TTM Technologies, Inc..............................   267,430    2,008,399
#*  Tyler Technologies, Inc............................    20,040    1,818,229
*   Ultra Clean Holdings, Inc..........................   155,818    1,350,942
#*  Ultratech, Inc.....................................   261,361    6,189,028
#*  Unisys Corp........................................   519,871   11,068,054
    United Online, Inc.................................   126,670    1,356,636
#*  Universal Display Corp.............................     4,733      145,114
#*  Unwired Planet, Inc................................   137,239      274,478
#*  USA Technologies, Inc..............................     7,207       14,702
*   UTStarcom Holdings Corp............................    39,313      117,546
#*  Veeco Instruments, Inc.............................   161,239    5,596,606
#*  Viasystems Group, Inc..............................   150,028    1,468,774
*   Vicon Industries, Inc..............................    45,650      105,223
#*  Video Display Corp.................................    85,637      272,326
*   Virtusa Corp.......................................   245,543    7,680,585
*   Vishay Precision Group, Inc........................   107,071    1,545,035
#*  Vringo, Inc........................................    65,154      212,402
    Wayside Technology Group, Inc......................    30,941      540,539
*   Web.com Group, Inc.................................   133,296    3,539,009
*   Westell Technologies, Inc. Class A.................   434,491      751,669
*   Wireless Telecom Group, Inc........................   225,386      570,227
*   Xcerra Corp........................................   425,515    3,978,565
*   XO Group, Inc......................................   204,725    2,286,778
#*  Zhone Technologies, Inc............................    74,478      230,882
#*  Zix Corp...........................................   380,067    1,318,832
                                                                  ------------
Total Information Technology...........................            855,073,430
                                                                  ------------
Materials -- (4.7%)
    A Schulman, Inc....................................   289,295   11,496,583
#*  AEP Industries, Inc................................    60,994    2,485,506
#*  AK Steel Holding Corp..............................   116,134    1,056,819
#*  AM Castle & Co.....................................   144,682    1,197,967

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
*   American Biltrite, Inc.............................     868 $   387,562
#   American Vanguard Corp............................. 229,229   2,908,916
#   Ampco-Pittsburgh Corp..............................  85,409   1,722,700
    Balchem Corp....................................... 155,813   7,790,650
*   Boise Cascade Co................................... 239,489   6,741,615
#*  Calgon Carbon Corp................................. 513,057  10,876,808
*   Century Aluminum Co................................ 535,169  10,061,177
#   Chase Corp.........................................  76,372   2,577,555
*   Clearwater Paper Corp.............................. 188,063  12,713,059
#*  Codexis, Inc.......................................  46,517      97,686
#*  Coeur Mining, Inc..................................  24,799     193,432
#*  Contango ORE, Inc..................................   1,592      16,636
*   Continental Materials Corp.........................  14,518     243,902
#*  Core Molding Technologies, Inc.....................  59,433     787,487
#   Deltic Timber Corp.................................  75,765   4,629,241
    Detrex Corp........................................  10,200     362,100
#*  Ferro Corp......................................... 443,779   5,564,989
    Flamemaster Corp...................................     189       1,607
#*  Flotek Industries, Inc............................. 458,236  13,220,109
    Friedman Industries, Inc...........................  60,300     525,816
#   FutureFuel Corp.................................... 200,568   3,160,952
#*  General Moly, Inc.................................. 418,681     439,615
    Globe Specialty Metals, Inc........................ 220,484   4,195,811
#*  Golden Minerals Co.................................  64,771      77,077
#   Hawkins, Inc....................................... 101,706   3,483,430
#   Haynes International, Inc..........................  83,199   4,143,310
*   Headwaters, Inc.................................... 402,172   4,299,219
#*  Horsehead Holding Corp............................. 298,153   5,584,406
    Innophos Holdings, Inc............................. 166,196  10,043,224
    Innospec, Inc...................................... 178,417   7,174,148
#   Kaiser Aluminum Corp............................... 112,530   8,689,567
*   KapStone Paper and Packaging Corp.................. 265,972   7,910,007
#   KMG Chemicals, Inc.................................  59,564     998,888
    Koppers Holdings, Inc.............................. 164,178   5,915,333
*   Kraton Performance Polymers, Inc................... 182,135   3,753,802
*   Landec Corp........................................ 252,517   3,083,233
#*  LSB Industries, Inc................................ 174,505   6,720,188
    Martin Marietta Materials, Inc.....................  23,432   2,910,957
    Materion Corp...................................... 126,694   4,093,483
#*  McEwen Mining, Inc................................. 249,572     711,280
#*  Mercer International, Inc.......................... 225,637   2,247,345
#*  Mines Management, Inc..............................  33,421      26,503
    Myers Industries, Inc.............................. 303,991   5,617,754
    Neenah Paper, Inc.................................. 122,741   6,090,408
    Noranda Aluminum Holding Corp...................... 246,599   1,089,968
*   Northern Technologies International Corp...........  38,414     779,804
#   Olympic Steel, Inc.................................  78,436   1,720,101
#   OM Group, Inc...................................... 155,757   4,403,250
*   OMNOVA Solutions, Inc.............................. 262,300   2,116,761
#*  Penford Corp....................................... 111,720   1,371,922
    PH Glatfelter Co................................... 394,140   9,380,532
    Quaker Chemical Corp............................... 109,607   7,739,350
#*  Rentech, Inc....................................... 919,580   1,995,489

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
*    Resolute Forest Products, Inc......................    23,878 $    367,482
#*   RevettMining Co., Inc..............................     2,968        3,532
*    RTI International Metals, Inc......................   207,357    5,154,895
#    Schnitzer Steel Industries, Inc. Class A...........   106,881    2,854,792
     Schweitzer-Mauduit International, Inc..............    51,515    2,103,357
#*   Senomyx, Inc.......................................   235,915    1,664,380
#*   Solitario Exploration & Royalty Corp...............     2,939        4,526
     Stepan Co..........................................   165,431    7,960,540
#*   Stillwater Mining Co...............................    31,090      556,511
*    SunCoke Energy, Inc................................    29,479      673,006
#    Synalloy Corp......................................    57,753      966,785
*    Taminco Corp.......................................     3,585       74,927
#*   Trecora Resources..................................   125,586    1,509,544
     Tredegar Corp......................................   328,146    6,411,973
*    UFP Technologies, Inc..............................    11,800      297,950
#    United States Lime & Minerals, Inc.................    61,245    3,528,937
#*   Universal Stainless & Alloy Products, Inc..........    54,274    1,564,719
     US Silica Holdings, Inc............................     2,439      137,121
#*   Verso Paper Corp...................................     6,475       20,396
     Vulcan International Corp..........................     8,251      353,968
#    Wausau Paper Corp..................................   508,218    5,117,755
*    Webco Industries, Inc..............................     3,750      315,000
#    Zep, Inc...........................................   127,813    1,992,605
                                                                   ------------
Total Materials.........................................            273,261,740
                                                                   ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     4,700           --
o*   Big 4 Ranch, Inc...................................    35,000           --
o*   Brooklyn Federal Bancorp, Inc. Escrow Shares.......    37,150           --
o*   Concord Camera Corp. Escrow Shares.................    49,560           --
o*   DLB Oil & Gas, Inc. Escrow Shares..................     7,600           --
o*   EquiMed, Inc.......................................       132           --
o*   First Commerce Bancorp Escrow Shares...............    50,014           --
o*   FRD Acquisition Co. Escrow Shares..................   294,513           --
o#*  Gerber Scientific, Inc. Escrow Shares..............   214,642           --
o*   Petrocorp, Inc. Escrow Shares......................    37,100           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.1%)
*    CareTrust REIT, Inc................................   171,010    2,917,431
                                                                   ------------
Telecommunication Services -- (1.0%)
#*   8x8, Inc...........................................    34,948      282,380
#*   Alaska Communications Systems Group, Inc...........    38,055       70,021
#    Alteva.............................................    35,460      226,235
     Atlantic Tele-Network, Inc.........................    90,810    5,313,293
#*   Boingo Wireless, Inc...............................    37,795      230,928
*    Cincinnati Bell, Inc............................... 1,004,089    3,825,579
#    Consolidated Communications Holdings, Inc..........   273,503    6,120,997
     Enventis Corp......................................   135,774    2,223,978
*    General Communication, Inc. Class A................   451,355    4,982,959
#*   Hawaiian Telcom Holdco, Inc........................     6,759      190,604
     HC2 Holdings, Inc..................................    87,300      344,835

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                       SHARES       VALUE+
                                                      --------- --------------
Telecommunication Services -- (Continued)
     IDT Corp. Class B...............................   203,701 $    3,175,699
     Inteliquent, Inc................................   321,651      3,412,717
#*   Iridium Communications, Inc.....................   286,734      2,345,484
*    LICT Corp.......................................         1          2,716
#    Lumos Networks Corp.............................   127,816      1,960,697
#    NTELOS Holdings Corp............................    95,209      1,146,316
#*   ORBCOMM, Inc....................................   246,989      1,551,091
*    Premiere Global Services, Inc...................   603,877      7,910,789
#    Shenandoah Telecommunications Co................    98,238      2,722,175
     Spok Holdings, Inc..............................   132,345      1,981,205
#*   Straight Path Communications, Inc. Class B......    89,547        883,829
*    Vonage Holdings Corp............................ 1,537,688      5,351,154
                                                                --------------
Total Telecommunication Services.....................               56,255,681
                                                                --------------
Utilities -- (1.3%)
     American States Water Co........................   362,332     11,069,243
#    Artesian Resources Corp. Class A................    21,573        470,076
#*   Cadiz, Inc......................................     5,888         52,874
     California Water Service Group..................   387,827      8,830,821
#    Chesapeake Utilities Corp.......................    78,992      5,141,589
#    Connecticut Water Service, Inc..................    83,481      2,662,209
     Consolidated Water Co., Ltd.....................    36,099        375,069
#    Delta Natural Gas Co., Inc......................    40,000        784,000
     El Paso Electric Co.............................    18,033        664,516
     Empire District Electric Co. (The)..............   367,792      9,014,582
     Gas Natural, Inc................................    23,382        301,394
#*   Genie Energy, Ltd. Class B......................   200,893      1,392,188
#    Laclede Group, Inc. (The).......................    41,384      1,944,220
#    MGE Energy, Inc.................................   291,920     10,982,030
#    Middlesex Water Co..............................   113,157      2,299,350
#    Northwest Natural Gas Co........................    93,066      4,022,313
#    Ormat Technologies, Inc.........................    51,795      1,335,793
#    Otter Tail Corp.................................   257,453      7,198,386
     RGC Resources, Inc..............................     9,396        185,947
#    SJW Corp........................................   176,960      4,744,298
#    Unitil Corp.....................................    95,419      3,053,408
#    York Water Co...................................    68,182      1,297,503
                                                                --------------
Total Utilities......................................               77,821,809
                                                                --------------
TOTAL COMMON STOCKS..................................            4,756,396,674
                                                                --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares.......................    37,101             --
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights......    12,543             --
o*   Leap Wireless International, Inc. Contingent
       Value Rights..................................   104,000        262,080
o*   LGL Group, Inc. (The) Warrants 08/06/18.........   146,250          4,695
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16.    82,112             --
o#*  PhotoMedex, Inc. Contingent Value Warrants
       12/13/14......................................       957             --
o#*  Royal Bancshares PA, Inc. Rights 08/01/14.......    13,305         11,043
o*   Tejon Ranch Co. Warrants 08/31/16...............     6,166         13,935

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- --------------
o*  Unity Bancorp, Inc. Rights 08/08/14.............     32,785 $        2,295
TOTAL RIGHTS/WARRANTS...............................                   294,048
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
    State Street Institutional Liquid Reserves,
      0.068%........................................  5,195,928      5,195,928
                                                                --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@ DFA Short Term Investment Fund................. 90,096,676  1,042,418,537
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,333,243,683)^^..........................            $5,804,305,187
                                                                ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  874,072,740 $       16,360   --    $  874,089,100
   Consumer Staples.......    190,590,426             --   --       190,590,426
   Energy.................    286,992,740        166,455   --       287,159,195
   Financials.............    816,918,745         92,513   --       817,011,258
   Health Care............    460,698,714        158,157   --       460,856,871
   Industrials............    861,355,578          4,155   --       861,359,733
   Information Technology.    855,073,430             --   --       855,073,430
   Materials..............    273,261,740             --   --       273,261,740
   Other..................             --             --   --                --
   Real Estate Investment
     Trusts...............      2,917,431             --   --         2,917,431
   Telecommunication
     Services.............     56,255,681             --   --        56,255,681
   Utilities..............     77,821,809             --   --        77,821,809
Preferred Stocks
   Other..................             --             --   --                --
Rights/Warrants...........             --        294,048   --           294,048
Temporary Cash Investments      5,195,928             --   --         5,195,928
Securities Lending
  Collateral..............             --  1,042,418,537   --     1,042,418,537
                           -------------- --------------   --    --------------
TOTAL..................... $4,761,154,962 $1,043,150,225   --    $5,804,305,187
                           ============== ==============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
COMMON STOCKS -- (90.0%)

Real Estate Investment Trusts -- (90.0%)
#   Acadia Realty Trust................................   609,131 $ 17,195,768
    Agree Realty Corp..................................   117,034    3,426,756
#   Alexander's, Inc...................................    48,381   17,562,303
    Alexandria Real Estate Equities, Inc...............   770,517   60,562,636
    American Assets Trust, Inc.........................   142,380    4,882,210
#   American Campus Communities, Inc................... 1,148,417   44,696,390
#   American Realty Capital Properties, Inc............ 3,799,136   49,806,673
#   AmREIT, Inc........................................    10,321      238,828
    Apartment Investment & Management Co. Class A...... 1,610,464   55,045,660
#   Ashford Hospitality Prime, Inc.....................   149,219    2,484,496
    Ashford Hospitality Trust, Inc.....................   895,933   10,312,189
#   Associated Estates Realty Corp.....................   587,501   10,381,143
    AvalonBay Communities, Inc......................... 1,337,087  197,995,843
    BioMed Realty Trust, Inc........................... 2,091,017   44,956,866
    Boston Properties, Inc............................. 1,645,493  196,554,139
    Brandywine Realty Trust............................ 1,706,186   26,531,192
    Camden Property Trust..............................   934,674   67,633,011
#   Campus Crest Communities, Inc......................   673,989    5,391,912
#   CBL & Associates Properties, Inc................... 1,764,559   32,997,253
    Cedar Realty Trust, Inc............................   666,938    4,201,709
#   Chatham Lodging Trust..............................    43,035      911,051
#   Chesapeake Lodging Trust...........................   289,744    8,599,602
#   CoreSite Realty Corp...............................     8,931      291,686
#   Corporate Office Properties Trust..................   939,574   26,655,714
    Cousins Properties, Inc............................ 2,035,514   25,199,663
#   CubeSmart.......................................... 1,521,039   27,698,120
#   CyrusOne, Inc......................................    62,422    1,551,187
    DCT Industrial Trust, Inc.......................... 3,526,750   27,614,453
#   DDR Corp........................................... 3,309,291   58,044,964
#   DiamondRock Hospitality Co......................... 2,116,683   25,950,534
#   Digital Realty Trust, Inc.......................... 1,455,174   93,698,654
#   Douglas Emmett, Inc................................ 1,458,959   41,565,742
    Duke Realty Corp................................... 3,595,270   64,678,907
#   DuPont Fabros Technology, Inc......................   709,794   19,455,454
#   EastGroup Properties, Inc..........................   332,968   20,763,884
#   Education Realty Trust, Inc........................ 1,368,945   14,456,059
#   EPR Properties.....................................   574,401   30,960,214
*   Equity Commonwealth REIT...........................   856,678   23,010,371
    Equity Lifestyle Properties, Inc...................   841,315   37,261,841
    Equity One, Inc....................................   709,713   16,479,536
    Equity Residential................................. 3,691,017  238,624,249
#   Essex Property Trust, Inc..........................   669,858  126,984,981
    Excel Trust, Inc...................................   392,245    5,079,573
    Extra Space Storage, Inc........................... 1,195,770   61,857,182
#   Federal Realty Investment Trust....................   717,817   87,645,456
#   FelCor Lodging Trust, Inc.......................... 1,211,185   12,681,107
    First Industrial Realty Trust, Inc................. 1,142,431   20,620,880
#   First Potomac Realty Trust.........................   607,184    8,008,757
    Franklin Street Properties Corp....................   842,006   10,221,953
#   Gaming and Leisure Properties, Inc.................   873,667   29,416,368
    General Growth Properties, Inc..................... 5,629,099  131,552,044

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Getty Realty Corp..................................   197,591 $  3,629,747
#   Gladstone Commercial Corp..........................    70,509    1,230,382
    Glimcher Realty Trust.............................. 1,617,381   17,370,672
#   Government Properties Income Trust.................   590,851   13,796,371
    HCP, Inc........................................... 4,948,183  205,498,040
    Health Care REIT, Inc.............................. 3,286,725  209,134,312
    Healthcare Realty Trust, Inc....................... 1,028,963   25,415,386
    Healthcare Trust of America, Inc. Class A..........   519,787    6,190,663
#   Hersha Hospitality Trust........................... 2,064,422   13,645,829
#   Highwoods Properties, Inc..........................   980,879   41,265,580
#   HMG/Courtland Properties, Inc......................     2,500       35,125
#   Home Properties, Inc...............................   614,383   40,420,258
    Hospitality Properties Trust....................... 1,610,202   46,003,471
    Host Hotels & Resorts, Inc......................... 8,107,343  176,253,637
    Hudson Pacific Properties, Inc.....................   247,349    6,332,134
#   Inland Real Estate Corp............................   950,141    9,824,458
    Investors Real Estate Trust........................   645,567    5,500,231
#   Kilroy Realty Corp.................................   889,853   55,028,510
    Kimco Realty Corp.................................. 4,451,011   99,613,626
#   Kite Realty Group Trust............................ 1,478,320    9,017,752
    LaSalle Hotel Properties........................... 1,119,869   38,960,243
#   Lexington Realty Trust............................. 2,251,198   24,628,106
    Liberty Property Trust............................. 1,600,423   56,286,877
    LTC Properties, Inc................................   338,364   12,969,492
#   Macerich Co. (The)................................. 1,511,872   98,286,799
#   Mack-Cali Realty Corp..............................   909,820   19,197,202
#   Medical Properties Trust, Inc...................... 1,860,042   25,036,165
#   Mid-America Apartment Communities, Inc.............   808,203   56,509,554
    Monmouth Real Estate Investment Corp. Class A......   365,491    3,757,247
#   National Health Investors, Inc.....................   206,756   12,361,941
#   National Retail Properties, Inc.................... 1,348,164   47,954,193
#   Omega Healthcare Investors, Inc.................... 1,363,965   49,839,281
#   One Liberty Properties, Inc........................   114,707    2,376,729
    Parkway Properties, Inc............................   559,060   11,589,314
    Pebblebrook Hotel Trust............................   342,700   12,474,280
    Pennsylvania REIT..................................   761,502   14,643,683
#   Piedmont Office Realty Trust, Inc. Class A......... 1,707,217   33,205,371
    Post Properties, Inc...............................   584,423   31,675,727
    Prologis, Inc...................................... 5,341,085  217,969,679
    PS Business Parks, Inc.............................   213,504   17,614,080
    Public Storage..................................... 1,552,425  266,411,654
    Ramco-Gershenson Properties Trust..................   678,824   11,268,478
#   Realty Income Corp................................. 2,380,953  102,500,027
#   Regency Centers Corp...............................   992,690   53,962,628
#   Retail Opportunity Investments Corp................   757,443   11,687,345
    Retail Properties of America, Inc. Class A......... 1,406,908   21,173,965
    RLJ Lodging Trust..................................   977,995   27,422,980
*   Roberts Realty Investors, Inc......................    47,739       41,058
#   Rouse Properties, Inc..............................   168,193    2,850,871
#   Ryman Hospitality Properties, Inc..................   428,216   20,447,314
#   Sabra Health Care REIT, Inc........................   462,745   12,818,037
#   Saul Centers, Inc..................................   141,146    6,728,430
    Select Income REIT.................................   135,006    3,746,417

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Real Estate Investment Trusts -- (Continued)
#     Senior Housing Properties Trust................  2,217,046 $   50,681,672
      Simon Property Group, Inc......................  3,281,997    551,999,075
#     SL Green Realty Corp...........................  1,029,324    110,961,127
#     Sotherly Hotels, Inc...........................     81,381        625,006
      Sovran Self Storage, Inc.......................    354,611     27,205,756
      Spirit Realty Capital, Inc.....................  1,334,847     15,444,180
#     STAG Industrial, Inc...........................     72,957      1,666,338
#*    Starwood Waypoint Residential Trust............     25,356        666,609
*     Strategic Hotels & Resorts, Inc................  2,067,088     23,585,474
#     Summit Hotel Properties, Inc...................    478,719      4,916,444
#     Sun Communities, Inc...........................    373,213     19,642,200
      Sunstone Hotel Investors, Inc..................  2,139,668     30,361,889
#     Tanger Factory Outlet Centers, Inc.............  1,063,184     36,839,326
      Taubman Centers, Inc...........................    685,749     50,443,696
#     Terreno Realty Corp............................     18,640        348,568
      Trade Street Residential, Inc..................      2,889         20,512
      UDR, Inc.......................................  2,724,741     79,235,468
#     UMH Properties, Inc............................    121,381      1,202,886
#     Universal Health Realty Income Trust...........    114,561      4,818,436
#     Urstadt Biddle Properties, Inc.................     76,760      1,339,385
#     Urstadt Biddle Properties, Inc. Class A........    199,107      4,079,702
#     Ventas, Inc....................................  3,172,373    201,445,685
      Vornado Realty Trust...........................  1,821,043    193,066,979
*     Washington Prime Group, Inc....................  1,612,645     30,462,864
#     Washington REIT................................    707,520     19,187,942
#     Weingarten Realty Investors....................  1,247,828     41,066,019
#     Whitestone REIT................................     71,098      1,063,626
#     Winthrop Realty Trust..........................    245,932      3,706,195
#     WP Carey, Inc..................................    307,558     20,215,787
TOTAL COMMON STOCKS..................................             5,990,297,360
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
      State Street Institutional Liquid Reserves,
        0.068%.......................................  1,895,987      1,895,987
                                                                 --------------
                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund................. 57,424,579    664,402,381
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,868,355,293)^^            $6,656,595,728
                                                                 ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment
     Trusts................. $5,990,297,360           --   --    $5,990,297,360
Temporary Cash Investments..      1,895,987           --   --         1,895,987
Securities Lending
  Collateral................             -- $664,402,381   --       664,402,381
                             -------------- ------------   --    --------------
TOTAL....................... $5,992,193,347 $664,402,381   --    $6,656,595,728
                             ============== ============   ==    ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (90.8%)

AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd.............................   115,791 $   390,500
    AGL Energy, Ltd....................................    84,371   1,150,056
#   ALS, Ltd...........................................   112,885     809,391
*   Alumina, Ltd.......................................   539,758     793,549
    Amcor, Ltd.........................................   262,424   2,511,735
#   Amcor, Ltd. Sponsored ADR..........................     1,068      41,230
    AMP, Ltd........................................... 1,020,846   5,153,122
    Ansell, Ltd........................................    28,035     492,173
    APA Group..........................................   183,498   1,266,646
*   Aquarius Platinum, Ltd.............................   215,481      89,658
    Aristocrat Leisure, Ltd............................    81,618     428,149
    Asciano, Ltd.......................................   234,440   1,301,374
    ASX, Ltd...........................................    48,067   1,605,277
    Aurizon Holdings, Ltd..............................   305,950   1,412,634
    Australia & New Zealand Banking Group, Ltd.........   498,606  15,567,276
    Australian Infrastructure Fund, Ltd................    15,128          70
    Bank of Queensland, Ltd............................    93,356   1,077,425
    Beach Energy, Ltd..................................   143,697     223,542
    Bendigo and Adelaide Bank, Ltd.....................   111,458   1,311,325
    BHP Billiton, Ltd..................................   553,869  19,665,907
    BHP Billiton, Ltd. Sponsored ADR...................    65,589   4,662,722
*   BlueScope Steel, Ltd...............................   142,412     818,461
    Boral, Ltd.........................................   212,927   1,047,426
    Brambles, Ltd......................................   331,716   2,871,700
    Caltex Australia, Ltd..............................    38,733     881,171
    carsales.com, Ltd..................................    29,538     311,924
    Challenger, Ltd....................................    79,173     586,313
#   Coca-Cola Amatil, Ltd..............................   116,574     994,170
#   Cochlear, Ltd......................................    10,877     638,630
    Commonwealth Bank of Australia.....................   307,927  23,750,324
#   Computershare, Ltd.................................    92,760   1,119,411
    Crown Resorts, Ltd.................................    72,744   1,088,554
    CSL, Ltd...........................................   102,372   6,378,134
    David Jones, Ltd...................................    24,134      89,487
#   DUET Group.........................................   237,006     528,556
    Echo Entertainment Group, Ltd......................   175,552     537,792
    Fairfax Media, Ltd.................................   420,361     330,863
#   Flight Centre Travel Group, Ltd....................    13,937     608,004
#   Fortescue Metals Group, Ltd........................   485,222   2,175,364
#   Harvey Norman Holdings, Ltd........................   136,776     388,098
#   Iluka Resources, Ltd...............................   101,138     819,391
    Incitec Pivot, Ltd.................................   367,526   1,005,787
    Insurance Australia Group, Ltd.....................   694,002   4,039,006
#   James Hardie Industries P.L.C......................    90,545   1,124,446
    James Hardie Industries P.L.C. Sponsored ADR.......       500      31,405
#   Leighton Holdings, Ltd.............................    23,204     471,917
    Lend Lease Group...................................   144,335   1,801,182
    Macquarie Group, Ltd...............................    95,609   5,116,975
#   Metcash, Ltd.......................................   156,632     423,112
    National Australia Bank, Ltd.......................   425,262  13,808,085
#   New Hope Corp., Ltd................................    25,495      70,413

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)
*   Newcrest Mining, Ltd............................... 186,520 $  1,863,308
    Oil Search, Ltd.................................... 184,832    1,616,617
    Orica, Ltd......................................... 115,867    2,340,174
    Origin Energy, Ltd................................. 286,910    3,778,511
    Orora, Ltd......................................... 215,725      290,513
    OZ Minerals, Ltd...................................  90,750      385,803
    PanAust, Ltd.......................................  76,201      157,907
#   Platinum Asset Management, Ltd.....................  41,235      242,441
    Primary Health Care, Ltd........................... 136,072      608,432
#*  Qantas Airways, Ltd................................ 257,003      314,911
    QBE Insurance Group, Ltd........................... 279,283    2,822,890
    Ramsay Health Care, Ltd............................  24,589    1,095,456
#   REA Group, Ltd.....................................  12,767      556,039
    Reece Australia, Ltd...............................   7,839      226,731
    Rio Tinto, Ltd.....................................  87,850    5,336,330
    Santos, Ltd........................................ 255,764    3,426,488
    Seek, Ltd..........................................  55,981      846,177
#   Seven Group Holdings, Ltd..........................  18,118      128,277
*   Sims Metal Management, Ltd.........................  40,715      446,184
    Sonic Healthcare, Ltd..............................  65,650    1,098,070
#   SP AusNet.......................................... 371,932      463,285
    Spark Infrastructure Group......................... 214,229      373,295
    Suncorp Group, Ltd................................. 338,497    4,450,576
#   Sydney Airport..................................... 192,507      763,651
    Tabcorp Holdings, Ltd.............................. 263,708      852,115
    Tatts Group, Ltd................................... 366,851    1,204,694
#   Telstra Corp., Ltd................................. 913,445    4,632,177
#   Toll Holdings, Ltd................................. 189,262      950,810
    TPG Telecom, Ltd...................................  56,141      285,114
    Transurban Group................................... 292,501    2,100,445
    Treasury Wine Estates, Ltd......................... 149,076      683,143
#   Washington H Soul Pattinson & Co., Ltd.............  13,478      188,849
    Wesfarmers, Ltd.................................... 205,089    8,304,891
    Westpac Banking Corp............................... 485,651   15,443,721
#   Westpac Banking Corp. Sponsored ADR................  86,981    2,773,824
*   Whitehaven Coal, Ltd...............................      --            1
    Woodside Petroleum, Ltd............................ 175,710    6,897,310
    Woolworths, Ltd.................................... 261,419    8,910,288
    WorleyParsons, Ltd.................................  56,232      926,241
                                                                ------------
TOTAL AUSTRALIA........................................          221,595,551
                                                                ------------
AUSTRIA -- (0.2%)
    Andritz AG.........................................  12,287      665,055
*   BUWOG AG...........................................   7,724      148,722
    Erste Group Bank AG................................  58,876    1,511,843
    IMMOFINANZ AG...................................... 154,486      487,183
    OMV AG.............................................  61,561    2,475,897
    Raiffeisen Bank International AG...................  43,644    1,198,535
    Strabag SE.........................................     630       16,887
    Telekom Austria AG ADR.............................   2,400       46,128
#   Verbund AG.........................................  10,202      191,892
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   6,221      308,783

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRIA -- (Continued)
    Voestalpine AG.....................................  26,623 $ 1,171,618
                                                                -----------
TOTAL AUSTRIA..........................................           8,222,543
                                                                -----------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV..........................     220      26,653
    Ageas..............................................  55,738   2,000,478
    Anheuser-Busch InBev NV............................ 129,307  13,956,454
    Anheuser-Busch InBev NV Sponsored ADR..............  26,194   2,828,428
#   Belgacom SA........................................  59,168   1,933,534
    Colruyt SA.........................................  17,694     856,863
    Delhaize Group SA..................................  16,200   1,057,165
    Delhaize Group SA Sponsored ADR....................  49,084     796,633
*   KBC Groep NV.......................................  66,262   3,591,736
    Solvay SA..........................................  19,409   3,133,918
*   Telenet Group Holding NV...........................  11,290     603,467
    UCB SA.............................................  24,455   2,243,112
    Umicore SA.........................................  29,230   1,412,648
                                                                -----------
TOTAL BELGIUM..........................................          34,441,089
                                                                -----------
CANADA -- (9.2%)
    Agnico Eagle Mines, Ltd.(008474108)................   8,852     329,206
#   Agnico Eagle Mines, Ltd.(2009823)..................  34,748   1,291,958
    Agrium, Inc.(008916108)............................  15,094   1,374,762
    Agrium, Inc.(2213538)..............................  34,000   3,099,555
    Aimia, Inc.........................................  36,747     646,068
    Alimentation Couche Tard, Inc. Class B.............  88,950   2,434,327
#   AltaGas, Ltd.......................................  22,210   1,005,240
#   ARC Resources, Ltd.................................  65,094   1,793,391
    Atco, Ltd. Class I.................................  16,283     713,833
*   Athabasca Oil Corp.................................  50,600     289,116
    AuRico Gold, Inc...................................   4,468      18,358
    Bank of Montreal(063671101)........................  29,657   2,211,522
#   Bank of Montreal(2076009).......................... 103,390   7,706,246
    Bank of Nova Scotia(064149107).....................  32,463   2,204,238
    Bank of Nova Scotia(2076281)....................... 196,436  13,333,543
    Barrick Gold Corp.(067901108)......................  46,703     844,390
    Barrick Gold Corp.(2024644)........................ 222,396   4,018,160
#   Baytex Energy Corp.................................  35,091   1,504,245
    BCE, Inc.(05534B760)...............................   9,508     430,522
#   BCE, Inc.(B188TH2).................................  41,373   1,873,709
    Bell Aliant, Inc...................................  14,509     411,178
*   BlackBerry, Ltd.(09228F103)........................  27,932     260,606
#*  BlackBerry, Ltd.(BCBHZ31)..........................  88,001     822,424
#   Bombardier, Inc. Class A...........................  15,935      55,389
#   Bombardier, Inc. Class B........................... 287,800     984,541
#   Bonavista Energy Corp..............................  56,859     735,279
    Brookfield Asset Management, Inc. Class A..........  98,030   4,373,072
*   Brookfield Residential Properties, Inc.............   5,760     106,502
    CAE, Inc...........................................  77,338     987,339
    Cameco Corp.(13321L108)............................  25,923     522,608
    Cameco Corp.(2166160)..............................  74,660   1,505,046
    Canadian Imperial Bank of Commerce(136069101)......   9,630     893,086

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
#   Canadian Imperial Bank of Commerce(2170525)........  68,338 $6,343,366
    Canadian National Railway Co.(136375102)...........  24,432  1,633,035
    Canadian National Railway Co.(2180632)............. 146,060  9,764,125
    Canadian Natural Resources, Ltd.(136385101)........  30,916  1,347,938
    Canadian Natural Resources, Ltd.(2171573).......... 201,409  8,779,722
    Canadian Oil Sands, Ltd............................ 130,112  2,779,207
    Canadian Pacific Railway, Ltd.(13645T100)..........   2,706    514,005
    Canadian Pacific Railway, Ltd.(2793115)............  32,566  6,192,423
#   Canadian Tire Corp., Ltd. Class A..................  26,056  2,475,242
    Canadian Utilities, Ltd. Class A...................  20,840    748,661
    Canadian Western Bank..............................  20,014    763,959
*   Canfor Corp........................................  24,000    508,240
*   Catamaran Corp.(B3N9ZT8)...........................  16,416    746,764
*   Catamaran Corp.(B8J4N87)...........................  23,600  1,074,646
    CCL Industries, Inc. Class B.......................   5,496    544,081
    Cenovus Energy, Inc.(15135U109)....................  23,353    716,937
    Cenovus Energy, Inc.(B57FG04)...................... 118,282  3,633,021
*   CGI Group, Inc. Class A(39945C109).................  20,311    728,759
#*  CGI Group, Inc. Class A(2159740)...................  32,000  1,147,815
#   CI Financial Corp..................................  43,815  1,418,507
#   Cineplex, Inc......................................   2,533     90,555
    Cogeco Cable, Inc..................................   4,163    231,450
    Constellation Software, Inc........................   4,043    960,368
#   Crescent Point Energy Corp.........................  85,217  3,477,144
    Dollarama, Inc.....................................  10,900    897,212
    E-L Financial Corp., Ltd...........................     157    101,083
    Eldorado Gold Corp.(284902103).....................  27,183    201,698
    Eldorado Gold Corp.(2307873)....................... 160,979  1,194,406
#   Emera, Inc.........................................   7,522    232,555
    Empire Co., Ltd....................................  14,070    995,036
    Enbridge, Inc.(29250N105)..........................  21,313  1,043,911
#   Enbridge, Inc.(2466149)............................ 120,737  5,918,643
    Encana Corp.(292505104)............................  49,906  1,075,474
    Encana Corp.(2793193).............................. 109,553  2,359,155
    Enerplus Corp.(292766102)..........................  27,199    623,401
#   Enerplus Corp.(B584T89)............................  40,566    927,510
    Ensign Energy Services, Inc........................  34,131    549,364
    Fairfax Financial Holdings, Ltd....................   5,756  2,709,995
    Finning International, Inc.........................  49,786  1,431,002
    First Capital Realty, Inc..........................  18,815    325,619
#   First Quantum Minerals, Ltd........................ 144,781  3,433,788
#   Fortis, Inc........................................  36,868  1,134,426
#   Franco-Nevada Corp.................................  13,776    779,421
#   Genworth MI Canada, Inc............................   9,000    326,372
    George Weston, Ltd.................................  18,126  1,458,259
#   Gibson Energy, Inc.................................  35,333  1,083,954
    Gildan Activewear, Inc.(375916103).................   3,000    175,680
    Gildan Activewear, Inc.(2254645)...................  18,100  1,060,585
    Goldcorp, Inc.(380956409)..........................  22,904    627,570
    Goldcorp, Inc.(2676302)............................ 145,746  3,991,356
    Great-West Lifeco, Inc.............................  54,000  1,572,926
    Hudson's Bay Co....................................   9,585    144,696
#   Husky Energy, Inc..................................  77,550  2,359,181

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
#   IGM Financial, Inc.................................  21,900 $ 1,033,187
    Imperial Oil, Ltd.(453038408)......................   9,400     482,596
    Imperial Oil, Ltd.(2454241)........................  48,227   2,474,711
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  25,869   1,134,312
    Intact Financial Corp..............................  26,700   1,780,735
#   Inter Pipeline, Ltd................................  41,700   1,291,903
    Jean Coutu Group PJC, Inc. (The) Class A...........  16,500     326,716
    Keyera Corp........................................  16,500   1,235,135
*   Kinross Gold Corp.(496902404)......................  22,897      91,359
*   Kinross Gold Corp.(B03Z841)........................ 304,213   1,216,461
    Linamar Corp.......................................  18,096     985,169
#   Loblaw Cos., Ltd...................................  36,560   1,798,253
*   Lundin Mining Corp................................. 128,456     738,679
    MacDonald Dettwiler & Associates, Ltd..............   4,900     366,169
    Magna International, Inc.(559222401)...............  10,503   1,128,022
    Magna International, Inc.(2554475).................  40,160   4,312,683
    Manitoba Telecom Services, Inc.....................   4,500     129,509
    Manulife Financial Corp.(56501R106)................  63,866   1,303,505
    Manulife Financial Corp.(2492519).................. 322,943   6,598,954
*   MEG Energy Corp....................................  36,205   1,298,313
#   Methanex Corp......................................  25,881   1,684,336
    Metro, Inc.........................................  22,311   1,454,660
#   Mullen Group, Ltd..................................  10,500     268,771
#   National Bank of Canada............................ 101,249   4,531,528
*   New Gold, Inc...................................... 110,639     680,871
    Onex Corp..........................................  18,904   1,100,068
#   Open Text Corp.(683715106).........................   5,718     318,207
    Open Text Corp.(2260824)...........................  18,200   1,012,196
*   Osisko Gold Royalties, Ltd.........................   7,800     111,242
    Pacific Rubiales Energy Corp....................... 153,587   2,936,937
    Pan American Silver Corp.(697900108)...............  12,528     183,911
    Pan American Silver Corp.(2669272).................  33,400     490,730
*   Paramount Resources, Ltd. Class A..................   8,900     455,305
*   Pembina Pipeline Corp.(B4PPQG5)....................   9,034     378,344
#   Pembina Pipeline Corp.(B4PT2P8)....................  45,132   1,890,804
#   Pengrowth Energy Corp.............................. 129,078     822,756
    Penn West Petroleum, Ltd.(707887105)...............  18,200     140,686
#   Penn West Petroleum, Ltd.(B63FY34).................  95,909     742,396
#   Peyto Exploration & Development Corp...............  30,405   1,022,005
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  31,604   1,121,626
#   Potash Corp. of Saskatchewan, Inc.(2696980)........ 136,400   4,842,522
    Precision Drilling Corp............................  79,696     993,322
    Progressive Waste Solutions, Ltd.(74339G101).......   2,700      67,770
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  31,442     789,258
    Quebecor, Inc. Class B.............................  22,000     533,884
#   Ritchie Bros Auctioneers, Inc......................  16,700     404,347
    Rogers Communications, Inc. Class B(775109200).....  10,393     405,743
    Rogers Communications, Inc. Class B(2169051).......  58,900   2,300,144
    Royal Bank of Canada(780087102)....................  24,348   1,797,126
#   Royal Bank of Canada(2754383)...................... 239,589  17,682,145
    Saputo, Inc........................................  29,766   1,847,357
#   SEMAFO, Inc........................................  48,000     207,346
    Shaw Communications, Inc. Class B(82028K200).......  52,117   1,277,388

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
CANADA -- (Continued)
#   Shaw Communications, Inc. Class B(2801836).........  52,434 $  1,284,942
    ShawCor, Ltd.......................................  11,300      571,970
    Silver Wheaton Corp.(828336107)....................   6,218      162,352
    Silver Wheaton Corp.(B058ZX6)......................  54,277    1,417,718
    SNC-Lavalin Group, Inc.............................  29,200    1,542,551
    Stantec, Inc.(85472N109)...........................   1,400       88,802
    Stantec, Inc.(2854238).............................   2,400      152,274
    Sun Life Financial, Inc.(866796105)................  26,327    1,003,849
#   Sun Life Financial, Inc.(2566124).................. 101,431    3,867,095
    Suncor Energy, Inc.(867224107).....................  60,452    2,482,764
    Suncor Energy, Inc.(B3NB1P2)....................... 279,079   11,459,042
    Talisman Energy, Inc.(87425E103)................... 109,712    1,146,490
    Talisman Energy, Inc.(2068299)..................... 212,140    2,219,945
    Teck Resources, Ltd. Class B(878742204)............  36,476      873,965
#   Teck Resources, Ltd. Class B(2879327).............. 106,334    2,548,271
#   TELUS Corp.........................................  39,380    1,374,607
    Thomson Reuters Corp.(884903105)...................  18,394      695,477
#   Thomson Reuters Corp.(2889371).....................  59,250    2,238,279
#   Tim Hortons, Inc.(88706M103).......................   3,807      212,697
    Tim Hortons, Inc.(B4R2V25).........................  25,200    1,407,742
#   TMX Group, Ltd.....................................   2,200      115,594
    Toronto-Dominion Bank (The)(891160509).............  27,618    1,443,040
#   Toronto-Dominion Bank (The)(2897222)............... 301,119   15,747,059
*   Tourmaline Oil Corp................................  25,046    1,179,081
    TransAlta Corp.(89346D107).........................  15,840      181,685
#   TransAlta Corp.(2901628)...........................  75,200      863,488
    TransCanada Corp.(89353D107).......................  14,710      738,001
    TransCanada Corp.(2665184)......................... 116,088    5,823,830
#   Trican Well Service, Ltd...........................  25,700      370,998
#   Trilogy Energy Corp................................  10,639      270,768
*   Turquoise Hill Resources, Ltd.(900435108)..........  68,462      236,879
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 137,337      477,376
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)..................................  11,297    1,326,155
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)....................................  54,473    6,386,283
#   Veresen, Inc.......................................  37,288      633,693
*   Vermilion Energy, Inc.(923725105)..................   2,640      173,870
#   Vermilion Energy, Inc.(B607XS1)....................  15,127      998,339
    West Fraser Timber Co., Ltd........................  20,384      928,576
    Westjet Airlines, Ltd..............................     700       18,066
    Westshore Terminals Investment Corp................   6,600      200,963
#   Whitecap Resources, Inc............................  33,040      480,896
    Yamana Gold, Inc.(98462Y100).......................  41,099      350,163
#   Yamana Gold, Inc.(2219279)......................... 155,692    1,327,954
                                                                ------------
TOTAL CANADA...........................................          315,379,398
                                                                ------------
DENMARK -- (1.3%)
    AP Moeller - Maersk A.S. Class A...................     540    1,211,829
    AP Moeller - Maersk A.S. Class B...................   1,305    3,042,370
    Carlsberg A.S. Class B.............................  22,525    2,155,157
    Chr Hansen Holding A.S.............................  22,036      911,116
    Coloplast A.S. Class B.............................  20,400    1,724,874
    Danske Bank A.S.................................... 139,218    4,022,097
    DSV A.S............................................  57,650    1,820,559

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
    GN Store Nord A.S..................................  39,910 $ 1,020,144
    H Lundbeck A.S.....................................  13,909     318,774
*   Jyske Bank A.S.....................................  12,963     735,637
    Novo Nordisk A.S. Class B.......................... 288,319  13,271,944
#   Novo Nordisk A.S. Sponsored ADR.................... 116,555   5,367,358
    Novozymes A.S. Class B.............................  49,054   2,425,689
    Pandora A.S........................................  20,751   1,420,010
    Rockwool International A.S. Class B................   1,012     168,747
    TDC A.S............................................ 233,452   2,355,092
*   Topdanmark A.S.....................................  21,510     663,287
    Tryg A.S...........................................   4,432     446,535
*   Vestas Wind Systems A.S............................  45,586   2,055,346
*   William Demant Holding A.S.........................   4,846     421,363
                                                                -----------
TOTAL DENMARK..........................................          45,557,928
                                                                -----------
FINLAND -- (0.9%)
    Elisa Oyj..........................................  27,937     800,208
    Fortum Oyj......................................... 197,898   5,088,903
    Kesko Oyj Class B..................................  16,039     610,017
#   Kone Oyj Class B...................................  66,403   2,792,094
#   Metso Oyj..........................................  27,047   1,060,998
#   Neste Oil Oyj......................................  44,658     824,149
#   Nokia Oyj.......................................... 566,548   4,488,406
    Nokia Oyj Sponsored ADR............................ 184,400   1,462,292
    Nokian Renkaat Oyj.................................  27,548     953,809
    Orion Oyj Class A..................................   2,568      95,260
    Orion Oyj Class B..................................  11,844     439,107
#   Sampo Oyj Class A..................................  84,216   4,183,479
    Stora Enso Oyj Class R............................. 240,622   2,161,999
    Stora Enso Oyj Sponsored ADR.......................  12,000     108,000
    UPM-Kymmene Oyj.................................... 157,023   2,559,249
    UPM-Kymmene Oyj Sponsored ADR......................  13,000     211,770
    Valmet OYJ.........................................  27,047     282,664
    Wartsila Oyj Abp...................................  34,681   1,746,595
                                                                -----------
TOTAL FINLAND..........................................          29,868,999
                                                                -----------
FRANCE -- (7.8%)
    Accor SA...........................................  36,699   1,777,245
    Aeroports de Paris.................................   5,523     756,533
    Air Liquide SA.....................................  66,612   8,476,648
    Airbus Group NV.................................... 112,994   6,555,931
#*  Alcatel-Lucent..................................... 469,735   1,644,361
    Alcatel-Lucent Sponsored ADR....................... 128,100     439,383
*   Alstom SA..........................................  46,699   1,679,541
    Arkema SA..........................................  20,521   1,902,669
    AtoS...............................................  23,795   1,858,029
    AXA SA............................................. 311,949   7,166,920
    AXA SA Sponsored ADR...............................  66,900   1,538,031
    BioMerieux.........................................   1,600     166,438
    BNP Paribas SA..................................... 209,632  13,909,805
    Bollore SA.........................................   1,195     737,509
    Bouygues SA........................................  80,876   3,185,946

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Bureau Veritas SA..................................  42,151 $ 1,087,126
    Cap Gemini SA......................................  35,266   2,557,253
    Carrefour SA....................................... 160,724   5,550,563
    Casino Guichard Perrachon SA.......................  26,406   3,182,586
#*  CGG SA Sponsored ADR...............................  15,607     165,278
    Christian Dior SA..................................  11,233   1,956,563
#   Cie de St-Gobain...................................  92,862   4,518,370
    Cie Generale des Etablissements Michelin...........  61,124   6,705,271
    CNP Assurances.....................................  47,465     932,522
    Credit Agricole SA................................. 224,651   3,038,945
    Danone SA.......................................... 106,147   7,667,079
    Danone SA Sponsored ADR............................  12,058     174,600
    Dassault Systemes..................................  22,340   1,499,141
    Edenred............................................  43,445   1,357,978
    Eiffage SA.........................................  15,816   1,025,198
    Electricite de France SA...........................  48,687   1,572,776
*   Eramet.............................................     435      54,287
    Essilor International SA...........................  38,357   3,747,023
    Euler Hermes Group.................................   2,795     326,180
    Eutelsat Communications SA.........................  34,414   1,187,382
    Faurecia...........................................   7,146     252,789
*   GDF Suez(B3B9KQ2)..................................  11,445          15
    GDF Suez(B0C2CQ3).................................. 367,941   9,487,174
    Groupe Eurotunnel SA............................... 114,615   1,516,791
*   Groupe Fnac........................................   1,746      77,199
    Iliad SA...........................................   4,457   1,226,745
    Imerys SA..........................................   8,341     651,285
    Ingenico...........................................   8,137     823,157
    Ipsen SA...........................................   2,070      91,995
    JCDecaux SA........................................  15,277     524,276
    Kering.............................................  14,471   3,098,007
    L'Oreal SA.........................................  44,850   7,573,366
    Lafarge SA.........................................  49,021   3,815,487
    Lafarge SA Sponsored ADR...........................   1,800      34,524
    Lagardere SCA......................................  26,506     789,073
    Legrand SA.........................................  50,300   2,789,424
    LVMH Moet Hennessy Louis Vuitton SA................  52,834   9,088,614
    Natixis............................................ 227,898   1,472,639
    Orange SA.......................................... 420,395   6,583,095
#   Orange SA Sponsored ADR............................  46,387     721,782
    Pernod Ricard SA...................................  39,241   4,394,645
#*  Peugeot SA......................................... 126,062   1,880,213
    Publicis Groupe SA.................................  35,202   2,554,021
#   Publicis Groupe SA ADR.............................   4,537      82,165
    Remy Cointreau SA..................................   5,224     427,416
    Renault SA.........................................  64,124   5,353,076
    Rexel SA...........................................  50,569     979,865
    Safran SA..........................................  51,113   3,003,771
    Sanofi............................................. 180,968  18,999,980
    Sanofi ADR.........................................  36,868   1,927,090
    Schneider Electric SE(B11BPS1).....................     935      78,988
    Schneider Electric SE(4834108)..................... 100,220   8,494,297
    SCOR SE............................................  41,542   1,336,357

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
#   SEB SA.............................................   3,563 $    288,827
    SES SA.............................................  64,676    2,378,860
    Societe BIC SA.....................................   5,723      789,047
    Societe Generale SA................................ 150,386    7,549,744
    Sodexo()...........................................  16,625    1,658,720
    Sodexo(7062713)....................................  17,673    1,756,484
    STMicroelectronics NV.............................. 160,669    1,337,540
    Suez Environnement Co..............................  59,634    1,112,958
    Technip SA.........................................  15,655    1,446,127
#   Technip SA ADR.....................................  14,400      332,352
    Thales SA..........................................  22,848    1,299,472
    Total SA........................................... 294,621   19,001,484
    Total SA Sponsored ADR............................. 157,489   10,158,040
    Valeo SA...........................................  17,062    2,044,328
    Vallourec SA.......................................  31,102    1,376,319
    Veolia Environnement SA............................  82,190    1,455,739
    Veolia Environnement SA ADR........................  17,086      303,106
    Vicat..............................................   1,981      157,664
    Vinci SA........................................... 101,728    7,020,545
    Vivendi SA......................................... 247,477    6,211,230
    Zodiac Aerospace...................................  29,545      925,100
                                                                ------------
TOTAL FRANCE...........................................          268,834,117
                                                                ------------
GERMANY -- (6.9%)
    Adidas AG..........................................  39,942    3,162,787
    Allianz SE.........................................  68,800   11,454,241
    Allianz SE ADR..................................... 250,286    4,173,519
    Axel Springer SE...................................  10,034      564,972
    BASF SE............................................ 166,128   17,193,241
    BASF SE Sponsored ADR..............................   8,200      846,650
    Bayer AG........................................... 138,062   18,211,274
    Bayer AG Sponsored ADR.............................  33,435    4,402,587
    Bayerische Motoren Werke AG........................  78,275    9,324,112
    Beiersdorf AG......................................  18,004    1,622,776
#   Bilfinger SE.......................................   8,723      709,773
    Brenntag AG........................................  11,198    1,797,831
    Celesio AG.........................................  17,682      604,874
*   Commerzbank AG..................................... 254,603    3,658,137
    Continental AG.....................................  22,443    4,833,423
    Daimler AG......................................... 211,610   17,461,784
    Deutsche Bank AG(D18190898)........................ 179,270    6,123,863
    Deutsche Bank AG(5750355)..........................  43,898    1,501,245
    Deutsche Boerse AG.................................  33,348    2,414,220
    Deutsche Lufthansa AG.............................. 106,930    1,886,256
    Deutsche Post AG................................... 201,377    6,442,991
    Deutsche Telekom AG................................ 589,641    9,568,487
#   Deutsche Telekom AG Sponsored ADR..................  95,900    1,564,129
    Deutsche Wohnen AG.................................  62,468    1,351,633
    E.ON SE............................................ 328,427    6,200,150
    E.ON SE Sponsored ADR..............................  53,950    1,012,642
    Fielmann AG........................................   2,390      301,729
    Fraport AG Frankfurt Airport Services Worldwide....   7,613      500,347
    Fresenius Medical Care AG & Co. KGaA...............  44,121    3,058,375

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
#   Fresenius Medical Care AG & Co. KGaA ADR...........    14,200 $    491,462
    Fresenius SE & Co. KGaA............................    46,550    6,961,061
    Fuchs Petrolub SE..................................     6,553      262,145
    GEA Group AG.......................................    40,070    1,797,952
    Hannover Rueck SE..................................    16,962    1,447,938
    HeidelbergCement AG................................    36,773    2,727,812
    Henkel AG & Co. KGaA...............................    25,587    2,435,795
    Hochtief AG........................................    10,911      915,039
    Hugo Boss AG.......................................     5,909      847,859
    Infineon Technologies AG...........................   229,662    2,530,536
    K+S AG.............................................    40,760    1,248,951
    Lanxess AG.........................................    31,166    1,980,427
    Linde AG...........................................    36,255    7,394,521
    MAN SE.............................................     7,842      931,199
    Merck KGaA.........................................    42,192    3,731,038
*   Metro AG...........................................    47,126    1,698,185
    MTU Aero Engines AG................................     9,659      830,967
    Muenchener Rueckversicherungs AG...................    36,954    7,840,607
*   Osram Licht AG.....................................    19,058      769,796
#   Puma SE............................................       790      201,550
*   QIAGEN NV..........................................    51,277    1,252,195
    Rhoen Klinikum AG..................................    14,963      464,027
    RWE AG.............................................   184,126    7,392,350
    SAP SE.............................................   139,819   10,988,636
#   SAP SE Sponsored ADR...............................    32,719    2,568,114
*   SGL Carbon SE......................................       644       20,678
    Siemens AG.........................................   121,653   15,023,674
*   Sky Deutschland AG.................................    77,105      693,494
    Software AG........................................       943       23,591
#   Suedzucker AG......................................    17,838      312,478
    Symrise AG.........................................    21,569    1,129,409
*   Talanx AG..........................................     9,386      334,194
    Telefonica Deutschland Holding AG..................    57,181      447,072
*   ThyssenKrupp AG....................................    96,395    2,715,350
    United Internet AG.................................    25,316    1,012,155
    Volkswagen AG......................................     7,204    1,661,374
#   Wacker Chemie AG...................................     4,709      545,081
    Wirecard AG........................................     9,818      364,173
                                                                  ------------
TOTAL GERMANY..........................................            235,940,933
                                                                  ------------
HONG KONG -- (2.6%)
#   AAC Technologies Holdings, Inc.....................   118,000      701,885
    AIA Group, Ltd..................................... 2,235,600   11,991,307
#   ASM Pacific Technology, Ltd........................    41,700      442,962
    Bank of East Asia, Ltd.............................   264,801    1,128,878
#   BOC Hong Kong Holdings, Ltd........................   725,000    2,273,863
*   Brightoil Petroleum Holdings, Ltd..................   333,000      101,692
    Cathay Pacific Airways, Ltd........................   349,000      658,443
    Cheung Kong Holdings, Ltd..........................   281,600    5,458,421
    Cheung Kong Infrastructure Holdings, Ltd...........   140,000      984,507
#   Chow Tai Fook Jewellery Group, Ltd.................   237,600      343,997
    CLP Holdings, Ltd..................................   283,900    2,361,665
    Esprit Holdings, Ltd...............................   486,920      764,380

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
*   FIH Mobile, Ltd....................................   510,000 $   285,669
    First Pacific Co., Ltd.............................   734,400     878,906
    Galaxy Entertainment Group, Ltd....................   433,000   3,635,861
*   Global Brands Group Holding, Ltd................... 1,312,000     341,964
#   Hang Lung Group, Ltd...............................   221,000   1,185,178
    Hang Lung Properties, Ltd..........................   536,000   1,655,359
    Hang Seng Bank, Ltd................................   146,600   2,487,255
    Henderson Land Development Co., Ltd................   299,406   1,903,008
    Hong Kong & China Gas Co., Ltd..................... 1,215,151   2,656,478
    Hong Kong Exchanges and Clearing, Ltd..............   224,316   5,033,529
    Hongkong & Shanghai Hotels (The)...................    94,525     134,747
    Hopewell Holdings, Ltd.............................   144,500     501,892
    Hutchison Whampoa, Ltd.............................   413,500   5,614,600
    Hysan Development Co., Ltd.........................   141,638     679,805
    Johnson Electric Holdings, Ltd.....................    77,125     298,547
    Kerry Logistics Network, Ltd.......................    69,696     113,767
    Kerry Properties, Ltd..............................   186,393     680,344
#   L'Occitane International SA........................    52,500     134,912
    Li & Fung, Ltd..................................... 1,312,000   1,744,382
    Lifestyle International Holdings, Ltd..............    80,500     157,238
    Melco Crown Entertainment, Ltd. ADR................    30,195   1,002,474
    Melco International Development, Ltd...............   179,000     531,739
    MGM China Holdings, Ltd............................   194,000     709,390
    MTR Corp., Ltd.....................................   326,436   1,282,419
    New World Development Co., Ltd..................... 1,738,587   2,192,423
    NWS Holdings, Ltd..................................   318,432     589,940
    Orient Overseas International, Ltd.................    50,000     266,346
    PCCW, Ltd.......................................... 1,313,712     802,670
    Power Assets Holdings, Ltd.........................   226,207   2,021,984
#   Prada SpA..........................................    88,600     629,502
    Samsonite International SA.........................   361,500   1,120,262
    Sands China, Ltd...................................   476,400   3,500,615
    Shangri-La Asia, Ltd...............................   305,655     482,937
    Sino Land Co., Ltd.................................   695,568   1,194,885
    SJM Holdings, Ltd..................................   397,000   1,060,650
    Sun Hung Kai Properties, Ltd.......................   328,108   4,976,212
    Swire Pacific, Ltd. Class A........................   178,000   2,290,631
    Swire Pacific, Ltd. Class B........................   110,000     262,727
    Swire Properties, Ltd..............................   165,000     540,039
    Techtronic Industries Co...........................   329,500     987,604
    Television Broadcasts, Ltd.........................    52,000     337,755
#   VTech Holdings, Ltd................................    24,800     306,592
    Wharf Holdings, Ltd. (The).........................   311,609   2,477,529
    Wheelock & Co., Ltd................................   264,000   1,331,146
#   Wing Hang Bank, Ltd................................    32,811     529,206
#   Wynn Macau, Ltd....................................   290,000   1,235,808
    Xinyi Glass Holdings, Ltd..........................   396,000     231,616
    Yue Yuen Industrial Holdings, Ltd..................   137,500     458,621
                                                                  -----------
TOTAL HONG KONG........................................            90,689,163
                                                                  -----------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 4,287,531   1,506,559
#*  Bank of Ireland Sponsored ADR......................    17,922     255,030

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
IRELAND -- (Continued)
    CRH P.L.C.(4182249)................................    11,311 $   264,005
    CRH P.L.C.(0182704)................................    58,738   1,366,994
#   CRH P.L.C. Sponsored ADR...........................    80,352   1,887,468
    Dragon Oil P.L.C...................................    43,868     413,214
    Glanbia P.L.C......................................     2,435      37,462
    Kerry Group P.L.C. Class A(4519579)................    15,920   1,182,398
    Kerry Group P.L.C. Class A(0490656)................    18,318   1,358,564
    Paddy Power P.L.C..................................     1,180      83,320
*   Ryanair Holdings P.L.C.............................    33,520     306,020
    Smurfit Kappa Group P.L.C..........................    58,756   1,275,075
                                                                  -----------
TOTAL IRELAND..........................................             9,936,109
                                                                  -----------
ISRAEL -- (0.5%)
    Azrieli Group......................................     6,311     205,349
    Bank Hapoalim BM...................................   282,843   1,649,893
*   Bank Leumi Le-Israel BM............................   338,979   1,331,065
    Bezeq The Israeli Telecommunication Corp., Ltd.....   417,168     776,774
    Cellcom Israel, Ltd................................     2,105      26,007
    Delek Group, Ltd...................................       992     389,232
    Elbit Systems, Ltd.(M3760D101).....................       193      12,109
#   Elbit Systems, Ltd.(6308913).......................     6,959     436,084
    Israel Chemicals, Ltd..............................    90,160     733,113
*   Israel Discount Bank, Ltd. Class A.................   232,291     404,663
    Migdal Insurance & Financial Holding, Ltd..........    29,968      47,859
    Mizrahi Tefahot Bank, Ltd..........................    26,655     337,052
    NICE Systems, Ltd. Sponsored ADR...................    11,926     471,554
    Osem Investments, Ltd..............................     9,419     221,084
*   Partner Communications Co., Ltd....................     8,183      62,044
*   Partner Communications Co., Ltd. ADR...............     3,525      26,261
    Paz Oil Co., Ltd...................................        85      13,671
    Strauss Group, Ltd.................................     5,192     101,901
    Teva Pharmaceutical Industries, Ltd................     6,037     323,257
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   157,023   8,400,730
                                                                  -----------
TOTAL ISRAEL...........................................            15,969,702
                                                                  -----------
ITALY -- (2.0%)
    Assicurazioni Generali SpA.........................   222,046   4,634,755
    Atlantia SpA.......................................    76,718   2,030,437
#*  Banca Carige SpA...................................   534,438     102,089
*   Banca Monte dei Paschi di Siena SpA................   503,756     909,192
*   Banca Popolare dell'Emilia Romagna SC..............     7,289      61,625
*   Banco Popolare SC..................................    79,558   1,228,672
    CNH Industrial NV..................................   178,696   1,649,349
    Davide Campari-Milano SpA..........................    51,808     404,156
    Enel Green Power SpA...............................   323,246     894,069
    Enel SpA........................................... 1,102,185   6,274,717
    Eni SpA............................................   338,596   8,615,883
    Eni SpA Sponsored ADR..............................    69,229   3,516,833
#*  Fiat SpA...........................................   315,328   3,026,366
*   Fiat SpA Sponsored ADR.............................     7,000      67,340
*   Finmeccanica SpA...................................   102,014     939,843
#   Gtech Spa..........................................     9,353     224,782

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
    Intesa Sanpaolo SpA................................ 2,388,529 $ 7,093,029
    Intesa Sanpaolo SpA Sponsored ADR..................     9,000     160,920
    Luxottica Group SpA................................    32,961   1,818,429
    Luxottica Group SpA Sponsored ADR..................       875      48,037
*   Mediaset SpA.......................................   139,616     553,857
*   Mediobanca SpA.....................................   143,477   1,264,618
    Mediolanum SpA.....................................    41,608     316,219
    Parmalat SpA.......................................    80,329     265,465
    Pirelli & C. SpA...................................    51,127     762,469
    Prysmian SpA.......................................    33,580     714,054
*   Saipem SpA.........................................    44,656   1,040,128
    Salvatore Ferragamo SpA............................     9,142     251,452
    Snam SpA...........................................   313,016   1,845,192
#*  Telecom Italia SpA................................. 2,814,678   3,243,330
*   Telecom Italia SpA Sponsored ADR...................    80,065     913,542
    Tenaris SA.........................................     2,151      46,305
#   Tenaris SA ADR.....................................    37,841   1,626,028
    Terna Rete Elettrica Nazionale SpA.................   345,952   1,819,427
#   Tod's SpA..........................................     2,308     253,171
    UniCredit SpA......................................   917,593   7,158,251
    Unione di Banche Italiane SCPA.....................   248,727   2,047,747
#   UnipolSai SpA......................................   243,533     737,223
                                                                  -----------
TOTAL ITALY............................................            68,559,001
                                                                  -----------
JAPAN -- (17.3%)
    77 Bank, Ltd. (The)................................    81,000     421,739
#   ABC-Mart, Inc......................................     4,700     253,819
#   Advantest Corp.....................................     9,840     109,859
#   Advantest Corp. ADR................................    10,000     112,400
#   Aeon Co., Ltd......................................   321,500   3,609,839
    Aeon Mall Co., Ltd.................................     9,548     223,743
    Air Water, Inc.....................................    42,000     671,707
    Aisin Seiki Co., Ltd...............................    58,200   2,260,365
    Ajinomoto Co., Inc.................................   118,000   1,813,912
    Alfresa Holdings Corp..............................     8,700     519,395
#   Alps Electric Co., Ltd.............................    54,900     762,014
    Amada Co., Ltd.....................................    84,000     815,897
    ANA Holdings, Inc..................................   210,000     519,544
    Anritsu Corp.......................................    24,000     228,703
    Aoyama Trading Co., Ltd............................     6,300     160,537
#   Aozora Bank, Ltd...................................   212,000     720,394
    Asahi Glass Co., Ltd...............................   302,000   1,789,591
    Asahi Group Holdings, Ltd..........................    72,600   2,189,517
    Asahi Kasei Corp...................................   390,000   3,082,218
#   Asics Corp.........................................    28,300     600,596
#   Astellas Pharma, Inc...............................   405,275   5,495,773
    Autobacs Seven Co., Ltd............................     9,900     161,990
    Awa Bank, Ltd. (The)...............................    29,000     164,417
    Azbil Corp.........................................    10,400     261,682
    Bandai Namco Holdings, Inc.........................    35,300     893,401
#   Bank of Kyoto, Ltd. (The)..........................    80,000     726,690
    Bank of Yokohama, Ltd. (The).......................   281,000   1,598,927
#   Benesse Holdings, Inc..............................    15,700     591,448

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Bridgestone Corp................................... 125,000 $4,511,294
#   Brother Industries, Ltd............................  54,800    980,443
    Calbee, Inc........................................   9,400    279,153
    Calsonic Kansei Corp...............................  43,000    282,808
#   Canon Marketing Japan, Inc.........................  11,100    226,158
    Canon, Inc......................................... 154,000  5,038,148
#   Canon, Inc. Sponsored ADR..........................  68,804  2,256,083
#   Casio Computer Co., Ltd............................  46,400    780,697
#   Central Japan Railway Co...........................  24,800  3,522,142
    Century Tokyo Leasing Corp.........................   7,700    247,247
    Chiba Bank, Ltd. (The)............................. 195,000  1,419,499
#   Chiyoda Corp.......................................  28,000    331,521
*   Chubu Electric Power Co., Inc...................... 103,200  1,199,658
#   Chugai Pharmaceutical Co., Ltd.....................  43,400  1,444,478
    Chugoku Bank, Ltd. (The)...........................  45,000    691,388
#   Chugoku Electric Power Co., Inc. (The).............  51,000    678,077
    Citizen Holdings Co., Ltd..........................  77,600    616,990
    Coca-Cola East Japan Co., Ltd......................  15,500    414,283
    Coca-Cola West Co., Ltd............................  14,900    248,327
#*  COLOPL, Inc........................................   8,700    329,587
    COMSYS Holdings Corp...............................  24,700    457,179
    Cosmo Oil Co., Ltd................................. 128,000    256,581
#   Cosmos Pharmaceutical Corp.........................   1,700    208,329
#   Credit Saison Co., Ltd.............................  32,000    629,626
    Dai Nippon Printing Co., Ltd....................... 146,000  1,497,718
    Dai-ichi Life Insurance Co., Ltd. (The)............ 177,200  2,496,151
    Daicel Corp........................................  78,000    787,208
#   Daido Steel Co., Ltd...............................  82,000    383,187
#   Daihatsu Motor Co., Ltd............................  65,600  1,164,405
    Daiichi Sankyo Co., Ltd............................ 125,646  2,284,706
#   Daiichikosho Co., Ltd..............................   8,200    243,243
    Daikin Industries, Ltd.............................  43,800  3,008,138
#   Daikyo, Inc........................................  98,000    206,140
    Daito Trust Construction Co., Ltd..................  16,000  1,928,416
    Daiwa House Industry Co., Ltd...................... 119,000  2,415,607
    Daiwa Securities Group, Inc........................ 326,000  2,737,090
#   Dena Co., Ltd......................................  30,000    386,917
    Denki Kagaku Kogyo K.K............................. 113,000    422,143
    Denso Corp.........................................  88,800  4,095,951
    Dentsu, Inc........................................  40,100  1,588,203
    DIC Corp........................................... 292,000    668,972
    Disco Corp.........................................   5,700    368,125
#   DMG Mori Seiki Co., Ltd............................  18,200    231,403
#   Don Quijote Holdings Co., Ltd......................  12,400    670,020
    Dowa Holdings Co., Ltd.............................  75,200    699,734
    East Japan Railway Co..............................  57,200  4,582,123
    Ebara Corp.........................................  84,000    521,492
#   Eisai Co., Ltd.....................................  48,900  2,071,397
    Electric Power Development Co., Ltd................  16,900    544,471
    Exedy Corp.........................................   5,600    165,327
    Ezaki Glico Co., Ltd...............................   4,000     74,279
#   FamilyMart Co., Ltd................................  10,800    485,039
    FANUC Corp.........................................  35,700  6,170,041

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Fast Retailing Co., Ltd............................  10,500 $3,466,553
#   FP Corp............................................   3,400    115,368
    Fuji Electric Co., Ltd............................. 123,000    634,215
    Fuji Heavy Industries, Ltd......................... 119,586  3,410,268
    Fuji Media Holdings, Inc...........................  15,800    252,330
    FUJIFILM Holdings Corp.............................  96,300  2,748,963
    Fujitsu, Ltd....................................... 385,440  2,954,581
    Fukuoka Financial Group, Inc....................... 185,000    946,410
#   Fukuyama Transporting Co., Ltd.....................  29,000    162,580
#   Furukawa Electric Co., Ltd......................... 127,000    268,640
#   Glory, Ltd.........................................  14,900    496,786
#*  Gree, Inc..........................................  27,200    214,746
#   GS Yuasa Corp......................................  55,000    353,173
#   GungHo Online Entertainment, Inc...................  59,000    332,158
    Gunma Bank, Ltd. (The).............................  90,000    529,540
    H2O Retailing Corp.................................  33,000    273,415
    Hachijuni Bank, Ltd. (The)......................... 103,000    633,189
#   Hakuhodo DY Holdings, Inc..........................  47,200    495,549
    Hamamatsu Photonics K.K............................  16,700    785,010
    Hankyu Hanshin Holdings, Inc....................... 344,000  2,002,721
    Haseko Corp........................................  44,300    351,762
    Heiwa Corp.........................................   9,800    230,844
    Hikari Tsushin, Inc................................   3,800    278,211
    Hino Motors, Ltd...................................  52,000    719,109
    Hiroshima Bank, Ltd. (The)......................... 132,000    640,545
    HIS Co., Ltd.......................................   4,100    128,732
    Hisamitsu Pharmaceutical Co., Inc..................  11,500    458,088
    Hitachi Capital Corp...............................  17,900    477,070
#   Hitachi Chemical Co., Ltd..........................  25,900    455,579
#   Hitachi Construction Machinery Co., Ltd............  34,000    693,967
    Hitachi High-Technologies Corp.....................  10,665    286,087
#   Hitachi Metals, Ltd................................  39,000    634,193
    Hitachi Transport System, Ltd......................   8,415    127,330
#   Hitachi, Ltd....................................... 700,000  5,425,560
#   Hitachi, Ltd. ADR..................................  34,892  2,760,306
*   Hokkaido Electric Power Co., Inc...................  31,500    272,895
    Hokuhoku Financial Group, Inc...................... 250,000    513,298
    Hokuriku Electric Power Co.........................  36,600    473,992
    Honda Motor Co., Ltd............................... 190,377  6,627,225
    Honda Motor Co., Ltd. Sponsored ADR................ 132,783  4,631,471
    Horiba, Ltd........................................   3,800    132,554
#   Hoshizaki Electric Co., Ltd........................   6,500    330,944
#   House Foods Group, Inc.............................  16,300    293,880
    Hoya Corp..........................................  83,200  2,693,895
    Ibiden Co., Ltd....................................  34,800    695,375
    Idemitsu Kosan Co., Ltd............................  40,500    827,810
#   IHI Corp........................................... 301,000  1,391,971
    Inpex Corp......................................... 160,800  2,383,160
#   Isetan Mitsukoshi Holdings, Ltd....................  79,980    991,101
#   Isuzu Motors, Ltd.................................. 291,000  2,019,718
#   Ito En, Ltd........................................  10,400    253,461
    ITOCHU Corp........................................ 307,500  3,915,316
#   Itochu Techno-Solutions Corp.......................   5,900    263,859

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Iyo Bank, Ltd. (The)...............................    61,000 $  617,918
#   Izumi Co., Ltd.....................................    12,800    391,218
    J Front Retailing Co., Ltd.........................   119,800    807,265
    Japan Airlines Co., Ltd............................     7,100    392,186
    Japan Airport Terminal Co., Ltd....................     5,800    196,330
#   Japan Aviation Electronics Industry, Ltd...........     4,000     82,308
    Japan Exchange Group, Inc..........................    56,100  1,276,357
    Japan Steel Works, Ltd. (The)......................    76,000    326,578
#   Japan Tobacco, Inc.................................   216,900  7,627,835
#   JFE Holdings, Inc..................................   106,400  2,245,684
    JGC Corp...........................................    36,000  1,090,885
    Joyo Bank, Ltd. (The)..............................   157,000    835,336
#   JSR Corp...........................................    36,100    622,435
    JTEKT Corp.........................................    54,760    948,068
    JX Holdings, Inc...................................   471,870  2,426,403
    K's Holdings Corp..................................    10,139    289,867
#   Kagome Co., Ltd....................................    17,600    294,659
    Kagoshima Bank, Ltd. (The).........................    13,000     85,523
#   Kajima Corp........................................   173,000    804,460
#   Kakaku.com, Inc....................................    30,400    514,490
    Kaken Pharmaceutical Co., Ltd......................    13,000    290,470
    Kamigumi Co., Ltd..................................    67,000    640,799
    Kaneka Corp........................................    74,000    445,036
#*  Kansai Electric Power Co., Inc. (The)..............   113,400  1,035,813
#   Kansai Paint Co., Ltd..............................    40,000    670,306
    Kao Corp...........................................    99,900  4,108,308
#   Kawasaki Heavy Industries, Ltd.....................   360,000  1,400,440
#   Kawasaki Kisen Kaisha, Ltd.........................   288,000    613,966
#   KDDI Corp..........................................   112,800  6,484,068
#   Keihan Electric Railway Co., Ltd...................   126,000    548,253
    Keikyu Corp........................................    80,000    704,796
#   Keio Corp..........................................    97,000    773,685
    Keisei Electric Railway Co., Ltd...................    56,000    574,083
    Keiyo Bank, Ltd. (The).............................    43,000    216,706
    Kewpie Corp........................................    16,300    293,319
    Keyence Corp.......................................     8,651  3,768,757
#   Kikkoman Corp......................................    32,000    700,832
    Kinden Corp........................................    35,000    391,196
#   Kintetsu Corp......................................   291,280  1,060,655
    Kirin Holdings Co., Ltd............................   171,000  2,396,949
#   Kobayashi Pharmaceutical Co., Ltd..................     5,300    328,553
    Kobe Steel, Ltd.................................... 1,383,000  2,251,273
#   Koito Manufacturing Co., Ltd.......................    22,700    621,997
#   Komatsu, Ltd.......................................   185,300  4,109,455
    Komeri Co., Ltd....................................     5,000    116,836
#   Konami Corp........................................    20,500    475,942
    Konami Corp. ADR...................................     3,500     81,480
#   Konica Minolta, Inc................................   146,900  1,568,290
#   Kose Corp..........................................     6,390    265,790
#   Kubota Corp........................................   168,000  2,211,769
    Kubota Corp. Sponsored ADR.........................     8,151    542,286
    Kuraray Co., Ltd...................................    71,200    932,614
    Kurita Water Industries, Ltd.......................    27,000    620,414

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Kyocera Corp.......................................    42,800 $2,073,107
    Kyocera Corp. Sponsored ADR........................    21,658  1,029,621
    KYORIN Holdings, Inc...............................     5,400    111,265
    Kyowa Hakko Kirin Co., Ltd.........................    53,000    728,145
#*  Kyushu Electric Power Co., Inc.....................    63,200    701,738
    Lawson, Inc........................................    13,200    988,498
    Lintec Corp........................................     7,200    146,902
#   Lion Corp..........................................    47,000    273,444
    LIXIL Group Corp...................................    54,140  1,312,452
#   M3, Inc............................................    27,200    439,006
    Maeda Road Construction Co., Ltd...................     9,000    156,645
#   Makita Corp........................................    20,200  1,194,770
    Makita Corp. Sponsored ADR.........................     1,630     96,952
    Marubeni Corp......................................   332,000  2,333,308
#   Marui Group Co., Ltd...............................    58,400    563,519
#   Matsui Securities Co., Ltd.........................    34,300    321,902
    Matsumotokiyoshi Holdings Co., Ltd.................     5,200    170,757
#   Mazda Motor Corp...................................   107,800  2,590,140
#   McDonald's Holdings Co. Japan, Ltd.................    12,400    312,101
#   Medipal Holdings Corp..............................    26,100    328,930
    MEIJI Holdings Co., Ltd............................    15,356  1,100,663
#   Minebea Co., Ltd...................................    74,000    880,397
    Miraca Holdings, Inc...............................    14,400    666,431
    MISUMI Group, Inc..................................    17,100    544,971
    Mitsubishi Chemical Holdings Corp..................   668,990  2,927,913
#   Mitsubishi Corp....................................   290,000  6,110,839
    Mitsubishi Electric Corp...........................   361,000  4,765,754
    Mitsubishi Estate Co., Ltd.........................   237,000  5,795,379
#   Mitsubishi Gas Chemical Co., Inc...................    91,000    591,362
    Mitsubishi Heavy Industries, Ltd...................   591,000  3,852,512
#   Mitsubishi Logistics Corp..........................    26,000    394,205
#   Mitsubishi Materials Corp..........................   469,000  1,704,924
    Mitsubishi Motors Corp.............................   148,399  1,690,721
    Mitsubishi Shokuhin Co., Ltd.......................     1,100     26,780
    Mitsubishi Tanabe Pharma Corp......................    40,400    586,834
    Mitsubishi UFJ Financial Group, Inc................ 1,164,572  6,867,831
    Mitsubishi UFJ Financial Group, Inc. ADR........... 1,455,897  8,589,792
    Mitsui & Co., Ltd..................................   310,100  4,973,196
    Mitsui & Co., Ltd. Sponsored ADR...................     2,559    825,278
    Mitsui Chemicals, Inc..............................   231,000    622,744
    Mitsui Engineering & Shipbuilding Co., Ltd.........   114,000    232,009
    Mitsui Fudosan Co., Ltd............................   157,000  5,184,737
    Mitsui Mining & Smelting Co., Ltd..................   148,000    439,378
    Mitsui OSK Lines, Ltd..............................   307,000  1,137,510
    Mizuho Financial Group, Inc........................ 4,096,505  7,953,248
    Mizuho Financial Group, Inc. ADR...................   312,894  1,214,029
    Mochida Pharmaceutical Co., Ltd....................     1,600    109,180
    MS&AD Insurance Group Holdings, Inc................    98,095  2,232,873
    Murata Manufacturing Co., Ltd......................    39,600  3,774,881
#   Nabtesco Corp......................................    15,000    338,897
    Nagase & Co., Ltd..................................    27,100    332,845
    Nagoya Railroad Co., Ltd...........................   121,000    506,341
    Nankai Electric Railway Co., Ltd...................    98,000    464,477

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Nanto Bank, Ltd. (The).............................     2,000 $    8,244
    NEC Corp...........................................   817,546  3,156,430
    Nexon Co., Ltd.....................................    20,400    196,813
#   NGK Insulators, Ltd................................    55,000  1,301,318
    NGK Spark Plug Co., Ltd............................    34,000  1,016,513
#   NH Foods, Ltd......................................    32,000    655,059
    NHK Spring Co., Ltd................................    48,900    478,879
    Nichirei Corp......................................    34,000    161,267
#   Nidec Corp.........................................    23,200  1,510,939
#   Nidec Corp. ADR....................................    53,108    870,971
    Nifco, Inc.........................................     2,700     88,772
    Nihon Kohden Corp..................................     4,800    235,844
#   Nikon Corp.........................................    71,900  1,115,160
#   Nintendo Co., Ltd..................................    17,600  1,955,183
    Nippo Corp.........................................    15,000    262,395
    Nippon Electric Glass Co., Ltd.....................    82,500    462,204
    Nippon Express Co., Ltd............................   174,000    841,437
    Nippon Kayaku Co., Ltd.............................    33,000    418,320
#   Nippon Paint Co., Ltd..............................    28,000    645,166
#   Nippon Paper Industries Co., Ltd...................    25,500    445,835
    Nippon Shinyaku Co., Ltd...........................     3,000     85,661
#   Nippon Shokubai Co., Ltd...........................    38,000    487,091
#   Nippon Steel & Sumitomo Metal Corp................. 1,455,420  4,394,873
    Nippon Telegraph & Telephone Corp..................    60,400  4,010,817
    Nippon Telegraph & Telephone Corp. ADR.............    12,525    416,582
    Nippon Television Holdings, Inc....................    12,900    219,277
#   Nippon Yusen K.K...................................   515,000  1,475,593
#   Nipro Corp.........................................    26,900    230,209
    Nishi-Nippon City Bank, Ltd. (The).................   179,000    464,707
    Nishi-Nippon Railroad Co., Ltd.....................    41,000    164,862
    Nissan Chemical Industries, Ltd....................    26,900    493,109
    Nissan Motor Co., Ltd..............................   572,100  5,612,533
    Nissan Shatai Co., Ltd.............................    22,000    354,288
    Nisshin Seifun Group, Inc..........................    62,700    732,206
    Nisshin Steel Co., Ltd.............................    11,700    157,982
    Nisshinbo Holdings, Inc............................    29,000    292,707
    Nissin Foods Holdings Co., Ltd.....................    10,000    549,462
    Nitori Holdings Co., Ltd...........................    10,700    601,027
#   Nitto Denko Corp...................................    37,500  1,673,491
    NKSJ Holdings, Inc.................................    71,150  1,796,643
    NOK Corp...........................................    20,980    428,398
    Nomura Holdings, Inc...............................   378,900  2,392,211
    Nomura Holdings, Inc. ADR..........................   354,797  2,235,221
    Nomura Real Estate Holdings, Inc...................    37,700    700,468
    Nomura Research Institute, Ltd.....................    22,200    698,972
#   NSK, Ltd...........................................    97,000  1,364,619
    NTN Corp...........................................   164,000    790,383
    NTT Data Corp......................................    25,500    971,096
    NTT DOCOMO, Inc....................................   279,928  4,908,859
    NTT DOCOMO, Inc. Sponsored ADR.....................    51,866    909,211
#   NTT Urban Development Corp.........................    16,300    177,581
#   Obayashi Corp......................................   121,000    883,092
    Obic Co., Ltd......................................    14,300    507,639

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Odakyu Electric Railway Co., Ltd................... 107,000 $1,048,199
    Oji Holdings Corp.................................. 330,000  1,328,158
    OKUMA Corp.........................................  27,000    248,312
#*  Olympus Corp.......................................  46,200  1,662,451
#   Omron Corp.........................................  39,400  1,747,497
    Oracle Corp. Japan.................................   7,700    326,245
    Oriental Land Co., Ltd.............................   9,700  1,821,527
    Osaka Gas Co., Ltd................................. 289,000  1,202,034
    OSG Corp...........................................   9,900    171,537
#   Otsuka Corp........................................  11,800    537,648
#   Otsuka Holdings Co., Ltd...........................  48,800  1,553,928
    Panasonic Corp..................................... 323,589  4,034,645
    Panasonic Corp. Sponsored ADR...................... 108,991  1,375,466
    Park24 Co., Ltd....................................  18,900    346,728
    Pigeon Corp........................................   6,000    344,670
    Pola Orbis Holdings, Inc...........................   5,200    215,920
#   Rakuten, Inc....................................... 159,400  2,093,394
#   Resona Holdings, Inc............................... 452,300  2,520,476
#   Resorttrust, Inc...................................  15,100    311,866
    Ricoh Co., Ltd..................................... 230,000  2,632,927
#   Rinnai Corp........................................   5,500    500,747
    Rohm Co., Ltd......................................  17,900  1,009,120
    Rohto Pharmaceutical Co., Ltd......................  18,500    286,296
#   Ryohin Keikaku Co., Ltd............................   3,400    410,348
    Sankyo Co., Ltd....................................  13,000    505,868
    Sankyu, Inc........................................   7,000     34,085
#   Sanrio Co., Ltd....................................   9,900    285,332
    Santen Pharmaceutical Co., Ltd.....................  10,100    595,403
    Sanwa Holdings Corp................................  42,000    296,053
#   Sapporo Holdings, Ltd..............................  31,000    133,160
    Sawai Pharmaceutical Co., Ltd......................   6,700    379,722
    SBI Holdings, Inc..................................  65,950    769,411
    SCSK Corp..........................................   7,500    207,411
    Secom Co., Ltd.....................................  39,000  2,372,219
    Sega Sammy Holdings, Inc...........................  41,648    823,860
    Seiko Epson Corp...................................  26,700  1,142,917
    Seino Holdings Co., Ltd............................  35,000    376,292
    Sekisui Chemical Co., Ltd.......................... 127,000  1,522,787
#   Sekisui House, Ltd................................. 163,560  2,146,705
    Seven & I Holdings Co., Ltd........................ 139,676  5,812,697
#   Seven Bank, Ltd.................................... 122,700    492,399
#*  Sharp Corp......................................... 385,000  1,199,199
    Shiga Bank, Ltd. (The).............................  47,000    278,329
#*  Shikoku Electric Power Co., Inc....................  39,500    520,833
    Shimadzu Corp......................................  55,000    526,442
    Shimamura Co., Ltd.................................   3,600    357,008
    Shimano, Inc.......................................  12,800  1,494,281
    Shimizu Corp....................................... 118,000    903,827
#   Shin-Etsu Chemical Co., Ltd........................  80,800  5,124,995
#   Shinsei Bank, Ltd.................................. 392,000    828,893
    Shionogi & Co., Ltd................................  59,900  1,293,176
    Shiseido Co., Ltd..................................  74,900  1,476,197
    Shizuoka Bank, Ltd. (The).......................... 141,000  1,519,629

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Showa Denko K.K.................................... 454,000 $   660,428
    Showa Shell Sekiyu KK..............................  48,000     541,367
    SKY Perfect JSAT Holdings, Inc.....................  40,300     238,973
    SMC Corp...........................................   9,900   2,733,178
    Softbank Corp...................................... 196,700  14,140,419
    Sohgo Security Services Co., Ltd...................  10,300     233,985
    Sojitz Corp........................................ 317,800     540,554
#   Sony Corp.......................................... 162,300   2,958,037
#   Sony Corp. Sponsored ADR...........................  74,848   1,379,449
    Sony Financial Holdings, Inc.......................  29,400     481,496
    Sotetsu Holdings, Inc..............................  73,000     289,728
    Square Enix Holdings Co., Ltd......................  15,600     318,441
    Stanley Electric Co., Ltd..........................  28,800     746,993
    Start Today Co., Ltd...............................  10,500     278,169
    Sugi Holdings Co., Ltd.............................   7,100     304,369
#   Sumco Corp.........................................  32,100     295,505
    Sumitomo Chemical Co., Ltd......................... 694,000   2,637,910
    Sumitomo Corp...................................... 235,900   3,108,702
    Sumitomo Dainippon Pharma Co., Ltd.................  34,800     425,434
    Sumitomo Electric Industries, Ltd.................. 152,400   2,233,800
    Sumitomo Forestry Co., Ltd.........................  34,800     409,938
    Sumitomo Heavy Industries, Ltd..................... 115,000     562,030
    Sumitomo Metal Mining Co., Ltd..................... 124,000   2,065,745
    Sumitomo Mitsui Financial Group, Inc............... 280,940  11,452,370
    Sumitomo Mitsui Trust Holdings, Inc................ 684,210   2,977,481
    Sumitomo Osaka Cement Co., Ltd.....................  51,000     183,338
    Sumitomo Realty & Development Co., Ltd.............  64,000   2,642,444
    Sumitomo Rubber Industries, Ltd....................  54,300     786,497
    Sundrug Co., Ltd...................................   6,300     282,842
    Suruga Bank, Ltd...................................  32,000     623,957
    Suzuken Co., Ltd...................................  13,980     445,727
#   Suzuki Motor Corp..................................  68,700   2,292,519
    Sysmex Corp........................................  24,500     951,102
    T&D Holdings, Inc.................................. 180,800   2,269,144
    Tadano, Ltd........................................  22,000     382,209
    Taiheiyo Cement Corp............................... 258,000     998,924
    Taisei Corp........................................ 183,000   1,032,044
#   Taiyo Nippon Sanso Corp............................  50,000     438,455
    Takara Holdings, Inc...............................  23,000     211,383
#   Takashimaya Co., Ltd...............................  60,000     551,806
    Takata Corp........................................   6,800     135,275
    Takeda Pharmaceutical Co., Ltd..................... 148,000   6,750,644
    TDK Corp...........................................  36,800   1,765,336
    TDK Corp. Sponsored ADR............................   1,900      90,516
#   Teijin, Ltd........................................ 259,000     641,389
#   Terumo Corp........................................  53,600   1,215,382
    THK Co., Ltd.......................................  20,000     481,303
    Tobu Railway Co., Ltd.............................. 168,000     879,601
#   Toho Co., Ltd......................................  18,200     441,461
    Toho Gas Co., Ltd..................................  76,000     419,948
    Toho Holdings Co., Ltd.............................   7,100     134,043
    Tohoku Electric Power Co., Inc.....................  68,300     745,798
    Tokai Rika Co., Ltd................................   9,200     191,983

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Tokai Tokyo Financial Holdings, Inc................  42,100 $   293,138
    Tokio Marine Holdings, Inc......................... 138,400   4,352,232
#   Tokio Marine Holdings, Inc. ADR....................   4,182     131,921
    Tokyo Broadcasting System Holdings, Inc............   8,300      96,021
*   Tokyo Electric Power Co., Inc...................... 242,200     944,969
    Tokyo Electron, Ltd................................  32,800   2,142,607
    Tokyo Gas Co., Ltd................................. 392,000   2,239,376
    Tokyo Tatemono Co., Ltd............................  88,039     751,926
    Tokyu Corp......................................... 165,000   1,186,209
    Tokyu Fudosan Holdings Corp........................ 135,200   1,025,463
#   TonenGeneral Sekiyu K.K............................  42,000     366,802
#   Topcon Corp........................................  11,100     253,642
#   Toppan Printing Co., Ltd........................... 133,000   1,013,111
    Toray Industries, Inc.............................. 278,000   1,881,739
#   Toshiba Corp....................................... 799,000   3,553,676
    Toshiba TEC Corp...................................  40,000     262,369
    Tosoh Corp......................................... 163,000     715,190
    TOTO, Ltd..........................................  63,000     789,687
    Toyo Seikan Group Holdings, Ltd....................  34,700     540,428
#   Toyo Suisan Kaisha, Ltd............................  16,000     485,314
#   Toyo Tire & Rubber Co., Ltd........................  28,999     526,544
    Toyobo Co., Ltd.................................... 192,000     310,763
    Toyoda Gosei Co., Ltd..............................  27,400     556,455
#   Toyota Boshoku Corp................................  23,400     264,693
#   Toyota Motor Corp.................................. 348,100  20,551,828
    Toyota Motor Corp. Sponsored ADR................... 103,254  12,182,939
    Toyota Tsusho Corp.................................  85,581   2,379,214
    Trend Micro, Inc...................................  21,000     747,546
    Trend Micro, Inc. Sponsored ADR....................     777      27,762
    TS Tech Co., Ltd...................................  16,300     464,175
#   Tsumura & Co.......................................   9,000     216,376
    Tsuruha Holdings, Inc..............................   4,400     252,580
    Ube Industries, Ltd................................ 374,000     645,319
#   Unicharm Corp......................................  20,400   1,249,148
    United Arrows, Ltd.................................     800      31,331
    UNY Group Holdings Co., Ltd........................  44,100     262,155
    Ushio, Inc.........................................  18,500     220,799
    USS Co., Ltd.......................................  43,100     752,937
    Wacoal Holdings Corp...............................  27,000     285,218
#   West Japan Railway Co..............................  23,200   1,052,266
#   Yahoo Japan Corp................................... 302,200   1,367,376
#   Yakult Honsha Co., Ltd.............................  17,200     908,825
#   Yamada Denki Co., Ltd.............................. 236,800     840,459
    Yamaguchi Financial Group, Inc.....................  48,000     491,673
    Yamaha Corp........................................  30,200     460,184
#   Yamaha Motor Co., Ltd..............................  54,100     896,215
#   Yamato Holdings Co., Ltd...........................  60,900   1,268,590
    Yamato Kogyo Co., Ltd..............................   8,700     282,794
    Yamazaki Baking Co., Ltd...........................  24,000     303,776
#   Yaskawa Electric Corp..............................  34,000     443,114
    Yokogawa Electric Corp.............................  36,100     454,683
    Yokohama Rubber Co., Ltd. (The)....................  76,000     658,042
#   Zensho Holdings Co., Ltd...........................   6,000      60,201

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
JAPAN -- (Continued)
    Zeon Corp..........................................    65,000 $    641,972
                                                                  ------------
TOTAL JAPAN............................................            593,836,267
                                                                  ------------
NETHERLANDS -- (2.2%)
    Aegon NV(007924103)................................    22,940      186,273
#   Aegon NV(5927375)..................................   473,803    3,842,383
    Akzo Nobel NV......................................    58,141    4,187,523
    Akzo Nobel NV Sponsored ADR........................     5,988      144,371
    ArcelorMittal(B03XPL1).............................   153,265    2,327,320
#   ArcelorMittal(B295F26).............................   107,323    1,632,383
#   ASML Holding NV(B908F01)...........................    16,254    1,530,477
    ASML Holding NV(B929F46)...........................    49,663    4,683,704
    Delta Lloyd NV.....................................    21,049      486,206
    Fugro NV...........................................    15,891      611,903
#   Gemalto NV.........................................    17,175    1,677,427
    Heineken NV........................................    43,703    3,069,932
*   ING Groep NV.......................................   437,455    5,681,483
#*  ING Groep NV Sponsored ADR.........................   345,739    4,484,235
    Koninklijke Ahold NV...............................   274,295    4,782,690
    Koninklijke Ahold NV Sponsored ADR.................     7,679      134,152
    Koninklijke Boskalis Westminster NV................    27,909    1,490,584
    Koninklijke DSM NV.................................    32,455    2,242,098
*   Koninklijke KPN NV................................. 1,055,767    3,375,975
    Koninklijke Philips NV(500472303)..................    11,806      363,625
    Koninklijke Philips NV(5986622)....................   179,948    5,546,099
    Koninklijke Vopak NV...............................    17,996      833,034
    Randstad Holding NV................................    26,352    1,306,289
    Reed Elsevier NV...................................   104,979    2,363,128
    Reed Elsevier NV Sponsored ADR.....................    22,835    1,027,118
#   TNT Express NV.....................................    56,732      457,155
#   Unilever NV(904784709).............................    84,106    3,459,280
    Unilever NV(B12T3J1)...............................   246,381   10,140,057
    Wolters Kluwer NV..................................    88,828    2,461,095
    Ziggo NV...........................................    28,044    1,264,649
                                                                  ------------
TOTAL NETHERLANDS......................................             75,792,648
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   182,313      589,402
    Chorus, Ltd........................................    57,576       85,369
    Contact Energy, Ltd................................    65,243      306,376
    Fletcher Building, Ltd.............................   147,195    1,132,958
    Ryman Healthcare, Ltd..............................    27,430      187,978
    SKYCITY Entertainment Group, Ltd...................       403        1,283
    Telecom Corp. of New Zealand, Ltd..................   481,450    1,159,670
    TrustPower, Ltd....................................     8,019       48,599
*   Xero, Ltd..........................................     1,961       41,296
                                                                  ------------
TOTAL NEW ZEALAND......................................              3,552,931
                                                                  ------------
NORWAY -- (0.9%)
    Aker ASA Class A...................................     4,790      183,220
    Aker Solutions ASA.................................    35,662      526,303
*   Archer, Ltd........................................    31,266       48,277

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
#*  Det Norske Oljeselskap ASA.........................     9,362 $   103,106
    DNB ASA............................................   199,568   3,536,660
*   DNO ASA............................................    83,791     280,654
    Fred Olsen Energy ASA..............................     7,661     173,867
    Gjensidige Forsikring ASA..........................    34,121     657,918
    Golar LNG, Ltd.....................................     6,906     425,479
#   Kongsberg Gruppen A.S..............................     6,143     140,278
    Leroey Seafood Group ASA...........................     1,979      71,731
    Marine Harvest ASA.................................    60,248     819,522
    Norsk Hydro ASA....................................   326,174   1,933,747
    Norsk Hydro ASA Sponsored ADR......................    11,200      66,864
    Orkla ASA..........................................   149,735   1,355,338
    Petroleum Geo-Services ASA.........................    87,460     742,890
    Prosafe SE.........................................    36,219     269,730
    Salmar ASA.........................................     4,543      88,974
    Schibsted ASA......................................    14,887     718,683
#   Seadrill, Ltd.(B0HWHV8)............................    19,180     695,467
#   Seadrill, Ltd.(B09RMQ1)............................    53,292   1,914,634
    SpareBank 1 SR Bank ASA............................    19,271     176,680
    Statoil ASA........................................   199,072   5,688,397
#   Statoil ASA Sponsored ADR..........................    38,709   1,100,884
    Stolt-Nielsen, Ltd.................................       900      20,446
*   Storebrand ASA.....................................   115,259     640,391
    Subsea 7 SA........................................    76,437   1,275,996
    Telenor ASA........................................   139,490   3,210,089
    TGS Nopec Geophysical Co. ASA......................    16,183     458,976
    Yara International ASA.............................    38,653   1,766,148
                                                                  -----------
TOTAL NORWAY...........................................            29,091,349
                                                                  -----------
PORTUGAL -- (0.1%)
*   Banco Comercial Portugues SA.......................   182,073      26,003
#*  Banco Espirito Santo SA............................   513,592     137,857
    EDP - Energias de Portugal SA......................   394,091   1,845,561
    EDP Renovaveis SA..................................    56,011     394,944
    Galp Energia SGPS SA...............................   104,180   1,849,112
    Jeronimo Martins SGPS SA...........................    35,510     464,158
#   Portugal Telecom SGPS SA...........................   103,660     223,767
#   Portugal Telecom SGPS SA Sponsored ADR.............    20,300      44,254
                                                                  -----------
TOTAL PORTUGAL.........................................             4,985,656
                                                                  -----------
SINGAPORE -- (1.3%)
#   Biosensors International Group, Ltd................   152,000     103,186
    CapitaLand, Ltd....................................   605,750   1,669,263
    City Developments, Ltd.............................   108,000     912,150
    ComfortDelGro Corp., Ltd...........................   430,000     888,696
#   Cosco Corp. Singapore, Ltd.........................   132,000      75,361
    DBS Group Holdings, Ltd............................   364,612   5,312,151
    Ezion Holdings, Ltd................................   143,000     244,896
#   First Resources, Ltd...............................    91,000     164,188
#   Genting Hong Kong, Ltd.............................    83,000      33,542
#   Genting Singapore P.L.C............................ 1,300,000   1,386,179
    Global Logistic Properties, Ltd....................   500,000   1,113,083

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SINGAPORE -- (Continued)
    Golden Agri-Resources, Ltd......................... 1,745,000 $   744,925
    Great Eastern Holdings, Ltd........................    11,000     201,882
    GuocoLand, Ltd.....................................    58,000      98,471
    Hongkong Land Holdings, Ltd........................   189,000   1,291,831
    Hutchison Port Holdings Trust......................   953,000     709,024
    Jardine Cycle & Carriage, Ltd......................    26,339     978,753
    Keppel Corp., Ltd..................................   278,600   2,441,925
    Keppel Land, Ltd...................................   206,000     599,132
    M1, Ltd............................................    88,000     263,674
#*  Neptune Orient Lines, Ltd..........................   153,000     116,248
    Noble Group, Ltd................................... 1,108,000   1,254,292
*   OUE Hospitality Trust..............................        --          --
    OUE, Ltd...........................................    44,000      86,168
#   Oversea-Chinese Banking Corp., Ltd.................   512,311   4,088,705
    Petra Foods, Ltd...................................    32,000     100,954
    SATS, Ltd..........................................   173,736     417,784
    SembCorp Industries, Ltd...........................   232,320   1,017,346
#   SembCorp Marine, Ltd...............................   196,000     648,682
    SIA Engineering Co., Ltd...........................    32,000     118,900
    Singapore Airlines, Ltd............................   158,400   1,307,973
    Singapore Exchange, Ltd............................   171,000     964,680
    Singapore Post, Ltd................................   281,000     395,229
#   Singapore Press Holdings, Ltd......................   320,000   1,063,247
#   Singapore Technologies Engineering, Ltd............   315,000     956,641
    Singapore Telecommunications, Ltd.................. 1,635,650   5,319,955
    SMRT Corp., Ltd....................................   165,000     208,723
    StarHub, Ltd.......................................   125,000     425,845
#   Super Group, Ltd...................................    22,000      25,893
    United Industrial Corp., Ltd.......................    96,909     263,977
    United Overseas Bank, Ltd..........................   254,289   4,907,432
    UOL Group, Ltd.....................................   141,987     752,247
    Venture Corp., Ltd.................................    48,000     311,628
    Wilmar International, Ltd..........................   382,000     997,348
                                                                  -----------
TOTAL SINGAPORE........................................            44,982,209
                                                                  -----------
SPAIN -- (2.9%)
    Abertis Infraestructuras...........................     4,864     106,914
    Abertis Infraestructuras SA........................    97,296   2,132,488
    Acciona SA.........................................     7,527     617,251
    Acerinox SA........................................    23,737     395,033
    ACS Actividades de Construccion y Servicios SA.....    32,955   1,441,092
#   Amadeus IT Holding SA Class A......................    80,627   3,172,725
#   Banco Bilbao Vizcaya Argentaria SA.................   476,692   5,859,824
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   540,911   6,647,796
    Banco de Sabadell SA............................... 1,526,638   4,955,734
    Banco Popular Espanol SA...........................   532,365   3,248,794
    Banco Santander SA................................. 1,163,034  11,685,337
#   Banco Santander SA Sponsored ADR...................   742,744   7,405,159
*   Bankia SA..........................................   895,031   1,753,422
    Bankinter SA.......................................   200,716   1,733,108
    CaixaBank SA.......................................   384,411   2,311,542
    Distribuidora Internacional de Alimentacion SA.....   116,692     967,229
    Ebro Foods SA......................................        --           8

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SPAIN -- (Continued)
    Enagas SA..........................................    54,681 $ 1,819,213
#   Ferrovial SA.......................................    74,796   1,567,140
#   Gas Natural SDG SA.................................    74,037   2,274,620
    Grifols SA.........................................    27,243   1,229,690
#   Iberdrola SA....................................... 1,167,562   8,686,301
    Inditex SA.........................................   206,865   6,043,140
    Mapfre SA..........................................   449,680   1,729,638
*   Mediaset Espana Comunicacion SA....................    31,341     365,550
    Obrascon Huarte Lain SA............................     5,256     198,393
    Prosegur Cia de Seguridad SA.......................    26,700     180,127
    Red Electrica Corp. SA.............................    24,775   2,128,898
    Repsol SA..........................................   119,955   2,991,375
    Repsol SA Sponsored ADR............................    81,084   2,014,937
*   Sacyr SA...........................................         1           4
    Telefonica SA......................................   469,786   7,658,686
#   Telefonica SA Sponsored ADR........................   370,982   6,024,748
    Zardoya Otis SA....................................    30,859     471,991
                                                                  -----------
TOTAL SPAIN............................................            99,817,907
                                                                  -----------
SWEDEN -- (2.6%)
    Alfa Laval AB......................................    64,729   1,469,886
    Assa Abloy AB Class B..............................    67,110   3,297,472
    Atlas Copco AB Class A.............................   144,644   4,315,434
    Atlas Copco AB Class B.............................    82,978   2,239,314
#   BillerudKorsnas AB.................................    33,924     501,156
    Boliden AB.........................................    83,621   1,354,671
    Electrolux AB Series B.............................    61,650   1,529,045
#   Elekta AB Class B..................................    68,768     842,636
    Getinge AB Class B.................................    41,184   1,007,369
    Hennes & Mauritz AB Class B........................   192,130   7,854,550
    Hexagon AB Class B.................................    49,033   1,520,563
    Hexpol AB..........................................     1,713     143,904
    Holmen AB Class B..................................     5,800     195,330
    Husqvarna AB Class A...............................    12,600      99,157
    Husqvarna AB Class B...............................    78,695     620,702
    ICA Gruppen AB.....................................    16,276     506,126
*   Lundin Petroleum AB................................    46,131     826,837
    Meda AB Class A....................................    55,839     900,303
#   Millicom International Cellular SA.................    16,494   1,403,330
    Modern Times Group AB Class B......................     8,337     324,774
    NCC AB Class B.....................................    28,020     875,543
    Nibe Industrier AB Class B.........................    17,567     470,294
    Nordea Bank AB.....................................   636,373   8,534,253
#   Ratos AB Class B...................................    43,167     352,187
    Saab AB Class B....................................     8,215     224,538
#   Sandvik AB.........................................   291,871   3,671,455
#   Securitas AB Class B...............................   111,844   1,300,381
    Skandinaviska Enskilda Banken AB Class A...........   321,475   4,303,575
    Skanska AB Class B.................................    82,736   1,719,132
    SKF AB Class B.....................................    92,282   2,175,286
#*  SSAB AB Class A....................................    34,790     335,849
#*  SSAB AB Class B....................................    10,905      95,599
    Svenska Cellulosa AB Class A.......................     5,862     145,493

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Svenska Cellulosa AB Class B....................... 116,858 $ 2,877,749
    Svenska Handelsbanken AB Class A................... 105,273   5,069,989
    Svenska Handelsbanken AB Class B...................     378      17,368
    Swedbank AB Class A................................ 188,752   4,835,376
    Swedish Match AB...................................  42,076   1,377,296
#*  Swedish Orphan Biovitrum AB........................  12,618     151,701
    Tele2 AB Class B................................... 134,492   1,640,729
    Telefonaktiebolaget LM Ericsson Class A............  14,581     171,448
    Telefonaktiebolaget LM Ericsson Class B............ 568,712   7,081,532
#   Telefonaktiebolaget LM Ericsson Sponsored ADR......  44,578     554,105
    TeliaSonera AB..................................... 493,711   3,697,760
    Trelleborg AB Class B..............................  58,951   1,129,009
    Volvo AB Class A...................................  79,048     987,032
    Volvo AB Class B................................... 285,015   3,479,665
    Volvo AB Sponsored ADR.............................  14,500     178,205
                                                                -----------
TOTAL SWEDEN...........................................          88,405,108
                                                                -----------
SWITZERLAND -- (7.1%)
    ABB, Ltd........................................... 268,780   6,181,366
#   ABB, Ltd. Sponsored ADR............................ 175,582   4,038,386
    Actelion, Ltd......................................  21,676   2,603,414
    Adecco SA..........................................  38,682   2,893,357
    Aryzta AG..........................................  27,575   2,494,173
    Baloise Holding AG.................................  12,700   1,529,146
    Banque Cantonale Vaudoise..........................     538     286,510
    Barry Callebaut AG.................................     586     720,560
    Cie Financiere Richemont SA........................  99,748   9,465,309
    Clariant AG........................................ 154,039   2,867,726
    Credit Suisse Group AG............................. 232,335   6,302,727
    Credit Suisse Group AG Sponsored ADR...............  71,274   1,931,525
#   DKSH Holding AG....................................   4,835     348,891
#*  Dufry AG...........................................   7,179   1,229,416
    EMS-Chemie Holding AG..............................   1,605     691,583
#   Galenica AG........................................   1,155   1,039,976
    Geberit AG.........................................   8,628   2,891,034
    Givaudan SA........................................   1,757   2,873,734
    Holcim, Ltd........................................  60,748   4,860,840
    Julius Baer Group, Ltd.............................  55,844   2,369,020
    Kuehne + Nagel International AG....................  11,330   1,510,944
    Lindt & Spruengli AG...............................      22   1,371,160
    Lonza Group AG.....................................  12,339   1,368,316
    Nestle SA.......................................... 628,477  46,532,439
    Novartis AG........................................ 296,598  25,803,609
    Novartis AG ADR....................................  87,725   7,626,811
    OC Oerlikon Corp. AG...............................  47,466     640,568
    Partners Group Holding AG..........................   3,610     904,938
    PSP Swiss Property AG..............................   2,517     222,520
    Roche Holding AG(7108918)..........................   5,465   1,559,097
    Roche Holding AG(7110388).......................... 151,260  43,896,495
    Schindler Holding AG...............................   4,306     637,811
    SGS SA.............................................   1,254   2,731,767
    Sika AG............................................     503   1,956,677
    Sonova Holding AG..................................   9,165   1,421,988

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
    Sulzer AG..........................................     6,198 $    819,581
    Swatch Group AG (The)(7184725).....................     8,530    4,548,898
    Swatch Group AG (The)(7184736).....................    11,621    1,163,688
    Swiss Life Holding AG..............................     7,845    1,814,143
    Swiss Re AG........................................    92,300    7,846,192
    Swisscom AG........................................     5,358    2,974,764
    Syngenta AG........................................     9,824    3,480,190
#   Syngenta AG ADR....................................    37,300    2,646,062
    UBS AG(H89231338)..................................   124,245    2,133,287
    UBS AG(B18YFJ4)....................................   640,816   11,010,197
    Zurich Insurance Group AG..........................    32,332    9,392,759
                                                                  ------------
TOTAL SWITZERLAND......................................            243,633,594
                                                                  ------------
UNITED KINGDOM -- (17.1%)
    Aberdeen Asset Management P.L.C....................   262,576    1,822,909
    Admiral Group P.L.C................................    38,462      943,731
    Aggreko P.L.C......................................    83,523    2,418,709
    AMEC P.L.C.........................................    79,156    1,515,264
    Anglo American P.L.C...............................   428,131   11,497,869
    Antofagasta P.L.C..................................   126,055    1,715,299
    ARM Holdings P.L.C.................................   157,970    2,248,934
    ARM Holdings P.L.C. Sponsored ADR..................    34,545    1,477,144
    Ashmore Group P.L.C................................    41,357      245,872
    Ashtead Group P.L.C................................   102,705    1,540,641
    Associated British Foods P.L.C.....................    74,044    3,466,136
    AstraZeneca P.L.C..................................   135,231    9,874,083
    AstraZeneca P.L.C. Sponsored ADR...................   119,803    8,720,460
    Aviva P.L.C........................................   949,163    8,032,562
    Aviva P.L.C. Sponsored ADR.........................    15,032      254,642
    Babcock International Group P.L.C..................   129,978    2,402,119
    BAE Systems P.L.C..................................   858,034    6,183,808
    Barclays P.L.C.....................................   937,372    3,553,285
    Barclays P.L.C. Sponsored ADR......................   551,129    8,366,138
    Barratt Developments P.L.C.........................   239,219    1,403,375
    Berkeley Group Holdings P.L.C......................    20,510      844,337
    BG Group P.L.C.....................................   637,847   12,577,856
    BG Group P.L.C. Sponsored ADR......................    56,914    1,131,450
    BHP Billiton P.L.C.................................   127,971    4,365,346
#   BHP Billiton P.L.C. ADR............................   135,409    9,229,477
    BP P.L.C...........................................   485,723    3,955,602
    BP P.L.C. Sponsored ADR............................   567,667   27,798,653
    British American Tobacco P.L.C.....................   285,586   16,730,304
    British American Tobacco P.L.C. Sponsored ADR......    43,359    5,090,347
    British Sky Broadcasting Group P.L.C...............   219,297    3,246,011
#   British Sky Broadcasting Group P.L.C. Sponsored ADR       647       38,497
    BT Group P.L.C..................................... 1,129,438    7,394,311
#   BT Group P.L.C. Sponsored ADR......................    35,602    2,332,643
    Bunzl P.L.C........................................    61,814    1,656,826
    Burberry Group P.L.C...............................    92,247    2,193,499
*   Cairn Energy P.L.C.................................        --            1
    Capita P.L.C.......................................   138,585    2,806,123
    Carnival P.L.C.....................................    33,012    1,189,180
#   Carnival P.L.C. ADR................................    19,088      689,649

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Centrica P.L.C..................................... 1,313,344 $ 6,843,124
    Cobham P.L.C.......................................   265,667   1,310,808
    Coca-Cola HBC AG...................................     8,073     189,139
    Coca-Cola HBC AG ADR...............................    27,952     652,117
    Compass Group P.L.C................................   364,585   5,940,757
    Croda International P.L.C..........................    24,141     853,763
    Daily Mail & General Trust P.L.C...................    23,494     331,225
    Diageo P.L.C.......................................   160,103   4,808,265
    Diageo P.L.C. Sponsored ADR........................    84,093  10,109,660
    Direct Line Insurance Group P.L.C..................   147,410     707,596
    easyJet P.L.C......................................    43,766     953,889
    Experian P.L.C.....................................   209,203   3,579,613
    Fresnillo P.L.C....................................    42,695     667,307
    Friends Life Group, Ltd............................   369,072   2,063,947
    G4S P.L.C..........................................   499,532   2,113,801
    GKN P.L.C..........................................   532,652   3,064,701
    GlaxoSmithKline P.L.C..............................   528,451  12,734,999
#   GlaxoSmithKline P.L.C. Sponsored ADR...............   229,916  11,121,037
    Glencore P.L.C..................................... 1,700,077  10,272,928
    Hargreaves Lansdown P.L.C..........................    36,360     626,861
    Hikma Pharmaceuticals P.L.C........................     6,298     190,838
    HSBC Holdings P.L.C................................ 1,656,444  17,758,594
#   HSBC Holdings P.L.C. Sponsored ADR.................   376,440  20,098,131
    ICAP P.L.C.........................................   101,460     593,351
    IMI P.L.C..........................................    50,232   1,198,078
    Imperial Tobacco Group P.L.C.......................   154,581   6,692,419
    Imperial Tobacco Group P.L.C. ADR..................    19,700   1,710,945
    Informa P.L.C......................................   111,055     911,236
    Inmarsat P.L.C.....................................    46,408     569,215
    InterContinental Hotels Group P.L.C................    52,019   2,110,433
*   International Consolidated Airlines Group SA.......   242,113   1,345,817
    Intertek Group P.L.C...............................    32,100   1,385,919
    Investec P.L.C.....................................   143,706   1,242,976
    ITV P.L.C..........................................   778,718   2,733,432
    J Sainsbury P.L.C..................................   334,995   1,765,714
    John Wood Group P.L.C..............................    72,050     908,179
    Johnson Matthey P.L.C..............................    59,496   2,964,511
*   Kazakhmys P.L.C....................................    51,525     281,257
    Kingfisher P.L.C...................................   529,673   2,675,312
    Legal & General Group P.L.C........................ 1,200,837   4,737,381
*   Lloyds Banking Group P.L.C......................... 6,055,390   7,549,098
#*  Lloyds Banking Group P.L.C. ADR....................   819,492   4,113,850
    London Stock Exchange Group P.L.C..................    49,992   1,630,685
    Man Group P.L.C....................................   323,056     645,680
    Marks & Spencer Group P.L.C........................   378,026   2,736,341
    Meggitt P.L.C......................................   200,752   1,718,949
    Melrose Industries P.L.C...........................   226,842   1,004,770
    Mondi P.L.C........................................   113,521   1,988,203
    National Grid P.L.C................................   298,564   4,252,515
#   National Grid P.L.C. Sponsored ADR.................    64,610   4,638,351
    Next P.L.C.........................................    33,367   3,808,239
    Old Mutual P.L.C................................... 1,522,892   5,009,963
    Pearson P.L.C......................................   111,757   2,149,631

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Pearson P.L.C. Sponsored ADR.......................    47,347 $   909,536
    Pennon Group P.L.C.................................    63,747     874,578
    Persimmon P.L.C....................................    71,301   1,501,706
    Petrofac, Ltd......................................    81,927   1,509,777
    Prudential P.L.C...................................   357,167   8,209,074
#   Prudential P.L.C. ADR..............................    67,278   3,093,442
    Randgold Resources, Ltd............................    15,527   1,336,981
    Reckitt Benckiser Group P.L.C......................   127,159  11,225,268
    Reed Elsevier P.L.C................................   130,874   2,103,898
#   Reed Elsevier P.L.C. Sponsored ADR.................    25,323   1,633,080
    Rexam P.L.C........................................   238,739   2,012,540
    Rio Tinto P.L.C....................................   150,148   8,581,561
#   Rio Tinto P.L.C. Sponsored ADR.....................   106,931   6,126,077
    Rolls-Royce Holdings P.L.C.........................   442,168   7,718,640
*   Royal Bank of Scotland Group P.L.C.................   390,043   2,324,831
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..    25,196     299,328
    Royal Dutch Shell P.L.C. ADR(780259107)............   236,955  20,411,304
    Royal Dutch Shell P.L.C. ADR(780259206)............   214,807  17,577,657
    Royal Dutch Shell P.L.C. Class A(B03MLX2)..........    11,408     469,050
    Royal Dutch Shell P.L.C. Class A(B09CBL4)..........    45,507   1,871,346
    RSA Insurance Group P.L.C..........................   232,475   1,797,260
    SABMiller P.L.C....................................   177,232   9,650,563
    Sage Group P.L.C. (The)............................   322,404   2,002,457
    Schroders P.L.C.(0239581)..........................    10,724     334,749
    Schroders P.L.C.(0240549)..........................    23,137     929,632
    Severn Trent P.L.C.................................    50,696   1,653,850
    Shire P.L.C........................................    58,511   4,815,943
    Shire P.L.C. ADR...................................    18,687   4,606,346
    Smith & Nephew P.L.C...............................   138,654   2,386,194
#   Smith & Nephew P.L.C. Sponsored ADR................    12,975   1,116,758
    Smiths Group P.L.C.................................   118,638   2,545,776
*   Sports Direct International P.L.C..................    45,572     512,062
    SSE P.L.C..........................................   222,914   5,474,538
    St James's Place P.L.C.............................   153,804   1,879,932
    Standard Chartered P.L.C...........................   439,931   9,123,183
    Standard Life P.L.C................................   469,495   2,958,412
    Tate & Lyle P.L.C..................................   102,619   1,077,353
    Taylor Wimpey P.L.C................................   797,030   1,489,783
    Tesco P.L.C........................................ 1,584,008   6,872,567
    Travis Perkins P.L.C...............................    59,354   1,671,233
    TUI Travel P.L.C...................................   125,087     763,559
    Tullow Oil P.L.C...................................   145,530   1,784,275
    Unilever P.L.C.....................................    86,045   3,717,703
    Unilever P.L.C. Sponsored ADR......................   170,265   7,360,556
    United Utilities Group P.L.C.......................   143,990   2,158,195
#   United Utilities Group P.L.C. ADR..................     5,177     155,672
    Vedanta Resources P.L.C............................    26,516     467,790
    Vodafone Group P.L.C............................... 1,865,884   6,213,563
    Vodafone Group P.L.C. Sponsored ADR................   316,816  10,524,640
    Weir Group P.L.C. (The)............................    62,209   2,684,986
    Whitbread P.L.C....................................    41,006   2,969,463
    William Hill P.L.C.................................   177,809   1,053,934
    WM Morrison Supermarkets P.L.C.....................   507,052   1,439,166

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
UNITED KINGDOM -- (Continued)
      Wolseley P.L.C.................................     59,308 $    3,087,695
#     Wolseley P.L.C. ADR............................     17,864         92,806
      WPP P.L.C......................................    230,706      4,592,560
#     WPP P.L.C. Sponsored ADR.......................     15,674      1,559,406
                                                                 --------------
TOTAL UNITED KINGDOM.................................               586,332,876
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,115,425,078
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE...................     19,267      1,800,870
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15....................          3             17
*     Peugeot SA Warrants 04/29/17...................     66,118        158,035
                                                                 --------------
TOTAL FRANCE.........................................                   158,052
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14....................  1,163,033        239,865
*     Zardoya Otis SA Rights 08/06/14................     30,859         18,892
                                                                 --------------
TOTAL SPAIN..........................................                   258,757
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   416,809
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund................. 26,935,996    311,649,470
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,713,473,005)^^............................            $3,429,292,227
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  7,509,181 $  214,086,370   --    $  221,595,551
   Austria..................       46,128      8,176,415   --         8,222,543
   Belgium..................    3,625,061     30,816,028   --        34,441,089
   Canada...................  315,379,398             --   --       315,379,398
   Denmark..................    5,367,358     40,190,570   --        45,557,928
   Finland..................    1,782,062     28,086,937   --        29,868,999
   France...................   15,876,351    252,957,766   --       268,834,117
   Germany..................   21,182,966    214,757,967   --       235,940,933
   Hong Kong................    1,344,438     89,344,725   --        90,689,163
   Ireland..................    2,142,498      7,793,611   --         9,936,109
   Israel...................    8,910,654      7,059,048   --        15,969,702
   Italy....................    6,332,700     62,226,301   --        68,559,001
   Japan....................   41,759,736    552,076,531   --       593,836,267
   Netherlands..............   12,961,914     62,830,734   --        75,792,648
   New Zealand..............           --      3,552,931   --         3,552,931
   Norway...................    2,288,694     26,802,655   --        29,091,349
   Portugal.................       44,254      4,941,402   --         4,985,656
   Singapore................           --     44,982,209   --        44,982,209
   Spain....................   22,092,640     77,725,267   --        99,817,907
   Sweden...................      732,310     87,672,798   --        88,405,108
   Switzerland..............   18,376,071    225,257,523   --       243,633,594
   United Kingdom...........  193,039,799    393,293,077   --       586,332,876
Preferred Stocks
   Germany..................           --      1,800,870   --         1,800,870
Rights/Warrants
   France...................           --        158,052   --           158,052
   Spain....................           --        258,757   --           258,757
Securities Lending
  Collateral................           --    311,649,470   --       311,649,470
                             ------------ --------------   --    --------------
TOTAL....................... $680,794,213 $2,748,498,014   --    $3,429,292,227
                             ============ ==============   ==    ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (90.3%)

AUSTRALIA -- (6.0%)
#*  Acrux, Ltd.........................................    51,372 $    86,117
    Adelaide Brighton, Ltd.............................   995,101   3,355,934
*   Aditya Birla Minerals, Ltd.........................   222,001      57,655
*   AED Oil, Ltd.......................................   237,059          --
    AGL Energy, Ltd....................................   187,353   2,553,797
    Ainsworth Game Technology, Ltd.....................   138,444     481,150
*   AJ Lucas Group, Ltd................................    37,498      26,776
*   Alcyone Resources, Ltd.............................   103,559          96
*   Alkane Resources, Ltd..............................    65,640      16,377
#   ALS, Ltd...........................................   384,648   2,757,945
#   Altium, Ltd........................................     4,383      10,071
*   Alumina, Ltd....................................... 3,302,399   4,855,168
*   Alumina, Ltd. Sponsored ADR........................   468,068   2,726,496
#   Amalgamated Holdings, Ltd..........................   165,531   1,460,474
#   Amcom Telecommunications, Ltd......................   322,733     611,085
    Amcor, Ltd.........................................   593,038   5,676,135
    Amcor, Ltd. Sponsored ADR..........................    30,507   1,177,723
    AMP, Ltd........................................... 2,226,805  11,240,674
    Ansell, Ltd........................................   112,139   1,968,675
#*  Antares Energy, Ltd................................   247,581     135,739
    AP Eagers, Ltd.....................................    58,625     314,653
    APA Group..........................................   711,100   4,908,566
*   APN News & Media, Ltd.............................. 1,204,518     874,767
#*  Aquarius Platinum, Ltd.............................   898,617     373,897
#   ARB Corp., Ltd.....................................    70,754     798,481
    Aristocrat Leisure, Ltd............................   635,064   3,331,400
    Arrium, Ltd........................................ 3,206,297   2,409,168
    Asciano, Ltd....................................... 1,064,660   5,909,919
*   ASG Group, Ltd.....................................   144,688      64,033
    ASX, Ltd...........................................   161,346   5,388,415
*   Atlantic, Ltd......................................    34,067       4,147
#   Atlas Iron, Ltd.................................... 1,941,212   1,128,927
    Aurizon Holdings, Ltd..............................   646,911   2,986,922
#   Ausdrill, Ltd......................................   512,471     512,507
#   Ausenco, Ltd.......................................   234,794     130,498
*   Austal, Ltd........................................   211,149     231,859
    Austbrokers Holdings, Ltd..........................    33,730     312,653
#   Austin Engineering, Ltd............................    51,043      77,802
    Australia & New Zealand Banking Group, Ltd......... 1,174,816  36,679,634
#*  Australian Agricultural Co., Ltd...................   672,626     773,876
    Australian Infrastructure Fund, Ltd................   602,974       2,802
    Australian Pharmaceutical Industries, Ltd..........   476,014     264,121
#   Automotive Holdings Group, Ltd.....................   524,814   1,885,788
#   Aveo Group.........................................   400,583     797,156
*   AVJennings, Ltd....................................   200,265     106,942
*   AWE, Ltd........................................... 1,224,379   2,048,336
    Bank of Queensland, Ltd............................   614,585   7,092,946
    BC Iron, Ltd.......................................   207,067     644,485
    Beach Energy, Ltd.................................. 3,114,091   4,844,435
*   Beadell Resources, Ltd.............................   898,405     427,524
    Bega Cheese, Ltd...................................    40,227     181,094

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Bendigo and Adelaide Bank, Ltd.....................   816,757 $ 9,609,304
    Bentham IMF, Ltd...................................    12,350      24,173
    BHP Billiton, Ltd.................................. 1,324,489  47,027,868
    BHP Billiton, Ltd. Sponsored ADR...................   451,941  32,128,486
*   Billabong International, Ltd.......................   904,642     446,173
    Blackmores, Ltd....................................     4,058     107,036
*   BlueScope Steel, Ltd............................... 1,080,710   6,210,987
#*  Boart Longyear, Ltd................................   770,525     129,903
*   Boom Logistics, Ltd................................   320,214      44,042
    Boral, Ltd......................................... 1,356,672   6,673,709
#   Bradken, Ltd.......................................   342,676   1,424,095
    Brambles, Ltd......................................   698,936   6,050,761
#   Breville Group, Ltd................................   108,331     830,550
    Brickworks, Ltd....................................    54,440     721,266
    BT Investment Management, Ltd......................    71,588     442,826
#   Cabcharge Australia, Ltd...........................   303,654   1,290,782
    Caltex Australia, Ltd..............................   200,343   4,557,779
#   Cardno, Ltd........................................   196,807   1,140,015
*   Carnarvon Petroleum, Ltd...........................   856,412      66,528
#   carsales.com, Ltd..................................   262,324   2,770,162
#   Cash Converters International, Ltd.................   551,922     571,975
    Cedar Woods Properties, Ltd........................    10,373      72,559
*   Centrebet International, Ltd. Claim Units..........    22,005          --
    Challenger, Ltd....................................   491,725   3,641,453
*   ChemGenex Pharmaceuticals, Ltd.....................     6,842          --
*   Citigold Corp., Ltd................................   806,483      14,215
#*  Coal of Africa, Ltd................................   400,214      28,391
#   Coca-Cola Amatil, Ltd..............................   239,638   2,043,689
#   Cochlear, Ltd......................................    47,775   2,805,053
*   Cockatoo Coal, Ltd................................. 2,245,523      56,497
#   Codan, Ltd.........................................    44,929      31,267
*   Coffey International, Ltd..........................   136,278      32,003
    Commonwealth Bank of Australia.....................   385,810  29,757,416
*   Compass Resources, Ltd.............................    18,720          --
    Computershare, Ltd.................................   240,462   2,901,852
    Corporate Travel Management, Ltd...................     4,453      26,980
    Coventry Group, Ltd................................    13,156      40,179
#   Credit Corp. Group, Ltd............................    45,692     373,274
#   Crowe Horwath Australasia, Ltd.....................   240,888      91,781
    Crown Resorts, Ltd.................................   167,422   2,505,331
    CSG, Ltd...........................................    86,778      80,863
    CSL, Ltd...........................................   177,165  11,037,999
    CSR, Ltd........................................... 1,248,691   4,342,759
*   Cue Energy Resources, Ltd..........................   287,579      35,864
    Data#3, Ltd........................................    39,367      29,757
    David Jones, Ltd................................... 1,063,961   3,945,068
#   Decmil Group, Ltd..................................   275,608     504,803
*   Devine, Ltd........................................   109,847     116,481
#   Domino's Pizza Enterprises, Ltd....................    54,791   1,089,257
    Downer EDI, Ltd.................................... 1,091,909   4,870,239
#*  Drillsearch Energy, Ltd............................ 1,045,038   1,582,796
    DuluxGroup, Ltd....................................   628,871   3,192,575
#   DWS, Ltd...........................................    57,318      68,272

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Echo Entertainment Group, Ltd...................... 1,356,942 $ 4,156,901
#*  Elders, Ltd........................................   974,226     211,185
*   Emeco Holdings, Ltd................................ 1,092,630     219,209
*   Energy Resources of Australia, Ltd.................   254,565     316,251
#*  Energy World Corp., Ltd............................ 1,142,002     368,988
    Envestra, Ltd...................................... 1,308,457   1,573,157
    Equity Trustees, Ltd...............................     2,395      45,725
    ERM Power, Ltd.....................................   188,693     356,157
*   Eservglobal, Ltd...................................    76,359      50,659
    Euroz, Ltd.........................................    69,509      83,094
#   Evolution Mining, Ltd..............................   503,288     358,919
    Fairfax Media, Ltd................................. 2,330,963   1,834,682
    Fantastic Holdings, Ltd............................       975       1,436
#*  FAR, Ltd........................................... 2,438,534      88,968
    Finbar Group, Ltd..................................     2,330       3,655
#   Fleetwood Corp., Ltd...............................    83,044     167,363
#   Flight Centre Travel Group, Ltd....................    50,197   2,189,852
*   Flinders Mines, Ltd................................   166,568       3,245
*   Focus Minerals, Ltd................................ 5,795,439      62,916
*   Forge Group, Ltd...................................    76,644          --
#   Fortescue Metals Group, Ltd........................ 1,809,710   8,113,355
    Funtastic, Ltd.....................................   204,519      14,738
#   G8 Education, Ltd..................................    48,527     221,534
    Goodman Fielder, Ltd............................... 3,476,238   2,066,223
    GrainCorp, Ltd. Class A............................   363,514   2,922,218
#   Grange Resources, Ltd..............................   460,396      69,934
#   Greencross, Ltd....................................    11,860     113,938
*   Gryphon Minerals, Ltd..............................   427,238      76,239
#   GUD Holdings, Ltd..................................   215,919   1,488,543
#*  Gunns, Ltd......................................... 1,359,648          --
#   GWA Group, Ltd.....................................   443,889   1,198,936
#   Harvey Norman Holdings, Ltd........................   966,823   2,743,332
    HFA Holdings, Ltd..................................   133,879     172,798
    Hills, Ltd.........................................   397,600     670,448
#*  Horizon Oil, Ltd................................... 1,463,538     507,100
*   Icon Energy, Ltd...................................   357,233      42,936
#   iiNET, Ltd.........................................   227,480   1,592,306
#   Iluka Resources, Ltd...............................   517,817   4,195,203
#   Imdex, Ltd.........................................   336,336     200,607
#   Incitec Pivot, Ltd................................. 2,835,458   7,759,636
    Independence Group NL..............................   328,201   1,457,466
*   Indophil Resources NL..............................   172,218      33,996
*   Infigen Energy.....................................   693,403     146,996
    Infomedia, Ltd.....................................    80,383      63,961
    Insurance Australia Group, Ltd..................... 2,879,901  16,760,668
    Integrated Research, Ltd...........................    42,144      44,057
    Invocare, Ltd......................................   161,132   1,570,694
#   IOOF Holdings, Ltd.................................   393,020   3,155,343
#   Iress, Ltd.........................................   135,090   1,086,249
#   James Hardie Industries P.L.C......................   246,484   3,060,997
#   James Hardie Industries P.L.C. Sponsored ADR.......     8,092     508,258
#   JB Hi-Fi, Ltd......................................   169,582   3,119,846
*   Kagara, Ltd........................................   743,096          --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
*   Kangaroo Resources, Ltd............................   157,028 $     1,329
#*  Kingsgate Consolidated, Ltd........................   427,539     357,928
*   Kingsrose Mining, Ltd..............................    76,233      39,179
*   Lednium, Ltd.......................................    21,998          --
#   Leighton Holdings, Ltd.............................    95,088   1,933,877
    Lend Lease Group...................................   547,047   6,826,697
#*  Lonestar Resources, Ltd............................   234,309     122,780
    Lycopodium, Ltd....................................     6,626      13,534
#   M2 Telecommunications Group, Ltd...................   191,828   1,076,849
    MACA, Ltd..........................................   114,921     218,763
*   Macmahon Holdings, Ltd............................. 1,841,800     195,442
    Macquarie Atlas Roads Group........................   175,421     543,338
    Macquarie Group, Ltd...............................   232,845  12,461,765
#   Magellan Financial Group, Ltd......................    56,788     612,829
*   Marion Energy, Ltd.................................    11,995         123
*   Matrix Composites & Engineering, Ltd...............    24,634      23,603
    MaxiTRANS Industries, Ltd..........................   182,505     180,104
*   Mayne Pharma Group, Ltd............................   342,624     274,355
    McMillan Shakespeare, Ltd..........................    58,919     514,689
    McPherson's, Ltd...................................    69,593      79,842
*   Medusa Mining, Ltd.................................    72,927     110,859
    Melbourne IT, Ltd..................................   123,857     186,610
#   Mermaid Marine Australia, Ltd......................   533,018     996,482
*   Metals X, Ltd......................................   522,805     120,379
#   Metcash, Ltd....................................... 1,866,794   5,042,793
    Mincor Resources NL................................   393,519     292,459
*   Mineral Deposits, Ltd..............................   137,059     240,999
#   Mineral Resources, Ltd.............................   365,025   3,706,543
#   Monadelphous Group, Ltd............................   138,999   2,045,609
    Mortgage Choice, Ltd...............................    98,654     286,823
    Mount Gibson Iron, Ltd............................. 1,731,501   1,159,290
#   Myer Holdings, Ltd................................. 1,439,887   3,006,441
*   Nanosonics, Ltd....................................    11,184       8,621
    National Australia Bank, Ltd....................... 1,331,618  43,237,098
*   Navigator Resources, Ltd...........................       296          52
    Navitas, Ltd.......................................   259,731   1,182,495
#*  Nearmap, Ltd.......................................   112,871      44,723
#   New Hope Corp., Ltd................................   380,356   1,050,480
*   Newcrest Mining, Ltd...............................   517,566   5,170,410
*   Nexus Energy, Ltd.................................. 1,749,892      21,140
#   NIB Holdings, Ltd..................................   594,993   1,786,341
    Nick Scali, Ltd....................................    25,854      65,186
*   Nido Petroleum, Ltd................................ 1,055,002      42,158
*   Northern Iron, Ltd.................................    51,752       6,493
    Northern Star Resources, Ltd.......................   617,553     977,077
#   NRW Holdings, Ltd..................................   618,693     612,777
    Nufarm, Ltd........................................   446,707   1,785,309
    Oakton, Ltd........................................    50,767      66,274
    Oil Search, Ltd....................................   319,924   2,798,187
#*  OM Holdings, Ltd...................................    26,600      11,801
#   Orica, Ltd.........................................   359,297   7,256,748
    Origin Energy, Ltd................................. 1,168,809  15,392,834
#*  Orocobre, Ltd......................................    10,062      24,426

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Orora, Ltd.........................................   593,038 $   798,634
#   OrotonGroup, Ltd...................................    19,916      87,620
*   Otto Energy, Ltd...................................   168,000      14,576
    OZ Minerals, Ltd...................................   389,277   1,654,925
    Pacific Brands, Ltd................................ 2,404,618   1,251,923
#*  Paladin Energy, Ltd................................ 1,603,894     548,506
    PanAust, Ltd....................................... 1,110,456   2,301,137
*   Panoramic Resources, Ltd...........................   683,935     630,349
*   PaperlinX, Ltd.....................................   745,156      26,171
    Patties Foods, Ltd.................................     5,122       6,140
*   Peet, Ltd..........................................   232,391     291,479
    Perpetual, Ltd.....................................    57,116   2,561,927
*   Perseus Mining, Ltd................................   207,324      82,116
#   Platinum Asset Management, Ltd.....................   209,724   1,233,072
#*  Platinum Australia, Ltd............................   400,751       2,234
*   PMP, Ltd...........................................   379,844     164,870
#   Premier Investments, Ltd...........................   215,875   1,933,981
    Primary Health Care, Ltd...........................   787,275   3,520,217
*   Prime AET&D Holdings No.1, Ltd.....................        26          --
    Prime Media Group, Ltd.............................   223,784     212,676
    Programmed Maintenance Services, Ltd...............   238,911     624,205
#*  Qantas Airways, Ltd................................ 2,432,172   2,980,193
    QBE Insurance Group, Ltd...........................   851,712   8,608,793
#   Qube Holdings, Ltd.................................   162,962     338,841
#*  Ramelius Resources, Ltd............................   501,106      30,505
#   Ramsay Health Care, Ltd............................    54,413   2,424,135
#   RCR Tomlinson, Ltd.................................   298,699     809,822
#   REA Group, Ltd.....................................    42,398   1,846,552
*   Recall Holdings, Ltd...............................    70,681     336,585
#   Reckon, Ltd........................................    43,643      83,387
*   Red Fork Energy, Ltd...............................   581,251      52,564
    Redflex Holdings, Ltd..............................    49,622      44,772
    Reece Australia, Ltd...............................    10,902     315,324
*   Regional Express Holdings, Ltd.....................    17,416      14,328
#   Regis Resources, Ltd...............................   262,244     422,165
#   Reject Shop, Ltd. (The)............................    37,514     334,519
#*  Resolute Mining, Ltd............................... 1,041,311     567,438
#   Retail Food Group, Ltd.............................    11,080      47,918
    Ridley Corp., Ltd..................................   386,533     295,522
    Rio Tinto, Ltd.....................................   274,537  16,676,384
*   RiverCity Motorway Group...........................   133,238          --
*   Roc Oil Co., Ltd................................... 1,316,484     754,680
    SAI Global, Ltd....................................   580,461   2,615,864
#   Salmat, Ltd........................................    68,805     111,091
*   Samson Oil & Gas, Ltd..............................   456,014       8,899
#*  Samson Oil & Gas, Ltd. Sponsored ADR...............    64,300      26,363
#*  Sandfire Resources NL..............................   174,554   1,031,250
#   Santos, Ltd........................................   879,276  11,779,728
*   Saracen Mineral Holdings, Ltd...................... 1,362,506     548,494
    Sedgman, Ltd.......................................    85,757      42,166
    Seek, Ltd..........................................   238,719   3,608,341
    Select Harvests, Ltd...............................    59,810     292,342
*   Senex Energy, Ltd.................................. 1,941,010   1,211,767

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Servcorp, Ltd......................................    32,462 $   148,823
    Seven Group Holdings, Ltd..........................   212,792   1,506,586
    Seven West Media, Ltd..............................   832,826   1,564,475
    Sigma Pharmaceuticals, Ltd......................... 1,981,263   1,431,899
#*  Silex Systems, Ltd.................................    70,513      41,372
#   Silver Chef, Ltd...................................     3,658      20,872
#*  Silver Lake Resources, Ltd.........................   356,570     150,415
#*  Sims Metal Management, Ltd.........................   410,565   4,499,266
*   Sims Metal Management, Ltd. Sponsored ADR..........     3,500      38,220
*   Sino Strategic International, Ltd..................     9,056          --
    Sirtex Medical, Ltd................................    60,665   1,052,086
#   Skilled Group, Ltd.................................   471,543   1,104,513
#   Slater & Gordon, Ltd...............................   144,090     662,577
#   SMS Management & Technology, Ltd...................   206,073     784,201
    Sonic Healthcare, Ltd..............................   228,492   3,821,787
    Southern Cross Media Group, Ltd.................... 1,049,519   1,164,973
#   SP AusNet.......................................... 1,464,994   1,824,822
#   Spark Infrastructure Group......................... 2,064,029   3,596,581
    Specialty Fashion Group, Ltd.......................    67,582      57,861
#*  St Barbara, Ltd....................................   851,056      85,403
#*  Starpharma Holdings, Ltd...........................    77,290      53,931
#*  Straits Resources, Ltd.............................   233,593       1,282
    STW Communications Group, Ltd......................   917,644   1,252,476
    Suncorp Group, Ltd................................. 1,366,963  17,972,901
*   Sundance Energy Australia, Ltd.....................   773,567     974,384
    Sunland Group, Ltd.................................   162,346     248,398
    Super Retail Group, Ltd............................   198,265   1,726,432
    Swick Mining Services, Ltd.........................   139,495      34,130
#   Sydney Airport.....................................   407,900   1,618,088
    Tabcorp Holdings, Ltd.............................. 1,857,355   6,001,642
*   Tap Oil, Ltd.......................................   383,218     212,831
    Tassal Group, Ltd..................................   223,497     827,294
    Tatts Group, Ltd................................... 2,717,064   8,922,506
    Technology One, Ltd................................   250,681     652,863
#   Telstra Corp., Ltd.................................   655,851   3,325,890
#   Telstra Corp., Ltd. ADR............................    36,500     928,925
#*  Ten Network Holdings, Ltd.......................... 4,160,714   1,088,368
    TFS Corp., Ltd.....................................   241,042     386,694
    Thorn Group, Ltd...................................    33,773      71,284
*   Tiger Resources, Ltd............................... 1,036,799     304,975
    Toll Holdings, Ltd................................. 1,669,448   8,386,930
#   Tox Free Solutions, Ltd............................   273,186     825,522
    TPG Telecom, Ltd...................................   426,055   2,163,735
*   Transfield Services, Ltd........................... 1,153,941   1,432,921
*   Transpacific Industries Group, Ltd................. 3,105,350   3,088,886
    Transurban Group...................................   543,490   3,902,793
    Treasury Group, Ltd................................       367       3,336
    Treasury Wine Estates, Ltd......................... 1,234,499   5,657,113
#   UGL, Ltd...........................................   219,150   1,406,665
#   UXC, Ltd...........................................   456,869     329,584
    Village Roadshow, Ltd..............................   126,515     911,008
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 3,195,173          --
#*  Virgin Australia Holdings, Ltd. (B43DQC7).......... 3,442,482   1,290,343

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)
*   Vision Eye Institute, Ltd..........................   4,567 $      3,286
#   Vocus Communications, Ltd..........................  89,585      422,574
#   Washington H Soul Pattinson & Co., Ltd............. 143,653    2,012,810
    Watpac, Ltd........................................ 141,372      113,291
    WDS, Ltd...........................................  74,726       61,044
#   Webjet, Ltd........................................  41,661      113,434
    Webster, Ltd.......................................  17,208       18,913
    Wesfarmers, Ltd.................................... 565,149   22,885,241
    Western Areas, Ltd................................. 380,343    1,756,832
    Westpac Banking Corp............................... 980,394   31,176,569
#   Westpac Banking Corp. Sponsored ADR................ 262,300    8,364,747
#*  Whitehaven Coal, Ltd............................... 221,106      344,877
    Wide Bay Australia, Ltd............................  23,110      120,431
*   Windimurra Vanadium, Ltd...........................   7,797          109
#   Woodside Petroleum, Ltd............................ 364,804   14,319,996
    Woolworths, Ltd.................................... 231,441    7,888,509
    WorleyParsons, Ltd................................. 185,096    3,048,861
    Wotif.com Holdings, Ltd............................  87,115      267,476
                                                                ------------
TOTAL AUSTRALIA........................................          792,464,145
                                                                ------------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................  19,046           --
    Agrana Beteiligungs AG.............................   3,302      377,067
    AMAG Austria Metall AG.............................     806       28,755
    Andritz AG.........................................  57,002    3,085,333
    Atrium European Real Estate, Ltd................... 123,891      691,547
    Austria Technologie & Systemtechnik AG.............  24,196      279,387
*   BUWOG AG...........................................  30,009      577,810
    CA Immobilien Anlagen AG...........................  47,864      956,040
#   Conwert Immobilien Invest SE.......................  83,032    1,018,351
    DO & Co. AG........................................      45        2,773
    Erste Group Bank AG................................ 225,914    5,801,115
    EVN AG.............................................  49,525      685,333
    Flughafen Wien AG..................................  19,237    1,804,675
    Frauenthal Holding AG..............................      70          990
    IMMOFINANZ AG...................................... 335,690    1,058,623
    Kapsch TrafficCom AG...............................   3,172      124,576
#   Lenzing AG.........................................  15,575      909,972
    Mayr Melnhof Karton AG.............................  14,474    1,725,468
    Oberbank AG........................................   2,295      153,786
    Oesterreichische Post AG...........................  53,715    2,518,396
    OMV AG............................................. 231,818    9,323,395
    Palfinger AG.......................................   7,182      222,541
    POLYTEC Holding AG.................................  16,082      159,125
    Raiffeisen Bank International AG................... 114,467    3,143,449
#   RHI AG.............................................  39,394    1,221,970
#   Rosenbauer International AG........................   1,710      151,413
    S IMMO AG..........................................  62,323      496,153
    Schoeller-Bleckmann Oilfield Equipment AG..........  14,899    1,772,009
    Semperit AG Holding................................  16,587      924,023
#   Strabag SE.........................................  41,831    1,121,258
    Telekom Austria AG ADR.............................   4,200       80,724
    UNIQA Insurance Group AG...........................  86,815    1,087,474

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRIA -- (Continued)
#   Verbund AG.........................................  48,949 $   920,695
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  43,607   2,164,459
    Voestalpine AG..................................... 129,286   5,689,582
    Wienerberger AG.................................... 270,749   4,063,777
*   Wolford AG.........................................   1,281      39,394
#   Zumtobel AG........................................  55,974   1,150,563
                                                                -----------
TOTAL AUSTRIA..........................................          55,532,001
                                                                -----------
BELGIUM -- (1.1%)
*   Ablynx NV..........................................  34,801     409,646
    Ackermans & van Haaren NV..........................  59,098   7,159,641
    Ageas.............................................. 372,082  13,354,396
*   AGFA-Gevaert NV.................................... 399,638   1,193,946
    Anheuser-Busch InBev NV............................ 228,944  24,710,545
    Anheuser-Busch InBev NV Sponsored ADR..............  77,446   8,362,619
    Arseus NV..........................................  49,191   2,654,217
    Atenor Group.......................................      43       2,210
    Banque Nationale de Belgique.......................     311   1,441,650
    Barco NV...........................................  24,960   1,838,743
#   Belgacom SA........................................ 381,950  12,481,633
#   Cie d'Entreprises CFE..............................  17,735   1,739,354
*   Cie Immobiliere de Belgique SA.....................   2,277     128,963
    Cie Maritime Belge SA..............................  22,058     516,321
*   Colruyt SA.........................................  54,623   2,645,216
    D'ieteren SA.......................................  32,829   1,385,042
    Deceuninck NV...................................... 136,124     341,971
    Delhaize Group SA.................................. 112,230   7,323,804
    Delhaize Group SA Sponsored ADR.................... 252,036   4,090,544
#   Econocom Group.....................................  84,597     770,111
    Elia System Operator SA............................  42,655   2,076,440
*   Euronav NV.........................................  80,276     971,000
#   EVS Broadcast Equipment SA.........................  11,327     579,618
    Exmar NV...........................................  70,108   1,082,133
*   Hamon & CIE SA.....................................     743      14,883
*   Ion Beam Applications..............................  33,269     501,167
    Jensen-Group NV....................................   2,121      40,081
*   KBC Groep NV....................................... 207,752  11,261,210
    Kinepolis Group NV.................................  56,685   2,200,213
    Lotus Bakeries.....................................     107     135,671
*   MDxHealth..........................................   4,082      20,907
    Melexis NV.........................................  27,674   1,280,006
*   Mobistar SA........................................  66,410   1,323,536
#   NV Bekaert SA......................................  78,163   2,921,528
#   Nyrstar NV......................................... 294,809   1,217,168
*   Picanol............................................     688      26,140
*   RealDolmen NV/SA...................................   1,807      51,840
    Recticel SA........................................  55,482     530,503
#   Resilux............................................     424      58,443
*   Roularta Media Group NV............................   4,380      76,103
*   Sapec..............................................     190      10,513
#   Sioen Industries NV................................  10,697     176,733
    Sipef SA...........................................  10,251     828,548
    Solvay SA..........................................  51,204   8,267,768

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
BELGIUM -- (Continued)
*   Telenet Group Holding NV...........................  45,613 $  2,438,082
*   Tessenderlo Chemie NV..............................  39,073    1,130,554
#*  ThromboGenics NV...................................   4,877       59,623
    UCB SA.............................................  91,641    8,405,686
    Umicore SA......................................... 179,307    8,665,672
    Van de Velde NV....................................   9,846      520,385
*   Viohalco SA........................................ 176,559    1,012,229
                                                                ------------
TOTAL BELGIUM..........................................          150,434,955
                                                                ------------
BRAZIL -- (0.0%)
*   Jaguar Mining, Inc.................................      --           --
                                                                ------------
CANADA -- (8.7%)
*   5N Plus, Inc....................................... 140,392      486,708
    Absolute Software Corp.............................  67,968      417,651
#   Acadian Timber Corp................................     400        4,846
*   Advantage Oil & Gas, Ltd........................... 480,479    2,569,077
    Aecon Group, Inc................................... 156,111    2,349,504
#   AG Growth International, Inc.......................  23,478    1,050,142
    AGF Management, Ltd. Class B....................... 191,202    2,072,736
*   AgJunction, Inc....................................  46,880       32,676
    Agnico Eagle Mines, Ltd.(2009823).................. 146,426    5,444,228
#   Agnico Eagle Mines, Ltd.(008474108)................  39,852    1,482,096
    Agrium, Inc.(2213538)..............................  90,792    8,276,906
    Agrium, Inc.(008916108)............................ 112,458   10,242,675
    Aimia, Inc......................................... 199,127    3,500,953
#*  Ainsworth Lumber Co., Ltd.......................... 134,429      330,417
#*  Air Canada Class A.................................  69,620      611,055
    Akita Drilling, Ltd. Class A.......................  11,400      170,109
    Alacer Gold Corp................................... 436,084      995,872
    Alamos Gold, Inc.(2411707)......................... 135,042    1,201,364
*   Alamos Gold, Inc.(011527108).......................  39,671      354,262
#*  Alexco Resource Corp...............................  70,276       72,187
    Algoma Central Corp................................  11,860      176,211
#   Algonquin Power & Utilities Corp................... 357,144    2,656,429
    Alimentation Couche Tard, Inc. Class B............. 191,259    5,234,254
    Alliance Grain Traders, Inc........................  40,851      783,413
#   AltaGas, Ltd.......................................  76,505    3,462,670
#*  Alterra Power Corp................................. 170,495       50,038
#   Altus Group, Ltd...................................  53,726    1,108,667
#*  Alvopetro Energy, Ltd.............................. 182,934      162,742
*   Amerigo Resources, Ltd............................. 153,100       62,484
    Amica Mature Lifestyles, Inc.......................   2,500       16,531
*   Anderson Energy, Ltd............................... 116,562       31,002
    Andrew Peller, Ltd. Class A........................   2,000       26,138
*   Antrim Energy, Inc................................. 134,688       11,735
#   ARC Resources, Ltd................................. 181,472    4,999,696
#*  Argonaut Gold, Inc................................. 286,755    1,046,714
#   Arsenal Energy, Inc................................  13,035       99,820
#*  Artek Exploration, Ltd............................. 117,468      364,142
    Atco, Ltd. Class I.................................  59,978    2,629,384
#*  Athabasca Oil Corp................................. 912,965    5,216,464
*   ATS Automation Tooling Systems, Inc................ 121,349    1,650,484

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    AuRico Gold, Inc.(05155C105).......................    18,902 $    77,498
#   AuRico Gold, Inc.(2287317).........................   642,315   2,639,126
    AutoCanada, Inc....................................    27,442   1,824,181
#*  Avigilon Corp......................................    72,942   1,699,873
    Axia NetMedia Corp.................................    50,400     121,568
#*  B2Gold Corp........................................ 1,338,589   3,462,028
    Badger Daylighting, Ltd............................    74,650   2,185,379
#*  Ballard Power Systems, Inc.........................   162,070     643,613
#   Bank of Montreal...................................   291,100  21,697,342
    Bank of Nova Scotia(064149107).....................   216,703  14,714,134
    Bank of Nova Scotia(2076281).......................   270,575  18,365,895
*   Bankers Petroleum, Ltd.............................   850,078   4,802,568
    Barrick Gold Corp.(067901108)......................   530,626   9,593,718
    Barrick Gold Corp.(2024644)........................   334,594   6,045,308
#   Baytex Energy Corp.(B4VGVM3).......................    34,578   1,482,254
    Baytex Energy Corp.(07317Q105).....................    25,398   1,089,574
#   BCE, Inc.(B188TH2).................................    39,916   1,807,724
    BCE, Inc.(05534B760)...............................    11,227     508,359
    Bell Aliant, Inc...................................    72,619   2,057,988
*   Bellatrix Exploration, Ltd.........................   221,708   1,640,926
*   Birch Mountain Resources, Ltd......................     1,200          --
#*  Birchcliff Energy, Ltd.............................   232,003   2,317,157
#   Bird Construction, Inc.............................    33,293     407,021
#   Black Diamond Group, Ltd...........................    74,966   2,015,182
#*  BlackBerry, Ltd.(09228F103)........................   276,347   2,578,318
#*  BlackBerry, Ltd.(BCBHZ31)..........................   251,190   2,347,527
#*  BlackPearl Resources, Inc..........................   468,460     923,730
#   BMTC Group, Inc. Class A...........................     1,600      20,214
#*  BNK Petroleum, Inc.................................   194,022     231,328
#   Bombardier, Inc. Class A...........................    25,790      89,645
#   Bombardier, Inc. Class B...........................   566,600   1,938,293
#   Bonavista Energy Corp..............................   326,259   4,219,060
#   Bonterra Energy Corp...............................    49,652   2,747,743
    Boralex, Inc. Class A..............................    61,565     774,680
    Brookfield Asset Management, Inc. Class A..........    96,560   4,307,496
*   Brookfield Residential Properties, Inc.(B4NHCK9)...    23,528     435,033
*   Brookfield Residential Properties, Inc.(B54FPW2)...     3,827      70,654
*   BRP, Inc...........................................     5,000     119,365
    CAE, Inc.(2162760).................................   198,315   2,531,797
    CAE, Inc.(124765108)...............................     4,131      52,794
    Caledonia Mining Corp..............................     8,300       8,526
    Calfrac Well Services, Ltd.........................   139,648   2,670,391
    Calian Technologies, Ltd...........................     3,277      63,686
*   Calvalley Petroleum, Inc. Class A..................    28,165      38,230
    Cameco Corp.(13321L108)............................    98,075   1,977,192
    Cameco Corp.(2166160)..............................   176,782   3,563,689
#   Canaccord Genuity Group, Inc.......................   320,233   3,724,080
*   Canacol Energy, Ltd................................    53,284     344,526
#   Canadian Energy Services & Technology Corp.........   159,030   1,384,138
#   Canadian Imperial Bank of Commerce(2170525)........    97,155   9,018,258
#   Canadian Imperial Bank of Commerce(136069101)......     8,297     769,464
    Canadian National Railway Co.(2180632).............   108,800   7,273,290
#   Canadian National Railway Co.(136375102)...........    40,313   2,694,521

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(136385101)........ 296,785 $12,939,826
    Canadian Natural Resources, Ltd.(2171573).......... 498,445  21,727,969
#   Canadian Oil Sands, Ltd............................ 334,646   7,148,077
    Canadian Pacific Railway, Ltd......................  38,902   7,397,213
#   Canadian Tire Corp., Ltd. Class A..................  84,010   7,980,700
    Canadian Utilities, Ltd. Class A...................  64,764   2,326,598
#   Canadian Western Bank.............................. 104,478   3,988,054
    Canam Group, Inc. Class A.......................... 100,408   1,227,531
    CanElson Drilling, Inc............................. 175,822   1,231,971
#   Canexus Corp.......................................  93,549     404,963
*   Canfor Corp........................................ 148,039   3,134,975
    Canfor Pulp Products, Inc..........................  91,249     985,005
#   CanWel Building Materials Group, Ltd...............  25,250     138,251
    Canyon Services Group, Inc.........................  89,058   1,280,717
#   Capital Power Corp................................. 142,224   3,457,934
#   Capstone Infrastructure Corp....................... 237,492     967,088
*   Capstone Mining Corp............................... 356,952     955,931
    Cascades, Inc...................................... 191,590   1,170,257
*   Catamaran Corp.(B3N9ZT8)...........................  74,677   3,397,057
*   Catamaran Corp.(B8J4N87)...........................  38,400   1,748,576
#   Cathedral Energy Services, Ltd.....................  45,147     178,046
    CCL Industries, Inc. Class B.......................  42,600   4,217,218
*   Celestica, Inc..................................... 371,876   3,990,415
    Cenovus Energy, Inc.(B57FG04)...................... 160,717   4,936,408
    Cenovus Energy, Inc.(15135U109)....................  82,619   2,536,403
    Centerra Gold, Inc................................. 362,837   1,886,812
*   Cequence Energy, Ltd............................... 405,395     788,222
    Cervus Equipment Corp..............................   2,531      52,136
#*  CGI Group, Inc. Class A(2159740)................... 131,886   4,730,647
*   CGI Group, Inc. Class A(39945C109).................  25,887     928,826
#*  China Gold International Resources Corp., Ltd...... 188,500     553,217
*   Chinook Energy, Inc................................  75,270     151,872
#   CI Financial Corp..................................  69,400   2,246,820
#   Cineplex, Inc......................................  65,667   2,347,595
    Clairvest Group, Inc...............................     516      10,932
    Clarke, Inc........................................  11,100     111,982
*   Claude Resources, Inc.............................. 262,411      62,573
    Clearwater Seafoods, Inc...........................   5,400      41,057
    Cogeco Cable, Inc..................................  74,271   4,129,232
    Cogeco, Inc........................................   2,092     103,799
    Colabor Group, Inc.................................  27,021      97,641
    COM DEV International, Ltd......................... 151,740     574,757
    Computer Modelling Group, Ltd......................  69,346     849,057
#*  Connacher Oil and Gas, Ltd......................... 783,434     158,074
    Constellation Software, Inc........................  18,724   4,447,669
    Contrans Group, Inc. Class A.......................  41,607     576,206
#*  Copper Mountain Mining Corp........................ 300,615     758,189
    Corby Spirit and Wine, Ltd.........................  12,085     234,972
#*  Corridor Resources, Inc............................  89,500     163,347
#   Corus Entertainment, Inc. Class B.................. 200,367   4,428,711
    Cott Corp.(22163N106)..............................  14,547      99,938
    Cott Corp.(2228952)................................ 174,549   1,191,035
#   Crescent Point Energy Corp......................... 151,938   6,199,589

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Crew Energy, Inc................................... 317,269 $2,860,324
*   Crocotta Energy, Inc............................... 216,823    904,796
*   CVTech Group, Inc..................................   9,700      8,096
*   DeeThree Exploration, Ltd.......................... 261,502  2,748,487
*   Delphi Energy Corp................................. 277,166  1,009,170
#*  Denison Mines Corp................................. 952,928  1,267,250
*   Descartes Systems Group, Inc. (The)................  61,729    831,659
#   DH Corp............................................ 148,957  4,501,429
    DHX Media, Ltd.....................................  53,331    344,828
#   DirectCash Payments, Inc...........................  11,947    159,644
    Dollarama, Inc.....................................  32,862  2,704,970
*   Dominion Diamond Corp.(257287102).................. 107,423  1,503,922
*   Dominion Diamond Corp.(B95LX89).................... 110,079  1,543,640
#   Dorel Industries, Inc. Class B.....................  66,122  2,327,475
#*  DragonWave, Inc....................................  43,606     65,188
#*  Dundee Precious Metals, Inc........................ 222,307  1,054,090
    E-L Financial Corp., Ltd...........................      88     56,658
#*  Eastern Platinum, Ltd..............................  85,952     78,830
    easyhome, Ltd......................................     500     10,891
    EGI Financial Holdings, Inc........................     900     10,978
    Eldorado Gold Corp.(284902103)..................... 220,295  1,634,589
    Eldorado Gold Corp.(2307873)....................... 875,125  6,493,109
#   Emera, Inc.........................................  28,782    889,844
    Empire Co., Ltd....................................  47,838  3,383,123
#   Enbridge Income Fund Holdings, Inc.................  77,312  2,081,791
#   Enbridge, Inc.(2466149)............................ 111,774  5,479,268
    Enbridge, Inc.(29250N105)..........................  30,789  1,508,045
    Encana Corp.(2793193).............................. 219,990  4,737,346
#   Encana Corp.(292505104)............................ 291,754  6,287,299
*   Endeavour Mining Corp.............................. 448,413    353,681
*   Endeavour Silver Corp.............................. 173,405  1,024,192
    Enerflex, Ltd......................................  43,700    739,856
#*  Energy Fuels, Inc..................................   7,838     61,105
    Enerplus Corp.(292766102).......................... 240,910  5,521,657
#   Enerplus Corp.(B584T89)............................ 177,287  4,053,529
#   Enghouse Systems, Ltd..............................  24,184    747,689
    Ensign Energy Services, Inc........................ 269,294  4,334,489
#*  Epsilon Energy, Ltd................................  83,020    356,338
#   Equal Energy, Ltd..................................   5,100     27,948
    Equitable Group, Inc...............................  13,470    821,036
*   Equity Financial Holdings, Inc.....................     100        797
#*  Essential Energy Services Trust.................... 254,556    534,629
    Evertz Technologies, Ltd...........................  22,857    364,546
*   Excellon Resources, Inc............................  16,100     20,820
#   Exchange Income Corp...............................  11,088    175,012
    Exco Technologies, Ltd.............................   8,900     91,420
#*  EXFO, Inc..........................................  31,042    142,064
#   Extendicare, Inc................................... 162,138  1,110,809
    Fairfax Financial Holdings, Ltd....................  19,885  9,362,099
    Fiera Capital Corp.................................     900     10,070
    Finning International, Inc......................... 312,962  8,995,487
    First Capital Realty, Inc..........................  89,966  1,556,985
#*  First Majestic Silver Corp.(2833583)............... 114,673  1,216,826

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
*   First Majestic Silver Corp.(32076V103).............  88,267 $   935,630
    First National Financial Corp......................     278       5,997
    First Quantum Minerals, Ltd........................ 539,408  12,793,226
    FirstService Corp.(2350231)........................  13,406     746,929
    FirstService Corp.(33761N109)......................   4,143     230,599
#   Fortis, Inc........................................  69,228   2,130,141
#*  Fortress Paper, Ltd. Class A.......................  20,464      52,551
*   Fortuna Silver Mines, Inc.......................... 234,774   1,276,847
#*  Fortune Bay Corp...................................  26,662       7,580
*   Fraser Papers, Inc.................................   6,400          --
    Gamehost, Inc......................................   1,178      17,945
*   GBS Gold International, Inc........................  42,400          --
#   Genworth MI Canada, Inc............................ 114,409   4,148,881
    George Weston, Ltd.................................  83,855   6,746,238
#   Gibson Energy, Inc................................. 172,522   5,292,668
    Gildan Activewear, Inc.............................  84,300   4,939,631
    Glacier Media, Inc.................................  22,700      29,147
    GLENTEL, Inc.......................................   9,100      89,886
    Gluskin Sheff + Associates, Inc....................  50,600   1,479,459
*   GLV, Inc. Class A..................................  12,023      36,388
    GMP Capital, Inc...................................  92,600     689,606
    Goldcorp, Inc.(380956409).......................... 232,636   6,374,226
    Goldcorp, Inc.(2676302)............................ 173,996   4,765,002
#*  Golden Star Resources, Ltd......................... 423,301     229,053
*   Gran Tierra Energy, Inc.(38500T101)................  55,835     370,744
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 641,723   4,255,200
*   Great Canadian Gaming Corp.........................  89,263   1,292,670
#*  Great Panther Silver, Ltd..........................  98,337     129,871
    Great-West Lifeco, Inc............................. 117,900   3,434,222
*   Heroux-Devtek, Inc.................................  37,512     368,463
    High Liner Foods, Inc..............................   9,576     219,387
#   HNZ Group, Inc.....................................   6,940     140,665
#   Home Capital Group, Inc............................  55,600   2,646,526
    Horizon North Logistics, Inc....................... 208,556   1,139,995
    HudBay Minerals, Inc.(443628102)...................  20,193     219,094
    HudBay Minerals, Inc.(B05BDX1)..................... 345,110   3,706,368
#   Hudson's Bay Co....................................  63,553     959,401
#   Husky Energy, Inc.................................. 291,665   8,872,865
    IAMGOLD Corp.(450913108)........................... 214,417     791,199
    IAMGOLD Corp.(2446646)............................. 792,408   2,928,788
#   IGM Financial, Inc.................................  32,200   1,519,116
#*  Imax Corp.(2014258)................................  45,620   1,198,291
#*  Imax Corp.(45245E109)..............................  31,337     823,850
*   Imperial Metals Corp...............................  71,919   1,102,184
    Imperial Oil, Ltd.(2454241)........................  39,803   2,042,443
    Imperial Oil, Ltd.(453038408)......................   8,448     433,720
*   Imris, Inc.........................................  14,500      13,166
    Indigo Books & Music, Inc..........................   5,523      52,933
#   Industrial Alliance Insurance & Financial
      Services, Inc.................................... 184,166   8,075,367
    Innergex Renewable Energy, Inc..................... 175,269   1,687,829
    Intact Financial Corp..............................  94,112   6,276,723
#   Inter Pipeline, Ltd................................  67,748   2,098,893
*   Interfor Corp...................................... 175,235   2,407,502

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
    Intertape Polymer Group, Inc.......................    97,684 $ 1,254,254
#*  Ithaca Energy, Inc.................................   588,263   1,327,213
#*  Ivanhoe Energy, Inc................................    59,863      14,275
    Jean Coutu Group PJC, Inc. (The) Class A...........    86,000   1,702,884
*   Just Energy Group, Inc.(B693818)...................     6,432      34,733
#   Just Energy Group, Inc.(B63MCN1)...................   191,645   1,037,012
#   K-Bro Linen, Inc...................................     2,242      78,342
*   Katanga Mining, Ltd................................   525,231     226,403
*   Kelt Exploration, Ltd..............................    31,250     368,574
#   Keyera Corp........................................    69,802   5,225,147
#   Killam Properties, Inc.............................   115,804   1,099,254
*   Kingsway Financial Services, Inc...................    15,975     102,266
*   Kinross Gold Corp.(496902404)......................    52,598     209,866
*   Kinross Gold Corp.(B03Z841)........................ 1,428,538   5,712,318
*   Kirkland Lake Gold, Inc............................     6,112      21,245
*   Knight Therapeutics, Inc...........................    11,933      56,144
#*  Lake Shore Gold Corp............................... 1,164,629   1,281,749
    Laurentian Bank of Canada..........................   105,803   5,002,196
*   Le Chateau, Inc. Class A...........................    15,700      21,599
*   Legacy Oil + Gas, Inc..............................   365,814   2,767,887
#   Leisureworld Senior Care Corp......................    65,673     776,379
#   Leon's Furniture, Ltd..............................    36,579     486,781
#   Lightstream Resources, Ltd.........................   567,737   3,748,983
    Linamar Corp.......................................    96,772   5,268,387
#   Liquor Stores N.A., Ltd............................    41,250     429,770
    Loblaw Cos., Ltd...................................   101,038   4,969,641
#   Long Run Exploration, Ltd..........................   389,104   1,962,740
    Lucara Diamond Corp................................   272,400     639,560
    MacDonald Dettwiler & Associates, Ltd..............    31,419   2,347,888
    Magellan Aerospace Corp............................    11,387     126,366
    Magna International, Inc...........................   160,425  17,227,645
*   Mainstreet Equity Corp.............................     5,682     211,574
    Major Drilling Group International, Inc............   145,036   1,195,830
#   Mandalay Resources Corp............................   131,542     139,945
#   Manitoba Telecom Services, Inc.....................    76,737   2,208,472
    Manulife Financial Corp.(56501R106)................   307,970   6,285,668
    Manulife Financial Corp.(2492519)..................   581,659  11,885,507
    Maple Leaf Foods, Inc..............................   186,833   3,370,482
    Martinrea International, Inc.......................   293,835   3,457,516
#*  Maxim Power Corp...................................    24,537      71,787
    McCoy Global, Inc..................................     1,600       9,142
    Mediagrif Interactive Technologies, Inc............     1,100      19,067
#   Medical Facilities Corp............................    31,969     496,387
*   MEG Energy Corp....................................   115,082   4,126,846
    Melcor Developments, Ltd...........................       900      20,537
*   Mercator Minerals, Ltd.............................   131,933       6,655
#   Methanex Corp......................................   127,300   8,284,687
    Metro, Inc.........................................   133,449   8,700,774
#*  Migao Corp.........................................    61,406      79,971
*   Mitel Networks Corp................................    72,707     804,850
#*  Mood Media Corp....................................    78,868      40,506
#   Morneau Shepell, Inc...............................    78,114   1,206,438
    MTY Food Group, Inc................................     3,839     116,436

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
#   Mullen Group, Ltd.................................. 240,056 $ 6,144,782
#   National Bank of Canada............................ 425,765  19,055,654
#   Nevsun Resources, Ltd.............................. 469,543   1,782,829
#   New Flyer Industries, Inc..........................  38,003     451,359
*   New Gold, Inc...................................... 815,486   5,018,490
*   New Millennium Iron Corp...........................  65,755      16,886
    Newalta Corp....................................... 129,512   2,495,572
#*  Niko Resources, Ltd................................  91,915     166,911
    Norbord, Inc.......................................  72,816   1,515,289
*   Nordion, Inc....................................... 145,226   1,882,004
    North American Energy Partners, Inc.(B1HTYS2)......  17,176     124,919
    North American Energy Partners, Inc.(656844107)....   6,310      45,748
#*  North American Palladium, Ltd...................... 239,959      64,922
    North West Co., Inc. (The).........................  88,392   1,945,621
#   Northland Power, Inc............................... 149,135   2,408,646
#*  Novagold Resources, Inc............................ 145,071     548,166
*   NuVista Energy, Ltd................................ 268,910   2,468,739
*   OceanaGold Corp.................................... 814,502   2,323,200
    Onex Corp..........................................  76,987   4,480,052
    Open Text Corp.....................................  98,000   5,450,287
*   Orvana Minerals Corp...............................  85,324      38,344
#*  Osisko Gold Royalties, Ltd.........................  85,851   1,224,361
    Pacific Rubiales Energy Corp....................... 759,170  14,517,077
*   Painted Pony Petroleum, Ltd........................ 157,772   1,674,162
    Pan American Silver Corp.(697900108)...............   8,535     125,294
    Pan American Silver Corp.(2669272)................. 274,903   4,039,025
*   Paramount Resources, Ltd. Class A..................  37,466   1,916,672
*   Parex Resources, Inc............................... 324,029   4,222,912
#   Parkland Fuel Corp................................. 122,411   2,311,590
#   Pason Systems, Inc.................................  77,794   1,982,753
*   Pembina Pipeline Corp.(B4PPQG5)....................  13,562     567,977
#   Pembina Pipeline Corp.(B4PT2P8)....................  82,399   3,452,092
#   Pengrowth Energy Corp.............................. 993,443   6,332,305
    Penn West Petroleum, Ltd.(707887105)............... 160,620   1,241,593
#   Penn West Petroleum, Ltd.(B63FY34)................. 644,148   4,986,114
*   Performance Sports Group, Ltd......................  32,174     522,291
*   Perpetual Energy, Inc.............................. 136,429     257,756
#   Peyto Exploration & Development Corp............... 108,390   3,643,311
#   PHX Energy Services Corp...........................  58,246     819,456
#*  Pilot Gold, Inc....................................  10,300      13,225
#*  Points International, Ltd..........................   6,420     122,176
*   Polaris Minerals Corp..............................   7,200      16,839
#*  Poseidon Concepts Corp.............................  64,303          64
#   Potash Corp. of Saskatchewan, Inc.(73755L107)......  69,823   2,478,018
    Potash Corp. of Saskatchewan, Inc.(2696980)........  77,200   2,740,782
    Precision Drilling Corp.(74022D308)................ 138,650   1,727,579
    Precision Drilling Corp.(B5YPLH9).................. 419,154   5,224,288
#   Premium Brands Holdings Corp.......................  41,389     847,253
*   Primero Mining Corp.(74164W106)....................  81,988     628,028
*   Primero Mining Corp.(B4Z8FV2)...................... 121,855     933,176
    Progressive Waste Solutions, Ltd.(B3DJGB7)......... 160,566   4,030,533
    Progressive Waste Solutions, Ltd.(74339G101).......  56,445   1,416,770
#   Pulse Seismic, Inc.................................  91,140     252,435

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Pure Technologies, Ltd.............................   6,396 $    46,048
*   QLT, Inc...........................................  59,679     356,864
#   Quebecor, Inc. Class B............................. 119,800   2,907,239
*   Questerre Energy Corp. Class A.....................  81,025      89,173
    Reitmans Canada, Ltd...............................   1,346       7,135
    Reitmans Canada, Ltd. Class A...................... 103,737     572,749
    Richelieu Hardware, Ltd............................  20,066     943,903
*   Richmont Mines, Inc................................  29,228      40,745
#   Ritchie Bros Auctioneers, Inc.(2345390)............  62,100   1,503,591
#   Ritchie Bros Auctioneers, Inc.(767744105)..........  29,529     715,192
*   RMP Energy, Inc.................................... 225,577   1,624,047
*   Rock Energy, Inc...................................  67,100     399,394
#   Rocky Mountain Dealerships, Inc....................  25,442     254,338
    Rogers Communications, Inc. Class B(2169051).......  37,700   1,472,248
    Rogers Communications, Inc. Class B(775109200).....  10,296     401,956
#   Rogers Sugar, Inc.................................. 120,623     501,144
    RONA, Inc.......................................... 238,289   2,642,192
#   Royal Bank of Canada(2754383)...................... 313,665  23,149,101
    Royal Bank of Canada(780087102)....................  19,177   1,415,454
#   Russel Metals, Inc.................................  91,371   2,952,263
*   San Gold Corp...................................... 182,431      21,751
#*  Sandstorm Gold, Ltd................................ 135,706     913,543
*   Sandvine Corp...................................... 343,887   1,129,101
    Saputo, Inc........................................  63,292   3,928,069
    Savanna Energy Services Corp....................... 240,914   1,760,980
*   Scorpio Mining Corp................................ 182,679      52,776
    Sears Canada, Inc..................................  13,882     187,411
    Secure Energy Services, Inc........................ 103,542   2,190,777
#   SEMAFO, Inc........................................ 612,517   2,645,898
*   Serinus Energy, Inc................................     346         682
#   Shaw Communications, Inc. Class B(2801836).........  77,902   1,909,058
    Shaw Communications, Inc. Class B(82028K200)....... 163,609   4,010,057
    ShawCor, Ltd.......................................  94,275   4,771,896
    Sherritt International Corp........................ 501,296   2,059,711
#*  Sierra Wireless, Inc.(2418968).....................  51,526     979,152
#*  Sierra Wireless, Inc.(826516106)...................  23,828     452,494
#*  Silver Standard Resources, Inc.(82823L106).........  14,136     129,768
#*  Silver Standard Resources, Inc.(2218458)........... 142,787   1,310,862
    Silver Wheaton Corp.(B058ZX6)......................  72,680   1,898,405
    Silver Wheaton Corp.(828336107)....................  24,811     647,815
    SNC-Lavalin Group, Inc.............................  27,600   1,458,027
*   Solium Capital, Inc................................  15,306     104,160
*   Sonde Resources Corp...............................      --          --
#*  Southern Pacific Resource Corp..................... 665,787     106,858
*   SouthGobi Resources, Ltd...........................  15,876       8,445
    Sprott Resource Corp...............................  29,662      87,325
#   Sprott, Inc........................................ 244,916     662,633
#   Spyglass Resources Corp............................ 171,691     259,816
*   St Andrew Goldfields, Ltd..........................  98,808      27,186
    Stantec, Inc.......................................  57,965   3,677,735
    Stella-Jones, Inc..................................  35,282     873,677
    Strad Energy Services, Ltd.........................   1,000       4,127
    Stuart Olson, Inc..................................  21,376     195,459

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
#   Student Transportation, Inc........................  96,445 $   620,942
#   Sun Life Financial, Inc.(2566124).................. 291,226  11,103,100
    Sun Life Financial, Inc.(866796105)................   8,848     337,374
    Suncor Energy, Inc.(867224107)..................... 573,276  23,544,445
    Suncor Energy, Inc.(B3NB1P2)....................... 729,529  29,954,613
*   SunOpta, Inc.(8676EP108)...........................  35,649     440,622
*   SunOpta, Inc.(2817510).............................  73,009     901,941
#   Superior Plus Corp................................. 370,738   4,733,043
#   Surge Energy, Inc.................................. 451,333   3,518,439
#*  TAG Oil, Ltd.......................................  65,570     150,342
    Talisman Energy, Inc.(87425E103)................... 322,068   3,365,611
    Talisman Energy, Inc.(2068299)..................... 813,852   8,516,578
*   Taseko Mines, Ltd.................................. 415,689     956,922
    Teck Resources, Ltd. Class A.......................   1,294      32,696
    Teck Resources, Ltd. Class B(878742204)............  49,729   1,191,507
#   Teck Resources, Ltd. Class B(2879327).............. 216,273   5,182,935
*   Tekmira Pharmaceuticals Corp.......................  12,300     156,126
#   TELUS Corp.........................................  89,740   3,132,484
#*  Tembec, Inc........................................ 118,010     343,093
*   Teranga Gold Corp.(B5TDK82)........................  85,395      57,173
#*  Teranga Gold Corp.(B4L8QT1)........................  41,624      30,545
#*  Tethys Petroleum, Ltd..............................  35,628      12,090
#*  Theratechnologies, Inc.............................  35,700      15,880
*   Thompson Creek Metals Co., Inc..................... 458,370   1,269,572
#   Thomson Reuters Corp............................... 155,678   5,881,026
    Tim Hortons, Inc.(B4R2V25).........................  42,900   2,396,514
#   Tim Hortons, Inc.(88706M103).......................   7,969     445,228
    Timminco, Ltd......................................  17,306          44
*   Timmins Gold Corp.................................. 366,722     676,032
#   TMX Group, Ltd.....................................  11,820     621,055
#   TORC Oil & Gas, Ltd................................ 203,723   2,483,130
    Toromont Industries, Ltd........................... 102,260   2,443,136
    Toronto-Dominion Bank (The)(891160509).............  49,622   2,592,749
#   Toronto-Dominion Bank (The)(2897222)............... 701,544  36,687,338
#   Torstar Corp. Class B.............................. 112,200     777,945
    Total Energy Services, Inc.........................  54,105   1,079,272
*   Touchstone Exploration, Inc........................  25,052      21,138
*   Tourmaline Oil Corp................................  82,622   3,889,565
    TransAlta Corp.(89346D107).........................  59,878     686,801
#   TransAlta Corp.(2901628)........................... 329,650   3,785,223
    TransCanada Corp................................... 232,070  11,642,343
    Transcontinental, Inc. Class A..................... 171,030   2,181,893
    TransForce, Inc.................................... 248,435   6,281,793
    TransGlobe Energy Corp.(893662106).................  30,106     188,765
    TransGlobe Energy Corp.(2470548)...................  90,117     562,017
#   Trican Well Service, Ltd........................... 265,792   3,836,902
#   Trilogy Energy Corp................................  61,793   1,572,665
    Trinidad Drilling, Ltd............................. 392,186   3,791,113
*   TSO3, Inc..........................................   5,400       3,566
*   Turquoise Hill Resources, Ltd.(900435108).......... 270,904     937,328
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 507,436   1,763,821
*   TVA Group, Inc. Class B............................   4,447      35,972
#   Twin Butte Energy, Ltd............................. 803,479   1,223,254

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES      VALUE++
                                                     --------- --------------
CANADA -- (Continued)
    Uni-Select, Inc.................................    19,868 $      509,114
*   US Silver & Gold, Inc...........................     9,300          4,862
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46).................................    42,811      5,019,058
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)...............................    19,095      2,241,562
    Valener, Inc....................................    58,225        844,258
#   Veresen, Inc....................................   162,210      2,756,685
#   Vermilion Energy, Inc.(B607XS1).................    25,561      1,686,953
*   Vermilion Energy, Inc.(923725105)...............     3,875        255,208
    Vicwest, Inc....................................     8,008         76,309
#   Wajax Corp......................................    58,669      1,855,820
    WaterFurnace Renewable Energy, Inc..............     2,056         57,361
*   Wesdome Gold Mines, Ltd.........................    85,051         69,423
    West Fraser Timber Co., Ltd.....................   105,529      4,807,287
    Western Energy Services Corp....................    38,348        368,585
    Western Forest Products, Inc....................   780,238      1,645,845
#   WesternOne, Inc.................................    38,288        279,869
    Westjet Airlines, Ltd...........................    14,767        381,110
    Westshore Terminals Investment Corp.............    46,839      1,426,198
    Whistler Blackcomb Holdings, Inc................    22,210        353,616
#   Whitecap Resources, Inc.........................   201,091      2,926,875
    Wi-Lan, Inc.....................................   212,692        682,737
    Winpak, Ltd.....................................    39,587      1,016,587
    WSP Global, Inc.................................    72,142      2,418,297
    Yamana Gold, Inc.(98462Y100)....................   139,131      1,185,396
    Yamana Gold, Inc.(2219279)......................   749,091      6,389,275
*   Yellow Media, Ltd...............................     4,700         76,426
#   Zargon Oil & Gas, Ltd...........................    72,153        551,893
    ZCL Composites, Inc.............................    10,000         58,788
                                                               --------------
TOTAL CANADA........................................            1,146,722,017
                                                               --------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc..........................    42,625         20,231
*   Superb Summit International Group, Ltd.......... 4,081,000        506,078
                                                               --------------
TOTAL CHINA.........................................                  526,309
                                                               --------------
DENMARK -- (1.4%)
    ALK-Abello A.S..................................    14,255      2,047,469
*   Alm Brand A.S...................................   248,902      1,275,926
#   Ambu A.S. Class B...............................    10,822        780,471
    AP Moeller - Maersk A.S. Class A................     1,700      3,815,017
    AP Moeller - Maersk A.S. Class B................     3,890      9,068,827
*   Auriga Industries A.S. Class B..................    33,593      1,804,900
#*  Bang & Olufsen A.S..............................    93,948      1,151,516
#*  Bavarian Nordic A.S.............................    59,941      1,227,520
*   BoConcept Holding A.S. Class B..................       450          9,545
    Brodrene Hartmann A.S...........................     2,300         74,456
    Carlsberg A.S. Class B..........................    70,075      6,704,667
    Chr Hansen Holding A.S..........................   141,692      5,858,495
    Coloplast A.S. Class B..........................    40,566      3,429,963
#   D/S Norden A.S..................................    58,059      1,778,011
    Danske Bank A.S.................................   291,604      8,424,625
    Dfds A.S........................................    11,613        930,894

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
DENMARK -- (Continued)
    Djurslands Bank A.S................................     1,040 $     37,297
    DSV A.S............................................   419,596   13,250,639
    East Asiatic Co., Ltd. A.S.........................    21,026      217,653
#   FLSmidth & Co. A.S.................................    70,774    3,620,250
    Fluegger A.S. Class B..............................       350       28,076
#*  Genmab A.S.........................................    45,143    1,803,465
    GN Store Nord A.S..................................   319,365    8,163,324
    Gronlandsbanken AB.................................        33        3,851
    H Lundbeck A.S.....................................   101,588    2,328,252
*   H+H International A.S. Class B.....................     5,798       45,648
    Harboes Bryggeri A.S. Class B......................     2,462       41,852
    IC Companys A.S....................................    15,244      486,594
    Jeudan A.S.........................................     1,880      201,269
*   Jyske Bank A.S.....................................   127,320    7,225,280
    NKT Holding A.S....................................    55,225    3,471,736
    Nordjyske Bank A.S.................................     3,195       73,658
    Norresundby Bank A.S...............................       880       41,824
    Novo Nordisk A.S. Class B..........................   391,894   18,039,725
    Novo Nordisk A.S. Sponsored ADR....................   168,923    7,778,904
    Novozymes A.S. Class B.............................    82,541    4,081,600
    Pandora A.S........................................   109,149    7,469,168
*   Parken Sport & Entertainment A.S...................     5,510       76,923
    PER Aarsleff A.S. Class B..........................     3,346      641,405
    Ringkjoebing Landbobank A.S........................     4,635      972,044
    Rockwool International A.S. Class A................        55        9,262
    Rockwool International A.S. Class B................    14,370    2,396,140
*   Royal UNIBREW......................................    20,265    2,966,200
    Schouw & Co........................................    33,297    1,539,666
#   SimCorp A.S........................................    51,231    1,659,633
    Solar A.S. Class B.................................     8,307      594,110
    Spar Nord Bank A.S.................................    99,780    1,084,502
*   Sydbank A.S........................................   160,105    4,382,569
    TDC A.S............................................ 1,039,744   10,489,062
    Tivoli A.S.........................................        90       50,420
*   TK Development A.S.................................   240,773      405,790
*   Topdanmark A.S.....................................   209,731    6,467,313
#*  TopoTarget A.S.....................................   133,513       95,685
*   Topsil Semiconductor Matls.........................   345,651       36,062
*   Torm A.S...........................................    17,487        2,514
    Tryg A.S...........................................    28,552    2,876,685
#   United International Enterprises...................     2,531      526,908
*   Vestas Wind Systems A.S............................   324,959   14,651,496
#*  Vestjysk Bank A.S..................................    23,224       65,404
*   William Demant Holding A.S.........................    34,074    2,962,753
                                                                  ------------
TOTAL DENMARK..........................................            181,744,913
                                                                  ------------
FINLAND -- (1.5%)
    Afarak Group Oyj...................................   207,434       93,554
#   Ahlstrom Oyj.......................................    23,261      247,735
    Alma Media Oyj.....................................    25,653      104,430
    Amer Sports Oyj....................................   326,636    6,432,798
    Apetit Oyj.........................................     1,800       43,429
    Aspo Oyj...........................................     8,353       66,548

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FINLAND -- (Continued)
    Atria P.L.C........................................    20,310 $   196,748
    Bank of Aland P.L.C. Class B.......................     1,250      18,511
    BasWare Oyj........................................     5,454     241,953
*   Biotie Therapies Oyj...............................   226,186      66,873
#   Cargotec Oyj.......................................    94,433   3,441,546
    Caverion Corp......................................   154,484   1,282,410
    Citycon Oyj........................................   553,828   2,033,750
    Comptel Oyj........................................    51,194      43,141
    Cramo Oyj..........................................    25,439     516,381
    Digia P.L.C........................................    10,944      54,376
    Elektrobit Oyj.....................................   432,247   1,446,275
    Elisa Oyj..........................................   240,191   6,879,864
    Etteplan Oyj.......................................     7,036      30,536
    F-Secure Oyj.......................................    78,404     282,605
*   Finnair Oyj........................................   116,996     447,505
*   Finnlines Oyj......................................    17,325     302,208
#   Fiskars Oyj Abp....................................    34,792     846,372
    Fortum Oyj.........................................   602,345  15,489,167
    HKScan Oyj Class A.................................    30,767     154,110
    Huhtamaki Oyj......................................   224,658   5,981,167
    Ilkka-Yhtyma Oyj...................................    29,672      93,714
#   Kemira Oyj.........................................   189,319   2,576,149
    Kesko Oyj Class A..................................     2,893     105,799
    Kesko Oyj Class B..................................   161,570   6,145,045
#   Kone Oyj Class B...................................   137,338   5,774,748
#   Konecranes Oyj.....................................    74,740   2,428,447
    Lassila & Tikanoja Oyj.............................    48,771     918,312
*   Lemminkainen Oyj...................................    20,150     385,131
    Metsa Board Oyj....................................   419,831   1,995,260
#   Metso Oyj..........................................   194,218   7,618,769
    Metso Oyj Sponsored ADR............................    10,246     400,209
    Munksjo Oyj........................................    11,852     125,957
#   Neste Oil Oyj......................................   394,086   7,272,733
#   Nokia Oyj.......................................... 3,385,926  26,824,576
    Nokia Oyj Sponsored ADR............................    54,678     433,597
    Nokian Renkaat Oyj.................................   137,569   4,763,127
    Okmetic Oyj........................................    21,251     130,816
    Olvi Oyj Class A...................................     9,211     308,311
*   Oriola-KD Oyj Class A..............................     1,000       3,090
*   Oriola-KD Oyj Class B..............................   161,750     482,980
    Orion Oyj Class A..................................    22,234     824,769
    Orion Oyj Class B..................................   118,540   4,394,776
*   Outokumpu Oyj......................................   270,252   2,190,968
#   Outotec Oyj........................................   451,144   4,683,158
    PKC Group Oyj......................................    38,200   1,055,773
    Ponsse Oy..........................................    49,960     807,198
*   Poyry Oyj..........................................    26,849     143,605
    Raisio P.L.C. Class V..............................   234,325   1,291,904
    Ramirent Oyj.......................................   134,087   1,275,377
    Rapala VMC Oyj.....................................    14,912     103,645
    Rautaruukki Oy.....................................   192,721   2,947,738
    Saga Furs Oyj......................................     3,026     103,658
    Sampo Oyj Class A..................................   285,354  14,175,126

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
    Sanoma Oyj.........................................   152,085 $  1,192,891
    Stockmann Oyj Abp(5462371).........................     8,998      128,703
#   Stockmann Oyj Abp(5462393).........................    44,712      640,128
    Stora Enso Oyj Class R............................. 1,020,207    9,166,605
    Stora Enso Oyj Sponsored ADR.......................   105,178      946,602
*   Talvivaara Mining Co. P.L.C........................   676,382       57,966
    Technopolis Oyj....................................   133,251      736,700
    Teleste Oyj........................................     6,970       42,723
    Tieto Oyj..........................................   161,979    4,305,639
    Tikkurila Oyj......................................    48,219    1,218,561
    UPM-Kymmene Oyj....................................   906,104   14,768,189
    UPM-Kymmene Oyj Sponsored ADR......................    78,154    1,273,129
    Uponor Oyj.........................................    80,716    1,243,672
    Vacon P.L.C........................................     7,644      283,069
#   Vaisala Oyj Class A................................     6,201      181,679
    Valmet OYJ.........................................   163,519    1,708,914
    Wartsila Oyj Abp...................................   121,961    6,142,168
#   YIT Oyj............................................   164,005    1,680,432
                                                                  ------------
TOTAL FINLAND..........................................            195,246,227
                                                                  ------------
FRANCE -- (6.7%)
    Accor SA...........................................    89,727    4,345,265
#   Actia Group........................................     9,454       51,791
    Aeroports de Paris.................................    17,033    2,333,156
#*  Air France-KLM.....................................   280,775    3,034,218
    Air Liquide SA.....................................    63,384    8,065,847
    Airbus Group NV....................................   110,478    6,409,952
    Akka Technologies SA...............................     6,463      225,450
    ALBIOMA............................................    47,451    1,199,808
#*  Alcatel-Lucent..................................... 2,216,400    7,758,762
    Alcatel-Lucent Sponsored ADR....................... 1,301,007    4,462,454
*   Alstom SA..........................................   121,978    4,386,970
    Altamir............................................    24,933      386,897
    Alten SA...........................................    49,883    2,404,184
    Altran Technologies SA.............................   280,532    2,951,834
    April..............................................    24,454      547,120
#*  Archos.............................................    27,729      104,997
    Arkema SA..........................................    88,341    8,190,814
    Assystem...........................................    21,508      617,269
    AtoS...............................................   122,561    9,570,156
    Aubay..............................................     8,512      116,103
*   Audika Groupe......................................     1,627       28,756
    Aurea SA...........................................       515        3,801
    AXA SA.............................................   470,028   10,798,730
#   AXA SA Sponsored ADR...............................   417,343    9,594,716
#   Axway Software SA..................................     7,148      186,416
#*  Beneteau SA........................................    51,664      912,754
    Bigben Interactive.................................     9,396       81,707
    BioMerieux.........................................    22,597    2,350,627
    BNP Paribas SA.....................................   421,405   27,961,669
    Boiron SA..........................................    13,971    1,062,760
    Bollore SA.........................................     6,078    3,751,112
    Bonduelle S.C.A....................................    28,548      796,506

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Bongrain SA........................................   8,617 $   710,101
    Bouygues SA........................................ 300,913  11,853,857
    Bureau Veritas SA.................................. 107,184   2,764,407
    Burelle SA.........................................     100      85,647
    Cap Gemini SA...................................... 200,971  14,573,067
    Carrefour SA....................................... 431,935  14,916,766
    Casino Guichard Perrachon SA....................... 127,085  15,316,932
*   Cegedim SA.........................................   4,065     142,459
    Cegid Group........................................  12,126     489,362
#*  CGG SA.............................................  80,827     836,384
#*  CGG SA Sponsored ADR............................... 123,954   1,312,673
*   Chargeurs SA.......................................  37,581     264,175
    Christian Dior SA..................................  16,889   2,941,725
#   Cie de St-Gobain................................... 426,305  20,742,644
*   Cie des Alpes......................................     237       5,044
    Cie Generale des Etablissements Michelin........... 152,205  16,696,813
*   Club Mediterranee SA...............................  40,276   1,172,164
    CNP Assurances..................................... 185,609   3,646,569
    Credit Agricole SA................................. 740,717  10,019,979
    Danone SA..........................................  82,278   5,943,003
    Danone SA Sponsored ADR............................  35,600     515,488
    Dassault Systemes..................................  15,660   1,050,875
#   Dassault Systemes ADR..............................  11,274     755,809
    Derichebourg SA.................................... 212,512     625,651
    Devoteam SA........................................   2,950      70,741
    Edenred............................................ 186,968   5,844,134
    Eiffage SA......................................... 100,289   6,500,766
    Electricite de France SA........................... 180,895   5,843,600
    Electricite de Strasbourg SA.......................     606      89,355
#*  Eramet.............................................  13,482   1,682,526
    Essilor International SA...........................  78,712   7,689,227
    Esso SA Francaise..................................   3,968     180,592
*   Etablissements Maurel et Prom...................... 249,246   3,789,141
    Euler Hermes Group.................................  24,331   2,839,458
*   Euro Disney SCA....................................  19,225      95,497
    Eurofins Scientific SE.............................  10,260   3,059,100
*   Eutelsat Communications SA......................... 133,999   4,623,352
    Exel Industries Class A............................   1,907     143,215
    Faiveley Transport SA..............................   9,839     704,974
    Faurecia........................................... 195,586   6,918,822
    Fimalac............................................   9,228     728,335
    Fleury Michon SA...................................   2,837     208,580
*   GameLoft SE........................................  56,327     359,463
    Gaumont SA.........................................     768      39,118
    GDF Suez........................................... 669,969  17,274,815
    GEA................................................      98       9,142
*   GECI International.................................  20,581          --
#   GL Events..........................................  17,287     405,262
#   Groupe Crit........................................   7,942     480,673
    Groupe Eurotunnel SA............................... 855,615  11,323,028
    Groupe Flo.........................................  10,366      40,233
*   Groupe Fnac........................................   9,131     403,723
#   Groupe Gorge.......................................   6,147     136,384

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
*   Groupe Open........................................     2,036 $    26,945
#*  Groupe Steria SCA..................................    67,370   1,871,895
    Guerbet............................................     8,303     366,842
    Haulotte Group SA..................................    26,567     415,840
    Havas SA...........................................   457,939   3,583,770
#*  Hi-Media SA........................................    37,298     132,767
    Iliad SA...........................................    11,100   3,055,164
    Imerys SA..........................................    50,719   3,960,259
#   Ingenico...........................................    57,765   5,843,634
    Interparfums SA....................................    13,006     421,721
    Ipsen SA...........................................    38,612   1,715,997
    IPSOS..............................................    62,709   1,698,560
    Jacquet Metal Service..............................    29,335     607,069
    JCDecaux SA........................................    86,162   2,956,905
    Kering.............................................    51,515  11,028,529
#   Korian-Medica......................................    69,546   2,525,571
    L'Oreal SA.........................................    24,370   4,115,115
*   L.D.C. SA..........................................       102      18,504
    Lafarge SA.........................................   186,003  14,477,307
    Lafarge SA Sponsored ADR...........................    82,410   1,580,624
    Lagardere SCA......................................   192,169   5,720,797
    Laurent-Perrier....................................     2,478     230,808
*   Le Noble Age.......................................       860      20,715
    Lectra.............................................    34,613     371,586
    Legrand SA.........................................   102,012   5,657,151
    LISI...............................................     6,708   1,045,846
    LVMH Moet Hennessy Louis Vuitton SA................    72,172  12,415,177
    Maisons France Confort SA..........................     3,179     137,177
    Manitou BF SA......................................    18,376     307,078
    Manutan International..............................     2,179     118,092
    Mersen.............................................    24,275     686,894
#*  METabolic EXplorer SA..............................    41,028     157,752
    Metropole Television SA............................    72,242   1,325,145
    MGI Coutier........................................     2,598     371,357
    Montupet...........................................    24,322   1,512,094
    Mr Bricolage.......................................     8,989     175,540
    Natixis............................................   870,387   5,624,298
#   Naturex............................................    14,982   1,264,812
#   Neopost SA.........................................    70,541   4,952,882
*   Nexans SA..........................................    82,543   3,759,446
    Nexity SA..........................................    80,218   3,040,630
    Norbert Dentressangle SA...........................     8,025   1,178,539
*   NRJ Group..........................................    63,138     606,806
#   Orange SA.......................................... 2,039,881  31,943,125
#   Orange SA Sponsored ADR............................   212,700   3,309,612
#*  Orco Property Group SA.............................     3,090       1,815
    Orpea..............................................    54,426   3,562,659
*   Parrot SA..........................................     8,588     198,206
    Pernod Ricard SA...................................    43,580   4,880,574
*   Peugeot SA.........................................   770,909  11,498,095
#*  Pierre & Vacances SA...............................     7,592     283,869
    Plastic Omnium SA..................................   100,599   2,664,692
*   Publicis Groupe SA.................................    74,395   5,397,602

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Publicis Groupe SA ADR.............................   100,092 $ 1,812,666
    Rallye SA..........................................    69,533   3,488,819
#*  Recylex SA.........................................    32,570     104,130
    Remy Cointreau SA..................................    24,112   1,972,791
    Renault SA.........................................   160,774  13,421,424
    Rexel SA...........................................   389,537   7,547,974
    Robertet SA........................................       752     170,080
#   Rubis SCA..........................................    52,872   3,174,534
    Safran SA..........................................   101,479   5,963,643
    Saft Groupe SA.....................................    67,624   2,491,428
    Samse SA...........................................       546      72,939
    Sanofi.............................................   201,598  21,165,941
    Sanofi ADR.........................................   522,052  27,287,658
#   Sartorius Stedim Biotech...........................     5,700     984,735
    Schneider Electric SE(4834108).....................   166,453  14,107,975
    Schneider Electric SE(B11BPS1).....................    20,392   1,722,542
    SCOR SE............................................   289,280   9,305,794
#   SEB SA.............................................    41,744   3,383,885
    Seche Environnement SA.............................     3,292     102,513
#*  Sequana SA.........................................    40,149     144,697
    SES SA.............................................   123,170   4,530,339
    Societe BIC SA.....................................    24,301   3,350,450
    Societe d'Edition de Canal +.......................   100,731     820,021
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................     1,430      83,041
    Societe Generale SA................................   311,747  15,650,460
    Societe Internationale de Plantations d'Heveas SA..     2,402     107,260
#   Societe Marseillaise du Tunnel Prado-Carenage SA...     7,833     315,505
    Societe Television Francaise 1.....................   216,091   3,187,085
*   Sodexo()...........................................     8,908     888,775
    Sodexo(7062713)....................................    28,355   2,818,147
    Sodexo Sponsored ADR...............................     3,800     378,366
#*  SOITEC.............................................   479,022   1,461,587
*   Solocal Group...................................... 1,466,359   1,198,115
    Somfy SA...........................................     1,225     409,486
#   Sopra Group SA.....................................     9,404   1,016,720
#*  Spir Communication SA..............................     2,571      57,827
    Stallergenes SA....................................       332      24,577
#*  Ste Industrielle d'Aviation Latecoere SA...........    15,550     226,418
    Stef SA............................................     4,305     303,699
#   STMicroelectronics NV(861012102)...................   359,279   2,960,459
    STMicroelectronics NV(5962332).....................   981,270   8,168,894
*   Store Electronic...................................        16         312
    Suez Environnement Co..............................   256,375   4,784,763
    Sword Group........................................     9,306     226,404
    Synergie SA........................................     4,516     107,541
*   Technicolor SA.....................................   432,288   3,127,101
*   Technicolor SA Sponsored ADR.......................     4,360      31,741
    Technip SA.........................................    13,148   1,214,544
#   Technip SA ADR.....................................   104,395   2,409,437
    Teleperformance....................................   127,353   8,848,316
    Tessi SA...........................................     1,767     235,651
    Thales SA..........................................    77,339   4,398,627
*   Theolia SA.........................................   116,506     176,985

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Thermador Groupe...................................       431 $     44,949
    Total Gabon........................................       203      110,948
    Total SA........................................... 1,003,985   64,751,682
#   Total SA Sponsored ADR.............................   595,142   38,386,659
    Touax SA...........................................       718       16,872
#*  Transgene SA.......................................    15,746      176,856
*   Trigano SA.........................................    16,615      419,515
*   UBISOFT Entertainment..............................   291,677    4,880,512
    Union Financiere de France BQE SA..................     1,141       31,335
    Valeo SA...........................................    92,629   11,098,587
    Vallourec SA.......................................   206,406    9,133,837
#*  Valneva SE(B03KGM0)................................    37,130      252,775
*   Valneva SE(B9B2YX8)................................    13,249       89,844
*   Veolia Environnement SA............................   338,451    5,994,603
    Veolia Environnement SA ADR........................    47,101      835,572
    Vicat..............................................    17,235    1,371,705
    VIEL & Cie SA......................................    48,096      134,092
#   Vilmorin & Cie SA..................................     9,953    1,171,770
    Vinci SA...........................................   183,152   12,639,851
    Virbac SA..........................................     4,548      974,032
    Vivendi SA.........................................   771,084   19,352,867
    VM Materiaux SA....................................       811       31,032
    Vranken-Pommery Monopole SA........................     3,897      134,333
    Zodiac Aerospace...................................   212,215    6,644,784
                                                                  ------------
TOTAL FRANCE...........................................            879,005,173
                                                                  ------------
GERMANY -- (6.1%)
    Aareal Bank AG.....................................   112,960    4,790,581
    Adidas AG..........................................    74,088    5,866,620
    Adler Modemaerkte AG...............................    20,341      293,921
*   ADVA Optical Networking SE.........................    90,910      337,123
#*  Air Berlin P.L.C...................................    74,923      130,044
*   Aixtron SE.........................................   114,799    1,549,042
    Allgeier SE........................................     1,954       38,739
    Allianz SE.........................................   150,380   25,036,173
#   Allianz SE ADR.....................................   855,696   14,268,731
    Amadeus Fire AG....................................     6,593      470,106
*   Analytik Jena AG...................................     4,322       80,656
*   AS Creation Tapeten................................       906       38,737
    Aurubis AG.........................................    63,355    3,076,442
    Axel Springer SE...................................    66,520    3,745,457
    BASF SE............................................   164,638   17,039,035
    BASF SE Sponsored ADR..............................    58,000    5,988,500
    Basler AG..........................................       276       13,628
*   Bauer AG...........................................    22,932      497,284
    Bayer AG...........................................   150,072   19,795,471
    Bayer AG Sponsored ADR.............................    10,700    1,408,933
    Bayerische Motoren Werke AG........................   414,948   49,428,573
    BayWa AG...........................................    28,821    1,431,266
    Bechtle AG.........................................    27,311    2,119,247
    Beiersdorf AG......................................    36,787    3,315,767
    Bertrandt AG.......................................     7,563      944,525
    Bijou Brigitte AG..................................     4,195      324,345

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
#   Bilfinger SE.......................................    78,958 $ 6,424,650
    Biotest AG.........................................     4,237     454,862
    Borussia Dortmund GmbH & Co. KGaA..................   151,247     991,664
    Brenntag AG........................................    47,221   7,581,299
#   CANCOM SE..........................................    20,695     958,993
    Carl Zeiss Meditec AG..............................    27,333     810,359
    CAT Oil AG.........................................    44,373     848,127
    Celesio AG.........................................   168,158   5,752,429
    CENIT AG...........................................    11,286     170,809
    CENTROTEC Sustainable AG...........................    19,354     413,737
    Cewe Stiftung & Co. KGAA...........................    18,863   1,273,099
*   Colonia Real Estate AG.............................     2,454      14,352
    Comdirect Bank AG..................................    68,364     707,295
*   Commerzbank AG.....................................   979,264  14,070,069
    CompuGroup Medical AG..............................    28,490     708,755
*   Constantin Medien AG...............................    53,339      89,659
    Continental AG.....................................    68,112  14,668,899
    CropEnergies AG....................................    41,670     244,749
    CTS Eventim AG & Co., KGaA.........................    63,258   1,850,865
    DAB Bank AG........................................    13,385      73,855
    Daimler AG.........................................   478,778  39,508,142
    Data Modul AG......................................     2,305      58,144
    DEAG Deutsche Entertainment AG.....................     1,086       8,239
#   Delticom AG........................................     8,371     300,637
*   Deufol SE..........................................    10,845      12,334
#   Deutsche Bank AG(D18190898)........................   258,743   8,838,661
    Deutsche Bank AG(5750355)..........................   288,821   9,877,237
    Deutsche Boerse AG.................................    64,102   4,640,649
    Deutsche Lufthansa AG..............................   471,968   8,325,563
    Deutsche Post AG...................................   579,026  18,525,746
    Deutsche Telekom AG................................ 1,863,150  30,234,542
#   Deutsche Telekom AG Sponsored ADR..................   528,190   8,614,779
    Deutsche Wohnen AG.................................   306,683   6,635,772
    Deutz AG...........................................   203,580   1,435,889
*   Dialog Semiconductor P.L.C.........................    94,611   2,877,395
    DIC Asset AG.......................................     7,350      69,479
    DMG MORI SEIKI AG..................................   104,658   3,196,866
    Dr Hoenle AG.......................................     7,908     164,237
    Draegerwerk AG & Co. KGaA..........................     3,415     270,087
#   Drillisch AG.......................................    52,789   1,976,204
    Duerr AG...........................................    38,708   2,948,603
    E.ON SE............................................   691,346  13,051,451
    E.ON SE Sponsored ADR..............................   191,669   3,597,627
    Eckert & Ziegler AG................................     7,086     224,821
    Elmos Semiconductor AG.............................    28,874     521,765
    ElringKlinger AG...................................    77,805   2,806,655
#*  Euromicron AG......................................    12,437     224,901
#*  Evotec AG..........................................   154,547     829,872
    Fielmann AG........................................    10,931   1,379,999
*   First Sensor AG....................................     8,351     122,210
    Francotyp-Postalia Holding AG Class A..............     7,041      40,861
    Fraport AG Frankfurt Airport Services Worldwide....    58,717   3,859,044
    Freenet AG.........................................   266,449   7,030,660

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Fresenius Medical Care AG & Co. KGaA............... 151,766 $10,520,099
#   Fresenius Medical Care AG & Co. KGaA ADR...........  53,000   1,834,330
    Fresenius SE & Co. KGaA............................ 204,194  30,535,056
    Fuchs Petrolub SE..................................  17,094     683,824
*   GAGFAH SA..........................................  57,918   1,015,124
    GEA Group AG....................................... 170,872   7,667,076
    Gerresheimer AG....................................  86,761   5,989,094
    Gerry Weber International AG.......................  23,681   1,077,565
    Gesco AG...........................................   5,247     512,807
    GFK SE.............................................  22,125   1,002,934
    GFT Technologies AG................................  35,162     437,044
    Grammer AG.........................................  36,396   1,780,126
    Grenkeleasing AG...................................   8,480     879,780
*   H&R AG.............................................  15,018     143,442
    Hamburger Hafen und Logistik AG....................  64,893   1,671,849
    Hannover Rueck SE..................................  87,898   7,503,293
    Hawesko Holding AG.................................   1,643      93,338
    HeidelbergCement AG................................ 121,765   9,032,499
#*  Heidelberger Druckmaschinen AG..................... 847,234   2,769,544
    Henkel AG & Co. KGaA...............................  25,881   2,463,782
    Highlight Communications AG........................  31,488     144,944
#   Hochtief AG........................................  75,616   6,341,456
    Homag Group AG.....................................   4,117     146,675
    Hornbach Baumarkt AG...............................   2,903     124,167
    Hugo Boss AG.......................................  30,385   4,359,822
    Indus Holding AG...................................  39,121   2,055,946
    Infineon Technologies AG........................... 360,198   3,968,849
    Infineon Technologies AG ADR....................... 489,836   5,383,298
#*  Intershop Communications AG........................   3,523       6,277
#   Isra Vision AG.....................................   6,959     434,371
    Jenoptik AG........................................ 100,557   1,333,790
*   Joyou AG...........................................      10         149
#   K+S AG............................................. 236,264   7,239,506
*   Kloeckner & Co. SE................................. 165,026   2,146,486
*   Koenig & Bauer AG..................................   3,131      43,035
*   Kontron AG......................................... 125,640     792,047
    Krones AG..........................................  37,469   3,630,785
    KSB AG.............................................     214     144,313
#   KUKA AG............................................  45,060   2,498,808
#   KWS Saat AG........................................   3,212   1,130,112
    Lanxess AG......................................... 204,237  12,978,133
    Leifheit AG........................................   3,113     158,315
    Leoni AG...........................................  93,928   6,419,018
    Linde AG........................................... 112,611  22,967,989
#   LPKF Laser & Electronics AG........................  35,937     636,476
    MAN SE.............................................  24,163   2,869,238
#*  Manz AG............................................   5,738     530,875
*   MasterFlex SE......................................     338       3,236
*   Mediclin AG........................................  13,261      67,149
#*  Medigene AG........................................  14,552      93,396
    Merck KGaA.........................................  70,498   6,234,137
*   Metro AG........................................... 222,954   8,034,147
    MLP AG.............................................  87,781     586,240

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Mobotix AG.........................................   2,823 $    33,461
*   Morphosys AG.......................................   6,705     641,555
    MTU Aero Engines AG................................ 105,096   9,041,443
*   Muehlbauer Holding AG & Co. KGaA...................   1,858      53,753
    Muenchener Rueckversicherungs AG...................  79,225  16,809,333
#   MVV Energie AG.....................................  12,918     407,730
    Nemetschek AG......................................   7,546     759,673
    Nexus AG...........................................   2,391      38,281
*   Nordex SE.......................................... 124,785   2,268,720
    Norma Group SE.....................................  38,100   1,877,115
    OHB AG.............................................  14,870     427,008
*   Osram Licht AG..................................... 149,022   6,019,498
*   Patrizia Immobilien AG.............................  94,423   1,052,833
#   Pfeiffer Vacuum Technology AG......................   9,302     923,570
#   PNE Wind AG........................................ 140,024     540,309
    Progress-Werk Oberkirch AG.........................   1,999     121,293
*   PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..........................   1,221      20,068
#   Puma SE............................................   3,939   1,004,945
    PVA TePla AG.......................................   8,269      27,474
*   QIAGEN NV.......................................... 283,614   6,925,912
#   QSC AG............................................. 182,420     735,581
    R Stahl AG.........................................   3,704     198,394
    Rational AG........................................   3,377   1,096,368
    Rheinmetall AG.....................................  79,031   4,790,214
    Rhoen Klinikum AG.................................. 181,202   5,619,375
    RIB Software AG....................................     509       7,437
    RWE AG............................................. 793,387  31,853,157
    SAF-Holland SA..................................... 109,178   1,505,162
    Salzgitter AG......................................  67,424   2,510,289
    SAP SE.............................................  96,019   7,546,312
#   SAP SE Sponsored ADR...............................  54,592   4,284,926
    Schaltbau Holding AG...............................   7,187     481,274
#*  SGL Carbon SE......................................  52,919   1,699,186
    SHW AG.............................................  10,094     489,606
    Siemens AG Sponsored ADR........................... 195,766  24,180,037
#*  Singulus Technologies AG...........................  93,150     266,632
    Sixt SE............................................  34,447   1,207,764
#*  SKW Stahl-Metallurgie Holding AG...................  10,141     123,028
*   Sky Deutschland AG................................. 277,740   2,498,035
#*  SMA Solar Technology AG............................  25,126     676,879
    SMT Scharf AG......................................   4,136      99,731
    Softing AG.........................................   2,324      49,491
    Software AG........................................ 107,276   2,683,775
*   Solarworld AG......................................     882      17,157
    Stada Arzneimittel AG.............................. 124,324   5,134,076
    STRATEC Biomedical AG..............................     328      17,104
    Stroeer Media AG...................................  42,299     891,203
#   Suedzucker AG...................................... 133,714   2,342,338
*   Suss Microtec AG...................................  51,488     572,272
    Symrise AG.........................................  83,321   4,362,905
#   TAG Immobilien AG.................................. 180,562   2,200,766
    Takkt AG...........................................  62,429   1,043,487

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
*   Talanx AG..........................................    60,328 $  2,148,010
    Technotrans AG.....................................     4,636       48,703
    Telefonica Deutschland Holding AG..................   481,765    3,766,697
    Telegate AG........................................     6,801       46,253
*   ThyssenKrupp AG....................................   241,872    6,813,291
#   Tipp24 SE..........................................    12,689      613,556
#*  Tom Tailor Holding AG..............................    33,815      655,577
#   Tomorrow Focus AG..................................     7,335       30,013
#   TUI AG.............................................   561,525    7,925,477
    United Internet AG.................................   113,290    4,529,428
    Volkswagen AG......................................    30,821    7,107,885
    Vossloh AG.........................................    10,310      749,633
    VTG AG.............................................    27,744      570,263
#   Wacker Chemie AG...................................    38,343    4,438,321
#   Wacker Neuson SE...................................    68,893    1,510,647
    Washtec AG.........................................    51,952      854,333
    Wincor Nixdorf AG..................................    46,647    2,369,834
    Wirecard AG........................................    21,553      799,452
    XING AG............................................     3,814      412,090
                                                                  ------------
TOTAL GERMANY..........................................            799,029,732
                                                                  ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................    69,510           --
*   Bank of Cyprus PCL................................. 1,186,156           --
*   T Bank SA..........................................    46,506           --
    Thessaloniki Port Authority SA.....................       261       10,525
                                                                  ------------
TOTAL GREECE...........................................                 10,525
                                                                  ------------
HONG KONG -- (2.5%)
#   AAC Technologies Holdings, Inc.....................   348,500    2,072,939
    Aeon Stores Hong Kong Co., Ltd.....................    32,000       41,603
    AIA Group, Ltd..................................... 3,441,200   18,457,901
    Allied Group, Ltd..................................    72,000      318,998
    Allied Properties HK, Ltd.......................... 2,868,393      585,331
*   Anxian Yuan China Holdings, Ltd.................... 1,560,000       36,365
#*  Apac Resources, Ltd................................   591,244       13,750
    APT Satellite Holdings, Ltd........................   831,000    1,225,005
    Arts Optical International Hldgs...................    70,000       21,581
#   Asia Financial Holdings, Ltd.......................   270,000      116,860
    Asia Satellite Telecommunications Holdings, Ltd....   148,000      514,767
    Asia Standard International Group, Ltd.............   438,745      119,980
#   ASM Pacific Technology, Ltd........................   189,500    2,012,979
    Associated International Hotels, Ltd...............    79,000      237,779
    Aupu Group Holding Co., Ltd........................   400,000       58,243
    Bank of East Asia, Ltd............................. 1,204,746    5,135,974
    BOC Hong Kong Holdings, Ltd........................ 2,258,500    7,083,475
#   Bonjour Holdings, Ltd.............................. 2,486,000      379,299
    Bossini International Hldg......................... 1,204,000      103,362
#*  Brightoil Petroleum Holdings, Ltd.................. 2,814,000      859,347
#*  Brockman Mining, Ltd............................... 2,850,520      143,578
*   Burwill Holdings, Ltd.............................. 6,423,600      225,953
    Cafe de Coral Holdings, Ltd........................   314,000    1,118,947

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Cathay Pacific Airways, Ltd........................  1,528,000 $ 2,882,810
    CEC International Holdings, Ltd....................     82,000      32,502
    Chen Hsong Holdings................................    360,000     106,756
    Cheuk Nang Holdings, Ltd...........................     97,261      86,516
    Cheung Kong Holdings, Ltd..........................    650,000  12,599,339
#   Cheung Kong Infrastructure Holdings, Ltd...........    516,045   3,628,928
*   Cheung Wo International Holdings, Ltd..............     90,000       6,958
    Chevalier International Holdings, Ltd..............    107,913     179,548
*   China Billion Resources, Ltd.......................  5,752,080          --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........  1,934,000      42,287
    China Electronics Corp. Holdings Co., Ltd..........  1,700,000     364,828
*   China Energy Development Holdings, Ltd............. 21,136,000     659,283
*   China Environmental Investment Holdings, Ltd.......  1,845,000      51,979
    China Financial Services Holdings, Ltd.............    304,000      23,769
*   China Flavors & Fragrances Co., Ltd................     24,890       4,096
*   China Infrastructure Investment, Ltd...............  2,032,000      34,297
    China Metal International Holdings, Inc............    540,000     198,328
*   China Nuclear Industry 23 International Corp., Ltd.    274,000      38,410
*   China Renji Medical Group, Ltd.....................    577,500      37,258
*   China Solar Energy Holdings, Ltd...................  1,033,500       9,001
*   China Star Entertainment, Ltd...................... 15,950,000     243,583
    China Ting Group Holdings, Ltd.....................    692,000      34,129
*   China Tycoon Beverage Holdings, Ltd................     60,000       1,781
    Chong Hing Bank, Ltd...............................     85,329     160,677
    Chow Sang Sang Holdings International, Ltd.........    785,000   2,037,611
#   Chow Tai Fook Jewellery Group, Ltd.................    741,000   1,072,819
    Chu Kong Shipping Enterprise Group Co., Ltd........    774,000     188,409
    Chuang's China Investments, Ltd....................    642,813      46,395
    Chuang's Consortium International, Ltd.............  1,599,553     210,001
    Chun Wo Development Holdings, Ltd..................    348,000      35,337
#   CITIC Telecom International Holdings, Ltd..........  3,509,000   1,258,258
    CK Life Sciences International Holdings, Inc.......  5,972,000     592,044
    CLP Holdings, Ltd..................................    296,500   2,466,480
*   CP Lotus Corp......................................  1,420,000      35,202
#   Cross-Harbour Holdings, Ltd. (The).................    102,000      86,057
    CSI Properties, Ltd................................  5,784,200     245,361
*   CST Mining Group, Ltd..............................  4,008,000      27,321
    Cw Group Holdings, Ltd.............................  1,014,000     259,261
    Dah Sing Banking Group, Ltd........................  1,107,702   1,980,571
    Dah Sing Financial Holdings, Ltd...................    444,044   2,522,636
*   Dan Form Holdings Co., Ltd.........................  1,227,900     122,803
    Dickson Concepts International, Ltd................    361,000     204,733
    Dorsett Hospitality International, Ltd.............  1,501,000     273,878
    Eagle Nice International Holdings, Ltd.............    534,000      83,242
    EcoGreen Fine Chemicals Group, Ltd.................    132,000      42,000
*   EganaGoldpfeil Holdings, Ltd.......................    209,588          --
    Emperor Capital Group, Ltd.........................    204,000      11,159
    Emperor Entertainment Hotel, Ltd...................  1,915,000     666,852
    Emperor International Holdings, Ltd................  3,350,416     858,170
    Emperor Watch & Jewellery, Ltd.....................  9,080,000     580,122
*   Enviro Energy International Holdings, Ltd..........    408,000       6,866
*   EPI Holdings, Ltd..................................  7,858,000     197,056
    Esprit Holdings, Ltd...............................  3,117,213   4,893,486

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
*   eSun Holdings, Ltd.................................    923,000 $   105,536
    Fairwood Holdings, Ltd.............................     80,000     172,072
#   Far East Consortium International, Ltd.............  1,965,866     748,526
*   FIH Mobile, Ltd....................................  4,637,000   2,597,346
#   First Pacific Co., Ltd.............................  4,665,756   5,583,827
    Fountain SET Holdings, Ltd.........................  1,150,000     149,129
    Four Seas Mercantile Holdings, Ltd.................     36,000      21,775
    Fujikon Industrial Holdings, Ltd...................    132,000      31,261
#   Future Bright Holdings, Ltd........................    876,000     452,774
*   G-Resources Group, Ltd............................. 51,355,200   1,473,202
    Galaxy Entertainment Group, Ltd....................    466,000   3,912,959
    Get Nice Holdings, Ltd.............................  7,168,000     344,669
#   Giordano International, Ltd........................  3,338,000   1,952,838
#*  Global Brands Group Holding, Ltd...................  3,397,250     885,471
#   Glorious Sun Enterprises, Ltd......................    796,000     177,522
    Gold Peak Industries Holding, Ltd..................    453,000      44,243
    Golden Resources Development International, Ltd....    676,000      38,502
    Guangnan Holdings, Ltd.............................    756,000     100,088
#   Haitong International Securities Group, Ltd........  1,328,192     764,232
    Hang Lung Group, Ltd...............................    719,000   3,855,850
    Hang Lung Properties, Ltd..........................  1,473,000   4,549,150
    Hang Seng Bank, Ltd................................    307,300   5,213,734
    Hao Tian Dev Group, Ltd............................     78,000      22,142
    Harbour Centre Development, Ltd....................    158,000     287,429
    Henderson Land Development Co., Ltd................  1,245,096   7,913,762
*   Heng Fai Enterprises, Ltd..........................    100,000       4,776
    HKR International, Ltd.............................    895,962     422,758
    Hon Kwok Land Investment Co., Ltd..................    234,000      83,395
    Hong Kong & China Gas Co., Ltd.....................  1,527,867   3,340,115
#   Hong Kong Aircraft Engineering Co., Ltd............     28,000     323,853
    Hong Kong Exchanges and Clearing, Ltd..............    391,458   8,784,104
#*  Hong Kong Television Network, Ltd. ADR.............     19,127     127,003
    Hongkong & Shanghai Hotels (The)...................    918,424   1,309,229
    Hongkong Chinese, Ltd..............................  1,625,143     365,957
    Hop Hing Group Holdings, Ltd.......................    252,000       7,118
#   Hopewell Holdings, Ltd.............................  1,178,000   4,091,551
#   Hsin Chong Construction Group, Ltd.................  1,682,000     222,540
    Hung Hing Printing Group, Ltd......................    528,524      75,737
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  4,226,000   1,813,453
    Hutchison Whampoa, Ltd.............................  1,012,000  13,741,173
    Hysan Development Co., Ltd.........................    584,215   2,803,996
*   I-CABLE Communications, Ltd........................  1,856,000     184,832
*   Imagi International Holdings, Ltd.................. 16,920,000     394,284
*   Integrated Waste Solutions Group Holdings, Ltd.....  2,222,000      96,493
*   International Standard Resources Holdings, Ltd.....  4,042,500      72,074
    iOne Holdings, Ltd.................................    700,000      22,594
*   IPE Group, Ltd.....................................  1,225,000     115,459
*   IRC, Ltd...........................................  1,958,000     173,309
    IT, Ltd............................................  1,339,087     493,509
*   Jinhui Holdings Co., Ltd...........................    167,000      34,246
*   JLF Investment Co., Ltd............................    250,000      12,576
    Johnson Electric Holdings, Ltd.....................    768,750   2,975,787
#   K Wah International Holdings, Ltd..................  2,616,248   1,906,872

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Ka Shui International Holdings, Ltd................    134,000 $   18,754
    Kam Hing International Holdings, Ltd...............     74,000      5,314
    Kantone Holdings, Ltd..............................  2,444,360     39,204
    Kerry Logistics Network, Ltd.......................    390,791    637,900
    Kerry Properties, Ltd..............................  1,031,583  3,765,330
*   King Stone Energy Group, Ltd.......................  1,196,000     39,963
    Kingmaker Footwear Holdings, Ltd...................    754,000    129,362
#   Kingston Financial Group, Ltd......................  4,659,000    519,670
*   Ko Yo Chemical Group, Ltd..........................  5,180,000     73,522
    Kowloon Development Co., Ltd.......................    814,000    987,193
#   L'Occitane International SA........................    655,000  1,683,182
*   Lai Sun Development Co., Ltd....................... 23,244,666    583,602
    Lam Soon Hong Kong, Ltd............................     12,000     11,062
    Lee's Pharmaceutical Holdings, Ltd.................    115,000    148,548
    Lerado Group Holding Co., Ltd......................    672,000     97,704
    Li & Fung, Ltd.....................................  3,397,250  4,516,846
    Lifestyle International Holdings, Ltd..............    818,000  1,597,770
    Lippo China Resources, Ltd.........................  5,626,000    282,616
    Lippo, Ltd.........................................    102,000     59,608
#   Liu Chong Hing Investment, Ltd.....................    306,000    401,029
    Luen Thai Holdings, Ltd............................    336,000     91,264
#   Luk Fook Holdings International, Ltd...............  1,191,000  3,691,432
    Luks Group Vietnam Holdings Co., Ltd...............    130,000     35,340
    Lung Kee Bermuda Holdings..........................    280,000     97,414
    Magnificent Estates................................  4,256,000    212,859
    Man Wah Holdings, Ltd..............................  1,406,000  2,073,245
    Man Yue Technology Holdings, Ltd...................    706,000    171,507
*   Mei Ah Entertainment Group, Ltd....................  3,580,000    388,682
    Melco Crown Entertainment, Ltd.....................      5,700     63,496
    Melco Crown Entertainment, Ltd. ADR................     18,597    617,420
    Melco International Development, Ltd...............    941,000  2,795,342
    MGM China Holdings, Ltd............................    430,000  1,572,358
#*  Midland Holdings, Ltd..............................  2,070,000  1,118,645
    Ming Fai International Holdings, Ltd...............    453,000     44,796
*   Ming Fung Jewellery Group, Ltd.....................  6,556,000     66,456
    Miramar Hotel & Investment.........................    241,000    301,675
#*  Mongolian Mining Corp..............................  2,378,500    167,991
    MTR Corp., Ltd.....................................    578,317  2,271,945
#   NagaCorp, Ltd......................................  2,992,000  2,618,390
    Natural Beauty Bio-Technology, Ltd.................     70,000      3,593
*   Neo-Neon Holdings, Ltd.............................  1,247,000    252,616
*   Neptune Group, Ltd.................................  6,370,000    141,996
    New World Development Co., Ltd.....................  6,695,839  8,443,703
#   Newocean Energy Holdings, Ltd......................  2,856,000  1,952,167
*   Next Media, Ltd....................................  1,192,000    156,549
*   North Asia Resources Holdings, Ltd.................    615,000     11,508
    NWS Holdings, Ltd..................................  1,468,538  2,720,675
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  2,990,000    219,951
    Orient Overseas International, Ltd.................    535,000  2,849,903
    Oriental Watch Holdings............................  1,152,240    281,141
    Pacific Andes International Holdings, Ltd..........  2,950,274    115,430
    Pacific Basin Shipping, Ltd........................  4,068,000  2,450,416
#   Pacific Textiles Holdings, Ltd.....................  1,454,000  1,820,303

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Paliburg Holdings, Ltd.............................   662,790 $   231,701
#   Paradise Entertainment, Ltd........................   584,000     409,338
    PCCW, Ltd.......................................... 7,207,265   4,403,593
    PCCW, Ltd. ADR.....................................     7,400      44,955
#*  Peace Mark Holdings, Ltd...........................   308,000          --
*   Pearl Oriental Oil, Ltd............................ 2,842,627      81,292
    Pegasus International Holdings, Ltd................    82,000      12,529
    Perfect Shape PRC Holdings, Ltd....................   316,000      73,001
#   Pico Far East Holdings, Ltd........................ 1,042,000     240,508
    Playmates Holdings, Ltd............................   119,400     150,118
    Playmates Toys, Ltd................................   964,000     422,547
    PNG Resources Holdings, Ltd........................ 7,904,000      53,033
    Polytec Asset Holdings, Ltd........................ 3,590,000     555,786
    Power Assets Holdings, Ltd.........................   442,500   3,955,350
#   Prada SpA..........................................   113,600     807,127
    Public Financial Holdings, Ltd.....................   464,000     221,200
    PYI Corp., Ltd..................................... 5,416,552     126,962
    Regal Hotels International Holdings, Ltd........... 1,059,400     630,251
*   Richfield Group Holdings, Ltd...................... 2,392,000      68,587
*   Rising Development Holdings, Ltd...................   236,000     142,996
#   SA SA International Holdings, Ltd.................. 1,698,000   1,353,906
    Samsonite International SA......................... 1,570,800   4,867,794
#*  Sandmartin International Holdings, Ltd.............   270,000      25,822
    Sands China, Ltd...................................   416,000   3,056,792
    SAS Dragon Hldg, Ltd...............................   738,000     256,245
    SCMP Group, Ltd....................................    10,000       1,480
    SEA Holdings, Ltd..................................   246,000     153,745
    Shangri-La Asia, Ltd............................... 2,008,166   3,172,919
#   Shenyin Wanguo HK, Ltd.............................   470,000     286,756
*   Shougang Concord Technology Holdings............... 1,600,000      61,270
*   Shun Tak Holdings, Ltd............................. 3,918,250   1,999,113
*   Silver base Group Holdings, Ltd....................   470,000      59,341
*   Simsen International Corp., Ltd....................    24,000      14,617
    Sing Tao News Corp., Ltd...........................   490,000      67,653
    Singamas Container Holdings, Ltd................... 3,084,000     592,212
    Sino Land Co., Ltd................................. 2,633,265   4,523,567
*   Sino-Tech International Holdings, Ltd.............. 5,110,000      36,638
    Sitoy Group Holdings, Ltd..........................   319,000     222,184
    SJM Holdings, Ltd..................................   905,699   2,419,723
#   SmarTone Telecommunications Holdings, Ltd.......... 1,286,803   1,871,685
*   SOCAM Development, Ltd.............................   432,488     411,252
*   Solomon Systech International, Ltd.................   754,000      40,056
    Soundwill Holdings, Ltd............................    36,000      64,890
*   South China China, Ltd............................. 1,088,000      98,645
#   Stella International Holdings, Ltd.................   457,500   1,277,990
    Stelux Holdings International, Ltd.................   637,600     164,152
*   Success Universe Group, Ltd........................ 2,804,000     101,961
    Sun Hing Vision Group Holdings, Ltd................   122,000      39,679
#   Sun Hung Kai & Co., Ltd............................ 1,315,787   1,121,854
    Sun Hung Kai Properties, Ltd.......................   759,511  11,519,037
    Swire Pacific, Ltd. Class A........................   212,000   2,728,167
    Swire Pacific, Ltd. Class B........................   215,000     513,511
    Swire Properties, Ltd..............................   393,050   1,286,438

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
HONG KONG -- (Continued)
*   Symphony Holdings, Ltd.............................   511,500 $     36,876
    TAI Cheung Holdings, Ltd...........................   498,000      409,920
    Tai Sang Land Development, Ltd.....................   145,523       68,251
*   Talent Property Group, Ltd......................... 1,245,000       15,678
    Tan Chong International, Ltd.......................   372,000      156,667
    Tao Heung Holdings, Ltd............................    36,000       21,497
*   Taung Gold International, Ltd...................... 3,200,000       85,883
*   Technovator International, Ltd.....................   628,000      290,215
    Techtronic Industries Co........................... 1,934,000    5,796,744
    Television Broadcasts, Ltd.........................   534,500    3,471,733
*   Termbray Industries International Holdings, Ltd....   112,000       11,791
    Texwinca Holdings, Ltd............................. 1,270,000    1,194,087
#*  Titan Petrochemicals Group, Ltd.................... 3,200,000        1,032
    Tradelink Electronic Commerce, Ltd................. 1,382,000      357,001
    Transport International Holdings, Ltd..............   291,800      538,279
#   Trinity, Ltd....................................... 2,992,000      752,519
*   TSC Group Holdings, Ltd............................ 1,018,000      481,316
    Tse Sui Luen Jewellery International, Ltd..........    60,000       23,635
#*  United Laboratories International Holdings, Ltd.
      (The)............................................ 1,187,500      788,154
*   Universe International Holdings, Ltd............... 2,910,000       51,353
#   Value Partners Group, Ltd.......................... 2,062,000    1,494,195
    Varitronix International, Ltd......................   693,000      635,628
    Vedan International Holdings, Ltd.................. 1,192,000       66,562
    Victory City International Holdings, Ltd........... 1,715,486      224,225
#   Vitasoy International Holdings, Ltd................   862,000    1,109,114
    VST Holdings, Ltd.................................. 1,491,200      381,166
#   VTech Holdings, Ltd................................   181,900    2,248,754
    Wai Kee Holdings, Ltd..............................   222,000       67,791
    Wang On Group, Ltd................................. 8,920,000      300,823
    Wharf Holdings, Ltd. (The).........................   695,750    5,531,744
    Wheelock & Co., Ltd................................ 1,072,000    5,405,260
    Win Hanverky Holdings, Ltd.........................    32,000        4,127
#   Wing Hang Bank, Ltd................................   324,894    5,240,192
    Wing On Co. International, Ltd.....................   123,137      353,480
    Wing Tai Properties, Ltd...........................   374,000      236,372
    Wong's Kong King International.....................   110,000        9,220
#   Wynn Macau, Ltd....................................   389,200    1,658,540
    Xinyi Glass Holdings, Ltd.......................... 6,124,000    3,581,866
#   Xinyi Solar Holdings, Ltd.......................... 3,204,000      908,441
    Yau Lee Holdings, Ltd..............................   218,000       46,320
    Yeebo International Hldg...........................    26,000        4,354
    YGM Trading, Ltd...................................   103,000      231,155
    Yue Yuen Industrial Holdings, Ltd.................. 1,322,000    4,409,429
    Zhuhai Holdings Investment Group, Ltd..............   294,000       50,939
                                                                  ------------
TOTAL HONG KONG........................................            329,924,724
                                                                  ------------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 7,603,106    2,671,591
#*  Bank of Ireland Sponsored ADR......................    82,095    1,168,211
    C&C Group P.L.C.(B010DT8)..........................    24,767      140,027
    C&C Group P.L.C.(B011Y09)..........................   494,136    2,807,989
    CRH P.L.C.(0182704)................................    71,685    1,668,307
    CRH P.L.C.(4182249)................................   161,099    3,760,134

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
IRELAND -- (Continued)
#   CRH P.L.C. Sponsored ADR...........................   424,196 $ 9,964,364
    Dragon Oil P.L.C...................................   313,971   2,957,443
    FBD Holdings P.L.C.(0329028).......................    18,709     368,047
    FBD Holdings P.L.C.(4330231).......................    33,150     635,177
    Glanbia P.L.C.(0066950)............................    74,909   1,151,579
    Glanbia P.L.C.(4058629)............................   119,387   1,836,733
    IFG Group P.L.C....................................    45,155     101,255
    Irish Continental Group P.L.C......................    94,035     335,110
*   Kenmare Resources P.L.C............................   357,459      86,605
    Kerry Group P.L.C. Class A(0490656)................    76,886   5,702,292
    Kerry Group P.L.C. Class A(4519579)................    17,572   1,305,094
    Kingspan Group P.L.C.(0492793).....................    19,320     328,784
    Kingspan Group P.L.C.(4491235).....................   253,503   4,340,720
    Paddy Power P.L.C.(0258810)........................     7,672     543,267
    Paddy Power P.L.C.(4828974)........................    29,390   2,075,221
    Smurfit Kappa Group P.L.C..........................   255,874   5,552,772
                                                                  -----------
TOTAL IRELAND..........................................            49,500,722
                                                                  -----------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.....................   338,410     600,372
*   Africa Israel Properties, Ltd......................    18,481     318,337
*   Airport City, Ltd..................................    49,239     487,735
*   AL-ROV Israel, Ltd.................................     7,750     265,184
*   Allot Communications, Ltd..........................     5,559      71,478
#*  Alon Blue Square Israel, Ltd.......................    25,445      83,086
*   Alrov Properties and Lodgings, Ltd.................     1,870      46,664
    Amot Investments, Ltd..............................   119,807     395,608
*   AudioCodes, Ltd....................................    29,705     172,485
    Avgol Industries 1953, Ltd.........................    30,929      28,193
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    20,709      18,467
    Azrieli Group......................................    67,747   2,204,376
    Babylon, Ltd.......................................    23,921      31,522
    Bank Hapoalim BM................................... 1,164,122   6,790,611
*   Bank Leumi Le-Israel BM............................ 1,336,673   5,248,697
    Bayside Land Corp..................................       972     267,112
    Bezeq The Israeli Telecommunication Corp., Ltd..... 1,913,292   3,562,581
*   Bio-cell, Ltd......................................       937       5,464
*   Brainsway, Ltd.....................................     1,406      21,652
#   Cellcom Israel, Ltd.(B23WQK8)......................    27,249     336,654
#*  Cellcom Israel, Ltd.(M2196U109)....................    20,870     254,823
*   Ceragon Networks, Ltd..............................    14,237      28,500
#*  Clal Biotechnology Industries, Ltd.................   136,587     350,934
*   Clal Insurance Enterprises Holdings, Ltd...........    46,887     877,558
*   Compugen, Ltd......................................     1,314      10,960
    Delek Automotive Systems, Ltd......................    41,602     433,210
    Delek Group, Ltd...................................     4,824   1,892,796
#   Delta-Galil Industries, Ltd........................    11,145     331,281
*   El Al Israel Airlines..............................   152,065      23,454
    Elbit Systems, Ltd.(6308913).......................    35,171   2,203,980
    Elbit Systems, Ltd.(M3760D101).....................       500      31,370
    Electra, Ltd.......................................     2,349     330,715
*   Elron Electronic Industries, Ltd...................     6,344      56,754
*   Evogene, Ltd.......................................    16,344     215,300

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
*   EZchip Semiconductor, Ltd.(6554998)..................     2,588 $    62,689
#*  EZchip Semiconductor, Ltd.(M4146Y108)................    24,727     597,652
    First International Bank Of Israel, Ltd..............    59,076     948,125
    FMS Enterprises Migun, Ltd...........................     3,360      40,510
    Formula Systems 1985, Ltd............................    11,080     302,160
#   Fox Wizel, Ltd.......................................     5,532     120,401
    Frutarom Industries, Ltd.............................    54,460   1,352,634
*   Gilat Satellite Networks, Ltd.(B01BZ39)..............    28,182     128,196
#*  Gilat Satellite Networks, Ltd.(M51474118)............     4,324      20,107
    Golf & Co., Ltd......................................    12,895      39,103
*   Hadera Paper, Ltd....................................     3,551     140,366
    Harel Insurance Investments & Financial Services,
      Ltd................................................   282,670   1,649,417
#*  Industrial Buildings Corp............................    69,029     137,535
#   Israel Chemicals, Ltd................................   174,096   1,415,618
*   Israel Discount Bank, Ltd. Class A................... 1,511,176   2,632,546
    Israel Land Development Co., Ltd. (The)..............     7,214      35,113
    Ituran Location and Control, Ltd.(B0LDC23)...........    18,403     426,696
    Ituran Location and Control, Ltd.(M6158M104).........     2,473      56,879
*   Jerusalem Oil Exploration............................    22,060     990,980
*   Kamada, Ltd..........................................    23,951     164,423
    Magic Software Enterprises, Ltd......................    10,713      75,549
    Matrix IT, Ltd.......................................    71,727     393,068
#*  Mazor Robotics, Ltd..................................    29,389     200,839
    Meitav DS Investments, Ltd...........................    17,159      58,945
#   Melisron, Ltd........................................    23,705     629,214
    Menorah Mivtachim Holdings, Ltd......................    58,152     697,779
    Migdal Insurance & Financial Holding, Ltd............   569,762     909,923
    Mivtach Shamir Holdings, Ltd.........................     8,889     292,482
    Mizrahi Tefahot Bank, Ltd............................   306,647   3,877,542
*   Naphtha Israel Petroleum Corp., Ltd..................    47,262     338,344
    Neto ME Holdings, Ltd................................     1,394      83,391
    NICE Systems, Ltd. Sponsored ADR.....................    40,805   1,613,430
*   Nitsba Holdings 1995, Ltd............................    43,332     652,935
*   Nova Measuring Instruments, Ltd......................    13,791     139,677
#*  Oil Refineries, Ltd.................................. 2,542,052     765,560
    Ormat Industries.....................................   164,962   1,195,258
    Osem Investments, Ltd................................    32,639     766,109
#*  Partner Communications Co., Ltd......................    86,407     655,141
#*  Partner Communications Co., Ltd. ADR.................    11,519      85,816
    Paz Oil Co., Ltd.....................................     8,757   1,408,419
    Phoenix Holdings, Ltd. (The).........................   139,992     498,536
    Plasson Industries, Ltd..............................     1,880      76,270
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd..     7,428     367,087
*   Sapiens International Corp. NV.......................     4,537      33,468
    Shikun & Binui, Ltd..................................   261,461     623,268
#   Shufersal, Ltd.......................................    71,447     226,523
    Strauss Group, Ltd...................................    43,223     848,317
    Teva Pharmaceutical Industries, Ltd..................       264      14,136
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   466,468  24,956,038
*   Tower Semiconductor, Ltd.............................    22,626     232,978

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
*   Union Bank of Israel...............................    38,349 $   165,831
                                                                  -----------
TOTAL ISRAEL...........................................            82,140,936
                                                                  -----------
ITALY -- (2.4%)
*   A.S. Roma SpA......................................   145,757     124,583
    A2A SpA............................................ 2,071,109   2,363,364
    ACEA SpA...........................................    87,181   1,269,585
#*  Acotel Group SpA...................................       164       3,515
*   Aeffe SpA..........................................    68,280     127,131
#   Aeroporto di Venezia Marco Polo SpA - SAVE.........    28,144     459,020
    Alerion Cleanpower SpA.............................    26,861     110,615
    Amplifon SpA.......................................   119,414     713,316
    Ansaldo STS SpA....................................   177,850   1,736,891
#*  Arnoldo Mondadori Editore SpA......................   275,035     325,127
    Ascopiave SpA......................................    87,575     228,247
    Assicurazioni Generali SpA.........................   462,502   9,653,780
#   Astaldi SpA........................................   189,137   1,820,715
    Atlantia SpA.......................................   182,201   4,822,177
*   Autogrill SpA......................................   215,647   1,835,118
    Azimut Holding SpA.................................   155,487   4,002,337
*   Banca Carige SpA................................... 5,419,342   1,035,207
    Banca Finnat Euramerica SpA........................   202,150     120,789
    Banca Generali SpA.................................    92,606   2,586,279
#   Banca IFIS SpA.....................................    30,778     564,632
*   Banca Monte dei Paschi di Siena SpA................ 3,807,702   6,872,237
#*  Banca Popolare dell'Emilia Romagna SC.............. 1,348,574  11,401,532
#*  Banca Popolare dell'Etruria e del Lazio............   379,282     357,190
*   Banca Popolare di Milano Scarl..................... 6,472,786   5,640,518
    Banca Popolare di Sondrio SCARL....................   646,025   2,935,847
    Banca Profilo SpA..................................   191,941      92,750
    Banco di Desio e della Brianza SpA.................    30,473     113,856
*   Banco Popolare SC..................................   635,651   9,816,775
*   BasicNet SpA.......................................    47,125     144,855
#*  Beghelli SpA.......................................    52,121      28,757
    Biesse SpA.........................................    35,855     436,954
    Brembo SpA.........................................    45,565   1,674,192
#*  Brioschi Sviluppo Immobiliare SpA..................   218,173      29,531
#   Brunello Cucinelli SpA.............................    14,284     320,585
#   Buzzi Unicem SpA...................................   162,388   2,633,376
    Cairo Communication SpA............................    13,925     100,966
*   Carraro SpA........................................    24,693      79,835
    Cembre SpA.........................................     4,534      63,291
    Cementir Holding SpA...............................   117,265     914,169
*   CIR-Compagnie Industriali Riunite SpA..............   904,728   1,257,337
    CNH Industrial NV..................................   279,915   2,583,592
    Credito Emiliano SpA...............................   201,689   1,692,537
*   Credito Valtellinese Scarl......................... 1,798,166   2,198,673
#   d'Amico International Shipping SA..................   149,651     101,338
    Danieli & C Officine Meccaniche SpA................    22,187     634,057
    Datalogic SpA......................................    21,304     244,700
    Davide Campari-Milano SpA..........................   217,081   1,693,458
    De' Longhi.........................................    74,883   1,589,854
*   Delclima...........................................    35,945      65,552

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
#   DiaSorin SpA.......................................    22,372 $   895,228
*   Ei Towers SpA......................................    13,744     739,920
    El.En. SpA.........................................     1,980      57,927
    Elica SpA..........................................     6,214      14,227
    Enel Green Power SpA............................... 1,159,587   3,207,313
    Enel SpA........................................... 1,066,729   6,072,867
    Engineering SpA....................................    10,702     576,295
    Eni SpA............................................ 1,092,046  27,788,102
#   Eni SpA Sponsored ADR..............................   221,992  11,277,194
    ERG SpA............................................   145,524   2,155,454
    Esprinet SpA.......................................    66,385     680,120
*   Eurotech SpA.......................................    93,990     249,844
    Falck Renewables SpA...............................   309,609     531,215
#*  Fiat SpA........................................... 1,242,405  11,924,002
*   Fiat SpA Sponsored ADR.............................     8,900      85,618
*   Finmeccanica SpA...................................   770,085   7,094,702
    FNM SpA............................................   146,716     113,069
    Gas Plus SpA.......................................     5,879      33,846
#*  Geox SpA...........................................   139,690     518,125
#*  Gruppo Editoriale L'Espresso SpA...................   350,809     553,496
    Gruppo MutuiOnline SpA.............................       659       4,118
#   Gtech Spa..........................................    87,842   2,111,115
    Hera SpA...........................................   938,841   2,539,300
*   IMMSI SpA..........................................   569,175     477,756
*   Indesit Co. SpA....................................    66,609     963,483
    Industria Macchine Automatiche SpA.................    21,983     876,193
*   Intek Group SpA....................................   448,638     249,923
    Interpump Group SpA................................   112,611   1,437,156
    Intesa Sanpaolo SpA................................ 6,344,733  18,841,461
    Iren SpA...........................................   781,225   1,100,863
    Italcementi SpA....................................   459,715   3,410,518
    Italmobiliare SpA..................................    16,223     650,688
*   Juventus Football Club SpA.........................   838,886     254,725
    La Doria SpA.......................................    23,017     167,557
*   Landi Renzo SpA....................................    62,245      93,114
    Luxottica Group SpA................................    56,460   3,114,848
    Luxottica Group SpA Sponsored ADR..................    13,400     735,660
#*  Maire Tecnimont SpA................................   188,284     495,082
    MARR SpA...........................................    46,325     766,410
*   Mediaset SpA....................................... 1,010,621   4,009,134
*   Mediobanca SpA..................................... 1,035,091   9,123,380
    Mediolanum SpA.....................................   254,668   1,935,466
    Nice SpA...........................................    16,046      63,392
    Parmalat SpA.......................................   940,095   3,106,755
#*  Piaggio & C SpA....................................   285,621     850,423
*   Pininfarina SpA....................................     3,163      13,462
    Pirelli & C. SpA...................................   254,580   3,796,610
#*  Prelios SpA........................................   172,870     103,584
*   Prima Industrie SpA................................     8,877     150,916
    Prysmian SpA.......................................   175,137   3,724,158
#*  RCS MediaGroup SpA.................................   106,352     158,295
    Recordati SpA......................................   144,630   2,387,215
#*  Reno de Medici SpA.................................   220,924      88,719

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Reply SpA..........................................      6,604 $    492,505
#*  Retelit SpA........................................    296,755      227,764
    Sabaf SpA..........................................      3,507       56,636
    SAES Getters SpA...................................      4,958       47,480
*   Safilo Group SpA...................................     75,665    1,571,480
*   Saipem SpA.........................................    118,965    2,770,933
#*  Salini Impregilo SpA...............................     99,008      448,249
    Salvatore Ferragamo SpA............................     19,755      543,363
*   Saras SpA..........................................    625,765      779,395
    Servizi Italia SpA.................................      3,824       23,644
#*  Snai SpA...........................................     53,214      124,634
    Snam SpA...........................................    715,789    4,219,492
    Societa Cattolica di Assicurazioni SCRL............     78,090    1,663,512
    Societa Iniziative Autostradali e Servizi SpA......    178,226    2,120,309
*   Societa Partecipazioni Finanziarie SpA.............    271,551           --
*   Sogefi SpA.........................................     79,982      320,469
    SOL SpA............................................     41,381      349,919
*   Sorin SpA..........................................    474,999    1,304,303
*   Telecom Italia Media SpA...........................      5,706        9,269
#*  Telecom Italia SpA................................. 14,410,418   16,605,002
#*  Telecom Italia SpA Sponsored ADR...................    342,088    3,903,224
    Tenaris SA.........................................      4,201       90,436
#   Tenaris SA ADR.....................................     49,796    2,139,734
    Terna Rete Elettrica Nazionale SpA.................  1,317,124    6,927,004
#*  Tiscali SpA........................................  2,735,137      211,377
#   Tod's SpA..........................................      9,000      987,236
    Trevi Finanziaria Industriale SpA..................    113,172      902,603
*   Uni Land SpA.......................................     58,555           --
    UniCredit SpA......................................  1,967,221   15,346,522
    Unione di Banche Italiane SCPA.....................  1,609,345   13,249,595
    Unipol Gruppo Finanziario SpA......................    457,782    2,509,768
#   UnipolSai SpA......................................  1,482,313    4,487,260
    Vianini Lavori SpA.................................     30,957      213,676
    Vittoria Assicurazioni SpA.........................     56,042      770,434
*   World Duty Free SpA................................     76,248      868,095
*   Yoox SpA...........................................     48,421    1,274,328
    Zignago Vetro SpA..................................     41,504      287,096
                                                                   ------------
TOTAL ITALY............................................             319,837,531
                                                                   ------------
JAPAN -- (18.5%)
    77 Bank, Ltd. (The)................................    631,000    3,285,402
#*  A&A Material Corp..................................     42,000       48,359
    A&D Co., Ltd.......................................     34,700      180,024
#   ABC-Mart, Inc......................................     24,700    1,333,899
#   Accordia Golf Co., Ltd.............................    264,100    3,294,431
    Achilles Corp......................................    358,000      500,988
#   Adastria Holdings Co., Ltd.........................     45,850    1,035,869
    ADEKA Corp.........................................    189,700    2,615,254
    Aderans Co., Ltd...................................     22,100      324,110
    Advan Co., Ltd.....................................     21,700      231,489
#   Advantest Corp.....................................    111,000    1,239,260
#   Advantest Corp. ADR................................     15,767      177,221
#   Aeon Co., Ltd......................................  1,009,400   11,333,658

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Aeon Delight Co., Ltd..............................  37,200 $   888,621
#   Aeon Fantasy Co., Ltd..............................  25,600     344,380
    Aeon Mall Co., Ltd.................................  13,420     314,477
*   AGORA Hospitality Group Co., Ltd...................  41,000      17,324
    Agrex, Inc.........................................   4,200      43,903
    Ahresty Corp.......................................  63,100     550,764
    Ai Holdings Corp...................................  60,100   1,111,750
    Aica Kogyo Co., Ltd................................  51,600   1,112,357
    Aichi Bank, Ltd. (The).............................  17,500     857,953
    Aichi Corp.........................................  55,800     257,180
    Aichi Steel Corp................................... 325,000   1,287,346
    Aichi Tokei Denki Co., Ltd.........................  70,000     208,342
    Aida Engineering, Ltd..............................  96,700     919,719
*   Aigan Co., Ltd.....................................   3,200       8,633
    Ain Pharmaciez, Inc................................  24,500   1,140,873
    Aiphone Co., Ltd...................................  14,300     267,140
#   Air Water, Inc..................................... 275,000   4,398,080
    Airport Facilities Co., Ltd........................  44,700     297,998
    Aisan Industry Co., Ltd............................  77,500     636,570
    Aisin Seiki Co., Ltd............................... 271,200  10,532,834
    Aizawa Securities Co., Ltd.........................  33,400     169,133
#   Ajinomoto Co., Inc................................. 442,000   6,794,483
#   Akebono Brake Industry Co., Ltd.................... 173,800     840,870
    Akita Bank, Ltd. (The)............................. 362,000   1,020,658
    Alconix Corp.......................................  15,600     234,719
#   Alfresa Holdings Corp..............................  31,400   1,874,596
    Alinco, Inc........................................   9,900     115,309
    Allied Telesis Holdings K.K........................ 125,800     105,228
    Alpen Co., Ltd.....................................  40,400     676,369
    Alpha Corp.........................................   3,500      35,533
    Alpha Systems, Inc.................................   8,520     124,894
    Alpine Electronics, Inc............................ 136,000   2,142,404
    Alps Electric Co., Ltd............................. 289,300   4,015,496
    Alps Logistics Co., Ltd............................  10,900     116,736
    Altech Corp........................................  12,600     140,124
#   Amada Co., Ltd..................................... 616,000   5,983,243
#   Amano Corp......................................... 127,500   1,482,112
    Amiyaki Tei Co., Ltd...............................   8,800     320,713
    ANA Holdings, Inc.................................. 372,000     920,335
    Anest Iwata Corp...................................  68,300     479,388
    Anritsu Corp....................................... 167,800   1,599,016
    AOI Electronic Co., Ltd............................   2,700      78,252
    AOI Pro, Inc.......................................   5,500      36,694
    AOKI Holdings, Inc.................................  94,000   1,229,578
    Aomori Bank, Ltd. (The)............................ 373,000   1,075,666
    Aoyama Trading Co., Ltd............................  81,700   2,081,887
#   Aozora Bank, Ltd................................... 796,000   2,704,876
    Arakawa Chemical Industries, Ltd...................  22,600     276,844
    Arata Corp.........................................   4,000      13,120
    Araya Industrial Co., Ltd..........................  59,000      92,169
    Arcland Sakamoto Co., Ltd..........................  43,700     967,807
    Arcs Co., Ltd......................................  65,273   1,378,884
    Argo Graphics, Inc.................................     500       8,357

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Ariake Japan Co., Ltd..............................    25,900 $   656,350
    Arisawa Manufacturing Co., Ltd.....................    80,600     547,448
*   Arrk Corp..........................................    90,600     138,513
#   Artnature, Inc.....................................    10,700     313,738
    As One Corp........................................    23,590     707,659
    Asahi Broadcasting Corp............................     4,900      30,026
    Asahi Co., Ltd.....................................    36,400     487,588
    Asahi Diamond Industrial Co., Ltd..................    95,700   1,400,524
#   Asahi Glass Co., Ltd............................... 1,182,000   7,004,293
    Asahi Group Holdings, Ltd..........................   101,100   3,049,037
    Asahi Holdings, Inc................................    67,500   1,163,330
    Asahi Intecc Co., Ltd..............................    21,600     895,826
    Asahi Kasei Corp................................... 1,473,000  11,641,300
    Asahi Kogyosha Co., Ltd............................    31,000     121,212
    Asahi Organic Chemicals Industry Co., Ltd..........   104,000     219,634
*   Asanuma Corp.......................................   138,000     189,353
    Asatsu-DK, Inc.....................................    71,000   1,814,779
    Asax Co., Ltd......................................     2,200      27,398
#*  Ashimori Industry Co., Ltd.........................   100,000     210,344
#   Asics Corp.........................................    42,700     906,200
    ASKA Pharmaceutical Co., Ltd.......................    47,300     511,522
#   ASKUL Corp.........................................    23,500     648,566
    Astellas Pharma, Inc...............................   223,000   3,024,014
    Asunaro Aoki Construction Co., Ltd.................    40,500     242,374
#   Atom Corp..........................................    29,300     169,800
    Autobacs Seven Co., Ltd............................   122,800   2,009,326
#   Avex Group Holdings, Inc...........................    85,500   1,459,940
    Awa Bank, Ltd. (The)...............................   348,000   1,973,010
    Axell Corp.........................................    10,800     170,725
    Axial Retailing, Inc...............................     9,200     160,508
    Azbil Corp.........................................   116,800   2,938,887
    Bandai Namco Holdings, Inc.........................   123,200   3,118,045
    Bando Chemical Industries, Ltd.....................   150,000     616,858
    Bank of Iwate, Ltd. (The)..........................    29,300   1,345,123
    Bank of Kochi, Ltd. (The)..........................    12,000      16,151
    Bank of Kyoto, Ltd. (The)..........................   579,000   5,259,417
    Bank of Nagoya, Ltd. (The).........................   318,000   1,210,568
#   Bank of Okinawa, Ltd. (The)........................    33,050   1,411,753
    Bank of Saga, Ltd. (The)...........................   236,000     542,159
#   Bank of the Ryukyus, Ltd...........................    90,800   1,332,510
    Bank of Yokohama, Ltd. (The).......................   949,000   5,399,934
    Belc Co., Ltd......................................    19,438     537,997
    Belluna Co., Ltd...................................    97,700     474,012
    Benefit One, Inc...................................    10,300      89,679
#   Benesse Holdings, Inc..............................    35,000   1,318,514
    Best Denki Co., Ltd................................    81,600     113,332
#   Bic Camera, Inc....................................   150,600   1,305,540
#   Bit-isle, Inc......................................    73,400     443,861
    BML, Inc...........................................    30,200   1,205,912
    Bookoff Corp.......................................    32,200     252,981
    Bridgestone Corp...................................   183,700   6,629,798
#   Brother Industries, Ltd............................   252,900   4,524,708
    Bunka Shutter Co., Ltd.............................    96,000     819,314

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    C Uyemura & Co., Ltd...............................     3,300 $  180,402
    Calbee, Inc........................................    53,600  1,591,768
    Calsonic Kansei Corp...............................   456,000  2,999,081
#   Can Do Co., Ltd....................................    13,500    215,303
    Canon Electronics, Inc.............................    48,200    923,608
#   Canon Marketing Japan, Inc.........................   100,100  2,039,494
    Canon, Inc.........................................   298,034  9,750,256
#   Canon, Inc. Sponsored ADR..........................    59,377  1,946,972
    Capcom Co., Ltd....................................    80,300  1,466,687
    Carlit Holdings Co., Ltd...........................    22,000    117,096
#   Casio Computer Co., Ltd............................   241,500  4,063,324
    Cawachi, Ltd.......................................    40,800    737,677
#   Central Glass Co., Ltd.............................   460,000  1,598,270
#   Central Japan Railway Co...........................    22,800  3,238,098
#   Central Sports Co., Ltd............................     1,100     17,603
    Century Tokyo Leasing Corp.........................   106,730  3,427,099
    Chiba Bank, Ltd. (The).............................   756,000  5,503,289
    Chiba Kogyo Bank, Ltd. (The).......................   125,000    944,557
    Chino Corp.........................................    11,400    147,624
    Chiyoda Co., Ltd...................................    50,300  1,111,839
    Chiyoda Integre Co., Ltd...........................    35,200    514,422
    Chori Co., Ltd.....................................    24,400    308,337
*   Chubu Electric Power Co., Inc......................   205,000  2,383,042
    Chubu Shiryo Co., Ltd..............................    29,700    194,564
    Chuetsu Pulp & Paper Co., Ltd......................   134,000    235,673
*   Chugai Mining Co., Ltd.............................   259,700     78,287
#   Chugai Pharmaceutical Co., Ltd.....................    21,300    708,926
    Chugai Ro Co., Ltd.................................   116,000    248,865
    Chugoku Bank, Ltd. (The)...........................   243,800  3,745,784
#   Chugoku Electric Power Co., Inc. (The).............    94,500  1,256,437
#   Chugoku Marine Paints, Ltd.........................   115,000    870,523
    Chukyo Bank, Ltd. (The)............................   192,000    340,575
    Chuo Gyorui Co., Ltd...............................    38,000     90,492
    Chuo Spring Co., Ltd...............................    60,000    183,092
    Citizen Holdings Co., Ltd..........................   428,750  3,408,949
    CKD Corp...........................................   110,500    986,468
#*  Clarion Co., Ltd...................................   501,000  1,995,465
    Cleanup Corp.......................................    55,600    509,923
#   CMIC Holdings Co., Ltd.............................    25,200    474,309
*   CMK Corp...........................................    66,500    171,923
*   Co-Op Chemical Co., Ltd............................    26,000     28,749
    Coca-Cola East Japan Co., Ltd......................    83,067  2,220,208
    Coca-Cola West Co., Ltd............................   133,902  2,231,646
#   Cocokara fine, Inc.................................    28,820    788,258
    Colowide Co., Ltd..................................    60,200    794,947
    Computer Engineering & Consulting, Ltd.............    17,600    120,447
    COMSYS Holdings Corp...............................   184,200  3,409,408
    CONEXIO Corp.......................................    17,100    150,130
#   COOKPAD, Inc.......................................    23,400    659,978
    Core Corp..........................................     4,800     34,612
    Corona Corp........................................    21,700    247,938
    Cosel Co., Ltd.....................................    27,300    342,137
    Cosmo Oil Co., Ltd................................. 1,209,000  2,423,485

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
*   Cosmos Initia Co., Ltd.............................  17,500 $   79,790
#   Cosmos Pharmaceutical Corp.........................   9,100  1,115,172
    Create Medic Co., Ltd..............................   3,500     33,558
    CREATE SD HOLDINGS Co., Ltd........................   9,900    359,718
#   Credit Saison Co., Ltd............................. 156,300  3,075,329
    Cresco, Ltd........................................  35,100    410,539
#   CROOZ, Inc.........................................  11,000    396,786
#   Cross Plus, Inc....................................   2,000     15,197
    CTI Engineering Co., Ltd...........................  12,800    162,599
    Cybernet Systems Co., Ltd..........................   4,600     16,822
    Cybozu, Inc........................................  13,000     52,206
#   DA Consortium, Inc.................................  68,600    338,049
    Dai Nippon Printing Co., Ltd....................... 421,000  4,318,761
    Dai Nippon Toryo Co., Ltd.......................... 293,000    452,855
    Dai-Dan Co., Ltd...................................  42,000    249,681
    Dai-ichi Life Insurance Co., Ltd. (The)............ 340,900  4,802,132
    Dai-ichi Seiko Co., Ltd............................  12,100    203,941
    Daibiru Corp.......................................  96,100  1,060,444
    Daicel Corp........................................ 584,000  5,893,967
    Daido Kogyo Co., Ltd...............................  84,000    213,294
    Daido Metal Co., Ltd...............................  82,000  1,116,947
#   Daido Steel Co., Ltd............................... 475,000  2,219,680
    Daidoh, Ltd........................................  34,800    185,591
*   Daiei, Inc. (The).................................. 341,250    977,658
#   Daifuku Co., Ltd................................... 173,000  2,383,826
    Daihatsu Diesel Manufacturing Co., Ltd.............  22,000    138,409
#   Daihatsu Motor Co., Ltd............................ 272,100  4,829,797
    Daihen Corp........................................ 212,000    927,962
#   Daiho Corp.........................................  99,000    445,799
    Daiichi Jitsugyo Co., Ltd..........................  82,000    447,758
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............   3,400     92,966
    Daiichi Sankyo Co., Ltd............................ 281,800  5,124,159
    Daiichikosho Co., Ltd..............................  59,000  1,750,161
    Daiken Corp........................................ 111,000    305,448
#   Daiken Medical Co., Ltd............................   5,800    111,524
    Daiki Aluminium Industry Co., Ltd..................  46,000    145,104
    Daikin Industries, Ltd.............................  53,000  3,639,984
    Daiko Clearing Services Corp.......................  23,500    147,036
    Daikoku Denki Co., Ltd.............................  20,900    359,056
    Daikokutenbussan Co., Ltd..........................  12,800    367,454
#   Daikyo, Inc........................................ 825,392  1,736,188
    Dainichi Co., Ltd..................................  12,700     88,026
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.............................................. 126,000    599,396
    Dainippon Screen Manufacturing Co., Ltd............ 241,000  1,110,719
#   Daio Paper Corp.................................... 253,000  2,214,835
    Daisan Bank, Ltd. (The)............................ 262,000    457,605
    Daiseki Co., Ltd...................................  62,325  1,109,838
    Daishi Bank, Ltd. (The)............................ 683,000  2,511,437
    Daishinku Corp.....................................  87,000    322,408
    Daiso Co., Ltd..................................... 127,000    430,487
#   Daisyo Corp........................................  23,700    320,242
    Daito Bank, Ltd. (The)............................. 261,000    320,397
    Daito Electron Co., Ltd............................   1,000      4,119

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Daito Pharmaceutical Co., Ltd......................    12,700 $   220,327
#   Daito Trust Construction Co., Ltd..................    32,200   3,880,936
#   Daiwa House Industry Co., Ltd......................   300,000   6,089,765
    Daiwa Industries, Ltd..............................    29,000     201,848
    Daiwa Securities Group, Inc........................ 1,270,000  10,662,896
    Daiwabo Holdings Co., Ltd..........................   598,000   1,141,286
    DC Co., Ltd........................................    29,000     140,920
    DCM Holdings Co., Ltd..............................   249,580   1,668,557
#   Dena Co., Ltd......................................   152,900   1,971,986
    Denki Kagaku Kogyo K.K............................. 1,580,000   5,902,527
    Denso Corp.........................................   118,700   5,475,105
    Dentsu, Inc........................................    28,000   1,108,970
    Denyo Co., Ltd.....................................    23,200     352,536
    Descente, Ltd......................................    79,000     686,243
    DIC Corp........................................... 1,608,000   3,683,929
    Disco Corp.........................................    19,600   1,265,835
#   DKS Co., Ltd.......................................    31,000     133,948
#   DMG Mori Seiki Co., Ltd............................   153,600   1,952,943
    DMW Corp...........................................       900      15,658
#   Don Quijote Holdings Co., Ltd......................    24,500   1,323,830
    Doshisha Co., Ltd..................................    39,900     734,805
    Doutor Nichires Holdings Co., Ltd..................    55,923     939,752
    Dowa Holdings Co., Ltd.............................   381,500   3,549,847
#   Dr Ci:Labo Co., Ltd................................    20,900     734,785
    Dream Incubator, Inc...............................     6,200      96,620
    DTS Corp...........................................    46,000     905,438
#   Dunlop Sports Co., Ltd.............................    21,200     248,800
    Duskin Co., Ltd....................................    56,600   1,033,057
#   Dwango Co., Ltd....................................    32,500     768,359
    Dynic Corp.........................................    14,000      23,324
    Eagle Industry Co., Ltd............................    59,100   1,079,822
    Earth Chemical Co., Ltd............................    12,500     484,159
#   East Japan Railway Co..............................    55,500   4,445,941
    Ebara Corp.........................................   611,000   3,793,236
#   Ebara Jitsugyo Co., Ltd............................    11,000     154,127
#   EDION Corp.........................................   199,300   1,317,686
#   Ehime Bank, Ltd. (The).............................   274,000     645,063
    Eidai Co., Ltd.....................................    28,000     133,186
    Eighteenth Bank, Ltd. (The)........................   316,000     831,278
    Eiken Chemical Co., Ltd............................    36,000     630,460
#   Eisai Co., Ltd.....................................    32,300   1,368,223
    Eizo Corp..........................................    41,100   1,042,843
    Elecom Co., Ltd....................................    23,200     592,142
    Electric Power Development Co., Ltd................    37,900   1,221,033
    Elematec Corp......................................    11,103     206,493
    EM Systems Co., Ltd................................     6,000     101,224
    Emori Group Holdings Co., Ltd......................    19,000     382,671
#   en-japan, Inc......................................    16,600     364,891
#   Endo Lighting Corp.................................    26,800     365,621
#   Enplas Corp........................................    15,500     931,564
*   Enshu, Ltd.........................................    79,000      98,830
    EPS Corp...........................................    21,700     289,805
    ESPEC Corp.........................................    37,900     327,021

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Excel Co., Ltd.....................................   7,600 $   154,830
    Exedy Corp.........................................  90,900   2,683,618
    Ezaki Glico Co., Ltd............................... 111,000   2,061,238
    F-Tech, Inc........................................  17,300     226,244
#   F@N Communications, Inc............................  26,100     400,343
    Faith, Inc.........................................   9,480      98,914
    FALCO HOLDINGS Co., Ltd............................   8,600     101,517
#   FamilyMart Co., Ltd................................  40,500   1,818,897
#   Fancl Corp.........................................  85,400   1,045,897
    FANUC Corp.........................................  18,900   3,266,492
#   Fast Retailing Co., Ltd............................  10,000   3,301,479
#   FCC Co., Ltd.......................................  88,100   1,580,092
#*  FDK Corp........................................... 200,000     359,526
    Felissimo Corp.....................................   1,200      19,751
#   Ferrotec Corp......................................  97,100     731,165
#   FIDEA Holdings Co., Ltd............................ 196,100     411,836
    Fields Corp........................................  41,400     583,824
#   Financial Products Group Co., Ltd..................  17,500     159,980
*   First Baking Co., Ltd..............................  12,000      14,738
    First Juken Co., Ltd...............................   2,300      30,140
    Foster Electric Co., Ltd...........................  61,600     813,210
#   FP Corp............................................  54,800   1,859,467
    France Bed Holdings Co., Ltd....................... 193,000     351,488
    Freund Corp........................................   5,000      67,228
#   Fudo Tetra Corp.................................... 265,500     505,422
#   Fuji Co., Ltd......................................  30,800     617,902
    Fuji Corp., Ltd....................................  70,700     420,015
    Fuji Electric Co., Ltd............................. 829,000   4,274,506
    Fuji Electronics Co., Ltd..........................  15,300     197,399
    Fuji Furukawa Engineering & Construction Co., Ltd..  10,000      26,090
    Fuji Heavy Industries, Ltd......................... 366,300  10,445,881
    Fuji Kiko Co., Ltd.................................  17,000      77,034
    Fuji Kosan Co., Ltd................................  11,000      69,544
#   Fuji Kyuko Co., Ltd................................  79,000     858,219
    Fuji Media Holdings, Inc...........................  36,700     586,108
    Fuji Oil Co., Ltd.(6356848)........................ 143,100   2,286,427
    Fuji Oil Co., Ltd.(6581361)........................ 131,000     450,669
    Fuji Pharma Co., Ltd...............................  13,800     251,938
#   Fuji Seal International, Inc.......................  52,500   1,531,012
    Fuji Soft, Inc.....................................  50,500   1,125,124
    Fujibo Holdings, Inc............................... 239,000     656,963
    Fujicco Co., Ltd...................................  32,600     409,991
    FUJIFILM Holdings Corp............................. 247,675   7,070,086
    Fujikura Kasei Co., Ltd............................  51,200     264,592
#   Fujikura Rubber, Ltd...............................  18,900     158,876
    Fujikura, Ltd...................................... 806,000   3,986,321
    Fujimi, Inc........................................  44,700     614,777
    Fujimori Kogyo Co., Ltd............................  25,700     916,090
*   Fujisash Co., Ltd.................................. 104,400     155,235
#   Fujita Kanko, Inc..................................  33,000     119,261
    Fujitec Co., Ltd................................... 127,700   1,312,118
    Fujitsu Frontech, Ltd..............................  38,300     527,612
    Fujitsu General, Ltd...............................  84,000   1,159,512

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Fujitsu, Ltd....................................... 1,287,292 $9,867,706
#   Fujiya Co., Ltd....................................   116,000    222,521
    FuKoKu Co., Ltd....................................     8,400     79,156
    Fukuda Corp........................................    40,000    233,354
    Fukui Bank, Ltd. (The).............................   407,000    960,903
    Fukuoka Financial Group, Inc.......................   643,600  3,292,483
    Fukushima Bank, Ltd. (The).........................   475,000    398,640
    Fukushima Industries Corp..........................    27,400    449,036
#   Fukuyama Transporting Co., Ltd.....................   207,000  1,160,486
    Fumakilla, Ltd.....................................    15,000     44,147
    Funai Soken Holdings, Inc..........................    33,700    291,537
#   Furukawa Battery Co., Ltd. (The)...................    42,000    273,700
#   Furukawa Co., Ltd..................................   530,000  1,081,387
#   Furukawa Electric Co., Ltd......................... 2,100,067  4,442,222
    Furuno Electric Co., Ltd...........................    44,400    359,564
    Furusato Industries, Ltd...........................    14,900    204,057
    Furuya Metal Co., Ltd..............................     1,400     38,288
    Fuso Chemical Co., Ltd.............................       200      6,913
    Fuso Pharmaceutical Industries, Ltd................   108,000    330,892
    Futaba Industrial Co., Ltd.........................   150,000    843,159
    Future Architect, Inc..............................     6,900     36,611
    Fuyo General Lease Co., Ltd........................    24,400    979,864
    G-7 Holdings, Inc..................................     6,500     63,164
    G-Tekt Corp........................................    42,400    451,310
    Gakken Holdings Co., Ltd...........................    98,000    268,805
    GCA Savvian Corp...................................    14,700    121,409
    Gecoss Corp........................................    36,200    500,659
#   Geo Holdings Corp..................................   106,100    900,520
#   GLOBERIDE, Inc.....................................   284,000    365,180
    Glory, Ltd.........................................   112,300  3,744,235
#   GMO internet, Inc..................................   110,900  1,210,018
    GMO Payment Gateway, Inc...........................     9,400    425,168
    Godo Steel, Ltd....................................   391,000    644,033
    Goldcrest Co., Ltd.................................    49,330    983,452
    Goldwin, Inc.......................................    66,000    284,829
    Gourmet Kineya Co., Ltd............................    28,000    235,025
#*  Gree, Inc..........................................   100,200    791,086
#   GS Yuasa Corp......................................   499,000  3,204,239
    GSI Creos Corp.....................................   122,000    166,364
    Gulliver International Co., Ltd....................   114,600  1,050,685
#   Gun-Ei Chemical Industry Co., Ltd..................   110,000    405,465
#   GungHo Online Entertainment, Inc...................   153,700    865,299
    Gunma Bank, Ltd. (The).............................   623,000  3,665,596
    Gunze, Ltd.........................................   381,000  1,039,821
#   Gurunavi, Inc......................................    49,300    924,798
    H-One Co., Ltd.....................................    20,800    151,244
    H2O Retailing Corp.................................   393,520  3,260,436
    Hachijuni Bank, Ltd. (The).........................   640,000  3,934,378
    Hagihara Industries, Inc...........................     6,000     90,178
    Hagoromo Foods Corp................................     3,000     31,407
    Hakudo Co., Ltd....................................     5,600     53,023
    Hakuhodo DY Holdings, Inc..........................   328,000  3,443,645
    Hakuto Co., Ltd....................................    28,700    295,226

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Hamakyorex Co., Ltd................................    15,100 $  468,810
#   Hamamatsu Photonics K.K............................    44,400  2,087,091
    Hankyu Hanshin Holdings, Inc....................... 1,335,000  7,772,186
    Hanwa Co., Ltd.....................................   413,000  1,712,729
#   Happinet Corp......................................    25,400    443,989
    Hard Off Corp. Co., Ltd............................    16,700    142,223
    Harima Chemicals Group, Inc........................    22,000    101,615
#   Harmonic Drive Systems, Inc........................     6,200    237,476
    Haruyama Trading Co., Ltd..........................     6,500     45,167
    Haseko Corp........................................   368,100  2,922,878
#   Hazama Ando Corp...................................   299,280  1,839,040
    Heiwa Corp.........................................   115,200  2,713,590
    Heiwa Real Estate Co., Ltd.........................   118,700  1,871,441
    Heiwado Co., Ltd...................................    79,300  1,301,961
    HI-LEX Corp........................................    16,500    453,291
    Hibiya Engineering, Ltd............................    18,300    285,699
    Hiday Hidaka Corp..................................    19,164    437,880
    Higashi Nihon House Co., Ltd.......................    96,000    480,449
#   Higashi-Nippon Bank, Ltd. (The)....................   256,000    680,315
    Higo Bank, Ltd. (The)..............................   309,000  1,651,782
    Hikari Tsushin, Inc................................    22,700  1,661,943
#   Himaraya Co., Ltd..................................     6,000     62,046
    Hino Motors, Ltd...................................   121,400  1,678,844
    Hioki EE Corp......................................     5,800    103,513
    Hiramatsu, Inc.....................................    26,400    167,878
    Hiroshima Bank, Ltd. (The).........................   907,000  4,401,317
    Hisaka Works, Ltd..................................    11,000     97,556
    Hisamitsu Pharmaceutical Co., Inc..................    15,400    613,440
    Hitachi Capital Corp...............................   124,900  3,328,827
#   Hitachi Chemical Co., Ltd..........................   177,100  3,115,176
#   Hitachi Construction Machinery Co., Ltd............   150,600  3,073,864
    Hitachi High-Technologies Corp.....................    96,400  2,585,911
    Hitachi Koki Co., Ltd..............................   128,000  1,081,766
    Hitachi Kokusai Electric, Inc......................    72,000    965,567
    Hitachi Metals Techno, Ltd.........................     3,500     40,278
#   Hitachi Metals, Ltd................................   152,730  2,483,598
#   Hitachi Transport System, Ltd......................   102,500  1,550,955
#   Hitachi Zosen Corp.................................   303,700  1,580,464
    Hitachi, Ltd....................................... 1,226,000  9,502,480
#   Hitachi, Ltd. ADR..................................    89,223  7,058,432
    Hochiki Corp.......................................    15,000    137,415
    Hodogaya Chemical Co., Ltd.........................    97,000    176,281
    Hogy Medical Co., Ltd..............................    25,100  1,401,811
*   Hokkaido Electric Power Co., Inc...................   135,200  1,171,282
#   Hokkaido Gas Co., Ltd..............................    75,000    206,367
    Hokkan Holdings, Ltd...............................    70,000    198,512
    Hokko Chemical Industry Co., Ltd...................    27,000     96,998
    Hokkoku Bank, Ltd. (The)...........................   567,000  1,907,510
    Hokuetsu Bank, Ltd. (The)..........................   404,000    823,978
    Hokuetsu Industries Co., Ltd.......................    34,000    264,887
    Hokuetsu Kishu Paper Co., Ltd......................   269,795  1,188,964
    Hokuhoku Financial Group, Inc...................... 1,972,000  4,048,891
    Hokuriku Electric Industry Co., Ltd................    92,000    147,517

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Hokuriku Electric Power Co......................... 133,900 $ 1,734,085
    Hokuriku Electrical Construction Co., Ltd..........   9,000      48,160
    Hokuto Corp........................................  44,200     838,466
    Honda Motor Co., Ltd............................... 693,700  24,148,432
#   Honda Motor Co., Ltd. Sponsored ADR................ 417,161  14,550,576
    Honeys Co., Ltd....................................  49,730     509,903
#   Hoosiers Holdings Co., Ltd.........................  61,800     287,928
    Horiba, Ltd........................................  75,500   2,633,645
#   Hoshizaki Electric Co., Ltd........................  30,100   1,532,527
    Hosokawa Micron Corp...............................  57,000     355,067
#   House Foods Group, Inc............................. 120,700   2,176,155
    Howa Machinery, Ltd................................  23,300     171,237
    Hoya Corp.......................................... 121,200   3,924,279
    Hurxley Corp.......................................   2,200      18,711
    Hyakugo Bank, Ltd. (The)........................... 508,000   2,037,624
    Hyakujushi Bank, Ltd. (The)........................ 427,000   1,502,608
    I-Net Corp.........................................   8,800      70,023
    Ibiden Co., Ltd.................................... 253,000   5,055,453
    IBJ Leasing Co., Ltd...............................  19,200     512,725
    Ichibanya Co., Ltd.................................  12,100     524,753
#   Ichigo Group Holdings Co., Ltd.....................  35,200     103,109
    Ichiken Co., Ltd...................................  22,000      45,809
    Ichikoh Industries, Ltd............................  65,000     114,053
    Ichinen Holdings Co., Ltd..........................  25,072     192,250
    Ichiyoshi Securities Co., Ltd......................  68,500     842,878
    Idec Corp..........................................  41,900     362,390
#   Idemitsu Kosan Co., Ltd............................ 181,200   3,703,683
#   Ihara Chemical Industry Co., Ltd...................  59,000     515,165
#   IHI Corp........................................... 838,000   3,875,321
#   Iida Group Holdings Co., Ltd....................... 119,396   1,778,966
    Iino Kaiun Kaisha, Ltd............................. 187,500   1,057,577
*   IJT Technology Holdings Co., Ltd...................  22,760      93,300
    Ikegami Tsushinki Co., Ltd.........................  48,000      57,256
#   Ikyu Corp..........................................   2,400      31,505
#   Imasen Electric Industrial.........................  38,900     548,799
    Imperial Hotel, Ltd................................  15,100     337,675
    Inaba Denki Sangyo Co., Ltd........................  49,400   1,645,181
    Inaba Seisakusho Co., Ltd..........................   1,800      25,147
    Inabata & Co., Ltd................................. 103,000     971,365
    Inageya Co., Ltd...................................  24,600     256,673
    Ines Corp..........................................  64,200     503,328
    Infocom Corp.......................................  26,700     249,553
#   Infomart Corp......................................   5,600     116,274
    Information Services International-Dentsu, Ltd.....  32,600     425,810
    Innotech Corp......................................  17,700      82,480
    Intage Holdings, Inc...............................   8,600     124,753
#   Internet Initiative Japan, Inc.....................  80,500   1,766,633
#   Inui Warehouse Co., Ltd............................  11,400     101,002
    Iriso Electronics Co., Ltd.........................  12,800     791,668
    Ise Chemical Corp..................................  18,000     126,547
#   Iseki & Co., Ltd................................... 597,000   1,501,492
#   Isetan Mitsukoshi Holdings, Ltd.................... 254,540   3,154,223
*   Ishihara Sangyo Kaisha, Ltd........................ 761,000     721,145

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Ishii Iron Works Co., Ltd..........................  29,000 $    69,882
    Ishizuka Glass Co., Ltd............................  12,000      24,732
#   Isuzu Motors, Ltd.................................. 679,000   4,712,674
    IT Holdings Corp................................... 225,700   4,120,046
    Itfor, Inc.........................................  21,800      92,270
#   Ito En, Ltd........................................  45,700   1,113,767
    ITOCHU Corp........................................ 857,000  10,911,953
    Itochu Enex Co., Ltd............................... 130,100     946,411
#   Itochu Techno-Solutions Corp.......................  38,600   1,726,266
    Itochu-Shokuhin Co., Ltd...........................  10,400     362,477
    Itoham Foods, Inc.................................. 305,000   1,340,917
    Itoki Corp.........................................  75,600     550,115
    IwaiCosmo Holdings, Inc............................  57,400     575,196
    Iwaki & Co., Ltd...................................  19,000      41,003
    Iwasaki Electric Co., Ltd..........................  93,000     228,745
#   Iwatani Corp....................................... 525,000   4,037,047
    Iwatsu Electric Co., Ltd........................... 123,000     112,731
    Iyo Bank, Ltd. (The)............................... 433,957   4,395,897
#   Izumi Co., Ltd.....................................  59,000   1,803,272
#*  Izutsuya Co., Ltd.................................. 162,000     113,675
    J Front Retailing Co., Ltd......................... 536,600   3,615,845
#   J-Oil Mills, Inc................................... 280,000     889,469
    Jalux, Inc.........................................   2,900      35,764
    Jamco Corp.........................................  14,900     269,785
*   Janome Sewing Machine Co., Ltd..................... 555,000     497,220
    Japan Airport Terminal Co., Ltd....................  61,700   2,088,549
#   Japan Aviation Electronics Industry, Ltd........... 136,000   2,798,475
#   Japan Cash Machine Co., Ltd........................   6,215     111,314
#*  Japan Communications, Inc.......................... 143,100   1,633,869
    Japan Digital Laboratory Co., Ltd..................  21,100     378,689
#   Japan Drilling Co., Ltd............................  16,800     852,464
#   Japan Exchange Group, Inc..........................  89,100   2,027,156
    Japan Medical Dynamic Marketing, Inc...............   2,600       9,155
    Japan Oil Transportation Co., Ltd..................   2,000       4,419
    Japan Pulp & Paper Co., Ltd........................ 133,000     427,996
*   Japan Radio Co., Ltd............................... 115,000     477,520
#   Japan Steel Works, Ltd. (The)...................... 647,000   2,780,213
    Japan Tobacco, Inc................................. 209,200   7,357,045
    Japan Transcity Corp...............................  74,000     262,970
    Japan Vilene Co., Ltd..............................  72,000     401,294
    Japan Wool Textile Co., Ltd. (The)................. 113,000     880,561
    JBCC Holdings, Inc.................................  28,900     224,104
    JCU Corp...........................................   3,700     245,880
#   Jeol, Ltd.......................................... 161,000     695,525
    JFE Holdings, Inc.................................. 301,008   6,353,091
    JGC Corp...........................................  49,000   1,484,816
    Jimoto Holdings, Inc...............................   6,000      12,643
#   Jin Co., Ltd.......................................  21,600     643,483
    JK Holdings Co., Ltd...............................  10,900      58,988
    JMS Co., Ltd.......................................  40,000     114,732
    Joban Kosan Co., Ltd...............................  53,000      82,036
    Joshin Denki Co., Ltd..............................  65,000     613,855
    Jowa Holdings Co., Ltd.............................  18,200     713,519

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Joyo Bank, Ltd. (The)..............................   577,000 $ 3,069,993
#   JP-Holdings, Inc...................................   105,700     427,553
#   JSP Corp...........................................    37,400     646,196
#   JSR Corp...........................................   139,000   2,396,633
    JTEKT Corp.........................................   287,300   4,974,070
#*  Juki Corp..........................................   187,000     431,212
    Juroku Bank, Ltd. (The)............................   524,000   1,935,076
*   Justsystems Corp...................................    43,500     349,234
#*  JVC Kenwood Corp...................................   383,370     872,182
#   JX Holdings, Inc................................... 2,127,170  10,938,124
    K&O Energy Group, Inc..............................    21,000     308,164
#   K's Holdings Corp..................................    85,620   2,447,819
#   kabu.com Securities Co., Ltd.......................   213,700     994,124
    Kabuki-Za Co., Ltd.................................     1,000      48,370
#   Kadokawa Corp......................................    39,600   1,108,731
    Kaga Electronics Co., Ltd..........................    48,700     607,771
#   Kagome Co., Ltd....................................    57,700     966,014
    Kagoshima Bank, Ltd. (The).........................   382,000   2,513,053
#   Kajima Corp........................................   535,000   2,487,782
#   Kakaku.com, Inc....................................   135,400   2,291,512
    Kaken Pharmaceutical Co., Ltd......................   117,000   2,614,227
    Kakiyasu Honten Co., Ltd...........................       200       3,086
    Kameda Seika Co., Ltd..............................    21,600     704,822
    Kamei Corp.........................................    44,500     333,663
    Kamigumi Co., Ltd..................................   423,000   4,045,641
    Kanaden Corp.......................................    27,000     199,127
    Kanagawa Chuo Kotsu Co., Ltd.......................    24,000     120,578
#   Kanamoto Co., Ltd..................................    58,100   2,428,697
    Kandenko Co., Ltd..................................   226,000   1,227,291
    Kaneka Corp........................................   639,000   3,842,947
#   Kanematsu Corp..................................... 1,093,000   1,955,615
    Kanematsu Electronics, Ltd.........................    10,900     150,844
#*  Kansai Electric Power Co., Inc. (The)..............   222,800   2,035,090
    Kansai Paint Co., Ltd..............................   167,000   2,798,529
    Kansai Super Market, Ltd...........................     1,500      12,449
    Kansai Urban Banking Corp..........................   577,000     683,012
*   Kanto Denka Kogyo Co., Ltd.........................   126,000     308,518
    Kao Corp...........................................    98,000   4,030,172
    Kasai Kogyo Co., Ltd...............................    74,000     541,385
#   Kasumi Co., Ltd....................................    76,000     589,872
    Katakura Chikkarin Co., Ltd........................    20,000      51,788
    Katakura Industries Co., Ltd.......................    51,700     666,311
    Kato Sangyo Co., Ltd...............................    47,400   1,053,715
    Kato Works Co., Ltd................................   121,128     860,421
#   KAWADA TECHNOLOGIES, Inc...........................     6,800     366,472
    Kawai Musical Instruments Manufacturing Co., Ltd...   162,000     320,886
    Kawakin Holdings Co., Ltd..........................    10,000      26,837
#   Kawasaki Heavy Industries, Ltd.....................   959,000   3,730,616
    Kawasaki Kasei Chemicals, Ltd......................    23,000      36,499
    Kawasaki Kinkai Kisen Kaisha, Ltd..................    28,000      91,113
#   Kawasaki Kisen Kaisha, Ltd......................... 1,925,000   4,103,765
    Kawasumi Laboratories, Inc.........................    24,200     156,241
#   KDDI Corp..........................................   116,100   6,673,762

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Keihan Electric Railway Co., Ltd...................   794,000 $ 3,454,867
    Keihanshin Building Co., Ltd.......................    62,800     340,315
    Keihin Co., Ltd....................................    87,000     139,331
    Keihin Corp........................................   130,200   1,996,717
    Keikyu Corp........................................   150,000   1,321,493
#   Keio Corp..........................................   186,000   1,483,562
    Keisei Electric Railway Co., Ltd...................   220,000   2,255,327
    Keiyo Bank, Ltd. (The).............................   340,000   1,713,485
#   Keiyo Co., Ltd.....................................    57,100     272,379
    Kenko Mayonnaise Co., Ltd..........................    11,400     119,747
#   Kewpie Corp........................................   148,400   2,670,462
    Key Coffee, Inc....................................    34,500     548,449
    Keyence Corp.......................................     3,405   1,483,369
    KFC Holdings Japan, Ltd............................     5,000     104,521
#   Kikkoman Corp......................................   104,050   2,278,798
    Kimoto Co., Ltd....................................   100,700     298,531
    Kimura Chemical Plants Co., Ltd....................     7,700      37,795
    King Jim Co., Ltd..................................     3,500      25,813
#   Kintetsu Corp......................................   580,000   2,111,988
*   Kintetsu Department Store Co., Ltd.................    38,000     142,898
    Kintetsu World Express, Inc........................    21,000     895,169
    Kinugawa Rubber Industrial Co., Ltd................   146,000     781,382
    Kirin Holdings Co., Ltd............................   550,180   7,712,007
    Kirindo Co., Ltd...................................     2,700      18,438
    Kisoji Co., Ltd....................................     3,000      58,460
    Kita-Nippon Bank, Ltd. (The).......................    11,300     278,946
    Kitagawa Iron Works Co., Ltd.......................   190,000     336,190
    Kitamura Co., Ltd..................................       900       6,037
    Kitano Construction Corp...........................    89,000     227,342
    Kito Corp..........................................    21,500     577,018
    Kitz Corp..........................................   211,900   1,222,257
    Kiyo Bank, Ltd. (The)..............................   105,900   1,449,543
#*  KLab, Inc..........................................    10,800     198,201
*   KNT-CT Holdings Co., Ltd...........................   253,000     461,464
    Koa Corp...........................................    88,900     975,238
    Koatsu Gas Kogyo Co., Ltd..........................    38,000     224,599
    Kobayashi Pharmaceutical Co., Ltd..................    20,600   1,277,018
    Kobe Steel, Ltd.................................... 6,267,000  10,201,538
#   Kobelco Eco-Solutions Co., Ltd.....................     3,000      13,406
#   Kohnan Shoji Co., Ltd..............................    84,600     874,947
    Kohsoku Corp.......................................     9,300      85,152
    Koike Sanso Kogyo Co., Ltd.........................    40,000      94,911
#   Koito Manufacturing Co., Ltd.......................   156,000   4,274,514
*   Kojima Co., Ltd....................................    85,600     266,568
    Kokusai Co., Ltd...................................     1,000      14,955
    Kokuyo Co., Ltd....................................   172,064   1,396,897
#   KOMAIHALTEC, Inc...................................    65,000     187,141
    Komatsu Seiren Co., Ltd............................    44,000     244,727
    Komatsu, Ltd.......................................   356,100   7,897,340
    Komeri Co., Ltd....................................    79,700   1,862,372
    Konaka Co., Ltd....................................    61,380     430,508
#   Konami Corp........................................    71,562   1,661,432
    Konami Corp. ADR...................................    19,770     460,246

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Kondotec, Inc......................................  26,400 $  175,242
#   Konica Minolta, Inc................................ 572,000  6,106,617
    Konishi Co., Ltd...................................  42,500    918,530
    Kosaido Co., Ltd...................................     600      2,472
#   Kose Corp..........................................  51,300  2,133,807
#   Kosei Securities Co., Ltd. (The)................... 115,000    237,175
#   Koshidaka Holdings Co., Ltd........................   2,900    114,601
    Kotobuki Spirits Co., Ltd..........................   7,300    165,303
    Krosaki Harima Corp................................ 103,000    243,285
    KRS Corp...........................................  11,500    116,792
    KU Holdings Co., Ltd...............................  15,600     94,748
#   Kubota Corp........................................  45,000    592,438
#   Kubota Corp. Sponsored ADR.........................  44,682  2,972,693
*   Kumagai Gumi Co., Ltd.............................. 285,000    774,560
    Kumiai Chemical Industry Co., Ltd..................  79,000    512,420
    Kura Corp..........................................  31,300    830,236
    Kurabo Industries, Ltd............................. 416,000    738,129
    Kuraray Co., Ltd................................... 278,500  3,647,934
    Kuraudia Co., Ltd..................................   1,200     15,293
    Kureha Corp........................................ 417,000  2,224,072
    Kurimoto, Ltd...................................... 307,000    729,578
#   Kurita Water Industries, Ltd....................... 158,000  3,630,570
#   Kuroda Electric Co., Ltd...........................  71,500  1,183,466
    Kusuri No Aoki Co., Ltd............................  12,000    409,473
    KYB Co., Ltd....................................... 564,000  2,559,928
    Kyocera Corp.......................................  49,330  2,389,401
#   Kyocera Corp. Sponsored ADR........................  57,800  2,747,812
    Kyodo Printing Co., Ltd............................ 144,000    532,533
    Kyodo Shiryo Co., Ltd.............................. 129,000    127,271
    Kyoei Sangyo Co., Ltd..............................  21,000     49,626
#   Kyoei Steel, Ltd...................................  41,300    757,935
    Kyoei Tanker Co., Ltd..............................  35,000     71,345
    Kyokuto Boeki Kaisha, Ltd..........................  16,000     34,781
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  49,700    741,520
#   Kyokuto Securities Co., Ltd........................  62,400  1,063,937
    Kyokuyo Co., Ltd................................... 224,000    558,052
    KYORIN Holdings, Inc...............................  99,200  2,043,970
    Kyoritsu Maintenance Co., Ltd......................  25,340  1,136,009
    Kyosan Electric Manufacturing Co., Ltd............. 103,000    369,922
    Kyoto Kimono Yuzen Co., Ltd........................  12,900    126,934
    Kyowa Exeo Corp.................................... 166,300  2,304,024
    Kyowa Hakko Kirin Co., Ltd......................... 235,000  3,228,569
    Kyudenko Corp...................................... 105,000    960,031
#*  Kyushu Electric Power Co., Inc..................... 137,300  1,524,503
    LAC Co., Ltd.......................................   7,400     47,737
#   Land Business Co., Ltd.............................  17,200     81,553
#   Lasertec Corp......................................  27,500    280,305
    Lawson, Inc........................................  27,900  2,089,326
    LEC, Inc...........................................   7,400     78,979
#*  Leopalace21 Corp................................... 565,300  2,516,625
    Life Corp..........................................  21,400    333,130
    Lintec Corp........................................  92,600  1,889,319
#   Lion Corp.......................................... 337,000  1,960,653

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#*  Livesense, Inc.....................................  25,500 $  248,014
#   LIXIL Group Corp................................... 182,319  4,419,743
#*  Lonseal Corp.......................................  23,000     32,852
    Look, Inc..........................................  55,000    140,432
#   M3, Inc............................................  57,800    932,888
    Macnica, Inc.......................................  29,700    974,967
    Maeda Corp......................................... 223,000  1,893,500
#   Maeda Kosen Co., Ltd...............................  14,300    170,491
    Maeda Road Construction Co., Ltd................... 126,000  2,193,034
    Maezawa Kasei Industries Co., Ltd..................  10,000    104,985
    Maezawa Kyuso Industries Co., Ltd..................  15,400    198,450
    Makino Milling Machine Co., Ltd.................... 239,000  1,935,370
#   Makita Corp........................................  26,200  1,549,652
    Makita Corp. Sponsored ADR.........................  12,696    755,158
#   Mamiya-Op Co., Ltd................................. 148,000    323,303
    Mandom Corp........................................  32,600  1,193,211
    Mani, Inc..........................................   5,500    312,168
#   Marche Corp........................................   2,000     16,658
    Mars Engineering Corp..............................  29,000    588,342
#   Marubeni Corp...................................... 696,359  4,894,037
    Marubun Corp.......................................  27,100    161,273
    Marudai Food Co., Ltd.............................. 206,000    678,464
#*  Maruei Department Store Co., Ltd...................  27,000     42,290
    Maruetsu, Inc. (The)...............................  60,000    231,105
    Maruha Nichiro Corp................................  64,282  1,011,031
#   Marui Group Co., Ltd............................... 365,600  3,527,783
    Maruka Machinery Co., Ltd..........................   7,200     97,241
    Marusan Securities Co., Ltd........................ 137,400  1,037,062
#   Maruwa Co., Ltd....................................  18,700    679,781
    Maruyama Manufacturing Co., Inc....................  70,000    182,606
#*  Maruzen CHI Holdings Co., Ltd......................   6,400     21,347
#   Maruzen Showa Unyu Co., Ltd........................ 116,000    395,893
    Marvelous, Inc.....................................  59,200    866,809
    Matsuda Sangyo Co., Ltd............................  28,362    352,093
    Matsui Construction Co., Ltd.......................  27,000    108,938
#   Matsui Securities Co., Ltd.........................  85,100    798,655
    Matsumotokiyoshi Holdings Co., Ltd.................  63,600  2,088,488
    Matsuya Foods Co., Ltd.............................  16,500    304,710
    Max Co., Ltd.......................................  64,000    720,475
    Maxvalu Tokai Co., Ltd.............................  10,100    138,285
#   Mazda Motor Corp................................... 378,800  9,101,532
#   McDonald's Holdings Co. Japan, Ltd.................  14,900    375,025
#   MEC Co., Ltd.......................................  30,100    307,954
    Medical System Network Co., Ltd....................  11,900     41,419
    Medipal Holdings Corp.............................. 204,700  2,579,771
    Megachips Corp.....................................  44,900    630,361
    Megmilk Snow Brand Co., Ltd........................ 118,700  1,537,506
    Meidensha Corp..................................... 513,000  2,192,497
    MEIJI Holdings Co., Ltd............................  64,310  4,609,512
    Meiji Shipping Co., Ltd............................   9,800     35,815
    Meiko Electronics Co., Ltd.........................  54,300    285,648
    Meiko Network Japan Co., Ltd.......................  21,200    270,969
    Meisei Industrial Co., Ltd.........................  95,000    526,947

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Meitec Corp........................................    27,200 $   896,798
    Meito Sangyo Co., Ltd..............................    12,900     150,698
    Meito Transportation Co., Ltd......................     1,300       8,514
    Meiwa Corp.........................................    33,500     140,766
    Meiwa Estate Co., Ltd..............................    26,500     115,954
    Melco Holdings, Inc................................    38,600     833,021
    Mesco, Inc.........................................     6,000      43,529
    Message Co., Ltd...................................    20,200     788,470
#   Michinoku Bank, Ltd. (The).........................   179,000     376,790
#   Micronics Japan Co., Ltd...........................    24,900   1,784,554
    Mie Bank, Ltd. (The)...............................   167,000     382,588
    Mikuni Corp........................................     9,000      35,791
    Milbon Co., Ltd....................................    10,636     363,939
    Mimasu Semiconductor Industry Co., Ltd.............    55,500     497,574
    Minato Bank, Ltd. (The)............................   348,000     650,040
    Minebea Co., Ltd...................................   486,000   5,782,066
#   Ministop Co., Ltd..................................    43,100     682,989
    Miraca Holdings, Inc...............................    79,800   3,693,136
    Miraial Co., Ltd...................................     2,100      35,353
    Mirait Holdings Corp...............................   146,530   1,457,105
    Miroku Jyoho Service Co., Ltd......................    23,000     115,278
    Misawa Homes Co., Ltd..............................    74,700     857,799
    MISUMI Group, Inc..................................    69,000   2,199,007
    Mitani Corp........................................    14,900     414,278
    Mito Securities Co., Ltd...........................   169,000     617,012
#   Mitsuba Corp.......................................    87,500   1,439,880
    Mitsubishi Chemical Holdings Corp.................. 2,642,100  11,563,458
    Mitsubishi Corp....................................   556,200  11,720,168
    Mitsubishi Electric Corp...........................   439,000   5,795,473
    Mitsubishi Estate Co., Ltd.........................   109,073   2,667,170
#   Mitsubishi Gas Chemical Co., Inc...................   367,000   2,384,944
    Mitsubishi Heavy Industries, Ltd................... 1,737,000  11,322,866
#*  Mitsubishi Kakoki Kaisha, Ltd......................    79,000     345,611
#   Mitsubishi Logistics Corp..........................   197,000   2,986,861
    Mitsubishi Materials Corp.......................... 2,142,200   7,787,396
#   Mitsubishi Motors Corp.............................   345,900   3,940,864
    Mitsubishi Nichiyu Forklift Co., Ltd...............    54,000     377,312
*   Mitsubishi Paper Mills, Ltd........................   806,000     695,034
    Mitsubishi Pencil Co., Ltd.........................    34,600   1,098,165
    Mitsubishi Research Institute, Inc.................       600      14,035
#   Mitsubishi Shokuhin Co., Ltd.......................    25,300     615,936
    Mitsubishi Steel Manufacturing Co., Ltd............   409,000     895,673
    Mitsubishi Tanabe Pharma Corp......................   175,100   2,543,433
    Mitsubishi UFJ Financial Group, Inc................ 4,157,100  24,515,667
    Mitsubishi UFJ Financial Group, Inc. ADR........... 1,847,677  10,901,294
    Mitsuboshi Belting Co., Ltd........................    88,000     531,486
    Mitsui & Co., Ltd..................................   605,000   9,702,623
    Mitsui & Co., Ltd. Sponsored ADR...................    15,592   5,028,420
    Mitsui Chemicals, Inc.............................. 1,192,065   3,213,642
    Mitsui Engineering & Shipbuilding Co., Ltd......... 1,752,000   3,565,609
    Mitsui Fudosan Co., Ltd............................   103,000   3,401,452
#   Mitsui High-Tec, Inc...............................    51,700     348,545
    Mitsui Home Co., Ltd...............................    50,000     238,895

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Mitsui Knowledge Industry Co., Ltd.................     88,700 $   154,697
#   Mitsui Matsushima Co., Ltd.........................    434,000     573,575
    Mitsui Mining & Smelting Co., Ltd..................  1,930,000   5,729,721
#   Mitsui OSK Lines, Ltd..............................  1,297,000   4,805,702
    Mitsui Sugar Co., Ltd..............................    165,000     631,824
    Mitsui-Soko Co., Ltd...............................    292,000   1,285,881
    Mitsumura Printing Co., Ltd........................     15,000      37,950
    Mitsuuroko Group Holdings Co., Ltd.................     27,600     154,169
    Miura Co., Ltd.....................................     48,500   1,743,717
#   Miyaji Engineering Group, Inc......................     88,000     178,105
    Miyazaki Bank, Ltd. (The)..........................    346,000   1,157,620
    Miyoshi Oil & Fat Co., Ltd.........................    119,000     160,362
    Mizuho Financial Group, Inc........................ 13,495,060  26,200,275
#   Mizuno Corp........................................    222,605   1,334,694
    Mochida Pharmaceutical Co., Ltd....................     20,499   1,398,796
#   Monex Group, Inc...................................    344,400   1,106,415
#   Money Partners Group Co., Ltd......................     23,100      53,642
#   Monogatari Corp. (The).............................      8,000     237,444
#   MonotaRO Co., Ltd..................................     49,800   1,327,009
    MORESCO Corp.......................................      8,600     151,117
    Morinaga & Co., Ltd................................    389,000     823,320
    Morinaga Milk Industry Co., Ltd....................    611,000   2,190,440
    Morita Holdings Corp...............................     62,000     621,742
#   Morozoff, Ltd......................................     48,000     165,257
    Mory Industries, Inc...............................     45,000     179,634
    MOS Food Services, Inc.............................     28,200     608,718
#   Moshi Moshi Hotline, Inc...........................     70,500     687,944
    Mr Max Corp........................................     35,900     118,997
    MS&AD Insurance Group Holdings, Inc................    204,874   4,663,414
    MTI, Ltd...........................................     29,100     287,921
    Murata Manufacturing Co., Ltd......................     40,100   3,822,544
#   Musashi Seimitsu Industry Co., Ltd.................     60,100   1,468,366
    Musashino Bank, Ltd. (The).........................     66,600   2,269,923
#   Mutoh Holdings Co., Ltd............................     67,000     318,656
#   Nabtesco Corp......................................     75,900   1,714,818
    NAC Co., Ltd.......................................     16,300     225,187
    Nachi-Fujikoshi Corp...............................    302,000   2,125,123
    Nafco Co., Ltd.....................................        200       3,433
    Nagaileben Co., Ltd................................     17,200     346,849
    Nagano Bank, Ltd. (The)............................     89,000     166,577
    Nagano Keiki Co., Ltd..............................      1,700      11,280
    Nagase & Co., Ltd..................................    194,500   2,388,872
    Nagatanien Co., Ltd................................     10,000     105,905
    Nagoya Railroad Co., Ltd...........................    696,000   2,912,507
#*  Naigai Co., Ltd....................................    132,000      85,169
    Nakabayashi Co., Ltd...............................     59,000     121,514
    Nakamuraya Co., Ltd................................     41,000     169,423
    Nakanishi, Inc.....................................      6,900     292,303
    Nakano Corp........................................      1,000       3,421
*   Nakayama Steel Works, Ltd..........................    337,000     284,088
#   Nankai Electric Railway Co., Ltd...................    401,000   1,900,565
    Nanto Bank, Ltd. (The).............................    371,000   1,529,207
    Natori Co., Ltd....................................      7,200      78,434

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    NDS Co., Ltd.......................................    58,000 $   168,016
    NEC Capital Solutions, Ltd.........................    18,800     387,987
    NEC Corp........................................... 2,994,800  11,562,500
    NEC Networks & System Integration Corp.............    47,400   1,161,022
#   NET One Systems Co., Ltd...........................   178,400   1,179,310
    Neturen Co., Ltd...................................    87,300     665,201
#*  New Japan Chemical Co., Ltd........................    56,000     141,445
    Nexon Co., Ltd.....................................   129,200   1,246,481
#   Next Co., Ltd......................................    40,700     303,768
#   NGK Insulators, Ltd................................   160,000   3,785,653
#   NGK Spark Plug Co., Ltd............................   149,000   4,454,720
    NH Foods, Ltd......................................   190,000   3,889,412
    NHK Spring Co., Ltd................................   329,100   3,222,886
    Nice Holdings, Inc.................................   106,000     225,567
    Nichi-iko Pharmaceutical Co., Ltd..................   109,950   1,605,595
    Nichia Steel Works, Ltd............................    41,000     126,718
#   Nichias Corp.......................................   195,000   1,257,842
    Nichiban Co., Ltd..................................    38,000     139,132
    Nichicon Corp......................................   132,200   1,030,362
    Nichiden Corp......................................     6,700     160,744
    Nichiha Corp.......................................    54,200     537,093
    Nichii Gakkan Co...................................   101,400     865,496
    Nichimo Co., Ltd...................................    48,000      83,340
    Nichirei Corp......................................   533,000   2,528,099
    Nichireki Co., Ltd.................................    65,000     647,713
    Nidec Copal Electronics Corp.......................     7,100      63,412
#   Nidec Corp.........................................    29,898   1,947,157
    Nidec Corp. ADR....................................    19,800     324,720
    Nifco, Inc.........................................    97,600   3,208,930
    NIFTY Corp.........................................    16,300     253,973
#   Nihon Chouzai Co., Ltd.............................     4,580     119,668
#   Nihon Dempa Kogyo Co., Ltd.........................    49,500     522,330
    Nihon Eslead Corp..................................     1,200      11,563
    Nihon Kagaku Sangyo Co., Ltd.......................    11,000      76,202
    Nihon Kohden Corp..................................    51,100   2,510,759
    Nihon M&A Center, Inc..............................    49,700   1,391,924
#   Nihon Nohyaku Co., Ltd.............................    79,000     850,787
    Nihon Parkerizing Co., Ltd.........................    70,000   1,545,175
#   Nihon Plast Co., Ltd...............................     2,900      20,120
    Nihon Shokuhin Kako Co., Ltd.......................     7,000      23,542
    Nihon Tokushu Toryo Co., Ltd.......................     2,500      14,460
#   Nihon Trim Co., Ltd................................     6,600     209,525
#   Nihon Unisys, Ltd..................................   122,000   1,104,373
    Nihon Yamamura Glass Co., Ltd......................   145,000     235,367
    Nikkiso Co., Ltd...................................   113,600   1,343,312
    Nikko Co., Ltd.....................................    30,000     137,808
#   Nikon Corp.........................................   275,700   4,276,074
    Nippo Corp.........................................   131,000   2,291,586
    Nippon Air Conditioning Services Co., Ltd..........     2,600      19,342
    Nippon Beet Sugar Manufacturing Co., Ltd...........   165,000     310,062
#   Nippon Carbide Industries Co., Inc.................    33,000      87,948
#   Nippon Carbon Co., Ltd.............................   230,000     414,004
#*  Nippon Chemi-Con Corp..............................   482,000   1,252,164

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
*   Nippon Chemical Industrial Co., Ltd................   205,000 $   293,720
    Nippon Chemiphar Co., Ltd..........................    39,000     186,599
    Nippon Chutetsukan K.K.............................    46,000     103,941
    Nippon Coke & Engineering Co., Ltd.................   471,800     531,513
#   Nippon Concrete Industries Co., Ltd................   103,000     525,653
#   Nippon Denko Co., Ltd..............................   329,650   1,044,686
    Nippon Densetsu Kogyo Co., Ltd.....................    78,700   1,255,407
#   Nippon Electric Glass Co., Ltd.....................   570,000   3,193,408
    Nippon Express Co., Ltd............................   855,000   4,134,649
    Nippon Felt Co., Ltd...............................    15,100      70,458
    Nippon Filcon Co., Ltd.............................    16,300      67,763
    Nippon Fine Chemical Co., Ltd......................    23,700     158,334
    Nippon Flour Mills Co., Ltd........................   376,000   1,901,604
#   Nippon Formula Feed Manufacturing Co., Ltd.........   128,000     142,870
#   Nippon Gas Co., Ltd................................    41,300     967,507
    Nippon Hume Corp...................................    41,000     276,470
    Nippon Jogesuido Sekkei Co., Ltd...................     8,200     103,188
    Nippon Kanzai Co., Ltd.............................     8,000     199,633
    Nippon Kasei Chemical Co., Ltd.....................    26,000      36,872
    Nippon Kayaku Co., Ltd.............................   268,000   3,397,265
*   Nippon Kinzoku Co., Ltd............................    87,000     126,378
    Nippon Koei Co., Ltd...............................   142,000     753,407
    Nippon Konpo Unyu Soko Co., Ltd....................   127,400   2,183,242
*   Nippon Koshuha Steel Co., Ltd......................   153,000     171,006
    Nippon Light Metal Holdings Co., Ltd............... 1,398,600   2,370,682
#   Nippon Paint Co., Ltd..............................   101,000   2,327,205
#   Nippon Paper Industries Co., Ltd...................   215,502   3,767,780
#   Nippon Parking Development Co., Ltd................   214,300     242,621
    Nippon Pillar Packing Co., Ltd.....................    38,900     311,542
#   Nippon Piston Ring Co., Ltd........................   219,000     471,861
    Nippon Rietec Co., Ltd.............................     3,000      23,086
    Nippon Road Co., Ltd. (The)........................   155,000     869,383
    Nippon Seiki Co., Ltd..............................    63,000   1,237,892
    Nippon Seisen Co., Ltd.............................    36,000     223,904
    Nippon Sharyo, Ltd.................................    95,000     347,584
*   Nippon Sheet Glass Co., Ltd........................ 1,879,000   2,615,997
    Nippon Shinyaku Co., Ltd...........................    83,000   2,369,950
#   Nippon Shokubai Co., Ltd...........................   234,000   2,999,456
    Nippon Signal Co., Ltd. (The)......................   110,800   1,037,864
    Nippon Soda Co., Ltd...............................   196,000   1,069,490
    Nippon Steel & Sumikin Bussan Corp.................   492,000   1,935,708
    Nippon Steel & Sumikin Texeng Co., Ltd.............    71,000     401,470
#   Nippon Steel & Sumitomo Metal Corp................. 4,792,540  14,471,838
*   Nippon Suisan Kaisha, Ltd..........................   709,400   2,043,260
    Nippon Synthetic Chemical Industry Co., Ltd. (The).   135,000   1,045,747
    Nippon Telegraph & Telephone Corp..................    27,500   1,826,117
    Nippon Telegraph & Telephone Corp. ADR.............    71,400   2,374,764
    Nippon Thompson Co., Ltd...........................   206,000     985,274
    Nippon Tungsten Co., Ltd...........................    31,000      63,212
    Nippon Valqua Industries, Ltd......................   135,000     396,784
#*  Nippon Yakin Kogyo Co., Ltd........................   285,000     886,394
#   Nippon Yusen K.K................................... 1,891,904   5,420,739
#   Nipro Corp.........................................   337,900   2,891,737

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nishi-Nippon City Bank, Ltd. (The)................. 1,165,000 $ 3,024,492
    Nishi-Nippon Railroad Co., Ltd.....................   400,000   1,608,411
    Nishimatsu Construction Co., Ltd...................   152,000     715,750
#   Nishimatsuya Chain Co., Ltd........................    91,900     734,930
    Nishio Rent All Co., Ltd...........................    25,100   1,063,694
#   Nissan Chemical Industries, Ltd....................   157,300   2,883,497
    Nissan Motor Co., Ltd.............................. 1,691,100  16,590,376
    Nissan Shatai Co., Ltd.............................   130,300   2,098,350
    Nissan Tokyo Sales Holdings Co., Ltd...............    36,000     108,332
    Nissei ASB Machine Co., Ltd........................    11,700     196,735
#   Nissei Build Kogyo Co., Ltd........................    85,000     249,329
    Nissei Plastic Industrial Co., Ltd.................    20,700     123,601
#   Nissha Printing Co., Ltd...........................    51,400     742,628
    Nisshin Fudosan Co.................................    56,200     223,707
#   Nisshin Oillio Group, Ltd. (The)...................   261,000     878,705
#   Nisshin Seifun Group, Inc..........................   397,769   4,645,115
    Nisshin Steel Co., Ltd.............................   152,974   2,065,567
    Nisshinbo Holdings, Inc............................    94,000     948,773
    Nissin Corp........................................   100,000     296,182
    Nissin Electric Co., Ltd...........................    99,000     574,072
    Nissin Foods Holdings Co., Ltd.....................    15,575     855,787
    Nissin Kogyo Co., Ltd..............................   101,400   1,824,451
    Nissin Sugar Co., Ltd..............................     4,900     111,801
    Nissui Pharmaceutical Co., Ltd.....................    18,200     212,828
#   Nitori Holdings Co., Ltd...........................    33,400   1,876,105
    Nitta Corp.........................................    38,900     941,246
#   Nitta Gelatin, Inc.................................     6,000      52,877
    Nittan Valve Co., Ltd..............................    27,500      90,067
    Nittetsu Mining Co., Ltd...........................   177,000     761,501
    Nitto Boseki Co., Ltd..............................   286,000   1,250,274
#   Nitto Denko Corp...................................   134,300   5,993,330
    Nitto FC Co., Ltd..................................     3,400      20,950
    Nitto Kogyo Corp...................................    51,800   1,083,251
    Nitto Kohki Co., Ltd...............................    19,300     387,400
    Nitto Seiko Co., Ltd...............................    39,000     145,381
    Nittoc Construction Co., Ltd.......................    77,149     283,001
#   Nittoku Engineering Co., Ltd.......................    42,700     405,988
    NKSJ Holdings, Inc.................................   293,300   7,406,260
    NOF Corp...........................................   283,000   1,973,103
    Nohmi Bosai, Ltd...................................    49,000     746,239
    NOK Corp...........................................   150,500   3,073,112
#   Nomura Co., Ltd....................................    67,800     626,182
    Nomura Holdings, Inc............................... 1,860,800  11,748,290
    Nomura Holdings, Inc. ADR..........................   402,117   2,533,337
    Nomura Real Estate Holdings, Inc...................   149,800   2,783,294
    Nomura Research Institute, Ltd.....................    44,700   1,407,389
    Noritake Co., Ltd..................................   252,000     699,518
    Noritz Corp........................................    61,900   1,216,263
    North Pacific Bank, Ltd............................   699,300   2,857,205
    NS Solutions Corp..................................    37,600   1,085,377
#   NS United Kaiun Kaisha, Ltd........................   321,000     738,290
    NSD Co., Ltd.......................................    64,100     883,256
    NSK, Ltd...........................................   316,000   4,445,564

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    NTN Corp........................................... 1,501,000 $ 7,233,933
    NTT Data Corp......................................    76,500   2,913,288
    NTT DOCOMO, Inc.................................... 1,019,000  17,869,334
    NTT DOCOMO, Inc. Sponsored ADR.....................    44,600     781,838
#   NTT Urban Development Corp.........................    96,400   1,050,235
#   Nuflare Technology, Inc............................     7,900     410,301
    Obara Group, Inc...................................    19,400     859,529
#   Obayashi Corp......................................   564,000   4,116,232
    Obayashi Road Corp.................................    67,000     348,261
    OBIC Business Consultants, Ltd.....................     4,600     141,517
    Obic Co., Ltd......................................    66,400   2,357,151
#   Odakyu Electric Railway Co., Ltd...................   200,000   1,959,250
    Odelic Co., Ltd....................................     5,300     146,901
    Oenon Holdings, Inc................................   112,000     266,220
    Ogaki Kyoritsu Bank, Ltd. (The)....................   670,000   1,839,712
    Ohara, Inc.........................................    15,100      85,404
    Ohashi Technica, Inc...............................     4,700      48,135
    Ohsho Food Service Corp............................    24,700   1,037,187
    OIE Sangyo Co., Ltd................................     1,200       9,574
    Oiles Corp.........................................    42,168   1,050,374
    Oita Bank, Ltd. (The)..............................   333,000   1,208,653
    Oji Holdings Corp.................................. 1,558,000   6,270,517
    Okabe Co., Ltd.....................................    60,500     780,100
    Okamoto Industries, Inc............................   111,000     387,337
*   Okamoto Machine Tool Works, Ltd....................    47,000      60,349
    Okamura Corp.......................................   122,000   1,048,502
    Okaya Electric Industries Co., Ltd.................     6,700      24,500
    OKI Electric Cable Co., Ltd........................    12,000      40,283
    Oki Electric Industry Co., Ltd..................... 1,247,000   2,767,209
    Okinawa Cellular Telephone Co......................     2,200      64,751
    Okinawa Electric Power Co., Inc. (The).............    29,080     932,468
    OKK Corp...........................................   153,000     227,604
    OKUMA Corp.........................................   245,000   2,253,204
    Okumura Corp.......................................   385,000   2,094,798
    Okura Industrial Co., Ltd..........................    71,000     262,088
    Okuwa Co., Ltd.....................................    30,000     285,444
    Olympic Group Corp.................................    18,200     186,280
#*  Olympus Corp.......................................   102,400   3,684,739
#   Omron Corp.........................................    82,500   3,659,099
    ONO Sokki Co., Ltd.................................    13,500     122,139
    Onoken Co., Ltd....................................    31,000     354,919
#   Onward Holdings Co., Ltd...........................   380,000   2,709,213
#   OPT, Inc...........................................     9,400      67,784
    Optex Co., Ltd.....................................    21,900     473,868
#   Oracle Corp. Japan.................................    16,900     716,043
    Organo Corp........................................    70,000     348,050
    Oriental Land Co., Ltd.............................     8,600   1,614,962
#   Origin Electric Co., Ltd...........................    47,000     156,349
    Osaka Gas Co., Ltd.................................   606,000   2,520,528
    Osaka Organic Chemical Industry, Ltd...............    16,800      71,786
    Osaka Steel Co., Ltd...............................    20,100     371,807
#   OSAKA Titanium Technologies Co., Ltd...............    35,000     948,990
#   Osaki Electric Co., Ltd............................    94,000     521,376

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    OSG Corp...........................................    87,200 $ 1,510,908
#   Otsuka Corp........................................    22,200   1,011,506
    Otsuka Holdings Co., Ltd...........................   125,700   4,002,638
    Outsourcing, Inc...................................    12,200     154,782
    Pacific Industrial Co., Ltd........................   115,300     851,335
    Pack Corp. (The)...................................    25,100     496,815
    Pal Co., Ltd.......................................    27,600     779,758
    Paltac Corp........................................    80,958   1,078,579
#   PanaHome Corp......................................   194,000   1,438,055
    Panasonic Corp.....................................   817,400  10,191,690
    Panasonic Corp. Sponsored ADR......................   204,353   2,578,935
    Panasonic Industrial Devices SUNX Co., Ltd.........    39,400     194,004
#   Paramount Bed Holdings Co., Ltd....................    33,600   1,001,659
    Parco Co., Ltd.....................................    68,600     598,758
    Paris Miki Holdings, Inc...........................    44,400     212,311
    Park24 Co., Ltd....................................    92,600   1,698,782
    Pasco Corp.........................................    29,000     127,959
#   Pasona Group, Inc..................................    62,000     342,771
#   Penta-Ocean Construction Co., Ltd..................   547,700   1,987,784
    PIA Corp...........................................     1,500      26,448
#   Pigeon Corp........................................    32,500   1,866,965
    Pilot Corp.........................................    25,400   1,120,471
    Piolax, Inc........................................    22,100     853,547
*   Pioneer Corp.......................................   845,200   2,261,488
    Plenus Co., Ltd....................................    47,000   1,095,963
    Pola Orbis Holdings, Inc...........................    32,800   1,361,959
    Press Kogyo Co., Ltd...............................   287,000   1,092,108
    Pressance Corp.....................................    21,900     641,429
    Prestige International, Inc........................    13,200     109,613
    Prima Meat Packers, Ltd............................   424,000   1,097,257
    Pronexus, Inc......................................    30,900     238,212
    Proto Corp.........................................    15,600     224,937
    PS Mitsubishi Construction Co., Ltd................    41,600     181,650
    Psc, Inc...........................................     2,600      96,485
    Qol Co., Ltd.......................................    21,200     123,164
#   Raito Kogyo Co., Ltd...............................    96,800     672,036
#   Rakuten, Inc.......................................   136,700   1,795,276
#*  Rasa Industries, Ltd...............................   168,000     245,978
    Relo Holdings, Inc.................................    17,200   1,167,042
    Renaissance, Inc...................................     6,600      61,048
#*  Renesas Electronics Corp...........................    48,500     361,100
    Rengo Co., Ltd.....................................   670,710   3,063,997
*   Renown, Inc........................................    86,300     100,459
#   Resona Holdings, Inc............................... 1,482,800   8,263,016
    Resorttrust, Inc...................................   124,900   2,579,604
    Rheon Automatic Machinery Co., Ltd.................    21,000      88,436
    Rhythm Watch Co., Ltd..............................   102,000     161,756
    Riberesute Corp....................................     8,100      50,953
    Ricoh Co., Ltd.....................................   730,819   8,366,057
    Ricoh Leasing Co., Ltd.............................    26,800     774,981
    Right On Co., Ltd..................................    22,400     154,890
    Riken Corp.........................................   210,000     943,131
    Riken Keiki Co., Ltd...............................     9,000      95,650

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Riken Technos Corp.................................  75,000 $  369,678
    Riken Vitamin Co., Ltd.............................  12,600    321,993
#   Ringer Hut Co., Ltd................................  10,800    176,991
#   Rinnai Corp........................................  11,800  1,074,330
#   Rion Co., Ltd......................................  16,700    232,746
    Riso Kagaku Corp...................................  37,879  1,106,635
#   Riso Kyoiku Co., Ltd...............................  25,550     60,062
#   Rock Field Co., Ltd................................  25,900    474,360
    Rohm Co., Ltd......................................   2,600    146,576
#   Rohto Pharmaceutical Co., Ltd...................... 112,200  1,736,346
#   Rokko Butter Co., Ltd..............................   6,000     51,894
    Roland DG Corp.....................................  13,300    500,663
    Round One Corp..................................... 209,200  1,217,172
    Royal Holdings Co., Ltd............................  53,100    869,111
    Ryobi, Ltd......................................... 390,000  1,268,645
    Ryoden Trading Co., Ltd............................  56,000    410,351
#   Ryohin Keikaku Co., Ltd............................  16,075  1,940,100
    Ryosan Co., Ltd....................................  69,400  1,485,121
    S Foods, Inc.......................................  26,500    416,427
    Sagami Chain Co., Ltd..............................  20,000    190,580
    Saibu Gas Co., Ltd................................. 343,000    864,375
#   Saizeriya Co., Ltd.................................  65,000    873,037
    Sakai Chemical Industry Co., Ltd................... 203,000    645,221
    Sakai Heavy Industries, Ltd........................  96,000    303,933
#   Sakai Moving Service Co., Ltd......................   3,300    122,488
#   Sakai Ovex Co., Ltd................................ 112,000    180,530
    Sakata INX Corp....................................  77,000    755,249
    Sakata Seed Corp...................................  90,200  1,220,704
    Sala Corp..........................................  56,500    318,832
    SAMTY Co., Ltd.....................................   2,800     17,768
    San Holdings, Inc..................................   1,800     24,493
    San-A Co., Ltd.....................................  36,900  1,197,392
    San-Ai Oil Co., Ltd................................ 151,000  1,146,985
    San-In Godo Bank, Ltd. (The)....................... 328,000  2,333,851
    Sanden Corp........................................ 238,000  1,336,000
    Sanei Architecture Planning Co., Ltd...............   5,900     50,190
    Sangetsu Co., Ltd..................................  49,900  1,313,065
#*  Sanix, Inc.........................................  43,900    518,834
    Sanken Electric Co., Ltd........................... 305,000  2,468,582
    Sanki Engineering Co., Ltd......................... 105,000    819,747
#   Sanko Marketing Foods Co., Ltd.....................  10,800     95,213
    Sanko Metal Industrial Co., Ltd....................  38,000     85,221
    Sankyo Co., Ltd....................................  45,600  1,774,430
    Sankyo Seiko Co., Ltd..............................  54,900    218,546
    Sankyo Tateyama, Inc...............................  71,400  1,445,841
    Sankyu, Inc........................................ 559,000  2,721,926
    Sanoh Industrial Co., Ltd..........................  55,800    390,075
#   Sanrio Co., Ltd....................................  57,100  1,645,705
    Sanshin Electronics Co., Ltd.......................  57,100    460,949
#   Santen Pharmaceutical Co., Ltd.....................  19,500  1,149,540
    Sanwa Holdings Corp................................ 490,000  3,453,953
    Sanyo Chemical Industries, Ltd..................... 159,000  1,061,635
    Sanyo Denki Co., Ltd...............................  82,000    627,650

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sanyo Electric Railway Co., Ltd....................  36,000 $  160,376
    Sanyo Housing Nagoya Co., Ltd......................  12,600    126,198
    Sanyo Industries, Ltd..............................  15,000     30,440
    Sanyo Shokai, Ltd.................................. 322,000    740,043
    Sanyo Special Steel Co., Ltd....................... 348,000  1,563,568
#   Sapporo Holdings, Ltd.............................. 958,000  4,115,070
#*  Sasebo Heavy Industries Co., Ltd...................  91,000    104,602
    Sata Construction Co., Ltd......................... 109,000    126,493
#   Sato Holdings Corp.................................  46,900  1,203,495
    Sato Shoji Corp....................................  19,700    135,883
    Satori Electric Co., Ltd...........................  18,800    120,724
#   Sawada Holdings Co., Ltd...........................  51,100    386,507
    Sawai Pharmaceutical Co., Ltd......................  33,700  1,909,946
    Saxa Holdings, Inc.................................  86,000    137,704
    SBI Holdings, Inc.................................. 320,380  3,737,740
    SBS Holdings, Inc..................................  19,500    128,991
    Scroll Corp........................................  41,800    109,834
    SCSK Corp..........................................  50,959  1,409,261
    Secom Co., Ltd.....................................  52,600  3,199,454
    Secom Joshinetsu Co., Ltd..........................   1,500     39,249
#   Sega Sammy Holdings, Inc........................... 100,012  1,978,387
    Seibu Electric Industry Co., Ltd...................  16,000     76,122
    Seika Corp.........................................  84,000    221,103
    Seikitokyu Kogyo Co., Ltd.......................... 411,000    470,204
    Seiko Epson Corp................................... 192,600  8,244,411
    Seiko Holdings Corp................................ 440,000  1,721,375
    Seino Holdings Co., Ltd............................ 249,000  2,677,050
    Seiren Co., Ltd....................................  95,300    850,956
    Sekisui Chemical Co., Ltd.......................... 536,000  6,426,883
#   Sekisui House, Ltd................................. 543,400  7,132,058
    Sekisui Jushi Corp.................................  56,200    765,958
    Sekisui Plastics Co., Ltd..........................  76,000    216,987
#   Senko Co., Ltd..................................... 209,000  1,073,836
    Senshu Electric Co., Ltd...........................   9,500    142,335
    Senshu Ikeda Holdings, Inc......................... 386,260  1,968,628
#   Senshukai Co., Ltd.................................  67,600    569,517
#   Seria Co., Ltd.....................................  21,800    947,676
    Seven & I Holdings Co., Ltd........................ 204,352  8,504,225
#   Seven Bank, Ltd.................................... 217,500    872,834
#*  Sharp Corp......................................... 917,000  2,856,274
    Shibaura Mechatronics Corp.........................  26,000     75,912
    Shibusawa Warehouse Co., Ltd. (The)................  84,000    285,281
#   Shibuya Kogyo Co., Ltd.............................  21,000    597,625
#   Shidax Corp........................................  17,900     88,062
    Shiga Bank, Ltd. (The)............................. 421,000  2,493,120
    Shikibo, Ltd....................................... 256,000    294,849
    Shikoku Bank, Ltd. (The)........................... 320,000    713,242
    Shikoku Chemicals Corp.............................  72,000    489,971
#*  Shikoku Electric Power Co., Inc.................... 141,200  1,861,812
#   Shima Seiki Manufacturing, Ltd.....................  60,400  1,155,245
    Shimachu Co., Ltd.................................. 102,400  2,374,202
    Shimadzu Corp...................................... 323,000  3,091,651
    Shimamura Co., Ltd.................................  27,300  2,707,313

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Shimano, Inc.......................................    16,700 $ 1,949,570
    Shimizu Bank, Ltd. (The)...........................    11,900     314,730
#   Shimizu Corp.......................................   380,000   2,910,630
    Shimojima Co., Ltd.................................     1,500      15,420
    Shin Nippon Air Technologies Co., Ltd..............    22,400     172,825
#   Shin-Etsu Chemical Co., Ltd........................    91,100   5,778,305
    Shin-Etsu Polymer Co., Ltd.........................    61,400     333,353
    Shin-Keisei Electric Railway Co., Ltd..............    26,000      96,501
    Shinagawa Refractories Co., Ltd....................    88,000     209,185
    Shindengen Electric Manufacturing Co., Ltd.........   240,000   1,369,785
    Shinko Electric Industries Co., Ltd................   219,900   1,954,934
#   Shinko Plantech Co., Ltd...........................    87,600     659,277
    Shinko Shoji Co., Ltd..............................    48,100     431,917
    Shinko Wire Co., Ltd...............................    47,000      83,197
    Shinmaywa Industries, Ltd..........................   179,000   1,617,628
    Shinnihon Corp.....................................    42,600     135,658
#   Shinsei Bank, Ltd.................................. 1,694,000   3,582,003
    Shinsho Corp.......................................    94,000     228,546
    Shinwa Co., Ltd....................................     5,000      64,717
    Shionogi & Co., Ltd................................   223,900   4,833,758
    Ship Healthcare Holdings, Inc......................    56,300   1,839,378
    Shiroki Corp.......................................    85,000     175,943
#   Shiseido Co., Ltd..................................   156,800   3,090,357
    Shizuki Electric Co., Inc..........................    24,000     112,239
    Shizuoka Bank, Ltd. (The)..........................   566,000   6,100,071
    Shizuoka Gas Co., Ltd..............................   111,500     734,465
    Shobunsha Publications, Inc........................    15,400      96,843
    Shoko Co., Ltd.....................................   139,000     214,246
#   Showa Aircraft Industry Co., Ltd...................    10,553     122,666
    Showa Corp.........................................   142,300   1,585,148
#   Showa Denko K.K.................................... 3,321,000   4,831,014
    Showa Sangyo Co., Ltd..............................   116,000     426,782
#   Showa Shell Sekiyu KK..............................   319,600   3,604,600
#   Siix Corp..........................................    40,700     753,945
#   Sinanen Co., Ltd...................................    93,000     388,958
    Sinfonia Technology Co., Ltd.......................   185,000     302,067
    Sinko Industries, Ltd..............................    29,300     328,142
    Sintokogio, Ltd....................................   112,900     796,156
    SKY Perfect JSAT Holdings, Inc.....................   362,200   2,147,788
    SMC Corp...........................................     5,100   1,408,001
    SMK Corp...........................................   133,000     562,067
#   SMS Co., Ltd.......................................    16,600     401,777
    Soda Nikka Co., Ltd................................    13,000      56,743
#   Sodick Co., Ltd....................................   146,800   1,016,839
    Soft99 Corp........................................    10,600      67,788
    Softbank Corp......................................   185,332  13,323,166
#   Softbank Technology Corp...........................     8,700     128,202
    Sogo Medical Co., Ltd..............................    11,200     545,238
    Sohgo Security Services Co., Ltd...................   100,300   2,278,516
    Sojitz Corp........................................ 2,235,000   3,801,569
#   Sony Corp..........................................   630,400  11,489,503
#   Sony Corp. Sponsored ADR...........................   355,389   6,549,819
    Sony Financial Holdings, Inc.......................   114,400   1,873,578

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Soshin Electric Co., Ltd...........................     4,300 $    15,864
    Sotetsu Holdings, Inc..............................   344,000   1,365,293
    Sotoh Co., Ltd.....................................       700       6,530
    Space Co., Ltd.....................................    10,300     102,263
#   Sparx Group Co., Ltd...............................    28,200      62,178
    SPK Corp...........................................     5,700     106,343
    Square Enix Holdings Co., Ltd......................    80,100   1,635,074
    Srg Takamiya Co., Ltd..............................     5,500      84,914
    ST Corp............................................    14,600     141,844
    St Marc Holdings Co., Ltd..........................    20,000   1,090,841
#   Stanley Electric Co., Ltd..........................   122,300   3,172,128
    Star Micronics Co., Ltd............................    62,000     852,731
    Starbucks Coffee Japan, Ltd........................    48,200     553,489
    Start Today Co., Ltd...............................    52,200   1,382,899
    Starts Corp., Inc..................................    29,600     486,974
#   Starzen Co., Ltd...................................    95,000     273,983
    Stella Chemifa Corp................................    29,700     402,337
    Step Co., Ltd......................................     5,400      42,230
#   Studio Alice Co., Ltd..............................    23,300     325,545
    Sugi Holdings Co., Ltd.............................    27,100   1,161,748
    Sugimoto & Co., Ltd................................    10,300     100,684
#   Sumco Corp.........................................   170,160   1,566,450
    Sumida Corp........................................    53,200     372,614
    Suminoe Textile Co., Ltd...........................   132,000     466,286
    Sumitomo Bakelite Co., Ltd.........................   456,000   1,809,368
    Sumitomo Chemical Co., Ltd......................... 2,085,000   7,925,132
    Sumitomo Corp......................................   596,100   7,855,436
    Sumitomo Dainippon Pharma Co., Ltd.................    85,400   1,044,025
    Sumitomo Densetsu Co., Ltd.........................    44,500     524,181
    Sumitomo Electric Industries, Ltd..................   534,800   7,838,821
    Sumitomo Forestry Co., Ltd.........................   216,400   2,549,154
    Sumitomo Heavy Industries, Ltd.....................   836,480   4,088,063
    Sumitomo Metal Mining Co., Ltd.....................   392,000   6,530,419
#*  Sumitomo Mitsui Construction Co., Ltd.............. 1,274,600   1,437,989
    Sumitomo Mitsui Financial Group, Inc...............   754,470  30,755,569
    Sumitomo Mitsui Trust Holdings, Inc................ 1,636,730   7,122,568
    Sumitomo Osaka Cement Co., Ltd.....................   999,000   3,591,259
    Sumitomo Precision Products Co., Ltd...............    85,000     340,210
    Sumitomo Real Estate Sales Co., Ltd................    15,680     454,650
    Sumitomo Realty & Development Co., Ltd.............    60,000   2,477,291
    Sumitomo Rubber Industries, Ltd....................   257,700   3,732,601
#   Sumitomo Seika Chemicals Co., Ltd..................   124,000     842,451
#   Sumitomo Warehouse Co., Ltd. (The).................   184,000   1,037,850
    Sun Frontier Fudousan Co., Ltd.....................    20,500     230,630
    Sun-Wa Technos Corp................................     8,100      80,713
    Suncall Corp.......................................     5,000      30,863
    Sundrug Co., Ltd...................................    34,600   1,553,384
    Suruga Bank, Ltd...................................   141,000   2,749,309
    Suzuken Co., Ltd...................................   112,600   3,590,047
    Suzuki Motor Corp..................................   219,700   7,331,391
#*  SWCC Showa Holdings Co., Ltd.......................   662,000     732,374
#   Sysmex Corp........................................    61,800   2,399,106
    Systena Corp.......................................    32,800     247,207

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    T Hasegawa Co., Ltd................................    25,500 $  387,943
    T RAD Co., Ltd.....................................   172,000    479,158
    T&D Holdings, Inc..................................   671,810  8,431,603
    T&K Toka Co., Ltd..................................    16,700    352,813
    T-Gaia Corp........................................    34,200    317,238
    Tabuchi Electric Co., Ltd..........................    39,000    384,427
#   Tachi-S Co., Ltd...................................    71,200  1,196,651
    Tachibana Eletech Co., Ltd.........................    33,000    447,692
    Tadano, Ltd........................................   159,421  2,769,641
    Taiheiyo Cement Corp...............................   672,000  2,601,848
    Taiheiyo Kouhatsu, Inc.............................   143,000    138,483
    Taiho Kogyo Co., Ltd...............................    44,300    485,345
    Taikisha, Ltd......................................    50,300  1,167,967
    Taiko Bank, Ltd. (The).............................    27,000     58,991
    Taiko Pharmaceutical Co., Ltd......................    23,400    374,277
    Taisei Corp........................................   560,399  3,160,416
    Taisei Lamick Co., Ltd.............................     5,700    147,781
    Taiyo Holdings Co., Ltd............................    16,600    512,251
#   Taiyo Nippon Sanso Corp............................   431,000  3,779,480
#   Taiyo Yuden Co., Ltd...............................   289,400  3,086,495
    Takagi Securities Co., Ltd.........................    93,000    230,560
    Takamatsu Construction Group Co., Ltd..............    14,600    246,937
    Takano Co., Ltd....................................     1,100      6,438
#   Takaoka Toko Co., Ltd..............................    17,174    240,897
    Takara Holdings, Inc...............................   212,000  1,948,401
    Takara Leben Co., Ltd..............................   153,700    519,679
    Takara Standard Co., Ltd...........................   193,895  1,759,394
    Takasago International Corp........................   137,000    653,054
    Takasago Thermal Engineering Co., Ltd..............   137,200  1,691,911
#   Takashima & Co., Ltd...............................    67,000    150,433
#   Takashimaya Co., Ltd...............................   434,000  3,991,395
    Takata Corp........................................    70,200  1,396,520
#   Take And Give Needs Co., Ltd.......................    20,440    241,734
    Takeda Pharmaceutical Co., Ltd.....................   133,600  6,093,825
#   Takeei Corp........................................    51,700    558,996
    Takeuchi Manufacturing Co., Ltd....................    20,800    853,219
    Takihyo Co., Ltd...................................     5,000     20,564
    Takiron Co., Ltd...................................    72,000    408,968
    Takisawa Machine Tool Co., Ltd.....................    83,000    166,147
    Takuma Co., Ltd....................................   166,000  1,006,534
#   Tama Home Co., Ltd.................................    19,000    122,923
#   Tamron Co., Ltd....................................    37,400    838,393
    Tamura Corp........................................   168,000    670,629
#   Tanseisha Co., Ltd.................................    66,500    443,810
#   Tatsuta Electric Wire and Cable Co., Ltd...........    96,900    557,288
    Tayca Corp.........................................    39,000    143,460
    TBK Co., Ltd.......................................    37,000    187,431
#   TDK Corp...........................................    92,300  4,427,732
#   TDK Corp. Sponsored ADR............................    48,131  2,292,961
#*  Teac Corp..........................................    26,000     15,791
    TECHNO ASSOCIE Co., Ltd............................     3,000     28,314
    Techno Ryowa, Ltd..................................     8,870     43,098
#   Teijin, Ltd........................................ 2,129,750  5,274,127

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Teikoku Electric Manufacturing Co., Ltd............  10,000 $  259,729
    Teikoku Sen-I Co., Ltd.............................   3,200     64,082
    Teikoku Tsushin Kogyo Co., Ltd.....................  70,000    127,443
#   Tekken Corp........................................ 189,000    696,593
    Terumo Corp........................................ 101,900  2,310,586
    THK Co., Ltd....................................... 106,000  2,550,906
    Tigers Polymer Corp................................   6,200     34,046
#   Titan Kogyo K.K....................................   8,000     19,203
    TKC Corp...........................................  18,400    389,222
#   Toa Corp.(6894434).................................  33,000    408,541
    Toa Corp.(6894508)................................. 578,000  1,028,217
    Toa Oil Co., Ltd................................... 198,000    330,855
    TOA ROAD Corp...................................... 136,000    561,764
#   Toabo Corp......................................... 164,000    117,162
#   Toagosei Co., Ltd.................................. 483,500  2,037,101
#*  Tobishima Corp..................................... 267,600    421,795
#   Tobu Railway Co., Ltd.............................. 327,000  1,712,081
    Tobu Store Co., Ltd................................  30,000     82,041
    TOC Co., Ltd....................................... 101,800    717,891
    Tocalo Co., Ltd....................................  28,900    493,654
    Tochigi Bank, Ltd. (The)........................... 212,000    876,923
#   Toda Corp.......................................... 466,000  1,996,131
#*  Toda Kogyo Corp.................................... 105,000    302,296
    Toei Animation Co., Ltd............................   4,100    114,720
    Toei Co., Ltd...................................... 163,000    861,836
    Toenec Corp........................................  62,000    339,523
    Toho Bank, Ltd. (The).............................. 324,000  1,157,864
    Toho Co., Ltd.(6895200)............................  44,900  1,089,099
#   Toho Co., Ltd.(6895211)............................  45,000    164,068
    Toho Gas Co., Ltd.................................. 337,000  1,862,136
#   Toho Holdings Co., Ltd.............................  98,500  1,859,611
#*  Toho Titanium Co., Ltd.............................  59,300    485,094
    Toho Zinc Co., Ltd................................. 432,000  2,040,970
    Tohoku Bank, Ltd. (The)............................ 161,000    234,853
    Tohoku Electric Power Co., Inc..................... 143,200  1,563,663
    Tohto Suisan Co., Ltd..............................  61,000    111,225
#   Tokai Carbon Co., Ltd.............................. 474,000  1,355,945
    Tokai Corp/Gifu....................................  14,500    421,638
    TOKAI Holdings Corp................................ 139,400    589,492
    Tokai Lease Co., Ltd...............................  40,000     78,143
    Tokai Rika Co., Ltd................................ 134,800  2,812,969
    Tokai Rubber Industries, Ltd....................... 117,700  1,162,940
#   Token Corp.........................................  17,970    830,038
    Tokio Marine Holdings, Inc......................... 210,312  6,613,631
#   Tokio Marine Holdings, Inc. ADR....................  63,004  1,987,461
    Tokushu Tokai Paper Co., Ltd....................... 148,380    320,431
#   Tokuyama Corp...................................... 755,000  2,585,619
    Tokyo Derica Co., Ltd..............................  19,200    364,355
    Tokyo Dome Corp.................................... 486,000  2,283,100
*   Tokyo Electric Power Co., Inc...................... 457,612  1,785,422
#   Tokyo Electron Device, Ltd.........................  14,100    197,343
    Tokyo Electron, Ltd................................  88,800  5,800,717
    Tokyo Energy & Systems, Inc........................  39,000    233,850

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Tokyo Gas Co., Ltd.................................   376,000 $2,147,973
    Tokyo Keiki, Inc...................................   104,000    268,461
*   Tokyo Kikai Seisakusho, Ltd........................   103,000     87,120
#   Tokyo Rakutenchi Co., Ltd..........................    38,000    181,256
#*  Tokyo Rope Manufacturing Co., Ltd..................   304,000    533,017
    Tokyo Sangyo Co., Ltd..............................    24,500     96,272
    Tokyo Seimitsu Co., Ltd............................    84,600  1,500,328
#   Tokyo Steel Manufacturing Co., Ltd.................   191,900  1,151,198
#   Tokyo Tatemono Co., Ltd............................   380,000  3,245,517
    Tokyo Tekko Co., Ltd...............................    99,000    525,949
    Tokyo Theatres Co., Inc............................   130,000    184,515
#   Tokyo Tomin Bank, Ltd. (The).......................    84,800  1,002,803
#   Tokyu Construction Co., Ltd........................   116,680    571,855
    Tokyu Corp.........................................   364,000  2,616,850
#   Tokyu Fudosan Holdings Corp........................   586,294  4,446,913
    Tokyu Recreation Co., Ltd..........................    22,819    140,310
    Toli Corp..........................................    66,000    141,756
    Tomato Bank, Ltd...................................   126,000    216,936
    Tomen Devices Corp.................................     3,000     52,084
    Tomen Electronics Corp.............................    18,200    292,452
    Tomoe Corp.........................................    54,700    226,964
    Tomoe Engineering Co., Ltd.........................     9,100    145,726
    Tomoegawa Co., Ltd.................................    17,000     32,207
    Tomoku Co., Ltd....................................    94,000    269,021
    TOMONY Holdings, Inc...............................   226,100    926,165
#   Tomy Co., Ltd......................................   203,200  1,055,547
    Tonami Holdings Co., Ltd...........................    88,000    203,292
#   TonenGeneral Sekiyu K.K............................    91,000    794,738
#   Topcon Corp........................................    55,600  1,270,496
    Toppan Forms Co., Ltd..............................   108,600  1,061,431
#   Toppan Printing Co., Ltd...........................   466,000  3,549,699
    Topre Corp.........................................   101,700  1,438,584
    Topy Industries, Ltd...............................   475,000    985,497
#   Toray Industries, Inc..............................   526,000  3,560,413
#   Toridoll.corp......................................    22,300    186,517
    Torigoe Co., Ltd. (The)............................    11,000     74,769
#   Torishima Pump Manufacturing Co., Ltd..............    44,800    397,143
    Tose Co., Ltd......................................     3,800     27,583
#   Tosei Corp.........................................    58,300    386,557
#   Toshiba Corp....................................... 1,186,000  5,274,918
    Toshiba Machine Co., Ltd...........................   167,000    741,988
    Toshiba Plant Systems & Services Corp..............    68,000  1,078,439
    Toshiba TEC Corp...................................   348,000  2,282,612
#   Tosho Co., Ltd.....................................     8,500    167,354
#   Tosho Printing Co., Ltd............................    75,000    354,015
    Tosoh Corp......................................... 1,137,000  4,988,777
    Totetsu Kogyo Co., Ltd.............................    45,400  1,113,337
    TOTO, Ltd..........................................   133,000  1,667,117
    Tottori Bank, Ltd. (The)...........................    69,000    143,025
    Toukei Computer Co., Ltd...........................     3,200     44,014
    Towa Bank, Ltd. (The)..............................   680,000    669,293
    Towa Corp..........................................    48,900    277,317
#   Towa Pharmaceutical Co., Ltd.......................    26,300  1,005,144

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Toyo Construction Co., Ltd.........................   142,800 $   590,884
    Toyo Denki Seizo--Toyo Electric Manufacturing Co.,
      Ltd..............................................    78,000     331,875
#   Toyo Engineering Corp..............................   215,000     946,596
#   Toyo Ink SC Holdings Co., Ltd......................   616,000   2,918,147
#   Toyo Kanetsu K.K...................................   271,000     672,894
    Toyo Kohan Co., Ltd................................    98,000     568,204
    Toyo Machinery & Metal Co., Ltd....................    28,000     140,254
    Toyo Securities Co., Ltd...........................   194,000     538,496
    Toyo Seikan Group Holdings, Ltd....................   238,900   3,720,696
    Toyo Sugar Refining Co., Ltd.......................    29,000      28,056
#   Toyo Suisan Kaisha, Ltd............................    59,000   1,789,597
    Toyo Tanso Co., Ltd................................    14,800     363,012
#   Toyo Tire & Rubber Co., Ltd........................   205,000   3,722,251
    Toyo Wharf & Warehouse Co., Ltd....................   151,000     332,567
    Toyobo Co., Ltd.................................... 2,219,000   3,591,574
#   Toyoda Gosei Co., Ltd..............................   162,000   3,289,990
#   Toyota Boshoku Corp................................   144,800   1,637,930
#   Toyota Motor Corp..................................   807,186  47,656,268
#   Toyota Motor Corp. Sponsored ADR...................   375,943  44,357,515
    Toyota Tsusho Corp.................................   247,425   6,878,594
    TPR Co., Ltd.......................................    52,400   1,226,881
#   Trancom Co., Ltd...................................    13,900     552,424
    Transcosmos, Inc...................................    40,000     853,236
    Trend Micro, Inc...................................    46,700   1,662,401
    Trend Micro, Inc. Sponsored ADR....................     3,540     126,484
    Trinity Industrial Corp............................     3,000      12,726
    Trusco Nakayama Corp...............................    41,461   1,043,051
    TS Tech Co., Ltd...................................   119,800   3,411,541
    TSI Holdings Co., Ltd..............................   151,990   1,116,560
    Tsubakimoto Chain Co...............................   348,000   2,970,049
    Tsubakimoto Kogyo Co., Ltd.........................    24,000      68,850
    Tsuchiya Holdings Co., Ltd.........................     1,200       3,470
#*  Tsudakoma Corp.....................................    78,000     108,082
#   Tsugami Corp.......................................   105,000     532,860
    Tsukada Global Holdings, Inc.......................     8,400      58,478
    Tsukamoto Corp. Co., Ltd...........................    37,000      48,067
    Tsukishima Kikai Co., Ltd..........................    50,000     553,552
    Tsukuba Bank, Ltd..................................   195,700     663,869
    Tsukui Corp........................................    50,300     463,485
#   Tsumura & Co.......................................   104,100   2,502,750
    Tsuruha Holdings, Inc..............................    36,200   2,078,044
    Tsurumi Manufacturing Co., Ltd.....................    25,000     333,404
    TYK Corp...........................................    34,000      71,971
    Tyo, Inc...........................................    95,600     161,347
#   UACJ Corp..........................................   475,144   1,877,036
#   Ube Industries, Ltd................................ 2,329,200   4,018,921
    Uchida Yoko Co., Ltd...............................    85,000     307,490
    UKC Holdings Corp..................................    30,500     476,096
#*  Ulvac, Inc.........................................   113,600   2,260,836
    Unicharm Corp......................................    17,000   1,040,956
    Uniden Corp........................................    42,000     101,609
    Union Tool Co......................................    18,400     484,690
    Unipres Corp.......................................    87,400   1,888,293

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    United Arrows, Ltd.................................    39,900 $1,562,610
#*  Unitika, Ltd....................................... 1,627,000    723,373
    Universal Entertainment Corp.......................    36,300    631,133
    UNY Group Holdings Co., Ltd........................   523,300  3,110,791
#*  Usen Corp..........................................   173,000    681,320
    Ushio, Inc.........................................   194,700  2,323,756
    USS Co., Ltd.......................................    95,700  1,671,834
    UT Holdings Co., Ltd...............................    38,400    223,418
    Utoc Corp..........................................    18,700     66,947
#   V Technology Co., Ltd..............................     4,500    142,706
    Valor Co., Ltd.....................................    81,000  1,320,011
#   Village Vanguard Co., Ltd..........................     8,500    108,386
    Vital KSK Holdings, Inc............................    56,885    460,521
    Vitec Co., Ltd.....................................     2,000     16,095
#   VT Holdings Co., Ltd...............................    93,300    500,278
    Wacoal Holdings Corp...............................   249,000  2,630,343
#   Wacom Co., Ltd.....................................   231,900  1,063,219
    Wakachiku Construction Co., Ltd....................   198,000    268,468
    Wakamoto Pharmaceutical Co., Ltd...................     9,000     22,236
    Wakita & Co., Ltd..................................    89,800  1,051,479
    Warabeya Nichiyo Co., Ltd..........................    39,100    780,193
    Watabe Wedding Corp................................     9,400     52,498
#   WATAMI Co., Ltd....................................    57,000    769,978
    Weathernews, Inc...................................    11,100    337,371
    Welcia Holdings Co., Ltd...........................    15,500    992,457
    Wellnet Corp.......................................     6,900    115,104
#   West Holdings Corp.................................    25,300    364,263
#   West Japan Railway Co..............................    52,700  2,390,276
    Wood One Co., Ltd..................................    40,000    119,594
    Wowow, Inc.........................................     6,100    254,572
    Xebio Co., Ltd.....................................    58,500  1,045,514
    Y A C Co., Ltd.....................................     9,900     65,251
    Yachiyo Bank, Ltd. (The)...........................    33,000  1,051,087
    Yachiyo Industry Co., Ltd..........................     1,100      7,250
    Yahagi Construction Co., Ltd.......................    52,400    398,448
#   Yahoo Japan Corp...................................   258,100  1,167,835
    Yaizu Suisankagaku Industry Co., Ltd...............     9,800     91,629
#   Yakult Honsha Co., Ltd.............................    21,400  1,130,747
    YAMABIKO Corp......................................    14,335    561,912
#   Yamada Denki Co., Ltd..............................   901,100  3,198,218
#   Yamagata Bank, Ltd. (The)..........................   309,000  1,497,686
    Yamaguchi Financial Group, Inc.....................   328,000  3,359,765
    Yamaha Corp........................................   229,600  3,498,619
#   Yamaha Motor Co., Ltd..............................   279,000  4,621,887
#   Yamaichi Electronics Co., Ltd......................    65,800    423,224
    Yamanashi Chuo Bank, Ltd. (The)....................   306,000  1,371,691
    Yamatane Corp......................................   271,000    463,308
    Yamato Corp........................................    26,000     90,794
#   Yamato Holdings Co., Ltd...........................   191,600  3,991,163
#   Yamato Kogyo Co., Ltd..............................    57,700  1,875,545
#   Yamaya Corp........................................     7,910    138,620
#   Yamazaki Baking Co., Ltd...........................   214,000  2,708,671
#   Yamazen Corp.......................................    92,100    729,305

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yaoko Co., Ltd....................................    15,600 $      879,927
#   Yaskawa Electric Corp.............................   158,000      2,059,175
    Yasuda Logistics Corp.............................    26,200        267,380
    Yellow Hat, Ltd...................................    29,300        642,623
    Yokogawa Bridge Holdings Corp.....................    55,600        834,356
    Yokogawa Electric Corp............................   127,300      1,603,356
#   Yokohama Reito Co., Ltd...........................   101,600        855,538
    Yokohama Rubber Co., Ltd. (The)...................   460,000      3,982,888
    Yokowo Co., Ltd...................................    22,200        115,237
    Yomeishu Seizo Co., Ltd...........................     2,000         18,398
#   Yomiuri Land Co., Ltd.............................    98,000        452,592
    Yondenko Corp.....................................    23,000         94,103
    Yondoshi Holdings, Inc............................    35,700        776,863
    Yonekyu Corp......................................       900          8,138
    Yonex Co., Ltd....................................     9,400         71,227
    Yorozu Corp.......................................    39,000        828,977
    Yuasa Funashoku Co., Ltd..........................    14,000         37,471
#   Yuasa Trading Co., Ltd............................   371,000        785,036
    Yuken Kogyo Co., Ltd..............................    80,000        187,772
    Yuki Gosei Kogyo Co., Ltd.........................    11,000         27,740
#   Yumeshin Holdings Co., Ltd........................    32,700        309,930
    Yurtec Corp.......................................    96,000        592,432
    Yusen Logistics Co., Ltd..........................    47,600        549,829
    Yushin Precision Equipment Co., Ltd...............     5,226        130,551
    Yushiro Chemical Industry Co., Ltd................    15,100        190,882
    Yutaka Foods Corp.................................     4,000         71,926
    Yutaka Giken Co., Ltd.............................       200          4,579
    Zappallas, Inc....................................    11,600         70,199
    Zenrin Co., Ltd...................................    53,900        629,361
#   Zensho Holdings Co., Ltd..........................   185,600      1,862,232
#   Zeon Corp.........................................   428,000      4,227,139
    ZERIA Pharmaceutical Co., Ltd.....................    35,399        867,656
#   Zuiko Corp........................................     4,200        217,519
                                                                 --------------
TOTAL JAPAN...........................................            2,440,623,897
                                                                 --------------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV............................   227,888      6,953,165
    Accell Group......................................    30,140        557,237
    Aegon NV(007924103)...............................   108,322        879,575
#   Aegon NV(5927375)................................. 1,512,602     12,266,694
    Akzo Nobel NV.....................................   181,929     13,103,179
    Akzo Nobel NV Sponsored ADR.......................    70,415      1,697,706
*   AMG Advanced Metallurgical Group NV...............    72,480        705,700
    Amsterdam Commodities NV..........................    28,565        650,376
*   APERAM............................................   120,930      4,069,703
    Arcadis NV........................................   147,797      4,619,460
#   ArcelorMittal(B295F26)............................   456,502      6,943,395
    ArcelorMittal(B03XPL1)............................   431,630      6,554,277
    ASM International NV(5165294).....................   101,222      3,848,996
#   ASM International NV(N07045102)...................       343         12,979
    ASML Holding NV(B929F46)..........................    58,212      5,489,986
#   ASML Holding NV(B908F01)..........................    40,988      3,859,430
    BE Semiconductor Industries NV....................   107,056      1,786,077

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NETHERLANDS -- (Continued)
    Beter Bed Holding NV...............................    13,418 $   309,281
    BinckBank NV.......................................   130,181   1,474,257
    Brunel International NV............................    42,315   1,108,432
    Corbion NV.........................................    57,135   1,087,431
    Delta Lloyd NV.....................................   390,319   9,015,881
    Exact Holding NV...................................    14,475     601,995
    Fugro NV...........................................   139,632   5,376,710
*   Galapagos NV.......................................    39,363     770,681
#   Gemalto NV.........................................    71,209   6,954,756
*   Grontmij...........................................   104,166     564,577
#   Heijmans NV........................................    51,046     724,402
    Heineken NV........................................    62,584   4,396,235
    Hunter Douglas NV..................................     1,366      61,460
*   ING Groep NV.......................................   480,158   6,236,092
#*  ING Groep NV Sponsored ADR......................... 1,495,332  19,394,456
    KAS Bank NV........................................    13,763     185,708
    Kendrion NV........................................    18,026     561,578
    Koninklijke Ahold NV............................... 1,259,643  21,963,543
    Koninklijke Ahold NV Sponsored ADR.................    20,012     349,615
#   Koninklijke BAM Groep NV...........................   416,754   1,129,807
    Koninklijke Boskalis Westminster NV................   206,259  11,016,028
    Koninklijke DSM NV.................................   158,584  10,955,505
*   Koninklijke KPN NV................................. 4,700,761  15,031,397
    Koninklijke Philips NV(500472303)..................   339,316  10,450,932
    Koninklijke Philips NV(5986622)....................   545,497  16,812,526
#   Koninklijke Ten Cate NV............................    61,787   1,592,110
    Koninklijke Vopak NV...............................    88,611   4,101,802
    Koninklijke Wessanen NV............................   183,462   1,068,509
#*  Macintosh Retail Group NV..........................    49,262     493,917
#   Nederland Apparatenfabriek.........................     3,562     140,238
#   Nutreco NV.........................................   151,349   6,465,489
#*  Ordina NV..........................................   244,877     586,568
*   PostNL NV..........................................   691,188   3,449,474
    Randstad Holding NV................................   172,282   8,540,153
    Reed Elsevier NV...................................   224,545   5,054,616
#   Reed Elsevier NV Sponsored ADR.....................    45,688   2,055,046
#*  Royal Imtech NV....................................   359,606     283,979
*   SBM Offshore NV....................................   340,469   4,571,597
    Sligro Food Group NV...............................    24,884     995,427
#*  SNS Reaal NV.......................................   262,485          --
    Telegraaf Media Groep NV...........................    22,328     194,561
    TKH Group NV.......................................    78,535   2,468,633
#   TNT Express NV.....................................   784,631   6,322,677
*   TomTom NV..........................................   278,537   2,024,806
    Unilever NV(B12T3J1)...............................   240,364   9,892,421
#   Unilever NV(904784709).............................    79,731   3,279,336
    USG People NV......................................   165,323   2,283,504
    Van Lanschot NV....................................       214       4,892
    Wolters Kluwer NV..................................   484,969  13,436,694

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
NETHERLANDS -- (Continued)
    Ziggo NV...........................................   120,289 $  5,424,453
                                                                  ------------
TOTAL NETHERLANDS......................................            305,262,122
                                                                  ------------
NEW ZEALAND -- (0.3%)
#*  a2 Milk Co., Ltd...................................    39,073       21,433
    Abano Healthcare Group, Ltd........................    13,023       71,467
    Air New Zealand, Ltd............................... 1,138,735    1,908,809
    Auckland International Airport, Ltd................ 1,642,037    5,308,566
#*  Bathurst Resources, Ltd............................   558,054       26,822
    Chorus, Ltd........................................   140,010      207,596
    Chorus, Ltd. ADR...................................    10,487       76,345
    Contact Energy, Ltd................................   512,143    2,404,982
#*  Diligent Board Member Services, Inc................     5,821       20,013
#   Ebos Group, Ltd....................................    39,319      337,114
    Fisher & Paykel Healthcare Corp., Ltd..............   610,954    2,461,477
    Fletcher Building, Ltd.(6341606)...................   455,425    3,505,401
#   Fletcher Building, Ltd.(6341617)...................    96,640      739,911
    Freightways, Ltd...................................   104,369      434,815
    Hallenstein Glasson Holdings, Ltd..................    16,145       41,455
    Heartland New Zealand, Ltd.........................    12,825       10,223
    Infratil, Ltd......................................   578,828    1,222,541
    Kathmandu Holdings, Ltd............................    22,670       64,081
    Mainfreight, Ltd...................................    63,922      805,537
    Metlifecare, Ltd...................................     7,540       28,170
    Michael Hill International, Ltd....................    72,300       81,521
    New Zealand Oil & Gas, Ltd.........................   416,158      283,609
#   New Zealand Refining Co., Ltd. (The)...............    66,827       95,900
    Nuplex Industries, Ltd.............................   279,211      701,052
    NZX, Ltd...........................................    71,242       78,945
#*  Pacific Edge, Ltd..................................    20,054       12,722
    PGG Wrightson, Ltd.................................   151,904       51,581
*   Pike River Coal, Ltd...............................   224,242           --
    Port of Tauranga, Ltd..............................    79,649    1,047,190
*   Pumpkin Patch, Ltd.................................    37,217       11,714
    Restaurant Brands New Zealand, Ltd.................   145,276      402,564
*   Rubicon, Ltd.......................................    64,229       21,923
    Ryman Healthcare, Ltd..............................   238,698    1,635,794
    Sanford, Ltd.......................................    31,342      107,840
    Skellerup Holdings, Ltd............................    20,500       29,391
    Sky Network Television, Ltd........................   372,241    2,126,594
    SKYCITY Entertainment Group, Ltd...................   931,871    2,967,346
    Steel & Tube Holdings, Ltd.........................    31,356       78,227
    Summerset Group Holdings, Ltd......................    18,615       49,240
    Telecom Corp. of New Zealand, Ltd.................. 2,025,485    4,878,792
    Tourism Holdings, Ltd..............................    23,932       25,345
    Tower, Ltd.........................................   176,617      273,721
    Trade Me Group, Ltd................................    94,994      279,596
#   TrustPower, Ltd....................................    75,810      459,446
    Vector, Ltd........................................   261,830      575,407
    Warehouse Group, Ltd. (The)........................    80,449      216,202

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..........................................    22,518 $   474,201
                                                                  -----------
TOTAL NEW ZEALAND......................................            36,662,621
                                                                  -----------
NORWAY -- (1.0%)
#   ABG Sundal Collier Holding ASA.....................   454,248     402,701
*   Agasti Holding ASA.................................    49,859      10,971
    Aker ASA Class A...................................    36,431   1,393,503
    Aker Solutions ASA.................................   187,760   2,770,977
#   American Shipping ASA..............................    44,834     332,312
*   Archer, Ltd........................................   833,810   1,287,475
    Atea ASA...........................................   126,818   1,490,894
    Austevoll Seafood ASA..............................   180,068   1,211,648
    Bakkafrost P/F.....................................    43,471     847,670
#*  Bionor Pharma ASA..................................    71,347      33,718
    Bonheur ASA........................................    17,950     327,884
    BW Offshore, Ltd...................................   891,551   1,179,157
    Cermaq ASA.........................................   110,401   1,393,258
*   Deep Sea Supply P.L.C..............................   153,765     238,130
#*  Det Norske Oljeselskap ASA.........................    41,571     457,830
    DNB ASA............................................   567,746  10,061,355
*   DNO ASA............................................   662,209   2,218,034
*   DOF ASA............................................    67,981     298,787
*   Dolphin Group A.S..................................   120,739     107,125
    Ekornes ASA........................................    24,912     309,852
#*  Electromagnetic GeoServices........................   146,987     130,081
    Eltek ASA..........................................   321,422     459,212
    Evry ASA...........................................    62,231     116,779
    Farstad Shipping ASA...............................     7,858     142,988
    Fred Olsen Energy ASA..............................    30,682     696,332
#*  Frontline, Ltd.....................................   154,437     375,873
#   Ganger Rolf ASA....................................    23,563     396,841
    Gjensidige Forsikring ASA..........................   111,240   2,144,920
    Golar LNG, Ltd.....................................    19,800   1,219,878
#   Golden Ocean Group, Ltd............................   784,564   1,198,028
*   Grieg Seafood ASA..................................    62,647     278,756
*   Havila Shipping ASA................................     3,252      17,046
    Hexagon Composites ASA.............................   147,851     862,756
*   Hoegh LNG Holdings, Ltd............................    51,234     643,303
*   Hurtigruten ASA....................................   472,830     324,340
#*  InterOil Exploration and Production ASA............   307,648      57,425
*   Kongsberg Automotive Holding ASA................... 1,429,292   1,541,787
#   Kongsberg Gruppen A.S..............................    31,197     712,397
    Kvaerner ASA.......................................   445,123     773,838
    Leroey Seafood Group ASA...........................    35,727   1,294,959
#   Marine Harvest ASA.................................   345,182   4,695,320
#*  Nordic Semiconductor ASA...........................   281,940   1,516,785
    Norsk Hydro ASA.................................... 1,292,989   7,665,583
    Norsk Hydro ASA Sponsored ADR......................    50,900     303,873
*   Norske Skogindustrier ASA..........................   471,581     394,796
    Northern Offshore, Ltd.............................    34,847      61,219
#*  Norwegian Air Shuttle A.S..........................    54,493   1,646,473
#*  Norwegian Energy Co. ASA........................... 2,548,866      60,785
#*  Odfjell SE Class A.................................    41,255     173,433

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Olav Thon Eiendomsselskap ASA......................      4,360 $     78,363
    Opera Software ASA.................................     94,210    1,104,288
    Orkla ASA..........................................    476,121    4,309,648
*   Panoro Energy ASA..................................    960,998      525,948
    Petroleum Geo-Services ASA.........................    617,145    5,242,064
*   PhotoCure ASA......................................      4,035       13,773
    Prosafe SE.........................................    267,828    1,994,572
*   Q-Free ASA.........................................     66,600      145,014
#*  REC Silicon ASA....................................  2,751,631    1,513,073
*   REC Solar ASA......................................     47,098      624,733
    Salmar ASA.........................................     66,722    1,306,739
    Schibsted ASA......................................     25,749    1,243,055
#   Seadrill, Ltd......................................     75,524    2,713,369
#*  Sevan Drilling A.S.................................    460,763      218,841
    Sevan Marine ASA...................................     66,506      254,514
    Siem Offshore, Inc.................................    222,158      283,820
    Solstad Offshore ASA...............................      7,538      126,130
#*  Songa Offshore.....................................    267,146      109,127
    SpareBank 1 SMN....................................     52,734      446,908
    SpareBank 1 SR Bank ASA............................    148,701    1,363,316
    Statoil ASA........................................    342,569    9,788,762
#   Statoil ASA Sponsored ADR..........................    478,583   13,610,901
    Stolt-Nielsen, Ltd.................................     32,237      732,360
*   Storebrand ASA.....................................    624,737    3,471,104
    Subsea 7 SA........................................    255,062    4,257,861
    Telenor ASA........................................    145,545    3,349,433
    TGS Nopec Geophysical Co. ASA......................     61,850    1,754,167
#   Tomra Systems ASA..................................    189,251    1,570,594
    TTS Group ASA......................................     11,319       10,538
    Veidekke ASA.......................................     90,262      987,268
    Wilh Wilhelmsen ASA................................     83,895      692,494
    Wilh Wilhelmsen Holding ASA Class A................     19,944      609,312
    Yara International ASA.............................    147,299    6,730,442
                                                                   ------------
TOTAL NORWAY...........................................             127,461,618
                                                                   ------------
PORTUGAL -- (0.3%)
#   Altri SGPS SA......................................    322,406      902,753
#*  Banco BPI SA.......................................    944,684    1,902,459
#*  Banco Comercial Portugues SA....................... 50,850,879    7,262,476
#*  Banco Espirito Santo SA............................  3,375,184      905,955
    Corticeira Amorim SGPS SA..........................    168,857      657,672
    EDP - Energias de Portugal SA......................    834,277    3,906,990
    EDP - Energias de Portugal SA Sponsored ADR........      7,202      337,774
#   EDP Renovaveis SA..................................    433,974    3,060,029
    Galp Energia SGPS SA...............................    133,651    2,372,198
#*  Impresa SGPS SA....................................     49,210       86,501
    Jeronimo Martins SGPS SA...........................    179,925    2,351,834
    Mota-Engil SGPS SA.................................    182,579    1,138,760
    NOS SGPS...........................................    349,180    2,081,172
    Novabase SGPS SA...................................     12,258       52,690
    Portucel SA........................................    412,370    1,891,726
#   Portugal Telecom SGPS SA...........................    953,354    2,057,974
    REN - Redes Energeticas Nacionais SGPS SA..........    432,312    1,522,152

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
PORTUGAL -- (Continued)
    Semapa-Sociedade de Investimento e Gestao..........   133,690 $ 1,963,356
    Sonae.............................................. 2,982,821   4,482,439
#*  Sonae Industria SGPS SA............................   132,969      64,378
#   Teixeira Duarte SA.................................   213,359     228,388
                                                                  -----------
TOTAL PORTUGAL.........................................            39,229,676
                                                                  -----------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C...............................    48,756     123,875
                                                                  -----------
SINGAPORE -- (1.2%)
*   Abterra, Ltd.......................................   189,000     108,814
    Amara Holdings, Ltd................................   248,000     117,831
    Amtek Engineering, Ltd.............................   725,000     359,814
    ASL Marine Holdings, Ltd...........................   282,800     153,089
#*  Ausgroup, Ltd...................................... 1,048,939     344,911
    Banyan Tree Holdings, Ltd..........................   409,000     215,776
#   Biosensors International Group, Ltd................ 2,564,901   1,741,195
    Bonvests Holdings, Ltd.............................    51,600      60,197
    Boustead Singapore, Ltd............................   482,000     709,753
    Breadtalk Group, Ltd...............................   354,000     389,409
*   Broadway Industrial Group, Ltd.....................   520,000     110,068
    Bukit Sembawang Estates, Ltd.......................   125,000     629,755
    Bund Center Investment, Ltd........................ 1,264,000     206,891
    CapitaLand, Ltd.................................... 2,286,500   6,300,899
#   Centurion Corp., Ltd...............................   321,000     179,507
    CH Offshore, Ltd...................................   330,000     124,060
    China Aviation Oil Singapore Corp., Ltd............   334,800     221,227
#   China Merchants Holdings Pacific, Ltd..............   148,000     114,487
    Chip Eng Seng Corp., Ltd........................... 1,714,000   1,138,856
    City Developments, Ltd.............................   336,000   2,837,800
    Cityspring Infrastructure Trust....................   156,000      62,396
    ComfortDelGro Corp., Ltd........................... 1,959,169   4,049,082
#   Cosco Corp. Singapore, Ltd......................... 2,533,000   1,446,129
    CSC Holdings, Ltd..................................   396,000      24,642
    CSE Global, Ltd.................................... 1,656,000     962,065
#   CWT, Ltd...........................................   621,000     839,747
    DBS Group Holdings, Ltd............................   885,212  12,896,941
#   Del Monte Pacific, Ltd.............................   431,000     182,666
*   Delong Holdings, Ltd...............................   207,200      42,432
    DMX Technologies Group, Ltd........................   256,000      38,263
#   Dyna-Mac Holdings, Ltd.............................   947,000     291,807
#   Elec & Eltek International Co., Ltd................    20,000      30,766
    Envictus International Holdings, Ltd...............   287,000      99,998
#   Eu Yan Sang International, Ltd.....................    44,400      29,167
*   euNetworks Group, Ltd..............................    41,380      20,132
#   Ezion Holdings, Ltd................................ 1,115,800   1,910,870
#   Ezra Holdings, Ltd................................. 2,015,000   1,888,576
    Falcon Energy Group, Ltd...........................   661,000     224,241
    Far East Orchard, Ltd..............................   255,401     388,821
#   First Resources, Ltd............................... 1,019,000   1,838,540
    FJ Benjamin Holdings, Ltd..........................   527,000      81,687
    Food Empire Holdings, Ltd..........................   144,800      44,330
#   Fragrance Group, Ltd............................... 1,448,000     278,047

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
SINGAPORE -- (Continued)
#*  Gallant Venture, Ltd............................... 1,671,000 $  406,540
#   Genting Hong Kong, Ltd.............................   678,000    273,994
#   Genting Singapore P.L.C............................ 1,183,000  1,261,423
#*  Geo Energy Resources, Ltd..........................   992,000    217,972
    Global Logistic Properties, Ltd.................... 1,117,000  2,486,628
#   Global Premium Hotels, Ltd.........................   115,840     34,238
*   Global Yellow Pages, Ltd...........................    72,500      2,833
    GMG Global, Ltd.................................... 5,413,000    359,853
    Golden Agri-Resources, Ltd......................... 6,154,569  2,627,333
#   Goodpack, Ltd......................................   487,000    958,087
    GP Industries, Ltd.................................   174,000     72,827
    Great Eastern Holdings, Ltd........................    25,000    458,823
#   GuocoLand, Ltd.....................................   425,221    721,933
    GuocoLeisure, Ltd.................................. 1,158,000  1,007,894
*   Healthway Medical Corp., Ltd....................... 2,577,133    121,785
    HG Metal Manufacturing, Ltd........................   300,000     18,976
    Hi-P International, Ltd............................   525,000    271,493
    Hiap Hoe, Ltd......................................   128,000     92,281
    Hiap Seng Engineering, Ltd.........................   120,000     18,906
    Ho Bee Land, Ltd...................................   519,000    932,950
    Hong Fok Corp., Ltd................................   721,080    613,343
    Hong Leong Asia, Ltd...............................   216,000    274,630
    Hongkong Land Holdings, Ltd........................   215,000  1,469,544
    Hotel Grand Central, Ltd...........................   139,822    154,430
    Hour Glass, Ltd. (The).............................    50,000     74,337
*   HTL International Holdings, Ltd....................   328,000     74,860
    HupSteel, Ltd......................................   145,000     24,539
    Hutchison Port Holdings Trust...................... 3,342,000  2,486,421
    Hwa Hong Corp., Ltd................................   280,000     71,772
#   Hyflux, Ltd........................................ 1,256,000  1,192,167
    Indofood Agri Resources, Ltd....................... 1,355,000  1,048,686
    InnoTek, Ltd.......................................    87,000     25,368
*   International Healthway Corp., Ltd.................         1         --
#*  Interra Resources, Ltd.............................   483,000    141,057
    IPC Corp., Ltd.....................................   974,000    119,234
#   ISDN Holdings, Ltd.................................    39,000     12,600
    Jardine Cycle & Carriage, Ltd......................    38,838  1,443,214
#*  Jiutian Chemical Group, Ltd........................ 2,526,000    135,562
*   Jurong Technologies Industrial Corp., Ltd..........   213,200         --
    k1 Ventures, Ltd................................... 1,398,000    229,548
    Keppel Corp., Ltd..................................   396,200  3,472,687
    Keppel Infrastructure Trust........................   170,400    141,330
    Keppel Land, Ltd...................................   420,000  1,221,531
#   Keppel Telecommunications & Transportation, Ltd....   139,000    189,530
    Koh Brothers Group, Ltd............................   193,000     48,641
#   KSH Holdings, Ltd..................................    23,000      9,928
    LCD Global Investments, Ltd........................   719,400    169,265
    Lee Kim Tah Holdings, Ltd..........................    60,000     43,076
*   Li Heng Chemical Fibre Technologies, Ltd........... 1,245,000     89,820
    Lian Beng Group, Ltd............................... 1,552,000    892,501
*   Linc Energy, Ltd...................................   478,535    477,490
#*  LionGold Corp., Ltd................................ 1,707,000    107,689
    Low Keng Huat Singapore, Ltd.......................   293,000    159,395

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
SINGAPORE -- (Continued)
    Lum Chang Holdings, Ltd............................   160,000 $   49,319
    M1, Ltd............................................   357,000  1,069,678
    Marco Polo Marine, Ltd.............................   269,000     75,158
*   Mercator Lines Singapore, Ltd......................    12,000        826
    Mewah International, Inc...........................   438,000    148,864
    Midas Holdings, Ltd................................ 1,514,000    526,521
#   Nam Cheong, Ltd.................................... 3,615,000  1,328,141
#*  Neptune Orient Lines, Ltd.......................... 2,086,000  1,584,917
    Noble Group, Ltd................................... 3,241,000  3,668,919
    NSL, Ltd...........................................    75,000    102,950
*   Oceanus Group, Ltd................................. 4,001,000     67,178
    OSIM International, Ltd............................   583,000  1,337,340
    OUE Hospitality Trust..............................    81,999     59,502
#   OUE, Ltd...........................................   492,000    963,510
#   Oversea-Chinese Banking Corp., Ltd................. 1,012,714  8,082,373
    Oxley Holdings, Ltd................................   508,000    269,143
    Pan-United Corp., Ltd..............................   268,000    227,932
    Penguin International, Ltd.........................   743,000    136,686
    Petra Foods, Ltd...................................   176,000    555,247
    Popular Holdings, Ltd..............................   590,000    122,674
    QAF, Ltd...........................................   313,090    217,535
*   Raffles Education Corp., Ltd....................... 1,615,667    496,058
#   Raffles Medical Group, Ltd.........................   427,800  1,338,357
    Rotary Engineering, Ltd............................   444,000    263,831
*   S I2I, Ltd......................................... 4,170,000     23,399
    San Teh, Ltd.......................................   140,400     33,808
*   Sapphire Corp., Ltd................................   460,000     30,614
#   SATS, Ltd..........................................   961,392  2,311,863
    SBS Transit, Ltd...................................    54,000     73,664
    See Hup Seng, Ltd..................................   655,000    153,433
    SembCorp Industries, Ltd...........................   678,000  2,969,010
#   SembCorp Marine, Ltd...............................   420,800  1,392,680
    Sheng Siong Group, Ltd.............................   836,000    474,848
    SIA Engineering Co., Ltd...........................    97,000    360,417
    Sim Lian Group, Ltd................................   206,794    142,720
    Sinarmas Land, Ltd................................. 2,733,000  1,447,874
    Sing Holdings, Ltd.................................   263,000     79,864
#   Singapore Airlines, Ltd............................   567,400  4,685,254
#   Singapore Exchange, Ltd............................   406,000  2,290,409
    Singapore Post, Ltd................................ 1,457,216  2,049,589
#   Singapore Press Holdings, Ltd......................   648,000  2,153,076
    Singapore Reinsurance Corp., Ltd...................    55,000     13,005
    Singapore Shipping Corp., Ltd......................   137,000     28,400
    Singapore Technologies Engineering, Ltd............   811,000  2,462,970
    Singapore Telecommunications, Ltd.................. 2,354,350  7,657,528
#*  Sino Grandness Food Industry Group, Ltd............ 1,490,000    809,486
    SMRT Corp., Ltd.................................... 1,309,000  1,655,867
    Stamford Land Corp., Ltd...........................   916,000    473,663
    StarHub, Ltd.......................................   237,710    809,821
    Sunningdale Tech, Ltd.............................. 1,818,000    298,375
#*  SunVic Chemical Holdings, Ltd......................   734,000    298,775
#   Super Group, Ltd...................................   858,000  1,009,839
#   Swiber Holdings, Ltd............................... 1,293,000    541,392

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SINGAPORE -- (Continued)
    Swissco Holdings, Ltd..............................   591,000 $    433,138
#   Tat Hong Holdings, Ltd.............................   714,000      501,967
    Thakral Corp., Ltd.................................   793,000       17,647
    Tiong Woon Corp. Holding, Ltd......................   465,750      126,403
    Triyards holdings, Ltd.............................   113,399       67,446
#*  TT International, Ltd..............................   330,000       45,433
    Tuan Sing Holdings, Ltd............................ 1,868,400      597,260
#   UMS Holdings, Ltd..................................   918,750      460,022
    United Engineers, Ltd..............................   708,304    1,359,036
#   United Envirotech, Ltd.............................   766,275      838,758
#   United Industrial Corp., Ltd.......................   710,663    1,935,823
    United Overseas Bank, Ltd..........................   509,372    9,830,187
    UOB-Kay Hian Holdings, Ltd.........................   510,218      663,584
    UOL Group, Ltd.....................................   772,588    4,093,171
#   UPP Holdings, Ltd..................................   610,000      138,637
#*  Vard Holdings, Ltd................................. 1,595,000    1,381,443
    Venture Corp., Ltd.................................   474,000    3,077,330
    Vibrant Group, Ltd................................. 2,818,510      272,875
#   Wee Hur Holdings, Ltd..............................   549,000      177,940
    Wheelock Properties Singapore, Ltd.................   186,347      282,585
    Wilmar International, Ltd..........................   896,000    2,339,330
    Wing Tai Holdings, Ltd............................. 1,039,124    1,639,766
    Xpress Holdings, Ltd...............................   474,000        6,057
    Yeo Hiap Seng, Ltd.................................    63,135      107,553
    YHI International, Ltd.............................    96,000       18,767
    Yongnam Holdings, Ltd.............................. 2,311,000      434,016
                                                                  ------------
TOTAL SINGAPORE........................................            162,967,124
                                                                  ------------
SPAIN -- (2.6%)
#   Abengoa SA.........................................   127,165      732,906
#   Abengoa SA Class B................................. 1,212,889    6,448,260
*   Abertis Infraestructuras...........................    11,063      243,170
#   Abertis Infraestructuras SA........................   221,279    4,849,871
    Acciona SA.........................................    67,895    5,567,720
    Acerinox SA........................................   190,023    3,162,334
    ACS Actividades de Construccion y Servicios SA.....   117,539    5,139,868
    Adveo Group International SA.......................    11,755      283,517
*   Almirall SA........................................    99,782    1,525,220
    Amadeus IT Holding SA Class A......................   187,329    7,371,517
#   Atresmedia Corp de Medios de Comunicacion SA.......    80,233    1,175,697
*   Azkoyen SA.........................................    14,561       43,532
#   Banco Bilbao Vizcaya Argentaria SA................. 1,260,873   15,499,522
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   936,495   11,509,523
#   Banco de Sabadell SA............................... 3,373,535   10,951,085
    Banco Popular Espanol SA........................... 1,686,884   10,294,323
    Banco Santander SA................................. 4,316,574   43,369,861
#   Banco Santander SA Sponsored ADR................... 2,225,772   22,190,947
*   Bankia SA.......................................... 2,611,071    5,115,251
    Bankinter SA....................................... 1,062,318    9,172,721
*   Baron de Ley.......................................     2,982      297,327
    Bolsas y Mercados Espanoles SA.....................   118,200    5,370,184
    CaixaBank SA....................................... 1,446,911    8,700,572
*   Caja de Ahorros del Mediterraneo...................    21,176           --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SPAIN -- (Continued)
#*  Cementos Portland Valderrivas SA...................    36,737 $   254,172
#   Cie Automotive SA..................................    77,569   1,092,187
#   Construcciones y Auxiliar de Ferrocarriles SA......     3,556   1,476,819
*   Deoleo SA.......................................... 1,150,419     623,508
    Distribuidora Internacional de Alimentacion SA.....   504,910   4,185,064
*   Dogi International Fabrics SA......................         1           1
    Duro Felguera SA...................................   166,264   1,041,408
    Ebro Foods SA......................................   152,700   3,120,566
    Elecnor SA.........................................    10,259     146,520
    Enagas SA..........................................   247,597   8,237,445
    Ence Energia y Celulosa SA.........................   265,790     565,917
#*  Ercros SA..........................................   127,395      83,665
    Faes Farma SA......................................   215,540     598,582
#   Ferrovial SA.......................................   242,263   5,075,941
    Fluidra SA.........................................    12,607      54,552
#*  Fomento de Construcciones y Contratas SA...........    96,457   2,089,025
*   Gamesa Corp. Tecnologica SA........................   620,833   7,774,215
#   Gas Natural SDG SA.................................   229,272   7,043,865
    Grifols SA.........................................    59,742   2,696,624
#   Grupo Catalana Occidente SA........................    82,798   2,902,154
#*  Grupo Ezentis SA...................................   315,524     301,483
#   Iberdrola SA....................................... 2,737,580  20,366,751
    Iberpapel Gestion SA...............................     4,081      71,231
    Inditex SA.........................................   174,775   5,105,696
#   Indra Sistemas SA..................................   297,998   4,608,817
*   Inmobiliaria Colonial SA...........................    19,488      14,875
*   Jazztel P.L.C......................................   390,068   5,241,201
    Mapfre SA.......................................... 1,683,513   6,475,424
*   Mediaset Espana Comunicacion SA....................   475,562   5,546,778
#   Melia Hotels International SA......................   126,997   1,473,130
    Miquel y Costas & Miquel SA........................    13,101     516,515
*   Natra SA...........................................    13,117      30,990
#*  NH Hotel Group SA..................................   229,178   1,239,165
    Obrascon Huarte Lain SA............................   105,847   3,995,296
    Papeles y Cartones de Europa SA....................   109,812     628,382
*   Pescanova SA.......................................    22,953          --
    Prim SA............................................     5,102      42,503
#*  Promotora de Informaciones SA Class A.............. 1,597,504     728,697
#   Prosegur Cia de Seguridad SA.......................   297,025   2,003,830
#*  Quabit Inmobiliaria SA.............................   284,665      28,781
#*  Realia Business SA.................................   191,857     301,426
    Red Electrica Corp. SA.............................    96,741   8,312,885
    Repsol SA..........................................   320,804   8,000,062
    Repsol SA Sponsored ADR............................   274,321   6,816,877
*   Sacyr SA...........................................   403,017   2,271,878
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    56,486       2,780
#*  Solaria Energia y Medio Ambiente SA................    34,875      40,829
    Tecnicas Reunidas SA...............................    44,402   2,495,930
*   Telecomunicaciones y Energia.......................    27,058      53,773
*   Telefonica SA......................................   897,430  14,630,354
#   Telefonica SA Sponsored ADR........................   229,616   3,728,963
    Tubacex SA.........................................   312,884   1,631,210
#   Tubos Reunidos SA..................................   226,060     799,061

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SPAIN -- (Continued)
    Vidrala SA.........................................  23,101 $  1,119,707
#   Viscofan SA........................................  64,778    3,629,710
*   Vocento SA.........................................  49,923      116,320
#   Zardoya Otis SA.................................... 140,464    2,148,424
*   Zeltia SA.......................................... 259,328      993,230
                                                                ------------
TOTAL SPAIN............................................          343,590,122
                                                                ------------
SWEDEN -- (2.8%)
    AAK AB.............................................  58,083    3,308,853
    Acando AB..........................................  92,379      159,858
    AddTech AB Class B.................................  15,967      253,434
    AF AB Class B...................................... 120,542    2,015,936
    Alfa Laval AB...................................... 153,570    3,487,315
*   Arise AB...........................................   1,101        3,518
    Assa Abloy AB Class B.............................. 177,402    8,716,705
    Atlas Copco AB Class A............................. 123,378    3,680,966
    Atlas Copco AB Class B.............................  70,609    1,905,514
#   Atrium Ljungberg AB Class B........................  20,809      328,129
#   Avanza Bank Holding AB.............................  29,408    1,040,308
    Axfood AB..........................................  29,271    1,492,388
#   Axis Communications AB.............................  70,834    2,223,916
    B&B Tools AB Class B...............................  35,038      814,949
#*  BE Group AB........................................  67,268      111,471
    Beijer Alma AB.....................................  12,450      351,096
    Beijer Electronics AB..............................   2,424       21,320
    Beijer Ref AB Class B..............................   6,430      136,090
#   Betsson AB.........................................  88,745    3,078,646
    Bilia AB Class A...................................  55,730    1,511,259
#   BillerudKorsnas AB................................. 325,649    4,810,778
    BioGaia AB Class B.................................   8,331      220,747
#   Biotage AB.........................................  44,000       70,001
#   Bjoern Borg AB.....................................  24,143       78,762
    Boliden AB......................................... 519,312    8,412,923
    Bure Equity AB..................................... 113,957      491,200
    Byggmax Group AB................................... 153,564    1,249,964
    Castellum AB....................................... 261,996    4,396,133
    Catena AB..........................................     500        7,387
#*  CDON Group AB......................................  31,115      114,000
#   Clas Ohlson AB Class B.............................  64,843    1,233,330
*   Cloetta AB Class B.................................  85,281      254,960
    Concentric AB......................................  86,653    1,143,297
*   Concordia Maritime AB Class B......................  30,791       63,517
*   CyberCom Group AB..................................  79,025       31,673
    Dios Fastigheter AB................................  45,450      373,008
    Doro AB............................................  45,747      197,998
    Duni AB............................................  65,714      902,559
    Electrolux AB Series B............................. 256,930    6,372,384
#   Elekta AB Class B.................................. 199,406    2,443,385
    Enea AB............................................  26,784      215,517
#*  Eniro AB........................................... 286,106      916,418
    Fabege AB.......................................... 222,545    3,044,403
    Fagerhult AB.......................................   8,022      158,627
*   Fastighets AB Balder...............................  64,093      813,601

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
#*  Fenix Outdoor International AG.....................       890 $    48,705
    Getinge AB Class B.................................   178,781   4,373,020
    Gunnebo AB.........................................   100,589     594,721
    Haldex AB..........................................   179,733   2,363,169
    Hennes & Mauritz AB Class B........................   183,663   7,508,407
    Hexagon AB Class B.................................   212,664   6,594,927
    Hexpol AB..........................................    38,222   3,210,911
    HIQ International AB...............................   100,513     540,445
    Holmen AB Class B..................................    98,731   3,325,030
    Hufvudstaden AB Class A............................    70,229     962,558
    Husqvarna AB Class A...............................   107,719     847,707
    Husqvarna AB Class B...............................   711,699   5,613,479
#   ICA Gruppen AB.....................................   131,974   4,103,923
    Industrial & Financial Systems Class B.............    34,602   1,132,462
    Indutrade AB.......................................    35,796   1,593,624
    Intrum Justitia AB.................................   143,907   4,403,588
    JM AB..............................................   182,568   5,776,558
*   Kambi Group P.L.C. Class B.........................    41,358     245,215
*   KappAhl AB.........................................   170,938     952,017
*   Karolinska Development AB Class B..................     2,619       8,573
    Klovern AB.........................................    91,294     454,199
    KNOW IT AB.........................................    27,286     240,863
    Kungsleden AB......................................   225,600   1,583,082
#   Lagercrantz AB Class B.............................    28,386     614,491
*   Lindab International AB............................   132,838   1,251,488
    Loomis AB Class B..................................   137,923   4,098,511
*   Lundin Petroleum AB................................   185,690   3,328,246
    Meda AB Class A....................................   466,508   7,521,596
#*  Medivir AB Class B.................................    45,238     788,728
    Mekonomen AB.......................................    15,098     346,911
#   Millicom International Cellular SA.................    39,896   3,394,402
    Modern Times Group AB Class B......................    90,579   3,528,574
#   Mycronic AB........................................   170,967     427,520
    NCC AB Class A.....................................     7,059     221,249
    NCC AB Class B.....................................   211,210   6,599,695
    Nederman Holding AB................................       402       9,427
    Net Entertainment NE AB............................    46,949   1,168,519
*   Net Insight AB Class B.............................   379,646     123,501
#   New Wave Group AB Class B..........................   121,417     684,675
    Nibe Industrier AB Class B.........................   127,014   3,400,351
#   Nobia AB...........................................   278,971   2,130,366
    Nolato AB Class B..................................    74,511   1,821,662
    Nordea Bank AB..................................... 1,644,450  22,053,343
    Nordnet AB Class B.................................   146,854     587,724
    OEM International AB Class B.......................     9,558     121,545
#   Oriflame Cosmetics SA..............................     8,262     178,885
#*  PA Resources AB....................................    10,516       9,740
#   Peab AB............................................   370,578   2,612,203
#*  Pricer AB Class B..................................   171,573     127,735
    Proact IT Group AB.................................     5,666      76,768
    Proffice AB Class B................................   112,226     413,192
#   Ratos AB Class B...................................   266,119   2,171,190
#*  RaySearch Laboratories AB..........................    20,642     116,670

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
    ReadSoft AB Class B................................    26,206 $    195,001
*   Rezidor Hotel Group AB.............................   140,709      785,871
#*  rnb Retail and Brands AB...........................    18,260       26,800
    Saab AB Class B....................................   122,276    3,342,125
    Sagax AB Class B...................................     3,620       19,283
#   Sandvik AB.........................................   679,381    8,545,955
#*  SAS AB.............................................   301,642      552,339
#   Securitas AB Class B...............................   484,543    5,633,657
    Semcon AB..........................................    26,134      229,126
    Skandinaviska Enskilda Banken AB Class A...........   669,276    8,959,576
#   Skandinaviska Enskilda Banken AB Class C...........     9,106      117,446
    Skanska AB Class B.................................   463,205    9,624,717
    SKF AB Class A.....................................     5,419      128,023
    SKF AB Class B.....................................   221,482    5,220,809
    SkiStar AB.........................................    32,266      371,100
#*  SSAB AB Class A....................................   249,939    2,412,812
#*  SSAB AB Class B....................................   191,094    1,675,235
    Svenska Cellulosa AB Class A.......................    18,540      460,156
    Svenska Cellulosa AB Class B.......................   518,180   12,760,717
    Svenska Handelsbanken AB Class A...................   271,112   13,056,861
    Svenska Handelsbanken AB Class B...................     7,412      340,558
    Sweco AB Class B...................................    24,249      395,589
    Swedbank AB Class A................................   531,591   13,618,094
    Swedish Match AB...................................   154,529    5,058,280
#*  Swedish Orphan Biovitrum AB........................   220,022    2,645,241
    Systemair AB.......................................     3,166       49,921
    Tele2 AB Class B...................................   916,988   11,186,755
    Telefonaktiebolaget LM Ericsson Class A............    50,430      592,971
    Telefonaktiebolaget LM Ericsson Class B............   831,891   10,358,604
    Telefonaktiebolaget LM Ericsson Sponsored ADR......   544,136    6,763,611
    TeliaSonera AB..................................... 1,491,670   11,172,200
#   TradeDoubler AB....................................    63,660       83,743
*   Transcom WorldWide SA..............................    50,915        8,886
#   Transmode AB.......................................     1,153       11,972
    Trelleborg AB Class B..............................   447,561    8,571,531
    Unibet Group P.L.C.................................    57,640    2,804,777
    Vitrolife AB.......................................    15,218      246,554
    Volvo AB Class A...................................   189,741    2,369,199
    Volvo AB Class B...................................   894,763   10,923,901
#   Volvo AB Sponsored ADR.............................    70,300      863,987
    Wallenstam AB Class B..............................   140,841    2,332,814
    Wihlborgs Fastigheter AB...........................    83,778    1,558,918
                                                                  ------------
TOTAL SWEDEN...........................................            365,140,048
                                                                  ------------
SWITZERLAND -- (6.1%)
    ABB, Ltd........................................... 1,199,336   27,582,168
#   ABB, Ltd. Sponsored ADR............................   444,892   10,232,516
    Actelion, Ltd......................................   100,770   12,103,067
    Adecco SA..........................................   163,020   12,193,657
*   Advanced Digital Broadcast Holdings SA.............     3,871       56,929
    AFG Arbonia-Forster Holding AG.....................    34,631      935,277
    Allreal Holding AG.................................    24,655    3,376,012
    Alpiq Holding AG...................................     3,183      334,055

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    ALSO Holding AG....................................       635 $    39,477
    ams AG.............................................    94,775   3,379,551
    APG SGA SA.........................................     1,332     425,390
    Aryzta AG..........................................   148,609  13,441,759
    Ascom Holding AG...................................   107,489   1,573,068
    Autoneum Holding AG................................    10,513   1,798,831
#   Bachem Holding AG Class B..........................     6,084     333,179
    Baloise Holding AG.................................    83,455  10,048,416
    Bank Coop AG.......................................     6,201     302,490
    Banque Cantonale de Geneve.........................     1,136     263,949
    Banque Cantonale Vaudoise..........................     4,729   2,518,414
    Barry Callebaut AG.................................     2,834   3,484,754
#   Basler Kantonalbank................................     6,579     491,691
    Belimo Holding AG..................................       350     926,134
    Bell AG............................................       110     283,827
    Bellevue Group AG..................................    11,759     165,950
#   Berner Kantonalbank AG.............................     6,254   1,297,798
    BKW AG.............................................    12,459     441,986
    Bobst Group SA.....................................    17,866     833,899
    Bossard Holding AG Class A.........................    13,570   1,579,084
    Bucher Industries AG...............................    15,924   4,787,264
    Burckhardt Compression Holding AG..................     3,428   1,787,769
    Burkhalter Holding AG..............................     2,097     185,682
    Carlo Gavazzi Holding AG...........................       221      58,082
    Cham Paper Holding AG..............................         5       1,408
*   Charles Voegele Holding AG.........................    17,859     306,614
    Cie Financiere Richemont SA........................   156,608  14,860,880
    Cie Financiere Tradition SA........................     1,907      90,663
    Clariant AG........................................   565,553  10,528,833
    Coltene Holding AG.................................     7,005     422,087
    Conzzeta AG........................................       195     780,929
    Credit Suisse Group AG............................. 1,122,531  30,451,744
#   Credit Suisse Group AG Sponsored ADR...............   422,643  11,453,625
    Daetwyler Holding AG...............................    11,185   1,566,217
#   DKSH Holding AG....................................    25,441   1,835,809
*   Dottikon Es Holding AG.............................        89      21,878
#*  Dufry AG...........................................    49,965   8,556,591
    Edmond de Rothschild Suisse SA.....................        10     160,083
    EFG International AG...............................   102,665   1,224,629
    Emmi AG............................................     4,752   1,637,379
    EMS-Chemie Holding AG..............................     9,244   3,983,173
    Energiedienst Holding AG...........................     8,178     279,036
#*  Evolva Holding SA..................................    28,548      40,581
    Flughafen Zuerich AG...............................     9,504   5,915,210
    Forbo Holding AG...................................     2,817   2,750,810
#   Galenica AG........................................     6,928   6,238,054
    GAM Holding AG.....................................   396,645   7,180,007
    Gategroup Holding AG...............................    62,165   1,573,037
    Geberit AG.........................................    27,547   9,230,333
    Georg Fischer AG...................................    11,520   7,612,731
    Givaudan SA........................................     5,722   9,358,854
    Gurit Holding AG...................................     1,156     543,002
    Helvetia Holding AG................................    10,896   5,309,266

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
    Holcim, Ltd........................................   183,839 $ 14,710,149
    Huber & Suhner AG..................................    17,587      870,148
    Implenia AG........................................    27,425    1,614,316
    Inficon Holding AG.................................     2,935      942,399
    Interroll Holding AG...............................       669      418,016
    Intershop Holdings AG..............................     2,128      825,468
    Julius Baer Group, Ltd.............................   363,551   15,422,602
    Kaba Holding AG Class B............................     6,842    3,310,405
    Kardex AG..........................................    14,266      654,347
    Komax Holding AG...................................     9,368    1,441,813
    Kudelski SA........................................   117,419    1,992,980
    Kuehne + Nagel International AG....................    25,495    3,399,957
    Kuoni Reisen Holding AG............................     8,238    2,786,737
#   LEM Holding SA.....................................     2,623    2,201,046
    Liechtensteinische Landesbank AG...................     3,854      167,612
*   LifeWatch AG.......................................    16,366      161,843
    Lindt & Spruengli AG...............................        33    2,056,740
    Logitech International SA..........................   204,562    3,000,283
    Lonza Group AG.....................................    97,496   10,811,683
    Luzerner Kantonalbank AG...........................     5,097    1,979,647
    MCH Group AG.......................................        56        3,989
    Metall Zug AG......................................       200      566,828
#*  Meyer Burger Technology AG.........................   148,209    1,742,771
    Micronas Semiconductor Holding AG..................    69,592      568,886
    Mikron Holding AG..................................    48,480      448,166
*   Mobilezone Holding AG..............................    48,717      543,935
    Mobimo Holding AG..................................    12,314    2,500,461
*   Myriad Group AG....................................    16,690       44,026
    Nestle SA.......................................... 1,752,178  129,731,265
#   Nobel Biocare Holding AG...........................    93,363    1,638,593
    Novartis AG........................................   215,739   18,768,990
    Novartis AG ADR....................................   818,651   71,173,518
    OC Oerlikon Corp. AG...............................   432,810    5,840,899
*   Orascom Development Holding AG.....................     8,559      180,061
*   Orell Fuessli Holding AG...........................       435       47,382
    Orior AG...........................................     6,012      376,548
#   Panalpina Welttransport Holding AG.................    12,418    1,690,697
    Partners Group Holding AG..........................    16,289    4,083,249
    Phoenix Mecano AG..................................     1,146      679,438
    PSP Swiss Property AG..............................    24,449    2,161,456
    PubliGroupe AG.....................................       873      204,011
    Rieter Holding AG..................................     8,261    1,914,225
    Roche Holding AG(7108918)..........................     4,465    1,273,809
    Roche Holding AG(7110388)..........................   128,140   37,186,942
    Romande Energie Holding SA.........................       367      441,292
    Schaffner Holding AG...............................       509      167,900
    Schindler Holding AG...............................     7,719    1,143,350
*   Schmolz + Bickenbach AG............................ 1,287,515    1,945,698
    Schweiter Technologies AG..........................     1,814    1,268,353
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    30,873    2,747,021
    SGS SA.............................................     2,585    5,631,275
    Siegfried Holding AG...............................     9,466    1,653,443
    Sika AG............................................     2,986   11,615,585

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
    Sonova Holding AG..................................    20,154 $  3,126,978
    St Galler Kantonalbank AG..........................     4,490    1,708,829
    Straumann Holding AG...............................     5,773    1,362,218
    Sulzer AG..........................................    37,714    4,987,039
    Swatch Group AG (The)(7184725).....................    22,619   12,062,313
    Swatch Group AG (The)(7184736).....................    34,403    3,445,000
    Swiss Life Holding AG..............................    52,955   12,245,753
    Swiss Re AG........................................   365,604   31,079,082
    Swisscom AG........................................    10,032    5,569,771
    Swisscom AG Sponsored ADR..........................     5,100      283,968
*   Swisslog Holding AG................................   471,656      585,627
    Swissquote Group Holding SA........................    21,296      702,918
    Syngenta AG........................................     2,559      906,537
    Syngenta AG ADR....................................   121,993    8,654,183
    Tamedia AG.........................................     2,226      302,598
    Tecan Group AG.....................................     8,905    1,009,111
    Temenos Group AG...................................   111,317    3,979,281
*   Tornos Holding AG..................................    12,446       82,238
    U-Blox AG..........................................    10,864    1,406,029
    UBS AG(B18YFJ4).................................... 1,186,463   20,385,246
    UBS AG(H89231338)..................................   285,193    4,896,764
*   Valartis Group AG..................................     9,003      207,575
    Valiant Holding AG.................................    20,556    1,953,118
    Valora Holding AG..................................     6,811    1,646,354
    Vaudoise Assurances Holding SA Class B.............     1,401      630,263
    Vetropack Holding AG...............................       374      651,820
#*  Von Roll Holding AG................................    80,625      151,262
#   Vontobel Holding AG................................    50,840    1,820,596
    VP Bank AG.........................................     4,933      426,507
    Walliser Kantonalbank..............................       173      134,446
*   Walter Meier AG....................................     3,375      175,848
#   Ypsomed Holding AG.................................     3,145      278,684
#   Zehnder Group AG...................................    14,698      582,142
*   Zueblin Immobilien Holding AG......................    38,248       84,492
    Zug Estates Holding AG.............................       189      243,508
    Zuger Kantonalbank AG..............................       134      669,753
    Zurich Insurance Group AG..........................   107,594   31,257,097
                                                                  ------------
TOTAL SWITZERLAND......................................            799,622,789
                                                                  ------------
UNITED KINGDOM -- (17.4%)
    4imprint Group P.L.C...............................     1,908       22,838
    888 Holdings P.L.C.................................   270,123      539,618
    A.G. BARR P.L.C....................................    90,278    1,008,630
    Aberdeen Asset Management P.L.C.................... 1,431,894    9,940,791
    Acal P.L.C.........................................    26,297       95,871
    Admiral Group P.L.C................................   203,123    4,983,969
*   Afren P.L.C........................................ 2,574,854    4,773,104
    African Barrick Gold P.L.C.........................   270,228    1,192,753
*   Aga Rangemaster Group P.L.C........................    77,421      206,340
    Aggreko P.L.C......................................   317,319    9,189,121
    Air Partner P.L.C..................................     2,004       11,281
    Alent P.L.C........................................   525,268    2,963,865
*   Alizyme P.L.C......................................    42,517           --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Alumasc Group......................................     8,807 $    16,510
    AMEC P.L.C.........................................   569,775  10,907,065
    Amlin P.L.C........................................ 1,120,061   8,605,529
    Anglo American P.L.C............................... 1,402,287  37,659,763
    Anglo Pacific Group P.L.C..........................    64,571     205,032
    Anglo-Eastern Plantations P.L.C....................     8,036      91,313
    Anite P.L.C........................................   286,435     433,625
    Antofagasta P.L.C..................................   531,217   7,228,558
    ARM Holdings P.L.C.................................    12,223     174,012
#   ARM Holdings P.L.C. Sponsored ADR..................   126,504   5,409,311
#   Ashmore Group P.L.C................................   495,289   2,944,554
    Ashtead Group P.L.C................................   744,286  11,164,770
    Associated British Foods P.L.C.....................   254,917  11,933,135
    AstraZeneca P.L.C..................................     5,655     412,908
    AstraZeneca P.L.C. Sponsored ADR...................   426,473  31,042,970
    Aveva Group P.L.C..................................    31,541   1,064,255
    Aviva P.L.C........................................ 3,728,348  31,552,207
    Aviva P.L.C. Sponsored ADR.........................    26,306     445,624
    Avon Rubber P.L.C..................................    10,350     115,132
    Babcock International Group P.L.C..................   537,554   9,934,519
    BAE Systems P.L.C.................................. 2,247,899  16,200,496
    Balfour Beatty P.L.C............................... 1,315,953   5,281,281
    Bank of Georgia Holdings P.L.C.....................    31,284   1,282,324
    Barclays P.L.C.....................................   237,662     900,903
#   Barclays P.L.C. Sponsored ADR...................... 2,063,258  31,320,264
    Barratt Developments P.L.C......................... 2,148,063  12,601,585
    BBA Aviation P.L.C.................................   980,001   5,257,158
    Beazley P.L.C...................................... 1,115,236   4,580,279
    Bellway P.L.C......................................   271,235   6,884,740
    Berendsen P.L.C....................................   489,616   8,635,368
    Berkeley Group Holdings P.L.C......................   210,114   8,649,786
    Betfair Group P.L.C................................    35,760     629,224
    BG Group P.L.C..................................... 2,014,861  39,731,523
    BG Group P.L.C. Sponsored ADR......................   136,000   2,703,680
    BHP Billiton P.L.C.................................    44,418   1,515,187
#   BHP Billiton P.L.C. ADR............................   330,282  22,512,021
    Bloomsbury Publishing P.L.C........................    58,768     174,731
    Bodycote P.L.C.....................................   533,361   6,233,647
    Booker Group P.L.C................................. 1,700,661   3,579,255
    Boot Henry P.L.C...................................    54,535     170,332
    Bovis Homes Group P.L.C............................   252,111   3,239,379
    BP P.L.C...........................................    83,843     682,796
    BP P.L.C. Sponsored ADR............................ 2,000,170  97,948,322
    Braemar Shipping Services P.L.C....................    13,650     114,786
    Brammer P.L.C......................................    40,495     292,631
    Brewin Dolphin Holdings P.L.C......................   486,999   2,457,439
    British American Tobacco P.L.C.....................   134,043   7,852,556
    British American Tobacco P.L.C. Sponsored ADR......    71,891   8,440,003
    British Polythene Industries P.L.C.................    30,441     327,590
    British Sky Broadcasting Group P.L.C...............   412,206   6,101,429
#   British Sky Broadcasting Group P.L.C. Sponsored ADR    24,700   1,469,650
    Britvic P.L.C......................................   403,377   4,766,695
    BT Group P.L.C.....................................   468,605   3,067,907

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
#   BT Group P.L.C. Sponsored ADR......................   140,608 $ 9,212,636
*   BTG P.L.C..........................................   399,154   4,075,958
    Bunzl P.L.C........................................   262,131   7,026,006
    Burberry Group P.L.C...............................   337,426   8,023,498
#   Bwin.Party Digital Entertainment P.L.C............. 1,169,565   1,687,064
    Cable & Wireless Communications P.L.C.............. 3,387,918   2,680,439
*   Cairn Energy P.L.C.................................   148,111     439,524
    Cape P.L.C.........................................   234,352   1,120,869
    Capita P.L.C.......................................   303,471   6,144,798
    Capital & Counties Properties P.L.C................   218,370   1,179,183
    Capital & Regional P.L.C...........................   718,224     555,626
    Carclo P.L.C.......................................    21,100      41,216
    Carillion P.L.C....................................   978,458   5,502,924
    Carnival P.L.C.....................................    44,660   1,608,772
#   Carnival P.L.C. ADR................................   141,843   5,124,788
    Carr's Milling Industries P.L.C....................     2,672      82,235
    Castings P.L.C.....................................    59,187     514,567
    Catlin Group, Ltd..................................   789,102   6,695,202
*   Centamin P.L.C..................................... 1,694,905   2,062,074
#   Centaur Media P.L.C................................    79,311      81,251
    Centrica P.L.C..................................... 3,395,165  17,690,366
    Charles Stanley Group P.L.C........................     6,583      38,934
    Charles Taylor P.L.C...............................    11,746      47,423
    Chemring Group P.L.C...............................   397,104   1,358,047
    Chesnara P.L.C.....................................   196,664   1,029,252
    Chime Communications P.L.C.........................    37,972     208,774
    Cineworld Group P.L.C..............................   331,066   1,798,911
    Clarkson P.L.C.....................................     3,333     123,311
    Close Brothers Group P.L.C.........................   306,243   6,544,572
    Cobham P.L.C....................................... 2,021,053   9,971,932
    Coca-Cola HBC AG...................................    35,574     833,449
    Coca-Cola HBC AG ADR...............................   143,627   3,350,804
*   Colt Group SA......................................   712,854   1,743,212
    Communisis P.L.C...................................   156,412     162,250
    Compass Group P.L.C................................   805,628  13,127,353
    Computacenter P.L.C................................   167,892   1,719,620
    Connect Group P.L.C................................   235,609     612,982
    Consort Medical P.L.C..............................    38,165     584,992
#   Costain Group P.L.C................................    32,740     144,841
    Cranswick P.L.C....................................    93,991   2,002,884
    Creston P.L.C......................................    18,283      32,155
    Croda International P.L.C..........................   175,827   6,218,241
    CSR P.L.C..........................................   304,746   2,710,515
    Daily Mail & General Trust P.L.C...................   394,305   5,559,016
    Dairy Crest Group P.L.C............................   334,460   2,367,110
    Darty P.L.C........................................   303,760     407,285
    DCC P.L.C..........................................   161,792   9,230,927
    De La Rue P.L.C....................................    75,462     928,103
    Debenhams P.L.C.................................... 2,491,908   2,769,807
    Dechra Pharmaceuticals P.L.C.......................   144,316   1,686,347
    Development Securities P.L.C.......................   219,927     775,823
    Devro P.L.C........................................   344,397   1,483,633
    Diageo P.L.C.......................................    42,081   1,263,790

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Diageo P.L.C. Sponsored ADR........................    96,067 $11,549,175
    Dialight P.L.C.....................................     1,912      29,780
    Dignity P.L.C......................................    64,137   1,494,032
    Diploma P.L.C......................................   240,548   2,596,867
    Direct Line Insurance Group P.L.C..................   465,941   2,236,606
*   Dixons Retail P.L.C................................ 7,254,393   6,306,834
    Domino Printing Sciences P.L.C.....................   197,785   2,050,992
    Domino's Pizza Group P.L.C.........................    92,736     854,787
    Drax Group P.L.C...................................   806,170   9,483,391
    DS Smith P.L.C..................................... 2,690,462  11,864,379
    Dunelm Group P.L.C.................................    42,783     600,374
*   Dyson Group P.L.C..................................     3,999         177
    E2V Technologies P.L.C.............................    78,426     208,110
    easyJet P.L.C......................................   256,886   5,598,888
    Electrocomponents P.L.C............................ 1,225,390   4,904,210
    Elementis P.L.C.................................... 1,341,278   6,093,445
*   EnQuest P.L.C...................................... 1,592,912   3,634,076
*   Enterprise Inns P.L.C.............................. 1,102,465   2,323,827
    Essentra P.L.C.....................................   414,848   5,375,037
    Euromoney Institutional Investor P.L.C.............    39,543     722,605
    Evraz P.L.C........................................   648,549   1,045,915
    Experian P.L.C.....................................   426,662   7,300,492
    Fenner P.L.C.......................................   430,455   2,474,515
#   Ferrexpo P.L.C.....................................   372,338     841,206
    Fidessa Group P.L.C................................    40,927   1,438,856
*   Findel P.L.C.......................................    63,044     271,109
*   Firstgroup P.L.C................................... 2,442,853   5,193,665
    Fortune Oil P.L.C..................................   691,662     119,693
    Fresnillo P.L.C....................................   209,943   3,281,330
    Friends Life Group, Ltd............................ 2,756,911  15,417,364
    Fuller Smith & Turner..............................    42,043     654,112
    Future P.L.C.......................................   361,156      52,416
    G4S P.L.C.......................................... 2,814,671  11,910,455
    Galliford Try P.L.C................................   161,497   3,459,404
    Games Workshop Group P.L.C.........................     7,668      80,132
*   Gem Diamonds, Ltd..................................   194,063     635,995
    Genus P.L.C........................................    91,103   1,608,567
    GKN P.L.C.......................................... 2,968,039  17,077,103
    GlaxoSmithKline P.L.C..............................   107,443   2,589,240
#   GlaxoSmithKline P.L.C. Sponsored ADR...............   418,179  20,227,318
    Glencore P.L.C..................................... 4,179,068  25,252,548
    Go-Ahead Group P.L.C...............................    67,151   2,490,561
    Goodwin P.L.C......................................        40       2,510
    Grafton Group P.L.C................................   385,217   3,733,238
    Greencore Group P.L.C.............................. 1,282,986   5,719,424
    Greene King P.L.C..................................   488,778   6,796,742
    Greggs P.L.C.......................................   262,584   2,313,971
*   Guinness Peat Group P.L.C..........................    52,296      30,093
    Halfords Group P.L.C...............................   643,002   5,188,710
    Halma P.L.C........................................   726,129   6,883,339
    Hargreaves Lansdown P.L.C..........................   223,485   3,852,971
    Harvey Nash Group P.L.C............................    28,747      49,504
    Hays P.L.C......................................... 2,555,915   5,240,188

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Headlam Group P.L.C................................   103,583 $   703,353
    Helical Bar P.L.C..................................   196,242   1,131,611
    Henderson Group P.L.C.............................. 2,192,740   8,963,605
    Hikma Pharmaceuticals P.L.C........................   295,143   8,943,256
    Hill & Smith Holdings P.L.C........................   160,510   1,374,109
    Hilton Food Group P.L.C............................     1,517      12,133
    Hiscox, Ltd........................................   555,571   6,316,017
*   Hochschild Mining P.L.C............................   269,606     740,452
    Hogg Robinson Group P.L.C..........................   124,869     129,460
    Home Retail Group P.L.C............................ 1,850,889   5,169,947
    Homeserve P.L.C....................................   544,326   2,750,071
*   Hornby P.L.C.......................................    20,303      23,003
    Howden Joinery Group P.L.C......................... 1,172,116   6,692,635
    HSBC Holdings P.L.C. Sponsored ADR................. 1,620,604  86,524,048
    Hunting P.L.C......................................   247,759   3,626,576
    Huntsworth P.L.C...................................   265,818     225,172
    Hyder Consulting P.L.C.............................    18,277     198,006
    ICAP P.L.C......................................... 1,236,346   7,230,305
    IG Group Holdings P.L.C............................   858,873   8,823,248
*   Imagination Technologies Group P.L.C...............   123,769     368,985
    IMI P.L.C..........................................   256,262   6,112,069
    Imperial Tobacco Group P.L.C.......................   342,695  14,836,613
    Imperial Tobacco Group P.L.C. ADR..................    12,922   1,122,276
    Inchcape P.L.C.....................................   882,195   9,528,987
    Informa P.L.C...................................... 1,405,604  11,533,358
    Inmarsat P.L.C..................................... 1,024,216  12,562,470
    Innovation Group P.L.C............................. 1,493,121     780,488
    InterContinental Hotels Group P.L.C................   130,442   5,292,130
    InterContinental Hotels Group P.L.C. ADR...........    78,222   3,159,387
*   International Consolidated Airlines Group
      SA(B5282K0)......................................   282,178   1,578,675
*   International Consolidated Airlines Group
      SA(B5M6XQ7)...................................... 1,489,683   8,280,601
#*  International Consolidated Airlines Group SA
      Sponsored ADR....................................    12,200     342,088
*   International Ferro Metals, Ltd....................    20,587       2,587
    Interserve P.L.C...................................   321,293   3,446,515
    Intertek Group P.L.C...............................   135,566   5,853,070
    Investec P.L.C.....................................   986,296   8,530,900
*   IP Group P.L.C.....................................   161,888     494,841
    ITE Group P.L.C....................................   235,220     794,321
    ITV P.L.C.......................................... 3,035,252  10,654,246
    J D Wetherspoon P.L.C..............................   226,028   2,831,759
    J Sainsbury P.L.C.................................. 1,467,997   7,737,615
    James Fisher & Sons P.L.C..........................    73,793   1,634,951
    Jardine Lloyd Thompson Group P.L.C.................   123,888   2,145,300
    JD Sports Fashion P.L.C............................    78,220     500,388
#*  JKX Oil & Gas P.L.C................................   132,334      95,761
    John Menzies P.L.C.................................    54,405     612,823
    John Wood Group P.L.C..............................   673,325   8,487,158
    Johnson Matthey P.L.C..............................   277,736  13,838,716
*   Johnston Press P.L.C............................... 1,456,828     107,409
    Jupiter Fund Management P.L.C......................   716,558   4,608,647
*   Kazakhmys P.L.C....................................   531,854   2,903,191
    Kcom Group P.L.C...................................   827,148   1,397,788
    Keller Group P.L.C.................................   155,840   2,278,836

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
UNITED KINGDOM -- (Continued)
    Kentz Corp., Ltd...................................    129,013 $ 2,020,458
    Kier Group P.L.C...................................     74,061   2,181,381
    Kingfisher P.L.C...................................  1,870,813   9,449,243
    Ladbrokes P.L.C....................................  1,137,072   2,522,594
    Laird P.L.C........................................    551,207   2,677,877
*   Lamprell P.L.C.....................................    623,619   1,593,863
    Lancashire Holdings, Ltd...........................    384,921   3,977,084
    Latchways P.L.C....................................      2,464      43,246
    Laura Ashley Holdings P.L.C........................    224,765      94,057
    Lavendon Group P.L.C...............................    175,622     627,856
    Legal & General Group P.L.C........................  4,993,978  19,701,573
    Liontrust Asset Management P.L.C...................      4,633      19,077
*   Lloyds Banking Group P.L.C......................... 23,313,762  29,064,662
#*  Lloyds Banking Group P.L.C. ADR....................    799,579   4,013,887
    London Stock Exchange Group P.L.C..................    262,884   8,574,993
*   Lonmin P.L.C.......................................  1,034,088   3,965,040
    Lookers P.L.C......................................    365,157     817,043
    Low & Bonar P.L.C..................................    135,064     199,658
    LSL Property Services P.L.C........................     14,831      92,970
    Man Group P.L.C....................................  3,518,996   7,033,287
    Management Consulting Group P.L.C..................    265,588      99,565
    Marks & Spencer Group P.L.C........................  1,181,027   8,548,863
    Marshalls P.L.C....................................    111,901     302,978
    Marston's P.L.C....................................  1,196,287   2,895,019
    McBride P.L.C......................................    279,529     450,106
    Mears Group P.L.C..................................    103,883     813,830
*   Mecom Group P.L.C..................................    191,097     484,680
    Meggitt P.L.C......................................  1,430,525  12,248,944
    Melrose Industries P.L.C...........................  1,661,929   7,361,321
    Michael Page International P.L.C...................    409,546   2,943,067
    Micro Focus International P.L.C....................    171,409   2,452,913
    Millennium & Copthorne Hotels P.L.C................    340,697   3,363,081
*   Mitchells & Butlers P.L.C..........................    473,813   2,983,061
    Mitie Group P.L.C..................................  1,269,461   6,517,861
    MJ Gleeson Group P.L.C.............................     19,478     123,390
    Mondi P.L.C........................................    581,433  10,183,196
    Moneysupermarket.com Group P.L.C...................    528,609   1,654,156
    Morgan Advanced Materials P.L.C....................    652,375   3,442,472
    Morgan Sindall Group P.L.C.........................     55,579     750,963
#*  Mothercare P.L.C...................................    132,987     539,414
    N Brown Group P.L.C................................    277,163   2,013,955
    National Express Group P.L.C.......................  1,032,061   4,546,422
    National Grid P.L.C................................     14,459     205,943
    National Grid P.L.C. Sponsored ADR.................    167,138  11,998,836
    NCC Group P.L.C....................................     65,521     232,600
#*  New World Resources P.L.C. Class A.................     46,188       6,121
    Next P.L.C.........................................     74,350   8,485,707
    Northgate P.L.C....................................    303,915   2,524,427
    Novae Group P.L.C..................................     81,704     757,910
*   Ocado Group P.L.C..................................     71,114     402,225
    Old Mutual P.L.C...................................  4,701,167  15,465,755
*   Optos P.L.C........................................      8,716      27,598
*   Oxford Biomedica P.L.C.............................    164,084       8,112

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
UNITED KINGDOM -- (Continued)
    Oxford Instruments P.L.C...........................    42,256 $    896,087
    Pace P.L.C......................................... 1,034,770    5,564,017
    PayPoint P.L.C.....................................    27,930      493,526
    Pearson P.L.C......................................    31,918      613,939
#   Pearson P.L.C. Sponsored ADR.......................   591,029   11,353,667
    Pendragon P.L.C....................................   525,892      279,321
    Pennon Group P.L.C.................................   582,800    7,995,734
    Persimmon P.L.C....................................   552,590   11,638,375
*   Petra Diamonds, Ltd................................   306,349    1,030,841
    Petrofac, Ltd......................................   331,560    6,110,093
*   Petropavlovsk P.L.C................................   304,494      173,699
    Phoenix Group Holdings.............................   250,573    2,956,229
    Phoenix IT Group, Ltd..............................    33,310       50,660
    Photo-Me International P.L.C.......................   817,692    1,991,241
    Playtech P.L.C.....................................    71,984      744,097
    Premier Farnell P.L.C..............................   549,580    1,670,485
*   Premier Foods P.L.C................................ 1,363,466      964,796
    Premier Oil P.L.C.................................. 1,016,170    5,507,134
#   Prudential P.L.C. ADR..............................   599,353   27,558,251
*   Puma Brandenburg, Ltd..............................     9,000           --
*   Puma Brandenburg, Ltd. A Shares....................     9,000           --
*   Punch Taverns P.L.C................................   883,786      136,527
    PV Crystalox Solar P.L.C...........................    60,126       17,347
#   PZ Cussons P.L.C...................................   310,055    1,844,171
    QinetiQ Group P.L.C................................ 1,742,165    6,071,432
*   Quintain Estates & Development P.L.C............... 1,097,453    1,630,564
    Randgold Resources, Ltd............................    41,213    3,548,721
    Rank Group P.L.C...................................    20,290       55,848
*   Raven Russia, Ltd..................................   110,484      129,363
    REA Holdings P.L.C.................................    11,361       88,231
    Reckitt Benckiser Group P.L.C......................   111,886    9,877,007
    Redrow P.L.C.......................................   551,498    2,275,645
    Reed Elsevier P.L.C................................   353,780    5,687,280
#   Reed Elsevier P.L.C. Sponsored ADR.................    45,139    2,911,013
    Regus P.L.C........................................ 1,700,637    4,973,087
    Renishaw P.L.C.....................................    49,324    1,538,097
    Rentokil Initial P.L.C............................. 1,925,656    3,839,797
    Restaurant Group P.L.C. (The)......................   302,683    3,136,195
    Rexam P.L.C........................................ 1,592,278   13,422,722
    Ricardo P.L.C......................................    44,924      486,785
    Rightmove P.L.C....................................   123,175    4,717,522
    Rio Tinto P.L.C....................................   113,242    6,472,235
#   Rio Tinto P.L.C. Sponsored ADR.....................   668,683   38,308,849
    RM P.L.C...........................................    27,965       75,721
    Robert Walters P.L.C...............................    96,470      509,595
    Rolls-Royce Holdings P.L.C.........................   938,225   16,377,986
    Rotork P.L.C.......................................   124,391    5,789,255
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..   526,538    6,255,271
#   Royal Dutch Shell P.L.C. ADR(780259107)............ 1,398,074  120,430,094
    Royal Dutch Shell P.L.C. ADR(780259206)............   437,648   35,812,736
    Royal Dutch Shell P.L.C. Class A...................    12,273      504,615
    Royal Dutch Shell P.L.C. Class B...................    64,523    2,778,475
    RPC Group P.L.C....................................   356,714    3,514,595

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    RPS Group P.L.C....................................   384,849 $ 1,660,393
    RSA Insurance Group P.L.C.......................... 1,637,938  12,662,876
    S&U P.L.C..........................................     2,442      74,103
    SABMiller P.L.C....................................   162,496   8,848,164
    Sage Group P.L.C. (The)............................ 1,478,332   9,181,945
*   Salamander Energy P.L.C............................   370,000     701,583
    Savills P.L.C......................................   247,764   2,482,626
    Schroders P.L.C.(0239581)..........................    55,850   1,743,356
    Schroders P.L.C.(0240549)..........................   105,086   4,222,296
*   SDL P.L.C..........................................   141,074     757,130
    Senior P.L.C.......................................   979,255   4,332,730
    Sepura P.L.C.......................................    12,081      29,873
#   Serco Group P.L.C..................................   349,101   2,130,401
*   Severfield P.L.C...................................   407,213     415,709
    Severn Trent P.L.C.................................   216,734   7,070,489
    Shanks Group P.L.C................................. 1,172,410   2,129,909
    Shire P.L.C........................................   147,265  12,121,137
    Shire P.L.C. ADR...................................    28,741   7,084,657
    SIG P.L.C.......................................... 1,477,208   4,161,013
*   Skyepharma P.L.C...................................     5,556      22,796
*   Skyepharma P.L.C. Sponsored ADR....................        80         334
    Smith & Nephew P.L.C...............................   234,264   4,031,614
    Smith & Nephew P.L.C. Sponsored ADR................    45,931   3,953,281
    Smiths Group P.L.C.................................   470,190  10,089,504
    Soco International P.L.C...........................   460,926   3,336,856
    Spectris P.L.C.....................................   349,307  11,235,892
    Speedy Hire P.L.C..................................   686,583     610,404
    Spirax-Sarco Engineering P.L.C.....................   128,445   5,884,272
    Spirent Communications P.L.C....................... 1,958,383   3,392,748
    Spirent Communications P.L.C. ADR..................    25,100     172,814
    Spirit Pub Co. P.L.C............................... 1,387,152   1,710,020
*   Sportech P.L.C.....................................    87,812     127,984
*   Sports Direct International P.L.C..................   191,339   2,149,949
    SSE P.L.C..........................................   458,227  11,253,582
    St Ives P.L.C......................................    71,194     255,096
    St James's Place P.L.C.............................   884,117  10,806,481
    ST Modwen Properties P.L.C.........................   369,696   2,311,577
    Stagecoach Group P.L.C.............................   766,399   4,582,498
    Standard Chartered P.L.C........................... 1,020,615  21,165,269
    Standard Life P.L.C................................ 1,997,988  12,589,849
    Sthree P.L.C.......................................    82,072     495,797
    Stobart Group, Ltd.................................    80,464     170,868
    STV Group P.L.C....................................    56,141     345,901
*   SuperGroup P.L.C...................................    52,452     900,749
    Synergy Health P.L.C...............................   122,995   2,822,944
    Synthomer P.L.C....................................   483,319   1,731,584
    T Clarke P.L.C.....................................    26,802      30,710
    TalkTalk Telecom Group P.L.C.......................   979,505   5,194,357
    Tarsus Group P.L.C.................................     4,986      18,136
    Tate & Lyle P.L.C..................................   643,501   6,755,839
    Taylor Wimpey P.L.C................................ 5,745,876  10,740,011
    Ted Baker P.L.C....................................    24,853     714,167
    Telecity Group P.L.C...............................   243,144   3,251,898

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Telecom Plus P.L.C................................    38,726 $      907,028
    Tesco P.L.C....................................... 5,068,750     21,991,888
*   Thomas Cook Group P.L.C........................... 4,064,041      8,360,427
#*  Thorntons P.L.C...................................    61,885        115,195
    Topps Tiles P.L.C.................................    96,161        171,986
    Travis Perkins P.L.C..............................   460,780     12,974,204
    Tribal Group P.L.C................................    44,362        122,997
    Trifast P.L.C.....................................    41,949         80,178
*   Trinity Mirror P.L.C..............................   613,589      2,046,574
    TT electronics P.L.C..............................   379,774      1,184,390
    TUI Travel P.L.C..................................   805,388      4,916,271
    Tullett Prebon P.L.C..............................   450,272      1,876,470
    Tullow Oil P.L.C..................................   251,710      3,086,098
    UBM P.L.C.........................................   300,418      3,131,019
    UDG Healthcare P.L.C..............................   377,129      2,260,791
    UK Mail Group P.L.C...............................    12,676        127,319
    Ultra Electronics Holdings P.L.C..................   137,711      4,105,218
    Unilever P.L.C....................................    64,971      2,807,169
    Unilever P.L.C. Sponsored ADR.....................   168,197      7,271,156
    Unite Group P.L.C. (The)..........................   267,834      1,832,994
    United Utilities Group P.L.C......................   596,813      8,945,337
#   United Utilities Group P.L.C. ADR.................    10,818        325,297
    UTV Media P.L.C...................................   124,840        460,995
*   Vectura Group P.L.C...............................   515,308      1,227,332
    Vedanta Resources P.L.C...........................   261,712      4,617,067
    Vesuvius P.L.C....................................   596,184      4,666,701
    Victrex P.L.C.....................................   117,586      3,171,440
#   Vitec Group P.L.C. (The)..........................    22,541        215,174
    Vodafone Group P.L.C..............................   339,571      1,130,801
#   Vodafone Group P.L.C. Sponsored ADR............... 1,234,928     41,024,299
#   Volex P.L.C.......................................    24,880         33,777
    Vp P.L.C..........................................    13,881        149,988
    Weir Group P.L.C. (The)...........................   314,349     13,567,535
    WH Smith P.L.C....................................   218,065      4,149,893
    Whitbread P.L.C...................................   188,208     13,629,146
    William Hill P.L.C................................ 1,931,669     11,449,657
    Wilmington Group P.L.C............................   141,363        465,602
*   Wincanton P.L.C...................................    58,198        142,781
    WM Morrison Supermarkets P.L.C.................... 2,968,620      8,425,833
*   Wolfson Microelectronics P.L.C....................   192,246        748,635
    Wolseley P.L.C....................................   258,786     13,472,925
#   Wolseley P.L.C. ADR...............................    53,693        278,937
    WPP P.L.C.........................................   443,647      8,831,480
#   WPP P.L.C. Sponsored ADR..........................   134,635     13,394,836
    WS Atkins P.L.C...................................   159,020      3,565,519
    Xaar P.L.C........................................    66,022        612,613
    Xchanging P.L.C...................................   452,424      1,343,916
#   XP Power, Ltd.....................................     4,208        106,445
                                                                 --------------
TOTAL UNITED KINGDOM..................................            2,297,954,282
                                                                 --------------
UNITED STATES -- (0.0%)
*   Endo International P.L.C..........................    19,488      1,332,265
*   Kofax, Ltd........................................    28,347        201,306

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
UNITED STATES -- (Continued)
*     McEwen Mining - Minera Andes Acquisition
        Corp.......................................     112,338 $       319,391
                                                                ---------------
TOTAL UNITED STATES................................                   1,852,962
                                                                ---------------
TOTAL COMMON STOCKS................................              11,902,611,046
                                                                ---------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE.................      55,763       5,212,119
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Centrebet International, Ltd. Litigation
        Rights.....................................      22,005              --
*     Ramelius Resources, Ltd......................      50,110             373
                                                                ---------------
TOTAL AUSTRALIA....................................                         373
                                                                ---------------
AUSTRIA -- (0.0%)
*     Intercell AG.................................      29,444              --
                                                                ---------------
FRANCE -- (0.0%)
#*    Bigben Interactive Rights 01/31/2016.........       9,396           1,132
*     Groupe Fnac Rights 05/16/15..................           4              22
*     Peugeot SA Warrants 04/29/17.................     325,013         776,848
                                                                ---------------
TOTAL FRANCE.......................................                     778,002
                                                                ---------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14.......       9,442         105,170
                                                                ---------------
ISRAEL -- (0.0%)
*     Africa Israel Investments, Ltd. Rights
        03/31/2015.................................      19,453           1,601
                                                                ---------------
ITALY -- (0.0%)
*     Seat Pagine Gialle SpA Warrants 08/31/14.....   1,199,818              --
                                                                ---------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49...........     149,762              --
                                                                ---------------
SINGAPORE -- (0.0%)
*     Global Yellow Pages, Ltd. Warrant 06/25/19...      43,500             244
                                                                ---------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14..................   4,316,573         890,252
#*    Zardoya Otis SA Rights 08/06/14..............     113,115          69,251
                                                                ---------------
TOTAL SPAIN........................................                     959,503
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,844,893
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund............... 109,704,639   1,269,282,679
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $11,204,806,860)^^........................             $13,178,950,737
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............ $   46,048,658 $   746,415,487   --    $   792,464,145
   Austria..............         80,724      55,451,277   --         55,532,001
   Belgium..............     12,453,163     137,981,792   --        150,434,955
   Brazil...............             --              --   --                 --
   Canada...............  1,146,663,416          58,601   --      1,146,722,017
   China................             --         526,309   --            526,309
   Denmark..............      7,778,904     173,966,009   --        181,744,913
   Finland..............      3,053,537     192,192,690   --        195,246,227
   France...............     97,505,829     781,499,344   --        879,005,173
   Germany..............     78,399,822     720,629,910   --        799,029,732
   Greece...............             --          10,525   --             10,525
   Hong Kong............      1,852,804     328,071,920   --        329,924,724
   Ireland..............     11,132,575      38,368,147   --         49,500,722
   Israel...............     27,616,115      54,524,821   --         82,140,936
   Italy................     18,141,430     301,696,101   --        319,837,531
   Japan................    111,956,201   2,328,667,696   --      2,440,623,897
   Netherlands..........     48,922,470     256,339,652   --        305,262,122
   New Zealand..........         76,345      36,586,276   --         36,662,621
   Norway...............     15,134,652     112,326,966   --        127,461,618
   Portugal.............        337,774      38,891,902   --         39,229,676
   Russia...............             --         123,875   --            123,875
   Singapore............        113,219     162,853,905   --        162,967,124
   Spain................     44,246,311     299,343,811   --        343,590,122
   Sweden...............      7,921,518     357,218,530   --        365,140,048
   Switzerland..........    106,694,574     692,928,215   --        799,622,789
   United Kingdom.......    675,068,050   1,622,886,232   --      2,297,954,282
   United States........      1,651,656         201,306   --          1,852,962
Preferred Stocks
   Germany..............             --       5,212,119   --          5,212,119
Rights/Warrants
   Australia............             --             373   --                373
   Austria..............             --              --   --                 --
   France...............             --         778,002   --            778,002
   Germany..............             --         105,170   --            105,170
   Israel...............             --           1,601   --              1,601
   Italy................             --              --   --                 --
   Portugal.............             --              --   --                 --
   Singapore............             --             244   --                244
   Spain................             --         959,503   --            959,503
Securities Lending
  Collateral............             --   1,269,282,679   --      1,269,282,679
                         -------------- ---------------   --    ---------------
TOTAL................... $2,462,849,747 $10,716,100,990   --    $13,178,950,737
                         ============== ===============   ==    ===============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company...................................... $3,224,758,341
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..................................  2,033,123,129
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company......................................  2,005,860,951
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company......................................  1,125,269,699
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company......................................    953,860,643
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $7,503,359,741)......................................  9,342,872,763
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $7,503,359,741)^^.................................... $9,342,872,763
                                                                 ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $9,342,872,763   --      --    $9,342,872,763
                                  --------------   --      --    --------------
TOTAL............................ $9,342,872,763   --      --    $9,342,872,763
                                  ==============   ==      ==    ==============

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company....................................... $518,942,131
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $476,687,697)^^....................................... $518,942,131
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company........................................ $390,651,884
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $354,976,811)^^........................................ $390,651,884
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company........................................ $37,638,959
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $23,687,118)^^......................................... $37,638,959
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company........................................ $183,010,129
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $140,110,760)^^........................................ $183,010,129
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (96.9%)
AUSTRALIA -- (20.6%)
    360 Capital Industrial Fund........................     15,466 $     32,304
    Abacus Property Group..............................  2,518,742    6,026,776
#   ALE Property Group.................................  1,083,302    3,018,008
#   Aspen Group........................................    713,024      808,627
#   Astro Japan Property Group.........................    341,234    1,327,293
#   BWP Trust..........................................  4,118,308    9,751,457
    Carindale Property Trust...........................     99,428      536,313
#   CFS Retail Property Trust Group.................... 16,513,854   33,098,470
#   Charter Hall Group.................................  2,104,938    8,422,858
*   Charter Hall Office................................  2,059,687           --
#   Charter Hall Retail REIT...........................  2,634,203    9,756,190
#   Cromwell Property Group............................  8,993,818    8,483,373
    Dexus Property Group............................... 42,397,052   46,582,075
    Federation Centres................................. 11,172,184   26,559,928
    Folkestone Education Trust.........................    801,647    1,294,159
    Galileo Japan Trust................................     85,441      134,973
    Generation Healthcare REIT.........................      9,491       11,720
    Goodman Group...................................... 13,524,172   66,301,610
*   GPT Group.......................................... 38,018,670           --
    GPT Group (The).................................... 13,104,777   49,338,871
#   Growthpoint Properties Australia, Ltd..............    455,311    1,050,754
#   Ingenia Communities Group..........................  4,116,187    1,867,120
#   Investa Office Fund................................  5,079,509   16,720,536
*   Prime Retirement & Aged Care Property Trust........    116,309           --
*   Scentre Group...................................... 39,984,029  126,334,309
#   Shopping Centres Australasia Property Group........  5,381,645    8,842,759
    Stockland.......................................... 18,262,798   68,407,945
#   Westfield Corp..................................... 15,310,943  106,428,853
                                                                   ------------
TOTAL AUSTRALIA........................................             601,137,281
                                                                   ------------
BELGIUM -- (1.6%)
    Aedifica SA........................................     58,696    3,945,292
    Befimmo SA.........................................    144,514   11,308,100
#   Cofinimmo..........................................    148,304   18,387,696
    Intervest Offices & Warehouses NV..................     48,637    1,439,647
    Leasinvest Real Estate SCA.........................     13,390    1,468,617
    Montea SCA.........................................      2,677      111,453
#   Retail Estates NV..................................     17,253    1,421,452
    Warehouses De Pauw SCA.............................     91,896    6,943,430
    Wereldhave Belgium NV..............................     11,930    1,537,860
                                                                   ------------
TOTAL BELGIUM..........................................              46,563,547
                                                                   ------------
CANADA -- (5.6%)
#   Allied Properties REIT.............................    267,235    8,568,382
#   Artis REIT.........................................    501,926    7,158,205
    Boardwalk REIT.....................................    179,800   10,702,087
    Brookfield Canada Office Properties................     59,150    1,478,275
#*  BTB REIT...........................................     79,487      338,258
    Calloway REIT......................................    464,642   11,186,181
    Canadian Apartment Properties REIT.................    427,256    9,012,600
#   Canadian REIT......................................    273,172   11,467,036

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
#   Chartwell Retirement Residences....................   619,887 $  6,140,028
#   Cominar REIT.......................................   458,131    7,907,576
#   Crombie REIT.......................................   278,580    3,380,211
    Dream Global Real Estate Investment Trust..........   136,872    1,137,305
    Dream Office Real Estate Investment Trust..........   408,363   10,868,707
#   Granite REIT.......................................   184,153    6,841,875
#   H&R REIT........................................... 1,036,249   21,982,340
    Huntingdon Capital Corp............................     2,597       28,344
    InnVest REIT.......................................   367,823    1,882,379
    InterRent REIT.....................................   128,390      679,424
    Morguard North American Residential REIT...........    51,669      481,457
    Morguard REIT......................................   215,223    3,539,183
    Northern Property REIT.............................   124,929    3,351,376
#   NorthWest Healthcare Properties REIT...............   144,545    1,311,093
#   Partners REIT......................................   104,000      485,496
    Plaza Retail REIT..................................    44,221      160,604
    Pure Industrial Real Estate Trust..................   664,183    2,795,983
#   Retrocom REIT......................................   217,731      860,660
    RioCan REIT........................................ 1,208,099   30,004,421
                                                                  ------------
TOTAL CANADA...........................................            163,749,486
                                                                  ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust....................... 1,392,000        3,233
#   Yuexiu REIT........................................ 9,640,000    4,728,260
                                                                  ------------
TOTAL CHINA............................................              4,731,493
                                                                  ------------
FRANCE -- (4.5%)
#*  Acanthe Developpement SA...........................   193,988      109,592
    Affine SA..........................................    43,953      860,255
    Altarea............................................       891      163,246
    ANF Immobilier.....................................    45,785    1,503,354
    Argan SA...........................................     8,285      183,500
    Cegereal...........................................    15,742      560,876
    Fonciere Des Regions...............................   229,006   22,976,083
    Gecina SA..........................................   178,346   25,469,335
    ICADE..............................................   300,116   28,980,049
    Klepierre..........................................   801,058   37,895,112
    Mercialys SA.......................................   379,255    8,996,719
*   Societe de la Tour Eiffel..........................    44,244    3,434,292
    Terreis............................................     1,329       46,815
                                                                  ------------
TOTAL FRANCE...........................................            131,179,228
                                                                  ------------
GERMANY -- (0.4%)
#   Alstria Office REIT-AG.............................   527,321    6,971,005
*   DO Deutsche Office AG..............................   114,387      515,278

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Hamborner REIT AG..................................    339,290 $  3,569,613
                                                                   ------------
TOTAL GERMANY..........................................              11,055,896
                                                                   ------------
GREECE -- (0.0%)
    Eurobank Properties Real Estate Investment Co......     96,660    1,225,480
                                                                   ------------
HONG KONG -- (4.4%)
    Champion REIT...................................... 19,292,012    8,987,135
#   Fortune REIT.......................................  6,643,000    6,289,557
    Link REIT (The).................................... 18,378,305  104,388,877
#   Prosperity REIT....................................  9,570,000    3,235,460
#   Regal REIT.........................................  6,929,000    1,903,213
#   Sunlight REIT......................................  8,241,000    3,522,424
                                                                   ------------
TOTAL HONG KONG........................................             128,326,666
                                                                   ------------
ISRAEL -- (0.2%)
#   Alony Hetz Properties & Investments, Ltd...........    553,740    4,046,299
#   Reit 1, Ltd........................................    924,808    2,477,956
    Sella Capital Real Estate, Ltd.....................    249,227      425,444
                                                                   ------------
TOTAL ISRAEL...........................................               6,949,699
                                                                   ------------
ITALY -- (0.3%)
#   Beni Stabili SpA...................................  8,671,816    7,040,749
    Immobiliare Grande Distribuzione...................  1,531,223    2,232,528
                                                                   ------------
TOTAL ITALY............................................               9,273,277
                                                                   ------------
JAPAN -- (17.0%)
#   Advance Residence Investment Corp..................     10,041   23,909,590
    Comforia Residential REIT, Inc.....................        904    1,651,599
    Daiwa House REIT Investment Corp...................        381    1,683,887
#   Daiwa House Residential Investment Corp............      2,670   12,519,293
#   Daiwa Office Investment Corp.......................      1,728    8,690,792
    Frontier Real Estate Investment Corp...............      3,780   20,787,653
    Fukuoka REIT Corp..................................      4,702    8,523,432
#   Global One Real Estate Investment Corp.............      1,459    4,340,369
    GLP J-Reit.........................................        680      757,952
    Hankyu Reit, Inc...................................        781    4,268,361
    Heiwa Real Estate REIT, Inc........................      5,973    4,970,414
    Ichigo Real Estate Investment Corp.................      5,106    3,520,497
    Industrial & Infrastructure Fund Investment Corp...      1,156   10,125,542
#   Invincible Investment Corp.........................      6,257    1,587,853
#   Japan Excellent, Inc...............................      8,889   11,881,294
#   Japan Hotel REIT Investment Corp...................     18,748   10,353,526
    Japan Logistics Fund, Inc..........................      6,489   14,849,800
#   Japan Prime Realty Investment Corp.................      6,286   21,747,276
#   Japan Real Estate Investment Corp..................      9,797   55,068,330
#   Japan Rental Housing Investments, Inc..............      8,234    6,046,129
#   Japan Retail Fund Investment Corp..................     17,968   39,594,155
    Kenedix Office Investment Corp.....................      2,807   15,243,535
    Kenedix Residential Investment Corp................      1,831    4,267,047
    MID Reit, Inc......................................      1,381    3,217,866
#   Mori Hills REIT Investment Corp....................      9,217   13,485,407

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
#   Mori Trust Sogo Reit, Inc..........................      8,316 $ 14,210,247
#   Nippon Accommodations Fund, Inc....................      3,633   13,850,879
#   Nippon Building Fund, Inc..........................     11,023   61,885,592
#   Nomura Real Estate Office Fund, Inc................      2,767   13,083,821
#   Nomura Real Estate Residential Fund, Inc...........      1,143    6,070,333
    Orix JREIT, Inc....................................     15,485   21,299,670
    Premier Investment Corp............................      1,734    7,025,919
#   Sekisui House SI Residential Investment Corp.......      6,908    7,066,865
    Starts Proceed Investment Corp.....................        527      913,311
#   Tokyu REIT, Inc....................................      7,381   10,015,614
    Top REIT, Inc......................................      1,302    5,724,383
#   United Urban Investment Corp.......................     18,523   29,745,376
                                                                   ------------
TOTAL JAPAN............................................             493,983,609
                                                                   ------------
MALAYSIA -- (0.8%)
    Amanahraya REIT....................................    609,800      174,684
    AmFirst REIT.......................................  1,694,840      500,528
    Axis REIT..........................................  2,451,625    2,585,616
*   Boustead Plantations Bhd...........................    270,800      133,875
    CapitaMalls Malaysia Trust.........................  8,420,600    3,949,543
    Hektar REIT........................................    125,525       59,953
    IGB REIT...........................................  5,514,400    2,225,476
    KLCCP Stapled Group................................  3,018,300    6,062,122
    Quill Capita Trust.................................    733,100      273,186
    Sunway REIT........................................  9,981,300    4,458,156
    Tower REIT.........................................    434,900      190,351
    YTL Hospitality REIT...............................  4,316,800    1,282,435
                                                                   ------------
TOTAL MALAYSIA.........................................              21,895,925
                                                                   ------------
MEXICO -- (1.8%)
    Asesor de Activos Prisma SAPI de C.V...............    651,641      887,257
    Concentradora Fibra Hotelera Mexicana S.A. de C.V..    821,440    1,441,559
    Fibra Uno Administracion S.A. de C.V............... 11,453,230   40,224,922
#   Mexico Real Estate Management S.A. de C.V..........  3,456,434    6,957,316
    TF Administradora Industrial S de RL de C.V........  1,151,859    2,586,019
                                                                   ------------
TOTAL MEXICO...........................................              52,097,073
                                                                   ------------
NETHERLANDS -- (9.7%)
    Corio NV...........................................    556,958   29,589,186
    Eurocommercial Properties NV.......................    302,776   15,127,445
    Nieuwe Steen Investments NV........................    522,664    3,064,239
    Unibail-Rodamco SE.................................    784,757  210,656,966
    Vastned Retail NV..................................    158,918    8,099,833
    Wereldhave NV......................................    178,270   15,867,415
                                                                   ------------
TOTAL NETHERLANDS......................................             282,405,084
                                                                   ------------
NEW ZEALAND -- (0.7%)
    Argosy Property, Ltd...............................  4,406,049    3,759,580
#   DNZ Property Fund, Ltd.............................    691,899      981,405
#   Goodman Property Trust.............................  6,329,472    5,802,376
#   Kiwi Income Property Trust.........................  6,436,997    6,420,827
    NPT, Ltd...........................................     45,944       23,452

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NEW ZEALAND -- (Continued)
    Precinct Properties New Zealand, Ltd...............  1,750,114 $  1,649,640
#   Property for Industry, Ltd.........................    967,057    1,114,760
#   Vital Healthcare Property Trust....................  1,370,566    1,606,785
                                                                   ------------
TOTAL NEW ZEALAND......................................              21,358,825
                                                                   ------------
SINGAPORE -- (7.8%)
#   AIMS AMP Capital Industrial REIT...................  3,881,191    4,648,995
    Ascendas Hospitality Trust.........................    229,000      140,224
#   Ascendas India Trust...............................  2,943,000    1,985,594
    Ascendas REIT...................................... 16,266,000   30,349,957
#   Ascott Residence Trust.............................  6,887,400    6,791,523
#   Cache Logistics Trust..............................  5,890,000    5,680,193
#   Cambridge Industrial Trust.........................  9,667,231    5,526,463
    CapitaCommercial Trust............................. 16,050,000   21,404,177
    CapitaMall Trust................................... 19,365,300   30,511,563
#   CapitaRetail China Trust...........................  4,532,980    6,189,507
#   CDL Hospitality Trusts.............................  5,427,000    7,585,450
#   Far East Hospitality Trust.........................  1,413,000      988,009
#   First REIT.........................................  3,713,000    3,629,058
    Frasers Centrepoint Trust..........................  4,536,000    7,032,436
    Frasers Commercial Trust...........................  4,135,200    4,650,007
    Keppel REIT Management, Ltd........................ 11,050,526   11,240,630
#   Lippo Malls Indonesia Retail Trust................. 10,754,000    3,578,078
#   Mapletree Commercial Trust.........................  9,918,000   11,110,982
    Mapletree Industrial Trust.........................  8,678,000    9,753,509
#   Mapletree Logistics Trust.......................... 11,707,430   11,008,147
#   Parkway Life REIT..................................  2,666,000    5,105,338
#   Sabana Shari'ah Compliant Industrial REIT..........  3,002,000    2,477,072
#   Saizen REIT........................................  1,705,600    1,306,379
    Starhill Global REIT............................... 11,587,000    7,651,015
#   Suntec REIT........................................ 18,223,000   26,112,661
                                                                   ------------
TOTAL SINGAPORE........................................             226,456,967
                                                                   ------------
SOUTH AFRICA -- (3.5%)
#   Acucap Properties, Ltd.............................  1,592,135    6,688,955
*   Capital Property Fund.............................. 12,320,644   13,270,861
    Emira Property Fund................................  4,340,254    5,876,104
    Fountainhead Property Trust........................  7,183,721    5,359,113
    Growthpoint Properties, Ltd........................ 13,137,195   30,403,334
    Hyprop Investments, Ltd............................    960,338    7,423,925
    Investec Property Fund, Ltd........................    268,736      357,427
    Premium Properties, Ltd............................     20,456       35,980
    Rebosis Property Fund, Ltd.........................  1,064,374    1,082,247
    Redefine Properties, Ltd........................... 17,489,067   15,682,164
    Resilient Property Income Fund, Ltd................  1,434,440    8,558,330
    SA Corporate Real Estate Fund Nominees Pty, Ltd.... 12,869,516    5,037,660
    Vividend Income Fund, Ltd..........................    811,175      419,847
#   Vukile Property Fund, Ltd..........................  2,056,667    3,175,197
                                                                   ------------
TOTAL SOUTH AFRICA.....................................             103,371,144
                                                                   ------------
TAIWAN -- (0.5%)
    Cathay No. 1 REIT..................................  9,736,000    5,946,604

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Cathay No. 2 REIT..................................  3,955,000 $  2,076,876
    Fubon No. 1 REIT...................................  1,131,000      574,221
    Fubon No. 2 REIT...................................  3,937,000    1,684,116
    Gallop No. 1 REIT..................................  2,856,000    1,788,244
    Shin Kong No.1 REIT................................  4,652,000    2,085,409
                                                                   ------------
TOTAL TAIWAN...........................................              14,155,470
                                                                   ------------
TURKEY -- (1.2%)
*   Akfen Gayrimenkul Yatirim Ortakligi A.S............    339,253      207,152
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S.........    110,306      837,808
    Alarko Gayrimenkul Yatirim Ortakligi A.S...........     50,495      496,846
#*  Dogus Gayrimenkul Yatirim Ortakligi A.S............    668,772    1,364,480
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S...... 18,208,982   23,595,724
    Is Gayrimenkul Yatirim Ortakligi A.S...............  3,007,935    1,977,292
#*  Nurol Gayrimenkul Yatirim Ortakligi A.S............     74,764      135,830
*   Ozak Gayrimenkul Yatirim Ortakligi.................    226,272      216,178
*   Saf Gayrimenkul Yatirim Ortakligi A.S..............  1,947,575    1,162,343
*   Sinpas Gayrimenkul Yatirim Ortakligi A.S...........  1,265,252      512,705
    Torunlar Gayrimenkul Yatirim Ortakligi A.S.........  1,345,323    2,261,054
#   Vakif Gayrimenkul Yatirim Ortakligi A.S............    589,636      808,522
                                                                   ------------
TOTAL TURKEY...........................................              33,575,934
                                                                   ------------
UNITED KINGDOM -- (16.1%)
#   Assura Group, Ltd..................................    640,184      475,323
    Big Yellow Group P.L.C.............................  1,037,413    8,763,580
    British Land Co. P.L.C. (The)......................  7,703,841   91,142,514
    Derwent London P.L.C...............................    728,002   32,784,647
    Great Portland Estates P.L.C.......................  2,656,149   28,557,382
    Hammerson P.L.C....................................  5,639,685   57,027,962
    Hansteen Holdings P.L.C............................  5,169,180    9,210,519
    Intu Properties P.L.C..............................  7,026,472   38,833,538
    Land Securities Group P.L.C........................  6,262,511  109,871,166
    Londonmetric Property P.L.C........................  4,469,210   10,623,353
    McKay Securities P.L.C.............................    291,678    1,117,652
    Mucklow A & J Group P.L.C..........................    303,097    2,256,191
    Primary Health Properties P.L.C....................    606,040    3,485,439
    Redefine International P.L.C.......................  1,738,547    1,506,385
    Safestore Holdings P.L.C...........................  1,487,138    5,168,304
    Segro P.L.C........................................  5,726,163   34,490,457
    Shaftesbury P.L.C..................................  2,140,910   24,380,061
    Town Centre Securities P.L.C.......................     15,932       64,887

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
      Workspace Group P.L.C...........................   853,487 $    8,826,685
                                                                 --------------
TOTAL UNITED KINGDOM..................................              468,586,045
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,822,078,129
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     360 Capital Industrial Rights 08/20/14..........     1,473            123
                                                                 --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund.................. 7,812,447     90,390,010
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,491,047,883)^^.............................           $2,912,468,262
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Australia............... $232,763,162 $  368,374,119   --    $  601,137,281
    Belgium.................           --     46,563,547   --        46,563,547
    Canada..................  163,749,486             --   --       163,749,486
    China...................           --      4,731,493   --         4,731,493
    France..................           --    131,179,228   --       131,179,228
    Germany.................           --     11,055,896   --        11,055,896
    Greece..................           --      1,225,480   --         1,225,480
    Hong Kong...............           --    128,326,666   --       128,326,666
    Israel..................           --      6,949,699   --         6,949,699
    Italy...................           --      9,273,277   --         9,273,277
    Japan...................           --    493,983,609   --       493,983,609
    Malaysia................      133,875     21,762,050   --        21,895,925
    Mexico..................   52,097,073             --   --        52,097,073
    Netherlands.............           --    282,405,084   --       282,405,084
    New Zealand.............           --     21,358,825   --        21,358,825
    Singapore...............           --    226,456,967   --       226,456,967
    South Africa............   19,959,816     83,411,328   --       103,371,144
    Taiwan..................           --     14,155,470   --        14,155,470
    Turkey..................           --     33,575,934   --        33,575,934
    United Kingdom..........           --    468,586,045   --       468,586,045
 Rights/Warrants
    Australia...............           --            123   --               123
 Securities Lending
   Collateral...............           --     90,390,010   --        90,390,010
                             ------------ --------------   --    --------------
 TOTAL...................... $468,703,412 $2,443,764,850   --    $2,912,468,262
                             ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES        VALUE+
                                                     ----------- --------------
 AFFILIATED INVESTMENT COMPANIES -- (99.8%)
 Investment in DFA Real Estate Securities
   Portfolio of DFA Investment Dimensions
   Group Inc........................................  58,753,414 $1,779,053,385
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment
   Dimensions Group Inc............................. 203,524,221  1,160,088,062
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED
      INVESTMENT COMPANIES
      (Cost $2,377,543,380).........................              2,939,141,447
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (0.2%)
 State Street Institutional Liquid Reserves, 0.068%
   (Cost $5,508,711)................................   5,508,711      5,508,711
                                                                 --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,383,052,091)^^.......................             $2,944,650,158
                                                                 ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $2,939,141,447   --      --    $2,939,141,447
Temporary Cash Investments.......      5,508,711   --      --         5,508,711
                                  --------------   --      --    --------------
TOTAL............................ $2,944,650,158   --      --    $2,944,650,158
                                  ==============   ==      ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (93.0%)
AUSTRALIA -- (5.1%)
*   Aditya Birla Minerals, Ltd.........................  3,394,541 $   881,588
*   AED Oil, Ltd.......................................    992,337          --
*   AJ Lucas Group, Ltd................................    584,687     417,498
    Amalgamated Holdings, Ltd..........................  1,795,101  15,838,112
    Amcom Telecommunications, Ltd......................    258,040     488,590
    AP Eagers, Ltd.....................................    421,401   2,261,752
*   APN News & Media, Ltd.............................. 13,260,467   9,630,262
#*  Aquarius Platinum, Ltd.............................  2,730,399   1,136,067
    Arrium, Ltd........................................ 25,130,963  18,883,061
*   ASG Group, Ltd.....................................    311,883     138,026
#   Atlas Iron, Ltd.................................... 16,142,601   9,387,854
#   Ausdrill, Ltd......................................  2,693,465   2,693,655
    Ausenco, Ltd.......................................     66,477      36,948
*   Austal, Ltd........................................    694,650     762,783
#*  Australian Agricultural Co., Ltd................... 10,083,640  11,601,529
#   Australian Pharmaceutical Industries, Ltd..........  6,609,381   3,667,274
    Australian Vintage, Ltd............................     29,777      10,327
    Aveo Group.........................................  1,416,699   2,819,217
*   AVJennings, Ltd....................................     40,111      21,419
*   AWE, Ltd...........................................  9,864,655  16,503,163
    Beach Energy, Ltd.................................. 23,860,593  37,118,725
*   Billabong International, Ltd.......................  9,560,468   4,715,257
*   BlueScope Steel, Ltd...............................  6,689,834  38,447,396
#*  Boart Longyear, Ltd................................  3,378,110     569,515
*   Boom Logistics, Ltd................................  4,390,311     603,840
#   Bradken, Ltd.......................................  1,477,736   6,141,183
#   Breville Group, Ltd................................  1,252,145   9,599,917
#   Brickworks, Ltd....................................    462,913   6,133,054
    Calliden Group, Ltd................................  1,458,137     505,735
*   Cape Lambert Resources, Ltd........................  7,444,989     862,414
*   Carnarvon Petroleum, Ltd...........................    449,972      34,955
*   CDS Technologies, Ltd..............................     15,209          --
*   Citigold Corp., Ltd................................ 11,406,919     201,059
#*  Coal of Africa, Ltd................................    926,247      65,707
#*  Cockatoo Coal, Ltd.................................  2,898,176      72,918
*   Coffey International, Ltd..........................  1,029,250     241,706
    Collection House, Ltd..............................     25,620      46,479
    Collins Foods, Ltd.................................      7,569      17,061
*   Cooper Energy, Ltd.................................  2,468,890   1,117,123
    Coventry Group, Ltd................................    578,498   1,766,756
    Crowe Horwath Australasia, Ltd.....................  3,169,818   1,207,742
    CSG, Ltd...........................................    364,817     339,952
    CSR, Ltd...........................................  9,522,216  33,116,836
    Decmil Group, Ltd..................................    221,151     405,060
*   Deep Yellow, Ltd...................................     62,620       1,049
*   Devine, Ltd........................................  1,483,785   1,573,392
    Downer EDI, Ltd....................................  5,154,982  22,992,756
#   Echo Entertainment Group, Ltd......................  3,842,615  11,771,594
#*  Elders, Ltd........................................  9,301,839   2,016,380
#*  Emeco Holdings, Ltd................................ 11,367,540   2,280,609
#*  Energy Resources of Australia, Ltd.................  2,814,641   3,496,678

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
*   Energy World Corp., Ltd............................    295,452 $    95,462
*   Eservglobal, Ltd...................................    205,010     136,010
#   Evolution Mining, Ltd..............................  2,195,974   1,566,053
    Fairfax Media, Ltd................................. 30,848,875  24,280,898
#   Fleetwood Corp., Ltd...............................    186,497     375,857
*   Focus Minerals, Ltd................................  3,332,343      36,176
    Gazal Corp., Ltd...................................     10,749      28,363
*   Geodynamics, Ltd...................................    168,462       7,823
    Goodman Fielder, Ltd............................... 37,803,693  22,469,940
#   GrainCorp, Ltd. Class A............................  2,085,914  16,768,253
#   Grange Resources, Ltd..............................  2,889,445     438,906
#*  Gunns, Ltd......................................... 15,479,938          --
    HFA Holdings, Ltd..................................    153,930     198,678
*   Hillgrove Resources, Ltd........................... 10,395,514     738,926
    Hills, Ltd.........................................  2,700,501   4,553,684
#   Imdex, Ltd.........................................    584,076     348,370
*   Indophil Resources NL..............................  1,863,584     367,872
#*  Infigen Energy.....................................  5,225,320   1,107,725
    K&S Corp., Ltd.....................................    159,942     205,424
*   Kagara, Ltd........................................ 11,222,734          --
#*  Kingsgate Consolidated, Ltd........................  1,333,978   1,116,781
*   Lednium, Ltd.......................................    438,495          --
*   Lemarne Corp., Ltd.................................      5,585       2,310
#*  Lonestar Resources, Ltd............................  1,221,060     639,844
*   Macmahon Holdings, Ltd............................. 12,017,712   1,275,258
    Macquarie Telecom Group, Ltd.......................      4,996      26,819
*   Matrix Composites & Engineering, Ltd...............     21,737      20,827
#   MaxiTRANS Industries, Ltd..........................  4,380,537   4,322,906
#   McPherson's, Ltd...................................  1,553,082   1,781,809
*   Medusa Mining, Ltd.................................  1,710,326   2,599,934
    Melbourne IT, Ltd..................................     31,266      47,107
*   MEO Australia, Ltd.................................  1,258,809      46,314
#   Mermaid Marine Australia, Ltd......................    997,952   1,865,681
*   Metals X, Ltd......................................    820,020     188,815
*   Metgasco, Ltd......................................    546,617      24,682
#   Mincor Resources NL................................  2,370,883   1,762,014
#*  Mineral Deposits, Ltd..............................    701,865   1,234,133
*   Mirabela Nickel, Ltd...............................          2          --
#*  Molopo Energy, Ltd.................................  1,648,921     244,455
    Mount Gibson Iron, Ltd............................. 12,143,631   8,130,512
#*  Newsat, Ltd........................................    188,485      35,873
*   Nexus Energy, Ltd.................................. 22,310,822     269,535
*   Northern Iron, Ltd.................................    115,112      14,441
#   NRW Holdings, Ltd..................................  2,977,258   2,948,788
    Nufarm, Ltd........................................  2,987,945  11,941,620
    Oakton, Ltd........................................      9,304      12,146
#*  OM Holdings, Ltd...................................    323,217     143,398
*   Otto Energy, Ltd...................................  1,354,768     117,540
    OZ Minerals, Ltd...................................  3,247,458  13,805,847
    Pacific Brands, Ltd................................ 25,649,033  13,353,727
#*  Paladin Energy, Ltd................................ 12,753,197   4,361,392
*   Pan Pacific Petroleum NL...........................    453,105      21,378
    PanAust, Ltd.......................................    805,754   1,669,719

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
#*  Panoramic Resources, Ltd...........................  3,985,319 $ 3,673,068
*   PaperlinX, Ltd.....................................  7,529,656     264,449
#*  Perseus Mining, Ltd................................  1,283,908     508,523
#*  Platinum Australia, Ltd............................  1,963,690      10,949
*   PMP, Ltd...........................................  6,456,626   2,802,480
#   Premier Investments, Ltd...........................  1,553,481  13,917,329
    Primary Health Care, Ltd........................... 10,254,873  45,853,585
    Prime Media Group, Ltd.............................  1,622,521   1,541,987
    Programmed Maintenance Services, Ltd...............  1,923,696   5,026,056
#*  Qantas Airways, Ltd................................  1,618,558   1,983,254
#*  Ramelius Resources, Ltd............................  2,585,260     157,379
#   RCR Tomlinson, Ltd.................................    121,556     329,558
*   Regional Express Holdings, Ltd.....................     21,861      17,984
#*  Resolute Mining, Ltd...............................  5,868,075   3,197,670
#*  Resource Generation, Ltd...........................    607,387      73,203
#   Ridley Corp., Ltd..................................  8,052,689   6,156,644
#*  Roc Oil Co., Ltd...................................  1,762,175   1,010,175
*   Saracen Mineral Holdings, Ltd......................  1,649,569     664,055
    Sedgman, Ltd.......................................     23,374      11,493
#   Select Harvests, Ltd...............................    272,502   1,331,949
#*  Service Stream, Ltd................................  3,365,093     613,878
#   Seven Group Holdings, Ltd..........................    844,782   5,981,132
    Seven West Media, Ltd..............................  6,182,638  11,614,169
    Sigma Pharmaceuticals, Ltd......................... 13,570,604   9,807,749
#*  Silver Lake Resources, Ltd.........................  3,995,732   1,685,555
*   Sims Metal Management, Ltd.........................     57,360     628,592
    Skilled Group, Ltd.................................    199,779     467,950
#   Southern Cross Media Group, Ltd.................... 10,034,456  11,138,314
#*  St Barbara, Ltd....................................    947,439      95,075
#*  Straits Resources, Ltd.............................    418,006       2,294
    STW Communications Group, Ltd......................  3,491,470   4,765,445
#   Sunland Group, Ltd.................................  5,108,129   7,815,713
    Swick Mining Services, Ltd.........................    440,732     107,832
*   Tap Oil, Ltd.......................................  5,076,579   2,819,417
    Tassal Group, Ltd..................................  1,554,815   5,755,284
#*  Ten Network Holdings, Ltd.......................... 18,058,379   4,723,749
    TFS Corp., Ltd.....................................    453,260     727,146
*   Toro Energy, Ltd...................................  2,101,506     118,803
#*  Transfield Services, Ltd...........................  7,167,831   8,900,747
*   Transpacific Industries Group, Ltd................. 17,479,919  17,387,247
#   Treasury Wine Estates, Ltd.........................    832,351   3,814,263
#*  Troy Resources, Ltd................................    761,491     560,331
#   UGL, Ltd...........................................  1,194,073   7,664,434
*   Unity Mining, Ltd..................................  3,291,119      30,627
#   UXC, Ltd...........................................  4,632,797   3,342,089
#   Village Roadshow, Ltd..............................  3,066,003  22,077,650
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 39,419,376          --
#*  Virgin Australia Holdings, Ltd. (B43DQC7).......... 53,307,962  19,981,389
    Watpac, Ltd........................................  1,729,476   1,385,948
    WDS, Ltd...........................................    400,800     327,414
*   WestSide Corp., Ltd................................      3,381       1,247

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRALIA -- (Continued)
#*  Whitehaven Coal, Ltd............................... 4,397,668 $  6,859,393
                                                                  ------------
TOTAL AUSTRALIA........................................            682,124,664
                                                                  ------------
AUSTRIA -- (0.7%)
#*  A-TEC Industries AG................................   202,339           --
    Agrana Beteiligungs AG.............................    90,580   10,343,660
    AMAG Austria Metall AG.............................       739       26,365
    Austria Technologie & Systemtechnik AG.............   224,880    2,596,654
    Flughafen Wien AG..................................   201,386   18,892,562
    Frauenthal Holding AG..............................     4,402       62,274
    Lenzing AG.........................................     4,220      246,554
    Linz Textil Holding AG.............................       212      129,521
    Mayr Melnhof Karton AG.............................    50,971    6,076,333
    Oberbank AG........................................    38,337    2,568,932
    POLYTEC Holding AG.................................    35,871      354,930
#   Strabag SE.........................................   313,193    8,394,977
    UNIQA Insurance Group AG...........................   193,408    2,422,694
    Wienerberger AG.................................... 2,849,957   42,776,114
*   Wolford AG.........................................     2,273       69,900
#   Zumtobel AG........................................    26,519      545,106
                                                                  ------------
TOTAL AUSTRIA..........................................             95,506,576
                                                                  ------------
BELGIUM -- (0.8%)......................................
    Ackermans & van Haaren NV..........................    33,385    4,044,547
*   AGFA-Gevaert NV.................................... 4,222,792   12,615,885
    Banque Nationale de Belgique.......................     4,413   20,456,600
    Barco NV...........................................    18,170    1,338,540
#   Cie d'Entreprises CFE..............................     8,318      815,785
*   Cie Immobiliere de Belgique SA.....................    45,558    2,580,279
    Cie Maritime Belge SA..............................   124,090    2,904,626
    D'ieteren SA.......................................   226,806    9,568,852
    Deceuninck NV...................................... 1,268,792    3,187,459
*   Euronav NV.........................................   379,478    4,590,081
*   Floridienne SA.....................................       706       73,266
    Gimv NV............................................    11,403      558,538
    Jensen-Group NV....................................    38,185      721,594
#   NV Bekaert SA......................................   339,646   12,695,076
#   Nyrstar NV......................................... 2,045,802    8,446,432
*   Papeteries Catala SA...............................       188          557
*   RealDolmen NV/SA...................................    20,489      587,800
    Recticel SA........................................   493,059    4,714,493
*   RHJ International SA...............................   171,923      834,858
*   Roularta Media Group NV............................    26,889      467,199
*   Sapec..............................................     4,140      229,081
#   Sioen Industries NV................................   108,546    1,793,373
    Sipef SA...........................................     2,141      173,049
*   Tessenderlo Chemie NV..............................   445,943   12,903,091
*   Viohalco SA........................................   147,410      845,115
                                                                  ------------
TOTAL BELGIUM..........................................            107,146,176
                                                                  ------------
CANADA -- (8.8%)
*   5N Plus, Inc.......................................   364,982    1,265,311

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
#   Acadian Timber Corp..................................     2,826 $    34,238
*   Advantage Oil & Gas, Ltd............................. 4,610,588  24,652,385
    Aecon Group, Inc.....................................   907,835  13,663,110
    AGF Management, Ltd. Class B......................... 1,073,061  11,632,578
*   AgJunction, Inc......................................   913,927     637,029
#   Agnico Eagle Mines, Ltd..............................    34,634   1,287,705
    Aimia, Inc...........................................   977,457  17,185,170
#*  Ainsworth Lumber Co., Ltd............................   639,841   1,572,682
#*  Air Canada Class A...................................   372,135   3,266,228
    Akita Drilling, Ltd. Class A.........................    10,400     155,187
    Alacer Gold Corp..................................... 1,851,938   4,229,216
    Alamos Gold, Inc.....................................   182,541   1,623,926
#*  Alexco Resource Corp.................................    49,320      50,661
    Algoma Central Corp..................................   245,010   3,640,264
    Alliance Grain Traders, Inc..........................   153,192   2,937,813
*   Altius Minerals Corp.................................    85,248   1,148,524
#*  Alvopetro Energy, Ltd................................   710,908     632,440
*   Amerigo Resources, Ltd............................... 2,524,794   1,030,434
*   Anderson Energy, Ltd................................. 2,721,025     723,710
    Andrew Peller, Ltd. Class A..........................    12,423     162,359
*   Antrim Energy, Inc................................... 1,068,550      93,101
#*  Argonaut Gold, Inc...................................   480,722   1,754,733
*   Athabasca Oil Corp...................................   207,381   1,184,926
*   ATS Automation Tooling Systems, Inc.................. 1,757,184  23,899,701
#   AuRico Gold, Inc..................................... 1,604,536   6,592,673
    Axia NetMedia Corp...................................    37,065      89,403
#*  B2Gold Corp.......................................... 6,071,697  15,703,385
#*  Ballard Power Systems, Inc........................... 1,923,695   7,639,381
#*  Banro Corp...........................................   595,453     147,450
*   Bellatrix Exploration, Ltd........................... 1,920,585  14,214,813
#*  BlackPearl Resources, Inc............................   992,963   1,957,968
*   BNK Petroleum, Inc...................................    63,827      76,099
#   Boralex, Inc. Class A................................   653,728   8,225,935
*   Calvalley Petroleum, Inc. Class A....................   175,110     237,688
#   Canaccord Genuity Group, Inc......................... 1,626,325  18,913,010
*   Canacol Energy, Ltd..................................   127,879     826,842
    Canam Group, Inc. Class A............................   918,446  11,228,399
*   Canfor Corp.......................................... 1,759,847  37,267,728
#   CanWel Building Materials Group, Ltd.................    21,550     117,993
#   Capstone Infrastructure Corp......................... 1,572,654   6,403,984
*   Capstone Mining Corp................................. 5,814,783  15,572,217
    Cascades, Inc........................................ 2,141,123  13,078,258
#   Cathedral Energy Services, Ltd.......................    34,742     137,012
    CCL Industries, Inc. Class B.........................   210,748  20,863,153
*   Celestica, Inc....................................... 4,266,945  45,786,451
    Centerra Gold, Inc...................................   707,024   3,676,641
*   Cequence Energy, Ltd................................. 3,573,066   6,947,219
#*  China Gold International Resources Corp., Ltd........ 1,649,549   4,841,158
*   Chinook Energy, Inc..................................   426,417     860,382
#   Clarke, Inc..........................................   211,616   2,134,889
*   Claude Resources, Inc................................   713,457     170,128
#   Colabor Group, Inc...................................   258,613     934,503
    COM DEV International, Ltd...........................   406,754   1,540,692

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
#*  Connacher Oil and Gas, Ltd.......................... 11,010,228 $ 2,221,534
#*  Copper Mountain Mining Corp.........................  1,126,678   2,841,624
#*  Corridor Resources, Inc.............................    153,531     280,210
#   Corus Entertainment, Inc. Class B...................     23,300     515,000
    Cott Corp...........................................  1,450,919   9,900,341
*   Crew Energy, Inc....................................  2,200,437  19,837,938
*   Crocotta Energy, Inc................................     79,900     333,420
*   Delphi Energy Corp..................................  3,575,002  13,016,699
#*  Denison Mines Corp..................................  5,002,185   6,652,147
*   Dominion Diamond Corp...............................    758,098  10,630,823
    Dorel Industries, Inc. Class B......................    842,000  29,638,153
#*  DragonWave, Inc.....................................     65,610      98,083
*   Dundee Precious Metals, Inc.........................    855,463   4,056,261
*   Dynasty Metals & Mining, Inc........................      4,528       6,478
    E-L Financial Corp., Ltd............................      1,426     918,115
#*  Eastern Platinum, Ltd...............................    382,017     350,362
*   Endeavour Mining Corp...............................  1,210,991     955,154
#*  Endeavour Silver Corp...............................    220,859   1,304,473
*   Energy Fuels, Inc...................................    145,196   1,131,902
    Ensign Energy Services, Inc.........................    208,983   3,363,738
#*  Epsilon Energy, Ltd.................................     52,300     224,482
#   Equal Energy, Ltd...................................    365,960   2,005,461
    Equitable Group, Inc................................     42,766   2,606,712
*   Equity Financial Holdings, Inc......................      2,100      16,737
#*  Essential Energy Services Trust.....................  2,155,499   4,527,072
#   Exchange Income Corp................................     22,105     348,904
#*  EXFO, Inc...........................................      8,639      39,536
#*  Fortress Paper, Ltd. Class A........................     12,405      31,856
#*  Gasfrac Energy Services, Inc........................    101,208     149,907
    Genesis Land Development Corp.......................     25,511     102,947
#   Genworth MI Canada, Inc.............................    218,403   7,920,076
    Glacier Media, Inc..................................     26,100      33,512
#*  GLG Life Tech Corp..................................     24,267       5,898
*   GLV, Inc. Class A...................................    161,845     489,832
#*  Golden Star Resources, Ltd..........................  1,786,705     966,805
*   Gran Tierra Energy, Inc.............................  1,103,250   7,315,539
    Guardian Capital Group, Ltd. Class A................     15,961     244,462
*   Heroux-Devtek, Inc..................................    405,277   3,980,847
#   HNZ Group, Inc......................................      7,255     147,050
#   HudBay Minerals, Inc................................  4,366,521  46,894,998
    Hudson's Bay Co.....................................     65,121     983,071
    IAMGOLD Corp........................................    961,808   3,554,901
    Indigo Books & Music, Inc...........................      6,242      59,824
*   Interfor Corp.......................................    930,772  12,787,604
    Intertape Polymer Group, Inc........................    718,242   9,222,165
#*  Ithaca Energy, Inc..................................  3,632,675   8,195,882
#*  Ivanhoe Energy, Inc.................................    244,061      58,198
*   Katanga Mining, Ltd.................................    363,169     156,546
*   Kingsway Financial Services, Inc....................    303,286   1,941,520
#*  Kirkland Lake Gold, Inc.............................    652,627   2,268,498
#*  Lake Shore Gold Corp................................  5,483,214   6,034,628
#   Laurentian Bank of Canada...........................    740,008  34,986,392
*   Le Chateau, Inc. Class A............................      8,700      11,969

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
*   Legacy Oil + Gas, Inc................................ 3,687,118 $27,898,128
#   Lightstream Resources, Ltd........................... 3,568,360  23,563,254
    Linamar Corp.........................................   667,704  36,350,630
#   Liquor Stores N.A., Ltd..............................   132,428   1,379,724
#   Long Run Exploration, Ltd............................ 2,023,325  10,206,163
    Magellan Aerospace Corp..............................    11,314     125,555
    Major Drilling Group International, Inc..............   407,979   3,363,811
#*  Marquee Energy, Ltd..................................   174,950     186,126
    Martinrea International, Inc.........................   506,717   5,962,470
#*  Maxim Power Corp.....................................     3,832      11,211
*   Mega Uranium, Ltd.................................... 1,474,501     317,795
    Melcor Developments, Ltd.............................    18,216     415,659
*   Mercator Minerals, Ltd............................... 2,135,959     107,743
#*  Migao Corp...........................................   882,655   1,149,512
*   Mitel Networks Corp..................................   263,614   2,918,160
    Nevsun Resources, Ltd................................ 1,005,603   3,818,220
#   New Flyer Industries, Inc............................    79,852     948,396
*   New Gold, Inc........................................   736,766   4,534,049
*   New Millennium Iron Corp.............................     7,500       1,926
    Newalta Corp.........................................   929,691  17,914,255
#*  Niko Resources, Ltd..................................   214,057     388,713
*   Nordion, Inc.........................................   714,904   9,264,542
    North American Energy Partners, Inc..................     6,400      46,546
#*  North American Palladium, Ltd........................   247,616      66,994
*   NuVista Energy, Ltd.................................. 2,335,772  21,443,644
*   OceanaGold Corp...................................... 4,919,527  14,031,943
*   Orvana Minerals Corp.................................    58,211      26,160
*   Osisko Gold Royalties, Ltd...........................    47,679     679,966
    Pan American Silver Corp............................. 1,379,816  20,272,988
*   Paramount Resources, Ltd. Class A....................       395      20,203
*   Parex Resources, Inc.................................    99,495   1,296,670
*   Perpetual Energy, Inc................................    53,800     101,644
*   Phoscan Chemical Corp................................ 3,014,654     829,455
    Pizza Pizza Royalty Corp.............................     6,089      76,674
#*  Polaris Minerals Corp................................    19,500      45,605
#*  Poseidon Concepts Corp...............................   581,697         581
    Precision Drilling Corp..............................    14,400     179,480
    Primary Energy Recycling Corp........................       600       3,027
#*  Primero Mining Corp.................................. 2,264,940  17,345,118
    Pulse Seismic, Inc...................................   709,863   1,966,145
#*  QLT, Inc............................................. 1,077,170   6,441,187
#*  Questerre Energy Corp. Class A.......................   738,449     812,710
#*  RB Energy, Inc.......................................   238,050      66,589
#   Reitmans Canada, Ltd. Class A........................   189,455   1,046,012
*   Richmont Mines, Inc..................................    13,234      18,449
*   RMP Energy, Inc...................................... 2,090,608  15,051,381
*   Rock Energy, Inc.....................................   166,861     993,193
#   Rocky Mountain Dealerships, Inc......................    15,257     152,521
#   Rogers Sugar, Inc....................................    49,247     204,603
#   RONA, Inc............................................ 3,166,544  35,111,218
#*  San Gold Corp........................................   606,925      72,362
#   Savanna Energy Services Corp......................... 2,271,463  16,603,439
*   Scorpio Mining Corp..................................    65,907      19,040

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
    Sears Canada, Inc....................................     8,415 $   113,605
#   SEMAFO, Inc..........................................    41,400     178,836
    Sherritt International Corp.......................... 7,597,681  31,217,142
*   Shore Gold, Inc...................................... 2,606,889     729,216
#*  Sierra Wireless, Inc.................................   846,527  16,086,614
#*  Silver Standard Resources, Inc....................... 1,280,634  11,756,910
#*  Sonde Resources Corp.................................   463,104     138,037
#*  Southern Pacific Resource Corp.......................   156,000      25,038
#   Sprott Resource Corp................................. 2,192,013   6,453,306
#   Sprott, Inc.......................................... 1,578,971   4,271,990
#   Spyglass Resources Corp.............................. 2,404,034   3,637,966
*   St Andrew Goldfields, Ltd............................   764,897     210,455
*   Stornoway Diamond Corp...............................   208,713     126,336
    Strad Energy Services, Ltd...........................    14,864      61,345
    Stuart Olson, Inc....................................   138,409   1,265,591
#   Superior Plus Corp...................................   401,852   5,130,261
#   Surge Energy, Inc....................................   272,799   2,126,649
#*  TAG Oil, Ltd.........................................   219,320     502,866
*   Taseko Mines, Ltd....................................   495,490   1,140,624
#*  Tembec, Inc..........................................   586,767   1,705,921
*   Teranga Gold Corp.(B5TDK82).......................... 1,608,197   1,076,704
#*  Teranga Gold Corp.(B4L8QT1)..........................   832,294     610,772
#*  Tethys Petroleum, Ltd................................   313,719     106,458
*   Thompson Creek Metals Co., Inc....................... 4,407,549  12,207,821
*   Timmins Gold Corp....................................   636,743   1,173,801
*   TLC Vision Corp......................................   829,259          --
    TMX Group, Ltd.......................................       300      15,763
#   TORC Oil & Gas, Ltd..................................   544,500   6,636,773
#   Torstar Corp. Class B................................   593,731   4,116,666
*   Touchstone Exploration, Inc.......................... 1,243,424   1,049,158
*   Tourmaline Oil Corp..................................    68,677   3,233,081
#   Transcontinental, Inc. Class A....................... 1,629,923  20,793,533
    TransGlobe Energy Corp...............................   180,772   1,127,390
    Trinidad Drilling, Ltd............................... 2,991,070  28,913,539
*   Tuscany International Drilling, Inc..................   155,582          --
#   Twin Butte Energy, Ltd...............................   937,684   1,427,574
#*  Uex Corp.............................................   569,815     232,556
    Uni-Select, Inc......................................    46,516   1,191,963
*   US Silver & Gold, Inc................................     5,500       2,875
    Valener, Inc.........................................   222,320   3,223,625
*   Wesdome Gold Mines, Ltd..............................    23,000      18,774
    West Fraser Timber Co., Ltd.......................... 1,144,822  52,151,427
    Western Energy Services Corp.........................   504,297   4,847,097
    Westjet Airlines, Ltd................................    77,543   2,001,247
    Whistler Blackcomb Holdings, Inc.....................    39,397     627,259
#   Whitecap Resources, Inc..............................    19,097     277,956
*   Xtreme Drilling and Coil Services Corp...............   278,658   1,216,501
    Yamana Gold, Inc.....................................   126,210   1,076,492
*   Yellow Media, Ltd....................................    31,097     505,663

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CANADA -- (Continued)
#   Zargon Oil & Gas, Ltd............................     77,863 $      595,568
                                                                 --------------
TOTAL CANADA.........................................             1,174,203,504
                                                                 --------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc...........................    707,267        335,682
*   Superb Summit International Group, Ltd........... 35,905,000      4,452,520
                                                                 --------------
TOTAL CHINA..........................................                 4,788,202
                                                                 --------------
DENMARK -- (1.9%)
*   Alm Brand A.S....................................  2,279,674     11,686,103
*   Auriga Industries A.S. Class B...................      3,891        209,057
#*  Bang & Olufsen A.S...............................     33,508        410,706
    BankNordik P/F...................................        616         12,910
    Brodrene Hartmann A.S............................     49,034      1,587,346
#   D/S Norden A.S...................................    655,006     20,059,040
    Dfds A.S.........................................     97,717      7,832,961
    Djurslands Bank A.S..............................      6,785        243,328
#   East Asiatic Co., Ltd. A.S.......................    127,907      1,324,044
*   GPV Industri A.S. Series B.......................      6,000             --
*   Greentech Energy Systems A.S.....................     18,060         40,859
*   H+H International A.S. Class B...................     58,677        461,965
    Harboes Bryggeri A.S. Class B....................     20,575        349,760
*   Jyske Bank A.S...................................    257,200     14,595,838
    Lan & Spar Bank..................................      5,706        373,714
    NKT Holding A.S..................................     54,000      3,394,726
    Nordjyske Bank A.S...............................     14,034        323,542
    Norresundby Bank A.S.............................      5,455        259,261
*   Parken Sport & Entertainment A.S.................      1,495         20,871
    PER Aarsleff A.S. Class B........................     40,267      7,718,909
    Schouw & Co......................................    309,653     14,318,476
    Solar A.S. Class B...............................      2,062        147,473
    Spar Nord Bank A.S...............................    566,166      6,153,620
#*  Sydbank A.S......................................    501,498     13,727,552
#*  TK Development A.S...............................  1,047,298      1,765,078
#*  TopoTarget A.S...................................    238,856        171,181
*   Topsil Semiconductor Matls.......................    491,072         51,234
#*  Torm A.S.........................................    867,179        124,646
*   Vestas Wind Systems A.S..........................  3,284,239    148,077,185
#*  Vestjysk Bank A.S................................    130,615        367,835
                                                                 --------------
TOTAL DENMARK........................................               255,809,220
                                                                 --------------
FINLAND -- (2.3%)
    Afarak Group Oyj.................................        996            449
#   Ahlstrom Oyj.....................................     50,307        535,782
#   Aktia Bank Oyj...................................     64,773        810,818
    Amer Sports Oyj..................................    112,446      2,214,521
    Apetit Oyj.......................................     64,219      1,549,439
    Aspo Oyj.........................................      3,039         24,212
    Atria P.L.C......................................    129,160      1,251,206
    Bank of Aland P.L.C. Class A.....................      5,030         82,352
#   Cargotec Oyj.....................................    224,382      8,177,449
    Cramo Oyj........................................    204,757      4,156,317

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
    Digia P.L.C........................................    27,963 $    138,935
*   Efore Oyj..........................................    36,048       32,252
*   Finnair Oyj........................................ 1,281,521    4,901,762
*   Finnlines Oyj......................................   614,000   10,710,297
    Fiskars Oyj Abp....................................    90,926    2,211,923
    Glaston Oyj Abp....................................    32,935       16,165
    HKScan Oyj Class A.................................   414,517    2,076,294
    Huhtamaki Oyj...................................... 1,799,397   47,906,127
#   Kemira Oyj......................................... 1,958,402   26,648,861
    Kesko Oyj Class A..................................     5,988      218,985
    Kesko Oyj Class B..................................   719,255   27,355,662
*   Lemminkainen Oyj...................................    88,042    1,682,763
    Metsa Board Oyj.................................... 4,530,939   21,533,430
    Munksjo Oyj........................................    27,842      295,891
#   Neste Oil Oyj...................................... 1,818,033   33,551,227
    Okmetic Oyj........................................   297,467    1,831,140
*   Oriola-KD Oyj Class A..............................     2,365        7,309
*   Oriola-KD Oyj Class B..............................   666,113    1,988,992
#*  Outokumpu Oyj...................................... 5,098,274   41,332,360
    Raisio P.L.C. Class V.............................. 1,404,262    7,742,119
    Rautaruukki Oy..................................... 2,004,369   30,657,550
    Saga Furs Oyj......................................    18,354      628,731
#   Sanoma Oyj......................................... 1,309,120   10,268,186
    SRV Group P.L.C....................................     4,046       22,068
#   Stockmann Oyj Abp..................................    77,990    1,116,560
*   Talvivaara Mining Co. P.L.C........................    21,385        1,833
    Tikkurila Oyj......................................   227,083    5,738,705
    Viking Line Abp....................................    16,240      353,410
#   YIT Oyj............................................   259,735    2,661,303
                                                                  ------------
TOTAL FINLAND..........................................            302,433,385
                                                                  ------------
FRANCE -- (3.8%)
    Actia Group........................................    52,244      286,206
#*  Air France-KLM..................................... 3,419,028   36,948,003
    ALBIOMA............................................     7,456      188,526
*   Alcatel-Lucent..................................... 2,889,227   10,114,070
    Altamir............................................    68,975    1,070,317
    April..............................................     7,583      169,658
    Aubay..............................................    68,462      933,818
*   Audika Groupe......................................       390        6,893
    Bigben Interactive.................................     2,948       25,636
    Bonduelle S.C.A....................................   186,074    5,191,576
    Bongrain SA........................................   139,659   11,508,877
    Burelle SA.........................................    11,385    9,750,962
*   Cegedim SA.........................................    31,728    1,111,915
    Cegid Group........................................    53,327    2,152,087
#*  CGG SA.............................................   865,937    8,960,574
*   Chargeurs SA.......................................    94,328      663,077
#*  Cie des Alpes......................................    69,508    1,479,308
*   Club Mediterranee SA...............................   401,470   11,684,094
    Derichebourg SA....................................   884,969    2,605,415
#   Devoteam SA........................................     8,490      203,591
#*  Eramet.............................................     9,184    1,146,144

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
#   Esso SA Francaise....................................    35,995 $ 1,638,209
    Exel Industries Class A..............................       187      14,044
    Faiveley Transport SA................................     5,554     397,950
    Fleury Michon SA.....................................    24,291   1,785,908
    Gaumont SA...........................................    22,166   1,129,033
    Gevelot SA...........................................     4,329     715,116
#   GL Events............................................    58,447   1,370,182
#   Groupe Crit..........................................     5,037     304,854
    Groupe Flo...........................................    50,246     195,017
*   Groupe Fnac..........................................    74,601   3,298,449
*   Groupe Open..........................................       863      11,421
#*  Groupe Steria SCA....................................   576,567  16,020,082
    Guerbet..............................................    49,533   2,188,457
    Havas SA............................................. 5,003,559  39,157,195
#*  Hi-Media SA..........................................   457,141   1,627,254
*   Immobiliere Hoteliere SA.............................    27,700          --
#   IPSOS................................................    50,976   1,380,755
    Jacquet Metal Service................................   226,936   4,696,292
#   Korian-Medica........................................    75,403   2,738,272
    Lagardere SCA........................................   818,925  24,379,081
    Lanson-BCC...........................................       333      15,715
*   Le Noble Age.........................................     3,321      79,992
    LISI.................................................    50,893   7,934,744
    Manitou BF SA........................................     5,917      98,878
    Manutan International................................    24,485   1,326,975
    Mersen...............................................   179,229   5,071,529
    MGI Coutier..........................................    10,254   1,465,701
    Montupet.............................................   153,485   9,542,135
    Mr Bricolage.........................................   114,065   2,227,499
*   Nexans SA............................................   580,149  26,423,062
    Nexity SA............................................   508,938  19,291,085
*   NRJ Group............................................     9,354      89,899
#*  Orco Property Group SA...............................   109,892      64,540
#   Paris Orleans SA.....................................       734      17,170
*   Parrot SA............................................    10,252     236,610
#*  Peugeot SA........................................... 3,646,402  54,386,026
#*  Pierre & Vacances SA.................................   101,743   3,804,228
    Plastic Omnium SA....................................   936,208  24,798,518
    PSB Industries SA....................................    14,426     818,967
    Rallye SA............................................   498,438  25,009,133
#*  Recylex SA...........................................    78,137     249,812
    Robertet SA..........................................       409      92,504
    Saft Groupe SA.......................................    34,746   1,280,125
    Samse SA.............................................       243      32,462
    Seche Environnement SA...............................    25,234     785,786
    Securidev SA.........................................    16,908     894,928
#*  Sequana SA...........................................   477,130   1,719,578
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco...........................................    70,051   4,067,884
#   Societe Internationale de Plantations d'Heveas SA....     2,155      96,230
    Societe Television Francaise 1.......................   406,010   5,988,165
#*  SOITEC............................................... 4,592,693  14,013,182
#*  Spir Communication SA................................    26,393     593,629
#*  Ste Industrielle d'Aviation Latecoere SA.............   155,149   2,259,067

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Sword Group.........................................    50,923 $  1,238,897
*   Technicolor SA......................................   773,473    5,595,179
    Teleperformance.....................................   588,082   40,859,152
    TFF Group...........................................     5,276      441,937
#*  Theolia SA.......................................... 1,162,773    1,766,379
    Total Gabon.........................................       686      374,926
    Touax SA............................................     6,140      144,278
*   Trigano SA..........................................   168,995    4,266,981
*   UBISOFT Entertainment............................... 1,026,651   17,178,532
*   Valneva SE..........................................    18,863      127,910
    Vicat...............................................    36,087    2,872,104
#   Vilmorin & Cie SA...................................    12,585    1,481,577
    Vranken-Pommery Monopole SA.........................    89,380    3,081,009
                                                                   ------------
TOTAL FRANCE............................................            503,452,937
                                                                   ------------
GERMANY -- (4.6%)
#*  AAP Implantate AG...................................    23,787       91,225
    Aareal Bank AG...................................... 1,133,243   48,060,304
*   ADVA Optical Networking SE..........................   243,983      904,766
#*  Air Berlin P.L.C....................................   145,784      253,037
    Allgeier SE.........................................    26,675      528,850
*   Analytik Jena AG....................................   114,784    2,142,063
*   AS Creation Tapeten.................................    22,155      947,257
    Aurubis AG.......................................... 1,043,871   50,689,115
#   Balda AG............................................   642,720    2,506,287
#*  Bauer AG............................................   201,880    4,377,800
    BayWa AG............................................    65,635    3,259,469
    Bechtle AG..........................................    61,508    4,772,825
    Bilfinger SE........................................   533,320   43,395,151
    Biotest AG..........................................    48,894    5,249,008
    Borussia Dortmund GmbH & Co. KGaA...................   334,446    2,192,824
    CAT Oil AG..........................................     9,610      183,681
    Celesio AG..........................................   793,746   27,152,839
    CENTROTEC Sustainable AG............................    34,387      735,103
    Comdirect Bank AG...................................   218,286    2,258,390
#   CropEnergies AG.....................................    73,214      430,022
#   DAB Bank AG.........................................    14,585       80,476
    Data Modul AG.......................................    21,919      552,910
    DEAG Deutsche Entertainment AG......................   180,940    1,372,769
*   Deufol SE...........................................   196,029      222,949
    Deutsche Beteiligungs AG............................     6,406      187,909
#   Deutz AG............................................ 1,372,968    9,683,806
    DMG MORI SEIKI AG................................... 1,100,194   33,606,342
    Dr Hoenle AG........................................     6,781      140,831
    Draegerwerk AG & Co. KGaA...........................     5,376      425,179
    Duerr AG............................................   136,037   10,362,693
    Eckert & Ziegler AG.................................    44,085    1,398,708
    Elmos Semiconductor AG..............................   168,097    3,037,580
#*  Euromicron AG.......................................    43,692      790,094
#*  First Sensor AG.....................................     7,797      114,102
    Freenet AG..........................................   528,207   13,937,541
    Gesco AG............................................     4,422      432,177
    GFK SE..............................................       209        9,474

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    GFT Technologies AG..................................   331,463 $ 4,119,901
    Grammer AG...........................................   273,850  13,393,986
*   H&R AG...............................................     3,852      36,792
*   Hansa Group AG.......................................       482         187
#*  Heidelberger Druckmaschinen AG....................... 5,333,749  17,435,621
    Homag Group AG.......................................    10,371     369,484
    Hornbach Baumarkt AG.................................     8,251     352,913
    Indus Holding AG.....................................   106,018   5,571,619
    Isra Vision AG.......................................    58,096   3,626,269
    Jenoptik AG..........................................   960,335  12,737,901
*   Joyou AG.............................................    34,096     506,537
*   Kampa AG.............................................    31,214         543
*   Kloeckner & Co. SE................................... 2,633,338  34,251,705
*   Koenig & Bauer AG....................................    40,393     555,199
#*  Kontron AG........................................... 1,044,101   6,582,115
    Krones AG............................................    10,590   1,026,182
    KSB AG...............................................     6,000   4,046,164
#   KWS Saat AG..........................................    16,527   5,814,869
    Leifheit AG..........................................    53,391   2,715,254
    Leoni AG.............................................    62,822   4,293,241
#*  Manz AG..............................................    45,610   4,219,800
*   Mediclin AG..........................................   845,838   4,283,015
*   Medigene AG..........................................     7,260      46,597
    MLP AG...............................................    73,398     490,184
*   Mosaic Software AG...................................    12,800          --
    Nexus AG.............................................   191,033   3,058,491
*   Nordex SE............................................ 1,167,235  21,221,541
*   Osram Licht AG.......................................    20,740     837,758
*   Patrizia Immobilien AG...............................   237,610   2,649,401
#   PNE Wind AG..........................................   362,457   1,398,608
    Progress-Werk Oberkirch AG...........................     2,128     129,120
    Puma SE..............................................       686     175,017
    PVA TePla AG.........................................     3,047      10,124
*   QIAGEN NV............................................   177,042   4,323,402
    Rheinmetall AG.......................................   647,831  39,266,224
    RIB Software AG......................................     5,678      82,961
*   Rohwedder AG.........................................    44,910          --
    SAF-Holland SA.......................................   565,795   7,800,226
    Salzgitter AG........................................   525,501  19,565,127
#*  Singulus Technologies AG............................. 1,258,255   3,601,623
#   Sixt SE..............................................   295,833  10,372,355
#*  SKW Stahl-Metallurgie Holding AG.....................    59,357     720,107
#*  SMA Solar Technology AG..............................    87,296   2,351,700
#*  Solarworld AG........................................     8,138     158,339
    Stroeer Media AG.....................................     3,943      83,076
#   Suedzucker AG........................................   127,668   2,236,427
    Surteco SE...........................................    11,616     443,478
#*  Suss Microtec AG.....................................   325,730   3,620,381
#   Syzygy AG............................................   160,274   1,304,812
#   TAG Immobilien AG....................................   733,863   8,944,631
    Technotrans AG.......................................    49,074     515,541
#*  Tom Tailor Holding AG................................    36,125     700,361
    Tomorrow Focus AG....................................    11,049      45,209

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
GERMANY -- (Continued)
#   TUI AG............................................   3,423,151 $ 48,315,041
    UMS United Medical Systems International AG.......      60,594      769,652
*   VERBIO Vereinigte BioEnergie AG...................      71,199      167,814
    Vossloh AG........................................      33,301    2,421,292
#   VTG AG............................................     103,028    2,117,685
#   Wacker Chemie AG..................................      33,217    3,844,971
    Wacker Neuson SE..................................     428,773    9,401,891
                                                                   ------------
TOTAL GERMANY.........................................              605,616,020
                                                                   ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products................     173,961           --
*   Atlantic Supermarkets SA..........................     129,593           --
*   Bank of Cyprus PCL................................   3,206,782           --
*   Ergas SA..........................................     104,948           --
*   Etma Rayon SA.....................................      39,176           --
*   Michaniki SA......................................     986,718       24,774
*   National Bank of Greece SA........................           1            3
*   T Bank SA.........................................   1,210,617           --
*   Themeliodomi SA...................................     140,360           --
*   Tropea Holding SA.................................       4,581        2,300
                                                                   ------------
TOTAL GREECE..........................................                   27,077
                                                                   ------------
HONG KONG -- (2.3%)
    Alco Holdings, Ltd................................      88,000       16,475
    Allan International Holdings......................      10,000        2,887
    Allied Group, Ltd.................................   2,157,000    9,556,654
    Allied Properties HK, Ltd.........................  40,152,372    8,193,585
*   Apac Resources, Ltd...............................   1,356,070       31,537
    APT Satellite Holdings, Ltd.......................     563,750      831,043
    Asia Financial Holdings, Ltd......................   4,238,106    1,834,316
    Asia Standard Hotel Group, Ltd....................   2,275,800      346,466
    Asia Standard International Group, Ltd............   4,381,756    1,198,240
    Associated International Hotels, Ltd..............   1,683,000    5,065,589
*   Bel Global Resources Holdings, Ltd................  16,756,000           --
    Century City International Holdings, Ltd..........  31,035,300    2,476,172
    Champion Technology Holdings, Ltd................. 121,067,373    3,020,401
    Chen Hsong Holdings...............................   2,048,000      607,323
    Cheuk Nang Holdings, Ltd..........................   4,210,869    3,745,660
*   Cheung Wo International Holdings, Ltd.............     168,000       12,989
    Chevalier International Holdings, Ltd.............   2,603,418    4,331,615
*   China Billion Resources, Ltd......................  64,707,136           --
#*  China Daye Non-Ferrous Metals Mining, Ltd.........   3,944,000       86,236
*   China Energy Development Holdings, Ltd............  22,530,000      702,766
    China Motor Bus Co., Ltd..........................      35,200      279,130
*   China Renji Medical Group, Ltd....................   7,889,400      508,990
*   China Star Entertainment, Ltd.....................  19,000,000      290,161
    Chinney Investments, Ltd..........................   1,924,000      312,759
#   Chong Hing Bank, Ltd..............................     315,599      594,283
    Chu Kong Shipping Enterprise Group Co., Ltd.......   2,430,000      591,517
    Chuang's China Investments, Ltd...................  20,949,610    1,512,028
    Chuang's Consortium International, Ltd............  24,971,155    3,278,402
    Chun Wo Development Holdings, Ltd.................   6,817,143      692,235

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    CSI Properties, Ltd................................ 106,625,476 $ 4,522,968
*   CST Mining Group, Ltd..............................  83,944,000     572,224
    Dah Sing Banking Group, Ltd........................     493,088     881,641
#   Dah Sing Financial Holdings, Ltd...................   1,384,956   7,868,002
*   Dan Form Holdings Co., Ltd.........................  19,223,896   1,922,598
    Dickson Concepts International, Ltd................     336,500     190,838
    Dorsett Hospitality International, Ltd.............   1,503,000     274,243
    EcoGreen Fine Chemicals Group, Ltd.................     952,000     302,906
    Emperor International Holdings, Ltd................  33,754,333   8,645,775
    Emperor Watch & Jewellery, Ltd.....................   3,670,000     234,476
*   EPI Holdings, Ltd..................................  59,926,388   1,502,782
*   eSun Holdings, Ltd.................................  18,512,400   2,116,711
*   Ezcom Holdings, Ltd................................      67,280          --
#   Far East Consortium International, Ltd.............  14,980,904   5,704,150
    Fountain SET Holdings, Ltd.........................  17,876,000   2,318,112
*   Frontier Services Group, Ltd.......................   3,470,609     287,660
*   G-Resources Group, Ltd.............................  79,659,000   2,285,140
    Get Nice Holdings, Ltd.............................  86,182,000   4,144,004
    Gold Peak Industries Holding, Ltd..................   7,170,907     700,351
    Golden Resources Development International, Ltd....  11,811,000     672,708
*   Grande Holdings, Ltd. (The)........................   3,082,000      30,621
    Great Eagle Holdings, Ltd..........................   3,044,159  10,954,017
    Guangnan Holdings, Ltd.............................     896,000     118,623
    Hao Tian Dev Group, Ltd............................   1,693,200     480,647
#   Harbour Centre Development, Ltd....................   2,295,000   4,175,002
    High Fashion International, Ltd....................     996,000     384,591
#   HKR International, Ltd.............................  17,343,998   8,183,729
#   Hon Kwok Land Investment Co., Ltd..................   7,798,935   2,779,455
*   Hong Fok Land, Ltd.................................   4,248,000          --
#   Hong Kong Ferry Holdings Co., Ltd..................   1,791,000   1,864,271
*   Hong Kong Television Network, Ltd..................     802,000     270,008
    Hongkong & Shanghai Hotels (The)...................     831,431   1,185,219
    Hongkong Chinese, Ltd..............................  23,995,100   5,403,318
#   Hopewell Holdings, Ltd.............................   2,529,000   8,783,983
    Hsin Chong Construction Group, Ltd.................   3,166,000     418,884
    Hung Hing Printing Group, Ltd......................   1,053,275     150,934
*   International Standard Resources Holdings, Ltd.....  45,952,500     819,295
*   IPE Group, Ltd.....................................   1,455,000     137,137
*   IRC, Ltd...........................................  11,676,000   1,033,484
    ITC Corp., Ltd.....................................     944,655      80,119
    ITC Properties Group, Ltd..........................     962,009     531,526
*   Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
*   Jinhui Holdings Co., Ltd...........................   1,108,000     227,211
#   K Wah International Holdings, Ltd..................  13,564,993   9,886,947
    Kantone Holdings, Ltd..............................  33,383,975     535,437
    Keck Seng Investments..............................   2,936,000   2,481,263
*   King Stone Energy Group, Ltd.......................   4,855,000     162,224
#   Kingston Financial Group, Ltd......................   9,293,424   1,036,599
    Kowloon Development Co., Ltd.......................   9,589,277  11,629,569
    Kwoon Chung Bus Holdings, Ltd......................     150,000      52,244
*   Lai Sun Development Co., Ltd....................... 344,786,666   8,656,536
*   Lai Sun Garment International, Ltd.................  40,954,960   5,925,405
    Lam Soon Hong Kong, Ltd............................     139,250     128,365

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Landsea Green Properties Co., Ltd..................     500,000 $    45,554
    Lerado Group Holding Co., Ltd......................   1,608,000     233,791
    Lippo China Resources, Ltd.........................  15,234,000     765,263
    Lippo, Ltd.........................................   4,694,500   2,743,409
#   Liu Chong Hing Investment, Ltd.....................   3,156,000   4,136,102
    Luen Thai Holdings, Ltd............................     594,000     161,342
    Luks Group Vietnam Holdings Co., Ltd...............   1,002,642     272,565
    Magnificent Estates................................  39,120,600   1,956,573
    Man Yue Technology Holdings, Ltd...................   1,376,000     334,269
    Ming Fai International Holdings, Ltd...............     338,000      33,424
*   Ming Fung Jewellery Group, Ltd.....................   2,970,000      30,106
    Miramar Hotel & Investment.........................   1,714,000   2,145,519
*   Mongolia Energy Corp., Ltd.........................   1,043,000      30,115
*   Mongolian Mining Corp..............................   1,968,500     139,033
    Nanyang Holdings, Ltd..............................     101,350     456,908
    National Electronic Hldgs..........................   5,126,408     673,487
*   Neo-Neon Holdings, Ltd.............................   8,239,500   1,669,152
*   Neptune Group, Ltd.................................  46,540,000   1,037,439
    New Century Group Hong Kong, Ltd...................     648,000      13,446
*   New Times Energy Corp., Ltd........................   6,684,300     329,586
*   Next Media, Ltd....................................     818,000     107,430
*   North Asia Resources Holdings, Ltd.................   3,026,400      56,631
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   4,215,000     310,064
#   Orient Overseas International, Ltd.................   1,062,500   5,659,854
*   Orient Power Holdings, Ltd.........................   2,182,573          --
    Oriental Watch Holdings............................   1,682,000     410,401
    Pacific Andes International Holdings, Ltd..........  50,561,927   1,978,250
#   Pacific Basin Shipping, Ltd........................   6,019,000   3,625,627
    Paliburg Holdings, Ltd.............................  11,753,041   4,108,679
*   Ping Shan Tea Group, Ltd...........................  17,972,000     354,913
    Playmates Holdings, Ltd............................   3,153,700   3,965,060
    Pokfulam Development Co............................     268,000     407,451
    Polytec Asset Holdings, Ltd........................  45,099,190   6,982,031
    Public Financial Holdings, Ltd.....................     858,444     409,240
    PYI Corp., Ltd..................................... 102,188,086   2,395,260
    Regal Hotels International Holdings, Ltd...........   9,200,623   5,473,574
*   Richfield Group Holdings, Ltd......................     304,000       8,717
    Rivera Holdings, Ltd...............................   4,405,468     192,144
    SEA Holdings, Ltd..................................   2,019,000   1,261,838
*   Shun Tak Holdings, Ltd.............................  47,834,546  24,405,447
*   Simsen International Corp., Ltd....................      90,000      54,815
    Sing Tao News Corp., Ltd...........................     334,000      46,115
    Singamas Container Holdings, Ltd...................   3,984,000     765,036
*   SOCAM Development, Ltd.............................   4,380,120   4,165,051
    Soundwill Holdings, Ltd............................     872,000   1,571,782
*   South China China, Ltd.............................  10,649,216     965,527
*   South China Land, Ltd..............................  13,991,066     257,883
#   Sun Hung Kai & Co., Ltd............................   3,138,688   2,676,079
*   Symphony Holdings, Ltd.............................   2,752,249     198,418
    TAI Cheung Holdings, Ltd...........................   4,638,000   3,817,689
    Tai Sang Land Development, Ltd.....................     272,741     127,917
*   Talent Property Group, Ltd.........................   1,665,000      20,967
#   Tan Chong International, Ltd.......................   3,984,000   1,677,858

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   Taung Gold International, Ltd......................  3,750,000 $    100,645
    Tern Properties Co., Ltd...........................    168,000      105,241
    Tian Teck Land, Ltd................................    786,000      895,882
    Transport International Holdings, Ltd..............      6,000       11,068
#   Trinity, Ltd.......................................    118,000       29,678
*   Up Energy Development Group, Ltd...................  1,236,000      141,543
    Upbest Group, Ltd..................................  2,534,000      365,475
    Vedan International Holdings, Ltd..................  4,352,000      243,020
    Victory City International Holdings, Ltd........... 24,988,319    3,266,130
    VST Holdings, Ltd..................................    550,000      140,586
    Wang On Group, Ltd................................. 97,837,064    3,299,512
    Win Hanverky Holdings, Ltd.........................     84,000       10,832
    Wing On Co. International, Ltd.....................  2,756,500    7,912,868
    Wing Tai Properties, Ltd...........................  1,570,749      992,732
    Wong's International Hldgs.........................     41,000       13,220
    Yau Lee Holdings, Ltd..............................  1,409,750      299,541
    Yugang International, Ltd.......................... 18,896,000      210,200
    Zhuhai Holdings Investment Group, Ltd.............. 13,270,000    2,299,192
                                                                   ------------
TOTAL HONG KONG........................................             299,775,607
                                                                   ------------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................  1,504,991    2,674,482
    C&C Group P.L.C....................................    467,182    2,654,819
    Dragon Oil P.L.C...................................     38,453      362,207
    FBD Holdings P.L.C.................................     50,306      963,898
    IFG Group P.L.C....................................      7,990       17,917
    Smurfit Kappa Group P.L.C..........................  2,066,589   44,847,453
                                                                   ------------
TOTAL IRELAND..........................................              51,520,776
                                                                   ------------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.....................  3,026,773    5,369,788
*   AL-ROV Israel, Ltd.................................    101,663    3,478,639
    Albaad Massuot Yitzhak, Ltd........................          4           70
*   Alon Blue Square Israel, Ltd.......................    167,270      546,193
*   AudioCodes, Ltd....................................      9,886       57,404
#*  Azorim-Investment Development & Construction Co.,
      Ltd..............................................    138,177      123,218
*   Bio-cell, Ltd......................................     32,380      188,817
#*  Clal Biotechnology Industries, Ltd.................     62,476      160,520
*   Clal Insurance Enterprises Holdings, Ltd...........    324,917    6,081,289
#   Delta-Galil Industries, Ltd........................     65,620    1,950,529
#   Direct Insurance Financial Investments, Ltd........     98,055      594,028
*   El Al Israel Airlines..............................  1,640,647      253,054
#*  Elron Electronic Industries, Ltd...................    227,875    2,038,576
*   Equital, Ltd.......................................      3,735       69,127
    First International Bank Of Israel, Ltd............    569,287    9,136,627
    Formula Systems 1985, Ltd..........................    140,526    3,832,247
*   Gilat Satellite Networks, Ltd......................    485,775    2,209,730
#*  Hadera Paper, Ltd..................................      6,297      248,912
#   Harel Insurance Investments & Financial Services,
      Ltd..............................................  2,117,590   12,356,420
*   Israel Discount Bank, Ltd. Class A................. 12,124,424   21,121,366
    Israel Land Development Co., Ltd. (The)............     39,194      190,773
*   Jerusalem Oil Exploration..........................    203,647    9,148,096

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
ISRAEL -- (Continued)
    Meitav DS Investments, Ltd........................      10,434 $     35,843
    Menorah Mivtachim Holdings, Ltd...................     233,109    2,797,127
    Mivtach Shamir Holdings, Ltd......................       6,438      211,835
    Neto ME Holdings, Ltd.............................       1,339       80,101
*   Oil Refineries, Ltd...............................   4,629,681    1,394,268
    Ormat Industries..................................     387,946    2,810,923
    Paz Oil Co., Ltd..................................         226       36,348
    Phoenix Holdings, Ltd. (The)......................     643,650    2,292,151
    Scope Metals Group, Ltd...........................         743        9,422
    Shufersal, Ltd....................................     108,658      344,501
*   Summit Real Estate Holdings, Ltd..................      27,270      100,415
*   Tower Semiconductor, Ltd..........................      31,287      322,165
*   Union Bank of Israel..............................     600,641    2,597,336
                                                                   ------------
TOTAL ISRAEL..........................................               92,187,858
                                                                   ------------
ITALY -- (3.7%)
#*  Aeffe SpA.........................................      79,382      147,801
    Alerion Cleanpower SpA............................      18,320       75,443
#*  Arnoldo Mondadori Editore SpA.....................      53,979       63,810
#*  Banca Carige SpA..................................   3,897,893      744,579
    Banca Finnat Euramerica SpA.......................     210,745      125,925
*   Banca Monte dei Paschi di Siena SpA...............   5,688,481   10,266,714
#*  Banca Popolare dell'Emilia Romagna SC.............   5,917,425   50,028,928
#*  Banca Popolare dell'Etruria e del Lazio...........     330,022      310,800
*   Banca Popolare di Milano Scarl.................... 105,912,565   92,294,368
#   Banca Popolare di Sondrio SCARL...................   1,015,174    4,613,437
    Banco di Desio e della Brianza SpA................      58,628      219,052
*   Banco Popolare SC.................................   8,136,202  125,652,699
#*  Brioschi Sviluppo Immobiliare SpA.................     321,080       43,460
#   Buzzi Unicem SpA..................................     540,201    8,760,206
*   Caltagirone Editore SpA...........................     713,490    1,039,658
    Cementir Holding SpA..............................   2,010,356   15,672,242
*   CIR-Compagnie Industriali Riunite SpA.............   4,602,236    6,395,911
    Credito Emiliano SpA..............................     106,229      891,454
#*  Credito Valtellinese Scarl........................  13,004,041   15,900,443
#   d'Amico International Shipping SA.................     596,768      404,107
    Danieli & C Officine Meccaniche SpA...............       4,283      122,399
    De' Longhi........................................     833,844   17,703,489
*   DeA Capital SpA...................................     333,959      606,728
*   Delclima..........................................     846,828    1,544,331
    El.En. SpA........................................      10,312      301,688
    Elica SpA.........................................      11,560       26,466
    ERG SpA...........................................     269,554    3,992,547
*   Eurotech SpA......................................     458,849    1,219,713
    Falck Renewables SpA..............................     576,510      989,153
*   Finmeccanica SpA..................................     342,640    3,156,702
    FNM SpA...........................................     963,029      742,174
#*  Gruppo Editoriale L'Espresso SpA..................     266,936      421,164
*   IMMSI SpA.........................................   2,497,728    2,096,552
#*  Intek Group SpA...................................   5,359,454    2,985,593
    Irce SpA..........................................       7,197       19,058
#   Italcementi SpA...................................   2,613,378   19,388,038
    Italmobiliare SpA.................................     167,766    6,728,919

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Pirelli & C. SpA...................................     43,101 $    642,775
#*  Prelios SpA........................................    636,132      381,172
#*  Reno de Medici SpA.................................  1,318,023      529,293
#*  Retelit SpA........................................    882,189      677,095
*   Safilo Group SpA...................................    369,452    7,673,120
*   Snia SpA...........................................    271,793           --
    Societa Cattolica di Assicurazioni SCRL............     48,063    1,023,856
    Societa Iniziative Autostradali e Servizi SpA......     32,320      384,503
    SOL SpA............................................     73,545      621,900
*   Uni Land SpA.......................................     37,715           --
    Unione di Banche Italiane SCPA.....................  1,437,875   11,837,898
    Unipol Gruppo Finanziario SpA......................  5,874,555   32,206,972
    UnipolSai SpA...................................... 12,063,877   36,519,787
    Vianini Lavori SpA.................................    344,977    2,381,149
                                                                   ------------
TOTAL ITALY............................................             490,575,271
                                                                   ------------
JAPAN -- (22.0%)
    A&D Co., Ltd.......................................    152,100      789,097
    Achilles Corp......................................  2,201,000    3,080,098
    ADEKA Corp.........................................    782,000   10,780,857
#   Agro-Kanesho Co., Ltd..............................     44,600      362,273
    Ahresty Corp.......................................    532,100    4,644,399
    Aichi Bank, Ltd. (The).............................    208,300   10,212,093
    Aichi Corp.........................................    154,100      710,242
    Aichi Steel Corp...................................  1,555,000    6,159,458
    Aichi Tokei Denki Co., Ltd.........................     16,000       47,621
#   Aida Engineering, Ltd..............................    310,107    2,949,445
*   Aigan Co., Ltd.....................................    371,500    1,002,219
    Airport Facilities Co., Ltd........................    519,900    3,465,973
#   Aisan Industry Co., Ltd............................    276,930    2,274,649
    Aizawa Securities Co., Ltd.........................     63,574      321,930
    Akita Bank, Ltd. (The).............................  4,558,000   12,851,267
    Alconix Corp.......................................     80,200    1,206,695
#   Alpen Co., Ltd.....................................    318,800    5,337,291
    Alpha Corp.........................................     32,600      330,968
    Alpha Systems, Inc.................................     45,960      673,722
    Alpine Electronics, Inc............................    405,600    6,389,406
    Alps Logistics Co., Ltd............................     37,600      402,684
    AOI Electronic Co., Ltd............................     45,400    1,315,801
    AOI Pro, Inc.......................................      3,200       21,349
    AOKI Holdings, Inc.................................    220,422    2,883,255
    Aomori Bank, Ltd. (The)............................    908,000    2,618,511
    Aoyama Trading Co., Ltd............................  1,425,299   36,319,600
    Arakawa Chemical Industries, Ltd...................    363,700    4,455,221
    Arata Corp.........................................     29,000       95,118
    Araya Industrial Co., Ltd..........................  1,085,000    1,694,977
    Arcland Sakamoto Co., Ltd..........................     41,500      919,084
    Arisawa Manufacturing Co., Ltd.....................    776,482    5,273,985
    Asahi Broadcasting Corp............................     42,600      261,045
    Asahi Kogyosha Co., Ltd............................    508,000    1,986,319
    Asahi Organic Chemicals Industry Co., Ltd..........  1,654,000    3,493,029
*   Asanuma Corp.......................................    849,000    1,164,931
#*  Ashimori Industry Co., Ltd.........................  1,044,000    2,195,992

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Asia Air Survey Co., Ltd...........................    31,000 $   142,326
#   ASKA Pharmaceutical Co., Ltd.......................   535,200   5,787,882
    Asunaro Aoki Construction Co., Ltd.................   725,000   4,338,787
    Atsugi Co., Ltd.................................... 5,237,000   5,456,219
    Awa Bank, Ltd. (The)...............................   777,000   4,405,255
    Bando Chemical Industries, Ltd.....................   311,000   1,278,951
#   Bank of Iwate, Ltd. (The)..........................   356,300  16,357,245
    Bank of Kochi, Ltd. (The)..........................   335,000     450,883
    Bank of Nagoya, Ltd. (The)......................... 3,636,706  13,844,280
    Bank of Okinawa, Ltd. (The)........................   155,350   6,635,882
    Bank of Saga, Ltd. (The)........................... 3,002,000   6,896,449
#   Bank of the Ryukyus, Ltd...........................   936,200  13,738,942
    Belluna Co., Ltd................................... 1,242,824   6,029,827
    Best Denki Co., Ltd................................ 1,760,900   2,445,664
    Bunka Shutter Co., Ltd.............................   213,016   1,817,990
    Carlit Holdings Co., Ltd...........................    95,700     509,369
    Cawachi, Ltd.......................................   376,500   6,807,235
    Central Glass Co., Ltd............................. 3,540,000  12,299,729
    Central Security Patrols Co., Ltd..................    34,000     373,492
    CFS Corp...........................................     2,000      10,233
    Chiba Kogyo Bank, Ltd. (The).......................   373,500   2,822,338
    Chino Corp.........................................     1,000      12,949
    Chiyoda Integre Co., Ltd...........................    86,000   1,256,826
    Chodai Co., Ltd....................................    13,800     132,630
    Chofu Seisakusho Co., Ltd..........................   250,400   6,450,735
    Chori Co., Ltd.....................................     9,300     117,522
    Chubu Shiryo Co., Ltd..............................   352,700   2,310,531
    Chudenko Corp......................................   574,060   9,207,702
    Chuetsu Pulp & Paper Co., Ltd...................... 2,276,000   4,002,923
    Chugoku Marine Paints, Ltd.........................   652,000   4,935,488
    Chukyo Bank, Ltd. (The)............................ 1,802,000   3,196,440
#   Chuo Gyorui Co., Ltd...............................   627,000   1,493,120
    Chuo Spring Co., Ltd...............................   945,000   2,883,701
    Cleanup Corp.......................................   613,200   5,623,827
#*  CMK Corp........................................... 1,176,300   3,041,104
    Coca-Cola East Japan Co., Ltd......................   852,004  22,772,292
    Cocokara fine, Inc.................................     2,800      76,583
    Computer Engineering & Consulting, Ltd.............   239,900   1,641,780
    Corona Corp........................................   401,400   4,586,290
    Cosmo Oil Co., Ltd................................. 4,838,000   9,697,947
    Cresco, Ltd........................................    35,100     410,539
#   Cross Plus, Inc....................................    73,600     559,243
    CTI Engineering Co., Ltd...........................   286,600   3,640,688
    Dai-Dan Co., Ltd...................................   620,000   3,685,772
#   Dai-ichi Seiko Co., Ltd............................   171,000   2,882,137
    Daido Kogyo Co., Ltd...............................   686,447   1,743,040
#*  Daiei, Inc. (The).................................. 2,666,450   7,639,198
    Daihatsu Diesel Manufacturing Co., Ltd.............   138,000     868,201
#   Daiho Corp......................................... 1,735,000   7,812,735
    Daiichi Jitsugyo Co., Ltd..........................   109,000     595,191
    Daiki Aluminium Industry Co., Ltd..................   420,000   1,324,866
    Daiko Clearing Services Corp.......................    76,500     478,648
    Daikoku Denki Co., Ltd.............................    63,000   1,082,322

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Daimaruenawin Co., Ltd...............................    10,600 $    74,777
#   Dainichi Co., Ltd....................................   273,500   1,895,675
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd................................................   245,000   1,165,492
    Daisan Bank, Ltd. (The).............................. 1,160,000   2,026,038
    Daishi Bank, Ltd. (The).............................. 4,520,932  16,623,770
#   Daishinku Corp.......................................   618,000   2,290,211
    Daito Bank, Ltd. (The)............................... 3,704,000   4,546,940
    Daiwa Industries, Ltd................................   296,000   2,060,237
    Daiwabo Holdings Co., Ltd............................ 1,580,000   3,015,438
#   DC Co., Ltd..........................................   456,400   2,217,785
    DCM Holdings Co., Ltd................................ 1,357,000   9,072,170
    Denyo Co., Ltd.......................................   126,700   1,925,270
#   DKS Co., Ltd......................................... 1,079,000   4,662,267
    DMW Corp.............................................    58,800   1,022,999
    Doutor Nichires Holdings Co., Ltd....................    35,000     588,154
#   Duskin Co., Ltd......................................     5,800     105,861
#   Dydo Drinco, Inc.....................................    41,000   1,810,441
    Dynic Corp...........................................   186,000     309,874
#   EDION Corp........................................... 2,571,700  17,002,972
#   Ehime Bank, Ltd. (The)............................... 2,634,000   6,201,082
    Eidai Co., Ltd.......................................   394,000   1,874,118
    Eighteenth Bank, Ltd. (The).......................... 3,963,000  10,425,177
    Eizo Corp............................................    72,500   1,839,564
    ESPEC Corp...........................................   510,400   4,404,004
    Excel Co., Ltd.......................................    89,100   1,815,176
    F-Tech, Inc..........................................    35,000     457,719
    Faith, Inc...........................................    49,160     512,936
    Felissimo Corp.......................................     6,200     102,047
    Ferrotec Corp........................................   772,100   5,813,929
#   FIDEA Holdings Co., Ltd.............................. 1,173,100   2,463,663
    Fields Corp..........................................    15,100     212,941
    Fine Sinter Co., Ltd.................................    84,000     279,816
#*  First Baking Co., Ltd................................    82,000     100,709
#   Foster Electric Co., Ltd.............................   186,000   2,455,473
    Fuji Kiko Co., Ltd...................................    12,000      54,377
    Fuji Oil Co., Ltd....................................   962,500   3,311,211
    Fuji Soft, Inc.......................................    37,600     837,716
    Fujicco Co., Ltd.....................................   319,600   4,019,421
    Fujikura Kasei Co., Ltd..............................   276,400   1,428,381
#   Fujikura Rubber, Ltd.................................    43,100     362,304
    Fujikura, Ltd........................................ 9,669,000  47,821,011
    Fujimi, Inc..........................................    13,700     188,421
    Fujishoji Co., Ltd...................................    36,300     465,011
    Fujitsu Frontech, Ltd................................   392,600   5,408,366
    FuKoKu Co., Ltd......................................    76,900     724,658
    Fukuda Corp..........................................   518,000   3,021,941
    Fukui Bank, Ltd. (The)............................... 1,358,000   3,206,156
    Fukushima Bank, Ltd. (The)........................... 1,427,000   1,197,599
#   Fukuyama Transporting Co., Ltd....................... 2,107,000  11,812,288
#   Furukawa Electric Co., Ltd........................... 1,492,000   3,155,993
    Furuno Electric Co., Ltd.............................   153,100   1,239,847
    Furusato Industries, Ltd.............................    82,400   1,128,477
    Fuso Chemical Co., Ltd...............................     2,600      89,874

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Futaba Corp..........................................   843,000 $13,724,834
    Futaba Industrial Co., Ltd...........................   534,300   3,003,332
#   G-Tekt Corp..........................................   132,600   1,411,408
#   Gakken Holdings Co., Ltd.............................   930,000   2,550,901
    Gecoss Corp..........................................   385,000   5,324,687
    Geo Holdings Corp....................................   160,200   1,359,692
    Godo Steel, Ltd...................................... 3,892,000   6,410,678
    Goldcrest Co., Ltd...................................   415,050   8,274,509
    Gourmet Kineya Co., Ltd..............................    58,000     486,837
    Grandy House Corp....................................    12,800      42,103
    GSI Creos Corp....................................... 1,196,000   1,630,917
#   Gun-Ei Chemical Industry Co., Ltd.................... 1,212,000   4,467,492
    Gunze, Ltd........................................... 5,180,000  14,137,200
    H-One Co., Ltd.......................................   100,400     730,044
    H2O Retailing Corp................................... 1,783,280  14,775,029
#   Hagihara Industries, Inc.............................    30,700     461,410
    Hakuto Co., Ltd......................................   363,800   3,742,268
    Hamakyorex Co., Ltd..................................     6,300     195,596
    Hanwa Co., Ltd....................................... 1,961,000   8,132,354
#   Happinet Corp........................................    19,100     333,866
    Harima Chemicals Group, Inc..........................   399,200   1,843,855
    Haruyama Trading Co., Ltd............................   279,600   1,942,866
    Heiwa Real Estate Co., Ltd...........................   444,000   7,000,168
    Heiwado Co., Ltd.....................................   325,924   5,351,074
    HI-LEX Corp..........................................     5,700     156,591
    Hibiya Engineering, Ltd..............................   711,000  11,100,100
    Higashi-Nippon Bank, Ltd. (The)...................... 3,083,000   8,193,012
    Higo Bank, Ltd. (The)................................ 2,815,000  15,047,788
    Hisaka Works, Ltd....................................   101,000     895,744
    Hitachi Metals Techno, Ltd...........................    44,100     507,507
    Hitachi Zosen Corp...................................   335,019   1,743,450
#   Hodogaya Chemical Co., Ltd...........................   844,000   1,533,825
#   Hokkaido Coca-Cola Bottling Co., Ltd.................   466,000   2,331,294
    Hokkan Holdings, Ltd................................. 1,001,000   2,838,720
    Hokko Chemical Industry Co., Ltd.....................   429,000   1,541,196
    Hokkoku Bank, Ltd. (The)............................. 4,525,159  15,223,610
    Hokuetsu Bank, Ltd. (The)............................ 3,579,000   7,299,544
#   Hokuetsu Kishu Paper Co., Ltd........................ 3,546,774  15,630,338
    Hokuriku Electrical Construction Co., Ltd............   209,000   1,118,389
    Honeys Co., Ltd......................................    58,700     601,876
    Hoosiers Holdings Co., Ltd...........................   114,900     535,322
#   Hosiden Corp......................................... 1,428,300   8,571,814
    House Foods Group, Inc...............................     9,200     165,871
    Howa Machinery, Ltd..................................    35,300     259,428
#   Hurxley Corp.........................................    18,600     158,189
    Hyakugo Bank, Ltd. (The)............................. 4,311,855  17,295,155
    Hyakujushi Bank, Ltd. (The).......................... 2,913,000  10,250,813
    Ichikawa Co., Ltd....................................   205,000     547,986
    Ichikoh Industries, Ltd..............................   105,000     184,239
    Ihara Chemical Industry Co., Ltd.....................   825,600   7,208,812
*   IJT Technology Holdings Co., Ltd.....................   218,460     895,529
    Ikegami Tsushinki Co., Ltd...........................   203,000     242,143
    Imagica Robot Holdings, Inc..........................    60,200     297,932

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Imasen Electric Industrial...........................   202,599 $ 2,858,253
#   Inaba Seisakusho Co., Ltd............................   108,700   1,518,593
    Inabata & Co., Ltd................................... 1,276,300  12,036,444
    Ines Corp............................................ 1,161,300   9,104,597
    Information Services International-Dentsu, Ltd.......    75,600     987,461
    Innotech Corp........................................   366,600   1,708,318
#   Inui Steamship Co., Ltd..............................   743,100   2,336,945
    Ise Chemical Corp....................................    10,000      70,304
#   Iseki & Co., Ltd.....................................   251,000     631,280
*   Ishihara Sangyo Kaisha, Ltd.......................... 3,257,000   3,086,425
#   Ishizuka Glass Co., Ltd..............................   670,000   1,380,869
    IT Holdings Corp.....................................   629,700  11,494,872
    Itochu Enex Co., Ltd.................................   915,800   6,661,974
    Itochu-Shokuhin Co., Ltd.............................    16,500     575,084
    Itoham Foods, Inc.................................... 1,793,369   7,884,456
    Itoki Corp...........................................   650,447   4,733,078
#   IwaiCosmo Holdings, Inc..............................   180,400   1,807,759
    Iwaki & Co., Ltd.....................................   814,000   1,756,672
#   Iwasaki Electric Co., Ltd............................   961,000   2,363,703
    Iwatsu Electric Co., Ltd............................. 2,258,000   2,069,481
    Iwatsuka Confectionery Co., Ltd......................       100       4,938
*   Izutsuya Co., Ltd....................................   568,000     398,566
#   J-Oil Mills, Inc..................................... 1,443,000   4,583,943
    Japan Digital Laboratory Co., Ltd....................   597,100  10,716,368
#   Japan Foundation Engineering Co., Ltd................   523,700   1,788,809
#   Japan Medical Dynamic Marketing, Inc.................   447,400   1,575,319
    Japan Oil Transportation Co., Ltd....................   576,000   1,272,801
    Japan Pulp & Paper Co., Ltd.......................... 1,519,000   4,888,168
    Japan Transcity Corp................................. 1,011,000   3,592,736
    Japan Vilene Co., Ltd................................   111,000     618,662
#   Japan Wool Textile Co., Ltd. (The)...................     4,000      31,170
    Jimoto Holdings, Inc.................................   158,500     333,986
    JK Holdings Co., Ltd.................................    38,100     206,188
    JMS Co., Ltd.........................................   779,000   2,234,400
    Joshin Denki Co., Ltd................................     7,000      66,108
    JSP Corp.............................................    10,100     174,508
    Juroku Bank, Ltd. (The).............................. 3,305,000  12,205,009
*   JVC Kenwood Corp..................................... 2,768,900   6,299,361
    K&O Energy Group, Inc................................   300,500   4,409,677
    Kaga Electronics Co., Ltd............................   278,200   3,471,907
    Kagoshima Bank, Ltd. (The)........................... 3,150,500  20,726,109
    Kamei Corp...........................................   785,700   5,891,216
    Kanaden Corp.........................................   476,000   3,510,534
    Kandenko Co., Ltd.................................... 2,434,000  13,217,816
*   Kanto Denka Kogyo Co., Ltd...........................    41,000     100,391
    Katakura Chikkarin Co., Ltd..........................   250,000     647,346
    Katakura Industries Co., Ltd.........................    41,800     538,720
    Kato Sangyo Co., Ltd.................................    17,700     393,476
    Kato Works Co., Ltd.................................. 1,559,872  11,080,394
#   KAWADA TECHNOLOGIES, Inc.............................    43,900   2,365,898
#   Kawasaki Kasei Chemicals, Ltd........................   336,000     533,208
#   Kawasaki Kisen Kaisha, Ltd...........................    71,194     151,773
    Kawasumi Laboratories, Inc...........................   297,900   1,923,308

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Keihanshin Building Co., Ltd.........................   311,500 $ 1,688,026
    Keihin Co., Ltd......................................    85,000     136,128
#   Keihin Corp..........................................   442,100   6,779,941
    Keiyo Bank, Ltd. (The)............................... 1,854,000   9,343,535
    Keiyo Co., Ltd.......................................    15,300      72,984
    Kenko Mayonnaise Co., Ltd............................     1,100      11,555
*   KI Holdings Co., Ltd.................................   122,000     682,933
    Kimoto Co., Ltd......................................    26,300      77,968
    Kimura Unity Co., Ltd................................     3,300      30,505
#*  Kinki Sharyo Co., Ltd. (The).........................   429,000   1,326,384
    Kita-Nippon Bank, Ltd. (The).........................   176,100   4,347,118
    Kitagawa Iron Works Co., Ltd.........................   827,000   1,463,311
    Kitano Construction Corp.............................   731,000   1,867,268
    Kitazawa Sangyo Co., Ltd.............................    21,400      38,893
    Kito Corp............................................     1,300      34,889
    Kiyo Bank, Ltd. (The)................................    62,700     858,228
    Koa Corp.............................................   300,089   3,291,993
    Koatsu Gas Kogyo Co., Ltd............................    16,000      94,568
#   Kohnan Shoji Co., Ltd................................   962,100   9,950,195
    Koike Sanso Kogyo Co., Ltd...........................     8,000      18,982
*   Kojima Co., Ltd......................................   698,500   2,175,206
    Kokuyo Co., Ltd...................................... 2,007,411  16,297,118
    KOMAIHALTEC, Inc..................................... 1,181,000   3,400,200
#   Komatsu Seiren Co., Ltd..............................   780,000   4,338,344
    Komatsu Wall Industry Co., Ltd.......................   147,100   3,642,424
    Komori Corp.......................................... 1,463,200  17,667,439
    Konaka Co., Ltd......................................   519,849   3,646,126
    Konishi Co., Ltd.....................................   241,800   5,225,893
    Krosaki Harima Corp..................................   788,000   1,861,246
    KRS Corp.............................................   168,400   1,710,237
    KU Holdings Co., Ltd.................................   364,400   2,213,222
*   Kumagai Gumi Co., Ltd................................   955,000   2,595,457
    Kumiai Chemical Industry Co., Ltd....................   248,519   1,611,978
    Kurabo Industries, Ltd............................... 6,071,000  10,772,063
#   Kureha Corp..........................................   724,000   3,861,459
    Kurimoto, Ltd........................................ 1,043,000   2,478,664
#   Kuroda Electric Co., Ltd.............................    66,400   1,099,051
    KYB Co., Ltd......................................... 1,103,000   5,006,385
    Kyodo Printing Co., Ltd.............................. 2,065,000   7,636,670
    Kyoei Sangyo Co., Ltd................................   335,000     791,647
#   Kyoei Steel, Ltd.....................................   436,200   8,005,111
    Kyokuto Boeki Kaisha, Ltd............................   468,000   1,017,349
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   858,150  12,803,522
    Kyosan Electric Manufacturing Co., Ltd...............   491,000   1,763,414
    Kyowa Leather Cloth Co., Ltd.........................   375,300   2,139,282
    Kyudenko Corp........................................ 1,152,000  10,532,910
#   Land Business Co., Ltd...............................    15,000      71,121
    LEC, Inc.............................................   164,100   1,751,407
#*  Lonseal Corp.........................................   306,000     437,068
    Look, Inc............................................   482,000   1,230,698
    Macnica, Inc.........................................   264,500   8,682,785
    Maeda Corp........................................... 3,969,000  33,700,906
    Maeda Road Construction Co., Ltd.....................   806,000  14,028,459

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Maezawa Industries, Inc..............................   208,300 $   724,845
    Maezawa Kasei Industries Co., Ltd....................   227,500   2,388,408
    Maezawa Kyuso Industries Co., Ltd....................   153,700   1,980,635
    Mars Engineering Corp................................     1,100      22,316
    Marubun Corp.........................................   449,300   2,673,800
    Marudai Food Co., Ltd................................ 3,126,000  10,295,532
#*  Maruei Department Store Co., Ltd.....................   298,400     467,387
#   Maruetsu, Inc. (The).................................   175,000     674,057
    Marufuji Sheet Piling Co., Ltd.......................    80,000     340,782
    Maruka Machinery Co., Ltd............................     6,400      86,437
    Maruyama Manufacturing Co., Inc......................    15,000      39,130
    Maruzen Co., Ltd.....................................    20,000     190,076
    Maruzen Showa Unyu Co., Ltd.......................... 1,491,000   5,088,584
    Matsuda Sangyo Co., Ltd..............................    30,700     381,117
    Matsui Construction Co., Ltd.........................   418,700   1,689,350
    Maxvalu Tokai Co., Ltd...............................    63,800     873,524
    Megmilk Snow Brand Co., Ltd..........................   280,100   3,628,100
    Meiko Electronics Co., Ltd...........................   179,600     944,795
    Meisei Industrial Co., Ltd...........................    55,000     305,074
    Meito Transportation Co., Ltd........................       300       1,965
    Meiwa Corp...........................................   216,500     909,729
    Meiwa Estate Co., Ltd................................   396,600   1,735,370
#   Melco Holdings, Inc..................................    30,800     664,690
    Mesco, Inc...........................................    22,000     159,606
#   Michinoku Bank, Ltd. (The)........................... 2,789,000   5,870,764
    Mie Bank, Ltd. (The)................................. 1,000,000   2,290,948
    Mikuni Corp..........................................   215,000     854,999
    Mimasu Semiconductor Industry Co., Ltd...............   310,900   2,787,311
    Minato Bank, Ltd. (The).............................. 1,157,000   2,161,195
    Ministop Co., Ltd....................................    86,100   1,364,392
    Mirait Holdings Corp.................................   802,940   7,984,496
    Mitani Corp..........................................    64,800   1,801,692
    Mito Securities Co., Ltd.............................   552,400   2,016,788
    Mitsuba Corp.........................................   208,200   3,426,091
#*  Mitsubishi Kakoki Kaisha, Ltd........................   179,000     783,093
*   Mitsubishi Paper Mills, Ltd.......................... 4,383,000   3,779,568
    Mitsubishi Steel Manufacturing Co., Ltd.............. 2,342,000   5,128,767
    Mitsuboshi Belting Co., Ltd..........................    26,000     157,030
    Mitsui Engineering & Shipbuilding Co., Ltd........... 8,400,000  17,095,386
#   Mitsui High-Tec, Inc.................................   620,100   4,180,523
    Mitsui Home Co., Ltd.................................    17,000      81,224
    Mitsui Knowledge Industry Co., Ltd...................   476,600     831,212
#   Mitsui Matsushima Co., Ltd........................... 1,396,000   1,844,957
    Mitsui Mining & Smelting Co., Ltd....................   590,000   1,751,573
    Mitsui Sugar Co., Ltd................................   106,000     405,899
    Mitsui-Soko Co., Ltd.................................   428,000   1,884,784
    Mitsumi Electric Co., Ltd............................ 2,692,900  20,038,705
    Mitsumura Printing Co., Ltd..........................   111,000     280,830
#   Mitsuuroko Group Holdings Co., Ltd...................   798,600   4,460,840
    Miyazaki Bank, Ltd. (The)............................ 3,616,260  12,099,002
#   Miyoshi Oil & Fat Co., Ltd........................... 1,187,000   1,599,582
#   Mizuno Corp..........................................   734,395   4,403,281
    Morinaga Milk Industry Co., Ltd...................... 1,931,000   6,922,649

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
#   Morozoff, Ltd........................................   103,000 $   354,613
    Mory Industries, Inc.................................   672,000   2,682,532
    Mr Max Corp..........................................   635,600   2,106,811
    Murakami Corp........................................    22,000     302,751
    Musashino Bank, Ltd. (The)...........................   540,700  18,428,642
    Mutoh Holdings Co., Ltd..............................   129,000     613,532
    Nafco Co., Ltd.......................................    27,200     466,896
    Nagano Bank, Ltd. (The).............................. 1,747,000   3,269,784
    Nagase & Co., Ltd....................................   344,000   4,225,049
    Nakabayashi Co., Ltd.................................   972,000   2,001,896
#*  Nakayama Steel Works, Ltd............................ 1,986,000   1,674,181
#   Namura Shipbuilding Co., Ltd.........................   186,200   1,703,844
    Nanto Bank, Ltd. (The)............................... 1,264,000   5,210,021
    Narasaki Sangyo Co., Ltd.............................     8,000      22,537
    NDS Co., Ltd.........................................   872,000   2,526,026
    NEC Capital Solutions, Ltd...........................   189,500   3,910,826
    Neturen Co., Ltd.....................................   536,500   4,087,977
#*  New Japan Chemical Co., Ltd..........................    11,300      28,542
    Nice Holdings, Inc................................... 1,731,000   3,683,554
    Nichia Steel Works, Ltd..............................   882,200   2,726,608
    Nichiban Co., Ltd....................................   627,000   2,295,676
    Nichicon Corp........................................   559,100   4,357,606
    Nichiden Corp........................................     7,700     184,736
    Nichiha Corp.........................................   128,800   1,276,340
    Nichimo Co., Ltd.....................................   869,000   1,508,796
    Nichireki Co., Ltd...................................   539,000   5,371,035
#   Nihon Dempa Kogyo Co., Ltd...........................   171,800   1,812,853
    Nihon Eslead Corp....................................    65,300     629,239
    Nihon Kagaku Sangyo Co., Ltd.........................    21,000     145,477
    Nihon Plast Co., Ltd.................................     3,100      21,508
    Nihon Tokushu Toryo Co., Ltd.........................    87,800     507,849
    Nihon Yamamura Glass Co., Ltd........................ 2,485,000   4,033,697
#   Nikko Co., Ltd.......................................   586,000   2,691,854
    Nippo Corp........................................... 1,030,000  18,017,816
    Nippon Beet Sugar Manufacturing Co., Ltd............. 3,280,000   6,163,664
#   Nippon Carbon Co., Ltd............................... 1,133,000   2,039,418
#*  Nippon Chemi-Con Corp................................ 1,885,000   4,896,949
*   Nippon Chemical Industrial Co., Ltd.................. 2,525,000   3,617,766
    Nippon Chutetsukan K.K...............................   481,000   1,086,866
    Nippon Coke & Engineering Co., Ltd...................   300,400     338,420
#   Nippon Concrete Industries Co., Ltd.................. 1,084,000   5,532,112
    Nippon Denko Co., Ltd................................ 2,742,360   8,690,748
    Nippon Densetsu Kogyo Co., Ltd.......................   293,000   4,673,880
    Nippon Felt Co., Ltd.................................    73,100     341,093
    Nippon Fine Chemical Co., Ltd........................   216,100   1,443,709
    Nippon Flour Mills Co., Ltd.......................... 1,521,000   7,692,394
    Nippon Hume Corp.....................................   582,000   3,924,522
#*  Nippon Kinzoku Co., Ltd..............................   636,000     923,867
    Nippon Kodoshi Corp..................................       700       8,322
    Nippon Koei Co., Ltd................................. 1,394,000   7,396,118
    Nippon Konpo Unyu Soko Co., Ltd...................... 1,198,000  20,530,014
*   Nippon Koshuha Steel Co., Ltd........................   317,000     354,306
    Nippon Light Metal Holdings Co., Ltd................. 6,443,900  10,922,663

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Nippon Paper Industries Co., Ltd....................     54,100 $   945,870
    Nippon Pillar Packing Co., Ltd......................    289,400   2,317,747
#   Nippon Piston Ring Co., Ltd.........................    789,000   1,699,991
#   Nippon Rietec Co., Ltd..............................     47,000     361,676
    Nippon Road Co., Ltd. (The).........................  2,090,000  11,722,644
    Nippon Seiki Co., Ltd...............................     57,000   1,119,997
    Nippon Seisen Co., Ltd..............................    155,000     964,030
*   Nippon Sheet Glass Co., Ltd......................... 18,574,000  25,859,250
    Nippon Signal Co., Ltd. (The).......................      2,100      19,671
    Nippon Soda Co., Ltd................................  2,000,000  10,913,165
    Nippon Steel & Sumikin Bussan Corp..................  1,506,800   5,928,302
#   Nippon Steel & Sumikin Texeng Co., Ltd..............    827,000   4,676,272
    Nippon Systemware Co., Ltd..........................    198,500   1,340,034
#   Nippon Thompson Co., Ltd............................  1,046,000   5,002,898
    Nippon Tungsten Co., Ltd............................    172,000     350,727
#*  Nippon Yakin Kogyo Co., Ltd.........................  4,755,100  14,789,092
    Nishikawa Rubber Co., Ltd...........................      4,800      82,302
    Nishimatsu Construction Co., Ltd....................  8,190,073  38,566,068
    Nissan Tokyo Sales Holdings Co., Ltd................      7,400      22,268
    Nissei Corp.........................................      1,200      11,444
    Nissei Plastic Industrial Co., Ltd..................    150,100     896,254
    Nisshin Fudosan Co..................................  1,034,200   4,116,681
#   Nisshin Oillio Group, Ltd. (The)....................  2,288,000   7,702,981
    Nisshin Steel Co., Ltd..............................    656,900   8,869,948
    Nisshinbo Holdings, Inc.............................  1,405,000  14,181,132
    Nissin Corp.........................................    673,000   1,993,306
    Nissin Electric Co., Ltd............................    132,000     765,430
    Nissin Sugar Co., Ltd...............................    127,500   2,909,109
#   Nissui Pharmaceutical Co., Ltd......................    180,500   2,110,737
    Nittan Valve Co., Ltd...............................    177,800     582,321
    Nittetsu Mining Co., Ltd............................  1,951,000   8,393,724
    Nitto FC Co., Ltd...................................    243,100   1,497,928
    Nitto Fuji Flour Milling Co., Ltd...................    370,000   1,122,401
    Nitto Seiko Co., Ltd................................    220,000     820,100
    Nohmi Bosai, Ltd....................................    126,000   1,918,900
    Nojima Corp.........................................    124,500     809,325
    Noritake Co., Ltd...................................  1,091,000   3,028,470
#   Noritsu Koki Co., Ltd...............................    518,300   3,270,171
    North Pacific Bank, Ltd.............................  3,778,400  15,437,816
#   NS United Kaiun Kaisha, Ltd.........................  2,386,000   5,487,726
    Obayashi Road Corp..................................    815,000   4,236,306
    Oenon Holdings, Inc.................................     24,000      57,047
#   Ogaki Kyoritsu Bank, Ltd. (The).....................  4,217,000  11,579,205
#   Ohara, Inc..........................................    114,100     645,334
    Ohashi Technica, Inc................................      8,400      86,029
    OIE Sangyo Co., Ltd.................................      6,213      49,570
    Oita Bank, Ltd. (The)...............................  3,980,000  14,445,758
    Okabe Co., Ltd......................................        800      10,315
    Okamoto Industries, Inc.............................     22,000      76,770
    OKK Corp............................................  2,465,000   3,666,947
    Okumura Corp........................................  3,029,000  16,480,888
    Okura Industrial Co., Ltd...........................  1,155,000   4,263,540
    Okuwa Co., Ltd......................................    214,000   2,036,171

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Olympic Group Corp...................................   372,700 $ 3,814,643
    ONO Sokki Co., Ltd...................................     8,300      75,093
#   Onoken Co., Ltd......................................   332,000   3,801,068
    Onward Holdings Co., Ltd.............................   937,000   6,680,350
    Organo Corp..........................................   306,000   1,521,475
    Origin Electric Co., Ltd.............................   120,000     399,189
    Osaka Organic Chemical Industry, Ltd.................   140,700     601,206
#   Osaka Steel Co., Ltd.................................   594,600  10,998,839
#   Osaki Electric Co., Ltd..............................   273,000   1,514,209
    Otsuka Kagu, Ltd.....................................    75,900     729,045
    OUG Holdings, Inc....................................    28,000      61,877
    Oyo Corp.............................................   415,300   7,036,274
#   Pacific Industrial Co., Ltd.......................... 1,172,400   8,656,588
*   Pacific Metals Co., Ltd.............................. 1,959,000   9,636,765
    Paltac Corp..........................................   380,700   5,071,950
    Parco Co., Ltd.......................................   177,900   1,552,757
    Paris Miki Holdings, Inc.............................    15,300      73,161
    Piolax, Inc..........................................   280,200  10,821,895
#   Press Kogyo Co., Ltd................................. 1,009,000   3,839,500
#*  Renesas Electronics Corp.............................    18,300     136,250
    Rengo Co., Ltd....................................... 2,060,000   9,410,674
#*  Renown, Inc.......................................... 1,465,960   1,706,477
    Rheon Automatic Machinery Co., Ltd...................   301,000   1,267,580
    Rhythm Watch Co., Ltd................................ 2,999,000   4,755,932
    Riberesute Corp......................................     6,400      40,259
#   Ricoh Leasing Co., Ltd...............................   253,000   7,316,049
#   Right On Co., Ltd....................................   188,700   1,304,807
    Riken Corp...........................................   258,000   1,158,703
    Riken Keiki Co., Ltd.................................   158,900   1,688,747
    Riken Technos Corp...................................   940,000   4,633,300
    Riken Vitamin Co., Ltd...............................     9,700     247,883
    Riso Kagaku Corp.....................................   277,182   8,097,876
    Round One Corp....................................... 1,875,400  10,911,494
    Ryobi, Ltd........................................... 1,596,000   5,191,687
    Ryoden Trading Co., Ltd..............................   858,000   6,287,160
    Ryosan Co., Ltd......................................   784,100  16,779,303
#   Ryoyo Electro Corp...................................   773,900   8,579,576
    Sakai Chemical Industry Co., Ltd..................... 2,362,000   7,507,443
    Sakai Heavy Industries, Ltd..........................   375,000   1,187,237
#   Sakai Moving Service Co., Ltd........................     3,300     122,488
    Sakata INX Corp......................................    26,500     259,923
#   Sakata Seed Corp.....................................    39,300     531,859
    Sala Corp............................................   240,200   1,355,459
    SAMTY Co., Ltd.......................................    13,100      83,131
    San Holdings, Inc....................................    75,000   1,020,535
    San-Ai Oil Co., Ltd.................................. 1,333,000  10,125,373
    San-In Godo Bank, Ltd. (The)......................... 4,385,900  31,207,429
    Sangetsu Co., Ltd....................................    24,500     644,691
    Sanki Engineering Co., Ltd........................... 1,636,000  12,772,439
#   Sankyo Seiko Co., Ltd................................   505,700   2,013,089
    Sankyo Tateyama, Inc.................................    21,700     439,422
    Sanoh Industrial Co., Ltd............................   275,200   1,923,812
    Sanritsu Corp........................................    14,300      71,959

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sansha Electric Manufacturing Co., Ltd...............    15,000 $    79,330
    Sanshin Electronics Co., Ltd.........................   796,600   6,430,676
#   Sanyo Chemical Industries, Ltd.......................   346,000   2,310,225
    Sanyo Engineering & Construction, Inc................   195,000     962,693
#   Sanyo Industries, Ltd................................   707,000   1,434,728
    Sanyo Shokai, Ltd.................................... 1,070,628   2,460,592
    Sanyo Special Steel Co., Ltd......................... 1,535,000   6,896,774
#*  Sasebo Heavy Industries Co., Ltd..................... 1,609,000   1,849,506
    Sato Shoji Corp......................................   179,200   1,236,055
    Satori Electric Co., Ltd.............................   301,460   1,935,828
    Saxa Holdings, Inc................................... 1,310,000   2,097,582
    SBS Holdings, Inc....................................   151,100     999,517
#   Scroll Corp..........................................   715,200   1,879,257
    SEC Carbon, Ltd......................................     1,000       2,874
    Seibu Electric Industry Co., Ltd.....................   322,000   1,531,947
    Seika Corp...........................................    77,000     202,678
    Seino Holdings Co., Ltd.............................. 2,391,119  25,707,414
    Seiren Co., Ltd......................................     1,600      14,287
    Sekisui Jushi Corp...................................   515,800   7,029,913
    Sekisui Plastics Co., Ltd............................ 1,319,000   3,765,871
#   Senko Co., Ltd.......................................   898,680   4,617,393
#   Senshu Electric Co., Ltd.............................    66,000     988,857
    Senshu Ikeda Holdings, Inc...........................   549,500   2,800,604
#   Senshukai Co., Ltd...................................   327,700   2,760,808
    Shibaura Electronics Co., Ltd........................       900      17,952
#   Shibaura Mechatronics Corp...........................   267,000     779,556
    Shibusawa Warehouse Co., Ltd. (The)..................   181,000     614,713
#   Shibuya Kogyo Co., Ltd...............................    47,400   1,348,925
    Shidax Corp..........................................     2,100      10,331
    Shiga Bank, Ltd. (The)...............................   650,000   3,849,235
    Shikibo, Ltd......................................... 3,799,000   4,375,506
    Shikoku Bank, Ltd. (The)............................. 2,051,000   4,571,437
#   Shima Seiki Manufacturing, Ltd.......................    53,900   1,030,922
    Shimachu Co., Ltd....................................   956,500  22,176,993
    Shimane Bank, Ltd. (The).............................     8,900     113,828
    Shimizu Bank, Ltd. (The).............................   198,200   5,241,967
    Shin Nippon Air Technologies Co., Ltd................   340,920   2,630,341
#   Shin-Etsu Polymer Co., Ltd...........................   668,400   3,628,880
    Shinagawa Refractories Co., Ltd...................... 1,192,000   2,833,502
#*  Shinkawa, Ltd........................................   208,700     965,206
    Shinko Electric Industries Co., Ltd..................   553,900   4,924,229
    Shinko Shoji Co., Ltd................................   523,100   4,697,212
    Shinko Wire Co., Ltd.................................   543,000     961,192
    Shinmaywa Industries, Ltd............................ 2,777,000  25,095,830
#   Shinnihon Corp.......................................   579,200   1,844,434
    Shinsho Corp.........................................   467,000   1,135,434
    Shiroki Corp.........................................   543,000   1,123,966
    Shizuoka Gas Co., Ltd................................    92,900     611,945
    Shobunsha Publications, Inc..........................   100,000     628,851
    Shoei Foods Corp.....................................   185,400   1,515,264
    Shofu, Inc...........................................     3,500      31,763
    Showa Corp...........................................   338,300   3,768,486
#   Sinanen Co., Ltd.....................................   922,000   3,856,120

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Sintokogio, Ltd......................................   786,562 $ 5,546,731
    SKY Perfect JSAT Holdings, Inc.......................   422,800   2,507,136
    SNT Corp.............................................   635,600   2,740,192
    Soda Nikka Co., Ltd..................................   328,000   1,431,661
#   Sodick Co., Ltd......................................   460,700   3,191,129
#   Soft99 Corp..........................................    52,300     334,464
    SPK Corp.............................................     1,418      26,455
    Starzen Co., Ltd.....................................     8,000      23,072
    Stella Chemifa Corp..................................    23,700     321,057
    Subaru Enterprise Co., Ltd...........................   247,000     887,260
    Sugimoto & Co., Ltd..................................   114,700   1,121,213
    Suminoe Textile Co., Ltd............................. 1,443,000   5,097,353
    Sumitomo Bakelite Co., Ltd........................... 1,685,000   6,685,933
    Sumitomo Densetsu Co., Ltd...........................   198,400   2,337,023
#   Sumitomo Precision Products Co., Ltd.................   325,000   1,300,801
    Sumitomo Seika Chemicals Co., Ltd....................    65,000     441,608
    Sumitomo Warehouse Co., Ltd. (The)................... 1,342,000   7,569,538
    Sun-Wa Technos Corp..................................    30,700     305,911
    Suncall Corp.........................................     9,000      55,553
    Suzuden Corp.........................................     2,100      12,955
#*  SWCC Showa Holdings Co., Ltd......................... 6,821,000   7,546,108
    T RAD Co., Ltd.......................................   774,000   2,156,212
    T&K Toka Co., Ltd....................................    12,000     253,518
    Tachi-S Co., Ltd.....................................   106,900   1,796,657
    Tachibana Eletech Co., Ltd...........................   270,600   3,671,070
#   Tachikawa Corp.......................................   188,400   1,294,430
    Taihei Dengyo Kaisha, Ltd............................   859,000   6,508,129
#   Taiheiyo Kouhatsu, Inc............................... 2,081,000   2,015,267
    Taiho Kogyo Co., Ltd.................................   465,900   5,104,338
    Taiko Bank, Ltd. (The)...............................   249,000     544,031
    Takachiho Koheki Co., Ltd............................       400       4,017
#   Takagi Securities Co., Ltd...........................   470,000   1,165,194
    Takamatsu Construction Group Co., Ltd................    37,900     641,022
    Takano Co., Ltd......................................   290,200   1,698,351
#   Takaoka Toko Co., Ltd................................    37,244     522,415
    Takara Standard Co., Ltd.............................   926,105   8,403,432
#   Takasago International Corp..........................   115,000     548,184
#   Takasago Thermal Engineering Co., Ltd................   465,800   5,744,110
#   Take And Give Needs Co., Ltd.........................   134,390   1,589,364
#   Takigami Steel Construction Co., Ltd. (The)..........   194,000     925,363
    Takihyo Co., Ltd.....................................    17,000      69,919
    Takiron Co., Ltd..................................... 1,128,000   6,407,170
    Takisawa Machine Tool Co., Ltd.......................   103,000     206,182
    Tamura Corp.......................................... 1,317,948   5,261,036
#   Tayca Corp...........................................   831,000   3,056,804
    TBK Co., Ltd.........................................   575,000   2,912,782
    TECHNO ASSOCIE Co., Ltd..............................   171,900   1,622,393
#   Techno Ryowa, Ltd....................................   229,770   1,116,425
    Teikoku Tsushin Kogyo Co., Ltd.......................   807,000   1,469,231
#   Tekken Corp.......................................... 3,080,000  11,351,888
#*  Ten Allied Co., Ltd..................................   119,800     397,657
    Tenma Corp...........................................   573,900   8,974,394
    Teraoka Seisakusho Co., Ltd..........................   169,100     612,128

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Tigers Polymer Corp.................................    311,600 $ 1,711,095
#   Toa Corp............................................  6,003,000  10,678,871
#   Toa Oil Co., Ltd....................................    772,000   1,290,002
    TOA ROAD Corp.......................................    742,000   3,064,917
    Toabo Corp..........................................  1,272,000     908,722
    Toagosei Co., Ltd...................................    561,000   2,363,627
    Tochigi Bank, Ltd. (The)............................  2,896,000  11,979,094
    Toda Corp...........................................  5,036,000  21,571,920
#*  Toda Kogyo Corp.....................................    310,000     892,494
    Toei Co., Ltd.......................................    591,000   3,124,815
    Toenec Corp.........................................  1,102,000   6,034,753
    Toho Bank, Ltd. (The)...............................  4,567,000  16,320,876
    Toho Zinc Co., Ltd..................................    989,000   4,672,498
    Tohoku Bank, Ltd. (The).............................  1,543,000   2,250,799
    Tohokushinsha Film Corp.............................      6,400      48,580
#   Tohto Suisan Co., Ltd...............................    837,000   1,526,156
    Tokai Carbon Co., Ltd...............................  2,233,000   6,387,819
#   Tokai Lease Co., Ltd................................    672,000   1,312,803
    Tokai Rubber Industries, Ltd........................    376,600   3,721,011
    Tokushu Tokai Paper Co., Ltd........................  1,631,220   3,522,670
#   Tokuyama Corp....................................... 10,164,000  34,808,252
#   Tokyo Electron Device, Ltd..........................     63,800     892,940
    Tokyo Energy & Systems, Inc.........................    639,000   3,831,543
#   Tokyo Keiki, Inc....................................    163,000     420,761
#*  Tokyo Kikai Seisakusho, Ltd.........................    192,000     162,399
    Tokyo Ohka Kogyo Co., Ltd...........................    253,900   6,078,230
*   Tokyo Rope Manufacturing Co., Ltd...................    328,000     575,098
    Tokyo Sangyo Co., Ltd...............................    535,900   2,105,794
    Tokyo Soir Co., Ltd.................................     49,000     121,490
#   Tokyo Steel Manufacturing Co., Ltd..................  3,139,700  18,834,891
    Tokyo Tekko Co., Ltd................................  1,215,000   6,454,830
#   Tokyo Tomin Bank, Ltd. (The)........................    725,900   8,584,137
#   Tokyu Recreation Co., Ltd...........................    256,328   1,576,119
    Toli Corp...........................................  1,034,000   2,220,850
    Tomato Bank, Ltd....................................  1,324,000   2,279,547
    Tomen Devices Corp..................................        500       8,681
    Tomen Electronics Corp..............................    276,500   4,443,018
#   Tomoe Corp..........................................    895,900   3,717,308
    Tomoe Engineering Co., Ltd..........................     23,800     381,130
    Tomoku Co., Ltd.....................................  1,412,000   4,041,033
    TOMONY Holdings, Inc................................  3,318,900  13,595,089
#   Tomy Co., Ltd.......................................    156,100     810,880
    Tonami Holdings Co., Ltd............................  1,540,000   3,557,617
    Toppan Forms Co., Ltd...............................    704,700   6,887,575
    Topre Corp..........................................    350,000   4,950,880
    Topy Industries, Ltd................................  4,167,000   8,645,403
    Torii Pharmaceutical Co., Ltd.......................    298,500   8,910,454
#   Tosho Printing Co., Ltd.............................  1,091,000   5,149,739
    Totetsu Kogyo Co., Ltd..............................     66,130   1,621,695
    Tottori Bank, Ltd. (The)............................  1,075,000   2,228,289
    Towa Bank, Ltd. (The)...............................  3,093,000   3,044,298
    Towa Corp...........................................     10,700      60,681
    Toyo Denki Seizo - Toyo Electric Manufacturing Co.,
      Ltd...............................................     25,000     106,370

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Toyo Ink SC Holdings Co., Ltd........................ 1,881,000 $ 8,910,772
    Toyo Kohan Co., Ltd.................................. 2,110,000  12,233,770
    Toyo Machinery & Metal Co., Ltd......................    10,900      54,599
#   Toyo Securities Co., Ltd.............................   602,000   1,671,003
#   Toyo Tanso Co., Ltd..................................    49,400   1,211,674
    Toyo Wharf & Warehouse Co., Ltd...................... 1,006,000   2,215,643
    Trusco Nakayama Corp.................................   174,339   4,385,914
    TSI Holdings Co., Ltd................................ 2,331,720  17,129,458
    Tsubakimoto Kogyo Co., Ltd...........................    51,000     146,306
#*  Tsudakoma Corp....................................... 1,166,000   1,615,692
    Tsukishima Kikai Co., Ltd............................   391,000   4,328,775
    Tsukuba Bank, Ltd.................................... 1,141,067   3,870,816
    Tsurumi Manufacturing Co., Ltd.......................   314,000   4,187,550
    Tsutsumi Jewelry Co., Ltd............................   263,900   6,740,476
#   TTK Co., Ltd.........................................   136,000     623,550
    Tv Tokyo Holdings Corp...............................   110,100   1,864,346
    TYK Corp.............................................   690,000   1,460,592
#   U-Shin, Ltd..........................................   655,400   3,843,649
    Ube Industries, Ltd..................................    82,200     141,832
    Uchida Yoko Co., Ltd................................. 1,419,000   5,133,282
    Ueki Corp............................................   156,000     338,651
    UKC Holdings Corp....................................   120,900   1,887,213
*   Ulvac, Inc...........................................   432,700   8,611,475
    Uniden Corp.......................................... 1,457,000   3,524,860
    Unipres Corp.........................................   113,600   2,454,349
    Universal Entertainment Corp.........................    64,100   1,114,480
#   UNY Group Holdings Co., Ltd.......................... 2,341,600  13,919,796
    Utoc Corp............................................    17,500      62,651
    Valor Co., Ltd.......................................    29,300     477,485
#   Village Vanguard Co., Ltd............................    22,900     292,004
    Vital KSK Holdings, Inc..............................   248,915   2,015,126
    Wacoal Holdings Corp.................................   687,000   7,257,213
    Wakita & Co., Ltd....................................   297,000   3,477,610
    Warabeya Nichiyo Co., Ltd............................   174,100   3,473,953
#   Watabe Wedding Corp..................................    53,100     296,557
    Wood One Co., Ltd....................................   602,000   1,799,883
    Xebio Co., Ltd.......................................    90,500   1,617,419
    Y A C Co., Ltd.......................................    80,500     530,579
#   Yachiyo Bank, Ltd. (The).............................   184,975   5,891,661
    Yachiyo Industry Co., Ltd............................    14,900      98,199
    Yahagi Construction Co., Ltd.........................     6,700      50,947
    Yaizu Suisankagaku Industry Co., Ltd.................    22,700     212,243
    YAMABIKO Corp........................................   127,974   5,016,401
#   Yamagata Bank, Ltd. (The)............................ 2,012,000   9,751,923
    Yamaichi Electronics Co., Ltd........................   132,100     849,665
    Yamanashi Chuo Bank, Ltd. (The)...................... 3,321,000  14,886,884
    Yamatane Corp........................................   889,000   1,519,855
    Yamato Corp..........................................   336,000   1,173,334
    Yamato International, Inc............................    13,800      61,721
    Yamaura Corp.........................................    21,600      69,141
#   Yamaya Corp..........................................    21,400     375,028
    Yamazawa Co., Ltd....................................     2,200      35,538
    Yashima Denki Co., Ltd...............................    15,300      83,203

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Yasuda Logistics Corp.............................   193,900 $    1,978,817
    Yellow Hat, Ltd...................................   200,900      4,406,243
#   Yodogawa Steel Works, Ltd......................... 3,721,000     16,605,404
    Yokogawa Bridge Holdings Corp.....................   656,700      9,854,701
#   Yokohama Reito Co., Ltd........................... 1,179,900      9,935,522
    Yokowo Co., Ltd...................................    37,300        193,619
    Yondenko Corp.....................................   443,650      1,815,157
    Yonekyu Corp......................................     2,000         18,084
    Yonex Co., Ltd....................................   149,000      1,129,029
    Yorozu Corp.......................................   115,300      2,450,795
    Yuasa Funashoku Co., Ltd..........................   581,000      1,555,045
    Yuken Kogyo Co., Ltd..............................   164,000        384,933
    Yurtec Corp....................................... 1,138,000      7,022,790
    Yusen Logistics Co., Ltd..........................   179,900      2,078,029
    Yushiro Chemical Industry Co., Ltd................    51,400        649,756
    Yutaka Giken Co., Ltd.............................     1,700         38,922
#   Zojirushi Corp....................................    68,000        315,191
#   Zuken, Inc........................................    25,200        245,819
                                                                 --------------
TOTAL JAPAN...........................................            2,917,178,695
                                                                 --------------
NETHERLANDS -- (2.0%)
#   Accell Group......................................    20,058        370,839
*   AMG Advanced Metallurgical Group NV...............     1,714         16,688
#*  APERAM............................................ 1,753,419     59,008,490
    ASM International NV..............................   536,434     20,398,057
#*  Ballast Nedam NV..................................    23,358        118,638
    BE Semiconductor Industries NV....................   821,028     13,697,685
    BinckBank NV......................................   523,547      5,928,997
    Corbion NV........................................   420,669      8,006,455
    Delta Lloyd NV.................................... 2,392,235     55,257,637
*   Grontmij..........................................   118,051        639,834
#   Heijmans NV.......................................   510,079      7,238,617
    Hunter Douglas NV.................................       248         11,158
    KAS Bank NV.......................................   298,496      4,027,680
#   Koninklijke BAM Groep NV.......................... 6,983,328     18,931,584
    Koninklijke Ten Cate NV...........................   266,764      6,873,899
    Koninklijke Wessanen NV...........................   542,912      3,161,998
*   Macintosh Retail Group NV.........................     7,600         76,200
#*  Ordina NV......................................... 2,211,228      5,296,681
#*  SNS Reaal NV...................................... 4,344,025             --
    Telegraaf Media Groep NV..........................    93,393        813,805
#   TNT Express NV....................................   294,173      2,370,491
*   TomTom NV......................................... 2,919,396     21,222,350
    USG People NV..................................... 1,928,586     26,638,366
                                                                 --------------
TOTAL NETHERLANDS.....................................              260,106,149
                                                                 --------------
NEW ZEALAND -- (0.3%)
#   Abano Healthcare Group, Ltd.......................       754          4,138
    Air New Zealand, Ltd.............................. 9,271,570     15,541,505
    Auckland International Airport, Ltd...............   521,948      1,687,413
    Cavalier Corp., Ltd...............................     3,143          3,057
    CDL Investments New Zealand, Ltd..................   214,126         94,385

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NEW ZEALAND -- (Continued)
    Chorus, Ltd.........................................    315,895 $   468,384
    Colonial Motor Co., Ltd. (The)......................    243,551   1,091,004
    Contact Energy, Ltd.................................     95,220     447,145
#   Ebos Group, Ltd.....................................     74,525     638,964
#   Heartland New Zealand, Ltd..........................    600,701     478,830
#   Metlifecare, Ltd....................................     54,172     202,391
    Millennium & Copthorne Hotels New Zealand, Ltd......    905,618     973,903
    New Zealand Oil & Gas, Ltd..........................  2,109,907   1,437,888
    New Zealand Refining Co., Ltd. (The)................     22,674      32,538
#   Nuplex Industries, Ltd..............................  2,847,439   7,149,445
#   PGG Wrightson, Ltd..................................  2,111,833     717,095
    Richina Pacific, Ltd................................    832,183      47,718
#*  Rubicon, Ltd........................................  3,767,301   1,285,890
#   Sanford, Ltd........................................  1,099,644   3,783,615
    Sky Network Television, Ltd.........................    383,000   2,188,059
#   Steel & Tube Holdings, Ltd..........................    158,934     396,509
*   Tenon, Ltd..........................................    137,210     174,612
    Tourism Holdings, Ltd...............................    870,292     921,691
    Tower, Ltd..........................................  2,457,096   3,808,013
                                                                    -----------
TOTAL NEW ZEALAND.......................................             43,574,192
                                                                    -----------
NORWAY -- (0.9%)
    Aker ASA Class A....................................     45,925   1,756,653
*   Archer, Ltd.........................................  3,195,711   4,934,456
    Austevoll Seafood ASA...............................    888,845   5,980,893
    Bonheur ASA.........................................    221,052   4,037,849
    BW Offshore, Ltd....................................  5,728,740   7,576,780
    Cermaq ASA..........................................     72,561     915,718
*   Deep Sea Supply P.L.C...............................    557,710     863,704
*   DOF ASA.............................................    563,923   2,478,526
*   Dolphin Group A.S...................................  1,409,067   1,250,190
    Eltek ASA...........................................  1,433,745   2,048,374
    Evry ASA............................................    239,145     448,767
    Farstad Shipping ASA................................    207,709   3,779,573
#*  Frontline, Ltd......................................    537,534   1,308,266
    Ganger Rolf ASA.....................................    402,700   6,782,151
#   Golden Ocean Group, Ltd.............................  5,843,464   8,922,962
*   Grieg Seafood ASA...................................    103,905     462,339
*   Havila Shipping ASA.................................     38,346     201,002
*   Kongsberg Automotive Holding ASA.................... 10,167,813  10,968,091
    Kvaerner ASA........................................    936,019   1,627,251
#*  Norske Skogindustrier ASA...........................  4,239,299   3,549,036
    Northern Offshore, Ltd..............................     39,788      69,899
*   Norwegian Energy Co. ASA............................        323           8
*   Odfjell SE Class A..................................    249,938   1,050,721
*   Panoro Energy ASA...................................  3,781,731   2,069,716
#*  REC Silicon ASA..................................... 27,551,701  15,150,194
*   REC Solar ASA.......................................    251,850   3,340,673
#*  Sevan Drilling A.S..................................  3,511,174   1,667,641
    Sevan Marine ASA....................................    531,955   2,035,754
    Siem Offshore, Inc..................................    580,412     741,511
    Solstad Offshore ASA................................    359,951   6,022,892
#*  Songa Offshore......................................  4,766,192   1,946,949

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
NORWAY -- (Continued)
    SpareBank 1 SMN...................................     800,888 $  6,787,332
    Stolt-Nielsen, Ltd................................      83,138    1,888,728
*   Storebrand ASA....................................     613,074    3,406,303
    TTS Group ASA.....................................      74,071       68,962
    Wilh Wilhelmsen ASA...............................       4,973       41,049
    Wilh Wilhelmsen Holding ASA Class A...............     253,267    7,737,601
                                                                   ------------
TOTAL NORWAY..........................................              123,918,514
                                                                   ------------
PORTUGAL -- (0.7%)
#*  Banco BPI SA......................................   4,015,820    8,087,290
#*  Banco Comercial Portugues SA...................... 516,415,630   73,754,003
    Corticeira Amorim SGPS SA.........................   2,076,904    8,089,218
    EDP Renovaveis SA.................................     198,563    1,400,104
    NOS SGPS..........................................     791,141    4,715,330
#   Novabase SGPS SA..................................      10,085       43,349
*   Papelaria Fernandes-Industria e Comercia SA.......       2,000           --
    Semapa-Sociedade de Investimento e Gestao.........      15,199      223,211
#*  Sonae Capital SGPS SA.............................     289,985      133,099
#*  Sonae Industria SGPS SA...........................   1,382,848      669,515
*   Sumol + Compal SA.................................      53,800       77,084
#   Teixeira Duarte SA................................      32,213       34,482
                                                                   ------------
TOTAL PORTUGAL........................................               97,226,685
                                                                   ------------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C..............................     380,939      967,857
                                                                   ------------
SINGAPORE -- (1.5%)
*   Abterra, Ltd......................................      52,000       29,938
#   ASL Marine Holdings, Ltd..........................   1,254,800      679,267
#*  Ausgroup, Ltd.....................................   1,742,000      572,802
    Banyan Tree Holdings, Ltd.........................      59,000       31,127
    Biosensors International Group, Ltd...............     281,000      190,758
    Bonvests Holdings, Ltd............................   1,338,280    1,561,240
#*  Broadway Industrial Group, Ltd....................   3,557,000      752,906
#   China Merchants Holdings Pacific, Ltd.............   1,417,000    1,096,139
#   Chip Eng Seng Corp., Ltd..........................   8,982,198    5,968,161
    Chuan Hup Holdings, Ltd...........................   7,757,000    1,800,812
    Creative Technology, Ltd..........................     820,850    1,477,643
    CSC Holdings, Ltd.................................     348,000       21,656
*   Delong Holdings, Ltd..............................     679,000      139,052
    DMX Technologies Group, Ltd.......................   3,585,000      535,830
    EnGro Corp., Ltd..................................     115,500      109,789
*   Excel Machine Tools, Ltd..........................     473,000           --
#   Ezra Holdings, Ltd................................  15,946,000   14,945,524
    Falcon Energy Group, Ltd..........................     291,000       98,720
    Far East Orchard, Ltd.............................   5,199,720    7,916,016
*   First Sponsor Group, Ltd..........................     980,587    1,021,854
    GK Goh Holdings, Ltd..............................   2,295,000    1,644,026
    GMG Global, Ltd...................................   2,897,000      192,591
    GP Batteries International, Ltd...................     170,000      108,359
    GP Industries, Ltd................................   2,169,808      908,161
*   Hanwell Holdings, Ltd.............................   6,729,043    1,560,847
*   Healthway Medical Corp., Ltd......................   3,776,000      178,439

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    HG Metal Manufacturing, Ltd.........................  1,230,000 $    77,802
    Hi-P International, Ltd.............................     66,000      34,131
    Hiap Hoe, Ltd.......................................     47,000      33,884
    Ho Bee Land, Ltd....................................  6,925,000  12,448,324
    Hong Fok Corp., Ltd.................................  7,753,000   6,594,624
    Hong Leong Asia, Ltd................................    991,000   1,259,992
#   Hotel Grand Central, Ltd............................  2,765,239   3,054,129
    Hour Glass, Ltd. (The)..............................    402,320     598,144
    HupSteel, Ltd.......................................     29,000       4,908
    Hwa Hong Corp., Ltd.................................  1,014,000     259,916
#   Indofood Agri Resources, Ltd........................  4,691,000   3,630,544
    InnoTek, Ltd........................................  4,171,000   1,216,217
#   IPC Corp., Ltd...................................... 16,472,000   2,016,450
    Isetan Singapore, Ltd...............................    171,000     669,572
#   Jaya Holdings, Ltd..................................  5,173,000     256,025
*   Jurong Technologies Industrial Corp., Ltd...........  3,391,000          --
    k1 Ventures, Ltd.................................... 14,032,000   2,304,015
    Koh Brothers Group, Ltd.............................  1,464,000     368,967
*   KS Energy, Ltd......................................     16,000       5,966
    LCD Global Investments, Ltd.........................  6,875,960   1,617,816
    Lee Kim Tah Holdings, Ltd...........................  2,313,000   1,660,573
*   Li Heng Chemical Fibre Technologies, Ltd............ 11,463,000     826,990
    Lian Beng Group, Ltd................................  1,122,000     645,223
#*  Linc Energy, Ltd....................................  1,719,514   1,715,758
    Low Keng Huat Singapore, Ltd........................     85,000      46,241
    Lum Chang Holdings, Ltd.............................  1,381,000     425,682
    Marco Polo Marine, Ltd..............................    129,000      36,042
*   Mercator Lines Singapore, Ltd.......................    777,000      53,514
#   Mermaid Maritime PCL................................  1,424,000     499,528
#   Metro Holdings, Ltd................................. 10,849,960   8,057,463
    Mewah International, Inc............................     56,000      19,033
#   Midas Holdings, Ltd................................. 22,610,000   7,863,042
    NSL, Ltd............................................    655,000     899,100
#*  Oceanus Group, Ltd.................................. 11,176,000     187,649
#   Otto Marine, Ltd.................................... 19,127,500   1,094,584
*   OUE Hospitality Trust...............................         --          --
#   OUE, Ltd............................................  1,412,000   2,765,195
    Penguin International, Ltd..........................    847,250     155,865
    Popular Holdings, Ltd...............................  8,482,250   1,763,642
    QAF, Ltd............................................  3,935,637   2,734,484
*   Raffles Education Corp., Ltd........................ 15,391,200   4,725,561
    Rickmers Maritime...................................    245,000      58,925
*   S I2I, Ltd.......................................... 20,549,000     115,305
    San Teh, Ltd........................................    819,800     197,408
*   Sapphire Corp., Ltd.................................    502,000      33,410
    Sinarmas Land, Ltd..................................    475,000     251,643
    Sing Holdings, Ltd..................................    399,000     121,162
    Sing Investments & Finance, Ltd.....................     84,000      90,473
    Singapore Reinsurance Corp., Ltd....................  3,080,110     728,318
    Singapore Shipping Corp., Ltd.......................  1,078,000     223,470
    Singapura Finance, Ltd..............................    105,000     129,287
    Stamford Land Corp., Ltd............................  4,041,000   2,089,600
    Sunningdale Tech, Ltd...............................  9,957,000   1,634,169

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
#*  SunVic Chemical Holdings, Ltd......................  7,560,000 $  3,077,299
#   Swiber Holdings, Ltd............................... 15,419,000    6,456,093
#   Tat Hong Holdings, Ltd.............................  1,679,000    1,180,397
    Tiong Woon Corp. Holding, Ltd......................  8,059,500    2,187,313
#   Tuan Sing Holdings, Ltd............................ 17,928,152    5,730,987
#   UMS Holdings, Ltd..................................  3,625,750    1,815,427
    United Engineers, Ltd..............................  9,399,332   18,034,670
#   United Industrial Corp., Ltd.......................  4,194,314   11,425,177
    Wheelock Properties Singapore, Ltd.................  2,353,000    3,568,195
    Wing Tai Holdings, Ltd.............................  9,494,054   14,981,876
    Yeo Hiap Seng, Ltd.................................    919,457    1,566,337
    YHI International, Ltd.............................     31,000        6,060
    Yongnam Holdings, Ltd..............................  1,124,000      211,092
                                                                   ------------
TOTAL SINGAPORE........................................             192,082,345
                                                                   ------------
SPAIN -- (2.7%)
#   Abengoa SA.........................................    696,680    4,015,263
#   Abengoa SA Class B.................................  2,199,134   11,691,579
    Acciona SA.........................................    169,082   13,865,545
    Acerinox SA........................................    217,272    3,615,803
    Adveo Group International SA.......................    174,804    4,216,072
*   Azkoyen SA.........................................      2,580        7,713
    Bankinter SA.......................................  9,175,356   79,225,787
#*  Baron de Ley.......................................     22,116    2,205,127
#*  Caja de Ahorros del Mediterraneo...................    298,813           --
#*  Cementos Portland Valderrivas SA...................    217,063    1,501,790
#   Construcciones y Auxiliar de Ferrocarriles SA......      2,075      861,755
*   Deoleo SA..........................................  8,782,900    4,760,185
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA...............................................     44,356      484,926
#*  Dogi International Fabrics SA......................     19,173       35,352
    Ebro Foods SA......................................    369,200    7,544,952
#   Elecnor SA.........................................      3,832       54,729
#   Ence Energia y Celulosa SA.........................  4,168,259    8,875,005
*   Ercros SA..........................................  1,781,735    1,170,129
*   Espanola del Zinc SA...............................     53,703           --
#   Fluidra SA.........................................    145,459      629,421
#*  Fomento de Construcciones y Contratas SA...........    756,658   16,387,380
*   Gamesa Corp. Tecnologica SA........................  7,418,085   92,890,983
    Grupo Catalana Occidente SA........................     44,744    1,568,323
#*  Grupo Ezentis SA...................................    267,107      255,221
    Iberpapel Gestion SA...............................    107,514    1,876,590
#   Melia Hotels International SA......................  1,283,223   14,885,031
    Miquel y Costas & Miquel SA........................     25,501    1,005,418
*   Natra SA...........................................     46,081      108,869
#*  NH Hotel Group SA..................................  3,134,282   16,947,059
#   Obrascon Huarte Lain SA............................    344,703   13,011,142
    Papeles y Cartones de Europa SA....................    853,066    4,881,535
*   Pescanova SA.......................................    338,483           --
#*  Promotora de Informaciones SA Class A..............  7,387,899    3,369,971
*   Realia Business SA.................................    395,317      621,081
#*  Sacyr SA...........................................  7,565,697   42,649,168
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    370,644       18,239
#*  Solaria Energia y Medio Ambiente SA................    876,126    1,025,715

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
*   Telecomunicaciones y Energia........................    10,394 $     20,656
    Tubacex SA..........................................   178,458      930,384
    Tubos Reunidos SA...................................   197,676      698,731
*   Vocento SA..........................................    14,029       32,687
                                                                   ------------
TOTAL SPAIN.............................................            357,945,316
                                                                   ------------
SWEDEN -- (3.4%)
    Acando AB...........................................   891,878    1,543,361
    AddNode Group AB....................................    37,990      231,293
    AF AB Class B.......................................    60,382    1,009,824
#*  Arise AB............................................    83,245      265,977
    B&B Tools AB Class B................................   228,581    5,316,569
#*  BE Group AB.........................................   177,997      294,961
    Beijer Alma AB......................................    20,457      576,896
    Beijer Ref AB Class B...............................   185,323    3,922,347
    Bilia AB Class A....................................   442,474   11,998,793
    BillerudKorsnas AB.................................. 3,495,031   51,631,723
#   Biotage AB..........................................   895,743    1,425,071
    Bure Equity AB...................................... 1,251,194    5,393,145
    Catena AB...........................................    97,210    1,436,273
    Cavotec SA..........................................    12,841       67,496
#*  Cloetta AB Class B.................................. 1,020,075    3,049,661
    Concentric AB.......................................   629,970    8,311,807
*   Concordia Maritime AB Class B.......................   400,102      825,347
*   CyberCom Group AB................................... 1,094,556      438,689
    Duni AB.............................................   152,588    2,095,743
#*  East Capital Explorer AB............................    87,636      684,242
    Enea AB.............................................     2,135       17,179
#*  Eniro AB............................................ 2,458,895    7,876,016
    FinnvedenBulten AB..................................   104,428    1,002,240
    Gunnebo AB..........................................   369,870    2,186,814
    Haldex AB........................................... 1,227,419   16,138,377
    Holmen AB Class B................................... 1,382,044   46,544,023
    Industrial & Financial Systems Class B..............    49,519    1,620,669
*   KappAhl AB..........................................   363,662    2,025,367
#*  Karolinska Development AB Class B...................    86,701      283,812
    KNOW IT AB..........................................   158,917    1,402,816
    Lagercrantz AB Class B..............................   200,805    4,346,962
*   Lindab International AB.............................   539,642    5,084,053
    Meda AB Class A..................................... 1,651,937   26,634,491
#   Mekonomen AB........................................    18,174      417,589
    MQ Holding AB.......................................   261,005    1,113,724
#   Mycronic AB......................................... 1,700,745    4,252,883
*   Net Insight AB Class B.............................. 1,449,961      471,681
#   New Wave Group AB Class B........................... 1,081,617    6,099,275
#   Nobia AB............................................   534,220    4,079,579
    Nolato AB Class B...................................   156,489    3,825,880
#*  PA Resources AB.....................................   216,361      200,405
#   Peab AB............................................. 1,705,181   12,019,814
#*  Pricer AB Class B...................................   322,834      240,348
    Proact IT Group AB..................................    49,003      663,935
#   Ratos AB Class B....................................   881,058    7,188,305
    ReadSoft AB Class B.................................     5,267       39,192

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
#*  rnb Retail and Brands AB............................    95,803 $    140,608
    Saab AB Class B.....................................   713,877   19,512,141
#*  SAS AB.............................................. 4,129,940    7,562,368
    Semcon AB...........................................    36,297      318,229
    SkiStar AB..........................................     2,540       29,213
#*  SSAB AB Class A..................................... 4,143,538   40,000,073
#*  SSAB AB Class B..................................... 1,214,763   10,649,279
*   Swedish Orphan Biovitrum AB......................... 1,010,327   12,146,776
#   TradeDoubler AB.....................................   138,772      182,550
*   Transcom WorldWide SA(7206715)......................   591,524       93,785
#*  Transcom WorldWide SA(7206726)...................... 3,783,484      660,349
    Trelleborg AB Class B............................... 5,289,098  101,294,950
                                                                   ------------
TOTAL SWEDEN............................................            448,884,968
                                                                   ------------
SWITZERLAND -- (3.9%)
    AFG Arbonia-Forster Holding AG......................   278,888    7,531,912
    Allreal Holding AG..................................   143,757   19,684,665
    Alpiq Holding AG....................................    22,842    2,397,263
    ALSO Holding AG.....................................     9,375      582,836
    Autoneum Holding AG.................................    15,174    2,596,354
    Baloise Holding AG..................................   213,978   25,764,064
    Bank Coop AG........................................    18,665      910,493
    Banque Cantonale de Geneve..........................    13,130    3,050,750
    Banque Cantonale du Jura............................     7,948      538,195
    Banque Cantonale Vaudoise...........................     8,346    4,444,636
#   Basler Kantonalbank.................................     4,254      317,929
    Bell AG.............................................        61      157,395
    Bellevue Group AG...................................    54,925      775,134
    Berner Kantonalbank AG..............................     1,618      335,759
    Bobst Group SA......................................   191,684    8,946,885
    Bossard Holding AG Class A..........................     2,284      265,780
    Carlo Gavazzi Holding AG............................     7,688    2,020,532
    Cham Paper Holding AG...............................    11,660    3,282,658
*   Charles Voegele Holding AG..........................   161,832    2,778,432
    Cicor Technologies..................................    12,055      497,378
    Cie Financiere Tradition SA.........................     1,454       69,126
    Clariant AG......................................... 1,344,747   25,034,994
    Coltene Holding AG..................................    57,514    3,465,516
    Conzzeta AG.........................................     3,818   15,290,198
    Daetwyler Holding AG................................   133,839   18,741,254
    EFG International AG................................   709,753    8,466,216
    Emmi AG.............................................    39,124   13,480,815
#   Energiedienst Holding AG............................     2,839       96,868
    Flughafen Zuerich AG................................    49,184   30,611,709
    Forbo Holding AG....................................     8,860    8,651,819
    GAM Holding AG...................................... 1,855,692   33,591,454
    Georg Fischer AG....................................    29,801   19,693,315
    Gurit Holding AG....................................     8,656    4,065,942
    Helvetia Holding AG.................................   121,594   59,248,800
    HOCHDORF Holding AG.................................        43        5,984
    Huber & Suhner AG...................................     4,143      204,982
    Implenia AG.........................................   262,982   15,479,890
    Intershop Holdings AG...............................     7,603    2,949,262

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Jungfraubahn Holding AG............................      3,905 $    323,840
    Kardex AG..........................................     56,693    2,600,373
    Komax Holding AG...................................     17,326    2,666,616
    Kudelski SA........................................    173,873    2,951,186
    Liechtensteinische Landesbank AG...................     39,171    1,703,559
    Lonza Group AG.....................................     18,845    2,089,790
    Luzerner Kantonalbank AG...........................        704      273,430
    MCH Group AG.......................................      5,927      422,188
#*  Meyer Burger Technology AG.........................  1,090,737   12,825,838
    Micronas Semiconductor Holding AG..................    100,278      819,732
    Mikron Holding AG..................................     38,875      359,374
    Mobimo Holding AG..................................     22,498    4,568,408
#*  Orascom Development Holding AG.....................    105,315    2,215,578
    Orior AG...........................................        960       60,128
    PubliGroupe AG.....................................        962      224,809
    Romande Energie Holding SA.........................      4,003    4,813,324
*   Schmolz + Bickenbach AG............................  7,264,075   10,977,502
    Schweiter Technologies AG..........................      2,402    1,679,909
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    382,940   34,073,274
    Siegfried Holding AG...............................     28,408    4,962,076
    St Galler Kantonalbank AG..........................     13,103    4,986,812
    Swiss Life Holding AG..............................    179,271   41,456,111
*   Swisslog Holding AG................................    286,563      355,808
    Tamedia AG.........................................        804      109,294
#*  Tornos Holding AG..................................     42,112      278,258
*   Valartis Group AG..................................      3,658       84,340
    Valiant Holding AG.................................     91,940    8,735,635
    Valora Holding AG..................................     40,173    9,710,610
    Vaudoise Assurances Holding SA Class B.............     21,719    9,770,651
    Vetropack Holding AG...............................        330      575,135
#   Vontobel Holding AG................................    128,871    4,614,911
    VP Bank AG.........................................     37,874    3,274,583
#   Zehnder Group AG...................................     13,428      531,841
    Zug Estates Holding AG.............................        109      140,436
    Zuger Kantonalbank AG..............................         31      154,943
                                                                   ------------
TOTAL SWITZERLAND......................................             521,417,496
                                                                   ------------
UNITED KINGDOM -- (20.5%)
    Acal P.L.C.........................................    561,584    2,047,368
*   Afren P.L.C........................................  2,338,285    4,334,567
    African Barrick Gold P.L.C.........................  1,095,900    4,837,169
*   Aga Rangemaster Group P.L.C........................  1,951,519    5,201,126
    Alent P.L.C........................................  5,687,414   32,091,671
    Alumasc Group......................................    575,307    1,078,479
*   Amberley Group P.L.C...............................     71,000           --
    Amlin P.L.C........................................ 11,024,189   84,699,829
    Anglo Pacific Group P.L.C..........................  1,249,767    3,968,387
    Anglo-Eastern Plantations P.L.C....................    241,403    2,743,069
    Ashtead Group P.L.C................................  8,776,580  131,654,360
    Avesco Group P.L.C.................................     84,124      157,925
    Barratt Developments P.L.C......................... 23,006,147  134,965,276
    BBA Aviation P.L.C.................................  1,446,324    7,758,720
    Beazley P.L.C...................................... 12,470,827   51,217,742

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
    Bellway P.L.C.......................................  3,448,205 $87,525,558
    Berendsen P.L.C.....................................    710,342  12,528,318
    Bloomsbury Publishing P.L.C.........................     87,540     260,277
    Bodycote P.L.C......................................  5,021,077  58,683,748
    Boot Henry P.L.C....................................  1,143,997   3,573,107
    Bovis Homes Group P.L.C.............................  3,801,855  48,850,106
    Braemar Shipping Services P.L.C.....................      1,546      13,001
    British Polythene Industries P.L.C..................    319,936   3,442,987
#   Bwin.Party Digital Entertainment P.L.C..............  1,708,264   2,464,122
*   Cairn Energy P.L.C..................................  1,365,015   4,050,728
#   Camellia P.L.C......................................      2,629     462,450
    Cape P.L.C..........................................    205,431     982,544
    Capital & Regional P.L.C............................  9,635,790   7,454,352
    Carclo P.L.C........................................     23,360      45,631
    Carillion P.L.C.....................................  4,117,541  23,157,372
    Carr's Milling Industries P.L.C.....................     45,502   1,400,392
    Castings P.L.C......................................    435,213   3,783,705
    Catlin Group, Ltd...................................  9,072,341  76,975,041
*   Centamin P.L.C......................................  2,298,053   2,795,882
#   Centaur Media P.L.C.................................    131,854     135,079
    Chemring Group P.L.C................................    359,380   1,229,035
    Chesnara P.L.C......................................    287,889   1,506,683
    Chime Communications P.L.C..........................    186,985   1,028,061
    Close Brothers Group P.L.C..........................  1,724,250  36,848,121
*   Coalfield Resources P.L.C...........................    911,673      93,179
*   Colt Group SA.......................................  5,697,536  13,932,747
#   Communisis P.L.C....................................  2,806,381   2,911,129
    Computacenter P.L.C.................................  1,910,955  19,572,735
    Cranswick P.L.C.....................................      3,525      75,115
    Creston P.L.C.......................................    187,426     329,635
    CSR P.L.C...........................................  4,886,688  43,463,870
    Daejan Holdings P.L.C...............................     78,595   6,325,665
    Dairy Crest Group P.L.C.............................    661,765   4,683,581
    Debenhams P.L.C.....................................  3,944,220   4,384,082
    Development Securities P.L.C........................  2,535,087   8,942,868
*   Dixons Retail P.L.C................................. 73,849,435  64,203,321
    Drax Group P.L.C....................................    269,252   3,167,349
    DS Smith P.L.C...................................... 15,172,280  66,906,606
    easyJet P.L.C.......................................  1,344,825  29,310,731
    Elementis P.L.C.....................................  3,767,242  17,114,635
*   EnQuest P.L.C.......................................    886,739   2,023,010
*   Enterprise Inns P.L.C............................... 11,707,291  24,677,177
    Evraz P.L.C.........................................    793,119   1,279,064
    Ferrexpo P.L.C......................................    106,229     239,998
*   Findel P.L.C........................................      3,863      16,611
*   Firstgroup P.L.C....................................  1,936,648   4,117,440
    Fortune Oil P.L.C...................................     30,128       5,214
    Future P.L.C........................................  1,768,908     256,730
    Galliford Try P.L.C.................................    797,107  17,074,715
*   Gem Diamonds, Ltd...................................  1,991,383   6,526,285
    Grafton Group P.L.C.................................  1,800,736  17,451,402
    Greene King P.L.C...................................  4,908,532  68,255,985
*   Hardy Oil & Gas P.L.C...............................     78,909     149,241

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Harvey Nash Group P.L.C............................    660,735 $  1,137,829
    Headlam Group P.L.C................................     23,414      158,987
    Helical Bar P.L.C..................................  2,462,462   14,199,554
    Hiscox, Ltd........................................  8,547,223   97,169,235
*   Hochschild Mining P.L.C............................    170,737      468,916
    Home Retail Group P.L.C............................ 17,411,868   48,635,245
    Hunting P.L.C......................................    171,308    2,507,523
    Huntsworth P.L.C...................................  3,242,574    2,746,754
    Inchcape P.L.C.....................................  8,776,728   94,801,411
    Intermediate Capital Group P.L.C...................  2,324,248   15,745,792
*   International Ferro Metals, Ltd....................  1,960,461      246,395
    Interserve P.L.C...................................    499,652    5,359,775
*   IP Group P.L.C.....................................    203,097      620,804
#*  JKX Oil & Gas P.L.C................................    391,101      283,013
    John Wood Group P.L.C..............................    287,338    3,621,851
*   Johnston Press P.L.C...............................  9,581,891      706,454
*   Kazakhmys P.L.C....................................    782,799    4,273,001
    Keller Group P.L.C.................................    627,561    9,176,774
    Laird P.L.C........................................  3,501,358   17,010,320
*   Lamprell P.L.C.....................................    714,329    1,825,703
    Lancashire Holdings, Ltd...........................  1,308,853   13,523,342
    Lavendon Group P.L.C...............................  1,928,013    6,892,727
#*  Lonmin P.L.C.......................................  3,681,773   14,117,153
    Lookers P.L.C......................................    257,901      577,056
    Low & Bonar P.L.C..................................  3,379,454    4,995,659
    Man Group P.L.C.................................... 15,145,338   30,270,425
    Management Consulting Group P.L.C..................  3,240,625    1,214,868
    Marshalls P.L.C....................................  1,577,815    4,272,012
    Marston's P.L.C.................................... 13,861,464   33,544,789
    McBride P.L.C......................................     14,899       23,991
*   Mecom Group P.L.C..................................    300,899      763,172
    Meggitt P.L.C......................................  4,550,461   38,963,557
    Melrose Industries P.L.C...........................  1,016,199    4,501,135
    Millennium & Copthorne Hotels P.L.C................  4,813,561   47,515,524
*   Mitchells & Butlers P.L.C..........................  5,754,583   36,230,054
    MJ Gleeson Group P.L.C.............................    647,169    4,099,716
    Mondi P.L.C........................................  3,946,322   69,115,734
#   Morgan Sindall Group P.L.C.........................    111,273    1,503,481
#*  Mothercare P.L.C...................................    176,010      713,921
    MS International P.L.C.............................     28,271       92,579
    National Express Group P.L.C.......................  3,807,290   16,771,824
#*  New World Resources P.L.C. Class A.................     32,193        4,266
    Northgate P.L.C....................................  2,583,495   21,459,441
    Novae Group P.L.C..................................    620,989    5,760,472
    Pace P.L.C.........................................  1,121,383    6,029,740
    Pendragon P.L.C....................................  6,015,813    3,195,223
    Persimmon P.L.C....................................  7,699,013  162,152,773
*   Petra Diamonds, Ltd................................     21,276       71,592
*   Petropavlovsk P.L.C................................  1,030,734      587,985
    Phoenix Group Holdings.............................  1,186,570   13,999,005
    Phoenix IT Group, Ltd..............................     16,230       24,684
*   Premier Foods P.L.C................................ 14,447,341   10,223,012
    Premier Oil P.L.C..................................  1,175,923    6,372,915

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
#*  Punch Taverns P.L.C................................  9,491,987 $  1,466,316
    PV Crystalox Solar P.L.C...........................    131,337       37,893
*   Quintain Estates & Development P.L.C...............  7,558,667   11,230,448
    REA Holdings P.L.C.................................      1,354       10,515
    Redrow P.L.C.......................................  5,600,709   23,110,196
*   Renold P.L.C.......................................  1,175,797    1,226,115
    RPS Group P.L.C....................................    625,069    2,696,799
    S&U P.L.C..........................................      4,296      130,363
*   Salamander Energy P.L.C............................  1,363,504    2,585,437
*   SDL P.L.C..........................................     25,757      138,235
    Serco Group P.L.C..................................    250,686    1,529,820
*   Severfield P.L.C...................................    287,223      293,216
    Shanks Group P.L.C.................................  5,901,551   10,721,306
    SIG P.L.C.......................................... 14,208,459   40,022,521
    Soco International P.L.C...........................      4,271       30,920
    Speedy Hire P.L.C..................................  2,795,569    2,485,391
    Spirit Pub Co. P.L.C............................... 11,153,659   13,749,737
*   Sportech P.L.C.....................................    171,230      249,565
    St Ives P.L.C......................................  2,304,784    8,258,302
    ST Modwen Properties P.L.C.........................  3,904,319   24,412,310
    Taylor Wimpey P.L.C................................ 74,636,908  139,508,966
*   Thomas Cook Group P.L.C............................ 26,499,309   54,513,607
    Travis Perkins P.L.C...............................  4,425,676  124,613,967
    Treatt P.L.C.......................................    118,770      327,518
#   Trifast P.L.C......................................    888,900    1,698,977
*   Trinity Mirror P.L.C...............................  7,644,285   25,496,859
    TT electronics P.L.C...............................  2,534,061    7,902,901
    TUI Travel P.L.C...................................  2,716,251   16,580,613
    Tullett Prebon P.L.C...............................    120,781      503,344
    UTV Media P.L.C....................................      6,241       23,046
    Vedanta Resources P.L.C............................    185,707    3,276,203
    Vesuvius P.L.C.....................................  5,951,466   46,585,812
    Vislink P.L.C......................................    224,246      161,818
    Vitec Group P.L.C. (The)...........................      1,296       12,371
    Vp P.L.C...........................................    315,426    3,408,274
*   William Ransom & Son Holding P.L.C.................     65,000           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                     SHARES        VALUE++
                                                    ---------- ---------------
UNITED KINGDOM -- (Continued)
      Xchanging P.L.C..............................  1,273,407 $     3,782,628
                                                               ---------------
TOTAL UNITED KINGDOM...............................              2,726,503,580
                                                               ---------------
TOTAL COMMON STOCKS................................             12,354,973,070
                                                               ---------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
*     Valneva SE...................................          1               1
                                                               ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*     Ramelius Resources, Ltd......................    258,526           1,922
                                                               ---------------
AUSTRIA -- (0.0%)
*     Intercell AG.................................     41,929              --
                                                               ---------------
FRANCE -- (0.0%)
#*    Bigben Interactive Rights 01/31/2016.........      2,948             355
*     Peugeot SA Warrants 04/29/17.................  1,663,009       3,974,932
                                                               ---------------
TOTAL FRANCE.......................................                  3,975,287
                                                               ---------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14.......     23,761         264,655
                                                               ---------------
ISRAEL -- (0.0%)
#*    Africa Israel Investments, Ltd. Rights
        03/31/2015.................................    263,195          21,664
                                                               ---------------
TOTAL RIGHTS/WARRANTS..............................                  4,263,528
                                                               ---------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)        VALUE+
                                                    ---------- ---------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund............... 79,841,688     923,768,328
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,720,428,045)^^.........................            $13,283,004,927
                                                               ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia............ $    1,222,183 $   680,902,481   --    $   682,124,664
   Austria..............             --      95,506,576   --         95,506,576
   Belgium..............         73,266     107,072,910   --        107,146,176
   Canada...............  1,171,586,690       2,616,814   --      1,174,203,504
   China................             --       4,788,202   --          4,788,202
   Denmark..............             --     255,809,220   --        255,809,220
   Finland..............             --     302,433,385   --        302,433,385
   France...............     16,020,082     487,432,855   --        503,452,937
   Germany..............            730     605,615,290   --        605,616,020
   Greece...............             --          27,077   --             27,077
   Hong Kong............        609,635     299,165,972   --        299,775,607
   Ireland..............             --      51,520,776   --         51,520,776
   Israel...............             --      92,187,858   --         92,187,858
   Italy................             --     490,575,271   --        490,575,271
   Japan................        858,228   2,916,320,467   --      2,917,178,695
   Netherlands..........             --     260,106,149   --        260,106,149
   New Zealand..........             --      43,574,192   --         43,574,192
   Norway...............             --     123,918,514   --        123,918,514
   Portugal.............             --      97,226,685   --         97,226,685
   Russia...............             --         967,857   --            967,857
   Singapore............      1,964,149     190,118,196   --        192,082,345
   Spain................         35,352     357,909,964   --        357,945,316
   Sweden...............             --     448,884,968   --        448,884,968
   Switzerland..........             --     521,417,496   --        521,417,496
   United Kingdom.......      6,896,387   2,719,607,193   --      2,726,503,580
Preferred Stocks
   France...............             --               1   --                  1
Rights/Warrants
   Australia............             --           1,922   --              1,922
   Austria..............             --              --   --                 --
   France...............             --       3,975,287   --          3,975,287
   Germany..............             --         264,655   --            264,655
   Israel...............             --          21,664   --             21,664
Securities Lending
  Collateral............             --     923,768,328   --        923,768,328
                         -------------- ---------------   --    ---------------
TOTAL................... $1,199,266,702 $12,083,738,225   --    $13,283,004,927
                         ============== ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (90.5%)
AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd.................................. 154,024 $  519,439
*   Aditya Birla Minerals, Ltd..............................  33,991      8,828
*   AED Oil, Ltd............................................  28,704         --
    Ainsworth Game Technology, Ltd..........................  29,097    101,124
*   AJ Lucas Group, Ltd.....................................   9,790      6,991
*   Alkane Resources, Ltd...................................   6,922      1,727
#   ALS, Ltd................................................  49,670    356,136
    Altium, Ltd.............................................  12,131     27,875
*   Alumina, Ltd............................................ 879,559  1,293,122
*   Alumina, Ltd. Sponsored ADR.............................     900      5,242
    Amalgamated Holdings, Ltd...............................  29,399    259,386
#   Amcom Telecommunications, Ltd...........................  41,271     78,145
    Amcor, Ltd..............................................  48,908    468,112
    AMP, Ltd................................................ 279,388  1,410,321
    Ansell, Ltd.............................................   7,634    134,020
#*  Antares Energy, Ltd.....................................  43,975     24,110
    AP Eagers, Ltd..........................................  23,424    125,722
    APA Group...............................................  39,105    269,933
*   APN News & Media, Ltd................................... 152,148    110,496
*   Aquarius Platinum, Ltd.................................. 101,205     42,109
#   ARB Corp., Ltd..........................................  12,491    140,965
    Aristocrat Leisure, Ltd................................. 128,156    672,277
    Arrium, Ltd............................................. 783,963    589,059
    Asciano, Ltd............................................ 246,129  1,366,258
*   ASG Group, Ltd..........................................  29,214     12,929
    ASX, Ltd................................................   4,369    145,910
#   Atlas Iron, Ltd......................................... 396,759    230,738
#   Ausdrill, Ltd...........................................  89,820     89,826
#   Ausenco, Ltd............................................  42,031     23,361
*   Austal, Ltd.............................................  31,664     34,770
    Austbrokers Holdings, Ltd...............................   8,522     78,993
#   Austin Engineering, Ltd.................................   3,342      5,094
    Australia & New Zealand Banking Group, Ltd.............. 122,194  3,815,092
*   Australian Agricultural Co., Ltd........................ 170,712    196,409
    Australian Infrastructure Fund, Ltd.....................  27,847        129
    Australian Pharmaceutical Industries, Ltd...............  53,097     29,461
    Automotive Holdings Group, Ltd..........................  60,339    216,813
#   Aveo Group..............................................  43,975     87,510
*   AWE, Ltd................................................ 292,981    490,145
    Bank of Queensland, Ltd................................. 115,702  1,335,321
    BC Iron, Ltd............................................  41,913    130,452
    Beach Energy, Ltd....................................... 668,887  1,040,554
*   Beadell Resources, Ltd.................................. 264,785    126,003
#   Bega Cheese, Ltd........................................   2,367     10,656
    Bendigo and Adelaide Bank, Ltd.......................... 138,424  1,628,585
    BHP Billiton, Ltd.......................................  95,747  3,399,634
    BHP Billiton, Ltd. Sponsored ADR........................  10,469    744,241
#*  Billabong International, Ltd............................ 205,231    101,221
    Blackmores, Ltd.........................................   1,533     40,435
*   BlueScope Steel, Ltd.................................... 125,503    721,286
#*  Boart Longyear, Ltd..................................... 161,114     27,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    Boral, Ltd............................................   262,721 $1,292,371
#   Bradken, Ltd..........................................    97,128    403,645
    Brambles, Ltd.........................................    64,904    561,881
#   Breville Group, Ltd...................................    17,132    131,347
    Brickworks, Ltd.......................................    12,351    163,636
    BT Investment Management, Ltd.........................    22,273    137,775
#   Cabcharge Australia, Ltd..............................    56,351    239,539
    Caltex Australia, Ltd.................................    20,543    467,351
#   Cardno, Ltd...........................................    65,555    379,731
*   Carnarvon Petroleum, Ltd..............................   105,419      8,189
    carsales.com, Ltd.....................................    42,541    449,236
#   Cash Converters International, Ltd....................   113,888    118,026
#   Cedar Woods Properties, Ltd...........................     6,752     47,230
*   Centrebet International, Ltd. Claim Units.............     6,648         --
    Challenger, Ltd.......................................    61,701    456,925
*   Citigold Corp., Ltd...................................   194,096      3,421
*   Coal of Africa, Ltd...................................    24,372      1,729
#   Coca-Cola Amatil, Ltd.................................    25,477    217,274
#   Cochlear, Ltd.........................................     3,449    202,504
*   Cockatoo Coal, Ltd....................................   343,367      8,639
*   Coffey International, Ltd.............................    53,206     12,495
    Commonwealth Bank of Australia........................    24,869  1,918,139
    Computershare, Ltd....................................    17,185    207,385
    Corporate Travel Management, Ltd......................     6,666     40,389
#   Crowe Horwath Australasia, Ltd........................    29,289     11,159
    Crown Resorts, Ltd....................................    15,532    232,423
    CSG, Ltd..............................................    35,839     33,396
    CSL, Ltd..............................................    19,281  1,201,274
    CSR, Ltd..............................................   237,341    825,436
*   Cue Energy Resources, Ltd.............................    31,448      3,922
    David Jones, Ltd......................................   188,572    699,207
    Decmil Group, Ltd.....................................    58,456    107,068
*   Devine, Ltd...........................................     2,971      3,150
#   Domino's Pizza Enterprises, Ltd.......................    12,617    250,829
    Downer EDI, Ltd.......................................   217,792    971,417
#*  Drillsearch Energy, Ltd...............................   207,736    314,633
    DuluxGroup, Ltd.......................................    91,214    463,064
    Echo Entertainment Group, Ltd.........................   437,339  1,339,759
#*  Elders, Ltd...........................................   130,080     28,198
*   Emeco Holdings, Ltd...................................   218,506     43,838
*   Energy Resources of Australia, Ltd....................    65,369     81,209
#*  Energy World Corp., Ltd...............................   238,480     77,054
    Envestra, Ltd.........................................    84,700    101,835
    ERM Power, Ltd........................................     6,408     12,095
    Euroz, Ltd............................................     1,190      1,423
#   Evolution Mining, Ltd.................................   113,903     81,230
    Fairfax Media, Ltd....................................   786,625    619,146
#*  FAR, Ltd..............................................   557,529     20,341
    Finbar Group, Ltd.....................................    18,455     28,953
#   Fleetwood Corp., Ltd..................................     2,933      5,911
#   Flight Centre Travel Group, Ltd.......................     3,479    151,772
#*  Focus Minerals, Ltd................................... 1,266,046     13,744
*   Forge Group, Ltd......................................    32,407         --

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   Fortescue Metals Group, Ltd.............................  93,792 $  420,492
    Funtastic, Ltd..........................................  27,420      1,976
    Goodman Fielder, Ltd.................................... 762,944    453,482
    GrainCorp, Ltd. Class A.................................  73,358    589,711
#   Grange Resources, Ltd................................... 122,656     18,631
*   Gryphon Minerals, Ltd...................................   9,576      1,709
#   GUD Holdings, Ltd.......................................  31,454    216,843
#*  Gunns, Ltd..............................................  75,334         --
#   GWA Group, Ltd..........................................  74,650    201,628
#   Harvey Norman Holdings, Ltd............................. 176,908    501,971
    Helloworld, Ltd.........................................  13,926      3,282
    HFA Holdings, Ltd.......................................  18,498     23,875
*   Hillgrove Resources, Ltd................................ 159,287     11,322
    Hills, Ltd..............................................  81,191    136,907
#*  Horizon Oil, Ltd........................................ 329,531    114,179
#   iiNET, Ltd..............................................  39,024    273,159
#   Iluka Resources, Ltd....................................  38,230    309,728
    Imdex, Ltd..............................................  49,768     29,684
    Incitec Pivot, Ltd...................................... 545,498  1,492,833
    Independence Group NL................................... 118,603    526,689
*   Infigen Energy.......................................... 164,162     34,801
    Infomedia, Ltd..........................................  31,398     24,984
    Insurance Australia Group, Ltd.......................... 196,503  1,143,623
    Invocare, Ltd...........................................  24,701    240,782
#   IOOF Holdings, Ltd......................................  43,255    347,271
#   Iress, Ltd..............................................  18,554    149,191
    James Hardie Industries P.L.C...........................  29,101    361,395
    James Hardie Industries P.L.C. Sponsored ADR............     100      6,281
#   JB Hi-Fi, Ltd...........................................  23,325    429,116
*   Kagara, Ltd.............................................  52,508         --
*   Kingsgate Consolidated, Ltd.............................  46,190     38,669
#   Leighton Holdings, Ltd..................................   5,059    102,889
    Lend Lease Group........................................ 142,650  1,780,155
#*  Lynas Corp., Ltd........................................  90,195     14,115
#   M2 Telecommunications Group, Ltd........................  35,340    198,385
    MACA, Ltd...............................................  17,907     34,088
*   Macmahon Holdings, Ltd.................................. 239,512     25,416
    Macquarie Atlas Roads Group.............................  28,788     89,166
    Macquarie Group, Ltd....................................  29,212  1,563,418
#   Magellan Financial Group, Ltd...........................  19,192    207,111
    MaxiTRANS Industries, Ltd...............................  43,486     42,914
*   Mayne Pharma Group, Ltd.................................  78,756     63,064
#   McMillan Shakespeare, Ltd...............................  11,964    104,512
    McPherson's, Ltd........................................  18,083     20,746
    Melbourne IT, Ltd.......................................  24,889     37,499
#   Mermaid Marine Australia, Ltd...........................  80,322    150,163
    Metcash, Ltd............................................  32,778     88,544
    Mincor Resources NL.....................................  60,677     45,094
*   Mineral Deposits, Ltd...................................  28,317     49,792
#   Mineral Resources, Ltd..................................  68,773    698,336
#   Monadelphous Group, Ltd.................................  24,669    363,047
    Mortgage Choice, Ltd....................................  37,287    108,407
    Mount Gibson Iron, Ltd.................................. 292,783    196,027

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
#   Myer Holdings, Ltd...................................... 335,958 $  701,470
    National Australia Bank, Ltd............................  90,701  2,945,025
    Navitas, Ltd............................................  44,391    202,102
*   Newcrest Mining, Ltd....................................  76,290    762,126
*   Nexus Energy, Ltd....................................... 247,654      2,992
#   NIB Holdings, Ltd.......................................  88,900    266,904
    Nick Scali, Ltd.........................................   5,910     14,901
#   Northern Star Resources, Ltd............................ 128,136    202,734
#   NRW Holdings, Ltd....................................... 133,122    131,849
    Nufarm, Ltd.............................................  71,239    284,714
    Oakton, Ltd.............................................  52,096     68,009
    Oil Search, Ltd.........................................  26,128    228,526
#   Orica, Ltd..............................................  28,217    569,901
    Origin Energy, Ltd...................................... 180,805  2,381,143
*   Orocobre, Ltd...........................................   5,424     13,167
    Orora, Ltd..............................................  35,397     47,669
#   OrotonGroup, Ltd........................................   3,801     16,722
*   Otto Energy, Ltd........................................  72,021      6,249
    OZ Minerals, Ltd........................................ 139,318    592,280
    Pacific Brands, Ltd..................................... 322,011    167,649
#*  Paladin Energy, Ltd..................................... 206,356     70,570
    PanAust, Ltd............................................ 233,335    483,527
*   Panoramic Resources, Ltd................................ 115,565    106,510
    Patties Foods, Ltd......................................  17,109     20,509
*   Peet, Ltd...............................................  29,534     37,043
    Perpetual, Ltd..........................................   7,438    333,630
*   Phosphagenics, Ltd......................................  15,812      1,298
#   Platinum Asset Management, Ltd..........................  12,467     73,300
*   Platinum Australia, Ltd.................................  59,641        333
*   PMP, Ltd................................................  31,929     13,859
    Premier Investments, Ltd................................  47,499    425,534
*   Prima Biomed, Ltd.......................................  75,579      2,777
    Primary Health Care, Ltd................................ 233,428  1,043,749
    Prime Media Group, Ltd..................................  26,352     25,044
    Programmed Maintenance Services, Ltd....................  53,595    140,028
#*  Qantas Airways, Ltd..................................... 486,209    595,762
    QBE Insurance Group, Ltd................................ 103,881  1,049,991
#   Qube Holdings, Ltd......................................  94,316    196,108
#*  Ramelius Resources, Ltd.................................  55,377      3,371
    Ramsay Health Care, Ltd.................................   5,051    225,025
    RCR Tomlinson, Ltd......................................  54,912    148,875
#   REA Group, Ltd..........................................   3,734    162,626
*   Recall Holdings, Ltd....................................   5,686     27,077
#   Reckon, Ltd.............................................   9,140     17,463
*   Red Fork Energy, Ltd....................................  57,145      5,168
    Redflex Holdings, Ltd...................................  15,216     13,729
    Reece Australia, Ltd....................................     839     24,267
*   Regional Express Holdings, Ltd..........................   3,539      2,911
    Regis Resources, Ltd....................................  45,208     72,777
#   Reject Shop, Ltd. (The).................................   5,498     49,027
*   Resolute Mining, Ltd.................................... 367,866    200,460
#   Retail Food Group, Ltd..................................  37,584    162,541
    Ridley Corp., Ltd.......................................  96,363     73,674

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
    Rio Tinto, Ltd..........................................  15,738 $  955,984
*   Roc Oil Co., Ltd........................................ 324,074    185,777
    Ruralco Holdings, Ltd...................................   6,256     19,970
    SAI Global, Ltd.........................................  71,105    320,437
    Salmat, Ltd.............................................  16,043     25,903
#*  Samson Oil & Gas, Ltd. Sponsored ADR....................  10,577      4,337
*   Sandfire Resources NL...................................  24,832    146,705
    Santos, Ltd............................................. 148,573  1,990,443
#*  Saracen Mineral Holdings, Ltd........................... 224,944     90,554
    Sedgman, Ltd............................................  31,588     15,532
    Seek, Ltd...............................................  16,066    242,845
    Select Harvests, Ltd....................................  15,681     76,646
#*  Senex Energy, Ltd....................................... 379,740    237,071
    Servcorp, Ltd...........................................   6,641     30,446
*   Service Stream, Ltd.....................................   8,008      1,461
#   Seven Group Holdings, Ltd...............................  54,038    382,594
    Seven West Media, Ltd................................... 204,879    384,868
    Sigma Pharmaceuticals, Ltd.............................. 586,676    424,003
*   Silex Systems, Ltd......................................  12,982      7,617
*   Silver Lake Resources, Ltd..............................  31,055     13,100
*   Sims Metal Management, Ltd..............................  90,029    986,602
    Sirtex Medical, Ltd.....................................  11,331    196,508
    Skilled Group, Ltd......................................  49,258    115,379
#   Slater & Gordon, Ltd....................................  19,395     89,185
#   SMS Management & Technology, Ltd........................  34,076    129,675
    Sonic Healthcare, Ltd...................................  25,999    434,863
    Southern Cross Media Group, Ltd......................... 228,397    253,522
#   SP AusNet...............................................  75,503     94,048
#   Spark Infrastructure Group.............................. 160,510    279,689
    Specialty Fashion Group, Ltd............................  16,869     14,443
#*  St Barbara, Ltd......................................... 148,747     14,927
#*  Starpharma Holdings, Ltd................................   7,460      5,205
*   Strike Energy, Ltd......................................  53,210      5,932
    STW Communications Group, Ltd...........................  92,619    126,414
    Suncorp Group, Ltd...................................... 158,610  2,085,413
*   Sundance Energy Australia, Ltd..........................       1          1
    Sunland Group, Ltd......................................  26,250     40,164
#   Super Retail Group, Ltd.................................  27,059    235,622
    Sydney Airport..........................................  37,045    146,953
    Tabcorp Holdings, Ltd................................... 340,764  1,101,105
#*  Tap Oil, Ltd............................................  84,108     46,712
    Tassal Group, Ltd.......................................  51,867    191,990
    Tatts Group, Ltd........................................ 470,472  1,544,973
    Technology One, Ltd.....................................  52,279    136,153
#*  Ten Network Holdings, Ltd............................... 802,994    210,049
    TFS Corp., Ltd..........................................  70,674    113,379
    Thorn Group, Ltd........................................   3,330      7,029
*   Tiger Resources, Ltd.................................... 232,205     68,303
#   Toll Holdings, Ltd...................................... 283,384  1,423,657
    Tox Free Solutions, Ltd.................................  54,570    164,901
    TPG Telecom, Ltd........................................  31,955    162,285
#*  Transfield Services, Ltd................................ 222,540    276,342
*   Transpacific Industries Group, Ltd...................... 652,158    648,700

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
AUSTRALIA -- (Continued)
    Treasury Wine Estates, Ltd............................. 233,547 $ 1,070,233
#   UGL, Ltd...............................................  62,043     398,237
    UXC, Ltd............................................... 121,625      87,740
    Villa World, Ltd.......................................   6,094      12,500
    Village Roadshow, Ltd..................................  26,871     193,492
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)............ 272,729          --
#*  Virgin Australia Holdings, Ltd. (B43DQC7).............. 608,353     228,029
*   Vision Eye Institute, Ltd..............................  16,846      12,119
#   Vocus Communications, Ltd..............................  12,384      58,416
#   Washington H Soul Pattinson & Co., Ltd.................  11,782     165,085
    Watpac, Ltd............................................  27,998      22,437
#   Webjet, Ltd............................................  10,348      28,175
    Wesfarmers, Ltd........................................  46,850   1,897,161
    Western Areas, Ltd.....................................  67,891     313,594
    Westpac Banking Corp...................................  59,493   1,891,880
    Westpac Banking Corp. Sponsored ADR....................  12,390     395,117
#*  Whitehaven Coal, Ltd................................... 116,793     182,171
    Wide Bay Australia, Ltd................................   3,475      18,109
#   Woodside Petroleum, Ltd................................  46,080   1,808,822
    WorleyParsons, Ltd.....................................  23,712     390,579
#   Wotif.com Holdings, Ltd................................  16,657      51,143
                                                                    -----------
TOTAL AUSTRALIA............................................          93,599,722
                                                                    -----------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG....................................   1,773          --
    Agrana Beteiligungs AG.................................     717      81,877
    AMAG Austria Metall AG.................................     300      10,703
    Andritz AG.............................................   3,940     213,259
    Atrium European Real Estate, Ltd.......................   5,591      31,208
    Austria Technologie & Systemtechnik AG.................   8,528      98,471
*   BUWOG AG...............................................   2,364      45,518
    CA Immobilien Anlagen AG...............................     920      18,376
#   Conwert Immobilien Invest SE...........................   3,283      40,265
    DO & Co. AG............................................   1,185      73,031
    Erste Group Bank AG....................................  24,020     616,796
    EVN AG.................................................   3,508      48,544
    Flughafen Wien AG......................................   3,555     333,504
    IMMOFINANZ AG..........................................  34,531     108,896
    Kapsch TrafficCom AG...................................     698      27,413
#   Lenzing AG.............................................   2,762     161,370
    Mayr Melnhof Karton AG.................................   1,913     228,052
    Oberbank AG............................................     693      46,437
    Oesterreichische Post AG...............................   8,362     392,047
    OMV AG.................................................  28,624   1,151,217
    Palfinger AG...........................................   2,086      64,637
    POLYTEC Holding AG.....................................   2,896      28,655
    Raiffeisen Bank International AG.......................  19,884     546,047
#   RHI AG.................................................   6,707     208,046
#   Rosenbauer International AG............................     487      43,122
    S IMMO AG..............................................   8,070      64,245
    Schoeller-Bleckmann Oilfield Equipment AG..............   2,390     284,254
    Semperit AG Holding....................................   2,861     159,380
#   Strabag SE.............................................   7,391     198,112

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG.................................  7,063 $   88,474
#   Verbund AG...............................................  3,850     72,416
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....  3,353    166,428
    Voestalpine AG...........................................  8,480    373,185
    Wienerberger AG.......................................... 54,655    820,338
*   Wolford AG...............................................    299      9,195
#   Zumtobel AG.............................................. 10,068    206,951
                                                                     ----------
TOTAL AUSTRIA................................................         7,060,469
                                                                     ----------
BELGIUM -- (1.3%)
*   Ablynx NV................................................  6,175     72,686
    Ackermans & van Haaren NV................................ 10,271  1,244,317
    Ageas.................................................... 55,464  1,990,651
*   AGFA-Gevaert NV.......................................... 79,613    237,849
    Anheuser-Busch InBev NV.................................. 11,977  1,292,710
    Anheuser-Busch InBev NV Sponsored ADR....................  3,863    417,127
    Arseus NV................................................ 11,223    605,564
    Atenor Group.............................................    168      8,636
    Banque Nationale de Belgique.............................     77    356,936
    Barco NV.................................................  5,707    420,421
#   Belgacom SA.............................................. 39,800  1,300,613
#   Cie d'Entreprises CFE....................................  3,168    310,700
    Cie Maritime Belge SA....................................  2,390     55,944
    Colruyt SA...............................................  2,575    124,699
    D'ieteren SA.............................................  8,597    362,704
    Deceuninck NV............................................ 30,550     76,748
    Delhaize Group SA........................................ 33,045  2,156,421
    Delhaize Group SA Sponsored ADR.......................... 29,692    481,901
#   Econocom Group........................................... 16,217    147,628
    Elia System Operator SA..................................  3,268    159,086
*   Euronav NV............................................... 17,802    215,329
#   EVS Broadcast Equipment SA...............................  1,968    100,705
    Exmar NV................................................. 14,311    220,894
*   Ion Beam Applications....................................  5,092     76,706
*   KBC Groep NV............................................. 27,056  1,466,572
    Kinepolis Group NV.......................................  5,625    218,333
    Lotus Bakeries...........................................     46     58,326
*   MDxHealth................................................  3,419     17,511
    Melexis NV...............................................  5,456    252,356
*   Mobistar SA.............................................. 14,002    279,057
    NV Bekaert SA............................................ 19,497    728,747
#   Nyrstar NV............................................... 69,704    287,784
*   Picanol..................................................    658     25,000
    Recticel SA.............................................. 12,253    117,160
*   Rentabiliweb Group.......................................    846      9,569
#   Resilux..................................................    516     71,124
*   Roularta Media Group NV..................................    199      3,458
#   Sioen Industries NV......................................  4,242     70,085
    Sipef SA.................................................  1,541    124,553
    Solvay SA................................................  7,366  1,189,368
*   Telenet Group Holding NV.................................  2,095    111,981
*   Tessenderlo Chemie NV.................................... 13,142    380,256
#*  ThromboGenics NV.........................................  4,993     61,041

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    UCB SA.................................................   4,943 $   453,392
    Umicore SA.............................................  18,515     894,806
    Van de Velde NV........................................   2,695     142,437
*   Viohalco SA............................................  25,814     147,994
                                                                    -----------
TOTAL BELGIUM..............................................          19,547,885
                                                                    -----------
CANADA -- (8.9%)
*   5N Plus, Inc...........................................  26,415      91,575
    Absolute Software Corp.................................   7,651      47,014
#   Acadian Timber Corp....................................   1,693      20,511
*   Advantage Oil & Gas, Ltd...............................  98,651     527,478
    Aecon Group, Inc.......................................  33,335     501,699
#   AG Growth International, Inc...........................   2,860     127,924
    AGF Management, Ltd. Class B...........................  24,309     263,523
    Agnico Eagle Mines, Ltd.(2009823)......................  13,840     514,579
    Agnico Eagle Mines, Ltd.(008474108)....................  11,564     430,065
    Agrium, Inc.(008916108)................................   7,409     674,812
    Agrium, Inc.(2213538)..................................   5,000     455,817
    Aimia, Inc.............................................  18,749     329,636
#*  Ainsworth Lumber Co., Ltd..............................  24,449      60,094
*   Air Canada Class A.....................................   4,300      37,741
    Akita Drilling, Ltd. Class A...........................     900      13,430
    Alacer Gold Corp.......................................  97,987     223,770
    Alamos Gold, Inc.(2411707).............................   4,796      42,666
*   Alamos Gold, Inc.(011527108)...........................  12,700     113,411
#*  Alexco Resource Corp...................................  12,984      13,337
    Algoma Central Corp....................................   1,740      25,852
    Algonquin Power & Utilities Corp.......................  56,401     419,509
    Alimentation Couche Tard, Inc. Class B.................  15,400     421,457
    Alliance Grain Traders, Inc............................   8,412     161,320
#   AltaGas, Ltd...........................................   5,600     253,460
#*  Alterra Power Corp.....................................  14,500       4,256
#   Altus Group, Ltd.......................................  10,000     206,356
*   Amerigo Resources, Ltd.................................  23,684       9,666
    Amica Mature Lifestyles, Inc...........................   5,700      37,692
#   ARC Resources, Ltd.....................................  13,761     379,126
#*  Argonaut Gold, Inc.....................................  65,566     239,329
    Arsenal Energy, Inc....................................   1,950      14,933
#*  Artek Exploration, Ltd.................................  14,249      44,171
    Atco, Ltd. Class I.....................................   3,300     144,669
#*  Athabasca Oil Corp..................................... 141,451     808,217
*   ATS Automation Tooling Systems, Inc....................  16,045     218,230
#   AuRico Gold, Inc.......................................  97,417     400,264
    AutoCanada, Inc........................................   3,400     226,012
#*  Avigilon Corp..........................................   8,795     204,963
    Axia NetMedia Corp.....................................   1,300       3,136
#*  B2Gold Corp............................................ 323,700     837,194
    Badger Daylighting, Ltd................................   9,126     267,164
#*  Ballard Power Systems, Inc.............................  16,800      66,716
#   Bank of Montreal(2076009)..............................  15,794   1,177,217
#   Bank of Montreal(063671101)............................  13,029     971,573
    Bank of Nova Scotia(064149107).........................  22,148   1,503,849
    Bank of Nova Scotia(2076281)...........................   6,849     464,892

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Bankers Petroleum, Ltd.................................. 128,781 $  727,556
    Barrick Gold Corp.(067901108)........................... 104,006  1,880,428
    Barrick Gold Corp.(2024644).............................   9,774    176,593
    Baytex Energy Corp.(07317Q105)..........................   3,602    154,526
#   Baytex Energy Corp.(B4VGVM3)............................     900     38,580
    Bell Aliant, Inc........................................   3,427     97,120
*   Bellatrix Exploration, Ltd..............................  48,102    356,017
#*  Birchcliff Energy, Ltd..................................  45,947    458,901
#   Bird Construction, Inc..................................   4,259     52,068
    Black Diamond Group, Ltd................................   9,741    261,851
#*  BlackBerry, Ltd.(BCBHZ31)............................... 101,303    946,740
*   BlackBerry, Ltd.(09228F103).............................  54,682    510,183
#*  BlackPearl Resources, Inc...............................  94,016    185,385
*   BNK Petroleum, Inc......................................  41,642     49,649
#   Bombardier, Inc. Class B................................  44,360    151,752
#   Bonavista Energy Corp...................................  92,511  1,196,318
#   Bonterra Energy Corp....................................   3,497    193,524
    Boralex, Inc. Class A...................................  13,800    173,647
*   Brookfield Residential Properties, Inc..................   4,535     83,852
    CAE, Inc................................................  16,827    214,823
    Calfrac Well Services, Ltd..............................  20,128    384,894
    Calian Technologies, Ltd................................   1,000     19,434
    Cameco Corp.............................................  20,249    408,193
    Canaccord Genuity Group, Inc............................  51,940    604,020
*   Canacol Energy, Ltd.....................................  29,015    187,604
#   Canadian Energy Services & Technology Corp..............  18,132    157,814
    Canadian Imperial Bank of Commerce(2170525).............   4,351    403,875
    Canadian Imperial Bank of Commerce(136069101)...........   2,603    241,402
    Canadian Natural Resources, Ltd.(136385101).............  42,168  1,838,525
    Canadian Natural Resources, Ltd.(2171573)...............  17,000    741,056
    Canadian Oil Sands, Ltd.................................  26,860    573,733
#   Canadian Tire Corp., Ltd. Class A.......................  10,016    951,490
    Canadian Western Bank...................................  19,600    748,156
    Canam Group, Inc. Class A...............................  11,906    145,556
    CanElson Drilling, Inc..................................  24,445    171,284
#   Canexus Corp............................................   6,800     29,436
*   Canfor Corp.............................................  24,916    527,638
    Canfor Pulp Products, Inc...............................  18,418    198,817
    CanWel Building Materials Group, Ltd....................     991      5,426
    Canyon Services Group, Inc..............................  13,638    196,124
#   Capital Power Corp......................................  11,284    274,351
#   Capstone Infrastructure Corp............................  58,101    236,592
*   Capstone Mining Corp.................................... 146,338    391,899
    Cascades, Inc...........................................  38,096    232,695
*   Catamaran Corp.(B8J4N87)................................   4,000    182,143
*   Catamaran Corp.(B3N9ZT8)................................   3,131    142,429
    Cathedral Energy Services, Ltd..........................  19,963     78,728
    CCL Industries, Inc. Class B............................   6,734    666,637
*   Celestica, Inc.(15101Q108)..............................   3,032     32,533
*   Celestica, Inc.(2263362)................................  65,243    700,090
    Cenovus Energy, Inc.(B57FG04)...........................   6,900    211,933
    Cenovus Energy, Inc.(15135U109).........................   2,807     86,175
    Centerra Gold, Inc......................................  81,606    424,365

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
*   Cequence Energy, Ltd....................................  79,682 $  154,928
    Cervus Equipment Corp...................................     600     12,359
#*  CGI Group, Inc. Class A(2159740)........................   7,471    267,979
*   CGI Group, Inc. Class A(39945C109)......................   5,934    212,912
#*  China Gold International Resources Corp., Ltd...........  73,974    217,102
*   Chinook Energy, Inc.....................................  21,622     43,627
#   CI Financial Corp.......................................   5,639    182,562
#   Cineplex, Inc...........................................  10,457    373,838
    Clarke, Inc.............................................   3,800     38,336
*   Claude Resources, Inc...................................  31,500      7,511
    Clearwater Seafoods, Inc................................   3,482     26,474
    Cogeco Cable, Inc.......................................  11,395    633,526
    Cogeco, Inc.............................................   1,982     98,341
    Colabor Group, Inc......................................   7,067     25,537
    COM DEV International, Ltd..............................  34,895    132,174
    Computer Modelling Group, Ltd...........................  17,430    213,409
*   Connacher Oil and Gas, Ltd.............................. 159,621     32,207
    Constellation Software, Inc.............................     692    164,377
    Contrans Group, Inc. Class A............................   8,289    114,792
#*  Copper Mountain Mining Corp.............................  56,724    143,065
    Corby Spirit and Wine, Ltd..............................   2,450     47,636
#*  Corridor Resources, Inc.................................   5,600     10,221
#   Corus Entertainment, Inc. Class B.......................  38,276    846,014
    Cott Corp.(22163N106)...................................   4,928     33,855
    Cott Corp.(2228952).....................................  38,160    260,385
    Crescent Point Energy Corp.(22576C101)..................   5,395    220,224
#   Crescent Point Energy Corp.(B67C8W8)....................   8,000    326,427
*   Crew Energy, Inc........................................  66,491    599,447
*   Crocotta Energy, Inc....................................  33,142    138,301
*   DeeThree Exploration, Ltd...............................  27,579    289,866
*   Delphi Energy Corp......................................  70,437    256,463
#*  Denison Mines Corp...................................... 118,547    157,650
*   Descartes Systems Group, Inc. (The).....................   9,080    122,332
    DH Corp.................................................  17,600    531,866
    DHX Media, Ltd..........................................  11,800     76,297
    DirectCash Payments, Inc................................   1,200     16,035
    Dollarama, Inc..........................................   2,433    200,268
*   Dominion Diamond Corp.(B95LX89).........................  18,256    256,004
*   Dominion Diamond Corp.(257287102).......................  29,684    415,576
    Dorel Industries, Inc. Class B..........................  11,211    394,624
#*  DragonWave, Inc.........................................   6,969     10,418
*   Dundee Precious Metals, Inc.............................  29,945    141,987
    E-L Financial Corp., Ltd................................     111     71,466
    Eldorado Gold Corp...................................... 179,703  1,333,331
#   Emera, Inc..............................................   2,100     64,925
    Empire Co., Ltd.........................................   6,100    431,395
#   Enbridge Income Fund Holdings, Inc......................   6,001    161,590
    Encana Corp.............................................  13,705    295,129
*   Endeavour Mining Corp................................... 134,642    106,197
*   Endeavour Silver Corp...................................  34,121    201,531
    Enerflex, Ltd...........................................   8,660    146,617
*   Energy Fuels, Inc.(BFV4XW8).............................   2,144     16,187
#*  Energy Fuels, Inc.(BFV4XV7).............................   5,605     43,698

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Enerplus Corp.(292766102)...............................  39,171 $  897,799
#   Enerplus Corp.(B584T89).................................  20,675    472,718
    Enghouse Systems, Ltd...................................   3,027     93,585
    Ensign Energy Services, Inc.............................  47,503    764,596
#*  Epsilon Energy, Ltd.....................................  14,550     62,452
#   Equal Energy, Ltd.......................................   9,801     53,709
    Equitable Group, Inc....................................   2,250    137,144
*   Equity Financial Holdings, Inc..........................     800      6,376
#*  Essential Energy Services Trust.........................  79,421    166,803
    Evertz Technologies, Ltd................................   2,800     44,657
*   Excellon Resources, Inc.................................   5,300      6,854
#   Exchange Income Corp....................................   1,600     25,254
    Exco Technologies, Ltd..................................   5,657     58,108
#*  EXFO, Inc...............................................   7,513     34,383
#   Extendicare, Inc........................................  31,304    214,464
    Fairfax Financial Holdings, Ltd.........................   3,568  1,679,858
    Finning International, Inc..............................  24,010    690,121
    First Capital Realty, Inc...............................   6,035    104,444
*   First Majestic Silver Corp.(32076V103)..................  26,297    278,748
*   First Majestic Silver Corp.(2833583)....................  12,400    131,580
    First National Financial Corp...........................     600     12,943
    First Quantum Minerals, Ltd.............................  93,427  2,215,823
    FirstService Corp.(33761N109)...........................     570     31,726
    FirstService Corp.(2350231).............................   4,219    235,066
#*  Fortress Paper, Ltd. Class A............................   2,299      5,904
*   Fortuna Silver Mines, Inc...............................  55,988    304,497
#*  Fortune Bay Corp........................................   6,059      1,723
    Gamehost, Inc...........................................   2,400     36,561
    Genesis Land Development Corp...........................   8,400     33,897
#   Genworth MI Canada, Inc.................................  17,365    629,717
    George Weston, Ltd......................................   5,537    445,458
    Gibson Energy, Inc......................................  11,200    343,596
    Gildan Activewear, Inc..................................   6,523    382,221
    Glacier Media, Inc......................................   3,000      3,852
    GLENTEL, Inc............................................     400      3,951
    Gluskin Sheff + Associates, Inc.........................   6,494    189,874
*   GLV, Inc. Class A.......................................   8,028     24,297
    GMP Capital, Inc........................................  20,353    151,572
    Goldcorp, Inc.(380956409)...............................  23,766    651,188
    Goldcorp, Inc.(2676302).................................  12,207    334,297
#*  Golden Star Resources, Ltd..............................  73,980     40,031
*   Gran Tierra Energy, Inc.(38500T101).....................   1,100      7,304
*   Gran Tierra Energy, Inc.(B2PPCS5)....................... 125,255    830,553
*   Great Canadian Gaming Corp..............................  14,900    215,776
#*  Great Panther Silver, Ltd...............................  20,496     27,069
    Great-West Lifeco, Inc..................................   6,100    177,682
*   Heroux-Devtek, Inc......................................   8,796     86,399
    High Liner Foods, Inc...................................   3,224     73,862
#   HNZ Group, Inc..........................................   2,200     44,591
#   Home Capital Group, Inc.................................   5,000    237,997
    Horizon North Logistics, Inc............................  38,355    209,654
    HudBay Minerals, Inc.(443628102)........................   3,790     41,122
    HudBay Minerals, Inc.(B05BDX1)..........................  62,709    673,474

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Hudson's Bay Co.........................................   5,652 $   85,323
    Husky Energy, Inc.......................................  15,439    469,676
    IAMGOLD Corp.(450913108)................................  23,010     84,907
    IAMGOLD Corp.(2446646).................................. 157,060    580,503
#   IGM Financial, Inc......................................   3,000    141,533
#*  Imax Corp.(2014258).....................................   5,400    141,841
#*  Imax Corp.(45245E109)...................................   3,828    100,638
*   Imperial Metals Corp....................................   6,005     92,029
    Imperial Oil, Ltd.(2454241).............................     776     39,820
    Imperial Oil, Ltd.(453038408)...........................   3,008    154,431
*   Imris, Inc..............................................   4,300      3,904
    Indigo Books & Music, Inc...............................   1,600     15,335
#   Industrial Alliance Insurance & Financial Services, Inc.  24,398  1,069,811
#   Innergex Renewable Energy, Inc..........................  30,613    294,801
    Intact Financial Corp...................................   5,604    373,754
#   Inter Pipeline, Ltd.....................................   5,271    163,300
*   Interfor Corp...........................................  33,812    464,533
    Intertape Polymer Group, Inc............................  14,069    180,645
*   Ithaca Energy, Inc...................................... 132,288    298,462
#*  Ivanhoe Energy, Inc.....................................  19,212      4,581
    Jean Coutu Group PJC, Inc. (The) Class A................   5,573    110,351
    Just Energy Group, Inc.(B693818)........................   2,300     12,420
#   Just Energy Group, Inc.(B63MCN1)........................  12,408     67,141
#   K-Bro Linen, Inc........................................   1,100     38,437
*   Katanga Mining, Ltd.....................................  83,398     35,949
*   Kelt Exploration, Ltd...................................   3,000     35,383
    Keyera Corp.............................................   3,900    291,941
#   Killam Properties, Inc..................................  11,900    112,959
*   Kinross Gold Corp.(496902404)...........................   4,318     17,229
#*  Kinross Gold Corp.(B03Z841)............................. 151,404    605,422
#*  Kirkland Lake Gold, Inc.................................   9,588     33,327
*   Knight Therapeutics, Inc................................   1,963      9,236
#*  Lake Shore Gold Corp.................................... 250,698    275,909
    Laurentian Bank of Canada...............................  10,244    484,320
*   Le Chateau, Inc. Class A................................     500        688
*   Legacy Oil + Gas, Inc...................................  97,329    736,428
#   Leisureworld Senior Care Corp...........................  12,345    145,941
#   Leon's Furniture, Ltd...................................   5,738     76,359
#   Lightstream Resources, Ltd.............................. 116,588    769,873
    Linamar Corp............................................  16,431    894,524
#   Liquor Stores N.A., Ltd.................................  11,917    124,159
    Loblaw Cos., Ltd........................................   8,093    398,044
#   Long Run Exploration, Ltd...............................  71,202    359,158
    Lucara Diamond Corp.....................................  57,464    134,918
    MacDonald Dettwiler & Associates, Ltd...................   4,540    339,266
    Magellan Aerospace Corp.................................   3,413     37,875
    Magna International, Inc................................  16,323  1,752,887
    Major Drilling Group International, Inc.................  31,744    261,731
#   Mandalay Resources Corp.................................  52,600     55,960
    Manitoba Telecom Services, Inc..........................  13,368    384,728
    Manulife Financial Corp.(2492519).......................  37,301    762,201
    Manulife Financial Corp.(56501R106).....................  44,465    907,531
    Maple Leaf Foods, Inc...................................  37,259    672,155

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Martinrea International, Inc............................  43,209 $  508,434
#*  Maxim Power Corp........................................   2,200      6,436
    McCoy Global, Inc.......................................   2,300     13,142
    Medical Facilities Corp.................................   6,715    104,265
*   MEG Energy Corp.........................................   8,595    308,217
    Melcor Developments, Ltd................................   3,353     76,510
*   Mercator Minerals, Ltd..................................  30,547      1,541
#   Methanex Corp...........................................  11,900    774,452
    Metro, Inc..............................................  10,832    706,238
#*  Migao Corp..............................................   6,589      8,581
*   Mitel Networks Corp.....................................  17,008    188,276
#*  Mood Media Corp.........................................  19,033      9,775
#   Morneau Shepell, Inc....................................  13,596    209,985
    MTY Food Group, Inc.....................................   1,561     47,345
#   Mullen Group, Ltd.......................................  19,567    500,862
#   National Bank of Canada.................................  25,294  1,132,065
    Nevsun Resources, Ltd................................... 110,483    419,498
#   New Flyer Industries, Inc...............................   9,060    107,605
*   New Gold, Inc........................................... 125,751    773,870
    Newalta Corp............................................  18,707    360,466
#*  Niko Resources, Ltd.....................................  27,147     49,297
    Norbord, Inc............................................   7,302    151,953
*   Nordion, Inc.(2559696)..................................  12,800    165,877
*   Nordion, Inc.(65563C105)................................   5,694     73,794
    North American Energy Partners, Inc.(656844107).........   9,351     67,795
    North American Energy Partners, Inc.(B1HTYS2)...........   5,546     40,335
#*  North American Palladium, Ltd...........................  37,050     10,024
    North West Co., Inc. (The)..............................  12,064    265,544
#   Northland Power, Inc....................................  24,144    389,944
#*  Novagold Resources, Inc.................................  42,029    158,811
*   NuVista Energy, Ltd.....................................  50,127    460,193
*   OceanaGold Corp......................................... 178,600    509,420
    Onex Corp...............................................   6,200    360,792
    Open Text Corp..........................................   6,200    344,814
*   Orvana Minerals Corp....................................  13,000      5,842
*   Osisko Gold Royalties, Ltd..............................  19,053    271,721
    Pacific Rubiales Energy Corp............................ 108,774  2,080,009
*   Painted Pony Petroleum, Ltd.............................  19,709    209,138
    Pan American Silver Corp.(697900108)....................  41,821    613,932
    Pan American Silver Corp.(2669272)......................  25,434    373,687
*   Paramount Resources, Ltd. Class A.......................   3,054    156,236
*   Parex Resources, Inc....................................  42,578    554,898
#   Parkland Fuel Corp......................................  19,002    358,831
    Pason Systems, Inc......................................  15,784    402,290
*   Pembina Pipeline Corp.(B4PPQG5).........................   3,496    146,412
#   Pembina Pipeline Corp.(B4PT2P8).........................   4,324    181,132
#   Pengrowth Energy Corp................................... 144,095    918,476
#   Penn West Petroleum, Ltd.(B63FY34)......................  42,468    328,729
    Penn West Petroleum, Ltd.(707887105)....................  79,923    617,805
*   Performance Sports Group, Ltd...........................   6,734    109,315
*   Perpetual Energy, Inc...................................  24,003     45,349
#   Peyto Exploration & Development Corp....................   4,810    161,679
#   PHX Energy Services Corp................................   9,010    126,761

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
#*  Poseidon Concepts Corp..................................   6,541 $        7
    Potash Corp. of Saskatchewan, Inc.......................  10,712    380,169
    Precision Drilling Corp.(74022D308).....................   1,064     13,257
    Precision Drilling Corp.(B5YPLH9).......................  83,917  1,045,932
#   Premium Brands Holdings Corp............................   4,923    100,776
*   Primero Mining Corp.(74164W106).........................   6,304     48,289
#*  Primero Mining Corp.(B4Z8FV2)...........................  26,499    202,932
    Progressive Waste Solutions, Ltd.(74339G101)............   6,685    167,794
    Progressive Waste Solutions, Ltd.(B3DJGB7)..............  16,623    417,271
#   Pulse Seismic, Inc......................................  14,104     39,065
    Pure Technologies, Ltd..................................   5,100     36,718
*   QLT, Inc................................................   3,731     22,310
    Quebecor, Inc. Class B..................................  16,000    388,279
*   Questerre Energy Corp. Class A..........................  16,560     18,225
    Reitmans Canada, Ltd....................................     700      3,711
    Reitmans Canada, Ltd. Class A...........................  20,260    111,859
    Richelieu Hardware, Ltd.................................   4,307    202,601
*   Richmont Mines, Inc.....................................  10,500     14,638
#   Ritchie Bros Auctioneers, Inc.(2345390).................   3,200     77,480
#   Ritchie Bros Auctioneers, Inc.(767744105)...............  11,313    274,001
*   RMP Energy, Inc.........................................  33,092    238,247
*   Rock Energy, Inc........................................  10,029     59,695
#   Rocky Mountain Dealerships, Inc.........................   5,500     54,982
#   Rogers Sugar, Inc.......................................  22,850     94,933
#   RONA, Inc...............................................  55,802    618,743
#   Royal Bank of Canada(2754383)...........................  14,000  1,033,228
    Royal Bank of Canada(780087102).........................  11,868    875,977
#   Russel Metals, Inc......................................  10,262    331,573
*   San Gold Corp........................................... 108,146     12,894
#*  Sandstorm Gold, Ltd.....................................  24,540    165,198
*   Sandvine Corp...........................................  26,856     88,178
    Saputo, Inc.............................................   5,511    342,027
    Savanna Energy Services Corp............................  32,107    234,689
*   Scorpio Mining Corp.....................................  31,700      9,158
    Sears Canada, Inc.......................................   5,764     77,815
    Secure Energy Services, Inc.............................  13,800    291,985
#   SEMAFO, Inc............................................. 113,095    488,538
#   Shaw Communications, Inc. Class B(2801836)..............   4,800    117,628
    Shaw Communications, Inc. Class B(82028K200)............   2,103     51,545
    ShawCor, Ltd............................................  13,467    681,656
    Sherritt International Corp............................. 175,629    721,620
#*  Sierra Wireless, Inc.(2418968)..........................  11,300    214,735
#*  Sierra Wireless, Inc.(826516106)........................   2,633     50,001
*   Silver Standard Resources, Inc.(82823L106)..............  19,769    181,479
*   Silver Standard Resources, Inc.(2218458)................  28,273    259,561
    Silver Wheaton Corp.....................................   9,100    237,692
    SNC-Lavalin Group, Inc..................................   2,900    153,199
*   Solium Capital, Inc.....................................   6,894     46,915
#*  Southern Pacific Resource Corp.......................... 135,301     21,716
#*  SouthGobi Resources, Ltd................................  14,057      7,477
#   Sprott, Inc.............................................  44,914    121,516
#   Spyglass Resources Corp.................................  80,669    122,074
*   St Andrew Goldfields, Ltd...............................  48,000     13,207

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Stantec, Inc............................................   6,512 $  413,170
    Stella-Jones, Inc.......................................   6,100    151,052
    Strad Energy Services, Ltd..............................   4,059     16,752
    Stuart Olson, Inc.......................................   6,050     55,320
#   Student Transportation, Inc.............................  17,176    110,584
    Sun Life Financial, Inc.(2566124).......................  21,576    822,593
    Sun Life Financial, Inc.(866796105).....................   2,998    114,314
    Suncor Energy, Inc.(867224107)..........................  82,938  3,406,264
    Suncor Energy, Inc.(B3NB1P2)............................  44,972  1,846,560
*   SunOpta, Inc.(2817510)..................................  14,332    177,055
*   SunOpta, Inc.(8676EP108)................................   8,718    107,754
#   Superior Plus Corp......................................  34,993    446,740
#   Surge Energy, Inc.......................................  72,274    563,424
#*  TAG Oil, Ltd............................................  23,355     53,549
    Talisman Energy, Inc.(87425E103)........................   9,212     96,265
    Talisman Energy, Inc.(2068299).......................... 143,579  1,502,487
*   Taseko Mines, Ltd.......................................  74,175    170,752
    Teck Resources, Ltd. Class B(2879327)...................  10,991    263,397
    Teck Resources, Ltd. Class B(878742204).................   9,096    217,940
#   TELUS Corp..............................................  10,600    370,006
#*  Tembec, Inc.............................................  20,232     58,821
*   Teranga Gold Corp.(B5TDK82).............................  40,596     27,179
#*  Teranga Gold Corp.(B4L8QT1).............................  11,133      8,170
#*  Theratechnologies, Inc..................................   2,900      1,290
*   Thompson Creek Metals Co., Inc.(884768102)..............   9,468     26,321
*   Thompson Creek Metals Co., Inc.(2439806)................  68,199    188,894
#   Thomson Reuters Corp....................................  10,416    393,484
    Tim Hortons, Inc.(B4R2V25)..............................   3,300    184,347
    Tim Hortons, Inc.(88706M103)............................   2,204    123,137
*   Timmins Gold Corp.......................................  53,931     99,419
#   TMX Group, Ltd..........................................   6,043    317,516
    TORC Oil & Gas, Ltd.....................................  40,188    489,839
    Toromont Industries, Ltd................................  16,084    384,269
    Toronto-Dominion Bank (The)(2897222)....................  42,258  2,209,888
    Toronto-Dominion Bank (The)(891160509)..................   2,598    135,746
#   Torstar Corp. Class B...................................  30,474    211,293
    Total Energy Services, Inc..............................  10,884    217,111
*   Tourmaline Oil Corp.....................................   6,206    292,158
#   TransAlta Corp.(2901628)................................  21,557    247,529
    TransAlta Corp.(89346D107)..............................  22,317    255,976
    TransCanada Corp........................................  12,267    615,403
    Transcontinental, Inc. Class A..........................  37,532    478,810
    TransForce, Inc.........................................  19,881    502,700
    TransGlobe Energy Corp..................................  35,703    222,663
    Trican Well Service, Ltd................................  66,545    960,626
#   Trilogy Energy Corp.....................................   4,100    104,347
    Trinidad Drilling, Ltd..................................  80,521    778,366
*   Turquoise Hill Resources, Ltd.(900435108)...............  17,904     61,948
*   Turquoise Hill Resources, Ltd.(B7WJ1F5).................  75,598    262,775
*   TVA Group, Inc. Class B.................................     653      5,282
#   Twin Butte Energy, Ltd.................................. 140,403    213,756
    Uni-Select, Inc.........................................     846     21,679
    Valener, Inc............................................   7,789    112,940

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
#   Veresen, Inc........................................    10,293 $    174,925
#   Vermilion Energy, Inc.(B607XS1).....................       900       59,397
*   Vermilion Energy, Inc.(923725105)...................     1,400       92,204
    Vicwest, Inc........................................     2,200       20,964
#   Wajax Corp..........................................     7,009      221,709
    WaterFurnace Renewable Energy, Inc..................     1,613       45,002
*   Wesdome Gold Mines, Ltd.............................    14,500       11,836
    West Fraser Timber Co., Ltd.........................    12,562      572,252
    Western Energy Services Corp........................    19,695      189,300
#   Western Forest Products, Inc........................    86,788      183,072
#   WesternOne, Inc.....................................     6,422       46,942
    Westjet Airlines, Ltd...............................     1,400       36,132
    Westshore Terminals Investment Corp.................     9,428      287,073
    Whistler Blackcomb Holdings, Inc....................     9,100      144,886
#   Whitecap Resources, Inc.............................    29,347      427,144
    Wi-Lan, Inc.........................................    31,916      102,450
    Winpak, Ltd.........................................     3,603       92,524
    WSP Global, Inc.....................................    13,243      443,923
*   Xtreme Drilling and Coil Services Corp..............    17,787       77,650
    Yamana Gold, Inc.(2219279)..........................   148,540    1,266,950
    Yamana Gold, Inc.(98462Y100)........................     6,868       58,515
*   Yellow Media, Ltd...................................       800       13,009
#   Zargon Oil & Gas, Ltd...............................    16,494      126,161
                                                                   ------------
TOTAL CANADA............................................            130,122,763
                                                                   ------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc..............................     5,700        2,705
*   Superb Summit International Group, Ltd.............. 1,053,000      130,581
                                                                   ------------
TOTAL CHINA.............................................                133,286
                                                                   ------------
DENMARK -- (1.5%)
    ALK-Abello A.S......................................     2,748      394,700
*   Alm Brand A.S.......................................    40,716      208,719
#   Ambu A.S. Class B...................................     2,040      147,123
    AP Moeller - Maersk A.S. Class A....................       168      377,013
    AP Moeller - Maersk A.S. Class B....................       397      925,533
*   Auriga Industries A.S. Class B......................     5,968      320,651
#*  Bang & Olufsen A.S..................................    17,643      216,249
*   Bavarian Nordic A.S.................................    11,500      235,506
    Carlsberg A.S. Class B..............................     3,480      332,961
    Chr Hansen Holding A.S..............................    10,567      436,911
    Coloplast A.S. Class B..............................     3,661      309,547
#   D/S Norden A.S......................................    12,539      383,997
    Danske Bank A.S.....................................    32,955      952,091
    Dfds A.S............................................     1,459      116,953
    DSV A.S.............................................    31,347      989,923
    East Asiatic Co., Ltd. A.S..........................     3,691       38,208
#   FLSmidth & Co. A.S..................................    12,002      613,929
*   Genmab A.S..........................................     6,263      250,207
    GN Store Nord A.S...................................    44,143    1,128,344
    H Lundbeck A.S......................................     9,527      218,345
*   H+H International A.S. Class B......................     1,940       15,274

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
    Harboes Bryggeri A.S. Class B..........................     511 $     8,687
    IC Companys A.S........................................   2,785      88,898
    Jeudan A.S.............................................     667      71,408
*   Jyske Bank A.S.........................................  30,655   1,739,640
    NKT Holding A.S........................................  10,884     684,226
    Nordjyske Bank A.S.....................................     140       3,228
    Norresundby Bank A.S...................................     195       9,268
    Novo Nordisk A.S. Class B..............................  31,576   1,453,511
    Novozymes A.S. Class B.................................   7,154     353,761
    Pandora A.S............................................  12,272     839,784
*   Parken Sport & Entertainment A.S.......................     848      11,839
    PER Aarsleff A.S. Class B..............................     751     143,962
    Ringkjoebing Landbobank A.S............................   1,399     293,396
    Rockwool International A.S. Class B....................   1,772     295,474
*   Royal UNIBREW..........................................   3,788     554,452
    Schouw & Co............................................   6,091     281,650
    SimCorp A.S............................................   8,217     266,190
    Solar A.S. Class B.....................................   2,269     162,277
    Spar Nord Bank A.S.....................................  31,713     344,686
*   Sydbank A.S............................................  32,488     889,297
    TDC A.S................................................  71,306     719,344
    Tivoli A.S.............................................       1         560
*   Topdanmark A.S.........................................  33,455   1,031,626
*   TopoTarget A.S.........................................  61,560      44,118
#*  Torm A.S............................................... 166,552      23,940
    Tryg A.S...............................................   2,241     225,786
    United International Enterprises.......................     798     166,129
*   Vestas Wind Systems A.S................................  37,011   1,668,723
#*  Vestjysk Bank A.S......................................   1,419       3,996
*   William Demant Holding A.S.............................   2,926     254,417
#*  Zealand Pharma A.S.....................................     157       2,030
                                                                    -----------
TOTAL DENMARK..............................................          21,248,487
                                                                    -----------
FINLAND -- (1.9%)
    Afarak Group Oyj.......................................  27,643      12,467
    Ahlstrom Oyj...........................................   6,489      69,109
    Alma Media Oyj.........................................   6,053      24,641
    Amer Sports Oyj........................................  47,606     937,557
    Apetit Oyj.............................................     276       6,659
    Aspo Oyj...............................................   2,729      21,742
    Atria P.L.C............................................   3,573      34,613
    Bank of Aland P.L.C. Class B...........................       5          74
    BasWare Oyj............................................     628      27,860
#   Cargotec Oyj...........................................  14,768     538,210
    Caverion Corp..........................................  19,090     158,471
    Citycon Oyj............................................  62,377     229,059
    Cramo Oyj..............................................   5,196     105,472
    Elektrobit Oyj.........................................  47,687     159,558
    Elisa Oyj..............................................  34,878     999,021
    F-Secure Oyj...........................................  29,375     105,881
*   Finnair Oyj............................................  30,953     118,394
*   Finnlines Oyj..........................................     894      15,594
    Fiskars Oyj Abp........................................   5,171     125,793

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FINLAND -- (Continued)
    Fortum Oyj............................................. 107,420 $ 2,762,281
    HKScan Oyj Class A.....................................  13,510      67,671
    Huhtamaki Oyj..........................................  35,486     944,759
    Ilkka-Yhtyma Oyj.......................................   3,592      11,345
    Kemira Oyj.............................................  36,837     501,258
    Kesko Oyj Class A......................................     817      29,878
    Kesko Oyj Class B......................................  31,584   1,201,245
#   Kone Oyj Class B.......................................  13,756     578,408
#   Konecranes Oyj.........................................   9,141     297,009
    Lassila & Tikanoja Oyj.................................  11,163     210,189
*   Lemminkainen Oyj.......................................   2,049      39,163
    Metsa Board Oyj........................................  83,757     398,058
#   Metso Oyj..............................................  21,081     826,964
    Munksjo Oyj............................................   3,591      38,161
#   Neste Oil Oyj..........................................  73,717   1,360,424
#   Nokia Oyj.............................................. 340,765   2,699,668
    Nokian Renkaat Oyj.....................................  13,250     458,762
    Okmetic Oyj............................................   2,360      14,528
    Olvi Oyj Class A.......................................   2,656      88,902
*   Oriola-KD Oyj Class B..................................  40,778     121,762
    Orion Oyj Class A......................................   3,872     143,632
    Orion Oyj Class B......................................  23,518     871,911
#*  Outokumpu Oyj..........................................  57,760     468,268
#   Outotec Oyj............................................  46,103     478,578
    PKC Group Oyj..........................................   8,715     240,866
    Ponsse Oy..............................................     608       9,823
*   Poyry Oyj..............................................   6,843      36,600
    Raisio P.L.C. Class V..................................  42,361     233,549
    Ramirent Oyj...........................................  28,466     270,756
    Rautaruukki Oy.........................................  41,660     637,205
    Saga Furs Oyj..........................................     284       9,729
    Sampo Oyj Class A......................................  17,165     852,681
    Sanoma Oyj.............................................  32,889     257,968
    Stockmann Oyj Abp(5462371).............................   2,666      38,133
#   Stockmann Oyj Abp(5462393).............................   9,801     140,318
    Stora Enso Oyj Class R................................. 248,236   2,230,411
*   Talvivaara Mining Co. P.L.C............................ 190,260      16,305
    Technopolis Oyj........................................  11,219      62,026
    Tieto Oyj..............................................  30,114     800,474
    Tikkurila Oyj..........................................   8,224     207,832
    UPM-Kymmene Oyj........................................ 170,168   2,773,493
    Uponor Oyj.............................................  15,022     231,459
#   Vacon P.L.C............................................   5,478     202,858
    Vaisala Oyj Class A....................................   1,578      46,233
    Valmet OYJ.............................................   8,626      90,149
    Wartsila Oyj Abp.......................................   8,579     432,053
#   YIT Oyj................................................  29,594     303,227
                                                                    -----------
TOTAL FINLAND..............................................          28,427,147
                                                                    -----------
FRANCE -- (5.9%)
    Accor SA...............................................   5,760     278,943
#   Actia Group............................................   1,492       8,174
    Aeroports de Paris.....................................   1,173     160,676

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
#*  Air France-KLM..........................................  45,894 $  495,957
    Akka Technologies SA....................................   1,252     43,677
    ALBIOMA.................................................   8,952    226,353
#*  Alcatel-Lucent.......................................... 261,297    914,700
*   Alstom SA...............................................   8,571    308,258
    Altamir.................................................   2,833     43,961
    Alten SA................................................   8,403    404,995
    Altran Technologies SA..................................  39,678    417,503
    April...................................................   6,744    150,887
#*  Archos..................................................   3,060     11,587
    Arkema SA...............................................   7,800    723,202
    Assystem................................................   3,682    105,672
    AtoS....................................................  10,450    815,987
    Aubay...................................................     672      9,166
*   Audika Groupe...........................................   1,518     26,829
    AXA SA..................................................  76,463  1,756,711
    AXA SA Sponsored ADR....................................  14,588    335,378
    Axway Software SA.......................................   1,450     37,815
#*  Beneteau SA.............................................   8,579    151,566
    Bigben Interactive......................................   1,386     12,053
    BioMerieux..............................................   2,454    255,275
    BNP Paribas SA..........................................  41,203  2,733,960
    Boiron SA...............................................   2,387    181,577
    Bollore SA..............................................     599    369,680
    Bonduelle S.C.A.........................................   5,814    162,214
    Bongrain SA.............................................   1,522    125,423
    Bouygues SA.............................................  44,968  1,771,423
    Bureau Veritas SA.......................................   8,665    223,481
    Burelle SA..............................................      58     49,676
    Cap Gemini SA...........................................  13,755    997,420
    Carrefour SA............................................  38,584  1,332,489
    Casino Guichard Perrachon SA............................  18,881  2,275,633
*   Cegedim SA..............................................     820     28,737
    Cegid Group.............................................   3,249    131,118
#*  CGG SA..................................................  18,610    192,573
#*  CGG SA Sponsored ADR....................................  16,300    172,617
*   Chargeurs SA............................................   6,608     46,451
    Christian Dior SA.......................................   1,056    183,934
#   Cie de St-Gobain........................................  42,831  2,084,020
    Cie Generale des Etablissements Michelin................  14,641  1,606,110
*   Club Mediterranee SA....................................   7,116    207,099
    CNP Assurances..........................................  27,829    546,743
    Credit Agricole SA...................................... 132,414  1,791,218
    Dassault Systemes.......................................   2,688    180,380
    Derichebourg SA.........................................  41,333    121,687
    Devoteam SA.............................................     983     23,572
    Edenred.................................................   8,414    263,000
    Eiffage SA..............................................   8,750    567,178
    Electricite de France SA................................  11,002    355,407
    Electricite de Strasbourg SA............................      88     12,976
#*  Eramet..................................................   2,838    354,177
    Essilor International SA................................   6,917    675,709
    Esso SA Francaise.......................................     803     36,546

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
*   Etablissements Maurel et Prom...........................  29,537 $  449,034
    Euler Hermes Group......................................   3,745    437,046
*   Euro Disney SCA.........................................   2,997     14,887
    Eurofins Scientific SE..................................   1,827    544,735
    Eutelsat Communications SA..............................  12,772    440,671
#   Exel Industries Class A.................................      69      5,182
    Faiveley Transport SA...................................   2,273    162,863
    Faurecia................................................  18,712    661,934
    Fimalac.................................................   1,034     81,610
    Fleury Michon SA........................................     571     41,981
*   GameLoft SE.............................................   9,353     59,688
    GDF Suez................................................ 130,326  3,360,391
    GL Events...............................................   2,844     66,672
    Groupe Crit.............................................   1,020     61,733
    Groupe Eurotunnel SA....................................  83,494  1,104,942
    Groupe Flo..............................................   2,320      9,004
*   Groupe Fnac.............................................     972     42,977
    Groupe Gorge............................................   1,095     24,295
#*  Groupe Steria SCA.......................................  13,594    377,713
    Guerbet.................................................   2,210     97,642
    Haulotte Group SA.......................................   6,728    105,310
    Havas SA................................................  67,887    531,275
#*  Hi-Media SA.............................................  23,966     85,310
    Iliad SA................................................   1,081    297,534
    Imerys SA...............................................   3,441    268,681
#   Ingenico................................................   7,163    724,625
    Interparfums SA.........................................   3,033     98,345
    Ipsen SA................................................   3,857    171,413
    IPSOS...................................................   9,922    268,751
    Jacquet Metal Service...................................   6,357    131,554
    JCDecaux SA.............................................   6,656    228,420
    Kering..................................................   2,938    628,978
#   Korian-Medica...........................................  16,007    581,293
    L.D.C. SA...............................................      65     11,792
    Lafarge SA..............................................  30,333  2,360,930
    Lagardere SCA...........................................  45,165  1,344,545
#   Laurent-Perrier.........................................     548     51,042
*   Le Noble Age............................................     968     23,316
    Lectra..................................................   4,783     51,348
    Legrand SA..............................................   8,812    488,676
    Linedata Services.......................................     385     11,220
    LISI....................................................   1,335    208,140
    LVMH Moet Hennessy Louis Vuitton SA.....................   4,566    785,453
    Manitou BF SA...........................................   3,827     63,952
    Manutan International...................................     336     18,210
    Mersen..................................................   5,147    145,641
#*  METabolic EXplorer SA...................................  10,722     41,226
    Metropole Television SA.................................  10,537    193,282
    MGI Coutier.............................................     441     63,036
    Montupet................................................   2,611    162,325
    Natixis................................................. 139,423    900,929
#   Naturex.................................................   2,602    219,666
    Neopost SA..............................................   8,435    592,245

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
*   Nexans SA...............................................  16,366 $  745,394
    Nexity SA...............................................  10,330    391,554
    Norbert Dentressangle SA................................   1,253    184,014
*   NRJ Group...............................................   3,854     37,040
#   Orange SA............................................... 167,220  2,618,550
#   Orange SA Sponsored ADR.................................   3,032     47,178
#*  Orco Property Group SA..................................   8,374      4,918
    Orpea...................................................   8,514    557,316
    Paris Orleans SA........................................     507     11,860
*   Parrot SA...............................................   2,681     61,876
    Pernod Ricard SA........................................   2,185    244,701
#*  Peugeot SA.............................................. 145,926  2,176,484
*   Pierre & Vacances SA....................................   2,344     87,643
    Plastic Omnium SA.......................................  13,316    352,718
    PSB Industries SA.......................................     755     42,862
    Publicis Groupe SA......................................   9,651    700,212
    Rallye SA...............................................  12,283    616,299
#*  Recylex SA..............................................   7,033     22,485
    Remy Cointreau SA.......................................     864     70,691
    Renault SA..............................................  30,047  2,508,325
    Rexel SA................................................  36,306    703,493
    Robertet SA.............................................     246     55,638
#   Rubis SCA...............................................   4,795    287,901
    Safran SA...............................................   9,241    543,068
    Saft Groupe SA..........................................  11,419    420,703
    Samse SA................................................      40      5,344
    Sanofi..................................................  23,775  2,496,157
    Sartorius Stedim Biotech................................   1,037    179,153
    Schneider Electric SE(B11BPS1)..........................   1,883    159,060
    Schneider Electric SE(4834108)..........................   6,880    583,125
    SCOR SE.................................................  46,947  1,510,229
    SEB SA..................................................   4,577    371,024
    Seche Environnement SA..................................     944     29,396
#*  Sequana SA..............................................  16,121     58,100
    SES SA..................................................  11,712    430,781
    Societe BIC SA..........................................   1,862    256,719
    Societe d'Edition de Canal +............................  20,750    168,920
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco................................................     408     23,693
    Societe Generale SA.....................................  43,582  2,187,922
    Societe Internationale de Plantations d'Heveas SA.......     378     16,879
    Societe Marseillaise du Tunnel Prado-Carenage SA........     200      8,056
    Societe Television Francaise 1..........................  37,938    559,540
    Sodexo..................................................   3,155    313,569
#*  SOITEC.................................................. 100,087    305,385
*   Solocal Group........................................... 112,657     92,048
    Somfy SA................................................     303    101,285
#   Sopra Group SA..........................................   1,633    176,553
#*  Ste Industrielle d'Aviation Latecoere SA................   3,238     47,147
    Stef SA.................................................   1,476    104,125
    STMicroelectronics NV(5962332).......................... 106,648    887,825
#   STMicroelectronics NV(861012102)........................  14,700    121,128
*   Store Electronic........................................   1,158     22,593
    Suez Environnement Co...................................  12,609    235,324

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
FRANCE -- (Continued)
    Sword Group.............................................  2,537 $    61,722
    Synergie SA.............................................  4,953     117,947
*   Technicolor SA.......................................... 61,018     441,394
    Technip SA..............................................  3,079     284,422
    Teleperformance......................................... 17,355   1,205,802
    Thales SA...............................................  4,494     255,595
*   Theolia SA.............................................. 18,387      27,932
    Thermador Groupe........................................    269      28,054
    Total Gabon.............................................    101      55,201
    Total SA................................................ 64,835   4,181,512
    Total SA Sponsored ADR.................................. 16,698   1,077,021
    Touax SA................................................    388       9,117
#*  Transgene SA............................................  1,865      20,947
*   Trigano SA..............................................  4,601     116,171
*   UBISOFT Entertainment................................... 62,316   1,042,708
    Union Financiere de France BQE SA.......................    730      20,048
    Valeo SA................................................  6,816     816,677
    Vallourec SA............................................ 30,277   1,339,812
*   Valneva SE..............................................    568       3,850
    Veolia Environnement SA................................. 19,941     353,193
    Vetoquinol SA...........................................    151       6,835
    Vicat...................................................  4,734     376,771
    VIEL & Cie SA........................................... 10,410      29,023
#   Vilmorin & Cie SA.......................................  1,118     131,617
    Vinci SA................................................ 10,070     694,960
    Virbac SA...............................................    874     187,182
    Vivendi SA.............................................. 38,310     961,525
    VM Materiaux SA.........................................     25         957
    Vranken-Pommery Monopole SA.............................    394      13,582
    Zodiac Aerospace........................................ 12,850     402,354
                                                                    -----------
TOTAL FRANCE................................................         86,610,950
                                                                    -----------
GERMANY -- (5.5%)
    Aareal Bank AG.......................................... 18,789     796,833
    Adidas AG...............................................  6,474     512,640
    Adler Modemaerkte AG....................................  3,409      49,259
*   ADVA Optical Networking SE.............................. 13,638      50,574
#*  Air Berlin P.L.C........................................  2,352       4,082
#*  Aixtron SE.............................................. 10,539     142,208
    Allgeier SE.............................................  1,474      29,223
    Allianz SE.............................................. 20,504   3,413,630
    Allianz SE ADR.......................................... 11,988     199,900
    Amadeus Fire AG.........................................  1,359      96,902
*   AS Creation Tapeten.....................................     50       2,138
    Aurubis AG.............................................. 12,939     628,302
    Axel Springer SE........................................  7,705     433,836
    BASF SE................................................. 16,909   1,749,979
*   Bauer AG................................................  4,972     107,819
    Bayer AG................................................     31       4,089
    Bayerische Motoren Werke AG............................. 31,783   3,785,988
    BayWa AG................................................  5,645     280,334
    Bechtle AG..............................................  5,830     452,390
    Beiersdorf AG...........................................  3,397     306,186

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    Bertrandt AG............................................   1,271 $  158,732
    Bijou Brigitte AG.......................................   1,717    132,754
#   Bilfinger SE............................................   9,638    784,224
    Biotest AG..............................................   1,418    152,229
    Borussia Dortmund GmbH & Co. KGaA.......................  29,218    191,570
    Brenntag AG.............................................   4,621    741,898
    CANCOM SE...............................................   3,678    170,436
    Carl Zeiss Meditec AG...................................   3,846    114,025
    CAT Oil AG..............................................   6,392    122,174
    Celesio AG..............................................  38,400  1,313,605
    CENIT AG................................................   1,384     20,946
    CENTROTEC Sustainable AG................................   3,786     80,935
    Cewe Stiftung & Co. KGAA................................   2,595    175,141
    Comdirect Bank AG.......................................  15,116    156,390
*   Commerzbank AG.......................................... 141,238  2,029,305
    CompuGroup Medical AG...................................   6,007    149,438
*   Constantin Medien AG....................................  11,950     20,087
    Continental AG..........................................   2,736    589,237
    CropEnergies AG.........................................  11,125     65,343
    CTS Eventim AG & Co., KGaA..............................   9,694    283,637
    DAB Bank AG.............................................   5,739     31,666
    Daimler AG..............................................  34,405  2,839,056
#   Delticom AG.............................................   1,376     49,418
#   Deutsche Bank AG(D18190898).............................  46,645  1,593,393
    Deutsche Bank AG(5750355)...............................   1,436     49,109
    Deutsche Boerse AG......................................   5,867    424,740
    Deutsche Lufthansa AG...................................  63,029  1,111,838
    Deutsche Post AG........................................  28,268    904,425
    Deutsche Telekom AG.....................................  92,239  1,496,822
    Deutsche Telekom AG Sponsored ADR.......................  26,160    426,670
    Deutsche Wohnen AG......................................  24,198    523,566
    Deutz AG................................................  43,665    307,978
*   Dialog Semiconductor P.L.C..............................  18,013    547,828
    DMG MORI SEIKI AG.......................................  25,704    785,150
    Dr Hoenle AG............................................   1,129     23,448
    Draegerwerk AG & Co. KGaA...............................   1,067     84,387
    Drillisch AG............................................   8,176    306,076
    Duerr AG................................................   4,874    371,280
    E.ON SE.................................................  86,250  1,628,255
    Eckert & Ziegler AG.....................................   2,499     79,287
    Elmos Semiconductor AG..................................   4,954     89,521
    ElringKlinger AG........................................   7,791    281,044
#*  Euromicron AG...........................................   3,318     60,000
#*  Evotec AG...............................................  26,184    140,601
    Fielmann AG.............................................   1,348    170,180
    Francotyp-Postalia Holding AG Class A...................   2,977     17,277
    Fraport AG Frankfurt Airport Services Worldwide.........  12,112    796,034
    Freenet AG..............................................  28,731    758,111
    Fresenius Medical Care AG & Co. KGaA....................  10,537    730,403
#   Fresenius Medical Care AG & Co. KGaA ADR................   2,000     69,220
    Fresenius SE & Co. KGaA.................................  13,252  1,981,697
    Fuchs Petrolub SE.......................................     994     39,764
*   GAGFAH SA...............................................   4,662     81,711

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
    GEA Group AG............................................  14,891 $  668,163
    Gerresheimer AG.........................................   9,595    662,341
    Gerry Weber International AG............................   4,121    187,519
    Gesco AG................................................     909     88,840
    GFK SE..................................................   3,505    158,883
    GFT Technologies AG.....................................   7,299     90,723
    Grammer AG..............................................   6,884    336,696
    Grenkeleasing AG........................................   1,404    145,662
*   H&R AG..................................................   3,046     29,093
    Hamburger Hafen und Logistik AG.........................  11,003    283,472
    Hannover Rueck SE.......................................  12,736  1,087,191
*   Hansa Group AG..........................................   3,842      1,492
    HeidelbergCement AG.....................................  21,577  1,600,577
#*  Heidelberger Druckmaschinen AG.......................... 127,169    415,706
    Henkel AG & Co. KGaA....................................   1,781    169,545
    Highlight Communications AG.............................   7,046     32,434
    Hochtief AG.............................................   7,050    591,241
    Homag Group AG..........................................   1,297     46,208
#   Hornbach Baumarkt AG....................................   1,578     67,494
    Hugo Boss AG............................................   1,832    262,866
    Indus Holding AG........................................   8,058    423,476
    Infineon Technologies AG ADR............................  51,964    571,084
    Isra Vision AG..........................................   1,401     87,448
    Jenoptik AG.............................................  19,839    263,145
*   Joyou AG................................................   2,072     30,782
#   K+S AG..................................................  56,515  1,731,710
*   Kloeckner & Co. SE......................................  46,642    606,670
*   Koenig & Bauer AG.......................................   2,871     39,462
*   Kontron AG..............................................  29,488    185,895
    Krones AG...............................................   5,174    501,366
    KSB AG..................................................      37     24,951
#   KUKA AG.................................................   8,767    486,175
    KWS Saat AG.............................................     469    165,013
    Lanxess AG..............................................  19,908  1,265,043
    Leifheit AG.............................................     470     23,902
    Leoni AG................................................  14,435    986,485
    Linde AG................................................   6,174  1,259,241
#   LPKF Laser & Electronics AG.............................   6,156    109,028
    MAN SE..................................................   1,448    171,943
#*  Manz AG.................................................     828     76,606
*   Medigene AG.............................................   1,746     11,206
    Merck KGaA..............................................   4,942    437,021
*   Metro AG................................................  24,544    884,443
    MLP AG..................................................   8,436     56,339
*   Morphosys AG............................................   1,748    167,254
    MTU Aero Engines AG.....................................  12,009  1,033,138
*   Muehlbauer Holding AG & Co. KGaA........................     110      3,182
    Muenchener Rueckversicherungs AG........................   8,536  1,811,101
    MVV Energie AG..........................................     479     15,119
    Nemetschek AG...........................................   1,149    115,673
*   Nordex SE...............................................  20,754    377,329
    Norma Group SE..........................................   8,234    405,674
    OHB AG..................................................   2,059     59,126

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
*   Osram Licht AG........................................... 14,483 $  585,033
*   Patrizia Immobilien AG................................... 15,057    167,893
    Pfeiffer Vacuum Technology AG............................  1,650    163,824
#   PNE Wind AG.............................................. 20,016     77,236
    Progress-Werk Oberkirch AG...............................    195     11,832
#   Puma SE..................................................    355     90,570
*   QIAGEN NV(5732825)....................................... 27,968    682,984
#*  QIAGEN NV(2437907)....................................... 12,879    314,634
#   QSC AG................................................... 43,767    176,484
    R Stahl AG...............................................    522     27,959
    Rational AG..............................................    526    170,770
    Rheinmetall AG........................................... 15,191    920,754
    Rhoen Klinikum AG........................................ 32,851  1,018,764
    RIB Software AG..........................................  1,424     20,806
    RWE AG................................................... 85,573  3,435,612
    SAF-Holland SA........................................... 21,566    297,316
    Salzgitter AG............................................ 21,811    812,054
    Schaltbau Holding AG.....................................    971     65,023
#*  SGL Carbon SE............................................  5,961    191,403
    SHW AG...................................................  1,454     70,526
    Siemens AG...............................................  5,700    703,928
*   Singulus Technologies AG................................. 16,452     47,092
    Sixt SE..................................................  5,889    206,477
#*  SKW Stahl-Metallurgie Holding AG.........................  1,512     18,343
*   Sky Deutschland AG....................................... 15,523    139,616
#*  SMA Solar Technology AG..................................  5,907    159,131
    SMT Scharf AG............................................    508     12,249
    Softing AG...............................................    444      9,455
    Software AG.............................................. 19,123    478,409
*   Solarworld AG............................................    106      2,064
    Stada Arzneimittel AG.................................... 20,260    836,656
    Stroeer Media AG.........................................  8,990    189,412
    Suedzucker AG............................................ 15,415    270,033
    Surteco SE...............................................    393     15,004
#*  Suss Microtec AG......................................... 11,080    123,151
    Symrise AG...............................................  5,966    312,395
#   Syzygy AG................................................  1,491     12,139
    TAG Immobilien AG........................................ 26,881    327,637
    Takkt AG................................................. 11,261    188,225
*   Talanx AG................................................ 11,018    392,302
    Technotrans AG...........................................  1,769     18,584
    Telefonica Deutschland Holding AG........................ 79,573    622,144
    Telegate AG..............................................    473      3,217
*   ThyssenKrupp AG.......................................... 31,161    877,774
    Tipp24 SE................................................  2,174    105,120
#*  Tom Tailor Holding AG....................................  6,569    127,354
    Tomorrow Focus AG........................................  6,821     27,909
    TUI AG................................................... 86,705  1,223,772
    United Internet AG.......................................  8,463    338,358
    USU Software AG..........................................    590     10,647
    Volkswagen AG............................................  2,488    573,778
    Vossloh AG...............................................  1,593    115,826
#   VTG AG...................................................  3,591     73,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
#   Wacker Chemie AG.....................................     3,666 $   424,351
    Wacker Neuson SE.....................................    12,838     281,504
    Washtec AG...........................................     5,153      84,739
    Wincor Nixdorf AG....................................     6,360     323,111
    XING AG..............................................       626      67,637
                                                                    -----------
TOTAL GERMANY............................................            79,655,380
                                                                    -----------
GREECE -- (0.0%)
*   Bank of Cyprus PCL...................................   171,745          --
                                                                    -----------
HONG KONG -- (2.7%)
#   AAC Technologies Holdings, Inc.......................    36,500     217,108
    Aeon Stores Hong Kong Co., Ltd.......................     5,500       7,150
    AIA Group, Ltd.......................................   219,200   1,175,745
    Allied Group, Ltd....................................     6,000      26,583
    Allied Properties HK, Ltd............................   382,540      78,062
*   Anxian Yuan China Holdings, Ltd......................   580,000      13,520
*   Apac Resources, Ltd..................................    82,117       1,910
    APT Satellite Holdings, Ltd..........................   114,000     168,051
    Asia Financial Holdings, Ltd.........................    98,000      42,416
    Asia Satellite Telecommunications Holdings, Ltd......    36,000     125,214
    Asia Standard International Group, Ltd...............    22,000       6,016
    ASM Pacific Technology, Ltd..........................     9,600     101,977
    Associated International Hotels, Ltd.................    10,000      30,099
    Bank of East Asia, Ltd...............................    80,058     341,297
    BOC Hong Kong Holdings, Ltd..........................   100,500     315,204
    Bonjour Holdings, Ltd................................   486,200      74,181
    Bossini International Hldg...........................   160,000      13,736
*   Brightoil Petroleum Holdings, Ltd....................   303,000      92,531
#*  Brockman Mining, Ltd.................................   873,840      44,015
*   Burwill Holdings, Ltd................................   194,000       6,824
    Cafe de Coral Holdings, Ltd..........................    56,000     199,557
    Cathay Pacific Airways, Ltd..........................   121,000     228,285
    Chen Hsong Holdings..................................    48,000      14,234
    Cheuk Nang Holdings, Ltd.............................    20,212      17,979
    Cheung Kong Holdings, Ltd............................    50,000     969,180
    Cheung Kong Infrastructure Holdings, Ltd.............    30,000     210,966
*   Cheung Wo International Holdings, Ltd................   348,000      26,906
    Chevalier International Holdings, Ltd................    20,000      33,276
*   China Billion Resources, Ltd.........................   198,000          --
*   China Daye Non-Ferrous Metals Mining, Ltd............   582,000      12,725
    China Electronics Corp. Holdings Co., Ltd............   312,000      66,957
*   China Energy Development Holdings, Ltd............... 3,874,000     120,840
*   China Flavors & Fragrances Co., Ltd..................    18,102       2,979
*   China Infrastructure Investment, Ltd.................   532,000       8,979
    China Metal International Holdings, Inc..............   162,000      59,498
*   China Renji Medical Group, Ltd.......................   364,300      23,503
*   China Solar Energy Holdings, Ltd.....................    64,000         557
*   China Star Entertainment, Ltd........................ 3,150,000      48,106
    Chong Hing Bank, Ltd.................................    18,958      35,699
    Chow Sang Sang Holdings International, Ltd...........   104,000     269,951
#   Chow Tai Fook Jewellery Group, Ltd...................    69,600     100,767
    Chu Kong Shipping Enterprise Group Co., Ltd..........   298,000      72,540

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Chuang's Consortium International, Ltd...............    266,925 $   35,044
    CITIC Telecom International Holdings, Ltd............    553,000    198,295
    CK Life Sciences International Holdings, Inc.........    966,000     95,766
    CNT Group, Ltd.......................................    406,000     20,078
*   CP Lotus Corp........................................    260,000      6,445
    Cross-Harbour Holdings, Ltd. (The)...................      7,000      5,906
    CSI Properties, Ltd..................................  1,321,515     56,058
    Cw Group Holdings, Ltd...............................    174,000     44,489
    Dah Sing Banking Group, Ltd..........................    214,995    384,411
    Dah Sing Financial Holdings, Ltd.....................     79,466    451,450
*   Dan Form Holdings Co., Ltd...........................    191,000     19,102
    Dickson Concepts International, Ltd..................     34,500     19,566
    Dorsett Hospitality International, Ltd...............    385,000     70,248
    Emperor Capital Group, Ltd...........................    342,000     18,708
    Emperor Entertainment Hotel, Ltd.....................    310,000    107,950
    Emperor International Holdings, Ltd..................    629,750    161,303
    Emperor Watch & Jewellery, Ltd.......................  2,080,000    132,891
*   EPI Holdings, Ltd....................................  1,400,000     35,108
    Esprit Holdings, Ltd.................................    674,599  1,059,004
    Fairwood Holdings, Ltd...............................      8,000     17,207
#   Far East Consortium International, Ltd...............    429,930    163,701
*   FIH Mobile, Ltd......................................    474,000    265,504
    First Pacific Co., Ltd...............................    489,200    585,459
    Fountain SET Holdings, Ltd...........................    436,000     56,539
    Fujikon Industrial Holdings, Ltd.....................      8,000      1,895
    Future Bright Holdings, Ltd..........................    132,000     68,226
*   G-Resources Group, Ltd............................... 11,707,800    335,856
    Get Nice Holdings, Ltd...............................  1,692,000     81,359
#   Giordano International, Ltd..........................    546,000    319,428
*   Global Brands Group Holding, Ltd.....................    284,000     74,023
    Glorious Sun Enterprises, Ltd........................    122,000     27,208
    Golden Resources Development International, Ltd......     90,000      5,126
#   Haitong International Securities Group, Ltd..........    158,405     91,145
    Hang Lung Group, Ltd.................................    122,000    654,261
    Hang Lung Properties, Ltd............................    217,000    670,173
    Hang Seng Bank, Ltd..................................     19,500    330,842
    Hao Tian Dev Group, Ltd..............................     72,800     20,666
    Harbour Centre Development, Ltd......................     36,000     65,490
    Henderson Land Development Co., Ltd..................    198,141  1,259,373
    HKR International, Ltd...............................    154,171     72,745
    Hon Kwok Land Investment Co., Ltd....................     62,000     22,096
    Hong Kong & China Gas Co., Ltd.......................    106,700    233,260
    Hong Kong Aircraft Engineering Co., Ltd..............      7,200     83,276
    Hong Kong Exchanges and Clearing, Ltd................     41,266    925,987
#*  Hong Kong Television Network, Ltd. ADR...............      3,100     20,584
    Hongkong & Shanghai Hotels (The).....................    103,500    147,541
    Hongkong Chinese, Ltd................................    118,000     26,572
    Hopewell Holdings, Ltd...............................    214,500    745,023
    Hsin Chong Construction Group, Ltd...................    724,000     95,790
    Hung Hing Printing Group, Ltd........................    150,000     21,495
    Hutchison Telecommunications Hong Kong Holdings, Ltd.    670,000    287,509
    Hutchison Whampoa, Ltd...............................     66,000    896,163
    Hysan Development Co., Ltd...........................     36,000    172,785

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
*   I-CABLE Communications, Ltd...........................   358,000 $   35,652
#*  Imagi International Holdings, Ltd..................... 3,008,000     70,095
*   Integrated Waste Solutions Group Holdings, Ltd........   384,000     16,676
*   International Standard Resources Holdings, Ltd........   605,000     10,787
*   IRC, Ltd..............................................   664,000     58,773
#   IT, Ltd...............................................   298,000    109,825
    Johnson Electric Holdings, Ltd........................   130,625    505,642
#   K Wah International Holdings, Ltd.....................   600,243    437,492
    Ka Shui International Holdings, Ltd...................   140,000     19,594
    Kerry Logistics Network, Ltd..........................    52,750     86,105
    Kerry Properties, Ltd.................................   194,000    708,110
*   King Stone Energy Group, Ltd..........................   284,000      9,490
    Kingmaker Footwear Holdings, Ltd......................    72,000     12,353
    Kingston Financial Group, Ltd......................... 1,510,000    168,427
    Kowloon Development Co., Ltd..........................   117,000    141,894
#   L'Occitane International SA...........................    85,500    219,713
*   Lai Sun Development Co., Ltd.......................... 5,039,666    126,531
    Lerado Group Holding Co., Ltd.........................   138,000     20,064
    Li & Fung, Ltd........................................   284,000    377,595
    Lifestyle International Holdings, Ltd.................    89,000    173,841
    Lippo China Resources, Ltd............................   242,000     12,157
    Lippo, Ltd............................................     6,000      3,506
    Liu Chong Hing Investment, Ltd........................    94,000    123,192
    Luen Thai Holdings, Ltd...............................    87,000     23,631
    Luk Fook Holdings International, Ltd..................   173,000    536,203
    Lung Kee Bermuda Holdings.............................    38,000     13,220
    Magnificent Estates...................................   818,000     40,911
#   Man Wah Holdings, Ltd.................................   102,000    150,406
    Man Yue Technology Holdings, Ltd......................   142,000     34,496
*   Mei Ah Entertainment Group, Ltd.......................   540,000     58,628
    Melco Crown Entertainment, Ltd. ADR...................     3,915    129,978
    Melco International Development, Ltd..................    71,000    210,913
    MGM China Holdings, Ltd...............................    32,000    117,013
#*  Midland Holdings, Ltd.................................   358,584    193,782
*   Ming Fung Jewellery Group, Ltd........................   729,000      7,390
    Miramar Hotel & Investment............................    39,000     48,819
#*  Mongolian Mining Corp.................................   887,000     62,648
    MTR Corp., Ltd........................................    28,025    110,098
    NagaCorp, Ltd.........................................   332,000    290,543
    Natural Beauty Bio-Technology, Ltd....................   140,000      7,186
*   Neo-Neon Holdings, Ltd................................   205,000     41,529
*   Neptune Group, Ltd.................................... 2,370,000     52,830
    New World Development Co., Ltd........................   956,465  1,206,138
#   Newocean Energy Holdings, Ltd.........................   448,000    306,222
*   Next Media, Ltd.......................................   184,000     24,165
    NWS Holdings, Ltd.....................................   181,874    336,947
*   Orange Sky Golden Harvest Entertainment Holdings,
       Ltd................................................   750,000     55,172
    Orient Overseas International, Ltd....................   101,500    540,683
    Oriental Watch Holdings...............................   198,000     48,311
    Pacific Andes International Holdings, Ltd.............   812,224     31,779
    Pacific Basin Shipping, Ltd...........................   599,000    360,816
#   Pacific Textiles Holdings, Ltd........................   162,000    202,812
    Paliburg Holdings, Ltd................................    44,000     15,382

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
#   Paradise Entertainment, Ltd...........................   184,000 $  128,969
    PCCW, Ltd.............................................   867,013    529,739
*   Pearl Oriental Oil, Ltd...............................   558,800     15,980
    Pico Far East Holdings, Ltd...........................   158,000     36,469
    Playmates Holdings, Ltd...............................    64,000     80,465
#   Playmates Toys, Ltd...................................   108,000     47,339
    PNG Resources Holdings, Ltd........................... 1,048,000      7,032
    Polytec Asset Holdings, Ltd...........................   810,000    125,400
    Public Financial Holdings, Ltd........................    48,000     22,883
    PYI Corp., Ltd........................................   992,000     23,252
    Regal Hotels International Holdings, Ltd..............   296,000    176,094
*   Richfield Group Holdings, Ltd.........................   664,000     19,039
*   Rising Development Holdings, Ltd......................    74,000     44,838
#   SA SA International Holdings, Ltd.....................   256,000    204,122
    Samsonite International SA............................   125,100    387,676
#*  Sandmartin International Holdings, Ltd................     6,000        574
    SAS Dragon Hldg, Ltd..................................   112,000     38,888
    SEA Holdings, Ltd.....................................    62,000     38,749
    Shangri-La Asia, Ltd..................................   287,666    454,515
#   Shenyin Wanguo HK, Ltd................................    85,000     51,860
*   Shougang Concord Technology Holdings..................   892,000     34,158
*   Shun Tak Holdings, Ltd................................   753,249    384,312
*   Silver base Group Holdings, Ltd.......................   218,000     27,524
*   Simsen International Corp., Ltd.......................   180,000    109,630
    Singamas Container Holdings, Ltd......................   636,000    122,129
    Sino Land Co., Ltd....................................   500,963    860,582
    Sitoy Group Holdings, Ltd.............................    81,000     56,417
    SJM Holdings, Ltd.....................................    68,000    181,673
#   SmarTone Telecommunications Holdings, Ltd.............   141,000    205,088
*   SOCAM Development, Ltd................................    93,768     89,164
    Soundwill Holdings, Ltd...............................    12,000     21,630
*   South China China, Ltd................................   480,000     43,520
#   Stella International Holdings, Ltd....................   111,500    311,466
    Stelux Holdings International, Ltd....................   162,800     41,913
    Sun Hung Kai & Co., Ltd...............................   294,341    250,958
    Sun Hung Kai Properties, Ltd..........................    78,282  1,187,255
    Swire Pacific, Ltd. Class A...........................    43,000    553,355
    Swire Pacific, Ltd. Class B...........................    67,500    161,219
*   Symphony Holdings, Ltd................................   150,000     10,814
    TAI Cheung Holdings, Ltd..............................    47,000     38,687
    Tao Heung Holdings, Ltd...............................    66,000     39,410
*   Taung Gold International, Ltd.........................   970,000     26,033
*   Technovator International, Ltd........................   146,000     67,470
    Techtronic Industries Co..............................   137,500    412,126
    Television Broadcasts, Ltd............................    81,800    531,315
    Texwinca Holdings, Ltd................................   260,000    244,459
*   Titan Petrochemicals Group, Ltd.......................   620,000        200
    Tradelink Electronic Commerce, Ltd....................   118,000     30,482
    Transport International Holdings, Ltd.................    48,800     90,021
#   Trinity, Ltd..........................................   568,000    142,858
*   TSC Group Holdings, Ltd...............................   197,000     93,143
#*  United Laboratories International Holdings,
      Ltd. (The)..........................................   267,000    177,210
    Value Partners Group, Ltd.............................   187,000    135,506

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
    Varitronix International, Ltd........................   164,000 $   150,423
    Victory City International Holdings, Ltd.............   320,128      41,843
    Vitasoy International Holdings, Ltd..................   158,000     203,295
    VST Holdings, Ltd....................................   433,200     110,730
#   VTech Holdings, Ltd..................................    36,600     452,471
    Wang On Group, Ltd................................... 2,700,000      91,056
    Wharf Holdings, Ltd. (The)...........................    94,000     747,372
    Wheelock & Co., Ltd..................................   146,000     736,164
#   Wing Hang Bank, Ltd..................................    26,816     432,513
    Wing On Co. International, Ltd.......................    30,000      86,119
    Wing Tai Properties, Ltd.............................   120,000      75,841
#   Wynn Macau, Ltd......................................    35,600     151,706
    Xinyi Glass Holdings, Ltd............................   704,000     411,762
#   Xinyi Solar Holdings, Ltd............................   242,000      68,615
    YGM Trading, Ltd.....................................     8,000      17,954
    Yue Yuen Industrial Holdings, Ltd....................   122,000     406,922
                                                                    -----------
TOTAL HONG KONG..........................................            39,177,813
                                                                    -----------
IRELAND -- (0.5%)
*   Bank of Ireland...................................... 3,184,554   1,118,993
#*  Bank of Ireland Sponsored ADR........................    10,709     152,389
    C&C Group P.L.C......................................    71,103     404,052
    CRH P.L.C............................................     9,182     214,313
    CRH P.L.C. Sponsored ADR.............................    59,771   1,404,021
    Dragon Oil P.L.C.....................................    39,592     372,936
    FBD Holdings P.L.C...................................     8,425     161,429
    Glanbia P.L.C........................................    36,903     567,742
    IFG Group P.L.C......................................     7,878      17,665
    Irish Continental Group P.L.C........................    34,388     122,548
*   Kenmare Resources P.L.C..............................    71,237      17,259
    Kerry Group P.L.C. Class A...........................     8,222     610,658
    Kingspan Group P.L.C.................................    31,873     545,760
    Paddy Power P.L.C....................................     8,110     572,645
    Smurfit Kappa Group P.L.C............................    31,651     686,864
                                                                    -----------
TOTAL IRELAND............................................             6,969,274
                                                                    -----------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.......................    73,121     129,724
*   Africa Israel Properties, Ltd........................       987      17,001
*   Airport City, Ltd....................................     4,711      46,665
*   AL-ROV Israel, Ltd...................................     1,591      54,440
*   Alon Blue Square Israel, Ltd.........................     1,554       5,074
*   Alrov Properties and Lodgings, Ltd...................       710      17,717
*   AudioCodes, Ltd......................................     4,091      23,755
*   Azorim-Investment Development & Construction Co.,
      Ltd................................................    17,486      15,593
    Azrieli Group........................................    11,185     363,941
    Babylon, Ltd.........................................     6,679       8,801
    Bank Hapoalim BM.....................................   170,928     997,065
*   Bank Leumi Le-Israel BM..............................   175,500     689,134
    Bayside Land Corp....................................        85      23,359
    Bezeq The Israeli Telecommunication Corp., Ltd.......   127,225     236,895
    Big Shopping Centers 2004, Ltd.......................       959      39,912

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
    Cellcom Israel, Ltd.(B23WQK8).............................     833 $ 10,291
#   Cellcom Israel, Ltd.(M2196U109)...........................   7,780   94,994
*   Ceragon Networks, Ltd.....................................   5,455   10,920
*   Clal Biotechnology Industries, Ltd........................  22,507   57,827
*   Clal Insurance Enterprises Holdings, Ltd..................   9,219  172,547
*   Compugen, Ltd.............................................   2,327   19,410
    Delek Automotive Systems, Ltd.............................   4,482   46,672
    Delek Group, Ltd..........................................     354  138,899
    Delta-Galil Industries, Ltd...............................   3,234   96,129
    Elbit Systems, Ltd.(6308913)..............................   2,463  154,343
    Elbit Systems, Ltd.(M3760D101)............................     500   31,370
    Electra, Ltd..............................................     641   90,246
*   Elron Electronic Industries, Ltd..........................   5,818   52,048
*   Evogene, Ltd..............................................     302    3,978
*   EZchip Semiconductor, Ltd.(6554998).......................   1,999   48,422
*   EZchip Semiconductor, Ltd.(M4146Y108).....................   1,922   46,455
    First International Bank Of Israel, Ltd...................  10,129  162,556
    Formula Systems 1985, Ltd.................................   2,287   62,368
    Fox Wizel, Ltd............................................     747   16,258
    Frutarom Industries, Ltd..................................   4,837  120,138
*   Gilat Satellite Networks, Ltd.(B01BZ39)...................   4,767   21,684
*   Gilat Satellite Networks, Ltd.(M51474118).................   3,025   14,066
    Golf & Co., Ltd...........................................   2,258    6,847
*   Hadera Paper, Ltd.........................................     615   24,310
    Harel Insurance Investments & Financial Services, Ltd.....  50,780  296,308
*   Industrial Buildings Corp.................................   5,056   10,074
    Israel Chemicals, Ltd.....................................   5,296   43,063
*   Israel Discount Bank, Ltd. Class A........................ 236,218  411,504
    Ituran Location and Control, Ltd..........................   2,289   53,073
*   Jerusalem Oil Exploration.................................   4,925  221,232
*   Kamada, Ltd...............................................   5,535   37,998
    Matrix IT, Ltd............................................  17,675   96,860
*   Mazor Robotics, Ltd.......................................   7,056   48,219
    Meitav DS Investments, Ltd................................     436    1,498
    Melisron, Ltd.............................................   1,534   40,719
    Menorah Mivtachim Holdings, Ltd...........................  11,153  133,827
    Migdal Insurance & Financial Holding, Ltd.................  76,210  121,709
    Mivtach Shamir Holdings, Ltd..............................   1,364   44,881
    Mizrahi Tefahot Bank, Ltd.................................  35,973  454,878
*   Naphtha Israel Petroleum Corp., Ltd.......................  10,581   75,750
    NICE Systems, Ltd. Sponsored ADR..........................   2,453   96,992
*   Nitsba Holdings 1995, Ltd.................................   2,921   44,014
*   Nova Measuring Instruments, Ltd...........................   1,566   15,861
*   Oil Refineries, Ltd....................................... 444,111  133,748
    Ormat Industries..........................................  25,539  185,047
    Osem Investments, Ltd.....................................   1,973   46,311
*   Partner Communications Co., Ltd...........................   4,381   33,217
*   Partner Communications Co., Ltd. ADR......................  10,082   75,111
    Paz Oil Co., Ltd..........................................     515   82,829
    Phoenix Holdings, Ltd. (The)..............................  29,425  104,788
    Plasson Industries, Ltd...................................   1,206   48,926
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.......   1,447   71,510
*   Sapiens International Corp. NV............................   2,806   20,699

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Shikun & Binui, Ltd..................................    36,629 $    87,316
    Shufersal, Ltd.......................................     8,735      27,694
    Strauss Group, Ltd...................................     2,188      42,943
    Teva Pharmaceutical Industries, Ltd..................       395      21,151
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...    55,754   2,982,839
#*  Tower Semiconductor, Ltd.............................     4,630      47,675
*   Union Bank of Israel.................................     5,193      22,456
                                                                    -----------
TOTAL ISRAEL.............................................            10,454,574
                                                                    -----------
ITALY -- (2.6%)
    A2A SpA..............................................   161,578     184,378
    ACEA SpA.............................................     7,397     107,720
*   Aeffe SpA............................................     6,810      12,680
    Aeroporto di Venezia Marco Polo SpA - SAVE...........     5,671      92,492
    Alerion Cleanpower SpA...............................     2,861      11,782
    Amplifon SpA.........................................    17,551     104,840
    Ansaldo STS SpA......................................    23,654     231,005
#*  Arnoldo Mondadori Editore SpA........................    30,930      36,563
    Ascopiave SpA........................................     8,381      21,843
    Assicurazioni Generali SpA...........................    17,834     372,248
#   Astaldi SpA..........................................    31,377     302,049
    Atlantia SpA.........................................    19,780     523,505
*   Autogrill SpA........................................    30,709     261,328
    Azimut Holding SpA...................................    23,394     602,177
#*  Banca Carige SpA..................................... 1,081,956     206,676
    Banca Generali SpA...................................    14,051     392,413
#   Banca IFIS SpA.......................................     5,199      95,377
*   Banca Monte dei Paschi di Siena SpA..................   573,735   1,035,491
*   Banca Popolare dell'Emilia Romagna SC................   208,066   1,759,096
*   Banca Popolare di Milano Scarl....................... 1,219,032   1,062,289
    Banca Popolare di Sondrio SCARL......................   113,180     514,344
    Banca Profilo SpA....................................    35,778      17,289
    Banco di Desio e della Brianza SpA...................    19,322      72,193
*   Banco Popolare SC....................................   143,917   2,222,609
*   BasicNet SpA.........................................     6,641      20,414
    Biesse SpA...........................................     5,834      71,097
    Brembo SpA...........................................     6,992     256,907
#*  Brioschi Sviluppo Immobiliare SpA....................    10,866       1,471
#   Brunello Cucinelli SpA...............................     2,515      56,446
    Buzzi Unicem SpA.....................................    33,500     543,255
    Cairo Communication SpA..............................     3,024      21,926
    Cementir Holding SpA.................................    24,433     190,474
*   CIR-Compagnie Industriali Riunite SpA................   179,295     249,173
    CNH Industrial NV....................................    17,446     161,025
    Credito Emiliano SpA.................................    20,701     173,719
*   Credito Valtellinese Scarl...........................   641,309     784,148
#   d'Amico International Shipping SA....................    22,435      15,192
    Danieli & C Officine Meccaniche SpA..................     2,308      65,958
    Datalogic SpA........................................     3,058      35,124
    Davide Campari-Milano SpA............................    32,321     252,138
    De' Longhi...........................................    11,355     241,080
    DiaSorin SpA.........................................     4,496     179,910
*   Ei Towers SpA........................................     2,079     111,925

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
    El.En. SpA..............................................     407 $   11,907
    Enel Green Power SpA....................................  99,708    275,783
    Engineering SpA.........................................     981     52,826
    Eni SpA.................................................  64,712  1,646,656
    Eni SpA Sponsored ADR...................................  10,306    523,545
    ERG SpA.................................................  23,781    352,237
    Esprinet SpA............................................  14,497    148,523
*   Eurotech SpA............................................  15,195     40,391
    Falck Renewables SpA....................................  48,405     83,051
#*  Fiat SpA................................................ 139,681  1,340,591
*   Finmeccanica SpA........................................ 118,534  1,092,040
    FNM SpA.................................................  72,438     55,826
#*  Geox SpA................................................  19,867     73,689
*   Gruppo Editoriale L'Espresso SpA........................  50,190     79,188
#   Gtech Spa...............................................   7,064    169,770
    Hera SpA................................................  76,977    208,201
*   IMMSI SpA...............................................  93,687     78,639
*   Indesit Co. SpA.........................................  16,201    234,344
    Industria Macchine Automatiche SpA......................   3,382    134,799
*   Intek Group SpA.........................................  68,376     38,090
    Interpump Group SpA.....................................  16,337    208,495
    Intesa Sanpaolo SpA..................................... 624,121  1,853,404
    Iren SpA................................................ 102,452    144,370
    Italcementi SpA.........................................  65,482    485,796
    Italmobiliare SpA.......................................   3,545    142,186
*   Juventus Football Club SpA..............................  97,295     29,543
*   Landi Renzo SpA.........................................   7,410     11,085
    Luxottica Group SpA.....................................   5,542    305,747
    Luxottica Group SpA Sponsored ADR.......................     300     16,470
#*  Maire Tecnimont SpA.....................................  30,906     81,266
    MARR SpA................................................   8,957    148,186
*   Mediaset SpA............................................ 135,800    538,719
*   Mediobanca SpA..........................................  85,662    755,032
    Mediolanum SpA..........................................  13,332    101,323
    Parmalat SpA............................................  66,960    221,284
#*  Piaggio & C SpA.........................................  49,378    147,021
    Pirelli & C. SpA........................................  18,964    282,814
#*  Prelios SpA.............................................  12,061      7,227
*   Prima Industrie SpA.....................................   2,010     34,172
    Prysmian SpA............................................  29,226    621,469
#*  RCS MediaGroup SpA......................................   2,140      3,185
    Recordati SpA...........................................  22,499    371,361
    Reply SpA...............................................   1,487    110,896
#*  Retelit SpA.............................................  33,446     25,670
    Sabaf SpA...............................................     760     12,274
*   Safilo Group SpA........................................  16,356    339,697
*   Saipem SpA..............................................   9,427    219,574
#*  Salini Impregilo SpA....................................   1,647      7,457
    Salvatore Ferragamo SpA.................................  12,742    350,470
#*  Saras SpA...............................................  95,427    118,855
    Servizi Italia SpA......................................   2,006     12,403
#*  Snai SpA................................................  24,408     57,167
    Societa Cattolica di Assicurazioni SCRL.................  17,342    369,417

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
    Societa Iniziative Autostradali e Servizi SpA..........  18,019 $   214,367
*   Sogefi SpA.............................................  12,821      51,371
    SOL SpA................................................  10,697      90,454
*   Sorin SpA..............................................  79,381     217,973
#*  Telecom Italia SpA..................................... 769,000     886,112
*   Telecom Italia SpA Sponsored ADR.......................  32,914     375,549
    Tenaris SA.............................................   4,398      94,676
    Tenaris SA ADR.........................................   2,700     116,019
    Terna Rete Elettrica Nazionale SpA.....................  71,457     375,806
#*  Tiscali SpA............................................ 160,000      12,365
#   Tod's SpA..............................................     859      94,226
    Trevi Finanziaria Industriale SpA......................  21,376     170,484
    UniCredit SpA.......................................... 187,183   1,460,237
    Unione di Banche Italiane SCPA......................... 339,391   2,794,176
    Unipol Gruppo Finanziario SpA.......................... 128,743     705,827
    UnipolSai SpA.......................................... 197,970     599,294
    Vittoria Assicurazioni SpA.............................  13,884     190,869
*   World Duty Free SpA....................................   9,277     105,620
*   Yoox SpA...............................................   7,934     208,804
    Zignago Vetro SpA......................................   6,560      45,375
                                                                    -----------
TOTAL ITALY................................................          37,257,504
                                                                    -----------
JAPAN -- (19.2%)
    77 Bank, Ltd. (The).................................... 125,000     650,832
    A&D Co., Ltd...........................................   9,700      50,324
#   ABC-Mart, Inc..........................................   1,100      59,404
#   Accordia Golf Co., Ltd.................................  33,000     411,648
    Achilles Corp..........................................  66,000      92,361
    Adastria Holdings Co., Ltd.............................   8,880     200,622
    ADEKA Corp.............................................  36,300     500,441
    Aderans Co., Ltd.......................................   4,800      70,395
    Advan Co., Ltd.........................................   2,600      27,736
#   Advantest Corp.........................................  11,300     126,159
    Advantest Corp. ADR....................................   1,800      20,232
#   Aeon Co., Ltd.......................................... 175,400   1,969,411
#   Aeon Fantasy Co., Ltd..................................   3,600      48,428
*   AGORA Hospitality Group Co., Ltd.......................  34,000      14,366
    Agro-Kanesho Co., Ltd..................................   1,500      12,184
    Ahresty Corp...........................................   5,600      48,879
    Ai Holdings Corp.......................................   7,700     142,437
    Aica Kogyo Co., Ltd....................................   8,300     178,926
    Aichi Bank, Ltd. (The).................................   3,600     176,493
    Aichi Corp.............................................  16,200      74,665
    Aichi Steel Corp.......................................  59,000     233,703
    Aichi Tokei Denki Co., Ltd.............................  17,000      50,597
#   Aida Engineering, Ltd..................................  19,100     181,661
*   Aigan Co., Ltd.........................................   2,400       6,475
    Ain Pharmaciez, Inc....................................   2,300     107,102
    Aiphone Co., Ltd.......................................   1,100      20,549
    Air Water, Inc.........................................  22,000     351,846
    Airport Facilities Co., Ltd............................   6,100      40,666
    Aisan Industry Co., Ltd................................  12,000      98,566
    Aisin Seiki Co., Ltd...................................  17,100     664,128

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Aizawa Securities Co., Ltd..............................   3,400 $   17,217
    Ajinomoto Co., Inc......................................  26,000    399,675
    Akebono Brake Industry Co., Ltd.........................  22,900    110,794
    Akita Bank, Ltd. (The)..................................  71,000    200,184
    Alconix Corp............................................   5,200     78,240
    Alfresa Holdings Corp...................................   5,000    298,503
    Alinco, Inc.............................................   2,900     33,777
    Allied Telesis Holdings K.K.............................  20,700     17,315
    Alpen Co., Ltd..........................................  10,300    172,441
    Alpha Corp..............................................   1,500     15,229
    Alpha Systems, Inc......................................     560      8,209
    Alpine Electronics, Inc.................................  24,300    382,797
    Alps Electric Co., Ltd..................................  50,200    696,778
    Alps Logistics Co., Ltd.................................   2,000     21,419
    Amada Co., Ltd.......................................... 101,000    981,019
    Amano Corp..............................................  23,200    269,686
    Amiyaki Tei Co., Ltd....................................   2,200     80,178
    Anest Iwata Corp........................................   7,000     49,132
    Anritsu Corp............................................  25,900    246,809
    AOKI Holdings, Inc......................................  14,778    193,305
    Aomori Bank, Ltd. (The).................................  75,000    216,287
    Aoyama Trading Co., Ltd.................................  22,300    568,251
#   Aozora Bank, Ltd........................................  59,000    200,487
    Arakawa Chemical Industries, Ltd........................   1,600     19,600
    Arata Corp..............................................  11,000     36,079
    Araya Industrial Co., Ltd...............................  17,000     26,557
    Arcland Sakamoto Co., Ltd...............................   7,400    163,885
    Arcs Co., Ltd...........................................  15,789    333,541
    Ariake Japan Co., Ltd...................................   3,200     81,093
    Arisawa Manufacturing Co., Ltd..........................  11,600     78,789
*   Arrk Corp...............................................  16,100     24,614
#   Artnature, Inc..........................................   2,200     64,507
    As One Corp.............................................   4,500    134,992
    Asahi Broadcasting Corp.................................     200      1,226
    Asahi Co., Ltd..........................................   4,900     65,637
    Asahi Diamond Industrial Co., Ltd.......................  11,100    162,443
#   Asahi Glass Co., Ltd.................................... 179,000  1,060,718
    Asahi Group Holdings, Ltd...............................   4,300    129,682
    Asahi Holdings, Inc.....................................  10,000    172,345
    Asahi Intecc Co., Ltd...................................   5,000    207,367
    Asahi Kasei Corp........................................  84,000    663,862
    Asahi Kogyosha Co., Ltd.................................   4,000     15,640
    Asahi Organic Chemicals Industry Co., Ltd...............  20,000     42,237
*   Asanuma Corp............................................  30,000     41,164
#   Asatsu-DK, Inc..........................................  10,300    263,271
#*  Ashimori Industry Co., Ltd..............................  19,000     39,965
*   Asia Growth Capital, Ltd................................   6,400     10,013
#   Asics Corp..............................................   5,000    106,112
    ASKA Pharmaceutical Co., Ltd............................  13,800    149,239
#   ASKUL Corp..............................................   2,300     63,477
    Astellas Pharma, Inc....................................   7,500    101,705
    Asunaro Aoki Construction Co., Ltd......................   3,500     20,946
    Autobacs Seven Co., Ltd.................................  26,300    430,336

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
#   Avex Group Holdings, Inc..................................  11,700 $199,781
    Awa Bank, Ltd. (The)......................................  83,000  470,574
    Axell Corp................................................   2,700   42,681
    Axial Retailing, Inc......................................   3,700   64,552
    Azbil Corp................................................  17,400  437,814
    Bandai Namco Holdings, Inc................................   8,000  202,470
    Bando Chemical Industries, Ltd............................  37,000  152,158
#   Bank of Iwate, Ltd. (The).................................   6,200  284,634
    Bank of Kochi, Ltd. (The).................................  22,000   29,610
    Bank of Kyoto, Ltd. (The).................................  97,000  881,111
    Bank of Nagoya, Ltd. (The)................................  46,000  175,114
    Bank of Okinawa, Ltd. (The)...............................   7,700  328,911
    Bank of Saga, Ltd. (The)..................................  58,000  133,243
    Bank of the Ryukyus, Ltd..................................  19,100  280,297
    Bank of Yokohama, Ltd. (The).............................. 171,000  973,012
    Belc Co., Ltd.............................................   3,700  102,407
    Belluna Co., Ltd..........................................  22,200  107,708
    Benesse Holdings, Inc.....................................   2,700  101,714
    Best Denki Co., Ltd.......................................  22,500   31,250
    Bic Camera, Inc...........................................  19,100  165,577
#   Bit-isle, Inc.............................................  12,800   77,404
    BML, Inc..................................................   4,500  179,689
    Bookoff Corp..............................................   2,500   19,641
    Bridgestone Corp..........................................  12,200  440,302
    Brother Industries, Ltd...................................  23,900  427,602
    Bunka Shutter Co., Ltd....................................  22,000  187,760
    C Uyemura & Co., Ltd......................................     500   27,334
    Calbee, Inc...............................................   3,300   98,001
    Calsonic Kansei Corp......................................  83,000  545,885
#   Can Do Co., Ltd...........................................   1,300   20,733
    Canon Electronics, Inc....................................   6,500  124,553
#   Canon Marketing Japan, Inc................................  18,500  376,929
    Canon, Inc................................................  25,000  817,881
    Capcom Co., Ltd...........................................   9,700  177,171
    Carlit Holdings Co., Ltd..................................   3,400   18,097
#   Casio Computer Co., Ltd...................................  18,200  306,222
    Cawachi, Ltd..............................................   7,000  126,562
    Central Glass Co., Ltd....................................  63,000  218,893
#   Central Sports Co., Ltd...................................     900   14,403
#   Century Tokyo Leasing Corp................................  10,800  346,788
    Chiba Bank, Ltd. (The).................................... 114,000  829,861
    Chiba Kogyo Bank, Ltd. (The)..............................  22,100  166,998
    Chino Corp................................................     800   10,360
    Chiyoda Co., Ltd..........................................   7,000  154,729
    Chiyoda Integre Co., Ltd..................................   5,500   80,378
    Chori Co., Ltd............................................   5,700   72,030
    Chubu Shiryo Co., Ltd.....................................   5,000   32,755
    Chuetsu Pulp & Paper Co., Ltd.............................  31,000   54,521
*   Chugai Mining Co., Ltd....................................  36,200   10,913
#   Chugai Pharmaceutical Co., Ltd............................   2,200   73,222
    Chugai Ro Co., Ltd........................................   8,000   17,163
    Chugoku Bank, Ltd. (The)..................................  46,000  706,752
    Chugoku Marine Paints, Ltd................................  35,000  264,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Chukyo Bank, Ltd. (The)...................................  29,000 $ 51,441
    Chuo Spring Co., Ltd......................................   5,000   15,258
    Citizen Holdings Co., Ltd.................................  72,400  575,645
    CKD Corp..................................................  22,300  199,079
#*  Clarion Co., Ltd..........................................  36,000  143,387
    Cleanup Corp..............................................  10,300   94,464
    CMIC Holdings Co., Ltd....................................   3,200   60,230
*   CMK Corp..................................................  18,100   46,794
#   Coca-Cola East Japan Co., Ltd.............................  12,972  346,715
    Coca-Cola West Co., Ltd...................................  23,400  389,991
    Cocokara fine, Inc........................................   6,500  177,782
    Colowide Co., Ltd.........................................  10,700  141,295
    Computer Engineering & Consulting, Ltd....................   1,700   11,634
    COMSYS Holdings Corp......................................  23,100  427,564
    CONEXIO Corp..............................................   3,700   32,484
#   COOKPAD, Inc..............................................   2,500   70,510
    Corona Corp...............................................   5,000   57,129
    Cosel Co., Ltd............................................   2,300   28,825
    Cosmo Oil Co., Ltd........................................ 243,000  487,102
*   Cosmos Initia Co., Ltd....................................   6,700   30,548
#   Cosmos Pharmaceutical Corp................................     500   61,273
    CREATE SD HOLDINGS Co., Ltd...............................   1,400   50,869
#   Credit Saison Co., Ltd....................................   8,000  157,406
#   CROOZ, Inc................................................   1,200   43,286
    CTI Engineering Co., Ltd..................................   5,100   64,785
#   DA Consortium, Inc........................................   2,600   12,812
    Dai Nippon Printing Co., Ltd..............................  80,000  820,667
    Dai Nippon Toryo Co., Ltd.................................  49,000   75,733
    Dai-Dan Co., Ltd..........................................   6,000   35,669
    Dai-ichi Life Insurance Co., Ltd. (The)...................  33,600  473,311
    Dai-ichi Seiko Co., Ltd...................................   5,200   87,644
    Daibiru Corp..............................................  21,400  236,145
    Daicel Corp...............................................  58,000  585,360
    Daido Kogyo Co., Ltd......................................  22,000   55,863
    Daido Metal Co., Ltd......................................  15,000  204,320
#   Daido Steel Co., Ltd......................................  68,000  317,765
    Daidoh, Ltd...............................................   4,600   24,532
*   Daiei, Inc. (The).........................................  47,750  136,801
    Daifuku Co., Ltd..........................................  28,500  392,711
    Daihatsu Diesel Manufacturing Co., Ltd....................   6,000   37,748
#   Daihatsu Motor Co., Ltd...................................  17,700  314,176
    Daihen Corp...............................................  34,000  148,824
    Daiho Corp................................................  32,000  144,097
    Daiichi Jitsugyo Co., Ltd.................................   7,000   38,223
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.....................   1,200   32,812
    Daiichi Sankyo Co., Ltd...................................  15,800  287,302
#   Daiichikosho Co., Ltd.....................................   5,300  157,218
    Daiken Corp...............................................  39,000  107,319
    Daiken Medical Co., Ltd...................................   2,000   38,457
    Daiki Aluminium Industry Co., Ltd.........................  10,000   31,544
    Daikin Industries, Ltd....................................   2,000  137,358
    Daiko Clearing Services Corp..............................   4,200   26,279
    Daikoku Denki Co., Ltd....................................   3,300   56,693

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Daikokutenbussan Co., Ltd...............................   1,700 $   48,803
#   Daikyo, Inc............................................. 129,000    271,348
    Dainichiseika Color & Chemicals Manufacturing Co.,
       Ltd..................................................  25,000    118,928
    Dainippon Screen Manufacturing Co., Ltd.................  29,000    133,655
#   Daio Paper Corp.........................................  39,000    341,417
    Daisan Bank, Ltd. (The).................................  46,000     80,343
    Daiseki Co., Ltd........................................   5,400     96,159
    Daishi Bank, Ltd. (The)................................. 107,000    393,446
    Daishinku Corp..........................................  20,000     74,117
    Daiso Co., Ltd..........................................  25,000     84,742
    Daisyo Corp.............................................   2,000     27,025
    Daito Bank, Ltd. (The)..................................  39,000     47,875
    Daito Electron Co., Ltd.................................   1,200      4,942
#   Daito Pharmaceutical Co., Ltd...........................   2,400     41,637
    Daito Trust Construction Co., Ltd.......................   2,800    337,473
    Daiwa House Industry Co., Ltd...........................  19,000    385,685
    Daiwa Securities Group, Inc............................. 129,447  1,086,835
    Daiwabo Holdings Co., Ltd...............................  83,000    158,406
    DC Co., Ltd.............................................   3,400     16,522
#   DCM Holdings Co., Ltd...................................  43,100    288,143
#   Dena Co., Ltd...........................................  24,800    319,851
    Denki Kagaku Kogyo K.K.................................. 246,000    919,001
    Denso Corp..............................................   6,000    276,753
    Dentsu, Inc.............................................   3,000    118,818
    Denyo Co., Ltd..........................................   5,100     77,497
    Descente, Ltd...........................................  14,000    121,613
    DIC Corp................................................ 182,000    416,962
    Disco Corp..............................................   1,700    109,792
    DKS Co., Ltd............................................  28,000    120,986
#   DMG Mori Seiki Co., Ltd.................................  17,700    225,046
#   Don Quijote Holdings Co., Ltd...........................   1,600     86,454
    Doshisha Co., Ltd.......................................  10,000    184,162
    Doutor Nichires Holdings Co., Ltd.......................  12,000    201,653
    Dowa Holdings Co., Ltd..................................  34,000    316,369
    Dr Ci:Labo Co., Ltd.....................................   2,900    101,956
    Dream Incubator, Inc....................................   2,100     32,726
    DTS Corp................................................   6,800    133,847
    Dunlop Sports Co., Ltd..................................   4,200     49,290
    Duskin Co., Ltd.........................................   6,300    114,987
#   Dwango Co., Ltd.........................................   4,300    101,660
    Dynic Corp..............................................   5,000      8,330
    Eagle Industry Co., Ltd.................................   6,500    118,762
    Earth Chemical Co., Ltd.................................     100      3,873
    Ebara Corp..............................................  78,000    484,243
    Ebara Jitsugyo Co., Ltd.................................   2,400     33,628
    EDION Corp..............................................  20,900    138,182
    Ehime Bank, Ltd. (The)..................................  43,000    101,233
    Eidai Co., Ltd..........................................  11,000     52,323
    Eighteenth Bank, Ltd. (The).............................  55,000    144,685
    Eiken Chemical Co., Ltd.................................   4,400     77,056
    Eizo Corp...............................................   8,100    205,524
    Elecom Co., Ltd.........................................   2,400     61,256
    Elematec Corp...........................................   2,574     47,871

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Emori Group Holdings Co., Ltd.............................   5,200 $104,731
#   en-japan, Inc.............................................   1,100   24,180
#   Endo Lighting Corp........................................   3,800   51,842
    Enplas Corp...............................................   1,700  102,172
*   Enshu, Ltd................................................  31,000   38,782
    EPS Corp..................................................   3,000   40,065
    Excel Co., Ltd............................................   1,700   34,633
#   Exedy Corp................................................  16,200  478,268
    Ezaki Glico Co., Ltd......................................  14,000  259,976
    F-Tech, Inc...............................................   1,200   15,693
#   F@N Communications, Inc...................................   8,100  124,244
#   FamilyMart Co., Ltd.......................................   2,200   98,804
#   Fancl Corp................................................  14,600  178,807
    FCC Co., Ltd..............................................  17,100  306,692
    Ferrotec Corp.............................................  17,400  131,022
#   FIDEA Holdings Co., Ltd...................................  57,800  121,388
    Fields Corp...............................................   6,900   97,304
#   Financial Products Group Co., Ltd.........................   4,700   42,966
*   First Baking Co., Ltd.....................................   4,000    4,913
    Foster Electric Co., Ltd..................................  12,900  170,299
    FP Corp...................................................   4,900  166,266
    France Bed Holdings Co., Ltd..............................  39,000   71,026
#   Fudo Tetra Corp...........................................  38,700   73,672
#   Fuji Co., Ltd.............................................   3,700   74,228
    Fuji Corp., Ltd...........................................  15,200   90,300
    Fuji Electric Co., Ltd....................................  59,000  304,217
    Fuji Electronics Co., Ltd.................................   4,900   63,219
    Fuji Furukawa Engineering & Construction Co., Ltd.........   2,000    5,218
    Fuji Kiko Co., Ltd........................................  11,000   49,846
    Fuji Kosan Co., Ltd.......................................     100      632
    Fuji Kyuko Co., Ltd.......................................  12,000  130,362
    Fuji Media Holdings, Inc..................................   7,300  116,583
    Fuji Oil Co., Ltd.(6356848)...............................  28,100  448,977
    Fuji Oil Co., Ltd.(6581361)...............................  16,900   58,140
    Fuji Pharma Co., Ltd......................................   1,300   23,733
    Fuji Seal International, Inc..............................   4,800  139,978
    Fuji Soft, Inc............................................   8,200  182,693
#   Fujibo Holdings, Inc......................................  35,000   96,208
    Fujicco Co., Ltd..........................................   5,000   62,882
    FUJIFILM Holdings Corp....................................  21,700  619,444
    Fujikura Kasei Co., Ltd...................................   7,100   36,691
#   Fujikura Rubber, Ltd......................................   4,200   35,306
    Fujikura, Ltd............................................. 182,000  900,137
    Fujimi, Inc...............................................   8,800  121,030
    Fujimori Kogyo Co., Ltd...................................   4,800  171,099
*   Fujisash Co., Ltd.........................................  20,100   29,887
    Fujishoji Co., Ltd........................................   1,100   14,091
#   Fujita Kanko, Inc.........................................   9,000   32,526
    Fujitec Co., Ltd..........................................  21,000  215,775
    Fujitsu Frontech, Ltd.....................................   7,300  100,563
    Fujitsu General, Ltd......................................  11,000  151,841
    Fujitsu, Ltd.............................................. 118,000  904,526
#   Fujiya Co., Ltd...........................................  16,000   30,693

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    FuKoKu Co., Ltd...........................................   1,100 $ 10,366
    Fukuda Corp...............................................  10,000   58,339
    Fukui Bank, Ltd. (The)....................................  78,000  184,153
    Fukuoka Financial Group, Inc.............................. 132,000  675,276
    Fukushima Bank, Ltd. (The)................................ 108,000   90,638
    Fukushima Industries Corp.................................   3,300   54,081
#   Fukuyama Transporting Co., Ltd............................  45,000  252,280
    Funai Soken Holdings, Inc.................................   3,700   32,009
#   Furukawa Battery Co., Ltd. (The)..........................   7,000   45,617
    Furukawa Co., Ltd......................................... 102,000  208,116
#   Furukawa Electric Co., Ltd................................ 270,000  571,125
    Furuno Electric Co., Ltd..................................  10,300   83,412
    Furuya Metal Co., Ltd.....................................     400   10,939
    Fuso Pharmaceutical Industries, Ltd.......................  26,000   79,659
    Futaba Industrial Co., Ltd................................  28,500  160,200
    Fuyo General Lease Co., Ltd...............................   4,300  172,681
    G-Tekt Corp...............................................   8,200   87,282
    Gakken Holdings Co., Ltd..................................  14,000   38,401
    GCA Savvian Corp..........................................   1,400   11,563
    Gecoss Corp...............................................   5,100   70,535
    Geo Holdings Corp.........................................  21,300  180,783
    GLOBERIDE, Inc............................................  43,000   55,291
#   Glory, Ltd................................................  14,800  493,452
#   GMO internet, Inc.........................................  14,800  161,481
    GMO Payment Gateway, Inc..................................   1,900   85,938
    Godo Steel, Ltd...........................................  57,000   93,887
    Goldcrest Co., Ltd........................................  12,990  258,971
    Goldwin, Inc..............................................   7,000   30,209
    Gourmet Kineya Co., Ltd...................................   7,000   58,756
#*  Gree, Inc.................................................  11,900   93,951
#   GS Yuasa Corp.............................................  30,000  192,640
    GSI Creos Corp............................................  26,000   35,455
    Gulliver International Co., Ltd...........................  17,800  163,195
    Gun-Ei Chemical Industry Co., Ltd.........................  20,000   73,721
#   GungHo Online Entertainment, Inc..........................  14,400   81,069
#   Gunma Bank, Ltd. (The).................................... 109,000  641,332
    Gunze, Ltd................................................  65,000  177,397
#   Gurunavi, Inc.............................................   4,400   82,538
    H-One Co., Ltd............................................   3,100   22,541
    H2O Retailing Corp........................................  58,599  485,511
    Hachijuni Bank, Ltd. (The)................................ 114,000  700,811
    Hagihara Industries, Inc..................................   2,900   43,586
    Hakudo Co., Ltd...........................................   1,500   14,203
    Hakuhodo DY Holdings, Inc.................................  32,300  339,115
    Hakuto Co., Ltd...........................................   8,200   84,350
    Hamakyorex Co., Ltd.......................................   3,000   93,141
    Hamamatsu Photonics K.K...................................   5,400  253,835
    Hankyu Hanshin Holdings, Inc..............................  80,000  465,749
    Hanwa Co., Ltd............................................  65,000  269,558
#   Happinet Corp.............................................   7,700  134,595
    Hard Off Corp. Co., Ltd...................................   1,800   15,329
    Harima Chemicals Group, Inc...............................   2,100    9,700
    Harmonic Drive Systems, Inc...............................     500   19,151

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Haruyama Trading Co., Ltd...............................     300 $    2,085
    Haseko Corp.............................................  18,500    146,898
#   Hazama Ando Corp........................................  52,350    321,685
#   Heiwa Corp..............................................  16,200    381,599
    Heiwa Real Estate Co., Ltd..............................  25,400    400,460
    Heiwado Co., Ltd........................................  16,100    264,332
    HI-LEX Corp.............................................   6,700    184,064
    Hibiya Engineering, Ltd.................................   1,900     29,663
    Hiday Hidaka Corp.......................................   2,736     62,515
    Higashi Nihon House Co., Ltd............................  12,400     62,058
#   Higashi-Nippon Bank, Ltd. (The).........................  52,000    138,189
    Higo Bank, Ltd. (The)...................................  57,000    304,698
    Hikari Tsushin, Inc.....................................   1,600    117,141
    Himaraya Co., Ltd.......................................   1,900     19,648
    Hino Motors, Ltd........................................  11,500    159,034
    Hioki EE Corp...........................................   3,100     55,326
    Hiramatsu, Inc..........................................   6,300     40,062
    Hiroshima Bank, Ltd. (The).............................. 150,000    727,892
    Hisamitsu Pharmaceutical Co., Inc.......................   1,400     55,767
    Hitachi Capital Corp....................................  14,300    381,123
#   Hitachi Chemical Co., Ltd...............................  21,500    378,183
#   Hitachi Construction Machinery Co., Ltd.................  10,300    210,231
    Hitachi High-Technologies Corp..........................   6,900    185,091
    Hitachi Koki Co., Ltd...................................  21,900    185,083
    Hitachi Kokusai Electric, Inc...........................   2,000     26,821
#   Hitachi Metals, Ltd.....................................  16,110    261,971
    Hitachi Transport System, Ltd...........................  19,900    301,112
    Hitachi Zosen Corp......................................  38,640    201,084
    Hitachi, Ltd............................................  49,000    379,789
#   Hitachi, Ltd. ADR.......................................   4,900    387,639
    Hochiki Corp............................................   2,000     18,322
    Hodogaya Chemical Co., Ltd..............................  23,000     41,799
    Hogy Medical Co., Ltd...................................   3,500    195,472
*   Hokkaido Electric Power Co., Inc........................   7,700     66,708
#   Hokkaido Gas Co., Ltd...................................   1,000      2,752
    Hokkan Holdings, Ltd....................................   8,000     22,687
    Hokko Chemical Industry Co., Ltd........................   6,000     21,555
    Hokkoku Bank, Ltd. (The)................................ 100,000    336,422
    Hokuetsu Bank, Ltd. (The)...............................  79,000    161,124
#   Hokuetsu Kishu Paper Co., Ltd...........................  33,200    146,310
    Hokuhoku Financial Group, Inc........................... 328,000    673,446
    Hokuriku Electric Industry Co., Ltd.....................  29,000     46,500
    Hokuriku Electric Power Co..............................   8,500    110,080
    Hokuto Corp.............................................   9,000    170,728
#   Honda Motor Co., Ltd....................................  43,823  1,525,525
    Honda Motor Co., Ltd. Sponsored ADR.....................  14,859    518,282
#   Honeys Co., Ltd.........................................   8,070     82,745
#   Hoosiers Holdings Co., Ltd..............................  15,200     70,817
    Horiba, Ltd.............................................  11,000    383,710
    Hoshizaki Electric Co., Ltd.............................   2,800    142,561
    Hosokawa Micron Corp....................................  17,000    105,897
#   House Foods Group, Inc..................................  22,500    405,663
    Howa Machinery, Ltd.....................................   7,500     55,119

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Hoya Corp.................................................  11,500 $372,353
    Hyakugo Bank, Ltd. (The)..................................  86,000  344,952
    Hyakujushi Bank, Ltd. (The)...............................  94,000  330,785
    I-Net Corp................................................   7,000   55,700
    Ibiden Co., Ltd...........................................  40,200  803,277
    IBJ Leasing Co., Ltd......................................   5,200  138,863
    Ichibanya Co., Ltd........................................   1,500   65,052
#   Ichigo Group Holdings Co., Ltd............................   5,200   15,232
    Ichikoh Industries, Ltd...................................  11,000   19,301
    Ichinen Holdings Co., Ltd.................................   6,000   46,007
    Ichiyoshi Securities Co., Ltd.............................  13,700  168,576
    Idec Corp.................................................   6,900   59,678
    Idemitsu Kosan Co., Ltd...................................  30,000  613,193
#   Ihara Chemical Industry Co., Ltd..........................  10,000   87,316
#   IHI Corp..................................................  68,000  314,465
#   Iida Group Holdings Co., Ltd..............................  14,520  216,344
    Iino Kaiun Kaisha, Ltd....................................  42,900  241,974
*   IJT Technology Holdings Co., Ltd..........................   3,000   12,298
    Ikegami Tsushinki Co., Ltd................................  29,000   34,592
    Ikyu Corp.................................................   4,700   61,697
#   Imasen Electric Industrial................................   6,500   91,702
    Imperial Hotel, Ltd.......................................     400    8,945
    Inaba Denki Sangyo Co., Ltd...............................   9,800  326,372
    Inaba Seisakusho Co., Ltd.................................     100    1,397
    Inabata & Co., Ltd........................................  10,200   96,193
    Inageya Co., Ltd..........................................   3,800   39,649
    Ines Corp.................................................  16,800  131,712
    Infocom Corp..............................................   3,000   28,040
#   Infomart Corp.............................................   2,600   53,985
    Information Services International-Dentsu, Ltd............   2,900   37,879
    Innotech Corp.............................................   4,400   20,504
    Intage Holdings, Inc......................................   1,900   27,562
#   Internet Initiative Japan, Inc............................   7,700  168,982
    Inui Steamship Co., Ltd...................................  15,700   49,374
#   Inui Warehouse Co., Ltd...................................   1,600   14,176
    Iriso Electronics Co., Ltd................................   1,800  111,328
    Ise Chemical Corp.........................................   3,000   21,091
#   Iseki & Co., Ltd..........................................  96,000  241,446
#   Isetan Mitsukoshi Holdings, Ltd...........................  18,000  223,053
*   Ishihara Sangyo Kaisha, Ltd............................... 145,000  137,406
    Ishii Iron Works Co., Ltd.................................   7,000   16,868
    Ishizuka Glass Co., Ltd...................................   3,000    6,183
#   Isuzu Motors, Ltd.........................................  66,000  458,080
    IT Holdings Corp..........................................  39,300  717,403
    Itfor, Inc................................................   3,200   13,544
    Ito En, Ltd...............................................   3,100   75,551
    ITOCHU Corp...............................................  60,700  772,877
    Itochu Enex Co., Ltd......................................  22,700  165,131
    Itochu Techno-Solutions Corp..............................   3,400  152,055
    Itochu-Shokuhin Co., Ltd..................................   1,600   55,766
#   Itoham Foods, Inc.........................................  69,000  303,355
    Itoki Corp................................................  13,453   97,893
    IwaiCosmo Holdings, Inc...................................   6,600   66,138

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Iwaki & Co., Ltd..........................................   3,000 $  6,474
    Iwasaki Electric Co., Ltd.................................  40,000   98,385
#   Iwatani Corp..............................................  50,000  384,481
    Iyo Bank, Ltd. (The)......................................  64,100  649,320
#   Izumi Co., Ltd............................................   2,600   79,466
*   Izutsuya Co., Ltd.........................................  62,000   43,505
    J Front Retailing Co., Ltd................................  57,000  384,091
#   J-Oil Mills, Inc..........................................  58,000  184,247
    Jamco Corp................................................   3,000   54,319
*   Janome Sewing Machine Co., Ltd............................ 109,000   97,652
    Japan Airport Terminal Co., Ltd...........................   9,100  308,036
#   Japan Aviation Electronics Industry, Ltd..................  16,000  329,232
#*  Japan Communications, Inc.................................  27,500  313,986
    Japan Digital Laboratory Co., Ltd.........................   2,500   44,868
#   Japan Drilling Co., Ltd...................................   2,300  116,706
#   Japan Exchange Group, Inc.................................   8,400  191,112
    Japan Pulp & Paper Co., Ltd...............................  21,000   67,578
*   Japan Radio Co., Ltd......................................  24,000   99,656
#   Japan Steel Works, Ltd. (The)............................. 101,000  434,005
    Japan Transcity Corp......................................  11,000   39,090
    Japan Wool Textile Co., Ltd. (The)........................  17,000  132,474
    JBCC Holdings, Inc........................................   6,000   46,527
    JCU Corp..................................................     800   53,163
    Jeol, Ltd.................................................  49,000  211,681
#   JFE Holdings, Inc.........................................  29,160  615,453
    JGC Corp..................................................   6,000  181,814
    Jimoto Holdings, Inc......................................  34,600   72,908
#   Jin Co., Ltd..............................................   2,200   65,540
    JK Holdings Co., Ltd......................................   6,300   34,094
    JMS Co., Ltd..............................................   7,000   20,078
    Joshin Denki Co., Ltd.....................................  10,000   94,439
    Jowa Holdings Co., Ltd....................................   3,700  145,056
    Joyo Bank, Ltd. (The)..................................... 104,000  553,344
#   JP-Holdings, Inc..........................................  10,800   43,686
    JSP Corp..................................................   5,900  101,940
#   JSR Corp..................................................   9,700  167,247
    JTEKT Corp................................................  22,400  387,815
#*  Juki Corp.................................................  17,000   39,201
    Juroku Bank, Ltd. (The)................................... 136,000  502,233
*   Justsystems Corp..........................................   7,800   62,621
*   JVC Kenwood Corp..........................................  80,970  184,210
    JX Holdings, Inc.......................................... 186,870  960,905
    K&O Energy Group, Inc.....................................   6,000   88,047
#   K's Holdings Corp.........................................  13,080  373,948
#   kabu.com Securities Co., Ltd..............................  18,100   84,200
    Kadokawa Corp.............................................   7,600  212,787
    Kaga Electronics Co., Ltd.................................   7,500   93,599
#   Kagome Co., Ltd...........................................   8,400  140,633
    Kagoshima Bank, Ltd. (The)................................  42,000  276,304
#   Kajima Corp...............................................  50,843  236,423
    Kakaku.com, Inc...........................................   8,800  148,931
    Kaken Pharmaceutical Co., Ltd.............................  14,000  312,814
    Kameda Seika Co., Ltd.....................................   1,400   45,683

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Kamei Corp..............................................   8,000 $   59,984
    Kamigumi Co., Ltd.......................................  57,000    545,157
    Kanagawa Chuo Kotsu Co., Ltd............................   7,000     35,168
#   Kanamoto Co., Ltd.......................................   8,000    334,416
    Kandenko Co., Ltd.......................................  32,000    173,776
    Kaneka Corp.............................................  98,000    589,372
    Kanematsu Corp.......................................... 157,000    280,907
    Kansai Paint Co., Ltd...................................  14,000    234,607
    Kansai Super Market, Ltd................................   1,900     15,769
    Kansai Urban Banking Corp............................... 103,000    121,924
*   Kanto Denka Kogyo Co., Ltd..............................  21,000     51,420
*   Kappa Create Holdings Co., Ltd..........................   1,100     12,100
    Kasai Kogyo Co., Ltd....................................  16,000    117,056
#   Kasumi Co., Ltd.........................................  13,600    105,556
    Katakura Industries Co., Ltd............................  10,900    140,480
    Kato Sangyo Co., Ltd....................................   9,200    204,519
    Kato Works Co., Ltd.....................................  19,000    134,965
#   KAWADA TECHNOLOGIES, Inc................................   1,000     53,893
    Kawai Musical Instruments Manufacturing Co., Ltd........  36,000     71,308
#   Kawasaki Heavy Industries, Ltd..........................  77,000    299,539
#   Kawasaki Kisen Kaisha, Ltd.............................. 296,000    631,020
    Kawasumi Laboratories, Inc..............................   5,000     32,281
#   KDDI Corp...............................................   8,100    465,611
#   Keihan Electric Railway Co., Ltd........................  99,000    430,771
    Keihanshin Building Co., Ltd............................  23,500    127,347
    Keihin Co., Ltd.........................................  17,000     27,226
    Keihin Corp.............................................  22,300    341,988
    Keisei Electric Railway Co., Ltd........................  13,000    133,269
    Keiyo Bank, Ltd. (The)..................................  83,000    418,292
#   Keiyo Co., Ltd..........................................  10,800     51,518
    Kenko Mayonnaise Co., Ltd...............................     900      9,454
    Kewpie Corp.............................................  11,500    206,943
    Key Coffee, Inc.........................................   7,600    120,818
#   Kikkoman Corp...........................................  10,000    219,010
    Kimoto Co., Ltd.........................................  19,800     58,698
#*  Kintetsu Department Store Co., Ltd......................  11,000     41,365
    Kintetsu World Express, Inc.............................   2,800    119,356
    Kinugawa Rubber Industrial Co., Ltd.....................  34,000    181,966
    Kirin Holdings Co., Ltd.................................  26,680    373,980
    Kita-Nippon Bank, Ltd. (The)............................   2,700     66,651
    Kitagawa Iron Works Co., Ltd............................  47,000     83,163
    Kitano Construction Corp................................  17,000     43,425
    Kito Corp...............................................   3,800    101,985
    Kitz Corp...............................................  37,300    215,149
    Kiyo Bank, Ltd. (The)...................................  19,500    266,913
*   KNT-CT Holdings Co., Ltd................................  47,000     85,726
    Koa Corp................................................  16,500    181,006
    Koatsu Gas Kogyo Co., Ltd...............................   8,000     47,284
#   Kobayashi Pharmaceutical Co., Ltd.......................   1,700    105,385
    Kobe Steel, Ltd......................................... 989,000  1,609,912
#   Kohnan Shoji Co., Ltd...................................  16,400    169,611
    Kohsoku Corp............................................     200      1,831
    Koito Manufacturing Co., Ltd............................  12,000    328,809

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
*   Kojima Co., Ltd...........................................   9,400 $ 29,273
    Kokusai Co., Ltd..........................................     900   13,460
    Kokuyo Co., Ltd...........................................  25,400  206,209
    KOMAIHALTEC, Inc..........................................  12,000   34,549
    Komatsu Seiren Co., Ltd...................................   3,000   16,686
#   Komatsu, Ltd..............................................  14,100  312,700
    Komeri Co., Ltd...........................................  13,300  310,785
    Konaka Co., Ltd...........................................   8,700   61,020
#   Konami Corp...............................................   8,300  192,698
    Konami Corp. ADR..........................................     200    4,656
    Kondotec, Inc.............................................   3,100   20,578
    Konica Minolta, Inc.......................................  62,700  669,379
    Konishi Co., Ltd..........................................   7,000  151,287
    Kose Corp.................................................   5,900  245,409
#   Kosei Securities Co., Ltd. (The)..........................  10,000   20,624
#   Koshidaka Holdings Co., Ltd...............................   1,500   59,276
    Kotobuki Spirits Co., Ltd.................................     600   13,587
    Krosaki Harima Corp.......................................  35,000   82,670
    KRS Corp..................................................   1,700   17,265
    KU Holdings Co., Ltd......................................     800    4,859
    Kubota Corp...............................................  17,000  223,810
*   Kumagai Gumi Co., Ltd.....................................  31,000   84,250
    Kumiai Chemical Industry Co., Ltd.........................  18,000  116,754
    Kura Corp.................................................   4,200  111,405
    Kurabo Industries, Ltd....................................  76,000  134,850
    Kuraray Co., Ltd..........................................  13,300  174,210
    Kureha Corp...............................................  66,000  352,011
    Kurimoto, Ltd.............................................  43,000  102,188
#   Kurita Water Industries, Ltd..............................  14,700  337,781
    Kuroda Electric Co., Ltd..................................  13,300  220,141
    Kusuri No Aoki Co., Ltd...................................   1,900   64,833
    KYB Co., Ltd.............................................. 100,000  453,888
    Kyocera Corp..............................................   8,400  406,871
    Kyocera Corp. Sponsored ADR...............................   2,504  119,040
    Kyodo Printing Co., Ltd...................................  29,000  107,246
    Kyodo Shiryo Co., Ltd.....................................  18,000   17,759
    Kyoei Steel, Ltd..........................................   8,900  163,332
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................  12,500  186,499
#   Kyokuto Securities Co., Ltd...............................   5,200   88,661
    Kyokuyo Co., Ltd..........................................  31,000   77,230
    KYORIN Holdings, Inc......................................  14,700  302,887
    Kyoritsu Maintenance Co., Ltd.............................   3,600  161,390
    Kyosan Electric Manufacturing Co., Ltd....................  20,000   71,830
    Kyoto Kimono Yuzen Co., Ltd...............................   1,000    9,840
    Kyowa Electronics Instruments Co., Ltd....................   3,000   16,578
    Kyowa Exeo Corp...........................................  26,500  367,148
    Kyowa Hakko Kirin Co., Ltd................................  13,000  178,602
    Kyudenko Corp.............................................  15,000  137,147
    LAC Co., Ltd..............................................   3,300   21,288
    Land Business Co., Ltd....................................   1,900    9,009
    Lasertec Corp.............................................   6,000   61,157
    Lawson, Inc...............................................   2,300  172,238
    LEC, Inc..................................................   1,400   14,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
*   Leopalace21 Corp........................................... 55,000 $244,851
    Life Corp..................................................  3,600   56,041
    Lintec Corp................................................ 19,500  397,859
#   Lion Corp.................................................. 30,000  174,539
#*  Livesense, Inc.............................................  2,000   19,452
    LIXIL Group Corp........................................... 10,300  249,691
    Look, Inc.................................................. 15,000   38,300
#   M3, Inc....................................................  6,800  109,752
    Macnica, Inc...............................................  4,700  154,288
    Maeda Corp................................................. 50,000  424,552
#   Maeda Kosen Co., Ltd.......................................    900   10,730
    Maeda Road Construction Co., Ltd........................... 20,000  348,101
    Maezawa Kyuso Industries Co., Ltd..........................  1,300   16,752
    Makino Milling Machine Co., Ltd............................ 44,000  356,302
#   Makita Corp................................................    900   53,232
#   Makita Corp. Sponsored ADR.................................  1,988  118,246
#   Mamiya-Op Co., Ltd......................................... 27,000   58,981
    Mandom Corp................................................  3,600  131,766
    Mani, Inc..................................................    700   39,730
    Mars Engineering Corp......................................  5,000  101,438
    Marubeni Corp.............................................. 62,000  435,738
    Marubun Corp...............................................  2,700   16,068
    Marudai Food Co., Ltd...................................... 39,000  128,447
#*  Maruei Department Store Co., Ltd........................... 18,000   28,194
    Maruetsu, Inc. (The)....................................... 25,000   96,294
    Marufuji Sheet Piling Co., Ltd.............................  3,000   12,779
    Maruha Nichiro Corp........................................ 10,800  169,864
#   Marui Group Co., Ltd....................................... 53,000  511,413
    Maruka Machinery Co., Ltd..................................  1,900   25,661
    Marusan Securities Co., Ltd................................ 38,600  291,343
#   Maruwa Co., Ltd............................................  3,500  127,232
    Maruyama Manufacturing Co., Inc............................ 28,000   73,042
#*  Maruzen CHI Holdings Co., Ltd..............................    700    2,335
#   Maruzen Showa Unyu Co., Ltd................................ 15,000   51,193
    Marvelous, Inc.............................................  4,500   65,889
    Matsuda Sangyo Co., Ltd....................................  6,100   75,727
    Matsui Construction Co., Ltd...............................  7,000   28,243
    Matsui Securities Co., Ltd.................................  4,400   41,294
    Matsumotokiyoshi Holdings Co., Ltd......................... 10,300  338,230
    Matsuya Foods Co., Ltd.....................................  2,100   38,781
    Max Co., Ltd............................................... 11,000  123,832
    Maxvalu Tokai Co., Ltd.....................................  1,500   20,537
#   MEC Co., Ltd...............................................  6,600   67,525
    Medical & Biological Laboratories Co., Ltd.................  1,000    3,913
    Medipal Holdings Corp...................................... 19,700  248,273
    Megachips Corp.............................................  9,800  137,584
    Megmilk Snow Brand Co., Ltd................................ 22,500  291,440
    Meidensha Corp............................................. 51,000  217,968
    MEIJI Holdings Co., Ltd....................................  5,750  412,139
    Meiko Network Japan Co., Ltd...............................  7,500   95,862
    Meisei Industrial Co., Ltd................................. 13,000   72,109
    Meitec Corp................................................  2,200   72,535
    Meito Sangyo Co., Ltd......................................  1,100   12,850

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Meiwa Corp..............................................   9,600 $   40,339
    Meiwa Estate Co., Ltd...................................   2,000      8,751
    Melco Holdings, Inc.....................................   7,300    157,540
    Message Co., Ltd........................................   3,600    140,519
    Michinoku Bank, Ltd. (The)..............................  39,000     82,094
#   Micronics Japan Co., Ltd................................   4,000    286,675
    Mie Bank, Ltd. (The)....................................  26,000     59,565
    Mikuni Corp.............................................   5,000     19,884
    Milbon Co., Ltd.........................................   2,352     80,480
    Mimasu Semiconductor Industry Co., Ltd..................   4,200     37,654
    Minato Bank, Ltd. (The).................................  75,000    140,095
    Minebea Co., Ltd........................................  49,000    582,966
    Ministop Co., Ltd.......................................   7,800    123,604
    Miraca Holdings, Inc....................................   5,500    254,539
    Mirait Holdings Corp....................................  32,810    326,265
    Miroku Jyoho Service Co., Ltd...........................   1,500      7,518
    Misawa Homes Co., Ltd...................................  14,100    161,914
    MISUMI Group, Inc.......................................   5,300    168,909
    Mitani Corp.............................................   3,400     94,533
    Mito Securities Co., Ltd................................  26,000     94,925
    Mitsuba Corp............................................  10,900    179,368
    Mitsubishi Chemical Holdings Corp....................... 397,700  1,740,580
    Mitsubishi Corp.........................................  54,600  1,150,523
    Mitsubishi Electric Corp................................  33,000    435,651
#   Mitsubishi Gas Chemical Co., Inc........................  72,789    473,018
    Mitsubishi Heavy Industries, Ltd........................  96,000    625,789
#*  Mitsubishi Kakoki Kaisha, Ltd...........................  23,000    100,621
#   Mitsubishi Logistics Corp...............................  28,000    424,528
    Mitsubishi Materials Corp............................... 323,800  1,177,088
#   Mitsubishi Motors Corp..................................  24,400    277,991
    Mitsubishi Nichiyu Forklift Co., Ltd....................   7,000     48,911
*   Mitsubishi Paper Mills, Ltd............................. 154,000    132,798
    Mitsubishi Pencil Co., Ltd..............................   4,125    130,923
    Mitsubishi Research Institute, Inc......................   1,200     28,069
    Mitsubishi Shokuhin Co., Ltd............................   5,700    138,768
    Mitsubishi Steel Manufacturing Co., Ltd.................  83,000    181,762
    Mitsubishi Tanabe Pharma Corp...........................  12,800    185,928
    Mitsubishi UFJ Financial Group, Inc..................... 740,600  4,367,541
    Mitsubishi UFJ Financial Group, Inc. ADR................  16,850     99,415
    Mitsuboshi Belting Co., Ltd.............................  22,000    132,872
    Mitsui & Co., Ltd.......................................  58,300    934,980
    Mitsui & Co., Ltd. Sponsored ADR........................     471    151,898
    Mitsui Chemicals, Inc................................... 238,000    641,615
    Mitsui Engineering & Shipbuilding Co., Ltd.............. 396,000    805,925
    Mitsui High-Tec, Inc....................................  13,700     92,361
    Mitsui Home Co., Ltd....................................   6,000     28,667
    Mitsui Knowledge Industry Co., Ltd......................   7,800     13,604
#   Mitsui Matsushima Co., Ltd..............................  94,000    124,231
    Mitsui Mining & Smelting Co., Ltd....................... 321,000    952,974
#   Mitsui OSK Lines, Ltd................................... 181,000    670,649
    Mitsui Sugar Co., Ltd...................................  36,000    137,853
    Mitsui-Soko Co., Ltd....................................  50,000    220,185
    Mitsuuroko Group Holdings Co., Ltd......................  11,300     63,120

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Miura Co., Ltd........................................     7,900 $  284,028
#   Miyaji Engineering Group, Inc.........................    23,000     46,550
    Miyazaki Bank, Ltd. (The).............................    63,000    210,781
    Miyoshi Oil & Fat Co., Ltd............................    20,000     26,952
    Mizuho Financial Group, Inc........................... 1,369,660  2,659,156
    Mizuno Corp...........................................    30,000    179,874
    Mochida Pharmaceutical Co., Ltd.......................     2,200    150,122
#   Monex Group, Inc......................................    14,900     47,868
    Money Partners Group Co., Ltd.........................     4,900     11,379
    Monogatari Corp. (The)................................     1,000     29,681
#   MonotaRO Co., Ltd.....................................     6,500    173,204
    Morinaga & Co., Ltd...................................    66,000    139,689
    Morinaga Milk Industry Co., Ltd.......................    98,000    351,331
    Morita Holdings Corp..................................    13,000    130,365
    Mory Industries, Inc..................................     7,000     27,943
    MOS Food Services, Inc................................     2,900     62,599
#   Moshi Moshi Hotline, Inc..............................    10,900    106,363
    Mr Max Corp...........................................     8,900     29,501
    MS&AD Insurance Group Holdings, Inc...................    23,282    529,953
    MTI, Ltd..............................................     5,400     53,429
    Murakami Corp.........................................     2,000     27,523
#   Murata Manufacturing Co., Ltd.........................     2,100    200,183
#   Musashi Seimitsu Industry Co., Ltd....................     9,200    224,775
    Musashino Bank, Ltd. (The)............................     9,700    330,604
#   Mutoh Holdings Co., Ltd...............................    15,000     71,341
#   Nabtesco Corp.........................................     4,700    106,188
    NAC Co., Ltd..........................................     2,800     38,682
    Nachi-Fujikoshi Corp..................................    43,000    302,584
    Nagaileben Co., Ltd...................................     1,800     36,298
    Nagano Bank, Ltd. (The)...............................    20,000     37,433
    Nagase & Co., Ltd.....................................    33,100    406,538
    Nagatanien Co., Ltd...................................     3,000     31,771
    Nagoya Railroad Co., Ltd..............................    39,000    163,201
    Nakabayashi Co., Ltd..................................     9,000     18,536
    Nakamuraya Co., Ltd...................................    10,083     41,666
    Nakanishi, Inc........................................     2,000     84,726
*   Nakayama Steel Works, Ltd.............................    31,000     26,133
    Nakayamafuku Co., Ltd.................................       600      4,704
    Nankai Electric Railway Co., Ltd......................    23,000    109,010
    Nanto Bank, Ltd. (The)................................    72,000    296,773
    Natori Co., Ltd.......................................       700      7,626
    NDS Co., Ltd..........................................    10,000     28,968
    NEC Capital Solutions, Ltd............................     1,400     28,893
    NEC Corp..............................................   340,000  1,312,692
    NEC Networks & System Integration Corp................     9,200    225,346
#   NET One Systems Co., Ltd..............................    36,100    238,638
    Neturen Co., Ltd......................................    12,700     96,770
#*  New Japan Chemical Co., Ltd...........................     6,900     17,428
    Nexon Co., Ltd........................................     8,500     82,005
    Next Co., Ltd.........................................     5,400     40,303
#   NGK Insulators, Ltd...................................     7,000    165,622
#   NGK Spark Plug Co., Ltd...............................     8,000    239,180
#   NH Foods, Ltd.........................................    21,000    429,882

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    NHK Spring Co., Ltd.......................................  39,000 $381,928
    Nice Holdings, Inc........................................  15,000   31,920
    Nichi-iko Pharmaceutical Co., Ltd.........................  10,850  158,442
    Nichia Steel Works, Ltd...................................   2,000    6,181
#   Nichias Corp..............................................  29,000  187,064
    Nichiban Co., Ltd.........................................   9,000   32,952
    Nichicon Corp.............................................  14,100  109,895
    Nichiden Corp.............................................     200    4,798
    Nichiha Corp..............................................  13,400  132,787
    Nichii Gakkan Co..........................................  18,500  157,906
    Nichimo Co., Ltd..........................................  13,000   22,571
    Nichirei Corp.............................................  87,000  412,654
    Nichireki Co., Ltd........................................   7,000   69,754
    Nidec Copal Electronics Corp..............................   6,700   59,839
#   Nidec Corp................................................   3,794  247,091
    Nifco, Inc................................................  10,700  351,799
    NIFTY Corp................................................   3,400   52,976
#   Nihon Chouzai Co., Ltd....................................     720   18,812
#   Nihon Dempa Kogyo Co., Ltd................................  10,300  108,687
    Nihon Eslead Corp.........................................   6,000   57,817
    Nihon Kohden Corp.........................................   3,900  191,623
    Nihon M&A Center, Inc.....................................   6,400  179,242
    Nihon Nohyaku Co., Ltd....................................  12,000  129,233
    Nihon Parkerizing Co., Ltd................................  10,000  220,739
#   Nihon Trim Co., Ltd.......................................   1,900   60,318
    Nihon Unisys, Ltd.........................................   5,300   47,977
    Nihon Yamamura Glass Co., Ltd.............................  49,000   79,538
    Nikkiso Co., Ltd..........................................  13,700  162,002
    Nikko Co., Ltd............................................  12,000   55,123
#   Nikon Corp................................................  15,300  237,301
    Nippo Corp................................................  22,000  384,847
    Nippon Air Conditioning Services Co., Ltd.................   2,700   20,085
    Nippon Beet Sugar Manufacturing Co., Ltd..................  46,000   86,442
#   Nippon Carbide Industries Co., Inc........................  28,000   74,622
    Nippon Carbon Co., Ltd....................................  50,000   90,001
#*  Nippon Chemi-Con Corp.....................................  81,000  210,426
*   Nippon Chemical Industrial Co., Ltd.......................  45,000   64,475
    Nippon Chemiphar Co., Ltd.................................   5,000   23,923
    Nippon Chutetsukan K.K....................................  12,000   27,115
    Nippon Coke & Engineering Co., Ltd........................  81,500   91,815
#   Nippon Concrete Industries Co., Ltd.......................  19,000   96,965
    Nippon Denko Co., Ltd.....................................  44,565  141,230
    Nippon Densetsu Kogyo Co., Ltd............................  14,000  223,325
#   Nippon Electric Glass Co., Ltd............................ 112,000  627,477
    Nippon Express Co., Ltd................................... 108,000  522,271
    Nippon Filcon Co., Ltd....................................   1,800    7,483
    Nippon Fine Chemical Co., Ltd.............................   4,800   32,068
    Nippon Flour Mills Co., Ltd...............................  62,000  313,562
    Nippon Formula Feed Manufacturing Co., Ltd................  18,000   20,091
    Nippon Gas Co., Ltd.......................................   5,900  138,215
    Nippon Hume Corp..........................................  10,000   67,432
    Nippon Jogesuido Sekkei Co., Ltd..........................   1,400   17,617
    Nippon Kanzai Co., Ltd....................................     500   12,477

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nippon Kasei Chemical Co., Ltd..........................   8,000 $   11,345
    Nippon Kayaku Co., Ltd..................................  29,000    367,615
*   Nippon Kinzoku Co., Ltd.................................  16,000     23,242
    Nippon Kodoshi Corp.....................................   1,500     17,832
    Nippon Koei Co., Ltd....................................  29,000    153,865
    Nippon Konpo Unyu Soko Co., Ltd.........................  17,500    299,896
*   Nippon Koshuha Steel Co., Ltd...........................  18,000     20,118
    Nippon Light Metal Holdings Co., Ltd.................... 274,600    465,458
#   Nippon Paint Co., Ltd...................................  11,000    253,458
#   Nippon Paper Industries Co., Ltd........................  39,824    696,272
#   Nippon Parking Development Co., Ltd.....................  38,200     43,248
    Nippon Pillar Packing Co., Ltd..........................   8,000     64,070
#   Nippon Piston Ring Co., Ltd.............................  51,000    109,885
    Nippon Road Co., Ltd. (The).............................  35,000    196,312
    Nippon Seisen Co., Ltd..................................   6,000     37,317
    Nippon Sharyo, Ltd......................................   6,000     21,953
*   Nippon Sheet Glass Co., Ltd............................. 481,000    669,662
    Nippon Shinyaku Co., Ltd................................   7,000    199,875
    Nippon Shokubai Co., Ltd................................  32,000    410,182
    Nippon Signal Co., Ltd. (The)...........................  23,000    215,441
    Nippon Soda Co., Ltd....................................  48,000    261,916
    Nippon Steel & Sumikin Bussan Corp......................  41,000    161,309
    Nippon Steel & Sumikin Texeng Co., Ltd..................  18,000    101,781
    Nippon Steel & Sumitomo Metal Corp...................... 256,562    774,730
*   Nippon Suisan Kaisha, Ltd............................... 100,600    289,755
    Nippon Synthetic Chemical Industry Co., Ltd. (The)......  22,000    170,418
    Nippon Thompson Co., Ltd................................  30,000    143,487
    Nippon Valqua Industries, Ltd...........................  21,000     61,722
#*  Nippon Yakin Kogyo Co., Ltd.............................  33,500    104,190
#   Nippon Yusen K.K........................................ 283,217    811,482
#   Nipro Corp..............................................  48,200    412,494
    Nishi-Nippon City Bank, Ltd. (The)...................... 212,000    550,380
    Nishi-Nippon Railroad Co., Ltd..........................  29,000    116,610
    Nishikawa Rubber Co., Ltd...............................   1,400     24,005
    Nishimatsu Construction Co., Ltd........................  30,000    141,266
    Nishimatsuya Chain Co., Ltd.............................  21,000    167,938
    Nishio Rent All Co., Ltd................................   3,900    165,275
#   Nissan Chemical Industries, Ltd.........................  10,400    190,644
    Nissan Motor Co., Ltd................................... 107,200  1,051,675
    Nissan Shatai Co., Ltd..................................  16,000    257,664
    Nissan Tokyo Sales Holdings Co., Ltd....................   5,000     15,046
    Nissei ASB Machine Co., Ltd.............................   2,500     42,037
#   Nissei Build Kogyo Co., Ltd.............................  22,000     64,532
    Nissei Plastic Industrial Co., Ltd......................   2,700     16,122
#   Nissha Printing Co., Ltd................................  10,500    151,704
    Nisshin Oillio Group, Ltd. (The)........................  27,000     90,901
    Nisshin Seifun Group, Inc...............................  53,150    620,681
    Nisshin Steel Co., Ltd..................................  22,740    307,052
    Nisshinbo Holdings, Inc.................................  53,000    534,947
    Nissin Corp.............................................  19,000     56,275
    Nissin Electric Co., Ltd................................  21,000    121,773
    Nissin Foods Holdings Co., Ltd..........................   2,200    120,882
    Nissin Kogyo Co., Ltd...................................  14,900    268,090

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Nissin Sugar Co., Ltd...................................     700 $   15,972
    Nissui Pharmaceutical Co., Ltd..........................   3,400     39,759
    Nitori Holdings Co., Ltd................................   1,700     95,490
    Nitta Corp..............................................   7,800    188,733
#   Nitta Gelatin, Inc......................................   1,900     16,744
    Nittan Valve Co., Ltd...................................   4,200     13,756
    Nittetsu Mining Co., Ltd................................  28,000    120,464
    Nitto Boseki Co., Ltd...................................  54,000    236,066
#   Nitto Denko Corp........................................   7,800    348,086
    Nitto Kogyo Corp........................................   7,600    158,933
    Nitto Kohki Co., Ltd....................................   4,200     84,305
    Nitto Seiko Co., Ltd....................................   7,000     26,094
    Nittoc Construction Co., Ltd............................  12,200     44,753
    Nittoku Engineering Co., Ltd............................   4,300     40,884
    NKSJ Holdings, Inc......................................  21,550    544,169
    NOF Corp................................................  45,000    313,744
    Nohmi Bosai, Ltd........................................   8,000    121,835
#   NOK Corp................................................  26,600    543,155
#   Nomura Co., Ltd.........................................   9,000     83,121
    Nomura Holdings, Inc.................................... 115,100    726,692
    Nomura Holdings, Inc. ADR...............................   7,820     49,266
    Nomura Real Estate Holdings, Inc........................  12,300    228,535
    Nomura Research Institute, Ltd..........................   4,800    151,129
    Noritake Co., Ltd.......................................  41,000    113,811
    Noritz Corp.............................................   8,200    161,120
    North Pacific Bank, Ltd................................. 162,100    662,309
    NS Solutions Corp.......................................   4,900    141,445
#   NS United Kaiun Kaisha, Ltd.............................  57,000    131,098
    NSD Co., Ltd............................................  12,400    170,864
    NSK, Ltd................................................  18,000    253,228
    NTN Corp................................................ 209,000  1,007,257
    NTT Data Corp...........................................   5,600    213,260
    NTT DOCOMO, Inc.........................................  58,872  1,032,388
    NTT DOCOMO, Inc. Sponsored ADR..........................   3,100     54,343
#   NTT Urban Development Corp..............................   8,000     87,156
#   Nuflare Technology, Inc.................................     400     20,775
    Obara Group, Inc........................................   3,300    146,209
#   Obayashi Corp...........................................  33,000    240,843
    Obayashi Road Corp......................................   8,000     41,583
    OBIC Business Consultants, Ltd..........................     400     12,306
    Obic Co., Ltd...........................................   4,000    141,997
    Odelic Co., Ltd.........................................   1,100     30,489
    Oenon Holdings, Inc.....................................  18,000     42,785
    Ogaki Kyoritsu Bank, Ltd. (The)......................... 123,000    337,738
    Ohara, Inc..............................................   1,500      8,484
    Ohashi Technica, Inc....................................   2,200     22,531
    Ohsho Food Service Corp.................................   2,300     96,580
    OIE Sangyo Co., Ltd.....................................   1,187      9,470
    Oiles Corp..............................................   4,680    116,575
    Oita Bank, Ltd. (The)...................................  52,000    188,739
    Oji Holdings Corp....................................... 235,000    945,810
    Okabe Co., Ltd..........................................  14,500    186,966
    Okamoto Industries, Inc.................................  26,000     90,728

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Okamura Corp..............................................  27,000 $232,046
    Oki Electric Industry Co., Ltd............................ 153,000  339,521
    Okinawa Cellular Telephone Co.............................   2,700   79,468
    Okinawa Electric Power Co., Inc. (The)....................   3,700  118,643
    OKK Corp..................................................  41,000   60,992
    OKUMA Corp................................................  41,000  377,067
    Okumura Corp..............................................  41,000  223,082
    Okura Industrial Co., Ltd.................................  15,000   55,371
    Okuwa Co., Ltd............................................   5,000   47,574
    Olympic Group Corp........................................   2,300   23,541
#*  Olympus Corp..............................................   8,500  305,862
    Omron Corp................................................   6,700  297,163
    ONO Sokki Co., Ltd........................................   4,000   36,189
    Onoken Co., Ltd...........................................   4,800   54,955
    Onward Holdings Co., Ltd..................................  48,000  342,216
#   OPT, Inc..................................................   5,500   39,661
    Optex Co., Ltd............................................   4,600   99,534
    Oracle Corp. Japan........................................   1,000   42,369
    Organo Corp...............................................  22,000  109,387
    Origin Electric Co., Ltd..................................   7,000   23,286
    Osaka Organic Chemical Industry, Ltd......................   2,300    9,828
    Osaka Steel Co., Ltd......................................   4,800   88,790
#   OSAKA Titanium Technologies Co., Ltd......................   3,500   94,899
#   Osaki Electric Co., Ltd...................................  14,000   77,652
    OSG Corp..................................................   8,400  145,546
#   Otsuka Corp...............................................   1,500   68,345
    Otsuka Holdings Co., Ltd..................................  10,000  318,428
    OUG Holdings, Inc.........................................  15,000   33,149
    Outsourcing, Inc..........................................     800   10,150
    Pacific Industrial Co., Ltd...............................  18,500  136,597
*   Pacific Metals Co., Ltd...................................  47,000  231,204
    Pack Corp. (The)..........................................   4,300   85,112
    Pal Co., Ltd..............................................   3,100   87,581
#   Paltac Corp...............................................   8,350  111,245
#   PanaHome Corp.............................................  34,000  252,030
    Panasonic Corp............................................  19,899  248,109
    Panasonic Corp. Sponsored ADR.............................  27,580  348,060
    Panasonic Industrial Devices SUNX Co., Ltd................   9,300   45,793
#   Paramount Bed Holdings Co., Ltd...........................   4,600  137,132
    Parco Co., Ltd............................................   8,606   75,115
    Paris Miki Holdings, Inc..................................   7,500   35,863
    Park24 Co., Ltd...........................................   6,800  124,749
    Pasco Corp................................................   6,000   26,474
#   Pasona Group, Inc.........................................   9,400   51,969
#   Penta-Ocean Construction Co., Ltd......................... 104,500  379,265
#   Pigeon Corp...............................................   2,800  160,846
    Pilot Corp................................................   2,400  105,871
    Piolax, Inc...............................................   4,900  189,248
#*  Pioneer Corp.............................................. 154,600  413,661
    Plenus Co., Ltd...........................................   6,000  139,910
    Pola Orbis Holdings, Inc..................................   2,700  112,113
    Press Kogyo Co., Ltd......................................  57,000  216,899
    Pressance Corp............................................   4,600  134,729

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Prestige International, Inc.............................   4,800 $   39,859
    Prima Meat Packers, Ltd.................................  77,000    199,266
    Pronexus, Inc...........................................   6,000     46,255
    Proto Corp..............................................   3,200     46,141
    PS Mitsubishi Construction Co., Ltd.....................  12,500     54,582
    Psc, Inc................................................     800     29,688
    Qol Co., Ltd............................................   6,300     36,601
    Raito Kogyo Co., Ltd....................................  22,900    158,984
*   Rasa Industries, Ltd....................................   9,000     13,177
#   Relo Holdings, Inc......................................   2,500    169,628
    Rengo Co., Ltd.......................................... 114,000    520,785
#*  Renown, Inc.............................................  44,300     51,568
#   Resona Holdings, Inc.................................... 102,900    573,418
    Resorttrust, Inc........................................  17,500    361,434
    Rhythm Watch Co., Ltd...................................   9,000     14,273
#   Riberesute Corp.........................................   1,700     10,694
    Ricoh Co., Ltd.......................................... 118,900  1,361,109
    Ricoh Leasing Co., Ltd..................................   9,200    266,038
#   Right On Co., Ltd.......................................   3,000     20,744
    Riken Corp..............................................  43,000    193,117
    Riken Technos Corp......................................  16,000     78,865
    Riken Vitamin Co., Ltd..................................   2,400     61,332
#   Ringer Hut Co., Ltd.....................................   3,300     54,081
    Rinnai Corp.............................................     700     63,731
#   Rion Co., Ltd...........................................   3,200     44,598
    Riso Kagaku Corp........................................   6,300    184,055
#   Riso Kyoiku Co., Ltd....................................   5,400     12,694
    Rock Field Co., Ltd.....................................   3,000     54,945
    Rohm Co., Ltd...........................................     300     16,913
    Rohto Pharmaceutical Co., Ltd...........................  17,000    263,083
#   Rokko Butter Co., Ltd...................................   2,800     24,217
    Roland DG Corp..........................................   1,700     63,995
    Round One Corp..........................................  29,100    169,310
    Royal Holdings Co., Ltd.................................   6,300    103,115
    Ryobi, Ltd..............................................  74,000    240,717
    Ryoden Trading Co., Ltd.................................  10,000     73,277
#   Ryohin Keikaku Co., Ltd.................................   1,800    217,243
    Ryosan Co., Ltd.........................................  16,100    344,531
    S Foods, Inc............................................   4,000     62,857
#   S&B Foods, Inc..........................................     200      7,637
    Sagami Chain Co., Ltd...................................   3,000     28,587
    Saibu Gas Co., Ltd......................................  32,000     80,641
    Saizeriya Co., Ltd......................................  10,300    138,343
    Sakai Chemical Industry Co., Ltd........................  43,000    136,672
    Sakai Heavy Industries, Ltd.............................  18,000     56,987
#   Sakai Moving Service Co., Ltd...........................   1,700     63,100
#   Sakai Ovex Co., Ltd.....................................  45,000     72,534
    Sakata INX Corp.........................................  16,000    156,935
    Sakata Seed Corp........................................  15,000    203,000
    Sala Corp...............................................   6,500     36,680
    San-A Co., Ltd..........................................   5,400    175,228
    San-Ai Oil Co., Ltd.....................................  25,000    189,898
    San-In Godo Bank, Ltd. (The)............................  56,000    398,462

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Sanden Corp...............................................  39,000 $218,924
    Sanei Architecture Planning Co., Ltd......................   5,400   45,937
    Sangetsu Co., Ltd.........................................   9,300  244,719
#*  Sanix, Inc................................................   7,200   85,094
    Sanken Electric Co., Ltd..................................  42,000  339,936
    Sanki Engineering Co., Ltd................................  13,000  101,492
#   Sanko Marketing Foods Co., Ltd............................   3,300   29,093
    Sanko Metal Industrial Co., Ltd...........................   4,000    8,971
    Sankyo Co., Ltd...........................................   3,400  132,304
    Sankyo Seiko Co., Ltd.....................................   4,300   17,117
    Sankyo Tateyama, Inc......................................  12,400  251,098
    Sankyu, Inc............................................... 106,000  516,143
    Sanoh Industrial Co., Ltd.................................   8,500   59,420
#   Sanrio Co., Ltd...........................................   3,600  103,757
    Sanshin Electronics Co., Ltd..............................  14,000  113,017
#   Santen Pharmaceutical Co., Ltd............................   1,700  100,216
    Sanwa Holdings Corp.......................................  53,000  373,591
    Sanyo Chemical Industries, Ltd............................  27,000  180,278
    Sanyo Denki Co., Ltd......................................  16,000  122,468
    Sanyo Electric Railway Co., Ltd...........................  10,000   44,549
    Sanyo Shokai, Ltd.........................................  51,372  118,067
    Sanyo Special Steel Co., Ltd..............................  58,000  260,595
    Sapporo Holdings, Ltd..................................... 133,000  571,299
    Sata Construction Co., Ltd................................  17,000   19,728
    Sato Holdings Corp........................................   7,900  202,721
    Sato Shoji Corp...........................................   4,500   31,039
    Satori Electric Co., Ltd..................................   2,800   17,980
#   Sawada Holdings Co., Ltd..................................  11,700   88,496
    Sawai Pharmaceutical Co., Ltd.............................   2,100  119,017
    Saxa Holdings, Inc........................................  10,000   16,012
    SBI Holdings, Inc.........................................  57,550  671,412
    SBS Holdings, Inc.........................................   8,400   55,565
    Scroll Corp...............................................   5,100   13,401
    SCSK Corp.................................................   1,655   45,769
    Secom Co., Ltd............................................   3,400  206,809
    Secom Joshinetsu Co., Ltd.................................     200    5,233
#   Sega Sammy Holdings, Inc..................................   9,700  191,881
    Seibu Electric Industry Co., Ltd..........................   2,000    9,515
    Seika Corp................................................  18,000   47,379
    Seikitokyu Kogyo Co., Ltd.................................  98,000  112,117
    Seiko Epson Corp..........................................  18,150  776,927
    Seiko Holdings Corp.......................................  73,000  285,592
    Seiko PMC Corp............................................     200    2,220
    Seino Holdings Co., Ltd...................................  46,000  494,556
    Seiren Co., Ltd...........................................  19,200  171,441
    Sekisui Chemical Co., Ltd.................................  27,000  323,742
#   Sekisui House, Ltd........................................  76,140  999,328
    Sekisui Jushi Corp........................................   8,900  121,299
    Sekisui Plastics Co., Ltd.................................  21,000   59,957
#   Senko Co., Ltd............................................  35,000  179,829
    Senshu Electric Co., Ltd..................................   1,400   20,976
    Senshu Ikeda Holdings, Inc................................  65,840  335,563
#   Senshukai Co., Ltd........................................   8,100   68,241

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Seria Co., Ltd............................................   3,800 $165,191
    Seven & I Holdings Co., Ltd...............................  13,200  549,326
#   Seven Bank, Ltd...........................................  25,000  100,326
#*  Sharp Corp................................................ 179,000  557,550
    Shibaura Mechatronics Corp................................  20,000   58,394
    Shibusawa Warehouse Co., Ltd. (The).......................  19,000   64,528
    Shibuya Kogyo Co., Ltd....................................   4,400  125,217
    Shidax Corp...............................................   2,000    9,839
    Shiga Bank, Ltd. (The)....................................  80,000  473,752
    Shikibo, Ltd..............................................  50,000   57,588
    Shikoku Bank, Ltd. (The)..................................  60,000  133,733
    Shikoku Chemicals Corp....................................  14,000   95,272
#   Shima Seiki Manufacturing, Ltd............................   8,100  154,925
#   Shimachu Co., Ltd.........................................  16,200  375,606
    Shimadzu Corp.............................................  27,000  258,435
    Shimamura Co., Ltd........................................   1,200  119,003
    Shimane Bank, Ltd. (The)..................................   1,300   16,627
    Shimano, Inc..............................................   2,500  291,852
    Shimizu Bank, Ltd. (The)..................................   1,700   44,961
    Shimizu Corp..............................................  29,000  222,127
    Shimojima Co., Ltd........................................   1,600   16,448
    Shin Nippon Air Technologies Co., Ltd.....................   2,500   19,289
#   Shin-Etsu Chemical Co., Ltd...............................   8,900  564,511
    Shin-Etsu Polymer Co., Ltd................................   6,600   35,833
    Shin-Keisei Electric Railway Co., Ltd.....................   5,000   18,558
    Shinagawa Refractories Co., Ltd...........................  20,000   47,542
    Shindengen Electric Manufacturing Co., Ltd................  48,000  273,957
    Shinko Electric Industries Co., Ltd.......................  37,300  331,601
    Shinko Plantech Co., Ltd..................................  17,200  129,447
    Shinko Shoji Co., Ltd.....................................   6,100   54,775
    Shinmaywa Industries, Ltd.................................  36,000  325,333
    Shinnihon Corp............................................   9,500   30,252
#   Shinsei Bank, Ltd......................................... 255,000  539,204
    Shinsho Corp..............................................  20,000   48,627
    Shionogi & Co., Ltd.......................................  17,100  369,170
    Ship Healthcare Holdings, Inc.............................   6,700  218,896
    Shiroki Corp..............................................  19,000   39,328
#   Shiseido Co., Ltd.........................................  14,100  277,896
    Shizuoka Bank, Ltd. (The).................................  86,000  926,866
    Shizuoka Gas Co., Ltd.....................................  24,000  158,091
    Shobunsha Publications, Inc...............................   1,800   11,319
    Shoei Foods Corp..........................................   2,300   18,798
    Shofu, Inc................................................   1,200   10,890
    Shoko Co., Ltd............................................  19,000   29,285
#   Showa Aircraft Industry Co., Ltd..........................   2,822   32,802
    Showa Corp................................................  22,700  252,866
#   Showa Denko K.K........................................... 508,000  738,981
    Showa Sangyo Co., Ltd.....................................  24,000   88,300
    Showa Shell Sekiyu KK.....................................  35,000  394,747
    Siix Corp.................................................   6,800  125,966
    Sinanen Co., Ltd..........................................  23,000   96,194
    Sinfonia Technology Co., Ltd..............................  38,000   62,046
    Sinko Industries, Ltd.....................................   8,300   92,955

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sintokogio, Ltd.........................................  18,400 $  129,754
    SKY Perfect JSAT Holdings, Inc..........................  56,600    335,629
    SMC Corp................................................     100     27,608
    SMK Corp................................................  33,000    139,460
#   SMS Co., Ltd............................................   2,300     55,668
#   Sodick Co., Ltd.........................................  20,600    142,690
    Soft99 Corp.............................................   4,000     25,580
    Sogo Medical Co., Ltd...................................   2,300    111,969
    Sohgo Security Services Co., Ltd........................  15,100    343,027
    Sojitz Corp............................................. 348,800    593,283
#   Sony Corp...............................................  70,500  1,284,914
    Sony Corp. Sponsored ADR................................  17,008    313,457
    Sony Financial Holdings, Inc............................   5,300     86,800
    Sotetsu Holdings, Inc...................................  22,000     87,315
    Sotoh Co., Ltd..........................................   1,500     13,994
#   Sparx Group Co., Ltd....................................   8,000     17,639
    SPK Corp................................................   1,082     20,187
    Square Enix Holdings Co., Ltd...........................   3,500     71,445
    Srg Takamiya Co., Ltd...................................   3,500     54,036
    ST Corp.................................................   2,200     21,374
    St Marc Holdings Co., Ltd...............................   3,400    185,443
#   Stanley Electric Co., Ltd...............................   5,100    132,280
    Star Micronics Co., Ltd.................................   9,000    123,784
    Starbucks Coffee Japan, Ltd.............................  10,400    119,425
    Start Today Co., Ltd....................................   3,100     82,126
    Starts Corp., Inc.......................................   7,500    123,389
    Starzen Co., Ltd........................................  18,000     51,913
    Stella Chemifa Corp.....................................   5,100     69,088
#   Studio Alice Co., Ltd...................................   4,700     65,668
    Sugi Holdings Co., Ltd..................................   1,600     68,590
#   Sumco Corp..............................................  13,300    122,436
    Sumida Corp.............................................  12,100     84,749
    Sumitomo Bakelite Co., Ltd..............................  65,000    257,914
    Sumitomo Chemical Co., Ltd.............................. 142,000    539,745
    Sumitomo Corp...........................................  45,800    603,555
    Sumitomo Dainippon Pharma Co., Ltd......................   5,700     69,683
    Sumitomo Densetsu Co., Ltd..............................   7,100     83,633
    Sumitomo Electric Industries, Ltd.......................  52,300    766,586
    Sumitomo Forestry Co., Ltd..............................  45,300    533,626
    Sumitomo Heavy Industries, Ltd.......................... 156,000    762,407
    Sumitomo Metal Mining Co., Ltd..........................  30,000    499,777
#*  Sumitomo Mitsui Construction Co., Ltd................... 161,800    182,541
    Sumitomo Mitsui Financial Group, Inc....................  71,041  2,895,949
    Sumitomo Mitsui Trust Holdings, Inc..................... 121,000    526,556
    Sumitomo Osaka Cement Co., Ltd.......................... 171,000    614,720
    Sumitomo Precision Products Co., Ltd....................  10,000     40,025
    Sumitomo Real Estate Sales Co., Ltd.....................   1,880     54,512
    Sumitomo Rubber Industries, Ltd.........................  15,200    220,161
    Sumitomo Seika Chemicals Co., Ltd.......................  22,000    149,467
    Sumitomo Warehouse Co., Ltd. (The)......................  70,000    394,834
    Sun Frontier Fudousan Co., Ltd..........................   4,000     45,001
    Sun-Wa Technos Corp.....................................   6,200     61,780
    Sundrug Co., Ltd........................................   1,600     71,833

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Suruga Bank, Ltd........................................  13,000 $  253,482
    Suzuken Co., Ltd........................................  12,800    408,105
    Suzuki Motor Corp.......................................  10,600    353,722
*   SWCC Showa Holdings Co., Ltd............................ 134,000    148,245
    Sysmex Corp.............................................   4,600    178,574
    Systena Corp............................................   5,500     41,452
    T Hasegawa Co., Ltd.....................................   6,600    100,409
    T RAD Co., Ltd..........................................  36,000    100,289
    T&D Holdings, Inc.......................................  88,700  1,113,236
    T&K Toka Co., Ltd.......................................   4,200     88,731
#   T-Gaia Corp.............................................   4,100     38,032
    Tabuchi Electric Co., Ltd...............................   8,000     78,857
    Tachi-S Co., Ltd........................................   5,400     90,757
    Tadano, Ltd.............................................  19,000    330,089
    Taiheiyo Cement Corp....................................  67,000    259,410
    Taiho Kogyo Co., Ltd....................................   7,600     83,265
    Taikisha, Ltd...........................................   8,400    195,048
    Taiko Bank, Ltd. (The)..................................   5,000     10,924
    Taiko Pharmaceutical Co., Ltd...........................   3,000     47,984
    Taisei Corp.............................................  34,000    191,746
    Taiyo Holdings Co., Ltd.................................   1,900     58,631
#   Taiyo Nippon Sanso Corp.................................  42,000    368,302
#   Taiyo Yuden Co., Ltd....................................  39,600    422,340
    Takagi Securities Co., Ltd..............................  39,000     96,686
    Takamatsu Construction Group Co., Ltd...................   1,600     27,062
#   Takaoka Toko Co., Ltd...................................   3,664     51,394
    Takara Holdings, Inc....................................  22,000    202,193
    Takara Leben Co., Ltd...................................  18,800     63,565
    Takara Standard Co., Ltd................................  44,000    399,254
    Takasago International Corp.............................  32,000    152,538
    Takasago Thermal Engineering Co., Ltd...................  24,800    305,826
#   Takashima & Co., Ltd....................................  26,000     58,377
#   Takashimaya Co., Ltd....................................  74,000    680,560
    Takata Corp.............................................  12,400    246,679
    Take And Give Needs Co., Ltd............................   4,270     50,499
    Takeda Pharmaceutical Co., Ltd..........................   9,800    447,002
#   Takeei Corp.............................................   8,500     91,905
    Takeuchi Manufacturing Co., Ltd.........................   4,800    196,897
    Takihyo Co., Ltd........................................   8,000     32,903
    Takiron Co., Ltd........................................  12,000     68,161
    Takisawa Machine Tool Co., Ltd..........................  23,000     46,041
#   Takuma Co., Ltd.........................................  24,000    145,523
    Tama Home Co., Ltd......................................   7,300     47,228
#   Tamron Co., Ltd.........................................   6,700    150,193
    Tamura Corp.............................................  20,000     79,837
    Tanseisha Co., Ltd......................................   9,100     60,732
#   Tatsuta Electric Wire and Cable Co., Ltd................  13,000     74,765
    Tayca Corp..............................................  12,000     44,142
    TBK Co., Ltd............................................   9,000     45,591
    TDK Corp................................................  21,900  1,050,567
#*  Teac Corp...............................................  23,000     13,969
#   Teijin, Ltd............................................. 332,000    822,167
    Teikoku Electric Manufacturing Co., Ltd.................   2,600     67,530

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Teikoku Tsushin Kogyo Co., Ltd............................   9,000 $ 16,385
#   Tekken Corp...............................................  55,000  202,712
    Terumo Corp...............................................   9,300  210,878
    THK Co., Ltd..............................................  11,900  286,375
    Toa Corp.(6894434)........................................   5,000   61,900
    Toa Corp.(6894508)........................................  41,000   72,936
    Toa Oil Co., Ltd..........................................  44,000   73,523
    TOA ROAD Corp.............................................  13,000   53,698
#   Toabo Corp................................................  38,000   27,147
    Toagosei Co., Ltd......................................... 102,000  429,750
*   Tobishima Corp............................................  19,900   31,367
    Tobu Store Co., Ltd.......................................   1,000    2,735
    TOC Co., Ltd..............................................  19,300  136,103
    Tocalo Co., Ltd...........................................   8,100  138,360
    Tochigi Bank, Ltd. (The)..................................  31,000  128,229
    Toda Corp.................................................  66,000  282,714
    Toei Animation Co., Ltd...................................     900   25,183
    Toei Co., Ltd.............................................  31,000  163,907
    Toenec Corp...............................................  13,000   71,190
    Toho Bank, Ltd. (The).....................................  56,000  200,125
    Toho Co., Ltd.(6895200)...................................   2,800   67,917
#   Toho Co., Ltd.(6895211)...................................  12,000   43,751
    Toho Gas Co., Ltd.........................................  20,000  110,513
    Toho Holdings Co., Ltd....................................  19,900  375,698
#*  Toho Titanium Co., Ltd....................................  13,400  109,617
    Toho Zinc Co., Ltd........................................  62,000  292,917
    Tohoku Bank, Ltd. (The)...................................  23,000   33,550
    Tohto Suisan Co., Ltd.....................................  16,000   29,174
    Tokai Carbon Co., Ltd.....................................  83,000  237,433
    Tokai Corp/Gifu...........................................   2,400   69,788
    TOKAI Holdings Corp.......................................  24,100  101,914
    Tokai Lease Co., Ltd......................................   5,000    9,768
    Tokai Rika Co., Ltd.......................................  25,900  540,474
    Tokai Rubber Industries, Ltd..............................  19,000  187,730
#   Token Corp................................................   3,320  153,351
#   Tokio Marine Holdings, Inc................................  25,216  792,962
    Tokushu Tokai Paper Co., Ltd..............................  25,000   53,988
#   Tokuyama Corp............................................. 117,000  400,685
    Tokyo Derica Co., Ltd.....................................   1,500   28,465
    Tokyo Dome Corp...........................................  79,000  371,121
    Tokyo Electron, Ltd.......................................   6,300  411,537
    Tokyo Energy & Systems, Inc...............................   5,000   29,981
    Tokyo Keiki, Inc..........................................  33,000   85,185
*   Tokyo Kikai Seisakusho, Ltd...............................  20,000   16,917
#   Tokyo Rakutenchi Co., Ltd.................................   7,000   33,389
*   Tokyo Rope Manufacturing Co., Ltd.........................  50,000   87,667
    Tokyo Seimitsu Co., Ltd...................................  11,300  200,398
    Tokyo Steel Manufacturing Co., Ltd........................  44,000  263,954
    Tokyo Tatemono Co., Ltd...................................  15,000  128,113
    Tokyo Tekko Co., Ltd......................................   9,000   47,814
    Tokyo Theatres Co., Inc...................................  43,000   61,032
#   Tokyo Tomin Bank, Ltd. (The)..............................   5,100   60,310
#   Tokyu Construction Co., Ltd...............................  34,930  171,194

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Tokyu Corp................................................   1,000 $  7,189
    Tokyu Fudosan Holdings Corp...............................  54,082  410,200
#   Tokyu Recreation Co., Ltd.................................   3,853   23,691
    Toli Corp.................................................   9,000   19,330
    Tomato Bank, Ltd..........................................  22,000   37,878
    Tomen Electronics Corp....................................   2,900   46,599
    Tomoe Corp................................................  12,000   49,791
    Tomoe Engineering Co., Ltd................................   2,200   35,231
    Tomoku Co., Ltd...........................................  22,000   62,962
    TOMONY Holdings, Inc......................................  50,300  206,042
#   Tomy Co., Ltd.............................................  32,400  168,306
    Tonami Holdings Co., Ltd..................................  11,000   25,412
    Topcon Corp...............................................   3,000   68,552
    Toppan Forms Co., Ltd.....................................  28,000  273,666
#   Toppan Printing Co., Ltd..................................  86,000  655,095
    Topre Corp................................................  19,800  280,078
    Topy Industries, Ltd......................................  45,000   93,363
    Toray Industries, Inc.....................................  60,000  406,131
#   Toridoll.corp.............................................   3,900   32,620
    Torigoe Co., Ltd. (The)...................................     300    2,039
#   Torishima Pump Manufacturing Co., Ltd.....................   7,800   69,145
#   Tosei Corp................................................  17,500  116,033
#   Toshiba Corp..............................................  70,000  311,336
    Toshiba Machine Co., Ltd..................................  32,000  142,177
    Toshiba Plant Systems & Services Corp.....................   8,000  126,875
    Toshiba TEC Corp..........................................  41,000  268,928
#   Tosho Co., Ltd............................................     700   13,782
#   Tosho Printing Co., Ltd...................................  11,000   51,922
    Tosoh Corp................................................ 144,000  631,824
    Totetsu Kogyo Co., Ltd....................................   6,270  153,758
    TOTO, Ltd.................................................  10,000  125,347
    Tottori Bank, Ltd. (The)..................................   8,000   16,583
    Towa Bank, Ltd. (The).....................................  98,000   96,457
    Towa Corp.................................................   7,700   43,668
#   Towa Pharmaceutical Co., Ltd..............................   3,300  126,121
    Toyo Construction Co., Ltd................................  29,900  123,721
    Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd...  18,000   76,587
#   Toyo Engineering Corp.....................................  36,000  158,500
    Toyo Ink SC Holdings Co., Ltd............................. 100,000  473,725
#   Toyo Kanetsu K.K..........................................  55,000  136,565
    Toyo Kohan Co., Ltd.......................................  29,000  168,142
    Toyo Machinery & Metal Co., Ltd...........................   7,900   39,572
    Toyo Securities Co., Ltd..................................  40,000  111,030
    Toyo Seikan Group Holdings, Ltd...........................  19,300  300,584
    Toyo Sugar Refining Co., Ltd..............................   8,000    7,740
#   Toyo Suisan Kaisha, Ltd...................................   2,000   60,664
    Toyo Tanso Co., Ltd.......................................   5,500  134,903
    Toyo Tire & Rubber Co., Ltd...............................  27,500  499,326
    Toyo Wharf & Warehouse Co., Ltd...........................  18,000   39,644
    Toyobo Co., Ltd........................................... 370,000  598,866
    Toyoda Gosei Co., Ltd.....................................  30,300  615,350
#   Toyota Boshoku Corp.......................................  15,100  170,806
#   Toyota Motor Corp.........................................  13,880  819,475

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toyota Motor Corp. Sponsored ADR........................  19,878 $2,345,405
    Toyota Tsusho Corp......................................  24,700    686,678
    TPR Co., Ltd............................................   9,900    231,796
    Trancom Co., Ltd........................................   2,000     79,485
    Transcosmos, Inc........................................   3,900     83,191
    Trend Micro, Inc........................................   4,200    149,509
    Trusco Nakayama Corp....................................   7,300    183,649
    TS Tech Co., Ltd........................................  12,700    361,658
    TSI Holdings Co., Ltd...................................  17,105    125,658
    Tsubakimoto Chain Co....................................  41,000    349,920
    Tsubakimoto Kogyo Co., Ltd..............................   2,000      5,738
#*  Tsudakoma Corp..........................................  40,000     55,427
#   Tsugami Corp............................................  28,000    142,096
    Tsukada Global Holdings, Inc............................   4,800     33,416
    Tsukamoto Corp. Co., Ltd................................   3,000      3,897
    Tsukishima Kikai Co., Ltd...............................   8,000     88,568
    Tsukuba Bank, Ltd.......................................  41,600    141,119
    Tsukui Corp.............................................   6,500     59,894
#   Tsumura & Co............................................  12,200    293,310
    Tsuruha Holdings, Inc...................................   2,600    149,252
    Tsurumi Manufacturing Co., Ltd..........................   4,000     53,345
    Tyo, Inc................................................  21,600     36,455
    UACJ Corp...............................................  61,067    241,243
    Ube Industries, Ltd..................................... 400,200    690,526
    Uchida Yoko Co., Ltd....................................  31,000    112,144
    Ueki Corp...............................................   3,000      6,513
    UKC Holdings Corp.......................................   4,500     70,244
*   Ulvac, Inc..............................................  21,300    423,907
    Union Tool Co...........................................   4,700    123,807
    Unipres Corp............................................  19,400    419,141
    United Arrows, Ltd......................................   4,500    176,234
#*  Unitika, Ltd............................................ 222,000     98,702
    Universal Entertainment Corp............................   6,600    114,751
    UNY Group Holdings Co., Ltd............................. 117,800    700,270
#*  Usen Corp...............................................  28,780    113,343
    Ushio, Inc..............................................  30,400    362,826
    USS Co., Ltd............................................   4,000     69,878
    UT Holdings Co., Ltd....................................  10,900     63,418
    Valor Co., Ltd..........................................  15,500    252,595
#   Village Vanguard Co., Ltd...............................   1,800     22,952
    Vital KSK Holdings, Inc.................................  13,800    111,720
    VT Holdings Co., Ltd....................................  14,900     79,894
    Wacoal Holdings Corp....................................  40,000    422,545
#   Wacom Co., Ltd..........................................  30,200    138,461
    Wakachiku Construction Co., Ltd.........................  34,000     46,101
    Wakita & Co., Ltd.......................................  16,000    187,346
    Warabeya Nichiyo Co., Ltd...............................   5,100    101,764
    Watabe Wedding Corp.....................................   1,400      7,819
#   WATAMI Co., Ltd.........................................   8,100    109,418
    Weathernews, Inc........................................   1,700     51,670
    Welcia Holdings Co., Ltd................................   2,000    128,059
#   West Holdings Corp......................................   3,000     43,193
    Wood One Co., Ltd.......................................   6,000     17,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Wowow, Inc............................................   2,200 $     91,813
    Xebio Co., Ltd........................................  11,000      196,592
    Yachiyo Bank, Ltd. (The)..............................   5,700      181,551
    Yahagi Construction Co., Ltd..........................  10,900       82,883
    Yaizu Suisankagaku Industry Co., Ltd..................     100          935
#   Yakult Honsha Co., Ltd................................   1,700       89,826
    YAMABIKO Corp.........................................   2,600      101,916
#   Yamada Denki Co., Ltd................................. 151,100      536,290
#   Yamagata Bank, Ltd. (The).............................  64,000      310,200
    Yamaguchi Financial Group, Inc........................  61,000      624,834
    Yamaha Corp...........................................  26,500      403,804
    Yamaha Motor Co., Ltd.................................  16,700      276,651
#   Yamaichi Electronics Co., Ltd.........................   6,700       43,094
    Yamanashi Chuo Bank, Ltd. (The).......................  50,000      224,133
    Yamatane Corp.........................................  52,000       88,900
#   Yamato Holdings Co., Ltd..............................   9,500      197,892
    Yamato Kogyo Co., Ltd.................................  11,100      360,807
    Yamaya Corp...........................................   2,000       35,049
    Yamazaki Baking Co., Ltd..............................  33,000      417,692
    Yamazen Corp..........................................  14,100      111,653
    Yaoko Co., Ltd........................................   1,900      107,171
#   Yaskawa Electric Corp.................................  11,700      152,483
    Yasuda Logistics Corp.................................   8,900       90,828
    Yellow Hat, Ltd.......................................   6,700      146,948
    Yokogawa Bridge Holdings Corp.........................  13,000      195,083
    Yokogawa Electric Corp................................  13,500      170,034
    Yokohama Reito Co., Ltd...............................  21,400      180,202
    Yokohama Rubber Co., Ltd. (The).......................  45,000      389,630
    Yokowo Co., Ltd.......................................   5,100       26,473
    Yomiuri Land Co., Ltd.................................  25,000      115,457
    Yondenko Corp.........................................   8,000       32,731
    Yondoshi Holdings, Inc................................   8,800      191,496
    Yonex Co., Ltd........................................   3,600       27,279
    Yorozu Corp...........................................   7,900      167,921
    Yuasa Trading Co., Ltd................................  43,000       90,988
    Yuken Kogyo Co., Ltd..................................   7,000       16,430
#   Yumeshin Holdings Co., Ltd............................   3,200       30,330
    Yurtec Corp...........................................  21,000      129,595
    Yusen Logistics Co., Ltd..............................   9,200      106,269
    Yushiro Chemical Industry Co., Ltd....................   3,800       48,036
    Yutaka Giken Co., Ltd.................................     600       13,737
    Zappallas, Inc........................................   5,000       30,258
    Zenrin Co., Ltd.......................................  11,600      135,447
#   Zensho Holdings Co., Ltd..............................  23,700      237,796
    Zeon Corp.............................................  41,000      404,936
    ZERIA Pharmaceutical Co., Ltd.........................   6,000      147,064
#   Zuiko Corp............................................     800       41,432
                                                                   ------------
TOTAL JAPAN...............................................          279,847,145
                                                                   ------------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV................................  37,703    1,150,368
    Accell Group..........................................   6,281      116,125
#   Aegon NV(5927375)..................................... 263,134    2,133,928

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NETHERLANDS -- (Continued)
    Aegon NV(007924103).....................................   7,916 $   64,278
*   AFC Ajax NV.............................................      70        881
    Akzo Nobel NV...........................................  21,497  1,548,291
*   AMG Advanced Metallurgical Group NV.....................  14,081    137,099
    Amsterdam Commodities NV................................   6,034    137,384
*   APERAM..................................................  17,433    586,679
    Arcadis NV..............................................  15,151    473,551
#   ArcelorMittal........................................... 133,251  2,026,748
    ASM International NV....................................  15,597    593,080
#   ASML Holding NV.........................................   8,314    782,815
#*  Ballast Nedam NV........................................     796      4,043
    BE Semiconductor Industries NV..........................  16,216    270,541
    Beter Bed Holding NV....................................   1,203     27,729
    BinckBank NV............................................  25,225    285,665
    Brunel International NV.................................   7,374    193,160
    Corbion NV..............................................  19,068    362,915
    Delta Lloyd NV..........................................  82,640  1,908,881
    Exact Holding NV........................................   2,960    123,102
    Fugro NV................................................  16,155    622,069
*   Galapagos NV............................................   5,716    111,912
#   Gemalto NV..............................................   6,446    629,560
*   Grontmij................................................  22,160    120,107
    Heijmans NV.............................................  11,669    165,597
    Heineken NV.............................................   3,944    277,048
    Hunter Douglas NV.......................................     297     13,363
*   ING Groep NV............................................ 105,154  1,365,696
*   ING Groep NV Sponsored ADR..............................  61,975    803,816
    KAS Bank NV.............................................   6,418     86,600
    Kendrion NV.............................................   4,175    130,067
    Koninklijke Ahold NV....................................  78,576  1,370,075
#   Koninklijke BAM Groep NV................................  99,953    270,969
    Koninklijke Boskalis Westminster NV.....................  14,181    757,389
    Koninklijke DSM NV......................................  19,433  1,342,496
*   Koninklijke KPN NV...................................... 288,460    922,395
    Koninklijke Philips NV(5986622).........................  28,754    886,215
    Koninklijke Philips NV(500472303).......................  45,049  1,387,509
#   Koninklijke Ten Cate NV.................................  12,011    309,496
    Koninklijke Vopak NV....................................   5,973    276,490
    Koninklijke Wessanen NV.................................  24,174    140,793
*   Macintosh Retail Group NV...............................   5,853     58,684
#   Nutreco NV..............................................  14,165    605,116
#*  Ordina NV...............................................  41,768    100,049
*   PostNL NV...............................................  97,636    487,265
    Randstad Holding NV.....................................   8,733    432,902
    Reed Elsevier NV........................................  25,268    568,795
    Reed Elsevier NV Sponsored ADR..........................   1,500     67,470
#*  Royal Imtech NV.........................................  68,365     53,988
*   SBM Offshore NV.........................................  52,547    705,567
    Sligro Food Group NV....................................   7,483    299,340
#*  SNS Reaal NV............................................  28,066         --
    Telegraaf Media Groep NV................................   7,861     68,499
    TKH Group NV............................................  14,834    466,285
#   TNT Express NV.......................................... 136,232  1,097,778

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
*   TomTom NV..............................................  74,157 $   539,079
    USG People NV..........................................  27,256     376,470
    Van Lanschot NV........................................     664      15,179
    Wolters Kluwer NV......................................  39,070   1,082,485
    Ziggo NV...............................................  10,214     460,602
                                                                    -----------
TOTAL NETHERLANDS..........................................          32,402,478
                                                                    -----------
NEW ZEALAND -- (0.4%)
#*  a2 Milk Co., Ltd.......................................  20,758      11,386
    Air New Zealand, Ltd................................... 232,153     389,147
    Auckland International Airport, Ltd.................... 187,160     605,071
*   Bathurst Resources, Ltd................................ 123,841       5,952
    Chorus, Ltd............................................  79,615     118,047
    Chorus, Ltd. ADR.......................................     462       3,363
    Contact Energy, Ltd.................................... 101,802     478,054
#   Ebos Group, Ltd........................................  14,860     127,407
    Fisher & Paykel Healthcare Corp., Ltd.................. 109,497     441,153
    Fletcher Building, Ltd.(6341606).......................  37,414     287,975
    Fletcher Building, Ltd.(6341617).......................   3,803      29,117
    Freightways, Ltd.......................................  23,860      99,404
    Hallenstein Glasson Holdings, Ltd......................     634       1,628
    Heartland New Zealand, Ltd............................. 106,802      85,134
    Infratil, Ltd..........................................  71,133     150,240
    Kathmandu Holdings, Ltd................................  26,036      73,596
    Mainfreight, Ltd.......................................  23,010     289,969
#   Metlifecare, Ltd.......................................  22,806      85,205
    New Zealand Oil & Gas, Ltd.............................  31,977      21,792
    New Zealand Refining Co., Ltd. (The)...................  14,184      20,355
    Nuplex Industries, Ltd.................................  52,978     133,019
    NZX, Ltd...............................................  45,203      50,091
    PGG Wrightson, Ltd.....................................  41,016      13,927
*   Pike River Coal, Ltd...................................  12,312          --
    Port of Tauranga, Ltd..................................  13,291     174,744
    Restaurant Brands New Zealand, Ltd.....................  16,668      46,187
    Ryman Healthcare, Ltd..................................  41,080     281,521
    Skellerup Holdings, Ltd................................  21,549      30,895
    Sky Network Television, Ltd............................  90,172     515,148
    SKYCITY Entertainment Group, Ltd....................... 111,942     356,456
    Summerset Group Holdings, Ltd..........................  11,423      30,216
    Telecom Corp. of New Zealand, Ltd...................... 191,449     461,144
    Tower, Ltd.............................................  35,470      54,971
    Trade Me Group, Ltd....................................  59,511     175,159
#   TrustPower, Ltd........................................   8,621      52,247
    Vector, Ltd............................................  27,832      61,165
    Warehouse Group, Ltd. (The)............................  31,440      84,493
*   Xero, Ltd..............................................   5,512     116,076
                                                                    -----------
TOTAL NEW ZEALAND..........................................           5,961,454
                                                                    -----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA.........................  78,760      69,823
*   Agasti Holding ASA.....................................  21,755       4,787
    Aker ASA Class A.......................................   4,406     168,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
NORWAY -- (Continued)
    Aker Solutions ASA........................................  11,359 $167,637
    American Shipping ASA.....................................   8,270   61,298
*   Archer, Ltd............................................... 144,921  223,771
    Atea ASA..................................................  18,580  218,430
    Austevoll Seafood ASA.....................................  37,069  249,431
    Bakkafrost P/F............................................   7,008  136,654
    Bonheur ASA...............................................   2,527   46,160
    BW Offshore, Ltd.......................................... 193,828  256,355
    Cermaq ASA................................................  16,789  211,877
*   Deep Sea Supply P.L.C.....................................  40,789   63,168
#*  Det Norske Oljeselskap ASA................................   9,315  102,588
    DNB ASA...................................................  40,630  720,028
*   DNO ASA...................................................  82,820  277,401
*   DOF ASA...................................................  11,186   49,164
*   Dolphin Group A.S.........................................  37,025   32,850
    Ekornes ASA...............................................   3,570   44,403
*   Electromagnetic GeoServices...............................  24,789   21,938
    Eltek ASA.................................................  60,839   86,920
    Evry ASA..................................................  20,232   37,966
    Farstad Shipping ASA......................................   4,288   78,027
    Fred Olsen Energy ASA.....................................   2,543   57,714
#*  Frontline, Ltd............................................  10,435   25,397
    Ganger Rolf ASA...........................................   2,279   38,382
    Gjensidige Forsikring ASA.................................   7,127  137,422
    Golar LNG, Ltd............................................   3,400  209,474
    Golden Ocean Group, Ltd................................... 119,371  182,279
*   Grieg Seafood ASA.........................................   7,041   31,330
    Hexagon Composites ASA....................................  16,342   95,361
*   Hoegh LNG Holdings, Ltd...................................   6,093   76,505
*   Hurtigruten ASA...........................................  75,887   52,055
*   Kongsberg Automotive Holding ASA.......................... 217,847  234,993
#   Kongsberg Gruppen A.S.....................................   2,267   51,768
    Kvaerner ASA..............................................  73,288  127,410
    Leroey Seafood Group ASA..................................   5,360  194,278
    Marine Harvest ASA........................................  30,024  408,406
#*  Nordic Semiconductor ASA..................................  16,465   88,579
    Norsk Hydro ASA........................................... 150,073  889,719
#*  Norske Skogindustrier ASA................................. 103,385   86,551
    Northern Offshore, Ltd....................................  31,223   54,852
#*  Norwegian Air Shuttle A.S.................................   5,505  166,330
#*  Norwegian Energy Co. ASA.................................. 405,262    9,665
#*  Odfjell SE Class A........................................   5,645   23,731
    Opera Software ASA........................................  14,495  169,904
    Orkla ASA.................................................  50,392  456,127
*   Panoro Energy ASA......................................... 147,239   80,583
    Petroleum Geo-Services ASA................................  81,234  690,006
    Prosafe SE................................................  44,130  328,645
*   Q-Free ASA................................................   3,734    8,130
*   REC Silicon ASA........................................... 701,536  385,762
*   REC Solar ASA.............................................  13,235  175,556
    Salmar ASA................................................   6,429  125,911
    Schibsted ASA.............................................   1,854   89,503
#   Seadrill, Ltd.............................................   5,409  196,130

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
*   Sevan Drilling A.S..................................    134,138 $    63,709
    Sevan Marine ASA....................................     11,522      44,094
    Siem Offshore, Inc..................................     39,709      50,731
    Solstad Offshore ASA................................      2,300      38,485
#*  Songa Offshore......................................    137,830      56,302
    SpareBank 1 SMN.....................................     24,245     205,471
    SpareBank 1 SR Bank ASA.............................     45,336     415,648
    Statoil ASA.........................................     24,936     712,536
#   Statoil ASA Sponsored ADR...........................     12,080     343,555
    Stolt-Nielsen, Ltd..................................      8,145     185,038
*   Storebrand ASA......................................    118,197     656,715
    Subsea 7 SA.........................................     38,053     635,235
    Telenor ASA.........................................      8,010     184,334
    TGS Nopec Geophysical Co. ASA.......................      3,963     112,397
    Tomra Systems ASA...................................     30,079     249,626
    TTS Group ASA.......................................      6,609       6,153
    Veidekke ASA........................................     16,154     176,689
    Wilh Wilhelmsen ASA.................................      9,956      82,180
    Wilh Wilhelmsen Holding ASA Class A.................      4,583     140,016
    Yara International ASA..............................      4,898     223,801
                                                                    -----------
TOTAL NORWAY............................................             13,860,381
                                                                    -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA.......................................     51,633     144,575
*   Banco BPI SA........................................    148,057     298,166
#*  Banco Comercial Portugues SA........................ 12,555,676   1,793,190
#*  Banco Espirito Santo SA.............................    712,067     191,131
    EDP Renovaveis SA...................................     77,207     544,400
    Galp Energia SGPS SA................................     11,488     203,903
    Jeronimo Martins SGPS SA............................      8,079     105,602
    Mota-Engil SGPS SA..................................     22,573     140,790
    NOS SGPS............................................     42,227     251,682
    Portucel SA.........................................     69,421     318,465
#   Portugal Telecom SGPS SA............................    122,225     263,843
    REN - Redes Energeticas Nacionais SGPS SA...........     32,255     113,568
    Semapa-Sociedade de Investimento e Gestao...........     28,295     415,537
    Sonae...............................................    445,599     669,625
*   Sonae Capital SGPS SA...............................     41,822      19,196
*   Sonae Industria SGPS SA.............................     12,295       5,953
    Teixeira Duarte SA..................................     10,457      11,193
                                                                    -----------
TOTAL PORTUGAL..........................................              5,490,819
                                                                    -----------
RUSSIA -- (0.0%)
*   Exillon Energy P.L.C................................     17,069      43,367
                                                                    -----------
SINGAPORE -- (1.3%)
*   Abterra, Ltd........................................     40,000      23,029
    Amara Holdings, Ltd.................................     90,000      42,761
    Amtek Engineering, Ltd..............................     16,000       7,941
    ASL Marine Holdings, Ltd............................     74,200      40,167
#*  Ausgroup, Ltd.......................................    171,061      56,248
    Banyan Tree Holdings, Ltd...........................     84,000      44,316
#   Biosensors International Group, Ltd.................    581,000     394,414

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Bonvests Holdings, Ltd................................    30,000 $   34,998
    Boustead Singapore, Ltd...............................    75,000    110,439
    Breadtalk Group, Ltd..................................    64,000     70,402
    Bukit Sembawang Estates, Ltd..........................    29,000    146,103
    Bund Center Investment, Ltd...........................    88,000     14,404
    CapitaLand, Ltd.......................................   389,101  1,072,244
#   Centurion Corp., Ltd..................................   104,000     58,158
    CH Offshore, Ltd......................................    65,000     24,436
    China Aviation Oil Singapore Corp., Ltd...............    64,800     42,818
    Chip Eng Seng Corp., Ltd..............................   245,000    162,789
    City Developments, Ltd................................    30,000    253,375
    Cityspring Infrastructure Trust.......................    84,000     33,598
    ComfortDelGro Corp., Ltd..............................    91,000    188,073
#   Cosco Corp. Singapore, Ltd............................   488,000    278,607
    CSE Global, Ltd.......................................   336,000    195,202
    CWT, Ltd..............................................    56,000     75,726
    DBS Group Holdings, Ltd...............................    76,229  1,110,605
#   Del Monte Pacific, Ltd................................   120,000     50,858
*   Delong Holdings, Ltd..................................    33,000      6,758
    Dyna-Mac Holdings, Ltd................................   146,000     44,988
#   Elec & Eltek International Co., Ltd...................    14,000     21,536
    Envictus International Holdings, Ltd..................    68,000     23,693
    Eu Yan Sang International, Ltd........................    20,000     13,138
    Ezion Holdings, Ltd...................................    62,400    106,864
    Ezra Holdings, Ltd....................................   394,000    369,280
    Falcon Energy Group, Ltd..............................   203,000     68,867
    Far East Orchard, Ltd.................................    55,984     85,230
    First Resources, Ltd..................................    51,000     92,017
    FJ Benjamin Holdings, Ltd.............................    75,000     11,625
*   Forterra Trust........................................     8,000     10,927
    Fragrance Group, Ltd..................................   222,000     42,629
*   Gallant Venture, Ltd..................................    51,000     12,408
#   Genting Hong Kong, Ltd................................   400,000    161,648
#   Genting Singapore P.L.C...............................    86,000     91,701
#*  Geo Energy Resources, Ltd.............................   196,000     43,067
#   Global Premium Hotels, Ltd............................     9,279      2,743
    GMG Global, Ltd....................................... 1,285,000     85,426
    Golden Agri-Resources, Ltd............................ 1,156,000    493,486
    Goodpack, Ltd.........................................    66,000    129,843
    Great Eastern Holdings, Ltd...........................     3,000     55,059
    GuocoLand, Ltd........................................    65,333    110,921
    GuocoLeisure, Ltd.....................................   109,000     94,871
*   Healthway Medical Corp., Ltd..........................   184,125      8,701
    HG Metal Manufacturing, Ltd...........................   123,000      7,780
    Hi-P International, Ltd...............................    76,000     39,302
    Hiap Hoe, Ltd.........................................    39,000     28,117
    Ho Bee Land, Ltd......................................    59,000    106,058
    Hong Fok Corp., Ltd...................................   144,800    123,165
    Hong Leong Asia, Ltd..................................    49,000     62,300
    Hotel Grand Central, Ltd..............................     6,335      6,997
    Hour Glass, Ltd. (The)................................    36,000     53,523
*   HTL International Holdings, Ltd.......................    41,000      9,358
    Hutchison Port Holdings Trust.........................   570,000    424,075

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
SINGAPORE -- (Continued)
    Hwa Hong Corp., Ltd.....................................    21,000 $  5,383
    Hyflux, Ltd.............................................   149,500  141,902
    Indofood Agri Resources, Ltd............................   226,000  174,910
    InnoTek, Ltd............................................    37,000   10,789
#*  Interra Resources, Ltd..................................   125,000   36,505
    IPC Corp., Ltd..........................................   238,000   29,135
    ISDN Holdings, Ltd......................................    38,000   12,277
    Jardine Cycle & Carriage, Ltd...........................     4,000  148,639
*   Jiutian Chemical Group, Ltd.............................   980,000   52,593
    k1 Ventures, Ltd........................................   393,000   64,529
    Keppel Corp., Ltd.......................................    25,000  219,125
    Keppel Land, Ltd........................................   221,390  643,892
    Koh Brothers Group, Ltd.................................   175,000   44,105
#   KSH Holdings, Ltd.......................................    26,000   11,223
    LCD Global Investments, Ltd.............................   128,000   30,117
*   Li Heng Chemical Fibre Technologies, Ltd................   115,000    8,297
    Lian Beng Group, Ltd....................................   173,000   99,486
*   Linc Energy, Ltd........................................    69,583   69,431
#*  LionGold Corp., Ltd.....................................   258,000   16,276
    Low Keng Huat Singapore, Ltd............................    78,000   42,433
    M1, Ltd.................................................    23,000   68,915
    Marco Polo Marine, Ltd..................................    39,000   10,897
#   Mermaid Maritime PCL....................................   262,000   91,907
    Midas Holdings, Ltd.....................................   587,000  204,140
    Nam Cheong, Ltd.........................................   600,000  220,438
#*  Neptune Orient Lines, Ltd...............................   320,250  243,322
    Noble Group, Ltd........................................   214,000  242,255
*   Oceanus Group, Ltd...................................... 1,037,000   17,412
    OSIM International, Ltd.................................    44,000  100,931
    OUE Hospitality Trust...................................    21,167   15,359
#   OUE, Ltd................................................   127,000  248,711
    Oversea-Chinese Banking Corp., Ltd......................    66,262  528,831
    Oxley Holdings, Ltd.....................................   118,000   62,517
    Pan-United Corp., Ltd...................................    47,000   39,973
    Penguin International, Ltd..............................    78,000   14,349
    Petra Foods, Ltd........................................    15,000   47,322
    Popular Holdings, Ltd...................................   116,000   24,119
    QAF, Ltd................................................    79,636   55,331
*   Raffles Education Corp., Ltd............................   283,420   87,018
    Raffles Medical Group, Ltd..............................    44,209  138,306
    Rotary Engineering, Ltd.................................    80,000   47,537
*   S I2I, Ltd..............................................   356,000    1,998
    SATS, Ltd...............................................    85,380  205,314
    See Hup Seng, Ltd.......................................   195,000   45,679
    SembCorp Industries, Ltd................................    64,000  280,261
#   SembCorp Marine, Ltd....................................    38,000  125,765
    Sheng Siong Group, Ltd..................................    82,000   46,576
    SIA Engineering Co., Ltd................................    11,000   40,872
    Sim Lian Group, Ltd.....................................    51,000   35,198
    Sinarmas Land, Ltd......................................   547,000  289,787
    Singapore Airlines, Ltd.................................    98,000  809,226
    Singapore Exchange, Ltd.................................    36,000  203,090
    Singapore Post, Ltd.....................................   144,000  202,537

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
#   Singapore Press Holdings, Ltd..........................  58,000 $   192,714
    Singapore Technologies Engineering, Ltd................  46,000     139,700
    Singapore Telecommunications, Ltd...................... 136,000     442,340
#*  Sino Grandness Food Industry Group, Ltd................ 139,000      75,516
    SMRT Corp., Ltd........................................ 106,000     134,089
    Stamford Land Corp., Ltd............................... 162,000      83,770
    StarHub, Ltd...........................................  20,000      68,135
    Sunningdale Tech, Ltd.................................. 519,000      85,180
*   SunVic Chemical Holdings, Ltd..........................  90,000      36,635
#   Super Group, Ltd....................................... 126,000     148,298
    Swiber Holdings, Ltd................................... 217,000      90,860
    Swissco Holdings, Ltd..................................  98,500      72,190
    Tat Hong Holdings, Ltd................................. 172,000     120,922
    Tiong Woon Corp. Holding, Ltd.......................... 136,000      36,910
    Triyards holdings, Ltd.................................  21,900      13,025
    Tuan Sing Holdings, Ltd................................   2,531         809
    UMS Holdings, Ltd...................................... 121,250      60,710
    United Engineers, Ltd..................................  98,000     188,034
#   United Envirotech, Ltd................................. 116,000     126,973
    United Industrial Corp., Ltd...........................  98,975     269,605
    United Overseas Bank, Ltd..............................  28,763     555,087
    UOB-Kay Hian Holdings, Ltd.............................  88,035     114,497
    UOL Group, Ltd......................................... 127,987     678,075
#   UPP Holdings, Ltd...................................... 134,000      30,455
*   Vard Holdings, Ltd..................................... 175,000     151,569
    Venture Corp., Ltd.....................................  98,000     636,241
    Vibrant Group, Ltd..................................... 414,363      40,117
    Wee Hur Holdings, Ltd.................................. 112,000      36,301
    Wheelock Properties Singapore, Ltd.....................  10,000      15,164
    Wilmar International, Ltd..............................  93,000     242,810
    Wing Tai Holdings, Ltd................................. 136,768     215,824
    Yeo Hiap Seng, Ltd.....................................  10,160      17,307
#   Yongnam Holdings, Ltd.................................. 528,000      99,161
                                                                    -----------
TOTAL SINGAPORE............................................          19,455,775
                                                                    -----------
SPAIN -- (2.5%)
    Abengoa SA.............................................   9,660      55,675
#   Abengoa SA Class B..................................... 107,800     573,113
    Abertis Infraestructuras SA............................  19,638     430,407
    Acciona SA.............................................  11,883     974,464
    Acerinox SA............................................  23,261     387,100
    ACS Actividades de Construccion y Servicios SA.........   6,875     300,636
    Adveo Group International SA...........................   3,288      79,303
*   Almirall SA............................................  12,501     191,084
#   Amadeus IT Holding SA Class A..........................  16,494     649,050
    Atresmedia Corp de Medios de Comunicacion SA...........   8,868     129,948
    Banco Bilbao Vizcaya Argentaria SA..................... 113,624   1,396,750
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR.......  35,639     438,003
    Banco de Sabadell SA................................... 644,694   2,092,790
    Banco Popular Espanol SA............................... 336,012   2,050,534
    Banco Santander SA..................................... 504,596   5,069,822
#   Banco Santander SA Sponsored ADR.......................  57,372     572,003
*   Bankia SA.............................................. 269,054     527,094

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
    Bankinter SA............................................ 137,553 $1,187,719
*   Baron de Ley............................................     967     96,417
    Bolsas y Mercados Espanoles SA..........................  19,614    891,123
    CaixaBank SA............................................ 124,194    746,804
*   Caja de Ahorros del Mediterraneo........................   8,736         --
#*  Cementos Portland Valderrivas SA........................   4,951     34,254
    Cie Automotive SA.......................................  11,979    168,667
    Construcciones y Auxiliar de Ferrocarriles SA...........     698    289,882
*   Deoleo SA............................................... 275,264    149,188
    Distribuidora Internacional de Alimentacion SA..........  30,618    253,784
    Duro Felguera SA........................................  21,132    132,362
    Ebro Foods SA...........................................  17,048    348,399
    Elecnor SA..............................................   6,222     88,863
    Enagas SA...............................................  22,279    741,213
    Ence Energia y Celulosa SA..............................  63,531    135,268
*   Ercros SA...............................................  29,067     19,089
    Faes Farma SA...........................................  52,448    145,654
#   Ferrovial SA............................................  15,762    330,248
    Fluidra SA..............................................   6,648     28,767
*   Fomento de Construcciones y Contratas SA................  11,817    255,928
*   Gamesa Corp. Tecnologica SA.............................  76,785    961,519
#   Gas Natural SDG SA......................................  18,758    576,297
    Grifols SA..............................................   5,618    253,584
    Grupo Catalana Occidente SA.............................   9,114    319,455
#*  Grupo Ezentis SA........................................  28,858     27,574
#   Iberdrola SA............................................ 355,723  2,646,470
    Iberpapel Gestion SA....................................     130      2,269
    Indra Sistemas SA.......................................  28,349    438,444
*   Inmobiliaria Colonial SA................................  17,696     13,507
*   Jazztel P.L.C...........................................  53,543    719,438
    Mapfre SA...............................................  52,309    201,200
*   Mediaset Espana Comunicacion SA.........................  41,418    483,084
    Melia Hotels International SA...........................  13,052    151,400
    Miquel y Costas & Miquel SA.............................   1,681     66,289
*   Natra SA................................................  11,883     28,074
*   NH Hotel Group SA.......................................  37,401    202,227
    Obrascon Huarte Lain SA.................................  10,117    381,876
    Papeles y Cartones de Europa SA.........................  19,047    108,993
*   Pescanova SA............................................   4,776         --
*   Promotora de Informaciones SA Class A................... 230,144    104,980
    Prosegur Cia de Seguridad SA............................  44,899    302,904
*   Realia Business SA......................................  14,616     22,963
    Red Electrica Corp. SA..................................   7,182    617,144
    Repsol SA...............................................  66,432  1,656,651
    Repsol SA Sponsored ADR.................................   8,778    218,133
*   Sacyr SA................................................  49,406    278,509
*   Solaria Energia y Medio Ambiente SA.....................   8,257      9,667
    Tecnicas Reunidas SA....................................   7,005    393,766
*   Telecomunicaciones y Energia............................  12,308     24,460
    Telefonica SA...........................................  70,183  1,144,159
    Telefonica SA Sponsored ADR.............................   7,184    116,668
    Tubacex SA..............................................  36,344    189,478
    Tubos Reunidos SA.......................................  29,237    103,345

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
SPAIN -- (Continued)
    Vidrala SA..............................................  4,838 $   234,498
    Viscofan SA.............................................  9,066     507,996
*   Vocento SA..............................................    341         795
    Zardoya Otis SA.........................................  9,805     149,969
*   Zeltia SA............................................... 40,950     156,839
                                                                    -----------
TOTAL SPAIN.................................................         35,776,029
                                                                    -----------
SWEDEN -- (2.8%)
    AAK AB..................................................  5,537     315,430
    Acando AB............................................... 18,648      32,270
    AddTech AB Class B......................................  8,782     139,391
    AF AB Class B........................................... 27,148     454,021
    Alfa Laval AB...........................................  9,466     214,957
*   Arise AB................................................  1,403       4,483
    Assa Abloy AB Class B................................... 15,042     739,094
#   Avanza Bank Holding AB..................................  3,245     114,792
    Axfood AB...............................................  4,123     210,212
#   Axis Communications AB..................................  8,302     260,651
    B&B Tools AB Class B....................................  9,920     230,729
    Beijer Alma AB..........................................  4,922     138,803
    Beijer Electronics AB...................................    728       6,403
    Beijer Ref AB Class B...................................  5,568     117,846
#   Betsson AB..............................................  9,315     323,146
    Bilia AB Class A........................................  8,205     222,499
    BillerudKorsnas AB...................................... 70,705   1,044,517
    BioGaia AB Class B......................................    778      20,615
#   Biotage AB.............................................. 10,917      17,368
    Bjoern Borg AB..........................................  5,637      18,390
    Boliden AB.............................................. 86,541   1,401,976
    Bure Equity AB.......................................... 26,556     114,467
    Byggmax Group AB........................................ 18,264     148,663
    Castellum AB............................................ 19,653     329,765
    Cavotec SA..............................................  1,266       6,654
*   CDON Group AB........................................... 13,212      48,407
#   Clas Ohlson AB Class B..................................  6,555     124,678
*   Cloetta AB Class B...................................... 18,396      54,997
    Concentric AB...........................................  9,780     129,037
*   Concordia Maritime AB Class B........................... 10,317      21,282
*   CyberCom Group AB....................................... 40,014      16,037
    Dios Fastigheter AB.....................................  4,962      40,723
    Doro AB.................................................  6,042      26,150
    Duni AB................................................. 14,386     197,587
    Electrolux AB Series B.................................. 25,236     625,904
#   Elekta AB Class B....................................... 13,870     169,953
*   Eniro AB................................................ 53,618     171,742
    Fabege AB............................................... 16,488     225,555
*   Fastighets AB Balder....................................  5,442      69,081
    FinnvedenBulten AB......................................  3,380      32,439
    Getinge AB Class B...................................... 14,356     351,151
    Gunnebo AB.............................................. 22,223     131,391
    Haldex AB............................................... 25,076     329,705
    Hexagon AB Class B...................................... 15,394     477,384
    Hexpol AB...............................................  5,106     428,939

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
    HIQ International AB....................................  12,845 $   69,066
    Holmen AB Class B.......................................  21,505    724,238
    Hufvudstaden AB Class A.................................   2,399     32,881
    Husqvarna AB Class A....................................  16,925    133,193
    Husqvarna AB Class B.................................... 103,112    813,289
#   ICA Gruppen AB..........................................  19,112    594,315
    Industrial & Financial Systems Class B..................   6,123    200,395
    Indutrade AB............................................   3,575    159,158
    Intrum Justitia AB......................................  17,836    545,786
    JM AB...................................................  18,204    575,985
*   Kambi Group P.L.C. Class B..............................   7,747     45,933
*   KappAhl AB..............................................  25,937    144,453
*   Karolinska Development AB Class B.......................   1,834      6,004
    Klovern AB..............................................   4,341     21,597
    KNOW IT AB..............................................   5,593     49,371
    Kungsleden AB...........................................  21,169    148,547
    Lagercrantz AB Class B..................................   3,413     73,884
*   Lindab International AB.................................  29,018    273,383
    Loomis AB Class B.......................................  17,254    512,719
*   Lundin Petroleum AB.....................................   7,830    140,342
    Meda AB Class A......................................... 108,053  1,742,159
#*  Medivir AB Class B......................................   8,374    146,001
    Mekonomen AB............................................   7,067    162,380
    Millicom International Cellular SA......................   2,531    215,341
    Modern Times Group AB Class B...........................  11,714    456,328
    MQ Holding AB...........................................  10,367     44,237
#   Mycronic AB.............................................  35,480     88,721
    NCC AB Class A..........................................     516     16,173
    NCC AB Class B..........................................  23,066    720,745
    Net Entertainment NE AB.................................   6,716    167,155
    Nibe Industrier AB Class B..............................  13,665    365,832
    Nobia AB................................................  39,782    303,796
    Nolato AB Class B.......................................  10,629    259,860
    Nordea Bank AB.......................................... 142,263  1,907,857
    Nordnet AB Class B......................................  31,007    124,093
    OEM International AB Class B............................   1,100     13,988
    Oriflame Cosmetics SA...................................   3,042     65,864
#*  PA Resources AB.........................................   1,706      1,580
#   Peab AB.................................................  80,068    564,399
#*  Pricer AB Class B.......................................  45,176     33,633
    Proact IT Group AB......................................   1,449     19,632
#   Proffice AB Class B.....................................  15,374     56,604
#   Ratos AB Class B........................................  97,552    795,899
    ReadSoft AB Class B.....................................   7,704     57,326
*   Rezidor Hotel Group AB..................................  21,677    121,068
    Saab AB Class B.........................................  26,267    717,946
#   Sandvik AB..............................................  61,381    772,114
#*  SAS AB..................................................  66,288    121,381
#   Securitas AB Class B....................................  38,922    452,536
    Semcon AB...............................................   5,805     50,895
    Skandinaviska Enskilda Banken AB Class A................ 117,140  1,568,149
    Skanska AB Class B......................................  31,536    655,272
    SKF AB Class B..........................................  19,381    456,852

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    SkiStar AB.............................................  10,926 $   125,663
#*  SSAB AB Class A........................................  68,211     658,482
#*  SSAB AB Class B........................................   9,157      80,275
    Svenska Cellulosa AB Class A...........................   5,303     131,618
    Svenska Cellulosa AB Class B...........................  51,350   1,264,547
    Svenska Handelsbanken AB Class A.......................  23,469   1,130,276
    Svenska Handelsbanken AB Class B.......................     918      42,179
    Sweco AB Class B.......................................   6,755     110,199
    Swedbank AB Class A....................................  42,611   1,091,592
    Swedish Match AB.......................................   7,575     247,957
*   Swedish Orphan Biovitrum AB............................  34,824     418,676
    Systemair AB...........................................     819      12,914
    Tele2 AB Class B....................................... 142,460   1,737,935
    Telefonaktiebolaget LM Ericsson Class A................   4,300      50,561
    Telefonaktiebolaget LM Ericsson Class B................  80,470   1,002,003
    TeliaSonera AB......................................... 116,098     869,542
#   TradeDoubler AB........................................   9,598      12,626
*   Transcom WorldWide SA.................................. 106,474      18,583
#   Transmode AB...........................................   1,524      15,824
    Trelleborg AB Class B..................................  60,127   1,151,531
    Unibet Group P.L.C.....................................   7,747     376,971
    Vitrolife AB...........................................   1,755      28,434
    Volvo AB Class A.......................................  13,728     171,414
    Volvo AB Class B.......................................  52,952     646,476
    Wallenstam AB Class B..................................  10,848     179,680
    Wihlborgs Fastigheter AB...............................   8,920     165,981
                                                                    -----------
TOTAL SWEDEN...............................................          40,551,578
                                                                    -----------
SWITZERLAND -- (5.6%)
    ABB, Ltd...............................................  57,986   1,333,554
#   ABB, Ltd. Sponsored ADR................................  16,820     386,860
    Actelion, Ltd..........................................   5,976     717,753
    Adecco SA..............................................  16,978   1,269,929
    AFG Arbonia-Forster Holding AG.........................   6,902     186,402
    Allreal Holding AG.....................................   5,118     700,808
    Alpiq Holding AG.......................................     657      68,952
    ALSO Holding AG........................................     321      19,956
    ams AG.................................................  20,295     723,693
    APG SGA SA.............................................     439     140,200
    Aryzta AG..............................................  25,690   2,323,673
    Ascom Holding AG.......................................  20,512     300,187
    Autoneum Holding AG....................................   1,716     293,617
#   Bachem Holding AG Class B..............................     888      48,630
    Baloise Holding AG.....................................  12,300   1,480,984
#   Bank Coop AG...........................................   1,479      72,147
    Banque Cantonale de Geneve.............................     163      37,873
    Banque Cantonale Vaudoise..............................   1,054     561,304
    Barry Callebaut AG.....................................     295     362,739
    Basler Kantonalbank....................................     599      44,767
    Belimo Holding AG......................................     103     272,548
    Bell AG................................................      32      82,568
    Berner Kantonalbank AG.................................   1,342     278,485
    Bobst Group SA.........................................   3,845     179,466

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Bossard Holding AG Class A..............................   1,974 $  229,706
    Bucher Industries AG....................................   3,203    962,924
    Burckhardt Compression Holding AG.......................     494    257,631
    Burkhalter Holding AG...................................   1,062     94,036
    Cham Paper Holding AG...................................      17      4,786
*   Charles Voegele Holding AG..............................   4,299     73,808
    Cie Financiere Richemont SA.............................   9,818    931,652
    Cie Financiere Tradition SA.............................     319     15,166
    Clariant AG............................................. 127,828  2,379,759
    Coltene Holding AG......................................   1,771    106,712
    Conzzeta AG.............................................      48    192,229
    Credit Suisse Group AG..................................  94,484  2,563,139
    Credit Suisse Group AG Sponsored ADR....................  15,501    420,077
#   Daetwyler Holding AG....................................   1,641    229,787
#   DKSH Holding AG.........................................   4,998    360,653
#*  Dufry AG................................................   7,512  1,286,443
    Edmond de Rothschild Suisse SA..........................       1     16,008
    EFG International AG....................................  21,411    255,399
    Emmi AG.................................................   1,183    407,622
    EMS-Chemie Holding AG...................................     439    189,162
#   Energiedienst Holding AG................................   1,258     42,923
#*  Evolva Holding SA.......................................   4,494      6,388
    Feintool International Holding AG.......................     186     18,393
    Flughafen Zuerich AG....................................   2,068  1,287,106
    Forbo Holding AG........................................     550    537,077
#   Galenica AG.............................................     975    877,902
    GAM Holding AG..........................................  82,449  1,492,479
    Gategroup Holding AG....................................  12,392    313,570
    Geberit AG..............................................   2,072    694,277
    Georg Fischer AG........................................   2,205  1,457,124
    Givaudan SA.............................................     332    543,016
    Gurit Holding AG........................................     216    101,461
#   Helvetia Holding AG.....................................   2,206  1,074,912
    Holcim, Ltd.............................................  28,208  2,257,104
    Huber & Suhner AG.......................................   4,937    244,267
    Implenia AG.............................................   5,105    300,495
    Inficon Holding AG......................................     488    156,692
    Interroll Holding AG....................................     279    174,330
    Intershop Holdings AG...................................     257     99,692
    Julius Baer Group, Ltd..................................  56,140  2,381,577
    Jungfraubahn Holding AG.................................      27      2,239
    Kaba Holding AG Class B.................................   1,390    672,532
    Kardex AG...............................................   3,341    153,244
    Komax Holding AG........................................   1,136    174,840
    Kudelski SA.............................................  22,484    381,626
    Kuehne + Nagel International AG.........................   2,059    274,584
    Kuoni Reisen Holding AG.................................   1,593    538,877
    LEM Holding SA..........................................     136    114,122
    Liechtensteinische Landesbank AG........................   4,097    178,180
*   LifeWatch AG............................................   2,259     22,339
    Lindt & Spruengli AG....................................       3    186,976
    Logitech International SA(B18ZRK2)......................  46,055    675,482
    Logitech International SA(H50430232)....................     400      5,840

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Lonza Group AG..........................................  19,866 $2,203,012
    Luzerner Kantonalbank AG................................   1,263    490,542
    MCH Group AG............................................     200     14,246
    Metall Zug AG...........................................      42    119,034
#*  Meyer Burger Technology AG..............................  32,461    381,705
    Micronas Semiconductor Holding AG.......................  16,364    133,769
    Mikron Holding AG.......................................   4,766     44,059
*   Mobilezone Holding AG...................................   7,511     83,862
    Mobimo Holding AG.......................................   2,589    525,718
    Nestle SA...............................................  65,454  4,846,214
    Nobel Biocare Holding AG................................  17,539    307,823
    Novartis AG.............................................  53,863  4,686,005
    Novartis AG ADR.........................................  22,831  1,984,927
    OC Oerlikon Corp. AG....................................  70,031    945,089
*   Orascom Development Holding AG..........................   6,426    135,188
#*  Orell Fuessli Holding AG................................     184     20,042
    Orior AG................................................   1,130     70,775
#   Panalpina Welttransport Holding AG......................   1,819    247,655
    Partners Group Holding AG...............................   1,132    283,764
    Phoenix Mecano AG.......................................     200    118,576
    PSP Swiss Property AG...................................   1,506    133,141
    PubliGroupe AG..........................................     164     38,325
    Rieter Holding AG.......................................   1,205    279,221
    Romande Energie Holding SA..............................      52     62,526
    Schaffner Holding AG....................................     327    107,865
    Schindler Holding AG....................................     551     81,615
*   Schmolz + Bickenbach AG................................. 310,797    469,678
    Schweiter Technologies AG...............................     308    215,754
    Schweizerische National-Versicherungs-Gesellschaft AG...   3,793    337,494
    SGS SA..................................................     201    437,867
    Siegfried Holding AG....................................   1,567    273,711
    Sika AG.................................................     203    789,673
    Sonova Holding AG.......................................   1,172    181,841
    St Galler Kantonalbank AG...............................     830    315,886
    Straumann Holding AG....................................     679    160,219
    Sulzer AG...............................................   6,928    916,111
    Swatch Group AG (The)(7184725)..........................   1,313    700,200
    Swatch Group AG (The)(7184736)..........................   1,759    176,140
    Swiss Life Holding AG...................................   8,390  1,940,173
    Swiss Re AG.............................................  49,846  4,237,284
    Swisscom AG.............................................   1,039    576,853
*   Swisslog Holding AG.....................................  74,559     92,575
    Swissquote Group Holding SA.............................   3,840    126,747
    Syngenta AG.............................................     577    204,405
    Syngenta AG ADR.........................................   2,693    191,041
    Tamedia AG..............................................     359     48,802
    Tecan Group AG..........................................   2,893    327,834
    Temenos Group AG........................................  16,040    573,386
*   Tornos Holding AG.......................................   2,333     15,415
    U-Blox AG...............................................   2,408    311,646
    UBS AG(B18YFJ4).........................................  68,935  1,184,409
    UBS AG(H89231338).......................................  92,566  1,589,358
    Valiant Holding AG......................................   5,581    530,276

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Valora Holding AG......................................   1,673 $   404,397
    Vaudoise Assurances Holding SA Class B.................     416     187,144
    Vetropack Holding AG...................................      68     118,513
#   Vontobel Holding AG....................................  10,159     363,797
    VP Bank AG.............................................   1,628     140,757
    Walliser Kantonalbank..................................      41      31,863
*   Walter Meier AG........................................     525      27,354
#   Ypsomed Holding AG.....................................     784      69,472
#   Zehnder Group AG.......................................   3,936     155,893
    Zug Estates Holding AG.................................      50      64,420
    Zuger Kantonalbank AG..................................      22     109,959
    Zurich Insurance Group AG..............................  15,572   4,523,817
                                                                    -----------
TOTAL SWITZERLAND..........................................          81,772,322
                                                                    -----------
UNITED KINGDOM -- (16.8%)
    4imprint Group P.L.C...................................     979      11,718
    888 Holdings P.L.C.....................................  44,583      89,062
    A.G. BARR P.L.C........................................  15,169     169,476
    Aberdeen Asset Management P.L.C........................ 110,063     764,102
    Acal P.L.C.............................................   3,887      14,171
    Admiral Group P.L.C....................................  14,066     345,133
*   Afren P.L.C............................................ 449,270     832,829
    African Barrick Gold P.L.C.............................  60,862     268,637
*   Aga Rangemaster Group P.L.C............................  43,446     115,791
    Aggreko P.L.C..........................................  29,062     841,609
    Alent P.L.C............................................  97,137     548,103
    AMEC P.L.C.............................................  62,426   1,195,006
    Amlin P.L.C............................................ 163,072   1,252,897
    Anglo American P.L.C................................... 214,596   5,763,181
    Anglo Pacific Group P.L.C..............................  33,437     106,173
    Anglo-Eastern Plantations P.L.C........................      19         216
    Anite P.L.C............................................  44,555      67,450
    Antofagasta P.L.C......................................  36,033     490,321
    ARM Holdings P.L.C.....................................  29,062     413,740
    ARM Holdings P.L.C. Sponsored ADR......................   2,285      97,707
    Ashmore Group P.L.C....................................  72,268     429,642
    Ashtead Group P.L.C....................................  99,963   1,499,509
    Associated British Foods P.L.C.........................  18,738     877,160
    AstraZeneca P.L.C......................................     956      69,804
    AstraZeneca P.L.C. Sponsored ADR.......................  22,950   1,670,531
    Aveva Group P.L.C......................................   6,921     233,528
    Aviva P.L.C............................................ 255,520   2,162,411
    Aviva P.L.C. Sponsored ADR.............................  10,982     186,035
    Babcock International Group P.L.C......................  34,949     645,891
    BAE Systems P.L.C...................................... 197,334   1,422,176
    Balfour Beatty P.L.C................................... 238,890     958,731
    Bank of Georgia Holdings P.L.C.........................  10,094     413,751
    Barclays P.L.C......................................... 260,766     988,483
    Barclays P.L.C. Sponsored ADR.......................... 116,241   1,764,538
    Barratt Developments P.L.C............................. 440,009   2,581,307
    BBA Aviation P.L.C..................................... 121,785     653,309
    Beazley P.L.C.......................................... 230,795     947,876
    Bellway P.L.C..........................................  41,816   1,061,413

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Berendsen P.L.C.........................................  51,973 $  916,649
    Berkeley Group Holdings P.L.C...........................  41,974  1,727,948
    Betfair Group P.L.C.....................................  12,398    218,152
    BG Group P.L.C.......................................... 113,047  2,229,201
    BHP Billiton P.L.C......................................   3,376    115,162
#   BHP Billiton P.L.C. ADR.................................  25,902  1,765,480
    Bloomsbury Publishing P.L.C.............................   1,815      5,396
    Bodycote P.L.C..........................................  64,574    754,707
    Booker Group P.L.C...................................... 273,141    574,860
    Boot Henry P.L.C........................................     736      2,299
    Bovis Homes Group P.L.C.................................  53,833    691,701
    BP P.L.C................................................ 308,071  2,508,850
    BP P.L.C. Sponsored ADR................................. 119,804  5,866,802
    Braemar Shipping Services P.L.C.........................   1,625     13,665
    Brammer P.L.C...........................................  11,857     85,683
    Brewin Dolphin Holdings P.L.C...........................  94,726    477,996
    British Polythene Industries P.L.C......................   9,952    107,098
    British Sky Broadcasting Group P.L.C....................  45,188    668,868
    Britvic P.L.C...........................................  61,943    731,979
*   BTG P.L.C...............................................  82,669    844,174
    Bunzl P.L.C.............................................  18,629    499,321
    Burberry Group P.L.C....................................  27,349    650,319
    Bwin.Party Digital Entertainment P.L.C.................. 241,428    348,253
    Cable & Wireless Communications P.L.C................... 799,914    632,873
*   Cairn Energy P.L.C......................................  13,833     41,051
    Cape P.L.C..............................................  49,508    236,789
    Capita P.L.C............................................  29,905    605,528
    Capital & Counties Properties P.L.C.....................   1,729      9,336
    Capital & Regional P.L.C................................  62,848     48,620
    Carclo P.L.C............................................   6,128     11,970
    Carillion P.L.C......................................... 144,464    812,477
    Carnival P.L.C..........................................  12,712    457,920
#   Carnival P.L.C. ADR.....................................   4,499    162,549
    Castings P.L.C..........................................   9,986     86,817
    Catlin Group, Ltd....................................... 199,452  1,692,267
*   Centamin P.L.C.......................................... 470,203    572,063
    Centaur Media P.L.C.....................................   3,412      3,495
    Centrica P.L.C.......................................... 310,216  1,616,368
    Chemring Group P.L.C.................................... 102,517    350,596
    Chesnara P.L.C..........................................  47,334    247,725
    Chime Communications P.L.C..............................  14,821     81,487
    Cineworld Group P.L.C...................................  70,040    380,576
    Clarkson P.L.C..........................................   1,048     38,773
    Close Brothers Group P.L.C..............................  48,136  1,028,691
    Cobham P.L.C............................................ 250,041  1,233,709
    Coca-Cola HBC AG........................................   7,546    176,792
    Coca-Cola HBC AG ADR....................................   7,574    176,701
*   Colt Group SA........................................... 164,041    401,146
    Communisis P.L.C........................................  87,833     91,111
    Compass Group P.L.C.....................................  76,919  1,253,354
    Computacenter P.L.C.....................................  30,884    316,321
    Connect Group P.L.C.....................................  33,764     87,844
    Consort Medical P.L.C...................................   8,267    126,716

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Costain Group P.L.C.....................................   6,437 $   28,477
    Cranswick P.L.C.........................................  17,659    376,301
    Creston P.L.C...........................................   3,606      6,342
    Croda International P.L.C...............................  18,624    658,650
    CSR P.L.C...............................................  55,173    490,727
    CSR P.L.C. ADR..........................................     700     24,892
    Daily Mail & General Trust P.L.C........................  69,119    974,458
    Dairy Crest Group P.L.C.................................  54,588    386,342
    Darty P.L.C.............................................  41,880     56,153
    DCC P.L.C...............................................  19,149  1,092,533
    De La Rue P.L.C.........................................   8,843    108,760
    Debenhams P.L.C......................................... 497,111    552,549
    Dechra Pharmaceuticals P.L.C............................  28,399    331,845
    Development Securities P.L.C............................  37,010    130,558
    Devro P.L.C.............................................  49,097    211,506
    Dignity P.L.C...........................................  14,409    335,643
    Diploma P.L.C...........................................  43,489    469,491
    Direct Line Insurance Group P.L.C.......................  62,205    298,596
*   Dixons Retail P.L.C..................................... 854,474    742,864
    Domino Printing Sciences P.L.C..........................  42,280    438,435
    Domino's Pizza Group P.L.C..............................  14,106    130,021
    Drax Group P.L.C........................................ 125,752  1,479,285
    DS Smith P.L.C.......................................... 259,680  1,145,135
    Dunelm Group P.L.C......................................  12,698    178,191
    E2V Technologies P.L.C..................................  29,334     77,840
    easyJet P.L.C...........................................  41,139    896,633
    Electrocomponents P.L.C................................. 198,851    795,834
    Elementis P.L.C......................................... 180,746    821,132
*   EnQuest P.L.C........................................... 366,371    835,840
*   Enterprise Inns P.L.C................................... 206,247    434,737
    Essentra P.L.C..........................................  53,129    688,373
    Euromoney Institutional Investor P.L.C..................   5,912    108,035
    Evraz P.L.C.............................................  33,809     54,524
    Experian P.L.C..........................................  44,398    759,682
    Fenner P.L.C............................................  78,601    451,846
    Ferrexpo P.L.C..........................................  79,470    179,543
    Fidessa Group P.L.C.....................................   9,697    340,914
*   Findel P.L.C............................................  17,993     77,377
*   Firstgroup P.L.C........................................ 488,380  1,038,328
    Fortune Oil P.L.C....................................... 427,324     73,949
*   French Connection Group P.L.C...........................   9,786      9,561
    Fresnillo P.L.C.........................................     219      3,423
    Friends Life Group, Ltd................................. 461,924  2,583,199
    Fuller Smith & Turner...................................   7,612    118,429
    G4S P.L.C............................................... 203,272    860,158
    Galliford Try P.L.C.....................................  32,473    695,599
*   Gem Diamonds, Ltd.......................................  50,403    165,184
    Genus P.L.C.............................................  10,956    193,445
    GKN P.L.C............................................... 197,612  1,136,993
    Glencore P.L.C.......................................... 235,725  1,424,400
    Go-Ahead Group P.L.C....................................  11,527    427,524
    Grafton Group P.L.C.....................................  72,417    701,812
    Greencore Group P.L.C................................... 182,651    814,240

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Greene King P.L.C.......................................  77,147 $1,072,774
    Greggs P.L.C............................................  52,965    466,744
    Halfords Group P.L.C....................................  90,780    732,550
    Halma P.L.C.............................................  85,755    812,914
    Hargreaves Lansdown P.L.C...............................  15,573    268,485
    Hays P.L.C.............................................. 393,986    807,758
    Headlam Group P.L.C.....................................  17,739    120,452
    Helical Bar P.L.C.......................................  49,359    284,624
    Henderson Group P.L.C................................... 241,450    987,013
    Hikma Pharmaceuticals P.L.C.............................  31,569    956,586
    Hill & Smith Holdings P.L.C.............................  34,743    297,431
    Hilton Food Group P.L.C.................................     435      3,479
    Hiscox, Ltd............................................. 101,931  1,158,804
*   Hochschild Mining P.L.C.................................  47,102    129,362
    Hogg Robinson Group P.L.C...............................   4,980      5,163
    Home Retail Group P.L.C................................. 385,828  1,077,704
    Homeserve P.L.C......................................... 103,987    525,368
    Howden Joinery Group P.L.C.............................. 166,412    950,192
    HSBC Holdings P.L.C.....................................  22,970    246,259
    HSBC Holdings P.L.C. Sponsored ADR...................... 175,852  9,388,738
    Hunting P.L.C...........................................  43,250    633,073
    Huntsworth P.L.C........................................  36,761     31,140
    Hyder Consulting P.L.C..................................     977     10,584
    ICAP P.L.C.............................................. 144,220    843,416
    IG Group Holdings P.L.C.................................  85,631    879,692
*   Imagination Technologies Group P.L.C....................   7,952     23,707
    IMI P.L.C...............................................  16,892    402,892
    Imperial Tobacco Group P.L.C............................  24,337  1,053,644
    Inchcape P.L.C.......................................... 151,175  1,632,910
    Informa P.L.C........................................... 149,892  1,229,904
    Inmarsat P.L.C.......................................... 110,029  1,349,555
    Innovation Group P.L.C.................................. 285,545    149,261
    InterContinental Hotels Group P.L.C.....................  10,739    435,675
    InterContinental Hotels Group P.L.C. ADR................     947     38,252
*   International Consolidated Airlines Group SA............ 189,265  1,052,055
*   International Ferro Metals, Ltd.........................  82,212     10,333
    Interserve P.L.C........................................  53,044    569,004
    Intertek Group P.L.C....................................  10,066    434,600
    Investec P.L.C.......................................... 156,294  1,351,854
*   IP Group P.L.C..........................................  29,743     90,915
    ITE Group P.L.C.........................................  39,030    131,801
    ITV P.L.C............................................... 239,315    840,036
    J D Wetherspoon P.L.C...................................  41,170    515,792
    J Sainsbury P.L.C....................................... 253,433  1,335,811
    James Fisher & Sons P.L.C...............................  15,830    350,728
    Jardine Lloyd Thompson Group P.L.C......................  25,282    437,794
    JD Sports Fashion P.L.C.................................  18,768    120,062
#*  JKX Oil & Gas P.L.C.....................................  65,541     47,428
    John Menzies P.L.C......................................  11,036    124,310
    John Wood Group P.L.C................................... 100,381  1,265,287
    Johnson Matthey P.L.C...................................  24,671  1,229,296
*   Johnston Press P.L.C....................................  72,415      5,339
    Jupiter Fund Management P.L.C...........................  67,233    432,419

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
*   Kazakhmys P.L.C.......................................    60,107 $  328,103
    Kcom Group P.L.C......................................   151,863    256,631
    Keller Group P.L.C....................................    32,015    468,153
    Kentz Corp., Ltd......................................    26,748    418,897
    Kier Group P.L.C......................................    12,741    375,271
    Kingfisher P.L.C......................................   168,805    852,613
    Ladbrokes P.L.C.......................................   256,829    569,775
    Laird P.L.C...........................................   124,397    604,346
*   Lamprell P.L.C........................................   130,782    334,256
    Lancashire Holdings, Ltd..............................    60,286    622,888
    Laura Ashley Holdings P.L.C...........................    22,105      9,250
    Lavendon Group P.L.C..................................    37,311    133,388
    Legal & General Group P.L.C...........................   493,055  1,945,135
*   Lloyds Banking Group P.L.C............................ 2,002,798  2,496,836
#*  Lloyds Banking Group P.L.C. ADR.......................    46,132    231,583
    London Stock Exchange Group P.L.C.....................    24,527    800,044
*   Lonmin P.L.C..........................................   219,185    840,429
    Lookers P.L.C.........................................    87,791    196,433
    Low & Bonar P.L.C.....................................    33,427     49,413
    LSL Property Services P.L.C...........................     3,008     18,856
    Man Group P.L.C....................................... 1,063,704  2,125,986
    Management Consulting Group P.L.C.....................    29,849     11,190
    Marks & Spencer Group P.L.C...........................    81,761    591,827
    Marshalls P.L.C.......................................    56,963    154,230
    Marston's P.L.C.......................................   274,849    665,136
    McBride P.L.C.........................................    40,404     65,060
    Mears Group P.L.C.....................................    27,942    218,901
*   Mecom Group P.L.C.....................................    48,620    123,315
    Meggitt P.L.C.........................................   149,982  1,284,229
    Melrose Industries P.L.C..............................   214,878    951,779
    Michael Page International P.L.C......................    59,999    431,163
    Micro Focus International P.L.C.......................    23,302    333,458
    Millennium & Copthorne Hotels P.L.C...................    57,003    562,687
*   Mitchells & Butlers P.L.C.............................    86,201    542,710
    Mitie Group P.L.C.....................................   195,549  1,004,018
    MJ Gleeson Group P.L.C................................       400      2,534
    Mondi P.L.C...........................................    70,018  1,226,293
    Moneysupermarket.com Group P.L.C......................   109,255    341,887
    Morgan Advanced Materials P.L.C.......................   113,104    596,831
    Morgan Sindall Group P.L.C............................    12,654    170,976
*   Mothercare P.L.C......................................    10,976     44,520
    N Brown Group P.L.C...................................    43,294    314,588
    National Express Group P.L.C..........................   170,973    753,168
    NCC Group P.L.C.......................................    30,290    107,530
    Next P.L.C............................................     7,103    810,679
    Northgate P.L.C.......................................    69,540    577,624
    Novae Group P.L.C.....................................    20,960    194,431
*   Ocado Group P.L.C.....................................    11,444     64,728
    Old Mutual P.L.C......................................   807,532  2,656,595
*   Optos P.L.C...........................................    10,238     32,417
    Oxford Instruments P.L.C..............................    12,042    255,364
    Pace P.L.C............................................   161,356    867,620
    PayPoint P.L.C........................................     8,682    153,412

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Pearson P.L.C...........................................  15,716 $  302,295
    Pearson P.L.C. Sponsored ADR............................  19,843    381,184
    Pendragon P.L.C......................................... 194,595    103,357
    Pennon Group P.L.C......................................  46,733    641,154
    Persimmon P.L.C.........................................  72,019  1,516,828
*   Petra Diamonds, Ltd..................................... 169,369    569,914
    Petrofac, Ltd...........................................  30,926    569,914
*   Petropavlovsk P.L.C..................................... 109,298     62,349
    Phoenix Group Holdings..................................  57,010    672,597
    Phoenix IT Group, Ltd...................................  10,671     16,229
    Photo-Me International P.L.C............................  29,793     72,552
    Playtech P.L.C..........................................  19,271    199,204
    Premier Farnell P.L.C................................... 106,191    322,775
*   Premier Foods P.L.C..................................... 252,475    178,653
    Premier Oil P.L.C....................................... 164,468    891,334
    Prudential P.L.C........................................  63,229  1,453,246
    Prudential P.L.C. ADR...................................     800     36,784
*   Punch Taverns P.L.C..................................... 139,592     21,564
    PZ Cussons P.L.C........................................  31,769    188,958
    QinetiQ Group P.L.C..................................... 183,372    639,050
*   Quintain Estates & Development P.L.C.................... 234,995    349,149
    Randgold Resources, Ltd.................................   3,395    292,333
    Rank Group P.L.C........................................   1,366      3,760
*   Raven Russia, Ltd.......................................  28,791     33,711
    REA Holdings P.L.C......................................   1,822     14,150
    Redde P.L.C.............................................  11,690     10,871
    Redrow P.L.C............................................ 100,282    413,793
    Reed Elsevier P.L.C.....................................  10,159    163,314
#   Reed Elsevier P.L.C. Sponsored ADR......................   4,190    270,213
    Regus P.L.C............................................. 184,170    538,559
    Renishaw P.L.C..........................................   8,493    264,842
*   Renold P.L.C............................................  12,120     12,639
    Rentokil Initial P.L.C.................................. 188,971    376,812
    Restaurant Group P.L.C. (The)...........................  55,385    573,862
    Rexam P.L.C............................................. 168,840  1,423,300
    Ricardo P.L.C...........................................  15,777    170,955
    Rightmove P.L.C.........................................  19,077    730,637
    Rio Tinto P.L.C.........................................   5,471    312,690
#   Rio Tinto P.L.C. Sponsored ADR..........................  39,439  2,259,460
    RM P.L.C................................................   8,611     23,316
    Robert Walters P.L.C....................................  16,237     85,771
    Rolls-Royce Holdings P.L.C..............................  73,150  1,276,932
    Rotork P.L.C............................................  20,821    969,026
*   Royal Bank of Scotland Group P.L.C...................... 146,144    871,085
#   Royal Dutch Shell P.L.C. ADR(780259107).................  80,780  6,958,389
    Royal Dutch Shell P.L.C. ADR(780259206).................  80,746  6,607,445
    Royal Dutch Shell P.L.C. Class A........................     582     23,929
    Royal Dutch Shell P.L.C. Class B........................   6,539    281,581
    RPC Group P.L.C.........................................  71,065    700,182
    RPS Group P.L.C.........................................  94,111    406,033
    RSA Insurance Group P.L.C............................... 287,221  2,220,502
    SABMiller P.L.C.........................................  11,226    611,273
    Sage Group P.L.C. (The)................................. 137,205    852,183

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
*   Salamander Energy P.L.C.................................  82,886 $  157,166
    Savills P.L.C...........................................  45,348    454,393
    Schroders P.L.C.(0239581)...............................   4,732    147,709
    Schroders P.L.C.(0240549)...............................   6,245    250,921
*   SDL P.L.C...............................................  22,182    119,048
    Senior P.L.C............................................ 170,168    752,911
    Sepura P.L.C............................................   6,972     17,240
    Serco Group P.L.C.......................................  31,940    194,915
*   Severfield P.L.C........................................  65,902     67,277
    Severn Trent P.L.C......................................  11,216    365,898
    Shanks Group P.L.C...................................... 217,717    395,525
    Shire P.L.C.............................................  15,631  1,286,562
    Shire P.L.C. ADR........................................   1,800    443,700
    SIG P.L.C............................................... 254,991    718,261
    Smith & Nephew P.L.C....................................  41,932    721,637
    Smith & Nephew P.L.C. Sponsored ADR.....................   1,572    135,302
    Smiths Group P.L.C......................................  44,545    955,862
    Soco International P.L.C................................  79,470    575,320
    Spectris P.L.C..........................................  33,211  1,068,273
    Speedy Hire P.L.C....................................... 230,561    204,979
    Spirax-Sarco Engineering P.L.C..........................  18,290    837,890
    Spirent Communications P.L.C............................ 122,722    212,606
    Spirit Pub Co. P.L.C.................................... 301,511    371,689
*   Sportech P.L.C..........................................   2,757      4,018
*   Sports Direct International P.L.C.......................  27,263    306,336
    SSE P.L.C...............................................  50,003  1,228,022
    St Ives P.L.C...........................................  19,787     70,899
    St James's Place P.L.C..................................  61,803    755,412
    ST Modwen Properties P.L.C..............................  92,934    581,083
    Stagecoach Group P.L.C.................................. 119,857    716,656
    Standard Chartered P.L.C................................  84,022  1,742,428
    Standard Life P.L.C..................................... 152,747    962,499
    Sthree P.L.C............................................  12,874     77,772
    Stobart Group, Ltd......................................  24,037     51,043
*   SuperGroup P.L.C........................................  12,068    207,242
    Synergy Health P.L.C....................................  24,232    556,166
    Synthomer P.L.C.........................................  92,336    330,812
    TalkTalk Telecom Group P.L.C............................ 134,910    715,434
    Tate & Lyle P.L.C.......................................  45,762    480,435
    Taylor Wimpey P.L.C..................................... 806,652  1,507,769
    Ted Baker P.L.C.........................................   4,965    142,673
    Telecity Group P.L.C....................................  19,412    259,623
    Telecom Plus P.L.C......................................  13,385    313,499
    Tesco P.L.C............................................. 268,465  1,164,795
*   Thomas Cook Group P.L.C................................. 420,590    865,226
#*  Thorntons P.L.C.........................................  16,023     29,826
    Topps Tiles P.L.C.......................................  21,138     37,806
    Travis Perkins P.L.C....................................  57,999  1,633,080
    Tribal Group P.L.C......................................   1,288      3,571
    Trifast P.L.C...........................................  26,856     51,331
*   Trinity Mirror P.L.C.................................... 120,428    401,677
    TT electronics P.L.C....................................  69,537    216,863
    TUI Travel P.L.C........................................ 120,717    736,884

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    Tullett Prebon P.L.C................................  95,981 $      399,993
    Tullow Oil P.L.C....................................  10,521        128,993
    UBM P.L.C...........................................  51,749        539,339
    UDG Healthcare P.L.C................................  96,979        581,364
    Ultra Electronics Holdings P.L.C....................  20,195        602,021
    Unite Group P.L.C. (The)............................  43,273        296,150
    United Utilities Group P.L.C........................  31,519        472,423
    UTV Media P.L.C.....................................  21,346         78,824
*   Vectura Group P.L.C.................................  96,721        230,365
    Vedanta Resources P.L.C.............................  54,137        955,073
    Vesuvius P.L.C...................................... 119,522        935,573
    Victrex P.L.C.......................................  15,963        430,542
    Vitec Group P.L.C. (The)............................   5,880         56,130
    Vodafone Group P.L.C. Sponsored ADR................. 100,243      3,330,079
    Volex P.L.C.........................................   2,165          2,939
    Weir Group P.L.C. (The).............................  23,833      1,028,650
    WH Smith P.L.C......................................  34,729        660,911
    Whitbread P.L.C.....................................  16,928      1,225,847
    William Hill P.L.C.................................. 201,234      1,192,782
*   Wincanton P.L.C.....................................  20,201         49,560
    WM Morrison Supermarkets P.L.C...................... 363,589      1,031,975
*   Wolfson Microelectronics P.L.C......................  14,929         58,136
    Wolseley P.L.C......................................  14,878        774,579
    WPP P.L.C. Sponsored ADR............................   9,329        928,142
    WS Atkins P.L.C.....................................  25,531        572,452
    Xaar P.L.C..........................................  14,316        132,837
    Xchanging P.L.C.....................................  84,382        250,655
    XP Power, Ltd.......................................     621         15,709
                                                                 --------------
TOTAL UNITED KINGDOM....................................            245,806,753
                                                                 --------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp.................................   4,255          2,224
*   Endo International P.L.C............................   3,206        219,173
*   Kofax, Ltd..........................................   9,355         66,435
*   McEwen Mining - Minera Andes Acquisition Corp.......  20,485         58,241
                                                                 --------------
TOTAL UNITED STATES.....................................                346,073
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,321,579,428
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE........................   2,021        188,901
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights.....   6,648             --
                                                                 --------------
AUSTRIA -- (0.0%)
*   Intercell AG........................................   1,270             --
                                                                 --------------
FRANCE -- (0.0%)
#*  Bigben Interactive Rights 01/31/2016................   1,386            167
*   Groupe Fnac Rights 05/16/15.........................       5             28

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
FRANCE -- (Continued)
*     Peugeot SA Warrants 04/29/17...................     83,799 $      200,297
                                                                 --------------
TOTAL FRANCE.........................................                   200,492
                                                                 --------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14.........      1,506         16,771
                                                                 --------------
HONG KONG -- (0.0%)
*     Sun Hung Kai Properties 04/22/16...............          1              2
                                                                 --------------
ISRAEL -- (0.0%)
*     Africa Israel Investments, Ltd. Rights
        03/31/2015...................................      4,780            393
                                                                 --------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49.............     22,573             --
                                                                 --------------
SINGAPORE -- (0.0%)
*     Technics Oil & Gas, Ltd. Warrants 12/09/16.....     31,200         10,129
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14....................    504,596        104,068
*     Zardoya Otis SA Rights 08/06/14................      8,477          5,190
                                                                 --------------
TOTAL SPAIN..........................................                   109,258
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   337,045
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (9.5%)
(S)@  DFA Short Term Investment Fund................. 11,938,956    138,133,717
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $1,204,304,217)^^..............................            $1,460,239,091
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  1,166,377 $   92,433,345   --    $   93,599,722
   Austria..................           --      7,060,469   --         7,060,469
   Belgium..................      899,028     18,648,857   --        19,547,885
   Canada...................  130,060,877         61,886   --       130,122,763
   China....................           --        133,286   --           133,286
   Denmark..................           --     21,248,487   --        21,248,487
   Finland..................           --     28,427,147   --        28,427,147
   France...................    2,131,035     84,479,915   --        86,610,950
   Germany..................    3,176,393     76,478,987   --        79,655,380
   Greece...................           --             --   --                --
   Hong Kong................      281,153     38,896,660   --        39,177,813
   Ireland..................    1,556,410      5,412,864   --         6,969,274
   Israel...................    3,341,827      7,112,747   --        10,454,574
   Italy....................    1,031,583     36,225,921   --        37,257,504
   Japan....................    4,796,852    275,050,293   --       279,847,145
   Netherlands..............    5,132,636     27,269,842   --        32,402,478
   New Zealand..............        3,363      5,958,091   --         5,961,454
   Norway...................      749,159     13,111,222   --        13,860,381
   Portugal.................           --      5,490,819   --         5,490,819
   Russia...................           --         43,367   --            43,367
   Singapore................       10,295     19,445,480   --        19,455,775
   Spain....................    1,344,807     34,431,222   --        35,776,029
   Sweden...................       45,933     40,505,645   --        40,551,578
   Switzerland..............    4,578,103     77,194,219   --        81,772,322
   United Kingdom...........   42,866,838    202,939,915   --       245,806,753
   United States............      279,638         66,435   --           346,073
Preferred Stocks
   Germany..................           --        188,901   --           188,901
Rights/Warrants
   Australia................           --             --   --                --
   Austria..................           --             --   --                --
   France...................           --        200,492   --           200,492
   Germany..................           --         16,771   --            16,771
   Hong Kong................           --              2   --                 2
   Israel...................           --            393   --               393
   Portugal.................           --             --   --                --
   Singapore................           --         10,129   --            10,129
   Spain....................           --        109,258   --           109,258
Securities Lending
  Collateral................           --    138,133,717   --       138,133,717
                             ------------ --------------   --    --------------
TOTAL....................... $203,452,307 $1,256,786,784   --    $1,460,239,091
                             ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The
  DFA Investment Trust Company..........................           $ 82,354,080
Investment in Dimensional Emerging Markets Value Fund...             28,648,201
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc......   520,102   11,005,353
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $104,838,738)................................            122,007,634
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $104,838,738)^^..............................           $122,007,634
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $122,007,634   --      --    $122,007,634
                                      ------------   --      --    ------------
TOTAL................................ $122,007,634   --      --    $122,007,634
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc...... 4,873,251 $103,118,001
Investment in Dimensional Emerging Markets Value Fund...             38,951,645
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 1,194,911   14,494,268
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company......................             10,009,814
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $148,287,739)................................            166,573,728
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $148,287,739)^^..............................           $166,573,728
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $166,573,728   --      --    $166,573,728
                                      ------------   --      --    ------------
TOTAL................................ $166,573,728   --      --    $166,573,728
                                      ============   ==      ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                     SHARES      VALUE+
                                                   ---------- ------------
     AFFILIATED INVESTMENT COMPANIES -- (100.0%)
     Investment in International Core Equity
       Portfolio of DFA Investment Dimensions
       Group Inc.................................. 17,699,359 $229,737,680
     Investment in Emerging Markets Core Equity
       Portfolio of DFA Investment Dimensions
       Group Inc..................................  3,272,352   68,686,679
                                                              ------------
        TOTAL INVESTMENTS IN AFFILIATED
          INVESTMENT COMPANIES
          (Cost $279,537,860).....................             298,424,359
                                                              ------------
        TOTAL INVESTMENTS -- (100.0%)
          (Cost $279,537,860)^^...................            $298,424,359
                                                              ============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $298,424,359   --      --    $298,424,359
                                      ------------   --      --    ------------
TOTAL................................ $298,424,359   --      --    $298,424,359
                                      ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc...................... 3,335,622 $ 56,205,227
 Investment in International Core Equity Portfolio of
   DFA Investment Dimensions Group Inc.................. 3,732,520   48,448,110
 Investment in Emerging Markets Core Equity Portfolio
   of DFA Investment Dimensions Group Inc............... 1,001,686   21,025,389
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $107,003,820)...............................            125,678,726
                                                                   ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $107,003,820)^^.............................           $125,678,726
                                                                   ============

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                      LEVEL 1    LEVEL 2  LEVEL 3     TOTAL
                                   ------------  -------- ------- ------------
Affiliated Investment Companies... $125,678,726        --   --    $125,678,726
Futures Contracts**...............      (30,331)       --   --         (30,331)
Forward Currency Contracts**......           --  $210,958   --         210,958
                                   ------------  --------   --    ------------
TOTAL............................. $125,648,395  $210,958   --    $125,859,353
                                   ============  ========   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Series of The DFA
   Investment Trust Company..................................... $4,164,903,140
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,854,160,791)^^................................... $4,164,903,140
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Emerging Markets Small Cap Series of The DFA
   Investment Trust Company..................................... $4,807,844,261
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $4,131,885,219)^^................................... $4,807,844,261
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in Dimensional Emerging Markets Value Fund......... $20,106,738,515
                                                                ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $18,559,519,316)^^................................. $20,106,738,515
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.4%)

BRAZIL -- (6.6%)
    Abril Educacao SA....................................   135,800 $ 2,274,556
    AES Tiete SA.........................................   300,070   2,071,227
    Aliansce Shopping Centers SA.........................   572,940   4,747,668
    ALL - America Latina Logistica SA.................... 2,389,193   9,161,864
    Alupar Investimento SA...............................     2,000      14,854
    AMBEV SA............................................. 1,591,620  10,993,139
    AMBEV SA ADR......................................... 8,673,083  59,757,542
    Arezzo Industria e Comercio SA.......................   226,231   2,853,876
    Autometal SA.........................................   218,178   1,834,859
*   B2W Cia Digital(B1LH3Y1).............................   437,740   6,444,305
*   B2W Cia Digital(BN7SP57).............................   264,528   3,795,207
*   Banco ABC Brasil SA..................................    19,136     109,481
    Banco Bradesco SA.................................... 2,276,370  35,498,830
    Banco do Brasil SA................................... 2,917,112  35,641,805
*   Banco Panamericano SA................................   542,836     813,506
    Banco Santander Brasil SA............................   115,800     777,870
    Banco Santander Brasil SA ADR........................ 3,110,818  20,904,697
    BB Seguridade Participacoes SA.......................   755,275  11,019,109
    Bematech SA..........................................   321,400   1,188,560
*   BHG SA - Brazil Hospitality Group....................   127,600     765,459
    BM&FBovespa SA....................................... 9,686,489  51,703,970
    BR Malls Participacoes SA............................ 1,757,317  15,181,670
    Brasil Brokers Participacoes SA......................   881,422   1,301,494
    Brasil Insurance Participacoes e Administracao SA....   422,234   1,741,977
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas..........................................     4,700      20,116
#   Braskem SA Sponsored ADR.............................   332,618   4,127,789
*   Brazil Pharma SA.....................................   583,226     917,737
    BRF SA...............................................   812,706  19,881,072
    BRF SA ADR........................................... 1,233,685  30,225,282
*   Brookfield Incorporacoes SA.......................... 2,099,133   1,406,361
    CCR SA............................................... 2,186,108  17,190,156
    Centrais Eletricas Brasileiras SA....................   868,900   2,393,664
#   Centrais Eletricas Brasileiras SA ADR................   130,848     629,379
#   Centrais Eletricas Brasileiras SA Sponsored ADR......   322,427     896,347
    CETIP SA - Mercados Organizados......................   860,165  12,033,779
    Cia Brasileira de Distribuicao ADR...................   196,188   9,460,185
    Cia de Locacao das Americas..........................    74,700     144,214
    Cia de Saneamento Basico do Estado de Sao Paulo......   578,128   5,119,379
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR..   841,986   7,493,675
    Cia de Saneamento de Minas Gerais-COPASA.............   377,088   6,174,686
    Cia Energetica de Minas Gerais.......................   237,413   1,938,023
#   Cia Energetica de Minas Gerais Sponsored ADR......... 1,067,860   8,777,805
    Cia Hering...........................................   671,452   6,250,608
    Cia Paranaense de Energia............................    78,500     847,022
#   Cia Paranaense de Energia Sponsored ADR..............   230,970   3,589,274
    Cia Providencia Industria e Comercio SA..............    54,100     181,466
    Cia Siderurgica Nacional SA..........................   542,600   2,738,411
#   Cia Siderurgica Nacional SA Sponsored ADR............ 3,358,178  16,690,145
    Cielo SA............................................. 1,551,025  28,371,363
    Contax Participacoes SA..............................   140,650   1,060,106
    Cosan SA Industria e Comercio........................   655,006  10,731,272

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    CPFL Energia SA......................................   577,500 $ 5,040,000
#   CPFL Energia SA ADR..................................   224,362   3,933,066
*   CR2 Empreendimentos Imobiliarios SA..................    27,200      35,368
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 1,910,317  10,584,103
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    15,734     128,438
    Dimed SA Distribuidora da Medicamentos...............       400      40,339
    Direcional Engenharia SA.............................   792,681   3,546,319
    Duratex SA........................................... 1,606,361   5,926,277
    EcoRodovias Infraestrutura e Logistica SA............   875,179   5,284,827
    EDP - Energias do Brasil SA.......................... 1,554,520   7,262,992
    Embraer SA...........................................   233,006   2,213,236
#   Embraer SA ADR.......................................   700,994  26,665,812
*   Eneva SA.............................................   290,434     138,256
    Equatorial Energia SA................................ 1,032,944  11,518,891
    Estacio Participacoes SA............................. 1,124,000  13,946,270
    Eternit SA...........................................   519,610   1,967,361
    Even Construtora e Incorporadora SA.................. 1,484,177   4,082,100
    Ez Tec Empreendimentos e Participacoes SA............   257,080   2,549,554
*   Fertilizantes Heringer SA............................   164,008     610,851
*   Fibria Celulose SA...................................   483,242   4,743,493
#*  Fibria Celulose SA Sponsored ADR..................... 1,146,541  11,304,894
    Fleury SA............................................   382,793   2,517,365
*   Forjas Taurus SA(B010W80)............................     5,853       2,941
*   Forjas Taurus SA(BN33W55)............................     6,410       2,967
    Fras-Le SA...........................................     6,000      11,240
    Gafisa SA............................................   714,800   1,039,709
#   Gafisa SA ADR........................................ 1,410,877   4,077,435
*   General Shopping Brasil SA...........................   180,100     686,662
    Gerdau SA............................................   611,482   2,905,466
    Gerdau SA Sponsored ADR.............................. 3,918,964  23,043,508
#   Gol Linhas Aereas Inteligentes SA ADR................   132,200     801,132
    Grendene SA..........................................   434,838   2,539,550
    Guararapes Confeccoes SA.............................    31,432   1,383,770
    Helbor Empreendimentos SA............................ 1,009,969   2,479,571
*   Hypermarcas SA....................................... 1,857,266  14,809,010
*   IdeiasNet SA.........................................    14,400       9,775
    Iguatemi Empresa de Shopping Centers SA..............   462,244   4,940,790
    Industrias Romi SA...................................    96,608     165,644
    International Meal Co. Holdings SA...................   369,476   3,025,835
    Iochpe-Maxion SA.....................................   441,569   3,240,606
    Itau Unibanco Holding SA.............................   763,635  11,181,467
    JBS SA............................................... 3,951,261  14,542,382
    JHSF Participacoes SA................................   530,529     867,554
    Joao Fortes Engenharia SA............................    20,369      42,466
    JSL SA...............................................   390,118   1,848,493
    Kepler Weber SA......................................    85,004   1,819,039
    Klabin SA............................................ 2,650,233  13,258,466
    Kroton Educacional SA................................ 1,136,587  30,268,907
    Light SA.............................................   468,096   4,394,686
    Localiza Rent a Car SA...............................   552,960   8,803,489
*   Log-in Logistica Intermodal SA.......................   396,879   1,058,344
    Lojas Americanas SA..................................   649,287   3,402,767
    Lojas Renner SA......................................   367,432  11,093,815

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    LPS Brasil Consultoria de Imoveis SA................    389,180 $ 1,663,932
    M Dias Branco SA....................................    141,085   5,786,428
    Magnesita Refratarios SA............................    823,561   1,629,879
    Mahle-Metal Leve SA Industria e Comercio............    247,100   2,398,300
    Marcopolo SA........................................     24,800      43,725
*   Marfrig Global Foods SA.............................  1,420,420   4,144,653
    Marisa Lojas SA.....................................    229,756   1,501,832
    Mills Estruturas e Servicos de Engenharia SA........    504,390   5,255,660
*   Minerva SA..........................................    723,685   3,681,025
*   MMX Mineracao e Metalicos SA........................    290,366     185,578
    MRV Engenharia e Participacoes SA...................  2,752,487   8,832,223
    Multiplan Empreendimentos Imobiliarios SA...........    339,560   8,067,122
    Multiplus SA........................................    360,948   5,270,835
    Natura Cosmeticos SA................................    778,100  12,116,925
    Odontoprev SA.......................................  1,396,896   5,732,276
    Oi SA...............................................  3,005,297   2,013,466
    Oi SA ADR(670851104)................................    136,542      94,487
#   Oi SA ADR(670851203)................................  2,015,083   1,329,955
*   Paranapanema SA.....................................  1,513,131   1,767,404
*   PDG Realty SA Empreendimentos e Participacoes....... 10,042,401   6,418,284
    Petroleo Brasileiro SA..............................  1,061,101   8,413,976
    Petroleo Brasileiro SA ADR..........................  3,836,209  61,149,171
    Porto Seguro SA.....................................    624,152   8,564,122
    Portobello SA.......................................    142,300     314,863
    Positivo Informatica SA.............................    180,100     161,941
    Profarma Distribuidora de Produtos Farmaceuticos
       SA...............................................    117,800     732,112
*   Prumo Logistica SA..................................    433,350     198,649
    QGEP Participacoes SA...............................    551,100   2,280,916
*   Qualicorp SA........................................    663,563   7,677,588
    Raia Drogasil SA....................................    889,325   7,436,031
    Redentor Energia SA.................................        100         269
*   Restoque Comercio e Confeccoes de Roupas SA.........    557,823   1,757,988
    Rodobens Negocios Imobiliarios SA...................    142,921     676,572
*   Rossi Residencial SA................................  2,481,715   1,553,294
    Santos Brasil Participacoes SA......................    351,045   2,305,486
    Sao Carlos Empreendimentos e Participacoes SA.......      8,800     141,576
    Sao Martinho SA.....................................    328,587   5,500,709
    SLC Agricola SA.....................................    382,624   2,858,612
    Sonae Sierra Brasil SA..............................    175,518   1,396,408
    Souza Cruz SA.......................................  1,149,100  10,666,687
*   Springs Global Participacoes SA.....................    238,680      92,579
    Sul America SA......................................  1,337,710   8,048,371
*   T4F Entretenimento SA...............................     93,900     210,667
    Technos SA..........................................    101,016     571,700
    Tecnisa SA..........................................    808,495   2,366,240
    Tegma Gestao Logistica..............................    149,400   1,191,249
    Telefonica Brasil SA................................      5,942     102,667
#   Telefonica Brasil SA ADR............................    401,855   8,097,378
    Tempo Participacoes SA..............................    243,497     534,486
    Tereos Internacional SA.............................    106,388     114,887
    Tim Participacoes SA................................    847,344   4,489,289
    Tim Participacoes SA ADR............................    276,754   7,367,191
    Totvs SA............................................    526,949   9,102,427

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    TPI - Triunfo Participacoes e Investimentos SA..     168,927 $      491,424
    Tractebel Energia SA............................     468,939      7,025,559
    Transmissora Alianca de Energia Eletrica SA.....   1,338,273     12,056,992
    Trisul SA.......................................      51,685         87,480
    Ultrapar Participacoes SA.......................   1,193,371     27,483,696
    Ultrapar Participacoes SA Sponsored ADR.........      70,925      1,623,473
    UNICASA Industria de Moveis SA..................      76,300        127,797
*   Usinas Siderurgicas de Minas Gerais SA..........     258,044        835,977
    Vale SA.........................................     711,200     10,203,663
#   Vale SA Sponsored ADR...........................   3,602,651     51,698,042
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A..............     332,929      5,458,935
*   Vanguarda Agro SA...............................   1,428,454      1,422,945
    WEG SA..........................................     857,911     10,285,478
                                                                 --------------
TOTAL BRAZIL........................................              1,144,485,690
                                                                 --------------
CHILE -- (1.3%)
    AES Gener SA....................................   7,511,797      3,802,320
    Aguas Andinas SA Class A........................  11,398,986      7,213,466
    Banco de Chile..................................  20,787,181      2,584,089
    Banco de Chile ADR..............................      61,311      4,590,355
    Banco de Credito e Inversiones..................     136,426      7,500,870
    Banco Santander Chile...........................     988,793         62,799
    Banco Santander Chile ADR.......................     408,824     10,396,394
    Banmedica SA....................................     550,495        914,236
    Besalco SA......................................   1,451,429      1,006,686
    CAP SA..........................................     343,366      4,652,605
    Cementos BIO BIO SA.............................     180,149        161,417
    Cencosud SA.....................................   3,431,199     10,676,947
    Cencosud SA ADR.................................       3,035         28,134
    CFR Pharmaceuticals SA..........................   7,974,282      2,676,542
    Cia Cervecerias Unidas SA.......................     156,311      1,757,177
#   Cia Cervecerias Unidas SA ADR...................     146,188      3,298,001
    Cia General de Electricidad SA..................     308,576      1,391,756
*   Cia Pesquera Camanchaca SA......................     220,903         10,543
*   Cia Sud Americana de Vapores SA.................  14,378,149        653,518
    Cintac SA.......................................     161,631         30,657
*   Clinica LAS Condes SA...........................         309         22,083
    Colbun SA.......................................  22,558,611      5,816,819
    Corpbanca SA.................................... 643,442,314      7,599,420
    Corpbanca SA ADR................................      42,206        748,734
    Cristalerias de Chile SA........................      59,157        413,653
    Cruz Blanca Salud SA............................     329,718        279,496
    E.CL SA.........................................   2,449,098      3,397,303
    Embotelladora Andina SA Class A ADR.............       2,422         43,717
#   Embotelladora Andina SA Class B ADR.............      22,399        479,339
    Empresa Electrica Pilmaiquen....................      30,933        151,412
    Empresa Nacional de Electricidad SA.............   4,107,553      6,098,535
#   Empresa Nacional de Electricidad SA Sponsored
      ADR...........................................     184,288      8,195,287
*   Empresas AquaChile SA...........................     402,986        257,137
    Empresas CMPC SA................................   5,028,304     11,339,461
    Empresas COPEC SA...............................   1,524,611     18,670,974
    Empresas Hites SA...............................   1,075,010        563,411

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHILE -- (Continued)
    Empresas Iansa SA.................................. 16,665,493 $    575,396
*   Empresas La Polar SA...............................  1,986,927      128,866
    Enersis SA.........................................  9,511,254    3,196,744
    Enersis SA Sponsored ADR...........................  1,265,742   21,340,410
    Enjoy SA...........................................    407,211       49,909
    ENTEL Chile SA.....................................    650,574    7,903,150
    Forus SA...........................................    386,092    1,755,209
    Gasco SA...........................................     30,398      207,248
    Grupo Security SA..................................    634,855      209,752
    Inversiones Aguas Metropolitanas SA................  2,424,890    3,836,255
    Inversiones La Construccion SA.....................     27,697      332,637
*   Invexans SA........................................ 20,105,398      316,327
*   Latam Airlines Group SA(B8L1G76)...................    105,702    1,213,680
*   Latam Airlines Group SA(2518932)...................    121,449    1,428,862
#*  Latam Airlines Group SA Sponsored ADR..............    839,537    9,839,374
    Masisa SA.......................................... 11,576,658      529,827
    Molibdenos y Metales SA............................     84,984      995,390
*   Multiexport Foods SA...............................  2,734,356      573,611
    Parque Arauco SA...................................  3,945,012    7,379,269
    PAZ Corp. SA.......................................  1,350,362      779,014
    Ripley Corp. SA....................................  4,441,735    2,661,019
    SACI Falabella.....................................  1,701,187   13,486,850
    Salfacorp SA.......................................    621,133      472,340
    Sigdo Koppers SA...................................  1,749,706    2,592,151
    Sociedad Matriz SAAM SA............................ 15,372,982    1,289,973
    Sociedad Quimica y Minera de Chile SA Sponsored
       ADR.............................................     87,991    2,439,990
    Socovesa SA........................................  1,364,609      311,792
    Sonda SA...........................................  2,305,566    5,296,075
*   Tech Pack SA.......................................    201,054      106,145
    Vina Concha y Toro SA..............................  2,182,732    4,273,657
    Vina Concha y Toro SA Sponsored ADR................     26,285    1,018,807
    Vina San Pedro Tarapaca SA......................... 16,383,152      121,421
                                                                   ------------
TOTAL CHILE............................................             224,146,443
                                                                   ------------
CHINA -- (14.1%)
    361 Degrees International, Ltd.....................  3,838,000      897,307
    Agile Property Holdings, Ltd.......................  7,767,525    6,639,379
    Agricultural Bank of China, Ltd. Class H........... 47,803,460   23,158,400
    Air China, Ltd. Class H............................  6,816,000    4,167,954
#   Ajisen China Holdings, Ltd.........................  1,979,000    1,620,142
#*  Aluminum Corp. of China, Ltd. ADR..................    246,740    2,822,706
#*  Aluminum Corp. of China, Ltd. Class H.............. 10,560,000    4,826,953
    AMVIG Holdings, Ltd................................  1,582,000      593,649
#   Angang Steel Co., Ltd. Class H.....................  5,921,160    4,369,802
#   Anhui Conch Cement Co., Ltd. Class H...............  2,995,500   11,283,461
    Anhui Expressway Co., Ltd. Class H.................  2,272,000    1,345,949
    Anhui Tianda Oil Pipe Co., Ltd.....................    589,130      133,098
    Anta Sports Products, Ltd..........................  3,246,000    5,335,196
#   Anton Oilfield Services Group......................  4,602,000    2,585,329
#   Anxin-China Holdings, Ltd.......................... 13,373,000    1,685,615
    Asia Cement China Holdings Corp....................  2,603,000    1,919,711
*   Asia Energy Logistics Group, Ltd................... 17,250,000      183,525
#   Asian Citrus Holdings, Ltd.........................  3,647,000      787,678

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
*   Ausnutria Dairy Corp., Ltd........................      67,000 $      2,369
*   AVIC International Holding HK, Ltd................   5,796,000      241,007
*   AVIC International Holdings, Ltd..................     560,000      223,515
#   AviChina Industry & Technology Co., Ltd.
       Class H........................................   7,645,212    4,420,064
    Bank of China, Ltd. Class H....................... 157,471,702   75,051,647
    Bank of Communications Co., Ltd. Class H..........  19,061,618   14,605,119
#   Baoxin Auto Group, Ltd............................   1,198,500      965,127
    Baoye Group Co., Ltd. Class H.....................   1,460,440      890,805
*   BaWang International Group Holding, Ltd...........   3,438,000      169,600
    BBMG Corp. Class H................................   5,567,702    4,315,044
    Beijing Capital International Airport Co., Ltd.
       Class H........................................   9,528,000    6,554,917
#   Beijing Capital Land, Ltd. Class H................   5,746,000    2,140,466
*   Beijing Development HK, Ltd.......................     437,000      130,794
    Beijing Enterprises Holdings, Ltd.................   1,543,528   13,450,791
#   Beijing Enterprises Water Group, Ltd..............  10,774,469    7,044,129
    Beijing Jingneng Clean Energy Co., Ltd. Class H...   3,058,000    1,287,023
    Beijing North Star Co., Ltd. Class H..............   3,824,000    1,045,229
#*  Beijing Properties Holdings, Ltd..................   2,142,967      214,395
    Belle International Holdings, Ltd.................  10,180,114   12,635,473
#   Biostime International Holdings, Ltd..............     634,500    2,889,734
#   Bloomage Biotechnology Corp., Ltd.................     400,000      979,364
    Boer Power Holdings, Ltd..........................   1,024,000    1,241,884
#   Bosideng International Holdings, Ltd..............  15,934,157    2,690,589
    Brilliance China Automotive Holdings, Ltd.........   4,384,000    8,204,307
#   Byd Co., Ltd. Class H.............................   1,329,300    8,791,425
    BYD Electronic International Co., Ltd.............   4,359,222    3,201,345
    C C Land Holdings, Ltd............................   7,117,354    1,554,731
#*  Carnival Group International Holdings, Ltd........     744,000       95,052
    Carrianna Group Holdings Co., Ltd.................   1,640,877      312,887
    CECEP COSTIN New Materials Group, Ltd.............     492,000      188,537
#   Central China Real Estate, Ltd....................   3,248,074      948,841
*   CGN Mining Co., Ltd...............................   4,060,000      435,871
#   Changshouhua Food Co., Ltd........................   1,543,000    1,433,713
#*  Chaoda Modern Agriculture Holdings, Ltd...........   5,616,910      168,508
#   Chaowei Power Holdings, Ltd.......................   2,728,000    1,550,613
*   Chigo Holding, Ltd................................  22,124,000      528,298
*   Chiho-Tiande Group, Ltd...........................     202,000       76,019
#   China Aerospace International Holdings, Ltd.......  10,982,600    1,151,858
    China Agri-Industries Holdings, Ltd...............  11,372,800    4,933,970
#   China All Access Holdings, Ltd....................   3,094,000    1,265,152
    China Animal Healthcare, Ltd......................   1,485,000      975,251
#   China Aoyuan Property Group, Ltd..................   6,472,000    1,194,273
*   China Automation Group, Ltd.......................   3,425,000      695,111
    China BlueChemical, Ltd...........................   8,045,122    4,153,988
*   China Chengtong Development Group, Ltd............   2,718,000      142,499
#   China Child Care Corp., Ltd.......................   2,314,000      680,761
    China CITIC Bank Corp., Ltd. Class H..............  23,858,607   15,797,257
#   China Coal Energy Co., Ltd. Class H...............  18,516,168   11,152,144
    China Communications Construction Co., Ltd.
       Class H........................................  16,467,387   12,483,580
    China Communications Services Corp., Ltd.
       Class H........................................  11,157,327    5,451,908
    China Construction Bank Corp. Class H............. 195,696,302  150,231,824
#*  China COSCO Holdings Co., Ltd. Class H............  11,544,000    4,963,542
#   China Datang Corp. Renewable Power Co., Ltd.
       Class H........................................  11,047,000    1,642,067

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   China Dongxiang Group Co., Ltd..................... 12,911,888 $  2,528,691
#*  China Dredging Environment Protection Holdings,
      Ltd..............................................  2,288,000      691,186
#*  China Eastern Airlines Corp., Ltd. Class H.........  7,182,000    2,261,864
*   China Energine International Holdings, Ltd.........  6,260,000      515,015
    China Everbright International, Ltd................  8,832,000   11,791,094
    China Everbright, Ltd..............................  4,496,896    6,938,712
#   China Fiber Optic Network System Group, Ltd........  2,674,000      775,369
#*  China Foods, Ltd...................................  4,396,000    1,670,107
    China Galaxy Securities Co., Ltd. Class H..........    452,500      340,932
    China Gas Holdings, Ltd............................  5,958,000   11,479,047
    China Glass Holdings, Ltd..........................  4,404,000      579,714
*   China Green Holdings, Ltd..........................  2,529,000      131,390
*   China High Precision Automation Group, Ltd.........  1,360,000      214,089
*   China High Speed Transmission Equipment Group Co.,
       Ltd.............................................  6,094,007    4,753,598
#   China Hongqiao Group, Ltd..........................  3,892,500    3,330,105
*   China Household Holdings, Ltd...................... 10,050,000    1,057,511
*   China Huiyuan Juice Group, Ltd.....................  3,217,000    1,441,387
    China International Marine Containers Group Co.,
       Ltd. Class H....................................    266,900      586,121
#   China ITS Holdings Co., Ltd........................  2,729,000      441,629
#   China Lesso Group Holdings, Ltd....................  4,533,000    2,666,996
#   China Life Insurance Co., Ltd. ADR.................    313,416   13,903,134
    China Life Insurance Co., Ltd. Class H.............  5,510,000   16,399,051
#   China Lilang, Ltd..................................  1,872,000    1,221,144
    China Longyuan Power Group Corp. Class H...........  7,079,000    7,192,853
#   China Lumena New Materials Corp.................... 15,666,000    2,526,758
#   China Medical System Holdings, Ltd.................  2,928,800    3,614,609
    China Mengniu Dairy Co., Ltd.......................  2,574,000   12,444,305
    China Merchants Bank Co., Ltd. Class H............. 14,193,146   28,719,785
    China Merchants Holdings International Co., Ltd....  3,902,393   13,127,420
#*  China Metal Recycling Holdings, Ltd................  1,955,133      446,020
*   China Mining Resources Group, Ltd.................. 14,560,900      149,401
#   China Minsheng Banking Corp., Ltd. Class H......... 17,463,800   18,039,836
    China Mobile, Ltd..................................  3,987,000   43,564,522
#   China Mobile, Ltd. Sponsored ADR...................  1,861,391  101,427,196
#*  China Modern Dairy Holdings, Ltd...................  5,582,000    2,583,473
#   China Molybdenum Co., Ltd. Class H.................  4,585,000    3,030,525
#   China National Building Material Co., Ltd.
       Class H......................................... 12,520,000   12,482,586
#   China National Materials Co., Ltd..................  5,688,000    1,313,189
#*  China New Town Development Co., Ltd................  5,843,677      343,333
*   China Nickel Resources Holdings Co., Ltd...........  3,830,000      126,019
#   China Oil & Gas Group, Ltd......................... 22,980,000    4,064,309
    China Oilfield Services, Ltd. Class H..............  5,218,000   12,975,987
#   China Overseas Grand Oceans Group, Ltd.............  3,522,000    2,843,604
    China Overseas Land & Investment, Ltd..............  8,650,033   26,358,336
    China Pacific Insurance Group Co., Ltd. Class H....  5,611,465   22,040,006
#   China Petroleum & Chemical Corp. ADR...............    246,852   24,102,610
    China Petroleum & Chemical Corp. Class H........... 31,492,400   30,831,198
#   China Power International Development, Ltd......... 13,000,200    5,400,948
#*  China Power New Energy Development Co., Ltd........ 22,560,000    1,380,177
#*  China Precious Metal Resources Holdings Co., Ltd... 13,461,682    1,786,937
*   China Properties Group, Ltd........................  2,449,000      544,295
    China Qinfa Group, Ltd.............................  2,670,000      132,794
    China Railway Construction Corp., Ltd. Class H.....  8,466,687    8,093,471

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Railway Group, Ltd. Class H...................  9,962,000 $ 5,302,314
#*  China Rare Earth Holdings, Ltd......................  7,016,000     956,773
#   China Resources Cement Holdings, Ltd................  7,800,946   5,643,177
#   China Resources Enterprise, Ltd.....................  4,418,000  13,415,766
    China Resources Gas Group, Ltd......................  1,614,000   5,097,325
    China Resources Land, Ltd...........................  5,786,681  13,470,760
    China Resources Power Holdings Co., Ltd.............  3,410,000   9,569,675
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd............................................... 17,560,000   3,547,979
*   China Ruifeng Renewable Energy, Ltd.................  2,796,000     532,708
#   China Sanjiang Fine Chemicals Co., Ltd..............  3,282,000   1,180,271
#   China SCE Property Holdings, Ltd....................  2,563,400     517,868
    China Shanshui Cement Group, Ltd.................... 10,203,645   3,679,211
    China Shenhua Energy Co., Ltd. Class H..............  8,719,500  25,694,700
    China Shineway Pharmaceutical Group, Ltd............  1,729,000   2,891,832
#*  China Shipping Container Lines Co., Ltd. Class H.... 20,233,300   5,843,963
#*  China Shipping Development Co., Ltd. Class H........  7,204,000   4,740,497
#   China Singyes Solar Technologies Holdings, Ltd......  2,581,800   3,763,187
#   China South City Holdings, Ltd...................... 10,122,711   5,072,574
    China Southern Airlines Co., Ltd. Class H...........  6,660,000   2,252,044
    China Southern Airlines Co., Ltd. Sponsored ADR.....     41,944     698,368
    China Starch Holdings, Ltd..........................  8,270,000     207,156
    China State Construction International Holdings,
      Ltd...............................................  3,687,520   6,493,432
    China Suntien Green Energy Corp., Ltd. Class H......  7,740,000   2,381,389
#*  China Taifeng Beddings Holdings, Ltd................  1,662,000     294,438
*   China Taiping Insurance Holdings Co., Ltd...........  3,714,600   8,099,719
#   China Telecom Corp., Ltd. ADR.......................    137,239   7,646,957
    China Telecom Corp., Ltd. Class H...................  8,024,000   4,522,679
#*  China Tian Lun Gas Holdings, Ltd....................    615,000     736,847
    China Tianyi Holdings, Ltd..........................  1,996,000     315,092
*   China Tontine Wines Group, Ltd......................  3,962,000     170,594
*   China Traditional Chinese Medicine Co., Ltd.........    738,000     319,463
    China Travel International Investment Hong Kong,
      Ltd............................................... 13,193,892   3,141,183
#   China Unicom Hong Kong, Ltd.........................  5,068,000   8,853,293
#   China Unicom Hong Kong, Ltd. ADR....................  1,117,285  19,407,240
    China Vanadium Titano - Magnetite Mining Co., Ltd...  4,955,000     604,275
#   China Water Affairs Group, Ltd......................  4,664,000   1,611,982
#*  China Water Industry Group, Ltd.....................  1,440,000     272,574
*   China WindPower Group, Ltd.......................... 19,845,909   1,606,174
#*  China Yurun Food Group, Ltd.........................  7,579,000   3,622,438
#   China ZhengTong Auto Services Holdings, Ltd.........  4,907,500   2,715,980
#   China Zhongwang Holdings, Ltd.......................  9,010,779   3,244,899
#*  Chinasoft International, Ltd........................  4,892,000   1,509,319
#*  ChinaVision Media Group, Ltd........................  3,680,000     753,931
*   Chinese People Holdings Co., Ltd....................  7,880,000     196,985
*   Chongqing Iron & Steel Co., Ltd. Class H............  2,590,000     578,483
    Chongqing Machinery & Electric Co., Ltd. Class H....  5,647,962     911,662
    Chongqing Rural Commercial Bank Class H............. 12,371,000   6,118,810
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,419,000     859,841
    CIMC Enric Holdings, Ltd............................  2,430,000   2,893,387
*   Citic 21CN Co., Ltd.................................  4,732,000   3,578,226
*   CITIC Dameng Holdings, Ltd..........................    935,000      83,882
#   CITIC Pacific, Ltd..................................  6,532,567  13,044,576
#*  CITIC Resources Holdings, Ltd....................... 12,768,000   1,898,607

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    CITIC Securities Co., Ltd. Class H..................  3,063,000 $ 7,677,229
#*  Citychamp Watch & Jewellery Group, Ltd.............. 10,242,000   1,315,469
    Clear Media, Ltd....................................    192,000     188,110
*   CNNC International, Ltd.............................    414,898     139,110
    CNOOC, Ltd.......................................... 31,447,000  55,545,448
#   CNOOC, Ltd. ADR.....................................    239,300  42,277,131
*   Coastal Greenland, Ltd..............................  3,432,000     120,966
#*  Comba Telecom Systems Holdings, Ltd.................  4,881,073   1,581,923
#*  Comtec Solar Systems Group, Ltd.....................  4,346,000     718,940
    Coolpad Group, Ltd.................................. 14,392,000   3,350,269
#   Cosco International Holdings, Ltd...................  1,328,000     558,897
    COSCO Pacific, Ltd..................................  8,896,623  13,391,679
*   Coslight Technology International Group, Ltd........    480,000     433,660
    Country Garden Holdings Co., Ltd.................... 17,347,182   8,847,178
#   CP Pokphand Co., Ltd................................ 12,593,658   1,483,852
#   CPMC Holdings, Ltd..................................  1,325,000   1,142,240
#   CSPC Pharmaceutical Group, Ltd......................  3,620,000   2,821,062
#   CSR Corp., Ltd......................................  5,535,324   4,950,594
*   DaChan Food Asia, Ltd...............................  1,513,087     187,181
#   Dah Chong Hong Holdings, Ltd........................  4,428,000   2,714,332
    Dalian Port PDA Co., Ltd. Class H...................  5,986,000   1,734,820
    DaMing International Holdings, Ltd..................     34,000      11,735
#   Daphne International Holdings, Ltd..................  5,196,000   2,277,807
#   Datang International Power Generation Co., Ltd.
      Class H...........................................  8,690,000   4,309,649
    Dawnrays Pharmaceutical Holdings, Ltd...............  1,369,491   1,101,224
#*  DBA Telecommunication Asia Holdings, Ltd............  1,020,000      50,144
    Digital China Holdings, Ltd.........................  4,070,000   4,005,613
#   Dongfang Electric Corp., Ltd. Class H...............  1,165,800   2,011,696
    Dongfeng Motor Group Co., Ltd. Class H..............  7,834,000  13,931,419
    Dongjiang Environmental Co., Ltd. Class H...........    204,898     767,263
#   Dongyue Group, Ltd..................................  6,374,000   2,914,931
#*  Dynasty Fine Wines Group, Ltd.......................  1,708,000      59,504
    Embry Holdings, Ltd.................................    509,000     287,129
    ENN Energy Holdings, Ltd............................  2,038,000  14,362,768
    EVA Precision Industrial Holdings, Ltd..............  5,630,516   1,315,773
*   EverChina International Holdings Co., Ltd........... 17,127,500     747,667
#   Evergrande Real Estate Group, Ltd................... 28,882,000  12,519,018
    Evergreen International Holdings, Ltd...............  1,091,000     139,946
*   Extrawell Pharmaceutical Holdings, Ltd..............  6,642,079     290,607
#   Fantasia Holdings Group Co., Ltd....................  9,461,519   1,151,927
#*  FDG Electric Vehicles, Ltd.......................... 18,880,000   1,206,575
#   First Tractor Co., Ltd. Class H.....................  2,154,000   1,617,041
#   Fosun International, Ltd............................  6,676,285   8,478,950
    Franshion Properties China, Ltd..................... 20,140,976   5,913,306
#   Fufeng Group, Ltd...................................  5,082,800   1,966,013
#*  GCL-Poly Energy Holdings, Ltd....................... 33,132,320  10,696,228
    Geely Automobile Holdings, Ltd...................... 29,730,000  11,915,343
*   Global Bio-Chem Technology Group Co., Ltd........... 10,533,600     405,069
*   Global Sweeteners Holdings, Ltd.....................  1,750,699      88,105
*   Glorious Property Holdings, Ltd..................... 14,327,712   2,118,173
    Goldbond Group Holdings, Ltd........................    650,000      32,864
#   Golden Eagle Retail Group, Ltd......................  2,287,000   2,939,103
#   Golden Meditech Holdings, Ltd.......................  3,831,809     614,695

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
    Goldlion Holdings, Ltd............................     852,866 $    367,080
#   GOME Electrical Appliances Holding, Ltd...........  56,205,660    9,486,976
    Good Friend International Holdings, Inc...........     487,333      150,088
#   Goodbaby International Holdings, Ltd..............   2,541,000    1,273,570
#   Great Wall Motor Co., Ltd. Class H................   2,432,750   10,008,304
#   Greatview Aseptic Packaging Co., Ltd..............   1,754,000    1,374,917
    Greenland Hong Kong Holdings, Ltd.................   1,497,275      738,585
#   Greentown China Holdings, Ltd.....................   3,479,500    4,476,184
    Guangdong Investment, Ltd.........................   6,708,000    7,514,075
    Guangdong Land Holdings, Ltd......................   2,823,361      622,023
    Guangshen Railway Co., Ltd. Class H...............   4,242,000    1,703,817
    Guangshen Railway Co., Ltd. Sponsored ADR.........      69,174    1,387,630
    Guangzhou Automobile Group Co., Ltd. Class H......   8,373,480    9,389,757
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
       Ltd. Class H...................................     504,000    1,599,211
    Guangzhou R&F Properties Co., Ltd.................   4,977,932    7,298,416
    Guangzhou Shipyard International Co., Ltd.
       Class H........................................     530,000      935,529
#   Guodian Technology & Environment Group Co., Ltd.
       Class H........................................   2,974,000      666,548
    Haier Electronics Group Co., Ltd..................   2,542,000    7,275,222
    Hainan Meilan International Airport Co., Ltd.
       Class H........................................     596,000      519,548
#   Haitian International Holdings, Ltd...............   1,424,000    3,328,560
#   Hanergy Solar Group, Ltd..........................  48,496,000    7,597,278
    Harbin Electric Co., Ltd. Class H.................   4,400,587    2,953,036
    Henderson Investment, Ltd.........................     377,000       30,040
#*  Heng Tai Consumables Group, Ltd...................  18,666,383      336,595
    Hengan International Group Co., Ltd...............   1,355,622   14,511,514
#   Hengdeli Holdings, Ltd............................  10,988,800    1,910,262
#*  Hi Sun Technology China, Ltd......................     624,000      167,400
#*  Hidili Industry International Development, Ltd....   5,587,000      726,301
#   Hilong Holding, Ltd...............................   2,522,000    1,414,197
*   Hisense Kelon Electrical Holdings Co., Ltd.
       Class H........................................   1,924,000    2,447,792
#*  HKC Holdings, Ltd.................................  19,752,210      595,888
#   Honghua Group, Ltd................................   5,332,000    1,306,658
    Hopefluent Group Holdings, Ltd....................     515,973      178,575
#   Hopewell Highway Infrastructure, Ltd..............   3,852,528    1,987,140
#*  Hopson Development Holdings, Ltd..................   3,550,000    3,960,058
#   Hua Han Bio-Pharmaceutical Holdings, Ltd..........  12,005,135    3,348,502
*   Hua Lien International Holding Co., Ltd...........     558,000       30,660
#   Huabao International Holdings, Ltd................  10,678,986    7,781,899
#   Huadian Power International Corp., Ltd. Class H...   5,604,000    3,448,022
    Huaneng Power International, Inc. Class H.........   1,434,000    1,589,970
#   Huaneng Power International, Inc. Sponsored ADR...     106,517    4,719,768
#   Huaneng Renewables Corp., Ltd. Class H............  12,414,000    4,113,549
*   Huili Resources Group, Ltd........................     846,000      135,378
#*  Hunan Nonferrous Metal Corp., Ltd. Class H........   8,890,000    3,047,675
    Hutchison Harbour Ring, Ltd.......................   1,932,000      146,670
    Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 200,441,725  136,961,257
    Inspur International, Ltd.........................   2,180,000      460,104
#   Intime Retail Group Co., Ltd......................   4,260,500    3,969,547
    Jiangsu Expressway Co., Ltd. Class H..............   3,082,000    3,758,067
    Jiangxi Copper Co., Ltd. Class H..................   4,924,000    9,375,183
*   Jinchuan Group International Resources Co., Ltd...   1,141,000      129,128
    Jingwei Textile Machinery Class H.................   1,000,000      952,792
    Ju Teng International Holdings, Ltd...............   4,656,090    3,110,930

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Jutal Offshore Oil Services, Ltd....................  1,186,000 $   438,763
*   Kai Yuan Holdings, Ltd.............................. 16,790,000     273,387
    Kaisa Group Holdings, Ltd...........................  9,772,684   3,569,993
    Kasen International Holdings, Ltd...................    314,000      64,936
    Kingboard Chemical Holdings, Ltd....................  3,706,166   7,777,072
    Kingboard Laminates Holdings, Ltd...................  4,971,984   2,052,185
#*  Kingdee International Software Group Co., Ltd.......  5,767,600   1,998,954
#   Kingsoft Corp., Ltd.................................  2,757,000   8,136,312
    Kunlun Energy Co., Ltd.............................. 10,436,000  17,724,779
    KWG Property Holding, Ltd...........................  6,613,144   4,828,352
#*  Labixiaoxin Snacks Group, Ltd.......................  2,192,000     421,453
    Lai Fung Holdings, Ltd.............................. 24,807,000     580,003
    Le Saunda Holdings, Ltd.............................  1,218,000     570,911
    Lee & Man Chemical Co., Ltd.........................    821,339     448,576
    Lee & Man Paper Manufacturing, Ltd..................  7,199,200   4,376,524
#   Lenovo Group, Ltd................................... 14,846,000  20,289,215
*   Leoch International Technology, Ltd.................    907,000     198,893
#*  Li Ning Co., Ltd....................................  4,884,500   2,965,200
#*  Lianhua Supermarket Holdings Co., Ltd. Class H......  2,030,200   1,116,580
    Lijun International Pharmaceutical Holding Co.,
       Ltd..............................................  7,206,000   3,188,702
#*  Lingbao Gold Co., Ltd. Class H......................  1,494,000     261,961
*   LK Technology Holdings, Ltd.........................    712,500      71,250
    Longfor Properties Co., Ltd.........................  5,218,000   7,540,678
    Lonking Holdings, Ltd............................... 11,388,000   2,038,264
*   Loudong General Nice Resources China Holdings,
       Ltd..............................................  5,239,309     359,399
*   Maanshan Iron & Steel Co., Ltd. Class H.............  9,296,000   2,168,044
*   Madex International Holdings, Ltd...................  3,520,000      53,447
    Maoye International Holdings, Ltd...................  7,100,000   1,194,094
#   Metallurgical Corp. of China, Ltd. Class H.......... 12,523,000   2,742,411
#*  Microport Scientific Corp...........................  1,233,000     738,787
    MIE Holdings Corp...................................  4,960,000     843,290
    MIN XIN Holdings, Ltd...............................    596,000     324,322
#*  Mingfa Group International Co., Ltd.................  4,982,000   1,154,533
*   Mingyuan Medicare Development Co., Ltd..............  4,480,000     104,199
#   Minmetals Land, Ltd.................................  6,023,644     828,398
    Minth Group, Ltd....................................  2,171,000   4,141,874
#   MMG, Ltd............................................  9,112,000   3,630,005
    MOBI Development Co., Ltd...........................     34,000       7,089
*   Nan Hai Corp., Ltd.................................. 61,300,000     391,827
    Nanjing Panda Electronics Co., Ltd. Class H.........    166,000     107,348
#   Nature Home Holding Co., Ltd........................    654,000     107,632
#   NetDragon Websoft, Inc..............................    613,956   1,148,216
    New China Life Insurance Co., Ltd. Class H..........  1,603,200   5,806,445
    New World China Land, Ltd........................... 10,199,700   6,095,090
#   New World Department Store China, Ltd...............  2,186,538     963,305
#   Nine Dragons Paper Holdings, Ltd....................  9,105,000   7,479,896
#*  North Mining Shares Co., Ltd........................ 10,000,000     561,287
#   NVC Lighting Holdings, Ltd..........................  7,356,000   1,663,819
*   O-Net Communications Group, Ltd.....................  1,503,000     419,755
    Overseas Chinese Town Asia Holdings, Ltd............    357,817     131,575
#   Pacific Online, Ltd.................................  1,243,195     688,017
#   Parkson Retail Group, Ltd...........................  6,360,500   1,902,994
#*  PAX Global Technology, Ltd..........................    577,000     442,296

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- -----------
CHINA -- (Continued)
    Peak Sport Products Co., Ltd......................  3,192,000 $   845,302
#   PetroChina Co., Ltd. ADR..........................    229,733  29,651,638
    PetroChina Co., Ltd. Class H...................... 23,340,000  30,250,270
#   Phoenix Satellite Television Holdings, Ltd........  4,950,000   1,707,865
    PICC Property & Casualty Co., Ltd. Class H........  7,406,360  11,994,662
#   Ping An Insurance Group Co. of China, Ltd.
       Class H........................................  2,990,500  25,391,166
    Poly Property Group Co., Ltd...................... 11,116,068   5,379,973
#   Ports Design, Ltd.................................  1,736,000     742,863
*   Pou Sheng International Holdings, Ltd.............  3,881,609     339,731
*   Powerlong Real Estate Holdings, Ltd...............  5,528,715     831,655
*   Prosperity International Holdings HK, Ltd.........  4,900,000     156,853
    Qingling Motors Co., Ltd. Class H.................  1,688,000     506,957
    Qunxing Paper Holdings Co., Ltd...................    854,211      41,663
*   Real Gold Mining, Ltd.............................    640,000      21,719
    Real Nutriceutical Group, Ltd.....................  4,279,000   1,047,269
    Regent Manner International Holdings, Ltd.........  2,926,000     675,807
#*  Renhe Commercial Holdings Co., Ltd................ 64,491,077   3,187,070
#   REXLot Holdings, Ltd.............................. 41,293,724   4,298,622
    Road King Infrastructure, Ltd.....................  1,179,000   1,101,505
    Samson Holding, Ltd...............................  4,377,000     558,869
*   Sany Heavy Equipment International Holdings Co.,
       Ltd............................................  4,530,500   1,062,338
    Sateri Holdings, Ltd..............................     23,000       4,461
    Scud Group, Ltd...................................  1,110,000     160,087
#*  Semiconductor Manufacturing International Corp.... 98,446,955   8,928,103
*   Semiconductor Manufacturing International Corp.
       ADR............................................    173,964     791,536
    Shandong Chenming Paper Holdings, Ltd. Class H....  1,952,022     922,928
*   Shandong Molong Petroleum Machinery Co., Ltd.
       Class H........................................  1,181,728     711,949
    Shandong Weigao Group Medical Polymer Co., Ltd.
       Class H........................................  3,088,000   3,167,491
#   Shanghai Electric Group Co., Ltd. Class H......... 10,286,000   4,550,372
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
       Class H........................................    618,000   2,039,243
    Shanghai Industrial Holdings, Ltd.................  2,523,000   8,397,045
#*  Shanghai Industrial Urban Development Group, Ltd..  8,157,025   1,675,241
#   Shanghai Jin Jiang International Hotels Group
       Co., Ltd. Class H..............................  7,004,000   2,193,674
    Shanghai Pharmaceuticals Holding Co., Ltd.
       Class H........................................  2,017,700   3,744,580
    Shanghai Prime Machinery Co., Ltd. Class H........  1,820,000     293,874
*   Shanghai Zendai Property, Ltd.....................  6,120,000      97,333
    Shengli Oil & Gas Pipe Holdings, Ltd..............  5,242,500     383,345
    Shenguan Holdings Group, Ltd......................  3,748,000   1,421,411
    Shenzhen Expressway Co., Ltd. Class H.............  3,204,000   1,938,545
    Shenzhen International Holdings, Ltd..............  4,657,885   5,745,198
    Shenzhen Investment, Ltd.......................... 14,728,455   5,071,280
#   Shenzhou International Group Holdings, Ltd........  1,081,000   3,403,210
    Shimao Property Holdings, Ltd.....................  6,068,683  13,953,360
#*  Shougang Concord International Enterprises Co.,
       Ltd............................................ 24,674,100   1,182,343
#   Shougang Fushan Resources Group, Ltd.............. 17,696,461   4,620,041
    Shui On Land, Ltd................................. 19,981,276   5,332,587
#*  Shunfeng Photovoltaic International, Ltd..........  1,668,000   1,850,778
    Sichuan Expressway Co., Ltd. Class H..............  4,116,000   1,373,430
    Sihuan Pharmaceutical Holdings Group, Ltd......... 13,934,000   8,542,055
*   Sijia Group Co....................................    893,399      29,626
    Silver Grant International Industries, Ltd........  4,466,000     593,767
*   SIM Technology Group, Ltd.........................  5,367,000     300,702
    Sino Biopharmaceutical, Ltd.......................  8,963,999   7,706,040

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#*  Sino Oil And Gas Holdings, Ltd..................... 53,867,234 $  1,715,400
#   Sino-Ocean Land Holdings, Ltd...................... 18,169,834   10,611,644
#*  Sinofert Holdings, Ltd............................. 11,832,673    1,665,152
*   Sinolink Worldwide Holdings, Ltd...................  3,813,492      341,922
#   SinoMedia Holding, Ltd.............................  1,167,258      894,604
#   Sinopec Kantons Holdings, Ltd......................  3,422,000    2,530,192
    Sinopec Shanghai Petrochemical Co., Ltd. Class H... 4,443,000 1,355,674 Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................     39,923    1,230,012
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...  5,204,999    1,188,747
    Sinopharm Group Co., Ltd. Class H..................  2,857,200    8,390,893
*   Sinotrans Shipping, Ltd............................  7,724,500    2,124,750
    Sinotrans, Ltd. Class H............................  7,912,000    4,900,153
    Sinotruk Hong Kong, Ltd............................  3,827,500    2,024,200
    SITC International Holdings Co., Ltd...............  2,068,000      909,170
    Skyworth Digital Holdings, Ltd.....................  9,865,839    4,869,803
*   Smartac Group China Holdings, Ltd..................  2,728,000      115,587
    SMI Corp., Ltd..................................... 14,456,000      548,509
    SOHO China, Ltd....................................  8,469,339    7,109,109
*   Solargiga Energy Holdings, Ltd.....................  9,232,000      478,966
*   Sparkle Roll Group, Ltd............................  6,520,000      344,475
    Springland International Holdings, Ltd.............  1,529,000      630,175
#   SPT Energy Group, Inc..............................  2,996,000    1,581,432
    SRE Group, Ltd..................................... 14,737,714      460,390
#   Sun Art Retail Group, Ltd..........................  4,579,500    5,699,052
    Sun King Power Electronics Group...................    118,000        8,318
#   Sunac China Holdings, Ltd..........................  8,054,000    6,594,119
#   Sunny Optical Technology Group Co., Ltd............  2,611,000    3,420,573
#*  Superb Summit International Group, Ltd.............  1,350,000      167,411
    TCC International Holdings, Ltd....................  5,291,997    2,445,534
    TCL Communication Technology Holdings, Ltd.........  2,429,100    3,023,151
#*  TCL Multimedia Technology Holdings, Ltd............  3,145,200    1,156,143
    Tencent Holdings, Ltd..............................  9,231,600  149,802,070
    Tenfu Cayman Holdings Co., Ltd.....................    101,000       42,587
#   Texhong Textile Group, Ltd.........................  1,839,500    1,392,272
    Tian An China Investment Co., Ltd..................    896,357      669,363
    Tian Shan Development Holding, Ltd.................  1,238,000      530,665
#   Tiangong International Co., Ltd....................  6,274,056    1,360,853
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,310,000      929,208
#   Tianjin Development Hldgs, Ltd.....................  1,873,800    1,526,960
    Tianjin Jinran Public Utilities Co., Ltd. Class H..  2,010,000      455,487
    Tianjin Port Development Holdings, Ltd............. 10,343,200    1,696,726
    Tianneng Power International, Ltd..................  3,937,952    1,510,158
#   Tibet 5100 Water Resources Holdings, Ltd...........  2,339,000      807,646
    Tingyi Cayman Islands Holding Corp.................  3,742,000   10,643,612
#   Tomson Group, Ltd..................................  1,062,448      289,526
#   Tong Ren Tang Technologies Co., Ltd. Class H.......  1,996,000    2,834,303
    Tongda Group Holdings, Ltd.........................  9,100,000    1,295,409
    Tonly Electronics Holdings, Ltd....................    268,720      210,933
    Towngas China Co., Ltd.............................  3,853,000    4,441,328
#   TPV Technology, Ltd................................  3,810,578      823,883
    Travelsky Technology, Ltd. Class H.................  3,595,938    3,246,174
#   Trigiant Group, Ltd................................  3,272,000      944,690
*   Trony Solar Holdings Co., Ltd......................  2,133,000       32,476

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Truly International Holdings, Ltd................  5,669,000 $    3,410,534
    Tsingtao Brewery Co., Ltd. Class H...............    530,000      4,304,668
#   Uni-President China Holdings, Ltd................  3,649,308      2,994,636
#*  United Energy Group, Ltd.........................  9,287,550      1,373,293
*   V1 Group, Ltd.................................... 19,290,600      1,808,961
#*  Wanda Commercial Properties Group Co., Ltd.......     43,000         13,852
    Wanguo International Mining Group, Ltd...........     58,000         20,796
    Want Want China Holdings, Ltd.................... 12,330,000     16,868,550
    Wasion Group Holdings, Ltd.......................  2,504,000      1,986,852
#   Weichai Power Co., Ltd. Class H..................  1,646,280      7,152,465
    Weiqiao Textile Co. Class H......................  2,412,000      1,286,909
#   Welling Holding, Ltd.............................  5,670,000      1,630,857
    West China Cement, Ltd........................... 14,894,000      1,808,631
*   Winsway Enterprises Holdings, Ltd................  8,131,000        506,144
    World Wide Touch Technology Holdings, Ltd........  4,692,000        191,739
#   Wumart Stores, Inc. Class H......................  1,429,000      1,270,230
    Xiamen International Port Co., Ltd. Class H......  5,097,338        934,495
    Xiao Nan Guo Restaurants Holdings, Ltd...........    326,000         39,631
    Xingda International Holdings, Ltd...............  4,868,000      1,949,696
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H........................................    786,000        664,879
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H........................................  2,238,200      2,540,758
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H........................................  3,677,000        976,825
#*  Xiwang Property Holdings Co., Ltd................  1,750,005        127,078
    Xiwang Special Steel Co., Ltd....................    990,000        135,836
    XTEP International Holdings, Ltd.................  3,155,500      1,348,453
*   Yanchang Petroleum International, Ltd............ 18,410,000        918,665
#   Yanzhou Coal Mining Co., Ltd. Class H............  6,654,000      5,429,620
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    214,102      1,734,226
    Yingde Gases Group Co., Ltd......................  3,946,500      4,307,376
    Yip's Chemical Holdings, Ltd.....................  1,318,000        859,089
    Youyuan International Holdings, Ltd..............    941,600        205,068
    Yuanda China Holdings, Ltd.......................  4,226,000        319,947
    Yuexiu Property Co., Ltd......................... 28,184,800      6,315,315
#   Yuexiu Transport Infrastructure, Ltd.............  3,011,415      1,976,640
#   Yuzhou Properties Co., Ltd.......................  4,780,800      1,107,766
*   Zall Development Group, Ltd......................  2,023,000        718,856
#   Zhaojin Mining Industry Co., Ltd.................  3,922,166      2,434,975
    Zhejiang Expressway Co., Ltd. Class H............  5,928,000      6,426,977
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H........................................    555,000        347,658
    Zhong An Real Estate, Ltd........................  4,362,444        742,077
#   Zhongsheng Group Holdings, Ltd...................  1,896,000      2,400,185
    Zhuzhou CSR Times Electric Co., Ltd. Class H.....  1,355,250      4,643,695
    Zijin Mining Group Co., Ltd. Class H............. 16,988,000      4,434,067
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.......................................  5,984,400      3,761,492
#   ZTE Corp. Class H................................  1,801,460      3,745,253
                                                                 --------------
TOTAL CHINA..........................................             2,460,915,487
                                                                 --------------
COLOMBIA -- (0.5%)
    Almacenes Exito SA...............................    713,989     11,527,334
    Banco de Bogota SA...............................     46,697      1,741,734
    Bancolombia SA...................................    497,347      7,499,644
    Bancolombia SA Sponsored ADR.....................    324,032     20,222,837
    Bolsa de Valores de Colombia.....................  1,578,206         20,939

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
    Celsia SA ESP........................................    42,918 $   139,268
    Cementos Argos SA.................................... 1,228,041   7,197,808
*   Cemex Latam Holdings SA..............................   249,724   2,461,652
    Constructora Conconcreto SA..........................    19,345      15,771
    Corp. Financiera Colombiana SA.......................    14,096     289,920
    Ecopetrol SA.........................................   840,865   1,424,781
#   Ecopetrol SA Sponsored ADR...........................   420,832  14,198,872
    Empresa de Energia de Bogota SA ESP.................. 2,709,149   2,417,923
    Empresa de Telecomunicaciones de Bogota..............   812,388     219,465
*   Fabricato SA......................................... 9,525,507      89,330
    Grupo Aval Acciones y Valores........................   896,713     659,367
    Grupo de Inversiones Suramericana SA.................    41,679     928,300
    Grupo Nutresa SA.....................................    87,924   1,269,613
    Grupo Odinsa SA......................................    10,651      44,834
    Interconexion Electrica SA ESP....................... 1,287,957   6,334,288
    Isagen SA ESP........................................ 3,838,190   6,636,451
    Mineros SA...........................................    17,511      27,012
                                                                    -----------
TOTAL COLOMBIA...........................................            85,367,143
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................   480,857  13,609,824
    Fortuna Entertainment Group NV.......................    41,518     253,096
    Komercni Banka A.S...................................    68,876  14,932,811
    O2 Czech Republic AS.................................   476,865   6,281,746
    Pegas Nonwovens SA...................................    52,502   1,578,224
    Philip Morris CR A.S.................................     1,686     850,497
*   Unipetrol A.S........................................   201,723   1,245,784
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            38,751,982
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR....... 1,003,451   5,841,283
*   Egyptian Financial Group-Hermes Holding GDR..........    13,261      59,845
*   Global Telecom Holding SAE GDR....................... 1,219,992   4,237,185
                                                                    -----------
TOTAL EGYPT..............................................            10,138,313
                                                                    -----------
GREECE -- (0.5%)
    Aegean Airlines SA...................................   154,107   1,288,644
*   Alpha Bank AE........................................ 8,217,518   6,566,109
*   Astir Palace Hotel SA................................    41,272     219,857
    Athens Water Supply & Sewage Co. SA (The)............    47,112     602,933
*   Attica Bank..........................................   385,386      64,758
*   Corinth Pipeworks SA.................................    20,472      40,177
*   Ellaktor SA..........................................     7,824      39,632
    Elval - Hellenic Aluminium Industry SA...............     3,461       8,007
*   Folli Follie SA......................................   168,696   7,053,562
*   Fourlis Holdings SA..................................    63,668     450,916
*   Frigoglass SA........................................    76,998     360,907
*   GEK Terna Holding Real Estate Construction SA........    72,581     360,706
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding............................................   317,893   3,144,959
    Hellenic Petroleum SA................................   521,672   4,084,278
*   Hellenic Telecommunications Organization SA..........   999,167  13,696,240
*   Intracom Holdings SA.................................   321,392     284,016

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
*   Intralot SA-Integrated Lottery Systems & Services....   344,106 $   848,858
*   JUMBO SA.............................................   469,119   7,017,410
*   Lamda Development SA.................................     9,336      62,398
*   Marfin Investment Group Holdings SA.................. 4,779,275   2,831,171
    Metka SA.............................................    75,608   1,218,811
    Motor Oil Hellas Corinth Refineries SA...............   196,575   2,116,358
*   Mytilineos Holdings SA...............................    27,755     237,495
*   National Bank of Greece SA........................... 1,120,396   3,566,769
#*  National Bank of Greece SA ADR.......................   797,946   2,585,345
    OPAP SA..............................................   692,286  11,281,836
*   Piraeus Bank SA...................................... 3,010,560   6,325,172
    Piraeus Port Authority...............................     7,486     169,868
*   Public Power Corp. SA................................   529,775   7,733,179
    Sarantis SA..........................................     5,137      54,743
*   Sidenor Holdings SA..................................     5,430      10,356
    Terna Energy SA......................................   102,080     528,158
    Thessaloniki Water Supply & Sewage Co. SA............     3,856      22,569
    Titan Cement Co. SA..................................   262,148   8,036,891
                                                                    -----------
TOTAL GREECE.............................................            92,913,088
                                                                    -----------
HUNGARY -- (0.2%)
#*  CIG Pannonia Life Insurance P.L.C. Class A...........     5,747       5,607
*   Danubius Hotel and SpA P.L.C.........................     6,208     144,705
*   FHB Mortgage Bank P.L.C..............................    98,501     304,565
*   Magyar Telekom Telecommunications P.L.C.............. 1,823,002   2,893,490
#*  Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR................................................    36,206     287,114
    MOL Hungarian Oil and Gas P.L.C......................   119,595   5,784,029
#   OTP Bank P.L.C....................................... 1,067,617  18,504,283
*   PannErgy.............................................    73,661      97,180
    Richter Gedeon Nyrt..................................   430,441   7,062,884
                                                                    -----------
TOTAL HUNGARY............................................            35,083,857
                                                                    -----------
INDIA -- (7.7%)
*   3M India, Ltd........................................     3,252     263,043
    Aban Offshore, Ltd...................................   150,571   1,904,372
    ABB India, Ltd.......................................   139,711   2,390,713
*   ABG Shipyard, Ltd....................................   115,483     480,659
    ACC, Ltd.............................................   237,681   5,449,417
    Adani Enterprises, Ltd...............................   848,716   6,019,415
    Adani Ports and Special Economic Zone, Ltd........... 1,705,265   7,287,878
*   Adani Power, Ltd..................................... 3,327,730   3,091,882
    Aditya Birla Nuvo, Ltd...............................   218,616   5,304,076
*   Advanta, Ltd.........................................    66,676     334,363
    Agro Tech Foods, Ltd.................................    32,423     302,659
    Ahmednagar Forgings, Ltd.............................     3,598      16,689
    AIA Engineering, Ltd.................................    98,002   1,248,300
    Ajanta Pharma, Ltd...................................    69,526   1,844,898
    Akzo Nobel India, Ltd................................    32,864     563,863
    Alembic Pharmaceuticals, Ltd.........................   336,138   1,942,082
    Allahabad Bank.......................................   915,336   1,818,827
    Allcargo Logistics, Ltd..............................     4,494      17,937
    Alok Industries, Ltd................................. 5,583,532   1,128,164

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Alstom India, Ltd....................................   104,518 $   918,425
    Amara Raja Batteries, Ltd............................   343,500   2,773,320
    Ambuja Cements, Ltd.................................. 3,102,973  10,513,852
    Amtek Auto, Ltd......................................   461,792   1,963,433
    Amtek India, Ltd.....................................   138,097     207,484
*   Anant Raj, Ltd.......................................   942,384     971,833
    Andhra Bank..........................................   800,327   1,082,228
    Apollo Hospitals Enterprise, Ltd.....................   277,636   4,600,468
    Apollo Tyres, Ltd.................................... 1,829,625   5,219,275
    Arvind, Ltd.......................................... 1,335,767   5,040,155
*   Asahi India Glass, Ltd...............................    99,585     146,934
*   Ashok Leyland, Ltd................................... 8,823,200   4,989,176
    Asian Hotels East, Ltd...............................     2,605       9,234
    Asian Paints, Ltd....................................   640,686   6,615,193
    Atul, Ltd............................................    28,099     551,499
    Aurobindo Pharma, Ltd................................   792,986   9,250,981
    Automotive Axles, Ltd................................     5,791      59,315
    Axis Bank, Ltd....................................... 4,488,760  29,065,968
    Bajaj Auto, Ltd......................................   222,340   7,619,605
    Bajaj Corp., Ltd.....................................    73,487     278,049
    Bajaj Electricals, Ltd...............................   208,168     988,013
    Bajaj Finance, Ltd...................................    28,762   1,049,767
    Bajaj Finserv, Ltd...................................   199,581   3,114,747
*   Bajaj Hindusthan, Ltd................................ 1,195,421     479,550
    Bajaj Holdings & Investment, Ltd.....................   119,916   2,568,003
    Balkrishna Industries, Ltd...........................    96,711   1,250,447
    Ballarpur Industries, Ltd............................ 1,310,656     360,500
    Balmer Lawrie & Co., Ltd.............................    43,449     394,676
    Balrampur Chini Mills, Ltd...........................   900,409   1,121,327
    Bank of Baroda.......................................   410,912   5,829,600
    Bank of India........................................   925,198   4,145,587
    Bank Of Maharashtra..................................   479,162     366,340
    Bannari Amman Sugars, Ltd............................     3,050      46,301
    BASF India, Ltd......................................    38,735     544,272
    Bata India, Ltd......................................    84,622   1,754,356
    BEML, Ltd............................................    98,536   1,029,371
    Berger Paints India, Ltd.............................   471,791   2,335,476
    BGR Energy Systems, Ltd..............................   131,573     392,237
    Bharat Electronics, Ltd..............................    57,139   1,660,608
    Bharat Forge, Ltd....................................   663,273   7,864,998
    Bharat Heavy Electricals, Ltd........................ 2,440,270   9,139,821
    Bharat Petroleum Corp., Ltd..........................   725,403   6,914,203
*   Bharti Airtel, Ltd................................... 1,904,919  11,708,023
    Bhushan Steel, Ltd...................................   334,343   2,174,706
    Biocon, Ltd..........................................   442,068   3,419,602
    Birla Corp., Ltd.....................................    48,901     306,282
    Blue Dart Express, Ltd...............................    11,777     748,148
    Blue Star, Ltd.......................................    97,482     462,016
    Bombay Dyeing & Manufacturing Co., Ltd...............   675,229     789,599
*   Bombay Rayon Fashions, Ltd...........................    14,294      37,696
    Bosch, Ltd...........................................    19,618   4,332,170
    Britannia Industries, Ltd............................   149,197   2,808,446
    Cadila Healthcare, Ltd...............................   178,383   3,297,927

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Cairn India, Ltd..................................... 2,180,042 $11,348,151
    Canara Bank..........................................   662,147   4,315,092
    Capital First, Ltd...................................    73,894     297,565
    Carborundum Universal, Ltd...........................   136,424     386,863
    Ceat, Ltd............................................    34,451     295,181
    Central Bank Of India................................ 1,200,049   1,379,289
    Century Plyboards India, Ltd.........................    47,059      66,950
    Century Textiles & Industries, Ltd...................   310,285   3,060,521
    CESC, Ltd............................................   403,869   4,285,026
    Chambal Fertilizers & Chemicals, Ltd.................   881,891     826,896
*   Chennai Petroleum Corp., Ltd.........................   154,017     213,650
    Cholamandalam Investment and Finance Co., Ltd........    56,126     383,354
    Cipla, Ltd........................................... 1,428,860  10,754,145
*   City Union Bank, Ltd................................. 1,034,709   1,268,543
    Clariant Chemicals India, Ltd........................    36,980     497,355
    Claris Lifesciences, Ltd.............................     2,295       6,425
    CMC, Ltd.............................................    32,866   1,038,057
    Colgate-Palmolive India, Ltd.........................   114,831   2,974,246
    Container Corp. Of India.............................   200,268   4,283,307
    Coromandel International, Ltd........................   314,379   1,247,396
    Corp. Bank...........................................   196,531   1,151,326
    Cox & Kings, Ltd.....................................   270,799   1,176,358
    CRISIL, Ltd..........................................     1,656      48,551
    Crompton Greaves, Ltd................................ 1,786,062   5,716,065
    Cummins India, Ltd...................................   248,290   2,565,596
    Cyient, Ltd..........................................   104,234     659,838
    Dabur India, Ltd.....................................   799,230   2,711,448
    Dalmia Bharat, Ltd...................................    32,421     237,520
    DB Corp., Ltd........................................    49,844     266,584
*   DB Realty, Ltd.......................................   595,126     795,660
*   DCB Bank, Ltd........................................ 1,228,069   1,667,203
    DCM Shriram, Ltd.....................................   121,185     349,473
    Deepak Fertilisers & Petrochemicals Corp., Ltd.......   128,054     345,565
    Delta Corp., Ltd.....................................   741,177   1,126,230
*   DEN Networks, Ltd....................................   277,867     980,523
    Dena Bank............................................   296,752     330,657
    Dewan Housing Finance Corp., Ltd.....................   108,094     629,612
*   Dish TV India, Ltd................................... 1,887,037   1,816,094
    Dishman Pharmaceuticals & Chemicals, Ltd.............    13,005      30,820
    Divi's Laboratories, Ltd.............................   158,842   3,895,017
    DLF, Ltd............................................. 2,338,913   7,584,863
    Dr Reddy's Laboratories, Ltd.........................   137,068   6,358,772
#   Dr Reddy's Laboratories, Ltd. ADR....................   181,519   8,122,975
    Dredging Corp. Of India, Ltd.........................    21,104     156,050
    eClerx Services, Ltd.................................    45,904     985,108
    Edelweiss Financial Services, Ltd....................   357,029     360,735
*   Educomp Solutions, Ltd...............................   248,783     127,883
    Eicher Motors, Ltd...................................    29,506   4,116,937
*   EID Parry India, Ltd.................................   227,922     723,640
    EIH, Ltd.............................................   420,000     697,789
*   Elder Pharmaceuticals, Ltd...........................    24,837      76,362
    Electrosteel Castings, Ltd...........................   198,773      97,065
*   Electrosteel Steels, Ltd.............................    48,436       4,544

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Elgi Equipments, Ltd..................................    52,370 $  104,299
    Emami, Ltd............................................   148,890  1,330,375
    Engineers India, Ltd..................................   474,912  2,187,456
    Entertainment Network India, Ltd......................    43,763    316,104
*   Era Infra Engineering, Ltd............................   322,573    114,758
*   Eros International Media, Ltd.........................   154,905    561,319
    Escorts, Ltd..........................................   393,253    765,518
    Ess Dee Aluminium, Ltd................................   117,801  1,042,920
*   Essar Oil, Ltd........................................ 1,729,249  3,277,377
    Essar Ports, Ltd......................................   201,111    303,640
*   Essar Shipping, Ltd...................................    67,656     23,561
    Essel Propack, Ltd....................................    87,861    150,456
    Exide Industries, Ltd................................. 1,017,404  2,745,593
    FAG Bearings India, Ltd...............................    15,509    679,746
    FDC, Ltd..............................................   315,616    730,172
    Federal Bank, Ltd..................................... 3,547,580  6,990,587
*   Federal-Mogul Goetze India, Ltd.......................    18,608     82,183
    Financial Technologies India, Ltd.....................   158,498    814,634
    Finolex Cables, Ltd...................................   429,637  1,467,561
    Finolex Industries, Ltd...............................   313,437  1,438,174
*   Firstsource Solutions, Ltd............................   380,774    240,667
*   Fortis Healthcare, Ltd................................   611,197  1,187,056
*   Future Consumer Enterprise, Ltd.......................   103,296     16,685
*   Future Lifestyle Fashions, Ltd........................     6,032      9,436
    Future Retail, Ltd....................................    92,049    188,334
    GAIL India, Ltd....................................... 1,288,652  9,197,605
*   Gammon India, Ltd.....................................    94,007     45,204
*   Gammon Infrastructure Projects, Ltd...................    49,116      9,921
    Gateway Distriparks, Ltd..............................   247,632    954,249
    Gillette India, Ltd...................................    12,070    458,852
*   Gitanjali Gems, Ltd...................................   286,011    333,858
    GlaxoSmithKline Consumer Healthcare, Ltd..............    12,396  1,000,846
    Glenmark Pharmaceuticals, Ltd.........................   228,198  2,467,215
    GMR Infrastructure, Ltd............................... 5,748,041  2,542,235
    Godfrey Phillips India, Ltd...........................     5,046    220,730
    Godrej Consumer Products, Ltd.........................   228,967  3,161,676
    Godrej Industries, Ltd................................   355,326  1,952,904
    Godrej Properties, Ltd................................   167,867    631,502
*   Gokul Refoils & Solvent, Ltd..........................    26,948      7,818
    Graphite India, Ltd...................................   138,054    250,405
    Grasim Industries, Ltd................................    28,007  1,483,756
    Great Eastern Shipping Co., Ltd. (The)................   281,696  1,702,543
    Greaves Cotton, Ltd...................................   396,727    745,936
    Grindwell Norton, Ltd.................................    11,963     82,567
    Gruh Finance, Ltd.....................................   125,380    428,260
*   GTL Infrastructure, Ltd............................... 1,083,313     46,478
    Gujarat Alkalies & Chemicals, Ltd.....................   146,186    503,515
    Gujarat Fluorochemicals, Ltd..........................    77,756    674,360
    Gujarat Gas Co., Ltd..................................    65,215    469,404
    Gujarat Industries Power Co., Ltd.....................    78,519    111,561
    Gujarat Mineral Development Corp., Ltd................   327,259    829,749
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...   239,787    365,019
*   Gujarat NRE Coke, Ltd................................. 1,308,535    235,657

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   Gujarat Pipavav Port, Ltd............................   473,491 $ 1,135,149
    Gujarat State Fertilisers & Chemicals, Ltd...........   646,643     814,354
    Gujarat State Petronet, Ltd..........................   969,310   1,423,163
    Gulf Oil Corp., Ltd..................................    31,092      79,298
*   Gulf Oil Lubricants India, Ltd.......................    31,092     128,920
*   GVK Power & Infrastructure, Ltd...................... 6,054,079   1,419,781
*   Hathway Cable & Datacom, Ltd.........................   229,070   1,202,944
    Havells India, Ltd...................................   240,980   4,760,894
    HBL Power Systems, Ltd...............................    32,202      10,044
*   HCL Infosystems, Ltd.................................   487,859     591,586
    HCL Technologies, Ltd................................   805,969  20,719,612
    HDFC Bank, Ltd....................................... 2,994,559  40,797,773
    HEG, Ltd.............................................    32,827     145,236
*   HeidelbergCement India, Ltd..........................   170,021     173,041
    Hero MotoCorp, Ltd...................................   191,430   8,216,279
*   Hexa Tradex, Ltd.....................................    69,387      42,420
    Hexaware Technologies, Ltd........................... 1,419,762   3,318,555
    Hikal, Ltd...........................................     1,140      11,373
*   Himachal Futuristic Communications, Ltd.............. 2,414,682     575,371
*   Himadri Chemicals & Industries, Ltd..................    17,764       8,160
    Hindalco Industries, Ltd............................. 6,953,424  21,906,352
    Hinduja Global Solutions, Ltd........................    10,967     114,202
    Hinduja Ventures, Ltd................................    10,967      57,011
*   Hindustan Construction Co., Ltd...................... 2,773,413   1,813,606
*   Hindustan Oil Exploration Co., Ltd...................   131,920     114,345
    Hindustan Petroleum Corp., Ltd.......................   409,764   2,685,019
    Hindustan Unilever, Ltd..............................   252,215   2,840,915
    Honeywell Automation India, Ltd......................     7,379     607,173
*   Hotel Leela Venture, Ltd.............................   365,088     151,697
*   Housing Development & Infrastructure, Ltd............ 2,129,437   3,257,875
    HSIL, Ltd............................................    81,520     327,169
    HT Media, Ltd........................................   135,069     235,521
    ICICI Bank, Ltd......................................   376,231   9,079,840
    ICICI Bank, Ltd. Sponsored ADR.......................   621,150  31,069,923
    IDBI Bank, Ltd....................................... 1,806,750   2,648,921
    Idea Cellular, Ltd................................... 2,797,341   7,192,482
    IDFC, Ltd............................................ 1,943,833   4,846,664
    IFCI, Ltd............................................ 1,168,454     728,974
    IIFL Holdings, Ltd...................................   801,806   1,720,255
    IL&FS Transportation Networks, Ltd...................    12,316      46,773
    India Cements, Ltd. (The)............................ 1,539,475   2,602,666
    Indiabulls Housing Finance, Ltd......................   378,779   2,538,715
*   Indiabulls Infrastructure and Power, Ltd............. 2,185,548     197,971
    Indiabulls Real Estate, Ltd..........................   740,864     954,963
    Indian Bank..........................................   591,070   1,434,063
*   Indian Hotels Co., Ltd............................... 1,856,292   2,885,382
    Indian Oil Corp., Ltd................................ 1,181,824   6,468,639
    Indian Overseas Bank................................. 1,144,894   1,318,171
    Indo Rama Synthetics India...........................    25,048       9,803
    Indoco Remedies, Ltd.................................   107,955     425,330
    Indraprastha Gas, Ltd................................   288,028   1,775,436
    IndusInd Bank, Ltd...................................   878,135   8,022,822
    Info Edge India, Ltd.................................    84,161     954,033

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Infosys, Ltd.........................................   350,764 $19,379,943
#   Infosys, Ltd. Sponsored ADR..........................   875,587  47,999,679
    ING Vysya Bank, Ltd..................................    84,082     852,200
    Ingersoll-Rand India, Ltd............................    31,787     299,198
*   International Paper APPM, Ltd........................    13,196      64,357
    Ipca Laboratories, Ltd...............................   147,825   1,720,296
    IRB Infrastructure Developers, Ltd...................   658,878   2,769,899
    ITC, Ltd............................................. 3,760,511  22,089,587
    Jagran Prakashan, Ltd................................   199,844     391,262
    Jai Corp., Ltd.......................................    20,390      31,748
    Jain Irrigation Systems, Ltd......................... 2,034,662   3,420,590
    Jaiprakash Associates, Ltd........................... 8,060,733   7,730,061
*   Jaiprakash Power Ventures, Ltd....................... 3,013,712     940,064
    Jammu & Kashmir Bank, Ltd. (The).....................   125,032   3,277,228
    Jaypee Infratech, Ltd................................ 1,418,159     760,649
    JB Chemicals & Pharmaceuticals, Ltd..................    70,265     202,421
    JBF Industries, Ltd..................................    72,755     160,909
    Jindal Drilling & Industries, Ltd....................     7,661      31,279
    Jindal Poly Films, Ltd...............................    71,897     312,379
*   Jindal Poly Investment & Finance Co., Ltd............    17,974      49,596
    Jindal Saw, Ltd......................................   925,870   1,172,334
*   Jindal Stainless, Ltd................................   188,806     151,210
    Jindal Steel & Power, Ltd............................ 1,575,890   7,114,239
    JK Cement, Ltd.......................................    35,088     222,944
    JK Lakshmi Cement, Ltd...............................   218,555     890,994
    JK Tyre & Industries, Ltd............................    67,266     340,458
    JM Financial, Ltd.................................... 1,709,961   1,144,601
    JSW Energy, Ltd...................................... 2,675,847   3,325,034
    JSW Steel, Ltd.......................................   537,269  10,408,169
*   Jubilant Foodworks, Ltd..............................   104,875   2,158,975
    Jubilant Life Sciences, Ltd..........................   274,570     846,155
    Jyothy Laboratories, Ltd.............................   229,782     686,000
    Kajaria Ceramics, Ltd................................   136,574   1,416,733
    Kakinada Fertilizers, Ltd............................   245,677       8,533
    Kalpataru Power Transmission, Ltd....................   166,706     442,751
    Kansai Nerolac Paints, Ltd...........................     1,881      49,387
    Karnataka Bank, Ltd. (The)...........................   831,047   1,736,324
    Karur Vysya Bank, Ltd. (The).........................   111,785     888,340
    Kaveri Seed Co., Ltd.................................   118,375   1,422,711
    KEC International, Ltd...............................   492,597     974,979
*   Kesoram Industries, Ltd..............................   108,037     195,920
    Kewal Kiran Clothing, Ltd............................        41       1,194
    Kirloskar Brothers, Ltd..............................     2,275      10,800
    Kirloskar Industries, Ltd............................       867       5,405
    Kirloskar Oil Engines, Ltd...........................    83,823     364,717
    Kotak Mahindra Bank, Ltd............................. 1,299,511  20,320,056
    KPIT Technologies, Ltd...............................   825,034   2,099,418
    KRBL, Ltd............................................    13,133      17,173
    KSB Pumps, Ltd.......................................    13,268     116,728
*   KSK Energy Ventures, Ltd.............................    42,495      69,647
    Lakshmi Machine Works, Ltd...........................    15,340     956,281
    Lakshmi Vilas Bank, Ltd. (The).......................   199,284     272,823
*   Lanco Infratech, Ltd................................. 3,642,715     555,320

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Larsen & Toubro, Ltd................................  1,289,058 $31,739,151
    Larsen & Toubro, Ltd. GDR...........................     22,185     540,793
    LIC Housing Finance, Ltd............................    531,645   2,529,268
    Lupin, Ltd..........................................    253,549   4,934,813
*   Mahanagar Telephone Nigam...........................    361,428     178,721
#*  Mahanagar Telephone Nigam ADR.......................     32,600      29,666
    Maharashtra Seamless, Ltd...........................     86,693     435,275
    Mahindra & Mahindra Financial Services, Ltd.........    423,025   1,638,805
    Mahindra & Mahindra, Ltd............................  1,429,751  28,063,745
    Mahindra Holidays & Resorts India, Ltd..............     36,418     175,812
    Mahindra Lifespace Developers, Ltd..................     34,802     336,968
    Man Infraconstruction, Ltd..........................      2,502       6,689
    Manaksia, Ltd.......................................     20,016      26,462
    Mandhana Industries, Ltd............................     48,996     191,968
*   Mangalore Refinery & Petrochemicals, Ltd............  1,517,638   1,623,147
*   Marico Kaya Enterprises, Ltd........................      6,843      33,265
    Marico, Ltd.........................................    424,910   1,787,476
    Maruti Suzuki India, Ltd............................    300,297  12,449,405
    MAX India, Ltd......................................    611,667   3,091,051
    McLeod Russel India, Ltd............................    238,161   1,102,154
*   Mercator, Ltd.......................................    500,673     273,871
    Merck, Ltd..........................................      9,839     116,559
    MindTree, Ltd.......................................    192,019   3,330,966
    MOIL, Ltd...........................................     18,361      90,676
    Monnet Ispat & Energy, Ltd..........................     67,077     141,802
    Monsanto India, Ltd.................................     28,703     942,200
    Motherson Sumi Systems, Ltd.........................    982,734   5,893,818
    Motilal Oswal Financial Services, Ltd...............     16,385      60,401
    Mphasis, Ltd........................................    242,499   1,820,915
    MRF, Ltd............................................      8,254   3,167,274
*   Nagarjuna Oil Refinery, Ltd.........................    223,343      17,107
    Natco Pharma, Ltd...................................     83,097   1,476,713
    National Aluminium Co., Ltd.........................  1,743,240   1,663,214
    Nava Bharat Ventures, Ltd...........................     53,812     199,134
    Navneet Education, Ltd..............................    261,459     347,386
    NCC, Ltd............................................  1,133,595   1,361,289
    NESCO, Ltd..........................................     26,756     508,221
    Nestle India, Ltd...................................     29,124   2,456,694
    NHPC, Ltd........................................... 10,682,783   4,007,694
    NIIT Technologies, Ltd..............................    286,902   1,771,378
    NIIT, Ltd...........................................    276,144     193,265
    Nitin Fire Protection Industries, Ltd...............    432,756     456,162
    Noida Toll Bridge Co., Ltd..........................    157,570      83,484
    NTPC, Ltd...........................................  2,908,839   6,934,055
    Oberoi Realty, Ltd..................................    153,097     653,326
    OCL India, Ltd......................................     23,518     111,780
    Oil & Natural Gas Corp., Ltd........................  1,556,628  10,126,842
    Oil India, Ltd......................................    387,350   3,610,073
    OMAXE, Ltd..........................................    348,065     725,542
*   Opto Circuits India, Ltd............................    372,326     181,561
*   Oracle Financial Services Software, Ltd.............     66,143   3,622,889
    Orient Cement, Ltd..................................    199,965     342,858
    Orient Paper & Industries, Ltd......................     33,277      15,056

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Oriental Bank of Commerce............................   502,486 $ 2,280,910
    Orissa Minerals Development Co., Ltd.................     6,450     450,585
*   Oswal Chemicals & Fertilizers, Ltd...................   175,169      93,112
    Page Industries, Ltd.................................    10,884   1,447,408
*   Panacea Biotec, Ltd..................................    18,815      51,942
*   Pantaloons Fashions and Retail, Ltd..................     1,620       3,344
*   Parsvnath Developers, Ltd............................   471,869     207,848
    PC Jeweller, Ltd.....................................    16,349      34,351
    Peninsula Land, Ltd..................................   248,394     155,908
    Persistent Systems, Ltd..............................    64,059   1,321,248
    Petronet LNG, Ltd.................................... 1,044,018   3,146,063
    Pfizer, Ltd..........................................    27,511     617,658
    Phoenix Mills, Ltd. (The)............................    62,740     363,105
    PI Industries, Ltd...................................    90,281     593,739
    Pidilite Industries, Ltd.............................   403,612   2,488,192
*   Pipavav Defence & Offshore Engineering Co., Ltd...... 1,150,244   1,019,858
    Piramal Enterprises, Ltd.............................   223,156   2,382,786
*   Plethico Pharmaceuticals, Ltd........................    66,992      50,714
    Polaris Financial Technology, Ltd....................   399,880   1,409,760
    Polyplex Corp., Ltd..................................    10,415      36,490
    Power Finance Corp., Ltd.............................   569,675   2,518,574
    Power Grid Corp. of India, Ltd....................... 2,835,046   6,242,916
    Praj Industries, Ltd.................................   360,290     356,079
    Prestige Estates Projects, Ltd.......................   300,014   1,241,279
*   Prime Focus, Ltd.....................................   141,504     115,543
*   Prism Cement, Ltd....................................   374,755     445,624
    Procter & Gamble Hygiene & Health Care, Ltd..........     6,357     489,322
    PTC India Financial Services, Ltd....................    15,688       8,427
    PTC India, Ltd....................................... 1,855,165   2,549,161
*   Punj Lloyd, Ltd...................................... 1,305,665     924,304
    Punjab & Sind Bank...................................    24,739      26,274
    Puravankara Projects, Ltd............................    11,425      20,631
    Radico Khaitan, Ltd..................................   525,244     845,114
    Rain Industries, Ltd.................................   476,142     307,168
    Rajesh Exports, Ltd..................................   191,974     509,482
    Rallis India, Ltd....................................   427,891   1,532,249
    Ramco Cements, Ltd. (The)............................   354,824   1,670,067
*   Ranbaxy Laboratories, Ltd............................   674,941   6,416,578
    Raymond, Ltd.........................................   240,618   1,667,651
    Redington India, Ltd.................................   444,684     724,311
    REI Agro, Ltd........................................ 2,471,251     144,752
    Reliance Capital, Ltd................................   403,679   3,866,575
    Reliance Communications, Ltd......................... 3,240,262   7,158,888
    Reliance Industries, Ltd............................. 3,980,031  65,647,447
    Reliance Infrastructure, Ltd.........................   442,918   5,383,636
*   Reliance Power, Ltd.................................. 3,489,020   5,308,541
    Rolta India, Ltd.....................................   682,809   1,192,549
    Ruchi Soya Industries, Ltd...........................   607,448     390,473
    Rural Electrification Corp., Ltd.....................   600,461   3,013,420
    S Mobility, Ltd......................................   105,284      48,665
    Sadbhav Engineering, Ltd.............................    90,249     298,141
    Sanofi India, Ltd....................................    15,997     783,666
*   Schneider Electric Infrastructure, Ltd...............   119,154     274,859

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Selan Exploration Technology, Ltd....................    11,552 $   113,007
    Sesa Sterlite, Ltd................................... 3,733,738  17,762,874
    Sesa Sterlite, Ltd. ADR..............................   395,377   7,440,995
*   Shipping Corp. of India, Ltd.........................   878,249     835,261
    Shoppers Stop, Ltd...................................    65,709     426,076
    Shree Cement, Ltd....................................    32,227   3,923,605
    Shree Renuka Sugars, Ltd............................. 2,779,059   1,051,123
    Shriram Transport Finance Co., Ltd...................   207,642   3,069,038
    Siemens, Ltd.........................................   287,077   4,127,412
    Sintex Industries, Ltd............................... 1,214,259   1,691,290
    SJVN, Ltd............................................   826,054     331,362
    SKF India, Ltd.......................................    58,793   1,144,178
    Sobha Developers, Ltd................................   335,276   2,488,835
    Solar Industries India, Ltd..........................    10,416     349,494
    South Indian Bank, Ltd. (The)........................ 2,491,777   1,236,230
    SREI Infrastructure Finance, Ltd.....................   256,428     191,762
    SRF, Ltd.............................................   120,660   1,170,274
    Star Ferro and Cement, Ltd...........................    85,287      58,782
    State Bank of Bikaner & Jaipur.......................    47,976     522,394
    State Bank of India..................................   398,582  15,907,018
    State Bank of India GDR..............................     9,000     717,968
    Steel Authority of India, Ltd........................ 1,660,377   2,398,285
*   Sterling Biotech, Ltd................................   136,813      26,163
    Sterlite Technologies, Ltd...........................   552,906     520,840
    Strides Arcolab, Ltd.................................   156,194   1,696,219
    Styrolution ABS India, Ltd...........................    16,430     147,838
*   Sun Pharma Advanced Research Co., Ltd................   344,348     957,257
    Sun Pharmaceutical Industries, Ltd................... 1,116,150  14,493,824
    Sun TV Network, Ltd..................................   429,306   2,957,488
    Sundaram Finance, Ltd................................    10,572     165,099
    Sundaram-Clayton, Ltd................................     1,880      41,116
    Sundram Fasteners, Ltd...............................   122,314     211,789
    Supreme Industries, Ltd..............................   148,010   1,460,932
    Supreme Petrochem, Ltd...............................     3,242       4,171
*   Surana Industries, Ltd...............................     1,534       1,543
*   Suzlon Energy, Ltd................................... 5,590,192   2,000,433
    Swaraj Engines, Ltd..................................     1,260      18,707
    Syndicate Bank....................................... 1,041,919   2,452,751
    Tamil Nadu Newsprint & Papers, Ltd...................    36,247      96,475
    Tata Chemicals, Ltd..................................   465,058   2,639,336
    Tata Communications, Ltd.............................   420,243   2,577,962
    Tata Consultancy Services, Ltd.......................   881,250  37,498,957
    Tata Elxsi, Ltd......................................   185,545   1,797,695
    Tata Global Beverages, Ltd........................... 1,856,094   4,686,441
    Tata Investment Corp., Ltd...........................    16,116     146,151
    Tata Motors, Ltd..................................... 1,831,031  13,425,248
    Tata Motors, Ltd. Sponsored ADR......................   236,834   9,312,313
    Tata Power Co., Ltd.................................. 4,596,246   7,402,819
    Tata Steel, Ltd...................................... 1,599,791  14,560,428
*   Tata Teleservices Maharashtra, Ltd................... 2,993,148     580,163
    Tech Mahindra, Ltd...................................   355,196  12,626,246
    Techno Electric & Engineering Co., Ltd...............     7,483      33,938
    Texmaco Rail & Engineering, Ltd......................   100,362     145,923

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
    Thermax, Ltd.....................................    139,383 $    2,005,165
    Time Technoplast, Ltd............................    152,236        124,684
    Timken India, Ltd................................     54,549        300,680
    Titan Co., Ltd...................................    625,363      3,491,170
    Torrent Pharmaceuticals, Ltd.....................    266,273      3,267,165
    Torrent Power, Ltd...............................    413,927        956,244
    Transport Corp. of India, Ltd....................      6,860         22,834
    Trent, Ltd.......................................     31,736        637,327
    Triveni Turbine, Ltd.............................    244,035        389,521
    TTK Prestige, Ltd................................     10,928        700,464
    Tube Investments of India, Ltd...................    201,724        983,437
*   TV18 Broadcast, Ltd..............................  3,638,549      1,780,957
    TVS Motor Co., Ltd...............................  1,265,616      3,073,037
    UCO Bank.........................................  1,897,998      3,079,404
    Uflex, Ltd.......................................    119,231        243,199
    Ultratech Cement, Ltd............................    155,423      6,197,327
    Unichem Laboratories, Ltd........................    160,022        553,050
    Union Bank of India..............................    650,500      2,033,450
*   Unitech, Ltd.....................................  8,975,118      3,744,307
    United Breweries, Ltd............................    155,855      1,800,862
    UPL, Ltd.........................................  2,211,652     11,919,496
    Usha Martin, Ltd.................................    571,942        399,996
*   Uttam Galva Steels, Ltd..........................     60,136         74,999
*   Uttam Value Steels, Ltd..........................    130,697         17,310
    V-Guard Industries, Ltd..........................     70,127        887,113
    VA Tech Wabag, Ltd...............................     12,723        298,608
    Vakrangee, Ltd...................................    295,044        668,947
*   Vardhman Special Steels, Ltd.....................      5,275          3,752
    Vardhman Textiles, Ltd...........................     46,750        366,693
    Videocon Industries, Ltd.........................    379,056      1,048,803
    Vijaya Bank......................................  1,171,149        933,982
    VIP Industries, Ltd..............................    509,865        926,434
    Voltamp Transformers, Ltd........................      4,010         44,584
    Voltas, Ltd......................................  1,100,777      3,473,003
    VST Industries, Ltd..............................     13,801        344,860
    WABCO India, Ltd.................................      7,089        388,586
    Welspun Corp., Ltd...............................    637,539        875,505
*   Welspun Enterprises, Ltd.........................     31,877         95,806
    Wipro, Ltd.......................................  1,780,556     15,948,209
    Wockhardt, Ltd...................................    162,425      1,803,278
    Wyeth, Ltd.......................................     17,942        273,325
    Yes Bank, Ltd....................................    880,524      7,751,058
    Zee Entertainment Enterprises, Ltd...............  1,402,873      6,720,987
*   Zee Learn, Ltd...................................         --             --
    Zensar Technologies, Ltd.........................     73,021        506,823
    Zuari Agro Chemicals, Ltd........................     22,948         67,900
    Zuari Global, Ltd................................     22,948         32,443
    Zydus Wellness, Ltd..............................     53,724        519,447
                                                                 --------------
TOTAL INDIA..........................................             1,340,036,137
                                                                 --------------
INDONESIA -- (2.8%)
    Ace Hardware Indonesia Tbk PT.................... 31,993,800      2,553,563
    Adaro Energy Tbk PT.............................. 66,098,100      6,649,893

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
    Adhi Karya Persero Tbk PT..........................  11,845,300 $ 3,146,392
    Agung Podomoro Land Tbk PT.........................  27,960,800     796,649
    AKR Corporindo Tbk PT..............................   7,726,800   2,914,104
    Alam Sutera Realty Tbk PT..........................  75,270,900   3,330,960
    Aneka Tambang Persero Tbk PT.......................  40,017,800   4,322,457
    Arwana Citramulia Tbk PT...........................   9,786,700     848,685
    Asahimas Flat Glass Tbk PT.........................     476,500     314,416
    Astra Agro Lestari Tbk PT..........................   2,282,100   5,236,958
    Astra Graphia Tbk PT...............................   2,554,000     502,534
    Astra International Tbk PT.........................  70,490,600  46,548,083
*   Bakrie and Brothers Tbk PT......................... 249,014,750   1,075,425
*   Bakrie Sumatera Plantations Tbk PT.................  47,660,300     206,238
*   Bakrie Telecom Tbk PT..............................  62,111,539     268,242
*   Bakrieland Development Tbk PT...................... 157,101,000     678,475
    Bank Bukopin Tbk PT................................  30,769,300   1,911,146
    Bank Central Asia Tbk PT...........................  25,756,500  25,775,691
    Bank Danamon Indonesia Tbk PT......................   7,971,554   2,622,692
    Bank Mandiri Persero Tbk PT........................  27,873,018  24,253,854
    Bank Negara Indonesia Persero Tbk PT...............  37,510,730  16,247,691
*   Bank Pan Indonesia Tbk PT..........................  30,000,000   2,294,707
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  14,313,400   1,029,877
    Bank Permata Tbk PT................................     203,500      24,070
    Bank Rakyat Indonesia Persero Tbk PT...............  35,950,500  34,482,670
    Bank Tabungan Negara Persero Tbk PT................  36,659,335   3,390,642
*   Bank Tabungan Pensiunan Nasional Tbk PT............   2,253,500     799,293
*   Barito Pacific Tbk PT..............................   8,261,500     202,697
*   Bayan Resources Tbk PT.............................     950,000     561,358
*   Benakat Integra Tbk PT.............................  19,581,000     197,128
*   Berau Coal Energy Tbk PT...........................  25,135,500     214,340
*   Berlian Laju Tanker Tbk PT.........................  26,853,166          --
    BISI International Tbk PT..........................  10,509,912     459,308
*   Borneo Lumbung Energi & Metal Tbk PT...............   6,860,500      52,146
*   Budi Starch & Sweetener Tbk PT.....................   2,800,500      26,763
*   Bumi Resources Minerals Tbk PT.....................     392,500       9,481
*   Bumi Resources Tbk PT..............................  49,023,300     793,996
    Bumi Serpong Damai PT..............................  42,750,500   5,777,210
    BW Plantation Tbk PT...............................  16,793,200   1,653,676
*   Central Proteinaprima Tbk PT.......................  22,741,500      98,214
    Chandra Asri Petrochemical Tbk PT..................       7,000       1,626
    Charoen Pokphand Indonesia Tbk PT..................  17,066,760   5,688,738
    Ciputra Development Tbk PT.........................  52,270,219   5,144,934
    Ciputra Property Tbk PT............................  12,809,800     829,289
    Ciputra Surya Tbk PT...............................   8,098,900   1,678,430
    Citra Marga Nusaphala Persada Tbk PT...............   9,083,300   3,101,970
    Clipan Finance Indonesia Tbk PT....................   2,919,000     104,714
*   Darma Henwa Tbk PT.................................  55,755,500     240,792
*   Davomas Abadi Tbk PT...............................   4,583,000          --
*   Delta Dunia Makmur Tbk PT..........................  20,930,200     291,814
    Elnusa Tbk PT......................................  27,992,400   1,609,600
*   Energi Mega Persada Tbk PT......................... 215,986,000   1,674,260
*   Erajaya Swasembada Tbk PT..........................   7,927,800     768,757
*   Exploitasi Energi Indonesia Tbk PT.................  36,327,500     579,089
*   Express Transindo Utama Tbk PT.....................   6,529,000     762,787

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Fajar Surya Wisesa Tbk PT..........................     823,000 $   111,034
    Gajah Tunggal Tbk PT...............................  17,411,500   2,703,919
*   Garda Tujuh Buana Tbk PT...........................     470,100       8,135
*   Garuda Indonesia Persero Tbk PT....................   1,152,853      43,459
    Global Mediacom Tbk PT.............................  40,447,300   6,646,414
*   Golden Eagle Energy Tbk PT.........................   1,058,400     161,952
*   Gozco Plantations Tbk PT...........................  10,507,300      90,422
    Gudang Garam Tbk PT................................   1,542,200   7,131,213
*   Hanson International Tbk PT........................  38,348,600   2,057,666
    Harum Energy Tbk PT................................   6,525,200   1,171,643
    Hexindo Adiperkasa Tbk PT..........................   1,223,000     382,393
    Holcim Indonesia Tbk PT............................  10,793,500   2,792,822
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............  12,144,600   1,423,351
    Indika Energy Tbk PT...............................  19,552,700   1,158,331
    Indo Tambangraya Megah Tbk PT......................   1,845,100   4,112,154
*   Indo-Rama Synthetics Tbk PT........................      12,500         934
    Indocement Tunggal Prakarsa Tbk PT.................   4,658,600  10,085,370
    Indofood CBP Sukses Makmur Tbk PT..................   3,610,500   3,250,019
    Indofood Sukses Makmur Tbk PT......................  19,632,100  11,817,381
    Indosat Tbk PT.....................................   4,800,700   1,650,009
    Indosat Tbk PT ADR.................................      26,890     376,326
*   Inovisi Infracom Tbk PT............................   2,876,678     370,481
    Intiland Development Tbk PT........................  33,896,400   1,388,111
    Japfa Comfeed Indonesia Tbk PT.....................  25,632,900   2,753,403
    Jasa Marga Persero Tbk PT..........................   9,009,700   4,914,915
    Jaya Real Property Tbk PT..........................   1,762,500     140,870
    Kalbe Farma Tbk PT.................................  43,904,500   6,484,010
    Kawasan Industri Jababeka Tbk PT................... 140,825,346   3,136,882
*   Krakatau Steel Persero Tbk PT......................     567,900      22,366
*   Lippo Cikarang Tbk PT..............................   3,331,000   2,284,537
    Lippo Karawaci Tbk PT.............................. 151,654,562  14,326,335
    Malindo Feedmill Tbk PT............................   7,863,100   1,919,904
    Matahari Putra Prima Tbk PT........................  11,816,772   2,981,868
    Mayora Indah Tbk PT................................   1,770,125   4,484,465
    Medco Energi Internasional Tbk PT..................   8,738,300   2,612,055
    Media Nusantara Citra Tbk PT.......................  20,277,093   4,498,945
    Mitra Adiperkasa Tbk PT............................   6,124,800   2,718,431
*   Mitra International Resources Tbk PT...............   1,383,500       5,918
    MNC Investama Tbk PT............................... 101,292,700   3,212,527
    MNC Sky Vision Tbk PT..............................     697,900     114,965
    Modern Internasional Tbk PT........................   1,883,000     108,126
*   Modernland Realty Tbk PT...........................   5,639,100     213,935
    Multipolar Tbk PT..................................  29,040,400   1,856,916
*   Multistrada Arah Sarana Tbk PT.....................   3,155,000      80,427
    Nippon Indosari Corpindo Tbk PT....................   2,999,100     334,041
*   Nusantara Infrastructure Tbk PT....................  66,228,000   1,183,156
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   2,279,000     212,600
    Pakuwon Jati Tbk PT................................  77,382,000   2,770,454
*   Panin Financial Tbk PT............................. 131,808,600   2,808,331
    Paninvest Tbk PT...................................   5,396,500     295,483
    Pembangunan Perumahan Persero Tbk PT...............  18,945,500   3,629,466
    Perusahaan Gas Negara Persero Tbk PT...............  23,787,000  11,973,068
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  31,056,900   5,562,024

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    Petrosea Tbk PT...................................   3,285,500 $    358,094
*   Polaris Investama Tbk PT..........................     577,000       74,459
*   Polychem Indonesia Tbk PT.........................   8,339,500      146,745
    Ramayana Lestari Sentosa Tbk PT...................  22,541,400    2,093,094
    Resource Alam Indonesia Tbk PT....................   2,183,500      279,568
    Salim Ivomas Pratama Tbk PT.......................   8,384,800      641,507
    Samindo Resources Tbk PT..........................     348,500       14,929
    Sampoerna Agro PT.................................   5,251,659      958,178
    Samudera Indonesia Tbk PT.........................      20,100        5,787
    Selamat Sempurna Tbk PT...........................   3,002,500    1,155,574
    Semen Indonesia Persero Tbk PT....................   8,186,100   11,482,065
*   Sentul City Tbk PT................................ 206,717,100    2,080,561
*   Sigmagold Inti Perkasa Tbk PT.....................  13,708,000      524,910
    Sinar Mas Multiartha Tbk PT.......................     278,500       84,829
*   Sugih Energy Tbk PT...............................  68,118,000    2,428,121
    Summarecon Agung Tbk PT...........................  56,912,364    6,530,160
    Surya Citra Media Tbk PT..........................  10,572,300    3,446,859
    Surya Semesta Internusa Tbk PT....................  23,319,600    1,449,293
*   Suryainti Permata Tbk PT..........................   3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT........   5,177,200    5,123,844
    Telekomunikasi Indonesia Persero Tbk PT...........  31,720,000    7,205,994
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR.............................................     332,075   14,913,488
    Tempo Scan Pacific Tbk PT.........................     321,800       83,462
    Tiga Pilar Sejahtera Food Tbk.....................  13,053,339    2,654,622
    Timah Persero Tbk PT..............................  38,349,667    4,667,255
*   Tiphone Mobile Indonesia Tbk PT...................   9,237,200      625,387
    Total Bangun Persada Tbk PT.......................  10,344,000      696,628
    Tower Bersama Infrastructure Tbk PT...............   6,346,100    4,514,027
*   Trada Maritime Tbk PT.............................  23,513,987    3,747,208
    Trias Sentosa Tbk PT..............................   3,690,500      104,742
*   Trimegah Securities Tbk PT........................   5,343,500       33,904
*   Truba Alam Manunggal Engineering PT...............  15,388,500        7,975
    Tunas Baru Lampung Tbk PT.........................   7,413,500      429,896
    Tunas Ridean Tbk PT...............................   8,038,500      502,626
    Ultrajaya Milk Industry & Trading Co. Tbk PT......   2,569,000      885,095
    Unilever Indonesia Tbk PT.........................   2,631,000    6,884,208
    United Tractors Tbk PT............................   6,278,746   12,313,848
    Vale Indonesia Tbk PT.............................  22,195,750    7,576,208
*   Visi Media Asia Tbk PT............................  12,126,300      276,945
    Waskita Karya Persero Tbk PT......................   2,363,800      162,794
    Wijaya Karya Persero Tbk PT.......................  17,251,800    3,886,349
    XL Axiata Tbk PT..................................  11,734,200    5,437,546
                                                                   ------------
TOTAL INDONESIA.......................................              487,811,270
                                                                   ------------
ISRAEL -- (0.0%)
    Mivtach Shamir Holdings, Ltd......................          95        3,126
                                                                   ------------
MALAYSIA -- (4.2%)
    Aeon Co. M Bhd....................................   2,145,500    2,702,933
    Aeon Credit Service M Bhd.........................      88,560      492,394
    Affin Holdings Bhd................................   3,122,200    3,429,117
#   AirAsia Bhd.......................................   8,517,800    6,490,281
#   Alam Maritim Resources Bhd........................   2,190,600    1,058,736

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Alliance Financial Group Bhd........................  6,286,300 $ 9,587,583
#   AMMB Holdings Bhd...................................  8,063,150  17,463,948
    Amway Malaysia Hldgs Bhd............................    109,600     411,993
    Ann Joo Resources Bhd...............................    974,750     392,713
    APM Automotive Holdings Bhd.........................    174,800     338,399
    Astro Malaysia Holdings Bhd.........................  3,722,500   3,908,343
#   Axiata Group Bhd....................................  7,655,225  16,665,118
    Batu Kawan Bhd......................................    368,750   2,276,932
    Benalec Holdings Bhd................................  4,439,600   1,467,643
    Berjaya Assets Bhd..................................    156,600      40,587
#   Berjaya Corp. Bhd................................... 15,821,100   2,496,561
    Berjaya Land Bhd....................................  2,769,200     732,696
    Berjaya Sports Toto Bhd.............................  3,774,397   4,542,071
#   BIMB Holdings Bhd...................................  2,443,547   3,305,018
    Bonia Corp. Bhd.....................................  2,343,400   1,048,970
*   Borneo Aqua Harvest Bhd.............................     98,500      27,697
    Boustead Holdings Bhd...............................  2,386,292   3,907,553
*   Boustead Plantations Bhd............................    477,200     235,912
    British American Tobacco Malaysia Bhd...............    340,200   7,482,131
#*  Bumi Armada Bhd.....................................  4,506,500   4,726,309
#   Bursa Malaysia Bhd..................................  1,601,400   4,165,145
#   Cahya Mata Sarawak Bhd..............................  4,244,400   5,214,458
    Can-One Bhd.........................................    216,800     178,958
    Carlsberg Brewery Malaysia Bhd Class B..............    709,700   2,651,930
    Carotech Bhd........................................     44,425          56
    CB Industrial Product Holding Bhd...................  1,443,860   2,162,107
#   CIMB Group Holdings Bhd............................. 16,181,395  35,336,764
#   Coastal Contracts Bhd...............................  1,349,177   2,161,540
    Crescendo Corp. Bhd.................................     13,000      12,026
    CSC Steel Holdings Bhd..............................    470,500     178,066
    Cypark Resources Bhd................................  1,283,900   1,097,390
    Daibochi Plastic & Packaging Industry Bhd...........     31,400      43,671
    Daya Materials Bhd.................................. 14,892,600   1,368,339
#   Dayang Enterprise Holdings Bhd......................  1,619,012   1,919,335
#   Dialog Group Bhd.................................... 11,811,084   6,858,426
#   DiGi.Com Bhd........................................  7,027,120  12,480,209
    DKSH Holdings Malaysia Bhd..........................    184,200     436,005
#   DRB-Hicom Bhd.......................................  8,726,700   6,098,328
    Dutch Lady Milk Industries Bhd......................     61,200     896,583
#   Eastern & Oriental Bhd..............................  7,708,082   7,019,989
*   ECM Libra Financial Group Bhd.......................    318,034     102,008
    Engtex Group Bhd....................................    277,500     164,202
*   Evergreen Fibreboard Bhd............................    741,700     129,631
    Eversendai Corp. Bhd................................    183,400      57,927
    Faber Group Bhd.....................................  1,705,000   1,950,856
*   Fountain View Development Bhd.......................     31,500          --
    Fraser & Neave Holdings Bhd.........................    207,500   1,152,324
    Gamuda Bhd..........................................  8,039,200  12,006,389
    Genting Bhd.........................................  5,284,400  16,261,177
#   Genting Malaysia Bhd................................ 11,906,800  16,369,309
#   Genting Plantations Bhd.............................  1,078,900   3,713,341
    Globetronics Technology Bhd.........................  1,315,120   1,934,478
    Glomac Bhd..........................................  3,107,000   1,164,408

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
*   Goldis Bhd..........................................    478,372 $   364,774
*   Green Packet Bhd....................................  2,607,500     328,066
    Guan Chong Bhd......................................    103,300      43,844
    Guinness Anchor Bhd.................................    506,100   2,137,756
    GuocoLand Malaysia Bhd..............................    765,600     427,686
    Hai-O Enterprise Bhd................................    649,700     530,128
#   HAP Seng Consolidated Bhd...........................  6,477,940   7,110,492
    Hap Seng Plantations Holdings Bhd...................  1,441,000   1,198,470
#   Hartalega Holdings Bhd..............................  1,203,000   2,487,835
    Hiap Teck Venture Bhd...............................    324,400      77,642
*   Ho Wah Genting Bhd..................................  1,858,500     107,211
    Hock Seng LEE BHD...................................    866,412     517,360
#   Hong Leong Bank Bhd.................................  1,899,160   8,394,030
    Hong Leong Financial Group Bhd......................    776,400   4,230,481
    Hong Leong Industries Bhd...........................    346,300     736,125
    Hovid Bhd...........................................    723,400     104,563
    Hua Yang Bhd........................................    730,333     549,470
*   Hubline Bhd.........................................    209,100       2,899
    Hup Seng Industries Bhd.............................    169,600      60,294
    Hwang Capital Malaysia Bhd..........................    162,500      98,626
    IGB Corp. Bhd.......................................  5,062,499   4,495,198
    IGB REIT............................................     38,844      15,676
    IJM Corp. Bhd.......................................  9,299,963  19,448,300
#   IJM Land Bhd........................................  2,776,400   2,922,968
#   IJM Plantations Bhd.................................  1,169,200   1,319,554
    Inch Kenneth Kajang Rubber..........................    113,000      31,561
    Insas Bhd...........................................  4,477,102   1,712,384
    Integrax Bhd........................................    229,000     167,742
#   IOI Corp. Bhd.......................................  8,159,777  12,768,813
*   IOI Properties Group Bhd............................  2,840,688   2,233,516
    Iris Corp. Bhd......................................  7,471,600   1,021,461
#*  Iskandar Waterfront City Bhd........................  3,729,400   1,811,609
*   JAKS Resources Bhd..................................  4,007,500     945,187
#   Jaya Tiasa Holdings Bhd.............................  1,715,439   1,314,011
    JCY International Bhd...............................  4,251,000     933,919
*   K&N Kenanga Holdings Bhd............................  1,779,386     443,877
*   Karambunai Corp. Bhd................................  4,574,700     126,906
    Keck Seng Malaysia Bhd..............................    316,300     656,450
    Kian JOO CAN Factory Bhd............................  1,772,080   1,722,324
    Kim Loong Resources Bhd.............................    259,020     241,357
    Kimlun Corp. Bhd....................................    701,700     357,642
*   Kinsteel Bhd........................................  1,847,100      92,239
    KLCCP Stapled Group.................................  1,100,800   2,210,908
*   KNM Group Bhd....................................... 10,846,068   3,580,533
    Kossan Rubber Industries............................  2,496,600   3,130,872
#   KPJ Healthcare Bhd..................................  2,789,775   3,077,976
*   Kretam Holdings Bhd.................................  3,125,300     555,754
*   KSL Holdings Bhd....................................  1,300,366   1,218,928
    Kuala Lumpur Kepong Bhd.............................  1,095,322   8,131,170
*   KUB Malaysia Bhd....................................  1,459,400     283,891
*   Kulim Malaysia Bhd..................................  3,059,500   3,115,380
#*  Kumpulan Europlus Bhd...............................  1,411,400     568,450
    Kumpulan Fima Bhd...................................    909,400     636,571

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    Kumpulan Perangsang Selangor Bhd....................  2,621,700 $ 1,243,429
    Kwantas Corp. Bhd...................................     23,900      16,004
    Lafarge Malaysia Bhd................................  1,724,900   5,253,528
*   Land & General Bhd..................................  5,547,900   1,126,692
#*  Landmarks Bhd.......................................  1,303,092     656,307
    LBS Bina Group Bhd..................................  1,894,400   1,024,224
    Lingkaran Trans Kota Holdings Bhd...................    603,500     725,741
    Lion Diversified Holdings Bhd.......................    445,000      24,350
    Lion Industries Corp. Bhd...........................  3,839,300     940,671
    LPI Capital Bhd.....................................     67,700     369,444
    Magnum Bhd..........................................    403,400     386,002
#   Mah Sing Group Bhd..................................  5,285,647   3,944,187
#   Malayan Banking Bhd................................. 15,875,477  48,969,940
    Malayan Flour Mills Bhd.............................    951,500     610,260
    Malaysia Airports Holdings Bhd......................  3,001,612   7,050,024
#   Malaysia Building Society Bhd.......................  1,181,717     829,141
#   Malaysia Marine and Heavy Engineering Holdings Bhd..  1,886,100   2,042,095
#*  Malaysian Airline System Bhd........................ 18,989,630   1,302,138
    Malaysian Bulk Carriers Bhd.........................  4,025,923   2,211,791
    Malaysian Pacific Industries Bhd....................    426,725     809,017
    Malaysian Resources Corp. Bhd....................... 10,157,300   5,492,458
    Malton Bhd..........................................    782,000     270,157
#   Maxis Bhd...........................................  4,771,315  10,078,292
    MBM Resources Bhd...................................    967,410     899,605
    Media Chinese International, Ltd....................    905,600     260,922
    Media Prima Bhd.....................................  4,803,620   3,732,984
    Mega First Corp. Bhd................................    167,300     119,916
#   MISC Bhd............................................  3,046,360   6,196,952
    MK Land Holdings BHD................................  3,418,300     564,607
    MKH Bhd.............................................  1,038,067   1,350,592
#   MMC Corp. Bhd.......................................  6,239,300   4,886,190
    MNRB Holdings Bhd...................................    869,600   1,282,567
    Muda Holdings Bhd...................................    292,100     207,141
#   Mudajaya Group Bhd..................................  2,521,733   1,985,047
#   Muhibbah Engineering M Bhd..........................  3,221,800   3,148,928
#*  Mulpha International Bhd............................ 13,579,500   2,267,075
#   My EG Services Bhd..................................  1,607,900   1,443,477
    Naim Holdings Bhd...................................  1,576,200   1,971,396
    NCB Holdings Bhd....................................    149,900     137,620
    Nestle Malaysia Bhd.................................     95,400   1,998,426
    NTPM Holdings Bhd...................................  1,466,200     376,200
    Oldtown Bhd.........................................  1,465,225   1,006,070
    Oriental Holdings Bhd...............................    606,340   1,485,199
    OSK Holdings Bhd....................................  2,444,845   1,656,224
    Padini Holdings Bhd.................................  2,961,400   1,851,086
    Panasonic Manufacturing Malaysia Bhd................     70,200     462,686
    Pantech Group Holdings Bhd..........................    596,400     194,849
    Paramount Corp. Bhd.................................    609,325     303,358
#*  Parkson Holdings Bhd................................  3,135,084   2,847,095
#*  Perdana Petroleum Bhd...............................  3,089,800   1,794,732
#*  Perisai Petroleum Teknologi Bhd.....................  3,915,900   1,872,784
#   Petronas Chemicals Group Bhd........................  6,823,000  14,149,758
#   Petronas Dagangan Bhd...............................    764,700   4,432,905

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
#   Petronas Gas Bhd....................................  1,346,108 $ 9,903,512
    Pharmaniaga Bhd.....................................    334,880     503,539
    Pie Industrial Bhd..................................     74,040     162,032
    PJ Development Holdings Bhd.........................  1,082,500     631,821
#   Pos Malaysia Bhd....................................  2,013,800   3,297,231
    Power Root Bhd......................................     78,200      55,216
    PPB Group Bhd.......................................  2,437,500  11,409,994
    Press Metal Bhd.....................................    939,200   1,559,816
#   Prestariang Bhd.....................................  1,517,600   1,106,078
    Protasco Bhd........................................    459,100     262,005
#   Public Bank Bhd.....................................  2,315,711  14,313,057
#   Puncak Niaga Holding Bhd............................    860,860     893,686
    QL Resources Bhd....................................  2,257,060   2,411,191
    RCE Capital Bhd.....................................    840,450      94,314
    RHB Capital Bhd.....................................  4,763,720  13,470,469
    Rimbunan Sawit Bhd..................................    832,100     196,086
    Salcon Bhd..........................................  4,759,100   1,358,051
    Sapurakencana Petroleum Bhd......................... 11,581,088  15,578,506
    Sarawak Oil Palms Bhd...............................    472,460   1,001,822
    Sarawak Plantation Bhd..............................     18,900      15,934
    Scientex Bhd........................................    245,864     437,301
*   Scomi Energy Services Bhd...........................  4,212,800   1,324,384
*   Scomi Group Bhd.....................................  9,803,800   1,279,902
*   Seal, Inc. BHD......................................    582,200     261,245
#   SEG International Bhd...............................    311,400     140,479
    Selangor Dredging Bhd...............................    366,400     150,332
    Selangor Properties Bhd.............................     63,100     128,498
    Shangri-La Hotels Malaysia Bhd......................    373,100     872,349
*   Shell Refining Co. Federation of Malaya Bhd.........    233,300     401,872
    SHL Consolidated Bhd................................    202,800     192,130
#   Sime Darby Bhd......................................  8,658,338  25,733,987
#   SP Setia Bhd Group..................................  1,591,956   1,746,984
    Star Publications Malaysia Bhd......................  1,085,200     891,750
    Subur Tiasa Holdings Bhd............................    118,860      85,874
    Sunway Bhd..........................................  4,377,793   4,387,225
#   Supermax Corp. Bhd..................................  3,578,650   2,428,973
    Suria Capital Holdings Bhd..........................    279,650     241,135
    Syarikat Takaful Malaysia Bhd.......................    296,100   1,202,911
*   Symphony Life Bhd...................................    287,432     101,269
    Ta Ann Holdings Bhd.................................    603,686     806,512
    TA Enterprise Bhd...................................  9,647,300   3,067,911
    TA Global Bhd.......................................  4,251,340     558,935
*   Talam Transform Bhd.................................  1,788,800      72,126
    Tambun Indah Land Bhd...............................  1,267,500     968,986
    TAN Chong Motor Holdings Bhd........................  1,216,900   2,016,423
*   Tanjung Offshore Bhd................................  1,070,400     194,627
    Tasek Corp. Bhd.....................................     38,700     180,733
    TDM Bhd.............................................  6,676,100   2,049,433
#   Telekom Malaysia Bhd................................  3,020,935   5,886,729
    Tenaga Nasional Bhd.................................  6,071,381  23,563,814
*   TH Heavy Engineering Bhd............................  5,396,534   1,535,511
    TH Plantations Bhd..................................  1,175,640     735,003
#*  Time dotCom Bhd.....................................  1,420,660   2,039,030

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Tiong NAM Logistics Holdings.......................  1,117,900 $    482,265
#   Top Glove Corp. Bhd................................  2,400,480    3,470,116
    TRC Synergy Bhd....................................    132,812       21,335
#   Tropicana Corp. Bhd................................  4,018,600    1,796,881
#   TSH Resources Bhd..................................  1,604,900    1,806,818
    Tune Ins Holdings Bhd..............................    350,400      255,120
    Uchi Technologies Bhd..............................  1,087,300      482,810
    UEM Sunrise Bhd....................................  8,150,945    5,357,028
#   UMW Holdings Bhd...................................  2,850,706   10,418,114
    Unisem M Bhd.......................................  3,678,620    2,005,390
    United Malacca Bhd.................................    197,950      464,517
    United Plantations Bhd.............................    159,400    1,444,395
    United U-Li Corp. BHD..............................     85,700       47,253
    UOA Development Bhd................................  1,467,200      946,499
    Uzma Bhd...........................................    414,600      485,118
    VS Industry Bhd....................................    167,208      104,135
    Wah Seong Corp. Bhd................................  1,701,819      989,917
    WCT Holdings Bhd...................................  4,982,485    3,360,647
    Wellcall Holdings Bhd..............................    159,200       76,161
    Wing Tai Malaysia Bhd..............................    378,400      256,289
    WTK Holdings Bhd...................................  3,006,250    1,302,094
    Yinson Holdings Bhd................................  1,195,600    1,101,941
    YNH Property Bhd...................................  1,788,799    1,160,608
#   YTL Corp. Bhd...................................... 29,985,620   14,720,115
    YTL E-Solutions Bhd................................    747,100      141,090
*   YTL Land & Development Bhd.........................    949,200      294,471
*   YTL Power International Bhd........................  9,309,566    4,302,785
    Zhulian Corp. Bhd..................................    969,166      798,892
                                                                   ------------
TOTAL MALAYSIA.........................................             733,581,712
                                                                   ------------
MEXICO -- (4.9%)
    Alfa S.A.B. de C.V. Class A........................ 12,848,389   35,085,238
#   Alpek S.A. de C.V..................................    772,146    1,402,362
#*  Alsea S.A.B. de C.V................................  2,785,745    9,516,206
#   America Movil S.A.B. de C.V. Series L.............. 12,449,943   14,700,727
    America Movil S.A.B. de C.V. Series L ADR..........  2,771,184   65,316,806
    Arca Continental S.A.B. de C.V.....................  1,817,916   12,851,923
#*  Axtel S.A.B. de C.V................................  7,168,643    2,440,158
#   Banregio Grupo Financiero S.A.B. de C.V............  1,098,674    6,233,022
#*  Bio Pappel S.A.B. de C.V...........................    197,498      389,767
#   Bolsa Mexicana de Valores S.A.B. de C.V............  2,564,519    5,220,212
#*  Cemex S.A.B. de C.V................................  5,969,081    7,508,761
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  6,545,913   82,216,666
#   Cia Minera Autlan S.A.B. de C.V. Series B..........    497,811      594,963
#   Coca-Cola Femsa S.A.B. de C.V. Series L............     84,415      901,235
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     97,205   10,374,690
#   Compartamos S.A.B. de C.V..........................  2,050,744    4,152,679
#*  Consorcio ARA S.A.B. de C.V. Series *..............  7,482,950    3,418,836
#   Controladora Comercial Mexicana S.A.B. de C.V......  3,783,904   13,922,019
    Corp. Actinver S.A.B. de C.V.......................     34,049       39,123
#*  Corp. GEO S.A.B. de C.V. Series B..................  3,284,556       32,846
    Corp. Inmobiliaria Vesta S.A.B. de C.V.............    651,638    1,404,324
#*  Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................    222,600      165,014

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MEXICO -- (Continued)
    Corp. Moctezuma S.A.B. de C.V. Series *............    392,200 $ 1,342,439
    Cydsa S.A.B. de C.V................................      6,129      14,418
#*  Desarrolladora Homex S.A.B. de C.V.................    440,873      84,501
*   Dine S.A.B. de C.V.................................      7,300       3,755
#   El Puerto de Liverpool S.A.B. de C.V...............    620,599   6,908,741
#*  Empresas ICA S.A.B. de C.V.........................  4,837,414   8,577,079
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    585,327   4,167,528
#*  Financiera Independencia S.A.B. de C.V.............    246,788     138,142
#   Fomento Economico Mexicano S.A.B. de C.V...........    357,700   3,363,787
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    599,632  56,299,448
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...  4,691,972  12,546,234
*   Gruma S.A.B. de C.V. Class B.......................  1,688,397  18,531,498
#*  Gruma S.A.B. de C.V. Sponsored ADR.................      6,300     276,444
#*  Grupo Aeromexico S.A.B. de C.V.....................    337,885     562,290
#   Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V..............................................  1,015,034   3,999,480
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................        100       3,151
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR.........................................    178,147  11,992,856
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  1,235,612   8,315,613
    Grupo Aeroportuario del Sureste S.A.B. de
      C.V. ADR.........................................     64,520   8,031,450
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    955,199  11,878,571
#   Grupo Bimbo S.A.B. de C.V. Series A................  5,028,732  15,420,938
    Grupo Carso S.A.B. de C.V. Series A1...............  2,438,535  13,810,372
    Grupo Cementos de Chihuahua S.A.B. de C.V..........    211,154     588,979
#   Grupo Comercial Chedraui S.A. de C.V...............  1,671,279   5,423,439
#   Grupo Elektra S.A.B. de C.V........................     41,216   1,063,198
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,208,886   2,614,907
    Grupo Financiero Banorte S.A.B. de C.V.............  8,827,008  58,724,308
    Grupo Financiero Inbursa S.A.B. de C.V.............  7,546,226  23,061,084
    Grupo Financiero Interacciones S.A. de C.V.........      8,688      63,090
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  1,025,339   2,726,223
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................    675,290   8,967,851
    Grupo Gigante S.A.B. de C.V. Series *..............     41,000     115,060
#   Grupo Herdez S.A.B. de C.V. Series *...............    875,666   2,465,377
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....     60,400      95,443
    Grupo Industrial Saltillo S.A.B. de C.V............     72,099     178,884
    Grupo KUO S.A.B. de C.V. Series B..................    265,425     600,519
#   Grupo Mexico S.A.B. de C.V. Series B............... 16,098,780  57,283,405
*   Grupo Pochteca S.A.B. de C.V.......................    376,611     454,383
#   Grupo Sanborns S.A.B. de C.V.......................     57,764      95,341
#*  Grupo Simec S.A.B. de C.V. Series B................    977,054   4,671,678
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........      6,406      92,823
*   Grupo Sports World S.A.B. de C.V...................    147,021     252,449
    Grupo Televisa S.A.B. Series CPO...................  1,306,744   9,308,327
    Grupo Televisa S.A.B. Sponsored ADR................  1,810,392  64,431,851
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................  2,164,767   6,140,602
    Industrias Bachoco S.A.B. de C.V. ADR..............     18,747     996,216
#   Industrias Bachoco S.A.B. de C.V. Series B.........    103,935     460,868
#*  Industrias CH S.A.B. de C.V. Series B..............  1,314,361   7,347,298
    Industrias Penoles S.A.B. de C.V...................    408,913  10,207,359
#   Infraestructura Energetica Nova S.A.B. de C.V......    239,619   1,355,787
*   Inmuebles Carso S.A.B. de C.V......................  2,196,725   2,445,975
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  5,218,939  13,240,788
#*  Maxcom Telecomunicaciones S.A.B. de C.V............  1,187,809     266,853

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
    Megacable Holdings S.A.B. de C.V...................    361,184 $  1,561,124
#   Mexichem S.A.B. de C.V.............................  5,770,885   23,048,618
#*  Minera Frisco S.A.B. de C.V........................  1,143,206    2,244,904
*   OHL Mexico S.A.B. de C.V...........................  2,622,355    7,625,062
#*  Organizacion Cultiba S.A.B. de C.V.................    125,400      223,102
#*  Organizacion Soriana S.A.B. de C.V. Class B........  3,410,725   11,111,946
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,430,087   19,300,766
#   Qualitas Controladora S.A.B. de C.V................    223,499      606,423
*   Sanluis Corp. S.A.B. de C.V........................      5,300       15,030
#   TV Azteca S.A.B. de C.V............................  4,247,863    2,336,003
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  1,795,501          543
    Value Grupo Financiero S.A.B. de CV................      8,579       53,862
*   Vitro S.A.B. de C.V. Series A......................    199,142      527,229
#   Wal-Mart de Mexico S.A.B. de C.V. Series V......... 10,577,218   26,267,025
                                                                   ------------
TOTAL MEXICO...........................................             844,818,314
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR.........................      9,158       82,239
    Cia de Minas Buenaventura SAA ADR..................    157,651    1,846,093
    Credicorp, Ltd.....................................    128,900   19,066,888
    Grana y Montero SAA Sponsored ADR..................     21,038      351,335
#*  Rio Alto Mining, Ltd...............................     29,254       67,869
                                                                   ------------
TOTAL PERU.............................................              21,414,424
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.....................................    818,000      131,223
    Aboitiz Equity Ventures, Inc.......................  4,413,650    5,566,427
    Aboitiz Power Corp.................................  5,208,500    4,385,829
    Alliance Global Group, Inc......................... 24,695,294   14,832,802
    Alsons Consolidated Resources, Inc.................    770,000       36,167
    Atlas Consolidated Mining & Development............  2,931,100    1,074,845
    Ayala Corp.........................................    601,005    9,051,752
    Ayala Land, Inc.................................... 10,616,720    7,554,909
    Bank of the Philippine Islands.....................  2,992,203    6,517,448
    BDO Unibank, Inc...................................  4,810,419    9,976,479
    Belle Corp......................................... 19,375,100    2,201,402
    Cebu Air, Inc......................................  1,166,910    1,535,492
    Cebu Holdings, Inc.................................  2,065,000      244,179
    Century Properties Group, Inc......................    523,000       15,723
    China Banking Corp.................................    688,100      874,903
    COL Financial Group, Inc...........................    133,700       45,676
    D&L Industries, Inc................................    591,600      147,754
    DMCI Holdings, Inc.................................  4,109,520    6,867,803
*   East West Banking Corp.............................     19,300       13,271
    EEI Corp...........................................  2,414,300      642,330
*   Empire East Land Holdings, Inc..................... 22,778,000      487,027
    Energy Development Corp............................ 46,648,700    6,551,894
    Filinvest Development Corp.........................     89,300        9,554
    Filinvest Land, Inc................................ 96,449,687    3,212,052
    First Gen Corp.....................................  7,365,300    3,754,655
    First Philippine Holdings Corp.....................  1,783,200    2,943,220
    Globe Telecom, Inc.................................    131,465    5,241,327

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
    International Container Terminal Services, Inc....   3,368,262 $  8,741,052
    JG Summit Holdings, Inc...........................   1,649,950    2,008,910
    Jollibee Foods Corp...............................   1,574,967    6,384,836
    Lafarge Republic, Inc.............................   2,306,888      525,869
    Leisure & Resorts World Corp......................     557,020       85,438
*   Lepanto Consolidated Mining Co....................  25,593,207      227,782
    Lopez Holdings Corp...............................  12,273,700    1,482,362
    LT Group, Inc.....................................   3,547,500    1,295,688
    Manila Electric Co................................     491,930    2,879,299
    Manila Water Co., Inc.............................   4,534,500    2,786,200
*   Megawide Construction Corp........................     837,370      253,606
    Megaworld Corp.................................... 105,685,600   10,240,344
*   Metro Pacific Corp. Series A......................     225,000           --
    Metro Pacific Investments Corp....................  51,293,100    5,878,359
    Metropolitan Bank & Trust Co......................   3,361,568    6,610,372
    Pepsi-Cola Products Philippines, Inc..............   8,258,791      898,497
    Petron Corp.......................................      22,700        6,400
    Philex Mining Corp................................     770,250      221,210
*   Philex Petroleum Corp.............................      75,900       13,160
    Philippine Long Distance Telephone Co.............      35,525    2,501,548
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................      66,550    4,682,458
*   Philippine National Bank..........................   1,691,003    3,481,002
    Philippine Stock Exchange, Inc. (The).............      84,552      538,736
*   Philtown Properties, Inc..........................      16,675           --
    Philweb Corp......................................   2,051,840      216,485
    Phoenix Petroleum Philippines, Inc................     986,570      133,786
    Puregold Price Club, Inc..........................   1,291,900    1,246,655
    RFM Corp..........................................   5,721,300      734,593
    Rizal Commercial Banking Corp.....................   1,716,575    2,201,199
    Robinsons Land Corp...............................  10,294,450    5,336,745
    San Miguel Corp...................................   1,988,430    3,604,877
    San Miguel Pure Foods Co., Inc....................       3,980       21,070
    Security Bank Corp................................   1,592,348    4,379,244
    Semirara Mining Corp..............................     431,870    3,484,466
    Shang Properties, Inc.............................     174,286       13,309
    SM Investments Corp...............................     756,427   13,772,485
    SM Prime Holdings, Inc............................  21,695,490    7,600,683
*   Top Frontier Investment Holdings, Inc.............     153,057      536,582
    Trans-Asia Oil & Energy Development Corp..........  11,269,000      634,173
    Union Bank of the Philippines.....................     841,410    2,277,930
    Universal Robina Corp.............................   2,988,800   11,071,929
    Vista Land & Lifescapes, Inc......................  27,881,400    3,755,090
                                                                   ------------
TOTAL PHILIPPINES.....................................              216,680,572
                                                                   ------------
POLAND -- (1.7%)
*   AB SA.............................................       2,455       21,773
    ABC Data SA.......................................      81,105      103,311
    Action SA.........................................       8,948      122,924
*   Agora SA..........................................     189,633      485,723
*   Alchemia SA.......................................     225,224      364,332
*   Alior Bank SA.....................................      84,357    2,080,522
    Amica Wronki SA...................................       4,764      140,617
*   AmRest Holdings SE................................      36,778      846,881

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
POLAND -- (Continued)
    Apator SA..........................................    27,085 $   301,795
    Asseco Poland SA...................................   491,601   6,539,507
    ATM SA.............................................    24,831      95,022
    Bank Handlowy w Warszawie SA.......................   189,829   6,601,282
#   Bank Millennium SA................................. 2,849,668   6,834,209
    Bank Pekao SA......................................   456,302  24,181,618
    Bank Zachodni WBK SA...............................    64,033   7,259,033
*   Bioton SA..........................................   156,796     214,278
*   Boryszew SA........................................ 1,347,438   2,326,438
    Budimex SA.........................................    44,725   1,587,897
#   CCC SA.............................................    70,993   2,491,637
#*  CD Projekt SA......................................   542,963   2,660,389
    Ciech SA...........................................   274,143   3,162,396
*   Colian SA..........................................    52,481      49,519
    ComArch SA.........................................     7,881     190,002
    Cyfrowy Polsat SA..................................   534,725   4,000,552
    Dom Development SA.................................     9,946     141,095
    Eko Export SA......................................    35,622     370,495
    Elektrobudowa SA...................................     2,716      66,190
    Emperia Holding SA.................................    49,020     939,770
#   Enea SA............................................   465,032   2,258,467
#   Eurocash SA........................................   295,847   3,653,695
    Fabryki Mebli Forte SA.............................    53,801     740,400
    Famur SA...........................................   111,442     129,438
*   Farmacol SA........................................    36,912     558,669
    Firma Oponiarska Debica SA.........................    10,995     324,168
*   Getin Holding SA................................... 1,637,414   1,446,999
*   Getin Noble Bank SA................................ 3,876,513   3,416,809
*   Global City Holdings NV............................    33,245     373,287
#   Grupa Azoty SA.....................................   129,497   3,021,945
    Grupa Azoty Zaklady Chemiczne Police SA............    17,834     127,973
    Grupa Kety SA......................................    26,653   1,878,000
*   Grupa Lotos SA.....................................   514,539   5,968,805
#*  Hawe SA............................................   960,299     912,424
*   Impexmetal SA......................................   797,201     557,170
#   ING Bank Slaski SA.................................   128,243   5,383,210
#*  Integer.pl SA......................................     4,423     284,006
    Inter Cars SA......................................     5,573     298,100
#*  Jastrzebska Spolka Weglowa SA......................   125,430   1,664,216
*   Kernel Holding SA..................................   261,867   2,413,343
*   KGHM Polska Miedz SA...............................   643,936  26,418,550
    Kopex SA...........................................   146,978     496,309
*   KRUK SA............................................     9,262     256,826
*   LC Corp. SA........................................   590,468     330,529
    Lentex SA..........................................    51,368     132,085
    LPP SA.............................................     2,368   5,907,716
    Lubelski Wegiel Bogdanka SA........................   182,612   6,694,326
#   mBank..............................................    74,252  11,137,431
*   MCI Management SA..................................   140,923     425,622
    Mercor SA..........................................     2,734       6,685
*   Midas SA...........................................   609,370     101,211
*   Mostostal Zabrze SA................................   324,876     188,389
    Netia SA........................................... 1,552,212   2,795,972

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Neuca SA...........................................     10,624 $    762,268
    Orange Polska SA...................................  3,223,659   10,645,441
    Orbis SA...........................................     65,350      876,322
    Pelion SA..........................................     30,487      699,253
*   Pfleiderer Grajewo SA..............................     60,652      460,892
    PGE SA.............................................  3,775,401   25,117,743
*   Polimex-Mostostal SA...............................  2,510,058       71,967
*   Polnord SA.........................................    144,214      367,688
*   Polski Koncern Miesny Duda SA......................     60,716      127,794
#   Polski Koncern Naftowy Orlen SA....................  1,760,986   20,792,629
    Polskie Gornictwo Naftowe i Gazownictwo SA.........  4,519,440    6,996,400
#   Powszechna Kasa Oszczednosci Bank Polski SA........  3,042,817   34,603,469
    Powszechny Zaklad Ubezpieczen SA...................    129,687   18,233,907
*   PZ Cormay SA.......................................     66,507      103,357
*   Rafako SA..........................................    394,478      461,753
*   Rawlplug SA........................................     14,359       41,868
*   Rovese SA..........................................  1,118,697      429,502
*   Stalexport Autostrady SA...........................    312,145      264,651
    Stalprodukt SA.....................................      4,961      334,542
*   Sygnity SA.........................................     57,819      309,939
    Synthos SA.........................................  1,935,443    2,785,254
#*  Tauron Polska Energia SA...........................  4,531,818    7,356,780
#*  Trakcja SA.........................................  1,588,804      516,405
*   TVN SA.............................................    788,303    3,586,174
*   Vistula Group SA...................................    214,914      119,433
#   Warsaw Stock Exchange..............................    134,943    1,543,045
    Wawel SA...........................................        252       76,723
#*  Zespol Elektrowni Patnow Adamow Konin SA...........      8,744       79,645
                                                                   ------------
TOTAL POLAND...........................................             302,246,826
                                                                   ------------
RUSSIA -- (1.8%)
    Etalon Group, Ltd. GDR.............................    538,300    2,237,850
    Eurasia Drilling Co., Ltd. GDR.....................    384,854   11,668,589
    Gazprom OAO Sponsored ADR.......................... 12,507,217   91,261,285
    Globaltrans Investment P.L.C. GDR..................    193,097    1,898,021
    Lukoil OAO Sponsored ADR...........................    779,820   43,475,899
*   Magnitogorsk Iron & Steel Works OJSC GDR...........    676,687    1,659,969
*   Mail.ru Group, Ltd. GDR............................     70,280    2,096,597
*   Mechel Sponsored ADR...............................    993,984    1,878,630
    MegaFon OAO GDR....................................     19,826      551,869
    MMC Norilsk Nickel OJSC ADR........................    536,711   10,496,022
    Novolipetsk Steel OJSC GDR.........................    330,044    4,387,620
    Novorossiysk Commercial Sea Port PJSC GDR..........     95,270      374,669
    O'Key Group SA GDR.................................     71,285      670,402
    Phosagro OAO GDR...................................    120,563    1,512,001
*   PIK Group GDR......................................    669,603    1,414,449
    Rosneft OAO GDR....................................  2,658,275   16,402,158
    Rostelecom OJSC Sponsored ADR......................    139,327    2,067,959
    RusHydro JSC ADR...................................  4,658,684    7,881,692
    Sberbank of Russia Sponsored ADR...................  3,913,332   32,464,165
    Severstal OAO GDR..................................    732,289    7,033,814
    Tatneft OAO Sponsored ADR..........................    864,302   30,720,566
    TMK OAO GDR........................................     80,338      721,306

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
RUSSIA -- (Continued)
    Uralkali OJSC GDR..................................   769,997 $ 14,703,104
    VimpelCom, Ltd. Sponsored ADR...................... 1,152,455    9,611,475
    VTB Bank OJSC GDR(B1W7FX909)....................... 6,064,325   13,242,897
    VTB Bank OJSC GDR(46630Q202).......................     9,793       21,515
*   X5 Retail Group NV GDR.............................   315,274    6,051,072
                                                                  ------------
TOTAL RUSSIA...........................................            316,505,595
                                                                  ------------
SOUTH AFRICA -- (7.2%)
#*  Adcock Ingram Holdings, Ltd........................   649,823    3,199,683
    Adcorp Holdings, Ltd...............................   199,235      622,373
    Advtech, Ltd....................................... 1,107,843      794,277
    Aeci, Ltd..........................................   809,288    9,225,036
#   African Bank Investments, Ltd...................... 4,779,215    2,741,508
    African Oxygen, Ltd................................   468,124      814,032
    African Rainbow Minerals, Ltd......................   789,120   14,636,168
    Allied Electronics Corp., Ltd......................   118,970      292,813
#*  Anglo American Platinum, Ltd.......................   258,524   11,349,524
*   AngloGold Ashanti, Ltd.............................    27,426      470,257
*   AngloGold Ashanti, Ltd. Sponsored ADR.............. 1,872,469   32,187,742
*   ArcelorMittal South Africa, Ltd....................   877,765    3,109,126
    Argent Industrial, Ltd.............................    76,889       36,628
    Aspen Pharmacare Holdings, Ltd.....................   784,256   21,195,791
    Assore, Ltd........................................   118,619    3,929,551
#   Astral Foods, Ltd..................................   232,863    3,121,194
#*  Aveng, Ltd......................................... 2,635,769    5,980,914
    AVI, Ltd........................................... 2,149,136   12,157,538
#   Barclays Africa Group, Ltd......................... 1,325,863   20,629,420
#   Barloworld, Ltd.................................... 1,628,567   15,444,559
*   Basil Read Holdings, Ltd...........................   143,266       89,429
*   Bell Equipment, Ltd................................   104,947      141,507
    Bidvest Group, Ltd................................. 1,407,815   37,872,150
    Blue Label Telecoms, Ltd........................... 1,408,438    1,056,254
*   Brait SE...........................................   718,715    5,006,798
    Business Connexion Group, Ltd......................   425,980      252,434
#   Capitec Bank Holdings, Ltd.........................   245,211    5,558,120
#   Cashbuild, Ltd.....................................   129,464    1,647,615
    Caxton and CTP Publishers and Printers, Ltd........   433,083      638,687
    City Lodge Hotels, Ltd.............................   175,291    1,909,661
#   Clicks Group, Ltd.................................. 1,555,165    9,532,727
    Clover Industries, Ltd.............................    47,402       76,746
*   Consolidated Infrastructure Group, Ltd.............    49,777      138,212
    Coronation Fund Managers, Ltd...................... 1,051,375    9,594,438
    Datacentrix Holdings, Ltd..........................   127,775       46,509
    DataTec, Ltd....................................... 1,080,752    5,642,718
    Discovery, Ltd..................................... 1,542,834   13,490,958
    Distell Group, Ltd.................................   111,747    1,415,928
    Distribution and Warehousing Network, Ltd..........   162,578      160,660
    DRDGOLD, Ltd....................................... 2,032,518      575,601
#   DRDGOLD, Ltd. Sponsored ADR........................     4,569       13,067
    EOH Holdings, Ltd..................................   657,511    5,773,407
    Eqstra Holdings, Ltd...............................   579,633      373,944
*   Evraz Highveld Steel and Vanadium, Ltd.............    35,483       22,381
#   Exxaro Resources, Ltd..............................   590,284    7,997,544

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
#   Famous Brands, Ltd.................................    290,672 $  2,687,527
    FirstRand, Ltd..................................... 10,566,034   42,479,924
#   Foschini Group, Ltd. (The).........................  1,205,848   13,189,880
    Gold Fields, Ltd...................................    343,544    1,354,224
    Gold Fields, Ltd. Sponsored ADR....................  3,451,833   13,600,222
#   Grand Parade Investments, Ltd......................    200,131      117,651
    Grindrod, Ltd......................................  2,921,193    7,111,306
    Group Five, Ltd....................................    627,728    2,339,120
*   Harmony Gold Mining Co., Ltd.......................    538,076    1,656,135
*   Harmony Gold Mining Co., Ltd. Sponsored ADR........  2,141,545    6,488,881
    Holdsport, Ltd.....................................     48,566      193,130
    Hudaco Industries, Ltd.............................    182,242    1,541,315
*   Hulamin, Ltd.......................................    429,927      321,498
    Iliad Africa, Ltd..................................    329,671      225,130
    Illovo Sugar, Ltd..................................  1,217,611    3,403,824
    Impala Platinum Holdings, Ltd......................  2,244,994   22,246,754
    Imperial Holdings, Ltd.............................  1,120,274   20,631,621
    Investec, Ltd......................................  1,475,056   12,695,872
    Invicta Holdings, Ltd..............................     35,391      362,313
    JD Group, Ltd......................................  1,014,992    2,358,731
    JSE, Ltd...........................................    554,740    5,139,916
    KAP Industrial Holdings, Ltd.......................    308,543      114,884
#   Kumba Iron Ore, Ltd................................    238,171    8,328,358
#   Lewis Group, Ltd...................................    833,480    4,936,600
    Liberty Holdings, Ltd..............................    619,492    7,473,705
    Life Healthcare Group Holdings, Ltd................  4,110,973   16,869,632
    Massmart Holdings, Ltd.............................    365,576    4,777,040
    Mediclinic International, Ltd......................  1,610,820   12,818,428
*   Merafe Resources, Ltd..............................  4,538,265      584,849
    Metair Investments, Ltd............................    856,520    2,959,697
    Metrofile Holdings, Ltd............................        877          401
    MMI Holdings, Ltd..................................  7,092,232   17,134,239
    Mondi, Ltd.........................................    635,805   11,181,426
    Mpact, Ltd.........................................    603,733    1,692,068
    Mr Price Group, Ltd................................  1,118,142   21,117,743
    MTN Group, Ltd.....................................  4,840,775  100,201,029
*   Murray & Roberts Holdings, Ltd.....................  2,496,379    5,809,423
    Nampak, Ltd........................................  3,620,634   13,750,835
    Naspers, Ltd. Class N..............................    654,201   80,451,689
#   Nedbank Group, Ltd.................................  1,247,813   27,176,309
    Netcare, Ltd.......................................  5,410,249   15,532,902
*   Northam Platinum, Ltd..............................  1,699,452    6,951,881
    Nu-World Holdings, Ltd.............................     23,372       41,550
    Oceana Group, Ltd..................................    138,920    1,070,179
    Octodec Investments, Ltd...........................      5,586       11,755
    Omnia Holdings, Ltd................................    442,039    9,563,839
    Peregrine Holdings, Ltd............................    677,254    1,466,453
    Petmin, Ltd........................................    187,477       37,703
#   Pick n Pay Stores, Ltd.............................  1,076,743    5,865,330
    Pinnacle Holdings, Ltd.............................    875,378    1,098,380
    Pioneer Foods, Ltd.................................    419,534    4,589,830
    PPC, Ltd...........................................  2,835,794    8,496,743
#   PSG Group, Ltd.....................................    588,584    5,413,766

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH AFRICA -- (Continued)
    Raubex Group, Ltd.................................   298,938 $      642,895
*   RCL Foods, Ltd....................................   144,968        222,208
    Resilient Property Income Fund, Ltd...............   807,308      4,816,659
    Reunert, Ltd......................................   863,272      5,173,107
*   Royal Bafokeng Platinum, Ltd......................    72,485        492,730
    Sanlam, Ltd....................................... 8,139,212     46,166,428
    Santam, Ltd.......................................   125,139      2,331,629
*   Sappi, Ltd........................................ 3,588,843     13,565,607
*   Sappi, Ltd. Sponsored ADR.........................   399,244      1,489,180
    Sasol, Ltd........................................   949,150     54,750,121
    Sasol, Ltd. Sponsored ADR.........................   954,771     55,233,502
    Shoprite Holdings, Ltd............................ 1,221,916     18,438,357
    Sibanye Gold, Ltd................................. 1,324,593      3,141,828
#   Sibanye Gold, Ltd. Sponsored ADR..................   833,392      7,950,560
    Spar Group, Ltd. (The)............................   910,030     10,502,958
    Spur Corp., Ltd...................................   424,853      1,238,428
    Standard Bank Group, Ltd.......................... 4,181,964     56,266,077
*   Stefanutti Stocks Holdings, Ltd...................   186,764        160,518
#   Steinhoff International Holdings, Ltd............. 8,312,234     41,523,075
    Sun International, Ltd............................   607,483      6,065,278
*   Super Group, Ltd.................................. 2,381,661      6,671,367
*   Telkom SA SOC, Ltd................................ 1,787,174      8,250,966
*   Telkom SA SOC, Ltd. Sponsored ADR.................    24,334        453,342
    Tiger Brands, Ltd.................................   498,489     14,331,803
    Times Media Group, Ltd............................    74,593        149,712
    Tongaat Hulett, Ltd...............................   551,239      7,849,583
    Trencor, Ltd......................................   534,087      3,781,807
    Truworths International, Ltd...................... 1,929,169     13,507,365
#   Tsogo Sun Holdings, Ltd...........................   956,729      2,424,690
    Value Group, Ltd..................................    95,008         46,801
#   Vodacom Group, Ltd................................   832,285      9,727,848
*   Wesizwe Platinum, Ltd.............................    19,767          2,155
    Wilson Bayly Holmes-Ovcon, Ltd....................   382,913      4,568,752
    Woolworths Holdings, Ltd.......................... 2,987,012     23,065,464
    Zeder Investments, Ltd............................   864,444        469,642
                                                                 --------------
TOTAL SOUTH AFRICA....................................            1,254,101,711
                                                                 --------------
SOUTH KOREA -- (14.0%)
#*  3S Korea Co., Ltd.................................   112,580        301,759
#   Able C&C Co., Ltd.................................    30,691        775,505
#*  Actoz Soft Co., Ltd...............................    24,345        623,542
#*  Advanced Nano Products Co., Ltd...................     9,941        181,037
#*  Advanced Process Systems Corp.....................    76,585        549,489
    Aekyung Petrochemical Co., Ltd....................     5,521        355,289
#   AfreecaTV Co., Ltd................................    39,980      1,070,540
#   Agabang&Company...................................   150,357        767,737
#   Ahnlab, Inc.......................................    24,000        907,514
#*  AJ Rent A Car Co., Ltd............................    40,000        531,229
#   AK Holdings, Inc..................................    11,739        688,268
#*  Aminologics Co., Ltd..............................   190,514        264,056
    Amorepacific Corp.................................     7,202     12,360,379
    AMOREPACIFIC Group................................    10,804      9,274,644
#*  Amotech Co., Ltd..................................    44,100        304,511

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Anam Electronics Co., Ltd.......................... 248,480 $   219,353
#   Anapass, Inc.......................................  40,786     413,687
#   Asia Cement Co., Ltd...............................   8,165     867,233
#   ASIA Holdings Co., Ltd.............................   5,040     674,344
    Asia Paper Manufacturing Co., Ltd..................  30,414     686,563
*   Asiana Airlines, Inc............................... 488,540   2,217,566
    AtlasBX Co., Ltd...................................  35,829   1,433,108
*   AUK Corp........................................... 178,670     348,082
    Autech Corp........................................  47,374     334,815
#*  Avaco Co., Ltd.....................................  40,816     179,674
#   Baiksan Co., Ltd...................................  58,010     317,355
#   Basic House Co., Ltd. (The)........................  33,820     703,051
#*  BH Co., Ltd........................................  76,478     495,671
#   BHI Co., Ltd.......................................  23,864     324,426
#*  BI EMT Co., Ltd....................................  26,767      34,356
#   Binggrae Co., Ltd..................................  19,901   1,541,562
    Bioland, Ltd.......................................  36,801     596,453
#   Biospace Co., Ltd..................................  33,151     604,207
#   Bluecom Co., Ltd...................................  42,806     639,892
    Bookook Securities Co., Ltd........................   5,240      69,494
#*  Boryung Medience Co., Ltd..........................  18,941     131,670
    Boryung Pharmaceutical Co., Ltd....................  20,761     812,568
#*  Bosung Power Technology Co., Ltd................... 115,748     194,925
    BS Financial Group, Inc............................ 953,492  15,227,917
    Bukwang Pharmaceutical Co., Ltd....................  58,230     945,907
    BYC Co., Ltd.......................................     190      41,624
#   Byucksan Corp...................................... 159,230     679,258
#   CammSys Corp....................................... 209,735     450,833
#*  Capro Corp......................................... 153,252     652,252
#*  Celltrion Pharm, Inc...............................  64,970     624,250
#*  Celltrion, Inc..................................... 141,552   5,430,399
#*  Chabiotech Co., Ltd................................  78,076   1,046,030
#*  Chadiostech Co., Ltd...............................  29,432      81,895
#*  Charm Engineering Co., Ltd.........................  77,090     130,365
#*  Cheil Worldwide, Inc............................... 295,929   6,191,788
#   Chemtronics Co., Ltd...............................  69,638     680,302
#*  Chin Hung International, Inc....................... 157,419     232,614
#*  China Great Star International, Ltd................ 332,129   1,088,110
#*  China Ocean Resources Co., Ltd..................... 450,661     521,298
#*  Choa Pharmaceutical Co.............................  69,616     237,225
#   Chokwang Paint, Ltd................................  24,620     248,631
    Chong Kun Dang Pharmaceutical Corp.................  28,395   1,765,094
    Chongkundang Holdings Corp.........................  14,747     612,308
#   Choong Ang Vaccine Laboratory......................  12,091     161,025
    Chosun Refractories Co., Ltd.......................   2,127     238,507
#   CJ CGV Co., Ltd....................................  57,093   2,538,612
#   CJ CheilJedang Corp................................  36,256  11,668,135
    CJ Corp............................................  68,500   9,657,928
*   CJ E&M Corp........................................ 102,836   3,868,780
*   CJ Freshway Corp...................................   1,140      37,396
#*  CJ Korea Express Co., Ltd..........................  34,696   4,546,092
    CJ O Shopping Co., Ltd.............................  10,003   3,826,762
#*  CJ Seafood Corp....................................  80,851     202,891

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   CKD Bio Corp.......................................  24,780 $   372,118
#*  CNK International Co., Ltd......................... 104,244     174,949
#*  Com2uSCorp.........................................  16,472   1,519,165
#   Cosmax BTI, Inc....................................  18,046     754,280
*   Cosmax, Inc........................................  19,982   1,820,198
#*  CosmoAM&T Co., Ltd.................................  40,310     230,030
#*  Cosmochemical Co., Ltd.............................  56,863     351,976
#   Coway Co., Ltd..................................... 149,353  12,873,984
#   Credu Corp.........................................   7,828     561,778
#   Crown Confectionery Co., Ltd.......................   3,196     706,219
#*  CrucialTec Co., Ltd................................   4,475      25,647
#*  CTC BIO, Inc.......................................  46,246     571,543
#*  CUROCOM Co., Ltd................................... 171,694     174,733
#*  D.I Corp...........................................  76,680     651,644
#*  D.ID Corp..........................................  42,436      82,431
    Dae Dong Industrial Co., Ltd.......................  66,910     691,137
    Dae Han Flour Mills Co., Ltd.......................   5,966   1,106,860
#   Dae Hyun Co., Ltd.................................. 132,460     245,039
    Dae Won Kang Up Co., Ltd........................... 106,380     722,247
#*  Dae Young Packaging Co., Ltd....................... 350,890     242,312
#   Dae-II Corp........................................  79,637     519,379
#*  Daea TI Co., Ltd................................... 226,336     341,528
#*  Daechang Co., Ltd.................................. 301,520     313,862
    Daeduck Electronics Co............................. 200,830   1,598,387
#   Daeduck GDS Co., Ltd............................... 114,600   1,408,393
    Daegu Department Store.............................  26,213     426,291
#*  Daehan New Pharm Co., Ltd..........................  32,312     350,234
#   Daehan Steel Co., Ltd..............................  73,002     418,550
#   Daehwa Pharmaceutical Co., Ltd.....................  37,069     235,547
    Daekyo Co., Ltd....................................  76,070     498,004
#*  Daekyung Machinery & Engineering Co., Ltd.......... 184,410     333,817
#   Daelim Industrial Co., Ltd......................... 137,711  12,321,291
    Daelim Trading Co., Ltd............................     156         682
    Daesang Corp.......................................  84,727   4,202,526
    Daesang Holdings Co., Ltd..........................  75,680   1,457,120
    Daesung Holdings Co., Ltd..........................  19,560     231,537
*   Daesung Industrial Co., Ltd........................   2,450      11,041
#   Daewon Pharmaceutical Co., Ltd.....................  89,658     976,289
#   Daewon San Up Co., Ltd.............................  29,071     362,272
#*  Daewoo Engineering & Construction Co., Ltd......... 467,145   4,493,474
#   Daewoo International Corp.......................... 132,397   4,766,672
#*  Daewoo Securities Co., Ltd......................... 818,317   8,219,939
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 429,780  10,198,842
    Daewoong Co., Ltd..................................   6,323     247,850
#   Daewoong Pharmaceutical Co., Ltd...................  20,111   1,194,459
*   Dahaam E-Tec Co., Ltd..............................   1,420       4,663
    Daishin Securities Co., Ltd........................ 230,690   2,373,229
#*  Danal Co., Ltd.....................................  53,742     367,582
    Daou Data Corp.....................................  73,862     353,125
    Daou Technology, Inc............................... 177,104   1,905,210
#*  Dasan Networks, Inc................................  83,278     667,438
#   Daum Communications Corp...........................  37,671   4,813,883
#   Dawonsys Co., Ltd..................................  30,006     315,545

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   Dayou Automotive Seat Technology Co., Ltd.......... 230,815 $   357,043
#   DCM Corp...........................................  16,370     197,962
#*  Deutsch Motors, Inc................................  31,888     132,607
    DGB Financial Group, Inc........................... 810,398  13,155,680
    Digital Chosun Co., Ltd............................  20,134      42,857
#   Digital Power Communications Co., Ltd..............  30,360      94,459
#*  Digitech Systems Co., Ltd..........................  69,781     107,946
*   DIO Corp...........................................  44,232     335,183
    Dong Ah Tire & Rubber Co., Ltd.....................  14,820     294,523
#*  Dong Yang Gang Chul Co., Ltd....................... 138,330     403,943
    Dong-A Socio Holdings Co., Ltd.....................  14,564   1,811,665
#   Dong-Ah Geological Engineering Co., Ltd............  30,030     249,159
    Dong-II Corp.......................................   5,244     413,773
#   Dongaone Co., Ltd.................................. 119,520     353,811
#   Dongbang Transport Logistics Co., Ltd..............  78,710     160,327
#*  Dongbu CNI Co., Ltd................................  15,260      45,027
#*  Dongbu Corp........................................  35,650      71,333
#*  Dongbu HiTek Co., Ltd.............................. 159,392     616,494
    Dongbu Insurance Co., Ltd.......................... 227,074  12,856,560
*   Dongbu Securities Co., Ltd......................... 129,061     651,873
#*  Dongbu Steel Co., Ltd.............................. 225,905     395,147
    Dongil Industries Co., Ltd.........................   4,838     271,881
#   Dongjin Semichem Co., Ltd.......................... 133,076     478,820
#*  Dongkook Industrial Co., Ltd....................... 124,883     419,222
    DongKook Pharmaceutical Co., Ltd...................  16,907     488,527
    Dongkuk Industries Co., Ltd........................   3,287      13,559
#   Dongkuk Steel Mill Co., Ltd........................ 338,383   2,586,916
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd......... 132,251     493,552
    Dongsuh Co., Inc...................................  10,008     187,525
#   Dongsung Chemical Co., Ltd.........................   7,530     133,536
#   Dongsung Holdings Co., Ltd......................... 100,540     614,173
#   Dongsung Pharmaceutical Co., Ltd...................  81,900     281,076
    Dongwha Pharm Co., Ltd............................. 110,465     545,662
    Dongwon F&B Co., Ltd...............................   7,804   1,575,186
#   Dongwon Industries Co., Ltd........................   5,655   1,810,703
*   Dongwon Systems Corp...............................  15,467     178,598
    Dongyang E&P, Inc..................................  32,807     451,862
#   Dongyang Mechatronics Corp......................... 155,436   1,426,589
    Doosan Corp........................................  33,575   4,011,683
#*  Doosan Engine Co., Ltd............................. 169,159   1,352,331
#*  Doosan Engineering & Construction Co., Ltd.........  14,950     201,209
#   Doosan Heavy Industries & Construction Co., Ltd.... 239,421   6,972,762
#*  Doosan Infracore Co., Ltd.......................... 446,190   5,608,635
#*  Dragonfly GF Co., Ltd..............................  25,290     178,460
    DRB Holding Co., Ltd...............................  55,899     764,779
#*  Duksan Hi-Metal Co., Ltd...........................  52,962     854,702
    DuzonBIzon Co., Ltd................................ 116,224   1,061,543
#   e-LITECOM Co., Ltd.................................  44,582     661,418
    E-Mart Co., Ltd....................................  70,199  15,762,876
#*  e-Starco Co., Ltd.................................. 273,152   1,052,734
#   E1 Corp............................................  12,188     851,121
#   Eagon Industries Co., Ltd..........................  32,830     386,836
#   Easy Bio, Inc...................................... 172,451   1,187,575

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#*  Ecopro Co., Ltd....................................    57,703 $   454,806
#   EG Corp............................................    23,854     490,355
#*  ELK Corp...........................................    93,428     270,479
#*  EMKOREA Co., Ltd...................................    48,875     243,235
#   ENF Technology Co., Ltd............................    47,412     424,536
#   Eo Technics Co., Ltd...............................    31,993   2,145,651
#   Estechpharma Co., Ltd..............................    43,822     317,267
*   ESTsoft Corp.......................................     4,962      68,924
    Eugene Corp........................................   263,713     939,246
#*  Eugene Investment & Securities Co., Ltd............   248,935     593,269
#   Eugene Technology Co., Ltd.........................    75,788   1,141,065
    EVERDIGM Corp......................................     9,264      62,450
*   Farmsco............................................     2,780      37,469
#   Fila Korea, Ltd....................................    39,090   3,435,561
#*  Fine Technix Co., Ltd..............................    22,817      60,018
#*  Finetex EnE, Inc...................................   100,221     195,324
#   Firstec Co., Ltd...................................   166,326     302,259
#*  Flexcom, Inc.......................................    59,292     297,186
#*  Foosung Co., Ltd...................................   170,523     537,277
    Fursys, Inc........................................    10,916     350,799
#*  Gamevil, Inc.......................................    18,924   1,906,554
#   Gaon Cable Co., Ltd................................    15,162     407,978
#*  GemVax & Kael Co., Ltd.............................    59,675   1,255,193
#*  GeneOneLifeScience, Inc............................   104,335     105,941
#*  Genexine Co., Ltd..................................     2,719     136,556
#*  Genic Co., Ltd.....................................    17,757     299,065
    GIIR, Inc..........................................    16,730     130,681
    Global & Yuasa Battery Co., Ltd....................    27,503   1,287,951
#   Global Display Co., Ltd............................    27,608     186,117
#*  GNCO Co., Ltd......................................   213,311     248,401
    Golfzon Co., Ltd...................................    78,030   1,500,817
#   Grand Korea Leisure Co., Ltd.......................   122,320   5,049,170
    Green Cross Corp...................................    18,105   2,141,666
    Green Cross Holdings Corp..........................   114,530   1,728,572
*   Green Non-Life Insurance Co., Ltd..................    14,915          --
#*  GS Engineering & Construction Corp.................   294,338  11,124,197
#   GS Global Corp.....................................    69,008     623,954
#   GS Holdings........................................   256,119  11,648,930
    GS Home Shopping, Inc..............................     7,377   1,992,706
#   GS retail Co., Ltd.................................   105,542   2,235,768
    Gwangju Shinsegae Co., Ltd.........................     2,914     703,936
#   Haesung Industrial Co., Ltd........................     3,379     287,326
*   Halla Corp.........................................    99,423     765,028
#   Halla Visteon Climate Control Corp.................   125,612   6,194,215
    Han Kuk Carbon Co., Ltd............................   138,400     978,370
    Hana Financial Group, Inc.......................... 1,140,149  45,916,971
#*  Hana Micron, Inc...................................    87,151     695,186
#   Hana Tour Service, Inc.............................    33,286   2,112,221
#*  Hanall Biopharma Co., Ltd..........................    64,600     244,930
    Handok, Inc........................................     6,692     167,686
#   Handsome Co., Ltd..................................    81,558   2,172,829
    Hanil Cement Co., Ltd..............................    19,154   2,451,798
#   Hanil E-Wha Co., Ltd...............................   101,330   2,085,061

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Hanjin Heavy Industries & Construction Co., Ltd.... 296,317 $ 2,042,441
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  70,989     753,204
#*  Hanjin Kal Corp....................................  60,075   1,509,876
#*  Hanjin P&C Co., Ltd................................ 106,545     126,463
#*  Hanjin Shipping Co., Ltd...........................  18,453      99,129
#*  Hanjin Shipping Holdings Co., Ltd..................  20,794     238,843
#   Hanjin Transportation Co., Ltd.....................  54,732   1,710,661
    Hankook Shell Oil Co., Ltd.........................   3,373   1,673,034
    Hankook Tire Co., Ltd.............................. 206,095  11,280,796
    Hankook Tire Worldwide Co., Ltd....................   9,233     202,911
*   Hankuk Glass Industries, Inc.......................   3,770      78,929
    Hankuk Paper Manufacturing Co., Ltd................  15,900     481,108
#*  Hanmi Pharm Co., Ltd...............................  25,588   2,155,925
#*  Hanmi Science Co., Ltd.............................  76,857   1,033,200
    Hanmi Semiconductor Co., Ltd.......................  48,770     694,032
    Hansae Co., Ltd....................................  70,688   1,849,348
#   Hansae Yes24 Holdings Co., Ltd.....................  78,966     688,287
#   Hanshin Construction...............................   1,850      27,369
#   Hansol Chemical Co., Ltd...........................  47,490   1,330,811
#*  Hansol HomeDeco Co., Ltd........................... 315,632     644,302
#   Hansol Logistics Co., Ltd.......................... 176,540     411,639
#   Hansol Paper Co.................................... 245,415   2,846,879
#*  Hansol Technics Co., Ltd...........................  65,284   1,217,919
    Hanssem Co., Ltd...................................  31,794   2,887,173
#   Hanwha Chemical Corp............................... 418,242   7,281,720
    Hanwha Corp........................................ 266,976   7,566,982
#   Hanwha Galleria Timeworld Co., Ltd.................   8,040     360,822
#*  Hanwha General Insurance Co., Ltd.................. 174,761   1,013,230
*   Hanwha Investment & Securities Co., Ltd............ 318,564   1,395,823
    Hanwha Life Insurance Co., Ltd..................... 805,240   5,344,940
    Hanyang Eng Co., Ltd...............................  55,253     366,731
    Hanyang Securities Co., Ltd........................  18,020     132,362
#*  Harim Holdings Co., Ltd............................ 162,035     913,140
#   Heung-A Shipping Co., Ltd.......................... 573,851     698,997
*   Heungkuk Fire & Marine Insurance Co., Ltd..........  24,279      94,877
#   High Tech Pharm Co., Ltd...........................  22,952     321,328
#   Hite Jinro Co., Ltd................................ 174,665   3,845,006
    Hitejinro Holdings Co., Ltd........................  43,157     530,249
#*  HMC Investment Securities Co., Ltd.................  93,078   1,189,210
#*  HNK Machine Tool Co., Ltd..........................  18,022     166,449
#   Hotel Shilla Co., Ltd..............................  94,889  10,110,891
    HS R&A Co., Ltd....................................  16,340     510,848
    Huchems Fine Chemical Corp.........................  88,801   2,231,350
    Humax Co., Ltd.....................................  98,552   1,040,543
    Huons Co., Ltd.....................................  25,204   1,089,517
    Husteel Co., Ltd...................................  21,660     390,800
#   Huvis Corp.........................................  71,070     762,590
#   Huvitz Co., Ltd....................................  27,945     353,984
#   Hwa Shin Co., Ltd.................................. 110,643   1,235,556
    Hwacheon Machine Tool Co., Ltd.....................   4,514     273,393
    HwaSung Industrial Co., Ltd........................   6,370      88,510
#   Hy-Lok Corp........................................  40,072   1,315,127
    Hyosung Corp....................................... 140,088  10,174,872

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
SOUTH KOREA -- (Continued)
#*  Hyundai BNG Steel Co., Ltd..........................  51,350 $ 1,057,159
#   Hyundai Corp........................................  53,610   1,882,783
#   Hyundai Department Store Co., Ltd...................  62,015   8,832,537
#   Hyundai Development Co.............................. 338,019  12,548,651
#*  Hyundai Elevator Co., Ltd...........................  54,813   2,015,662
    Hyundai Engineering & Construction Co., Ltd......... 239,490  14,599,275
#   Hyundai Engineering Plastics Co., Ltd...............  88,540     652,730
#   Hyundai Glovis Co., Ltd.............................  20,093   5,127,649
#   Hyundai Greenfood Co., Ltd.......................... 215,940   3,479,408
#   Hyundai Heavy Industries Co., Ltd................... 101,252  14,596,525
    Hyundai Home Shopping Network Corp..................  17,726   2,851,820
    Hyundai Hy Communications & Networks Co., Ltd....... 171,293     777,009
    Hyundai Hysco Co., Ltd..............................   8,087     647,319
#   Hyundai Livart Co., Ltd.............................  54,210   1,694,555
    Hyundai Marine & Fire Insurance Co., Ltd............ 287,655   8,505,779
#*  Hyundai Merchant Marine Co., Ltd....................  99,056     990,775
#   Hyundai Mipo Dockyard...............................  25,099   2,973,690
    Hyundai Mobis....................................... 153,167  45,754,691
#   Hyundai Motor Co.................................... 364,834  86,366,796
#*  Hyundai Securities Co., Ltd......................... 662,773   5,091,495
#   Hyundai Steel Co.................................... 288,254  21,960,328
#   Hyundai Wia Corp....................................  53,386   9,697,974
#*  Hyunjin Materials Co., Ltd..........................  70,175     318,838
#   HyVision System, Inc................................  53,429     400,980
#*  ICD Co., Ltd........................................  49,851     319,577
#*  IHQ, Inc............................................  86,642     229,951
#   II Dong Pharmaceutical Co., Ltd.....................  47,700     644,972
#   IIjin Electric Co., Ltd.............................  91,124     682,132
#   IIjin Holdings Co., Ltd.............................  79,100     468,647
#*  IIjin Materials Co., Ltd............................  60,430     606,074
    IIshin Spinning Co., Ltd............................   6,733     865,416
#   IIsung Pharmaceuticals Co., Ltd.....................   3,008     252,198
#*  IM Co., Ltd.........................................  67,915     236,732
#   iMarketKorea, Inc...................................  56,730   1,746,411
#   iMBC Co., Ltd.......................................  28,170     125,629
    Industrial Bank of Korea............................ 742,530  11,009,304
#*  Infinitt Healthcare Co., Ltd........................  39,177     250,507
#*  Infopia Co., Ltd....................................  36,965     467,259
#*  Infraware, Inc......................................  72,723     425,976
#*  InkTec Co., Ltd.....................................  29,588     380,905
#   Innochips Technology, Inc...........................  34,587     419,889
*   InnoWireless, Inc...................................  22,924     264,370
#*  Innox Corp..........................................  60,404   1,024,332
#*  Insun ENT Co., Ltd.................................. 100,647     323,454
#   Intelligent Digital Integrated Securities Co., Ltd..  17,225     259,569
#*  Interflex Co., Ltd..................................  50,985     524,870
    Intergis Co., Ltd...................................   6,800      60,146
#   Interojo Co., Ltd...................................  11,512     222,800
#   Interpark Corp...................................... 141,004   1,524,846
    INTOPS Co., Ltd.....................................  34,688     617,279
    Inzi Controls Co., Ltd..............................  44,490     230,847
    INZI Display Co., Ltd............................... 124,958     226,305
#*  IS Dongseo Co., Ltd.................................  49,570   1,493,600

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   ISU Chemical Co., Ltd..............................  65,123 $   841,568
#   IsuPetasys Co., Ltd................................ 190,048     877,625
#   Jahwa Electronics Co., Ltd.........................  82,539   1,153,015
#   JB Financial Group Co., Ltd........................ 394,761   2,789,990
*   Jcontentree Corp................................... 133,592     465,206
#   Jeil Pharmaceutical Co.............................  32,320     909,403
*   Jeil Savings Bank..................................   3,200          --
#*  Jeju Semiconductor Corp............................  13,133      32,263
#*  Jenax, Inc.........................................  34,294     320,655
    Jinro Distillers Co., Ltd..........................   1,335      33,045
#   Jinsung T.E.C......................................  44,792     241,758
*   JoyCity Corp.......................................   6,790     109,358
*   Joymax Co., Ltd....................................  17,153     409,167
#*  Jusung Engineering Co., Ltd........................ 118,306     423,068
*   JVM Co., Ltd.......................................  17,083     963,004
    JW Holdings Co., Ltd............................... 173,453     438,676
#   JW Pharmaceutical Corp.............................  52,900     792,640
    Kangwon Land, Inc.................................. 166,590   5,523,651
#   KB Capital Co., Ltd................................  56,966   1,164,893
    KB Financial Group, Inc............................ 527,260  20,597,106
#   KB Financial Group, Inc. ADR....................... 464,299  18,163,377
#   KC Cottrell Co., Ltd...............................  23,085     144,112
#   KC Green Holdings Co., Ltd.........................  63,780     397,451
#   KC Tech Co., Ltd................................... 107,916     587,921
    KCC Corp...........................................  19,339  11,384,293
*   KCO Energy, Inc....................................      70          --
#   KCP Co., Ltd.......................................  67,590     546,238
#*  Keangnam Enterprises, Ltd..........................  40,855     172,971
#*  KEC Corp........................................... 359,677     309,759
#   KEPCO Engineering & Construction Co., Inc..........  29,007   1,608,709
#   KEPCO Plant Service & Engineering Co., Ltd.........  29,820   2,145,446
#   Keyang Electric Machinery Co., Ltd................. 105,070     492,287
    KG Chemical Corp...................................  29,760     399,898
#   Kginicis Co., Ltd..................................  88,225     939,167
#   KGMobilians Co., Ltd...............................  43,631     507,689
#   KH Vatec Co., Ltd..................................  82,272   1,549,268
    Kia Motors Corp.................................... 661,264  38,819,992
    KISCO Corp.........................................  18,248     518,418
    KISCO Holdings Co., Ltd............................   2,565     113,117
    Kishin Corp........................................  42,990     312,388
    KISWIRE, Ltd.......................................  31,046   1,297,396
#   KIWOOM Securities Co., Ltd.........................  55,729   2,683,819
#*  KJB Financial Group Co., Ltd.......................  95,372   1,132,012
*   KMH Co., Ltd.......................................  40,995     339,025
#*  KMW Co., Ltd.......................................  57,687     857,598
*   KNB Financial Group Co., Ltd....................... 145,748   1,963,915
#   Koentec Co., Ltd................................... 192,793     438,881
#   Koh Young Technology, Inc..........................  53,545   1,359,167
#   Kolao Holdings.....................................  70,184   1,456,365
    Kolon Corp.........................................  38,189   1,155,181
#*  Kolon Global Corp..................................  37,038     363,019
    Kolon Industries, Inc.............................. 101,473   6,694,471
#   Kolon Life Science, Inc............................  17,794   1,029,980

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#*  Komipharm International Co., Ltd...................    33,952 $   268,036
#   KONA I Co., Ltd....................................    53,766   1,818,353
#   Kook Je Electric Korea Co., Ltd....................    23,232     497,895
#   Kook Soon Dang Brewery Co., Ltd....................    53,694     308,558
    Korea Aerospace Industries, Ltd....................    71,680   2,445,108
    Korea Airport Service Co., Ltd.....................     2,225      53,798
#   Korea Cast Iron Pipe Industries Co., Ltd...........     3,750      16,194
#   Korea Circuit Co., Ltd.............................    60,735     482,379
#   Korea District Heating Corp........................    15,254   1,114,258
    Korea Electric Power Corp..........................   220,808   9,111,903
#   Korea Electric Power Corp. Sponsored ADR...........   480,952   9,748,897
    Korea Electric Terminal Co., Ltd...................    31,550   1,364,776
#   Korea Export Packaging Industrial Co., Ltd.........    11,105     227,064
#   Korea Flange Co., Ltd..............................    21,882     500,848
*   Korea Gas Corp.....................................   104,650   6,228,176
#*  Korea Info & Comm..................................    77,904     441,981
    Korea Investment Holdings Co., Ltd.................   217,740   9,740,114
#   Korea Kolmar Co., Ltd..............................    37,476   1,775,442
#   Korea Kolmar Holdings Co., Ltd.....................    33,914     849,613
    Korea Petrochemical Ind Co., Ltd...................    17,894   1,137,782
#   Korea United Pharm, Inc............................    50,469     544,607
#   Korea Zinc Co., Ltd................................    23,914   9,575,315
*   Korean Air Lines Co., Ltd..........................   187,460   6,495,563
#   Korean Reinsurance Co..............................   572,496   6,263,672
#   Kortek Corp........................................    46,568     535,034
    KPF................................................    40,895     158,389
    KPX Chemical Co., Ltd..............................     6,559     375,675
#*  KR Motors Co., Ltd.................................   360,460     347,436
#*  KSCB Co., Ltd......................................    16,107      54,925
    KT Corp............................................    37,317   1,203,727
#   KT Corp. Sponsored ADR.............................   206,950   3,323,617
*   KT Hitel Co., Ltd..................................    39,808     317,194
    KT Skylife Co., Ltd................................   114,869   2,498,445
    KT&G Corp..........................................   218,578  21,115,532
*   KTB Investment & Securities Co., Ltd...............   266,720     669,009
    Kukdo Chemical Co., Ltd............................    22,202   1,157,547
#   Kumho Electric Co., Ltd............................    19,644     396,751
#*  Kumho Industrial Co., Ltd..........................    11,534     123,777
#*  Kumho Investment Bank.............................. 2,206,024     984,022
#   Kumho Petro chemical Co., Ltd......................    38,059   3,317,658
#*  Kumho Tire Co., Inc................................   363,594   3,991,009
#   Kumkang Kind Co., Ltd..............................     4,570     277,043
    Kunsul Chemical Industrial Co., Ltd................    19,423     872,131
#   Kwang Dong Pharmaceutical Co., Ltd.................   204,270   1,894,339
#*  Kwang Myung Electric Engineering Co., Ltd..........   213,320     479,657
#*  Kyeryong Construction Industrial Co., Ltd..........    21,112     331,524
*   Kyobo Securities Co., Ltd,.........................   103,730   1,055,397
#   Kyung Dong Navien Co., Ltd.........................    28,390     783,861
#   Kyung-In Synthetic Corp............................   102,540     698,711
    Kyungbang, Ltd.....................................     3,540     425,587
#   Kyungchang Industrial Co., Ltd.....................    81,442   1,019,536
    KyungDong City Gas Co., Ltd........................     9,747   1,155,431
#   Kyungdong Pharm Co., Ltd...........................    32,976     671,943

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
    Kyungnam Energy Co., Ltd...........................     3,460 $    24,605
#   L&F Co., Ltd.......................................    43,180     221,425
#*  LB Semicon, Inc....................................   171,662     317,327
    LEENO Industrial, Inc..............................    49,318   1,710,919
    LF Corp............................................   113,664   3,180,864
    LG Chem, Ltd.......................................   109,847  30,739,662
    LG Corp............................................   389,097  26,056,764
#*  LG Display Co., Ltd................................   863,120  28,334,243
*   LG Display Co., Ltd. ADR...........................   846,745  13,759,606
#   LG Electronics, Inc................................   486,284  36,025,119
    LG Hausys, Ltd.....................................    33,104   6,061,058
#   LG Household & Health Care, Ltd....................    23,769  11,038,652
#*  LG Innotek Co., Ltd................................    57,934   7,015,232
    LG International Corp..............................   204,424   5,896,973
#*  LG Life Sciences, Ltd..............................    35,554   1,092,019
    LG Uplus Corp...................................... 1,149,885  10,575,370
    LIG Insurance Co., Ltd.............................   263,903   7,519,731
#   LMS Co., Ltd.......................................    29,956     522,437
#   Lock & Lock Co., Ltd...............................    95,187   1,161,262
#*  Logistics Energy Korea Co., Ltd....................   139,240     224,700
#   Lotte Chemical Corp................................    58,209   9,813,865
    Lotte Chilsung Beverage Co., Ltd...................     3,758   6,753,952
#   Lotte Confectionery Co., Ltd.......................     3,283   6,686,922
#   Lotte Food Co., Ltd................................     3,536   2,552,039
#   LOTTE Himart Co., Ltd..............................    37,300   2,475,040
#*  Lotte Non-Life Insurance Co., Ltd..................   134,230     435,960
#   Lotte Shopping Co., Ltd............................    45,229  13,946,206
#*  Lotte Tour Development Co., Ltd....................     1,490      22,393
    LS Corp............................................    79,633   5,609,996
#   LS Industrial Systems Co., Ltd.....................    58,223   3,571,658
#*  Lumens Co., Ltd....................................   234,045   1,857,765
#   Macquarie Korea Infrastructure Fund................ 1,417,579   9,097,965
#*  Macrogen, Inc......................................    12,304     558,861
#   Maeil Dairy Industry Co., Ltd......................    31,906   1,156,506
#   Mando Corp.........................................    71,323   8,689,443
#*  Medifron DBT Co., Ltd..............................    81,261     225,853
#*  Medipost Co., Ltd..................................    13,085     719,687
#   Medy-Tox, Inc......................................    25,265   3,740,988
#   MegaStudy Co., Ltd.................................    24,221   1,414,136
#*  Melfas, Inc........................................    93,515     501,794
#   Meritz Financial Group, Inc........................   156,757   1,205,614
    Meritz Fire & Marine Insurance Co., Ltd............   348,131   4,517,144
#   Meritz Securities Co., Ltd......................... 1,025,050   2,902,117
#*  Mgame Corp.........................................     3,948      13,154
    Mi Chang Oil Industrial Co., Ltd...................     2,155     149,767
    Mirae Asset Securities Co., Ltd....................   151,774   6,847,480
#*  Mirae Corp......................................... 1,100,963     207,576
    Miwon Chemicals Co., Ltd...........................     1,200      41,497
*   Miwon Commercial Co., Ltd..........................       456      75,187
    Miwon Specialty Chemical Co., Ltd..................       988     277,170
    MK Electron Co., Ltd...............................    78,648     403,694
#*  MNTech Co., Ltd....................................   105,014     460,840
#   Modetour Network, Inc..............................    35,269     842,648

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
*   Monalisa Co., Ltd..................................  28,400 $    68,028
    Moorim P&P Co., Ltd................................ 148,201     601,912
#   Moorim Paper Co., Ltd.............................. 110,200     252,481
#   Motonic Corp.......................................  49,880     725,509
#*  Muhak Co., Ltd.....................................  10,927     370,412
    Namhae Chemical Corp............................... 119,110   1,044,378
#*  Namsun Aluminum Co., Ltd........................... 138,696     180,127
#   Namyang Dairy Products Co., Ltd....................   1,115     921,518
#   National Plastic Co................................  83,760     539,305
    Naver Corp.........................................  60,144  42,945,593
#   NCSoft Corp........................................  56,933   8,526,018
#*  Neowiz Games Corp..................................  96,874   1,704,760
*   NEOWIZ HOLDINGS Corp...............................  29,940     417,186
#*  NEPES Corp......................................... 115,378     724,096
#   Nexen Corp.........................................  21,396   1,820,229
#   Nexen Tire Corp.................................... 151,743   2,441,760
#*  Nexolon Co., Ltd................................... 319,720     218,628
#*  Nexon GT Co., Ltd..................................  83,827     643,943
    NH Investment & Securities Co., Ltd................ 131,668     971,406
#*  NHN Entertainment Corp.............................  17,676   1,212,697
    NICE Holdings Co., Ltd.............................  60,740     763,319
#   NICE Information Service Co., Ltd..................  58,922     193,700
#*  NK Co., Ltd........................................  86,300     275,168
    Nong Shim Holdings Co., Ltd........................  10,545   1,207,370
    Nong Woo Bio Co., Ltd..............................  13,111     262,013
#   NongShim Co., Ltd..................................  14,384   3,646,384
    Noroo Holdings Co., Ltd............................   7,860     166,897
    NOROO Paint & Coatings Co., Ltd....................  29,583     232,389
#*  OCI Co., Ltd.......................................  55,493   8,718,011
    OCI Materials Co., Ltd.............................  32,495   1,474,220
#*  OPTRON-TEC, Inc.................................... 110,759     482,656
#*  Orientbio, Inc..................................... 265,298     131,172
#   Orion Corp.........................................  10,102   9,206,076
#*  OSANGJAIEL Co., Ltd................................  35,202     507,350
#*  Osstem Implant Co., Ltd............................  43,072   1,426,422
#*  Osung LST Co., Ltd.................................  19,853      30,628
    Ottogi Corp........................................   5,413   2,798,978
*   Paik Kwang Industrial Co., Ltd.....................  99,357     297,559
#*  Pan Ocean Co., Ltd.................................  28,865     110,304
#   Pan-Pacific Co., Ltd............................... 109,600     660,905
#*  PaperCorea, Inc.................................... 517,655     391,643
#   Paradise Co., Ltd..................................  88,480   2,858,050
#   Partron Co., Ltd................................... 234,228   2,295,558
#*  Pharmicell Co., Ltd................................ 154,381     440,155
    POSCO..............................................  31,634  10,279,632
#   POSCO ADR.......................................... 511,345  41,332,016
    POSCO Chemtech Co., Ltd............................   8,570   1,220,583
*   POSCO Coated & Color Steel Co., Ltd................   6,940     101,721
#   Posco ICT Co., Ltd................................. 258,264   1,784,851
#   Posco M-Tech Co., Ltd..............................  89,647     348,629
#*  Posco Plantec Co., Ltd.............................  52,228     198,232
#*  Power Logics Co., Ltd.............................. 127,617     473,682
#   PSK, Inc...........................................  60,231     739,411

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
    Pulmuone Co., Ltd..................................   6,402 $    763,361
    Pyeong Hwa Automotive Co., Ltd.....................  68,982    1,566,815
#*  Redrover Co., Ltd..................................  47,969      271,201
    Reyon Pharmaceutical Co., Ltd......................   5,410      128,636
#   RFsemi Technologies, Inc...........................  20,093      162,163
#   RFTech Co., Ltd....................................  38,610      248,925
#*  Rocket Electric Co., Ltd........................... 114,930       28,960
#   Romanson Co., Ltd..................................  27,489      315,376
*   S&C Engine Group, Ltd..............................  67,177      192,338
    S&T Corp...........................................   8,318      136,709
#   S&T Dynamics Co., Ltd.............................. 146,815    1,553,877
    S&T Holdings Co., Ltd..............................  28,657      495,222
    S&T Motiv Co., Ltd.................................  49,646    1,693,689
    S-1 Corp...........................................  45,985    3,421,216
#   S-Energy Co., Ltd..................................  36,236      341,439
#   S-MAC Co., Ltd.....................................  93,218      428,841
#   S-Oil Corp......................................... 144,681    7,733,019
#   Saeron Automotive Corp.............................   3,180       34,166
#*  Sajo Industries Co., Ltd...........................  13,125      463,792
    Sam Young Electronics Co., Ltd.....................  52,430      612,772
#   Sam Yung Trading Co., Ltd..........................  53,574    1,046,667
*   Sambu Construction Co., Ltd........................   1,421        8,129
#   Samchully Co., Ltd.................................  13,664    2,232,418
#   Samho Development Co., Ltd.........................  53,704      170,520
*   Samho International Co., Ltd.......................   6,347       95,674
#   SAMHWA Paints Industrial Co., Ltd..................  42,710      633,570
#   Samick Musical Instruments Co., Ltd................ 283,360      947,485
    Samick THK Co., Ltd................................  43,170      345,197
    Samjin Pharmaceutical Co., Ltd.....................  51,035      936,832
#   Samkwang Glass.....................................  15,805      861,419
    Samlip General Foods Co., Ltd......................  12,050    1,087,001
    Samsung C&T Corp................................... 478,605   33,965,556
    Samsung Card Co., Ltd..............................  43,208    2,011,059
    Samsung Climate Control Co., Ltd...................   4,190       40,170
#   Samsung Electro-Mechanics Co., Ltd................. 313,142   19,082,027
#   Samsung Electronics Co., Ltd....................... 308,219  398,901,230
#*  Samsung Engineering Co., Ltd.......................  67,263    4,507,048
#   Samsung Fine Chemicals Co., Ltd.................... 101,653    4,254,871
    Samsung Fire & Marine Insurance Co., Ltd........... 114,873   31,486,108
#   Samsung Heavy Industries Co., Ltd.................. 523,090   14,051,122
    Samsung Life Insurance Co., Ltd.................... 142,020   14,456,330
#   Samsung SDI Co., Ltd............................... 242,672   37,366,801
#   Samsung Securities Co., Ltd........................ 306,341   14,442,848
#   Samsung Techwin Co., Ltd...........................  97,200    4,555,278
*   SAMT Co., Ltd......................................  98,047      199,570
#   Samwha Capacitor Co., Ltd..........................  11,760       57,525
#   Samyang Foods Co., Ltd.............................  23,280      606,525
    Samyang Genex Co., Ltd.............................   1,871      233,365
    Samyang Holdings Corp..............................  21,569    1,607,483
    Samyang Tongsang Co., Ltd..........................   5,278      319,867
#*  Samyoung Chemical Co., Ltd......................... 158,910      312,172
*   Sangbo Corp........................................  50,896      594,460
#*  Sapphire Technology Co., Ltd.......................  17,075      516,074

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   Satrec Initiative Co., Ltd.........................     9,732 $   205,295
    SAVEZONE I&C CORP..................................    62,600     438,676
    SBS Contents Hub Co., Ltd..........................    35,226     522,296
#   SBS Media Holdings Co., Ltd........................   241,050     852,824
#*  SBW................................................   311,730     238,329
#   Seah Besteel Corp..................................    88,265   3,056,757
    SeAH Holdings Corp.................................     3,410     553,703
    SeAH Steel Corp....................................    18,987   1,755,299
    Sebang Co., Ltd....................................    57,215   1,124,394
#*  Seegene, Inc.......................................    21,822   1,265,430
#   Sejong Industrial Co., Ltd.........................    59,696   1,032,033
    Sempio Foods Co....................................    11,951     285,659
#*  Seobu T&D..........................................    55,046   1,032,027
#   Seohan Co., Ltd....................................   254,191     483,994
#*  Seohee Construction Co., Ltd.......................   823,542     517,356
#   Seoul Semiconductor Co., Ltd.......................   118,936   3,282,495
#*  Seowon Co., Ltd....................................    55,740     106,123
    SEOWONINTECH Co., Ltd..............................    50,778     628,805
*   Seshin Co., Ltd....................................     2,000          --
#*  Sewon Cellontech Co., Ltd..........................   136,564     437,357
    Sewon Precision Industry Co., Ltd..................     2,555      74,165
#   SEWOONMEDICAL Co., Ltd.............................    88,777     618,044
#   SFA Engineering Corp...............................    36,376   1,409,114
#*  SG Corp............................................   689,831     424,179
#   SH Energy & Chemical Co., Ltd......................   428,820     332,920
    Shin Poong Pharmaceutical Co., Ltd.................   160,213     631,357
    Shinhan Financial Group Co., Ltd...................   587,965  29,038,247
    Shinhan Financial Group Co., Ltd. ADR..............   387,122  19,135,440
#*  Shinil Industrial Co., Ltd.........................   123,260     241,351
    Shinsegae Co., Ltd.................................    42,092   9,522,677
    Shinsegae Information & Communication Co., Ltd.....     3,395     271,528
#   Shinsegae International Co., Ltd...................    11,730   1,028,244
#*  Shinsung Solar Energy Co., Ltd.....................   294,793     350,036
#*  Shinsung Tongsang Co., Ltd.........................   335,110     324,656
*   Shinwha Intertek Corp..............................    11,754      35,141
#*  Shinwon Corp.......................................   142,793     304,563
    Shinyoung Securities Co., Ltd......................    11,600     538,952
*   Signetics Corp.....................................   253,438     390,687
#*  SIGONG TECH Co., Ltd...............................    58,961     227,006
#   Silicon Works Co., Ltd.............................    59,105   1,230,926
#   Silla Co., Ltd.....................................    37,814     933,940
#*  Simm Tech Co., Ltd.................................   129,173     822,440
    SIMPAC, Inc........................................    78,380     545,824
    Sindoh Co., Ltd....................................     8,629     598,758
    SJM Co., Ltd.......................................    42,434     399,903
*   SK Broadband Co., Ltd..............................   770,682   2,837,544
#   SK C&C Co., Ltd....................................    50,854   8,293,470
#   SK Chemicals Co., Ltd..............................    82,415   5,191,486
#*  SK Communications Co., Ltd.........................    88,183     768,549
    SK Gas, Ltd........................................    22,360   2,409,777
    SK Holdings Co., Ltd...............................   108,477  18,373,401
#*  SK Hynix, Inc...................................... 1,223,154  53,218,891
#   SK Innovation Co., Ltd.............................   246,820  24,584,503

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
*   SK Networks Co., Ltd..................................   773,442 $8,418,350
#*  SK Securities Co., Ltd................................ 1,543,566  1,539,286
    SK Telecom Co., Ltd...................................     9,434  2,421,724
#   SK Telecom Co., Ltd. ADR..............................   170,500  4,826,855
#   SKC Co., Ltd..........................................   118,030  4,131,544
    SL Corp...............................................    79,470  1,605,040
#*  SM Culture & Contents Co., Ltd........................    37,934    123,365
#*  SM Entertainment Co...................................    81,560  2,630,541
*   Softmax Co., Ltd......................................     7,408     94,672
#*  Solborn, Inc..........................................    56,521    224,975
*   Solco Biomedical Co., Ltd.............................   276,795    125,746
    Solid, Inc............................................    50,305    396,181
    Songwon Industrial Co., Ltd...........................    98,921    825,179
#*  Sonokong Co., Ltd.....................................    58,186    145,255
#*  Soosan Heavy Industries Co., Ltd......................    11,350     15,517
#   Soulbrain Co., Ltd....................................    52,218  1,654,983
*   Ssangyong Cement Industrial Co., Ltd..................   131,252  1,230,557
*   Steel Flower Co., Ltd.................................    18,742     72,954
#*  STS Semiconductor & Telecommunications................   196,272    557,603
#*  STX Corp..............................................    39,251     39,234
#*  STX Engine Co., Ltd...................................   113,410    387,283
#   Suheung Co., Ltd......................................    31,130  1,431,488
    Sun Kwang Co., Ltd....................................     8,392    165,395
#   Sunchang Corp.........................................    31,990    317,195
#   Sung Kwang Bend Co., Ltd..............................    87,996  1,695,307
#*  Sungchang Enterprise Holdings, Ltd....................    29,963    692,785
#*  Sungshin Cement Co., Ltd..............................   117,805  1,103,960
#   Sungwoo Hitech Co., Ltd...............................   224,400  3,122,133
#   Sunjin Co., Ltd.......................................    25,747    935,100
#*  Sunny Electronics Corp................................    59,310    103,037
#*  Suprema, Inc..........................................    41,274  1,017,178
#*  Synopex, Inc..........................................   294,929    467,168
    Tae Kyung Industrial Co., Ltd.........................    73,750    443,729
    Taekwang Industrial Co., Ltd..........................     2,166  2,932,574
#*  Taewoong Co., Ltd.....................................    57,386  1,267,706
*   Taeyoung Engineering & Construction Co., Ltd..........   241,765  1,344,424
#*  Taihan Electric Wire Co., Ltd.........................   465,434    961,125
    Tailim Packaging Industrial Co., Ltd..................   170,084    338,092
    TCC Steel.............................................    43,300    148,167
#   TechWing, Inc.........................................    27,316    186,849
#*  Tera Semicon Co., Ltd.................................    10,794    141,493
#   TES Co., Ltd..........................................    20,552    267,670
#*  Theall Medi Bio.......................................    49,170    103,903
#*  Theragen Etex Co., Ltd................................    30,238    203,242
#*  TK Chemical Corp......................................   221,149    434,321
    Tong Yang Moolsan Co., Ltd............................    20,210    195,563
    Tongyang Life Insurance...............................   207,873  2,028,461
#*  TONGYANG Securities, Inc..............................   193,093    573,626
*   Top Engineering Co., Ltd..............................    31,343    123,671
#   Toptec Co., Ltd.......................................    34,472    384,410
#*  Toray Chemical Korea, Inc.............................   119,546  1,282,232
#   Tovis Co., Ltd........................................    75,091  1,002,169
#*  Trais Co., Ltd........................................    52,841    113,229

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    TS Corp..........................................     21,505 $      686,017
*   TSM Tech Co., Ltd................................     13,064         72,657
#*  UBCare Co., Ltd..................................     49,822        145,425
#   Ubiquoss, Inc....................................     67,761        514,129
*   Ubivelox, Inc....................................     14,683        177,230
#   UI Display Co., Ltd..............................     30,462        196,822
#   Uju Electronics Co., Ltd.........................     38,295        427,075
#   Unid Co., Ltd....................................     20,693      1,337,273
    Union Steel......................................      9,090        115,698
#*  Uniquest Corp....................................     21,430        197,600
#*  Unison Co., Ltd..................................    106,124        290,241
    Value Added Technologies Co., Ltd................     32,661        639,657
#   Vieworks Co., Ltd................................     31,931        923,969
#   Visang Education, Inc............................     29,286        242,624
#*  Webzen, Inc......................................     55,893        344,814
#*  WeMade Entertainment Co., Ltd....................     22,487        816,837
#   Whanin Pharmaceutical Co., Ltd...................     42,680        627,665
#*  WillBes & Co. (The)..............................    294,636        379,194
#*  WiSoL Co., Ltd...................................     91,349        705,352
#*  WONIK CUBE Corp..................................     46,904         94,083
#*  Wonik IPS Co., Ltd...............................    253,415      2,796,134
*   Wonik Materials Co., Ltd.........................        280         11,581
#   Woojeon & Handan Co., Ltd........................     90,395        321,238
#*  Woongjin Energy Co., Ltd.........................    261,630        630,772
*   Woongjin Holdings Co., Ltd.......................     21,357         53,659
*   Woongjin Thinkbig Co., Ltd.......................     97,668        655,396
#   Wooree ETI Co., Ltd..............................    151,114        275,340
*   Woori Finance Holdings Co., Ltd..................  1,256,888     16,935,432
*   Woori Finance Holdings Co., Ltd. ADR.............      1,525         61,397
    Woori Investment & Securities Co., Ltd...........    770,086      8,370,334
#   WooSung Feed Co., Ltd............................     85,910        282,921
#   Y G-1 Co., Ltd...................................     60,534        561,694
    YESCO Co., Ltd...................................     12,670        498,880
#   YG Entertainment, Inc............................     44,488      1,540,069
    Yoosung Enterprise Co., Ltd......................    122,506        679,331
#   Youlchon Chemical Co., Ltd.......................     56,010        704,970
#   Young Heung Iron & Steel Co., Ltd................    189,290        500,047
    Young Poong Corp.................................      2,442      3,217,918
#   Young Poong Precision Corp.......................     79,254        839,246
#   Youngone Corp....................................     81,769      3,372,551
#   Youngone Holdings Co., Ltd.......................     22,506      1,709,775
    Yuhan Corp.......................................     30,599      5,242,672
    YuHwa Securities Co., Ltd........................      4,830         64,915
#*  Yungjin Pharmaceutical Co., Ltd..................    327,963        496,452
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,429,571,693
                                                                 --------------
TAIWAN -- (13.4%)
#   A-DATA Technology Co., Ltd.......................  1,158,000      2,741,479
    Ability Enterprise Co., Ltd......................  2,369,893      1,767,912
#   AcBel Polytech, Inc..............................  1,805,468      2,908,118
    Accton Technology Corp...........................  3,045,369      1,830,510
#   Ace Pillar Co., Ltd..............................    259,617        212,798
#*  Acer, Inc........................................ 14,203,127     11,256,634

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    ACES Electronic Co., Ltd............................    478,000 $   668,428
#   ACHEM Technology Corp...............................  1,163,264     734,276
#*  Acme Electronics Corp...............................    156,481     241,320
#   Acter Co., Ltd......................................    260,000     818,503
*   Action Electronics Co., Ltd.........................    920,977     194,088
#   Actron Technology Corp..............................    338,200   1,345,498
#   Adlink Technology, Inc..............................    501,095   1,267,927
#   Advanced Ceramic X Corp.............................    224,000   1,051,718
#*  Advanced Connectek, Inc.............................    995,000     384,851
    Advanced International Multitech Co., Ltd...........    610,000     581,710
    Advanced Semiconductor Engineering, Inc............. 15,664,750  18,603,344
#   Advanced Semiconductor Engineering, Inc. ADR........    823,972   4,935,592
#*  Advanced Wireless Semiconductor Co..................    181,000     149,365
#   Advancetek Enterprise Co., Ltd......................    836,896     865,075
    Advantech Co., Ltd..................................    700,440   5,449,413
#*  AGV Products Corp...................................  3,449,407   1,122,635
#   AimCore Technology Co., Ltd.........................    310,402     280,526
#   Airtac International Group..........................    408,490   3,837,223
#   Alcor Micro Corp....................................    463,000     520,507
#   ALI Corp............................................  1,942,000   1,909,620
    Allis Electric Co., Ltd.............................    329,000     100,233
#   Alltop Technology Co., Ltd..........................     85,000      73,040
#   Alpha Networks, Inc.................................  2,047,000   1,436,966
#*  Altek Corp..........................................  2,452,085   1,952,577
#   Ambassador Hotel (The)..............................  1,489,000   1,445,179
    AMPOC Far-East Co., Ltd.............................    540,567     518,796
    AmTRAN Technology Co., Ltd..........................  4,910,944   3,638,490
#   Anpec Electronics Corp..............................    678,000     645,937
#   Apacer Technology, Inc..............................    706,918     758,199
#   APCB, Inc...........................................    815,000     613,904
#   Apex Biotechnology Corp.............................    674,625   1,343,686
#   Apex International Co., Ltd.........................    303,000     484,388
    Apex International Rights...........................     34,809       6,732
#   Apex Medical Corp...................................    332,463     550,761
#   Apex Science & Engineering..........................    666,041     385,194
#   Arcadyan Technology Corp............................    716,137   1,103,015
    Ardentec Corp.......................................  2,306,646   1,965,469
#*  Arima Communications Corp...........................  1,225,153     615,407
    Asia Cement Corp....................................  7,632,015  10,601,677
*   Asia Optical Co., Inc...............................  1,502,000   2,088,332
#   Asia Plastic Recycling Holding, Ltd.................    605,279     873,936
#   Asia Polymer Corp...................................  1,996,200   1,581,636
#   Asia Vital Components Co., Ltd......................  1,833,864   1,453,728
#   ASROCK, Inc.........................................    176,000     677,583
#*  Astro Corp..........................................     76,000      96,575
    Asustek Computer, Inc...............................  3,011,861  31,827,411
#   Aten International Co., Ltd.........................    444,715   1,191,992
#   AU Optronics Corp................................... 35,361,497  15,934,694
#   AU Optronics Corp. Sponsored ADR....................  1,500,152   6,630,672
    Audix Corp..........................................    622,969     712,348
#   AURAS Technology Co., Ltd...........................    115,822      85,451
#   Aurora Corp.........................................    407,226     718,183
#   AV Tech Corp........................................    201,000     463,630

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Avermedia Technologies..............................  1,223,037 $   515,488
#*  Avision, Inc........................................  1,034,263     366,328
#   AVY Precision Technology, Inc.......................    266,000     599,904
#   Awea Mechantronic Co., Ltd..........................    176,774     274,080
    Bank of Kaohsiung Co., Ltd..........................  2,231,495     725,738
#   Basso Industry Corp.................................    621,427     993,954
    BenQ Materials Corp.................................    898,000   1,272,725
#   BES Engineering Corp................................  9,084,050   2,454,204
#   Bin Chuan Enterprise Co., Ltd.......................    263,530     185,592
#   Bionet Corp.........................................    260,000     431,770
#   Biostar Microtech International Corp................  1,026,712     465,651
#   Bizlink Holding, Inc................................    301,327   1,201,622
#   Boardtek Electronics Corp...........................    839,000     875,010
*   Bright Led Electronics Corp.........................    719,180     369,514
#   C Sun Manufacturing, Ltd............................    835,740     664,440
#   Cameo Communications, Inc...........................  1,245,116     371,017
#   Capella Microsystems Taiwan, Inc....................    238,234   1,081,465
#   Capital Securities Corp............................. 11,549,210   4,396,891
#   Career Technology MFG. Co., Ltd.....................  1,875,000   2,486,730
#   Carnival Industrial Corp............................  1,889,000     531,772
#   Carry Technology Co., Ltd...........................    342,000     193,448
#   Catcher Technology Co., Ltd.........................  2,372,872  19,394,517
    Cathay Chemical Works...............................     35,000      19,518
    Cathay Financial Holding Co., Ltd................... 18,317,499  30,480,210
#   Cathay Real Estate Development Co., Ltd.............  4,553,000   2,578,914
    Celxpert Energy Corp................................    108,000      66,599
#*  Center Laboratories, Inc............................    219,840     859,686
    Central Reinsurance Co., Ltd........................    621,774     333,237
#   ChainQui Construction Development Co., Ltd..........    425,464     352,087
#   Chaintech Technology Corp...........................    177,743     224,869
    Champion Building Materials Co., Ltd................  2,178,390     783,724
*   Chang Ho Fibre Corp.................................     24,000       9,355
    Chang Hwa Commercial Bank........................... 20,873,499  13,664,095
#   Chang Wah Electromaterials, Inc.....................    258,800     647,239
#   Channel Well Technology Co., Ltd....................    905,000     548,699
#   Charoen Pokphand Enterprise.........................    944,000     886,421
#   Chaun-Choung Technology Corp........................    534,000   1,779,564
#   CHC Resources Corp..................................    293,135     717,841
    Chen Full International Co., Ltd....................    603,000     773,681
#   Chenbro Micom Co., Ltd..............................    305,000     633,285
    Cheng Loong Corp....................................  5,623,160   2,324,647
#   Cheng Shin Rubber Industry Co., Ltd.................  6,365,508  15,959,318
    Cheng Uei Precision Industry Co., Ltd...............  2,769,630   5,155,869
#*  Chenming Mold Industry Corp.........................    542,708     724,797
#   Chia Chang Co., Ltd.................................    817,000   1,027,144
#   Chia Hsin Cement Corp...............................  2,422,747   1,230,360
    Chicony Electronics Co., Ltd........................  2,106,774   5,836,227
#   Chien Kuo Construction Co., Ltd.....................  1,808,706     826,341
*   Chien Shing Stainless Steel Co., Ltd................    350,000      49,106
#   Chilisin Electronics Corp...........................    597,201     578,011
#   Chime Ball Technology Co., Ltd......................    174,000     482,309
#   Chimei Materials Technology Corp....................    999,000   1,187,964
    Chin-Poon Industrial Co., Ltd.......................  1,975,617   3,552,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
*   China Airlines, Ltd................................. 14,771,057 $ 5,006,349
#   China Chemical & Pharmaceutical Co., Ltd............  1,667,000   1,251,019
    China Development Financial Holding Corp............ 58,459,924  19,325,473
#   China Ecotek Corp...................................    160,000     392,648
*   China Electric Manufacturing Corp...................  1,525,220     598,899
#   China General Plastics Corp.........................  2,035,446     994,690
    China Glaze Co., Ltd................................    719,162     363,215
    China Life Insurance Co., Ltd....................... 11,187,695  10,670,346
#*  China Man-Made Fiber Corp...........................  7,151,662   2,588,623
#   China Metal Products................................  1,446,476   1,763,698
    China Motor Corp....................................  3,476,716   3,350,599
#   China Petrochemical Development Corp................ 13,443,325   5,462,714
    China Steel Chemical Corp...........................    586,998   3,705,400
#   China Steel Corp.................................... 29,374,942  25,336,933
#   China Steel Structure Co., Ltd......................    633,000     623,925
#   China Synthetic Rubber Corp.........................  2,746,818   2,705,047
*   China United Trust & Investment Corp................     50,053          --
*   China Wire & Cable Co., Ltd.........................    884,000     381,493
#   Chinese Gamer International Corp....................    172,000     310,511
#   Chinese Maritime Transport, Ltd.....................    665,460     764,833
#   Chipbond Technology Corp............................  3,124,000   5,049,125
#   Chong Hong Construction Co..........................    993,551   2,710,880
#   Chroma ATE, Inc.....................................  1,258,705   3,335,940
*   Chun YU Works & Co., Ltd............................  1,177,000     563,020
    Chun Yuan Steel.....................................  2,270,177     916,364
#   Chung Hsin Electric & Machinery Manufacturing
       Corp.............................................  2,598,000   1,824,772
*   Chung Hung Steel Corp...............................  4,966,926   1,328,277
*   Chung Hwa Pulp Corp.................................  2,760,530     866,854
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd......    272,000     378,080
*   Chunghwa Picture Tubes, Ltd......................... 15,894,759     944,131
    Chunghwa Telecom Co., Ltd...........................  3,047,000   9,295,107
#   Chunghwa Telecom Co., Ltd. ADR......................    408,501  12,361,240
#   Chyang Sheng Dyeing & Finishing Co., Ltd............    667,000     364,660
#   Cleanaway Co., Ltd..................................    266,000   1,545,605
    Clevo Co............................................  2,051,482   3,777,453
#*  CMC Magnetics Corp.................................. 16,588,210   2,602,237
    CoAsia Microelectronics Corp........................    533,400     248,511
#   Collins Co., Ltd....................................    712,078     266,433
    Compal Electronics, Inc............................. 22,487,560  20,699,055
    Compeq Manufacturing Co., Ltd.......................  6,243,000   3,687,742
#*  Concord Securities Corp.............................  1,870,000     533,259
    Continental Holdings Corp...........................  2,545,667   1,025,987
*   Coretronic Corp.....................................  4,559,000   5,407,926
*   Cosmo Electronics Corp..............................    271,245     341,586
*   Cosmos Bank Taiwan..................................  1,441,164     733,701
#   Coxon Precise Industrial Co., Ltd...................    641,000   1,151,685
#   Creative Sensor, Inc................................    389,000     328,288
#*  Crystalwise Technology, Inc.........................    727,585     738,531
    CSBC Corp. Taiwan...................................  2,766,150   1,654,022
    CTBC Financial Holding Co., Ltd..................... 46,193,191  32,331,323
#   CTCI Corp...........................................  2,467,896   4,083,854
#   Cub Elecparts, Inc..................................    108,000   1,229,945
#   CviLux Corp.........................................    352,672     591,614

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Cyberlink Corp......................................    475,504 $ 1,550,985
#   CyberPower Systems, Inc.............................    219,000     470,055
#   CyberTAN Technology, Inc............................  1,456,873   1,436,865
#   D-Link Corp.........................................  4,296,924   3,067,748
#   DA CIN Construction Co., Ltd........................    785,809     590,806
#*  Da-Li Construction Co., Ltd.........................    401,044     467,076
    Dafeng TV, Ltd......................................    252,320     436,553
#*  Danen Technology Corp...............................  1,618,000     731,109
#   Darfon Electronics Corp.............................  1,537,700   1,051,313
#   Davicom Semiconductor, Inc..........................    170,392     224,603
#   Daxin Materials Corp................................    263,000     483,119
#   De Licacy Industrial Co., Ltd.......................    139,000      54,108
#*  Delpha Construction Co., Ltd........................  1,287,754     597,511
    Delta Electronics, Inc..............................  2,670,163  18,144,936
    Depo Auto Parts Ind Co., Ltd........................    672,634   2,643,387
    DFI, Inc............................................    353,571     423,624
#   Dimerco Express Corp................................    454,000     287,217
#   DYNACOLOR, Inc......................................    209,000     517,692
*   Dynamic Electronics Co., Ltd........................  1,717,583     880,703
#   Dynapack International Technology Corp..............    696,000   1,933,074
#*  E Ink Holdings, Inc.................................  5,510,000   3,480,635
#   E-Lead Electronic Co., Ltd..........................    403,846     917,811
    E-LIFE MALL Corp....................................    329,000     687,115
#*  E-Ton Solar Tech Co., Ltd...........................  2,310,168   1,503,103
    E.Sun Financial Holding Co., Ltd.................... 24,284,176  16,149,655
    Eastern Media International Corp....................  2,511,270   1,033,034
#   Eclat Textile Co., Ltd..............................    697,745   7,738,481
#   Edimax Technology Co., Ltd..........................  1,081,423     490,953
#   Edison Opto Corp....................................    654,000     725,027
#   Edom Technology Co., Ltd............................    374,660     330,253
#   eGalax_eMPIA Technology, Inc........................    325,165     823,239
#   Elan Microelectronics Corp..........................  1,690,323   2,737,963
#   Elite Advanced Laser Corp...........................    456,000   1,913,422
    Elite Material Co., Ltd.............................  1,832,839   2,092,385
#   Elite Semiconductor Memory Technology, Inc..........  1,364,390   2,157,425
    Elitegroup Computer Systems Co., Ltd................  2,817,487   1,983,832
#   eMemory Technology, Inc.............................    300,000   2,725,358
    ENG Electric Co., Ltd...............................    702,247     568,345
    EnTie Commercial Bank...............................  2,149,166   1,037,896
*   Entire Technology Co., Ltd..........................     30,000      30,462
*   Episil Technologies, Inc............................  1,879,000     733,915
#   Epistar Corp........................................  4,551,898   9,910,371
#   Eternal Materials Co., Ltd..........................  3,582,211   4,169,679
*   Etron Technology, Inc...............................  2,366,000   1,190,104
*   Eva Airways Corp....................................  7,594,712   3,743,042
#   Everest Textile Co., Ltd............................  1,477,064     754,424
    Evergreen International Storage & Transport Corp....  3,362,000   2,188,844
*   Evergreen Marine Corp. Taiwan, Ltd..................  9,340,472   5,359,827
#   Everlight Chemical Industrial Corp..................  2,004,042   2,392,081
#   Everlight Electronics Co., Ltd......................  2,020,570   4,558,384
#   Everspring Industry Co., Ltd........................    963,000   1,341,641
#   Excelsior Medical Co., Ltd..........................    526,049   1,016,738
    Far Eastern Department Stores, Ltd..................  4,323,530   4,387,991

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Far Eastern International Bank...................... 10,296,301 $ 3,885,212
    Far Eastern New Century Corp........................ 11,173,304  12,485,239
    Far EasTone Telecommunications Co., Ltd.............  5,244,000  10,877,806
#   Faraday Technology Corp.............................  1,454,822   1,822,055
#*  Farglory F T Z Investment Holding Co., Ltd..........    529,000     393,929
    Farglory Land Development Co., Ltd..................  1,855,105   2,601,555
    Federal Corp........................................  2,749,925   1,843,666
#   Feedback Technology Corp............................    215,000     360,567
    Feng Hsin Iron & Steel Co...........................  2,113,131   2,911,515
#   Feng TAY Enterprise Co., Ltd........................  1,229,163   3,518,283
    Fine Blanking & Tool Co., Ltd.......................     35,000      57,779
#   Firich Enterprises Co., Ltd.........................    155,000     850,582
#   First Copper Technology Co., Ltd....................  1,044,000     356,542
    First Financial Holding Co., Ltd.................... 30,386,969  20,646,336
    First Hotel.........................................    824,274     577,639
    First Insurance Co, Ltd. (The)......................  1,501,640     859,406
    First Steamship Co., Ltd............................  2,017,838   1,414,597
#   FLEXium Interconnect, Inc...........................  1,120,713   3,018,962
#   Flytech Technology Co., Ltd.........................    420,838   1,920,484
*   Forhouse Corp.......................................  2,181,304   1,026,346
#   Formosa Advanced Technologies Co., Ltd..............  1,011,000     759,254
#   Formosa Chemicals & Fibre Corp......................  8,061,198  19,613,460
#*  Formosa Epitaxy, Inc................................  2,501,797   1,533,529
#   Formosa International Hotels Corp...................    156,180   1,858,268
#*  Formosa Laboratories, Inc...........................    133,178     305,523
    Formosa Oilseed Processing..........................    421,891     297,783
#   Formosa Optical Technology Co., Ltd.................    199,000     638,989
#   Formosa Petrochemical Corp..........................  1,883,000   4,797,983
    Formosa Plastics Corp...............................  8,406,770  21,534,745
    Formosa Taffeta Co., Ltd............................  3,607,460   3,976,314
    Formosan Rubber Group, Inc..........................  2,766,000   2,645,258
    Formosan Union Chemical.............................  1,444,401     721,440
#   Fortune Electric Co., Ltd...........................    644,304     353,347
    Founding Construction & Development Co., Ltd........  1,080,067     672,705
#   Foxconn Technology Co., Ltd.........................  3,677,083   9,088,338
#   Foxlink Image Technology Co., Ltd...................    711,000     490,105
*   Froch Enterprise Co., Ltd...........................    902,000     354,962
    FSP Technology, Inc.................................  1,066,414   1,072,425
#   Fubon Financial Holding Co., Ltd.................... 16,386,387  25,723,620
#   Fullerton Technology Co., Ltd.......................    551,670     463,055
#   Fulltech Fiber Glass Corp...........................  1,921,540     777,200
    Fwusow Industry Co., Ltd............................    850,334     494,501
#   G Shank Enterprise Co., Ltd.........................  1,119,445     952,626
#*  G Tech Optoelectronics Corp.........................  1,195,000   1,407,063
#   Gallant Precision Machining Co., Ltd................    895,000     368,026
#*  Gamania Digital Entertainment Co., Ltd..............    555,000     593,991
    GEM Terminal Industrial Co., Ltd....................    313,938     135,044
#   Gemtek Technology Corp..............................  1,928,574   1,752,315
    General Plastic Industrial Co., Ltd.................    220,684     257,804
#*  Genesis Photonics, Inc..............................  1,584,925   1,205,866
#*  Genius Electronic Optical Co., Ltd..................    388,810   1,207,587
#   Genmont Biotech, Inc................................    232,000     333,904
#   GeoVision, Inc......................................    311,476   1,258,215

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Getac Technology Corp..............................  2,426,281 $  1,348,420
    Giant Manufacturing Co., Ltd.......................    855,363    7,015,981
#*  Giantplus Technology Co., Ltd......................  1,209,000      522,542
#   Giga Solution Tech Co., Ltd........................    646,044      381,506
#   Gigabyte Technology Co., Ltd.......................  2,801,750    3,849,936
#   Gigasolar Materials Corp...........................     94,850    1,764,680
#*  Gigastorage Corp...................................  1,812,728    1,827,199
#   Ginko International Co., Ltd.......................    111,000    1,602,582
#*  Gintech Energy Corp................................  2,502,784    2,276,455
*   Global Brands Manufacture, Ltd.....................  1,811,973      643,389
#   Global Lighting Technologies, Inc..................    402,000      568,226
    Global Mixed Mode Technology, Inc..................    444,000    1,433,734
#   Global Unichip Corp................................    443,000    1,248,857
#*  Globe Union Industrial Corp........................  1,104,019      622,962
    Gloria Material Technology Corp....................  2,712,851    2,286,382
*   Glory Science Co., Ltd.............................    137,000      240,692
#*  Glotech Industrial Corp............................     62,000       17,930
#*  Gold Circuit Electronics, Ltd......................  2,552,747      863,406
*   Goldsun Development & Construction Co., Ltd........  8,198,672    2,888,773
    Good Will Instrument Co., Ltd......................    189,290      130,041
#   Gourmet Master Co., Ltd............................    231,000    1,955,837
#   Grand Pacific Petrochemical........................  6,040,000    3,530,676
#   Grape King Bio, Ltd................................    569,000    2,717,456
    Great China Metal Industry.........................    886,000    1,020,660
    Great Taipei Gas Co., Ltd..........................  1,390,000    1,146,745
#   Great Wall Enterprise Co., Ltd.....................  2,362,921    2,799,134
#*  Green Energy Technology, Inc.......................  1,678,640    1,407,419
#*  GTM Corp...........................................    734,000      524,586
#   Gudeng Precision Industrial Co., Ltd...............    136,300      201,565
    Hannstar Board Corp................................  1,545,875      664,008
#*  HannStar Display Corp.............................. 17,388,631    6,743,800
*   HannsTouch Solution, Inc...........................  4,733,262    1,348,917
*   Harvatek Corp......................................    888,316      690,367
#   Hey Song Corp......................................  1,609,500    1,746,212
#   Hi-Clearance, Inc..................................    124,000      381,459
#   Highwealth Construction Corp.......................  1,512,682    3,477,856
#   Hiroca Holdings, Ltd...............................    256,221    1,101,460
#*  HiTi Digital, Inc..................................    666,975      441,645
#   Hitron Technology, Inc.............................  1,239,300      730,491
#   Hiwin Technologies Corp............................    700,238    7,525,583
*   Hiyes International Co., Ltd.......................      2,260        3,619
#   Ho Tung Chemical Corp..............................  4,952,545    2,162,766
*   Hocheng Corp.......................................  1,565,300      540,140
*   Hold-Key Electric Wire & Cable Co., Ltd............    266,901       87,057
#   Holiday Entertainment Co., Ltd.....................    287,400      375,847
#   Holtek Semiconductor, Inc..........................    840,000    1,632,447
#   Holy Stone Enterprise Co., Ltd.....................  1,199,822    1,904,308
#   Hon Hai Precision Industry Co., Ltd................ 38,071,623  130,459,537
#   Hong Ho Precision Textile Co., Ltd.................    247,000      260,623
#   Hong TAI Electric Industrial.......................  1,327,000      470,427
    Hong YI Fiber Industry Co..........................     55,680       21,198
#   Horizon Securities Co., Ltd........................  2,822,000      960,535
#   Hota Industrial Manufacturing Co., Ltd.............    882,115    1,478,024

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Hotai Motor Co., Ltd................................    567,000 $ 7,343,653
#*  Howarm United Industries Co., Ltd...................    361,310     470,766
#   Hsin Kuang Steel Co., Ltd...........................  1,504,783     923,913
    Hsin Yung Chien Co., Ltd............................    181,000     752,674
    Hsing TA Cement Co..................................    335,000     158,077
#   HTC Corp............................................  3,224,619  14,068,695
#   Hu Lane Associate, Inc..............................    398,688   1,560,256
#   HUA ENG Wire & Cable................................  2,557,000     949,291
    Hua Nan Financial Holdings Co., Ltd................. 23,076,435  14,833,467
#   Huaku Development Co., Ltd..........................  1,354,400   3,216,160
#   Huang Hsiang Construction Co........................    488,735     638,148
#   Hung Ching Development & Construction Co., Ltd......    681,000     367,493
    Hung Poo Real Estate Development Corp...............  1,651,554   1,370,949
#   Hung Sheng Construction, Ltd........................  2,989,900   2,011,052
#   Huxen Corp..........................................    239,072     329,461
    Hwa Fong Rubber Co., Ltd............................  1,620,561   1,247,784
#   Hwacom Systems, Inc.................................    163,000     129,723
#   I-Chiun Precision Industry Co., Ltd.................  1,091,211     850,820
    I-Sheng Electric Wire & Cable Co., Ltd..............    621,000     893,884
#   Ibase Technology, Inc...............................    488,987     966,308
    Ichia Technologies, Inc.............................  1,950,255   2,923,861
    Ideal Bike Corp.....................................     19,000      10,049
#   IEI Integration Corp................................    986,055   1,821,853
#   ILI Technology Corp.................................    384,081     880,301
#   Infortrend Technology, Inc..........................  1,397,866     809,292
    INNOLUX Corp........................................  2,905,594     174,397
#   Innolux Corp.(B0CC0M5).............................. 38,669,561  18,246,073
#*  Inotera Memories, Inc...............................  8,868,528  15,156,487
#*  Inpaq Technology Co., Ltd...........................    217,000     373,461
#   Insyde Software Corp................................    118,000     194,633
#*  International Games System Co., Ltd.................    328,000   1,642,347
    Inventec Corp....................................... 10,795,276   9,596,564
#   ITE Technology, Inc.................................    787,646     929,182
#   ITEQ Corp...........................................  1,310,611   1,387,720
#*  J Touch Corp........................................    778,000     618,804
*   Janfusun Fancyworld Corp............................  1,103,468     214,003
*   Jenn Feng New Energy Co., Ltd.......................    646,000     194,439
#   Jentech Precision Industrial Co., Ltd...............    344,156   1,020,117
#   Jess-Link Products Co., Ltd.........................    921,600   1,041,814
    Jih Sun Financial Holdings Co., Ltd.................  4,352,041   1,311,933
    Johnson Health Tech Co., Ltd........................    390,296   1,019,166
    K Laser Technology, Inc.............................    883,459     516,654
    Kang Na Hsiung Enterprise Co., Ltd..................    719,150     351,843
    Kao Hsing Chang Iron & Steel........................    354,250     144,725
#   Kaori Heat Treatment Co., Ltd.......................    319,153     836,485
#   Kaulin Manufacturing Co., Ltd.......................    834,684     606,169
#   KD Holding Corp.....................................     97,000     563,507
    KEE TAI Properties Co., Ltd.........................  2,062,101   1,300,554
#   Kenda Rubber Industrial Co., Ltd....................  2,182,509   4,986,000
#   Kenmec Mechanical Engineering Co., Ltd..............  1,282,000     643,143
    Kerry TJ Logistics Co., Ltd.........................  1,286,000   1,704,231
    Keysheen Cayman Holdings Co., Ltd...................     14,000      22,235
    King Core Electronics, Inc..........................     77,065      63,803

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    King Slide Works Co., Ltd...........................    209,450 $ 2,771,919
#   King Yuan Electronics Co., Ltd......................  8,019,032   6,568,103
    King's Town Bank....................................  4,454,653   4,505,723
*   King's Town Construction Co., Ltd...................    869,579     696,370
#   Kingdom Construction Co.............................  2,061,000   1,990,010
#   Kinik Co............................................    555,000   1,499,210
#   Kinko Optical Co., Ltd..............................    938,772     869,970
*   Kinpo Electronics...................................  7,601,892   3,240,280
#   Kinsus Interconnect Technology Corp.................  1,231,476   5,091,154
#   KMC Kuei Meng International, Inc....................    158,000     767,777
#   KS Terminals, Inc...................................    578,290     829,297
#   Kung Long Batteries Industrial Co., Ltd.............    321,000   1,155,011
    Kung Sing Engineering Corp..........................  1,961,000     852,844
#   Kuo Toong International Co., Ltd....................    857,000   1,396,306
    Kuoyang Construction Co., Ltd.......................  2,446,586   1,184,458
#   Kwong Fong Industries...............................  1,298,000     822,786
    KYE Systems Corp....................................  1,607,736     716,210
    L&K Engineering Co., Ltd............................    686,000     587,259
    LAN FA Textile......................................    900,412     362,054
    Largan Precision Co., Ltd...........................    209,234  16,074,192
    Laser Tek Taiwan Co., Ltd...........................     22,144      17,052
#   LCY Chemical Corp...................................  2,738,495   2,270,174
#   Leader Electronics, Inc.............................    746,886     331,921
#   Leadtrend Technology Corp...........................    166,926     326,583
    Lealea Enterprise Co., Ltd..........................  4,409,965   1,506,918
#   Ledtech Electronics Corp............................    573,095     366,004
    LEE CHI Enterprises Co., Ltd........................  1,148,000     627,431
#   Lelon Electronics Corp..............................    518,900     746,072
#*  Leofoo Development Co...............................  1,442,614     619,424
#   LES Enphants Co., Ltd...............................  1,010,479     656,510
#   Lextar Electronics Corp.............................  2,381,000   2,346,031
#*  Li Peng Enterprise Co., Ltd.........................  3,334,677   1,322,353
#   Lian HWA Food Corp..................................    391,788     562,130
    Lien Hwa Industrial Corp............................  3,333,809   2,407,962
#   Lingsen Precision Industries, Ltd...................  2,230,490   1,329,292
#   Lite-On Semiconductor Corp..........................  1,745,000   1,237,344
    Lite-On Technology Corp.............................  8,301,453  13,927,827
#   Long Bon International Co., Ltd.....................  2,089,875   1,498,534
#   Long Chen Paper Co., Ltd............................  3,069,320   1,608,153
#   Longwell Co.........................................    627,000     734,722
    Lotes Co., Ltd......................................    372,920   1,434,956
    Lucky Cement Corp...................................    977,000     281,877
#   Lumax International Corp., Ltd......................    493,140   1,157,332
    Lung Yen Life Service Corp..........................    421,000   1,185,258
#   Macroblock, Inc.....................................    182,000     438,551
#*  Macronix International.............................. 23,706,994   6,110,365
#   MacroWell OMG Digital Entertainment Co., Ltd........    130,000     347,965
#   Mag Layers Scientific-Technics Co., Ltd.............    256,413     313,126
#   Makalot Industrial Co., Ltd.........................    722,430   3,674,674
    Makalot Industrial Co., Lts.........................     61,723      98,791
    Marketech International Corp........................    720,000     549,320
    Masterlink Securities Corp..........................  6,671,232   2,335,721
    Mayer Steel Pipe Corp...............................    818,905     374,176

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Maywufa Co., Ltd....................................    178,462 $    89,780
    MediaTek, Inc.......................................  2,003,823  31,011,429
#*  Medigen Biotechnology Corp..........................    131,955   1,419,342
    Mega Financial Holding Co., Ltd..................... 29,350,480  25,774,700
#   Meiloon Industrial Co...............................    497,721     308,400
    Mercuries & Associates, Ltd.........................  1,811,125   1,207,610
#*  Mercuries Life Insurance Co., Ltd...................    480,794     295,077
    Merida Industry Co., Ltd............................    706,513   5,516,999
#   Merry Electronics Co., Ltd..........................  1,027,594   5,118,796
    Micro-Star International Co., Ltd...................  4,720,465   7,233,431
#*  Microbio Co., Ltd...................................  1,660,358   1,755,520
#*  Microelectronics Technology, Inc....................  1,389,448     862,156
#   Microlife Corp......................................    238,100     560,154
#   MIN AIK Technology Co., Ltd.........................    624,562   3,652,855
#   Mirle Automation Corp...............................    921,923     888,713
#   Mitac Holdings Corp.................................  2,995,568   2,517,266
#   Mobiletron Electronics Co., Ltd.....................    326,000     725,817
*   Mosel Vitelic, Inc..................................  2,204,758     658,061
#   Motech Industries, Inc..............................  1,953,000   2,622,315
#   MPI Corp............................................    423,000   1,323,859
#   Nak Sealing Technologies Corp.......................    318,549   1,316,388
    Namchow Chemical Industrial Co., Ltd................    856,000   1,952,684
    Nan Kang Rubber Tire Co., Ltd.......................  2,462,197   2,866,846
    Nan Ren Lake Leisure Amusement Co., Ltd.............  1,148,000     561,581
    Nan Ya Plastics Corp................................ 11,697,584  27,179,550
#*  Nan Ya Printed Circuit Board Corp...................  1,571,211   2,435,199
#   Nantex Industry Co., Ltd............................  1,409,442     802,064
*   Nanya Technology Corp...............................     29,570       7,824
#   National Petroleum Co., Ltd.........................    736,000     828,100
#   Neo Solar Power Corp................................  3,490,390   3,436,682
#   Netronix, Inc.......................................    437,000     971,847
    New Asia Construction & Development Corp............    873,423     238,167
#   New Era Electronics Co., Ltd........................    418,000     506,497
#   Newmax Technology Co., Ltd..........................    399,916     615,681
#   Nexcom International Co., Ltd.......................    253,265     360,302
#   Nichidenbo Corp.....................................    639,880     679,909
    Nien Hsing Textile Co., Ltd.........................  1,657,093   1,486,140
#   Nishoku Technology, Inc.............................    121,000     198,388
#   Novatek Microelectronics Corp.......................  1,995,000  10,100,086
#   Nuvoton Technology Corp.............................    378,000     403,855
#*  O-TA Precision Industry Co., Ltd....................    103,000      68,103
#*  Ocean Plastics Co., Ltd.............................  1,000,000   1,407,306
#*  Oneness Biotech Co., Ltd............................    130,000     304,525
*   Optimax Technology Corp.............................    204,366      39,252
#   OptoTech Corp.......................................  3,239,713   1,578,762
*   Orient Semiconductor Electronics, Ltd...............  2,955,000   1,385,164
#   Oriental Union Chemical Corp........................  3,254,819   3,251,654
#   Orise Technology Co., Ltd...........................    479,000     778,300
#*  P-Two Industries, Inc...............................     82,000      39,720
#   Pacific Construction Co.............................    704,276     238,423
#   Pacific Hospital Supply Co., Ltd....................    313,000     768,013
*   Pan Jit International, Inc..........................  2,040,860   1,071,631
#   Pan-International Industrial Corp...................  2,327,218   1,709,624

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
#   Parade Technologies, Ltd............................    149,805 $ 1,891,483
#   Paragon Technologies Co., Ltd.......................    403,626     881,441
    PChome Online, Inc..................................    358,197   3,685,190
#   Pegatron Corp.......................................  8,792,293  16,660,795
*   PharmaEngine, Inc...................................    111,438     925,042
#   Phihong Technology Co., Ltd.........................  1,536,048   1,048,807
#   Phison Electronics Corp.............................    623,000   4,565,209
#   Phoenix Tours International, Inc....................    241,000     393,316
#*  Phytohealth Corp....................................    295,878     379,528
#*  Pihsiang Machinery Manufacturing Co., Ltd...........    625,000     987,218
    Pixart Imaging, Inc.................................    769,000   2,181,217
*   Plotech Co., Ltd....................................    216,000      88,715
#   Polytronics Technology Corp.........................    252,408     607,833
#   Portwell, Inc.......................................    557,000     655,486
#   Posiflex Technology, Inc............................    198,337   1,202,047
#   Pou Chen Corp.......................................  9,472,005  10,587,658
#   Power Mate Technology Co., Ltd......................    108,000     223,895
#*  Power Quotient International Co., Ltd...............  1,078,400     580,888
*   Powercom Co., Ltd...................................    844,730     192,202
#*  Powertech Industrial Co., Ltd.......................    410,000     301,489
#   Powertech Technology, Inc...........................  3,884,580   6,481,080
    Poya Co., Ltd.......................................    246,996   1,435,062
    President Chain Store Corp..........................  1,614,728  12,845,223
    President Securities Corp...........................  4,495,213   2,546,880
#   Prime Electronics Satellitics, Inc..................    834,511     474,821
#   Prince Housing & Development Corp...................  5,866,156   2,621,711
#*  Princeton Technology Corp...........................    514,000     234,307
*   Prodisc Technology, Inc.............................    603,000          --
#   Promate Electronic Co., Ltd.........................    855,000   1,044,299
#   Promise Technology, Inc.............................    699,538     911,101
*   Protop Technology Co., Ltd..........................    148,000          --
#*  Qisda Corp.......................................... 10,855,525   5,354,435
#   Qualipoly Chemical Corp.............................    429,000     322,838
    Quanta Computer, Inc................................  6,228,436  17,395,513
#   Quanta Storage, Inc.................................  1,294,000   1,540,250
#*  Quintain Steel Co., Ltd.............................  1,819,059     400,849
#   Radiant Opto-Electronics Corp.......................  2,032,692   8,442,836
#   Radium Life Tech Co., Ltd...........................  3,636,755   2,614,084
    Ralec Electronic Corp...............................    170,914     317,884
#   Realtek Semiconductor Corp..........................  2,083,861   6,599,797
#   Rechi Precision Co., Ltd............................  1,455,292   1,509,663
#   Rexon Industrial Corp., Ltd.........................     51,559      17,614
#   Rich Development Co., Ltd...........................  3,444,769   1,516,215
#   Richtek Technology Corp.............................    660,175   3,808,310
#*  Ritek Corp.......................................... 17,563,268   2,632,754
#   Rotam Global Agrosciences, Ltd......................    261,000     617,243
#   Roundtop Machinery Industries Co., Ltd..............     50,000      38,478
#   Ruentex Development Co., Ltd........................  2,228,889   3,993,246
#   Ruentex Engineering & Construction Co...............    243,000     481,834
#   Ruentex Industries, Ltd.............................  2,083,779   5,246,087
#   Run Long Construction Co., Ltd......................    419,000     407,860
#   Sampo Corp..........................................  3,502,119   1,448,481
#   San Fang Chemical Industry Co., Ltd.................    773,198     746,775

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    San Shing Fastech Corp..............................    346,500 $ 1,014,452
#   Sanyang Industry Co., Ltd...........................  3,578,802   3,455,078
#   SCI Pharmtech, Inc..................................    214,583     510,739
#   Scientech Corp......................................    206,000     394,483
#   ScinoPharm Taiwan, Ltd..............................    617,760   1,481,361
    SDI Corp............................................    674,000     882,299
    Sea Sonic Electronics Co., Ltd......................    108,000     234,020
#   Senao International Co., Ltd........................    458,547   1,006,757
#   Sercomm Corp........................................  1,068,000   2,462,848
    Sesoda Corp.........................................    790,452   1,093,284
    Shan-Loong Transportation Co., Ltd..................    150,247     131,255
    Sheng Yu Steel Co., Ltd.............................    699,000     536,388
#   ShenMao Technology, Inc.............................    483,450     560,819
#   Shih Her Technologies, Inc..........................    254,000     565,248
    Shih Wei Navigation Co., Ltd........................  1,235,887     844,967
    Shihlin Electric & Engineering Corp.................  1,441,787   1,918,770
*   Shihlin Paper Corp..................................    456,000     691,238
    Shin Hai Gas Corp...................................      7,364      11,547
#   Shin Kong Financial Holding Co., Ltd................ 35,839,032  11,904,051
    Shin Shin Natural Gas Co............................      9,480      11,508
    Shin Zu Shing Co., Ltd..............................    714,245   1,817,652
*   Shining Building Business Co., Ltd..................  1,311,019   1,184,902
    Shinkong Insurance Co., Ltd.........................  1,505,784   1,241,812
    Shinkong Synthetic Fibers Corp......................  9,548,844   3,533,206
#   Shinkong Textile Co., Ltd...........................    867,169   1,165,111
    Shiny Chemical Industrial Co., Ltd..................    324,717     547,496
#   Shuttle, Inc........................................  1,771,000     620,104
    Sigurd Microelectronics Corp........................  2,210,877   2,351,605
#*  Silicon Integrated Systems Corp.....................  3,257,233   1,165,917
#   Silicon Power Computer & Communications, Inc........    303,000     408,617
    Siliconware Precision Industries Co.................  7,872,492  10,745,028
#   Siliconware Precision Industries Co. Sponsored ADR..    456,091   3,033,005
#   Silitech Technology Corp............................    917,117     979,101
#   Simplo Technology Co., Ltd..........................  1,276,800   6,928,939
#   Sinbon Electronics Co., Ltd.........................  1,176,000   1,858,465
    Sincere Navigation Corp.............................  1,904,370   1,745,988
#   Singatron Enterprise Co., Ltd.......................    373,000     189,167
    Sinkang Industries Co., Ltd.........................    177,866      70,409
#   Sinmag Equipment Corp...............................    210,455   1,206,852
    Sino-American Silicon Products, Inc.................  3,213,000   5,502,534
#   Sinon Corp..........................................  2,189,740   1,322,768
#   SinoPac Financial Holdings Co., Ltd................. 29,564,621  13,864,450
#   Sinphar Pharmaceutical Co., Ltd.....................    631,043   1,040,449
#   Sinyi Realty Co.....................................  1,228,460   1,594,488
#   Sirtec International Co., Ltd.......................    691,000   1,528,253
    Sitronix Technology Corp............................    660,774   1,380,451
#   Siward Crystal Technology Co., Ltd..................    925,705     607,302
#   Soft-World International Corp.......................    580,000   1,763,933
    Solar Applied Materials Technology Co...............  1,797,084   1,670,296
#*  Solartech Energy Corp...............................  2,031,062   1,481,903
    Solomon Technology Corp.............................    253,763     145,431
#*  Solytech Enterprise Corp............................  1,152,676     400,277
    Sonix Technology Co., Ltd...........................    758,000   1,300,333

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Southeast Cement Co., Ltd...........................  1,110,000 $   604,041
#   Spirox Corp.........................................    225,145     139,683
#   Sporton International, Inc..........................    352,710   1,686,636
#   St Shine Optical Co., Ltd...........................    272,000   5,659,464
#   Standard Chemical & Pharmaceutical Co., Ltd.........    485,040     676,135
#   Standard Foods Corp.................................    770,010   2,188,696
#   Stark Technology, Inc...............................    709,400     647,752
#   Sunonwealth Electric Machine Industry Co., Ltd......    698,001     496,618
#*  Sunplus Technology Co., Ltd.........................  2,039,153     882,226
    Sunrex Technology Corp..............................    933,351     452,912
#   Sunspring Metal Corp................................    610,000   1,127,023
#   Super Dragon Technology Co., Ltd....................    262,330     186,180
#   Supreme Electronics Co., Ltd........................  1,225,875     737,825
#   Swancor Ind Co., Ltd................................    208,000     719,661
    Sweeten Construction Co., Ltd.......................    810,470     553,958
    Syncmold Enterprise Corp............................    673,000   1,554,645
#   Synmosa Biopharma Corp..............................    117,170     200,429
#   Synnex Technology International Corp................  5,661,745   8,850,140
#   Sysage Technology Co., Ltd..........................    446,984     514,094
    Systex Corp.........................................     87,293     146,522
#   T-Mac Techvest PCB Co., Ltd.........................    347,000     209,699
    TA Chen Stainless Pipe..............................  3,638,805   2,377,399
#*  Ta Chong Bank, Ltd.................................. 11,299,549   3,631,363
#   Ta Chong Securities Co., Ltd........................    999,000     401,965
    Ta Ya Electric Wire & Cable.........................  2,775,520     676,352
#   Ta Yih Industrial Co., Ltd..........................     87,000     217,889
    TA-I Technology Co., Ltd............................    977,961     602,285
    Tah Hsin Industrial Co., Ltd........................    507,000     481,700
    TAI Roun Products Co., Ltd..........................    263,000      91,785
#   Tai Tung Communication Co., Ltd.....................    341,056     587,230
    Taichung Commercial Bank............................ 11,749,659   4,254,053
#   TaiDoc Technology Corp..............................    208,000     712,269
#   Taiflex Scientific Co., Ltd.........................    852,000   1,461,957
#   Taimide Tech, Inc...................................    402,000     550,221
#   Tainan Enterprises Co., Ltd.........................    730,289     727,661
#   Tainan Spinning Co., Ltd............................  6,469,963   4,249,752
    Taishin Financial Holding Co., Ltd.................. 35,653,646  19,027,930
#*  Taisun Enterprise Co., Ltd..........................  1,806,578     860,838
#*  Taita Chemical Co., Ltd.............................  1,184,609     437,369
#   Taiwan Acceptance Corp..............................    579,000   1,560,601
*   Taiwan Business Bank................................ 17,802,363   5,673,374
    Taiwan Calsonic Co., Ltd............................     30,000      26,552
    Taiwan Cement Corp.................................. 11,831,350  17,613,146
#   Taiwan Chinsan Electronic Industrial Co., Ltd.......    437,000     777,534
#   Taiwan Cogeneration Corp............................  1,932,657   1,331,878
    Taiwan Cooperative Financial Holding Co., Ltd....... 23,983,096  14,273,697
#   Taiwan FamilyMart Co., Ltd..........................    144,000   1,018,484
#   Taiwan Fertilizer Co., Ltd..........................  3,492,000   7,079,662
    Taiwan Fire & Marine Insurance Co., Ltd.............    986,880     757,896
*   Taiwan Flourescent Lamp Co., Ltd....................    119,000          --
#   Taiwan FU Hsing Industrial Co., Ltd.................    761,000     734,346
#   Taiwan Glass Industry Corp..........................  4,073,895   3,576,101
#   Taiwan Hon Chuan Enterprise Co., Ltd................  1,366,359   2,836,028

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......    945,000 $    850,466
*   Taiwan Kolin Co., Ltd..............................    508,000           --
#*  Taiwan Land Development Corp.......................  4,503,110    1,796,388
#*  Taiwan Life Insurance Co., Ltd.....................  2,226,695    1,608,089
    Taiwan Line Tek Electronic.........................    384,871      412,609
    Taiwan Mask Corp...................................  1,011,050      347,095
    Taiwan Mobile Co., Ltd.............................  2,676,900    8,192,744
    Taiwan Navigation Co., Ltd.........................    989,720      722,819
#   Taiwan Paiho, Ltd..................................  1,564,152    2,056,218
    Taiwan PCB Techvest Co., Ltd.......................  1,514,816    2,155,598
#*  Taiwan Prosperity Chemical Corp....................    880,000      848,854
#*  Taiwan Pulp & Paper Corp...........................  2,228,260    1,040,551
#   Taiwan Sakura Corp.................................  1,395,304    1,056,546
#   Taiwan Sanyo Electric Co., Ltd.....................    424,650      497,237
    Taiwan Secom Co., Ltd..............................    964,932    2,591,400
    Taiwan Semiconductor Co., Ltd......................  1,372,000    1,618,228
    Taiwan Semiconductor Manufacturing Co., Ltd........ 40,714,652  163,236,530
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  2,677,659   53,553,180
    Taiwan Sogo Shin Kong SEC..........................  1,115,407    1,569,761
#*  Taiwan Styrene Monomer.............................  3,332,242    1,943,368
#   Taiwan Surface Mounting Technology Co., Ltd........  1,412,928    2,062,969
#   Taiwan TEA Corp....................................  4,018,896    2,792,081
    Taiwan Union Technology Corp.......................  1,166,000    1,109,500
#   Taiyen Biotech Co., Ltd............................  1,057,910      962,400
*   Tang Eng Iron Works Co., Ltd.......................     23,000       27,755
*   Tatung Co., Ltd.................................... 13,444,588    4,410,470
#   Te Chang Construction Co., Ltd.....................    486,003      451,199
    Teco Electric and Machinery Co., Ltd...............  8,707,000   11,037,186
*   Tecom Co., Ltd.....................................    408,000       53,139
#*  Tekcore Co., Ltd...................................    359,000      163,417
#   Ten Ren Tea Co., Ltd...............................    180,170      303,586
    Test Research, Inc.................................    944,370    1,579,945
    Test-Rite International Co., Ltd...................  1,761,166    1,217,502
#   Tex-Ray Industrial Co., Ltd........................    651,000      292,324
#   ThaiLin Semiconductor Corp.........................    856,000      614,835
#   Thinking Electronic Industrial Co., Ltd............    471,058      761,872
    Thye Ming Industrial Co., Ltd......................    939,992    1,276,483
#*  TNC Industrial Corp., Ltd..........................     71,000       38,662
#   Ton Yi Industrial Corp.............................  3,340,300    3,095,549
#   Tong Hsing Electronic Industries, Ltd..............    671,534    3,490,620
    Tong Yang Industry Co., Ltd........................  2,272,341    2,797,154
    Tong-Tai Machine & Tool Co., Ltd...................  1,195,210    1,338,566
    Topco Scientific Co., Ltd..........................    839,010    1,723,552
#   Topco Technologies Corp............................    196,000      471,471
#   Topoint Technology Co., Ltd........................    882,771      906,194
#   Toung Loong Textile Manufacturing..................    501,000    1,491,414
#   TPK Holding Co., Ltd...............................    444,000    2,787,050
#   Trade-Van Information Services Co..................    334,000      301,454
#   Transasia Airways Corp.............................    791,000      298,186
    Transcend Information, Inc.........................    640,870    2,189,812
    Tripod Technology Corp.............................  2,047,660    3,876,743
    Tsann Kuen Enterprise Co., Ltd.....................    553,441      719,013
#   TSC Auto ID Technology Co., Ltd....................    105,000    1,073,283

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    TSRC Corp..........................................  1,995,154 $ 2,950,301
#   Ttet Union Corp....................................    221,000     551,569
#   TTFB Co., Ltd......................................     37,000     378,887
#   TTY Biopharm Co., Ltd..............................    648,539   1,749,825
    Tung Ho Steel Enterprise Corp......................  5,229,645   4,576,804
#   Tung Ho Textile Co., Ltd...........................    561,000     168,419
#   Tung Thih Electronic Co., Ltd......................    347,848   1,230,733
#   TURVO International Co., Ltd.......................    164,000     700,307
    TXC Corp...........................................  1,580,762   2,268,071
*   TYC Brother Industrial Co., Ltd....................  1,065,333     698,328
#*  Tycoons Group Enterprise...........................  2,870,121     593,811
*   Tyntek Corp........................................  2,097,419     693,662
    TZE Shin International Co., Ltd....................    243,662      82,956
    U-Ming Marine Transport Corp.......................  1,823,200   2,873,358
*   U-Tech Media Corp..................................    250,000      58,306
#   Ubright Optronics Corp.............................    207,000     447,986
    Uni-President Enterprises Corp..................... 13,230,238  25,185,824
    Unic Technology Corp...............................    245,439      91,983
    Unimicron Technology Corp..........................  8,495,563   7,119,749
#*  Union Bank Of Taiwan...............................  4,276,983   1,507,128
#*  Union Insurance Co., Ltd...........................    309,397     276,262
    Unitech Computer Co., Ltd..........................    571,365     315,629
#   Unitech Printed Circuit Board Corp.................  3,194,921   1,287,193
    United Integrated Services Co., Ltd................  1,168,800   1,111,582
#   United Microelectronics Corp....................... 54,371,441  25,080,310
#   Unity Opto Technology Co., Ltd.....................  1,734,276   1,955,463
    Universal Cement Corp..............................  2,411,048   2,337,417
*   Unizyx Holding Corp................................  2,402,496   1,975,322
    UPC Technology Corp................................  4,370,471   1,905,695
#   Userjoy Technology Co., Ltd........................    107,000     208,563
#   USI Corp...........................................  4,254,557   2,706,898
    Vanguard International Semiconductor Corp..........  3,638,000   5,205,989
#   Ve Wong Corp.......................................    692,524     581,030
*   Via Technologies, Inc..............................          1          --
#   Viking Tech Corp...................................    220,464     179,002
#   Visual Photonics Epitaxy Co., Ltd..................  1,220,966   1,208,202
#   Vivotek, Inc.......................................    448,390   1,778,093
#*  Wafer Works Corp...................................  2,105,000     984,025
    Wah Hong Industrial Corp...........................    340,280     427,845
    Wah Lee Industrial Corp............................  1,067,000   2,048,937
#*  Walsin Lihwa Corp.................................. 21,910,307   8,148,523
#*  Walsin Technology Corp.............................  3,520,551   1,301,825
#   Walton Advanced Engineering, Inc...................  1,725,662     742,006
    Wan Hai Lines, Ltd.................................  4,495,026   2,356,212
    WAN HWA Enterprise Co..............................    451,575     242,084
#   Waterland Financial Holdings Co., Ltd..............  5,971,594   1,915,252
#   Ways Technical Corp., Ltd..........................    460,000     600,621
*   WEI Chih Steel Industrial Co., Ltd.................    383,000      59,740
#   Wei Chuan Foods Corp...............................  1,883,000   3,007,818
#*  Wei Mon Industry Co., Ltd..........................  2,067,674     582,575
#   Weikeng Industrial Co., Ltd........................  1,049,450     824,683
#   Well Shin Technology Co., Ltd......................    395,443     725,493
    Weltrend Semiconductor.............................          1           1

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
    Wha Yu Industrial Co., Ltd.......................     59,000 $       31,771
#   Win Semiconductors Corp..........................  3,201,000      2,809,459
*   Winbond Electronics Corp......................... 19,099,000      6,881,378
#*  Wintek Corp...................................... 12,640,754      4,737,002
#   Wisdom Marine Lines Co., Ltd.....................  1,169,417      1,353,839
#   Wistron Corp..................................... 12,234,955     11,690,118
#   Wistron NeWeb Corp...............................  1,283,194      3,464,927
    WPG Holdings, Ltd................................  6,300,041      8,352,502
    WT Microelectronics Co., Ltd.....................  1,960,177      2,659,152
#   WUS Printed Circuit Co., Ltd.....................  1,790,000        880,971
#   X-Legend Entertainment Co., Ltd..................     87,500        664,886
#   XAC Automation Corp..............................    521,000        621,909
#   Xxentria Technology Materials Corp...............    650,000      1,624,430
#   Yageo Corp.......................................  9,274,800      6,257,314
*   Yang Ming Marine Transport Corp..................  9,510,157      3,936,411
#   YC Co., Ltd......................................  2,137,650      1,512,037
    YC INOX Co., Ltd.................................  2,002,691      1,911,294
#   YeaShin International Development Co., Ltd.......  1,130,906        721,141
    Yeong Guan Energy Group..........................      8,314          6,792
#   Yeong Guan Energy Technology Group Co., Ltd......    233,000      1,091,981
    YFY, Inc.........................................  7,993,997      3,735,372
#   Yi Jinn Industrial Co., Ltd......................  1,304,020        367,237
*   Yieh Phui Enterprise Co., Ltd....................  6,076,789      1,966,982
#   Yonyu Plastics Co., Ltd..........................    359,000        409,714
#*  Young Fast Optoelectronics Co., Ltd..............    836,137        771,208
#   Young Optics, Inc................................    375,214        807,087
#   Youngtek Electronics Corp........................    589,786      1,236,799
    Yuanta Financial Holding Co., Ltd................ 36,467,563     20,252,377
    Yufo Electronics Co., Ltd........................    108,000         65,926
    Yulon Motor Co., Ltd.............................  4,475,715      7,301,789
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    356,350        990,973
#   Yungshin Construction & Development Co...........    160,000        358,416
#   YungShin Global Holding Corp.....................    758,000      1,461,037
#   Yungtay Engineering Co., Ltd.....................  2,018,000      5,143,466
#   Zeng Hsing Industrial Co., Ltd...................    315,974      1,659,288
#   Zenitron Corp....................................  1,098,000        655,222
#   Zhen Ding Technology Holding, Ltd................  1,439,150      4,312,123
    Zig Sheng Industrial Co., Ltd....................  2,833,638        863,352
#   Zinwell Corp.....................................  1,711,979      1,688,878
#   Zippy Technology Corp............................    565,028        901,682
#   ZongTai Real Estate Development Co., Ltd.........    643,276        437,703
                                                                 --------------
TOTAL TAIWAN.........................................             2,328,599,684
                                                                 --------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL................................    751,080        371,914
    Advanced Info Service PCL........................  2,320,709     15,032,933
    Airports of Thailand PCL.........................  1,357,500      9,047,182
*   AJ Plast PCL.....................................  1,550,300        477,981
    Amarin Printing & Publishing PCL.................     46,970         19,748
    Amata Corp. PCL..................................  2,960,700      1,558,263
    Ananda Development PCL...........................  1,143,900         96,186
    AP Thailand PCL..................................  7,499,160      1,588,112
    Asia Green Energy PCL............................  2,550,350        184,267

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
THAILAND -- (Continued)
    Asia Plus Securities PCL(B081WP3)..................   4,269,200 $  497,253
    Asia Plus Securities PCL(B081Z10)..................   1,260,100    146,770
    Asian Insulators PCL...............................   1,710,100    649,742
    Bangchak Petroleum PCL (The).......................   5,034,000  4,507,241
    Bangkok Aviation Fuel Services PCL.................   1,186,854  1,312,156
    Bangkok Bank PCL(6077019)..........................   1,321,500  8,087,037
    Bangkok Bank PCL(6368360)..........................   1,415,100  8,593,725
    Bangkok Chain Hospital PCL.........................   6,492,050  1,849,961
    Bangkok Dusit Medical Services PCL.................  16,747,000  8,866,366
    Bangkok Expressway PCL.............................   2,379,400  2,760,282
    Bangkok Insurance PCL..............................      16,040    175,836
    Bangkok Land PCL(6712912)..........................  59,874,100  3,878,484
    Bangkok Land PCL(6712893)..........................   2,802,700    181,551
    Bangkok Life Assurance PCL.........................   1,762,000  5,103,270
*   Bangkok Metro PCL..................................  46,673,408  2,252,999
    Banpu PCL..........................................   6,025,740  6,052,012
    BEC World PCL......................................   2,475,900  3,855,341
    Berli Jucker PCL...................................   2,264,800  3,967,456
    Big C Supercenter PCL(6763932).....................     304,900  2,202,952
    Big C Supercenter PCL(6368434).....................     780,300  5,613,494
    Bumrungrad Hospital PCL............................     988,000  3,707,692
    Cal-Comp Electronics Thailand PCL..................  11,187,592  1,066,149
    Central Pattana PCL................................   4,269,700  6,349,367
    Central Plaza Hotel PCL............................   2,874,500  3,424,155
    CH Karnchang PCL...................................   3,930,567  3,060,236
    Charoen Pokphand Foods PCL.........................  11,374,300  9,475,631
    Charoong Thai Wire & Cable PCL.....................   1,034,400    331,807
    Christiani & Nielsen Thai..........................   1,520,300    274,610
    Country Group Securities PCL.......................   4,415,811    176,027
    CP ALL PCL.........................................   5,692,100  8,198,680
    CS Loxinfo PCL.....................................   1,331,600    422,993
    Delta Electronics Thailand PCL.....................   2,342,000  4,522,080
    Demco PCL..........................................   1,623,800    498,114
    Dhipaya Insurance PCL..............................     250,200    329,211
    Diamond Building Products PCL......................   2,954,300    565,834
    DSG International Thailand PCL.....................   2,424,660    634,293
    Dynasty Ceramic PCL................................     611,000  1,160,729
    Eastern Water Resources Development and Management
      PCL..............................................   3,028,200  1,037,378
    Electricity Generating PCL(6304643)................     565,000  2,568,982
    Electricity Generating PCL(6368553)................     161,000    732,046
    Energy Absolute PCL................................   2,036,600  1,389,023
    Erawan Group PCL (The).............................   6,605,800    954,560
*   Esso Thailand PCL..................................   9,553,600  1,770,287
*   G J Steel PCL...................................... 100,918,450    141,430
*   G Steel PCL........................................  22,734,200     79,651
    GFPT PCL...........................................   3,497,222  1,655,490
    Glow Energy PCL....................................   2,009,900  5,320,508
*   GMM Grammy PCL.....................................   1,256,460    610,426
*   Golden Land Property Development PCL(6368586)......     816,400    254,251
*   Golden Land Property Development PCL(6375296)......     767,700    239,084
    Grand Canal Land PCL...............................   4,078,500    419,154
*   Grande Asset Hotels & Property PCL.................   4,872,700    247,353
    Gunkul Engineering PCL.............................   1,881,200    913,943

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
THAILAND -- (Continued)
    Hana Microelectronics PCL..........................  2,224,857 $ 2,563,678
    Hemaraj Land and Development PCL(6710046)..........    374,400      42,909
    Hemaraj Land and Development PCL(6710165).......... 21,216,200   2,431,505
    Home Product Center PCL............................ 14,117,019   4,528,349
    ICC International PCL..............................     51,000      63,929
    Indorama Ventures PCL..............................  9,285,000   7,590,509
    Intouch Holdings PCL...............................  1,721,100   3,671,609
    IRPC PCL........................................... 46,980,290   4,945,294
*   Italian-Thai Development PCL....................... 11,803,719   1,911,533
*   ITV PCL............................................    183,700          --
    Jasmine International PCL.......................... 10,909,700   2,548,202
    Jay Mart PCL.......................................  1,456,075     584,969
    Jubilee Enterprise PCL.............................     71,100      65,874
    Kang Yong Electric PCL.............................      2,000      17,129
    Kasikornbank PCL(6888794)..........................  1,478,800   9,763,488
    Kasikornbank PCL(6364766)..........................  2,289,500  14,902,071
    KCE Electronics PCL................................  1,397,882   1,806,668
    KGI Securities Thailand PCL........................  5,950,300     585,579
    Khon Kaen Sugar Industry PCL.......................  3,754,100   1,554,953
    Kiatnakin Bank PCL.................................  2,571,007   3,222,766
    Krung Thai Bank PCL................................ 26,958,075  18,050,408
    Krungthai Card PCL.................................    115,200     192,837
    Laguna Resorts & Hotels PCL........................     10,800      10,931
    Lam Soon Thailand PCL..............................    354,600      44,615
    Land and Houses PCL(6581930).......................  3,326,700     984,231
    Land and Houses PCL(6581941)....................... 14,339,280   4,220,062
    Lanna Resources PCL................................  1,396,150     591,331
    LH Financial Group PCL.............................  5,415,623     273,227
    Loxley PCL.........................................  6,053,168     772,905
    LPN Development PCL(B00PXK5).......................    301,300     206,434
    LPN Development PCL(B00Q643).......................  3,282,800   2,249,193
    Major Cineplex Group PCL...........................  2,515,300   1,551,010
    Maybank Kim Eng Securities Thailand PCL............    227,000     158,356
    MBK PCL............................................  3,601,000   1,794,332
    MCOT PCL...........................................  1,383,800   1,109,712
    Minor International PCL............................  6,092,561   6,119,125
    Modernform Group PCL...............................    333,600     103,373
    Muang Thai Insurance PCL...........................      6,600      32,681
    Muramoto Electron Thailand PCL.....................      7,400      48,857
    Nation Multimedia Group PCL........................  8,227,000     335,639
*   Natural Park PCL................................... 38,391,200      83,693
    Nava Nakorn PCL....................................    405,800      25,528
    Noble Development PCL..............................     56,100      18,519
    Padaeng Industry PCL...............................    192,800     103,875
    Polyplex Thailand PCL..............................  2,265,800     698,581
    Precious Shipping PCL..............................  2,686,400   1,999,532
    Premier Marketing PCL..............................    166,800      54,024
    President Bakery PCL...............................      1,800       2,635
*   Property Perfect PCL............................... 16,937,200     611,870
    Pruksa Real Estate PCL.............................  5,612,600   5,855,562
    PTT Exploration & Production PCL...................  5,715,769  28,925,957
    PTT Global Chemical PCL............................  6,530,911  13,373,011
    PTT PCL............................................  3,451,480  34,289,073

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
THAILAND -- (Continued)
    Quality Houses PCL................................. 21,293,175 $ 2,612,741
*   Raimon Land PCL.................................... 13,203,900     785,408
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................  1,262,300   2,132,662
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    737,200   1,245,503
*   Regional Container Lines PCL.......................  2,241,300     533,975
    Robinson Department Store PCL......................  1,541,700   2,832,772
    Rojana Industrial Park PCL.........................  3,591,000     861,124
    RS PCL.............................................  3,776,600     870,347
    Saha-Union PCL.....................................    630,900     864,516
*   Sahaviriya Steel Industries PCL.................... 57,283,780     695,754
    Samart Corp. PCL...................................  3,073,200   2,172,583
    Samart I-Mobile PCL................................ 13,831,400   1,464,552
    Samart Telcoms PCL.................................  1,798,500     828,957
    Sansiri PCL........................................ 28,737,964   1,807,869
    SC Asset Corp PCL.................................. 11,393,237   1,348,312
    Siam Cement PCL (The)(6609906).....................    129,300   1,747,624
    Siam Cement PCL (The)(6609928).....................    603,900   8,162,336
    Siam City Cement PCL(6806387)......................    324,300   4,464,049
    Siam City Cement PCL(6363194)......................     19,700     271,174
    Siam Commercial Bank PCL (The).....................  3,359,869  18,625,247
    Siam Future Development PCL........................  4,464,688     827,309
    Siam Global House PCL..............................  5,125,905   2,043,338
    Siamgas & Petrochemicals PCL.......................  2,441,200   1,201,213
    Sino-Thai Engineering & Construction PCL...........  3,157,171   2,340,102
    SNC Former PCL.....................................    882,000     505,413
    Somboon Advance Technology PCL.....................  1,220,325     672,680
*   SPCG PCL...........................................  1,902,600   1,469,464
    Sri Ayudhya Capital PCL............................    193,100     222,507
    Sri Trang Agro-Industry PCL........................  5,458,400   2,396,868
    Sriracha Construction PCL..........................    131,400     139,134
    Srithai Superware PCL..............................  7,975,000     596,076
*   Stars Microelectronics Thailand PCL................    663,900     146,798
    STP & I PCL........................................  4,673,212   2,852,537
    Supalai PCL........................................  3,937,200   2,942,784
    Susco PCL..........................................  2,397,300     220,991
    SVI PCL............................................  5,228,828     700,217
    Symphony Communication PCL.........................    506,600     260,321
*   Tata Steel Thailand PCL............................ 12,546,700     332,130
    Thai Agro Energy PCL...............................    279,230      36,871
*   Thai Airways International PCL.....................  6,900,437   3,373,929
    Thai Carbon Black PCL..............................    157,300     117,571
    Thai Central Chemical PCL..........................    217,900     200,188
    Thai Factory Development PCL.......................  1,654,480     314,305
    Thai Metal Trade PCL...............................    396,500     132,126
    Thai Oil PCL.......................................  3,835,000   6,180,668
    Thai Rayon PCL.....................................     20,400      21,442
*   Thai Reinsurance PCL...............................  1,452,466     158,319
    Thai Rung Union Car PCL............................    526,800      94,335
    Thai Stanley Electric PCL(B01GKK6).................    150,500   1,040,517
    Thai Stanley Electric PCL(B01GKM8).................      5,600      38,717
    Thai Union Frozen Products PCL.....................  2,109,590   4,303,275
    Thai Vegetable Oil PCL.............................  2,047,125   1,428,078
    Thai-German Ceramic Industry PCL...................  2,362,200     232,468

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    Thaicom PCL........................................  2,119,000 $  2,342,713
    Thanachart Capital PCL.............................  3,772,300    4,170,559
    Thitikorn PCL......................................    849,200      269,755
*   Thoresen Thai Agencies PCL.........................  3,773,000    2,314,796
    Ticon Industrial Connection PCL....................  3,228,224    1,759,387
    Tipco Asphalt PCL..................................    592,100    1,115,604
*   TIPCO Foods PCL....................................  1,182,000      285,285
    Tisco Financial Group PCL(B3KFW10).................    284,790      368,072
    Tisco Financial Group PCL(B3KFW76).................  1,997,100    2,581,116
    TMB Bank PCL....................................... 84,195,113    7,446,718
    Total Access Communication PCL(B1YWK08)............  1,853,100    5,973,088
    Total Access Communication PCL(B231MK7)............    200,000      644,659
    Toyo-Thai Corp. PCL(B5ML0B6).......................    756,468      789,215
    Toyo-Thai Corp. PCL(B5ML0D8).......................    195,104      203,550
    TPI Polene PCL.....................................  6,757,061    3,051,304
*   True Corp. PCL..................................... 23,942,715    7,083,644
    TTW PCL............................................  8,588,300    3,209,580
    Union Mosaic Industry PCL (The)....................  2,429,150      567,382
    Unique Engineering & Construction PCL..............  3,186,100      967,439
    Univanich Palm Oil PCL.............................    477,000      160,436
    Univentures PCL....................................  5,435,900    1,540,538
*   Vanachai Group PCL.................................  2,459,600      382,996
    Vibhavadi Medical Center PCL.......................  2,838,480    1,449,738
    Vinythai PCL.......................................  2,320,500      773,259
*   Workpoint Entertainment PCL........................    727,900      651,732
                                                                   ------------
TOTAL THAILAND.........................................             491,126,582
                                                                   ------------
TURKEY -- (2.0%)
*   Adana Cimento Sanayii TAS Class A..................    408,542      891,355
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............     29,129      734,802
#*  Adese Alisveris Merkezleri Ticaret A.S.............     79,664      743,545
#   Akbank TAS.........................................  6,121,964   24,279,075
    Akcansa Cimento A.S................................    316,015    1,949,741
#*  Akenerji Elektrik Uretim A.S.......................  2,175,789    1,186,360
#   Akfen Holding A.S..................................    604,903    1,384,099
    Aksa Akrilik Kimya Sanayii.........................    818,404    2,937,503
    Aksigorta A.S......................................    858,752    1,168,630
    Alarko Holding A.S.................................    797,997    1,753,917
    Albaraka Turk Katilim Bankasi A.S..................  2,289,489    1,853,902
    Alkim Alkali Kimya A.S.............................     61,941      464,859
*   Anadolu Anonim Tuerk Sigorta Sirketi...............  1,642,312    1,101,013
#   Anadolu Cam Sanayii A.S............................    952,027      795,498
#*  Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    689,135    8,358,082
#   Anadolu Hayat Emeklilik A.S........................    338,327      801,262
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......     60,803      587,844
#   Arcelik A.S........................................  1,128,691    7,141,155
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........    297,825    1,302,328
#*  Asya Katilim Bankasi A.S...........................  3,714,712    2,097,046
    Aygaz A.S..........................................    271,764    1,162,203
#*  Bagfas Bandirma Gubre Fabrik.......................     32,894      804,472
*   Banvit Bandirma Vitaminli Yem Sanayii ASA..........    217,870      248,695
    Baticim Bati Anadolu Cimento Sanayii A.S...........    195,186      650,369
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..    550,859      557,874

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
TURKEY -- (Continued)
    BIM Birlesik Magazalar A.S.........................   517,419 $12,252,414
#   Bizim Toptan Satis Magazalari A.S..................   143,339   1,258,935
#*  Bolu Cimento Sanayii A.S...........................   343,687     626,029
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   532,667   1,701,438
#*  Bosch Fren Sistemleri..............................       584      35,641
#*  Boyner Buyuk Magazacilik...........................   173,861     438,109
#*  Boyner Perakende Ve Tekstil Yatirimlari AS.........    81,444   1,997,730
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   378,051   1,261,643
    Bursa Cimento Fabrikasi A.S........................   125,366     329,232
*   Celebi Hava Servisi A.S............................    77,207     876,154
    Cimsa Cimento Sanayi VE Tica.......................   277,263   1,898,672
#   Coca-Cola Icecek A.S...............................   161,547   4,052,646
#*  Deva Holding A.S...................................   449,751     416,822
*   Dogan Sirketler Grubu Holding A.S.................. 5,628,221   2,119,227
#*  Dogan Yayin Holding A.S............................ 3,050,174     696,408
    Dogus Otomotiv Servis ve Ticaret A.S...............   501,655   1,959,458
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.........   600,932     494,882
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   150,885     313,327
#   Eczacibasi Yatirim Holding Ortakligi A.S...........   329,650     807,385
    EGE Endustri VE Ticaret A.S........................     3,613     206,261
#   EGE Seramik Sanayi ve Ticaret A.S..................   800,885   1,258,279
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................. 1,588,556   1,607,372
    Enka Insaat ve Sanayi A.S.......................... 1,951,333   5,085,813
#   Eregli Demir ve Celik Fabrikalari TAS.............. 9,345,749  19,705,792
#*  Fenerbahce Futbol A.S..............................    62,726     987,139
#*  Ford Otomotiv Sanayi A.S...........................   315,001   4,314,728
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.    66,447     670,473
    Gentas Genel Metal Sanayi ve Ticaret A.S...........   373,621     325,519
*   Global Yatirim Holding A.S......................... 1,667,335   1,178,943
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....    61,429          --
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................    55,701   1,520,686
    Goodyear Lastikleri TAS............................    40,813   1,609,689
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S...... 1,213,710   1,694,322
#*  GSD Holding........................................ 1,999,318   1,216,613
#   Gubre Fabrikalari TAS..............................   651,687   1,338,895
*   Gunes Sigorta......................................   249,174     250,460
#*  Hurriyet Gazetecilik A.S........................... 1,093,213     335,901
#*  Ihlas Holding A.S.................................. 7,195,890   1,237,691
#*  Ihlas Madencilik A.S...............................   201,541     175,605
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................    88,652     197,061
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........   753,290     876,419
    Is Finansal Kiralama A.S...........................   777,766     355,254
    Is Yatirim Menkul Degerler A.S. Class A............   188,572     110,963
#*  Izmir Demir Celik Sanayi A.S.......................   491,665     633,076
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A..................................... 1,057,590   1,498,411
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................   522,824     742,372
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 5,090,893   5,499,395
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............. 1,790,184   1,040,101
#   Kartonsan Karton Sanayi ve Ticaret A.S.............     9,507   1,081,131
#*  Kerevitas Gida Sanayi ve Ticaret A.S...............     6,569     113,534
#   KOC Holding A.S.................................... 2,142,916  11,244,276
    Konya Cimento Sanayii A.S..........................     9,266   1,155,634
#   Koza Altin Isletmeleri A.S.........................   208,737   2,157,119

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
TURKEY -- (Continued)
*   Koza Anadolu Metal Madencilik Isletmeleri A.S...... 1,358,132 $ 1,600,093
#*  Mardin Cimento Sanayii ve Ticaret A.S..............   205,698     499,217
*   Marshall Boya ve Vernik............................    37,228     613,360
#*  Menderes Tekstil Sanayi ve Ticaret A.S.............   187,627      75,220
#*  Metro Ticari ve Mali Yatirimlar Holding A.S........ 1,513,273     487,307
#*  Migros Ticaret A.S.................................   168,332   1,501,796
*   Milpa..............................................    38,434      18,610
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.....   192,675      97,028
#   NET Holding A.S.................................... 1,080,794   1,320,792
#   Netas Telekomunikasyon A.S.........................   220,947     675,955
    Nuh Cimento Sanayi A.S.............................   187,430     835,175
#   Otokar Otomotiv Ve Savunma Sanayi A.S..............    91,533   2,465,183
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................   438,163     909,934
*   Parsan Makina Parcalari............................     4,772      10,768
#   Petkim Petrokimya Holding A.S...................... 4,885,242   7,768,751
    Pinar Entegre Et ve Un Sanayi A.S..................    84,385     357,543
    Pinar SUT Mamulleri Sanayii A.S....................   107,752     939,413
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.   202,914     288,582
*   Sasa Polyester Sanayi A.S.......................... 1,412,522     829,532
*   Sekerbank TAS...................................... 2,842,793   2,494,482
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...........   996,327   1,046,725
#   Soda Sanayii A.S...................................   819,203   1,454,096
#*  Tat Gida Sanayi A.S................................   761,950     939,882
#   TAV Havalimanlari Holding A.S......................   608,409   4,992,985
#*  Tekfen Holding A.S................................. 1,337,463   3,101,704
    Teknosa Ic Ve Dis Ticaret A.S......................   139,705     775,657
#*  Tekstil Bankasi A.S................................ 1,044,262     949,069
    Tofas Turk Otomobil Fabrikasi A.S..................   603,827   3,738,983
    Trakya Cam Sanayi A.S.............................. 3,249,348   4,118,799
    Tupras Turkiye Petrol Rafinerileri A.S.............   408,430   9,981,374
#   Turcas Petrol A.S..................................   496,674     580,575
*   Turk Hava Yollari.................................. 3,339,229  10,019,677
#   Turk Telekomunikasyon A.S.......................... 1,124,605   3,366,768
    Turk Traktor ve Ziraat Makineleri A.S..............   110,580   3,884,743
#*  Turkcell Iletisim Hizmetleri A.S................... 1,307,499   8,550,129
#*  Turkcell Iletisim Hizmetleri A.S. ADR..............   293,927   4,802,767
    Turkiye Garanti Bankasi A.S........................ 6,772,059  27,888,849
    Turkiye Halk Bankasi A.S........................... 2,445,699  18,414,981
    Turkiye Is Bankasi................................. 5,365,823  14,971,442
    Turkiye Sinai Kalkinma Bankasi A.S................. 6,449,040   5,726,650
#   Turkiye Sise ve Cam Fabrikalari A.S................ 3,536,437   5,140,528
    Turkiye Vakiflar Bankasi Tao....................... 4,199,622   9,864,304
    Ulker Biskuvi Sanayi A.S...........................   553,156   4,280,911
#   Vestel Beyaz Esya Sanayi ve Ticaret A.S............   570,353   1,874,804
*   Vestel Elektronik Sanayi ve Ticaret A.S............ 1,147,392   2,056,667
#   Yapi ve Kredi Bankasi A.S.......................... 2,960,083   6,743,532

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      --------- ---------------
TURKEY -- (Continued)
#*  Zorlu Enerji Elektrik Uretim A.S................. 1,701,186 $       927,769
                                                                ---------------
TOTAL TURKEY.........................................               353,899,819
                                                                ---------------
UNITED STATES -- (0.0%)
    Bizlink Holding Rights...........................     7,541           2,464
                                                                ---------------
TOTAL COMMON STOCKS..................................            15,212,201,932
                                                                ---------------
PREFERRED STOCKS -- (3.5%)

BRAZIL -- (3.4%)
    AES Tiete SA.....................................   501,806       4,105,133
    Alpargatas SA....................................   570,460       2,670,319
    Banco ABC Brasil SA..............................   752,850       4,297,260
    Banco Bradesco SA................................ 2,760,573      42,112,807
    Banco Bradesco SA ADR............................ 5,097,969      77,896,961
    Banco Daycoval SA................................   176,494         720,368
    Banco do Estado do Rio Grande do Sul SA Class B.. 1,077,174       5,479,047
*   Banco Industrial e Comercial SA..................   306,755       1,070,854
*   Banco Panamericano SA............................   654,500         980,849
    Banco Pine SA....................................   192,365         656,266
    Banco Sofisa SA..................................    68,200          90,633
    Braskem SA Class A...............................   185,000       1,144,044
    Centrais Eletricas Brasileiras SA Class B........   849,200       4,076,160
    Centrais Eletricas de Santa Catarina SA..........    60,363         397,764
    Cia Brasileira de Distribuicao...................   291,169      14,053,115
    Cia de Gas de Sao Paulo COMGAS Class A...........   115,695       2,683,359
    Cia de Saneamento do Parana......................    96,300         246,188
    Cia de Transmissao de Energia Eletrica Paulista..   205,985       2,610,278
    Cia Energetica de Minas Gerais................... 2,512,758      20,456,479
    Cia Energetica de Sao Paulo Class B..............   774,714       9,878,777
    Cia Energetica do Ceara Class A..................    61,630         946,691
    Cia Ferro Ligas da Bahia - Ferbasa...............   195,382         880,134
    Cia Paranaense de Energia........................   185,660       2,880,543
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.......................................   680,686       3,129,280
    Empresa Metropolitana de Aguas e Energia SA......     6,100          16,132
    Eucatex SA Industria e Comercio..................    87,459         169,617
*   Forjas Taurus SA.................................   400,223         119,957
    Gerdau SA........................................   706,915       4,159,698
*   Gol Linhas Aereas Inteligentes SA................   545,766       3,302,862
*   Inepar SA Industria e Construcoes................     2,850             553
    Itau Unibanco Holding SA......................... 3,246,963      50,234,006
#   Itau Unibanco Holding SA ADR..................... 6,110,461      94,101,099
    Lojas Americanas SA.............................. 2,256,009      14,368,850
    Marcopolo SA..................................... 2,270,518       4,003,117
    Oi SA............................................ 4,607,229       2,985,180
    Parana Banco SA..................................    45,100         214,890
    Petroleo Brasileiro SA........................... 2,137,472      17,994,806
#   Petroleo Brasileiro SA Sponsored ADR............. 5,128,535      86,261,959
    Randon Participacoes SA.......................... 1,464,695       4,022,061
    Saraiva SA Livreiros Editores....................   167,864       1,351,051
    Suzano Papel e Celulose SA Class A............... 1,931,399       7,491,487
    Telefonica Brasil SA.............................   225,198       4,526,293
    Unipar Carbocloro SA Class B..................... 1,538,997         332,389

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
*   Usinas Siderurgicas de Minas Gerais SA Class A.....  2,502,158 $  8,878,180
    Vale SA............................................  2,210,768   28,385,530
    Vale SA Sponsored ADR..............................  4,036,193   51,663,270
    Whirlpool SA.......................................      3,541        6,056
                                                                   ------------
TOTAL BRAZIL...........................................             588,052,352
                                                                   ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................        676        1,190
    Embotelladora Andina SA............................    139,928      420,740
    Embotelladora Andina SA Class B....................    212,801      757,041
    Sociedad Quimica y Minera de Chile SA Class B......     11,313      313,049
                                                                   ------------
TOTAL CHILE............................................               1,492,020
                                                                   ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................    709,509    1,446,052
    Banco Davivienda SA................................    435,586    7,376,028
    Bancolombia SA.....................................    220,497    3,407,183
    Grupo Aval Acciones y Valores......................  3,651,976    2,704,814
    Grupo de Inversiones Suramericana SA...............    141,551    2,992,811
                                                                   ------------
TOTAL COLOMBIA.........................................              17,926,888
                                                                   ------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%........ 29,460,333      387,820
                                                                   ------------
TOTAL PREFERRED STOCKS.................................             607,859,080
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14..................................     12,479       19,857
                                                                   ------------
CHINA -- (0.0%)
*   Golden Meditech Warrants 07/30/15..................    679,471           --
                                                                   ------------
INDIA -- (0.0%)
*   Indian Hotels Co., Ltd. Rights 08/20/14............    417,666           --
*   Lakshmi Vilas Rights 12/31/14......................    166,070       91,236
                                                                   ------------
TOTAL INDIA............................................                  91,236
                                                                   ------------
INDONESIA -- (0.0%)
*   Bumi Resources Tbk PT Rights 09/01/14.............. 75,986,115        6,563
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrant 07/11/17..    379,833        8,858
                                                                   ------------
TOTAL INDONESIA........................................                  15,421
                                                                   ------------
MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrants 09/16/18....          1           --
                                                                   ------------
SOUTH AFRICA -- (0.0%)
#*  Steinhoff International Holdings Rights 08/01/14...  1,378,885      205,746
                                                                   ------------
SOUTH KOREA -- (0.0%)
*   AK Holdings, Inc. Rights 08/13/14..................      1,329       13,382
*   Hanjin Heavy Industrial and Construction Rights
      08/07/14.........................................    112,947      110,986
*   JB Financial Group Rights 09/03/14.................     85,694      112,552

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                      SHARES        VALUE++
                                                    ----------- ---------------
SOUTH KOREA -- (Continued)
*     NK Co., Ltd. Rights 08/01/14.................      21,204 $        23,724
                                                                ---------------
TOTAL SOUTH KOREA..................................                     260,644
                                                                ---------------
THAILAND -- (0.0%)
*     Gland W3 Warrants 12/31/14...................     261,660          18,742
*     LH W3 Warrants 04/29/17......................     363,740          65,136
*     Tru Rights 08/28/14..........................   9,307,178         884,052
                                                                ---------------
TOTAL THAILAND.....................................                     967,930
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,560,834
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund............... 136,871,427   1,583,602,411
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,443,417,113)^^.........................             $17,405,224,257
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,143,562,703 $       922,987   --    $ 1,144,485,690
   Chile................    224,146,443              --   --        224,146,443
   China................    251,871,402   2,209,044,085   --      2,460,915,487
   Colombia.............     85,367,143              --   --         85,367,143
   Czech Republic.......             --      38,751,982   --         38,751,982
   Egypt................             --      10,138,313   --         10,138,313
   Greece...............      2,585,345      90,327,743   --         92,913,088
   Hungary..............        287,114      34,796,743   --         35,083,857
   India................    133,220,186   1,206,815,951   --      1,340,036,137
   Indonesia............     17,653,522     470,157,748   --        487,811,270
   Israel...............             --           3,126   --              3,126
   Malaysia.............        235,912     733,345,800   --        733,581,712
   Mexico...............    844,700,424         117,890   --        844,818,314
   Peru.................     21,414,424              --   --         21,414,424
   Philippines..........      4,682,458     211,998,114   --        216,680,572
   Poland...............             --     302,246,826   --        302,246,826
   Russia...............     11,511,620     304,993,975   --        316,505,595
   South Africa.........    117,416,496   1,136,685,215   --      1,254,101,711
   South Korea..........    113,710,415   2,315,861,278   --      2,429,571,693
   Taiwan...............     80,513,689   2,248,085,995   --      2,328,599,684
   Thailand.............    490,905,501         221,081   --        491,126,582
   Turkey...............      4,802,767     349,097,052   --        353,899,819
   United States........             --           2,464   --              2,464
Preferred Stocks
   Brazil...............    588,052,352              --   --        588,052,352
   Chile................      1,492,020              --   --          1,492,020
   Colombia.............     17,926,888              --   --         17,926,888
   India................             --         387,820   --            387,820
Rights/Warrants
   Brazil...............             --          19,857   --             19,857
   China................             --              --   --                 --
   India................             --          91,236   --             91,236
   Indonesia............             --          15,421   --             15,421
   Malaysia.............             --              --   --                 --
   South Africa.........             --         205,746   --            205,746
   South Korea..........             --         260,644   --            260,644
   Thailand.............             --         967,930   --            967,930
Securities Lending
  Collateral............             --   1,583,602,411   --      1,583,602,411
                         -------------- ---------------   --    ---------------
TOTAL................... $4,156,058,824 $13,249,165,433   --    $17,405,224,257
                         ============== ===============   ==    ===============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
 BONDS -- (82.3%)

 AUSTRALIA -- (5.2%)
 Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17..................................   $   12,000 $12,043,392
    1.250%, 06/13/17..................................        5,000   4,995,265
 BHP Billiton Finance USA, Ltd.
    1.625%, 02/24/17..................................        5,000   5,078,720
 Commonwealth Bank of Australia
    1.125%, 03/13/17..................................        8,737   8,711,907
 National Australia Bank, Ltd.
    0.900%, 01/20/16..................................        5,000   5,024,935
    1.300%, 07/25/16..................................        7,000   7,060,627
 Westpac Banking Corp.
    3.000%, 12/09/15..................................        8,500   8,777,814
                                                                    -----------
 TOTAL AUSTRALIA......................................               51,692,660
                                                                    -----------
 CANADA -- (7.1%)
 Bank of Nova Scotia
    2.550%, 01/12/17..................................        5,000   5,167,820
 Enbridge, Inc.
    4.900%, 03/01/15..................................        1,500   1,539,091
 Export Development Canada
    0.875%, 12/07/16.................................. GBP   10,000  16,707,411
 Ontario, Province of Canada
    2.300%, 05/10/16..................................        5,000   5,149,000
 Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15..................................        1,830   1,896,413
 Royal Bank of Canada
    2.300%, 07/20/16..................................        5,000   5,147,790
    1.200%, 01/23/17..................................        7,000   7,020,601
 Toronto-Dominion Bank (The)
    2.500%, 07/14/16..................................        2,500   2,584,850
    2.375%, 10/19/16..................................       19,000  19,612,161
 TransAlta Corp.
    4.750%, 01/15/15..................................        2,508   2,553,766
 TransCanada PipeLines, Ltd.
    3.400%, 06/01/15..................................        3,106   3,180,271
                                                                    -----------
 TOTAL CANADA.........................................               70,559,174
                                                                    -----------
 FINLAND -- (1.5%)
 Municipality Finance P.L.C.
    2.375%, 05/16/16..................................       15,000  15,464,790
                                                                    -----------
 FRANCE -- (0.8%)
 Agence Francaise de Developpement
    2.500%, 07/15/15..................................        3,000   3,059,010
 BNP Paribas SA
    3.250%, 03/11/15..................................        4,035   4,101,824

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
 FRANCE -- (Continued)
 Orange SA
    2.125%, 09/16/15..................................   $      500 $   506,904
                                                                    -----------
 TOTAL FRANCE.........................................                7,667,738
                                                                    -----------
 GERMANY -- (3.6%)
 Deutsche Bank AG
    3.875%, 08/18/14..................................        1,750   1,752,289
    3.250%, 01/11/16..................................        1,000   1,034,754
 KFW
    5.500%, 12/07/15.................................. GBP    4,000   7,159,740
 Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16..................................       10,000  10,297,520
 Landwirtschaftliche Rentenbank
    3.250%, 12/07/16.................................. GBP    9,000  15,839,710
                                                                    -----------
 TOTAL GERMANY........................................               36,084,013
                                                                    -----------
 JAPAN -- (1.4%)
 Japan Bank for International Cooperation
    2.250%, 07/13/16..................................        8,000   8,244,896
 Nomura Holdings, Inc.
    5.000%, 03/04/15..................................        3,500   3,580,384
    2.000%, 09/13/16..................................        1,000   1,014,568
 Sumitomo Mitsui Banking Corp.
    1.300%, 01/10/17..................................        1,000     999,974
                                                                    -----------
 TOTAL JAPAN..........................................               13,839,822
                                                                    -----------
 NETHERLANDS -- (4.2%)
 Aegon NV
    4.625%, 12/01/15..................................        3,489   3,661,953
 Bank Nederlandse Gemeenten
    2.750%, 07/01/15..................................        9,500   9,707,860
 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    3.125%, 02/05/15.................................. CAD    7,000   6,471,830
 Deutsche Telekom International Finance BV
    5.750%, 03/23/16..................................          880     947,896
 Nederlandse Waterschapsbank NV
    2.125%, 09/07/16.................................. GBP   10,000  17,161,901
    2.125%, 02/09/17..................................        4,000   4,109,936
                                                                    -----------
 TOTAL NETHERLANDS....................................               42,061,376
                                                                    -----------
 NORWAY -- (1.5%)
 Kommunalbanken A.S.
    1.125%, 12/15/16.................................. GBP    9,000  15,094,714
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.9%)
 Asian Development Bank
    1.000%, 12/15/16.................................. GBP   14,000  23,455,611

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
 Council Of Europe Development Bank
    1.750%, 12/19/16................................... GBP  14,000 $23,855,299
 European Investment Bank
    6.500%, 09/10/14................................... NZD   2,531   2,155,088
    3.250%, 12/07/16................................... GBP   9,000  15,850,346
    4.875%, 01/17/17...................................       4,000   4,380,996
 Nordic Investment Bank
    7.500%, 04/15/15................................... NZD  11,000   9,568,843
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........              79,266,183
                                                                    -----------
 SWEDEN -- (3.3%)
 Kommuninvest I Sverige AB
    1.625%, 02/13/17...................................       4,500   4,571,388
 Svensk Exportkredit AB
    2.125%, 07/13/16...................................       5,000   5,140,610
    1.125%, 12/15/16................................... GBP   8,000  13,414,687
 Svenska Handelsbanken AB
    3.125%, 07/12/16...................................       9,250   9,652,819
                                                                    -----------
 TOTAL SWEDEN..........................................              32,779,504
                                                                    -----------
 SWITZERLAND -- (0.2%)
 Credit Suisse New York
    3.500%, 03/23/15...................................       1,000   1,018,627
 UBS AG
    3.875%, 01/15/15...................................       1,163   1,180,981
                                                                    -----------
 TOTAL SWITZERLAND.....................................               2,199,608
                                                                    -----------
 UNITED KINGDOM -- (7.3%)
 Barclays Bank P.L.C.
    5.000%, 09/22/16...................................       1,700   1,837,107
 BP Capital Markets P.L.C.
    2.248%, 11/01/16...................................       6,500   6,684,060
 British Telecommunications P.L.C.
    2.000%, 06/22/15...................................       3,100   3,139,727
    1.250%, 02/14/17...................................       1,200   1,198,092
 Diageo Capital P.L.C.
    5.500%, 09/30/16...................................       2,000   2,192,252
 Lloyds Bank P.L.C.
    4.875%, 01/21/16...................................       5,000   5,302,445
 Network Rail Infrastructure Finance P.L.C.
    1.125%, 12/15/16................................... GBP  13,000  21,853,736
 Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15...................................       3,850   3,868,753
 Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15...................................       6,300   6,419,316
 United Kingdom Gilt
    4.000%, 09/07/16................................... GBP   9,000  16,131,903

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
 UNITED KINGDOM -- (Continued)
 Vodafone Group P.L.C.
    1.625%, 03/20/17...................................   $   3,951 $ 3,967,835
                                                                    -----------
 TOTAL UNITED KINGDOM..................................              72,595,226
                                                                    -----------
 UNITED STATES -- (38.3%)
 AbbVie, Inc.
    1.200%, 11/06/15...................................       4,000   4,021,084
 ACE INA Holdings, Inc.
    2.600%, 11/23/15...................................       3,295   3,376,027
 Air Products & Chemicals, Inc.
    2.000%, 08/02/16...................................       3,615   3,702,559
 Allstate Corp. (The)
    5.000%, 08/15/14...................................       2,130   2,132,816
 Altria Group, Inc.
    4.125%, 09/11/15...................................       2,170   2,251,136
 American Express Credit Corp.
    5.125%, 08/25/14...................................       1,700   1,704,602
    1.750%, 06/12/15...................................       1,200   1,213,980
    2.750%, 09/15/15...................................       2,250   2,305,100
 Ameriprise Financial, Inc.
    5.650%, 11/15/15...................................         813     862,519
 Amgen, Inc.
    1.875%, 11/15/14...................................       1,825   1,832,831
    4.850%, 11/18/14...................................       1,000   1,013,170
 Anadarko Petroleum Corp.
    5.950%, 09/15/16...................................       6,000   6,604,710
 Anheuser-Busch Cos., LLC
    5.600%, 03/01/17...................................       6,000   6,662,016
 Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15...................................       2,000   2,008,862
 Apache Corp.
    5.625%, 01/15/17...................................       1,500   1,659,075
 Apple, Inc.
    0.450%, 05/03/16...................................      10,000   9,984,190
    1.050%, 05/05/17...................................      17,000  16,970,675
 AT&T, Inc.
    2.500%, 08/15/15...................................       3,066   3,126,324
    2.400%, 08/15/16...................................       1,000   1,030,356
 AutoZone, Inc.
    6.950%, 06/15/16...................................       3,000   3,320,244
 Bank of America Corp.
    1.500%, 10/09/15...................................       5,000   5,043,515
    3.750%, 07/12/16...................................       1,500   1,573,681
 Becton Dickinson and Co.
    1.750%, 11/08/16...................................       1,500   1,525,630
 Branch Banking & Trust Co.
    1.000%, 04/03/17...................................       4,400   4,364,562
 Burlington Northern Santa Fe LLC
    4.875%, 01/15/15...................................         200     204,011

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 Capital One Financial Corp.
    2.150%, 03/23/15........................................ $4,700  $4,748,922
 Cardinal Health, Inc.
    4.000%, 06/15/15........................................  3,000   3,089,667
 Caterpillar Financial Services Corp.
    2.650%, 04/01/16........................................  5,000   5,166,385
    1.350%, 09/06/16........................................  1,000   1,009,357
 CenterPoint Energy Resources Corp.
    6.150%, 05/01/16........................................  5,000   5,452,165
 Charles Schwab Corp. (The)
    0.850%, 12/04/15........................................  3,000   3,009,675
 Citigroup, Inc.
    6.375%, 08/12/14........................................    636     636,743
    5.300%, 01/07/16........................................  2,716   2,884,634
    1.350%, 03/10/17........................................  2,000   1,996,498
 CNA Financial Corp.
    5.850%, 12/15/14........................................  3,277   3,342,432
 Colgate-Palmolive Co.
    1.300%, 01/15/17........................................  9,723   9,795,232
 Comcast Corp.
    4.950%, 06/15/16........................................  3,500   3,767,344
 Comerica, Inc.
    3.000%, 09/16/15........................................  2,277   2,335,353
 Computer Sciences Corp.
    2.500%, 09/15/15........................................  3,558   3,614,974
 CVS Caremark Corp.
    3.250%, 05/18/15........................................  1,000   1,021,698
 Devon Energy Corp.
    1.200%, 12/15/16........................................  5,970   5,976,060
 DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.500%, 03/01/16........................................  5,000   5,204,385
 Dominion Resources, Inc.
    5.150%, 07/15/15........................................  1,400   1,459,836
    2.250%, 09/01/15........................................  5,000   5,080,680
 Dow Chemical Co. (The)
    2.500%, 02/15/16........................................  6,000   6,147,534
 Eastman Chemical Co.
    3.000%, 12/15/15........................................  1,000   1,029,494
 Ecolab, Inc.
    1.000%, 08/09/15........................................  2,000   2,007,998
 Enbridge Energy Partners L.P.
    5.350%, 12/15/14........................................  1,475   1,499,944
 Energy Transfer Partners L.P.
    5.950%, 02/01/15........................................  1,200   1,231,070
 Enterprise Products Operating LLC
    5.600%, 10/15/14........................................  2,666   2,693,641
 EOG Resources, Inc.
    2.950%, 06/01/15........................................  2,440   2,489,905
    2.500%, 02/01/16........................................  6,000   6,153,714

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
 UNITED STATES -- (Continued)
 Exelon Corp.
    4.900%, 06/15/15........................................ $  500  $  518,173
 Express Scripts Holding Co.
    2.100%, 02/12/15........................................  4,000   4,034,008
    3.125%, 05/15/16........................................  1,975   2,052,092
 Fifth Third Bancorp
    3.625%, 01/25/16........................................  1,000   1,041,095
 Fifth Third Bank
    0.900%, 02/26/16........................................  2,000   2,002,748
 Ford Motor Credit Co. LLC
    12.000%, 05/15/15.......................................  3,500   3,811,815
 Freeport-McMoRan, Inc.
    1.400%, 02/13/15........................................  3,996   4,011,077
 GATX Corp.
    4.750%, 05/15/15........................................  5,240   5,407,649
 Gilead Sciences, Inc.
    2.400%, 12/01/14........................................  3,000   3,018,702
 Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15........................................  3,500   3,572,604
    3.625%, 02/07/16........................................  1,000   1,039,799
 Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15........................................  1,400   1,432,115
 Hewlett-Packard Co.
    2.625%, 12/09/14........................................  1,000   1,007,592
    3.000%, 09/15/16........................................  1,000   1,039,190
 Hillshire Brands Co. (The)
    2.750%, 09/15/15........................................  1,666   1,691,510
 HSBC USA, Inc.
    2.375%, 02/13/15........................................  2,000   2,020,722
 Humana, Inc.
    6.450%, 06/01/16........................................  4,500   4,934,254
 John Deere Capital Corp.
    2.000%, 01/13/17........................................  1,500   1,534,083
 Johnson Controls, Inc.
    5.500%, 01/15/16........................................  1,282   1,368,044
 JPMorgan Chase & Co.
    3.700%, 01/20/15........................................  2,800   2,841,373
    3.400%, 06/24/15........................................  1,000   1,025,487
 Kellogg Co.
    1.875%, 11/17/16........................................  1,000   1,017,812
 KeyBank NA
    1.100%, 11/25/16........................................  1,000   1,001,398
 KeyCorp
    3.750%, 08/13/15........................................  3,000   3,096,972
 Kroger Co. (The)
    2.200%, 01/15/17........................................  1,000   1,025,998
 Lorillard Tobacco Co.
    3.500%, 08/04/16........................................  4,000   4,174,864
 Lowe's Cos., Inc.
    5.000%, 10/15/15........................................  1,050   1,104,056

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 Marathon Oil Corp.
    0.900%, 11/01/15....................................... $ 1,140 $ 1,143,000
 Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.......................................   1,916   2,019,742
 MetLife, Inc.
    5.000%, 06/15/15.......................................     500     519,757
 Mondelez International, Inc.
    4.125%, 02/09/16.......................................   3,716   3,897,408
 Morgan Stanley
    3.800%, 04/29/16.......................................   6,000   6,285,132
 MUFG Union Bank NA
    3.000%, 06/06/16.......................................   1,000   1,038,780
 Mylan, Inc.
    1.350%, 11/29/16.......................................   6,038   6,042,619
 Occidental Petroleum Corp.
    1.750%, 02/15/17.......................................   2,722   2,766,755
 Omnicom Group, Inc.
    5.900%, 04/15/16.......................................   1,750   1,891,008
 PepsiCo, Inc.
    0.700%, 08/13/15.......................................   5,045   5,064,701
 Philip Morris International, Inc.
    2.500%, 05/16/16.......................................   2,224   2,296,462
 Plains All American Pipeline L.P. / PAA Finance Corp.
    3.950%, 09/15/15.......................................   2,830   2,927,239
 PNC Funding Corp.
    4.250%, 09/21/15.......................................     600     624,254
 PPG Industries, Inc.
    1.900%, 01/15/16.......................................   2,050   2,080,799
 Progress Energy, Inc.
    5.625%, 01/15/16.......................................   2,000   2,137,066
 Prudential Financial, Inc.
    3.875%, 01/14/15.......................................   1,000   1,015,493
    6.200%, 01/15/15.......................................   2,448   2,510,231
 Quest Diagnostics, Inc.
    5.450%, 11/01/15.......................................   4,000   4,220,792
 Qwest Corp.
    7.500%, 10/01/14.......................................   2,300   2,324,385
 Reynolds American, Inc.
    1.050%, 10/30/15.......................................   4,000   4,000,176
 Safeway, Inc.
    5.625%, 08/15/14.......................................   4,500   4,506,237
 Sherwin-Williams Co. (The)
    3.125%, 12/15/14.......................................   1,048   1,058,275
 Southern Power Co.
    4.875%, 07/15/15.......................................   3,660   3,810,097
 Spectra Energy Capital LLC
    5.668%, 08/15/14.......................................     955     956,488
 Starbucks Corp.
    0.875%, 12/05/16.......................................   1,000     999,796

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
 UNITED STATES -- (Continued)
 SunTrust Banks, Inc.
    3.600%, 04/15/16....................................... $ 4,000 $ 4,182,128
 TD Ameritrade Holding Corp.
    4.150%, 12/01/14.......................................   2,350   2,378,216
 Textron, Inc.
    6.200%, 03/15/15.......................................   1,500   1,545,075
 Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.......................................   2,250   2,292,772
    2.250%, 08/15/16.......................................   2,953   3,022,939
 Time Warner Cable, Inc.
    3.500%, 02/01/15.......................................   4,000   4,061,988
 Time Warner, Inc.
    5.875%, 11/15/16.......................................   1,000   1,106,118
 Toyota Motor Credit Corp.
    2.000%, 09/15/16.......................................  15,819  16,195,033
 UnitedHealth Group, Inc.
    5.000%, 08/15/14.......................................   1,170   1,171,516
    1.875%, 11/15/16.......................................   1,000   1,022,016
 Valero Energy Corp.
    4.500%, 02/01/15.......................................     900     917,018
 Verizon Communications, Inc.
    0.700%, 11/02/15.......................................   3,000   3,003,102
 Walgreen Co.
    1.000%, 03/13/15.......................................   3,720   3,733,266
 Walt Disney Co. (The)
    0.875%, 12/01/14.......................................   1,500   1,503,186
    1.125%, 02/15/17.......................................   2,000   2,006,286
 WellPoint, Inc.
    5.000%, 12/15/14.......................................   2,500   2,542,170
    5.250%, 01/15/16.......................................   3,000   3,193,071
 Wells Fargo & Co.
    3.750%, 10/01/14.......................................   2,300   2,312,411
    1.250%, 02/13/15.......................................   1,000   1,004,221
    1.500%, 07/01/15.......................................   2,500   2,526,202
 Western Union Co. (The)
    5.930%, 10/01/16.......................................   2,348   2,565,864
 Whirlpool Corp.
    1.350%, 03/01/17.......................................   2,000   1,995,276
 Williams Partners L.P.
    3.800%, 02/15/15.......................................   2,300   2,337,260
 Xerox Corp.
    4.250%, 02/15/15.......................................   3,500   3,568,901
 Yum! Brands, Inc.
    4.250%, 09/15/15.......................................   2,485   2,588,508

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Zimmer Holdings, Inc.
      1.400%, 11/30/14.................................... $ 1,000 $  1,003,073
                                                                   ------------
TOTAL UNITED STATES.......................................          382,078,555
                                                                   ------------
TOTAL BONDS...............................................          821,383,363
                                                                   ------------
AGENCY OBLIGATIONS -- (8.0%)
Federal National Mortgage Association
      0.500%, 03/30/16....................................  20,000   20,003,120
      1.375%, 11/15/16....................................  30,000   30,418,710
      0.750%, 04/20/17....................................  30,000   29,807,700
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................           80,229,530
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (9.7%)
U.S. Treasury Notes
++++  1.500%, 07/31/16....................................  62,000   63,162,500
      0.875%, 12/31/16....................................  33,000   33,090,222
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS...........................           96,252,722
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $994,223,792)^^...................................         $997,865,615
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------
                                 LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -----------  ------------  ------- ------------
 Bonds
    Australia.................          --  $ 51,692,660    --    $ 51,692,660
    Canada....................          --    70,559,174    --      70,559,174
    Finland...................          --    15,464,790    --      15,464,790
    France....................          --     7,667,738    --       7,667,738
    Germany...................          --    36,084,013    --      36,084,013
    Japan.....................          --    13,839,822    --      13,839,822
    Netherlands...............          --    42,061,376    --      42,061,376
    Norway....................          --    15,094,714    --      15,094,714
    Supranational
      Organization
      Obligations.............          --    79,266,183    --      79,266,183
    Sweden....................          --    32,779,504    --      32,779,504
    Switzerland...............          --     2,199,608    --       2,199,608
    United Kingdom............          --    72,595,226    --      72,595,226
    United States.............          --   382,078,555    --     382,078,555
 Agency Obligations...........          --    80,229,530    --      80,229,530
 U.S. Treasury Obligations....          --    96,252,722    --      96,252,722
 Swap Agreements**............          --    (5,480,454)   --      (5,480,454)
 Futures Contracts**.......... $(1,416,612)           --    --      (1,416,612)
 Forward Currency Contracts**.          --     2,270,643    --       2,270,643
                               -----------  ------------    --    ------------
 TOTAL........................ $(1,416,612) $994,655,804    --    $993,239,192
                               ===========  ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
AGENCY OBLIGATIONS -- (6.9%)
Federal Farm Credit Bank
     0.500%, 06/23/15................................... $ 35,000 $ 35,098,525
Federal Home Loan Bank
     0.375%, 08/28/15...................................   70,000   70,112,770
     5.375%, 05/18/16...................................   35,000   38,031,945
     2.125%, 06/10/16...................................   70,000   72,006,410
Federal Home Loan Mortgage Corporation
     4.375%, 07/17/15...................................    3,000    3,120,522
     0.500%, 08/28/15...................................    6,900    6,923,377
#    4.750%, 11/17/15...................................   25,000   26,423,750
     0.500%, 05/13/16...................................   50,000   49,950,850
Federal National Mortgage Association
     0.500%, 09/28/15...................................   20,000   20,061,580
     4.375%, 10/15/15...................................  145,000  152,168,365
     1.625%, 10/26/15...................................  110,000  111,855,700
     0.375%, 07/05/16...................................   23,500   23,423,155
                                                                  ------------
TOTAL AGENCY OBLIGATIONS................................           609,176,949
                                                                  ------------
BONDS -- (69.0%)
African Development Bank
#    2.500%, 03/15/16...................................    3,800    3,922,485
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15...................................   85,505   87,733,602
Apple, Inc.
#    0.450%, 05/03/16...................................   24,082   24,043,926
Apple, Inc. Floating Rate Note
(r)  0.289%, 05/03/16...................................   19,055   19,055,000
Asian Development Bank
     7.500%, 06/15/15...................................   15,000   15,855,705
     0.500%, 08/17/15...................................    5,000    5,011,695
     2.500%, 03/15/16...................................   23,131   23,872,881
Australia & New Zealand Banking Group, Ltd.
     2.125%, 09/19/14...................................    6,868    6,883,865
     3.700%, 01/13/15...................................   74,544   75,635,697
#    0.900%, 02/12/16...................................   32,000   32,132,320
Australia & New Zealand Banking Group, Ltd. Floating
  Rate Note
(r)  0.484%, 01/29/15...................................   60,000   60,083,880
Bank Nederlandse Gemeenten
     1.000%, 11/17/14...................................  139,400  139,681,030
     3.125%, 01/12/15...................................   26,000   26,324,012
     1.375%, 03/23/15...................................   17,070   17,189,866
     2.750%, 07/01/15...................................   49,500   50,583,060
     2.500%, 01/11/16...................................   33,500   34,484,532
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15...................................   43,900   44,430,356
#    2.950%, 06/18/15...................................    9,975   10,195,936

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Bank of Nova Scotia/Houston Floating Rate Note
(r)  0.454%, 10/10/14................................... $ 14,000 $ 14,008,358
Belgium Government International Bond
     2.750%, 03/05/15...................................   10,000   10,143,700
Berkshire Hathaway, Inc.
#    3.200%, 02/11/15...................................    5,094    5,172,346
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.924%, 08/15/14...................................   12,700   12,699,835
British Columbia, Province of Canada
     2.850%, 06/15/15...................................   59,457   60,772,546
Commonwealth Bank of Australia
     3.750%, 10/15/14...................................   77,164   77,690,258
     3.500%, 03/19/15...................................   25,589   26,061,194
     1.250%, 09/18/15...................................   21,140   21,308,169
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     0.600%, 04/29/15...................................  100,500  100,538,190
     2.125%, 10/13/15...................................   63,168   64,363,202
     0.716%, 05/06/16...................................   68,100   67,855,112
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
  Floating Rate Note
(r)  0.711%, 03/18/16...................................   27,477   27,628,178
Council Of Europe Development Bank
     2.750%, 02/10/15...................................   76,626   77,609,265
     4.000%, 04/15/15...................................   25,000   25,644,850
     1.375%, 03/22/16...................................   43,496   44,101,464
DBS Bank, Ltd.
     2.375%, 09/14/15...................................   11,700   11,927,963
Development Bank of Japan, Inc.
     2.875%, 04/20/15...................................   24,500   24,942,960
     2.750%, 03/15/16...................................    8,600    8,891,764
EUROFIMA
     4.500%, 03/06/15...................................   85,230   87,330,238
European Bank for Reconstruction & Development
     1.625%, 09/03/15...................................   35,000   35,485,485
     2.500%, 03/15/16...................................   10,000   10,327,440
European Investment Bank
     1.000%, 07/15/15...................................   20,000   20,136,760
#    4.875%, 02/16/16...................................   57,000   60,862,263
     2.250%, 03/15/16...................................   52,000   53,472,224
     0.625%, 04/15/16...................................   56,000   56,100,352
#    2.125%, 07/15/16...................................   62,000   63,789,506
Export Development Canada
     2.250%, 05/28/15...................................   21,000   21,340,788
FMS Wertmanagement AoeR
     0.625%, 04/18/16...................................  140,040  140,222,612

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
General Electric Capital Corp.
#    4.875%, 03/04/15................................... $  9,000 $  9,239,184
#    3.500%, 06/29/15...................................   14,732   15,151,184
#    2.375%, 06/30/15...................................   26,425   26,909,555
     1.625%, 07/02/15...................................   31,740   32,114,913
#    2.250%, 11/09/15...................................   35,187   35,952,775
     1.000%, 01/08/16...................................   76,297   76,679,248
#    5.000%, 01/08/16...................................    5,000    5,305,295
     2.950%, 05/09/16...................................   10,000   10,379,600
     1.500%, 07/12/16...................................   10,000   10,136,880
General Electric Co.
     0.850%, 10/09/15...................................   38,450   38,618,603
International Bank for Reconstruction & Development
     0.375%, 11/16/15...................................   75,000   75,059,700
     2.125%, 03/15/16...................................   48,500   49,845,584
Japan Bank for International Cooperation
     2.500%, 01/21/16...................................   52,000   53,544,036
     2.500%, 01/21/16...................................   30,000   30,889,890
     2.250%, 07/13/16...................................    2,850    2,937,244
Japan Finance Organization for Municipalities
     4.625%, 04/21/15...................................   35,200   36,273,952
KFW
     4.375%, 07/21/15...................................   15,000   15,589,950
#    0.500%, 09/30/15...................................   30,000   30,077,490
#    2.625%, 02/16/16...................................   81,500   84,209,386
     2.000%, 06/01/16...................................   60,000   61,537,800
     0.500%, 07/15/16...................................   15,000   14,972,805
Kingdom of Denmark
     0.625%, 05/22/15...................................   16,000   16,048,000
Kommunalbanken A.S.
     2.875%, 10/27/14...................................   80,500   80,983,000
     1.000%, 02/09/15...................................   14,000   14,054,600
     0.375%, 04/10/15...................................   15,000   15,009,240
     2.750%, 05/05/15...................................    9,550    9,727,000
     2.375%, 01/19/16...................................   91,300   93,807,463
     0.500%, 03/29/16...................................   20,400   20,380,824
Kommunekredit
     0.750%, 09/02/14...................................   13,000   13,004,758
     1.000%, 05/05/15...................................   25,000   25,130,500
Kommuninvest I Sverige AB
     0.500%, 06/15/16...................................   38,190   38,101,399
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15...................................   70,734   72,637,947
     2.125%, 07/15/16...................................   12,300   12,664,215
Manitoba, Province of Canada
     2.625%, 07/15/15...................................   28,674   29,299,638
Merck & Co., Inc. Floating Rate Note
(r)  0.416%, 05/18/16...................................   10,400   10,427,487

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                         -------- ------------
Microsoft Corp.
#    1.625%, 09/25/15................................... $ 25,917 $ 26,311,223
National Australia Bank, Ltd.
     3.750%, 03/02/15...................................   26,150   26,651,139
     2.000%, 03/09/15...................................   91,410   92,332,693
     1.600%, 08/07/15...................................   25,062   25,386,603
     2.750%, 09/28/15...................................   10,000   10,258,650
#    0.900%, 01/20/16...................................   47,635   47,872,556
National Australia Bank, Ltd. Floating Rate Note
(r)  1.353%, 08/07/15...................................    5,900    5,963,956
Nederlandse Waterschapsbank NV
     1.250%, 10/20/14...................................   50,650   50,757,378
     3.000%, 03/17/15...................................   36,212   36,816,813
     0.750%, 03/29/16...................................   82,900   83,129,965
#    2.125%, 06/16/16...................................   39,149   40,233,349
Netherlands Government Bond
     0.250%, 09/12/15...................................   15,000   14,984,850
Network Rail Infrastructure Finance P.L.C.
     0.875%, 01/20/15...................................   25,000   25,075,425
Nordea Bank AB
     3.700%, 11/13/14...................................   18,000   18,164,844
#    2.250%, 03/20/15...................................   16,935   17,141,878
Nordea Bank Finland P.L.C.
     0.410%, 06/13/16...................................   50,000   49,981,050
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.734%, 10/15/14...................................   70,000   70,085,820
(r)  0.424%, 01/21/16...................................   72,500   72,491,880
Nordic Investment Bank
     2.500%, 07/15/15...................................    3,100    3,165,903
     2.250%, 03/15/16...................................   21,000   21,587,622
     0.500%, 04/14/16...................................   44,500   44,474,680
NRW Bank
     1.250%, 05/15/15...................................   69,000   69,496,524
NRW Bank Floating Rate Note
(r)  0.547%, 12/01/14...................................   24,000   24,025,200
Oesterreichische Kontrollbank AG
#    1.125%, 07/06/15...................................  136,155  137,197,675
     1.750%, 10/05/15...................................   14,489   14,725,156
     4.875%, 02/16/16...................................    9,407   10,030,148
Ontario, Province of Canada
     4.500%, 02/03/15...................................   78,900   80,570,708
#    2.950%, 02/05/15...................................   26,025   26,378,940
#    0.950%, 05/26/15...................................   43,000   43,236,844
#    2.700%, 06/16/15...................................   52,000   53,077,180
#    4.750%, 01/19/16...................................   20,000   21,248,340
#    2.300%, 05/10/16...................................   27,100   27,907,580
Quebec, Province of Canada
     4.600%, 05/26/15...................................   16,399   16,977,458
Royal Bank of Canada
#    1.150%, 03/13/15...................................   19,881   19,984,361

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
      0.550%, 05/01/15................................. $ 26,050 $   26,099,938
      0.800%, 10/30/15.................................   68,277     68,473,296
      2.625%, 12/15/15.................................    4,995      5,128,711
      0.850%, 03/08/16.................................   19,300     19,334,682
      0.580%, 06/21/16.................................   33,250     33,313,840
Royal Bank of Canada Floating Rate Note
#(r)  0.451%, 12/16/15.................................   36,000     36,048,996
(r)   0.601%, 03/08/16.................................   50,000     50,190,400
Societe de Financement de l'Economie Francaise
      2.875%, 09/22/14.................................  136,000    136,476,000
State of North Rhine-Westphalia
      1.625%, 09/17/14.................................   43,900     43,968,045
Svensk Exportkredit AB
      3.250%, 09/16/14.................................   45,368     45,516,172
      0.625%, 09/04/15.................................   80,500     80,750,114
      1.750%, 10/20/15.................................  120,058    122,086,620
      0.625%, 05/31/16.................................   10,000      9,998,440
Svenska Handelsbanken Floating Rate Note
(r)   0.412%, 10/06/14.................................   95,000     95,022,610
(r)   0.523%, 01/16/15.................................   83,500     83,619,238
Svenska Handelsbanken AB Floating Rate Note
(r)   0.680%, 03/21/16.................................   29,670     29,820,724
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.403%, 05/01/15.................................  105,360    105,484,641
(r)   0.423%, 11/06/15.................................   55,000     55,089,375
(r)   0.404%, 07/13/16.................................  100,000     99,959,500
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.614%, 01/15/16.................................   20,019     20,119,515
Total Capital International SA
#     0.750%, 01/25/16.................................    3,000      3,008,514
Total Capital SA
#     3.000%, 06/24/15.................................   10,000     10,240,900
Toyota Motor Credit Corp.
#     1.250%, 11/17/14.................................   34,095     34,199,160
      1.000%, 02/17/15.................................   84,340     84,687,481
#     0.875%, 07/17/15.................................   20,090     20,194,347
#     2.800%, 01/11/16.................................   11,100     11,460,728
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.397%, 11/21/14.................................   38,300     38,320,376
(r)   0.397%, 12/05/14.................................   16,200     16,210,708
(r)   0.383%, 04/08/15.................................   39,500     39,542,976
(r)   0.381%, 09/18/15.................................    9,650      9,659,833
US Bancorp
      2.875%, 11/20/14.................................   23,400     23,581,233
Wal-Mart Stores, Inc.
      1.500%, 10/25/15.................................   30,674     31,075,063
#     2.800%, 04/15/16.................................    4,000      4,151,832

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
Westpac Banking Corp.
      3.000%, 08/04/15................................. $ 71,992 $   73,842,194
      1.125%, 09/25/15.................................   14,913     15,012,559
      3.000%, 12/09/15.................................    4,516      4,663,601
      0.950%, 01/12/16.................................  141,072    141,764,522
                                                                 --------------
TOTAL BONDS............................................           6,130,089,290
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (12.0%)
U.S. Treasury Notes
      1.250%, 10/31/15.................................  100,000    101,296,900
      0.375%, 11/15/15.................................   45,000     45,086,130
      0.250%, 11/30/15.................................   60,000     60,009,360
      0.250%, 12/15/15.................................   49,500     49,500,000
      2.125%, 12/31/15.................................  195,000    200,088,330
      0.375%, 01/15/16.................................   60,000     60,079,680
      0.375%, 01/31/16.................................   75,000     75,093,750
      2.000%, 01/31/16.................................   50,000     51,271,500
      0.375%, 02/15/16.................................   73,800     73,860,516
      0.375%, 03/31/16.................................   20,000     20,000,000
      0.250%, 04/15/16.................................   25,000     24,936,525
      0.375%, 04/30/16.................................   75,000     74,953,125
      1.500%, 06/30/16.................................  175,000    178,260,775
      0.625%, 07/15/16.................................   20,000     20,036,720
      1.500%, 07/31/16.................................   30,000     30,562,500
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,065,035,811
                                                                 --------------
COMMERCIAL PAPER -- (9.3%)
Banque et Caisse d'Epargne de l'Etat
      0.110%, 08/01/14.................................   25,000     24,999,952
      0.170%, 08/06/14.................................   50,000     49,999,415
Caisse des Depots et Consignations
##    0.140%, 09/04/14.................................   50,000     49,993,825
##    0.170%, 10/14/14.................................   50,000     49,982,290
DBS Bank, Ltd.
##    0.210%, 08/19/14.................................   30,000     29,998,623
##    0.230%, 01/15/15.................................   75,000     74,911,102
Nordea Bank AB
##    0.175%, 08/01/14.................................   15,000     14,999,967
Oversea Chinese Banking
      0.240%, 09/30/14.................................  170,500    170,456,369
      0.240%, 10/01/14.................................   51,550     51,536,592
      0.240%, 10/08/14.................................   20,000     19,994,020
Standard Chartered Bank
##    0.180%, 08/18/14.................................   75,000     74,997,000
##    0.185%, 08/22/14.................................   50,000     49,997,560
Svenska Handelsbanken AB
##    0.150%, 08/04/14.................................   20,000     19,999,822
##    0.160%, 08/07/14.................................   30,000     29,999,532
United Overseas Bank, Ltd.
##    0.190%, 08/07/14.................................   75,000     74,998,980

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
##    0.200%, 08/19/14.............................. $    23,910 $   23,908,903
##    0.230%, 09/10/14..............................      15,000     14,998,035
TOTAL COMMERCIAL PAPER..............................                825,771,987
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional Liquid
        Reserves, 0.068%............................  77,655,149     77,655,149
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@  DFA Short Term Investment Fund................  14,573,484    168,615,215
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $8,872,583,482)^^.............................             $8,876,344,401
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $  609,176,949   --    $  609,176,949
Bonds........................          --  6,130,089,290   --     6,130,089,290
U.S. Treasury Obligations....          --  1,065,035,811   --     1,065,035,811
Commercial Paper.............          --    825,771,987   --       825,771,987
Temporary Cash Investments... $77,655,149             --   --        77,655,149
Securities Lending
  Collateral.................          --    168,615,215   --       168,615,215
                              ----------- --------------   --    --------------
TOTAL........................ $77,655,149 $8,798,689,252   --    $8,876,344,401
                              =========== ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
BONDS -- (82.0%)

AUSTRALIA -- (8.7%)
Australia & New Zealand Banking Group, Ltd.
    3.700%, 01/13/15..................................   $  20,200 $ 20,495,829
    0.900%, 02/12/16..................................      68,875   69,159,798
Commonwealth Bank of Australia
    3.500%, 03/19/15..................................      53,000   53,978,009
    3.875%, 12/14/15.................................. GBP  33,895   59,267,380
National Australia Bank, Ltd.
    3.500%, 01/23/15.................................. EUR 105,456  143,345,985
    3.750%, 03/02/15..................................      13,374   13,630,299
#   0.900%, 01/20/16..................................       6,500    6,532,415
Westpac Banking Corp.
    3.750%, 12/01/14.................................. CAD 113,551  104,895,776
    3.000%, 08/04/15..................................       3,741    3,837,144
    1.125%, 09/25/15..................................      24,407   24,569,941
    6.500%, 11/09/15.................................. AUD  10,000    9,694,251
#   3.000%, 12/09/15..................................      21,010   21,696,691
                                                                   ------------
TOTAL AUSTRALIA.......................................              531,103,518
                                                                   ------------
AUSTRIA -- (1.0%)
Austria Government International Bond
    1.750%, 06/17/16..................................      11,270   11,512,756
Oesterreichische Kontrollbank AG
    1.125%, 07/06/15..................................      30,056   30,286,169
    4.875%, 02/16/16..................................      16,000   17,059,888
                                                                   ------------
TOTAL AUSTRIA.........................................               58,858,813
                                                                   ------------
CANADA -- (7.9%)
Bank of Nova Scotia
    3.350%, 11/18/14.................................. CAD  17,500   16,141,377
    0.950%, 03/15/16..................................      10,700   10,745,143
    2.900%, 03/29/16..................................      13,505   13,990,100
    1.375%, 07/15/16..................................       5,000    5,059,610
British Columbia, Province of Canada
    2.100%, 05/18/16..................................      39,450   40,528,721
Export Development Canada
    3.625%, 09/07/15.................................. GBP  14,827   25,775,127
Manitoba, Province of Canada
    6.375%, 09/01/15.................................. NZD   6,000    5,188,461
Ontario, Province of Canada
#   1.875%, 09/15/15..................................     115,925  117,898,159
#   2.300%, 05/10/16..................................      37,730   38,854,354
    1.000%, 07/22/16..................................      10,000   10,056,710
Royal Bank of Canada
    2.050%, 01/13/15.................................. CAD  47,000   43,241,638
    3.360%, 01/11/16.................................. CAD 139,500  131,209,451

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
CANADA -- (Continued)
Toronto-Dominion Bank (The)
    2.500%, 07/14/16..................................   $  21,528 $ 22,258,660
                                                                   ------------
TOTAL CANADA..........................................              480,947,511
                                                                   ------------
DENMARK -- (0.8%)
Denmark Government International Bond
    0.375%, 04/25/16..................................      49,000   48,859,174
                                                                   ------------
FINLAND -- (1.3%)
Finland Government International Bond
    1.250%, 10/19/15..................................      44,500   44,977,485
    2.250%, 03/17/16..................................       5,000    5,139,900
Municipality Finance P.L.C.
    2.375%, 05/16/16..................................      26,500   27,321,129
Pohjola Bank P.L.C.
    3.125%, 01/12/16.................................. EUR   2,118    2,950,398
                                                                   ------------
TOTAL FINLAND.........................................               80,388,912
                                                                   ------------
FRANCE -- (2.2%)
Reseau Ferre de France
    2.375%, 12/23/15.................................. GBP  77,254  132,864,276
Total Capital SA
    2.300%, 03/15/16..................................       2,987    3,065,068
                                                                   ------------
TOTAL FRANCE..........................................              135,929,344
                                                                   ------------
GERMANY -- (7.9%)
FMS Wertmanagement AoeR
    0.625%, 04/18/16..................................     116,800  116,952,307
KFW
    5.500%, 12/07/15.................................. GBP  76,000  136,035,062
    1.750%, 01/22/16.................................. GBP  22,000   37,504,356
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.500%, 12/07/15.................................. GBP  12,500   21,239,018
    0.500%, 06/01/16..................................     132,700  132,308,535
NRW Bank
    1.250%, 05/15/15..................................      35,535   35,790,710
                                                                   ------------
TOTAL GERMANY.........................................              479,829,988
                                                                   ------------
IRELAND -- (1.4%)
GE Capital European Funding
    2.875%, 09/17/15.................................. EUR  56,195   77,286,843
GE Capital UK Funding
    4.625%, 01/18/16.................................. GBP   4,000    7,056,132
                                                                   ------------
TOTAL IRELAND.........................................               84,342,975
                                                                   ------------
JAPAN -- (3.0%)
Development Bank of Japan, Inc.
    2.750%, 03/15/16..................................       8,000    8,271,408

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
JAPAN -- (Continued)
Japan Bank for International Cooperation
    1.875%, 09/24/15..................................   $  52,600 $ 53,473,265
    2.500%, 01/21/16..................................      97,400  100,292,098
    5.250%, 03/23/16..................................      18,000   19,353,852
                                                                   ------------
TOTAL JAPAN...........................................              181,390,623
                                                                   ------------
NETHERLANDS -- (9.3%)
Bank Nederlandse Gemeenten
    2.750%, 07/01/15..................................      28,834   29,464,888
    2.375%, 12/23/15.................................. GBP  39,553   67,999,732
    2.500%, 01/11/16..................................      52,000   53,528,228
    5.250%, 02/26/16.................................. GBP   3,000    5,379,084
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.000%, 09/10/15.................................. GBP  30,773   53,505,905
    2.125%, 10/13/15..................................      80,000   81,513,680
    3.375%, 01/18/16.................................. EUR  13,500   18,849,253
    5.500%, 02/03/16.................................. AUD   8,824    8,463,251
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15..................................      76,105   77,456,625
    5.625%, 11/17/15.................................. GBP   7,340   13,108,878
    5.625%, 11/17/15.................................. GBP   4,906    8,761,874
    0.750%, 03/29/16..................................      68,900   69,091,128
Netherlands Government Bond
    0.250%, 09/12/15..................................      80,824   80,742,368
                                                                   ------------
TOTAL NETHERLANDS.....................................              567,864,894
                                                                   ------------
NEW ZEALAND -- (1.6%)
ANZ New Zealand Int'l, Ltd.
    3.125%, 08/10/15..................................      31,890   32,721,181
    1.125%, 03/24/16..................................      10,245   10,289,545
New Zealand Government Bond
    6.000%, 04/15/15.................................. NZD  65,910   56,919,430
                                                                   ------------
TOTAL NEW ZEALAND.....................................               99,930,156
                                                                   ------------
NORWAY -- (2.7%)
Kommunalbanken A.S.
    1.375%, 12/23/15.................................. GBP   5,000    8,480,666
    2.375%, 01/19/16..................................      62,500   64,216,500
    0.500%, 03/29/16..................................      94,000   93,911,640
                                                                   ------------
TOTAL NORWAY..........................................              166,608,806
                                                                   ------------
SINGAPORE -- (0.4%)
DBS Bank, Ltd.
    2.375%, 09/14/15..................................      26,200   26,710,481
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (15.7%)
African Development Bank
    2.500%, 03/15/16..................................      38,000   39,224,854

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Asian Development Bank
    0.750%, 09/01/15..................................   $  49,000 $ 49,221,676
    2.500%, 03/15/16..................................      68,693   70,896,190
#   0.500%, 06/20/16..................................       3,000    2,995,032
    5.500%, 06/27/16..................................      32,011   34,955,308
Council Of Europe Development Bank
    1.625%, 12/07/15.................................. GBP  28,000   47,660,017
European Investment Bank
    3.000%, 12/07/15.................................. GBP  57,000   98,847,719
    2.250%, 03/15/16..................................      30,000   30,849,360
    0.625%, 04/15/16..................................      45,000   45,080,640
Inter-American Development Bank
    0.625%, 12/15/15.................................. GBP  73,852  124,154,380
International Bank for Reconstruction & Development
    0.375%, 11/16/15..................................      68,000   68,054,128
    2.125%, 03/15/16..................................     100,000  102,774,400
#   0.500%, 05/16/16..................................       4,500    4,498,645
International Finance Corp.
    0.625%, 12/15/15.................................. GBP  54,845   92,208,661
Nordic Investment Bank
    0.500%, 04/14/16..................................     144,380  144,297,848
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........              955,718,858
                                                                   ------------
SWEDEN -- (8.7%)
Kommuninvest I Sverige AB
    0.625%, 09/18/15..................................     124,000  124,336,040
    0.500%, 06/15/16..................................      10,000    9,976,800
Nordea Bank AB
    2.750%, 08/11/15.................................. EUR  79,062  108,510,239
    3.875%, 12/15/15.................................. GBP   5,000    8,741,913
Svensk Exportkredit AB
    1.750%, 10/20/15..................................      38,490   39,140,366
    0.875%, 12/15/15.................................. GBP  60,000  101,105,093
    0.625%, 05/31/16..................................      34,500   34,494,618
Svenska Handelsbanken AB
    1.500%, 07/06/15.................................. EUR  55,300   74,885,198
    3.625%, 02/16/16.................................. EUR   8,533   11,997,672
    3.125%, 07/12/16..................................      18,415   19,216,936
                                                                   ------------
TOTAL SWEDEN..........................................              532,404,875
                                                                   ------------
UNITED KINGDOM -- (4.8%)
Network Rail Infrastructure Finance P.L.C.
    4.875%, 11/27/15.................................. GBP  64,949  115,277,041
United Kingdom Gilt
    2.000%, 01/22/16.................................. GBP 102,500  175,996,012
                                                                   ------------
TOTAL UNITED KINGDOM..................................              291,273,053
                                                                   ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
UNITED STATES -- (4.6%)
Apple, Inc.
      0.450%, 05/03/16.............................. $    10,000 $    9,984,190
General Electric Capital Corp.
      1.000%, 01/08/16..............................      51,817     52,076,603
#     5.000%, 01/08/16..............................      20,540     21,794,152
      2.950%, 05/09/16..............................       5,340      5,542,706
      1.500%, 07/12/16..............................       3,512      3,560,072
General Electric Co.
      0.850%, 10/09/15..............................       8,035      8,070,234
Toyota Motor Credit Corp.
      1.000%, 02/17/15..............................      39,654     39,817,375
#     0.875%, 07/17/15..............................     105,280    105,826,824
      0.800%, 05/17/16..............................       7,035      7,052,904
Wal-Mart Stores, Inc.
      1.500%, 10/25/15..............................       1,341      1,358,534
      0.600%, 04/11/16..............................      11,550     11,558,466
      2.800%, 04/15/16..............................      12,500     12,974,475
                                                                 --------------
TOTAL UNITED STATES.................................                279,616,535
                                                                 --------------
TOTAL BONDS.........................................              5,001,778,516
                                                                 --------------
AGENCY OBLIGATIONS -- (5.2%)
Federal Home Loan Bank
      5.375%, 05/18/16..............................      37,000     40,205,199
      2.125%, 06/10/16..............................      15,000     15,429,945
Federal Home Loan Mortgage Corporation
#     0.500%, 05/13/16..............................      70,000     69,931,190
#     2.500%, 05/27/16..............................      35,000     36,266,335
Federal National Mortgage Association
      4.375%, 10/15/15..............................      30,930     32,459,086
      5.000%, 03/15/16..............................      70,000     75,205,340
#     0.500%, 03/30/16..............................      45,000     45,007,020
                                                                 --------------
TOTAL AGENCY OBLIGATIONS............................                314,504,115
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (10.7%)
U.S. Treasury Notes
      0.375%, 03/15/16..............................     300,000    300,081,900
      0.375%, 04/30/16..............................     215,000    214,865,625
#     0.250%, 05/15/16..............................      75,000     74,742,150

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
      0.625%, 07/15/16.............................. $    60,000 $   60,110,160
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                649,799,835
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@  DFA Short Term Investment Fund................  11,220,857    129,825,320
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,084,105,713)^^............................             $6,095,907,786
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  531,103,518   --    $  531,103,518
   Austria.......................   --        58,858,813   --        58,858,813
   Canada........................   --       480,947,511   --       480,947,511
   Denmark.......................   --        48,859,174   --        48,859,174
   Finland.......................   --        80,388,912   --        80,388,912
   France........................   --       135,929,344   --       135,929,344
   Germany.......................   --       479,829,988   --       479,829,988
   Ireland.......................   --        84,342,975   --        84,342,975
   Japan.........................   --       181,390,623   --       181,390,623
   Netherlands...................   --       567,864,894   --       567,864,894
   New Zealand...................   --        99,930,156   --        99,930,156
   Norway........................   --       166,608,806   --       166,608,806
   Singapore.....................   --        26,710,481   --        26,710,481
   Supranational Organization
     Obligations.................   --       955,718,858   --       955,718,858
   Sweden........................   --       532,404,875   --       532,404,875
   United Kingdom................   --       291,273,053   --       291,273,053
   United States.................   --       279,616,535   --       279,616,535
Agency Obligations...............   --       314,504,115   --       314,504,115
U.S. Treasury Obligations........   --       649,799,835   --       649,799,835
Securities Lending Collateral....   --       129,825,320   --       129,825,320
Forward Currency Contracts**.....   --        33,876,843   --        33,876,843
                                    --    --------------   --    --------------
TOTAL............................   --    $6,129,784,629   --    $6,129,784,629
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                      ------------ -----------
  BONDS -- (97.3%)

  AUSTRALIA -- (5.5%)
  Australia & New Zealand Banking Group, Ltd.
     1.250%, 06/13/17................................   $   15,000 $14,985,795
  Commonwealth Bank of Australia
     1.900%, 09/18/17................................       10,000  10,124,840
  National Australia Bank, Ltd.
     6.750%, 09/16/14................................ AUD   12,146  11,336,262
     1.600%, 08/07/15................................        7,500   7,597,140
  Rio Tinto Finance USA, Ltd.
     2.500%, 05/20/16................................        2,525   2,598,826
  Westpac Banking Corp.
     2.000%, 08/14/17................................       10,425  10,610,002
                                                                   -----------
  TOTAL AUSTRALIA....................................               57,252,865
                                                                   -----------
  CANADA -- (8.8%)
  Bank of Nova Scotia
     2.550%, 01/12/17................................       10,000  10,335,640
  Brookfield Asset Management, Inc.
     5.800%, 04/25/17................................        4,150   4,579,753
  Export Development Canada
     0.875%, 12/07/16................................ GBP    5,000   8,353,705
  Ontario, Province of Canada
     1.100%, 10/25/17................................       15,000  14,871,060
  Royal Bank of Canada
     1.200%, 01/23/17................................       10,000  10,029,430
     1.500%, 01/16/18................................        7,673   7,634,712
  Teck Resources, Ltd.
     2.500%, 02/01/18................................        5,000   5,064,990
  Thomson Reuters Corp.
     6.500%, 07/15/18................................        4,700   5,455,328
  Toronto-Dominion Bank (The)
     1.400%, 04/30/18................................       19,615  19,333,917
  TransAlta Corp.
     4.750%, 01/15/15................................        4,000   4,072,992
  TransCanada PipeLines, Ltd.
     3.400%, 06/01/15................................        2,105   2,155,335
                                                                   -----------
  TOTAL CANADA.......................................               91,886,862
                                                                   -----------
  FINLAND -- (1.6%)
  Municipality Finance P.L.C.
     1.250%, 12/15/16................................ GBP   10,000  16,808,540
                                                                   -----------
  FRANCE -- (3.8%)
  BNP Paribas SA
     2.375%, 09/14/17................................        8,000   8,155,736
  Orange SA
     2.750%, 09/14/16................................        8,000   8,271,560
  Societe Generale SA
     2.750%, 10/12/17................................        8,000   8,242,072

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                      ------------ -----------
  FRANCE -- (Continued)
  Total Capital International SA
     1.550%, 06/28/17................................   $   15,000 $15,132,405
                                                                   -----------
  TOTAL FRANCE.......................................               39,801,773
                                                                   -----------
  GERMANY -- (3.6%)
  Deutsche Bank AG
     3.250%, 01/11/16................................        4,000   4,139,016
     6.000%, 09/01/17................................        4,000   4,519,260
  KFW
     1.875%, 04/01/19................................       15,000  15,044,460
  Landwirtschaftliche Rentenbank
     3.250%, 12/07/16................................ GBP    8,000  14,079,742
                                                                   -----------
  TOTAL GERMANY......................................               37,782,478
                                                                   -----------
  JAPAN -- (1.2%)
  Nomura Holdings, Inc.
     5.000%, 03/04/15................................        5,770   5,902,519
  Sumitomo Mitsui Banking Corp.
     1.350%, 07/18/15................................        4,000   4,029,200
     2.450%, 01/10/19................................        2,600   2,629,305
                                                                   -----------
  TOTAL JAPAN........................................               12,561,024
                                                                   -----------
  NETHERLANDS -- (0.8%)
  Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     3.250%, 11/01/17................................ GBP    5,000   8,755,521
                                                                   -----------
  NEW ZEALAND -- (2.7%)
  New Zealand Government Bond
     6.000%, 04/15/15................................ NZD   32,000  27,634,983
                                                                   -----------
  NORWAY -- (3.4%)
  Kommunalbanken A.S.
     1.125%, 12/15/16................................ GBP   15,000  25,157,856
  Statoil ASA
     3.125%, 08/17/17................................       10,000  10,520,050
                                                                   -----------
  TOTAL NORWAY.......................................               35,677,906
                                                                   -----------
  SINGAPORE -- (0.5%)
  Singapore Government Bond
     2.500%, 06/01/19................................ SGD    6,450   5,472,604
                                                                   -----------
  SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.1%)
  European Investment Bank
     6.500%, 09/10/14................................ NZD    3,000   2,554,430
     1.625%, 06/15/17................................       15,000  15,232,440
     1.375%, 01/15/18................................ GBP    5,000   8,320,801
  Nordic Investment Bank
     7.500%, 04/15/15................................ NZD    6,500   5,654,316
                                                                   -----------
  TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.......               31,761,987
                                                                   -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
SWEDEN -- (0.4%)
Kommuninvest I Sverige AB
   1.000%, 10/24/17....................................   $   4,000 $ 3,961,856
                                                                    -----------
SWITZERLAND -- (1.7%)
Credit Suisse New York
   3.500%, 03/23/15....................................       5,000   5,093,135
Noble Holding International, Ltd.
   2.500%, 03/15/17....................................       3,500   3,575,810
UBS AG
   3.875%, 01/15/15....................................       3,993   4,054,736
   5.875%, 12/20/17....................................       4,325   4,914,925
                                                                    -----------
TOTAL SWITZERLAND......................................              17,638,606
                                                                    -----------
UNITED KINGDOM -- (6.6%)
Barclays Bank P.L.C.
   5.000%, 09/22/16....................................       6,000   6,483,906
BP Capital Markets P.L.C.
   2.248%, 11/01/16....................................       4,000   4,113,268
   1.846%, 05/05/17....................................       4,640   4,718,444
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17....................................       3,750   3,783,090
Lloyds Bank P.L.C.
   4.200%, 03/28/17....................................       4,000   4,299,204
Rio Tinto Finance USA P.L.C.
   1.625%, 08/21/17....................................       3,628   3,656,705
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15....................................       4,000   4,075,756
United Kingdom Gilt
   1.750%, 01/22/17.................................... GBP  17,000  29,070,186
Vodafone Group P.L.C.
   5.625%, 02/27/17....................................       8,000   8,845,464
                                                                    -----------
TOTAL UNITED KINGDOM...................................              69,046,023
                                                                    -----------
UNITED STATES -- (53.6%)
AbbVie, Inc.
   1.200%, 11/06/15....................................       7,215   7,253,030
ACE INA Holdings, Inc.
   2.600%, 11/23/15....................................       4,215   4,318,651
Actavis, Inc.
   1.875%, 10/01/17....................................       4,000   4,012,340
Aflac, Inc.
   2.650%, 02/15/17....................................       4,000   4,137,516
Agilent Technologies, Inc.
   6.500%, 11/01/17....................................       3,580   4,099,809
Airgas, Inc.
   4.500%, 09/15/14....................................       7,350   7,382,965
Allstate Corp. (The)
   5.000%, 08/15/14....................................       3,300   3,304,363
American Express Co.
   6.150%, 08/28/17....................................       5,000   5,693,835

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
UNITED STATES -- (Continued)
   7.000%, 03/19/18....................................   $   2,000 $ 2,352,926
American International Group, Inc.
   5.850%, 01/16/18....................................       7,000   7,927,941
Ameriprise Financial, Inc.
   5.650%, 11/15/15....................................       1,220   1,294,309
Anadarko Petroleum Corp.
   5.950%, 09/15/16....................................       4,000   4,403,140
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17....................................       8,000   8,026,784
Apple, Inc.
   1.000%, 05/03/18....................................      25,000  24,446,500
Assurant, Inc.
   2.500%, 03/15/18....................................       5,000   5,034,135
AT&T, Inc.
   1.400%, 12/01/17....................................       9,000   8,962,551
Autodesk, Inc.
   1.950%, 12/15/17....................................       4,000   4,022,220
Bank of America Corp.
   4.500%, 04/01/15....................................       4,000   4,104,312
   6.000%, 09/01/17....................................       4,000   4,496,196
BB&T Corp.
   1.450%, 01/12/18....................................       9,000   8,927,307
Berkshire Hathaway Finance Corp.
   1.600%, 05/15/17....................................      10,000  10,136,710
Berkshire Hathaway, Inc.
   1.550%, 02/09/18....................................      10,000   9,982,460
BlackRock, Inc.
   6.250%, 09/15/17....................................       5,000   5,722,675
Bristol-Myers Squibb Co.
   1.750%, 03/01/19....................................       5,000   4,934,490
Buckeye Partners L.P.
   6.050%, 01/15/18....................................       1,880   2,109,926
Capital One Financial Corp.
   6.750%, 09/15/17....................................       4,000   4,616,248
Cardinal Health, Inc.
   1.700%, 03/15/18....................................       9,000   8,904,294
Caterpillar Financial Services Corp.
   2.450%, 09/06/18....................................       2,880   2,949,221
Chevron Corp.
   1.104%, 12/05/17....................................      10,000   9,909,600
Cigna Corp.
   5.375%, 03/15/17....................................       1,190   1,311,857
Cisco Systems, Inc.
   2.125%, 03/01/19....................................       5,000   5,013,745
Citigroup, Inc.
   4.450%, 01/10/17....................................       4,000   4,289,636
   6.000%, 08/15/17....................................       4,000   4,500,592
Coca-Cola Enterprises, Inc.
   2.125%, 09/15/15....................................       3,389   3,444,010

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
  UNITED STATES -- (Continued)
  Comcast Corp.
     4.950%, 06/15/16..................................... $ 4,000 $ 4,305,536
     6.500%, 01/15/17.....................................   3,500   3,959,242
  Comerica, Inc.
     3.000%, 09/16/15.....................................   1,000   1,025,627
     2.125%, 05/23/19.....................................     700     696,929
  Computer Sciences Corp.
     2.500%, 09/15/15.....................................   4,000   4,064,052
  DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
     2.400%, 03/15/17.....................................   4,000   4,106,464
  Dollar General Corp.
     1.875%, 04/15/18.....................................   5,000   4,947,575
  Eastman Chemical Co.
     2.400%, 06/01/17.....................................   4,000   4,101,452
  EI du Pont de Nemours & Co.
     6.000%, 07/15/18.....................................   2,475   2,865,325
  EMC Corp.
     1.875%, 06/01/18.....................................   8,780   8,768,138
  Enbridge Energy Partners L.P.
     5.875%, 12/15/16.....................................   2,000   2,213,716
  Energy Transfer Partners L.P.
     5.950%, 02/01/15.....................................   2,604   2,671,423
  EOG Resources, Inc.
     2.500%, 02/01/16.....................................   4,000   4,102,476
  Exelon Generation Co. LLC
     6.200%, 10/01/17.....................................   4,000   4,521,804
  Fifth Third Bancorp
     3.625%, 01/25/16.....................................   2,100   2,186,300
  FMC Technologies, Inc.
     2.000%, 10/01/17.....................................   5,000   5,053,745
  Ford Motor Credit Co. LLC
     5.000%, 05/15/18.....................................   5,000   5,507,250
  Freeport-McMoRan, Inc.
     2.150%, 03/01/17.....................................   4,000   4,071,572
  General Electric Capital Corp.
     3.750%, 11/14/14.....................................  10,000  10,093,870
     1.625%, 04/02/18.....................................  15,000  14,985,810
  Goldman Sachs Group, Inc. (The)
     6.250%, 09/01/17.....................................   4,000   4,532,356
     5.950%, 01/18/18.....................................   2,000   2,255,028
  Hartford Financial Services Group, Inc. (The)
     4.000%, 10/15/17.....................................   5,142   5,526,601
  Hewlett-Packard Co.
     2.600%, 09/15/17.....................................   4,000   4,123,508
  HSBC Finance Corp.
     5.250%, 04/15/15.....................................   2,187   2,259,748
  Illinois Tool Works, Inc.
     1.950%, 03/01/19.....................................   6,150   6,138,844
  Intuit, Inc.
     5.750%, 03/15/17.....................................   2,000   2,221,790

                                                          FACE
                                                         AMOUNT^
                                                          (000)    VALUE+
                                                         ------- ----------
     UNITED STATES -- (Continued)
     Jefferies Group LLC
        5.125%, 04/13/18................................ $ 1,875 $2,043,782
     JPMorgan Chase & Co.
        3.700%, 01/20/15................................   4,000  4,059,104
        3.150%, 07/05/16................................   4,000  4,163,916
     KeyBank NA
        1.650%, 02/01/18................................   1,820  1,813,159
     Kimberly-Clark Corp.
        1.900%, 05/22/19................................   2,300  2,283,083
     Kinder Morgan Energy Partners L.P.
        6.000%, 02/01/17................................   4,000  4,440,328
     Kohl's Corp.
        6.250%, 12/15/17................................   4,000  4,575,268
     Kroger Co. (The)
        2.200%, 01/15/17................................   2,795  2,867,664
     Laboratory Corp. of America Holdings
        2.200%, 08/23/17................................   4,500  4,559,368
     Lorillard Tobacco Co.
        2.300%, 08/21/17................................   4,000  4,061,508
     MasterCard, Inc.
        2.000%, 04/01/19................................  10,000  9,963,880
     Mattel, Inc.
        2.350%, 05/06/19................................   5,000  4,992,865
     McDonald's Corp.
        5.350%, 03/01/18................................   5,000  5,631,435
     McKesson Corp.
        1.400%, 03/15/18................................   8,907  8,751,760
     Morgan Stanley
        6.250%, 08/28/17................................   4,000  4,528,396
     MUFG Union Bank NA
        2.625%, 09/26/18................................   5,245  5,369,763
     Mylan, Inc.
        2.550%, 03/28/19................................   2,400  2,401,891
     Nisource Finance Corp.
        6.400%, 03/15/18................................   3,000  3,440,460
     Nucor Corp.
        5.750%, 12/01/17................................   7,160  8,100,251
     NYSE Euronext
        2.000%, 10/05/17................................   5,000  5,066,315
     Oracle Corp.
        1.200%, 10/15/17................................   1,500  1,491,642
     Philip Morris International, Inc.
        5.650%, 05/16/18................................   3,000  3,412,953
     Pioneer Natural Resources Co.
        6.650%, 03/15/17................................   4,000  4,521,760
     Praxair, Inc.
        1.250%, 11/07/18................................   4,000  3,895,520
     Principal Financial Group, Inc.
        1.850%, 11/15/17................................   6,707  6,718,892

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
 UNITED STATES -- (Continued)
 Prudential Financial, Inc.
    6.100%, 06/15/17.................................... $ 1,000 $    1,128,371
    6.000%, 12/01/17....................................   5,000      5,679,540
 Quest Diagnostics, Inc.
    3.200%, 04/01/16....................................   4,000      4,137,656
 Qwest Corp.
    6.500%, 06/01/17....................................   4,000      4,505,796
 Reinsurance Group of America, Inc.
    5.625%, 03/15/17....................................   1,000      1,097,957
 Republic Services, Inc.
    3.800%, 05/15/18....................................   2,427      2,585,910
 Safeway, Inc.
    3.400%, 12/01/16....................................   4,000      4,197,000
 Scripps Networks Interactive, Inc.
    2.700%, 12/15/16....................................   4,059      4,209,333
 Southern Power Co.
    4.875%, 07/15/15....................................   5,672      5,904,609
 Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18....................................   1,000      1,165,551
 SunTrust Banks, Inc.
    3.500%, 01/20/17....................................   4,000      4,219,320
 Symantec Corp.
    2.750%, 06/15/17....................................   4,000      4,093,332
 TD Ameritrade Holding Corp.
    4.150%, 12/01/14....................................   4,000      4,048,028
 Tech Data Corp.
    3.750%, 09/21/17....................................   4,500      4,695,336
 Textron, Inc.
    6.200%, 03/15/15....................................   4,000      4,120,200
 Toyota Motor Credit Corp.
    1.750%, 05/22/17....................................  10,000     10,125,960
 Unilever Capital Corp.
    2.200%, 03/06/19....................................   3,820      3,868,136
 US Bancorp
    2.200%, 04/25/19....................................   5,000      5,008,405
 Verizon Communications, Inc.
    1.100%, 11/01/17....................................   3,000      2,959,959
 Wachovia Corp.
    5.750%, 06/15/17....................................   4,000      4,496,008
    5.750%, 02/01/18....................................   3,000      3,400,437
 Weatherford International, LLC
    6.350%, 06/15/17....................................   4,000      4,513,840
 WellPoint, Inc.
    5.875%, 06/15/17....................................   3,990      4,477,155
    1.875%, 01/15/18....................................   4,000      4,017,016
 Western Union Co. (The)
    5.930%, 10/01/16....................................   6,000      6,556,722
 Wyndham Worldwide Corp.
    2.500%, 03/01/18....................................   7,405      7,488,795

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                         ------- --------------
 UNITED STATES -- (Continued)
 Xerox Corp.
    2.750%, 03/15/19.................................... $ 6,000 $    6,072,300
 Zimmer Holdings, Inc.
    1.400%, 11/30/14....................................   5,000      5,015,365
                                                                 --------------
 TOTAL UNITED STATES....................................            560,275,475
                                                                 --------------
 TOTAL BONDS............................................          1,016,318,503
                                                                 --------------
 AGENCY OBLIGATIONS -- (2.7%)
 Federal Home Loan Bank
    4.875%, 05/17/17....................................   2,000      2,215,344
    5.000%, 11/17/17....................................  10,000     11,203,730
 Federal National Mortgage Association
    1.875%, 02/19/19....................................  15,000     15,088,080
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS...............................             28,507,154
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $1,042,556,611)^^..         $1,044,825,657
                                                                 ==============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Bonds
   Australia...................   --    $   57,252,865    --    $   57,252,865
   Canada......................   --        91,886,862    --        91,886,862
   Finland.....................   --        16,808,540    --        16,808,540
   France......................   --        39,801,773    --        39,801,773
   Germany.....................   --        37,782,478    --        37,782,478
   Japan.......................   --        12,561,024    --        12,561,024
   Netherlands.................   --         8,755,521    --         8,755,521
   New Zealand.................   --        27,634,983    --        27,634,983
   Norway......................   --        35,677,906    --        35,677,906
   Singapore...................   --         5,472,604    --         5,472,604
   Supranational Organization
     Obligations...............   --        31,761,987    --        31,761,987
   Sweden......................   --         3,961,856    --         3,961,856
   Switzerland.................   --        17,638,606    --        17,638,606
   United Kingdom..............   --        69,046,023    --        69,046,023
   United States...............   --       560,275,475    --       560,275,475
Agency Obligations.............   --        28,507,154    --        28,507,154
Forward Currency Contracts**...   --        (7,882,872)   --        (7,882,872)
                                  --    --------------    --    --------------
TOTAL..........................   --    $1,036,942,785    --    $1,036,942,785
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT
                                                        (000)       VALUE+
                                                       -------- --------------
 AGENCY OBLIGATIONS -- (66.0%)
 Federal Farm Credit Bank
    0.500%, 06/23/15.................................. $ 17,100 $   17,148,136
    4.875%, 01/17/17..................................   12,000     13,176,468
 Federal Home Loan Bank
    1.750%, 09/11/15..................................   74,615     75,869,278
    0.500%, 11/20/15..................................    5,000      5,010,585
    1.375%, 12/11/15..................................   30,185     30,610,005
    1.625%, 12/11/15..................................   21,500     21,854,965
    3.125%, 03/11/16..................................   68,645     71,565,639
    5.375%, 05/18/16..................................   81,500     88,560,100
    2.125%, 06/10/16..................................   87,700     90,213,745
    5.125%, 10/19/16..................................    9,845     10,785,129
    4.750%, 12/16/16..................................   82,500     90,118,215
    4.875%, 05/17/17..................................    8,000      8,861,376
    1.000%, 06/09/17..................................    9,010      9,000,179
    1.000%, 06/21/17..................................  134,210    134,108,000
    0.750%, 09/08/17..................................   78,000     77,197,146
    2.250%, 09/08/17..................................   25,000     25,810,525
    5.000%, 11/17/17..................................  138,740    155,440,550
    0.750%, 12/08/17..................................   50,530     49,874,019
    1.375%, 03/09/18..................................  156,885    156,705,994
    1.250%, 06/08/18..................................   19,300     19,133,673
    4.750%, 06/08/18..................................   19,925     22,359,955
    2.000%, 09/14/18..................................   30,000     30,498,690
    1.625%, 06/14/19..................................   30,000     29,616,780
 Tennessee Valley Authority
    5.500%, 07/18/17..................................    3,362      3,793,261
    6.250%, 12/15/17..................................    6,500      7,550,393
    4.500%, 04/01/18..................................   15,180     16,805,915
    1.750%, 10/15/18..................................   31,635     31,657,366
                                                                --------------
 TOTAL AGENCY OBLIGATIONS.............................           1,293,326,087
                                                                --------------
 U.S. TREASURY OBLIGATIONS -- (33.4%)
 U.S. Treasury Notes
    0.250%, 09/15/15..................................   43,000     43,040,334
    2.125%, 12/31/15..................................    8,000      8,208,752
    0.375%, 01/15/16..................................   15,400     15,420,451
    2.000%, 01/31/16..................................   37,340     38,289,556
    2.000%, 04/30/16..................................   32,300     33,180,692
    1.750%, 05/31/16..................................    2,000      2,046,796
    3.000%, 02/28/17..................................    7,000      7,389,375
    3.125%, 04/30/17..................................    7,000      7,421,638
    4.250%, 11/15/17..................................  194,500    213,646,191
    2.250%, 11/30/17..................................   74,000     76,514,816
    2.625%, 01/31/18..................................   30,000     31,361,730
    2.875%, 03/31/18..................................   57,500     60,595,110
    2.625%, 04/30/18..................................   60,000     62,704,680
    1.375%, 09/30/18..................................   22,700     22,535,062
    1.250%, 11/30/18..................................   10,500     10,342,500

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
   1.500%, 01/31/19................................. $    23,000 $   22,840,081
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................                655,537,764
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   State Street Institutional U.S. Government Money
     Market Fund....................................  11,487,525     11,487,525
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,964,275,073)^^...........................             $1,960,351,376
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $1,293,326,087   --    $1,293,326,087
U.S. Treasury Obligations....          --    655,537,764   --       655,537,764
Temporary Cash Investments... $11,487,525             --   --        11,487,525
                              ----------- --------------   --    --------------
TOTAL........................ $11,487,525 $1,948,863,851   --    $1,960,351,376
                              =========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
BONDS -- (93.0%)

AUSTRALIA -- (7.8%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18...................................   $ 25,900 $ 25,540,663
#   2.250%, 06/13/19...................................    176,141  175,804,218
Commonwealth Bank of Australia
#   1.900%, 09/18/17...................................     67,720   68,565,417
#   2.500%, 09/20/18...................................    101,000  102,903,143
    2.250%, 03/13/19...................................     51,512   51,665,197
National Australia Bank, Ltd.
#   2.300%, 07/25/18...................................     47,000   47,669,562
Westpac Banking Corp.
#   2.000%, 08/14/17...................................     18,500   18,828,301
#   1.600%, 01/12/18...................................     50,650   50,612,215
#   2.250%, 07/30/18...................................     63,900   64,809,872
#   2.250%, 01/17/19...................................    128,099  128,847,867
                                                                   ------------
TOTAL AUSTRALIA........................................             735,246,455
                                                                   ------------
AUSTRIA -- (2.3%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18...................................    103,000  101,176,076
#   1.625%, 03/12/19...................................    112,903  111,999,324
                                                                   ------------
TOTAL AUSTRIA..........................................             213,175,400
                                                                   ------------
CANADA -- (10.3%)
Canada Government International Bond
    1.625%, 02/27/19...................................    116,700  116,446,294
Export Development Canada
    1.875%, 12/17/18................................... GBP 11,253   18,944,668
Ontario, Province of Canada
#   1.200%, 02/14/18...................................     45,025   44,494,921
    3.000%, 07/16/18...................................     20,000   20,996,580
#   2.000%, 09/27/18...................................     18,800   18,983,620
    2.000%, 01/30/19...................................    171,800  172,332,924
Royal Bank of Canada
#   1.500%, 01/16/18...................................     50,960   50,719,061
#   2.200%, 07/27/18...................................    145,150  147,472,110
#   2.150%, 03/15/19...................................     59,965   60,143,996
Toronto-Dominion Bank (The)
    1.400%, 04/30/18...................................     39,924   39,351,889
#   2.625%, 09/10/18...................................    157,484  161,263,773
    2.125%, 07/02/19...................................     74,500   73,926,424
Total Capital Canada, Ltd.
    1.450%, 01/15/18...................................     53,370   53,117,613
                                                                   ------------
TOTAL CANADA...........................................             978,193,873
                                                                   ------------
DENMARK -- (1.6%)
Kommunekredit
    1.125%, 03/15/18...................................    155,274  153,326,864
                                                                   ------------

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
FINLAND -- (2.3%)
Finland Government International Bond
    1.625%, 10/01/18...................................   $ 60,000 $ 60,131,640
Municipality Finance P.L.C.
    1.125%, 12/07/17................................... GBP 62,955  104,097,379
    1.125%, 04/17/18...................................     42,300   41,694,433
    1.750%, 05/21/19...................................     16,300   16,172,730
                                                                   ------------
TOTAL FINLAND..........................................             222,096,182
                                                                   ------------
FRANCE -- (2.7%)
Dexia Credit Local SA
    2.250%, 01/30/19...................................     58,500   59,006,142
Sanofi
    1.250%, 04/10/18...................................     10,000    9,843,020
Total Capital International SA
    1.550%, 06/28/17...................................     26,300   26,532,150
#   2.125%, 01/10/19...................................     91,000   91,666,302
    2.100%, 06/19/19...................................     17,500   17,436,895
Total Capital SA
#   2.125%, 08/10/18...................................     46,700   47,264,183
                                                                   ------------
TOTAL FRANCE...........................................             251,748,692
                                                                   ------------
GERMANY -- (5.4%)
FMS Wertmanagement AoeR
    1.625%, 11/20/18...................................     43,000   42,894,779
    1.875%, 12/07/18................................... GBP 28,700   48,123,735
KFW
    1.000%, 12/07/17................................... GBP 91,300  150,539,444
    1.000%, 06/11/18...................................     14,000   13,749,162
    2.000%, 12/06/18................................... GBP  5,000    8,436,601
#   1.875%, 04/01/19...................................     92,750   93,024,911
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 12/15/17................................... GBP  9,500   15,576,605
Landwirtschaftliche Rentenbank
    1.000%, 12/15/17................................... GBP 28,000   46,131,701
#   1.000%, 04/04/18...................................     33,000   32,501,337
    1.875%, 09/17/18...................................     15,000   15,160,905
NRW Bank
    0.875%, 12/15/17................................... GBP 27,000   44,196,049
                                                                   ------------
TOTAL GERMANY..........................................             510,335,229
                                                                   ------------
JAPAN -- (3.1%)
Development Bank of Japan, Inc.
    1.000%, 01/22/18...................................     15,100   14,871,446
Japan Bank for International Cooperation
    1.750%, 07/31/18...................................    201,350  201,879,148
    1.750%, 11/13/18...................................      9,000    8,977,230
    1.750%, 05/29/19...................................     24,500   24,318,455

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
JAPAN -- (Continued)
Japan Finance Organization for Municipalities
    1.375%, 02/05/18..................................   $  40,500 $ 40,103,505
                                                                   ------------
TOTAL JAPAN...........................................              290,149,784
                                                                   ------------
NETHERLANDS -- (8.6%)
Bank Nederlandse Gemeenten
    4.500%, 02/20/18.................................. GBP  13,238   24,253,903
    1.375%, 03/19/18..................................      95,200   94,782,643
    1.875%, 12/07/18.................................. GBP  69,950  117,041,941
    1.875%, 06/11/19..................................      16,600   16,532,538
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    1.700%, 03/19/18..................................      20,900   20,876,801
    2.250%, 01/14/19..................................     210,625  212,389,616
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19..................................     159,300  159,178,295
Shell International Finance BV
    1.900%, 08/10/18..................................     119,844  120,553,956
#   2.000%, 11/15/18..................................      53,970   54,475,213
                                                                   ------------
TOTAL NETHERLANDS.....................................              820,084,906
                                                                   ------------
NORWAY -- (4.8%)
Kommunalbanken A.S.
    1.000%, 09/26/17..................................      25,900   25,663,947
    1.000%, 03/15/18..................................      54,000   53,053,488
    1.125%, 05/23/18..................................      15,000   14,757,180
    2.125%, 03/15/19..................................      88,500   89,519,520
    1.750%, 05/28/19..................................      35,000   34,717,760
Statoil ASA
#   1.200%, 01/17/18..................................      43,850   43,439,126
    1.150%, 05/15/18..................................     183,925  180,227,372
    1.950%, 11/08/18..................................      13,800   13,829,877
                                                                   ------------
TOTAL NORWAY..........................................              455,208,270
                                                                   ------------
SINGAPORE -- (2.2%)
Singapore Government Bond
    0.500%, 04/01/18.................................. SGD  41,485   32,811,991
    4.000%, 09/01/18.................................. SGD 114,000  102,513,369
    2.500%, 06/01/19.................................. SGD  90,900   77,125,535
                                                                   ------------
TOTAL SINGAPORE.......................................              212,450,895
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.8%)
African Development Bank
#   1.625%, 10/02/18..................................      34,920   34,957,713
Asian Development Bank
    1.750%, 03/21/19..................................      15,000   15,003,360
    1.875%, 04/12/19..................................     123,500  123,955,715
Council Of Europe Development Bank
#   1.000%, 03/07/18..................................      56,200   55,446,695

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
#   1.125%, 05/31/18..................................   $  60,000 $ 59,246,580
    1.875%, 12/22/18.................................. GBP  27,000   45,307,389
European Bank for Reconstruction & Development
    1.875%, 12/17/18.................................. GBP   6,000   10,089,986
European Investment Bank
    4.750%, 10/15/18.................................. GBP  28,722   53,773,788
    1.625%, 12/18/18..................................      25,000   24,947,750
    1.500%, 02/01/19.................................. GBP  52,800   87,021,516
    5.375%, 03/07/19.................................. GBP   5,000    9,635,243
#   1.875%, 03/15/19..................................      86,400   86,618,333
International Bank for Reconstruction & Development
    1.875%, 03/15/19..................................      91,000   91,821,548
Nordic Investment Bank
#   1.875%, 06/14/19..................................      41,600   41,738,861
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........              739,564,477
                                                                   ------------
SWEDEN -- (4.4%)
Kommuninvest I Sverige AB
    1.000%, 10/24/17..................................      29,300   29,020,595
Nordea Bank AB
    2.375%, 04/04/19..................................       8,150    8,186,993
Svensk Exportkredit AB
    1.125%, 04/05/18..................................      40,000   39,445,960
    1.875%, 12/21/18.................................. GBP  40,150   67,148,040
#   1.875%, 06/17/19..................................      76,100   75,821,246
Svenska Handelsbanken AB
    4.000%, 01/18/19.................................. GBP   4,275    7,667,432
#   2.500%, 01/25/19..................................     152,686  155,531,609
    2.250%, 06/17/19..................................      38,250   38,211,750
                                                                   ------------
TOTAL SWEDEN..........................................              421,033,625
                                                                   ------------
UNITED KINGDOM -- (4.0%)
Lloyds Bank P.L.C.
    1.500%, 05/02/17.................................. GBP  25,500   42,976,294
Network Rail Infrastructure Finance P.L.C.
    1.000%, 12/07/17.................................. GBP  23,000   38,023,981
    0.875%, 05/15/18..................................      10,000    9,771,180
Transport for London
    1.250%, 11/21/17.................................. GBP  10,000   16,597,401
United Kingdom Gilt
    1.250%, 07/22/18.................................. GBP 146,000  241,489,411
    4.500%, 03/07/19.................................. GBP  10,000   18,838,214
    1.750%, 07/22/19.................................. GBP   5,000    8,335,472
                                                                   ------------
TOTAL UNITED KINGDOM..................................              376,031,953
                                                                   ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                          -------- ------------
UNITED STATES -- (25.7%)
3M Co.
#   1.625%, 06/15/19..................................... $  5,000 $  4,913,145
Apple, Inc.
#   1.000%, 05/03/18.....................................   85,700   83,802,602
#   2.100%, 05/06/19.....................................  189,300  188,943,737
Berkshire Hathaway Finance Corp.
#   1.300%, 05/15/18.....................................   48,700   47,987,081
    5.400%, 05/15/18                                         5,000    5,663,895
#   2.000%, 08/15/18.....................................   51,375   51,929,233
Berkshire Hathaway, Inc.
#   1.550%, 02/09/18.....................................   45,446   45,366,288
Chevron Corp.
    1.104%, 12/05/17.....................................   88,616   87,868,081
    1.718%, 06/24/18.....................................  132,577  133,315,321
Coca-Cola Co.(The)
#   1.650%, 11/01/18.....................................   31,819   31,700,188
Colgate-Palmolive Co.
#   0.900%, 05/01/18.....................................   34,300   33,448,262
Exxon Mobil Corp.
    1.819%, 03/15/19.....................................  165,700  165,896,852
General Electric Capital Corp.
    5.625%, 09/15/17.....................................   15,500   17,456,906
    1.600%, 11/20/17.....................................   15,500   15,560,063
#   1.625%, 04/02/18.....................................   21,147   21,126,995
    5.625%, 05/01/18.....................................   17,500   19,833,608
    2.300%, 01/14/19.....................................  152,935  155,125,641
General Electric Co.
    5.250%, 12/06/17.....................................   23,418   26,212,891
International Business Machines Corp.
    1.250%, 02/08/18.....................................   68,800   68,210,659
#   1.950%, 02/12/19.....................................  158,048  158,173,332
Johnson & Johnson
    5.150%, 07/15/18.....................................   10,515   11,924,841
#   1.650%, 12/05/18.....................................  179,200  179,486,003
Microsoft Corp.
#   1.000%, 05/01/18.....................................   12,000   11,790,516
#   1.625%, 12/06/18.....................................  168,185  167,717,782
Pfizer, Inc.
#   1.500%, 06/15/18.....................................  133,504  132,749,435
#   2.100%, 05/15/19.....................................  128,000  128,163,200
Procter & Gamble Co. (The)
    1.600%, 11/15/18.....................................    5,800    5,773,372
Toyota Motor Credit Corp.
#   1.250%, 10/05/17.....................................   29,567   29,394,713
#   1.375%, 01/10/18.....................................   47,200   47,091,865
    2.000%, 10/24/18.....................................  154,239  154,818,939
#   2.100%, 01/17/19.....................................   32,000   32,038,368
    2.125%, 07/18/19.....................................    8,000    7,971,376
Wal-Mart Stores, Inc.
    5.800%, 02/15/18.....................................    7,000    7,996,324

                                                         FACE
                                                        AMOUNT^
                                                         (000)       VALUE+
                                                        -------- --------------
UNITED STATES -- (Continued)
#   1.125%, 04/11/18................................... $141,967 $  139,505,718
#   1.950%, 12/15/18...................................   22,475     22,585,892
                                                                 --------------
TOTAL UNITED STATES....................................           2,441,543,124
                                                                 --------------
TOTAL BONDS............................................           8,820,189,729
                                                                 --------------
AGENCY OBLIGATIONS -- (3.1%)
Federal Home Loan Bank
    1.750%, 12/14/18...................................   81,000     81,124,740
Federal Home Loan Mortgage Corporation
    3.750%, 03/27/19...................................   15,000     16,344,390
Federal National Mortgage Association
#   1.875%, 09/18/18...................................   89,000     89,799,220
#   1.625%, 11/27/18...................................   41,000     40,874,704
#   1.875%, 02/19/19...................................   40,000     40,234,880
#   1.750%, 06/20/19...................................   23,000     22,904,090
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................             291,282,024
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@ DFA Short Term Investment Fund.................. 32,243,998    373,063,058
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $9,439,398,337)^^...........................            $9,484,534,811
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Bonds
    Australia....................   --    $  735,246,455   --    $  735,246,455
    Austria......................   --       213,175,400   --       213,175,400
    Canada.......................   --       978,193,873   --       978,193,873
    Denmark......................   --       153,326,864   --       153,326,864
    Finland......................   --       222,096,182   --       222,096,182
    France.......................   --       251,748,692   --       251,748,692
    Germany......................   --       510,335,229   --       510,335,229
    Japan........................   --       290,149,784   --       290,149,784
    Netherlands..................   --       820,084,906   --       820,084,906
    Norway.......................   --       455,208,270   --       455,208,270
    Singapore....................   --       212,450,895   --       212,450,895
    Supranational Organization
      Obligations................   --       739,564,477   --       739,564,477
    Sweden.......................   --       421,033,625   --       421,033,625
    United Kingdom...............   --       376,031,953   --       376,031,953
    United States................   --     2,441,543,124   --     2,441,543,124
 Agency Obligations..............   --       291,282,024   --       291,282,024
 Securities Lending Collateral...   --       373,063,058   --       373,063,058
 Forward Currency Contracts**....   --        14,666,070   --        14,666,070
                                    --    --------------   --    --------------
 TOTAL...........................   --    $9,499,200,881   --    $9,499,200,881
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                      ------------- -----------
 BONDS -- (98.3%)

 AUSTRIA -- (3.5%)
 Austria Government Bond
    3.400%, 11/22/22................................. EUR     6,545 $10,366,842
    1.750%, 10/20/23................................. EUR       600     838,617
                                                                    -----------
 TOTAL AUSTRIA.......................................                11,205,459
                                                                    -----------
 BELGIUM -- (3.9%)
 Belgium Government Bond
    2.250%, 06/22/23................................. EUR     8,500  12,233,295
                                                                    -----------
 CANADA -- (9.8%)
 Alberta, Province of Canada
    2.550%, 12/15/22................................. CAD     8,350   7,628,455
 British Columbia, Province of Canada
    2.700%, 12/18/22................................. CAD     6,100   5,626,591
 Canadian Government Bond
    1.500%, 06/01/23................................. CAD     2,000   1,749,805
 Manitoba, Province of Canada
    2.550%, 06/02/23................................. CAD     4,250   3,822,369
 Ontario, Province of Canada
    1.875%, 05/21/24................................. EUR       700     961,012
    6.500%, 03/08/29................................. CAD     9,000  11,215,848
                                                                    -----------
 TOTAL CANADA........................................                31,004,080
                                                                    -----------
 DENMARK -- (3.8%)
 Denmark Government Bond
    3.000%, 11/15/21................................. DKK     8,700   1,799,582
    1.500%, 11/15/23................................. DKK    26,800   4,930,484
    7.000%, 11/10/24................................. DKK    12,900   3,604,596
    1.750%, 11/15/25................................. DKK     9,800   1,797,200
                                                                    -----------
 TOTAL DENMARK.......................................                12,131,862
                                                                    -----------
 FINLAND -- (3.3%)
 Finland Government Bond
    1.500%, 04/15/23................................. EUR     7,500  10,321,566
                                                                    -----------
 FRANCE -- (20.2%)
 Caisse d'Amortissement de la Dette Sociale
    2.500%, 10/25/22................................. EUR     1,400   2,062,580
 France Government Bond OAT
    1.750%, 05/25/23................................. EUR     9,000  12,545,850
    2.250%, 05/25/24................................. EUR     6,650   9,552,054
    6.000%, 10/25/25................................. EUR     7,350  14,238,606
    3.500%, 04/25/26................................. EUR    12,600  20,017,519
 Reseau Ferre de France
    5.500%, 12/01/21................................. GBP     3,000   5,940,113
                                                                    -----------
 TOTAL FRANCE........................................                64,356,722
                                                                    -----------

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                      ------------- -----------
 GERMANY -- (0.6%)
 KFW
    5.550%, 06/07/21................................. GBP       900 $ 1,809,278
                                                                    -----------
 JAPAN -- (9.5%)
 Japan Government Ten Year Bond
    1.400%, 03/20/20................................. JPY 1,448,000  15,032,890
    1.200%, 06/20/21................................. JPY 1,197,000  12,370,195
 Japan Government Twenty Year Bond
    0.800%, 06/20/23................................. JPY   270,000   2,703,583
                                                                    -----------
 TOTAL JAPAN.........................................                30,106,668
                                                                    -----------
 LUXEMBOURG -- (1.7%)
 Grand Duchy of Luxembourg
    2.125%, 07/10/23................................. EUR     3,800   5,463,751
                                                                    -----------
 NETHERLANDS -- (8.3%)
 Bank Nederlandse Gemeenten
    5.375%, 06/07/21................................. GBP       600   1,179,837
    2.250%, 08/30/22................................. EUR     2,300   3,333,404
    2.250%, 07/17/23................................. EUR     4,000   5,766,743
 Nederlandse Waterschapsbank NV
    3.000%, 11/16/23................................. EUR     2,700   4,131,069
 Netherlands Government Bond
    2.250%, 07/15/22................................. EUR     6,420   9,398,534
    2.000%, 07/15/24................................. EUR     1,900   2,693,906
                                                                    -----------
 TOTAL NETHERLANDS...................................                26,503,493
                                                                    -----------
 NEW ZEALAND -- (3.6%)
 New Zealand Government Bond
    3.000%, 04/15/20................................. NZD     9,100   7,289,969
    6.000%, 05/15/21................................. NZD     4,500   4,230,103
                                                                    -----------
 TOTAL NEW ZEALAND...................................                11,520,072
                                                                    -----------
 NORWAY -- (1.1%)
 Norway Government Bond
    3.750%, 05/25/21................................. NOK    20,400   3,608,983
                                                                    -----------
 SINGAPORE -- (3.9%)
 Singapore Government Bond
    3.250%, 09/01/20................................. SGD     3,100   2,704,870
    3.125%, 09/01/22................................. SGD     2,870   2,460,727
    2.750%, 07/01/23................................. SGD     8,600   7,141,833
                                                                    -----------
 TOTAL SINGAPORE.....................................                12,307,430
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.7%)
 European Financial Stability
    1.750%, 06/27/24................................. EUR       700     968,419
 European Financial Stability Facility
    2.250%, 09/05/22................................. EUR     1,700   2,473,880

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ----------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
   5.375%, 06/07/21................................... GBP     880 $  1,750,352
   2.250%, 10/14/22................................... EUR   2,500    3,650,251
   2.500%, 10/31/22................................... GBP   1,580    2,622,032
   2.750%, 09/15/25................................... EUR     500      755,338
   1.900%, 01/26/26................................... JPY 256,000    2,838,774
European Union
   3.000%, 09/04/26................................... EUR   6,925   10,656,665
International Bank for Reconstruction & Development
   5.000%, 03/07/22................................... AUD   1,400    1,395,626
Nordic Investment Bank
   5.000%, 04/19/22................................... AUD     600      594,793
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........               27,706,130
                                                                   ------------
SWEDEN -- (1.4%)
Sweden Government Bond
   1.500%, 11/13/23................................... SEK  30,000    4,319,040
                                                                   ------------
UNITED KINGDOM -- (15.0%)
Network Rail Infrastructure Finance P.L.C.
   4.625%, 07/21/20................................... GBP     650    1,234,718
   4.750%, 01/22/24................................... GBP     200      389,801
United Kingdom Gilt
   4.000%, 03/07/22................................... GBP   7,360   13,827,647
   1.750%, 09/07/22................................... GBP  11,270   17,992,629
   2.250%, 09/07/23................................... GBP   8,750   14,331,362
                                                                   ------------
TOTAL UNITED KINGDOM..................................               47,776,157
                                                                   ------------
TOTAL BONDS...........................................              312,373,986
                                                                   ------------
AGENCY OBLIGATIONS -- (1.3%)
Federal Home Loan Bank
   5.750%, 06/12/26...................................         100      123,804
Tennessee Valley Authority
   5.350%, 06/07/21................................... GBP     400      775,139
   6.750%, 11/01/25...................................       2,430    3,246,074
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..............................                4,145,017
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (0.4%)
U.S. Treasury Bonds
   5.250%, 02/15/29...................................       1,054    1,346,649
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $314,050,397)^^..............................             $317,865,652
                                                                   ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
 Bonds
    Austria..........................   --    $ 11,205,459   --    $ 11,205,459
    Belgium..........................   --      12,233,295   --      12,233,295
    Canada...........................   --      31,004,080   --      31,004,080
    Denmark..........................   --      12,131,862   --      12,131,862
    Finland..........................   --      10,321,566   --      10,321,566
    France...........................   --      64,356,722   --      64,356,722
    Germany..........................   --       1,809,278   --       1,809,278
    Japan............................   --      30,106,668   --      30,106,668
    Luxembourg.......................   --       5,463,751   --       5,463,751
    Netherlands......................   --      26,503,493   --      26,503,493
    New Zealand......................   --      11,520,072   --      11,520,072
    Norway...........................   --       3,608,983   --       3,608,983
    Singapore........................   --      12,307,430   --      12,307,430
    Supranational Organization
      Obligations....................   --      27,706,130   --      27,706,130
    Sweden...........................   --       4,319,040   --       4,319,040
    United Kingdom...................   --      47,776,157   --      47,776,157
 Agency Obligations..................   --       4,145,017   --       4,145,017
 U.S. Treasury Obligations...........   --       1,346,649   --       1,346,649
 Forward Currency Contracts**........   --       3,614,917   --       3,614,917
                                        --    ------------   --    ------------
 TOTAL...............................   --    $321,480,569   --    $321,480,569
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
AGENCY OBLIGATIONS -- (56.7%)
Federal Farm Credit Bank
   8.160%, 09/30/14.................................... $  3,615 $    3,662,107
   5.125%, 08/25/16....................................    8,000      8,739,008
   4.875%, 01/17/17....................................    9,435     10,359,998
   2.875%, 02/10/17....................................   32,000     33,550,752
   5.050%, 03/08/17....................................   10,000     11,049,060
   5.625%, 08/18/17....................................    4,000      4,550,504
   5.100%, 09/03/19....................................    9,000     10,436,652
   5.320%, 09/03/19....................................   21,300     24,646,166
   5.150%, 11/15/19....................................   11,200     13,111,627
   4.670%, 05/07/20....................................    5,600      6,412,476
   5.350%, 08/07/20....................................    6,700      7,953,215
   3.650%, 12/21/20....................................   44,000     48,278,164
   5.250%, 03/02/21....................................    6,100      7,129,576
   5.220%, 02/22/22....................................    5,000      5,966,390
   5.210%, 12/19/22....................................   21,200     25,368,005
   5.250%, 03/06/23....................................    6,000      7,253,862
   5.220%, 05/15/23....................................   48,100     57,075,989
Federal Home Loan Bank
   5.375%, 05/18/16....................................   44,000     47,811,588
   2.125%, 06/10/16....................................   11,500     11,829,624
   5.375%, 09/09/16....................................    6,000      6,589,848
   5.125%, 10/19/16....................................   14,700     16,103,747
   4.750%, 12/16/16....................................   48,000     52,432,416
   3.625%, 03/10/17....................................   20,000     21,361,940
   4.875%, 05/17/17....................................   87,500     96,921,300
   5.000%, 11/17/17....................................  117,600    131,755,865
   3.125%, 12/08/17....................................   30,000     31,916,370
   1.250%, 06/08/18....................................   17,200     17,051,770
   4.750%, 06/08/18....................................    5,835      6,548,072
   2.000%, 09/14/18....................................   41,800     42,494,841
   1.750%, 12/14/18....................................   45,000     45,069,300
   1.500%, 03/08/19....................................   36,000     35,571,708
   1.875%, 03/08/19....................................   53,000     53,453,521
   5.375%, 05/15/19....................................   49,575     57,751,157
   1.625%, 06/14/19....................................   53,830     53,142,376
   5.125%, 08/15/19....................................    5,295      6,094,688
   4.500%, 09/13/19....................................   32,000     35,889,280
   4.125%, 12/13/19....................................   26,000     28,821,286
   1.875%, 03/13/20....................................  103,000    101,773,682
   4.125%, 03/13/20....................................  117,825    130,631,988
   3.000%, 03/18/20....................................   18,080     18,964,076
   3.375%, 06/12/20....................................   28,500     30,350,362
   4.625%, 09/11/20....................................   25,650     29,266,265
   3.125%, 12/11/20....................................    6,000      6,327,978
   5.250%, 12/11/20....................................    7,550      8,871,854
   1.750%, 03/12/21....................................   17,000     16,425,451
   5.000%, 03/12/21....................................    5,200      6,063,153
   2.250%, 06/11/21....................................   40,000     39,670,600
   3.625%, 06/11/21....................................    2,180      2,349,868
   5.625%, 06/11/21....................................   36,980     44,411,649

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
   2.625%, 12/10/21.................................... $ 37,345 $   38,009,816
   5.000%, 12/10/21....................................   45,500     53,066,650
   2.250%, 03/11/22....................................   10,000      9,846,990
   2.500%, 03/11/22....................................   11,000     10,975,305
   5.250%, 06/10/22....................................    8,250      9,827,648
   5.750%, 06/10/22....................................   19,500     23,897,503
   2.000%, 09/09/22....................................   16,225     15,247,817
   5.375%, 09/30/22....................................   26,600     31,955,538
   4.750%, 03/10/23....................................   49,200     57,039,479
   3.250%, 06/09/23....................................    5,000      5,179,255
   5.375%, 08/15/24....................................    9,000     10,885,221
   4.375%, 03/13/26....................................   20,100     22,261,494
   5.750%, 06/12/26....................................    6,000      7,428,216
Tennessee Valley Authority
   5.500%, 07/18/17....................................   13,500     15,231,712
   6.250%, 12/15/17....................................   46,000     53,433,554
   4.500%, 04/01/18....................................   44,700     49,487,772
   3.875%, 02/15/21....................................   97,712    106,637,112
   1.875%, 08/15/22....................................   60,010     56,694,508
   6.750%, 11/01/25....................................   32,200     43,013,823
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,139,380,587
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (42.7%)
U.S. Treasury Bonds
   7.500%, 11/15/16....................................   36,800     42,504,000
   9.000%, 11/15/18....................................   86,500    113,531,250
   8.875%, 02/15/19....................................   16,000     21,113,744
   8.125%, 08/15/19....................................  156,500    204,782,754
   8.750%, 08/15/20....................................   85,200    118,048,605
   8.125%, 05/15/21....................................   96,100    132,588,017
   8.125%, 08/15/21....................................  100,500    139,663,644
   7.250%, 08/15/22....................................   41,000     55,891,323
   6.250%, 08/15/23....................................   36,000     47,160,000
   7.500%, 11/15/24....................................   73,300    106,250,622
   6.875%, 08/15/25....................................    8,000     11,272,496
   6.000%, 02/15/26....................................   37,000     49,215,772
   6.750%, 08/15/26....................................   47,500     67,257,055
   6.625%, 02/15/27....................................   29,000     40,930,774
   5.250%, 11/15/28....................................   32,000     40,855,008
   5.250%, 02/15/29....................................    9,000     11,498,904
U.S. Treasury Notes
   3.250%, 05/31/16....................................   10,000     10,510,160
   4.875%, 08/15/16....................................   18,200     19,789,661
   3.000%, 09/30/16....................................   26,500     27,866,393
   3.125%, 04/30/17....................................   30,000     31,807,020
   2.375%, 05/31/18....................................   25,800     26,703,000
   2.250%, 07/31/18....................................  128,800    132,573,454
   1.375%, 09/30/18....................................   92,600     91,927,168
   3.625%, 02/15/20....................................   45,000     49,148,460
   3.125%, 05/15/21....................................   16,000     16,962,496
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,609,851,780
                                                                 --------------

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                       SHARES       VALUE+
                                                     ---------- --------------
  TEMPORARY CASH INVESTMENTS -- (0.6%)
     State Street Institutional U.S. Government
       Money Market Fund............................ 24,402,055 $   24,402,055
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
     (Cost $3,684,654,013)^^........................            $3,773,634,422
                                                                ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Agency Obligations..........          -- $2,139,380,587   --    $2,139,380,587
 U.S. Treasury Obligations...          --  1,609,851,780   --     1,609,851,780
 Temporary Cash Investments.. $24,402,055             --   --        24,402,055
                              ----------- --------------   --    --------------
 TOTAL....................... $24,402,055 $3,749,232,367   --    $3,773,634,422
                              =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
AGENCY OBLIGATIONS -- (3.0%)
Federal Farm Credit Bank
    4.875%, 12/16/15................................... $ 1,797 $  1,910,680
Federal Home Loan Bank
#   4.875%, 05/17/17...................................  15,320   16,969,535
    1.875%, 03/08/19...................................   8,000    8,068,456
Federal Home Loan Mortgage Corporation
    5.000%, 04/18/17...................................  12,998   14,398,210
#   1.250%, 05/12/17...................................   4,642    4,671,574
#   1.000%, 07/28/17...................................   5,571    5,559,752
    1.000%, 09/29/17...................................     854      848,829
    1.750%, 05/30/19...................................   5,000    4,988,560
Federal National Mortgage Association
#   4.875%, 12/15/16...................................  13,927   15,265,984
    1.250%, 01/30/17...................................   4,642    4,683,787
    5.000%, 02/13/17...................................   4,642    5,122,071
    1.875%, 09/18/18...................................   9,285    9,368,379
#   1.875%, 02/19/19...................................  10,000   10,058,720
Tennessee Valley Authority
    1.750%, 10/15/18...................................   9,285    9,291,564
                                                                ------------
TOTAL AGENCY OBLIGATIONS...............................          111,206,101
                                                                ------------
BONDS -- (91.4%)
3M Co.
    1.375%, 09/29/16...................................   4,285    4,347,878
    1.000%, 06/26/17...................................   6,499    6,482,610
ABB Finance USA, Inc.
    1.625%, 05/08/17...................................   2,453    2,473,828
AbbVie, Inc.
    1.200%, 11/06/15...................................   4,642    4,666,468
ACE INA Holdings, Inc.
    5.600%, 05/15/15...................................   3,312    3,442,764
    2.600%, 11/23/15...................................  15,784   16,172,144
Actavis, Inc.
    1.875%, 10/01/17...................................  16,563   16,614,097
Adobe Systems, Inc.
    3.250%, 02/01/15...................................   9,285    9,414,201
Aflac, Inc.
    3.450%, 08/15/15...................................   1,741    1,793,972
    2.650%, 02/15/17...................................  19,654   20,329,685
African Development Bank
    1.125%, 03/15/17...................................   6,499    6,521,805
Agilent Technologies, Inc.
    6.500%, 11/01/17...................................  11,770   13,478,980
Air Products & Chemicals, Inc.
    2.000%, 08/02/16...................................  11,931   12,219,981
Allergan, Inc.
#   5.750%, 04/01/16...................................     516      554,529
Altria Group, Inc.
    4.125%, 09/11/15...................................   7,910    8,205,755

                                                         FACE
                                                        AMOUNT^
                                                         (000)     VALUE+
                                                        ------- ------------
Amazon.com, Inc.
    0.650%, 11/27/15................................... $ 4,957 $  4,963,062
American Express Credit Corp.
    2.800%, 09/19/16...................................  19,219   19,965,735
American Honda Finance Corp.
#   2.125%, 10/10/18...................................  28,504   28,781,401
American International Group, Inc.
    5.600%, 10/18/16...................................  12,558   13,785,406
    5.850%, 01/16/18...................................   7,209    8,164,647
Ameriprise Financial, Inc.
    5.650%, 11/15/15...................................     928      984,524
Amgen, Inc.
    4.850%, 11/18/14...................................   5,171    5,239,102
Anadarko Petroleum Corp.
    5.950%, 09/15/16...................................  17,584   19,356,203
Anheuser-Busch Cos., LLC
    5.000%, 01/15/15...................................   1,857    1,895,282
    5.050%, 10/15/16...................................   4,924    5,355,810
Anheuser-Busch InBev Worldwide, Inc.
#   1.375%, 07/15/17...................................  22,283   22,357,603
Aon Corp.
    3.500%, 09/30/15...................................   3,785    3,901,290
Apache Corp.
#   5.625%, 01/15/17...................................   6,834    7,558,746
#   1.750%, 04/15/17...................................   4,642    4,705,906
Apple, Inc.
    1.000%, 05/03/18...................................   7,428    7,263,544
    2.100%, 05/06/19...................................  45,000   44,915,310
Applied Materials, Inc.
    2.650%, 06/15/16...................................   3,850    3,975,776
Asian Development Bank
    1.125%, 03/15/17...................................   4,642    4,660,057
    1.750%, 09/11/18...................................   8,286    8,355,412
    1.875%, 04/12/19...................................  20,000   20,073,800
Assurant, Inc.
    2.500%, 03/15/18...................................   9,285    9,348,389
AT&T, Inc.
    2.500%, 08/15/15...................................  10,522   10,729,020
#   2.400%, 08/15/16...................................   6,035    6,218,198
#   1.600%, 02/15/17...................................   4,642    4,695,197
Australia & New Zealand Banking Group, Ltd.
#   1.875%, 10/06/17...................................   4,642    4,708,826
    1.450%, 05/15/18...................................   4,642    4,577,597
#   2.250%, 06/13/19...................................  14,630   14,602,027
Austria Government International Bond
    1.750%, 06/17/16...................................   2,785    2,844,989
Autodesk, Inc.
    1.950%, 12/15/17...................................     975      980,416
AutoZone, Inc.
    6.950%, 06/15/16...................................     697      771,403

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
Avnet, Inc.
    6.000%, 09/01/15................................... $ 1,857 $ 1,952,558
Baker Hughes, Inc.
    7.500%, 11/15/18...................................     859   1,047,465
Bank Nederlandse Gemeenten
    1.375%, 09/27/17...................................  12,998  13,031,379
    1.375%, 03/19/18...................................  23,210  23,108,247
Bank of America Corp.
    4.500%, 04/01/15...................................   9,285   9,527,134
    3.750%, 07/12/16...................................   9,285   9,741,089
    2.000%, 01/11/18...................................   5,385   5,381,139
#   2.650%, 04/01/19...................................   2,000   2,010,744
Bank of Montreal
#   2.375%, 01/25/19...................................     305     308,150
Bank of New York Mellon Corp. (The)
#   2.950%, 06/18/15...................................   5,862   5,991,837
Bank of Nova Scotia
    3.400%, 01/22/15...................................   1,857   1,883,932
#   2.900%, 03/29/16...................................   9,285   9,618,517
Barclays Bank P.L.C.
    3.900%, 04/07/15...................................     350     358,067
    5.000%, 09/22/16...................................     300     324,195
Baxter International, Inc.
#   1.850%, 06/15/18...................................  18,170  18,178,921
BB&T Corp.
#   2.150%, 03/22/17...................................   5,339   5,459,261
#   1.450%, 01/12/18...................................   1,834   1,819,187
Beam Suntory, Inc.
    1.750%, 06/15/18...................................  18,569  18,222,930
Becton Dickinson and Co.
    1.750%, 11/08/16...................................   2,359   2,399,308
Belgium Government International Bond
    2.750%, 03/05/15...................................   1,857   1,883,685
Bemis Co., Inc.
    5.650%, 08/01/14...................................   1,857   1,857,000
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16...................................   9,285   9,313,672
    1.600%, 05/15/17...................................     928     940,687
#   1.300%, 05/15/18...................................   1,486   1,464,246
Berkshire Hathaway, Inc.
    2.200%, 08/15/16...................................   4,642   4,778,038
    1.900%, 01/31/17...................................   4,642   4,738,716
BHP Billiton Finance USA, Ltd.
#   1.625%, 02/24/17...................................  10,698  10,866,429
BNP Paribas SA
    3.250%, 03/11/15...................................   3,714   3,775,508
    1.250%, 12/12/16...................................  18,569  18,587,773
    2.375%, 09/14/17...................................   3,273   3,336,715
Boeing Capital Corp.
    2.900%, 08/15/18...................................   7,091   7,400,111

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
Boston Scientific Corp.
    6.400%, 06/15/16................................... $   928 $ 1,017,146
BP Capital Markets P.L.C.
    3.125%, 10/01/15...................................   5,292   5,449,590
    2.248%, 11/01/16...................................   8,450   8,689,279
    1.846%, 05/05/17...................................   3,241   3,295,792
    4.750%, 03/10/19...................................   1,000   1,110,825
Branch Banking & Trust Co.
#   2.300%, 10/15/18...................................  13,927  14,117,744
Bristol-Myers Squibb Co.
#   1.750%, 03/01/19...................................   8,000   7,895,184
British Columbia, Province of Canada
    2.850%, 06/15/15...................................   3,714   3,796,176
    2.100%, 05/18/16...................................   4,642   4,768,931
#   1.200%, 04/25/17...................................   9,285   9,323,830
British Telecommunications P.L.C.
    2.000%, 06/22/15...................................  11,341  11,486,335
    1.250%, 02/14/17...................................   3,528   3,522,390
Brown-Forman Corp.
    1.000%, 01/15/18...................................   6,425   6,272,284
Buckeye Partners L.P.
#   2.650%, 11/15/18...................................   3,389   3,427,191
Caisse d'Amortissement de la Dette Sociale
#   2.375%, 03/31/16...................................   4,642   4,780,471
    2.125%, 04/12/17...................................  13,741  14,118,300
Canada Government International Bond
#   0.875%, 02/14/17...................................   9,285   9,272,595
Canadian Imperial Bank of Commerce
    0.900%, 10/01/15...................................  10,544  10,589,339
Canadian National Railway Co.
    1.450%, 12/15/16...................................     464     468,683
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17...................................   7,627   8,495,425
Capital One Financial Corp.
    2.150%, 03/23/15...................................   2,776   2,804,895
#   2.450%, 04/24/19...................................   8,100   8,109,979
Cardinal Health, Inc.
    1.700%, 03/15/18...................................   8,031   7,945,598
Caterpillar Financial Services Corp.
    4.750%, 02/17/15...................................   3,250   3,326,372
    2.650%, 04/01/16...................................   7,428   7,675,182
    1.000%, 11/25/16...................................   9,285   9,311,165
#   2.450%, 09/06/18...................................   7,079   7,249,144
CBS Corp.
#   1.950%, 07/01/17...................................   8,064   8,178,557
Celgene Corp.
    2.450%, 10/15/15...................................   3,858   3,926,518

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17................................... $   511 $   583,882
CF Industries, Inc.
    6.875%, 05/01/18...................................  11,847  13,809,290
Charles Schwab Corp. (The)
#   2.200%, 07/25/18...................................   4,828   4,890,865
Chevron Corp.
    1.104%, 12/05/17...................................   4,967   4,925,079
#   1.718%, 06/24/18...................................  24,743  24,880,794
Cigna Corp.
    2.750%, 11/15/16...................................   9,586   9,937,193
Cisco Systems, Inc.
#   2.125%, 03/01/19...................................  27,000  27,074,223
Citigroup, Inc.
#   4.450%, 01/10/17...................................   6,499   6,969,586
    6.000%, 08/15/17...................................   6,499   7,312,337
    2.500%, 09/26/18...................................   6,499   6,572,712
    2.550%, 04/08/19...................................  10,000  10,047,470
Coca-Cola Co. (The)
    1.500%, 11/15/15...................................   4,944   5,003,956
#   1.650%, 11/01/18...................................  19,307  19,234,908
Colgate-Palmolive Co.
    1.500%, 11/01/18...................................   5,107   5,028,985
    1.750%, 03/15/19...................................   1,750   1,744,472
Comcast Corp.
#   6.500%, 01/15/17...................................  14,559  16,469,316
#   6.300%, 11/15/17...................................   3,714   4,292,519
    5.700%, 05/15/18...................................   6,499   7,440,582
Comerica, Inc.
    3.000%, 09/16/15...................................   1,857   1,904,589
    2.125%, 05/23/19...................................   2,300   2,289,910
Commonwealth Bank of Australia
    1.900%, 09/18/17...................................  10,213  10,340,499
    2.500%, 09/20/18...................................  11,884  12,107,930
Computer Sciences Corp.
    6.500%, 03/15/18...................................   8,683   9,937,398
ConAgra Foods, Inc.
    1.900%, 01/25/18...................................  19,083  19,077,294
ConocoPhillips Co.
    1.050%, 12/15/17...................................  17,314  17,121,988
Constellation Energy Group, Inc.
    4.550%, 06/15/15...................................   9,020   9,317,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    2.125%, 10/13/15...................................  15,287  15,576,245
    2.250%, 01/14/19...................................  43,557  43,921,921
Costco Wholesale Corp.
    1.125%, 12/15/17...................................  15,784  15,652,835
Council Of Europe Development Bank
#   1.500%, 06/19/17...................................  12,070  12,201,527

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
CR Bard, Inc.
    1.375%, 01/15/18................................... $ 3,598 $ 3,562,265
Crane Co.
    2.750%, 12/15/18...................................   7,897   8,036,437
Credit Suisse New York
    3.500%, 03/23/15...................................   1,853   1,887,516
Credit Suisse USA, Inc.
    4.875%, 01/15/15...................................   3,714   3,786,813
CVS Caremark Corp.
    3.250%, 05/18/15...................................   4,675   4,776,438
    5.750%, 06/01/17...................................     453     507,885
Deutsche Bank AG
    3.875%, 08/18/14...................................   2,971   2,974,886
#   6.000%, 09/01/17...................................  11,188  12,640,370
Development Bank of Japan, Inc.
    2.875%, 04/20/15...................................   1,900   1,934,352
    1.875%, 10/03/18...................................   7,706   7,728,039
Devon Energy Corp.
    1.200%, 12/15/16...................................     956     956,970
Dexia Credit Local SA
    2.250%, 01/30/19...................................  15,000  15,129,780
Diageo Capital P.L.C.
    1.500%, 05/11/17...................................  11,545  11,636,159
Diageo Finance BV
    3.250%, 01/15/15...................................   4,642   4,702,495
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15...................................   1,434   1,491,914
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.550%, 03/15/15...................................   8,356   8,515,683
Dollar General Corp.
#   1.875%, 04/15/18...................................  11,957  11,831,631
Dominion Resources, Inc.
    1.950%, 08/15/16...................................  13,927  14,193,006
    6.000%, 11/30/17...................................   1,823   2,081,979
Dover Corp.
    4.875%, 10/15/15...................................   5,571   5,848,753
Dow Chemical Co. (The)
#   2.500%, 02/15/16...................................   7,103   7,277,656
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16...................................  11,168  11,516,185
Duke Energy Corp.
    3.350%, 04/01/15...................................   2,066   2,104,638
#   1.625%, 08/15/17...................................  10,306  10,384,058
Eastman Chemical Co.
    3.000%, 12/15/15...................................   4,113   4,234,309
    2.400%, 06/01/17...................................   7,892   8,092,165
eBay, Inc.
    1.625%, 10/15/15...................................   2,135   2,163,919
    1.350%, 07/15/17...................................   1,592   1,594,117
Ecolab, Inc.
    1.000%, 08/09/15...................................   9,285   9,322,131

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
EI du Pont de Nemours & Co.
    3.250%, 01/15/15................................... $ 5,571 $ 5,643,551
    6.000%, 07/15/18...................................   9,187  10,635,854
EMC Corp.
    1.875%, 06/01/18...................................  22,925  22,894,028
Enbridge Energy Partners L.P.
    5.875%, 12/15/16...................................     928   1,027,164
Encana Corp.
    5.900%, 12/01/17...................................   5,975   6,761,657
Enterprise Products Operating LLC
    5.000%, 03/01/15...................................     928     951,892
    1.250%, 08/13/15...................................   2,785   2,799,022
    3.200%, 02/01/16...................................   4,642   4,808,235
EOG Resources, Inc.
    2.950%, 06/01/15...................................   4,642   4,736,943
#   2.500%, 02/01/16...................................   2,367   2,427,640
#   5.875%, 09/15/17...................................   9,145  10,368,958
EUROFIMA
    5.250%, 04/07/16...................................   4,642   5,001,839
European Bank for Reconstruction & Development
    2.750%, 04/20/15...................................   1,857   1,889,834
European Investment Bank
    4.875%, 01/17/17...................................   4,642   5,084,146
#   1.625%, 06/15/17...................................   3,714   3,771,552
    1.125%, 09/15/17...................................   2,785   2,778,322
    1.875%, 03/15/19...................................   5,000   5,012,635
Exelon Corp.
    4.900%, 06/15/15...................................  12,534  12,989,548
Export Development Canada
    2.250%, 05/28/15...................................     930     945,092
    1.250%, 10/26/16...................................  10,215  10,331,145
Express Scripts Holding Co.
    3.125%, 05/15/16...................................  12,070  12,541,140
Exxon Mobil Corp.
    1.819%, 03/15/19...................................   6,358   6,365,553
Fifth Third Bancorp
    3.625%, 01/25/16...................................  13,634  14,194,289
#   2.300%, 03/01/19...................................  10,000   9,990,620
Finland Government International Bond
    2.250%, 03/17/16...................................   6,499   6,680,842
FMS Wertmanagement AoeR
    1.000%, 11/21/17...................................  23,211  22,991,795
Ford Motor Credit Co. LLC
    5.000%, 05/15/18...................................  19,777  21,783,377
Freeport-McMoRan, Inc.
    2.150%, 03/01/17...................................   3,881   3,950,443
General Dynamics Corp.
    1.000%, 11/15/17...................................   7,149   7,050,358
General Electric Capital Corp.
    3.750%, 11/14/14...................................   2,785   2,811,143
    2.250%, 11/09/15...................................   1,857   1,897,414

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
#   2.950%, 05/09/16................................... $ 3,714 $ 3,860,577
Genworth Holdings, Inc.
    6.515%, 05/22/18...................................     446     513,057
Georgia Power Co.
    0.750%, 08/10/15...................................  13,347  13,381,582
    5.250%, 12/15/15...................................   2,823   2,992,072
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17...................................  19,442  19,613,556
Goldman Sachs Group, Inc. (The)
    5.125%, 01/15/15...................................   5,478   5,589,324
    3.625%, 02/07/16...................................  13,927  14,481,281
#   6.250%, 09/01/17...................................     925   1,048,107
Google, Inc.
    2.125%, 05/19/16...................................  13,648  14,021,150
Halliburton Co.
    1.000%, 08/01/16...................................   8,444   8,486,254
Hartford Financial Services Group, Inc. (The)
    4.000%, 03/30/15...................................   1,857   1,899,598
Hershey Co. (The)
    4.850%, 08/15/15...................................     464     485,005
    1.500%, 11/01/16...................................   4,642   4,717,980
Hewlett-Packard Co.
    2.200%, 12/01/15...................................   4,924   5,018,649
    2.600%, 09/15/17...................................     928     956,654
#   5.500%, 03/01/18...................................   4,642   5,225,602
#   2.750%, 01/14/19...................................   4,410   4,487,400
Hillshire Brands Co. (The)
    2.750%, 09/15/15...................................     928     942,210
Home Depot, Inc. (The)
    5.400%, 03/01/16...................................     836     897,926
HSBC Finance Corp.
    5.500%, 01/19/16...................................   1,857   1,980,349
HSBC USA, Inc.
#   1.625%, 01/16/18...................................  14,670  14,642,288
Huntington Bancshares, Inc.
    2.600%, 08/02/18...................................  13,542  13,717,707
Intel Corp.
#   1.950%, 10/01/16...................................   6,141   6,291,448
Inter-American Development Bank
    1.125%, 03/15/17...................................     761     767,670
    0.875%, 03/15/18...................................   9,285   9,107,861
International Bank for Reconstruction & Development
    2.375%, 05/26/15...................................   1,857   1,890,536
    1.000%, 09/15/16...................................   1,857   1,869,945
#   0.875%, 04/17/17...................................  11,141  11,138,894
International Business Machines Corp.
    1.250%, 02/08/18...................................   1,200   1,189,721
#   1.950%, 02/12/19...................................   6,963   6,968,522
    1.875%, 05/15/19...................................   5,045   5,003,465

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
International Finance Corp.
    0.875%, 06/15/18....................................... $ 2,785 $ 2,717,066
Japan Bank for International Cooperation
    2.250%, 07/13/16.......................................   4,642   4,784,101
    1.750%, 07/31/18.......................................   4,642   4,654,199
Jefferies Group LLC
    5.125%, 04/13/18.......................................   1,741   1,897,720
John Deere Capital Corp.
#   2.000%, 01/13/17.......................................   6,128   6,267,240
Johnson & Johnson
    2.150%, 05/15/16.......................................   1,857   1,908,612
Johnson Controls, Inc.
#   5.500%, 01/15/16.......................................   5,841   6,233,030
    2.600%, 12/01/16.......................................   5,199   5,374,596
JPMorgan Chase & Co.
#   3.400%, 06/24/15.......................................   2,321   2,380,155
#   3.150%, 07/05/16.......................................  11,141  11,597,547
    2.000%, 08/15/17.......................................   1,625   1,647,089
Kellogg Co.
    1.875%, 11/17/16.......................................   4,814   4,899,747
#   1.750%, 05/17/17.......................................   4,076   4,113,805
KeyBank NA
    1.100%, 11/25/16.......................................  11,141  11,156,575
KeyCorp
#   3.750%, 08/13/15.......................................  16,550  17,084,962
KFW
    2.000%, 06/01/16.......................................     928     951,785
    4.875%, 01/17/17.......................................   4,642   5,086,513
    1.250%, 02/15/17.......................................  12,998  13,098,838
    0.875%, 09/05/17.......................................   4,642   4,594,893
#   1.875%, 04/01/19.......................................   7,000   7,020,748
Kimberly-Clark Corp.
    1.900%, 05/22/19.......................................   4,700   4,665,432
Kinder Morgan Energy Partners L.P.
#   3.500%, 03/01/16.......................................  10,213  10,597,846
Kohl's Corp.
    6.250%, 12/15/17.......................................   4,642   5,309,599
Kommunalbanken A.S.
    2.375%, 01/19/16.......................................   1,392   1,430,230
    1.000%, 09/26/17.......................................   3,714   3,680,151
    1.000%, 03/15/18.......................................  27,854  27,365,775
Kommunekredit
    1.125%, 03/15/18.......................................   9,285   9,168,566
Kommuninvest I Sverige AB
    1.000%, 10/24/17.......................................  23,044  22,824,252
Kraft Foods Group, Inc.
    1.625%, 06/04/15.......................................  10,874  10,973,388
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.......................................  21,191  21,470,573

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16....................................... $ 7,242 $ 7,457,464
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17.......................................  11,699  11,589,275
Lloyds Bank P.L.C.
    4.200%, 03/28/17.......................................  10,120  10,876,986
Lockheed Martin Corp.
#   2.125%, 09/15/16.......................................   1,230   1,262,970
Loews Corp.
    5.250%, 03/15/16.......................................   1,857   1,987,569
Lorillard Tobacco Co.
#   2.300%, 08/21/17.......................................  12,353  12,542,952
Lowe's Cos., Inc.
    5.000%, 10/15/15.......................................   9,285   9,763,010
Manitoba, Province of Canada
    2.625%, 07/15/15.......................................   7,428   7,590,072
Marathon Oil Corp.
    0.900%, 11/01/15.......................................  16,535  16,578,520
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.......................................     790     832,775
    2.300%, 04/01/17.......................................   8,430   8,589,588
MasterCard, Inc.
    2.000%, 04/01/19.......................................   9,850   9,814,422
Mattel, Inc.
    2.350%, 05/06/19.......................................   5,000   4,992,865
McDonald's Corp.
    5.350%, 03/01/18.......................................   3,706   4,174,020
McKesson Corp.
    1.400%, 03/15/18.......................................   9,599   9,431,699
Medtronic, Inc.
    3.000%, 03/15/15.......................................   1,035   1,051,973
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15.......................................   2,785   2,855,603
MetLife, Inc.
    5.000%, 06/15/15.......................................   4,642   4,825,424
Microsoft Corp.
    2.500%, 02/08/16.......................................  10,213  10,527,193
Molson Coors Brewing Co.
#   2.000%, 05/01/17.......................................     915     928,488
Monsanto Co.
    1.850%, 11/15/18.......................................  27,970  27,819,493
Morgan Stanley
    3.800%, 04/29/16.......................................     650     680,889
    4.750%, 03/22/17.......................................  23,738  25,695,412
Motorola Solutions, Inc.
    6.000%, 11/15/17.......................................     928   1,048,679
MUFG Union Bank NA
    3.000%, 06/06/16.......................................  25,909  26,913,751
Municipality Finance P.L.C.
    2.375%, 05/16/16.......................................  18,568  19,143,348
    1.125%, 04/17/18.......................................  23,211  22,878,711

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
National Australia Bank, Ltd.
    1.300%, 07/25/16....................................... $ 1,750 $ 1,765,157
National City Corp.
    4.900%, 01/15/15.......................................  10,466  10,671,113
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15.......................................   2,785   2,831,515
    2.125%, 06/16/16.......................................   5,571   5,725,306
    1.875%, 03/13/19.......................................  35,000  34,973,260
NetApp, Inc.
#   2.000%, 12/15/17.......................................   9,285   9,365,297
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16.......................................   4,271   4,318,306
Newell Rubbermaid, Inc.
    6.250%, 04/15/18.......................................  12,070  13,748,165
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.......................................  13,927  14,223,297
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.......................................   1,323   1,326,866
Nisource Finance Corp.
#   6.400%, 03/15/18.......................................   2,785   3,193,894
Noble Holding International, Ltd.
    2.500%, 03/15/17.......................................  10,097  10,315,701
Nomura Holdings, Inc.
    5.000%, 03/04/15.......................................   2,785   2,848,963
#   2.000%, 09/13/16.......................................   6,852   6,951,820
Nordea Bank AB
    2.375%, 04/04/19.......................................   6,780   6,810,774
Nordic Investment Bank
    0.750%, 01/17/18.......................................  10,213  10,015,746
    1.875%, 06/14/19.......................................   5,000   5,016,690
Novartis Capital Corp.
    2.900%, 04/24/15.......................................   2,043   2,081,835
Nucor Corp.
    5.750%, 12/01/17.......................................   2,228   2,520,581
Occidental Petroleum Corp.
    2.500%, 02/01/16.......................................   4,977   5,112,369
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15.......................................   1,764   1,792,751
    2.000%, 06/03/16.......................................   3,528   3,619,178
    1.125%, 05/29/18.......................................  18,569  18,240,180
Ohio Power Co.
    6.000%, 06/01/16.......................................   1,857   2,027,162
Omnicom Group, Inc.
    5.900%, 04/15/16.......................................   9,168   9,906,721
ONEOK Partners L.P.
#   6.150%, 10/01/16.......................................  10,846  12,021,424
Ontario, Province of Canada
#   4.950%, 11/28/16.......................................   9,285  10,153,305
#   1.200%, 02/14/18.......................................  18,569  18,350,387

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Oracle Corp.
    5.250%, 01/15/16....................................... $ 3,714 $ 3,964,442
#   1.200%, 10/15/17.......................................   4,735   4,708,617
Orange SA
    2.125%, 09/16/15.......................................   6,040   6,123,406
PACCAR Financial Corp.
    0.750%, 08/14/15.......................................   9,285   9,317,628
    1.600%, 03/15/17.......................................     422     426,339
PepsiCo, Inc.
    3.100%, 01/15/15.......................................     806     815,959
    0.750%, 03/05/15.......................................   1,486   1,489,816
    5.000%, 06/01/18.......................................   8,697   9,719,776
Petro-Canada
    6.050%, 05/15/18.......................................   5,571   6,400,639
Pfizer, Inc.
#   1.500%, 06/15/18.......................................  16,248  16,156,166
    2.100%, 05/15/19.......................................  10,000  10,012,750
Philip Morris International, Inc.
    1.625%, 03/20/17.......................................   4,642   4,695,369
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18.......................................   2,917   3,389,044
Potash Corp. of Saskatchewan, Inc.
#   3.750%, 09/30/15.......................................   2,785   2,886,070
#   3.250%, 12/01/17.......................................   1,602   1,690,434
PPG Industries, Inc.
    1.900%, 01/15/16.......................................   3,570   3,623,636
PPL Energy Supply LLC
    5.400%, 08/15/14.......................................     836     836,481
Praxair, Inc.
    1.250%, 11/07/18.......................................  11,527  11,225,915
Procter & Gamble Co. (The)
    1.800%, 11/15/15.......................................   1,642   1,669,655
Progress Energy, Inc.
    5.625%, 01/15/16.......................................   1,857   1,984,266
Prudential Financial, Inc.
    5.100%, 09/20/14.......................................   2,196   2,208,730
    3.000%, 05/12/16.......................................   8,356   8,660,860
Quest Diagnostics, Inc.
    5.450%, 11/01/15.......................................     928     979,224
#   3.200%, 04/01/16.......................................   1,857   1,920,907
Questar Corp.
    2.750%, 02/01/16.......................................   8,718   8,940,187
Qwest Corp.
    7.500%, 10/01/14.......................................   5,068   5,121,731
    6.500%, 06/01/17.......................................     928   1,045,345
Raytheon Co.
    6.750%, 03/15/18.......................................   3,804   4,419,814
Republic Services, Inc.
    3.800%, 05/15/18.......................................   5,040   5,369,999
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.......................................   7,750   7,976,595
    2.250%, 09/20/16.......................................   7,428   7,624,849

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
Roper Industries, Inc.
    2.050%, 10/01/18...................................   $  1,750 $ 1,744,334
Royal Bank of Canada
    2.300%, 07/20/16...................................      5,107   5,257,953
    1.450%, 09/09/16...................................     11,299  11,430,893
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15...................................     16,712  17,028,509
Ryder System, Inc.
#   2.500%, 03/01/18...................................      3,245   3,316,984
Safeway, Inc.
#   5.625%, 08/15/14...................................        928     929,286
#   3.400%, 12/01/16...................................      9,535  10,004,599
Sanofi
    1.250%, 04/10/18...................................      9,661   9,509,342
Sempra Energy
    6.500%, 06/01/16...................................     11,946  13,130,099
Shell International Finance BV
#   1.125%, 08/21/17...................................      4,642   4,622,128
#   2.000%, 11/15/18...................................     20,426  20,617,208
Singapore Government Bond
    2.500%, 06/01/19................................... SGD 17,500  14,848,150
Societe de Financement de l'Economie Francaise
    2.875%, 09/22/14...................................      2,785   2,794,748
Societe Generale SA
#   2.750%, 10/12/17...................................      7,428   7,652,764
Southern Power Co.
    4.875%, 07/15/15...................................      1,857   1,933,156
Southwest Airlines Co.
    5.250%, 10/01/14...................................      2,785   2,803,512
Spectra Energy Capital LLC
    5.668%, 08/15/14...................................      1,393   1,395,170
Starbucks Corp.
    0.875%, 12/05/16...................................      1,578   1,577,678
    2.000%, 12/05/18...................................     15,350  15,386,364
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18...................................      4,768   5,557,347
State Street Corp.
    2.875%, 03/07/16...................................      5,571   5,769,651
Statoil ASA
    1.200%, 01/17/18...................................      2,186   2,165,517
    1.150%, 05/15/18...................................      3,064   3,002,401
    1.950%, 11/08/18...................................      9,285   9,305,102
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19...................................     15,227  15,398,624
SunTrust Banks, Inc.
    3.600%, 04/15/16...................................      9,285   9,707,765
Svensk Exportkredit AB
    2.125%, 07/13/16...................................      9,285   9,546,113
    1.750%, 05/30/17...................................      4,642   4,722,079
    1.875%, 06/17/19...................................     11,000  10,959,707

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
Svenska Handelsbanken AB
    2.500%, 01/25/19...................................   $  4,642 $ 4,728,513
Symantec Corp.
#   2.750%, 06/15/17...................................      4,642   4,750,312
TD Ameritrade Holding Corp.
    4.150%, 12/01/14...................................      7,956   8,051,528
Tech Data Corp.
    3.750%, 09/21/17...................................      4,642   4,843,500
Texas Instruments, Inc.
    2.375%, 05/16/16...................................      8,585   8,848,851
Thermo Fisher Scientific, Inc.
#   3.200%, 05/01/15...................................      1,207   1,229,945
#   1.850%, 01/15/18...................................      8,649   8,672,370
Thomson Reuters Corp.
    1.300%, 02/23/17...................................      7,520   7,501,448
Time Warner, Inc.
#   5.875%, 11/15/16...................................     11,591  12,821,014
Toronto-Dominion Bank (The)
#   2.375%, 10/19/16...................................      2,785   2,874,730
    2.625%, 09/10/18...................................      9,285   9,507,849
    2.125%, 07/02/19...................................     25,000  24,807,525
Total Capital International SA
    2.125%, 01/10/19...................................     10,139  10,213,238
#   2.100%, 06/19/19...................................     14,850  14,796,451
Total Capital SA
#   3.125%, 10/02/15...................................      4,642   4,780,016
Toyota Motor Credit Corp.
    2.800%, 01/11/16...................................      9,749  10,065,823
    2.000%, 09/15/16...................................      4,642   4,752,345
    2.100%, 01/17/19...................................     27,428  27,460,886
Transatlantic Holdings, Inc.
    5.750%, 12/14/15...................................        900     956,810
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15...................................      3,621   3,631,639
    3.400%, 06/01/15...................................      5,571   5,704,214
Travelers Cos., Inc. (The)
    5.500%, 12/01/15...................................      7,892   8,397,790
UBS AG
    3.875%, 01/15/15...................................      4,586   4,656,904
    5.875%, 12/20/17...................................      4,828   5,486,534
Unilever Capital Corp.
    2.750%, 02/10/16...................................      8,430   8,729,206
United Kingdom Gilt
    1.250%, 07/22/18................................... GBP 17,641  29,178,868
    4.500%, 03/07/19................................... GBP 35,000  65,933,748
United Technologies Corp.
    4.875%, 05/01/15...................................        836     863,758
    1.800%, 06/01/17...................................     13,054  13,303,971
UnitedHealth Group, Inc.
    5.000%, 08/15/14...................................      3,157   3,161,091
    6.000%, 06/15/17...................................      2,600   2,935,891
    1.400%, 10/15/17...................................      5,756   5,749,029

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- --------------
US Bancorp
#   3.150%, 03/04/15............................... $     2,785 $    2,829,883
#   2.200%, 04/25/19...............................      15,000     15,025,215
Valero Energy Corp.
    6.125%, 06/15/17...............................       3,253      3,670,906
Verizon Communications, Inc.
#   2.000%, 11/01/16...............................      16,160     16,483,863
Viacom, Inc.
#   1.250%, 02/27/15...............................       2,135      2,144,719
    6.250%, 04/30/16...............................       4,642      5,066,140
    2.500%, 12/15/16...............................       7,428      7,638,725
Vodafone Group P.L.C.
    5.625%, 02/27/17...............................       4,642      5,132,581
Wal-Mart Stores, Inc.
    0.600%, 04/11/16...............................       2,785      2,787,041
    2.800%, 04/15/16...............................       7,428      7,709,952
    5.375%, 04/05/17...............................       5,811      6,454,057
    1.950%, 12/15/18...............................       6,364      6,395,400
Walgreen Co.
    1.000%, 03/13/15...............................      12,848     12,893,816
#   1.800%, 09/15/17...............................       8,356      8,406,788
    5.250%, 01/15/19...............................         446        500,946
Walt Disney Co. (The)
    1.125%, 02/15/17...............................      10,761     10,794,822
Waste Management, Inc.
    2.600%, 09/01/16...............................       6,029      6,226,812
WellPoint, Inc.
    5.875%, 06/15/17...............................       1,519      1,704,461
Wells Fargo & Co.
    1.500%, 07/01/15...............................       6,499      6,567,116
    2.625%, 12/15/16...............................       9,883     10,250,608
    2.100%, 05/08/17...............................       7,165      7,329,809
#   2.125%, 04/22/19...............................       6,000      5,966,136
Western Union Co. (The)
    5.930%, 10/01/16...............................       7,347      8,028,706
Westpac Banking Corp.
#   3.000%, 12/09/15...............................       6,035      6,232,248
    1.200%, 05/19/17...............................      10,000      9,977,090
#   2.000%, 08/14/17...............................       6,499      6,614,331
#   2.250%, 01/17/19...............................       7,000      7,040,922
Whirlpool Corp.
    7.750%, 07/15/16...............................       4,642      5,214,442
Williams Partners L.P.
    3.800%, 02/15/15...............................       3,069      3,118,718
Wyndham Worldwide Corp.
    2.500%, 03/01/18...............................       9,647      9,756,165
Xilinx, Inc.
    2.125%, 03/15/19...............................       1,675      1,667,203
Yum! Brands, Inc.
    6.250%, 04/15/16...............................       8,393      9,127,463
    6.250%, 03/15/18...............................         754        858,680
                                                                --------------
TOTAL BONDS........................................              3,406,337,282
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@ DFA Short Term Investment Fund................  18,156,197 $  210,067,202
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $3,710,732,168)^^........................             $3,727,610,585
                                                                ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $  111,206,101   --    $  111,206,101
Bonds............................   --     3,406,337,282   --     3,406,337,282
Securities Lending Collateral....   --       210,067,202   --       210,067,202
Forward Currency Contracts**.....   --         1,196,474   --         1,196,474
                                    --    --------------   --    --------------
TOTAL............................   --    $3,728,807,059   --    $3,728,807,059
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
AGENCY OBLIGATIONS -- (3.3%)
Federal Farm Credit Bank
    4.800%, 02/13/23....................................... $   900 $ 1,039,858
    2.630%, 08/03/26.......................................   9,000   8,504,955
    5.770%, 01/05/27.......................................   3,000   3,781,977
Federal Home Loan Bank
    3.625%, 06/11/21.......................................   5,000   5,389,605
    5.250%, 12/09/22.......................................   2,000   2,374,850
    5.375%, 08/15/24.......................................   4,000   4,837,876
    5.750%, 06/12/26.......................................   3,580   4,432,169
Federal Home Loan Mortgage Corporation
#   2.375%, 01/13/22.......................................  28,000  27,800,416
Tennessee Valley Authority
    6.750%, 11/01/25.......................................  10,200  13,625,497
                                                                    -----------
TOTAL AGENCY OBLIGATIONS...................................          71,787,203
                                                                    -----------
BONDS -- (80.3%)
21st Century Fox America, Inc.
    4.500%, 02/15/21.......................................   2,800   3,038,076
3M Co.
#   2.000%, 06/26/22.......................................   3,000   2,844,753
AbbVie, Inc.
    2.900%, 11/06/22.......................................   3,000   2,892,060
ACE INA Holdings, Inc.
    2.700%, 03/13/23.......................................   8,000   7,705,200
#   3.350%, 05/15/24.......................................   3,000   2,999,106
Actavis, Inc.
#   3.250%, 10/01/22.......................................   5,100   4,994,695
Aetna, Inc.
#   3.950%, 09/01/20.......................................     800     858,126
    2.750%, 11/15/22.......................................   9,000   8,672,841
Aflac, Inc.
#   8.500%, 05/15/19.......................................   4,005   5,115,615
Agilent Technologies, Inc.
    5.000%, 07/15/20.......................................     215     234,802
Allstate Corp. (The)
#   3.150%, 06/15/23.......................................   7,000   6,965,889
Altera Corp.
    4.100%, 11/15/23.......................................   2,330   2,427,951
Altria Group, Inc.
    4.750%, 05/05/21.......................................   5,731   6,304,421
American Express Co.
#   8.125%, 05/20/19.......................................   1,900   2,395,227
American International Group, Inc.
#   4.875%, 06/01/22.......................................   3,000   3,319,290
American Water Capital Corp.
#   3.850%, 03/01/24.......................................   3,306   3,433,876
Ameriprise Financial, Inc.
    7.300%, 06/28/19.......................................     635     777,883
Amgen, Inc.
    4.500%, 03/15/20.......................................     720     774,389

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
    3.625%, 05/22/24....................................... $10,000 $10,013,280
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21.......................................   5,700   6,263,103
    2.500%, 07/15/22.......................................   3,000   2,883,660
Aon Corp.
    5.000%, 09/30/20.......................................   2,500   2,793,575
Aon P.L.C.
#   4.000%, 11/27/23.......................................   6,250   6,513,306
    3.500%, 06/14/24.......................................   5,000   4,944,925
Apple, Inc.
#   2.400%, 05/03/23.......................................  12,000  11,322,372
#   3.450%, 05/06/24.......................................  25,000  25,136,625
Assurant, Inc.
    4.000%, 03/15/23.......................................   5,000   5,013,230
AT&T, Inc.
    3.875%, 08/15/21.......................................   1,800   1,899,317
#   3.000%, 02/15/22.......................................   6,100   6,041,769
Australia & New Zealand Banking Group, Ltd.
#   5.100%, 01/13/20.......................................   1,500   1,688,112
Autodesk, Inc.
    3.600%, 12/15/22.......................................   2,000   1,979,520
AutoZone, Inc.
#   2.875%, 01/15/23.......................................   5,000   4,766,710
Avon Products, Inc.
#   4.200%, 07/15/18.......................................   2,000   2,063,672
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.......................................   5,029   4,931,850
Bank Nederlandse Gemeenten
    4.375%, 02/16/21.......................................   3,200   3,562,240
    2.500%, 01/23/23.......................................  10,000   9,719,220
Bank of America Corp.
    3.300%, 01/11/23.......................................   7,000   6,836,690
#   4.000%, 04/01/24.......................................   8,000   8,100,000
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.......................................   2,300   2,626,897
    3.650%, 02/04/24.......................................  11,144  11,441,935
Bank of Nova Scotia
    4.375%, 01/13/21.......................................   5,000   5,506,375
Barclays Bank P.L.C.
#   5.125%, 01/08/20.......................................   6,000   6,737,106
#   3.750%, 05/15/24.......................................   8,000   7,991,016
Baxter International, Inc.
    2.400%, 08/15/22.......................................   7,140   6,710,136
    3.200%, 06/15/23.......................................   2,500   2,462,273
BB&T Corp.
    6.850%, 04/30/19.......................................   3,385   4,082,093
Beam Suntory, Inc.
    3.250%, 06/15/23.......................................   5,850   5,737,791
Berkshire Hathaway Finance Corp.
#   3.000%, 05/15/22.......................................   5,000   5,002,170

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21....................................... $ 4,000 $ 4,261,044
#   3.400%, 01/31/22.......................................   5,000   5,162,605
#   3.000%, 02/11/23.......................................   7,000   6,951,399
BHP Billiton Finance USA, Ltd.
    3.250%, 11/21/21.......................................   1,500   1,537,209
BlackRock, Inc.
#   5.000%, 12/10/19.......................................   3,230   3,664,335
#   4.250%, 05/24/21.......................................   1,500   1,637,387
BNP Paribas SA
#   3.250%, 03/03/23.......................................   3,000   2,952,807
Boeing Co. (The)
    8.750%, 08/15/21.......................................   1,829   2,472,471
Boston Scientific Corp.
#   6.000%, 01/15/20.......................................   2,900   3,357,371
BP Capital Markets P.L.C.
#   4.500%, 10/01/20.......................................   3,200   3,510,931
    2.500%, 11/06/22.......................................   3,500   3,320,191
Bristol-Myers Squibb Co.
#   2.000%, 08/01/22.......................................   3,070   2,851,622
British Columbia, Province of Canada
    6.500%, 01/15/26.......................................  12,374  16,185,254
Broadcom Corp.
    2.500%, 08/15/22.......................................  10,900  10,279,539
Brown-Forman Corp.
#   2.250%, 01/15/23.......................................     750     694,295
Buckeye Partners L.P.
#   4.150%, 07/01/23.......................................   3,000   3,080,574
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25.......................................   1,340   1,717,774
CA, Inc.
    5.375%, 12/01/19.......................................     900   1,003,842
Campbell Soup Co.
#   4.250%, 04/15/21.......................................   1,600   1,719,090
Canadian National Railway Co.
#   2.850%, 12/15/21.......................................   2,915   2,933,609
Canadian Natural Resources, Ltd.
#   3.450%, 11/15/21.......................................   5,250   5,426,447
Capital One Financial Corp.
#   4.750%, 07/15/21.......................................   6,400   7,049,523
Cardinal Health, Inc.
#   4.625%, 12/15/20.......................................   1,000   1,099,420
    3.200%, 06/15/22.......................................   6,000   5,961,348
Caterpillar, Inc.
#   2.600%, 06/26/22.......................................   5,500   5,337,535
CBS Corp.
    5.750%, 04/15/20.......................................   2,800   3,217,312
#   3.375%, 03/01/22.......................................   5,000   4,969,075
Cenovus Energy, Inc.
#   3.000%, 08/15/22.......................................   3,300   3,223,064

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CenterPoint Energy Resources Corp.
#   4.500%, 01/15/21....................................... $ 3,000 $ 3,292,590
CF Industries, Inc.
    3.450%, 06/01/23.......................................   9,260   9,118,776
Charles Schwab Corp. (The)
    4.450%, 07/22/20.......................................   2,750   3,041,921
Chevron Corp.
#   2.355%, 12/05/22.......................................  10,000   9,567,850
    3.191%, 06/24/23.......................................  14,636  14,765,821
Church & Dwight Co., Inc.
    2.875%, 10/01/22.......................................   1,600   1,543,525
Cisco Systems, Inc.
#   4.450%, 01/15/20.......................................   3,725   4,104,205
Citigroup, Inc.
    8.500%, 05/22/19.......................................     600     759,224
#   5.375%, 08/09/20.......................................   1,875   2,132,454
    4.500%, 01/14/22.......................................   2,300   2,475,520
#   3.875%, 10/25/23.......................................   7,000   7,109,298
#   3.750%, 06/16/24.......................................   3,000   2,984,403
Clorox Co. (The)
#   3.050%, 09/15/22.......................................   4,700   4,638,862
CNA Financial Corp.
    5.750%, 08/15/21.......................................   8,082   9,351,456
Coca-Cola Co. (The)
    3.300%, 09/01/21.......................................   2,650   2,751,135
#   3.200%, 11/01/23.......................................   5,000   5,078,685
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.......................................   2,713   2,807,114
Colgate-Palmolive Co.
    1.950%, 02/01/23.......................................   3,000   2,775,453
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22.......................................   4,620   6,675,826
Commonwealth Bank of Australia
#   5.000%, 03/19/20.......................................   1,225   1,374,991
Computer Sciences Corp.
    4.450%, 09/15/22.......................................   5,000   5,220,130
ConAgra Foods, Inc.
    3.200%, 01/25/23.......................................   5,900   5,742,281
ConocoPhillips
    6.000%, 01/15/20.......................................   3,930   4,625,689
ConocoPhillips Co.
#   2.400%, 12/15/22.......................................   3,000   2,871,297
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19.......................................     225     268,830
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
#   4.500%, 01/11/21.......................................   2,000   2,197,216
#   3.875%, 02/08/22.......................................   8,900   9,411,883
Corning, Inc.
    3.700%, 11/15/23.......................................   4,235   4,365,184

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
CR Bard, Inc.
    4.400%, 01/15/21....................................   $    800 $   870,883
Credit Suisse New York
#   4.375%, 08/05/20....................................      6,750   7,332,829
CSX Corp.
    4.250%, 06/01/21....................................      8,000   8,660,256
CVS Caremark Corp.
    6.250%, 06/01/27....................................      4,795   5,902,228
Cytec Industries, Inc.
    3.500%, 04/01/23....................................      6,000   5,870,976
Deutsche Bank AG
    3.700%, 05/30/24....................................     13,000  12,843,051
Devon Energy Corp.
#   3.250%, 05/15/22....................................      4,800   4,821,250
Diageo Capital P.L.C.
#   4.828%, 07/15/20....................................      3,600   4,038,757
Diageo Investment Corp.
#   2.875%, 05/11/22....................................      1,750   1,733,305
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
#   3.800%, 03/15/22....................................      8,900   9,116,715
Dollar General Corp.
#   3.250%, 04/15/23....................................     10,522  10,011,430
Dominion Resources, Inc.
    4.450%, 03/15/21....................................      3,900   4,262,833
Dow Chemical Co. (The)
#   3.000%, 11/15/22....................................      1,000     976,740
Dr Pepper Snapple Group, Inc.
#   2.000%, 01/15/20....................................      2,400   2,340,269
DTE Energy Co.
    3.850%, 12/01/23....................................      1,500   1,552,479
Duke Energy Corp.
    5.050%, 09/15/19....................................        250     280,979
Eastman Chemical Co.
    4.500%, 01/15/21....................................      1,983   2,114,957
    3.600%, 08/15/22....................................        950     965,949
eBay, Inc.
#   2.600%, 07/15/22....................................      4,200   4,014,910
Ecolab, Inc.
    4.350%, 12/08/21....................................      6,000   6,518,322
EI du Pont de Nemours & Co.
    4.625%, 01/15/20....................................        900     999,603
Eli Lilly & Co.
#   5.500%, 03/15/27....................................      8,000   9,535,584
EMC Corp.
    3.375%, 06/01/23....................................      6,000   5,948,556
Enbridge Energy Partners L.P.
    5.200%, 03/15/20....................................        350     392,139
#   4.200%, 09/15/21....................................      1,917   2,032,582
Enbridge, Inc.
    4.000%, 10/01/23....................................      6,000   6,217,188
Encana Corp.
    6.500%, 05/15/19....................................      2,250   2,652,662

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
#   3.900%, 11/15/21....................................   $  7,700 $ 8,127,458
Energizer Holdings, Inc.
#   4.700%, 05/24/22....................................      8,935   9,197,144
Energy Transfer Partners L.P.
#   3.600%, 02/01/23....................................     11,000  10,839,015
Ensco P.L.C.
    4.700%, 03/15/21....................................      3,800   4,119,823
Enterprise Products Operating LLC
    5.200%, 09/01/20....................................      2,600   2,949,812
EOG Resources, Inc.
    5.625%, 06/01/19....................................      1,000   1,152,315
    4.100%, 02/01/21....................................      3,850   4,177,612
EQT Corp.
    8.125%, 06/01/19....................................      1,625   2,012,566
European Investment Bank
    2.875%, 09/15/20....................................      1,000   1,038,739
    4.000%, 02/16/21....................................      1,000   1,102,962
    2.500%, 10/31/22.................................... GBP 10,000  16,595,139
Exelon Generation Co. LLC
#   4.250%, 06/15/22....................................      5,000   5,181,310
Express Scripts Holding Co.
    3.900%, 02/15/22....................................      5,000   5,221,115
Exxon Mobil Corp.
#   3.176%, 03/15/24....................................     35,000  35,633,535
FedEx Corp.
#   2.625%, 08/01/22....................................      6,500   6,263,608
Fifth Third Bancorp
    3.500%, 03/15/22....................................      7,500   7,690,462
FMC Technologies, Inc.
    3.450%, 10/01/22....................................      8,625   8,513,988
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23....................................     11,000  11,647,702
Freeport-McMoRan, Inc.
    3.550%, 03/01/22....................................      3,000   2,957,142
Gap, Inc. (The)
    5.950%, 04/12/21....................................      2,500   2,868,068
General Dynamics Corp.
    2.250%, 11/15/22....................................      7,500   7,067,355
General Electric Capital Corp.
    5.500%, 01/08/20....................................      2,700   3,108,262
General Electric Co.
    3.375%, 03/11/24....................................      5,000   5,068,290
General Mills, Inc.
#   3.150%, 12/15/21....................................      3,000   3,049,176
Genworth Holdings, Inc.
#   7.625%, 09/24/21....................................      3,060   3,788,984
#   4.800%, 02/15/24....................................      5,290   5,510,339
Georgia Power Co.
    4.250%, 12/01/19....................................      3,492   3,853,925
#   2.850%, 05/15/22....................................      2,550   2,519,507
Gilead Sciences, Inc.
#   3.700%, 04/01/24....................................     10,000  10,245,020

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GlaxoSmithKline Capital, Inc.
    2.800%, 03/18/23....................................... $ 3,500 $ 3,384,069
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20.......................................   2,150   2,489,644
#   5.250%, 07/27/21.......................................   5,500   6,133,325
    4.000%, 03/03/24.......................................   7,000   7,059,059
Google, Inc.
    3.625%, 05/19/21.......................................   1,000   1,061,930
Great Plains Energy, Inc.
    4.850%, 06/01/21.......................................   2,000   2,201,594
Hartford Financial Services Group, Inc. (The)
#   5.500%, 03/30/20.......................................   3,185   3,622,383
    5.125%, 04/15/22.......................................   3,000   3,383,715
Hershey Co. (The)
#   2.625%, 05/01/23.......................................   1,527   1,471,432
Hewlett-Packard Co.
    4.375%, 09/15/21.......................................   2,500   2,666,858
Home Depot, Inc. (The)
    4.400%, 04/01/21.......................................   6,000   6,693,522
#   2.700%, 04/01/23.......................................   2,000   1,937,658
Hormel Foods Corp.
#   4.125%, 04/15/21.......................................   2,310   2,490,709
HSBC Holdings P.L.C.
    4.000%, 03/30/22.......................................   3,000   3,177,702
Husky Energy, Inc.
    7.250%, 12/15/19.......................................   2,500   3,073,693
Indiana Michigan Power Co.
    7.000%, 03/15/19.......................................     235     282,464
Integrys Energy Group, Inc.
    4.170%, 11/01/20.......................................   1,000   1,044,871
Intel Corp.
#   3.300%, 10/01/21.......................................   7,400   7,617,234
    2.700%, 12/15/22.......................................   3,000   2,899,596
Inter-American Development Bank
    7.000%, 06/15/25.......................................   6,000   8,082,684
    6.750%, 07/15/27.......................................   3,000   4,104,966
International Bank for Reconstruction & Development
    7.625%, 01/19/23.......................................   7,700  10,647,729
International Business Machines Corp.
#   1.875%, 08/01/22.......................................     700     641,917
#   3.375%, 08/01/23.......................................   6,810   6,860,891
#   3.625%, 02/12/24.......................................   2,000   2,042,322
Intesa Sanpaolo SpA
    5.250%, 01/12/24.......................................   5,000   5,387,905
John Deere Capital Corp.
    2.750%, 03/15/22.......................................   5,000   4,937,735
Johnson & Johnson
    2.950%, 09/01/20.......................................   3,000   3,122,721
    3.375%, 12/05/23.......................................  10,000  10,432,920

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
JPMorgan Chase & Co.
    6.300%, 04/23/19....................................... $ 3,500 $ 4,098,055
    4.950%, 03/25/20.......................................     630     701,169
    4.350%, 08/15/21.......................................   5,200   5,592,870
Juniper Networks, Inc.
    4.600%, 03/15/21.......................................   4,000   4,278,676
Kerr-McGee Corp.
    6.950%, 07/01/24.......................................   4,900   6,185,637
KeyCorp
    5.100%, 03/24/21.......................................   7,000   7,872,375
KFW
    2.750%, 09/08/20.......................................   2,000   2,061,144
    2.625%, 01/25/22.......................................   3,000   3,033,129
Kimberly-Clark Corp.
    2.400%, 06/01/23.......................................   4,130   3,908,777
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20.......................................   2,000   2,218,318
    5.800%, 03/01/21.......................................     550     624,949
    4.150%, 03/01/22.......................................   2,400   2,462,990
#   3.500%, 09/01/23.......................................   5,000   4,767,820
Kohl's Corp.
#   3.250%, 02/01/23.......................................   2,000   1,925,984
#   4.750%, 12/15/23.......................................  10,000  10,596,670
Koninklijke Philips NV
    3.750%, 03/15/22.......................................   2,322   2,415,047
Kraft Foods Group, Inc.
#   3.500%, 06/06/22.......................................   6,600   6,716,200
Kroger Co. (The)
    3.850%, 08/01/23.......................................   7,000   7,160,328
Laboratory Corp. of America Holdings
#   4.000%, 11/01/23.......................................   6,000   6,116,568
Lincoln National Corp.
    6.250%, 02/15/20.......................................     180     211,581
Lloyds Bank P.L.C.
    6.375%, 01/21/21.......................................   2,500   2,998,158
Loews Corp.
    2.625%, 05/15/23.......................................   2,865   2,692,776
Lorillard Tobacco Co.
    6.875%, 05/01/20.......................................   2,000   2,355,848
Lowe's Cos., Inc.
#   3.120%, 04/15/22.......................................   2,000   2,019,456
LyondellBasell Industries NV
#   5.750%, 04/15/24.......................................   4,000   4,682,828
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22.......................................   4,446   4,645,336
#   2.875%, 02/15/23.......................................   3,500   3,356,574
Magellan Midstream Partners L.P.
    4.250%, 02/01/21.......................................   3,370   3,649,087
Manitoba, Province of Canada
    2.100%, 09/06/22.......................................   3,000   2,841,777
Marathon Oil Corp.
    2.800%, 11/01/22.......................................   6,000   5,794,092

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Markel Corp.
    5.350%, 06/01/21....................................... $ 4,200 $ 4,699,254
#   3.625%, 03/30/23.......................................   2,000   1,984,038
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19.......................................     225     291,151
    3.500%, 06/03/24.......................................   5,000   4,981,975
McDonald's Corp.
#   2.625%, 01/15/22.......................................   2,900   2,875,083
Medtronic, Inc.
    4.450%, 03/15/20.......................................   1,840   2,026,052
    3.125%, 03/15/22.......................................   3,407   3,431,966
Merck & Co., Inc.
#   2.800%, 05/18/23.......................................   8,000   7,757,392
MetLife, Inc.
#   3.600%, 04/10/24.......................................   6,208   6,289,846
Microsoft Corp.
#   3.000%, 10/01/20.......................................   2,000   2,077,378
Mobil Corp.
    8.625%, 08/15/21.......................................   2,013   2,771,295
Molson Coors Brewing Co.
#   3.500%, 05/01/22.......................................  10,204  10,270,265
Mondelez International, Inc.
#   4.000%, 02/01/24.......................................  12,000  12,457,704
Monsanto Co.
    5.500%, 08/15/25.......................................   3,500   4,106,651
Morgan Stanley
    5.500%, 07/28/21.......................................   8,320   9,465,855
    3.875%, 04/29/24.......................................   6,000   6,044,172
Mosaic Co. (The)
#   4.250%, 11/15/23.......................................   3,000   3,142,059
Motorola Solutions, Inc.
    3.750%, 05/15/22.......................................   5,000   4,965,350
    3.500%, 03/01/23.......................................   5,000   4,822,330
MUFG Americas Holdings Corp.
#   3.500%, 06/18/22.......................................   8,550   8,730,969
Murphy Oil Corp.
    4.000%, 06/01/22.......................................   2,000   2,017,786
Mylan, Inc.
    4.200%, 11/29/23.......................................   7,000   7,205,779
National Australia Bank, Ltd.
#   3.000%, 01/20/23.......................................  10,000   9,748,790
National Oilwell Varco, Inc.
#   2.600%, 12/01/22.......................................   8,500   8,145,830
NetApp, Inc.
    3.250%, 12/15/22.......................................   1,700   1,636,663
New Brunswick, Province of Canada
    9.750%, 05/15/20.......................................   1,000   1,359,895
Newell Rubbermaid, Inc.
#   4.000%, 06/15/22.......................................   4,000   4,156,132
Nisource Finance Corp.
#   6.125%, 03/01/22.......................................   6,425   7,588,163
#   3.850%, 02/15/23.......................................   1,100   1,127,224

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Noble Energy, Inc.
    4.150%, 12/15/21....................................... $ 5,000 $ 5,341,890
Noble Holding International, Ltd.
#   3.950%, 03/15/22.......................................   4,100   4,196,510
Nordstrom, Inc.
    4.000%, 10/15/21.......................................   1,500   1,599,863
Northeast Utilities
    4.500%, 11/15/19.......................................   1,900   2,073,436
Northern Trust Corp.
    3.450%, 11/04/20.......................................     450     474,131
    3.375%, 08/23/21.......................................   4,400   4,597,679
    2.375%, 08/02/22.......................................   3,016   2,894,190
Northrop Grumman Corp.
#   5.050%, 08/01/19.......................................   1,125   1,259,801
    3.500%, 03/15/21.......................................   2,256   2,337,773
    3.250%, 08/01/23.......................................   4,000   3,943,692
Novartis Capital Corp.
    4.400%, 04/24/20.......................................   4,000   4,424,688
#   3.400%, 05/06/24.......................................     500     504,402
Nucor Corp.
    4.000%, 08/01/23.......................................   3,500   3,600,751
Occidental Petroleum Corp.
#   2.700%, 02/15/23.......................................   8,650   8,336,732
Ohio Power Co.
#   5.375%, 10/01/21.......................................   3,606   4,205,880
Omnicom Group, Inc.
    4.450%, 08/15/20.......................................   3,650   3,937,416
ONEOK Partners L.P.
    8.625%, 03/01/19.......................................   4,200   5,275,532
Ontario, Province of Canada
#   2.450%, 06/29/22.......................................   1,700   1,646,493
Oracle Corp.
#   5.000%, 07/08/19.......................................   2,100   2,368,651
    2.500%, 10/15/22.......................................   3,000   2,869,860
Orange SA
    5.375%, 07/08/19.......................................   2,350   2,663,351
    4.125%, 09/14/21.......................................   2,900   3,080,015
Pacific Gas & Electric Co.
    3.850%, 11/15/23.......................................   5,000   5,220,775
Packaging Corp. of America
    4.500%, 11/01/23.......................................   6,075   6,461,230
PepsiCo, Inc.
    4.500%, 01/15/20.......................................   1,575   1,756,338
#   2.750%, 03/05/22.......................................   2,404   2,370,976
Pfizer, Inc.
#   3.000%, 06/15/23.......................................   3,000   2,965,761
#   3.400%, 05/15/24.......................................  10,000  10,054,920
Philip Morris International, Inc.
#   2.500%, 08/22/22.......................................   1,504   1,448,140
Plains All American Pipeline L.P. / PAA Finance Corp.
    5.000%, 02/01/21.......................................   1,000   1,121,306
    2.850%, 01/31/23.......................................   4,000   3,820,936

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
PNC Funding Corp.
    4.375%, 08/11/20................................... $ 4,730 $ 5,184,714
#   3.300%, 03/08/22...................................   1,466   1,490,680
PPG Industries, Inc.
    2.700%, 08/15/22...................................   1,000     966,684
Praxair, Inc.
    4.050%, 03/15/21...................................   3,800   4,106,884
#   2.200%, 08/15/22...................................   1,250   1,174,561
Precision Castparts Corp.
#   2.500%, 01/15/23...................................   8,000   7,652,432
Principal Financial Group, Inc.
#   8.875%, 05/15/19...................................     330     422,424
#   3.125%, 05/15/23...................................   5,096   4,947,472
Private Export Funding Corp.
    4.300%, 12/15/21...................................   1,407   1,557,716
Procter & Gamble Co. (The)
#   2.300%, 02/06/22...................................   4,000   3,896,432
Progress Energy, Inc.
#   7.050%, 03/15/19...................................   2,000   2,410,726
Progressive Corp. (The)
#   3.750%, 08/23/21...................................   6,800   7,249,514
Prudential Financial, Inc.
#   5.375%, 06/21/20...................................   4,170   4,751,344
#   3.500%, 05/15/24...................................   8,000   7,912,584
Quebec, Province of Canada
    2.625%, 02/13/23...................................   7,000   6,797,014
Quest Diagnostics, Inc.
#   4.700%, 04/01/21...................................   6,770   7,276,085
Raytheon Co.
#   3.125%, 10/15/20...................................   2,900   2,981,235
    2.500%, 12/15/22...................................   2,200   2,102,870
Reinsurance Group of America, Inc.
    5.000%, 06/01/21...................................   1,500   1,680,803
#   4.700%, 09/15/23...................................   6,000   6,410,790
Republic Services, Inc.
    3.550%, 06/01/22...................................   4,000   4,111,912
Reynolds American, Inc.
    3.250%, 11/01/22...................................   8,555   8,228,421
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21...................................   3,800   4,076,887
Rogers Communications, Inc.
    3.000%, 03/15/23...................................   2,759   2,632,699
Rowan Cos., Inc.
    7.875%, 08/01/19...................................     600     735,636
Royal Bank of Scotland P.L.C. (The)
    6.125%, 01/11/21...................................   2,000   2,344,848
Safeway, Inc.
    5.000%, 08/15/19...................................   2,025   2,086,465
SCANA Corp.
    6.250%, 04/01/20...................................   1,750   2,020,618
#   4.125%, 02/01/22...................................   3,035   3,144,157
Sempra Energy
    9.800%, 02/15/19...................................     160     210,015

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- -----------
#   4.050%, 12/01/23................................... $ 6,570 $ 6,901,351
#   3.550%, 06/15/24...................................   9,000   9,041,958
Shell International Finance BV
#   4.375%, 03/25/20...................................   3,000   3,323,766
#   3.400%, 08/12/23...................................  15,000  15,194,190
Spectra Energy Partners L.P.
#   4.750%, 03/15/24...................................   5,000   5,365,820
St Jude Medical, Inc.
#   3.250%, 04/15/23...................................   5,000   4,942,565
StanCorp Financial Group, Inc.
    5.000%, 08/15/22...................................   5,000   5,314,505
Starwood Hotels & Resorts Worldwide, Inc.
#   3.125%, 02/15/23...................................   5,000   4,768,985
State Street Corp.
    4.375%, 03/07/21...................................   6,200   6,837,323
Statoil ASA
#   2.450%, 01/17/23...................................  10,000   9,582,450
    2.650%, 01/15/24...................................  10,860  10,416,434
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23...................................   9,160   9,637,676
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22...................................   2,895   3,105,044
SunTrust Bank
    2.750%, 05/01/23...................................   4,900   4,691,917
Talisman Energy, Inc.
    7.750%, 06/01/19...................................   2,760   3,397,113
Target Corp.
    3.875%, 07/15/20...................................   2,000   2,142,830
#   2.900%, 01/15/22...................................   7,676   7,648,758
TD Ameritrade Holding Corp.
    5.600%, 12/01/19...................................   2,952   3,417,781
Teck Resources, Ltd.
    3.750%, 02/01/23...................................   6,600   6,351,668
Telefonica Emisiones SAU
#   4.570%, 04/27/23...................................   5,000   5,278,385
Thermo Fisher Scientific, Inc.
    4.500%, 03/01/21...................................   4,000   4,353,336
Time Warner, Inc.
#   4.750%, 03/29/21...................................   2,200   2,428,606
    4.000%, 01/15/22...................................   1,800   1,879,720
#   3.550%, 06/01/24...................................   7,000   6,878,046
TJX Cos., Inc. (The)
    2.500%, 05/15/23...................................   6,440   6,090,913
Total Capital International SA
    3.750%, 04/10/24...................................  10,000  10,341,480
Total Capital SA
    4.450%, 06/24/20...................................   3,000   3,323,214
Toyota Motor Credit Corp.
    4.250%, 01/11/21...................................   1,200   1,308,956
    3.300%, 01/12/22...................................  10,165  10,446,550

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
TransAlta Corp.
#   4.500%, 11/15/22................................ $     6,038 $    6,123,824
TransCanada PipeLines, Ltd.
#   3.800%, 10/01/20................................       2,000      2,124,932
    2.500%, 08/01/22................................       5,112      4,902,265
Travelers Cos., Inc. (The)
    3.900%, 11/01/20................................       4,200      4,509,557
Tyson Foods, Inc.
    4.500%, 06/15/22................................       4,000      4,206,968
UBS AG
#   4.875%, 08/04/20................................       5,928      6,647,404
Unilever Capital Corp.
    4.250%, 02/10/21................................       3,500      3,849,867
United Parcel Service, Inc.
    3.125%, 01/15/21................................       2,000      2,072,350
United Technologies Corp.
    4.500%, 04/15/20................................       1,925      2,131,169
UnitedHealth Group, Inc.
#   2.750%, 02/15/23................................       7,750      7,467,117
Unum Group
    5.625%, 09/15/20................................       3,500      3,998,575
US Bancorp
    3.000%, 03/15/22................................       3,000      3,015,426
Valero Energy Corp.
    9.375%, 03/15/19................................       2,375      3,085,282
Verizon Communications, Inc.
    4.600%, 04/01/21................................       4,050      4,429,663
    5.150%, 09/15/23................................       9,000      9,947,448
VF Corp.
    3.500%, 09/01/21................................       2,000      2,075,912
Viacom, Inc.
#   4.500%, 03/01/21................................       2,900      3,142,669
Vodafone Group P.L.C.
    4.375%, 03/16/21................................       4,500      4,876,069
#   2.500%, 09/26/22................................       9,000      8,419,806
Wal-Mart Stores, Inc.
#   3.625%, 07/08/20................................       3,075      3,290,358
    4.250%, 04/15/21................................       4,000      4,398,164
    2.550%, 04/11/23................................       5,000      4,779,660
Walgreen Co.
    5.250%, 01/15/19................................       1,320      1,482,621
#   3.100%, 09/15/22................................       2,124      2,074,201
Walt Disney Co. (The)
    2.550%, 02/15/22................................       4,000      3,918,316
Waste Management, Inc.
#   4.600%, 03/01/21................................       2,860      3,151,983
WellPoint, Inc.
#   3.125%, 05/15/22................................       4,900      4,840,347
Wells Fargo & Co.
    4.600%, 04/01/21................................       2,100      2,320,849
#   3.500%, 03/08/22................................       9,700      9,984,802
Western Union Co. (The)
#   5.253%, 04/01/20................................       3,568      3,918,581

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
Westpac Banking Corp.
    4.875%, 11/19/19................................ $     2,250 $    2,523,602
Whirlpool Corp.
    4.700%, 06/01/22................................       3,000      3,237,252
Williams Partners L.P.
    4.000%, 11/15/21................................       3,500      3,656,460
    3.350%, 08/15/22................................       1,300      1,287,047
Wisconsin Electric Power Co.
    2.950%, 09/15/21................................       6,675      6,767,789
Wisconsin Power & Light Co.
    5.000%, 07/15/19................................         500        563,874
WR Berkley Corp.
    5.375%, 09/15/20................................         800        894,374
Wyndham Worldwide Corp.
    3.900%, 03/01/23................................       3,027      3,013,115
Xerox Corp.
#   4.500%, 05/15/21................................       5,000      5,363,615
Yum! Brands, Inc.
#   3.750%, 11/01/21................................       5,830      5,985,795
Zimmer Holdings, Inc.
    4.625%, 11/30/19................................       2,500      2,745,140
Zoetis, Inc.
    3.250%, 02/01/23................................       3,000      2,959,794
                                                                 --------------
TOTAL BONDS.........................................              1,755,789,301
                                                                 --------------

                                                       SHARES/
                                                     FACE AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (16.4%)
(S)@ DFA Short Term Investment Fund.................  30,951,582    358,109,808
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,163,962,180)^^...........................             $2,185,686,312
                                                                 ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $   71,787,203   --    $   71,787,203
Bonds............................   --     1,755,789,301   --     1,755,789,301
Securities Lending Collateral....   --       358,109,808   --       358,109,808
Forward Currency Contracts**.....   --           231,229   --           231,229
                                    --    --------------   --    --------------
TOTAL............................   --    $2,185,917,541   --    $2,185,917,541
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 97,735,056 $1,049,674,502 Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 68,842,541    861,220,188
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 10,571,223 114,592,062 Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc................ 10,401,812    110,883,311
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $2,128,747,707)...........................             2,136,370,063
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.068%
  (Cost $8,841,728)..................................  8,841,728      8,841,728
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,137,589,435)^^.........................            $2,145,211,791
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $2,136,370,063   --      --    $2,136,370,063
Temporary Cash Investments.......      8,841,728   --      --         8,841,728
                                  --------------   --      --    --------------
TOTAL............................ $2,145,211,791   --      --    $2,145,211,791
                                  ==============   ==      ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)        VALUE+
                                                     ----------- --------------
U.S. TREASURY OBLIGATIONS -- (99.6%)
Treasury Inflation Protected Security
   2.125%, 01/15/19................................. $   105,800 $  130,726,608
   1.875%, 07/15/19.................................     224,000    278,211,193
   1.375%, 01/15/20.................................     169,300    202,483,388
   1.250%, 07/15/20.................................     170,600    202,200,569
   1.125%, 01/15/21.................................     214,500    250,597,372
   0.625%, 07/15/21.................................     171,500    189,232,832
   0.125%, 01/15/22.................................     100,000    105,163,686
   0.125%, 07/15/22.................................     100,500    104,054,712
   0.125%, 01/15/23.................................     164,800    168,388,328
   0.375%, 07/15/23.................................     101,000    104,737,289
   2.375%, 01/15/25.................................      78,000    118,687,556
   2.000%, 01/15/26.................................      76,800    108,079,851
   2.375%, 01/15/27.................................      83,000    119,854,284
   1.750%, 01/15/28.................................      50,700     66,265,391
   3.625%, 04/15/28.................................      80,500    166,100,523
   2.500%, 01/15/29.................................      61,000     85,329,731
   3.875%, 04/15/29.................................      88,745    187,592,177
   3.375%, 04/15/32.................................      13,000     25,158,000
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,612,863,490
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional U.S. Government Money
     Market Fund....................................  11,439,215     11,439,215
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,529,459,629)^^.................................             $2,624,302,705
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 U.S. Treasury Obligations...          -- $2,612,863,490   --    $2,612,863,490
 Temporary Cash Investments.. $11,439,215             --   --        11,439,215
                              ----------- --------------   --    --------------
 TOTAL....................... $11,439,215 $2,612,863,490   --    $2,624,302,705
                              =========== ==============   ==    ==============

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (92.7%)

AUSTRALIA -- (4.7%)
Australia & New Zealand Banking Group, Ltd.
   1.250%, 06/13/17........................................ $5,000  $ 4,995,265
   1.875%, 10/06/17........................................    358      363,154
   1.450%, 05/15/18........................................    358      353,033
BHP Billiton Finance USA, Ltd.
   1.875%, 11/21/16........................................  1,300    1,329,874
   1.625%, 02/24/17........................................    824      836,973
Commonwealth Bank of Australia
   1.125%, 03/13/17........................................  4,000    3,988,512
   1.900%, 09/18/17........................................    787      796,825
   2.500%, 09/20/18........................................    916      933,260
   2.250%, 03/13/19........................................  5,000    5,014,870
National Australia Bank, Ltd.
   1.300%, 07/25/16........................................    250      252,165
Rio Tinto Finance USA, Ltd.
   2.500%, 05/20/16........................................    597      614,455
   2.250%, 09/20/16........................................    572      587,159
Westpac Banking Corp.
   3.000%, 12/09/15........................................    465      480,198
   1.200%, 05/19/17........................................  2,800    2,793,585
   2.000%, 08/14/17........................................    501      509,891
                                                                    -----------
TOTAL AUSTRALIA............................................          23,849,219
                                                                    -----------
AUSTRIA -- (0.4%)
Austria Government International Bond
   1.750%, 06/17/16........................................    215      219,631
Oesterreichische Kontrollbank AG
   1.750%, 10/05/15........................................    136      138,217
   2.000%, 06/03/16........................................    272      279,029
   1.125%, 05/29/18........................................  1,431    1,405,660
                                                                    -----------
TOTAL AUSTRIA..............................................           2,042,537
                                                                    -----------
BELGIUM -- (0.0%)
Belgium Government International Bond
   2.750%, 03/05/15........................................    143      145,055
                                                                    -----------
CANADA -- (7.9%)
Bank of Montreal
   2.375%, 01/25/19........................................     24       24,248
Bank of Nova Scotia
   3.400%, 01/22/15........................................    143      145,074
   2.900%, 03/29/16........................................    715      740,683
British Columbia, Province of Canada
   2.850%, 06/15/15........................................    286      292,328
   2.100%, 05/18/16........................................    358      367,789
   1.200%, 04/25/17........................................    715      717,990

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
CANADA -- (Continued)
Canada Government International Bond
   0.875%, 02/14/17........................................ $  715  $   714,045
Canadian Imperial Bank of Commerce
   0.900%, 10/01/15........................................    813      816,496
Canadian National Railway Co.
   1.450%, 12/15/16........................................  2,036    2,056,549
Canadian Natural Resources, Ltd.
   5.700%, 05/15/17........................................    588      654,951
Encana Corp.
   5.900%, 12/01/17........................................    460      520,563
Export Development Canada
   2.250%, 05/28/15........................................     70       71,136
   1.250%, 10/26/16........................................    785      793,925
Manitoba, Province of Canada
   2.625%, 07/15/15........................................    572      584,480
Ontario, Province of Canada
   4.950%, 11/28/16........................................    715      781,865
   1.100%, 10/25/17........................................  4,000    3,965,616
   1.200%, 02/14/18........................................  1,431    1,414,153
Petro-Canada
   6.050%, 05/15/18........................................    429      492,887
Potash Corp. of Saskatchewan, Inc.
   3.750%, 09/30/15........................................  1,315    1,362,723
   3.250%, 12/01/17........................................    123      129,790
Royal Bank of Canada
   2.300%, 07/20/16........................................    393      404,616
   1.450%, 09/09/16........................................    871      881,167
   1.500%, 01/16/18........................................  7,000    6,966,904
   2.200%, 07/27/18........................................  4,000    4,063,992
   2.150%, 03/15/19........................................  1,700    1,705,074
Suncor Energy, Inc.
   6.100%, 06/01/18........................................    707      813,370
Teck Resources, Ltd.
   2.500%, 02/01/18........................................    925      937,023
Thomson Reuters Corp.
   1.300%, 02/23/17........................................  1,300    1,296,793
Toronto-Dominion Bank (The)
   2.375%, 10/19/16........................................    215      221,927
   1.125%, 05/02/17........................................  5,000    4,980,670
   2.625%, 09/10/18........................................    715      732,161
TransCanada PipeLines, Ltd.
   0.875%, 03/02/15........................................    279      279,820
   3.400%, 06/01/15........................................    429      439,258
                                                                    -----------
TOTAL CANADA...............................................          40,370,066
                                                                    -----------
DENMARK -- (0.2%)
Kommunekredit
   1.125%, 03/15/18........................................    715      706,034
                                                                    -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
FINLAND -- (1.5%)
Finland Government International Bond
   2.250%, 03/17/16........................................ $  501  $   515,018
Municipality Finance P.L.C.
   2.375%, 05/16/16........................................  1,432    1,476,372
   1.125%, 04/17/18........................................  5,789    5,706,125
                                                                    -----------
TOTAL FINLAND..............................................           7,697,515
                                                                    -----------
FRANCE -- (2.7%)
BNP Paribas SA
   3.250%, 03/11/15........................................    286      290,736
   1.250%, 12/12/16........................................  1,431    1,432,447
   2.375%, 09/14/17........................................    252      256,906
Caisse d'Amortissement de la Dette Sociale
   2.375%, 03/31/16........................................    358      368,679
   2.125%, 04/12/17........................................  1,059    1,088,078
Orange SA
   2.125%, 09/16/15........................................    465      471,421
   2.750%, 09/14/16........................................  1,000    1,033,945
Sanofi
   1.250%, 04/10/18........................................    744      732,321
Societe de Financement de l'Economie Francaise
   2.875%, 09/22/14........................................    215      215,753
Societe Generale SA
   2.750%, 10/12/17........................................  1,772    1,825,619
Total Capital International SA
   2.125%, 01/10/19........................................    781      786,718
   2.100%, 06/19/19........................................  5,000    4,981,970
Total Capital SA
   3.125%, 10/02/15........................................    358      368,644
                                                                    -----------
TOTAL FRANCE...............................................          13,853,237
                                                                    -----------
GERMANY -- (2.8%)
Deutsche Bank AG
   3.875%, 08/18/14........................................    229      229,300
   3.250%, 01/11/16........................................  1,000    1,034,754
   6.000%, 09/01/17........................................    862      973,901
FMS Wertmanagement AoeR
   1.000%, 11/21/17........................................  8,789    8,705,997
KFW
   2.000%, 06/01/16........................................     72       73,845
   4.875%, 01/17/17........................................    358      392,282
   1.250%, 02/15/17........................................  1,002    1,009,773
   0.875%, 09/05/17........................................    358      354,367
Landeskreditbank Baden-Wuerttemberg Foerderbank
   2.250%, 07/15/16........................................    558      574,602

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
GERMANY -- (Continued)
Landwirtschaftliche Rentenbank
   0.875%, 09/12/17........................................ $  901  $   892,549
                                                                    -----------
TOTAL GERMANY..............................................          14,241,370
                                                                    -----------
ITALY -- (0.4%)
Intesa Sanpaolo SpA
   3.875%, 01/16/18........................................  2,000    2,084,778
                                                                    -----------
JAPAN -- (2.2%)
Development Bank of Japan, Inc.
   2.875%, 04/20/15........................................    100      101,808
   1.875%, 10/03/18........................................    594      595,699
Japan Bank for International Cooperation
   2.250%, 07/13/16........................................    358      368,959
   1.750%, 07/31/18........................................    358      358,941
Japan Finance Organization for Municipalities
   1.375%, 02/05/18........................................  5,000    4,951,050
Nippon Telegraph & Telephone Corp.
   1.400%, 07/18/17........................................    102      102,298
Nomura Holdings, Inc.
   5.000%, 03/04/15........................................    215      219,938
   2.000%, 09/13/16........................................  1,528    1,550,260
Sumitomo Mitsui Banking Corp.
   2.450%, 01/10/19........................................  2,673    2,703,127
                                                                    -----------
TOTAL JAPAN................................................          10,952,080
                                                                    -----------
NETHERLANDS -- (3.3%)
Bank Nederlandse Gemeenten
   1.375%, 09/27/17........................................  1,002    1,004,573
   1.375%, 03/19/18........................................  1,790    1,782,153
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   2.125%, 10/13/15........................................  1,178    1,200,289
   1.700%, 03/19/18........................................  5,000    4,994,450
   2.250%, 01/14/19........................................  3,356    3,384,117
Diageo Finance BV
   3.250%, 01/15/15........................................    358      362,665
Koninklijke Philips NV
   5.750%, 03/11/18........................................  1,164    1,324,360
Nederlandse Waterschapsbank NV
   3.000%, 03/17/15........................................    215      218,591
   2.125%, 06/16/16........................................    429      440,882
Shell International Finance BV
   1.125%, 08/21/17........................................    358      356,467
   2.000%, 11/15/18........................................  1,574    1,588,734
                                                                    -----------
TOTAL NETHERLANDS..........................................          16,657,281
                                                                    -----------

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
NORWAY -- (0.7%)
Kommunalbanken A.S.
   2.375%, 01/19/16......................................   $   108 $   110,966
   1.000%, 09/26/17......................................       286     283,393
   1.000%, 03/15/18......................................     2,146   2,108,385
Statoil ASA
   1.200%, 01/17/18......................................       168     166,426
   1.150%, 05/15/18......................................       236     231,256
   1.950%, 11/08/18......................................       715     716,548
                                                                    -----------
TOTAL NORWAY.............................................             3,616,974
                                                                    -----------
SINGAPORE -- (0.1%)
Singapore Government Bond
   2.500%, 06/01/19...................................... SGD   665     564,230
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.3%)
African Development Bank
   1.125%, 03/15/17......................................       501     502,758
Asian Development Bank
   1.125%, 03/15/17......................................       358     359,393
   1.750%, 09/11/18......................................       639     644,353
   1.875%, 04/12/19......................................     5,000   5,018,450
Council Of Europe Development Bank
   1.500%, 06/19/17......................................       930     940,134
EUROFIMA
   5.250%, 04/07/16......................................       358     385,752
European Bank for Reconstruction & Development
   2.750%, 04/20/15......................................       143     145,528
European Investment Bank
   4.875%, 01/17/17......................................       358     392,099
   1.625%, 06/15/17......................................     5,286   5,367,912
   1.125%, 09/15/17......................................       215     214,484
Inter-American Development Bank
   1.125%, 03/15/17......................................        59      59,517
   0.875%, 03/15/18......................................       715     701,359
International Bank for Reconstruction & Development
   2.375%, 05/26/15......................................       143     145,582
   1.000%, 09/15/16......................................       143     143,997
   0.875%, 04/17/17......................................       859     858,838
International Finance Corp.
   0.875%, 06/15/18......................................       215     209,756
Nordic Investment Bank
   0.750%, 01/17/18......................................       787     771,800
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............            16,861,712
                                                                    -----------
SWEDEN -- (1.6%)
Kommuninvest I Sverige AB
   1.000%, 10/24/17......................................     1,776   1,759,064

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
SWEDEN -- (Continued)
Svensk Exportkredit AB
   2.125%, 07/13/16......................................   $   715 $   735,107
   1.750%, 05/30/17......................................     4,358   4,433,180
Svenska Handelsbanken AB
   2.875%, 04/04/17......................................       700     729,166
   2.500%, 01/25/19......................................       358     364,672
                                                                    -----------
TOTAL SWEDEN.............................................             8,021,189
                                                                    -----------
SWITZERLAND -- (1.0%)
Credit Suisse
   1.375%, 05/26/17......................................     2,000   1,994,302
Credit Suisse New York
   3.500%, 03/23/15......................................       250     254,657
Noble Holding International, Ltd.
   2.500%, 03/15/17......................................       778     794,851
UBS AG
   3.875%, 01/15/15......................................       353     358,458
   5.875%, 12/20/17......................................       372     422,740
   5.750%, 04/25/18......................................     1,000   1,137,632
                                                                    -----------
TOTAL SWITZERLAND........................................             4,962,640
                                                                    -----------
UNITED KINGDOM -- (4.1%)
Barclays Bank P.L.C.
   2.500%, 02/20/19......................................     1,000   1,009,369
BP Capital Markets P.L.C.
   3.125%, 10/01/15......................................       408     420,150
   2.248%, 11/01/16......................................     1,651   1,697,751
   1.846%, 05/05/17......................................       250     254,227
British Telecommunications P.L.C.
   2.000%, 06/22/15......................................       874     885,200
   1.250%, 02/14/17......................................       272     271,568
Diageo Capital P.L.C.
   1.500%, 05/11/17......................................       890     897,027
Ensco P.L.C.
   3.250%, 03/15/16......................................     1,375   1,426,646
GlaxoSmithKline Capital P.L.C.
   1.500%, 05/08/17......................................     1,498   1,511,218
Lloyds Bank P.L.C.
   4.875%, 01/21/16......................................     1,002   1,062,610
   4.200%, 03/28/17......................................       780     838,345
Network Rail Infrastructure Finance P.L.C.
   1.250%, 08/31/16......................................       329     332,644
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15......................................     1,288   1,312,393
United Kingdom Gilt
   1.750%, 07/22/19...................................... GBP 4,350   7,251,861
Vodafone Group P.L.C.
   5.625%, 02/27/17......................................       358     395,835

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   1.250%, 09/26/17........................................ $ 1,500 $ 1,483,798
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          21,050,642
                                                                    -----------
UNITED STATES -- (55.8%)
3M Co.
   1.375%, 09/29/16........................................     715     725,492
   1.000%, 06/26/17........................................     501     499,736
ABB Finance USA, Inc.
   1.625%, 05/08/17........................................     189     190,605
AbbVie, Inc.
   1.200%, 11/06/15........................................     358     359,887
ACE INA Holdings, Inc.
   5.600%, 05/15/15........................................     255     265,068
   2.600%, 11/23/15........................................   1,216   1,245,903
Actavis, Inc.
   1.875%, 10/01/17........................................   1,276   1,279,936
Adobe Systems, Inc.
   3.250%, 02/01/15........................................     715     724,949
Aetna, Inc.
   2.200%, 03/15/19........................................   1,340   1,336,974
Aflac, Inc.
   3.450%, 08/15/15........................................     134     138,077
   2.650%, 02/15/17........................................   1,515   1,567,084
Agilent Technologies, Inc.
   6.500%, 11/01/17........................................     907   1,038,695
Air Products & Chemicals, Inc.
   2.000%, 08/02/16........................................     919     941,259
Allergan, Inc.
   5.750%, 04/01/16........................................      40      42,987
Altria Group, Inc.
   4.125%, 09/11/15........................................     610     632,808
Amazon.com, Inc.
   0.650%, 11/27/15........................................     382     382,467
American Express Credit Corp.
   2.800%, 09/19/16........................................   1,481   1,538,543
American Honda Finance Corp.
   2.125%, 10/10/18........................................   2,196   2,217,371
American International Group, Inc.
   5.600%, 10/18/16........................................     968   1,062,611
   5.850%, 01/16/18........................................     556     629,705
Ameriprise Financial, Inc.
   5.650%, 11/15/15........................................      72      76,385
Amgen, Inc.
   4.850%, 11/18/14........................................     398     403,242
   2.125%, 05/15/17........................................   1,000   1,021,085
Anadarko Petroleum Corp.
   5.950%, 09/15/16........................................   1,355   1,491,564
Anheuser-Busch Cos., LLC
   5.000%, 01/15/15........................................     143     145,948
   5.050%, 10/15/16........................................     379     412,236

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17........................................ $ 1,717 $ 1,722,749
Aon Corp.
   3.500%, 09/30/15........................................   1,715   1,767,692
Apache Corp.
   5.625%, 01/15/17........................................     527     582,888
   1.750%, 04/15/17........................................     358     362,929
Apple, Inc.
   1.000%, 05/03/18........................................  10,572  10,337,936
   2.100%, 05/06/19........................................   4,000   3,992,472
Applied Materials, Inc.
   2.650%, 06/15/16........................................     297     306,703
Assurant, Inc.
   2.500%, 03/15/18........................................     715     719,881
AT&T, Inc.
   2.500%, 08/15/15........................................     810     825,937
   2.400%, 08/15/16........................................     465     479,116
   1.600%, 02/15/17........................................     358     362,103
Autodesk, Inc.
   1.950%, 12/15/17........................................      75      75,417
AutoZone, Inc.
   6.950%, 06/15/16........................................      54      59,764
   1.300%, 01/13/17........................................   1,035   1,035,475
Avnet, Inc.
   6.000%, 09/01/15........................................     143     150,358
Baker Hughes, Inc.
   7.500%, 11/15/18........................................      66      80,480
Bank of America Corp.
   4.500%, 04/01/15........................................     715     733,646
   3.750%, 07/12/16........................................     715     750,122
   2.000%, 01/11/18........................................     415     414,702
Bank of New York Mellon Corp. (The)
   2.950%, 06/18/15........................................     452     462,011
   2.100%, 01/15/19........................................   1,000     999,725
   2.200%, 05/15/19........................................   1,500   1,497,840
Baxter International, Inc.
   1.850%, 06/15/18........................................   1,400   1,400,687
BB&T Corp.
   2.150%, 03/22/17........................................     411     420,258
   1.450%, 01/12/18........................................     141     139,861
Beam Suntory, Inc.
   1.750%, 06/15/18........................................   1,431   1,404,330
Becton Dickinson and Co.
   1.750%, 11/08/16........................................   1,882   1,914,158
Bemis Co., Inc.
   5.650%, 08/01/14........................................     143     143,000
Berkshire Hathaway Finance Corp.
   0.950%, 08/15/16........................................     715     717,208
   1.600%, 05/15/17........................................      72      72,984
   1.300%, 05/15/18........................................   7,264   7,157,662

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Berkshire Hathaway, Inc.
   2.200%, 08/15/16......................................... $  358  $  368,492
   1.900%, 01/31/17.........................................    358     365,459
Boeing Capital Corp.
   2.900%, 08/15/18.........................................    546     569,801
Boston Scientific Corp.
   6.400%, 06/15/16.........................................     72      78,917
Branch Banking & Trust Co.
   2.300%, 10/15/18.........................................  1,073   1,087,696
Bristol-Myers Squibb Co.
   1.750%, 03/01/19.........................................  1,500   1,480,347
Brown-Forman Corp.
   1.000%, 01/15/18.........................................    495     483,234
Buckeye Partners L.P.
   2.650%, 11/15/18.........................................    261     263,941
Campbell Soup Co.
   3.050%, 07/15/17.........................................  1,500   1,568,097
Capital One Bank USA NA
   2.300%, 06/05/19.........................................  2,000   1,991,660
Capital One Financial Corp.
   2.150%, 03/23/15.........................................    214     216,228
   2.450%, 04/24/19.........................................    900     901,109
Cardinal Health, Inc.
   1.700%, 03/15/18.........................................  1,919   1,898,593
CareFusion Corp.
   1.450%, 05/15/17.........................................  1,650   1,644,538
Caterpillar Financial Services Corp.
   4.750%, 02/17/15.........................................    250     255,875
   2.650%, 04/01/16.........................................    572     591,034
   1.000%, 11/25/16.........................................    715     717,015
   2.450%, 09/06/18.........................................    545     558,099
CBS Corp.
   1.950%, 07/01/17.........................................    621     629,822
Celgene Corp.
   2.450%, 10/15/15.........................................    297     302,275
CenterPoint Energy Resources Corp.
   6.125%, 11/01/17.........................................     39      44,562
CF Industries, Inc.
   6.875%, 05/01/18.........................................    913   1,064,226
Charles Schwab Corp. (The)
   2.200%, 07/25/18.........................................    372     376,844
Chevron Corp.
   1.104%, 12/05/17.........................................    383     379,767
   1.718%, 06/24/18.........................................  1,907   1,917,620
Cigna Corp.
   2.750%, 11/15/16.........................................    739     766,074
Citigroup, Inc.
   4.450%, 01/10/17.........................................    501     537,277
   6.000%, 08/15/17.........................................    501     563,699
   2.500%, 09/26/18.........................................    501     506,682

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
CNA Financial Corp.
   6.500%, 08/15/16......................................... $2,000  $2,215,716
Coca-Cola Co. (The)
   1.500%, 11/15/15.........................................    381     385,620
   1.150%, 04/01/18.........................................  5,000   4,930,650
   1.650%, 11/01/18.........................................  1,488   1,482,444
Colgate-Palmolive Co.
   1.500%, 11/01/18.........................................    393     386,997
Comcast Corp.
   6.500%, 01/15/17.........................................  1,122   1,269,220
   6.300%, 11/15/17.........................................    286     330,549
   5.700%, 05/15/18.........................................    501     573,585
Comerica, Inc.
   3.000%, 09/16/15.........................................    143     146,665
   2.125%, 05/23/19.........................................  1,450   1,443,639
Computer Sciences Corp.
   6.500%, 03/15/18.........................................    669     765,648
ConAgra Foods, Inc.
   1.900%, 01/25/18.........................................  1,471   1,470,560
ConocoPhillips Co.
   1.050%, 12/15/17.........................................  1,334   1,319,206
Constellation Energy Group, Inc.
   4.550%, 06/15/15.........................................    695     717,941
Costco Wholesale Corp.
   1.125%, 12/15/17.........................................  1,216   1,205,895
CR Bard, Inc.
   1.375%, 01/15/18.........................................    277     274,249
Crane Co.
   2.750%, 12/15/18.........................................    608     618,735
Credit Suisse USA, Inc.
   4.875%, 01/15/15.........................................    286     291,607
CVS Caremark Corp.
   3.250%, 05/18/15.........................................    360     367,811
   5.750%, 06/01/17.........................................     35      39,241
Daimler Finance North America LLC
   1.450%, 08/01/16.........................................  1,500   1,514,262
DCP Midstream Operating L.P.
   2.700%, 04/01/19.........................................  1,035   1,043,495
Devon Energy Corp.
   1.200%, 12/15/16.........................................  2,000   2,002,030
Diamond Offshore Drilling, Inc.
   4.875%, 07/01/15.........................................    111     115,483
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   3.550%, 03/15/15.........................................    644     656,307
Discovery Communications LLC
   3.700%, 06/01/15.........................................  2,000   2,053,008
Dollar General Corp.
   1.875%, 04/15/18.........................................    921     911,343
Dominion Resources, Inc.
   1.950%, 08/15/16.........................................  1,073   1,093,494

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
   6.000%, 11/30/17......................................... $  140  $  159,889
Dover Corp.
   4.875%, 10/15/15.........................................    429     450,389
Dow Chemical Co. (The)
   2.500%, 02/15/16.........................................  1,297   1,328,892
Dr. Pepper Snapple Group, Inc.
   2.900%, 01/15/16.........................................    861     887,843
Duke Energy Corp.
   3.350%, 04/01/15.........................................    159     161,974
   1.625%, 08/15/17.........................................    794     800,014
   2.100%, 06/15/18.........................................  1,300   1,307,614
Eastman Chemical Co.
   3.000%, 12/15/15.........................................    317     326,350
   2.400%, 06/01/17.........................................    608     623,421
eBay, Inc.
   1.625%, 10/15/15.........................................    165     167,235
   1.350%, 07/15/17.........................................    123     123,164
Ecolab, Inc.
   1.000%, 08/09/15.........................................    715     717,859
Edwards Lifesciences Corp.
   2.875%, 10/15/18.........................................  1,000   1,015,561
EI du Pont de Nemours & Co.
   3.250%, 01/15/15.........................................    429     434,587
   6.000%, 07/15/18.........................................    708     819,657
EMC Corp.
   1.875%, 06/01/18.........................................  1,767   1,764,613
Enbridge Energy Partners L.P.
   5.875%, 12/15/16.........................................     72      79,694
Energy Transfer Partners L.P.
   5.950%, 02/01/15.........................................  1,325   1,359,307
Enterprise Products Operating LLC
   5.000%, 03/01/15.........................................     72      73,854
   1.250%, 08/13/15.........................................    215     216,083
   3.200%, 02/01/16.........................................    358     370,820
EOG Resources, Inc.
   2.950%, 06/01/15.........................................    358     365,322
   2.500%, 02/01/16.........................................    182     186,663
   5.875%, 09/15/17.........................................    705     799,357
Exelon Corp.
   4.900%, 06/15/15.........................................    966   1,001,109
Express Scripts Holding Co.
   3.125%, 05/15/16.........................................  1,930   2,005,336
Exxon Mobil Corp.
   0.921%, 03/15/17.........................................  5,000   4,993,210
   1.819%, 03/15/19.........................................  5,472   5,478,501
Fifth Third Bancorp
   3.625%, 01/25/16.........................................  1,051   1,094,191
FMC Technologies, Inc.
   2.000%, 10/01/17.........................................  1,120   1,132,039
Ford Motor Credit Co. LLC
   5.000%, 05/15/18.........................................  1,524   1,678,610

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Freeport-McMoRan, Inc.
   2.150%, 03/01/17......................................... $  299  $  304,350
GATX Corp.
   1.250%, 03/04/17.........................................  1,500   1,490,397
General Dynamics Corp.
   1.000%, 11/15/17.........................................    551     543,397
General Electric Capital Corp.
   3.750%, 11/14/14.........................................    215     217,018
   2.250%, 11/09/15.........................................    143     146,112
   2.950%, 05/09/16.........................................    286     297,287
   1.600%, 11/20/17.........................................  3,000   3,011,625
Genworth Holdings, Inc.
   6.515%, 05/22/18.........................................     34      39,112
Georgia Power Co.
   0.750%, 08/10/15.........................................  1,028   1,030,664
   5.250%, 12/15/15.........................................    217     229,996
Goldman Sachs Group, Inc. (The)
   5.125%, 01/15/15.........................................    422     430,576
   3.625%, 02/07/16.........................................  1,073   1,115,704
   6.250%, 09/01/17.........................................     71      80,449
Google, Inc.
   2.125%, 05/19/16.........................................  1,052   1,080,763
Halliburton Co.
   1.000%, 08/01/16.........................................    651     654,258
Hartford Financial Services Group, Inc. (The)
   4.000%, 03/30/15.........................................    143     146,280
Hershey Co. (The)
   4.850%, 08/15/15.........................................     36      37,630
   1.500%, 11/01/16.........................................    358     363,860
Hewlett-Packard Co.
   2.200%, 12/01/15.........................................  1,379   1,405,507
   2.600%, 09/15/17.........................................     72      74,223
   5.500%, 03/01/18.........................................    358     403,008
   2.750%, 01/14/19.........................................    340     345,967
Hillshire Brands Co. (The)
   2.750%, 09/15/15.........................................     72      73,102
Home Depot, Inc. (The)
   5.400%, 03/01/16.........................................     64      68,741
HSBC Finance Corp.
   5.500%, 01/19/16.........................................    143     152,499
HSBC USA, Inc.
   1.625%, 01/16/18.........................................  1,130   1,127,865
Huntington Bancshares, Inc.
   2.600%, 08/02/18.........................................  1,043   1,056,533
Intel Corp.
   1.950%, 10/01/16.........................................    859     880,045
International Business Machines Corp.
   1.250%, 02/08/18.........................................    100      99,143
   1.950%, 02/12/19.........................................    537     537,426

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Intuit, Inc.
   5.750%, 03/15/17......................................... $1,300  $1,444,164
Jefferies Group LLC
   5.125%, 04/13/18.........................................    134     146,062
John Deere Capital Corp.
   2.000%, 01/13/17.........................................    472     482,725
   1.200%, 10/10/17.........................................  1,074   1,067,875
Johnson & Johnson
   2.150%, 05/15/16.........................................    143     146,974
Johnson Controls, Inc.
   5.500%, 01/15/16.........................................    450     480,203
   2.600%, 12/01/16.........................................    401     414,544
JPMorgan Chase & Co.
   3.400%, 06/24/15.........................................    179     183,562
   3.150%, 07/05/16.........................................    859     894,201
   2.000%, 08/15/17.........................................    125     126,699
   2.350%, 01/28/19.........................................  1,000   1,005,447
Kellogg Co.
   1.875%, 11/17/16.........................................    371     377,608
   1.750%, 05/17/17.........................................    314     316,912
KeyBank NA
   1.100%, 11/25/16.........................................    859     860,201
KeyCorp
   3.750%, 08/13/15.........................................  1,275   1,316,213
Kimberly-Clark Corp.
   1.900%, 05/22/19.........................................  2,000   1,985,290
Kinder Morgan Energy Partners L.P.
   3.500%, 03/01/16.........................................    787     816,656
Kohl's Corp.
   6.250%, 12/15/17.........................................    358     409,486
Kraft Foods Group, Inc.
   1.625%, 06/04/15.........................................    838     845,659
Kroger Co. (The)
   1.200%, 10/17/16.........................................    480     480,662
   6.400%, 08/15/17.........................................  1,170   1,334,635
Laboratory Corp. of America Holdings
   2.200%, 08/23/17.........................................  1,633   1,654,544
Lockheed Martin Corp.
   2.125%, 09/15/16.........................................     95      97,546
Loews Corp.
   5.250%, 03/15/16.........................................    143     153,055
Lorillard Tobacco Co.
   2.300%, 08/21/17.........................................  1,797   1,824,632
Lowe's Cos., Inc.
   5.000%, 10/15/15.........................................    715     751,810
Marathon Oil Corp.
   0.900%, 11/01/15.........................................  1,274   1,277,353
Marsh & McLennan Cos., Inc.
   5.750%, 09/15/15.........................................     62      65,357
   2.300%, 04/01/17.........................................    650     662,305

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
MasterCard, Inc.
   2.000%, 04/01/19......................................... $2,550  $2,540,789
McDonald's Corp.
   5.350%, 03/01/18.........................................    286     322,118
McKesson Corp.
   1.400%, 03/15/18.........................................    740     727,103
Medtronic, Inc.
   3.000%, 03/15/15.........................................    465     472,626
Merck Sharp & Dohme Corp.
   4.750%, 03/01/15.........................................    215     220,450
MetLife, Inc.
   5.000%, 06/15/15.........................................    358     372,146
Microsoft Corp.
   2.500%, 02/08/16.........................................    787     811,211
Molson Coors Brewing Co.
   2.000%, 05/01/17.........................................     70      71,032
Monsanto Co.
   1.850%, 11/15/18.........................................  2,155   2,143,404
Morgan Stanley
   3.800%, 04/29/16.........................................    100     104,752
   4.750%, 03/22/17.........................................  1,829   1,979,818
Motorola Solutions, Inc.
   6.000%, 11/15/17.........................................     72      81,363
MUFG Union Bank NA
   3.000%, 06/06/16.........................................  1,996   2,073,405
Mylan, Inc.
   2.550%, 03/28/19.........................................    811     811,639
National City Corp.
   4.900%, 01/15/15.........................................    807     822,816
NetApp, Inc.
   2.000%, 12/15/17.........................................    715     721,183
Newell Rubbermaid, Inc.
   6.250%, 04/15/18.........................................    930   1,059,303
NextEra Energy Capital Holdings, Inc.
   2.600%, 09/01/15.........................................  1,073   1,095,828
Nisource Finance Corp.
   6.400%, 03/15/18.........................................    215     246,566
Novartis Capital Corp.
   2.900%, 04/24/15.........................................    157     159,984
Nucor Corp.
   5.750%, 12/01/17.........................................    172     194,587
NYSE Euronext
   2.000%, 10/05/17.........................................  1,350   1,367,905
Occidental Petroleum Corp.
   2.500%, 02/01/16.........................................    384     394,444
   1.750%, 02/15/17.........................................    705     716,592
Ohio Power Co.
   6.000%, 06/01/16.........................................    143     156,104
Omnicom Group, Inc.
   5.900%, 04/15/16.........................................    707     763,967

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
ONEOK Partners L.P.
   6.150%, 10/01/16......................................... $  836  $  926,601
Oracle Corp.
   5.250%, 01/15/16.........................................    286     305,286
   1.200%, 10/15/17.........................................  1,665   1,655,723
PACCAR Financial Corp.
   0.750%, 08/14/15.........................................    715     717,513
   1.600%, 03/15/17.........................................     33      33,339
PepsiCo, Inc.
   3.100%, 01/15/15.........................................     62      62,766
   0.750%, 03/05/15.........................................    114     114,293
   5.000%, 06/01/18.........................................    670     748,793
   2.250%, 01/07/19.........................................  1,000   1,014,655
Pfizer, Inc.
   1.500%, 06/15/18.........................................  1,252   1,244,924
Philip Morris International, Inc.
   2.500%, 05/16/16.........................................  1,000   1,032,582
   1.625%, 03/20/17.........................................    358     362,116
Plains All American Pipeline L.P. / PAA Finance Corp.
   6.500%, 05/01/18.........................................    225     261,411
PNC Funding Corp.
   2.700%, 09/19/16.........................................  1,000   1,035,538
PPG Industries, Inc.
   1.900%, 01/15/16.........................................    275     279,132
PPL Energy Supply LLC
   5.400%, 08/15/14.........................................     64      64,037
Praxair, Inc.
   1.250%, 11/07/18.........................................    888     864,805
Precision Castparts Corp.
   0.700%, 12/20/15.........................................  2,000   1,999,556
Procter & Gamble Co. (The)
   1.800%, 11/15/15.........................................    358     364,029
Progress Energy, Inc.
   5.625%, 01/15/16.........................................    143     152,800
Prudential Financial, Inc.
   5.100%, 09/20/14.........................................    169     169,980
   3.000%, 05/12/16.........................................  1,294   1,341,210
Quest Diagnostics, Inc.
   5.450%, 11/01/15.........................................     72      75,974
   3.200%, 04/01/16.........................................  1,343   1,389,218
Questar Corp.
   2.750%, 02/01/16.........................................    672     689,127
Qwest Corp.
   7.500%, 10/01/14.........................................    390     394,135
   6.500%, 06/01/17.........................................     72      81,104
Raymond James Financial, Inc.
   4.250%, 04/15/16.........................................  1,000   1,052,566
Raytheon Co.
   6.750%, 03/15/18.........................................    293     340,433

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Republic Services, Inc.
   3.800%, 05/15/18......................................... $  388  $  413,405
Roper Industries, Inc.
   2.050%, 10/01/18.........................................    135     134,563
Ryder System, Inc.
   2.500%, 03/01/18.........................................    250     255,546
Safeway, Inc.
   5.625%, 08/15/14.........................................     72      72,100
   3.400%, 12/01/16.........................................    735     771,199
Sempra Energy
   6.500%, 06/01/16.........................................    921   1,012,290
Southern Power Co.
   4.875%, 07/15/15.........................................    143     148,864
Southwest Airlines Co.
   5.250%, 10/01/14.........................................    215     216,429
Spectra Energy Capital LLC
   5.668%, 08/15/14.........................................    107     107,167
Starbucks Corp.
   0.875%, 12/05/16.........................................    752     751,847
   2.000%, 12/05/18.........................................  1,183   1,185,803
Starwood Hotels & Resorts Worldwide, Inc.
   6.750%, 05/15/18.........................................    367     427,757
State Street Corp.
   2.875%, 03/07/16.........................................    429     444,297
Stryker Corp.
   1.300%, 04/01/18.........................................  1,500   1,474,799
SunTrust Banks, Inc.
   3.600%, 04/15/16.........................................    715     747,555
Symantec Corp.
   2.750%, 06/15/17.........................................    358     366,353
Target Corp.
   6.000%, 01/15/18.........................................  1,400   1,601,491
TD Ameritrade Holding Corp.
   4.150%, 12/01/14.........................................    613     620,360
Tech Data Corp.
   3.750%, 09/21/17.........................................    358     373,540
Texas Instruments, Inc.
   2.375%, 05/16/16.........................................    662     682,346
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15.........................................     93      94,768
   1.850%, 01/15/18.........................................    666     667,800
Time Warner, Inc.
   5.875%, 11/15/16.........................................    893     987,763
Toyota Motor Credit Corp.
   2.800%, 01/11/16.........................................    751     775,406
   2.000%, 09/15/16.........................................    358     366,510
   1.125%, 05/16/17.........................................  3,000   2,993,139
   2.100%, 01/17/19.........................................    572     572,686
Transatlantic Holdings, Inc.
   5.750%, 12/14/15.........................................    100     106,312

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Travelers Cos., Inc. (The)
   5.500%, 12/01/15....................................... $   608 $    646,966
Unilever Capital Corp.
   2.750%, 02/10/16.......................................     650      673,070
   2.200%, 03/06/19.......................................   1,000    1,012,601
Union Pacific Corp.
   2.250%, 02/15/19.......................................   1,400    1,413,766
United Technologies Corp.
   4.875%, 05/01/15.......................................      64       66,125
   1.800%, 06/01/17.......................................   1,006    1,025,264
UnitedHealth Group, Inc.
   5.000%, 08/15/14.......................................     243      243,315
   6.000%, 06/15/17.......................................     200      225,838
   1.400%, 10/15/17.......................................   1,444    1,442,251
US Bancorp
   3.150%, 03/04/15.......................................     215      218,465
   1.950%, 11/15/18.......................................   1,000      999,925
   2.200%, 04/25/19.......................................   2,000    2,003,362
Valero Energy Corp.
   6.125%, 06/15/17.......................................     251      283,245
Verizon Communications, Inc.
   2.000%, 11/01/16.......................................   1,245    1,269,951
Viacom, Inc.
   1.250%, 02/27/15.......................................     165      165,751
   6.250%, 04/30/16.......................................     358      390,710
   2.500%, 12/15/16.......................................     572      588,227
Wal-Mart Stores, Inc.
   0.600%, 04/11/16.......................................     215      215,158
   2.800%, 04/15/16.......................................     572      593,712
   5.375%, 04/05/17.......................................     448      497,577
   1.125%, 04/11/18.......................................  11,351   11,154,208
   1.950%, 12/15/18.......................................     490      492,418
Walgreen Co.
   1.000%, 03/13/15.......................................     990      993,530
   1.800%, 09/15/17.......................................     644      647,914
   5.250%, 01/15/19.......................................      34       38,189
Walt Disney Co. (The)
   1.125%, 02/15/17.......................................   1,214    1,217,816
Waste Management, Inc.
   2.600%, 09/01/16.......................................   1,465    1,513,067
WellPoint, Inc.
   1.250%, 09/10/15.......................................   2,000    2,012,084
   5.875%, 06/15/17.......................................     117      131,285
Wells Fargo & Co.
   1.500%, 07/01/15.......................................     501      506,251
   2.625%, 12/15/16.......................................     762      790,343
   2.100%, 05/08/17.......................................     552      564,697
Western Union Co. (The)
   5.930%, 10/01/16.......................................     566      618,517
Whirlpool Corp.
   7.750%, 07/15/16.......................................     358      402,148

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
UNITED STATES -- (Continued)
Williams Partners L.P.
   3.800%, 02/15/15....................................... $   237 $    240,839
Wyndham Worldwide Corp.
   2.500%, 03/01/18.......................................     743      751,408
Xerox Corp.
   4.250%, 02/15/15.......................................     710      723,977
   2.950%, 03/15/17.......................................   2,000    2,079,782
Xilinx, Inc.
   2.125%, 03/15/19.......................................   2,500    2,488,362
Yum! Brands, Inc.
   6.250%, 04/15/16.......................................     647      703,618
   6.250%, 03/15/18.......................................      58       66,052
                                                                   ------------
TOTAL UNITED STATES.......................................          283,892,829
                                                                   ------------
TOTAL BONDS...............................................          471,569,388
                                                                   ------------
AGENCY OBLIGATIONS -- (5.2%)
Federal Farm Credit Bank
   4.875%, 12/16/15.......................................     138      146,730
Federal Home Loan Bank
   0.500%, 11/20/15.......................................     645      646,365
   4.875%, 05/17/17.......................................   1,180    1,307,053
Federal Home Loan Mortgage Corporation
   5.125%, 10/18/16.......................................     358      393,255
   5.000%, 04/18/17.......................................   1,002    1,109,940
   1.250%, 05/12/17.......................................   5,358    5,392,136
   1.000%, 07/28/17.......................................     429      428,134
   1.000%, 09/29/17.......................................      66       65,600
   3.750%, 03/27/19.......................................   4,000    4,358,504
   1.750%, 05/30/19.......................................   4,000    3,990,848
Federal National Mortgage Association
   4.875%, 12/15/16.......................................   1,073    1,176,161
   1.250%, 01/30/17.......................................     358      361,223
   5.000%, 02/13/17.......................................     358      395,024
   0.750%, 04/20/17.......................................   5,300    5,266,027
   1.875%, 09/18/18.......................................     715      721,421
Tennessee Valley Authority
   1.750%, 10/15/18.......................................     715      715,506
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................           26,473,927
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (2.1%)
Treasury Inflation Protected Security
^^^0.125%,04/15/18........................................   2,200    2,318,185

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
^^^  0.125%, 04/15/19................................... $8,100  $  8,395,914
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................           10,714,099
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $508,627,222)^^.....         $508,757,414
                                                                 ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
 Bonds
    Australia........................   --    $ 23,849,219   --    $ 23,849,219
    Austria..........................   --       2,042,537   --       2,042,537
    Belgium..........................   --         145,055   --         145,055
    Canada...........................   --      40,370,066   --      40,370,066
    Denmark..........................   --         706,034   --         706,034
    Finland..........................   --       7,697,515   --       7,697,515
    France...........................   --      13,853,237   --      13,853,237
    Germany..........................   --      14,241,370   --      14,241,370
    Italy............................   --       2,084,778   --       2,084,778
    Japan............................   --      10,952,080   --      10,952,080
    Netherlands......................   --      16,657,281   --      16,657,281
    Norway...........................   --       3,616,974   --       3,616,974
    Singapore........................   --         564,230   --         564,230
    Supranational Organization
      Obligations....................   --      16,861,712   --      16,861,712
    Sweden...........................   --       8,021,189   --       8,021,189
    Switzerland......................   --       4,962,640   --       4,962,640
    United Kingdom...................   --      21,050,642   --      21,050,642
    United States....................   --     283,892,829   --     283,892,829
 Agency Obligations..................   --      26,473,927   --      26,473,927
 U.S. Treasury Obligations...........   --      10,714,099   --      10,714,099
 Swap Agreements**...................   --       3,606,139   --       3,606,139
 Forward Currency Contracts**........   --         102,827   --         102,827
                                        --    ------------   --    ------------
 TOTAL...............................   --    $512,466,380   --    $512,466,380
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
   MUNICIPAL BONDS -- (97.8%)
   ALABAMA -- (0.6%)
   Alabama State (GO) Series A
      5.000%, 08/01/19.................................. $ 4,500 $ 5,313,690
   Alabama Water Pollution Control Authority (RB)
     Series B
      2.000%, 08/15/14..................................   5,255   5,258,731
   City of Birmingham (GO) Series A (NATL-RE)
      5.000%, 04/01/16..................................   2,800   3,015,208
                                                                 -----------
   TOTAL ALABAMA........................................          13,587,629
                                                                 -----------
   ALASKA -- (0.2%)
   City of Anchorage (GO) Series B (NATL-RE)
      5.000%, 12/01/14..................................   3,440   3,494,042
                                                                 -----------
   ARIZONA -- (1.5%)
   Arizona School Facilities Board (RB)
      5.000%, 01/01/15..................................   1,125   1,147,162
   Arizona State Transportation Board (RB)
      5.000%, 07/01/17..................................   2,105   2,372,672
      5.000%, 07/01/18..................................   5,050   5,840,678
   City of Phoenix (GO) Series A
      5.000%, 07/01/15..................................   1,250   1,304,600
   Maricopa County Community College District (GO)
      3.000%, 07/01/20..................................   6,505   7,035,288
   Pima County (GO)
      3.000%, 07/01/16..................................   1,625   1,704,804
   Salt River Project Agricultural Improvement & Power
     District (RB) Series A
      5.000%, 01/01/15..................................   4,430   4,517,049
   Salt River Project Agricultural Improvement & Power
     District (RB) Series B
      4.000%, 12/01/14..................................   3,190   3,229,652
      4.000%, 01/01/16..................................   5,000   5,260,750
                                                                 -----------
   TOTAL ARIZONA........................................          32,412,655
                                                                 -----------
   ARKANSAS -- (0.8%)
   Arkansas State (GO)
      5.000%, 04/01/18..................................   6,890   7,919,642
      5.000%, 04/01/19..................................   7,240   8,485,569
                                                                 -----------
   TOTAL ARKANSAS.......................................          16,405,211
                                                                 -----------
   COLORADO -- (1.0%)
   City & County of Denver (GO) Series A
      5.000%, 08/01/18..................................   7,745   8,976,533
      5.000%, 08/01/20..................................   4,920   5,890,322

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
   COLORADO -- (Continued)
   City of Aurora (GO)
      5.000%, 12/01/14.................................. $ 4,515 $ 4,586,247
   Denver City & County School District No. 1 (GO)
     Series B (ST AID WITHHLDG)
      4.000%, 12/01/18..................................   1,185   1,326,453
                                                                 -----------
   TOTAL COLORADO.......................................          20,779,555
                                                                 -----------
   CONNECTICUT -- (2.4%)
   Connecticut State (GO) Series A
      5.000%, 10/15/19..................................   5,350   6,299,839
   Connecticut State (GO) Series B (AMBAC)
      5.250%, 06/01/18..................................  11,210  12,987,570
   Connecticut State (GO) Series C
      5.000%, 12/01/15..................................   4,000   4,252,280
      5.000%, 06/01/18..................................   9,980  11,469,215
   Connecticut State Special Tax Revenue (RB)
      5.000%, 01/01/19..................................  11,000  12,737,010
   Hartford County Metropolitan District (GO) Series A
      4.000%, 07/15/15..................................   3,900   4,042,779
                                                                 -----------
   TOTAL CONNECTICUT....................................          51,788,693
                                                                 -----------
   DELAWARE -- (1.6%)
   City of Wilmington (GO) Series A
      5.000%, 12/01/14..................................   2,625   2,666,344
   Delaware State (GO)
      5.000%, 07/01/19..................................   5,000   5,899,850
      5.000%, 08/01/19..................................   5,745   6,789,901
   Delaware State (GO) Series A
      4.000%, 08/01/17..................................   5,100   5,619,282
   Delaware State (GO) Series C
      5.000%, 03/01/18..................................   5,265   6,048,221
   Delaware Transportation Authority (RB) Series A
      5.000%, 07/01/15..................................   3,480   3,633,329
      5.000%, 07/01/15..................................   4,270   4,458,136
                                                                 -----------
   TOTAL DELAWARE.......................................          35,115,063
                                                                 -----------
   DISTRICT OF COLUMBIA -- (2.3%)
   District of Columbia (GO)
      2.000%, 09/30/14..................................  50,000  50,157,000
                                                                 -----------
   FLORIDA -- (3.8%)
   Florida State (GO)
      5.000%, 07/01/15..................................   7,310   7,632,736
   Florida State (GO) Series A
      5.000%, 06/01/20..................................   2,850   3,381,354
   Florida State Board of Education
      5.000%, 06/01/17..................................     555     623,232

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
FLORIDA -- (Continued)
Florida State Board of Education (GO)
   5.000%, 06/01/19........................................ $19,310 $22,618,962
   5.000%, 06/01/19........................................  10,100  11,830,736
Florida State Board of Education (GO) Series B
   5.000%, 06/01/16........................................   2,500   2,712,875
   5.000%, 06/01/17........................................   9,700  10,892,518
Florida State Board of Education (GO) Series C
   5.000%, 06/01/15........................................   6,440   6,698,180
Florida's Turnpike Enterprise (RB) Series A-DEPT TRANSPRTN
   5.000%, 07/01/15........................................   4,000   4,175,120
Florida's Turnpike Enterprise (RB) Series B
   5.000%, 07/01/16........................................  10,180  11,078,181
                                                                    -----------
TOTAL FLORIDA..............................................          81,643,894
                                                                    -----------
GEORGIA -- (3.6%)
Athens-Clarke County Unified Government Water & Sewerage
  Revenue (RB)
   5.000%, 01/01/17........................................   1,100   1,213,465
City of Albany (GO)
   3.000%, 06/01/17........................................   2,220   2,350,891
De Kalb County School District (GO) (ST AID WITHHLDG)
   4.000%, 11/01/17........................................   8,575   9,438,931
Georgia State (GO) Series A
   5.000%, 07/01/19........................................   7,350   8,657,418
Georgia State (GO) Series A-1
   5.000%, 02/01/20........................................   4,210   5,005,606
Georgia State (GO) Series D
   5.000%, 07/01/17........................................  10,000  11,287,100
   5.000%, 02/01/19........................................   7,970   9,316,293
Georgia State (GO) Series E-1
   4.500%, 07/01/19........................................   6,890   7,952,162
Georgia State (GO) Series I
   5.000%, 07/01/19........................................  17,475  20,583,453
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16........................................     255     275,788
   5.000%, 06/01/17........................................   1,000   1,118,450
                                                                    -----------
TOTAL GEORGIA..............................................          77,199,557
                                                                    -----------
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series B (FSA) (AGM)
   5.250%, 07/01/15........................................   4,220   4,415,850
Hawaii State (GO) Series DG (AMBAC)
   5.000%, 07/01/15........................................  15,945  16,647,537

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
HAWAII -- (Continued)
Hawaii State (GO) Series DK
   5.000%, 05/01/16........................................ $ 7,000 $ 7,570,150
Hawaii State (GO) Series DR
   5.000%, 06/01/19........................................   9,725  11,416,372
Hawaii State (GO) Series DT
   4.000%, 11/01/14........................................   4,950   4,996,085
Hawaii State (GO) Series EE
   5.000%, 11/01/18........................................  11,495  13,377,651
                                                                    -----------
TOTAL HAWAII...............................................          58,423,645
                                                                    -----------
ILLINOIS -- (0.6%)
Central Lake County Joint Action Water Agency (RB)
   4.000%, 05/01/18........................................   6,195   6,875,273
City of Peoria (GO) Series D
   4.000%, 01/01/17........................................   1,620   1,734,826
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
   5.000%, 06/01/16........................................   5,000   5,412,350
                                                                    -----------
TOTAL ILLINOIS.............................................          14,022,449
                                                                    -----------
IOWA -- (0.2%)
State of Iowa (RB) Series A
   5.000%, 06/01/18........................................   4,185   4,794,210
                                                                    -----------
KANSAS -- (0.3%)
Kansas State Department of Transportation (RB) Series C
   5.000%, 09/01/19........................................   4,975   5,878,361
                                                                    -----------
KENTUCKY -- (0.5%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
   5.000%, 10/01/16........................................     500     547,950
Louisville & Jefferson County Metropolitan Sewer District
  (RB) Series B
   5.000%, 05/15/15........................................   9,415   9,769,004
                                                                    -----------
TOTAL KENTUCKY.............................................          10,316,954
                                                                    -----------
LOUISIANA -- (0.3%)
Louisiana State (GO) Series A
   5.000%, 02/01/18........................................   4,000   4,570,960
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16........................................     930     998,048
                                                                    -----------
TOTAL LOUISIANA............................................           5,569,008
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MARYLAND -- (5.0%)
Maryland State (GO)
   5.000%, 03/01/19....................................... $ 6,300 $  7,380,324
Maryland State (GO) Series A
   5.000%, 03/01/16.......................................   3,900    4,190,511
   5.000%, 08/01/19.......................................  20,000   23,616,400
Maryland State (GO) Series B
   5.000%, 08/01/19.......................................  11,500   13,579,430
Maryland State (GO) Series C
   5.000%, 03/01/16.......................................   1,000    1,074,490
   5.000%, 11/01/18.......................................   9,305   10,854,283
Montgomery County (GO) Series A
   5.000%, 11/01/14.......................................  10,750   10,876,312
Prince George's County (GO) Series B
   4.000%, 03/01/19.......................................   9,575   10,773,311
   4.000%, 03/01/20.......................................   9,780   11,104,701
Prince George's County (GO) Series C
   5.000%, 08/01/18.......................................  10,075   11,677,026
University System of Maryland (RB) Series D
   3.000%, 04/01/15.......................................   2,200    2,241,646
                                                                   ------------
TOTAL MARYLAND............................................          107,368,434
                                                                   ------------
MASSACHUSETTS -- (4.6%)
City of Boston (GO)
   5.000%, 03/01/18.......................................   3,960    4,546,040
Commonwealth of Massachusetts (GO) Series A
   5.000%, 08/01/14.......................................   4,800    4,800,000
Commonwealth of Massachusetts (GO) Series B
   5.000%, 08/01/18.......................................   3,750    4,341,488
Commonwealth of Massachusetts (GO) Series C (GO OF
  CMNWLTH)
   5.500%, 11/01/15.......................................   7,200    7,674,696
Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC
  GO OF CMNWLTH)
   5.500%, 11/01/14.......................................   5,000    5,064,600
Commonwealth of Massachusetts (GO) Series D
   5.500%, 11/01/14.......................................   4,585    4,644,238
Commonwealth of Massachusetts (GO) Series D (AMBAC)
   5.500%, 10/01/19.......................................   4,220    5,091,599
Commonwealth of Massachusetts (GO) Series E
   5.000%, 12/01/17.......................................  15,000   17,119,650
Massachusetts Bay Transportation Authority (RB) Series A
   5.250%, 07/01/19.......................................   3,115    3,706,040

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
MASSACHUSETTS -- (Continued)
Massachusetts Water Pollution Abatement Trust/The (RB)
   2.000%, 08/01/16....................................... $13,000 $ 13,440,570
   5.000%, 08/01/20.......................................   5,830    6,990,870
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
   5.250%, 08/01/18.......................................  18,000   21,022,560
                                                                   ------------
TOTAL MASSACHUSETTS.......................................           98,442,351
                                                                   ------------
MICHIGAN -- (1.6%)
Chippewa Valley Schools (GO) (Q-SBLF)
   5.000%, 05/01/17.......................................   1,000    1,113,830
Michigan Finance Authority (RB)
   5.000%, 07/01/16.......................................   2,590    2,819,552
   5.000%, 07/01/18.......................................  15,150   17,534,761
Michigan State (GO)
   5.000%, 11/01/19.......................................  10,700   12,585,768
                                                                   ------------
TOTAL MICHIGAN............................................           34,053,911
                                                                   ------------
MINNESOTA -- (4.4%)
Chaska Independent School District No. 112 (GO) Series A
  (SD CRED PROG)
   4.000%, 02/01/15.......................................   5,740    5,849,117
City of Minneapolis (GO)
   3.000%, 12/01/15.......................................   8,700    9,023,814
   2.000%, 12/01/18.......................................   5,085    5,268,874
City of Minneapolis (GO) Series B
   4.000%, 12/01/15.......................................   8,830    9,275,209
Minnesota State (GO)
   5.000%, 08/01/14.......................................   2,000    2,000,000
Minnesota State (GO) Series A
   5.000%, 08/01/17.......................................  13,665   15,443,363
Minnesota State (GO) Series B
   5.000%, 08/01/19.......................................   4,000    4,719,040
Minnesota State (GO) Series F
   5.000%, 10/01/17.......................................  12,000   13,627,680
Minnesota State (GO) Series H
   5.000%, 11/01/14.......................................  15,000   15,175,800
   5.000%, 11/01/15.......................................   5,000    5,298,750
University of Minnesota (RB) Series A (GO OF UNIV)
   5.000%, 12/01/17.......................................   5,040    5,750,388
Washington County (GO) Series A
   5.000%, 02/01/15.......................................   3,275    3,350,947
                                                                   ------------
TOTAL MINNESOTA...........................................           94,782,982
                                                                   ------------
MISSISSIPPI -- (0.2%)
Mississippi State (GO) Series A
   5.000%, 10/01/14.......................................   4,750    4,788,760

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
MISSISSIPPI -- (Continued)
MISSOURI -- (0.6%)
Missouri State (GO) Series A
     4.000%, 10/01/17...................................... $11,850 $13,103,493
                                                                    -----------
NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16......................................   5,220   5,676,071
                                                                    -----------
NEVADA -- (1.8%)
Clark County (GO)
     5.000%, 11/01/16......................................   7,425   8,115,525
Clark County School District (GO) Series B (AMBAC)
     4.500%, 06/15/17......................................   5,770   6,379,543
Clark County School District (GO) Series C
     5.000%, 06/15/16......................................   1,000   1,084,620
Nevada State (RB)
(c)  4.250%, 12/01/17 (Pre-refunded @ $100, 12/1/15).......  15,245  16,068,230
Truckee Meadows Water Authority (RB)
     5.000%, 07/01/15......................................   3,900   4,071,834
Washoe County School District (GO) Series B
     2.000%, 06/01/15......................................   3,000   3,046,080
                                                                    -----------
TOTAL NEVADA...............................................          38,765,832
                                                                    -----------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
     3.000%, 06/15/16......................................   1,850   1,931,345
     3.000%, 06/15/17......................................   1,000   1,064,150
City of Nashua (GO)
     5.000%, 03/15/17......................................   1,400   1,558,186
                                                                    -----------
TOTAL NEW HAMPSHIRE........................................           4,553,681
                                                                    -----------
NEW JERSEY -- (0.8%)
East Windsor Regional School District (GO) (SCH BD RES FD)
     3.000%, 03/01/16......................................     625     650,644
Livingston Township (GO)
     3.000%, 01/15/16......................................   1,335   1,387,105
     3.000%, 01/15/17......................................   1,810   1,893,151
New Jersey State (GO)
     5.000%, 08/01/14......................................   4,000   4,000,000
     5.000%, 06/01/18......................................   5,990   6,840,221
New Jersey State (GO) Series H
     5.250%, 07/01/15......................................   3,500   3,657,850
                                                                    -----------
TOTAL NEW JERSEY...........................................          18,428,971
                                                                    -----------

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
NEW MEXICO -- (0.5%)
New Mexico State (GO)
     5.000%, 03/01/17...................................... $ 2,245 $ 2,505,308
New Mexico State Severance Tax Permanent Fund (RB) Series A
     5.000%, 07/01/19......................................   6,500   7,676,630
                                                                    -----------
TOTAL NEW MEXICO...........................................          10,181,938
                                                                    -----------
NEW YORK -- (8.0%)
City of New York (GO)
     5.000%, 08/01/17......................................     500     563,800
     5.000%, 08/01/19......................................   8,060   9,453,493
City of New York (GO) Series A
     5.000%, 08/01/14......................................   7,865   7,865,000
City of New York (GO) Series A-1
     5.000%, 08/01/14......................................   2,500   2,500,000
City of New York (GO) Series B
     5.000%, 08/01/15......................................  10,000  10,480,100
City of New York (GO) Series C
     5.000%, 08/01/15......................................   2,630   2,756,266
City of New York (GO) Series E
     4.000%, 08/01/14......................................   7,000   7,000,000
City of New York (GO) Series G
     5.000%, 08/01/18......................................   8,000   9,227,920
City of New York (GO) Series H-2
     3.000%, 06/01/16......................................   4,000   4,192,360
City of New York (GO) Series I
     5.000%, 08/01/14......................................   4,000   4,000,000
     4.000%, 08/01/15......................................   4,130   4,287,477
Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16......................................   3,740   3,909,646
New York State (GO) Series C
     3.000%, 02/01/15......................................   3,010   3,052,652
New York State Dormitory Authority (RB) Series A
     5.000%, 02/15/15......................................   1,025   1,051,548
     5.000%, 03/15/16......................................  20,000  21,526,400
     5.000%, 02/15/18......................................  11,440  13,069,285
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19......................................     700     817,936
New York State Urban Development Corp. (RB)
     5.000%, 12/15/17......................................   5,765   6,584,956
     5.000%, 12/15/18......................................     250     291,518
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/17......................................   2,195   2,450,301
Suffolk County (GO) Series A
     4.000%, 04/01/16......................................   1,035   1,094,471
     3.000%, 05/15/16......................................   3,325   3,471,333

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
NEW YORK -- (Continued)
Suffolk County (GO) Series B
     3.000%, 10/15/15..................................... $ 4,290 $  4,426,422
     3.000%, 10/15/16.....................................   2,000    2,101,780
Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16.....................................   3,315    3,586,664
Suffolk County (GO) Series C
     4.000%, 10/15/15.....................................   5,890    6,147,452
Town of Brookhaven (GO) Series A
     3.000%, 02/01/19.....................................   5,080    5,462,270
Town of Hempstead (GO) Series B
     5.000%, 02/01/17.....................................   5,165    5,731,032
     5.000%, 02/01/18.....................................   9,915   11,311,825
Triborough Bridge & Tunnel Authority (RB) Series B
     4.000%, 11/15/18.....................................  11,860   13,272,052
                                                                   ------------
TOTAL NEW YORK............................................          171,685,959
                                                                   ------------
NORTH CAROLINA -- (3.5%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16.....................................   2,335    2,534,269
County of Onslow NC (GO)
     4.000%, 12/01/17.....................................     525      580,692
Mecklenburg County (GO) Series B
     2.000%, 03/01/16.....................................   5,000    5,137,200
North Carolina State (GO) Series A
     5.000%, 03/01/17.....................................   9,025   10,069,012
     5.000%, 03/01/19.....................................   5,000    5,859,850
North Carolina State (GO) Series B
     5.000%, 04/01/16.....................................   7,350    7,923,888
     5.000%, 06/01/18.....................................  29,730   34,335,771
Sanford Enterprise (RB) Series A
     5.000%, 06/01/15.....................................   2,540    2,640,965
Wake County (GO) Series B
     5.000%, 05/01/18.....................................   4,625    5,322,450
Wake County (GO) Series C
     5.000%, 03/01/15.....................................   1,400    1,439,228
                                                                   ------------
TOTAL NORTH CAROLINA......................................           75,843,325
                                                                   ------------
OHIO -- (4.1%)
City of Columbus (GO) Series 1
     5.000%, 07/01/20.....................................  10,000   11,958,300
City of Columbus (GO) Series A
     5.000%, 02/15/19.....................................  10,000   11,698,600
Greater Cleveland Regional Transit Authority (GO)
  Series B
     5.000%, 12/01/16.....................................   2,725    3,003,740
Mason City School District (GO) (NATL-RE FGIC)
     5.000%, 12/01/15.....................................     470      500,033
     5.000%, 12/01/15.....................................   1,530    1,626,283

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
OHIO -- (Continued)
Ohio State (GO)
     5.000%, 11/01/15..................................... $ 2,425 $  2,569,894
Ohio State (GO) Series A
     5.000%, 05/01/20.....................................   7,000    8,333,710
Ohio State (GO) Series B
     5.000%, 08/01/19.....................................   4,420    5,209,854
Ohio State (GO) Series C
     5.000%, 09/15/14.....................................   3,105    3,123,444
     5.000%, 08/01/15.....................................   4,000    4,192,440
     5.000%, 08/01/17.....................................   2,475    2,795,537
Ohio State (GO) Series D
     5.000%, 09/15/14.....................................   3,800    3,822,572
Ohio State OHS
     5.000%, 08/01/20.....................................  10,000   11,946,900
Ohio State University (The) (RB) Series A
     5.000%, 12/01/14.....................................   6,760    6,866,673
Ohio State University (The) (RB) Series A (ETM)
     4.000%, 12/01/15.....................................      55       57,750
Ohio State University (The) (RB) Series A (UP)
     4.000%, 12/01/15.....................................     945      992,647
Ohio State Water Development Authority (RB) Series A
     5.000%, 06/01/16.....................................   3,080    3,339,921
State of Ohio (RB) Series 1
     3.000%, 12/15/14.....................................   6,000    6,062,580
                                                                   ------------
TOTAL OHIO................................................           88,100,878
                                                                   ------------
OKLAHOMA -- (1.4%)
Cleveland County Independent School District No. 29 (GO)
     1.500%, 03/01/16.....................................   4,415    4,492,439
     1.500%, 03/01/17.....................................   1,465    1,494,447
Oklahoma State Turnpike Authority (RB) Series A
     5.000%, 01/01/15.....................................   1,320    1,346,004
Payne County Independent School District No. 16
  Stillwater (GO)
     1.500%, 06/01/17.....................................   3,355    3,422,301
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series B
     2.000%, 08/01/17.....................................   5,800    6,019,124
Tulsa County Independent School District No. 1 Tulsa
  (GO) Series C
     1.500%, 07/01/18.....................................   5,745    5,848,065
Tulsa County Independent School District No. 3 (GO)
     2.000%, 04/01/15.....................................   2,425    2,454,706
     2.000%, 04/01/16.....................................   4,300    4,420,615
                                                                   ------------
TOTAL OKLAHOMA............................................           29,497,701
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
OREGON -- (0.8%)
City of Portland (GO) Series A
     4.000%, 06/01/15..................................... $ 2,000 $  2,063,920
Jackson County School District No. 5 (GO) (NATL-RE FGIC
  SCH BD GTY)
     5.000%, 06/15/15.....................................   1,965    2,046,272
Multnomah County (GO)
     5.000%, 10/01/14.....................................   5,490    5,534,469
     5.000%, 08/01/19.....................................   4,580    5,391,164
Washington County School District No. 15 Forest Grove
  (GO) (AGM SCH BD GTY)
     5.250%, 06/15/15.....................................   1,555    1,621,010
                                                                   ------------
TOTAL OREGON..............................................           16,656,835
                                                                   ------------
PENNSYLVANIA -- (5.0%)
Commonwealth of Pennsylvania (GO)
     5.000%, 07/01/18.....................................   3,755    4,331,993
     5.000%, 11/15/18.....................................  10,645   12,389,503
     5.000%, 10/15/19.....................................   2,250    2,648,227
     5.000%, 04/01/20.....................................   8,500   10,036,375
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17.....................................   8,000    8,937,200
Commonwealth of Pennsylvania (GO) Series A
     5.000%, 02/15/16.....................................   7,420    7,952,385
     5.000%, 05/01/16.....................................   2,025    2,188,823
     5.000%, 02/15/19.....................................   5,010    5,829,686
Commonwealth of Pennsylvania (GO) Series REF
     5.000%, 07/01/19.....................................   7,655    8,960,943
Conestoga Valley School District (GO) (ST AID WITHHLDG)
     4.000%, 01/15/17.....................................   2,680    2,880,410
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
     5.000%, 07/01/17.....................................  19,555   22,059,800
     5.000%, 07/01/19.....................................  13,430   15,804,961
Tredyffrin Easttown School District (GO) (ST AID
  WITHHLDG)
     5.000%, 02/15/15.....................................   2,535    2,600,809
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
     5.000%, 09/15/15.....................................   1,850    1,949,789
                                                                   ------------
TOTAL PENNSYLVANIA........................................          108,570,904
                                                                   ------------

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO) (AGM)
     5.000%, 02/15/15..................................... $ 2,130 $  2,184,933
Rhode Island State & Providence Plantations (GO) (AGM)
  (ETM)
     5.000%, 02/15/15.....................................   1,255    1,287,103
Rhode Island State & Providence Plantations (GO)
  Series A
     4.000%, 08/01/17.....................................   2,065    2,262,352
Rhode Island State & Providence Plantations (GO)
  Series E (NATL-RE)
     5.000%, 11/01/15.....................................   2,260    2,394,741
                                                                   ------------
TOTAL RHODE ISLAND........................................            8,129,129
                                                                   ------------
SOUTH CAROLINA -- (4.0%)
Beaufort County School District (GO) Series D (SCSDE)
     5.000%, 03/01/17.....................................   6,425    7,147,234
Charleston County School District Dev. Corp. (GO)
  Series A (SCSDE)
     5.000%, 02/01/19.....................................   7,595    8,859,795
Clemson University (RB)
     2.000%, 05/01/16.....................................   1,355    1,388,712
Florence County (GO) (ST AID WITHHLDG)
     4.000%, 06/01/19.....................................  15,000   16,827,150
Richland County School District No. 2 (GO) Series C
  (SCSDE)
     5.000%, 02/01/16.....................................   6,330    6,776,582
     5.000%, 02/01/19.....................................   5,740    6,690,429
South Carolina State (GO) Series A
     4.000%, 06/01/15.....................................   6,000    6,190,740
     5.000%, 06/01/20.....................................   7,445    8,906,156
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/16.....................................   7,415    8,154,721
     5.000%, 10/01/17.....................................   7,445    8,462,359
South Carolina State Public Service Authority (RB)
  Series A (NATL-RE FGIC)
     5.500%, 01/01/15.....................................     500      510,840
South Carolina State Public Service Authority (RB)
  Series E
     5.000%, 01/01/15.....................................     835      851,408
York County School District No. 3 (GO) Series B (SCSDE)
     5.000%, 03/01/15.....................................   4,770    4,903,369
                                                                   ------------
TOTAL SOUTH CAROLINA......................................           85,669,495
                                                                   ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series B
     5.000%, 07/01/15...................................... $ 1,500 $ 1,566,225
                                                                    -----------
TENNESSEE -- (0.4%)
City of Kingsport (GO) Series B
     3.000%, 04/01/17......................................   2,005   2,115,235
City of Memphis (GO) Series A
     5.000%, 04/01/17......................................   1,230   1,374,783
City of Memphis (GO) Series D
     5.000%, 07/01/19......................................   4,180   4,903,976
                                                                    -----------
TOTAL TENNESSEE............................................           8,393,994
                                                                    -----------
TEXAS -- (12.0%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/14......................................   6,895   6,895,000
Carrollton-Farmers Branch Independent School District (GO)
  (PSF-GTD)
     5.000%, 02/15/16......................................   6,570   7,041,398
City of Dallas (GO)
     5.000%, 02/15/15......................................  11,790  12,094,771
City of Dallas (GO) (ETM)
     5.000%, 02/15/15......................................      10      10,253
City of Dallas (GO) Series A
     5.000%, 02/15/16......................................   2,520   2,702,423
City of Dallas (GO) Series A (ETM)
     5.000%, 02/15/16......................................      10      10,713
City of Dallas (GO) Series C
     5.000%, 02/15/15......................................   2,430   2,492,548
City of Dallas (GO) Series C (ETM)
     5.000%, 02/15/15......................................      10      10,253
City of Dallas TX Waterworks & Sewer System Revenue (RB)
  (AMBAC)
     5.000%, 10/01/14......................................   9,000   9,073,620
City of El Paso (GO)
     3.000%, 08/15/17......................................     500     530,830
City of Fort Worth Water & Sewer System
     5.000%, 02/15/18......................................  10,690  12,224,549
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19......................................     830     965,796
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16......................................   1,175   1,264,523
City of Houston (GO) Series A
     4.000%, 03/01/16......................................   4,500   4,763,880
     5.000%, 03/01/16......................................  17,850  19,164,831
     4.000%, 03/01/18......................................   2,000   2,220,440

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
TEXAS -- (Continued)
City of Houston (RN)
     5.000%, 06/30/15...................................... $20,000 $20,894,800
City of San Antonio (GO)
     5.000%, 02/01/20......................................   7,350   8,704,825
City of San Antonio Electric & Gas (RB)
     5.375%, 02/01/15......................................   5,975   6,129,036
     5.000%, 02/01/19......................................     700     815,906
City of San Antonio Electric & Gas (RB) Series A
     5.000%, 02/01/15......................................   3,025   3,097,419
     5.000%, 02/01/16......................................   2,875   3,077,831
Comal Independent School District (GO) Series A (PSF-GTD)
     5.000%, 02/01/18......................................   3,990   4,565,438
County of El Paso (GO) (NATL-RE)
     5.000%, 02/15/16......................................   2,490   2,658,349
Dallas Independent School District (GO) (PSF-GTD)
     5.250%, 02/15/18......................................   2,000   2,308,220
Denton County (GO) Series A
     5.000%, 07/15/15......................................   3,960   4,142,754
Fort Bend Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/15......................................   3,000   3,148,740
Houston Independent School District (GO) Series A-1
     5.000%, 02/15/15......................................   4,000   4,103,600
Mesquite Independent School District (GO) Series B
  (PSF-GTD)
     5.000%, 08/15/17......................................   1,000   1,131,500
North Texas Municipal Water District (RB)
     5.000%, 09/01/14......................................   1,155   1,159,655
     5.000%, 06/01/16......................................   2,130   2,310,965
Northwest Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/15......................................   1,000   1,025,630
Nueces County (GO)
     2.000%, 02/15/15......................................   2,375   2,398,679
Permanent University Fund (RB)
     5.000%, 07/01/18......................................  12,585  14,555,433
San Jacinto College District (GO)
     5.000%, 02/15/17......................................   5,000   5,540,400
San Marcos Consolidated Independent School District (GO)
  (PSF-GTD)
(c)  5.250%, 08/01/20 (Pre-refunded @ $100, 8/1/14)........   3,195   3,195,000
Socorro Independent School District (GO) (PSF-GTD)
     5.250%, 08/15/14......................................   2,270   2,274,517

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
 TEXAS -- (Continued)
 Texas Public Finance Authority (RB) Series A
      5.000%, 07/01/15.................................... $10,000 $ 10,442,500
      5.000%, 01/01/16....................................   3,345    3,569,249
 Texas State (GO)
      5.000%, 10/01/16....................................   5,000    5,502,250
 Texas State (GO) Series A
      2.000%, 10/01/15....................................  14,330   14,632,650
 Texas State (GO) Series B
      5.000%, 10/01/16....................................  10,070   11,081,531
 Texas Tech University (RB) Series 12
      5.000%, 02/15/16....................................   2,095    2,246,322
 Texas Tech University (RB) Series A
      5.000%, 08/15/19....................................   3,025    3,550,291
 Texas Transportation Commission State Highway Fund (RB)
   Series A
      5.000%, 04/01/18....................................   5,000    5,743,300
      5.000%, 04/01/19....................................   5,110    5,989,124
 Travis County (GO)
      4.000%, 03/01/15....................................   5,365    5,484,640
 University of Texas System (The) (RB) Series C
      5.000%, 08/15/19....................................   7,975    9,419,352
 University of Texas System (The) (RB) Series F
      5.000%, 08/15/15....................................   2,405    2,525,515
                                                                   ------------
 TOTAL TEXAS..............................................          258,891,249
                                                                   ------------
 UTAH -- (1.6%)
 Alpine School District (GO) (SCH BD GTY)
      3.000%, 03/15/16....................................   2,770    2,891,935
      4.500%, 03/15/17....................................   4,000    4,414,520
 Jordan School District (GO) (SCH BD GTY)
      5.000%, 06/15/19....................................  16,420   19,323,549
 Utah State (GO) Series C
      4.500%, 07/01/19....................................   6,675    7,721,240
                                                                   ------------
 TOTAL UTAH...............................................           34,351,244
                                                                   ------------
 VERMONT -- (--%)
 Vermont State (GO) Series F
      5.000%, 08/15/17....................................     625      708,194
                                                                   ------------
 VIRGINIA -- (5.2%)
 City of Norfolk (GO) Series A
      4.000%, 03/01/16....................................   2,000    2,116,960
 City of Richmond (GO) Series A (AGM)
      5.000%, 07/15/15....................................   5,040    5,271,588

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                           ------- ------------
 VIRGINIA -- (Continued)
 City of Richmond (GO) Series C (ST AID WITHHLDG)
      5.000%, 07/15/15.................................... $ 5,325 $  5,569,684
 Commonwealth of Virginia (GO)
      5.000%, 06/01/19....................................  10,250   12,064,250
 Commonwealth of Virginia (GO) Series B
      5.000%, 06/01/17....................................  10,460   11,771,056
      5.000%, 06/01/19....................................   5,705    6,714,785
 Fairfax County (GO) Series A (ST AID WITHHLDG)
      4.000%, 04/01/16....................................   3,065    3,253,712
      4.000%, 10/01/19....................................  12,300   13,944,141
      4.000%, 10/01/20....................................  15,530   17,716,158
 Fairfax County (GO) Series B (ST AID WITHHLDG)
      4.000%, 04/01/19....................................   7,000    7,864,500
 Henrico County (GO)
      5.000%, 07/15/19....................................   5,460    6,450,226
 Virginia Public School Authority (RB) (ST AID WITHHLDG)
      5.000%, 08/01/19....................................  15,580   18,306,500
                                                                   ------------
 TOTAL VIRGINIA...........................................          111,043,560
                                                                   ------------
 WASHINGTON -- (5.0%)
 Central Puget Sound Regional Transit Authority (RB)
   Series P-1
      5.000%, 02/01/18....................................   3,000    3,429,330
 City of Seattle (GO)
      5.000%, 12/01/17....................................   4,050    4,619,430
 City of Seattle (GO) Series B
      5.000%, 08/01/15....................................   7,385    7,740,292
 City of Seattle Water System Revenue (RB)
      5.000%, 09/01/19....................................   3,890    4,600,547
 King County School District No. 405 Bellevue (GO)
   Series B (SCH BD GTY)
      5.000%, 12/01/16....................................   4,080    4,512,358
 King County School District No. 414 Lake Washington (GO)
   (SCH BD GTY)
      4.000%, 12/01/15....................................   2,430    2,551,865
 King County Sewer Enterprise (RB)
      4.000%, 01/01/15....................................   6,595    6,699,003
      4.000%, 01/01/16....................................   6,510    6,853,272
 King County Sewer Revenue (RB)
      5.000%, 01/01/18....................................   4,670    5,324,220
 Snohomish County Public Utility District No. 1 (RB)
      5.000%, 12/01/15....................................   5,000    5,315,350
      5.000%, 12/01/18....................................   2,390    2,775,770

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
Washington State (GO)
   5.000%, 07/01/17................................. $     4,975 $    5,601,452
   5.000%, 07/01/18.................................       7,065      8,156,472
   5.000%, 07/01/20.................................       3,650      4,342,076
Washington State (GO) Series 2010A
   5.000%, 08/01/18.................................       4,500      5,205,960
Washington State (GO) Series 2010C
   5.000%, 01/01/15.................................       6,100      6,221,146
Washington State (GO) Series A
   5.000%, 01/01/16.................................       2,000      2,133,800
   5.000%, 08/01/18.................................       2,735      3,164,067
Washington State (GO) Series D
   5.000%, 02/01/19.................................       1,710      1,994,766
Washington State (GO) Series R-2010A
   5.000%, 01/01/15.................................      10,960     11,177,666
   5.000%, 01/01/17.................................       1,215      1,345,564
Washington State (GO) Series R-2011C
   4.000%, 07/01/15.................................       4,000      4,140,440
                                                                 --------------
TOTAL WASHINGTON....................................                107,904,846
                                                                 --------------
WISCONSIN -- (3.9%)
City of Milwaukee (GO)
   5.000%, 05/01/19.................................      10,010     11,736,825
City of Milwaukee (GO) Series N2
   5.000%, 04/01/17.................................       5,000      5,582,900
   5.000%, 04/01/20.................................       4,715      5,572,847
State of Wisconsin (GO) Series 1 (AMBAC)
   5.000%, 05/01/19.................................       2,000      2,346,020
Wisconsin State (GO) Series 1 (AMBAC)
   5.000%, 05/01/15.................................      18,510     19,175,434
   5.000%, 05/01/16.................................      14,075     15,211,134
   5.000%, 05/01/17.................................       9,000     10,092,420
Wisconsin State (GO) Series 2
   5.000%, 11/01/19.................................       4,000      4,735,960
Wisconsin State (GO) Series A
   4.000%, 05/01/16.................................       5,090      5,412,706
   5.000%, 05/01/16.................................       4,780      5,165,842
                                                                 --------------
TOTAL WISCONSIN.....................................                 85,032,088
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              2,103,779,976
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (2.2%)
   JPMorgan Tax Free Money Market Fund..............  47,116,023     47,116,023
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,138,349,296)^^.................................             $2,150,895,999
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $2,103,779,976   --    $2,103,779,976
Temporary Cash Investments... $47,116,023             --   --        47,116,023
                              ----------- --------------   --    --------------
TOTAL........................ $47,116,023 $2,103,779,976   --    $2,150,895,999
                              =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MUNICIPAL BONDS -- (96.3%)
ALASKA -- (0.1%)
Borough of North Slope (GO) Series A
   4.000%, 06/30/18......................................... $  400 $   440,964
                                                                    -----------
ARIZONA -- (0.3%)
City of Phoenix (GO) Series A
   5.000%, 07/01/15.........................................    400     417,472
City of Scottsdale (GO)
   5.000%, 07/01/15.........................................    500     521,890
Pima County (GO)
   3.000%, 07/01/16.........................................    450     472,100
                                                                    -----------
TOTAL ARIZONA...............................................          1,411,462
                                                                    -----------
ARKANSAS -- (0.7%)
Arkansas State (GO)
   5.000%, 04/01/18.........................................  2,500   2,873,600
Springdale School District No. 50 (GO) Series A (ST AID
  WITHHLDG)
   4.000%, 06/01/16.........................................    400     426,648
                                                                    -----------
TOTAL ARKANSAS..............................................          3,300,248
                                                                    -----------
CALIFORNIA -- (0.1%)
Los Angeles Unified School District (GO) Series KRY
   5.000%, 07/01/15.........................................    250     261,015
                                                                    -----------
COLORADO -- (1.4%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
   5.000%, 12/01/21.........................................    425     509,511
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
   3.000%, 12/15/16.........................................    750     792,135
Boulder County (RB)
   5.000%, 07/15/18.........................................    540     622,204
City & County of Denver (GO) Series A
   5.000%, 08/01/19.........................................  2,085   2,459,800
Denver City & County School District No. 1 (GO) Series C
  (ST AID WITHHLDG)
   3.000%, 12/01/23.........................................  1,540   1,612,796
                                                                    -----------
TOTAL COLORADO..............................................          5,996,446
                                                                    -----------
CONNECTICUT -- (3.3%)
City of Middletown (GO)
   4.000%, 04/01/22.........................................  1,350   1,508,207
Connecticut State (GO) Series B (AMBAC)
   5.250%, 06/01/18.........................................  6,500   7,530,705

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
CONNECTICUT -- (Continued)
Connecticut State (GO) Series E
   5.000%, 08/15/19......................................... $2,775 $ 3,258,349
Connecticut State (ST) Revenue Series A (AMBAC)
   4.000%, 08/01/16.........................................    300     321,063
Town of Trumbull (GO) Series A
   3.000%, 09/01/15.........................................  1,630   1,679,748
   3.000%, 09/01/16.........................................    450     473,355
                                                                    -----------
TOTAL CONNECTICUT...........................................         14,771,427
                                                                    -----------
DELAWARE -- (0.6%)
Delaware State (GO) Series A
   5.000%, 08/01/23.........................................  2,225   2,738,752
                                                                    -----------
FLORIDA -- (3.8%)
Board of Governors State University System of Florida (RB)
  Series A
   3.000%, 07/01/24.........................................  2,580   2,655,904
City of Jacksonville (RB)
   5.000%, 10/01/18.........................................    315     365,321
City of Tallahassee Energy System (RB)
   5.000%, 10/01/20.........................................    250     299,797
Florida State (GO) Series A
   5.000%, 06/01/20.........................................  4,000   4,745,760
   5.000%, 01/01/24.........................................  2,870   3,459,986
Florida State Board of Education
   5.000%, 06/01/17.........................................    150     168,441
Florida State Board of Education (GO)
   5.000%, 06/01/19.........................................    610     714,530
Florida State Board of Education (GO) Series B
   5.000%, 06/01/17.........................................    300     336,882
   5.000%, 06/01/20.........................................    800     949,152
Florida State Board of Education (GO) Series D
   5.000%, 06/01/22.........................................  1,000   1,212,170
Pasco County Water & Sewer (RB) Series A
   4.000%, 10/01/17.........................................    320     351,632
Tampa Bay Water Supply (RB)
   5.000%, 10/01/19.........................................    450     531,774
Tampa Bay Water Supply (RB) Series A
   5.000%, 10/01/16.........................................  1,000   1,099,990
                                                                    -----------
TOTAL FLORIDA...............................................         16,891,339
                                                                    -----------
GEORGIA -- (1.5%)
DeKalb County Water & Sewerage Revenue (RB) Series B
   5.250%, 10/01/24.........................................  2,830   3,461,514

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
GEORGIA -- (Continued)
Georgia State Road & Tollway Authority (RB) Series A
   5.000%, 06/01/16......................................... $1,200 $ 1,297,824
Gordon County School District (GO) (ST AID WITHHLDG)
   3.000%, 09/01/17.........................................    250     264,620
Gwinnett County Water & Sewerage Authority (RB) (CNTY GTD)
   3.000%, 08/01/17.........................................  1,675   1,792,351
                                                                    -----------
TOTAL GEORGIA...............................................          6,816,309
                                                                    -----------
HAWAII -- (2.5%)
City & County of Honolulu (GO) Series B
   5.000%, 08/01/20.........................................  1,470   1,735,923
City & County of Honolulu (GO) Series B (AGM)
   5.250%, 07/01/17.........................................    545     617,207
City & County of Honolulu (GO) Series C
   2.000%, 11/01/16.........................................  1,230   1,273,259
Hawaii State (GO) Series DO
   5.000%, 08/01/16.........................................    100     109,229
Hawaii State (GO) Series EA
   5.000%, 12/01/21.........................................    850   1,023,502
Hawaii State (GO) Series EF
   5.000%, 11/01/22.........................................  5,310   6,429,030
                                                                    -----------
TOTAL HAWAII................................................         11,188,150
                                                                    -----------
ILLINOIS -- (0.2%)
Chicago Park District (GO) Series 2008E
   5.000%, 11/15/18.........................................    250     286,453
University of Illinois (RB) Series A
   5.000%, 04/01/20.........................................    500     581,275
                                                                    -----------
TOTAL ILLINOIS..............................................            867,728
                                                                    -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
   4.000%, 06/01/18.........................................    700     765,576
State of Iowa (RB) Series A
   5.000%, 06/01/18.........................................    275     315,032
                                                                    -----------
TOTAL IOWA..................................................          1,080,608
                                                                    -----------
KANSAS -- (1.4%)
City of Topeka (GO) Series A
   4.000%, 08/15/15.........................................    450     467,690
Johnson County (GO) Series B
   3.000%, 09/01/22.........................................  2,260   2,375,915
Johnson County Unified School District No. 232 (GO) Series A
   5.000%, 09/01/17.........................................    400     449,064

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
KANSAS -- (Continued)
Sedgwick County (GO) Series B
   3.000%, 08/01/17......................................... $  500 $   534,265
Sedgwick County Unified School District No. 260 (GO)
   5.000%, 10/01/21.........................................  1,325   1,569,357
Wyandotte County Unified Government (GO) Series A
   3.000%, 08/01/18.........................................    580     618,674
                                                                    -----------
TOTAL KANSAS................................................          6,014,965
                                                                    -----------
LOUISIANA -- (3.0%)
Bossier Parish School Board (GO)
   4.000%, 03/01/17.........................................  1,020   1,101,845
Lafayette Louisiana Public Improvement Sales (RB)
  Series ST-A
   4.000%, 03/01/17.........................................  1,330   1,434,950
Louisiana State (GO) Series A
   5.000%, 02/01/24.........................................  2,000   2,435,140
Louisiana State (GO) Series C
   5.000%, 07/15/22.........................................  6,445   7,774,539
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
   5.000%, 03/01/16.........................................    575     617,073
                                                                    -----------
TOTAL LOUISIANA.............................................         13,363,547
                                                                    -----------
MARYLAND -- (5.3%)
Anne Arundel County (GO)
   5.000%, 04/01/22.........................................  2,475   3,001,507
Baltimore County (GO) Series C
   4.000%, 09/01/18.........................................  2,410   2,704,960
City of Baltimore (GO) Series B
   5.000%, 10/15/22.........................................  8,060   9,630,088
Maryland State (GO)
   5.000%, 03/01/19.........................................  3,000   3,514,440
Maryland State (GO) Series A
   5.000%, 03/01/16.........................................  1,000   1,074,490
Prince George's County (GO) Series B
   4.000%, 03/01/22.........................................  2,480   2,825,018
Town of Ocean City (GO)
   3.000%, 10/01/18.........................................    825     876,034
University System of Maryland (RB) Series D
   3.000%, 04/01/15.........................................    135     137,555
                                                                    -----------
TOTAL MARYLAND..............................................         23,764,092
                                                                    -----------
MASSACHUSETTS -- (6.6%)
City of Boston (GO) Series B
   4.000%, 01/01/23.........................................  1,795   2,047,610

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MASSACHUSETTS -- (Continued)
City of Woburn (GO)
   4.000%, 09/01/22......................................... $  350 $   392,231
Commonwealth of Massachusetts (GO) Series B
   5.000%, 08/01/18.........................................  2,500   2,894,325
Commonwealth of Massachusetts (GO) Series B (AGM)
   5.250%, 09/01/24.........................................  3,700   4,645,979
Commonwealth of Massachusetts (GO) Series C (AMBAC)
   5.500%, 12/01/23.........................................  3,500   4,434,815
Massachusetts Bay Transportation Authority (RB) Series B
  (NATL-RE)
   5.500%, 07/01/24.........................................  3,020   3,831,776
Massachusetts Water Resources Authority (RB) Series A
   5.000%, 08/01/22.........................................  3,000   3,641,700
Massachusetts Water Resources Authority (RB) Series J (AGM
  GO OF AUTH)
   5.250%, 08/01/18.........................................  2,000   2,335,840
Town of Auburn (GO)
   2.000%, 03/15/19.........................................    750     777,518
Town of Lynnfield (GO)
   4.000%, 07/01/16.........................................  1,290   1,380,106
Town of Nantucket (GO)
   3.000%, 10/01/22.........................................  1,115   1,183,818
Town of Reading (GO)
   5.000%, 02/01/18.........................................  1,065   1,212,673
Town of Westwood (GO)
   3.000%, 06/01/16.........................................    600     629,418
                                                                    -----------
TOTAL MASSACHUSETTS.........................................         29,407,809
                                                                    -----------
MICHIGAN -- (1.0%)
Kentwood Public Schools (GO)
   4.000%, 05/01/22.........................................    500     559,180
Michigan Finance Authority (RB)
   5.000%, 07/01/16.........................................  2,500   2,721,575
University of Michigan (RB) Series A
   4.000%, 04/01/23.........................................  1,000   1,136,070
                                                                    -----------
TOTAL MICHIGAN..............................................          4,416,825
                                                                    -----------
MINNESOTA -- (3.6%)
Lakeville Minnesota Independent School District No. 194
  (GO) Series D (SD CRED PROG)
   5.000%, 02/01/22.........................................  4,000   4,784,640
Minnesota State (GO)
   5.000%, 10/01/21.........................................  4,660   5,642,934
Minnesota State (GO) Series D
   5.000%, 08/01/17.........................................  2,700   3,051,378

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
MINNESOTA -- (Continued)
Rochester Independent School District No. 535 (GO) Series A
  (SD CRED PROG)
   3.000%, 02/01/22......................................... $1,240 $ 1,313,433
Stillwater Independent School District No. 834 (GO)
  Series A (SD CRED PROG)
   3.000%, 02/01/16.........................................  1,200   1,247,916
                                                                    -----------
TOTAL MINNESOTA.............................................         16,040,301
                                                                    -----------
MISSISSIPPI -- (0.7%)
Mississippi State (GO) Series F
   5.000%, 11/01/21.........................................  2,750   3,309,515
                                                                    -----------
MISSOURI -- (1.1%)
City of Kansas City (GO) Series A
   4.000%, 02/01/22.........................................  1,150   1,295,590
City of Liberty (GO)
   4.000%, 03/01/16.........................................    385     407,137
Missouri State (GO) Series A
   4.000%, 10/01/17.........................................  3,000   3,317,340
                                                                    -----------
TOTAL MISSOURI..............................................          5,020,067
                                                                    -----------
NEBRASKA -- (0.8%)
Douglas County School District No. 17 (GO)
   4.000%, 06/15/22.........................................  3,000   3,364,770
                                                                    -----------
NEVADA -- (0.7%)
Clark County (RB) (AMBAC)
   5.000%, 07/01/16.........................................    400     434,812
Clark County School District (GO) Series A
   5.000%, 06/15/19.........................................  1,500   1,747,515
Clark County School District (GO) Series A (NATL-RE FGIC)
   4.500%, 06/15/17.........................................    400     442,256
Nevada State (GO) Series D
   5.000%, 06/01/17.........................................    425     476,867
                                                                    -----------
TOTAL NEVADA................................................          3,101,450
                                                                    -----------
NEW HAMPSHIRE -- (0.6%)
City of Dover (GO)
   3.000%, 06/15/19.........................................    600     640,290
City of Nashua (GO)
   5.000%, 03/15/17.........................................    330     367,287
City of Portsmouth (GO)
   4.000%, 09/15/16.........................................  1,395   1,500,769
                                                                    -----------
TOTAL NEW HAMPSHIRE.........................................          2,508,346
                                                                    -----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW JERSEY -- (1.6%)
Essex County (GO) Series A
   5.000%, 08/01/20......................................... $1,000 $ 1,192,170
New Milford School District (GO) (SCH BD RES FD)
   4.000%, 08/15/16.........................................    440     465,608
Princeton Regional School District (GO) (ST AID WITHHLDG)
   1.750%, 02/01/22.........................................  1,095   1,030,778
South Orange & Maplewood School District (GO) (SCH BD RES
  FD)
   3.000%, 03/01/22.........................................    350     359,321
Township of Livingston (GO)
   3.000%, 01/15/21.........................................    350     363,955
Township of North Brunswick (GO)
   2.000%, 08/01/18.........................................  1,075   1,090,716
Union County (GO) Series B
   3.000%, 03/01/22.........................................  2,360   2,489,328
                                                                    -----------
TOTAL NEW JERSEY............................................          6,991,876
                                                                    -----------
NEW MEXICO -- (1.0%)
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
   4.000%, 09/01/20.........................................    945   1,045,142
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
   4.000%, 08/01/19.........................................  1,000   1,100,000
   4.000%, 08/01/20.........................................    125     138,077
New Mexico State Severance Tax Permanent Fund (RB) Series A
   5.000%, 07/01/19.........................................  2,000   2,362,040
                                                                    -----------
TOTAL NEW MEXICO............................................          4,645,259
                                                                    -----------
NEW YORK -- (3.9%)
Albany County (GO) Series B
   4.000%, 11/01/18.........................................  2,470   2,761,485
City of New York (GO)
   5.000%, 08/01/17.........................................  1,000   1,127,600
   5.000%, 08/01/19.........................................  1,500   1,759,335
City of New York (GO) Series B
   5.000%, 08/01/19.........................................    600     703,734
   5.000%, 08/01/22.........................................    600     718,578
City of New York (GO) Series C
   5.250%, 08/01/18.........................................    430     500,189
City of New York (GO) Series E
   5.000%, 08/01/23.........................................  6,000   7,195,500
City of New York (GO) Series F
   3.000%, 08/01/15.........................................    150     154,237
Malverne Union Free School District (GO) (ST AID WITHHLDG)
   2.125%, 08/01/17.........................................    605     628,444

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
NEW YORK -- (Continued)
New York State Dormitory Authority (RB) Series C
   5.000%, 03/15/19......................................... $  825 $   963,996
New York State Urban Development Corp. (RB)
   5.000%, 12/15/18.........................................    510     594,696
                                                                    -----------
TOTAL NEW YORK..............................................         17,107,794
                                                                    -----------
NORTH CAROLINA -- (3.0%)
City of High Point (GO)
   5.000%, 03/01/18.........................................    700     795,893
Lincoln County (GO) Series A
   2.000%, 06/01/17.........................................    500     511,065
North Carolina State (GO) Series D
   4.000%, 06/01/23.........................................  6,550   7,513,243
Onslow County (GO)
   5.000%, 04/01/17.........................................    600     666,582
Wake County (GO) Series C
   5.000%, 03/01/24.........................................  3,000   3,695,220
                                                                    -----------
TOTAL NORTH CAROLINA........................................         13,182,003
                                                                    -----------
NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education (RB) Series A
   2.000%, 04/01/16.........................................    300     308,064
                                                                    -----------
OHIO -- (2.1%)
City of Columbus (GO) Series 1
   5.000%, 07/01/22.........................................  2,500   3,031,600
Oakwood City School District (GO)
   2.000%, 12/01/17.........................................    280     289,125
Ohio State (GO) Series A
   5.000%, 09/01/19.........................................    550     649,275
   5.000%, 05/01/20.........................................  1,555   1,851,274
   3.000%, 02/01/22.........................................    500     531,745
   5.000%, 09/15/22.........................................    500     607,610
Ohio State (GO) Series B
   5.000%, 08/01/17.........................................    400     451,804
Ohio State (GO) Series C
   5.000%, 09/15/21.........................................  1,000   1,208,230
Ohio State Major New Street Infrastructure Project (RB)
  Series 2008-1
   5.500%, 06/15/15.........................................    500     523,100
                                                                    -----------
TOTAL OHIO..................................................          9,143,763
                                                                    -----------
OKLAHOMA -- (0.7%)
City of Tulsa (GO)
   5.000%, 12/01/17.........................................    400     455,532
Cleveland County Independent School District No. 29 (GO)
   1.500%, 03/01/16.........................................  1,250   1,271,925

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
OKLAHOMA -- (Continued)
Tulsa County Independent School District No. 1 (GO)
   2.000%, 09/01/15......................................... $1,090 $ 1,111,473
Tulsa County Independent School District No. 3 (GO)
   2.000%, 04/01/16.........................................    425     436,921
                                                                    -----------
TOTAL OKLAHOMA..............................................          3,275,851
                                                                    -----------
OREGON -- (1.3%)
City of Portland (GO)
   4.000%, 06/01/20.........................................    935   1,030,239
Deschutes County (GO)
   3.000%, 12/01/15.........................................    225     233,131
Deschutes County Administrative School District No. 1 (GO)
  (NATL-RE FGIC)
   5.000%, 06/15/16.........................................    200     216,338
Lane County School District No. 4J Eugene (GO) Series A
  (SCH BD GTY)
   5.000%, 06/15/23.........................................  3,355   4,032,643
Washington County School District No. 1 (GO) (NATL-RE FGIC)
   5.250%, 06/15/17.........................................    400     451,340
                                                                    -----------
TOTAL OREGON................................................          5,963,691
                                                                    -----------
PENNSYLVANIA -- (4.3%)
Commonwealth of Pennsylvania (GO)
   5.000%, 04/01/22.........................................  8,000   9,570,080
Commonwealth of Pennsylvania (GO) Series REF
   5.000%, 07/01/17.........................................  1,035   1,165,648
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
   4.000%, 06/01/16.........................................    375     399,270
Monroe County (GO)
   4.000%, 12/15/18.........................................    400     443,308
Montgomery County (GO)
   5.000%, 05/01/23.........................................  5,255   6,330,751
West View Municipal Authority Water Revenue (RB)
   4.000%, 11/15/20.........................................  1,100   1,208,702
                                                                    -----------
TOTAL PENNSYLVANIA..........................................         19,117,759
                                                                    -----------
RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO) Series A
   5.000%, 08/01/22.........................................  1,605   1,915,728
                                                                    -----------

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
SOUTH CAROLINA -- (5.0%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
   5.000%, 03/01/22......................................... $3,485 $ 4,183,673
Berkeley County School District (GO) Series B (SCSDE)
   5.000%, 03/01/22.........................................  4,120   4,952,363
Charleston County (GO) Series A
   5.000%, 11/01/22.........................................  4,780   5,839,774
Clemson University (RB)
   3.000%, 05/01/21.........................................    350     371,504
South Carolina State (GO) Series A (ST AID WITHHLDG)
   5.000%, 10/01/23.........................................  5,500   6,780,840
                                                                    -----------
TOTAL SOUTH CAROLINA........................................         22,128,154
                                                                    -----------
TENNESSEE -- (2.8%)
City of Johnson City (GO)
   2.000%, 06/01/18.........................................  1,000   1,031,310
   3.000%, 06/01/19.........................................    875     937,939
City of Pigeon Forge (GO)
   4.000%, 06/01/21.........................................    670     753,676
Hamilton County (GO)
   3.000%, 03/01/22.........................................  4,550   4,845,113
Putnam County (GO)
   4.000%, 04/01/23.........................................    975   1,097,869
Williamson County (GO)
   4.000%, 03/01/18.........................................  1,445   1,603,199
Williamson County (GO) Series A
   4.000%, 05/01/22.........................................    300     341,889
Wilson County (GO) (NATL-RE)
   5.000%, 04/01/15.........................................    450     464,265
Wilson County (GO) Series B
   4.000%, 04/01/20.........................................  1,040   1,171,435
                                                                    -----------
TOTAL TENNESSEE.............................................         12,246,695
                                                                    -----------
TEXAS -- (14.5%)
Austin Independent School District (GO) (PSF-GTD)
   5.000%, 08/01/20.........................................    350     417,701
City of Copperas Cove (GO)
   4.000%, 08/15/15.........................................    750     779,640
City of Denton (GO)
   4.000%, 02/15/22.........................................  2,510   2,790,543
City of Fort Worth Water & Sewer System (RB)
   5.000%, 02/15/19.........................................    400     465,444
City of Houston (GO) Series A
   5.000%, 03/01/21.........................................  3,100   3,699,509
   5.000%, 03/01/22.........................................  5,890   7,070,827
City of Richardson (GO)
   4.250%, 02/15/18.........................................    400     444,952

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
City of San Antonio (GO)
   5.000%, 02/01/20......................................... $1,000 $ 1,184,330
City of San Antonio Electric & Gas (RB)
   5.000%, 02/01/19.........................................    400     466,232
City of Southlake (GO)
   3.000%, 02/15/23.........................................  1,510   1,585,440
Fort Bend Independent School District (GO) (PSF-GTD)
   3.000%, 08/15/17.........................................  1,500   1,607,850
Galveston County (GO)
   5.000%, 02/01/22.........................................  1,000   1,178,740
Grayson County (GO)
   5.000%, 01/01/21.........................................  1,990   2,328,957
Harris County (GO) Series A
   4.000%, 10/01/18.........................................    430     479,957
Harris County Metropolitan Transit Authority (RB) Series B
   4.000%, 11/01/18.........................................    400     447,380
Hays Consolidated Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/23.........................................  1,355   1,649,238
Hidalgo County Drain District No. 1 (GO)
   5.000%, 09/01/22.........................................  3,610   4,283,337
Houston Community College System (GO)
   5.000%, 02/15/17.........................................  1,000   1,111,020
La Porte Independent School District (GO)
   5.000%, 02/15/21.........................................  1,700   1,992,468
Mansfield Independent School District (GO)
   5.000%, 02/15/20.........................................  1,000   1,160,800
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
   5.000%, 02/15/22.........................................    895   1,083,863
Mesquite Independent School District (GO) Series B (PSF-GTD)
   5.000%, 08/15/17.........................................  2,270   2,568,505
Northside Independent School District (GO) (PSF-GTD)
   5.000%, 02/15/23.........................................  4,535   5,517,417
Pflugerville Independent School District (GO) (PSF-GTD)
   5.000%, 08/15/16.........................................    350     382,333
Tarrant Regional Water District (RB)
   6.000%, 09/01/24.........................................  3,450   4,530,022
Texas A&M University (RB) Series B
   5.000%, 05/15/21.........................................  4,000   4,818,840
Texas A&M University Fund (RB)
   5.000%, 07/01/23.........................................  3,500   4,269,580

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
TEXAS -- (Continued)
Texas Transportation Commission State Highway Fund (RB)
   5.250%, 04/01/26......................................... $  300 $   378,795
Texas Transportation Commission State Highway Fund (RB)
  Series A
   5.000%, 04/01/19.........................................  5,000   5,860,200
                                                                    -----------
TOTAL TEXAS.................................................         64,553,920
                                                                    -----------
UTAH -- (1.2%)
Davis County (GO)
   4.000%, 02/01/18.........................................    350     380,880
Jordan School District (GO) (SCH BD GTY)
   5.000%, 06/15/17.........................................  1,070   1,204,317
North Davis County Sewer District (RB)
   3.000%, 03/01/21.........................................  2,135   2,234,961
Washington County School District Board of Education/St
  George (GO) (SCH BD GTY)
   5.000%, 03/01/18.........................................  1,500   1,723,140
                                                                    -----------
TOTAL UTAH..................................................          5,543,298
                                                                    -----------
VERMONT -- (0.4%)
Vermont State (GO) Series F
   5.000%, 08/15/17.........................................  1,500   1,699,665
                                                                    -----------
VIRGINIA -- (2.0%)
City of Newport News (GO) Series A
   2.000%, 07/15/18.........................................    515     532,237
Commonwealth of Virginia (GO) Series B
   4.000%, 06/01/23.........................................  2,500   2,874,125
Loudoun County (GO) Series A (ST AID WITHHLDG)
   5.000%, 12/01/22.........................................  4,000   4,891,640
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
   5.250%, 08/01/18.........................................    500     581,400
                                                                    -----------
TOTAL VIRGINIA..............................................          8,879,402
                                                                    -----------
WASHINGTON -- (10.8%)
Benton County School District No. 400 Richland (GO) (SCH BD
  GTY)
   5.000%, 12/01/22.........................................  4,705   5,642,330
City of Seattle Municipal Light & Power (RB) Series A
   5.000%, 06/01/22.........................................    310     372,794

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 WASHINGTON -- (Continued)
 City of Seattle Municipal Light & Power (RB) Series B
    5.000%, 02/01/16......................................... $  425 $  454,916
 City of Seattle Water System Revenue (RB)
    5.000%, 09/01/22.........................................  6,000  7,280,700
 Clark County School District No.119 Battleground (GO)
    (SCH BD GTY)
    4.000%, 12/01/22.........................................  2,630  2,966,824
 King County (GO)
    5.000%, 01/01/21.........................................    425    506,077
 King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18.........................................  1,200  1,241,340
 King County School District No. 412 (GO) (SCH BD GTY)
    4.000%, 12/01/21.........................................  1,000  1,126,140
 North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20.........................................  2,880  3,435,926
 Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19.........................................  1,655  1,951,129
 Snohomish County School District No. 15 Edmonds (GO)
    (SCH BD GTY)
    5.000%, 12/01/20.........................................  2,555  3,029,693
 Spokane County (GO)
    5.000%, 12/01/22.........................................  1,025  1,211,355
 Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15.........................................    300    319,047
 Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21.........................................    425    508,870
 University of Washington (RB) Series A
    5.000%, 07/01/22.........................................  6,505  7,830,394
 Washington State (GO)
    5.000%, 07/01/17.........................................    300    337,776
    5.000%, 07/01/23.........................................  3,800  4,601,458
 Washington State (GO) Series 2010A
    5.000%, 08/01/18.........................................    500    578,440
 Washington State (GO) Series A
    5.000%, 08/01/23.........................................    750    908,850
 Washington State (GO) Series B-1
    5.000%, 08/01/21.........................................  1,300  1,558,817
 Washington State (GO) Series D
    5.000%, 02/01/19.........................................    900  1,049,877

                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ----------- ------------
 WASHINGTON -- (Continued)
 Washington State (GO) Series R-2012C
    4.000%, 07/01/21.................................. $     1,075 $  1,217,459
                                                                   ------------
 TOTAL WASHINGTON.....................................               48,130,212
                                                                   ------------
 WISCONSIN -- (1.7%)
 Milwaukee County (GO) Series A
    5.000%, 10/01/16..................................         520      567,632
 Milwaukee County Metropolitan Sewer District (GO)
   Series A
    5.500%, 10/01/15..................................         350      371,525
 Sun Prairie Area School District (GO)
    4.000%, 03/01/20..................................         570      619,778
 Swallow School District (GO)
    2.000%, 04/01/16..................................         390      400,612
 Wisconsin State (GO) Series 2
    5.000%, 11/01/20..................................       4,600    5,503,900
                                                                   ------------
 TOTAL WISCONSIN......................................                7,463,447
                                                                   ------------
 TOTAL MUNICIPAL BONDS................................              428,372,716
                                                                   ------------
                                                         SHARES
                                                       -----------
 TEMPORARY CASH INVESTMENTS -- (3.7%)
    JPMorgan Tax Free Money Market Fund...............  16,304,521   16,304,521
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $439,543,686)^^                                          $444,677,237
                                                                   ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Municipal Bonds.................          -- $428,372,716   --    $428,372,716
 Temporary Cash Investments...... $16,304,521           --   --      16,304,521
                                  ----------- ------------   --    ------------
 TOTAL........................... $16,304,521 $428,372,716   --    $444,677,237
                                  =========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
MUNICIPAL BONDS -- (94.9%)
CALIFORNIA -- (94.9%)
Alameda County Transportation Authority (RB)
     3.000%, 03/01/17........................................ $4,500 $4,801,500
     5.000%, 03/01/20........................................  4,500  5,362,785
Anaheim Public Financing Authority (RB)
     4.000%, 08/01/14........................................    550    550,000
Anaheim Union High School District (GO) (AGM)
     5.000%, 08/01/14........................................    800    800,000
Atascadero Unified School District (GO) Series A (AGM)
     3.000%, 08/01/15........................................    315    323,804
Bay Area Toll Authority (RB)
     4.000%, 04/01/18........................................  3,805  4,244,211
     5.000%, 04/01/19........................................    775    910,253
Bay Area Toll Authority (RB) Series F
     5.000%, 04/01/15........................................    795    820,249
Berkeley Unified School District (GO)
     3.000%, 08/01/15........................................  1,000  1,027,950
Berryessa Union School District (GO) (AMBAC)
     5.375%, 08/01/18........................................    380    441,936
California Educational Facilities Authority (RB)
     5.000%, 10/01/16........................................    700    762,384
California Educational Facilities Authority (RB)
 Series A
     4.000%, 11/01/19........................................    850    941,724
California Health Facilities Financing Authority (RB)
(c)  6.500%, 10/01/38 (Pre-refunded @ $100, 10/1/18).........  6,690  8,226,961
California Health Facilities Financing Authority (RB)
 Series C
(c)  6.500%, 10/01/33 (Pre-refunded @ $100, 10/1/18).........  4,150  5,103,421
California State (GO)
     5.000%, 08/01/14........................................  1,480  1,480,000
     4.000%, 09/01/14........................................    875    877,861
     4.000%, 10/01/14........................................  1,600  1,610,400
     3.000%, 11/01/14........................................    665    669,602
     5.000%, 11/01/14........................................  9,000  9,105,300
     6.000%, 02/01/15........................................    950    977,341
     3.000%, 03/01/15........................................    500    508,235
     5.000%, 03/01/15........................................    500    513,955
     5.000%, 03/01/15........................................  3,900  4,008,849
     4.000%, 04/01/15........................................    700    717,794
     5.000%, 04/01/15........................................  1,000  1,031,970
     5.000%, 09/01/15........................................  1,000  1,051,830

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
CALIFORNIA -- (Continued)
     5.000%, 10/01/15...................................... $ 1,000 $ 1,055,730
     5.000%, 10/01/15......................................     500     527,865
     3.000%, 11/01/15......................................     500     517,440
     5.000%, 12/01/15......................................     700     744,443
     5.000%, 02/01/16......................................   1,275   1,364,352
     5.000%, 03/01/16......................................   1,245   1,337,329
     1.000%, 05/01/16......................................   4,495   4,547,951
     3.000%, 09/01/16......................................   1,500   1,581,360
     5.000%, 09/01/16......................................   2,350   2,574,401
     4.000%, 10/01/16......................................   1,175   1,266,215
     5.000%, 10/01/16......................................   2,795   3,071,929
     5.000%, 10/01/16......................................   2,090   2,297,077
     5.000%, 10/01/16......................................   1,025   1,126,557
     5.000%, 11/01/16......................................   3,410   3,760,071
     4.000%, 09/01/17......................................     425     468,371
     5.000%, 09/01/17......................................   3,600   4,076,748
     5.000%, 11/01/17......................................     800     910,520
     5.500%, 04/01/18......................................  10,945  12,764,278
     5.000%, 09/01/18......................................     250     290,240
     5.000%, 09/01/18......................................   4,500   5,224,320
     5.000%, 04/01/19......................................   3,500   4,102,140
     5.500%, 04/01/19......................................   9,600  11,468,352
     5.000%, 10/01/19......................................   4,415   5,219,722
     5.000%, 11/01/19......................................   2,485   2,942,215
     5.000%, 02/01/20......................................  10,895  12,941,190
     5.000%, 04/01/20......................................   2,600   3,096,288
     5.000%, 09/01/20......................................     700     839,433
     5.000%, 10/01/20......................................   1,500   1,797,810
     5.000%, 09/01/21......................................   4,400   5,308,292
     5.250%, 10/01/22......................................     500     615,790
California State (GO) (AMBAC)
     6.000%, 04/01/16......................................   1,265   1,383,758
     6.000%, 02/01/17......................................   1,000   1,136,410
California State(GO) (NATL-RE)
     4.000%, 09/01/14......................................   1,000   1,003,270
     4.125%, 06/01/15......................................     200     206,564
     5.000%, 06/01/15......................................     310     322,403
     4.000%, 09/01/15......................................     500     520,615
California State (GO) Series 2
     4.000%, 09/01/15......................................     750     780,840
California State (GO) Series A
     5.000%, 07/01/19......................................   2,500   2,963,025
California State Department of
 Transportation(RB)Series A(NATL-RE FGIC)
     5.000%, 02/01/15......................................   4,660   4,767,832
California State Department of Water
 Resources(RB) (NATL-RE)
     5.000%, 12/01/14......................................   1,500   1,523,865
California State Department of Water Resources (RB)
 Series AE
     5.000%, 12/01/14......................................     575     584,148

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 California State Department of Water Resources (RB)
    Series AR
    5.000%, 12/01/15......................................... $5,045 $5,361,826
 California State Department of Water Resources (RB) Series L
    4.000%, 05/01/15.........................................  2,790  2,869,933
    5.000%, 05/01/15.........................................  4,650  4,817,539
    5.000%, 05/01/16.........................................  1,385  1,498,570
    5.000%, 05/01/17.........................................  3,905  4,383,519
    5.000%, 05/01/20.........................................  1,500  1,795,830
 California State Department of Water Resources (RB) Series M
    4.000%, 05/01/15.........................................  4,600  4,731,790
    4.000%, 05/01/16.........................................  2,650  2,819,918
    5.000%, 05/01/16.........................................    600    648,870
    5.000%, 05/01/18.........................................    500    576,995
    4.000%, 05/01/19.........................................  1,225  1,384,948
 California State Public Works Board of Regents University
   California(RB)Series B(NATL-RE FGIC)
    5.000%, 06/01/17.........................................  1,275  1,436,351
 California State University (RB) Series A
    5.000%, 11/01/15.........................................  6,250  6,622,625
    5.000%, 11/01/16.........................................  1,030  1,137,450
    5.000%, 11/01/19.........................................  3,660  4,345,664
    5.000%, 11/01/19.........................................  1,000  1,187,340
 Chabot-Las Positas Community College District(GO)
    4.000%, 08/01/22.........................................  3,050  3,452,569
 Chino Valley Unified School District (GO) Series A
    4.000%, 08/01/17.........................................    500    548,875
 Chula Vista Elementary School District (GO)
    4.000%, 08/01/17.........................................    500    549,655
 City & County of San Francisco (GO)
    4.000%, 06/15/15.........................................  2,000  2,066,760
    5.000%, 06/15/15.........................................  6,000  6,251,940
    5.000%, 06/15/15.........................................  1,630  1,698,444
    5.000%, 06/15/16.........................................    515    559,784
    5.000%, 06/15/16.........................................    705    766,307
 City & County of San Francisco (GO) Series A
    5.000%, 06/15/15.........................................    750    781,493
    5.000%, 06/15/15.........................................  2,490  2,594,555
 City & County of San Francisco (GO) Series R1
    5.000%, 06/15/16.........................................  4,565  4,961,972
    5.000%, 06/15/20.........................................    865  1,036,936
    5.000%, 06/15/21.........................................    250    302,490

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 City of Bakersfield School District (GO) Series A (AGM)
    4.000%, 11/01/14....................................... $   400 $   403,724
 City of Folsom (GO)
    4.000%, 08/01/14.......................................   1,285   1,285,000
 City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19.......................................     815     957,544
 City of Long Beach Harbor Revenue (RB) Series C
    5.000%, 11/15/18.......................................   2,035   2,383,392
 City of Los Angeles (GO) Series A
    2.500%, 09/01/14.......................................   5,850   5,861,583
    3.000%, 09/01/15.......................................   3,000   3,091,560
    3.250%, 09/01/16.......................................     500     530,340
    5.000%, 09/01/20.......................................   9,000  10,786,950
 City of Los Angeles (GO) Series A (NATL-RE)
    5.250%, 09/01/14.......................................   2,000   2,008,480
 City of Los Angeles (RB) Series A
    4.000%, 06/01/15.......................................   2,000   2,060,540
 City of Los Angeles Wastewater System Revenue (RB)
   Series A
    5.000%, 06/01/15.......................................  10,000  10,400,100
 City of Oakland (GO)
    5.000%, 01/15/15.......................................     500     510,860
 City of San Francisco Public Utilities Commission
   Wastewater Revenue (RB) Series A
    3.000%, 10/01/15.......................................     275     283,883
 City of San Francisco Public Utilities Commission Water
   Revenue (RB)
    5.000%, 11/01/15.......................................   1,150   1,218,114
 City of San Francisco Public Utilities Commission Water
   Revenue (RB) (ETM)
    5.000%, 11/01/15.......................................     425     450,449
 City of San Francisco Public Utilities Commission Water
   Revenue (RB) Series A (ETM)
    5.000%, 11/01/14.......................................   1,560   1,578,065
 City of San Jose (GO)
    5.000%, 09/01/14.......................................     500     502,040
 City of Saratoga (GO)
    3.000%, 08/01/16.......................................     450     472,788
 City of Tulare Sewer Revenue (RB) (AGM)
    3.000%, 11/15/19.......................................     200     211,512
 City of Vernon (RB) Series A
    5.250%, 08/01/14.......................................   1,300   1,300,000
 Coast Community College District (GO) (NATL-RE)
    5.250%, 08/01/14.......................................   1,000   1,000,000

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 Colton Joint Unified School District (GO)
    5.000%, 08/01/16....................................... $ 1,000 $ 1,088,740
 Colton Joint Unified School District (GO) (AGM)
    4.000%, 08/01/20.......................................   1,000   1,119,550
 Conejo Valley Unified School District (GO)
    4.000%, 08/01/18.......................................     700     771,799
 Contra Costa Community College District (GO) (NATL-RE
   FGIC)
    5.000%, 08/01/14.......................................   1,985   1,985,000
 Contra Costa County Public Financing Authority (RB)
   Series B (NATL-RE)
    5.000%, 06/01/15.......................................   1,700   1,766,130
 Contra Costa Water Authority (RB) Series SER-A
    1.000%, 10/01/15.......................................   3,360   3,392,189
 Contra Costa Water District (RB) Series B
    4.000%, 10/01/14.......................................  10,000  10,065,000
 Contra Costa Water District (RB) Series Q
    5.000%, 10/01/18.......................................     705     823,884
 County of Santa Clara (GO) Series B
    5.000%, 08/01/18.......................................   5,000   5,812,100
 Cupertino Union School District (GO) Series B
    4.000%, 08/01/15.......................................   1,260   1,308,170
 Davis Joint Unified School District Community Facilities
   District (ST) (AGM)
    3.000%, 08/15/16.......................................     955     990,898
 Desert Sands Unified School District (GO)
    4.000%, 08/01/18.......................................   1,375   1,536,480
 Dublin Unified School District (GO)
    5.000%, 02/01/19.......................................  11,775  13,691,146
 East Bay Regional Park District (GO) Series A
    4.000%, 09/01/21.......................................     210     238,012
 East Side Union High School District (GO)
    2.000%, 08/01/18.......................................   1,215   1,264,815
    2.000%, 08/01/20.......................................   1,055   1,076,575
 El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/20.......................................     780     871,369
 Escondido Union School District (GO) Series B (NATL-RE
   FGIC)
    5.500%, 08/01/14.......................................     550     550,000

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
    4.000%, 05/01/16....................................... $ 1,625 $ 1,728,317
 Fairfield-Suisun Unified School District Financing Corp.
   (GO)
    2.500%, 08/01/16.......................................     750     779,348
 Folsom Cordova Unified School District School Facilities
   Improvement District No. 4 (GO) Series A (NATL-RE)
    5.000%, 10/01/16.......................................     550     601,376
 Fontana Unified School District (GO)
    5.000%, 08/01/16.......................................     955   1,041,743
    5.000%, 08/01/18.......................................   3,140   3,627,265
    5.000%, 08/01/19.......................................   1,285   1,504,452
    4.000%, 08/01/20.......................................   3,620   4,072,428
 Foothill-De Anza Community College District (GO)
    4.000%, 08/01/19.......................................     550     625,504
 Fremont Unified School District/Alameda County (GO)
    5.000%, 08/01/18.......................................     750     867,345
 Fremont Union High School District (GO) (NATL-RE FGIC)
    5.000%, 09/01/15.......................................     925     973,146
 Fresno Unified School District (GO) Series A
    2.000%, 08/01/14.......................................     720     720,000
    4.000%, 08/01/16.......................................   1,695   1,804,243
 Fresno Unified School District (GO) Series A (AGM)
    4.000%, 08/01/17.......................................   1,820   1,977,011
 Gilroy Public Facilities Financing Authority (RB)
    4.000%, 11/01/14.......................................     400     403,432
 Glendale Unified School District (GO)
    4.000%, 09/01/15.......................................   1,160   1,207,827
 Grossmont Union High School District (GO)
    4.000%, 08/01/20.......................................   2,420   2,744,498
 Grossmont Union High School District (GO) (NATL-RE)
    5.000%, 08/01/15.......................................   1,160   1,215,332
 Hemet Unified School District (GO) Series A (AGM)
    5.750%, 08/01/14.......................................     500     500,000
    5.625%, 08/01/15.......................................     355     372,200
 Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16.......................................     950     990,261

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 Kern High School District (GO) Series C (NATL-RE FGIC)
    5.500%, 08/01/14....................................... $   650 $   650,000
 Long Beach Unified School District (GO) Series A
    4.000%, 08/01/14.......................................   2,335   2,335,000
    5.000%, 08/01/14.......................................   1,000   1,000,000
 Los Altos Elementary School District (GO)
    5.000%, 08/01/19.......................................     975   1,152,333
 Los Angeles Community College District (GO) Series A (AGM)
    5.250%, 08/01/14.......................................   4,000   4,000,000
 Los Angeles Community College District (GO) Series F-1
    3.250%, 08/01/14.......................................   2,300   2,300,000
    3.000%, 08/01/15.......................................     500     514,175
 Los Angeles Convention & Exhibit Center Authority (RB)
   Series A
    5.000%, 08/15/17.......................................     975   1,095,383
 Los Angeles County Capital Asset Leasing Corp. (RB)
    3.000%, 06/01/16.......................................   3,870   4,045,272
 Los Angeles County Metropolitan Transportation Authority
   (RB)
    5.000%, 07/01/18.......................................   4,650   5,397,487
    5.000%, 07/01/19.......................................   4,000   4,730,360
 Los Angeles County Metropolitan Transportation Authority
   (RB) Series A
    4.000%, 07/01/15.......................................  11,825  12,235,682
 Los Angeles County Metropolitan Transportation Authority
   (RB) Series B
    4.000%, 07/01/15.......................................   1,000   1,034,920
 Los Angeles County Metropolitan Transportation Authority
   (RB) Series C
    5.000%, 07/01/21.......................................   1,400   1,694,728
 Los Angeles County Sanitation Districts Financing
   Authority (RB) Series A (MUN GOVT GTD)
    5.000%, 10/01/16.......................................   1,000   1,100,450
 Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/16.......................................   1,100   1,197,493
    5.000%, 07/01/18.......................................   2,375   2,757,779
    5.000%, 07/01/19.......................................   2,990   3,539,084
 Los Angeles Municipal Improvement Corp. (RB) Series A
    4.000%, 11/01/14.......................................   2,770   2,794,237
    4.000%, 11/01/16.......................................   1,795   1,923,019
    5.000%, 03/01/17.......................................   4,300   4,739,159

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 Los Angeles Municipal Improvement Corp. (RB) Series A
   (NATL-RE FGIC)
    4.000%, 01/01/16....................................... $   400 $   420,044
 Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 03/01/16.......................................     750     779,925
 Los Angeles Municipal Improvement Corp. (RB) Series E
    5.000%, 09/01/14.......................................     690     692,677
 Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/15.......................................   2,370   2,490,491
 Los Angeles Unified School District (GO) Series A
    4.000%, 07/01/17.......................................   5,500   6,049,560
 Los Angeles Unified School District (GO) Series A-1 (FGIC)
    5.500%, 07/01/18.......................................   2,745   3,231,963
 Los Angeles Unified School District (GO) Series A-2
    5.000%, 07/01/21.......................................   2,200   2,648,844
 Los Angeles Unified School District (GO) Series C
    2.000%, 07/01/17.......................................   2,800   2,918,524
    5.000%, 07/01/20.......................................     500     597,295
 Los Angeles Unified School District (GO) Series E (AMBAC)
    5.000%, 07/01/15.......................................     875     913,553
 Los Angeles Unified School District (GO) Series G (AMBAC)
    5.000%, 07/01/16.......................................     930   1,012,426
 Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15.......................................   1,250   1,305,075
    5.000%, 07/01/19.......................................   3,390   3,998,335
 Madera County Transportation Authority (RB) (AGM)
    3.000%, 03/01/15.......................................   1,020   1,032,138
 Manhattan Beach Unified School District (GO) Series F
    4.000%, 09/01/21.......................................     500     560,030
 Manteca Unified School District (GO) (AGM)
 (c)5.250%, 08/01/22 (Pre-refunded @ $100, 8/1/14).........     500     500,000
 Metropolitan Water District of Southern California (RB)
   Series B-3 (NATL-RE)
    5.000%, 10/01/14.......................................   1,050   1,058,484
 Metropolitan Water District of Southern California (RB)
   Series C
    4.000%, 10/01/15.......................................     900     939,879

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
  CALIFORNIA -- (Continued)
  Morgan Hill Unified School District (GO) Series A
     2.000%, 08/01/15....................................... $1,615 $1,644,668
  Mount Diablo Unified School District (GO)
     5.000%, 02/01/19.......................................    500    577,810
  Mount San Antonio Community College District (GO)
    Series C (AGM)
     4.000%, 09/01/14.......................................    750    752,408
  New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16......................................  2,480  3,041,472
     12.000%, 08/01/17......................................  1,500  1,990,980
     4.000%, 08/01/19.......................................  1,430  1,589,574
  Newark Unified School District (GO) Series B
     2.000%, 08/01/15.......................................    275    279,969
     2.000%, 08/01/16.......................................    560    576,380
  Newhall School District (GO)
     --%, 08/01/18..........................................  6,995  6,679,595
  Northern California Power Agency (RB) Series A
     5.000%, 07/01/17.......................................  1,000  1,121,610
  Oak Park Unified School District (GO) Series A
     4.000%, 08/01/14.......................................    600    600,000
  Oakland-Alameda County Coliseum Authority (RB) Series A
     5.000%, 02/01/17.......................................  3,700  4,058,123
  Oceanside Unified School District (GO) Series A (ASSURED
    GTY)
     3.000%, 08/01/16.......................................    350    368,438
  Orange County (RB) Series A (NATL-RE)
     5.000%, 06/01/15.......................................  2,000  2,080,020
  Orange County Public Financing Authority (RB) (NATL-RE)
     5.000%, 07/01/16.......................................  3,000  3,264,090
  Orange County Sanitation District (RB) Series A
     4.000%, 08/01/14.......................................  4,410  4,410,000
  Oxnard School District (GO) Series B (ASSURED GTY)
     4.000%, 08/01/14.......................................    500    500,000
  Oxnard Union High School District (GO)
     4.000%, 08/01/14.......................................    475    475,000
  Palm Springs Financing Authority (RB) Series A
     3.000%, 11/01/15.......................................    625    646,325
  Palomar Pomerado Health (GO) Series A (AMBAC)
     5.000%, 08/01/15.......................................    500    523,085

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ ----------
  CALIFORNIA -- (Continued)
  Pasadena Unified School District (GO)
     5.000%, 05/01/20....................................... $  550 $  653,131
  Peralta Community College District (GO)
     5.000%, 08/01/17.......................................  1,000  1,124,430
     5.000%, 08/01/19.......................................  2,220  2,587,499
  Peralta Community College District (GO) (AGM)
     5.000%, 08/01/15.......................................    450    471,465
  Peralta Community College District (GO) Series C
     4.000%, 08/01/14.......................................    500    500,000
     5.000%, 08/01/15.......................................  1,045  1,094,847
  Piedmont Unified School District (GO)
     2.000%, 08/01/14.......................................    340    340,000
  Pleasanton Unified School District (GO) (AGM)
     5.250%, 08/01/16.......................................    500    547,780
  Poway Unified School District (GO)
     3.250%, 08/01/18.......................................  1,350  1,475,698
  Poway Unified School District (ST) (AGM)
     3.250%, 10/01/14.......................................  3,500  3,517,080
  Rancho Santiago Community College District (GO)
     3.000%, 09/01/15.......................................  1,195  1,231,471
  Rancho Santiago Community College District (GO) (AGM)
     5.250%, 09/01/16.......................................    300    330,522
  Riverside County Transportation Commission (RB) Series A
     5.000%, 06/01/18.......................................    500    577,460
  Sacramento Area Flood Control Agency (SA) Series A
    (NATL-RE FGIC)
     5.000%, 10/01/15.......................................    765    807,358
  Sacramento County Sanitation District (GO) (AMBAC)
  (c)5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/14)........  4,040  4,103,751
  Sacramento County Sanitation District (RB) (NATL-RE)
     5.000%, 08/01/14.......................................    750    750,000
  Sacramento Municipal Utility District (RB) Series C
     5.000%, 08/15/16.......................................  6,610  7,233,323
  Sacramento Municipal Utility District (RB) Series U (AGM)
     5.000%, 08/15/14.......................................  1,000  1,001,840
     5.000%, 08/15/17.......................................    620    701,927

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 San Diego County Regional Transportation Commission (RB)
   Series A
    4.000%, 04/01/18....................................... $   425 $   472,269
    5.000%, 04/01/18.......................................   1,285   1,474,023
 San Diego Public Facilities Financing Authority (RB)
   Series B
    5.000%, 05/15/16.......................................   1,550   1,678,200
 San Diego Public Facilities Financing Authority Sewer
   Revenue (RB) Series A
    5.000%, 05/15/18.......................................     350     403,036
 San Diego Public Facilities Financing Authority Water
   Revenue (RB) Series A
    5.000%, 08/01/16.......................................   6,200   6,789,124
 San Diego Public Facilities Financing Authority Water
   Revenue (RB) Series B
    3.750%, 08/01/15.......................................     250     258,915
 San Diego Unified School District (GO)
    2.000%, 07/01/15.......................................  15,600  15,859,584
 San Diego Unified School District (GO) Series B
    1.000%, 07/01/15.......................................   8,000   8,060,800
 San Francisco Community College District (GO) Series A
   (AGM)
    5.000%, 06/15/15.......................................   2,265   2,356,279
    5.000%, 06/15/16.......................................   2,495   2,702,709
 San Francisco Community College District (GO) Series C
    4.000%, 06/15/16.......................................     845     899,714
    4.000%, 06/15/18.......................................     485     530,503
 San Francisco Unified School District (GO)
    5.000%, 06/15/16.......................................     745     809,644
 San Francisco Unified School District (GO) Series C
   (NATL-RE)
    5.000%, 06/15/15.......................................   1,400   1,458,660
 San Jose Unified School District (GO) (NATL-RE FGIC)
    5.000%, 08/01/14.......................................   1,810   1,810,000
 San Juan Unified School District (GO) (AGM)
    4.000%, 08/01/14.......................................     625     625,000
    4.000%, 08/01/15.......................................     600     622,878
 San Juan Unified School District (GO) Series A
    1.000%, 08/01/15.......................................   5,400   5,445,900
 San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.......................................     700     735,588

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------- -----------
 CALIFORNIA -- (Continued)
 San Leandro Unified School District (GO) Series B
    4.000%, 08/01/21....................................... $   265 $   289,987
 San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.......................................   4,225   4,856,806
 Santa Clara County Financing Authority (RB)
    5.000%, 02/01/19.......................................   3,610   4,199,152
 Santa Clara Unified School District (GO)
    4.000%, 07/01/15.......................................     500     517,460
 Santa Clara Valley Transportation Authority (RB) Series B
    5.000%, 04/01/18.......................................   7,645   8,760,635
 Santa Margarita-Dana Point Authority (RB) Series B (GO OF
   DIST)
    4.000%, 08/01/17.......................................   1,000   1,103,390
 Sequoia Union High School District (GO) Series B (AGM)
 (c)5.500%, 07/01/35 (Pre-refunded @ $100, 7/1/16).........   4,530   4,977,247
 Solano County Community College District (GO) (NATL-RE)
    5.000%, 08/01/15.......................................   1,115   1,168,186
 Southern California Public Power Authority (RB)
    4.000%, 07/01/15.......................................   2,200   2,277,220
    5.000%, 07/01/18.......................................   1,135   1,313,184
    5.000%, 07/01/18.......................................   1,175   1,359,463
 Southwestern Community College District (GO) Series A
    5.500%, 08/01/17.......................................     275     312,573
 Sweetwater Union High School District (GO)
    5.000%, 01/01/18.......................................   1,000   1,132,510
 Union Elementary School District (GO) Series A
    3.000%, 09/01/18.......................................   1,130   1,211,530
 Upland Unified School District (GO)
    1.000%, 08/01/16.......................................     900     907,821
 Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15.......................................   1,000   1,038,130
 Washington Township Health Care District (GO) Series A
    6.500%, 08/01/14.......................................     750     750,000
 Washington Unified School District-Yolo County (GO)
    4.000%, 08/01/20.......................................   1,000   1,117,740
 West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/17.......................................     650     732,732

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)        VALUE+
                                                       ----------- ------------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
   5.000%, 08/01/17................................... $       300 $    338,184
Westlands Water District (RB) Series A (AGM)
   4.000%, 09/01/20...................................       1,045    1,172,835
Wiseburn School District (GO) Series A (NATL-RE)
   5.000%, 08/01/15...................................         400      419,080
Yosemite Community College District (GO)
   1.000%, 08/01/17...................................       1,850    1,863,098
                                                                   ------------
TOTAL MUNICIPAL BONDS.................................              614,923,653
                                                                   ------------

                                                         SHARES
                                                       -----------
COMMERCIAL PAPER -- (3.4%)
California State University, 0.050%...................   8,852,000    8,852,265
City & County of San Francisco, 0.700%................  12,888,000   12,888,387
                                                                   ------------
TOTAL COMMERCIAL PAPER................................               21,740,652
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (1.7%)
   JPMorgan Tax Free Money Market Fund................  11,228,831   11,228,831
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $643,627,552)^^...............................             $647,893,136
                                                                   ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Municipal Bonds..................          -- $614,923,653   --    $614,923,653
Commercial Paper.................          --   21,740,652   --      21,740,652
Temporary Cash Investments....... $11,228,831           --   --      11,228,831
                                  ----------- ------------   --    ------------
TOTAL............................ $11,228,831 $636,664,305   --    $647,893,136
                                  =========== ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 MUNICIPAL BONDS -- (97.1%)

 CALIFORNIA -- (97.1%)
 Albany Unified School District (GO)
    4.000%, 08/01/21......................................... $  240 $  269,165
 Alhambra Unified School District (GO) Series A (ASSURED GTY)
    5.250%, 08/01/18.........................................    375    428,467
 Alum Rock Union Elementary School District (GO) Series A
    5.000%, 09/01/21.........................................    730    861,086
 Amador County Unified School District (GO)
    4.000%, 08/01/19.........................................    385    414,553
 Anaheim Public Financing Authority (RB)
    5.000%, 08/01/17.........................................    500    562,215
 Antelope Valley Union High School District (GO)
    4.000%, 08/01/21.........................................    500    569,820
    5.000%, 08/01/22.........................................  1,650  2,001,582
 Azusa Unified School District (GO)
    5.000%, 07/01/21.........................................    425    496,396
 Baldwin Park Unified School District (GO) (AGM)
    5.000%, 08/01/17.........................................    100    112,412
 Berryessa Union School District (GO) (AMBAC)
    5.375%, 08/01/18.........................................    200    232,598
 Buena Park School District (GO) (AGM)
    2.500%, 08/01/21.........................................     75     75,625
 California Educational Facilities Authority (RB)
    5.000%, 10/01/16.........................................    500    544,560
 California State (GO)
    5.000%, 11/01/16.........................................    150    165,399
    5.000%, 09/01/18.........................................  1,325  1,538,272
    5.000%, 10/01/18.........................................    250    290,823
    5.500%, 04/01/19.........................................  1,075  1,284,216
    3.125%, 10/01/19.........................................    100    108,914
    5.000%, 10/01/19.........................................    250    295,568
    4.000%, 11/01/19.........................................    135    153,033
    5.000%, 10/01/20.........................................    375    449,452
    5.000%, 02/01/21.........................................    700    838,502
    5.000%, 04/01/21.........................................    475    570,256
    5.000%, 09/01/21.........................................  3,705  4,469,823
    5.000%, 02/01/22.........................................  2,195  2,645,787
    5.000%, 04/01/22.........................................  1,000  1,206,430
    4.000%, 09/01/22.........................................    525    597,450
    5.250%, 09/01/22.........................................    940  1,156,435
    5.250%, 10/01/22.........................................  1,310  1,613,370
    5.000%, 12/01/22.........................................  1,245  1,511,916
    5.000%, 02/01/23.........................................  1,150  1,396,111

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
    5.000%, 10/01/23......................................... $  100 $  121,529
    5.000%, 11/01/23.........................................    875  1,064,096
 California State (GO) Series B
    5.000%, 09/01/23.........................................  2,285  2,775,018
 California State Department of Water Resources (RB)
   Series AR
    5.000%, 12/01/22.........................................  3,210  3,944,833
    5.000%, 12/01/23.........................................    900  1,113,885
 California State Department of Water Resources (RB) Series L
    5.000%, 05/01/17.........................................    450    505,143
    5.000%, 05/01/20.........................................  1,500  1,795,830
 California State Department of Water Resources (RB) Series M
    4.000%, 05/01/19.........................................    455    514,409
 California State Economic Recovery (GO) Series A
    4.400%, 07/01/18.........................................    410    465,793
 California State University (RB) Series A
    2.500%, 11/01/18.........................................  1,500  1,600,230
    5.000%, 11/01/19.........................................    450    534,303
 California State University (RB) Series C (AGM)
    5.000%, 11/01/22.........................................    100    121,579
 Capistrano Unified School District School Facilities
   Improvement District No. 1 (GO)
    4.000%, 08/01/22.........................................    580    639,995
 Chabot-Las Positas Community College District (GO)
    5.000%, 08/01/22.........................................    900  1,084,428
    4.000%, 08/01/23.........................................  1,970  2,228,582
 Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.........................................    335    382,764
 Chino Valley Unified School District (GO) Series A
    4.000%, 08/01/21.........................................    200    227,506
 Chula Vista Elementary School District (GO)
    5.000%, 08/01/22.........................................  1,835  2,203,578
 City & County of San Francisco (GO)
    4.000%, 06/15/20.........................................    800    914,216
 City & County of San Francisco (GO) Series A
    5.000%, 06/15/22.........................................  2,200  2,683,208
 City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.........................................    470    568,681
 City of El Monte School District (GO) Series A (ASSURED GTY)
    5.000%, 08/01/15.........................................    175    183,348

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 City of Long Beach Harbor Revenue (RB) Series B
    5.000%, 05/15/19......................................... $  250 $  293,725
 City of Los Angeles (GO) Series A
    4.000%, 09/01/18.........................................    780    877,796
 City of Los Angeles (GO) Series B
    5.000%, 09/01/19.........................................    600    708,300
 City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.........................................    300    347,526
 City of Sacramento Unified School District (GO)
    5.000%, 07/01/18.........................................    300    345,474
 City of San Francisco Public Utilities Commission Water
   Revenue (RB) Series A
    5.000%, 11/01/15.........................................     40     42,369
    5.000%, 11/01/15.........................................    135    143,084
 Coachella Valley Unified School District (GO) (BAM)
    4.000%, 08/01/22.........................................    825    919,801
 Colton Joint Unified School District (GO)
    5.000%, 08/01/21.........................................    900  1,067,544
 Colton Joint Unified School District (GO) Series C (NATL-RE
   FGIC)
    5.000%, 02/01/15.........................................    140    143,254
 Conejo Valley Unified School District (GO)
    2.000%, 08/01/18.........................................  2,350  2,409,126
    4.000%, 08/01/18.........................................    115    126,796
 Contra Costa County Public Financing Authority (RB)
   Series B (NATL-RE)
    5.000%, 06/01/15.........................................    200    207,780
 Contra Costa County Walnut Creek Elementary School District
   (GO)
    1.500%, 09/01/17.........................................    500    508,155
 Culver City School Facilities Financing Authority (RB) (AGM
   GO OF DIST)
    5.500%, 08/01/26.........................................    855  1,068,904
 Cupertino Union School District (GO) Series A
    4.000%, 08/01/17.........................................    275    303,606
 Davis Joint Unified School District Community Facilities
   District (ST) (AGM)
    3.000%, 08/15/22.........................................  1,000  1,001,410
 Davis Joint Unified School District Community Facilities
   District No. 2 (ST) (AGM)
    3.000%, 08/15/19.........................................    500    517,730
 Dublin Unified School District (GO)
    5.000%, 08/01/23.........................................  1,665  2,023,658

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 East Side Union High School District (GO)
    4.000%, 08/01/21......................................... $  600 $  676,236
 East Side Union High School District (GO) Series D
    3.000%, 08/01/19.........................................    825    884,268
 El Dorado Irrigation District & El Dorado Water Agency (CP)
   Series A (ASSURED GTY)
    4.000%, 08/01/16.........................................    530    557,793
 El Rancho Unified School District (GO) (AGM)
    4.000%, 08/01/21.........................................  1,285  1,434,073
 Enterprise Elementary School District (GO)
    4.000%, 09/01/19.........................................    500    550,795
 Escondido Union School District (GO) Series B (NATL-RE FGIC)
    5.000%, 08/01/15.........................................    450    471,604
    5.000%, 08/01/16.........................................    400    436,248
 Fallbrook Union Elementary School District (GO) Series A
    5.000%, 08/01/20.........................................    200    232,970
 Folsom Cordova Unified School District School Facilities
   Improvement District No. 4 (GO) Series A (NATL-RE)
    5.000%, 10/01/16.........................................    500    546,705
 Fontana Unified School District (GO)
    5.000%, 08/01/19.........................................    600    702,468
    4.000%, 08/01/21.........................................  1,585  1,779,796
    4.000%, 08/01/22.........................................    875    980,954
 Franklin-Mckinley School District (GO) (ASSURED GTY)
    5.000%, 08/01/17.........................................    275    308,957
 Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18.........................................    200    231,206
 Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.........................................    200    219,098
 Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.........................................    235    256,044
    5.000%, 08/01/20.........................................    725    834,366
 Liberty Union High School District (GO)
    4.000%, 08/01/21.........................................    500    559,725
 Lompoc Unified School District (GO) (ASSURED GTY)
    5.250%, 08/01/20.........................................    540    636,584
 Los Angeles Convention & Exhibit Center Authority (RB)
   Series A
    4.500%, 08/15/18.........................................    300    338,055

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 Los Angeles County Metropolitan Transportation Authority
   (RB)
    5.000%, 07/01/17......................................... $  525 $  593,061
 Los Angeles County Metropolitan Transportation Authority
   (RB) Series A
    5.000%, 07/01/17.........................................    300    335,193
    5.000%, 07/01/18.........................................    665    758,938
 Los Angeles Department of Water & Power (RB) Series B
    5.000%, 07/01/22.........................................    435    534,263
 Los Angeles Municipal Improvement Corp. (RB) Series A
    5.000%, 09/01/16.........................................    200    217,444
 Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 03/01/16.........................................    250    259,975
 Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/15.........................................    125    131,355
 Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/19.........................................    475    515,137
    5.000%, 07/01/20.........................................    150    179,189
    2.000%, 07/01/22.........................................    630    622,251
 Los Angeles Unified School District (GO) Series C
    5.000%, 07/01/23.........................................  1,000  1,214,490
 Los Angeles Unified School District (GO) Series D
    4.000%, 07/01/17.........................................    200    219,984
 Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15.........................................    250    261,015
    5.000%, 07/01/18.........................................    750    868,680
 Los Rios Community College District (GO) Series B
    5.000%, 08/01/23.........................................    510    622,169
 Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21.........................................    450    530,892
    5.000%, 08/01/22.........................................    485    573,852
 Manhattan Beach Unified School District (GO) Series C
    3.500%, 09/01/21.........................................  1,185  1,288,616
 Manhattan Beach Unified School District (GO) Series E
    3.000%, 09/01/22.........................................    560    587,877
 Mendocino-Lake Community College District (GO) Series A
   (NATL-RE)
    5.000%, 08/01/17.........................................    100    111,718
 Menifee Union School District (GO)
    3.000%, 08/01/23.........................................    670    675,795

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 Merced Union High School District (GO) Series A (ASSURED
   GTY)
    4.000%, 08/01/18......................................... $  250 $  274,113
 Montebello Unified School District (GO)
    5.000%, 08/01/20.........................................    415    484,683
 Morongo Unified School District (GO)
    3.000%, 08/01/22.........................................    480    489,590
 Mount Diablo Unified School District (GO)
    3.250%, 08/01/19.........................................    500    542,160
 New Haven Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/19.........................................    150    173,892
 Oakland Joint Powers Financing Authority (RB) Series B
   (ASSURED GTY)
    4.500%, 08/01/18.........................................    500    566,795
 Oceanside Unified School District (GO)
    4.000%, 08/01/17.........................................    300    329,889
 Oxnard Union High School District (GO)
    4.000%, 08/01/21.........................................    320    358,224
    4.000%, 08/01/22.........................................    500    556,690
 Oxnard Union High School District (GO) Series A (AGM)
    4.000%, 08/01/15.........................................    245    253,894
 Peralta Community College District (GO)
    5.000%, 08/01/17.........................................    100    112,443
 Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15.........................................    200    209,540
 Placentia-Yorba Linda Unified School District (GO) Series A
    5.000%, 08/01/18.........................................    275    317,441
 Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21.........................................    800    938,032
 Pomona Unified School District (GO) Series C
    4.000%, 08/01/16.........................................    250    264,123
 Porterville Unified School District Facilities Improvement
   District (GO) Series B (AGM)
    5.000%, 08/01/18.........................................    450    513,954
    5.000%, 08/01/19.........................................    325    375,924
 Poway Unified School District (GO)
    5.000%, 08/01/19.........................................    200    236,484
 Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20.........................................    500    604,875

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 Redlands Financing Authority (RB) Series A
    5.000%, 09/01/22......................................... $1,290 $1,549,458
 Roseville City School District (GO)
    5.000%, 08/01/17.........................................    400    449,012
 Sacramento City Unified School District (GO)
    5.000%, 07/01/24.........................................  1,800  2,155,950
 Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/17.........................................    125    141,518
 Saddleback Valley Unified School District (GO)
    5.000%, 08/01/22.........................................    465    565,607
 San Diego County Regional Transportation Commission (RB)
   Series A
    5.000%, 04/01/18.........................................  1,365  1,565,791
 San Diego County Water Authority (RB) Series A
    4.000%, 05/01/17.........................................    450    492,012
 San Diego Public Facilities Financing Authority Water
   Revenue (RB) Series A
    5.000%, 08/01/16.........................................    400    438,008
 San Diego Unified School District (GO)
    3.000%, 07/01/23.........................................  1,140  1,207,693
 San Diego Unified School District (GO) Series C-2 (AGM)
    5.500%, 07/01/21.........................................    600    742,662
    5.500%, 07/01/25.........................................  2,000  2,552,000
 San Dieguito Union High School District (GO) Series A-2
    5.000%, 08/01/23.........................................    490    601,343
 San Juan Unified School District (GO)
    5.000%, 08/01/22.........................................    800    977,704
 San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.........................................    260    273,218
 San Ramon Valley Unified School District (GO)
    4.000%, 08/01/21.........................................  1,500  1,724,310
 Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.........................................    275    317,441
 Santa Clara Unified School District (GO)
    5.000%, 07/01/20.........................................  1,000  1,190,230
 Santa Cruz City High School District (GO)
    4.000%, 08/01/22.........................................    715    795,516

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 CALIFORNIA -- (Continued)
 Santa Monica Community College District (GO)
    5.000%, 08/01/22......................................... $  225 $  270,376
 Santa Monica Public Financing Authority (RB) Series B
    4.000%, 12/01/19.........................................    175    198,639
 Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17.........................................    500    568,610
 Saugus/Hart School Facilities Financing Authority (RB)
   Series B
    5.000%, 09/01/15.........................................    300    315,150
 Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16.........................................    360    385,146
 Southern California Public Power Authority (RB)
    5.000%, 07/01/18.........................................    250    289,248
    4.000%, 07/01/19.........................................    400    452,584
 Standard Elementary School District (GO) Series A
    4.000%, 08/01/24.........................................    240    271,421
 Stockton Unified School District (GO) (AGM)
    5.000%, 07/01/20.........................................    150    174,039
 Val Verde Unified School District (GO) Series B (AGM)
    3.000%, 08/01/17.........................................    200    211,810
 Vista Unified School District (GO)
    5.000%, 08/01/22.........................................    250    302,453
 West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/17.........................................    195    219,820
 West Contra Costa Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/17.........................................    175    197,274
 West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/20.........................................  1,065  1,322,655
 West Covina Unified School District (GO) (AGM)
    5.000%, 08/01/21.........................................    385    448,513
 Western Riverside County Regional Wastewater Authority (RB)
   (ASSURED GTY)
    5.000%, 09/01/19.........................................    250    279,343
 Westside Union School District (GO) Series A
    4.000%, 08/01/23.........................................    700    780,479
    4.000%, 08/01/24.........................................    845    940,612
 Wright Elementary School District (GO) Series A
    3.000%, 08/01/20.........................................    165    174,174

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
CALIFORNIA -- (Continued)
Yosemite Union High School District (GO) (AGM)
   4.000%, 08/01/19.................................... $      395 $    423,009
Yuba Community College District (GO) Series C
   5.000%, 08/01/17....................................        240      269,712
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             123,166,353
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (2.9%)
   JPMorgan Tax Free Money Market Fund.................  3,695,184    3,695,184
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,751,002)^^................................            $126,861,537
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ---------- ------------ ------- ------------
   Municipal Bonds..............         -- $123,166,353   --    $123,166,353
   Temporary Cash Investments... $3,695,184           --   --       3,695,184
                                 ---------- ------------   --    ------------
   TOTAL........................ $3,695,184 $123,166,353   --    $126,861,537
                                 ========== ============   ==    ============

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (92.1%)
Consumer Discretionary -- (13.9%)
*   1-800-Flowers.com, Inc. Class A............................   600  $  3,072
    Aaron's, Inc............................................... 1,900    50,122
    Abercrombie & Fitch Co. Class A............................   400    15,736
    Advance Auto Parts, Inc....................................   200    24,222
#*  Aeropostale, Inc........................................... 1,830     6,076
    AH Belo Corp. Class A......................................   600     6,330
*   Amazon.com, Inc............................................   700   219,093
*   AMC Networks, Inc. Class A.................................   150     8,981
#*  America's Car-Mart, Inc....................................   400    14,976
*   American Axle & Manufacturing Holdings, Inc................   800    14,712
#   American Eagle Outfitters, Inc............................. 2,800    29,848
*   ANN, Inc................................................... 1,000    36,750
*   Apollo Education Group, Inc. Class A.......................   400    11,172
*   Asbury Automotive Group, Inc...............................   900    60,777
#*  Ascena Retail Group, Inc................................... 1,500    24,090
*   Ascent Capital Group, Inc. Class A.........................   200    12,396
#   Autoliv, Inc...............................................   600    59,706
#*  AutoNation, Inc............................................   300    15,996
*   Ballantyne Strong, Inc.....................................   500     1,935
*   Barnes & Noble, Inc........................................ 1,693    35,248
    Beasley Broadcasting Group, Inc. Class A...................   300     1,836
#*  Bed Bath & Beyond, Inc..................................... 1,128    71,391
*   Belmond, Ltd. Class A...................................... 1,713    21,241
    Best Buy Co., Inc.......................................... 2,340    69,568
    Big 5 Sporting Goods Corp..................................   600     5,946
    Big Lots, Inc.............................................. 1,158    50,662
#*  Biglari Holdings, Inc......................................    60    25,501
#*  Blue Nile, Inc.............................................    47     1,210
    Bob Evans Farms, Inc....................................... 1,000    47,510
*   Body Central Corp..........................................   200       104
*   Books-A-Million, Inc.......................................   600     1,284
    BorgWarner, Inc............................................   800    49,800
*   Bravo Brio Restaurant Group, Inc...........................   181     2,697
*   Bridgepoint Education, Inc.................................   721     8,659
    Brinker International, Inc.................................   525    23,541
    Brown Shoe Co., Inc........................................ 1,300    36,647
    Brunswick Corp.............................................   622    25,085
#   Buckle, Inc. (The).........................................   400    17,800
*   Buffalo Wild Wings, Inc....................................   400    58,128
*   Build-A-Bear Workshop, Inc.................................   500     5,275
#*  Cabela's, Inc.............................................. 1,300    75,868
#*  Cache, Inc.................................................   815       954
    Callaway Golf Co...........................................   980     7,448
*   Cambium Learning Group, Inc................................ 1,078     2,113
    Capella Education Co.......................................   231    14,775
#*  CarMax, Inc................................................ 1,241    60,573
*   Carmike Cinemas, Inc.......................................   300     9,432
    Carnival Corp.............................................. 1,760    63,747
    Carriage Services, Inc.....................................   700    11,291
*   Carrols Restaurant Group, Inc..............................   433     3,252
    Carter's, Inc.............................................. 1,000    76,560

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Cato Corp. (The) Class A...................................    700 $ 21,602
*   Cavco Industries, Inc......................................    200   14,278
    CBS Corp. Class B..........................................  1,600   90,928
#   Cheesecake Factory, Inc. (The).............................  1,265   54,243
    Chico's FAS, Inc...........................................  2,100   33,201
#   Children's Place, Inc. (The)...............................    500   25,100
    Choice Hotels International, Inc...........................    700   32,823
*   Christopher & Banks Corp...................................    700    5,985
    Cinemark Holdings, Inc.....................................  1,436   47,101
    Coach, Inc.................................................    500   17,280
    Columbia Sportswear Co.....................................    800   59,808
    Comcast Corp. Class A...................................... 11,509  618,379
#   Comcast Corp. Special Class A..............................  2,900  155,063
#*  Conn's, Inc................................................    989   39,560
    Cooper Tire & Rubber Co....................................  1,440   41,602
    Core-Mark Holding Co., Inc.................................    400   18,880
#   Cracker Barrel Old Country Store, Inc......................    400   38,784
*   Crocs, Inc.................................................  1,976   31,359
    CST Brands, Inc............................................  1,621   54,190
    Culp, Inc..................................................    500    9,060
*   Cumulus Media, Inc. Class A................................    400    2,072
    Dana Holding Corp..........................................  4,036   90,326
#   Darden Restaurants, Inc....................................    500   23,375
*   Deckers Outdoor Corp.......................................    400   35,404
    Destination Maternity Corp.................................    400    7,612
    DeVry Education Group, Inc.................................  1,197   47,844
    Dick's Sporting Goods, Inc.................................    300   12,759
    Dillard's, Inc. Class A....................................  1,400  166,908
    DineEquity, Inc............................................    566   45,874
*   DIRECTV....................................................    802   69,012
*   Discovery Communications, Inc. Class A.....................    300   25,563
#*  Discovery Communications, Inc. Class C.....................    300   25,230
*   DISH Network Corp. Class A.................................    200   12,372
*   Dixie Group, Inc. (The)....................................    400    3,356
*   Dollar General Corp........................................  2,376  131,226
*   Dollar Tree, Inc...........................................    986   53,707
    Domino's Pizza, Inc........................................    600   43,200
#*  Dorman Products, Inc.......................................    800   34,704
    DR Horton, Inc.............................................  3,300   68,310
#*  DreamWorks Animation SKG, Inc. Class A.....................    700   14,000
    Drew Industries, Inc.......................................    407   18,315
    DSW, Inc. Class A..........................................    600   15,954
#   Ethan Allen Interiors, Inc.................................    800   18,336
*   EW Scripps Co. (The) Class A...............................  1,151   24,954
    Expedia, Inc...............................................    571   45,349
*   Express, Inc...............................................  1,624   25,269
    Family Dollar Stores, Inc..................................    500   37,375
*   Federal-Mogul Holdings Corp................................  1,897   30,238
*   Fiesta Restaurant Group, Inc...............................    433   19,650
    Finish Line, Inc. (The) Class A............................    700   18,403
    Foot Locker, Inc...........................................  3,300  156,849
    Ford Motor Co..............................................  3,820   65,016
*   Fossil Group, Inc..........................................    200   19,600

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Frisch's Restaurants, Inc..................................   100  $  2,365
*   FTD Cos., Inc..............................................   440    14,494
#*  G-III Apparel Group, Ltd...................................   600    46,602
#   GameStop Corp. Class A..................................... 3,194   134,052
    Gannett Co., Inc........................................... 2,462    80,557
    Gap, Inc. (The)............................................   300    12,033
#   Garmin, Ltd................................................ 1,300    71,552
    General Motors Co.......................................... 3,315   112,113
*   Genesco, Inc...............................................   600    45,762
    Gentex Corp................................................   487    14,074
*   Gentherm, Inc..............................................   750    31,388
    Genuine Parts Co...........................................   500    41,410
    Goodyear Tire & Rubber Co. (The)...........................   700    17,619
    Graham Holdings Co. Class B................................   167   114,520
*   Grand Canyon Education, Inc................................   866    37,238
*   Gray Television, Inc....................................... 1,180    14,372
    Group 1 Automotive, Inc....................................   500    36,960
    Guess?, Inc................................................ 1,374    35,738
    Hanesbrands, Inc...........................................   700    68,397
    Harley-Davidson, Inc.......................................   800    49,456
    Harman International Industries, Inc.......................   700    75,985
    Harte-Hanks, Inc........................................... 1,200     7,872
#   Hasbro, Inc................................................   400    19,984
    Haverty Furniture Cos., Inc................................   600    13,338
*   Helen of Troy, Ltd.........................................   709    38,024
*   hhgregg, Inc...............................................   800     5,688
#*  Hibbett Sports, Inc........................................   267    13,326
#*  Hollywood Media Corp.......................................   300       378
    Home Depot, Inc. (The)..................................... 2,736   221,206
    Hooker Furniture Corp......................................   200     2,904
    HSN, Inc...................................................   596    33,310
*   Hyatt Hotels Corp. Class A.................................   442    26,003
*   Iconix Brand Group, Inc.................................... 1,500    63,345
    International Speedway Corp. Class A.......................   600    18,192
    Interpublic Group of Cos., Inc. (The)...................... 1,600    31,536
    Interval Leisure Group, Inc................................   900    19,062
#*  iRobot Corp................................................   500    16,185
#*  ITT Educational Services, Inc..............................   200     2,846
    Jack in the Box, Inc.......................................   900    51,471
#   JAKKS Pacific, Inc.........................................   662     4,131
#*  JC Penney Co., Inc......................................... 1,671    15,674
    John Wiley & Sons, Inc. Class A............................   940    56,485
    John Wiley & Sons, Inc. Class B............................    70     4,229
    Johnson Controls, Inc...................................... 2,000    94,480
*   Journal Communications, Inc. Class A....................... 1,600    17,408
*   K12, Inc...................................................   700    16,317
*   Kate Spade & Co............................................   728    27,540
#   KB Home.................................................... 2,000    32,600
*   Kirkland's, Inc............................................   474     8,916
#   Kohl's Corp................................................ 1,498    80,203
*   Kona Grill, Inc............................................   280     5,160
*   Krispy Kreme Doughnuts, Inc................................   900    13,779
    L Brands, Inc..............................................   400    23,188

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    La-Z-Boy, Inc..............................................   800  $ 16,832
*   Lakeland Industries, Inc...................................   200     1,230
    Lamar Advertising Co. Class A..............................   602    30,190
#*  Lands' End, Inc............................................   270     9,501
*   LeapFrog Enterprises, Inc.................................. 1,200     8,664
    Lear Corp.................................................. 1,021    96,148
*   Learning Tree International, Inc...........................   500     1,190
*   Lee Enterprises, Inc....................................... 2,000     7,600
#   Leggett & Platt, Inc....................................... 2,900    95,120
#   Lennar Corp. Class A....................................... 1,200    43,476
*   Libbey, Inc................................................   853    22,212
#*  Liberty Global P.L.C. Class A..............................   200     8,320
*   Liberty Global P.L.C. Class C.............................. 1,927    77,061
*   Liberty Interactive Corp. Class A.......................... 2,169    60,840
*   Liberty Media Corp......................................... 1,480    69,560
*   Liberty Media Corp. Class A................................   740    34,817
*   Liberty Ventures Series A..................................   620    42,879
#*  Life Time Fitness, Inc..................................... 1,034    40,688
    Lifetime Brands, Inc.......................................   500     8,500
*   LIN Media LLC Class A......................................   746    19,254
#   Lincoln Educational Services Corp..........................   300     1,107
#   Lions Gate Entertainment Corp..............................   105     3,234
    Lithia Motors, Inc. Class A................................   600    53,310
*   Live Nation Entertainment, Inc............................. 3,800    88,198
*   LKQ Corp................................................... 3,200    83,696
*   Loral Space & Communications, Inc..........................   400    28,920
    Lowe's Cos., Inc........................................... 1,600    76,560
*   Luby's, Inc................................................ 1,000     5,020
#*  Lululemon Athletica, Inc...................................   200     7,694
#*  Lumber Liquidators Holdings, Inc...........................   171     9,272
*   M/I Homes, Inc.............................................   500    10,290
    Macy's, Inc................................................ 1,400    80,906
*   Madison Square Garden Co. (The) Class A.................... 1,250    74,175
    Marcus Corp. (The).........................................   500     8,835
    Marine Products Corp....................................... 1,100     9,339
#*  MarineMax, Inc.............................................    15       250
#   Marriott International, Inc. Class A.......................   600    38,826
*   Marriott Vacations Worldwide Corp..........................    70     4,029
#*  Martha Stewart Living Omnimedia, Inc. Class A.............. 1,000     4,510
    Mattel, Inc................................................   500    17,713
    Matthews International Corp. Class A.......................   700    30,443
*   McClatchy Co. (The) Class A................................   127       613
    McDonald's Corp............................................ 1,800   170,208
#   MDC Holdings, Inc.......................................... 1,300    35,061
    Men's Wearhouse, Inc. (The)................................ 1,222    61,491
    Meredith Corp.............................................. 1,100    50,512
*   Meritage Homes Corp........................................ 1,000    38,300
*   Michael Kors Holdings, Ltd.................................   126    10,266
#*  Modine Manufacturing Co.................................... 1,100    15,147
*   Mohawk Industries, Inc.....................................   552    68,873
#   Monro Muffler Brake, Inc...................................   575    29,204
    Morningstar, Inc...........................................   600    40,686
    Movado Group, Inc..........................................   600    24,558

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc............................................    566 $ 27,972
    NACCO Industries, Inc. Class A.............................    200    9,538
*   Nathan's Famous, Inc.......................................    200    9,942
*   Nautilus, Inc..............................................    477    4,751
*   Netflix, Inc...............................................    100   42,272
#   New York Times Co. (The) Class A...........................  2,379   29,714
    NIKE, Inc. Class B.........................................  1,400  107,982
    Nordstrom, Inc.............................................    500   34,615
*   NVR, Inc...................................................     13   14,644
*   O'Reilly Automotive, Inc...................................    700  105,000
*   Office Depot, Inc.......................................... 10,039   50,295
    Omnicom Group, Inc.........................................    600   41,994
*   Orbitz Worldwide, Inc......................................  1,300   11,505
#*  Outerwall, Inc.............................................    558   30,701
*   Overstock.com, Inc.........................................    300    4,875
    Oxford Industries, Inc.....................................    400   23,828
#*  Panera Bread Co. Class A...................................    100   14,730
    Papa John's International, Inc.............................  1,000   41,690
    Penske Automotive Group, Inc...............................  2,600  120,770
*   Pep Boys-Manny, Moe & Jack (The)...........................  1,200   12,696
#   PetSmart, Inc..............................................    500   34,070
    Pier 1 Imports, Inc........................................    500    7,530
    Polaris Industries, Inc....................................    402   59,311
    Pool Corp..................................................    553   30,282
*   Popeyes Louisiana Kitchen, Inc.............................    300   12,090
*   Premier Exhibitions, Inc...................................    300      213
*   Priceline Group, Inc. (The)................................    100  124,245
    PVH Corp...................................................    616   67,871
#*  Quiksilver, Inc............................................  4,300   12,857
#*  RadioShack Corp............................................  3,000    1,860
    Ralph Lauren Corp..........................................    100   15,586
*   Red Lion Hotels Corp.......................................    600    3,288
*   Red Robin Gourmet Burgers, Inc.............................    400   25,744
#   Regal Entertainment Group Class A..........................    600   11,676
    Regis Corp.................................................  1,700   23,681
    Rent-A-Center, Inc.........................................  1,700   40,698
#*  Rentrak Corp...............................................    200    9,928
    Rocky Brands, Inc..........................................    200    3,016
    Ross Stores, Inc...........................................    400   25,760
    Royal Caribbean Cruises, Ltd...............................  2,514  149,960
*   Ruby Tuesday, Inc..........................................  1,500    9,015
    Ruth's Hospitality Group, Inc..............................    695    7,888
#   Ryland Group, Inc. (The)...................................  1,048   33,641
    Saga Communications, Inc. Class A..........................    133    4,788
    Salem Communications Corp. Class A.........................    400    3,484
*   Sally Beauty Holdings, Inc.................................    900   23,355
    Scripps Networks Interactive, Inc. Class A.................    400   32,964
#*  Sears Holdings Corp........................................    900   34,335
*   Select Comfort Corp........................................    580   11,716
    Service Corp. International................................  6,100  128,100
#*  Shiloh Industries, Inc.....................................    600   10,200
#*  Shutterfly, Inc............................................    873   43,056
    Signet Jewelers, Ltd.......................................  1,263  128,561

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
#   Sinclair Broadcast Group, Inc. Class A.....................   600  $ 19,386
    Six Flags Entertainment Corp............................... 1,800    68,796
*   Skechers U.S.A., Inc. Class A..............................   709    36,989
*   Skyline Corp...............................................   400     1,884
#   Sonic Automotive, Inc. Class A.............................   900    21,888
#*  Sonic Corp................................................. 1,000    20,650
#   Sotheby's..................................................   932    36,954
    Spartan Motors, Inc........................................ 1,100     4,730
    Speedway Motorsports, Inc.................................. 1,314    22,916
    Stage Stores, Inc..........................................   900    16,218
    Standard Motor Products, Inc...............................   448    16,150
#*  Standard Pacific Corp...................................... 3,900    29,406
#   Staples, Inc............................................... 4,555    52,792
    Starbucks Corp.............................................   900    69,912
    Starwood Hotels & Resorts Worldwide, Inc...................   500    38,420
*   Starz...................................................... 1,690    48,182
    Stein Mart, Inc............................................ 1,300    16,874
*   Steven Madden, Ltd......................................... 1,023    32,583
    Strattec Security Corp.....................................    40     2,513
#   Sturm Ruger & Co., Inc.....................................   300    14,988
    Superior Industries International, Inc.....................   800    14,968
    Superior Uniform Group, Inc................................   200     4,150
    Sypris Solutions, Inc......................................   700     3,318
*   Systemax, Inc..............................................   988    13,506
    Tandy Leather Factory, Inc.................................   300     2,802
    Target Corp................................................ 2,600   154,934
*   Tempur Sealy International, Inc............................   600    32,826
*   Tenneco, Inc............................................... 1,000    63,700
#*  Tesla Motors, Inc..........................................   200    44,660
    Texas Roadhouse, Inc....................................... 1,500    37,320
#   Thor Industries, Inc....................................... 1,040    55,089
    Tiffany & Co...............................................   400    39,044
    Time Warner Cable, Inc..................................... 2,380   345,338
    Time Warner, Inc........................................... 5,166   428,881
*   Time, Inc..................................................   645    15,545
    TJX Cos., Inc. (The).......................................   885    47,162
*   Toll Brothers, Inc......................................... 1,300    42,497
    Town Sports International Holdings, Inc....................   288     1,325
    Tractor Supply Co..........................................   800    49,736
*   TRW Automotive Holdings Corp...............................   770    78,763
#*  Tuesday Morning Corp.......................................   600     9,876
#   Tupperware Brands Corp.....................................   400    29,112
    Twenty-First Century Fox, Inc. Class A..................... 2,500    79,200
    Twenty-First Century Fox, Inc. Class B.....................   895    28,336
*   Ulta Salon Cosmetics & Fragrance, Inc......................   200    18,466
#*  Under Armour, Inc. Class A.................................   400    26,700
#*  Unifi, Inc.................................................   666    19,074
*   Universal Electronics, Inc.................................   300    14,289
*   Urban Outfitters, Inc......................................   400    14,292
    Vail Resorts, Inc.......................................... 1,000    75,500
    Value Line, Inc............................................   106     1,770
    VF Corp....................................................   800    49,016
    Viacom, Inc. Class B....................................... 1,000    82,670

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
*   Visteon Corp............................................   910  $    86,905
#*  VOXX International Corp.................................   850        8,424
    Walt Disney Co. (The)................................... 7,200      618,336
    Wendy's Co. (The)....................................... 9,318       75,942
*   West Marine, Inc........................................   500        4,290
    Whirlpool Corp.......................................... 1,100      156,904
    Williams-Sonoma, Inc....................................   500       33,535
    Winmark Corp............................................    30        1,964
*   Winnebago Industries, Inc...............................   478       11,233
    Wolverine World Wide, Inc............................... 1,128       27,365
    Wyndham Worldwide Corp.................................. 2,200      166,210
    Yum! Brands, Inc........................................   600       41,640
*   Zumiez, Inc.............................................   696       19,384
                                                                    -----------
Total Consumer Discretionary................................         13,853,830
                                                                    -----------
Consumer Staples -- (4.8%)
#   Alico, Inc..............................................   200        7,382
    Andersons, Inc. (The)...................................   550       29,711
    Archer-Daniels-Midland Co............................... 2,600      120,640
    B&G Foods, Inc.......................................... 1,000       28,070
*   Boulder Brands, Inc..................................... 1,229       13,949
    Bunge, Ltd.............................................. 1,333      105,094
    Cal-Maine Foods, Inc....................................   600       42,720
    Calavo Growers, Inc.....................................   300       10,347
#   Campbell Soup Co........................................   800       33,272
    Casey's General Stores, Inc.............................   807       53,399
*   Chiquita Brands International, Inc......................   861        8,257
    Church & Dwight Co., Inc................................   600       38,508
#   Clorox Co. (The)........................................   500       43,435
    Coca-Cola Bottling Co. Consolidated.....................   200       13,964
    Coca-Cola Co. (The)..................................... 7,104      279,116
    Coca-Cola Enterprises, Inc.............................. 1,297       58,949
    Colgate-Palmolive Co.................................... 1,400       88,760
    ConAgra Foods, Inc...................................... 3,453      104,039
    Costco Wholesale Corp...................................   800       94,032
*   Darling Ingredients, Inc................................ 2,800       52,416
#   Dean Foods Co........................................... 2,340       35,849
    Dr Pepper Snapple Group, Inc............................   884       51,944
*   Elizabeth Arden, Inc.................................... 1,000       20,630
    Energizer Holdings, Inc.................................   633       72,643
    Estee Lauder Cos., Inc. (The) Class A...................   400       29,384
*   Farmer Bros. Co.........................................   500       10,235
    Flowers Foods, Inc...................................... 3,300       62,997
    Fresh Del Monte Produce, Inc............................   837       25,060
    General Mills, Inc...................................... 1,144       57,372
#*  Hain Celestial Group, Inc. (The)........................   600       51,300
    Hershey Co. (The).......................................   300       26,445
    Hillshire Brands Co. (The)..............................   220       13,809
    Hormel Foods Corp.......................................   900       40,734
    Ingles Markets, Inc. Class A............................   300        7,356
    Ingredion, Inc..........................................   818       60,229
    Inter Parfums, Inc......................................   750       19,597
    J&J Snack Foods Corp....................................   400       36,036

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)..................................... 1,220  $  121,561
    John B. Sanfilippo & Son, Inc............................   200       5,290
    Kellogg Co...............................................   300      17,949
#   Keurig Green Mountain, Inc...............................   500      59,640
    Kimberly-Clark Corp......................................   700      72,709
    Kraft Foods Group, Inc...................................   634      33,973
    Kroger Co. (The).........................................   700      34,286
    Lancaster Colony Corp....................................   500      43,675
#*  Lifeway Foods, Inc.......................................   200       2,498
    McCormick & Co., Inc.....................................   500      32,890
*   Medifast, Inc............................................   300       8,613
    Mondelez International, Inc. Class A..................... 6,403     230,508
*   Monster Beverage Corp....................................   400      25,584
*   National Beverage Corp...................................   400       6,856
*   Omega Protein Corp.......................................   700       9,814
    Orchids Paper Products Co................................    98       2,587
    PepsiCo, Inc............................................. 3,295     290,289
*   Pilgrim's Pride Corp..................................... 3,873     108,289
*   Post Holdings, Inc.......................................   760      34,139
#   Pricesmart, Inc..........................................   300      24,690
    Procter & Gamble Co. (The)............................... 9,400     726,808
*   Revlon, Inc. Class A.....................................   505      15,403
    Rocky Mountain Chocolate Factory, Inc....................   200       2,560
    Safeway, Inc............................................. 1,200      41,352
#   Sanderson Farms, Inc.....................................   600      54,654
    Snyder's-Lance, Inc......................................   800      19,848
    SpartanNash Co...........................................   700      14,672
    Spectrum Brands Holdings, Inc............................ 1,343     112,006
#*  Susser Holdings Corp.....................................   800      64,136
    Sysco Corp............................................... 1,100      39,259
#   Tootsie Roll Industries, Inc.............................   631      16,614
#*  TreeHouse Foods, Inc.....................................   642      47,187
    Tyson Foods, Inc. Class A................................ 2,989     111,221
#*  United Natural Foods, Inc................................   900      52,758
    Wal-Mart Stores, Inc..................................... 5,591     411,386
    WD-40 Co.................................................   200      13,352
    Weis Markets, Inc........................................   788      33,616
*   WhiteWave Foods Co. (The) Class A........................   791      23,564
    Whole Foods Market, Inc..................................   800      30,576
                                                                     ----------
Total Consumer Staples.......................................         4,844,492
                                                                     ----------
Energy -- (13.2%)
    Adams Resources & Energy, Inc............................    49       3,202
    Alon USA Energy, Inc..................................... 1,630      20,946
#*  Alpha Natural Resources, Inc............................. 4,329      14,675
    Anadarko Petroleum Corp.................................. 3,500     373,975
    Apache Corp.............................................. 2,351     241,354
#*  Approach Resources, Inc..................................   597      12,561
#   Arch Coal, Inc........................................... 3,052       9,064
*   Atwood Oceanics, Inc..................................... 1,150      55,373
    Baker Hughes, Inc........................................ 2,161     148,612
*   Basic Energy Services, Inc...............................   800      19,192
*   Bill Barrett Corp........................................ 1,012      24,298

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
*   Bonanza Creek Energy, Inc................................    598 $   33,524
    Bristow Group, Inc.......................................  1,060     75,652
*   C&J Energy Services, Inc.................................  1,602     47,996
    Cabot Oil & Gas Corp.....................................  3,800    125,210
*   Cameron International Corp...............................    716     50,772
#   CARBO Ceramics, Inc......................................    428     53,303
*   Carrizo Oil & Gas, Inc...................................  1,204     73,938
    Chesapeake Energy Corp...................................  5,992    158,009
    Chevron Corp............................................. 17,800  2,300,472
    Cimarex Energy Co........................................  1,000    139,020
*   Clayton Williams Energy, Inc.............................    400     42,564
#*  Clean Energy Fuels Corp..................................  1,421     14,153
*   Cloud Peak Energy, Inc...................................    906     14,025
#   Comstock Resources, Inc..................................    900     21,294
*   Concho Resources, Inc....................................    828    116,582
    ConocoPhillips...........................................  8,900    734,250
    CONSOL Energy, Inc.......................................  1,392     54,037
*   Contango Oil & Gas Co....................................    400     16,092
    Dawson Geophysical Co....................................    200      5,020
    Delek US Holdings, Inc...................................    900     26,298
    Devon Energy Corp........................................  2,409    181,880
#   Diamond Offshore Drilling, Inc...........................    800     37,432
*   Dresser-Rand Group, Inc..................................    400     23,804
*   Dril-Quip, Inc...........................................    500     50,385
#*  Endeavour International Corp.............................    824      1,162
    Energen Corp.............................................    300     24,489
#   Energy XXI Bermuda, Ltd..................................  1,157     23,094
    EnLink Midstream LLC.....................................  1,400     53,494
    EOG Resources, Inc.......................................  3,542    387,636
    EQT Corp.................................................    400     37,528
*   Era Group, Inc...........................................    500     13,400
*   Escalera Resources Co....................................    200        444
    Exterran Holdings, Inc...................................  1,611     68,065
    Exxon Mobil Corp......................................... 20,079  1,986,616
*   FMC Technologies, Inc....................................    900     54,720
#*  Geospace Technologies Corp...............................    222      8,933
    Green Plains, Inc........................................    700     26,243
*   Gulf Coast Ultra Deep Royalty Trust......................  2,475      5,915
    Gulfmark Offshore, Inc. Class A..........................    900     34,443
*   Gulfport Energy Corp.....................................  1,061     56,668
    Halliburton Co...........................................  1,200     82,788
*   Helix Energy Solutions Group, Inc........................  2,011     51,140
    Helmerich & Payne, Inc...................................  1,200    127,512
#*  Hercules Offshore, Inc...................................  3,605     12,726
    Hess Corp................................................  1,780    176,184
    HollyFrontier Corp.......................................  1,937     91,058
*   Hornbeck Offshore Services, Inc..........................    922     40,291
*   ION Geophysical Corp.....................................  2,100      7,875
*   Key Energy Services, Inc.................................  2,845     17,468
    Kinder Morgan, Inc.......................................  1,123     40,406
#   LinnCo LLC...............................................  1,680     48,871
    Marathon Oil Corp........................................  4,400    170,500
    Marathon Petroleum Corp..................................  2,400    200,352

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
*   Matador Resources Co....................................... 1,100  $ 29,744
*   Matrix Service Co..........................................   500    13,425
    Murphy Oil Corp............................................   763    47,405
    Nabors Industries, Ltd..................................... 2,343    63,636
    National Oilwell Varco, Inc................................ 1,700   137,768
*   Natural Gas Services Group, Inc............................   200     6,240
*   Newfield Exploration Co.................................... 1,580    63,674
*   Newpark Resources, Inc..................................... 1,700    20,791
    Noble Corp. P.L.C.......................................... 1,866    58,536
    Noble Energy, Inc.......................................... 1,800   119,682
#*  Northern Oil and Gas, Inc..................................   494     7,948
#*  Nuverra Environmental Solutions, Inc.......................   242     4,506
*   Oasis Petroleum, Inc.......................................   800    42,760
    Occidental Petroleum Corp.................................. 2,800   273,588
    Oceaneering International, Inc.............................   600    40,746
*   Oil States International, Inc..............................   781    47,868
    ONEOK, Inc................................................. 1,284    82,728
*   Overseas Shipholding Group, Inc............................   200     1,370
*   Parker Drilling Co......................................... 3,152    19,479
    Patterson-UTI Energy, Inc.................................. 2,320    79,692
*   PDC Energy, Inc............................................   600    32,556
#*  Penn Virginia Corp.........................................   420     5,468
#*  PHI, Inc. Non-Voting.......................................   400    15,780
    Phillips 66................................................ 3,050   247,386
*   Pioneer Energy Services Corp............................... 1,900    27,949
    Pioneer Natural Resources Co...............................   458   101,429
    QEP Resources, Inc......................................... 2,300    76,015
    Range Resources Corp.......................................   600    45,354
*   Rex Energy Corp............................................ 1,300    17,927
*   Rosetta Resources, Inc.....................................   700    35,749
    Rowan Cos. P.L.C. Class A.................................. 2,000    61,040
    RPC, Inc................................................... 1,200    27,000
#*  SandRidge Energy, Inc...................................... 5,159    30,748
    Schlumberger, Ltd.......................................... 2,905   314,873
#   Scorpio Tankers, Inc....................................... 1,738    16,320
*   SEACOR Holdings, Inc.......................................   500    37,980
    SemGroup Corp. Class A.....................................   751    57,887
*   Seventy Seven Energy, Inc..................................   428     9,600
#   Ship Finance International, Ltd............................ 1,848    33,634
    SM Energy Co............................................... 1,072    84,195
*   Southwestern Energy Co..................................... 3,127   126,894
    Spectra Energy Corp........................................   945    38,669
*   Stone Energy Corp.......................................... 1,000    38,050
    Superior Energy Services, Inc.............................. 2,641    88,738
#*  Swift Energy Co............................................   991    10,951
#*  Synergy Resources Corp.....................................   800     8,416
    Targa Resources Corp.......................................   300    38,250
    Teekay Corp................................................ 1,700    94,622
#   Tesco Corp.................................................   818    15,967
    Tesoro Corp................................................ 2,703   166,343
#*  TETRA Technologies, Inc.................................... 1,700    18,717
*   TGC Industries, Inc........................................   636     2,499
    Tidewater, Inc............................................. 1,500    70,905

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
#   Transocean, Ltd.........................................  1,100 $    44,374
#*  Triangle Petroleum Corp.................................    854       9,223
*   Unit Corp...............................................  1,100      69,685
*   Vaalco Energy, Inc......................................  1,200       8,280
    Valero Energy Corp......................................  5,000     254,000
    W&T Offshore, Inc.......................................  1,613      21,630
*   Weatherford International P.L.C.........................  5,083     113,707
    Western Refining, Inc...................................  1,947      79,749
*   Westmoreland Coal Co....................................    200       8,618
*   Whiting Petroleum Corp..................................  1,400     123,886
*   Willbros Group, Inc.....................................    427       4,949
    Williams Cos., Inc. (The)...............................  1,024      57,989
    World Fuel Services Corp................................  1,600      68,720
                                                                    -----------
Total Energy                                                         13,193,292
                                                                    -----------
Financials -- (19.1%)
    1st Source Corp.........................................    700      19,873
    1st United Bancorp, Inc.................................    500       4,175
    ACE, Ltd................................................  1,137     113,814
*   Affiliated Managers Group, Inc..........................    300      59,775
#   Alexander & Baldwin, Inc................................  1,017      38,819
*   Alleghany Corp..........................................    216      89,392
    Allied World Assurance Co. Holdings AG..................  2,142      77,133
    Allstate Corp. (The)....................................  2,800     163,660
*   Altisource Asset Management Corp........................     21      12,873
#*  Altisource Portfolio Solutions SA.......................    218      23,627
*   American Capital, Ltd...................................  6,228      94,416
    American Equity Investment Life Holding Co..............  1,496      33,121
    American Express Co.....................................  2,100     184,800
    American Financial Group, Inc...........................  1,900     106,381
    American International Group, Inc.......................  7,355     382,313
    American National Insurance Co..........................    200      21,800
    Ameriprise Financial, Inc...............................  1,390     166,244
    Ameris Bancorp..........................................    730      15,943
    AMERISAFE, Inc..........................................    500      18,300
    AmeriServ Financial, Inc................................    560       1,781
#   Amtrust Financial Services, Inc.........................  1,694      72,232
    Aon P.L.C...............................................    900      75,924
#*  Arch Capital Group, Ltd.................................  1,132      60,505
    Argo Group International Holdings, Ltd..................    879      43,783
    Arthur J Gallagher & Co.................................    500      22,500
    Aspen Insurance Holdings, Ltd...........................  1,450      58,014
    Associated Banc-Corp....................................  2,772      49,674
    Assured Guaranty, Ltd...................................  2,829      63,143
*   Asta Funding, Inc.......................................    300       2,514
    Astoria Financial Corp..................................  2,600      33,488
    Axis Capital Holdings, Ltd..............................  1,300      56,095
    Bancfirst Corp..........................................    497      30,267
*   Bancorp, Inc............................................    400       3,800
    BancorpSouth, Inc.......................................  2,400      50,088
    Bank Mutual Corp........................................  1,000       6,030
    Bank of America Corp.................................... 36,276     553,209
    Bank of Hawaii Corp.....................................    900      51,462

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Bank of Kentucky Financial Corp (The)......................    108 $  3,731
    Bank of New York Mellon Corp. (The)........................  4,100  160,064
    Bank of the Ozarks, Inc....................................  1,600   49,232
    BankUnited, Inc............................................  1,201   37,519
    Banner Corp................................................    471   18,953
    BB&T Corp..................................................  2,800  103,656
    BBCN Bancorp, Inc..........................................  1,500   22,530
#*  Beneficial Mutual Bancorp, Inc.............................  1,200   15,696
*   Berkshire Hathaway, Inc. Class B...........................  2,400  301,032
    Berkshire Hills Bancorp, Inc...............................    852   20,593
    BGC Partners, Inc. Class A.................................  5,225   40,912
    BlackRock, Inc.............................................    529  161,202
*   BofI Holding, Inc..........................................    218   16,261
    BOK Financial Corp.........................................    631   41,797
    Boston Private Financial Holdings, Inc.....................  1,500   18,720
*   Bridge Capital Holdings....................................    114    2,432
    Brookline Bancorp, Inc.....................................  1,601   14,457
    Brown & Brown, Inc.........................................  2,525   77,719
    Bryn Mawr Bank Corp........................................    100    2,950
    California First National Bancorp..........................      3       44
*   Capital Bank Financial Corp. Class A.......................     36      820
    Capital One Financial Corp.................................  2,200  174,988
    Capitol Federal Financial, Inc.............................  3,561   41,664
    Cardinal Financial Corp....................................    700   12,362
    Cash America International, Inc............................  1,000   44,390
    Cathay General Bancorp.....................................  2,147   54,942
    CBOE Holdings, Inc.........................................    300   14,541
    Centerstate Banks, Inc.....................................    371    3,866
    Central Pacific Financial Corp.............................  1,228   21,981
    Charles Schwab Corp. (The).................................  1,200   33,300
    Chemical Financial Corp....................................    800   22,080
    Chicopee Bancorp, Inc......................................     89    1,467
    Chubb Corp. (The)..........................................  1,012   87,751
    Cincinnati Financial Corp..................................  1,560   71,791
    CIT Group, Inc.............................................  1,871   91,885
    Citigroup, Inc............................................. 11,344  554,835
    Citizens Community Bancorp, Inc............................    300    2,640
#*  Citizens, Inc..............................................  1,400    9,436
    City Holding Co............................................    400   16,660
    City National Corp.........................................  1,300   97,825
    Clifton Bancorp, Inc.......................................    214    2,645
    CME Group, Inc.............................................  1,200   88,728
    CNA Financial Corp.........................................    721   26,944
    CNO Financial Group, Inc...................................  5,921   95,802
    Columbia Banking System, Inc...............................  1,146   29,212
    Comerica, Inc..............................................  1,707   85,794
    Commerce Bancshares, Inc...................................  1,777   80,072
#   Community Bank System, Inc.................................    700   24,661
    Community Trust Bancorp, Inc...............................    550   19,245
    Crawford & Co. Class A.....................................    200    1,584
    Crawford & Co. Class B.....................................    200    1,840
*   Credit Acceptance Corp.....................................    162   18,423
    Cullen/Frost Bankers, Inc..................................  1,320  102,920

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
#   CVB Financial Corp......................................... 3,160  $ 48,316
    Dime Community Bancshares, Inc.............................   700    10,584
    Discover Financial Services................................ 1,400    85,484
    Donegal Group, Inc. Class A................................   700    10,556
*   E*TRADE Financial Corp..................................... 3,167    66,570
    East West Bancorp, Inc..................................... 3,323   113,181
    Eaton Vance Corp...........................................   600    21,078
    EMC Insurance Group, Inc...................................   235     6,916
#*  Encore Capital Group, Inc..................................   608    25,828
    Endurance Specialty Holdings, Ltd.......................... 1,100    58,179
*   Enstar Group, Ltd..........................................   200    27,600
    Enterprise Bancorp, Inc....................................    41       804
    Erie Indemnity Co. Class A.................................   500    36,610
#   ESB Financial Corp.........................................   685     8,515
    Evercore Partners, Inc. Class A............................   500    27,280
    Everest Re Group, Ltd......................................   700   109,137
#*  Ezcorp, Inc. Class A.......................................   700     6,853
    FBL Financial Group, Inc. Class A..........................   800    34,224
    Federal Agricultural Mortgage Corp. Class C................   200     5,830
#   Federated Investors, Inc. Class B.......................... 1,900    53,618
    Federated National Holding Co..............................   200     4,034
*   First Acceptance Corp...................................... 1,000     2,310
    First American Financial Corp.............................. 2,633    71,460
    First Bancorp, Inc.........................................   147     2,412
*   First BanCorp.(318672706)..................................   200     1,028
    First Bancorp.(318910106)..................................   600     9,648
*   First Cash Financial Services, Inc.........................   644    36,328
    First Citizens BancShares, Inc. Class A....................   250    55,587
    First Commonwealth Financial Corp.......................... 2,703    23,138
    First Financial Bancorp.................................... 1,800    29,412
#   First Financial Bankshares, Inc............................ 1,604    47,126
    First Financial Corp.......................................   300     9,198
    First Financial Northwest, Inc.............................   100     1,052
    First Horizon National Corp................................ 6,126    72,164
    First Midwest Bancorp, Inc................................. 1,160    18,792
    First Niagara Financial Group, Inc......................... 4,158    35,759
    First Republic Bank........................................   203     9,484
    First South Bancorp, Inc...................................   400     3,056
    FirstMerit Corp............................................ 1,386    24,394
    Flushing Financial Corp....................................   700    13,006
    FNB Corp................................................... 3,468    42,656
*   FNF Group.................................................. 4,855   131,619
*   FNFV Group................................................. 1,618    26,470
*   Forest City Enterprises, Inc. Class A...................... 1,874    35,925
#*  Forest City Enterprises, Inc. Class B......................   409     7,951
#*  Forestar Group, Inc........................................   900    16,830
    Franklin Resources, Inc.................................... 1,200    64,980
    Fulton Financial Corp...................................... 4,893    55,487
#   FXCM, Inc. Class A.........................................   151     2,057
*   Genworth Financial, Inc. Class A...........................   978    12,812
    German American Bancorp, Inc...............................   482    12,460
    GFI Group, Inc............................................. 3,664    16,598
    Glacier Bancorp, Inc....................................... 1,900    50,312

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
*   Global Indemnity P.L.C...................................    550 $   13,712
    Goldman Sachs Group, Inc. (The)..........................  1,640    283,507
    Great Southern Bancorp, Inc..............................    500     15,590
*   Green Dot Corp. Class A..................................    141      2,537
#   Greenhill & Co., Inc.....................................    170      7,781
*   Greenlight Capital Re, Ltd. Class A......................    700     22,652
    Griffin Land & Nurseries, Inc............................     93      2,475
    Hancock Holding Co.......................................  1,936     62,804
    Hanmi Financial Corp.....................................    469      9,905
    Hanover Insurance Group, Inc. (The)......................  1,300     75,153
    Hartford Financial Services Group, Inc. (The)............  4,040    138,006
    HCC Insurance Holdings, Inc..............................  2,000     93,360
    HCI Group, Inc...........................................    253     10,095
    Heartland Financial USA, Inc.............................    493     11,748
    Heritage Financial Group, Inc............................    114      2,291
    HF Financial Corp........................................     99      1,334
    HFF, Inc. Class A........................................    650     22,074
*   Hilltop Holdings, Inc....................................  1,200     24,600
*   Home Bancorp, Inc........................................    200      4,384
    Home BancShares, Inc.....................................  1,200     36,072
    Horace Mann Educators Corp...............................  1,200     34,380
    Hudson City Bancorp, Inc.................................  7,639     74,480
#   Hudson Valley Holding Corp...............................    110      1,913
    Iberiabank Corp..........................................    700     45,927
*   ICG Group, Inc...........................................    900     15,228
    Independent Bank Corp....................................    618     22,563
    Interactive Brokers Group, Inc. Class A..................  1,364     31,392
    Intercontinental Exchange, Inc...........................    518     99,570
    International Bancshares Corp............................  1,757     44,540
    Intervest Bancshares Corp. Class A.......................    200      1,596
    Invesco, Ltd.............................................  3,751    141,150
*   Investment Technology Group, Inc.........................  1,300     23,777
    Investors Bancorp, Inc...................................  7,476     77,377
#   Janus Capital Group, Inc.................................  3,400     38,726
    Jones Lang LaSalle, Inc..................................    900    111,330
    JPMorgan Chase & Co...................................... 21,309  1,228,890
*   KCG Holdings, Inc. Class A...............................    207      2,364
#*  Kearny Financial Corp....................................  1,400     21,098
    Kemper Corp..............................................  1,700     58,837
    Kennedy-Wilson Holdings, Inc.............................    930     21,762
    KeyCorp..................................................  4,995     67,632
    Lakeland Financial Corp..................................    508     18,486
    Legg Mason, Inc..........................................  2,652    125,837
    Leucadia National Corp...................................  3,371     83,297
    Lincoln National Corp....................................  2,505    131,237
    LNB Bancorp, Inc.........................................    200      2,422
    Loews Corp...............................................  2,000     84,260
#   M&T Bank Corp............................................  1,088    132,192
#   Maiden Holdings, Ltd.....................................  1,300     14,924
    MainSource Financial Group, Inc..........................    700     11,431
*   Markel Corp..............................................    181    114,412
    MarketAxess Holdings, Inc................................    696     39,136
    Marsh & McLennan Cos., Inc...............................  1,000     50,770

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*   Maui Land & Pineapple Co., Inc.............................   240  $  1,752
    MB Financial, Inc.......................................... 1,304    35,130
*   MBIA, Inc.................................................. 3,887    37,237
#   MCG Capital Corp........................................... 2,300     9,131
    McGraw Hill Financial, Inc.................................   300    24,066
    Meadowbrook Insurance Group, Inc........................... 1,400     8,442
    Merchants Bancshares, Inc..................................   114     3,313
    Mercury General Corp....................................... 1,600    78,752
    MetLife, Inc............................................... 3,728   196,093
*   Metro Bancorp, Inc.........................................    84     1,928
#*  MGIC Investment Corp....................................... 5,400    39,906
    MidSouth Bancorp, Inc......................................    72     1,404
#   Montpelier Re Holdings, Ltd................................ 1,781    52,593
    Moody's Corp...............................................   600    52,200
    Morgan Stanley............................................. 4,000   129,360
*   MSCI, Inc..................................................   400    18,100
    NASDAQ OMX Group, Inc. (The)............................... 1,799    75,900
    National Interstate Corp...................................   500    13,545
    National Penn Bancshares, Inc.............................. 3,425    35,277
    National Western Life Insurance Co. Class A................    11     2,651
    Navient Corp...............................................   731    12,573
*   Navigators Group, Inc. (The)...............................   400    24,320
    NBT Bancorp, Inc........................................... 1,078    25,193
    Nelnet, Inc. Class A....................................... 1,000    41,230
*   NewStar Financial, Inc.....................................   868     9,834
    Northeast Community Bancorp, Inc...........................   500     3,485
    Northern Trust Corp........................................ 1,700   113,713
    Northwest Bancshares, Inc.................................. 2,350    29,140
#   Ocean Shore Holding Co.....................................   183     2,668
    OceanFirst Financial Corp..................................   600     9,546
*   Ocwen Financial Corp....................................... 3,500   105,595
    OFG Bancorp................................................ 1,300    20,748
    Old National Bancorp....................................... 2,280    30,506
    Old Republic International Corp............................ 3,800    54,682
#   OneBeacon Insurance Group, Ltd. Class A....................   140     2,072
    Oppenheimer Holdings, Inc. Class A.........................   400     9,128
    Oritani Financial Corp..................................... 1,400    20,720
    Pacific Continental Corp...................................   357     4,798
*   Pacific Mercantile Bancorp.................................    91       639
    PacWest Bancorp............................................ 2,536   105,675
    Park National Corp.........................................   340    25,616
    PartnerRe, Ltd.............................................   970   101,229
    Peapack Gladstone Financial Corp...........................   234     4,329
    Penns Woods Bancorp, Inc...................................    71     3,047
#   People's United Financial, Inc............................. 3,487    50,631
#*  PHH Corp................................................... 1,109    25,895
*   PICO Holdings, Inc.........................................   700    15,505
    Pinnacle Financial Partners, Inc...........................   630    23,310
    Platinum Underwriters Holdings, Ltd........................   733    42,954
    PNC Financial Services Group, Inc. (The)................... 2,100   173,376
*   Popular, Inc............................................... 1,838    58,632
#*  Portfolio Recovery Associates, Inc......................... 1,500    88,440
    Primerica, Inc............................................. 1,519    69,996

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Principal Financial Group, Inc............................. 2,798  $139,005
    PrivateBancorp, Inc........................................ 1,429    41,155
    ProAssurance Corp.......................................... 1,800    78,534
    Progressive Corp. (The)....................................   900    21,096
    Prosperity Bancshares, Inc................................. 1,262    73,360
    Protective Life Corp....................................... 2,200   152,636
    Provident Financial Services, Inc.......................... 1,800    30,078
    Prudential Financial, Inc.................................. 1,800   156,546
    Pulaski Financial Corp.....................................   143     1,612
    QC Holdings, Inc...........................................   500     1,275
#   Radian Group, Inc.......................................... 1,100    13,926
    Raymond James Financial, Inc............................... 1,529    77,903
    Regions Financial Corp..................................... 2,091    21,203
    Reinsurance Group of America, Inc.......................... 1,271   102,010
#   RenaissanceRe Holdings, Ltd................................   779    76,194
    Renasant Corp..............................................   700    19,880
    Resource America, Inc. Class A.............................   500     4,710
*   Riverview Bancorp, Inc.....................................   500     1,910
#   RLI Corp...................................................   920    39,321
    S&T Bancorp, Inc...........................................   700    17,031
    Safety Insurance Group, Inc................................   500    25,005
    Sandy Spring Bancorp, Inc..................................   600    14,046
    SEI Investments Co.........................................   954    34,172
    Selective Insurance Group, Inc............................. 1,010    22,513
*   Signature Bank.............................................   442    50,560
    Simmons First National Corp. Class A.......................   600    23,778
    SLM Corp...................................................   731     6,477
    South State Corp...........................................   469    27,254
o   Southern Community Financial Corp..........................   401       371
#   Southside Bancshares, Inc..................................   565    16,560
#*  St Joe Co. (The)...........................................   800    18,272
    StanCorp Financial Group, Inc.............................. 1,300    78,442
    State Auto Financial Corp.................................. 1,300    27,443
    State Street Corp.......................................... 1,694   119,325
    Stewart Information Services Corp..........................   400    11,788
*   Stifel Financial Corp...................................... 1,502    68,777
*   Suffolk Bancorp............................................   200     4,050
#*  Sun Bancorp, Inc...........................................   722     2,715
    SunTrust Banks, Inc........................................ 2,080    79,144
    Susquehanna Bancshares, Inc................................ 3,894    39,641
*   SVB Financial Group........................................   900    98,118
*   SWS Group, Inc.............................................   600     4,296
    Symetra Financial Corp..................................... 1,723    39,284
    Synovus Financial Corp..................................... 2,213    52,116
    T Rowe Price Group, Inc....................................   400    31,064
#   TCF Financial Corp......................................... 2,700    42,687
    TD Ameritrade Holding Corp................................. 1,900    61,028
*   Tejon Ranch Co.............................................   451    12,899
*   Texas Capital Bancshares, Inc..............................   900    46,845
*   TFS Financial Corp......................................... 2,603    35,088
    Tompkins Financial Corp....................................   305    13,566
    Torchmark Corp............................................. 1,050    55,377
#   Tower Group International, Ltd............................. 1,359     2,922

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE+
                                                            ------ -----------
Financials -- (Continued)
    TowneBank..............................................    721 $    10,656
    Travelers Cos., Inc. (The).............................  3,008     269,396
    TrustCo Bank Corp......................................  2,597      17,114
#   Trustmark Corp.........................................  1,700      39,151
    U.S. Bancorp...........................................  8,200     344,646
#   UMB Financial Corp.....................................  1,200      67,956
    Umpqua Holdings Corp...................................  3,092      52,317
    Union Bankshares Corp..................................  1,129      26,961
    Union Bankshares, Inc..................................     64       1,566
#   United Bankshares, Inc.................................  1,707      54,761
    United Community Banks, Inc............................    223       3,691
    United Financial Bancorp, Inc..........................  1,867      23,674
    United Fire Group, Inc.................................    700      19,782
    Universal Insurance Holdings, Inc......................  1,300      15,678
    Univest Corp. of Pennsylvania..........................    600      11,352
    Unum Group.............................................  2,372      81,431
    Validus Holdings, Ltd..................................  2,319      84,713
#   Valley National Bancorp................................  3,926      37,611
    ViewPoint Financial Group, Inc.........................    571      14,355
    Waddell & Reed Financial, Inc. Class A.................    600      31,674
*   Walker & Dunlop, Inc...................................    600       8,190
    Washington Federal, Inc................................  3,000      62,880
    Washington Trust Bancorp, Inc..........................    517      17,785
    Waterstone Financial, Inc..............................  1,097      12,100
    Webster Financial Corp.................................  1,903      54,559
    Wells Fargo & Co....................................... 28,843   1,468,109
    WesBanco, Inc..........................................    680      20,318
#   Westamerica Bancorporation.............................    530      25,345
*   Western Alliance Bancorp...............................  1,825      41,792
    Westwood Holdings Group, Inc...........................     77       4,143
    Willis Group Holdings P.L.C............................  1,454      59,250
    Wilshire Bancorp, Inc..................................  1,608      15,147
    Wintrust Financial Corp................................  1,001      46,376
*   World Acceptance Corp..................................    300      24,324
    WR Berkley Corp........................................  2,300     102,603
    XL Group P.L.C.........................................  2,623      84,566
#   Zions Bancorporation...................................  3,500     100,870
                                                                   -----------
Total Financials...........................................         19,141,141
                                                                   -----------
Industrials -- (15.5%)
    3M Co..................................................  1,200     169,068
    AAON, Inc..............................................  1,440      28,253
    AAR Corp...............................................    800      21,520
    ABM Industries, Inc....................................    800      19,688
*   ACCO Brands Corp.......................................    759       5,025
    Actuant Corp. Class A..................................  1,900      61,332
    Acuity Brands, Inc.....................................    400      42,908
#   ADT Corp. (The)........................................  1,422      49,486
*   Advisory Board Co. (The)...............................    400      20,056
*   AECOM Technology Corp..................................  1,444      49,024
*   Aegion Corp............................................    700      16,037
*   Aerovironment, Inc.....................................    700      22,043
    AGCO Corp..............................................  1,100      53,581

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Alamo Group, Inc...........................................   400  $ 19,012
    Alaska Air Group, Inc...................................... 3,200   140,704
    Albany International Corp. Class A.........................   486    17,418
    Allegiant Travel Co........................................   400    47,104
    Allegion P.L.C.............................................   433    22,269
    Alliant Techsystems, Inc...................................   848   110,181
o   Allied Defense Group, Inc..................................   300        24
    Altra Industrial Motion Corp...............................   800    25,080
    AMERCO.....................................................   600   157,896
    American Airlines Group, Inc............................... 1,900    73,815
    American Railcar Industries, Inc...........................   600    41,052
#   American Science & Engineering, Inc........................   200    12,560
*   American Woodmark Corp.....................................   490    14,406
    AMETEK, Inc................................................   882    42,945
    AO Smith Corp.............................................. 1,700    79,390
    Apogee Enterprises, Inc....................................   600    19,470
    Applied Industrial Technologies, Inc.......................   900    43,614
*   ARC Document Solutions, Inc................................   900     4,905
    ArcBest Corp...............................................   600    19,038
*   Armstrong World Industries, Inc............................   549    26,725
    Astec Industries, Inc......................................   500    19,435
*   Astronics Corp.............................................   506    29,348
*   Astronics Corp. Class B....................................   101     5,830
*   Atlas Air Worldwide Holdings, Inc..........................   850    29,087
*   Avis Budget Group, Inc..................................... 2,700   151,713
    AZZ, Inc...................................................   600    26,184
*   B/E Aerospace, Inc......................................... 1,100    93,654
    Babcock & Wilcox Co. (The)................................. 1,200    37,248
    Barnes Group, Inc.......................................... 1,620    55,485
    Barrett Business Services, Inc.............................   300    17,124
*   Beacon Roofing Supply, Inc................................. 1,200    33,168
*   Blount International, Inc..................................   500     6,530
#*  BlueLinx Holdings, Inc..................................... 2,778     3,195
    Boeing Co. (The)........................................... 1,000   120,480
    Brady Corp. Class A........................................ 1,100    28,765
#   Briggs & Stratton Corp..................................... 1,200    21,996
    Brink's Co. (The)..........................................   997    26,759
*   CAI International, Inc.....................................   600    11,454
    Carlisle Cos., Inc......................................... 1,000    80,020
#*  Casella Waste Systems, Inc. Class A........................   700     3,304
#   Caterpillar, Inc........................................... 1,000   100,750
    CDI Corp...................................................   700     9,709
#   Ceco Environmental Corp....................................   329     4,468
#   Celadon Group, Inc.........................................   500    10,620
#   CH Robinson Worldwide, Inc.................................   300    20,238
    Chicago Bridge & Iron Co. NV...............................   112     6,644
    Cintas Corp................................................ 1,600   100,160
    CIRCOR International, Inc..................................   500    35,935
*   Civeo Corp................................................. 1,562    39,675
    CLARCOR, Inc...............................................   900    53,379
*   Clean Harbors, Inc.........................................   400    23,052
*   Colfax Corp................................................   900    56,673
    Columbus McKinnon Corp.....................................   500    11,625

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Comfort Systems USA, Inc................................... 1,200  $ 17,880
*   Commercial Vehicle Group, Inc..............................   400     3,664
#   Con-way, Inc............................................... 1,428    70,472
*   Copart, Inc................................................   760    25,369
    Corporate Executive Board Co. (The)........................   400    24,828
    Covanta Holding Corp....................................... 2,083    42,535
*   Covenant Transportation Group, Inc. Class A................   100     1,189
*   CRA International, Inc.....................................   300     7,164
    Crane Co...................................................   900    61,749
    CSX Corp................................................... 6,100   182,512
    Cubic Corp.................................................   600    26,316
    Cummins, Inc...............................................   300    41,817
    Curtiss-Wright Corp........................................ 1,200    76,212
    Danaher Corp............................................... 2,000   147,760
    Deere & Co.................................................   723    61,535
    Delta Air Lines, Inc....................................... 5,168   193,593
    Deluxe Corp................................................ 1,100    60,511
#*  DigitalGlobe, Inc.......................................... 1,670    43,670
    Donaldson Co., Inc.........................................   800    31,032
    Dover Corp................................................. 1,000    85,760
    Dun & Bradstreet Corp. (The)...............................   224    24,647
*   DXP Enterprises, Inc.......................................   200    14,206
*   Dycom Industries, Inc......................................   700    19,684
    Eastern Co. (The)..........................................   142     2,295
    Eaton Corp. P.L.C.......................................... 1,916   130,135
    EMCOR Group, Inc........................................... 1,600    65,488
    Emerson Electric Co........................................ 1,500    95,475
    Encore Wire Corp...........................................   700    29,358
#*  Energy Recovery, Inc.......................................   992     4,444
    EnerSys.................................................... 1,200    76,116
*   Engility Holdings, Inc.....................................   266     9,193
#*  EnPro Industries, Inc......................................   400    27,368
    Equifax, Inc...............................................   900    68,481
    ESCO Technologies, Inc.....................................   700    23,485
*   Esterline Technologies Corp................................   600    65,130
    Exelis, Inc................................................ 5,124    86,288
    Expeditors International of Washington, Inc................   700    30,226
    Exponent, Inc..............................................   300    21,324
    Fastenal Co................................................   600    26,610
    Federal Signal Corp........................................ 1,700    24,582
    FedEx Corp................................................. 2,068   303,748
    Flowserve Corp.............................................   600    44,424
    Fluor Corp.................................................   785    57,203
    Fortune Brands Home & Security, Inc........................   270    10,203
    Forward Air Corp...........................................   500    22,385
*   Franklin Covey Co..........................................   700    13,202
    Franklin Electric Co., Inc................................. 1,000    36,650
    FreightCar America, Inc....................................   300     6,474
*   FTI Consulting, Inc........................................ 1,200    44,352
*   Fuel Tech, Inc.............................................   600     3,018
    G&K Services, Inc. Class A.................................   500    24,045
    GATX Corp.................................................. 1,400    86,800
#*  GenCorp, Inc............................................... 1,200    21,300

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
#*  Generac Holdings, Inc......................................  1,093 $ 47,436
    General Cable Corp.........................................  1,052   23,386
    General Dynamics Corp......................................  1,200  140,124
    General Electric Co........................................ 37,678  947,602
*   Genesee & Wyoming, Inc. Class A............................    800   79,784
*   Gibraltar Industries, Inc..................................    800   11,752
    Gorman-Rupp Co. (The)......................................    625   18,112
*   GP Strategies Corp.........................................    600   16,326
    Graco, Inc.................................................    400   29,660
#*  GrafTech International, Ltd................................  2,352   19,757
    Graham Corp................................................    250    7,540
    Granite Construction, Inc..................................  1,100   35,805
*   Great Lakes Dredge & Dock Corp.............................  1,000    7,220
#   Greenbrier Cos., Inc. (The)................................    700   45,115
    Griffon Corp...............................................  1,100   11,847
*   H&E Equipment Services, Inc................................    375   13,567
    Hardinge, Inc..............................................    300    3,579
    Harsco Corp................................................  2,094   52,915
    Heartland Express, Inc.....................................  1,500   33,675
#   HEICO Corp.................................................    262   12,880
    HEICO Corp. Class A........................................    471   18,986
*   Heritage-Crystal Clean, Inc................................     99    1,679
    Herman Miller, Inc.........................................    900   26,316
*   Hertz Global Holdings, Inc.................................  2,888   81,499
*   Hexcel Corp................................................    900   33,525
*   Hill International, Inc....................................    900    4,329
    Hillenbrand, Inc...........................................  1,103   33,145
    HNI Corp...................................................    932   32,937
    Honeywell International, Inc...............................  1,400  128,562
    Houston Wire & Cable Co....................................    221    2,654
*   Hub Group, Inc. Class A....................................    700   32,326
    Hubbell, Inc. Class A......................................    100   12,258
    Hubbell, Inc. Class B......................................    300   35,082
*   Hudson Global, Inc.........................................    700    2,695
    Huntington Ingalls Industries, Inc.........................    999   90,829
    Hurco Cos., Inc............................................    200    6,422
*   Huron Consulting Group, Inc................................    413   24,962
    Hyster-Yale Materials Handling, Inc........................    400   32,040
*   ICF International, Inc.....................................    350   12,099
    IDEX Corp..................................................  1,320  100,082
*   IHS, Inc. Class A..........................................    300   39,411
    Illinois Tool Works, Inc...................................  1,200   98,844
    Ingersoll-Rand P.L.C.......................................  1,300   76,427
#*  InnerWorkings, Inc.........................................    640    5,216
*   Innovative Solutions & Support, Inc........................    400    2,380
    Insteel Industries, Inc....................................    400    7,340
*   Integrated Electrical Services, Inc........................    607    3,867
    Interface, Inc.............................................  1,285   20,367
    Iron Mountain, Inc.........................................  1,135   38,034
    ITT Corp...................................................  1,500   68,955
*   Jacobs Engineering Group, Inc..............................    833   42,325
    JB Hunt Transport Services, Inc............................    420   32,449
#*  JetBlue Airways Corp.......................................  7,800   83,616

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
#   Joy Global, Inc............................................   300  $ 17,778
    Kaman Corp.................................................   600    24,006
    Kansas City Southern....................................... 1,200   130,872
    KAR Auction Services, Inc.................................. 1,819    53,315
    KBR, Inc...................................................   800    16,528
    Kelly Services, Inc. Class A...............................   632    10,074
    Kennametal, Inc............................................ 1,500    63,420
*   Key Technology, Inc........................................   200     2,608
    Kforce, Inc................................................   856    17,026
*   Kirby Corp................................................. 1,300   151,398
#   Knight Transportation, Inc................................. 2,000    47,920
    Knoll, Inc.................................................   628    10,557
*   Korn/Ferry International...................................   806    23,712
    L-3 Communications Holdings, Inc........................... 1,200   125,952
    Landstar System, Inc.......................................   400    26,452
*   Lawson Products, Inc.......................................   185     3,496
#*  Layne Christensen Co.......................................   500     5,425
    LB Foster Co. Class A......................................   200     9,330
    Lennox International, Inc..................................   560    47,779
    Lincoln Electric Holdings, Inc.............................   608    40,395
#   Lindsay Corp...............................................   300    24,285
#*  LMI Aerospace, Inc.........................................   300     3,927
    Lockheed Martin Corp.......................................   324    54,098
    LSI Industries, Inc........................................   700     4,998
    Manitowoc Co., Inc. (The).................................. 2,048    54,395
#   Manpowergroup, Inc.........................................   888    69,166
    Marten Transport, Ltd......................................   900    18,216
*   MasTec, Inc................................................ 1,477    40,160
    Mastech Holdings, Inc......................................    55       656
    Matson, Inc................................................ 1,017    27,408
#   McGrath RentCorp...........................................   700    24,185
*   Meritor, Inc...............................................   830    10,433
#*  Metalico, Inc.............................................. 1,567     2,335
*   Mfri, Inc..................................................   200     2,202
*   Middleby Corp. (The).......................................   645    46,995
#   Miller Industries, Inc.....................................   300     5,757
    Mobile Mini, Inc........................................... 1,081    40,819
*   Moog, Inc. Class A......................................... 1,100    72,622
#*  Moog, Inc. Class B.........................................   138     9,276
    MSA Safety, Inc............................................ 1,000    51,780
    Mueller Industries, Inc.................................... 2,200    61,226
    Mueller Water Products, Inc. Class A....................... 3,445    26,699
    Multi-Color Corp...........................................   432    17,008
*   Navigant Consulting, Inc................................... 1,100    17,952
#   NL Industries, Inc.........................................   941     8,187
    Nordson Corp...............................................   400    30,068
    Norfolk Southern Corp...................................... 3,180   323,279
    Northrop Grumman Corp...................................... 1,795   221,270
*   Northwest Pipe Co..........................................   100     3,585
#*  NOW, Inc...................................................   425    13,681
*   Old Dominion Freight Line, Inc............................. 1,800   114,264
    Omega Flex, Inc............................................   169     2,863
*   On Assignment, Inc......................................... 1,100    29,711

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   Orbital Sciences Corp...................................... 1,000  $ 25,670
*   Orion Energy Systems, Inc..................................   900     3,789
*   Orion Marine Group, Inc.................................... 1,000    10,810
    Oshkosh Corp............................................... 1,336    61,750
    Owens Corning.............................................. 2,256    76,817
    PACCAR, Inc................................................   350    21,794
*   PAM Transportation Services, Inc...........................   300    10,428
    Park-Ohio Holdings Corp....................................   200    11,872
    Parker Hannifin Corp.......................................   500    57,475
*   Patrick Industries, Inc....................................   117     4,873
    Pentair P.L.C.............................................. 1,788   114,557
*   PGT, Inc...................................................   148     1,370
    Pitney Bowes, Inc..........................................   300     8,118
*   PMFG, Inc..................................................   256     1,324
    Powell Industries, Inc.....................................   300    17,523
#*  PowerSecure International, Inc.............................   500     4,915
    Precision Castparts Corp...................................   200    45,760
    Preformed Line Products Co.................................   191    10,350
    Primoris Services Corp..................................... 1,216    29,038
*   Proto Labs, Inc............................................   146    11,826
    Quad/Graphics, Inc.........................................   200     4,224
    Quanex Building Products Corp.............................. 1,000    17,090
*   Quanta Services, Inc....................................... 1,500    50,235
    Raven Industries, Inc......................................   600    16,722
    Raytheon Co................................................ 1,600   145,232
    RBC Bearings, Inc..........................................   500    27,740
*   RCM Technologies, Inc......................................   400     2,684
    Regal-Beloit Corp.......................................... 1,000    70,290
*   Republic Airways Holdings, Inc............................. 1,000     9,940
    Republic Services, Inc..................................... 2,910   110,376
*   Roadrunner Transportation Systems, Inc.....................   799    20,087
    Robert Half International, Inc.............................   500    24,325
    Rockwell Automation, Inc...................................   500    55,830
    Rockwell Collins, Inc......................................   500    36,635
    Rollins, Inc............................................... 1,060    30,009
    Roper Industries, Inc...................................... 1,100   158,477
#   RR Donnelley & Sons Co..................................... 4,395    76,297
#*  Rush Enterprises, Inc. Class A.............................   750    26,422
    Ryder System, Inc.......................................... 1,300   111,969
*   Saia, Inc..................................................   450    20,542
    Simpson Manufacturing Co., Inc............................. 1,400    42,574
    SkyWest, Inc...............................................   900     9,621
*   SL Industries, Inc.........................................   200     7,236
    Snap-on, Inc............................................... 1,000   120,200
*   Spirit Aerosystems Holdings, Inc. Class A.................. 1,500    48,855
*   Spirit Airlines, Inc.......................................   800    52,336
    SPX Corp...................................................   746    73,951
    Standex International Corp.................................   300    19,785
    Stanley Black & Decker, Inc................................ 1,100    96,195
    Steelcase, Inc. Class A.................................... 2,300    34,730
*   Stericycle, Inc............................................   300    35,295
    Sun Hydraulics Corp........................................   462    16,854
*   Swift Transportation Co.................................... 1,700    34,765

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    TAL International Group, Inc...............................   900  $ 39,780
#*  Taser International, Inc................................... 1,471    17,740
*   Team, Inc..................................................   500    19,805
*   Tecumseh Products Co.......................................   300     1,461
*   Teledyne Technologies, Inc.................................   800    72,960
    Tennant Co.................................................   300    21,885
    Terex Corp................................................. 1,939    66,915
    Tetra Tech, Inc............................................ 1,600    38,848
#   Textainer Group Holdings, Ltd..............................   800    29,256
    Textron, Inc............................................... 2,314    84,160
    Timken Co. (The)........................................... 1,100    48,730
#   Titan International, Inc...................................   755    11,265
#*  Titan Machinery, Inc.......................................   261     3,826
    Toro Co. (The).............................................   400    23,732
    Towers Watson & Co. Class A................................   400    40,808
    TransDigm Group, Inc.......................................   100    16,792
#*  Trex Co., Inc..............................................   444    12,499
*   Trimas Corp................................................   456    14,446
    Trinity Industries, Inc.................................... 3,800   165,832
#   Triumph Group, Inc......................................... 1,120    70,952
*   TrueBlue, Inc..............................................   575    15,519
*   Tutor Perini Corp..........................................   624    16,992
    Twin Disc, Inc.............................................   400    11,536
    Tyco International, Ltd.................................... 1,405    60,626
*   Ultralife Corp.............................................   400     1,444
    UniFirst Corp..............................................   440    42,772
    Union Pacific Corp......................................... 5,800   570,198
*   United Continental Holdings, Inc........................... 1,700    78,863
    United Parcel Service, Inc. Class B........................ 1,100   106,799
*   United Rentals, Inc........................................   614    65,023
    United Stationers, Inc.....................................   900    34,722
    United Technologies Corp................................... 1,859   195,474
    Universal Forest Products, Inc.............................   600    26,268
    Universal Truckload Services, Inc..........................   325     7,894
    URS Corp................................................... 1,700    97,359
    US Ecology, Inc............................................   400    18,104
#*  USG Corp................................................... 1,447    38,273
#   UTi Worldwide, Inc......................................... 1,678    15,874
#   Valmont Industries, Inc....................................   500    72,815
*   Verisk Analytics, Inc. Class A.............................   350    21,014
#*  Veritiv Corp...............................................    47     1,876
*   Versar, Inc................................................   300       954
    Viad Corp..................................................   600    12,732
*   Vicor Corp.................................................   655     5,161
*   Virco Manufacturing Corp...................................   285       741
#*  Volt Information Sciences, Inc.............................   900     7,294
#*  Wabash National Corp....................................... 1,350    18,373
*   WABCO Holdings, Inc........................................   200    19,496
    Wabtec Corp................................................   600    48,408
    Waste Connections, Inc..................................... 2,000    94,680
    Waste Management, Inc...................................... 1,174    52,701
    Watsco, Inc................................................   400    35,828
    Watts Water Technologies, Inc. Class A.....................   600    35,076

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Werner Enterprises, Inc............................  1,700 $    41,786
*   Wesco Aircraft Holdings, Inc.......................     52         985
#*  WESCO International, Inc...........................    649      50,940
    Woodward, Inc......................................  1,000      49,960
    WW Grainger, Inc...................................    120      28,218
    Xylem, Inc.........................................  1,471      51,912
                                                               -----------
Total Industrials......................................         15,518,496
                                                               -----------
Information Technology -- (14.8%)
#*  3D Systems Corp....................................    300      15,039
    Accenture P.L.C. Class A...........................    500      39,640
*   ACI Worldwide, Inc.................................  1,683      31,539
#*  Acorn Energy, Inc..................................    100         215
*   Acxiom Corp........................................  2,300      42,136
*   ADDvantage Technologies Group, Inc.................    400         980
*   Adobe Systems, Inc.................................    624      43,125
#   ADTRAN, Inc........................................    600      13,344
*   Advanced Energy Industries, Inc....................  1,100      18,502
#*  Advanced Micro Devices, Inc........................  3,816      14,921
    Advent Software, Inc...............................    859      27,883
*   Akamai Technologies, Inc...........................    612      36,120
*   Alliance Data Systems Corp.........................    100      26,229
    Altera Corp........................................    500      16,360
    Amdocs, Ltd........................................  1,200      54,408
    American Software, Inc. Class A....................    900       8,379
*   Amkor Technology, Inc..............................  4,400      38,940
    Amphenol Corp. Class A.............................    600      57,702
*   Amtech Systems, Inc................................    400       3,912
    Analog Devices, Inc................................  1,343      66,653
    Anixter International, Inc.........................    736      63,274
*   ANSYS, Inc.........................................    300      23,082
*   AOL, Inc...........................................  1,587      61,179
    Apple, Inc......................................... 18,319   1,750,747
    Applied Materials, Inc.............................    602      12,618
*   ARRIS Group, Inc...................................  2,960     101,143
*   Arrow Electronics, Inc.............................  1,426      82,637
*   Aspen Technology, Inc..............................  1,102      47,871
*   Atmel Corp.........................................  1,400      11,480
*   Autodesk, Inc......................................    500      26,675
    Automatic Data Processing, Inc.....................  1,000      81,310
    Avago Technologies, Ltd............................    600      41,628
#*  Aviat Networks, Inc................................    210         273
    Avnet, Inc.........................................  1,633      69,125
    AVX Corp...........................................  3,100      42,160
    Aware, Inc.........................................    900       3,861
*   AXT, Inc...........................................    300         645
    Badger Meter, Inc..................................    300      14,970
    Belden, Inc........................................    600      40,740
*   Benchmark Electronics, Inc.........................  1,800      43,470
#   Black Box Corp.....................................    600      12,420
    Blackbaud, Inc.....................................    350      12,849
*   Blackhawk Network Holdings, Inc. Class B...........    197       5,494
*   Blucora, Inc.......................................  1,000      17,070

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
*   Bottomline Technologies de, Inc............................    822 $ 23,271
    Broadcom Corp. Class A.....................................  1,212   46,371
    Broadridge Financial Solutions, Inc........................    813   32,821
    Brocade Communications Systems, Inc........................  4,903   45,157
    Brooks Automation, Inc.....................................  1,100   11,198
*   Bsquare Corp...............................................    300      915
*   BTU International, Inc.....................................    300    1,002
    CA, Inc....................................................  2,509   72,460
*   Cabot Microelectronics Corp................................    600   24,114
*   CACI International, Inc. Class A...........................    606   41,808
*   Cadence Design Systems, Inc................................    600   10,098
#*  CalAmp Corp................................................    500    8,505
*   Calix, Inc.................................................    993    9,225
*   Cardtronics, Inc...........................................    710   27,378
*   Ceva, Inc..................................................     95    1,352
*   Checkpoint Systems, Inc....................................    567    6,940
*   Cirrus Logic, Inc..........................................    417    9,353
    Cisco Systems, Inc......................................... 17,102  431,483
*   Citrix Systems, Inc........................................    400   27,092
*   Cognex Corp................................................    680   27,866
*   Cognizant Technology Solutions Corp. Class A...............    800   39,240
*   Coherent, Inc..............................................    500   29,455
    Cohu, Inc..................................................    600    6,690
*   CommVault Systems, Inc.....................................    200    9,604
    Computer Sciences Corp.....................................  2,500  155,975
    Computer Task Group, Inc...................................    500    7,160
    Compuware Corp.............................................  3,943   35,881
    Comtech Telecommunications Corp............................    587   19,841
#*  Concur Technologies, Inc...................................    200   18,592
    Convergys Corp.............................................  2,800   54,292
#*  Conversant, Inc............................................  1,849   43,211
*   CoreLogic, Inc.............................................  2,743   74,610
*   CoStar Group, Inc..........................................    183   26,303
#*  Cray, Inc..................................................    624   16,548
#*  Cree, Inc..................................................    861   40,665
*   Crexendo, Inc..............................................    200      632
    CSG Systems International, Inc.............................    860   22,394
*   CyberOptics Corp...........................................    300    2,472
    Daktronics, Inc............................................    587    6,516
*   Dealertrack Technologies, Inc..............................  1,000   37,570
#   Diebold, Inc...............................................  1,200   45,216
    Digimarc Corp..............................................    128    3,246
*   Diodes, Inc................................................    900   22,950
*   DSP Group, Inc.............................................    600    5,322
    DST Systems, Inc...........................................    620   55,843
    EarthLink Holdings Corp....................................  3,100   12,214
*   eBay, Inc..................................................  2,200  116,160
#   Ebix, Inc..................................................    762    9,571
*   EchoStar Corp. Class A.....................................    422   21,395
    Electro Rent Corp..........................................    677   10,324
    Electro Scientific Industries, Inc.........................    800    4,784
*   Electronic Arts, Inc.......................................    800   26,880
*   Electronics for Imaging, Inc...............................  1,016   44,775

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    EMC Corp...................................................  4,800 $140,640
*   Emcore Corp................................................    300    1,218
*   Emulex Corp................................................  1,500    8,820
*   EnerNOC, Inc...............................................    785   14,067
*   Entegris, Inc..............................................  3,153   36,228
*   Envestnet, Inc.............................................    684   29,829
    EPIQ Systems, Inc..........................................    900   12,978
*   ePlus, Inc.................................................    109    5,961
#*  Equinix, Inc...............................................    238   51,056
*   Euronet Worldwide, Inc.....................................  1,400   70,056
*   Exar Corp..................................................  1,140   10,978
*   ExlService Holdings, Inc...................................    500   14,025
*   Extreme Networks, Inc......................................  2,847   13,381
*   F5 Networks, Inc...........................................    300   33,777
*   Fabrinet...................................................    700   13,020
*   Facebook, Inc. Class A.....................................    406   29,496
#   FactSet Research Systems, Inc..............................    100   12,013
    Fair Isaac Corp............................................    900   51,435
*   Fairchild Semiconductor International, Inc.................  3,216   48,948
#*  FalconStor Software, Inc...................................    700    1,057
*   FARO Technologies, Inc.....................................    300   15,189
    FEI Co.....................................................    400   30,640
    Fidelity National Information Services, Inc................  2,549  143,764
#*  Finisar Corp...............................................  2,200   43,406
*   First Solar, Inc...........................................  1,130   71,314
*   Fiserv, Inc................................................  1,600   98,672
    FLIR Systems, Inc..........................................    800   26,624
    Forrester Research, Inc....................................    400   15,472
*   Fortinet, Inc..............................................    500   12,275
*   Frequency Electronics, Inc.................................    300    3,432
*   Gartner, Inc...............................................    300   20,526
*   Genpact, Ltd...............................................  2,845   50,072
    Global Payments, Inc.......................................    675   46,757
*   Google, Inc. Class A.......................................    400  231,820
*   Google, Inc. Class C.......................................    400  228,640
*   Harmonic, Inc..............................................  1,360    8,160
    Harris Corp................................................    300   20,481
#   Heartland Payment Systems, Inc.............................    628   29,830
    Hewlett-Packard Co......................................... 10,318  367,424
    IAC/InterActiveCorp........................................  1,207   81,110
*   ID Systems, Inc............................................    400    2,288
*   Identiv, Inc...............................................    110    1,210
*   iGATE Corp.................................................    600   21,408
*   II-VI, Inc.................................................  1,177   16,148
*   Ikanos Communications, Inc.................................    410      180
*   Imation Corp...............................................    400    1,288
#*  Immersion Corp.............................................    800   10,920
#*  Infinera Corp..............................................  1,900   17,480
*   Informatica Corp...........................................    400   12,688
*   Ingram Micro, Inc. Class A.................................  2,108   60,500
*   Innodata, Inc..............................................    200      608
*   Insight Enterprises, Inc...................................    900   23,643
*   Integrated Device Technology, Inc..........................  3,014   43,281

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Intel Corp................................................. 14,544 $492,896
*   Interactive Intelligence Group, Inc........................    200    9,074
    InterDigital, Inc..........................................    694   30,598
*   Internap Network Services Corp.............................  1,600   11,536
    International Business Machines Corp.......................  2,000  383,340
*   International Rectifier Corp...............................  1,127   27,995
*   Interphase Corp............................................    200      742
    Intersil Corp. Class A.....................................  3,200   41,056
*   Intevac, Inc...............................................    700    4,438
*   IntraLinks Holdings, Inc...................................     96      770
*   IntriCon Corp..............................................    200    1,346
    Intuit, Inc................................................    400   32,788
#*  IPG Photonics Corp.........................................    260   17,511
#*  Itron, Inc.................................................  1,000   35,980
*   Ixia.......................................................  1,573   16,831
    j2 Global, Inc.............................................  1,050   51,366
    Jabil Circuit, Inc.........................................  1,000   19,960
    Jack Henry & Associates, Inc...............................  1,056   61,618
*   JDS Uniphase Corp..........................................  1,700   20,179
*   Juniper Networks, Inc......................................  1,189   27,989
    KLA-Tencor Corp............................................    900   64,341
#*  Knowles Corp...............................................    500   14,540
*   Kulicke & Soffa Industries, Inc............................  1,300   17,706
    Lam Research Corp..........................................  1,187   83,090
*   Lattice Semiconductor Corp.................................  2,800   19,152
    Leidos Holdings, Inc.......................................    748   27,631
    Lexmark International, Inc. Class A........................  1,000   48,030
    Linear Technology Corp.....................................    740   32,660
*   Lionbridge Technologies, Inc...............................    322    1,845
    Littelfuse, Inc............................................    600   52,152
*   LoJack Corp................................................    600    3,036
*   Magnachip Semiconductor Corp...............................    652    9,135
*   Manhattan Associates, Inc..................................  1,280   37,581
#   ManTech International Corp. Class A........................    600   16,200
    MasterCard, Inc. Class A...................................  2,000  148,300
    Maxim Integrated Products, Inc.............................  1,178   34,527
    MAXIMUS, Inc...............................................  1,600   66,176
*   Measurement Specialties, Inc...............................    500   42,995
    Mentor Graphics Corp.......................................  3,300   65,175
    Methode Electronics, Inc...................................    707   22,610
    Micrel, Inc................................................    552    5,774
#   Microchip Technology, Inc..................................    600   27,012
*   Micron Technology, Inc..................................... 10,475  320,011
*   MICROS Systems, Inc........................................    200   13,526
*   Microsemi Corp.............................................  2,307   55,322
    Microsoft Corp............................................. 14,774  637,646
    MKS Instruments, Inc.......................................  1,500   47,670
#*  ModusLink Global Solutions, Inc............................    900    3,357
    Monolithic Power Systems, Inc..............................  1,260   51,962
    Monotype Imaging Holdings, Inc.............................    800   23,912
*   Monster Worldwide, Inc.....................................  3,200   20,800
    Motorola Solutions, Inc....................................    347   22,097
#   MTS Systems Corp...........................................    300   19,800

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
*   Multi-Fineline Electronix, Inc.............................   800  $  7,808
*   NAPCO Security Technologies, Inc...........................   600     2,898
    National Instruments Corp..................................   900    28,656
*   NCR Corp...................................................   800    24,760
    NetApp, Inc................................................ 1,861    72,281
*   NETGEAR, Inc...............................................   825    25,831
*   Netscout Systems, Inc...................................... 1,100    46,783
#*  NetSuite, Inc..............................................   148    12,478
#*  NeuStar, Inc. Class A......................................   700    19,502
*   Newport Corp...............................................   800    13,848
    NIC, Inc...................................................   700    11,809
*   Nuance Communications, Inc.................................   570    10,363
*   Oclaro, Inc................................................   500       930
*   OmniVision Technologies, Inc...............................   800    17,920
*   ON Semiconductor Corp...................................... 3,364    28,796
    Oracle Corp................................................ 6,260   252,841
*   OSI Systems, Inc...........................................   500    33,150
*   PAR Technology Corp........................................   400     1,560
    Park Electrochemical Corp..................................   600    16,896
    Paychex, Inc...............................................   800    32,808
    PC Connection, Inc......................................... 1,000    20,430
    PC-Tel, Inc................................................   700     5,278
*   PCM, Inc...................................................   400     3,960
*   PDF Solutions, Inc.........................................   800    15,328
    Pegasystems, Inc...........................................   426     9,104
*   Planar Systems, Inc........................................   569     1,542
    Plantronics, Inc...........................................   800    37,576
*   Plexus Corp................................................   700    27,531
*   PMC-Sierra, Inc............................................ 4,949    33,307
*   Polycom, Inc............................................... 1,800    23,076
#   Power Integrations, Inc....................................   428    23,039
*   Progress Software Corp..................................... 1,500    34,770
*   PTC, Inc...................................................   700    25,172
    QAD, Inc. Class B..........................................   101     1,614
*   QLogic Corp................................................ 1,500    13,650
    QUALCOMM, Inc.............................................. 3,200   235,840
*   Qumu Corp..................................................   400     5,260
*   Rackspace Hosting, Inc.....................................   300     9,087
*   Rambus, Inc................................................ 2,047    23,561
#*  RealNetworks, Inc.......................................... 1,200     9,024
*   Red Hat, Inc...............................................   800    46,496
    Reis, Inc..................................................   200     4,322
#*  RF Micro Devices, Inc...................................... 3,801    42,419
*   Rofin-Sinar Technologies, Inc..............................   400     8,732
*   Rogers Corp................................................   400    22,944
*   Rovi Corp..................................................   515    12,036
#*  Rubicon Technology, Inc....................................   590     4,443
*   Rudolph Technologies, Inc.................................. 1,000     9,210
*   Salesforce.com, Inc........................................   500    27,125
    SanDisk Corp............................................... 1,900   174,249
*   Sanmina Corp............................................... 1,100    25,619
*   Sapient Corp............................................... 2,855    42,140
*   ScanSource, Inc............................................   700    25,067

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Science Applications International Corp....................   827  $ 34,544
*   Seachange International, Inc...............................   516     3,865
#   Seagate Technology P.L.C...................................   640    37,504
*   Semtech Corp............................................... 1,100    24,563
#*  ServiceSource International, Inc...........................    89       394
*   Sigma Designs, Inc.........................................   300     1,272
*   Silicon Laboratories, Inc..................................   700    28,511
    Skyworks Solutions, Inc....................................   600    30,456
*   SolarWinds, Inc............................................   200     8,228
*   Sonus Networks, Inc........................................ 5,500    19,415
*   SS&C Technologies Holdings, Inc............................ 1,365    59,118
*   Stamps.com, Inc............................................   300     9,489
*   StarTek, Inc...............................................   300     2,133
#*  Stratasys, Ltd.............................................   200    20,108
#*  SunEdison, Inc............................................. 3,868    77,360
#*  SunPower Corp.............................................. 1,332    48,924
*   support.com, Inc........................................... 1,000     2,380
*   Sykes Enterprises, Inc..................................... 1,080    22,356
    Symantec Corp..............................................   700    16,562
*   Synaptics, Inc.............................................   750    54,172
*   Synchronoss Technologies, Inc..............................   162     6,546
*   SYNNEX Corp................................................   900    58,050
*   Synopsys, Inc.............................................. 1,853    69,988
#*  Syntel, Inc................................................   300    25,911
*   Take-Two Interactive Software, Inc......................... 2,201    49,258
    TE Connectivity, Ltd....................................... 1,113    68,884
*   Tech Data Corp............................................. 1,200    75,348
*   Telenav, Inc...............................................   500     2,485
*   TeleTech Holdings, Inc..................................... 1,009    27,778
*   Teradata Corp..............................................   800    33,728
#   Teradyne, Inc.............................................. 2,728    49,704
    Tessco Technologies, Inc...................................   150     4,575
    Tessera Technologies, Inc.................................. 1,453    36,921
    Texas Instruments, Inc..................................... 1,900    87,875
*   TIBCO Software, Inc........................................   600    11,580
    Transact Technologies, Inc.................................   400     3,616
#*  Trimble Navigation, Ltd....................................   900    27,810
*   TriQuint Semiconductor, Inc................................ 3,000    53,940
*   TTM Technologies, Inc...................................... 1,700    12,767
#*  Tyler Technologies, Inc....................................   400    36,292
#*  Ultratech, Inc.............................................   600    14,208
*   Unisys Corp................................................   810    17,245
    United Online, Inc.........................................   314     3,363
#*  Veeco Instruments, Inc.....................................   700    24,297
*   VeriFone Systems, Inc...................................... 1,800    60,318
*   Verint Systems, Inc........................................   500    23,470
#*  VeriSign, Inc..............................................   500    27,025
#*  ViaSat, Inc................................................   600    35,082
*   Viasystems Group, Inc......................................   180     1,762
*   Video Display Corp.........................................   300       954
*   Virtusa Corp...............................................   632    19,769
    Visa, Inc. Class A......................................... 1,400   295,414
#   Vishay Intertechnology, Inc................................ 3,100    45,663

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
*   VistaPrint NV...........................................   519  $    25,566
*   Web.com Group, Inc......................................   966       25,647
#*  WebMD Health Corp.......................................   412       20,530
    Western Digital Corp.................................... 2,700      269,541
*   WEX, Inc................................................   500       53,960
    Xilinx, Inc.............................................   800       32,904
*   XO Group, Inc...........................................   900       10,053
*   Yahoo!, Inc............................................. 2,200       78,782
*   Zebra Technologies Corp. Class A........................   849       67,979
*   Zix Corp................................................ 1,300        4,511
                                                                    -----------
Total Information Technology                                         14,774,827
                                                                    -----------
Materials -- (5.9%)
    A Schulman, Inc.........................................   719       28,573
*   AEP Industries, Inc.....................................   200        8,150
    Air Products & Chemicals, Inc...........................   500       65,975
    Airgas, Inc............................................. 1,000      106,920
    Albemarle Corp..........................................   300       18,402
    Allegheny Technologies, Inc.............................   843       31,739
    American Vanguard Corp..................................   800       10,152
    Ampco-Pittsburgh Corp...................................   300        6,051
#   Aptargroup, Inc......................................... 1,200       73,320
    Ashland, Inc............................................ 1,041      108,941
    Avery Dennison Corp..................................... 1,602       75,630
    Axiall Corp............................................. 1,023       43,815
    Ball Corp...............................................   600       36,756
    Bemis Co., Inc.......................................... 2,200       85,822
    Cabot Corp.............................................. 1,200       62,868
*   Calgon Carbon Corp...................................... 1,200       25,440
    Carpenter Technology Corp...............................   800       43,312
    Celanese Corp. Series A.................................   500       29,105
*   Century Aluminum Co..................................... 2,502       47,038
    CF Industries Holdings, Inc.............................   530      132,680
*   Chemtura Corp........................................... 2,194       51,032
*   Clearwater Paper Corp...................................   600       40,560
#   Cliffs Natural Resources, Inc........................... 1,248       21,778
*   Coeur Mining, Inc....................................... 1,988       15,506
    Commercial Metals Co.................................... 3,400       58,616
    Compass Minerals International, Inc.....................   300       25,806
*   Core Molding Technologies, Inc..........................   300        3,975
*   Crown Holdings, Inc.....................................   500       23,275
#   Cytec Industries, Inc................................... 1,100      110,935
    Deltic Timber Corp......................................   300       18,330
    Domtar Corp............................................. 1,604       57,616
    Dow Chemical Co. (The).................................. 3,400      173,638
    Eagle Materials, Inc.................................... 1,100       99,902
    Eastman Chemical Co..................................... 1,300      102,414
    Ecolab, Inc.............................................   592       64,250
    EI du Pont de Nemours & Co.............................. 2,599      167,142
*   Ferro Corp.............................................. 2,200       27,588
*   Flotek Industries, Inc..................................   331        9,549
    FMC Corp................................................   600       39,132
    Freeport-McMoRan, Inc................................... 2,808      104,514

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    Friedman Industries, Inc...................................   300  $  2,616
#   FutureFuel Corp............................................   801    12,624
    Globe Specialty Metals, Inc................................ 1,322    25,158
*   Graphic Packaging Holding Co............................... 5,411    64,932
    Greif, Inc. Class A........................................   600    30,108
    Greif, Inc. Class B........................................   234    12,547
    Hawkins, Inc...............................................   233     7,980
    Haynes International, Inc..................................   259    12,898
    HB Fuller Co............................................... 1,200    53,580
#   Hecla Mining Co............................................ 6,909    21,832
#*  Horsehead Holding Corp.....................................   233     4,364
    Huntsman Corp.............................................. 2,700    70,335
    Innophos Holdings, Inc.....................................   408    24,655
    Innospec, Inc..............................................   558    22,437
    International Flavors & Fragrances, Inc....................   300    30,297
    International Paper Co..................................... 2,500   118,750
#*  Intrepid Potash, Inc.......................................   917    13,581
    Kaiser Aluminum Corp.......................................   500    38,610
*   KapStone Paper and Packaging Corp.......................... 2,800    83,272
    KMG Chemicals, Inc.........................................   300     5,031
    Koppers Holdings, Inc......................................   225     8,107
*   Kraton Performance Polymers, Inc...........................   400     8,244
    Kronos Worldwide, Inc......................................   564     8,409
*   Landec Corp................................................   800     9,768
#*  Louisiana-Pacific Corp..................................... 3,715    50,301
    LyondellBasell Industries NV Class A.......................   962   102,212
    Martin Marietta Materials, Inc............................. 1,237   153,673
    Materion Corp..............................................   491    15,864
    MeadWestvaco Corp.......................................... 2,000    83,600
    Minerals Technologies, Inc................................. 1,000    58,070
#   Monsanto Co................................................   900   101,781
    Mosaic Co. (The)...........................................   960    44,266
    Myers Industries, Inc......................................   775    14,322
    NewMarket Corp.............................................   300   116,100
    Newmont Mining Corp........................................ 2,600    64,766
    Nucor Corp................................................. 1,975    99,185
#   Olin Corp.................................................. 1,700    45,169
    Olympic Steel, Inc.........................................   300     6,579
    OM Group, Inc..............................................   900    25,443
*   Owens-Illinois, Inc........................................ 1,196    37,303
    Packaging Corp. of America................................. 1,039    68,740
*   Penford Corp...............................................   200     2,456
    PH Glatfelter Co...........................................   800    19,040
#   PolyOne Corp............................................... 2,422    91,915
    PPG Industries, Inc........................................   340    67,442
    Praxair, Inc...............................................   400    51,256
#   Quaker Chemical Corp.......................................   400    28,244
    Reliance Steel & Aluminum Co............................... 1,607   109,678
#*  Rentech, Inc............................................... 1,935     4,199
    Rock-Tenn Co. Class A......................................   827    82,229
    Rockwood Holdings, Inc..................................... 1,200    94,728
#   Royal Gold, Inc............................................   800    60,456
    RPM International, Inc..................................... 2,900   128,122

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
*    RTI International Metals, Inc...........................    400 $    9,944
#    Schnitzer Steel Industries, Inc. Class A................    600     16,026
     Scotts Miracle-Gro Co. (The) Class A....................    300     15,960
     Sealed Air Corp.........................................  1,662     53,383
     Sensient Technologies Corp..............................  1,248     65,520
     Sherwin-Williams Co. (The)..............................    200     41,246
     Silgan Holdings, Inc....................................    600     29,532
     Sonoco Products Co......................................  1,434     56,127
     Steel Dynamics, Inc.....................................  3,710     78,689
     Stepan Co...............................................    600     28,872
#*   Stillwater Mining Co....................................  2,900     51,910
*    SunCoke Energy, Inc.....................................    938     21,415
*    TimkenSteel Corp........................................    550     23,931
     Tredegar Corp...........................................    800     15,632
     Tronox, Ltd. Class A....................................    516     13,695
     United States Lime & Minerals, Inc......................    200     11,524
#    United States Steel Corp................................  2,069     69,291
     US Silica Holdings, Inc.................................    438     24,624
     Valspar Corp. (The).....................................    500     37,525
     Vulcan Materials Co.....................................    894     56,438
#    Walter Energy, Inc......................................    300      1,725
     Wausau Paper Corp.......................................  1,700     17,119
     Westlake Chemical Corp..................................  2,562    223,893
     Worthington Industries, Inc.............................  1,900     72,675
*    WR Grace & Co...........................................    400     36,400
                                                                     ----------
Total Materials..............................................         5,846,617
                                                                     ----------
Other -- (0.0%)
o*   Brooklyn Federal Bancorp, Inc. Escrow Shares............    100         --
o#*  Gerber Scientific, Inc. Escrow Shares...................    900         --
o*   Softbrands, Inc. Escrow Shares..........................    600         --
                                                                     ----------
Total Other..................................................                --
                                                                     ----------
Real Estate Investment Trusts -- (0.0%)
     Parkway Properties, Inc.................................    128      2,654
                                                                     ----------
Telecommunication Services -- (2.7%)
     Alteva..................................................     86        549
     AT&T, Inc............................................... 43,847  1,560,515
     Atlantic Tele-Network, Inc..............................    400     23,404
     CenturyLink, Inc........................................  3,600    141,264
*    Cincinnati Bell, Inc....................................  3,500     13,335
     Consolidated Communications Holdings, Inc...............    642     14,368
     Enventis Corp...........................................    250      4,095
#    Frontier Communications Corp............................ 13,649     89,401
*    General Communication, Inc. Class A.....................  1,100     12,144
     HC2 Holdings, Inc.......................................     69        273
     IDT Corp. Class B.......................................    504      7,857
     Inteliquent, Inc........................................    300      3,183
#*   Iridium Communications, Inc.............................  1,497     12,245
     Lumos Networks Corp.....................................    200      3,068
#*   NII Holdings, Inc.......................................    900        617
*    ORBCOMM, Inc............................................  1,200      7,536

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Telecommunication Services -- (Continued)
#*  Premiere Global Services, Inc............................  1,000 $   13,100
*   SBA Communications Corp. Class A.........................    500     53,465
*   Sprint Corp..............................................  6,214     45,673
*   Straight Path Communications, Inc. Class B...............    251      2,477
*   T-Mobile US, Inc.........................................    916     30,173
    Telephone & Data Systems, Inc............................  2,313     57,825
*   tw telecom, Inc..........................................    900     36,666
*   United States Cellular Corp..............................    324     12,665
    Verizon Communications, Inc.............................. 10,681    538,536
*   Vonage Holdings Corp.....................................  3,429     11,933
    Windstream Holdings, Inc.................................  4,192     48,040
                                                                     ----------
Total Telecommunication Services.............................         2,744,407
                                                                     ----------
Utilities -- (2.2%)
    AGL Resources, Inc.......................................    500     25,820
#   ALLETE, Inc..............................................    600     28,152
    Alliant Energy Corp......................................    400     22,600
    Ameren Corp..............................................    900     34,605
    American Electric Power Co., Inc.........................    600     31,194
    American States Water Co.................................    600     18,330
    American Water Works Co., Inc............................    300     14,331
    Aqua America, Inc........................................  1,625     38,642
    Atmos Energy Corp........................................    700     33,824
#   Avista Corp..............................................    800     24,824
    Black Hills Corp.........................................    700     36,897
    California Water Service Group...........................    600     13,662
*   Calpine Corp.............................................    463     10,204
    CenterPoint Energy, Inc..................................  1,600     38,912
    Chesapeake Utilities Corp................................    241     15,687
    Cleco Corp...............................................    800     44,592
    Consolidated Edison, Inc.................................    400     22,436
    Dominion Resources, Inc..................................  1,200     81,168
    DTE Energy Co............................................    700     51,674
    Duke Energy Corp.........................................  1,596    115,119
    Edison International.....................................    700     38,360
    El Paso Electric Co......................................    800     29,480
    Empire District Electric Co. (The).......................    500     12,255
    Entergy Corp.............................................    300     21,849
    Exelon Corp..............................................  1,149     35,711
    FirstEnergy Corp.........................................    500     15,605
*   Genie Energy, Ltd. Class B...............................    400      2,772
    Great Plains Energy, Inc.................................  1,400     34,706
#   Hawaiian Electric Industries, Inc........................  1,100     25,982
    IDACORP, Inc.............................................    600     32,130
    Integrys Energy Group, Inc...............................    200     13,112
    ITC Holdings Corp........................................    690     24,909
    Laclede Group, Inc. (The)................................    300     14,094
    MGE Energy, Inc..........................................    600     22,572
    Middlesex Water Co.......................................    300      6,096
#   National Fuel Gas Co.....................................    300     20,673
#   New Jersey Resources Corp................................    500     25,540
    NextEra Energy, Inc......................................    900     84,501
    NiSource, Inc............................................  1,000     37,680

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Utilities -- (Continued)
      Northeast Utilities.................................     787 $     34,549
#     Northwest Natural Gas Co............................     400       17,288
      NorthWestern Corp...................................     500       23,110
      NRG Energy, Inc.....................................   3,025       93,654
      OGE Energy Corp.....................................     800       28,760
#     ONE Gas, Inc........................................     321       11,556
      Ormat Technologies, Inc.............................     900       23,211
      Otter Tail Corp.....................................     600       16,776
      PG&E Corp...........................................     600       26,802
      Piedmont Natural Gas Co., Inc.......................     800       27,752
      Pinnacle West Capital Corp..........................     300       16,047
      PNM Resources, Inc..................................   1,400       35,910
      Portland General Electric Co........................   1,020       32,569
      PPL Corp............................................     800       26,392
      Public Service Enterprise Group, Inc................     900       31,653
      Questar Corp........................................   2,700       60,048
#     SCANA Corp..........................................     400       20,352
      Sempra Energy.......................................     400       39,884
      SJW Corp............................................     600       16,086
#     South Jersey Industries, Inc........................     400       21,428
      Southern Co. (The)..................................   1,400       60,606
      Southwest Gas Corp..................................     600       29,718
#     TECO Energy, Inc....................................     760       13,270
      UGI Corp............................................   1,324       64,267
      UIL Holdings Corp...................................     670       23,524
      Unitil Corp.........................................     100        3,200
      UNS Energy Corp.....................................     400       24,168
      Vectren Corp........................................     600       22,854
#     Westar Energy, Inc..................................     800       28,832
      WGL Holdings, Inc...................................     600       23,388
      Wisconsin Energy Corp...............................     800       34,864
      Xcel Energy, Inc....................................     900       27,720
      York Water Co.......................................     360        6,851
                                                                   ------------
Total Utilities...........................................            2,167,789
                                                                   ------------
TOTAL COMMON STOCKS.......................................           92,087,545
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Leap Wireless International, Inc. Contingent Value
        Rights............................................   2,100        5,292
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.068%.. 250,424      250,424
                                                                   ------------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                           -------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund...................... 659,563    7,631,146
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $68,376,534)^^....................................         $ 99,974,407
                                                                   ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary........... $13,853,830         --   --    $13,853,830
   Consumer Staples.................   4,844,492         --   --      4,844,492
   Energy...........................  13,193,292         --   --     13,193,292
   Financials.......................  19,140,770 $      371   --     19,141,141
   Industrials......................  15,518,472         24   --     15,518,496
   Information Technology...........  14,774,827         --   --     14,774,827
   Materials........................   5,846,617         --   --      5,846,617
   Other............................          --         --   --             --
   Real Estate Investment Trusts....       2,654         --   --          2,654
   Telecommunication Services.......   2,744,407         --   --      2,744,407
   Utilities........................   2,167,789         --   --      2,167,789
Rights/Warrants.....................          --      5,292   --          5,292
Temporary Cash Investments..........     250,424         --   --        250,424
Securities Lending Collateral.......          --  7,631,146   --      7,631,146
                                     ----------- ----------   --    -----------
TOTAL............................... $92,337,574 $7,636,833   --    $99,974,407
                                     =========== ==========   ==    ===========

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (90.7%)

AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd..................................... 12,382 $ 41,758
    AGL Energy, Ltd............................................  2,045   27,875
#   ALS, Ltd...................................................  5,389   38,639
*   Alumina, Ltd............................................... 61,450   90,343
    Amalgamated Holdings, Ltd..................................  1,588   14,011
    Amcor, Ltd.................................................  7,623   72,962
    AMP, Ltd................................................... 54,320  274,202
    APA Group..................................................  9,066   62,581
*   APN News & Media, Ltd......................................  8,425    6,119
*   Aquarius Platinum, Ltd..................................... 32,436   13,496
    ARB Corp., Ltd.............................................    443    4,999
    Arrium, Ltd................................................ 16,452   12,362
    Asciano, Ltd............................................... 19,708  109,399
    ASX, Ltd...................................................  2,958   98,787
#   Atlas Iron, Ltd............................................ 21,286   12,379
    Aurizon Holdings, Ltd......................................  6,244   28,830
#   Ausdrill, Ltd..............................................  3,727    3,727
    Australia & New Zealand Banking Group, Ltd................. 13,990  436,790
#*  Australian Agricultural Co., Ltd........................... 10,040   11,551
    Australian Infrastructure Fund, Ltd........................ 11,625       54
    Automotive Holdings Group, Ltd.............................  7,603   27,319
*   AWE, Ltd................................................... 11,677   19,535
    Bank of Queensland, Ltd....................................  8,894  102,646
    Beach Energy, Ltd.......................................... 31,283   48,665
*   Beadell Resources, Ltd..................................... 38,340   18,245
#   Bega Cheese, Ltd...........................................  1,674    7,536
    Bendigo and Adelaide Bank, Ltd............................. 11,927  140,323
    BHP Billiton, Ltd.......................................... 16,687  592,496
    BHP Billiton, Ltd. Sponsored ADR...........................  2,200  156,398
*   Billabong International, Ltd............................... 13,021    6,422
*   BlueScope Steel, Ltd....................................... 14,516   83,427
    Boral, Ltd................................................. 16,241   79,892
#   Bradken, Ltd...............................................  4,982   20,704
    Brambles, Ltd..............................................  8,792   76,113
#   Breville Group, Ltd........................................  2,941   22,548
    Brickworks, Ltd............................................    846   11,209
#   Cabcharge Australia, Ltd...................................  1,270    5,399
    Caltex Australia, Ltd......................................  3,088   70,252
#   Cardno, Ltd................................................  2,686   15,559
    carsales.com, Ltd..........................................  2,372   25,048
    Cash Converters International, Ltd......................... 15,872   16,449
    Challenger, Ltd............................................  9,885   73,203
#   Coca-Cola Amatil, Ltd......................................  4,079   34,787
    Commonwealth Bank of Australia.............................  3,519  271,419
    Computershare, Ltd.........................................  2,217   26,754
    Credit Corp. Group, Ltd....................................  1,551   12,671
#   Crowe Horwath Australasia, Ltd.............................  9,975    3,801
    CSR, Ltd................................................... 16,074   55,903
    David Jones, Ltd...........................................  9,317   34,547
#   Domino's Pizza Enterprises, Ltd............................  1,192   23,697
    Downer EDI, Ltd............................................  7,987   35,624

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
#*  Drillsearch Energy, Ltd.................................... 10,492 $ 15,891
    DuluxGroup, Ltd............................................  8,959   45,482
#*  Elders, Ltd................................................  9,306    2,017
*   Emeco Holdings, Ltd........................................ 13,587    2,726
*   Energy World Corp., Ltd.................................... 12,801    4,136
    Envestra, Ltd.............................................. 24,469   29,419
    Fairfax Media, Ltd......................................... 35,852   28,219
#   Flight Centre Travel Group, Ltd............................    646   28,182
*   Forge Group, Ltd...........................................  2,644       --
#   Fortescue Metals Group, Ltd................................  9,269   41,555
    Goodman Fielder, Ltd....................................... 37,692   22,404
    GrainCorp, Ltd. Class A....................................  2,948   23,698
#   GUD Holdings, Ltd..........................................  1,903   13,119
#   GWA Group, Ltd.............................................  5,833   15,755
#   Harvey Norman Holdings, Ltd................................ 12,250   34,759
*   Hillgrove Resources, Ltd................................... 86,879    6,175
    Hills, Ltd.................................................  5,255    8,861
#*  Horizon Oil, Ltd........................................... 29,979   10,387
    iiNET, Ltd.................................................  3,005   21,034
#   Iluka Resources, Ltd.......................................  2,000   16,203
    Incitec Pivot, Ltd......................................... 38,777  106,119
    Independence Group NL......................................  3,743   16,622
    Insurance Australia Group, Ltd............................. 37,192  216,453
    Invocare, Ltd..............................................  2,186   21,309
#   IOOF Holdings, Ltd.........................................  4,072   32,692
#   Iress, Ltd.................................................  3,256   26,181
#   James Hardie Industries P.L.C..............................  2,471   30,686
    James Hardie Industries P.L.C. Sponsored ADR...............    600   37,686
#   JB Hi-Fi, Ltd..............................................  2,013   37,034
*   Kingsgate Consolidated, Ltd................................    631      528
#   Leighton Holdings, Ltd.....................................  1,755   35,693
    Lend Lease Group...........................................  4,540   56,655
    M2 Telecommunications Group, Ltd...........................  4,035   22,651
*   Macmahon Holdings, Ltd..................................... 39,034    4,142
    Macquarie Group, Ltd.......................................  1,965  105,158
#   Magellan Financial Group, Ltd..............................  2,457   26,515
    Melbourne IT, Ltd..........................................  5,334    8,037
#   Mermaid Marine Australia, Ltd..............................  8,708   16,280
*   Metals X, Ltd..............................................  2,482      572
    Metcash, Ltd............................................... 17,754   47,959
    Mincor Resources NL........................................  4,393    3,265
*   Mineral Deposits, Ltd......................................  4,284    7,533
    Mineral Resources, Ltd.....................................  3,218   32,676
#   Monadelphous Group, Ltd....................................  1,985   29,213
    Mount Gibson Iron, Ltd.....................................  8,762    5,866
#   Myer Holdings, Ltd......................................... 21,690   45,288
    National Australia Bank, Ltd............................... 13,973  453,698
    Navitas, Ltd...............................................  5,275   24,016
    New Hope Corp., Ltd........................................  3,628   10,020
*   Newcrest Mining, Ltd.......................................  6,100   60,938
#   Northern Star Resources, Ltd...............................  9,219   14,586
#   NRW Holdings, Ltd..........................................  4,098    4,059
    Nufarm, Ltd................................................  5,093   20,355

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
AUSTRALIA -- (Continued)
    Oil Search, Ltd............................................  5,931 $ 51,875
#   Orica, Ltd.................................................  3,756   75,860
    Origin Energy, Ltd.........................................  9,213  121,332
    Orora, Ltd.................................................  5,096    6,863
    OZ Minerals, Ltd...........................................  8,700   36,986
    Pacific Brands, Ltd........................................ 16,041    8,351
#*  Paladin Energy, Ltd........................................  5,796    1,982
    PanAust, Ltd............................................... 15,035   31,156
*   Panoramic Resources, Ltd...................................  3,668    3,381
*   Peet, Ltd..................................................  7,973   10,000
    Perpetual, Ltd.............................................    794   35,615
#   Platinum Asset Management, Ltd.............................  5,068   29,797
*   PMP, Ltd................................................... 15,111    6,559
    Premier Investments, Ltd...................................  1,327   11,888
*   Prime AET&D Holdings No.1, Ltd.............................      1       --
    Programmed Maintenance Services, Ltd.......................  2,001    5,228
#*  Qantas Airways, Ltd........................................ 25,039   30,681
    QBE Insurance Group, Ltd...................................  8,481   85,723
#*  Ramelius Resources, Ltd.................................... 23,490    1,430
    RCR Tomlinson, Ltd.........................................  7,109   19,274
#   REA Group, Ltd.............................................    617   26,872
*   Recall Holdings, Ltd.......................................    574    2,733
    Reece Australia, Ltd.......................................    772   22,329
*   Resolute Mining, Ltd....................................... 10,174    5,544
#   Retail Food Group, Ltd.....................................  3,267   14,129
    Rio Tinto, Ltd.............................................  3,441  209,019
*   Roc Oil Co., Ltd........................................... 10,705    6,137
    SAI Global, Ltd............................................  5,683   25,611
    Salmat, Ltd................................................  4,935    7,968
*   Sandfire Resources NL......................................  1,850   10,930
    Santos, Ltd................................................ 10,028  134,346
    Seek, Ltd..................................................  3,829   57,877
#*  Senex Energy, Ltd.......................................... 31,081   19,404
    Seven Group Holdings, Ltd..................................  3,972   28,122
    Seven West Media, Ltd......................................  3,546    6,661
*   Sims Metal Management, Ltd.................................  2,982   32,679
#   Skilled Group, Ltd.........................................  3,600    8,432
#   Slater & Gordon, Ltd.......................................    317    1,458
#   SMS Management & Technology, Ltd...........................  2,472    9,407
#   Southern Cross Media Group, Ltd............................ 18,980   21,068
    SP AusNet.................................................. 21,363   26,610
#   Spark Infrastructure Group................................. 15,132   26,368
#*  St Barbara, Ltd............................................  2,817      283
    STW Communications Group, Ltd.............................. 10,662   14,552
    Suncorp Group, Ltd......................................... 12,672  166,612
    Sunland Group, Ltd.........................................  7,830   11,980
    Sydney Airport.............................................  3,330   13,210
    Tassal Group, Ltd..........................................  6,365   23,561
#   Telstra Corp., Ltd.........................................  7,576   38,419
#*  Ten Network Holdings, Ltd.................................. 53,821   14,079
    TFS Corp., Ltd.............................................  3,576    5,737
#   Toll Holdings, Ltd......................................... 16,034   80,551
    Tox Free Solutions, Ltd....................................  2,799    8,458

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
AUSTRALIA -- (Continued)
*   Transfield Services, Ltd................................. 16,892 $   20,976
*   Transpacific Industries Group, Ltd....................... 19,482     19,379
    Transurban Group.........................................  9,764     70,115
#   UGL, Ltd.................................................  6,513     41,805
    UXC, Ltd.................................................  5,788      4,175
    Village Roadshow, Ltd....................................  1,430     10,297
*   Virgin Australia Holdings, Ltd. (ACI01NXR8).............. 46,180         --
#*  Virgin Australia Holdings, Ltd. (B43DQC7)................ 62,673     23,492
#   Washington H Soul Pattinson & Co., Ltd...................    987     13,829
    Wesfarmers, Ltd..........................................  6,613    267,775
    Westpac Banking Corp. Sponsored ADR......................  7,346    234,264
#*  Whitehaven Coal, Ltd.....................................  1,338      2,087
    Woodside Petroleum, Ltd..................................  7,645    300,096
    Woolworths, Ltd..........................................  3,616    123,249
    WorleyParsons, Ltd.......................................  1,103     18,168
                                                                     ----------
TOTAL AUSTRALIA..............................................         8,214,796
                                                                     ----------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG......................................    464         --
    Agrana Beteiligungs AG...................................    116     13,247
    Andritz AG...............................................    480     25,981
*   BUWOG AG.................................................    481      9,261
    Erste Group Bank AG......................................  3,770     96,808
    EVN AG...................................................    660      9,133
    Flughafen Wien AG........................................    116     10,882
    IMMOFINANZ AG............................................  3,670     11,574
    Mayr Melnhof Karton AG...................................    204     24,319
    Oesterreichische Post AG.................................    380     17,816
    OMV AG...................................................  2,230     89,688
    Raiffeisen Bank International AG.........................  1,461     40,121
#   RHI AG...................................................    422     13,090
    Schoeller-Bleckmann Oilfield Equipment AG................    121     14,391
    Semperit AG Holding......................................    156      8,690
#   Strabag SE...............................................    412     11,043
#   Verbund AG...............................................  1,435     26,991
    Vienna Insurance Group AG Wiener Versicherung Gruppe.....    237     11,764
    Voestalpine AG...........................................  1,804     79,390
    Wienerberger AG..........................................  4,304     64,600
#   Zumtobel AG..............................................    642     13,197
                                                                     ----------
TOTAL AUSTRIA................................................           591,986
                                                                     ----------
BELGIUM -- (0.9%)
    Ackermans & van Haaren NV................................    593     71,841
    Ageas....................................................  4,207    150,976
    Banque Nationale de Belgique.............................      6     27,813
    Barco NV.................................................    294     21,658
#   Belgacom SA..............................................  3,128    102,219
#   Cie d'Entreprises CFE....................................    220     21,576
    Cie Maritime Belge SA....................................    293      6,858
    Colruyt SA...............................................    136      6,586
    D'ieteren SA.............................................    477     20,125
    Delhaize Group SA........................................  1,408     91,882

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
    Delhaize Group SA Sponsored ADR..........................  4,400 $   71,412
    Elia System Operator SA..................................    330     16,064
*   Euronav NV...............................................    852     10,306
    EVS Broadcast Equipment SA...............................    132      6,755
    Exmar NV.................................................    649     10,018
*   KBC Groep NV.............................................  1,937    104,995
    Kinepolis Group NV.......................................    495     19,213
*   Mobistar SA..............................................  1,400     27,902
#   NV Bekaert SA............................................  1,371     51,244
#   Nyrstar NV...............................................  6,869     28,360
    Sipef SA.................................................     98      7,921
    Solvay SA................................................    614     99,141
*   Telenet Group Holding NV.................................    543     29,024
*   Tessenderlo Chemie NV....................................    834     24,131
    Umicore SA...............................................  2,013     97,286
    Van de Velde NV..........................................    446     23,572
*   Viohalco SA..............................................  1,602      9,184
                                                                     ----------
TOTAL BELGIUM................................................         1,158,062
                                                                     ----------
BRAZIL -- (0.0%)
*   Jaguar Mining, Inc.......................................     --         --
                                                                     ----------
CANADA -- (9.2%)
    Absolute Software Corp...................................    500      3,072
*   Advantage Oil & Gas, Ltd.................................  4,612     24,660
    Aecon Group, Inc.........................................  1,800     27,090
    AGF Management, Ltd. Class B.............................  1,754     19,014
    Agnico Eagle Mines, Ltd.(008474108)......................    897     33,359
    Agnico Eagle Mines, Ltd.(2009823)........................  1,418     52,719
    Agrium, Inc.(008916108)..................................    961     87,528
    Agrium, Inc.(2213538)....................................    800     72,931
    Aimia, Inc...............................................  2,960     52,041
#*  Ainsworth Lumber Co., Ltd................................  2,900      7,128
*   Air Canada Class A.......................................  2,800     24,576
    Alacer Gold Corp.........................................  4,256      9,719
    Alamos Gold, Inc.........................................  1,800     16,013
#*  Alexco Resource Corp.....................................  3,400      3,492
    Algonquin Power & Utilities Corp.........................  3,600     26,777
    Alimentation Couche Tard, Inc. Class B...................  2,467     67,515
    Alliance Grain Traders, Inc..............................    615     11,794
#   AltaGas, Ltd.............................................  1,500     67,891
    Altus Group, Ltd.........................................    530     10,937
*   Amerigo Resources, Ltd...................................  6,500      2,653
#   ARC Resources, Ltd.......................................  1,900     52,346
#*  Argonaut Gold, Inc.......................................    172        628
    Atco, Ltd. Class I.......................................    216      9,469
*   Athabasca Oil Corp.......................................  6,553     37,442
*   ATS Automation Tooling Systems, Inc......................  2,500     34,003
#   AuRico Gold, Inc.........................................  6,408     26,329
    AutoCanada, Inc..........................................    200     13,295
#*  Avigilon Corp............................................    678     15,800
#*  B2Gold Corp.............................................. 12,300     31,812
#   Badger Daylighting, Ltd..................................    679     19,878

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
#*  Ballard Power Systems, Inc.................................  2,600 $ 10,325
    Bank of Montreal(063671101)................................    899   67,038
#   Bank of Montreal(2076009)..................................  3,168  236,129
    Bank of Nova Scotia(064149107).............................  2,877  195,348
    Bank of Nova Scotia(2076281)...............................  4,072  276,396
*   Bankers Petroleum, Ltd..................................... 10,000   56,496
    Barrick Gold Corp.(067901108)..............................  7,482  135,275
    Barrick Gold Corp.(2024644)................................  2,100   37,942
#   Baytex Energy Corp.........................................    400   17,147
    BCE, Inc.(05534B760).......................................    604   27,349
#   BCE, Inc.(B188TH2).........................................    118    5,344
    Bell Aliant, Inc...........................................    700   19,838
*   Bellatrix Exploration, Ltd.................................  1,758   13,011
#*  Birchcliff Energy, Ltd.....................................  2,200   21,973
    Black Diamond Group, Ltd...................................  1,000   26,881
*   BlackBerry, Ltd.(09228F103)................................  3,177   29,641
#*  BlackBerry, Ltd.(BCBHZ31)..................................  3,458   32,317
*   BlackPearl Resources, Inc..................................  5,400   10,648
#   Bombardier, Inc. Class B...................................  7,800   26,683
#   Bonavista Energy Corp......................................  4,473   57,843
    Boralex, Inc. Class A......................................  2,474   31,131
    Brookfield Asset Management, Inc. Class A..................  1,100   49,070
    CAE, Inc...................................................  3,740   47,747
    Calfrac Well Services, Ltd.................................  1,440   27,536
    Cameco Corp.(2166160)......................................    842   16,974
    Cameco Corp.(13321L108)....................................  2,707   54,573
    Canaccord Genuity Group, Inc...............................  1,669   19,413
    Canadian Imperial Bank of Commerce.........................  1,527  141,741
    Canadian National Railway Co.(2180632).....................  1,200   80,220
    Canadian National Railway Co.(136375102)...................  1,058   70,717
    Canadian Natural Resources, Ltd.(2171573)..................  2,400  104,620
    Canadian Natural Resources, Ltd.(136385101)................  6,871  299,576
    Canadian Oil Sands, Ltd....................................  2,140   45,711
    Canadian Pacific Railway, Ltd..............................    300   57,045
#   Canadian Tire Corp., Ltd. Class A..........................  1,200  113,996
    Canadian Utilities, Ltd. Class A...........................    600   21,555
    Canadian Western Bank......................................  1,800   68,708
    Canam Group, Inc. Class A..................................  1,300   15,893
    CanElson Drilling, Inc.....................................  2,100   14,715
*   Canfor Corp................................................    830   17,577
    Canfor Pulp Products, Inc..................................  2,100   22,669
    Canyon Services Group, Inc.................................    898   12,914
#   Capital Power Corp.........................................  1,079   26,234
#   Capstone Infrastructure Corp...............................  4,729   19,257
*   Capstone Mining Corp.......................................  9,500   25,441
    Cascades, Inc..............................................  2,400   14,660
    CCL Industries, Inc. Class B...............................    395   39,103
*   Celestica, Inc.............................................  5,200   55,799
    Cenovus Energy, Inc.(B57FG04)..............................  1,090   33,479
    Cenovus Energy, Inc.(15135U109)............................  1,685   51,730
    Centerra Gold, Inc.........................................  2,615   13,598
*   Cequence Energy, Ltd.......................................  3,200    6,222
    Cervus Equipment Corp......................................    600   12,359

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
*   CGI Group, Inc. Class A....................................    900 $ 32,282
#*  China Gold International Resources Corp., Ltd.............. 10,100   29,642
*   Chinook Energy, Inc........................................     61      123
#   CI Financial Corp..........................................  1,256   40,663
#   Cineplex, Inc..............................................    800   28,600
    Clarke, Inc................................................  1,100   11,097
    Cogeco Cable, Inc..........................................    700   38,918
    COM DEV International, Ltd.................................  3,200   12,121
*   Connacher Oil and Gas, Ltd.................................  5,200    1,049
    Constellation Software, Inc................................    187   44,420
#*  Corridor Resources, Inc....................................    500      913
#   Corus Entertainment, Inc. Class B..........................  1,500   33,154
    Cott Corp..................................................    300    2,047
#   Crescent Point Energy Corp.................................  2,356   96,133
*   Crew Energy, Inc...........................................  2,714   24,468
#*  Denison Mines Corp.........................................  4,500    5,984
    DH Corp....................................................  1,084   32,758
    Dollarama, Inc.............................................    350   28,810
*   Dominion Diamond Corp.(B95LX89)............................    500    7,012
*   Dominion Diamond Corp.(257287102)..........................  1,691   23,674
    Dorel Industries, Inc. Class B.............................  1,200   42,240
#*  DragonWave, Inc............................................  1,657    2,477
*   Dundee Precious Metals, Inc................................  2,800   13,276
    E-L Financial Corp., Ltd...................................     34   21,891
    Eldorado Gold Corp......................................... 17,004  126,163
#   Emera, Inc.................................................    656   20,281
    Empire Co., Ltd............................................    300   21,216
#   Enbridge Income Fund Holdings, Inc.........................    500   13,464
    Enbridge, Inc.(2466149)....................................  1,248   61,178
    Enbridge, Inc.(29250N105)..................................    604   29,584
    Encana Corp................................................  3,890   83,769
    Enerflex, Ltd..............................................    600   10,158
#*  Energy Fuels, Inc..........................................    100      776
    Enerplus Corp.(292766102)..................................  3,726   85,400
    Enerplus Corp.(B584T89)....................................  1,585   36,240
    Ensign Energy Services, Inc................................  3,401   54,742
    Equitable Group, Inc.......................................    500   30,476
#*  Essential Energy Services Trust............................  4,177    8,773
    Fairfax Financial Holdings, Ltd............................    100   47,081
    Finning International, Inc.................................  3,711  106,666
    First Capital Realty, Inc..................................    722   12,495
    First Quantum Minerals, Ltd................................  3,789   89,858
    FirstService Corp..........................................    400   22,286
#   Fortis, Inc................................................    900   27,693
*   Fortuna Silver Mines, Inc..................................  3,500   19,035
#   Genworth MI Canada, Inc....................................  1,089   39,491
    George Weston, Ltd.........................................    539   43,363
#   Gibson Energy, Inc.........................................  1,728   53,012
    Gildan Activewear, Inc.....................................    659   38,615
    Goldcorp, Inc.(2676302)....................................  2,620   71,751
    Goldcorp, Inc.(380956409)..................................  1,677   45,950
#*  Golden Star Resources, Ltd.................................  8,100    4,383
*   Gran Tierra Energy, Inc....................................  5,979   39,646

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Great-West Lifeco, Inc.....................................  1,400 $ 40,780
*   Heroux-Devtek, Inc.........................................  1,000    9,823
#   Home Capital Group, Inc....................................    800   38,080
    HudBay Minerals, Inc.......................................  4,699   50,466
    Husky Energy, Inc..........................................  2,500   76,054
    IAMGOLD Corp.(450913108)...................................    326    1,203
    IAMGOLD Corp.(2446646).....................................  2,605    9,628
    IGM Financial, Inc.........................................    400   18,871
#*  Imax Corp.(2014258)........................................    200    5,253
#*  Imax Corp.(45245E109)......................................    533   14,013
*   Imperial Metals Corp.......................................  2,300   35,248
    Imperial Oil, Ltd.(2454241)................................    600   30,788
    Imperial Oil, Ltd.(453038408)..............................    698   35,835
#   Industrial Alliance Insurance & Financial Services, Inc....  1,873   82,128
#   Innergex Renewable Energy, Inc.............................  1,785   17,189
    Intact Financial Corp......................................    943   62,893
    Inter Pipeline, Ltd........................................    800   24,785
*   Interfor Corp..............................................  2,000   27,477
    Intertape Polymer Group, Inc...............................  2,000   25,680
#*  Ithaca Energy, Inc......................................... 14,100   31,812
#*  Ivanhoe Energy, Inc........................................  1,300      310
#   Just Energy Group, Inc.....................................  2,100   11,363
*   Kelt Exploration, Ltd......................................    700    8,256
    Keyera Corp................................................    500   37,428
#   Killam Properties, Inc.....................................  1,172   11,125
*   Kingsway Financial Services, Inc...........................    425    2,721
*   Kinross Gold Corp.......................................... 10,480   41,907
*   Kirkland Lake Gold, Inc....................................    500    1,738
    Laurentian Bank of Canada..................................  1,000   47,278
*   Legacy Oil + Gas, Inc......................................  4,196   31,749
#   Leon's Furniture, Ltd......................................    400    5,323
#   Lightstream Resources, Ltd.................................  5,418   35,774
    Linamar Corp...............................................  1,500   81,662
#   Liquor Stores N.A., Ltd....................................    758    7,897
    Loblaw Cos., Ltd...........................................  1,300   63,942
#   Long Run Exploration, Ltd..................................  2,737   13,806
    MacDonald Dettwiler & Associates, Ltd......................    366   27,351
    Magna International, Inc...................................    989  106,206
    Major Drilling Group International, Inc....................  1,200    9,894
    Manitoba Telecom Services, Inc.............................    500   14,390
    Manulife Financial Corp.(56501R106)........................  5,745  117,255
    Manulife Financial Corp.(2492519)..........................  3,654   74,665
    Maple Leaf Foods, Inc......................................  2,300   41,492
    Martinrea International, Inc...............................  3,400   40,007
#*  Maxim Power Corp...........................................  1,600    4,681
*   MEG Energy Corp............................................  1,128   40,450
    Methanex Corp..............................................    906   58,963
    Metro, Inc.................................................  1,183   77,131
#   Morneau Shepell, Inc.......................................    911   14,070
#   Mullen Group, Ltd..........................................  2,700   69,113
    National Bank of Canada....................................  2,400  107,415
#   New Flyer Industries, Inc..................................  2,600   30,880
*   New Gold, Inc.(644535106)..................................  1,500    9,210

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
*   New Gold, Inc.(2826947)....................................  3,199 $ 19,687
    Newalta Corp...............................................  1,319   25,416
#*  Niko Resources, Ltd........................................    200      363
    Norbord, Inc...............................................    330    6,867
#*  North American Palladium, Ltd..............................  2,000      541
    North West Co., Inc. (The).................................  1,200   26,414
#   Northland Power, Inc.......................................  1,200   19,381
#*  Novagold Resources, Inc....................................  5,164   19,513
*   NuVista Energy, Ltd........................................  2,462   22,602
*   OceanaGold Corp............................................  6,600   18,825
    Open Text Corp.............................................  1,200   66,738
*   Osisko Gold Royalties, Ltd.................................    848   12,092
    Pacific Rubiales Energy Corp...............................  6,323  120,910
    Pan American Silver Corp.(697900108).......................  2,197   32,252
    Pan American Silver Corp.(2669272).........................  1,530   22,483
*   Paramount Resources, Ltd. Class A..........................    600   30,695
*   Parex Resources, Inc.......................................  3,300   43,007
#   Parkland Fuel Corp.........................................  1,600   30,214
#   Pason Systems, Inc.........................................    400   10,195
*   Pembina Pipeline Corp.(B4PPQG5)............................  1,314   55,030
#   Pembina Pipeline Corp.(B4PT2P8)............................    300   12,568
#   Pengrowth Energy Corp...................................... 13,918   88,712
    Penn West Petroleum, Ltd.(707887105).......................  2,097   16,210
#   Penn West Petroleum, Ltd.(B63FY34).........................  4,010   31,040
#   Peyto Exploration & Development Corp.......................  1,186   39,862
*   Pilot Gold, Inc............................................    333      428
#*  Poseidon Concepts Corp.....................................  2,652        3
    Potash Corp. of Saskatchewan, Inc..........................    900   31,952
    Precision Drilling Corp.(74022D308)........................  3,099   38,614
    Precision Drilling Corp.(B5YPLH9)..........................  3,406   42,452
#   Premium Brands Holdings Corp...............................    700   14,329
#*  Primero Mining Corp........................................  2,884   22,086
    Progressive Waste Solutions, Ltd.(74339G101)...............    400   10,040
    Progressive Waste Solutions, Ltd.(B3DJGB7).................  1,163   29,194
    Quebecor, Inc. Class B.....................................  2,400   58,242
    Reitmans Canada, Ltd. Class A..............................  1,944   10,733
    Richelieu Hardware, Ltd....................................    300   14,112
*   RMP Energy, Inc............................................  6,200   44,637
    Rogers Communications, Inc. Class B........................    600   23,431
#   Rogers Sugar, Inc..........................................    100      415
#   RONA, Inc..................................................  3,000   33,265
    Royal Bank of Canada.......................................  4,751  350,633
#   Russel Metals, Inc.........................................  1,600   51,697
*   Sandvine Corp..............................................  5,500   18,058
    Saputo, Inc................................................    600   37,238
    Savanna Energy Services Corp...............................  4,900   35,817
    Secure Energy Services, Inc................................    840   17,773
#   SEMAFO, Inc................................................  4,000   17,279
    Shaw Communications, Inc. Class B..........................  3,396   83,236
    ShawCor, Ltd...............................................    752   38,064
    Sherritt International Corp................................  7,600   31,227
#*  Sierra Wireless, Inc.......................................    900   17,103
*   Silver Standard Resources, Inc.............................    400    3,672

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
    Silver Wheaton Corp........................................  1,000 $ 26,120
    SNC-Lavalin Group, Inc.....................................    600   31,696
*   Southern Pacific Resource Corp.............................    600       96
#   Sprott, Inc................................................  9,450   25,567
    Stantec, Inc...............................................    500   31,724
    Stella-Jones, Inc..........................................    500   12,381
#   Student Transportation, Inc................................    127      818
    Suncor Energy, Inc.(867224107).............................  4,814  197,711
    Suncor Energy, Inc.(B3NB1P2)...............................  6,401  262,826
*   SunOpta, Inc.(8676EP108)...................................  1,500   18,540
*   SunOpta, Inc.(2817510).....................................    300    3,706
#   Superior Plus Corp.........................................  2,984   38,095
#   Surge Energy, Inc..........................................  5,100   39,758
#*  TAG Oil, Ltd...............................................  1,728    3,962
    Talisman Energy, Inc.(87425E103)...........................  5,019   52,449
    Talisman Energy, Inc.(2068299).............................  6,200   64,880
*   Taseko Mines, Ltd..........................................  4,300    9,899
    Teck Resources, Ltd. Class B(878742204)....................    389    9,320
    Teck Resources, Ltd. Class B(2879327)......................  3,938   94,373
#   TELUS Corp.................................................    712   24,853
#*  Teranga Gold Corp..........................................  6,408    4,702
*   Thompson Creek Metals Co., Inc.............................  5,100   14,126
#   Thomson Reuters Corp.......................................  1,928   72,834
    Tim Hortons, Inc...........................................    400   22,345
*   Timmins Gold Corp..........................................  4,500    8,296
    TORC Oil & Gas, Ltd........................................  2,700   32,910
    Toromont Industries, Ltd...................................    600   14,335
    Toronto-Dominion Bank (The)(891160509).....................  2,806  146,613
    Toronto-Dominion Bank (The)(2897222).......................  6,577  343,945
#   Torstar Corp. Class B......................................  1,100    7,627
    Total Energy Services, Inc.................................    194    3,870
*   Tourmaline Oil Corp........................................  1,095   51,555
    TransAlta Corp.(89346D107).................................    777    8,912
#   TransAlta Corp.(2901628)...................................  4,501   51,683
    TransCanada Corp...........................................  2,354  118,094
    Transcontinental, Inc. Class A.............................  1,600   20,412
    TransForce, Inc............................................  1,800   45,514
    TransGlobe Energy Corp.....................................  1,844   11,500
    Trican Well Service, Ltd...................................  4,600   66,404
    Trinidad Drilling, Ltd.....................................  3,327   32,161
*   Turquoise Hill Resources, Ltd.............................. 10,608   36,873
#   Twin Butte Energy, Ltd.....................................  4,316    6,571
    Uni-Select, Inc............................................    300    7,687
    Valener, Inc...............................................  1,300   18,850
#   Veresen, Inc...............................................  3,293   55,963
#   Vermilion Energy, Inc......................................    200   13,199
*   Wesdome Gold Mines, Ltd....................................  8,700    7,101
    West Fraser Timber Co., Ltd................................  1,200   54,665
    Westshore Terminals Investment Corp........................    318    9,683
    Whistler Blackcomb Holdings, Inc...........................  1,100   17,514
#   Whitecap Resources, Inc....................................  4,196   61,073
    Wi-Lan, Inc................................................  2,661    8,542
    Winpak, Ltd................................................  1,142   29,326

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    WSP Global, Inc.........................................   800  $    26,817
    Yamana Gold, Inc........................................ 5,432       46,336
    Zargon Oil & Gas, Ltd................................... 1,452       11,106
                                                                    -----------
TOTAL CANADA................................................         11,783,538
                                                                    -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.................................. 1,400          664
                                                                    -----------
DENMARK -- (1.1%)
*   Alm Brand A.S........................................... 3,000       15,379
    AP Moeller - Maersk A.S. Class A........................    10       22,441
    AP Moeller - Maersk A.S. Class B........................    40       93,253
*   Auriga Industries A.S. Class B..........................   600       32,237
*   Bang & Olufsen A.S......................................   670        8,212
    Chr Hansen Holding A.S.................................. 1,563       64,625
#   D/S Norden A.S..........................................   429       13,138
    Danske Bank A.S......................................... 4,326      124,981
    DSV A.S................................................. 4,346      137,245
    East Asiatic Co., Ltd. A.S..............................   400        4,141
#   FLSmidth & Co. A.S......................................   581       29,719
*   Jyske Bank A.S.......................................... 1,470       83,421
    NKT Holding A.S.........................................   984       61,859
    Pandora A.S............................................. 1,128       77,190
    PER Aarsleff A.S. Class B...............................    65       12,460
    Ringkjoebing Landbobank A.S.............................   160       33,555
    Rockwool International A.S. Class B.....................   132       22,010
    Schouw & Co.............................................   300       13,872
    SimCorp A.S.............................................   600       19,437
    Solar A.S. Class B......................................   125        8,940
    Spar Nord Bank A.S...................................... 3,439       37,378
*   Sydbank A.S............................................. 2,214       60,604
    TDC A.S................................................. 9,967      100,548
*   Topdanmark A.S.......................................... 1,775       54,734
    Tryg A.S................................................   401       40,402
    United International Enterprises........................    32        6,662
*   Vestas Wind Systems A.S................................. 4,833      217,907
*   Vestjysk Bank A.S.......................................   250          704
                                                                    -----------
TOTAL DENMARK...............................................          1,397,054
                                                                    -----------
FINLAND -- (1.6%)
    Afarak Group Oyj........................................ 3,453        1,557
#   Ahlstrom Oyj............................................   445        4,739
    Alma Media Oyj.......................................... 1,213        4,938
    Amer Sports Oyj......................................... 2,045       40,274
    Atria P.L.C.............................................   595        5,764
#   Cargotec Oyj............................................ 1,344       48,981
    Caverion Corp........................................... 1,551       12,875
    Citycon Oyj............................................. 6,944       25,500
    Cramo Oyj...............................................   564       11,449
    Elisa Oyj............................................... 3,528      101,054
    F-Secure Oyj............................................ 7,129       25,696
*   Finnair Oyj............................................. 1,332        5,095
    Fiskars Oyj Abp.........................................   868       21,115

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Fortum Oyj...............................................  6,581 $  169,229
    Huhtamaki Oyj............................................  2,364     62,938
    Kemira Oyj...............................................  1,740     23,677
    Kesko Oyj Class A........................................    401     14,665
    Kesko Oyj Class B........................................  1,158     44,043
#   Kone Oyj Class B.........................................  1,636     68,790
#   Konecranes Oyj...........................................  1,023     33,239
    Lassila & Tikanoja Oyj...................................  1,788     33,666
    Metsa Board Oyj..........................................  1,433      6,810
#   Metso Oyj................................................    809     31,735
    Metso Oyj Sponsored ADR..................................    700     27,342
    Munksjo Oyj..............................................    245      2,604
#   Neste Oil Oyj............................................  4,368     80,610
    Nokia Oyj................................................ 43,552    345,035
    Nokian Renkaat Oyj.......................................  1,186     41,064
#*  Outokumpu Oyj............................................  5,944     48,189
#   Outotec Oyj..............................................  3,383     35,118
    PKC Group Oyj............................................    691     19,098
*   Poyry Oyj................................................    726      3,883
    Raisio P.L.C. Class V....................................  7,337     40,451
    Ramirent Oyj.............................................  1,350     12,841
    Rautaruukki Oy...........................................  1,270     19,425
    Sampo Oyj Class A........................................  1,828     90,807
    Sanoma Oyj...............................................  2,100     16,472
    Stockmann Oyj Abp(5462371)...............................  1,273     18,208
    Stockmann Oyj Abp(5462393)...............................    646      9,249
    Stora Enso Oyj Class R...................................  3,612     32,454
#   Stora Enso Oyj Sponsored ADR.............................  9,200     82,800
    Technopolis Oyj..........................................  2,391     13,219
    Tieto Oyj................................................  1,332     35,406
    Tikkurila Oyj............................................  1,187     29,997
    UPM-Kymmene Oyj..........................................  6,795    110,749
    UPM-Kymmene Oyj Sponsored ADR............................  7,100    115,659
    Uponor Oyj...............................................    782     12,049
    Vaisala Oyj Class A......................................    214      6,270
    Valmet OYJ...............................................    809      8,455
    Wartsila Oyj Abp.........................................    576     29,008
#   YIT Oyj..................................................  1,551     15,892
                                                                     ----------
TOTAL FINLAND................................................         2,100,183
                                                                     ----------
FRANCE -- (6.7%)
    Accor SA.................................................  1,753     84,894
    Aeroports de Paris.......................................    265     36,299
#*  Air France-KLM...........................................  4,185     45,226
    Airbus Group NV..........................................    752     43,631
    ALBIOMA..................................................  1,126     28,471
#*  Alcatel-Lucent........................................... 26,779     93,743
    Alcatel-Lucent Sponsored ADR.............................  4,700     16,121
*   Alstom SA................................................  1,737     62,472
    Alten SA.................................................    652     31,424
    Altran Technologies SA...................................  3,293     34,650
    April....................................................    199      4,452
    Arkema SA................................................    901     83,539

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    Assystem...................................................    430 $ 12,341
    AtoS.......................................................    770   60,125
    AXA SA.....................................................  8,749  201,005
#*  Beneteau SA................................................  2,360   41,694
    BNP Paribas SA.............................................  4,929  327,056
    Bollore SA.................................................     75   46,287
    Bonduelle S.C.A............................................    159    4,436
    Bongrain SA................................................    112    9,230
    Bouygues SA................................................  2,678  105,494
    Bureau Veritas SA..........................................    935   24,115
    Cap Gemini SA..............................................    509   36,909
    Carrefour SA...............................................  2,937  101,429
    Casino Guichard Perrachon SA...............................  1,311  158,008
    Cegid Group................................................    257   10,372
#*  CGG SA Sponsored ADR.......................................  3,000   31,770
    Christian Dior SA..........................................    181   31,527
#   Cie de St-Gobain...........................................  3,544  172,440
    Cie Generale des Etablissements Michelin...................  2,932  321,639
*   Club Mediterranee SA.......................................    316    9,197
    CNP Assurances.............................................  2,184   42,908
    Credit Agricole SA.........................................  9,814  132,758
    Danone SA..................................................  1,153   83,282
    Dassault Systemes..........................................    560   37,579
    Derichebourg SA............................................  2,685    7,905
    Edenred....................................................  1,663   51,981
    Eiffage SA.................................................    799   51,791
    Electricite de France SA...................................  2,202   71,133
#*  Eramet.....................................................     65    8,112
    Esso SA Francaise..........................................     76    3,459
*   Etablissements Maurel et Prom..............................  3,472   52,783
    Euler Hermes Group.........................................    391   45,630
    Eutelsat Communications SA.................................  1,413   48,753
    Faiveley Transport SA......................................    384   27,514
    Faurecia...................................................  1,615   57,130
    Fimalac....................................................     48    3,788
    GDF Suez................................................... 15,992  412,346
    Groupe Eurotunnel SA....................................... 10,159  134,442
*   Groupe Fnac................................................     77    3,404
#*  Groupe Steria SCA..........................................    727   20,200
    Havas SA...................................................  6,503   50,892
    Iliad SA...................................................    101   27,799
    Imerys SA..................................................    787   61,451
#   Ingenico...................................................    463   46,838
    Interparfums SA............................................    609   19,747
    IPSOS......................................................    595   16,116
    JCDecaux SA................................................  1,391   47,736
    Kering.....................................................    213   45,600
    L'Oreal SA.................................................    377   63,660
    Lafarge SA.................................................  1,506  117,218
    Lafarge SA Sponsored ADR...................................  3,919   75,166
    Lagardere SCA..............................................  2,488   74,067
    Legrand SA.................................................  1,383   76,695
    LISI.......................................................     78   12,161

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
FRANCE -- (Continued)
    LVMH Moet Hennessy Louis Vuitton SA........................    841 $144,671
    Manitou BF SA..............................................    989   16,527
    Mersen.....................................................    561   15,874
    Metropole Television SA....................................  1,252   22,966
    Montupet...................................................    686   42,648
    Natixis....................................................  9,555   61,743
#   Naturex....................................................    274   23,132
    Neopost SA.................................................    479   33,632
*   Nexans SA..................................................    414   18,856
    Nexity SA..................................................    653   24,752
    Norbert Dentressangle SA...................................    187   27,462
    Orange SA.................................................. 14,360  224,868
#   Orange SA Sponsored ADR....................................  7,400  115,144
#*  Orco Property Group SA.....................................  4,822    2,832
*   Parrot SA..................................................    411    9,486
*   Peugeot SA.................................................  5,792   86,388
*   Pierre & Vacances SA.......................................    114    4,262
    Plastic Omnium SA..........................................  2,135   56,552
    Publicis Groupe SA ADR.....................................  2,600   47,086
    Rallye SA..................................................    796   39,939
    Renault SA.................................................  1,215  101,428
    Rexel SA...................................................  3,443   66,714
#   Rubis SCA..................................................    812   48,754
    Safran SA..................................................  1,095   64,350
    Saft Groupe SA.............................................    295   10,868
    Schneider Electric SE(4834108).............................  1,009   85,519
    Schneider Electric SE(B11BPS1).............................    213   17,950
    SCOR SE....................................................  4,162  133,887
#   SEB SA.....................................................    276   22,373
#*  Sequana SA.................................................    436    1,571
    SES SA.....................................................  1,679   61,756
    Societe BIC SA.............................................    279   38,467
    Societe Generale SA........................................  3,525  176,964
    Societe Television Francaise 1.............................  3,651   53,848
    Sodexo.....................................................    519   51,582
#*  SOITEC.....................................................  7,482   22,829
*   Solocal Group..............................................  5,036    4,115
    Somfy SA...................................................     55   18,385
    Stef SA....................................................    282   19,894
    STMicroelectronics NV(5962332)............................. 12,325  102,603
#   STMicroelectronics NV(861012102)...........................  6,800   56,032
    Suez Environnement Co......................................  3,732   69,651
    Technip SA ADR.............................................  1,900   43,852
    Teleperformance............................................  1,286   89,350
    Thales SA..................................................    513   29,177
    Total SA................................................... 11,152  719,245
    Total SA Sponsored ADR.....................................  6,258  403,641
*   Trigano SA.................................................    655   16,538
*   UBISOFT Entertainment......................................  2,666   44,609
    Valeo SA...................................................    871  104,361
    Vallourec SA...............................................  2,783  123,153
    Veolia Environnement SA....................................  2,977   52,728
    Veolia Environnement SA ADR................................    635   11,265

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Vicat....................................................    469 $   37,327
    Vilmorin & Cie SA........................................    194     22,839
    Vinci SA.................................................  1,984    136,922
    Vivendi SA...............................................  6,244    156,711
    Zodiac Aerospace.........................................  1,760     55,108
                                                                     ----------
TOTAL FRANCE.................................................         8,597,226
                                                                     ----------
GERMANY -- (5.7%)
    Aareal Bank AG...........................................  1,390     58,949
    Adidas AG................................................  1,038     82,193
*   Aixtron SE Sponsored ADR.................................    300      4,047
    Allianz SE...............................................  2,189    364,438
    Amadeus Fire AG..........................................    281     20,036
    Aurubis AG...............................................  1,028     49,918
    Axel Springer SE.........................................  1,266     71,283
    BASF SE..................................................  3,667    379,512
*   Bauer AG.................................................    343      7,438
    Bayerische Motoren Werke AG..............................  3,914    466,235
    BayWa AG.................................................    360     17,878
    Bechtle AG...............................................    508     39,419
    Beiersdorf AG............................................    364     32,809
    Bertrandt AG.............................................     72      8,992
    Bijou Brigitte AG........................................    112      8,660
#   Bilfinger SE.............................................    761     61,921
    Brenntag AG..............................................    409     65,665
    CANCOM SE................................................  1,324     61,353
    CAT Oil AG...............................................    551     10,532
    Cewe Stiftung & Co. KGAA.................................    287     19,370
    Comdirect Bank AG........................................  1,445     14,950
*   Commerzbank AG...........................................  9,573    137,539
    Continental AG...........................................    302     65,040
    CTS Eventim AG & Co., KGaA...............................    356     10,416
    Daimler AG...............................................  6,544    540,002
#   Delticom AG..............................................    535     19,214
    Deutsche Bank AG(D18190898)..............................  7,205    246,123
    Deutsche Bank AG(5750355)................................    233      7,968
    Deutsche Boerse AG.......................................    826     59,798
    Deutsche Lufthansa AG....................................  5,573     98,308
    Deutsche Post AG.........................................  2,363     75,603
    Deutsche Telekom AG...................................... 28,132    456,516
    Deutsche Wohnen AG.......................................  3,071     66,448
    Deutz AG.................................................  2,362     16,660
*   Dialog Semiconductor P.L.C...............................  1,528     46,471
    DMG MORI SEIKI AG........................................  1,383     42,245
    Duerr AG.................................................    272     20,720
    E.ON SE..................................................  1,364     25,750
    E.ON SE Sponsored ADR....................................  7,671    143,985
    ElringKlinger AG.........................................    969     34,955
    Fielmann AG..............................................    139     17,548
    Fraport AG Frankfurt Airport Services Worldwide..........    799     52,512
    Freenet AG...............................................  2,927     77,233
    Fuchs Petrolub SE........................................    430     17,202
    GEA Group AG.............................................  1,820     81,664

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Gerry Weber International AG...............................   253  $ 11,512
    GFK SE.....................................................   297    13,463
    Grammer AG.................................................   836    40,889
    Grenkeleasing AG...........................................   247    25,626
    Hannover Rueck SE.......................................... 1,159    98,936
    HeidelbergCement AG........................................ 1,192    88,422
#*  Heidelberger Druckmaschinen AG............................. 4,410    14,416
    Henkel AG & Co. KGaA.......................................   266    25,322
    Hochtief AG................................................   664    55,686
    Hugo Boss AG...............................................   428    61,412
    Indus Holding AG...........................................   565    29,693
    Infineon Technologies AG................................... 5,246    57,803
    Jenoptik AG................................................   847    11,235
    K+S AG..................................................... 3,697   113,282
*   Kloeckner & Co. SE......................................... 2,316    30,124
*   Kontron AG................................................. 1,112     7,010
    Krones AG..................................................   229    22,190
#   KUKA AG....................................................   521    28,892
    KWS Saat AG................................................    62    21,814
    Lanxess AG................................................. 2,565   162,992
    Leoni AG...................................................   751    51,323
    Linde AG................................................... 1,084   221,091
    MAN SE.....................................................   252    29,924
*   Metro AG................................................... 1,430    51,530
    MLP AG.....................................................   505     3,373
    MTU Aero Engines AG........................................   506    43,531
    Muenchener Rueckversicherungs AG...........................   921   195,411
    MVV Energie AG.............................................   213     6,723
*   Nordex SE..................................................   312     5,672
    Norma Group SE.............................................   398    19,609
*   Osram Licht AG............................................. 1,507    60,857
*   Patrizia Immobilien AG..................................... 2,827    31,522
    Pfeiffer Vacuum Technology AG..............................   303    30,084
#   Puma SE....................................................   101    25,768
#   QSC AG..................................................... 4,809    19,392
    Rational AG................................................    59    19,155
    Rheinmetall AG.............................................   925    56,066
    RWE AG..................................................... 9,382   376,672
    SAF-Holland SA............................................. 2,417    33,322
    Salzgitter AG.............................................. 1,496    55,698
    SAP SE.....................................................   896    70,418
    SAP SE Sponsored ADR.......................................   572    44,896
    Schaltbau Holding AG.......................................   174    11,652
*   SGL Carbon SE..............................................   525    16,857
*   Singulus Technologies AG................................... 2,333     6,678
    Sixt SE.................................................... 1,140    39,970
*   Sky Deutschland AG......................................... 6,216    55,908
#*  SMA Solar Technology AG....................................   845    22,764
    Software AG................................................ 1,169    29,245
    Stroeer Media AG...........................................   706    14,875
#   Suedzucker AG..............................................   686    12,017
    Symrise AG................................................. 1,126    58,960
    TAG Immobilien AG.......................................... 1,284    15,650

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
GERMANY -- (Continued)
    Takkt AG..............................................       583 $    9,745
    Telefonica Deutschland Holding AG.....................     2,557     19,992
*   ThyssenKrupp AG.......................................     3,084     86,873
#*  Tom Tailor Holding AG.................................       936     18,146
    TUI AG................................................     2,519     35,554
    United Internet AG....................................     1,164     46,538
    Volkswagen AG.........................................       291     67,110
    Vossloh AG............................................       324     23,558
#   Wacker Chemie AG......................................       409     47,343
    Wincor Nixdorf AG.....................................       382     19,407
                                                                     ----------
TOTAL GERMANY.............................................            7,237,116
                                                                     ----------
GREECE -- (0.0%)
*   T Bank SA.............................................     8,910         --
                                                                     ----------
HONG KONG -- (2.6%)
#   AAC Technologies Holdings, Inc........................     5,500     32,715
    APT Satellite Holdings, Ltd...........................    13,000     19,164
#   ASM Pacific Technology, Ltd...........................     2,800     29,743
    Associated International Hotels, Ltd..................     6,000     18,059
    Bank of East Asia, Ltd................................    14,264     60,809
    BOC Hong Kong Holdings, Ltd...........................    22,500     70,568
*   Brightoil Petroleum Holdings, Ltd.....................   140,000     42,754
    Cafe de Coral Holdings, Ltd...........................    10,000     35,635
    Cathay Pacific Airways, Ltd...........................    12,000     22,640
    Cheung Kong Holdings, Ltd.............................     8,000    155,069
    Cheung Kong Infrastructure Holdings, Ltd..............     6,000     42,193
*   China Billion Resources, Ltd..........................   112,480         --
*   China Energy Development Holdings, Ltd................   176,000      5,490
    Chong Hing Bank, Ltd..................................       463        872
    Chow Sang Sang Holdings International, Ltd............     5,000     12,978
#   Chow Tai Fook Jewellery Group, Ltd....................    22,000     31,852
    Chuang's Consortium International, Ltd................    93,642     12,294
    CITIC Telecom International Holdings, Ltd.............     8,000      2,869
    CLP Holdings, Ltd.....................................     5,000     41,593
    Dah Sing Banking Group, Ltd...........................     8,960     16,020
    Dah Sing Financial Holdings, Ltd......................     4,576     25,996
    Esprit Holdings, Ltd..................................    43,000     67,503
    Far East Consortium International, Ltd................    37,000     14,088
*   FIH Mobile, Ltd.......................................    55,000     30,807
    First Pacific Co., Ltd................................    55,600     66,540
    Future Bright Holdings, Ltd...........................    30,000     15,506
*   G-Resources Group, Ltd................................ 1,184,400     33,976
#   Giordano International, Ltd...........................    20,000     11,701
*   Global Brands Group Holding, Ltd......................    30,000      7,819
    Guangnan Holdings, Ltd................................    40,000      5,296
    Hang Lung Group, Ltd..................................    12,000     64,354
    Hang Lung Properties, Ltd.............................    26,000     80,297
    Hang Seng Bank, Ltd...................................     3,100     52,595
    Henderson Land Development Co., Ltd...................    17,672    112,322
    Hong Kong & China Gas Co., Ltd........................    14,762     32,272
    Hong Kong Aircraft Engineering Co., Ltd...............     1,200     13,879
    Hong Kong Exchanges and Clearing, Ltd.................     4,060     91,104

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels (The)..........................  11,096 $ 15,818
    Hopewell Holdings, Ltd....................................  17,500   60,783
    Hutchison Telecommunications Hong Kong Holdings, Ltd......  15,000    6,437
    Hysan Development Co., Ltd................................   8,000   38,397
    Johnson Electric Holdings, Ltd............................   9,375   36,290
    K Wah International Holdings, Ltd.........................  45,000   32,799
    Kerry Logistics Network, Ltd..............................   6,500   10,610
    Kerry Properties, Ltd.....................................  13,000   47,451
    Kowloon Development Co., Ltd..............................  10,000   12,128
#   L'Occitane International SA...............................   9,250   23,770
*   Lai Sun Development Co., Ltd.............................. 143,000    3,590
    Li & Fung, Ltd............................................  30,000   39,887
    Lifestyle International Holdings, Ltd.....................   4,500    8,790
    Liu Chong Hing Investment, Ltd............................  12,000   15,727
    Luk Fook Holdings International, Ltd......................   8,000   24,796
    Man Wah Holdings, Ltd.....................................  16,000   23,593
#*  Midland Holdings, Ltd.....................................  46,000   24,859
*   Mongolian Mining Corp..................................... 122,000    8,617
    MTR Corp., Ltd............................................   7,053   27,708
    New World Development Co., Ltd............................  75,385   95,063
#   Newocean Energy Holdings, Ltd.............................  42,000   28,708
    NWS Holdings, Ltd.........................................  35,750   66,232
    Orient Overseas International, Ltd........................   6,000   31,962
    Pacific Basin Shipping, Ltd...............................  42,000   25,299
    Pacific Textiles Holdings, Ltd............................  15,000   18,779
    PCCW, Ltd.................................................  87,000   53,156
    Pico Far East Holdings, Ltd...............................  14,000    3,231
    Power Assets Holdings, Ltd................................   6,500   58,101
#   Prada SpA.................................................   2,700   19,183
    Regal Hotels International Holdings, Ltd..................  24,600   14,635
#   SA SA International Holdings, Ltd.........................  28,000   22,326
    Samsonite International SA................................  21,000   65,077
    Shangri-La Asia, Ltd......................................  33,500   52,930
*   Shun Tak Holdings, Ltd....................................  27,500   14,031
    Singamas Container Holdings, Ltd..........................  42,000    8,065
    Sino Land Co., Ltd........................................  46,800   80,396
    SmarTone Telecommunications Holdings, Ltd.................  16,500   24,000
*   SOCAM Development, Ltd....................................   4,000    3,804
    Stella International Holdings, Ltd........................     500    1,397
    Sun Hung Kai & Co., Ltd...................................  11,619    9,906
    Sun Hung Kai Properties, Ltd..............................  10,134  153,696
    Swire Pacific, Ltd. Class A...............................   1,500   19,303
    Swire Pacific, Ltd. Class B...............................   5,000   11,942
    Swire Properties, Ltd.....................................  10,000   32,730
    Techtronic Industries Co..................................  22,000   65,940
    Television Broadcasts, Ltd................................   5,100   33,126
    Texwinca Holdings, Ltd....................................  14,000   13,163
    Transport International Holdings, Ltd.....................   4,000    7,379
#   Trinity, Ltd..............................................  64,000   16,097
    Value Partners Group, Ltd.................................  40,000   28,985
    Varitronix International, Ltd.............................  17,000   15,593
    Victory City International Holdings, Ltd..................  14,000    1,830
    Vitasoy International Holdings, Ltd.......................  18,000   23,160

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    VTech Holdings, Ltd.....................................   2,200 $   27,198
    Wharf Holdings, Ltd. (The)..............................  12,625    100,378
    Wheelock & Co., Ltd.....................................  13,000     65,549
#   Wing Hang Bank, Ltd.....................................   5,000     80,645
    Xinyi Glass Holdings, Ltd...............................  32,000     18,716
#   Xinyi Solar Holdings, Ltd...............................  32,000      9,073
    Yue Yuen Industrial Holdings, Ltd.......................  15,000     50,031
                                                                     ----------
TOTAL HONG KONG.............................................          3,312,237
                                                                     ----------
IRELAND -- (0.4%)
*   Bank of Ireland......................................... 170,625     59,955
*   Bank of Ireland Sponsored ADR...........................     330      4,696
    CRH P.L.C...............................................   3,670     85,660
    CRH P.L.C. Sponsored ADR................................   4,265    100,185
    Dragon Oil P.L.C........................................   4,125     38,855
    FBD Holdings P.L.C......................................     158      3,027
    Glanbia P.L.C...........................................     538      8,277
    Irish Continental Group P.L.C...........................   3,964     14,126
    Kerry Group P.L.C. Class A..............................     667     49,469
    Kingspan Group P.L.C.(4491235)..........................   1,108     18,972
    Kingspan Group P.L.C.(0492793)..........................   1,183     20,132
    Smurfit Kappa Group P.L.C...............................   3,976     86,284
                                                                     ----------
TOTAL IRELAND...............................................            489,638
                                                                     ----------
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd..........................   1,975      3,503
*   AudioCodes, Ltd.........................................     614      3,565
    Azrieli Group...........................................     825     26,844
    Bank Hapoalim BM........................................  11,859     69,177
*   Bank Leumi Le-Israel BM.................................  14,810     58,154
    Bezeq The Israeli Telecommunication Corp., Ltd..........   5,997     11,167
    Delek Group, Ltd........................................      45     17,657
    Elbit Systems, Ltd......................................     649     40,669
    Electra, Ltd............................................      59      8,307
    Harel Insurance Investments & Financial Services, Ltd...   4,420     25,791
    Israel Chemicals, Ltd...................................   1,084      8,814
*   Israel Discount Bank, Ltd. Class A......................  20,541     35,784
    Ituran Location and Control, Ltd........................     538     12,474
*   Jerusalem Oil Exploration...............................     300     13,476
    Menorah Mivtachim Holdings, Ltd.........................     894     10,727
    Migdal Insurance & Financial Holding, Ltd...............   7,718     12,326
    Mizrahi Tefahot Bank, Ltd...............................   3,321     41,994
*   Naphtha Israel Petroleum Corp., Ltd.....................   3,305     23,660
    NICE Systems, Ltd. Sponsored ADR........................     863     34,123
*   Nitsba Holdings 1995, Ltd...............................   1,262     19,016
*   Oil Refineries, Ltd.....................................   7,964      2,399
    Ormat Industries........................................     270      1,956
    Osem Investments, Ltd...................................     565     13,262
    Paz Oil Co., Ltd........................................     198     31,845
    Phoenix Holdings, Ltd. (The)............................   1,952      6,951
    Shikun & Binui, Ltd.....................................   5,298     12,629

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
*   Union Bank of Israel......................................   1,193 $  5,159
                                                                       --------
TOTAL ISRAEL..................................................          551,429
                                                                       --------
ITALY -- (2.7%)
    A2A SpA...................................................  16,029   18,291
    ACEA SpA..................................................   1,354   19,718
*   Arnoldo Mondadori Editore SpA.............................   1,773    2,096
    Assicurazioni Generali SpA................................   2,086   43,541
#   Astaldi SpA...............................................   1,321   12,717
    Atlantia SpA..............................................   2,073   54,865
*   Autogrill SpA.............................................   1,015    8,637
    Azimut Holding SpA........................................   2,125   54,699
*   Banca Carige SpA..........................................  81,677   15,602
    Banca Generali SpA........................................   1,007   28,123
    Banca IFIS SpA............................................     180    3,302
*   Banca Monte dei Paschi di Siena SpA.......................   9,202   16,609
*   Banca Popolare dell'Emilia Romagna SC.....................  10,482   88,620
#*  Banca Popolare dell'Etruria e del Lazio...................     424      399
*   Banca Popolare di Milano Scarl............................ 103,079   89,825
    Banca Popolare di Sondrio SCARL...........................   9,550   43,400
*   Banco Popolare SC.........................................   8,657  133,699
    Brembo SpA................................................   1,194   43,871
    Buzzi Unicem SpA..........................................   2,983   48,374
    Cementir Holding SpA......................................   2,563   19,981
*   CIR-Compagnie Industriali Riunite SpA.....................   7,131    9,910
    CNH Industrial NV.........................................   2,621   24,192
    Credito Emiliano SpA......................................   1,807   15,164
*   Credito Valtellinese Scarl................................  39,723   48,571
    De' Longhi................................................     720   15,286
    Enel Green Power SpA......................................  16,762   46,362
    Enel SpA..................................................  16,916   96,302
    Eni SpA...................................................  14,487  368,635
    Eni SpA Sponsored ADR.....................................   2,146  109,017
    ERG SpA...................................................   1,082   16,026
    Esprinet SpA..............................................   2,121   21,730
*   Fiat SpA..................................................  16,569  159,021
*   Fiat SpA Sponsored ADR....................................   1,600   15,392
*   Finmeccanica SpA..........................................   6,992   64,417
#*  Geox SpA..................................................     852    3,160
*   Gruppo Editoriale L'Espresso SpA..........................   3,978    6,276
    Hera SpA..................................................  12,421   33,595
*   IMMSI SpA.................................................   4,196    3,522
*   Indesit Co. SpA...........................................   2,901   41,962
    Industria Macchine Automatiche SpA........................     246    9,805
    Interpump Group SpA.......................................   1,758   22,436
    Intesa Sanpaolo SpA.......................................  84,234  250,143
    Iren SpA..................................................   8,189   11,540
    Italcementi SpA...........................................   2,021   14,993
    Italmobiliare SpA.........................................     246    9,867
    Luxottica Group SpA.......................................      27    1,490
    Luxottica Group SpA Sponsored ADR.........................     600   32,940
    MARR SpA..................................................     686   11,349
*   Mediaset SpA..............................................  14,069   55,812

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
*   Mediobanca SpA..........................................  14,179 $  124,975
    Mediolanum SpA..........................................   2,157     16,393
    Parmalat SpA............................................   8,313     27,472
#*  Piaggio & C SpA.........................................   2,131      6,345
    Pirelli & C. SpA........................................   3,639     54,269
#*  Prelios SpA.............................................     750        449
    Prysmian SpA............................................   1,062     22,583
    Reply SpA...............................................     191     14,244
*   Safilo Group SpA........................................   1,177     24,445
*   Saipem SpA..............................................     800     18,634
    Salvatore Ferragamo SpA.................................     861     23,682
*   Saras SpA...............................................   3,877      4,829
    Snam SpA................................................   8,606     50,731
    Societa Cattolica di Assicurazioni SCRL.................   1,391     29,631
    Societa Iniziative Autostradali e Servizi SpA...........   1,213     14,431
#*  Telecom Italia SpA...................................... 123,364    142,151
*   Telecom Italia SpA Sponsored ADR........................   8,020     91,508
    Tenaris SA ADR..........................................     331     14,223
    Terna Rete Elettrica Nazionale SpA......................  10,316     54,254
#   Tod's SpA...............................................     194     21,280
    UniCredit SpA...........................................  22,305    174,004
    Unione di Banche Italiane SCPA..........................  19,647    161,752
    Unipol Gruppo Finanziario SpA...........................   8,580     47,039
    UnipolSai SpA...........................................  19,389     58,694
*   World Duty Free SpA.....................................   1,015     11,556
                                                                     ----------
TOTAL ITALY.................................................          3,474,858
                                                                     ----------
JAPAN -- (19.6%)
    77 Bank, Ltd. (The).....................................   7,000     36,447
#   ABC-Mart, Inc...........................................     700     37,803
#   Accordia Golf Co., Ltd..................................   2,400     29,938
    Adastria Holdings Co., Ltd..............................     300      6,778
    ADEKA Corp..............................................   2,100     28,951
#   Advantest Corp..........................................   2,200     24,562
#   Aeon Co., Ltd...........................................  11,600    130,246
    Ahresty Corp............................................     800      6,983
    Ai Holdings Corp........................................   1,200     22,198
    Aica Kogyo Co., Ltd.....................................   1,000     21,557
    Aichi Bank, Ltd. (The)..................................     200      9,805
    Aichi Steel Corp........................................   4,000     15,844
#   Aida Engineering, Ltd...................................   2,800     26,631
    Aisin Seiki Co., Ltd....................................   1,600     62,141
    Akebono Brake Industry Co., Ltd.........................   6,000     29,029
    Akita Bank, Ltd. (The)..................................   5,000     14,097
    Alpine Electronics, Inc.................................   1,300     20,479
    Alps Electric Co., Ltd..................................   2,800     38,864
    Amada Co., Ltd..........................................  10,000     97,131
    Amano Corp..............................................   1,700     19,761
    ANA Holdings, Inc.......................................   3,000      7,422
    Anritsu Corp............................................   2,000     19,059
    AOKI Holdings, Inc......................................   2,200     28,777
    Aomori Bank, Ltd. (The).................................   2,000      5,768
    Aoyama Trading Co., Ltd.................................   1,700     43,320

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Aozora Bank, Ltd........................................... 10,000 $ 33,981
    Arakawa Chemical Industries, Ltd...........................    900   11,025
    Arcs Co., Ltd..............................................  1,300   27,462
    Ariake Japan Co., Ltd......................................  1,000   25,342
    Asahi Diamond Industrial Co., Ltd..........................  1,000   14,635
#   Asahi Glass Co., Ltd....................................... 14,000   82,961
    Asahi Holdings, Inc........................................  1,600   27,575
    Asahi Kasei Corp........................................... 15,000  118,547
    Asatsu-DK, Inc.............................................    700   17,892
#   Asics Corp.................................................  2,000   42,445
    Autobacs Seven Co., Ltd....................................  2,200   35,998
    Avex Group Holdings, Inc...................................  1,200   20,490
    Awa Bank, Ltd. (The).......................................  5,000   28,348
    Azbil Corp.................................................  1,400   35,226
    Bandai Namco Holdings, Inc.................................  1,900   48,087
    Bank of Iwate, Ltd. (The)..................................    400   18,363
    Bank of Kyoto, Ltd. (The)..................................  7,000   63,585
    Bank of Nagoya, Ltd. (The).................................  4,000   15,227
    Bank of Okinawa, Ltd. (The)................................    600   25,629
    Bank of the Ryukyus, Ltd...................................  1,400   20,545
    Bank of Yokohama, Ltd. (The)............................... 14,000   79,662
    Benesse Holdings, Inc......................................    700   26,370
    Best Denki Co., Ltd........................................  8,100   11,250
    Bic Camera, Inc............................................  3,100   26,874
    Bookoff Corp...............................................  1,500   11,785
    Bridgestone Corp...........................................  2,800  101,053
    Brother Industries, Ltd....................................  4,600   82,300
    Calsonic Kansei Corp.......................................  6,000   39,462
    Canon Electronics, Inc.....................................    600   11,497
#   Canon Marketing Japan, Inc.................................  1,200   24,449
    Canon, Inc.................................................    194    6,347
    Canon, Inc. Sponsored ADR..................................  2,596   85,123
    Capcom Co., Ltd............................................  1,200   21,918
#   Casio Computer Co., Ltd....................................  4,200   70,666
    Central Glass Co., Ltd.....................................  4,000   13,898
#   Central Japan Railway Co...................................    300   42,607
    Century Tokyo Leasing Corp.................................    800   25,688
    Chiba Bank, Ltd. (The).....................................  9,000   65,515
    Chiba Kogyo Bank, Ltd. (The)...............................  1,500   11,335
    Chiyoda Co., Ltd...........................................    700   15,473
*   Chubu Electric Power Co., Inc..............................  1,800   20,924
    Chuetsu Pulp & Paper Co., Ltd..............................  6,000   10,553
    Chugoku Bank, Ltd. (The)...................................  5,000   76,821
#   Chugoku Electric Power Co., Inc. (The).....................  1,200   15,955
    Chugoku Marine Paints, Ltd.................................  2,000   15,140
    Chukyo Bank, Ltd. (The)....................................  7,000   12,417
    Citizen Holdings Co., Ltd..................................  7,900   62,812
    CKD Corp...................................................  2,200   19,640
*   CMK Corp...................................................  2,100    5,429
    Coca-Cola East Japan Co., Ltd..............................  1,927   51,505
    Coca-Cola West Co., Ltd....................................  1,500   24,999
    COMSYS Holdings Corp.......................................  2,000   37,019
    Cosmo Oil Co., Ltd......................................... 15,000   30,068

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Dai Nippon Printing Co., Ltd...............................  4,000 $ 41,033
    Dai-ichi Life Insurance Co., Ltd. (The)....................  4,100   57,755
    Daibiru Corp...............................................  1,500   16,552
    Daicel Corp................................................  7,000   70,647
#   Daido Steel Co., Ltd....................................... 10,000   46,730
*   Daiei, Inc. (The)..........................................  2,650    7,592
    Daifuku Co., Ltd...........................................  2,000   27,559
#   Daihatsu Motor Co., Ltd....................................  2,100   37,275
    Daikin Industries, Ltd.....................................    700   48,075
    Daikyo, Inc................................................  5,000   10,517
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.....  4,000   19,028
#   Daio Paper Corp............................................  3,000   26,263
    Daisan Bank, Ltd. (The)....................................  7,000   12,226
    Daiseki Co., Ltd...........................................    200    3,561
    Daishi Bank, Ltd. (The)....................................  8,000   29,417
    Daito Trust Construction Co., Ltd..........................    300   36,158
    Daiwa House Industry Co., Ltd..............................  3,000   60,898
    Daiwa Securities Group, Inc................................ 14,000  117,544
    Daiwabo Holdings Co., Ltd..................................  8,000   15,268
    DCM Holdings Co., Ltd......................................  1,800   12,034
    Dena Co., Ltd..............................................  2,900   37,402
    Denki Kagaku Kogyo K.K..................................... 11,000   41,094
    Denso Corp.................................................  1,500   69,188
    Dentsu, Inc................................................    800   31,685
    Descente, Ltd..............................................  3,000   26,060
    DIC Corp................................................... 10,000   22,910
    Disco Corp.................................................    400   25,833
#   DMG Mori Seiki Co., Ltd....................................  1,100   13,986
#   Don Quijote Holdings Co., Ltd..............................    300   16,210
    Doutor Nichires Holdings Co., Ltd..........................    400    6,722
    Dowa Holdings Co., Ltd.....................................  2,000   18,610
    Dr Ci:Labo Co., Ltd........................................    500   17,579
    Dunlop Sports Co., Ltd.....................................  1,100   12,909
    Eagle Industry Co., Ltd....................................  1,300   23,752
    East Japan Railway Co......................................    900   72,096
    Ebara Corp................................................. 11,000   68,291
    EDION Corp.................................................  1,800   11,901
    Ehime Bank, Ltd. (The).....................................  6,000   14,125
    Eighteenth Bank, Ltd. (The)................................  8,000   21,045
    Eizo Corp..................................................    500   12,687
    Electric Power Development Co., Ltd........................    600   19,330
    Exedy Corp.................................................  1,000   29,523
    F@N Communications, Inc....................................    800   12,271
#   FamilyMart Co., Ltd........................................    600   26,947
    FANUC Corp.................................................    300   51,849
    Fast Retailing Co., Ltd....................................    100   33,015
    FCC Co., Ltd...............................................  1,000   17,935
    Felissimo Corp.............................................    400    6,584
#   FIDEA Holdings Co., Ltd....................................  5,200   10,921
    Foster Electric Co., Ltd...................................    500    6,601
    France Bed Holdings Co., Ltd...............................  6,000   10,927
    Fuji Electric Co., Ltd..................................... 10,000   51,562
    Fuji Heavy Industries, Ltd.................................  1,000   28,517

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Fuji Oil Co., Ltd.(6356848)................................  1,100 $ 17,576
    Fuji Oil Co., Ltd.(6581361)................................  2,200    7,568
    Fuji Seal International, Inc...............................    400   11,665
    Fuji Soft, Inc.............................................  1,100   24,508
#   Fujibo Holdings, Inc.......................................  5,000   13,744
    FUJIFILM Holdings Corp.....................................  3,100   88,492
    Fujikura, Ltd..............................................  7,000   34,621
    Fujimori Kogyo Co., Ltd....................................    300   10,694
    Fujitec Co., Ltd...........................................  3,000   30,825
    Fujitsu General, Ltd.......................................  1,000   13,804
    Fujitsu, Ltd............................................... 13,000   99,651
    Fukui Bank, Ltd. (The).....................................  7,000   16,527
    Fukuoka Financial Group, Inc............................... 12,000   61,389
#   Fukuyama Transporting Co., Ltd.............................  5,000   28,031
#   Furukawa Electric Co., Ltd................................. 18,000   38,075
    Futaba Industrial Co., Ltd.................................    900    5,059
    Geo Holdings Corp..........................................    900    7,639
    Glory, Ltd.................................................  1,000   33,341
#   GMO internet, Inc..........................................  2,700   29,459
    Godo Steel, Ltd............................................  6,000    9,883
    Goldcrest Co., Ltd.........................................  1,200   23,923
#*  Gree, Inc..................................................  1,200    9,474
    Gulliver International Co., Ltd............................  1,200   11,002
#   GungHo Online Entertainment, Inc...........................  3,500   19,704
    Gunma Bank, Ltd. (The).....................................  9,000   52,954
    Gunze, Ltd.................................................  5,000   13,646
    H2O Retailing Corp.........................................  5,890   48,800
    Hachijuni Bank, Ltd. (The)................................. 11,000   67,622
    Hakuhodo DY Holdings, Inc..................................  5,300   55,644
    Hankyu Hanshin Holdings, Inc............................... 16,000   93,150
    Hanwa Co., Ltd.............................................  4,000   16,588
    Haseko Corp................................................  2,200   17,469
#   Hazama Ando Corp...........................................  6,200   38,098
    Heiwa Corp.................................................    800   18,844
    Heiwa Real Estate Co., Ltd.................................    500    7,883
    Heiwado Co., Ltd...........................................  1,200   19,702
    Higashi-Nippon Bank, Ltd. (The)............................  6,000   15,945
    Higo Bank, Ltd. (The)......................................  3,000   16,037
    Hino Motors, Ltd...........................................  1,000   13,829
    Hiroshima Bank, Ltd. (The)................................. 11,000   53,379
    Hitachi Capital Corp.......................................  1,300   34,648
    Hitachi Chemical Co., Ltd..................................  1,300   22,867
#   Hitachi Construction Machinery Co., Ltd....................    900   18,370
    Hitachi High-Technologies Corp.............................  1,400   37,555
    Hitachi Koki Co., Ltd......................................    600    5,071
#   Hitachi Metals, Ltd........................................  1,000   16,261
    Hitachi Transport System, Ltd..............................  1,100   16,644
    Hitachi Zosen Corp.........................................  3,800   19,775
#   Hitachi, Ltd............................................... 24,000  186,019
*   Hokkaido Electric Power Co., Inc...........................  1,600   13,861
    Hokkan Holdings, Ltd.......................................  5,000   14,179
    Hokkoku Bank, Ltd. (The)...................................  7,000   23,550
    Hokuetsu Bank, Ltd. (The)..................................  4,000    8,158

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Hokuetsu Kishu Paper Co., Ltd..............................  6,000 $ 26,441
    Hokuhoku Financial Group, Inc.............................. 31,000   63,649
    Hokuriku Electric Power Co.................................  1,800   23,311
    Hokuto Corp................................................  1,400   26,558
    Honda Motor Co., Ltd.......................................  9,300  323,743
    Honda Motor Co., Ltd. Sponsored ADR........................  3,554  123,964
    Horiba, Ltd................................................    300   10,465
#   House Foods Group, Inc.....................................  1,900   34,256
    Hoya Corp..................................................  2,400   77,708
    Hyakugo Bank, Ltd. (The)...................................  4,000   16,044
    Hyakujushi Bank, Ltd. (The)................................  4,000   14,076
    Ibiden Co., Ltd............................................  3,500   69,937
    Ichikoh Industries, Ltd.................................... 10,000   17,547
    Ichiyoshi Securities Co., Ltd..............................  2,000   24,610
    Idec Corp..................................................  1,300   11,244
    Idemitsu Kosan Co., Ltd....................................  1,600   32,704
#   IHI Corp...................................................  7,000   32,371
    Iida Group Holdings Co., Ltd...............................  1,624   24,197
    Inaba Denki Sangyo Co., Ltd................................    600   19,982
    Inabata & Co., Ltd.........................................    100      943
    Inageya Co., Ltd...........................................  2,000   20,868
#   Internet Initiative Japan, Inc.............................  1,500   32,919
#   Iseki & Co., Ltd...........................................  5,000   12,575
#   Isetan Mitsukoshi Holdings, Ltd............................  5,840   72,368
*   Ishihara Sangyo Kaisha, Ltd................................ 13,000   12,319
#   Isuzu Motors, Ltd..........................................  4,000   27,762
    IT Holdings Corp...........................................  1,200   21,905
    Ito En, Ltd................................................  1,000   24,371
    ITOCHU Corp................................................ 12,800  162,979
    Itochu Enex Co., Ltd.......................................  1,800   13,094
    Itochu Techno-Solutions Corp...............................    400   17,889
    Itoham Foods, Inc..........................................  5,000   21,982
    IwaiCosmo Holdings, Inc....................................    900    9,019
#   Iwatani Corp...............................................  7,000   53,827
    Iyo Bank, Ltd. (The).......................................  6,000   60,779
    J Front Retailing Co., Ltd.................................  6,800   45,821
    J-Oil Mills, Inc...........................................  3,000    9,530
    Japan Airport Terminal Co., Ltd............................  1,100   37,235
    Japan Aviation Electronics Industry, Ltd...................  1,000   20,577
    Japan Drilling Co., Ltd....................................    500   25,371
#   Japan Exchange Group, Inc..................................  1,500   34,127
    Japan Pulp & Paper Co., Ltd................................  5,000   16,090
#   Japan Steel Works, Ltd. (The).............................. 10,000   42,971
    Japan Wool Textile Co., Ltd. (The).........................  3,000   23,378
    JFE Holdings, Inc..........................................  4,000   84,424
    JGC Corp...................................................  1,000   30,302
#   Jin Co., Ltd...............................................    500   14,895
    Joshin Denki Co., Ltd......................................  1,000    9,444
    Jowa Holdings Co., Ltd.....................................    500   19,602
    Joyo Bank, Ltd. (The)...................................... 10,000   53,206
#   JSR Corp...................................................  2,100   36,208
    JTEKT Corp.................................................  3,200   55,402
    Juroku Bank, Ltd. (The)....................................  6,000   22,157

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
*   JVC Kenwood Corp...........................................  1,500 $  3,413
    JX Holdings, Inc........................................... 16,790   86,336
#   K's Holdings Corp..........................................    700   20,013
    Kadokawa Corp..............................................    800   22,399
    Kaga Electronics Co., Ltd..................................  1,200   14,976
    Kagoshima Bank, Ltd. (The).................................  3,000   19,736
#   Kajima Corp................................................  8,000   37,200
#   Kakaku.com, Inc............................................  1,200   20,309
    Kameda Seika Co., Ltd......................................    300    9,789
    Kamigumi Co., Ltd..........................................  7,000   66,949
    Kanamoto Co., Ltd..........................................  1,000   41,802
    Kandenko Co., Ltd..........................................  4,000   21,722
    Kaneka Corp................................................  8,000   48,112
#   Kanematsu Corp............................................. 12,000   21,471
#*  Kansai Electric Power Co., Inc. (The)......................  1,200   10,961
    Kansai Paint Co., Ltd......................................  1,000   16,758
    Kao Corp...................................................  1,000   41,124
    Kato Works Co., Ltd........................................  2,000   14,207
#   Kawasaki Heavy Industries, Ltd.............................  5,000   19,451
#   Kawasaki Kisen Kaisha, Ltd................................. 28,000   59,691
    KDDI Corp..................................................  2,300  132,211
#   Keihan Electric Railway Co., Ltd........................... 10,000   43,512
    Keihin Corp................................................  1,100   16,869
    Keikyu Corp................................................  3,000   26,430
    Keio Corp..................................................  3,000   23,928
    Keisei Electric Railway Co., Ltd...........................  2,000   20,503
    Keiyo Bank, Ltd. (The).....................................  9,000   45,357
    Kewpie Corp................................................  2,200   39,589
    Key Coffee, Inc............................................    300    4,769
    Keyence Corp...............................................    100   43,564
#   Kintetsu Corp..............................................  7,000   25,489
    Kintetsu World Express, Inc................................    300   12,788
    Kitz Corp..................................................  3,000   17,304
    Kiyo Bank, Ltd. (The)......................................  1,500   20,532
    Koa Corp...................................................  1,400   15,358
    Kobe Steel, Ltd............................................ 42,000   68,368
#   Kohnan Shoji Co., Ltd......................................  1,300   13,445
    Koito Manufacturing Co., Ltd...............................  1,000   27,401
    Kokuyo Co., Ltd............................................  2,300   18,672
    Komatsu, Ltd...............................................  1,100   24,395
    Komeri Co., Ltd............................................    500   11,684
#   Konami Corp................................................  2,400   55,720
    Konica Minolta, Inc........................................  5,500   58,717
    Konishi Co., Ltd...........................................    600   12,967
#   Kose Corp..................................................    800   33,276
    Kubota Corp. Sponsored ADR.................................    500   33,265
    Kurabo Industries, Ltd.....................................  8,000   14,195
#   Kuraray Co., Ltd...........................................  4,400   57,633
    Kureha Corp................................................  5,000   26,668
#   Kurita Water Industries, Ltd...............................  2,100   48,254
    Kuroda Electric Co., Ltd...................................  1,300   21,518
    KYB Co., Ltd...............................................  4,000   18,156
    Kyocera Corp. Sponsored ADR................................  1,800   85,572

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Kyokuto Kaihatsu Kogyo Co., Ltd............................  1,900 $ 28,348
    Kyoritsu Maintenance Co., Ltd..............................    900   40,348
    Kyowa Exeo Corp............................................  2,000   27,709
#*  Kyushu Electric Power Co., Inc.............................  1,800   19,986
    Lawson, Inc................................................    300   22,466
*   Leopalace21 Corp...........................................  4,000   17,807
    Lintec Corp................................................  1,100   22,443
#   Lion Corp..................................................  4,000   23,272
    LIXIL Group Corp...........................................  3,200   77,574
    Maeda Corp.................................................  5,000   42,455
    Maeda Road Construction Co., Ltd...........................  2,000   34,810
    Makino Milling Machine Co., Ltd............................  2,000   16,196
#   Makita Corp................................................    500   29,573
    Marubeni Corp.............................................. 14,000   98,393
    Maruha Nichiro Corp........................................  1,200   18,874
    Marui Group Co., Ltd.......................................  4,900   47,282
    Marusan Securities Co., Ltd................................  2,100   15,850
    Maruwa Co., Ltd............................................    500   18,176
    Matsui Securities Co., Ltd.................................  2,300   21,585
    Max Co., Ltd...............................................  1,000   11,257
#   Mazda Motor Corp...........................................  1,800   43,249
#   McDonald's Holdings Co. Japan, Ltd.........................  1,000   25,169
    Megmilk Snow Brand Co., Ltd................................  1,400   18,134
    Meitec Corp................................................    700   23,079
    Michinoku Bank, Ltd. (The).................................  2,000    4,210
#   Micronics Japan Co., Ltd...................................    400   28,668
    Milbon Co., Ltd............................................    300   10,265
    Mimasu Semiconductor Industry Co., Ltd.....................    500    4,483
    Minebea Co., Ltd...........................................  5,000   59,486
    Ministop Co., Ltd..........................................    800   12,677
    Mirait Holdings Corp.......................................  2,000   19,888
    Misawa Homes Co., Ltd......................................  1,200   13,780
    MISUMI Group, Inc..........................................  1,200   38,244
    Mito Securities Co., Ltd...................................  3,000   10,953
    Mitsuba Corp...............................................  2,000   32,912
    Mitsubishi Corp............................................  8,400  177,004
    Mitsubishi Electric Corp...................................  9,000  118,814
    Mitsubishi Estate Co., Ltd.................................  2,000   48,906
#   Mitsubishi Gas Chemical Co., Inc...........................  4,000   25,994
    Mitsubishi Heavy Industries, Ltd........................... 18,598  121,234
    Mitsubishi Logistics Corp..................................  4,000   60,647
    Mitsubishi Materials Corp.................................. 15,000   54,528
    Mitsubishi Motors Corp.....................................  3,700   42,154
*   Mitsubishi Paper Mills, Ltd................................ 10,000    8,623
    Mitsubishi Pencil Co., Ltd.................................    600   19,043
    Mitsubishi Shokuhin Co., Ltd...............................    400    9,738
    Mitsubishi Steel Manufacturing Co., Ltd....................  2,000    4,380
    Mitsubishi UFJ Financial Group, Inc........................ 54,770  322,995
    Mitsuboshi Belting Co., Ltd................................  3,000   18,119
    Mitsui & Co., Ltd..........................................  9,500  152,355
    Mitsui Chemicals, Inc...................................... 18,000   48,525
    Mitsui Engineering & Shipbuilding Co., Ltd................. 18,000   36,633
    Mitsui Fudosan Co., Ltd....................................  2,000   66,048

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Mitsui High-Tec, Inc......................................   2,000 $ 13,483
    Mitsui Mining & Smelting Co., Ltd.........................  14,000   41,563
#   Mitsui OSK Lines, Ltd.....................................  20,000   74,105
    Mitsui Sugar Co., Ltd.....................................   3,000   11,488
    Mitsui-Soko Co., Ltd......................................   2,000    8,807
    Miura Co., Ltd............................................     700   25,167
    Miyazaki Bank, Ltd. (The).................................   5,000   16,729
    Mizuho Financial Group, Inc............................... 169,200  328,497
#   Mizuno Corp...............................................   4,000   23,983
    Monex Group, Inc..........................................   6,900   22,167
    Morinaga & Co., Ltd.......................................   9,000   19,049
    Morinaga Milk Industry Co., Ltd...........................   4,000   14,340
    Morita Holdings Corp......................................   1,000   10,028
    MOS Food Services, Inc....................................   1,000   21,586
#   Moshi Moshi Hotline, Inc..................................     900    8,782
    MS&AD Insurance Group Holdings, Inc.......................   2,764   62,915
    Murata Manufacturing Co., Ltd.............................     400   38,130
#   Musashi Seimitsu Industry Co., Ltd........................     900   21,989
    Musashino Bank, Ltd. (The)................................     600   20,450
    Nabtesco Corp.............................................   1,200   27,112
    Nachi-Fujikoshi Corp......................................   4,000   28,147
    Nagase & Co., Ltd.........................................   3,400   41,759
    Nagoya Railroad Co., Ltd..................................   9,000   37,662
    Nankai Electric Railway Co., Ltd..........................   7,000   33,177
    Nanto Bank, Ltd. (The)....................................   5,000   20,609
    NEC Corp..................................................  36,000  138,991
    NEC Networks & System Integration Corp....................   1,200   29,393
#   NET One Systems Co., Ltd..................................   1,400    9,255
    Neturen Co., Ltd..........................................   1,500   11,430
    NGK Spark Plug Co., Ltd...................................   2,000   59,795
#   NH Foods, Ltd.............................................   2,000   40,941
    NHK Spring Co., Ltd.......................................   2,000   19,586
#   Nichias Corp..............................................   3,000   19,351
    Nichicon Corp.............................................   2,400   18,706
    Nichiha Corp..............................................     900    8,919
    Nichirei Corp.............................................   6,000   28,459
    Nifco, Inc................................................     900   29,591
    NIFTY Corp................................................     500    7,791
    Nihon Dempa Kogyo Co., Ltd................................     400    4,221
    Nihon M&A Center, Inc.....................................   1,000   28,007
    Nihon Nohyaku Co., Ltd....................................   1,000   10,769
    Nihon Parkerizing Co., Ltd................................   1,000   22,074
    Nihon Unisys, Ltd.........................................   3,000   27,157
#   Nikon Corp................................................   2,800   43,428
    Nippo Corp................................................   1,000   17,493
    Nippon Beet Sugar Manufacturing Co., Ltd..................   9,000   16,912
    Nippon Carbon Co., Ltd....................................   7,000   12,600
*   Nippon Chemi-Con Corp.....................................   3,000    7,794
    Nippon Denko Co., Ltd.....................................   4,000   12,676
    Nippon Densetsu Kogyo Co., Ltd............................   2,000   31,904
#   Nippon Electric Glass Co., Ltd............................   8,000   44,820
    Nippon Express Co., Ltd...................................   9,000   43,523
    Nippon Flour Mills Co., Ltd...............................   6,000   30,345

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Nippon Gas Co., Ltd........................................  1,100 $ 25,769
    Nippon Konpo Unyu Soko Co., Ltd............................  1,700   29,133
    Nippon Light Metal Holdings Co., Ltd....................... 10,000   16,950
#   Nippon Paper Industries Co., Ltd...........................  2,300   40,213
    Nippon Road Co., Ltd. (The)................................  2,000   11,218
#   Nippon Sharyo, Ltd.........................................  5,000   18,294
*   Nippon Sheet Glass Co., Ltd................................ 20,000   27,845
#   Nippon Shokubai Co., Ltd...................................  4,000   51,273
    Nippon Signal Co., Ltd. (The)..............................  1,500   14,050
    Nippon Soda Co., Ltd.......................................  5,000   27,283
    Nippon Steel & Sumitomo Metal Corp......................... 43,675  131,884
*   Nippon Suisan Kaisha, Ltd..................................  5,500   15,841
    Nippon Synthetic Chemical Industry Co., Ltd. (The).........  2,000   15,493
    Nippon Telegraph & Telephone Corp..........................    500   33,202
    Nippon Telegraph & Telephone Corp. ADR.....................  1,600   53,216
    Nippon Thompson Co., Ltd...................................  3,000   14,349
*   Nippon Yakin Kogyo Co., Ltd................................  2,500    7,775
    Nippon Yusen K.K........................................... 29,000   83,092
    Nishi-Nippon City Bank, Ltd. (The)......................... 18,000   46,730
    Nishi-Nippon Railroad Co., Ltd.............................  6,000   24,126
    Nishimatsu Construction Co., Ltd...........................  7,000   32,962
    Nishimatsuya Chain Co., Ltd................................  2,500   19,993
    Nissan Chemical Industries, Ltd............................  1,400   25,664
    Nissan Motor Co., Ltd...................................... 24,200  237,412
    Nissan Shatai Co., Ltd.....................................  3,000   48,312
    Nisshin Oillio Group, Ltd. (The)...........................  5,000   16,833
    Nisshin Seifun Group, Inc..................................  6,050   70,651
    Nisshin Steel Co., Ltd.....................................  2,100   28,356
    Nisshinbo Holdings, Inc....................................  2,000   20,187
    Nissin Foods Holdings Co., Ltd.............................    500   27,473
    Nissin Kogyo Co., Ltd......................................  1,000   17,993
    Nitta Corp.................................................  1,000   24,197
    Nittetsu Mining Co., Ltd...................................  3,000   12,907
    Nitto Boseki Co., Ltd......................................  6,000   26,230
    Nitto Denko Corp...........................................  1,200   53,552
    Nitto Kogyo Corp...........................................  1,000   20,912
    NKSJ Holdings, Inc.........................................  1,900   47,978
    NOF Corp...................................................  5,000   34,860
    NOK Corp...................................................  3,000   61,258
    Nomura Holdings, Inc....................................... 18,800  118,695
    Nomura Holdings, Inc. ADR..................................  3,400   21,420
    Nomura Real Estate Holdings, Inc...........................  1,800   33,444
    Nomura Research Institute, Ltd.............................    600   18,891
    Noritake Co., Ltd..........................................  5,000   13,879
    Noritz Corp................................................    700   13,754
    North Pacific Bank, Ltd....................................  8,000   32,686
    NSK, Ltd...................................................  6,000   84,409
    NTN Corp................................................... 12,000   57,833
    NTT Data Corp..............................................    900   34,274
    NTT DOCOMO, Inc............................................ 15,300  268,303
#   NTT Urban Development Corp.................................  2,100   22,879
#   Obayashi Corp..............................................  9,000   65,685
    Obic Co., Ltd..............................................    800   28,399

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
#   Odakyu Electric Railway Co., Ltd...........................  2,000 $ 19,592
    Ogaki Kyoritsu Bank, Ltd. (The)............................ 10,000   27,458
    Ohsho Food Service Corp....................................    400   16,797
    Oiles Corp.................................................  1,200   29,891
    Oita Bank, Ltd. (The)......................................  4,000   14,518
    Oji Holdings Corp.......................................... 14,000   56,346
    Okamura Corp...............................................  2,000   17,189
    Oki Electric Industry Co., Ltd............................. 15,000   33,286
    Okinawa Electric Power Co., Inc. (The).....................    400   12,826
    OKUMA Corp.................................................  2,000   18,393
    Okumura Corp...............................................  4,000   21,764
    Omron Corp.................................................    900   39,917
    Onoken Co., Ltd............................................  1,500   17,173
    Onward Holdings Co., Ltd...................................  4,000   28,518
    Oracle Corp. Japan.........................................    600   25,422
    Oriental Land Co., Ltd.....................................    100   18,779
    Osaka Gas Co., Ltd.........................................  8,000   33,274
    OSG Corp...................................................    700   12,129
*   Pacific Metals Co., Ltd....................................  6,000   29,515
    Paltac Corp................................................    300    3,997
#   PanaHome Corp..............................................  2,000   14,825
    Panasonic Corp.............................................  9,000  112,216
    Parco Co., Ltd.............................................    300    2,618
    Park24 Co., Ltd............................................    600   11,007
#   Penta-Ocean Construction Co., Ltd..........................  7,000   25,405
#   Pigeon Corp................................................    600   34,467
    Pilot Corp.................................................    400   17,645
*   Pioneer Corp...............................................  2,500    6,689
    Pola Orbis Holdings, Inc...................................    500   20,762
    Press Kogyo Co., Ltd.......................................  5,000   19,026
    Prima Meat Packers, Ltd....................................  5,000   12,939
#   Raito Kogyo Co., Ltd.......................................  2,500   17,356
#   Rakuten, Inc...............................................  2,100   27,579
#   Relo Holdings, Inc.........................................    400   27,140
    Rengo Co., Ltd.............................................  4,000   18,273
#*  Renown, Inc................................................  2,700    3,143
#   Resona Holdings, Inc....................................... 15,200   84,703
    Resorttrust, Inc...........................................  2,000   41,307
    Ricoh Co., Ltd.............................................  8,000   91,580
    Ricoh Leasing Co., Ltd.....................................    500   14,459
    Riken Corp.................................................  4,000   17,964
    Riso Kagaku Corp...........................................  1,100   32,136
    Roland DG Corp.............................................    400   15,058
    Round One Corp.............................................    900    5,236
#   Ryohin Keikaku Co., Ltd....................................    400   48,276
    Ryosan Co., Ltd............................................  1,000   21,399
    Saibu Gas Co., Ltd.........................................  6,000   15,120
#   Saizeriya Co., Ltd.........................................  1,200   16,118
    Sakai Chemical Industry Co., Ltd...........................  3,000    9,535
    Sakata Seed Corp...........................................  1,200   16,240
    San-Ai Oil Co., Ltd........................................  2,000   15,192
    San-In Godo Bank, Ltd. (The)...............................  3,000   21,346
    Sangetsu Co., Ltd..........................................    500   13,157

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Sanken Electric Co., Ltd....................................  4,000 $32,375
    Sankyo Co., Ltd.............................................    700  27,239
    Sankyo Tateyama, Inc........................................  1,200  24,300
    Sankyu, Inc.................................................  4,000  19,477
#   Sanrio Co., Ltd.............................................    500  14,411
    Sanshin Electronics Co., Ltd................................  1,500  12,109
    Sanwa Holdings Corp.........................................  4,000  28,196
    Sanyo Chemical Industries, Ltd..............................  2,000  13,354
    Sanyo Special Steel Co., Ltd................................  3,000  13,479
#   Sato Holdings Corp..........................................  1,100  28,227
    Sawada Holdings Co., Ltd....................................  1,400  10,589
    SBI Holdings, Inc...........................................  5,570  64,983
    Scroll Corp.................................................  2,100   5,518
    SCSK Corp...................................................  1,000  27,655
    Sega Sammy Holdings, Inc....................................  1,200  23,738
    Seiko Epson Corp............................................  1,000  42,806
    Seiko Holdings Corp.........................................  6,000  23,473
    Seino Holdings Co., Ltd.....................................  4,000  43,005
    Seiren Co., Ltd.............................................  2,600  23,216
    Sekisui Chemical Co., Ltd...................................  4,000  47,962
#   Sekisui House, Ltd..........................................  7,000  91,874
#   Senko Co., Ltd..............................................  5,000  25,690
    Senshu Ikeda Holdings, Inc..................................  1,000   5,097
#   Senshukai Co., Ltd..........................................  1,200  10,110
    Seven & I Holdings Co., Ltd.................................  2,300  95,716
#*  Sharp Corp..................................................  2,000   6,230
    Shiga Bank, Ltd. (The)......................................  7,000  41,453
    Shikoku Bank, Ltd. (The)....................................  5,000  11,144
#*  Shikoku Electric Power Co., Inc.............................    800  10,549
    Shima Seiki Manufacturing, Ltd..............................    400   7,651
    Shimachu Co., Ltd...........................................  1,000  23,186
    Shimamura Co., Ltd..........................................    300  29,751
    Shimano, Inc................................................    300  35,022
    Shimizu Corp................................................ 10,000  76,596
    Shin-Etsu Chemical Co., Ltd.................................  1,000  63,428
    Shindengen Electric Manufacturing Co., Ltd..................  3,000  17,122
    Shinko Electric Industries Co., Ltd.........................  2,300  20,447
    Shinko Plantech Co., Ltd....................................  1,300   9,784
    Shinko Shoji Co., Ltd.......................................    900   8,082
    Shinmaywa Industries, Ltd...................................  4,000  36,148
    Shinsei Bank, Ltd........................................... 29,000  61,321
    Shiseido Co., Ltd...........................................  1,000  19,709
    Shizuoka Bank, Ltd. (The)...................................  7,000  75,443
    Shizuoka Gas Co., Ltd.......................................  2,100  13,833
    Shoko Co., Ltd..............................................  5,000   7,707
    Showa Corp..................................................    800   8,912
    Showa Denko K.K............................................. 38,000  55,278
    Showa Shell Sekiyu KK.......................................  2,300  25,940
    Sinanen Co., Ltd............................................  4,000  16,729
    Sintokogio, Ltd.............................................  1,500  10,578
    SKY Perfect JSAT Holdings, Inc..............................  3,500  20,754
    SMK Corp....................................................  3,000  12,678
#   Sodick Co., Ltd.............................................  1,500  10,390

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Softbank Corp..............................................  2,761 $198,483
    Sojitz Corp................................................ 27,200   46,265
#   Sony Corp..................................................  3,300   60,145
    Sony Corp. Sponsored ADR...................................  5,400   99,522
    Sony Financial Holdings, Inc...............................  1,400   22,928
    Sotetsu Holdings, Inc......................................  6,000   23,813
    Square Enix Holdings Co., Ltd..............................  1,000   20,413
    St Marc Holdings Co., Ltd..................................    400   21,817
#   Stanley Electric Co., Ltd..................................  1,300   33,718
    Star Micronics Co., Ltd....................................    700    9,628
    Starts Corp., Inc..........................................  1,000   16,452
#   Sumco Corp.................................................  2,800   25,776
    Sumitomo Bakelite Co., Ltd.................................  5,000   19,840
    Sumitomo Corp..............................................  9,600  126,509
    Sumitomo Electric Industries, Ltd..........................  4,500   65,959
    Sumitomo Forestry Co., Ltd.................................  3,600   42,407
    Sumitomo Heavy Industries, Ltd............................. 15,000   73,308
    Sumitomo Metal Mining Co., Ltd.............................  3,000   49,978
    Sumitomo Mitsui Financial Group, Inc.......................  9,464  385,795
    Sumitomo Mitsui Trust Holdings, Inc........................ 23,940  104,180
    Sumitomo Osaka Cement Co., Ltd.............................  7,000   25,164
    Sumitomo Realty & Development Co., Ltd.....................  1,000   41,288
    Sumitomo Rubber Industries, Ltd............................  1,800   26,072
    Sumitomo Warehouse Co., Ltd. (The).........................  4,000   22,562
    Suzuki Motor Corp..........................................  2,300   76,751
*   SWCC Showa Holdings Co., Ltd............................... 14,000   15,488
    T Hasegawa Co., Ltd........................................    800   12,171
    T&D Holdings, Inc..........................................  8,700  109,190
    Tachi-S Co., Ltd...........................................  1,000   16,807
    Tadano, Ltd................................................  2,000   34,746
    Taiheiyo Cement Corp....................................... 15,000   58,077
    Taiho Kogyo Co., Ltd.......................................  1,300   14,243
    Taikisha, Ltd..............................................  1,500   34,830
    Taisei Corp................................................  1,000    5,640
#   Taiyo Nippon Sanso Corp....................................  7,000   61,384
    Taiyo Yuden Co., Ltd.......................................  2,000   21,330
    Takara Leben Co., Ltd......................................  1,100    3,719
    Takara Standard Co., Ltd...................................  2,000   18,148
    Takasago International Corp................................  1,000    4,767
    Takasago Thermal Engineering Co., Ltd......................  2,000   24,663
#   Takashimaya Co., Ltd.......................................  7,000   64,377
    Takata Corp................................................  1,000   19,893
    Takuma Co., Ltd............................................  4,000   24,254
    TDK Corp...................................................  1,000   47,971
    TDK Corp. Sponsored ADR....................................    400   19,056
#   Teijin, Ltd................................................ 19,000   47,052
    THK Co., Ltd...............................................  3,200   77,008
    Toa Corp...................................................  6,000   10,674
    Toagosei Co., Ltd..........................................  6,000   25,279
#   Tobu Railway Co., Ltd......................................  3,000   15,707
    TOC Co., Ltd...............................................  1,200    8,462
    Tochigi Bank, Ltd. (The)...................................  4,000   16,546
    Toda Corp..................................................  6,000   25,701

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    Toei Co., Ltd..............................................  1,000 $  5,287
    Toho Bank, Ltd. (The)......................................  5,000   17,868
    Toho Gas Co., Ltd..........................................  5,000   27,628
    Toho Zinc Co., Ltd.........................................  9,000   42,520
    Tohoku Electric Power Co., Inc.............................  2,400   26,207
    Tokai Carbon Co., Ltd......................................  2,000    5,721
    Tokai Rika Co., Ltd........................................    900   18,781
    Tokai Rubber Industries, Ltd...............................    500    4,940
#   Token Corp.................................................    270   12,471
    Tokio Marine Holdings, Inc.................................  3,300  103,774
    Tokuyama Corp..............................................  8,000   27,397
*   Tokyo Electric Power Co., Inc..............................  6,200   24,190
    Tokyo Electron, Ltd........................................  1,500   97,985
    Tokyo Gas Co., Ltd.........................................  5,000   28,563
    Tokyo Seimitsu Co., Ltd....................................    700   12,414
#   Tokyo Steel Manufacturing Co., Ltd.........................  3,900   23,396
    Tokyo Tatemono Co., Ltd....................................  1,000    8,541
#   Tokyo Tomin Bank, Ltd. (The)...............................    700    8,278
    Tokyu Corp.................................................  4,000   28,757
    TOMONY Holdings, Inc.......................................  7,000   28,674
#   Tomy Co., Ltd..............................................  2,600   13,506
#   TonenGeneral Sekiyu K.K....................................  2,000   17,467
    Toppan Forms Co., Ltd......................................  2,100   20,525
    Toppan Printing Co., Ltd................................... 10,000   76,174
    Topre Corp.................................................  2,200   31,120
    Topy Industries, Ltd.......................................  7,000   14,523
#   Toray Industries, Inc...................................... 18,000  121,839
#   Toshiba Corp............................................... 10,000   44,477
    Toshiba Machine Co., Ltd...................................  3,000   13,329
    Toshiba Plant Systems & Services Corp......................  2,000   31,719
    Toshiba TEC Corp...........................................  4,000   26,237
    Tosoh Corp................................................. 12,000   52,652
    Totetsu Kogyo Co., Ltd.....................................  1,100   26,975
    TOTO, Ltd..................................................  2,000   25,069
    Towa Bank, Ltd. (The)...................................... 18,000   17,717
#   Toyo Engineering Corp......................................  4,000   17,611
    Toyo Ink SC Holdings Co., Ltd..............................  6,000   28,423
    Toyo Kanetsu K.K...........................................  5,000   12,415
    Toyo Kohan Co., Ltd........................................  4,000   23,192
    Toyo Seikan Group Holdings, Ltd............................  3,000   46,723
#   Toyo Suisan Kaisha, Ltd....................................  1,000   30,332
    Toyo Tire & Rubber Co., Ltd................................  2,000   36,315
    Toyobo Co., Ltd............................................ 19,000   30,753
    Toyoda Gosei Co., Ltd......................................  1,600   32,494
#   Toyota Boshoku Corp........................................  1,100   12,443
    Toyota Motor Corp.......................................... 14,060  830,103
    Toyota Motor Corp. Sponsored ADR...........................  4,548  536,619
    Toyota Tsusho Corp.........................................  3,200   88,962
    Transcosmos, Inc...........................................  1,200   25,597
    Trend Micro, Inc...........................................    500   17,799
    Trusco Nakayama Corp.......................................    300    7,547
    Tsubakimoto Chain Co.......................................  3,000   25,604
#   Tsugami Corp...............................................  2,000   10,150

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
JAPAN -- (Continued)
    Tsukuba Bank, Ltd.......................................  2,900 $     9,838
#   UACJ Corp...............................................  3,114      12,302
    Ube Industries, Ltd..................................... 29,000      50,038
*   Ulvac, Inc..............................................  1,300      25,872
    Unicharm Corp...........................................    500      30,616
    Union Tool Co...........................................    600      15,805
#   Unipres Corp............................................  1,100      23,766
    UNY Group Holdings Co., Ltd.............................  3,700      21,995
*   Usen Corp...............................................  2,900      11,421
    Ushio, Inc..............................................  1,700      20,290
    USS Co., Ltd............................................  1,500      26,204
    Valor Co., Ltd..........................................    500       8,148
    VT Holdings Co., Ltd....................................    700       3,753
    Wacoal Holdings Corp....................................  2,000      21,127
#   Wacom Co., Ltd..........................................  2,900      13,296
    Wakita & Co., Ltd.......................................  1,000      11,709
#   West Japan Railway Co...................................    500      22,678
    Xebio Co., Ltd..........................................    700      12,510
#   Yahoo Japan Corp........................................  5,300      23,981
#   Yakult Honsha Co., Ltd..................................    300      15,852
#   Yamada Denki Co., Ltd................................... 18,300      64,951
#   Yamagata Bank, Ltd. (The)...............................  4,000      19,388
    Yamaguchi Financial Group, Inc..........................  6,000      61,459
    Yamaha Corp.............................................  4,800      73,142
    Yamaha Motor Co., Ltd...................................  4,100      67,920
    Yamanashi Chuo Bank, Ltd. (The).........................  4,000      17,931
    Yamatane Corp........................................... 11,000      18,806
#   Yamato Holdings Co., Ltd................................  1,200      24,997
    Yamato Kogyo Co., Ltd...................................    900      29,255
    Yamazaki Baking Co., Ltd................................  2,000      25,315
#   Yaskawa Electric Corp...................................  3,100      40,402
    Yokohama Reito Co., Ltd.................................  1,900      15,999
    Yokohama Rubber Co., Ltd. (The).........................  5,000      43,292
    Zensho Holdings Co., Ltd................................  1,300      13,044
                                                                    -----------
TOTAL JAPAN.................................................         25,149,621
                                                                    -----------
NETHERLANDS -- (2.2%)
    Aalberts Industries NV..................................  1,726      52,663
    Accell Group............................................    814      15,049
#   Aegon NV................................................ 16,544     134,166
    Akzo Nobel NV...........................................  1,910     137,565
*   AMG Advanced Metallurgical Group NV.....................  1,751      17,049
*   APERAM..................................................  1,479      49,773
    Arcadis NV..............................................  1,414      44,195
#   ArcelorMittal........................................... 10,210     155,294
    ASM International NV....................................    792      30,116
    ASML Holding NV(B908F01)................................    154      14,501
    ASML Holding NV(B929F46)................................    870      82,059
    BE Semiconductor Industries NV..........................    935      15,599
    BinckBank NV............................................  1,231      13,941
    Brunel International NV.................................    272       7,125
    Corbion NV..............................................    916      17,434
    Delta Lloyd NV..........................................  5,490     126,812

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
NETHERLANDS -- (Continued)
    Exact Holding NV.........................................    330 $   13,724
    Fugro NV.................................................  1,470     56,604
#   Gemalto NV...............................................    679     66,316
*   Grontmij.................................................  1,062      5,756
#   Heijmans NV..............................................  1,418     20,123
*   ING Groep NV.............................................  7,270     94,420
*   ING Groep NV Sponsored ADR............................... 10,805    140,141
    KAS Bank NV..............................................     70        945
    Kendrion NV..............................................    337     10,499
    Koninklijke Ahold NV..................................... 13,614    237,381
    Koninklijke BAM Groep NV.................................  8,796     23,846
    Koninklijke Boskalis Westminster NV......................  1,434     76,588
*   Koninklijke KPN NV....................................... 49,734    159,032
#   Koninklijke Ten Cate NV..................................    905     23,320
    Koninklijke Vopak NV.....................................    984     45,549
    Koninklijke Wessanen NV..................................  3,571     20,798
#   Nutreco NV...............................................  1,320     56,389
*   PostNL NV................................................  9,281     46,318
    Randstad Holding NV......................................  2,267    112,377
    Reed Elsevier NV.........................................  2,403     54,093
#   Reed Elsevier NV Sponsored ADR...........................    952     42,821
#*  Royal Imtech NV..........................................  9,393      7,418
*   SBM Offshore NV..........................................  4,189     56,247
    Sligro Food Group NV.....................................    627     25,082
#*  SNS Reaal NV.............................................  3,557         --
    Telegraaf Media Groep NV.................................    853      7,433
    TKH Group NV.............................................    877     27,567
#   TNT Express NV...........................................  6,592     53,119
*   TomTom NV................................................  3,459     25,145
    Unilever NV(904784709)...................................  2,329     95,792
    Unilever NV(B12T3J1).....................................  2,259     92,971
    USG People NV............................................    877     12,113
    Wolters Kluwer NV........................................  3,664    101,516
    Ziggo NV.................................................  1,452     65,478
                                                                     ----------
TOTAL NETHERLANDS............................................         2,790,262
                                                                     ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd..................................... 11,327     18,987
    Auckland International Airport, Ltd...................... 16,707     54,011
    Chorus, Ltd.............................................. 10,565     15,665
    Contact Energy, Ltd......................................  7,971     37,431
    Fletcher Building, Ltd.(6341606).........................  6,671     51,347
    Fletcher Building, Ltd.(6341617).........................    913      6,990
    Infratil, Ltd............................................ 10,572     22,329
    Kathmandu Holdings, Ltd..................................  4,918     13,902
    New Zealand Oil & Gas, Ltd...............................    729        497
    New Zealand Refining Co., Ltd. (The).....................  4,103      5,888
    Nuplex Industries, Ltd...................................  4,883     12,260
    Port of Tauranga, Ltd....................................  2,031     26,703
    Sky Network Television, Ltd..............................  3,260     18,624
    Telecom Corp. of New Zealand, Ltd........................ 18,634     44,884
#   TrustPower, Ltd..........................................  2,795     16,939

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..................................................      3 $     63
                                                                       --------
TOTAL NEW ZEALAND..............................................         346,520
                                                                       --------
NORWAY -- (1.2%)
    Aker ASA Class A...........................................    482   18,437
    Aker Solutions ASA.........................................  1,840   27,155
*   Archer, Ltd................................................ 13,680   21,123
    Atea ASA...................................................  2,400   28,215
    Austevoll Seafood ASA......................................  1,422    9,568
    Bakkafrost P/F.............................................    327    6,376
    Bonheur ASA................................................    128    2,338
    BW Offshore, Ltd...........................................  7,600   10,052
    Cermaq ASA.................................................  1,600   20,192
#*  Det Norske Oljeselskap ASA.................................    799    8,800
    DNB ASA....................................................  7,134  126,426
*   DNO ASA.................................................... 13,801   46,226
*   DOF ASA....................................................  1,400    6,153
    Ekornes ASA................................................    300    3,731
    Eltek ASA..................................................  1,600    2,286
    Evry ASA...................................................  2,789    5,234
    Fred Olsen Energy ASA......................................    566   12,845
    Gjensidige Forsikring ASA..................................  1,999   38,545
    Golden Ocean Group, Ltd.................................... 21,290   32,510
*   Hoegh LNG Holdings, Ltd....................................    100    1,256
*   Kongsberg Automotive Holding ASA........................... 28,148   30,363
#   Kongsberg Gruppen A.S......................................    640   14,615
    Kvaerner ASA............................................... 13,700   23,817
    Leroey Seafood Group ASA...................................    851   30,845
    Marine Harvest ASA.........................................  5,000   68,012
    Norsk Hydro ASA............................................ 12,914   76,562
    Norsk Hydro ASA Sponsored ADR..............................  3,400   20,298
*   Norske Skogindustrier ASA..................................  7,052    5,904
#*  Norwegian Air Shuttle A.S..................................    891   26,921
    Orkla ASA..................................................  3,785   34,260
    Petroleum Geo-Services ASA.................................  5,433   46,148
    Prosafe SE.................................................  3,000   22,342
*   REC Silicon ASA............................................ 60,049   33,020
*   REC Solar ASA..............................................  1,034   13,716
    Salmar ASA.................................................    616   12,064
    Schibsted ASA..............................................    342   16,510
#   Seadrill, Ltd..............................................    818   29,388
    Sevan Marine ASA...........................................    744    2,847
#*  Songa Offshore.............................................  1,759      719
    SpareBank 1 SR Bank ASA....................................  3,295   30,209
    Statoil ASA................................................  5,324  152,131
    Statoil ASA Sponsored ADR..................................  3,231   91,890
    Stolt-Nielsen, Ltd.........................................    218    4,952
*   Storebrand ASA.............................................  9,866   54,817
    Subsea 7 SA................................................  3,474   57,993
    Telenor ASA................................................  1,180   27,155
    TGS Nopec Geophysical Co. ASA..............................    668   18,946
    Tomra Systems ASA..........................................  2,200   18,258
    Veidekke ASA...............................................  1,440   15,750

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Wilh Wilhelmsen ASA.....................................   2,050 $   16,921
    Wilh Wilhelmsen Holding ASA Class A.....................     350     10,693
    Yara International ASA..................................   1,631     74,524
                                                                     ----------
TOTAL NORWAY................................................          1,510,058
                                                                     ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA...........................................   9,817     27,488
*   Banco BPI SA............................................   5,001     10,071
#*  Banco Comercial Portugues SA............................ 790,331    112,874
#*  Banco Espirito Santo SA.................................  30,233      8,115
    EDP--Energias de Portugal SA............................   9,374     43,899
    EDP Renovaveis SA.......................................   2,445     17,240
    Galp Energia SGPS SA....................................   1,753     31,114
    Jeronimo Martins SGPS SA................................   1,019     13,320
    Mota-Engil SGPS SA......................................   2,737     17,071
    NOS SGPS................................................   3,274     19,516
    Portucel SA.............................................   3,351     15,373
#   Portugal Telecom SGPS SA................................   4,899     10,575
#   Portugal Telecom SGPS SA Sponsored ADR..................   2,949      6,429
    REN--Redes Energeticas Nacionais SGPS SA................   3,580     12,605
    Semapa-Sociedade de Investimento e Gestao...............     897     13,173
    Sonae...................................................  13,955     20,971
*   Sonae Industria SGPS SA.................................   1,680        814
                                                                     ----------
TOTAL PORTUGAL..............................................            380,648
                                                                     ----------
SINGAPORE -- (1.5%)
    Boustead Singapore, Ltd.................................  24,000     35,340
*   Broadway Industrial Group, Ltd..........................   3,000        635
    Bukit Sembawang Estates, Ltd............................   2,000     10,076
    CapitaLand, Ltd.........................................  34,000     93,694
    City Developments, Ltd..................................   5,000     42,229
    ComfortDelGro Corp., Ltd................................  21,000     43,401
    Cosco Corp. Singapore, Ltd..............................  14,000      7,993
    CSE Global, Ltd.........................................  19,000     11,038
    CWT, Ltd................................................   9,000     12,170
    DBS Group Holdings, Ltd.................................  10,453    152,293
*   Delong Holdings, Ltd....................................  10,000      2,048
    Ezion Holdings, Ltd.....................................  20,400     34,936
    Ezra Holdings, Ltd......................................  34,600     32,429
    Far East Orchard, Ltd...................................   8,000     12,179
    First Resources, Ltd....................................  12,000     21,651
    Global Logistic Properties, Ltd.........................  10,000     22,262
    Golden Agri-Resources, Ltd.............................. 121,000     51,654
    Goodpack, Ltd...........................................   9,000     17,706
    GuocoLand, Ltd..........................................  12,000     20,373
    GuocoLeisure, Ltd.......................................  19,000     16,537
    Hongkong Land Holdings, Ltd.............................   3,000     20,505
    Hutchison Port Holdings Trust...........................  50,000     37,200
    Hyflux, Ltd.............................................  14,000     13,288
    Indofood Agri Resources, Ltd............................   6,000      4,644
    Jardine Cycle & Carriage, Ltd...........................   1,000     37,160
    Keppel Corp., Ltd.......................................   6,300     55,219

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Keppel Infrastructure Trust.............................     600 $      498
    Keppel Land, Ltd........................................  17,000     49,443
    Keppel Telecommunications & Transportation, Ltd.........   6,000      8,181
#*  Linc Energy, Ltd........................................   3,880      3,872
    M1, Ltd.................................................   7,000     20,974
    Midas Holdings, Ltd.....................................  30,000     10,433
#*  Neptune Orient Lines, Ltd...............................  19,250     14,626
    Noble Group, Ltd........................................  70,000     79,242
    OUE Hospitality Trust...................................     833        605
    OUE, Ltd................................................   5,000      9,792
    Oversea-Chinese Banking Corp., Ltd......................  10,494     83,752
*   Raffles Education Corp., Ltd............................   6,127      1,881
*   S I2I, Ltd.............................................. 492,000      2,761
    SATS, Ltd...............................................   6,278     15,097
    SembCorp Industries, Ltd................................   9,000     39,412
#   SembCorp Marine, Ltd....................................   4,400     14,562
    Sinarmas Land, Ltd......................................  33,000     17,483
    Singapore Airlines, Ltd.................................   8,600     71,014
    Singapore Exchange, Ltd.................................   6,000     33,848
    Singapore Post, Ltd.....................................  14,000     19,691
#   Singapore Press Holdings, Ltd...........................   6,000     19,936
    Singapore Technologies Engineering, Ltd.................   9,000     27,333
    Singapore Telecommunications, Ltd.......................  22,000     71,555
    SMRT Corp., Ltd.........................................  15,000     18,975
    Stamford Land Corp., Ltd................................   9,000      4,654
    Swiber Holdings, Ltd....................................   3,000      1,256
    Tat Hong Holdings, Ltd..................................  10,000      7,030
    Triyards holdings, Ltd..................................     960        571
    United Engineers, Ltd...................................  12,000     23,025
    United Industrial Corp., Ltd............................  15,000     40,860
    United Overseas Bank, Ltd...............................   8,275    159,696
    UOB-Kay Hian Holdings, Ltd..............................  12,000     15,607
    UOL Group, Ltd..........................................   9,289     49,213
*   Vard Holdings, Ltd......................................  41,000     35,510
    Venture Corp., Ltd......................................   9,000     58,430
    Wilmar International, Ltd...............................  18,000     46,995
    Wing Tai Holdings, Ltd..................................  10,000     15,780
    Yeo Hiap Seng, Ltd......................................   1,767      3,010
    Yongnam Holdings, Ltd...................................  83,000     15,588
                                                                     ----------
TOTAL SINGAPORE.............................................          1,920,851
                                                                     ----------
SPAIN -- (2.8%)
    Abengoa SA..............................................     517      2,980
    Abengoa SA Class B......................................   6,174     32,824
    Abertis Infraestructuras SA.............................   2,011     44,076
    Acciona SA..............................................     500     41,002
    Acerinox SA.............................................   2,857     47,553
    ACS Actividades de Construccion y Servicios SA..........   1,203     52,589
    Amadeus IT Holding SA Class A...........................   2,255     88,736
    Atresmedia Corp de Medios de Comunicacion SA............   1,085     15,899
    Banco Bilbao Vizcaya Argentaria SA......................  15,903    195,490
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........  15,556    191,181
    Banco de Sabadell SA....................................  60,257    195,606

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
    Banco Popular Espanol SA................................. 19,655 $  119,943
    Banco Santander SA....................................... 28,383    285,175
#   Banco Santander SA Sponsored ADR......................... 36,278    361,692
*   Bankia SA................................................  8,460     16,574
    Bankinter SA............................................. 10,483     90,517
    Bolsas y Mercados Espanoles SA...........................    711     32,303
    CaixaBank SA............................................. 15,292     91,954
*   Cementos Portland Valderrivas SA.........................    228      1,577
    Cie Automotive SA........................................    590      8,307
    Construcciones y Auxiliar de Ferrocarriles SA............     22      9,137
*   Deoleo SA................................................  3,188      1,728
    Distribuidora Internacional de Alimentacion SA...........  6,674     55,319
    Ebro Foods SA............................................    994     20,313
    Elecnor SA...............................................    157      2,242
    Enagas SA................................................  2,634     87,632
    Ence Energia y Celulosa SA...............................  3,405      7,250
    Ferrovial SA.............................................  1,452     30,423
*   Fomento de Construcciones y Contratas SA.................  1,348     29,194
*   Gamesa Corp. Tecnologica SA..............................  6,353     79,554
#   Gas Natural SDG SA.......................................  1,964     60,339
    Grupo Catalana Occidente SA..............................    923     32,352
#*  Grupo Ezentis SA.........................................  5,854      5,593
    Iberdrola SA............................................. 42,526    316,380
    Inditex SA...............................................  1,735     50,684
    Indra Sistemas SA........................................  2,869     44,372
*   Jazztel P.L.C............................................  3,797     51,019
    Mapfre SA................................................  5,877     22,605
*   Mediaset Espana Comunicacion SA..........................  4,163     48,556
    Melia Hotels International SA............................    953     11,055
*   NH Hotel Group SA........................................  2,275     12,301
    Obrascon Huarte Lain SA..................................    753     28,423
    Papeles y Cartones de Europa SA..........................  1,427      8,166
*   Pescanova SA.............................................    468         --
*   Promotora de Informaciones SA Class A.................... 28,996     13,226
*   Realia Business SA....................................... 10,596     16,647
    Red Electrica Corp. SA...................................    667     57,315
    Repsol SA................................................  4,803    119,764
    Repsol SA Sponsored ADR..................................  2,395     59,516
*   Sacyr SA.................................................  7,182     40,488
    Tecnicas Reunidas SA.....................................    630     35,414
    Telefonica SA............................................  5,632     91,816
#   Telefonica SA Sponsored ADR..............................  5,849     94,988
    Tubacex SA...............................................  1,844      9,614
    Tubos Reunidos SA........................................  4,346     15,362
    Vidrala SA...............................................    371     17,982
    Viscofan SA..............................................    735     41,184
    Zardoya Otis SA..........................................  1,361     20,811
                                                                     ----------
TOTAL SPAIN..................................................         3,564,742
                                                                     ----------
SWEDEN -- (2.8%)
    AAK AB...................................................    500     28,484
    AF AB Class B............................................  1,570     26,257
    Alfa Laval AB............................................  2,007     45,576

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Assa Abloy AB Class B......................................  1,322 $ 64,957
    Atlas Copco AB Class A.....................................  1,384   41,291
    Atlas Copco AB Class B.....................................    777   20,969
    Axfood AB..................................................    350   17,845
#   Axis Communications AB.....................................    730   22,919
    B&B Tools AB Class B.......................................    600   13,955
    Beijer Alma AB.............................................    381   10,744
    BillerudKorsnas AB.........................................  3,418   50,494
    Boliden AB.................................................  5,232   84,759
    Castellum AB...............................................  2,708   45,439
    Clas Ohlson AB Class B.....................................    566   10,765
    Concentric AB..............................................  1,052   13,880
    Duni AB....................................................  1,648   22,635
    Electrolux AB Series B.....................................  1,570   38,939
*   Eniro AB...................................................  3,302   10,577
    Fabege AB..................................................  1,782   24,378
    Haldex AB..................................................  2,000   26,296
    Hennes & Mauritz AB Class B................................  2,149   87,854
    Hexagon AB Class B.........................................  1,041   32,283
    Hexpol AB..................................................    484   40,659
    HIQ International AB.......................................  4,169   22,416
    Holmen AB Class B..........................................    995   33,509
    Husqvarna AB Class A.......................................    841    6,618
    Husqvarna AB Class B....................................... 10,700   84,396
    ICA Gruppen AB.............................................  1,767   54,947
    Industrial & Financial Systems Class B.....................    854   27,950
    Indutrade AB...............................................    472   21,013
    Intrum Justitia AB.........................................    931   28,489
    JM AB......................................................  1,200   37,969
*   KappAhl AB.................................................  3,182   17,722
    Kungsleden AB..............................................  4,447   31,206
*   Lindab International AB....................................  3,397   32,004
    Loomis AB Class B..........................................  1,195   35,511
*   Lundin Petroleum AB........................................  2,484   44,522
    Mekonomen AB...............................................    827   19,002
    Millicom International Cellular SA.........................    425   36,160
    Modern Times Group AB Class B..............................    763   29,723
    NCC AB Class B.............................................  1,600   49,995
    Nibe Industrier AB Class B.................................  1,769   47,359
    Nobia AB...................................................  4,200   32,073
    Nordea Bank AB............................................. 17,195  230,598
    Nordnet AB Class B.........................................  4,500   18,009
#*  PA Resources AB............................................     48       44
#   Peab AB....................................................  6,107   43,048
#   Ratos AB Class B...........................................  5,146   41,985
    Saab AB Class B............................................  1,066   29,137
#   Sandvik AB.................................................  9,465  119,061
#*  SAS AB..................................................... 13,509   24,736
#   Securitas AB Class B.......................................  6,521   75,818
    Skandinaviska Enskilda Banken AB Class A................... 11,065  148,127
    Skanska AB Class B.........................................  5,205  108,152
    SKF AB Class B.............................................  2,554   60,203
    SkiStar AB.................................................    883   10,156

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
#*  SSAB AB Class A..........................................  6,154 $   59,408
#*  SSAB AB Class B..........................................  4,334     37,994
    Svenska Cellulosa AB Class A.............................    306      7,595
    Svenska Cellulosa AB Class B.............................  5,296    130,419
    Svenska Handelsbanken AB Class A.........................  2,035     98,006
    Swedbank AB Class A......................................  5,771    147,839
    Tele2 AB Class B.........................................  6,791     82,847
    Telefonaktiebolaget LM Ericsson Class A..................    436      5,127
    Telefonaktiebolaget LM Ericsson Class B..................  3,149     39,211
    Telefonaktiebolaget LM Ericsson Sponsored ADR............ 19,000    236,170
    TeliaSonera AB........................................... 15,758    118,023
    Trelleborg AB Class B....................................  5,898    112,956
    Volvo AB Class A.........................................  1,258     15,708
    Volvo AB Class B.........................................  5,791     70,701
    Wallenstam AB Class B....................................  1,976     32,729
    Wihlborgs Fastigheter AB.................................  1,441     26,814
                                                                     ----------
TOTAL SWEDEN.................................................         3,605,160
                                                                     ----------
SWITZERLAND -- (4.5%)
    ABB, Ltd................................................. 14,101    324,293
#   ABB, Ltd. Sponsored ADR..................................  6,088    140,024
    Adecco SA................................................  1,572    117,583
    AFG Arbonia-Forster Holding AG...........................    555     14,989
    Allreal Holding AG.......................................    202     27,660
    Alpiq Holding AG.........................................     27      2,834
    ams AG...................................................  2,015     71,852
    Aryzta AG................................................  2,090    189,042
    Ascom Holding AG.........................................  1,836     26,869
    Autoneum Holding AG......................................    124     21,217
    Baloise Holding AG.......................................    826     99,455
    Bank Coop AG.............................................     87      4,244
    Banque Cantonale Vaudoise................................     54     28,758
    Barry Callebaut AG.......................................     34     41,807
    Belimo Holding AG........................................      7     18,523
    Bell AG..................................................      2      5,160
    Berner Kantonalbank AG...................................    107     22,204
    BKW AG...................................................    158      5,605
    Bobst Group SA...........................................    277     12,929
    Bucher Industries AG.....................................    173     52,009
    Burckhardt Compression Holding AG........................     85     44,329
    Burkhalter Holding AG....................................    272     24,085
    Cie Financiere Richemont SA..............................  1,377    130,667
    Clariant AG..............................................  5,437    101,220
    Credit Suisse Group AG...................................  7,195    195,184
    Daetwyler Holding AG.....................................    116     16,243
    DKSH Holding AG..........................................     86      6,206
*   Dufry AG.................................................    515     88,195
    EFG International AG.....................................  1,159     13,825
    Emmi AG..................................................     98     33,767
    EMS-Chemie Holding AG....................................     77     33,179
    Energiedienst Holding AG.................................    604     20,609
    Flughafen Zuerich AG.....................................     90     56,015
    Forbo Holding AG.........................................     27     26,366

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
    GAM Holding AG.............................................  4,085 $ 73,946
    Gategroup Holding AG.......................................    383    9,692
    Geberit AG.................................................    144   48,251
    Georg Fischer AG...........................................     69   45,597
    Givaudan SA................................................     54   88,322
    Gurit Holding AG...........................................     16    7,516
    Helvetia Holding AG........................................    171   83,323
    Holcim, Ltd................................................  1,792  143,389
    Huber & Suhner AG..........................................    120    5,937
    Implenia AG................................................    250   14,716
    Inficon Holding AG.........................................     82   26,329
    Intershop Holdings AG......................................     72   27,929
    Julius Baer Group, Ltd.....................................  2,823  119,758
    Kaba Holding AG Class B....................................     37   17,902
    Kardex AG..................................................    498   22,842
    Komax Holding AG...........................................    248   38,169
    Kudelski SA................................................  1,531   25,986
    Kuehne + Nagel International AG............................    127   16,936
    Kuoni Reisen Holding AG....................................    105   35,519
    LEM Holding SA.............................................     15   12,587
    Liechtensteinische Landesbank AG...........................     96    4,175
    Lindt & Spruengli AG.......................................      1   62,325
    Logitech International SA..................................  1,706   25,022
    Luzerner Kantonalbank AG...................................     70   27,188
    Metall Zug AG..............................................      2    5,668
#*  Meyer Burger Technology AG.................................  1,488   17,497
    Micronas Semiconductor Holding AG..........................    845    6,908
    Mobimo Holding AG..........................................    102   20,712
    Nestle SA.................................................. 11,678  864,639
    OC Oerlikon Corp. AG.......................................  3,935   53,104
*   Orascom Development Holding AG.............................    828   17,419
#*  Orell Fuessli Holding AG...................................     31    3,377
#   Panalpina Welttransport Holding AG.........................    158   21,512
    Partners Group Holding AG..................................    205   51,388
    Rieter Holding AG..........................................     89   20,623
    Romande Energie Holding SA.................................      7    8,417
    Schindler Holding AG.......................................     52    7,702
*   Schmolz + Bickenbach AG....................................  7,007   10,589
    Schweiter Technologies AG..................................     17   11,811
    SGS SA.....................................................     17   37,034
    Sika AG....................................................     18   70,020
    St Galler Kantonalbank AG..................................     45   17,126
    Sulzer AG..................................................    460   60,827
    Swatch Group AG (The)(7184725).............................    248  132,254
    Swatch Group AG (The)(7184736).............................    611   61,183
    Swiss Life Holding AG......................................    551  127,418
    Swiss Re AG................................................  2,695  229,095
    Swisscom AG................................................    156   86,611
*   Swisslog Holding AG........................................ 12,929   16,053
    Swissquote Group Holding SA................................    779   25,712
    Syngenta AG................................................    248   87,855
    Syngenta AG ADR............................................    700   49,658
    Temenos Group AG...........................................    726   25,953

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    U-Blox AG................................................    393 $   50,862
    UBS AG(H89231338)........................................  8,192    140,657
    UBS AG(B18YFJ4)..........................................  9,303    159,840
    Valiant Holding AG.......................................    297     28,219
    Valora Holding AG........................................     83     20,063
    Vaudoise Assurances Holding SA Class B...................     16      7,198
    Vetropack Holding AG.....................................      1      1,743
#*  Von Roll Holding AG......................................  3,134      5,880
    Vontobel Holding AG......................................    600     21,486
    Zehnder Group AG.........................................    360     14,258
    Zug Estates Holding AG...................................      2      2,577
    Zurich Insurance Group AG................................    684    198,709
                                                                     ----------
TOTAL SWITZERLAND............................................         5,799,960
                                                                     ----------
UNITED KINGDOM -- (17.3%)
    Aberdeen Asset Management P.L.C.......................... 14,483    100,547
    Admiral Group P.L.C......................................  2,727     66,912
*   Afren P.L.C.............................................. 28,429     52,700
    African Barrick Gold P.L.C...............................    948      4,184
*   Aga Rangemaster Group P.L.C..............................  1,374      3,662
    Aggreko P.L.C............................................  5,691    164,808
    Alent P.L.C..............................................  5,870     33,122
    AMEC P.L.C...............................................  6,221    119,087
    Amlin P.L.C.............................................. 11,811     90,745
    Anglo American P.L.C..................................... 14,928    400,906
    Anglo Pacific Group P.L.C................................  2,760      8,764
    Anite P.L.C..............................................  6,078      9,201
    Antofagasta P.L.C........................................  6,377     86,775
    ARM Holdings P.L.C. Sponsored ADR........................  1,380     59,009
    Ashmore Group P.L.C...................................... 10,342     61,484
    Ashtead Group P.L.C...................................... 11,656    174,847
    Associated British Foods P.L.C...........................  1,573     73,635
    Aviva P.L.C.............................................. 31,314    265,004
    Aviva P.L.C. Sponsored ADR...............................  1,385     23,462
    Babcock International Group P.L.C........................  6,734    124,451
    BAE Systems P.L.C........................................ 26,588    191,618
    Balfour Beatty P.L.C..................................... 19,493     78,231
    Bank of Georgia Holdings P.L.C...........................    560     22,954
    Barclays P.L.C. Sponsored ADR............................ 20,188    306,454
    Barratt Developments P.L.C............................... 20,628    121,014
    BBA Aviation P.L.C....................................... 10,853     58,220
    Beazley P.L.C............................................ 16,162     66,377
    Bellway P.L.C............................................  3,060     77,672
    Berendsen P.L.C..........................................  4,540     80,072
    Berkeley Group Holdings P.L.C............................  2,385     98,184
    BG Group P.L.C........................................... 20,371    401,701
    BG Group P.L.C. Sponsored ADR............................  7,000    139,160
#   BHP Billiton P.L.C. ADR..................................  3,862    263,234
    Bodycote P.L.C...........................................  4,401     51,437
    Booker Group P.L.C....................................... 14,954     31,473
    Bovis Homes Group P.L.C..................................  3,407     43,777
    BP P.L.C. Sponsored ADR.................................. 20,668  1,012,112
    Brewin Dolphin Holdings P.L.C............................  8,248     41,620

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
    British Polythene Industries P.L.C.........................    199 $  2,142
    British Sky Broadcasting Group P.L.C.......................  2,707   40,069
#   British Sky Broadcasting Group P.L.C.
      Sponsored ADR............................................    650   38,675
    Britvic P.L.C..............................................  5,064   59,841
    BT Group P.L.C.............................................  2,000   13,094
#   BT Group P.L.C. Sponsored ADR..............................  1,800  117,936
    Bunzl P.L.C................................................  2,322   62,238
    Burberry Group P.L.C.......................................  2,384   56,688
    Cable & Wireless Communications P.L.C...................... 77,419   61,252
*   Cairn Energy P.L.C.........................................  5,769   17,118
    Capita P.L.C...............................................  3,947   79,920
    Carillion P.L.C............................................ 11,571   65,076
    Carnival P.L.C.............................................    367   13,220
    Carnival P.L.C. ADR........................................  1,600   57,808
    Catlin Group, Ltd.......................................... 10,223   86,738
*   Centamin P.L.C.............................................  1,892    2,302
    Centrica P.L.C............................................. 46,318  241,338
    Chemring Group P.L.C.......................................  6,635   22,691
    Chesnara P.L.C.............................................  3,877   20,290
    Cineworld Group P.L.C......................................  6,417   34,868
    Clarkson P.L.C.............................................    451   16,686
    Close Brothers Group P.L.C.................................  2,986   63,812
    Cobham P.L.C............................................... 19,869   98,034
    Coca-Cola HBC AG...........................................    765   17,923
    Coca-Cola HBC AG ADR.......................................    810   18,897
*   Colt Group SA.............................................. 10,617   25,963
    Compass Group P.L.C........................................  7,746  126,216
    Computacenter P.L.C........................................  2,953   30,245
    Connect Group P.L.C........................................  2,892    7,524
    Cranswick P.L.C............................................    855   18,219
    Croda International P.L.C..................................  1,802   63,729
    CSR P.L.C..................................................  4,055   36,067
    Daily Mail & General Trust P.L.C...........................  4,069   57,366
    Dairy Crest Group P.L.C....................................  3,272   23,157
    Darty P.L.C................................................ 14,446   19,369
    DCC P.L.C..................................................  1,532   87,407
    De La Rue P.L.C............................................  1,308   16,087
    Debenhams P.L.C............................................ 22,081   24,543
    Development Securities P.L.C...............................  8,967   31,632
    Devro P.L.C................................................  5,357   23,077
    Dignity P.L.C..............................................    535   12,459
    Diploma P.L.C..............................................  2,852   30,789
*   Dixons Retail P.L.C........................................ 62,916   54,698
    Domino Printing Sciences P.L.C.............................  2,941   30,498
    Drax Group P.L.C...........................................  9,537  112,189
    DS Smith P.L.C............................................. 16,910   74,570
    E2V Technologies P.L.C.....................................  3,334    8,847
    easyJet P.L.C..............................................  2,947   64,232
    Electrocomponents P.L.C....................................  6,138   24,565
    Elementis P.L.C............................................ 10,690   48,565
*   EnQuest P.L.C.............................................. 22,302   50,880
*   Enterprise Inns P.L.C...................................... 21,041   44,351
    Essentra P.L.C.............................................  4,670   60,508

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
UNITED KINGDOM -- (Continued)
    Euromoney Institutional Investor P.L.C...................    183 $    3,344
    Evraz P.L.C..............................................  3,308      5,335
    Experian P.L.C...........................................  6,398    109,474
    Fenner P.L.C.............................................  7,156     41,137
    Fidessa Group P.L.C......................................    721     25,348
*   Findel P.L.C.............................................    841      3,617
*   Firstgroup P.L.C......................................... 31,411     66,782
    Friends Life Group, Ltd.................................. 41,151    230,127
    G4S P.L.C................................................ 34,716    146,903
    Galliford Try P.L.C......................................  1,931     41,364
*   Gem Diamonds, Ltd........................................  2,700      8,849
    GKN P.L.C................................................ 29,585    170,222
    Glencore P.L.C........................................... 43,246    261,318
    Go-Ahead Group P.L.C.....................................    487     18,062
    Grafton Group P.L.C......................................  4,956     48,030
    Greencore Group P.L.C.................................... 15,232     67,903
    Greggs P.L.C.............................................  2,642     23,282
    Halfords Group P.L.C.....................................  4,424     35,700
    Hargreaves Lansdown P.L.C................................  2,141     36,912
    Hays P.L.C............................................... 23,736     48,664
    Helical Bar P.L.C........................................  3,459     19,946
    Henderson Group P.L.C.................................... 19,149     78,278
    Hill & Smith Holdings P.L.C..............................  3,928     33,627
    Hilton Food Group P.L.C..................................  1,352     10,814
    Hiscox, Ltd..............................................  8,198     93,199
    Home Retail Group P.L.C.................................. 24,821     69,331
    Homeserve P.L.C..........................................  6,831     34,512
    Howden Joinery Group P.L.C............................... 13,731     78,402
    HSBC Holdings P.L.C. Sponsored ADR....................... 18,918  1,010,032
    Hunting P.L.C............................................  2,655     38,863
    Huntsworth P.L.C.........................................  9,410      7,971
    ICAP P.L.C............................................... 12,772     74,692
    IG Group Holdings P.L.C..................................  9,898    101,683
*   Imagination Technologies Group P.L.C.....................  4,772     14,226
    IMI P.L.C................................................  3,323     79,265
    Inchcape P.L.C...........................................  9,922    107,172
    Informa P.L.C............................................ 15,800    129,643
    Inmarsat P.L.C...........................................  6,403     78,536
    Innovation Group P.L.C................................... 35,464     18,538
    InterContinental Hotels Group P.L.C. ADR.................  1,378     55,663
*   International Consolidated Airlines Group SA............. 16,037     89,144
    Interserve P.L.C.........................................  2,216     23,771
    Intertek Group P.L.C.....................................  1,135     49,004
    Investec P.L.C........................................... 12,086    104,537
    ITV P.L.C................................................ 22,994     80,713
    J D Wetherspoon P.L.C....................................  1,890     23,679
    J Sainsbury P.L.C........................................ 17,515     92,319
    James Fisher & Sons P.L.C................................    588     13,028
    Jardine Lloyd Thompson Group P.L.C.......................  1,972     34,148
    JD Sports Fashion P.L.C..................................  1,956     12,513
*   JKX Oil & Gas P.L.C......................................  3,242      2,346
    John Wood Group P.L.C....................................  5,971     75,264
    Johnson Matthey P.L.C....................................  2,129    106,068

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
*   Johnston Press P.L.C.......................................  9,724 $    717
    Jupiter Fund Management P.L.C..............................  4,951   31,843
*   Kazakhmys P.L.C............................................  3,030   16,540
    Kcom Group P.L.C...........................................  8,494   14,354
    Keller Group P.L.C.........................................  1,423   20,808
    Kier Group P.L.C...........................................    385   11,340
    Kingfisher P.L.C........................................... 18,673   94,315
    Laird P.L.C................................................  6,889   33,468
*   Lamprell P.L.C.............................................  3,344    8,547
    Lancashire Holdings, Ltd...................................  2,958   30,563
    Legal & General Group P.L.C................................ 26,009  102,607
*   Lloyds Banking Group P.L.C................................. 26,361   32,864
#*  Lloyds Banking Group P.L.C. ADR............................ 66,758  335,125
    London Stock Exchange Group P.L.C..........................  2,568   83,765
*   Lonmin P.L.C............................................... 13,958   53,520
    Lookers P.L.C..............................................  4,741   10,608
    Low & Bonar P.L.C..........................................  7,100   10,496
    Man Group P.L.C............................................ 41,451   82,847
    Marks & Spencer Group P.L.C................................ 10,233   74,072
    Marshalls P.L.C............................................  2,962    8,020
    McBride P.L.C..............................................  5,164    8,315
    Mears Group P.L.C..........................................  3,694   28,939
    Meggitt P.L.C.............................................. 17,800  152,413
    Melrose Industries P.L.C................................... 25,409  112,547
    Michael Page International P.L.C...........................  4,900   35,212
    Millennium & Copthorne Hotels P.L.C........................  4,587   45,279
*   Mitchells & Butlers P.L.C..................................  6,562   41,313
    Mitie Group P.L.C..........................................  7,518   38,600
    Mondi P.L.C................................................  7,295  127,764
    Moneysupermarket.com Group P.L.C...........................  1,933    6,049
    Morgan Advanced Materials P.L.C............................  5,206   27,471
    Morgan Sindall Group P.L.C.................................    778   10,512
    N Brown Group P.L.C........................................  2,652   19,270
    National Express Group P.L.C............................... 13,863   61,069
    National Grid P.L.C. Sponsored ADR.........................  1,856  133,242
    Next P.L.C.................................................    805   91,876
    Northgate P.L.C............................................  3,835   31,855
    Novae Group P.L.C..........................................  2,345   21,753
    Old Mutual P.L.C........................................... 57,194  188,154
    Pace P.L.C.................................................  6,191   33,289
    Pearson P.L.C. Sponsored ADR...............................  8,313  159,693
    Pendragon P.L.C............................................ 30,527   16,214
    Pennon Group P.L.C.........................................  8,133  111,581
    Persimmon P.L.C............................................  6,375  134,267
*   Petra Diamonds, Ltd........................................  4,104   13,810
    Petrofac, Ltd..............................................  5,259   96,915
*   Petropavlovsk P.L.C........................................  3,187    1,818
    Phoenix Group Holdings.....................................  4,723   55,721
    Phoenix IT Group, Ltd......................................  1,920    2,920
    Premier Farnell P.L.C......................................  3,194    9,708
*   Premier Foods P.L.C........................................ 28,858   20,420
    Premier Oil P.L.C.......................................... 13,691   74,198
#   Prudential P.L.C. ADR......................................  6,098  280,386

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
*   Punch Taverns P.L.C........................................ 12,288 $  1,898
    PZ Cussons P.L.C...........................................  1,245    7,405
    QinetiQ Group P.L.C........................................ 15,195   52,954
*   Quintain Estates & Development P.L.C....................... 14,008   20,813
    Randgold Resources, Ltd....................................    625   53,817
    Redrow P.L.C...............................................  6,636   27,382
#   Reed Elsevier P.L.C. Sponsored ADR.........................  1,125   72,551
    Regus P.L.C................................................ 13,221   38,661
    Renishaw P.L.C.............................................    991   30,903
    Rentokil Initial P.L.C..................................... 26,515   52,871
    Restaurant Group P.L.C. (The)..............................  4,010   41,549
    Rexam P.L.C................................................ 16,902  142,479
    Ricardo P.L.C..............................................     61      661
    Rightmove P.L.C............................................  1,847   70,739
    Rio Tinto P.L.C............................................    948   54,182
#   Rio Tinto P.L.C. Sponsored ADR.............................  9,915  568,030
    Rolls-Royce Holdings P.L.C.................................  2,292   40,010
    Rotork P.L.C...............................................    944   43,934
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..........  9,206  109,367
    Royal Dutch Shell P.L.C. ADR(780259206).................... 10,328  845,140
#   Royal Dutch Shell P.L.C. ADR(780259107)....................  5,982  515,289
    RPC Group P.L.C............................................  4,520   44,534
    RPS Group P.L.C............................................  5,472   23,608
    RSA Insurance Group P.L.C.................................. 20,629  159,479
    Sage Group P.L.C. (The).................................... 20,519  127,444
*   Salamander Energy P.L.C....................................  2,521    4,780
    Savills P.L.C..............................................  3,502   35,090
    Schroders P.L.C.(0239581)..................................    320    9,989
    Schroders P.L.C.(0240549)..................................    817   32,827
*   SDL P.L.C..................................................  2,030   10,895
    Senior P.L.C...............................................  9,084   40,192
    Serco Group P.L.C..........................................  7,406   45,195
*   Severfield P.L.C...........................................  5,353    5,465
    Severn Trent P.L.C.........................................  2,492   81,296
    Shanks Group P.L.C......................................... 13,706   24,900
    SIG P.L.C.................................................. 12,895   36,323
    Soco International P.L.C...................................  7,337   53,116
    Spectris P.L.C.............................................  1,856   59,701
    Speedy Hire P.L.C.......................................... 20,261   18,013
    Spirax-Sarco Engineering P.L.C.............................    764   35,019
    Spirent Communications P.L.C............................... 19,193   33,250
    Spirit Pub Co. P.L.C....................................... 26,574   32,759
*   Sports Direct International P.L.C..........................  1,936   21,754
    SSE P.L.C..................................................  7,349  180,484
    St Ives P.L.C..............................................    388    1,390
    St James's Place P.L.C..................................... 10,641  130,064
    ST Modwen Properties P.L.C.................................  7,361   46,026
    Stagecoach Group P.L.C..................................... 10,969   65,586
    Standard Chartered P.L.C................................... 12,061  250,118
    Standard Life P.L.C........................................ 20,172  127,109
*   SuperGroup P.L.C...........................................    668   11,471
    Synthomer P.L.C............................................  9,204   32,975
    TalkTalk Telecom Group P.L.C...............................  8,160   43,273

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ ------------
UNITED KINGDOM -- (Continued)
    Tate & Lyle P.L.C......................................  6,232 $     65,427
    Taylor Wimpey P.L.C.................................... 80,611      150,676
    Telecity Group P.L.C...................................  2,044       27,337
    Tesco P.L.C............................................ 52,504      227,800
*   Thomas Cook Group P.L.C................................ 48,875      100,544
    Topps Tiles P.L.C......................................  4,341        7,764
    Travis Perkins P.L.C...................................  4,813      135,520
*   Trinity Mirror P.L.C...................................  7,656       25,536
    TT electronics P.L.C...................................  3,593       11,205
    TUI Travel P.L.C.......................................  7,598       46,380
    Tullett Prebon P.L.C...................................  4,980       20,754
    Tullow Oil P.L.C.......................................  2,740       33,594
    UBM P.L.C..............................................    921        9,599
    Ultra Electronics Holdings P.L.C.......................  1,481       44,149
    Unilever P.L.C. Sponsored ADR..........................  3,616      156,320
    Unite Group P.L.C. (The)...............................  4,362       29,853
    United Utilities Group P.L.C...........................  8,388      125,724
    Vedanta Resources P.L.C................................  2,812       49,609
    Vesuvius P.L.C.........................................  6,354       49,737
    Vodafone Group P.L.C................................... 16,629       55,377
    Vodafone Group P.L.C. Sponsored ADR.................... 10,285      341,680
    Weir Group P.L.C. (The)................................  3,917      169,061
    WH Smith P.L.C.........................................  2,310       43,960
    Whitbread P.L.C........................................  1,943      140,703
    WM Morrison Supermarkets P.L.C......................... 46,223      131,195
    Wolseley P.L.C.........................................  1,318       68,621
    Wolseley P.L.C. ADR....................................  2,684       13,941
    WPP P.L.C..............................................  1,158       23,052
    WPP P.L.C. Sponsored ADR...............................  2,100      208,929
    WS Atkins P.L.C........................................  1,777       39,844
    Xchanging P.L.C........................................  9,112       27,067
                                                                   ------------
TOTAL UNITED KINGDOM.......................................          22,203,033
                                                                   ------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp....................................    500          261
                                                                   ------------
TOTAL COMMON STOCKS........................................         116,179,903
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
GERMANY -- (0.0%)
*   Patrizia Immobilien AG Rights 08/07/14.................    283        3,149
                                                                   ------------
HONG KONG -- (0.0%)
*   Sun Hung Kai Properties 04/22/16.......................     --            1
                                                                   ------------
ISRAEL -- (0.0%)
*   Africa Israel Investments, Ltd. Rights 03/31/2015......    171           14
                                                                   ------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49.....................  2,737           --
                                                                   ------------
SPAIN -- (0.0%)
*   Banco Santander SA 08/04/14............................ 28,383        5,853

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SPAIN -- (Continued)
*     Zardoya Otis SA Rights 08/06/14...................     1,361 $        833
                                                                   ------------
TOTAL SPAIN.............................................                  6,686
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  9,850
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (9.3%)
(S)@  DFA Short Term Investment Fund.................... 1,028,714   11,902,220
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $123,778,974)^^.....           $128,091,973
                                                                   ============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia.................... $   432,149 $  7,782,647   --    $  8,214,796
    Austria......................          --      591,986   --         591,986
    Belgium......................      71,412    1,086,650   --       1,158,062
    Brazil.......................          --           --   --              --
    Canada.......................  11,778,833        4,705   --      11,783,538
    China........................          --          664   --             664
    Denmark......................          --    1,397,054   --       1,397,054
    Finland......................     225,801    1,874,382   --       2,100,183
    France.......................     820,277    7,776,949   --       8,597,226
    Germany......................     439,051    6,798,065   --       7,237,116
    Greece.......................          --           --   --              --
    Hong Kong....................       7,819    3,304,418   --       3,312,237
    Ireland......................     104,881      384,757   --         489,638
    Israel.......................      34,123      517,306   --         551,429
    Italy........................     263,080    3,211,778   --       3,474,858
    Japan........................   1,078,289   24,071,332   --      25,149,621
    Netherlands..................     448,549    2,341,713   --       2,790,262
    New Zealand..................          --      346,520   --         346,520
    Norway.......................     112,188    1,397,870   --       1,510,058
    Portugal.....................       6,429      374,219   --         380,648
    Singapore....................       2,761    1,918,090   --       1,920,851
    Spain........................     707,377    2,857,365   --       3,564,742
    Sweden.......................     236,170    3,368,990   --       3,605,160
    Switzerland..................     330,339    5,469,621   --       5,799,960
    United Kingdom...............   6,844,033   15,359,000   --      22,203,033
    United States................         261           --   --             261
 Rights/Warrants
    Germany......................          --        3,149   --           3,149
    Hong Kong....................          --            1   --               1
    Israel.......................          --           14   --              14
    Portugal.....................          --           --   --              --
    Spain........................          --        6,686   --           6,686
 Securities Lending Collateral...          --   11,902,220   --      11,902,220
                                  ----------- ------------   --    ------------
 TOTAL........................... $23,943,822 $104,148,151   --    $128,091,973
                                  =========== ============   ==    ============

                          WORLD CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc........................ 2,168,553 $37,082,248
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,352,454  30,534,857
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   403,534   8,470,188
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $77,670,484)..................................            76,087,293
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.072%
  (Cost $38,714).........................................    38,714      38,714
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $77,709,198)^^................................           $76,126,007
                                                                    ===========

WORLD CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
Affiliated Investment Companies..... $76,087,293    --      --    $76,087,293
Temporary Cash Investments..........      38,714    --      --         38,714
                                     -----------    --      --    -----------
TOTAL............................... $76,126,007    --      --    $76,126,007
                                     ===========    ==      ==    ===========

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- ----------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio
  of DFA Investment Dimensions Group Inc.................... 107,177 $1,287,194
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc...........................   8,685     89,627
Investment in Dimensional Retirement Fixed Income Fund III
  of DFA Investment Dimensions Group Inc....................   3,926     37,848
                                                                     ----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,384,257)......................................          1,414,669
                                                                     ----------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves, 0.068%
  (Cost $3,094).............................................   3,094      3,094
                                                                     ----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $1,387,351)^^........         $1,417,763
                                                                     ==========

DIMENSIONAL RETIREMENT FIXED INCOME FUND II
CONTINUED


Summary of the Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                        LEVEL 1      LEVEL 2 LEVEL 3   TOTAL
                                       ----------    ------- ------- ----------
   Affiliated Investment Companies.... $1,414,669      --      --    $1,414,669
   Temporary Cash Investments.........      3,094      --      --         3,094
                                       ----------      --      --    ----------
   TOTAL.............................. $1,417,763      --      --    $1,417,763
                                       ==========      ==      ==    ==========

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                               FACE
                                                             AMOUNT^^^
                                                               (000)    VALUE+
                                                             --------- --------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.750%, 02/15/42.........................................  $  157   $156,588
   0.625%, 02/15/43.........................................     637    602,730
                                                                       --------
TOTAL U.S. TREASURY OBLIGATIONS.............................            759,318
                                                                       --------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $674,915)^^.........................................           $759,318
                                                                       ========

DIMENSIONAL RETIREMENT FIXED INCOME FUND III
CONTINUED


Summary of the Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ----------------------------------------
                                        LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                        -------    --------  -------   --------
U.S. Treasury Obligations..............   --      $759,318     --      $759,318
                                          --       --------    --      --------
TOTAL..................................   --      $759,318     --      $759,318
                                          ==       ========    ==      ========

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (88.0%)

Consumer Discretionary -- (13.0%)
*   1-800-Flowers.com, Inc. Class A............................  3,000 $ 15,360
    Aaron's, Inc...............................................  5,257  138,680
#   Abercrombie & Fitch Co. Class A............................  5,896  231,949
    Advance Auto Parts, Inc....................................  1,545  187,115
#*  Aeropostale, Inc...........................................  6,474   21,494
    AH Belo Corp. Class A......................................    900    9,495
*   Amazon.com, Inc............................................  2,900  907,671
*   Ambassadors Group, Inc.....................................  1,110    4,773
#*  AMC Networks, Inc. Class A.................................  1,695  101,480
#*  America's Car-Mart, Inc....................................  1,100   41,184
*   American Axle & Manufacturing Holdings, Inc................  4,609   84,760
#   American Eagle Outfitters, Inc.............................  6,757   72,030
#*  American Public Education, Inc.............................  1,804   64,403
*   ANN, Inc...................................................  5,768  211,974
*   Apollo Education Group, Inc. Class A....................... 12,336  344,544
    Arctic Cat, Inc............................................  1,500   53,400
    Ark Restaurants Corp.......................................    120    2,557
*   Asbury Automotive Group, Inc...............................  2,849  192,393
*   Ascena Retail Group, Inc...................................  8,514  136,735
*   Ascent Capital Group, Inc. Class A.........................    900   55,782
#   Autoliv, Inc...............................................  3,670  365,202
#*  AutoNation, Inc............................................  4,664  248,684
*   AutoZone, Inc..............................................    400  206,812
*   Ballantyne Strong, Inc.....................................    900    3,483
#*  Barnes & Noble, Inc........................................  5,623  117,071
    Bassett Furniture Industries, Inc..........................  1,200   17,496
#*  Beazer Homes USA, Inc......................................  1,140   17,499
    bebe stores, Inc...........................................  4,600   12,926
#*  Bed Bath & Beyond, Inc..................................... 11,795  746,506
*   Belmond, Ltd. Class A......................................  7,773   96,385
    Best Buy Co., Inc.......................................... 16,188  481,269
    Big 5 Sporting Goods Corp..................................  2,401   23,794
    Big Lots, Inc..............................................  6,017  263,244
#*  Biglari Holdings, Inc......................................     90   38,251
*   Bloomin' Brands, Inc.......................................  9,357  183,304
#*  Blue Nile, Inc.............................................    650   16,737
#   Blyth, Inc.................................................  1,150    6,958
    Bob Evans Farms, Inc.......................................  2,925  138,967
#*  Body Central Corp..........................................    600      313
#   Bon-Ton Stores, Inc. (The).................................  1,300   12,090
*   Books-A-Million, Inc.......................................    600    1,284
    BorgWarner, Inc............................................  4,274  266,056
#*  Bridgepoint Education, Inc.................................  3,580   42,996
*   Bright Horizons Family Solutions, Inc......................  1,000   41,570
    Brinker International, Inc.................................  3,391  152,052
    Brown Shoe Co., Inc........................................  3,754  105,825
    Brunswick Corp.............................................  6,416  258,757
#   Buckle, Inc. (The).........................................  1,193   53,088
*   Build-A-Bear Workshop, Inc.................................  1,400   14,770
    Burger King Worldwide, Inc.................................  1,000   26,380
#*  Cabela's, Inc..............................................  4,090  238,692

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
#   Cablevision Systems Corp. Class A........................  7,000 $  134,540
#*  Cache, Inc...............................................    656        768
#   Callaway Golf Co.........................................  5,050     38,380
*   Cambium Learning Group, Inc..............................  2,515      4,929
    Capella Education Co.....................................  1,476     94,405
*   Career Education Corp....................................  4,300     21,973
#*  CarMax, Inc..............................................  8,625    420,986
*   Carmike Cinemas, Inc.....................................  2,000     62,880
    Carnival Corp............................................  7,448    269,767
    Carriage Services, Inc...................................  1,100     17,743
*   Carrols Restaurant Group, Inc............................  1,634     12,271
    Carter's, Inc............................................  3,183    243,690
    Cato Corp. (The) Class A.................................  2,682     82,767
*   Cavco Industries, Inc....................................    680     48,545
    CBS Corp. Class A........................................    334     19,055
    CBS Corp. Class B........................................  9,300    528,519
#*  Charles & Colvard, Ltd...................................    612      1,144
*   Charter Communications, Inc. Class A.....................  1,949    301,159
#   Cheesecake Factory, Inc. (The)...........................  5,630    241,414
    Cherokee, Inc............................................    200      3,358
    Chico's FAS, Inc......................................... 15,122    239,079
#   Children's Place, Inc. (The).............................  1,700     85,340
*   Chipotle Mexican Grill, Inc..............................    600    403,500
    Choice Hotels International, Inc.........................  2,260    105,971
*   Christopher & Banks Corp.................................  1,927     16,476
#*  Chuy's Holdings, Inc.....................................    900     25,785
    Cinemark Holdings, Inc...................................  9,929    325,671
*   Citi Trends, Inc.........................................  1,712     34,497
    Clear Channel Outdoor Holdings, Inc. Class A.............  1,900     14,345
    Coach, Inc...............................................  1,100     38,016
#   Collectors Universe, Inc.................................    300      6,006
    Columbia Sportswear Co...................................  2,948    220,392
    Comcast Corp. Class A.................................... 67,497  3,626,614
    Comcast Corp. Special Class A............................ 11,444    611,911
#*  Conn's, Inc..............................................  3,060    122,400
    Cooper Tire & Rubber Co..................................  6,800    196,452
#   Cracker Barrel Old Country Store, Inc....................  2,523    244,630
*   Crocs, Inc...............................................  9,275    147,194
    CSS Industries, Inc......................................    200      4,938
    CST Brands, Inc..........................................  8,430    281,815
#   CTC Media, Inc...........................................  4,916     47,538
    Culp, Inc................................................    600     10,872
*   Cumulus Media, Inc. Class A..............................  6,797     35,208
#   Dana Holding Corp........................................ 14,908    333,641
#   Darden Restaurants, Inc..................................  8,145    380,779
#*  Deckers Outdoor Corp.....................................  2,737    242,252
#*  dELiA*s, Inc.............................................    100         62
    Delphi Automotive P.L.C..................................  3,000    200,400
*   Delta Apparel, Inc.......................................    600      7,728
    Destination Maternity Corp...............................  1,363     25,938
#*  Destination XL Group, Inc................................  3,677     19,672
    DeVry Education Group, Inc...............................  5,721    228,668
    Dick's Sporting Goods, Inc...............................  1,892     80,467

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Dillard's, Inc. Class A.................................   3,750 $  447,075
    DineEquity, Inc.........................................   1,903    154,238
*   DIRECTV.................................................   3,462    297,905
*   Discovery Communications, Inc. Class A..................   1,200    102,252
*   Discovery Communications, Inc. Class B..................     100      8,541
#*  Discovery Communications, Inc. Class C..................     700     58,870
*   DISH Network Corp. Class A..............................   1,778    109,987
*   Dixie Group, Inc. (The).................................     200      1,678
*   Dollar General Corp.....................................  15,397    850,376
*   Dollar Tree, Inc........................................   3,502    190,754
    Domino's Pizza, Inc.....................................   2,400    172,800
#*  Dorman Products, Inc....................................   3,152    136,734
    DR Horton, Inc..........................................  11,443    236,870
*   DreamWorks Animation SKG, Inc. Class A..................   6,140    122,800
    Drew Industries, Inc....................................   2,948    132,660
    DSW, Inc. Class A.......................................   2,580     68,602
    Dunkin' Brands Group, Inc...............................   5,639    241,688
#*  Education Management Corp...............................   3,157      4,073
    Einstein Noah Restaurant Group, Inc.....................   1,208     18,277
*   Emerson Radio Corp......................................   1,100      1,771
#*  Entercom Communications Corp. Class A...................   2,204     20,828
    Entravision Communications Corp. Class A................   2,950     16,490
    Escalade, Inc...........................................     350      5,565
#   Ethan Allen Interiors, Inc..............................   2,800     64,176
*   EW Scripps Co. (The) Class A............................   3,700     80,216
    Expedia, Inc............................................   4,275    339,520
*   Express, Inc............................................   6,979    108,593
    Family Dollar Stores, Inc...............................   2,210    165,197
*   Famous Dave's Of America, Inc...........................     600     14,958
*   Federal-Mogul Holdings Corp.............................   6,576    104,821
*   Fiesta Restaurant Group, Inc............................   1,467     66,572
    Finish Line, Inc. (The) Class A.........................   5,243    137,838
#*  Five Below, Inc.........................................   3,200    117,184
    Flexsteel Industries, Inc...............................     148      4,478
    Foot Locker, Inc........................................   7,045    334,849
    Ford Motor Co........................................... 111,250  1,893,475
*   Fossil Group, Inc.......................................   2,384    233,632
    Fred's, Inc. Class A....................................   2,937     46,493
#*  FTD Cos., Inc...........................................   1,811     59,654
#*  Fuel Systems Solutions, Inc.............................   2,116     22,218
#*  G-III Apparel Group, Ltd................................   1,994    154,874
*   Gaiam, Inc. Class A.....................................     597      3,928
#   GameStop Corp. Class A..................................   9,500    398,715
*   Gaming Partners International Corp......................     400      3,456
    Gannett Co., Inc........................................  10,017    327,756
    Gap, Inc. (The).........................................   6,427    257,787
#   Garmin, Ltd.............................................   6,797    374,107
*   Geeknet, Inc............................................     200      2,386
    General Motors Co.......................................  32,461  1,097,831
*   Genesco, Inc............................................   2,198    167,641
    Gentex Corp.............................................  10,200    294,780
*   Gentherm, Inc...........................................   3,727    155,975
    Genuine Parts Co........................................   2,394    198,271

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    GNC Holdings, Inc. Class A.................................  4,300 $141,083
    Goodyear Tire & Rubber Co. (The)...........................  6,380  160,585
#   Gordmans Stores, Inc.......................................  1,178    4,264
    Graham Holdings Co. Class B................................    700  480,025
*   Grand Canyon Education, Inc................................  3,056  131,408
*   Gray Television, Inc.......................................  5,793   70,559
#   Group 1 Automotive, Inc....................................  2,194  162,180
#*  Groupon, Inc............................................... 15,534  100,505
#   Guess?, Inc................................................  6,685  173,877
    H&R Block, Inc.............................................  5,581  179,318
    Hanesbrands, Inc...........................................  2,400  234,504
    Harley-Davidson, Inc.......................................  4,221  260,942
    Harman International Industries, Inc.......................  2,306  250,316
    Harte-Hanks, Inc...........................................  3,769   24,725
#   Hasbro, Inc................................................  2,100  104,916
    Haverty Furniture Cos., Inc................................  2,057   45,727
*   Helen of Troy, Ltd.........................................  2,520  135,148
#*  hhgregg, Inc...............................................  2,852   20,278
#*  Hibbett Sports, Inc........................................  1,300   64,883
    Home Depot, Inc. (The)..................................... 11,637  940,851
#*  HomeAway, Inc..............................................  3,532  122,631
    Hooker Furniture Corp......................................    554    8,044
#*  Hovnanian Enterprises, Inc. Class A........................  5,995   23,980
    HSN, Inc...................................................  3,549  198,354
*   Hyatt Hotels Corp. Class A.................................  2,106  123,896
#*  Iconix Brand Group, Inc....................................  6,468  273,144
    International Speedway Corp. Class A.......................  2,160   65,491
    Interpublic Group of Cos., Inc. (The)......................  9,100  179,361
    Interval Leisure Group, Inc................................  4,657   98,635
#*  iRobot Corp................................................  2,156   69,790
#*  ITT Educational Services, Inc..............................    800   11,384
    Jack in the Box, Inc.......................................  4,864  278,172
    JAKKS Pacific, Inc.........................................    496    3,095
#*  JC Penney Co., Inc.........................................  6,640   62,283
    John Wiley & Sons, Inc. Class A............................  2,307  138,628
    John Wiley & Sons, Inc. Class B............................    142    8,580
    Johnson Controls, Inc...................................... 14,006  661,643
    Johnson Outdoors, Inc. Class A.............................     75    1,730
*   Journal Communications, Inc. Class A.......................  3,665   39,875
*   K12, Inc...................................................  4,300  100,233
*   Kate Spade & Co............................................  3,438  130,060
#   KB Home....................................................  6,016   98,061
*   Kirkland's, Inc............................................  1,734   32,617
#   Kohl's Corp................................................ 12,093  647,459
#*  Krispy Kreme Doughnuts, Inc................................  4,997   76,504
    L Brands, Inc..............................................  4,200  243,474
    La-Z-Boy, Inc..............................................  5,515  116,036
*   Lakeland Industries, Inc...................................    300    1,845
#   Lamar Advertising Co. Class A..............................  2,536  127,180
#*  Lands' End, Inc............................................  1,188   41,806
*   LeapFrog Enterprises, Inc..................................  6,900   49,818
    Lear Corp..................................................  4,197  395,231
*   Learning Tree International, Inc...........................    700    1,666

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
#*  Lee Enterprises, Inc.......................................  1,100 $  4,180
#   Leggett & Platt, Inc.......................................  9,377  307,566
#   Lennar Corp. Class A.......................................  5,588  202,453
    Lennar Corp. Class B.......................................    945   28,917
#*  Libbey, Inc................................................  4,404  114,680
#*  Liberty Global P.L.C. Class A..............................  1,303   54,205
*   Liberty Global P.L.C. Class C..............................  9,036  361,350
*   Liberty Interactive Corp. Class A.......................... 19,993  560,804
#*  Liberty Interactive Corp. Class B..........................     60    1,680
*   Liberty Media Corp.........................................  4,834  227,198
*   Liberty Media Corp. Class A................................  2,330  109,626
*   Liberty Media Corp. Class B................................     87    4,329
*   Liberty Ventures Series A..................................  4,850  335,426
*   Liberty Ventures Series B..................................      6      438
#*  Life Time Fitness, Inc.....................................  4,100  161,335
#   Lifetime Brands, Inc.......................................    706   12,002
*   LIN Media LLC Class A......................................  2,600   67,106
    Lincoln Educational Services Corp..........................  1,400    5,166
#   Lions Gate Entertainment Corp..............................  3,279  100,993
    Lithia Motors, Inc. Class A................................  2,490  221,236
*   Live Nation Entertainment, Inc............................. 17,465  405,363
*   LKQ Corp................................................... 11,800  308,629
*   Loral Space & Communications, Inc..........................    771   55,743
    Lowe's Cos., Inc........................................... 13,724  656,693
*   Luby's, Inc................................................  1,850    9,287
#*  Lululemon Athletica, Inc...................................  1,200   46,164
#*  Lumber Liquidators Holdings, Inc...........................  1,700   92,174
*   M/I Homes, Inc.............................................  2,000   41,160
    Macy's, Inc................................................  6,223  359,627
*   Madison Square Garden Co. (The) Class A....................  4,878  289,461
    Marcus Corp. (The).........................................  1,500   26,505
#   Marine Products Corp.......................................  2,227   18,907
*   MarineMax, Inc.............................................  2,363   39,391
    Marriott International, Inc. Class A.......................  4,303  278,447
*   Marriott Vacations Worldwide Corp..........................  2,105  121,143
#*  Martha Stewart Living Omnimedia, Inc. Class A..............  3,017   13,607
    Mattel, Inc................................................  2,652   93,947
    Matthews International Corp. Class A.......................  2,540  110,455
#*  Mattress Firm Holding Corp.................................    851   39,657
*   McClatchy Co. (The) Class A................................  4,116   19,880
    McDonald's Corp............................................  9,103  860,780
#   MDC Holdings, Inc..........................................  4,142  111,710
#*  Media General, Inc. Class A................................  1,600   32,256
    Men's Wearhouse, Inc. (The)................................  4,405  221,660
    Meredith Corp..............................................  2,985  137,071
*   Meritage Homes Corp........................................  3,886  148,834
*   Michael Kors Holdings, Ltd.................................  3,600  293,328
*   Modine Manufacturing Co....................................  4,909   67,597
*   Mohawk Industries, Inc.....................................  2,525  315,044
#   Monro Muffler Brake, Inc...................................  1,950   99,040
    Morningstar, Inc...........................................  1,514  102,664
*   Motorcar Parts of America, Inc.............................    900   20,034
    Movado Group, Inc..........................................  1,800   73,674

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc............................................  4,244 $209,738
    NACCO Industries, Inc. Class A.............................    500   23,845
#*  Nathan's Famous, Inc.......................................    300   14,913
    National CineMedia, Inc....................................  3,158   50,717
*   Nautilus, Inc..............................................  2,810   27,988
*   Netflix, Inc...............................................    400  169,088
*   New York & Co., Inc........................................  5,501   18,538
#   New York Times Co. (The) Class A........................... 16,087  200,927
    Newell Rubbermaid, Inc.....................................  4,436  144,081
*   News Corp. Class A......................................... 12,298  217,060
#*  News Corp. Class B.........................................  1,775   30,548
#   Nexstar Broadcasting Group, Inc. Class A...................  1,000   46,590
    NIKE, Inc. Class B.........................................  4,862  375,006
    Nordstrom, Inc.............................................  4,069  281,697
*   Norwegian Cruise Line Holdings, Ltd........................  1,128   36,976
#   Nutrisystem, Inc...........................................  2,677   42,966
*   NVR, Inc...................................................    100  112,646
*   O'Reilly Automotive, Inc...................................  2,219  332,850
*   Office Depot, Inc.......................................... 42,218  211,512
    Omnicom Group, Inc.........................................  3,141  219,839
*   Orbitz Worldwide, Inc......................................  6,261   55,410
#*  Outerwall, Inc.............................................  2,385  131,223
*   Overstock.com, Inc.........................................    945   15,356
    Oxford Industries, Inc.....................................  1,769  105,379
#*  Pacific Sunwear of California, Inc.........................  4,200    8,526
#*  Panera Bread Co. Class A...................................  1,200  176,760
    Papa John's International, Inc.............................  2,782  115,982
    Penske Automotive Group, Inc...............................  7,775  361,149
*   Pep Boys-Manny, Moe & Jack (The)...........................  3,200   33,856
*   Perfumania Holdings, Inc...................................    260    1,690
*   Perry Ellis International, Inc.............................  1,310   24,104
#   PetMed Express, Inc........................................  1,883   25,797
    PetSmart, Inc..............................................  1,100   74,954
    Pier 1 Imports, Inc........................................  8,159  122,875
    Polaris Industries, Inc....................................    900  132,786
    Pool Corp..................................................  2,790  152,780
*   Popeyes Louisiana Kitchen, Inc.............................  1,322   53,277
*   Priceline Group, Inc. (The)................................    300  372,735
    PulteGroup, Inc............................................  7,148  126,162
    PVH Corp...................................................  3,210  353,678
#*  Quiksilver, Inc............................................ 15,874   47,463
#*  RadioShack Corp............................................  5,500    3,410
    Ralph Lauren Corp..........................................    400   62,344
*   Red Lion Hotels Corp.......................................  1,300    7,124
*   Red Robin Gourmet Burgers, Inc.............................  1,136   73,113
#   Regal Entertainment Group Class A..........................  4,370   85,040
    Regis Corp.................................................  4,206   58,590
    Rent-A-Center, Inc.........................................  5,251  125,709
#*  Rentrak Corp...............................................    600   29,784
#*  Restoration Hardware Holdings, Inc.........................    500   40,895
    RG Barry Corp..............................................  1,159   21,894
    Rocky Brands, Inc..........................................    402    6,062
    Ross Stores, Inc...........................................  2,845  183,218

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Royal Caribbean Cruises, Ltd...............................  9,989 $595,844
*   Ruby Tuesday, Inc..........................................  5,355   32,184
#   Ryland Group, Inc. (The)...................................  3,927  126,057
*   Sally Beauty Holdings, Inc.................................  2,585   67,081
#   Scholastic Corp............................................    500   17,710
    Scripps Networks Interactive, Inc. Class A.................  1,893  156,002
#*  Sears Holdings Corp........................................  5,725  218,409
    SeaWorld Entertainment, Inc................................  1,953   54,391
#*  Select Comfort Corp........................................  5,337  107,807
    Service Corp. International................................ 18,620  391,020
*   Shiloh Industries, Inc.....................................    800   13,600
    Shoe Carnival, Inc.........................................  1,830   32,574
#*  Shutterfly, Inc............................................  3,960  195,307
    Signet Jewelers, Ltd.......................................  3,285  334,380
#   Sinclair Broadcast Group, Inc. Class A.....................  2,200   71,082
#*  Sirius XM Holdings, Inc.................................... 19,489   65,873
    Six Flags Entertainment Corp...............................  5,664  216,478
*   Sizmek, Inc................................................  2,881   26,188
*   Skechers U.S.A., Inc. Class A..............................  3,792  197,829
*   Skullcandy, Inc............................................  1,600   10,816
#*  Skyline Corp...............................................    400    1,884
    Sonic Automotive, Inc. Class A.............................  3,663   89,084
*   Sonic Corp.................................................  4,575   94,474
#   Sotheby's..................................................  5,452  216,172
    Spartan Motors, Inc........................................  3,249   13,971
    Speedway Motorsports, Inc..................................  2,279   39,746
    Stage Stores, Inc..........................................  2,299   41,428
    Standard Motor Products, Inc...............................  2,454   88,467
#*  Standard Pacific Corp...................................... 21,172  159,637
*   Stanley Furniture Co., Inc.................................    661    1,712
#   Staples, Inc............................................... 25,627  297,017
    Starbucks Corp.............................................  6,756  524,806
    Starwood Hotels & Resorts Worldwide, Inc...................  2,200  169,048
*   Starz......................................................  7,251  206,726
*   Starz Class B..............................................     87    2,567
    Stein Mart, Inc............................................  3,005   39,005
*   Steiner Leisure, Ltd.......................................  1,169   46,655
*   Steven Madden, Ltd.........................................  5,325  169,601
*   Stoneridge, Inc............................................  2,545   27,919
*   Strayer Education, Inc.....................................    600   31,092
#   Sturm Ruger & Co., Inc.....................................  1,000   49,960
    Superior Industries International, Inc.....................  2,981   55,775
#   Sypris Solutions, Inc......................................  1,400    6,636
#*  Systemax, Inc..............................................  1,842   25,180
    Target Corp................................................ 14,671  874,245
*   Taylor Morrison Home Corp. Class A.........................  1,759   31,275
*   Tempur Sealy International, Inc............................  2,572  140,714
*   Tenneco, Inc...............................................  2,272  144,726
#*  Tesla Motors, Inc..........................................    880  196,504
    Texas Roadhouse, Inc.......................................  7,300  181,624
    Thor Industries, Inc.......................................  4,033  213,628
    Tiffany & Co...............................................  2,128  207,714
#*  Tile Shop Holdings, Inc....................................    500    5,055

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
    Time Warner Cable, Inc..................................  7,128 $ 1,034,273
    Time Warner, Inc........................................ 22,794   1,892,358
*   Time, Inc...............................................  3,061      73,770
    TJX Cos., Inc. (The)....................................  7,317     389,923
*   Toll Brothers, Inc......................................  5,451     178,193
*   Tower International, Inc................................  1,323      41,674
    Town Sports International Holdings, Inc.................  1,582       7,277
    Tractor Supply Co.......................................  2,032     126,329
    Trans World Entertainment Corp..........................    200         720
#*  TripAdvisor, Inc........................................  1,869     177,256
*   TRW Automotive Holdings Corp............................  6,473     662,123
#*  Tuesday Morning Corp....................................  1,700      27,982
#*  Tumi Holdings, Inc......................................  3,460      72,937
    Tupperware Brands Corp..................................  1,375     100,072
    Twenty-First Century Fox, Inc. Class A.................. 18,984     601,413
    Twenty-First Century Fox, Inc. Class B..................  3,600     113,976
*   Ulta Salon Cosmetics & Fragrance, Inc...................  3,400     313,922
#*  Under Armour, Inc. Class A..............................  1,800     120,150
*   Unifi, Inc..............................................  1,402      40,153
*   Universal Electronics, Inc..............................  1,382      65,825
#   Universal Technical Institute, Inc......................  1,356      16,231
*   Urban Outfitters, Inc................................... 10,702     382,382
*   US Auto Parts Network, Inc..............................  1,256       4,120
    Vail Resorts, Inc.......................................  3,704     279,652
#   Value Line, Inc.........................................    213       3,557
#*  Valuevision Media, Inc. Class A.........................  3,340      15,297
    VF Corp.................................................  2,408     147,538
    Viacom, Inc. Class A....................................    100       8,314
    Viacom, Inc. Class B....................................  3,419     282,649
*   Visteon Corp............................................  4,378     418,099
*   Vitamin Shoppe, Inc.....................................  2,349     100,185
*   VOXX International Corp.................................  1,300      12,883
    Walt Disney Co. (The)................................... 23,347   2,005,040
#   Weight Watchers International, Inc......................    800      17,352
    Wendy's Co. (The)....................................... 34,658     282,463
*   West Marine, Inc........................................  1,553      13,325
#*  Wet Seal, Inc. (The) Class A............................  5,000       4,611
    Weyco Group, Inc........................................     47       1,220
    Whirlpool Corp..........................................  3,820     544,885
    Williams-Sonoma, Inc....................................  2,819     189,070
    Winmark Corp............................................    200      13,094
#*  Winnebago Industries, Inc...............................  3,180      74,730
#   Wolverine World Wide, Inc...............................  6,022     146,094
#   World Wrestling Entertainment, Inc. Class A.............  1,000      12,480
    Wyndham Worldwide Corp..................................  8,894     671,942
    Yum! Brands, Inc........................................  3,538     245,537
*   Zagg, Inc...............................................  1,449       7,404
#*  Zumiez, Inc.............................................  3,207      89,315
                                                                    -----------
Total Consumer Discretionary................................         70,439,551
                                                                    -----------
Consumer Staples -- (4.7%)
    Alico, Inc..............................................    422      15,576
    Andersons, Inc. (The)...................................  2,571     138,885

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
#   Avon Products, Inc.......................................  2,400 $   31,680
#   B&G Foods, Inc...........................................  4,795    134,596
#*  Boulder Brands, Inc......................................  5,333     60,530
    Bunge, Ltd...............................................  6,830    538,477
    Cal-Maine Foods, Inc.....................................  2,015    143,468
    Calavo Growers, Inc......................................  1,314     45,320
#   Campbell Soup Co.........................................  5,540    230,409
    Casey's General Stores, Inc..............................  4,060    268,650
*   Central Garden and Pet Co................................    800      7,352
*   Central Garden and Pet Co. Class A.......................  2,700     25,191
*   Chiquita Brands International, Inc.......................  3,325     31,887
#   Clorox Co. (The).........................................  2,277    197,803
    Coca-Cola Bottling Co. Consolidated......................    556     38,820
    Coca-Cola Co. (The)...................................... 40,564  1,593,760
    Coca-Cola Enterprises, Inc............................... 15,066    684,750
    Colgate-Palmolive Co.....................................  8,074    511,892
    ConAgra Foods, Inc....................................... 15,379    463,369
    Costco Wholesale Corp....................................  4,120    484,265
    CVS Caremark Corp........................................ 31,331  2,392,435
*   Darling Ingredients, Inc................................. 13,939    260,938
#   Dean Foods Co............................................  9,594    146,980
#*  Diamond Foods, Inc.......................................  1,200     32,232
    Dr Pepper Snapple Group, Inc............................. 11,425    671,333
#*  Elizabeth Arden, Inc.....................................  2,188     45,138
    Energizer Holdings, Inc..................................  3,067    351,969
    Estee Lauder Cos., Inc. (The) Class A....................  1,900    139,574
*   Farmer Bros. Co..........................................  1,692     34,635
#   Flowers Foods, Inc.......................................  6,595    125,899
    Fresh Del Monte Produce, Inc.............................  4,360    130,538
#*  Fresh Market, Inc. (The).................................  2,400     71,832
    General Mills, Inc.......................................  7,069    354,510
*   Hain Celestial Group, Inc. (The).........................  2,500    213,750
#   Herbalife, Ltd...........................................  1,980    103,752
    Hillshire Brands Co. (The)...............................  4,852    304,560
    Hormel Foods Corp........................................  7,878    356,558
    Ingles Markets, Inc. Class A.............................    871     21,357
    Ingredion, Inc...........................................  5,509    405,628
    Inter Parfums, Inc.......................................  3,000     78,390
*   Inventure Foods, Inc.....................................    900     10,845
    J&J Snack Foods Corp.....................................  1,284    115,676
    JM Smucker Co. (The).....................................  4,049    403,442
    John B. Sanfilippo & Son, Inc............................    600     15,870
    Kellogg Co...............................................  2,118    126,720
#   Keurig Green Mountain, Inc...............................  1,879    224,127
    Kimberly-Clark Corp......................................  3,648    378,918
    Kraft Foods Group, Inc...................................  4,822    258,387
    Kroger Co. (The).........................................  5,391    264,051
    Lancaster Colony Corp....................................  2,193    191,558
*   Lifeway Foods, Inc.......................................    300      3,747
*   Mannatech, Inc...........................................     40        492
    McCormick & Co., Inc.(579780107).........................     90      5,940
    McCormick & Co., Inc.(579780206).........................  1,651    108,603
    Mead Johnson Nutrition Co................................  3,300    301,752

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Staples -- (Continued)
#*  Medifast, Inc...........................................  1,258 $    36,117
    Mondelez International, Inc. Class A.................... 31,790   1,144,440
*   Monster Beverage Corp...................................  3,919     250,659
*   National Beverage Corp..................................  1,434      24,579
    Nu Skin Enterprises, Inc. Class A.......................    900      52,821
*   Nutraceutical International Corp........................    500      11,540
    Oil-Dri Corp. of America................................    300       8,751
*   Omega Protein Corp......................................  1,690      23,694
    Orchids Paper Products Co...............................     98       2,587
*   Pantry, Inc. (The)......................................  1,645      29,462
    PepsiCo, Inc............................................ 18,070   1,591,967
*   Pilgrim's Pride Corp....................................  8,940     249,962
#*  Post Holdings, Inc......................................  3,456     155,243
#   Pricesmart, Inc.........................................  2,027     166,822
    Procter & Gamble Co. (The).............................. 38,323   2,963,134
#*  Revlon, Inc. Class A....................................  2,472      75,396
*   Rite Aid Corp........................................... 19,981     133,673
    Rocky Mountain Chocolate Factory, Inc...................    400       5,120
    Safeway, Inc............................................ 11,539     397,634
#   Sanderson Farms, Inc....................................  3,290     299,686
*   Seneca Foods Corp. Class A..............................    600      17,172
    Snyder's-Lance, Inc.....................................  5,772     143,203
    SpartanNash Co..........................................  2,732      57,263
    Spectrum Brands Holdings, Inc...........................  4,780     398,652
#*  SUPERVALU, Inc.......................................... 14,900     136,633
*   Susser Holdings Corp....................................  2,380     190,805
    Sysco Corp..............................................  4,394     156,822
#   Tootsie Roll Industries, Inc............................  2,383      62,744
*   TreeHouse Foods, Inc....................................  3,372     247,842
    Tyson Foods, Inc. Class A............................... 15,018     558,820
#*  United Natural Foods, Inc...............................  2,500     146,550
#*  USANA Health Sciences, Inc..............................  1,200      76,620
    Village Super Market, Inc. Class A......................    548      12,889
    Walgreen Co............................................. 12,504     859,900
    WD-40 Co................................................  1,300      86,788
    Weis Markets, Inc.......................................  1,778      75,849
*   WhiteWave Foods Co. (The) Class A.......................  5,510     164,143
    Whole Foods Market, Inc.................................  1,800      68,796
                                                                    -----------
Total Consumer Staples......................................         25,383,594
                                                                    -----------
Energy -- (12.8%)
    Adams Resources & Energy, Inc...........................    317      20,713
#   Alon USA Energy, Inc....................................  4,953      63,646
#*  Alpha Natural Resources, Inc............................ 19,979      67,729
    Anadarko Petroleum Corp................................. 15,943   1,703,510
    Apache Corp............................................. 11,090   1,138,499
#*  Approach Resources, Inc.................................  1,880      39,555
#   Arch Coal, Inc..........................................  5,856      17,392
*   Atwood Oceanics, Inc....................................  5,597     269,496
    Baker Hughes, Inc....................................... 11,739     807,291
*   Basic Energy Services, Inc..............................  3,797      91,090
*   Bill Barrett Corp.......................................  3,669      88,093
    Bolt Technology Corp....................................    600      10,242

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
*   Bonanza Creek Energy, Inc..............................   4,527 $   253,784
#*  BPZ Resources, Inc.....................................   8,963      23,483
#   Bristow Group, Inc.....................................   2,743     195,768
*   C&J Energy Services, Inc...............................   4,789     143,478
    Cabot Oil & Gas Corp...................................   7,515     247,619
#*  Cal Dive International, Inc............................   1,016       1,107
*   Callon Petroleum Co....................................   3,100      30,628
*   Cameron International Corp.............................   8,427     597,559
#   CARBO Ceramics, Inc....................................   2,000     249,080
*   Carrizo Oil & Gas, Inc.................................   5,488     337,018
*   Cheniere Energy, Inc...................................   5,300     375,028
    Chesapeake Energy Corp.................................  40,568   1,069,778
    Chevron Corp...........................................  52,178   6,743,485
    Cimarex Energy Co......................................   4,336     602,791
*   Clayton Williams Energy, Inc...........................   1,375     146,314
#*  Clean Energy Fuels Corp................................   6,207      61,822
*   Cloud Peak Energy, Inc.................................   5,067      78,437
*   Cobalt International Energy, Inc.......................   8,455     135,449
#   Comstock Resources, Inc................................   4,683     110,800
*   Concho Resources, Inc..................................   5,746     809,037
    ConocoPhillips.........................................  42,685   3,521,512
    CONSOL Energy, Inc.....................................   7,900     306,678
*   Contango Oil & Gas Co..................................   1,565      62,960
#*  Continental Resources, Inc.............................     400      58,712
#   Core Laboratories NV...................................     500      73,215
    Dawson Geophysical Co..................................     600      15,060
    Delek US Holdings, Inc.................................   6,086     177,833
    Denbury Resources, Inc.................................  18,784     318,389
    Devon Energy Corp......................................  10,148     766,174
    DHT Holdings, Inc......................................   2,476      16,391
#   Diamond Offshore Drilling, Inc.........................   4,336     202,881
*   Diamondback Energy, Inc................................   2,521     207,302
*   Dresser-Rand Group, Inc................................   3,422     203,643
*   Dril-Quip, Inc.........................................   1,952     196,703
#*  Emerald Oil, Inc.......................................   3,042      22,328
#*  Endeavour International Corp...........................   2,609       3,679
    Energen Corp...........................................   1,996     162,933
#   Energy XXI Bermuda, Ltd................................   6,596     131,656
*   ENGlobal Corp..........................................   1,300       3,627
    EnLink Midstream LLC...................................   3,227     123,304
    EOG Resources, Inc.....................................  16,592   1,815,828
    EQT Corp...............................................   1,923     180,416
*   Era Group, Inc.........................................   1,688      45,238
*   Escalera Resources Co..................................     600       1,332
    Evolution Petroleum Corp...............................     900       9,549
#   Exterran Holdings, Inc.................................   6,071     256,500
    Exxon Mobil Corp....................................... 147,900  14,633,226
*   FieldPoint Petroleum Corp..............................     100         499
*   FMC Technologies, Inc..................................   3,971     241,437
*   Forum Energy Technologies, Inc.........................   3,526     117,381
    GasLog, Ltd............................................   2,300      58,650
#*  Gastar Exploration, Inc................................   5,400      35,748
#*  Geospace Technologies Corp.............................     961      38,671

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
#*  Gevo, Inc................................................    415 $      212
#*  Goodrich Petroleum Corp..................................    528     10,169
    Green Plains, Inc........................................  2,274     85,252
*   Gulf Coast Ultra Deep Royalty Trust...................... 12,505     29,887
    Gulf Island Fabrication, Inc.............................  1,358     26,481
#   Gulfmark Offshore, Inc. Class A..........................  1,928     73,785
*   Gulfport Energy Corp.....................................  5,071    270,842
#*  Halcon Resources Corp.................................... 24,970    148,572
    Halliburton Co........................................... 14,716  1,015,257
#*  Harvest Natural Resources, Inc...........................  4,100     17,712
*   Helix Energy Solutions Group, Inc........................ 10,286    261,573
    Helmerich & Payne, Inc...................................  5,370    570,616
#*  Hercules Offshore, Inc................................... 13,737     48,492
    Hess Corp................................................  7,612    753,436
    HollyFrontier Corp....................................... 10,348    486,459
#*  Hornbeck Offshore Services, Inc..........................  2,781    121,530
*   ION Geophysical Corp..................................... 16,050     60,188
#*  Key Energy Services, Inc................................. 15,592     95,735
    Kinder Morgan, Inc....................................... 20,950    753,781
*   Kodiak Oil & Gas Corp.................................... 24,272    377,187
*   Kosmos Energy, Ltd....................................... 15,675    150,950
#*  Laredo Petroleum, Inc....................................  9,430    255,930
#   LinnCo LLC...............................................  7,228    210,263
#*  Magnum Hunter Resources Corp.............................  7,316     47,042
    Marathon Oil Corp........................................ 26,542  1,028,502
    Marathon Petroleum Corp.................................. 11,633    971,123
#*  Matador Resources Co.....................................  6,992    189,064
*   Matrix Service Co........................................  2,700     72,495
#*  McDermott International, Inc............................. 15,569    113,654
*   Mitcham Industries, Inc..................................    900     11,673
    Murphy Oil Corp..........................................  2,553    158,618
    Nabors Industries, Ltd................................... 18,389    499,445
    National Oilwell Varco, Inc..............................  8,218    665,987
*   Natural Gas Services Group, Inc..........................  1,108     34,570
*   Newfield Exploration Co.................................. 11,584    466,835
#*  Newpark Resources, Inc...................................  8,826    107,942
#   Noble Corp. P.L.C........................................ 12,988    407,434
    Noble Energy, Inc........................................ 10,198    678,065
#   Nordic American Tankers, Ltd.............................    168      1,446
#*  Northern Oil and Gas, Inc................................  4,834     77,779
#*  Nuverra Environmental Solutions, Inc.....................  1,352     25,174
*   Oasis Petroleum, Inc.....................................  9,895    528,888
    Occidental Petroleum Corp................................ 24,164  2,361,064
    Oceaneering International, Inc...........................  5,072    344,440
*   Oil States International, Inc............................  3,899    238,970
    ONEOK, Inc............................................... 12,855    828,248
*   Overseas Shipholding Group, Inc..........................  1,675     11,474
*   Pacific Drilling SA......................................  3,167     30,150
    Panhandle Oil and Gas, Inc. Class A......................    821     52,889
*   Parker Drilling Co.......................................  8,879     54,872
    Patterson-UTI Energy, Inc................................ 12,755    438,134
    PBF Energy, Inc. Class A.................................  4,300    116,530
*   PDC Energy, Inc..........................................  3,256    176,671

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
#   Peabody Energy Corp........................................ 15,257 $231,449
#*  Penn Virginia Corp.........................................  5,869   76,414
*   PetroQuest Energy, Inc.....................................  8,603   55,145
*   PHI, Inc. Non-Voting.......................................    908   35,821
    Phillips 66................................................ 12,282  996,193
*   Pioneer Energy Services Corp...............................  5,857   86,156
    Pioneer Natural Resources Co...............................  1,966  435,390
*   PostRock Energy Corp.......................................    100      135
    QEP Resources, Inc......................................... 10,422  344,447
    Range Resources Corp.......................................  2,930  221,479
#*  Renewable Energy Group, Inc................................  1,635   18,312
*   Rex Energy Corp............................................  5,942   81,940
#*  RigNet, Inc................................................  1,558   86,656
*   Rosetta Resources, Inc.....................................  5,594  285,686
    Rowan Cos. P.L.C. Class A..................................  9,249  282,279
    RPC, Inc...................................................  8,850  199,125
#*  SandRidge Energy, Inc...................................... 49,244  293,494
#   Scorpio Tankers, Inc.......................................  3,807   35,748
#*  SEACOR Holdings, Inc.......................................  1,688  128,220
#   SemGroup Corp. Class A.....................................  4,251  327,667
*   Seventy Seven Energy, Inc..................................  2,119   47,529
#   Ship Finance International, Ltd............................  6,632  120,702
    SM Energy Co...............................................  6,755  530,538
*   Southwestern Energy Co..................................... 21,671  879,409
    Spectra Energy Corp........................................  4,806  196,662
*   Stone Energy Corp..........................................  5,305  201,855
    Superior Energy Services, Inc.............................. 13,677  459,547
#*  Swift Energy Co............................................  2,735   30,222
#*  Synergy Resources Corp.....................................  7,374   77,574
    Targa Resources Corp.......................................  1,635  208,462
#   Teekay Corp................................................  7,749  431,309
    Tesco Corp.................................................  3,124   60,980
    Tesoro Corp................................................  7,560  465,242
*   TETRA Technologies, Inc....................................  8,049   88,619
*   TGC Industries, Inc........................................  1,518    5,966
    Tidewater, Inc.............................................  3,688  174,332
#   Transocean, Ltd............................................  8,707  351,240
#*  Triangle Petroleum Corp....................................  6,897   74,488
#*  Ultra Petroleum Corp.......................................  5,572  127,710
*   Unit Corp..................................................  4,431  280,704
#*  Uranium Energy Corp........................................    866    1,533
*   Vaalco Energy, Inc.........................................  4,700   32,430
    Valero Energy Corp......................................... 14,251  723,951
    W&T Offshore, Inc..........................................  7,431   99,650
*   Warren Resources, Inc......................................  5,300   31,217
*   Weatherford International P.L.C............................ 38,430  859,679
    Western Refining, Inc...................................... 10,000  409,600
*   Westmoreland Coal Co.......................................    911   39,255
*   Whiting Petroleum Corp.....................................  5,729  506,959
*   Willbros Group, Inc........................................  5,278   61,172
    Williams Cos., Inc. (The)..................................  6,702  379,534
    World Fuel Services Corp...................................  6,100  261,995

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
*   WPX Energy, Inc........................................  11,418 $   234,868
                                                                    -----------
Total Energy...............................................          69,779,352
                                                                    -----------
Financials -- (16.8%)
    1st Source Corp........................................   1,800      51,102
    1st United Bancorp, Inc................................   1,593      13,302
    ACE, Ltd...............................................   6,800     680,680
*   Affiliated Managers Group, Inc.........................   1,023     203,833
    Aflac, Inc.............................................  12,821     765,927
    Alexander & Baldwin, Inc...............................   4,289     163,711
*   Alleghany Corp.........................................     703     290,937
    Allied World Assurance Co. Holdings AG.................   8,733     314,475
    Allstate Corp. (The)...................................  12,654     739,626
#*  Altisource Asset Management Corp.......................      75      45,977
#*  Altisource Portfolio Solutions SA......................     756      81,935
*   Ambac Financial Group, Inc.............................   1,900      43,054
*   American Capital, Ltd..................................  26,167     396,692
    American Equity Investment Life Holding Co.............   6,699     148,316
    American Express Co....................................  11,915   1,048,520
    American Financial Group, Inc..........................   7,928     443,889
    American International Group, Inc......................  13,992     727,304
    American National Insurance Co.........................   1,942     211,678
    Ameriprise Financial, Inc..............................   6,445     770,822
    Ameris Bancorp.........................................   1,761      38,460
    AMERISAFE, Inc.........................................   1,338      48,971
    AmeriServ Financial, Inc...............................     300         954
#   Amtrust Financial Services, Inc........................   6,353     270,892
    Aon P.L.C..............................................   3,700     312,132
*   Arch Capital Group, Ltd................................   6,438     344,111
    Argo Group International Holdings, Ltd.................   1,925      95,884
#   Arrow Financial Corp...................................     890      22,606
    Arthur J Gallagher & Co................................   4,972     223,740
    Aspen Insurance Holdings, Ltd..........................   4,935     197,449
    Associated Banc-Corp...................................  12,191     218,463
    Assurant, Inc..........................................   7,350     465,696
    Assured Guaranty, Ltd..................................  14,403     321,475
*   Asta Funding, Inc......................................     707       5,925
    Astoria Financial Corp.................................   8,659     111,528
*   Atlanticus Holdings Corp...............................     886       2,357
*   AV Homes, Inc..........................................     800      12,472
    Axis Capital Holdings, Ltd.............................   7,521     324,531
    Baldwin & Lyons, Inc. Class B..........................     900      22,230
    Banc of California, Inc................................     500       5,935
    Bancfirst Corp.........................................     940      57,246
*   Bancorp, Inc...........................................   3,613      34,324
#   BancorpSouth, Inc......................................   9,490     198,056
    Bank Mutual Corp.......................................   3,171      19,121
    Bank of America Corp................................... 195,137   2,975,839
    Bank of Commerce Holdings..............................     300       1,899
    Bank of Hawaii Corp....................................   4,732     270,576
    Bank of New York Mellon Corp. (The)....................  21,671     846,036
#   Bank of the Ozarks, Inc................................   6,800     209,236
    BankFinancial Corp.....................................   1,124      11,487

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    BankUnited, Inc..........................................  7,941 $  248,077
    Banner Corp..............................................  2,038     82,009
    Bar Harbor Bankshares....................................     40      1,092
    BB&T Corp................................................ 13,006    481,482
    BBCN Bancorp, Inc........................................  7,097    106,597
*   Beneficial Mutual Bancorp, Inc...........................  5,210     68,147
*   Berkshire Hathaway, Inc. Class B......................... 13,810  1,732,188
    Berkshire Hills Bancorp, Inc.............................  1,648     39,832
    BGC Partners, Inc. Class A............................... 28,752    225,128
    BlackRock, Inc...........................................  2,988    910,533
#*  BofI Holding, Inc........................................  1,540    114,869
#   BOK Financial Corp.......................................  3,080    204,019
    Boston Private Financial Holdings, Inc...................  6,453     80,533
    Brookline Bancorp, Inc...................................  5,953     53,756
    Brown & Brown, Inc....................................... 11,540    355,201
    Bryn Mawr Bank Corp......................................  1,000     29,500
    Calamos Asset Management, Inc. Class A...................  1,542     18,288
#   Camden National Corp.....................................    553     19,593
    Cape Bancorp, Inc........................................    300      3,111
*   Capital Bank Financial Corp. Class A.....................     64      1,458
#   Capital City Bank Group, Inc.............................    900     12,087
    Capital One Financial Corp............................... 14,741  1,172,499
    Capital Southwest Corp...................................    701     24,563
    Capitol Federal Financial, Inc........................... 14,898    174,307
    Cardinal Financial Corp..................................  2,617     46,216
*   Cascade Bancorp..........................................  1,734      9,398
#   Cash America International, Inc..........................  2,741    121,673
    Cathay General Bancorp...................................  7,725    197,683
    CBOE Holdings, Inc.......................................  3,879    188,015
*   CBRE Group, Inc. Class A.................................  5,640    173,938
    Centerstate Banks, Inc...................................  1,997     20,809
    Central Pacific Financial Corp...........................  2,777     49,708
    Charles Schwab Corp. (The)............................... 14,375    398,906
    Chemical Financial Corp..................................  2,781     76,756
    Chubb Corp. (The)........................................  4,811    417,162
#   Cincinnati Financial Corp................................  6,879    316,572
    CIT Group, Inc...........................................  7,724    379,326
    Citigroup, Inc........................................... 57,582  2,816,336
    Citizens Holding Co......................................    160      3,050
#*  Citizens, Inc............................................  3,580     24,129
    City Holding Co..........................................  1,300     54,145
    City National Corp.......................................  4,076    306,719
    Clifton Bancorp, Inc.....................................  1,468     18,144
    CME Group, Inc...........................................  6,073    449,038
    CNA Financial Corp.......................................  2,259     84,419
    CNB Financial Corp.......................................    590      9,753
    CNO Financial Group, Inc................................. 17,267    279,380
    CoBiz Financial, Inc.....................................  3,215     36,394
#   Cohen & Steers, Inc......................................    914     37,940
    Columbia Banking System, Inc.............................  5,401    137,672
    Comerica, Inc............................................  7,580    380,971
    Commerce Bancshares, Inc.................................  8,723    393,058
#   Community Bank System, Inc...............................  4,081    143,774

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*   Community Bankers Trust Corp...............................    100 $    434
    Community Trust Bancorp, Inc...............................  1,427   49,931
    ConnectOne Bancorp, Inc....................................    980   18,620
    Consolidated-Tomoka Land Co................................    300   13,386
*   Consumer Portfolio Services, Inc...........................  1,096    7,957
#*  Cowen Group, Inc. Class A.................................. 11,008   44,032
    Crawford & Co. Class A.....................................    900    7,128
#   Crawford & Co. Class B.....................................  2,209   20,323
*   Credit Acceptance Corp.....................................  1,095  124,529
#   Cullen/Frost Bankers, Inc..................................  5,496  428,523
#   CVB Financial Corp......................................... 10,411  159,184
#   Diamond Hill Investment Group, Inc.........................    195   24,917
    Dime Community Bancshares, Inc.............................  3,585   54,205
    Discover Financial Services................................  9,207  562,179
    Donegal Group, Inc. Class A................................  1,577   23,781
#*  Doral Financial Corp.......................................    120      611
*   E*TRADE Financial Corp..................................... 13,918  292,556
    East West Bancorp, Inc..................................... 13,183  449,013
    Eaton Vance Corp...........................................  4,654  163,495
*   eHealth, Inc...............................................  1,477   30,574
    EMC Insurance Group, Inc...................................    651   19,159
    Employers Holdings, Inc....................................  2,963   63,112
#*  Encore Capital Group, Inc..................................  2,316   98,384
    Endurance Specialty Holdings, Ltd..........................  4,248  224,677
*   Enstar Group, Ltd..........................................  1,015  140,070
    Enterprise Financial Services Corp.........................  1,162   20,277
    Erie Indemnity Co. Class A.................................  2,656  194,472
    ESB Financial Corp.........................................    498    6,190
    ESSA Bancorp, Inc..........................................    800    9,256
#   EverBank Financial Corp....................................    800   15,200
    Evercore Partners, Inc. Class A............................  2,800  152,768
    Everest Re Group, Ltd......................................  2,884  449,644
#*  Ezcorp, Inc. Class A.......................................  4,236   41,470
    FBL Financial Group, Inc. Class A..........................  1,900   81,282
    Federal Agricultural Mortgage Corp. Class C................    900   26,235
#   Federated Investors, Inc. Class B..........................  5,690  160,572
    Federated National Holding Co..............................    800   16,136
    Fidelity Southern Corp.....................................    667    9,238
    Fifth Third Bancorp........................................ 28,714  588,063
#   Financial Engines, Inc.....................................    276   10,750
    Financial Institutions, Inc................................    944   20,957
*   First Acceptance Corp......................................    900    2,079
#   First American Financial Corp..............................  9,336  253,379
    First Bancorp, Inc.........................................    181    2,970
*   First BanCorp.(318672706)..................................  6,611   33,981
    First Bancorp.(318910106)..................................  1,100   17,688
    First Busey Corp...........................................  6,162   34,199
*   First Cash Financial Services, Inc.........................  2,737  154,394
    First Citizens BancShares, Inc. Class A....................    337   74,932
    First Commonwealth Financial Corp..........................  8,831   75,593
    First Community Bancshares, Inc............................  1,200   17,652
    First Connecticut Bancorp, Inc.............................    711   10,580
    First Defiance Financial Corp..............................    674   18,205

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    First Financial Bancorp..................................  5,027 $   82,141
#   First Financial Bankshares, Inc..........................  4,584    134,678
    First Financial Corp.....................................  1,038     31,825
    First Financial Northwest, Inc...........................  1,000     10,520
    First Horizon National Corp.............................. 20,764    244,600
    First Interstate Bancsystem, Inc.........................    877     22,890
#*  First Marblehead Corp. (The).............................     30        152
    First Merchants Corp.....................................  2,666     53,133
    First Midwest Bancorp, Inc...............................  6,291    101,914
    First Niagara Financial Group, Inc....................... 32,449    279,061
    First Republic Bank......................................  4,611    215,426
    First South Bancorp, Inc.................................    100        764
    FirstMerit Corp.......................................... 11,254    198,070
    Flushing Financial Corp..................................  2,159     40,114
#   FNB Corp................................................. 14,269    175,509
*   FNF Group................................................ 12,528    339,634
*   FNFV Group...............................................  4,175     68,303
*   Forest City Enterprises, Inc. Class A.................... 15,624    299,512
#*  Forestar Group, Inc......................................  3,415     63,861
    Fox Chase Bancorp, Inc...................................    906     15,239
*   Franklin Financial Corp..................................    500      9,945
    Franklin Resources, Inc..................................  4,279    231,708
    Fulton Financial Corp.................................... 20,201    229,079
#   FXCM, Inc. Class A.......................................  3,568     48,596
#   Gain Capital Holdings, Inc...............................     56        356
    GAMCO Investors, Inc. Class A............................    400     30,652
*   Genworth Financial, Inc. Class A......................... 24,256    317,754
#   German American Bancorp, Inc.............................  1,018     26,315
    GFI Group, Inc...........................................  9,133     41,372
    Glacier Bancorp, Inc.....................................  7,284    192,880
*   Global Indemnity P.L.C...................................  1,457     36,323
    Goldman Sachs Group, Inc. (The)..........................  8,096  1,399,556
    Great Southern Bancorp, Inc..............................    967     30,151
*   Green Dot Corp. Class A..................................  2,677     48,159
#   Greenhill & Co., Inc.....................................  1,209     55,336
*   Greenlight Capital Re, Ltd. Class A......................  2,800     90,608
    Guaranty Bancorp.........................................    260      3,380
*   Hallmark Financial Services, Inc.........................  1,226     10,997
    Hancock Holding Co.......................................  6,490    210,536
    Hanmi Financial Corp.....................................  3,114     65,768
    Hanover Insurance Group, Inc. (The)......................  4,002    231,356
*   Harris & Harris Group, Inc...............................  1,900      5,928
    Hartford Financial Services Group, Inc. (The)............ 17,475    596,946
    HCC Insurance Holdings, Inc..............................  8,986    419,466
    HCI Group, Inc...........................................  1,345     53,666
    Heartland Financial USA, Inc.............................  1,412     33,648
    Heritage Commerce Corp...................................  1,500     12,000
    Heritage Financial Corp..................................  1,972     31,375
    Heritage Financial Group, Inc............................    299      6,010
    HFF, Inc. Class A........................................  2,315     78,617
*   Hilltop Holdings, Inc....................................  8,119    166,440
*   Home Bancorp, Inc........................................    500     10,960
    Home BancShares, Inc.....................................  5,809    174,619

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
*   HomeTrust Bancshares, Inc................................  1,700 $   25,857
    HopFed Bancorp, Inc......................................      6         72
    Horace Mann Educators Corp...............................  3,333     95,490
    Horizon Bancorp..........................................    450      9,594
*   Howard Hughes Corp. (The)................................  3,700    538,054
    Hudson City Bancorp, Inc................................. 25,524    248,859
    Hudson Valley Holding Corp...............................    983     17,094
    Huntington Bancshares, Inc............................... 42,414    416,505
    Iberiabank Corp..........................................  2,289    150,181
*   ICG Group, Inc...........................................  3,848     65,108
*   Imperial Holdings, Inc...................................     33        225
    Independence Holding Co..................................    330      4,128
#   Independent Bank Corp.(453836108)........................  1,890     69,004
    Independent Bank Corp.(453838609)........................     40        530
    Independent Bank Group, Inc..............................    227     10,898
    Interactive Brokers Group, Inc. Class A..................  6,009    138,297
    Intercontinental Exchange, Inc...........................  2,123    408,083
    International Bancshares Corp............................  4,874    123,556
    Intervest Bancshares Corp. Class A.......................    850      6,783
#*  INTL. FCStone, Inc.......................................  1,274     24,970
    Invesco, Ltd............................................. 11,888    447,345
*   Investment Technology Group, Inc.........................  2,400     43,896
    Investors Bancorp, Inc................................... 25,392    262,807
#   Janus Capital Group, Inc................................. 18,711    213,118
    JMP Group, Inc...........................................  1,310      8,829
    Jones Lang LaSalle, Inc..................................  3,267    404,128
    JPMorgan Chase & Co...................................... 94,967  5,476,747
*   KCG Holdings, Inc. Class A...............................  2,747     31,371
#*  Kearny Financial Corp....................................  2,195     33,079
    Kemper Corp..............................................  4,518    156,368
    Kennedy-Wilson Holdings, Inc.............................  7,113    166,444
    KeyCorp.................................................. 36,429    493,249
#*  Ladenburg Thalmann Financial Services, Inc...............  6,193     19,384
    Lakeland Bancorp, Inc....................................  2,154     21,626
    Lakeland Financial Corp..................................  1,443     52,511
    Legg Mason, Inc.......................................... 11,042    523,943
    Life Partners Holdings, Inc..............................  1,000      2,050
    Lincoln National Corp.................................... 11,008    576,709
#   LNB Bancorp, Inc.........................................    500      6,055
    Loews Corp...............................................  8,609    362,697
    Louisiana Bancorp, Inc...................................    100      1,967
    LPL Financial Holdings, Inc..............................  5,301    251,691
#   M&T Bank Corp............................................  5,157    626,576
    Macatawa Bank Corp.......................................  1,400      6,580
    Maiden Holdings, Ltd.....................................  5,000     57,400
    MainSource Financial Group, Inc..........................  1,400     22,862
    Manning & Napier, Inc....................................    562      9,638
*   Markel Corp..............................................    759    479,772
    MarketAxess Holdings, Inc................................  2,293    128,935
    Marlin Business Services Corp............................  1,180     21,712
    Marsh & McLennan Cos., Inc...............................  6,081    308,732
    MB Financial, Inc........................................  5,662    152,534
#*  MBIA, Inc................................................ 19,349    185,363

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
*   MBT Financial Corp.........................................    154 $    785
#   MCG Capital Corp...........................................  6,000   23,820
    McGraw Hill Financial, Inc.................................  2,380  190,924
#   Meadowbrook Insurance Group, Inc...........................  2,627   15,841
#   Medallion Financial Corp...................................  1,523   16,966
    Mercantile Bank Corp.......................................    625   11,950
    Merchants Bancshares, Inc..................................    444   12,903
    Mercury General Corp.......................................  5,303  261,014
#*  Meridian Bancorp, Inc......................................  2,845   30,897
    MetLife, Inc............................................... 18,100  952,060
*   Metro Bancorp, Inc.........................................    900   20,655
*   MGIC Investment Corp....................................... 12,754   94,252
    MidSouth Bancorp, Inc......................................  1,200   23,400
    Montpelier Re Holdings, Ltd................................  4,472  132,058
    Moody's Corp...............................................  4,708  409,596
    Morgan Stanley............................................. 27,697  895,721
*   MSCI, Inc..................................................  8,283  374,806
    NASDAQ OMX Group, Inc. (The)...............................  6,623  279,424
    National Interstate Corp...................................  1,011   27,388
    National Penn Bancshares, Inc.............................. 15,874  163,502
#*  Nationstar Mortgage Holdings, Inc..........................  2,100   64,071
    Navient Corp............................................... 17,771  305,661
*   Navigators Group, Inc. (The)...............................  1,318   80,134
    NBT Bancorp, Inc...........................................  3,211   75,041
    Nelnet, Inc. Class A.......................................  3,237  133,462
    New Hampshire Thrift Bancshares, Inc.......................    300    4,500
#   New York Community Bancorp, Inc............................ 23,630  375,244
*   NewBridge Bancorp..........................................    500    3,745
*   NewStar Financial, Inc.....................................  3,876   43,915
    Nicholas Financial, Inc....................................     82    1,068
    Northeast Community Bancorp, Inc...........................    436    3,039
    Northern Trust Corp........................................  7,530  503,682
    Northfield Bancorp, Inc....................................  5,307   67,717
    Northrim BanCorp, Inc......................................    400    9,800
#   Northwest Bancshares, Inc..................................  9,213  114,241
    OceanFirst Financial Corp..................................  1,430   22,751
#*  Ocwen Financial Corp.......................................  3,436  103,664
    OFG Bancorp................................................  4,365   69,665
    Old National Bancorp.......................................  8,225  110,051
    Old Republic International Corp............................ 23,478  337,848
    OmniAmerican Bancorp, Inc..................................    994   24,562
    OneBeacon Insurance Group, Ltd. Class A....................  2,219   32,841
    Oppenheimer Holdings, Inc. Class A.........................    900   20,538
    Oritani Financial Corp.....................................  4,852   71,810
    Pacific Continental Corp...................................  1,246   16,746
    PacWest Bancorp............................................  8,400  350,028
#   Park National Corp.........................................  1,052   79,258
    Park Sterling Corp.........................................  2,086   14,310
    PartnerRe, Ltd.............................................  3,342  348,771
#   Peapack Gladstone Financial Corp...........................     87    1,610
    Penns Woods Bancorp, Inc...................................    229    9,826
#   People's United Financial, Inc............................. 28,485  413,602
    Peoples Bancorp, Inc.......................................    848   19,784

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
#*  PHH Corp...................................................  5,872 $137,111
*   Phoenix Cos., Inc. (The)...................................    193   10,694
*   PICO Holdings, Inc.........................................  1,698   37,611
    Pinnacle Financial Partners, Inc...........................  2,728  100,936
*   Piper Jaffray Cos..........................................  1,000   51,600
    Platinum Underwriters Holdings, Ltd........................  2,634  154,352
    PNC Financial Services Group, Inc. (The)................... 10,305  850,781
*   Popular, Inc...............................................  8,062  257,178
#*  Portfolio Recovery Associates, Inc.........................  4,682  276,051
*   Preferred Bank.............................................  1,221   27,094
    Primerica, Inc.............................................  5,346  246,344
    Principal Financial Group, Inc............................. 11,827  587,565
    PrivateBancorp, Inc........................................  7,429  213,955
    ProAssurance Corp..........................................  5,966  260,297
    Progressive Corp. (The).................................... 21,719  509,093
    Prosperity Bancshares, Inc.................................  4,936  286,930
    Protective Life Corp.......................................  6,825  473,519
    Provident Financial Holdings, Inc..........................    600    8,550
    Provident Financial Services, Inc..........................  4,366   72,956
    Prudential Financial, Inc..................................  8,796  764,988
#   Pulaski Financial Corp.....................................    751    8,464
    QC Holdings, Inc...........................................    900    2,295
#   Radian Group, Inc.......................................... 10,400  131,664
    Raymond James Financial, Inc...............................  6,261  318,998
    RCS Capital Corp. Class A..................................  2,300   47,426
    Regions Financial Corp..................................... 65,111  660,226
    Reinsurance Group of America, Inc..........................  6,455  518,078
#   RenaissanceRe Holdings, Ltd................................  3,240  316,904
    Renasant Corp..............................................  2,411   68,472
    Republic Bancorp, Inc. Class A.............................  1,292   30,052
*   Republic First Bancorp, Inc................................  1,200    5,280
    Resource America, Inc. Class A.............................  2,023   19,057
*   Riverview Bancorp, Inc.....................................    100      382
#   RLI Corp...................................................  3,676  157,112
#   S&T Bancorp, Inc...........................................  2,253   54,815
#*  Safeguard Scientifics, Inc.................................  1,663   33,011
    Safety Insurance Group, Inc................................  2,413  120,674
    Sandy Spring Bancorp, Inc..................................  1,810   42,372
    SEI Investments Co.........................................  3,451  123,615
    Selective Insurance Group, Inc.............................  4,634  103,292
    SI Financial Group, Inc....................................    243    2,632
    Sierra Bancorp.............................................    844   13,335
*   Signature Bank.............................................  3,863  441,889
    Simmons First National Corp. Class A.......................  1,400   55,482
    Simplicity Bancorp, Inc....................................    726   11,761
    SLM Corp................................................... 23,760  210,514
    South State Corp...........................................  1,571   91,291
#   Southside Bancshares, Inc..................................  1,566   45,899
    Southwest Bancorp, Inc.....................................  1,486   22,914
#*  St Joe Co. (The)...........................................  4,685  107,005
    StanCorp Financial Group, Inc..............................  3,583  216,198
    State Auto Financial Corp..................................  2,212   46,695
    State Street Corp..........................................  7,868  554,222

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Sterling Bancorp.........................................  6,913 $   82,265
#   Stewart Information Services Corp........................  1,852     54,578
*   Stifel Financial Corp....................................  6,251    286,233
    Stock Yards Bancorp, Inc.................................  1,000     29,270
*   Suffolk Bancorp..........................................    658     13,325
*   Sun Bancorp, Inc.........................................  4,675     17,578
    SunTrust Banks, Inc...................................... 10,102    384,381
    Susquehanna Bancshares, Inc.............................. 18,744    190,814
*   SVB Financial Group......................................  4,021    438,369
*   SWS Group, Inc...........................................    700      5,012
    Symetra Financial Corp...................................  6,728    153,398
    Synovus Financial Corp...................................  9,208    216,848
    T Rowe Price Group, Inc..................................  2,530    196,480
*   Taylor Capital Group, Inc................................  1,781     37,971
    TCF Financial Corp....................................... 12,961    204,913
    TD Ameritrade Holding Corp............................... 17,598    565,248
#*  Tejon Ranch Co...........................................  1,276     36,494
    Territorial Bancorp, Inc.................................    900     18,090
*   Texas Capital Bancshares, Inc............................  3,704    192,793
    TF Financial Corp........................................     39      1,647
*   TFS Financial Corp....................................... 16,138    217,540
    Tompkins Financial Corp..................................  1,233     54,844
#   Torchmark Corp...........................................  6,031    318,075
#   Tower Group International, Ltd...........................  3,613      7,768
#   TowneBank................................................  2,139     31,614
    Travelers Cos., Inc. (The)............................... 10,611    950,321
*   Tree.com, Inc............................................    973     24,831
#   Trico Bancshares.........................................  1,559     34,875
#   TrustCo Bank Corp........................................  8,924     58,809
    Trustmark Corp...........................................  6,690    154,071
    U.S. Bancorp............................................. 45,552  1,914,551
    UMB Financial Corp.......................................  4,263    241,414
    Umpqua Holdings Corp.....................................  8,401    142,145
    Union Bankshares Corp....................................  3,433     81,980
#   United Bankshares, Inc...................................  5,077    162,870
    United Community Banks, Inc..............................  3,504     57,991
#   United Community Financial Corp..........................  2,544     10,939
    United Financial Bancorp, Inc............................  3,911     49,591
    United Fire Group, Inc...................................  1,591     44,962
*   United Security Bancshares...............................    370      2,163
#   Universal Insurance Holdings, Inc........................  4,299     51,846
    Univest Corp. of Pennsylvania............................  1,300     24,596
    Unum Group............................................... 11,966    410,793
    Validus Holdings, Ltd....................................  8,657    316,240
#   Valley National Bancorp.................................. 14,262    136,630
    ViewPoint Financial Group, Inc...........................  3,435     86,356
    Virtus Investment Partners, Inc..........................    532    109,087
    Voya Financial, Inc......................................  2,490     92,379
    Waddell & Reed Financial, Inc. Class A...................  2,982    157,420
*   Walker & Dunlop, Inc.....................................  1,702     23,232
    Washington Federal, Inc..................................  8,949    187,571
    Washington Trust Bancorp, Inc............................  1,189     40,902
#   Waterstone Financial, Inc................................  1,426     15,729

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Webster Financial Corp.................................   9,486 $   271,964
    Wells Fargo & Co....................................... 129,181   6,575,313
    WesBanco, Inc..........................................   2,821      84,291
    West Bancorporation, Inc...............................     899      13,089
#   Westamerica Bancorporation.............................   1,988      95,066
*   Western Alliance Bancorp...............................   6,834     156,499
    Westfield Financial, Inc...............................   1,934      13,963
#   Westwood Holdings Group, Inc...........................     360      19,372
    Willis Group Holdings P.L.C............................   7,306     297,720
    Wilshire Bancorp, Inc..................................   6,648      62,624
    Wintrust Financial Corp................................   4,255     197,134
#*  WisdomTree Investments, Inc............................   9,500      97,470
#*  World Acceptance Corp..................................     900      72,972
    WR Berkley Corp........................................   6,950     310,040
    WSFS Financial Corp....................................     410      29,352
    XL Group P.L.C.........................................  12,801     412,704
*   Yadkin Financial Corp..................................     166       3,081
    Zions Bancorporation...................................  14,959     431,118
                                                                    -----------
Total Financials...........................................          91,411,752
                                                                    -----------
Health Care -- (2.3%)
#   Abaxis, Inc............................................     500      23,705
#*  Accuray, Inc...........................................   5,614      44,182
#*  Albany Molecular Research, Inc.........................   2,219      42,250
#*  Alere, Inc.............................................   7,542     301,680
*   Align Technology, Inc..................................   1,994     108,095
*   Allscripts Healthcare Solutions, Inc...................  14,312     227,847
    AmerisourceBergen Corp.................................   4,700     361,477
    Analogic Corp..........................................   1,079      77,591
*   AngioDynamics, Inc.....................................   1,785      26,061
*   Anika Therapeutics, Inc................................   1,697      71,376
#*  athenahealth, Inc......................................     848     105,491
    Atrion Corp............................................     178      50,018
#*  Baxano Surgical, Inc...................................   1,149         609
*   Boston Scientific Corp.................................  58,121     742,786
#*  Bovie Medical Corp.....................................     200         766
*   Bruker Corp............................................   5,422     123,242
*   Cambrex Corp...........................................   3,800      80,066
    Cantel Medical Corp....................................   3,548     118,964
    Cardinal Health, Inc...................................   4,078     292,189
*   CareFusion Corp........................................   8,904     389,906
#*  Cepheid................................................   1,468      55,256
*   Cerner Corp............................................   1,200      66,240
*   Charles River Laboratories International, Inc..........   4,929     267,201
#   Computer Programs & Systems, Inc.......................     864      56,869
    CONMED Corp............................................   2,606     101,634
*   Covance, Inc...........................................   3,517     295,147
    CR Bard, Inc...........................................     995     148,484
    CryoLife, Inc..........................................   1,842      18,144
*   Cutera, Inc............................................   1,041      10,254
#*  Cyberonics, Inc........................................   1,300      77,311
*   Cynosure, Inc. Class A.................................   1,466      33,337
    DENTSPLY International, Inc............................   5,600     259,952

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
    Digirad Corp...............................................    600 $  1,980
*   Edwards Lifesciences Corp..................................  1,600  144,400
*   Exactech, Inc..............................................    760   17,282
*   Globus Medical, Inc. Class A...............................  4,136   92,233
*   Greatbatch, Inc............................................  1,800   89,118
#*  Haemonetics Corp...........................................  3,784  134,597
*   HealthStream, Inc..........................................    733   18,296
*   Henry Schein, Inc..........................................  3,073  357,236
    Hill-Rom Holdings, Inc.....................................  6,318  248,929
#*  Hologic, Inc...............................................  9,490  247,404
*   ICU Medical, Inc...........................................  1,365   79,511
*   IDEXX Laboratories, Inc....................................    985  122,613
*   Integra LifeSciences Holdings Corp.........................  2,879  136,522
*   Intuitive Surgical, Inc....................................    225  102,949
    Invacare Corp..............................................  2,100   31,437
    LeMaitre Vascular, Inc.....................................    800    6,472
#*  Luminex Corp...............................................  1,922   34,980
#*  Masimo Corp................................................  3,292   79,271
    McKesson Corp..............................................  2,088  400,604
*   MedAssets, Inc.............................................  6,271  133,196
*   Medical Action Industries, Inc.............................    700    9,660
*   Medidata Solutions, Inc....................................  1,848   82,864
    Medtronic, Inc............................................. 14,000  864,360
*   Merge Healthcare, Inc......................................  1,310    3,223
#   Meridian Bioscience, Inc...................................  2,062   40,642
*   Merit Medical Systems, Inc.................................  3,300   42,372
*   Mettler-Toledo International, Inc..........................    589  151,455
#*  MWI Veterinary Supply, Inc.................................    675   95,351
*   Natus Medical, Inc.........................................  2,472   71,119
*   NuVasive, Inc..............................................  2,801  104,701
*   Omnicell, Inc..............................................  3,791  103,873
*   OraSure Technologies, Inc..................................  1,425   11,728
*   Orthofix International NV..................................  1,246   41,193
#   Owens & Minor, Inc.........................................  6,644  219,850
#*  PAREXEL International Corp.................................  5,923  317,236
#   Patterson Cos., Inc........................................  6,055  236,206
*   PharMerica Corp............................................  1,793   48,393
#*  PhotoMedex, Inc............................................    413    4,456
#   Quality Systems, Inc.......................................  3,331   51,664
*   Quidel Corp................................................  1,711   40,842
#   ResMed, Inc................................................  3,037  157,134
*   RTI Surgical, Inc..........................................  3,864   17,658
#*  Sirona Dental Systems, Inc.................................  3,126  250,705
#*  Spectranetics Corp. (The)..................................  1,700   43,605
    St Jude Medical, Inc.......................................  4,668  304,307
#*  Staar Surgical Co..........................................    600    7,722
    STERIS Corp................................................  5,081  258,521
    Stryker Corp...............................................  2,950  235,322
*   SurModics, Inc.............................................    300    5,697
*   Symmetry Medical, Inc......................................  3,353   29,540
    Teleflex, Inc..............................................  3,100  333,994
*   Thoratec Corp..............................................  3,956  128,570
*   Tornier NV.................................................    511   10,593

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Health Care -- (Continued)
#   Utah Medical Products, Inc..............................    296 $    15,395
#*  Varian Medical Systems, Inc.............................  1,125      92,419
*   Vascular Solutions, Inc.................................  2,112      52,103
*   Waters Corp.............................................  1,300     134,472
    West Pharmaceutical Services, Inc.......................  5,622     229,097
*   Wright Medical Group, Inc...............................  3,160      97,391
    Zimmer Holdings, Inc....................................  6,719     672,370
                                                                    -----------
Total Health Care...........................................         12,674,963
                                                                    -----------
Industrials -- (12.1%)
    3M Co...................................................  7,605   1,071,468
#   AAON, Inc...............................................  4,320      84,758
    AAR Corp................................................  3,317      89,227
    ABM Industries, Inc.....................................  5,652     139,096
#   Acacia Research Corp....................................  4,008      68,376
*   ACCO Brands Corp........................................  4,130      27,341
*   Accuride Corp...........................................  1,372       6,860
    Aceto Corp..............................................  2,579      43,224
    Actuant Corp. Class A...................................  5,651     182,414
    Acuity Brands, Inc......................................  1,655     177,532
#   ADT Corp. (The).........................................  9,356     325,589
#*  Advisory Board Co. (The)................................  1,400      70,196
*   AECOM Technology Corp...................................  9,552     324,290
#*  Aegion Corp.............................................  3,771      86,394
    AGCO Corp...............................................  6,669     324,847
    Air Lease Corp..........................................  4,997     172,147
*   Air Transport Services Group, Inc.......................  4,074      31,248
    Aircastle, Ltd..........................................  3,400      61,030
    Alamo Group, Inc........................................    900      42,777
    Alaska Air Group, Inc................................... 14,000     615,580
    Albany International Corp. Class A......................  2,900     103,936
    Allegiant Travel Co.....................................  1,650     194,304
    Allegion P.L.C..........................................  1,303      67,013
    Allied Motion Technologies, Inc.........................    400       4,872
    Allison Transmission Holdings, Inc...................... 10,058     294,498
    Altra Industrial Motion Corp............................  3,013      94,458
    AMERCO..................................................  1,927     507,109
#*  Ameresco, Inc. Class A..................................  1,816      13,656
    American Airlines Group, Inc............................  8,897     345,648
#   American Railcar Industries, Inc........................  1,731     118,435
#   American Science & Engineering, Inc.....................    700      43,960
*   American Woodmark Corp..................................  1,528      44,923
    AMETEK, Inc.............................................  9,039     440,109
    AO Smith Corp...........................................  5,500     256,850
    Apogee Enterprises, Inc.................................  2,835      91,996
    Applied Industrial Technologies, Inc....................  3,412     165,346
*   ARC Document Solutions, Inc.............................  2,986      16,274
    ArcBest Corp............................................  1,800      57,114
    Argan, Inc..............................................  1,370      46,443
*   Armstrong World Industries, Inc.........................  3,732     181,674
    Astec Industries, Inc...................................  2,062      80,150
*   Astronics Corp..........................................  1,005      58,290
*   Astronics Corp. Class B.................................    161       9,293

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
#*  Atlas Air Worldwide Holdings, Inc........................  2,284 $   78,158
*   Avis Budget Group, Inc................................... 11,621    652,984
#   AZZ, Inc.................................................  2,433    106,176
*   B/E Aerospace, Inc.......................................  4,444    378,362
#   Baltic Trading, Ltd......................................    800      4,072
    Barnes Group, Inc........................................  4,970    170,222
    Barrett Business Services, Inc...........................    700     39,956
#*  Beacon Roofing Supply, Inc...............................  4,820    133,225
*   Blount International, Inc................................  6,191     80,854
#*  BlueLinx Holdings, Inc...................................  3,787      4,355
    Brady Corp. Class A......................................  4,124    107,843
*   Breeze-Eastern Corp......................................    497      5,223
#   Briggs & Stratton Corp...................................  3,200     58,656
    Brink's Co. (The)........................................  4,162    111,708
#*  Builders FirstSource, Inc................................  4,795     28,482
*   CAI International, Inc...................................  1,816     34,667
    Carlisle Cos., Inc.......................................  4,095    327,682
*   Casella Waste Systems, Inc. Class A......................  1,900      8,968
#*  CBIZ, Inc................................................  3,734     30,469
    CDI Corp.................................................  1,400     19,418
    Ceco Environmental Corp..................................  1,371     18,618
    Celadon Group, Inc.......................................  2,400     50,976
#   CH Robinson Worldwide, Inc...............................  1,519    102,472
#*  Chart Industries, Inc....................................  1,800    136,890
    Chicago Bridge & Iron Co. NV.............................  2,082    123,504
    Cintas Corp..............................................  4,500    281,700
    CIRCOR International, Inc................................  1,865    134,038
*   Civeo Corp...............................................  7,798    198,069
#   CLARCOR, Inc.............................................  1,618     95,964
#*  Clean Harbors, Inc.......................................  4,985    287,286
*   Colfax Corp..............................................  6,126    385,754
    Columbus McKinnon Corp...................................  1,655     38,479
    Comfort Systems USA, Inc.................................  2,727     40,632
*   Commercial Vehicle Group, Inc............................  1,100     10,076
    Con-way, Inc.............................................  4,471    220,644
    Copa Holdings SA Class A.................................    974    147,921
*   Copart, Inc..............................................  5,400    180,252
    Corporate Executive Board Co. (The)......................  2,528    156,913
    Courier Corp.............................................    900     11,745
#   Covanta Holding Corp..................................... 12,472    254,678
*   Covenant Transportation Group, Inc. Class A..............    500      5,945
*   CPI Aerostructures, Inc..................................    400      4,740
*   CRA International, Inc...................................    600     14,328
    Crane Co.................................................  3,501    240,204
    CSX Corp................................................. 34,921  1,044,836
    Cummins, Inc.............................................  1,784    248,672
    Curtiss-Wright Corp......................................  4,512    286,557
    Danaher Corp............................................. 10,605    783,497
    Deere & Co...............................................  6,872    584,876
    Delta Air Lines, Inc..................................... 19,255    721,292
    Deluxe Corp..............................................  4,950    272,299
    Donaldson Co., Inc.......................................  4,302    166,875
    Douglas Dynamics, Inc....................................  1,694     28,290

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Dover Corp...............................................  7,823 $  670,900
*   Ducommun, Inc............................................    789     21,816
#   Dun & Bradstreet Corp. (The).............................  1,341    147,550
*   DXP Enterprises, Inc.....................................  1,200     85,236
*   Dycom Industries, Inc....................................  3,315     93,218
    Dynamic Materials Corp...................................    900     18,432
#*  Eagle Bulk Shipping, Inc.................................     75        130
    Eastern Co. (The)........................................    312      5,042
    Eaton Corp. P.L.C........................................  9,295    631,316
#*  Echo Global Logistics, Inc...............................  1,665     36,647
    EMCOR Group, Inc.........................................  5,809    237,762
    Emerson Electric Co......................................  8,619    548,599
    Encore Wire Corp.........................................  2,116     88,745
#*  Energy Recovery, Inc.....................................  3,500     15,680
#   EnerSys..................................................  4,945    313,661
#*  Engility Holdings, Inc...................................    773     26,715
    Ennis, Inc...............................................  1,743     24,716
#*  EnPro Industries, Inc....................................  2,200    150,524
    Equifax, Inc.............................................  3,435    261,369
    ESCO Technologies, Inc...................................  1,814     60,860
    Espey Manufacturing & Electronics Corp...................    200      4,915
    Expeditors International of Washington, Inc..............  2,430    104,927
    Exponent, Inc............................................  1,100     78,188
#   Fastenal Co..............................................  5,534    245,433
    Federal Signal Corp......................................  4,281     61,903
    FedEx Corp...............................................  8,578  1,259,937
    Flowserve Corp...........................................  2,226    164,813
    Fluor Corp...............................................  7,166    522,186
    Fortune Brands Home & Security, Inc......................  4,901    185,209
    Forward Air Corp.........................................  2,278    101,986
*   Franklin Covey Co........................................  1,096     20,671
#   Franklin Electric Co., Inc...............................  4,821    176,690
    FreightCar America, Inc..................................    900     19,422
*   FTI Consulting, Inc......................................  2,930    108,293
*   Fuel Tech, Inc...........................................  1,500      7,545
*   Furmanite Corp...........................................  3,862     35,337
    G&K Services, Inc. Class A...............................  1,625     78,146
#   GATX Corp................................................  3,852    238,824
#*  Generac Holdings, Inc....................................  2,918    126,641
    General Cable Corp.......................................  4,217     93,744
*   Genesee & Wyoming, Inc. Class A..........................  2,914    290,613
*   Gibraltar Industries, Inc................................  2,300     33,787
    Global Power Equipment Group, Inc........................  1,450     23,882
#*  Goldfield Corp. (The)....................................    600        942
#   Gorman-Rupp Co. (The)....................................  1,756     50,889
*   GP Strategies Corp.......................................  2,129     57,930
    Graco, Inc...............................................  1,834    135,991
#*  GrafTech International, Ltd.............................. 10,247     86,075
    Graham Corp..............................................    700     21,112
    Granite Construction, Inc................................  3,119    101,523
*   Great Lakes Dredge & Dock Corp...........................  6,473     46,735
#   Greenbrier Cos., Inc. (The)..............................  2,478    159,707
    Griffon Corp.............................................  5,226     56,284

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   H&E Equipment Services, Inc................................  2,268 $ 82,056
    Hardinge, Inc..............................................  1,051   12,538
    Harsco Corp................................................  8,214  207,568
#*  Hawaiian Holdings, Inc.....................................  5,433   75,682
#   Healthcare Services Group, Inc.............................  3,376   88,249
#   Heartland Express, Inc.....................................  8,800  197,560
#   HEICO Corp.................................................  2,200  108,152
    HEICO Corp. Class A........................................  1,387   55,910
    Heidrick & Struggles International, Inc....................  1,162   21,695
*   Heritage-Crystal Clean, Inc................................     57      967
    Herman Miller, Inc.........................................  4,581  133,948
*   Hertz Global Holdings, Inc................................. 31,214  880,859
*   Hexcel Corp................................................  6,800  253,300
*   Hill International, Inc....................................  2,600   12,506
    Hillenbrand, Inc...........................................  5,753  172,878
    HNI Corp...................................................  3,507  123,937
    Honeywell International, Inc...............................  7,169  658,329
    Houston Wire & Cable Co....................................  1,200   14,412
*   Hub Group, Inc. Class A....................................  3,042  140,480
    Hubbell, Inc. Class A......................................    167   20,471
    Hubbell, Inc. Class B......................................  2,150  251,421
*   Hudson Global, Inc.........................................  2,300    8,855
    Hurco Cos., Inc............................................    500   16,055
*   Huron Consulting Group, Inc................................  2,502  151,221
    Hyster-Yale Materials Handling, Inc........................  1,249  100,045
*   ICF International, Inc.....................................  1,396   48,260
    IDEX Corp..................................................  5,631  426,942
*   IHS, Inc. Class A..........................................    700   91,959
    Illinois Tool Works, Inc...................................  5,172  426,018
    Ingersoll-Rand P.L.C.......................................  7,198  423,170
#*  InnerWorkings, Inc.........................................  3,312   26,993
*   Innovative Solutions & Support, Inc........................    400    2,380
    Insperity, Inc.............................................  2,668   85,136
    Insteel Industries, Inc....................................  1,312   24,075
*   Integrated Electrical Services, Inc........................    315    2,007
#   Interface, Inc.............................................  4,868   77,158
    International Shipholding Corp.............................    500   10,600
#   Intersections, Inc.........................................  1,300    4,797
    Iron Mountain, Inc......................................... 10,903  365,360
    ITT Corp...................................................  6,349  291,864
*   Jacobs Engineering Group, Inc..............................  5,362  272,443
    JB Hunt Transport Services, Inc............................  1,300  100,438
#*  JetBlue Airways Corp....................................... 21,645  232,034
    John Bean Technologies Corp................................  1,711   44,572
#   Joy Global, Inc............................................  6,614  391,946
    Kadant, Inc................................................    500   19,070
    Kaman Corp.................................................  2,194   87,782
#   Kansas City Southern.......................................  4,545  495,678
    KAR Auction Services, Inc..................................  8,873  260,068
    KBR, Inc...................................................  7,060  145,860
    Kelly Services, Inc. Class A...............................  3,623   57,751
    Kennametal, Inc............................................  6,737  284,840
*   Key Technology, Inc........................................    200    2,608

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Kforce, Inc................................................  3,920 $ 77,969
    Kimball International, Inc. Class B........................  2,971   46,853
*   Kirby Corp.................................................  5,156  600,468
    Knight Transportation, Inc.................................  9,295  222,708
    Knightsbridge Tankers, Ltd.................................  2,800   31,920
    Knoll, Inc.................................................  4,272   71,812
*   Korn/Ferry International...................................  3,862  113,620
#   Landstar System, Inc.......................................  2,070  136,889
*   Lawson Products, Inc.......................................    700   13,230
#*  Layne Christensen Co.......................................  1,949   21,147
    LB Foster Co. Class A......................................    744   34,708
    Lennox International, Inc..................................  2,152  183,609
    Lincoln Electric Holdings, Inc.............................  4,752  315,723
#   Lindsay Corp...............................................  1,207   97,707
*   LMI Aerospace, Inc.........................................    900   11,781
    LS Starrett Co. (The) Class A..............................    230    3,436
    LSI Industries, Inc........................................  1,905   13,602
*   Lydall, Inc................................................  1,100   27,753
#   Manitowoc Co., Inc. (The)..................................  9,968  264,750
    Manpowergroup, Inc.........................................  3,927  305,874
    Marten Transport, Ltd......................................  2,514   50,883
    Masco Corp.................................................  5,131  106,725
#*  MasTec, Inc................................................  7,832  212,952
    Matson, Inc................................................  3,461   93,274
#   McGrath RentCorp...........................................  1,766   61,015
*   Meritor, Inc...............................................  5,864   73,710
#*  Metalico, Inc..............................................  2,075    3,092
*   Mfri, Inc..................................................    300    3,303
*   Middleby Corp. (The).......................................  2,430  177,050
    Miller Industries, Inc.....................................    800   15,352
*   Mistras Group, Inc.........................................  1,695   35,798
    Mobile Mini, Inc...........................................  4,479  169,127
*   Moog, Inc. Class A.........................................  2,878  190,006
*   Moog, Inc. Class B.........................................    262   17,610
#   MSA Safety, Inc............................................  3,267  169,165
#   MSC Industrial Direct Co., Inc. Class A....................  1,923  164,013
    Mueller Industries, Inc....................................  5,524  153,733
    Mueller Water Products, Inc. Class A....................... 16,709  129,495
    Multi-Color Corp...........................................    800   31,496
*   MYR Group, Inc.............................................  1,744   43,269
*   Navigant Consulting, Inc...................................  4,670   76,214
#*  Navistar International Corp................................  2,292   80,610
#*  NCI Building Systems, Inc..................................    513    8,598
    Nielsen NV.................................................  7,225  333,145
    NL Industries, Inc.........................................  2,000   17,400
    NN, Inc....................................................  1,333   38,657
    Nordson Corp...............................................  2,843  213,708
    Norfolk Southern Corp......................................  8,800  894,608
*   Nortek, Inc................................................    152   12,125
*   Northwest Pipe Co..........................................    665   23,840
#*  NOW, Inc...................................................  2,054   66,118
#*  Ocean Power Technologies, Inc..............................    500      690
*   Old Dominion Freight Line, Inc.............................  6,405  406,589

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
*   On Assignment, Inc.........................................  5,656 $152,769
*   Orbital Sciences Corp......................................  7,578  194,527
*   Orion Energy Systems, Inc..................................    900    3,789
*   Orion Marine Group, Inc....................................  1,535   16,593
    Oshkosh Corp...............................................  6,145  284,022
    Owens Corning..............................................  7,310  248,905
    PACCAR, Inc................................................  4,592  285,944
    Pall Corp..................................................  1,700  131,699
*   PAM Transportation Services, Inc...........................    500   17,380
    Park-Ohio Holdings Corp....................................  1,483   88,031
    Parker Hannifin Corp.......................................  2,199  252,775
*   Patrick Industries, Inc....................................  1,039   43,274
*   Pendrell Corp..............................................  6,146    9,035
    Pentair P.L.C..............................................  8,367  536,074
*   PGT, Inc...................................................  4,678   43,318
*   Pike Corp..................................................  2,564   20,666
    Pitney Bowes, Inc..........................................  8,508  230,226
*   PMFG, Inc..................................................    999    5,165
*   Polypore International, Inc................................  3,141  135,377
    Powell Industries, Inc.....................................    901   52,627
#*  PowerSecure International, Inc.............................    984    9,673
    Precision Castparts Corp...................................  1,900  434,720
    Preformed Line Products Co.................................    322   17,449
    Primoris Services Corp.....................................  6,129  146,361
#*  Proto Labs, Inc............................................    741   60,021
    Quad/Graphics, Inc.........................................    842   17,783
*   Quality Distribution, Inc..................................  1,489   19,878
    Quanex Building Products Corp..............................  3,119   53,304
*   Quanta Services, Inc.......................................  9,052  303,151
#   Raven Industries, Inc......................................  3,272   91,191
    RBC Bearings, Inc..........................................  2,352  130,489
*   RCM Technologies, Inc......................................    300    2,013
    Regal-Beloit Corp..........................................  3,437  241,587
*   Republic Airways Holdings, Inc.............................  4,503   44,760
    Republic Services, Inc..................................... 13,754  521,689
    Resources Connection, Inc..................................  3,398   51,310
*   Rexnord Corp...............................................  5,267  141,735
*   Roadrunner Transportation Systems, Inc.....................  3,053   76,752
    Robert Half International, Inc.............................  3,697  179,859
    Rockwell Automation, Inc...................................  2,568  286,743
    Rollins, Inc...............................................  3,098   87,704
    Roper Industries, Inc......................................  3,633  523,406
*   RPX Corp...................................................  5,300   82,680
#   RR Donnelley & Sons Co..................................... 13,937  241,946
#*  Rush Enterprises, Inc. Class A.............................  2,608   91,880
    Ryder System, Inc..........................................  5,450  469,408
*   Saia, Inc..................................................  2,584  117,960
*   Sensata Technologies Holding NV............................  1,533   70,886
    SIFCO Industries, Inc......................................    157    4,394
    Simpson Manufacturing Co., Inc.............................  4,083  124,164
    SkyWest, Inc...............................................  4,435   47,410
*   SL Industries, Inc.........................................    160    5,789
    Snap-on, Inc...............................................  2,500  300,500

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
    Southwest Airlines Co.................................... 38,606 $1,091,778
*   SP Plus Corp.............................................    600     11,760
*   Spirit Aerosystems Holdings, Inc. Class A................  6,809    221,769
*   Spirit Airlines, Inc.....................................  5,533    361,969
    SPX Corp.................................................  3,471    344,080
*   Standard Register Co. (The)..............................    220      1,199
    Standex International Corp...............................  1,192     78,612
    Stanley Black & Decker, Inc..............................  5,853    511,845
    Steelcase, Inc. Class A..................................  9,725    146,847
*   Stericycle, Inc..........................................    993    116,826
#*  Sterling Construction Co., Inc...........................    832      7,380
#   Sun Hydraulics Corp......................................  1,817     66,284
*   Swift Transportation Co..................................  7,352    150,348
    TAL International Group, Inc.............................  3,220    142,324
#*  Taser International, Inc.................................  4,043     48,759
*   Team, Inc................................................  1,660     65,753
*   Tecumseh Products Co.....................................    610      2,971
*   Teledyne Technologies, Inc...............................  1,450    132,240
    Tennant Co...............................................  1,262     92,063
#   Terex Corp...............................................  9,365    323,186
    Tetra Tech, Inc..........................................  4,748    115,281
#   Textainer Group Holdings, Ltd............................  5,806    212,325
*   Thermon Group Holdings, Inc..............................    465     11,337
    Timken Co. (The).........................................  4,108    181,984
#   Titan International, Inc.................................  3,320     49,534
#*  Titan Machinery, Inc.....................................  1,637     23,998
    Toro Co. (The)...........................................  2,217    131,535
    Towers Watson & Co. Class A..............................  2,442    249,133
    TransDigm Group, Inc.....................................  1,078    181,018
*   TRC Cos., Inc............................................  1,036      5,211
#*  Trex Co., Inc............................................  1,436     40,423
*   Trimas Corp..............................................  3,517    111,419
    Trinity Industries, Inc.................................. 13,370    583,467
#   Triumph Group, Inc.......................................  4,187    265,246
*   TrueBlue, Inc............................................  4,540    122,535
*   Tutor Perini Corp........................................  4,450    121,173
    Twin Disc, Inc...........................................  1,100     31,724
    Tyco International, Ltd..................................  3,907    168,587
*   Ultralife Corp...........................................    900      3,249
    UniFirst Corp............................................  1,405    136,580
    Union Pacific Corp....................................... 29,854  2,934,947
*   United Continental Holdings, Inc......................... 24,322  1,128,298
    United Parcel Service, Inc. Class B......................  6,514    632,444
#*  United Rentals, Inc......................................  6,565    695,233
#   United Stationers, Inc...................................  3,103    119,714
    United Technologies Corp................................. 12,279  1,291,137
    Universal Forest Products, Inc...........................  1,415     61,949
    Universal Truckload Services, Inc........................  1,125     27,326
    URS Corp.................................................  7,053    403,925
    US Ecology, Inc..........................................  2,310    104,551
#*  USA Truck, Inc...........................................    505      9,343
#*  USG Corp.................................................  4,037    106,779
#   UTi Worldwide, Inc....................................... 10,073     95,291

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
#   Valmont Industries, Inc................................   1,927 $   280,629
*   Verisk Analytics, Inc. Class A.........................   2,360     141,694
#*  Veritiv Corp...........................................     255      10,180
    Viad Corp..............................................   1,848      39,215
*   Vicor Corp.............................................   1,600      12,608
#*  Wabash National Corp...................................   7,495     102,007
*   WABCO Holdings, Inc....................................   1,232     120,095
    Wabtec Corp............................................   1,200      96,816
    Waste Connections, Inc.................................   8,521     403,384
    Waste Management, Inc..................................   9,825     441,044
    Watsco, Inc............................................   1,518     135,967
#   Watts Water Technologies, Inc. Class A.................   2,837     165,851
#   Werner Enterprises, Inc................................   7,357     180,835
*   Wesco Aircraft Holdings, Inc...........................   3,750      71,063
#*  WESCO International, Inc...............................   4,200     329,658
    West Corp..............................................   1,354      34,893
*   Willis Lease Finance Corp..............................     400       9,112
    Woodward, Inc..........................................   4,997     249,650
#   WW Grainger, Inc.......................................   1,477     347,317
#*  XPO Logistics, Inc.....................................   1,024      31,631
    Xylem, Inc.............................................   7,840     276,674
                                                                    -----------
Total Industrials..........................................          65,646,080
                                                                    -----------
Information Technology -- (16.4%)
*   3D Systems Corp........................................   1,097      54,993
    Accenture P.L.C. Class A...............................   6,635     526,023
*   ACI Worldwide, Inc.....................................  10,143     190,080
#*  Acorn Energy, Inc......................................   1,200       2,580
    Activision Blizzard, Inc...............................  27,130     607,169
*   Actuate Corp...........................................   5,500      23,210
*   Acxiom Corp............................................   8,058     147,623
*   Adobe Systems, Inc.....................................   2,817     194,683
#   ADTRAN, Inc............................................   3,700      82,288
*   Advanced Energy Industries, Inc........................   3,977      66,893
#*  Advanced Micro Devices, Inc............................  19,102      74,689
    Advent Software, Inc...................................   3,324     107,897
*   Agilysys, Inc..........................................   1,500      19,725
*   Akamai Technologies, Inc...............................   4,915     290,083
#*  Alliance Data Systems Corp.............................   1,045     274,093
*   Alpha & Omega Semiconductor, Ltd.......................   1,573      14,393
    Altera Corp............................................  13,214     432,362
    Amdocs, Ltd............................................   7,478     339,053
    American Software, Inc. Class A........................   1,755      16,339
*   Amkor Technology, Inc..................................  10,538      93,261
    Amphenol Corp. Class A.................................   1,929     185,512
*   Amtech Systems, Inc....................................     400       3,912
#*  ANADIGICS, Inc.........................................   1,360       1,088
    Analog Devices, Inc....................................  11,199     555,806
    Anixter International, Inc.............................   2,363     203,147
*   ANSYS, Inc.............................................   1,700     130,798
*   AOL, Inc...............................................   6,930     267,152
    Apple, Inc............................................. 113,939  10,889,150
    Applied Materials, Inc.................................  19,110     400,546

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
#*  Applied Micro Circuits Corp.............................   4,195 $   35,028
*   ARRIS Group, Inc........................................  10,814    369,514
*   Arrow Electronics, Inc..................................   8,995    521,260
*   Aspen Technology, Inc...................................   3,712    161,249
*   Atmel Corp..............................................  14,000    114,800
*   Autodesk, Inc...........................................   2,200    117,370
    Automatic Data Processing, Inc..........................   4,797    390,044
    Avago Technologies, Ltd.................................   2,800    194,264
*   AVG Technologies NV.....................................   3,068     52,156
*   Aviat Networks, Inc.....................................   3,735      4,856
*   Avid Technology, Inc....................................   2,744     20,443
    Avnet, Inc..............................................   9,919    419,871
    AVX Corp................................................   6,101     82,974
*   AXT, Inc................................................   2,400      5,160
#   Badger Meter, Inc.......................................   1,200     59,880
#*  Bankrate, Inc...........................................   7,400    124,764
    Bel Fuse, Inc. Class B..................................     700     16,548
    Belden, Inc.............................................   2,262    153,590
*   Benchmark Electronics, Inc..............................   4,214    101,768
    Black Box Corp..........................................   1,262     26,123
#   Blackbaud, Inc..........................................   2,727    100,108
*   Blackhawk Network Holdings, Inc. Class B................   2,320     64,705
*   Blucora, Inc............................................   3,873     66,112
#   Booz Allen Hamilton Holding Corp........................   5,733    127,502
*   Bottomline Technologies de, Inc.........................   2,912     82,439
    Broadcom Corp. Class A..................................   6,200    237,212
    Broadridge Financial Solutions, Inc.....................   6,214    250,859
*   BroadVision, Inc........................................     200      1,860
    Brocade Communications Systems, Inc.....................  41,480    382,031
    Brooks Automation, Inc..................................   5,104     51,959
*   Bsquare Corp............................................     500      1,525
*   BTU International, Inc..................................     400      1,336
    CA, Inc.................................................  17,698    511,118
*   Cabot Microelectronics Corp.............................   2,465     99,068
#*  CACI International, Inc. Class A........................   2,066    142,533
#*  Cadence Design Systems, Inc.............................   7,400    124,542
*   CalAmp Corp.............................................   1,600     27,216
*   Calix, Inc..............................................   5,315     49,376
#*  Cardtronics, Inc........................................   3,588    138,353
*   Cascade Microtech, Inc..................................     700      7,742
#   Cass Information Systems, Inc...........................     876     39,534
#*  Ceva, Inc...............................................   1,230     17,503
*   Checkpoint Systems, Inc.................................   3,000     36,720
*   CIBER, Inc..............................................   4,882     17,038
#*  Ciena Corp..............................................   5,359    104,661
*   Cirrus Logic, Inc.......................................   6,738    151,133
    Cisco Systems, Inc...................................... 113,327  2,859,240
*   Citrix Systems, Inc.....................................   4,502    304,920
#*  Clearfield, Inc.........................................     600      7,722
*   Cognex Corp.............................................   2,616    107,204
*   Cognizant Technology Solutions Corp. Class A............   3,416    167,555
*   Coherent, Inc...........................................   1,988    117,113
    Cohu, Inc...............................................   1,699     18,944

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Communications Systems, Inc................................    400 $  4,416
*   CommVault Systems, Inc.....................................    924   44,370
    Computer Sciences Corp..................................... 10,214  637,251
    Computer Task Group, Inc...................................  1,668   23,886
    Compuware Corp............................................. 18,820  171,262
*   comScore, Inc..............................................  1,191   43,102
    Comtech Telecommunications Corp............................  1,300   43,940
*   Comverse, Inc..............................................    800   20,544
#*  Concur Technologies, Inc...................................  1,121  104,208
    Concurrent Computer Corp...................................  1,400   10,430
*   Constant Contact, Inc......................................    710   22,102
    Convergys Corp.............................................  8,388  162,643
#*  Conversant, Inc............................................ 10,423  243,586
*   CoreLogic, Inc.............................................  9,208  250,458
*   CoStar Group, Inc..........................................  1,027  147,611
#*  Cray, Inc..................................................  3,309   87,755
#*  Cree, Inc..................................................  5,708  269,589
#*  Crexendo, Inc..............................................    100      316
    CSG Systems International, Inc.............................  3,464   90,203
    CTS Corp...................................................  1,493   25,963
    Daktronics, Inc............................................  2,912   32,323
*   Datalink Corp..............................................  1,905   21,527
#*  Dealertrack Technologies, Inc..............................  4,432  166,510
#*  Demand Media, Inc..........................................  3,316   18,006
*   Dice Holdings, Inc.........................................  4,814   44,096
#   Diebold, Inc...............................................  3,691  139,077
*   Digi International, Inc....................................  1,926   15,909
#   Digimarc Corp..............................................    400   10,144
*   Digital River, Inc.........................................  2,881   41,169
*   Diodes, Inc................................................  3,494   89,097
#*  Dolby Laboratories, Inc. Class A...........................  3,796  169,453
*   Dot Hill Systems Corp......................................    817    3,211
*   DSP Group, Inc.............................................  1,882   16,693
    DST Systems, Inc...........................................  3,628  326,774
*   DTS, Inc...................................................  1,197   21,654
    EarthLink Holdings Corp....................................  5,823   22,943
*   eBay, Inc.................................................. 10,538  556,406
#   Ebix, Inc..................................................  3,114   39,112
#*  Echelon Corp...............................................  1,167    2,637
*   EchoStar Corp. Class A.....................................  3,056  154,939
    Electro Rent Corp..........................................  2,186   33,337
    Electro Scientific Industries, Inc.........................  1,665    9,957
*   Electronic Arts, Inc.......................................  4,650  156,240
*   Electronics for Imaging, Inc...............................  4,349  191,660
*   Ellie Mae, Inc.............................................  1,499   43,051
#*  eMagin Corp................................................    200      468
    EMC Corp................................................... 31,950  936,135
#*  Emcore Corp................................................  1,542    6,261
*   Emulex Corp................................................  8,592   50,521
#*  EnerNOC, Inc...............................................  3,307   59,261
*   Entegris, Inc.............................................. 13,244  152,174
*   Entropic Communications, Inc...............................  6,177   17,234
*   Envestnet, Inc.............................................  1,539   67,116

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
*   EPAM Systems, Inc........................................  2,093 $   80,915
    EPIQ Systems, Inc........................................  2,540     36,627
*   ePlus, Inc...............................................    624     34,127
#*  Equinix, Inc.............................................    691    148,233
*   Euronet Worldwide, Inc...................................  5,099    255,154
*   Exar Corp................................................  4,467     43,017
*   ExlService Holdings, Inc.................................  2,149     60,279
*   Extreme Networks, Inc....................................  4,120     19,364
*   F5 Networks, Inc.........................................    800     90,072
*   Fabrinet.................................................  2,462     45,793
*   Facebook, Inc. Class A................................... 10,452    759,338
#   FactSet Research Systems, Inc............................  1,663    199,776
    Fair Isaac Corp..........................................  2,930    167,450
*   Fairchild Semiconductor International, Inc............... 12,052    183,431
*   FalconStor Software, Inc.................................  2,300      3,473
#*  FARO Technologies, Inc...................................  1,300     65,819
    FEI Co...................................................  2,100    160,860
    Fidelity National Information Services, Inc.............. 10,939    616,960
#*  Finisar Corp............................................. 10,080    198,878
#*  First Solar, Inc.........................................  8,456    533,658
*   Fiserv, Inc.............................................. 11,032    680,343
*   FleetCor Technologies, Inc...............................  1,366    181,391
*   FormFactor, Inc..........................................  5,406     36,491
    Forrester Research, Inc..................................  1,765     68,270
*   Fortinet, Inc............................................  3,600     88,380
*   Freescale Semiconductor, Ltd.............................  3,035     60,761
*   Frequency Electronics, Inc...............................    400      4,576
*   Gartner, Inc.............................................  1,984    135,745
*   Genpact, Ltd.............................................  8,673    152,645
    Global Payments, Inc.....................................  5,539    383,687
*   Google, Inc. Class A.....................................  2,213  1,282,544
*   Google, Inc. Class C.....................................  2,213  1,264,951
*   GSI Group, Inc...........................................  2,146     24,743
*   GSI Technology, Inc......................................  1,600     10,240
#*  GT Advanced Technologies, Inc............................  5,500     76,120
*   GTT Communications, Inc..................................  1,262     12,822
#*  Guidance Software, Inc...................................    500      3,870
    Hackett Group, Inc. (The)................................  2,800     16,800
*   Harmonic, Inc............................................  9,892     59,352
    Harris Corp..............................................  1,844    125,890
#   Heartland Payment Systems, Inc...........................  2,158    102,505
    Hewlett-Packard Co....................................... 84,129  2,995,834
    IAC/InterActiveCorp......................................  5,080    341,376
*   ID Systems, Inc..........................................    100        572
*   Identiv, Inc.............................................    249      2,739
*   IEC Electronics Corp.....................................    450      1,940
*   iGATE Corp...............................................  3,709    132,337
*   II-VI, Inc...............................................  4,368     59,929
*   Imation Corp.............................................  1,900      6,118
*   Immersion Corp...........................................  1,700     23,205
#*  Infinera Corp............................................ 10,687     98,320
*   Informatica Corp.........................................  3,140     99,601
*   Ingram Micro, Inc. Class A............................... 10,867    311,883

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
*   Innodata, Inc...........................................     700 $    2,128
*   Inphi Corp..............................................   2,200     33,572
*   Insight Enterprises, Inc................................   4,000    105,080
*   Integrated Device Technology, Inc.......................  13,970    200,609
    Integrated Silicon Solution, Inc........................   2,651     38,758
#   Intel Corp.............................................. 174,364  5,909,196
#*  Interactive Intelligence Group, Inc.....................     300     13,611
#   InterDigital, Inc.......................................   3,147    138,751
#*  Internap Network Services Corp..........................   4,800     34,608
    International Business Machines Corp....................   8,942  1,713,913
*   International Rectifier Corp............................   7,178    178,302
    Intersil Corp. Class A..................................  12,304    157,860
#*  Intevac, Inc............................................   1,700     10,778
    Intuit, Inc.............................................   2,740    224,598
#*  iPass, Inc..............................................   2,100      2,814
#*  IPG Photonics Corp......................................   1,700    114,495
#*  Itron, Inc..............................................   3,465    124,671
*   Ixia....................................................   7,078     75,735
    IXYS Corp...............................................   2,328     26,586
#   j2 Global, Inc..........................................   3,521    172,247
    Jabil Circuit, Inc......................................  18,215    363,571
    Jack Henry & Associates, Inc............................   3,416    199,324
*   JDS Uniphase Corp.......................................  13,298    157,847
*   Juniper Networks, Inc...................................  20,045    471,859
*   Kemet Corp..............................................   1,223      6,029
*   Key Tronic Corp.........................................     700      7,420
    KLA-Tencor Corp.........................................   7,152    511,296
#*  Knowles Corp............................................   3,338     97,069
#*  Kofax, Ltd..............................................   1,400     10,052
*   Kulicke & Soffa Industries, Inc.........................   6,802     92,643
*   KVH Industries, Inc.....................................     884     11,501
    Lam Research Corp.......................................   7,227    505,890
*   Lattice Semiconductor Corp..............................   7,554     51,669
    Leidos Holdings, Inc....................................   6,493    239,851
#   Lexmark International, Inc. Class A.....................   6,300    302,589
*   Limelight Networks, Inc.................................   7,507     19,293
    Linear Technology Corp..................................   4,791    211,451
*   LinkedIn Corp. Class A..................................     500     90,320
*   Lionbridge Technologies, Inc............................   7,777     44,562
#*  Liquidity Services, Inc.................................     151      2,037
    Littelfuse, Inc.........................................   2,023    175,839
*   LoJack Corp.............................................   1,205      6,097
*   Magnachip Semiconductor Corp............................   3,805     53,308
*   Manhattan Associates, Inc...............................   5,332    156,548
    Marchex, Inc. Class B...................................   1,400     15,400
    Marvell Technology Group, Ltd...........................  20,870    278,406
    MasterCard, Inc. Class A................................   8,000    593,200
#*  Mattersight Corp........................................     151        722
    Maxim Integrated Products, Inc..........................  10,341    303,095
    MAXIMUS, Inc............................................   5,134    212,342
#*  MaxLinear, Inc. Class A.................................   1,000      9,480
*   Maxwell Technologies, Inc...............................   1,381     15,025
#*  Measurement Specialties, Inc............................   1,565    134,574

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
    Mentor Graphics Corp..................................... 11,565 $  228,409
#   Mesa Laboratories, Inc...................................    256     19,576
    Methode Electronics, Inc.................................  3,800    121,524
    Micrel, Inc..............................................  4,040     42,258
#   Microchip Technology, Inc................................  3,941    177,424
*   Micron Technology, Inc................................... 46,607  1,423,844
*   MICROS Systems, Inc......................................  1,944    131,473
*   Microsemi Corp...........................................  8,579    205,724
    Microsoft Corp........................................... 85,668  3,697,431
    MKS Instruments, Inc.....................................  5,038    160,108
    MOCON, Inc...............................................    400      6,200
#*  ModusLink Global Solutions, Inc..........................  2,008      7,490
*   MoneyGram International, Inc.............................  1,187     17,152
    Monolithic Power Systems, Inc............................  3,036    125,205
    Monotype Imaging Holdings, Inc...........................  3,218     96,186
*   Monster Worldwide, Inc...................................  8,316     54,054
#*  MoSys, Inc...............................................  4,500     14,895
    Motorola Solutions, Inc..................................  3,260    207,597
*   Move, Inc................................................    546      7,972
    MTS Systems Corp.........................................  1,176     77,616
*   Multi-Fineline Electronix, Inc...........................  1,449     14,142
*   Nanometrics, Inc.........................................  2,275     35,399
*   NAPCO Security Technologies, Inc.........................    990      4,782
    National Instruments Corp................................  3,787    120,578
*   NCI, Inc. Class A........................................    397      3,565
*   NCR Corp................................................. 12,007    371,617
    NetApp, Inc.............................................. 13,576    527,292
*   NETGEAR, Inc.............................................  2,872     89,922
*   Netscout Systems, Inc....................................  2,794    118,829
#*  NetSuite, Inc............................................    550     46,371
#*  NeuStar, Inc. Class A....................................  2,100     58,506
*   Newport Corp.............................................  2,772     47,983
    NIC, Inc.................................................  3,314     55,907
#*  Novatel Wireless, Inc....................................  1,800      3,384
#*  Nuance Communications, Inc............................... 19,274    350,401
#*  Numerex Corp. Class A....................................    800      8,040
    NVIDIA Corp.............................................. 25,022    437,885
#*  Oclaro, Inc..............................................  4,670      8,686
*   OmniVision Technologies, Inc.............................  5,271    118,070
*   ON Semiconductor Corp.................................... 27,651    236,693
*   Oplink Communications, Inc...............................  2,074     39,530
    Oracle Corp.............................................. 37,824  1,527,711
*   OSI Systems, Inc.........................................  1,600    106,080
*   Palo Alto Networks, Inc..................................  1,100     88,946
#*  Pandora Media, Inc.......................................  3,000     75,360
*   PAR Technology Corp......................................    700      2,730
    Park Electrochemical Corp................................  1,965     55,334
    Paychex, Inc.............................................  7,690    315,367
    PC Connection, Inc.......................................  1,700     34,731
    PC-Tel, Inc..............................................    700      5,278
*   PCM, Inc.................................................    700      6,930
*   PDF Solutions, Inc.......................................  1,700     32,572
    Pegasystems, Inc.........................................  3,684     78,727

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
    Perceptron, Inc..........................................    800 $    9,000
*   Perficient, Inc..........................................  3,179     54,011
*   Pericom Semiconductor Corp...............................  1,840     16,247
*   Photronics, Inc..........................................  6,520     51,964
*   Planar Systems, Inc......................................    131        355
    Plantronics, Inc.........................................  4,400    206,668
*   Plexus Corp..............................................  2,938    115,552
*   PLX Technology, Inc......................................  3,500     22,715
*   PMC-Sierra, Inc.......................................... 18,800    126,524
*   Polycom, Inc............................................. 10,695    137,110
#   Power Integrations, Inc..................................  1,957    105,345
*   PRGX Global, Inc.........................................  2,000     12,040
*   Progress Software Corp...................................  4,875    113,003
*   PTC, Inc.................................................  4,100    147,436
*   Pulse Electronics Corp...................................     92        224
    QAD, Inc. Class A........................................  1,497     28,293
    QAD, Inc. Class B........................................    160      2,557
*   QLogic Corp..............................................  6,817     62,035
    QUALCOMM, Inc............................................ 20,304  1,496,405
#*  Quantum Corp.............................................  4,896      6,120
*   QuinStreet, Inc..........................................  2,573     12,839
*   Qumu Corp................................................    800     10,520
#*  Rackspace Hosting, Inc...................................  3,904    118,252
*   Radisys Corp.............................................  1,829      5,926
#*  Rambus, Inc..............................................  7,258     83,540
*   RealD, Inc...............................................  3,135     33,137
*   RealNetworks, Inc........................................  2,452     18,439
*   Red Hat, Inc.............................................  2,126    123,563
    Reis, Inc................................................    600     12,966
#*  RF Micro Devices, Inc.................................... 20,200    225,432
    Richardson Electronics, Ltd..............................    900      8,973
*   Riverbed Technology, Inc.................................  8,723    156,142
*   Rofin-Sinar Technologies, Inc............................  1,841     40,189
*   Rogers Corp..............................................  1,173     67,283
*   Rosetta Stone, Inc.......................................  1,595     15,376
*   Rovi Corp................................................  6,771    158,238
#*  Rubicon Technology, Inc..................................  1,694     12,756
*   Rudolph Technologies, Inc................................  2,708     24,941
*   Saba Software, Inc.......................................  1,400     17,360
*   Salesforce.com, Inc......................................  2,827    153,365
    SanDisk Corp.............................................  9,556    876,381
*   Sanmina Corp.............................................  8,115    188,998
*   Sapient Corp............................................. 11,200    165,312
*   ScanSource, Inc..........................................  1,900     68,039
*   Seachange International, Inc.............................  3,525     26,402
#   Seagate Technology P.L.C.................................  6,116    358,398
*   Semtech Corp.............................................  5,184    115,759
*   ShoreTel, Inc............................................  2,000     12,360
*   Shutterstock, Inc........................................    800     62,352
*   Sigma Designs, Inc.......................................  2,476     10,498
#*  Silicon Graphics International Corp......................  3,567     33,922
*   Silicon Image, Inc.......................................  8,600     42,914
*   Silicon Laboratories, Inc................................  3,026    123,249

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Skyworks Solutions, Inc....................................  9,069 $460,342
#*  Smith Micro Software, Inc..................................  2,100    2,226
*   SMTC Corp..................................................  1,100    2,101
*   SolarWinds, Inc............................................  2,900  119,306
    Solera Holdings, Inc.......................................  2,354  150,656
*   Sonus Networks, Inc........................................ 29,469  104,026
*   Spansion, Inc. Class A.....................................  5,831  110,614
#*  Speed Commerce, Inc........................................    600    1,866
*   SS&C Technologies Holdings, Inc............................  7,100  307,501
*   Stamps.com, Inc............................................  1,221   38,620
*   StarTek, Inc...............................................    700    4,977
#*  Stratasys, Ltd.............................................  3,049  306,546
#*  SunEdison, Inc............................................. 18,506  370,120
#*  SunPower Corp..............................................  6,203  227,836
*   Super Micro Computer, Inc..................................  2,560   66,995
*   support.com, Inc...........................................  5,020   11,948
*   Sykes Enterprises, Inc.....................................  3,417   70,732
    Symantec Corp..............................................  9,402  222,451
#*  Synaptics, Inc.............................................  3,245  234,386
#*  Synchronoss Technologies, Inc..............................  3,800  153,558
*   SYNNEX Corp................................................  3,649  235,361
*   Synopsys, Inc..............................................  9,417  355,680
*   Syntel, Inc................................................  1,200  103,644
*   Take-Two Interactive Software, Inc......................... 14,233  318,535
    TE Connectivity, Ltd.......................................  5,500  340,395
*   Tech Data Corp.............................................  3,621  227,363
#*  TeleCommunication Systems, Inc. Class A....................  1,125    3,544
*   Telenav, Inc...............................................  2,000    9,940
*   TeleTech Holdings, Inc.....................................  4,817  132,612
#*  Teradata Corp..............................................  7,146  301,275
#   Teradyne, Inc.............................................. 12,646  230,410
#   Tessco Technologies, Inc...................................    672   20,496
    Tessera Technologies, Inc..................................  5,070  128,829
    Texas Instruments, Inc..................................... 10,831  500,934
*   TIBCO Software, Inc........................................  2,864   55,275
    Total System Services, Inc................................. 12,690  406,080
    Transact Technologies, Inc.................................    400    3,616
*   Trimble Navigation, Ltd....................................  7,215  222,944
*   TriQuint Semiconductor, Inc................................ 15,220  273,656
#*  TTM Technologies, Inc......................................  6,986   52,465
*   Tyler Technologies, Inc....................................  1,000   90,730
#*  Ubiquiti Networks, Inc.....................................  1,827   69,846
#*  Ultimate Software Group, Inc. (The)........................    680   91,739
*   Ultra Clean Holdings, Inc..................................  1,300   11,271
*   Ultratech, Inc.............................................  2,800   66,304
*   Unisys Corp................................................  3,288   70,002
    United Online, Inc.........................................  1,294   13,859
*   Unwired Planet, Inc........................................  3,220    6,440
*   Vantiv, Inc. Class A.......................................  5,356  175,570
#*  Veeco Instruments, Inc.....................................  3,544  123,012
*   VeriFone Systems, Inc......................................  6,690  224,182
*   Verint Systems, Inc........................................  4,496  211,042
#*  VeriSign, Inc..............................................  1,800   97,290

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
#*  ViaSat, Inc.............................................  2,399 $   140,270
*   Viasystems Group, Inc...................................    804       7,871
*   Virtusa Corp............................................  2,900      90,712
    Visa, Inc. Class A......................................  4,405     929,499
#   Vishay Intertechnology, Inc............................. 12,407     182,755
*   Vishay Precision Group, Inc.............................    793      11,443
#*  VistaPrint NV...........................................  1,285      63,299
    Wayside Technology Group, Inc...........................    200       3,494
*   Web.com Group, Inc......................................  3,410      90,536
#*  WebMD Health Corp.......................................  3,277     163,293
*   Westell Technologies, Inc. Class A......................  2,172       3,758
    Western Digital Corp....................................  8,999     898,370
#   Western Union Co. (The).................................  7,251     126,675
*   WEX, Inc................................................  1,336     144,181
*   Xcerra Corp.............................................  3,103      29,013
    Xilinx, Inc.............................................  6,950     285,854
*   XO Group, Inc...........................................  2,465      27,534
*   Yahoo!, Inc.............................................  9,508     340,481
*   Zebra Technologies Corp. Class A........................  5,254     420,688
#*  Zillow, Inc. Class A....................................    500      71,765
#*  Zix Corp................................................  5,819      20,192
*   Zynga, Inc. Class A..................................... 51,100     149,212
                                                                    -----------
Total Information Technology................................         89,068,602
                                                                    -----------
Materials -- (5.1%)
    A Schulman, Inc.........................................  2,365      93,985
#*  AEP Industries, Inc.....................................    575      23,431
    Air Products & Chemicals, Inc...........................  2,600     343,070
    Airgas, Inc.............................................  3,243     346,742
    Albemarle Corp..........................................  6,738     413,309
    Alcoa, Inc.............................................. 49,187     806,175
    Allegheny Technologies, Inc.............................  9,816     369,572
#*  Allied Nevada Gold Corp.................................  1,571       4,917
#*  AM Castle & Co..........................................  1,581      13,091
#   American Vanguard Corp..................................  2,100      26,649
    Ampco-Pittsburgh Corp...................................    500      10,085
#   Aptargroup, Inc.........................................  4,567     279,044
    Ashland, Inc............................................  4,433     463,913
    Avery Dennison Corp.....................................  9,095     429,375
    Axiall Corp.............................................  4,308     184,512
    Ball Corp...............................................  3,108     190,396
    Bemis Co., Inc..........................................  8,248     321,754
*   Berry Plastics Group, Inc...............................  2,970      72,141
    Cabot Corp..............................................  4,342     227,477
*   Calgon Carbon Corp......................................  5,733     121,540
    Carpenter Technology Corp...............................  3,400     184,076
*   Century Aluminum Co.....................................  8,251     155,119
    CF Industries Holdings, Inc.............................  3,965     992,598
    Chase Corp..............................................    598      20,183
*   Chemtura Corp...........................................  9,802     227,995
*   Clearwater Paper Corp...................................  1,919     129,724
#   Cliffs Natural Resources, Inc...........................  8,970     156,526
#*  Codexis, Inc............................................  2,200       4,620

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
*   Coeur Mining, Inc........................................  8,300 $   64,740
    Commercial Metals Co..................................... 11,472    197,777
    Compass Minerals International, Inc......................  1,600    137,632
#*  Contango ORE, Inc........................................     20        209
*   Core Molding Technologies, Inc...........................    283      3,750
*   Crown Holdings, Inc......................................  2,038     94,869
    Cytec Industries, Inc....................................  3,900    393,315
    Deltic Timber Corp.......................................    681     41,609
    Domtar Corp..............................................  4,958    178,091
    Dow Chemical Co. (The)................................... 16,952    865,739
    Eagle Materials, Inc.....................................  2,300    208,886
    Eastman Chemical Co...................................... 10,394    818,839
    Ecolab, Inc..............................................  3,286    356,630
    EI du Pont de Nemours & Co............................... 15,882  1,021,371
*   Ferro Corp...............................................  9,104    114,164
#*  Flotek Industries, Inc...................................  2,800     80,780
    FMC Corp.................................................  2,976    194,095
    Freeport-McMoRan, Inc.................................... 29,837  1,110,533
    Friedman Industries, Inc.................................    400      3,488
#   FutureFuel Corp..........................................  2,972     46,839
#*  General Moly, Inc........................................  6,663      6,996
    Globe Specialty Metals, Inc..............................  6,500    123,695
#*  Golden Minerals Co.......................................    900      1,071
*   Graphic Packaging Holding Co............................. 28,959    347,508
    Greif, Inc. Class A......................................  2,100    105,378
#   Greif, Inc. Class B......................................  1,052     56,408
    Hawkins, Inc.............................................    817     27,982
    Haynes International, Inc................................    794     39,541
    HB Fuller Co.............................................  5,405    241,333
*   Headwaters, Inc..........................................  4,392     46,950
#   Hecla Mining Co.......................................... 24,464     77,306
#*  Horsehead Holding Corp...................................  4,750     88,968
    Huntsman Corp............................................ 16,769    436,832
    Innophos Holdings, Inc...................................  2,105    127,205
    Innospec, Inc............................................  2,596    104,385
    International Flavors & Fragrances, Inc..................    900     90,891
    International Paper Co................................... 13,362    634,695
#*  Intrepid Potash, Inc.....................................  5,959     88,253
    Kaiser Aluminum Corp.....................................  1,125     86,873
*   KapStone Paper and Packaging Corp........................  9,968    296,448
    KMG Chemicals, Inc.......................................    783     13,131
    Koppers Holdings, Inc....................................    800     28,824
*   Kraton Performance Polymers, Inc.........................  2,656     54,740
#   Kronos Worldwide, Inc....................................  4,154     61,936
*   Landec Corp..............................................  2,183     26,654
#*  Louisiana-Pacific Corp................................... 11,287    152,826
*   LSB Industries, Inc......................................  1,632     62,848
    LyondellBasell Industries NV Class A.....................  9,153    972,506
    Martin Marietta Materials, Inc...........................  3,555    441,638
    Materion Corp............................................  2,000     64,620
#*  McEwen Mining, Inc.......................................  4,528     12,905
    MeadWestvaco Corp........................................ 10,516    439,569
*   Mercer International, Inc................................  3,933     39,173

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Materials -- (Continued)
    Minerals Technologies, Inc.................................  3,638 $211,259
#*  Molycorp, Inc..............................................    470      982
    Mosaic Co. (The)...........................................  7,355  339,139
    Myers Industries, Inc......................................  3,823   70,649
    Neenah Paper, Inc..........................................  1,808   89,713
#   NewMarket Corp.............................................    500  193,500
    Newmont Mining Corp........................................ 12,455  310,254
    Noranda Aluminum Holding Corp..............................  5,483   24,235
    Nucor Corp.................................................  9,149  459,463
#   Olin Corp..................................................  7,940  210,966
    Olympic Steel, Inc.........................................    600   13,158
    OM Group, Inc..............................................  1,766   49,925
*   OMNOVA Solutions, Inc......................................  5,202   41,980
*   Owens-Illinois, Inc........................................ 16,827  524,834
    Packaging Corp. of America.................................  4,957  327,955
*   Penford Corp...............................................    590    7,245
    PH Glatfelter Co...........................................  2,300   54,740
    PolyOne Corp...............................................  7,273  276,010
    PPG Industries, Inc........................................  1,366  270,960
    Praxair, Inc...............................................  3,438  440,545
    Quaker Chemical Corp.......................................  1,400   98,854
    Reliance Steel & Aluminum Co...............................  4,804  327,873
#*  Rentech, Inc...............................................  5,699   12,367
    Rock-Tenn Co. Class A......................................  3,440  342,039
    Rockwood Holdings, Inc.....................................  4,389  346,468
#   Royal Gold, Inc............................................  3,538  267,367
    RPM International, Inc.....................................  6,004  265,257
*   RTI International Metals, Inc..............................  3,057   75,997
#   Schnitzer Steel Industries, Inc. Class A...................  2,700   72,117
    Scotts Miracle-Gro Co. (The) Class A.......................  2,800  148,960
    Sealed Air Corp............................................  7,088  227,667
    Sensient Technologies Corp.................................  4,178  219,345
    Sherwin-Williams Co. (The).................................    700  144,361
    Silgan Holdings, Inc.......................................  4,299  211,597
    Sonoco Products Co.........................................  7,342  287,366
    Steel Dynamics, Inc........................................ 20,176  427,933
    Stepan Co..................................................  1,652   79,494
#*  Stillwater Mining Co....................................... 10,155  181,774
*   SunCoke Energy, Inc........................................  6,111  139,514
*   TimkenSteel Corp...........................................  2,054   89,370
*   Trecora Resources..........................................  1,000   12,020
    Tronox, Ltd. Class A.......................................  2,966   78,718
    United States Lime & Minerals, Inc.........................    400   23,048
#   United States Steel Corp................................... 11,099  371,706
#*  Universal Stainless & Alloy Products, Inc..................    500   14,415
    US Silica Holdings, Inc....................................  2,398  134,816
    Valspar Corp. (The)........................................  2,101  157,680
    Vulcan Materials Co........................................  4,221  266,472
#   Walter Energy, Inc.........................................    550    3,163
    Wausau Paper Corp..........................................  5,000   50,350
    Westlake Chemical Corp.....................................  6,310  551,431
    Worthington Industries, Inc................................  6,391  244,456
*   WR Grace & Co..............................................    914   83,174

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Zep, Inc...............................................   1,294 $    20,173
                                                                    -----------
Total Materials............................................          27,840,317
                                                                    -----------
Other -- (0.0%)
o*  Gerber Scientific, Inc. Escrow Shares..................   1,200          --
                                                                    -----------
Real Estate Investment Trusts -- (0.0%)
    Parkway Properties, Inc................................   1,239      25,684
                                                                    -----------
Telecommunication Services -- (2.7%)
#*  8x8, Inc...............................................   1,219       9,850
    Alteva.................................................     100         638
    AT&T, Inc.............................................. 196,680   6,999,841
    Atlantic Tele-Network, Inc.............................   1,279      74,834
*   Boingo Wireless, Inc...................................     638       3,898
    CenturyLink, Inc.......................................  14,501     569,019
*   Cincinnati Bell, Inc...................................  10,767      41,022
    Cogent Communications Holdings, Inc....................   1,801      62,513
#   Consolidated Communications Holdings, Inc..............   2,775      62,104
    Enventis Corp..........................................   1,100      18,018
#   Frontier Communications Corp...........................  62,494     409,336
*   General Communication, Inc. Class A....................   4,100      45,264
#*  Globalstar, Inc........................................  14,604      57,832
    HC2 Holdings, Inc......................................     936       3,697
    IDT Corp. Class B......................................   2,468      38,476
    Inteliquent, Inc.......................................   4,593      48,732
#*  Iridium Communications, Inc............................   4,837      39,567
*   Level 3 Communications, Inc............................   5,214     229,312
    Lumos Networks Corp....................................   2,200      33,748
#*  NII Holdings, Inc......................................   4,601       3,153
#   NTELOS Holdings Corp...................................   1,700      20,468
*   ORBCOMM, Inc...........................................   4,550      28,574
*   Premiere Global Services, Inc..........................   4,670      61,177
*   SBA Communications Corp. Class A.......................   3,117     333,301
    Shenandoah Telecommunications Co.......................   1,444      40,013
    Spok Holdings, Inc.....................................   1,798      26,916
*   Sprint Corp............................................  23,311     171,336
#*  Straight Path Communications, Inc. Class B.............     984       9,712
*   T-Mobile US, Inc.......................................   6,705     220,863
    Telephone & Data Systems, Inc..........................  10,022     250,550
*   tw telecom, Inc........................................   6,083     247,821
#*  United States Cellular Corp............................     700      27,363
    Verizon Communications, Inc............................  80,461   4,056,844
*   Vonage Holdings Corp...................................  13,116      45,644
#   Windstream Holdings, Inc...............................  53,725     615,688
                                                                    -----------
Total Telecommunication Services...........................          14,907,124
                                                                    -----------
Utilities -- (2.1%)
    AES Corp...............................................   9,591     140,125
    AGL Resources, Inc.....................................   1,719      88,769
#   ALLETE, Inc............................................   2,520     118,238
    Alliant Energy Corp....................................   1,575      88,987
    Ameren Corp............................................   3,533     135,844

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Utilities -- (Continued)
    American Electric Power Co., Inc...........................  3,511 $182,537
    American States Water Co...................................  2,600   79,430
    American Water Works Co., Inc..............................  2,582  123,342
    Aqua America, Inc..........................................  6,241  148,411
#   Artesian Resources Corp. Class A...........................    400    8,716
    Atmos Energy Corp..........................................  3,694  178,494
#   Avista Corp................................................  3,582  111,149
    Black Hills Corp...........................................  3,248  171,202
#*  Cadiz, Inc.................................................    300    2,694
    California Water Service Group.............................  3,500   79,695
*   Calpine Corp............................................... 17,289  381,050
    CenterPoint Energy, Inc....................................  6,111  148,620
    Chesapeake Utilities Corp..................................    595   38,729
    Cleco Corp.................................................  2,072  115,493
    CMS Energy Corp............................................  3,000   86,790
#   Connecticut Water Service, Inc.............................    800   25,512
#   Consolidated Edison, Inc...................................  4,160  233,334
    Consolidated Water Co., Ltd................................    959    9,964
    Delta Natural Gas Co., Inc.................................    591   11,584
    Dominion Resources, Inc....................................  4,199  284,020
    DTE Energy Co..............................................  2,500  184,550
    Duke Energy Corp...........................................  4,898  353,293
*   Dynegy, Inc................................................  8,200  217,710
    Edison International.......................................  1,998  109,490
    El Paso Electric Co........................................  3,000  110,550
    Empire District Electric Co. (The).........................  2,837   69,535
    Entergy Corp...............................................  2,521  183,604
#   Exelon Corp................................................  6,552  203,636
    FirstEnergy Corp...........................................  5,900  184,139
    Gas Natural, Inc...........................................    700    9,023
*   Genie Energy, Ltd. Class B.................................  1,601   11,095
#   Great Plains Energy, Inc...................................  5,424  134,461
#   Hawaiian Electric Industries, Inc..........................  4,869  115,006
    IDACORP, Inc...............................................  3,281  175,698
    Integrys Energy Group, Inc.................................  2,195  143,904
#   ITC Holdings Corp..........................................  5,729  206,817
#   Laclede Group, Inc. (The)..................................  2,192  102,980
    MDU Resources Group, Inc...................................  2,781   87,629
#   MGE Energy, Inc............................................  2,263   85,134
#   Middlesex Water Co.........................................    748   15,199
#   National Fuel Gas Co.......................................  1,351   93,097
#   New Jersey Resources Corp..................................  2,755  140,725
    NextEra Energy, Inc........................................  3,171  297,725
    NiSource, Inc..............................................  4,485  168,995
    Northeast Utilities........................................  4,524  198,604
#   Northwest Natural Gas Co...................................  1,777   76,802
    NorthWestern Corp..........................................  2,782  128,584
    NRG Energy, Inc............................................ 16,562  512,760
    OGE Energy Corp............................................  2,800  100,660
#   ONE Gas, Inc...............................................  1,926   69,336
    Ormat Technologies, Inc....................................  2,600   67,054
#   Otter Tail Corp............................................  2,643   73,898
    Pepco Holdings, Inc........................................  2,789   74,885

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
      PG&E Corp........................................     3,379 $    150,940
      Piedmont Natural Gas Co., Inc....................     3,151      109,308
      Pinnacle West Capital Corp.......................     1,600       85,584
      PNM Resources, Inc...............................     5,540      142,101
#     Portland General Electric Co.....................     5,000      159,650
      PPL Corp.........................................     4,511      148,818
      Public Service Enterprise Group, Inc.............     3,905      137,339
      Questar Corp.....................................     6,360      141,446
      RGC Resources, Inc...............................       100        1,979
#     SCANA Corp.......................................     2,002      101,862
      Sempra Energy....................................     1,653      164,821
      SJW Corp.........................................     1,548       41,502
#     South Jersey Industries, Inc.....................     2,186      117,104
      Southern Co. (The)...............................     6,358      275,238
      Southwest Gas Corp...............................     3,200      158,496
#     TECO Energy, Inc.................................     7,900      137,934
      UGI Corp.........................................    10,085      489,526
      UIL Holdings Corp................................     3,390      119,023
      Unitil Corp......................................     1,246       39,872
      UNS Energy Corp..................................     1,844      111,414
      Vectren Corp.....................................     3,048      116,098
#     Westar Energy, Inc...............................     4,693      169,136
      WGL Holdings, Inc................................     2,691      104,895
#     Wisconsin Energy Corp............................     3,170      138,149
      Xcel Energy, Inc.................................     7,112      219,050
      York Water Co....................................       462        8,792
                                                                  ------------
Total Utilities........................................             11,289,384
                                                                  ------------
TOTAL COMMON STOCKS....................................            478,466,403
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Leap Wireless International, Inc. Contingent
        Value Rights...................................     1,200        3,024
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16..       732           --
TOTAL RIGHTS/WARRANTS..................................                  3,024
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.068%......................................... 2,890,724    2,890,724
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@  DFA Short Term Investment Fund................... 5,399,732   62,474,901
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $401,577,590)^^....           $543,835,052
                                                                  ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 70,439,551          --   --    $ 70,439,551
   Consumer Staples..............   25,383,594          --   --      25,383,594
   Energy........................   69,779,352          --   --      69,779,352
   Financials....................   91,411,752          --   --      91,411,752
   Health Care...................   12,674,963          --   --      12,674,963
   Industrials...................   65,646,080          --   --      65,646,080
   Information Technology........   89,068,602          --   --      89,068,602
   Materials.....................   27,840,317          --   --      27,840,317
   Other.........................           --          --   --              --
   Real Estate Investment Trusts.       25,684          --   --          25,684
   Telecommunication Services....   14,907,124          --   --      14,907,124
   Utilities.....................   11,289,384          --   --      11,289,384
Rights/Warrants..................           -- $     3,024   --           3,024
Temporary Cash Investments.......    2,890,724          --   --       2,890,724
Securities Lending Collateral....           --  62,474,901   --      62,474,901
                                  ------------ -----------   --    ------------
TOTAL............................ $481,357,127 $62,477,925   --    $543,835,052
                                  ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (88.5%)

Consumer Discretionary -- (13.2%)
*   1-800-Flowers.com, Inc. Class A....................    900 $    4,608
    Aaron's, Inc.......................................  4,114    108,527
#   Abercrombie & Fitch Co. Class A....................  2,903    114,204
    Advance Auto Parts, Inc............................  1,384    167,616
#*  Aeropostale, Inc...................................  1,900      6,308
    AH Belo Corp. Class A..............................    200      2,110
*   Amazon.com, Inc....................................  4,437  1,388,737
#*  AMC Networks, Inc. Class A.........................  2,397    143,508
#*  America's Car-Mart, Inc............................    200      7,488
*   American Axle & Manufacturing Holdings, Inc........  2,724     50,094
#   American Eagle Outfitters, Inc.....................  5,331     56,828
*   American Public Education, Inc.....................    300     10,710
*   ANN, Inc...........................................  3,244    119,217
*   Apollo Education Group, Inc. Class A...............  2,326     64,965
    Arctic Cat, Inc....................................    500     17,800
*   Asbury Automotive Group, Inc.......................  1,958    132,224
*   Ascena Retail Group, Inc...........................  7,600    122,056
*   Ascent Capital Group, Inc. Class A.................    600     37,188
#   Autoliv, Inc.......................................  3,097    308,182
#*  AutoNation, Inc....................................  2,800    149,296
*   AutoZone, Inc......................................    500    258,515
#*  Bally Technologies, Inc............................    400     24,068
*   Barnes & Noble, Inc................................  2,878     59,920
    Bassett Furniture Industries, Inc..................    500      7,290
    bebe stores, Inc...................................  3,649     10,254
#*  Bed Bath & Beyond, Inc.............................  1,300     82,277
*   Belmond, Ltd. Class A..............................  1,409     17,472
    Best Buy Co., Inc.................................. 18,951    563,413
    Big 5 Sporting Goods Corp..........................    911      9,028
    Big Lots, Inc......................................  4,004    175,175
#*  BJ's Restaurants, Inc..............................  1,590     54,489
#*  Blue Nile, Inc.....................................    271      6,978
#   Blyth, Inc.........................................    400      2,420
#   Bob Evans Farms, Inc...............................  1,100     52,261
*   Books-A-Million, Inc...............................    300        642
    BorgWarner, Inc....................................  5,800    361,050
#*  Bridgepoint Education, Inc.........................    960     11,530
    Brinker International, Inc.........................  1,128     50,580
    Brown Shoe Co., Inc................................  2,300     64,837
    Brunswick Corp.....................................  2,495    100,623
#   Buckle, Inc. (The).................................    933     41,519
#*  Buffalo Wild Wings, Inc............................    676     98,236
*   Build-A-Bear Workshop, Inc.........................    500      5,275
#*  Cabela's, Inc......................................  1,758    102,597
#   Cablevision Systems Corp. Class A..................  6,561    126,102
#*  Cache, Inc.........................................    271        317
    Callaway Golf Co...................................  2,913     22,139
*   Cambium Learning Group, Inc........................    900      1,764
#   Capella Education Co...............................    200     12,792
*   Career Education Corp..............................  2,138     10,925
#*  CarMax, Inc........................................  3,699    180,548

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc...............................    957 $   30,088
    Carriage Services, Inc.............................    182      2,936
*   Carrols Restaurant Group, Inc......................    100        751
    Carter's, Inc......................................  2,400    183,744
    Cato Corp. (The) Class A...........................  2,771     85,513
*   Cavco Industries, Inc..............................    600     42,834
    CBS Corp. Class A..................................    300     17,115
    CBS Corp. Class B..................................  5,410    307,450
#*  Central European Media Enterprises, Ltd. Class A...  2,252      5,900
*   Charter Communications, Inc. Class A...............  2,341    361,731
#   Cheesecake Factory, Inc. (The).....................  2,000     85,760
    Chico's FAS, Inc...................................  9,335    147,586
#   Children's Place, Inc. (The).......................  1,759     88,302
*   Chipotle Mexican Grill, Inc........................    500    336,250
    Choice Hotels International, Inc...................  1,324     62,082
*   Christopher & Banks Corp...........................    600      5,130
    Churchill Downs, Inc...............................    701     60,637
*   Chuy's Holdings, Inc...............................    553     15,843
    Cinemark Holdings, Inc.............................  4,200    137,760
*   Citi Trends, Inc...................................    400      8,060
    Clear Channel Outdoor Holdings, Inc. Class A.......  2,200     16,610
    Coach, Inc.........................................  2,000     69,120
#   Collectors Universe, Inc...........................    299      5,986
    Columbia Sportswear Co.............................  1,300     97,188
    Comcast Corp. Class A.............................. 48,083  2,583,500
    Comcast Corp. Special Class A......................  8,100    433,107
#*  Conn's, Inc........................................  1,344     53,760
    Cooper Tire & Rubber Co............................  1,175     33,946
    Core-Mark Holding Co., Inc.........................    702     33,134
#   Cracker Barrel Old Country Store, Inc..............    836     81,059
*   Crocs, Inc.........................................  4,200     66,654
    CSS Industries, Inc................................    242      5,975
#   CST Brands, Inc....................................  4,432    148,162
    Culp, Inc..........................................    400      7,248
*   Cumulus Media, Inc. Class A........................  3,298     17,084
#   Dana Holding Corp.................................. 12,577    281,473
#   Darden Restaurants, Inc............................  3,305    154,509
#*  Deckers Outdoor Corp...............................  1,578    139,669
#*  dELiA*s, Inc.......................................    400        246
    Delphi Automotive P.L.C............................  4,578    305,810
*   Delta Apparel, Inc.................................    231      2,975
    Destination Maternity Corp.........................    800     15,224
#*  Destination XL Group, Inc..........................    900      4,815
    DeVry Education Group, Inc.........................  2,799    111,876
    Dick's Sporting Goods, Inc.........................  1,400     59,542
    Dillard's, Inc. Class A............................  1,893    225,683
    DineEquity, Inc....................................  1,400    113,470
*   DIRECTV............................................  4,985    428,959
*   Discovery Communications, Inc. Class A.............  1,700    144,857
#*  Discovery Communications, Inc. Class C.............  2,074    174,423
*   DISH Network Corp. Class A.........................  3,113    192,570
*   Dollar General Corp................................  9,757    538,879
*   Dollar Tree, Inc...................................  3,078    167,659

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Domino's Pizza, Inc................................  2,051 $  147,672
#*  Dorman Products, Inc...............................  1,723     74,744
    DR Horton, Inc..................................... 11,461    237,243
#*  DreamWorks Animation SKG, Inc. Class A.............  3,248     64,960
    Drew Industries, Inc...............................  1,261     56,745
    DSW, Inc. Class A..................................  2,970     78,972
    Dunkin' Brands Group, Inc..........................  3,763    161,282
#*  Education Management Corp..........................     49         63
    Einstein Noah Restaurant Group, Inc................    414      6,264
*   Emerson Radio Corp.................................    900      1,449
#*  Entercom Communications Corp. Class A..............  1,037      9,800
    Entravision Communications Corp. Class A...........  1,600      8,944
    Escalade, Inc......................................    900     14,310
#   Ethan Allen Interiors, Inc.........................    979     22,439
*   EW Scripps Co. (The) Class A.......................  1,807     39,176
    Expedia, Inc.......................................  1,882    149,468
*   Express, Inc.......................................  3,385     52,671
    Family Dollar Stores, Inc..........................  1,000     74,750
*   Famous Dave's Of America, Inc......................    400      9,972
*   Federal-Mogul Holdings Corp........................  3,846     61,305
*   Fiesta Restaurant Group, Inc.......................    521     23,643
    Finish Line, Inc. (The) Class A....................  4,245    111,601
    Flexsteel Industries, Inc..........................     61      1,846
    Foot Locker, Inc...................................  5,251    249,580
    Ford Motor Co...................................... 80,711  1,373,701
*   Fossil Group, Inc..................................  1,049    102,802
    Fred's, Inc. Class A...............................    874     13,835
#*  FTD Cos., Inc......................................    755     24,870
*   Fuel Systems Solutions, Inc........................    700      7,350
#*  G-III Apparel Group, Ltd...........................  1,013     78,680
*   Gaiam, Inc. Class A................................    700      4,606
#   GameStop Corp. Class A.............................  6,970    292,531
*   Gaming Partners International Corp.................    100        864
    Gannett Co., Inc...................................  7,622    249,392
    Gap, Inc. (The)....................................  8,940    358,583
#   Garmin, Ltd........................................  4,900    269,696
*   Geeknet, Inc.......................................     50        597
    General Motors Co..................................  9,600    324,672
*   Genesco, Inc.......................................  1,502    114,558
    Gentex Corp........................................  3,224     93,174
*   Gentherm, Inc......................................  1,200     50,220
    Genuine Parts Co...................................  2,430    201,253
    GNC Holdings, Inc. Class A.........................  1,881     61,716
    Goodyear Tire & Rubber Co. (The)...................  5,700    143,469
    Gordmans Stores, Inc...............................    317      1,148
    Graham Holdings Co. Class B........................    400    274,300
*   Grand Canyon Education, Inc........................  1,503     64,629
#*  Gray Television, Inc...............................  2,313     28,172
#   Group 1 Automotive, Inc............................  1,617    119,529
#*  Groupon, Inc....................................... 17,800    115,166
#   Guess?, Inc........................................  3,862    100,451
    H&R Block, Inc.....................................  2,460     79,040
    Hanesbrands, Inc...................................  4,273    417,515

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Harley-Davidson, Inc...............................  3,281 $  202,831
    Harman International Industries, Inc...............  2,612    283,533
    Harte-Hanks, Inc...................................  1,956     12,831
#   Hasbro, Inc........................................  3,114    155,575
    Haverty Furniture Cos., Inc........................    900     20,007
*   Helen of Troy, Ltd.................................  1,670     89,562
#*  Hibbett Sports, Inc................................    400     19,964
    Home Depot, Inc. (The)............................. 23,980  1,938,783
#*  HomeAway, Inc......................................  2,300     79,856
    Hooker Furniture Corp..............................    300      4,356
    HSN, Inc...........................................  2,615    146,152
*   Hyatt Hotels Corp. Class A.........................  1,252     73,655
#*  Iconix Brand Group, Inc............................  3,188    134,629
    International Game Technology......................  5,400     91,422
    International Speedway Corp. Class A...............    400     12,128
    Interpublic Group of Cos., Inc. (The)..............  8,900    175,419
    Interval Leisure Group, Inc........................  1,171     24,802
#*  iRobot Corp........................................  1,368     44,282
*   Isle of Capri Casinos, Inc.........................    339      2,681
#*  ITT Educational Services, Inc......................    500      7,115
    Jack in the Box, Inc...............................  1,660     94,935
#   JAKKS Pacific, Inc.................................    496      3,095
*   Jarden Corp........................................    750     41,925
#*  JC Penney Co., Inc.................................  8,024     75,265
    John Wiley & Sons, Inc. Class A....................  2,101    126,249
    Johnson Controls, Inc.............................. 10,887    514,302
*   Journal Communications, Inc. Class A...............  1,300     14,144
*   K12, Inc...........................................    764     17,809
*   Kate Spade & Co....................................  5,827    220,435
#   KB Home............................................  3,690     60,147
*   Kirkland's, Inc....................................    500      9,405
#   Kohl's Corp........................................  8,791    470,670
    L Brands, Inc......................................  4,900    284,053
    La-Z-Boy, Inc......................................  2,044     43,006
#   Lamar Advertising Co. Class A......................  3,266    163,790
#*  Lands' End, Inc....................................  1,108     38,991
    Las Vegas Sands Corp...............................  3,041    224,578
*   LeapFrog Enterprises, Inc..........................  1,600     11,552
    Lear Corp..........................................  1,813    170,730
#   Leggett & Platt, Inc...............................  5,817    190,798
#   Lennar Corp. Class A...............................  5,400    195,642
    Lennar Corp. Class B...............................  1,600     48,960
#*  Libbey, Inc........................................  1,981     51,585
#*  Liberty Global P.L.C. Class A......................  2,867    119,267
*   Liberty Global P.L.C. Class C...................... 10,251    409,937
*   Liberty Interactive Corp. Class A.................. 16,483    462,348
*   Liberty Media Corp.................................  6,486    304,842
*   Liberty Media Corp. Class A........................  3,226    151,783
*   Liberty Media Corp. Class B........................     17        846
*   Liberty Ventures Series A..........................  2,748    190,052
#*  Life Time Fitness, Inc.............................  1,000     39,350
    Lifetime Brands, Inc...............................    500      8,500
*   LIN Media LLC Class A..............................  1,100     28,391

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#   Lions Gate Entertainment Corp......................  3,025 $   93,170
    Lithia Motors, Inc. Class A........................  1,297    115,238
*   Live Nation Entertainment, Inc.....................  8,415    195,312
*   LKQ Corp...........................................  8,810    230,426
*   Loral Space & Communications, Inc..................    620     44,826
    Lowe's Cos., Inc................................... 16,224    776,318
#*  Lululemon Athletica, Inc...........................  1,667     64,129
#*  Lumber Liquidators Holdings, Inc...................    594     32,207
*   M/I Homes, Inc.....................................  1,148     23,626
    Macy's, Inc........................................  9,700    560,563
*   Madison Square Garden Co. (The) Class A............  2,781    165,025
    Marcus Corp. (The).................................    300      5,301
#   Marine Products Corp...............................    700      5,943
*   MarineMax, Inc.....................................    700     11,669
    Marriott International, Inc. Class A...............  7,025    454,588
*   Marriott Vacations Worldwide Corp..................  1,299     74,757
#*  Martha Stewart Living Omnimedia, Inc. Class A......    700      3,157
    Mattel, Inc........................................  4,787    169,579
#   Matthews International Corp. Class A...............    523     22,767
*   McClatchy Co. (The) Class A........................  2,425     11,713
    McDonald's Corp.................................... 15,127  1,430,409
#   MDC Holdings, Inc..................................  2,102     56,691
#*  Media General, Inc. Class A........................    600     12,096
    Men's Wearhouse, Inc. (The)........................  4,200    211,344
    Meredith Corp......................................  1,642     75,401
*   Meritage Homes Corp................................  1,400     53,620
*   MGM Resorts International.......................... 21,410    574,644
*   Michael Kors Holdings, Ltd.........................  4,196    341,890
*   Modine Manufacturing Co............................  2,400     33,048
*   Mohawk Industries, Inc.............................  2,867    357,716
    Monro Muffler Brake, Inc...........................  1,075     54,599
    Morningstar, Inc...................................  1,663    112,768
*   Motorcar Parts of America, Inc.....................    440      9,794
    Movado Group, Inc..................................    805     32,949
*   Murphy USA, Inc....................................  1,767     87,325
    NACCO Industries, Inc. Class A.....................    300     14,307
*   Nathan's Famous, Inc...............................    200      9,942
    National CineMedia, Inc............................  3,817     61,301
*   Nautilus, Inc......................................    913      9,093
*   Netflix, Inc.......................................    600    253,632
*   New York & Co., Inc................................  1,300      4,381
#   New York Times Co. (The) Class A...................  6,900     86,181
    Newell Rubbermaid, Inc.............................  5,896    191,502
*   News Corp. Class A.................................  7,731    136,452
#*  News Corp. Class B.................................  2,775     47,758
    Nexstar Broadcasting Group, Inc. Class A...........  1,069     49,805
    NIKE, Inc. Class B................................. 16,931  1,305,888
    Nordstrom, Inc.....................................  2,800    193,844
    Nutrisystem, Inc...................................    400      6,420
*   NVR, Inc...........................................    200    225,292
*   O'Reilly Automotive, Inc...........................  1,533    229,950
#*  Office Depot, Inc.................................. 24,090    120,691
    Omnicom Group, Inc.................................  3,867    270,651

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Orbitz Worldwide, Inc..............................  2,761 $ 24,435
#*  Outerwall, Inc.....................................  1,100   60,522
*   Overstock.com, Inc.................................    299    4,859
    Oxford Industries, Inc.............................    800   47,656
*   Pacific Sunwear of California, Inc.................  1,600    3,248
#*  Panera Bread Co. Class A...........................    363   53,470
    Papa John's International, Inc.....................    894   37,271
*   Penn National Gaming, Inc..........................  5,620   58,898
    Penske Automotive Group, Inc.......................  3,300  153,285
*   Pep Boys-Manny, Moe & Jack (The)...................  1,600   16,928
*   Perry Ellis International, Inc.....................    600   11,040
#   PetMed Express, Inc................................    500    6,850
#   PetSmart, Inc......................................  1,100   74,954
#   Pier 1 Imports, Inc................................  3,100   46,686
    Polaris Industries, Inc............................  1,192  175,868
    Pool Corp..........................................  1,100   60,236
*   Popeyes Louisiana Kitchen, Inc.....................    875   35,263
*   Priceline Group, Inc. (The)........................    400  496,980
    PulteGroup, Inc....................................  7,069  124,768
    PVH Corp...........................................  4,166  459,010
#*  Quiksilver, Inc....................................  6,800   20,332
#*  Radio One, Inc. Class D............................    897    3,920
#*  RadioShack Corp....................................  1,955    1,212
    Ralph Lauren Corp..................................  1,300  202,618
*   Red Lion Hotels Corp...............................    171      937
*   Red Robin Gourmet Burgers, Inc.....................    656   42,220
#   Regal Entertainment Group Class A..................  6,595  128,339
    Regis Corp.........................................    798   11,116
#   Rent-A-Center, Inc.................................  2,336   55,924
#*  Rentrak Corp.......................................    200    9,928
#*  Restoration Hardware Holdings, Inc.................    400   32,716
    RG Barry Corp......................................    400    7,556
    Ross Stores, Inc...................................  4,283  275,825
    Royal Caribbean Cruises, Ltd.......................  3,048  181,813
*   Ruby Tuesday, Inc..................................  1,112    6,683
    Ruth's Hospitality Group, Inc......................  1,400   15,890
#   Ryland Group, Inc. (The)...........................  1,600   51,360
    Saga Communications, Inc. Class A..................    133    4,788
    Salem Communications Corp. Class A.................    400    3,484
*   Sally Beauty Holdings, Inc.........................  3,806   98,766
#   Scholastic Corp....................................    800   28,336
#*  Scientific Games Corp. Class A.....................  1,408   12,024
    Scripps Networks Interactive, Inc. Class A.........  2,129  175,451
#*  Sears Holdings Corp................................  3,684  140,545
    SeaWorld Entertainment, Inc........................  1,156   32,195
#*  Select Comfort Corp................................  4,528   91,466
    Service Corp. International........................  5,767  121,107
*   Shiloh Industries, Inc.............................    200    3,400
    Shoe Carnival, Inc.................................    870   15,486
#*  Shutterfly, Inc....................................  1,200   59,184
    Signet Jewelers, Ltd...............................  2,511  255,595
#   Sinclair Broadcast Group, Inc. Class A.............  1,200   38,772
#*  Sirius XM Holdings, Inc............................ 36,864  124,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Six Flags Entertainment Corp.......................  3,240 $  123,833
*   Sizmek, Inc........................................  1,000      9,090
*   Skechers U.S.A., Inc. Class A......................  1,833     95,628
*   Skullcandy, Inc....................................    764      5,165
*   Skyline Corp.......................................    100        471
    Sonic Automotive, Inc. Class A.....................  2,560     62,259
#*  Sonic Corp.........................................  2,800     57,820
#   Sotheby's..........................................  1,520     60,268
    Speedway Motorsports, Inc..........................    339      5,912
    Stage Stores, Inc..................................    891     16,056
    Standard Motor Products, Inc.......................    900     32,445
#*  Standard Pacific Corp..............................  9,038     68,147
*   Stanley Furniture Co., Inc.........................    264        684
#   Staples, Inc....................................... 26,269    304,458
    Starbucks Corp..................................... 15,100  1,172,968
    Starwood Hotels & Resorts Worldwide, Inc...........  2,955    227,062
*   Starz..............................................  4,635    132,144
*   Starz Class B......................................     17        502
#   Stein Mart, Inc....................................  1,256     16,303
*   Steiner Leisure, Ltd...............................    252     10,057
*   Steven Madden, Ltd.................................  3,453    109,978
*   Stoneridge, Inc....................................    400      4,388
*   Strayer Education, Inc.............................    203     10,519
#   Sturm Ruger & Co., Inc.............................    489     24,430
*   Systemax, Inc......................................    600      8,202
    Target Corp........................................  6,900    411,171
*   Taylor Morrison Home Corp. Class A.................    900     16,002
*   Tempur Sealy International, Inc....................  2,382    130,319
*   Tenneco, Inc.......................................    400     25,480
#*  Tesla Motors, Inc..................................  1,244    277,785
    Texas Roadhouse, Inc...............................  3,421     85,114
    Thor Industries, Inc...............................  2,200    116,534
    Tiffany & Co.......................................  3,178    310,205
    Time Warner Cable, Inc.............................  3,936    571,114
    Time Warner, Inc................................... 22,360  1,856,327
*   Time, Inc..........................................  2,795     67,360
    TJX Cos., Inc. (The)............................... 15,494    825,675
*   Tower International, Inc...........................    297      9,356
    Town Sports International Holdings, Inc............    600      2,760
    Tractor Supply Co..................................  2,400    149,208
    Trans World Entertainment Corp.....................  1,000      3,600
#*  TripAdvisor, Inc...................................  2,100    199,164
*   TRW Automotive Holdings Corp.......................  3,360    343,694
#*  Tuesday Morning Corp...............................  1,000     16,460
#*  Tumi Holdings, Inc.................................    841     17,728
#   Tupperware Brands Corp.............................  2,350    171,033
    Twenty-First Century Fox, Inc. Class A............. 30,924    979,672
    Twenty-First Century Fox, Inc. Class B.............  8,700    275,442
*   Ulta Salon Cosmetics & Fragrance, Inc..............    900     83,097
#*  Under Armour, Inc. Class A.........................  2,800    186,900
*   Unifi, Inc.........................................    690     19,762
*   Universal Electronics, Inc.........................    755     35,961
#*  UQM Technologies, Inc..............................    252        413

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
*   Urban Outfitters, Inc..............................  5,318 $   190,012
*   US Auto Parts Network, Inc.........................    600       1,968
    Vail Resorts, Inc..................................    575      43,413
#*  Valuevision Media, Inc. Class A....................    500       2,290
#*  Vera Bradley, Inc..................................    856      16,974
    VF Corp............................................  5,856     358,797
    Viacom, Inc. Class A...............................    400      33,256
    Viacom, Inc. Class B...............................  5,161     426,660
*   Visteon Corp.......................................  2,540     242,570
*   Vitamin Shoppe, Inc................................  1,630      69,519
*   VOXX International Corp............................    518       5,133
    Walt Disney Co. (The).............................. 23,614   2,027,970
#   Weight Watchers International, Inc.................  1,686      36,569
#   Wendy's Co. (The).................................. 14,715     119,927
*   West Marine, Inc...................................    591       5,071
#*  Wet Seal, Inc. (The) Class A.......................  3,500       3,227
    Whirlpool Corp.....................................  3,000     427,920
*   William Lyon Homes Class A.........................    500      12,310
    Williams-Sonoma, Inc...............................  4,117     276,127
*   Winnebago Industries, Inc..........................  1,598      37,553
    Wolverine World Wide, Inc..........................  3,000      72,780
#   World Wrestling Entertainment, Inc. Class A........  1,025      12,792
    Wyndham Worldwide Corp.............................  3,700     279,535
    Yum! Brands, Inc...................................  2,287     158,718
*   Zumiez, Inc........................................  2,090      58,207
                                                               -----------
Total Consumer Discretionary...........................         57,752,665
                                                               -----------
Consumer Staples -- (6.3%)
#   Alico, Inc.........................................    229       8,452
    Altria Group, Inc.................................. 58,758   2,385,575
    Andersons, Inc. (The)..............................    817      44,134
    Archer-Daniels-Midland Co..........................  7,539     349,810
#   Avon Products, Inc.................................  8,406     110,959
#   B&G Foods, Inc.....................................  1,781      49,993
*   Boston Beer Co., Inc. (The) Class A................    200      44,080
*   Boulder Brands, Inc................................  2,449      27,796
    Brown-Forman Corp. Class A.........................    400      34,480
    Brown-Forman Corp. Class B.........................  1,950     168,967
    Bunge, Ltd.........................................  2,000     157,680
    Cal-Maine Foods, Inc...............................    600      42,720
    Calavo Growers, Inc................................    440      15,176
#   Campbell Soup Co...................................  6,013     250,081
    Casey's General Stores, Inc........................  2,358     156,029
*   Central Garden and Pet Co..........................    300       2,757
*   Central Garden and Pet Co. Class A.................  2,233      20,834
#*  Chefs' Warehouse, Inc. (The).......................    407       7,151
*   Chiquita Brands International, Inc.................  1,200      11,508
    Church & Dwight Co., Inc...........................  2,600     166,868
#   Clorox Co. (The)...................................  4,663     405,075
    Coca-Cola Bottling Co. Consolidated................    130       9,077
    Coca-Cola Co. (The)................................ 30,130   1,183,808
    Coca-Cola Enterprises, Inc.........................  8,928     405,778
    Colgate-Palmolive Co............................... 19,889   1,260,963

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    ConAgra Foods, Inc.................................  7,608 $  229,229
*   Constellation Brands, Inc. Class A.................  5,918    492,733
    Costco Wholesale Corp..............................  7,202    846,523
#*  Craft Brew Alliance, Inc...........................    500      5,610
#*  Crimson Wine Group, Ltd............................    265      2,491
    CVS Caremark Corp.................................. 27,329  2,086,842
*   Darling Ingredients, Inc...........................  4,268     79,897
#   Dean Foods Co......................................  4,921     75,390
    Dr Pepper Snapple Group, Inc.......................  5,097    299,500
#*  Elizabeth Arden, Inc...............................    900     18,567
    Energizer Holdings, Inc............................  2,528    290,113
    Estee Lauder Cos., Inc. (The) Class A..............  5,877    431,724
#   Flowers Foods, Inc.................................  7,920    151,193
    Fresh Del Monte Produce, Inc.......................  2,237     66,976
#*  Fresh Market, Inc. (The)...........................    935     27,985
    General Mills, Inc.................................  7,297    365,945
#*  Hain Celestial Group, Inc. (The)...................  1,127     96,358
#   Herbalife, Ltd.....................................  1,600     83,840
    Hershey Co. (The)..................................  1,673    147,475
    Hillshire Brands Co. (The).........................  4,177    262,190
    Hormel Foods Corp..................................  4,198    190,001
    Ingles Markets, Inc. Class A.......................    687     16,845
    Ingredion, Inc.....................................  1,760    129,589
    Inter Parfums, Inc.................................    866     22,629
    J&J Snack Foods Corp...............................    800     72,072
    JM Smucker Co. (The)...............................  3,594    358,106
    John B. Sanfilippo & Son, Inc......................     84      2,222
    Kellogg Co.........................................  3,200    191,456
#   Keurig Green Mountain, Inc.........................  3,350    399,588
    Kimberly-Clark Corp................................  2,920    303,300
    Kraft Foods Group, Inc............................. 11,800    632,303
    Kroger Co. (The)...................................  8,535    418,044
    Lancaster Colony Corp..............................  1,037     90,582
    Lorillard, Inc.....................................  3,373    203,999
*   Mannatech, Inc.....................................     15        184
#   McCormick & Co., Inc...............................  2,576    169,449
    Mead Johnson Nutrition Co..........................  2,563    234,361
#*  Medifast, Inc......................................    500     14,355
    Molson Coors Brewing Co. Class B...................  4,789    323,401
    Mondelez International, Inc. Class A............... 19,114    688,104
*   Monster Beverage Corp..............................  3,006    192,264
*   National Beverage Corp.............................  1,407     24,116
    Nu Skin Enterprises, Inc. Class A..................    600     35,214
    Oil-Dri Corp. of America...........................    202      5,892
    Orchids Paper Products Co..........................    333      8,791
*   Pantry, Inc. (The).................................    441      7,898
    PepsiCo, Inc....................................... 22,195  1,955,379
    Philip Morris International, Inc................... 21,007  1,722,784
*   Pilgrim's Pride Corp...............................  3,106     86,844
#*  Post Holdings, Inc.................................  1,326     59,564
#   Pricesmart, Inc....................................    946     77,856
    Procter & Gamble Co. (The)......................... 30,971  2,394,678
    Reliv International, Inc...........................    400        540

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
*   Revlon, Inc. Class A...............................  1,661 $    50,660
    Reynolds American, Inc.............................  5,600     312,760
*   Rite Aid Corp...................................... 18,583     124,320
    Safeway, Inc....................................... 10,882     374,994
#   Sanderson Farms, Inc...............................    930      84,714
*   Seneca Foods Corp. Class A.........................    129       3,692
    Snyder's-Lance, Inc................................  2,204      54,681
    SpartanNash Co.....................................  1,202      25,194
    Spectrum Brands Holdings, Inc......................  2,061     171,887
#*  SUPERVALU, Inc.....................................  4,964      45,520
*   Susser Holdings Corp...............................    919      73,676
    Sysco Corp.........................................  6,488     231,557
#   Tootsie Roll Industries, Inc.......................  1,348      35,493
*   TreeHouse Foods, Inc...............................  2,726     200,361
#*  United Natural Foods, Inc..........................  1,611      94,437
#   Universal Corp.....................................    427      22,174
#*  USANA Health Sciences, Inc.........................    400      25,540
    Wal-Mart Stores, Inc...............................  6,304     463,848
    Walgreen Co........................................  4,665     320,812
    WD-40 Co...........................................    755      50,404
    Weis Markets, Inc..................................    606      25,852
*   WhiteWave Foods Co. (The) Class A..................  6,094     181,540
    Whole Foods Market, Inc............................  7,000     267,540
                                                               -----------
Total Consumer Staples.................................         27,654,398
                                                               -----------
Energy -- (9.8%)
    Adams Resources & Energy, Inc......................    200      13,068
    Alon USA Energy, Inc...............................  2,719      34,939
#*  Alpha Natural Resources, Inc....................... 11,598      39,317
    Anadarko Petroleum Corp............................  6,803     726,901
    Apache Corp........................................  6,212     637,724
#*  Approach Resources, Inc............................  1,205      25,353
#   Arch Coal, Inc..................................... 12,669      37,627
*   Atwood Oceanics, Inc...............................  3,461     166,647
    Baker Hughes, Inc..................................  8,936     614,529
*   Basic Energy Services, Inc.........................  2,095      50,259
*   Bill Barrett Corp..................................  2,201      52,846
    Bolt Technology Corp...............................    800      13,656
*   Bonanza Creek Energy, Inc..........................  3,292     184,550
#*  BPZ Resources, Inc.................................  3,512       9,201
    Bristow Group, Inc.................................  1,857     132,534
#*  C&J Energy Services, Inc...........................  2,419      72,473
    Cabot Oil & Gas Corp............................... 10,800     355,860
#*  Cal Dive International, Inc........................  2,777       3,027
*   Callon Petroleum Co................................  1,690      16,697
*   Cameron International Corp.........................  4,178     296,262
#   CARBO Ceramics, Inc................................    700      87,178
*   Carrizo Oil & Gas, Inc.............................  3,123     191,783
*   Cheniere Energy, Inc...............................  4,199     297,121
    Chesapeake Energy Corp............................. 18,304     482,677
    Chevron Corp....................................... 32,601   4,213,353
    Cimarex Energy Co..................................  4,358     605,849
*   Clayton Williams Energy, Inc.......................  1,086     115,561

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#*  Clean Energy Fuels Corp............................  2,990 $   29,780
*   Cloud Peak Energy, Inc.............................  4,224     65,388
*   Cobalt International Energy, Inc...................  4,850     77,697
#   Comstock Resources, Inc............................  2,145     50,751
*   Concho Resources, Inc..............................  3,500    492,800
    ConocoPhillips..................................... 23,581  1,945,433
    CONSOL Energy, Inc.................................  6,139    238,316
*   Contango Oil & Gas Co..............................    759     30,535
#*  Continental Resources, Inc.........................  1,100    161,458
#   Core Laboratories NV...............................    800    117,144
#   CVR Energy, Inc....................................    793     37,334
    Dawson Geophysical Co..............................    300      7,530
    Delek US Holdings, Inc.............................  4,553    133,039
    Denbury Resources, Inc............................. 13,018    220,655
    Devon Energy Corp..................................  6,504    491,052
    DHT Holdings, Inc..................................    612      4,051
#   Diamond Offshore Drilling, Inc.....................  3,884    181,732
*   Diamondback Energy, Inc............................  1,500    123,345
*   Dresser-Rand Group, Inc............................  3,400    202,334
*   Dril-Quip, Inc.....................................  1,320    133,016
#*  Endeavour International Corp.......................  1,675      2,362
    Energen Corp.......................................  2,564    209,299
#   Energy XXI Bermuda, Ltd............................  4,455     88,922
*   ENGlobal Corp......................................    600      1,674
    EnLink Midstream LLC...............................  2,100     80,241
    EOG Resources, Inc................................. 15,179  1,661,190
    EQT Corp...........................................  2,610    244,870
*   Era Group, Inc.....................................    900     24,120
*   Escalera Resources Co..............................    400        888
    Evolution Petroleum Corp...........................    400      4,244
#   Exterran Holdings, Inc.............................  3,388    143,143
    Exxon Mobil Corp................................... 58,689  5,806,690
*   FMC Technologies, Inc..............................  3,900    237,120
*   Forum Energy Technologies, Inc.....................  2,463     81,993
    GasLog, Ltd........................................  1,500     38,250
*   Gastar Exploration, Inc............................  2,370     15,689
#*  Geospace Technologies Corp.........................    600     24,144
#*  Goodrich Petroleum Corp............................    370      7,126
#   Green Plains, Inc..................................  1,300     48,737
*   Gulf Coast Ultra Deep Royalty Trust................  6,415     15,332
    Gulf Island Fabrication, Inc.......................    600     11,700
#   Gulfmark Offshore, Inc. Class A....................  1,300     49,751
*   Gulfport Energy Corp...............................  2,960    158,094
#*  Halcon Resources Corp..............................  1,890     11,246
    Halliburton Co..................................... 16,392  1,130,884
#*  Harvest Natural Resources, Inc.....................  1,569      6,778
*   Helix Energy Solutions Group, Inc..................  5,415    137,704
    Helmerich & Payne, Inc.............................  3,900    414,414
#*  Hercules Offshore, Inc.............................  7,529     26,577
    Hess Corp..........................................  4,571    452,438
*   HKN, Inc...........................................      8        568
    HollyFrontier Corp.................................  6,627    311,535
*   Hornbeck Offshore Services, Inc....................  1,690     73,853

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#*  Houston American Energy Corp.......................    397 $      123
*   ION Geophysical Corp...............................  7,078     26,543
*   Key Energy Services, Inc...........................  7,886     48,420
    Kinder Morgan, Inc................................. 13,384    481,556
*   Kodiak Oil & Gas Corp.............................. 13,882    215,726
*   Kosmos Energy, Ltd.................................  6,456     62,171
#*  Laredo Petroleum, Inc..............................  4,774    129,566
#   LinnCo LLC.........................................  3,528    102,630
#*  Magnum Hunter Resources Corp.......................  3,583     23,039
    Marathon Oil Corp.................................. 11,243    435,666
    Marathon Petroleum Corp............................  5,787    483,099
*   Matador Resources Co...............................  3,365     90,990
*   Matrix Service Co..................................  1,260     33,831
#*  McDermott International, Inc.......................  8,851     64,612
#*  Midstates Petroleum Co., Inc.......................    198      1,263
#*  Miller Energy Resources, Inc.......................    372      1,819
*   Mitcham Industries, Inc............................    226      2,931
    Murphy Oil Corp....................................  6,186    384,336
    Nabors Industries, Ltd............................. 14,742    400,393
    National Oilwell Varco, Inc........................  2,702    218,970
*   Natural Gas Services Group, Inc....................    794     24,773
*   Newfield Exploration Co............................  7,554    304,426
*   Newpark Resources, Inc.............................  4,042     49,434
#   Noble Corp. P.L.C.................................. 11,683    366,496
    Noble Energy, Inc..................................  4,844    322,078
#   Nordic American Tankers, Ltd.......................     60        517
#*  Northern Oil and Gas, Inc..........................  3,085     49,638
#*  Nuverra Environmental Solutions, Inc...............  1,135     21,134
*   Oasis Petroleum, Inc...............................  3,592    191,992
    Occidental Petroleum Corp.......................... 12,671  1,238,083
    Oceaneering International, Inc.....................  3,400    230,894
*   Oil States International, Inc......................  2,418    148,199
    ONEOK, Inc.........................................  5,441    350,564
    Panhandle Oil and Gas, Inc. Class A................    200     12,884
*   Parker Drilling Co.................................  5,444     33,644
    Patterson-UTI Energy, Inc..........................  6,286    215,924
    PBF Energy, Inc. Class A...........................  2,572     69,701
*   PDC Energy, Inc....................................  1,658     89,963
#   Peabody Energy Corp................................ 10,464    158,739
#*  Penn Virginia Corp.................................  4,203     54,723
*   PetroQuest Energy, Inc.............................  3,994     25,602
*   PHI, Inc. Non-Voting...............................    505     19,922
    Phillips 66........................................  5,162    418,690
*   Pioneer Energy Services Corp.......................  3,078     45,277
    Pioneer Natural Resources Co.......................  1,210    267,967
    QEP Resources, Inc.................................  8,193    270,779
    Range Resources Corp...............................  2,900    219,211
*   Rex Energy Corp....................................  2,322     32,020
*   RigNet, Inc........................................    471     26,197
*   Rosetta Resources, Inc.............................  1,900     97,033
    Rowan Cos. P.L.C. Class A..........................  6,187    188,827
    RPC, Inc...........................................  6,587    148,208
#*  SandRidge Energy, Inc.............................. 25,511    152,046

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
    Schlumberger, Ltd.................................. 24,219 $ 2,625,097
#   Scorpio Tankers, Inc...............................  4,035      37,889
#*  SEACOR Holdings, Inc...............................    900      68,364
#   SemGroup Corp. Class A.............................  1,695     130,651
*   Seventy Seven Energy, Inc..........................  1,307      29,316
#   Ship Finance International, Ltd....................  2,989      54,400
    SM Energy Co.......................................  4,278     335,994
*   Southwestern Energy Co.............................  7,654     310,599
    Spectra Energy Corp................................  7,500     306,900
*   Stone Energy Corp..................................  3,246     123,510
    Superior Energy Services, Inc......................  7,836     263,290
#*  Swift Energy Co....................................    900       9,945
#*  Synergy Resources Corp.............................  2,274      23,923
    Targa Resources Corp...............................  1,460     186,150
#   Teekay Corp........................................  4,093     227,816
    Tesco Corp.........................................  1,101      21,492
    Tesoro Corp........................................  2,700     166,158
#*  TETRA Technologies, Inc............................  4,303      47,376
*   TGC Industries, Inc................................    694       2,727
    Tidewater, Inc.....................................  2,701     127,676
#   Transocean, Ltd....................................  7,118     287,140
#*  Triangle Petroleum Corp............................  1,612      17,410
#*  Ultra Petroleum Corp...............................  5,812     133,211
*   Unit Corp..........................................  2,369     150,076
#*  Uranium Energy Corp................................    455         805
*   Vaalco Energy, Inc.................................  2,200      15,180
    Valero Energy Corp.................................  6,849     347,929
#   W&T Offshore, Inc..................................  3,407      45,688
*   Warren Resources, Inc..............................  2,562      15,090
*   Weatherford International P.L.C.................... 28,038     627,210
#   Western Refining, Inc..............................  3,300     135,168
*   Westmoreland Coal Co...............................    400      17,236
*   Whiting Petroleum Corp.............................  4,201     371,747
*   Willbros Group, Inc................................  2,838      32,892
    Williams Cos., Inc. (The)..........................  6,400     362,432
#   World Fuel Services Corp...........................  4,212     180,905
*   WPX Energy, Inc....................................  6,253     128,624
                                                               -----------
Total Energy...........................................         42,763,243
                                                               -----------
Financials -- (12.2%)
    1st Source Corp....................................    589      16,722
    1st United Bancorp, Inc............................    188       1,570
    ACE, Ltd...........................................  4,418     442,242
*   Affiliated Managers Group, Inc.....................    800     159,400
    Aflac, Inc......................................... 10,365     619,205
    Alexander & Baldwin, Inc...........................  3,120     119,090
*   Alleghany Corp.....................................    608     251,621
    Allied World Assurance Co. Holdings AG.............  3,966     142,816
    Allstate Corp. (The)...............................  9,275     542,124
#*  Altisource Asset Management Corp...................     50      30,651
#*  Altisource Portfolio Solutions SA..................    500      54,190
#*  Ambac Financial Group, Inc.........................  1,656      37,525
*   American Capital, Ltd..............................  8,118     123,069

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    American Equity Investment Life Holding Co.........   4,079 $   90,309
    American Express Co................................  10,464    920,832
    American Financial Group, Inc......................   3,769    211,026
    American International Group, Inc..................  11,775    612,064
    American National Insurance Co.....................     696     75,864
    Ameriprise Financial, Inc..........................   2,606    311,678
    Ameris Bancorp.....................................     946     20,661
    AMERISAFE, Inc.....................................     720     26,352
#   Amtrust Financial Services, Inc....................   3,027    129,071
    Aon P.L.C..........................................   2,773    233,930
*   Arch Capital Group, Ltd............................   4,136    221,069
    Argo Group International Holdings, Ltd.............     500     24,905
    Arrow Financial Corp...............................     532     13,513
    Arthur J Gallagher & Co............................   2,500    112,500
    Aspen Insurance Holdings, Ltd......................   2,398     95,944
#   Associated Banc-Corp...............................   4,527     81,124
    Assurant, Inc......................................   2,875    182,160
    Assured Guaranty, Ltd..............................   6,718    149,946
*   Asta Funding, Inc..................................     300      2,514
    Astoria Financial Corp.............................   9,636    124,112
*   Atlantic Coast Financial Corp......................      39        163
*   Atlanticus Holdings Corp...........................     202        537
*   AV Homes, Inc......................................      93      1,450
    Axis Capital Holdings, Ltd.........................   3,885    167,638
    Baldwin & Lyons, Inc. Class B......................     322      7,953
    Banc of California, Inc............................     350      4,154
    Bancfirst Corp.....................................     614     37,393
#*  Bancorp, Inc.......................................     911      8,654
#   BancorpSouth, Inc..................................   3,266     68,161
    Bank Mutual Corp...................................   1,600      9,648
    Bank of America Corp............................... 132,642  2,022,790
#   Bank of Hawaii Corp................................   2,511    143,579
    Bank of New York Mellon Corp. (The)................  12,220    477,069
#   Bank of the Ozarks, Inc............................   2,052     63,140
    BankFinancial Corp.................................     500      5,110
    BankUnited, Inc....................................   3,130     97,781
    Banner Corp........................................     661     26,599
    BB&T Corp..........................................   7,705    285,239
    BBCN Bancorp, Inc..................................   2,952     44,339
*   BBX Capital Corp. Class A..........................     166      3,001
*   Beneficial Mutual Bancorp, Inc.....................   2,921     38,207
*   Berkshire Hathaway, Inc. Class B...................  27,157  3,406,302
    Berkshire Hills Bancorp, Inc.......................     517     12,496
    BGC Partners, Inc. Class A.........................  20,782    162,723
    BlackRock, Inc.....................................   1,120    341,298
#*  BofI Holding, Inc..................................     840     62,656
#   BOK Financial Corp.................................     695     46,037
    Boston Private Financial Holdings, Inc.............   2,818     35,169
    Brookline Bancorp, Inc.............................   2,477     22,367
    Brown & Brown, Inc.................................   5,700    175,446
    Bryn Mawr Bank Corp................................     239      7,050
    Calamos Asset Management, Inc. Class A.............     500      5,930
#   Camden National Corp...............................     200      7,086

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   Capital Bank Financial Corp. Class A...............     25 $      569
#   Capital City Bank Group, Inc.......................    200      2,686
    Capital One Financial Corp......................... 11,344    902,302
    Capitol Federal Financial, Inc.....................  6,923     80,999
#   Cardinal Financial Corp............................  1,000     17,660
*   Cascade Bancorp....................................    486      2,634
#   Cash America International, Inc....................  1,720     76,351
    Cathay General Bancorp.............................  4,723    120,862
    CBOE Holdings, Inc.................................  3,765    182,490
*   CBRE Group, Inc. Class A...........................  5,874    181,154
    Centerstate Banks, Inc.............................    500      5,210
    Central Pacific Financial Corp.....................  1,019     18,240
    Charles Schwab Corp. (The).........................  9,809    272,200
    Chemical Financial Corp............................  1,106     30,526
    Chubb Corp. (The)..................................  3,820    331,232
#   Cincinnati Financial Corp..........................  5,024    231,204
    CIT Group, Inc.....................................  6,226    305,759
    Citigroup, Inc..................................... 35,813  1,751,614
#*  Citizens, Inc......................................  1,605     10,818
#   City Holding Co....................................    600     24,990
    City National Corp.................................  1,400    105,350
    Clifton Bancorp, Inc...............................  1,150     14,214
    CME Group, Inc.....................................  2,500    184,850
    CNA Financial Corp.................................  2,800    104,636
    CNB Financial Corp.................................    200      3,306
    CNO Financial Group, Inc...........................  7,390    119,570
    CoBiz Financial, Inc...............................    800      9,056
#   Cohen & Steers, Inc................................    402     16,687
    Columbia Banking System, Inc.......................  2,891     73,692
#   Comerica, Inc......................................  4,524    227,376
    Commerce Bancshares, Inc...........................  4,715    212,458
#   Community Bank System, Inc.........................  2,269     79,937
    Community Trust Bancorp, Inc.......................    554     19,384
    ConnectOne Bancorp, Inc............................    936     17,784
*   Cowen Group, Inc. Class A..........................    828      3,312
    Crawford & Co. Class A.............................     53        420
    Crawford & Co. Class B.............................    686      6,311
*   Credit Acceptance Corp.............................    918    104,400
#   Cullen/Frost Bankers, Inc..........................  1,841    143,543
#   CVB Financial Corp.................................  3,700     56,573
    Dime Community Bancshares, Inc.....................  1,300     19,656
    Discover Financial Services........................  3,053    186,416
    Donegal Group, Inc. Class A........................    642      9,681
*   E*TRADE Financial Corp.............................  4,100     86,182
    East West Bancorp, Inc.............................  5,018    170,913
    Eaton Vance Corp...................................  3,443    120,953
#*  eHealth, Inc.......................................    500     10,350
    EMC Insurance Group, Inc...........................    430     12,655
    Employers Holdings, Inc............................  1,000     21,300
#*  Encore Capital Group, Inc..........................  1,364     57,943
    Endurance Specialty Holdings, Ltd..................  2,732    144,495
*   Enstar Group, Ltd..................................    883    121,854
    Enterprise Financial Services Corp.................    430      7,503

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Erie Indemnity Co. Class A.........................  1,235 $ 90,427
    ESSA Bancorp, Inc..................................    400    4,628
    Evercore Partners, Inc. Class A....................  2,588  141,201
    Everest Re Group, Ltd..............................  1,300  202,683
#*  Ezcorp, Inc. Class A...............................  1,903   18,630
    FBL Financial Group, Inc. Class A..................    800   34,224
    Federal Agricultural Mortgage Corp. Class C........    301    8,774
#   Federated Investors, Inc. Class B..................  3,050   86,071
    Federated National Holding Co......................    700   14,119
    Fifth Third Bancorp................................ 20,318  416,113
#   Financial Engines, Inc.............................    325   12,659
    Financial Institutions, Inc........................    300    6,660
*   First Acceptance Corp..............................  1,000    2,310
#   First American Financial Corp......................  3,984  108,126
*   First BanCorp.(318672706)..........................  7,864   40,421
    First Bancorp.(318910106)..........................    600    9,648
    First Busey Corp...................................  2,827   15,690
*   First Cash Financial Services, Inc.................    757   42,702
    First Citizens BancShares, Inc. Class A............    218   48,472
#   First Commonwealth Financial Corp..................  6,741   57,703
    First Community Bancshares, Inc....................    500    7,355
    First Defiance Financial Corp......................    222    5,996
    First Financial Bancorp............................  3,807   62,206
#   First Financial Bankshares, Inc....................  1,900   55,822
    First Financial Corp...............................    422   12,939
    First Financial Northwest, Inc.....................    400    4,208
#   First Horizon National Corp........................  4,040   47,591
    First Interstate Bancsystem, Inc...................  1,486   38,785
    First Merchants Corp...............................  1,066   21,245
    First Midwest Bancorp, Inc.........................  2,533   41,035
*   First NBC Bank Holding Co..........................    406   12,907
    First Niagara Financial Group, Inc.................  7,494   64,448
o*  First Place Financial Corp.........................    400       --
    First Republic Bank................................  4,299  200,849
    First South Bancorp, Inc...........................    200    1,528
    FirstMerit Corp....................................  4,644   81,734
*   Flagstar Bancorp, Inc..............................    804   14,713
    Flushing Financial Corp............................    799   14,845
#   FNB Corp........................................... 10,547  129,728
*   FNF Group..........................................  6,386  173,124
*   FNFV Group.........................................  2,128   34,814
*   Forest City Enterprises, Inc. Class A..............  6,068  116,324
#*  Forestar Group, Inc................................    800   14,960
    Fox Chase Bancorp, Inc.............................    147    2,473
    Franklin Resources, Inc............................  4,765  258,025
    Fulton Financial Corp.............................. 17,898  202,963
#   FXCM, Inc. Class A.................................    316    4,304
    GAMCO Investors, Inc. Class A......................    247   18,928
*   Genworth Financial, Inc. Class A................... 23,205  303,985
#   German American Bancorp, Inc.......................    254    6,566
    GFI Group, Inc.....................................  2,588   11,724
    Glacier Bancorp, Inc...............................  2,610   69,113
*   Global Indemnity P.L.C.............................    450   11,218

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)....................  4,631 $  800,561
    Great Southern Bancorp, Inc........................    300      9,354
#*  Green Dot Corp. Class A............................    747     13,439
#   Greenhill & Co., Inc...............................    779     35,655
*   Greenlight Capital Re, Ltd. Class A................  1,412     45,692
    Guaranty Bancorp...................................    120      1,560
*   Hallmark Financial Services, Inc...................    500      4,485
    Hampden Bancorp, Inc...............................    100      1,722
    Hancock Holding Co.................................  2,019     65,496
    Hanmi Financial Corp...............................  1,188     25,091
    Hanover Insurance Group, Inc. (The)................  3,142    181,639
*   Harris & Harris Group, Inc.........................  1,200      3,744
    Hartford Financial Services Group, Inc. (The)...... 16,605    567,227
    HCC Insurance Holdings, Inc........................  3,426    159,926
    HCI Group, Inc.....................................    300     11,970
    Heartland Financial USA, Inc.......................    435     10,366
    Heritage Commerce Corp.............................    441      3,528
    Heritage Financial Corp............................    991     15,767
    Heritage Financial Group, Inc......................    167      3,357
    HFF, Inc. Class A..................................  1,233     41,873
*   Hilltop Holdings, Inc..............................  4,505     92,352
*   Home Bancorp, Inc..................................    196      4,296
    Home BancShares, Inc...............................  2,076     62,405
    Horace Mann Educators Corp.........................  1,341     38,420
*   Howard Hughes Corp. (The)..........................    683     99,322
    Hudson Valley Holding Corp.........................    261      4,539
    Huntington Bancshares, Inc.........................  9,647     94,734
    Iberiabank Corp....................................  1,126     73,877
*   ICG Group, Inc.....................................  1,306     22,098
#   Independence Holding Co............................    330      4,128
#   Independent Bank Corp..............................  1,247     45,528
    Interactive Brokers Group, Inc. Class A............  6,202    142,739
    Intercontinental Exchange, Inc.....................  2,366    454,793
    International Bancshares Corp......................  2,616     66,316
#*  INTL. FCStone, Inc.................................    459      8,996
    Invesco, Ltd....................................... 11,286    424,692
*   Investment Technology Group, Inc...................  1,560     28,532
    Investors Bancorp, Inc............................. 11,438    118,383
#   Janus Capital Group, Inc...........................  7,729     88,033
    JMP Group, Inc.....................................    400      2,696
    Jones Lang LaSalle, Inc............................  1,600    197,920
    JPMorgan Chase & Co................................ 57,959  3,342,496
*   KCG Holdings, Inc. Class A.........................  1,260     14,389
#*  Kearny Financial Corp..............................    900     13,563
    Kemper Corp........................................  2,878     99,608
    Kennedy-Wilson Holdings, Inc.......................  2,041     47,759
    KeyCorp............................................ 10,898    147,559
*   Ladenburg Thalmann Financial Services, Inc.........  2,823      8,836
    Lakeland Bancorp, Inc..............................  1,487     14,929
    Lakeland Financial Corp............................    500     18,195
    Legg Mason, Inc....................................  8,127    385,626
    Leucadia National Corp.............................  8,251    203,882
    Life Partners Holdings, Inc........................    312        640

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Lincoln National Corp..............................  2,781 $145,697
    Loews Corp.........................................  2,700  113,751
    LPL Financial Holdings, Inc........................  6,742  320,110
#   Maiden Holdings, Ltd...............................  3,156   36,231
    MainSource Financial Group, Inc....................    700   11,431
*   Markel Corp........................................    358  226,295
    MarketAxess Holdings, Inc..........................  1,000   56,230
    Marlin Business Services Corp......................    342    6,293
    Marsh & McLennan Cos., Inc.........................  5,834  296,192
*   Maui Land & Pineapple Co., Inc.....................    300    2,190
    MB Financial, Inc..................................  3,385   91,192
#*  MBIA, Inc.......................................... 13,004  124,578
*   MBT Financial Corp.................................    319    1,627
    MCG Capital Corp...................................  2,400    9,528
    McGraw Hill Financial, Inc.........................  4,514  362,113
#   Meadowbrook Insurance Group, Inc...................  1,600    9,648
    Medallion Financial Corp...........................    600    6,684
    Merchants Bancshares, Inc..........................    500   14,530
    Mercury General Corp...............................  2,001   98,489
#*  Meridian Bancorp, Inc..............................  2,884   31,323
    MetLife, Inc....................................... 16,039  843,651
*   Metro Bancorp, Inc.................................    400    9,180
#*  MGIC Investment Corp...............................  3,341   24,690
#   Montpelier Re Holdings, Ltd........................  1,800   53,154
    Moody's Corp.......................................  2,097  182,439
    Morgan Stanley..................................... 13,833  447,359
*   MSCI, Inc..........................................  3,734  168,963
    NASDAQ OMX Group, Inc. (The).......................  7,871  332,077
#   National Interstate Corp...........................    500   13,545
    National Penn Bancshares, Inc......................  7,014   72,244
*   Nationstar Mortgage Holdings, Inc..................    302    9,214
    Navient Corp.......................................  8,145  140,094
*   Navigators Group, Inc. (The).......................    533   32,406
    NBT Bancorp, Inc...................................  1,617   37,789
    Nelnet, Inc. Class A...............................  1,986   81,883
#   New York Community Bancorp, Inc.................... 13,735  218,112
*   NewBridge Bancorp..................................    300    2,247
*   NewStar Financial, Inc.............................  1,500   16,995
    Northeast Community Bancorp, Inc...................    300    2,091
    Northern Trust Corp................................ 10,062  673,047
    Northfield Bancorp, Inc............................  2,004   25,571
    Northwest Bancshares, Inc..........................  5,026   62,322
    OceanFirst Financial Corp..........................    597    9,498
#*  Ocwen Financial Corp...............................  2,649   79,920
    OFG Bancorp........................................  2,401   38,320
    Old National Bancorp...............................  5,000   66,900
    Old Republic International Corp....................  9,763  140,490
*   Old Second Bancorp, Inc............................    300    1,452
    OmniAmerican Bancorp, Inc..........................    438   10,823
    OneBeacon Insurance Group, Ltd. Class A............    822   12,166
    Oritani Financial Corp.............................  2,070   30,636
    Pacific Continental Corp...........................    400    5,376
    PacWest Bancorp....................................  3,806  158,596

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Park National Corp.................................    600 $ 45,204
    Park Sterling Corp.................................  1,039    7,128
    PartnerRe, Ltd.....................................  2,205  230,114
#   People's United Financial, Inc..................... 15,038  218,352
    Peoples Bancorp, Inc...............................    300    6,999
#*  PHH Corp...........................................  2,035   47,517
*   Phoenix Cos., Inc. (The)...........................    130    7,203
*   PICO Holdings, Inc.................................    641   14,198
    Pinnacle Financial Partners, Inc...................  1,087   40,219
*   Piper Jaffray Cos..................................    400   20,640
    Platinum Underwriters Holdings, Ltd................  1,322   77,469
    PNC Financial Services Group, Inc. (The)...........  1,391  114,841
*   Popular, Inc.......................................  3,757  119,848
#*  Portfolio Recovery Associates, Inc.................  3,606  212,610
    Primerica, Inc.....................................  3,000  138,240
#   Primus Guaranty, Ltd...............................    500      885
    Principal Financial Group, Inc..................... 11,726  582,548
    PrivateBancorp, Inc................................  2,885   83,088
    ProAssurance Corp..................................  3,077  134,250
    Progressive Corp. (The)............................ 12,992  304,532
    Prosperity Bancshares, Inc.........................  2,000  116,260
    Protective Life Corp...............................  3,479  241,373
    Provident Financial Services, Inc..................  2,132   35,626
    Prudential Financial, Inc..........................  5,371  467,116
#   Radian Group, Inc..................................  1,600   20,256
    Raymond James Financial, Inc.......................  4,336  220,919
*   Regional Management Corp...........................    298    4,845
    Regions Financial Corp............................. 33,898  343,726
    Reinsurance Group of America, Inc..................  2,467  198,001
#   RenaissanceRe Holdings, Ltd........................  1,711  167,353
    Renasant Corp......................................  2,494   70,830
    Republic Bancorp, Inc. Class A.....................    338    7,862
#*  Republic First Bancorp, Inc........................    200      880
    Resource America, Inc. Class A.....................    551    5,190
*   Riverview Bancorp, Inc.............................    100      382
#   RLI Corp...........................................  3,161  135,101
    S&T Bancorp, Inc...................................    953   23,186
#*  Safeguard Scientifics, Inc.........................  1,249   24,793
    Safety Insurance Group, Inc........................  1,779   88,968
    Sandy Spring Bancorp, Inc..........................    703   16,457
*   Seacoast Banking Corp. of Florida..................    562    5,817
    SEI Investments Co.................................  4,267  152,844
    Selective Insurance Group, Inc.....................  2,025   45,137
    Sierra Bancorp.....................................    700   11,060
*   Signature Bank.....................................  1,300  148,707
    Simmons First National Corp. Class A...............    700   27,741
    Simplicity Bancorp, Inc............................    100    1,620
    SLM Corp...........................................  8,145   72,165
    South State Corp...................................    902   52,415
o   Southern Community Financial Corp..................    300      278
#   Southside Bancshares, Inc..........................    729   21,367
    Southwest Bancorp, Inc.............................    200    3,084
#*  St Joe Co. (The)...................................  1,702   38,874

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    StanCorp Financial Group, Inc......................  2,281 $137,636
    State Auto Financial Corp..........................    800   16,888
    State Street Corp..................................  7,855  553,306
    Sterling Bancorp...................................  3,288   39,127
#   Stewart Information Services Corp..................  1,200   35,364
*   Stifel Financial Corp..............................  2,194  100,463
    Stock Yards Bancorp, Inc...........................    564   16,508
*   Suffolk Bancorp....................................    100    2,025
*   Sun Bancorp, Inc...................................    201      756
    SunTrust Banks, Inc................................  5,052  192,229
    Susquehanna Bancshares, Inc........................  7,653   77,908
*   SVB Financial Group................................  1,700  185,334
*   SWS Group, Inc.....................................    700    5,012
    Symetra Financial Corp.............................  5,098  116,234
    Synovus Financial Corp.............................  4,430  104,326
    T Rowe Price Group, Inc............................  2,055  159,591
*   Taylor Capital Group, Inc..........................    494   10,532
    TCF Financial Corp.................................  8,835  139,681
    TD Ameritrade Holding Corp.........................  5,192  166,767
*   Tejon Ranch Co.....................................    400   11,440
    Territorial Bancorp, Inc...........................    368    7,397
*   Texas Capital Bancshares, Inc......................  2,314  120,444
*   TFS Financial Corp.................................  4,612   62,170
    Tompkins Financial Corp............................    520   23,130
#   Torchmark Corp.....................................  3,406  179,632
#   Tower Group International, Ltd.....................  1,315    2,827
    TowneBank..........................................    320    4,730
    Travelers Cos., Inc. (The).........................  6,200  555,272
#*  Tree.com, Inc......................................    572   14,597
#   Trico Bancshares...................................    400    8,948
    TrustCo Bank Corp..................................  3,609   23,783
    Trustmark Corp.....................................  3,373   77,680
    U.S. Bancorp....................................... 15,025  631,501
#   UMB Financial Corp.................................  1,447   81,944
    Umpqua Holdings Corp...............................  6,653  112,569
    Union Bankshares Corp..............................  2,418   57,742
#   United Bankshares, Inc.............................  2,181   69,966
    United Community Banks, Inc........................  2,088   34,556
    United Financial Bancorp, Inc......................  1,513   19,185
    United Fire Group, Inc.............................    930   26,282
#   Universal Insurance Holdings, Inc..................  2,217   26,737
    Univest Corp. of Pennsylvania......................    628   11,882
    Unum Group.........................................  8,400  288,372
    Validus Holdings, Ltd..............................  3,729  136,220
#   Valley National Bancorp............................  7,408   70,969
    ViewPoint Financial Group, Inc.....................  1,477   37,132
    Virtus Investment Partners, Inc....................    365   74,843
    Waddell & Reed Financial, Inc. Class A.............  3,400  179,486
*   Walker & Dunlop, Inc...............................    646    8,818
    Washington Federal, Inc............................  5,065  106,162
    Washington Trust Bancorp, Inc......................    760   26,144
#   Waterstone Financial, Inc..........................    768    8,471
    Webster Financial Corp.............................  5,519  158,230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Wells Fargo & Co................................... 63,321 $ 3,223,039
    WesBanco, Inc......................................  1,859      55,547
    West Bancorporation, Inc...........................    300       4,368
#   Westamerica Bancorporation.........................    618      29,553
*   Western Alliance Bancorp...........................  3,504      80,242
    Westfield Financial, Inc...........................    900       6,498
#   Westwood Holdings Group, Inc.......................     96       5,166
    Willis Group Holdings P.L.C........................  2,269      92,462
    Wilshire Bancorp, Inc..............................  3,891      36,653
    Wintrust Financial Corp............................  3,282     152,055
#*  World Acceptance Corp..............................    400      32,432
    WR Berkley Corp....................................  2,502     111,614
    WSFS Financial Corp................................     82       5,870
    XL Group P.L.C.....................................  5,566     179,448
*   Yadkin Financial Corp..............................     96       1,782
    Zions Bancorporation...............................  4,695     135,310
*   ZipRealty, Inc.....................................    700       4,711
                                                               -----------
Total Financials.......................................         53,400,871
                                                               -----------
Health Care -- (10.6%)
#   Abaxis, Inc........................................    400      18,964
    Abbott Laboratories................................ 11,400     480,168
    AbbVie, Inc........................................ 21,341   1,116,988
*   Acadia Healthcare Co., Inc.........................  1,956      93,223
#*  Accuray, Inc.......................................  2,534      19,943
*   Acorda Therapeutics, Inc...........................  1,507      44,110
*   Actavis P.L.C......................................  4,409     944,672
*   Addus HomeCare Corp................................  1,000      22,140
    Aetna, Inc.........................................  8,334     646,135
*   Affymetrix, Inc....................................  1,997      17,174
    Agilent Technologies, Inc..........................  4,100     229,969
#*  Air Methods Corp...................................  3,450     173,363
#*  Akorn, Inc.........................................  4,620     156,757
#*  Albany Molecular Research, Inc.....................    956      18,202
#*  Alere, Inc.........................................  4,703     188,120
*   Alexion Pharmaceuticals, Inc.......................  1,200     190,788
*   Align Technology, Inc..............................  1,878     101,806
*   Alkermes P.L.C.....................................  2,083      89,069
    Allergan, Inc......................................  4,600     762,956
*   Allscripts Healthcare Solutions, Inc............... 10,304     164,040
*   Almost Family, Inc.................................    316       7,407
#*  Alnylam Pharmaceuticals, Inc.......................    926      50,050
*   Alphatec Holdings, Inc.............................    583         816
#*  AMAG Pharmaceuticals, Inc..........................     80       1,527
#*  Amedisys, Inc......................................  1,824      36,808
    AmerisourceBergen Corp.............................  5,163     397,086
    Amgen, Inc.........................................  7,174     913,896
*   AMN Healthcare Services, Inc.......................  2,472      32,383
*   Amsurg Corp........................................  2,856     136,403
    Analogic Corp......................................    500      35,955
*   AngioDynamics, Inc.................................    377       5,504
*   Anika Therapeutics, Inc............................    895      37,644
#*  athenahealth, Inc..................................    765      95,166

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
#*  Auxilium Pharmaceuticals, Inc......................    900 $   18,018
#*  Baxano Surgical, Inc...............................    300        159
    Baxter International, Inc..........................  5,400    403,326
    Becton Dickinson and Co............................  2,500    290,600
*   Bio-Rad Laboratories, Inc. Class A.................    289     33,232
#*  Bio-Reference Laboratories, Inc....................  1,000     31,390
*   Biogen Idec, Inc...................................  5,573  1,863,555
*   BioMarin Pharmaceutical, Inc.......................    600     37,092
#*  BioScrip, Inc......................................  3,131     23,451
*   BioTelemetry, Inc..................................    640      4,608
#*  Bovie Medical Corp.................................    300      1,149
    Bristol-Myers Squibb Co............................ 18,231    922,853
#*  Brookdale Senior Living, Inc.......................  6,123    212,148
*   Bruker Corp........................................  4,940    112,286
*   Cambrex Corp.......................................    713     15,023
    Cantel Medical Corp................................  1,605     53,816
*   Capital Senior Living Corp.........................  1,099     27,079
    Cardinal Health, Inc...............................  5,300    379,745
*   CareFusion Corp....................................  7,097    310,778
*   Celgene Corp....................................... 16,184  1,410,436
#*  Celldex Therapeutics, Inc..........................  1,699     22,240
*   Centene Corp.......................................  1,900    136,971
#*  Cepheid............................................  1,000     37,640
*   Cerner Corp........................................  2,622    144,734
*   Charles River Laboratories International, Inc......  1,467     79,526
#   Chemed Corp........................................    700     71,295
*   Chindex International, Inc.........................    393      9,200
    Cigna Corp.........................................  5,298    477,032
*   Community Health Systems, Inc......................  9,619    458,826
#   Computer Programs & Systems, Inc...................    373     24,551
    CONMED Corp........................................  1,261     49,179
o   Contra Furiex Pharmaceuticals......................    175      1,710
#   Cooper Cos., Inc. (The)............................  2,104    338,492
*   Corvel Corp........................................  1,094     44,066
*   Covance, Inc.......................................  1,146     96,172
    Covidien P.L.C.....................................  4,400    380,644
    CR Bard, Inc.......................................  1,824    272,196
*   Cross Country Healthcare, Inc......................    700      5,033
    CryoLife, Inc......................................    900      8,865
*   Cubist Pharmaceuticals, Inc........................  1,261     76,795
#*  Cumberland Pharmaceuticals, Inc....................    290      1,346
*   Cutera, Inc........................................    527      5,191
#*  Cyberonics, Inc....................................  1,000     59,470
*   Cynosure, Inc. Class A.............................    826     18,783
*   DaVita HealthCare Partners, Inc....................  7,504    528,582
    DENTSPLY International, Inc........................  2,400    111,408
*   Edwards Lifesciences Corp..........................  2,034    183,569
    Eli Lilly & Co..................................... 10,835    661,585
*   Emergent Biosolutions, Inc.........................  2,807     61,754
*   Endo International P.L.C...........................  3,400    228,072
    Ensign Group, Inc. (The)...........................    738     24,302
*   Enzo Biochem, Inc..................................    646      3,101
#   Enzon Pharmaceuticals, Inc.........................  1,612      1,725

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   Exactech, Inc......................................    500 $   11,370
#*  ExamWorks Group, Inc...............................  1,045     36,878
*   Express Scripts Holding Co......................... 10,482    730,071
*   Five Star Quality Care, Inc........................  1,814      8,290
*   Gentiva Health Services, Inc.......................  1,425     25,793
*   Gilead Sciences, Inc............................... 29,928  2,739,908
*   Globus Medical, Inc. Class A.......................  5,401    120,442
*   Greatbatch, Inc....................................  1,602     79,315
*   Haemonetics Corp...................................  2,427     86,328
*   Hanger, Inc........................................  1,400     44,310
#*  Harvard Apparatus Regenerative Technology, Inc.....    150      1,101
*   Harvard Bioscience, Inc............................    600      2,772
*   HCA Holdings, Inc..................................  3,474    226,887
*   Health Net, Inc....................................  3,580    147,460
    HealthSouth Corp...................................  2,233     85,591
*   HealthStream, Inc..................................    600     14,976
#*  Healthways, Inc....................................  1,491     25,779
*   Henry Schein, Inc..................................  1,951    226,804
    Hill-Rom Holdings, Inc.............................  2,079     81,913
#*  HMS Holdings Corp..................................    353      6,499
*   Hologic, Inc.......................................  9,359    243,989
*   Hospira, Inc.......................................  5,640    312,851
    Humana, Inc........................................  6,709    789,314
*   ICU Medical, Inc...................................    660     38,445
*   IDEXX Laboratories, Inc............................  1,380    171,782
*   Illumina, Inc......................................  1,676    268,009
#*  Impax Laboratories, Inc............................  2,100     49,119
*   Incyte Corp........................................  4,210    200,270
#*  Infinity Pharmaceuticals, Inc......................    498      4,527
#*  Integra LifeSciences Holdings Corp.................  1,564     74,165
#*  Intercept Pharmaceuticals, Inc.....................    548    127,333
#*  InterMune, Inc.....................................  1,200     52,644
*   Intuitive Surgical, Inc............................    500    228,775
    Invacare Corp......................................    890     13,323
#*  IPC The Hospitalist Co., Inc.......................    573     28,180
#*  Isis Pharmaceuticals, Inc..........................  1,958     60,678
*   Jazz Pharmaceuticals P.L.C.........................  1,800    251,514
    Johnson & Johnson.................................. 40,355  4,039,132
    Kindred Healthcare, Inc............................  4,204    100,476
*   Laboratory Corp. of America Holdings...............  2,188    226,874
#   Landauer, Inc......................................    260     11,219
#*  Lannett Co., Inc...................................    400     13,444
    LeMaitre Vascular, Inc.............................    500      4,045
#*  LHC Group, Inc.....................................    689     16,178
*   LifePoint Hospitals, Inc...........................  2,976    213,439
#*  Ligand Pharmaceuticals, Inc. Class B...............    900     44,253
#*  Luminex Corp.......................................    897     16,325
*   Magellan Health, Inc...............................  1,296     74,650
#*  Mallinckrodt P.L.C.................................  1,316     91,620
#*  MannKind Corp...................................... 21,400    178,904
#*  Masimo Corp........................................  2,577     62,054
    McKesson Corp......................................  2,633    505,167
*   MedAssets, Inc.....................................  3,169     67,310

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
o*  MedCath Corp.......................................    117 $       --
*   Medical Action Industries, Inc.....................    300      4,140
*   Medicines Co. (The)................................  1,638     38,280
#*  Medidata Solutions, Inc............................    848     38,024
*   Medivation, Inc....................................    928     68,885
*   MEDNAX, Inc........................................  4,800    284,064
    Medtronic, Inc..................................... 19,479  1,202,633
    Merck & Co., Inc................................... 34,538  1,959,686
#   Meridian Bioscience, Inc...........................    854     16,832
*   Merit Medical Systems, Inc.........................  1,779     22,842
*   Mettler-Toledo International, Inc..................    700    179,998
#*  Molina Healthcare, Inc.............................  2,336     95,426
*   Momenta Pharmaceuticals, Inc.......................  1,446     15,385
#*  MWI Veterinary Supply, Inc.........................    830    117,246
*   Mylan, Inc.........................................  3,719    183,607
#*  Myriad Genetics, Inc...............................  4,299    155,194
    National Healthcare Corp...........................    500     27,480
*   Natus Medical, Inc.................................  1,182     34,006
*   NPS Pharmaceuticals, Inc...........................  1,350     37,719
*   NuVasive, Inc......................................  1,987     74,274
    Omnicare, Inc......................................  4,650    290,625
*   Omnicell, Inc......................................  1,529     41,895
#*  Opko Health, Inc...................................  7,459     65,788
*   OraSure Technologies, Inc..........................  2,225     18,312
*   Orthofix International NV..........................  1,149     37,986
#   Owens & Minor, Inc.................................  3,014     99,733
#*  Pacira Pharmaceuticals, Inc........................    300     27,600
*   Pain Therapeutics, Inc.............................  2,500     10,525
#*  PAREXEL International Corp.........................  1,794     96,087
#   Patterson Cos., Inc................................  3,919    152,880
*   PDI, Inc...........................................    200        734
#   PDL BioPharma, Inc.................................  4,450     41,741
    PerkinElmer, Inc...................................  4,931    227,911
    Perrigo Co. P.L.C..................................  1,077    162,035
    Pfizer, Inc........................................ 38,289  1,098,894
*   PharMerica Corp....................................  1,213     32,739
#*  PhotoMedex, Inc....................................      6         65
    Pozen, Inc.........................................    739      5,350
*   Prestige Brands Holdings, Inc......................  3,700    113,960
#*  Progenics Pharmaceuticals, Inc.....................    924      4,417
*   Providence Service Corp. (The).....................    747     29,589
#   Quality Systems, Inc...............................  1,799     27,902
#   Quest Diagnostics, Inc.............................  5,740    350,714
#   Questcor Pharmaceuticals, Inc......................  1,000     89,970
*   Quidel Corp........................................  1,116     26,639
*   Quintiles Transnational Holdings, Inc..............    750     41,198
*   RadNet, Inc........................................    600      3,066
*   Receptos, Inc......................................    500     20,705
*   Regeneron Pharmaceuticals, Inc.....................    854    270,052
#*  Repligen Corp......................................    989     20,739
#   ResMed, Inc........................................  2,676    138,456
*   Rigel Pharmaceuticals, Inc.........................  1,688      5,520
*   RTI Surgical, Inc..................................  2,790     12,750

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
*   Salix Pharmaceuticals, Ltd.........................  1,287 $   169,768
#*  Sangamo Biosciences, Inc...........................     26         309
#*  Sciclone Pharmaceuticals, Inc......................  1,491       7,187
#*  Seattle Genetics, Inc..............................  1,709      60,157
    Select Medical Holdings Corp.......................  6,240      96,970
#*  Sirona Dental Systems, Inc.........................  2,500     200,500
*   Skilled Healthcare Group, Inc. Class A.............    700       4,165
#*  Spectranetics Corp. (The)..........................    600      15,390
#*  Spectrum Pharmaceuticals, Inc......................  1,060       7,462
    St Jude Medical, Inc...............................  3,829     249,613
#*  Staar Surgical Co..................................    500       6,435
    STERIS Corp........................................  2,672     135,951
    Stryker Corp.......................................  2,500     199,425
*   SurModics, Inc.....................................    714      13,559
*   Symmetry Medical, Inc..............................  1,706      15,030
*   Taro Pharmaceutical Industries, Ltd................    762     107,640
*   Team Health Holdings, Inc..........................  1,972     111,517
    Techne Corp........................................    200      18,664
    Teleflex, Inc......................................  1,814     195,440
#*  Tenet Healthcare Corp..............................  3,197     168,706
*   Theravance Biopharma, Inc..........................    474      13,286
#*  Theravance, Inc....................................  1,661      36,044
    Thermo Fisher Scientific, Inc......................  2,342     284,553
*   Thoratec Corp......................................  2,700      87,750
*   Tornier NV.........................................    425       8,810
*   Triple-S Management Corp. Class B..................    800      13,824
*   United Therapeutics Corp...........................  1,215     110,492
    UnitedHealth Group, Inc............................ 21,670   1,756,354
    Universal American Corp............................  2,009      15,951
    Universal Health Services, Inc. Class B............  3,043     324,384
    US Physical Therapy, Inc...........................    424      14,815
#*  Varian Medical Systems, Inc........................  2,319     190,506
*   Vascular Solutions, Inc............................    600      14,802
*   VCA, Inc...........................................  4,571     170,453
*   Vertex Pharmaceuticals, Inc........................  1,922     170,885
*   Waters Corp........................................  1,800     186,192
*   WellCare Health Plans, Inc.........................  1,400      87,332
    WellPoint, Inc.....................................  6,525     716,510
    West Pharmaceutical Services, Inc..................  3,200     130,400
*   Wright Medical Group, Inc..........................  1,822      56,154
    Zimmer Holdings, Inc...............................  5,344     534,774
    Zoetis, Inc........................................ 15,188     499,837
                                                               -----------
Total Health Care......................................         46,616,820
                                                               -----------
Industrials -- (11.1%)
    3M Co..............................................  5,334     751,507
    AAON, Inc..........................................  1,688      33,109
    AAR Corp...........................................  1,540      41,426
    ABM Industries, Inc................................  2,500      61,525
#   Acacia Research Corp...............................  1,906      32,516
*   ACCO Brands Corp...................................  4,257      28,181
    Aceto Corp.........................................  1,000      16,760
    Actuant Corp. Class A..............................  3,519     113,593

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#   Acuity Brands, Inc.................................  1,393 $  149,427
#   ADT Corp. (The)....................................  6,133    213,428
#*  Advisory Board Co. (The)...........................    600     30,084
*   AECOM Technology Corp..............................  4,952    168,120
#*  Aegion Corp........................................  1,353     30,997
*   Aerovironment, Inc.................................  1,280     40,307
    AGCO Corp..........................................  5,296    257,968
    Air Lease Corp.....................................    623     21,462
*   Air Transport Services Group, Inc..................  1,100      8,437
    Aircastle, Ltd.....................................  2,100     37,695
    Alamo Group, Inc...................................    659     31,322
    Alaska Air Group, Inc..............................  2,746    120,742
    Albany International Corp. Class A.................  1,347     48,276
    Allegiant Travel Co................................    500     58,880
    Allegion P.L.C.....................................  2,086    107,283
    Alliant Techsystems, Inc...........................  1,532    199,053
    Allison Transmission Holdings, Inc.................  5,960    174,509
    Altra Industrial Motion Corp.......................    968     30,347
    AMERCO.............................................  1,073    282,371
#*  Ameresco, Inc. Class A.............................    546      4,106
    American Airlines Group, Inc.......................  5,700    221,445
#   American Railcar Industries, Inc...................    800     54,736
    American Science & Engineering, Inc................    300     18,840
#*  American Superconductor Corp.......................    439        874
*   American Woodmark Corp.............................    400     11,760
    AMETEK, Inc........................................  4,421    215,258
    AO Smith Corp......................................  4,400    205,480
    Apogee Enterprises, Inc............................  1,700     55,165
    Applied Industrial Technologies, Inc...............  2,374    115,044
*   ARC Document Solutions, Inc........................  1,755      9,565
    ArcBest Corp.......................................    843     26,748
    Argan, Inc.........................................    707     23,967
*   Armstrong World Industries, Inc....................  3,040    147,987
    Astec Industries, Inc..............................  1,000     38,870
*   Astronics Corp.....................................    637     36,946
#*  Astronics Corp. Class B............................     50      2,886
*   Atlas Air Worldwide Holdings, Inc..................    786     26,897
*   Avis Budget Group, Inc.............................  6,056    340,287
#   AZZ, Inc...........................................  1,009     44,033
*   B/E Aerospace, Inc.................................  2,400    204,336
    Babcock & Wilcox Co. (The).........................  3,044     94,486
#   Baltic Trading, Ltd................................  2,100     10,689
    Barnes Group, Inc..................................  2,050     70,212
    Barrett Business Services, Inc.....................    297     16,953
#*  Beacon Roofing Supply, Inc.........................  2,797     77,309
*   Blount International, Inc..........................  1,900     24,814
#*  BlueLinx Holdings, Inc.............................  1,514      1,741
    Boeing Co. (The)................................... 12,884  1,552,264
    Brady Corp. Class A................................  1,950     50,992
#   Briggs & Stratton Corp.............................  2,519     46,173
#   Brink's Co. (The)..................................  2,100     56,364
#*  Builders FirstSource, Inc..........................  2,218     13,175
*   CAI International, Inc.............................    425      8,113

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Carlisle Cos., Inc.................................  3,510 $280,870
*   Casella Waste Systems, Inc. Class A................    900    4,248
#   Caterpillar, Inc...................................  9,413  948,360
#*  CBIZ, Inc..........................................  2,496   20,367
    CDI Corp...........................................    500    6,935
#   Ceco Environmental Corp............................    721    9,791
    Celadon Group, Inc.................................  1,152   24,468
#   CH Robinson Worldwide, Inc.........................  2,198  148,277
#*  Chart Industries, Inc..............................  1,000   76,050
    Chicago Bridge & Iron Co. NV.......................  1,299   77,057
    Cintas Corp........................................  3,600  225,360
    CIRCOR International, Inc..........................    600   43,122
*   Civeo Corp.........................................  4,836  122,834
#   CLARCOR, Inc.......................................  1,400   83,034
#*  Clean Harbors, Inc.................................  1,800  103,734
*   Colfax Corp........................................  3,202  201,630
    Columbus McKinnon Corp.............................  1,099   25,552
    Comfort Systems USA, Inc...........................  1,453   21,650
*   Commercial Vehicle Group, Inc......................  1,000    9,160
    Con-way, Inc.......................................  1,365   67,363
    Copa Holdings SA Class A...........................    600   91,122
*   Copart, Inc........................................  5,191  173,276
    Corporate Executive Board Co. (The)................    778   48,290
    Courier Corp.......................................    400    5,220
#   Covanta Holding Corp...............................  3,080   62,894
*   CPI Aerostructures, Inc............................    300    3,555
*   CRA International, Inc.............................    400    9,552
    Crane Co...........................................  2,462  168,918
    Cubic Corp.........................................    956   41,930
    Cummins, Inc.......................................  2,740  381,929
    Curtiss-Wright Corp................................  2,682  170,334
    Danaher Corp.......................................  5,750  424,810
    Deere & Co.........................................  6,034  513,554
    Delta Air Lines, Inc............................... 10,054  376,623
    Deluxe Corp........................................  3,258  179,223
#*  DigitalGlobe, Inc..................................  2,938   76,829
    Donaldson Co., Inc.................................  5,115  198,411
    Douglas Dynamics, Inc..............................    841   14,045
    Dover Corp.........................................  4,019  344,669
*   Ducommun, Inc......................................    200    5,530
#   Dun & Bradstreet Corp. (The).......................  2,115  232,713
*   DXP Enterprises, Inc...............................    600   42,618
*   Dycom Industries, Inc..............................  2,727   76,683
    Dynamic Materials Corp.............................    497   10,179
    Eaton Corp. P.L.C..................................  8,226  558,710
*   Echo Global Logistics, Inc.........................    662   14,571
    EMCOR Group, Inc...................................  3,081  126,105
    Emerson Electric Co................................ 13,639  868,122
    Encore Wire Corp...................................    782   32,797
*   Energy Recovery, Inc...............................    975    4,368
#   EnerSys............................................  2,000  126,860
#*  Engility Holdings, Inc.............................    441   15,241
    Ennis, Inc.........................................  1,000   14,180

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  EnPro Industries, Inc..............................     801 $   54,804
    Equifax, Inc.......................................   2,700    205,443
    ESCO Technologies, Inc.............................   1,418     47,574
*   Esterline Technologies Corp........................   1,300    141,115
    Exelis, Inc........................................   8,790    148,024
    Expeditors International of Washington, Inc........   3,885    167,754
    Exponent, Inc......................................     300     21,324
    Fastenal Co........................................   5,696    252,618
    Federal Signal Corp................................   2,530     36,584
    FedEx Corp.........................................   4,158    610,727
    Flowserve Corp.....................................   2,400    177,696
    Fluor Corp.........................................   4,791    349,120
    Fortune Brands Home & Security, Inc................   2,238     84,574
    Forward Air Corp...................................     400     17,908
*   Franklin Covey Co..................................     400      7,544
    Franklin Electric Co., Inc.........................   1,662     60,912
#   FreightCar America, Inc............................     400      8,632
*   FTI Consulting, Inc................................   1,955     72,257
#*  Fuel Tech, Inc.....................................     100        503
*   Furmanite Corp.....................................   1,258     11,511
    G&K Services, Inc. Class A.........................   1,009     48,523
    GATX Corp..........................................   1,274     78,988
*   Gencor Industries, Inc.............................     300      3,234
#*  GenCorp, Inc.......................................   1,473     26,146
#*  Generac Holdings, Inc..............................   2,221     96,391
    General Cable Corp.................................   2,001     44,482
    General Dynamics Corp..............................   4,089    477,473
    General Electric Co................................ 102,682  2,582,452
*   Genesee & Wyoming, Inc. Class A....................   1,761    175,625
*   Gibraltar Industries, Inc..........................   1,224     17,981
    Global Power Equipment Group, Inc..................     464      7,642
    Gorman-Rupp Co. (The)..............................     875     25,358
*   GP Strategies Corp.................................     904     24,598
    Graco, Inc.........................................   1,779    131,913
*   GrafTech International, Ltd........................   3,401     28,568
    Graham Corp........................................     488     14,718
#   Granite Construction, Inc..........................   1,548     50,387
*   Great Lakes Dredge & Dock Corp.....................   3,400     24,548
#   Greenbrier Cos., Inc. (The)........................   1,486     95,773
    Griffon Corp.......................................   1,955     21,055
*   H&E Equipment Services, Inc........................   1,296     46,889
    Harsco Corp........................................   5,399    136,433
#*  Hawaiian Holdings, Inc.............................   1,300     18,109
    Healthcare Services Group, Inc.....................   1,300     33,982
#   Heartland Express, Inc.............................   3,288     73,816
#   HEICO Corp.........................................     985     48,423
    HEICO Corp. Class A................................   1,431     57,684
    Heidrick & Struggles International, Inc............     505      9,428
    Herman Miller, Inc.................................   2,188     63,977
*   Hertz Global Holdings, Inc.........................  19,946    562,876
*   Hexcel Corp........................................   3,956    147,361
*   Hill International, Inc............................   1,100      5,291
    Hillenbrand, Inc...................................     840     25,242

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    HNI Corp...........................................  2,663 $ 94,110
    Houston Wire & Cable Co............................    600    7,206
*   Hub Group, Inc. Class A............................    800   36,944
    Hubbell, Inc. Class A..............................    100   12,258
    Hubbell, Inc. Class B..............................  1,724  201,605
*   Hudson Global, Inc.................................    800    3,080
    Huntington Ingalls Industries, Inc.................  1,901  172,839
    Hurco Cos., Inc....................................    200    6,422
*   Huron Consulting Group, Inc........................  1,270   76,759
    Hyster-Yale Materials Handling, Inc................    600   48,060
*   ICF International, Inc.............................    997   34,466
    IDEX Corp..........................................  2,800  212,296
*   IHS, Inc. Class A..................................    800  105,096
    Illinois Tool Works, Inc...........................  3,600  296,532
    Ingersoll-Rand P.L.C...............................  6,258  367,908
#*  InnerWorkings, Inc.................................  1,200    9,780
*   Innovative Solutions & Support, Inc................    300    1,785
    Insperity, Inc.....................................    771   24,603
    Insteel Industries, Inc............................    594   10,900
*   Integrated Electrical Services, Inc................    364    2,319
    Interface, Inc.....................................  2,396   37,977
    International Shipholding Corp.....................    200    4,240
#   Intersections, Inc.................................    600    2,214
    Iron Mountain, Inc.................................  7,174  240,401
    ITT Corp...........................................  4,202  193,166
*   Jacobs Engineering Group, Inc......................  5,606  284,841
    JB Hunt Transport Services, Inc....................  1,800  139,068
#*  JetBlue Airways Corp............................... 11,449  122,733
    John Bean Technologies Corp........................    808   21,048
#   Joy Global, Inc....................................  3,596  213,099
    Kaman Corp.........................................  1,003   40,130
#   Kansas City Southern...............................  1,900  207,214
    KAR Auction Services, Inc..........................  5,451  159,769
    KBR, Inc...........................................  5,160  106,606
    Kelly Services, Inc. Class A.......................  1,714   27,321
    Kennametal, Inc....................................  2,119   89,591
    Kforce, Inc........................................  1,628   32,381
    Kimball International, Inc. Class B................  1,135   17,899
*   Kirby Corp.........................................  2,083  242,586
#   Knight Transportation, Inc.........................  3,100   74,276
    Knightsbridge Tankers, Ltd.........................  1,161   13,235
    Knoll, Inc.........................................  1,852   31,132
*   Korn/Ferry International...........................  3,115   91,643
*   Kratos Defense & Security Solutions, Inc...........  1,730   12,629
    L-3 Communications Holdings, Inc...................  2,690  282,342
#   Landstar System, Inc...............................    600   39,678
*   Lawson Products, Inc...............................    196    3,704
#*  Layne Christensen Co...............................    712    7,725
    LB Foster Co. Class A..............................    400   18,660
    Lennox International, Inc..........................  1,571  134,038
    Lincoln Electric Holdings, Inc.....................  3,500  232,540
#   Lindsay Corp.......................................    550   44,523
*   LMI Aerospace, Inc.................................    400    5,236

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Lockheed Martin Corp............................... 7,523  $1,256,115
    LSI Industries, Inc................................   600       4,284
*   Lydall, Inc........................................   500      12,615
*   Magnetek, Inc......................................    50       1,262
#   Manitowoc Co., Inc. (The).......................... 5,541     147,169
    Manpowergroup, Inc................................. 3,073     239,356
    Marten Transport, Ltd..............................   906      18,337
    Masco Corp......................................... 7,200     149,760
#*  MasTec, Inc........................................ 2,659      72,298
    Matson, Inc........................................    65       1,752
    McGrath RentCorp...................................   818      28,262
*   Meritor, Inc....................................... 2,442      30,696
*   Middleby Corp. (The)............................... 1,636     119,199
    Miller Industries, Inc.............................   400       7,676
*   Mistras Group, Inc.................................   854      18,036
    Mobile Mini, Inc................................... 2,313      87,339
*   Moog, Inc. Class A................................. 1,847     121,939
*   MRC Global, Inc.................................... 3,570      95,783
#   MSA Safety, Inc.................................... 1,649      85,385
#   MSC Industrial Direct Co., Inc. Class A............ 1,814     154,716
    Mueller Industries, Inc............................ 3,100      86,273
    Mueller Water Products, Inc. Class A............... 5,594      43,354
#   Multi-Color Corp...................................   435      17,126
*   MYR Group, Inc.....................................   900      22,329
#   National Presto Industries, Inc....................   235      15,064
*   Navigant Consulting, Inc........................... 1,346      21,967
#*  Navistar International Corp........................   782      27,503
#*  NCI Building Systems, Inc..........................   700      11,732
    Nielsen NV......................................... 9,156     422,183
    NN, Inc............................................   316       9,164
    Nordson Corp....................................... 3,784     284,443
    Norfolk Southern Corp.............................. 3,134     318,602
#*  Nortek, Inc........................................   454      36,216
    Northrop Grumman Corp.............................. 3,000     369,810
*   Northwest Pipe Co..................................   561      20,112
#*  NOW, Inc...........................................   675      21,728
#*  Ocean Power Technologies, Inc......................   200         276
*   Old Dominion Freight Line, Inc..................... 3,300     209,484
    Omega Flex, Inc....................................    93       1,575
*   On Assignment, Inc................................. 1,588      42,892
*   Orbital Sciences Corp.............................. 3,694      94,825
*   Orion Energy Systems, Inc..........................   600       2,526
*   Orion Marine Group, Inc............................ 1,426      15,415
    Oshkosh Corp....................................... 4,319     199,624
    Owens Corning...................................... 6,280     213,834
    PACCAR, Inc........................................ 3,100     193,037
    Pall Corp.......................................... 2,113     163,694
*   PAM Transportation Services, Inc...................   100       3,476
    Park-Ohio Holdings Corp............................   300      17,808
    Parker Hannifin Corp............................... 1,600     183,920
*   Patrick Industries, Inc............................   377      15,702
*   Pendrell Corp...................................... 2,782       4,090
    Pentair P.L.C...................................... 9,636     617,379

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   PGT, Inc...........................................    625 $  5,788
*   Pike Corp..........................................  1,262   10,172
    Pitney Bowes, Inc..................................  8,227  222,623
*   Polypore International, Inc........................  1,867   80,468
    Powell Industries, Inc.............................    792   46,261
*   PowerSecure International, Inc.....................    800    7,864
    Precision Castparts Corp...........................  1,181  270,213
    Primoris Services Corp.............................  3,951   94,350
*   Proto Labs, Inc....................................    568   46,008
    Quad/Graphics, Inc.................................    969   20,465
*   Quality Distribution, Inc..........................    400    5,340
    Quanex Building Products Corp......................  1,226   20,952
*   Quanta Services, Inc...............................  6,633  222,139
#   Raven Industries, Inc..............................  1,844   51,392
    Raytheon Co........................................  5,678  515,392
    RBC Bearings, Inc..................................    700   38,836
    Regal-Beloit Corp..................................  1,939  136,292
*   Republic Airways Holdings, Inc.....................  1,333   13,250
    Resources Connection, Inc..........................  1,538   23,224
*   Rexnord Corp.......................................  3,004   80,838
*   Roadrunner Transportation Systems, Inc.............    650   16,341
    Robert Half International, Inc.....................  3,244  157,821
    Rockwell Automation, Inc...........................  3,135  350,054
    Rockwell Collins, Inc..............................  3,148  230,654
    Rollins, Inc.......................................  2,450   69,359
    Roper Industries, Inc..............................  2,420  348,649
*   RPX Corp...........................................  1,671   26,068
    RR Donnelley & Sons Co............................. 10,451  181,429
*   Rush Enterprises, Inc. Class A.....................    887   31,249
    Ryder System, Inc..................................  3,418  294,392
*   Saia, Inc..........................................    700   31,955
*   Sensata Technologies Holding NV....................  2,755  127,391
    Simpson Manufacturing Co., Inc.....................  2,239   68,088
    SkyWest, Inc.......................................  1,371   14,656
*   SL Industries, Inc.................................    100    3,618
    Snap-on, Inc.......................................  2,327  279,705
#*  SolarCity Corp.....................................    800   57,224
    Southwest Airlines Co.............................. 24,471  692,040
*   SP Plus Corp.......................................    400    7,840
*   Sparton Corp.......................................    143    3,953
*   Spirit Aerosystems Holdings, Inc. Class A..........  4,604  149,952
*   Spirit Airlines, Inc...............................  1,986  129,924
    SPX Corp...........................................  2,340  231,964
#*  Standard Register Co. (The)........................    120      654
    Standex International Corp.........................    521   34,360
    Stanley Black & Decker, Inc........................  6,094  532,920
    Steelcase, Inc. Class A............................  4,250   64,175
*   Stericycle, Inc....................................  1,176  138,356
*   Sterling Construction Co., Inc.....................    400    3,548
#   Sun Hydraulics Corp................................    900   32,832
*   Swift Transportation Co............................  1,965   40,184
    TAL International Group, Inc.......................  1,400   61,880
*   Taser International, Inc...........................  1,400   16,884

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Team, Inc..........................................    600 $   23,766
*   Tecumseh Products Co...............................    400      1,948
*   Teledyne Technologies, Inc.........................  1,301    118,651
    Tennant Co.........................................    650     47,417
#   Terex Corp.........................................  5,091    175,690
    Tetra Tech, Inc....................................  3,035     73,690
#   Textainer Group Holdings, Ltd......................  1,838     67,216
    Textron, Inc.......................................  9,561    347,734
*   Thermon Group Holdings, Inc........................    951     23,185
    Timken Co. (The)...................................  2,900    128,470
#   Titan International, Inc...........................  1,654     24,678
#*  Titan Machinery, Inc...............................  1,000     14,660
    Toro Co. (The).....................................  1,000     59,330
    Towers Watson & Co. Class A........................  1,555    158,641
    TransDigm Group, Inc...............................  1,100    184,712
*   TRC Cos., Inc......................................    500      2,515
#*  Trex Co., Inc......................................    800     22,520
*   Trimas Corp........................................  1,769     56,042
    Trinity Industries, Inc............................  6,600    288,024
#   Triumph Group, Inc.................................  2,200    139,370
*   TrueBlue, Inc......................................  1,673     45,154
*   Tutor Perini Corp..................................  3,132     85,284
    Twin Disc, Inc.....................................    300      8,652
    Tyco International, Ltd............................  6,502    280,561
*   Ultralife Corp.....................................    200        722
    UniFirst Corp......................................    600     58,326
    Union Pacific Corp.................................    892     87,693
*   United Continental Holdings, Inc...................  6,748    313,040
    United Parcel Service, Inc. Class B................  6,739    654,290
*   United Rentals, Inc................................  5,262    557,246
#   United Stationers, Inc.............................  1,810     69,830
    United Technologies Corp........................... 14,503  1,524,990
    Universal Forest Products, Inc.....................    700     30,646
    URS Corp...........................................  3,026    173,299
    US Ecology, Inc....................................    600     27,156
#*  USG Corp...........................................  1,700     44,965
#   UTi Worldwide, Inc.................................  2,500     23,650
#   Valmont Industries, Inc............................  1,066    155,242
*   Verisk Analytics, Inc. Class A.....................  2,566    154,063
#*  Veritiv Corp.......................................    173      6,906
*   Versar, Inc........................................    489      1,555
    Viad Corp..........................................    809     17,167
*   Vicor Corp.........................................    600      4,728
#*  Volt Information Sciences, Inc.....................    500      4,053
    VSE Corp...........................................    151      8,995
#*  Wabash National Corp...............................  1,846     25,124
*   WABCO Holdings, Inc................................  1,483    144,563
    Wabtec Corp........................................  3,200    258,176
    Waste Connections, Inc.............................  3,875    183,442
    Watsco, Inc........................................  1,700    152,269
    Watts Water Technologies, Inc. Class A.............  1,600     93,536
    Werner Enterprises, Inc............................  3,591     88,267
*   Wesco Aircraft Holdings, Inc.......................    494      9,361

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
#*  WESCO International, Inc...........................  2,405 $   188,768
*   Willis Lease Finance Corp..........................     78       1,777
    Woodward, Inc......................................  1,978      98,821
#   WW Grainger, Inc...................................  2,644     621,737
#*  XPO Logistics, Inc.................................    549      16,959
    Xylem, Inc.........................................  3,586     126,550
                                                               -----------
Total Industrials......................................         48,419,116
                                                               -----------
Information Technology -- (15.9%)
#*  3D Systems Corp....................................  1,800      90,234
    Accenture P.L.C. Class A........................... 11,246     891,583
*   ACI Worldwide, Inc.................................  3,387      63,472
#*  Acorn Energy, Inc..................................    200         430
    Activision Blizzard, Inc........................... 19,143     428,420
*   Actuate Corp.......................................  1,433       6,047
*   Acxiom Corp........................................  2,815      51,571
*   Adobe Systems, Inc.................................  6,689     462,277
#   ADTRAN, Inc........................................  2,743      61,004
*   Advanced Energy Industries, Inc....................  1,310      22,034
#*  Advanced Micro Devices, Inc........................ 41,700     163,047
    Advent Software, Inc...............................  2,500      81,150
*   Agilysys, Inc......................................    761      10,007
*   Akamai Technologies, Inc...........................  3,032     178,949
*   Alliance Data Systems Corp.........................  1,573     412,582
*   Alpha & Omega Semiconductor, Ltd...................    249       2,278
    Altera Corp........................................  4,995     163,436
    Amdocs, Ltd........................................  4,603     208,700
    American Software, Inc. Class A....................    400       3,724
*   Amkor Technology, Inc..............................    768       6,797
    Amphenol Corp. Class A.............................  3,605     346,693
*   Amtech Systems, Inc................................    200       1,956
    Analog Devices, Inc................................  6,073     301,403
    Anixter International, Inc.........................  1,157      99,467
*   ANSYS, Inc.........................................  1,200      92,328
*   AOL, Inc...........................................  3,607     139,050
    Apple, Inc......................................... 66,080   6,315,266
    Applied Materials, Inc............................. 15,282     320,311
*   ARRIS Group, Inc...................................  5,713     195,213
*   Arrow Electronics, Inc.............................  4,168     241,536
*   Aspen Technology, Inc..............................  3,617     157,122
*   Atmel Corp.........................................  8,102      66,436
*   Autodesk, Inc......................................  4,404     234,953
    Automatic Data Processing, Inc..................... 10,190     828,549
    Avago Technologies, Ltd............................  3,000     208,140
*   AVG Technologies NV................................  1,621      27,557
#*  Avid Technology, Inc...............................  1,011       7,532
    Avnet, Inc.........................................  4,760     201,491
    Aware, Inc.........................................    500       2,145
#   Badger Meter, Inc..................................    485      24,201
#*  Bankrate, Inc......................................  4,669      78,719
    Bel Fuse, Inc. Class B.............................    278       6,572
    Belden, Inc........................................  1,640     111,356
*   Benchmark Electronics, Inc.........................  1,618      39,075

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Black Box Corp.....................................     500 $   10,350
#   Blackbaud, Inc.....................................   1,645     60,388
*   Blackhawk Network Holdings, Inc. Class B...........   1,787     49,839
#*  Blucora, Inc.......................................   1,400     23,898
#   Booz Allen Hamilton Holding Corp...................   4,319     96,055
*   Bottomline Technologies de, Inc....................     953     26,979
    Broadcom Corp. Class A.............................   6,052    231,550
    Broadridge Financial Solutions, Inc................   6,006    242,462
    Brocade Communications Systems, Inc................  16,851    155,198
    Brooks Automation, Inc.............................   1,100     11,198
*   BTU International, Inc.............................     200        668
    CA, Inc............................................  13,259    382,920
*   Cabot Microelectronics Corp........................     768     30,866
*   CACI International, Inc. Class A...................     900     62,091
#*  Cadence Design Systems, Inc........................   9,120    153,490
#*  CalAmp Corp........................................     600     10,206
*   Calix, Inc.........................................   1,647     15,301
#*  Cardtronics, Inc...................................   1,850     71,336
*   Cascade Microtech, Inc.............................     300      3,318
#   Cass Information Systems, Inc......................     442     19,947
#*  Ceva, Inc..........................................     819     11,654
*   Checkpoint Systems, Inc............................   1,612     19,731
*   CIBER, Inc.........................................   2,092      7,301
#*  Ciena Corp.........................................   4,191     81,850
*   Cirrus Logic, Inc..................................     463     10,385
    Cisco Systems, Inc................................. 101,037  2,549,164
*   Citrix Systems, Inc................................   2,623    177,656
#*  Clearfield, Inc....................................     600      7,722
*   Cognex Corp........................................   2,478    101,548
*   Cognizant Technology Solutions Corp. Class A.......   5,430    266,341
*   Coherent, Inc......................................     900     53,019
    Cohu, Inc..........................................     323      3,601
    Communications Systems, Inc........................     300      3,312
*   CommVault Systems, Inc.............................     801     38,464
    Computer Sciences Corp.............................   6,770    422,380
    Computer Task Group, Inc...........................     610      8,735
    Compuware Corp.....................................   9,617     87,515
*   comScore, Inc......................................     268      9,699
    Comtech Telecommunications Corp....................     364     12,303
*   Comverse, Inc......................................     313      8,038
#*  Concur Technologies, Inc...........................   1,400    130,144
*   Constant Contact, Inc..............................     624     19,425
    Convergys Corp.....................................   4,549     88,205
#*  Conversant, Inc....................................   5,802    135,593
*   CoreLogic, Inc.....................................   4,793    130,370
    Corning, Inc.......................................   8,335    163,783
*   CoStar Group, Inc..................................     883    126,914
#*  Cray, Inc..........................................   1,325     35,139
#*  Cree, Inc..........................................   3,960    187,031
#   CSG Systems International, Inc.....................   1,714     44,633
    CTS Corp...........................................     685     11,912
    Daktronics, Inc....................................   1,378     15,296
*   Datalink Corp......................................     240      2,712

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
#*  Dealertrack Technologies, Inc......................  1,373 $   51,584
#*  Demand Media, Inc..................................  1,267      6,880
*   Dice Holdings, Inc.................................  1,800     16,488
#   Diebold, Inc.......................................  3,080    116,054
*   Digi International, Inc............................    815      6,732
#   Digimarc Corp......................................    127      3,221
*   Digital River, Inc.................................  1,636     23,378
*   Diodes, Inc........................................  1,336     34,068
#*  Dolby Laboratories, Inc. Class A...................  1,265     56,470
*   DSP Group, Inc.....................................     10         89
    DST Systems, Inc...................................  1,900    171,133
*   DTS, Inc...........................................    453      8,195
    EarthLink Holdings Corp............................  3,454     13,609
*   eBay, Inc.......................................... 15,393    812,750
#   Ebix, Inc..........................................    960     12,058
#*  Echelon Corp.......................................    700      1,582
*   EchoStar Corp. Class A.............................  1,534     77,774
    Electro Rent Corp..................................    804     12,261
    Electro Scientific Industries, Inc.................  1,011      6,046
*   Electronic Arts, Inc...............................  4,020    135,072
*   Electronics for Imaging, Inc.......................  2,109     92,944
#*  Ellie Mae, Inc.....................................    755     21,684
    EMC Corp........................................... 27,535    806,775
*   Emulex Corp........................................  2,986     17,558
#*  EnerNOC, Inc.......................................  1,220     21,862
*   Entegris, Inc......................................  3,413     39,215
*   Entropic Communications, Inc.......................  2,237      6,241
*   Envestnet, Inc.....................................     90      3,925
*   EPAM Systems, Inc..................................  1,395     53,931
    EPIQ Systems, Inc..................................  1,009     14,550
*   ePlus, Inc.........................................    400     21,876
#*  Equinix, Inc.......................................  1,116    239,404
*   Euronet Worldwide, Inc.............................  2,376    118,895
*   Exar Corp..........................................  1,220     11,749
*   ExlService Holdings, Inc...........................  2,071     58,092
*   Extreme Networks, Inc..............................  2,741     12,883
*   F5 Networks, Inc...................................  1,819    204,801
*   Fabrinet...........................................  1,414     26,300
*   Facebook, Inc. Class A............................. 18,100  1,314,965
#   FactSet Research Systems, Inc......................  2,323    279,062
    Fair Isaac Corp....................................  1,100     62,865
*   Fairchild Semiconductor International, Inc.........  3,440     52,357
#*  FARO Technologies, Inc.............................    400     20,252
    FEI Co.............................................  1,200     91,920
    Fidelity National Information Services, Inc........  7,645    431,178
#*  Finisar Corp.......................................  3,823     75,428
#*  First Solar, Inc...................................  3,600    227,196
*   Fiserv, Inc........................................  8,561    527,957
*   FleetCor Technologies, Inc.........................  2,164    287,358
    FLIR Systems, Inc..................................  2,900     96,512
#   Forrester Research, Inc............................    600     23,208
*   Fortinet, Inc......................................  2,600     63,830
#*  Freescale Semiconductor, Ltd.......................  2,500     50,050

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Gartner, Inc.......................................  2,505 $  171,392
*   Genpact, Ltd.......................................  7,378    129,853
*   Global Cash Access Holdings, Inc...................  4,600     38,502
    Global Payments, Inc...............................  3,319    229,907
*   Google, Inc. Class A...............................  2,813  1,630,274
*   Google, Inc. Class C...............................  2,813  1,607,911
*   GSI Group, Inc.....................................    618      7,126
#*  GSI Technology, Inc................................    600      3,840
#*  GT Advanced Technologies, Inc......................  2,386     33,022
*   GTT Communications, Inc............................  1,500     15,240
    Hackett Group, Inc. (The)..........................    800      4,800
*   Harmonic, Inc......................................  4,973     29,838
    Harris Corp........................................  2,173    148,351
#   Heartland Payment Systems, Inc.....................  1,088     51,680
    Hewlett-Packard Co................................. 57,086  2,032,832
*   Hutchinson Technology, Inc.........................    900      1,998
    IAC/InterActiveCorp................................  2,800    188,160
*   ID Systems, Inc....................................    400      2,288
*   Identiv, Inc.......................................      2         22
*   iGATE Corp.........................................  2,068     73,786
*   II-VI, Inc.........................................  2,048     28,099
*   Imation Corp.......................................    397      1,278
#*  Infinera Corp......................................  4,606     42,375
*   Informatica Corp...................................  3,972    125,992
*   Ingram Micro, Inc. Class A.........................  5,648    162,098
*   Innodata, Inc......................................    400      1,216
*   Inphi Corp.........................................      6         92
*   Insight Enterprises, Inc...........................  1,499     39,379
*   Integrated Device Technology, Inc..................  2,264     32,511
    Integrated Silicon Solution, Inc...................    700     10,234
#   Intel Corp......................................... 86,163  2,920,064
#*  Interactive Intelligence Group, Inc................    500     22,685
    InterDigital, Inc..................................  1,200     52,908
#*  Internap Network Services Corp.....................  3,375     24,334
    International Business Machines Corp............... 11,739  2,250,014
*   International Rectifier Corp.......................  2,400     59,616
    Intersil Corp. Class A.............................  5,929     76,069
*   Intevac, Inc.......................................    500      3,170
    Intuit, Inc........................................  5,800    475,426
#*  InvenSense, Inc....................................    473     10,884
#*  IPG Photonics Corp.................................    600     40,410
*   Itron, Inc.........................................  1,479     53,214
*   Ixia...............................................  2,248     24,054
    IXYS Corp..........................................  1,534     17,518
#   j2 Global, Inc.....................................  1,601     78,321
    Jabil Circuit, Inc.................................  7,769    155,069
    Jack Henry & Associates, Inc.......................  4,000    233,400
#*  JDS Uniphase Corp..................................  8,536    101,322
*   Juniper Networks, Inc.............................. 21,880    515,055
*   Kemet Corp.........................................    318      1,568
*   Key Tronic Corp....................................    334      3,540
    KLA-Tencor Corp....................................  2,269    162,211
#*  Knowles Corp.......................................  1,985     57,724

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Kopin Corp.........................................   1,468 $    5,035
*   Kulicke & Soffa Industries, Inc....................   3,312     45,109
*   KVH Industries, Inc................................      99      1,288
    Lam Research Corp..................................   5,038    352,660
*   Lattice Semiconductor Corp.........................   2,830     19,357
    Leidos Holdings, Inc...............................   3,929    145,137
#   Lexmark International, Inc. Class A................   3,325    159,700
*   Limelight Networks, Inc............................   1,080      2,776
    Linear Technology Corp.............................   2,800    123,578
*   LinkedIn Corp. Class A.............................     791    142,886
*   Lionbridge Technologies, Inc.......................   2,610     14,955
#*  Liquidity Services, Inc............................     101      1,362
    Littelfuse, Inc....................................   1,105     96,047
*   Magnachip Semiconductor Corp.......................   1,541     21,589
*   Manhattan Associates, Inc..........................   1,200     35,232
#   ManTech International Corp. Class A................   1,487     40,149
    Marchex, Inc. Class B..............................     700      7,700
    Marvell Technology Group, Ltd......................  14,497    193,390
    MasterCard, Inc. Class A...........................  12,171    902,480
    Maxim Integrated Products, Inc.....................   6,139    179,934
    MAXIMUS, Inc.......................................   3,813    157,706
*   Maxwell Technologies, Inc..........................     900      9,792
*   Measurement Specialties, Inc.......................     532     45,747
    Mentor Graphics Corp...............................   3,975     78,506
*   Mercury Systems, Inc...............................   1,795     19,835
    Methode Electronics, Inc...........................   1,300     41,574
    Micrel, Inc........................................   1,226     12,824
#   Microchip Technology, Inc..........................   1,100     49,522
*   Micron Technology, Inc.............................  32,511    993,211
*   MICROS Systems, Inc................................   2,400    162,312
*   Microsemi Corp.....................................   3,484     83,546
    Microsoft Corp..................................... 123,792  5,342,863
    MKS Instruments, Inc...............................   4,047    128,614
#*  ModusLink Global Solutions, Inc....................   1,100      4,103
*   MoneyGram International, Inc.......................     407      5,881
    Monolithic Power Systems, Inc......................     810     33,404
    Monotype Imaging Holdings, Inc.....................   1,050     31,384
*   Monster Worldwide, Inc.............................   6,500     42,250
    Motorola Solutions, Inc............................   4,662    296,876
*   Move, Inc..........................................     995     14,527
    MTS Systems Corp...................................     534     35,244
*   Multi-Fineline Electronix, Inc.....................     722      7,047
*   Nanometrics, Inc...................................     527      8,200
    National Instruments Corp..........................   3,276    104,308
*   NCI, Inc. Class A..................................     100        898
*   NCR Corp...........................................   8,224    254,533
    NetApp, Inc........................................   7,487    290,795
*   NETGEAR, Inc.......................................   1,577     49,376
#*  Netlist, Inc.......................................     400        496
*   Netscout Systems, Inc..............................   1,535     65,284
#*  NetSuite, Inc......................................     849     71,579
#*  NeuStar, Inc. Class A..............................   2,061     57,419
*   Newport Corp.......................................   1,890     32,716

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    NIC, Inc...........................................  1,200 $   20,244
#*  Nuance Communications, Inc.........................  8,172    148,567
    NVIDIA Corp........................................ 26,341    460,967
*   OmniVision Technologies, Inc.......................  1,293     28,963
*   ON Semiconductor Corp.............................. 19,904    170,378
*   Oplink Communications, Inc.........................    800     15,248
    Oracle Corp........................................ 61,587  2,487,499
*   OSI Systems, Inc...................................    852     56,488
*   Palo Alto Networks, Inc............................    600     48,516
#*  Pandora Media, Inc.................................  2,164     54,360
*   PAR Technology Corp................................    300      1,170
    Park Electrochemical Corp..........................    523     14,728
    Paychex, Inc.......................................  8,662    355,229
    PC Connection, Inc.................................    346      7,069
*   PDF Solutions, Inc.................................    439      8,411
    Pegasystems, Inc...................................  2,665     56,951
    Perceptron, Inc....................................    200      2,250
*   Perficient, Inc....................................  1,076     18,281
*   Pericom Semiconductor Corp.........................    400      3,532
*   Photronics, Inc....................................    735      5,858
    Plantronics, Inc...................................  1,706     80,131
*   Plexus Corp........................................  1,200     47,196
*   PMC-Sierra, Inc....................................  7,989     53,766
*   Polycom, Inc.......................................  4,534     58,126
    Power Integrations, Inc............................    500     26,915
*   PRGX Global, Inc...................................    400      2,408
*   Progress Software Corp.............................  2,023     46,893
*   PTC, Inc...........................................  4,285    154,089
*   Pulse Electronics Corp.............................     34         83
*   QLogic Corp........................................  3,968     36,109
    QUALCOMM, Inc...................................... 23,683  1,745,437
*   QuinStreet, Inc....................................    195        973
*   Qumu Corp..........................................    208      2,735
#*  Rackspace Hosting, Inc.............................  1,436     43,496
*   Radisys Corp.......................................    732      2,372
#*  Rambus, Inc........................................  3,700     42,587
*   RealNetworks, Inc..................................    971      7,302
*   Red Hat, Inc.......................................  2,304    133,908
#*  RF Micro Devices, Inc..............................  7,369     82,238
    Richardson Electronics, Ltd........................    500      4,985
*   Riverbed Technology, Inc...........................  4,496     80,478
*   Rofin-Sinar Technologies, Inc......................  1,726     37,679
*   Rogers Corp........................................    581     33,326
*   Rosetta Stone, Inc.................................  1,153     11,115
*   Rovi Corp..........................................  5,069    118,463
*   Rudolph Technologies, Inc..........................    847      7,801
*   Saba Software, Inc.................................    600      7,440
*   Salesforce.com, Inc................................  5,907    320,455
    SanDisk Corp.......................................  6,766    620,510
*   Sanmina Corp.......................................  3,690     85,940
*   Sapient Corp.......................................  7,942    117,224
*   ScanSource, Inc....................................  1,575     56,401
    Science Applications International Corp............  2,245     93,774

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Seachange International, Inc.......................  1,200 $  8,988
#   Seagate Technology P.L.C...........................  6,300  369,180
*   Semtech Corp.......................................  1,391   31,061
#*  ServiceNow, Inc....................................    800   47,040
#*  ServiceSource International, Inc...................    107      474
*   ShoreTel, Inc......................................  2,672   16,513
*   Silicon Image, Inc.................................  1,800    8,982
*   Silicon Laboratories, Inc..........................  2,076   84,555
    Skyworks Solutions, Inc............................  5,239  265,932
*   Smith Micro Software, Inc..........................    500      530
*   SolarWinds, Inc....................................  1,200   49,368
    Solera Holdings, Inc...............................  3,062  195,968
*   Sonus Networks, Inc................................ 11,379   40,168
*   Spansion, Inc. Class A.............................    901   17,092
#*  Speed Commerce, Inc................................    595    1,850
#*  Splunk, Inc........................................    673   31,644
*   SS&C Technologies Holdings, Inc....................  2,982  129,150
*   Stamps.com, Inc....................................    486   15,372
*   StarTek, Inc.......................................    200    1,422
#*  Stratasys, Ltd.....................................  1,057  106,271
#*  SunEdison, Inc..................................... 10,601  212,020
*   SunPower Corp......................................  1,361   49,990
#*  Super Micro Computer, Inc..........................  2,458   64,326
*   support.com, Inc...................................  1,000    2,380
*   Sykes Enterprises, Inc.............................  2,556   52,909
    Symantec Corp...................................... 20,309  480,511
#*  Synaptics, Inc.....................................  1,720  124,236
#*  Synchronoss Technologies, Inc......................  1,629   65,828
*   SYNNEX Corp........................................  1,845  119,002
*   Synopsys, Inc......................................  4,159  157,085
*   Syntel, Inc........................................  1,200  103,644
*   Take-Two Interactive Software, Inc.................  7,036  157,466
    TE Connectivity, Ltd...............................  3,896  241,123
*   Tech Data Corp.....................................  2,199  138,075
*   TeleCommunication Systems, Inc. Class A............    971    3,059
*   Telenav, Inc.......................................  1,165    5,790
*   TeleTech Holdings, Inc.............................  2,516   69,265
#*  Teradata Corp......................................  5,600  236,096
#   Teradyne, Inc......................................  7,877  143,519
    Tessco Technologies, Inc...........................    126    3,843
    Tessera Technologies, Inc..........................  2,694   68,455
    Texas Instruments, Inc............................. 15,376  711,140
    TheStreet, Inc.....................................    700    1,701
*   TIBCO Software, Inc................................  4,439   85,673
    Total System Services, Inc.........................  5,763  184,416
    Transact Technologies, Inc.........................    300    2,712
#*  Travelzoo, Inc.....................................    400    6,896
#*  Trimble Navigation, Ltd............................  3,053   94,338
*   TriQuint Semiconductor, Inc........................  3,705   66,616
#*  TTM Technologies, Inc..............................  3,017   22,658
*   Tyler Technologies, Inc............................    600   54,438
#*  Ubiquiti Networks, Inc.............................    327   12,501
*   Ultimate Software Group, Inc. (The)................    551   74,335

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Ultratech, Inc.....................................  1,181 $    27,966
*   Unisys Corp........................................  1,400      29,806
    United Online, Inc.                                    539       5,773
#*  Unwired Planet, Inc................................  2,043       4,086
*   Vantiv, Inc. Class A...............................  2,823      92,538
#*  Veeco Instruments, Inc.............................  2,100      72,891
*   VeriFone Systems, Inc..............................  3,834     128,477
*   Verint Systems, Inc................................  2,381     111,764
#*  VeriSign, Inc......................................  1,924     103,992
#*  ViaSat, Inc........................................  1,464      85,600
*   Viasystems Group, Inc..............................    156       1,527
*   Video Display Corp.................................     37         118
*   Virtusa Corp.......................................  1,004      31,405
    Visa, Inc. Class A                                   4,530     955,875
    Vishay Intertechnology, Inc.                         4,148      61,100
*   Vishay Precision Group, Inc........................    335       4,834
#*  VistaPrint NV......................................    852      41,970
#*  VMware, Inc. Class A...............................    700      69,552
*   Web.com Group, Inc.................................  1,200      31,860
#*  WebMD Health Corp..................................    742      36,974
*   Westell Technologies, Inc. Class A.................    700       1,211
    Western Digital Corp.                                7,142     712,986
#   Western Union Co. (The)............................ 11,720     204,748
*   WEX, Inc...........................................  1,150     124,108
*   Xcerra Corp........................................  2,281      21,327
    Xerox Corp.                                         47,590     631,043
    Xilinx, Inc.                                         5,594     230,081
*   XO Group, Inc......................................    950      10,611
*   Yahoo!, Inc........................................  7,763     277,993
*   Yelp, Inc..........................................    500      33,580
*   Zebra Technologies Corp. Class A...................  2,339     187,284
#*  Zix Corp...........................................  1,205       4,181
*   Zynga, Inc. Class A................................ 11,100      32,412
                                                               -----------
Total Information Technology...........................         69,866,466
                                                               -----------
Materials -- (4.4%)
    A Schulman, Inc....................................  1,631      64,816
*   AEP Industries, Inc................................    179       7,294
    Air Products & Chemicals, Inc......................  2,497     329,479
    Airgas, Inc........................................  1,600     171,072
    Albemarle Corp.....................................  2,803     171,936
    Alcoa, Inc......................................... 36,473     597,792
    Allegheny Technologies, Inc........................  4,175     157,189
#*  Allied Nevada Gold Corp............................  2,797       8,755
#*  AM Castle & Co.....................................    956       7,916
#   American Vanguard Corp.............................  1,265      16,053
    Ampco-Pittsburgh Corp..............................    357       7,201
    Aptargroup, Inc....................................  2,590     158,249
    Ashland, Inc.......................................  2,065     216,102
    Avery Dennison Corp................................  5,104     240,960
    Axiall Corp........................................  2,225      95,297
    Balchem Corp.......................................    834      41,700
    Ball Corp..........................................  4,657     285,288

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Bemis Co., Inc.....................................  6,161 $240,341
*   Berry Plastics Group, Inc..........................  2,800   68,012
    Cabot Corp.........................................  2,600  136,214
*   Calgon Carbon Corp.................................  2,500   53,000
    Carpenter Technology Corp..........................  1,884  102,000
    Celanese Corp. Series A............................  3,455  201,116
*   Century Aluminum Co................................  3,446   64,785
    CF Industries Holdings, Inc........................  2,522  631,357
    Chase Corp.........................................    200    6,750
*   Chemtura Corp......................................  3,210   74,665
*   Clearwater Paper Corp..............................  1,793  121,207
#   Cliffs Natural Resources, Inc......................  5,889  102,763
    Commercial Metals Co...............................  5,254   90,579
    Compass Minerals International, Inc................  1,052   90,493
#*  Contango ORE, Inc..................................     50      522
*   Crown Holdings, Inc................................  2,584  120,285
    Cytec Industries, Inc..............................  1,200  121,020
    Deltic Timber Corp.................................    200   12,220
    Domtar Corp........................................  3,600  129,312
    Dow Chemical Co. (The)............................. 11,060  564,834
    Eagle Materials, Inc...............................  2,200  199,804
    Eastman Chemical Co................................  4,237  333,791
    Ecolab, Inc........................................  4,410  478,617
    EI du Pont de Nemours & Co......................... 11,226  721,944
*   Ferro Corp.........................................  8,022  100,596
#*  Flotek Industries, Inc.............................  1,507   43,477
    FMC Corp...........................................  3,139  204,726
    Freeport-McMoRan, Inc..............................  8,580  319,348
    FutureFuel Corp....................................  1,448   22,820
#*  General Moly, Inc..................................  2,819    2,960
    Globe Specialty Metals, Inc........................  2,247   42,760
*   Graphic Packaging Holding Co....................... 20,693  248,316
    Greif, Inc. Class A................................    948   47,571
    Hawkins, Inc.......................................    400   13,700
    Haynes International, Inc..........................    300   14,940
    HB Fuller Co.......................................  3,100  138,415
*   Headwaters, Inc....................................  1,600   17,104
#*  Horsehead Holding Corp.............................  1,695   31,747
    Huntsman Corp......................................  7,232  188,394
    Innophos Holdings, Inc.............................    880   53,178
    Innospec, Inc......................................  1,338   53,801
    International Flavors & Fragrances, Inc............  2,247  226,924
    International Paper Co.............................  9,054  430,065
#*  Intrepid Potash, Inc...............................  2,295   33,989
    Kaiser Aluminum Corp...............................    650   50,193
*   KapStone Paper and Packaging Corp..................  5,881  174,901
    KMG Chemicals, Inc.................................    300    5,031
    Koppers Holdings, Inc..............................    500   18,015
*   Kraton Performance Polymers, Inc...................  1,647   33,945
#   Kronos Worldwide, Inc..............................  2,007   29,924
*   Landec Corp........................................    900   10,989
#*  Louisiana-Pacific Corp.............................  3,500   47,390
*   LSB Industries, Inc................................  1,305   50,256

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    LyondellBasell Industries NV Class A...............  8,347 $886,869
#   Martin Marietta Materials, Inc.....................  2,376  295,170
    Materion Corp......................................    900   29,079
#*  McEwen Mining, Inc.................................  2,598    7,404
    MeadWestvaco Corp..................................  7,235  302,423
*   Mercer International, Inc..........................  1,858   18,506
    Minerals Technologies, Inc.........................  2,000  116,140
#*  Molycorp, Inc......................................    770    1,609
#   Monsanto Co........................................  8,086  914,446
    Mosaic Co. (The)...................................  3,394  156,497
    Myers Industries, Inc..............................  2,331   43,077
    Neenah Paper, Inc..................................    900   44,658
#   NewMarket Corp.....................................    400  154,800
    Noranda Aluminum Holding Corp......................  2,079    9,189
    Nucor Corp.........................................  9,436  473,876
#   Olin Corp..........................................  2,121   56,355
    Olympic Steel, Inc.................................    300    6,579
#   OM Group, Inc......................................  1,454   41,105
*   OMNOVA Solutions, Inc..............................  1,400   11,298
*   Owens-Illinois, Inc................................  9,307  290,285
    Packaging Corp. of America.........................  3,298  218,196
*   Penford Corp.......................................    200    2,456
    PH Glatfelter Co...................................  1,455   34,629
    PolyOne Corp.......................................  3,692  140,111
    PPG Industries, Inc................................  1,405  278,696
    Praxair, Inc.......................................  5,952  762,689
    Quaker Chemical Corp...............................    514   36,294
    Reliance Steel & Aluminum Co.......................  2,837  193,625
#*  Rentech, Inc.......................................  6,215   13,487
*   Resolute Forest Products, Inc......................  1,500   23,085
    Rock-Tenn Co. Class A..............................  1,627  161,773
    Rockwood Holdings, Inc.............................  2,935  231,689
#   Royal Gold, Inc....................................  1,945  146,984
    RPM International, Inc.............................  5,200  229,736
*   RTI International Metals, Inc......................  1,265   31,448
#   Schnitzer Steel Industries, Inc. Class A...........    400   10,684
    Schweitzer-Mauduit International, Inc..............  1,300   53,079
    Scotts Miracle-Gro Co. (The) Class A...............  2,401  127,733
    Sealed Air Corp.................................... 11,732  376,832
#*  Senomyx, Inc.......................................    300    2,116
    Sensient Technologies Corp.........................  2,676  140,490
    Sherwin-Williams Co. (The).........................  1,600  329,968
    Sigma-Aldrich Corp.................................  2,000  200,840
    Silgan Holdings, Inc...............................  2,273  111,877
*   Solitario Exploration & Royalty Corp...............  1,000    1,540
    Sonoco Products Co.................................  4,951  193,782
#   Southern Copper Corp...............................  3,250  106,795
    Steel Dynamics, Inc................................  7,698  163,275
    Stepan Co..........................................    766   36,860
#*  Stillwater Mining Co...............................  4,770   85,383
*   SunCoke Energy, Inc................................  2,725   62,212
    Synalloy Corp......................................    300    5,022
*   TimkenSteel Corp...................................  1,450   63,089

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Materials -- (Continued)
*   Trecora Resources..................................    500 $     6,010
    Tredegar Corp......................................    811      15,847
    Tronox, Ltd. Class A...............................  1,900      50,426
    United States Lime & Minerals, Inc.................    200      11,524
#   United States Steel Corp...........................  2,455      82,218
*   Universal Stainless & Alloy Products, Inc..........    400      11,532
    US Silica Holdings, Inc............................  1,234      69,375
#   Valhi, Inc.........................................  3,135      20,628
    Valspar Corp. (The)................................  3,600     270,180
    Vulcan Materials Co................................  1,404      88,634
    Wausau Paper Corp..................................  2,700      27,189
    Westlake Chemical Corp.............................  1,400     122,346
    Worthington Industries, Inc........................  4,500     172,125
*   WR Grace & Co......................................    362      32,942
    Zep, Inc...........................................    611       9,525
                                                               -----------
Total Materials........................................         19,324,546
                                                               -----------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................    738      12,590
                                                               -----------
Telecommunication Services -- (2.3%)
#*  8x8, Inc...........................................  1,108       8,953
*   Alaska Communications Systems Group, Inc...........  2,700       4,968
    AT&T, Inc.......................................... 82,356   2,931,050
    Atlantic Tele-Network, Inc.........................  1,000      58,510
#*  Boingo Wireless, Inc...............................    666       4,069
    CenturyLink, Inc...................................  6,253     245,368
#*  Cincinnati Bell, Inc............................... 12,226      46,581
    Cogent Communications Holdings, Inc................  1,834      63,658
#   Consolidated Communications Holdings, Inc..........  2,539      56,823
    Enventis Corp......................................    380       6,224
#   Frontier Communications Corp....................... 75,159     492,291
*   General Communication, Inc. Class A................  2,200      24,288
#*  Globalstar, Inc.................................... 12,700      50,292
#*  Hawaiian Telcom Holdco, Inc........................     33         931
    HC2 Holdings, Inc..................................    482       1,904
    IDT Corp. Class B..................................    845      13,173
    Inteliquent, Inc...................................  2,921      30,992
#*  Iridium Communications, Inc........................  3,706      30,315
*   Level 3 Communications, Inc........................  6,904     303,638
    Lumos Networks Corp................................  1,300      19,942
#   NTELOS Holdings Corp...............................    502       6,044
*   ORBCOMM, Inc.......................................  2,700      16,956
*   Premiere Global Services, Inc......................  3,346      43,833
*   SBA Communications Corp. Class A...................  5,201     556,143
    Shenandoah Telecommunications Co...................    800      22,168
    Spok Holdings, Inc.................................    810      12,126
*   Sprint Corp........................................ 19,389     142,509
*   Straight Path Communications, Inc. Class B.........    422       4,165
*   T-Mobile US, Inc...................................  3,521     115,982
    Telephone & Data Systems, Inc......................  6,089     152,225
*   tw telecom, Inc....................................  3,034     123,605
*   United States Cellular Corp........................  1,091      42,647

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Telecommunication Services -- (Continued)
    Verizon Communications, Inc........................ 80,286 $ 4,048,020
*   Vonage Holdings Corp............................... 14,064      48,943
    Windstream Holdings, Inc........................... 38,113     436,775
                                                               -----------
Total Telecommunication Services.......................         10,166,111
                                                               -----------
Utilities -- (2.7%)
    AES Corp........................................... 13,986     204,335
    AGL Resources, Inc.................................  4,247     219,315
#   ALLETE, Inc........................................  2,318     108,761
    Alliant Energy Corp................................  2,236     126,334
    Ameren Corp........................................  3,100     119,195
    American Electric Power Co., Inc...................  6,096     316,931
    American States Water Co...........................  1,600      48,880
    American Water Works Co., Inc......................  3,000     143,310
    Aqua America, Inc..................................  6,194     147,293
#   Artesian Resources Corp. Class A...................    200       4,358
    Atmos Energy Corp..................................  3,068     148,246
#   Avista Corp........................................  2,035      63,146
    Black Hills Corp...................................  2,420     127,558
#*  Cadiz, Inc.........................................    200       1,796
    California Water Service Group.....................  1,750      39,847
*   Calpine Corp....................................... 13,700     301,948
    CenterPoint Energy, Inc............................  8,501     206,744
    Chesapeake Utilities Corp..........................    387      25,190
    Cleco Corp.........................................  2,137     119,116
    CMS Energy Corp....................................  5,802     167,852
    Connecticut Water Service, Inc.....................    367      11,704
#   Consolidated Edison, Inc...........................  3,200     179,488
    Consolidated Water Co., Ltd........................    163       1,694
#   Delta Natural Gas Co., Inc.........................    149       2,920
    Dominion Resources, Inc............................  6,126     414,363
    DTE Energy Co......................................  2,700     199,314
    Duke Energy Corp...................................  7,539     543,788
*   Dynegy, Inc........................................  3,594      95,421
    Edison International...............................  4,400     241,120
    El Paso Electric Co................................  1,393      51,332
    Empire District Electric Co. (The).................  2,410      59,069
    Entergy Corp.......................................  3,142     228,832
#   Exelon Corp........................................  6,223     193,411
    FirstEnergy Corp...................................  5,153     160,825
    Gas Natural, Inc...................................    400       5,156
*   Genie Energy, Ltd. Class B.........................    400       2,772
#   Great Plains Energy, Inc...........................  6,430     159,400
#   Hawaiian Electric Industries, Inc..................  3,306      78,088
    IDACORP, Inc.......................................  1,800      96,390
    Integrys Energy Group, Inc.........................  2,881     188,878
#   ITC Holdings Corp..................................  5,412     195,373
#   Laclede Group, Inc. (The)..........................  2,712     127,410
    MDU Resources Group, Inc...........................  5,804     182,884
#   MGE Energy, Inc....................................  1,800      67,716
    Middlesex Water Co.................................    700      14,224
#   National Fuel Gas Co...............................  2,149     148,088
#   New Jersey Resources Corp..........................  2,300     117,484

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------ ------------
Utilities -- (Continued)
    NextEra Energy, Inc................................  5,000 $    469,450
    NiSource, Inc......................................  6,820      256,978
    Northeast Utilities................................  6,199      272,136
#   Northwest Natural Gas Co...........................  1,120       48,406
    NorthWestern Corp..................................  1,317       60,872
    NRG Energy, Inc.................................... 12,703      393,285
    OGE Energy Corp....................................  3,114      111,948
#   ONE Gas, Inc.......................................  2,102       75,672
    Ormat Technologies, Inc............................  2,077       53,566
#   Otter Tail Corp....................................  1,233       34,475
    Pepco Holdings, Inc................................  5,707      153,233
    PG&E Corp..........................................  4,991      222,948
    Piedmont Natural Gas Co., Inc......................  3,246      112,604
    Pinnacle West Capital Corp.........................  2,400      128,376
    PNM Resources, Inc.................................  4,132      105,986
#   Portland General Electric Co.......................  3,994      127,528
    Public Service Enterprise Group, Inc...............  6,200      218,054
    Questar Corp.......................................  6,400      142,336
#   SCANA Corp.........................................  2,118      107,764
    Sempra Energy......................................  2,346      233,920
    SJW Corp...........................................  1,206       32,333
#   South Jersey Industries, Inc.......................  2,425      129,907
    Southern Co. (The).................................  6,936      300,259
    Southwest Gas Corp.................................  2,561      126,846
#   TECO Energy, Inc...................................  9,779      170,741
    UGI Corp...........................................  7,478      362,982
    UIL Holdings Corp..................................  1,864       65,445
    Unitil Corp........................................    600       19,200
#   UNS Energy Corp....................................  1,400       84,588
    Vectren Corp.......................................  3,399      129,468
#   Westar Energy, Inc.................................  4,495      162,000
#   WGL Holdings, Inc..................................  1,801       70,203
#   Wisconsin Energy Corp..............................  4,200      183,036
#   Xcel Energy, Inc...................................  4,400      135,520
    York Water Co......................................    300        5,709
                                                               ------------
Total Utilities........................................          11,715,073
                                                               ------------
TOTAL COMMON STOCKS....................................         387,691,899
                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
o*  Community Health Systems, Inc. Rights 01/04/16..... 11,318          622
o*  Leap Wireless International, Inc. Contingent Value
      Rights...........................................  1,800        4,536

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16.       358 $         --
TOTAL RIGHTS/WARRANTS.................................                  5,158
                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
      State Street Institutional Liquid Reserves,
        0.068%........................................ 6,800,013    6,800,013
                                                                 ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ---------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund.................. 3,740,200   43,274,115
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $313,824,445)^^...           $437,771,185
                                                                 ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 57,752,665          --   --    $ 57,752,665
   Consumer Staples..............   27,654,398          --   --      27,654,398
   Energy........................   42,763,243          --   --      42,763,243
   Financials....................   53,400,593 $       278   --      53,400,871
   Health Care...................   46,615,110       1,710   --      46,616,820
   Industrials...................   48,419,116          --   --      48,419,116
   Information Technology........   69,866,466          --   --      69,866,466
   Materials.....................   19,324,546          --   --      19,324,546
   Real Estate Investment Trusts.       12,590          --   --          12,590
   Telecommunication Services....   10,166,111          --   --      10,166,111
   Utilities.....................   11,715,073          --   --      11,715,073
Rights/Warrants..................           --       5,158   --           5,158
Temporary Cash Investments.......    6,800,013          --   --       6,800,013
Securities Lending Collateral....           --  43,274,115   --      43,274,115
                                  ------------ -----------   --    ------------
TOTAL............................ $394,489,924 $43,281,261   --    $437,771,185
                                  ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (90.0%)

AUSTRALIA -- (6.4%)
    Adelaide Brighton, Ltd.............................  17,121 $   57,740
    AGL Energy, Ltd....................................  12,921    176,125
#   ALS, Ltd...........................................  19,162    137,392
*   Alumina, Ltd.......................................  88,210    129,686
    Amalgamated Holdings, Ltd..........................   2,408     21,246
    Amcom Telecommunications, Ltd......................  10,489     19,861
    Amcor, Ltd.........................................  17,823    170,589
    AMP, Ltd........................................... 115,484    582,951
    Ansell, Ltd........................................   7,476    131,246
    AP Eagers, Ltd.....................................   1,880     10,090
    APA Group..........................................  32,816    226,522
*   APN News & Media, Ltd..............................   8,067      5,859
#*  Aquarius Platinum, Ltd.............................  11,448      4,763
    ARB Corp., Ltd.....................................   2,584     29,161
    Arrium, Ltd........................................  38,188     28,694
    Asciano, Ltd.......................................  62,339    346,043
    ASX, Ltd...........................................   4,482    149,684
#   Atlas Iron, Ltd....................................  28,989     16,859
#   Ausdrill, Ltd......................................   7,076      7,077
#   Ausenco, Ltd.......................................   2,832      1,574
    Australia & New Zealand Banking Group, Ltd.........  40,877  1,276,245
    Australian Infrastructure Fund, Ltd................  14,370         67
    Australian Pharmaceutical Industries, Ltd..........  40,511     22,478
    Automotive Holdings Group, Ltd.....................   7,271     26,127
#   Aveo Group.........................................   5,653     11,249
*   AWE, Ltd...........................................  19,789     33,106
    Bank of Queensland, Ltd............................   9,307    107,412
    BC Iron, Ltd.......................................   2,827      8,799
    Beach Energy, Ltd..................................  67,407    104,862
    Bega Cheese, Ltd...................................   6,210     27,956
    Bendigo and Adelaide Bank, Ltd.....................  26,918    316,695
    Bentham IMF, Ltd...................................   7,011     13,723
    BHP Billiton, Ltd..................................  26,760    950,152
    BHP Billiton, Ltd. Sponsored ADR...................   9,527    677,274
*   Billabong International, Ltd.......................  38,404     18,941
*   BlueScope Steel, Ltd...............................  18,055    103,766
    Boral, Ltd.........................................  42,438    208,760
#   Bradken, Ltd.......................................   7,516     31,235
    Brambles, Ltd......................................  26,822    232,201
#   Breville Group, Ltd................................   3,217     24,664
    Brickworks, Ltd....................................     857     11,354
#   Cabcharge Australia, Ltd...........................   4,103     17,441
    Caltex Australia, Ltd..............................   8,710    198,151
#   Cardno, Ltd........................................   7,791     45,130
    Cash Converters International, Ltd.................  25,015     25,924
    Cedar Woods Properties, Ltd........................   2,172     15,193
*   Coal of Africa, Ltd................................   2,428        172
#   Coca-Cola Amatil, Ltd..............................  10,618     90,553
#   Cochlear, Ltd......................................   2,129    125,002
    Commonwealth Bank of Australia.....................  31,428  2,424,033
    Computershare, Ltd.................................   3,133     37,808

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
#   Crowe Horwath Australasia, Ltd..................... 11,744 $    4,475
    Crown Resorts, Ltd.................................  5,061     75,734
    CSL, Ltd...........................................  4,818    300,178
    CSR, Ltd........................................... 19,181     66,709
    David Jones, Ltd................................... 17,745     65,797
    Decmil Group, Ltd.................................. 10,092     18,484
#   Domino's Pizza Enterprises, Ltd....................  1,619     32,186
    Downer EDI, Ltd.................................... 25,131    112,092
#*  Drillsearch Energy, Ltd............................ 23,451     35,518
    DuluxGroup, Ltd....................................  7,839     39,796
    Echo Entertainment Group, Ltd...................... 15,328     46,956
*   Emeco Holdings, Ltd................................ 18,108      3,633
*   Energy Resources of Australia, Ltd.................  5,657      7,028
    Envestra, Ltd...................................... 15,764     18,953
#   Evolution Mining, Ltd.............................. 15,680     11,182
    Fairfax Media, Ltd................................. 78,167     61,525
#   Flight Centre Travel Group, Ltd....................    591     25,782
#   Fortescue Metals Group, Ltd........................ 15,714     70,450
    GrainCorp, Ltd. Class A............................  8,657     69,592
#   GUD Holdings, Ltd..................................  7,446     51,333
#*  Gunns, Ltd......................................... 26,718         --
#   GWA Group, Ltd.....................................  8,700     23,499
#   Harvey Norman Holdings, Ltd........................ 14,320     40,633
    Hills, Ltd.........................................  5,399      9,104
#*  Horizon Oil, Ltd................................... 50,760     17,588
#   iiNET, Ltd.........................................  7,010     49,068
#   Iluka Resources, Ltd............................... 10,569     85,627
    Imdex, Ltd......................................... 11,826      7,054
    Incitec Pivot, Ltd................................. 44,655    122,205
    Independence Group NL..............................  9,079     40,318
*   Infigen Energy..................................... 28,218      5,982
    Insurance Australia Group, Ltd..................... 59,316    345,212
    Invocare, Ltd......................................  3,621     35,297
    IOOF Holdings, Ltd.................................  1,869     15,005
    James Hardie Industries P.L.C......................  9,898    122,920
#   JB Hi-Fi, Ltd......................................  2,539     46,711
#   Leighton Holdings, Ltd.............................    282      5,735
    Lend Lease Group................................... 20,727    258,656
#   M2 Telecommunications Group, Ltd...................  8,392     47,110
*   Macmahon Holdings, Ltd............................. 77,872      8,263
    Macquarie Atlas Roads Group........................  5,778     17,896
    Macquarie Group, Ltd............................... 10,156    543,557
#   Magellan Financial Group, Ltd......................  2,312     24,950
*   Mayne Pharma Group, Ltd............................ 35,704     28,590
    McPherson's, Ltd...................................  5,484      6,292
#   Metcash, Ltd....................................... 29,424     79,483
#   Mineral Resources, Ltd.............................  7,657     77,751
#   Monadelphous Group, Ltd............................  2,454     36,115
    Mount Gibson Iron, Ltd............................. 33,294     22,291
#   Myer Holdings, Ltd................................. 19,907     41,565
    National Australia Bank, Ltd....................... 41,892  1,360,216
    Navitas, Ltd.......................................  9,213     41,945
    New Hope Corp., Ltd................................  4,695     12,967

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
*   Newcrest Mining, Ltd............................... 18,540 $185,212
    NIB Holdings, Ltd.................................. 20,748   62,291
    NRW Holdings, Ltd..................................  1,833    1,815
    Nufarm, Ltd........................................ 10,498   41,956
    Oil Search, Ltd.................................... 19,858  173,686
    Orica, Ltd......................................... 10,007  202,112
    Origin Energy, Ltd................................. 40,702  536,032
    Orora, Ltd......................................... 17,823   24,002
    OZ Minerals, Ltd...................................  8,864   37,683
    Pacific Brands, Ltd................................ 11,725    6,104
#*  Paladin Energy, Ltd................................ 27,922    9,549
    PanAust, Ltd....................................... 20,455   42,388
*   Panoramic Resources, Ltd...........................  2,242    2,066
*   Peet, Ltd..........................................  8,746   10,970
    Perpetual, Ltd.....................................    241   10,810
*   Perseus Mining, Ltd................................ 15,258    6,043
#   Platinum Asset Management, Ltd..................... 10,020   58,913
    Premier Investments, Ltd...........................  5,059   45,323
    Primary Health Care, Ltd........................... 16,607   74,256
    Prime Media Group, Ltd.............................    500      475
    Programmed Maintenance Services, Ltd...............  4,628   12,092
#*  Qantas Airways, Ltd................................ 56,847   69,656
    QBE Insurance Group, Ltd...........................  9,065   91,626
#*  Ramelius Resources, Ltd............................ 11,028      671
    Ramsay Health Care, Ltd............................  1,882   83,844
    RCR Tomlinson, Ltd.................................  8,195   22,218
#   REA Group, Ltd.....................................  1,149   50,042
*   Recall Holdings, Ltd...............................  3,241   15,434
    Regis Resources, Ltd...............................  6,914   11,130
*   Resolute Mining, Ltd............................... 19,030   10,370
#   Retail Food Group, Ltd.............................  4,962   21,459
    Rio Tinto, Ltd.....................................  4,215  256,034
*   Roc Oil Co., Ltd................................... 42,871   24,576
    SAI Global, Ltd....................................  7,061   31,821
    Santos, Ltd........................................ 36,676  491,351
*   Saracen Mineral Holdings, Ltd...................... 69,740   28,075
#*  Senex Energy, Ltd.................................. 26,881   16,782
    Seven Group Holdings, Ltd..........................  1,365    9,664
#   Seven West Media, Ltd.............................. 34,700   65,184
*   Silex Systems, Ltd.................................  1,748    1,026
*   Silver Lake Resources, Ltd.........................  2,487    1,049
*   Sims Metal Management, Ltd.........................  8,157   89,390
*   Sims Metal Management, Ltd. Sponsored ADR..........    819    8,943
#   Slater & Gordon, Ltd...............................  7,080   32,556
    SMS Management & Technology, Ltd...................  9,090   34,592
    Sonic Healthcare, Ltd..............................  7,234  120,997
#   Southern Cross Media Group, Ltd....................  4,361    4,841
    SP AusNet.......................................... 63,278   78,820
#   Spark Infrastructure Group......................... 50,829   88,570
#*  St Barbara, Ltd.................................... 15,052    1,510
    STW Communications Group, Ltd...................... 25,450   34,736
    Suncorp Group, Ltd................................. 34,571  454,541
*   Sundance Energy Australia, Ltd..................... 25,130   31,654

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ -----------
AUSTRALIA -- (Continued)
    Super Retail Group, Ltd................................  3,025 $    26,341
    Sydney Airport......................................... 19,553      77,564
    Tassal Group, Ltd......................................  9,649      35,717
    Tatts Group, Ltd....................................... 41,701     136,941
    Technology One, Ltd.................................... 10,734      27,955
#   Telstra Corp., Ltd..................................... 67,701     343,319
#*  Ten Network Holdings, Ltd.............................. 46,073      12,052
    TFS Corp., Ltd.........................................  2,886       4,630
*   Tiger Resources, Ltd................................... 28,928       8,509
#   Toll Holdings, Ltd..................................... 13,954      70,102
    Tox Free Solutions, Ltd................................  9,194      27,783
    TPG Telecom, Ltd....................................... 17,780      90,296
*   Transfield Services, Ltd............................... 16,298      20,238
*   Transpacific Industries Group, Ltd..................... 22,650      22,530
    Transurban Group....................................... 29,453     211,502
    Treasury Wine Estates, Ltd............................. 25,027     114,687
#   UGL, Ltd...............................................  3,425      21,984
    UXC, Ltd............................................... 25,057      18,076
    Village Roadshow, Ltd..................................  3,334      24,007
#*  Virgin Australia Holdings, Ltd. (B43DQC7).............. 53,802      20,167
    Wesfarmers, Ltd........................................ 23,004     931,528
    Western Areas, Ltd..................................... 11,117      51,350
    Westpac Banking Corp...................................  9,473     301,242
#   Westpac Banking Corp. Sponsored ADR.................... 13,460     429,239
#*  Whitehaven Coal, Ltd...................................  5,539       8,640
    Woodside Petroleum, Ltd................................ 23,741     931,928
    Woolworths, Ltd........................................ 14,607     497,870
    WorleyParsons, Ltd.....................................  4,344      71,553
                                                                   -----------
TOTAL AUSTRALIA............................................         22,501,333
                                                                   -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG.................................     20       2,284
    Andritz AG.............................................  1,251      67,713
    Atrium European Real Estate, Ltd.......................     80         447
    Austria Technologie & Systemtechnik AG.................    919      10,612
*   BUWOG AG...............................................    916      17,637
    CA Immobilien Anlagen AG...............................    188       3,755
#   Conwert Immobilien Invest SE...........................  2,303      28,245
    Erste Group Bank AG.................................... 13,887     356,596
    EVN AG.................................................    995      13,769
    Flughafen Wien AG......................................     68       6,379
    IMMOFINANZ AG.......................................... 11,977      37,770
    Lenzing AG.............................................    280      16,359
    Mayr Melnhof Karton AG.................................    163      19,431
    Oesterreichische Post AG...............................    700      32,819
    OMV AG.................................................  5,134     206,482
    Palfinger AG...........................................    699      21,659
    Raiffeisen Bank International AG.......................    322       8,843
    Rosenbauer International AG............................    124      10,980
    S IMMO AG..............................................  1,401      11,153
    Schoeller-Bleckmann Oilfield Equipment AG..............    340      40,438
    Semperit AG Holding....................................    381      21,225
#   Strabag SE.............................................    447      11,982

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG...........................  3,890 $   48,727
#   Verbund AG.........................................  3,027     56,936
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  1,109     55,046
    Voestalpine AG.....................................  3,697    162,696
#   Zumtobel AG........................................    366      7,523
                                                               ----------
TOTAL AUSTRIA..........................................         1,277,506
                                                               ----------
BELGIUM -- (1.2%)
*   Ablynx NV..........................................  1,745     20,541
    Ackermans & van Haaren NV..........................  1,249    151,315
    Ageas..............................................  7,781    279,268
*   AGFA-Gevaert NV....................................  7,268     21,714
    Anheuser-Busch InBev NV............................  9,765  1,053,963
    Anheuser-Busch InBev NV Sponsored ADR..............  4,320    466,474
    Arseus NV..........................................  1,195     64,479
    Banque Nationale de Belgique.......................      8     37,084
    Barco NV...........................................    191     14,070
#   Belgacom SA........................................  6,876    224,699
#   Cie d'Entreprises CFE..............................    624     61,199
    Colruyt SA.........................................  1,026     49,686
    D'ieteren SA.......................................    646     27,254
    Deceuninck NV......................................  4,912     12,340
    Delhaize Group SA..................................  4,921    321,130
    Delhaize Group SA Sponsored ADR....................  8,036    130,424
#   Econocom Group.....................................  2,683     24,424
    Elia System Operator SA............................  1,281     62,359
#   EVS Broadcast Equipment SA.........................    396     20,264
    Exmar NV...........................................  1,452     22,412
*   KBC Groep NV.......................................  5,477    296,881
    Kinepolis Group NV.................................  1,425     55,311
    Melexis NV.........................................    604     27,937
*   Mobistar SA........................................  1,155     23,019
    NV Bekaert SA......................................  1,463     54,683
#   Nyrstar NV.........................................  7,145     29,499
    Recticel SA........................................  1,539     14,715
    Sioen Industries NV................................    344      5,683
    Sipef SA...........................................    152     12,286
    Solvay SA..........................................  1,658    267,713
*   Telenet Group Holding NV...........................  1,517     81,086
*   Tessenderlo Chemie NV..............................  1,427     41,289
#*  ThromboGenics NV...................................  1,084     13,252
    UCB SA.............................................  1,537    140,980
    Umicore SA.........................................  4,912    237,390
    Van de Velde NV....................................    285     15,063
                                                               ----------
TOTAL BELGIUM..........................................         4,381,886
                                                               ----------
CANADA -- (8.8%)
*   5N Plus, Inc.......................................  1,597      5,536
    Absolute Software Corp.............................  3,100     19,049
*   Advantage Oil & Gas, Ltd........................... 10,330     55,234
    Aecon Group, Inc...................................  3,664     55,144
#   AG Growth International, Inc.......................    900     40,256

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    AGF Management, Ltd. Class B.......................  4,402 $ 47,720
    Agnico Eagle Mines, Ltd.(008474108)................  1,200   44,628
    Agnico Eagle Mines, Ltd.(2009823)..................  3,798  141,212
    Agrium, Inc.(008916108)............................  1,755  159,845
    Agrium, Inc.(2213538)..............................    700   63,814
    Aimia, Inc.........................................  4,823   84,796
*   Air Canada Class A.................................  1,400   12,288
    Alacer Gold Corp...................................  5,702   13,021
    Alamos Gold, Inc...................................  2,800   24,909
    Algonquin Power & Utilities Corp...................  9,700   72,148
    Alimentation Couche Tard, Inc. Class B.............  7,070  193,487
    Alliance Grain Traders, Inc........................  1,700   32,601
#   AltaGas, Ltd.......................................  5,200  235,356
#   Altus Group, Ltd...................................  1,300   26,826
#   ARC Resources, Ltd.................................  6,160  169,713
#*  Argonaut Gold, Inc.................................  4,400   16,061
    Atco, Ltd. Class I.................................  2,000   87,678
*   Athabasca Oil Corp................................. 10,900   62,280
*   ATS Automation Tooling Systems, Inc................  3,050   41,483
    AuRico Gold, Inc.(05155C105).......................    800    3,280
    AuRico Gold, Inc.(2287317)......................... 14,325   58,858
    AutoCanada, Inc....................................    600   39,884
#*  Avigilon Corp......................................  1,000   23,304
#*  B2Gold Corp........................................ 29,644   76,669
    Badger Daylighting, Ltd............................    900   26,348
#*  Ballard Power Systems, Inc......................... 10,800   42,889
#   Bank of Montreal...................................  9,274  691,244
    Bank of Nova Scotia(064149107).....................  3,193  216,805
    Bank of Nova Scotia(2076281)....................... 10,879  738,437
*   Bankers Petroleum, Ltd............................. 11,300   63,840
    Barrick Gold Corp.(067901108)...................... 15,492  280,095
    Barrick Gold Corp.(2024644)........................ 11,539  208,482
    Baytex Energy Corp.(07317Q105).....................  1,700   72,930
#   Baytex Energy Corp.(B4VGVM3).......................    821   35,194
#   BCE, Inc...........................................  3,527  159,732
    Bell Aliant, Inc...................................  2,335   66,173
*   Bellatrix Exploration, Ltd.(078314101).............  3,101   22,978
*   Bellatrix Exploration, Ltd.(B580BW5)...............  6,232   46,125
#*  Birchcliff Energy, Ltd.............................  4,500   44,944
    Black Diamond Group, Ltd...........................  1,100   29,569
*   BlackBerry, Ltd.(09228F103)........................  7,501   69,984
#*  BlackBerry, Ltd.(BCBHZ31)..........................  3,974   37,140
*   BlackPearl Resources, Inc.......................... 23,979   47,283
*   BNK Petroleum, Inc................................. 16,600   19,792
#   Bombardier, Inc. Class A...........................  4,700   16,337
#   Bombardier, Inc. Class B........................... 22,025   75,346
#   Bonavista Energy Corp..............................  9,300  120,264
#   Bonterra Energy Corp...............................    500   27,670
    Boralex, Inc. Class A..............................  2,500   31,458
    Brookfield Asset Management, Inc. Class A.......... 12,209  544,638
*   Brookfield Residential Properties, Inc.............  1,398   25,849
    CAE, Inc...........................................  3,208   40,955
    Calfrac Well Services, Ltd.........................  2,016   38,551

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Cameco Corp.(13321L108)............................  9,893 $199,443
    Cameco Corp.(2166160)..............................  6,230  125,588
    Canaccord Genuity Group, Inc.......................  6,570   76,404
    Canadian Energy Services & Technology Corp.........  2,700   23,500
    Canadian Imperial Bank of Commerce(136069101)......  1,796  166,561
    Canadian Imperial Bank of Commerce(2170525)........  4,415  409,815
    Canadian National Railway Co.(136375102)...........  8,192  547,553
    Canadian National Railway Co.(2180632).............  3,100  207,235
    Canadian Natural Resources, Ltd.(136385101)........  4,197  182,989
    Canadian Natural Resources, Ltd.(2171573).......... 13,714  597,814
    Canadian Oil Sands, Ltd............................  6,903  147,449
    Canadian Pacific Railway, Ltd.(13645T100)..........  1,699  322,725
    Canadian Pacific Railway, Ltd.(2793115)............    700  133,105
#   Canadian Tire Corp., Ltd. Class A..................  3,097  294,206
    Canadian Utilities, Ltd. Class A...................  1,600   57,479
    Canadian Western Bank..............................  3,600  137,416
    Canam Group, Inc. Class A..........................  3,700   45,234
    CanElson Drilling, Inc.............................  3,300   23,123
#   Canexus Corp.......................................  3,600   15,584
*   Canfor Corp........................................  2,800   59,295
    Canfor Pulp Products, Inc..........................    779    8,409
    Canyon Services Group, Inc.........................  2,800   40,266
#   Capital Power Corp.................................  3,541   86,093
#   Capstone Infrastructure Corp.......................  2,119    8,629
*   Capstone Mining Corp............................... 19,300   51,686
    Cascades, Inc......................................  2,800   17,103
*   Catamaran Corp.....................................  2,000   91,072
    CCL Industries, Inc. Class B.......................    615   60,882
*   Celestica, Inc.....................................  3,495   37,503
    Cenovus Energy, Inc.(B57FG04)......................  4,841  148,691
    Cenovus Energy, Inc.(15135U109)....................  4,542  139,439
    Centerra Gold, Inc.................................  4,100   21,321
*   Cequence Energy, Ltd...............................  4,200    8,166
#*  China Gold International Resources Corp., Ltd......  1,985    5,826
#   CI Financial Corp..................................  4,200  135,975
#   Cineplex, Inc......................................  1,935   69,176
    Cogeco Cable, Inc..................................  1,000   55,597
    Cogeco, Inc........................................    529   26,247
    COM DEV International, Ltd.........................  7,300   27,651
    Computer Modelling Group, Ltd......................    876   10,726
*   Connacher Oil and Gas, Ltd......................... 25,008    5,046
    Constellation Software, Inc........................    535  127,083
    Contrans Group, Inc. Class A.......................  1,700   23,543
#*  Copper Mountain Mining Corp........................ 14,100   35,562
#   Corus Entertainment, Inc. Class B..................  3,705   81,892
    Cott Corp..........................................  1,772   12,091
    Crescent Point Energy Corp.(22576C101).............  2,225   90,825
#   Crescent Point Energy Corp.(B67C8W8)...............  1,400   57,125
*   Crew Energy, Inc...................................  7,003   63,135
*   Crocotta Energy, Inc...............................  9,200   38,391
*   DeeThree Exploration, Ltd..........................  3,900   40,991
*   Delphi Energy Corp.................................  4,200   15,292
#*  Denison Mines Corp.................................  9,271   12,329

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Descartes Systems Group, Inc. (The)................  4,200 $ 56,586
    DH Corp............................................  3,000   90,659
    Dollarama, Inc.....................................  1,400  115,238
*   Dominion Diamond Corp..............................  1,359   19,057
    Dorel Industries, Inc. Class B.....................  1,700   59,840
*   Dundee Precious Metals, Inc........................  3,100   14,699
    Eldorado Gold Corp................................. 43,299  321,263
#   Emera, Inc.........................................  1,500   46,375
    Empire Co., Ltd....................................  1,200   84,865
#   Enbridge Income Fund Holdings, Inc.................  1,600   43,083
    Enbridge, Inc.(29250N105)..........................  6,030  295,349
    Enbridge, Inc.(2466149)............................  7,312  358,441
    Encana Corp.(292505104)............................  7,204  155,246
    Encana Corp.(2793193)..............................  7,156  154,100
*   Endeavour Mining Corp.............................. 27,284   21,520
*   Endeavour Silver Corp..............................  3,000   17,719
    Enerflex, Ltd......................................  1,965   33,268
#*  Energy Fuels, Inc..................................    205    1,599
    Enerplus Corp.(292766102)..........................  3,399   77,905
    Enerplus Corp.(B584T89)............................  3,304   75,543
    Enghouse Systems, Ltd..............................    400   12,367
    Ensign Energy Services, Inc........................  3,200   51,506
    Equitable Group, Inc...............................  1,300   79,239
*   Essential Energy Services Trust.................... 12,100   25,413
#   Exchange Income Corp...............................    500    7,892
    Extendicare, Inc...................................  4,400   30,144
    Finning International, Inc.........................  5,896  169,469
    First Capital Realty, Inc..........................  4,886   84,559
*   First Majestic Silver Corp.(2833583)...............  2,300   24,406
*   First Majestic Silver Corp.(32076V103).............  1,500   15,900
    First Quantum Minerals, Ltd........................ 16,539  392,255
    FirstService Corp..................................    900   50,144
    Fortis, Inc........................................  3,500  107,695
*   Fortuna Silver Mines, Inc..........................  6,100   33,176
#   Genworth MI Canada, Inc............................  2,636   95,591
    George Weston, Ltd.................................  1,800  144,812
    Gibson Energy, Inc.................................  4,745  145,568
    Gildan Activewear, Inc.(375916103).................    599   35,077
    Gildan Activewear, Inc.(2254645)...................    675   39,552
    Gluskin Sheff + Associates, Inc....................  1,000   29,238
    GMP Capital, Inc...................................    337    2,510
    Goldcorp, Inc.(380956409)..........................  5,976  163,742
    Goldcorp, Inc.(2676302)............................  4,500  123,236
#*  Golden Star Resources, Ltd.........................  2,800    1,515
*   Gran Tierra Energy, Inc............................ 12,376   82,064
*   Great Canadian Gaming Corp.........................  4,400   63,719
    Great-West Lifeco, Inc.............................  4,500  131,077
*   Heroux-Devtek, Inc.................................  2,177   21,384
#   Home Capital Group, Inc............................  1,800   85,679
    Horizon North Logistics, Inc.......................  2,100   11,479
    HudBay Minerals, Inc...............................  6,400   68,734
    Hudson's Bay Co....................................  1,900   28,683
    Husky Energy, Inc..................................  4,200  127,770

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    IAMGOLD Corp.(450913108)...........................  6,499 $ 23,981
    IAMGOLD Corp.(2446646).............................  8,500   31,417
    IGM Financial, Inc.................................    700   33,024
#*  Imax Corp..........................................  1,600   42,027
*   Imperial Metals Corp...............................  3,800   58,236
    Imperial Oil, Ltd.(2454241)........................  1,900   97,496
    Imperial Oil, Ltd.(453038408)......................    799   41,021
    Indigo Books & Music, Inc..........................  1,191   11,415
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  2,300  100,851
#   Innergex Renewable Energy, Inc.....................  2,900   27,927
    Intact Financial Corp..............................  1,400   93,372
#   Inter Pipeline, Ltd................................  5,363  166,150
*   Interfor Corp......................................  3,400   46,712
    Intertape Polymer Group, Inc.......................  1,600   20,544
#*  Ithaca Energy, Inc................................. 10,634   23,992
#*  Ivanhoe Energy, Inc................................  2,820      672
    Jean Coutu Group PJC, Inc. (The) Class A...........  1,300   25,741
    Just Energy Group, Inc.(B693818)...................  3,797   20,504
#   Just Energy Group, Inc.(B63MCN1)...................  2,638   14,275
*   Katanga Mining, Ltd................................ 20,369    8,780
*   Kelt Exploration, Ltd..............................    600    7,077
    Keyera Corp........................................  1,400  104,799
#   Killam Properties, Inc.............................  2,800   26,579
*   Kinross Gold Corp.(496902404)...................... 13,576   54,168
*   Kinross Gold Corp.(B03Z841)........................ 13,785   55,122
#*  Kirkland Lake Gold, Inc............................  1,200    4,171
*   Knight Therapeutics, Inc...........................    200      941
#*  Lake Shore Gold Corp...............................  9,481   10,434
    Laurentian Bank of Canada..........................  1,244   58,814
*   Legacy Oil + Gas, Inc..............................  8,295   62,763
#   Leisureworld Senior Care Corp......................  1,738   20,546
#   Leon's Furniture, Ltd..............................    536    7,133
#   Lightstream Resources, Ltd.........................  1,261    8,327
    Linamar Corp.......................................  2,300  125,215
    Loblaw Cos., Ltd...................................  2,961  145,632
#   Long Run Exploration, Ltd..........................  6,383   32,199
*   Lundin Mining Corp................................. 29,100  167,338
    MacDonald Dettwiler & Associates, Ltd..............  1,243   92,887
    Magna International, Inc...........................  3,300  354,379
    Major Drilling Group International, Inc............  6,000   49,470
    Manitoba Telecom Services, Inc.....................  1,300   37,414
    Manulife Financial Corp.(56501R106)................  6,970  142,258
    Manulife Financial Corp.(2492519).................. 19,166  391,634
    Maple Leaf Foods, Inc..............................  4,392   79,232
    Martinrea International, Inc.......................  4,814   56,646
    Medical Facilities Corp............................  1,300   20,185
*   MEG Energy Corp....................................  3,200  114,752
#   Methanex Corp......................................  2,100  136,668
    Metro, Inc.........................................  2,491  162,411
#*  Migao Corp.........................................  3,700    4,819
*   Mitel Networks Corp................................  3,400   37,637
#   Morneau Shepell, Inc...............................  2,791   43,106
#   Mullen Group, Ltd..................................  3,100   79,352

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   National Bank of Canada............................ 12,821 $573,820
    Nevsun Resources, Ltd.(64156L101)..................  7,157   27,197
    Nevsun Resources, Ltd.(2631486)....................      8       30
#   New Flyer Industries, Inc..........................    878   10,428
*   New Gold, Inc......................................  7,300   44,924
    Newalta Corp.......................................  2,780   53,568
    Norbord, Inc.......................................    900   18,729
*   Nordion, Inc.......................................  2,200   28,510
    North American Energy Partners, Inc................  1,900   13,775
#*  North American Palladium, Ltd......................  4,800    1,299
    North West Co., Inc. (The).........................  1,300   28,615
#   Northland Power, Inc...............................  2,700   43,607
*   NuVista Energy, Ltd................................  5,700   52,329
*   OceanaGold Corp.................................... 11,653   33,238
    Onex Corp..........................................  1,000   58,192
    Pacific Rubiales Energy Corp....................... 11,563  221,111
*   Painted Pony Petroleum, Ltd........................  4,040   42,870
*   Paramount Resources, Ltd. Class A..................  1,800   92,084
*   Parex Resources, Inc...............................  2,921   38,068
#   Parkland Fuel Corp.................................  1,800   33,991
    Pason Systems, Inc.................................  1,600   40,780
*   Pembina Pipeline Corp.(B4PPQG5)....................    800   33,504
#   Pembina Pipeline Corp.(B4PT2P8)....................  2,820  118,143
#   Pengrowth Energy Corp.............................. 18,588  118,482
    Penn West Petroleum, Ltd.(707887105)............... 14,206  109,812
#   Penn West Petroleum, Ltd.(B63FY34)................. 12,096   93,631
*   Performance Sports Group, Ltd......................  1,693   27,483
#   Peyto Exploration & Development Corp...............  2,442   82,092
    PHX Energy Services Corp...........................  2,100   29,545
*   Pilot Gold, Inc....................................    325      417
#*  Poseidon Concepts Corp.............................  6,629        7
    Potash Corp. of Saskatchewan, Inc.(73755L107)......  1,756   62,320
    Potash Corp. of Saskatchewan, Inc.(2696980)........  5,737  203,677
    Precision Drilling Corp............................  4,434   55,265
#   Premium Brands Holdings Corp.......................  1,600   32,753
#*  Primero Mining Corp................................  5,585   42,770
    Progressive Waste Solutions, Ltd.(74339G101).......  1,198   30,070
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  3,633   91,196
    Quebecor, Inc. Class B.............................  2,400   58,242
*   Questerre Energy Corp. Class A.....................  7,500    8,254
    Reitmans Canada, Ltd. Class A......................    700    3,865
    Richelieu Hardware, Ltd............................  1,151   54,143
#   Ritchie Bros Auctioneers, Inc......................  1,800   43,582
*   RMP Energy, Inc....................................  7,100   51,117
    Rogers Communications, Inc. Class B................  3,333  130,120
#   Rogers Sugar, Inc..................................  1,700    7,063
#   RONA, Inc..........................................  2,096   23,241
    Royal Bank of Canada(780087102)....................  8,488  626,499
    Royal Bank of Canada(2754383)...................... 12,404  915,440
#   Russel Metals, Inc.................................  2,600   84,008
#*  San Gold Corp......................................  4,200      501
#*  Sandstorm Gold, Ltd................................  3,900   26,254
*   Sandvine Corp......................................  9,200   30,207

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Saputo, Inc........................................    800 $ 49,650
    Savanna Energy Services Corp.......................  4,268   31,197
    Sears Canada, Inc..................................    100    1,350
    Secure Energy Services, Inc........................  2,800   59,243
#   SEMAFO, Inc........................................  8,000   34,558
    Shaw Communications, Inc. Class B(82028K200).......  5,535  135,663
#   Shaw Communications, Inc. Class B(2801836).........  1,951   47,811
    ShawCor, Ltd.......................................  1,900   96,172
    Sherritt International Corp........................  6,600   27,118
#*  Sierra Wireless, Inc...............................  2,595   49,279
*   Silver Standard Resources, Inc.(82823L106).........  2,600   23,868
*   Silver Standard Resources, Inc.(2218458)...........  3,100   28,460
    Silver Wheaton Corp................................  3,501   91,411
    SNC-Lavalin Group, Inc.............................  1,900  100,371
*   Southern Pacific Resource Corp..................... 18,837    3,023
    Sprott, Inc........................................  9,600   25,973
#   Spyglass Resources Corp............................  8,600   13,014
    Stantec, Inc.......................................    879   55,770
    Stella-Jones, Inc..................................  1,100   27,239
    Stuart Olson, Inc..................................  1,000    9,144
#   Student Transportation, Inc........................  2,312   14,885
    Sun Life Financial, Inc.(866796105)................  5,198  198,200
#   Sun Life Financial, Inc.(2566124)..................  3,599  137,213
    Suncor Energy, Inc.(867224107).....................  8,061  331,065
    Suncor Energy, Inc.(B3NB1P2)....................... 18,330  752,634
*   SunOpta, Inc.......................................  3,100   38,297
#   Superior Plus Corp.................................  5,000   63,833
#   Surge Energy, Inc.................................. 10,200   79,516
    Talisman Energy, Inc.(87425E103)...................  6,635   69,336
    Talisman Energy, Inc.(2068299)..................... 20,500  214,523
*   Taseko Mines, Ltd..................................  5,100   11,740
    Teck Resources, Ltd. Class B(878742204)............ 14,231  340,975
    Teck Resources, Ltd. Class B(2879327)..............  7,500  179,736
#   TELUS Corp.........................................  4,008  139,904
*   Tembec, Inc........................................    500    1,454
*   Teranga Gold Corp..................................  1,200      803
*   Thompson Creek Metals Co., Inc.....................  4,800   13,295
    Thomson Reuters Corp.(884903105)...................  2,197   83,069
#   Thomson Reuters Corp.(2889371).....................  3,376  127,535
    Tim Hortons, Inc...................................  1,300   72,622
#   TMX Group, Ltd.....................................    800   42,034
    TORC Oil & Gas, Ltd................................  3,600   43,880
    Toromont Industries, Ltd...........................  1,300   31,059
    Toronto-Dominion Bank (The)(891160509).............  3,706  193,639
#   Toronto-Dominion Bank (The)(2897222)............... 18,040  943,404
#   Torstar Corp. Class B..............................  1,400    9,707
    Total Energy Services, Inc.........................  1,800   35,906
*   Tourmaline Oil Corp................................  1,975   92,981
    TransAlta Corp.(89346D107).........................  2,272   26,060
    TransAlta Corp.(2901628)...........................  4,800   55,116
    TransCanada Corp...................................  7,800  391,306
    Transcontinental, Inc. Class A.....................  2,900   36,996
    TransForce, Inc....................................  2,157   54,541

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    TransGlobe Energy Corp.............................  3,755 $    23,418
#   Trilogy Energy Corp................................  2,561      65,179
    Trinidad Drilling, Ltd.............................  6,900      66,700
#   Twin Butte Energy, Ltd............................. 13,123      19,979
    Uni-Select, Inc....................................    100       2,562
*   Valeant Pharmaceuticals International, Inc.........  1,798     210,793
    Valener, Inc.......................................  1,900      27,550
#   Veresen, Inc.......................................  6,700     113,863
*   Vermilion Energy, Inc.(923725105)..................    600      39,516
#   Vermilion Energy, Inc.(B607XS1)....................    767      50,620
#   Wajax Corp.........................................    900      28,469
    West Fraser Timber Co., Ltd........................  3,500     159,440
    Western Energy Services Corp.......................  3,100      29,796
    Western Forest Products, Inc....................... 13,082      27,595
    Whistler Blackcomb Holdings, Inc...................    791      12,594
#   Whitecap Resources, Inc............................  8,269     120,355
    Wi-Lan, Inc........................................  9,000      28,890
    Winpak, Ltd........................................    911      23,394
    WSP Global, Inc....................................  2,100      70,395
*   Xtreme Drilling and Coil Services Corp.............    500       2,183
    Yamana Gold, Inc.(98462Y100)....................... 10,704      91,198
    Yamana Gold, Inc.(2219279)......................... 11,168      95,256
*   Yellow Media, Ltd..................................  1,347      21,903
#   Zargon Oil & Gas, Ltd..............................  1,700      13,003
                                                               -----------
TOTAL CANADA...........................................         31,017,705
                                                               -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  2,300       1,092
                                                               -----------
DENMARK -- (1.4%)
    ALK-Abello A.S.....................................     90      12,927
*   Alm Brand A.S......................................  7,943      40,718
    Ambu A.S. Class B..................................    382      27,549
    AP Moeller - Maersk A.S. Class A...................     58     130,159
    AP Moeller - Maersk A.S. Class B...................    131     305,403
*   Auriga Industries A.S. Class B.....................    790      42,445
*   Bang & Olufsen A.S.................................  1,307      16,020
    Carlsberg A.S. Class B.............................  2,637     252,304
    Chr Hansen Holding A.S.............................  4,228     174,814
    Coloplast A.S. Class B.............................  1,226     103,662
#   D/S Norden A.S.....................................    884      27,072
    Danske Bank A.S.................................... 13,524     390,717
    Dfds A.S...........................................    369      29,579
    DSV A.S............................................  4,222     133,329
#   FLSmidth & Co. A.S.................................  1,482      75,808
*   Genmab A.S.........................................  1,512      60,404
    GN Store Nord A.S..................................  7,896     201,831
    H Lundbeck A.S.....................................  2,698      61,834
    IC Companys A.S....................................    435      13,885
    Jeudan A.S.........................................    126      13,489
    NKT Holding A.S....................................  1,148      72,169
    Novo Nordisk A.S. Class B.......................... 13,598     625,945
    Novo Nordisk A.S. Sponsored ADR.................... 14,665     675,323

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
    Novozymes A.S. Class B.............................  4,811 $  237,901
    Pandora A.S........................................  2,178    149,043
    PER Aarsleff A.S. Class B..........................    176     33,738
    Ringkjoebing Landbobank A.S........................    186     39,008
*   Royal UNIBREW......................................    426     62,354
    Schouw & Co........................................  1,062     49,107
    SimCorp A.S........................................    500     16,198
    Solar A.S. Class B.................................    193     13,803
    Spar Nord Bank A.S.................................  5,069     55,095
*   Sydbank A.S........................................  1,413     38,678
    TDC A.S............................................ 16,219    163,619
*   Topdanmark A.S.....................................  4,158    128,217
    Tryg A.S...........................................    393     39,596
    United International Enterprises...................     46      9,576
*   Vestas Wind Systems A.S............................  8,437    380,401
*   William Demant Holding A.S.........................    401     34,867
                                                               ----------
TOTAL DENMARK..........................................         4,938,587
                                                               ----------
FINLAND -- (1.4%)
    Afarak Group Oyj...................................  1,697        765
#   Ahlstrom Oyj.......................................    715      7,615
    Alma Media Oyj.....................................  1,118      4,551
    Amer Sports Oyj....................................  1,181     23,259
    Atria P.L.C........................................    677      6,558
    Cargotec Oyj.......................................  1,156     42,130
    Caverion Corp......................................  2,419     20,081
    Citycon Oyj........................................  9,008     33,079
    Cramo Oyj..........................................    704     14,290
    Elisa Oyj..........................................  2,682     76,821
    F-Secure Oyj.......................................  5,286     19,053
*   Finnair Oyj........................................  1,807      6,912
    Fiskars Oyj Abp....................................  2,051     49,894
    Fortum Oyj......................................... 10,042    258,228
    HKScan Oyj Class A.................................  1,428      7,153
    Huhtamaki Oyj......................................  4,004    106,600
    Kemira Oyj.........................................  4,967     67,588
    Kesko Oyj Class A..................................    693     25,343
    Kesko Oyj Class B..................................  3,519    133,839
#   Kone Oyj Class B...................................  4,874    204,941
    Konecranes Oyj.....................................    954     30,997
    Lassila & Tikanoja Oyj.............................  1,026     19,319
*   Lemminkainen Oyj...................................     61      1,166
    Metsa Board Oyj....................................  7,992     37,982
#   Metso Oyj..........................................  4,261    167,150
    Munksjo Oyj........................................    394      4,187
#   Neste Oil Oyj......................................  6,781    125,141
    Nokia Oyj.......................................... 79,646    630,985
    Nokia Oyj Sponsored ADR............................ 49,629    393,558
    Nokian Renkaat Oyj.................................  2,713     93,934
    Olvi Oyj Class A...................................    412     13,790
*   Oriola-KD Oyj Class B..............................  6,448     19,254
    Orion Oyj Class A..................................    822     30,492
    Orion Oyj Class B..................................  2,473     91,685

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
#*  Outokumpu Oyj......................................  9,606 $   77,877
#   Outotec Oyj........................................  3,019     31,339
    PKC Group Oyj......................................  1,042     28,799
*   Poyry Oyj..........................................    706      3,776
    Raisio P.L.C. Class V..............................  7,663     42,248
    Ramirent Oyj.......................................  4,086     38,864
    Rautaruukki Oy.....................................  4,022     61,518
    Sampo Oyj Class A.................................. 11,195    556,118
    Sanoma Oyj.........................................  2,591     20,323
#   Stockmann Oyj Abp..................................    889     12,728
    Stora Enso Oyj Class R............................. 33,930    304,863
    Technopolis Oyj....................................  3,759     20,782
    Tieto Oyj..........................................  1,835     48,777
    Tikkurila Oyj......................................    348      8,794
    UPM-Kymmene Oyj.................................... 31,627    515,475
    Vacon P.L.C........................................    592     21,923
    Vaisala Oyj Class A................................     69      2,022
    Valmet OYJ.........................................  4,261     44,531
    Wartsila Oyj Abp...................................  4,930    248,283
#   YIT Oyj............................................  2,419     24,786
                                                               ----------
TOTAL FINLAND..........................................         4,882,166
                                                               ----------
FRANCE -- (7.5%)
    Accor SA...........................................  3,061    148,237
    Aeroports de Paris.................................    389     53,285
#*  Air France-KLM.....................................  4,416     47,722
    Air Liquide SA.....................................  6,621    842,587
    Airbus Group NV....................................  7,264    421,458
    ALBIOMA............................................  1,202     30,393
#*  Alcatel-Lucent..................................... 28,475     99,680
*   Alstom SA..........................................  4,455    160,225
    Alten SA...........................................  1,030     49,642
    Altran Technologies SA.............................  7,167     75,413
    April..............................................    564     12,619
    Arkema SA..........................................  1,984    183,953
    AtoS...............................................  3,558    277,826
    AXA SA............................................. 23,821    547,279
    AXA SA Sponsored ADR...............................  2,900     66,671
    Axway Software SA..................................    228      5,946
*   Beneteau SA........................................  1,571     27,755
    BioMerieux.........................................     95      9,882
    BNP Paribas SA..................................... 19,968  1,324,945
    Bollore SA.........................................    146     90,106
    Bonduelle S.C.A....................................    536     14,955
    Bongrain SA........................................    214     17,635
    Bouygues SA........................................  5,640    222,176
    Bureau Veritas SA..................................  2,468     63,653
    Cap Gemini SA......................................  2,951    213,987
    Carrefour SA....................................... 10,114    349,284
    Casino Guichard Perrachon SA.......................  1,786    215,258
#*  CGG SA Sponsored ADR...............................  5,600     59,304
    Christian Dior SA..................................  1,043    181,670
#   Cie de St-Gobain...................................  8,831    429,688

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Cie Generale des Etablissements Michelin...........  5,749 $630,662
*   Club Mediterranee SA...............................    780   22,701
    CNP Assurances.....................................  7,255  142,535
    Credit Agricole SA................................. 30,421  411,517
    Danone SA..........................................  5,057  365,271
    Dassault Systemes..................................    296   19,863
    Dassault Systemes ADR..............................  1,000   67,040
    Derichebourg SA....................................  4,522   13,313
    Edenred............................................  7,797  243,714
    Eiffage SA.........................................    479   31,049
    Electricite de France SA...........................  2,758   89,094
    Essilor International SA...........................  1,774  173,299
    Esso SA Francaise..................................     72    3,277
*   Etablissements Maurel et Prom......................  2,992   45,486
    Eurofins Scientific SE.............................    301   89,746
    Eutelsat Communications SA.........................  6,933  239,209
    Faiveley Transport SA..............................     99    7,093
    Faurecia...........................................  2,625   92,859
    Fimalac............................................    138   10,892
    GDF Suez........................................... 37,769  973,855
    GL Events..........................................    729   17,090
    Groupe Eurotunnel SA............................... 15,552  205,812
*   Groupe Fnac........................................    574   25,379
#*  Groupe Steria SCA..................................  1,736   48,235
    Guerbet............................................    237   10,471
    Haulotte Group SA..................................    105    1,644
    Havas SA........................................... 10,155   79,472
    Iliad SA...........................................    492  135,418
    Imerys SA..........................................  1,055   82,377
#   Ingenico...........................................  1,067  107,940
    Interparfums SA....................................    465   15,081
    IPSOS..............................................  1,498   40,575
    Jacquet Metal Service..............................  1,384   28,641
    JCDecaux SA........................................  1,564   53,673
    Kering.............................................  1,393  298,219
    Korian-Medica......................................  2,058   74,737
    L'Oreal SA.........................................  2,948  497,799
    Lafarge SA.........................................  5,159  401,544
    Lagardere SCA......................................  7,852  233,751
    Legrand SA.........................................  5,313  294,636
    LISI...............................................    210   32,741
    LVMH Moet Hennessy Louis Vuitton SA................  2,784  478,909
    Maisons France Confort SA..........................    226    9,752
    Manitou BF SA......................................    582    9,726
    Mersen.............................................    738   20,883
    Metropole Television SA............................    533    9,777
    Montupet...........................................    381   23,687
    Natixis............................................ 34,914  225,609
#   Naturex............................................    359   30,308
    Neopost SA.........................................  1,054   74,004
*   Nexans SA..........................................  1,693   77,108
    Nexity SA..........................................  1,680   63,680
    Norbert Dentressangle SA...........................    198   29,078

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
*   NRJ Group..........................................  2,272 $   21,836
    Orange SA.......................................... 39,086    612,060
#   Orange SA Sponsored ADR............................  5,900     91,804
#*  Orco Property Group SA.............................    739        434
    Orpea..............................................    942     61,662
    Pernod Ricard SA...................................  2,791    312,567
*   Peugeot SA......................................... 15,188    226,529
*   Pierre & Vacances SA...............................    107      4,001
    Plastic Omnium SA..................................  1,422     37,666
    Publicis Groupe SA.................................  1,379    100,051
    Rallye SA..........................................  1,419     71,198
    Remy Cointreau SA..................................    428     35,018
    Renault SA......................................... 11,532    962,692
    Rexel SA...........................................  7,798    151,100
#   Rubis SCA..........................................  1,425     85,560
    Safran SA..........................................  4,300    252,699
    Saft Groupe SA.....................................  1,686     62,116
    Samse SA...........................................      4        534
    Sanofi............................................. 10,503  1,102,719
    Sanofi ADR......................................... 10,456    546,535
    Sartorius Stedim Biotech...........................    117     20,213
    Schneider Electric SE(B11BPS1).....................    278     23,524
    Schneider Electric SE(4834108)..................... 10,454    886,045
    SCOR SE............................................  8,577    275,912
    SEB SA.............................................    721     58,446
#*  Sequana SA.........................................    986      3,554
    SES SA.............................................  4,686    172,357
    Societe BIC SA.....................................    830    114,435
    Societe d'Edition de Canal +.......................  1,800     14,653
    Societe Generale SA................................ 12,658    635,462
    Societe Television Francaise 1.....................  2,666     39,320
    Sodexo.............................................  1,454    144,510
#*  SOITEC............................................. 17,198     52,474
*   Solocal Group...................................... 10,153      8,296
    Somfy SA...........................................     27      9,025
#   Sopra Group SA.....................................    228     24,650
    Stef SA............................................     27      1,905
    STMicroelectronics NV(5962332)..................... 36,343    302,549
#   STMicroelectronics NV(861012102)...................  8,829     72,751
    Suez Environnement Co.............................. 11,792    220,076
    Synergie SA........................................    251      5,977
*   Technicolor SA.....................................  5,886     42,578
    Technip SA.........................................  1,988    183,641
    Teleperformance....................................  2,378    165,220
    Thales SA..........................................  2,607    148,272
*   Theolia SA.........................................    478        725
    Total Gabon........................................     24     13,117
    Total SA........................................... 24,688  1,592,244
    Total SA Sponsored ADR.............................  8,500    548,250
*   Trigano SA.........................................  1,235     31,183
*   UBISOFT Entertainment..............................  5,735     95,961
    Valeo SA...........................................  2,077    248,861
    Vallourec SA.......................................  2,431    107,576

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
*   Valneva SE.........................................    115 $       780
    Veolia Environnement SA............................ 25,131     445,117
    Veolia Environnement SA ADR........................  1,059      18,787
    Vicat..............................................    714      56,826
    VIEL & Cie SA......................................    300         836
#   Vilmorin & Cie SA..................................    141      16,576
    Vinci SA...........................................  6,928     478,121
    Virbac SA..........................................    123      26,343
    Vivendi SA......................................... 23,608     592,510
    Zodiac Aerospace...................................  3,690     115,540
                                                               -----------
TOTAL FRANCE...........................................         26,407,444
                                                               -----------
GERMANY -- (6.4%)
    Aareal Bank AG.....................................  2,391     101,401
    Adidas AG..........................................  3,639     288,152
*   ADVA Optical Networking SE.........................  1,788       6,630
#*  Air Berlin P.L.C...................................  3,958       6,870
*   Aixtron SE.........................................  1,469      19,822
    Allianz SE.........................................  3,915     651,793
    Allianz SE ADR..................................... 10,000     166,750
    Amadeus Fire AG....................................    211      15,045
    Aurubis AG.........................................  1,354      65,749
    Axel Springer SE...................................  1,857     104,560
    BASF SE............................................ 16,282   1,685,088
*   Bauer AG...........................................     98       2,125
    Bayer AG...........................................  9,539   1,258,256
    Bayerische Motoren Werke AG........................  4,617     549,977
    BayWa AG...........................................    513      25,476
    Bechtle AG.........................................    976      75,735
    Beiersdorf AG......................................  2,841     256,071
    Bertrandt AG.......................................    185      23,104
    Bijou Brigitte AG..................................    249      19,252
#   Bilfinger SE.......................................  1,030      83,809
    Biotest AG.........................................    111      11,916
    Brenntag AG........................................  2,562     411,327
    CANCOM SE..........................................    527      24,421
    Carl Zeiss Meditec AG..............................  1,463      43,375
    Celesio AG.........................................  3,368     115,214
    Cewe Stiftung & Co. KGAA...........................    374      25,242
    Comdirect Bank AG..................................  2,270      23,485
*   Commerzbank AG..................................... 27,835     399,927
    CompuGroup Medical AG..............................  1,589      39,530
*   Constantin Medien AG...............................  3,713       6,241
    Continental AG.....................................  1,857     399,932
    CropEnergies AG....................................  1,674       9,832
    CTS Eventim AG & Co., KGaA.........................  1,016      29,727
    Daimler AG......................................... 15,434   1,273,594
#   Delticom AG........................................     86       3,089
    Deutsche Bank AG(5750355).......................... 16,124     551,416
    Deutsche Bank AG(D18190898)........................  5,494     187,675
    Deutsche Boerse AG.................................  2,637     190,905
    Deutsche Lufthansa AG..............................  4,149      73,189
    Deutsche Post AG................................... 17,877     571,969

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Deutsche Telekom AG................................ 49,700 $806,514
#   Deutsche Telekom AG Sponsored ADR..................  6,800  110,908
    Deutsche Wohnen AG................................. 11,786  255,024
    Deutz AG...........................................  4,780   33,714
*   Dialog Semiconductor P.L.C.........................  1,751   53,253
    DMG MORI SEIKI AG..................................  3,892  118,884
    Drillisch AG.......................................  2,194   82,134
    Duerr AG...........................................    916   69,777
    E.ON SE............................................ 14,791  279,229
    Elmos Semiconductor AG.............................  1,078   19,480
    ElringKlinger AG...................................  1,056   38,093
#*  Evotec AG..........................................  6,271   33,673
    Fielmann AG........................................    439   55,422
    Fraport AG Frankfurt Airport Services Worldwide....  1,504   98,847
    Freenet AG.........................................  5,218  137,685
    Fresenius Medical Care AG & Co. KGaA...............  5,711  395,874
#   Fresenius Medical Care AG & Co. KGaA ADR...........  1,600   55,376
    Fresenius SE & Co. KGaA............................  4,206  628,963
    Fuchs Petrolub SE..................................  1,726   69,046
*   GAGFAH SA..........................................  3,299   57,821
    GEA Group AG.......................................  7,944  356,450
    Gerresheimer AG....................................  1,019   70,341
    Gerry Weber International AG.......................    992   45,139
    Gesco AG...........................................    211   20,622
    GFK SE.............................................    415   18,812
    Grammer AG.........................................    916   44,802
    Grenkeleasing AG...................................    342   35,482
*   H&R AG.............................................     95      907
    Hannover Rueck SE..................................  2,702  230,653
    HeidelbergCement AG................................  5,697  422,602
#*  Heidelberger Druckmaschinen AG.....................  5,179   16,930
    Henkel AG & Co. KGaA...............................  1,662  158,217
    Hochtief AG........................................  1,313  110,113
    Hugo Boss AG.......................................    994  142,625
    Indus Holding AG...................................  1,216   63,905
    Infineon Technologies AG........................... 16,294  179,536
    Infineon Technologies AG ADR.......................  7,164   78,732
    Jenoptik AG........................................  3,400   45,098
    K+S AG.............................................  6,429  196,995
*   Kloeckner & Co. SE.................................  4,240   55,149
*   Kontron AG.........................................  4,419   27,858
    Krones AG..........................................    579   56,106
#   KUKA AG............................................    785   43,532
    KWS Saat AG........................................    115   40,462
    Lanxess AG.........................................  2,284  145,136
    Leoni AG...........................................  1,292   88,295
    Linde AG...........................................  2,866  584,546
    LPKF Laser & Electronics AG........................  1,858   32,907
    MAN SE.............................................    957  113,639
*   Manz AG............................................    207   19,151
    Merck KGaA.........................................  2,270  200,736
*   Metro AG...........................................  4,985  179,635
    MLP AG.............................................    696    4,648

                                     1000

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
*   Morphosys AG.......................................     887 $    84,871
    MTU Aero Engines AG................................   1,493     128,443
    Muenchener Rueckversicherungs AG...................   4,264     904,702
    MVV Energie AG.....................................     114       3,598
*   Nordex SE..........................................     320       5,818
    Norma Group SE.....................................     717      35,325
*   Osram Licht AG.....................................   2,726     110,124
*   Patrizia Immobilien AG.............................   3,605      40,197
    Pfeiffer Vacuum Technology AG......................     214      21,247
#   PNE Wind AG........................................   5,346      20,629
#   Puma SE............................................     191      48,729
#   QSC AG.............................................   4,612      18,597
    R Stahl AG.........................................     392      20,996
    Rational AG........................................      48      15,584
    Rheinmetall AG.....................................     937      56,793
    Rhoen Klinikum AG..................................   3,216      99,734
    RWE AG.............................................  18,215     731,302
    SAF-Holland SA.....................................   1,934      26,663
    SAP SE.............................................   7,956     625,277
#   SAP SE Sponsored ADR...............................   3,560     279,424
    Schaltbau Holding AG...............................     260      17,411
*   SGL Carbon SE......................................     966      31,017
    Siemens AG.........................................   4,112     507,816
#   Siemens AG Sponsored ADR...........................   2,787     344,236
    Sixt SE............................................     337      11,816
*   Sky Deutschland AG.................................   8,996      80,911
#*  SMA Solar Technology AG............................     500      13,470
    Software AG........................................   2,593      64,870
    Stada Arzneimittel AG..............................   2,750     113,564
    Stroeer Media AG...................................   1,675      35,291
*   Suss Microtec AG...................................   1,680      18,673
    Symrise AG.........................................   3,724     194,998
    TAG Immobilien AG..................................   2,061      25,120
    Takkt AG...........................................     314       5,248
*   Talanx AG..........................................   2,351      83,709
    Telefonica Deutschland Holding AG..................  15,384     120,280
*   ThyssenKrupp AG....................................   9,808     276,282
    Tipp24 SE..........................................     389      18,809
    TUI AG.............................................   4,115      58,080
    Volkswagen AG......................................     444     102,395
    Vossloh AG.........................................     284      20,649
#   VTG AG.............................................     506      10,401
#   Wacker Chemie AG...................................     681      78,828
    Wacker Neuson SE...................................   1,285      28,177
    Wincor Nixdorf AG..................................     165       8,383
                                                                -----------
TOTAL GERMANY..........................................          22,575,636
                                                                -----------
GREECE -- (0.0%)
*   Bank of Cyprus PCL.................................  19,567          --
                                                                -----------
HONG KONG -- (2.3%)
#   AAC Technologies Holdings, Inc.....................  12,500      74,352
    AIA Group, Ltd..................................... 178,400     956,902

                                     1001

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Allied Properties HK, Ltd..........................  48,000 $  9,795
    APT Satellite Holdings, Ltd........................  19,500   28,746
    Asia Satellite Telecommunications Holdings, Ltd....   3,000   10,434
#   ASM Pacific Technology, Ltd........................   5,700   60,549
    Associated International Hotels, Ltd...............   4,000   12,039
    Bank of East Asia, Ltd.............................  26,400  112,546
    BOC Hong Kong Holdings, Ltd........................  67,500  211,704
*   Brightoil Petroleum Holdings, Ltd..................  83,000   25,347
    Cathay Pacific Airways, Ltd........................  35,000   66,033
    Cheung Kong Holdings, Ltd..........................  22,000  426,439
    Cheung Kong Infrastructure Holdings, Ltd...........   9,000   63,290
    Chow Sang Sang Holdings International, Ltd.........  11,000   28,553
#   Chow Tai Fook Jewellery Group, Ltd.................  14,200   20,559
    CITIC Telecom International Holdings, Ltd..........  88,000   31,555
    CK Life Sciences International Holdings, Inc....... 286,000   28,353
    CLP Holdings, Ltd..................................  27,500  228,763
    Dickson Concepts International, Ltd................   6,500    3,686
    Emperor International Holdings, Ltd................ 140,000   35,859
    Esprit Holdings, Ltd...............................  12,900   20,251
    Far East Consortium International, Ltd.............  64,000   24,369
#   First Pacific Co., Ltd............................. 172,000  205,844
*   G-Resources Group, Ltd............................. 488,400   14,010
    Galaxy Entertainment Group, Ltd....................  25,000  209,923
#   Giordano International, Ltd........................  14,000    8,190
*   Global Brands Group Holding, Ltd...................  93,360   24,334
    Glorious Sun Enterprises, Ltd......................  14,000    3,122
#   Haitong International Securities Group, Ltd........  34,000   19,563
    Hang Lung Group, Ltd...............................  10,000   53,628
    Hang Lung Properties, Ltd..........................  27,000   83,386
    Hang Seng Bank, Ltd................................  11,200  190,022
    Harbour Centre Development, Ltd....................   2,000    3,638
    Henderson Land Development Co., Ltd................  39,298  249,776
    HKR International, Ltd.............................  48,800   23,026
    Hong Kong & China Gas Co., Ltd.....................  14,641   32,007
    Hong Kong Aircraft Engineering Co., Ltd............     800    9,253
    Hong Kong Exchanges and Clearing, Ltd..............   8,800  197,467
    Hongkong & Shanghai Hotels (The)...................   6,500    9,266
    Hongkong Chinese, Ltd..............................  58,000   13,061
    Hopewell Holdings, Ltd.............................  15,500   53,836
    Hutchison Whampoa, Ltd.............................  31,000  420,925
    Hysan Development Co., Ltd.........................  26,000  124,790
    Kerry Logistics Network, Ltd.......................  14,500   23,669
    Kerry Properties, Ltd..............................  36,000  131,402
    Kingston Financial Group, Ltd......................  96,000   10,708
    Kowloon Development Co., Ltd.......................   7,000    8,489
#   L'Occitane International SA........................  12,750   32,764
*   Lai Sun Development Co., Ltd....................... 659,000   16,545
    Li & Fung, Ltd.....................................  93,360  124,128
    Luk Fook Holdings International, Ltd...............  14,000   43,392
    Man Wah Holdings, Ltd..............................  17,600   25,952
    Melco Crown Entertainment, Ltd.....................   1,200   13,368
    Melco Crown Entertainment, Ltd. ADR................   1,858   61,686
    MGM China Holdings, Ltd............................  14,400   52,656

                                     1002

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
#*  Midland Holdings, Ltd..............................  18,000 $    9,727
    MTR Corp., Ltd.....................................  10,051     39,486
    NagaCorp, Ltd......................................  34,000     29,754
    New World Development Co., Ltd.....................  55,914     70,510
#   Newocean Energy Holdings, Ltd......................  50,000     34,177
    NWS Holdings, Ltd..................................  34,655     64,203
    Orient Overseas International, Ltd.................  11,000     58,596
    Pacific Basin Shipping, Ltd........................  62,000     37,347
    Pacific Textiles Holdings, Ltd.....................  20,000     25,039
    PCCW, Ltd.......................................... 101,000     61,710
    Power Assets Holdings, Ltd.........................  17,000    151,957
#   Prada SpA..........................................   5,200     36,946
    Public Financial Holdings, Ltd.....................   6,000      2,860
    Regal Hotels International Holdings, Ltd...........  26,000     15,468
#   SA SA International Holdings, Ltd..................  38,000     30,299
    Samsonite International SA.........................  29,700     92,038
    Sands China, Ltd...................................  16,000    117,569
    Shangri-La Asia, Ltd............................... 112,000    176,961
*   Shun Tak Holdings, Ltd.............................  11,000      5,612
    Singamas Container Holdings, Ltd...................  96,000     18,435
    Sino Land Co., Ltd................................. 124,824    214,430
    Stella International Holdings, Ltd.................  10,500     29,331
    Sun Hung Kai & Co., Ltd............................   9,000      7,674
    Sun Hung Kai Properties, Ltd.......................  29,207    442,965
    Swire Pacific, Ltd. Class A........................  25,500    328,152
    Swire Pacific, Ltd. Class B........................  22,500     53,740
    Swire Properties, Ltd..............................  17,000     55,640
    Techtronic Industries Co...........................  32,000     95,913
    Television Broadcasts, Ltd.........................   2,000     12,991
    Texwinca Holdings, Ltd.............................  14,000     13,163
    Transport International Holdings, Ltd..............  12,000     22,136
#   Trinity, Ltd.......................................  12,000      3,018
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  34,000     22,566
    Value Partners Group, Ltd..........................  50,000     36,232
    Victory City International Holdings, Ltd...........  41,042      5,364
    Vitasoy International Holdings, Ltd................  20,000     25,733
    VST Holdings, Ltd..................................  74,400     19,017
    VTech Holdings, Ltd................................   5,600     69,230
    Wharf Holdings, Ltd. (The).........................  27,000    214,671
    Wheelock & Co., Ltd................................  15,000     75,633
#   Wynn Macau, Ltd....................................   4,800     20,455
    Xinyi Glass Holdings, Ltd..........................  66,000     38,603
#   Xinyi Solar Holdings, Ltd..........................  34,000      9,640
    Yue Yuen Industrial Holdings, Ltd..................  32,000    106,734
                                                                ----------
TOTAL HONG KONG........................................          7,975,675
                                                                ----------
IRELAND -- (0.3%)
*   Bank of Ireland....................................  87,494     30,744
*   Bank of Ireland Sponsored ADR......................      30        427
    C&C Group P.L.C.(B010DT8)..........................   1,711      9,674
    C&C Group P.L.C.(B011Y09)..........................   4,812     27,345
    CRH P.L.C..........................................   6,940    161,983
    CRH P.L.C. Sponsored ADR...........................   9,654    226,772

                                     1003

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
IRELAND -- (Continued)
    Dragon Oil P.L.C...................................  7,016 $   66,087
    FBD Holdings P.L.C.................................  1,875     35,926
    Glanbia P.L.C......................................  4,032     62,031
    Irish Continental Group P.L.C......................  6,510     23,200
*   Kenmare Resources P.L.C............................    953        231
    Kerry Group P.L.C. Class A.........................  3,056    226,973
    Kingspan Group P.L.C...............................    717     12,277
    Paddy Power P.L.C..................................    456     32,198
    Smurfit Kappa Group P.L.C..........................  7,298    158,375
                                                               ----------
TOTAL IRELAND..........................................         1,074,243
                                                               ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................  8,946     15,871
*   Airport City, Ltd..................................  1,828     18,107
    Azrieli Group......................................  1,869     60,814
*   Bank Leumi Le-Israel BM............................ 75,070    294,776
    Bezeq The Israeli Telecommunication Corp., Ltd..... 52,652     98,039
*   Ceragon Networks, Ltd..............................  1,170      2,342
*   Clal Insurance Enterprises Holdings, Ltd...........    670     12,540
*   Compugen, Ltd......................................  1,357     11,319
    Delek Group, Ltd...................................    148     58,071
    Elbit Systems, Ltd.................................    533     33,400
*   EZchip Semiconductor, Ltd.(M4146Y108)..............    400      9,668
*   EZchip Semiconductor, Ltd.(6554998)................    325      7,872
    First International Bank Of Israel, Ltd............  1,094     17,558
    Formula Systems 1985, Ltd..........................    947     25,825
    Frutarom Industries, Ltd...........................  1,280     31,792
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  3,840     22,407
    Israel Chemicals, Ltd..............................  7,094     57,683
*   Israel Discount Bank, Ltd. Class A.................  2,038      3,550
*   Jerusalem Oil Exploration..........................    604     27,133
    Melisron, Ltd......................................    907     24,076
    Menorah Mivtachim Holdings, Ltd....................  1,148     13,775
    Migdal Insurance & Financial Holding, Ltd.......... 24,040     38,392
    Mizrahi Tefahot Bank, Ltd..........................  8,534    107,912
*   Nitsba Holdings 1995, Ltd..........................    720     10,849
*   Oil Refineries, Ltd................................ 40,604     12,228
    Osem Investments, Ltd..............................  1,359     31,899
*   Partner Communications Co., Ltd....................  1,994     15,119
    Paz Oil Co., Ltd...................................    272     43,747
    Shikun & Binui, Ltd................................ 11,788     28,100
    Strauss Group, Ltd.................................  1,238     24,298
    Teva Pharmaceutical Industries, Ltd................  1,732     92,742
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  6,848    366,368
                                                               ----------
TOTAL ISRAEL...........................................         1,618,272
                                                               ----------
ITALY -- (2.3%)
    A2A SpA............................................ 64,368     73,451
    ACEA SpA...........................................  2,982     43,426
    Alerion Cleanpower SpA.............................  2,105      8,669
    Amplifon SpA.......................................  7,609     45,452
    Ansaldo STS SpA....................................  3,993     39,000

                                     1004

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
*   Arnoldo Mondadori Editore SpA......................   3,462 $    4,093
    Assicurazioni Generali SpA.........................  23,098    482,123
#   Astaldi SpA........................................   2,155     20,745
    Atlantia SpA.......................................   7,057    186,767
*   Autogrill SpA......................................   1,407     11,973
    Azimut Holding SpA.................................   3,472     89,372
    Banca Generali SpA.................................   1,608     44,908
    Banca IFIS SpA.....................................   1,361     24,968
*   Banca Monte dei Paschi di Siena SpA................  69,550    125,526
*   Banca Popolare dell'Emilia Romagna SC..............  25,982    219,665
#*  Banca Popolare dell'Etruria e del Lazio............   1,087      1,023
*   Banca Popolare di Milano Scarl.....................  48,999     42,699
    Banca Popolare di Sondrio SCARL....................  10,870     49,398
*   Banco Popolare SC..................................     425      6,568
*   BasicNet SpA.......................................   3,053      9,384
    Brembo SpA.........................................   1,177     43,246
#   Brunello Cucinelli SpA.............................     716     16,070
    Cementir Holding SpA...............................   3,817     29,756
*   CIR-Compagnie Industriali Riunite SpA..............  32,447     45,093
    CNH Industrial NV..................................   5,316     49,066
    Credito Emiliano SpA...............................   4,203     35,271
*   Credito Valtellinese Scarl.........................  76,092     93,040
    Danieli & C Officine Meccaniche SpA................     917     26,206
    De' Longhi.........................................   4,371     92,801
    DiaSorin SpA.......................................     691     27,651
*   Ei Towers SpA......................................     518     27,887
    Enel SpA........................................... 106,427    605,887
    Engineering SpA....................................     345     18,578
    Eni SpA............................................  42,371  1,078,169
    Eni SpA Sponsored ADR..............................     600     30,480
    ERG SpA............................................   3,337     49,427
    Esprinet SpA.......................................   1,834     18,789
    Falck Renewables SpA...............................   2,083      3,574
*   Fiat SpA...........................................  27,786    266,677
*   Finmeccanica SpA...................................  13,194    121,555
#*  Geox SpA...........................................     707      2,622
*   Gruppo Editoriale L'Espresso SpA...................   2,471      3,899
#   Gtech Spa..........................................   1,126     27,061
    Hera SpA...........................................  24,963     67,518
*   IMMSI SpA..........................................  13,995     11,747
    Industria Macchine Automatiche SpA.................     607     24,194
*   Intek Group SpA....................................   9,436      5,256
    Interpump Group SpA................................   2,221     28,345
    Intesa Sanpaolo SpA................................ 140,170    416,252
    Iren SpA...........................................  22,837     32,181
    Italcementi SpA....................................   4,392     32,583
    Italmobiliare SpA..................................     371     14,880
    Luxottica Group SpA................................   4,722    260,509
    MARR SpA...........................................   1,526     25,246
*   Mediaset SpA.......................................   9,368     37,163
#*  Piaggio & C SpA....................................   7,738     23,039
    Pirelli & C. SpA...................................   8,445    125,942
#*  Prelios SpA........................................  30,744     18,422

                                     1005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Prysmian SpA.......................................   2,655 $   56,457
    Recordati SpA......................................   4,103     67,723
    Reply SpA..........................................     258     19,241
*   Safilo Group SpA...................................   1,166     24,216
*   Saipem SpA.........................................   4,129     96,173
#*  Salini Impregilo SpA...............................   5,019     22,723
*   Saras SpA..........................................   7,534      9,384
    Snam SpA...........................................  35,893    211,585
    Societa Cattolica di Assicurazioni SCRL............   1,446     30,804
    Societa Iniziative Autostradali e Servizi SpA......   3,086     36,713
*   Sogefi SpA.........................................   5,901     23,644
*   Sorin SpA..........................................  15,740     43,221
#*  Telecom Italia SpA................................. 324,233    373,611
*   Telecom Italia SpA Sponsored ADR...................   6,420     73,252
    Tenaris SA.........................................   1,995     42,947
    Tenaris SA ADR.....................................   2,200     94,534
    Terna Rete Elettrica Nazionale SpA.................  68,366    359,550
#   Tod's SpA..........................................     420     46,071
    Trevi Finanziaria Industriale SpA..................   2,693     21,478
    UniCredit SpA...................................... 110,261    860,159
    Unione di Banche Italiane SCPA.....................  20,204    166,338
    Unipol Gruppo Finanziario SpA......................  13,846     75,908
    UnipolSai SpA......................................   1,721      5,210
    Vittoria Assicurazioni SpA.........................   2,148     29,529
*   World Duty Free SpA................................   1,407     16,019
*   Yoox SpA...........................................   2,170     57,109
                                                                ----------
TOTAL ITALY............................................          8,228,891
                                                                ----------
JAPAN -- (17.5%)
    77 Bank, Ltd. (The)................................   5,000     26,033
#   Accordia Golf Co., Ltd.............................   3,700     46,154
    ADEKA Corp.........................................   4,200     57,902
    Advan Co., Ltd.....................................     500      5,334
#   Advantest Corp.....................................   6,700     74,802
    Advantest Corp. ADR................................     500      5,620
#   Aeon Co., Ltd......................................  22,900    257,124
    Ai Holdings Corp...................................   2,100     38,847
    Aica Kogyo Co., Ltd................................   2,900     62,516
    Aichi Bank, Ltd. (The).............................     300     14,708
    Aichi Steel Corp...................................   9,000     35,650
    Aida Engineering, Ltd..............................   4,900     46,604
    Ain Pharmaciez, Inc................................     600     27,940
    Air Water, Inc.....................................   4,000     63,972
    Aisin Seiki Co., Ltd...............................   3,900    151,468
    Ajinomoto Co., Inc.................................   6,000     92,233
    Akebono Brake Industry Co., Ltd....................   3,100     14,998
    Akita Bank, Ltd. (The).............................   7,000     19,736
    Alfresa Holdings Corp..............................   1,300     77,611
#   Alpen Co., Ltd.....................................   1,500     25,113
    Alpine Electronics, Inc............................   2,300     36,232
    Alps Electric Co., Ltd.............................   7,000     97,160
#   Amada Co., Ltd.....................................  18,000    174,835
    Amano Corp.........................................   3,100     36,036

                                     1006

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    ANA Holdings, Inc.................................. 19,000 $ 47,006
    Anritsu Corp.......................................  2,000   19,059
    AOKI Holdings, Inc.................................  1,600   20,929
    Aomori Bank, Ltd. (The)............................  6,000   17,303
    Aoyama Trading Co., Ltd............................  1,600   40,771
#   Aozora Bank, Ltd................................... 35,000  118,933
    Arakawa Chemical Industries, Ltd...................    300    3,675
    Arcland Sakamoto Co., Ltd..........................    900   19,932
    Arcs Co., Ltd......................................  2,023   42,736
    Arisawa Manufacturing Co., Ltd.....................  1,400    9,509
    As One Corp........................................  1,100   32,998
#   Asahi Diamond Industrial Co., Ltd..................  3,400   49,757
#   Asahi Glass Co., Ltd............................... 43,000  254,809
    Asahi Group Holdings, Ltd..........................  5,500  165,872
    Asahi Holdings, Inc................................  1,500   25,852
    Asahi Intecc Co., Ltd..............................    400   16,589
    Asahi Kasei Corp................................... 44,000  347,737
    Asatsu-DK, Inc.....................................  1,500   38,340
    Asics Corp.........................................  4,300   91,257
#   ASKUL Corp.........................................    800   22,079
    Astellas Pharma, Inc............................... 27,000  366,136
    Autobacs Seven Co., Ltd............................  1,200   19,635
    Avex Group Holdings, Inc...........................  2,300   39,273
    Axial Retailing, Inc...............................    400    6,979
    Azbil Corp.........................................  3,500   88,066
    Bandai Namco Holdings, Inc.........................  4,300  108,828
    Bando Chemical Industries, Ltd.....................  3,000   12,337
    Bank of Iwate, Ltd. (The)..........................    900   41,318
    Bank of Kyoto, Ltd. (The).......................... 18,000  163,505
    Bank of Okinawa, Ltd. (The)........................    900   38,444
    Bank of Saga, Ltd. (The)...........................  8,000   18,378
    Bank of the Ryukyus, Ltd...........................  1,800   26,415
    Bank of Yokohama, Ltd. (The)....................... 26,000  147,943
    Benesse Holdings, Inc..............................  1,200   45,206
    Bic Camera, Inc....................................  6,000   52,014
    Bridgestone Corp...................................  9,000  324,813
#   Brother Industries, Ltd............................  7,800  139,552
    Bunka Shutter Co., Ltd.............................  6,000   51,207
    C Uyemura & Co., Ltd...............................    400   21,867
    Calbee, Inc........................................  2,400   71,273
    Calsonic Kansei Corp...............................  8,000   52,615
    Canon Electronics, Inc.............................  1,800   34,492
#   Canon Marketing Japan, Inc.........................  3,600   73,348
    Canon, Inc.........................................  6,300  206,106
#   Canon, Inc. Sponsored ADR..........................  8,300  272,157
#   Casio Computer Co., Ltd............................  9,200  154,793
    Cawachi, Ltd.......................................    500    9,040
    Central Glass Co., Ltd.............................  7,000   24,322
#   Central Japan Railway Co...........................    300   42,607
    Century Tokyo Leasing Corp.........................  2,300   73,853
    Chiba Bank, Ltd. (The)............................. 15,000  109,192
    Chiba Kogyo Bank, Ltd. (The).......................  3,300   24,936
    Chiyoda Co., Ltd...................................  1,200   26,525

                                     1007

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
*   Chubu Electric Power Co., Inc......................  6,400 $ 74,397
    Chubu Shiryo Co., Ltd..............................  1,000    6,551
#   Chugai Pharmaceutical Co., Ltd.....................  3,000   99,849
    Chugoku Bank, Ltd. (The)...........................  5,200   79,894
#   Chugoku Electric Power Co., Inc. (The).............  5,700   75,785
    Chugoku Marine Paints, Ltd.........................  2,000   15,140
    Chukyo Bank, Ltd. (The)............................  8,000   14,191
    Chuo Spring Co., Ltd...............................  1,000    3,052
    Citizen Holdings Co., Ltd..........................  9,500   75,534
    CKD Corp...........................................  5,100   45,529
    Cleanup Corp.......................................    600    5,503
*   CMK Corp...........................................  2,600    6,722
    Coca-Cola East Japan Co., Ltd......................    500   13,364
    Coca-Cola West Co., Ltd............................  3,800   63,332
    Cocokara fine, Inc.................................    400   10,940
#*  COLOPL, Inc........................................  1,500   56,825
    Colowide Co., Ltd..................................  1,500   19,808
    COMSYS Holdings Corp...............................  1,600   29,615
    Cosmo Oil Co., Ltd................................. 35,000   70,159
    Dai Nippon Printing Co., Ltd....................... 22,000  225,683
    Dai-ichi Life Insurance Co., Ltd. (The)............ 15,000  211,299
    Daibiru Corp.......................................  1,100   12,138
    Daicel Corp........................................ 10,000  100,924
    Daido Metal Co., Ltd...............................  3,000   40,864
#   Daido Steel Co., Ltd............................... 17,000   79,441
    Daidoh, Ltd........................................    500    2,667
*   Daiei, Inc. (The).................................. 11,300   32,374
    Daifuku Co., Ltd...................................  1,500   20,669
    Daihatsu Motor Co., Ltd............................  3,500   62,125
    Daihen Corp........................................  2,000    8,754
    Daiichi Sankyo Co., Ltd............................ 10,200  185,473
#   Daiichikosho Co., Ltd..............................  1,100   32,630
    Daikin Industries, Ltd.............................  3,200  219,773
#   Daikyo, Inc........................................ 12,000   25,242
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   19,028
    Dainippon Screen Manufacturing Co., Ltd............ 10,000   46,088
#   Daio Paper Corp....................................  4,000   35,017
    Daisan Bank, Ltd. (The)............................  2,000    3,493
    Daiseki Co., Ltd...................................  1,100   19,588
    Daito Trust Construction Co., Ltd..................    900  108,473
    Daiwa House Industry Co., Ltd...................... 10,000  202,992
    Daiwa Securities Group, Inc........................ 19,000  159,524
    Daiwabo Holdings Co., Ltd..........................  8,000   15,268
    DCM Holdings Co., Ltd..............................  5,800   38,776
#   Dena Co., Ltd......................................  3,600   46,430
    Denki Kagaku Kogyo K.K............................. 20,000   74,716
    Denso Corp.........................................  7,500  345,942
    Dentsu, Inc........................................  4,500  178,227
    Descente, Ltd......................................  2,000   17,373
    DIC Corp........................................... 32,000   73,312
    Disco Corp.........................................    800   51,667
#   DMG Mori Seiki Co., Ltd............................  1,900   24,158
    Don Quijote Holdings Co., Ltd......................    500   27,017

                                     1008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Doshisha Co., Ltd..................................  2,000 $ 36,832
    Doutor Nichires Holdings Co., Ltd..................  1,900   31,928
    Dowa Holdings Co., Ltd............................. 10,000   93,050
    DTS Corp...........................................  1,600   31,493
#   Dwango Co., Ltd....................................    900   21,278
    Eagle Industry Co., Ltd............................  1,900   34,715
    Earth Chemical Co., Ltd............................    900   34,859
#   East Japan Railway Co..............................  2,600  208,278
    Ebara Corp......................................... 18,000  111,748
    EDION Corp.........................................  1,300    8,595
    Ehime Bank, Ltd. (The).............................  8,000   18,834
    Eighteenth Bank, Ltd. (The)........................  3,000    7,892
#   Eisai Co., Ltd.....................................  2,300   97,428
    Eizo Corp..........................................  1,100   27,911
    Electric Power Development Co., Ltd................  1,700   54,769
    Enplas Corp........................................    300   18,030
    Exedy Corp.........................................  1,300   38,380
    Ezaki Glico Co., Ltd...............................  1,000   18,570
#   F@N Communications, Inc............................  1,600   24,542
    FALCO HOLDINGS Co., Ltd............................    200    2,361
#   FamilyMart Co., Ltd................................  1,200   53,893
#   Fancl Corp.........................................  1,500   18,371
    FANUC Corp.........................................  2,800  483,925
#   Fast Retailing Co., Ltd............................    600  198,089
#   FCC Co., Ltd.......................................  2,100   37,664
#   FIDEA Holdings Co., Ltd............................  5,200   10,921
    Foster Electric Co., Ltd...........................  1,900   25,083
#   FP Corp............................................  1,000   33,932
#   Fuji Co., Ltd......................................  1,000   20,062
    Fuji Corp., Ltd....................................  1,100    6,535
    Fuji Electric Co., Ltd............................. 22,000  113,437
    Fuji Heavy Industries, Ltd.........................  9,000  256,656
    Fuji Kyuko Co., Ltd................................  2,000   21,727
    Fuji Media Holdings, Inc...........................  2,800   44,717
    Fuji Oil Co., Ltd..................................  3,300   52,727
    Fuji Seal International, Inc.......................  1,300   37,911
    Fuji Soft, Inc.....................................    600   13,368
    FUJIFILM Holdings Corp.............................  6,700  191,257
    Fujikura, Ltd...................................... 18,000   89,025
    Fujimori Kogyo Co., Ltd............................  1,000   35,646
    Fujitec Co., Ltd...................................  6,000   61,650
    Fujitsu General, Ltd...............................  3,000   41,411
    Fujitsu, Ltd....................................... 47,000  360,277
    FuKoKu Co., Ltd....................................    200    1,885
    Fukui Bank, Ltd. (The).............................  7,000   16,527
    Fukuoka Financial Group, Inc....................... 21,000  107,430
    Furukawa Co., Ltd.................................. 17,000   34,686
#   Furukawa Electric Co., Ltd......................... 11,000   23,268
    Futaba Industrial Co., Ltd.........................    500    2,811
    Fuyo General Lease Co., Ltd........................    400   16,063
    Geo Holdings Corp..................................    900    7,639
    Glory, Ltd.........................................  1,500   50,012
#   GMO internet, Inc..................................  2,500   27,277

                                     1009

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Godo Steel, Ltd....................................  8,000 $ 13,177
    Goldcrest Co., Ltd.................................  1,060   21,132
*   Gree, Inc..........................................  5,400   42,633
#   GS Yuasa Corp...................................... 11,000   70,635
    Gulliver International Co., Ltd....................  1,500   13,752
#   GungHo Online Entertainment, Inc...................  8,600   48,416
    Gunma Bank, Ltd. (The)............................. 14,000   82,373
    Gunze, Ltd.........................................  7,000   19,104
    H2O Retailing Corp.................................  5,520   45,735
    Hachijuni Bank, Ltd. (The)......................... 23,000  141,392
    Hakuhodo DY Holdings, Inc..........................  9,500   99,740
    Hamamatsu Photonics K.K............................    900   42,306
    Hankyu Hanshin Holdings, Inc....................... 13,000   75,684
    Hanwa Co., Ltd..................................... 12,000   49,765
    Haseko Corp........................................  6,800   53,995
    Hazama Ando Corp...................................  8,200   50,388
    Heiwa Corp.........................................    500   11,778
    Heiwa Real Estate Co., Ltd.........................  2,100   33,109
    Heiwado Co., Ltd...................................    700   11,493
    HI-LEX Corp........................................  1,200   32,967
    Higashi-Nippon Bank, Ltd. (The).................... 10,000   26,575
    Hino Motors, Ltd...................................  3,500   48,402
    Hiroshima Bank, Ltd. (The)......................... 35,000  169,841
    Hisamitsu Pharmaceutical Co., Inc..................  1,300   51,784
#   Hitachi Chemical Co., Ltd..........................  5,500   96,745
#   Hitachi Construction Machinery Co., Ltd............  3,200   65,315
    Hitachi High-Technologies Corp.....................  3,300   88,522
    Hitachi Koki Co., Ltd..............................  3,900   32,960
    Hitachi Kokusai Electric, Inc......................  2,000   26,821
#   Hitachi Metals, Ltd................................  4,110   66,834
    Hitachi Transport System, Ltd......................  1,100   16,644
#   Hitachi Zosen Corp.................................  4,500   23,418
    Hitachi, Ltd....................................... 15,000  116,262
    Hitachi, Ltd. ADR..................................  3,100  245,241
    Hogy Medical Co., Ltd..............................    300   16,755
*   Hokkaido Electric Power Co., Inc...................  8,500   73,638
    Hokuetsu Bank, Ltd. (The).......................... 16,000   32,633
    Hokuetsu Kishu Paper Co., Ltd......................  4,500   19,831
    Hokuhoku Financial Group, Inc...................... 11,000   22,585
    Hokuriku Electric Power Co.........................  6,200   80,294
    Hokuto Corp........................................    700   13,279
    Honda Motor Co., Ltd............................... 14,100  490,836
    Honda Motor Co., Ltd. Sponsored ADR................  8,100  282,528
    Horiba, Ltd........................................  1,300   45,348
#   Hoshizaki Electric Co., Ltd........................  1,200   61,097
#   House Foods Group, Inc.............................  2,300   41,468
    Hoya Corp..........................................  2,600   84,184
    Hyakugo Bank, Ltd. (The)...........................  6,000   24,066
    Ibiden Co., Ltd....................................  4,000   79,928
#   Ichigo Group Holdings Co., Ltd.....................  2,800    8,202
    Ichiyoshi Securities Co., Ltd......................  2,000   24,610
    Idemitsu Kosan Co., Ltd............................  4,100   83,803
#   IHI Corp........................................... 20,000   92,490

                                     1010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Iida Group Holdings Co., Ltd.......................  2,320 $ 34,567
    Iino Kaiun Kaisha, Ltd.............................  6,200   34,971
    Imperial Hotel, Ltd................................    400    8,945
    Inaba Denki Sangyo Co., Ltd........................    800   26,643
    Inabata & Co., Ltd.................................  1,200   11,317
    Inageya Co., Ltd...................................  2,000   20,868
    Ines Corp..........................................    500    3,920
    Internet Initiative Japan, Inc.....................  1,300   28,529
    Iriso Electronics Co., Ltd.........................    600   37,109
#   Iseki & Co., Ltd...................................  6,000   15,090
#   Isetan Mitsukoshi Holdings, Ltd....................  6,840   84,760
#   Isuzu Motors, Ltd.................................. 12,000   83,287
    Ito En, Ltd........................................    600   14,623
    ITOCHU Corp........................................ 13,400  170,619
    Itochu Enex Co., Ltd...............................  4,500   32,735
    Itochu Techno-Solutions Corp.......................  1,300   58,138
    Itoham Foods, Inc..................................  9,000   39,568
#   Iwatani Corp.......................................  9,000   69,207
    Iyo Bank, Ltd. (The)...............................  8,500   86,103
    Izumi Co., Ltd.....................................    700   21,395
    J Front Retailing Co., Ltd......................... 14,000   94,338
    J-Oil Mills, Inc................................... 12,000   38,120
    Japan Airport Terminal Co., Ltd....................    700   23,695
#   Japan Aviation Electronics Industry, Ltd...........  2,000   41,154
#   Japan Exchange Group, Inc..........................  4,100   93,281
    Japan Pulp & Paper Co., Ltd........................  5,000   16,090
#   Japan Steel Works, Ltd. (The)...................... 14,000   60,159
    Japan Tobacco, Inc.................................  9,200  323,541
    Japan Wool Textile Co., Ltd. (The).................  1,000    7,793
#   JFE Holdings, Inc..................................  9,700  204,729
    JGC Corp...........................................  5,000  151,512
    Jimoto Holdings, Inc............................... 10,800   22,757
    Jin Co., Ltd.......................................    700   20,854
    Joshin Denki Co., Ltd..............................  2,000   18,888
    Joyo Bank, Ltd. (The).............................. 16,000   85,130
#   JSR Corp...........................................  2,800   48,277
    JTEKT Corp.........................................  6,900  119,461
    Juroku Bank, Ltd. (The)............................  8,000   29,543
*   JVC Kenwood Corp...................................  3,820    8,691
    JX Holdings, Inc................................... 45,120  232,012
    K's Holdings Corp..................................  1,419   40,568
    Kadokawa Corp......................................  1,200   33,598
    Kagoshima Bank, Ltd. (The).........................  2,000   13,157
#   Kajima Corp........................................ 22,403  104,175
#   Kakaku.com, Inc....................................  4,000   67,696
    Kaken Pharmaceutical Co., Ltd......................  1,000   22,344
    Kameda Seika Co., Ltd..............................  1,100   35,894
    Kamei Corp.........................................  2,000   14,996
#   Kanamoto Co., Ltd..................................  2,000   83,604
    Kaneka Corp........................................ 12,000   72,168
    Kanematsu Corp..................................... 16,000   28,627
#*  Kansai Electric Power Co., Inc. (The).............. 13,300  121,484
    Kansai Paint Co., Ltd..............................  7,000  117,304

                                     1011

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kao Corp...........................................   5,800 $238,520
    Katakura Industries Co., Ltd.......................   1,200   15,466
    Kato Sangyo Co., Ltd...............................     900   20,007
    Kato Works Co., Ltd................................   5,000   35,517
#   Kawasaki Heavy Industries, Ltd.....................  30,000  116,703
#   Kawasaki Kisen Kaisha, Ltd.........................  38,000   81,009
#   KDDI Corp..........................................   8,500  488,604
    Keihin Corp........................................   2,700   41,407
#   Keio Corp..........................................   4,000   31,905
    Kewpie Corp........................................   3,500   62,983
    Keyence Corp.......................................     600  261,387
#   Kikkoman Corp......................................   4,000   87,604
#   Kintetsu Corp......................................  20,000   72,827
    Kintetsu World Express, Inc........................     800   34,102
    Kirin Holdings Co., Ltd............................  15,000  210,259
    Kitz Corp..........................................   7,500   43,261
    Kiyo Bank, Ltd. (The)..............................   1,000   13,688
    Koa Corp...........................................     900    9,873
    Kobayashi Pharmaceutical Co., Ltd..................     600   37,195
    Kobe Steel, Ltd.................................... 100,000  162,782
#   Kohnan Shoji Co., Ltd..............................   1,900   19,650
    Koito Manufacturing Co., Ltd.......................   1,000   27,401
    Kokuyo Co., Ltd....................................   4,400   35,721
    Komatsu, Ltd.......................................  11,700  259,475
#   Konami Corp........................................   2,800   65,007
    Konica Minolta, Inc................................  14,000  149,463
    Konishi Co., Ltd...................................     300    6,484
#   Kose Corp..........................................   1,300   54,073
    Kubota Corp........................................   8,000  105,322
    Kubota Corp. Sponsored ADR.........................   1,000   66,530
    Kurabo Industries, Ltd.............................  13,000   23,067
#   Kuraray Co., Ltd...................................   6,300   82,521
    Kureha Corp........................................  10,000   53,335
    Kurimoto, Ltd......................................   8,000   19,012
#   Kurita Water Industries, Ltd.......................   4,700  107,998
    Kuroda Electric Co., Ltd...........................   1,800   29,794
    KYB Co., Ltd.......................................   8,000   36,311
    Kyocera Corp.......................................   2,400  116,249
    Kyocera Corp. Sponsored ADR........................   2,000   95,080
    Kyoei Steel, Ltd...................................   1,500   27,528
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   2,700   40,284
#   Kyokuto Securities Co., Ltd........................   1,500   25,575
    Kyokuyo Co., Ltd...................................   2,000    4,983
    KYORIN Holdings, Inc...............................   2,000   41,209
    Kyoritsu Maintenance Co., Ltd......................     800   35,865
    Kyowa Exeo Corp....................................   2,000   27,709
    Kyowa Hakko Kirin Co., Ltd.........................   8,000  109,909
#*  Kyushu Electric Power Co., Inc.....................   6,600   73,283
    Lawson, Inc........................................   1,000   74,886
    LEC, Inc...........................................     400    4,269
#   Life Corp..........................................   1,400   21,794
    Lintec Corp........................................   1,100   22,443
#   Lion Corp..........................................  11,000   63,998

                                     1012

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    LIXIL Group Corp...................................   7,400 $179,389
#   M3, Inc............................................   4,800   77,472
    Macnica, Inc.......................................   1,000   32,827
    Maeda Corp.........................................   7,000   59,437
    Maeda Road Construction Co., Ltd...................   3,000   52,215
    Makino Milling Machine Co., Ltd....................   7,000   56,684
#   Makita Corp........................................   1,200   70,976
    Mandom Corp........................................   1,000   36,602
    Mars Engineering Corp..............................     300    6,086
    Marubeni Corp......................................  24,000  168,673
    Marubun Corp.......................................     800    4,761
    Marudai Food Co., Ltd..............................   1,000    3,294
    Maruha Nichiro Corp................................   1,300   20,447
#   Marui Group Co., Ltd...............................  12,200  117,721
    Marusan Securities Co., Ltd........................   3,900   29,436
#   Maruwa Co., Ltd....................................     700   25,446
    Max Co., Ltd.......................................   2,000   22,515
#   Mazda Motor Corp...................................  18,000  432,491
    McDonald's Holdings Co. Japan, Ltd.................   1,100   27,686
    Medipal Holdings Corp..............................   4,500   56,712
    Megachips Corp.....................................   2,600   36,502
    Megmilk Snow Brand Co., Ltd........................   2,100   27,201
    Meidensha Corp.....................................   4,000   17,095
    MEIJI Holdings Co., Ltd............................     300   21,503
    Meitec Corp........................................     300    9,891
    Message Co., Ltd...................................     300   11,710
    Michinoku Bank, Ltd. (The).........................   3,000    6,315
#   Micronics Japan Co., Ltd...........................     800   57,335
    Minato Bank, Ltd. (The)............................   8,000   14,943
    Minebea Co., Ltd...................................  10,000  118,973
    Miraca Holdings, Inc...............................     600   27,768
    Mirait Holdings Corp...............................   2,600   25,855
    MISUMI Group, Inc..................................     600   19,122
    Mitani Corp........................................   1,000   27,804
    Mitsuba Corp.......................................   2,000   32,912
    Mitsubishi Chemical Holdings Corp..................  44,500  194,759
    Mitsubishi Corp....................................  17,880  376,765
    Mitsubishi Electric Corp...........................  26,000  343,240
    Mitsubishi Estate Co., Ltd.........................  13,000  317,890
#   Mitsubishi Gas Chemical Co., Inc...................  14,369   93,377
    Mitsubishi Heavy Industries, Ltd...................  40,000  260,745
    Mitsubishi Logistics Corp..........................   3,000   45,485
    Mitsubishi Materials Corp..........................  44,000  159,950
    Mitsubishi Motors Corp.............................   5,800   66,080
*   Mitsubishi Paper Mills, Ltd........................  11,000    9,486
    Mitsubishi Pencil Co., Ltd.........................     600   19,043
    Mitsubishi Steel Manufacturing Co., Ltd............   3,000    6,570
    Mitsubishi Tanabe Pharma Corp......................   6,200   90,059
    Mitsubishi UFJ Financial Group, Inc................ 126,300  744,829
    Mitsubishi UFJ Financial Group, Inc. ADR...........  25,043  147,754
    Mitsuboshi Belting Co., Ltd........................   4,000   24,158
    Mitsui & Co., Ltd..................................  11,800  189,241
    Mitsui & Co., Ltd. Sponsored ADR...................     473  152,542

                                     1013

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Mitsui Chemicals, Inc..............................  50,000 $134,793
    Mitsui Engineering & Shipbuilding Co., Ltd.........  21,000   42,738
    Mitsui Fudosan Co., Ltd............................  14,000  462,333
    Mitsui Home Co., Ltd...............................   3,000   14,334
    Mitsui Mining & Smelting Co., Ltd..................  24,000   71,250
    Mitsui OSK Lines, Ltd..............................  26,000   96,336
    Mitsui Sugar Co., Ltd..............................   8,000   30,634
    Mitsui-Soko Co., Ltd...............................   2,000    8,807
    Miura Co., Ltd.....................................   1,700   61,120
    Miyazaki Bank, Ltd. (The)..........................   7,000   23,420
    Mizuho Financial Group, Inc........................ 241,140  468,166
    Mizuho Financial Group, Inc. ADR...................  11,600   45,008
#   Mizuno Corp........................................   6,000   35,975
    Mochida Pharmaceutical Co., Ltd....................     400   27,295
#   MonotaRO Co., Ltd..................................   1,500   39,970
    Morinaga & Co., Ltd................................  11,000   23,282
    Morinaga Milk Industry Co., Ltd....................  14,000   50,190
    Morita Holdings Corp...............................   3,000   30,084
    Mory Industries, Inc...............................   2,000    7,984
    MOS Food Services, Inc.............................     700   15,110
#   Moshi Moshi Hotline, Inc...........................   2,100   20,492
    MS&AD Insurance Group Holdings, Inc................  11,352  258,398
#   Murata Manufacturing Co., Ltd......................   2,800  266,911
#   Musashi Seimitsu Industry Co., Ltd.................   1,700   41,534
#   Nabtesco Corp......................................   2,600   58,742
    Nachi-Fujikoshi Corp...............................   9,000   63,331
    Nagase & Co., Ltd..................................   2,000   24,564
    Nakamuraya Co., Ltd................................   1,000    4,132
    Nakanishi, Inc.....................................   1,000   42,363
    Nankai Electric Railway Co., Ltd...................  19,000   90,052
    Nanto Bank, Ltd. (The).............................   3,000   12,366
    Natori Co., Ltd....................................     500    5,447
    NEC Corp...........................................  79,000  305,008
    NEC Networks & System Integration Corp.............   1,600   39,191
#   NET One Systems Co., Ltd...........................   3,200   21,154
    Nexon Co., Ltd.....................................   3,700   35,696
#   NGK Insulators, Ltd................................   6,000  141,962
#   NGK Spark Plug Co., Ltd............................   5,000  149,487
#   NH Foods, Ltd......................................   5,000  102,353
    NHK Spring Co., Ltd................................   3,000   29,379
    Nichi-iko Pharmaceutical Co., Ltd..................   2,000   29,206
    Nichia Steel Works, Ltd............................   1,000    3,091
#   Nichias Corp.......................................   4,000   25,802
    Nichicon Corp......................................   1,300   10,132
    Nichiha Corp.......................................   2,000   19,819
    Nichii Gakkan Co...................................   3,100   26,460
    Nichirei Corp......................................   7,000   33,202
#   Nidec Corp.........................................     800   52,101
    Nidec Corp. ADR....................................   5,600   91,840
    Nifco, Inc.........................................   1,200   39,454
    Nihon Kohden Corp..................................     700   34,394
    Nihon M&A Center, Inc..............................     600   16,804
    Nihon Nohyaku Co., Ltd.............................   4,000   43,078

                                     1014

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Nihon Parkerizing Co., Ltd.........................   1,000 $ 22,074
    Nihon Unisys, Ltd..................................   2,700   24,441
    Nihon Yamamura Glass Co., Ltd......................   3,000    4,870
    Nikkiso Co., Ltd...................................   3,000   35,475
#   Nikon Corp.........................................  13,200  204,730
    Nippo Corp.........................................   3,000   52,479
*   Nippon Chemi-Con Corp..............................   6,000   15,587
    Nippon Coke & Engineering Co., Ltd.................   3,500    3,943
    Nippon Denko Co., Ltd..............................   2,000    6,338
    Nippon Densetsu Kogyo Co., Ltd.....................   2,000   31,904
#   Nippon Electric Glass Co., Ltd.....................  15,000   84,037
    Nippon Flour Mills Co., Ltd........................   7,000   35,402
    Nippon Gas Co., Ltd................................     900   21,084
    Nippon Kayaku Co., Ltd.............................   4,000   50,705
    Nippon Konpo Unyu Soko Co., Ltd....................   2,700   46,270
    Nippon Light Metal Holdings Co., Ltd...............  33,000   55,936
#   Nippon Paint Co., Ltd..............................   6,000  138,250
#   Nippon Paper Industries Co., Ltd...................   4,900   85,670
    Nippon Road Co., Ltd. (The)........................   5,000   28,045
*   Nippon Sheet Glass Co., Ltd........................  35,800   49,842
    Nippon Shinyaku Co., Ltd...........................   1,000   28,554
#   Nippon Shokubai Co., Ltd...........................   5,000   64,091
    Nippon Signal Co., Ltd. (The)......................   2,700   25,291
    Nippon Soda Co., Ltd...............................   8,000   43,653
    Nippon Steel & Sumikin Bussan Corp.................   8,000   31,475
    Nippon Steel & Sumitomo Metal Corp................. 146,800  443,286
*   Nippon Suisan Kaisha, Ltd..........................   5,100   14,689
    Nippon Synthetic Chemical Industry Co., Ltd. (The).   4,000   30,985
    Nippon Telegraph & Telephone Corp..................   2,900  192,572
    Nippon Telegraph & Telephone Corp. ADR.............   6,000  199,560
    Nippon Thompson Co., Ltd...........................   3,000   14,349
    Nippon Valqua Industries, Ltd......................   3,000    8,817
*   Nippon Yakin Kogyo Co., Ltd........................   2,000    6,220
#   Nippon Yusen K.K...................................  71,405  204,592
    Nishi-Nippon City Bank, Ltd. (The).................  32,000   83,076
    Nishimatsu Construction Co., Ltd...................  13,000   61,215
    Nishimatsuya Chain Co., Ltd........................   2,600   20,792
    Nishio Rent All Co., Ltd...........................     800   33,903
    Nissan Chemical Industries, Ltd....................   5,700  104,488
    Nissan Motor Co., Ltd..............................  52,400  514,065
    Nissan Shatai Co., Ltd.............................   4,000   64,416
#   Nissha Printing Co., Ltd...........................   2,300   33,230
    Nisshin Oillio Group, Ltd. (The)...................   2,000    6,733
    Nisshin Seifun Group, Inc..........................   8,800  102,766
    Nisshin Steel Co., Ltd.............................   3,700   49,960
    Nisshinbo Holdings, Inc............................   5,000   50,467
    Nissin Foods Holdings Co., Ltd.....................     900   49,452
    Nissin Kogyo Co., Ltd..............................   2,100   37,784
    Nitori Holdings Co., Ltd...........................     700   39,320
    Nitta Corp.........................................     800   19,357
    Nitto Boseki Co., Ltd..............................   8,000   34,973
#   Nitto Denko Corp...................................   5,100  227,595
    Nitto Kogyo Corp...................................     700   14,639

                                     1015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    NKSJ Holdings, Inc................................. 11,200 $282,817
    NOF Corp...........................................  6,000   41,833
    Nohmi Bosai, Ltd...................................  3,000   45,688
    NOK Corp...........................................  3,200   65,342
    Nomura Holdings, Inc............................... 48,300  304,945
    Nomura Holdings, Inc. ADR.......................... 14,000   88,200
    Nomura Real Estate Holdings, Inc...................  2,400   44,592
    Nomura Research Institute, Ltd.....................  2,200   69,267
    Noritake Co., Ltd.................................. 10,000   27,759
    Noritz Corp........................................  2,100   41,263
    North Pacific Bank, Ltd............................ 13,700   55,976
    NSD Co., Ltd.......................................  2,400   33,070
    NSK, Ltd...........................................  9,000  126,614
    NTN Corp........................................... 14,000   67,472
    NTT Data Corp......................................  2,500   95,206
    NTT DOCOMO, Inc.................................... 20,400  357,737
    NTT DOCOMO, Inc. Sponsored ADR.....................  4,886   85,652
#   NTT Urban Development Corp.........................  5,700   62,099
    Obara Group, Inc...................................    800   35,444
#   Obayashi Corp...................................... 15,000  109,474
#   Odakyu Electric Railway Co., Ltd...................  8,000   78,370
    Ohara, Inc.........................................    300    1,697
    Ohsho Food Service Corp............................    600   25,195
    Oiles Corp.........................................  1,500   37,364
    Oita Bank, Ltd. (The)..............................  6,000   21,778
    Oji Holdings Corp.................................. 23,000   92,569
    Okabe Co., Ltd.....................................  1,600   20,631
    Okamura Corp.......................................  3,000   25,783
    Okinawa Cellular Telephone Co......................    700   20,603
    Okinawa Electric Power Co., Inc. (The).............    500   16,033
    OKUMA Corp.........................................  2,000   18,394
    Okumura Corp.......................................  7,000   38,087
    Okura Industrial Co., Ltd..........................  2,000    7,383
*   Olympus Corp.......................................  2,500   89,959
    Omron Corp.........................................  3,500  155,234
    Onward Holdings Co., Ltd...........................  4,000   28,518
    Osaka Gas Co., Ltd................................. 30,000  124,779
#   OSAKA Titanium Technologies Co., Ltd...............  1,700   46,094
    Osaki Electric Co., Ltd............................  1,000    5,547
    OSG Corp...........................................  1,100   19,060
    Otsuka Corp........................................    900   41,007
    Otsuka Holdings Co., Ltd...........................  4,400  140,108
*   Pacific Metals Co., Ltd............................  7,000   34,435
    Paltac Corp........................................  2,000   26,645
#   PanaHome Corp......................................  5,000   37,063
    Panasonic Corp..................................... 19,700  245,628
    Panasonic Corp. Sponsored ADR...................... 24,160  304,899
#   Paramount Bed Holdings Co., Ltd....................    800   23,849
    Parco Co., Ltd.....................................    200    1,746
    Paris Miki Holdings, Inc...........................  2,800   13,389
    Park24 Co., Ltd....................................  1,700   31,187
#   Penta-Ocean Construction Co., Ltd..................  9,500   34,479
#   Pigeon Corp........................................  1,400   80,423

                                     1016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Pilot Corp.........................................    500 $ 22,057
    Piolax, Inc........................................    500   19,311
*   Pioneer Corp....................................... 22,000   58,865
    Plenus Co., Ltd....................................  1,100   25,650
    Pola Orbis Holdings, Inc...........................    600   24,914
    Press Kogyo Co., Ltd...............................  6,000   22,832
    Pronexus, Inc......................................    600    4,625
#   Raito Kogyo Co., Ltd...............................  3,300   22,910
#   Rakuten, Inc.......................................  7,600   99,811
    Relo Holdings, Inc.................................    600   40,711
    Rengo Co., Ltd..................................... 12,000   54,819
#   Resona Holdings, Inc............................... 40,400  225,132
    Resorttrust, Inc...................................  2,200   45,437
    Ricoh Co., Ltd..................................... 28,500  326,254
    Ricoh Leasing Co., Ltd.............................    600   17,350
    Riken Corp.........................................  5,000   22,455
    Rinnai Corp........................................    800   72,836
    Riso Kagaku Corp...................................  1,400   40,901
    Rohto Pharmaceutical Co., Ltd......................  3,000   46,426
    Round One Corp.....................................  2,400   13,964
    Royal Holdings Co., Ltd............................  1,800   29,461
    Ryobi, Ltd.........................................  9,000   29,276
#   Ryohin Keikaku Co., Ltd............................    725   87,501
    Ryosan Co., Ltd....................................  1,400   29,959
    Saibu Gas Co., Ltd................................. 11,000   27,720
#   Saizeriya Co., Ltd.................................  1,800   24,176
    Sakai Chemical Industry Co., Ltd...................  7,000   22,249
    Sakata Seed Corp...................................  1,800   24,360
    San-A Co., Ltd.....................................  1,400   45,430
    San-Ai Oil Co., Ltd................................  4,000   30,384
    Sangetsu Co., Ltd..................................  1,000   26,314
    Sankyo Co., Ltd....................................  1,000   38,913
    Sankyo Tateyama, Inc...............................  1,400   28,350
    Sankyu, Inc........................................  8,000   38,954
#   Sanrio Co., Ltd....................................    300    8,646
#   Santen Pharmaceutical Co., Ltd.....................    800   47,161
#   Sanyo Chemical Industries, Ltd.....................  2,000   13,354
    Sanyo Electric Railway Co., Ltd....................  7,000   31,184
    Sanyo Shokai, Ltd..................................  9,000   20,684
    Sanyo Special Steel Co., Ltd.......................  3,000   13,479
    Sapporo Holdings, Ltd.............................. 15,000   64,432
    Sawai Pharmaceutical Co., Ltd......................  1,000   56,675
    SBI Holdings, Inc..................................  7,900   92,166
    SCSK Corp..........................................  1,743   48,202
    Secom Co., Ltd.....................................  2,000  121,652
#   Sega Sammy Holdings, Inc...........................  3,600   71,213
    Seiko Epson Corp...................................  6,300  269,677
    Seiko Holdings Corp................................  7,000   27,386
    Seino Holdings Co., Ltd............................  2,000   21,502
    Seiren Co., Ltd....................................  1,800   16,073
    Sekisui Chemical Co., Ltd.......................... 19,000  227,819
    Sekisui House, Ltd................................. 29,200  383,246
    Sekisui Jushi Corp.................................  2,000   27,258

                                     1017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sekisui Plastics Co., Ltd..........................  5,000 $ 14,275
#   Senko Co., Ltd.....................................  2,320   11,920
#   Senshukai Co., Ltd.................................  1,600   13,480
    Seria Co., Ltd.....................................    500   21,736
    Seven & I Holdings Co., Ltd........................  7,400  307,955
#*  Sharp Corp......................................... 47,000  146,396
    Shiga Bank, Ltd. (The)............................. 14,000   82,907
    Shikoku Bank, Ltd. (The)...........................  6,000   13,373
#*  Shikoku Electric Power Co., Inc....................  5,600   73,840
#   Shima Seiki Manufacturing, Ltd.....................    300    5,738
    Shimachu Co., Ltd..................................    700   16,230
    Shimadzu Corp...................................... 14,000  134,003
    Shimano, Inc.......................................    600   70,044
    Shimizu Corp....................................... 31,000  237,446
    Shin-Etsu Chemical Co., Ltd........................  5,900  374,226
    Shindengen Electric Manufacturing Co., Ltd.........  1,000    5,707
    Shinko Electric Industries Co., Ltd................  1,300   11,557
    Shinko Plantech Co., Ltd...........................  2,900   21,825
    Shinmaywa Industries, Ltd..........................  4,000   36,148
#   Shinsei Bank, Ltd.................................. 40,000   84,581
    Shionogi & Co., Ltd................................  4,600   99,309
    Ship Healthcare Holdings, Inc......................    500   16,336
    Shiroki Corp.......................................  5,000   10,350
#   Shiseido Co., Ltd..................................  5,900  116,283
    Shizuoka Bank, Ltd. (The).......................... 12,000  129,330
    Shizuoka Gas Co., Ltd..............................  3,000   19,761
    Showa Corp.........................................  1,800   20,051
#   Showa Denko K.K.................................... 63,000   91,645
    Showa Sangyo Co., Ltd..............................  5,000   18,396
    Showa Shell Sekiyu KK..............................  9,600  108,273
    Siix Corp..........................................    600   11,115
    Sinanen Co., Ltd...................................  4,000   16,729
    Sintokogio, Ltd....................................  4,000   28,207
    SKY Perfect JSAT Holdings, Inc.....................  2,700   16,011
#   SMC Corp...........................................    700  193,255
    Softbank Corp...................................... 11,584  832,783
    Sojitz Corp........................................ 62,600  106,478
#   Sony Corp..........................................  9,100  165,854
    Sony Corp. Sponsored ADR........................... 14,427  265,890
    Sony Financial Holdings, Inc.......................  3,200   52,408
    St Marc Holdings Co., Ltd..........................    600   32,725
#   Stanley Electric Co., Ltd..........................  1,900   49,281
    Star Micronics Co., Ltd............................    700    9,628
    Starbucks Coffee Japan, Ltd........................  2,600   29,856
    Start Today Co., Ltd...............................  1,400   37,089
    Starzen Co., Ltd...................................  3,000    8,652
    Sugi Holdings Co., Ltd.............................  1,200   51,443
#   Sumco Corp.........................................  3,000   27,617
    Suminoe Textile Co., Ltd...........................  5,000   17,662
    Sumitomo Bakelite Co., Ltd.........................  9,000   35,711
    Sumitomo Chemical Co., Ltd......................... 50,231  190,929
    Sumitomo Corp......................................  8,600  113,331
    Sumitomo Dainippon Pharma Co., Ltd.................  4,900   59,903

                                     1018

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sumitomo Electric Industries, Ltd.................. 18,300 $268,232
    Sumitomo Forestry Co., Ltd.........................  9,900  116,620
    Sumitomo Heavy Industries, Ltd..................... 31,000  151,504
    Sumitomo Metal Mining Co., Ltd..................... 19,000  316,525
*   Sumitomo Mitsui Construction Co., Ltd.............. 25,800   29,107
    Sumitomo Mitsui Financial Group, Inc............... 20,800  847,901
    Sumitomo Mitsui Trust Holdings, Inc................ 43,000  187,123
    Sumitomo Osaka Cement Co., Ltd..................... 11,000   39,543
    Sumitomo Realty & Development Co., Ltd.............  2,000   82,576
    Sumitomo Rubber Industries, Ltd....................  2,400   34,762
    Sumitomo Warehouse Co., Ltd. (The).................  3,000   16,921
    Suruga Bank, Ltd...................................  4,000   77,995
    Suzuken Co., Ltd...................................  2,100   66,955
    Suzuki Motor Corp..................................  4,900  163,513
    Sysmex Corp........................................  2,800  108,697
    T Hasegawa Co., Ltd................................  1,500   22,820
    T&D Holdings, Inc.................................. 15,500  194,534
    Tachi-S Co., Ltd...................................    400    6,723
    Tadano, Ltd........................................  4,000   69,493
    Taiheiyo Cement Corp............................... 24,000   92,923
    Taikisha, Ltd......................................  1,200   27,864
    Taisei Corp........................................ 43,000  242,502
    Taiyo Holdings Co., Ltd............................  1,000   30,858
#   Taiyo Nippon Sanso Corp............................  9,000   78,922
#   Taiyo Yuden Co., Ltd...............................  4,800   51,193
    Takara Holdings, Inc...............................  4,000   36,762
    Takara Standard Co., Ltd...........................  5,000   45,370
#   Takasago International Corp........................  2,000    9,534
    Takasago Thermal Engineering Co., Ltd..............  3,000   36,995
#   Takashimaya Co., Ltd............................... 13,000  119,558
    Takata Corp........................................  1,000   19,893
    Takeda Pharmaceutical Co., Ltd..................... 10,600  483,492
    Tamron Co., Ltd....................................  1,000   22,417
    Tayca Corp.........................................  3,000   11,035
    TDK Corp...........................................  4,100  196,681
    TDK Corp. Sponsored ADR............................  1,200   57,168
#   Teijin, Ltd........................................ 43,000  106,485
#   Terumo Corp........................................  3,400   77,095
    THK Co., Ltd.......................................  3,800   91,448
    Toa Corp........................................... 13,000   23,126
    Toagosei Co., Ltd..................................  7,000   29,493
    TOC Co., Ltd.......................................  2,800   19,746
    Tochigi Bank, Ltd. (The)...........................  5,000   20,682
    Toda Corp.......................................... 11,000   47,119
    Toei Co., Ltd......................................  5,000   26,437
    Toho Bank, Ltd. (The)..............................  6,000   21,442
#   Toho Co., Ltd.(6895200)............................  1,700   41,235
#   Toho Co., Ltd.(6895211)............................  1,000    3,646
    Toho Gas Co., Ltd..................................  9,000   49,731
    Toho Holdings Co., Ltd.............................  2,900   54,750
    Toho Zinc Co., Ltd.................................  5,000   23,622
    Tohoku Electric Power Co., Inc.....................  5,100   55,689
    Tokai Carbon Co., Ltd..............................  8,000   22,885

                                     1019

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Tokai Rika Co., Ltd................................  2,800 $   58,430
    Token Corp.........................................    120      5,543
#   Tokio Marine Holdings, Inc......................... 15,400    484,280
    Tokushu Tokai Paper Co., Ltd.......................  4,000      8,638
#   Tokuyama Corp...................................... 18,000     61,644
    Tokyo Dome Corp....................................  8,000     37,582
*   Tokyo Electric Power Co., Inc......................  5,300     20,679
    Tokyo Electron, Ltd................................  3,400    222,100
    Tokyo Energy & Systems, Inc........................  2,000     11,992
    Tokyo Gas Co., Ltd................................. 28,000    159,955
    Tokyo Seimitsu Co., Ltd............................  2,100     37,242
#   Tokyo Steel Manufacturing Co., Ltd.................    400      2,400
    Tokyo Tatemono Co., Ltd............................ 16,000    136,653
#   Tokyo Tomin Bank, Ltd. (The).......................    500      5,913
#   Tokyu Fudosan Holdings Corp........................ 14,000    106,187
    TOMONY Holdings, Inc...............................  4,800     19,662
#   Tomy Co., Ltd......................................  7,000     36,362
    Tonami Holdings Co., Ltd...........................  3,000      6,930
#   TonenGeneral Sekiyu K.K............................  6,000     52,400
    Topcon Corp........................................  2,700     61,697
    Toppan Forms Co., Ltd..............................  1,300     12,706
#   Toppan Printing Co., Ltd........................... 24,000    182,817
    Topre Corp.........................................  2,800     39,607
    Topy Industries, Ltd...............................  8,000     16,598
    Toray Industries, Inc.............................. 34,000    230,141
#   Toshiba Corp....................................... 52,000    231,278
    Toshiba Machine Co., Ltd...........................  8,000     35,544
    Toshiba Plant Systems & Services Corp..............  2,000     31,719
    Toshiba TEC Corp...................................  2,000     13,118
    Tosoh Corp......................................... 23,000    100,916
    Totetsu Kogyo Co., Ltd.............................  1,300     31,880
    TOTO, Ltd..........................................  8,000    100,278
    Towa Pharmaceutical Co., Ltd.......................    200      7,644
    Toyo Ink SC Holdings Co., Ltd......................  9,000     42,635
    Toyo Kanetsu K.K...................................  8,000     19,864
    Toyo Seikan Group Holdings, Ltd....................  7,100    110,577
#   Toyo Tire & Rubber Co., Ltd........................  6,000    108,944
    Toyobo Co., Ltd.................................... 40,000     64,742
    Toyoda Gosei Co., Ltd..............................  3,600     73,111
#   Toyota Boshoku Corp................................  1,900     21,492
#   Toyota Motor Corp.................................. 22,255  1,313,935
    Toyota Motor Corp. Sponsored ADR................... 11,495  1,356,295
    Toyota Tsusho Corp.................................  3,700    102,863
    Transcosmos, Inc...................................  1,400     29,863
    Trusco Nakayama Corp...............................    400     10,063
    TS Tech Co., Ltd...................................  1,900     54,106
    Tsubakimoto Chain Co...............................  7,000     59,742
#   Tsugami Corp.......................................  1,000      5,075
    Tsukuba Bank, Ltd..................................  5,900     20,014
#   Tsumura & Co.......................................  1,500     36,063
    Tsuruha Holdings, Inc..............................  1,200     68,885
    UACJ Corp..........................................  8,000     31,604
    Ube Industries, Ltd................................ 49,000     84,547

                                     1020

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
*   Ulvac, Inc.........................................  4,200 $    83,587
    Unicharm Corp......................................  1,800     110,219
    Unipres Corp.......................................  1,300      28,087
    United Arrows, Ltd.................................    700      27,414
    Universal Entertainment Corp.......................    500       8,693
    UNY Group Holdings Co., Ltd........................  6,200      36,856
    Ushio, Inc.........................................  3,600      42,966
    USS Co., Ltd.......................................  2,200      38,433
    Valor Co., Ltd.....................................  1,200      19,556
    Vital KSK Holdings, Inc............................  1,000       8,096
    Wacoal Holdings Corp...............................  3,000      31,691
#   Wacom Co., Ltd.....................................  4,400      20,173
    Wakita & Co., Ltd..................................  2,800      32,786
#   WATAMI Co., Ltd....................................  1,700      22,964
#   West Japan Railway Co..............................  2,600     117,926
    Xebio Co., Ltd.....................................  1,700      30,382
    Yachiyo Bank, Ltd. (The)...........................    400      12,740
#   Yahoo Japan Corp................................... 10,000      45,247
    Yaizu Suisankagaku Industry Co., Ltd...............    200       1,870
#   Yakult Honsha Co., Ltd.............................  1,300      68,690
#   Yamada Denki Co., Ltd.............................. 49,400     175,332
#   Yamagata Bank, Ltd. (The).......................... 10,000      48,469
    Yamaguchi Financial Group, Inc.....................  6,000      61,459
    Yamaha Corp........................................  8,500     129,522
    Yamaha Motor Co., Ltd..............................  5,200      86,143
    Yamanashi Chuo Bank, Ltd. (The)....................  9,000      40,344
#   Yamato Holdings Co., Ltd...........................  4,700      97,904
#   Yamato Kogyo Co., Ltd..............................    900      29,255
#   Yamazaki Baking Co., Ltd...........................  2,000      25,315
    Yamazen Corp.......................................  3,900      30,883
#   Yaskawa Electric Corp..............................  7,700     100,352
    Yasuda Logistics Corp..............................  1,500      15,308
    Yellow Hat, Ltd....................................    400       8,773
    Yokogawa Bridge Holdings Corp......................  2,300      34,515
    Yokogawa Electric Corp.............................  6,800      85,647
    Yokohama Reito Co., Ltd............................  3,900      32,841
    Yokohama Rubber Co., Ltd. (The)....................  6,000      51,951
    Yondenko Corp......................................  2,000       8,183
    Yorozu Corp........................................    600      12,753
    Yuasa Trading Co., Ltd............................. 15,000      31,740
    Zensho Holdings Co., Ltd...........................  3,500      35,118
    Zeon Corp..........................................  9,000      88,888
    ZERIA Pharmaceutical Co., Ltd......................  1,100      26,962
                                                               -----------
TOTAL JAPAN............................................         61,588,033
                                                               -----------
NETHERLANDS -- (2.3%)
    Aalberts Industries NV.............................  3,416     104,227
#   Aegon NV........................................... 96,957     786,289
    Akzo Nobel NV......................................  6,675     480,757
    Amsterdam Commodities NV...........................  1,121      25,523
*   APERAM.............................................  2,305      77,571
    Arcadis NV.........................................    907      28,349
    ArcelorMittal(B03XPL1)............................. 12,432     188,779

                                     1021

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
#   ArcelorMittal(B295F26)............................. 40,556 $  616,857
    ASM International NV...............................  2,193     83,389
    ASML Holding NV(B908F01)...........................  1,642    154,611
    ASML Holding NV(B929F46)...........................  1,373    129,479
    BinckBank NV.......................................  2,442     27,655
    Brunel International NV............................  1,064     27,871
    Corbion NV.........................................  1,390     26,455
    Delta Lloyd NV.....................................  9,361    216,227
    Fugro NV...........................................  2,254     86,793
*   Galapagos NV.......................................  2,035     39,843
#   Gemalto NV.........................................  2,948    287,922
*   Grontmij...........................................  4,628     25,084
    Heijmans NV........................................  1,353     19,201
    Heineken NV........................................  3,088    216,918
    Hunter Douglas NV..................................    235     10,573
*   ING Groep NV.......................................  5,671     73,653
*   ING Groep NV Sponsored ADR......................... 56,475    732,481
    Kendrion NV........................................    337     10,499
    Koninklijke Ahold NV............................... 20,925    364,859
#   Koninklijke BAM Groep NV........................... 12,170     32,993
    Koninklijke Boskalis Westminster NV................  3,144    167,917
    Koninklijke DSM NV.................................  4,847    334,847
*   Koninklijke KPN NV................................. 91,541    292,716
    Koninklijke Philips NV(500472303).................. 12,043    370,924
    Koninklijke Philips NV(5986622).................... 16,718    515,258
#   Koninklijke Ten Cate NV............................  1,141     29,401
    Koninklijke Vopak NV...............................  2,786    128,964
#   Nutreco NV.........................................  2,038     87,062
*   PostNL NV.......................................... 19,131     95,476
    Randstad Holding NV................................  3,983    197,440
    Reed Elsevier NV................................... 12,206    274,763
#   Reed Elsevier NV Sponsored ADR.....................  2,642    118,837
#*  Royal Imtech NV....................................  9,793      7,733
*   SBM Offshore NV....................................  6,909     92,770
    Sligro Food Group NV...............................    404     16,161
    Telegraaf Media Groep NV...........................    581      5,063
    TKH Group NV.......................................  1,133     35,614
#   TNT Express NV.....................................  3,969     31,983
*   TomTom NV..........................................  2,056     14,946
    Unilever NV(904784709).............................  3,158    129,889
    Unilever NV(B12T3J1)...............................  4,559    187,630
    USG People NV......................................  1,366     18,868
    Wolters Kluwer NV..................................  8,657    239,853
    Ziggo NV...........................................    518     23,359
                                                               ----------
TOTAL NETHERLANDS......................................         8,292,332
                                                               ----------
NEW ZEALAND -- (0.2%)
    Auckland International Airport, Ltd................ 28,733     92,893
    Chorus, Ltd. ADR...................................    880      6,406
    Contact Energy, Ltd................................  8,055     37,826
    Ebos Group, Ltd....................................  2,665     22,849
    Fisher & Paykel Healthcare Corp., Ltd.............. 13,276     53,488
    Fletcher Building, Ltd.(6341606)................... 13,458    103,586

                                     1022

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.(6341617)...................  1,711 $ 13,100
    Freightways, Ltd...................................  2,616   10,899
    Infratil, Ltd...................................... 20,130   42,517
    Kathmandu Holdings, Ltd............................  8,976   25,372
    Mainfreight, Ltd...................................  3,098   39,041
    Metlifecare, Ltd...................................  2,076    7,756
    New Zealand Refining Co., Ltd. (The)...............  7,267   10,429
    Nuplex Industries, Ltd.............................  5,854   14,698
    Port of Tauranga, Ltd..............................  1,623   21,338
    Ryman Healthcare, Ltd.............................. 12,632   86,567
    Sky Network Television, Ltd........................  6,556   37,454
    SKYCITY Entertainment Group, Ltd................... 10,107   32,184
    Steel & Tube Holdings, Ltd.........................  4,051   10,106
    Telecom Corp. of New Zealand, Ltd.................. 48,004  115,627
#   TrustPower, Ltd....................................  3,375   20,454
*   Xero, Ltd..........................................  2,290   48,224
                                                               --------
TOTAL NEW ZEALAND......................................         852,814
                                                               --------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA..................... 10,039    8,900
    Aker ASA Class A...................................    951   36,376
    Aker Solutions ASA.................................  3,915   57,778
*   Archer, Ltd........................................ 14,654   22,627
    Atea ASA...........................................  2,131   25,052
    Austevoll Seafood ASA..............................  5,066   34,088
    Bakkafrost P/F.....................................    962   18,759
    BW Offshore, Ltd................................... 28,042   37,088
    Cermaq ASA.........................................    800   10,096
#*  Det Norske Oljeselskap ASA.........................  2,204   24,273
    DNB ASA............................................ 16,256  288,082
*   DNO ASA............................................ 28,000   93,785
*   DOF ASA............................................  1,800    7,911
*   Dolphin Group A.S.................................. 13,567   12,037
    Ekornes ASA........................................    454    5,647
    Farstad Shipping ASA...............................    124    2,256
    Fred Olsen Energy ASA..............................    869   19,722
    Gjensidige Forsikring ASA..........................  3,533   68,123
    Golar LNG, Ltd.....................................    568   34,994
    Golden Ocean Group, Ltd............................ 14,618   22,322
*   Hoegh LNG Holdings, Ltd............................  1,560   19,588
*   Kongsberg Automotive Holding ASA................... 23,789   25,661
#   Kongsberg Gruppen A.S..............................  1,943   44,369
    Kvaerner ASA.......................................  5,584    9,708
    Leroey Seafood Group ASA...........................    940   34,071
    Marine Harvest ASA.................................  6,719   91,398
#*  Nordic Semiconductor ASA...........................  8,606   46,299
#   Norsk Hydro ASA.................................... 64,128  380,188
*   Norske Skogindustrier ASA..........................  2,500    2,093
#*  Norwegian Air Shuttle A.S..........................  1,098   33,175
    Opera Software ASA.................................  2,172   25,459
    Orkla ASA.......................................... 16,184  146,491
    Petroleum Geo-Services ASA.........................  6,854   58,218
    Prosafe SE.........................................  4,546   33,855

                                     1023

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
*   REC Silicon ASA....................................  77,614 $   42,679
    Salmar ASA.........................................   2,031     39,777
    Schibsted ASA......................................   1,585     76,517
#   Seadrill, Ltd......................................   2,157     77,495
#*  Songa Offshore.....................................   6,531      2,668
    SpareBank 1 SMN....................................   2,099     17,788
    SpareBank 1 SR Bank ASA............................   6,486     59,465
    Statoil ASA........................................  12,778    365,126
#   Statoil ASA Sponsored ADR..........................   5,319    151,272
    Stolt-Nielsen, Ltd.................................   1,153     26,194
*   Storebrand ASA.....................................  14,674     81,530
    Subsea 7 SA........................................   7,231    120,710
    Telenor ASA........................................  14,322    329,593
    TGS Nopec Geophysical Co. ASA......................   1,810     51,335
    Tomra Systems ASA..................................   1,800     14,938
    Veidekke ASA.......................................   1,400     15,313
    Wilh Wilhelmsen ASA................................   3,408     28,131
    Wilh Wilhelmsen Holding ASA Class A................      88      2,688
    Yara International ASA.............................   3,434    156,908
                                                                ----------
TOTAL NORWAY...........................................          3,440,616
                                                                ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA......................................   8,166     22,865
#*  Banco Comercial Portugues SA....................... 290,821     41,535
#*  Banco Espirito Santo SA............................  18,689      5,016
    EDP - Energias de Portugal SA......................  53,517    250,625
    EDP Renovaveis SA..................................   6,176     43,548
    Galp Energia SGPS SA...............................   9,332    165,636
    Jeronimo Martins SGPS SA...........................   1,895     24,770
    Mota-Engil SGPS SA.................................   4,412     27,518
    NOS SGPS...........................................  10,831     64,557
    Portucel SA........................................  11,580     53,123
#   Portugal Telecom SGPS SA...........................  23,776     51,324
#   Portugal Telecom SGPS SA Sponsored ADR.............   2,200      4,796
    REN - Redes Energeticas Nacionais SGPS SA..........  13,627     47,980
    Semapa-Sociedade de Investimento e Gestao..........   2,982     43,793
    Sonae..............................................  30,547     45,905
                                                                ----------
TOTAL PORTUGAL.........................................            892,991
                                                                ----------
SINGAPORE -- (1.3%)
    Banyan Tree Holdings, Ltd..........................  47,000     24,796
#   Biosensors International Group, Ltd................  28,000     19,008
    Bukit Sembawang Estates, Ltd.......................   5,000     25,190
    Bund Center Investment, Ltd........................  21,000      3,437
    CapitaLand, Ltd....................................  59,000    162,586
    Chip Eng Seng Corp., Ltd...........................  45,000     29,900
    City Developments, Ltd.............................  15,000    126,687
    ComfortDelGro Corp., Ltd...........................  81,000    167,405
    Cosco Corp. Singapore, Ltd.........................  21,000     11,989
    CSE Global, Ltd....................................  38,000     22,076
    CWT, Ltd...........................................  21,000     28,397
    DBS Group Holdings, Ltd............................  34,447    501,870

                                     1024

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    Ezion Holdings, Ltd.......................................  29,000 $ 49,664
    Ezra Holdings, Ltd........................................  25,000   23,431
    First Resources, Ltd......................................  17,000   30,672
    Genting Hong Kong, Ltd....................................  96,000   38,796
    Global Logistic Properties, Ltd...........................  57,000  126,891
    GMG Global, Ltd........................................... 304,000   20,210
    Golden Agri-Resources, Ltd................................ 189,000   80,682
    Goodpack, Ltd.............................................  11,000   21,641
    Great Eastern Holdings, Ltd...............................   2,000   36,706
    GuocoLand, Ltd............................................  17,666   29,993
    GuocoLeisure, Ltd.........................................  43,000   37,426
    Ho Bee Land, Ltd..........................................  17,000   30,559
    Hongkong Land Holdings, Ltd...............................   6,000   41,011
    Hutchison Port Holdings Trust............................. 153,000  113,831
    Hyflux, Ltd...............................................  26,000   24,679
    Indofood Agri Resources, Ltd..............................  18,000   13,931
    Jardine Cycle & Carriage, Ltd.............................   2,000   74,320
    k1 Ventures, Ltd..........................................  21,000    3,448
    Keppel Corp., Ltd.........................................  20,400  178,806
    Keppel Infrastructure Trust...............................     800      664
    Keppel Land, Ltd..........................................  36,000  104,703
    Keppel Telecommunications & Transportation, Ltd...........   3,000    4,091
#*  Linc Energy, Ltd..........................................  14,004   13,973
    M1, Ltd...................................................  11,000   32,959
    Midas Holdings, Ltd.......................................  71,000   24,692
    Noble Group, Ltd.......................................... 147,000  166,409
    NSL, Ltd..................................................   2,000    2,745
    OSIM International, Ltd...................................  15,000   34,408
    OUE Hospitality Trust.....................................   2,167    1,572
    OUE, Ltd..................................................  13,000   25,459
    Oversea-Chinese Banking Corp., Ltd........................  37,514  299,396
    Petra Foods, Ltd..........................................   4,000   12,619
*   Raffles Education Corp., Ltd..............................   5,310    1,630
    Raffles Medical Group, Ltd................................   8,000   25,028
    SATS, Ltd.................................................  19,460   46,796
    SembCorp Industries, Ltd..................................  10,000   43,791
#   SembCorp Marine, Ltd......................................   7,000   23,167
    Sinarmas Land, Ltd........................................  66,000   34,965
    Singapore Airlines, Ltd...................................  19,000  156,891
    Singapore Exchange, Ltd...................................  12,000   67,697
#   Singapore Press Holdings, Ltd.............................  35,000  116,293
    Singapore Technologies Engineering, Ltd...................  28,000   85,035
    Singapore Telecommunications, Ltd......................... 109,000  354,523
    Stamford Land Corp., Ltd..................................  32,000   16,547
    StarHub, Ltd..............................................   8,000   27,254
#   Super Group, Ltd..........................................  18,000   21,185
    Swiber Holdings, Ltd......................................  67,000   28,054
    Tat Hong Holdings, Ltd....................................  24,000   16,873
    Triyards holdings, Ltd....................................   2,300    1,368
    United Engineers, Ltd.....................................  16,000   30,699
#   United Envirotech, Ltd....................................  29,000   31,743
    United Industrial Corp., Ltd..............................  40,000  108,959
    United Overseas Bank, Ltd.................................  16,359  315,706

                                     1025

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    UOB-Kay Hian Holdings, Ltd..............................  11,000 $   14,306
    UOL Group, Ltd..........................................  14,451     76,561
*   Vard Holdings, Ltd......................................  23,000     19,920
    Venture Corp., Ltd......................................  14,000     90,892
    Wilmar International, Ltd...............................  17,000     44,385
    Wing Tai Holdings, Ltd..................................  13,510     21,319
    Yongnam Holdings, Ltd................................... 113,000     21,222
                                                                     ----------
TOTAL SINGAPORE.............................................          4,666,537
                                                                     ----------
SPAIN -- (2.8%)
    Abengoa SA..............................................   1,793     10,334
    Abengoa SA Class B......................................  14,193     75,456
    Abertis Infraestructuras SA.............................   6,339    138,935
    Acciona SA..............................................   1,551    127,189
    Acerinox SA.............................................   4,201     69,912
    ACS Actividades de Construccion y Servicios SA..........   3,873    169,342
    Adveo Group International SA............................     562     13,555
*   Almirall SA.............................................   2,303     35,203
    Amadeus IT Holding SA Class A...........................   9,085    357,501
    Atresmedia Corp de Medios de Comunicacion SA............   2,220     32,531
    Banco Bilbao Vizcaya Argentaria SA......................  36,407    447,543
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........  26,934    331,022
    Banco de Sabadell SA.................................... 125,473    407,306
    Banco Popular Espanol SA................................  74,447    454,319
    Banco Santander SA...................................... 141,950  1,426,213
#   Banco Santander SA Sponsored ADR........................  41,453    413,286
*   Bankia SA...............................................  97,458    190,926
    Bankinter SA............................................  19,356    167,132
*   Baron de Ley............................................     128     12,763
    Bolsas y Mercados Espanoles SA..........................   2,253    102,361
    CaixaBank SA............................................  32,676    196,487
*   Caja de Ahorros del Mediterraneo........................     233         --
*   Cementos Portland Valderrivas SA........................     155      1,072
    Cie Automotive SA.......................................   2,547     35,862
    Construcciones y Auxiliar de Ferrocarriles SA...........      77     31,978
*   Deoleo SA...............................................  55,083     29,854
    Distribuidora Internacional de Alimentacion SA..........  13,150    108,997
    Ebro Foods SA...........................................   1,132     23,133
    Elecnor SA..............................................       3         43
    Enagas SA...............................................   7,450    247,858
    Ence Energia y Celulosa SA..............................  11,101     23,635
    Faes Farma SA...........................................   7,883     21,892
    Ferrovial SA............................................   7,997    167,555
*   Fomento de Construcciones y Contratas SA................     737     15,962
*   Gamesa Corp. Tecnologica SA.............................   7,253     90,824
#   Gas Natural SDG SA......................................   7,972    244,922
    Grifols SA..............................................   1,691     76,328
    Grupo Catalana Occidente SA.............................   1,384     48,511
#   Iberdrola SA............................................  88,499    658,406
    Inditex SA..............................................   9,085    265,400
    Indra Sistemas SA.......................................   5,229     80,871
*   Jazztel P.L.C...........................................   6,108     82,071
    Mapfre SA...............................................  26,245    100,948

                                     1026

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
*   Mediaset Espana Comunicacion SA..........................  3,538 $   41,266
    Melia Hotels International SA............................  3,189     36,991
*   NH Hotel Group SA........................................  1,077      5,823
    Obrascon Huarte Lain SA..................................    709     26,762
    Papeles y Cartones de Europa SA..........................  2,267     12,973
*   Pescanova SA.............................................  1,279         --
*   Promotora de Informaciones SA Class A....................  4,718      2,152
    Prosegur Cia de Seguridad SA.............................  7,096     47,872
*   Realia Business SA.......................................  8,376     13,159
    Red Electrica Corp. SA...................................  2,364    203,137
    Repsol SA................................................ 14,605    364,213
    Repsol SA Sponsored ADR..................................  4,469    111,055
*   Sacyr SA................................................. 10,782     60,780
    Tecnicas Reunidas SA.....................................  1,107     62,227
    Telefonica SA............................................ 59,159    964,440
#   Telefonica SA Sponsored ADR.............................. 16,998    276,047
    Tubacex SA...............................................  5,015     26,146
    Tubos Reunidos SA........................................  1,662      5,875
    Vidrala SA...............................................    495     23,993
    Viscofan SA..............................................  1,222     68,472
*   Vocento SA...............................................    844      1,966
    Zardoya Otis SA..........................................  5,264     80,511
                                                                     ----------
TOTAL SPAIN..................................................         9,971,298
                                                                     ----------
SWEDEN -- (3.0%)
    AAK AB...................................................  1,087     61,924
    AddTech AB Class B.......................................    993     15,761
    AF AB Class B............................................  3,170     53,015
    Alfa Laval AB............................................  3,800     86,292
    Assa Abloy AB Class B....................................  7,003    344,095
    Atlas Copco AB Class A................................... 10,243    305,599
    Atlas Copco AB Class B...................................  6,697    180,731
    Atrium Ljungberg AB Class B..............................  2,034     32,073
#   Avanza Bank Holding AB...................................    683     24,161
    Axfood AB................................................    691     35,231
#   Axis Communications AB...................................  2,030     63,734
    B&B Tools AB Class B.....................................  1,109     25,794
    Beijer Ref AB Class B....................................    522     11,048
    Betsson AB...............................................    655     22,723
    Bilia AB Class A.........................................    992     26,901
    BillerudKorsnas AB.......................................  2,884     42,605
    Bjoern Borg AB...........................................    385      1,256
    Boliden AB............................................... 18,626    301,744
    Byggmax Group AB.........................................  3,589     29,213
    Castellum AB.............................................  6,807    114,217
*   Cloetta AB Class B.......................................  6,574     19,654
    Concentric AB............................................  1,936     25,544
    Duni AB..................................................  2,923     40,146
    Electrolux AB Series B...................................  7,766    192,612
#   Elekta AB Class B........................................  6,513     79,806
*   Eniro AB.................................................  3,508     11,236
    Fabege AB................................................  4,911     67,182
    Getinge AB Class B.......................................  5,318    130,079

                                     1027

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
SWEDEN -- (Continued)
    Haldex AB..................................................  3,031 $ 39,852
    Hennes & Mauritz AB Class B................................ 10,170  415,764
    Hexagon AB Class B.........................................  7,915  245,452
    Hexpol AB..................................................    792   66,533
    HIQ International AB.......................................  2,384   12,818
    Holmen AB Class B..........................................  3,136  105,613
    Hufvudstaden AB Class A....................................    111    1,521
    Husqvarna AB Class A.......................................  3,992   31,416
    Husqvarna AB Class B....................................... 16,439  129,662
#   ICA Gruppen AB.............................................  3,806  118,353
    Industrial & Financial Systems Class B.....................  1,168   38,227
    Indutrade AB...............................................    778   34,636
    Intrum Justitia AB.........................................  2,642   80,846
    JM AB......................................................  3,050   96,504
*   Kambi Group P.L.C. Class B.................................  1,240    7,352
    Kungsleden AB..............................................  6,798   47,703
    Lagercrantz AB Class B.....................................    480   10,391
*   Lindab International AB....................................  2,338   22,027
    Loomis AB Class B..........................................  1,238   36,788
*   Lundin Petroleum AB........................................  5,902  105,785
    Meda AB Class A............................................ 10,931  176,243
#*  Medivir AB Class B.........................................  1,257   21,916
    Mekonomen AB...............................................    225    5,170
    Millicom International Cellular SA.........................  1,197  101,842
    Modern Times Group AB Class B..............................    701   27,308
#   Mycronic AB................................................ 11,440   28,607
    NCC AB Class B.............................................  3,362  105,053
    Net Entertainment NE AB....................................  1,119   27,851
    New Wave Group AB Class B..................................    752    4,241
    Nibe Industrier AB Class B.................................  2,559   68,508
    Nobia AB...................................................  5,022   38,351
    Nolato AB Class B..........................................  1,124   27,480
    Nordea Bank AB............................................. 41,814  560,758
    Nordnet AB Class B.........................................  6,239   24,969
#*  PA Resources AB............................................      3        3
#   Peab AB....................................................  6,816   48,046
#   Ratos AB Class B...........................................  6,988   57,013
*   Rezidor Hotel Group AB.....................................  6,804   38,001
    Saab AB Class B............................................  3,378   92,330
#   Sandvik AB................................................. 35,848  450,933
#*  SAS AB.....................................................  6,947   12,721
#   Securitas AB Class B....................................... 14,122  164,193
    Skandinaviska Enskilda Banken AB Class A................... 36,986  495,130
    Skanska AB Class B.........................................  7,619  158,312
    SKF AB Class B.............................................  4,436  104,566
    SkiStar AB.................................................  1,243   14,296
#*  SSAB AB Class A............................................  5,418   52,303
#*  SSAB AB Class B............................................  3,943   34,566
    Svenska Cellulosa AB Class A...............................  1,455   36,113
    Svenska Cellulosa AB Class B............................... 15,984  393,622
    Svenska Handelsbanken AB Class A...........................  9,663  465,374
    Svenska Handelsbanken AB Class B...........................    619   28,441
    Swedbank AB Class A........................................ 12,662  324,370

                                     1028

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
SWEDEN -- (Continued)
    Swedish Match AB........................................  8,043 $   263,276
*   Swedish Orphan Biovitrum AB.............................  3,893      46,804
    Systemair AB............................................    348       5,487
    Tele2 AB Class B........................................  5,528      67,439
    Telefonaktiebolaget LM Ericsson Class A.................  2,994      35,204
    Telefonaktiebolaget LM Ericsson Class B................. 46,740     582,001
    Telefonaktiebolaget LM Ericsson Sponsored ADR........... 20,310     252,453
    TeliaSonera AB.......................................... 35,295     264,350
    Trelleborg AB Class B...................................  8,996     172,288
    Unibet Group P.L.C......................................  1,240      60,339
    Volvo AB Class A........................................  7,466      93,224
    Volvo AB Class B........................................ 30,074     367,165
    Wallenstam AB Class B...................................  3,723      61,666
    Wihlborgs Fastigheter AB................................  2,227      41,439
                                                                    -----------
TOTAL SWEDEN................................................         10,493,384
                                                                    -----------
SWITZERLAND -- (6.1%)
    ABB, Ltd................................................ 30,839     709,231
#   ABB, Ltd. Sponsored ADR................................. 16,629     382,467
    Adecco SA...............................................  4,752     355,443
    AFG Arbonia-Forster Holding AG..........................    960      25,927
    Allreal Holding AG......................................    448      61,345
    Alpiq Holding AG........................................     48       5,038
    ams AG..................................................  2,055      73,279
    Autoneum Holding AG.....................................    181      30,970
    Baloise Holding AG......................................  1,246     150,025
    Bank Coop AG............................................    211      10,293
    Banque Cantonale Vaudoise...............................     96      51,124
    Barry Callebaut AG......................................     89     109,437
#   Basler Kantonalbank.....................................    208      15,545
    Belimo Holding AG.......................................      4      10,584
    Berner Kantonalbank AG..................................    157      32,580
    Bobst Group SA..........................................    718      33,513
    Bossard Holding AG Class A..............................    136      15,826
    Bucher Industries AG....................................    223      67,041
    Burckhardt Compression Holding AG.......................     65      33,899
    Burkhalter Holding AG...................................    229      20,277
*   Charles Voegele Holding AG..............................    527       9,048
    Cie Financiere Richemont SA.............................  6,615     627,712
    Clariant AG.............................................  8,352     155,488
    Conzzeta AG.............................................     18      72,086
    Credit Suisse Group AG.................................. 21,840     592,470
    Credit Suisse Group AG Sponsored ADR.................... 21,939     594,547
    Daetwyler Holding AG....................................    429      60,072
#   DKSH Holding AG.........................................    842      60,758
#*  Dufry AG................................................  1,066     182,554
    Emmi AG.................................................     73      25,153
    EMS-Chemie Holding AG...................................    188      81,008
    Energiedienst Holding AG................................    195       6,653
    Flughafen Zuerich AG....................................    107      66,596
#   Galenica AG.............................................    117     105,348
    Gategroup Holding AG....................................    959      24,267
    Geberit AG..............................................    967     324,018

                                     1029

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
SWITZERLAND -- (Continued)
    Givaudan SA..............................................    176 $  287,864
    Helvetia Holding AG......................................    199     96,966
    Holcim, Ltd..............................................  8,788    703,185
    Huber & Suhner AG........................................    684     33,842
    Implenia AG..............................................    638     37,555
    Inficon Holding AG.......................................    107     34,357
    Interroll Holding AG.....................................     25     15,621
    Intershop Holdings AG....................................     64     24,826
    Julius Baer Group, Ltd...................................  5,377    228,104
    Kudelski SA..............................................  2,490     42,263
    Kuehne + Nagel International AG..........................    651     86,816
    Kuoni Reisen Holding AG..................................    123     41,608
    Liechtensteinische Landesbank AG.........................    694     30,182
    Lindt & Spruengli AG.....................................      1     62,325
    Logitech International SA................................  7,268    106,599
    Lonza Group AG...........................................  1,751    194,175
    Luzerner Kantonalbank AG.................................    100     38,839
    Metall Zug AG............................................      9     25,507
#*  Meyer Burger Technology AG...............................  3,607     42,414
    Mobimo Holding AG........................................    288     58,481
    Nestle SA................................................ 33,974  2,515,435
    Nobel Biocare Holding AG.................................  2,549     44,737
    Novartis AG.............................................. 10,302    896,260
    Novartis AG ADR.......................................... 20,867  1,814,177
    OC Oerlikon Corp. AG.....................................    640      8,637
*   Orascom Development Holding AG...........................    654     13,759
    Orior AG.................................................    397     24,865
#   Panalpina Welttransport Holding AG.......................    290     39,483
    Partners Group Holding AG................................    182     45,623
    Phoenix Mecano AG........................................     30     17,786
    Rieter Holding AG........................................    198     45,880
    Roche Holding AG(7108918)................................    359    102,418
    Roche Holding AG(7110388)................................  9,690  2,812,092
    Schindler Holding AG.....................................    292     43,251
    Schweiter Technologies AG................................     15     10,335
    Schweizerische National-Versicherungs-Gesellschaft AG....    589     52,408
    SGS SA...................................................    105    228,737
    Sika AG..................................................     73    283,971
    Sonova Holding AG........................................  1,312    203,562
    St Galler Kantonalbank AG................................     77     29,305
    Straumann Holding AG.....................................    258     60,879
    Sulzer AG................................................  1,178    155,771
    Swatch Group AG (The)(7184725)...........................    716    381,830
    Swatch Group AG (The)(7184736)...........................    942     94,329
    Swiss Life Holding AG....................................    969    224,080
    Swiss Re AG.............................................. 10,458    889,008
    Swisscom AG..............................................    555    308,136
*   Swisslog Holding AG......................................  3,346      4,155
    Swissquote Group Holding SA..............................    501     16,537
    Syngenta AG..............................................    610    216,095
    Syngenta AG ADR..........................................  1,500    106,410
    Tecan Group AG...........................................    432     48,954
    Temenos Group AG.........................................  1,495     53,442

                                     1030

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
SWITZERLAND -- (Continued)
    U-Blox AG...............................................    336 $    43,485
    UBS AG(H89231338)....................................... 34,938     599,885
    UBS AG(B18YFJ4)......................................... 29,907     513,848
    Valiant Holding AG......................................    340      32,305
    Valora Holding AG.......................................     40       9,669
    Vaudoise Assurances Holding SA Class B..................     47      21,144
    Vetropack Holding AG....................................      6      10,457
#*  Von Roll Holding AG.....................................  4,126       7,741
#   Vontobel Holding AG.....................................    879      31,477
    VP Bank AG..............................................     66       5,706
*   Walter Meier AG.........................................    300      15,631
    Zehnder Group AG........................................    480      19,011
    Zug Estates Holding AG..................................      5       6,442
    Zuger Kantonalbank AG...................................      2       9,996
    Zurich Insurance Group AG...............................  3,698   1,074,305
                                                                    -----------
TOTAL SWITZERLAND...........................................         21,566,600
                                                                    -----------
UNITED KINGDOM -- (16.7%)
    A.G. BARR P.L.C.........................................  1,821      20,345
    Aberdeen Asset Management P.L.C......................... 62,354     432,887
    Admiral Group P.L.C.....................................  6,494     159,341
*   Afren P.L.C............................................. 43,528      80,689
    African Barrick Gold P.L.C..............................    156         689
*   Aga Rangemaster Group P.L.C.............................    991       2,641
    Aggreko P.L.C...........................................  5,737     166,135
    AMEC P.L.C.............................................. 12,649     242,137
    Amlin P.L.C............................................. 35,774     274,855
    Anglo American P.L.C.................................... 31,855     855,497
    Antofagasta P.L.C....................................... 11,477     156,174
    ARM Holdings P.L.C......................................  5,384      76,649
    ARM Holdings P.L.C. Sponsored ADR.......................  8,359     357,431
    Ashmore Group P.L.C.....................................  6,735      40,040
    Ashtead Group P.L.C..................................... 25,129     376,951
    Associated British Foods P.L.C..........................  8,971     419,949
    AstraZeneca P.L.C. Sponsored ADR........................ 14,670   1,067,829
    Aviva P.L.C............................................. 69,385     587,190
    Aviva P.L.C. Sponsored ADR.............................. 20,693     350,539
    Babcock International Group P.L.C....................... 12,772     236,039
    BAE Systems P.L.C....................................... 47,531     342,554
    Balfour Beatty P.L.C.................................... 35,417     142,138
    Bank of Georgia Holdings P.L.C..........................  1,539      63,083
    Barclays P.L.C.......................................... 60,528     229,443
    Barclays P.L.C. Sponsored ADR........................... 60,785     922,716
    Barratt Developments P.L.C.............................. 66,795     391,852
    BBA Aviation P.L.C...................................... 15,321      82,189
    Beazley P.L.C........................................... 27,575     113,251
    Bellway P.L.C...........................................  4,558     115,695
    Berendsen P.L.C.........................................  3,002      52,946
    Berkeley Group Holdings P.L.C...........................  5,774     237,699
    BG Group P.L.C.......................................... 59,606   1,175,385
    Bloomsbury Publishing P.L.C.............................  3,636      10,811
    Bodycote P.L.C..........................................  7,134      83,379
    Booker Group P.L.C...................................... 11,561      24,332

                                     1031

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Bovis Homes Group P.L.C.................................   5,933 $   76,233
    BP P.L.C. Sponsored ADR.................................  76,837  3,762,708
    Brammer P.L.C...........................................   6,600     47,694
    Brewin Dolphin Holdings P.L.C...........................  11,579     58,429
    British American Tobacco P.L.C..........................   7,802    457,060
    British American Tobacco P.L.C. Sponsored ADR...........   9,620  1,129,388
    British Sky Broadcasting Group P.L.C....................  10,601    156,915
#   British Sky Broadcasting Group P.L.C. Sponsored ADR.....   2,100    124,950
    Britvic P.L.C...........................................   8,403     99,298
    BT Group P.L.C.......................................... 102,043    668,065
*   BTG P.L.C...............................................   7,993     81,620
    Bunzl P.L.C.............................................   7,449    199,659
    Burberry Group P.L.C....................................   8,730    207,587
    Bwin.Party Digital Entertainment P.L.C..................   8,620     12,434
    Cable & Wireless Communications P.L.C...................  11,490      9,091
    Cape P.L.C..............................................   5,529     26,444
    Capita P.L.C............................................   9,406    190,456
    Capital & Regional P.L.C................................   5,300      4,100
    Carillion P.L.C.........................................  11,868     66,747
    Carnival P.L.C. ADR.....................................     900     32,517
    Catlin Group, Ltd.......................................  17,333    147,063
*   Centamin P.L.C..........................................  37,666     45,826
    Centrica P.L.C..........................................  61,256    319,172
    Chemring Group P.L.C....................................   3,286     11,238
    Chesnara P.L.C..........................................   5,426     28,397
    Cineworld Group P.L.C...................................   8,907     48,398
    Close Brothers Group P.L.C..............................   8,413    179,790
    Cobham P.L.C............................................  26,747    131,970
    Coca-Cola HBC AG ADR....................................   3,977     92,783
*   Colt Group SA...........................................  11,518     28,166
    Communisis P.L.C........................................  24,464     25,377
    Compass Group P.L.C.....................................  35,564    579,503
    Computacenter P.L.C.....................................   5,423     55,539
    Connect Group P.L.C.....................................   4,847     12,610
    Consort Medical P.L.C...................................   1,136     17,413
    Cranswick P.L.C.........................................   2,118     45,133
    Croda International P.L.C...............................   2,173     76,850
    CSR P.L.C...............................................   6,238     55,483
    Daily Mail & General Trust P.L.C........................  11,751    165,669
    Dairy Crest Group P.L.C.................................   3,168     22,421
    DCC P.L.C...............................................   2,739    156,272
    De La Rue P.L.C.........................................   2,414     29,690
    Debenhams P.L.C.........................................  27,433     30,492
    Dechra Pharmaceuticals P.L.C............................   1,285     15,015
    Development Securities P.L.C............................   4,283     15,109
    Devro P.L.C.............................................   8,421     36,277
    Diageo P.L.C............................................   9,540    286,508
    Diageo P.L.C. Sponsored ADR.............................   2,723    327,359
    Dignity P.L.C...........................................     564     13,130
    Diploma P.L.C...........................................   2,091     22,574
    Direct Line Insurance Group P.L.C.......................  32,247    154,792
*   Dixons Retail P.L.C..................................... 105,522     91,739
    Domino Printing Sciences P.L.C..........................   2,816     29,201

                                     1032

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Domino's Pizza Group P.L.C..............................   3,573 $   32,934
    Drax Group P.L.C........................................  17,700    208,214
    DS Smith P.L.C..........................................  30,017    132,369
    Dunelm Group P.L.C......................................     838     11,760
    E2V Technologies P.L.C..................................   3,925     10,415
    Electrocomponents P.L.C.................................  10,892     43,592
    Elementis P.L.C.........................................  28,161    127,936
*   EnQuest P.L.C...........................................  34,923     79,673
*   Enterprise Inns P.L.C...................................  18,852     39,737
    Essentra P.L.C..........................................   4,353     56,400
    Euromoney Institutional Investor P.L.C..................     754     13,779
    Evraz P.L.C.............................................   3,908      6,302
    Experian P.L.C..........................................  16,648    284,859
    Fenner P.L.C............................................   8,735     50,214
    Ferrexpo P.L.C..........................................  10,562     23,862
    Fidessa Group P.L.C.....................................     581     20,426
*   Findel P.L.C............................................   1,988      8,549
*   Firstgroup P.L.C........................................   1,273      2,706
    Fortune Oil P.L.C.......................................  50,047      8,661
    Fresnillo P.L.C.........................................   1,982     30,978
    Friends Life Group, Ltd.................................  20,805    116,347
    Fuller Smith & Turner...................................     636      9,895
    G4S P.L.C...............................................  56,051    237,183
    Galliford Try P.L.C.....................................   3,318     71,074
*   Gem Diamonds, Ltd.......................................   3,300     10,815
    Genus P.L.C.............................................   1,188     20,976
    GKN P.L.C...............................................  26,709    153,675
    GlaxoSmithKline P.L.C...................................   9,599    231,324
#   GlaxoSmithKline P.L.C. Sponsored ADR....................  18,679    903,503
    Glencore P.L.C.......................................... 166,388  1,005,420
    Go-Ahead Group P.L.C....................................     891     33,046
    Grafton Group P.L.C.....................................   9,346     90,575
    Greencore Group P.L.C...................................  20,358     90,754
    Greene King P.L.C.......................................   7,915    110,063
    Greggs P.L.C............................................   2,161     19,043
    Halfords Group P.L.C....................................  12,696    102,450
    Halma P.L.C.............................................   8,072     76,519
    Hargreaves Lansdown P.L.C...............................   8,708    150,129
    Hays P.L.C..............................................  27,061     55,481
    Headlam Group P.L.C.....................................     999      6,783
    Helical Bar P.L.C.......................................   7,871     45,387
    Henderson Group P.L.C...................................  34,976    142,977
    Hikma Pharmaceuticals P.L.C.............................   4,073    123,418
    Hill & Smith Holdings P.L.C.............................   1,396     11,951
    Hiscox, Ltd.............................................  17,278    196,425
*   Hochschild Mining P.L.C.................................   1,326      3,642
    Home Retail Group P.L.C.................................  50,141    140,055
    Homeserve P.L.C.........................................   3,055     15,435
    Howden Joinery Group P.L.C..............................  19,467    111,154
    HSBC Holdings P.L.C.....................................  16,007    171,610
    HSBC Holdings P.L.C. Sponsored ADR......................  49,104  2,621,663
    Hunting P.L.C...........................................   7,261    106,283
    Hyder Consulting P.L.C..................................   2,770     30,009

                                     1033

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    ICAP P.L.C..............................................  24,324 $  142,250
    IG Group Holdings P.L.C.................................  20,552    211,132
*   Imagination Technologies Group P.L.C....................   4,965     14,802
    IMI P.L.C...............................................   6,976    166,393
    Imperial Tobacco Group P.L.C............................  24,241  1,049,488
    Inchcape P.L.C..........................................  25,989    280,719
    Informa P.L.C...........................................  11,597     95,156
    Inmarsat P.L.C..........................................  10,496    128,738
    Innovation Group P.L.C.................................. 128,346     67,089
    InterContinental Hotels Group P.L.C. ADR................   2,132     86,123
*   International Consolidated Airlines Group SA............  23,946    133,107
    Interserve P.L.C........................................   2,930     31,430
    Intertek Group P.L.C....................................   3,391    146,407
    Investec P.L.C..........................................  32,948    284,982
*   IP Group P.L.C..........................................   4,878     14,911
    ITE Group P.L.C.........................................   6,026     20,349
    ITV P.L.C...............................................  72,400    254,136
    J D Wetherspoon P.L.C...................................   4,105     51,429
    J Sainsbury P.L.C.......................................  37,661    198,506
    James Fisher & Sons P.L.C...............................   1,771     39,238
    Jardine Lloyd Thompson Group P.L.C......................   2,998     51,915
    JD Sports Fashion P.L.C.................................   1,648     10,543
    John Wood Group P.L.C...................................   8,342    105,150
    Johnson Matthey P.L.C...................................   7,907    394,005
    Jupiter Fund Management P.L.C...........................   9,114     58,618
    Kcom Group P.L.C........................................  11,870     20,059
    Keller Group P.L.C......................................   3,054     44,658
    Kentz Corp., Ltd........................................   3,151     49,347
    Kier Group P.L.C........................................   1,201     35,374
    Kingfisher P.L.C........................................  55,545    280,551
    Ladbrokes P.L.C.........................................   4,695     10,416
    Laird P.L.C.............................................   7,873     38,249
*   Lamprell P.L.C..........................................  15,273     39,035
    Lancashire Holdings, Ltd................................   4,724     48,809
    Legal & General Group P.L.C............................. 198,527    783,202
*   Lloyds Banking Group P.L.C.............................. 820,267  1,022,606
#*  Lloyds Banking Group P.L.C. ADR.........................  23,290    116,916
    London Stock Exchange Group P.L.C.......................   5,089    165,998
*   Lonmin P.L.C............................................  21,053     80,724
    Lookers P.L.C...........................................   8,574     19,184
    Low & Bonar P.L.C.......................................  19,043     28,150
    Man Group P.L.C.........................................  52,508    104,946
    Marks & Spencer Group P.L.C.............................  25,169    182,186
    Marshalls P.L.C.........................................   2,042      5,529
    Marston's P.L.C.........................................  32,058     77,580
    McBride P.L.C...........................................   7,116     11,458
    Mears Group P.L.C.......................................   3,263     25,563
    Meggitt P.L.C...........................................  13,116    112,306
    Melrose Industries P.L.C................................  37,945    168,073
    Michael Page International P.L.C........................   9,465     68,017
    Micro Focus International P.L.C.........................   2,905     41,571
    Millennium & Copthorne Hotels P.L.C.....................     512      5,054
*   Mitchells & Butlers P.L.C...............................   6,146     38,694

                                     1034

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Mitie Group P.L.C.......................................  16,416 $   84,286
    Mondi P.L.C.............................................  16,087    281,747
    Moneysupermarket.com Group P.L.C........................  12,316     38,540
    Morgan Advanced Materials P.L.C.........................   2,403     12,680
    Morgan Sindall Group P.L.C..............................   2,809     37,954
    N Brown Group P.L.C.....................................   7,241     52,615
    National Express Group P.L.C............................  15,437     68,003
    National Grid P.L.C.....................................   7,548    107,508
    National Grid P.L.C. Sponsored ADR......................   8,308    596,431
    Next P.L.C..............................................   2,221    253,487
    Northgate P.L.C.........................................   3,633     30,177
    Novae Group P.L.C.......................................     169      1,568
    Old Mutual P.L.C........................................ 131,956    434,105
    Oxford Instruments P.L.C................................     349      7,401
    Pace P.L.C..............................................   7,703     41,419
    PayPoint P.L.C..........................................     693     12,245
    Pearson P.L.C...........................................     850     16,350
    Pearson P.L.C. Sponsored ADR............................  16,504    317,042
    Pennon Group P.L.C......................................   8,907    122,200
    Persimmon P.L.C.........................................   8,100    170,598
    Petrofac, Ltd...........................................  16,854    310,591
*   Petropavlovsk P.L.C.....................................   2,951      1,683
    Phoenix Group Holdings..................................   1,976     23,313
    Phoenix IT Group, Ltd...................................   1,162      1,767
    Premier Farnell P.L.C...................................   6,585     20,016
*   Premier Foods P.L.C.....................................   6,960      4,925
    Premier Oil P.L.C.......................................   8,872     48,082
    Prudential P.L.C........................................  19,483    447,794
    Prudential P.L.C. ADR...................................   3,666    168,563
    PZ Cussons P.L.C........................................   2,842     16,904
    QinetiQ Group P.L.C.....................................   6,412     22,346
*   Quintain Estates & Development P.L.C....................  16,510     24,530
    Randgold Resources, Ltd.................................   3,093    266,328
*   Raven Russia, Ltd.......................................   5,417      6,343
    Reckitt Benckiser Group P.L.C...........................  13,473  1,189,362
    Redrow P.L.C............................................   8,714     35,957
    Reed Elsevier P.L.C.....................................  12,196    196,060
#   Reed Elsevier P.L.C. Sponsored ADR......................   2,541    163,869
    Regus P.L.C.............................................   6,442     18,838
    Renishaw P.L.C..........................................   1,838     57,315
    Rentokil Initial P.L.C..................................  41,610     82,971
    Restaurant Group P.L.C. (The)...........................   5,452     56,490
    Rexam P.L.C.............................................  24,185    203,877
    Ricardo P.L.C...........................................   1,818     19,699
    Rightmove P.L.C.........................................   3,271    125,277
    Rio Tinto P.L.C.........................................   1,772    101,277
#   Rio Tinto P.L.C. Sponsored ADR..........................  10,230    586,077
    Rolls-Royce Holdings P.L.C..............................  33,307    581,419
    Rotork P.L.C............................................   1,546     71,952
*   Royal Bank of Scotland Group P.L.C......................   3,977     23,706
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR.......  10,672    126,783
#   Royal Dutch Shell P.L.C. ADR(780259107).................  21,316  1,836,160
    Royal Dutch Shell P.L.C. ADR(780259206).................  16,936  1,385,873

                                     1035

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Class A...................   2,195 $ 90,249
    Royal Dutch Shell P.L.C. Class B...................   2,289   98,568
    RPC Group P.L.C....................................  10,354  102,015
    RPS Group P.L.C....................................  10,423   44,969
    RSA Insurance Group P.L.C..........................  29,593  228,783
    SABMiller P.L.C....................................   8,192  446,067
*   Salamander Energy P.L.C............................   7,131   13,522
    Savills P.L.C......................................   6,177   61,894
    Schroders P.L.C.(0239581)..........................   1,920   59,933
    Schroders P.L.C.(0240549)..........................   3,075  123,552
*   SDL P.L.C..........................................   2,041   10,954
    Senior P.L.C.......................................  17,526   77,544
    Serco Group P.L.C..................................  12,629   77,069
*   Severfield P.L.C...................................  19,906   20,321
    Severn Trent P.L.C.................................   6,953  226,827
    Shanks Group P.L.C.................................  20,199   36,695
    Shire P.L.C........................................   4,536  373,351
    Shire P.L.C. ADR...................................   1,800  443,700
    SIG P.L.C..........................................  22,719   63,995
    Smith & Nephew P.L.C. Sponsored ADR................   2,100  180,747
    Smiths Group P.L.C.................................   9,956  213,639
    Soco International P.L.C...........................   4,860   35,184
    Spectris P.L.C.....................................   4,091  131,592
    Speedy Hire P.L.C..................................  13,614   12,103
    Spirax-Sarco Engineering P.L.C.....................   1,208   55,340
    Spirent Communications P.L.C.......................   8,253   14,298
    Spirit Pub Co. P.L.C...............................  29,354   36,186
*   Sports Direct International P.L.C..................   6,890   77,418
    SSE P.L.C..........................................  30,851  757,669
    St Ives P.L.C......................................   1,554    5,568
    St James's Place P.L.C.............................  14,986  183,172
    ST Modwen Properties P.L.C.........................   5,130   32,076
    Stagecoach Group P.L.C.............................  11,185   66,878
    Standard Chartered P.L.C...........................  27,011  560,148
    Standard Life P.L.C................................  61,863  389,815
    Sthree P.L.C.......................................   2,477   14,964
    Synergy Health P.L.C...............................   1,599   36,700
    Synthomer P.L.C....................................   4,491   16,090
    TalkTalk Telecom Group P.L.C.......................  14,733   78,130
    Taylor Wimpey P.L.C................................  87,981  164,451
    Ted Baker P.L.C....................................     608   17,471
    Telecity Group P.L.C...............................   5,803   77,611
    Telecom Plus P.L.C.................................   1,277   29,909
    Tesco P.L.C........................................ 124,729  541,164
*   Thomas Cook Group P.L.C............................   9,258   19,045
    Topps Tiles P.L.C..................................   4,626    8,274
    Travis Perkins P.L.C...............................   9,869  277,882
*   Trinity Mirror P.L.C...............................   3,332   11,114
    TT electronics P.L.C...............................  11,738   36,607
    Tullett Prebon P.L.C...............................   1,288    5,368
    Tullow Oil P.L.C...................................  11,523  141,278
    UBM P.L.C..........................................   5,598   58,344
    UDG Healthcare P.L.C...............................   1,895   11,360

                                     1036

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
UNITED KINGDOM -- (Continued)
    Ultra Electronics Holdings P.L.C...................     409 $     12,192
    Unilever P.L.C.....................................   2,038       88,055
    Unilever P.L.C. Sponsored ADR......................  14,627      632,325
    Unite Group P.L.C. (The)...........................   9,122       62,429
    United Utilities Group P.L.C.......................  27,708      415,302
    UTV Media P.L.C....................................   2,842       10,495
    Vedanta Resources P.L.C............................   3,226       56,912
    Victrex P.L.C......................................   1,888       50,922
    Vodafone Group P.L.C............................... 112,651      375,137
    Vodafone Group P.L.C. Sponsored ADR................  26,423      877,778
    Weir Group P.L.C. (The)............................   6,032      260,346
    WH Smith P.L.C.....................................   3,152       59,984
    Whitbread P.L.C....................................   3,737      270,616
    WM Morrison Supermarkets P.L.C.....................  64,665      183,539
    Wolseley P.L.C.....................................   6,011      312,923
    WPP P.L.C..........................................  11,150      221,958
    WPP P.L.C. Sponsored ADR...........................   2,474      246,138
    WS Atkins P.L.C....................................   2,799       62,759
    Xaar P.L.C.........................................   1,636       15,180
    Xchanging P.L.C....................................   3,063        9,099
    XP Power, Ltd......................................     435       11,004
                                                                ------------
TOTAL UNITED KINGDOM...................................           58,714,334
                                                                ------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................     500          261
*   Endo International P.L.C...........................     327       22,355
                                                                ------------
TOTAL UNITED STATES....................................               22,616
                                                                ------------
TOTAL COMMON STOCKS                                              317,381,991
                                                                ------------
PREFERRED STOCKS -- (0.1%)

GERMANY -- (0.1%)
    Porsche Automobil Holding SE.......................   2,131      199,183
                                                                ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG.......................................     265           --
                                                                ------------
FRANCE -- (0.0%)
*   Groupe Fnac Rights 05/16/15........................       3           17
*   Peugeot SA Warrants 04/29/17.......................  12,623       30,171
                                                                ------------
TOTAL FRANCE...........................................               30,188
                                                                ------------
GERMANY -- (0.0%)
*   Patrizia Immobilien AG Rights 08/07/14.............     361        4,015
                                                                ------------
HONG KONG -- (0.0%)
*   Sun Hung Kai Properties 04/22/16...................       1            2
                                                                ------------
SPAIN -- (0.0%)
*   Banco Santander SA 08/04/14........................ 141,950       29,276

                                     1037

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SPAIN -- (Continued)
*     Zardoya Otis SA Rights 08/06/14..................     5,264 $      3,223
                                                                  ------------
TOTAL SPAIN                                                             32,499
                                                                  ------------
TOTAL RIGHTS/WARRANTS                                                   66,704
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)     VALUE+
                                                        --------- ------------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund................... 3,014,961   34,883,103
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $307,340,286)^^               $352,530,981
                                                                  ============

                                     1038

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 1,119,931 $ 21,381,402   --    $ 22,501,333
   Austria.......................          --    1,277,506   --       1,277,506
   Belgium.......................     596,898    3,784,988   --       4,381,886
   Canada........................  31,017,698            7   --      31,017,705
   China.........................          --        1,092   --           1,092
   Denmark.......................     675,323    4,263,264   --       4,938,587
   Finland.......................     393,558    4,488,608   --       4,882,166
   France........................   1,519,377   24,888,067   --      26,407,444
   Germany.......................   1,223,101   21,352,535   --      22,575,636
   Greece........................          --           --   --              --
   Hong Kong.....................      86,020    7,889,655   --       7,975,675
   Ireland.......................     227,199      847,044   --       1,074,243
   Israel........................     376,036    1,242,236   --       1,618,272
   Italy.........................     198,266    8,030,625   --       8,228,891
   Japan.........................   3,775,652   57,812,381   --      61,588,033
   Netherlands...................   2,123,599    6,168,733   --       8,292,332
   New Zealand...................       6,406      846,408   --         852,814
   Norway........................     186,266    3,254,350   --       3,440,616
   Portugal......................       4,796      888,195   --         892,991
   Singapore.....................          --    4,666,537   --       4,666,537
   Spain.........................   1,131,410    8,839,888   --       9,971,298
   Sweden........................     259,805   10,233,579   --      10,493,384
   Switzerland...................   3,497,486   18,069,114   --      21,566,600
   United Kingdom................  19,466,572   39,247,762   --      58,714,334
   United States.................      22,616           --   --          22,616
Preferred Stocks.................
   Germany.......................          --      199,183   --         199,183
Rights/Warrants..................
   Austria.......................          --           --   --              --
   France........................          --       30,188   --          30,188
   Germany.......................          --        4,015   --           4,015
   Hong Kong.....................          --            2   --               2
   Spain.........................          --       32,499   --          32,499
Securities Lending Collateral....          --   34,883,103   --      34,883,103
                                  ----------- ------------   --    ------------
TOTAL............................ $67,908,015 $284,622,966   --    $352,530,981
                                  =========== ============   ==    ============

                                     1039

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (91.4%)

AUSTRALIA -- (5.3%)
*   Alumina, Ltd....................................... 37,687 $   55,407
    Asciano, Ltd....................................... 24,732    137,287
    Bank of Queensland, Ltd............................  6,312     72,847
    Bendigo and Adelaide Bank, Ltd..................... 13,635    160,418
*   BlueScope Steel, Ltd...............................  7,923     45,535
    Boral, Ltd......................................... 15,539     76,439
    Caltex Australia, Ltd..............................  1,429     32,510
    Echo Entertainment Group, Ltd...................... 18,272     55,975
#   Harvey Norman Holdings, Ltd........................  7,208     20,452
    Incitec Pivot, Ltd................................. 39,877    109,129
    Lend Lease Group...................................  9,422    117,579
    Macquarie Group, Ltd...............................  7,236    387,244
#   Metcash, Ltd.......................................    871      2,353
    National Australia Bank, Ltd.......................  7,840    254,562
    New Hope Corp., Ltd................................  1,031      2,847
*   Newcrest Mining, Ltd...............................  6,011     60,049
    Origin Energy, Ltd................................. 26,579    350,037
    Primary Health Care, Ltd...........................  7,694     34,403
#*  Qantas Airways, Ltd................................ 25,486     31,229
    QBE Insurance Group, Ltd........................... 17,028    172,113
    Rio Tinto, Ltd.....................................  4,196    254,880
    Santos, Ltd........................................ 33,098    443,416
    Seven Group Holdings, Ltd..........................  3,080     21,807
*   Sims Metal Management, Ltd.........................  3,434     37,632
    Sonic Healthcare, Ltd..............................  2,137     35,744
    Suncorp Group, Ltd................................. 26,775    352,039
    Tabcorp Holdings, Ltd.............................. 15,227     49,203
    Tatts Group, Ltd................................... 28,433     93,370
#   Toll Holdings, Ltd................................. 13,122     65,922
    Treasury Wine Estates, Ltd......................... 12,274     56,246
#   Washington H Soul Pattinson & Co., Ltd.............    288      4,035
    Wesfarmers, Ltd.................................... 15,985    647,285
    Woodside Petroleum, Ltd............................  3,523    138,292
                                                               ----------
TOTAL AUSTRALIA........................................         4,378,286
                                                               ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG................................  2,751     70,641
    OMV AG.............................................    489     19,667
    Raiffeisen Bank International AG...................  1,529     41,989
                                                               ----------
TOTAL AUSTRIA..........................................           132,297
                                                               ----------
BELGIUM -- (1.5%)
    Ageas..............................................  5,638    202,361
#   Belgacom SA........................................    632     20,653
    Delhaize Group SA..................................  2,711    176,912
*   KBC Groep NV.......................................  4,799    260,130
    Solvay SA..........................................  1,752    282,890
    UCB SA.............................................  2,810    257,745

                                     1040

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Umicore SA.........................................  1,271 $   61,426
                                                               ----------
TOTAL BELGIUM..........................................         1,262,117
                                                               ----------
CANADA -- (8.4%)
    Agnico Eagle Mines, Ltd............................    654     24,322
    Bank of Montreal...................................    747     55,704
    Barrick Gold Corp.................................. 17,462    315,713
#*  BlackBerry, Ltd....................................  7,188     67,176
#   Bonavista Energy Corp..............................  1,204     15,570
    Cameco Corp........................................  4,527     91,258
    Canadian Natural Resources, Ltd.(136385101)........ 10,741    468,308
    Canadian Natural Resources, Ltd.(2171573).......... 11,405    497,161
#   Canadian Tire Corp., Ltd. Class A..................  2,200    208,993
#   Crescent Point Energy Corp.........................  5,356    218,543
    Empire Co., Ltd....................................    600     42,432
    Enerplus Corp......................................  1,972     45,088
    Ensign Energy Services, Inc........................  2,603     41,897
    Fairfax Financial Holdings, Ltd....................    347    163,372
#   First Quantum Minerals, Ltd........................  3,879     91,995
#   Genworth MI Canada, Inc............................    742     26,908
    Goldcorp, Inc.(380956409)..........................    962     26,359
    Goldcorp, Inc.(2676302)............................  6,995    191,563
    Husky Energy, Inc..................................  7,339    223,263
    IAMGOLD Corp.......................................    813      3,005
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  1,800     78,927
*   Kinross Gold Corp.................................. 20,200     80,774
*   Lundin Mining Corp.................................  7,637     43,916
    Magna International, Inc...........................  2,202    236,467
    Manulife Financial Corp............................ 28,109    574,374
*   MEG Energy Corp....................................  2,200     78,892
    Pacific Rubiales Energy Corp.......................  4,700     89,875
    Pan American Silver Corp...........................  2,900     42,608
#   Pengrowth Energy Corp..............................  4,191     26,714
#   Penn West Petroleum, Ltd...........................  7,406     57,327
    Precision Drilling Corp............................  4,250     52,972
    Sun Life Financial, Inc............................ 10,725    408,895
    Suncor Energy, Inc................................. 32,505  1,334,662
    Talisman Energy, Inc.(2068299)..................... 22,512    235,577
    Talisman Energy, Inc.(87425E103)...................  4,948     51,707
#   Teck Resources, Ltd. Class B....................... 11,791    282,569
    Thomson Reuters Corp...............................  5,778    218,275
#   TransAlta Corp.(2901628)...........................  5,411     62,132
    TransAlta Corp.(89346D107).........................  1,400     16,058
    Yamana Gold, Inc................................... 22,000    187,646
                                                               ----------
TOTAL CANADA...........................................         6,978,997
                                                               ----------
DENMARK -- (1.4%)
    AP Moeller - Maersk A.S. Class A...................     50    112,206
    AP Moeller - Maersk A.S. Class B...................    160    373,011
    Carlsberg A.S. Class B.............................  3,388    324,159
    Danske Bank A.S....................................  4,809    138,935
#   FLSmidth & Co. A.S.................................    348     17,801

                                     1041

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
    H Lundbeck A.S.....................................  1,354 $   31,032
    TDC A.S............................................ 15,834    159,735
                                                               ----------
TOTAL DENMARK..........................................         1,156,879
                                                               ----------
FINLAND -- (1.0%)
    Fortum Oyj......................................... 12,837    330,101
    Kesko Oyj Class B..................................    830     31,568
#   Neste Oil Oyj......................................    374      6,902
    Nokia Oyj.......................................... 11,128     88,160
    Stora Enso Oyj Class R............................. 14,570    130,912
    UPM-Kymmene Oyj.................................... 16,377    266,921
                                                               ----------
TOTAL FINLAND..........................................           854,564
                                                               ----------
FRANCE -- (8.9%)
    AXA SA.............................................  1,036     23,802
    AXA SA Sponsored ADR............................... 37,500    862,125
    BNP Paribas SA..................................... 15,859  1,052,299
    Bollore SA.........................................    132     81,466
    Bouygues SA........................................  5,043    198,659
    Cap Gemini SA......................................  1,084     78,604
    Casino Guichard Perrachon SA.......................  1,411    170,061
    Cie de St-Gobain...................................  9,137    444,577
    Cie Generale des Etablissements Michelin...........    810     88,857
    CNP Assurances.....................................  3,923     77,073
    Credit Agricole SA.................................  7,605    102,876
    Electricite de France SA...........................  4,582    148,016
    GDF Suez........................................... 27,688    713,921
    Lafarge SA.........................................  4,430    344,803
    Lagardere SCA......................................  1,998     59,480
    Natixis............................................ 21,884    141,411
    Orange SA.......................................... 41,374    647,888
*   Peugeot SA.........................................  5,564     82,987
    Renault SA.........................................  6,266    523,086
    Rexel SA...........................................  2,766     53,596
    SCOR SE............................................    609     19,591
    Societe Generale SA................................ 10,843    544,345
    STMicroelectronics NV.............................. 16,130    134,279
    Vallourec SA.......................................    851     37,658
    Vivendi SA......................................... 27,454    689,049
                                                               ----------
TOTAL FRANCE...........................................         7,320,509
                                                               ----------
GERMANY -- (7.0%)
#   Allianz SE.........................................  5,683    946,140
    Bayerische Motoren Werke AG........................  5,822    693,516
    Celesio AG.........................................     76      2,600
*   Commerzbank AG..................................... 14,877    213,757
    Daimler AG......................................... 19,561  1,614,149
    Deutsche Bank AG................................... 11,452    391,200
    Deutsche Lufthansa AG..............................  4,876     86,013
    E.ON SE............................................ 25,004    472,034
    Fraport AG Frankfurt Airport Services Worldwide....    497     32,664
    HeidelbergCement AG................................  2,355    174,693

                                     1042

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    K+S AG.............................................   2,513 $   77,002
*   Metro AG...........................................   1,550     55,854
    Muenchener Rueckversicherungs AG...................   2,257    478,873
    RWE AG.............................................  10,862    436,091
    Volkswagen AG......................................     624    143,906
                                                                ----------
TOTAL GERMANY..........................................          5,818,492
                                                                ----------
HONG KONG -- (2.0%)
    Cathay Pacific Airways, Ltd........................  17,000     32,073
    Great Eagle Holdings, Ltd..........................   8,217     29,568
    Hang Lung Group, Ltd...............................   3,000     16,088
    Henderson Land Development Co., Ltd................  14,942     94,971
    Hongkong & Shanghai Hotels (The)...................  13,000     18,532
    Hopewell Holdings, Ltd.............................   5,000     17,366
    Hutchison Whampoa, Ltd.............................  33,000    448,082
    Kerry Logistics Network, Ltd.......................   3,500      5,713
    Kerry Properties, Ltd..............................  10,000     36,500
    MTR Corp., Ltd.....................................   7,500     29,464
    New World Development Co., Ltd..................... 142,542    179,751
    Orient Overseas International, Ltd.................   6,000     31,962
    Shangri-La Asia, Ltd...............................  18,000     28,440
    Sino Land Co., Ltd.................................  32,000     54,971
    Sun Hung Kai Properties, Ltd.......................  15,093    228,906
    Swire Pacific, Ltd. Class A........................   4,000     51,475
    Wharf Holdings, Ltd. (The).........................  22,000    174,917
    Wheelock & Co., Ltd................................  27,000    136,140
                                                                ----------
TOTAL HONG KONG........................................          1,614,919
                                                                ----------
IRELAND -- (0.1%)
*   Bank of Ireland.................................... 202,253     71,068
    CRH P.L.C. Sponsored ADR...........................     592     13,906
                                                                ----------
TOTAL IRELAND..........................................             84,974
                                                                ----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM...................................  20,502    119,593
*   Bank Leumi Le-Israel BM............................  28,368    111,392
*   Israel Discount Bank, Ltd. Class A.................  13,386     23,319
                                                                ----------
TOTAL ISRAEL...........................................            254,304
                                                                ----------
ITALY -- (1.6%)
*   Banca Monte dei Paschi di Siena SpA................  37,664     67,977
*   Finmeccanica SpA...................................   3,600     33,166
    Intesa Sanpaolo SpA................................  77,421    229,911
#*  Telecom Italia SpA................................. 268,015    308,832
    UniCredit SpA......................................  64,972    506,854
    Unione di Banche Italiane SCPA.....................  24,403    200,908
                                                                ----------
TOTAL ITALY............................................          1,347,648
                                                                ----------
JAPAN -- (20.2%)
    77 Bank, Ltd. (The)................................   9,864     51,359
#   Aeon Co., Ltd......................................  18,700    209,966
    Aisin Seiki Co., Ltd...............................   3,600    139,816

                                     1043

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Alfresa Holdings Corp..............................  1,000 $ 59,701
    Amada Co., Ltd..................................... 10,000   97,131
#   Asahi Glass Co., Ltd............................... 28,000  165,922
    Asahi Kasei Corp................................... 35,000  276,609
    Bank of Kyoto, Ltd. (The)..........................  7,000   63,585
    Bank of Yokohama, Ltd. (The)....................... 16,000   91,042
#   Canon Marketing Japan, Inc.........................  1,500   30,562
    Chiba Bank, Ltd. (The).............................  9,000   65,515
    Chugoku Bank, Ltd. (The)...........................  3,000   46,093
    Citizen Holdings Co., Ltd..........................  4,700   37,369
    Coca-Cola West Co., Ltd............................  1,800   29,999
    Cosmo Oil Co., Ltd................................. 20,636   41,366
    Dai Nippon Printing Co., Ltd....................... 19,000  194,908
    Dai-ichi Life Insurance Co., Ltd. (The)............  5,400   76,068
    Daicel Corp........................................  4,000   40,370
#   Daido Steel Co., Ltd...............................  4,000   18,692
    Denki Kagaku Kogyo K.K.............................  4,000   14,943
    Fuji Media Holdings, Inc...........................  1,000   15,970
    FUJIFILM Holdings Corp.............................  7,100  202,675
    Fukuoka Financial Group, Inc....................... 27,000  138,125
#   Furukawa Electric Co., Ltd.........................  4,000    8,461
    Glory, Ltd.........................................  1,800   60,014
    Gunma Bank, Ltd. (The)............................. 11,735   69,046
    H2O Retailing Corp.................................  2,000   16,571
    Hachijuni Bank, Ltd. (The)......................... 11,000   67,622
    Hankyu Hanshin Holdings, Inc....................... 16,000   93,150
    Hiroshima Bank, Ltd. (The).........................  4,000   19,410
    Hitachi Chemical Co., Ltd..........................    900   15,831
    Hitachi Construction Machinery Co., Ltd............    500   10,205
    Hitachi High-Technologies Corp.....................    900   24,142
    Hokuhoku Financial Group, Inc...................... 20,000   41,064
#   Honda Motor Co., Ltd............................... 12,400  431,657
    House Foods Group, Inc.............................    100    1,803
    Ibiden Co., Ltd....................................  2,400   47,957
    Idemitsu Kosan Co., Ltd............................  3,200   65,407
    Inpex Corp......................................... 17,600  260,843
#   Isetan Mitsukoshi Holdings, Ltd.................... 11,400  141,267
    ITOCHU Corp........................................ 29,200  371,796
    Iyo Bank, Ltd. (The)...............................  4,000   40,519
    J Front Retailing Co., Ltd......................... 13,000   87,600
#   JFE Holdings, Inc.................................. 10,300  217,392
    Joyo Bank, Ltd. (The)..............................  8,000   42,565
    JX Holdings, Inc................................... 46,040  236,742
    Kagoshima Bank, Ltd. (The).........................  3,238   21,302
    Kamigumi Co., Ltd..................................  5,000   47,821
    Kaneka Corp........................................  9,000   54,126
#   Kawasaki Kisen Kaisha, Ltd......................... 14,000   29,846
    Keiyo Bank, Ltd. (The).............................  9,000   45,357
#   Kewpie Corp........................................  1,000   17,995
    Kinden Corp........................................  4,000   44,708
    Kobe Steel, Ltd.................................... 71,000  115,575
    Konica Minolta, Inc................................ 13,500  144,125
#   Kuraray Co., Ltd...................................  6,400   83,830

                                     1044

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Kurita Water Industries, Ltd.......................     400 $    9,191
    Kyocera Corp.......................................   4,600    222,811
    Kyowa Hakko Kirin Co., Ltd.........................   4,000     54,954
#   LIXIL Group Corp...................................   1,400     33,939
    Marubeni Corp......................................  34,000    238,953
#   Marui Group Co., Ltd...............................   7,158     69,070
    Maruichi Steel Tube, Ltd...........................     900     24,913
    Medipal Holdings Corp..............................   4,200     52,931
    Mitsubishi Chemical Holdings Corp..................  38,600    168,937
    Mitsubishi Corp....................................   9,700    204,397
#   Mitsubishi Gas Chemical Co., Inc...................  12,000     77,982
#   Mitsubishi Logistics Corp..........................   1,000     15,162
    Mitsubishi Materials Corp..........................  37,000    134,504
    Mitsubishi Tanabe Pharma Corp......................   3,600     52,292
    Mitsubishi UFJ Financial Group, Inc................ 234,300  1,381,737
    Mitsui & Co., Ltd..................................  24,800    397,727
    Mitsui Chemicals, Inc..............................  17,000     45,830
    Mitsui OSK Lines, Ltd..............................  36,000    133,389
    Mizuho Financial Group, Inc........................ 397,000    770,764
    MS&AD Insurance Group Holdings, Inc................   7,719    175,703
    Nagase & Co., Ltd..................................   3,111     38,210
    NEC Corp...........................................  73,000    281,843
#   NH Foods, Ltd......................................   5,000    102,353
    Nikon Corp.........................................     600      9,306
    Nippon Electric Glass Co., Ltd.....................   7,000     39,217
    Nippon Express Co., Ltd............................  18,000     87,045
#   Nippon Paper Industries Co., Ltd...................   3,600     62,941
    Nippon Shokubai Co., Ltd...........................   2,000     25,636
    Nippon Steel & Sumitomo Metal Corp................. 157,000    474,087
#   Nippon Yusen K.K...................................  42,000    120,340
    Nishi-Nippon City Bank, Ltd. (The).................  18,779     48,753
    Nissan Motor Co., Ltd..............................  44,600    437,544
    Nisshin Seifun Group, Inc..........................   2,750     32,114
    Nisshin Steel Co., Ltd.............................   1,600     21,604
    Nisshinbo Holdings, Inc............................   3,000     30,280
    NKSJ Holdings, Inc.................................   2,900     73,229
    NOK Corp...........................................   1,500     30,629
    NTN Corp...........................................   9,000     43,375
    NTT DOCOMO, Inc....................................  30,100    527,838
    Oji Holdings Corp..................................  18,000     72,445
    Onward Holdings Co., Ltd...........................   3,000     21,389
#   Otsuka Holdings Co., Ltd...........................   1,100     35,027
    Rengo Co., Ltd.....................................   4,000     18,273
#   Resona Holdings, Inc...............................  20,000    111,452
    Ricoh Co., Ltd.....................................  23,000    263,293
    Rohm Co., Ltd......................................   3,200    180,401
    Sankyo Co., Ltd....................................     400     15,565
    SBI Holdings, Inc..................................   1,700     19,833
    Sekisui Chemical Co., Ltd..........................   2,000     23,981
    Sekisui House, Ltd.................................  15,700    206,061
    Shiga Bank, Ltd. (The).............................   7,108     42,093
    Shimizu Corp.......................................   7,000     53,617
    Shizuoka Bank, Ltd. (The)..........................   9,000     96,998

                                     1045

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Showa Denko K.K.................................... 26,000 $    37,822
#   Showa Shell Sekiyu KK..............................  2,100      23,685
    SKY Perfect JSAT Holdings, Inc.....................  4,600      27,277
    Sojitz Corp........................................ 26,100      44,394
#   Sony Corp..........................................  1,700      30,984
    Sony Corp. Sponsored ADR........................... 22,200     409,146
    Sumitomo Chemical Co., Ltd......................... 42,000     159,643
    Sumitomo Corp......................................  7,300      96,200
    Sumitomo Electric Industries, Ltd.................. 25,100     367,903
    Sumitomo Forestry Co., Ltd.........................  2,700      31,806
    Sumitomo Heavy Industries, Ltd..................... 10,000      48,872
    Sumitomo Metal Mining Co., Ltd..................... 14,000     233,229
    Sumitomo Mitsui Financial Group, Inc............... 18,700     762,296
    Sumitomo Mitsui Trust Holdings, Inc................ 15,000      65,276
    Sumitomo Rubber Industries, Ltd....................  1,400      20,278
    Suzuki Motor Corp..................................  6,100     203,557
    T&D Holdings, Inc..................................  9,900     124,251
#   Takashimaya Co., Ltd...............................  6,000      55,181
#   TDK Corp...........................................  3,500     167,899
#   Teijin, Ltd........................................ 22,000      54,481
    Tokai Rika Co., Ltd................................    600      12,521
    Tokio Marine Holdings, Inc.........................  1,400      44,025
    Tokyo Broadcasting System Holdings, Inc............  1,600      18,510
#   Toppan Printing Co., Ltd........................... 16,000     121,878
    Tosoh Corp.........................................  8,000      35,101
    Toyo Seikan Group Holdings, Ltd....................  4,251      66,206
    Toyota Tsusho Corp.................................  6,000     166,804
    Ube Industries, Ltd................................ 16,000      27,607
    UNY Group Holdings Co., Ltd........................  6,250      37,154
    Wacoal Holdings Corp...............................  2,000      21,127
#   Yamada Denki Co., Ltd..............................  9,000      31,943
    Yamaguchi Financial Group, Inc.....................  5,852      59,943
    Yamaha Corp........................................  3,100      47,237
    Yamato Kogyo Co., Ltd..............................    800      26,004
                                                               -----------
TOTAL JAPAN............................................         16,675,733
                                                               -----------
NETHERLANDS -- (3.0%)
    Aegon NV........................................... 48,730     395,184
    Akzo Nobel NV......................................  2,100     151,250
#   ArcelorMittal(B295F26)............................. 14,502     220,576
    ArcelorMittal(B03XPL1)............................. 17,931     272,281
*   ING Groep NV....................................... 65,495     850,622
    Koninklijke Ahold NV...............................     --           4
    Koninklijke Boskalis Westminster NV................    908      48,495
    Koninklijke DSM NV.................................  4,590     317,092
    Koninklijke Philips NV.............................  8,146     251,064
                                                               -----------
TOTAL NETHERLANDS......................................          2,506,568
                                                               -----------
NEW ZEALAND -- (0.1%)
    Contact Energy, Ltd................................  5,869      27,561

                                     1046

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.............................   1,616 $   12,438
                                                                ----------
TOTAL NEW ZEALAND......................................             39,999
                                                                ----------
NORWAY -- (0.8%)
    DNB ASA............................................  15,991    283,386
    Norsk Hydro ASA....................................  27,971    165,828
    Orkla ASA..........................................   2,637     23,869
*   Storebrand ASA.....................................   7,005     38,921
    Subsea 7 SA........................................   4,168     69,578
    Yara International ASA.............................   1,465     66,939
                                                                ----------
TOTAL NORWAY...........................................            648,521
                                                                ----------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA..................................   4,290     30,249
                                                                ----------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd....................................  58,500    161,208
    City Developments, Ltd.............................   1,000      8,446
    DBS Group Holdings, Ltd............................  14,128    205,836
    Golden Agri-Resources, Ltd......................... 137,000     58,484
    Hutchison Port Holdings Trust......................  51,000     37,944
    Keppel Land, Ltd...................................  13,000     37,809
#*  Neptune Orient Lines, Ltd..........................  14,000     10,637
    Noble Group, Ltd...................................  72,000     81,506
*   OUE Hospitality Trust..............................      --         --
    OUE, Ltd...........................................   5,000      9,792
    Singapore Airlines, Ltd............................  21,000    173,406
    United Industrial Corp., Ltd.......................  31,000     84,443
    UOL Group, Ltd.....................................   4,000     21,192
    Wheelock Properties Singapore, Ltd.................  14,000     21,230
    Wilmar International, Ltd..........................  34,000     88,769
                                                                ----------
TOTAL SINGAPORE........................................          1,000,702
                                                                ----------
SPAIN -- (2.2%)
    Acciona SA.........................................     890     72,984
    Banco de Sabadell SA...............................  81,024    263,018
    Banco Popular Espanol SA...........................  32,361    197,487
    Banco Santander SA.................................  28,184    283,173
    CaixaBank SA.......................................   9,025     54,269
#   Iberdrola SA.......................................  83,720    622,851
    Mapfre SA..........................................   4,825     18,559
    Repsol SA..........................................  12,661    315,734
                                                                ----------
TOTAL SPAIN............................................          1,828,075
                                                                ----------
SWEDEN -- (2.8%)
    Boliden AB.........................................   4,059     65,756
    ICA Gruppen AB.....................................     656     20,399
    Meda AB Class A....................................   1,317     21,234
    Nordea Bank AB.....................................  41,285    553,664
    Skandinaviska Enskilda Banken AB Class A...........  35,139    470,405
#*  SSAB AB Class A....................................   3,054     29,482
#*  SSAB AB Class B....................................   1,349     11,826

                                     1047

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    Svenska Cellulosa AB Class A.......................     637 $   15,810
    Svenska Cellulosa AB Class B.......................   5,851    144,087
    Svenska Handelsbanken AB Class A...................   1,736     83,606
    Swedbank AB Class A................................   5,276    135,159
    Tele2 AB Class B...................................   1,748     21,325
    Telefonaktiebolaget LM Ericsson Class B............  46,520    579,261
    TeliaSonera AB.....................................  26,269    196,748
                                                                ----------
TOTAL SWEDEN...........................................          2,348,762
                                                                ----------
SWITZERLAND -- (8.0%)
    Adecco SA..........................................   3,925    293,584
    Aryzta AG..........................................   2,173    196,549
    Baloise Holding AG.................................   1,176    141,597
    Clariant AG........................................   6,581    122,518
    Credit Suisse Group AG.............................  27,987    759,225
    Credit Suisse Group AG Sponsored ADR...............     214      5,799
    Holcim, Ltd........................................   7,487    599,083
    Lonza Group AG.....................................     612     67,867
    Novartis AG........................................  19,006  1,653,495
    Sulzer AG..........................................     585     77,356
    Swatch Group AG (The)..............................     369     36,950
    Swiss Life Holding AG..............................     855    197,717
    Swiss Re AG........................................  13,004  1,105,438
    UBS AG.............................................  26,534    455,895
    Zurich Insurance Group AG..........................   3,199    929,340
                                                                ----------
TOTAL SWITZERLAND......................................          6,642,413
                                                                ----------
UNITED KINGDOM -- (15.4%)
    Anglo American P.L.C...............................  24,603    660,737
    Barclays P.L.C.....................................  41,183    156,112
    Barclays P.L.C. Sponsored ADR......................  33,265    504,963
    BP P.L.C...........................................  28,632    233,171
    BP P.L.C. Sponsored ADR............................  58,560  2,867,683
#   Carnival P.L.C. ADR................................   5,587    201,858
    Friends Life Group, Ltd............................  25,787    144,207
    Glencore P.L.C.....................................  75,142    454,057
    HSBC Holdings P.L.C................................  40,067    429,555
    HSBC Holdings P.L.C. Sponsored ADR.................  19,417  1,036,674
    Investec P.L.C.....................................  15,846    137,059
    J Sainsbury P.L.C..................................  35,421    186,699
    Kingfisher P.L.C...................................  69,301    350,031
*   Lloyds Banking Group P.L.C......................... 122,100    152,219
#*  Lloyds Banking Group P.L.C. ADR....................  51,291    257,481
    Old Mutual P.L.C...................................  89,944    295,895
    Pearson P.L.C. Sponsored ADR.......................   4,609     88,539
*   Royal Bank of Scotland Group P.L.C.................   7,246     43,190
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..   5,598     66,504
#   Royal Dutch Shell P.L.C. ADR(780259107)............  28,341  2,441,294
    Royal Dutch Shell P.L.C. ADR(780259206)............   9,770    799,479
    Standard Chartered P.L.C...........................   4,736     98,214
    Vedanta Resources P.L.C............................   2,074     36,589
    Vodafone Group P.L.C...............................  34,892    116,193

                                     1048

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
      Vodafone Group P.L.C. Sponsored ADR..................  25,258 $   839,065
      WM Morrison Supermarkets P.L.C.......................  45,412     128,893
                                                                    -----------
TOTAL UNITED KINGDOM.......................................          12,726,361
                                                                    -----------
TOTAL COMMON STOCKS........................................          75,651,369
                                                                    -----------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Porsche Automobil Holding SE.........................   2,107     196,940
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14..........................  28,184       5,813
                                                                    -----------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)    VALUE+
                                                            ------- -----------
SECURITIES LENDING COLLATERAL -- (8.4%)
(S)@  DFA Short Term Investment Fund....................... 600,167   6,943,931
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $75,611,994)^^.........         $82,798,053
                                                                    ===========

                                     1049

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia.......................          -- $ 4,378,286   --    $ 4,378,286
   Austria.........................          --     132,297   --        132,297
   Belgium.........................          --   1,262,117   --      1,262,117
   Canada.......................... $ 6,978,997          --   --      6,978,997
   Denmark.........................          --   1,156,879   --      1,156,879
   Finland.........................          --     854,564   --        854,564
   France..........................     862,125   6,458,384   --      7,320,509
   Germany.........................     391,200   5,427,292   --      5,818,492
   Hong Kong.......................          --   1,614,919   --      1,614,919
   Ireland.........................      13,906      71,068   --         84,974
   Israel..........................          --     254,304   --        254,304
   Italy...........................          --   1,347,648   --      1,347,648
   Japan...........................     409,146  16,266,587   --     16,675,733
   Netherlands.....................     220,576   2,285,992   --      2,506,568
   New Zealand.....................          --      39,999   --         39,999
   Norway..........................          --     648,521   --        648,521
   Portugal........................          --      30,249   --         30,249
   Singapore.......................          --   1,000,702   --      1,000,702
   Spain...........................          --   1,828,075   --      1,828,075
   Sweden..........................          --   2,348,762   --      2,348,762
   Switzerland.....................       5,799   6,636,614   --      6,642,413
   United Kingdom..................   9,103,540   3,622,821   --     12,726,361
Preferred Stocks
   Germany.........................          --     196,940   --        196,940
Rights/Warrants
   Spain...........................          --       5,813   --          5,813
Securities Lending Collateral......          --   6,943,931   --      6,943,931
                                    ----------- -----------   --    -----------
TOTAL.............................. $17,985,289 $64,812,764   --    $82,798,053
                                    =========== ===========   ==    ===========

                                     1050

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (91.8%)

AUSTRALIA -- (6.5%)
    Adelaide Brighton, Ltd.............................  20,639 $   69,604
    AGL Energy, Ltd....................................   5,851     79,755
#   ALS, Ltd...........................................  11,011     78,949
*   Alumina, Ltd....................................... 150,553    221,342
    Amalgamated Holdings, Ltd..........................   4,722     41,662
    Amcom Telecommunications, Ltd......................   8,384     15,875
    Amcor, Ltd.........................................  22,467    215,038
    AMP, Ltd........................................... 168,228    849,197
*   Antares Energy, Ltd................................  23,903     13,105
    AP Eagers, Ltd.....................................   3,748     20,116
    APA Group..........................................  26,863    185,429
    ARB Corp., Ltd.....................................   2,106     23,767
    Arrium, Ltd........................................  45,969     34,540
    Asciano, Ltd.......................................  43,633    242,206
    ASX, Ltd...........................................   4,181    139,631
#   Atlas Iron, Ltd....................................  50,565     29,406
    Aurizon Holdings, Ltd..............................  19,499     90,031
#   Ausdrill, Ltd......................................   2,610      2,610
#   Ausenco, Ltd.......................................   4,581      2,546
    Austbrokers Holdings, Ltd..........................   2,014     18,668
#   Austin Engineering, Ltd............................   5,812      8,859
    Australia & New Zealand Banking Group, Ltd.........  41,787  1,304,657
*   Australian Agricultural Co., Ltd...................  16,005     18,414
    Australian Pharmaceutical Industries, Ltd..........  16,591      9,206
    Automotive Holdings Group, Ltd.....................  12,600     45,275
#*  AWE, Ltd...........................................  22,768     38,090
    Bank of Queensland, Ltd............................  21,378    246,724
    BC Iron, Ltd.......................................   4,113     12,802
    Beach Energy, Ltd..................................  60,347     93,879
*   Beadell Resources, Ltd.............................  18,149      8,637
    Bega Cheese, Ltd...................................   5,491     24,719
    Bendigo and Adelaide Bank, Ltd.....................  26,655    313,601
    BHP Billiton, Ltd..................................  54,673  1,941,243
    BHP Billiton, Ltd. Sponsored ADR...................   1,016     72,227
*   Billabong International, Ltd.......................  25,506     12,580
    Blackmores, Ltd....................................     416     10,973
*   BlueScope Steel, Ltd...............................  19,711    113,282
#*  Boart Longyear, Ltd................................  21,171      3,569
    Boral, Ltd.........................................  46,660    229,529
#   Bradken, Ltd.......................................   8,625     35,844
    Brambles, Ltd......................................  29,100    251,922
#   Breville Group, Ltd................................   7,096     54,403
    Brickworks, Ltd....................................   1,451     19,224
    BT Investment Management, Ltd......................   4,719     29,191
#   Cabcharge Australia, Ltd...........................   5,750     24,442
    Caltex Australia, Ltd..............................   7,323    166,597
#   Cardno, Ltd........................................   7,731     44,782
    carsales.com, Ltd..................................   8,742     92,316
#   Cash Converters International, Ltd.................  19,611     20,324
    Cedar Woods Properties, Ltd........................   2,082     14,564
    Coca-Cola Amatil, Ltd..............................  10,691     91,175

                                     1051

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
#   Cochlear, Ltd......................................   1,783 $104,687
    Commonwealth Bank of Australia.....................  11,112  857,065
    Computershare, Ltd.................................   7,339   88,566
    CSG, Ltd...........................................   9,385    8,745
    CSR, Ltd...........................................  27,372   95,196
    David Jones, Ltd...................................  19,202   71,199
    Decmil Group, Ltd..................................  10,789   19,761
    Domino's Pizza Enterprises, Ltd....................   3,090   61,430
    Downer EDI, Ltd....................................  18,658   83,220
#*  Drillsearch Energy, Ltd............................  30,464   46,140
    DuluxGroup, Ltd....................................  14,251   72,348
*   Emeco Holdings, Ltd................................   7,304    1,465
*   Energy Resources of Australia, Ltd.................   3,419    4,248
#*  Energy World Corp., Ltd............................  19,261    6,223
    Envestra, Ltd......................................  36,163   43,479
    ERM Power, Ltd.....................................   2,185    4,124
#   Evolution Mining, Ltd..............................   3,686    2,629
    Fairfax Media, Ltd................................. 111,798   87,995
    Finbar Group, Ltd..................................   8,281   12,992
#   Fleetwood Corp., Ltd...............................     779    1,570
#   Flight Centre Travel Group, Ltd....................   1,739   75,864
    Forge Group, Ltd...................................   4,090       --
#   Fortescue Metals Group, Ltd........................  50,787  227,690
    Goodman Fielder, Ltd...............................  53,891   32,032
    GrainCorp, Ltd. Class A............................   2,977   23,932
#   GUD Holdings, Ltd..................................   5,860   40,399
#   GWA Group, Ltd.....................................  11,308   30,543
#   Harvey Norman Holdings, Ltd........................  31,086   88,206
    Hills, Ltd.........................................  18,019   30,384
*   Horizon Oil, Ltd...................................  94,750   32,830
#   iiNET, Ltd.........................................   4,952   34,663
#   Iluka Resources, Ltd...............................   8,845   71,660
#   Imdex, Ltd.........................................   3,611    2,154
    Incitec Pivot, Ltd.................................  98,055  268,342
    Independence Group NL..............................  18,676   82,936
    Insurance Australia Group, Ltd.....................  62,615  364,412
    Invocare, Ltd......................................   7,417   72,300
#   IOOF Holdings, Ltd.................................   7,032   56,456
#   Iress, Ltd.........................................   2,924   23,512
    James Hardie Industries P.L.C......................  11,964  148,577
#   JB Hi-Fi, Ltd......................................   5,775  106,244
*   Kingsgate Consolidated, Ltd........................   1,314    1,100
#   Leighton Holdings, Ltd.............................   9,194  186,985
    Lend Lease Group...................................  13,680  170,715
#   M2 Telecommunications Group, Ltd...................  10,206   57,293
    MACA, Ltd..........................................   8,396   15,983
*   Macmahon Holdings, Ltd.............................  25,813    2,739
    Macquarie Group, Ltd...............................   4,462  238,820
#   Magellan Financial Group, Ltd......................   5,482   59,159
*   Mayne Pharma Group, Ltd............................  27,932   22,367
    McMillan Shakespeare, Ltd..........................   2,776   24,250
*   Medusa Mining, Ltd.................................     788    1,198
#   Mermaid Marine Australia, Ltd......................  12,228   22,860

                                     1052

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    Mincor Resources NL................................  3,984 $  2,961
    Mineral Resources, Ltd.............................  8,337   84,656
#   Monadelphous Group, Ltd............................  4,798   70,611
    Mortgage Choice, Ltd...............................  2,795    8,126
    Mount Gibson Iron, Ltd............................. 26,826   17,961
#   Myer Holdings, Ltd................................. 33,352   69,638
    National Australia Bank, Ltd....................... 26,937  874,634
    Navitas, Ltd.......................................  7,555   34,396
    New Hope Corp., Ltd................................  8,865   24,484
*   Newcrest Mining, Ltd............................... 14,142  141,277
    NIB Holdings, Ltd.................................. 15,978   47,971
#   Northern Star Resources, Ltd....................... 40,580   64,205
#   NRW Holdings, Ltd.................................. 23,027   22,807
    Nufarm, Ltd........................................ 11,100   44,362
    Oil Search, Ltd....................................  7,708   67,417
#   Orica, Ltd.........................................  6,857  138,491
    Origin Energy, Ltd................................. 26,010  342,543
*   Orocobre, Ltd......................................  8,159   19,806
    Orora, Ltd.........................................  5,257    7,080
    OZ Minerals, Ltd................................... 17,097   72,684
    Pacific Brands, Ltd................................ 24,707   12,863
#*  Paladin Energy, Ltd................................ 32,268   11,035
    PanAust, Ltd....................................... 22,443   46,507
*   Panoramic Resources, Ltd...........................  9,832    9,062
*   Peet, Ltd..........................................  4,909    6,157
    Perpetual, Ltd.....................................  1,958   87,826
*   Perseus Mining, Ltd................................ 60,427   23,934
#   Platinum Asset Management, Ltd.....................  9,060   53,268
    Premier Investments, Ltd...........................  2,662   23,848
    Programmed Maintenance Services, Ltd...............  7,117   18,595
#*  Qantas Airways, Ltd................................ 73,331   89,854
    QBE Insurance Group, Ltd........................... 20,207  204,245
#   Qube Holdings, Ltd................................. 12,214   25,396
    RCR Tomlinson, Ltd.................................  2,571    6,970
#   REA Group, Ltd.....................................  2,014   87,715
*   Recall Holdings, Ltd...............................  1,582    7,534
*   Red Fork Energy, Ltd............................... 23,710    2,144
    Regis Resources, Ltd...............................  5,460    8,790
*   Resolute Mining, Ltd............................... 13,592    7,407
#   Retail Food Group, Ltd.............................  1,521    6,578
    Ridley Corp., Ltd..................................  4,192    3,205
    Rio Tinto, Ltd.....................................  6,574  399,329
*   Roc Oil Co., Ltd................................... 10,956    6,281
    SAI Global, Ltd.................................... 10,948   49,337
*   Sandfire Resources NL..............................  4,951   29,250
    Santos, Ltd........................................ 20,349  272,617
*   Saracen Mineral Holdings, Ltd...................... 90,687   36,507
    Seek, Ltd.......................................... 10,037  151,714
#*  Senex Energy, Ltd.................................. 31,721   19,803
#   Seven Group Holdings, Ltd..........................  3,625   25,665
#   Seven West Media, Ltd.............................. 22,987   43,181
    Sigma Pharmaceuticals, Ltd......................... 44,464   32,135
#*  Silver Lake Resources, Ltd......................... 47,532   20,051

                                     1053

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
AUSTRALIA -- (Continued)
#*  Sims Metal Management, Ltd......................... 13,920 $   152,545
    Sirtex Medical, Ltd................................  2,223      38,553
    Skilled Group, Ltd.................................  6,146      14,396
#   Slater & Gordon, Ltd...............................  3,496      16,076
#   SMS Management & Technology, Ltd...................  9,154      34,835
    Sonic Healthcare, Ltd..............................  4,576      76,539
#   Southern Cross Media Group, Ltd.................... 14,928      16,570
    SP AusNet.......................................... 55,047      68,568
    Spark Infrastructure Group......................... 31,247      54,448
#*  St Barbara, Ltd.................................... 10,906       1,094
    STW Communications Group, Ltd...................... 19,193      26,196
    Suncorp Group, Ltd................................. 30,349     399,030
*   Sundance Energy Australia, Ltd..................... 27,367      34,471
#   Super Retail Group, Ltd............................  3,035      26,428
    Sydney Airport.....................................  6,150      24,396
    Tassal Group, Ltd..................................  9,471      35,058
#   Telstra Corp., Ltd................................. 35,810     181,596
#*  Ten Network Holdings, Ltd.......................... 59,087      15,456
    TFS Corp., Ltd.....................................  9,688      15,542
*   Tiger Resources, Ltd............................... 62,676      18,436
#   Toll Holdings, Ltd................................. 41,494     208,457
    Tox Free Solutions, Ltd............................  7,710      23,298
    TPG Telecom, Ltd...................................  6,946      35,276
*   Transfield Services, Ltd........................... 40,387      50,151
*   Transpacific Industries Group, Ltd................. 83,547      83,104
    Transurban Group................................... 23,074     165,694
*   Troy Resources, Ltd................................    443         326
#   UGL, Ltd...........................................  5,085      32,639
    UXC, Ltd...........................................  5,386       3,885
    Village Roadshow, Ltd..............................  3,337      24,029
#*  Virgin Australia Holdings, Ltd. (B43DQC7).......... 73,965      27,724
    Vocus Communications, Ltd..........................  4,802      22,651
    Wesfarmers, Ltd.................................... 13,904     563,024
    Western Areas, Ltd.................................  5,005      23,118
    Westpac Banking Corp............................... 19,827     630,499
#*  Whitehaven Coal, Ltd............................... 22,370      34,892
    Woodside Petroleum, Ltd............................ 18,840     739,544
    Woolworths, Ltd.................................... 10,399     354,443
    WorleyParsons, Ltd.................................  3,962      65,261
                                                               -----------
TOTAL AUSTRALIA........................................         20,339,375
                                                               -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG.............................    125      14,274
    Andritz AG.........................................    982      53,152
    Atrium European Real Estate, Ltd...................  1,115       6,224
*   BUWOG AG...........................................    641      12,342
#   Conwert Immobilien Invest SE.......................  2,058      25,240
    DO & Co. AG........................................    270      16,640
    Erste Group Bank AG................................  5,388     138,355
    EVN AG.............................................  1,416      19,595
    Flughafen Wien AG..................................    718      67,358
    IMMOFINANZ AG......................................  6,880      21,697
    Kapsch TrafficCom AG...............................     86       3,378

                                     1054

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    Lenzing AG.........................................    486 $   28,395
    Mayr Melnhof Karton AG.............................    541     64,493
    Oesterreichische Post AG...........................  1,393     65,310
    OMV AG.............................................  6,375    256,394
    Palfinger AG.......................................    416     12,890
    POLYTEC Holding AG.................................    362      3,582
    Raiffeisen Bank International AG...................  7,054    193,714
#   RHI AG.............................................  1,038     32,198
    Rosenbauer International AG........................    131     11,599
    S IMMO AG..........................................  1,407     11,201
    Schoeller-Bleckmann Oilfield Equipment AG..........    459     54,591
    Semperit AG Holding................................    494     27,520
#   Strabag SE.........................................    629     16,860
    UNIQA Insurance Group AG...........................  2,094     26,230
#   Verbund AG.........................................  2,292     43,111
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  1,086     53,904
    Voestalpine AG.....................................  2,360    103,858
    Wienerberger AG....................................  6,465     97,036
#   Zumtobel AG........................................  1,877     38,582
                                                               ----------
TOTAL AUSTRIA..........................................         1,519,723
                                                               ----------
BELGIUM -- (1.0%)
*   Ablynx NV..........................................  1,906     22,436
    Ackermans & van Haaren NV..........................  1,469    177,967
    Ageas..............................................  9,500    340,964
*   AGFA-Gevaert NV.................................... 13,663     40,819
    Arseus NV..........................................  1,559     84,120
    Banque Nationale de Belgique.......................      8     37,084
    Barco NV...........................................    523     38,528
    Belgacom SA........................................  9,552    312,147
#   Cie d'Entreprises CFE..............................    393     38,543
    Cie Maritime Belge SA..............................    333      7,795
    Colruyt SA.........................................  1,820     88,137
    D'ieteren SA.......................................    745     31,431
    Deceuninck NV......................................  5,234     13,149
    Delhaize Group SA..................................  6,429    419,538
    Delhaize Group SA Sponsored ADR....................  5,552     90,109
#   Econocom Group.....................................    801      7,292
    Elia System Operator SA............................  1,600     77,888
*   Euronav NV.........................................  3,136     37,932
#   EVS Broadcast Equipment SA.........................    367     18,780
    Exmar NV...........................................  2,383     36,782
*   Ion Beam Applications..............................    595      8,963
*   KBC Groep NV.......................................  3,991    216,332
    Kinepolis Group NV.................................    705     27,364
    Lotus Bakeries.....................................      6      7,608
    Melexis NV.........................................    726     33,580
*   Mobistar SA........................................  1,345     26,806
    NV Bekaert SA......................................  1,317     49,226
#   Nyrstar NV.........................................  3,526     14,558
    Recticel SA........................................  2,190     20,940
    Sipef SA...........................................     26      2,101
    Solvay SA..........................................  1,906    307,757

                                     1055

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
*   Telenet Group Holding NV.................................    861 $   46,022
*   Tessenderlo Chemie NV....................................  1,802     52,140
#*  ThromboGenics NV.........................................    592      7,237
    Umicore SA...............................................  5,218    252,179
    Van de Velde NV..........................................    436     23,044
                                                                     ----------
TOTAL BELGIUM................................................         3,017,298
                                                                     ----------
CANADA -- (10.3%)
*   5N Plus, Inc.............................................  4,100     14,214
    Absolute Software Corp...................................  3,700     22,736
*   Advantage Oil & Gas, Ltd.(00765F101).....................  3,399     18,151
*   Advantage Oil & Gas, Ltd.(B66PKS8).......................  7,920     42,347
    Aecon Group, Inc.........................................  4,795     72,166
#   AG Growth International, Inc.............................    200      8,946
    AGF Management, Ltd. Class B.............................  1,700     18,429
    Agnico Eagle Mines, Ltd.(2009823)........................    892     33,150
    Agnico Eagle Mines, Ltd.(008474108)......................  3,299    122,690
    Agrium, Inc..............................................  3,820    347,926
    Aimia, Inc...............................................  3,000     52,745
#*  Ainsworth Lumber Co., Ltd................................  2,800      6,882
*   Air Canada Class A.......................................  2,900     25,453
    Alacer Gold Corp......................................... 11,696     26,710
*   Alamos Gold, Inc.(011527108).............................  1,200     10,716
    Alamos Gold, Inc.(2411707)...............................  1,088      9,679
*   Alexco Resource Corp.....................................  1,285      1,311
    Algonquin Power & Utilities Corp.........................  7,894     58,715
    Alimentation Couche Tard, Inc. Class B...................  5,086    139,190
    Alliance Grain Traders, Inc..............................  1,700     32,601
#   AltaGas, Ltd.............................................  2,300    104,100
    Altus Group, Ltd.........................................    921     19,005
#*  Alvopetro Energy, Ltd....................................    700        623
#   ARC Resources, Ltd.......................................  2,500     68,877
#*  Argonaut Gold, Inc.......................................  3,300     12,046
#*  Artek Exploration, Ltd...................................  8,000     24,799
    Atco, Ltd. Class I.......................................  2,600    113,982
*   Athabasca Oil Corp....................................... 11,500     65,708
*   ATS Automation Tooling Systems, Inc......................  3,200     43,524
    AuRico Gold, Inc.(05155C105)............................. 10,768     44,149
    AuRico Gold, Inc.(2287317)...............................  3,210     13,189
    AutoCanada, Inc..........................................    549     36,494
*   Avigilon Corp............................................    547     12,748
#*  B2Gold Corp.............................................. 29,863     77,235
#   Badger Daylighting, Ltd..................................  1,700     49,767
    Bank of Montreal......................................... 10,320    769,562
    Bank of Nova Scotia...................................... 19,404  1,317,532
*   Bankers Petroleum, Ltd................................... 26,500    149,713
    Barrick Gold Corp........................................ 39,531    714,720
    Baytex Energy Corp.......................................  1,740     74,646
    BCE, Inc.................................................  2,198     99,525
    Bell Aliant, Inc.........................................  2,300     65,181
*   Bellatrix Exploration, Ltd...............................  7,224     53,467
*   Birchcliff Energy, Ltd...................................  7,200     71,911
    Black Diamond Group, Ltd.................................  1,800     48,386

                                     1056

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
*   BlackBerry, Ltd.(09228F103)........................ 21,014 $  196,061
*   BlackBerry, Ltd.(BCBHZ31)..........................  1,647     15,392
*   BlackPearl Resources, Inc.......................... 10,381     20,470
*   BNK Petroleum, Inc.................................  9,658     11,515
#   Bombardier, Inc. Class B........................... 10,500     35,920
#   Bonavista Energy Corp.............................. 10,456    135,213
#   Bonterra Energy Corp...............................  1,800     99,612
    Boralex, Inc. Class A..............................  3,000     37,749
    Brookfield Asset Management, Inc. Class A..........  2,796    124,728
*   Brookfield Residential Properties, Inc.............    457      8,450
    Calfrac Well Services, Ltd.........................  3,200     61,191
    Cameco Corp........................................  7,189    144,930
    Canaccord Genuity Group, Inc.......................  6,700     77,916
    Canadian Energy Services & Technology Corp.........  3,900     33,944
#   Canadian Imperial Bank of Commerce.................  4,400    408,056
    Canadian National Railway Co.......................  7,088    473,762
    Canadian Natural Resources, Ltd.................... 29,140  1,270,504
    Canadian Oil Sands, Ltd............................ 10,272    219,411
    Canadian Pacific Railway, Ltd......................    799    151,770
#   Canadian Tire Corp., Ltd. Class A..................  1,500    142,496
    Canadian Utilities, Ltd. Class A...................    700     25,147
    Canadian Western Bank..............................  5,300    202,308
    Canam Group, Inc. Class A..........................  3,400     41,566
    CanElson Drilling, Inc.............................  4,900     34,334
#   Canexus Corp.......................................  3,400     14,718
*   Canfor Corp........................................  2,200     46,589
    Canfor Pulp Products, Inc..........................  1,300     14,033
    Canyon Services Group, Inc.........................  2,376     34,169
#   Capital Power Corp.................................  2,600     63,215
#   Capstone Infrastructure Corp.......................  8,300     33,798
*   Capstone Mining Corp............................... 28,700     76,860
    Cascades, Inc......................................  8,000     48,865
*   Catamaran Corp.....................................  1,690     76,878
    CCL Industries, Inc. Class B.......................  1,085    107,410
*   Celestica, Inc..................................... 13,377    143,535
    Cenovus Energy, Inc................................  6,930    212,751
    Centerra Gold, Inc................................. 12,642     65,740
*   Cequence Energy, Ltd...............................  6,404     12,451
    Cervus Equipment Corp..............................    600     12,359
*   CGI Group, Inc. Class A............................  6,013    215,746
#*  China Gold International Resources Corp., Ltd......  8,852     25,979
#   CI Financial Corp..................................  4,400    142,450
#   Cineplex, Inc......................................  1,400     50,050
    Clarke, Inc........................................  2,201     22,205
    Cogeco Cable, Inc..................................  1,302     72,387
    Cogeco, Inc........................................    175      8,683
    Colabor Group, Inc.................................    500      1,807
    COM DEV International, Ltd.........................  6,741     25,533
    Computer Modelling Group, Ltd......................  1,400     17,141
    Constellation Software, Inc........................    700    166,277
    Contrans Group, Inc. Class A.......................    527      7,298
#*  Copper Mountain Mining Corp........................ 11,097     27,988
#   Corus Entertainment, Inc. Class B..................  5,000    110,515

                                     1057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Cott Corp..........................................  5,107 $ 35,085
#   Crescent Point Energy Corp.(B67C8W8)...............  4,478  182,718
    Crescent Point Energy Corp.(22576C101).............    507   20,696
*   Crew Energy, Inc...................................  9,900   89,253
*   Crocotta Energy, Inc...............................  1,600    6,677
*   DeeThree Exploration, Ltd..........................  3,900   40,990
*   Delphi Energy Corp.................................  8,492   30,920
#*  Denison Mines Corp.................................  3,500    4,654
*   Descartes Systems Group, Inc. (The)................    100    1,347
    DH Corp............................................  3,129   94,557
    Dollarama, Inc.....................................  1,100   90,544
*   Dominion Diamond Corp..............................  4,904   68,656
    Dorel Industries, Inc. Class B.....................  1,689   59,452
*   Dundee Precious Metals, Inc........................  6,718   31,854
    Eldorado Gold Corp.(284902103).....................  7,243   53,743
    Eldorado Gold Corp.(2307873)....................... 37,401  277,502
#   Emera, Inc.........................................  1,600   49,467
    Empire Co., Ltd....................................    865   61,173
#   Enbridge Income Fund Holdings, Inc.................  2,100   56,547
    Enbridge, Inc.(2466149)............................  2,200  107,846
    Enbridge, Inc.(29250N105)..........................  3,601  176,377
    Encana Corp........................................ 19,755  425,720
*   Endeavour Mining Corp.............................. 38,500   30,366
*   Endeavour Silver Corp.(29258Y103)..................  4,949   29,150
*   Endeavour Silver Corp.(2980003)....................  5,300   31,304
    Enerplus Corp......................................  9,284  212,789
    Enghouse Systems, Ltd..............................    577   17,839
    Ensign Energy Services, Inc........................  8,297  133,546
*   Epsilon Energy, Ltd................................  2,803   12,031
#*  Essential Energy Services Trust....................  2,400    5,041
    Evertz Technologies, Ltd...........................  1,400   22,329
#   Exchange Income Corp...............................    200    3,157
    Exco Technologies, Ltd.............................  1,111   11,412
#   Extendicare, Inc...................................  5,400   36,995
    Fairfax Financial Holdings, Ltd....................    427  201,037
    Finning International, Inc.........................  9,300  267,310
    First Capital Realty, Inc..........................  3,151   54,532
*   First Majestic Silver Corp.........................  7,108   75,345
    First Quantum Minerals, Ltd........................ 11,295  267,886
    FirstService Corp..................................    600   33,396
#   Fortis, Inc........................................  2,900   89,233
*   Fortuna Silver Mines, Inc.(349915108)..............  1,312    7,164
*   Fortuna Silver Mines, Inc.(2383033)................  7,299   39,696
#   Genworth MI Canada, Inc............................  2,079   75,392
    George Weston, Ltd.................................  2,634  211,909
    Gibson Energy, Inc.................................  4,802  147,317
    Gildan Activewear, Inc.............................    802   46,965
    Gluskin Sheff + Associates, Inc....................    900   26,314
    GMP Capital, Inc...................................  1,000    7,447
    Goldcorp, Inc......................................  8,897  243,778
#*  Golden Star Resources, Ltd......................... 12,402    6,711
*   Gran Tierra Energy, Inc.(38500T101)................  2,706   17,968
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 11,198   74,253

                                     1058

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  Great Panther Silver, Ltd..........................    753 $    994
    Great-West Lifeco, Inc.............................  3,224   93,910
*   Heroux-Devtek, Inc.................................    200    1,965
    High Liner Foods, Inc..............................    925   21,192
    Horizon North Logistics, Inc.......................  4,600   25,144
    HudBay Minerals, Inc.(443628102)...................  3,940   42,749
    HudBay Minerals, Inc.(B05BDX1).....................  7,449   80,000
    Hudson's Bay Co....................................  1,600   24,154
#   Husky Energy, Inc.................................. 11,600  352,889
    IAMGOLD Corp.(450913108)...........................  4,292   15,837
    IAMGOLD Corp.(2446646)............................. 21,307   78,752
    IGM Financial, Inc.................................    200    9,435
#*  Imax Corp..........................................    400   10,516
*   Imperial Metals Corp...............................  1,400   21,455
    Imperial Oil, Ltd..................................  2,148  110,278
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  6,218  272,649
#   Innergex Renewable Energy, Inc.....................  6,600   63,558
    Intact Financial Corp..............................  1,900  126,719
#   Inter Pipeline, Ltd................................  1,900   58,864
*   Interfor Corp......................................  3,000   41,216
    Intertape Polymer Group, Inc.......................  3,400   43,656
#*  Ithaca Energy, Inc................................. 13,625   30,740
    Jean Coutu Group PJC, Inc. (The) Class A...........  2,100   41,582
    Just Energy Group, Inc.(B693818)...................  4,023   21,724
#   Just Energy Group, Inc.(B63MCN1)...................  1,499    8,111
    K-Bro Linen, Inc...................................    600   20,966
    Keyera Corp........................................  1,244   93,122
#   Killam Properties, Inc.............................  4,400   41,766
*   Kinross Gold Corp.(496902404)...................... 27,330  109,047
*   Kinross Gold Corp.(B03Z841)........................ 15,399   61,576
*   Kirkland Lake Gold, Inc............................  2,200    7,647
*   Knight Therapeutics, Inc...........................    400    1,882
#*  Lake Shore Gold Corp............................... 32,305   35,554
    Laurentian Bank of Canada..........................  2,000   94,557
*   Legacy Oil + Gas, Inc.............................. 10,183   77,048
#   Leisureworld Senior Care Corp......................  2,400   28,373
    Leon's Furniture, Ltd..............................  1,700   22,623
#   Lightstream Resources, Ltd......................... 12,084   79,796
    Linamar Corp.......................................  3,300  179,656
    Loblaw Cos., Ltd...................................  1,175   57,814
#   Long Run Exploration, Ltd..........................  3,800   19,168
    Lucara Diamond Corp................................ 16,596   38,965
*   Lundin Mining Corp................................. 19,769  113,681
    MacDonald Dettwiler & Associates, Ltd..............  1,100   82,201
    Magna International, Inc...........................  2,899  311,353
    Major Drilling Group International, Inc............  5,282   43,550
#   Mandalay Resources Corp............................ 25,500   27,129
    Manitoba Telecom Services, Inc.....................  2,728   78,511
    Manulife Financial Corp............................ 20,246  413,221
    Maple Leaf Foods, Inc..............................  4,900   88,396
    Martinrea International, Inc.......................  5,080   59,776
#   Medical Facilities Corp............................  1,900   29,502
*   MEG Energy Corp....................................  2,400   86,064

                                     1059

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Melcor Developments, Ltd...........................    200 $  4,564
    Methanex Corp......................................  1,899  123,568
    Metro, Inc.........................................  7,159  466,761
#   Morneau Shepell, Inc...............................  2,200   33,978
    MTY Food Group, Inc................................    100    3,033
#   Mullen Group, Ltd..................................  5,910  151,280
    National Bank of Canada............................  9,574  428,497
    Nevsun Resources, Ltd..............................  9,072   34,446
#   New Flyer Industries, Inc..........................  3,976   47,223
*   New Gold, Inc.(2826947)............................ 27,399  168,613
*   New Gold, Inc.(644535106)..........................  4,011   24,628
*   New Millennium Iron Corp...........................  2,000      514
    Newalta Corp.......................................  3,047   58,713
#*  Niko Resources, Ltd................................  3,600    6,537
    Norbord, Inc.......................................  1,000   20,810
*   Nordion, Inc.......................................    800   10,368
    North American Energy Partners, Inc................  2,400   17,400
#*  North American Palladium, Ltd......................  3,301      893
    North West Co., Inc. (The).........................    468   10,301
    Northland Power, Inc...............................  3,827   61,809
#*  Novagold Resources, Inc............................  5,135   19,403
*   NuVista Energy, Ltd................................  6,600   60,592
*   OceanaGold Corp.................................... 18,166   51,815
    Onex Corp..........................................  1,700   98,927
    Open Text Corp.....................................  1,994  110,966
*   Osisko Gold Royalties, Ltd.........................  1,227   17,505
    Pacific Rubiales Energy Corp....................... 15,568  297,696
*   Painted Pony Petroleum, Ltd........................  5,400   57,301
    Pan American Silver Corp........................... 12,681  186,157
*   Paramount Resources, Ltd. Class A..................  1,000   51,158
*   Parex Resources, Inc...............................  7,321   95,411
#   Parkland Fuel Corp.................................  3,200   60,428
#   Pason Systems, Inc.................................  3,022   77,022
*   Pembina Pipeline Corp..............................  2,202   92,220
#   Pengrowth Energy Corp.(B67M828).................... 19,181  122,262
    Pengrowth Energy Corp.(70706P104)..................  4,002   25,613
    Penn West Petroleum, Ltd........................... 20,635  159,509
#   Peyto Exploration & Development Corp...............  3,904  131,225
#   PHX Energy Services Corp...........................    600    8,441
    Potash Corp. of Saskatchewan, Inc..................  4,498  159,634
    Precision Drilling Corp............................ 13,534  168,634
#   Premium Brands Holdings Corp.......................  1,100   22,518
#*  Primero Mining Corp.(B4Z8FV2)......................  3,700   28,335
*   Primero Mining Corp.(74164W106)....................  5,972   45,746
    Progressive Waste Solutions, Ltd...................  5,595  140,434
    Pure Technologies, Ltd.............................  2,200   15,839
    Quebecor, Inc. Class B.............................  2,000   48,535
    Reitmans Canada, Ltd. Class A......................  2,100   11,594
    Richelieu Hardware, Ltd............................    636   29,917
    Ritchie Bros Auctioneers, Inc......................  1,701   41,198
*   RMP Energy, Inc....................................  3,649   26,271
*   Rock Energy, Inc...................................  4,000   23,809
    Rocky Mountain Dealerships, Inc....................    200    1,999

                                     1060

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Rogers Communications, Inc. Class B................    800 $   31,232
#   Rogers Sugar, Inc..................................  3,500     14,541
#   RONA, Inc..........................................  4,300     47,679
    Royal Bank of Canada............................... 11,498    848,667
#   Russel Metals, Inc.................................  2,100     67,853
*   Sandstorm Gold, Ltd................................  4,900     32,986
*   Sandvine Corp......................................  7,400     24,297
    Saputo, Inc........................................  2,525    156,708
    Savanna Energy Services Corp.......................  8,000     58,477
*   Scorpio Mining Corp................................  4,800      1,387
    Sears Canada, Inc..................................  1,813     24,476
    Secure Energy Services, Inc........................  2,600     55,012
#   SEMAFO, Inc........................................ 12,599     54,424
    Shaw Communications, Inc. Class B..................  7,990    195,835
    ShawCor, Ltd.......................................  1,682     85,137
    Sherritt International Corp........................ 24,429    100,373
#*  Sierra Wireless, Inc...............................  1,995     37,885
#*  Silver Standard Resources, Inc.....................  4,692     43,073
    Silver Wheaton Corp................................  2,898     75,667
    SNC-Lavalin Group, Inc.............................    900     47,544
*   Southern Pacific Resource Corp..................... 19,107      3,067
#   Sprott, Inc........................................  9,400     25,432
#   Spyglass Resources Corp............................  3,710      5,614
    Stantec, Inc.......................................    667     42,308
    Stella-Jones, Inc..................................  1,300     32,191
    Stuart Olson, Inc..................................  1,300     11,887
#   Student Transportation, Inc.(B1FQZ15)..............  3,800     24,466
    Student Transportation, Inc.(86388A108)............    700      4,515
    Sun Life Financial, Inc............................  8,791    335,201
    Suncor Energy, Inc................................. 38,662  1,587,848
*   SunOpta, Inc.......................................  1,492     18,432
#   Superior Plus Corp................................. 12,114    154,654
#   Surge Energy, Inc.................................. 10,400     81,075
#*  TAG Oil, Ltd.......................................  1,089      2,497
    Talisman Energy, Inc............................... 19,555    204,350
*   Taseko Mines, Ltd.................................. 11,862     27,306
    Teck Resources, Ltd. Class B....................... 14,146    338,938
    TELUS Corp.........................................  2,698     94,160
*   Thompson Creek Metals Co., Inc.(2439806)...........  9,099     25,202
*   Thompson Creek Metals Co., Inc.(884768102).........  6,318     17,564
    Thomson Reuters Corp...............................  4,105    155,210
    Tim Hortons, Inc...................................  1,390     77,659
*   Timmins Gold Corp.................................. 18,699     34,471
#   TMX Group, Ltd.....................................    970     50,966
    TORC Oil & Gas, Ltd................................  3,534     43,075
    Toromont Industries, Ltd...........................  1,861     44,462
    Toronto-Dominion Bank (The)........................ 29,506  1,541,688
#   Torstar Corp. Class B..............................  2,714     18,818
    Total Energy Services, Inc.........................  1,800     35,906
*   Tourmaline Oil Corp................................  1,296     61,029
    TransAlta Corp..................................... 12,106    138,856
    TransCanada Corp...................................  3,600    180,612
    Transcontinental, Inc. Class A.....................  4,552     58,072

                                     1061

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    TransForce, Inc....................................  7,177 $   181,474
    TransGlobe Energy Corp.(2470548)...................  1,000       6,237
    TransGlobe Energy Corp.(893662106).................    500       3,135
    Trican Well Service, Ltd...........................  9,000     129,922
    Trilogy Energy Corp................................  1,500      38,176
    Trinidad Drilling, Ltd............................. 11,700     113,099
*   Turquoise Hill Resources, Ltd.(900435108)..........  3,396      11,750
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 16,200      56,310
#   Twin Butte Energy, Ltd............................. 13,668      20,809
    Valener, Inc.......................................    800      11,600
#   Veresen, Inc.......................................  3,600      61,180
#   Vermilion Energy, Inc.(B607XS1)....................    600      39,598
*   Vermilion Energy, Inc.(923725105)..................    515      33,918
#   Wajax Corp.........................................    900      28,469
    West Fraser Timber Co., Ltd........................  1,800      81,998
    Western Energy Services Corp.......................  3,800      36,524
    Western Forest Products, Inc....................... 23,514      49,601
    Westshore Terminals Investment Corp................  2,100      63,943
    Whistler Blackcomb Holdings, Inc...................  1,500      23,882
#   Whitecap Resources, Inc............................  9,071     132,028
    Wi-Lan, Inc........................................  5,600      17,976
    Winpak, Ltd........................................    689      17,693
    WSP Global, Inc....................................  1,400      46,930
    Yamana Gold, Inc.(98462Y100)....................... 14,406     122,739
    Yamana Gold, Inc.(2219279).........................  3,249      27,712
#   Zargon Oil & Gas, Ltd..............................    600       4,589
    ZCL Composites, Inc................................  1,726      10,147
                                                               -----------
TOTAL CANADA...........................................         32,266,217
                                                               -----------
DENMARK -- (1.2%)
    ALK-Abello A.S.....................................    379      54,436
*   Alm Brand A.S......................................  5,886      30,173
    Ambu A.S. Class B..................................    377      27,189
*   Auriga Industries A.S. Class B.....................  1,430      76,832
*   Bang & Olufsen A.S.................................  2,210      27,088
#*  Bavarian Nordic A.S................................  1,032      21,134
    Chr Hansen Holding A.S.............................  4,122     170,431
    Coloplast A.S. Class B.............................    689      58,257
#   D/S Norden A.S.....................................    944      28,909
    Danske Bank A.S....................................  8,404     242,797
    Dfds A.S...........................................    510      40,881
    DSV A.S............................................ 14,670     463,272
    East Asiatic Co., Ltd. A.S.........................    260       2,691
#   FLSmidth & Co. A.S.................................  2,083     106,550
*   Genmab A.S.........................................    620      24,769
    GN Store Nord A.S.................................. 11,768     300,803
    H Lundbeck A.S.....................................  2,480      56,838
    IC Companys A.S....................................    908      28,984
*   Jyske Bank A.S.....................................  4,172     236,757
    NKT Holding A.S....................................    891      56,013
    Novozymes A.S. Class B.............................  2,785     137,716
    Pandora A.S........................................  2,090     143,021
    PER Aarsleff A.S. Class B..........................    239      45,815

                                     1062

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
    Ringkjoebing Landbobank A.S........................    163 $   34,184
    Rockwool International A.S. Class B................    522     87,041
    Schouw & Co........................................    735     33,987
    SimCorp A.S........................................  1,766     57,210
    Solar A.S. Class B.................................    239     17,093
    Spar Nord Bank A.S.................................  3,872     42,084
*   Sydbank A.S........................................  2,665     72,949
    TDC A.S............................................ 31,708    319,874
*   Topdanmark A.S.....................................  5,313    163,833
    Tryg A.S...........................................    623     62,769
    United International Enterprises...................     84     17,487
*   Vestas Wind Systems A.S............................  5,980    269,622
*   William Demant Holding A.S.........................    896     77,908
#*  Zealand Pharma A.S.................................  1,202     15,538
                                                               ----------
TOTAL DENMARK..........................................         3,652,935
                                                               ----------
FINLAND -- (1.3%)
#   Aktia Bank Oyj.....................................  1,256     15,722
    Amer Sports Oyj.................................... 11,474    225,970
    BasWare Oyj........................................    260     11,534
#   Cargotec Oyj.......................................  2,985    108,786
    Caverion Corp......................................  3,326     27,610
    Citycon Oyj........................................ 10,077     37,004
    Elektrobit Oyj.....................................  3,951     13,220
    Elisa Oyj..........................................  6,944    198,899
    F-Secure Oyj.......................................  2,973     10,716
*   Finnair Oyj........................................    981      3,752
    Fiskars Oyj Abp....................................  2,550     62,033
    Fortum Oyj......................................... 16,834    432,883
    HKScan Oyj Class A.................................  4,861     24,349
    Huhtamaki Oyj......................................  8,876    236,310
    Kemira Oyj.........................................  6,931     94,313
    Kesko Oyj Class A..................................    790     28,891
    Kesko Oyj Class B..................................  3,790    144,146
#   Konecranes Oyj.....................................  1,327     43,117
    Lassila & Tikanoja Oyj.............................  3,369     63,435
    Metsa Board Oyj.................................... 12,509     59,449
#   Neste Oil Oyj...................................... 11,867    219,002
    Nokian Renkaat Oyj.................................  2,084     72,155
*   Oriola-KD Oyj Class B..............................  7,189     21,466
#*  Outokumpu Oyj...................................... 16,237    131,635
#   Outotec Oyj........................................ 18,535    192,405
    PKC Group Oyj......................................    968     26,754
*   Poyry Oyj..........................................    493      2,637
    Raisio P.L.C. Class V..............................  4,905     27,043
    Ramirent Oyj.......................................  7,461     70,966
    Rautaruukki Oy.....................................  4,587     70,160
    Sampo Oyj Class A..................................  5,915    293,831
    Sanoma Oyj.........................................  4,560     35,767
#   Stockmann Oyj Abp..................................    832     11,912
    Stora Enso Oyj Class R............................. 56,749    509,892
    Technopolis Oyj....................................  2,001     11,063
    Tieto Oyj..........................................  5,196    138,117

                                     1063

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Tikkurila Oyj......................................  1,075 $   27,167
    UPM-Kymmene Oyj.................................... 21,598    352,016
    Uponor Oyj.........................................  3,579     55,145
    Vacon P.L.C........................................    813     30,107
    Vaisala Oyj Class A................................    133      3,897
#   YIT Oyj............................................  4,403     45,114
                                                               ----------
TOTAL FINLAND..........................................         4,190,390
                                                               ----------
FRANCE -- (7.0%)
    Accor SA...........................................  1,411     68,331
    Aeroports de Paris.................................    251     34,382
    Air Liquide SA.....................................  2,618    333,151
    Airbus Group NV....................................  1,827    106,003
    Akka Technologies SA...............................    683     23,827
    ALBIOMA............................................  1,414     35,753
    Alten SA...........................................  1,202     57,932
    Altran Technologies SA.............................  7,771     81,769
    April..............................................  1,193     26,692
    Arkema SA..........................................  1,022     94,758
    Assystem...........................................    402     11,537
    AtoS...............................................  1,249     97,528
    AXA SA............................................. 21,673    497,930
*   Beneteau SA........................................    497      8,781
    BioMerieux.........................................    786     81,763
    BNP Paribas SA.....................................  8,366    555,113
    Boiron SA..........................................    290     22,060
    Bonduelle S.C.A....................................  1,111     30,998
    Bongrain SA........................................     84      6,922
    Bureau Veritas SA..................................  4,554    117,453
    Burelle SA.........................................     12     10,278
    Cap Gemini SA......................................  1,538    111,525
    Carrefour SA....................................... 18,340    633,367
    Casino Guichard Perrachon SA.......................  3,624    436,783
*   Cegedim SA.........................................    334     11,705
#*  CGG SA.............................................  2,028     20,985
    Christian Dior SA..................................    768    133,770
    Cie de St-Gobain...................................  5,946    289,313
*   Cie des Alpes......................................    283      6,023
    Cie Generale des Etablissements Michelin...........  9,945  1,090,962
*   Club Mediterranee SA...............................    316      9,197
    CNP Assurances.....................................  4,328     85,030
    Credit Agricole SA................................. 13,022    176,154
    Danone SA..........................................  4,415    318,899
    Dassault Systemes..................................    812     54,490
    Derichebourg SA....................................  1,773      5,220
    Edenred............................................  4,083    127,624
    Eiffage SA.........................................  2,710    175,663
    Electricite de France SA...........................  6,599    213,173
#*  Eramet.............................................    319     39,811
    Essilor International SA...........................  2,892    282,514
    Esso SA Francaise..................................     70      3,186
*   Etablissements Maurel et Prom......................  6,911    105,064
    Euler Hermes Group.................................    690     80,524

                                     1064

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Eurofins Scientific SE.............................    377 $  112,406
    Eutelsat Communications SA.........................  6,383    220,232
    Faiveley Transport SA..............................    228     16,336
    Faurecia...........................................  6,780    239,841
    Fimalac............................................    134     10,576
    GDF Suez........................................... 59,669  1,538,535
    GL Events..........................................    119      2,790
    Groupe Crit........................................    361     21,849
    Groupe Eurotunnel SA............................... 10,793    142,832
*   Groupe Fnac........................................     60      2,653
#*  Groupe Steria SCA..................................  1,614     44,845
    Guerbet............................................    417     18,424
    Haulotte Group SA..................................  1,255     19,644
    Havas SA........................................... 14,991    117,318
*   Hi-Media SA........................................  6,699     23,846
    Iliad SA...........................................    539    148,354
    Imerys SA..........................................  2,056    160,537
#   Ingenico...........................................  1,706    172,583
    Interparfums SA....................................    169      5,480
    Ipsen SA...........................................  1,199     53,286
    IPSOS..............................................  1,229     33,289
    Jacquet Metal Service..............................  1,075     22,246
    JCDecaux SA........................................  1,491     51,168
    Kering.............................................    637    136,371
    Korian-Medica......................................  1,315     47,751
    L'Oreal SA.........................................  1,109    187,266
    Lagardere SCA......................................  3,973    118,275
    Lectra.............................................  1,033     11,090
    Legrand SA.........................................  4,560    252,878
    LISI...............................................    296     46,149
    LVMH Moet Hennessy Louis Vuitton SA................  3,279    564,060
    Manitou BF SA......................................    323      5,398
    Mersen.............................................    323      9,140
    Metropole Television SA............................  1,582     29,019
    MGI Coutier........................................     68      9,720
    Montupet...........................................    560     34,815
    Natixis............................................ 22,128    142,987
    Naturex............................................    203     17,138
#   Neopost SA.........................................  2,651    186,134
*   Nexans SA..........................................  2,620    119,329
    Nexity SA..........................................  2,401     91,009
    Norbert Dentressangle SA...........................    216     31,721
*   NRJ Group..........................................    384      3,691
    Orange SA.......................................... 79,376  1,242,973
    Orpea..............................................  1,027     67,226
*   Parrot SA..........................................    437     10,086
*   Peugeot SA......................................... 15,314    228,408
*   Pierre & Vacances SA...............................    349     13,049
    Plastic Omnium SA..................................  3,689     97,715
    PSB Industries SA..................................    175      9,935
    Publicis Groupe SA.................................    945     68,563
    Rallye SA..........................................  2,374    119,115
    Rexel SA...........................................  6,787    131,510

                                     1065

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
#   Rubis SCA..........................................  2,002 $   120,204
    Saft Groupe SA.....................................  1,949      71,806
    Sartorius Stedim Biotech...........................    115      19,867
    SCOR SE............................................  4,991     160,555
    SEB SA.............................................  1,294     104,895
    SES SA.............................................  6,294     231,501
    Societe BIC SA.....................................    972     134,012
    Societe d'Edition de Canal +.......................  5,826      47,428
    Societe Generale SA................................  5,468     274,507
    Societe Television Francaise 1.....................  4,190      61,798
    Sodexo.............................................  1,628     161,804
#*  SOITEC............................................. 20,285      61,893
*   Solocal Group...................................... 35,683      29,155
#   Somfy SA...........................................    112      37,439
    Sopra Group SA.....................................     71       7,676
    Stallergenes SA....................................    167      12,362
#*  Ste Industrielle d'Aviation Latecoere SA...........    777      11,314
    Stef SA............................................    175      12,345
    STMicroelectronics NV(5962332)..................... 34,412     286,474
#   STMicroelectronics NV(861012102)...................  3,197      26,343
*   Store Electronic...................................    567      11,062
    Suez Environnement Co..............................  9,586     178,905
    Synergie SA........................................    618      14,717
*   Technicolor SA..................................... 10,441      75,528
    Technip SA.........................................  1,495     138,100
    Teleperformance....................................  3,211     223,096
    Tessi SA...........................................     32       4,268
    Thermador Groupe...................................     80       8,343
    Total Gabon........................................     46      25,141
    Total SA........................................... 49,676   3,203,837
    Total SA Sponsored ADR.............................  6,978     450,081
*   Trigano SA.........................................  1,173      29,617
*   UBISOFT Entertainment..............................  9,996     167,259
    Valeo SA...........................................  3,128     374,790
    Vallourec SA.......................................  3,680     162,847
    Veolia Environnement SA............................ 13,895     246,107
    Veolia Environnement SA ADR........................  1,130      20,046
    Vicat..............................................    563      44,808
    Vilmorin & Cie SA..................................    358      42,110
    Vinci SA...........................................  4,367     301,379
    Virbac SA..........................................    119      25,486
    Vivendi SA......................................... 12,943     324,847
    Zodiac Aerospace...................................  3,590     112,409
                                                               -----------
TOTAL FRANCE...........................................         21,983,695
                                                               -----------
GERMANY -- (5.9%)
    Aareal Bank AG.....................................  2,912     123,497
    Adidas AG..........................................  1,511     119,648
    Adler Modemaerkte AG...............................    648       9,363
*   ADVA Optical Networking SE.........................    893       3,312
*   Aixtron SE.........................................  2,254      30,414
    Allianz SE.........................................  5,543     922,832
    Amadeus Fire AG....................................    146      10,410

                                     1066

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Aurubis AG.........................................     720 $   34,962
    Axel Springer SE...................................   2,313    130,235
    BASF SE............................................  10,367  1,072,922
    Bayerische Motoren Werke AG........................  11,435  1,362,136
    BayWa AG...........................................     856     42,509
    Bechtle AG.........................................     805     62,465
    Bertrandt AG.......................................     281     35,093
    Bijou Brigitte AG..................................     144     11,134
#   Bilfinger SE.......................................   1,770    144,021
    Biotest AG.........................................     105     11,272
    Borussia Dortmund GmbH & Co. KGaA..................   2,122     13,913
    Brenntag AG........................................   1,193    191,535
#   CANCOM SE..........................................     387     17,933
    Carl Zeiss Meditec AG..............................     484     14,349
    CAT Oil AG.........................................   1,276     24,389
    Celesio AG.........................................   3,394    116,104
    CENTROTEC Sustainable AG...........................     278      5,943
    Cewe Stiftung & Co. KGAA...........................     599     40,428
    Comdirect Bank AG..................................   2,126     21,996
*   Commerzbank AG.....................................  14,995    215,448
    CompuGroup Medical AG..............................     707     17,588
    Continental AG.....................................     969    208,688
    CropEnergies AG....................................     700      4,111
    CTS Eventim AG & Co., KGaA.........................   1,810     52,959
#   Delticom AG........................................     534     19,178
    Deutsche Bank AG...................................  11,410    389,766
    Deutsche Boerse AG.................................   2,726    197,348
    Deutsche Telekom AG................................ 103,030  1,671,935
    Deutsche Wohnen AG.................................   9,840    212,908
*   Dialog Semiconductor P.L.C.........................   2,684     81,628
    DMG MORI SEIKI AG..................................   3,994    122,000
    Draegerwerk AG & Co. KGaA..........................     215     17,004
    Drillisch AG.......................................   1,634     61,170
    Duerr AG...........................................   1,302     99,181
    E.ON SE............................................  21,138    399,050
    Eckert & Ziegler AG................................     144      4,569
    Elmos Semiconductor AG.............................   1,399     25,280
    ElringKlinger AG...................................   1,870     67,456
#*  Euromicron AG......................................     154      2,785
#*  Evotec AG..........................................   4,707     25,275
    Fielmann AG........................................     423     53,402
    Fraport AG Frankfurt Airport Services Worldwide....   2,238    147,088
    Freenet AG.........................................   9,137    241,094
    Fresenius Medical Care AG & Co. KGaA...............   6,699    464,361
    Fuchs Petrolub SE..................................     929     37,163
    GEA Group AG.......................................   4,098    183,878
    Gerresheimer AG....................................   2,289    158,009
    Gerry Weber International AG.......................     620     28,212
    Gesco AG...........................................      44      4,300
    GFK SE.............................................     851     38,576
    GFT Technologies AG................................   1,156     14,368
    Grammer AG.........................................     812     39,715
*   H&R AG.............................................     304      2,904

                                     1067

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Hamburger Hafen und Logistik AG....................  1,940 $   49,981
    Hannover Rueck SE..................................  2,581    220,324
    HeidelbergCement AG................................  2,717    201,546
#*  Heidelberger Druckmaschinen AG..................... 19,276     63,012
    Henkel AG & Co. KGaA...............................    699     66,542
    Hochtief AG........................................  2,053    172,173
    Homag Group AG.....................................    206      7,339
    Hornbach Baumarkt AG...............................    417     17,836
    Hugo Boss AG.......................................    907    130,142
    Indus Holding AG...................................  1,212     63,695
    Infineon Technologies AG........................... 13,598    149,830
    Isra Vision AG.....................................    295     18,413
    Jenoptik AG........................................  3,479     46,146
    K+S AG.............................................  7,812    239,372
*   Kloeckner & Co. SE.................................  8,201    106,670
*   Koenig & Bauer AG..................................    107      1,471
*   Kontron AG.........................................  1,056      6,657
    Krones AG..........................................  1,351    130,913
#   KUKA AG............................................  1,446     80,188
    KWS Saat AG........................................    118     41,517
    Lanxess AG.........................................  6,645    422,253
    Leoni AG...........................................  3,019    206,318
    Linde AG...........................................  2,161    440,755
#*  Manz AG............................................    353     32,659
*   Metro AG...........................................  6,613    238,299
    MLP AG.............................................  1,362      9,096
    MTU Aero Engines AG................................  2,432    209,226
    Muenchener Rueckversicherungs AG...................  2,154    457,019
    MVV Energie AG.....................................    175      5,524
    Nemetschek AG......................................    145     14,597
*   Nordex SE..........................................  2,243     40,780
    Norma Group SE.....................................    800     39,415
    OHB AG.............................................    906     26,017
*   Osram Licht AG.....................................  3,346    135,156
*   Patrizia Immobilien AG.............................  2,906     32,403
    Pfeiffer Vacuum Technology AG......................    449     44,580
#   PNE Wind AG........................................  2,501      9,651
#   Puma SE............................................    124     31,636
*   QIAGEN NV(2437907).................................    526     12,850
*   QIAGEN NV(5732825).................................  4,695    114,653
#   QSC AG.............................................  4,310     17,379
    R Stahl AG.........................................    104      5,570
    Rational AG........................................    193     62,659
    RWE AG............................................. 30,166  1,211,114
    SAF-Holland SA.....................................  3,516     48,473
    Salzgitter AG......................................  3,042    113,258
    SAP SE.............................................  3,116    244,892
    SAP SE Sponsored ADR...............................    555     43,562
    Schaltbau Holding AG...............................    406     27,188
*   SGL Carbon SE......................................    579     18,591
    SHW AG.............................................    419     20,323
    Siemens AG.........................................  5,370    663,174
#*  Singulus Technologies AG...........................  3,636     10,408

                                     1068

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Sixt SE............................................     929 $    32,572
*   Sky Deutschland AG.................................   4,942      44,449
#*  SMA Solar Technology AG............................     616      16,595
    Software AG........................................   3,424      85,660
*   Solarworld AG......................................      19         375
    Stada Arzneimittel AG..............................   4,474     184,758
    Stroeer Media AG...................................   1,459      30,740
    Suedzucker AG......................................   3,533      61,889
*   Suss Microtec AG...................................   1,897      21,085
    Symrise AG.........................................   4,082     213,744
    Takkt AG...........................................   1,560      26,075
*   Talanx AG..........................................   2,269      80,789
    Telefonica Deutschland Holding AG..................  14,351     112,204
*   ThyssenKrupp AG....................................   9,025     254,225
#*  Tom Tailor Holding AG..............................     934      18,108
    TUI AG.............................................  18,313     258,473
    United Internet AG.................................   4,668     186,631
    Vossloh AG.........................................     252      18,323
#   VTG AG.............................................     652      13,402
#   Wacker Chemie AG...................................   1,326     153,489
    Wacker Neuson SE...................................   1,765      38,702
    Wincor Nixdorf AG..................................     513      26,062
    XING AG............................................     115      12,425
                                                                -----------
TOTAL GERMANY..........................................          18,595,232
                                                                -----------
HONG KONG -- (2.5%)
#   AAC Technologies Holdings, Inc.....................   7,500      44,611
    AIA Group, Ltd.....................................  90,200     483,815
    APT Satellite Holdings, Ltd........................  21,500      31,694
    Asia Satellite Telecommunications Holdings, Ltd....   3,000      10,434
#   ASM Pacific Technology, Ltd........................   7,600      80,732
    Bank of East Asia, Ltd.............................  37,000     157,735
    BOC Hong Kong Holdings, Ltd........................  95,500     299,523
*   Brightoil Petroleum Holdings, Ltd.................. 139,000      42,448
    Cafe de Coral Holdings, Ltd........................  16,000      57,016
    Cathay Pacific Airways, Ltd........................  58,000     109,426
    Cheung Kong Holdings, Ltd..........................   7,000     135,685
    Cheung Kong Infrastructure Holdings, Ltd...........   8,000      56,258
    Chevalier International Holdings, Ltd..............   4,000       6,655
    Chong Hing Bank, Ltd...............................   1,094       2,060
    Chow Sang Sang Holdings International, Ltd.........  24,000      62,296
#   Chow Tai Fook Jewellery Group, Ltd.................  20,600      29,825
    CITIC Telecom International Holdings, Ltd..........  58,000      20,798
    CK Life Sciences International Holdings, Inc....... 244,000      24,189
    CLP Holdings, Ltd..................................  12,500     103,983
    CSI Properties, Ltd................................ 390,000      16,544
    Dah Sing Banking Group, Ltd........................  27,328      48,862
    Dah Sing Financial Holdings, Ltd...................   8,520      48,403
    Dorsett Hospitality International, Ltd.............  46,000       8,393
    Emperor Watch & Jewellery, Ltd..................... 130,000       8,306
    Esprit Holdings, Ltd............................... 109,200     171,425
    Fairwood Holdings, Ltd.............................   5,500      11,830
    Far East Consortium International, Ltd.............  34,000      12,946

                                     1069

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
*   FIH Mobile, Ltd.................................... 126,000 $ 70,577
    First Pacific Co., Ltd............................. 162,000  193,876
    Future Bright Holdings, Ltd........................  48,000   24,810
*   G-Resources Group, Ltd............................. 831,600   23,856
#   Giordano International, Ltd........................ 120,000   70,204
*   Global Brands Group Holding, Ltd...................  88,000   22,937
#   Haitong International Securities Group, Ltd........  14,000    8,056
    Hang Lung Group, Ltd...............................  22,000  117,982
    Hang Lung Properties, Ltd..........................  26,000   80,297
    Hang Seng Bank, Ltd................................   5,900  100,101
    HKR International, Ltd.............................  44,800   21,139
    Hong Kong & China Gas Co., Ltd.....................  40,720   89,019
    Hong Kong Aircraft Engineering Co., Ltd............   1,600   18,506
    Hong Kong Exchanges and Clearing, Ltd..............   9,277  208,171
    Hongkong & Shanghai Hotels (The)...................  21,000   29,936
    Hongkong Chinese, Ltd..............................  30,000    6,756
    Hopewell Holdings, Ltd.............................  25,500   88,569
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  80,000   34,329
    Hutchison Whampoa, Ltd.............................  33,000  448,082
    Hysan Development Co., Ltd.........................  21,000  100,792
    IT, Ltd............................................  12,000    4,423
    Johnson Electric Holdings, Ltd.....................  19,875   76,935
    K Wah International Holdings, Ltd..................  75,463   55,002
    Kerry Logistics Network, Ltd.......................   7,000   11,426
    Kerry Properties, Ltd..............................  29,000  105,851
    Kowloon Development Co., Ltd.......................  32,000   38,809
#   L'Occitane International SA........................  26,000   66,813
*   Lai Sun Development Co., Ltd....................... 404,000   10,143
    Li & Fung, Ltd.....................................  88,000  117,001
    Lifestyle International Holdings, Ltd..............  32,000   62,504
    Lippo China Resources, Ltd......................... 210,000   10,549
    Liu Chong Hing Investment, Ltd.....................  16,000   20,969
    Luk Fook Holdings International, Ltd...............  33,000  102,282
    Magnificent Estates................................ 102,000    5,101
    Man Wah Holdings, Ltd..............................  19,600   28,902
    Melco International Development, Ltd...............  22,000   65,353
#*  Midland Holdings, Ltd..............................  64,000   34,586
    Miramar Hotel & Investment.........................   4,000    5,007
*   Mongolian Mining Corp..............................  36,000    2,543
    MTR Corp., Ltd.....................................  16,000   62,857
    New World Development Co., Ltd..................... 149,953  189,096
#   Newocean Energy Holdings, Ltd......................  84,000   57,417
    NWS Holdings, Ltd..................................  53,014   98,216
    Orient Overseas International, Ltd.................   8,500   45,279
    Pacific Basin Shipping, Ltd........................  79,000   47,587
    Pacific Textiles Holdings, Ltd.....................  52,000   65,100
    PCCW, Ltd.......................................... 270,000  164,968
    Pico Far East Holdings, Ltd........................  32,000    7,386
    Playmates Holdings, Ltd............................  14,000   17,602
    Polytec Asset Holdings, Ltd........................ 160,000   24,770
    Power Assets Holdings, Ltd.........................   8,500   75,978
#   Prada SpA..........................................   2,500   17,762
    Regal Hotels International Holdings, Ltd...........  12,000    7,139

                                     1070

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
#   SA SA International Holdings, Ltd..................  66,000 $   52,625
    Samsonite International SA.........................  36,900    114,350
    SAS Dragon Hldg, Ltd...............................  64,000     22,222
    SEA Holdings, Ltd..................................   8,000      5,000
    Shangri-La Asia, Ltd...............................  60,000     94,801
*   Shun Tak Holdings, Ltd............................. 148,000     75,510
    Singamas Container Holdings, Ltd................... 136,000     26,116
    Sino Land Co., Ltd.................................  34,000     58,407
    Sitoy Group Holdings, Ltd..........................   8,000      5,572
    SmarTone Telecommunications Holdings, Ltd..........  38,000     55,272
*   SOCAM Development, Ltd.............................  12,000     11,411
    Soundwill Holdings, Ltd............................   6,000     10,815
    Stella International Holdings, Ltd.................  17,500     48,885
    Sun Hung Kai & Co., Ltd............................  59,000     50,304
    Sun Hung Kai Properties, Ltd.......................  10,196    154,636
    Swire Pacific, Ltd. Class A........................  15,000    193,031
    Swire Pacific, Ltd. Class B........................  17,500     41,797
    Swire Properties, Ltd..............................   5,400     17,674
*   Technovator International, Ltd.....................  28,000     12,940
    Techtronic Industries Co...........................  36,500    109,401
    Television Broadcasts, Ltd.........................  10,600     68,850
    Texwinca Holdings, Ltd.............................  54,000     50,772
    Tradelink Electronic Commerce, Ltd................. 100,000     25,832
    Transport International Holdings, Ltd..............   4,000      7,379
#   Trinity, Ltd.......................................  32,000      8,048
*   TSC Group Holdings, Ltd............................  51,000     24,113
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  58,000     38,495
    Value Partners Group, Ltd..........................  94,000     68,116
    Varitronix International, Ltd......................  22,000     20,179
    Vitasoy International Holdings, Ltd................  36,000     46,320
    VTech Holdings, Ltd................................   2,800     34,615
    Wang On Group, Ltd................................. 820,000     27,654
    Wharf Holdings, Ltd. (The).........................  21,000    166,966
    Wheelock & Co., Ltd................................  33,000    166,393
#   Wing Hang Bank, Ltd................................   6,000     96,774
    Xinyi Glass Holdings, Ltd.......................... 178,000    104,110
#   Xinyi Solar Holdings, Ltd..........................  44,000     12,475
    Yue Yuen Industrial Holdings, Ltd..................  24,000     80,050
                                                                ----------
TOTAL HONG KONG........................................          7,757,153
                                                                ----------
IRELAND -- (0.4%)
*   Bank of Ireland.................................... 318,630    111,961
    CRH P.L.C. Sponsored ADR...........................  18,101    425,192
    Dragon Oil P.L.C...................................   3,847     36,237
    FBD Holdings P.L.C.................................   1,219     23,357
    Glanbia P.L.C......................................   5,262     80,954
    Kerry Group P.L.C. Class A.........................   2,655    197,190
    Kingspan Group P.L.C...............................   5,869    100,495

                                     1071

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C.......................... 11,990 $  260,197
                                                               ----------
TOTAL IRELAND..........................................         1,235,583
                                                               ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd..................... 13,388     23,752
*   Africa Israel Properties, Ltd......................    766     13,194
*   Allot Communications, Ltd..........................    721      9,271
    Amot Investments, Ltd..............................  6,144     20,288
    Azrieli Group......................................  1,007     32,766
    Bank Hapoalim BM................................... 27,122    158,209
*   Bank Leumi Le-Israel BM............................ 32,668    128,277
    Bezeq The Israeli Telecommunication Corp., Ltd..... 74,862    139,394
    Cellcom Israel, Ltd................................  1,000     12,210
*   Ceragon Networks, Ltd..............................    170        340
*   Clal Biotechnology Industries, Ltd.................  6,520     16,752
*   Clal Insurance Enterprises Holdings, Ltd...........    937     17,537
*   Compugen, Ltd......................................    637      5,313
    Delek Automotive Systems, Ltd......................  1,062     11,059
    Delek Group, Ltd...................................    184     72,196
    Delta-Galil Industries, Ltd........................    290      8,620
*   Evogene, Ltd.......................................    341      4,492
*   EZchip Semiconductor, Ltd..........................  1,155     27,916
    First International Bank Of Israel, Ltd............  1,517     24,347
    Formula Systems 1985, Ltd..........................    580     15,817
    Frutarom Industries, Ltd...........................    938     23,297
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  9,115     53,187
    Israel Chemicals, Ltd..............................  9,540     77,572
*   Israel Discount Bank, Ltd. Class A................. 43,921     76,513
*   Jerusalem Oil Exploration..........................    758     34,050
    Matrix IT, Ltd.....................................  1,225      6,713
    Melisron, Ltd......................................  1,013     26,889
    Menorah Mivtachim Holdings, Ltd....................    256      3,072
    Migdal Insurance & Financial Holding, Ltd.......... 20,347     32,495
    Mivtach Shamir Holdings, Ltd.......................    361     11,878
    Mizrahi Tefahot Bank, Ltd..........................  7,959    100,641
*   Naphtha Israel Petroleum Corp., Ltd................  3,347     23,961
#   NICE Systems, Ltd. Sponsored ADR...................  2,676    105,809
*   Nitsba Holdings 1995, Ltd..........................  2,195     33,075
*   Oil Refineries, Ltd................................ 24,794      7,467
    Ormat Industries...................................  6,386     46,271
    Osem Investments, Ltd..............................  1,244     29,199
*   Partner Communications Co., Ltd. ADR...............  1,321      9,842
    Paz Oil Co., Ltd...................................    425     68,354
    Phoenix Holdings, Ltd. (The).......................    361      1,286
    Plasson Industries, Ltd............................    286     11,603
    Shikun & Binui, Ltd................................ 15,055     35,888
    Shufersal, Ltd.....................................  1,106      3,507
    Strauss Group, Ltd.................................  1,469     28,831

                                     1072

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ISRAEL -- (Continued)
*   Tower Semiconductor, Ltd...........................     392 $    4,037
                                                                ----------
TOTAL ISRAEL...........................................          1,597,187
                                                                ----------
ITALY -- (2.9%)
    A2A SpA............................................  74,756     85,305
    ACEA SpA...........................................     912     13,281
    Aeroporto di Venezia Marco Polo SpA - SAVE.........     670     10,927
    Amplifon SpA.......................................   4,092     24,443
    Ansaldo STS SpA....................................   5,803     56,672
*   Arnoldo Mondadori Editore SpA......................   3,717      4,394
    Ascopiave SpA......................................   4,239     11,048
    Assicurazioni Generali SpA.........................   9,002    187,898
#   Astaldi SpA........................................   4,543     43,733
    Atlantia SpA.......................................   7,765    205,499
*   Autogrill SpA......................................   7,415     63,100
    Azimut Holding SpA.................................   4,180    107,596
#*  Banca Carige SpA...................................  74,959     14,319
    Banca Generali SpA.................................   3,409     95,206
    Banca IFIS SpA.....................................   1,607     29,481
*   Banca Monte dei Paschi di Siena SpA................ 116,065    209,477
*   Banca Popolare dell'Emilia Romagna SC..............  23,663    200,059
#*  Banca Popolare dell'Etruria e del Lazio............  25,725     24,227
*   Banca Popolare di Milano Scarl..................... 327,745    285,604
    Banca Popolare di Sondrio SCARL....................  19,148     87,018
*   Banco Popolare SC..................................  18,384    283,915
    Biesse SpA.........................................   1,697     20,681
    Brembo SpA.........................................   1,157     42,512
    Buzzi Unicem SpA...................................   6,701    108,667
    Cementir Holding SpA...............................   2,886     22,498
*   CIR-Compagnie Industriali Riunite SpA..............  11,847     16,464
    Credito Emiliano SpA...............................   3,017     25,318
*   Credito Valtellinese Scarl.........................  89,368    109,273
    Danieli & C Officine Meccaniche SpA................     888     25,377
    Datalogic SpA......................................   1,853     21,284
    De' Longhi.........................................   2,134     45,307
    DiaSorin SpA.......................................     699     27,971
*   Ei Towers SpA......................................     425     22,880
    Enel Green Power SpA...............................  29,652     82,015
    Enel SpA...........................................  43,818    249,455
    Engineering SpA....................................     453     24,394
    Eni SpA............................................  37,684    958,904
#   Eni SpA Sponsored ADR..............................   3,509    178,257
    ERG SpA............................................   2,876     42,598
    Esprinet SpA.......................................   4,821     49,391
    Falck Renewables SpA...............................  15,891     27,265
*   Fiat SpA...........................................  51,194    491,335
#*  Geox SpA...........................................   1,759      6,524
*   Gruppo Editoriale L'Espresso SpA...................  13,362     21,082
    Hera SpA...........................................  20,962     56,696
*   IMMSI SpA..........................................  14,941     12,541
*   Indesit Co. SpA....................................     810     11,716
    Industria Macchine Automatiche SpA.................     503     20,048
*   Intek Group SpA....................................  25,413     14,157

                                     1073

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Interpump Group SpA................................   4,256 $   54,316
    Intesa Sanpaolo SpA................................ 227,319    675,052
    Iren SpA...........................................  33,491     47,194
    Italcementi SpA....................................   6,693     49,654
    Italmobiliare SpA..................................     300     12,033
*   Juventus Football Club SpA.........................  81,554     24,764
    Luxottica Group SpA................................   2,407    132,792
    Luxottica Group SpA Sponsored ADR..................     763     41,889
#*  Maire Tecnimont SpA................................   5,901     15,516
    MARR SpA...........................................   1,852     30,640
*   Mediaset SpA.......................................  26,759    106,153
*   Mediobanca SpA.....................................  35,978    317,113
    Mediolanum SpA.....................................   2,971     22,579
    Parmalat SpA.......................................  10,626     35,116
#*  Piaggio & C SpA....................................   8,440     25,130
    Pirelli & C. SpA...................................   8,981    133,936
*   Prima Industrie SpA................................     595     10,115
    Prysmian SpA.......................................   3,598     76,509
    Recordati SpA......................................   5,274     87,051
    Reply SpA..........................................     331     24,685
*   Safilo Group SpA...................................   1,749     36,325
*   Saipem SpA.........................................   3,201     74,558
    Salvatore Ferragamo SpA............................     247      6,794
*   Saras SpA..........................................  34,632     43,134
    Snam SpA...........................................  26,210    154,505
    Societa Cattolica di Assicurazioni SCRL............   2,138     45,544
    Societa Iniziative Autostradali e Servizi SpA......   4,422     52,607
    SOL SpA............................................   2,335     19,745
*   Sorin SpA..........................................  19,891     54,619
#*  Telecom Italia SpA................................. 525,260    605,253
    Tenaris SA.........................................     801     17,243
    Tenaris SA ADR.....................................     440     18,907
    Terna Rete Elettrica Nazionale SpA.................  36,605    192,513
#*  Tiscali SpA........................................ 259,219     20,033
#   Tod's SpA..........................................     216     23,694
    Trevi Finanziaria Industriale SpA..................   3,064     24,437
    UniCredit SpA......................................  38,370    299,329
    Unione di Banche Italiane SCPA.....................  51,113    420,809
    Unipol Gruppo Finanziario SpA......................  13,540     74,232
    UnipolSai SpA......................................  42,789    129,531
    Vittoria Assicurazioni SpA.........................   2,749     37,792
*   Yoox SpA...........................................     272      7,158
    Zignago Vetro SpA..................................   1,654     11,441
                                                                ----------
TOTAL ITALY............................................          9,070,252
                                                                ----------
JAPAN -- (19.6%)
    77 Bank, Ltd. (The)................................  20,000    104,133
#   ABC-Mart, Inc......................................     600     32,402
#   Accordia Golf Co., Ltd.............................   4,100     51,144
    Achilles Corp......................................  21,000     29,388
    Adastria Holdings Co., Ltd.........................   1,590     35,922
    ADEKA Corp.........................................   5,000     68,931
#   Advantest Corp.....................................   3,900     43,542

                                     1074

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Aeon Co., Ltd...................................... 44,000 $494,037
    Aeon Delight Co., Ltd..............................  1,500   35,831
    Ahresty Corp.......................................  2,700   23,567
    Ai Holdings Corp...................................  2,200   40,696
    Aica Kogyo Co., Ltd................................  3,100   66,828
    Aichi Bank, Ltd. (The).............................    400   19,610
    Aichi Steel Corp................................... 11,000   43,572
    Aida Engineering, Ltd..............................  2,800   26,631
    Ain Pharmaciez, Inc................................    300   13,970
    Air Water, Inc.....................................  9,000  143,937
    Aisan Industry Co., Ltd............................  1,800   14,785
    Aisin Seiki Co., Ltd...............................  5,800  225,260
#   Ajinomoto Co., Inc.................................  7,000  107,605
    Akebono Brake Industry Co., Ltd....................  6,400   30,964
    Akita Bank, Ltd. (The).............................  9,000   25,375
    Alconix Corp.......................................  1,800   27,083
#   Alfresa Holdings Corp..............................    900   53,730
    Alinco, Inc........................................  1,300   15,142
    Alpen Co., Ltd.....................................  1,800   30,135
    Alpine Electronics, Inc............................  3,200   50,410
    Alps Electric Co., Ltd............................. 10,400  144,352
    Amada Co., Ltd..................................... 11,000  106,844
    Amano Corp.........................................  4,700   54,635
    Amiyaki Tei Co., Ltd...............................    600   21,867
    ANA Holdings, Inc.................................. 17,000   42,058
    Anest Iwata Corp...................................  2,400   16,845
    Anritsu Corp.......................................  2,000   19,059
    AOKI Holdings, Inc.................................  1,800   23,545
    Aomori Bank, Ltd. (The)............................ 12,000   34,606
    Aoyama Trading Co., Ltd............................  3,500   89,187
#   Aozora Bank, Ltd................................... 21,000   71,360
    Arakawa Chemical Industries, Ltd...................  1,700   20,825
    Arata Corp.........................................  1,000    3,280
    Arcs Co., Ltd......................................  1,800   38,025
    Arisawa Manufacturing Co., Ltd.....................  3,400   23,093
#   Artnature, Inc.....................................    400   11,729
    As One Corp........................................    800   23,999
    Asahi Co., Ltd.....................................  1,700   22,772
#   Asahi Diamond Industrial Co., Ltd..................  3,200   46,830
#   Asahi Glass Co., Ltd............................... 21,000  124,442
    Asahi Holdings, Inc................................  1,800   31,022
    Asahi Intecc Co., Ltd..............................    600   24,884
    Asahi Kasei Corp................................... 60,000  474,187
    Asahi Organic Chemicals Industry Co., Ltd..........  8,000   16,895
    Asatsu-DK, Inc.....................................  2,400   61,345
#   Asics Corp.........................................  1,400   29,711
    Atom Corp..........................................  2,200   12,749
    Autobacs Seven Co., Ltd............................  3,600   58,905
    Avex Group Holdings, Inc...........................  2,400   40,981
    Awa Bank, Ltd. (The)...............................  6,000   34,017
    Axial Retailing, Inc...............................    300    5,234
    Azbil Corp.........................................  3,700   93,098
    Bandai Namco Holdings, Inc.........................  3,500   88,581

                                     1075

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.....................  2,000 $  8,225
    Bank of Iwate, Ltd. (The)..........................    800   36,727
    Bank of Kyoto, Ltd. (The).......................... 19,000  172,589
    Bank of Nagoya, Ltd. (The).........................  6,000   22,841
    Bank of Okinawa, Ltd. (The)........................    700   29,901
    Bank of Saga, Ltd. (The)........................... 10,000   22,973
    Bank of the Ryukyus, Ltd...........................  3,900   57,233
    Bank of Yokohama, Ltd. (The)....................... 13,000   73,972
    Belc Co., Ltd......................................  1,100   30,445
    Belluna Co., Ltd...................................  4,800   23,288
    Benefit One, Inc...................................  2,600   22,637
    Benesse Holdings, Inc..............................  1,600   60,275
    Bit-isle, Inc......................................  3,400   20,560
    BML, Inc...........................................    900   35,938
#   Brother Industries, Ltd............................  4,400   78,722
    Bunka Shutter Co., Ltd.............................  4,000   34,138
    C Uyemura & Co., Ltd...............................    300   16,400
    Calbee, Inc........................................  1,300   38,606
    Calsonic Kansei Corp............................... 16,000  105,231
    Canon Electronics, Inc.............................    500    9,581
#   Canon Marketing Japan, Inc.........................  3,200   65,199
    Canon, Inc......................................... 11,800  386,040
    Capcom Co., Ltd....................................  2,700   49,316
#   Casio Computer Co., Ltd............................  6,500  109,365
    Cawachi, Ltd.......................................  1,400   25,312
    Central Glass Co., Ltd............................. 17,000   59,066
#   Central Japan Railway Co...........................    900  127,820
    Century Tokyo Leasing Corp.........................  2,600   83,486
    Chiba Bank, Ltd. (The)............................. 19,000  138,310
    Chiba Kogyo Bank, Ltd. (The).......................  1,000    7,556
    Chiyoda Co., Ltd...................................  1,200   26,525
    Chiyoda Integre Co., Ltd...........................    500    7,307
    Chori Co., Ltd.....................................    500    6,318
*   Chubu Electric Power Co., Inc......................  8,200   95,322
    Chubu Shiryo Co., Ltd..............................    800    5,241
    Chuetsu Pulp & Paper Co., Ltd......................  2,000    3,518
#   Chugai Pharmaceutical Co., Ltd.....................  1,300   43,268
    Chugai Ro Co., Ltd.................................  2,000    4,291
    Chugoku Bank, Ltd. (The)...........................  9,600  147,496
#   Chugoku Electric Power Co., Inc. (The).............  2,400   31,910
    Chugoku Marine Paints, Ltd.........................  3,000   22,709
    Chukyo Bank, Ltd. (The)............................  5,000    8,869
    Citizen Holdings Co., Ltd.......................... 16,700  132,780
    CKD Corp...........................................  2,900   25,889
    Cleanup Corp.......................................  2,800   25,680
*   CMK Corp...........................................  1,500    3,878
    Coca-Cola East Japan Co., Ltd......................  2,074   55,434
    Coca-Cola West Co., Ltd............................  5,400   89,998
    Cocokara fine, Inc.................................  1,300   35,556
    COMSYS Holdings Corp...............................  3,700   68,484
    CONEXIO Corp.......................................  1,700   14,925
    Corona Corp........................................  1,000   11,426
    Cosmo Oil Co., Ltd................................. 27,000   54,122

                                     1076

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Cosmos Pharmaceutical Corp.........................    100 $ 12,255
    CREATE SD HOLDINGS Co., Ltd........................    400   14,534
#   CROOZ, Inc.........................................    600   21,643
    CTI Engineering Co., Ltd...........................  1,300   16,514
#   DA Consortium, Inc.................................  5,400   26,610
    Dai Nippon Printing Co., Ltd....................... 12,000  123,100
    Dai Nippon Toryo Co., Ltd.......................... 21,000   32,457
    Dai-ichi Life Insurance Co., Ltd. (The)............  9,000  126,780
    Daibiru Corp.......................................  3,500   38,622
    Daicel Corp........................................ 13,000  131,201
    Daido Kogyo Co., Ltd...............................  5,000   12,696
    Daido Metal Co., Ltd...............................  3,000   40,864
#   Daido Steel Co., Ltd............................... 20,000   93,460
*   Daiei, Inc. (The)..................................  9,850   28,220
    Daifuku Co., Ltd...................................  4,000   55,117
    Daihen Corp........................................  2,000    8,754
    Daiichi Jitsugyo Co., Ltd..........................  5,000   27,302
#   Daiichikosho Co., Ltd..............................  2,500   74,159
    Daiken Corp........................................  7,000   19,262
    Daikin Industries, Ltd.............................  1,900  130,490
    Daikokutenbussan Co., Ltd..........................  1,000   28,707
#   Daikyo, Inc........................................ 12,000   25,242
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  5,000   23,786
#   Daio Paper Corp....................................  9,000   78,789
    Daisan Bank, Ltd. (The)............................  4,000    6,986
    Daiseki Co., Ltd...................................  1,800   32,053
    Daishi Bank, Ltd. (The)............................ 26,000   95,604
    Daiso Co., Ltd.....................................  2,000    6,779
    Daito Pharmaceutical Co., Ltd......................  1,000   17,349
    Daito Trust Construction Co., Ltd..................  1,300  156,684
    Daiwa House Industry Co., Ltd......................  9,000  182,693
    Daiwa Securities Group, Inc........................ 27,000  226,691
    Daiwabo Holdings Co., Ltd.......................... 33,000   62,981
    DCM Holdings Co., Ltd..............................  3,900   26,073
#   Dena Co., Ltd......................................  6,800   87,701
    Denki Kagaku Kogyo K.K............................. 25,000   93,394
    Denso Corp.........................................  2,100   96,864
    Dentsu, Inc........................................  1,600   63,370
    Denyo Co., Ltd.....................................    500    7,598
    Descente, Ltd......................................  1,000    8,687
    DIC Corp........................................... 24,000   54,984
    Disco Corp.........................................    900   58,125
#   DKS Co., Ltd.......................................  6,000   25,925
#   DMG Mori Seiki Co., Ltd............................  6,600   83,916
#   Don Quijote Holdings Co., Ltd......................  1,000   54,034
    Doshisha Co., Ltd..................................  1,600   29,466
    Doutor Nichires Holdings Co., Ltd..................  1,500   25,207
    Dowa Holdings Co., Ltd............................. 15,000  139,575
#   Dr Ci:Labo Co., Ltd................................    900   31,641
    DTS Corp...........................................  1,700   33,462
    Dunlop Sports Co., Ltd.............................    400    4,694
    Dwango Co., Ltd....................................    200    4,728
    Eagle Industry Co., Ltd............................  2,400   43,851

                                     1077

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Earth Chemical Co., Ltd............................    700 $ 27,113
    East Japan Railway Co..............................  2,200  176,235
    Ebara Corp......................................... 17,000  105,540
    EDION Corp.........................................  6,000   39,669
#   Ehime Bank, Ltd. (The)............................. 15,000   35,314
    Eighteenth Bank, Ltd. (The)........................ 12,000   31,568
    Eiken Chemical Co., Ltd............................    400    7,005
    Electric Power Development Co., Ltd................  2,100   67,656
#   en-japan, Inc......................................  1,300   28,576
    Endo Lighting Corp.................................  1,300   17,735
    Enplas Corp........................................    400   24,040
    EPS Corp...........................................    400    5,342
    Excel Co., Ltd.....................................  1,300   26,484
    Exedy Corp.........................................  1,900   56,093
    Ezaki Glico Co., Ltd...............................  4,000   74,279
#   F@N Communications, Inc............................  1,400   21,474
#   FamilyMart Co., Ltd................................  1,700   76,349
#   Fancl Corp.........................................  1,300   15,921
    FANUC Corp.........................................    500   86,415
#   Fast Retailing Co., Ltd............................    300   99,044
#   FCC Co., Ltd.......................................  1,400   25,109
    Ferrotec Corp......................................  3,400   25,602
#   FIDEA Holdings Co., Ltd............................  1,300    2,730
    Foster Electric Co., Ltd...........................    500    6,601
#   FP Corp............................................  1,300   44,111
#   Fudo Tetra Corp.................................... 13,200   25,128
#   Fuji Co., Ltd......................................    400    8,025
    Fuji Corp., Ltd....................................  3,900   23,169
    Fuji Electric Co., Ltd............................. 17,000   87,656
    Fuji Electronics Co., Ltd..........................  1,000   12,902
    Fuji Heavy Industries, Ltd.........................  4,800  136,883
    Fuji Kyuko Co., Ltd................................  1,000   10,864
    Fuji Media Holdings, Inc...........................  1,700   27,149
#   Fuji Oil Co., Ltd.(6356848)........................  2,100   33,553
    Fuji Oil Co., Ltd.(6581361)........................  8,000   27,522
    Fuji Seal International, Inc.......................  1,100   32,078
    Fuji Soft, Inc.....................................  1,100   24,508
#   Fujibo Holdings, Inc...............................  9,000   24,739
    Fujicco Co., Ltd...................................  1,000   12,576
    FUJIFILM Holdings Corp.............................  4,600  131,311
    Fujikura Kasei Co., Ltd............................  3,000   15,503
    Fujikura, Ltd...................................... 23,000  113,754
    Fujimi, Inc........................................  1,800   24,756
    Fujimori Kogyo Co., Ltd............................  1,100   39,210
#   Fujita Kanko, Inc..................................  7,000   25,298
    Fujitec Co., Ltd...................................  4,000   41,100
    Fujitsu General, Ltd...............................  3,000   41,411
    Fujitsu, Ltd....................................... 18,000  137,979
    Fukuda Corp........................................  2,000   11,668
    Fukui Bank, Ltd. (The).............................  4,000    9,444
    Fukuoka Financial Group, Inc....................... 19,000   97,199
    Fukushima Bank, Ltd. (The).........................  8,000    6,714
    Fukushima Industries Corp..........................  1,100   18,027

                                     1078

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Fukuyama Transporting Co., Ltd.....................  6,000 $ 33,637
    Furukawa Battery Co., Ltd. (The)...................  4,000   26,067
#   Furukawa Electric Co., Ltd......................... 36,000   76,150
    Furuno Electric Co., Ltd...........................  2,100   17,006
    Fuso Pharmaceutical Industries, Ltd................  1,000    3,064
    GCA Savvian Corp...................................  2,700   22,300
    Gecoss Corp........................................  1,500   20,746
    Geo Holdings Corp..................................  1,000    8,487
    Glory, Ltd.........................................  3,600  120,029
#   GMO internet, Inc..................................  2,000   21,822
    Godo Steel, Ltd.................................... 12,000   19,766
    Goldcrest Co., Ltd.................................  1,000   19,936
#*  Gree, Inc..........................................  5,900   46,581
#   GS Yuasa Corp...................................... 18,000  115,584
    Gulliver International Co., Ltd....................  3,200   29,338
    Gun-Ei Chemical Industry Co., Ltd..................  1,000    3,686
#   GungHo Online Entertainment, Inc...................  7,400   41,660
    Gunma Bank, Ltd. (The)............................. 21,000  123,559
    Gunze, Ltd......................................... 14,000   38,209
#   Gurunavi, Inc......................................    800   15,007
    H2O Retailing Corp.................................  7,520   62,306
    Hachijuni Bank, Ltd. (The)......................... 25,000  153,687
    Hakuhodo DY Holdings, Inc..........................  7,500   78,742
    Hamakyorex Co., Ltd................................    200    6,209
    Hamamatsu Photonics K.K............................  1,200   56,408
    Hankyu Hanshin Holdings, Inc....................... 54,000  314,381
    Hanwa Co., Ltd.....................................  5,000   20,735
    Harmonic Drive Systems, Inc........................    600   22,982
    Haseko Corp........................................  9,400   74,640
#   Hazama Ando Corp................................... 14,800   90,944
    Heiwa Real Estate Co., Ltd.........................  1,400   22,073
    Heiwado Co., Ltd...................................  2,800   45,971
    HI-LEX Corp........................................  1,300   35,714
    Higashi Nihon House Co., Ltd.......................  5,000   25,023
#   Higashi-Nippon Bank, Ltd. (The)....................  5,000   13,287
    Higo Bank, Ltd. (The).............................. 10,000   53,456
    Hikari Tsushin, Inc................................    100    7,321
    Hioki EE Corp......................................    300    5,354
    Hiramatsu, Inc.....................................  3,100   19,713
    Hiroshima Bank, Ltd. (The)......................... 29,000  140,726
    Hisamitsu Pharmaceutical Co., Inc..................    700   27,884
    Hitachi Koki Co., Ltd..............................  4,500   38,031
    Hitachi Kokusai Electric, Inc......................  5,000   67,053
    Hitachi Zosen Corp.................................  6,100   31,745
    Hochiki Corp.......................................  2,000   18,322
    Hogy Medical Co., Ltd..............................    600   33,509
*   Hokkaido Electric Power Co., Inc...................  2,300   19,926
    Hokkoku Bank, Ltd. (The)........................... 21,000   70,649
    Hokuetsu Bank, Ltd. (The).......................... 10,000   20,395
    Hokuetsu Kishu Paper Co., Ltd......................  7,000   30,848
    Hokuhoku Financial Group, Inc...................... 72,000  147,830
    Hokuriku Electric Power Co.........................  5,300   68,638
    Hokuto Corp........................................  1,700   32,249

                                     1079

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Honda Motor Co., Ltd............................... 26,900 $936,417
    Honeys Co., Ltd....................................    950    9,741
    Horiba, Ltd........................................  2,100   73,254
    Hoshizaki Electric Co., Ltd........................    700   35,640
    Hosokawa Micron Corp...............................  1,000    6,229
#   House Foods Group, Inc.............................  3,000   54,088
    Hoya Corp..........................................  2,900   93,898
    Hyakugo Bank, Ltd. (The)........................... 15,000   60,166
    Hyakujushi Bank, Ltd. (The)........................ 12,000   42,228
    Ibiden Co., Ltd....................................  7,600  151,863
    Ichiyoshi Securities Co., Ltd......................  2,900   35,684
    Idec Corp..........................................  2,000   17,298
    Idemitsu Kosan Co., Ltd............................  6,100  124,682
    Ihara Chemical Industry Co., Ltd...................  3,000   26,195
#   IHI Corp........................................... 35,000  161,857
    Iida Group Holdings Co., Ltd.......................  2,140   31,885
    Iino Kaiun Kaisha, Ltd.............................  7,500   42,303
    Ikyu Corp..........................................  2,000   26,254
    Inaba Denki Sangyo Co., Ltd........................  1,100   36,634
    Inabata & Co., Ltd.................................  3,600   33,951
    Inageya Co., Ltd...................................    100    1,043
    Ines Corp..........................................  3,800   29,792
    Infocom Corp.......................................  2,400   22,432
    Information Services International-Dentsu, Ltd.....  1,400   18,286
    Internet Initiative Japan, Inc.....................  2,100   46,086
    Iriso Electronics Co., Ltd.........................    600   37,109
#   Iseki & Co., Ltd...................................  7,000   17,605
#   Isetan Mitsukoshi Holdings, Ltd....................  7,300   90,461
*   Ishihara Sangyo Kaisha, Ltd........................ 18,000   17,057
    IT Holdings Corp...................................  3,500   63,891
    Ito En, Ltd........................................  2,500   60,928
    ITOCHU Corp........................................ 22,700  289,033
    Itochu Enex Co., Ltd...............................  3,400   24,733
    Itochu Techno-Solutions Corp.......................  1,000   44,722
    Itoham Foods, Inc.................................. 13,000   57,154
    Itoki Corp.........................................  2,100   15,281
    IwaiCosmo Holdings, Inc............................  1,900   19,040
#   Iwatani Corp....................................... 17,000  130,723
    Iyo Bank, Ltd. (The)............................... 14,300  144,856
    Izumi Co., Ltd.....................................  2,200   67,241
    J Front Retailing Co., Ltd......................... 15,000  101,077
    J-Oil Mills, Inc................................... 11,000   34,943
    Japan Airport Terminal Co., Ltd....................    500   16,925
#   Japan Aviation Electronics Industry, Ltd...........  2,000   41,154
#*  Japan Communications, Inc..........................  6,500   74,215
#   Japan Drilling Co., Ltd............................    600   30,445
    Japan Exchange Group, Inc..........................  4,800  109,207
    Japan Pulp & Paper Co., Ltd........................  2,000    6,436
*   Japan Radio Co., Ltd...............................  6,000   24,914
#   Japan Steel Works, Ltd. (The)...................... 19,000   81,645
    Japan Wool Textile Co., Ltd. (The).................  3,000   23,378
    JCU Corp...........................................    200   13,291
    Jeol, Ltd..........................................  7,000   30,240

                                     1080

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    JFE Holdings, Inc..................................  9,500 $200,508
    JGC Corp...........................................  2,000   60,605
#   Jin Co., Ltd.......................................    600   17,875
    Joban Kosan Co., Ltd............................... 17,000   26,313
    Joshin Denki Co., Ltd..............................  2,000   18,888
    Jowa Holdings Co., Ltd.............................    600   23,523
    Joyo Bank, Ltd. (The).............................. 19,000  101,092
    JSP Corp...........................................  1,800   31,100
#   JSR Corp...........................................  5,100   87,934
    JTEKT Corp.........................................  4,800   83,103
#*  Juki Corp.......................................... 11,000   25,365
    Juroku Bank, Ltd. (The)............................ 20,000   73,858
*   JVC Kenwood Corp...................................  5,000   11,375
    JX Holdings, Inc................................... 33,300  171,232
    K&O Energy Group, Inc..............................    500    7,337
    K's Holdings Corp..................................  3,300   94,345
#   kabu.com Securities Co., Ltd....................... 10,100   46,985
    Kadokawa Corp......................................  1,100   30,798
    Kaga Electronics Co., Ltd..........................  1,200   14,976
    Kagoshima Bank, Ltd. (The).........................  9,000   59,208
#   Kajima Corp........................................ 16,000   74,401
#   Kakaku.com, Inc....................................  3,000   50,772
    Kameda Seika Co., Ltd..............................    500   16,315
    Kamei Corp.........................................  1,000    7,498
    Kamigumi Co., Ltd.................................. 13,000  124,334
    Kanamoto Co., Ltd..................................  1,000   41,802
    Kandenko Co., Ltd..................................  6,000   32,583
    Kaneka Corp........................................ 11,000   66,154
    Kanematsu Corp..................................... 12,000   21,471
#*  Kansai Electric Power Co., Inc. (The)..............  8,900   81,294
    Kansai Paint Co., Ltd..............................  3,000   50,273
    Kansai Urban Banking Corp.......................... 12,000   14,205
*   Kanto Denka Kogyo Co., Ltd.........................  8,000   19,588
    Kao Corp...........................................  4,200  172,722
    Kasumi Co., Ltd....................................    800    6,209
    Katakura Industries Co., Ltd.......................    600    7,733
    Kato Sangyo Co., Ltd...............................  1,500   33,345
    Kato Works Co., Ltd................................  6,000   42,620
#   Kawasaki Heavy Industries, Ltd..................... 37,000  143,934
#   Kawasaki Kisen Kaisha, Ltd......................... 32,000   68,218
    KDDI Corp..........................................  7,300  419,625
    Keihan Electric Railway Co., Ltd................... 27,000  117,483
    Keihanshin Building Co., Ltd.......................  2,700   14,631
    Keihin Corp........................................  2,100   32,205
    Keikyu Corp........................................  7,000   61,670
    Keio Corp..........................................  7,000   55,833
    Keisei Electric Railway Co., Ltd...................  9,000   92,263
    Keiyo Bank, Ltd. (The).............................  7,000   35,278
#   Kewpie Corp........................................  5,600  100,772
    Key Coffee, Inc....................................  1,600   25,435
    Keyence Corp.......................................    200   87,129
#   Kintetsu Corp...................................... 23,000   83,751
*   Kintetsu Department Store Co., Ltd.................  3,000   11,281

                                     1081

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kintetsu World Express, Inc........................     800 $ 34,102
    Kinugawa Rubber Industrial Co., Ltd................   6,000   32,112
    Kita-Nippon Bank, Ltd. (The).......................     200    4,937
#   Kitagawa Iron Works Co., Ltd.......................   3,000    5,308
    Kito Corp..........................................     800   21,470
    Kitz Corp..........................................   4,900   28,264
    Kiyo Bank, Ltd. (The)..............................     900   12,319
*   KNT-CT Holdings Co., Ltd...........................  13,000   23,712
    Koa Corp...........................................   2,600   28,522
    Koatsu Gas Kogyo Co., Ltd..........................   1,000    5,910
    Kobayashi Pharmaceutical Co., Ltd..................     700   43,394
    Kobe Steel, Ltd.................................... 172,000  279,985
    Kohnan Shoji Co., Ltd..............................   1,000   10,342
    Koito Manufacturing Co., Ltd.......................   4,000  109,603
    Kokuyo Co., Ltd....................................   6,600   53,582
    KOMAIHALTEC, Inc...................................   5,000   14,395
#   Komatsu, Ltd.......................................   7,600  168,548
    Komeri Co., Ltd....................................   2,500   58,418
    Konaka Co., Ltd....................................   1,800   12,625
    Konami Corp........................................   2,600   60,363
    Kondotec, Inc......................................   3,600   23,897
    Konica Minolta, Inc................................  22,900  244,478
#   Kose Corp..........................................   1,100   45,754
    Krosaki Harima Corp................................  11,000   25,982
#   Kubota Corp........................................  11,000  144,818
    Kubota Corp. Sponsored ADR.........................     196   13,040
    Kumiai Chemical Industry Co., Ltd..................   3,000   19,459
    Kura Corp..........................................     400   10,610
    Kurabo Industries, Ltd.............................  14,000   24,841
#   Kuraray Co., Ltd...................................   8,000  104,788
    Kureha Corp........................................  12,000   64,002
    Kurimoto, Ltd......................................  13,000   30,894
#   Kurita Water Industries, Ltd.......................   5,400  124,083
    Kuroda Electric Co., Ltd...........................   2,000   33,104
    KYB Co., Ltd.......................................   7,000   31,772
    Kyocera Corp.......................................   3,000  145,311
    Kyodo Printing Co., Ltd............................   4,000   14,793
    Kyoei Steel, Ltd...................................     700   12,846
    Kyokuto Kaihatsu Kogyo Co., Ltd....................   2,300   34,316
#   Kyokuto Securities Co., Ltd........................   2,200   37,511
    Kyokuyo Co., Ltd...................................  10,000   24,913
    KYORIN Holdings, Inc...............................   2,600   53,572
    Kyoritsu Maintenance Co., Ltd......................     600   26,898
    Kyosan Electric Manufacturing Co., Ltd.............   2,000    7,183
    Kyowa Electronics Instruments Co., Ltd.............   5,000   27,631
    Kyowa Exeo Corp....................................   5,500   76,200
    Kyowa Hakko Kirin Co., Ltd.........................   5,000   68,693
    Kyudenko Corp......................................   4,000   36,573
#*  Kyushu Electric Power Co., Inc.....................   6,900   76,614
    Lasertec Corp......................................     600    6,116
    Lawson, Inc........................................   1,200   89,863
*   Leopalace21 Corp...................................  12,800   56,984
    Life Corp..........................................     400    6,227

                                     1082

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Lintec Corp........................................  3,000 $ 61,209
#   Lion Corp.......................................... 11,000   63,998
    LIXIL Group Corp...................................  7,600  184,238
#   M3, Inc............................................  3,200   51,648
    Macnica, Inc.......................................    300    9,848
    Maeda Corp.........................................  6,000   50,946
#   Maeda Kosen Co., Ltd...............................  2,000   23,845
    Maeda Road Construction Co., Ltd...................  3,000   52,215
    Makino Milling Machine Co., Ltd....................  6,000   48,587
#   Makita Corp........................................  1,000   59,147
    Mandom Corp........................................  1,000   36,602
    Mars Engineering Corp..............................  1,000   20,288
    Marubeni Corp...................................... 11,000   77,308
    Marudai Food Co., Ltd..............................  6,000   19,761
    Maruha Nichiro Corp................................  1,500   23,592
#   Marui Group Co., Ltd............................... 14,100  136,055
    Marusan Securities Co., Ltd........................  5,000   37,739
    Maruwa Co., Ltd....................................    200    7,270
    Maruyama Manufacturing Co., Inc....................  6,000   15,652
    Marvelous, Inc.....................................  1,500   21,963
    Matsuda Sangyo Co., Ltd............................    400    4,966
#   Matsui Securities Co., Ltd.........................    700    6,569
    Matsumotokiyoshi Holdings Co., Ltd.................  2,000   65,676
    Matsuya Foods Co., Ltd.............................    300    5,540
    Max Co., Ltd.......................................  1,000   11,257
#   Mazda Motor Corp...................................  4,400  105,720
#   McDonald's Holdings Co. Japan, Ltd.................    700   17,619
    Medipal Holdings Corp..............................  7,200   90,739
    Megachips Corp.....................................  1,600   22,463
    Megmilk Snow Brand Co., Ltd........................  1,800   23,315
    Meidensha Corp..................................... 17,000   72,656
    MEIJI Holdings Co., Ltd............................    800   57,341
    Meitec Corp........................................  1,000   32,971
    Melco Holdings, Inc................................    300    6,474
    Michinoku Bank, Ltd. (The).........................  3,000    6,315
#   Micronics Japan Co., Ltd...........................    500   35,834
    Mie Bank, Ltd. (The)...............................  6,000   13,746
    Milbon Co., Ltd....................................    240    8,212
    Mimasu Semiconductor Industry Co., Ltd.............  2,400   21,517
    Minato Bank, Ltd. (The)............................  3,000    5,604
    Minebea Co., Ltd...................................  7,000   83,281
    Ministop Co., Ltd..................................    300    4,754
    Miraca Holdings, Inc...............................  2,700  124,956
    Mirait Holdings Corp...............................  3,300   32,815
    Misawa Homes Co., Ltd..............................  3,600   41,340
    MISUMI Group, Inc..................................  1,100   35,057
    Mitani Corp........................................  1,300   36,145
    Mito Securities Co., Ltd...........................  3,000   10,953
    Mitsuba Corp.......................................  3,300   54,304
    Mitsubishi Corp....................................  9,600  202,290
    Mitsubishi Electric Corp........................... 16,000  211,225
    Mitsubishi Estate Co., Ltd.........................  5,000  122,265
#   Mitsubishi Gas Chemical Co., Inc................... 21,000  136,468

                                     1083

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Mitsubishi Heavy Industries, Ltd...................  42,000 $273,783
#   Mitsubishi Logistics Corp..........................   7,000  106,132
    Mitsubishi Materials Corp..........................  53,000  192,667
    Mitsubishi Nichiyu Forklift Co., Ltd...............   2,600   18,167
*   Mitsubishi Paper Mills, Ltd........................  32,000   27,594
    Mitsubishi Pencil Co., Ltd.........................     300    9,522
    Mitsubishi Research Institute, Inc.................     500   11,696
    Mitsubishi Steel Manufacturing Co., Ltd............  14,000   30,659
    Mitsubishi UFJ Financial Group, Inc................ 136,000  802,033
    Mitsuboshi Belting Co., Ltd........................   1,000    6,040
    Mitsui & Co., Ltd..................................  16,500  264,617
    Mitsui Chemicals, Inc..............................  56,000  150,968
    Mitsui Fudosan Co., Ltd............................   4,000  132,095
    Mitsui High-Tec, Inc...............................   2,700   18,203
    Mitsui Matsushima Co., Ltd.........................   4,000    5,286
    Mitsui Mining & Smelting Co., Ltd..................  52,000  154,376
    Mitsui OSK Lines, Ltd..............................  38,000  140,799
    Mitsui Sugar Co., Ltd..............................   9,000   34,463
    Mitsui-Soko Co., Ltd...............................   2,000    8,807
    Miura Co., Ltd.....................................     500   17,976
    Miyazaki Bank, Ltd. (The)..........................  14,000   46,840
    Miyoshi Oil & Fat Co., Ltd.........................   7,000    9,433
    Mizuho Financial Group, Inc........................ 329,499  639,713
#   Mizuno Corp........................................   6,000   35,975
#   Monex Group, Inc...................................  12,800   41,121
    MonotaRO Co., Ltd..................................   1,100   29,311
    Morinaga & Co., Ltd................................  15,000   31,748
    Morinaga Milk Industry Co., Ltd....................  11,000   39,435
    Morita Holdings Corp...............................   2,000   20,056
    MOS Food Services, Inc.............................     300    6,476
#   Moshi Moshi Hotline, Inc...........................     900    8,782
    MS&AD Insurance Group Holdings, Inc................   4,900  111,536
    MTI, Ltd...........................................   2,900   28,693
    Murata Manufacturing Co., Ltd......................     800   76,260
#   Musashi Seimitsu Industry Co., Ltd.................   2,200   53,750
    Musashino Bank, Ltd. (The).........................   2,300   78,391
#   Nabtesco Corp......................................   3,300   74,557
    NAC Co., Ltd.......................................   1,500   20,723
    Nachi-Fujikoshi Corp...............................   7,000   49,258
    Nafco Co., Ltd.....................................   1,700   29,181
    Nagano Bank, Ltd. (The)............................   3,000    5,615
    Nagase & Co., Ltd..................................   2,700   33,162
    Nagoya Railroad Co., Ltd...........................  10,000   41,846
    Nakamuraya Co., Ltd................................   2,000    8,265
    Nakanishi, Inc.....................................     500   21,181
    Nankai Electric Railway Co., Ltd...................  18,000   85,312
    Nanto Bank, Ltd. (The).............................   8,000   32,975
    NEC Corp........................................... 150,000  579,129
    NEC Networks & System Integration Corp.............   1,500   36,741
#   NET One Systems Co., Ltd...........................   5,800   38,341
    Neturen Co., Ltd...................................   2,500   19,049
    Nexon Co., Ltd.....................................   2,800   27,014
    Next Co., Ltd......................................   3,200   23,883

                                     1084

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   NGK Insulators, Ltd................................  2,000 $ 47,321
#   NH Foods, Ltd......................................  5,000  102,353
    NHK Spring Co., Ltd................................ 14,400  141,020
    Nice Holdings, Inc.................................  2,000    4,256
    Nichi-iko Pharmaceutical Co., Ltd..................  2,700   39,428
#   Nichias Corp.......................................  6,000   38,703
    Nichicon Corp......................................  3,100   24,161
    Nichiha Corp.......................................    500    4,955
    Nichii Gakkan Co...................................    600    5,121
    Nichirei Corp...................................... 10,000   47,431
    Nichireki Co., Ltd.................................  2,000   19,930
#   Nidec Corp.........................................    600   39,076
    Nidec Corp. ADR....................................    776   12,726
    Nifco, Inc.........................................  2,800   92,059
    NIFTY Corp.........................................  1,000   15,581
    Nihon Dempa Kogyo Co., Ltd.........................    500    5,276
    Nihon Kohden Corp..................................  1,400   68,788
    Nihon M&A Center, Inc..............................  1,500   42,010
    Nihon Nohyaku Co., Ltd.............................  2,000   21,539
    Nihon Parkerizing Co., Ltd.........................  2,100   46,355
    Nihon Trim Co., Ltd................................    700   22,222
    Nihon Unisys, Ltd..................................  6,100   55,219
    Nikkiso Co., Ltd...................................  3,100   36,657
    Nikko Co., Ltd.....................................  5,000   22,968
#   Nikon Corp.........................................  9,800  151,997
    Nippo Corp.........................................  3,000   52,479
    Nippon Beet Sugar Manufacturing Co., Ltd...........  3,000    5,638
#   Nippon Carbide Industries Co., Inc.................  9,000   23,986
    Nippon Carbon Co., Ltd.............................  3,000    5,400
#*  Nippon Chemi-Con Corp.............................. 11,000   28,576
*   Nippon Chemical Industrial Co., Ltd................ 18,000   25,790
    Nippon Coke & Engineering Co., Ltd................. 19,000   21,405
    Nippon Concrete Industries Co., Ltd................  5,000   25,517
    Nippon Denko Co., Ltd..............................  8,000   25,353
    Nippon Densetsu Kogyo Co., Ltd.....................  2,600   41,475
    Nippon Electric Glass Co., Ltd..................... 23,000  128,857
    Nippon Express Co., Ltd............................ 24,000  116,060
    Nippon Flour Mills Co., Ltd........................  9,000   45,517
    Nippon Gas Co., Ltd................................  2,200   51,538
    Nippon Hume Corp...................................  4,000   26,973
    Nippon Koei Co., Ltd...............................  2,000   10,611
    Nippon Konpo Unyu Soko Co., Ltd....................  3,600   61,693
    Nippon Light Metal Holdings Co., Ltd............... 20,600   34,918
#   Nippon Paper Industries Co., Ltd...................  4,800   83,922
    Nippon Pillar Packing Co., Ltd.....................  2,000   16,018
    Nippon Road Co., Ltd. (The)........................  5,000   28,045
#   Nippon Sharyo, Ltd.................................  5,000   18,294
*   Nippon Sheet Glass Co., Ltd........................ 46,000   64,042
    Nippon Shinyaku Co., Ltd...........................  1,000   28,554
#   Nippon Shokubai Co., Ltd...........................  4,000   51,273
    Nippon Signal Co., Ltd. (The)......................  3,500   32,785
    Nippon Soda Co., Ltd............................... 11,000   60,022
    Nippon Steel & Sumikin Bussan Corp.................  7,000   27,541

                                     1085

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Nippon Steel & Sumikin Texeng Co., Ltd.............   4,000 $ 22,618
    Nippon Steel & Sumitomo Metal Corp................. 189,000  570,716
*   Nippon Suisan Kaisha, Ltd..........................  16,400   47,236
    Nippon Synthetic Chemical Industry Co., Ltd. (The).   1,000    7,746
    Nippon Telegraph & Telephone Corp..................   1,800  119,528
    Nippon Telegraph & Telephone Corp. ADR.............   1,189   39,546
#   Nippon Thompson Co., Ltd...........................   7,000   33,480
    Nippon Valqua Industries, Ltd......................   2,000    5,878
    Nippon Yusen K.K...................................  57,000  163,318
    Nishi-Nippon City Bank, Ltd. (The).................  33,000   85,672
    Nishi-Nippon Railroad Co., Ltd.....................   9,000   36,189
    Nishikawa Rubber Co., Ltd..........................     400    6,859
    Nishimatsu Construction Co., Ltd...................  15,000   70,633
    Nishimatsuya Chain Co., Ltd........................   1,400   11,196
    Nishio Rent All Co., Ltd...........................     800   33,903
#   Nissan Chemical Industries, Ltd....................   6,500  119,153
    Nissan Shatai Co., Ltd.............................   3,000   48,312
    Nissei ASB Machine Co., Ltd........................   1,500   25,222
    Nissha Printing Co., Ltd...........................   1,700   24,562
    Nisshin Oillio Group, Ltd. (The)...................   6,000   20,200
#   Nisshin Seifun Group, Inc..........................  10,400  121,450
    Nisshin Steel Co., Ltd.............................   2,500   33,757
    Nisshinbo Holdings, Inc............................   8,000   80,747
    Nissin Corp........................................   4,000   11,847
    Nissin Electric Co., Ltd...........................   5,000   28,994
    Nissin Foods Holdings Co., Ltd.....................   1,100   60,441
    Nissin Kogyo Co., Ltd..............................   3,000   53,978
    Nitori Holdings Co., Ltd...........................   1,100   61,788
    Nitta Corp.........................................     700   16,938
    Nittetsu Mining Co., Ltd...........................   6,000   25,814
    Nitto Boseki Co., Ltd..............................   5,000   21,858
#   Nitto Denko Corp...................................   3,300  147,267
    Nitto Kogyo Corp...................................   1,300   27,186
    Nitto Kohki Co., Ltd...............................   1,300   26,094
    Nittoc Construction Co., Ltd.......................   6,700   24,577
    Nittoku Engineering Co., Ltd.......................     500    4,754
    NKSJ Holdings, Inc.................................   4,600  116,157
    NOF Corp...........................................   6,000   41,833
    Nohmi Bosai, Ltd...................................   1,000   15,229
    NOK Corp...........................................   3,900   79,635
#   Nomura Co., Ltd....................................   1,300   12,006
    Nomura Holdings, Inc...............................  54,800  345,984
    Nomura Real Estate Holdings, Inc...................   5,600  104,048
    Nomura Research Institute, Ltd.....................   2,300   72,416
    Noritake Co., Ltd..................................  10,000   27,759
    Noritz Corp........................................   2,500   49,122
    North Pacific Bank, Ltd............................  12,800   52,298
    NS Solutions Corp..................................   1,500   43,300
    NS United Kaiun Kaisha, Ltd........................  11,000   25,300
    NSD Co., Ltd.......................................   1,000   13,779
    NSK, Ltd...........................................  12,000  168,819
    NTN Corp...........................................  39,000  187,957
    NTT Data Corp......................................   3,100  118,055

                                     1086

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    NTT DOCOMO, Inc.................................... 46,100 $808,416
#   NTT Urban Development Corp.........................  2,800   30,505
#   Nuflare Technology, Inc............................    500   25,968
    Obara Group, Inc...................................    500   22,153
#   Obayashi Corp...................................... 14,000  102,176
    Obayashi Road Corp.................................  5,000   25,990
    Obic Co., Ltd......................................  1,300   46,149
#   Odakyu Electric Railway Co., Ltd................... 10,000   97,962
    Odelic Co., Ltd....................................    700   19,402
    Ogaki Kyoritsu Bank, Ltd. (The).................... 19,000   52,171
    Ohsho Food Service Corp............................    700   29,394
    Oiles Corp.........................................    700   17,436
    Oita Bank, Ltd. (The).............................. 10,000   36,296
    Oji Holdings Corp.................................. 47,000  189,162
    Okabe Co., Ltd.....................................  2,800   36,104
    Okamura Corp.......................................  4,000   34,377
    Oki Electric Industry Co., Ltd..................... 29,000   64,354
    Okinawa Cellular Telephone Co......................    600   17,659
    Okinawa Electric Power Co., Inc. (The).............  1,000   32,066
    OKUMA Corp.........................................  6,000   55,180
    Okumura Corp.......................................  9,000   48,969
    Okura Industrial Co., Ltd..........................  8,000   29,531
#*  Olympus Corp.......................................  2,000   71,968
    Omron Corp.........................................  2,000   88,705
    Onoken Co., Ltd....................................  1,700   19,463
    Onward Holdings Co., Ltd...........................  9,000   64,166
    Optex Co., Ltd.....................................  1,500   32,457
    Oracle Corp. Japan.................................    700   29,659
    Organo Corp........................................  5,000   24,861
    Oriental Land Co., Ltd.............................    400   75,115
    Osaka Gas Co., Ltd................................. 24,000   99,823
    Osaka Steel Co., Ltd...............................    300    5,549
#   OSAKA Titanium Technologies Co., Ltd...............  1,300   35,248
    Osaki Electric Co., Ltd............................  1,000    5,547
    OSG Corp...........................................  2,100   36,387
#   Otsuka Corp........................................    300   13,669
    Otsuka Holdings Co., Ltd...........................  5,100  162,398
    Pacific Industrial Co., Ltd........................  4,000   29,535
*   Pacific Metals Co., Ltd............................ 10,000   49,192
    Pack Corp. (The)...................................    300    5,938
    Pal Co., Ltd.......................................    200    5,650
    Paltac Corp........................................  2,000   26,645
#   PanaHome Corp......................................  5,000   37,063
    Panasonic Corp..................................... 22,900  285,527
    Paramount Bed Holdings Co., Ltd....................  1,300   38,755
    Parco Co., Ltd.....................................    500    4,364
    Park24 Co., Ltd....................................  3,100   56,871
    Pasona Group, Inc..................................  4,200   23,220
#   Penta-Ocean Construction Co., Ltd.................. 13,000   47,181
#   Pigeon Corp........................................  1,600   91,912
    Pilot Corp.........................................  1,000   44,113
    Piolax, Inc........................................    700   27,035
*   Pioneer Corp....................................... 26,200   70,103

                                     1087

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Plenus Co., Ltd....................................    500 $ 11,659
    Pola Orbis Holdings, Inc...........................  1,000   41,523
    Press Kogyo Co., Ltd...............................  2,000    7,611
    Pressance Corp.....................................    800   23,431
    Prima Meat Packers, Ltd............................ 14,000   36,230
    Proto Corp.........................................    800   11,535
    Psc, Inc...........................................    600   22,266
    Qol Co., Ltd.......................................  4,000   23,239
    Raito Kogyo Co., Ltd...............................  4,700   32,630
#   Rakuten, Inc.......................................  6,700   87,991
#   Relo Holdings, Inc.................................    400   27,140
    Renaissance, Inc...................................  2,600   24,049
    Rengo Co., Ltd..................................... 10,000   45,683
#   Resona Holdings, Inc............................... 66,600  371,134
#   Resorttrust, Inc...................................  1,600   33,045
    Ricoh Co., Ltd..................................... 24,900  285,043
    Ricoh Leasing Co., Ltd.............................    900   26,025
#   Right On Co., Ltd..................................  3,300   22,819
    Riken Corp.........................................  8,000   35,929
    Riken Technos Corp.................................  5,000   24,645
    Riken Vitamin Co., Ltd.............................    500   12,777
    Rinnai Corp........................................    400   36,418
    Riso Kagaku Corp...................................    900   26,294
    Rock Field Co., Ltd................................    300    5,495
    Rohto Pharmaceutical Co., Ltd......................  6,100   94,400
    Roland DG Corp.....................................    900   33,879
    Round One Corp.....................................  5,500   32,000
    Royal Holdings Co., Ltd............................  1,900   31,098
    Ryobi, Ltd.........................................  8,000   26,023
    Ryoden Trading Co., Ltd............................  1,000    7,328
#   Ryohin Keikaku Co., Ltd............................    400   48,276
    Ryosan Co., Ltd....................................  1,800   38,519
    S Foods, Inc.......................................  1,400   22,000
    Saibu Gas Co., Ltd.................................  7,000   17,640
    Sakai Chemical Industry Co., Ltd...................  2,000    6,357
#   Sakai Moving Service Co., Ltd......................    500   18,559
    Sakai Ovex Co., Ltd................................ 15,000   24,178
    Sakata INX Corp....................................  2,000   19,617
#   Sakata Seed Corp...................................    400    5,413
    San-A Co., Ltd.....................................    600   19,470
    San-In Godo Bank, Ltd. (The)....................... 12,000   85,385
    Sanden Corp........................................  7,000   39,294
    Sangetsu Co., Ltd..................................  1,300   34,208
#*  Sanix, Inc.........................................  1,900   22,455
    Sanken Electric Co., Ltd...........................  8,000   64,750
    Sankyo Seiko Co., Ltd..............................  3,700   14,729
    Sankyo Tateyama, Inc...............................  1,200   24,300
    Sankyu, Inc........................................ 20,000   97,386
#   Sanrio Co., Ltd....................................  2,400   69,171
    Sanshin Electronics Co., Ltd.......................    700    5,651
    Sanwa Holdings Corp................................ 16,000  112,782
#   Sanyo Chemical Industries, Ltd.....................  5,000   33,385
    Sanyo Denki Co., Ltd...............................  1,000    7,654

                                     1088

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sanyo Electric Railway Co., Ltd....................  3,000 $ 13,365
    Sanyo Shokai, Ltd..................................  2,000    4,597
    Sanyo Special Steel Co., Ltd.......................  8,000   35,944
    Sato Holdings Corp.................................    500   12,830
    Satori Electric Co., Ltd...........................  3,200   20,549
#   Sawada Holdings Co., Ltd...........................  2,100   15,884
    Sawai Pharmaceutical Co., Ltd......................    600   34,005
    SBI Holdings, Inc.................................. 13,900  162,165
    SCSK Corp..........................................  1,200   33,186
    Secom Co., Ltd.....................................  1,600   97,322
    Seika Corp.........................................  2,000    5,264
    Seikitokyu Kogyo Co., Ltd.......................... 18,000   20,593
    Seiko Epson Corp...................................  3,800  162,662
    Seiko Holdings Corp................................ 10,000   39,122
    Seino Holdings Co., Ltd............................  6,000   64,507
    Seiren Co., Ltd....................................  3,600   32,145
    Sekisui Chemical Co., Ltd.......................... 20,000  239,809
    Sekisui House, Ltd................................. 15,500  203,436
    Sekisui Jushi Corp.................................  2,400   32,710
#   Senko Co., Ltd.....................................  8,000   41,104
    Senshu Ikeda Holdings, Inc......................... 11,400   58,102
#   Senshukai Co., Ltd.................................    800    6,740
    Seria Co., Ltd.....................................    800   34,777
    Seven & I Holdings Co., Ltd........................  4,700  195,593
#   Seven Bank, Ltd.................................... 11,000   44,143
#*  Sharp Corp......................................... 28,000   87,214
    Shibusawa Warehouse Co., Ltd. (The)................  2,000    6,792
    Shibuya Kogyo Co., Ltd.............................  1,600   45,533
    Shiga Bank, Ltd. (The).............................  9,000   53,297
    Shikoku Bank, Ltd. (The)...........................  9,000   20,060
    Shikoku Chemicals Corp.............................  1,000    6,805
#*  Shikoku Electric Power Co., Inc....................  4,100   54,061
    Shima Seiki Manufacturing, Ltd.....................  1,800   34,428
    Shimachu Co., Ltd..................................  3,500   81,149
    Shimadzu Corp......................................  9,000   86,145
    Shimamura Co., Ltd.................................    700   69,418
    Shimano, Inc.......................................    600   70,044
    Shimizu Bank, Ltd. (The)...........................    300    7,934
    Shimizu Corp....................................... 12,000   91,915
    Shin-Etsu Chemical Co., Ltd........................  2,400  152,228
    Shinagawa Refractories Co., Ltd....................  5,000   11,885
    Shindengen Electric Manufacturing Co., Ltd.........  7,000   39,952
    Shinko Electric Industries Co., Ltd................  3,500   31,115
#   Shinko Plantech Co., Ltd...........................  1,900   14,299
    Shinko Shoji Co., Ltd..............................  2,700   24,245
    Shinmaywa Industries, Ltd..........................  4,000   36,148
#   Shinsei Bank, Ltd.................................. 39,000   82,466
    Shionogi & Co., Ltd................................  4,200   90,673
    Ship Healthcare Holdings, Inc......................  1,500   49,007
#   Shiseido Co., Ltd..................................  4,800   94,603
    Shizuoka Bank, Ltd. (The).......................... 11,000  118,553
    Shizuoka Gas Co., Ltd..............................  3,900   25,690
    Shoko Co., Ltd..................................... 14,000   21,579

                                     1089

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Showa Corp.........................................   4,500 $   50,128
    Showa Denko K.K.................................... 121,000    176,017
    Showa Sangyo Co., Ltd..............................   4,000     14,717
    Showa Shell Sekiyu KK..............................   6,100     68,799
    Siix Corp..........................................     900     16,672
#   Sinanen Co., Ltd...................................   3,000     12,547
    Sinfonia Technology Co., Ltd.......................   3,000      4,898
    Sintokogio, Ltd....................................   1,500     10,578
    SKY Perfect JSAT Holdings, Inc.....................  13,600     80,646
    SMC Corp...........................................     200     55,216
    SMK Corp...........................................   1,000      4,226
#   SMS Co., Ltd.......................................     900     21,783
#   Sodick Co., Ltd....................................   1,300      9,005
    Softbank Corp......................................   7,800    560,728
    Sogo Medical Co., Ltd..............................     800     38,946
    Sohgo Security Services Co., Ltd...................   2,300     52,249
    Sojitz Corp........................................  70,000    119,065
    Sotetsu Holdings, Inc..............................  20,000     79,377
    Square Enix Holdings Co., Ltd......................   2,800     57,156
    St Marc Holdings Co., Ltd..........................     700     38,179
#   Stanley Electric Co., Ltd..........................   2,800     72,624
    Star Micronics Co., Ltd............................     600      8,252
    Starbucks Coffee Japan, Ltd........................   2,200     25,263
    Start Today Co., Ltd...............................   2,300     60,932
    Starts Corp., Inc..................................   1,500     24,678
    Starzen Co., Ltd...................................   1,000      2,884
    Stella Chemifa Corp................................     300      4,064
    Studio Alice Co., Ltd..............................   1,400     19,561
    Sugi Holdings Co., Ltd.............................   1,100     47,156
#   Sumco Corp.........................................   7,000     64,440
    Sumitomo Bakelite Co., Ltd.........................   4,000     15,872
    Sumitomo Chemical Co., Ltd.........................  86,000    326,888
    Sumitomo Corp......................................  11,400    150,230
    Sumitomo Dainippon Pharma Co., Ltd.................   3,900     47,678
    Sumitomo Densetsu Co., Ltd.........................   1,900     22,381
    Sumitomo Electric Industries, Ltd..................  11,900    174,424
    Sumitomo Forestry Co., Ltd.........................   8,100     95,417
    Sumitomo Heavy Industries, Ltd.....................  33,000    161,278
    Sumitomo Metal Mining Co., Ltd.....................   9,000    149,933
#*  Sumitomo Mitsui Construction Co., Ltd..............  30,700     34,635
    Sumitomo Mitsui Financial Group, Inc...............  36,500  1,487,903
    Sumitomo Mitsui Trust Holdings, Inc................  64,000    278,509
#   Sumitomo Osaka Cement Co., Ltd.....................  31,000    111,440
    Sumitomo Precision Products Co., Ltd...............   6,000     24,015
    Sumitomo Real Estate Sales Co., Ltd................     220      6,379
    Sumitomo Realty & Development Co., Ltd.............   3,000    123,865
    Sumitomo Rubber Industries, Ltd....................   3,100     44,901
#   Sumitomo Seika Chemicals Co., Ltd..................   7,000     47,558
    Sumitomo Warehouse Co., Ltd. (The).................   6,000     33,843
    Sun Frontier Fudousan Co., Ltd.....................   2,200     24,751
    Sundrug Co., Ltd...................................   1,200     53,875
    Suruga Bank, Ltd...................................   2,000     38,997
    Suzuken Co., Ltd...................................   3,800    121,156

                                     1090

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Suzuki Motor Corp..................................  9,200 $307,004
*   SWCC Showa Holdings Co., Ltd....................... 31,000   34,295
    Sysmex Corp........................................  2,600  100,933
    T Hasegawa Co., Ltd................................  1,100   16,735
    T&D Holdings, Inc.................................. 13,100  164,413
    T-Gaia Corp........................................  2,200   20,407
    Tabuchi Electric Co., Ltd..........................  3,000   29,571
    Tachi-S Co., Ltd...................................  2,000   33,614
    Tadano, Ltd........................................  3,000   52,119
    Taiheiyo Cement Corp............................... 30,000  116,154
    Taiho Kogyo Co., Ltd...............................  1,600   17,529
    Taikisha, Ltd......................................  1,100   25,542
    Taisei Corp........................................  8,000   45,117
    Taisei Lamick Co., Ltd.............................    200    5,185
    Taiyo Holdings Co., Ltd............................  1,300   40,116
    Taiyo Nippon Sanso Corp............................  8,000   70,153
#   Taiyo Yuden Co., Ltd...............................  7,500   79,989
    Takagi Securities Co., Ltd.........................  9,000   22,312
    Takara Standard Co., Ltd...........................  6,000   54,444
#   Takasago International Corp........................  3,000   14,300
    Takasago Thermal Engineering Co., Ltd..............  3,900   48,094
#   Takashimaya Co., Ltd............................... 16,000  147,148
    Takata Corp........................................  1,500   29,840
    Take And Give Needs Co., Ltd.......................    700    8,279
    Takeda Pharmaceutical Co., Ltd.....................  3,500  159,644
    Takeei Corp........................................  1,700   18,381
    Takeuchi Manufacturing Co., Ltd....................  1,100   45,122
    Takisawa Machine Tool Co., Ltd.....................  7,000   14,012
#   Takuma Co., Ltd....................................  5,000   30,317
#   Tamron Co., Ltd....................................  1,800   40,350
#   Tatsuta Electric Wire and Cable Co., Ltd...........  2,100   12,077
    TBK Co., Ltd.......................................  3,000   15,197
    TDK Corp...........................................  3,200  153,508
#   Teijin, Ltd........................................ 56,000  138,679
    Tekken Corp........................................  4,000   14,743
#   Terumo Corp........................................  4,000   90,700
    THK Co., Ltd.......................................  2,800   67,382
    Toa Corp...........................................  6,000   10,674
    Toa Oil Co., Ltd................................... 10,000   16,710
    Toagosei Co., Ltd..................................  9,000   37,919
*   Tobishima Corp..................................... 14,400   22,697
#   Tobu Railway Co., Ltd.............................. 12,000   62,829
    TOC Co., Ltd.......................................  2,400   16,925
    Tocalo Co., Ltd....................................    900   15,373
    Tochigi Bank, Ltd. (The)...........................  8,000   33,091
#   Toda Corp..........................................  6,000   25,701
*   Toda Kogyo Corp....................................  8,000   23,032
    Toei Co., Ltd......................................  1,000    5,287
    Toho Bank, Ltd. (The).............................. 18,000   64,326
#   Toho Co., Ltd......................................  1,600   38,810
    Toho Gas Co., Ltd.................................. 11,000   60,782
    Toho Holdings Co., Ltd.............................  2,800   52,862
#*  Toho Titanium Co., Ltd.............................  3,200   26,177

                                     1091

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Toho Zinc Co., Ltd................................. 10,000 $ 47,245
    Tohoku Electric Power Co., Inc.....................  5,700   62,241
    Tokai Carbon Co., Ltd.............................. 12,000   34,328
    Tokai Corp/Gifu....................................    400   11,631
    TOKAI Holdings Corp................................  7,000   29,601
    Tokai Rika Co., Ltd................................  2,900   60,516
    Tokai Rubber Industries, Ltd.......................  3,300   32,606
#   Token Corp.........................................    510   23,557
    Tokio Marine Holdings, Inc.........................  5,000  157,234
    Tokushu Tokai Paper Co., Ltd.......................  1,000    2,160
    Tokuyama Corp...................................... 24,000   82,192
    Tokyo Dome Corp.................................... 12,000   56,373
*   Tokyo Electric Power Co., Inc...................... 17,400   67,888
    Tokyo Electron, Ltd................................  2,400  156,776
    Tokyo Gas Co., Ltd................................. 16,000   91,403
    Tokyo Keiki, Inc................................... 10,000   25,814
#*  Tokyo Rope Manufacturing Co., Ltd..................  5,000    8,767
    Tokyo Seimitsu Co., Ltd............................  2,200   39,016
    Tokyo Steel Manufacturing Co., Ltd.................  5,500   32,994
    Tokyo Tatemono Co., Ltd............................  5,000   42,704
    Tokyo Tekko Co., Ltd...............................  5,000   26,563
#   Tokyo Tomin Bank, Ltd. (The).......................    600    7,095
#   Tokyu Construction Co., Ltd........................  2,740   13,429
    Tokyu Corp......................................... 14,000  100,648
    Tokyu Fudosan Holdings Corp........................ 10,043   76,174
    Tomoku Co., Ltd....................................  2,000    5,724
    TOMONY Holdings, Inc...............................  8,200   33,589
#   Tomy Co., Ltd......................................  4,900   25,454
#   TonenGeneral Sekiyu K.K............................  4,000   34,934
#   Topcon Corp........................................  2,700   61,697
    Toppan Forms Co., Ltd..............................  5,300   51,801
#   Toppan Printing Co., Ltd........................... 11,000   83,791
    Topre Corp.........................................    600    8,487
    Topy Industries, Ltd............................... 19,000   39,420
#   Toray Industries, Inc.............................. 16,000  108,302
#   Toridoll.corp......................................  1,100    9,200
#   Tosei Corp.........................................  2,900   19,228
#   Toshiba Corp....................................... 39,000  173,459
    Toshiba Machine Co., Ltd...........................  6,000   26,658
    Toshiba Plant Systems & Services Corp..............  2,700   42,820
    Toshiba TEC Corp................................... 11,000   72,152
    Tosho Co., Ltd.....................................    900   17,720
    Tosoh Corp......................................... 45,000  197,445
    Totetsu Kogyo Co., Ltd.............................  1,700   41,689
    TOTO, Ltd..........................................  3,000   37,604
    Towa Bank, Ltd. (The).............................. 30,000   29,528
    Towa Corp..........................................  4,100   23,252
#   Towa Pharmaceutical Co., Ltd.......................    700   26,753
    Toyo Construction Co., Ltd.........................  6,900   28,551
#   Toyo Engineering Corp..............................  4,000   17,611
    Toyo Ink SC Holdings Co., Ltd......................  5,000   23,686
#   Toyo Kanetsu K.K...................................  8,000   19,864
    Toyo Securities Co., Ltd...........................  7,000   19,430

                                     1092

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Toyo Seikan Group Holdings, Ltd....................  3,900 $ 60,740
#   Toyo Suisan Kaisha, Ltd............................  3,000   90,996
    Toyo Tanso Co., Ltd................................  1,400   34,339
    Toyo Tire & Rubber Co., Ltd........................  5,400   98,050
    Toyobo Co., Ltd.................................... 54,000   87,402
    Toyoda Gosei Co., Ltd..............................  5,900  119,821
#   Toyota Boshoku Corp................................  3,700   41,853
    Toyota Tsusho Corp.................................  9,500  264,107
#   TPR Co., Ltd.......................................    400    9,365
    Trancom Co., Ltd...................................    300   11,923
    Transcosmos, Inc...................................    500   10,665
    Trend Micro, Inc...................................  1,000   35,597
    Trusco Nakayama Corp...............................  1,000   25,157
    TS Tech Co., Ltd...................................  4,300  122,451
    Tsubakimoto Chain Co............................... 11,000   93,881
    Tsukishima Kikai Co., Ltd..........................  1,000   11,071
    Tsukuba Bank, Ltd..................................  6,800   23,067
    Tsukui Corp........................................  2,800   25,800
#   Tsumura & Co.......................................  2,900   69,721
    Tsuruha Holdings, Inc..............................  1,100   63,145
#   UACJ Corp.......................................... 14,000   55,306
    Ube Industries, Ltd................................ 59,000  101,802
    Uchida Yoko Co., Ltd...............................  7,000   25,323
    UKC Holdings Corp..................................    300    4,683
*   Ulvac, Inc.........................................  2,900   57,715
    Unicharm Corp......................................    600   36,740
    Uniden Corp........................................ 10,000   24,193
    Union Tool Co......................................  1,200   31,610
    Unipres Corp.......................................  3,300   71,297
    United Arrows, Ltd.................................    800   31,331
#*  Unitika, Ltd....................................... 22,000    9,781
    UNY Group Holdings Co., Ltd........................  7,100   42,206
*   Usen Corp..........................................  6,500   25,599
    Ushio, Inc.........................................  8,000   95,480
    USS Co., Ltd.......................................  3,500   61,143
    UT Holdings Co., Ltd...............................  2,700   15,709
    Valor Co., Ltd.....................................  3,400   55,408
    Vital KSK Holdings, Inc............................    500    4,048
    Wacoal Holdings Corp...............................  4,000   42,255
#   Wacom Co., Ltd.....................................  7,500   34,386
    Wakita & Co., Ltd..................................  3,000   35,127
    Warabeya Nichiyo Co., Ltd..........................  1,700   33,921
    Weathernews, Inc...................................    900   27,354
    Welcia Holdings Co., Ltd...........................    900   57,627
#   West Japan Railway Co..............................  2,200   99,784
    Wowow, Inc.........................................    500   20,867
    Xebio Co., Ltd.....................................  1,600   28,595
    Yachiyo Bank, Ltd. (The)...........................  1,400   44,592
    Yahagi Construction Co., Ltd.......................  2,300   17,489
#   Yahoo Japan Corp................................... 11,800   53,392
#   Yakult Honsha Co., Ltd.............................    800   42,271
#   Yamada Denki Co., Ltd.............................. 18,800   66,726
#   Yamagata Bank, Ltd. (The)..........................  7,000   33,928

                                     1093

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Yamaguchi Financial Group, Inc..................... 12,000 $   122,918
#   Yamaha Motor Co., Ltd..............................  5,200      86,143
    Yamanashi Chuo Bank, Ltd. (The)....................  4,000      17,931
    Yamatane Corp...................................... 14,000      23,935
#   Yamato Holdings Co., Ltd...........................  3,800      79,157
    Yamato Kogyo Co., Ltd..............................  2,400      78,012
#   Yamazaki Baking Co., Ltd...........................  6,000      75,944
    Yamazen Corp.......................................    800       6,335
    Yaoko Co., Ltd.....................................    700      39,484
#   Yaskawa Electric Corp..............................  5,800      75,590
    Yellow Hat, Ltd....................................    800      17,546
    Yokogawa Bridge Holdings Corp......................  2,800      42,018
    Yokogawa Electric Corp.............................  6,900      86,906
    Yokohama Reito Co., Ltd............................  1,400      11,789
    Yokohama Rubber Co., Ltd. (The).................... 19,000     164,511
    Yondoshi Holdings, Inc.............................  1,300      28,289
    Yorozu Corp........................................    800      17,005
    Yuasa Trading Co., Ltd............................. 15,000      31,740
    Yumeshin Holdings Co., Ltd.........................  2,600      24,643
    Yurtec Corp........................................  4,000      24,685
    Yushiro Chemical Industry Co., Ltd.................    300       3,792
    Zenrin Co., Ltd....................................  2,300      26,856
#   Zensho Holdings Co., Ltd...........................  4,100      41,138
    Zeon Corp.......................................... 10,000      98,765
    ZERIA Pharmaceutical Co., Ltd......................    900      22,060
    Zojirushi Corp.....................................  4,000      18,541
                                                               -----------
TOTAL JAPAN............................................         61,549,079
                                                               -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV.............................  6,195     189,018
    Accell Group.......................................    812      15,012
    Aegon NV........................................... 31,839     258,204
    Akzo Nobel NV......................................  4,026     289,967
*   AMG Advanced Metallurgical Group NV................  3,771      36,716
    Amsterdam Commodities NV...........................  1,321      30,077
*   APERAM.............................................  3,785     127,378
    Arcadis NV.........................................  3,799     118,739
    ASM International NV...............................  2,399      91,223
    ASML Holding NV....................................  1,345     126,635
    BE Semiconductor Industries NV.....................  1,154      19,253
    Beter Bed Holding NV...............................    103       2,374
    BinckBank NV.......................................  2,499      28,300
    Brunel International NV............................  1,265      33,136
    Corbion NV.........................................  2,440      46,440
    Delta Lloyd NV..................................... 10,387     239,927
    Exact Holding NV...................................    439      18,257
    Fugro NV...........................................  3,353     129,112
#   Gemalto NV.........................................  1,921     187,618
*   Grontmij...........................................  1,448       7,848
    Heijmans NV........................................  1,782      25,289
    Hunter Douglas NV..................................     40       1,800
*   ING Groep NV....................................... 52,366     680,108
*   ING Groep NV Sponsored ADR.........................    924      11,984

                                     1094

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    KAS Bank NV........................................   1,078 $   14,546
    Kendrion NV........................................     532     16,574
    Koninklijke Ahold NV...............................  35,772    623,732
    Koninklijke BAM Groep NV...........................  14,578     39,520
    Koninklijke Boskalis Westminster NV................   7,476    399,283
*   Koninklijke KPN NV................................. 112,490    359,704
    Koninklijke Philips NV.............................  13,538    416,970
#   Koninklijke Ten Cate NV............................   1,053     27,133
    Koninklijke Vopak NV...............................   1,624     75,175
    Koninklijke Wessanen NV............................   4,388     25,556
#   Nutreco NV.........................................   2,397    102,398
#*  Ordina NV..........................................   9,133     21,877
    Randstad Holding NV................................   2,790    138,302
    Reed Elsevier NV...................................  13,091    294,685
    Reed Elsevier NV Sponsored ADR.....................     469     21,096
#*  Royal Imtech NV....................................   9,920      7,834
*   SBM Offshore NV....................................   6,042     81,128
    Sligro Food Group NV...............................     949     37,962
    Telegraaf Media Groep NV...........................     752      6,553
    TKH Group NV.......................................   2,177     68,431
*   TomTom NV..........................................   5,912     42,977
#   Unilever NV........................................  14,434    593,670
    USG People NV......................................   3,557     49,131
    Wolters Kluwer NV..................................  12,709    352,119
    Ziggo NV...........................................   3,202    144,395
                                                                ----------
TOTAL NETHERLANDS......................................          6,675,166
                                                                ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd...............................  29,590     49,600
    Auckland International Airport, Ltd................  36,146    116,856
*   Bathurst Resources, Ltd............................   9,581        461
    Chorus, Ltd........................................  10,816     16,037
    Contact Energy, Ltd................................  10,843     50,918
    Fisher & Paykel Healthcare Corp., Ltd..............  21,594     87,000
    Fletcher Building, Ltd.............................  11,371     87,523
    Freightways, Ltd...................................     544      2,267
    Infratil, Ltd......................................  11,288     23,841
    Kathmandu Holdings, Ltd............................   8,507     24,047
#   Mainfreight, Ltd...................................     959     12,085
    Nuplex Industries, Ltd.............................   6,692     16,803
    Port of Tauranga, Ltd..............................   2,489     32,724
    Ryman Healthcare, Ltd..............................   8,129     55,708
    Sky Network Television, Ltd........................  10,622     60,683
    Telecom Corp. of New Zealand, Ltd..................  49,333    118,829
    Tower, Ltd.........................................   2,423      3,755
#   TrustPower, Ltd....................................     712      4,315
    Vector, Ltd........................................   6,867     15,091
#   Warehouse Group, Ltd. (The)........................   3,208      8,621

                                     1095

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
NEW ZEALAND -- (Continued)
*   Xero, Ltd..........................................     584 $ 12,298
                                                                --------
TOTAL NEW ZEALAND......................................          799,462
                                                                --------
NORWAY -- (1.1%)
    ABG Sundal Collier Holding ASA.....................   5,144    4,560
    Aker ASA Class A...................................   1,487   56,878
    Aker Solutions ASA.................................   4,729   69,791
*   Archer, Ltd........................................  17,369   26,819
    Atea ASA...........................................   2,569   30,202
    Austevoll Seafood ASA..............................   3,081   20,732
    Bakkafrost P/F.....................................     910   17,745
    Bonheur ASA........................................     235    4,293
    BW Offshore, Ltd...................................  21,859   28,910
    Cermaq ASA.........................................   3,764   47,502
#*  Det Norske Oljeselskap ASA.........................   1,499   16,509
    DNB ASA............................................  18,280  323,950
*   DNO ASA............................................  10,543   35,313
*   DOF ASA............................................     435    1,912
    Ekornes ASA........................................   1,061   13,197
    Eltek ASA..........................................   1,341    1,916
    Fred Olsen Energy ASA..............................     500   11,348
#*  Frontline, Ltd.....................................   1,584    3,855
    Gjensidige Forsikring ASA..........................   2,230   42,999
    Golden Ocean Group, Ltd............................  10,261   15,668
    Hexagon Composites ASA.............................   3,890   22,699
*   Hoegh LNG Holdings, Ltd............................   2,182   27,398
*   Hurtigruten ASA....................................  15,636   10,726
*   Kongsberg Automotive Holding ASA...................  36,555   39,432
    Kvaerner ASA.......................................   9,715   16,889
    Leroey Seafood Group ASA...........................   1,018   36,898
    Marine Harvest ASA.................................   5,684   77,318
*   Nordic Semiconductor ASA...........................   4,191   22,547
    Norsk Hydro ASA....................................  22,161  131,383
*   Norske Skogindustrier ASA..........................  31,267   26,176
#*  Norwegian Air Shuttle A.S..........................   1,413   42,693
*   Odfjell SE Class A.................................     203      853
    Opera Software ASA.................................   2,842   33,313
    Orkla ASA..........................................   7,127   64,511
*   Panoro Energy ASA..................................  42,038   23,007
    Petroleum Geo-Services ASA.........................  20,838  176,999
    Prosafe SE.........................................  10,452   77,838
*   REC Silicon ASA.................................... 168,860   92,853
*   REC Solar ASA......................................   1,763   23,385
    Salmar ASA.........................................   2,265   44,360
    Schibsted ASA......................................     623   30,076
    Seadrill, Ltd......................................   2,571   93,224
    Solstad Offshore ASA...............................     578    9,671
    SpareBank 1 SR Bank ASA............................   7,616   69,825
    Statoil ASA........................................  18,332  523,829
#   Statoil ASA Sponsored ADR..........................   4,209  119,704
    Stolt-Nielsen, Ltd.................................     714   16,221
*   Storebrand ASA.....................................  23,676  131,546
    Subsea 7 SA........................................   7,181  119,876

                                     1096

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
NORWAY -- (Continued)
    Telenor ASA........................................     3,468 $   79,809
    TGS Nopec Geophysical Co. ASA......................     1,792     50,824
    Tomra Systems ASA..................................     6,595     54,732
    Veidekke ASA.......................................     3,219     35,209
    Wilh Wilhelmsen ASA................................     4,709     38,869
    Wilh Wilhelmsen Holding ASA Class A................       415     12,679
    Yara International ASA.............................     3,683    168,285
                                                                  ----------
TOTAL NORWAY...........................................            3,319,756
                                                                  ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................     9,400     26,320
*   Banco BPI SA.......................................    21,855     44,013
#*  Banco Comercial Portugues SA....................... 1,712,517    244,580
#*  Banco Espirito Santo SA............................   114,362     30,697
    EDP - Energias de Portugal SA......................    38,500    180,299
    EDP Renovaveis SA..................................    14,095     99,386
    Galp Energia SGPS SA...............................     5,799    102,928
    Jeronimo Martins SGPS SA...........................     3,738     48,860
    Mota-Engil SGPS SA.................................     5,517     34,410
    NOS SGPS...........................................     5,591     33,321
    Portucel SA........................................    15,023     68,917
#   Portugal Telecom SGPS SA...........................     8,905     19,223
    REN - Redes Energeticas Nacionais SGPS SA..........    17,419     61,331
    Semapa-Sociedade de Investimento e Gestao..........     3,843     56,438
    Sonae..............................................    60,199     90,464
    Teixeira Duarte SA.................................    12,108     12,961
                                                                  ----------
TOTAL PORTUGAL.........................................            1,154,148
                                                                  ----------
SINGAPORE -- (1.4%)
#*  Ausgroup, Ltd......................................    14,000      4,603
    Biosensors International Group, Ltd................    67,000     45,483
    Boustead Singapore, Ltd............................     9,000     13,253
    Breadtalk Group, Ltd...............................    12,000     13,200
    Bukit Sembawang Estates, Ltd.......................     5,000     25,190
    CapitaLand, Ltd....................................    29,000     79,915
    Chip Eng Seng Corp., Ltd...........................    30,000     19,933
    City Developments, Ltd.............................     4,000     33,783
    Cityspring Infrastructure Trust....................    25,000      9,999
    ComfortDelGro Corp., Ltd...........................    44,000     90,936
#   Cosco Corp. Singapore, Ltd.........................    57,000     32,542
    CSE Global, Ltd....................................    44,000     25,562
    CWT, Ltd...........................................    22,000     29,750
    DBS Group Holdings, Ltd............................    19,539    284,670
    Del Monte Pacific, Ltd.............................    36,000     15,257
    Ezion Holdings, Ltd................................    34,200     58,569
    Ezra Holdings, Ltd.................................    63,000     59,047
    First Resources, Ltd...............................    30,000     54,128
    Fragrance Group, Ltd...............................    64,000     12,289
    Global Logistic Properties, Ltd....................    29,000     64,559
#   Global Premium Hotels, Ltd.........................     5,120      1,513
    GMG Global, Ltd....................................   163,000     10,836
    Golden Agri-Resources, Ltd.........................   163,000     69,583

                                     1097

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
SINGAPORE -- (Continued)
    Goodpack, Ltd......................................  12,000 $ 23,608
    Great Eastern Holdings, Ltd........................   1,000   18,353
    GuocoLand, Ltd.....................................   5,000    8,489
    GuocoLeisure, Ltd..................................  45,000   39,167
    Ho Bee Land, Ltd...................................  11,000   19,774
    Hong Fok Corp., Ltd................................  23,000   19,564
    Hongkong Land Holdings, Ltd........................  10,000   68,351
    Hutchison Port Holdings Trust...................... 123,000   91,511
    Hyflux, Ltd........................................  43,000   40,815
    Indofood Agri Resources, Ltd.......................  18,000   13,931
    Jardine Cycle & Carriage, Ltd......................   1,000   37,160
    k1 Ventures, Ltd...................................  82,000   13,464
    Keppel Corp., Ltd..................................  17,000  149,005
    Keppel Infrastructure Trust........................  17,000   14,100
    Keppel Land, Ltd...................................   7,000   20,359
    Lian Beng Group, Ltd...............................  48,000   27,603
#*  Linc Energy, Ltd...................................  16,858   16,821
    M1, Ltd............................................  15,000   44,944
#   Midas Holdings, Ltd................................ 112,000   38,950
    Nam Cheong, Ltd.................................... 118,000   43,353
*   Neptune Orient Lines, Ltd..........................  32,000   24,313
    Noble Group, Ltd................................... 108,000  122,260
    OSIM International, Ltd............................  16,000   36,702
    Otto Marine, Ltd................................... 450,000   25,752
    OUE Hospitality Trust..............................   2,333    1,693
    OUE, Ltd...........................................  14,000   27,417
    Oversea-Chinese Banking Corp., Ltd.................  67,494  538,663
    Oxley Holdings, Ltd................................  35,000   18,543
    Petra Foods, Ltd...................................   4,000   12,619
*   Raffles Education Corp., Ltd.......................  19,000    5,834
    SATS, Ltd..........................................  28,000   67,332
    SembCorp Industries, Ltd...........................  29,000  126,993
#   SembCorp Marine, Ltd...............................  20,000   66,192
    Sheng Siong Group, Ltd.............................  39,000   22,152
    Sinarmas Land, Ltd................................. 116,000   61,454
    Singapore Airlines, Ltd............................  16,000  132,119
    Singapore Exchange, Ltd............................  13,000   73,338
    Singapore Post, Ltd................................  52,000   73,139
#   Singapore Press Holdings, Ltd......................  17,000   56,485
    Singapore Telecommunications, Ltd..................  76,000  247,190
#*  Sino Grandness Food Industry Group, Ltd............  46,000   24,991
    SMRT Corp., Ltd....................................  32,000   40,480
    Stamford Land Corp., Ltd...........................  11,000    5,688
    StarHub, Ltd.......................................  13,000   44,288
    Sunningdale Tech, Ltd.............................. 133,000   21,828
*   SunVic Chemical Holdings, Ltd......................  63,000   25,644
#   Super Group, Ltd...................................  34,000   40,017
    Swiber Holdings, Ltd...............................  32,000   13,399
    Tat Hong Holdings, Ltd.............................   5,000    3,515
    Tuan Sing Holdings, Ltd............................  21,000    6,713
    United Engineers, Ltd..............................  23,000   44,131
#   United Envirotech, Ltd.............................  35,000   38,311
    United Industrial Corp., Ltd.......................   3,000    8,172

                                     1098

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    United Overseas Bank, Ltd..........................  10,333 $  199,413
    UOB-Kay Hian Holdings, Ltd.........................   4,000      5,202
    UOL Group, Ltd.....................................  30,451    161,329
*   Vard Holdings, Ltd.................................  23,000     19,921
    Venture Corp., Ltd.................................  17,000    110,368
    Wee Hur Holdings, Ltd..............................  81,000     26,254
    Wilmar International, Ltd..........................  32,000     83,548
    Wing Tai Holdings, Ltd.............................  36,000     56,809
#   Yongnam Holdings, Ltd.............................. 106,000     19,907
                                                                ----------
TOTAL SINGAPORE........................................          4,544,040
                                                                ----------
SPAIN -- (3.0%)........................................
    Abengoa SA.........................................   3,849     22,183
    Abengoa SA Class B.................................  23,766    126,351
    Abertis Infraestructuras SA........................   6,823    149,543
    Acciona SA.........................................   2,250    184,511
    Acerinox SA........................................   6,127    101,967
    ACS Actividades de Construccion y Servicios SA.....   3,556    155,508
    Adveo Group International SA.......................      62      1,495
*   Almirall SA........................................   1,484     22,684
    Amadeus IT Holding SA Class A......................   7,716    303,630
    Atresmedia Corp de Medios de Comunicacion SA.......   1,251     18,332
    Banco Bilbao Vizcaya Argentaria SA.................  47,597    585,096
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   2,321     28,531
    Banco de Sabadell SA............................... 151,877    493,019
    Banco Popular Espanol SA...........................  29,898    182,455
    Banco Santander SA................................. 160,197  1,609,545
*   Bankia SA..........................................  88,907    174,174
    Bankinter SA.......................................  38,583    333,150
    Bolsas y Mercados Espanoles SA.....................   3,973    180,505
    CaixaBank SA.......................................  23,269    139,921
*   Cementos Portland Valderrivas SA...................     950      6,573
    Cie Automotive SA..................................   1,538     21,655
    Construcciones y Auxiliar de Ferrocarriles SA......     132     54,820
*   Deoleo SA..........................................  24,843     13,464
    Distribuidora Internacional de Alimentacion SA.....  16,897    140,055
    Duro Felguera SA...................................   1,115      6,984
    Ebro Foods SA......................................   3,108     63,524
    Elecnor SA.........................................     708     10,112
    Enagas SA..........................................   5,827    193,862
    Ence Energia y Celulosa SA.........................   9,648     20,542
    Faes Farma SA......................................   9,616     26,705
    Ferrovial SA.......................................   4,338     90,891
*   Fomento de Construcciones y Contratas SA...........   1,801     39,005
*   Gamesa Corp. Tecnologica SA........................  18,645    233,477
#   Gas Natural SDG SA.................................   3,929    120,710
    Grupo Catalana Occidente SA........................   2,370     83,071
#   Iberdrola SA.......................................  68,019    506,040
    Inditex SA.........................................   8,175    238,816
    Indra Sistemas SA..................................   7,799    120,619
*   Jazztel P.L.C......................................  10,492    140,977
    Mapfre SA..........................................  22,482     86,474
*   Mediaset Espana Comunicacion SA....................  13,071    152,455

                                     1099

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Melia Hotels International SA......................  3,629 $   42,095
*   NH Hotel Group SA..................................  7,114     38,465
    Obrascon Huarte Lain SA............................  1,149     43,370
*   Promotora de Informaciones SA Class A.............. 29,045     13,249
    Prosegur Cia de Seguridad SA.......................  7,669     51,738
*   Realia Business SA................................. 12,791     20,096
    Red Electrica Corp. SA.............................  2,202    189,216
    Repsol SA.......................................... 15,090    376,308
*   Sacyr SA........................................... 28,441    160,328
    Tecnicas Reunidas SA...............................  1,556     87,466
    Telefonica SA...................................... 52,801    860,788
    Telefonica SA Sponsored ADR........................  3,737     60,689
    Tubacex SA.........................................  6,641     34,623
    Tubos Reunidos SA..................................  7,475     26,422
    Vidrala SA.........................................    657     31,845
    Viscofan SA........................................  2,228    124,842
    Zardoya Otis SA....................................  4,800     73,410
*   Zeltia SA..........................................  7,549     28,913
                                                               ----------
TOTAL SPAIN............................................         9,447,294
                                                               ----------
SWEDEN -- (2.7%)
    AAK AB.............................................  1,561     88,927
    Acando AB..........................................    420        727
    AddTech AB Class B.................................  1,547     24,555
    AF AB Class B......................................  3,901     65,240
    Alfa Laval AB......................................  6,129    139,179
    Assa Abloy AB Class B..............................  3,258    160,083
    Atrium Ljungberg AB Class B........................    804     12,678
    Avanza Bank Holding AB.............................    602     21,296
    Axfood AB..........................................  1,196     60,978
#   Axis Communications AB.............................    948     29,764
    B&B Tools AB Class B...............................    421      9,792
    Beijer Alma AB.....................................  1,339     37,760
    Bilia AB Class A...................................  2,170     58,845
    BillerudKorsnas AB................................. 11,525    170,258
    BioGaia AB Class B.................................     95      2,517
    Boliden AB......................................... 17,285    280,019
    Byggmax Group AB...................................  2,155     17,541
    Castellum AB.......................................  8,630    144,806
#   Clas Ohlson AB Class B.............................  2,311     43,956
    Concentric AB......................................  2,567     33,869
    Dios Fastigheter AB................................  2,907     23,858
    Duni AB............................................  1,913     26,274
    Electrolux AB Series B.............................  6,797    168,579
#   Elekta AB Class B..................................  4,265     52,260
*   Eniro AB...........................................  6,256     20,038
    Fabege AB..........................................  7,376    100,903
    Getinge AB Class B.................................  1,977     48,358
    Gunnebo AB.........................................  3,716     21,970
    Haldex AB..........................................  5,611     73,775
    Hennes & Mauritz AB Class B........................  8,343    341,074
    Hexagon AB Class B.................................  2,548     79,016
    Hexpol AB..........................................  1,044     87,703

                                     1100

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    HIQ International AB...............................  2,121 $ 11,404
    Holmen AB Class B..................................  3,991  134,408
    Husqvarna AB Class A...............................  3,743   29,456
    Husqvarna AB Class B............................... 27,736  218,766
#   ICA Gruppen AB.....................................  4,929  153,274
    Industrial & Financial Systems Class B.............    553   18,099
    Indutrade AB.......................................  1,136   50,574
    Intrum Justitia AB.................................  3,161   96,727
    JM AB..............................................  5,983  189,306
*   KappAhl AB.........................................  2,817   15,689
*   Karolinska Development AB Class B..................  2,570    8,413
    KNOW IT AB.........................................  1,527   13,479
    Kungsleden AB......................................  8,480   59,506
    Lagercrantz AB Class B.............................  1,289   27,904
*   Lindab International AB............................  5,778   54,436
    Loomis AB Class B..................................  3,832  113,872
*   Lundin Petroleum AB................................  8,618  154,466
    Meda AB Class A.................................... 15,433  248,829
#*  Medivir AB Class B.................................  2,235   38,967
    Mekonomen AB.......................................    505   11,604
#   Millicom International Cellular SA.................    674   57,345
    Modern Times Group AB Class B......................    823   32,061
#   Mycronic AB........................................  9,725   24,318
    NCC AB Class A.....................................    374   11,722
    NCC AB Class B.....................................  5,672  177,233
    New Wave Group AB Class B..........................  4,131   23,295
    Nibe Industrier AB Class B.........................  5,184  138,783
    Nobia AB........................................... 10,817   82,604
    Nolato AB Class B..................................  1,637   40,022
    Nordea Bank AB..................................... 38,188  512,131
    Nordnet AB Class B.................................  5,225   20,911
    OEM International AB Class B.......................    160    2,035
#   Peab AB............................................  7,109   50,111
    Proffice AB Class B................................    638    2,349
#   Ratos AB Class B................................... 12,164   99,243
*   Rezidor Hotel Group AB.............................  1,246    6,959
    Sagax AB Class B...................................    388    2,067
#   Sandvik AB......................................... 20,773  261,304
#*  SAS AB............................................. 11,807   21,620
#   Securitas AB Class B............................... 21,227  246,801
    Skandinaviska Enskilda Banken AB Class A........... 15,072  201,768
    Skanska AB Class B.................................  4,508   93,670
    SkiStar AB.........................................    194    2,231
#*  SSAB AB Class A.................................... 15,487  149,505
#*  SSAB AB Class B....................................  7,133   62,532
    Svenska Cellulosa AB Class A.......................  1,418   35,194
    Svenska Cellulosa AB Class B....................... 10,086  248,378
    Svenska Handelsbanken AB Class A...................  3,811  183,539
    Svenska Handelsbanken AB Class B...................    508   23,341
    Sweco AB Class B...................................    220    3,589
    Swedbank AB Class A................................ 13,987  358,314
#*  Swedish Orphan Biovitrum AB........................  3,961   47,622
    Systemair AB.......................................    168    2,649

                                     1101

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Tele2 AB Class B................................... 22,500 $  274,488
    TeliaSonera AB..................................... 47,484    355,642
#   Transmode AB.......................................    457      4,745
    Trelleborg AB Class B.............................. 15,682    300,336
    Wallenstam AB Class B..............................  4,684     77,583
    Wihlborgs Fastigheter AB...........................  1,610     29,958
                                                               ----------
TOTAL SWEDEN...........................................         8,363,775
                                                               ----------
SWITZERLAND -- (3.8%)
    ABB, Ltd........................................... 22,186    510,231
#   ABB, Ltd. Sponsored ADR............................  8,786    202,078
    Actelion, Ltd......................................  2,042    245,256
    Adecco SA..........................................  3,136    234,568
    AFG Arbonia-Forster Holding AG.....................    731     19,742
    Allreal Holding AG.................................    833    114,063
    Alpiq Holding AG...................................    189     19,836
    ams AG.............................................  2,180     77,736
    APG SGA SA.........................................     45     14,371
    Aryzta AG..........................................  4,842    437,961
    Ascom Holding AG...................................  1,831     26,796
    Autoneum Holding AG................................    266     45,514
    Baloise Holding AG.................................  3,161    380,601
    Bank Coop AG.......................................     85      4,146
    Banque Cantonale de Geneve.........................     19      4,415
    Banque Cantonale Vaudoise..........................     75     39,941
#   Basler Kantonalbank................................    117      8,744
    Belimo Holding AG..................................     20     52,922
    Bell AG............................................      1      2,580
    Berner Kantonalbank AG.............................    151     31,335
    BKW AG.............................................    581     20,611
    Bobst Group SA.....................................    987     46,068
    Bossard Holding AG Class A.........................    388     45,150
    Bucher Industries AG...............................    742    223,069
    Burckhardt Compression Holding AG..................     53     27,641
    Burkhalter Holding AG..............................    390     34,533
    Carlo Gavazzi Holding AG...........................     35      9,199
*   Charles Voegele Holding AG.........................  1,259     21,615
    Cie Financiere Richemont SA........................  2,109    200,128
    Cie Financiere Tradition SA........................     83      3,946
    Clariant AG........................................ 26,195    487,669
    Coltene Holding AG.................................    186     11,207
    Conzzeta AG........................................     10     40,048
    Credit Suisse Group AG.............................  6,386    173,238
    Credit Suisse Group AG Sponsored ADR...............  8,959    242,789
    Daetwyler Holding AG...............................    540     75,615
    DKSH Holding AG....................................  1,565    112,930
    EFG International AG...............................  1,818     21,686
    Emmi AG............................................    144     49,618
    EMS-Chemie Holding AG..............................    165     71,097
#   Energiedienst Holding AG...........................     25        853
    Flughafen Zuerich AG...............................    361    224,683
    Forbo Holding AG...................................    119    116,204
#   Galenica AG........................................    173    155,771

                                     1102

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWITZERLAND -- (Continued)
    GAM Holding AG..................................... 14,061 $254,530
    Gategroup Holding AG...............................    865   21,888
    Geberit AG.........................................    761  254,993
    Georg Fischer AG...................................    224  148,025
    Givaudan SA........................................    129  210,991
    Gurit Holding AG...................................      8    3,758
    Helvetia Holding AG................................    359  174,929
    Huber & Suhner AG..................................    482   23,848
    Implenia AG........................................    665   39,144
    Inficon Holding AG.................................     65   20,871
    Interroll Holding AG...............................     28   17,495
    Intershop Holdings AG..............................    103   39,955
    Julius Baer Group, Ltd.............................  5,100  216,353
    Kaba Holding AG Class B............................    224  108,379
    Kardex AG..........................................    529   24,264
    Komax Holding AG...................................    285   43,864
    Kudelski SA........................................  2,754   46,744
    Kuehne + Nagel International AG....................  1,044  139,226
    Kuoni Reisen Holding AG............................    144   48,712
#   LEM Holding SA.....................................     10    8,391
    Liechtensteinische Landesbank AG...................    747   32,487
*   LifeWatch AG.......................................  2,347   23,209
    Lindt & Spruengli AG...............................      1   62,326
    Logitech International SA..........................  4,869   71,087
    Luzerner Kantonalbank AG...........................    128   49,715
    MCH Group AG.......................................     97    6,909
    Metall Zug AG......................................      9   25,507
#*  Meyer Burger Technology AG.........................  3,938   46,306
    Micronas Semiconductor Holding AG..................  2,725   22,276
*   Mobilezone Holding AG..............................  1,960   21,884
    Mobimo Holding AG..................................    555  112,697
    Nobel Biocare Holding AG...........................  2,543   44,632
    OC Oerlikon Corp. AG............................... 10,442  140,918
*   Orascom Development Holding AG.....................  1,275   26,823
    Orior AG...........................................    386   24,176
#   Panalpina Welttransport Holding AG.................    163   22,192
    Partners Group Holding AG..........................    735  184,246
    Phoenix Mecano AG..................................     25   14,822
    Rieter Holding AG..................................    297   68,820
    Romande Energie Holding SA.........................      3    3,607
    Schaffner Holding AG...............................     38   12,535
*   Schmolz + Bickenbach AG............................ 51,419   77,705
    Schweiter Technologies AG..........................     46   32,172
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    691   61,484
    SGS SA.............................................     58  126,350
    Siegfried Holding AG...............................    272   47,511
    Sika AG............................................     52  202,281
    Sonova Holding AG..................................    291   45,150
    St Galler Kantonalbank AG..........................     92   35,014
    Straumann Holding AG...............................    159   37,518
    Sulzer AG..........................................    800  105,786
    Swatch Group AG (The)(7184725).....................    276  147,186
    Swatch Group AG (The)(7184736).....................  1,352  135,385

                                     1103

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SWITZERLAND -- (Continued)
    Swiss Life Holding AG..............................  2,135 $   493,715
    Swiss Re AG........................................  6,718     571,080
    Swisscom AG........................................    487     270,383
*   Swisslog Holding AG................................  2,849       3,537
    Swissquote Group Holding SA........................    701      23,138
    Syngenta AG........................................    685     242,664
    Tamedia AG.........................................      5         680
    Temenos Group AG...................................  3,114     111,317
    U-Blox AG..........................................    460      59,534
    UBS AG............................................. 36,724     630,551
    Valiant Holding AG.................................    529      50,263
    Valora Holding AG..................................    127      30,698
    Vaudoise Assurances Holding SA Class B.............     62      27,892
    Vetropack Holding AG...............................      6      10,457
#   Vontobel Holding AG................................    968      34,664
    VP Bank AG.........................................    176      15,217
    Walliser Kantonalbank..............................      1         777
*   Walter Meier AG....................................     85       4,429
#   Zehnder Group AG...................................    331      13,110
    Zug Estates Holding AG.............................      8      10,307
    Zuger Kantonalbank AG..............................      3      14,994
    Zurich Insurance Group AG..........................  1,709     496,481
                                                               -----------
TOTAL SWITZERLAND......................................         11,921,168
                                                               -----------
UNITED KINGDOM -- (17.4%)
    A.G. BARR P.L.C....................................  7,131      79,671
    Aberdeen Asset Management P.L.C.................... 52,344     363,393
    Admiral Group P.L.C................................  7,883     193,423
*   Afren P.L.C........................................ 38,660      71,665
    African Barrick Gold P.L.C.........................  9,996      44,121
*   Aga Rangemaster Group P.L.C........................  4,443      11,841
    Aggreko P.L.C...................................... 12,454     360,662
    Alent P.L.C........................................ 20,034     113,043
    AMEC P.L.C......................................... 13,518     258,772
    Amlin P.L.C........................................ 30,632     235,348
    Anglo American P.L.C............................... 48,823   1,311,188
    Anglo Pacific Group P.L.C..........................  3,558      11,298
    Antofagasta P.L.C.................................. 20,734     282,139
    ARM Holdings P.L.C. Sponsored ADR..................  2,922     124,945
    Ashmore Group P.L.C................................ 10,568      62,828
    Ashtead Group P.L.C................................ 24,475     367,141
    Associated British Foods P.L.C.....................  2,840     132,946
    Aveva Group P.L.C..................................    665      22,438
    Aviva P.L.C........................................  8,759      74,126
    Aviva P.L.C. Sponsored ADR......................... 34,803     589,563
    Balfour Beatty P.L.C............................... 26,136     104,891
    Bank of Georgia Holdings P.L.C.....................  1,682      68,945
    Barclays P.L.C. Sponsored ADR...................... 46,066     699,282
    Barratt Developments P.L.C......................... 63,220     370,879
    BBA Aviation P.L.C................................. 23,863     128,012
    Beazley P.L.C...................................... 27,276     112,023
    Bellway P.L.C......................................  7,872     199,814
    Berendsen P.L.C.................................... 15,027     265,032

                                     1104

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Berkeley Group Holdings P.L.C......................   4,498 $  185,170
    BG Group P.L.C.....................................  93,470  1,843,157
#   BHP Billiton P.L.C. ADR............................  12,086    823,782
    Bloomsbury Publishing P.L.C........................     364      1,082
    Bodycote P.L.C.....................................  14,310    167,248
    Bovis Homes Group P.L.C............................  11,775    151,297
    BP P.L.C. Sponsored ADR............................  49,056  2,402,272
    Braemar Shipping Services P.L.C....................     266      2,237
    Brammer P.L.C......................................   5,914     42,737
    Brewin Dolphin Holdings P.L.C......................  18,380     92,747
    British Polythene Industries P.L.C.................   1,323     14,237
    British Sky Broadcasting Group P.L.C...............  20,494    303,350
    Britvic P.L.C......................................  11,000    129,987
    BT Group P.L.C.....................................  45,898    300,489
#   BT Group P.L.C. Sponsored ADR......................   1,051     68,862
*   BTG P.L.C..........................................   9,457     96,570
    Bunzl P.L.C........................................  10,699    286,770
    Burberry Group P.L.C...............................   8,955    212,937
    Cable & Wireless Communications P.L.C.............. 158,788    125,629
    Cape P.L.C.........................................   7,799     37,301
    Capita P.L.C.......................................  12,693    257,013
    Carillion P.L.C....................................  16,464     92,595
    Carnival P.L.C. ADR................................   4,741    171,292
    Catlin Group, Ltd..................................  30,564    259,323
*   Centamin P.L.C.....................................  44,019     53,555
    Centrica P.L.C..................................... 144,274    751,734
    Chesnara P.L.C.....................................   4,234     22,159
    Chime Communications P.L.C.........................   3,364     18,496
    Cineworld Group P.L.C..............................  14,486     78,712
    Clarkson P.L.C.....................................     575     21,273
    Close Brothers Group P.L.C.........................  11,122    237,683
    Coca-Cola HBC AG...................................   4,075     95,472
*   Colt Group SA......................................  19,060     46,609
    Communisis P.L.C...................................   5,124      5,315
    Compass Group P.L.C................................  12,877    209,828
    Computacenter P.L.C................................   5,985     61,297
    Connect Group P.L.C................................   6,841     17,798
    Consort Medical P.L.C..............................     942     14,439
    Cranswick P.L.C....................................   2,806     59,794
    Croda International P.L.C..........................   6,956    246,004
    CSR P.L.C..........................................   6,436     57,244
    CSR P.L.C. ADR.....................................     300     10,668
    Daily Mail & General Trust P.L.C...................   9,849    138,854
    Dairy Crest Group P.L.C............................   5,525     39,103
    Darty P.L.C........................................  22,589     30,288
    DCC P.L.C..........................................   4,009    228,731
    De La Rue P.L.C....................................   2,113     25,988
    Debenhams P.L.C....................................  49,797     55,350
    Dechra Pharmaceuticals P.L.C.......................   6,097     71,244
    Development Securities P.L.C.......................   4,583     16,167
    Devro P.L.C........................................   2,268      9,770
    Dignity P.L.C......................................   2,883     67,166
    Diploma P.L.C......................................   5,559     60,013

                                     1105

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Direct Line Insurance Group P.L.C..................  53,750 $  258,010
*   Dixons Retail P.L.C................................  81,626     70,964
    Domino Printing Sciences P.L.C.....................   4,024     41,728
    Domino's Pizza Group P.L.C.........................   2,057     18,960
    Drax Group P.L.C...................................  15,983    188,016
    DS Smith P.L.C.....................................  61,245    270,078
    Dunelm Group P.L.C.................................     420      5,894
    E2V Technologies P.L.C.............................     931      2,470
    easyJet P.L.C......................................   6,175    134,585
    Electrocomponents P.L.C............................  27,421    109,743
    Elementis P.L.C....................................  40,363    183,370
*   EnQuest P.L.C......................................  35,903     81,909
    Euromoney Institutional Investor P.L.C.............   1,177     21,508
    Evraz P.L.C........................................   3,856      6,219
    Experian P.L.C.....................................  19,031    325,634
    Fenner P.L.C.......................................   8,670     49,840
    Ferrexpo P.L.C.....................................   6,501     14,687
    Fidessa Group P.L.C................................   1,274     44,790
*   Firstgroup P.L.C...................................  49,474    105,185
    Fortune Oil P.L.C..................................  39,408      6,820
    Fresnillo P.L.C....................................   7,465    116,675
    Friends Life Group, Ltd............................  60,432    337,951
    G4S P.L.C.......................................... 107,789    456,116
    Galliford Try P.L.C................................   4,058     86,926
*   Gem Diamonds, Ltd..................................   5,324     17,448
    Genus P.L.C........................................     699     12,342
    GKN P.L.C..........................................  96,071    552,760
    Glencore P.L.C.....................................  78,925    476,914
    Go-Ahead Group P.L.C...............................   2,232     82,783
    Grafton Group P.L.C................................   6,382     61,850
    Greencore Group P.L.C..............................  33,010    147,155
    Greggs P.L.C.......................................   5,571     49,093
    Halfords Group P.L.C...............................  16,895    136,334
    Halma P.L.C........................................  27,459    260,298
    Hargreaves Lansdown P.L.C..........................   6,167    106,322
    Hays P.L.C.........................................  84,610    173,469
    Helical Bar P.L.C..................................   8,751     50,462
    Henderson Group P.L.C..............................  63,091    257,907
    Hill & Smith Holdings P.L.C........................   5,806     49,705
    Hiscox, Ltd........................................  12,662    143,948
*   Hochschild Mining P.L.C............................   1,276      3,504
    Home Retail Group P.L.C............................  31,636     88,366
    Homeserve P.L.C....................................  14,545     73,485
    Howden Joinery Group P.L.C.........................  36,235    206,897
    HSBC Holdings P.L.C. Sponsored ADR.................  40,640  2,169,770
    Hunting P.L.C......................................   4,983     72,939
    ICAP P.L.C.........................................  23,587    137,940
    IG Group Holdings P.L.C............................  26,779    275,102
    IMI P.L.C..........................................   7,875    187,832
    Inchcape P.L.C.....................................  23,637    255,314
    Informa P.L.C......................................  40,261    330,352
    Inmarsat P.L.C.....................................  29,022    355,968
    Innovation Group P.L.C.............................  24,681     12,901

                                     1106

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    InterContinental Hotels Group P.L.C................   5,094 $206,649
    InterContinental Hotels Group P.L.C. ADR...........     675   27,254
*   International Consolidated Airlines Group SA.......  14,267   79,305
    Interserve P.L.C...................................   8,411   90,225
    Intertek Group P.L.C...............................   4,650  200,764
    Investec P.L.C.....................................  35,556  307,539
*   IP Group P.L.C.....................................   5,573   17,035
    ITE Group P.L.C....................................   4,116   13,899
    ITV P.L.C..........................................  77,270  271,231
    J Sainsbury P.L.C..................................  33,665  177,444
    James Fisher & Sons P.L.C..........................   3,323   73,624
    Jardine Lloyd Thompson Group P.L.C.................   3,894   67,430
    JD Sports Fashion P.L.C............................   3,384   21,648
    John Menzies P.L.C.................................   1,317   14,835
    John Wood Group P.L.C..............................   9,972  125,696
    Johnson Matthey P.L.C..............................   4,374  217,943
    Jupiter Fund Management P.L.C......................  17,696  113,814
*   Kazakhmys P.L.C....................................  10,220   55,788
    Kcom Group P.L.C...................................  26,290   44,427
    Keller Group P.L.C.................................   3,283   48,007
    Kentz Corp., Ltd...................................   3,645   57,084
    Kier Group P.L.C...................................   1,315   38,732
    Kingfisher P.L.C...................................  46,738  236,068
    Laird P.L.C........................................  19,504   94,754
*   Lamprell P.L.C.....................................  19,335   49,417
    Lancashire Holdings, Ltd...........................   5,817   60,102
    Lavendon Group P.L.C...............................   5,985   21,397
    Legal & General Group P.L.C........................  95,022  374,868
*   Lloyds Banking Group P.L.C......................... 204,097  254,442
#*  Lloyds Banking Group P.L.C. ADR.................... 134,544  675,411
    London Stock Exchange Group P.L.C..................   6,150  200,606
*   Lonmin P.L.C.......................................  19,058   73,075
    Lookers P.L.C......................................  15,514   34,713
    Low & Bonar P.L.C..................................  15,615   23,083
    Man Group P.L.C....................................  82,223  164,336
    Marks & Spencer Group P.L.C........................  39,398  285,182
    Marshalls P.L.C....................................   3,577    9,685
    McBride P.L.C......................................     338      544
    Mears Group P.L.C..................................   4,483   35,120
*   Mecom Group P.L.C..................................     198      502
    Melrose Industries P.L.C...........................  37,835  167,585
    Michael Page International P.L.C...................  14,040  100,894
    Micro Focus International P.L.C....................   5,627   80,524
    Millennium & Copthorne Hotels P.L.C................   8,820   87,064
    Mitie Group P.L.C..................................  34,396  176,601
    Mondi P.L.C........................................  21,260  372,347
    Moneysupermarket.com Group P.L.C...................   8,906   27,869
    Morgan Advanced Materials P.L.C....................  22,728  119,932
    Morgan Sindall Group P.L.C.........................   2,595   35,063
    N Brown Group P.L.C................................   4,476   32,524
    National Express Group P.L.C.......................  22,499   99,112
#   National Grid P.L.C. Sponsored ADR.................   3,577  256,793
    Next P.L.C.........................................   2,189  249,835

                                     1107

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Northgate P.L.C....................................  10,382 $   86,237
    Novae Group P.L.C..................................     708      6,568
*   Ocado Group P.L.C..................................   3,561     20,141
    Old Mutual P.L.C................................... 138,231    454,748
*   Optos P.L.C........................................     998      3,160
    Oxford Instruments P.L.C...........................     658     13,954
    Pace P.L.C.........................................  27,987    150,488
    PayPoint P.L.C.....................................     402      7,103
    Pearson P.L.C. Sponsored ADR.......................  11,890    228,407
    Pendragon P.L.C....................................  21,003     11,155
    Pennon Group P.L.C.................................  20,604    282,677
    Persimmon P.L.C....................................  12,874    271,146
*   Petra Diamonds, Ltd................................  15,912     53,543
    Petrofac, Ltd......................................  17,965    331,065
*   Petropavlovsk P.L.C................................  19,536     11,144
    Phoenix Group Holdings.............................   6,150     72,557
    Photo-Me International P.L.C.......................   6,189     15,071
    Premier Farnell P.L.C..............................  16,640     50,578
*   Premier Foods P.L.C................................  35,747     25,295
    Premier Oil P.L.C..................................  17,353     94,045
#   Prudential P.L.C. ADR..............................   7,954    365,725
    PZ Cussons P.L.C...................................  14,061     83,633
*   Quintain Estates & Development P.L.C...............  33,814     50,240
    Randgold Resources, Ltd............................   1,150     99,023
*   Raven Russia, Ltd..................................   8,063      9,441
    Redrow P.L.C.......................................  11,255     46,441
#   Reed Elsevier P.L.C. Sponsored ADR.................   3,210    207,013
    Regus P.L.C........................................  42,290    123,666
    Renishaw P.L.C.....................................   1,071     33,398
    Rentokil Initial P.L.C.............................  62,190    124,008
    Rexam P.L.C........................................  43,472    366,464
    Ricardo P.L.C......................................   1,916     20,761
    Rightmove P.L.C....................................   1,820     69,705
#   Rio Tinto P.L.C. Sponsored ADR.....................  34,811  1,994,322
    Rolls-Royce Holdings P.L.C.........................  17,369    303,199
    Rotork P.L.C.......................................   2,042     95,036
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  13,108    155,723
    Royal Dutch Shell P.L.C. ADR(780259206)............  26,736  2,187,807
#   Royal Dutch Shell P.L.C. ADR(780259107)............  13,580  1,169,781
    RPC Group P.L.C....................................  14,501    142,874
    RPS Group P.L.C....................................   7,727     33,337
    RSA Insurance Group P.L.C..........................  45,188    349,348
    Sage Group P.L.C. (The)............................  49,437    307,054
*   Salamander Energy P.L.C............................   1,958      3,713
    Savills P.L.C......................................  12,824    128,498
    Schroders P.L.C.(0239581)..........................     702     21,913
    Schroders P.L.C.(0240549)..........................   1,837     73,810
*   SDL P.L.C..........................................   6,858     36,806
    Senior P.L.C.......................................  17,657     78,124
    Sepura P.L.C.......................................   4,663     11,530
    Serco Group P.L.C..................................  11,508     70,228
    Severn Trent P.L.C.................................   5,832    190,257
    Shanks Group P.L.C.................................  24,441     44,402

                                     1108

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Shire P.L.C........................................   4,191 $344,954
    SIG P.L.C..........................................  25,559   71,995
    Smith & Nephew P.L.C...............................  11,701  201,371
    Smith & Nephew P.L.C. Sponsored ADR................     300   25,821
    Smiths Group P.L.C.................................  14,038  301,232
    Soco International P.L.C...........................   9,381   67,913
    Spectris P.L.C.....................................   5,593  179,906
    Speedy Hire P.L.C..................................  20,530   18,252
    Spirax-Sarco Engineering P.L.C.....................   4,933  225,983
    Spirent Communications P.L.C.......................  27,560   47,746
*   Sports Direct International P.L.C..................   7,119   79,991
    SSE P.L.C..........................................  16,274  399,673
    St Ives P.L.C......................................   2,904   10,405
    St James's Place P.L.C.............................  35,397  432,654
    ST Modwen Properties P.L.C.........................  14,493   90,620
    Stagecoach Group P.L.C.............................  12,318   73,653
    Standard Chartered P.L.C...........................  22,655  469,814
    Standard Life P.L.C................................  43,791  275,939
    Sthree P.L.C.......................................   3,281   19,821
*   SuperGroup P.L.C...................................   1,456   25,004
    Synergy Health P.L.C...............................   3,984   91,440
    Synthomer P.L.C....................................  17,321   62,056
    TalkTalk Telecom Group P.L.C.......................  18,599   98,631
    Tate & Lyle P.L.C..................................   9,728  102,130
    Taylor Wimpey P.L.C................................ 191,472  357,893
    Ted Baker P.L.C....................................     347    9,971
    Telecity Group P.L.C...............................   5,514   73,746
    Telecom Plus P.L.C.................................     404    9,462
    Tesco P.L.C........................................ 103,562  449,327
*   Thomas Cook Group P.L.C............................  64,890  133,490
    Topps Tiles P.L.C..................................   9,851   17,619
    Travis Perkins P.L.C...............................   8,735  245,952
*   Trinity Mirror P.L.C...............................  18,781   62,642
    TT electronics P.L.C...............................  14,705   45,860
    TUI Travel P.L.C...................................  21,481  131,125
    Tullett Prebon P.L.C...............................   9,368   39,040
    Tullow Oil P.L.C...................................   8,779  107,635
    UBM P.L.C..........................................   8,590   89,527
    UDG Healthcare P.L.C...............................  10,517   63,047
    Unilever P.L.C. Sponsored ADR......................  11,478  496,194
    Unite Group P.L.C. (The)...........................  12,112   82,892
    United Utilities Group P.L.C.......................  16,248  243,533
    UTV Media P.L.C....................................     756    2,792
*   Vectura Group P.L.C................................   6,480   15,434
    Vedanta Resources P.L.C............................   4,126   72,790
    Vesuvius P.L.C.....................................  14,320  112,091
    Victrex P.L.C......................................   4,543  122,530
    Vitec Group P.L.C. (The)...........................     435    4,152
    Vodafone Group P.L.C............................... 213,533  711,084
    Weir Group P.L.C. (The)............................  12,266  529,410
    WH Smith P.L.C.....................................   5,956  113,346
    Whitbread P.L.C....................................   2,993  216,739
*   Wincanton P.L.C....................................   4,428   10,863

                                     1109

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C....................    71,798 $    203,784
*     Wolfson Microelectronics P.L.C....................     1,488        5,794
      Wolseley P.L.C....................................     4,437      230,989
      WPP P.L.C.........................................    31,534      627,733
      WS Atkins P.L.C...................................     4,297       96,347
      Xaar P.L.C........................................     1,394       12,935
      Xchanging P.L.C...................................     6,045       17,957
                                                                   ------------
TOTAL UNITED KINGDOM....................................             54,504,417
                                                                   ------------
UNITED STATES -- (0.0%)
*     Chaparral Gold Corp...............................     1,000          523
                                                                   ------------
TOTAL COMMON STOCKS.....................................            287,503,868
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Groupe Fnac Rights 05/16/15.......................         6           33
*     Peugeot SA Warrants 04/29/17......................     9,470       22,635
                                                                   ------------
TOTAL FRANCE............................................                 22,668
                                                                   ------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14............       291        3,237
                                                                   ------------
HONG KONG -- (0.0%)
*     Sun Hung Kai Properties 04/22/16..................        --            1
                                                                   ------------
ISRAEL -- (0.0%)
*     Africa Israel Investments, Ltd. Rights 03/31/2015.     1,164           96
                                                                   ------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49................     5,517           --
                                                                   ------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14.......................   119,491       24,644
*     Zardoya Otis SA Rights 08/06/14...................     4,800        2,938
                                                                   ------------
TOTAL SPAIN.............................................                 27,582
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 53,584
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund.................... 2,213,512   25,610,334
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $293,710,343)^^.....           $313,167,786
                                                                   ============

                                     1110

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Common Stocks
    Australia.................... $    72,227 $ 20,267,148   --    $ 20,339,375
    Austria......................          --    1,519,723   --       1,519,723
    Belgium......................      90,109    2,927,189   --       3,017,298
    Canada.......................  32,266,217           --   --      32,266,217
    Denmark......................          --    3,652,935   --       3,652,935
    Finland......................          --    4,190,390   --       4,190,390
    France.......................     541,315   21,442,380   --      21,983,695
    Germany......................     446,178   18,149,054   --      18,595,232
    Hong Kong....................      22,937    7,734,216   --       7,757,153
    Ireland......................     425,192      810,391   --       1,235,583
    Israel.......................     155,777    1,441,410   --       1,597,187
    Italy........................     239,053    8,831,199   --       9,070,252
    Japan........................      77,631   61,471,448   --      61,549,079
    Netherlands..................   1,170,355    5,504,811   --       6,675,166
    New Zealand..................          --      799,462   --         799,462
    Norway.......................     212,928    3,106,828   --       3,319,756
    Portugal.....................          --    1,154,148   --       1,154,148
    Singapore....................          --    4,544,040   --       4,544,040
    Spain........................      89,220    9,358,074   --       9,447,294
    Sweden.......................          --    8,363,775   --       8,363,775
    Switzerland..................   1,146,505   10,774,663   --      11,921,168
    United Kingdom...............  14,857,507   39,646,910   --      54,504,417
    United States................         523           --   --             523
 Rights/Warrants
    France.......................          --       22,668   --          22,668
    Germany......................          --        3,237   --           3,237
    Hong Kong....................          --            1   --               1
    Israel.......................          --           96   --              96
    Portugal.....................          --           --   --              --
    Spain........................          --       27,582   --          27,582
 Securities Lending Collateral...          --   25,610,334   --      25,610,334
                                  ----------- ------------   --    ------------
 TOTAL........................... $51,813,674 $261,354,112   --    $313,167,786
                                  =========== ============   ==    ============

                                     1111

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (90.0%)

BRAZIL -- (6.7%)
    Abril Educacao SA..................................   4,700 $   78,722
    AES Tiete SA.......................................  16,562    114,319
    Aliansce Shopping Centers SA.......................  32,791    271,723
    ALL - America Latina Logistica SA.................. 137,600    527,656
    Arezzo Industria e Comercio SA.....................  18,128    228,682
    Autometal SA.......................................  12,100    101,760
*   B2W Cia Digital(B1LH3Y1)...........................  28,000    412,209
*   B2W Cia Digital(BN7SP57)...........................  16,920    242,751
*   Banco ABC Brasil SA................................     721      4,125
    Banco Bradesco SA.................................. 129,184  2,014,559
    Banco do Brasil SA................................. 193,926  2,369,423
*   Banco Panamericano SA..............................  36,576     54,814
    Banco Santander Brasil SA..........................  24,200    162,560
    Banco Santander Brasil SA ADR...................... 186,680  1,254,490
    Bematech SA........................................  15,900     58,799
*   BHG SA - Brazil Hospitality Group..................  14,800     88,784
    BM&FBovespa SA..................................... 421,917  2,252,084
    BR Malls Participacoes SA.......................... 115,023    993,697
    Brasil Brokers Participacoes SA....................  50,900     75,158
    Brasil Insurance Participacoes e Administracao SA.. 18,970 78,263 BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................   2,800     11,984
#   Braskem SA Sponsored ADR...........................  30,683    380,776
*   Brazil Pharma SA...................................  32,869     51,721
    BRF SA.............................................  74,600  1,824,926
    BRF SA ADR.........................................  43,834  1,073,933
*   Brookfield Incorporacoes SA........................ 157,789    105,714
    CCR SA............................................. 167,703  1,318,709
    Centrais Eletricas Brasileiras SA..................  46,400    127,824
#   Centrais Eletricas Brasileiras SA ADR..............  17,139     82,439
#   Centrais Eletricas Brasileiras SA Sponsored ADR....  27,372     76,094
    CETIP SA - Mercados Organizados....................  53,946    754,709
#   Cia Brasileira de Distribuicao ADR.................  14,001    675,128
    Cia de Saneamento Basico do Estado de Sao Paulo....  44,949    398,028
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR  46,194    411,127
    Cia de Saneamento de Minas Gerais-COPASA...........  19,900    325,856
    Cia Energetica de Minas Gerais.....................  19,209    156,801
#   Cia Energetica de Minas Gerais Sponsored ADR.......  71,956    591,480
    Cia Hering.........................................  59,848    557,130
    Cia Paranaense de Energia..........................   4,900     52,871
#   Cia Paranaense de Energia Sponsored ADR............  18,785    291,919
    Cia Providencia Industria e Comercio SA............   2,200      7,379
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 266,220  1,323,113
    Cielo SA........................................... 102,753  1,879,555
    Contax Participacoes SA............................   4,500     33,917
    Cosan SA Industria e Comercio......................  39,728    650,883
    CPFL Energia SA....................................  41,500    362,182
    CPFL Energia SA ADR................................  10,790    189,149
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  93,500    518,036
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................   2,400     19,591
    Direcional Engenharia SA...........................  35,300    157,926
    Duratex SA.........................................  93,223    343,924

                                     1112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
    EcoRodovias Infraestrutura e Logistica SA..........  62,100 $  374,995
    EDP - Energias do Brasil SA........................  91,700    428,439
    Embraer SA.........................................  42,200    400,842
#   Embraer SA ADR.....................................  34,261  1,303,288
    Equatorial Energia SA..............................  59,031    658,285
    Estacio Participacoes SA...........................  79,453    985,830
    Eternit SA.........................................  29,366    111,186
    Even Construtora e Incorporadora SA................ 104,200    286,593
    Ez Tec Empreendimentos e Participacoes SA..........  18,200    180,496
*   Fertilizantes Heringer SA..........................   6,700     24,954
*   Fibria Celulose SA.................................  14,900    146,258
#*  Fibria Celulose SA Sponsored ADR...................  81,253    801,155
*   Forjas Taurus SA(BN33W55)..........................   2,631      1,217
*   Forjas Taurus SA(B010W80)..........................   2,402      1,207
    Gafisa SA..........................................  57,400     83,491
#   Gafisa SA ADR......................................  80,334    232,165
*   General Shopping Brasil SA.........................   5,100     19,445
    Gerdau SA..........................................  32,500    154,424
    Gerdau SA Sponsored ADR............................ 261,772  1,539,219
    Gol Linhas Aereas Inteligentes SA ADR..............     100        606
    Grendene SA........................................  27,000    157,686
    Guararapes Confeccoes SA...........................   1,600     70,439
    Helbor Empreendimentos SA..........................  52,990    130,096
*   Hypermarcas SA..................................... 114,040    909,304
    Iguatemi Empresa de Shopping Centers SA............  25,704    274,742
    Industrias Romi SA.................................   3,400      5,830
    International Meal Co. Holdings SA.................  22,600    185,083
    Iochpe-Maxion SA...................................  36,400    267,134
    Itau Unibanco Holding SA...........................  52,461    768,156
    JBS SA............................................. 205,388    755,918
    JHSF Participacoes SA..............................  30,000     49,058
    JSL SA.............................................  31,100    147,361
    Kepler Weber SA....................................   5,372    114,958
    Klabin SA.......................................... 185,194    926,480
    Kroton Educacional SA..............................  77,177  2,055,320
    Light SA...........................................  26,598    249,713
    Localiza Rent a Car SA.............................  39,685    631,811
*   Log-in Logistica Intermodal SA.....................  19,300     51,467
    Lojas Americanas SA................................  50,557    264,958
    Lojas Renner SA....................................  34,645  1,046,031
    LPS Brasil Consultoria de Imoveis SA...............  18,700     79,951
    M Dias Branco SA...................................   6,600    270,691
    Magnesita Refratarios SA...........................  68,085    134,745
    Mahle-Metal Leve SA Industria e Comercio...........  14,400    139,763
    Marcopolo SA.......................................   1,400      2,468
*   Marfrig Global Foods SA............................ 114,350    333,663
    Marisa Lojas SA....................................  21,383    139,773
    Mills Estruturas e Servicos de Engenharia SA.......  33,900    353,232
*   Minerva SA.........................................  49,145    249,976
*   MMX Mineracao e Metalicos SA.......................  21,933     14,018
    MRV Engenharia e Participacoes SA.................. 150,485    482,879
    Multiplan Empreendimentos Imobiliarios SA..........  19,881    472,324
    Multiplus SA.......................................  20,000    292,055

                                     1113

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BRAZIL -- (Continued)
    Natura Cosmeticos SA...............................  52,900 $   823,783
    Oi SA.............................................. 168,254     112,726
    Oi SA ADR(670851104)...............................   1,991       1,378
#   Oi SA ADR(670851203)............................... 141,376      93,308
*   Paranapanema SA....................................  70,114      81,896
*   PDG Realty SA Empreendimentos e Participacoes...... 480,733     307,245
    Petroleo Brasileiro SA.............................  80,700     639,909
    Petroleo Brasileiro SA ADR......................... 137,398   2,190,124
    Porto Seguro SA....................................  41,800     573,547
    Portobello SA......................................  16,200      35,845
    Profarma Distribuidora de Produtos Farmaceuticos SA   3,800      23,617
    QGEP Participacoes SA..............................  35,000     144,859
    Raia Drogasil SA...................................  49,314     412,336
*   Restoque Comercio e Confeccoes de Roupas SA........  32,100     101,164
    Rodobens Negocios Imobiliarios SA..................   8,300      39,291
*   Rossi Residencial SA............................... 125,268      78,405
    Santos Brasil Participacoes SA.....................  22,900     150,396
    Sao Martinho SA....................................  22,484     376,393
    SLC Agricola SA....................................  23,700     177,064
    Sonae Sierra Brasil SA.............................  14,800     117,748
*   Springs Global Participacoes SA....................  21,540       8,355
    Sul America SA.....................................  74,052     445,537
*   T4F Entretenimento SA..............................   9,700      21,762
    Technos SA.........................................   6,655      37,664
    Tecnisa SA.........................................  43,100     126,142
    Tegma Gestao Logistica.............................  11,997      95,659
    Telefonica Brasil SA ADR...........................  39,290     791,693
    Tereos Internacional SA............................  10,800      11,663
    Tim Participacoes SA...............................  44,400     235,234
    Tim Participacoes SA ADR...........................  19,104     508,548
    Totvs SA...........................................  35,300     609,766
    TPI - Triunfo Participacoes e Investimentos SA.....  12,300      35,782
    Tractebel Energia SA...............................  28,562     427,911
    Transmissora Alianca de Energia Eletrica SA........  86,615     780,346
    Ultrapar Participacoes SA..........................  65,904   1,517,789
    Ultrapar Participacoes SA Sponsored ADR............  14,800     338,772
    UNICASA Industria de Moveis SA.....................   5,500       9,212
*   Usinas Siderurgicas de Minas Gerais SA.............  18,000      58,314
    Vale SA............................................  89,300   1,281,197
#   Vale SA Sponsored ADR.............................. 131,432   1,886,049
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................  19,440     318,752
*   Vanguarda Agro SA..................................  72,299      72,020
    WEG SA.............................................  38,042     456,085
                                                                -----------
TOTAL BRAZIL...........................................          62,455,866
                                                                -----------
CHILE -- (1.4%)
    AES Gener SA....................................... 398,841     201,885
    Aguas Andinas SA Class A........................... 562,297     355,831
    Banco de Chile.....................................  61,445       7,638
    Banco de Chile ADR.................................   4,929     369,065
    Banco de Credito e Inversiones.....................   8,583     471,905
    Banco Santander Chile ADR..........................  23,900     607,777

                                     1114

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    Besalco SA.........................................     75,179 $    52,143
    CAP SA.............................................     22,318     302,409
    Cencosud SA........................................    179,292     557,907
    Cencosud SA ADR....................................      9,745      90,336
    Cia General de Electricidad SA.....................     39,633     178,755
*   Cia Sud Americana de Vapores SA....................  1,172,552      53,295
    Colbun SA..........................................  1,463,715     377,424
    Corpbanca SA....................................... 35,019,425     413,599
    Corpbanca SA ADR...................................        972      17,243
    E.CL SA............................................    141,133     195,775
    Empresa Nacional de Electricidad SA Sponsored ADR..     19,961     887,666
*   Empresas AquaChile SA..............................     41,763      26,648
    Empresas CMPC SA...................................    349,287     787,686
    Empresas COPEC SA..................................     48,341     592,003
    Empresas Hites SA..................................     72,367      37,928
    Empresas Iansa SA..................................  1,240,934      42,845
*   Empresas La Polar SA...............................    163,427      10,599
    Enersis SA Sponsored ADR...........................     97,205   1,638,876
    ENTEL Chile SA.....................................     45,879     557,337
    Forus SA...........................................     36,415     165,546
    Gasco SA...........................................      6,777      46,205
    Grupo Security SA..................................    194,242      64,176
    Inversiones Aguas Metropolitanas SA................    177,592     280,956
    Inversiones La Construccion SA.....................      4,803      57,683
*   Latam Airlines Group SA............................     21,221     243,662
#*  Latam Airlines Group SA Sponsored ADR..............     36,515     427,956
    Masisa SA..........................................    769,822      35,232
    Molibdenos y Metales SA............................      4,602      53,902
*   Multiexport Foods SA...............................    122,053      25,604
    Parque Arauco SA...................................    219,589     410,748
    PAZ Corp. SA.......................................     93,709      54,060
    Ripley Corp. SA....................................    218,510     130,908
    SACI Falabella.....................................    121,678     964,652
    Salfacorp SA.......................................     67,934      51,660
    Sigdo Koppers SA...................................    111,976     165,890
    Sociedad Matriz SAAM SA............................  1,699,690     142,624
    Sociedad Quimica y Minera de Chile SA Sponsored ADR      6,008     166,602
    Socovesa SA........................................    139,493      31,872
    Sonda SA...........................................    144,340     331,561
*   Tech Pack SA.......................................     11,501       6,072
                                                                   -----------
TOTAL CHILE............................................             12,692,146
                                                                   -----------
CHINA -- (14.5%)
    361 Degrees International, Ltd.....................    195,000      45,590
    Agile Property Holdings, Ltd.......................    502,000     429,090
    Agricultural Bank of China, Ltd. Class H...........  2,840,000   1,375,839
    Air China, Ltd. Class H............................    590,000     360,782
    Ajisen China Holdings, Ltd.........................    118,000      96,603
#*  Aluminum Corp. of China, Ltd. ADR..................     22,775     260,546
#*  Aluminum Corp. of China, Ltd. Class H..............    488,000     223,064
    AMVIG Holdings, Ltd................................     98,000      36,775
#   Angang Steel Co., Ltd. Class H.....................    282,000     208,115
#   Anhui Conch Cement Co., Ltd. Class H...............    193,500     728,877

                                     1115

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
    Anhui Expressway Co., Ltd. Class H.................    172,000 $  101,894
    Anta Sports Products, Ltd..........................    143,000    235,038
#   Anton Oilfield Services Group......................    304,000    170,782
    Anxin-China Holdings, Ltd..........................    784,000     98,820
    Asia Cement China Holdings Corp....................    158,000    116,525
*   AVIC International Holdings, Ltd...................     46,000     18,360
    Bank of China, Ltd. Class H........................  9,583,356  4,567,466
    Bank of Communications Co., Ltd. Class H...........  1,199,580    919,125
#   Baoxin Auto Group, Ltd.............................     93,500     75,294
    Baoye Group Co., Ltd. Class H......................    100,000     60,996
*   BaWang International Group Holding, Ltd............    182,000      8,978
    BBMG Corp. Class H.................................    291,141    225,638
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................    556,000    382,508
    Beijing Capital Land, Ltd. Class H.................    376,000    140,065
    Beijing Enterprises Water Group, Ltd...............    374,000    244,514
    Beijing Jingneng Clean Energy Co., Ltd. Class H....    160,000     67,339
    Beijing North Star Co., Ltd. Class H...............    222,000     60,680
    Belle International Holdings, Ltd..................    634,000    786,916
    Biostime International Holdings, Ltd...............     35,500    161,679
#   Bloomage Biotechnology Corp., Ltd..................     30,000     73,452
    Boer Power Holdings, Ltd...........................     83,000    100,661
#   Bosideng International Holdings, Ltd...............    874,000    147,581
    Brilliance China Automotive Holdings, Ltd..........    394,000    737,340
#   Byd Co., Ltd. Class H..............................     33,500    221,555
    BYD Electronic International Co., Ltd..............    297,000    218,112
    C C Land Holdings, Ltd.............................    422,125     92,210
#*  Carnival Group International Holdings, Ltd.........     85,500     10,923
    Carrianna Group Holdings Co., Ltd..................    102,000     19,450
    CECEP COSTIN New Materials Group, Ltd..............     62,000     23,759
    Central China Real Estate, Ltd.....................    181,194     52,931
    Changshouhua Food Co., Ltd.........................     87,000     80,838
*   Chaoda Modern Agriculture Holdings, Ltd............    600,243     18,007
    Chaowei Power Holdings, Ltd........................    199,000    113,113
*   Chigo Holding, Ltd.................................  1,680,000     40,117
    China Aerospace International Holdings, Ltd........    926,000     97,119
    China Agri-Industries Holdings, Ltd................    737,800    320,087
    China All Access Holdings, Ltd.....................    254,000    103,862
#   China Aoyuan Property Group, Ltd...................    385,000     71,044
*   China Automation Group, Ltd........................    134,000     27,196
    China BlueChemical, Ltd............................    509,143    262,889
#   China Child Care Corp., Ltd........................    181,000     53,249
    China CITIC Bank Corp., Ltd. Class H...............  1,117,000    739,588
#   China Coal Energy Co., Ltd. Class H................  1,124,000    676,976
    China Communications Services Corp., Ltd. Class H..    660,800    322,893
    China Construction Bank Corp. Class H.............. 12,782,990  9,813,225
#*  China COSCO Holdings Co., Ltd. Class H.............    583,000    250,671
#   China Datang Corp. Renewable Power Co.,
      Ltd. Class H.....................................    641,000     95,281
#*  China Dredging Environment Protection Holdings,
      Ltd..............................................    197,000     59,512
*   China Eastern Airlines Corp., Ltd. Class H.........    446,000    140,461
*   China Energine International Holdings, Ltd.........    136,000     11,189
    China Everbright International, Ltd................    524,000    699,562
#   China Fiber Optic Network System Group, Ltd........    128,000     37,116
#*  China Foods, Ltd...................................    336,000    127,652

                                     1116

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    China Gas Holdings, Ltd............................   260,000 $  500,932
    China Glass Holdings, Ltd..........................   106,000     13,953
*   China Green Holdings, Ltd..........................   144,000      7,481
*   China High Precision Automation Group, Ltd.........    73,000     11,492
*   China High Speed Transmission Equipment Group Co.,
      Ltd..............................................   349,993    273,010
    China Hongqiao Group, Ltd..........................   262,000    224,146
*   China Household Holdings, Ltd......................   550,000     57,874
*   China Huiyuan Juice Group, Ltd.....................   181,500     81,322
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................    44,300     97,284
#   China ITS Holdings Co., Ltd........................   164,000     26,540
#   China Lesso Group Holdings, Ltd....................   215,000    126,496
#   China Life Insurance Co., Ltd. ADR.................    35,424  1,571,409
    China Life Insurance Co., Ltd. Class H.............    61,000    181,550
    China Lilang, Ltd..................................   120,000     78,278
    China Longyuan Power Group Corp. Class H...........   394,000    400,337
#   China Lumena New Materials Corp....................   936,000    150,967
    China Mengniu Dairy Co., Ltd.......................   187,000    904,073
    China Merchants Bank Co., Ltd. Class H.............   833,598  1,686,783
    China Merchants Holdings International Co., Ltd....   243,993    820,778
#*  China Metal Recycling Holdings, Ltd................   130,581     29,789
#   China Minsheng Banking Corp., Ltd. Class H......... 1,166,100  1,204,563
#   China Mobile, Ltd. Sponsored ADR...................   167,201  9,110,782
    China Molybdenum Co., Ltd. Class H.................   146,000     96,501
    China National Building Material Co., Ltd. Class H. 1,046,000  1,042,874
    China National Materials Co., Ltd..................   395,000     91,194
#*  China New Town Development Co., Ltd................   416,254     24,456
*   China Nickel Resources Holdings Co., Ltd...........    40,000      1,316
#   China Oil & Gas Group, Ltd......................... 1,380,000    244,071
    China Oilfield Services, Ltd. Class H..............   340,000    845,503
#   China Overseas Grand Oceans Group, Ltd.............   219,500    177,221
    China Overseas Land & Investment, Ltd..............   500,000  1,523,597
    China Pacific Insurance Group Co., Ltd. Class H....   139,400    547,518
#   China Power International Development, Ltd.........   829,000    344,409
*   China Power New Energy Development Co., Ltd........ 1,500,000     91,767
*   China Precious Metal Resources Holdings Co., Ltd...   854,000    113,362
*   China Properties Group, Ltd........................   128,000     28,448
    China Qinfa Group, Ltd.............................   144,000      7,162
    China Railway Construction Corp., Ltd. Class H.....   437,000    417,737
    China Railway Group, Ltd. Class H..................   699,000    372,046
*   China Rare Earth Holdings, Ltd.....................   398,000     54,275
    China Resources Cement Holdings, Ltd...............   500,000    361,698
    China Resources Gas Group, Ltd.....................   116,000    366,351
    China Resources Land, Ltd..........................   376,000    875,287
    China Resources Power Holdings Co., Ltd............   238,000    667,913
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 1,130,000    228,315
*   China Ruifeng Renewable Energy, Ltd................   116,000     22,101
#   China Sanjiang Fine Chemicals Co., Ltd.............   181,000     65,091
    China SCE Property Holdings, Ltd...................   230,600     46,587
    China Shanshui Cement Group, Ltd...................   660,790    238,266
    China Shenhua Energy Co., Ltd. Class H.............   655,884  1,932,765
#*  China Shipping Container Lines Co., Ltd. Class H... 1,298,000    374,900
#*  China Shipping Development Co., Ltd. Class H.......   509,654    335,371
#   China Singyes Solar Technologies Holdings, Ltd.....   143,000    208,434

                                     1117

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#   China South City Holdings, Ltd.....................   614,000 $  307,680
    China Southern Airlines Co., Ltd. Class H..........   228,000     77,097
    China Southern Airlines Co., Ltd. Sponsored ADR....     5,037     83,866
    China State Construction International Holdings,
      Ltd..............................................   255,919    450,653
    China Suntien Green Energy Corp., Ltd. Class H.....   480,000    147,683
*   China Taifeng Beddings Holdings, Ltd...............   134,000     23,739
*   China Taiping Insurance Holdings Co., Ltd..........   188,000    409,936
    China Telecom Corp., Ltd. ADR......................    13,120    731,046
    China Telecom Corp., Ltd. Class H..................   144,000     81,165
#*  China Tian Lun Gas Holdings, Ltd...................    79,500     95,251
    China Tianyi Holdings, Ltd.........................   108,000     17,049
    China Unicom Hong Kong, Ltd........................   378,000    660,328
    China Unicom Hong Kong, Ltd. ADR...................    72,169  1,253,575
    China Vanadium Titano - Magnetite Mining Co., Ltd..   249,000     30,366
#   China Water Affairs Group, Ltd.....................   266,000     91,935
*   China Water Industry Group, Ltd....................    76,000     14,386
*   China WindPower Group, Ltd......................... 1,314,648    106,397
#*  China Yurun Food Group, Ltd........................   497,000    237,545
    China ZhengTong Auto Services Holdings, Ltd........   319,500    176,822
#   China Zhongwang Holdings, Ltd......................   542,318    195,296
*   Chinasoft International, Ltd.......................   370,000    114,155
#*  ChinaVision Media Group, Ltd.......................   180,000     36,877
*   Chongqing Iron & Steel Co., Ltd. Class H...........   190,000     42,437
    Chongqing Machinery & Electric Co., Ltd. Class H...   476,000     76,833
    Chongqing Rural Commercial Bank Class H............   608,000    300,722
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................    92,000     32,702
    CIMC Enric Holdings, Ltd...........................   138,000    164,316
*   Citic 21CN Co., Ltd................................   240,000    181,482
*   CITIC Dameng Holdings, Ltd.........................    40,000      3,589
#   CITIC Pacific, Ltd.................................   420,433    839,543
*   CITIC Resources Holdings, Ltd......................   924,000    137,399
    CITIC Securities Co., Ltd. Class H.................   207,000    518,833
*   Citychamp Watch & Jewellery Group, Ltd.............   700,000     89,907
    Clear Media, Ltd...................................    22,000     21,554
    CNOOC, Ltd.........................................   794,000  1,402,458
#   CNOOC, Ltd. ADR....................................    25,375  4,483,001
#*  Comba Telecom Systems Holdings, Ltd................   283,845     91,992
#*  Comtec Solar Systems Group, Ltd....................   278,000     45,988
    Coolpad Group, Ltd.................................   468,000    108,944
    COSCO Pacific, Ltd.................................   495,051    745,178
*   Coslight Technology International Group, Ltd.......    14,000     12,648
    Country Garden Holdings Co., Ltd................... 1,125,000    573,757
#   CP Pokphand Co., Ltd............................... 1,062,000    125,130
    CPMC Holdings, Ltd.................................   109,000     93,965
*   DaChan Food Asia, Ltd..............................    57,000      7,051
#   Dah Chong Hong Holdings, Ltd.......................   235,000    144,053
    Dalian Port PDA Co., Ltd. Class H..................   422,000    122,301
#   Daphne International Holdings, Ltd.................   368,000    161,323
    Datang International Power Generation Co., Ltd.
      Class H..........................................   604,000    299,543
#*  DBA Telecommunication Asia Holdings, Ltd...........   112,000      5,506
    Digital China Holdings, Ltd........................   225,000    221,441
    Dongfang Electric Corp., Ltd. Class H..............    79,800    137,702
    Dongjiang Environmental Co., Ltd. Class H..........    13,500     50,552

                                     1118

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
#   Dongyue Group, Ltd.................................    418,000 $  191,158
    Embry Holdings, Ltd................................     14,000      7,897
    ENN Energy Holdings, Ltd...........................    146,000  1,028,932
    EVA Precision Industrial Holdings, Ltd.............    336,000     78,518
#   Evergrande Real Estate Group, Ltd..................  2,141,000    928,025
    Fantasia Holdings Group Co., Ltd...................    615,000     74,875
    First Tractor Co., Ltd. Class H....................    108,000     81,077
    Fosun International, Ltd...........................    451,500    573,410
    Franshion Properties China, Ltd....................  1,413,120    414,886
#   Fufeng Group, Ltd..................................    324,400    125,477
#*  GCL-Poly Energy Holdings, Ltd......................  1,131,000    365,125
    Geely Automobile Holdings, Ltd.....................  1,630,000    653,280
*   Global Bio-Chem Technology Group Co., Ltd..........    482,800     18,566
*   Glorious Property Holdings, Ltd....................    793,000    117,235
#   Golden Eagle Retail Group, Ltd.....................    103,000    132,369
    Goldlion Holdings, Ltd.............................     61,152     26,320
    GOME Electrical Appliances Holding, Ltd............  3,073,940    518,852
    Good Friend International Holdings, Inc............     22,000      6,776
#   Goodbaby International Holdings, Ltd...............    131,000     65,658
    Great Wall Motor Co., Ltd. Class H.................    160,500    660,295
    Greatview Aseptic Packaging Co., Ltd...............    108,000     84,659
    Greenland Hong Kong Holdings, Ltd..................     88,000     43,409
    Greentown China Holdings, Ltd......................    258,000    331,903
    Guangdong Investment, Ltd..........................    500,000    560,083
    Guangshen Railway Co., Ltd. Class H................    198,000     79,528
    Guangshen Railway Co., Ltd. Sponsored ADR..........      6,762    135,646
    Guangzhou Automobile Group Co., Ltd. Class H.......    587,740    659,073
    Guangzhou R&F Properties Co., Ltd..................    358,000    524,883
    Guangzhou Shipyard International Co., Ltd. Class H. 31,600 55,779 Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................    235,000     52,669
    Haier Electronics Group Co., Ltd...................    219,000    626,780
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................     65,000     56,662
    Haitian International Holdings, Ltd................     84,000    196,348
#   Hanergy Solar Group, Ltd...........................  1,904,000    298,277
*   Heng Tai Consumables Group, Ltd....................  1,301,742     23,473
    Hengan International Group Co., Ltd................    111,000  1,188,221
#   Hengdeli Holdings, Ltd.............................    563,200     97,905
#*  Hidili Industry International Development, Ltd.....    374,000     48,619
#   Hilong Holding, Ltd................................    153,000     85,794
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H    108,000    137,402
*   HKC Holdings, Ltd..................................  1,068,098     32,223
#   Honghua Group, Ltd.................................    380,000     93,123
    Hopewell Highway Infrastructure, Ltd...............    267,972    138,220
*   Hopson Development Holdings, Ltd...................    251,000    279,993
*   Hua Lien International Holding Co., Ltd............    304,000     16,703
#   Huadian Power International Corp., Ltd. Class H....    338,000    207,964
    Huaneng Power International, Inc. Class H..........    136,000    150,792
#   Huaneng Power International, Inc. Sponsored ADR....      6,108    270,645
#   Huaneng Renewables Corp., Ltd. Class H.............    838,000    277,683
*   Huili Resources Group, Ltd.........................     48,000      7,681
#*  Hunan Nonferrous Metal Corp., Ltd. Class H.........    420,000    143,985
    Industrial & Commercial Bank of China, Ltd. Class H 11,993,017  8,194,794
    Inspur International, Ltd..........................     45,000      9,498

                                     1119

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Intime Retail Group Co., Ltd.......................   227,000 $  211,498
    Jiangsu Expressway Co., Ltd. Class H...............   230,000    280,453
    Jiangxi Copper Co., Ltd. Class H...................   312,000    594,041
    Jingwei Textile Machinery Class H..................    50,000     47,640
    Ju Teng International Holdings, Ltd................   316,000    211,133
*   Kai Yuan Holdings, Ltd............................. 1,320,000     21,493
    Kaisa Group Holdings, Ltd..........................   662,000    241,831
    Kingboard Chemical Holdings, Ltd...................   245,400    514,951
    Kingboard Laminates Holdings, Ltd..................   302,473    124,846
#*  Kingdee International Software Group Co., Ltd......   482,000    167,053
#   Kingsoft Corp., Ltd................................    88,000    259,701
    Kunlun Energy Co., Ltd.............................   736,000  1,250,042
    KWG Property Holding, Ltd..........................   464,330    339,014
#*  Labixiaoxin Snacks Group, Ltd......................    73,000     14,036
    Lai Fung Holdings, Ltd............................. 1,735,000     40,565
    Le Saunda Holdings, Ltd............................    84,000     39,373
    Lee & Man Chemical Co., Ltd........................    28,000     15,292
    Lee & Man Paper Manufacturing, Ltd.................   428,000    260,189
#   Lenovo Group, Ltd..................................   908,000  1,240,914
*   Leoch International Technology, Ltd................   148,000     32,454
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.....   110,200     60,608
*   LK Technology Holdings, Ltd........................    17,500      1,750
    Longfor Properties Co., Ltd........................   349,000    504,350
    Lonking Holdings, Ltd..............................   650,000    116,339
*   Loudong General Nice Resources China Holdings, Ltd.   399,600     27,411
*   Maanshan Iron & Steel Co., Ltd. Class H............   670,000    156,260
*   Madex International Holdings, Ltd..................   820,000     12,451
    Maoye International Holdings, Ltd..................   441,000     74,168
#   Metallurgical Corp. of China, Ltd. Class H.........   665,000    145,628
#*  Microport Scientific Corp..........................    77,000     46,137
    MIE Holdings Corp..................................   306,000     52,026
    MIN XIN Holdings, Ltd..............................    44,000     23,943
*   Mingfa Group International Co., Ltd................   306,000     70,913
    Minmetals Land, Ltd................................   347,644     47,810
    Minth Group, Ltd...................................   162,000    309,067
    MMG, Ltd...........................................   464,000    184,847
*   Nan Hai Corp., Ltd................................. 6,200,000     39,630
    Nature Home Holding Co., Ltd.......................    19,000      3,127
#   NetDragon Websoft, Inc.............................    50,500     94,445
    New China Life Insurance Co., Ltd. Class H.........    65,100    235,778
    New World China Land, Ltd..........................   677,189    404,671
    New World Department Store China, Ltd..............   120,000     52,867
#   Nine Dragons Paper Holdings, Ltd...................   579,000    475,657
*   North Mining Shares Co., Ltd.......................   430,000     24,135
#   NVC Lighting Holdings, Ltd.........................   403,000     91,153
*   O-Net Communications Group, Ltd....................    65,000     18,153
    Overseas Chinese Town Asia Holdings, Ltd...........    40,000     14,709
    Pacific Online, Ltd................................   108,000     59,770
#   Parkson Retail Group, Ltd..........................   467,000    139,721
#   Phoenix Satellite Television Holdings, Ltd.........   378,000    130,419
    PICC Property & Casualty Co., Ltd. Class H.........   310,760    503,278
    Ping An Insurance Group Co. of China, Ltd. Class H.   146,000  1,239,629
    Poly Property Group Co., Ltd.......................   809,111    391,595

                                     1120

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Ports Design, Ltd..................................   104,000 $   44,503
*   Pou Sheng International Holdings, Ltd..............   364,687     31,919
*   Powerlong Real Estate Holdings, Ltd................   326,000     49,038
*   Prosperity International Holdings HK, Ltd..........   280,000      8,963
    Qunxing Paper Holdings Co., Ltd....................   124,416      6,068
    Real Nutriceutical Group, Ltd......................   224,000     54,823
    Regent Manner International Holdings, Ltd..........   151,000     34,876
#*  Renhe Commercial Holdings Co., Ltd................. 3,706,570    183,174
    Road King Infrastructure, Ltd......................    47,000     43,911
*   Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   274,000     64,249
#*  Semiconductor Manufacturing International Corp..... 5,259,000    476,936
*   Semiconductor Manufacturing International Corp. ADR    19,489     88,675
    Shandong Chenming Paper Holdings, Ltd. Class H.....    81,500     38,534
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................   196,000    201,045
    Shanghai Industrial Holdings, Ltd..................   109,000    362,774
*   Shanghai Industrial Urban Development Group, Ltd...   454,000     93,240
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   332,000    103,983
    Shanghai Prime Machinery Co., Ltd. Class H.........   118,000     19,053
*   Shanghai Zendai Property, Ltd......................   205,000      3,260
    Shengli Oil & Gas Pipe Holdings, Ltd...............   144,000     10,530
    Shenguan Holdings Group, Ltd.......................   400,000    151,698
    Shenzhen Expressway Co., Ltd. Class H..............   258,000    156,100
    Shenzhen International Holdings, Ltd...............   288,887    356,323
    Shenzhen Investment, Ltd...........................   872,471    300,408
    Shenzhou International Group Holdings, Ltd.........    84,000    264,449
    Shimao Property Holdings, Ltd......................   461,356  1,060,768
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................. 1,692,000     81,078
#   Shougang Fushan Resources Group, Ltd............... 1,016,000    265,249
    Shui On Land, Ltd.................................. 1,323,021    353,087
*   Shunfeng Photovoltaic International, Ltd...........    72,000     79,890
    Sichuan Expressway Co., Ltd. Class H...............   284,000     94,765
*   Sijia Group Co.....................................    30,000        995
#*  Sino Oil And Gas Holdings, Ltd..................... 3,375,000    107,477
    Sino-Ocean Land Holdings, Ltd......................   975,503    569,719
#*  Sinofert Holdings, Ltd.............................   686,000     96,537
    SinoMedia Holding, Ltd.............................    54,644     41,880
    Sinopec Shanghai Petrochemical Co., Ltd. Class H...   290,000     88,487
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...   336,000     76,738
    Sinopharm Group Co., Ltd. Class H..................   178,400    523,917
*   Sinotrans Shipping, Ltd............................   454,173    124,928
    Sinotrans, Ltd. Class H............................   552,000    341,871
    Sinotruk Hong Kong, Ltd............................   220,000    116,349
    SITC International Holdings Co., Ltd...............   225,000     98,918
    Skyworth Digital Holdings, Ltd.....................   661,291    326,415
    SMI Corp., Ltd.....................................   560,000     21,248
    SOHO China, Ltd....................................   528,912    443,965
*   Solargiga Energy Holdings, Ltd.....................   265,000     13,748
*   Sparkle Roll Group, Ltd............................   456,000     24,092
    Springland International Holdings, Ltd.............   106,000     43,688
    SPT Energy Group, Inc..............................   166,000     87,623
    SRE Group, Ltd.....................................   886,857     27,704
#   Sun Art Retail Group, Ltd..........................   360,500    448,632
    Sunac China Holdings, Ltd..........................   563,000    460,950

                                     1121

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Sunny Optical Technology Group Co., Ltd............   161,000 $  210,920
    TCC International Holdings, Ltd....................   413,795    191,223
    TCL Communication Technology Holdings, Ltd.........   148,000    184,194
#*  TCL Multimedia Technology Holdings, Ltd............   220,000     80,870
#   Tencent Holdings, Ltd..............................   588,000  9,541,533
    Tenfu Cayman Holdings Co., Ltd.....................    34,000     14,336
#   Texhong Textile Group, Ltd.........................   125,000     94,609
    Tian An China Investment Co., Ltd..................    62,000     46,299
    Tian Shan Development Holding, Ltd.................    36,000     15,431
#   Tiangong International Co., Ltd....................   344,000     74,614
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................    80,000     56,746
    Tianjin Port Development Holdings, Ltd.............   744,000    122,048
    Tianneng Power International, Ltd..................   200,000     76,698
#   Tibet 5100 Water Resources Holdings, Ltd...........   141,000     48,687
    Tingyi Cayman Islands Holding Corp.................   294,000    836,243
    Tomson Group, Ltd..................................    66,969     18,250
    Tongda Group Holdings, Ltd.........................   430,000     61,212
    Tonly Electronics Holdings, Ltd....................    14,800     11,617
    Towngas China Co., Ltd.............................   214,000    246,676
    TPV Technology, Ltd................................   195,412     42,250
    Travelsky Technology, Ltd. Class H.................   220,500    199,053
    Trigiant Group, Ltd................................   190,000     54,857
#   Truly International Holdings, Ltd..................   525,140    315,930
#   Uni-President China Holdings, Ltd..................   319,966    262,565
*   United Energy Group, Ltd...........................   808,000    119,474
*   V1 Group, Ltd...................................... 1,337,400    125,414
#*  Wanda Commercial Properties Group Co., Ltd.........    38,000     12,241
    Want Want China Holdings, Ltd......................   886,000  1,212,128
    Wasion Group Holdings, Ltd.........................   146,000    115,847
    Weichai Power Co., Ltd. Class H....................   102,280    444,368
    Weiqiao Textile Co. Class H........................   134,500     71,762
    Welling Holding, Ltd...............................   294,800     84,793
    West China Cement, Ltd.............................   784,000     95,204
*   Winsway Enterprises Holdings, Ltd..................   405,000     25,211
    World Wide Touch Technology Holdings, Ltd..........   688,000     28,115
    Wumart Stores, Inc. Class H........................    83,000     73,778
    Xiamen International Port Co., Ltd. Class H........   564,000    103,398
    Xingda International Holdings, Ltd.................   363,000    145,386
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    70,800     80,371
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..   236,000     62,695
    Xiwang Special Steel Co., Ltd......................   160,000     21,953
    XTEP International Holdings, Ltd...................   224,500     95,937
#*  Yanchang Petroleum International, Ltd.............. 1,280,000     63,872
#   Yanzhou Coal Mining Co., Ltd. Class H..............   302,000    246,430
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    20,088    162,713
    Yingde Gases Group Co., Ltd........................   261,500    285,412
    Yip's Chemical Holdings, Ltd.......................    88,000     57,360
    Youyuan International Holdings, Ltd................    57,200     12,457
    Yuanda China Holdings, Ltd.........................   334,000     25,287
#   Yuexiu Property Co., Ltd........................... 1,972,400    441,952
#   Yuexiu Transport Infrastructure, Ltd...............   176,752    116,017
    Yuzhou Properties Co., Ltd.........................   453,200    105,012
*   Zall Development Group, Ltd........................    69,000     24,519

                                     1122

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CHINA -- (Continued)
    Zhaojin Mining Industry Co., Ltd...................   289,500 $    179,729
    Zhejiang Expressway Co., Ltd. Class H..............   370,000      401,144
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    37,200       23,302
    Zhong An Real Estate, Ltd..........................   245,000       41,676
#   Zhongsheng Group Holdings, Ltd.....................   153,000      193,686
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......    79,250      271,546
    Zijin Mining Group Co., Ltd. Class H............... 1,126,000      293,899
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.........................................   318,200      200,004
    ZTE Corp. Class H..................................    81,400      169,231
                                                                  ------------
TOTAL CHINA............................................            135,006,137
                                                                  ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA.................................    42,134      680,252
    Banco de Bogota SA.................................     4,570      170,455
    Bancolombia SA.....................................    24,143      364,059
    Bancolombia SA Sponsored ADR.......................    23,315    1,455,089
    Cementos Argos SA..................................    71,652      419,967
*   Cemex Latam Holdings SA............................    27,270      268,814
    Constructora Conconcreto SA........................     2,809        2,290
    Ecopetrol SA.......................................   105,845      179,346
#   Ecopetrol SA Sponsored ADR.........................    38,708    1,306,008
    Empresa de Energia de Bogota SA ESP................   191,577      170,983
    Empresa de Telecomunicaciones de Bogota............    69,627       18,810
    Grupo Aval Acciones y Valores......................    80,087       58,889
    Grupo de Inversiones Suramericana SA...............     6,730      149,895
    Grupo Nutresa SA...................................     9,379      135,432
    Interconexion Electrica SA ESP.....................   110,882      545,328
    Isagen SA ESP......................................   206,869      357,688
    Mineros SA.........................................     5,269        8,128
                                                                  ------------
TOTAL COLOMBIA.........................................              6,291,433
                                                                  ------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S............................................    31,463      890,505
    Komercni Banka A.S.................................     2,183      473,290
    O2 Czech Republic AS...............................    27,624      363,891
    Pegas Nonwovens SA.................................     3,696      111,103
*   Unipetrol A.S......................................    17,641      108,946
                                                                  ------------
TOTAL CZECH REPUBLIC...................................              1,947,735
                                                                  ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.....    67,761      394,450
*   Egyptian Financial Group-Hermes Holding GDR........       926        4,179
*   Global Telecom Holding SAE GDR.....................    63,232      219,612
                                                                  ------------
TOTAL EGYPT............................................                618,241
                                                                  ------------
GREECE -- (0.6%)
    Aegean Airlines SA.................................     6,239       52,171
*   Alpha Bank AE......................................   483,982      386,720
    Athens Water Supply & Sewage Co. SA (The)..........     4,595       58,806
    Bank of Greece.....................................        93        1,725
*   Ellaktor SA........................................        77          390
*   Folli Follie SA....................................    11,777      492,423

                                     1123

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GREECE -- (Continued)
*   Fourlis Holdings SA................................  16,770 $  118,770
*   Frigoglass SA......................................   9,710     45,513
*   GEK Terna Holding Real Estate Construction SA......   5,774     28,695
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  24,872    246,062
    Hellenic Petroleum SA..............................  24,773    193,953
*   Hellenic Telecommunications Organization SA........  62,308    854,097
*   Intracom Holdings SA...............................  23,370     20,652
*   JUMBO SA...........................................  27,212    407,056
*   Lamda Development SA...............................   1,851     12,371
*   Marfin Investment Group Holdings SA................ 310,546    183,963
    Metka SA...........................................   8,745    140,971
    Motor Oil Hellas Corinth Refineries SA.............  17,390    187,223
*   Mytilineos Holdings SA.............................   1,760     15,060
*   National Bank of Greece SA......................... 160,968    512,440
*   National Bank of Greece SA ADR.....................  46,713    151,350
*   Piraeus Bank SA.................................... 197,659    415,281
    Piraeus Port Authority.............................     880     19,968
*   Public Power Corp. SA..............................  30,313    442,482
    Terna Energy SA....................................  15,305     79,188
    Titan Cement Co. SA................................  14,026    430,007
                                                                ----------
TOTAL GREECE...........................................          5,497,337
                                                                ----------
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C............................   6,863     21,220
*   Magyar Telekom Telecommunications P.L.C............ 131,598    208,874
    MOL Hungarian Oil and Gas P.L.C....................   8,117    392,566
    OTP Bank P.L.C.....................................  68,194  1,181,961
*   PannErgy...........................................   2,746      3,623
                                                                ----------
TOTAL HUNGARY..........................................          1,808,244
                                                                ----------
INDIA -- (7.4%)
*   3M India, Ltd......................................     173     13,993
    Aban Offshore, Ltd.................................   6,571     83,108
    ABB India, Ltd.....................................   8,469    144,920
*   ABG Shipyard, Ltd..................................   2,790     11,612
    ACC, Ltd...........................................  13,287    304,637
    Adani Enterprises, Ltd.............................  34,475    244,510
    Adani Ports and Special Economic Zone, Ltd.........  92,657    395,993
*   Adani Power, Ltd................................... 217,292    201,892
    Aditya Birla Nuvo, Ltd.............................  14,981    363,470
*   Advanta, Ltd.......................................   4,030     20,209
    Agro Tech Foods, Ltd...............................   1,273     11,883
    AIA Engineering, Ltd...............................   8,314    105,900
    Akzo Nobel India, Ltd..............................   2,710     46,497
    Allahabad Bank.....................................  78,765    156,511
    Alok Industries, Ltd............................... 324,602     65,587
    Amara Raja Batteries, Ltd..........................  18,730    151,221
    Ambuja Cements, Ltd................................ 155,064    525,406
    Amtek Auto, Ltd....................................  32,600    138,608
    Amtek India, Ltd...................................  21,468     32,255
*   Anant Raj, Ltd.....................................  31,479     32,463
    Andhra Bank........................................  43,995     59,492

                                     1124

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Apollo Tyres, Ltd..................................  92,338 $  263,408
    Arvind, Ltd........................................  58,551    220,926
*   Ashok Leyland, Ltd................................. 419,001    236,929
    Asian Hotels East, Ltd.............................   2,150      7,621
    Asian Paints, Ltd..................................  39,262    405,387
    Atul, Ltd..........................................   3,048     59,823
    Axis Bank, Ltd..................................... 304,890  1,974,247
    Bajaj Auto, Ltd....................................  16,444    563,537
    Bajaj Corp., Ltd...................................  10,815     40,920
    Bajaj Electricals, Ltd.............................   7,154     33,955
    Bajaj Finance, Ltd.................................     500     18,249
    Bajaj Finserv, Ltd.................................  11,415    178,147
*   Bajaj Hindusthan, Ltd..............................  79,906     32,055
    Bajaj Holdings & Investment, Ltd...................   7,907    169,329
    Balkrishna Industries, Ltd.........................   9,305    120,311
    Ballarpur Industries, Ltd.......................... 100,344     27,600
    Balmer Lawrie & Co., Ltd...........................   2,842     25,818
    Balrampur Chini Mills, Ltd.........................  46,572     57,999
    Bank of Baroda.....................................  23,606    334,898
    Bank of India......................................  53,683    240,540
    Bank Of Maharashtra................................  21,459     16,406
    Bannari Amman Sugars, Ltd..........................     894     13,572
    BASF India, Ltd....................................   2,566     36,055
    Bata India, Ltd....................................   2,638     54,690
    BEML, Ltd..........................................   5,261     54,960
    Berger Paints India, Ltd...........................  30,763    152,284
    BGR Energy Systems, Ltd............................   7,400     22,060
    Bharat Forge, Ltd..................................  40,407    479,141
    Bharat Petroleum Corp., Ltd........................  42,234    402,555
*   Bharti Airtel, Ltd................................. 128,096    787,304
    Bhushan Steel, Ltd.................................  21,056    136,957
    Birla Corp., Ltd...................................   7,647     47,896
    Blue Dart Express, Ltd.............................     960     60,985
    Blue Star, Ltd.....................................   2,815     13,342
    Bombay Dyeing & Manufacturing Co., Ltd.............  21,605     25,264
    Bosch, Ltd.........................................   1,258    277,799
    Britannia Industries, Ltd..........................   9,003    169,470
    Cairn India, Ltd................................... 146,721    763,752
    Canara Bank........................................  33,813    220,353
    Carborundum Universal, Ltd.........................  35,694    101,219
    Central Bank Of India..............................  87,768    100,877
    Century Plyboards India, Ltd.......................  31,384     44,649
    Century Textiles & Industries, Ltd.................  17,005    167,730
    CESC, Ltd..........................................  23,993    254,564
    Chambal Fertilizers & Chemicals, Ltd...............  39,240     36,793
*   Chennai Petroleum Corp., Ltd.......................  16,461     22,834
*   City Union Bank, Ltd...............................  65,932     80,832
    Clariant Chemicals India, Ltd......................   1,428     19,206
    CMC, Ltd...........................................   3,255    102,808
    Colgate-Palmolive India, Ltd.......................  11,166    289,211
    Container Corp. Of India...........................  14,177    303,205
    Coromandel International, Ltd......................  20,615     81,796
    Corp. Bank.........................................  12,908     75,618

                                     1125

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Cox & Kings, Ltd...................................   8,724 $ 37,897
    CRISIL, Ltd........................................     384   11,258
    Crompton Greaves, Ltd..............................  80,947  259,061
    Cummins India, Ltd.................................  16,773  173,316
    Cyient, Ltd........................................  24,161  152,948
    Dabur India, Ltd...................................  79,729  270,487
    Dalmia Bharat, Ltd.................................  25,540  187,109
    DB Corp., Ltd......................................   3,444   18,420
*   DB Realty, Ltd.....................................  19,776   26,440
*   DCB Bank, Ltd......................................  48,224   65,468
    DCM Shriram, Ltd...................................  36,958  106,579
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   6,112   16,494
*   DEN Networks, Ltd..................................  11,158   39,374
    Dena Bank..........................................  66,087   73,638
*   Dish TV India, Ltd................................. 113,898  109,616
    Divi's Laboratories, Ltd...........................  11,111  272,457
    DLF, Ltd........................................... 138,785  450,066
    eClerx Services, Ltd...............................   5,840  125,328
    Edelweiss Financial Services, Ltd..................  28,259   28,552
*   Educomp Solutions, Ltd.............................  11,439    5,880
    Eicher Motors, Ltd.................................   2,160  301,382
*   EID Parry India, Ltd...............................  14,037   44,567
    EIH, Ltd...........................................  28,592   47,503
    Emami, Ltd.........................................   8,060   72,014
    Engineers India, Ltd...............................  17,800   81,987
    Entertainment Network India, Ltd...................   2,514   18,159
*   Era Infra Engineering, Ltd.........................  26,022    9,258
*   Eros International Media, Ltd......................   7,714   27,953
    Escorts, Ltd.......................................  17,545   34,154
    Ess Dee Aluminium, Ltd.............................   5,402   47,825
*   Essar Oil, Ltd..................................... 101,344  192,073
    Essar Ports, Ltd...................................  25,367   38,299
    Exide Industries, Ltd..............................  77,107  208,083
    FAG Bearings India, Ltd............................   3,749  164,315
    Federal Bank, Ltd.................................. 216,870  427,347
*   Federal-Mogul Goetze India, Ltd....................   2,252    9,946
    Financial Technologies India, Ltd..................   5,623   28,901
    Finolex Cables, Ltd................................  15,424   52,686
    Finolex Industries, Ltd............................  15,856   72,754
*   Firstsource Solutions, Ltd.........................  81,297   51,384
    GAIL India, Ltd....................................  92,452  659,865
    Gateway Distriparks, Ltd...........................  12,336   47,537
    Gillette India, Ltd................................   1,390   52,842
*   Gitanjali Gems, Ltd................................  13,227   15,440
    GMR Infrastructure, Ltd............................ 324,311  143,436
    Godrej Consumer Products, Ltd......................  16,155  223,075
    Godrej Industries, Ltd.............................  23,561  129,493
    Godrej Properties, Ltd.............................  11,576   43,548
    Graphite India, Ltd................................   5,828   10,571
    Grasim Industries, Ltd.............................   3,807  201,687
    Great Eastern Shipping Co., Ltd. (The).............  13,772   83,237
    Greaves Cotton, Ltd................................  20,113   37,817
    Gruh Finance, Ltd..................................  21,900   74,804

                                     1126

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Gujarat Alkalies & Chemicals, Ltd..................   7,954 $   27,396
    Gujarat Fluorochemicals, Ltd.......................   5,234     45,393
    Gujarat Gas Co., Ltd...............................   6,149     44,259
    Gujarat Mineral Development Corp., Ltd.............  22,860     57,960
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................  14,377     21,886
*   Gujarat NRE Coke, Ltd.............................. 127,013     22,874
*   Gujarat Pipavav Port, Ltd..........................  62,657    150,214
    Gujarat State Fertilisers & Chemicals, Ltd.........  32,118     40,448
    Gujarat State Petronet, Ltd........................  62,494     91,755
*   GVK Power & Infrastructure, Ltd.................... 350,798     82,268
*   Hathway Cable & Datacom, Ltd.......................  14,049     73,777
    Havells India, Ltd.................................  12,773    252,348
*   HCL Infosystems, Ltd...............................  30,430     36,900
    HCL Technologies, Ltd..............................  73,537  1,890,467
    HDFC Bank, Ltd..................................... 198,696  2,707,028
    HEG, Ltd...........................................   2,331     10,313
*   HeidelbergCement India, Ltd........................  23,375     23,790
    Hero MotoCorp, Ltd.................................  13,982    600,115
*   Hexa Tradex, Ltd...................................   6,867      4,198
    Hexaware Technologies, Ltd.........................  76,617    179,085
    Himadri Chemicals & Industries, Ltd................  13,920      6,394
    Hindalco Industries, Ltd........................... 439,261  1,383,866
*   Hindustan Construction Co., Ltd.................... 110,597     72,322
    Hindustan Petroleum Corp., Ltd.....................  35,804    234,609
    Hindustan Unilever, Ltd............................  44,639    502,808
    Honeywell Automation India, Ltd....................     639     52,579
*   Housing Development & Infrastructure, Ltd.......... 125,287    191,679
    HT Media, Ltd......................................  22,426     39,104
    ICICI Bank, Ltd....................................  19,044    459,602
    ICICI Bank, Ltd. Sponsored ADR.....................  30,079  1,504,552
    IDBI Bank, Ltd.....................................  91,068    133,517
    Idea Cellular, Ltd................................. 165,313    425,050
    IDFC, Ltd..........................................  93,711    233,655
    IIFL Holdings, Ltd.................................  51,784    111,101
    IL&FS Transportation Networks, Ltd.................   8,695     33,022
    India Cements, Ltd. (The)..........................  71,086    120,179
    Indiabulls Housing Finance, Ltd....................  48,033    321,935
    Indian Bank........................................  34,704     84,199
*   Indian Hotels Co., Ltd............................. 123,579    192,089
    Indian Oil Corp., Ltd..............................  55,848    305,681
    Indian Overseas Bank...............................  82,909     95,457
    Indraprastha Gas, Ltd..............................  19,290    118,906
    IndusInd Bank, Ltd.................................  59,385    542,554
    Info Edge India, Ltd...............................   2,859     32,409
    Infosys, Ltd.......................................  31,369  1,733,158
    Infosys, Ltd. Sponsored ADR........................  31,765  1,741,357
    ING Vysya Bank, Ltd................................  11,641    117,986
    Ingersoll-Rand India, Ltd..........................   1,145     10,777
    IRB Infrastructure Developers, Ltd.................  53,704    225,770
    Jagran Prakashan, Ltd..............................  18,837     36,880
    Jain Irrigation Systems, Ltd....................... 114,510    192,510
*   Jaiprakash Power Ventures, Ltd..................... 256,079     79,878
    Jammu & Kashmir Bank, Ltd. (The)...................   8,050    211,000

                                     1127

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Jaypee Infratech, Ltd.............................. 117,991 $   63,286
    Jindal Saw, Ltd....................................  49,941     63,235
*   Jindal Stainless, Ltd..............................   8,727      6,989
    Jindal Steel & Power, Ltd.......................... 118,865    536,607
    JK Cement, Ltd.....................................   3,293     20,923
    JK Lakshmi Cement, Ltd.............................  13,600     55,444
    JM Financial, Ltd..................................  63,370     42,418
    JSW Energy, Ltd.................................... 207,354    257,660
    JSW Steel, Ltd.....................................  35,027    678,552
*   Jubilant Foodworks, Ltd............................   6,794    139,863
    Kajaria Ceramics, Ltd..............................   6,035     62,603
    Kalpataru Power Transmission, Ltd..................   4,911     13,043
    Kansai Nerolac Paints, Ltd.........................     826     21,687
    Karnataka Bank, Ltd. (The).........................  43,127     90,106
    Karur Vysya Bank, Ltd. (The).......................  14,590    115,945
    Kaveri Seed Co., Ltd...............................   7,635     91,763
*   Kesoram Industries, Ltd............................  15,907     28,847
    Kirloskar Industries, Ltd..........................   1,617     10,080
    Kirloskar Oil Engines, Ltd.........................  41,696    181,421
    Kotak Mahindra Bank, Ltd...........................  78,990  1,235,142
    KPIT Technologies, Ltd.............................  32,244     82,050
    Lakshmi Machine Works, Ltd.........................     596     37,154
    Lakshmi Vilas Bank, Ltd. (The).....................  12,640     17,304
*   Lanco Infratech, Ltd............................... 258,577     39,419
    Larsen & Toubro, Ltd...............................  55,783  1,373,476
    Larsen & Toubro, Ltd. GDR..........................  29,689    723,714
    LIC Housing Finance, Ltd...........................  55,062    261,954
    Maharashtra Seamless, Ltd..........................  10,478     52,609
    Mahindra Holidays & Resorts India, Ltd.............   1,757      8,482
    Mahindra Lifespace Developers, Ltd.................   1,102     10,670
    Marico, Ltd........................................  24,986    105,109
    Maruti Suzuki India, Ltd...........................  19,851    822,962
    McLeod Russel India, Ltd...........................  17,365     80,361
    MindTree, Ltd......................................  14,062    243,934
    Monnet Ispat & Energy, Ltd.........................   4,518      9,551
    Monsanto India, Ltd................................   1,742     57,183
    Motherson Sumi Systems, Ltd........................  65,952    395,538
    Motilal Oswal Financial Services, Ltd..............   1,571      5,791
    Mphasis, Ltd.......................................  21,769    163,463
    MRF, Ltd...........................................     381    146,200
    National Aluminium Co., Ltd........................  90,419     86,268
    Navneet Education, Ltd.............................  11,667     15,501
    NCC, Ltd...........................................  56,278     67,582
    Nestle India, Ltd..................................   2,571    216,871
    NHPC, Ltd.......................................... 658,988    247,222
    NIIT Technologies, Ltd.............................   9,921     61,254
    Nitin Fire Protection Industries, Ltd..............  12,230     12,891
    NTPC, Ltd.......................................... 197,919    471,797
    Oberoi Realty, Ltd.................................  11,820     50,441
    OMAXE, Ltd.........................................  23,757     49,523
*   Opto Circuits India, Ltd...........................  27,524     13,422
*   Oracle Financial Services Software, Ltd............   4,537    248,508
    Orient Cement, Ltd.................................  10,368     17,777

                                     1128

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Oriental Bank of Commerce..........................  41,394 $  187,898
    Page Industries, Ltd...............................   1,077    143,225
*   Parsvnath Developers, Ltd..........................  25,750     11,342
    Peninsula Land, Ltd................................  17,769     11,153
    Persistent Systems, Ltd............................   4,222     87,081
    Petronet LNG, Ltd..................................  70,049    211,087
    Phoenix Mills, Ltd. (The)..........................   4,470     25,870
    PI Industries, Ltd.................................   7,825     51,462
    Pidilite Industries, Ltd...........................  30,910    190,554
*   Pipavav Defence & Offshore Engineering Co., Ltd....  43,598     38,656
    Polaris Financial Technology, Ltd..................  18,746     66,088
    Power Grid Corp. of India, Ltd..................... 198,866    437,913
    Prestige Estates Projects, Ltd.....................  26,333    108,950
*   Prism Cement, Ltd..................................  30,789     36,611
    Procter & Gamble Hygiene & Health Care, Ltd........     890     68,507
    PTC India, Ltd.....................................  87,628    120,409
*   Punj Lloyd, Ltd....................................  67,418     47,726
    Punjab National Bank...............................   2,000     31,263
    Rain Industries, Ltd...............................  24,198     15,611
    Rallis India, Ltd..................................  29,193    104,538
    Ramco Cements, Ltd. (The)..........................  20,370     95,876
    Raymond, Ltd.......................................  15,056    104,349
    Redington India, Ltd...............................  41,130     66,993
    REI Agro, Ltd...................................... 150,380      8,808
    Reliance Communications, Ltd....................... 197,305    435,917
    Reliance Infrastructure, Ltd.......................  35,805    435,207
*   Reliance Power, Ltd................................ 241,272    367,095
    Rolta India, Ltd...................................  48,545     84,785
    Ruchi Soya Industries, Ltd.........................  35,351     22,724
    Sadbhav Engineering, Ltd...........................   3,951     13,052
*   Schneider Electric Infrastructure, Ltd.............   5,931     13,681
    Sesa Sterlite, Ltd................................. 326,654  1,554,023
    Sesa Sterlite, Ltd. ADR............................   4,742     89,252
*   Shipping Corp. of India, Ltd.......................  48,415     46,045
    Shoppers Stop, Ltd.................................   1,807     11,717
    Shree Cement, Ltd..................................   2,266    275,883
    Shree Renuka Sugars, Ltd........................... 152,594     57,716
    Shriram Transport Finance Co., Ltd.................  12,944    191,318
    Siemens, Ltd.......................................  14,957    215,042
    Sintex Industries, Ltd.............................  54,687     76,171
    SJVN, Ltd.......................................... 106,096     42,559
    SKF India, Ltd.....................................   3,672     71,461
    Sobha Developers, Ltd..............................  16,355    121,407
    Solar Industries India, Ltd........................     979     32,849
    South Indian Bank, Ltd. (The)...................... 167,881     83,290
    SRF, Ltd...........................................   5,322     51,618
    Star Ferro and Cement, Ltd.........................   6,270      4,321
    State Bank of Bikaner & Jaipur.....................   3,700     40,288
    State Bank of India................................  21,741    867,662
    State Bank of India GDR............................   1,197     95,490
    Steel Authority of India, Ltd...................... 115,757    167,202
    Sterlite Technologies, Ltd.........................  29,094     27,407
    Sun TV Network, Ltd................................  30,825    212,353

                                     1129

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Sundram Fasteners, Ltd.............................   7,443 $   12,888
    Supreme Industries, Ltd............................  12,360    121,999
*   Suzlon Energy, Ltd................................. 336,172    120,298
    Syndicate Bank.....................................  78,885    185,701
    Tata Chemicals, Ltd................................  30,374    172,381
    Tata Communications, Ltd...........................  20,486    125,670
    Tata Consultancy Services, Ltd.....................  66,580  2,833,113
    Tata Elxsi, Ltd....................................   5,515     53,433
    Tata Global Beverages, Ltd......................... 123,030    310,638
    Tata Motors, Ltd................................... 101,494    744,161
    Tata Motors, Ltd. Sponsored ADR....................  24,475    962,357
    Tata Power Co., Ltd................................ 274,258    441,726
    Tata Steel, Ltd.................................... 109,735    998,748
*   Tata Teleservices Maharashtra, Ltd................. 189,125     36,658
    Tech Mahindra, Ltd.................................  30,593  1,087,501
    Techno Electric & Engineering Co., Ltd.............     831      3,769
    Texmaco Rail & Engineering, Ltd....................   5,750      8,360
    Thermax, Ltd.......................................  11,921    171,496
    Timken India, Ltd..................................   2,794     15,401
    Titan Co., Ltd.....................................  46,614    260,229
    Torrent Power, Ltd.................................  32,752     75,663
    Trent, Ltd.........................................   2,317     46,530
    Triveni Turbine, Ltd...............................  33,780     53,919
    TTK Prestige, Ltd..................................     490     31,408
    Tube Investments of India, Ltd.....................  19,977     97,391
*   TV18 Broadcast, Ltd................................ 257,802    126,186
    TVS Motor Co., Ltd.................................  52,589    127,691
    UCO Bank...........................................  60,445     98,069
    Ultratech Cement, Ltd..............................  10,085    402,129
    Union Bank of India................................  47,888    149,697
*   Unitech, Ltd....................................... 512,548    213,829
    UPL, Ltd...........................................  90,078    485,467
    Usha Martin, Ltd...................................  15,735     11,005
    V-Guard Industries, Ltd............................   2,721     34,421
    VA Tech Wabag, Ltd.................................   1,315     30,863
    Vakrangee, Ltd.....................................  17,996     40,802
    Vardhman Textiles, Ltd.............................   4,052     31,783
    Videocon Industries, Ltd...........................  28,713     79,445
    Vijaya Bank........................................  67,325     53,691
    VIP Industries, Ltd................................  22,281     40,485
    Voltas, Ltd........................................  37,318    117,740
    WABCO India, Ltd...................................   1,336     73,233
    Welspun Corp., Ltd.................................  44,425     61,007
*   Welspun Enterprises, Ltd...........................   2,221      6,676
    Wipro, Ltd......................................... 119,456  1,069,948
    Yes Bank, Ltd......................................  60,915    536,221
    Zee Entertainment Enterprises, Ltd................. 109,390    524,074
*   Zee Learn, Ltd.....................................      --         --
    Zensar Technologies, Ltd...........................   3,141     21,801

                                     1130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    Zydus Wellness, Ltd................................      1,930 $    18,661
                                                                   -----------
TOTAL INDIA............................................             68,748,904
                                                                   -----------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT......................  2,579,200     205,857
    Adaro Energy Tbk PT................................  4,639,000     466,713
    Adhi Karya Persero Tbk PT..........................    548,000     145,562
    Agung Podomoro Land Tbk PT.........................  3,407,800      97,094
    AKR Corporindo Tbk PT..............................    461,100     173,900
    Alam Sutera Realty Tbk PT..........................  5,334,000     236,045
    Aneka Tambang Persero Tbk PT.......................  1,906,500     205,927
    Arwana Citramulia Tbk PT...........................  1,498,000     129,904
    Asahimas Flat Glass Tbk PT.........................      2,000       1,320
    Astra Agro Lestari Tbk PT..........................    121,800     279,506
    Astra Graphia Tbk PT...............................    236,000      46,436
    Astra International Tbk PT.........................  3,490,000   2,304,602
*   Bakrie and Brothers Tbk PT......................... 10,309,000      44,522
*   Bakrie Telecom Tbk PT..............................  4,450,000      19,218
*   Bakrieland Development Tbk PT......................  8,497,250      36,697
    Bank Bukopin Tbk PT................................  1,576,000      97,889
    Bank Central Asia Tbk PT...........................  1,351,400   1,352,407
    Bank Danamon Indonesia Tbk PT......................    592,742     195,016
    Bank Mandiri Persero Tbk PT........................  1,641,472   1,428,336
    Bank Negara Indonesia Persero Tbk PT...............  1,836,000     795,259
*   Bank Pan Indonesia Tbk PT..........................  1,444,000     110,452
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  1,522,700     109,561
    Bank Permata Tbk PT................................      7,500         887
    Bank Rakyat Indonesia Persero Tbk PT...............  2,711,000   2,600,312
    Bank Tabungan Negara Persero Tbk PT................  1,822,973     168,608
*   Bank Tabungan Pensiunan Nasional Tbk PT............    413,000     146,487
*   Barito Pacific Tbk PT..............................    711,500      17,457
*   Bayan Resources Tbk PT.............................     13,000       7,682
*   Benakat Integra Tbk PT.............................  4,345,000      43,742
*   Berau Coal Energy Tbk PT...........................    848,500       7,235
*   Berlian Laju Tanker Tbk PT.........................  2,525,666          --
    BISI International Tbk PT..........................    645,500      28,210
*   Borneo Lumbung Energi & Metal Tbk PT...............  1,991,000      15,133
*   Bumi Resources Minerals Tbk PT.....................  1,984,200      47,931
    Bumi Serpong Damai PT..............................  2,542,700     343,615
    BW Plantation Tbk PT...............................  1,110,500     109,354
*   Central Proteinaprima Tbk PT.......................  5,740,500      24,792
    Charoen Pokphand Indonesia Tbk PT..................  1,409,315     469,757
    Ciputra Development Tbk PT.........................  3,135,400     308,616
    Ciputra Property Tbk PT............................  1,443,500      93,450
    Ciputra Surya Tbk PT...............................    430,000      89,114
    Citra Marga Nusaphala Persada Tbk PT...............    603,500     206,097
*   Darma Henwa Tbk PT.................................  3,026,500      13,071
    Elnusa Tbk PT......................................  1,113,500      64,028
*   Energi Mega Persada Tbk PT......................... 15,020,500     116,435
*   Erajaya Swasembada Tbk PT..........................    623,200      60,432
*   Exploitasi Energi Indonesia Tbk PT.................  1,976,500      31,507
*   Express Transindo Utama Tbk PT.....................    526,200      61,476
*   Fajar Surya Wisesa Tbk PT..........................    146,000      19,697

                                     1131

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                        ---------- --------
INDONESIA -- (Continued)
    Gajah Tunggal Tbk PT...............................    951,700 $147,794
*   Garuda Indonesia Persero Tbk PT....................    567,146   21,379
    Global Mediacom Tbk PT.............................  2,657,800  436,737
*   Golden Eagle Energy Tbk PT.........................    120,750   18,477
*   Gozco Plantations Tbk PT...........................    531,000    4,570
*   Hanson International Tbk PT........................  2,703,500  145,061
    Harum Energy Tbk PT................................    381,700   68,537
    Hexindo Adiperkasa Tbk PT..........................    121,000   37,833
    Holcim Indonesia Tbk PT............................    490,500  126,917
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............    872,300  102,234
    Indika Energy Tbk PT...............................    589,500   34,923
    Indo Tambangraya Megah Tbk PT......................    123,000  274,129
    Indocement Tunggal Prakarsa Tbk PT.................    252,800  547,285
    Indofood CBP Sukses Makmur Tbk PT..................    167,500  150,776
    Indofood Sukses Makmur Tbk PT......................  1,112,600  669,720
    Indosat Tbk PT.....................................    232,500   79,911
    Indosat Tbk PT ADR.................................      2,476   34,652
*   Inovisi Infracom Tbk PT............................    668,445   86,087
    Intiland Development Tbk PT........................  3,171,900  129,894
    Japfa Comfeed Indonesia Tbk PT.....................  1,682,500  180,729
    Jasa Marga Persero Tbk PT..........................    507,500  276,848
    Kawasan Industri Jababeka Tbk PT...................  9,098,114  202,660
*   Krakatau Steel Persero Tbk PT......................    252,000    9,925
*   Lippo Cikarang Tbk PT..............................    206,500  141,626
    Malindo Feedmill Tbk PT............................    449,100  109,655
    Matahari Putra Prima Tbk PT........................    958,000  241,744
    Mayora Indah Tbk PT................................    121,333  307,387
    Medco Energi Internasional Tbk PT..................    594,400  177,678
    Media Nusantara Citra Tbk PT.......................  1,292,400  286,749
    Mitra Adiperkasa Tbk PT............................    450,100  199,772
    MNC Investama Tbk PT...............................  8,815,200  279,577
    Modern Internasional Tbk PT........................    312,000   17,916
*   Modernland Realty Tbk PT...........................  2,511,000   95,262
    Multipolar Tbk PT..................................  2,116,000  135,302
*   Multistrada Arah Sarana Tbk PT.....................     33,500      854
    Nippon Indosari Corpindo Tbk PT....................    392,500   43,717
*   Nusantara Infrastructure Tbk PT....................  4,397,000   78,552
    Pakuwon Jati Tbk PT................................  5,116,800  183,193
*   Panin Financial Tbk PT.............................  5,948,000  126,729
    Paninvest Tbk PT...................................    992,000   54,316
    Pembangunan Perumahan Persero Tbk PT...............  1,117,500  214,084
    Perusahaan Gas Negara Persero Tbk PT...............  1,569,100  789,799
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  1,846,100  330,621
*   Polychem Indonesia Tbk PT..........................    312,500    5,499
    Ramayana Lestari Sentosa Tbk PT....................  1,309,000  121,548
    Resource Alam Indonesia Tbk PT.....................    116,500   14,916
    Salim Ivomas Pratama Tbk PT........................    603,000   46,135
    Samindo Resources Tbk PT...........................     62,250    2,667
    Sampoerna Agro PT..................................    234,500   42,785
    Selamat Sempurna Tbk PT............................    259,500   99,874
    Semen Indonesia Persero Tbk PT.....................    547,400  767,799
*   Sentul City Tbk PT................................. 10,700,500  107,698
    Sinar Mas Agro Resources and Technology Tbk PT.....     36,000   19,467

                                     1132

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDONESIA -- (Continued)
    Sinar Mas Multiartha Tbk PT........................    16,500 $     5,026
*   Sugih Energy Tbk PT................................ 3,955,000     140,979
    Summarecon Agung Tbk PT............................ 3,869,064     443,939
    Surya Citra Media Tbk PT...........................   648,000     211,266
    Surya Semesta Internusa Tbk PT..................... 1,407,000      87,444
*   Suryainti Permata Tbk PT........................... 1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT.........   342,521     338,991
    Telekomunikasi Indonesia Persero Tbk PT............   800,000     181,740
#   Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................    30,378   1,364,276
    Tiga Pilar Sejahtera Food Tbk......................   576,500     117,241
    Timah Persero Tbk PT............................... 1,669,931     203,235
*   Tiphone Mobile Indonesia Tbk PT....................   597,600      40,459
    Total Bangun Persada Tbk PT........................ 1,092,200      73,555
    Tower Bersama Infrastructure Tbk PT................   481,500     342,494
*   Trada Maritime Tbk PT..............................   946,500     150,835
*   Truba Alam Manunggal Engineering PT................ 3,328,000       1,725
    Tunas Baru Lampung Tbk PT..........................   446,000      25,863
    Tunas Ridean Tbk PT................................   238,000      14,882
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......   203,000      69,939
    Unilever Indonesia Tbk PT..........................   224,400     587,159
    United Tractors Tbk PT.............................   428,895     841,147
    Vale Indonesia Tbk PT.............................. 1,215,100     414,757
*   Visi Media Asia Tbk PT.............................   774,400      17,686
    Wijaya Karya Persero Tbk PT........................   633,000     142,597
    XL Axiata Tbk PT...................................   803,000     372,105
                                                                  -----------
TOTAL INDONESIA........................................            28,596,687
                                                                  -----------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd.....................................   168,000     211,649
    Aeon Credit Service M Bhd..........................     2,160      12,010
    Affin Holdings Bhd.................................   218,170     239,616
    AirAsia Bhd........................................   556,500     424,035
    Alam Maritim Resources Bhd.........................    99,300      47,993
    Alliance Financial Group Bhd.......................   364,600     556,072
    AMMB Holdings Bhd..................................   544,575   1,179,493
    Amway Malaysia Hldgs Bhd...........................    16,600      62,400
    Ann Joo Resources Bhd..............................    94,700      38,153
    APM Automotive Holdings Bhd........................    22,800      44,139
    Astro Malaysia Holdings Bhd........................   236,100     247,887
#   Axiata Group Bhd...................................   508,250   1,106,440
    Batu Kawan Bhd.....................................    32,100     198,209
    Benalec Holdings Bhd...............................   227,000      75,042
#   BIMB Holdings Bhd..................................   176,800     239,131
    Bonia Corp. Bhd....................................   127,000      56,849
#*  Bumi Armada Bhd....................................   305,000     319,877
    Bursa Malaysia Bhd.................................   117,100     304,570
    Cahya Mata Sarawak Bhd.............................   124,800     153,323
    Can-One Bhd........................................    18,800      15,518
    CB Industrial Product Holding Bhd..................    36,140      54,118
#   CIMB Group Holdings Bhd............................   897,429   1,959,796
    Coastal Contracts Bhd..............................    99,600     159,571
    Cypark Resources Bhd...............................    54,200      46,326
    Daibochi Plastic & Packaging Industry Bhd..........     2,100       2,921

                                     1133

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    Daya Materials Bhd................................. 266,500 $ 24,486
    Dayang Enterprise Holdings Bhd..................... 124,950  148,128
#   Dialog Group Bhd................................... 726,414  421,812
    DiGi.Com Bhd....................................... 514,600  913,933
    DKSH Holdings Malaysia Bhd.........................  15,200   35,979
#   DRB-Hicom Bhd...................................... 367,000  256,464
    Dutch Lady Milk Industries Bhd.....................   4,900   71,785
    Eastern & Oriental Bhd............................. 365,900  333,236
    Fraser & Neave Holdings Bhd........................   9,100   50,536
    Gamuda Bhd......................................... 342,300  511,218
    Genting Plantations Bhd............................  64,700  222,683
    Globetronics Technology Bhd........................  81,500  119,883
    Glomac Bhd......................................... 119,700   44,860
*   Goldis Bhd.........................................  10,502    8,008
    Guan Chong Bhd.....................................  21,800    9,253
    GuocoLand Malaysia Bhd.............................  34,800   19,440
    Hai-O Enterprise Bhd...............................  39,400   32,149
    HAP Seng Consolidated Bhd.......................... 279,820  307,144
    Hap Seng Plantations Holdings Bhd..................  90,600   75,351
    Hartalega Holdings Bhd.............................  84,200  174,128
*   Ho Wah Genting Bhd................................. 145,700    8,405
    Hock Seng LEE BHD..................................  37,600   22,452
#   Hong Leong Bank Bhd................................ 119,440  527,909
    Hong Leong Financial Group Bhd.....................  66,600  362,893
    Hong Leong Industries Bhd..........................  54,300  115,425
    Hua Yang Bhd.......................................  96,533   72,627
    Hup Seng Industries Bhd............................  33,800   12,016
    Hwang Capital Malaysia Bhd.........................  30,600   18,572
    IGB Corp. Bhd...................................... 332,490  295,231
    IJM Corp. Bhd...................................... 470,457  983,831
    IJM Land Bhd....................................... 162,400  170,973
    IJM Plantations Bhd................................  65,000   73,359
    Insas Bhd.......................................... 244,413   93,482
    IOI Corp. Bhd...................................... 481,805  753,952
*   IOI Properties Group Bhd........................... 195,602  153,793
    Iris Corp. Bhd..................................... 539,700   73,784
*   Iskandar Waterfront City Bhd....................... 100,100   48,625
*   JAKS Resources Bhd................................. 278,400   65,662
    Jaya Tiasa Holdings Bhd............................ 157,005  120,264
    JCY International Bhd.............................. 338,200   74,300
*   K&N Kenanga Holdings Bhd...........................  81,000   20,206
    Kian JOO CAN Factory Bhd........................... 111,400  108,272
    Kim Loong Resources Bhd............................  50,920   47,448
    Kimlun Corp. Bhd...................................  45,400   23,139
*   KNM Group Bhd...................................... 707,487  233,557
*   KSL Holdings Bhd...................................  82,500   77,333
    Kuala Lumpur Kepong Bhd............................  72,450  537,836
*   Kulim Malaysia Bhd................................. 178,600  181,862
#*  Kumpulan Europlus Bhd.............................. 140,600   56,628
    Kumpulan Perangsang Selangor Bhd...................  97,100   46,053
*   Land & General Bhd................................. 225,400   45,775
*   Landmarks Bhd......................................  59,300   29,867
    LBS Bina Group Bhd................................. 118,100   63,852

                                     1134

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
MALAYSIA -- (Continued)
    Lingkaran Trans Kota Holdings Bhd..................    69,500 $   83,577
    Lion Industries Corp. Bhd..........................   240,400     58,901
    LPI Capital Bhd....................................    12,800     69,850
#   Mah Sing Group Bhd.................................   306,779    228,921
    Malayan Banking Bhd................................ 1,122,497  3,462,486
    Malayan Flour Mills Bhd............................    90,600     58,108
#   Malaysia Airports Holdings Bhd.....................   195,702    459,654
    Malaysia Marine and Heavy Engineering Holdings Bhd.    84,400     91,381
#*  Malaysian Airline System Bhd....................... 1,380,870     94,688
    Malaysian Bulk Carriers Bhd........................   177,625     97,585
    Malaysian Pacific Industries Bhd...................    28,163     53,393
    Malaysian Resources Corp. Bhd......................   588,800    318,388
#   Maxis Bhd..........................................   320,900    677,827
    MBM Resources Bhd..................................    58,230     54,149
    Media Chinese International, Ltd...................   100,600     28,985
#   Media Prima Bhd....................................   307,200    238,731
    Mega First Corp. Bhd...............................    46,000     32,971
    MK Land Holdings BHD...............................   360,900     59,610
    MKH Bhd............................................    96,960    126,151
    MMC Corp. Bhd......................................   325,000    254,518
    MNRB Holdings Bhd..................................    27,600     40,707
    Mudajaya Group Bhd.................................    93,600     73,680
    Muhibbah Engineering M Bhd.........................   199,200    194,694
*   Mulpha International Bhd...........................   522,100     87,164
    My EG Services Bhd.................................   101,500     91,121
    Naim Holdings Bhd..................................    67,300     84,174
    NCB Holdings Bhd...................................     1,300      1,193
    Nestle Malaysia Bhd................................     5,600    117,308
    NTPM Holdings Bhd..................................    50,200     12,880
    Oldtown Bhd........................................    88,525     60,784
    OSK Holdings Bhd...................................   190,309    128,922
#   Padini Holdings Bhd................................   213,400    133,390
    Panasonic Manufacturing Malaysia Bhd...............    13,100     86,342
    Pantech Group Holdings Bhd.........................    83,200     27,182
    Paramount Corp. Bhd................................    69,500     34,601
#*  Parkson Holdings Bhd...............................   205,153    186,308
#*  Perdana Petroleum Bhd..............................   231,840    134,666
#*  Perisai Petroleum Teknologi Bhd....................   226,300    108,228
    Pharmaniaga Bhd....................................    44,200     66,461
    PJ Development Holdings Bhd........................   126,900     74,068
    Pos Malaysia Bhd...................................   129,000    211,214
    PPB Group Bhd......................................   134,800    631,002
    Press Metal Bhd....................................    96,100    159,602
    Prestariang Bhd....................................   127,600     92,999
    Protasco Bhd.......................................    39,100     22,314
    Public Bank Bhd....................................   154,970    957,846
    Puncak Niaga Holding Bhd...........................    86,200     89,487
    QL Resources Bhd...................................   157,350    168,095
    RHB Capital Bhd....................................   201,627    570,145
    Rimbunan Sawit Bhd.................................   239,000     56,321
    Salcon Bhd.........................................   264,800     75,563
    Sapurakencana Petroleum Bhd........................   741,911    997,995
    Sarawak Oil Palms Bhd..............................    24,900     52,799

                                     1135

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
MALAYSIA -- (Continued)
    Sarawak Plantation Bhd.............................     6,400 $    5,395
    Scientex Bhd.......................................    21,500     38,241
*   Scomi Energy Services Bhd..........................   273,800     86,075
    Selangor Dredging Bhd..............................   190,000     77,956
    Selangor Properties Bhd............................     2,100      4,276
    Shangri-La Hotels Malaysia Bhd.....................   101,700    237,786
*   Shell Refining Co. Federation of Malaya Bhd........    44,800     77,170
    SHL Consolidated Bhd...............................    98,500     93,318
    SP Setia Bhd Group.................................   119,174    130,779
    Star Publications Malaysia Bhd.....................    80,200     65,903
    Subur Tiasa Holdings Bhd...........................    70,415     50,873
    Sunway Bhd.........................................   293,300    293,932
#   Supermax Corp. Bhd.................................   214,550    145,624
    Suria Capital Holdings Bhd.........................    18,100     15,607
    Syarikat Takaful Malaysia Bhd......................    17,400     70,688
*   Symphony Life Bhd..................................    59,865     21,092
    Ta Ann Holdings Bhd................................    49,089     65,582
    TA Enterprise Bhd..................................   462,600    147,110
    TA Global Bhd......................................   264,180     34,732
    Tambun Indah Land Bhd..............................    91,100     69,645
    TAN Chong Motor Holdings Bhd.......................    94,400    156,422
*   Tanjung Offshore Bhd...............................    62,300     11,328
    Tasek Corp. Bhd....................................     2,100      9,807
    Telekom Malaysia Bhd...............................   196,992    383,867
    Tenaga Nasional Bhd................................   389,400  1,511,312
#*  TH Heavy Engineering Bhd...........................   200,600     57,078
    TH Plantations Bhd.................................    61,320     38,337
    Tiong NAM Logistics Holdings.......................    55,000     23,727
    Top Glove Corp. Bhd................................   163,800    236,788
    Tropicana Corp. Bhd................................   238,100    106,464
    TSH Resources Bhd..................................    92,600    104,250
    Tune Ins Holdings Bhd..............................    43,800     31,890
    Uchi Technologies Bhd..............................    51,700     22,957
    UEM Sunrise Bhd....................................   534,264    351,133
    UMW Holdings Bhd...................................   193,200    706,064
    Unisem M Bhd.......................................   223,630    121,911
    United Malacca Bhd.................................    20,100     47,167
    United Plantations Bhd.............................    21,300    193,009
    UOA Development Bhd................................   201,000    129,666
    Uzma Bhd...........................................    36,600     42,825
    VS Industry Bhd....................................    56,245     35,029
    Wah Seong Corp. Bhd................................   143,579     83,517
    WCT Holdings Bhd...................................   289,780    195,454
    Wing Tai Malaysia Bhd..............................    13,400      9,076
    WTK Holdings Bhd...................................   175,000     75,798
    Yinson Holdings Bhd................................    84,000     77,420
    YNH Property Bhd...................................   149,799     97,193
    YTL Corp. Bhd...................................... 2,017,864    990,581
    YTL E-Solutions Bhd................................    48,400      9,140
*   YTL Land & Development Bhd.........................    61,900     19,203
*   YTL Power International Bhd........................   589,651    272,531

                                     1136

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd..................................    58,200 $    47,975
                                                                  -----------
TOTAL MALAYSIA.........................................            37,364,829
                                                                  -----------
MEXICO -- (5.4%)
    Alfa S.A.B. de C.V. Class A........................   802,622   2,191,729
#   Alpek S.A. de C.V..................................    53,500      97,166
*   Alsea S.A.B. de C.V................................   168,140     574,373
#   America Movil S.A.B. de C.V. Series L.............. 2,398,221   2,831,787
    America Movil S.A.B. de C.V. Series L ADR..........   133,377   3,143,696
    Arca Continental S.A.B. de C.V.....................    97,666     690,459
#*  Axtel S.A.B. de C.V................................   418,560     142,475
#   Banregio Grupo Financiero S.A.B. de C.V............    70,822     401,789
*   Bio Pappel S.A.B. de C.V...........................    25,132      49,599
#   Bolsa Mexicana de Valores S.A.B. de C.V............   147,570     300,386
#*  Cemex S.A.B. de C.V................................   708,550     891,315
#*  Cemex S.A.B. de C.V. Sponsored ADR.................   339,434   4,263,294
#   Cia Minera Autlan S.A.B. de C.V. Series B..........    31,640      37,815
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     6,085     649,452
#   Compartamos S.A.B. de C.V..........................   129,600     262,435
#*  Consorcio ARA S.A.B. de C.V. Series *..............   381,848     174,460
    Controladora Comercial Mexicana S.A.B. de C.V......   180,996     665,934
#*  Corp. GEO S.A.B. de C.V. Series B..................   185,607       1,856
    Corp. Inmobiliaria Vesta S.A.B. de C.V.............    52,807     113,803
    Corp. Moctezuma S.A.B. de C.V. Series *............    87,200     298,472
#*  Desarrolladora Homex S.A.B. de C.V.................    45,100       8,644
#   El Puerto de Liverpool S.A.B. de C.V...............    37,793     420,726
*   Empresas ICA S.A.B. de C.V.........................    78,400     139,009
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    46,729     332,710
*   Financiera Independencia S.A.B. de C.V.............    21,447      12,005
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    38,039   3,571,482
*   Gruma S.A.B. de C.V. Class B.......................   117,718   1,292,049
#*  Grupo Aeromexico S.A.B. de C.V.....................    29,000      48,260
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.    75,338     296,850
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 10,080 678,586 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................    45,686     307,465
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 6,569 817,709 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    24,800     308,405
#   Grupo Bimbo S.A.B. de C.V. Series A................   281,703     863,861
    Grupo Carso S.A.B. de C.V. Series A1...............   157,253     890,585
#   Grupo Comercial Chedraui S.A. de C.V...............   111,096     360,516
#   Grupo Elektra S.A.B. de C.V........................     2,115      54,558
#*  Grupo Famsa S.A.B. de C.V. Class A.................   101,246     119,856
    Grupo Financiero Banorte S.A.B. de C.V.............   391,102   2,601,923
    Grupo Financiero Inbursa S.A.B. de C.V.............   434,077   1,326,529
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................    87,165     231,759
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................    31,784     422,091
#   Grupo Herdez S.A.B. de C.V. Series *...............    58,750     165,407
    Grupo KUO S.A.B. de C.V. Series B..................    28,600      64,707
#   Grupo Mexico S.A.B. de C.V. Series B............... 1,071,532   3,812,773
*   Grupo Pochteca S.A.B. de C.V.......................    23,090      27,858
*   Grupo Simec S.A.B. de C.V. Series B................    47,071     225,065
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........     1,721      24,937
*   Grupo Sports World S.A.B. de C.V...................    16,500      28,332

                                     1137

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MEXICO -- (Continued)
    Grupo Televisa S.A.B. Series CPO...................   208,410 $ 1,484,567
    Grupo Televisa S.A.B. Sponsored ADR................    56,995   2,028,452
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................   163,400     463,502
    Industrias Bachoco S.A.B. de C.V. ADR..............     1,465      77,850
#   Industrias Bachoco S.A.B. de C.V. Series B.........     8,451      37,473
*   Industrias CH S.A.B. de C.V. Series B..............    79,412     443,914
    Industrias Penoles S.A.B. de C.V...................    26,776     668,387
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A....   429,992   1,090,918
#*  Maxcom Telecomunicaciones S.A.B. de C.V............    38,800       8,717
    Megacable Holdings S.A.B. de C.V...................    44,389     191,860
    Mexichem S.A.B. de C.V.............................   310,977   1,242,026
#*  Minera Frisco S.A.B. de C.V........................    94,751     186,062
*   OHL Mexico S.A.B. de C.V...........................   263,671     766,680
#*  Organizacion Cultiba S.A.B. de C.V.................     6,940      12,347
#*  Organizacion Soriana S.A.B. de C.V. Class B........   245,520     799,890
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................    90,372   1,219,680
#   Qualitas Controladora S.A.B. de C.V................    18,400      49,925
#   TV Azteca S.A.B. de C.V............................   324,269     178,323
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............   102,404          31
    Wal-Mart de Mexico S.A.B. de C.V. Series V.........   692,560   1,719,875
                                                                  -----------
TOTAL MEXICO...........................................            49,907,431
                                                                  -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR.........................     1,200      10,776
    Cia de Minas Buenaventura SAA ADR..................    15,794     184,948
    Credicorp, Ltd.....................................     9,631   1,424,618
    Grana y Montero SAA Sponsored ADR..................       997      16,650
*   Rio Alto Mining, Ltd...............................     8,164      18,940
                                                                  -----------
TOTAL PERU.............................................             1,655,932
                                                                  -----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.......................   333,930     421,147
    Aboitiz Power Corp.................................   310,100     261,120
    Alliance Global Group, Inc......................... 1,018,600     611,805
    Atlas Consolidated Mining & Development............   168,700      61,863
    Ayala Corp.........................................    36,741     553,357
    Ayala Land, Inc....................................   892,160     634,865
    Bank of the Philippine Islands.....................   190,556     415,058
    BDO Unibank, Inc...................................   328,126     680,512
    Belle Corp......................................... 1,243,000     141,230
    Cebu Air, Inc......................................    70,340      92,558
    China Banking Corp.................................    93,797     119,261
    D&L Industries, Inc................................    50,200      12,538
    DMCI Holdings, Inc.................................   244,190     408,089
    EEI Corp...........................................   134,000      35,651
*   Empire East Land Holdings, Inc..................... 1,223,000      26,150
    Energy Development Corp............................ 2,932,800     411,917
    Filinvest Land, Inc................................ 5,665,000     188,661
    First Gen Corp.....................................   494,900     252,288
    First Philippine Holdings Corp.....................   110,930     183,093
    Globe Telecom, Inc.................................     9,270     369,582
    JG Summit Holdings, Inc............................   183,400     223,300

                                     1138

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
PHILIPPINES -- (Continued)
    Jollibee Foods Corp................................   123,190 $   499,406
    Lafarge Republic, Inc..............................   147,462      33,615
*   Lepanto Consolidated Mining Co..................... 1,552,000      13,813
    Lopez Holdings Corp................................   796,900      96,246
*   Macroasia Corp.....................................    79,000       4,197
    Manila Electric Co.................................    35,950     210,418
    Manila Water Co., Inc..............................   269,600     165,654
*   Megawide Construction Corp.........................    96,360      29,184
    Megaworld Corp..................................... 5,821,000     564,022
    Metropolitan Bank & Trust Co.......................   105,930     208,307
    Pepsi-Cola Products Philippines, Inc...............   622,300      67,702
*   Philex Petroleum Corp..............................    10,900       1,890
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     7,279     512,150
*   Philippine National Bank...........................   138,412     284,927
    Philippine Stock Exchange, Inc. (The)..............     5,304      33,795
    Phoenix Petroleum Philippines, Inc.................   136,240      18,475
    RFM Corp...........................................   243,000      31,200
    Rizal Commercial Banking Corp......................   124,634     159,821
    Robinsons Land Corp................................   621,300     322,088
    San Miguel Corp....................................   137,730     249,694
    Security Bank Corp.................................    84,816     233,259
    Semirara Mining Corp...............................    30,510     246,165
    SM Investments Corp................................    35,960     654,734
    SM Prime Holdings, Inc............................. 1,412,112     494,712
*   Top Frontier Investment Holdings, Inc..............    10,142      35,555
    Trans-Asia Oil & Energy Development Corp...........   388,000      21,835
    Union Bank of the Philippines......................    59,480     161,029
    Universal Robina Corp..............................   154,980     574,119
    Vista Land & Lifescapes, Inc....................... 1,650,400     222,277
                                                                  -----------
TOTAL PHILIPPINES......................................            12,254,334
                                                                  -----------
POLAND -- (2.1%)
    Action SA..........................................     1,636      22,475
*   Agora SA...........................................    10,877      27,860
*   Alchemia SA........................................    11,709      18,941
#*  Alior Bank SA......................................     6,951     171,435
    Amica Wronki SA....................................       597      17,621
*   AmRest Holdings SE.................................     2,322      53,468
    Apator SA..........................................     3,816      42,520
    Asseco Poland SA...................................    31,166     414,585
    Bank Handlowy w Warszawie SA.......................    12,500     434,686
    Bank Millennium SA.................................   153,678     368,558
    Bank Pekao SA......................................    28,109   1,489,630
#   Bank Zachodni WBK SA...............................     3,258     369,339
*   Boryszew SA........................................    79,642     137,507
    Budimex SA.........................................     3,286     116,665
    CCC SA.............................................     5,319     186,681
*   CD Projekt SA......................................    22,187     108,711
    Ciech SA...........................................    17,408     200,811
    Cyfrowy Polsat SA..................................    31,533     235,914
#*  Echo Investment SA.................................    43,544      87,496
    Eko Export SA......................................     5,058      52,607
    Elektrobudowa SA...................................        39         950

                                     1139

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
POLAND -- (Continued)
    Emperia Holding SA.................................   3,083 $   59,105
#   Enea SA............................................  27,747    134,756
    Eurocash SA........................................  23,331    288,137
    Fabryki Mebli Forte SA.............................   4,417     60,786
    Famur SA...........................................  20,638     23,971
    Firma Oponiarska Debica SA.........................   1,289     38,004
*   Getin Holding SA................................... 119,831    105,896
*   Getin Noble Bank SA................................ 418,014    368,443
*   Global City Holdings NV............................     439      4,929
    Grupa Azoty SA.....................................   8,770    204,657
    Grupa Azoty Zaklady Chemiczne Police SA............   3,091     22,180
    Grupa Kety SA......................................   2,329    164,104
*   Grupa Lotos SA.....................................  27,108    314,461
*   Hawe SA............................................  30,550     29,027
*   Impexmetal SA......................................  60,302     42,146
    ING Bank Slaski SA.................................   8,829    370,612
*   Integer.pl SA......................................     653     41,930
    Inter Cars SA......................................     702     37,550
*   Jastrzebska Spolka Weglowa SA......................   8,242    109,356
*   Kernel Holding SA..................................  13,805    127,226
*   KGHM Polska Miedz SA...............................  41,997  1,722,997
    Kopex SA...........................................   6,846     23,117
*   KRUK SA............................................     736     20,408
*   LC Corp. SA........................................  15,461      8,655
    LPP SA.............................................     149    371,727
    Lubelski Wegiel Bogdanka SA........................  12,109    443,901
#   mBank..............................................   4,215    632,229
*   Midas SA...........................................  61,466     10,209
#   Netia SA........................................... 101,174    182,243
    Neuca SA...........................................     889     63,785
    Orange Polska SA................................... 194,910    643,648
    Orbis SA...........................................   5,719     76,690
    Pelion SA..........................................   2,616     60,001
    PGE SA............................................. 273,129  1,817,127
*   Polimex-Mostostal SA...............................  92,257      2,645
*   Polnord SA.........................................   9,480     24,170
*   Polski Koncern Miesny Duda SA......................   7,548     15,887
#   Polski Koncern Naftowy Orlen SA....................  98,299  1,160,654
    Polskie Gornictwo Naftowe i Gazownictwo SA......... 285,999    442,746
    Powszechna Kasa Oszczednosci Bank Polski SA........ 215,369  2,449,215
    Powszechny Zaklad Ubezpieczen SA...................   8,368  1,176,535
*   PZ Cormay SA.......................................   4,936      7,671
*   Rafako SA..........................................  13,729     16,070
*   Rovese SA..........................................  47,343     18,176
    Stalprodukt SA.....................................     290     19,556
    Synthos SA......................................... 163,686    235,557
*   Tauron Polska Energia SA........................... 292,099    474,182
*   Trakcja SA.........................................  70,507     22,917
*   TVN SA.............................................  47,657    216,803
*   Vistula Group SA...................................  18,440     10,247
    Warsaw Stock Exchange..............................   7,026     80,341

                                     1140

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
POLAND -- (Continued)
    Wawel SA...........................................     202 $    61,500
                                                                -----------
TOTAL POLAND...........................................          19,617,345
                                                                -----------
RUSSIA -- (2.1%)
    Etalon Group, Ltd. GDR.............................  32,436     134,845
    Eurasia Drilling Co., Ltd. GDR.....................  24,216     734,217
    Gazprom OAO Sponsored ADR.......................... 863,297   6,299,211
    Globaltrans Investment P.L.C. GDR..................  10,944     107,573
    Lukoil OAO Sponsored ADR...........................  40,254   2,244,209
*   Magnitogorsk Iron & Steel Works OJSC GDR...........  30,447      74,689
*   Mail.ru Group, Ltd. GDR............................   4,080     121,715
*   Mechel Sponsored ADR...............................  61,176     115,623
    MMC Norilsk Nickel OJSC ADR........................  33,484     654,819
    Novolipetsk Steel OJSC GDR.........................  19,845     263,820
    Novorossiysk Commercial Sea Port PJSC GDR..........  11,548      45,415
    O'Key Group SA GDR.................................   6,334      59,568
    Phosagro OAO GDR...................................   6,301      79,022
*   PIK Group GDR......................................  32,068      67,739
    Rosneft OAO GDR.................................... 149,390     921,770
    Rostelecom OJSC Sponsored ADR......................  11,118     165,019
    RusHydro JSC ADR................................... 273,627     462,930
    Sberbank of Russia Sponsored ADR................... 249,157   2,066,953
    Severstal OAO GDR..................................  41,638     399,943
    Tatneft OAO Sponsored ADR..........................  49,122   1,745,982
    TMK OAO GDR........................................   5,575      50,055
    Uralkali OJSC GDR..................................  44,033     840,811
    VimpelCom, Ltd. Sponsored ADR......................  72,300     602,982
    VTB Bank OJSC GDR.................................. 343,595     750,321
*   X5 Retail Group NV GDR.............................  20,699     397,277
                                                                -----------
TOTAL RUSSIA...........................................          19,406,508
                                                                -----------
SOUTH AFRICA -- (6.9%)
    Adcorp Holdings, Ltd...............................  32,653     102,002
    Advtech, Ltd....................................... 120,102      86,108
    Aeci, Ltd..........................................  53,738     612,557
#   African Bank Investments, Ltd...................... 282,387     161,986
    African Oxygen, Ltd................................  36,963      64,276
    African Rainbow Minerals, Ltd......................  41,997     778,937
    Allied Electronics Corp., Ltd......................   1,837       4,521
#*  Anglo American Platinum, Ltd.......................  20,422     896,551
*   AngloGold Ashanti, Ltd. Sponsored ADR.............. 130,784   2,248,177
*   ArcelorMittal South Africa, Ltd....................  66,756     236,456
    Assore, Ltd........................................   7,223     239,280
    Astral Foods, Ltd..................................  14,024     187,972
#*  Aveng, Ltd......................................... 191,685     434,959
    AVI, Ltd........................................... 143,606     812,371
#   Barclays Africa Group, Ltd.........................  84,587   1,316,109
    Barloworld, Ltd....................................  92,870     880,735
    Bidvest Group, Ltd.................................  95,803   2,577,232
    Blue Label Telecoms, Ltd........................... 103,795      77,841
*   Brait SE...........................................   1,419       9,885
    Business Connexion Group, Ltd......................  65,032      38,538

                                     1141

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH AFRICA -- (Continued)
#   Capitec Bank Holdings, Ltd.........................  13,773 $  312,188
#   Cashbuild, Ltd.....................................   7,956    101,251
    Caxton and CTP Publishers and Printers, Ltd........  26,485     39,059
    City Lodge Hotels, Ltd.............................  13,047    142,137
    Clicks Group, Ltd..................................  92,800    568,838
    Clover Industries, Ltd.............................  29,746     48,160
*   Consolidated Infrastructure Group, Ltd.............     920      2,554
    Coronation Fund Managers, Ltd......................  66,524    607,072
    DataTec, Ltd.......................................  87,311    455,860
    Discovery, Ltd.....................................  95,939    838,916
    Distribution and Warehousing Network, Ltd..........  43,764     43,248
    DRDGOLD, Ltd....................................... 125,402     35,513
#   DRDGOLD, Ltd. Sponsored ADR........................   1,600      4,576
    EOH Holdings, Ltd..................................  39,266    344,783
    Eqstra Holdings, Ltd...............................  87,411     56,392
*   Evraz Highveld Steel and Vanadium, Ltd.............   5,882      3,710
    Exxaro Resources, Ltd..............................  36,278    491,517
    Famous Brands, Ltd.................................  20,101    185,852
    FirstRand, Ltd..................................... 564,018  2,267,591
#   Foschini Group, Ltd. (The).........................  77,039    842,673
    Gold Fields, Ltd...................................   8,786     34,634
    Gold Fields, Ltd. Sponsored ADR.................... 261,495  1,030,290
    Grindrod, Ltd...................................... 177,902    433,082
    Group Five, Ltd....................................  52,902    197,130
    Growthpoint Properties, Ltd........................  53,527    123,877
*   Harmony Gold Mining Co., Ltd.......................  50,878    156,597
*   Harmony Gold Mining Co., Ltd. Sponsored ADR........ 109,090    330,543
    Holdsport, Ltd.....................................   6,165     24,516
    Howden Africa Holdings, Ltd........................   2,261      9,725
    Hudaco Industries, Ltd.............................  14,315    121,069
*   Hulamin, Ltd.......................................  41,925     31,351
    Iliad Africa, Ltd..................................  37,928     25,901
    Illovo Sugar, Ltd..................................  84,521    236,278
    Impala Platinum Holdings, Ltd...................... 111,123  1,101,173
    Imperial Holdings, Ltd.............................  69,633  1,282,402
    Investec, Ltd......................................  82,900    713,524
    Invicta Holdings, Ltd..............................   3,090     31,634
#   JD Group, Ltd......................................  55,385    128,709
    JSE, Ltd...........................................  30,153    279,381
#   Kumba Iron Ore, Ltd................................  19,426    679,288
#   Lewis Group, Ltd...................................  42,684    252,812
    Liberty Holdings, Ltd..............................  37,887    457,078
    Massmart Holdings, Ltd.............................  28,719    375,276
*   Merafe Resources, Ltd.............................. 213,666     27,535
    Metair Investments, Ltd............................  47,032    162,519
    MMI Holdings, Ltd.................................. 395,747    956,092
    Mondi, Ltd.........................................  36,002    633,140
    Mpact, Ltd.........................................  45,066    126,305
    Mr Price Group, Ltd................................  68,465  1,293,061
*   Murray & Roberts Holdings, Ltd..................... 161,265    375,286
    Nampak, Ltd........................................ 240,962    915,151
    Naspers, Ltd. Class N..............................  23,904  2,939,643
    Nedbank Group, Ltd.................................  63,516  1,383,325

                                     1142

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH AFRICA -- (Continued)
*   Northam Platinum, Ltd.............................. 107,946 $   441,570
    Oceana Group, Ltd..................................  15,357     118,304
    Omnia Holdings, Ltd................................  21,760     470,794
    Peregrine Holdings, Ltd............................  49,753     107,730
    Petmin, Ltd........................................  40,487       8,142
#   Pick n Pay Stores, Ltd.............................  93,148     507,404
    Pinnacle Holdings, Ltd.............................  49,617      62,257
    Pioneer Foods, Ltd.................................  31,128     340,550
    PPC, Ltd........................................... 165,347     495,421
    PSG Group, Ltd.....................................  45,699     420,337
    Raubex Group, Ltd..................................  28,140      60,518
*   RCL Foods, Ltd.....................................  19,226      29,470
    Reunert, Ltd.......................................  67,416     403,986
*   Royal Bafokeng Platinum, Ltd.......................   6,667      45,320
    Sanlam, Ltd........................................ 489,472   2,776,334
    Santam, Ltd........................................   7,665     142,817
*   Sappi, Ltd.........................................  88,904     336,052
*   Sappi, Ltd. Sponsored ADR.......................... 140,883     525,494
    Sasol, Ltd.........................................  12,915     744,980
    Sasol, Ltd. Sponsored ADR.......................... 113,865   6,587,090
    Shoprite Holdings, Ltd.............................  76,912   1,160,580
    Sibanye Gold, Ltd..................................  55,776     132,296
    Sibanye Gold, Ltd. Sponsored ADR...................  48,977     467,241
    Spar Group, Ltd. (The).............................  58,068     670,182
    Spur Corp., Ltd....................................  25,438      74,151
    Standard Bank Group, Ltd........................... 197,548   2,657,902
    Steinhoff International Holdings, Ltd.............. 477,716   2,386,391
*   Super Group, Ltd................................... 151,155     423,406
*   Telkom SA SOC, Ltd................................. 114,958     530,734
    Tiger Brands, Ltd..................................  32,915     946,322
    Times Media Group, Ltd.............................   8,973      18,009
    Tongaat Hulett, Ltd................................  34,434     490,336
    Trencor, Ltd.......................................  48,168     341,072
    Truworths International, Ltd....................... 132,900     930,519
#   Vodacom Group, Ltd.................................  54,394     635,764
    Wilson Bayly Holmes-Ovcon, Ltd.....................  24,429     291,476
    Woolworths Holdings, Ltd........................... 185,792   1,434,671
    Zeder Investments, Ltd............................. 183,167      99,512
                                                                -----------
TOTAL SOUTH AFRICA.....................................          64,341,844
                                                                -----------
SOUTH KOREA -- (14.0%)
    Able C&C Co., Ltd..................................   1,590      40,176
#*  Actoz Soft Co., Ltd................................   1,239      31,742
#*  Advanced Process Systems Corp......................   3,786      27,164
    Aekyung Petrochemical Co., Ltd.....................     278      17,885
#   AfreecaTV Co., Ltd.................................   5,664     151,664
#   Agabang&Company....................................   8,058      41,145
#   Ahnlab, Inc........................................     934      35,317
#*  AJ Rent A Car Co., Ltd.............................   5,640      74,903
#   AK Holdings, Inc...................................     494      28,964
#*  Aminologics Co., Ltd...............................  21,772      30,176
    Amorepacific Corp..................................     330     566,360
    AMOREPACIFIC Group.................................     679     582,885

                                     1143

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Amotech Co., Ltd...................................  3,455 $   23,857
    Anapass, Inc.......................................  4,285     43,462
    Asia Cement Co., Ltd...............................    501     53,213
    ASIA Holdings Co., Ltd.............................    219     29,302
    Asia Paper Manufacturing Co., Ltd..................  3,151     71,130
*   Asiana Airlines, Inc............................... 33,400    151,608
    AtlasBX Co., Ltd...................................  3,493    139,715
*   AUK Corp...........................................  5,660     11,027
    Autech Corp........................................  6,077     42,949
*   Avaco Co., Ltd.....................................  7,631     33,592
#   Baiksan Co., Ltd...................................  4,640     25,384
    Basic House Co., Ltd. (The)........................  4,018     83,526
*   BH Co., Ltd........................................  4,076     26,417
#   BHI Co., Ltd.......................................  1,809     24,593
    Binggrae Co., Ltd..................................  1,211     93,806
    Bioland, Ltd.......................................  2,817     45,657
    Bluecom Co., Ltd...................................  3,649     54,548
    BS Financial Group, Inc............................ 66,843  1,067,528
    Byucksan Corp...................................... 12,209     52,082
#   CammSys Corp....................................... 24,019     51,630
#*  Capro Corp......................................... 10,760     45,795
*   Cheil Worldwide, Inc............................... 20,778    434,743
    Chemtronics Co., Ltd...............................  4,744     46,345
*   China Great Star International, Ltd................ 22,433     73,494
#*  China Ocean Resources Co., Ltd..................... 49,842     57,654
    Chokwang Paint, Ltd................................  2,052     20,723
    Chosun Refractories Co., Ltd.......................     53      5,943
    CJ CGV Co., Ltd....................................  4,553    202,447
    CJ CheilJedang Corp................................  2,627    845,438
*   CJ E&M Corp........................................  6,693    251,797
#*  CJ Korea Express Co., Ltd..........................  1,736    227,462
    CJ O Shopping Co., Ltd.............................    748    286,156
    Cosmax BTI, Inc....................................    662     27,670
*   Cosmax, Inc........................................  1,298    118,210
*   Cosmochemical Co., Ltd.............................  2,170     13,432
    Coway Co., Ltd.....................................  9,988    860,949
    Credu Corp.........................................    719     51,599
    Crown Confectionery Co., Ltd.......................    339     74,909
    Dae Dong Industrial Co., Ltd.......................  2,845     29,387
    Dae Han Flour Mills Co., Ltd.......................    482     89,424
    Dae Won Kang Up Co., Ltd...........................  6,670     45,285
#*  Dae Young Packaging Co., Ltd....................... 57,950     40,018
    Dae-Il Corp........................................  4,150     27,066
*   Daea TI Co., Ltd................................... 18,837     28,424
*   Daechang Co., Ltd.................................. 19,890     20,704
    Daeduck Electronics Co.............................  9,060     72,108
    Daeduck GDS Co., Ltd............................... 10,025    123,204
    Daegu Department Store.............................  3,040     49,438
    Daehan Steel Co., Ltd..............................  5,070     29,068
*   Daekyung Machinery & Engineering Co., Ltd.......... 11,720     21,215
    Daelim Industrial Co., Ltd.........................  8,708    779,123
    Daesang Corp.......................................  5,839    289,619
    Daesang Holdings Co., Ltd..........................  3,635     69,987

                                     1144

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    Daewon San Up Co., Ltd.............................  3,198 $ 39,852
*   Daewoo Engineering & Construction Co., Ltd......... 32,550  313,099
*   Daewoo Securities Co., Ltd......................... 54,045  542,878
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 27,766  658,898
    Daishin Securities Co., Ltd........................ 20,263  208,456
    Daou Technology, Inc............................... 13,131  141,258
*   Dasan Networks, Inc................................  3,142   25,182
    Daum Communications Corp...........................  2,449  312,952
    Dawonsys Co., Ltd..................................  4,253   44,725
#   Dayou Automotive Seat Technology Co., Ltd.......... 27,800   43,003
    DGB Financial Group, Inc........................... 60,569  983,253
#*  Digitech Systems Co., Ltd..........................  3,126    4,836
*   DIO Corp...........................................  4,669   35,381
*   Dong Yang Gang Chul Co., Ltd.......................  5,950   17,375
    Dong-Ah Geological Engineering Co., Ltd............  1,200    9,956
    Dong-Il Corp.......................................     87    6,865
    Dongaone Co., Ltd..................................  8,260   24,452
#*  Dongbu HiTek Co., Ltd..............................  7,420   28,699
    Dongbu Insurance Co., Ltd.......................... 14,999  849,219
*   Dongbu Securities Co., Ltd......................... 13,140   66,369
#*  Dongbu Steel Co., Ltd.............................. 25,473   44,557
    Dongjin Semichem Co., Ltd..........................  7,060   25,403
*   Dongkook Industrial Co., Ltd....................... 12,380   41,559
    Dongkuk Industries Co., Ltd........................ 12,588   51,925
    Dongkuk Steel Mill Co., Ltd........................ 27,647  211,360
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........  5,059   18,880
    Dongsung Holdings Co., Ltd.........................  3,940   24,068
    Dongwon F&B Co., Ltd...............................    484   97,692
    Dongwon Industries Co., Ltd........................    414  132,561
    Dongyang E&P, Inc..................................  1,531   21,087
    Dongyang Mechatronics Corp......................... 12,429  114,073
    Doosan Corp........................................  3,065  366,219
#*  Doosan Engine Co., Ltd............................. 10,905   87,179
#*  Doosan Engineering & Construction Co., Ltd.........  1,599   21,521
    Doosan Heavy Industries & Construction Co., Ltd.... 20,976  610,893
*   Doosan Infracore Co., Ltd.......................... 44,647  561,215
#*  Dragonfly GF Co., Ltd..............................  2,130   15,030
#*  Duksan Hi-Metal Co., Ltd...........................  2,788   44,993
    DuzonBIzon Co., Ltd................................  7,756   70,840
*   e Tec E&C, Ltd.....................................    262   17,444
    e-LITECOM Co., Ltd.................................  2,965   43,989
    E-Mart Co., Ltd....................................  4,094  919,290
    E1 Corp............................................    874   61,034
    Eagon Industries Co., Ltd..........................  3,370   39,709
    Easy Bio, Inc...................................... 12,774   87,968
*   Ecopro Co., Ltd....................................  3,593   28,319
#*  ELK Corp...........................................  9,669   27,992
#*  EMKOREA Co., Ltd...................................  5,967   29,696
    ENF Technology Co., Ltd............................  2,690   24,087
    Eo Technics Co., Ltd...............................  1,794  120,317
    Eugene Corp........................................ 27,797   99,002
#*  Eugene Investment & Securities Co., Ltd............ 14,260   33,985
    Eugene Technology Co., Ltd.........................  3,437   51,748

                                     1145

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Fila Korea, Ltd....................................  2,496 $  219,370
#*  Finetex EnE, Inc...................................  7,780     15,163
#*  Flexcom, Inc.......................................  4,293     21,518
#*  Foosung Co., Ltd...................................  8,920     28,105
    Fursys, Inc........................................  1,797     57,749
*   Gamevil, Inc.......................................  1,073    108,103
    Gaon Cable Co., Ltd................................    930     25,024
#*  GemVax & Kael Co., Ltd.............................  3,491     73,429
*   Genic Co., Ltd.....................................  1,895     31,916
    GIIR, Inc..........................................  2,100     16,403
    Global & Yuasa Battery Co., Ltd....................  2,645    123,864
    Global Display Co., Ltd............................  2,383     16,065
*   GNCO Co., Ltd...................................... 10,287     11,979
    Golfzon Co., Ltd...................................  7,538    144,985
#*  GS Engineering & Construction Corp................. 19,531    738,154
    GS Global Corp.....................................  7,260     65,643
    GS Holdings........................................ 15,813    719,215
    GS Home Shopping, Inc..............................    485    131,010
    GS retail Co., Ltd................................. 10,365    219,569
    Gwangju Shinsegae Co., Ltd.........................    188     45,415
*   Halla Corp.........................................  7,595     58,441
#   Halla Visteon Climate Control Corp.................  9,519    469,404
    Han Kuk Carbon Co., Ltd............................  9,150     64,683
    Hana Financial Group, Inc.......................... 77,845  3,135,022
*   Hana Micron, Inc...................................  8,673     69,183
    Hana Tour Service, Inc.............................  2,900    184,025
    Handsome Co., Ltd..................................  7,152    190,540
    Hanil Cement Co., Ltd..............................  1,489    190,599
    Hanil E-Wha Co., Ltd...............................  5,980    123,050
*   Hanjin Heavy Industries & Construction Co., Ltd.... 18,065    124,518
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  6,254     66,356
*   Hanjin Kal Corp....................................  4,420    111,101
*   Hanjin Shipping Co., Ltd...........................      1          5
*   Hanjin Shipping Holdings Co., Ltd..................    956     10,983
    Hanjin Transportation Co., Ltd.....................  3,258    101,829
    Hankook Shell Oil Co., Ltd.........................    264    130,946
    Hankook Tire Co., Ltd.............................. 12,180    666,684
*   Hankuk Glass Industries, Inc.......................  1,820     38,104
    Hankuk Paper Manufacturing Co., Ltd................    770     23,299
    Hanmi Semiconductor Co., Ltd.......................  7,550    107,442
    Hansae Co., Ltd....................................  6,368    166,600
    Hansae Yes24 Holdings Co., Ltd.....................  6,460     56,307
#   Hansol Chemical Co., Ltd...........................  2,570     72,019
#*  Hansol HomeDeco Co., Ltd........................... 40,610     82,898
    Hansol Logistics Co., Ltd.......................... 18,940     44,163
    Hansol Paper Co.................................... 20,003    232,040
#*  Hansol Technics Co., Ltd...........................  3,821     71,283
#   Hanssem Co., Ltd...................................  2,793    253,629
    Hanwha Chemical Corp............................... 33,157    577,273
    Hanwha Corp........................................ 19,495    552,553
*   Hanwha General Insurance Co., Ltd..................  8,767     50,829
*   Hanwha Investment & Securities Co., Ltd............ 21,144     92,645
    Hanwha Life Insurance Co., Ltd..................... 88,406    586,812

                                     1146

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Hanyang Eng Co., Ltd...............................  5,602 $   37,182
    Hanyang Securities Co., Ltd........................  1,030      7,566
*   Harim Holdings Co., Ltd............................ 15,645     88,167
    Heung-A Shipping Co., Ltd.......................... 25,938     31,595
*   HMC Investment Securities Co., Ltd.................  7,873    100,589
    Hotel Shilla Co., Ltd..............................  5,843    622,600
    HS R&A Co., Ltd....................................    997     31,170
    Huchems Fine Chemical Corp.........................  7,590    190,718
    Humax Co., Ltd.....................................  5,231     55,231
    Husteel Co., Ltd...................................  1,240     22,373
    Huvis Corp.........................................  4,180     44,852
    Huvitz Co., Ltd....................................    738      9,348
    Hwa Shin Co., Ltd.................................. 11,649    130,085
    HwaSung Industrial Co., Ltd........................  2,303     32,000
    Hy-Lok Corp........................................  3,008     98,720
    Hyosung Corp.......................................  8,777    637,491
*   Hyundai BNG Steel Co., Ltd.........................  2,940     60,527
    Hyundai Corp.......................................  3,483    122,323
    Hyundai Department Store Co., Ltd..................  4,627    659,004
    Hyundai Development Co............................. 20,312    754,065
*   Hyundai Elevator Co., Ltd..........................  2,827    103,958
    Hyundai Engineering & Construction Co., Ltd........ 13,956    850,756
    Hyundai Engineering Plastics Co., Ltd..............  3,250     23,959
    Hyundai Glovis Co., Ltd............................  1,811    462,160
    Hyundai Greenfood Co., Ltd......................... 14,190    228,641
    Hyundai Heavy Industries Co., Ltd..................  4,702    677,842
    Hyundai Home Shopping Network Corp.................  1,182    190,164
    Hyundai Hy Communications & Networks Co., Ltd...... 12,240     55,522
    Hyundai Hysco Co., Ltd.............................  2,915    233,329
    Hyundai Livart Co., Ltd............................  4,340    135,664
    Hyundai Marine & Fire Insurance Co., Ltd........... 19,525    577,342
#*  Hyundai Merchant Marine Co., Ltd...................  8,126     81,278
    Hyundai Mobis......................................  6,286  1,877,781
*   Hyundai Securities Co., Ltd........................ 51,185    393,209
    Hyundai Steel Co................................... 12,304    937,367
    Hyundai Wia Corp...................................  3,597    653,422
*   Hyunjin Materials Co., Ltd.........................  3,137     14,253
    HyVision System, Inc...............................  3,582     26,883
*   ICD Co., Ltd.......................................  2,226     14,270
    Iljin Electric Co., Ltd............................  5,910     44,241
    Iljin Holdings Co., Ltd............................  4,660     27,609
#*  Iljin Materials Co., Ltd...........................  5,710     57,268
    Ilshin Spinning Co., Ltd...........................    409     52,570
#*  IM Co., Ltd........................................  5,419     18,889
    iMarketKorea, Inc..................................  4,690    144,380
    Industrial Bank of Korea........................... 39,003    578,288
#*  Infinitt Healthcare Co., Ltd.......................  5,114     32,700
#*  Infopia Co., Ltd...................................  2,026     25,610
#*  Infraware, Inc.....................................  5,651     33,101
#*  InkTec Co., Ltd....................................  2,097     26,996
    Innochips Technology, Inc..........................  2,027     24,608
*   InnoWireless, Inc..................................  1,034     11,925
*   Innox Corp.........................................  2,074     35,171

                                     1147

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Insun ENT Co., Ltd................................. 10,668 $   34,284
    Intelligent Digital Integrated Securities Co., Ltd.  2,551     38,442
#*  Interflex Co., Ltd.................................  2,561     26,364
    Interpark Corp..................................... 10,479    113,322
    INTOPS Co., Ltd....................................  1,868     33,241
    Inzi Controls Co., Ltd.............................  2,210     11,467
    INZI Display Co., Ltd..............................  5,255      9,517
#*  IS Dongseo Co., Ltd................................  4,318    130,106
    ISU Chemical Co., Ltd..............................  5,540     71,592
#   IsuPetasys Co., Ltd................................ 15,340     70,839
    Jahwa Electronics Co., Ltd.........................  8,378    117,035
#   JB Financial Group Co., Ltd........................ 28,855    203,934
*   Jcontentree Corp................................... 10,225     35,606
    Jinsung T.E.C......................................  1,807      9,753
*   Joymax Co., Ltd....................................  1,748     41,697
*   Jusung Engineering Co., Ltd........................  9,399     33,611
*   JVM Co., Ltd.......................................  1,013     57,105
    KB Capital Co., Ltd................................  3,307     67,625
    KB Financial Group, Inc............................  4,970    194,150
    KB Financial Group, Inc. ADR....................... 48,292  1,889,183
    KC Cottrell Co., Ltd...............................  2,610     16,294
#   KC Green Holdings Co., Ltd.........................  5,270     32,841
    KC Tech Co., Ltd................................... 11,768     64,111
#   KCP Co., Ltd.......................................  4,411     35,648
*   KEC Corp...........................................  5,232      4,506
#   KEPCO Engineering & Construction Co., Inc..........  2,109    116,964
    KEPCO Plant Service & Engineering Co., Ltd.........  2,746    197,565
    Keyang Electric Machinery Co., Ltd.................  8,060     37,764
    KG Chemical Corp...................................  2,680     36,012
#   Kginicis Co., Ltd..................................  5,797     61,710
    KGMobilians Co., Ltd...............................  4,423     51,466
#   KH Vatec Co., Ltd..................................  5,865    110,444
    KISCO Corp.........................................  1,168     33,182
    KISCO Holdings Co., Ltd............................     41      1,808
    KISWIRE, Ltd.......................................  2,396    100,128
    KIWOOM Securities Co., Ltd.........................  4,124    198,605
*   KJB Financial Group Co., Ltd.......................  5,787     68,688
*   KMH Co., Ltd.......................................  2,326     19,236
#*  KMW Co., Ltd.......................................  4,421     65,724
*   KNB Financial Group Co., Ltd.......................  8,844    119,170
#   Koentec Co., Ltd................................... 13,257     30,179
    Koh Young Technology, Inc..........................  3,627     92,067
    Kolao Holdings.....................................  5,539    114,939
    Kolon Corp.........................................  3,520    106,477
#*  Kolon Global Corp..................................  3,016     29,561
    Kolon Industries, Inc..............................  8,020    529,103
#   KONA I Co., Ltd....................................  2,745     92,835
    Kook Je Electric Korea Co., Ltd....................  1,049     22,482
    Korea Circuit Co., Ltd.............................  7,389     58,686
    Korea District Heating Corp........................    940     68,664
    Korea Electric Power Corp.......................... 15,780    651,180
    Korea Electric Power Corp. Sponsored ADR........... 29,869    605,445
    Korea Electric Terminal Co., Ltd...................  1,920     83,054

                                     1148

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
    Korea Flange Co., Ltd..............................   1,307 $   29,915
*   Korea Gas Corp.....................................   7,951    473,199
*   Korea Info & Comm..................................   3,785     21,474
    Korea Investment Holdings Co., Ltd.................  14,980    670,097
    Korea Kolmar Co., Ltd..............................   2,301    109,011
    Korea Kolmar Holdings Co., Ltd.....................   1,107     27,733
    Korea Petrochemical Ind Co., Ltd...................   1,671    106,250
    Korea Zinc Co., Ltd................................   1,335    534,542
*   Korean Air Lines Co., Ltd..........................  11,894    412,132
    Korean Reinsurance Co..............................  42,567    465,726
#   Kortek Corp........................................   2,014     23,139
    KPF................................................   2,698     10,450
    KPX Chemical Co., Ltd..............................     618     35,397
    KT Corp............................................   2,060     66,449
    KT Corp. Sponsored ADR.............................  24,089    386,869
    KT Skylife Co., Ltd................................   7,382    160,561
*   KTB Investment & Securities Co., Ltd...............  13,480     33,812
    Kukdo Chemical Co., Ltd............................   1,317     68,664
    Kumho Electric Co., Ltd............................   1,900     38,374
#*  Kumho Industrial Co., Ltd..........................   1,984     21,291
*   Kumho Investment Bank.............................. 182,998     81,628
    Kumho Petro chemical Co., Ltd......................   1,827    159,262
*   Kumho Tire Co., Inc................................  33,903    372,138
    Kumkang Kind Co., Ltd..............................     703     42,617
    Kunsul Chemical Industrial Co., Ltd................   1,304     58,552
#*  Kwang Myung Electric Engineering Co., Ltd..........  10,100     22,710
*   Kyeryong Construction Industrial Co., Ltd..........   1,581     24,827
*   Kyobo Securities Co., Ltd,.........................  11,174    113,689
#   Kyung Dong Navien Co., Ltd.........................   1,630     45,005
    Kyung-In Synthetic Corp............................   3,940     26,847
#   Kyungbang, Ltd.....................................     283     34,027
    Kyungchang Industrial Co., Ltd.....................   7,192     90,033
    KyungDong City Gas Co., Ltd........................     712     84,402
#*  LB Semicon, Inc....................................  16,693     30,858
    LEENO Industrial, Inc..............................   3,057    106,052
    LF Corp............................................   8,732    244,363
    LG Chem, Ltd.......................................   7,660  2,143,580
*   LG Display Co., Ltd................................  24,793    813,897
*   LG Display Co., Ltd. ADR........................... 113,527  1,844,814
#   LG Hausys, Ltd.....................................   2,142    392,182
    LG Household & Health Care, Ltd....................   1,851    859,630
#*  LG Innotek Co., Ltd................................   3,681    445,733
    LG International Corp..............................  13,208    381,008
    LG Uplus Corp......................................  77,150    709,540
    LIG Insurance Co., Ltd.............................  19,044    542,645
    LMS Co., Ltd.......................................   3,047     53,140
    Lock & Lock Co., Ltd...............................   6,250     76,249
#*  Logistics Energy Korea Co., Ltd....................  15,590     25,159
    Lotte Chemical Corp................................   4,042    681,469
    Lotte Confectionery Co., Ltd.......................     227    462,361
    Lotte Food Co., Ltd................................     203    146,511
#   LOTTE Himart Co., Ltd..............................   2,444    162,172
*   Lotte Non-Life Insurance Co., Ltd..................   9,821     31,897

                                     1149

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
#   Lotte Shopping Co., Ltd............................  2,800 $  863,367
    LS Corp............................................  5,523    389,085
#*  Lumens Co., Ltd.................................... 15,352    121,859
    Macquarie Korea Infrastructure Fund................ 90,272    579,362
*   Macrogen, Inc......................................  1,740     79,033
#   Maeil Dairy Industry Co., Ltd......................  2,492     90,328
    Mando Corp.........................................  4,314    525,584
*   Medifron DBT Co., Ltd..............................  5,097     14,166
    MegaStudy Co., Ltd.................................  1,890    110,347
*   Melfas, Inc........................................  4,370     23,449
#   Meritz Financial Group, Inc........................ 10,003     76,933
    Meritz Fire & Marine Insurance Co., Ltd............ 27,212    353,087
    Meritz Securities Co., Ltd......................... 56,485    159,920
#   Mirae Asset Securities Co., Ltd.................... 11,652    525,695
    Miwon Specialty Chemical Co., Ltd..................     84     23,565
    MK Electron Co., Ltd............................... 10,070     51,688
*   MNTech Co., Ltd....................................  4,699     20,621
    Modetour Network, Inc..............................  2,902     69,335
    Moorim P&P Co., Ltd................................ 17,550     71,279
    Motonic Corp.......................................  2,770     40,290
    Namhae Chemical Corp...............................  6,407     56,178
    Naver Corp.........................................  4,103  2,929,731
    NCSoft Corp........................................  3,981    596,176
*   Neowiz Games Corp..................................  6,687    117,676
*   NEPES Corp.........................................  8,540     53,596
    Nexen Corp.........................................  1,489    126,638
#   Nexen Tire Corp.................................... 10,790    173,626
#*  Nexolon Co., Ltd................................... 33,430     22,860
*   Nexon GT Co., Ltd..................................  5,925     45,515
    NH Investment & Securities Co., Ltd................  6,661     49,139
#*  NHN Entertainment Corp.............................  1,154     79,172
    NICE Holdings Co., Ltd.............................  4,040     50,771
    NICE Information Service Co., Ltd..................  7,096     23,327
#*  NK Co., Ltd........................................  2,980      9,502
    Nong Shim Holdings Co., Ltd........................    655     74,995
    NongShim Co., Ltd..................................    950    240,828
    Noroo Holdings Co., Ltd............................    531     11,275
#*  OCI Co., Ltd.......................................  3,549    557,552
    OCI Materials Co., Ltd.............................  4,511    204,653
#*  OPTRON-TEC, Inc....................................  5,461     23,797
#   Orion Corp.........................................    807    735,429
*   Osstem Implant Co., Ltd............................  3,092    102,398
    Ottogi Corp........................................    388    200,629
*   Paik Kwang Industrial Co., Ltd.....................  2,509      7,514
#*  Pan Ocean Co., Ltd.................................  1,878      7,177
#   Pan-Pacific Co., Ltd...............................  5,510     33,226
    Partron Co., Ltd................................... 18,010    176,508
    Poongsan Corp...................................... 10,081    291,295
    Poongsan Holdings Corp.............................  1,271     49,721
    Posco M-Tech Co., Ltd.............................. 10,089     39,235
#*  Posco Plantec Co., Ltd.............................  3,235     12,278
*   Power Logics Co., Ltd..............................  4,300     15,961
    Pyeong Hwa Automotive Co., Ltd.....................  4,793    108,865

                                     1150

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SOUTH KOREA -- (Continued)
#*  Redrover Co., Ltd..................................  7,376 $    41,701
    RFsemi Technologies, Inc...........................  3,027      24,430
    RFTech Co., Ltd....................................  1,617      10,425
    S&T Holdings Co., Ltd..............................  1,330      22,984
    S&T Motiv Co., Ltd.................................  3,710     126,568
    S-1 Corp...........................................  3,092     230,040
#   S-Energy Co., Ltd..................................  5,881      55,415
    S-MAC Co., Ltd.....................................  6,155      28,316
#   S-Oil Corp.........................................  5,834     311,820
*   Sajo Industries Co., Ltd...........................  1,553      54,878
    Sam Yung Trading Co., Ltd..........................  3,790      74,044
    Samchully Co., Ltd.................................    888     145,081
*   Samho International Co., Ltd.......................  1,590      23,967
    SAMHWA Paints Industrial Co., Ltd..................  3,040      45,096
#   Samick Musical Instruments Co., Ltd................  9,290      31,063
    Samick THK Co., Ltd................................  4,280      34,224
#   Samkwang Glass.....................................  1,314      71,617
    Samlip General Foods Co., Ltd......................  1,060      95,620
    Samsung Card Co., Ltd..............................  2,913     135,582
#   Samsung Electro-Mechanics Co., Ltd................. 22,523   1,372,491
    Samsung Electronics Co., Ltd....................... 11,363  14,706,148
    Samsung Electronics Co., Ltd. GDR.................. 16,921  10,847,128
#*  Samsung Engineering Co., Ltd.......................  3,766     252,346
    Samsung Fine Chemicals Co., Ltd....................  6,098     255,243
    Samsung Fire & Marine Insurance Co., Ltd...........  6,558   1,797,515
    Samsung Heavy Industries Co., Ltd.................. 20,998     564,043
    Samsung Life Insurance Co., Ltd....................  9,065     922,734
    Samsung SDI Co., Ltd............................... 10,773   1,658,779
    Samsung Securities Co., Ltd........................ 16,004     754,530
*   SAMT Co., Ltd......................................  7,876      16,031
    Samyang Foods Co., Ltd.............................  1,700      44,291
    Samyang Holdings Corp..............................  1,489     110,974
*   Samyoung Chemical Co., Ltd.........................  6,670      13,103
*   Sangbo Corp........................................  3,833      44,769
    SBS Contents Hub Co., Ltd..........................  3,097      45,919
    SBS Media Holdings Co., Ltd........................ 22,546      79,767
*   SBW................................................ 23,330      17,837
    Seah Besteel Corp..................................  6,200     214,716
    SeAH Holdings Corp.................................    326      52,935
    SeAH Steel Corp....................................  1,225     113,248
    Sebang Co., Ltd....................................  4,147      81,497
    Sejong Industrial Co., Ltd.........................  5,877     101,602
    Sempio Foods Co....................................    710      16,971
*   Seobu T&D..........................................  3,680      68,994
#*  Seohee Construction Co., Ltd....................... 48,053      30,187
    Seoul Semiconductor Co., Ltd.......................  8,601     237,378
    SEOWONINTECH Co., Ltd..............................  4,409      54,598
*   Sewon Cellontech Co., Ltd..........................  9,450      30,264
#   SEWOONMEDICAL Co., Ltd............................. 10,144      70,620
    SFA Engineering Corp...............................  2,564      99,323
#*  SG Corp............................................ 77,870      47,883
    SH Energy & Chemical Co., Ltd...................... 56,460      43,833
    Shinhan Financial Group Co., Ltd................... 32,030   1,581,888

                                     1151

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
    Shinhan Financial Group Co., Ltd. ADR..............  27,601 $1,364,317
    Shinsegae Co., Ltd.................................   3,022    683,682
    Shinsegae Information & Communication Co., Ltd.....     372     29,752
    Shinsegae International Co., Ltd...................     809     70,916
#*  Shinsung Solar Energy Co., Ltd.....................  31,936     37,921
*   Shinwha Intertek Corp..............................   5,761     17,223
*   Signetics Corp.....................................  12,318     18,989
*   SIGONG TECH Co., Ltd...............................   6,507     25,053
    Silicon Works Co., Ltd.............................   3,521     73,329
    Silla Co., Ltd.....................................   3,715     91,754
#*  Simm Tech Co., Ltd.................................   8,465     53,896
    SIMPAC, Inc........................................   8,170     56,894
    SJM Co., Ltd.......................................   3,600     33,927
*   SK Broadband Co., Ltd..............................  60,949    224,406
    SK C&C Co., Ltd....................................   1,643    267,947
    SK Chemicals Co., Ltd..............................   5,244    330,330
*   SK Communications Co., Ltd.........................   4,426     38,574
    SK Gas, Ltd........................................   1,667    179,656
    SK Holdings Co., Ltd...............................  12,354  2,092,471
*   SK Hynix, Inc......................................  83,418  3,629,480
    SK Innovation Co., Ltd.............................  10,567  1,052,526
*   SK Networks Co., Ltd...............................  34,773    378,479
*   SK Securities Co., Ltd............................. 124,639    124,293
    SK Telecom Co., Ltd................................     826    212,036
    SK Telecom Co., Ltd. ADR...........................   6,201    175,550
    SKC Co., Ltd.......................................   7,148    250,210
    SL Corp............................................   4,230     85,432
#*  SM Culture & Contents Co., Ltd.....................  13,542     44,040
*   SM Entertainment Co................................   5,480    176,745
*   Solborn, Inc.......................................   3,640     14,489
    Songwon Industrial Co., Ltd........................   6,210     51,803
    Soulbrain Co., Ltd.................................   3,122     98,948
*   Ssangyong Cement Industrial Co., Ltd...............   8,500     79,692
*   Steel Flower Co., Ltd..............................   2,781     10,825
#*  STS Semiconductor & Telecommunications.............  10,310     29,290
#*  STX Engine Co., Ltd................................   9,310     31,793
    Suheung Co., Ltd...................................   1,935     88,979
    Sung Kwang Bend Co., Ltd...........................   7,937    152,912
*   Sungchang Enterprise Holdings, Ltd.................   1,980     45,780
*   Sungshin Cement Co., Ltd...........................   7,455     69,861
    Sungwoo Hitech Co., Ltd............................  18,826    261,931
    Sunjin Co., Ltd....................................     860     31,234
*   Suprema, Inc.......................................   2,939     72,430
#*  Synopex, Inc.......................................  28,253     44,753
    Taekwang Industrial Co., Ltd.......................     163    220,688
#*  Taewoong Co., Ltd..................................   4,152     91,721
*   Taeyoung Engineering & Construction Co., Ltd.......  15,599     86,744
    Tailim Packaging Industrial Co., Ltd...............  15,780     31,367
#*  TK Chemical Corp...................................  11,625     22,831
    Tongyang Life Insurance............................  14,620    142,665
*   Top Engineering Co., Ltd...........................   2,531      9,987
    Toptec Co., Ltd....................................   2,868     31,982
*   Toray Chemical Korea, Inc..........................   7,709     82,686

                                     1152

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
#   Tovis Co., Ltd.....................................   6,532 $     87,176
    TS Corp............................................   1,617       51,583
    Ubiquoss, Inc......................................   4,502       34,158
*   Ubivelox, Inc......................................   1,255       15,148
    UI Display Co., Ltd................................   1,154        7,456
    Uju Electronics Co., Ltd...........................   3,162       35,263
    Unid Co., Ltd......................................   1,340       86,597
*   Uniquest Corp......................................   1,110       10,235
#*  Unison Co., Ltd....................................   4,587       12,545
    Value Added Technologies Co., Ltd..................   1,002       19,624
    Vieworks Co., Ltd..................................   3,242       93,812
#   Visang Education, Inc..............................   4,557       37,757
#*  Webzen, Inc........................................   5,851       36,096
#*  WeMade Entertainment Co., Ltd......................   1,116       40,539
#*  WillBes & Co. (The)................................  17,650       22,715
#*  WiSoL Co., Ltd.....................................   5,552       42,867
*   Wonik IPS Co., Ltd.................................  15,726      173,518
#   Woojeon & Handan Co., Ltd..........................   8,429       29,954
#*  Woongjin Energy Co., Ltd...........................  14,020       33,801
*   Woongjin Holdings Co., Ltd.........................   6,158       15,472
*   Woongjin Thinkbig Co., Ltd.........................   6,512       43,698
    Wooree ETI Co., Ltd................................   7,385       13,456
*   Woori Finance Holdings Co., Ltd....................  48,068      647,673
*   Woori Finance Holdings Co., Ltd. ADR...............   3,029      121,948
    Woori Investment & Securities Co., Ltd.............  55,088      598,771
    Y G-1 Co., Ltd.....................................   5,966       55,358
    YESCO Co., Ltd.....................................     510       20,081
#   YG Entertainment, Inc..............................   3,019      104,511
    Yoosung Enterprise Co., Ltd........................  10,361       57,455
    Youlchon Chemical Co., Ltd.........................   3,560       44,808
#   Young Heung Iron & Steel Co., Ltd..................  13,310       35,161
    Young Poong Corp...................................     154      202,932
    Young Poong Precision Corp.........................   6,555       69,413
    Youngone Corp......................................   6,602      272,299
    Youngone Holdings Co., Ltd.........................   1,664      126,414
                                                                ------------
TOTAL SOUTH KOREA......................................          129,822,990
                                                                ------------
TAIWAN -- (13.9%)
#   A-DATA Technology Co., Ltd.........................  83,000      196,496
    Ability Enterprise Co., Ltd........................ 136,892      102,120
    AcBel Polytech, Inc................................  87,685      141,237
    Accton Technology Corp............................. 199,858      120,131
#*  Acer, Inc.......................................... 779,270      617,607
    ACES Electronic Co., Ltd...........................  27,000       37,756
    ACHEM Technology Corp..............................  61,526       38,837
    Acter Co., Ltd.....................................  13,000       40,925
*   Action Electronics Co., Ltd........................  45,408        9,569
    Actron Technology Corp.............................  20,000       79,568
#   Adlink Technology, Inc.............................  25,471       64,450
    Advanced Ceramic X Corp............................  12,000       56,342
*   Advanced Connectek, Inc............................  55,000       21,273
    Advanced International Multitech Co., Ltd..........  42,000       40,052
    Advanced Semiconductor Engineering, Inc............  47,774       56,736

                                     1153

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Advanced Semiconductor Engineering, Inc. ADR.......   193,232 $1,157,460
    Advancetek Enterprise Co., Ltd.....................    29,580     30,576
    Advantech Co., Ltd.................................    42,345    329,443
*   AGV Products Corp..................................   232,914     75,804
    AimCore Technology Co., Ltd........................    25,846     23,358
#   Airtac International Group.........................    24,000    225,448
    Alcor Micro Corp...................................    17,000     19,112
#   ALI Corp...........................................   102,000    100,299
    Alpha Networks, Inc................................   110,000     77,219
#*  Altek Corp.........................................   168,182    133,922
    Ambassador Hotel (The).............................    13,000     12,617
    AMPOC Far-East Co., Ltd............................    31,000     29,752
#   AmTRAN Technology Co., Ltd.........................   286,907    212,568
    Anpec Electronics Corp.............................    47,000     44,777
#   Apacer Technology, Inc.............................    47,846     51,317
    APCB, Inc..........................................    39,000     29,377
    Apex Biotechnology Corp............................    35,477     70,661
    Apex International Co., Ltd........................    41,000     65,544
    Apex International Rights..........................     4,710        911
    Apex Medical Corp..................................    21,000     34,789
    Apex Science & Engineering.........................    22,000     12,723
    Arcadyan Technology Corp...........................    36,445     56,134
    Ardentec Corp......................................   123,220    104,994
*   Arima Communications Corp..........................   106,087     53,289
    Asia Cement Corp...................................   315,389    438,109
*   Asia Optical Co., Inc..............................    96,000    133,475
    Asia Plastic Recycling Holding, Ltd................    34,762     50,191
    Asia Polymer Corp..................................   147,200    116,630
    Asia Vital Components Co., Ltd.....................    95,278     75,529
    ASROCK, Inc........................................     8,000     30,799
    Asustek Computer, Inc..............................   125,996  1,331,445
    Aten International Co., Ltd........................    23,000     61,648
    AU Optronics Corp.................................. 1,923,000    866,548
    AU Optronics Corp. Sponsored ADR...................   123,555    546,113
    Audix Corp.........................................    66,000     75,469
    Aurora Corp........................................    19,693     34,731
    AV Tech Corp.......................................    10,000     23,066
    Avermedia Technologies.............................    55,690     23,472
*   Avision, Inc.......................................    64,693     22,914
    AVY Precision Technology, Inc......................    34,000     76,680
    Awea Mechantronic Co., Ltd.........................    12,600     19,536
    Bank of Kaohsiung Co., Ltd.........................   131,704     42,833
    BenQ Materials Corp................................    49,000     69,447
#   BES Engineering Corp...............................   502,000    135,623
    Bin Chuan Enterprise Co., Ltd......................    15,641     11,015
    Biostar Microtech International Corp...............    73,000     33,108
    Bizlink Holding, Inc...............................    22,698     90,514
    Boardtek Electronics Corp..........................    44,000     45,888
*   Bright Led Electronics Corp........................    23,100     11,869
    C Sun Manufacturing, Ltd...........................    29,000     23,056
#   Capella Microsystems Taiwan, Inc...................    19,773     89,760
    Capital Securities Corp............................   631,731    240,506
    Career Technology MFG. Co., Ltd....................    92,000    122,016

                                     1154

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Carnival Industrial Corp...........................    65,000 $   18,298
#   Catcher Technology Co., Ltd........................   138,509  1,132,094
    Cathay Financial Holding Co., Ltd..................   846,125  1,407,947
    Cathay Real Estate Development Co., Ltd............   316,000    178,989
    ChainQui Construction Development Co., Ltd.........    22,000     18,206
    Champion Building Materials Co., Ltd...............    99,000     35,617
    Chang Hwa Commercial Bank.......................... 1,004,410    657,501
    Chang Wah Electromaterials, Inc....................    11,249     28,133
    Channel Well Technology Co., Ltd...................    50,000     30,315
    Charoen Pokphand Enterprise........................    72,000     67,608
#   Chaun-Choung Technology Corp.......................    28,000     93,310
#   CHC Resources Corp.................................    12,618     30,899
    Chen Full International Co., Ltd...................     7,000      8,981
    Chenbro Micom Co., Ltd.............................    14,000     29,069
    Cheng Loong Corp...................................   337,480    139,516
#   Cheng Shin Rubber Industry Co., Ltd................   326,808    819,359
    Cheng Uei Precision Industry Co., Ltd..............   177,159    329,794
#*  Chenming Mold Industry Corp........................    41,000     54,756
    Chia Chang Co., Ltd................................    39,000     49,031
    Chicony Electronics Co., Ltd.......................   110,732    306,753
    Chien Kuo Construction Co., Ltd....................   138,675     63,356
    Chilisin Electronics Corp..........................    30,360     29,384
    Chime Ball Technology Co., Ltd.....................     9,000     24,947
    Chimei Materials Technology Corp...................    65,000     77,295
    Chin-Poon Industrial Co., Ltd......................   134,113    241,170
*   China Airlines, Ltd................................   930,062    315,226
    China Development Financial Holding Corp........... 3,011,087    995,394
    China Ecotek Corp..................................    10,000     24,540
*   China Electric Manufacturing Corp..................   103,000     40,444
    China General Plastics Corp........................   170,872     83,502
    China Glaze Co., Ltd...............................    25,000     12,626
    China Life Insurance Co., Ltd......................   700,746    668,342
    China Metal Products...............................   101,167    123,353
#   China Petrochemical Development Corp...............   679,092    275,950
    China Steel Chemical Corp..........................    35,227    222,369
#   China Steel Corp................................... 1,387,942  1,197,149
    China Steel Structure Co., Ltd.....................    36,000     35,484
    China Synthetic Rubber Corp........................   186,735    183,895
*   China Wire & Cable Co., Ltd........................    27,000     11,652
    Chinese Maritime Transport, Ltd....................    33,000     37,928
#   Chipbond Technology Corp...........................   174,000    281,225
#   Chong Hong Construction Co.........................    53,888    147,032
#   Chroma ATE, Inc....................................    69,466    184,105
*   Chun YU Works & Co., Ltd...........................    60,000     28,701
    Chun Yuan Steel....................................   114,999     46,420
    Chung Hsin Electric & Machinery Manufacturing Corp.   141,000     99,035
*   Chung Hung Steel Corp..............................   244,889     65,489
*   Chung Hwa Pulp Corp................................   228,680     71,809
    Chunghwa Telecom Co., Ltd..........................   103,800    316,650
#   Chunghwa Telecom Co., Ltd. ADR.....................    34,215  1,035,346
#   Chyang Sheng Dyeing & Finishing Co., Ltd...........    53,000     28,976
    Cleanaway Co., Ltd.................................    18,000    104,590
    Clevo Co...........................................   107,869    198,622

                                     1155

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#*  CMC Magnetics Corp.................................   970,000 $  152,167
    CoAsia Microelectronics Corp.......................    63,000     29,352
    Collins Co., Ltd...................................    47,770     17,874
#   Compal Electronics, Inc............................ 1,090,086  1,003,388
    Compeq Manufacturing Co., Ltd......................   378,000    223,285
*   Concord Securities Corp............................   154,000     43,915
    Continental Holdings Corp..........................   125,000     50,379
*   Coretronic Corp....................................   272,000    322,649
*   Cosmo Electronics Corp.............................    11,000     13,853
*   Cosmos Bank Taiwan.................................   102,460     52,163
    Coxon Precise Industrial Co., Ltd..................    35,000     62,885
*   Crystalwise Technology, Inc........................    59,115     60,004
    CSBC Corp. Taiwan..................................   168,440    100,719
    CTBC Financial Holding Co., Ltd.................... 2,297,268  1,607,893
    CTCI Corp..........................................   119,555    197,839
    Cub Elecparts, Inc.................................     6,000     68,330
    CviLux Corp........................................    39,329     65,975
    Cyberlink Corp.....................................    23,356     76,182
    CyberPower Systems, Inc............................     9,000     19,317
    CyberTAN Technology, Inc...........................    77,576     76,511
    D-Link Corp........................................   257,329    183,718
    DA CIN Construction Co., Ltd.......................    41,000     30,826
*   Da-Li Construction Co., Ltd........................    20,544     23,927
    Dafeng TV, Ltd.....................................     9,130     15,796
#*  Danen Technology Corp..............................    72,000     32,534
    Darfon Electronics Corp............................    75,000     51,277
    Daxin Materials Corp...............................     9,000     16,533
#*  Delpha Construction Co., Ltd.......................    60,639     28,136
    Delta Electronics, Inc.............................   198,521  1,349,038
    Depo Auto Parts Ind Co., Ltd.......................    43,000    168,986
    DFI, Inc...........................................    46,460     55,665
    Dimerco Express Corp...............................    34,000     21,510
#   DYNACOLOR, Inc.....................................    16,000     39,632
*   Dynamic Electronics Co., Ltd.......................   146,006     74,866
    Dynapack International Technology Corp.............    38,000    105,541
#*  E Ink Holdings, Inc................................   320,000    202,142
    E-Lead Electronic Co., Ltd.........................    28,000     63,635
#   E-LIFE MALL Corp...................................    30,000     62,655
#*  E-Ton Solar Tech Co., Ltd..........................    84,032     54,675
    E.Sun Financial Holding Co., Ltd................... 1,384,992    921,058
    Eastern Media International Corp...................   129,406     53,232
#   Eclat Textile Co., Ltd.............................    41,439    459,585
    Edimax Technology Co., Ltd.........................    49,044     22,265
#   Edison Opto Corp...................................    38,000     42,127
#   eGalax_eMPIA Technology, Inc.......................    27,667     70,046
    Elan Microelectronics Corp.........................   126,370    204,692
    Elite Advanced Laser Corp..........................    22,000     92,314
    Elite Material Co., Ltd............................    73,909     84,375
    Elite Semiconductor Memory Technology, Inc.........    76,000    120,174
    Elitegroup Computer Systems Co., Ltd...............   181,525    127,814
#   eMemory Technology, Inc............................    23,000    208,944
    ENG Electric Co., Ltd..............................    53,000     42,894
    EnTie Commercial Bank..............................   189,500     91,515

                                     1156

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
*   Entire Technology Co., Ltd.........................    33,000 $   33,508
*   Episil Technologies, Inc...........................   116,000     45,308
#   Epistar Corp.......................................   232,433    506,052
#   Eternal Materials Co., Ltd.........................   210,721    245,278
*   Etron Technology, Inc..............................   183,000     92,050
*   Eva Airways Corp...................................   518,533    255,558
    Everest Textile Co., Ltd...........................    63,000     32,178
    Evergreen International Storage & Transport Corp...   184,000    119,794
*   Evergreen Marine Corp. Taiwan, Ltd.................   527,799    302,866
#   Everlight Electronics Co., Ltd.....................   129,149    291,359
#   Everspring Industry Co., Ltd.......................    95,000    132,353
    Excelsior Medical Co., Ltd.........................    44,800     86,589
    Far Eastern Department Stores, Ltd.................   269,971    273,996
#   Far Eastern International Bank.....................   640,287    241,606
    Far Eastern New Century Corp.......................   633,700    708,107
    Far EasTone Telecommunications Co., Ltd............   343,000    711,496
#   Faraday Technology Corp............................   105,738    132,429
*   Farglory F T Z Investment Holding Co., Ltd.........    24,000     17,872
    Farglory Land Development Co., Ltd.................   133,442    187,136
    Federal Corp.......................................   189,863    127,292
    Feedback Technology Corp...........................     7,000     11,739
    Feng Hsin Iron & Steel Co..........................   134,550    185,386
    Feng TAY Enterprise Co., Ltd.......................    65,559    187,652
    First Copper Technology Co., Ltd...................    36,000     12,295
    First Financial Holding Co., Ltd................... 1,293,782    879,056
    First Hotel........................................    62,684     43,928
#   First Insurance Co, Ltd. (The).....................    93,606     53,572
    First Steamship Co., Ltd...........................   109,595     76,831
#   FLEXium Interconnect, Inc..........................    71,283    192,021
    Flytech Technology Co., Ltd........................    35,838    163,544
*   Forhouse Corp......................................   140,000     65,873
    Formosa Advanced Technologies Co., Ltd.............    28,000     21,028
    Formosa Chemicals & Fibre Corp.....................   319,378    777,069
#*  Formosa Epitaxy, Inc...............................   146,000     89,494
    Formosa International Hotels Corp..................     7,814     92,967
    Formosa Oilseed Processing.........................    67,000     47,291
    Formosa Optical Technology Co., Ltd................     7,000     22,477
    Formosa Petrochemical Corp.........................   113,000    287,930
    Formosa Plastics Corp..............................   408,134  1,045,474
    Formosan Rubber Group, Inc.........................   182,000    174,055
    Formosan Union Chemical............................    95,266     47,583
    Founding Construction & Development Co., Ltd.......    64,206     39,990
#   Foxconn Technology Co., Ltd........................   198,132    489,707
    Foxlink Image Technology Co., Ltd..................    63,000     43,427
*   Froch Enterprise Co., Ltd..........................    54,000     21,251
    FSP Technology, Inc................................    57,349     57,672
    Fubon Financial Holding Co., Ltd...................   662,896  1,040,625
    Fullerton Technology Co., Ltd......................    15,000     12,591
#   Fulltech Fiber Glass Corp..........................   117,544     47,543
    Fwusow Industry Co., Ltd...........................    30,887     17,962
    G Shank Enterprise Co., Ltd........................    46,000     39,145
#*  G Tech Optoelectronics Corp........................    69,000     81,245
*   Gamania Digital Entertainment Co., Ltd.............    43,000     46,021

                                     1157

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Gemtek Technology Corp.............................   107,574 $   97,742
#*  Genesis Photonics, Inc.............................   125,616     95,573
#*  Genius Electronic Optical Co., Ltd.................    23,071     71,655
    GeoVision, Inc.....................................    16,191     65,404
    Getac Technology Corp..............................   197,000    109,484
    Giant Manufacturing Co., Ltd.......................    50,287    412,471
#*  Giantplus Technology Co., Ltd......................    57,000     24,636
    Giga Solution Tech Co., Ltd........................    26,000     15,354
    Gigasolar Materials Corp...........................     6,900    128,374
#*  Gigastorage Corp...................................    75,213     75,813
    Ginko International Co., Ltd.......................     6,000     86,626
#*  Gintech Energy Corp................................   126,703    115,245
*   Global Brands Manufacture, Ltd.....................   101,666     36,099
    Global Lighting Technologies, Inc..................    14,000     19,789
    Global Mixed Mode Technology, Inc..................    29,000     93,645
    Global Unichip Corp................................    19,000     53,563
*   Globe Union Industrial Corp........................    78,552     44,324
    Gloria Material Technology Corp....................   149,950    126,377
*   Gold Circuit Electronics, Ltd......................   182,263     61,646
*   Goldsun Development & Construction Co., Ltd........   490,730    172,907
    Good Will Instrument Co., Ltd......................     5,788      3,976
    Gourmet Master Co., Ltd............................    12,000    101,602
    Grand Pacific Petrochemical........................   346,000    202,254
    Grape King Bio, Ltd................................    37,000    176,706
    Great China Metal Industry.........................    52,000     59,903
    Great Taipei Gas Co., Ltd..........................    78,000     64,350
    Great Wall Enterprise Co., Ltd.....................   122,834    145,510
#*  Green Energy Technology, Inc.......................    90,537     75,909
*   GTM Corp...........................................    39,000     27,873
    Hannstar Board Corp................................   185,681     79,757
#*  HannStar Display Corp..............................   914,500    354,669
*   HannsTouch Solution, Inc...........................   357,061    101,758
*   Harvatek Corp......................................    44,230     34,374
    Highwealth Construction Corp.......................    86,370    198,575
    Hiroca Holdings, Ltd...............................    11,728     50,417
*   HiTi Digital, Inc..................................     8,956      5,930
    Hitron Technology, Inc.............................    78,000     45,976
#   Hiwin Technologies Corp............................    42,079    452,231
    Ho Tung Chemical Corp..............................   313,327    136,829
*   Hocheng Corp.......................................    38,300     13,216
    Holiday Entertainment Co., Ltd.....................    25,000     32,694
    Holtek Semiconductor, Inc..........................    41,000     79,679
#   Holy Stone Enterprise Co., Ltd.....................    73,500    116,656
    Hon Hai Precision Industry Co., Ltd................ 1,972,856  6,760,360
    Hon Hai Precision Industry Co., Ltd. GDR...........   135,351    923,527
    Hong TAI Electric Industrial.......................    51,000     18,080
    Horizon Securities Co., Ltd........................   282,000     95,985
#   Hota Industrial Manufacturing Co., Ltd.............    74,690    125,147
    Hotai Motor Co., Ltd...............................    36,000    466,264
*   Howarm United Industries Co., Ltd..................    25,000     32,574
    Hsin Kuang Steel Co., Ltd..........................    92,788     56,970
    Hsin Yung Chien Co., Ltd...........................     9,000     37,426
#   HTC Corp...........................................   134,660    587,508

                                     1158

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Hu Lane Associate, Inc.............................    31,151 $  121,909
    HUA ENG Wire & Cable...............................   157,000     58,287
    Hua Nan Financial Holdings Co., Ltd................   837,619    538,419
#   Huaku Development Co., Ltd.........................    78,465    186,324
    Huang Hsiang Construction Co.......................    25,000     32,643
    Hung Poo Real Estate Development Corp..............    92,609     76,874
#   Hung Sheng Construction, Ltd.......................   153,000    102,910
    Huxen Corp.........................................    10,000     13,781
    Hwa Fong Rubber Co., Ltd...........................    80,540     62,013
    I-Chiun Precision Industry Co., Ltd................    53,000     41,324
    I-Sheng Electric Wire & Cable Co., Ltd.............    30,000     43,183
    Ibase Technology, Inc..............................    22,140     43,751
    Ichia Technologies, Inc............................    85,897    128,778
#   ILI Technology Corp................................    15,748     36,094
    Infortrend Technology, Inc.........................    56,798     32,883
    INNOLUX Corp.......................................   169,580     10,178
#   Innolux Corp.(B0CC0M5)............................. 2,459,882  1,160,685
#*  Inotera Memories, Inc..............................   481,000    822,038
    International Games System Co., Ltd................    19,000     95,136
    Inventec Corp......................................   668,181    593,986
    ITE Technology, Inc................................    44,202     52,145
    ITEQ Corp..........................................    72,299     76,552
#*  J Touch Corp.......................................    48,000     38,178
*   Janfusun Fancyworld Corp...........................    71,590     13,884
    Jentech Precision Industrial Co., Ltd..............    18,000     53,354
    Jess-Link Products Co., Ltd........................    50,500     57,087
    Jih Sun Financial Holdings Co., Ltd................   330,181     99,534
    Johnson Health Tech Co., Ltd.......................    25,755     67,253
    K Laser Technology, Inc............................    55,000     32,164
    Kang Na Hsiung Enterprise Co., Ltd.................    59,000     28,866
    Kao Hsing Chang Iron & Steel.......................    91,000     37,177
#   Kaori Heat Treatment Co., Ltd......................    20,765     54,424
    Kaulin Manufacturing Co., Ltd......................    39,000     28,323
    KD Holding Corp....................................     6,000     34,856
    KEE TAI Properties Co., Ltd........................   134,226     84,656
#   Kenda Rubber Industrial Co., Ltd...................   147,762    337,567
    Kenmec Mechanical Engineering Co., Ltd.............    61,000     30,602
    Kerry TJ Logistics Co., Ltd........................    82,000    108,668
    King Slide Works Co., Ltd..........................    12,050    159,473
    King Yuan Electronics Co., Ltd.....................   423,529    346,898
    King's Town Bank...................................   265,000    268,038
#*  King's Town Construction Co., Ltd..................    61,126     48,950
#   Kingdom Construction Co............................   106,000    102,349
    Kinik Co...........................................    31,000     83,740
    Kinko Optical Co., Ltd.............................    37,000     34,288
*   Kinpo Electronics..................................   387,028    164,969
    Kinsus Interconnect Technology Corp................    76,009    314,236
    KMC Kuei Meng International, Inc...................    14,000     68,031
    KS Terminals, Inc..................................    23,760     34,073
    Kung Long Batteries Industrial Co., Ltd............    17,000     61,169
    Kung Sing Engineering Corp.........................   108,000     46,970
#   Kuo Toong International Co., Ltd...................    63,000    102,646
    Kuoyang Construction Co., Ltd......................   189,450     91,718

                                     1159

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Kwong Fong Industries..............................    79,840 $   50,610
    KYE Systems Corp...................................    81,000     36,084
    LAN FA Textile.....................................    78,277     31,475
    Largan Precision Co., Ltd..........................    12,306    945,396
    LCY Chemical Corp..................................   195,799    162,315
#   Leader Electronics, Inc............................    30,602     13,600
    Leadtrend Technology Corp..........................     4,159      8,137
    Lealea Enterprise Co., Ltd.........................   241,980     82,686
    LEE CHI Enterprises Co., Ltd.......................    40,000     21,862
*   Leofoo Development Co..............................   135,000     57,966
    LES Enphants Co., Ltd..............................    53,901     35,020
#   Lextar Electronics Corp............................    72,000     70,943
*   Li Peng Enterprise Co., Ltd........................   147,578     58,522
    Lian HWA Food Corp.................................    11,880     17,045
    Lien Hwa Industrial Corp...........................   177,728    128,370
#   Lingsen Precision Industries, Ltd..................   185,000    110,253
    Lite-On Semiconductor Corp.........................    94,000     66,653
    Lite-On Technology Corp............................   487,112    817,256
    Long Bon International Co., Ltd....................    88,000     63,100
    Long Chen Paper Co., Ltd...........................   144,348     75,630
    Longwell Co........................................    40,000     46,872
    Lotes Co., Ltd.....................................    15,631     60,146
    Lumax International Corp., Ltd.....................    36,325     85,250
    Lung Yen Life Service Corp.........................    19,000     53,491
    Macroblock, Inc....................................     5,000     12,048
#*  Macronix International............................. 1,436,048    370,135
#   MacroWell OMG Digital Entertainment Co., Ltd.......    12,000     32,120
    Mag Layers Scientific-Technics Co., Ltd............    11,000     13,433
    Makalot Industrial Co., Ltd........................    37,000    188,202
    Makalot Industrial Co., Lts........................     3,256      5,211
    Marketech International Corp.......................    23,000     17,548
    Masterlink Securities Corp.........................   345,092    120,823
    Mayer Steel Pipe Corp..............................    37,259     17,025
    MediaTek, Inc......................................   108,360  1,676,994
*   Medigen Biotechnology Corp.........................     8,000     86,050
    Mega Financial Holding Co., Ltd.................... 2,184,213  1,918,109
    Mercuries & Associates, Ltd........................    89,460     59,650
*   Mercuries Life Insurance Co., Ltd..................    34,000     20,867
    Merida Industry Co., Ltd...........................    42,300    330,311
    Merry Electronics Co., Ltd.........................    46,906    233,655
    Micro-Star International Co., Ltd..................   236,233    361,993
#*  Microbio Co., Ltd..................................   107,572    113,737
#*  Microelectronics Technology, Inc...................    75,119     46,612
    Microlife Corp.....................................    12,600     29,643
#   MIN AIK Technology Co., Ltd........................    36,000    210,552
    Mirle Automation Corp..............................    41,046     39,567
#   Mitac Holdings Corp................................   191,483    160,909
*   Mosel Vitelic, Inc.................................    89,806     26,805
#   Motech Industries, Inc.............................   115,000    154,412
    MPI Corp...........................................    15,000     46,945
    Nak Sealing Technologies Corp......................    16,000     66,119
    Namchow Chemical Industrial Co., Ltd...............    42,000     95,809
    Nan Kang Rubber Tire Co., Ltd......................   125,139    145,705

                                     1160

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
TAIWAN -- (Continued)
    Nan Ren Lake Leisure Amusement Co., Ltd............  41,000 $   20,056
    Nan Ya Plastics Corp............................... 478,674  1,112,208
*   Nan Ya Printed Circuit Board Corp..................  99,072    153,550
    Nantex Industry Co., Ltd...........................  90,854     51,702
    National Petroleum Co., Ltd........................  49,000     55,132
#   Neo Solar Power Corp............................... 200,316    197,234
#   Netronix, Inc......................................  29,000     64,493
    New Asia Construction & Development Corp...........  43,880     11,965
    New Era Electronics Co., Ltd.......................  20,000     24,234
#   Newmax Technology Co., Ltd.........................  17,077     26,291
    Nichidenbo Corp....................................  24,640     26,181
    Nien Hsing Textile Co., Ltd........................  85,476     76,658
    Nishoku Technology, Inc............................   9,000     14,756
    Novatek Microelectronics Corp...................... 117,000    592,336
    Nuvoton Technology Corp............................  26,000     27,778
#*  Ocean Plastics Co., Ltd............................  51,000     71,773
#   OptoTech Corp...................................... 200,000     97,463
*   Orient Semiconductor Electronics, Ltd..............  68,000     31,875
#   Oriental Union Chemical Corp....................... 201,821    201,625
#   Orise Technology Co., Ltd..........................  29,000     47,120
    Pacific Construction Co............................  17,000      5,755
    Pacific Hospital Supply Co., Ltd...................   8,000     19,630
*   Pan Jit International, Inc......................... 107,000     56,184
#   Pan-International Industrial Corp.................. 124,890     91,747
    Parade Technologies, Ltd...........................   8,400    106,061
    Paragon Technologies Co., Ltd......................  10,762     23,503
    PChome Online, Inc.................................  17,000    174,899
#   Pegatron Corp...................................... 592,037  1,121,870
    Phihong Technology Co., Ltd........................  62,584     42,732
    Phison Electronics Corp............................  37,000    271,128
    Phoenix Tours International, Inc...................  14,000     22,848
*   Pihsiang Machinery Manufacturing Co., Ltd..........  27,000     42,648
    Pixart Imaging, Inc................................  39,030    110,706
    Polytronics Technology Corp........................  21,000     50,571
    Portwell, Inc......................................  16,000     18,829
    Posiflex Technology, Inc...........................   9,175     55,606
    Pou Chen Corp...................................... 592,144    661,889
    Power Mate Technology Co., Ltd.....................  10,000     20,731
#*  Power Quotient International Co., Ltd..............  66,800     35,982
*   Powercom Co., Ltd..................................  13,660      3,108
*   Powertech Industrial Co., Ltd......................  16,000     11,765
    Powertech Technology, Inc.......................... 228,400    381,065
    Poya Co., Ltd......................................  12,241     71,121
    President Chain Store Corp.........................  97,000    771,639
    President Securities Corp.......................... 253,932    143,872
    Prime Electronics Satellitics, Inc.................  57,750     32,859
#   Prince Housing & Development Corp.................. 335,036    149,735
*   Princeton Technology Corp..........................  58,000     26,439
    Promate Electronic Co., Ltd........................  44,000     53,742
#   Promise Technology, Inc............................  31,000     40,375
*   Qisda Corp......................................... 660,439    325,758
#   Qualipoly Chemical Corp............................  23,000     17,308
    Quanta Computer, Inc............................... 250,715    700,227

                                     1161

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
*   Quintain Steel Co., Ltd............................    74,998 $ 16,527
#   Radiant Opto-Electronics Corp......................   121,144  503,177
    Radium Life Tech Co., Ltd..........................   192,846  138,617
    Ralec Electronic Corp..............................     8,000   14,879
    Realtek Semiconductor Corp.........................   118,268  374,566
    Rechi Precision Co., Ltd...........................    98,173  101,841
    Rich Development Co., Ltd..........................   224,254   98,705
#   Richtek Technology Corp............................    35,537  205,000
#*  Ritek Corp......................................... 1,077,117  161,461
    Rotam Global Agrosciences, Ltd.....................     8,000   18,919
    Ruentex Development Co., Ltd.......................   141,862  254,158
    Ruentex Engineering & Construction Co..............    11,000   21,811
    Ruentex Industries, Ltd............................   112,235  282,561
#   Run Long Construction Co., Ltd.....................    25,000   24,335
    Sampo Corp.........................................   225,000   93,060
    San Fang Chemical Industry Co., Ltd................    47,918   46,280
    San Shing Fastech Corp.............................    13,660   39,993
    Sanyang Industry Co., Ltd..........................   191,684  185,057
    SDI Corp...........................................    42,000   54,980
    Senao International Co., Ltd.......................    29,000   63,671
    Sercomm Corp.......................................    49,000  112,996
    Sesoda Corp........................................    39,690   54,896
    Sheng Yu Steel Co., Ltd............................    49,000   37,601
    ShenMao Technology, Inc............................    22,435   26,025
    Shih Her Technologies, Inc.........................    11,000   24,479
    Shih Wei Navigation Co., Ltd.......................    58,363   39,902
    Shihlin Electric & Engineering Corp................    86,000  114,451
*   Shihlin Paper Corp.................................    22,000   33,349
#   Shin Kong Financial Holding Co., Ltd............... 1,915,804  636,341
    Shin Zu Shing Co., Ltd.............................    42,149  107,263
*   Shining Building Business Co., Ltd.................   106,766   96,495
    Shinkong Insurance Co., Ltd........................    56,000   46,183
    Shinkong Synthetic Fibers Corp.....................   500,191  185,078
    Shinkong Textile Co., Ltd..........................    45,800   61,536
    Shiny Chemical Industrial Co., Ltd.................    10,112   17,050
#   Shuttle, Inc.......................................   200,000   70,029
    Sigurd Microelectronics Corp.......................   157,559  167,588
    Silicon Power Computer & Communications, Inc.......    23,000   31,017
    Siliconware Precision Industries Co................   167,000  227,935
    Siliconware Precision Industries Co. Sponsored ADR.    89,969  598,294
#   Silitech Technology Corp...........................    56,396   60,208
    Simplo Technology Co., Ltd.........................    75,000  407,010
    Sinbon Electronics Co., Ltd........................    78,000  123,266
    Sincere Navigation Corp............................   101,350   92,921
    Singatron Enterprise Co., Ltd......................    36,000   18,257
    Sinmag Equipment Corp..............................    11,200   64,226
    Sino-American Silicon Products, Inc................   187,000  320,253
#   Sinon Corp.........................................   181,000  109,338
    SinoPac Financial Holdings Co., Ltd................ 1,580,813  741,329
    Sinyi Realty Co....................................    65,060   84,446
    Sirtec International Co., Ltd......................    35,000   77,408
    Sitronix Technology Corp...........................    24,434   51,046
    Siward Crystal Technology Co., Ltd.................    74,000   48,547

                                     1162

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Solar Applied Materials Technology Co..............   113,000 $  105,028
#*  Solartech Energy Corp..............................   106,000     77,340
*   Solytech Enterprise Corp...........................    32,000     11,112
    Sonix Technology Co., Ltd..........................    50,000     85,774
    Southeast Cement Co., Ltd..........................   137,000     74,553
    Sporton International, Inc.........................    17,170     82,106
#   St Shine Optical Co., Ltd..........................    16,000    332,910
#   Standard Foods Corp................................    51,627    146,746
    Stark Technology, Inc..............................    39,000     35,611
    Sunonwealth Electric Machine Industry Co., Ltd.....    30,000     21,345
    Sunrex Technology Corp.............................    57,028     27,673
#   Sunspring Metal Corp...............................    26,000     48,037
    Super Dragon Technology Co., Ltd...................     8,000      5,678
#   Supreme Electronics Co., Ltd.......................    49,393     29,728
    Swancor Ind Co., Ltd...............................     9,000     31,139
    Sweeten Construction Co., Ltd......................    29,580     20,218
    Syncmold Enterprise Corp...........................    37,000     85,471
#   Synnex Technology International Corp...............   273,874    428,105
    Sysage Technology Co., Ltd.........................    17,324     19,925
    T-Mac Techvest PCB Co., Ltd........................    27,000     16,317
    TA Chen Stainless Pipe.............................   220,342    143,960
#*  Ta Chong Bank, Ltd.................................   702,090    225,632
    Ta Chong Securities Co., Ltd.......................    26,000     10,462
    Ta Ya Electric Wire & Cable........................   152,174     37,082
    TA-I Technology Co., Ltd...........................    57,282     35,277
    Tah Hsin Industrial Co., Ltd.......................    50,000     47,505
#   Tai Tung Communication Co., Ltd....................    29,049     50,017
    Taichung Commercial Bank...........................   599,168    216,933
    TaiDoc Technology Corp.............................    14,000     47,941
    Taiflex Scientific Co., Ltd........................    62,000    106,387
    Taimide Tech, Inc..................................    11,000     15,056
    Tainan Enterprises Co., Ltd........................    67,000     66,759
#   Tainan Spinning Co., Ltd...........................   388,695    255,312
    Taishin Financial Holding Co., Ltd................. 2,679,334  1,429,929
*   Taisun Enterprise Co., Ltd.........................    91,670     43,681
*   Taita Chemical Co., Ltd............................    63,000     23,260
#   Taiwan Acceptance Corp.............................    36,000     97,032
*   Taiwan Business Bank............................... 1,000,081    318,712
    Taiwan Cement Corp.................................   626,375    932,475
#   Taiwan Chinsan Electronic Industrial Co., Ltd......    33,000     58,715
    Taiwan Cogeneration Corp...........................   114,077     78,615
    Taiwan Cooperative Financial Holding Co., Ltd...... 1,199,661    713,986
    Taiwan Fertilizer Co., Ltd.........................   207,000    419,671
    Taiwan Fire & Marine Insurance Co., Ltd............    53,520     41,102
    Taiwan FU Hsing Industrial Co., Ltd................    30,000     28,949
    Taiwan Glass Industry Corp.........................   242,532    212,897
    Taiwan Hon Chuan Enterprise Co., Ltd...............    74,054    153,707
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......    30,000     26,999
*   Taiwan Kolin Co., Ltd..............................   292,000         --
*   Taiwan Land Development Corp.......................   241,738     96,434
*   Taiwan Life Insurance Co., Ltd.....................    96,907     69,985
    Taiwan Line Tek Electronic.........................    24,000     25,730
    Taiwan Mobile Co., Ltd.............................   209,800    642,100

                                     1163

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Taiwan Navigation Co., Ltd.........................    40,000 $   29,213
    Taiwan Paiho, Ltd..................................    87,068    114,459
    Taiwan PCB Techvest Co., Ltd.......................    95,733    136,229
*   Taiwan Prosperity Chemical Corp....................    62,000     59,806
*   Taiwan Pulp & Paper Corp...........................   139,000     64,910
#   Taiwan Sakura Corp.................................    92,000     69,664
    Taiwan Sanyo Electric Co., Ltd.....................    23,800     27,868
    Taiwan Secom Co., Ltd..............................    53,000    142,336
    Taiwan Semiconductor Co., Ltd......................    60,000     70,768
    Taiwan Semiconductor Manufacturing Co., Ltd........ 2,131,214  8,544,638
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................   333,748  6,674,960
    Taiwan Sogo Shin Kong SEC..........................    15,000     21,110
*   Taiwan Styrene Monomer.............................   212,538    123,952
    Taiwan Surface Mounting Technology Co., Ltd........    81,900    119,579
#   Taiwan TEA Corp....................................   245,648    170,661
    Taiwan Union Technology Corp.......................    50,000     47,577
    Taiyen Biotech Co., Ltd............................    41,712     37,946
*   Tatung Co., Ltd....................................   817,688    268,241
    Te Chang Construction Co., Ltd.....................    23,058     21,407
    Teco Electric and Machinery Co., Ltd...............   567,000    718,742
*   Tekcore Co., Ltd...................................    12,000      5,462
    Test Research, Inc.................................    35,571     59,512
    Test-Rite International Co., Ltd...................    93,568     64,684
    Thinking Electronic Industrial Co., Ltd............    18,000     29,113
    Thye Ming Industrial Co., Ltd......................    46,125     62,636
    Ton Yi Industrial Corp.............................   207,300    192,111
    Tong Hsing Electronic Industries, Ltd..............    46,009    239,154
    Tong Yang Industry Co., Ltd........................   138,640    170,660
    Tong-Tai Machine & Tool Co., Ltd...................    77,279     86,548
    Topco Scientific Co., Ltd..........................    58,240    119,641
    Topco Technologies Corp............................     8,000     19,244
    Topoint Technology Co., Ltd........................    56,540     58,040
#   Toung Loong Textile Manufacturing..................    22,000     65,491
    Transasia Airways Corp.............................    27,000     10,178
    Transcend Information, Inc.........................    33,890    115,800
    Tripod Technology Corp.............................   143,170    271,057
    Tsann Kuen Enterprise Co., Ltd.....................    32,000     41,573
    TSRC Corp..........................................   134,452    198,819
    Ttet Union Corp....................................    32,000     79,865
    Tung Ho Steel Enterprise Corp......................   283,654    248,244
    Tung Thih Electronic Co., Ltd......................    23,073     81,635
    TURVO International Co., Ltd.......................    13,200     56,366
    TXC Corp...........................................   110,204    158,120
*   TYC Brother Industrial Co., Ltd....................    83,091     54,467
*   Tycoons Group Enterprise...........................   118,000     24,414
*   Tyntek Corp........................................    79,624     26,333
    U-Ming Marine Transport Corp.......................    93,000    146,568
#   Ubright Optronics Corp.............................    14,300     30,948
    Uni-President Enterprises Corp.....................   639,748  1,217,860
#   Unimicron Technology Corp..........................   435,312    364,815
*   Union Bank Of Taiwan...............................   329,457    116,094
    Unitech Computer Co., Ltd..........................    21,000     11,601
    Unitech Printed Circuit Board Corp.................   188,979     76,137

                                     1164

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    United Integrated Services Co., Ltd................    64,000 $   60,867
    United Microelectronics Corp....................... 2,197,081  1,013,464
    United Microelectronics Corp. Sponsored ADR........   146,700    321,273
#   Unity Opto Technology Co., Ltd.....................    83,593     94,254
    Universal Cement Corp..............................   130,560    126,573
*   Unizyx Holding Corp................................   177,118    145,626
#   UPC Technology Corp................................   229,458    100,052
    USI Corp...........................................   240,372    152,933
    Vanguard International Semiconductor Corp..........   200,000    286,201
    Ve Wong Corp.......................................    34,000     28,526
    Visual Photonics Epitaxy Co., Ltd..................    75,677     74,885
#   Vivotek, Inc.......................................    20,175     80,004
#*  Wafer Works Corp...................................   154,000     71,990
    Wah Hong Industrial Corp...........................    19,694     24,762
    Wah Lee Industrial Corp............................    64,000    122,898
*   Walsin Lihwa Corp.................................. 1,126,000    418,764
#*  Walsin Technology Corp.............................   281,699    104,166
    Walton Advanced Engineering, Inc...................    76,000     32,679
    Wan Hai Lines, Ltd.................................   268,247    140,610
    WAN HWA Enterprise Co..............................    10,400      5,575
    Ways Technical Corp., Ltd..........................    16,000     20,891
#   Wei Chuan Foods Corp...............................   101,000    161,333
*   Wei Mon Industry Co., Ltd..........................   118,763     33,462
    Weikeng Industrial Co., Ltd........................    51,750     40,666
    Well Shin Technology Co., Ltd......................    29,160     53,498
#   Win Semiconductors Corp............................   168,000    147,451
*   Winbond Electronics Corp........................... 1,092,000    393,448
#*  Wintek Corp........................................   795,871    298,245
#   Wisdom Marine Lines Co., Ltd.......................    64,060     74,163
#   Wistron Corp.......................................   694,367    663,446
    Wistron NeWeb Corp.................................    69,511    187,697
    WPG Holdings, Ltd..................................   378,847    502,270
    WT Microelectronics Co., Ltd.......................   107,216    145,448
    WUS Printed Circuit Co., Ltd.......................    75,000     36,912
    X-Legend Entertainment Co., Ltd....................     4,500     34,194
    XAC Automation Corp................................    29,000     34,617
#   Xxentria Technology Materials Corp.................    32,000     79,972
    Yageo Corp.........................................   491,400    331,527
#   YC Co., Ltd........................................   144,996    102,561
    YC INOX Co., Ltd...................................   104,000     99,254
#   YeaShin International Development Co., Ltd.........    76,441     48,744
    Yeong Guan Energy Group............................       357        292
    Yeong Guan Energy Technology Group Co., Ltd........    10,000     46,866
    YFY, Inc...........................................   433,891    202,745
*   Yieh Phui Enterprise Co., Ltd......................   333,881    108,073
*   Young Fast Optoelectronics Co., Ltd................    50,298     46,392
    Young Optics, Inc..................................    27,000     58,077
#   Youngtek Electronics Corp..........................    32,371     67,883
    Yuanta Financial Holding Co., Ltd.................. 1,418,735    787,899
    Yulon Motor Co., Ltd...............................   221,783    361,822
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    25,362     70,529
    Yungshin Construction & Development Co.............    17,000     38,082
#   Yungtay Engineering Co., Ltd.......................   118,000    300,758

                                     1165

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Zeng Hsing Industrial Co., Ltd.....................     14,837 $     77,914
    Zenitron Corp......................................     40,000       23,870
#   Zhen Ding Technology Holding, Ltd..................     76,000      227,719
    Zig Sheng Industrial Co., Ltd......................    113,231       34,499
    Zinwell Corp.......................................     78,010       76,957
#   Zippy Technology Corp..............................     16,000       25,533
#   ZongTai Real Estate Development Co., Ltd...........     34,803       23,681
                                                                   ------------
TOTAL TAIWAN...........................................             129,037,549
                                                                   ------------
THAILAND -- (3.2%)
    AAPICO Hitech PCL..................................     84,120       41,654
    Advanced Info Service PCL..........................    151,300      980,081
    Airports of Thailand PCL...........................     81,000      539,832
*   AJ Plast PCL.......................................     60,300       18,591
    Amata Corp. PCL....................................    240,000      126,316
    Ananda Development PCL.............................    407,700       34,282
    AP Thailand PCL....................................    559,820      118,554
    Asia Green Energy PCL..............................     95,920        6,930
    Asia Plus Securities PCL...........................    288,300       33,580
    Asian Insulators PCL...............................    170,700       64,856
    Bangchak Petroleum PCL (The).......................    254,500      227,869
    Bangkok Aviation Fuel Services PCL.................     54,500       60,254
    Bangkok Bank PCL(6368360)..........................     88,700      538,664
    Bangkok Bank PCL(6077019)..........................     40,600      248,455
    Bangkok Expressway PCL.............................    170,600      197,909
    Bangkok Insurance PCL..............................      3,580       39,245
    Bangkok Land PCL...................................  4,176,500      270,543
    Bangkok Life Assurance PCL.........................     99,900      289,340
*   Bangkok Metro PCL..................................  2,892,438      139,623
    Banpu PCL(6368348).................................     21,000       20,274
    Banpu PCL(BJFHBT4).................................    337,000      338,469
    BEC World PCL......................................    206,000      320,772
    Berli Jucker PCL...................................    146,400      256,462
    Big C Supercenter PCL(6368434).....................     47,100      338,838
    Big C Supercenter PCL(6763932).....................     22,000      158,954
    Cal-Comp Electronics Thailand PCL..................    563,056       53,658
    Central Pattana PCL................................    263,900      392,439
    Central Plaza Hotel PCL............................    191,600      228,237
    CH Karnchang PCL...................................    244,872      190,651
    Charoen Pokphand Foods PCL.........................    661,593      551,156
    Charoong Thai Wire & Cable PCL.....................     92,500       29,671
    CP ALL PCL.........................................    452,400      651,619
    CS Loxinfo PCL.....................................     30,600        9,720
    Delta Electronics Thailand PCL.....................    137,200      264,914
    Demco PCL..........................................     84,400       25,890
    Dhipaya Insurance PCL..............................     38,400       50,526
    Diamond Building Products PCL......................    265,800       50,908
    DSG International Thailand PCL.....................     93,800       24,538
    Dynasty Ceramic PCL................................     42,100       79,978
    Eastern Water Resources Development and Management
      PCL..............................................    173,400       59,402
    Erawan Group PCL (The).............................    550,400       79,535
*   Esso Thailand PCL..................................    532,100       98,598
*   G J Steel PCL...................................... 11,407,500       15,987

                                     1166

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
THAILAND -- (Continued)
    GFPT PCL...........................................   199,300 $   94,343
    Glow Energy PCL....................................   142,900    378,278
*   GMM Grammy PCL.....................................    78,480     38,128
*   Golden Land Property Development PCL...............    98,200     30,582
    Grand Canal Land PCL...............................   605,900     62,269
    Gunkul Engineering PCL.............................    49,466     24,032
    Hana Microelectronics PCL..........................   126,201    145,420
    Hemaraj Land and Development PCL................... 1,118,000    128,130
    Home Product Center PCL............................   942,696    302,391
    ICC International PCL..............................    27,800     34,847
    Indorama Ventures PCL..............................   412,900    337,547
    Intouch Holdings PCL...............................   109,600    233,809
    IRPC PCL........................................... 2,756,200    290,126
*   Italian-Thai Development PCL.......................   483,366     78,278
    Jasmine International PCL..........................   918,500    214,536
    Jay Mart PCL.......................................    52,750     21,192
    Kasikornbank PCL(6364766)..........................   114,600    745,917
    Kasikornbank PCL(6888794)..........................    94,500    623,918
    KCE Electronics PCL................................    98,000    126,658
    KGI Securities Thailand PCL........................   370,400     36,452
    Khon Kaen Sugar Industry PCL.......................   230,700     95,556
    Kiatnakin Bank PCL.................................   139,100    174,362
    Krung Thai Bank PCL................................ 1,660,250  1,111,659
    Krungthai Card PCL.................................    40,200     67,292
    Land and Houses PCL(6581930).......................   174,500     51,627
    Land and Houses PCL(6581941).......................   731,520    215,287
    Lanna Resources PCL................................    67,200     28,462
    Loxley PCL.........................................   405,163     51,734
    LPN Development PCL................................   187,100    128,191
    Major Cineplex Group PCL...........................   161,500     99,586
    Maybank Kim Eng Securities Thailand PCL............     6,500      4,534
    MBK PCL............................................   251,000    125,070
    MCOT PCL...........................................    82,400     66,079
    Minor International PCL............................   408,960    410,743
    Modernform Group PCL...............................    18,700      5,795
    Nation Multimedia Group PCL........................   753,500     30,741
    Polyplex Thailand PCL..............................   144,500     44,552
    Precious Shipping PCL..............................   134,300     99,962
*   Property Perfect PCL............................... 1,240,300     44,807
    Pruksa Real Estate PCL.............................   282,400    294,625
    PTT Exploration & Production PCL...................   390,686  1,977,156
    PTT Global Chemical PCL............................   346,056    708,601
    PTT PCL(6420390)...................................   212,100  2,107,129
    PTT PCL(6420408)...................................    28,700    285,123
    Quality Houses PCL................................. 1,345,983    165,156
*   Raimon Land PCL....................................   388,000     23,079
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    63,600    107,453
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    85,400    144,284
*   Regional Container Lines PCL.......................    84,500     20,132
    Robinson Department Store PCL......................   107,500    197,524
    Rojana Industrial Park PCL.........................   176,600     42,349
    RS PCL.............................................   210,000     48,396
*   Sahaviriya Steel Industries PCL.................... 4,332,600     52,623

                                     1167

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
THAILAND -- (Continued)
    Samart Corp. PCL...................................   206,000 $  145,631
    Samart I-Mobile PCL................................   672,700     71,230
    Samart Telcoms PCL.................................    98,500     45,400
    Sansiri PCL........................................ 1,393,500     87,663
    SC Asset Corp PCL..................................   705,275     83,465
    Siam Cement PCL (The)(6609906).....................    10,000    135,160
    Siam Cement PCL (The)(6609928).....................    36,700    496,039
    Siam City Cement PCL...............................    24,600    338,624
    Siam Commercial Bank PCL (The).....................   224,900  1,246,721
    Siam Future Development PCL........................   190,792     35,354
    Siam Global House PCL..............................   305,296    121,700
    Siamgas & Petrochemicals PCL.......................   167,800     82,567
    Sino-Thai Engineering & Construction PCL...........   170,742    126,554
    SNC Former PCL.....................................    42,000     24,067
    Somboon Advance Technology PCL.....................   131,150     72,294
*   SPCG PCL...........................................   160,400    123,884
    Sri Trang Agro-Industry PCL........................   315,300    138,453
    Sriracha Construction PCL..........................    32,900     34,837
    Srithai Superware PCL..............................   267,000     19,956
    STP & I PCL........................................   294,800    179,946
    Supalai PCL(6554675)...............................   282,700    211,299
    Supalai PCL(6554749)...............................    30,000     22,423
    Susco PCL..........................................   272,600     25,129
    SVI PCL............................................   459,885     61,585
    Symphony Communication PCL.........................    14,600      7,502
*   Tata Steel Thailand PCL............................ 1,019,200     26,980
    Thai Agro Energy PCL...............................    13,440      1,775
*   Thai Airways International PCL.....................   427,800    209,170
    Thai Carbon Black PCL..............................    27,200     20,330
    Thai Central Chemical PCL..........................    23,300     21,406
    Thai Factory Development PCL.......................    11,700      2,223
    Thai Oil PCL.......................................   239,200    385,506
    Thai Rung Union Car PCL............................   116,640     20,887
    Thai Stanley Electric PCL..........................    11,300     78,125
    Thai Union Frozen Products PCL.....................   161,558    329,556
    Thai Vegetable Oil PCL.............................   115,700     80,713
    Thai-German Ceramic Industry PCL...................   208,400     20,509
    Thaicom PCL........................................   111,000    122,719
    Thanachart Capital PCL.............................   239,900    265,227
    Thitikorn PCL......................................    50,500     16,042
*   Thoresen Thai Agencies PCL.........................   176,012    107,986
    Ticon Industrial Connection PCL....................   278,604    151,840
    Tipco Asphalt PCL..................................    18,400     34,668
*   TIPCO Foods PCL....................................   127,100     30,677
    Tisco Financial Group PCL..........................   126,000    162,846
    TMB Bank PCL....................................... 4,091,300    361,859
    Total Access Communication PCL.....................   162,600    524,108
    Toyo-Thai Corp. PCL(B5ML0D8).......................    47,729     49,795
    Toyo-Thai Corp. PCL(B5ML0B6).......................    53,310     55,618
    TPI Polene PCL.....................................   527,800    238,340
*   True Corp. PCL.....................................   996,947    294,955
    TTW PCL............................................   598,700    223,743
    Union Mosaic Industry PCL (The)....................    67,500     15,766

                                     1168

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
THAILAND -- (Continued)
    Unique Engineering & Construction PCL.............. 153,000 $    46,458
    Univanich Palm Oil PCL.............................  37,000      12,445
    Univentures PCL.................................... 356,100     100,919
*   Vanachai Group PCL.................................  83,100      12,940
    Vinythai PCL....................................... 159,500      53,150
*   Workpoint Entertainment PCL........................  30,900      27,667
                                                                -----------
TOTAL THAILAND.........................................          29,288,727
                                                                -----------
TURKEY -- (2.0%)
*   Adana Cimento Sanayii TAS Class A..................  21,647      47,229
    Adel Kalemcilik Ticaret ve Sanayi A.S..............   1,216      30,675
*   Adese Alisveris Merkezleri Ticaret A.S.............   4,379      40,871
    Akbank TAS......................................... 441,200   1,749,752
    Akcansa Cimento A.S................................  21,674     133,723
*   Akenerji Elektrik Uretim A.S.......................  75,679      41,264
#   Akfen Holding A.S..................................  46,043     105,353
    Aksa Akrilik Kimya Sanayii.........................  43,481     156,066
    Aksigorta A.S......................................  59,107      80,436
    Alarko Holding A.S.................................  34,317      75,425
*   Anadolu Anonim Tuerk Sigorta Sirketi...............  78,516      52,638
    Anadolu Cam Sanayii A.S............................  78,968      65,985
#   Anadolu Hayat Emeklilik A.S........................  29,122      68,971
    Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......   7,109      68,730
    Arcelik A.S........................................  77,274     488,908
*   Asya Katilim Bankasi A.S........................... 238,653     134,725
*   Bagfas Bandirma Gubre Fabrik.......................   1,597      39,057
*   Banvit Bandirma Vitaminli Yem Sanayii ASA..........   8,696       9,927
    Baticim Bati Anadolu Cimento Sanayii A.S...........  18,986      63,262
*   Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..  53,022      53,697
#   BIM Birlesik Magazalar A.S.........................  39,578     937,202
*   Bolu Cimento Sanayii A.S...........................  13,224      24,088
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......  13,500      43,121
*   Boyner Buyuk Magazacilik...........................   3,576       9,011
*   Boyner Perakende Ve Tekstil Yatirimlari AS.........   2,373      58,207
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....  26,234      87,549
    Bursa Cimento Fabrikasi A.S........................   8,612      22,615
*   Celebi Hava Servisi A.S............................   1,711      19,417
    Cimsa Cimento Sanayi VE Tica.......................  19,839     135,856
    Coca-Cola Icecek A.S...............................  12,228     306,758
*   Dogan Sirketler Grubu Holding A.S.................. 317,148     119,417
*   Dogan Yayin Holding A.S............................ 296,647      67,730
    Dogus Otomotiv Servis ve Ticaret A.S...............  21,854      85,361
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   4,061       8,433
    EGE Seramik Sanayi ve Ticaret A.S..................  35,231      55,352
    Enka Insaat ve Sanayi A.S..........................  47,251     123,151
#   Eregli Demir ve Celik Fabrikalari TAS.............. 548,806   1,157,175
*   Fenerbahce Futbol A.S..............................   1,615      25,416
*   Ford Otomotiv Sanayi A.S...........................  20,124     275,649
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.   2,782      28,071
    Gentas Genel Metal Sanayi ve Ticaret A.S...........  36,786      32,050
*   Global Yatirim Holding A.S.........................  98,266      69,482
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................   4,349     118,731
#   Goodyear Lastikleri TAS............................   1,186      46,777

                                     1169

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
TURKEY -- (Continued)
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S......  68,781 $   96,017
*   GSD Holding........................................ 176,329    107,299
#   Gubre Fabrikalari TAS..............................  26,924     55,316
*   Gunes Sigorta......................................  11,861     11,922
*   Hurriyet Gazetecilik A.S...........................  27,657      8,498
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................   5,919     13,157
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........  37,047     43,102
    Is Finansal Kiralama A.S...........................  18,412      8,410
#*  Izmir Demir Celik Sanayi A.S.......................  13,823     17,799
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.....................................  74,534    105,601
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................  30,002     42,601
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 324,358    350,385
*   Karsan Otomotiv Sanayii Ve Ticaret A.S.............  67,832     39,411
    Kartonsan Karton Sanayi ve Ticaret A.S.............     381     43,374
*   Kerevitas Gida Sanayi ve Ticaret A.S...............     308      5,323
    KOC Holding A.S....................................  94,121    493,868
    Konya Cimento Sanayii A.S..........................     173     21,576
    Koza Altin Isletmeleri A.S.........................  10,739    110,978
*   Mardin Cimento Sanayii ve Ticaret A.S..............  10,685     25,932
*   Marshall Boya ve Vernik............................   1,004     16,542
#*  Menderes Tekstil Sanayi ve Ticaret A.S.............  84,060     33,700
*   Metro Ticari ve Mali Yatirimlar Holding A.S........  47,720     15,367
*   Migros Ticaret A.S.................................   7,692     68,625
#   Netas Telekomunikasyon A.S.........................  12,310     37,661
    Nuh Cimento Sanayi A.S.............................  13,377     59,607
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................  33,380     69,320
#   Petkim Petrokimya Holding A.S...................... 115,185    183,173
    Pinar Entegre Et ve Un Sanayi A.S..................   5,800     24,575
    Pinar SUT Mamulleri Sanayii A.S....................   7,182     62,615
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.  14,081     20,026
*   Sasa Polyester Sanayi A.S..........................  51,100     30,009
*   Sekerbank TAS...................................... 156,862    137,642
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...........  62,227     65,375
    Soda Sanayii A.S................................... 109,035    193,539
*   Tat Gida Sanayi A.S................................  42,626     52,580
    TAV Havalimanlari Holding A.S......................  46,434    381,063
#*  Tekfen Holding A.S.................................  72,271    167,603
    Teknosa Ic Ve Dis Ticaret A.S......................  12,892     71,578
#*  Tekstil Bankasi A.S................................  83,398     75,796
    Tofas Turk Otomobil Fabrikasi A.S..................  38,471    238,218
    Trakya Cam Sanayi A.S.............................. 139,748    177,141
    Tupras Turkiye Petrol Rafinerileri A.S.............  17,291    422,564
    Turcas Petrol A.S..................................  28,793     33,657
#   Turk Telekomunikasyon A.S..........................  66,132    197,982
    Turk Traktor ve Ziraat Makineleri A.S..............   3,555    124,889
*   Turkcell Iletisim Hizmetleri A.S...................  39,313    257,080
#*  Turkcell Iletisim Hizmetleri A.S. ADR..............  34,271    559,988
    Turkiye Garanti Bankasi A.S........................ 379,787  1,564,048
    Turkiye Halk Bankasi A.S........................... 127,584    960,648
    Turkiye Is Bankasi................................. 383,691  1,070,554
    Turkiye Sinai Kalkinma Bankasi A.S................. 310,914    276,087
    Turkiye Sise ve Cam Fabrikalari A.S................ 192,358    279,610
    Turkiye Vakiflar Bankasi Tao....................... 198,897    467,180

                                     1170

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
TURKEY -- (Continued)
    Ulker Biskuvi Sanayi A.S...........................  34,536 $    267,277
#   Vestel Beyaz Esya Sanayi ve Ticaret A.S............  33,719      110,837
*   Vestel Elektronik Sanayi ve Ticaret A.S............  43,607       78,164
    Yapi ve Kredi Bankasi A.S.......................... 213,182      485,662
#*  Zorlu Enerji Elektrik Uretim A.S...................  71,834       39,176
                                                                ------------
TOTAL TURKEY...........................................           18,341,040
                                                                ------------
UNITED STATES -- (0.0%)
    Bizlink Holding Rights.............................     568          186
                                                                ------------
TOTAL COMMON STOCKS....................................          834,701,445
                                                                ------------
PREFERRED STOCKS -- (3.7%)

BRAZIL -- (3.6%)
    AES Tiete SA.......................................  37,033      302,957
    Alpargatas SA......................................  34,417      161,103
    Banco ABC Brasil SA................................  28,372      161,947
    Banco Bradesco SA.................................. 274,090    4,181,269
    Banco Bradesco SA ADR.............................. 167,162    2,554,242
    Banco Daycoval SA..................................  20,400       83,263
    Banco do Estado do Rio Grande do Sul SA Class B....  66,616      338,842
*   Banco Industrial e Comercial SA....................  21,889       76,413
*   Banco Panamericano SA..............................  44,100       66,089
    Banco Pine SA......................................   8,710       29,715
    Centrais Eletricas Brasileiras SA Class B..........  46,500      223,200
    Centrais Eletricas de Santa Catarina SA............   6,450       42,503
    Cia Brasileira de Distribuicao.....................  20,214      975,618
    Cia de Gas de Sao Paulo COMGAS Class A.............   6,800      157,715
    Cia de Saneamento do Parana........................     100          256
    Cia de Transmissao de Energia Eletrica Paulista....  10,487      132,893
    Cia Energetica de Minas Gerais..................... 111,803      910,191
    Cia Energetica de Sao Paulo Class B................  49,500      631,200
    Cia Energetica do Ceara Class A....................   3,482       53,487
    Cia Ferro Ligas da Bahia - Ferbasa.................  16,000       72,075
    Cia Paranaense de Energia..........................   9,768      151,552
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  34,595      159,042
    Eucatex SA Industria e Comercio....................   6,800       13,188
*   Forjas Taurus SA...................................  26,718        8,008
*   Gol Linhas Aereas Inteligentes SA..................  38,000      229,968
    Itau Unibanco Holding SA........................... 364,559    5,640,119
    Itau Unibanco Holding SA ADR....................... 224,816    3,462,166
    Lojas Americanas SA................................ 148,158      943,640
    Marcopolo SA....................................... 113,800      200,639
    Oi SA.............................................. 238,709      154,668
    Petroleo Brasileiro SA............................. 148,593    1,250,965
    Petroleo Brasileiro SA Sponsored ADR............... 188,623    3,172,639
    Randon Participacoes SA............................  72,875      200,115
    Saraiva SA Livreiros Editores......................   9,515       76,581
    Suzano Papel e Celulose SA Class A................. 117,200      454,594
    Telefonica Brasil SA...............................     962       19,335
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 160,300      568,778
    Vale SA............................................ 114,749    1,473,339

                                     1171

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
BRAZIL -- (Continued)
    Vale SA Sponsored ADR..............................   320,468 $ 4,101,990
                                                                  -----------
TOTAL BRAZIL...........................................            33,436,304
                                                                  -----------
CHILE -- (0.0%)
    Embotelladora Andina SA............................    18,695      56,213
    Embotelladora Andina SA Class B....................    18,186      64,697
                                                                  -----------
TOTAL CHILE............................................               120,910
                                                                  -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................    75,311     153,492
    Banco Davivienda SA................................    28,006     474,242
    Grupo Aval Acciones y Valores......................   253,553     187,792
    Grupo de Inversiones Suramericana SA...............     8,547     180,709
                                                                  -----------
TOTAL COLOMBIA.........................................               996,235
                                                                  -----------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%........ 2,226,672      29,312
                                                                  -----------
TOTAL PREFERRED STOCKS.................................            34,582,761
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14..................................       635       1,011
                                                                  -----------
INDIA -- (0.0%)
*   Indian Hotels Co., Ltd. Rights 08/20/14............    27,805          --
*   Lakshmi Vilas Rights 12/31/14......................    10,533       5,787
                                                                  -----------
TOTAL INDIA............................................                 5,787
                                                                  -----------
MALAYSIA -- (0.0%)
*   Malaysian Resources Corp. Bhd Warrants 09/16/18....         1          --
*   Symphony Life Bhd Warrants 11/11/20................        --          --
                                                                  -----------
TOTAL MALAYSIA.........................................                    --
                                                                  -----------
SOUTH AFRICA -- (0.0%)
*   Steinhoff International Holdings Rights 08/01/14...    79,246      11,825
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   AK Holdings, Inc. Rights 08/13/14..................        56         564
*   Hanjin Heavy Industrial and Construction Rights
      08/07/14.........................................     6,885       6,765
*   JB Financial Group Rights 09/03/14.................     6,264       8,227
*   NK Co., Ltd. Rights 08/01/14.......................       732         819
                                                                  -----------
TOTAL SOUTH KOREA......................................                16,375
                                                                  -----------
THAILAND -- (0.0%)
*   Gland W3 Warrants 12/31/14.........................    40,393       2,893
*   LH W3 Warrants 04/29/17............................    64,600      11,568

                                     1172

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
THAILAND -- (Continued)
*     Tru Rights 08/28/14...............................   387,540 $     36,811
                                                                   ------------
TOTAL THAILAND..........................................                 51,272
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 86,270
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund.................... 5,025,656   58,146,842
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $810,786,178)^^.....           $927,517,318
                                                                   ============

                                     1173

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
    Brazil..................... $ 62,396,927 $     58,939   --    $ 62,455,866
    Chile......................   12,692,146           --   --      12,692,146
    China......................   18,153,654  116,852,483   --     135,006,137
    Colombia...................    6,291,433           --   --       6,291,433
    Czech Republic.............           --    1,947,735   --       1,947,735
    Egypt......................           --      618,241   --         618,241
    Greece.....................      151,350    5,345,987   --       5,497,337
    Hungary....................           --    1,808,244   --       1,808,244
    India......................    6,278,441   62,470,463   --      68,748,904
    Indonesia..................    1,537,228   27,059,459   --      28,596,687
    Malaysia...................           --   37,364,829   --      37,364,829
    Mexico.....................   49,896,900       10,531   --      49,907,431
    Peru.......................    1,655,932           --   --       1,655,932
    Philippines................      512,150   11,742,184   --      12,254,334
    Poland.....................           --   19,617,345   --      19,617,345
    Russia.....................      718,605   18,687,903   --      19,406,508
    South Africa...............   11,193,411   53,148,433   --      64,341,844
    South Korea................    6,575,984  123,247,006   --     129,822,990
    Taiwan.....................   10,333,446  118,704,103   --     129,037,549
    Thailand...................   29,272,740       15,987   --      29,288,727
    Turkey.....................      559,988   17,781,052   --      18,341,040
    United States..............           --          186   --             186
 Preferred Stocks
    Brazil.....................   33,436,304           --   --      33,436,304
    Chile......................      120,910           --   --         120,910
    Colombia...................      996,235           --   --         996,235
    India......................           --       29,312   --          29,312
 Rights/Warrants
    Brazil.....................           --        1,011   --           1,011
    India......................           --        5,787   --           5,787
    Malaysia...................           --           --   --              --
    South Africa...............           --       11,825   --          11,825
    South Korea................           --       16,375   --          16,375
    Thailand...................           --       51,272   --          51,272
 Securities Lending Collateral.           --   58,146,842   --      58,146,842
                                ------------ ------------   --    ------------
 TOTAL......................... $252,773,784 $674,743,534   --    $927,517,318
                                ============ ============   ==    ============

                                     1174

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company.............................. $3,527,408,356
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,941,844,634)^^.................................... $3,527,408,356
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1175

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ -----------
COMMON STOCKS -- (93.0%)

Consumer Discretionary -- (12.0%)
*   1-800-Flowers.com, Inc. Class A....................  3,914 $    20,040
    Aaron's, Inc.......................................  7,750     204,445
#   Abercrombie & Fitch Co. Class A....................  8,850     348,159
    Advance Auto Parts, Inc............................  7,900     956,769
#*  Aeropostale, Inc...................................  8,325      27,639
    AH Belo Corp. Class A..............................  1,226      12,934
*   Amazon.com, Inc.................................... 39,712  12,429,459
*   Ambassadors Group, Inc.............................  1,423       6,119
*   AMC Networks, Inc. Class A.........................  5,981     358,082
#*  America's Car-Mart, Inc............................  1,100      41,184
*   American Axle & Manufacturing Holdings, Inc........  7,152     131,525
#   American Eagle Outfitters, Inc..................... 18,300     195,078
#*  American Public Education, Inc.....................  2,200      78,540
*   ANN, Inc...........................................  5,225     192,019
*   Apollo Education Group, Inc. Class A............... 10,210     285,165
    Arctic Cat, Inc....................................  2,500      89,000
*   Asbury Automotive Group, Inc.......................  2,900     195,837
*   Ascena Retail Group, Inc........................... 13,900     223,234
*   Ascent Capital Group, Inc. Class A.................  1,135      70,347
#   Autoliv, Inc....................................... 10,143   1,009,330
#*  AutoNation, Inc....................................  4,387     233,915
*   AutoZone, Inc......................................  3,600   1,861,308
*   Ballantyne Strong, Inc.............................  2,600      10,062
#*  Bally Technologies, Inc............................  4,400     264,748
#*  Barnes & Noble, Inc................................  3,400      70,788
    Bassett Furniture Industries, Inc..................    306       4,461
    Beasley Broadcasting Group, Inc. Class A...........    325       1,989
#*  Beazer Homes USA, Inc..............................    779      11,958
    bebe stores, Inc...................................  3,388       9,520
#*  Bed Bath & Beyond, Inc............................. 22,104   1,398,962
*   Belmond, Ltd. Class A..............................  8,827     109,455
    Best Buy Co., Inc.................................. 29,105     865,292
#   Big 5 Sporting Goods Corp..........................  2,146      21,267
    Big Lots, Inc......................................  5,898     258,037
#*  Biglari Holdings, Inc..............................    258     109,653
*   BJ's Restaurants, Inc..............................  2,498      85,606
*   Bloomin' Brands, Inc...............................  8,000     156,720
#*  Blue Nile, Inc.....................................  1,407      36,230
#   Blyth, Inc.........................................    836       5,058
#   Bob Evans Farms, Inc...............................  3,500     166,285
#*  Body Central Corp..................................  1,200         625
#   Bon-Ton Stores, Inc. (The).........................  2,096      19,493
*   Books-A-Million, Inc...............................  1,295       2,771
    BorgWarner, Inc.................................... 24,730   1,539,442
#*  Boyd Gaming Corp...................................  5,900      64,900
*   Bravo Brio Restaurant Group, Inc...................  1,543      22,991
#*  Bridgepoint Education, Inc.........................  1,683      20,213
    Brinker International, Inc.........................  7,728     346,524
    Brown Shoe Co., Inc................................  5,187     146,222
    Brunswick Corp.....................................  9,823     396,162
#   Buckle, Inc. (The).................................  3,112     138,484

                                     1176

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Buffalo Wild Wings, Inc............................   2,000 $   290,640
*   Build-A-Bear Workshop, Inc.........................   2,400      25,320
#   Burger King Worldwide, Inc.........................   5,820     153,532
#*  Cabela's, Inc......................................   4,900     285,964
#   Cablevision Systems Corp. Class A..................  20,795     399,680
#*  Cache, Inc.........................................   1,087       1,272
#*  Caesars Acquisition Co. Class A....................   1,600      18,400
#*  Caesars Entertainment Corp.........................   2,900      46,400
    Callaway Golf Co...................................   6,900      52,440
*   Cambium Learning Group, Inc........................  11,314      22,175
    Capella Education Co...............................   1,400      89,544
*   Career Education Corp..............................   6,800      34,748
#*  CarMax, Inc........................................  24,738   1,207,462
*   Carmike Cinemas, Inc...............................   3,469     109,065
    Carnival Corp......................................  43,471   1,574,520
    Carriage Services, Inc.............................   2,167      34,954
*   Carrols Restaurant Group, Inc......................   2,151      16,154
    Carter's, Inc......................................   5,300     405,768
    Cato Corp. (The) Class A...........................   2,761      85,204
*   Cavco Industries, Inc..............................   1,157      82,598
    CBS Corp. Class A..................................   5,128     292,552
    CBS Corp. Class B..................................  57,458   3,265,338
#*  Central European Media Enterprises, Ltd. Class A...     524       1,373
*   Charter Communications, Inc. Class A...............   7,100   1,097,092
#   Cheesecake Factory, Inc. (The).....................   5,550     237,984
    Cherokee, Inc......................................     542       9,100
    Chico's FAS, Inc...................................  18,000     284,580
#   Children's Place, Inc. (The).......................   2,340     117,468
*   Chipotle Mexican Grill, Inc........................   3,385   2,276,412
    Choice Hotels International, Inc...................   3,175     148,876
*   Christopher & Banks Corp...........................     817       6,985
    Churchill Downs, Inc...............................   1,444     124,906
#*  Chuy's Holdings, Inc...............................   1,600      45,840
*   Cinedigm Corp......................................   9,275      21,054
    Cinemark Holdings, Inc.............................  11,217     367,918
*   Citi Trends, Inc...................................   1,200      24,180
    Clear Channel Outdoor Holdings, Inc. Class A.......   3,850      29,068
#   Coach, Inc.........................................  28,168     973,486
#   Collectors Universe, Inc...........................     600      12,012
    Columbia Sportswear Co.............................   1,327      99,207
    Comcast Corp. Class A.............................. 227,903  12,245,228
    Comcast Corp. Special Class A......................  47,472   2,538,328
#*  Conn's, Inc........................................   2,882     115,280
    Cooper Tire & Rubber Co............................   6,429     185,734
    Core-Mark Holding Co., Inc.........................   2,400     113,280
#   Cracker Barrel Old Country Store, Inc..............   2,300     223,008
*   Crocs, Inc.........................................   9,700     153,939
#*  Crown Media Holdings, Inc. Class A.................     130         439
    CSS Industries, Inc................................   1,250      30,863
    CST Brands, Inc....................................   8,177     273,357
#   CTC Media, Inc.....................................   6,208      60,031
    Culp, Inc..........................................   1,492      27,035
*   Cumulus Media, Inc. Class A........................   4,000      20,720

                                     1177

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Dana Holding Corp..................................  16,174 $  361,974
#   Darden Restaurants, Inc............................  12,962    605,973
#*  Deckers Outdoor Corp...............................   3,700    327,487
*   Del Frisco's Restaurant Group, Inc.................   1,292     27,545
#*  dELiA*s, Inc.......................................   1,100        677
    Delphi Automotive P.L.C............................  31,209  2,084,761
    Destination Maternity Corp.........................   1,600     30,448
#*  Destination XL Group, Inc..........................   4,200     22,470
    DeVry Education Group, Inc.........................   5,026    200,889
    Dick's Sporting Goods, Inc.........................  10,039    426,959
    Dillard's, Inc. Class A............................   3,826    456,136
    DineEquity, Inc....................................   1,700    137,785
*   DIRECTV............................................  57,609  4,957,254
*   Discovery Communications, Inc. Class A.............  15,081  1,285,052
#*  Discovery Communications, Inc. Class C.............   7,452    626,713
*   DISH Network Corp. Class A.........................  23,755  1,469,484
*   Dollar General Corp................................  31,294  1,728,368
*   Dollar Tree, Inc...................................  24,100  1,312,727
    Domino's Pizza, Inc................................   5,786    416,592
#*  Dorman Products, Inc...............................   2,578    111,834
*   Dover Downs Gaming & Entertainment, Inc............   2,000      2,520
    DR Horton, Inc.....................................  29,700    614,790
#*  DreamWorks Animation SKG, Inc. Class A.............   7,680    153,600
    Drew Industries, Inc...............................   2,271    102,195
    DSW, Inc. Class A..................................   7,616    202,509
    Dunkin' Brands Group, Inc..........................  10,785    462,245
#*  Education Management Corp..........................   3,571      4,607
    Einstein Noah Restaurant Group, Inc................     395      5,976
#*  Entercom Communications Corp. Class A..............   2,510     23,720
#   Entravision Communications Corp. Class A...........   4,908     27,436
#   Ethan Allen Interiors, Inc.........................   2,900     66,468
*   EW Scripps Co. (The) Class A.......................   3,300     71,544
    Expedia, Inc.......................................  10,948    869,490
*   Express, Inc.......................................   8,200    127,592
    Family Dollar Stores, Inc..........................  11,175    835,331
#*  Famous Dave's Of America, Inc......................   1,098     27,373
*   Federal-Mogul Holdings Corp........................   2,097     33,426
*   Fiesta Restaurant Group, Inc.......................   2,096     95,116
    Finish Line, Inc. (The) Class A....................   5,300    139,337
#*  Five Below, Inc....................................   1,629     59,654
    Foot Locker, Inc...................................  15,542    738,711
    Ford Motor Co...................................... 386,966  6,586,161
*   Fossil Group, Inc..................................   5,703    558,894
    Fred's, Inc. Class A...............................   3,670     58,096
#*  FTD Cos., Inc......................................   1,870     61,598
*   Fuel Systems Solutions, Inc........................   1,392     14,616
#*  G-III Apparel Group, Ltd...........................   1,800    139,806
*   Gaiam, Inc. Class A................................   1,309      8,613
#   GameStop Corp. Class A.............................  12,940    543,092
*   Gaming Partners International Corp.................     800      6,912
    Gannett Co., Inc...................................  23,899    781,975
    Gap, Inc. (The)....................................  27,680  1,110,245
#   Garmin, Ltd........................................  12,906    710,346

                                     1178

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Geeknet, Inc.......................................     500 $     5,965
    General Motors Co..................................  77,360   2,616,315
#*  Genesco, Inc.......................................   2,400     183,048
    Gentex Corp........................................  15,495     447,805
*   Gentherm, Inc......................................   3,703     154,971
    Genuine Parts Co...................................  16,830   1,393,861
    GNC Holdings, Inc. Class A.........................  10,132     332,431
    Goodyear Tire & Rubber Co. (The)...................  26,660     671,032
    Gordmans Stores, Inc...............................     279       1,010
    Graham Holdings Co. Class B........................     500     342,875
*   Grand Canyon Education, Inc........................   4,308     185,244
*   Gray Television, Inc...............................   4,850      59,073
#   Group 1 Automotive, Inc............................   2,780     205,498
#*  Groupon, Inc.......................................  27,605     178,604
#   Guess?, Inc........................................   6,590     171,406
    H&R Block, Inc.....................................  29,001     931,802
    Hanesbrands, Inc...................................  10,675   1,043,054
    Harley-Davidson, Inc...............................  24,000   1,483,680
    Harman International Industries, Inc...............   7,400     803,270
    Harte-Hanks, Inc...................................   3,368      22,094
#   Hasbro, Inc........................................  12,600     629,496
    Haverty Furniture Cos., Inc........................   1,700      37,791
*   Helen of Troy, Ltd.................................   4,100     219,883
*   hhgregg, Inc.......................................   2,516      17,889
#*  Hibbett Sports, Inc................................   2,888     144,140
    Home Depot, Inc. (The)............................. 146,603  11,852,853
#*  HomeAway, Inc......................................   7,000     243,040
    Hooker Furniture Corp..............................   1,300      18,876
    HSN, Inc...........................................   4,220     235,856
*   Hyatt Hotels Corp. Class A.........................   4,993     293,738
#*  Iconix Brand Group, Inc............................   7,198     303,972
    International Game Technology......................  27,800     470,654
    International Speedway Corp. Class A...............   2,075      62,914
    Interpublic Group of Cos., Inc. (The)..............  44,816     883,323
    Interval Leisure Group, Inc........................   4,458      94,420
#*  iRobot Corp........................................   2,767      89,568
*   Isle of Capri Casinos, Inc.........................   3,400      26,894
#*  ITT Educational Services, Inc......................   1,300      18,499
    Jack in the Box, Inc...............................   4,400     251,636
#   JAKKS Pacific, Inc.................................   2,151      13,422
*   Jarden Corp........................................   9,712     542,901
#*  JC Penney Co., Inc.................................  16,086     150,887
    John Wiley & Sons, Inc. Class A....................   5,120     307,661
    Johnson Controls, Inc..............................  71,096   3,358,575
    Johnson Outdoors, Inc. Class A.....................   1,187      27,372
*   Journal Communications, Inc. Class A...............   5,077      55,238
*   K12, Inc...........................................   2,215      51,632
*   Kate Spade & Co....................................  12,745     482,143
#   KB Home............................................   8,900     145,070
#*  Kirkland's, Inc....................................   1,502      28,253
#   Kohl's Corp........................................  23,760   1,272,110
*   Kona Grill, Inc....................................   1,120      20,642
#*  Krispy Kreme Doughnuts, Inc........................   5,319      81,434

                                     1179

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    L Brands, Inc......................................  26,236 $ 1,520,901
    La-Z-Boy, Inc......................................   6,000     126,240
*   Lakeland Industries, Inc...........................   1,000       6,150
#   Lamar Advertising Co. Class A......................   7,915     396,937
#*  Lands' End, Inc....................................   1,303      45,853
    Las Vegas Sands Corp...............................  44,089   3,255,973
*   LeapFrog Enterprises, Inc..........................   5,500      39,710
    Lear Corp..........................................   8,400     791,028
*   Learning Tree International, Inc...................   1,342       3,194
#   Leggett & Platt, Inc...............................  15,277     501,086
#   Lennar Corp. Class A...............................  15,500     561,565
    Lennar Corp. Class B...............................   1,241      37,975
*   Libbey, Inc........................................   2,200      57,288
#*  Liberty Global P.L.C. Class A......................  22,037     916,739
*   Liberty Global P.L.C. Class B......................      95       4,259
*   Liberty Global P.L.C. Class C......................  54,276   2,170,497
*   Liberty Interactive Corp. Class A..................  55,690   1,562,104
*   Liberty Interactive Corp. Class B..................     201       5,628
*   Liberty Media Corp.................................  21,958   1,032,026
*   Liberty Media Corp. Class A........................  10,779     507,152
*   Liberty Media Corp. Class B........................     200       9,952
*   Liberty Ventures Series A..........................   6,644     459,499
*   Life Time Fitness, Inc.............................   4,178     164,404
#   Lifetime Brands, Inc...............................     300       5,100
*   LIN Media LLC Class A..............................   3,200      82,592
    Lincoln Educational Services Corp..................   2,164       7,985
#   Lions Gate Entertainment Corp......................   7,700     237,160
    Lithia Motors, Inc. Class A........................   2,487     220,970
*   Live Nation Entertainment, Inc.....................  15,286     354,788
*   LKQ Corp...........................................  31,047     812,034
*   Loral Space & Communications, Inc..................   1,300      93,990
    Lowe's Cos., Inc................................... 107,172   5,128,180
*   Luby's, Inc........................................   1,849       9,282
#*  Lululemon Athletica, Inc...........................   8,363     321,725
#*  Lumber Liquidators Holdings, Inc...................   2,649     143,629
*   M/I Homes, Inc.....................................   2,750      56,595
    Macy's, Inc........................................  38,835   2,244,275
*   Madison Square Garden Co. (The) Class A............   6,500     385,710
    Marcus Corp. (The).................................   2,400      42,408
#   Marine Products Corp...............................   1,898      16,114
#*  MarineMax, Inc.....................................   1,700      28,339
#   Marriott International, Inc. Class A...............  27,826   1,800,620
*   Marriott Vacations Worldwide Corp..................   2,389     137,487
#*  Martha Stewart Living Omnimedia, Inc. Class A......   2,700      12,177
    Mattel, Inc........................................  36,665   1,298,858
#   Matthews International Corp. Class A...............   2,546     110,727
*   McClatchy Co. (The) Class A........................   4,300      20,769
    McDonald's Corp.................................... 107,641  10,178,533
#   MDC Holdings, Inc..................................   4,445     119,882
#*  Media General, Inc. Class A........................     800      16,128
    Men's Wearhouse, Inc. (The)........................   5,635     283,553
    Meredith Corp......................................   2,528     116,086
*   Meritage Homes Corp................................   3,700     141,710

                                     1180

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   MGM Resorts International.......................... 40,164 $1,078,002
*   Michael Kors Holdings, Ltd......................... 21,453  1,747,990
*   Modine Manufacturing Co............................  3,907     53,799
*   Mohawk Industries, Inc.............................  5,800    723,666
*   Monarch Casino & Resort, Inc.......................  1,845     23,026
#   Monro Muffler Brake, Inc...........................  2,978    151,253
    Morningstar, Inc...................................  2,287    155,081
*   Motorcar Parts of America, Inc.....................    783     17,430
    Movado Group, Inc..................................  2,362     96,677
*   Multimedia Games Holding Co., Inc..................  2,364     57,020
*   Murphy USA, Inc....................................  4,848    239,588
    NACCO Industries, Inc. Class A.....................    387     18,456
#*  Nathan's Famous, Inc...............................    509     25,302
    National CineMedia, Inc............................  6,419    103,089
*   Nautilus, Inc......................................  4,149     41,324
*   Netflix, Inc.......................................  5,554  2,347,787
*   New York & Co., Inc................................  5,059     17,049
#   New York Times Co. (The) Class A................... 14,000    174,860
    Newell Rubbermaid, Inc............................. 26,868    872,673
*   News Corp. Class A................................. 41,104    725,486
#*  News Corp. Class B................................. 11,390    196,022
#   Nexstar Broadcasting Group, Inc. Class A...........  2,793    130,126
    NIKE, Inc. Class B................................. 72,942  5,626,016
    Nordstrom, Inc..................................... 17,146  1,187,018
#*  Norwegian Cruise Line Holdings, Ltd................  5,765    188,977
#   Nutrisystem, Inc...................................  2,651     42,549
*   NVR, Inc...........................................    500    563,230
*   O'Reilly Automotive, Inc........................... 12,850  1,927,500
*   Office Depot, Inc.................................. 46,175    231,337
    Omnicom Group, Inc................................. 27,235  1,906,178
*   Orbitz Worldwide, Inc..............................  3,586     31,736
#*  Outerwall, Inc.....................................  2,800    154,056
*   Overstock.com, Inc.................................  1,830     29,738
    Oxford Industries, Inc.............................  1,382     82,326
*   Pacific Sunwear of California, Inc.................  6,000     12,180
#*  Panera Bread Co. Class A...........................  3,075    452,947
    Papa John's International, Inc.....................  3,800    158,422
*   Penn National Gaming, Inc..........................  6,827     71,547
    Penske Automotive Group, Inc.......................  4,700    218,315
*   Pep Boys-Manny, Moe & Jack (The)...................  4,332     45,833
#*  Perry Ellis International, Inc.....................    969     17,830
#   PetMed Express, Inc................................  2,200     30,140
    PetSmart, Inc...................................... 11,200    763,168
#   Pier 1 Imports, Inc................................ 10,500    158,130
#*  Pinnacle Entertainment, Inc........................  5,100    111,180
    Polaris Industries, Inc............................  6,994  1,031,895
    Pool Corp..........................................  5,100    279,276
*   Popeyes Louisiana Kitchen, Inc.....................  2,600    104,780
*   Priceline Group, Inc. (The)........................  5,582  6,935,356
    PulteGroup, Inc.................................... 36,663    647,102
    PVH Corp...........................................  8,755    964,626
#*  Quiksilver, Inc....................................  8,658     25,887
#*  RadioShack Corp.................................... 11,260      6,981

                                     1181

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Ralph Lauren Corp..................................   6,300 $  981,918
*   Red Lion Hotels Corp...............................   2,034     11,146
*   Red Robin Gourmet Burgers, Inc.....................   1,300     83,668
#   Regal Entertainment Group Class A..................   9,436    183,625
    Regis Corp.........................................   4,556     63,465
#   Rent-A-Center, Inc.................................   6,145    147,111
#*  Rentrak Corp.......................................   1,137     56,441
    RG Barry Corp......................................   1,300     24,557
*   Rick's Cabaret International, Inc..................   1,000     11,080
    Rocky Brands, Inc..................................     231      3,483
    Ross Stores, Inc...................................  24,000  1,545,600
    Royal Caribbean Cruises, Ltd.......................  16,400    978,260
#*  Ruby Tuesday, Inc..................................   5,370     32,274
    Ruth's Hospitality Group, Inc......................   4,284     48,623
#   Ryland Group, Inc. (The)...........................   4,600    147,660
    Saga Communications, Inc. Class A..................     676     24,336
#   Salem Communications Corp. Class A.................     400      3,484
*   Sally Beauty Holdings, Inc.........................  17,735    460,223
#   Scholastic Corp....................................   2,600     92,092
#*  Scientific Games Corp. Class A.....................   5,774     49,310
    Scripps Networks Interactive, Inc. Class A.........   9,189    757,265
#*  Sears Holdings Corp................................   4,332    165,266
#*  Select Comfort Corp................................   5,594    112,999
    Service Corp. International........................  22,783    478,443
*   Shiloh Industries, Inc.............................   1,564     26,588
    Shoe Carnival, Inc.................................     771     13,724
#*  Shutterfly, Inc....................................   3,662    180,610
    Signet Jewelers, Ltd...............................   8,700    885,573
#   Sinclair Broadcast Group, Inc. Class A.............   7,300    235,863
#*  Sirius XM Holdings, Inc............................ 321,376  1,086,251
    Six Flags Entertainment Corp.......................   8,578    327,851
*   Sizmek, Inc........................................   2,200     19,998
*   Skechers U.S.A., Inc. Class A......................   3,800    198,246
#*  Skyline Corp.......................................     800      3,768
    Sonic Automotive, Inc. Class A.....................   4,001     97,304
*   Sonic Corp.........................................   6,463    133,461
#   Sotheby's..........................................   7,207    285,758
    Spartan Motors, Inc................................   3,375     14,513
    Speedway Motorsports, Inc..........................   2,352     41,019
#   Stage Stores, Inc..................................   3,250     58,565
    Standard Motor Products, Inc.......................   1,900     68,495
#*  Standard Pacific Corp..............................  17,289    130,359
*   Stanley Furniture Co., Inc.........................     637      1,650
#   Staples, Inc.......................................  69,757    808,484
    Starbucks Corp.....................................  80,947  6,287,963
    Starwood Hotels & Resorts Worldwide, Inc...........  21,047  1,617,251
*   Starz..............................................  11,477    327,209
*   Starz Class B......................................     200      5,900
    Stein Mart, Inc....................................   3,347     43,444
*   Steiner Leisure, Ltd...............................   1,400     55,874
*   Steven Madden, Ltd.................................   6,892    219,510
*   Stoneridge, Inc....................................   3,400     37,298
*   Strayer Education, Inc.............................     500     25,910

                                     1182

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Sturm Ruger & Co., Inc.............................   1,900 $    94,924
#   Superior Industries International, Inc.............   2,200      41,162
    Superior Uniform Group, Inc........................     162       3,362
*   Systemax, Inc......................................   1,666      22,774
    Tandy Leather Factory, Inc.........................     663       6,192
    Target Corp........................................  65,382   3,896,113
*   Tempur Sealy International, Inc....................   6,523     356,873
*   Tenneco, Inc.......................................   6,595     420,101
#*  Tesla Motors, Inc..................................   9,501   2,121,573
    Texas Roadhouse, Inc...............................   6,800     169,184
    Thor Industries, Inc...............................   4,861     257,487
    Tiffany & Co.......................................  13,444   1,312,269
#*  Tile Shop Holdings, Inc............................   1,665      16,833
    Time Warner Cable, Inc.............................  30,636   4,445,284
    Time Warner, Inc...................................  98,792   8,201,712
*   Time, Inc..........................................  12,349     297,611
    TJX Cos., Inc. (The)...............................  77,442   4,126,884
*   Toll Brothers, Inc.................................  15,760     515,194
*   Tower International, Inc...........................     600      18,900
    Town Sports International Holdings, Inc............   2,129       9,793
    Tractor Supply Co..................................  15,088     938,021
#*  TripAdvisor, Inc...................................  11,496   1,090,281
*   TRW Automotive Holdings Corp.......................  12,328   1,261,031
#*  Tuesday Morning Corp...............................   3,200      52,672
#*  Tumi Holdings, Inc.................................   2,325      49,011
#   Tupperware Brands Corp.............................   6,100     443,958
    Twenty-First Century Fox, Inc. Class A............. 154,967   4,909,355
    Twenty-First Century Fox, Inc. Class B.............  45,563   1,442,525
*   Ulta Salon Cosmetics & Fragrance, Inc..............   6,522     602,176
#*  Under Armour, Inc. Class A.........................  15,900   1,061,325
*   Unifi, Inc.........................................   1,766      50,578
*   Universal Electronics, Inc.........................   1,700      80,971
    Universal Technical Institute, Inc.................   2,300      27,531
*   Urban Outfitters, Inc..............................  12,450     444,838
    Vail Resorts, Inc..................................   3,700     279,350
#   Value Line, Inc....................................     400       6,680
#*  Valuevision Media, Inc. Class A....................   3,000      13,740
#*  Vera Bradley, Inc..................................   2,206      43,745
    VF Corp............................................  37,800   2,316,006
    Viacom, Inc. Class A...............................   1,192      99,103
    Viacom, Inc. Class B...............................  40,574   3,354,253
*   Visteon Corp.......................................   4,607     439,968
#*  Vitacost.com, Inc..................................     489       3,902
*   Vitamin Shoppe, Inc................................   2,565     109,397
*   VOXX International Corp............................   1,966      19,483
    Walt Disney Co. (The).............................. 183,316  15,743,178
#   Weight Watchers International, Inc.................   2,900      62,901
    Wendy's Co. (The)..................................  33,225     270,784
#*  West Marine, Inc...................................   2,681      23,003
#*  Wet Seal, Inc. (The) Class A.......................   9,200       8,483
    Whirlpool Corp.....................................   7,865   1,121,864
    Williams-Sonoma, Inc...............................   9,360     627,775
#   Winmark Corp.......................................     300      19,641

                                     1183

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#*  Winnebago Industries, Inc..........................   2,736 $     64,296
#   Wolverine World Wide, Inc..........................  10,800      262,008
#   World Wrestling Entertainment, Inc. Class A........   3,100       38,688
    Wyndham Worldwide Corp.............................  15,302    1,156,066
    Wynn Resorts, Ltd..................................   8,681    1,850,789
    Yum! Brands, Inc...................................  46,861    3,252,153
*   Zagg, Inc..........................................     171          874
#*  Zumiez, Inc........................................   2,400       66,840
                                                                ------------
Total Consumer Discretionary...........................          282,463,265
                                                                ------------
Consumer Staples -- (7.9%)
    Alico, Inc.........................................     496       18,307
*   Alliance One International, Inc....................   8,769       19,906
    Altria Group, Inc.................................. 214,752    8,718,931
    Andersons, Inc. (The)..............................   2,677      144,612
#*  Annie's, Inc.......................................   1,643       47,943
    Archer-Daniels-Midland Co..........................  70,090    3,252,176
#   Avon Products, Inc.................................  44,150      582,780
#   B&G Foods, Inc.....................................   6,542      183,634
#*  Boston Beer Co., Inc. (The) Class A................   1,085      239,134
#*  Boulder Brands, Inc................................   7,136       80,994
    Brown-Forman Corp. Class A.........................   8,651      745,716
    Brown-Forman Corp. Class B.........................  12,794    1,108,600
    Bunge, Ltd.........................................  15,335    1,209,011
    Cal-Maine Foods, Inc...............................   2,100      149,520
    Calavo Growers, Inc................................   1,264       43,595
#   Campbell Soup Co...................................  20,536      854,092
#   Casey's General Stores, Inc........................   4,100      271,297
*   Central Garden and Pet Co..........................   1,175       10,798
*   Central Garden and Pet Co. Class A.................   3,229       30,127
#*  Chefs' Warehouse, Inc. (The).......................     525        9,224
#*  Chiquita Brands International, Inc.................   4,900       46,991
    Church & Dwight Co., Inc...........................  14,700      943,446
#   Clorox Co. (The)...................................  13,229    1,149,203
#   Coca-Cola Bottling Co. Consolidated................     481       33,583
    Coca-Cola Co. (The)................................ 425,959   16,735,929
    Coca-Cola Enterprises, Inc.........................  30,541    1,388,088
    Colgate-Palmolive Co...............................  97,466    6,179,344
    ConAgra Foods, Inc.................................  43,589    1,313,337
*   Constellation Brands, Inc. Class A.................  18,303    1,523,908
    Costco Wholesale Corp..............................  47,166    5,543,892
#*  Crimson Wine Group, Ltd............................   2,024       19,026
    CVS Caremark Corp.................................. 132,004   10,079,825
*   Darling Ingredients, Inc...........................  12,564      235,198
#   Dean Foods Co......................................  10,084      154,487
    Dr Pepper Snapple Group, Inc.......................  22,078    1,297,303
#*  Elizabeth Arden, Inc...............................   2,600       53,638
    Energizer Holdings, Inc............................   6,800      780,368
    Estee Lauder Cos., Inc. (The) Class A..............  24,419    1,793,820
*   Farmer Bros. Co....................................   1,300       26,611
#   Flowers Foods, Inc.................................  20,404      389,512
    Fresh Del Monte Produce, Inc.......................   3,973      118,952
#*  Fresh Market, Inc. (The)...........................   4,133      123,701

                                     1184

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    General Mills, Inc.................................  66,207 $ 3,320,281
#*  Hain Celestial Group, Inc. (The)...................   4,400     376,200
#   Herbalife, Ltd.....................................   8,600     450,640
    Hershey Co. (The)..................................  16,322   1,438,784
    Hillshire Brands Co. (The).........................  13,670     858,066
    Hormel Foods Corp..................................  15,600     706,056
    Ingles Markets, Inc. Class A.......................   1,110      27,217
    Ingredion, Inc.....................................   7,943     584,843
    Inter Parfums, Inc.................................   1,760      45,989
*   Inventure Foods, Inc...............................   1,529      18,424
    J&J Snack Foods Corp...............................   1,491     134,324
    JM Smucker Co. (The)...............................  11,871   1,182,826
#   John B. Sanfilippo & Son, Inc......................   1,301      34,411
    Kellogg Co.........................................  26,695   1,597,162
#   Keurig Green Mountain, Inc.........................  13,562   1,617,675
    Kimberly-Clark Corp................................  40,025   4,157,397
    Kraft Foods Group, Inc.............................  62,977   3,374,623
    Kroger Co. (The)...................................  53,643   2,627,434
    Lancaster Colony Corp..............................   2,100     183,435
*   Lifeway Foods, Inc.................................     315       3,934
    Lorillard, Inc.....................................  40,200   2,431,296
    McCormick & Co., Inc.(579780107)...................     607      40,062
    McCormick & Co., Inc.(579780206)...................  11,914     783,703
    Mead Johnson Nutrition Co..........................  21,172   1,935,968
#*  Medifast, Inc......................................   2,100      60,291
    MGP Ingredients, Inc...............................     233       1,876
    Molson Coors Brewing Co. Class B...................  14,105     952,511
    Mondelez International, Inc. Class A............... 179,215   6,451,740
*   Monster Beverage Corp..............................  15,848   1,013,638
*   National Beverage Corp.............................   1,044      17,894
*   Natural Alternatives International, Inc............   1,000       5,430
    Nu Skin Enterprises, Inc. Class A..................   6,221     365,111
*   Nutraceutical International Corp...................   1,459      33,674
    Oil-Dri Corp. of America...........................     641      18,698
*   Omega Protein Corp.................................   2,100      29,442
*   Pantry, Inc. (The).................................   3,100      55,521
    PepsiCo, Inc....................................... 166,178  14,640,282
    Philip Morris International, Inc................... 172,168  14,119,498
*   Pilgrim's Pride Corp...............................   7,683     214,817
    Pinnacle Foods, Inc................................     303       9,129
#*  Post Holdings, Inc.................................   3,247     145,855
#   Pricesmart, Inc....................................   2,200     181,060
    Procter & Gamble Co. (The)......................... 296,869  22,953,911
    Reliv International, Inc...........................   1,707       2,304
#*  Revlon, Inc. Class A...............................   1,909      58,225
    Reynolds American, Inc.............................  34,400   1,921,240
*   Rite Aid Corp......................................  84,743     566,931
    Rocky Mountain Chocolate Factory, Inc..............     950      12,160
    Safeway, Inc.......................................  26,773     922,598
#   Sanderson Farms, Inc...............................   2,050     186,735
*   Seneca Foods Corp. Class A.........................     500      14,310
#   Snyder's-Lance, Inc................................   4,096     101,622
    SpartanNash Co.....................................   4,621      96,856

                                     1185

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Spectrum Brands Holdings, Inc......................   2,435 $    203,079
*   Susser Holdings Corp...............................   1,610      129,074
    Sysco Corp.........................................  62,531    2,231,731
#   Tootsie Roll Industries, Inc.......................   2,049       53,950
*   TreeHouse Foods, Inc...............................   3,630      266,805
    Tyson Foods, Inc. Class A..........................  31,488    1,171,668
#*  United Natural Foods, Inc..........................   5,300      310,686
    United-Guardian, Inc...............................     600       15,324
#   Universal Corp.....................................   2,600      135,018
#*  USANA Health Sciences, Inc.........................     800       51,080
#   Vector Group, Ltd..................................   5,265      108,090
    Wal-Mart Stores, Inc............................... 175,993   12,949,565
    Walgreen Co........................................  99,778    6,861,733
    WD-40 Co...........................................   1,600      106,816
    Weis Markets, Inc..................................   1,930       82,334
*   WhiteWave Foods Co. (The) Class A..................  16,375      487,811
    Whole Foods Market, Inc............................  36,249    1,385,437
                                                                ------------
Total Consumer Staples.................................          187,284,869
                                                                ------------
Energy -- (9.5%)
    Adams Resources & Energy, Inc......................     300       19,602
    Alon USA Energy, Inc...............................   1,957       25,147
#*  Alpha Natural Resources, Inc.......................  23,317       79,045
    Anadarko Petroleum Corp............................  54,122    5,782,936
    Apache Corp........................................  42,300    4,342,518
#*  Approach Resources, Inc............................   2,871       60,406
#   Arch Coal, Inc.....................................  18,846       55,973
*   Atwood Oceanics, Inc...............................   6,359      306,186
    Baker Hughes, Inc..................................  46,579    3,203,238
*   Basic Energy Services, Inc.........................   4,300      103,157
*   Bill Barrett Corp..................................   5,020      120,530
    Bolt Technology Corp...............................   1,050       17,923
*   Bonanza Creek Energy, Inc..........................   2,888      161,901
#*  BPZ Resources, Inc.................................  10,000       26,200
#   Bristow Group, Inc.................................   3,865      275,845
#*  C&J Energy Services, Inc...........................   3,963      118,731
    Cabot Oil & Gas Corp...............................  45,200    1,489,340
#*  Cal Dive International, Inc........................   9,937       10,831
*   Callon Petroleum Co................................   3,810       37,643
*   Cameron International Corp.........................  26,059    1,847,844
#   CARBO Ceramics, Inc................................   2,120      264,025
*   Carrizo Oil & Gas, Inc.............................   4,500      276,345
*   Cheniere Energy, Inc...............................  21,250    1,503,650
    Chesapeake Energy Corp.............................  68,738    1,812,621
    Chevron Corp....................................... 207,859   26,863,697
    Cimarex Energy Co..................................   9,117    1,267,445
*   Clayton Williams Energy, Inc.......................     500       53,205
#*  Clean Energy Fuels Corp............................   7,414       73,843
#*  Cloud Peak Energy, Inc.............................   5,872       90,899
*   Cobalt International Energy, Inc...................  27,161      435,119
#   Comstock Resources, Inc............................   4,800      113,568
*   Concho Resources, Inc..............................  11,671    1,643,277
    ConocoPhillips..................................... 124,357   10,259,452

                                     1186

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    CONSOL Energy, Inc.................................  24,000 $   931,680
*   Contango Oil & Gas Co..............................     316      12,713
#*  Continental Resources, Inc.........................   4,690     688,398
#   Core Laboratories NV...............................   5,125     750,454
    Dawson Geophysical Co..............................     600      15,060
    Delek US Holdings, Inc.............................   4,451     130,058
#   Denbury Resources, Inc.............................  36,370     616,471
    Devon Energy Corp..................................  41,697   3,148,123
    DHT Holdings, Inc..................................     331       2,191
#   Diamond Offshore Drilling, Inc.....................   7,128     333,519
*   Diamondback Energy, Inc............................   2,887     237,398
*   Dresser-Rand Group, Inc............................   8,267     491,969
*   Dril-Quip, Inc.....................................   3,733     376,174
#*  Emerald Oil, Inc...................................   1,603      11,766
#*  Endeavour International Corp.......................   3,414       4,814
    Energen Corp.......................................   7,800     636,714
#   Energy XXI Bermuda, Ltd............................   8,775     175,149
    EnLink Midstream LLC...............................   5,400     206,334
    EOG Resources, Inc.................................  59,200   6,478,848
    EQT Corp...........................................  16,299   1,529,172
*   Era Group, Inc.....................................   2,200      58,960
*   Escalera Resources Co..............................     267         593
#   Exterran Holdings, Inc.............................   6,100     257,725
    Exxon Mobil Corp................................... 463,198  45,828,810
*   FMC Technologies, Inc..............................  25,264   1,536,051
    GasLog, Ltd........................................   2,473      63,061
#*  Geospace Technologies Corp.........................   1,000      40,240
#*  Goodrich Petroleum Corp............................     422       8,128
    Green Plains, Inc..................................   2,214      83,003
*   Gulf Coast Ultra Deep Royalty Trust................  11,977      28,625
#   Gulf Island Fabrication, Inc.......................   1,100      21,450
    Gulfmark Offshore, Inc. Class A....................   2,675     102,372
*   Gulfport Energy Corp...............................   9,024     481,972
    Halliburton Co.....................................  98,357   6,785,649
*   Harvest Natural Resources, Inc.....................   3,600      15,552
*   Helix Energy Solutions Group, Inc..................  10,766     273,779
    Helmerich & Payne, Inc.............................  11,191   1,189,156
#*  Hercules Offshore, Inc.............................  13,137      46,374
    Hess Corp..........................................  31,422   3,110,150
*   HKN, Inc...........................................      37       2,629
    HollyFrontier Corp.................................  22,236   1,045,314
#*  Hornbeck Offshore Services, Inc....................   3,129     136,737
*   ION Geophysical Corp...............................  12,540      47,025
#*  Key Energy Services, Inc...........................  13,668      83,922
    Kinder Morgan, Inc.................................  71,795   2,583,184
*   Kodiak Oil & Gas Corp..............................  28,088     436,488
*   Kosmos Energy, Ltd.................................   7,733      74,469
#*  Laredo Petroleum, Inc..............................   6,417     174,157
#   LinnCo LLC.........................................  12,996     378,054
#*  Magnum Hunter Resources Corp.......................  14,301      91,955
    Marathon Oil Corp..................................  75,073   2,909,079
    Marathon Petroleum Corp............................  35,164   2,935,491
#*  Matador Resources Co...............................   6,115     165,350

                                     1187

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Matrix Service Co..................................   3,244 $    87,101
#*  McDermott International, Inc.......................  24,310     177,463
#*  Miller Energy Resources, Inc.......................     451       2,205
*   Mitcham Industries, Inc............................   1,264      16,394
    Murphy Oil Corp....................................  19,314   1,199,979
    Nabors Industries, Ltd.............................  30,273     822,215
    National Oilwell Varco, Inc........................  45,185   3,661,792
*   Natural Gas Services Group, Inc....................   1,600      49,920
*   Newfield Exploration Co............................  11,740     473,122
#*  Newpark Resources, Inc.............................   9,500     116,185
#   Noble Corp. P.L.C..................................  26,000     815,620
    Noble Energy, Inc..................................  37,858   2,517,178
*   Nordic American Offshore, Ltd......................      19         348
#   Nordic American Tankers, Ltd.......................   2,265      19,502
#*  Northern Oil and Gas, Inc..........................   5,685      91,472
#*  Nuverra Environmental Solutions, Inc...............   2,511      46,755
*   Oasis Petroleum, Inc...............................   8,181     437,274
    Occidental Petroleum Corp..........................  86,556   8,457,387
    Oceaneering International, Inc.....................  11,442     777,026
*   Oil States International, Inc......................   5,700     349,353
    ONEOK, Inc.........................................  21,800   1,404,574
#*  Overseas Shipholding Group, Inc....................   2,700      18,495
    Panhandle Oil and Gas, Inc. Class A................   1,000      64,420
*   Parker Drilling Co.................................   9,114      56,325
    Patterson-UTI Energy, Inc..........................  15,402     529,059
    PBF Energy, Inc. Class A...........................   1,098      29,756
*   PDC Energy, Inc....................................   3,527     191,375
#   Peabody Energy Corp................................  27,696     420,148
#*  Penn Virginia Corp.................................   3,900      50,778
*   PetroQuest Energy, Inc.............................   5,600      35,896
#*  PHI, Inc. Non-Voting...............................   1,795      70,813
    Phillips 66........................................  61,527   4,990,455
*   Pioneer Energy Services Corp.......................   8,743     128,610
    Pioneer Natural Resources Co.......................  15,236   3,374,165
*   PostRock Energy Corp...............................   1,042       1,407
    QEP Resources, Inc.................................  18,400     608,120
    Range Resources Corp...............................  17,614   1,331,442
*   Rex Energy Corp....................................   7,121      98,199
*   RigNet, Inc........................................   1,066      59,291
*   Rosetta Resources, Inc.............................   5,910     301,824
    Rowan Cos. P.L.C. Class A..........................  13,381     408,388
    RPC, Inc...........................................   9,225     207,562
#*  SandRidge Energy, Inc..............................  29,871     178,031
    Schlumberger, Ltd.................................. 143,494  15,553,315
#   Scorpio Tankers, Inc...............................  18,204     170,936
*   SEACOR Holdings, Inc...............................   2,200     167,112
#   SemGroup Corp. Class A.............................   4,092     315,411
*   Seventy Seven Energy, Inc..........................   4,909     110,109
#   Ship Finance International, Ltd....................   6,400     116,480
    SM Energy Co.......................................   7,000     549,780
*   Southwestern Energy Co.............................  38,383   1,557,582
    Spectra Energy Corp................................  70,630   2,890,180
*   Stone Energy Corp..................................   5,600     213,080

                                     1188

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
    Superior Energy Services, Inc......................  16,418 $    551,645
#*  Swift Energy Co....................................   1,930       21,326
#*  Synergy Resources Corp.............................   5,891       61,973
#*  Synthesis Energy Systems, Inc......................   2,352        3,152
    Targa Resources Corp...............................   3,276      417,690
    Teekay Corp........................................   4,349      242,065
#   Tesco Corp.........................................   2,270       44,310
    Tesoro Corp........................................  14,426      887,776
*   TETRA Technologies, Inc............................   8,150       89,731
*   TGC Industries, Inc................................   1,750        6,878
    Tidewater, Inc.....................................   5,500      259,985
#   Transocean, Ltd....................................  38,356    1,547,281
#*  Triangle Petroleum Corp............................   7,783       84,056
#*  Ultra Petroleum Corp...............................  16,709      382,970
*   Unit Corp..........................................   4,580      290,143
#*  Uranium Energy Corp................................   8,500       15,045
*   Vaalco Energy, Inc.................................   5,480       37,812
    Valero Energy Corp.................................  58,700    2,981,960
#   W&T Offshore, Inc..................................   3,644       48,866
*   Warren Resources, Inc..............................   5,600       32,984
*   Weatherford International P.L.C....................  80,380    1,798,101
    Western Refining, Inc..............................   6,400      262,144
*   Westmoreland Coal Co...............................     837       36,066
*   Whiting Petroleum Corp.............................  11,567    1,023,564
*   Willbros Group, Inc................................   4,500       52,155
    Williams Cos., Inc. (The)..........................  72,168    4,086,874
#   World Fuel Services Corp...........................   7,864      337,759
*   WPX Energy, Inc....................................  21,687      446,102
#*  Zion Oil & Gas, Inc................................     163          316
                                                                ------------
Total Energy...........................................          222,886,789
                                                                ------------
Financials -- (13.3%)
    1st Source Corp....................................   1,990       56,496
    1st United Bancorp, Inc............................   2,070       17,285
    ACE, Ltd...........................................  36,161    3,619,716
*   Affiliated Managers Group, Inc.....................   5,680    1,131,740
    Aflac, Inc.........................................  48,794    2,914,954
    Alexander & Baldwin, Inc...........................   4,741      180,964
*   Alleghany Corp.....................................   1,169      483,791
    Allied World Assurance Co. Holdings AG.............  11,100      399,711
    Allstate Corp. (The)...............................  48,557    2,838,157
#*  Altisource Asset Management Corp...................     240      147,125
#*  Altisource Portfolio Solutions SA..................   2,400      260,112
#*  Ambac Financial Group, Inc.........................   5,480      124,177
*   American Capital, Ltd..............................  31,303      474,554
    American Equity Investment Life Holding Co.........   5,190      114,907
    American Express Co................................ 102,293    9,001,784
    American Financial Group, Inc......................   7,769      434,986
    American International Group, Inc.................. 150,107    7,802,562
    American National Insurance Co.....................     664       72,376
*   American River Bankshares..........................     882        8,053
    Ameriprise Financial, Inc..........................  21,340    2,552,264
    Ameris Bancorp.....................................   1,951       42,610

                                     1189

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    AMERISAFE, Inc.....................................     2,573 $    94,172
    AmeriServ Financial, Inc...........................       100         318
#   Amtrust Financial Services, Inc....................     3,344     142,588
    Aon P.L.C..........................................    31,029   2,617,606
*   Arch Capital Group, Ltd............................    13,956     745,948
    Argo Group International Holdings, Ltd.............     3,938     196,152
#   Arrow Financial Corp...............................       907      23,038
    Arthur J Gallagher & Co............................    13,925     626,625
    Aspen Insurance Holdings, Ltd......................     7,426     297,114
    Associated Banc-Corp...............................    17,760     318,259
    Assurant, Inc......................................     9,500     601,920
    Assured Guaranty, Ltd..............................    18,300     408,456
*   Asta Funding, Inc..................................       400       3,352
    Astoria Financial Corp.............................     8,165     105,165
#*  Atlantic Coast Financial Corp......................       137         571
*   Atlanticus Holdings Corp...........................     1,196       3,181
*   AV Homes, Inc......................................     1,000      15,590
    Axis Capital Holdings, Ltd.........................    12,640     545,416
    Baldwin & Lyons, Inc. Class B......................       562      13,881
    Banc of California, Inc............................       451       5,353
#   Bancfirst Corp.....................................       700      42,630
#*  Bancorp, Inc.......................................     4,099      38,941
#   BancorpSouth, Inc..................................     9,405     196,282
    Bank Mutual Corp...................................     6,120      36,904
    Bank of America Corp............................... 1,160,707  17,700,782
    Bank of Hawaii Corp................................     5,000     285,900
    Bank of New York Mellon Corp. (The)................   123,982   4,840,257
#   Bank of the Ozarks, Inc............................     7,600     233,852
    BankFinancial Corp.................................     2,730      27,901
    BankUnited, Inc....................................    10,322     322,459
    Banner Corp........................................     1,804      72,593
    BB&T Corp..........................................    76,141   2,818,740
    BBCN Bancorp, Inc..................................     7,013     105,335
*   Beneficial Mutual Bancorp, Inc.....................     3,852      50,384
*   Berkshire Hathaway, Inc. Class B...................   195,735  24,551,041
    Berkshire Hills Bancorp, Inc.......................     2,505      60,546
    BGC Partners, Inc. Class A.........................    15,232     119,267
    BlackRock, Inc.....................................    14,280   4,351,544
#*  BofI Holding, Inc..................................     1,181      88,091
#   BOK Financial Corp.................................     2,703     179,047
    Boston Private Financial Holdings, Inc.............     6,785      84,677
    Bridge Bancorp, Inc................................       439      10,492
    Brookline Bancorp, Inc.............................     6,047      54,604
    Brown & Brown, Inc.................................    13,100     403,218
    Bryn Mawr Bank Corp................................     1,149      33,896
    Calamos Asset Management, Inc. Class A.............     1,676      19,877
    Camden National Corp...............................       600      21,258
*   Capital Bank Financial Corp. Class A...............        96       2,187
    Capital City Bank Group, Inc.......................     1,069      14,357
    Capital One Financial Corp.........................    62,037   4,934,423
    Capital Southwest Corp.............................     1,376      48,215
#   Capitol Federal Financial, Inc.....................    16,210     189,657
    Cardinal Financial Corp............................     2,805      49,536

                                     1190

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Cascade Bancorp....................................   4,228 $    22,916
#   Cash America International, Inc....................   2,940     130,507
    Cathay General Bancorp.............................   8,064     206,358
    CBOE Holdings, Inc.................................   9,490     459,980
*   CBRE Group, Inc. Class A...........................  40,554   1,250,685
    Centerstate Banks, Inc.............................   1,550      16,151
    Central Pacific Financial Corp.....................   1,299      23,252
    Charles Schwab Corp. (The)......................... 128,882   3,576,476
    Chemical Financial Corp............................   3,399      93,812
    Chubb Corp. (The)..................................  27,700   2,401,867
    Cincinnati Financial Corp..........................  16,109     741,336
    CIT Group, Inc.....................................  19,881     976,356
    Citigroup, Inc..................................... 334,942  16,382,013
    Citizens Community Bancorp, Inc....................     600       5,280
#*  Citizens, Inc......................................   4,015      27,061
#   City Holding Co....................................   1,057      44,024
    City National Corp.................................   5,581     419,970
    Clifton Bancorp, Inc...............................   1,009      12,471
    CME Group, Inc.....................................  33,901   2,506,640
    CNA Financial Corp.................................  17,536     655,320
    CNB Financial Corp.................................     280       4,628
    CNO Financial Group, Inc...........................  21,200     343,016
    CoBiz Financial, Inc...............................   3,100      35,092
#   Cohen & Steers, Inc................................   2,055      85,303
    Columbia Banking System, Inc.......................   4,056     103,387
#   Comerica, Inc......................................  19,455     977,808
    Commerce Bancshares, Inc...........................   8,757     394,590
#   Community Bank System, Inc.........................   5,081     179,004
    Community Trust Bancorp, Inc.......................   1,749      61,198
    ConnectOne Bancorp, Inc............................   1,915      36,385
    Consolidated-Tomoka Land Co........................     681      30,386
*   Consumer Portfolio Services, Inc...................   1,025       7,442
#*  Cowen Group, Inc. Class A..........................   4,050      16,200
    Crawford & Co. Class A.............................   3,717      29,439
#   Crawford & Co. Class B.............................   1,800      16,560
#*  Credit Acceptance Corp.............................   1,005     114,294
    Cullen/Frost Bankers, Inc..........................   5,745     447,938
#   CVB Financial Corp.................................  11,960     182,868
#   Diamond Hill Investment Group, Inc.................     293      37,440
    Dime Community Bancshares, Inc.....................   2,400      36,288
    Discover Financial Services........................  51,900   3,169,014
    Donegal Group, Inc. Class A........................   1,374      20,720
*   E*TRADE Financial Corp.............................  29,290     615,676
    East West Bancorp, Inc.............................  14,946     509,061
    Eaton Vance Corp...................................  13,000     456,690
#*  eHealth, Inc.......................................   2,800      57,960
    EMC Insurance Group, Inc...........................     866      25,486
    Employers Holdings, Inc............................   3,900      83,070
#*  Encore Capital Group, Inc..........................   2,238      95,070
    Endurance Specialty Holdings, Ltd..................   3,900     206,271
*   Enstar Group, Ltd..................................     900     124,200
    Enterprise Financial Services Corp.................   1,766      30,817
    Erie Indemnity Co. Class A.........................   3,100     226,982

                                     1191

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    ESSA Bancorp, Inc..................................  1,856 $   21,474
#   EverBank Financial Corp............................  3,717     70,623
    Evercore Partners, Inc. Class A....................  2,925    159,588
    Everest Re Group, Ltd..............................  5,600    873,096
#*  Ezcorp, Inc. Class A...............................  4,723     46,238
    FBL Financial Group, Inc. Class A..................  2,100     89,838
    Federal Agricultural Mortgage Corp. Class C........  1,380     40,227
#   Federated Investors, Inc. Class B.................. 10,362    292,416
#   Fidelity Southern Corp.............................  1,153     15,969
    Fifth Third Bancorp................................ 89,101  1,824,789
#   Financial Engines, Inc.............................  2,916    113,578
    Financial Institutions, Inc........................    807     17,915
*   First Acceptance Corp..............................    181        418
#   First American Financial Corp...................... 10,579    287,114
*   First BanCorp.(318672706)..........................  8,881     45,648
    First Bancorp.(318910106)..........................  1,500     24,120
    First Busey Corp...................................  7,017     38,944
*   First Cash Financial Services, Inc.................  3,000    169,230
    First Citizens BancShares, Inc. Class A............    100     22,235
#   First Commonwealth Financial Corp..................  9,645     82,561
    First Community Bancshares, Inc....................  1,700     25,007
    First Defiance Financial Corp......................  1,538     41,541
    First Financial Bancorp............................  5,512     90,066
#   First Financial Bankshares, Inc....................  7,170    210,655
    First Financial Corp...............................  1,100     33,726
    First Financial Northwest, Inc.....................  2,411     25,364
#   First Horizon National Corp........................ 26,242    309,131
    First Interstate Bancsystem, Inc...................    594     15,503
    First Merchants Corp...............................  3,650     72,745
    First Midwest Bancorp, Inc.........................  6,900    111,780
    First Niagara Financial Group, Inc................. 36,817    316,626
    First Republic Bank................................  9,380    438,234
    First South Bancorp, Inc...........................  1,685     12,873
    FirstMerit Corp.................................... 14,566    256,362
*   Flagstar Bancorp, Inc..............................  1,679     30,726
    Flushing Financial Corp............................  2,863     53,195
    FNB Corp........................................... 12,609    155,091
*   FNF Group.......................................... 25,329    686,669
*   FNFV Group.........................................  8,442    138,111
*   Forest City Enterprises, Inc. Class A.............. 14,676    281,339
*   Forest City Enterprises, Inc. Class B..............  3,286     63,880
#*  Forestar Group, Inc................................  3,501     65,469
    Fox Chase Bancorp, Inc.............................    800     13,456
    Franklin Resources, Inc............................ 43,500  2,355,525
    Fulton Financial Corp.............................. 20,459    232,005
#   FXCM, Inc. Class A.................................  2,007     27,335
    GAMCO Investors, Inc. Class A......................    467     35,786
*   Genworth Financial, Inc. Class A................... 49,956    654,424
#   German American Bancorp, Inc.......................  1,398     36,138
    GFI Group, Inc.....................................  8,500     38,505
#   Glacier Bancorp, Inc...............................  6,536    173,073
*   Global Indemnity P.L.C.............................  1,204     30,016
    Goldman Sachs Group, Inc. (The).................... 46,612  8,057,816

                                     1192

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Great Southern Bancorp, Inc........................   1,100 $    34,298
#*  Green Dot Corp. Class A............................   2,200      39,578
#   Greenhill & Co., Inc...............................   2,900     132,733
*   Greenlight Capital Re, Ltd. Class A................   2,682      86,790
#   Guaranty Bancorp...................................     319       4,147
*   Hallmark Financial Services, Inc...................   1,034       9,275
    Hampden Bancorp, Inc...............................     504       8,681
    Hancock Holding Co.................................   8,126     263,607
    Hanmi Financial Corp...............................   2,835      59,875
    Hanover Insurance Group, Inc. (The)................   4,156     240,258
*   Harris & Harris Group, Inc.........................   3,600      11,232
    Hartford Financial Services Group, Inc. (The)......  44,060   1,505,090
    HCC Insurance Holdings, Inc........................  11,125     519,315
    HCI Group, Inc.....................................   1,104      44,050
    Heartland Financial USA, Inc.......................   1,732      41,274
    Heritage Commerce Corp.............................   2,541      20,328
    Heritage Financial Corp............................   2,274      36,179
    Heritage Financial Group, Inc......................   1,473      29,607
    HFF, Inc. Class A..................................   3,557     120,796
*   Hilltop Holdings, Inc..............................   7,200     147,600
    Home BancShares, Inc...............................   5,904     177,474
    HopFed Bancorp, Inc................................     208       2,504
    Horace Mann Educators Corp.........................   3,472      99,473
*   Howard Hughes Corp. (The)..........................   2,961     430,589
    Hudson City Bancorp, Inc...........................  50,766     494,969
    Hudson Valley Holding Corp.........................   1,023      17,790
    Huntington Bancshares, Inc.........................  90,200     885,764
    Iberiabank Corp....................................   2,725     178,787
*   ICG Group, Inc.....................................   3,900      65,988
    Independence Holding Co............................   2,640      33,026
#   Independent Bank Corp..............................   2,038      74,407
    Infinity Property & Casualty Corp..................     800      51,808
    Interactive Brokers Group, Inc. Class A............   4,380     100,806
    Intercontinental Exchange, Inc.....................  12,178   2,340,855
    International Bancshares Corp......................   6,326     160,364
    Intervest Bancshares Corp. Class A.................     254       2,027
#*  INTL. FCStone, Inc.................................   1,015      19,894
    Invesco, Ltd.......................................  45,668   1,718,487
*   Investment Technology Group, Inc...................   3,824      69,941
    Investors Bancorp, Inc.............................  20,917     216,491
#   Janus Capital Group, Inc...........................  17,800     202,742
    JMP Group, Inc.....................................   2,391      16,115
    Jones Lang LaSalle, Inc............................   4,700     581,390
    JPMorgan Chase & Co................................ 417,021  24,049,601
*   KCG Holdings, Inc. Class A.........................     910      10,392
#*  Kearny Financial Corp..............................   2,846      42,889
    Kemper Corp........................................   4,800     166,128
    Kennedy-Wilson Holdings, Inc.......................   5,074     118,732
    KeyCorp............................................  99,458   1,346,661
    Lakeland Bancorp, Inc..............................   3,852      38,674
    Lakeland Financial Corp............................   1,700      61,863
    Legg Mason, Inc....................................  13,474     639,341
    Leucadia National Corp.............................  30,595     756,002

                                     1193

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Life Partners Holdings, Inc........................   1,000 $    2,050
    Lincoln National Corp..............................  28,868  1,512,395
    LNB Bancorp, Inc...................................     634      7,678
    Loews Corp.........................................  33,655  1,417,885
#   Louisiana Bancorp, Inc.............................     200      3,934
    LPL Financial Holdings, Inc........................   6,522    309,665
#   M&T Bank Corp......................................  12,077  1,467,356
    Macatawa Bank Corp.................................     886      4,164
    Maiden Holdings, Ltd...............................   4,691     53,853
    MainSource Financial Group, Inc....................   1,600     26,128
*   Markel Corp........................................   1,367    864,094
    MarketAxess Holdings, Inc..........................   3,978    223,683
    Marlin Business Services Corp......................   1,200     22,080
    Marsh & McLennan Cos., Inc.........................  58,468  2,968,420
    MB Financial, Inc..................................   4,600    123,924
*   MBIA, Inc..........................................  14,600    139,868
#   MCG Capital Corp...................................   6,400     25,408
    McGraw Hill Financial, Inc.........................  29,645  2,378,122
#   Meadowbrook Insurance Group, Inc...................   3,491     21,051
    Medallion Financial Corp...........................   1,715     19,105
    Mercantile Bank Corp...............................     285      5,449
    Merchants Bancshares, Inc..........................     694     20,168
    Mercury General Corp...............................   3,136    154,354
#*  Meridian Bancorp, Inc..............................   4,270     46,372
    MetLife, Inc....................................... 103,580  5,448,308
*   Metro Bancorp, Inc.................................   1,694     38,877
#*  MGIC Investment Corp...............................  15,500    114,545
    MidSouth Bancorp, Inc..............................     900     17,550
#   Montpelier Re Holdings, Ltd........................   5,500    162,415
    Moody's Corp.......................................  21,472  1,868,064
    Morgan Stanley..................................... 164,126  5,307,835
*   MSCI, Inc..........................................  12,894    583,454
    NASDAQ OMX Group, Inc. (The).......................  12,931    545,559
#   National Interstate Corp...........................     588     15,929
    National Penn Bancshares, Inc......................  12,482    128,565
    Navient Corp.......................................  47,447    816,088
*   Navigators Group, Inc. (The).......................   1,805    109,744
#   NBT Bancorp, Inc...................................   3,984     93,106
    Nelnet, Inc. Class A...............................   3,140    129,462
#   New York Community Bancorp, Inc....................  45,172    717,331
*   NewStar Financial, Inc.............................   3,834     43,439
    Northeast Community Bancorp, Inc...................   1,626     11,333
    Northern Trust Corp................................  22,714  1,519,339
    Northfield Bancorp, Inc............................   5,064     64,617
#   Northrim BanCorp, Inc..............................     600     14,700
#   Northwest Bancshares, Inc..........................  10,509    130,312
    OceanFirst Financial Corp..........................   1,629     25,917
#*  Ocwen Financial Corp...............................  12,045    363,398
    OFG Bancorp........................................   3,500     55,860
#   Old National Bancorp...............................   9,703    129,826
    Old Republic International Corp....................  25,886    372,500
    OmniAmerican Bancorp, Inc..........................   1,407     34,767
    OneBeacon Insurance Group, Ltd. Class A............   3,161     46,783

                                     1194

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A.................     765 $   17,457
    Oritani Financial Corp.............................   6,231     92,219
    Pacific Continental Corp...........................   1,300     17,472
*   Pacific Mercantile Bancorp.........................   1,425     10,004
    PacWest Bancorp....................................   9,737    405,741
#   Park National Corp.................................   1,100     82,874
    Park Sterling Corp.................................   1,320      9,055
    PartnerRe, Ltd.....................................   5,942    620,107
#*  Patriot National Bancorp, Inc......................     200        402
#   Peapack Gladstone Financial Corp...................   1,562     28,897
#   People's United Financial, Inc.....................  35,258    511,946
    Peoples Bancorp, Inc...............................   1,197     27,926
#*  PHH Corp...........................................   5,033    117,521
*   Phoenix Cos., Inc. (The)...........................     418     23,161
*   PICO Holdings, Inc.................................   1,800     39,870
    Pinnacle Financial Partners, Inc...................   3,063    113,331
*   Piper Jaffray Cos..................................   1,704     87,926
    Platinum Underwriters Holdings, Ltd................   4,187    245,358
    PNC Financial Services Group, Inc. (The)...........  57,731  4,766,271
*   Popular, Inc.......................................  10,217    325,922
#*  Portfolio Recovery Associates, Inc.................   5,700    336,072
#*  Preferred Bank.....................................     453     10,052
    Primerica, Inc.....................................   4,556    209,941
    Principal Financial Group, Inc.....................  30,768  1,528,554
    PrivateBancorp, Inc................................   6,123    176,342
    ProAssurance Corp..................................   6,800    296,684
    Progressive Corp. (The)............................  58,720  1,376,397
    Prosperity Bancshares, Inc.........................   6,400    372,032
    Protective Life Corp...............................   8,300    575,854
    Provident Financial Services, Inc..................   5,262     87,928
    Prudential Financial, Inc..........................  49,098  4,270,053
#   Pulaski Financial Corp.............................     342      3,854
    Pzena Investment Management, Inc. Class A..........     566      5,892
    QC Holdings, Inc...................................   1,034      2,637
#   Radian Group, Inc..................................   9,498    120,245
    Raymond James Financial, Inc.......................  12,829    653,638
*   Realogy Holdings Corp..............................  13,612    500,377
*   Regional Management Corp...........................     133      2,163
    Regions Financial Corp............................. 147,472  1,495,366
    Reinsurance Group of America, Inc..................   7,190    577,069
#   RenaissanceRe Holdings, Ltd........................   4,400    430,364
    Renasant Corp......................................   2,122     60,265
#   Republic Bancorp, Inc. Class A.....................     805     18,724
#*  Republic First Bancorp, Inc........................     500      2,200
    Resource America, Inc. Class A.....................   2,228     20,988
*   Riverview Bancorp, Inc.............................   1,205      4,603
#   RLI Corp...........................................   3,600    153,864
    S&T Bancorp, Inc...................................   2,523     61,385
#*  Safeguard Scientifics, Inc.........................   1,767     35,075
    Safety Insurance Group, Inc........................   1,800     90,018
    Sandy Spring Bancorp, Inc..........................   1,969     46,094
*   Seacoast Banking Corp. of Florida..................      60        621
    SEI Investments Co.................................  17,903    641,285

                                     1195

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Selective Insurance Group, Inc.....................   5,977 $  133,227
    SI Financial Group, Inc............................   1,347     14,588
    Sierra Bancorp.....................................     240      3,792
*   Signature Bank.....................................   5,030    575,382
#   Simmons First National Corp. Class A...............   1,469     58,216
    Simplicity Bancorp, Inc............................     784     12,701
    SLM Corp...........................................  53,247    471,768
    South State Corp...................................   2,610    151,667
o   Southern Community Financial Corp..................     700        648
#   Southside Bancshares, Inc..........................   2,289     67,091
    Southwest Bancorp, Inc.............................   1,600     24,672
#*  St Joe Co. (The)...................................   6,985    159,537
    StanCorp Financial Group, Inc......................   4,400    265,496
    State Auto Financial Corp..........................   1,800     37,998
    State Street Corp..................................  48,206  3,395,631
    Sterling Bancorp...................................   7,216     85,870
#   Stewart Information Services Corp..................   1,894     55,816
*   Stifel Financial Corp..............................   5,929    271,489
    Stock Yards Bancorp, Inc...........................   1,733     50,725
*   Suffolk Bancorp....................................   1,838     37,220
#*  Sun Bancorp, Inc...................................   2,137      8,035
    SunTrust Banks, Inc................................  58,912  2,241,602
    Susquehanna Bancshares, Inc........................  18,710    190,468
*   SVB Financial Group................................   4,709    513,375
*   SWS Group, Inc.....................................   1,770     12,673
    Symetra Financial Corp.............................   7,540    171,912
    Synovus Financial Corp.............................  14,407    339,285
    T Rowe Price Group, Inc............................  27,140  2,107,692
*   Taylor Capital Group, Inc..........................     851     18,143
#   TCF Financial Corp.................................  15,296    241,830
    TD Ameritrade Holding Corp.........................  23,898    767,604
*   Tejon Ranch Co.....................................   1,649     47,161
    Territorial Bancorp, Inc...........................     840     16,884
*   Texas Capital Bancshares, Inc......................   4,203    218,766
*   TFS Financial Corp.................................  11,114    149,817
    Tompkins Financial Corp............................     868     38,609
#   Torchmark Corp.....................................  14,850    783,189
#   Tower Group International, Ltd.....................   5,575     11,986
    TowneBank..........................................   2,502     36,980
    Travelers Cos., Inc. (The).........................  38,902  3,484,063
*   Tree.com, Inc......................................     721     18,400
#   Trico Bancshares...................................   1,628     36,418
    TrustCo Bank Corp..................................   7,300     48,107
#   Trustmark Corp.....................................   7,311    168,372
    U.S. Bancorp....................................... 198,344  8,336,398
#   UMB Financial Corp.................................   3,900    220,857
    Umpqua Holdings Corp...............................  10,973    185,663
    Union Bankshares Corp..............................   4,955    118,325
#   United Bankshares, Inc.............................   6,183    198,351
    United Community Banks, Inc........................   3,059     50,626
    United Community Financial Corp....................     596      2,563
    United Financial Bancorp, Inc......................   5,504     69,791
    United Fire Group, Inc.............................   2,765     78,139

                                     1196

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
*   United Security Bancshares.........................   1,686 $      9,861
    Universal Insurance Holdings, Inc..................   2,136       25,760
    Univest Corp. of Pennsylvania......................   1,893       35,816
    Unum Group.........................................  29,554    1,014,589
    Validus Holdings, Ltd..............................   8,464      309,190
#   Valley National Bancorp............................  19,685      188,582
    ViewPoint Financial Group, Inc.....................   3,295       82,836
    Virtus Investment Partners, Inc....................     750      153,788
    Waddell & Reed Financial, Inc. Class A.............   9,308      491,369
*   Walker & Dunlop, Inc...............................   1,159       15,820
    Washington Federal, Inc............................   9,784      205,073
    Washington Trust Bancorp, Inc......................   1,700       58,480
    Waterstone Financial, Inc..........................   1,767       19,490
    Webster Financial Corp.............................   9,115      261,327
    Wells Fargo & Co................................... 550,965   28,044,119
    WesBanco, Inc......................................   2,465       73,654
    West Bancorporation, Inc...........................   2,033       29,600
#   Westamerica Bancorporation.........................   3,200      153,024
*   Western Alliance Bancorp...........................   7,287      166,872
    Westfield Financial, Inc...........................   4,099       29,595
    Westwood Holdings Group, Inc.......................     700       37,667
    White Mountains Insurance Group, Ltd...............      22       13,308
    Willis Group Holdings P.L.C........................  62,835    2,560,526
    Wilshire Bancorp, Inc..............................   6,161       58,037
    Wintrust Financial Corp............................   3,499      162,109
#*  WisdomTree Investments, Inc........................   9,288       95,295
#*  World Acceptance Corp..............................   1,500      121,620
    WR Berkley Corp....................................  12,332      550,131
    WSFS Financial Corp................................     285       20,403
    XL Group P.L.C.....................................  31,713    1,022,427
*   Yadkin Financial Corp..............................     157        2,914
    Zions Bancorporation...............................  18,945      545,995
*   ZipRealty, Inc.....................................   2,357       15,863
                                                                ------------
Total Financials.......................................          313,813,243
                                                                ------------
Health Care -- (12.4%)
#   Abaxis, Inc........................................   1,236       58,599
    Abbott Laboratories................................ 165,498    6,970,776
    AbbVie, Inc........................................ 171,168    8,958,933
#*  Acadia Healthcare Co., Inc.........................   3,444      164,141
#*  Accuray, Inc.......................................   4,567       35,942
*   Acorda Therapeutics, Inc...........................   4,300      125,861
*   Actavis P.L.C......................................  28,273    6,057,773
*   Addus HomeCare Corp................................     340        7,528
    Aetna, Inc.........................................  40,376    3,130,351
*   Affymetrix, Inc....................................   6,765       58,179
    Agilent Technologies, Inc..........................  36,322    2,037,301
#*  Air Methods Corp...................................   3,900      195,975
#*  Akorn, Inc.........................................   7,586      257,393
#*  Albany Molecular Research, Inc.....................   3,400       64,736
#*  Alere, Inc.........................................   8,565      342,600
*   Alexion Pharmaceuticals, Inc.......................  21,090    3,353,099
*   Align Technology, Inc..............................   6,710      363,749

                                     1197

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Alkermes P.L.C.....................................  70,435 $ 3,011,801
    Allergan, Inc......................................  31,158   5,167,866
*   Alliance HealthCare Services, Inc..................   1,000      28,550
*   Allscripts Healthcare Solutions, Inc...............  18,960     301,843
*   Almost Family, Inc.................................     812      19,033
#*  Alnylam Pharmaceuticals, Inc.......................   5,914     319,652
*   Alphatec Holdings, Inc.............................   7,600      10,640
#*  AMAG Pharmaceuticals, Inc..........................   2,000      38,180
#*  Amedisys, Inc......................................   3,037      61,287
    AmerisourceBergen Corp.............................  25,180   1,936,594
    Amgen, Inc.........................................  82,518  10,511,968
*   AMN Healthcare Services, Inc.......................   6,328      82,897
*   Amsurg Corp........................................   3,550     169,548
    Analogic Corp......................................   1,300      93,483
*   AngioDynamics, Inc.................................   1,880      27,448
*   Anika Therapeutics, Inc............................   1,888      79,409
*   Arqule, Inc........................................   2,900       3,944
#*  athenahealth, Inc..................................   3,898     484,911
#*  Auxilium Pharmaceuticals, Inc......................   3,367      67,407
#*  AVEO Pharmaceuticals, Inc..........................   1,934       2,437
#*  Baxano Surgical, Inc...............................   2,100       1,113
    Baxter International, Inc..........................  58,165   4,344,344
    Becton Dickinson and Co............................  20,572   2,391,289
*   Bio-Rad Laboratories, Inc. Class A.................   2,013     231,475
#*  Bio-Reference Laboratories, Inc....................   2,873      90,183
*   Biogen Idec, Inc...................................  24,357   8,144,737
*   BioMarin Pharmaceutical, Inc.......................  14,820     916,172
#*  BioScrip, Inc......................................   6,872      51,471
*   Biota Pharmaceuticals, Inc.........................     488       1,566
*   BioTelemetry, Inc..................................     646       4,651
*   Boston Scientific Corp............................. 159,048   2,032,633
    Bristol-Myers Squibb Co............................ 181,943   9,209,955
*   Brookdale Senior Living, Inc.......................  13,170     456,332
*   Bruker Corp........................................  10,040     228,209
*   Cambrex Corp.......................................   3,827      80,635
    Cantel Medical Corp................................   3,750     125,738
*   Capital Senior Living Corp.........................   3,849      94,839
    Cardinal Health, Inc...............................  35,293   2,528,743
*   CareFusion Corp....................................  23,317   1,021,051
*   Celgene Corp.......................................  85,662   7,465,443
#*  Celldex Therapeutics, Inc..........................   4,986      65,267
*   Centene Corp.......................................   6,400     461,376
#*  Cepheid............................................   6,896     259,565
*   Cerner Corp........................................  31,689   1,749,233
*   Charles River Laboratories International, Inc......   5,400     292,734
#   Chemed Corp........................................   2,300     234,255
    Cigna Corp.........................................  29,209   2,629,978
*   Community Health Systems, Inc......................  11,889     567,105
#   Computer Programs & Systems, Inc...................   1,145      75,364
    CONMED Corp........................................   2,535      98,865
o   Contra Furiex Pharmaceuticals......................     833       8,138
#   Cooper Cos., Inc. (The)............................   5,265     847,033
*   Corvel Corp........................................   1,800      72,504

                                     1198

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Covance, Inc.......................................   5,900 $   495,128
    Covidien P.L.C.....................................  49,700   4,299,547
    CR Bard, Inc.......................................   7,800   1,163,994
*   Cross Country Healthcare, Inc......................   1,700      12,223
    CryoLife, Inc......................................   3,061      30,151
*   Cubist Pharmaceuticals, Inc........................   7,273     442,926
#*  Cumberland Pharmaceuticals, Inc....................   2,792      12,955
*   Cutera, Inc........................................   1,850      18,223
#*  Cyberonics, Inc....................................   2,900     172,463
*   Cynosure, Inc. Class A.............................   1,993      45,321
*   DaVita HealthCare Partners, Inc....................  18,740   1,320,046
    DENTSPLY International, Inc........................  14,018     650,716
*   Depomed, Inc.......................................   5,000      49,750
*   Edwards Lifesciences Corp..........................  11,906   1,074,517
    Eli Lilly & Co..................................... 109,235   6,669,889
*   Emergent Biosolutions, Inc.........................   2,866      63,052
*   Endo International P.L.C...........................  12,031     807,039
    Ensign Group, Inc. (The)...........................   1,831      60,295
*   Enzo Biochem, Inc..................................   3,718      17,846
    Enzon Pharmaceuticals, Inc.........................   3,492       3,736
#*  EPIRUS Biopharmaceuticals, Inc.....................      16         134
*   Exactech, Inc......................................   1,400      31,836
#*  ExamWorks Group, Inc...............................   1,667      58,828
*   Express Scripts Holding Co.........................  85,387   5,947,205
*   Five Star Quality Care, Inc........................   4,366      19,953
*   Gentiva Health Services, Inc.......................   3,177      57,504
*   Gilead Sciences, Inc............................... 163,352  14,954,876
*   Globus Medical, Inc. Class A.......................   5,200     115,960
*   Greatbatch, Inc....................................   2,450     121,300
#*  GTx, Inc...........................................   1,250       1,513
#*  Haemonetics Corp...................................   5,600     199,192
*   Hanger, Inc........................................   3,139      99,349
#*  Harvard Apparatus Regenerative Technology, Inc.....   1,034       7,590
*   Harvard Bioscience, Inc............................   4,139      19,122
*   HCA Holdings, Inc..................................  32,841   2,144,846
*   Health Net, Inc....................................   8,691     357,982
    HealthSouth Corp...................................  10,319     395,527
#*  HealthStream, Inc..................................   2,809      70,113
#*  Healthways, Inc....................................   3,100      53,599
*   Henry Schein, Inc..................................   9,246   1,074,848
    Hill-Rom Holdings, Inc.............................   6,500     256,100
#*  HMS Holdings Corp..................................   3,450      63,515
*   Hologic, Inc.......................................  25,846     673,805
*   Hospira, Inc.......................................  17,344     962,072
    Humana, Inc........................................  17,105   2,012,403
*   ICU Medical, Inc...................................   1,350      78,638
#*  Idera Pharmaceuticals, Inc.........................   3,093       7,825
*   IDEXX Laboratories, Inc............................   5,800     721,984
*   Illumina, Inc......................................  13,415   2,145,193
*   Impax Laboratories, Inc............................   6,540     152,971
*   Incyte Corp........................................  15,486     736,669
#*  Infinity Pharmaceuticals, Inc......................   2,823      25,661
#*  Insys Therapeutics, Inc............................     784      21,192

                                     1199

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Integra LifeSciences Holdings Corp.................   2,600 $   123,292
#*  Intercept Pharmaceuticals, Inc.....................     900     209,124
#*  InterMune, Inc.....................................   2,365     103,753
*   Intuitive Surgical, Inc............................   4,038   1,847,587
    Invacare Corp......................................   3,000      44,910
*   IPC The Hospitalist Co., Inc.......................   1,600      78,688
#*  Isis Pharmaceuticals, Inc..........................  11,938     369,959
*   Jazz Pharmaceuticals P.L.C.........................   4,798     670,425
    Johnson & Johnson.................................. 308,805  30,908,292
    Kindred Healthcare, Inc............................   5,377     128,510
*   Laboratory Corp. of America Holdings...............  10,100   1,047,269
#   Landauer, Inc......................................     917      39,569
*   Lannett Co., Inc...................................   1,787      60,061
    LeMaitre Vascular, Inc.............................   2,283      18,469
*   LHC Group, Inc.....................................   1,463      34,351
*   LifePoint Hospitals, Inc...........................   4,944     354,584
*   Ligand Pharmaceuticals, Inc. Class B...............   1,893      93,079
#*  Luminex Corp.......................................   3,762      68,468
*   Magellan Health, Inc...............................   2,600     149,760
#*  Mallinckrodt P.L.C.................................   6,212     432,479
#*  MannKind Corp......................................   1,694      14,162
#*  Masimo Corp........................................   5,278     127,094
    McKesson Corp......................................  24,342   4,670,256
*   MedAssets, Inc.....................................   4,800     101,952
o*  MedCath Corp.......................................   1,565          --
*   Medical Action Industries, Inc.....................   1,834      25,309
*   Medicines Co. (The)................................   5,790     135,312
*   MediciNova, Inc....................................     500       1,000
#*  Medidata Solutions, Inc............................   4,948     221,868
*   Medivation, Inc....................................   7,756     575,728
*   MEDNAX, Inc........................................  10,528     623,047
    Medtronic, Inc..................................... 108,110   6,674,711
    Merck & Co., Inc................................... 322,370  18,291,274
#   Meridian Bioscience, Inc...........................   4,363      85,995
*   Merit Medical Systems, Inc.........................   4,472      57,420
*   Mettler-Toledo International, Inc..................   3,200     822,848
#*  Molina Healthcare, Inc.............................   3,211     131,169
#*  Momenta Pharmaceuticals, Inc.......................   4,800      51,072
#*  MWI Veterinary Supply, Inc.........................   1,239     175,021
*   Mylan, Inc.........................................  43,350   2,140,189
#*  Myriad Genetics, Inc...............................   9,000     324,900
#*  Nanosphere, Inc....................................   4,200       6,384
#   National Healthcare Corp...........................   1,000      54,960
*   National Research Corp. Class A....................     600       7,926
#*  National Research Corp. Class B....................     100       4,011
*   Natus Medical, Inc.................................   2,606      74,975
*   Neogen Corp........................................   2,958     129,146
*   NPS Pharmaceuticals, Inc...........................   1,026      28,666
*   NuVasive, Inc......................................   4,366     163,201
    Omnicare, Inc......................................  12,061     753,813
*   Omnicell, Inc......................................   4,051     110,997
#*  Opko Health, Inc...................................  22,157     195,425
*   OraSure Technologies, Inc..........................   4,876      40,129

                                     1200

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Orthofix International NV..........................   1,730 $    57,194
#   Owens & Minor, Inc.................................   6,767     223,920
*   Pain Therapeutics, Inc.............................   2,000       8,420
#*  PAREXEL International Corp.........................   6,325     338,767
#   Patterson Cos., Inc................................   9,800     382,298
*   PDI, Inc...........................................   1,874       6,878
#   PDL BioPharma, Inc.................................  14,616     137,098
    PerkinElmer, Inc...................................  12,400     573,128
    Perrigo Co. P.L.C..................................  14,542   2,187,844
    Pfizer, Inc........................................ 696,727  19,996,065
#*  Pharmacyclics, Inc.................................   1,300     156,572
*   PharMerica Corp....................................   2,600      70,174
#*  PhotoMedex, Inc....................................   1,800      19,422
#   Pozen, Inc.........................................   3,692      26,730
*   Prestige Brands Holdings, Inc......................   5,228     161,022
#*  Progenics Pharmaceuticals, Inc.....................   3,300      15,774
*   ProPhase Labs, Inc.................................     350         543
*   Providence Service Corp. (The).....................   1,602      63,455
#*  pSivida Corp.......................................   1,029       4,589
#   Quality Systems, Inc...............................   4,000      62,040
#   Quest Diagnostics, Inc.............................  16,526   1,009,739
#   Questcor Pharmaceuticals, Inc......................   6,310     567,711
#*  Quidel Corp........................................   2,861      68,292
*   RadNet, Inc........................................   1,992      10,179
*   Regeneron Pharmaceuticals, Inc.....................   8,100   2,561,382
#*  Repligen Corp......................................   3,600      75,492
#   ResMed, Inc........................................  13,926     720,531
#*  Rigel Pharmaceuticals, Inc.........................   5,853      19,139
#*  RTI Surgical, Inc..................................   5,843      26,703
*   Salix Pharmaceuticals, Ltd.........................   6,400     844,224
#*  Sangamo Biosciences, Inc...........................     316       3,754
#*  Sciclone Pharmaceuticals, Inc......................   2,710      13,062
#*  Seattle Genetics, Inc..............................  11,055     389,136
    Select Medical Holdings Corp.......................   6,247      97,078
#*  Sirona Dental Systems, Inc.........................   5,975     479,195
*   Skilled Healthcare Group, Inc. Class A.............   2,400      14,280
*   Special Diversified Opportunities, Inc.............   2,577       3,195
#*  Spectranetics Corp. (The)..........................   2,706      69,409
#*  Spectrum Pharmaceuticals, Inc......................   6,160      43,366
    St Jude Medical, Inc...............................  29,968   1,953,614
    STERIS Corp........................................   6,066     308,638
    Stryker Corp.......................................  32,560   2,597,311
#*  Sucampo Pharmaceuticals, Inc. Class A..............     600       3,540
*   SurModics, Inc.....................................   1,400      26,586
*   Symmetry Medical, Inc..............................   3,300      29,073
#*  Synageva BioPharma Corp............................   1,584     108,361
*   Targacept, Inc.....................................   1,844       5,145
*   Taro Pharmaceutical Industries, Ltd................     716     101,142
*   Team Health Holdings, Inc..........................   7,080     400,374
    Techne Corp........................................   3,471     323,914
    Teleflex, Inc......................................   4,373     471,147
#*  Tenet Healthcare Corp..............................  11,700     617,409
*   Theravance Biopharma, Inc..........................   2,396      67,160

                                     1201

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Theravance, Inc....................................   8,386 $    181,976
    Thermo Fisher Scientific, Inc......................  43,031    5,228,266
*   Thoratec Corp......................................   6,444      209,430
*   Tornier NV.........................................     609       12,625
#   Transcept Pharmaceuticals, Inc.....................     228          511
*   Triple-S Management Corp. Class B..................   2,513       43,425
*   United Therapeutics Corp...........................   5,000      454,700
    UnitedHealth Group, Inc............................ 108,703    8,810,378
    Universal American Corp............................   3,113       24,717
    Universal Health Services, Inc. Class B............   9,500    1,012,700
    US Physical Therapy, Inc...........................     902       31,516
#   Utah Medical Products, Inc.........................     276       14,355
#*  Varian Medical Systems, Inc........................  11,557      949,408
*   Vascular Solutions, Inc............................   1,700       41,939
*   VCA, Inc...........................................   9,000      335,610
*   Vertex Pharmaceuticals, Inc........................  24,179    2,149,755
*   Vical, Inc.........................................     798        1,045
*   Waters Corp........................................   9,300      961,992
*   WellCare Health Plans, Inc.........................   4,200      261,996
    WellPoint, Inc.....................................  32,544    3,573,657
    West Pharmaceutical Services, Inc..................   7,390      301,143
*   Wright Medical Group, Inc..........................   3,917      120,722
    Zimmer Holdings, Inc...............................  18,480    1,849,294
    Zoetis, Inc........................................  56,227    1,850,431
                                                                ------------
Total Health Care......................................          292,928,346
                                                                ------------
Industrials -- (10.8%)
    3M Co..............................................  66,692    9,396,236
#   AAON, Inc..........................................   6,918      135,731
#   AAR Corp...........................................   3,583       96,383
    ABM Industries, Inc................................   5,315      130,802
#   Acacia Research Corp...............................   4,362       74,416
*   ACCO Brands Corp...................................   4,702       31,127
    Aceto Corp.........................................   2,454       41,129
    Acme United Corp...................................     400        6,800
    Actuant Corp. Class A..............................   7,200      232,416
    Acuity Brands, Inc.................................   4,582      491,511
*   Adept Technology, Inc..............................   1,502       13,668
#   ADT Corp. (The)....................................  18,602      647,350
#*  Advisory Board Co. (The)...........................   3,600      180,504
*   AECOM Technology Corp..............................  10,785      366,151
#*  Aegion Corp........................................   6,240      142,958
*   Aerovironment, Inc.................................   2,727       85,873
    AGCO Corp..........................................  10,140      493,919
    Air Lease Corp.....................................   6,259      215,623
*   Air Transport Services Group, Inc..................   3,656       28,042
    Alamo Group, Inc...................................     789       37,501
    Alaska Air Group, Inc..............................  14,864      653,570
    Albany International Corp. Class A.................   2,633       94,367
    Allegiant Travel Co................................   1,647      193,951
    Allegion P.L.C.....................................  10,655      547,987
    Alliant Techsystems, Inc...........................   3,650      474,245
    Allison Transmission Holdings, Inc.................   9,486      277,750

                                     1202

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Altra Industrial Motion Corp.......................  4,206 $  131,858
    AMERCO.............................................    854    224,739
#*  Ameresco, Inc. Class A.............................  1,700     12,784
    American Airlines Group, Inc....................... 81,400  3,162,390
#   American Railcar Industries, Inc...................  1,606    109,883
    American Science & Engineering, Inc................  1,029     64,621
#*  American Woodmark Corp.............................  1,214     35,692
    AMETEK, Inc........................................ 26,050  1,268,374
    AO Smith Corp......................................  9,832    459,154
    Apogee Enterprises, Inc............................  3,000     97,350
    Applied Industrial Technologies, Inc...............  4,082    197,814
*   ARC Document Solutions, Inc........................  3,000     16,350
    ArcBest Corp.......................................  3,000     95,190
    Argan, Inc.........................................  1,347     45,663
#*  Armstrong World Industries, Inc....................  4,335    211,028
#   Astec Industries, Inc..............................  2,360     91,733
*   Astronics Corp.....................................  1,158     67,164
*   Astronics Corp. Class B............................    231     13,333
*   Atlas Air Worldwide Holdings, Inc..................  2,609     89,280
*   Avis Budget Group, Inc............................. 11,377    639,274
#   AZZ, Inc...........................................  2,800    122,192
*   B/E Aerospace, Inc................................. 10,903    928,281
    Babcock & Wilcox Co. (The)......................... 11,668    362,175
    Barnes Group, Inc..................................  5,300    181,525
    Barrett Business Services, Inc.....................    825     47,091
*   Beacon Roofing Supply, Inc.........................  4,942    136,597
*   Blount International, Inc..........................  5,320     69,479
*   BlueLinx Holdings, Inc.............................    873      1,004
    Boeing Co. (The)................................... 73,473  8,852,027
    Brady Corp. Class A................................  4,590    120,029
#   Briggs & Stratton Corp.............................  4,639     85,033
    Brink's Co. (The)..................................  4,959    133,100
#*  Builders FirstSource, Inc..........................  3,029     17,992
*   CAI International, Inc.............................  1,400     26,726
    Carlisle Cos., Inc.................................  6,798    543,976
*   Casella Waste Systems, Inc. Class A................  3,338     15,755
#   Caterpillar, Inc................................... 69,724  7,024,693
#*  CBIZ, Inc..........................................  5,600     45,696
    CDI Corp...........................................  1,100     15,257
    Ceco Environmental Corp............................  1,142     15,508
    Celadon Group, Inc.................................  1,523     32,349
#   CH Robinson Worldwide, Inc......................... 17,200  1,160,312
#*  Chart Industries, Inc..............................  3,200    243,360
    Chicago Bridge & Iron Co. NV.......................  8,906    528,304
    Cintas Corp........................................ 10,200    638,520
    CIRCOR International, Inc..........................  1,580    113,555
*   Civeo Corp......................................... 11,400    289,560
#   CLARCOR, Inc.......................................  5,300    314,343
#*  Clean Harbors, Inc.................................  6,136    353,618
*   Colfax Corp........................................  8,888    559,677
    Columbus McKinnon Corp.............................  2,000     46,500
    Comfort Systems USA, Inc...........................  4,929     73,442
*   Command Security Corp..............................  1,531      2,924

                                     1203

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Commercial Vehicle Group, Inc......................   2,700 $   24,732
    Con-way, Inc.......................................   5,656    279,124
    Copa Holdings SA Class A...........................   3,120    473,834
*   Copart, Inc........................................  11,500    383,870
    Corporate Executive Board Co. (The)................   3,688    228,914
    Courier Corp.......................................   1,460     19,053
#   Covanta Holding Corp...............................  12,535    255,965
*   Covenant Transportation Group, Inc. Class A........     100      1,189
*   CPI Aerostructures, Inc............................     541      6,411
*   CRA International, Inc.............................   1,100     26,268
    Crane Co...........................................   4,900    336,189
    CSX Corp........................................... 109,820  3,285,814
    Cubic Corp.........................................   1,635     71,711
    Cummins, Inc.......................................  18,889  2,632,938
    Curtiss-Wright Corp................................   4,100    260,391
    Danaher Corp.......................................  64,655  4,776,711
    Deere & Co.........................................  37,000  3,149,070
    Delta Air Lines, Inc...............................  92,217  3,454,449
    Deluxe Corp........................................   5,900    324,559
#*  DigitalGlobe, Inc..................................   7,382    193,039
    Donaldson Co., Inc.................................  15,100    585,729
    Douglas Dynamics, Inc..............................   3,141     52,455
    Dover Corp.........................................  19,380  1,662,029
*   Ducommun, Inc......................................   1,100     30,415
    Dun & Bradstreet Corp. (The).......................   4,900    539,147
*   DXP Enterprises, Inc...............................     999     70,959
*   Dycom Industries, Inc..............................   3,188     89,647
#   Dynamic Materials Corp.............................   1,062     21,750
#*  Eagle Bulk Shipping, Inc...........................   1,175      2,033
    Eastern Co. (The)..................................     600      9,696
    Eaton Corp. P.L.C..................................  50,878  3,455,634
#*  Echo Global Logistics, Inc.........................     777     17,102
    EMCOR Group, Inc...................................   7,100    290,603
    Emerson Electric Co................................  76,589  4,874,890
#   Encore Wire Corp...................................   1,900     79,686
#*  Energy Recovery, Inc...............................   2,000      8,960
#   EnerSys............................................   5,200    329,836
#*  Engility Holdings, Inc.............................   1,833     63,348
    Ennis, Inc.........................................   2,716     38,513
#*  EnPro Industries, Inc..............................   2,000    136,840
    Equifax, Inc.......................................  12,698    966,191
    ESCO Technologies, Inc.............................   2,486     83,405
*   Esterline Technologies Corp........................   3,200    347,360
    Exelis, Inc........................................  19,667    331,192
    Expeditors International of Washington, Inc........  22,436    968,786
    Exponent, Inc......................................   1,400     99,512
#   Fastenal Co........................................  30,365  1,346,688
    Federal Signal Corp................................   6,721     97,186
    FedEx Corp.........................................  30,129  4,425,348
    Flowserve Corp.....................................  15,600  1,155,024
    Fluor Corp.........................................  16,123  1,174,883
    Fortune Brands Home & Security, Inc................  16,980    641,674
    Forward Air Corp...................................   2,983    133,549

                                     1204

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Franklin Covey Co..................................     1,500 $    28,290
    Franklin Electric Co., Inc.........................     5,400     197,910
    FreightCar America, Inc............................     1,200      25,896
*   FTI Consulting, Inc................................     4,114     152,053
*   Fuel Tech, Inc.....................................     1,700       8,551
*   Furmanite Corp.....................................     3,300      30,195
    G&K Services, Inc. Class A.........................     1,900      91,371
    GATX Corp..........................................     4,700     291,400
*   Gencor Industries, Inc.............................       400       4,312
#*  GenCorp, Inc.......................................     4,917      87,277
#*  Generac Holdings, Inc..............................     6,865     297,941
    General Cable Corp.................................     5,029     111,795
    General Dynamics Corp..............................    31,432   3,670,315
    General Electric Co................................ 1,101,008  27,690,351
*   Genesee & Wyoming, Inc. Class A....................     5,062     504,833
*   Gibraltar Industries, Inc..........................     3,140      46,127
#   Global Power Equipment Group, Inc..................     1,290      21,246
#*  Goldfield Corp. (The)..............................     1,983       3,113
#   Gorman-Rupp Co. (The)..............................     2,441      70,740
*   GP Strategies Corp.................................     1,842      50,121
    Graco, Inc.........................................     6,625     491,244
#*  GrafTech International, Ltd........................    12,182     102,329
#   Graham Corp........................................     1,500      45,240
    Granite Construction, Inc..........................     3,685     119,947
*   Great Lakes Dredge & Dock Corp.....................     6,665      48,121
#   Greenbrier Cos., Inc. (The)........................     2,169     139,792
    Griffon Corp.......................................     5,003      53,882
*   H&E Equipment Services, Inc........................     3,255     117,766
    Hardinge, Inc......................................       700       8,351
    Harsco Corp........................................     8,088     204,384
#*  Hawaiian Holdings, Inc.............................     4,038      56,249
#   Healthcare Services Group, Inc.....................     6,481     169,413
#   Heartland Express, Inc.............................     5,162     115,887
#   HEICO Corp.........................................     2,000      98,320
    HEICO Corp. Class A................................     3,551     143,141
    Heidrick & Struggles International, Inc............     1,861      34,745
    Herman Miller, Inc.................................     6,453     188,686
*   Hertz Global Holdings, Inc.........................    36,477   1,029,381
*   Hexcel Corp........................................    10,870     404,908
*   Hill International, Inc............................     4,200      20,202
    Hillenbrand, Inc...................................     6,405     192,470
    HNI Corp...........................................     4,673     165,144
    Honeywell International, Inc.......................    78,714   7,228,307
    Houston Wire & Cable Co............................     2,370      28,464
*   Hub Group, Inc. Class A............................     3,714     171,513
    Hubbell, Inc. Class A..............................       275      33,710
    Hubbell, Inc. Class B..............................     5,637     659,191
*   Hudson Global, Inc.................................     3,600      13,860
    Huntington Ingalls Industries, Inc.................     5,491     499,242
    Hurco Cos., Inc....................................       883      28,353
*   Huron Consulting Group, Inc........................     2,384     144,089
    Hyster-Yale Materials Handling, Inc................     1,066      85,387
*   ICF International, Inc.............................     1,750      60,498

                                     1205

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    IDEX Corp..........................................  8,775 $  665,320
*   IHS, Inc. Class A..................................  6,390    839,454
    Illinois Tool Works, Inc........................... 42,288  3,483,263
    Ingersoll-Rand P.L.C............................... 30,166  1,773,459
#*  InnerWorkings, Inc.................................  5,543     45,175
*   Innovative Solutions & Support, Inc................  1,906     11,341
#   Insperity, Inc.....................................  2,180     69,564
    Insteel Industries, Inc............................  2,000     36,700
*   Integrated Electrical Services, Inc................    858      5,465
#   Interface, Inc.....................................  7,269    115,214
    International Shipholding Corp.....................    637     13,504
#   Intersections, Inc.................................  1,231      4,542
    Iron Mountain, Inc................................. 13,542    453,792
    ITT Corp...........................................  9,589    440,806
*   Jacobs Engineering Group, Inc...................... 13,400    680,854
    JB Hunt Transport Services, Inc.................... 10,057    777,004
#*  JetBlue Airways Corp............................... 26,500    284,080
    John Bean Technologies Corp........................  2,998     78,098
#   Joy Global, Inc.................................... 10,525    623,712
    Kadant, Inc........................................    900     34,326
#   Kaman Corp......................................... 10,849    434,068
    Kansas City Southern............................... 10,800  1,177,848
    KAR Auction Services, Inc.......................... 10,739    314,760
    KBR, Inc........................................... 15,190    313,825
#   Kelly Services, Inc. Class A.......................  2,711     43,213
    Kennametal, Inc....................................  8,500    359,380
*   Key Technology, Inc................................    744      9,702
    Kforce, Inc........................................  2,790     55,493
    Kimball International, Inc. Class B................  2,500     39,425
*   Kirby Corp.........................................  5,300    617,238
    Knight Transportation, Inc.........................  5,768    138,201
    Knoll, Inc.........................................  5,103     85,781
*   Korn/Ferry International...........................  4,871    143,305
#*  Kratos Defense & Security Solutions, Inc...........  3,728     27,214
    L-3 Communications Holdings, Inc................... 11,000  1,154,560
    Landstar System, Inc...............................  4,810    318,085
*   Lawson Products, Inc...............................    649     12,266
#*  Layne Christensen Co...............................  1,700     18,445
    LB Foster Co. Class A..............................    581     27,104
    Lennox International, Inc..........................  4,700    401,004
    Lincoln Electric Holdings, Inc.....................  8,460    562,082
#   Lindsay Corp.......................................  1,349    109,202
#*  LMI Aerospace, Inc.................................    698      9,137
    Lockheed Martin Corp............................... 29,249  4,883,706
    LSI Industries, Inc................................  2,400     17,136
*   Lydall, Inc........................................  1,419     35,801
#   Manitowoc Co., Inc. (The).......................... 13,600    361,216
    Manpowergroup, Inc.................................  7,713    600,766
    Marten Transport, Ltd..............................  3,358     67,966
    Masco Corp......................................... 38,326    797,181
#*  MasTec, Inc........................................  6,300    171,297
    Matson, Inc........................................  4,200    113,190
#   McGrath RentCorp...................................  2,486     85,891

                                     1206

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Meritor, Inc.......................................  9,997 $  125,662
#*  Metalico, Inc......................................  5,606      8,353
*   Mfri, Inc..........................................  1,091     12,012
*   Middleby Corp. (The)...............................  6,075    442,625
    Miller Industries, Inc.............................  1,421     27,269
*   Mistras Group, Inc.................................    203      4,287
    Mobile Mini, Inc...................................  3,786    142,959
*   Moog, Inc. Class A.................................  3,953    260,977
*   MRC Global, Inc....................................  6,500    174,395
    MSA Safety, Inc....................................  3,481    180,246
#   MSC Industrial Direct Co., Inc. Class A............  5,217    444,958
    Mueller Industries, Inc............................  5,800    161,414
    Mueller Water Products, Inc. Class A............... 15,235    118,071
#   Multi-Color Corp...................................  1,486     58,504
*   MYR Group, Inc.....................................  2,509     62,248
#   National Presto Industries, Inc....................    737     47,242
*   Navigant Consulting, Inc...........................  4,323     70,551
#*  NCI Building Systems, Inc..........................    674     11,296
    Nielsen NV......................................... 28,048  1,293,293
    NL Industries, Inc.................................  4,704     40,925
    NN, Inc............................................  1,100     31,900
    Nordson Corp.......................................  6,170    463,799
    Norfolk Southern Corp.............................. 33,685  3,424,417
#*  Nortek, Inc........................................    786     62,699
    Northrop Grumman Corp.............................. 23,019  2,837,552
*   Northwest Pipe Co..................................  1,100     39,435
#*  NOW, Inc........................................... 11,296    363,618
#*  Ocean Power Technologies, Inc......................    300        414
*   Old Dominion Freight Line, Inc.....................  6,962    441,948
    Omega Flex, Inc....................................    302      5,116
*   On Assignment, Inc.................................  4,685    126,542
*   Orbital Sciences Corp..............................  5,714    146,678
*   Orion Energy Systems, Inc..........................    230        968
*   Orion Marine Group, Inc............................  2,500     27,025
    Oshkosh Corp.......................................  9,200    425,224
    Owens Corning...................................... 11,644    396,478
    PACCAR, Inc........................................ 37,043  2,306,668
    Pall Corp.......................................... 12,100    937,387
*   PAM Transportation Services, Inc...................    492     17,102
    Park-Ohio Holdings Corp............................  1,300     77,168
    Parker Hannifin Corp............................... 15,690  1,803,565
*   Patrick Industries, Inc............................    600     24,990
*   Pendrell Corp...................................... 12,128     17,828
    Pentair P.L.C...................................... 22,197  1,422,162
*   PGT, Inc...........................................  2,609     24,159
*   Pike Corp..........................................  2,597     20,932
    Pitney Bowes, Inc.................................. 21,813    590,260
#*  PMFG, Inc..........................................    400      2,068
#*  Polypore International, Inc........................  5,100    219,810
    Powell Industries, Inc.............................    700     40,887
#*  PowerSecure International, Inc.....................  2,600     25,558
    Precision Castparts Corp........................... 15,985  3,657,368
    Primoris Services Corp.............................  3,064     73,168

                                     1207

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Proto Labs, Inc....................................  1,283 $  103,923
    Quad/Graphics, Inc.................................  2,303     48,639
*   Quality Distribution, Inc..........................  2,577     34,403
    Quanex Building Products Corp......................  3,800     64,942
*   Quanta Services, Inc............................... 20,829    697,563
#   Raven Industries, Inc..............................  5,746    160,141
    Raytheon Co........................................ 34,592  3,139,916
#   RBC Bearings, Inc..................................  2,240    124,275
*   RCM Technologies, Inc..............................    395      2,650
    Regal-Beloit Corp..................................  4,464    313,775
*   Republic Airways Holdings, Inc.....................  4,358     43,319
    Republic Services, Inc............................. 31,237  1,184,819
    Resources Connection, Inc..........................  4,266     64,417
*   Rexnord Corp.......................................  4,956    133,366
*   Roadrunner Transportation Systems, Inc.............  1,537     38,640
    Robert Half International, Inc..................... 14,493    705,084
    Rockwell Automation, Inc........................... 14,920  1,665,967
    Rockwell Collins, Inc.............................. 14,032  1,028,125
    Rollins, Inc.......................................  6,926    196,075
    Roper Industries, Inc.............................. 10,600  1,527,142
*   RPX Corp...........................................  2,672     41,683
#   RR Donnelley & Sons Co............................. 21,114    366,539
#*  Rush Enterprises, Inc. Class A.....................  2,675     94,240
    Ryder System, Inc..................................  5,488    472,681
*   Saia, Inc..........................................  2,325    106,136
*   Sensata Technologies Holding NV.................... 15,196    702,663
    SIFCO Industries, Inc..............................    100      2,799
    Simpson Manufacturing Co., Inc.....................  3,827    116,379
    SkyWest, Inc.......................................  4,969     53,119
    Snap-on, Inc.......................................  6,294    756,539
#*  SolarCity Corp.....................................  2,775    198,496
    Southwest Airlines Co.............................. 81,139  2,294,611
*   SP Plus Corp.......................................  2,343     45,923
*   Sparton Corp.......................................    400     11,056
*   Spirit Aerosystems Holdings, Inc. Class A.......... 11,500    374,555
*   Spirit Airlines, Inc...............................  7,388    483,323
    SPX Corp...........................................  5,400    535,302
#*  Standard Register Co. (The)........................    360      1,962
    Standex International Corp.........................  1,820    120,029
    Stanley Black & Decker, Inc........................ 16,463  1,439,689
    Steelcase, Inc. Class A............................ 13,910    210,041
*   Stericycle, Inc....................................  9,382  1,103,792
*   Sterling Construction Co., Inc.....................  1,440     12,773
#   Sun Hydraulics Corp................................  2,235     81,533
*   Swift Transportation Co............................  9,100    186,095
    TAL International Group, Inc.......................  3,192    141,086
#*  Taser International, Inc...........................  5,800     69,948
*   Team, Inc..........................................  1,992     78,903
*   Tecumseh Products Co...............................    900      4,383
*   Teledyne Technologies, Inc.........................  3,700    337,440
    Tennant Co.........................................  1,603    116,939
#   Terex Corp......................................... 11,602    400,385
    Tetra Tech, Inc....................................  6,326    153,595

                                     1208

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Textainer Group Holdings, Ltd......................   2,100 $    76,797
    Textron, Inc.......................................  29,300   1,065,641
*   Thermon Group Holdings, Inc........................   2,619      63,851
    Timken Co. (The)...................................   8,560     379,208
#   Titan International, Inc...........................   4,800      71,616
#*  Titan Machinery, Inc...............................   1,496      21,931
    Toro Co. (The).....................................   6,400     379,712
    Towers Watson & Co. Class A........................   7,250     739,645
    TransDigm Group, Inc...............................   5,200     873,184
*   TRC Cos., Inc......................................   3,000      15,090
#*  Trex Co., Inc......................................   2,928      82,423
*   Trimas Corp........................................   3,678     116,519
    Trinity Industries, Inc............................  16,800     733,152
#   Triumph Group, Inc.................................   5,222     330,814
*   TrueBlue, Inc......................................   4,300     116,057
*   Tutor Perini Corp..................................   3,160      86,047
    Twin Disc, Inc.....................................     668      19,265
    Tyco International, Ltd............................  49,979   2,156,594
*   Ultralife Corp.....................................   2,100       7,581
    UniFirst Corp......................................   1,540     149,703
    Union Pacific Corp................................. 100,032   9,834,146
*   United Continental Holdings, Inc...................  39,860   1,849,105
    United Parcel Service, Inc. Class B................  73,979   7,182,621
#*  United Rentals, Inc................................   9,037     957,018
#   United Stationers, Inc.............................   3,629     140,007
    United Technologies Corp...........................  95,229  10,013,329
    Universal Forest Products, Inc.....................   1,800      78,804
    Universal Truckload Services, Inc..................     888      21,570
    URS Corp...........................................   8,279     474,138
    US Ecology, Inc....................................   1,848      83,640
#*  USA Truck, Inc.....................................   1,235      22,848
#*  USG Corp...........................................   9,800     259,210
#   UTi Worldwide, Inc.................................   9,764      92,367
#   Valmont Industries, Inc............................   2,500     364,075
*   Verisk Analytics, Inc. Class A.....................  13,687     821,767
#*  Veritiv Corp.......................................     831      33,174
*   Versar, Inc........................................   1,500       4,770
    Viad Corp..........................................   1,850      39,257
*   Vicor Corp.........................................   1,200       9,456
*   Virco Manufacturing Corp...........................   1,718       4,467
    VSE Corp...........................................     800      47,656
#*  Wabash National Corp...............................   6,947      94,549
*   WABCO Holdings, Inc................................   6,600     643,368
    Wabtec Corp........................................  10,320     832,618
    Waste Connections, Inc.............................  12,075     571,631
    Waste Management, Inc..............................  46,755   2,098,832
    Watsco, Inc........................................   2,800     250,796
#   Watts Water Technologies, Inc. Class A.............   2,870     167,780
#   Werner Enterprises, Inc............................   4,400     108,152
*   Wesco Aircraft Holdings, Inc.......................   2,513      47,621
#*  WESCO International, Inc...........................   4,287     336,487
#   West Corp..........................................   1,741      44,866
*   Willis Lease Finance Corp..........................     400       9,112

                                     1209

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Woodward, Inc......................................   6,716 $    335,531
#   WW Grainger, Inc...................................   6,200    1,457,930
#*  XPO Logistics, Inc.................................     827       25,546
    Xylem, Inc.........................................  19,333      682,262
                                                                ------------
Total Industrials......................................          253,425,133
                                                                ------------
Information Technology -- (18.2%)
*   3D Systems Corp....................................  10,300      516,339
    Accenture P.L.C. Class A...........................  67,785    5,373,995
*   ACI Worldwide, Inc.................................  10,974      205,653
#*  Acorn Energy, Inc..................................     330          710
    Activision Blizzard, Inc...........................  48,800    1,092,144
*   Actuate Corp.......................................   5,359       22,615
*   Acxiom Corp........................................   7,928      145,241
#*  ADDvantage Technologies Group, Inc.................     400          980
*   Adobe Systems, Inc.................................  51,768    3,577,686
#   ADTRAN, Inc........................................   3,362       74,771
*   Advanced Energy Industries, Inc....................   4,259       71,636
#*  Advanced Micro Devices, Inc........................  38,741      151,477
#   Advent Software, Inc...............................   5,022      163,014
*   Agilysys, Inc......................................   2,000       26,300
*   Akamai Technologies, Inc...........................  19,069    1,125,452
*   Alliance Data Systems Corp.........................   5,392    1,414,268
*   Alpha & Omega Semiconductor, Ltd...................     640        5,856
    Altera Corp........................................  33,767    1,104,856
    Amdocs, Ltd........................................  16,670      755,818
    American Software, Inc. Class A....................   2,676       24,914
*   Amkor Technology, Inc..............................   9,515       84,208
    Amphenol Corp. Class A.............................  16,844    1,619,887
*   Amtech Systems, Inc................................     700        6,846
#*  ANADIGICS, Inc.....................................   8,617        6,894
    Analog Devices, Inc................................  32,518    1,613,868
    Anixter International, Inc.........................   3,000      257,910
*   ANSYS, Inc.........................................   9,592      738,008
*   AOL, Inc...........................................   8,562      330,065
    Apple, Inc......................................... 677,523   64,750,873
    Applied Materials, Inc............................. 129,786    2,720,315
#*  Applied Micro Circuits Corp........................   8,159       68,128
*   ARRIS Group, Inc...................................  13,250      452,753
*   Arrow Electronics, Inc.............................  11,300      654,835
*   Aspen Technology, Inc..............................   9,812      426,233
*   Atmel Corp.........................................  46,749      383,342
*   Autodesk, Inc......................................  23,409    1,248,870
    Automatic Data Processing, Inc.....................  48,971    3,981,832
    Avago Technologies, Ltd............................  25,997    1,803,672
*   AVG Technologies NV................................   9,316      158,372
#*  Aviat Networks, Inc................................   6,079        7,903
#*  Avid Technology, Inc...............................   3,971       29,584
    Avnet, Inc.........................................  15,500      656,115
    AVX Corp...........................................   6,815       92,684
    Aware, Inc.........................................   2,752       11,806
*   Axcelis Technologies, Inc..........................   1,800        3,150
*   AXT, Inc...........................................   2,829        6,082

                                     1210

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   Badger Meter, Inc..................................   1,600 $    79,840
    Bel Fuse, Inc. Class B.............................   1,175      27,777
    Belden, Inc........................................   4,749     322,457
*   Benchmark Electronics, Inc.........................   4,988     120,460
    Black Box Corp.....................................   2,047      42,373
#   Blackbaud, Inc.....................................   4,400     161,524
*   Blackhawk Network Holdings, Inc. Class B...........   4,398     122,660
#*  Blucora, Inc.......................................   5,747      98,101
#   Booz Allen Hamilton Holding Corp...................   4,684     104,172
*   Bottomline Technologies de, Inc....................   3,763     106,531
    Broadcom Corp. Class A.............................  55,312   2,116,237
    Broadridge Financial Solutions, Inc................  13,095     528,645
    Brocade Communications Systems, Inc................  46,371     427,077
    Brooks Automation, Inc.............................   5,441      55,389
*   BTU International, Inc.............................     600       2,004
    CA, Inc............................................  34,897   1,007,825
*   Cabot Microelectronics Corp........................   2,700     108,513
#*  CACI International, Inc. Class A...................   2,335     161,092
#*  Cadence Design Systems, Inc........................  30,500     513,315
#*  CalAmp Corp........................................   3,487      59,314
#*  Calix, Inc.........................................   3,886      36,101
#*  Cardtronics, Inc...................................   5,453     210,268
*   Cascade Microtech, Inc.............................   1,242      13,737
#   Cass Information Systems, Inc......................   1,118      50,455
*   Ceva, Inc..........................................   1,916      27,265
*   Checkpoint Systems, Inc............................   4,385      53,672
*   CIBER, Inc.........................................  16,532      57,697
#*  Ciena Corp.........................................  13,235     258,480
#*  Cirrus Logic, Inc..................................   4,732     106,139
    Cisco Systems, Inc................................. 568,169  14,334,904
*   Citrix Systems, Inc................................  19,517   1,321,886
#*  Clearfield, Inc....................................     574       7,387
*   Cognex Corp........................................   8,336     341,609
*   Cognizant Technology Solutions Corp. Class A.......  64,004   3,139,396
*   Coherent, Inc......................................   2,264     133,372
    Cohu, Inc..........................................   1,500      16,725
    Communications Systems, Inc........................   1,155      12,751
*   CommVault Systems, Inc.............................   4,695     225,454
    Computer Sciences Corp.............................  16,353   1,020,264
#   Computer Task Group, Inc...........................   1,400      20,048
    Compuware Corp.....................................  19,868     180,799
*   comScore, Inc......................................   2,204      79,763
    Comtech Telecommunications Corp....................   1,794      60,637
*   Comverse, Inc......................................   1,137      29,198
#*  Concur Technologies, Inc...........................   5,200     483,392
*   Constant Contact, Inc..............................   3,432     106,838
#   Convergys Corp.....................................  11,700     226,863
#*  Conversant, Inc....................................   7,300     170,601
*   CoreLogic, Inc.....................................   9,249     251,573
    Corning, Inc....................................... 158,824   3,120,892
*   CoStar Group, Inc..................................   2,894     415,955
#*  Cray, Inc..........................................   4,250     112,710
#*  Cree, Inc..........................................  11,750     554,953

                                     1211

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Crexendo, Inc......................................   1,426 $     4,506
#   CSG Systems International, Inc.....................   3,600      93,744
    CTS Corp...........................................   6,518     113,348
*   CyberOptics Corp...................................   1,199       9,880
    Daktronics, Inc....................................   4,150      46,065
*   Datalink Corp......................................   1,423      16,080
#*  Dealertrack Technologies, Inc......................   4,579     172,033
#*  Demand Media, Inc..................................   2,765      15,014
#*  Dice Holdings, Inc.................................   4,237      38,811
#   Diebold, Inc.......................................   5,900     222,312
*   Digi International, Inc............................   2,040      16,850
#   Digimarc Corp......................................     858      21,759
*   Digital River, Inc.................................   3,500      50,015
*   Diodes, Inc........................................   3,450      87,975
#*  Dolby Laboratories, Inc. Class A...................   5,260     234,806
*   Dot Hill Systems Corp..............................   3,766      14,800
*   DSP Group, Inc.....................................   3,109      27,577
    DST Systems, Inc...................................   3,693     332,629
*   DTS, Inc...........................................   1,182      21,382
    EarthLink Holdings Corp............................   6,569      25,882
*   eBay, Inc.......................................... 125,009   6,600,475
#   Ebix, Inc..........................................   5,000      62,800
*   EchoStar Corp. Class A.............................   4,501     228,201
*   Edgewater Technology, Inc..........................   1,000       6,110
    Electro Rent Corp..................................   2,590      39,498
    Electro Scientific Industries, Inc.................   2,430      14,531
*   Electronic Arts, Inc...............................  33,626   1,129,834
*   Electronics for Imaging, Inc.......................   5,000     220,350
#*  Ellie Mae, Inc.....................................   1,400      40,208
#*  eMagin Corp........................................   2,210       5,171
    EMC Corp........................................... 220,948   6,473,776
#*  Emcore Corp........................................     827       3,358
*   Emulex Corp........................................   8,842      51,991
*   EnerNOC, Inc.......................................   2,080      37,274
*   Entegris, Inc......................................  13,900     159,711
*   Entropic Communications, Inc.......................   6,575      18,344
*   Envestnet, Inc.....................................   1,389      60,574
*   EPAM Systems, Inc..................................     874      33,789
    EPIQ Systems, Inc..................................   4,051      58,415
*   ePlus, Inc.........................................     500      27,345
#*  Equinix, Inc.......................................   5,318   1,140,817
*   Euronet Worldwide, Inc.............................   4,700     235,188
*   Exar Corp..........................................   4,019      38,703
*   ExlService Holdings, Inc...........................   2,442      68,498
*   Extreme Networks, Inc..............................   6,199      29,135
*   F5 Networks, Inc...................................   7,950     895,091
*   Fabrinet...........................................     500       9,300
*   Facebook, Inc. Class A............................. 203,980  14,819,147
#   FactSet Research Systems, Inc......................   4,350     522,566
    Fair Isaac Corp....................................   3,625     207,169
*   Fairchild Semiconductor International, Inc.........  13,385     203,720
*   FARO Technologies, Inc.............................   2,100     106,323
    FEI Co.............................................   4,165     319,039

                                     1212

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Fidelity National Information Services, Inc........  29,520 $ 1,664,928
#*  Finisar Corp.......................................   9,600     189,408
#*  First Solar, Inc...................................   6,579     415,201
*   Fiserv, Inc........................................  28,600   1,763,762
*   FleetCor Technologies, Inc.........................   6,925     919,571
    FLIR Systems, Inc..................................  16,900     562,432
*   FormFactor, Inc....................................   6,406      43,241
    Forrester Research, Inc............................   1,137      43,979
*   Fortinet, Inc......................................  13,661     335,378
*   Freescale Semiconductor, Ltd.......................   6,800     136,136
*   Frequency Electronics, Inc.........................     798       9,129
*   Gartner, Inc.......................................  10,000     684,200
*   Genpact, Ltd.......................................  22,351     393,378
*   Global Cash Access Holdings, Inc...................   5,930      49,634
    Global Payments, Inc...............................   8,396     581,591
*   Google, Inc. Class A...............................  30,123  17,457,785
*   Google, Inc. Class C...............................  30,123  17,218,307
*   GSE Systems, Inc...................................   1,745       2,879
*   GSI Group, Inc.....................................   1,769      20,397
*   GSI Technology, Inc................................   3,200      20,480
#*  GT Advanced Technologies, Inc......................  12,200     168,848
    Hackett Group, Inc. (The)..........................   5,500      33,000
*   Harmonic, Inc......................................  10,205      61,230
    Harris Corp........................................  12,040     821,971
#   Heartland Payment Systems, Inc.....................   4,300     204,250
    Hewlett-Packard Co................................. 209,028   7,443,487
*   Hutchinson Technology, Inc.........................   1,900       4,218
    IAC/InterActiveCorp................................   8,300     557,760
*   ID Systems, Inc....................................   1,700       9,724
*   Identiv, Inc.......................................     109       1,199
*   IEC Electronics Corp...............................     638       2,750
*   iGATE Corp.........................................   3,200     114,176
*   II-VI, Inc.........................................   4,886      67,036
*   Imation Corp.......................................   2,440       7,857
#*  Immersion Corp.....................................     597       8,149
#*  Infinera Corp......................................  10,000      92,000
*   Informatica Corp...................................  11,100     352,092
*   Ingram Micro, Inc. Class A.........................  16,470     472,689
*   Innodata, Inc......................................   2,754       8,372
*   Inphi Corp.........................................   1,500      22,890
*   Insight Enterprises, Inc...........................   4,020     105,605
*   Integrated Device Technology, Inc..................  15,881     228,051
    Integrated Silicon Solution, Inc...................   3,810      55,702
#   Intel Corp......................................... 549,375  18,618,319
#*  Interactive Intelligence Group, Inc................   1,900      86,203
#   InterDigital, Inc..................................   4,500     198,405
#*  Internap Network Services Corp.....................   7,852      56,613
    International Business Machines Corp............... 105,694  20,258,369
*   International Rectifier Corp.......................   6,589     163,671
*   Interphase Corp....................................     490       1,818
    Intersil Corp. Class A.............................  12,140     155,756
*   Intevac, Inc.......................................   2,384      15,115
*   IntraLinks Holdings, Inc...........................     721       5,782

                                     1213

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   IntriCon Corp......................................     800 $    5,384
    Intuit, Inc........................................  29,798  2,442,542
#*  IPG Photonics Corp.................................   3,576    240,844
*   Iteris, Inc........................................     600        990
#*  Itron, Inc.........................................   4,100    147,518
*   Ixia...............................................   4,546     48,642
    IXYS Corp..........................................   2,391     27,305
#   j2 Global, Inc.....................................   5,183    253,552
    Jabil Circuit, Inc.................................  19,112    381,476
    Jack Henry & Associates, Inc.......................   8,990    524,567
*   JDS Uniphase Corp..................................  25,300    300,311
*   Juniper Networks, Inc..............................  51,449  1,211,109
*   Kemet Corp.........................................   2,594     12,788
*   Key Tronic Corp....................................     749      7,939
    KLA-Tencor Corp....................................  17,570  1,256,079
#*  Knowles Corp.......................................   9,690    281,785
#*  Kofax, Ltd.........................................   1,816     13,039
*   Kopin Corp.........................................   8,696     29,827
*   Kulicke & Soffa Industries, Inc....................   6,752     91,962
*   KVH Industries, Inc................................   2,000     26,020
    Lam Research Corp..................................  16,902  1,183,140
*   Lattice Semiconductor Corp.........................   8,552     58,496
    Leidos Holdings, Inc...............................   7,400    273,356
    Lexmark International, Inc. Class A................   7,972    382,895
*   Limelight Networks, Inc............................   5,494     14,120
    Linear Technology Corp.............................  24,807  1,094,857
*   LinkedIn Corp. Class A.............................  13,138  2,373,248
*   Lionbridge Technologies, Inc.......................   5,700     32,661
#*  Liquidity Services, Inc............................     652      8,795
    Littelfuse, Inc....................................   2,279    198,091
#*  LoJack Corp........................................   2,400     12,144
*   Magnachip Semiconductor Corp.......................   2,100     29,421
*   Manhattan Associates, Inc..........................   8,776    257,663
#   ManTech International Corp. Class A................   2,440     65,880
#   Marchex, Inc. Class B..............................   3,183     35,013
    Marvell Technology Group, Ltd......................  49,822    664,625
    MasterCard, Inc. Class A........................... 108,420  8,039,343
#*  Mattersight Corp...................................     500      2,390
#*  Mattson Technology, Inc............................     200        410
    Maxim Integrated Products, Inc.....................  30,528    894,776
    MAXIMUS, Inc.......................................   7,600    314,336
*   MaxLinear, Inc. Class A............................   1,002      9,499
*   Maxwell Technologies, Inc..........................     703      7,649
*   Measurement Specialties, Inc.......................   1,500    128,985
    Mentor Graphics Corp...............................  12,551    247,882
*   Mercury Systems, Inc...............................   2,500     27,625
#   Mesa Laboratories, Inc.............................     300     22,941
    Methode Electronics, Inc...........................   5,669    181,295
    Micrel, Inc........................................   5,800     60,668
#   Microchip Technology, Inc..........................  21,068    948,481
*   Micron Technology, Inc............................. 113,682  3,472,985
*   MICROS Systems, Inc................................   8,400    568,092
*   Microsemi Corp.....................................   9,716    232,990

                                     1214

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Microsoft Corp..................................... 864,159 $37,297,102
    MKS Instruments, Inc...............................   5,048     160,425
    MOCON, Inc.........................................     535       8,293
#*  ModusLink Global Solutions, Inc....................   5,100      19,023
*   MoneyGram International, Inc.......................   1,383      19,984
    Monolithic Power Systems, Inc......................   3,320     136,917
    Monotype Imaging Holdings, Inc.....................   4,300     128,527
*   Monster Worldwide, Inc.............................  12,900      83,850
#*  MoSys, Inc.........................................   3,108      10,287
    Motorola Solutions, Inc............................  25,841   1,645,555
*   Move, Inc..........................................   4,260      62,196
    MTS Systems Corp...................................   1,700     112,200
*   Multi-Fineline Electronix, Inc.....................   1,672      16,319
#*  Nanometrics, Inc...................................   2,297      35,741
#   National Instruments Corp..........................  10,553     336,008
*   NCI, Inc. Class A..................................   1,200      10,776
*   NCR Corp...........................................  17,270     534,507
*   NeoPhotonics Corp..................................     780       2,426
    NetApp, Inc........................................  38,360   1,489,902
*   NETGEAR, Inc.......................................   3,951     123,706
*   Netscout Systems, Inc..............................   3,814     162,209
#*  NetSuite, Inc......................................   2,800     236,068
#*  NeuStar, Inc. Class A..............................   7,800     217,308
*   Newport Corp.......................................   5,630      97,455
    NIC, Inc...........................................   5,718      96,463
#*  Novatel Wireless, Inc..............................   4,993       9,387
#*  Nuance Communications, Inc.........................  25,192     457,991
#*  Numerex Corp. Class A..............................     700       7,035
    NVIDIA Corp........................................  63,600   1,113,000
#*  Oclaro, Inc........................................   4,000       7,440
*   OmniVision Technologies, Inc.......................   5,145     115,248
*   ON Semiconductor Corp..............................  48,843     418,096
*   Oplink Communications, Inc.........................   1,500      28,590
    Optical Cable Corp.................................   1,300       5,603
    Oracle Corp........................................ 400,229  16,165,249
*   OSI Systems, Inc...................................   2,078     137,771
*   Palo Alto Networks, Inc............................   4,206     340,097
#*  Pandora Media, Inc.................................  14,445     362,858
*   PAR Technology Corp................................   1,750       6,825
    Park Electrochemical Corp..........................   2,544      71,639
    Paychex, Inc.......................................  35,021   1,436,211
    PC Connection, Inc.................................   1,900      38,817
    PC-Tel, Inc........................................   2,700      20,358
*   PCM, Inc...........................................   1,468      14,533
*   PDF Solutions, Inc.................................   3,109      59,568
    Pegasystems, Inc...................................   2,690      57,485
    Perceptron, Inc....................................     528       5,940
*   Perficient, Inc....................................   2,556      43,426
*   Pericom Semiconductor Corp.........................   2,935      25,916
#*  Photronics, Inc....................................   5,488      43,739
*   Planar Systems, Inc................................     930       2,520
    Plantronics, Inc...................................   4,499     211,318
*   Plexus Corp........................................   2,240      88,099

                                     1215

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   PLX Technology, Inc................................   3,500 $    22,715
*   PMC-Sierra, Inc....................................  21,900     147,387
*   Polycom, Inc.......................................  18,000     230,760
    Power Integrations, Inc............................   2,919     157,130
*   PRGX Global, Inc...................................   2,100      12,642
#*  Procera Networks, Inc..............................   1,209      12,102
*   Progress Software Corp.............................   6,750     156,465
*   PTC, Inc...........................................  15,600     560,976
    QAD, Inc. Class A..................................     739      13,967
    QAD, Inc. Class B..................................     184       2,940
*   QLogic Corp........................................   7,416      67,486
    QUALCOMM, Inc...................................... 183,409  13,517,243
*   Qualstar Corp......................................     300         393
*   QuinStreet, Inc....................................   2,500      12,475
*   Qumu Corp..........................................   1,254      16,490
#*  Rackspace Hosting, Inc.............................  11,300     342,277
*   Radisys Corp.......................................   2,460       7,970
#*  Rambus, Inc........................................  10,013     115,250
*   RealD, Inc.........................................   2,400      25,368
*   RealNetworks, Inc..................................   3,050      22,936
#*  RealPage, Inc......................................   5,000      80,525
*   Red Hat, Inc.......................................  20,680   1,201,922
    Reis, Inc..........................................   1,130      24,419
#*  RF Micro Devices, Inc..............................  28,986     323,484
    Richardson Electronics, Ltd........................   2,200      21,934
*   Riverbed Technology, Inc...........................  16,842     301,472
*   Rofin-Sinar Technologies, Inc......................   1,380      30,125
*   Rogers Corp........................................   1,570      90,055
*   Rosetta Stone, Inc.................................   1,296      12,493
*   Rovi Corp..........................................  11,513     269,059
#*  Rubicon Technology, Inc............................   1,987      14,962
#*  Rudolph Technologies, Inc..........................   2,529      23,292
*   Salesforce.com, Inc................................  67,791   3,677,662
    SanDisk Corp.......................................  25,120   2,303,755
*   Sanmina Corp.......................................   7,765     180,847
*   Sapient Corp.......................................  12,399     183,009
*   ScanSource, Inc....................................   2,184      78,209
#   Science Applications International Corp............   4,228     176,604
*   Seachange International, Inc.......................   3,000      22,470
#   Seagate Technology P.L.C...........................  35,310   2,069,166
*   Semtech Corp.......................................   7,320     163,456
#*  ServiceNow, Inc....................................  13,194     775,807
*   ShoreTel, Inc......................................   4,620      28,552
#*  Shutterstock, Inc..................................     900      70,146
*   Sigma Designs, Inc.................................   2,500      10,600
#*  Silicon Graphics International Corp................   1,172      11,146
*   Silicon Image, Inc.................................   9,089      45,354
*   Silicon Laboratories, Inc..........................   4,220     171,881
    Skyworks Solutions, Inc............................  19,421     985,810
*   Smith Micro Software, Inc..........................   3,600       3,816
*   SolarWinds, Inc....................................   7,737     318,300
    Solera Holdings, Inc...............................   7,592     485,888
#*  Sonus Networks, Inc................................  22,816      80,540

                                     1216

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Spansion, Inc. Class A.............................   5,765 $  109,362
#*  Splunk, Inc........................................   8,864    416,785
*   SS&C Technologies Holdings, Inc....................   6,095    263,974
*   Stamps.com, Inc....................................   1,538     48,647
*   StarTek, Inc.......................................   2,385     16,957
#*  Stratasys, Ltd.....................................   3,698    371,797
#*  SunEdison, Inc.....................................  26,920    538,400
#*  SunPower Corp......................................   4,042    148,463
#*  Super Micro Computer, Inc..........................   2,009     52,576
*   support.com, Inc...................................   5,150     12,257
*   Sykes Enterprises, Inc.............................   3,800     78,660
    Symantec Corp......................................  73,841  1,747,078
*   Synaptics, Inc.....................................   3,400    245,582
#*  Synchronoss Technologies, Inc......................   3,036    122,685
*   SYNNEX Corp........................................   2,505    161,573
*   Synopsys, Inc......................................  15,668    591,780
*   Syntel, Inc........................................   2,000    172,740
#*  Take-Two Interactive Software, Inc.................   8,400    187,992
    TE Connectivity, Ltd...............................  44,823  2,774,095
*   Tech Data Corp.....................................   3,513    220,581
*   TeleCommunication Systems, Inc. Class A............   4,140     13,041
*   Telenav, Inc.......................................   1,400      6,958
*   TeleTech Holdings, Inc.............................   2,400     66,072
*   Teradata Corp......................................  15,885    669,712
#   Teradyne, Inc......................................  20,067    365,621
    Tessco Technologies, Inc...........................   1,314     40,077
    Tessera Technologies, Inc..........................   4,753    120,774
    Texas Instruments, Inc............................. 114,581  5,299,371
*   TIBCO Software, Inc................................  16,800    324,240
    Total System Services, Inc.........................  17,783    569,056
    Transact Technologies, Inc.........................     600      5,424
#*  Travelzoo, Inc.....................................     400      6,896
#*  Trimble Navigation, Ltd............................  26,764    827,008
*   TriQuint Semiconductor, Inc........................  16,900    303,862
#*  TTM Technologies, Inc..............................   5,400     40,554
*   Tyler Technologies, Inc............................   3,125    283,531
#*  Ubiquiti Networks, Inc.............................   1,600     61,168
#*  Ultimate Software Group, Inc. (The)................   2,896    390,699
*   Ultra Clean Holdings, Inc..........................   2,422     20,999
#*  Ultratech, Inc.....................................   2,900     68,672
*   Unisys Corp........................................   4,732    100,744
    United Online, Inc.................................   1,335     14,298
#*  Universal Display Corp.............................     137      4,200
*   Unwired Planet, Inc................................   5,758     11,516
#*  USA Technologies, Inc..............................     346        706
*   Vantiv, Inc. Class A...............................  13,172    431,778
#*  Veeco Instruments, Inc.............................   3,900    135,369
*   VeriFone Systems, Inc..............................  10,903    365,360
*   Verint Systems, Inc................................   5,543    260,188
#*  VeriSign, Inc......................................  14,623    790,373
#*  ViaSat, Inc........................................   4,617    269,956
*   Viasystems Group, Inc..............................   1,015      9,937
*   Vicon Industries, Inc..............................     900      2,075

                                     1217

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Video Display Corp.................................   1,359 $      4,322
*   Virtusa Corp.......................................   2,057       64,343
    Visa, Inc. Class A.................................  52,601   11,099,337
#   Vishay Intertechnology, Inc........................  12,724      187,425
*   Vishay Precision Group, Inc........................   1,973       28,470
*   VistaPrint NV......................................   3,805      187,434
#*  VMware, Inc. Class A...............................   8,742      868,605
    Wayside Technology Group, Inc......................     152        2,655
*   Web.com Group, Inc.................................   4,205      111,643
#*  WebMD Health Corp..................................   4,087      203,655
*   Westell Technologies, Inc. Class A.................   5,426        9,387
    Western Digital Corp...............................  24,098    2,405,703
#   Western Union Co. (The)............................  63,452    1,108,506
*   WEX, Inc...........................................   3,940      425,205
#*  Workday, Inc. Class A..............................   7,188      602,642
*   Xcerra Corp........................................   4,140       38,709
    Xerox Corp......................................... 135,087    1,791,254
    Xilinx, Inc........................................  26,530    1,091,179
*   XO Group, Inc......................................   4,000       44,680
*   Yahoo!, Inc........................................ 103,839    3,718,475
*   Yelp, Inc..........................................   5,849      392,819
*   Zebra Technologies Corp. Class A...................   5,483      439,024
#*  Zillow, Inc. Class A...............................   3,000      430,590
*   Zix Corp...........................................   4,055       14,071
*   Zynga, Inc. Class A................................  66,600      194,472
                                                                ------------
Total Information Technology...........................          428,456,885
                                                                ------------
Materials -- (3.7%)
    A Schulman, Inc....................................   3,119      123,949
*   AEP Industries, Inc................................     422       17,197
    Air Products & Chemicals, Inc......................  22,453    2,962,673
    Airgas, Inc........................................   7,460      797,623
#*  AK Steel Holding Corp..............................   7,657       69,679
    Albemarle Corp.....................................   9,203      564,512
    Alcoa, Inc......................................... 118,896    1,948,705
    Allegheny Technologies, Inc........................  11,042      415,731
#*  Allied Nevada Gold Corp............................   9,346       29,253
#*  AM Castle & Co.....................................   1,388       11,493
#   American Vanguard Corp.............................   2,950       37,436
    Ampco-Pittsburgh Corp..............................     700       14,119
    Aptargroup, Inc....................................   7,000      427,700
    Ashland, Inc.......................................   7,907      827,468
    Avery Dennison Corp................................  10,701      505,194
    Axiall Corp........................................   8,057      345,081
    Balchem Corp.......................................   3,412      170,600
    Ball Corp..........................................  15,487      948,734
    Bemis Co., Inc.....................................  11,191      436,561
*   Berry Plastics Group, Inc..........................   7,766      188,636
*   Boise Cascade Co...................................   2,500       70,375
    Cabot Corp.........................................   6,836      358,138
*   Calgon Carbon Corp.................................   5,900      125,080
    Carpenter Technology Corp..........................   4,801      259,926
    Celanese Corp. Series A............................  16,930      985,495

                                     1218

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
*   Century Aluminum Co................................   6,661 $  125,227
    CF Industries Holdings, Inc........................   6,023  1,507,798
    Chase Corp.........................................   1,300     43,875
#*  Chemtura Corp......................................  10,398    241,858
*   Clearwater Paper Corp..............................   2,200    148,720
#   Cliffs Natural Resources, Inc......................  15,500    270,475
*   Codexis, Inc.......................................   1,220      2,562
*   Coeur Mining, Inc..................................   9,600     74,880
    Commercial Metals Co...............................  11,043    190,381
    Compass Minerals International, Inc................   3,504    301,414
*   Core Molding Technologies, Inc.....................     389      5,154
*   Crown Holdings, Inc................................  15,714    731,487
    Cytec Industries, Inc..............................   4,600    463,910
#   Deltic Timber Corp.................................   1,082     66,110
    Domtar Corp........................................   7,486    268,897
    Dow Chemical Co. (The)............................. 130,635  6,671,529
    Eagle Materials, Inc...............................   5,119    464,908
    Eastman Chemical Co................................  16,276  1,282,223
    Ecolab, Inc........................................  29,348  3,185,138
    EI du Pont de Nemours & Co.........................  99,088  6,372,349
*   Ferro Corp.........................................   7,900     99,066
#*  Flotek Industries, Inc.............................   5,082    146,616
    FMC Corp...........................................  14,500    945,690
    Freeport-McMoRan, Inc.............................. 111,158  4,137,301
    Friedman Industries, Inc...........................     599      5,223
    FutureFuel Corp....................................   1,256     19,795
#*  General Moly, Inc..................................   4,913      5,159
    Globe Specialty Metals, Inc........................   6,858    130,508
#*  Golden Minerals Co.................................   1,450      1,726
*   Graphic Packaging Holding Co.......................  24,507    294,084
    Greif, Inc. Class A................................   2,500    125,450
    Hawkins, Inc.......................................     888     30,414
    Haynes International, Inc..........................   1,800     89,640
    HB Fuller Co.......................................   5,400    241,110
*   Headwaters, Inc....................................   7,000     74,830
#   Hecla Mining Co....................................  28,200     89,112
#*  Horsehead Holding Corp.............................   3,876     72,597
    Huntsman Corp......................................  21,532    560,909
    Innophos Holdings, Inc.............................   2,500    151,075
    Innospec, Inc......................................   2,400     96,504
    International Flavors & Fragrances, Inc............   8,630    871,544
    International Paper Co.............................  43,500  2,066,250
#*  Intrepid Potash, Inc...............................   5,600     82,936
#   Kaiser Aluminum Corp...............................   1,800    138,996
*   KapStone Paper and Packaging Corp..................   8,598    255,705
    KMG Chemicals, Inc.................................   1,500     25,155
    Koppers Holdings, Inc..............................   1,980     71,339
*   Kraton Performance Polymers, Inc...................   3,187     65,684
#   Kronos Worldwide, Inc..............................   2,426     36,172
#*  Landec Corp........................................   3,992     48,742
#*  Louisiana-Pacific Corp.............................  14,700    199,038
*   LSB Industries, Inc................................   2,000     77,020
    LyondellBasell Industries NV Class A...............  49,032  5,209,650

                                     1219

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Materials -- (Continued)
#   Martin Marietta Materials, Inc.....................  6,130 $  761,530
    Materion Corp......................................  1,659     53,602
#*  McEwen Mining, Inc................................. 13,772     39,250
    MeadWestvaco Corp.................................. 18,272    763,770
#*  Mercer International, Inc..........................  3,588     35,736
    Minerals Technologies, Inc.........................  3,500    203,245
#*  Molycorp, Inc......................................  5,989     12,517
#   Monsanto Co........................................ 55,970  6,329,647
    Mosaic Co. (The)................................... 36,121  1,665,539
    Myers Industries, Inc..............................  3,889     71,869
    Neenah Paper, Inc..................................  1,500     74,430
#   NewMarket Corp.....................................  1,212    469,044
    Newmont Mining Corp................................ 50,732  1,263,734
    Noranda Aluminum Holding Corp......................  2,200      9,724
*   Northern Technologies International Corp...........    300      6,090
    Nucor Corp......................................... 33,233  1,668,961
#   Olin Corp..........................................  8,155    216,678
#   Olympic Steel, Inc.................................  1,300     28,509
#   OM Group, Inc......................................  3,037     85,856
*   OMNOVA Solutions, Inc..............................  3,300     26,631
*   Owens-Illinois, Inc................................ 17,100    533,349
    Packaging Corp. of America......................... 10,700    707,912
*   Penford Corp.......................................  1,572     19,304
    PH Glatfelter Co...................................  4,200     99,960
    PolyOne Corp....................................... 10,028    380,563
    PPG Industries, Inc................................ 14,650  2,905,974
    Praxair, Inc....................................... 31,225  4,001,172
    Quaker Chemical Corp...............................  1,414     99,843
    Reliance Steel & Aluminum Co.......................  8,000    546,000
#*  Rentech, Inc....................................... 22,910     49,715
*   Resolute Forest Products, Inc......................  2,379     36,613
    Rock-Tenn Co. Class A..............................  7,427    738,467
    Rockwood Holdings, Inc.............................  7,980    629,941
#   Royal Gold, Inc....................................  5,000    377,850
    RPM International, Inc............................. 13,941    615,913
*   RTI International Metals, Inc......................  3,000     74,580
#   Schnitzer Steel Industries, Inc. Class A...........  2,300     61,433
    Schweitzer-Mauduit International, Inc..............  3,186    130,084
    Scotts Miracle-Gro Co. (The) Class A...............  4,409    234,559
    Sealed Air Corp.................................... 19,877    638,449
    Sensient Technologies Corp.........................  4,721    247,853
    Sherwin-Williams Co. (The).........................  9,200  1,897,316
    Sigma-Aldrich Corp................................. 12,979  1,303,351
    Silgan Holdings, Inc...............................  5,600    275,632
    Sonoco Products Co................................. 11,072    433,358
#   Southern Copper Corp............................... 18,041    592,827
    Steel Dynamics, Inc................................ 22,500    477,225
    Stepan Co..........................................  1,746     84,018
#*  Stillwater Mining Co............................... 11,244    201,268
*   SunCoke Energy, Inc................................  6,923    158,052
    Synalloy Corp......................................    737     12,337
*   TimkenSteel Corp...................................  4,280    186,223
*   Trecora Resources..................................    613      7,368

                                     1220

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Tredegar Corp......................................   2,230 $    43,574
    Tronox, Ltd. Class A...............................   5,929     157,356
    United States Lime & Minerals, Inc.................     353      20,340
#   United States Steel Corp...........................  11,300     378,437
*   Universal Stainless & Alloy Products, Inc..........     545      15,712
    US Silica Holdings, Inc............................   1,786     100,409
    Valspar Corp. (The)................................   8,300     622,915
    Vulcan Materials Co................................  13,048     823,720
#   Walter Energy, Inc.................................   6,000      34,500
    Wausau Paper Corp..................................   5,215      52,515
    Westlake Chemical Corp.............................   5,260     459,671
    Worthington Industries, Inc........................   5,620     214,965
*   WR Grace & Co......................................   7,800     709,800
    Zep, Inc...........................................   2,526      39,380
                                                                -----------
Total Materials........................................          87,743,458
                                                                -----------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     100          --
o*  Gerber Scientific, Inc. Escrow Shares..............   2,901          --
o*  Petrocorp, Inc. Escrow Shares......................     100          --
                                                                -----------
Total Other............................................                  --
                                                                -----------
Real Estate Investment Trusts -- (0.1%)
*   CareTrust REIT, Inc................................   1,831      31,237
    Crown Castle International Corp....................  31,300   2,321,834
    Parkway Properties, Inc............................   1,971      40,859
                                                                -----------
Total Real Estate Investment Trusts....................           2,393,930
                                                                -----------
Telecommunication Services -- (2.2%)
#*  8x8, Inc...........................................   3,443      27,819
*   Alaska Communications Systems Group, Inc...........   1,400       2,576
    AT&T, Inc.......................................... 570,785  20,314,238
#   Atlantic Tele-Network, Inc.........................   1,149      67,228
*   Boingo Wireless, Inc...............................   1,200       7,332
#   CenturyLink, Inc...................................  63,542   2,493,388
#*  Cincinnati Bell, Inc...............................  21,600      82,296
    Cogent Communications Holdings, Inc................   4,200     145,782
#   Consolidated Communications Holdings, Inc..........   4,233      94,735
    Enventis Corp......................................   2,100      34,398
#   Frontier Communications Corp....................... 103,738     679,484
*   General Communication, Inc. Class A................   3,550      39,192
    HC2 Holdings, Inc..................................     900       3,555
    IDT Corp. Class B..................................   1,800      28,062
    Inteliquent, Inc...................................   2,700      28,647
#*  Iridium Communications, Inc........................   4,218      34,503
*   Level 3 Communications, Inc........................  17,703     778,578
#   Lumos Networks Corp................................   2,000      30,680
#*  NII Holdings, Inc..................................  17,652      12,097
#   NTELOS Holdings Corp...............................   2,000      24,080
*   ORBCOMM, Inc.......................................   1,021       6,412
*   Premiere Global Services, Inc......................   5,500      72,050
*   SBA Communications Corp. Class A...................  13,600   1,454,248

                                     1221

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
    Shenandoah Telecommunications Co...................   1,830 $    50,709
    Spok Holdings, Inc.................................   2,839      42,500
*   Sprint Corp........................................  89,897     660,743
*   Straight Path Communications, Inc. Class B.........     900       8,883
*   T-Mobile US, Inc...................................  15,248     502,269
    Telephone & Data Systems, Inc......................   9,517     237,925
*   tw telecom, Inc....................................  16,100     655,914
#*  United States Cellular Corp........................   1,000      39,090
    Verizon Communications, Inc........................ 448,711  22,624,009
*   Vonage Holdings Corp...............................  16,854      58,652
#   Windstream Holdings, Inc...........................  60,278     690,786
                                                                -----------
Total Telecommunication Services.......................          52,032,860
                                                                -----------
Utilities -- (2.9%)
    AES Corp...........................................  75,839   1,108,008
    AGL Resources, Inc.................................  12,934     667,912
#   ALLETE, Inc........................................   4,181     196,173
    Alliant Energy Corp................................  11,900     672,350
    Ameren Corp........................................  26,700   1,026,615
    American Electric Power Co., Inc...................  52,876   2,749,023
    American States Water Co...........................   4,400     134,420
    American Water Works Co., Inc......................  19,600     936,292
    Aqua America, Inc..................................  19,333     459,739
#   Artesian Resources Corp. Class A...................     471      10,263
    Atmos Energy Corp..................................  10,030     484,650
#   Avista Corp........................................   6,463     200,547
    Black Hills Corp...................................   5,109     269,295
    California Water Service Group.....................   5,100     116,127
*   Calpine Corp.......................................  36,997     815,414
    CenterPoint Energy, Inc............................  44,700   1,087,104
#   Chesapeake Utilities Corp..........................   1,000      65,090
    Cleco Corp.........................................   6,582     366,881
    CMS Energy Corp....................................  30,151     872,269
#   Connecticut Water Service, Inc.....................   1,422      45,348
#   Consolidated Edison, Inc...........................  26,998   1,514,318
    Consolidated Water Co., Ltd........................     777       8,073
    Delta Natural Gas Co., Inc.........................     720      14,112
    Dominion Resources, Inc............................  62,539   4,230,138
    DTE Energy Co......................................  18,500   1,365,670
    Duke Energy Corp...................................  74,638   5,383,639
*   Dynegy, Inc........................................   9,335     247,844
    Edison International...............................  32,113   1,759,792
    El Paso Electric Co................................   4,200     154,770
    Empire District Electric Co. (The).................   4,470     109,560
    Entergy Corp.......................................  19,100   1,391,053
    Exelon Corp........................................  95,917   2,981,100
    FirstEnergy Corp...................................  43,020   1,342,654
    Gas Natural, Inc...................................     850      10,957
*   Genie Energy, Ltd. Class B.........................   1,800      12,474
#   Great Plains Energy, Inc...........................  17,100     423,909
#   Hawaiian Electric Industries, Inc..................  10,300     243,286
    IDACORP, Inc.......................................   5,551     297,256
    Integrys Energy Group, Inc.........................   8,540     559,882

                                     1222

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------ --------------
Utilities -- (Continued)
#   ITC Holdings Corp.................................. 17,100 $      617,310
#   Laclede Group, Inc. (The)..........................  3,289        154,517
    MDU Resources Group, Inc........................... 19,689        620,400
#   MGE Energy, Inc....................................  3,789        142,542
#   Middlesex Water Co.................................  1,620         32,918
#   National Fuel Gas Co...............................  7,872        542,460
#   New Jersey Resources Corp..........................  4,454        227,510
    NextEra Energy, Inc................................ 47,591      4,468,319
    NiSource, Inc...................................... 33,547      1,264,051
    Northeast Utilities................................ 34,410      1,510,599
#   Northwest Natural Gas Co...........................  2,797        120,886
    NorthWestern Corp..................................  3,938        182,014
    NRG Energy, Inc.................................... 35,895      1,111,309
    OGE Energy Corp.................................... 21,600        776,520
#   ONE Gas, Inc.......................................  5,450        196,200
    Ormat Technologies, Inc............................  1,700         43,843
#   Otter Tail Corp....................................  3,400         95,064
    Pepco Holdings, Inc................................ 24,900        668,565
    PG&E Corp.......................................... 48,724      2,176,501
    Piedmont Natural Gas Co., Inc......................  8,196        284,319
    Pinnacle West Capital Corp......................... 11,815        631,984
    PNM Resources, Inc.................................  8,650        221,873
#   Portland General Electric Co.......................  8,207        262,050
    PPL Corp........................................... 64,982      2,143,756
    Public Service Enterprise Group, Inc............... 55,550      1,953,694
    Questar Corp....................................... 19,300        429,232
    RGC Resources, Inc.................................    200          3,958
#   SCANA Corp......................................... 14,155        720,206
    Sempra Energy...................................... 24,630      2,455,857
    SJW Corp...........................................  2,210         59,250
#   South Jersey Industries, Inc.......................  3,300        176,781
    Southern Co. (The)................................. 97,913      4,238,654
    Southwest Gas Corp.................................  5,119        253,544
#   TECO Energy, Inc................................... 22,655        395,556
    UGI Corp........................................... 12,034        584,130
    UIL Holdings Corp..................................  5,631        197,705
    Unitil Corp........................................  1,200         38,400
    UNS Energy Corp....................................  4,395        265,546
    Vectren Corp.......................................  9,040        344,334
#   Westar Energy, Inc................................. 14,053        506,470
    WGL Holdings, Inc..................................  5,799        226,045
#   Wisconsin Energy Corp.............................. 24,300      1,058,994
    Xcel Energy, Inc................................... 52,125      1,605,450
#   York Water Co......................................    900         17,127
                                                               --------------
Total Utilities........................................            68,360,450
                                                               --------------
TOTAL COMMON STOCKS....................................         2,191,789,228
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*  Community Health Systems, Inc. Rights 01/04/16..... 27,224          1,497
o*  Leap Wireless International, Inc. Contingent Value
      Rights...........................................  7,025         17,703

                                     1223

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CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16      1,430 $           --
TOTAL RIGHTS/WARRANTS................................                    19,200
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.068%.......................................  3,148,838      3,148,838
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (6.9%)
(S)@  DFA Short Term Investment Fund................. 14,005,647    162,045,340
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,239,683,580)^^            $2,357,002,606
                                                                 ==============

                                     1224

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary.. $  282,463,265           --   --    $  282,463,265
    Consumer Staples........    187,284,869           --   --       187,284,869
    Energy..................    222,886,789           --   --       222,886,789
    Financials..............    313,812,595 $        648   --       313,813,243
    Health Care.............    292,920,208        8,138   --       292,928,346
    Industrials.............    253,425,133           --   --       253,425,133
    Information Technology..    428,456,885           --   --       428,456,885
    Materials...............     87,743,458           --   --        87,743,458
    Other...................             --           --   --                --
    Real Estate Investment
      Trusts................      2,393,930           --   --         2,393,930
    Telecommunication
      Services..............     52,032,860           --   --        52,032,860
    Utilities...............     68,360,450           --   --        68,360,450
 Rights/Warrants............             --       19,200   --            19,200
 Temporary Cash Investments.      3,148,838           --   --         3,148,838
 Securities Lending
   Collateral...............             --  162,045,340   --       162,045,340
                             -------------- ------------   --    --------------
 TOTAL...................... $2,194,929,280 $162,073,326   --    $2,357,002,606
                             ============== ============   ==    ==============

                                     1225

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (86.1%)

Consumer Discretionary -- (13.4%)
#*  1-800-Flowers.com, Inc. Class A.................... 137,199 $   702,459
    Aaron's, Inc.......................................  59,297   1,564,255
#   Abercrombie & Fitch Co. Class A....................  21,420     842,663
    AH Belo Corp. Class A.............................. 100,654   1,061,900
*   ALCO Stores, Inc...................................  10,636      74,080
*   Ambassadors Group, Inc.............................   1,110       4,773
    AMCON Distributing Co..............................     388      31,032
#*  America's Car-Mart, Inc............................  44,364   1,660,988
    Arctic Cat, Inc....................................  21,276     757,426
#   Ark Restaurants Corp...............................  11,046     235,390
*   Asbury Automotive Group, Inc.......................     761      51,390
*   Ascent Capital Group, Inc. Class A.................  37,093   2,299,024
*   Ballantyne Strong, Inc.............................  85,890     332,394
#*  Barnes & Noble, Inc................................ 197,235   4,106,433
    Bassett Furniture Industries, Inc..................  44,555     649,612
    Beasley Broadcasting Group, Inc. Class A...........  42,442     259,745
#*  Beazer Homes USA, Inc..............................  21,064     323,332
#   bebe stores, Inc................................... 154,556     434,302
*   Belmond, Ltd. Class A.............................. 447,582   5,550,017
    Big 5 Sporting Goods Corp..........................  15,726     155,845
#*  Biglari Holdings, Inc..............................   7,203   3,061,347
*   BJ's Restaurants, Inc..............................  50,432   1,728,305
#   Bob Evans Farms, Inc............................... 102,827   4,885,311
    Bon-Ton Stores, Inc. (The).........................   9,857      91,670
*   Books-A-Million, Inc...............................  89,105     190,685
    Bowl America, Inc. Class A.........................  11,489     168,027
#*  Boyd Gaming Corp................................... 179,677   1,976,447
#*  Bridgepoint Education, Inc.........................  10,334     124,111
*   Bright Horizons Family Solutions, Inc..............   9,909     411,917
    Brown Shoe Co., Inc................................ 191,145   5,388,378
*   Build-A-Bear Workshop, Inc.........................  93,796     989,548
#*  Cabela's, Inc...................................... 208,284  12,155,454
#*  Cache, Inc.........................................  86,803     101,560
#   Callaway Golf Co................................... 356,756   2,711,346
*   Cambium Learning Group, Inc........................  57,897     113,478
*   Canterbury Park Holding Corp.......................   7,625      72,743
#*  Career Education Corp..............................   9,777      49,960
    Carriage Services, Inc............................. 169,187   2,728,986
#*  Carrols Restaurant Group, Inc......................  63,075     473,693
#*  Cavco Industries, Inc..............................  22,377   1,597,494
#*  Central European Media Enterprises, Ltd. Class A...   3,927      10,289
#*  Charles & Colvard, Ltd.............................  38,289      71,600
    Chico's FAS, Inc................................... 149,030   2,356,164
#   Children's Place, Inc. (The).......................   2,275     114,205
*   Christopher & Banks Corp........................... 129,208   1,104,728
    Churchill Downs, Inc...............................  56,570   4,893,305
*   Citi Trends, Inc...................................   5,396     108,729
    Clear Channel Outdoor Holdings, Inc. Class A.......  59,302     447,730
*   Coast Distribution System, Inc. (The)..............  18,627      56,347
#*  Cobra Electronics Corp.............................  19,854      81,997
#*  Conn's, Inc........................................ 159,725   6,389,000

                                     1226

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
     Cooper Tire & Rubber Co............................   2,181 $    63,009
     Core-Mark Holding Co., Inc......................... 118,920   5,613,024
#*   Corinthian Colleges, Inc........................... 172,149      36,151
#*   Crocs, Inc.........................................  46,822     743,065
     CSS Industries, Inc................................  43,800   1,081,422
     Culp, Inc..........................................  36,886     668,374
#*   Cumulus Media, Inc. Class A........................ 113,565     588,267
#    Darden Restaurants, Inc............................ 102,117   4,773,970
#*   dELiA*s, Inc.......................................  47,628      29,291
#*   Delta Apparel, Inc.................................  17,375     223,790
#*   Destination XL Group, Inc.......................... 104,764     560,487
     DeVry Education Group, Inc.........................  88,414   3,533,908
     Dillard's, Inc. Class A............................ 254,247  30,311,327
     DineEquity, Inc....................................  59,800   4,846,790
#*   Dixie Group, Inc. (The)............................ 107,293     900,188
#*   Dorman Products, Inc............................... 146,076   6,336,777
*    Dover Downs Gaming & Entertainment, Inc............  16,136      20,331
     Dover Motorsports, Inc............................. 109,057     303,178
     DR Horton, Inc..................................... 152,435   3,155,404
#*   DreamWorks Animation SKG, Inc. Class A............. 162,850   3,257,000
     Drew Industries, Inc...............................     245      11,025
#*   Education Management Corp..........................  36,822      47,500
#    Educational Development Corp.......................   2,276      10,925
*    Emerson Radio Corp................................. 234,338     377,284
#*   Entercom Communications Corp. Class A..............  27,299     257,976
     Escalade, Inc......................................  24,227     385,209
*    EW Scripps Co. (The) Class A....................... 235,669   5,109,304
o#*  FAB Universal Corp.................................   5,037       5,798
*    Famous Dave's Of America, Inc......................     479      11,941
#*   Federal-Mogul Holdings Corp........................ 143,350   2,284,999
     Finish Line, Inc. (The) Class A....................  57,948   1,523,453
*    Flanigan's Enterprises, Inc........................   5,016      74,688
     Flexsteel Industries, Inc..........................  26,545     803,252
     Foot Locker, Inc................................... 242,147  11,509,247
     Fred's, Inc. Class A............................... 189,475   2,999,389
     Frisch's Restaurants, Inc..........................  23,920     565,708
#*   FTD Cos., Inc......................................  98,445   3,242,778
*    Fuel Systems Solutions, Inc........................  28,017     294,179
*    Full House Resorts, Inc............................  57,269      80,749
#*   G-III Apparel Group, Ltd...........................  65,443   5,082,958
*    Gaiam, Inc. Class A................................  47,824     314,682
#    GameStop Corp. Class A............................. 431,501  18,110,097
*    Gaming Partners International Corp.................     100         864
     Gannett Co., Inc................................... 412,001  13,480,673
*    Geeknet, Inc.......................................     710       8,470
#*   Genesco, Inc.......................................  87,141   6,646,244
     Graham Holdings Co. Class B........................  12,428   8,522,501
#*   Gray Television, Inc............................... 226,443   2,758,076
*    Gray Television, Inc. Class A......................   2,809      26,854
#    Group 1 Automotive, Inc............................ 126,434   9,346,001
     Guess?, Inc........................................   1,234      32,096
     Harte-Hanks, Inc................................... 142,987     937,995
     Haverty Furniture Cos., Inc........................ 110,114   2,447,834

                                     1227

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc. Class A...............     700 $    15,582
*   Helen of Troy, Ltd................................. 137,895   7,395,309
#*  hhgregg, Inc.......................................  59,528     423,244
*   Hollywood Media Corp...............................  63,704      80,267
    Hooker Furniture Corp..............................  53,234     772,958
#*  Iconix Brand Group, Inc............................ 357,800  15,109,894
    International Speedway Corp. Class A............... 125,710   3,811,527
*   Isle of Capri Casinos, Inc......................... 170,485   1,348,536
#   JAKKS Pacific, Inc................................. 141,049     880,146
*   Jarden Corp........................................  31,950   1,786,005
    Johnson Outdoors, Inc. Class A..................... 101,246   2,334,733
*   Journal Communications, Inc. Class A............... 247,681   2,694,769
*   K12, Inc...........................................   5,499     128,182
#*  Kirkland's, Inc....................................  53,915   1,014,141
*   Kona Grill, Inc....................................   1,474      27,166
    Koss Corp..........................................     710       1,867
    La-Z-Boy, Inc...................................... 233,867   4,920,562
*   Lakeland Industries, Inc...........................  34,327     211,111
#*  Lands' End, Inc....................................     368      12,950
*   LeapFrog Enterprises, Inc..........................  26,371     190,399
    Lear Corp..........................................  83,866   7,897,661
#   Lennar Corp. Class A............................... 228,598   8,282,106
    Lennar Corp. Class B...............................  66,137   2,023,792
*   Liberty Ventures Series A..........................  19,182   1,326,627
#*  Life Time Fitness, Inc.............................  37,885   1,490,775
    Lifetime Brands, Inc...............................  63,921   1,086,657
    Lincoln Educational Services Corp..................   2,664       9,830
    Lithia Motors, Inc. Class A........................ 112,625  10,006,731
*   Live Nation Entertainment, Inc..................... 433,828  10,069,148
*   Loral Space & Communications, Inc..................  43,502   3,145,195
*   Luby's, Inc........................................ 151,536     760,711
#*  M/I Homes, Inc.....................................  95,252   1,960,286
*   Madison Square Garden Co. (The) Class A............  60,153   3,569,479
    Marcus Corp. (The)................................. 108,304   1,913,732
#*  MarineMax, Inc..................................... 127,066   2,118,190
*   Marriott Vacations Worldwide Corp..................  44,142   2,540,372
#*  Martha Stewart Living Omnimedia, Inc. Class A......   8,504      38,353
#   Matthews International Corp. Class A...............  32,137   1,397,619
*   McClatchy Co. (The) Class A........................ 269,431   1,301,352
#   MDC Holdings, Inc..................................  87,977   2,372,740
#*  Media General, Inc. Class A........................  96,566   1,946,771
    Men's Wearhouse, Inc. (The)........................ 238,818  12,017,322
#   Meredith Corp......................................  19,132     878,541
*   Meritage Homes Corp................................  73,345   2,809,114
*   Modine Manufacturing Co............................ 147,459   2,030,510
*   Mohawk Industries, Inc.............................  24,238   3,024,175
*   Monarch Casino & Resort, Inc.......................   7,104      88,658
#*  Motorcar Parts of America, Inc.....................  56,988   1,268,553
    Movado Group, Inc.................................. 105,959   4,336,902
*   MTR Gaming Group, Inc..............................  97,351     447,815
#*  Multimedia Games Holding Co., Inc..................  74,184   1,789,318
*   Murphy USA, Inc....................................  25,684   1,269,303
    NACCO Industries, Inc. Class A.....................  25,083   1,196,208

                                     1228

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Nathan's Famous, Inc...............................     9,601 $   477,266
*   Nautilus, Inc......................................    32,258     321,290
*   New York & Co., Inc................................   121,740     410,264
    New York Times Co. (The) Class A...................    11,183     139,676
#*  Norwegian Cruise Line Holdings, Ltd................    44,108   1,445,860
#*  Office Depot, Inc.................................. 1,398,222   7,005,092
*   P&F Industries, Inc. Class A.......................     2,025      16,301
#*  Pacific Sunwear of California, Inc.................   284,074     576,670
#*  Penn National Gaming, Inc..........................    44,413     465,448
    Penske Automotive Group, Inc.......................   236,131  10,968,285
#*  Pep Boys-Manny, Moe & Jack (The)...................   195,999   2,073,669
#*  Perfumania Holdings, Inc...........................    27,270     177,255
#*  Perry Ellis International, Inc.....................    81,166   1,493,454
#*  Pinnacle Entertainment, Inc........................   190,559   4,154,186
    PulteGroup, Inc....................................   400,261   7,064,607
    PVH Corp...........................................    16,256   1,791,086
#*  Quiksilver, Inc....................................   406,028   1,214,024
*   Radio One, Inc. Class D............................    50,923     222,534
#*  RadioShack Corp....................................    29,210      18,110
*   Reading International, Inc. Class B................     6,238      75,355
*   Red Lion Hotels Corp...............................    93,026     509,782
*   Red Robin Gourmet Burgers, Inc.....................    79,845   5,138,824
    Regis Corp.........................................   240,190   3,345,847
#   Rent-A-Center, Inc.................................   244,102   5,843,802
    RG Barry Corp......................................    10,660     201,367
#*  Rick's Cabaret International, Inc..................    49,664     550,277
    Rocky Brands, Inc..................................    37,738     569,089
    Royal Caribbean Cruises, Ltd.......................    59,707   3,561,523
*   Ruby Tuesday, Inc..................................   301,210   1,810,272
#   Ryland Group, Inc. (The)...........................    54,254   1,741,553
#   Saga Communications, Inc. Class A..................    34,254   1,233,144
    Salem Communications Corp. Class A.................    55,646     484,677
#   Scholastic Corp....................................   140,916   4,991,245
#*  Sears Holdings Corp................................     1,226      46,772
    Service Corp. International........................   458,689   9,632,469
*   Shiloh Industries, Inc.............................   200,500   3,408,500
    Shoe Carnival, Inc.................................   115,172   2,050,062
    Signet Jewelers, Ltd...............................    15,369   1,564,411
*   Sizmek, Inc........................................    39,090     355,328
*   Skechers U.S.A., Inc. Class A......................   187,114   9,761,737
*   Skullcandy, Inc....................................     9,800      66,248
#*  Skyline Corp.......................................    29,726     140,009
    Sonic Automotive, Inc. Class A.....................     5,722     139,159
*   Spanish Broadcasting System, Inc. Class A..........     4,503      24,271
    Spartan Motors, Inc................................   161,700     695,310
#   Speedway Motorsports, Inc..........................   201,627   3,516,375
*   Sport Chalet, Inc. Class A.........................   132,485     149,708
*   Sport Chalet, Inc. Class B.........................     4,760       5,355
#   Stage Stores, Inc..................................   159,243   2,869,559
    Standard Motor Products, Inc.......................   123,563   4,454,446
#*  Standard Pacific Corp..............................    87,317     658,370
*   Stanley Furniture Co., Inc.........................    57,224     148,210
    Stein Mart, Inc....................................   124,540   1,616,529

                                     1229

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
*   Stoneridge, Inc....................................    67,571 $    741,254
    Strattec Security Corp.............................    16,028    1,007,039
    Superior Industries International, Inc.............   138,538    2,592,046
    Superior Uniform Group, Inc........................    39,336      816,222
    Sypris Solutions, Inc..............................    27,793      131,739
#*  Systemax, Inc......................................   245,635    3,357,830
    Tandy Leather Factory, Inc.........................    19,944      186,277
*   Toll Brothers, Inc.................................   226,301    7,397,780
    Trans World Entertainment Corp.....................    62,666      225,598
#*  Tuesday Morning Corp...............................   189,888    3,125,556
#*  Unifi, Inc.........................................    94,608    2,709,573
*   Universal Electronics, Inc.........................    24,952    1,188,464
    Universal Technical Institute, Inc.................     1,031       12,341
    Vail Resorts, Inc..................................    39,741    3,000,446
#*  Valuevision Media, Inc. Class A....................    43,800      200,604
*   Visteon Corp.......................................     6,414      612,537
#*  Vitamin Shoppe, Inc................................    15,143      645,849
#*  VOXX International Corp............................   116,682    1,156,319
*   Wells-Gardner Electronics Corp.....................    35,937       43,843
#   Wendy's Co. (The).................................. 1,383,503   11,275,549
#*  West Marine, Inc...................................   120,425    1,033,247
#*  Wet Seal, Inc. (The) Class A.......................   221,103      203,879
    Weyco Group, Inc...................................    11,436      296,879
#   Wolverine World Wide, Inc..........................    40,910      992,477
    Wyndham Worldwide Corp.............................    21,808    1,647,594
                                                                  ------------
Total Consumer Discretionary...........................            535,677,614
                                                                  ------------
Consumer Staples -- (2.8%)
#   Alico, Inc.........................................     3,639      134,316
*   Alliance One International, Inc....................   429,150      974,171
    Andersons, Inc. (The)..............................   126,005    6,806,790
#*  Boulder Brands, Inc................................   264,860    3,006,161
*   Bridgford Foods Corp...............................     2,376       18,877
    Cal-Maine Foods, Inc...............................     3,394      241,653
#   Casey's General Stores, Inc........................    16,744    1,107,950
    CCA Industries, Inc................................     9,592       33,764
*   Central Garden and Pet Co..........................    68,266      627,365
*   Central Garden and Pet Co. Class A.................   176,558    1,647,286
#*  Chiquita Brands International, Inc.................   238,326    2,285,546
    Coca-Cola Bottling Co. Consolidated................     5,966      416,546
*   Constellation Brands, Inc. Class A.................   140,743   11,718,262
*   Constellation Brands, Inc. Class B.................     1,161       96,595
#*  Craft Brew Alliance, Inc...........................    91,153    1,022,737
*   Darling Ingredients, Inc...........................    15,200      284,544
#   Dean Foods Co......................................    26,610      407,665
#*  Elizabeth Arden, Inc...............................    22,206      458,110
    Energizer Holdings, Inc............................    12,003    1,377,464
*   Farmer Bros. Co....................................    56,523    1,157,026
    Fresh Del Monte Produce, Inc.......................   253,809    7,599,041
    Golden Enterprises, Inc............................    27,634      112,470
*   Hain Celestial Group, Inc. (The)...................   130,526   11,159,973
    Ingles Markets, Inc. Class A.......................    64,005    1,569,403
    Ingredion, Inc.....................................    16,495    1,214,527

                                     1230

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.................................  10,013 $    261,640
    J&J Snack Foods Corp...............................     800       72,072
#   John B. Sanfilippo & Son, Inc......................  48,275    1,276,874
*   Mannatech, Inc.....................................   8,479      104,207
    MGP Ingredients, Inc...............................  75,349      606,559
*   Natural Alternatives International, Inc............   9,338       50,705
*   Nutraceutical International Corp...................  63,201    1,458,679
    Oil-Dri Corp. of America...........................  28,763      839,017
*   Omega Protein Corp................................. 123,884    1,736,854
    Orchids Paper Products Co..........................  16,397      432,881
*   Pantry, Inc. (The)................................. 114,386    2,048,653
*   Pilgrim's Pride Corp...............................   9,043      252,842
*   Post Holdings, Inc................................. 129,830    5,831,964
#*  Primo Water Corp...................................   5,744       26,652
    Reliv International, Inc...........................   1,105        1,492
#   Sanderson Farms, Inc...............................  22,444    2,044,424
*   Seaboard Corp......................................   2,639    7,526,428
*   Seneca Foods Corp. Class A.........................  30,926      885,102
*   Seneca Foods Corp. Class B.........................   1,786       54,294
#   Snyder's-Lance, Inc................................  22,241      551,799
    SpartanNash Co..................................... 230,863    4,838,888
    Spectrum Brands Holdings, Inc......................  81,722    6,815,615
#*  Susser Holdings Corp...............................  95,254    7,636,513
#*  TreeHouse Foods, Inc...............................  45,157    3,319,040
#   Universal Corp..................................... 108,949    5,657,722
    Village Super Market, Inc. Class A.................  16,501      388,104
#   Weis Markets, Inc..................................  47,949    2,045,504
                                                                ------------
Total Consumer Staples.................................          112,242,766
                                                                ------------
Energy -- (8.6%)
    Adams Resources & Energy, Inc......................  23,737    1,550,976
    Alon USA Energy, Inc............................... 153,094    1,967,258
#*  Alpha Natural Resources, Inc....................... 285,868      969,093
#*  Approach Resources, Inc............................  75,306    1,584,438
#   Arch Coal, Inc.....................................  35,400      105,138
*   Atwood Oceanics, Inc...............................   6,145      295,882
*   Barnwell Industries, Inc...........................  24,887       76,154
#*  Basic Energy Services, Inc......................... 159,165    3,818,368
#*  Bill Barrett Corp.................................. 162,823    3,909,380
    Bolt Technology Corp...............................  27,144      463,348
*   Bonanza Creek Energy, Inc..........................  14,596      818,252
#*  BPZ Resources, Inc................................. 198,307      519,564
    Bristow Group, Inc................................. 174,943   12,485,682
#*  C&J Energy Services, Inc...........................  52,236    1,564,991
#*  Cal Dive International, Inc........................ 205,533      224,031
*   Callon Petroleum Co................................  87,827      867,731
*   Carrizo Oil & Gas, Inc.............................   8,702      534,390
    Cimarex Energy Co..................................   3,516      488,794
#*  Clayton Williams Energy, Inc.......................   4,143      440,857
#*  Cloud Peak Energy, Inc.............................  86,854    1,344,500
#   Comstock Resources, Inc............................ 135,349    3,202,357
*   Contango Oil & Gas Co..............................  20,887      840,284
    Dawson Geophysical Co..............................  39,782      998,528

                                     1231

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Delek US Holdings, Inc............................. 147,871 $ 4,320,791
#   Denbury Resources, Inc............................. 306,318   5,192,090
    DHT Holdings, Inc..................................   9,144      60,533
    Diamond Offshore Drilling, Inc.....................  19,106     893,970
#*  Emerald Oil, Inc...................................  95,868     703,671
#*  Endeavour International Corp.......................  67,412      95,051
    Energy XXI Bermuda, Ltd............................ 108,809   2,171,828
*   ENGlobal Corp......................................  13,721      38,282
    EnLink Midstream LLC............................... 137,887   5,268,662
*   Era Group, Inc.....................................  71,064   1,904,515
*   Escalera Resources Co..............................  56,385     125,175
#   Exterran Holdings, Inc............................. 320,367  13,535,506
#*  Forbes Energy Services, Ltd........................   2,238      11,772
    GasLog, Ltd........................................     559      14,254
#*  Gastar Exploration, Inc............................  17,889     118,425
#   Green Plains, Inc.................................. 135,748   5,089,192
    Gulf Island Fabrication, Inc.......................  66,673   1,300,123
#   Gulfmark Offshore, Inc. Class A.................... 113,734   4,352,600
#*  Halcon Resources Corp..............................  46,079     274,170
#*  Harvest Natural Resources, Inc..................... 197,639     853,800
#*  Helix Energy Solutions Group, Inc.................. 562,740  14,310,478
#*  Hercules Offshore, Inc............................. 650,009   2,294,532
*   HKN, Inc...........................................   1,581     112,330
    HollyFrontier Corp................................. 209,593   9,852,967
#*  Hornbeck Offshore Services, Inc.................... 164,640   7,194,768
#*  Key Energy Services, Inc........................... 211,774   1,300,292
*   Kodiak Oil & Gas Corp..............................  46,007     714,949
#   LinnCo LLC.........................................  79,112   2,301,368
#*  Lucas Energy, Inc..................................  30,850      15,715
#*  Magnum Hunter Resources Corp.......................  39,601     254,634
#*  Matador Resources Co...............................  24,467     661,588
*   Matrix Service Co..................................  54,894   1,473,904
#*  McDermott International, Inc.......................  19,911     145,350
*   Mexco Energy Corp..................................   7,515      52,981
#*  Miller Energy Resources, Inc.......................  14,965      73,179
*   Mitcham Industries, Inc............................  60,906     789,951
    Nabors Industries, Ltd............................. 538,310  14,620,500
*   Natural Gas Services Group, Inc....................  67,821   2,116,015
*   Newfield Exploration Co............................ 155,732   6,276,000
#*  Newpark Resources, Inc............................. 389,467   4,763,181
#*  Northern Oil and Gas, Inc..........................  49,133     790,550
#*  Nuverra Environmental Solutions, Inc...............  16,742     311,736
*   Oil States International, Inc......................  25,637   1,571,292
#*  Overseas Shipholding Group, Inc....................   5,455      37,367
*   Parker Drilling Co................................. 577,643   3,569,834
    Patterson-UTI Energy, Inc.......................... 473,266  16,256,687
    PBF Energy, Inc. Class A...........................   8,099     219,483
*   PDC Energy, Inc.................................... 111,531   6,051,672
#   Peabody Energy Corp................................  77,584   1,176,949
#*  Penn Virginia Corp................................. 184,897   2,407,359
#*  PHI, Inc. Non-Voting...............................  94,842   3,741,517
*   PHI, Inc. Voting...................................     542      20,038
*   Pioneer Energy Services Corp....................... 289,674   4,261,105

                                     1232

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    QEP Resources, Inc.................................   173,785 $  5,743,594
#*  Renewable Energy Group, Inc........................    56,603      633,954
*   REX American Resources Corp........................    43,724    3,688,119
*   Rex Energy Corp....................................   216,988    2,992,265
    Rowan Cos. P.L.C. Class A..........................   328,885   10,037,570
#*  SandRidge Energy, Inc..............................   225,671    1,344,999
#   Scorpio Tankers, Inc...............................    97,905      919,328
#*  SEACOR Holdings, Inc...............................    76,006    5,773,416
    SemGroup Corp. Class A.............................    23,770    1,832,192
#   Ship Finance International, Ltd....................    48,603      884,575
    SM Energy Co.......................................    43,471    3,414,212
#*  Stone Energy Corp..................................    99,957    3,803,364
    Superior Energy Services, Inc......................   317,659   10,673,342
#*  Swift Energy Co....................................   167,159    1,847,107
#*  Synergy Resources Corp.............................       982       10,331
#*  Synthesis Energy Systems, Inc......................    39,547       52,993
#   Teekay Corp........................................   156,368    8,703,443
#   Tesco Corp.........................................    42,053      820,875
    Tesoro Corp........................................   419,582   25,821,076
*   TETRA Technologies, Inc............................   163,386    1,798,880
#*  TGC Industries, Inc................................    13,136       51,624
#   Tidewater, Inc.....................................   146,594    6,929,498
#*  Triangle Petroleum Corp............................   174,397    1,883,488
*   Unit Corp..........................................   117,085    7,417,335
#*  Vaalco Energy, Inc.................................   124,037      855,855
#   W&T Offshore, Inc..................................    16,805      225,355
*   Warren Resources, Inc..............................   139,807      823,463
#   Western Refining, Inc..............................   378,467   15,502,008
*   Whiting Petroleum Corp.............................   170,705   15,105,685
*   Willbros Group, Inc................................   212,504    2,462,921
*   WPX Energy, Inc....................................   224,462    4,617,183
                                                                  ------------
Total Energy...........................................            341,804,727
                                                                  ------------
Financials -- (21.8%)
*   1st Constitution Bancorp...........................       785        7,932
    1st Source Corp....................................   206,895    5,873,749
#   1st United Bancorp, Inc............................    24,750      206,663
    Access National Corp...............................    12,288      196,608
#   Alexander & Baldwin, Inc...........................   199,071    7,598,540
*   Alleghany Corp.....................................     5,296    2,191,750
    Alliance Bancorp, Inc. of Pennsylvania.............     2,169       34,444
    Allied World Assurance Co. Holdings AG.............   466,524   16,799,529
*   Ambac Financial Group, Inc.........................    22,715      514,722
    Ameriana Bancorp...................................       645        9,353
*   American Capital, Ltd.............................. 1,164,025   17,646,619
    American Equity Investment Life Holding Co.........   349,240    7,732,174
    American Financial Group, Inc......................   370,385   20,737,856
*   American Independence Corp.........................     4,603       55,696
#   American National Bankshares, Inc..................    15,485      333,082
    American National Insurance Co.....................    41,466    4,519,794
*   American River Bankshares..........................     7,628       69,644
    Ameris Bancorp.....................................    68,629    1,498,857
    AMERISAFE, Inc.....................................    88,937    3,255,094

                                     1233

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    AmeriServ Financial, Inc........................... 182,092 $   579,053
*   Arch Capital Group, Ltd............................  11,619     621,036
    Argo Group International Holdings, Ltd............. 156,217   7,781,169
    Arrow Financial Corp...............................   1,132      28,753
    Aspen Insurance Holdings, Ltd...................... 254,728  10,191,667
    Associated Banc-Corp............................... 341,599   6,121,454
    Assurant, Inc...................................... 331,133  20,980,587
    Assured Guaranty, Ltd.............................. 443,343   9,895,416
*   Asta Funding, Inc..................................  54,947     460,456
#   Astoria Financial Corp............................. 281,127   3,620,916
    Atlantic American Corp.............................   6,923      28,315
*   Atlanticus Holdings Corp...........................  57,981     154,229
#   Auburn National Bancorporation, Inc................     513      12,661
#*  AV Homes, Inc......................................  53,958     841,205
    Axis Capital Holdings, Ltd......................... 302,382  13,047,783
    Baldwin & Lyons, Inc. Class A......................     276       6,614
    Baldwin & Lyons, Inc. Class B......................  58,678   1,449,347
    Banc of California, Inc............................  14,448     171,498
#   Bancfirst Corp.....................................   3,900     237,510
#   Bancorp of New Jersey, Inc.........................     541       6,757
#*  Bancorp, Inc.......................................  67,770     643,815
#   BancorpSouth, Inc.................................. 149,931   3,129,060
    Bank Mutual Corp................................... 212,319   1,280,284
    Bank of Commerce Holdings..........................     300       1,899
    Bank of Kentucky Financial Corp (The)..............   8,390     289,875
#   BankFinancial Corp................................. 120,428   1,230,774
    Banner Corp........................................  34,188   1,375,725
    Bar Harbor Bankshares..............................  20,276     553,535
    BBCN Bancorp, Inc.................................. 183,485   2,755,945
#*  BBX Capital Corp. Class A..........................   1,200      21,696
    BCB Bancorp, Inc...................................   9,368     122,252
#*  Bear State Financial, Inc..........................  10,626      89,046
*   Beneficial Mutual Bancorp, Inc.....................   8,387     109,702
    Berkshire Bancorp, Inc.............................   2,534      19,639
    Berkshire Hills Bancorp, Inc....................... 119,858   2,896,968
#*  BofI Holding, Inc..................................  56,878   4,242,530
    Boston Private Financial Holdings, Inc............. 246,430   3,075,446
#   Bridge Bancorp, Inc................................     843      20,148
#*  Bridge Capital Holdings............................  12,594     268,630
    Brookline Bancorp, Inc............................. 204,294   1,844,775
    Bryn Mawr Bank Corp................................  10,775     317,862
    C&F Financial Corp.................................   2,239      76,731
    Calamos Asset Management, Inc. Class A.............  27,968     331,700
    California First National Bancorp..................  17,918     261,244
#   Camden National Corp...............................  24,991     885,431
    Cape Bancorp, Inc..................................   1,782      18,479
*   Capital Bank Financial Corp. Class A...............     511      11,641
#   Capital City Bank Group, Inc.......................  37,417     502,510
    Capital Southwest Corp.............................  99,532   3,487,601
    Capitol Federal Financial, Inc..................... 105,376   1,232,899
#   Cardinal Financial Corp............................ 123,698   2,184,507
*   Cascade Bancorp.................................... 139,244     754,702
#   Cash America International, Inc....................   4,992     221,595

                                     1234

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Cathay General Bancorp.............................   299,120 $ 7,654,481
    Centerstate Banks, Inc.............................    20,216     210,651
    Central Pacific Financial Corp.....................     1,911      34,207
    Century Bancorp, Inc. Class A......................     3,160     110,663
    Chemical Financial Corp............................    81,419   2,247,164
    Chicopee Bancorp, Inc..............................     8,359     137,756
#   Cincinnati Financial Corp..........................    93,979   4,324,914
    Citizens Community Bancorp, Inc....................    29,400     258,720
    Citizens Holding Co................................     1,122      21,385
#*  Citizens, Inc......................................   167,031   1,125,789
#   City Holding Co....................................     8,249     343,571
#   Clifton Bancorp, Inc...............................       531       6,563
#   CNB Financial Corp.................................     1,243      20,547
    CNO Financial Group, Inc........................... 1,264,042  20,452,200
#   CoBiz Financial, Inc...............................   131,357   1,486,961
    Codorus Valley Bancorp, Inc........................     5,055     106,054
*   Colonial Financial Services, Inc...................    14,655     181,356
#*  Colony Bankcorp, Inc...............................     4,653      29,453
    Columbia Banking System, Inc.......................    52,728   1,344,037
    Commercial National Financial Corp.................       959      20,139
#   Community Bank System, Inc.........................    97,526   3,435,841
    Community Trust Bancorp, Inc.......................    29,165   1,020,483
#   Community West Bancshares..........................    16,252     113,601
    ConnectOne Bancorp, Inc............................    42,304     803,776
#   Consolidated-Tomoka Land Co........................     3,222     143,766
*   Consumer Portfolio Services, Inc...................    67,542     490,355
#*  Cowen Group, Inc. Class A..........................   236,383     945,532
*   Customers Bancorp, Inc.............................     1,261      23,909
#   CVB Financial Corp.................................    12,977     198,418
    Dime Community Bancshares, Inc.....................    28,228     426,807
    Donegal Group, Inc. Class A........................    72,219   1,089,063
#   Donegal Group, Inc. Class B........................     6,424     141,970
#*  Doral Financial Corp...............................     1,604       8,164
*   E*TRADE Financial Corp.............................   609,528  12,812,279
    East West Bancorp, Inc.............................       850      28,951
*   Eastern Virginia Bankshares, Inc...................     8,379      52,955
#   EMC Insurance Group, Inc...........................   141,757   4,171,909
    Employers Holdings, Inc............................    48,431   1,031,580
#*  Encore Capital Group, Inc..........................    86,358   3,668,488
    Endurance Specialty Holdings, Ltd..................   206,632  10,928,766
*   Enstar Group, Ltd..................................     2,277     314,226
#   Enterprise Bancorp, Inc............................     7,556     148,173
    Enterprise Financial Services Corp.................    36,742     641,148
#   ESB Financial Corp.................................    40,492     503,316
    ESSA Bancorp, Inc..................................    68,448     791,943
    Evans Bancorp, Inc.................................     8,434     197,356
#   EverBank Financial Corp............................   111,611   2,120,609
    Everest Re Group, Ltd..............................   104,016  16,217,135
*   Ezcorp, Inc. Class A...............................     7,549      73,905
#*  Farmers Capital Bank Corp..........................     3,376      79,707
    FBL Financial Group, Inc. Class A..................   127,606   5,458,985
    Federal Agricultural Mortgage Corp. Class A........     2,471      57,451
    Federal Agricultural Mortgage Corp. Class C........    43,772   1,275,954

                                     1235

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Federated National Holding Co......................  55,257 $ 1,114,534
#   Fidelity Southern Corp.............................  32,308     447,466
    Financial Institutions, Inc........................  25,514     566,411
*   First Acceptance Corp.............................. 101,596     234,687
#   First American Financial Corp...................... 291,331   7,906,723
#   First Bancorp, Inc.................................  18,788     308,311
#*  First BanCorp.(318672706)..........................  37,111     190,751
    First Bancorp.(318910106)..........................  68,195   1,096,576
*   First Bancshares, Inc..............................   2,300      18,400
#   First Bancshares, Inc. (The).......................     171       2,471
    First Busey Corp................................... 109,900     609,945
    First Business Financial Services, Inc.............   2,294     100,064
    First Citizens BancShares, Inc. Class A............  20,291   4,511,704
#   First Commonwealth Financial Corp.................. 338,578   2,898,228
    First Community Bancshares, Inc....................  38,339     563,967
#   First Connecticut Bancorp, Inc.....................   2,083      30,995
    First Defiance Financial Corp......................  36,856     995,481
    First Federal of Northern Michigan Bancorp, Inc....   7,296      41,295
    First Financial Bancorp............................  45,280     739,875
    First Financial Corp...............................  57,983   1,777,759
    First Financial Northwest, Inc..................... 111,813   1,176,273
#   First Horizon National Corp........................ 102,013   1,201,713
    First Interstate Bancsystem, Inc...................  24,755     646,105
*   First Marblehead Corp. (The).......................   8,044      40,864
    First Merchants Corp............................... 204,016   4,066,039
    First Midwest Bancorp, Inc......................... 241,942   3,919,460
*   First NBC Bank Holding Co..........................   1,022      32,489
    First Niagara Financial Group, Inc................. 528,271   4,543,131
o*  First Place Financial Corp......................... 114,087          11
    First South Bancorp, Inc...........................     767       5,860
*   First United Corp..................................   6,083      51,827
    First West Virginia Bancorp........................     843      16,034
    FirstMerit Corp.................................... 230,826   4,062,538
*   Flagstar Bancorp, Inc..............................  32,932     602,656
    Flushing Financial Corp............................ 117,856   2,189,764
    FNB Corp........................................... 282,008   3,468,698
*   FNF Group..........................................  91,432   2,478,722
*   FNFV Group.........................................  30,474     498,555
*   Forest City Enterprises, Inc. Class A.............. 117,860   2,259,376
#*  Forestar Group, Inc................................  38,730     724,251
    Fox Chase Bancorp, Inc.............................  18,083     304,156
#*  Franklin Financial Corp............................     169       3,361
    Fulton Financial Corp.............................. 190,902   2,164,829
*   Genworth Financial, Inc. Class A................... 923,584  12,098,950
#   German American Bancorp, Inc.......................  61,710   1,595,203
    GFI Group, Inc.....................................  13,313      60,308
#   Glacier Bancorp, Inc...............................  31,278     828,241
*   Global Indemnity P.L.C.............................  60,021   1,496,324
#   Great Southern Bancorp, Inc........................  26,472     825,397
*   Green Dot Corp. Class A............................  33,327     599,553
*   Greenlight Capital Re, Ltd. Class A................   9,496     307,291
    Griffin Land & Nurseries, Inc......................   9,784     260,352
#   Guaranty Bancorp...................................  52,602     683,826

                                     1236

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Guaranty Federal Bancshares, Inc...................  14,051 $   178,167
*   Hallmark Financial Services, Inc................... 105,817     949,178
#   Hampden Bancorp, Inc...............................  14,730     253,724
    Hancock Holding Co.................................  39,236   1,272,816
    Hanmi Financial Corp...............................  42,407     895,636
    Hanover Insurance Group, Inc. (The)................ 140,426   8,118,027
#   Harleysville Savings Financial Corp................   1,426      24,242
#*  Harris & Harris Group, Inc......................... 147,135     459,061
    Hawthorn Bancshares, Inc...........................   9,128     113,187
    HCC Insurance Holdings, Inc........................  35,359   1,650,558
#   HCI Group, Inc.....................................  30,002   1,197,080
    Heartland Financial USA, Inc.......................  10,901     259,771
    Heritage Commerce Corp.............................  59,091     472,728
    Heritage Financial Corp............................  27,563     438,527
    Heritage Financial Group, Inc......................   1,394      28,019
    HF Financial Corp..................................  12,333     166,126
*   Hilltop Holdings, Inc.............................. 239,405   4,907,802
#   Hingham Institution for Savings....................   1,253     103,473
#*  HMN Financial, Inc.................................  24,144     288,038
*   Home Bancorp, Inc..................................   5,323     116,680
*   HomeTrust Bancshares, Inc..........................   1,220      18,556
    HopFed Bancorp, Inc................................  28,833     347,149
    Horace Mann Educators Corp......................... 251,498   7,205,418
#   Horizon Bancorp....................................   9,354     199,427
    Hudson City Bancorp, Inc........................... 211,602   2,063,119
#   Hudson Valley Holding Corp.........................   5,146      89,489
    Huntington Bancshares, Inc.........................  11,354     111,496
    Iberiabank Corp....................................  52,723   3,459,156
*   ICG Group, Inc..................................... 298,309   5,047,388
*   Imperial Holdings, Inc.............................   3,445      23,495
    Independence Holding Co............................  50,444     631,054
#   Independent Bank Corp.(453836108)..................  66,239   2,418,386
    Independent Bank Corp.(453838609)..................  43,229     572,352
    Infinity Property & Casualty Corp..................  94,217   6,101,493
    Interactive Brokers Group, Inc. Class A............  60,692   1,396,826
#   International Bancshares Corp...................... 158,012   4,005,604
    Intervest Bancshares Corp. Class A.................  17,894     142,794
#*  INTL. FCStone, Inc.................................  12,526     245,510
*   Investment Technology Group, Inc................... 137,565   2,516,064
    Investors Bancorp, Inc.............................     685       7,090
    Investors Title Co.................................   7,764     536,415
#   Janus Capital Group, Inc........................... 430,097   4,898,805
    JMP Group, Inc.....................................  45,410     306,063
#*  KCG Holdings, Inc. Class A.........................  16,600     189,572
#   Kemper Corp........................................ 246,578   8,534,065
    Kentucky First Federal Bancorp.....................     496       4,256
    Lake Shore Bancorp, Inc............................   1,066      13,165
    Lakeland Bancorp, Inc.............................. 136,165   1,367,097
#   Lakeland Financial Corp............................  22,403     815,245
    Landmark Bancorp, Inc..............................   2,261      47,865
    Legg Mason, Inc.................................... 349,011  16,560,572
    Leucadia National Corp.............................  74,210   1,833,729
#   LNB Bancorp, Inc...................................  50,800     615,188

                                     1237

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Louisiana Bancorp, Inc.............................   4,919 $    96,757
    LSB Financial Corp.................................     751      30,446
#   Macatawa Bank Corp................................. 127,574     599,598
*   Magyar Bancorp, Inc................................   6,751      52,151
#   Maiden Holdings, Ltd............................... 177,976   2,043,164
    MainSource Financial Group, Inc.................... 118,760   1,939,351
*   Markel Corp........................................   4,936   3,120,095
    Marlin Business Services Corp......................  61,664   1,134,618
    MB Financial, Inc.................................. 175,963   4,740,443
#*  MBIA, Inc.......................................... 613,326   5,875,663
*   MBT Financial Corp.................................  54,563     278,271
#   MCG Capital Corp................................... 397,515   1,578,135
#   Meadowbrook Insurance Group, Inc................... 274,743   1,656,700
#   Medallion Financial Corp...........................  82,578     919,919
#   Mercantile Bank Corp...............................  38,174     729,887
    Merchants Bancshares, Inc..........................  13,507     392,513
    Mercury General Corp...............................  13,235     651,427
#*  Meridian Bancorp, Inc..............................  29,988     325,670
    Meta Financial Group, Inc..........................  10,537     387,762
*   Metro Bancorp, Inc.................................  65,882   1,511,992
#*  MGIC Investment Corp............................... 588,073   4,345,859
    MicroFinancial, Inc................................  47,656     364,092
    Mid Penn Bancorp, Inc..............................     262       4,145
#   MidSouth Bancorp, Inc..............................  38,730     755,235
#   MidWestOne Financial Group, Inc....................  16,967     398,724
#   Montpelier Re Holdings, Ltd........................ 301,072   8,890,656
*   MSB Financial Corp.................................   3,000      24,000
    MutualFirst Financial, Inc.........................  17,676     339,909
    NASDAQ OMX Group, Inc. (The)....................... 411,869  17,376,753
    National Bank Holdings Corp. Class A...............   2,207      43,721
#   National Interstate Corp...........................   2,138      57,918
    National Penn Bancshares, Inc...................... 216,055   2,225,366
    National Security Group, Inc. (The)................     193       2,324
    National Western Life Insurance Co. Class A........   5,667   1,365,747
#*  Naugatuck Valley Financial Corp....................   1,247       9,851
*   Navigators Group, Inc. (The).......................  76,756   4,666,765
#   NBT Bancorp, Inc...................................  26,474     618,697
    Nelnet, Inc. Class A............................... 109,310   4,506,851
#   New Hampshire Thrift Bancshares, Inc...............  16,158     242,370
#   New York Community Bancorp, Inc.................... 534,094   8,481,413
#*  NewBridge Bancorp..................................  51,416     385,106
#*  NewStar Financial, Inc............................. 217,583   2,465,215
    Nicholas Financial, Inc............................   4,160      54,163
*   North Valley Bancorp...............................   2,889      60,785
    Northeast Bancorp..................................     522       4,849
    Northeast Community Bancorp, Inc...................  50,944     355,080
    Northfield Bancorp, Inc............................  17,542     223,836
#   Northrim BanCorp, Inc..............................  24,258     594,321
#   Northwest Bancshares, Inc..........................  76,743     951,613
    Norwood Financial Corp.............................   2,565      74,616
    Ocean Shore Holding Co.............................   2,593      37,806
    OceanFirst Financial Corp..........................  31,666     503,806
#*  Ocwen Financial Corp...............................  81,073   2,445,972

                                     1238

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    OFG Bancorp........................................ 150,301 $ 2,398,804
    Ohio Valley Banc Corp..............................   1,614      36,702
    Old Line Bancshares, Inc...........................   2,048      28,692
    Old National Bancorp............................... 119,771   1,602,536
    Old Republic International Corp.................... 665,413   9,575,293
#*  Old Second Bancorp, Inc............................  56,217     272,090
    OmniAmerican Bancorp, Inc..........................  36,492     901,717
    OneBeacon Insurance Group, Ltd. Class A............  73,090   1,081,732
    Oppenheimer Holdings, Inc. Class A.................   6,305     143,880
    Oritani Financial Corp.............................   5,473      81,000
    Pacific Continental Corp...........................  29,261     393,268
*   Pacific Mercantile Bancorp.........................  58,804     412,804
*   Pacific Premier Bancorp, Inc.......................  15,952     228,114
    PacWest Bancorp.................................... 126,985   5,291,465
    Park Sterling Corp.................................  90,477     620,672
    PartnerRe, Ltd..................................... 163,753  17,089,263
*   Patriot National Bancorp, Inc......................   7,200      14,472
#   Peapack Gladstone Financial Corp...................  26,923     498,075
#   Penns Woods Bancorp, Inc...........................     451      19,352
#   People's United Financial, Inc..................... 586,205   8,511,697
    Peoples Bancorp of North Carolina, Inc.............   4,643      76,284
    Peoples Bancorp, Inc...............................  55,219   1,288,259
#*  PHH Corp........................................... 273,554   6,387,486
*   Phoenix Cos., Inc. (The)...........................  26,303   1,457,449
*   PICO Holdings, Inc.................................  74,713   1,654,893
    Pinnacle Financial Partners, Inc................... 146,960   5,437,520
*   Piper Jaffray Cos..................................  42,749   2,205,848
    Platinum Underwriters Holdings, Ltd................ 177,200  10,383,920
*   Popular, Inc.......................................  73,326   2,339,099
*   Porter Bancorp, Inc................................   4,952       4,853
#*  Preferred Bank.....................................  16,923     375,521
    Premier Financial Bancorp, Inc.....................  18,117     283,350
    Primerica, Inc.....................................  40,533   1,867,761
    PrivateBancorp, Inc................................  74,694   2,151,187
    ProAssurance Corp..................................  98,800   4,310,644
    Protective Life Corp............................... 263,755  18,299,322
    Provident Financial Holdings, Inc..................  26,149     372,623
    Provident Financial Services, Inc.................. 227,791   3,806,388
    Prudential Bancorp, Inc............................     156       1,810
#   Pulaski Financial Corp.............................  44,928     506,339
    QC Holdings, Inc................................... 104,573     266,661
    QCR Holdings, Inc..................................   2,083      35,619
#   Radian Group, Inc.................................. 439,207   5,560,361
    Reinsurance Group of America, Inc.................. 235,808  18,925,950
#   RenaissanceRe Holdings, Ltd........................  16,826   1,645,751
    Renasant Corp...................................... 136,053   3,863,905
    Republic Bancorp, Inc. Class A.....................  13,137     305,567
*   Republic First Bancorp, Inc........................   4,394      19,334
#   Resource America, Inc. Class A.....................  89,599     844,023
*   Riverview Bancorp, Inc.............................  33,968     129,758
#   RLI Corp...........................................  74,578   3,187,464
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   2,632       5,343
#   S&T Bancorp, Inc...................................  85,632   2,083,427

                                     1239

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Safeguard Scientifics, Inc.........................  70,916 $1,407,683
    Safety Insurance Group, Inc........................  70,601  3,530,756
    Salisbury Bancorp, Inc.............................     490     13,534
    Sandy Spring Bancorp, Inc..........................  94,164  2,204,379
#   SB Financial Group, Inc............................   1,320     11,510
#*  Seacoast Banking Corp. of Florida..................   2,848     29,477
#*  Select Bancorp, Inc................................   6,103     41,195
    Selective Insurance Group, Inc..................... 222,371  4,956,650
*   Shore Bancshares, Inc..............................   6,414     56,764
    SI Financial Group, Inc............................  18,875    204,416
    Sierra Bancorp.....................................   2,845     44,951
#   Simmons First National Corp. Class A............... 115,564  4,579,801
    Simplicity Bancorp, Inc............................   4,274     69,239
    South State Corp...................................  61,269  3,560,342
*   Southcoast Financial Corp..........................  19,116    131,518
o   Southern Community Financial Corp.................. 120,522    111,567
#*  Southern First Bancshares, Inc.....................  14,863    208,825
    Southern Missouri Bancorp, Inc.....................     931     33,283
#   Southern National Bancorp of Virginia, Inc.........   1,185     12,739
#   Southside Bancshares, Inc..........................  32,048    939,327
    Southwest Bancorp, Inc.............................  85,900  1,324,578
    Southwest Georgia Financial Corp...................     731     10,822
    StanCorp Financial Group, Inc......................  76,260  4,601,528
    State Auto Financial Corp.......................... 163,545  3,452,435
    Sterling Bancorp................................... 213,560  2,541,364
#   Stewart Information Services Corp..................  55,972  1,649,495
    Stock Yards Bancorp, Inc...........................     500     14,635
*   Stratus Properties, Inc............................  42,734    666,650
#*  Suffolk Bancorp....................................  65,680  1,330,020
#*  Sun Bancorp, Inc...................................  87,785    330,072
    Susquehanna Bancshares, Inc........................ 734,791  7,480,172
    Sussex Bancorp.....................................   7,441     69,945
*   SWS Group, Inc.....................................  81,934    586,647
    Symetra Financial Corp............................. 204,164  4,654,939
    Synovus Financial Corp............................. 120,267  2,832,288
*   Taylor Capital Group, Inc..........................  47,800  1,019,096
#   TCF Financial Corp................................. 230,947  3,651,272
    Territorial Bancorp, Inc...........................   7,887    158,529
    TF Financial Corp..................................   7,550    318,836
    Timberland Bancorp, Inc............................  59,392    609,956
#   Tompkins Financial Corp............................  14,308    636,420
#   Tower Group International, Ltd.....................  37,317     80,232
#   TowneBank..........................................  56,678    837,701
#*  Tree.com, Inc......................................  24,085    614,649
#   Trico Bancshares...................................  32,613    729,553
#*  Trinity Place Holdings, Inc........................  41,995    245,671
#   TrustCo Bank Corp..................................  57,271    377,416
#   Trustmark Corp..................................... 110,019  2,533,738
#   UMB Financial Corp.................................  12,011    680,183
    Umpqua Holdings Corp............................... 534,795  9,048,731
*   Unico American Corp................................  35,600    447,492
    Union Bankshares Corp.............................. 211,160  5,042,501
    United Bancshares, Inc.............................     190      2,822

                                     1240

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
#   United Bankshares, Inc............................. 105,792 $  3,393,807
    United Community Bancorp...........................     870       10,397
    United Community Banks, Inc........................  32,733      541,731
#   United Community Financial Corp.................... 267,131    1,148,663
    United Financial Bancorp, Inc...................... 141,505    1,794,283
    United Fire Group, Inc............................. 108,057    3,053,691
*   United Security Bancshares.........................   1,517        8,875
    Unity Bancorp, Inc.................................  22,377      201,393
#   Universal Insurance Holdings, Inc..................  49,436      596,198
    Univest Corp. of Pennsylvania......................  17,682      334,543
    Validus Holdings, Ltd.............................. 226,781    8,284,310
    ViewPoint Financial Group, Inc.....................  31,158      783,312
#   VSB Bancorp, Inc...................................   1,342       15,514
*   Walker & Dunlop, Inc...............................  47,695      651,037
    Washington Federal, Inc............................ 195,080    4,088,877
#   Washington Trust Bancorp, Inc......................  17,053      586,623
    Waterstone Financial, Inc..........................   5,659       62,419
    Wayne Savings Bancshares, Inc......................   1,300       16,328
    Webster Financial Corp............................. 206,850    5,930,389
    WesBanco, Inc...................................... 184,567    5,514,862
#   West Bancorporation, Inc...........................  90,568    1,318,670
*   Western Alliance Bancorp...........................  99,513    2,278,848
    Westfield Financial, Inc........................... 116,491      841,065
    Wilshire Bancorp, Inc.............................. 125,784    1,184,885
    Wintrust Financial Corp............................ 176,339    8,169,786
    WR Berkley Corp....................................  56,941    2,540,138
    WSFS Financial Corp................................   6,101      436,771
    WVS Financial Corp.................................   1,304       14,240
*   Yadkin Financial Corp..............................  15,899      295,092
#   Zions Bancorporation............................... 399,999   11,527,971
*   ZipRealty, Inc.....................................  93,756      630,978
                                                                ------------
Total Financials.......................................          868,106,366
                                                                ------------
Health Care -- (5.2%)
*   Addus HomeCare Corp................................   8,421      186,441
#*  Affymetrix, Inc.................................... 335,217    2,882,866
#*  Albany Molecular Research, Inc..................... 175,487    3,341,273
#*  Alere, Inc......................................... 177,374    7,094,960
*   Allied Healthcare Products, Inc....................  26,236       54,046
*   Almost Family, Inc.................................  13,633      319,558
*   Alphatec Holdings, Inc.............................  94,178      131,849
#*  Amedisys, Inc......................................  97,525    1,968,055
*   American Shared Hospital Services..................   8,624       24,966
*   AMN Healthcare Services, Inc.......................  66,419      870,089
*   Amsurg Corp........................................ 104,157    4,974,538
    Analogic Corp......................................   1,876      134,903
*   AngioDynamics, Inc................................. 139,840    2,041,664
#*  Anika Therapeutics, Inc............................  68,061    2,862,646
*   Arrhythmia Research Technology, Inc................   1,132        7,618
#*  Baxano Surgical, Inc...............................  75,988       40,274
#*  BioScrip, Inc...................................... 195,680    1,465,643
#*  BioTelemetry, Inc.................................. 104,382      751,550
*   Cambrex Corp....................................... 172,443    3,633,374

                                     1241

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    Cantel Medical Corp................................ 162,405 $ 5,445,440
*   Capital Senior Living Corp......................... 197,442   4,864,971
#*  Celldex Therapeutics, Inc..........................  14,600     191,114
#*  Chindex International, Inc.........................   1,846      43,215
#*  Community Health Systems, Inc...................... 220,160  10,501,632
    CONMED Corp........................................ 176,339   6,877,221
o   Contra Furiex Pharmaceuticals......................   8,033      78,482
    Cooper Cos., Inc. (The)............................  24,942   4,012,669
*   Cross Country Healthcare, Inc...................... 171,944   1,236,277
    CryoLife, Inc......................................  38,781     381,993
#*  Cumberland Pharmaceuticals, Inc....................  75,105     348,487
*   Cutera, Inc........................................  69,353     683,127
*   Cynosure, Inc. Class A.............................  43,651     992,624
    Daxor Corp.........................................  10,080      70,762
    Digirad Corp.......................................  50,370     166,221
#*  Emergent Biosolutions, Inc.........................  48,507   1,067,154
    Ensign Group, Inc. (The)...........................   6,057     199,457
*   Enzo Biochem, Inc.................................. 100,761     483,653
*   Exactech, Inc......................................   4,893     111,267
#*  ExamWorks Group, Inc...............................  18,793     663,205
*   Five Star Quality Care, Inc........................ 138,735     634,019
*   Gentiva Health Services, Inc.......................  60,243   1,090,398
*   Greatbatch, Inc.................................... 128,497   6,361,886
*   Hanger, Inc........................................  26,246     830,686
#*  Harvard Apparatus Regenerative Technology, Inc.....  34,762     255,153
*   Harvard Bioscience, Inc............................ 134,004     619,099
*   Health Net, Inc....................................  34,840   1,435,060
#*  Healthways, Inc.................................... 136,494   2,359,981
    Hill-Rom Holdings, Inc.............................  54,042   2,129,255
#*  Hologic, Inc....................................... 388,373  10,124,884
#*  Idera Pharmaceuticals, Inc......................... 103,883     262,824
#*  Impax Laboratories, Inc............................   6,954     162,654
*   Integra LifeSciences Holdings Corp.................   8,902     422,133
    Invacare Corp...................................... 132,909   1,989,648
*   Iridex Corp........................................  10,837      83,553
    Kewaunee Scientific Corp...........................  10,051     181,119
    Kindred Healthcare, Inc............................ 220,684   5,274,348
#*  Lannett Co., Inc...................................  92,274   3,101,329
    LeMaitre Vascular, Inc.............................  69,901     565,499
*   LHC Group, Inc.....................................  21,141     496,391
*   LifePoint Hospitals, Inc........................... 217,249  15,581,098
*   Magellan Health, Inc...............................  54,798   3,156,365
#*  Mast Therapeutics, Inc.............................   6,262       3,601
*   MedAssets, Inc.....................................  60,137   1,277,310
o*  MedCath Corp....................................... 116,120          --
*   Medical Action Industries, Inc.....................  83,468   1,151,858
#*  Medicines Co. (The)................................   2,593      60,598
*   MediciNova, Inc....................................  19,847      39,694
*   Merit Medical Systems, Inc.........................  20,707     265,878
*   Misonix, Inc.......................................  28,468     189,882
#*  Molina Healthcare, Inc............................. 121,301   4,955,146
#   National Healthcare Corp...........................   3,984     218,961
*   Natus Medical, Inc................................. 122,239   3,516,816

                                     1242

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   NuVasive, Inc......................................  35,338 $  1,320,934
    Omnicare, Inc...................................... 317,727   19,857,938
*   Omnicell, Inc......................................  96,323    2,639,250
*   OraSure Technologies, Inc..........................   7,623       62,737
#   Owens & Minor, Inc.................................  66,167    2,189,466
#*  Pacific Biosciences of California, Inc.............  45,474      207,816
*   PDI, Inc...........................................  94,402      346,455
*   PharMerica Corp.................................... 150,112    4,051,523
#   Pozen, Inc.........................................  55,562      402,269
*   Prestige Brands Holdings, Inc...................... 268,318    8,264,194
*   Providence Service Corp. (The).....................  25,273    1,001,064
#*  Repligen Corp...................................... 104,438    2,190,065
#*  RTI Surgical, Inc.................................. 223,315    1,020,550
#*  Sciclone Pharmaceuticals, Inc...................... 188,035      906,329
    Select Medical Holdings Corp.......................  98,145    1,525,173
*   Skilled Healthcare Group, Inc. Class A.............  43,376      258,087
    Span-America Medical Systems, Inc..................  12,454      242,853
*   Special Diversified Opportunities, Inc.............  38,143       47,297
#   STERIS Corp........................................   3,332      169,532
#*  Sucampo Pharmaceuticals, Inc. Class A..............  36,738      216,754
*   SunLink Health Systems, Inc........................  12,035       14,322
#*  SurModics, Inc.....................................  14,010      266,050
*   Symmetry Medical, Inc.............................. 150,237    1,323,588
*   Targacept, Inc.....................................  16,871       47,070
#   Teleflex, Inc......................................  63,027    6,790,529
*   Thoratec Corp......................................  11,034      358,605
*   Tornier NV.........................................     600       12,438
#   Transcept Pharmaceuticals, Inc.....................  42,250       94,640
*   Triple-S Management Corp. Class B..................  89,437    1,545,471
    Universal American Corp............................ 386,869    3,071,740
#   Utah Medical Products, Inc.........................   1,047       54,454
*   VCA, Inc...........................................  73,329    2,734,438
*   WellCare Health Plans, Inc.........................   3,412      212,841
#*  Wright Medical Group, Inc.......................... 110,648    3,410,171
                                                                ------------
Total Health Care......................................          206,859,053
                                                                ------------
Industrials -- (14.4%)
    AAR Corp........................................... 196,594    5,288,379
    ABM Industries, Inc................................  43,407    1,068,246
*   ACCO Brands Corp...................................   3,519       23,296
    Aceto Corp......................................... 186,980    3,133,785
    Acme United Corp...................................   2,645       44,965
    Actuant Corp. Class A..............................  15,772      509,120
*   Adept Technology, Inc..............................  31,318      284,994
#*  AECOM Technology Corp.............................. 213,036    7,232,572
#*  Aegion Corp........................................ 137,183    3,142,863
#*  AeroCentury Corp...................................   9,884      156,068
#*  Aerovironment, Inc................................. 108,919    3,429,859
    AGCO Corp.......................................... 159,310    7,759,990
    Air Lease Corp.....................................   7,461      257,031
*   Air Transport Services Group, Inc.................. 233,206    1,788,690
    Alamo Group, Inc...................................  66,141    3,143,682
    Alaska Air Group, Inc.............................. 153,642    6,755,639

                                     1243

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Albany International Corp. Class A.................  60,527 $ 2,169,288
    Alliant Techsystems, Inc...........................   3,455     448,908
o   Allied Defense Group, Inc..........................  24,210       1,937
    Allied Motion Technologies, Inc....................   1,275      15,530
    Altra Industrial Motion Corp....................... 123,243   3,863,668
    AMERCO.............................................  88,302  23,237,554
#*  Ameresco, Inc. Class A.............................   6,772      50,925
#   American Railcar Industries, Inc................... 107,451   7,351,797
#*  American Superconductor Corp.......................   7,795      15,512
*   American Woodmark Corp.............................  46,160   1,357,104
*   AMREP Corp.........................................   8,943      51,154
#   Apogee Enterprises, Inc............................ 153,531   4,982,081
    Applied Industrial Technologies, Inc...............  65,301   3,164,486
*   ARC Document Solutions, Inc........................ 116,827     636,707
    ArcBest Corp....................................... 136,778   4,339,966
    Argan, Inc.........................................   2,352      79,733
#*  Arotech Corp.......................................  33,900     112,209
    Astec Industries, Inc..............................   5,507     214,057
#*  Atlas Air Worldwide Holdings, Inc.................. 121,398   4,154,240
*   Avalon Holdings Corp. Class A......................  12,727      52,181
*   Avis Budget Group, Inc............................. 549,560  30,879,776
#   AZZ, Inc...........................................   1,329      57,998
#   Baltic Trading, Ltd................................  32,351     164,667
    Barnes Group, Inc..................................  77,862   2,666,773
    Barrett Business Services, Inc.....................  26,591   1,517,814
#*  Beacon Roofing Supply, Inc.........................  41,811   1,155,656
#*  BlueLinx Holdings, Inc............................. 101,135     116,305
    Brady Corp. Class A................................  63,268   1,654,458
*   Breeze-Eastern Corp................................  29,140     306,261
#   Briggs & Stratton Corp............................. 171,651   3,146,363
    Brink's Co. (The)..................................   9,088     243,922
#*  Builders FirstSource, Inc..........................  23,930     142,144
*   CAI International, Inc.............................  50,141     957,192
#*  CBIZ, Inc..........................................  85,999     701,752
    CDI Corp........................................... 118,598   1,644,954
    Ceco Environmental Corp............................  20,047     272,238
    Celadon Group, Inc.................................  97,408   2,068,946
*   Chart Industries, Inc..............................     836      63,578
    Chicago Rivet & Machine Co.........................   1,983      66,787
    CIRCOR International, Inc..........................  59,669   4,288,411
*   Civeo Corp.........................................  51,274   1,302,360
*   Clean Harbors, Inc.................................     913      52,616
    Columbus McKinnon Corp.............................  53,255   1,238,179
    Comfort Systems USA, Inc...........................  46,657     695,189
    Compx International, Inc...........................   5,744      60,398
    Con-way, Inc.......................................  23,900   1,179,465
    Courier Corp.......................................  28,025     365,726
    Covanta Holding Corp............................... 194,274   3,967,075
*   Covenant Transportation Group, Inc. Class A........  76,284     907,017
#*  CPI Aerostructures, Inc............................  27,413     324,844
*   CRA International, Inc.............................  44,458   1,061,657
    Cubic Corp.........................................   2,908     127,545
    Curtiss-Wright Corp................................ 193,210  12,270,767

                                     1244

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  DigitalGlobe, Inc..................................  94,158 $ 2,462,232
    Douglas Dynamics, Inc..............................  67,044   1,119,635
*   Ducommun, Inc......................................  63,364   1,752,015
*   Dycom Industries, Inc.............................. 161,441   4,539,721
    Dynamic Materials Corp.............................  12,521     256,430
#*  Eagle Bulk Shipping, Inc...........................  62,674     108,426
    Eastern Co. (The)..................................  34,260     553,642
    Ecology and Environment, Inc. Class A..............   7,348      76,125
    Encore Wire Corp................................... 119,350   5,005,539
#*  Energy Recovery, Inc...............................  24,913     111,610
#   EnerSys............................................  72,816   4,618,719
#*  Engility Holdings, Inc.............................  17,477     604,005
    Ennis, Inc......................................... 132,806   1,883,189
#*  EnPro Industries, Inc..............................  74,546   5,100,437
    ESCO Technologies, Inc.............................  72,124   2,419,760
#   Espey Manufacturing & Electronics Corp.............  13,355     328,199
*   Esterline Technologies Corp........................ 124,499  13,514,366
    Exelis, Inc........................................ 105,803   1,781,723
    Federal Signal Corp................................ 123,464   1,785,289
*   Franklin Covey Co..................................  93,603   1,765,353
#   FreightCar America, Inc............................  58,224   1,256,474
*   FTI Consulting, Inc................................ 123,735   4,573,246
#*  Fuel Tech, Inc.....................................  23,411     117,757
*   Furmanite Corp.....................................  70,098     641,397
    G&K Services, Inc. Class A.........................  89,654   4,311,461
#   GATX Corp.......................................... 210,848  13,072,576
*   Gencor Industries, Inc.............................  32,703     352,538
#   General Cable Corp.................................  81,399   1,809,500
*   Gibraltar Industries, Inc.......................... 148,815   2,186,092
#   Global Power Equipment Group, Inc..................   2,000      32,940
#*  Goldfield Corp. (The)..............................  15,445      24,249
*   GP Strategies Corp.................................  93,257   2,537,523
#*  GrafTech International, Ltd........................  89,712     753,581
    Granite Construction, Inc.......................... 155,442   5,059,637
*   Great Lakes Dredge & Dock Corp..................... 330,495   2,386,174
#   Greenbrier Cos., Inc. (The)........................ 116,098   7,482,516
#   Griffon Corp....................................... 277,994   2,993,995
*   H&E Equipment Services, Inc........................ 148,540   5,374,177
    Hardinge, Inc......................................  75,666     902,695
    Harsco Corp........................................  12,304     310,922
#*  Hawaiian Holdings, Inc............................. 176,430   2,457,670
    Heidrick & Struggles International, Inc............  15,769     294,407
*   Hill International, Inc............................  99,231     477,301
    Houston Wire & Cable Co............................  99,680   1,197,157
*   Hub Group, Inc. Class A............................  33,833   1,562,408
*   Hudson Global, Inc................................. 108,461     417,575
    Huntington Ingalls Industries, Inc.................   7,684     698,629
    Hurco Cos., Inc....................................  31,863   1,023,121
*   Huron Consulting Group, Inc........................   8,054     486,784
    Hyster-Yale Materials Handling, Inc................  48,502   3,885,010
*   ICF International, Inc.............................  43,646   1,508,842
#*  InnerWorkings, Inc.................................   2,888      23,537
#*  Innovative Solutions & Support, Inc................  11,934      71,007

                                     1245

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Insteel Industries, Inc............................    72,966 $ 1,338,926
#   International Shipholding Corp.....................    32,037     679,184
#   Intersections, Inc.................................    78,990     291,473
#*  JetBlue Airways Corp............................... 1,383,605  14,832,246
#   Joy Global, Inc....................................    71,744   4,251,549
    Kadant, Inc........................................    64,437   2,457,627
#   Kaman Corp.........................................    32,127   1,285,401
    KAR Auction Services, Inc..........................    22,900     671,199
    Kelly Services, Inc. Class A.......................   160,142   2,552,663
#*  Key Technology, Inc................................    15,076     196,591
    Kforce, Inc........................................     1,997      39,720
    Kimball International, Inc. Class B................   137,692   2,171,403
*   Kirby Corp.........................................    15,313   1,783,352
#   Knight Transportation, Inc.........................    45,714   1,095,307
#   Knightsbridge Tankers, Ltd.........................    62,741     715,247
*   Korn/Ferry International...........................    89,539   2,634,237
#*  Kratos Defense & Security Solutions, Inc...........    97,132     709,064
*   Lawson Products, Inc...............................    47,145     891,041
#*  Layne Christensen Co...............................    79,522     862,814
#   LB Foster Co. Class A..............................    28,930   1,349,585
#*  LMI Aerospace, Inc.................................    48,967     640,978
    LS Starrett Co. (The) Class A......................    17,861     266,843
    LSI Industries, Inc................................   111,727     797,731
*   Lydall, Inc........................................   110,552   2,789,227
    Manpowergroup, Inc.................................    55,050   4,287,844
    Marten Transport, Ltd..............................   243,892   4,936,374
#*  MasTec, Inc........................................    44,802   1,218,166
    Mastech Holdings, Inc..............................       508       6,055
    Matson, Inc........................................   196,521   5,296,241
#   McGrath RentCorp...................................    62,106   2,145,762
#*  Metalico, Inc......................................   280,268     417,599
*   Mfri, Inc..........................................    51,844     570,802
    Miller Industries, Inc.............................    59,589   1,143,513
    Mobile Mini, Inc...................................   210,604   7,952,407
*   Moog, Inc. Class A.................................    39,980   2,639,480
*   Moog, Inc. Class B.................................     3,308     222,347
*   MRC Global, Inc....................................     3,231      86,688
    Mueller Industries, Inc............................   133,910   3,726,715
    Mueller Water Products, Inc. Class A...............   318,498   2,468,360
#   Multi-Color Corp...................................    34,223   1,347,360
*   MYR Group, Inc.....................................    70,256   1,743,051
#   National Presto Industries, Inc....................     1,658     106,278
*   Navigant Consulting, Inc...........................   100,271   1,636,423
#   NL Industries, Inc.................................    37,233     323,927
    NN, Inc............................................   139,284   4,039,236
*   Northwest Pipe Co..................................    60,065   2,153,330
#*  Ocean Power Technologies, Inc......................    51,668      71,302
*   On Assignment, Inc.................................   187,664   5,068,805
*   Orbital Sciences Corp..............................    59,451   1,526,107
*   Orion Energy Systems, Inc..........................    38,009     160,018
*   Orion Marine Group, Inc............................    25,213     272,553
    Oshkosh Corp.......................................    74,294   3,433,869
    Owens Corning......................................   367,806  12,523,794

                                     1246

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   PAM Transportation Services, Inc...................  60,286 $ 2,095,541
    Park-Ohio Holdings Corp............................   1,185      70,342
*   Patrick Industries, Inc............................   7,237     301,421
#*  Patriot Transportation Holding, Inc................  26,146     869,616
*   Pendrell Corp......................................  13,308      19,563
*   Pike Corp.......................................... 109,683     884,045
    Powell Industries, Inc.............................  13,080     764,003
#*  PowerSecure International, Inc.....................  77,807     764,843
#   Preformed Line Products Co.........................  20,440   1,107,644
#   Providence and Worcester Railroad Co...............  13,495     236,028
    Quad/Graphics, Inc.................................  13,726     289,893
    Quanex Building Products Corp......................  36,160     617,974
*   Quanta Services, Inc............................... 171,354   5,738,645
    RBC Bearings, Inc..................................     231      12,816
*   RCM Technologies, Inc..............................  92,190     618,595
    Regal-Beloit Corp..................................   9,249     650,112
*   Republic Airways Holdings, Inc..................... 254,007   2,524,830
    Resources Connection, Inc..........................  61,990     936,049
*   Roadrunner Transportation Systems, Inc.............  24,609     618,670
*   RPX Corp...........................................   9,539     148,808
#*  Rush Enterprises, Inc. Class A..................... 197,465   6,956,692
*   Rush Enterprises, Inc. Class B.....................  51,902   1,603,772
    Ryder System, Inc.................................. 233,530  20,113,939
*   Saia, Inc.......................................... 146,541   6,689,597
    Servotronics, Inc..................................   6,561      44,156
    SIFCO Industries, Inc..............................  14,049     393,232
    Simpson Manufacturing Co., Inc.....................  20,431     621,307
    SkyWest, Inc....................................... 240,109   2,566,765
*   SL Industries, Inc.................................  12,775     462,200
*   Sparton Corp.......................................  56,079   1,550,024
#*  Standard Register Co. (The)........................  16,816      91,647
    Standex International Corp.........................  73,367   4,838,554
    Steelcase, Inc. Class A............................ 206,657   3,120,521
*   Sterling Construction Co., Inc.....................  43,300     384,071
*   Supreme Industries, Inc. Class A...................  31,849     217,210
#   TAL International Group, Inc....................... 143,438   6,339,960
*   Tecumseh Products Co...............................  37,193     181,130
#   Terex Corp......................................... 202,016   6,971,572
    Tetra Tech, Inc....................................  55,170   1,339,528
*   Thermon Group Holdings, Inc........................     621      15,140
#   Titan International, Inc...........................  54,020     805,978
#*  Titan Machinery, Inc...............................  63,565     931,863
*   TRC Cos., Inc......................................  82,027     412,596
*   Trimas Corp........................................ 120,073   3,803,913
#   Trinity Industries, Inc............................ 554,828  24,212,694
#   Triumph Group, Inc.................................  68,195   4,320,153
*   Tutor Perini Corp.................................. 215,588   5,870,461
#   Twin Disc, Inc.....................................  43,496   1,254,425
*   Ultralife Corp.....................................  40,258     145,331
*   Ultrapetrol Bahamas, Ltd...........................   1,200       3,912
    UniFirst Corp......................................  54,384   5,286,669
#   United Stationers, Inc.............................  18,874     728,159
*   UniTek Global Services, Inc........................     300         143

                                     1247

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Universal Forest Products, Inc.....................  87,386 $  3,825,759
*   Universal Security Instruments, Inc................     793        2,902
    Universal Truckload Services, Inc..................  12,485      303,261
    URS Corp........................................... 209,771   12,013,585
#*  USA Truck, Inc.....................................  62,991    1,165,334
#   UTi Worldwide, Inc.................................  32,703      309,370
*   Versar, Inc........................................   1,356        4,312
    Viad Corp.......................................... 103,803    2,202,700
*   Virco Manufacturing Corp...........................  26,552       69,035
*   Volt Information Sciences, Inc.....................   2,400       19,452
    VSE Corp...........................................   3,624      215,882
    Waste Connections, Inc.............................  23,913    1,132,041
    Watts Water Technologies, Inc. Class A............. 115,180    6,733,423
#   Werner Enterprises, Inc............................  47,468    1,166,763
*   Wesco Aircraft Holdings, Inc.......................  43,957      832,985
*   Willdan Group, Inc.................................  16,551      127,774
*   Willis Lease Finance Corp..........................  36,581      833,315
#*  XPO Logistics, Inc.................................  35,301    1,090,448
                                                                ------------
Total Industrials......................................          576,479,269
                                                                ------------
Information Technology -- (11.6%)
#*  Acorn Energy, Inc..................................   6,283       13,508
*   Acxiom Corp........................................  10,949      200,586
#   ADTRAN, Inc........................................  27,189      604,683
*   Advanced Energy Industries, Inc....................  56,347      947,757
*   Aeroflex Holding Corp..............................  50,112      529,183
*   Aetrium, Inc.......................................     188          959
#*  Agilysys, Inc...................................... 117,956    1,551,121
#*  Alpha & Omega Semiconductor, Ltd...................  16,887      154,516
    American Software, Inc. Class A....................  19,941      185,651
*   Amkor Technology, Inc.............................. 133,346    1,180,112
*   Amtech Systems, Inc................................  47,501      464,560
#*  ANADIGICS, Inc..................................... 280,100      224,080
*   AOL, Inc........................................... 205,550    7,923,952
#*  Applied Micro Circuits Corp........................  15,288      127,655
*   ARRIS Group, Inc................................... 449,224   15,349,984
*   Arrow Electronics, Inc............................. 351,633   20,377,132
#*  Ascent Solar Technologies, Inc.....................  29,094       10,180
    Astro-Med, Inc.....................................  24,190      324,388
#*  Aviat Networks, Inc................................ 165,868      215,628
*   Avid Technology, Inc............................... 129,698      966,250
    Avnet, Inc......................................... 312,851   13,242,983
    AVX Corp...........................................  95,117    1,293,591
    Aware, Inc.........................................  46,523      199,584
*   Axcelis Technologies, Inc.......................... 213,783      374,120
*   AXT, Inc........................................... 170,997      367,644
*   Bankrate, Inc......................................  73,398    1,237,490
    Bel Fuse, Inc. Class A.............................  11,057      255,085
    Bel Fuse, Inc. Class B.............................  48,330    1,142,521
*   Benchmark Electronics, Inc......................... 259,534    6,267,746
    Black Box Corp.....................................  85,626    1,772,458
#*  Blucora, Inc....................................... 195,437    3,336,110
*   BroadVision, Inc...................................  19,245      178,979

                                     1248

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Brocade Communications Systems, Inc................ 596,259 $ 5,491,545
    Brooks Automation, Inc............................. 146,224   1,488,560
*   Bsquare Corp.......................................  33,534     102,279
*   BTU International, Inc.............................   7,174      23,961
#*  CACI International, Inc. Class A................... 127,408   8,789,878
#*  Calix, Inc......................................... 110,814   1,029,462
*   Cascade Microtech, Inc.............................  70,739     782,373
*   Ceva, Inc..........................................     810      11,526
*   Checkpoint Systems, Inc............................ 124,835   1,527,980
*   CIBER, Inc......................................... 361,694   1,262,312
*   Cirrus Logic, Inc..................................  33,183     744,295
*   Coherent, Inc......................................  16,743     986,330
    Cohu, Inc.......................................... 136,344   1,520,236
o   Commerce One, LLC..................................     110          --
    Communications Systems, Inc........................  41,562     458,844
    Computer Sciences Corp.............................  37,110   2,315,293
    Compuware Corp..................................... 144,811   1,317,780
    Comtech Telecommunications Corp....................  85,317   2,883,715
    Concurrent Computer Corp...........................  33,012     245,939
    Convergys Corp..................................... 551,669  10,696,862
*   CoreLogic, Inc..................................... 194,171   5,281,451
#*  Cray, Inc..........................................  66,170   1,754,828
#*  Cree, Inc.......................................... 145,790   6,885,662
#   CSG Systems International, Inc.....................  45,289   1,179,326
    CSP, Inc...........................................   4,766      36,126
    CTS Corp........................................... 166,120   2,888,827
*   CyberOptics Corp...................................  72,104     594,137
    Daktronics, Inc....................................  15,217     168,909
*   Datalink Corp......................................  26,940     304,422
#*  Dataram Corp.......................................   3,352      10,157
#*  Dealertrack Technologies, Inc......................   3,100     116,467
#*  Digi International, Inc............................ 134,407   1,110,202
*   Digital River, Inc.................................  60,824     869,175
*   Diodes, Inc........................................  23,659     603,304
*   Dot Hill Systems Corp..............................  28,621     112,481
*   DSP Group, Inc..................................... 115,184   1,021,682
    DST Systems, Inc...................................     267      24,049
#   EarthLink Holdings Corp............................ 483,446   1,904,777
*   EchoStar Corp. Class A............................. 130,677   6,625,324
*   Edgewater Technology, Inc..........................  75,244     459,741
    Electro Rent Corp.................................. 120,514   1,837,838
#   Electro Scientific Industries, Inc................. 156,283     934,572
*   Electronics for Imaging, Inc....................... 199,356   8,785,619
#*  Emcore Corp........................................  45,352     184,129
#*  Emulex Corp........................................ 264,198   1,553,484
*   EnerNOC, Inc.......................................  35,786     641,285
*   Entegris, Inc...................................... 111,477   1,280,871
*   Entropic Communications, Inc.......................  81,262     226,721
    EPIQ Systems, Inc.................................. 141,149   2,035,369
*   ePlus, Inc.........................................  38,358   2,097,799
*   Euronet Worldwide, Inc.............................  82,212   4,113,888
#*  Exar Corp.......................................... 211,784   2,039,480
#*  Extreme Networks, Inc.............................. 346,305   1,627,633

                                     1249

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Fabrinet...........................................  23,766 $   442,048
#*  Fairchild Semiconductor International, Inc......... 375,794   5,719,585
#*  Finisar Corp.......................................  97,825   1,930,087
#*  First Solar, Inc................................... 251,802  15,891,224
*   FormFactor, Inc.................................... 122,753     828,583
*   Frequency Electronics, Inc.........................  28,958     331,280
*   GigOptix, Inc......................................   9,792      13,219
*   Global Cash Access Holdings, Inc...................  13,886     116,226
*   GSE Systems, Inc...................................  56,149      92,646
*   GSI Group, Inc.....................................  25,395     292,804
*   GSI Technology, Inc................................  99,963     639,763
    Hackett Group, Inc. (The).......................... 215,781   1,294,686
*   Harmonic, Inc...................................... 303,730   1,822,380
*   Hutchinson Technology, Inc.........................  74,698     165,830
    IAC/InterActiveCorp................................ 161,827  10,874,774
*   ID Systems, Inc....................................  58,538     334,837
*   Identiv, Inc.......................................  10,767     118,437
*   IEC Electronics Corp...............................   4,201      18,106
*   II-VI, Inc.........................................   5,572      76,448
*   Ikanos Communications, Inc.........................  13,661       6,011
*   Imation Corp....................................... 116,292     374,460
*   Ingram Micro, Inc. Class A......................... 553,452  15,884,072
*   Innodata, Inc......................................     600       1,824
*   Inphi Corp.........................................   3,069      46,833
*   Insight Enterprises, Inc........................... 137,520   3,612,650
*   Integrated Device Technology, Inc.................. 409,921   5,886,466
    Integrated Silicon Solution, Inc................... 134,377   1,964,592
#*  Internap Network Services Corp..................... 251,967   1,816,682
*   International Rectifier Corp....................... 236,599   5,877,119
*   Interphase Corp....................................  36,892     136,869
    Intersil Corp. Class A............................. 451,374   5,791,128
#*  Intevac, Inc....................................... 114,179     723,895
*   IntraLinks Holdings, Inc...........................  53,565     429,591
*   IntriCon Corp......................................  13,375      90,014
#*  Itron, Inc.........................................  16,950     609,861
    IXYS Corp.......................................... 108,516   1,239,253
*   JDS Uniphase Corp..................................   2,642      31,361
*   Kemet Corp.........................................  88,667     437,128
*   Key Tronic Corp....................................  54,827     581,166
#*  Knowles Corp.......................................  12,725     370,043
#*  Kopin Corp......................................... 237,250     813,767
*   Kulicke & Soffa Industries, Inc.................... 172,564   2,350,322
*   KVH Industries, Inc................................  88,639   1,153,193
*   Lattice Semiconductor Corp......................... 311,711   2,132,103
    Lexmark International, Inc. Class A................ 195,376   9,383,909
*   LGL Group, Inc. (The)..............................   9,533      45,806
*   Limelight Networks, Inc............................ 179,797     462,078
#*  LoJack Corp........................................   5,481      27,734
*   Magnachip Semiconductor Corp.......................  11,444     160,330
#   ManTech International Corp. Class A................  73,769   1,991,763
    Marchex, Inc. Class B..............................  93,738   1,031,118
    Marvell Technology Group, Ltd...................... 827,739  11,042,038
#*  Mattson Technology, Inc............................  34,221      70,153

                                     1250

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Maxwell Technologies, Inc..........................  20,502 $  223,062
*   Measurement Specialties, Inc.......................  47,749  4,105,937
    Mentor Graphics Corp............................... 181,540  3,585,415
*   Mercury Systems, Inc...............................  86,056    950,919
    Methode Electronics, Inc........................... 178,393  5,705,008
*   Microsemi Corp.....................................  72,829  1,746,439
    MKS Instruments, Inc............................... 159,920  5,082,258
    MOCON, Inc.........................................   1,300     20,150
#*  ModusLink Global Solutions, Inc.................... 205,727    767,362
*   Monster Worldwide, Inc............................. 102,627    667,075
#*  MoSys, Inc.........................................  25,927     85,818
*   Multi-Fineline Electronix, Inc.....................  18,431    179,887
#*  Nanometrics, Inc...................................  25,549    397,542
*   NAPCO Security Technologies, Inc...................  21,296    102,860
*   NeoPhotonics Corp..................................   6,053     18,825
*   NETGEAR, Inc.......................................  11,927    373,434
*   Newport Corp....................................... 156,673  2,712,010
*   Novatel Wireless, Inc..............................  92,816    174,494
#*  Oclaro, Inc........................................ 176,592    328,461
*   OmniVision Technologies, Inc....................... 262,229  5,873,930
*   ON Semiconductor Corp..............................  16,529    141,488
*   Oplink Communications, Inc.........................  89,895  1,713,399
    Optical Cable Corp.................................  59,643    257,061
*   OSI Systems, Inc...................................  31,700  2,101,710
*   PAR Technology Corp................................  72,352    282,173
#   Park Electrochemical Corp..........................     600     16,896
    PC Connection, Inc................................. 232,056  4,740,904
    PC-Tel, Inc........................................ 102,769    774,878
*   PCM, Inc........................................... 112,274  1,111,513
    Perceptron, Inc....................................  78,740    885,825
*   Perficient, Inc....................................  50,735    861,988
*   Pericom Semiconductor Corp......................... 212,474  1,876,145
#*  Photronics, Inc.................................... 279,845  2,230,365
#*  Planar Systems, Inc................................  52,408    142,026
#   Plantronics, Inc...................................   4,915    230,858
*   Plexus Corp........................................  22,094    868,957
*   PLX Technology, Inc................................  41,306    268,076
*   PMC-Sierra, Inc.................................... 420,360  2,829,023
*   Polycom, Inc....................................... 203,209  2,605,139
#*  PRGX Global, Inc...................................   3,599     21,666
*   Progress Software Corp.............................   4,565    105,817
    QAD, Inc. Class B..................................     465      7,431
*   QLogic Corp........................................  85,081    774,237
*   Qualstar Corp...................................... 101,200    132,572
#*  QuinStreet, Inc....................................   9,715     48,478
*   Qumu Corp..........................................  17,458    229,573
*   Radisys Corp.......................................  87,223    282,603
*   RealNetworks, Inc.................................. 159,245  1,197,522
    Reis, Inc..........................................  48,098  1,039,398
#   RF Industries, Ltd.................................  21,697    114,994
    Richardson Electronics, Ltd........................  74,166    739,435
*   Rofin-Sinar Technologies, Inc......................  17,331    378,336
*   Rogers Corp........................................   3,205    183,839

                                     1251

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Rosetta Stone, Inc.................................   6,611 $    63,730
*   Rovi Corp.......................................... 101,306   2,367,521
#*  Rubicon Technology, Inc............................  18,192     136,986
#*  Rudolph Technologies, Inc.......................... 145,735   1,342,219
*   Sanmina Corp....................................... 275,108   6,407,265
*   ScanSource, Inc....................................  36,279   1,299,151
*   Seachange International, Inc....................... 223,184   1,671,648
*   Selectica, Inc.....................................   1,891      11,251
*   ShoreTel, Inc......................................  37,239     230,137
*   Sigma Designs, Inc................................. 133,928     567,855
*   Silicon Image, Inc................................. 106,338     530,627
*   Silicon Laboratories, Inc..........................   7,237     294,763
#*  Smith Micro Software, Inc..........................   7,100       7,526
*   SMTC Corp..........................................  15,394      29,403
#*  Sonus Networks, Inc................................ 368,981   1,302,503
#*  Spansion, Inc. Class A.............................  20,271     384,541
#*  Speed Commerce, Inc................................     300         933
*   SS&C Technologies Holdings, Inc....................   2,900     125,599
*   StarTek, Inc.......................................  84,732     602,445
#*  SunEdison, Inc..................................... 247,961   4,959,220
#*  SunPower Corp...................................... 185,231   6,803,535
*   Super Micro Computer, Inc..........................  22,787     596,336
*   support.com, Inc................................... 182,891     435,281
*   Sykes Enterprises, Inc.............................  87,542   1,812,119
#*  SYNNEX Corp........................................ 188,595  12,164,377
*   Take-Two Interactive Software, Inc................. 110,411   2,470,998
*   Tech Data Corp..................................... 163,716  10,279,728
#*  TeleCommunication Systems, Inc. Class A............ 206,983     651,996
*   Telenav, Inc.......................................  12,727      63,253
#   Teradyne, Inc......................................  55,200   1,005,744
    Tessco Technologies, Inc...........................  37,440   1,141,920
    Tessera Technologies, Inc.......................... 138,192   3,511,459
    TheStreet, Inc..................................... 179,756     436,807
*   TriQuint Semiconductor, Inc........................ 711,347  12,790,019
*   TSR, Inc...........................................   4,582      14,342
#*  TTM Technologies, Inc.............................. 309,623   2,325,269
*   Ultra Clean Holdings, Inc..........................  16,704     144,824
    United Online, Inc.................................  71,086     761,331
*   UTStarcom Holdings Corp............................  31,344      93,719
#*  Veeco Instruments, Inc.............................  10,075     349,703
*   VeriFone Systems, Inc..............................  28,723     962,508
#*  Viasystems Group, Inc..............................  61,551     602,584
*   Vicon Industries, Inc..............................  36,465      84,052
*   Video Display Corp.................................  10,671      33,934
#*  Virtusa Corp....................................... 319,624   9,997,839
#   Vishay Intertechnology, Inc........................ 479,006   7,055,758
*   Vishay Precision Group, Inc........................  40,885     589,971
    Wayside Technology Group, Inc......................     518       9,049
*   Web.com Group, Inc.................................   4,664     123,829
*   Westell Technologies, Inc. Class A.................  63,930     110,599
*   Xcerra Corp........................................  73,128     683,747

                                     1252

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   XO Group, Inc......................................  38,554 $    430,648
                                                                ------------
Total Information Technology...........................          462,755,208
                                                                ------------
Materials -- (7.2%)
    A Schulman, Inc.................................... 174,907    6,950,804
#*  AM Castle & Co..................................... 118,783      983,523
*   American Biltrite, Inc.............................      43       19,200
    Ampco-Pittsburgh Corp..............................  30,064      606,391
    Ashland, Inc....................................... 120,223   12,581,337
    Axiall Corp........................................  74,378    3,185,610
    Bemis Co., Inc.....................................   4,692      183,035
*   Boise Cascade Co...................................  45,513    1,281,191
    Cabot Corp.........................................  62,826    3,291,454
*   Calgon Carbon Corp.................................   4,209       89,231
*   Century Aluminum Co................................ 414,244    7,787,787
    Chase Corp.........................................  18,375      620,156
#*  Chemtura Corp...................................... 156,138    3,631,770
*   Clearwater Paper Corp..............................   5,607      379,033
#   Cliffs Natural Resources, Inc...................... 208,593    3,639,948
#*  Coeur Mining, Inc.................................. 272,130    2,122,614
    Commercial Metals Co............................... 404,659    6,976,321
*   Continental Materials Corp.........................   1,419       23,839
*   Core Molding Technologies, Inc.....................  23,022      305,042
#   Cytec Industries, Inc..............................  32,583    3,285,996
    Domtar Corp........................................ 246,334    8,848,317
*   Ferro Corp.........................................  83,666    1,049,172
    Friedman Industries, Inc...........................  53,141      463,390
#   FutureFuel Corp....................................  27,283      429,980
*   General Moly, Inc..................................  11,448       12,020
#*  Golden Minerals Co.................................  10,005       11,906
*   Graphic Packaging Holding Co....................... 611,140    7,333,680
    Haynes International, Inc..........................  18,879      940,174
#   HB Fuller Co.......................................  58,074    2,593,004
#*  Headwaters, Inc.................................... 203,850    2,179,157
#   Hecla Mining Co.................................... 122,361      386,661
#*  Horsehead Holding Corp............................. 182,199    3,412,587
    Huntsman Corp...................................... 346,468    9,025,491
    Innophos Holdings, Inc.............................   5,587      337,622
    Innospec, Inc......................................  38,387    1,543,541
#   Kaiser Aluminum Corp...............................  92,915    7,174,896
*   KapStone Paper and Packaging Corp.................. 378,704   11,262,657
    KMG Chemicals, Inc.................................   7,287      122,203
*   Kraton Performance Polymers, Inc...................   5,590      115,210
*   Landec Corp........................................ 114,200    1,394,382
#*  Louisiana-Pacific Corp............................. 670,853    9,083,350
#*  LSB Industries, Inc................................   2,104       81,025
    Martin Marietta Materials, Inc.....................  60,298    7,490,821
    Materion Corp......................................  87,213    2,817,852
#*  McEwen Mining, Inc................................. 141,800      404,130
    MeadWestvaco Corp.................................. 386,074   16,137,893
*   Mercer International, Inc.......................... 186,841    1,860,936
    Minerals Technologies, Inc......................... 106,056    6,158,672
    Myers Industries, Inc.............................. 180,201    3,330,114

                                     1253

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
    Neenah Paper, Inc..................................  52,936 $  2,626,684
    Noranda Aluminum Holding Corp......................   1,300        5,746
*   Northern Technologies International Corp...........  20,514      416,434
#   Olin Corp..........................................  62,441    1,659,057
#   Olympic Steel, Inc.................................  72,635    1,592,886
#   OM Group, Inc...................................... 173,900    4,916,153
*   OMNOVA Solutions, Inc..............................  24,623      198,708
*   Penford Corp.......................................  60,138      738,495
    PH Glatfelter Co................................... 220,312    5,243,426
    PolyOne Corp....................................... 237,288    9,005,080
    Quaker Chemical Corp...............................  41,927    2,960,465
    Reliance Steel & Aluminum Co....................... 202,824   13,842,738
*   Resolute Forest Products, Inc......................   3,912       60,206
    Rock-Tenn Co. Class A.............................. 149,967   14,911,219
*   RTI International Metals, Inc...................... 146,456    3,640,896
#   Schnitzer Steel Industries, Inc. Class A...........  96,137    2,567,819
    Sensient Technologies Corp.........................  47,074    2,471,385
    Sonoco Products Co.................................   5,805      227,208
    Steel Dynamics, Inc................................ 288,336    6,115,607
    Stepan Co..........................................   2,835      136,420
#*  Stillwater Mining Co............................... 167,555    2,999,234
*   SunCoke Energy, Inc................................ 155,192    3,543,033
#   Synalloy Corp......................................  27,564      461,421
*   Trecora Resources..................................  19,226      231,097
    Tredegar Corp...................................... 167,221    3,267,498
    Tronox, Ltd. Class A...............................  13,955      370,366
#   United States Lime & Minerals, Inc.................   3,304      190,376
#   United States Steel Corp........................... 177,710    5,951,508
#*  Universal Stainless & Alloy Products, Inc..........  44,949    1,295,880
    Vulcan Materials Co................................ 125,383    7,915,429
    Wausau Paper Corp.................................. 158,672    1,597,827
    Westlake Chemical Corp............................. 191,836   16,764,548
    Worthington Industries, Inc........................ 159,664    6,107,148
#   Zep, Inc...........................................   6,046       94,257
                                                                ------------
Total Materials........................................          288,071,379
                                                                ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     400           --
o*  Gerber Scientific, Inc. Escrow Shares.............. 182,700           --
o*  Petrocorp, Inc. Escrow Shares......................   4,900           --
                                                                ------------
Total Other............................................                   --
                                                                ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................   6,057      103,332
    Parkway Properties, Inc............................  42,738      885,959
                                                                ------------
Total Real Estate Investment Trusts....................              989,291
                                                                ------------
Telecommunication Services -- (0.7%)
#*  Alaska Communications Systems Group, Inc...........  13,354       24,571
#   Alteva.............................................   9,604       61,274
    Atlantic Tele-Network, Inc.........................   5,682      332,454
    Enventis Corp......................................  43,317      709,532

                                     1254

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
#     Frontier Communications Corp...................  1,045,004 $    6,844,776
*     General Communication, Inc. Class A............    157,174      1,735,201
#*    Hawaiian Telcom Holdco, Inc....................      2,455         69,231
      HC2 Holdings, Inc..............................      3,761         14,856
      IDT Corp. Class B..............................     19,608        305,689
      Inteliquent, Inc...............................     83,474        885,659
#*    Iridium Communications, Inc....................    145,080      1,186,754
*     ORBCOMM, Inc...................................     99,720        626,242
*     Premiere Global Services, Inc..................     74,960        981,976
#     Shenandoah Telecommunications Co...............      3,309         91,692
      Spok Holdings, Inc.............................     42,433        635,222
*     Straight Path Communications, Inc. Class B.....      9,804         96,766
      Telephone & Data Systems, Inc..................    274,975      6,874,375
#*    United States Cellular Corp....................     48,815      1,908,178
*     Vonage Holdings Corp...........................     39,758        138,358
#     Windstream Holdings, Inc.......................    288,839      3,310,095
                                                                 --------------
Total Telecommunication Services.....................                26,832,901
                                                                 --------------
Utilities -- (0.4%)
#     Consolidated Water Co., Ltd....................     22,021        228,798
*     Dynegy, Inc....................................      9,270        246,119
*     Genie Energy, Ltd. Class B.....................     59,779        414,268
      NRG Energy, Inc................................    123,368      3,819,473
#     Ormat Technologies, Inc........................     37,652        971,045
#     SJW Corp.......................................     36,630        982,050
      UGI Corp.......................................    179,792      8,727,104
                                                                 --------------
Total Utilities......................................                15,388,857
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,435,207,431
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Leap Wireless International, Inc. Contingent
        Value Rights.................................    106,992        269,620
o*    LGL Group, Inc. (The) Warrants 08/06/18........     47,665          1,530
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16      3,960             --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14.....................................        126             --
o#*   Royal Bancshares PA, Inc. Rights 08/01/14......      2,632          2,185
o*    Unity Bancorp, Inc. Rights 08/08/14............     22,377          1,566
TOTAL RIGHTS/WARRANTS................................                   274,901
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.068%....................................... 15,238,643     15,238,643
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (13.5%)
(S)@  DFA Short Term Investment Fund................. 46,449,257    537,417,902
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,558,458,682)^^            $3,988,138,877
                                                                 ==============

                                     1255

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  535,671,816 $      5,798   --    $  535,677,614
   Consumer Staples.........    112,242,766           --   --       112,242,766
   Energy...................    341,804,727           --   --       341,804,727
   Financials...............    867,994,788      111,578   --       868,106,366
   Health Care..............    206,780,571       78,482   --       206,859,053
   Industrials..............    576,477,332        1,937   --       576,479,269
   Information Technology...    462,755,208           --   --       462,755,208
   Materials................    288,071,379           --   --       288,071,379
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................        989,291           --   --           989,291
   Telecommunication
     Services...............     26,832,901           --   --        26,832,901
   Utilities................     15,388,857           --   --        15,388,857
Rights/Warrants.............             --      274,901   --           274,901
Temporary Cash Investments..     15,238,643           --   --        15,238,643
Securities Lending
  Collateral................             --  537,417,902   --       537,417,902
                             -------------- ------------   --    --------------
TOTAL....................... $3,450,248,279 $537,890,598   --    $3,988,138,877
                             ============== ============   ==    ==============

                                     1256

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (80.8%)

Consumer Discretionary -- (13.1%)
*   1-800-Flowers.com, Inc. Class A....................  68,093 $  348,636
    Aaron's, Inc.......................................  58,132  1,533,522
#*  Aeropostale, Inc...................................   4,700     15,604
    AH Belo Corp. Class A..............................  49,683    524,156
#*  ALCO Stores, Inc...................................   1,500     10,448
*   Ambassadors Group, Inc.............................  28,647    123,182
    AMCON Distributing Co..............................     300     23,994
#*  America's Car-Mart, Inc............................  25,524    955,619
*   American Axle & Manufacturing Holdings, Inc........ 126,698  2,329,976
#*  American Public Education, Inc.....................  27,747    990,568
*   ANN, Inc...........................................  51,700  1,899,975
    Arctic Cat, Inc....................................  33,533  1,193,775
    Ark Restaurants Corp...............................   5,609    119,528
*   Asbury Automotive Group, Inc.......................  46,541  3,142,914
*   Ascena Retail Group, Inc...........................  52,390    841,383
#*  Ascent Capital Group, Inc. Class A.................  17,613  1,091,654
*   Ballantyne Strong, Inc.............................  38,851    150,353
#*  Bally Technologies, Inc............................  20,129  1,211,162
#*  Barnes & Noble, Inc................................  94,632  1,970,238
    Bassett Furniture Industries, Inc..................  26,661    388,717
    Beasley Broadcasting Group, Inc. Class A...........  20,332    124,432
#*  Beazer Homes USA, Inc..............................  35,040    537,864
#   bebe stores, Inc................................... 142,652    400,852
*   Belmond, Ltd. Class A.............................. 127,967  1,586,791
    Big 5 Sporting Goods Corp..........................  52,463    519,908
    Big Lots, Inc......................................  83,857  3,668,744
#*  Biglari Holdings, Inc..............................   3,432  1,458,634
#*  BJ's Restaurants, Inc..............................  43,479  1,490,025
*   Bloomin' Brands, Inc...............................  15,000    293,850
#*  Blue Nile, Inc.....................................  19,646    505,884
#   Blyth, Inc.........................................  24,800    150,040
#   Bob Evans Farms, Inc...............................  44,644  2,121,036
#*  Body Central Corp..................................  12,788      6,663
#   Bon-Ton Stores, Inc. (The).........................  33,773    314,089
*   Books-A-Million, Inc...............................  28,867     61,775
    Bowl America, Inc. Class A.........................   1,400     20,475
#*  Boyd Gaming Corp...................................  69,502    764,522
*   Bravo Brio Restaurant Group, Inc...................  32,986    491,491
#*  Bridgepoint Education, Inc.........................  32,341    388,415
*   Bright Horizons Family Solutions, Inc..............   9,047    376,084
    Brown Shoe Co., Inc................................  83,797  2,362,237
    Brunswick Corp.....................................  30,204  1,218,127
#   Buckle, Inc. (The).................................  31,524  1,402,818
#*  Buffalo Wild Wings, Inc............................  19,661  2,857,137
*   Build-A-Bear Workshop, Inc.........................  39,037    411,840
#*  Cabela's, Inc......................................  47,958  2,798,829
#*  Cache, Inc.........................................  38,804     45,401
#*  Caesars Acquisition Co. Class A....................     160      1,840
#*  Caesars Entertainment Corp.........................   4,060     64,960
#   Callaway Golf Co................................... 182,682  1,388,383
*   Cambium Learning Group, Inc........................  47,089     92,294

                                     1257

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Canterbury Park Holding Corp.......................   7,639 $   72,876
    Capella Education Co...............................  21,869  1,398,741
*   Career Education Corp.............................. 143,530    733,438
*   Carmike Cinemas, Inc...............................  41,491  1,304,477
    Carriage Services, Inc.............................  46,003    742,028
#*  Carrols Restaurant Group, Inc......................  65,150    489,276
    Carter's, Inc......................................  18,259  1,397,909
    Cato Corp. (The) Class A...........................  41,953  1,294,670
*   Cavco Industries, Inc..............................  15,976  1,140,527
#*  Central European Media Enterprises, Ltd. Class A...  10,557     27,659
#*  Charles & Colvard, Ltd.............................  19,124     35,762
#   Cheesecake Factory, Inc. (The).....................  62,563  2,682,701
    Cherokee, Inc......................................  16,547    277,824
    Chico's FAS, Inc................................... 120,401  1,903,540
#   Children's Place, Inc. (The).......................  39,665  1,991,183
#   Choice Hotels International, Inc...................  39,543  1,854,171
*   Christopher & Banks Corp...........................  49,101    419,814
    Churchill Downs, Inc...............................  21,185  1,832,502
#*  Chuy's Holdings, Inc...............................  17,719    507,649
*   Cinedigm Corp...................................... 148,377    336,816
*   Citi Trends, Inc...................................  25,734    518,540
*   Cobra Electronics Corp.............................   2,099      8,669
#   Collectors Universe, Inc...........................  20,036    401,121
    Columbia Sportswear Co.............................  13,225    988,701
#*  Conn's, Inc........................................  78,720  3,148,800
    Cooper Tire & Rubber Co............................  59,616  1,722,306
#*  Cooper-Standard Holding, Inc.......................     438     27,156
    Core-Mark Holding Co., Inc.........................  57,794  2,727,877
#*  Corinthian Colleges, Inc...........................  30,318      6,367
#   Cracker Barrel Old Country Store, Inc..............  24,607  2,385,895
#*  Crocs, Inc......................................... 139,675  2,216,642
#*  Crown Media Holdings, Inc. Class A.................  90,508    305,917
    CSS Industries, Inc................................  19,325    477,134
    CST Brands, Inc....................................  59,796  1,998,980
#   CTC Media, Inc.....................................  18,743    181,245
    Culp, Inc..........................................  35,956    651,523
#*  Cumulus Media, Inc. Class A........................ 168,059    870,546
#   Dana Holding Corp..................................     100      2,238
#*  Deckers Outdoor Corp...............................  39,785  3,521,370
*   Del Frisco's Restaurant Group, Inc.................  21,552    459,489
#*  dELiA*s, Inc.......................................  21,097     12,975
*   Delta Apparel, Inc.................................   5,459     70,312
    Destination Maternity Corp.........................  31,719    603,613
#*  Destination XL Group, Inc.......................... 114,725    613,779
    DeVry Education Group, Inc.........................  62,588  2,501,642
    Dillard's, Inc. Class A............................  24,816  2,958,564
    DineEquity, Inc....................................  22,844  1,851,506
*   Dixie Group, Inc. (The)............................  17,430    146,238
#   Domino's Pizza, Inc................................  48,125  3,465,000
#*  Dorman Products, Inc...............................  58,084  2,519,684
*   Dover Downs Gaming & Entertainment, Inc............  19,418     24,467
    Dover Motorsports, Inc.............................  27,257     75,774
#*  DreamWorks Animation SKG, Inc. Class A.............  58,193  1,163,860

                                     1258

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
     Drew Industries, Inc...............................  44,007 $1,980,315
     DSW, Inc. Class A..................................  69,646  1,851,887
#    Educational Development Corp.......................   2,842     13,642
     Einstein Noah Restaurant Group, Inc................  41,539    628,485
*    Emerson Radio Corp.................................  37,654     60,623
*    Emmis Communications Corp. Class A.................  10,560     26,400
#*   Entercom Communications Corp. Class A..............  40,881    386,325
*    Entertainment Gaming Asia, Inc.....................   3,555      2,457
     Entravision Communications Corp. Class A........... 153,830    859,910
     Escalade, Inc......................................  10,576    168,158
     Ethan Allen Interiors, Inc.........................  39,716    910,291
#*   EW Scripps Co. (The) Class A....................... 100,095  2,170,060
*    Express, Inc.......................................  41,522    646,082
o#*  FAB Universal Corp.................................  15,344     17,661
#*   Famous Dave's Of America, Inc......................  19,657    490,049
*    Federal-Mogul Holdings Corp........................  16,290    259,663
*    Fiesta Restaurant Group, Inc.......................  47,558  2,158,182
     Finish Line, Inc. (The) Class A.................... 114,231  3,003,133
#*   Five Below, Inc....................................  12,826    469,688
*    Flanigan's Enterprises, Inc........................   1,877     27,949
     Flexsteel Industries, Inc..........................   6,364    192,575
     Fred's, Inc. Class A...............................  90,082  1,425,998
     Frisch's Restaurants, Inc..........................   5,471    129,389
#*   FTD Cos., Inc......................................  44,580  1,468,465
#*   Fuel Systems Solutions, Inc........................  36,926    387,723
*    Full House Resorts, Inc............................  43,994     62,032
#*   G-III Apparel Group, Ltd...........................  41,439  3,218,567
*    Gaiam, Inc. Class A................................  34,103    224,398
*    Gaming Partners International Corp.................  20,256    175,012
#*   Geeknet, Inc.......................................   7,936     94,676
*    Genesco, Inc.......................................  36,236  2,763,720
*    Gentherm, Inc......................................  72,886  3,050,279
#    Gordmans Stores, Inc...............................  17,190     62,228
*    Grand Canyon Education, Inc........................  42,916  1,845,388
#*   Gray Television, Inc............................... 134,064  1,632,900
*    Gray Television, Inc. Class A......................     912      8,719
#    Group 1 Automotive, Inc............................  40,048  2,960,348
#    Guess?, Inc........................................  31,631    822,722
     Harte-Hanks, Inc...................................  93,500    613,360
     Haverty Furniture Cos., Inc........................  45,361  1,008,375
     Haverty Furniture Cos., Inc. Class A...............     457     10,173
*    Helen of Troy, Ltd.................................  45,519  2,441,184
#*   hhgregg, Inc.......................................  59,718    424,595
#*   Hibbett Sports, Inc................................  25,429  1,269,161
*    Hollywood Media Corp...............................  26,966     33,977
     Hooker Furniture Corp..............................  25,088    364,278
     HSN, Inc...........................................   3,000    167,670
#*   Iconix Brand Group, Inc............................ 102,033  4,308,854
     International Speedway Corp. Class A...............  43,183  1,309,309
     Interval Leisure Group, Inc........................  48,477  1,026,743
#*   iRobot Corp........................................  33,172  1,073,778
*    Isle of Capri Casinos, Inc.........................  62,507    494,430
#*   ITT Educational Services, Inc......................   8,500    120,955

                                     1259

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Jack in the Box, Inc...............................  42,100 $2,407,699
#   JAKKS Pacific, Inc.................................  36,577    228,240
#*  Jamba, Inc.........................................   6,267     74,703
    Johnson Outdoors, Inc. Class A.....................  16,903    389,783
*   Journal Communications, Inc. Class A............... 106,741  1,161,342
*   K12, Inc...........................................  25,901    603,752
*   Kate Spade & Co....................................  58,753  2,222,626
#   KB Home............................................  96,431  1,571,825
#*  Kirkland's, Inc....................................  46,173    868,514
*   Kona Grill, Inc....................................  14,170    261,153
    Koss Corp..........................................   8,015     21,079
#*  Krispy Kreme Doughnuts, Inc........................ 137,728  2,108,616
    La-Z-Boy, Inc...................................... 119,942  2,523,580
*   Lakeland Industries, Inc...........................  10,138     62,349
*   LeapFrog Enterprises, Inc..........................  99,430    717,885
*   Learning Tree International, Inc...................  29,551     70,331
#*  Lee Enterprises, Inc...............................  38,034    144,529
#*  Libbey, Inc........................................  47,888  1,247,004
*   Liberty Tax, Inc...................................     762     26,754
#*  Life Time Fitness, Inc.............................  42,536  1,673,792
    Lifetime Brands, Inc...............................  27,425    466,225
*   LIN Media LLC Class A..............................  57,435  1,482,397
    Lincoln Educational Services Corp..................  34,135    125,958
    Lithia Motors, Inc. Class A........................  51,735  4,596,655
*   Live Nation Entertainment, Inc..................... 101,740  2,361,385
*   Loral Space & Communications, Inc..................  16,665  1,204,879
*   Luby's, Inc........................................  65,770    330,165
#*  Lumber Liquidators Holdings, Inc...................  29,224  1,584,525
*   M/I Homes, Inc.....................................  52,243  1,075,161
*   Madison Square Garden Co. (The) Class A............  22,099  1,311,355
    Marcus Corp. (The).................................  41,404    731,609
    Marine Products Corp...............................  57,093    484,720
*   MarineMax, Inc.....................................  56,073    934,737
*   Marriott Vacations Worldwide Corp..................  30,370  1,747,793
#*  Martha Stewart Living Omnimedia, Inc. Class A......  71,778    323,719
#   Matthews International Corp. Class A...............  40,381  1,756,149
*   McClatchy Co. (The) Class A........................  91,268    440,824
#   MDC Holdings, Inc..................................  47,402  1,278,432
#*  Media General, Inc. Class A........................  45,073    908,672
    Men's Wearhouse, Inc. (The)........................  68,501  3,446,970
    Meredith Corp......................................  33,176  1,523,442
*   Meritage Homes Corp................................  43,549  1,667,927
*   Modine Manufacturing Co............................  88,209  1,214,638
*   Monarch Casino & Resort, Inc.......................  36,281    452,787
#   Monro Muffler Brake, Inc...........................  32,229  1,636,911
*   Motorcar Parts of America, Inc.....................  30,421    677,171
    Movado Group, Inc..................................  45,116  1,846,598
*   MTR Gaming Group, Inc..............................  15,246     70,132
*   Multimedia Games Holding Co., Inc..................  35,732    861,856
*   Murphy USA, Inc....................................  30,518  1,508,200
    NACCO Industries, Inc. Class A.....................  14,400    686,736
#*  Nathan's Famous, Inc...............................  14,980    744,656
    National CineMedia, Inc............................  65,980  1,059,639

                                     1260

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Nautilus, Inc......................................  79,994 $  796,740
#*  New York & Co., Inc................................ 124,919    420,977
#   New York Times Co. (The) Class A................... 186,684  2,331,683
#   Nexstar Broadcasting Group, Inc. Class A...........  33,220  1,547,720
#*  Nobility Homes, Inc................................   6,093     70,069
#   Nutrisystem, Inc...................................  62,669  1,005,837
#*  Office Depot, Inc.................................. 476,251  2,386,018
*   Orbitz Worldwide, Inc.............................. 118,538  1,049,061
#*  Outerwall, Inc.....................................  10,200    561,204
#*  Overstock.com, Inc.................................  34,796    565,435
    Oxford Industries, Inc.............................  26,571  1,582,834
#*  Pacific Sunwear of California, Inc................. 109,976    223,251
    Papa John's International, Inc.....................  45,840  1,911,070
#*  Penn National Gaming, Inc..........................  52,802    553,365
    Penske Automotive Group, Inc.......................  41,933  1,947,788
*   Pep Boys-Manny, Moe & Jack (The)................... 113,558  1,201,444
*   Perfumania Holdings, Inc...........................   9,679     62,913
*   Perry Ellis International, Inc.....................  36,833    677,727
#   PetMed Express, Inc................................  50,778    695,659
#   Pier 1 Imports, Inc................................ 103,627  1,560,623
#*  Pinnacle Entertainment, Inc........................  72,817  1,587,411
    Pool Corp..........................................  41,444  2,269,473
*   Popeyes Louisiana Kitchen, Inc.....................  45,337  1,827,081
#*  Quiksilver, Inc.................................... 284,302    850,063
#*  RadioShack Corp....................................  79,625     49,367
*   Reading International, Inc. Class B................   2,340     28,267
*   Red Lion Hotels Corp...............................  42,183    231,163
*   Red Robin Gourmet Burgers, Inc.....................  33,987  2,187,403
#   Regal Entertainment Group Class A..................  36,762    715,389
    Regis Corp.........................................  77,811  1,083,907
#   Rent-A-Center, Inc.................................  77,210  1,848,407
#*  Rentrak Corp.......................................  22,753  1,129,459
    RG Barry Corp......................................  29,993    566,568
#*  Rick's Cabaret International, Inc..................  23,683    262,408
    Rocky Brands, Inc..................................  17,635    265,936
#*  Ruby Tuesday, Inc.................................. 136,048    817,648
    Ruth's Hospitality Group, Inc......................  90,958  1,032,373
#   Ryland Group, Inc. (The)...........................  48,987  1,572,483
    Saga Communications, Inc. Class A..................  15,886    571,896
    Salem Communications Corp. Class A.................   7,225     62,930
#   Scholastic Corp....................................  34,145  1,209,416
#*  Scientific Games Corp. Class A.....................  88,145    752,758
    SeaWorld Entertainment, Inc........................  10,733    298,914
#*  Select Comfort Corp................................  89,608  1,810,082
*   Shiloh Industries, Inc.............................  48,090    817,530
    Shoe Carnival, Inc.................................  48,652    866,006
#*  Shutterfly, Inc....................................  44,735  2,206,330
#   Sinclair Broadcast Group, Inc. Class A.............  60,450  1,953,139
*   Sizmek, Inc........................................  62,982    572,506
*   Skechers U.S.A., Inc. Class A......................  52,918  2,760,732
*   Skullcandy, Inc....................................  31,617    213,731
*   Skyline Corp.......................................  11,206     52,780
#   Sonic Automotive, Inc. Class A.....................  39,634    963,899

                                     1261

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Sonic Corp......................................... 133,820 $2,763,383
#   Sotheby's..........................................  25,482  1,010,361
*   Spanish Broadcasting System, Inc. Class A..........   4,462     24,050
    Spartan Motors, Inc................................  70,720    304,096
    Speedway Motorsports, Inc..........................  46,260    806,774
*   Sport Chalet, Inc. Class A.........................  13,582     15,348
    Stage Stores, Inc..................................  45,637    822,379
    Standard Motor Products, Inc.......................  57,284  2,065,088
#*  Standard Pacific Corp.............................. 189,748  1,430,700
*   Stanley Furniture Co., Inc.........................  19,319     50,036
*   Starz..............................................  81,601  2,326,445
#   Stein Mart, Inc....................................  89,200  1,157,816
*   Steiner Leisure, Ltd...............................  15,636    624,033
*   Steven Madden, Ltd.................................  82,515  2,628,103
*   Stoneridge, Inc....................................  71,086    779,813
    Strattec Security Corp.............................   5,703    358,319
*   Strayer Education, Inc.............................   6,042    313,096
#   Sturm Ruger & Co., Inc.............................  31,391  1,568,294
    Superior Industries International, Inc.............  56,458  1,056,329
    Superior Uniform Group, Inc........................   9,036    187,497
    Sypris Solutions, Inc..............................  25,625    121,462
#*  Systemax, Inc......................................  69,101    944,611
    Tandy Leather Factory, Inc.........................  22,365    208,889
*   Taylor Morrison Home Corp. Class A.................   5,145     91,478
*   Tempur Sealy International, Inc....................  16,600    908,186
*   Tenneco, Inc.......................................  41,414  2,638,072
    Texas Roadhouse, Inc...............................  78,827  1,961,216
    Thor Industries, Inc...............................  53,033  2,809,158
#*  Tile Shop Holdings, Inc............................   4,897     49,509
*   Tower International, Inc...........................  28,377    893,875
#   Town Sports International Holdings, Inc............  57,540    264,684
    Trans World Entertainment Corp.....................   9,128     32,861
#*  Tuesday Morning Corp...............................  62,219  1,024,125
#*  Tumi Holdings, Inc.................................  25,541    538,404
*   Unifi, Inc.........................................  37,068  1,061,628
*   Universal Electronics, Inc.........................  27,988  1,333,068
    Universal Technical Institute, Inc.................  44,367    531,073
#*  UQM Technologies, Inc..............................  43,051     70,604
*   US Auto Parts Network, Inc.........................  55,021    180,469
    Vail Resorts, Inc..................................  41,800  3,155,900
    Value Line, Inc....................................   4,536     75,751
#*  Valuevision Media, Inc. Class A....................  75,249    344,640
#*  Vitacost.com, Inc..................................   9,808     78,268
*   Vitamin Shoppe, Inc................................  31,298  1,334,860
#*  VOXX International Corp............................  57,427    569,102
*   Wells-Gardner Electronics Corp.....................  26,612     32,467
#   Wendy's Co. (The).................................. 314,539  2,563,493
*   West Marine, Inc...................................  52,591    451,231
#*  Wet Seal, Inc. (The) Class A....................... 191,763    176,825
    Weyco Group, Inc...................................  12,523    325,097
*   William Lyon Homes Class A.........................   8,162    200,948
    Winmark Corp.......................................   8,419    551,192
#*  Winnebago Industries, Inc..........................  44,846  1,053,881

                                     1262

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#   Wolverine World Wide, Inc..........................  58,506 $  1,419,356
#   World Wrestling Entertainment, Inc. Class A........  14,555      181,646
*   Zagg, Inc..........................................  36,131      184,629
*   Zumiez, Inc........................................  33,787      940,968
                                                                ------------
Total Consumer Discretionary...........................          320,298,316
                                                                ------------
Consumer Staples -- (3.4%)
#   Alico, Inc.........................................  13,589      501,570
*   Alliance One International, Inc.................... 173,375      393,561
    Andersons, Inc. (The)..............................  32,884    1,776,394
#*  Annie's, Inc.......................................   6,083      177,502
    B&G Foods, Inc.....................................  65,317    1,833,448
#*  Boston Beer Co., Inc. (The) Class A................   8,600    1,895,440
#*  Boulder Brands, Inc................................ 135,989    1,543,475
*   Bridgford Foods Corp...............................   6,838       54,328
    Cal-Maine Foods, Inc...............................  25,764    1,834,397
    Calavo Growers, Inc................................  28,480      982,275
    Casey's General Stores, Inc........................  34,056    2,253,486
    CCA Industries, Inc................................  12,833       45,172
*   Central Garden and Pet Co..........................  27,336      251,218
*   Central Garden and Pet Co. Class A.................  76,906      717,533
#*  Chefs' Warehouse, Inc. (The).......................   8,251      144,970
*   Chiquita Brands International, Inc................. 108,338    1,038,961
    Coca-Cola Bottling Co. Consolidated................  12,876      899,002
#*  Craft Brew Alliance, Inc...........................  43,879      492,322
*   Darling Ingredients, Inc........................... 122,820    2,299,190
#   Dean Foods Co...................................... 100,445    1,538,817
#*  Diamond Foods, Inc.................................  19,820      532,365
#*  Elizabeth Arden, Inc...............................  41,267      851,338
*   Farmer Bros. Co....................................  26,804      548,678
    Fresh Del Monte Produce, Inc.......................  91,010    2,724,839
    Golden Enterprises, Inc............................   3,061       12,458
*   Hain Celestial Group, Inc. (The)...................  28,926    2,473,173
    Ingles Markets, Inc. Class A.......................  31,886      781,845
    Inter Parfums, Inc.................................  63,168    1,650,580
*   Inventure Foods, Inc...............................   6,384       76,927
    J&J Snack Foods Corp...............................  22,538    2,030,448
    John B. Sanfilippo & Son, Inc......................  18,497      489,246
#   Lancaster Colony Corp..............................  24,429    2,133,873
#   Liberator Medical Holdings, Inc....................   2,500        7,775
#*  Lifeway Foods, Inc.................................  28,187      352,056
    Limoneira Co.......................................   1,506       33,207
*   Mannatech, Inc.....................................   3,043       37,399
#*  Medifast, Inc......................................  34,611      993,682
    MGP Ingredients, Inc...............................  41,536      334,365
*   National Beverage Corp.............................  81,150    1,390,911
*   Natural Alternatives International, Inc............  17,104       92,875
#*  Natural Grocers by Vitamin Cottage, Inc............   2,164       49,080
    Nu Skin Enterprises, Inc. Class A..................  12,563      737,323
*   Nutraceutical International Corp...................  26,269      606,289
    Oil-Dri Corp. of America...........................  12,831      374,280
*   Omega Protein Corp.................................  48,285      676,956
    Orchids Paper Products Co..........................   9,371      247,394

                                     1263

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Pantry, Inc. (The).................................  52,673 $   943,374
*   Pilgrim's Pride Corp............................... 173,140   4,840,994
*   Post Holdings, Inc.................................  46,420   2,085,186
#   Pricesmart, Inc....................................  28,537   2,348,595
    Reliv International, Inc...........................  25,871      34,926
#*  Revlon, Inc. Class A...............................  77,452   2,362,286
*   Rite Aid Corp......................................  13,864      92,750
    Rocky Mountain Chocolate Factory, Inc..............  12,843     164,390
#   Sanderson Farms, Inc...............................  29,159   2,656,093
*   Seaboard Corp......................................      99     282,348
*   Seneca Foods Corp. Class A.........................  21,308     609,835
*   Seneca Foods Corp. Class B.........................   1,443      43,867
    Snyder's-Lance, Inc................................  84,180   2,088,506
    SpartanNash Co.....................................  80,208   1,681,160
    Spectrum Brands Holdings, Inc......................  41,553   3,465,520
#*  SUPERVALU, Inc..................................... 117,243   1,075,118
#*  Susser Holdings Corp...............................  41,279   3,309,338
*   Tofutti Brands, Inc................................   7,749      33,088
#   Tootsie Roll Industries, Inc.......................  39,349   1,036,059
*   TreeHouse Foods, Inc...............................  43,568   3,202,248
#*  United Natural Foods, Inc..........................  10,825     634,562
    United-Guardian, Inc...............................  13,162     336,158
#   Universal Corp.....................................  33,750   1,752,638
#*  USANA Health Sciences, Inc.........................  26,952   1,720,885
#   Vector Group, Ltd..................................  52,932   1,086,694
    Village Super Market, Inc. Class A.................   9,854     231,766
    WD-40 Co...........................................  17,475   1,166,631
#   Weis Markets, Inc..................................  31,449   1,341,614
*   WhiteWave Foods Co. (The) Class A..................  58,625   1,746,439
                                                                -----------
Total Consumer Staples.................................          83,285,491
                                                                -----------
Energy -- (4.8%)
    Adams Resources & Energy, Inc......................   9,276     606,094
    Alon USA Energy, Inc...............................  89,575   1,151,039
#*  Alpha Natural Resources, Inc....................... 389,641   1,320,883
#*  Approach Resources, Inc............................  46,357     975,351
*   Barnwell Industries, Inc...........................   8,064      24,676
*   Basic Energy Services, Inc.........................  95,442   2,289,654
#*  Bill Barrett Corp..................................  55,509   1,332,771
    Bolt Technology Corp...............................  23,475     400,718
*   Bonanza Creek Energy, Inc..........................  51,661   2,896,116
#*  BPZ Resources, Inc................................. 217,187     569,030
    Bristow Group, Inc.................................  53,346   3,807,304
#*  C&J Energy Services, Inc...........................  32,757     981,400
#*  Cal Dive International, Inc........................ 136,718     149,023
*   Callon Petroleum Co................................  85,955     849,235
#   CARBO Ceramics, Inc................................  18,738   2,333,630
*   Carrizo Oil & Gas, Inc.............................  66,176   4,063,868
*   Clayton Williams Energy, Inc.......................  17,125   1,822,271
#*  Clean Energy Fuels Corp............................  76,036     757,319
*   Cloud Peak Energy, Inc.............................  46,104     713,690
#   Comstock Resources, Inc............................  83,413   1,973,552
*   Contango Oil & Gas Co..............................  29,464   1,185,337

                                     1264

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Energy -- (Continued)
    Dawson Geophysical Co..............................  15,133 $  379,838
    Delek US Holdings, Inc.............................  73,167  2,137,940
    DHT Holdings, Inc..................................   5,589     36,999
#*  Emerald Oil, Inc...................................  65,274    479,111
#*  Endeavour International Corp.......................  79,630    112,278
#   Energy XXI Bermuda, Ltd............................  81,605  1,628,836
*   ENGlobal Corp......................................  61,009    170,215
    EnLink Midstream LLC...............................  91,637  3,501,450
*   Era Group, Inc.....................................  19,448    521,206
*   Escalera Resources Co..............................  29,317     65,084
    Evolution Petroleum Corp...........................  16,274    172,667
#   Exterran Holdings, Inc.............................  96,024  4,057,014
#*  FieldPoint Petroleum Corp..........................  18,199     90,813
#*  Forest Oil Corp....................................   4,648      9,482
    GasLog, Ltd........................................  49,128  1,252,764
*   Gastar Exploration, Inc............................  94,405    624,961
#*  Geospace Technologies Corp.........................  19,063    767,095
#   Green Plains, Inc..................................  69,992  2,624,000
    Gulf Island Fabrication, Inc.......................  33,346    650,247
    Gulfmark Offshore, Inc. Class A....................  48,144  1,842,471
*   Gulfport Energy Corp...............................  12,319    657,958
#*  Halcon Resources Corp..............................  74,911    445,720
#*  Harvest Natural Resources, Inc..................... 108,597    469,139
*   Helix Energy Solutions Group, Inc.................. 116,043  2,950,973
#*  Hercules Offshore, Inc............................. 242,670    856,625
#*  HKN, Inc...........................................     853     60,606
#*  Hornbeck Offshore Services, Inc....................  54,244  2,370,463
#*  Houston American Energy Corp.......................  24,635      7,637
*   ION Geophysical Corp...............................  82,200    308,250
#*  Key Energy Services, Inc........................... 150,437    923,683
#   LinnCo LLC.........................................  75,204  2,187,684
#*  Lucas Energy, Inc..................................  35,619     18,144
#*  Magnum Hunter Resources Corp....................... 126,127    810,997
#*  Matador Resources Co...............................  66,838  1,807,299
*   Matrix Service Co..................................  65,962  1,771,080
#*  McDermott International, Inc.......................  19,549    142,708
*   Mexco Energy Corp..................................   2,735     19,282
#*  Miller Energy Resources, Inc.......................   5,451     26,655
*   Mitcham Industries, Inc............................  29,489    382,472
*   Natural Gas Services Group, Inc....................  27,719    864,833
#*  Newpark Resources, Inc............................. 152,274  1,862,311
*   Nordic American Offshore, Ltd......................     113      2,068
#   Nordic American Tankers, Ltd.......................  13,085    112,662
#*  Northern Oil and Gas, Inc..........................  62,319  1,002,713
#*  Nuverra Environmental Solutions, Inc...............  11,334    211,039
#*  Overseas Shipholding Group, Inc....................  31,716    217,255
*   Pacific Drilling SA................................   2,056     19,573
#   Panhandle Oil and Gas, Inc. Class A................  14,883    958,763
*   Parker Drilling Co................................. 237,549  1,468,053
    PBF Energy, Inc. Class A...........................  12,655    342,950
*   PDC Energy, Inc....................................  39,125  2,122,922
#*  Penn Virginia Corp................................. 112,696  1,467,302
*   PetroQuest Energy, Inc............................. 124,102    795,494

                                     1265

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   PHI, Inc. Non-Voting...............................  28,808 $  1,136,476
*   PHI, Inc. Voting...................................     200        7,394
*   Pioneer Energy Services Corp....................... 125,502    1,846,134
*   PostRock Energy Corp...............................  17,737       23,945
*   Pyramid Oil Co.....................................  12,084       65,858
#*  Renewable Energy Group, Inc........................  44,343      496,642
*   REX American Resources Corp........................  18,425    1,554,149
*   Rex Energy Corp.................................... 105,783    1,458,748
*   RigNet, Inc........................................  10,885      605,424
*   Rosetta Resources, Inc.............................  10,594      541,036
    RPC, Inc...........................................  43,285      973,912
#   Scorpio Tankers, Inc............................... 179,615    1,686,585
#*  SEACOR Holdings, Inc...............................  27,721    2,105,687
    SemGroup Corp. Class A.............................  47,241    3,641,336
#   Ship Finance International, Ltd....................  64,415    1,172,353
*   Stone Energy Corp..................................  76,866    2,924,751
#*  Swift Energy Co....................................  34,800      384,540
#*  Synergy Resources Corp............................. 131,368    1,381,991
#*  Synthesis Energy Systems, Inc......................  52,632       70,527
    Targa Resources Corp...............................   6,484      826,710
    Tesco Corp.........................................  31,808      620,892
*   TETRA Technologies, Inc............................  98,595    1,085,531
*   TGC Industries, Inc................................  54,640      214,735
#*  Triangle Petroleum Corp............................ 115,958    1,252,346
*   Unit Corp..........................................  14,570      923,009
#*  Uranium Energy Corp................................  14,078       24,918
#*  Vaalco Energy, Inc................................. 126,773      874,734
#   W&T Offshore, Inc..................................  70,980      951,842
*   Warren Resources, Inc.............................. 149,293      879,336
#   Western Refining, Inc.............................. 181,222    7,422,853
*   Westmoreland Coal Co...............................  16,713      720,163
*   Willbros Group, Inc................................ 124,157    1,438,980
#   World Fuel Services Corp...........................  10,400      446,680
                                                                ------------
Total Energy...........................................          118,752,962
                                                                ------------
Financials -- (15.5%)
*   1st Constitution Bancorp...........................     155        1,566
    1st Source Corp....................................  50,617    1,437,017
#   1st United Bancorp, Inc............................  31,784      265,396
    Access National Corp...............................   7,865      125,840
    Alexander & Baldwin, Inc...........................  41,415    1,580,811
    Alliance Bancorp, Inc. of Pennsylvania.............   1,066       16,928
#*  Altisource Asset Management Corp...................   2,193    1,344,353
#*  Altisource Portfolio Solutions SA..................  21,934    2,377,207
#*  Ambac Financial Group, Inc.........................  38,119      863,777
    American Equity Investment Life Holding Co......... 116,240    2,573,554
*   American Independence Corp.........................   1,081       13,080
#   American National Bankshares, Inc..................   3,612       77,694
    American National Insurance Co.....................     227       24,743
*   American River Bankshares..........................   5,919       54,040
    Ameris Bancorp.....................................  57,520    1,256,237
    AMERISAFE, Inc.....................................  45,008    1,647,293
    AmeriServ Financial, Inc...........................  63,591      202,219

                                     1266

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Amtrust Financial Services, Inc....................  80,469 $3,431,198
    Argo Group International Holdings, Ltd.............  43,259  2,154,731
#   Arrow Financial Corp...............................  28,915    734,441
    Aspen Insurance Holdings, Ltd......................  25,086  1,003,691
    Associated Banc-Corp...............................  65,706  1,177,452
*   Asta Funding, Inc..................................  33,832    283,512
    Astoria Financial Corp............................. 134,521  1,732,630
    Atlantic American Corp.............................   4,900     20,041
*   Atlanticus Holdings Corp...........................  27,579     73,360
    Auburn National Bancorporation, Inc................     300      7,404
#*  AV Homes, Inc......................................  15,602    243,235
    Baldwin & Lyons, Inc. Class A......................     550     13,181
    Baldwin & Lyons, Inc. Class B......................  19,533    482,465
    Banc of California, Inc............................  12,026    142,749
#   Bancfirst Corp.....................................  21,645  1,318,180
    Bancorp of New Jersey, Inc.........................     159      1,986
#*  Bancorp, Inc.......................................  79,467    754,936
#   BancorpSouth, Inc.................................. 148,561  3,100,468
    Bank Mutual Corp...................................  33,087    199,515
    Bank of Commerce Holdings..........................     400      2,532
#   Bank of Hawaii Corp................................  34,050  1,946,979
    Bank of Kentucky Financial Corp (The)..............   2,075     71,691
#   Bank of the Ozarks, Inc............................  84,772  2,608,434
    BankFinancial Corp.................................  34,599    353,602
    Banner Corp........................................  47,446  1,909,227
    Bar Harbor Bankshares..............................   6,345    173,219
    BBCN Bancorp, Inc.................................. 137,909  2,071,393
*   BBX Capital Corp. Class A..........................     846     15,296
    BCB Bancorp, Inc...................................   3,171     41,382
*   Bear State Financial, Inc..........................     396      3,318
*   Beneficial Mutual Bancorp, Inc.....................  84,238  1,101,833
    Berkshire Bancorp, Inc.............................     150      1,163
    Berkshire Hills Bancorp, Inc.......................  33,097    799,954
    BGC Partners, Inc. Class A.........................  82,665    647,267
#*  BofI Holding, Inc..................................  26,229  1,956,421
    Boston Private Financial Holdings, Inc............. 191,899  2,394,900
    Bridge Bancorp, Inc................................   2,572     61,471
*   Bridge Capital Holdings............................   5,327    113,625
    Brookline Bancorp, Inc............................. 132,821  1,199,374
    Bryn Mawr Bank Corp................................  27,745    818,477
    C&F Financial Corp.................................     700     23,989
    Calamos Asset Management, Inc. Class A.............  53,574    635,388
#   California First National Bancorp..................   3,097     45,154
#   Camden National Corp...............................  16,469    583,497
*   Capital Bank Financial Corp. Class A...............     810     18,452
#   Capital City Bank Group, Inc.......................  25,122    337,388
*   Capital Properties, Inc. Class A...................     550      5,638
    Capital Southwest Corp.............................  28,352    993,454
    Capitol Federal Financial, Inc..................... 191,743  2,243,393
    Cardinal Financial Corp............................  72,600  1,282,116
*   Cascade Bancorp....................................  63,778    345,677
#   Cash America International, Inc....................  33,597  1,491,371
    Cathay General Bancorp............................. 161,692  4,137,698

                                     1267

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Centerstate Banks, Inc.............................  33,333 $  347,330
    Central Pacific Financial Corp.....................  20,663    369,868
    Century Bancorp, Inc. Class A......................   1,209     42,339
    Chemical Financial Corp............................  43,319  1,195,604
    Chicopee Bancorp, Inc..............................   2,287     37,690
    Citizens Community Bancorp, Inc....................  17,782    156,482
    Citizens Holding Co................................     592     11,284
#*  Citizens, Inc...................................... 114,674    772,903
#   City Holding Co....................................  36,845  1,534,594
#   CKX Lands, Inc.....................................     702     11,874
    Clifton Bancorp, Inc...............................  53,560    662,002
    CNB Financial Corp.................................  12,161    201,021
    CNO Financial Group, Inc........................... 336,171  5,439,247
    CoBiz Financial, Inc...............................  90,061  1,019,491
    Codorus Valley Bancorp, Inc........................   1,657     34,764
#   Cohen & Steers, Inc................................   4,311    178,950
#*  Colonial Financial Services, Inc...................   4,279     52,953
*   Colony Bankcorp, Inc...............................   1,629     10,312
    Columbia Banking System, Inc.......................  71,440  1,821,006
    Commercial National Financial Corp.................     700     14,700
#   Community Bank System, Inc.........................  47,973  1,690,089
    Community Trust Bancorp, Inc.......................  42,011  1,469,965
    Community West Bancshares..........................   1,200      8,388
    ConnectOne Bancorp, Inc............................  37,010    703,190
    Consolidated-Tomoka Land Co........................  13,475    601,255
*   Consumer Portfolio Services, Inc...................  17,488    126,963
*   Cowen Group, Inc. Class A.......................... 226,061    904,244
    Crawford & Co. Class A.............................  62,652    496,204
#   Crawford & Co. Class B.............................  49,714    457,369
*   Credit Acceptance Corp.............................  16,704  1,899,662
#*  Customers Bancorp, Inc.............................   2,720     51,571
#   CVB Financial Corp................................. 121,465  1,857,200
#   Diamond Hill Investment Group, Inc.................   6,604    843,859
    Dime Community Bancshares, Inc.....................  81,469  1,231,811
    Donegal Group, Inc. Class A........................  46,744    704,900
    Donegal Group, Inc. Class B........................     870     19,227
#*  Doral Financial Corp...............................      79        402
    East West Bancorp, Inc.............................   5,189    176,737
*   Eastern Virginia Bankshares, Inc...................     822      5,195
#*  eHealth, Inc.......................................  45,323    938,186
    EMC Insurance Group, Inc...........................  28,550    840,226
    Employers Holdings, Inc............................  54,960  1,170,648
#*  Encore Capital Group, Inc..........................  47,727  2,027,443
    Endurance Specialty Holdings, Ltd..................  63,590  3,363,275
*   Enstar Group, Ltd..................................  15,661  2,161,218
    Enterprise Bancorp, Inc............................   2,244     44,005
    Enterprise Financial Services Corp.................  41,972    732,411
#   ESB Financial Corp.................................   7,246     90,068
    ESSA Bancorp, Inc..................................  29,955    346,579
    Evans Bancorp, Inc.................................   1,635     38,259
#   EverBank Financial Corp............................  26,717    507,623
    Evercore Partners, Inc. Class A....................  35,379  1,930,278
#*  Ezcorp, Inc. Class A...............................  43,184    422,771

                                     1268

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    FBL Financial Group, Inc. Class A..................  40,672 $1,739,948
    Federal Agricultural Mortgage Corp. Class A........   1,115     25,924
    Federal Agricultural Mortgage Corp. Class C........  23,362    681,002
#   Federated Investors, Inc. Class B..................  65,759  1,855,719
    Federated National Holding Co......................  18,868    380,568
    Fidelity Southern Corp.............................  23,497    325,433
    Financial Institutions, Inc........................  26,721    593,206
*   First Acceptance Corp.............................. 124,814    288,320
#   First American Financial Corp...................... 128,060  3,475,548
    First Bancorp, Inc.................................   4,470     73,353
*   First BanCorp.(318672706)..........................  58,332    299,826
    First Bancorp.(318910106)..........................  28,804    463,168
*   First Bancshares, Inc..............................     400      3,200
#   First Bancshares, Inc. (The).......................     300      4,335
    First Busey Corp................................... 149,485    829,642
    First Business Financial Services, Inc.............     700     30,534
*   First Cash Financial Services, Inc.................  34,162  1,927,078
    First Citizens BancShares, Inc. Class A............   1,436    319,295
    First Commonwealth Financial Corp.................. 160,104  1,370,490
    First Community Bancshares, Inc....................  37,579    552,787
    First Connecticut Bancorp, Inc.....................   2,373     35,310
    First Defiance Financial Corp......................  24,297    656,262
    First Federal of Northern Michigan Bancorp, Inc....   2,000     11,320
    First Financial Bancorp............................  87,135  1,423,786
#   First Financial Bankshares, Inc....................  62,558  1,837,954
    First Financial Corp...............................  32,291    990,042
    First Financial Northwest, Inc.....................  33,971    357,375
*   First Financial Service Corp.......................     156        585
    First Horizon National Corp........................ 142,502  1,678,674
    First Interstate Bancsystem, Inc...................  18,736    489,010
*   First Marblehead Corp. (The).......................   4,034     20,493
    First Merchants Corp...............................  71,810  1,431,173
    First Midwest Bancorp, Inc......................... 109,934  1,780,931
    First South Bancorp, Inc...........................  17,129    130,866
*   First United Corp..................................   1,700     14,484
    First West Virginia Bancorp........................     449      8,540
    FirstMerit Corp.................................... 140,178  2,467,133
*   Flagstar Bancorp, Inc..............................  35,714    653,566
    Flushing Financial Corp............................  75,448  1,401,824
#   FNB Corp........................................... 222,243  2,733,589
*   FNF Group..........................................  12,457    337,709
*   FNFV Group.........................................   4,151     67,910
*   Forestar Group, Inc................................  56,619  1,058,775
*   Fortegra Financial Corp............................     329      2,293
    Fox Chase Bancorp, Inc.............................  33,410    561,956
#*  Franklin Financial Corp............................   1,732     34,449
    Fulton Financial Corp.............................. 249,723  2,831,859
#   FXCM, Inc. Class A.................................  37,483    510,518
#   Gain Capital Holdings, Inc.........................  18,627    118,468
    GAMCO Investors, Inc. Class A......................   4,608    353,111
    German American Bancorp, Inc.......................  29,938    773,897
    GFI Group, Inc..................................... 140,472    636,338
#   Glacier Bancorp, Inc...............................  89,278  2,364,081

                                     1269

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Global Indemnity P.L.C.............................  23,251 $  579,647
    Great Southern Bancorp, Inc........................  30,592    953,859
#*  Green Dot Corp. Class A............................  52,699    948,055
#   Greenhill & Co., Inc...............................  28,731  1,315,018
*   Greenlight Capital Re, Ltd. Class A................  39,692  1,284,433
    Griffin Land & Nurseries, Inc......................   3,886    103,406
    Guaranty Bancorp...................................   8,851    115,063
    Guaranty Federal Bancshares, Inc...................   2,922     37,051
*   Hallmark Financial Services, Inc...................  40,943    367,259
    Hampden Bancorp, Inc...............................   7,411    127,654
    Hancock Holding Co.................................  11,264    365,404
    Hanmi Financial Corp...............................  80,861  1,707,784
    Hanover Insurance Group, Inc. (The)................  58,429  3,377,780
    Harleysville Savings Financial Corp................     101      1,717
*   Harris & Harris Group, Inc.........................  78,637    245,347
    Hawthorn Bancshares, Inc...........................   1,808     22,419
#   HCI Group, Inc.....................................  32,112  1,281,269
    Heartland Financial USA, Inc.......................  35,926    856,117
    Heritage Commerce Corp.............................  30,889    247,112
    Heritage Financial Corp............................  42,837    681,537
    Heritage Financial Group, Inc......................  22,052    443,245
    HF Financial Corp..................................   2,659     35,817
    HFF, Inc. Class A..................................  65,757  2,233,108
*   Hilltop Holdings, Inc.............................. 122,727  2,515,903
    Hingham Institution for Savings....................     559     46,162
*   HMN Financial, Inc.................................   2,746     32,760
*   Home Bancorp, Inc..................................   1,082     23,717
    Home BancShares, Inc...............................  84,726  2,546,864
*   HomeTrust Bancshares, Inc..........................     673     10,236
    HopFed Bancorp, Inc................................   7,718     92,925
    Horace Mann Educators Corp.........................  77,779  2,228,368
#   Horizon Bancorp....................................   1,881     40,103
#   Hudson Valley Holding Corp.........................   8,704    151,363
    Iberiabank Corp....................................  51,560  3,382,852
*   ICG Group, Inc.....................................  91,959  1,555,946
*   Imperial Holdings, Inc.............................   1,300      8,866
    Independence Holding Co............................  36,356    454,814
#   Independent Bank Corp.(453836108)..................  40,943  1,494,829
    Independent Bank Corp.(453838609)..................  21,971    290,896
    Independent Bank Group, Inc........................     908     43,593
    Infinity Property & Casualty Corp..................  17,124  1,108,950
    Interactive Brokers Group, Inc. Class A............  75,993  1,748,979
    International Bancshares Corp......................  75,353  1,910,199
    Intervest Bancshares Corp. Class A.................  12,149     96,949
#*  INTL. FCStone, Inc.................................  33,417    654,973
*   Investment Technology Group, Inc...................  50,219    918,506
    Investors Bancorp, Inc............................. 415,530  4,300,735
    Investors Title Co.................................   1,371     94,722
#   Janus Capital Group, Inc........................... 211,524  2,409,258
    JMP Group, Inc.....................................  42,890    289,079
#*  KCG Holdings, Inc. Class A.........................   6,196     70,758
#*  Kearny Financial Corp..............................  60,876    917,401
    Kemper Corp........................................  74,068  2,563,493

                                     1270

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Kennedy-Wilson Holdings, Inc.......................  27,787 $  650,216
    Kentucky First Federal Bancorp.....................   3,402     29,189
#*  Ladenburg Thalmann Financial Services, Inc.........  34,417    107,725
    Lake Shore Bancorp, Inc............................     338      4,174
    Lakeland Bancorp, Inc..............................  73,196    734,888
    Lakeland Financial Corp............................  40,295  1,466,335
    Landmark Bancorp, Inc..............................   2,460     52,078
    Life Partners Holdings, Inc........................  10,604     21,738
    LNB Bancorp, Inc...................................  12,718    154,015
    Louisiana Bancorp, Inc.............................   8,396    165,149
    Macatawa Bank Corp.................................  53,889    253,278
*   Magyar Bancorp, Inc................................     809      6,250
#   Maiden Holdings, Ltd...............................  83,288    956,146
    MainSource Financial Group, Inc....................  45,181    737,806
    Manning & Napier, Inc..............................   6,306    108,148
    MarketAxess Holdings, Inc..........................  48,452  2,724,456
    Marlin Business Services Corp......................  30,089    553,638
    MB Financial, Inc..................................  80,691  2,173,816
*   MBIA, Inc.......................................... 231,487  2,217,645
*   MBT Financial Corp.................................  30,233    154,188
#   MCG Capital Corp................................... 171,277    679,970
#   Meadowbrook Insurance Group, Inc...................  83,337    502,522
    Medallion Financial Corp...........................  44,491    495,630
#   Mercantile Bank Corp...............................  12,831    245,329
    Merchants Bancshares, Inc..........................  14,947    434,360
    Mercury General Corp...............................  17,738    873,064
#*  Meridian Bancorp, Inc..............................  83,748    909,498
    Meta Financial Group, Inc..........................   3,461    127,365
*   Metro Bancorp, Inc.................................  33,582    770,707
#*  MGIC Investment Corp............................... 216,764  1,601,886
    MicroFinancial, Inc................................  17,150    131,026
    Mid Penn Bancorp, Inc..............................     531      8,400
#   MidSouth Bancorp, Inc..............................  18,736    365,352
    MidWestOne Financial Group, Inc....................   4,319    101,497
#   Montpelier Re Holdings, Ltd........................  85,084  2,512,531
    MutualFirst Financial, Inc.........................   5,459    104,977
    National Interstate Corp...........................  37,753  1,022,729
    National Penn Bancshares, Inc...................... 221,181  2,278,164
#   National Security Group, Inc. (The)................   1,000     12,040
    National Western Life Insurance Co. Class A........   1,800    433,800
*   Naugatuck Valley Financial Corp....................      99        782
*   Navigators Group, Inc. (The).......................  20,522  1,247,738
    NBT Bancorp, Inc...................................  50,143  1,171,842
    Nelnet, Inc. Class A...............................  59,149  2,438,713
#   New Hampshire Thrift Bancshares, Inc...............   2,734     41,010
*   NewBridge Bancorp..................................  19,281    144,415
*   NewStar Financial, Inc............................. 112,087  1,269,946
*   North Valley Bancorp...............................   1,279     26,910
    Northeast Bancorp..................................      38        353
    Northeast Community Bancorp, Inc...................  35,308    246,097
    Northfield Bancorp, Inc............................  78,040    995,790
    Northrim BanCorp, Inc..............................   6,560    160,720
    Northwest Bancshares, Inc.......................... 164,679  2,042,020

                                     1271

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Norwood Financial Corp.............................     633 $   18,414
#   Ocean Shore Holding Co.............................     205      2,989
    OceanFirst Financial Corp..........................  42,221    671,736
    OFG Bancorp........................................  98,717  1,575,523
    Ohio Valley Banc Corp..............................     600     13,644
    Old Line Bancshares, Inc...........................     391      5,478
    Old National Bancorp............................... 146,514  1,960,357
*   Old Second Bancorp, Inc............................   7,253     35,105
    OmniAmerican Bancorp, Inc..........................  21,817    539,098
    OneBeacon Insurance Group, Ltd. Class A............  39,102    578,710
    Oppenheimer Holdings, Inc. Class A.................   9,841    224,572
    Oritani Financial Corp.............................  82,720  1,224,256
    Pacific Continental Corp...........................  40,744    547,599
*   Pacific Mercantile Bancorp.........................  22,505    157,985
*   Pacific Premier Bancorp, Inc.......................   4,271     61,075
    PacWest Bancorp.................................... 131,887  5,495,731
    Park National Corp.................................  15,289  1,151,873
    Park Sterling Corp.................................  45,291    310,696
*   Patriot National Bancorp, Inc......................     498      1,001
#   Peapack Gladstone Financial Corp...................  15,060    278,610
#   Penns Woods Bancorp, Inc...........................   3,062    131,390
    Peoples Bancorp of North Carolina, Inc.............     986     16,200
    Peoples Bancorp, Inc...............................  23,072    538,270
#*  PHH Corp...........................................  81,330  1,899,055
*   Phoenix Cos., Inc. (The)...........................  11,042    611,837
*   PICO Holdings, Inc.................................  53,832  1,192,379
    Pinnacle Financial Partners, Inc...................  76,811  2,842,007
#*  Piper Jaffray Cos..................................  17,595    907,902
    Platinum Underwriters Holdings, Ltd................  54,370  3,186,082
*   Popular, Inc.......................................  28,827    919,581
*   Porter Bancorp, Inc................................     868        851
#*  Portfolio Recovery Associates, Inc.................  56,103  3,307,833
*   Preferred Bank.....................................   6,676    148,140
    Premier Financial Bancorp, Inc.....................   7,690    120,272
    Primerica, Inc.....................................  80,041  3,688,289
    Primus Guaranty, Ltd...............................  37,536     66,439
    PrivateBancorp, Inc................................  96,054  2,766,355
    ProAssurance Corp..................................  10,404    453,927
    Prosperity Bancshares, Inc.........................  20,321  1,181,260
    Provident Financial Holdings, Inc..................   6,455     91,984
    Provident Financial Services, Inc..................  81,539  1,362,517
    Prudential Bancorp, Inc............................   1,605     18,618
#   Pulaski Financial Corp.............................  12,796    144,211
#   Pzena Investment Management, Inc. Class A..........  12,169    126,679
    QC Holdings, Inc...................................  25,220     64,311
#   Radian Group, Inc.................................. 324,032  4,102,245
#   RCS Capital Corp. Class A..........................     488     10,063
    Renasant Corp......................................  58,671  1,666,256
#   Republic Bancorp, Inc. Class A.....................  38,176    887,974
*   Republic First Bancorp, Inc........................  14,584     64,170
    Resource America, Inc. Class A.....................  39,592    372,957
*   Riverview Bancorp, Inc.............................   8,195     31,305
#   RLI Corp...........................................  58,368  2,494,648

                                     1272

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   8,910 $   18,087
    S&T Bancorp, Inc...................................  61,185  1,488,631
#*  Safeguard Scientifics, Inc.........................  49,475    982,079
    Safety Insurance Group, Inc........................  30,678  1,534,207
    Salisbury Bancorp, Inc.............................     276      7,623
    Sandy Spring Bancorp, Inc..........................  56,056  1,312,271
*   Seacoast Banking Corp. of Florida..................  10,435    108,002
*   Security National Financial Corp. Class A..........   2,872     12,522
*   Select Bancorp, Inc................................   1,478      9,977
    Selective Insurance Group, Inc.....................  77,245  1,721,791
*   Shore Bancshares, Inc..............................   6,047     53,516
    SI Financial Group, Inc............................  35,633    385,905
*   Siebert Financial Corp.............................   7,500     20,063
    Sierra Bancorp.....................................  26,723    422,223
    Simmons First National Corp. Class A...............  41,182  1,632,043
    Simplicity Bancorp, Inc............................  22,451    363,706
    South State Corp...................................  46,032  2,674,920
*   Southcoast Financial Corp..........................      82        564
o   Southern Community Financial Corp..................  39,963     36,994
*   Southern First Bancshares, Inc.....................   2,435     34,212
    Southern Missouri Bancorp, Inc.....................     400     14,300
#   Southern National Bancorp of Virginia, Inc.........     342      3,677
#   Southside Bancshares, Inc..........................  49,755  1,458,319
    Southwest Bancorp, Inc.............................  39,688    611,989
    Southwest Georgia Financial Corp...................   1,439     21,304
#*  St Joe Co. (The)...................................  67,832  1,549,283
    StanCorp Financial Group, Inc......................  59,107  3,566,516
    State Auto Financial Corp..........................  38,319    808,914
    Sterling Bancorp................................... 153,794  1,830,149
    Stewart Information Services Corp..................  44,354  1,307,112
*   Stifel Financial Corp..............................  65,436  2,996,314
    Stock Yards Bancorp, Inc...........................  29,595    866,246
*   Stratus Properties, Inc............................  14,485    225,966
*   Suffolk Bancorp....................................  18,930    383,333
    Summit State Bank..................................     800     10,072
#*  Sun Bancorp, Inc...................................  63,790    239,850
    Susquehanna Bancshares, Inc........................ 262,393  2,671,161
    Sussex Bancorp.....................................   1,111     10,443
*   SWS Group, Inc.....................................  19,920    142,627
    Symetra Financial Corp............................. 111,689  2,546,509
    Synovus Financial Corp.............................  47,535  1,119,449
*   Taylor Capital Group, Inc..........................  42,994    916,632
    TCF Financial Corp................................. 239,281  3,783,033
*   Tejon Ranch Co.....................................  36,954  1,056,884
    Territorial Bancorp, Inc...........................  18,158    364,976
#*  Texas Capital Bancshares, Inc......................  42,200  2,196,510
    TF Financial Corp..................................     840     35,473
    Timberland Bancorp, Inc............................   8,251     84,738
    Tompkins Financial Corp............................  26,611  1,183,657
#   Tower Group International, Ltd.....................   4,590      9,869
#   TowneBank..........................................  46,708    690,344
#*  Tree.com, Inc......................................  16,526    421,744
#   Trico Bancshares...................................  33,546    750,424

                                     1273

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
#   TrustCo Bank Corp.................................. 211,333 $  1,392,684
    Trustmark Corp.....................................  95,660    2,203,050
#   UMB Financial Corp.................................  43,855    2,483,509
    Umpqua Holdings Corp............................... 179,522    3,037,512
*   Unico American Corp................................   4,300       54,051
    Union Bankshares Corp..............................  93,357    2,229,365
    United Bancshares, Inc.............................     110        1,634
#   United Bankshares, Inc.............................  92,627    2,971,474
    United Community Banks, Inc........................  73,876    1,222,648
#   United Community Financial Corp....................   8,561       36,812
    United Financial Bancorp, Inc...................... 147,770    1,873,724
    United Fire Group, Inc.............................  35,030      989,948
*   United Security Bancshares.........................  42,134      246,485
    Unity Bancorp, Inc.................................   5,784       52,056
#   Universal Insurance Holdings, Inc..................  95,055    1,146,363
    Univest Corp. of Pennsylvania......................  31,754      600,786
    Validus Holdings, Ltd..............................   8,280      302,468
    ViewPoint Financial Group, Inc.....................  85,389    2,146,679
    Virtus Investment Partners, Inc....................  11,398    2,337,160
    VSB Bancorp, Inc...................................     478        5,526
*   Walker & Dunlop, Inc...............................  23,223      316,994
    Washington Federal, Inc............................ 150,620    3,156,995
#   Washington Trust Bancorp, Inc......................  37,010    1,273,144
#   Waterstone Financial, Inc..........................  82,974      915,203
    Wayne Savings Bancshares, Inc......................     132        1,658
    Webster Financial Corp............................. 144,207    4,134,415
    WesBanco, Inc......................................  63,066    1,884,412
    West Bancorporation, Inc...........................  41,614      605,900
#   Westamerica Bancorporation.........................  28,782    1,376,355
*   Western Alliance Bancorp........................... 158,880    3,638,352
    Westfield Financial, Inc...........................  60,164      434,384
    Westwood Holdings Group, Inc.......................  14,454      777,770
    Wilshire Bancorp, Inc.............................. 187,313    1,764,488
    Wintrust Financial Corp............................  61,286    2,839,380
#*  World Acceptance Corp..............................  21,517    1,744,598
    WSFS Financial Corp................................   4,870      348,643
    WVS Financial Corp.................................     700        7,644
*   Yadkin Financial Corp..............................   2,943       54,622
*   ZipRealty, Inc.....................................  37,056      249,387
                                                                ------------
Total Financials.......................................          379,789,246
                                                                ------------
Health Care -- (7.6%)
#   Abaxis, Inc........................................  20,277      961,333
#*  Acadia Healthcare Co., Inc.........................  26,199    1,248,644
#*  Accuray, Inc....................................... 104,641      823,525
#*  Achillion Pharmaceuticals, Inc.....................  23,259      159,324
#*  Acorda Therapeutics, Inc...........................  28,629      837,971
#*  Adcare Health Systems, Inc.........................   1,300        6,123
*   Addus HomeCare Corp................................  17,015      376,712
*   Affymetrix, Inc.................................... 186,852    1,606,927
#*  Air Methods Corp...................................  68,832    3,458,808
#*  Akorn, Inc.........................................  55,061    1,868,220
#*  Albany Molecular Research, Inc.....................  84,130    1,601,835

                                     1274

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#*  Alere, Inc.........................................  47,991 $1,919,640
*   Align Technology, Inc..............................  22,750  1,233,277
*   Alkermes P.L.C.....................................  67,005  2,865,134
*   Alliance HealthCare Services, Inc..................   9,609    274,337
*   Allied Healthcare Products, Inc....................   1,200      2,472
*   Allscripts Healthcare Solutions, Inc............... 167,649  2,668,972
*   Almost Family, Inc.................................  16,204    379,822
#*  Alnylam Pharmaceuticals, Inc.......................   7,532    407,105
*   Alphatec Holdings, Inc............................. 138,871    194,419
#*  AMAG Pharmaceuticals, Inc..........................  18,629    355,628
#*  Amedisys, Inc......................................  64,588  1,303,386
*   American Shared Hospital Services..................   2,300      6,658
*   AMN Healthcare Services, Inc.......................  86,819  1,137,329
*   Amsurg Corp........................................  43,508  2,077,942
#*  Anacor Pharmaceuticals, Inc........................   2,760     45,954
    Analogic Corp......................................  15,460  1,111,729
*   AngioDynamics, Inc.................................  56,468    824,433
*   Anika Therapeutics, Inc............................  38,035  1,599,752
*   Arqule, Inc........................................   6,727      9,149
*   Arrhythmia Research Technology, Inc................   6,700     45,091
*   AtriCure, Inc......................................   1,401     23,074
    Atrion Corp........................................   3,399    955,119
#*  Auxilium Pharmaceuticals, Inc......................  21,334    427,107
#*  Baxano Surgical, Inc...............................  35,116     18,611
#*  Bio-Reference Laboratories, Inc....................  30,365    953,157
#*  BioScrip, Inc...................................... 171,091  1,281,472
*   Biota Pharmaceuticals, Inc.........................   7,449     23,911
*   BioTelemetry, Inc..................................  58,535    421,452
#*  Bovie Medical Corp.................................  26,877    102,939
*   Brookdale Senior Living, Inc.......................  22,824    790,843
*   Cambrex Corp.......................................  72,842  1,534,781
    Cantel Medical Corp................................  83,217  2,790,266
*   Capital Senior Living Corp.........................  75,382  1,857,412
#*  CAS Medical Systems, Inc...........................   2,682      5,069
#*  Celldex Therapeutics, Inc..........................  67,381    882,017
*   Centene Corp.......................................  23,191  1,671,839
#*  Cepheid............................................   7,700    289,828
*   Charles River Laboratories International, Inc......  70,800  3,838,068
#   Chemed Corp........................................  23,330  2,376,160
*   Chindex International, Inc.........................   4,479    104,853
*   Community Health Systems, Inc......................     963     45,935
#   Computer Programs & Systems, Inc...................  20,294  1,335,751
    CONMED Corp........................................  45,317  1,767,363
o   Contra Furiex Pharmaceuticals......................   8,889     86,845
*   Corvel Corp........................................  44,234  1,781,745
*   Cross Country Healthcare, Inc......................  50,429    362,584
    CryoLife, Inc......................................  75,867    747,290
*   Cubist Pharmaceuticals, Inc........................  13,789    839,750
#*  Cumberland Pharmaceuticals, Inc....................  43,160    200,262
*   Cutera, Inc........................................  35,410    348,788
#*  Cyberonics, Inc....................................  27,950  1,662,186
*   Cynosure, Inc. Class A.............................  47,244  1,074,329
    Daxor Corp.........................................   3,400     23,868

                                     1275

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#*  Depomed, Inc.......................................  18,828 $  187,339
    Digirad Corp.......................................  38,425    126,802
#*  Emergent Biosolutions, Inc.........................  55,196  1,214,312
    Ensign Group, Inc. (The)...........................  37,116  1,222,230
*   Enzo Biochem, Inc..................................  71,883    345,038
#   Enzon Pharmaceuticals, Inc.........................  94,337    100,941
*   Exactech, Inc......................................  29,065    660,938
#*  ExamWorks Group, Inc...............................  36,009  1,270,758
*   Five Star Quality Care, Inc........................  77,443    353,914
*   Gentiva Health Services, Inc.......................  78,104  1,413,682
*   Globus Medical, Inc. Class A.......................  47,062  1,049,483
*   Greatbatch, Inc....................................  61,421  3,040,954
#*  GTx, Inc...........................................   1,899      2,298
#*  Haemonetics Corp...................................  50,318  1,789,811
*   Hanger, Inc........................................  44,689  1,414,407
#*  Harvard Apparatus Regenerative Technology, Inc.....  17,118    125,646
*   Harvard Bioscience, Inc............................  68,472    316,341
*   Health Net, Inc....................................  96,107  3,958,647
    HealthSouth Corp...................................  17,975    688,982
#*  HealthStream, Inc..................................  59,755  1,491,485
#*  Healthways, Inc....................................  87,189  1,507,498
#   Hill-Rom Holdings, Inc.............................  62,796  2,474,162
#*  HMS Holdings Corp..................................  25,746    473,984
#*  Horizon Pharma, Inc................................   3,626     30,821
*   ICU Medical, Inc...................................  20,292  1,182,009
#*  Idera Pharmaceuticals, Inc.........................  44,271    112,006
#*  Impax Laboratories, Inc............................  79,416  1,857,540
*   Incyte Corp........................................  26,793  1,274,543
#*  Infinity Pharmaceuticals, Inc......................  30,717    279,217
#*  Insys Therapeutics, Inc............................  17,000    459,510
#*  Integra LifeSciences Holdings Corp.................  33,575  1,592,126
    Invacare Corp......................................  58,743    879,383
#*  IPC The Hospitalist Co., Inc.......................  13,010    639,832
*   Iridex Corp........................................   4,666     35,975
#*  Isis Pharmaceuticals, Inc..........................   5,421    167,997
    Kewaunee Scientific Corp...........................   2,000     36,040
    Kindred Healthcare, Inc............................ 105,628  2,524,509
#   Landauer, Inc......................................  15,465    667,315
#*  Lannett Co., Inc...................................  69,926  2,350,213
    LeMaitre Vascular, Inc.............................  33,988    274,963
*   LHC Group, Inc.....................................  30,542    717,126
*   LifePoint Hospitals, Inc...........................  23,747  1,703,135
#*  Ligand Pharmaceuticals, Inc. Class B...............  27,605  1,357,338
#*  Luminex Corp.......................................  11,103    202,075
*   Magellan Health, Inc...............................  41,048  2,364,365
#*  Masimo Corp........................................  37,662    906,901
#*  Mast Therapeutics, Inc.............................  12,782      7,350
*   MedAssets, Inc.....................................  57,869  1,229,138
o*  MedCath Corp.......................................  41,900         --
*   Medical Action Industries, Inc.....................  37,122    512,284
*   Medicines Co. (The)................................  98,973  2,312,999
*   MediciNova, Inc....................................  10,669     21,338
#*  Medidata Solutions, Inc............................  37,245  1,670,066

                                     1276

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#   Meridian Bioscience, Inc...........................  10,343 $  203,860
*   Merit Medical Systems, Inc.........................  67,687    869,101
*   Misonix, Inc.......................................   1,809     12,066
#*  Molina Healthcare, Inc.............................  68,436  2,795,611
#*  Momenta Pharmaceuticals, Inc.......................   3,105     33,037
#*  MWI Veterinary Supply, Inc.........................  14,870  2,100,536
#*  Myriad Genetics, Inc...............................  58,920  2,127,012
#*  Nanosphere, Inc....................................  12,478     18,967
#   National Healthcare Corp...........................  22,690  1,247,042
#*  National Research Corp. Class A....................  35,889    474,094
#*  National Research Corp. Class B....................   5,881    235,887
*   Natus Medical, Inc.................................  81,179  2,335,520
*   Neogen Corp........................................  29,435  1,285,132
#*  NuVasive, Inc......................................  52,223  1,952,096
*   Omnicell, Inc......................................  93,919  2,573,381
#*  Opko Health, Inc................................... 219,971  1,940,144
*   OraSure Technologies, Inc..........................  59,769    491,899
*   Orthofix International NV..........................  13,336    440,888
#   Owens & Minor, Inc.................................  62,468  2,067,066
#*  Pacific Biosciences of California, Inc.............  24,966    114,095
*   Pain Therapeutics, Inc.............................  18,903     79,582
#*  PAREXEL International Corp.........................  71,310  3,819,364
*   PDI, Inc...........................................  33,451    122,765
#   PDL BioPharma, Inc................................. 150,411  1,410,855
*   Pernix Therapeutics Holdings, Inc..................   8,174     61,387
*   PharMerica Corp....................................  59,287  1,600,156
#*  PhotoMedex, Inc....................................   9,306    100,412
#   Pozen, Inc.........................................  68,619    496,802
*   Prestige Brands Holdings, Inc...................... 110,081  3,390,495
#*  Progenics Pharmaceuticals, Inc.....................  37,511    179,303
#*  ProPhase Labs, Inc.................................  28,021     43,433
*   Providence Service Corp. (The).....................  33,131  1,312,319
#*  pSivida Corp.......................................  13,075     58,314
#   Quality Systems, Inc...............................  15,580    241,646
#   Questcor Pharmaceuticals, Inc......................  32,626  2,935,361
#*  Quidel Corp........................................  57,258  1,366,748
*   RadNet, Inc........................................  72,814    372,080
*   Receptos, Inc......................................   1,133     46,917
#*  Repligen Corp......................................  80,227  1,682,360
#*  Rigel Pharmaceuticals, Inc.........................  63,954    209,130
*   RTI Surgical, Inc.................................. 134,982    616,868
#*  Sagent Pharmaceuticals, Inc........................   4,423    112,698
#*  Sangamo Biosciences, Inc...........................   5,435     64,568
#*  Sciclone Pharmaceuticals, Inc...................... 141,394    681,519
    Select Medical Holdings Corp....................... 106,501  1,655,026
*   Skilled Healthcare Group, Inc. Class A.............  35,657    212,159
    Span-America Medical Systems, Inc..................   5,507    107,386
*   Special Diversified Opportunities, Inc.............  28,100     34,844
#*  Spectranetics Corp. (The)..........................  12,117    310,801
#*  Spectrum Pharmaceuticals, Inc......................  68,193    480,079
#*  Staar Surgical Co..................................  22,551    290,231
    STERIS Corp........................................  61,168  3,112,228
#*  Sucampo Pharmaceuticals, Inc. Class A..............  30,130    177,767

                                     1277

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   SunLink Health Systems, Inc........................   2,957 $      3,519
#*  SurModics, Inc.....................................  42,438      805,898
*   Symmetry Medical, Inc..............................  86,602      762,964
*   Targacept, Inc.....................................  16,973       47,355
*   Team Health Holdings, Inc..........................  30,007    1,696,896
*   Thoratec Corp......................................  66,625    2,165,312
*   Tornier NV.........................................  25,844      535,746
#   Transcept Pharmaceuticals, Inc.....................  32,113       71,933
*   Triple-S Management Corp. Class B..................  34,722      599,996
    Universal American Corp............................ 123,996      984,528
    US Physical Therapy, Inc...........................  29,093    1,016,509
#   Utah Medical Products, Inc.........................   8,858      460,705
*   Vascular Solutions, Inc............................  36,394      897,840
*   VCA, Inc...........................................  94,753    3,533,339
#*  Vical, Inc.........................................  19,339       25,334
*   WellCare Health Plans, Inc.........................  34,000    2,120,920
    West Pharmaceutical Services, Inc..................  57,166    2,329,514
#*  Wright Medical Group, Inc..........................  50,337    1,551,386
#*  XenoPort, Inc......................................   5,806       24,908
                                                                ------------
Total Health Care......................................          184,971,730
                                                                ------------
Industrials -- (14.4%)
#   AAON, Inc.......................................... 102,101    2,003,212
    AAR Corp...........................................  61,984    1,667,370
    ABM Industries, Inc................................  63,860    1,571,595
#   Acacia Research Corp...............................  40,041      683,099
*   ACCO Brands Corp...................................  69,372      459,243
*   Accuride Corp......................................  33,157      165,785
    Aceto Corp.........................................  70,011    1,173,384
    Acme United Corp...................................   9,349      158,933
    Actuant Corp. Class A..............................  64,664    2,087,354
#*  Adept Technology, Inc..............................  19,544      177,850
#*  Advisory Board Co. (The)...........................  38,826    1,946,736
*   Aegion Corp........................................  73,517    1,684,274
#*  AeroCentury Corp...................................   1,795       28,343
*   Aerovironment, Inc.................................  56,051    1,765,046
*   Air Transport Services Group, Inc.................. 123,338      946,002
    Alamo Group, Inc...................................  27,291    1,297,141
    Alaska Air Group, Inc..............................  71,514    3,144,471
    Albany International Corp. Class A.................  37,319    1,337,513
    Allegiant Travel Co................................  21,587    2,542,085
    Alliant Techsystems, Inc...........................   9,545    1,240,182
o   Allied Defense Group, Inc..........................   2,975          238
    Allied Motion Technologies, Inc....................   3,693       44,981
    Altra Industrial Motion Corp.......................  65,956    2,067,721
    AMERCO.............................................  25,259    6,647,158
#*  Ameresco, Inc. Class A.............................  36,941      277,796
#   American Railcar Industries, Inc...................  53,313    3,647,675
    American Science & Engineering, Inc................  14,837      931,764
#*  American Superconductor Corp.......................  47,654       94,831
*   American Woodmark Corp.............................  32,851      965,819
*   AMREP Corp.........................................  14,154       80,961
    AO Smith Corp......................................  19,500      910,650

                                     1278

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Apogee Enterprises, Inc............................  71,177 $2,309,694
    Applied Industrial Technologies, Inc...............  67,440  3,268,142
*   ARC Document Solutions, Inc........................  78,737    429,117
    ArcBest Corp.......................................  53,407  1,694,604
    Argan, Inc.........................................  28,276    958,556
*   Arotech Corp.......................................  20,131     66,634
    Astec Industries, Inc..............................  26,906  1,045,836
*   Astronics Corp.....................................  24,715  1,433,470
#*  Astronics Corp. Class B............................   4,827    278,614
#*  Atlas Air Worldwide Holdings, Inc..................  31,014  1,061,299
*   Avalon Holdings Corp. Class A......................   1,400      5,740
*   Avis Budget Group, Inc............................. 130,275  7,320,152
#   AZZ, Inc...........................................  40,042  1,747,433
#   Baltic Trading, Ltd................................  43,215    219,964
    Barnes Group, Inc..................................  64,800  2,219,400
    Barrett Business Services, Inc.....................  23,882  1,363,185
*   Beacon Roofing Supply, Inc.........................  53,562  1,480,454
*   Blount International, Inc.......................... 105,251  1,374,578
#*  BlueLinx Holdings, Inc.............................  74,358     85,512
    Brady Corp. Class A................................  40,712  1,064,619
*   Breeze-Eastern Corp................................  18,372    193,090
#   Briggs & Stratton Corp.............................  74,685  1,368,976
#   Brink's Co. (The)..................................  35,143    943,238
#*  Builders FirstSource, Inc..........................  41,827    248,452
*   CAI International, Inc.............................  46,486    887,418
*   Casella Waste Systems, Inc. Class A................  36,688    173,167
#*  CBIZ, Inc.......................................... 114,558    934,793
    CDI Corp...........................................  42,663    591,736
    Ceco Environmental Corp............................  47,101    639,632
    Celadon Group, Inc.................................  55,816  1,185,532
#*  Cenveo, Inc........................................   6,574     22,154
#*  Chart Industries, Inc..............................  32,460  2,468,583
    Chicago Rivet & Machine Co.........................     700     23,576
    CIRCOR International, Inc..........................  31,416  2,257,868
*   Colfax Corp........................................  27,255  1,716,247
    Columbus McKinnon Corp.............................  44,708  1,039,461
    Comfort Systems USA, Inc...........................  83,240  1,240,276
*   Command Security Corp..............................  21,112     40,324
#*  Commercial Vehicle Group, Inc......................  51,494    471,685
    Compx International, Inc...........................   2,107     22,155
#   Con-way, Inc.......................................  53,472  2,638,843
    Corporate Executive Board Co. (The)................  33,037  2,050,607
    Courier Corp.......................................  26,492    345,721
#   Covanta Holding Corp...............................  39,725    811,184
*   Covenant Transportation Group, Inc. Class A........  27,300    324,597
#*  CPI Aerostructures, Inc............................  17,295    204,946
*   CRA International, Inc.............................  22,109    527,963
    Cubic Corp.........................................  30,064  1,318,607
    Curtiss-Wright Corp................................  61,113  3,881,287
    Deluxe Corp........................................  56,518  3,109,055
#*  DigitalGlobe, Inc..................................  85,603  2,238,518
    Douglas Dynamics, Inc..............................  49,881    833,013
*   Ducommun, Inc......................................  25,784    712,928

                                     1279

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   DXP Enterprises, Inc...............................  31,485 $2,236,380
*   Dycom Industries, Inc..............................  72,056  2,026,215
    Dynamic Materials Corp.............................  31,095    636,826
#*  Eagle Bulk Shipping, Inc...........................   1,851      3,202
    Eastern Co. (The)..................................   8,993    145,327
#*  Echo Global Logistics, Inc.........................  39,007    858,544
    Ecology and Environment, Inc. Class A..............     920      9,531
    EMCOR Group, Inc...................................  52,749  2,159,017
    Encore Wire Corp...................................  41,411  1,736,777
#*  Energy Recovery, Inc...............................  67,143    300,801
#   EnerSys............................................  63,999  4,059,457
*   Engility Holdings, Inc.............................  13,077    451,941
    Ennis, Inc.........................................  58,799    833,770
#*  EnPro Industries, Inc..............................  41,842  2,862,830
    EnviroStar, Inc....................................     837      2,084
#*  Erickson, Inc......................................     700     10,241
    ESCO Technologies, Inc.............................  28,246    947,653
    Espey Manufacturing & Electronics Corp.............   5,593    137,448
*   Esterline Technologies Corp........................  48,126  5,224,077
    Exelis, Inc........................................  55,832    940,211
    Exponent, Inc......................................  20,601  1,464,319
    Federal Signal Corp................................ 148,867  2,152,617
    Forward Air Corp...................................  28,749  1,287,093
*   Franklin Covey Co..................................  41,060    774,392
    Franklin Electric Co., Inc.........................  54,893  2,011,828
    FreightCar America, Inc............................  27,558    594,702
*   FTI Consulting, Inc................................  57,653  2,130,855
#*  Fuel Tech, Inc.....................................  44,787    225,279
#*  FuelCell Energy, Inc...............................  89,931    223,029
*   Furmanite Corp.....................................  93,607    856,504
    G&K Services, Inc. Class A.........................  28,905  1,390,041
    GATX Corp..........................................  49,628  3,076,936
*   Gencor Industries, Inc.............................  10,941    117,944
#*  GenCorp, Inc.......................................  97,290  1,726,897
#*  Generac Holdings, Inc..............................  47,280  2,051,952
    General Cable Corp.................................  62,794  1,395,911
*   Gibraltar Industries, Inc..........................  66,899    982,746
#   Global Power Equipment Group, Inc..................  29,561    486,870
#*  Goldfield Corp. (The)..............................  48,469     76,096
#   Gorman-Rupp Co. (The)..............................  35,697  1,034,499
*   GP Strategies Corp.................................  44,418  1,208,614
#*  GrafTech International, Ltd........................  54,395    456,918
    Graham Corp........................................  19,937    601,300
    Granite Construction, Inc..........................  48,160  1,567,608
*   Great Lakes Dredge & Dock Corp..................... 146,186  1,055,463
#   Greenbrier Cos., Inc. (The)........................  60,056  3,870,609
    Griffon Corp.......................................  91,355    983,893
*   H&E Equipment Services, Inc........................  78,528  2,841,143
    Hardinge, Inc......................................  26,007    310,263
    Harsco Corp........................................  67,484  1,705,321
#*  Hawaiian Holdings, Inc............................. 137,064  1,909,301
#   Healthcare Services Group, Inc.....................  42,258  1,104,624
#   Heartland Express, Inc.............................  99,376  2,230,991

                                     1280

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   HEICO Corp.........................................  24,786 $1,218,480
    HEICO Corp. Class A................................  53,676  2,163,680
    Heidrick & Struggles International, Inc............  39,264    733,059
    Herman Miller, Inc.................................  63,692  1,862,354
*   Hexcel Corp........................................   9,359    348,623
*   Hill International, Inc............................  89,925    432,539
    Hillenbrand, Inc...................................  48,188  1,448,049
    HNI Corp...........................................  42,083  1,487,213
    Houston Wire & Cable Co............................  38,515    462,565
*   Hub Group, Inc. Class A............................  35,854  1,655,738
*   Hudson Global, Inc.................................  58,536    225,364
    Huntington Ingalls Industries, Inc.................  32,035  2,912,622
    Hurco Cos., Inc....................................  16,988    545,485
*   Huron Consulting Group, Inc........................  28,610  1,729,188
    Hyster-Yale Materials Handling, Inc................  17,600  1,409,760
*   ICF International, Inc.............................  44,438  1,536,222
#*  InnerWorkings, Inc.................................  67,880    553,222
#*  Innovative Solutions & Support, Inc................  39,691    236,161
    Insperity, Inc.....................................  27,662    882,694
    Insteel Industries, Inc............................  33,274    610,578
*   Integrated Electrical Services, Inc................  20,428    130,126
    Interface, Inc..................................... 122,955  1,948,837
#   International Shipholding Corp.....................  16,019    339,603
#   Intersections, Inc.................................  36,166    133,453
#*  JetBlue Airways Corp............................... 324,746  3,481,277
    John Bean Technologies Corp........................  62,171  1,619,555
    Kadant, Inc........................................  23,091    880,691
    Kaman Corp.........................................  36,740  1,469,967
    Kelly Services, Inc. Class A.......................  55,397    883,028
*   Key Technology, Inc................................  12,633    164,734
#*  KEYW Holding Corp. (The)...........................   4,612     60,417
    Kforce, Inc........................................  80,120  1,593,587
    Kimball International, Inc. Class B................  69,489  1,095,842
#   Knight Transportation, Inc.........................  92,364  2,213,041
    Knightsbridge Tankers, Ltd.........................  74,822    852,971
    Knoll, Inc.........................................  47,423    797,181
*   Korn/Ferry International...........................  66,149  1,946,104
#*  Kratos Defense & Security Solutions, Inc...........  80,122    584,891
#   Landstar System, Inc...............................  27,292  1,804,820
*   Lawson Products, Inc...............................  19,640    371,196
#*  Layne Christensen Co...............................  39,647    430,170
    LB Foster Co. Class A..............................  18,795    876,787
#   Lindsay Corp.......................................  14,054  1,137,671
#*  LMI Aerospace, Inc.................................  27,787    363,732
    LS Starrett Co. (The) Class A......................   7,065    105,551
    LSI Industries, Inc................................  53,007    378,470
*   Lydall, Inc........................................  40,300  1,016,769
*   Magnetek, Inc......................................   2,610     65,850
#   Manitowoc Co., Inc. (The).......................... 108,200  2,873,792
    Marten Transport, Ltd..............................  79,047  1,599,911
#*  MasTec, Inc........................................  95,280  2,590,663
    Matson, Inc........................................  36,714    989,442
    McGrath RentCorp...................................  31,476  1,087,496

                                     1281

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Meritor, Inc....................................... 211,452 $2,657,952
#*  Metalico, Inc......................................  74,863    111,546
*   Mfri, Inc..........................................  15,568    171,404
*   Middleby Corp. (The)...............................  49,527  3,608,537
    Miller Industries, Inc.............................  27,120    520,433
*   Mistras Group, Inc.................................  35,062    740,509
    Mobile Mini, Inc...................................  63,983  2,415,998
*   Moog, Inc. Class A.................................  29,290  1,933,726
*   Moog, Inc. Class B.................................     488     32,801
    MSA Safety, Inc....................................  39,512  2,045,931
    Mueller Industries, Inc............................  86,394  2,404,345
    Mueller Water Products, Inc. Class A............... 218,949  1,696,855
    Multi-Color Corp...................................  32,495  1,279,328
*   MYR Group, Inc.....................................  49,036  1,216,583
#   National Presto Industries, Inc....................   9,465    606,706
*   Navigant Consulting, Inc...........................  71,830  1,172,266
#*  NCI Building Systems, Inc..........................  17,046    285,691
    NL Industries, Inc................................. 128,646  1,119,220
    NN, Inc............................................  44,380  1,287,020
#*  Nortek, Inc........................................     344     27,441
*   Northwest Pipe Co..................................  21,592    774,073
#*  Ocean Power Technologies, Inc......................  15,330     21,155
    Omega Flex, Inc....................................  20,621    349,320
*   On Assignment, Inc................................. 101,799  2,749,591
*   Orbital Sciences Corp..............................  60,072  1,542,048
#*  Orion Energy Systems, Inc..........................  49,736    209,389
*   Orion Marine Group, Inc............................  41,795    451,804
*   PAM Transportation Services, Inc...................  20,605    716,230
    Park-Ohio Holdings Corp............................  31,470  1,868,059
*   Patrick Industries, Inc............................  23,275    969,404
#*  Patriot Transportation Holding, Inc................  15,659    520,818
#*  Pendrell Corp......................................  77,457    113,862
*   PGT, Inc........................................... 114,940  1,064,344
*   Pike Corp..........................................  82,016    661,049
#*  PMFG, Inc..........................................  16,058     83,020
    Powell Industries, Inc.............................  27,801  1,623,856
#*  PowerSecure International, Inc.....................  53,079    521,767
    Preformed Line Products Co.........................   6,300    341,397
    Primoris Services Corp.............................  51,500  1,229,820
#   Providence and Worcester Railroad Co...............   1,886     32,986
    Quad/Graphics, Inc.................................   9,496    200,556
*   Quality Distribution, Inc..........................  57,591    768,840
    Quanex Building Products Corp......................  55,605    950,289
#   Raven Industries, Inc..............................  74,970  2,089,414
    RBC Bearings, Inc..................................  26,304  1,459,346
*   RCM Technologies, Inc..............................  21,213    142,339
*   Republic Airways Holdings, Inc..................... 118,758  1,180,455
    Resources Connection, Inc..........................  91,168  1,376,637
*   Rexnord Corp.......................................  49,430  1,330,161
*   Roadrunner Transportation Systems, Inc.............  49,060  1,233,368
*   RPX Corp...........................................  24,292    378,955
#   RR Donnelley & Sons Co.............................  60,775  1,055,054
#*  Rush Enterprises, Inc. Class A.....................  44,647  1,572,914

                                     1282

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Rush Enterprises, Inc. Class B.....................  18,930 $  584,937
*   Saia, Inc..........................................  61,297  2,798,208
    Servotronics, Inc..................................   4,083     27,479
    SIFCO Industries, Inc..............................  12,202    341,534
    Simpson Manufacturing Co., Inc.....................  55,959  1,701,713
    SkyWest, Inc.......................................  60,966    651,727
*   SL Industries, Inc.................................  14,437    522,331
*   SP Plus Corp.......................................  27,963    548,075
*   Sparton Corp.......................................  25,636    708,579
*   Spirit Airlines, Inc...............................   9,093    594,864
#*  Standard Register Co. (The)........................   9,323     50,810
    Standex International Corp.........................  32,398  2,136,648
    Steelcase, Inc. Class A............................ 164,056  2,477,246
*   Sterling Construction Co., Inc.....................  29,272    259,643
#   Sun Hydraulics Corp................................  36,421  1,328,638
*   Supreme Industries, Inc. Class A...................   6,592     44,957
#*  Swift Transportation Co............................  91,199  1,865,020
    TAL International Group, Inc.......................  39,709  1,755,138
#*  Taser International, Inc........................... 117,616  1,418,449
*   Team, Inc..........................................  43,217  1,711,825
*   Tecumseh Products Co...............................  16,722     81,436
*   Teledyne Technologies, Inc.........................  14,770  1,347,024
    Tennant Co.........................................  19,155  1,397,357
    Tetra Tech, Inc....................................  61,747  1,499,217
#   Textainer Group Holdings, Ltd......................  44,841  1,639,835
*   Thermon Group Holdings, Inc........................  16,413    400,149
#   Titan International, Inc...........................  75,500  1,126,460
#*  Titan Machinery, Inc...............................  46,619    683,435
    Toro Co. (The).....................................   7,915    469,597
*   TRC Cos., Inc......................................  47,541    239,131
#*  Trex Co., Inc......................................  52,216  1,469,880
*   Trimas Corp........................................  57,015  1,806,235
#   Triumph Group, Inc.................................  39,894  2,527,285
*   TrueBlue, Inc......................................  79,734  2,152,021
*   Tutor Perini Corp..................................  62,615  1,705,006
#   Twin Disc, Inc.....................................  24,798    715,174
*   Ultralife Corp.....................................  41,641    150,324
    UniFirst Corp......................................  18,768  1,824,437
*   United Rentals, Inc................................  20,900  2,213,310
#   United Stationers, Inc.............................  55,448  2,139,184
    Universal Forest Products, Inc.....................  28,201  1,234,640
*   Universal Security Instruments, Inc................   1,120      4,099
    Universal Truckload Services, Inc..................  30,588    742,983
    US Ecology, Inc....................................  44,741  2,024,978
#*  USA Truck, Inc.....................................  25,619    473,951
#   UTi Worldwide, Inc.................................  82,976    784,953
*   Versar, Inc........................................  22,996     73,127
    Viad Corp..........................................  48,375  1,026,517
*   Vicor Corp.........................................  34,425    271,269
*   Virco Manufacturing Corp...........................  16,500     42,900
    VSE Corp...........................................   7,747    461,489
#*  Wabash National Corp............................... 111,737  1,520,741
    Watsco, Inc. Class B...............................   1,348    121,819

                                     1283

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A.............  40,117 $  2,345,240
#   Werner Enterprises, Inc............................  75,643    1,859,305
*   Wesco Aircraft Holdings, Inc.......................  27,132      514,151
    West Corp..........................................  12,526      322,795
*   Willdan Group, Inc.................................   3,099       23,924
*   Willis Lease Finance Corp..........................  11,622      264,749
    Woodward, Inc......................................  10,773      538,219
*   Xerium Technologies, Inc...........................   6,017       78,221
#*  XPO Logistics, Inc.................................  53,895    1,664,817
                                                                ------------
Total Industrials......................................          352,897,775
                                                                ------------
Information Technology -- (14.2%)
*   ACI Worldwide, Inc.................................  94,317    1,767,501
#*  Acorn Energy, Inc..................................  40,406       86,873
*   Actuate Corp.......................................  79,818      336,832
*   Acxiom Corp........................................  84,993    1,557,072
#*  ADDvantage Technologies Group, Inc.................  13,988       34,271
#   ADTRAN, Inc........................................  85,415    1,899,630
*   Advanced Energy Industries, Inc....................  84,045    1,413,637
#   Advent Software, Inc...............................  60,888    1,976,424
#*  Aeroflex Holding Corp..............................  37,444      395,409
*   Aetrium, Inc.......................................   1,957        9,981
*   Agilysys, Inc......................................  36,856      484,656
    Alliance Fiber Optic Products, Inc.................     107        1,432
*   Alpha & Omega Semiconductor, Ltd...................  10,275       94,016
    American Software, Inc. Class A....................  55,346      515,271
*   Amkor Technology, Inc.............................. 172,516    1,526,767
*   Amtech Systems, Inc................................  20,021      195,805
#*  ANADIGICS, Inc..................................... 143,376      114,701
    Anixter International, Inc.........................  27,653    2,377,328
*   AOL, Inc...........................................  69,740    2,688,477
#*  Applied Micro Circuits Corp........................  11,675       97,486
*   ARRIS Group, Inc................................... 170,706    5,833,024
*   Aspen Technology, Inc..............................  18,271      793,692
    Astro-Med, Inc.....................................   5,157       69,155
#*  Audience, Inc......................................   6,571       62,622
*   AVG Technologies NV................................  35,486      603,262
#*  Aviat Networks, Inc................................  79,456      103,293
*   Avid Technology, Inc...............................  57,657      429,545
    AVX Corp...........................................  11,064      150,470
    Aware, Inc.........................................  31,813      136,478
*   Axcelis Technologies, Inc.......................... 160,492      280,861
*   AXT, Inc...........................................  85,556      183,945
    Badger Meter, Inc..................................  32,386    1,616,061
#*  Bankrate, Inc......................................  35,249      594,298
    Bel Fuse, Inc. Class A.............................   4,111       94,841
    Bel Fuse, Inc. Class B.............................  22,450      530,718
    Belden, Inc........................................  32,392    2,199,417
*   Benchmark Electronics, Inc.........................  66,556    1,607,327
    Black Box Corp.....................................  33,789      699,432
    Blackbaud, Inc.....................................  38,705    1,420,861
*   Blackhawk Network Holdings, Inc....................     710       20,121
*   Blackhawk Network Holdings, Inc. Class B...........  10,645      296,889

                                     1284

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Information Technology -- (Continued)
*    Blucora, Inc.......................................  98,115 $1,674,823
#    Booz Allen Hamilton Holding Corp...................  37,228    827,951
*    Bottomline Technologies de, Inc....................  37,887  1,072,581
*    BroadVision, Inc...................................  10,395     96,674
     Brooks Automation, Inc............................. 102,899  1,047,512
*    Bsquare Corp.......................................  21,382     65,215
*    BTU International, Inc.............................  20,546     68,624
*    Cabot Microelectronics Corp........................  36,053  1,448,970
#*   CACI International, Inc. Class A...................  38,019  2,622,931
#*   CalAmp Corp........................................  81,314  1,383,151
*    Calix, Inc.........................................  84,539    785,367
#*   Cardtronics, Inc...................................  50,333  1,940,840
*    Cascade Microtech, Inc.............................  23,422    259,047
#    Cass Information Systems, Inc......................  23,268  1,050,085
#*   Ceva, Inc..........................................  37,919    539,587
*    Checkpoint Systems, Inc............................  59,024    722,454
*    ChyronHego Corp....................................   1,300      2,652
*    CIBER, Inc......................................... 147,854    516,010
#*   Ciena Corp......................................... 124,810  2,437,539
#*   Cirrus Logic, Inc.................................. 109,053  2,446,059
#*   Clearfield, Inc....................................  30,926    398,018
*    Cognex Corp........................................  79,688  3,265,614
*    Coherent, Inc......................................  24,131  1,421,557
     Cohu, Inc..........................................  54,623    609,046
o#*  Commerce One, LLC..................................   1,966         --
     Communications Systems, Inc........................  22,540    248,842
*    CommVault Systems, Inc.............................   2,352    112,943
     Computer Task Group, Inc...........................  45,193    647,164
     Compuware Corp.....................................  73,857    672,099
*    comScore, Inc......................................  11,035    399,357
     Comtech Telecommunications Corp....................  31,096  1,051,045
*    Comverse, Inc......................................  13,950    358,236
     Concurrent Computer Corp...........................  22,603    168,392
*    Constant Contact, Inc..............................  43,288  1,347,555
#    Convergys Corp..................................... 170,395  3,303,959
#*   Conversant, Inc....................................  93,902  2,194,490
*    CoreLogic, Inc.....................................  78,619  2,138,437
*    CoStar Group, Inc..................................  19,269  2,769,533
#*   Cray, Inc..........................................  93,041  2,467,447
#*   Crexendo, Inc......................................   6,053     19,127
#    CSG Systems International, Inc.....................  71,089  1,851,158
     CSP, Inc...........................................   1,770     13,417
     CTS Corp...........................................  68,434  1,190,067
*    CyberOptics Corp...................................  22,727    187,270
     Daktronics, Inc....................................  87,162    967,498
#*   Datalink Corp......................................  46,119    521,145
#*   Dataram Corp.......................................   2,522      7,642
#*   Dealertrack Technologies, Inc......................  50,262  1,888,343
#*   Demand Media, Inc..................................  27,534    149,510
*    Dice Holdings, Inc................................. 130,262  1,193,200
#    Diebold, Inc.......................................  37,200  1,401,696
*    Digi International, Inc............................  54,553    450,608
#    Digimarc Corp......................................  17,348    439,945

                                     1285

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Digital River, Inc.................................  52,701 $  753,097
*   Diodes, Inc........................................  42,991  1,096,270
*   Dot Hill Systems Corp.............................. 124,881    490,782
*   DSP Group, Inc.....................................  51,799    459,457
*   DTS, Inc...........................................  39,711    718,372
    EarthLink Holdings Corp............................ 102,590    404,205
#*  Eastman Kodak Co...................................     541     12,789
#   Ebix, Inc..........................................  42,888    538,673
*   Echelon Corp.......................................   5,400     12,204
*   Edgewater Technology, Inc..........................  10,739     65,615
    Electro Rent Corp..................................  56,344    859,246
    Electro Scientific Industries, Inc.................  58,639    350,661
*   Electronics for Imaging, Inc.......................  66,627  2,936,252
#*  Ellie Mae, Inc.....................................  22,063    633,649
#*  eMagin Corp........................................  28,111     65,780
#*  Emcore Corp........................................  34,697    140,870
*   Emulex Corp........................................ 149,819    880,936
*   EnerNOC, Inc.......................................  75,507  1,353,085
*   Entegris, Inc...................................... 123,768  1,422,094
*   Entropic Communications, Inc....................... 160,198    446,952
*   Envestnet, Inc.....................................  21,270    927,585
*   EPAM Systems, Inc..................................  30,115  1,164,246
    EPIQ Systems, Inc..................................  66,890    964,554
*   ePlus, Inc.........................................  19,530  1,068,096
*   Euronet Worldwide, Inc.............................  57,470  2,875,799
*   Exar Corp.......................................... 114,576  1,103,367
*   ExlService Holdings, Inc...........................  35,150    985,957
*   Extreme Networks, Inc.............................. 222,850  1,047,395
*   Fabrinet...........................................  43,929    817,079
    Fair Isaac Corp....................................  47,990  2,742,628
*   Fairchild Semiconductor International, Inc......... 159,859  2,433,054
*   FalconStor Software, Inc...........................   4,800      7,248
*   FARO Technologies, Inc.............................  32,318  1,636,260
    FEI Co.............................................  43,300  3,316,780
#*  Finisar Corp.......................................  89,658  1,768,952
*   FormFactor, Inc.................................... 110,489    745,801
    Forrester Research, Inc............................  38,204  1,477,731
*   Frequency Electronics, Inc.........................  19,508    223,172
*   GigOptix, Inc......................................     700        945
*   Global Cash Access Holdings, Inc................... 164,108  1,373,584
#   Globalscape, Inc...................................  12,700     33,528
*   GSE Systems, Inc...................................  33,450     55,193
*   GSI Group, Inc.....................................  65,199    751,744
*   GSI Technology, Inc................................  61,196    391,654
#*  GT Advanced Technologies, Inc......................  57,131    790,693
#*  Guidance Software, Inc.............................  11,927     92,315
    Hackett Group, Inc. (The)..........................  96,523    579,138
*   Harmonic, Inc...................................... 182,481  1,094,886
#   Heartland Payment Systems, Inc.....................  47,898  2,275,155
#*  Higher One Holdings, Inc...........................  22,515     94,113
*   Hutchinson Technology, Inc.........................  63,415    140,781
*   ID Systems, Inc....................................  23,495    134,391
*   Identiv, Inc.......................................   9,116    100,276

                                     1286

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   IEC Electronics Corp...............................  23,686 $  102,087
*   iGATE Corp.........................................  91,369  3,260,046
*   II-VI, Inc.........................................  70,886    972,556
*   Imation Corp.......................................  41,849    134,754
*   Immersion Corp.....................................  32,739    446,887
#*  Infinera Corp......................................  75,164    691,509
*   Innodata, Inc......................................  59,616    181,233
*   Inphi Corp.........................................  31,556    481,545
*   Insight Enterprises, Inc...........................  64,528  1,695,151
*   Integrated Device Technology, Inc.................. 216,250  3,105,350
    Integrated Silicon Solution, Inc...................  68,979  1,008,473
*   Intellicheck Mobilisa, Inc.........................  40,531     27,156
#*  Interactive Intelligence Group, Inc................  23,823  1,080,850
#   InterDigital, Inc..................................  30,695  1,353,343
#*  Internap Network Services Corp..................... 132,556    955,729
*   International Rectifier Corp....................... 110,063  2,733,965
*   Interphase Corp....................................  15,755     58,451
    Intersil Corp. Class A............................. 206,754  2,652,654
*   Intevac, Inc.......................................  44,292    280,811
*   IntraLinks Holdings, Inc...........................  34,942    280,235
*   IntriCon Corp......................................  16,201    109,033
#*  IPG Photonics Corp.................................   3,925    264,349
*   Iteris, Inc........................................  58,990     97,333
#*  Itron, Inc.........................................  38,870  1,398,543
*   Ixia...............................................  83,339    891,727
    IXYS Corp..........................................  70,033    799,777
#   j2 Global, Inc.....................................  51,940  2,540,905
#*  JDS Uniphase Corp..................................  62,818    745,650
#*  Kemet Corp.........................................  59,055    291,141
*   Key Tronic Corp....................................  30,100    319,060
#*  Knowles Corp.......................................   7,351    213,767
#*  Kofax, Ltd.........................................  11,862     85,169
*   Kopin Corp......................................... 142,534    488,892
*   Kulicke & Soffa Industries, Inc.................... 133,042  1,812,032
*   KVH Industries, Inc................................  36,615    476,361
*   Lattice Semiconductor Corp......................... 283,360  1,938,182
#   Lexmark International, Inc. Class A................  64,485  3,097,215
#*  LGL Group, Inc. (The)..............................   5,074     24,381
*   Limelight Networks, Inc............................ 210,938    542,111
*   Lionbridge Technologies, Inc.......................  85,098    487,612
#*  Liquidity Services, Inc............................  43,203    582,808
    Littelfuse, Inc....................................  28,600  2,485,912
*   LogMeIn, Inc.......................................   1,186     48,282
*   LoJack Corp........................................  42,858    216,861
*   M/A-COM Technology Solutions Holdings, Inc.........   1,379     27,442
*   Magnachip Semiconductor Corp.......................  91,798  1,286,090
*   Manhattan Associates, Inc.......................... 103,202  3,030,011
#   ManTech International Corp. Class A................  25,244    681,588
    Marchex, Inc. Class B..............................  53,747    591,217
#*  Mattersight Corp...................................  13,991     66,877
#*  Mattson Technology, Inc............................  27,883     57,160
    MAXIMUS, Inc.......................................  67,242  2,781,129
*   MaxLinear, Inc. Class A............................  18,491    175,295

                                     1287

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Maxwell Technologies, Inc..........................  59,331 $  645,521
*   Measurement Specialties, Inc.......................  36,932  3,175,783
#*  MeetMe, Inc........................................  13,901     32,806
    Mentor Graphics Corp............................... 201,941  3,988,335
*   Mercury Systems, Inc...............................  62,704    692,879
#   Mesa Laboratories, Inc.............................   6,945    531,084
    Methode Electronics, Inc...........................  97,435  3,115,971
    Micrel, Inc........................................ 103,441  1,081,993
*   Microsemi Corp.....................................  87,226  2,091,679
*   MicroStrategy, Inc. Class A........................   3,200    458,016
    MKS Instruments, Inc...............................  64,787  2,058,931
    MOCON, Inc.........................................  11,568    179,304
#*  ModusLink Global Solutions, Inc....................  84,702    315,938
*   MoneyGram International, Inc.......................  10,639    153,734
    Monolithic Power Systems, Inc......................  67,412  2,780,071
    Monotype Imaging Holdings, Inc.....................  71,866  2,148,075
*   Monster Worldwide, Inc............................. 171,818  1,116,817
#*  MoSys, Inc.........................................  68,560    226,934
*   Move, Inc..........................................  91,290  1,332,834
#   MTS Systems Corp...................................  22,247  1,468,302
*   Multi-Fineline Electronix, Inc.....................  36,866    359,812
*   Nanometrics, Inc...................................  51,029    794,011
*   NAPCO Security Technologies, Inc...................  40,293    194,615
*   NCI, Inc. Class A..................................  13,413    120,449
*   NeoPhotonics Corp..................................   3,100      9,641
*   NETGEAR, Inc.......................................  50,019  1,566,095
#*  Netlist, Inc.......................................  48,220     59,793
*   Netscout Systems, Inc..............................  74,333  3,161,382
*   Newport Corp.......................................  72,656  1,257,675
    NIC, Inc...........................................  23,313    393,290
*   Novatel Wireless, Inc..............................  73,082    137,394
#*  Numerex Corp. Class A..............................  34,182    343,529
#*  Oclaro, Inc........................................  44,433     82,645
*   OmniVision Technologies, Inc....................... 100,115  2,242,576
#*  Onvia, Inc.........................................   3,803     18,216
*   Oplink Communications, Inc.........................  48,674    927,726
    Optical Cable Corp.................................  17,561     75,688
*   OSI Systems, Inc...................................  29,110  1,929,993
#*  Pandora Media, Inc.................................  58,392  1,466,807
*   PAR Technology Corp................................  32,181    125,506
    Park Electrochemical Corp..........................  33,564    945,162
    PC Connection, Inc.................................  61,775  1,262,063
    PC-Tel, Inc........................................  39,723    299,511
*   PCM, Inc...........................................  28,324    280,408
*   PDF Solutions, Inc.................................  48,486    928,992
    Pegasystems, Inc...................................   8,732    186,603
    Perceptron, Inc....................................  24,048    270,540
*   Perficient, Inc....................................  83,237  1,414,197
*   Pericom Semiconductor Corp.........................  55,754    492,308
*   Photronics, Inc.................................... 154,307  1,229,827
#*  Pixelworks, Inc....................................   6,196     48,763
*   Planar Systems, Inc................................  29,908     81,051
    Plantronics, Inc...................................  44,128  2,072,692

                                     1288

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Plexus Corp........................................  48,751 $1,917,377
*   PLX Technology, Inc................................  25,471    165,307
*   PMC-Sierra, Inc.................................... 332,377  2,236,897
*   Polycom, Inc....................................... 123,151  1,578,796
    Power Integrations, Inc............................  32,553  1,752,328
#*  PRGX Global, Inc...................................  53,256    320,601
#*  Procera Networks, Inc..............................  19,180    191,992
*   Progress Software Corp.............................  77,464  1,795,616
    QAD, Inc. Class A..................................  25,004    472,576
    QAD, Inc. Class B..................................   6,515    104,110
*   QLogic Corp........................................ 115,666  1,052,561
*   Qualstar Corp......................................  12,400     16,244
*   QuinStreet, Inc....................................  11,713     58,448
*   Qumu Corp..........................................  21,930    288,379
*   Radisys Corp.......................................  53,293    172,669
#*  Rambus, Inc........................................  83,265    958,380
#*  RealD, Inc.........................................  24,538    259,367
*   RealNetworks, Inc..................................  69,142    519,948
#*  RealPage, Inc......................................   8,327    134,106
    Reis, Inc..........................................  15,451    333,896
*   Relm Wireless Corp.................................  29,676    121,672
#*  Remark Media, Inc..................................  14,739    102,436
#   RF Industries, Ltd.................................  11,582     61,385
#*  RF Micro Devices, Inc.............................. 337,172  3,762,840
    Richardson Electronics, Ltd........................  30,460    303,686
*   Riverbed Technology, Inc...........................  59,203  1,059,734
*   Rofin-Sinar Technologies, Inc......................  41,245    900,378
*   Rogers Corp........................................  27,479  1,576,195
*   Rosetta Stone, Inc.................................  44,961    433,424
*   Rovi Corp..........................................  72,081  1,684,533
#*  Rubicon Technology, Inc............................  29,364    221,111
*   Rudolph Technologies, Inc..........................  78,100    719,301
*   Saba Software, Inc.................................   8,099    100,428
*   Sanmina Corp....................................... 148,533  3,459,334
*   Sapient Corp....................................... 169,211  2,497,554
*   ScanSource, Inc....................................  35,793  1,281,747
    Science Applications International Corp............   7,036    293,894
*   Seachange International, Inc.......................  75,765    567,480
*   Selectica, Inc.....................................   1,042      6,200
*   Semtech Corp.......................................  65,709  1,467,282
#*  ServiceSource International, Inc...................  22,437     99,396
#*  Sevcon, Inc........................................   4,832     37,448
*   ShoreTel, Inc......................................  94,678    585,110
*   Shutterstock, Inc..................................  14,857  1,157,955
*   Sigma Designs, Inc.................................  50,803    215,405
#*  Silicon Graphics International Corp................  38,705    368,085
*   Silicon Image, Inc................................. 204,281  1,019,362
*   Silicon Laboratories, Inc..........................  35,663  1,452,554
*   Smith Micro Software, Inc..........................  52,736     55,900
*   SMTC Corp..........................................  10,494     20,044
*   SolarWinds, Inc....................................  20,160    829,382
*   Sonus Networks, Inc................................ 334,388  1,180,390
*   Spansion, Inc. Class A.............................  94,869  1,799,665

                                     1289

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Spark Networks, Inc................................   1,780 $   10,609
#*  Speed Commerce, Inc................................  73,810    229,549
*   SS&C Technologies Holdings, Inc....................  31,641  1,370,372
*   Stamps.com, Inc....................................  40,911  1,294,015
*   StarTek, Inc.......................................  25,558    181,717
#*  Stratasys, Ltd.....................................  11,636  1,169,883
#*  SunPower Corp......................................  20,122    739,081
*   Super Micro Computer, Inc..........................  66,670  1,744,754
*   support.com, Inc................................... 114,161    271,703
*   Sykes Enterprises, Inc.............................  57,379  1,187,745
#*  Synaptics, Inc.....................................  43,017  3,107,118
#*  Synchronoss Technologies, Inc......................  25,858  1,044,922
#*  SYNNEX Corp........................................  63,951  4,124,839
*   Take-Two Interactive Software, Inc................. 108,138  2,420,128
*   Tech Data Corp.....................................  41,612  2,612,817
*   TeleCommunication Systems, Inc. Class A............ 114,939    362,058
*   Telenav, Inc.......................................  58,543    290,959
*   TeleTech Holdings, Inc.............................  62,869  1,730,784
#   Tessco Technologies, Inc...........................  19,593    597,586
    Tessera Technologies, Inc..........................  67,342  1,711,160
    TheStreet, Inc.....................................  69,131    167,988
    Transact Technologies, Inc.........................  21,556    194,866
#*  Travelzoo, Inc.....................................   4,818     83,062
*   Trio Tech International............................     400      1,520
*   TriQuint Semiconductor, Inc........................ 253,709  4,561,688
#*  Trulia, Inc........................................      18      1,090
*   TSR, Inc...........................................     300        939
*   TTM Technologies, Inc..............................  87,565    657,613
*   Tyler Technologies, Inc............................  34,175  3,100,698
#*  Ultimate Software Group, Inc. (The)................   2,656    358,321
*   Ultra Clean Holdings, Inc..........................  45,320    392,924
#*  Ultratech, Inc.....................................  50,238  1,189,636
#*  Unisys Corp........................................  67,437  1,435,734
    United Online, Inc.................................  31,842    341,028
#*  Universal Display Corp.............................   2,968     90,999
#*  USA Technologies, Inc..............................  42,977     87,673
*   UTStarcom Holdings Corp............................  20,191     60,371
#*  Veeco Instruments, Inc.............................  44,977  1,561,152
*   Verint Systems, Inc................................  60,864  2,856,956
#*  ViaSat, Inc........................................  47,845  2,797,497
#*  Viasystems Group, Inc..............................  29,280    286,651
*   Vicon Industries, Inc..............................  12,267     28,275
*   Video Display Corp.................................  29,556     93,988
*   Virtusa Corp.......................................  63,293  1,979,805
#   Vishay Intertechnology, Inc........................ 228,809  3,370,357
*   Vishay Precision Group, Inc........................  22,019    317,734
#*  VistaPrint NV......................................  35,640  1,755,626
    Wayside Technology Group, Inc......................  12,677    221,467
*   Web.com Group, Inc.................................  81,146  2,154,426
#*  WebMD Health Corp..................................  18,247    909,248
*   Westell Technologies, Inc. Class A................. 119,124    206,085
*   WEX, Inc...........................................   4,310    465,135
*   Xcerra Corp........................................  96,198    899,451

                                     1290

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   XO Group, Inc......................................  64,966 $    725,670
*   Zebra Technologies Corp. Class A...................  42,492    3,402,334
#*  Zix Corp........................................... 117,982      409,398
*   Zynga, Inc. Class A................................ 596,255    1,741,065
                                                                ------------
Total Information Technology...........................          348,429,243
                                                                ------------
Materials -- (4.6%)
    A Schulman, Inc....................................  41,385    1,644,640
*   AEP Industries, Inc................................  15,313      624,005
#*  AM Castle & Co.....................................  38,636      319,906
#   American Vanguard Corp.............................  64,951      824,228
    Ampco-Pittsburgh Corp..............................  18,240      367,901
    Axiall Corp........................................  31,063    1,330,428
    Balchem Corp.......................................  30,522    1,526,100
*   Berry Plastics Group, Inc..........................  21,219      515,410
*   Boise Cascade Co...................................  28,193      793,633
    Cabot Corp.........................................   4,508      236,174
*   Calgon Carbon Corp.................................  74,699    1,583,619
    Carpenter Technology Corp..........................  22,096    1,196,277
*   Century Aluminum Co................................ 151,500    2,848,200
    Chase Corp.........................................  19,295      651,206
*   Chemtura Corp......................................  84,275    1,960,237
*   Clearwater Paper Corp..............................  22,117    1,495,109
*   Codexis, Inc.......................................  17,017       35,736
*   Coeur Mining, Inc..................................  27,200      212,160
    Commercial Metals Co............................... 167,177    2,882,131
#*  Contango ORE, Inc..................................   2,399       25,070
*   Continental Materials Corp.........................   1,135       19,068
*   Core Molding Technologies, Inc.....................  24,525      324,956
    Deltic Timber Corp.................................  11,417      697,579
    Domtar Corp........................................  35,103    1,260,900
    Eagle Materials, Inc...............................  34,510    3,134,198
*   Ferro Corp......................................... 125,025    1,567,814
#*  Flotek Industries, Inc.............................  70,394    2,030,867
    Friedman Industries, Inc...........................  15,233      132,832
#   FutureFuel Corp....................................  48,099      758,040
#*  General Moly, Inc.................................. 164,402      172,622
    Globe Specialty Metals, Inc........................  44,567      848,110
*   Graphic Packaging Holding Co....................... 274,844    3,298,128
    Greif, Inc. Class A................................   9,980      500,796
    Hawkins, Inc.......................................  22,677      776,687
    Haynes International, Inc..........................  22,213    1,106,207
    HB Fuller Co.......................................  58,358    2,605,685
*   Headwaters, Inc.................................... 119,112    1,273,307
#   Hecla Mining Co....................................     518        1,637
#*  Horsehead Holding Corp.............................  89,222    1,671,128
    Innophos Holdings, Inc.............................  31,850    1,924,696
    Innospec, Inc......................................  37,252    1,497,903
#   Kaiser Aluminum Corp...............................  24,077    1,859,226
*   KapStone Paper and Packaging Corp.................. 152,404    4,532,495
    KMG Chemicals, Inc.................................  27,369      458,978
    Koppers Holdings, Inc..............................  18,005      648,720
*   Kraton Performance Polymers, Inc...................  27,835      573,679

                                     1291

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                         ------- ------------
Materials -- (Continued)
*    Landec Corp........................................  62,597 $    764,309
#*   Louisiana-Pacific Corp............................. 183,497    2,484,549
*    LSB Industries, Inc................................  32,790    1,262,743
     Martin Marietta Materials, Inc.....................  30,915    3,840,570
     Materion Corp......................................  42,709    1,379,928
#*   McEwen Mining, Inc.................................  53,411      152,221
#*   Mercer International, Inc..........................  90,527      901,649
#*   Metabolix, Inc.....................................   1,305          639
     Minerals Technologies, Inc.........................  44,730    2,597,471
#*   Mines Management, Inc..............................  23,303       18,479
     Myers Industries, Inc..............................  89,037    1,645,404
     Neenah Paper, Inc..................................  39,603    1,965,101
#    NewMarket Corp.....................................   4,561    1,765,107
     Noranda Aluminum Holding Corp......................  40,687      179,837
*    Northern Technologies International Corp...........   7,993      162,258
#    Olin Corp..........................................  95,706    2,542,908
     Olympic Steel, Inc.................................  24,946      547,066
#    OM Group, Inc......................................  39,000    1,102,530
*    OMNOVA Solutions, Inc..............................  96,462      778,448
*    Penford Corp.......................................  25,828      317,168
     PH Glatfelter Co...................................  71,213    1,694,869
#    PolyOne Corp....................................... 131,230    4,980,178
     Quaker Chemical Corp...............................  33,824    2,388,313
#*   Rentech, Inc....................................... 435,258      944,510
*    Resolute Forest Products, Inc......................  12,487      192,175
*    RTI International Metals, Inc......................  40,049      995,618
#    Schnitzer Steel Industries, Inc. Class A...........  39,343    1,050,852
     Schweitzer-Mauduit International, Inc..............  49,148    2,006,713
#*   Senomyx, Inc.......................................     600        4,233
     Sensient Technologies Corp.........................  46,486    2,440,515
     Stepan Co..........................................  23,206    1,116,673
#*   Stillwater Mining Co............................... 112,455    2,012,944
*    SunCoke Energy, Inc................................  45,641    1,041,984
     Synalloy Corp......................................  15,685      262,567
*    Trecora Resources..................................  18,033      216,757
     Tredegar Corp......................................  30,500      595,970
     Tronox, Ltd. Class A...............................  19,243      510,709
     United States Lime & Minerals, Inc.................  12,780      736,384
*    Universal Stainless & Alloy Products, Inc..........  17,848      514,558
     US Silica Holdings, Inc............................  32,325    1,817,312
     Wausau Paper Corp.................................. 129,988    1,308,979
     Westlake Chemical Corp.............................  23,000    2,009,970
     Worthington Industries, Inc........................  82,330    3,149,122
     Zep, Inc...........................................  46,908      731,296
                                                                 ------------
Total Materials.........................................          111,880,014
                                                                 ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     700           --
o#*  Gerber Scientific, Inc. Escrow Shares..............  58,381           --

                                     1292

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Other -- (Continued)
o*  Petrocorp, Inc. Escrow Shares......................   5,200 $        --
                                                                -----------
Total Other............................................                  --
                                                                -----------
Real Estate Investment Trusts -- (0.1%)
#   Altisource Residential Corp........................   7,311     169,542
*   CareTrust REIT, Inc................................  37,116     633,199
    Geo Group, Inc. (The)..............................   2,790      96,004
    Parkway Properties, Inc............................  21,674     449,302
                                                                -----------
Total Real Estate Investment Trusts....................           1,348,047
                                                                -----------
Telecommunication Services -- (0.7%)
#*  8x8, Inc...........................................  64,747     523,156
#*  Alaska Communications Systems Group, Inc...........  42,815      78,780
#   Alteva.............................................   6,834      43,601
    Atlantic Tele-Network, Inc.........................  27,138   1,587,844
#*  Boingo Wireless, Inc...............................   2,785      17,016
*   Cincinnati Bell, Inc............................... 358,897   1,367,398
    Cogent Communications Holdings, Inc................  16,979     589,341
#   Consolidated Communications Holdings, Inc..........  57,340   1,283,269
    Enventis Corp......................................  34,398     563,439
*   General Communication, Inc. Class A................  92,715   1,023,574
#*  Hawaiian Telcom Holdco, Inc........................   3,202      90,296
    HC2 Holdings, Inc..................................   7,442      29,396
    IDT Corp. Class B..................................  47,769     744,719
    Inteliquent, Inc...................................  86,522     917,999
#*  Iridium Communications, Inc........................ 112,323     918,802
    Lumos Networks Corp................................  25,986     398,625
#   NTELOS Holdings Corp...............................  25,251     304,022
*   ORBCOMM, Inc.......................................  95,669     600,801
*   Premiere Global Services, Inc...................... 122,592   1,605,955
#   Shenandoah Telecommunications Co...................  38,563   1,068,581
    Spok Holdings, Inc.................................  49,865     746,479
*   Straight Path Communications, Inc. Class B.........  21,984     216,982
    Telephone & Data Systems, Inc......................  26,045     651,125
*   Vonage Holdings Corp............................... 423,237   1,472,865
                                                                -----------
Total Telecommunication Services.......................          16,844,065
                                                                -----------
Utilities -- (2.4%)
#   ALLETE, Inc........................................  52,765   2,475,734
    American States Water Co...........................  51,072   1,560,250
#   Artesian Resources Corp. Class A...................  17,365     378,383
#   Avista Corp........................................  75,972   2,357,411
    Black Hills Corp...................................  62,287   3,283,148
#*  Cadiz, Inc.........................................   1,246      11,189
    California Water Service Group.....................  75,987   1,730,224
    Chesapeake Utilities Corp..........................  22,105   1,438,814
    Cleco Corp.........................................  10,981     612,081
    Connecticut Water Service, Inc.....................  20,421     651,226
#   Consolidated Water Co., Ltd........................  22,624     235,063
    Delta Natural Gas Co., Inc.........................  17,638     345,705
*   Dynegy, Inc........................................  13,946     370,266
    El Paso Electric Co................................  56,199   2,070,933

                                     1293

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
      Empire District Electric Co. (The).............     60,281 $    1,477,487
      Gas Natural, Inc...............................     18,750        241,687
*     Genie Energy, Ltd. Class B.....................     42,916        297,408
#     Hawaiian Electric Industries, Inc..............     25,967        613,341
      IDACORP, Inc...................................     62,763      3,360,959
#     Laclede Group, Inc. (The)......................     39,691      1,864,683
#     MGE Energy, Inc................................     43,046      1,619,391
      Middlesex Water Co.............................     34,446        699,943
#     New Jersey Resources Corp......................     49,145      2,510,327
#     Northwest Natural Gas Co.......................     34,518      1,491,868
#     NorthWestern Corp..............................     47,986      2,217,913
#     ONE Gas, Inc...................................     13,063        470,268
#     Ormat Technologies, Inc........................     24,410        629,534
#     Otter Tail Corp................................     44,744      1,251,042
      Piedmont Natural Gas Co., Inc..................     44,287      1,536,316
      PNM Resources, Inc.............................    101,052      2,591,984
#     Portland General Electric Co...................     85,980      2,745,341
      RGC Resources, Inc.............................     13,188        260,991
      SJW Corp.......................................     41,978      1,125,430
      South Jersey Industries, Inc...................     36,345      1,947,002
      Southwest Gas Corp.............................     56,433      2,795,126
#     UIL Holdings Corp..............................     67,225      2,360,270
      Unitil Corp....................................     31,382      1,004,224
#     UNS Energy Corp................................     42,765      2,583,861
      WGL Holdings, Inc..............................     54,127      2,109,870
      York Water Co..................................     26,879        511,507
                                                                 --------------
Total Utilities......................................                57,838,200
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,976,335,089
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights.....      3,283             --
o*    Community Health Systems, Inc. Rights 01/04/16.     13,875            763
o*    LGL Group, Inc. (The) Warrants 08/06/18........     25,370            815
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16     20,175             --
o#*   Royal Bancshares PA, Inc. Rights 08/01/14......      8,910          7,395
o*    Tejon Ranch Co. Warrants 08/31/16..............      5,443         12,301
o#*   Trius Therapeutics, Inc. Contingent Value
        Rights.......................................      6,973             --
o*    Unity Bancorp, Inc. Rights 08/08/14............      5,784            405
TOTAL RIGHTS/WARRANTS................................                    21,679
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.068%.......................................  6,167,335      6,167,335
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (18.9%)
(S)@  DFA Short Term Investment Fund................. 39,867,031    461,261,548
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,607,717,651)^^            $2,443,785,651
                                                                 ==============

                                     1294

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary.. $  320,280,655 $     17,661   --    $  320,298,316
    Consumer Staples........     83,285,491           --   --        83,285,491
    Energy..................    118,752,962           --   --       118,752,962
    Financials..............    379,752,252       36,994   --       379,789,246
    Health Care.............    184,884,885       86,845   --       184,971,730
    Industrials.............    352,897,537          238   --       352,897,775
    Information Technology..    348,429,243           --   --       348,429,243
    Materials...............    111,880,014           --   --       111,880,014
    Other...................             --           --   --                --
    Real Estate Investment
      Trusts................      1,348,047           --   --         1,348,047
    Telecommunication
      Services..............     16,844,065           --   --        16,844,065
    Utilities...............     57,838,200           --   --        57,838,200
 Rights/Warrants............             --       21,679   --            21,679
 Temporary Cash Investments.      6,167,335           --   --         6,167,335
 Securities Lending
   Collateral...............             --  461,261,548   --       461,261,548
                             -------------- ------------   --    --------------
 TOTAL...................... $1,982,360,686 $461,424,965   --    $2,443,785,651
                             ============== ============   ==    ==============

                                     1295

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (89.6%)

Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A....................  19,117 $   97,879
    Aaron's, Inc.......................................  51,709  1,364,083
#   Abercrombie & Fitch Co. Class A....................  43,637  1,716,680
    Advance Auto Parts, Inc............................  11,284  1,366,605
#*  Aeropostale, Inc...................................  55,059    182,796
    AH Belo Corp. Class A..............................  12,539    132,286
*   Amazon.com, Inc....................................  23,806  7,451,040
*   Ambassadors Group, Inc.............................   9,192     39,526
#*  AMC Networks, Inc. Class A.........................  16,215    970,792
    AMCON Distributing Co..............................     116      9,278
#*  America's Car-Mart, Inc............................   6,200    232,128
*   American Axle & Manufacturing Holdings, Inc........  36,677    674,490
#   American Eagle Outfitters, Inc..................... 115,622  1,232,531
#*  American Public Education, Inc.....................  12,750    455,175
*   ANN, Inc...........................................  61,263  2,251,415
*   Apollo Education Group, Inc. Class A...............  97,378  2,719,768
    Arctic Cat, Inc....................................   9,368    333,501
    Ark Restaurants Corp...............................   2,015     42,940
*   Asbury Automotive Group, Inc.......................  32,033  2,163,188
*   Ascena Retail Group, Inc...........................  99,092  1,591,418
#*  Ascent Capital Group, Inc. Class A.................   8,599    532,966
#   Autoliv, Inc.......................................  19,907  1,980,946
#*  AutoNation, Inc....................................  47,039  2,508,119
*   AutoZone, Inc......................................   2,600  1,344,278
*   Ballantyne Strong, Inc.............................   7,721     29,880
#*  Bally Technologies, Inc............................  18,899  1,137,153
#*  Barnes & Noble, Inc................................  44,265    921,597
    Bassett Furniture Industries, Inc..................   6,115     89,157
    Beasley Broadcasting Group, Inc. Class A...........   2,443     14,951
*   Beazer Homes USA, Inc..............................   9,480    145,518
    bebe stores, Inc...................................  55,179    155,053
#*  Bed Bath & Beyond, Inc.............................  86,248  5,458,636
*   Belmond, Ltd. Class A..............................  66,013    818,561
    Best Buy Co., Inc.................................. 121,048  3,598,757
    Big 5 Sporting Goods Corp..........................  15,059    149,235
    Big Lots, Inc......................................  49,380  2,160,375
#*  Biglari Holdings, Inc..............................   1,275    541,888
#*  BJ's Restaurants, Inc..............................  26,027    891,945
*   Bloomin' Brands, Inc...............................  53,783  1,053,609
#*  Blue Nile, Inc.....................................   2,200     56,650
#   Blyth, Inc.........................................  10,298     62,303
#   Bob Evans Farms, Inc...............................  19,700    935,947
*   Body Central Corp..................................   5,492      2,861
#   Bon-Ton Stores, Inc. (The).........................   9,305     86,537
*   Books-A-Million, Inc...............................   7,576     16,213
    BorgWarner, Inc....................................  42,214  2,627,821
    Bowl America, Inc. Class A.........................   1,280     18,720
#*  Boyd Gaming Corp...................................  35,300    388,300
*   Bravo Brio Restaurant Group, Inc...................  17,908    266,829
#*  Bridgepoint Education, Inc.........................  28,872    346,753
*   Bright Horizons Family Solutions, Inc..............   3,093    128,576

                                     1296

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Brinker International, Inc.........................  33,703 $ 1,511,243
    Brown Shoe Co., Inc................................  36,044   1,016,080
    Brunswick Corp.....................................  17,232     694,967
#   Buckle, Inc. (The).................................  14,000     623,000
#*  Buffalo Wild Wings, Inc............................  11,747   1,707,074
*   Build-A-Bear Workshop, Inc.........................  11,127     117,390
#*  Cabela's, Inc......................................  43,917   2,562,996
#   Cablevision Systems Corp. Class A..................  55,454   1,065,826
#*  Cache, Inc.........................................   9,167      10,725
#*  Caesars Acquisition Co. Class A....................   5,818      66,907
#*  Caesars Entertainment Corp.........................  49,983     799,728
#   Callaway Golf Co...................................  50,560     384,256
*   Cambium Learning Group, Inc........................  38,040      74,558
*   Canterbury Park Holding Corp.......................     200       1,908
#   Capella Education Co...............................  12,468     797,453
*   Career Education Corp..............................  48,566     248,172
#*  CarMax, Inc........................................  54,971   2,683,135
*   Carmike Cinemas, Inc...............................  17,609     553,627
    Carnival Corp......................................  92,272   3,342,092
    Carriage Services, Inc.............................  10,721     172,930
#*  Carrols Restaurant Group, Inc......................  18,433     138,432
    Carter's, Inc......................................  32,552   2,492,181
#   Cato Corp. (The) Class A...........................  19,051     587,914
*   Cavco Industries, Inc..............................   5,352     382,079
    CBS Corp. Class A..................................   5,943     339,048
    CBS Corp. Class B.................................. 162,385   9,228,340
#*  Central European Media Enterprises, Ltd. Class A...   1,600       4,192
#*  Charles & Colvard, Ltd.............................  12,152      22,724
*   Charter Communications, Inc. Class A...............  10,467   1,617,361
#   Cheesecake Factory, Inc. (The).....................  57,325   2,458,096
    Cherokee, Inc......................................   2,045      34,336
    Chico's FAS, Inc................................... 102,878   1,626,501
#   Children's Place, Inc. (The).......................  16,085     807,467
*   Chipotle Mexican Grill, Inc........................   5,000   3,362,500
    Choice Hotels International, Inc...................  19,894     932,830
*   Christopher & Banks Corp...........................  20,497     175,249
    Churchill Downs, Inc...............................  12,105   1,047,082
*   Chuy's Holdings, Inc...............................   4,458     127,722
*   Cinedigm Corp......................................  34,161      77,545
    Cinemark Holdings, Inc.............................  67,507   2,214,230
*   Citi Trends, Inc...................................  12,315     248,147
    Clear Channel Outdoor Holdings, Inc. Class A.......  22,155     167,270
#   Coach, Inc.........................................  15,500     535,680
*   Cobra Electronics Corp.............................   2,859      11,808
#   Collectors Universe, Inc...........................   4,045      80,981
    Columbia Sportswear Co.............................  22,014   1,645,767
    Comcast Corp. Class A.............................. 519,049  27,888,503
    Comcast Corp. Special Class A...................... 154,874   8,281,113
#*  Conn's, Inc........................................  23,510     940,400
    Cooper Tire & Rubber Co............................  43,496   1,256,599
    Core-Mark Holding Co., Inc.........................  15,684     740,285
#*  Corinthian Colleges, Inc...........................  51,768      10,871
#   Cracker Barrel Old Country Store, Inc..............  21,709   2,104,905

                                     1297

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
*    Crocs, Inc.........................................  61,812 $  980,956
*    Crown Media Holdings, Inc. Class A.................   2,100      7,098
     CSS Industries, Inc................................     200      4,938
#    CST Brands, Inc....................................  77,455  2,589,321
     CTC Media, Inc.....................................  43,831    423,846
     Culp, Inc..........................................   7,429    134,613
*    Cumulus Media, Inc. Class A........................  53,897    279,186
#    Dana Holding Corp.................................. 132,947  2,975,354
#    Darden Restaurants, Inc............................  61,451  2,872,834
*    Deckers Outdoor Corp...............................  24,392  2,158,936
*    Del Frisco's Restaurant Group, Inc.................  11,283    240,554
#*   dELiA*s, Inc.......................................   3,569      2,195
     Delphi Automotive P.L.C............................  20,328  1,357,910
*    Delta Apparel, Inc.................................   6,071     78,194
     Destination Maternity Corp.........................   9,223    175,514
#*   Destination XL Group, Inc..........................  35,319    188,957
     DeVry Education Group, Inc.........................  40,839  1,632,335
*    DGSE Cos., Inc.....................................   2,601      4,032
     Dick's Sporting Goods, Inc.........................  14,942    635,483
     Dillard's, Inc. Class A............................  39,857  4,751,752
     DineEquity, Inc....................................  16,432  1,331,814
*    DIRECTV............................................  57,283  4,929,202
*    Discovery Communications, Inc. Class A.............  21,350  1,819,233
*    Discovery Communications, Inc. Class B.............   1,077     91,987
*    Discovery Communications, Inc. Class C.............  13,483  1,133,920
*    DISH Network Corp. Class A.........................  13,800    853,668
*    Dixie Group, Inc. (The)............................   5,023     42,143
*    Dollar General Corp................................ 124,315  6,865,917
*    Dollar Tree, Inc...................................  31,791  1,731,656
     Domino's Pizza, Inc................................  24,441  1,759,752
#*   Dorman Products, Inc...............................  27,644  1,199,197
*    Dover Downs Gaming & Entertainment, Inc............   8,312     10,473
     DR Horton, Inc..................................... 187,710  3,885,597
#*   DreamWorks Animation SKG, Inc. Class A.............  53,577  1,071,540
     Drew Industries, Inc...............................  23,102  1,039,590
     DSW, Inc. Class A..................................  33,114    880,501
#    Dunkin' Brands Group, Inc..........................  48,392  2,074,081
#*   Education Management Corp..........................  28,756     37,095
     Educational Development Corp.......................   1,000      4,800
     Einstein Noah Restaurant Group, Inc................  16,288    246,437
*    Emerson Radio Corp.................................  11,467     18,462
*    Emmis Communications Corp. Class A.................   9,895     24,738
#*   Empire Resorts, Inc................................     895      4,323
#*   Entercom Communications Corp. Class A..............  14,466    136,704
*    Entertainment Gaming Asia, Inc.....................     991        685
#    Entravision Communications Corp. Class A...........  31,108    173,894
     Escalade, Inc......................................   5,585     88,802
#    Ethan Allen Interiors, Inc.........................  19,917    456,498
*    EW Scripps Co. (The) Class A.......................  30,612    663,668
     Expedia, Inc.......................................  11,934    947,798
*    Express, Inc.......................................  30,887    480,602
o#*  FAB Universal Corp.................................  10,974     12,631
     Family Dollar Stores, Inc..........................  13,459  1,006,060

                                     1298

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Famous Dave's Of America, Inc......................   4,600 $   114,678
#*  Federal-Mogul Holdings Corp........................  57,418     915,243
*   Fiesta Restaurant Group, Inc.......................  13,204     599,198
    Finish Line, Inc. (The) Class A....................  40,407   1,062,300
#*  Five Below, Inc....................................  13,075     478,806
    Flexsteel Industries, Inc..........................   2,403      72,715
    Foot Locker, Inc................................... 105,409   5,010,090
    Ford Motor Co...................................... 693,398  11,801,634
*   Fossil Group, Inc..................................  15,065   1,476,370
#   Fred's, Inc. Class A...............................  23,700     375,171
    Frisch's Restaurants, Inc..........................   2,647      62,602
#*  FTD Cos., Inc......................................  15,412     507,671
#*  Fuel Systems Solutions, Inc........................  13,533     142,097
*   Full House Resorts, Inc............................   5,091       7,178
#*  G-III Apparel Group, Ltd...........................  14,776   1,147,652
*   Gaiam, Inc. Class A................................   9,924      65,300
#   GameStop Corp. Class A.............................  87,958   3,691,597
*   Gaming Partners International Corp.................   3,430      29,635
    Gannett Co., Inc................................... 152,595   4,992,908
    Gap, Inc. (The)....................................  94,475   3,789,392
#   Garmin, Ltd........................................  56,321   3,099,908
#*  Geeknet, Inc.......................................   3,343      39,882
    General Motors Co.................................. 170,801   5,776,490
*   Genesco, Inc.......................................  19,068   1,454,316
    Gentex Corp........................................  74,326   2,148,021
*   Gentherm, Inc......................................  24,227   1,013,900
    Genuine Parts Co...................................  30,256   2,505,802
    Goodyear Tire & Rubber Co. (The)...................  45,600   1,147,752
    Gordmans Stores, Inc...............................   4,712      17,057
    Graham Holdings Co. Class B........................   4,575   3,137,306
*   Grand Canyon Education, Inc........................  25,050   1,077,150
#*  Gray Television, Inc...............................  36,725     447,310
*   Gray Television, Inc. Class A......................   2,300      21,988
#   Group 1 Automotive, Inc............................  20,076   1,484,018
#*  Groupon, Inc.......................................  11,275      72,949
#   Guess?, Inc........................................  51,018   1,326,978
    H&R Block, Inc.....................................  40,208   1,291,883
    Hanesbrands, Inc...................................  17,637   1,723,311
    Harley-Davidson, Inc...............................  36,430   2,252,103
    Harman International Industries, Inc...............  19,815   2,150,918
    Harte-Hanks, Inc...................................  42,944     281,713
#   Hasbro, Inc........................................  10,470     523,081
    Haverty Furniture Cos., Inc........................  14,219     316,088
    Haverty Furniture Cos., Inc. Class A...............     717      15,960
*   Helen of Troy, Ltd.................................  22,083   1,184,311
*   hhgregg, Inc.......................................  20,538     146,025
#*  Hibbett Sports, Inc................................  13,947     696,095
#*  Hollywood Media Corp...............................   3,306       4,166
    Home Depot, Inc. (The)............................. 110,670   8,947,669
    Hooker Furniture Corp..............................   7,263     105,459
#*  Hovnanian Enterprises, Inc. Class A................  14,667      58,668
#   HSN, Inc...........................................  26,405   1,475,775
*   Hyatt Hotels Corp. Class A.........................  10,629     625,304

                                     1299

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc............................  47,177 $1,992,285
    International Game Technology......................  67,629  1,144,959
    International Speedway Corp. Class A...............  19,492    590,997
    Interpublic Group of Cos., Inc. (The).............. 130,592  2,573,968
    Interval Leisure Group, Inc........................  37,962    804,035
#*  iRobot Corp........................................  20,396    660,219
*   Isle of Capri Casinos, Inc.........................  16,560    130,990
#*  ITT Educational Services, Inc......................   3,700     52,651
    Jack in the Box, Inc...............................  43,660  2,496,915
#   JAKKS Pacific, Inc.................................  11,057     68,996
*   Jarden Corp........................................  56,010  3,130,959
#*  JC Penney Co., Inc.................................  86,773    813,931
    John Wiley & Sons, Inc. Class A....................  27,670  1,662,690
#   John Wiley & Sons, Inc. Class B....................   2,517    152,077
    Johnson Controls, Inc.............................. 122,657  5,794,317
    Johnson Outdoors, Inc. Class A.....................   3,145     72,524
*   Journal Communications, Inc. Class A...............  30,219    328,783
*   K12, Inc...........................................  20,425    476,107
*   Kate Spade & Co....................................  31,778  1,202,162
#   KB Home............................................  49,212    802,156
*   Kirkland's, Inc....................................  12,017    226,040
#   Kohl's Corp........................................  96,409  5,161,738
*   Kona Grill, Inc....................................   6,114    112,681
    Koss Corp..........................................   2,055      5,405
#*  Krispy Kreme Doughnuts, Inc........................  41,725    638,810
    L Brands, Inc......................................  54,920  3,183,712
    La-Z-Boy, Inc......................................  38,537    810,818
*   Lakeland Industries, Inc...........................   2,263     13,917
#   Lamar Advertising Co. Class A......................  32,452  1,627,468
#*  Lands' End, Inc....................................  10,001    351,935
    Las Vegas Sands Corp...............................  31,707  2,341,562
*   LeapFrog Enterprises, Inc..........................  42,249    305,038
    Lear Corp..........................................  25,594  2,410,187
*   Learning Tree International, Inc...................   7,899     18,800
#   Leggett & Platt, Inc...............................  86,310  2,830,968
#   Lennar Corp. Class A...............................  96,883  3,510,071
    Lennar Corp. Class B...............................  14,859    454,685
*   Libbey, Inc........................................  39,558  1,030,090
#*  Liberty Global P.L.C. Class A......................  19,217    799,427
*   Liberty Global P.L.C. Class B......................     121      5,424
*   Liberty Global P.L.C. Class C...................... 108,552  4,340,994
*   Liberty Interactive Corp. Class A.................. 226,805  6,361,880
*   Liberty Interactive Corp. Class B..................   1,100     30,800
*   Liberty Media Corp.................................  96,612  4,540,764
*   Liberty Media Corp. Class A........................  47,725  2,245,461
*   Liberty Media Corp. Class B........................     581     28,911
*   Liberty Tax, Inc...................................     828     29,071
*   Liberty Ventures Series A..........................  42,474  2,937,502
*   Liberty Ventures Series B..........................     110      8,032
#*  Life Time Fitness, Inc.............................  31,324  1,232,599
#   Lifetime Brands, Inc...............................   7,849    133,433
*   LIN Media LLC Class A..............................  17,494    451,520
    Lincoln Educational Services Corp..................  11,973     44,180

                                     1300

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Lions Gate Entertainment Corp......................  10,624 $   327,219
    Lithia Motors, Inc. Class A........................  20,473   1,819,026
*   Live Nation Entertainment, Inc..................... 131,406   3,049,933
*   LKQ Corp........................................... 117,166   3,064,477
*   Loral Space & Communications, Inc..................  12,243     885,169
    Lowe's Cos., Inc................................... 218,761  10,467,714
*   Luby's, Inc........................................  15,643      78,528
#*  Lululemon Athletica, Inc...........................   5,900     226,973
#*  Lumber Liquidators Holdings, Inc...................  14,465     784,292
#*  M/I Homes, Inc.....................................  18,704     384,928
    Macy's, Inc........................................ 131,511   7,600,021
*   Madison Square Garden Co. (The) Class A............  45,325   2,689,585
    Marcus Corp. (The).................................  12,065     213,189
#   Marine Products Corp...............................  19,424     164,910
#*  MarineMax, Inc.....................................  16,534     275,622
#   Marriott International, Inc. Class A...............  21,551   1,394,565
*   Marriott Vacations Worldwide Corp..................   7,947     457,350
#*  Martha Stewart Living Omnimedia, Inc. Class A......  22,939     103,455
    Mattel, Inc........................................  42,182   1,494,297
#   Matthews International Corp. Class A...............  22,801     991,625
#*  Mattress Firm Holding Corp.........................     256      11,930
*   McClatchy Co. (The) Class A........................  37,927     183,187
    McDonald's Corp....................................  68,759   6,501,851
#   MDC Holdings, Inc..................................  36,411     982,005
#*  Media General, Inc. Class A........................  10,569     213,071
    Men's Wearhouse, Inc. (The)........................  33,995   1,710,628
    Meredith Corp......................................  23,856   1,095,468
*   Meritage Homes Corp................................  32,913   1,260,568
*   MGM Resorts International.......................... 212,611   5,706,479
*   Michael Kors Holdings, Ltd.........................  20,635   1,681,340
*   Modine Manufacturing Co............................  42,844     589,962
*   Mohawk Industries, Inc.............................  25,390   3,167,910
*   Monarch Casino & Resort, Inc.......................  11,770     146,890
#   Monro Muffler Brake, Inc...........................  17,643     896,088
    Morningstar, Inc...................................   5,726     388,280
*   Motorcar Parts of America, Inc.....................   7,897     175,787
    Movado Group, Inc..................................  13,455     550,713
*   MTR Gaming Group, Inc..............................  11,998      55,191
*   Multimedia Games Holding Co., Inc..................  18,101     436,596
*   Murphy USA, Inc....................................  31,664   1,564,835
    NACCO Industries, Inc. Class A.....................   4,440     211,744
#*  Nathan's Famous, Inc...............................   2,894     143,861
#   National CineMedia, Inc............................  30,770     494,166
*   Nautilus, Inc......................................  24,378     242,805
*   Netflix, Inc.......................................   3,200   1,352,704
*   New York & Co., Inc................................  46,014     155,067
#   New York Times Co. (The) Class A................... 107,766   1,345,997
    Newell Rubbermaid, Inc.............................  73,006   2,371,235
*   News Corp. Class A................................. 100,666   1,776,755
#*  News Corp. Class B.................................  33,381     574,487
#   Nexstar Broadcasting Group, Inc. Class A...........  10,952     510,254
    NIKE, Inc. Class B.................................  38,660   2,981,846
*   Nobility Homes, Inc................................   1,152      13,248

                                     1301

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Nordstrom, Inc.....................................  31,682 $2,193,345
*   Norwegian Cruise Line Holdings, Ltd................   4,700    154,066
    Nutrisystem, Inc...................................  14,767    237,010
*   NVR, Inc...........................................   2,277  2,564,949
*   O'Reilly Automotive, Inc...........................  38,194  5,729,100
#*  Office Depot, Inc.................................. 356,064  1,783,881
    Omnicom Group, Inc.................................  23,600  1,651,764
*   Orbitz Worldwide, Inc..............................  60,463    535,098
#*  Outerwall, Inc.....................................  20,048  1,103,041
*   Overstock.com, Inc.................................   6,747    109,639
    Oxford Industries, Inc.............................  15,249    908,383
*   Pacific Sunwear of California, Inc.................  18,409     37,370
#*  Panera Bread Co. Class A...........................   7,325  1,078,972
    Papa John's International, Inc.....................  28,426  1,185,080
*   Penn National Gaming, Inc..........................  55,512    581,766
    Penske Automotive Group, Inc.......................  62,637  2,909,489
#*  Pep Boys-Manny, Moe & Jack (The)...................  35,528    375,886
*   Perfumania Holdings, Inc...........................   1,922     12,493
*   Perry Ellis International, Inc.....................  10,487    192,961
#   PetMed Express, Inc................................  13,560    185,772
#   PetSmart, Inc......................................  15,192  1,035,183
#   Pier 1 Imports, Inc................................  56,100    844,866
#*  Pinnacle Entertainment, Inc........................  34,461    751,250
    Polaris Industries, Inc............................  10,800  1,593,432
#   Pool Corp..........................................  24,941  1,365,769
*   Popeyes Louisiana Kitchen, Inc.....................  13,182    531,235
*   Priceline Group, Inc. (The)........................   3,200  3,975,840
    PulteGroup, Inc.................................... 235,977  4,164,994
    PVH Corp...........................................  35,211  3,879,548
#*  Quiksilver, Inc.................................... 116,388    348,000
#*  Radio One, Inc. Class D............................     841      3,675
#*  RadioShack Corp....................................   6,000      3,720
    Ralph Lauren Corp..................................   9,100  1,418,326
*   Reading International, Inc. Class A................   4,671     37,508
*   Red Lion Hotels Corp...............................  10,267     56,263
*   Red Robin Gourmet Burgers, Inc.....................  12,535    806,753
#   Regal Entertainment Group Class A..................  35,714    694,994
    Regis Corp.........................................  38,861    541,334
#   Rent-A-Center, Inc.................................  40,650    973,161
#*  Rentrak Corp.......................................   5,384    267,262
    RG Barry Corp......................................   7,961    150,383
*   Rick's Cabaret International, Inc..................   6,006     66,546
    Rocky Brands, Inc..................................   3,771     56,867
    Ross Stores, Inc...................................  25,604  1,648,898
    Royal Caribbean Cruises, Ltd.......................  94,154  5,616,286
*   Ruby Tuesday, Inc..................................  41,572    249,848
    Ruth's Hospitality Group, Inc......................  42,076    477,563
#   Ryland Group, Inc. (The)...........................  30,920    992,532
    Saga Communications, Inc. Class A..................   1,505     54,180
    Salem Communications Corp. Class A.................   8,669     75,507
*   Sally Beauty Holdings, Inc.........................  41,679  1,081,570
#   Scholastic Corp....................................   7,300    258,566
#*  Scientific Games Corp. Class A.....................  58,483    499,445

                                     1302

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Scripps Networks Interactive, Inc. Class A.........  14,900 $ 1,227,909
#*  Sears Holdings Corp................................  33,250   1,268,487
    SeaWorld Entertainment, Inc........................  28,306     788,322
#*  Select Comfort Corp................................  34,836     703,687
    Service Corp. International........................ 157,874   3,315,354
*   Shiloh Industries, Inc.............................  12,491     212,347
    Shoe Carnival, Inc.................................  14,310     254,718
#*  Shutterfly, Inc....................................  27,213   1,342,145
    Signet Jewelers, Ltd...............................  48,553   4,942,210
#   Sinclair Broadcast Group, Inc. Class A.............  13,900     449,109
    Six Flags Entertainment Corp.......................  41,784   1,596,984
#*  Sizmek, Inc........................................  19,309     175,519
*   Skechers U.S.A., Inc. Class A......................  27,202   1,419,128
#*  Skullcandy, Inc....................................   4,287      28,980
*   Skyline Corp.......................................   3,075      14,483
#*  Smith & Wesson Holding Corp........................   1,842      22,749
    Sonic Automotive, Inc. Class A.....................  33,294     809,710
*   Sonic Corp.........................................  33,893     699,890
#   Sotheby's..........................................  37,090   1,470,618
    Spartan Motors, Inc................................  22,035      94,751
#   Speedway Motorsports, Inc..........................  25,143     438,494
*   Sport Chalet, Inc. Class A.........................     100         113
#   Stage Stores, Inc..................................  26,164     471,475
    Standard Motor Products, Inc.......................  20,422     736,213
#*  Standard Pacific Corp.............................. 132,350     997,919
*   Stanley Furniture Co., Inc.........................   8,226      21,305
#   Staples, Inc....................................... 157,657   1,827,245
    Starbucks Corp.....................................  38,500   2,990,680
    Starwood Hotels & Resorts Worldwide, Inc...........  14,600   1,121,864
*   Starz..............................................  62,748   1,788,945
*   Starz Class B......................................     581      17,140
#   Stein Mart, Inc....................................  31,495     408,805
*   Steiner Leisure, Ltd...............................   9,410     375,553
*   Steven Madden, Ltd.................................  48,948   1,558,994
*   Stoneridge, Inc....................................  22,370     245,399
    Strattec Security Corp.............................   1,897     119,189
*   Strayer Education, Inc.............................   5,635     292,006
#   Sturm Ruger & Co., Inc.............................  10,514     525,279
#   Superior Industries International, Inc.............  17,116     320,240
    Superior Uniform Group, Inc........................   4,706      97,650
    Sypris Solutions, Inc..............................   8,523      40,399
#*  Systemax, Inc......................................  21,834     298,471
    Tandy Leather Factory, Inc.........................   1,550      14,477
    Target Corp........................................  91,284   5,439,614
*   Taylor Morrison Home Corp. Class A.................  14,154     251,658
*   Tempur Sealy International, Inc....................  16,702     913,766
*   Tenneco, Inc.......................................  19,700   1,254,890
#*  Tesla Motors, Inc..................................   7,691   1,717,400
    Texas Roadhouse, Inc...............................  62,601   1,557,513
    Thor Industries, Inc...............................  41,533   2,200,003
    Tiffany & Co.......................................  20,196   1,971,332
    Time Warner Cable, Inc.............................  88,298  12,812,040
    Time Warner, Inc................................... 218,287  18,122,187

                                     1303

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Time, Inc..........................................  27,285 $   657,568
    TJX Cos., Inc. (The)...............................  56,625   3,017,546
*   Toll Brothers, Inc.................................  83,371   2,725,398
*   Tower International, Inc...........................  12,195     384,143
    Town Sports International Holdings, Inc............  12,534      57,656
    Tractor Supply Co..................................  49,600   3,083,632
    Trans World Entertainment Corp.....................     900       3,240
#*  TripAdvisor, Inc...................................   6,625     628,315
*   TRW Automotive Holdings Corp.......................  54,943   5,620,119
#*  Tuesday Morning Corp...............................  18,100     297,926
#*  Tumi Holdings, Inc.................................   8,180     172,434
#   Tupperware Brands Corp.............................  11,780     857,348
    Twenty-First Century Fox, Inc. Class A............. 262,906   8,328,862
    Twenty-First Century Fox, Inc. Class B.............  61,450   1,945,507
*   Ulta Salon Cosmetics & Fragrance, Inc..............  22,200   2,049,726
#*  Under Armour, Inc. Class A.........................  25,200   1,682,100
*   Unifi, Inc.........................................  12,128     347,346
*   Universal Electronics, Inc.........................  10,185     485,112
    Universal Technical Institute, Inc.................  15,126     181,058
#*  UQM Technologies, Inc..............................     101         166
*   Urban Outfitters, Inc..............................  55,177   1,971,474
*   US Auto Parts Network, Inc.........................  16,002      52,487
    Vail Resorts, Inc..................................  28,250   2,132,875
    Value Line, Inc....................................   1,300      21,710
#*  Valuevision Media, Inc. Class A....................  33,806     154,831
    VF Corp............................................  62,060   3,802,416
    Viacom, Inc. Class A...............................   2,201     182,991
    Viacom, Inc. Class B...............................  50,371   4,164,171
*   Visteon Corp.......................................  31,772   3,034,226
#*  Vitacost.com, Inc..................................   1,483      11,834
#*  Vitamin Shoppe, Inc................................  18,094     771,709
*   VOXX International Corp............................  14,415     142,853
    Walt Disney Co. (The).............................. 365,590  31,396,869
#   Weight Watchers International, Inc.................  12,265     266,028
*   Wells-Gardner Electronics Corp.....................   2,033       2,480
#   Wendy's Co. (The).................................. 271,152   2,209,889
*   West Marine, Inc...................................  14,715     126,255
#*  Wet Seal, Inc. (The) Class A.......................  61,826      57,010
#   Weyco Group, Inc...................................   4,889     126,918
    Whirlpool Corp.....................................  29,749   4,243,397
    Williams-Sonoma, Inc...............................  26,276   1,762,331
    Winmark Corp.......................................   2,565     167,931
#*  Winnebago Industries, Inc..........................  18,259     429,087
#   Wolverine World Wide, Inc..........................  50,426   1,223,335
#   World Wrestling Entertainment, Inc. Class A........  17,946     223,966
    Wyndham Worldwide Corp.............................  81,926   6,189,509
    Wynn Resorts, Ltd..................................   6,767   1,442,724
    Yum! Brands, Inc...................................  33,855   2,349,537
*   Zagg, Inc..........................................  12,320      62,955

                                     1304

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   Zumiez, Inc........................................  21,576 $    600,892
                                                                ------------
Total Consumer Discretionary...........................          673,777,036
                                                                ------------
Consumer Staples -- (5.3%)
#   Alico, Inc.........................................   4,131      152,475
*   Alliance One International, Inc....................  58,487      132,765
    Altria Group, Inc.................................. 130,474    5,297,244
    Andersons, Inc. (The)..............................  19,668    1,062,465
    Archer-Daniels-Midland Co.......................... 123,254    5,718,986
#   Avon Products, Inc.................................  22,472      296,630
#   B&G Foods, Inc.....................................  41,217    1,156,961
#*  Boston Beer Co., Inc. (The) Class A................   3,187      702,415
#*  Boulder Brands, Inc................................  41,360      469,436
*   Bridgford Foods Corp...............................   2,509       19,934
    Brown-Forman Corp. Class A.........................   5,843      503,667
    Brown-Forman Corp. Class B.........................   7,762      672,577
    Bunge, Ltd.........................................  66,121    5,212,980
    Cal-Maine Foods, Inc...............................  14,046    1,000,075
    Calavo Growers, Inc................................  10,534      363,318
#   Campbell Soup Co...................................  47,390    1,970,950
#   Casey's General Stores, Inc........................  28,458    1,883,066
    CCA Industries, Inc................................   3,031       10,669
*   Central Garden and Pet Co..........................  10,091       92,736
*   Central Garden and Pet Co. Class A.................  28,381      264,795
#*  Chefs' Warehouse, Inc. (The).......................     868       15,251
#*  Chiquita Brands International, Inc.................  30,377      291,315
    Church & Dwight Co., Inc...........................  39,888    2,560,012
#   Clorox Co. (The)...................................  20,053    1,742,004
    Coca-Cola Bottling Co. Consolidated................   5,472      382,055
    Coca-Cola Co. (The)................................ 322,507   12,671,300
    Coca-Cola Enterprises, Inc......................... 139,333    6,332,685
    Colgate-Palmolive Co...............................  76,902    4,875,587
    ConAgra Foods, Inc................................. 122,978    3,705,327
*   Constellation Brands, Inc. Class A.................  80,514    6,703,596
#*  Constellation Brands, Inc. Class B.................   1,902      158,246
    Costco Wholesale Corp..............................  41,646    4,895,071
#*  Craft Brew Alliance, Inc...........................   9,963      111,785
#*  Crimson Wine Group, Ltd............................   9,858       92,665
    CVS Caremark Corp.................................. 278,252   21,247,323
*   Darling Ingredients, Inc...........................  83,386    1,560,986
#   Dean Foods Co......................................  68,067    1,042,786
*   Diamond Foods, Inc.................................  11,403      306,285
    Dr Pepper Snapple Group, Inc.......................  96,332    5,660,468
#*  Elizabeth Arden, Inc...............................  19,875      410,021
    Energizer Holdings, Inc............................  19,800    2,272,248
    Estee Lauder Cos., Inc. (The) Class A..............  17,200    1,263,512
*   Farmer Bros. Co....................................  10,619      217,371
#   Flowers Foods, Inc.................................  72,622    1,386,354
#   Fresh Del Monte Produce, Inc.......................  39,637    1,186,732
#*  Fresh Market, Inc. (The)...........................     789       23,615
    General Mills, Inc.................................  52,750    2,645,412
    Golden Enterprises, Inc............................   1,623        6,606
#*  Hain Celestial Group, Inc. (The)...................  28,000    2,394,000

                                     1305

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Harbinger Group, Inc...............................     907 $    10,639
#   Herbalife, Ltd.....................................  14,046     736,010
    Hershey Co. (The)..................................   9,834     866,867
    Hillshire Brands Co. (The).........................  23,553   1,478,422
    Hormel Foods Corp..................................  49,862   2,256,754
    Ingles Markets, Inc. Class A.......................   9,113     223,451
    Ingredion, Inc.....................................  45,478   3,348,545
    Inter Parfums, Inc.................................  21,664     566,080
*   Inventure Foods, Inc...............................   4,836      58,274
    J&J Snack Foods Corp...............................  13,087   1,179,008
    JM Smucker Co. (The)...............................  42,558   4,240,479
#   John B. Sanfilippo & Son, Inc......................   4,172     110,349
    Kellogg Co.........................................  14,629     875,253
#   Keurig Green Mountain, Inc.........................  35,660   4,253,525
    Kimberly-Clark Corp................................  30,133   3,129,915
    Kraft Foods Group, Inc.............................  96,569   5,174,650
    Kroger Co. (The)...................................  77,243   3,783,362
    Lancaster Colony Corp..............................  20,276   1,771,109
*   Lifeway Foods, Inc.................................   2,867      35,809
#   Limoneira Co.......................................   1,644      36,250
    Lorillard, Inc.....................................  21,186   1,281,329
*   Mannatech, Inc.....................................     895      11,000
#   McCormick & Co., Inc.(579780107)...................   1,238      81,708
    McCormick & Co., Inc.(579780206)...................  10,400     684,112
    Mead Johnson Nutrition Co..........................  19,400   1,773,936
#*  Medifast, Inc......................................  14,357     412,189
    MGP Ingredients, Inc...............................   8,250      66,412
    Molson Coors Brewing Co. Class A...................     266      18,006
    Molson Coors Brewing Co. Class B...................  68,183   4,604,398
    Mondelez International, Inc. Class A............... 271,871   9,787,356
*   Monster Beverage Corp..............................  27,273   1,744,381
*   National Beverage Corp.............................  22,526     386,096
*   Natural Alternatives International, Inc............   2,465      13,385
    Nu Skin Enterprises, Inc. Class A..................  24,814   1,456,334
*   Nutraceutical International Corp...................   6,531     150,735
#   Oil-Dri Corp. of America...........................   3,793     110,642
*   Omega Protein Corp.................................  15,071     211,295
    Orchids Paper Products Co..........................   3,703      97,759
*   Pantry, Inc. (The).................................  17,373     311,150
    PepsiCo, Inc....................................... 148,327  13,067,609
    Philip Morris International, Inc...................  91,804   7,528,846
*   Pilgrim's Pride Corp...............................  77,033   2,153,843
#*  Post Holdings, Inc.................................  27,508   1,235,659
#   Pricesmart, Inc....................................  15,543   1,279,189
    Procter & Gamble Co. (The)......................... 274,994  21,262,536
    Reliv International, Inc...........................   2,118       2,859
#*  Revlon, Inc. Class A...............................  20,154     614,697
    Reynolds American, Inc.............................  39,700   2,217,245
*   Rite Aid Corp...................................... 267,434   1,789,133
    Rocky Mountain Chocolate Factory, Inc..............   4,490      57,472
    Safeway, Inc.......................................  95,306   3,284,245
#   Sanderson Farms, Inc...............................  29,897   2,723,318
#*  Seaboard Corp......................................     346     986,792

                                     1306

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Seneca Foods Corp. Class A.........................   5,987 $    171,348
*   Seneca Foods Corp. Class B.........................     283        8,603
#   Snyder's-Lance, Inc................................  47,219    1,171,503
    SpartanNash Co.....................................  26,784      561,393
    Spectrum Brands Holdings, Inc......................  34,470    2,874,798
#*  SUPERVALU, Inc.....................................  49,976      458,280
*   Susser Holdings Corp...............................  15,292    1,225,960
    Sysco Corp.........................................  43,612    1,556,512
#   Tootsie Roll Industries, Inc.......................  25,629      674,812
*   TreeHouse Foods, Inc...............................  26,948    1,980,678
    Tyson Foods, Inc. Class A.......................... 120,728    4,492,289
#*  United Natural Foods, Inc..........................  28,272    1,657,305
#   United-Guardian, Inc...............................   1,431       36,548
#   Universal Corp.....................................  14,346      744,988
#*  USANA Health Sciences, Inc.........................   9,882      630,966
#   Vector Group, Ltd..................................  34,299      704,158
    Village Super Market, Inc. Class A.................   4,498      105,793
    Wal-Mart Stores, Inc............................... 291,496   21,448,276
    Walgreen Co........................................ 131,162    9,020,011
    WD-40 Co...........................................  11,114      741,971
#   Weis Markets, Inc..................................  17,134      730,936
*   WhiteWave Foods Co. (The) Class A..................  61,832    1,841,975
    Whole Foods Market, Inc............................  43,218    1,651,792
                                                                ------------
Total Consumer Staples.................................          283,176,074
                                                                ------------
Energy -- (10.9%)
    Adams Resources & Energy, Inc......................   2,611      170,603
    Alon USA Energy, Inc...............................  36,806      472,957
#*  Alpha Natural Resources, Inc....................... 153,464      520,243
    Anadarko Petroleum Corp............................ 156,692   16,742,540
    Apache Corp........................................  82,445    8,463,804
#*  Approach Resources, Inc............................  20,858      438,852
*   Atwood Oceanics, Inc...............................  44,773    2,155,820
    Baker Hughes, Inc..................................  81,010    5,571,058
*   Barnwell Industries, Inc...........................   1,657        5,070
*   Basic Energy Services, Inc.........................  31,915      765,641
#*  Bill Barrett Corp..................................  30,125      723,301
    Bolt Technology Corp...............................   4,747       81,031
*   Bonanza Creek Energy, Inc..........................  39,135    2,193,908
#*  BPZ Resources, Inc.................................  78,116      204,664
    Bristow Group, Inc.................................  24,557    1,752,633
#*  C&J Energy Services, Inc...........................  36,581    1,095,967
    Cabot Oil & Gas Corp............................... 111,368    3,669,576
#*  Cal Dive International, Inc........................  43,515       47,431
*   Callon Petroleum Co................................  29,704      293,476
*   Cameron International Corp.........................  46,841    3,321,495
#   CARBO Ceramics, Inc................................  13,710    1,707,443
*   Carrizo Oil & Gas, Inc.............................  47,748    2,932,205
*   Cheniere Energy, Inc...............................  39,587    2,801,176
    Chesapeake Energy Corp............................. 274,586    7,240,833
    Chevron Corp....................................... 458,235   59,222,291
    Cimarex Energy Co..................................  37,796    5,254,400
#*  Clayton Williams Energy, Inc.......................  11,962    1,272,876

                                     1307

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
#*  Clean Energy Fuels Corp............................    50,500 $    502,980
*   Cloud Peak Energy, Inc.............................    50,453      781,012
*   Cobalt International Energy, Inc...................    17,922      287,110
#   Comstock Resources, Inc............................    33,622      795,497
*   Concho Resources, Inc..............................    45,349    6,385,139
    ConocoPhillips.....................................   310,594   25,624,005
    CONSOL Energy, Inc.................................    55,660    2,160,721
*   Contango Oil & Gas Co..............................    12,681      510,157
#*  Continental Resources, Inc.........................     3,452      506,685
#   CVR Energy, Inc....................................       141        6,638
    Dawson Geophysical Co..............................     5,593      140,384
    Delek US Holdings, Inc.............................    53,388    1,559,997
    Denbury Resources, Inc.............................   159,029    2,695,542
    Devon Energy Corp..................................    79,797    6,024,673
    DHT Holdings, Inc..................................     5,024       33,259
#   Diamond Offshore Drilling, Inc.....................    33,271    1,556,750
*   Diamondback Energy, Inc............................     4,869      400,378
*   Dresser-Rand Group, Inc............................    34,300    2,041,193
*   Dril-Quip, Inc.....................................    20,370    2,052,685
#*  Emerald Oil, Inc...................................    39,542      290,238
#*  Endeavour International Corp.......................    20,038       28,254
    Energen Corp.......................................    19,342    1,578,887
#   Energy XXI Bermuda, Ltd............................    68,937    1,375,983
*   ENGlobal Corp......................................    14,858       41,454
    EnLink Midstream LLC...............................    35,510    1,356,837
    EOG Resources, Inc.................................   128,684   14,083,177
    EQT Corp...........................................    15,391    1,443,984
*   Era Group, Inc.....................................    15,648      419,366
*   Escalera Resources Co..............................     5,667       12,581
    Evolution Petroleum Corp...........................    11,348      120,402
#   Exterran Holdings, Inc.............................    44,829    1,894,025
    Exxon Mobil Corp................................... 1,219,337  120,641,203
#*  FieldPoint Petroleum Corp..........................     3,800       18,962
*   FMC Technologies, Inc..............................    27,818    1,691,334
#*  Forbes Energy Services, Ltd........................       815        4,287
#*  Forest Oil Corp....................................     3,010        6,140
*   Forum Energy Technologies, Inc.....................     1,190       39,615
    GasLog, Ltd........................................    12,766      325,533
*   Gastar Exploration, Inc............................    65,052      430,644
#*  Geospace Technologies Corp.........................     8,531      343,287
#*  Goodrich Petroleum Corp............................     5,238      100,884
    Green Plains, Inc..................................    20,658      774,468
*   Gulf Coast Ultra Deep Royalty Trust................   101,362      242,255
    Gulf Island Fabrication, Inc.......................     9,719      189,521
    Gulfmark Offshore, Inc. Class A....................    19,556      748,408
*   Gulfport Energy Corp...............................    36,497    1,949,305
#*  Halcon Resources Corp..............................    78,022      464,231
    Halliburton Co.....................................    84,471    5,827,654
*   Harvest Natural Resources, Inc.....................    26,317      113,689
*   Helix Energy Solutions Group, Inc..................    96,589    2,456,258
    Helmerich & Payne, Inc.............................    47,022    4,996,558
#*  Hercules Offshore, Inc.............................   103,682      365,997
    Hess Corp..........................................    67,481    6,679,269

                                     1308

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   HKN, Inc...........................................     132 $     9,379
    HollyFrontier Corp................................. 105,180   4,944,512
#*  Hornbeck Offshore Services, Inc....................  24,379   1,065,362
*   ION Geophysical Corp............................... 118,231     443,366
*   Key Energy Services, Inc........................... 132,015     810,572
    Kinder Morgan, Inc.................................  98,425   3,541,332
*   Kodiak Oil & Gas Corp.............................. 226,643   3,522,032
*   Kosmos Energy, Ltd.................................  16,746     161,264
#*  Laredo Petroleum, Inc..............................  54,159   1,469,875
#   LinnCo LLC.........................................  52,412   1,524,665
#*  Magnum Hunter Resources Corp.......................  95,201     612,142
    Marathon Oil Corp.................................. 194,542   7,538,502
    Marathon Petroleum Corp............................  86,553   7,225,444
#*  Matador Resources Co...............................  62,911   1,701,113
*   Matrix Service Co..................................  21,051     565,219
#*  McDermott International, Inc....................... 137,613   1,004,575
*   Mitcham Industries, Inc............................   7,579      98,300
    Murphy Oil Corp....................................  54,812   3,405,470
    Nabors Industries, Ltd............................. 208,158   5,653,571
    National Oilwell Varco, Inc........................  88,107   7,140,191
*   Natural Gas Services Group, Inc....................   9,446     294,715
*   Newfield Exploration Co............................ 111,165   4,479,949
*   Newpark Resources, Inc.............................  62,100     759,483
#   Noble Corp. P.L.C.................................. 108,224   3,394,987
    Noble Energy, Inc..................................  82,164   5,463,084
#*  Northern Oil and Gas, Inc..........................  44,980     723,728
#*  Nuverra Environmental Solutions, Inc...............   7,871     146,558
*   Oasis Petroleum, Inc...............................  71,628   3,828,517
    Occidental Petroleum Corp.......................... 187,825  18,352,381
    Oceaneering International, Inc.....................  22,689   1,540,810
*   Oil States International, Inc......................  34,806   2,133,260
    ONEOK, Inc.........................................  87,909   5,663,977
    Panhandle Oil and Gas, Inc. Class A................   7,226     465,499
*   Parker Drilling Co.................................  87,446     540,416
    Patterson-UTI Energy, Inc.......................... 100,324   3,446,129
    PBF Energy, Inc. Class A...........................   8,161     221,163
*   PDC Energy, Inc....................................  25,330   1,374,406
#   Peabody Energy Corp................................ 160,145   2,429,400
#*  Penn Virginia Corp.................................  47,141     613,776
*   PetroQuest Energy, Inc.............................  82,850     531,069
*   PHI, Inc. Non-Voting...............................   8,387     330,867
*   PHI, Inc. Voting...................................     212       7,838
    Phillips 66........................................ 135,617  10,999,895
*   Pioneer Energy Services Corp.......................  39,527     581,442
    Pioneer Natural Resources Co.......................  14,627   3,239,295
*   PostRock Energy Corp...............................     450         608
*   Pyramid Oil Co.....................................   1,933      10,535
    QEP Resources, Inc................................. 131,484   4,345,546
    Range Resources Corp...............................  37,207   2,812,477
#*  Renewable Energy Group, Inc........................  18,757     210,078
*   REX American Resources Corp........................   5,662     477,590
*   Rex Energy Corp....................................  49,084     676,868
*   RigNet, Inc........................................   5,295     294,508

                                     1309

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   Rosetta Resources, Inc.............................  46,337 $  2,366,431
    Rowan Cos. P.L.C. Class A..........................  87,137    2,659,421
    RPC, Inc........................................... 108,670    2,445,075
#*  SandRidge Energy, Inc.............................. 341,369    2,034,559
    Schlumberger, Ltd.................................. 133,494   14,469,415
#   Scorpio Tankers, Inc...............................  45,878      430,794
#*  SEACOR Holdings, Inc...............................  14,520    1,102,939
#   SemGroup Corp. Class A.............................  29,805    2,297,369
*   Seventy Seven Energy, Inc..........................  19,613      439,920
#   Ship Finance International, Ltd....................  56,229    1,023,368
    SM Energy Co.......................................  46,475    3,650,147
*   Southwestern Energy Co............................. 207,004    8,400,222
    Spectra Energy Corp................................  36,389    1,489,038
*   Steel Excel, Inc...................................   7,165      240,923
*   Stone Energy Corp..................................  44,834    1,705,934
    Superior Energy Services, Inc...................... 109,061    3,664,450
#*  Swift Energy Co....................................  24,055      265,808
#*  Synergy Resources Corp.............................  51,880      545,778
#*  Synthesis Energy Systems, Inc......................  19,454       26,068
    Targa Resources Corp...............................   7,713      983,408
    Teekay Corp........................................  50,607    2,816,786
    Tesco Corp.........................................  28,781      561,805
    Tesoro Corp........................................  90,159    5,548,385
*   TETRA Technologies, Inc............................  57,203      629,805
*   TGC Industries, Inc................................  12,632       49,644
#   Tidewater, Inc.....................................  34,476    1,629,681
#   Transocean, Ltd....................................  66,136    2,667,926
#*  Triangle Petroleum Corp............................  59,482      642,406
#*  Ultra Petroleum Corp...............................  49,504    1,134,632
*   Unit Corp..........................................  33,742    2,137,556
#*  Uranium Energy Corp................................   8,045       14,240
*   Vaalco Energy, Inc.................................  46,565      321,299
    Valero Energy Corp................................. 171,420    8,708,136
#   W&T Offshore, Inc..................................  52,972      710,355
*   Warren Resources, Inc..............................  56,467      332,591
*   Weatherford International P.L.C.................... 339,927    7,604,167
    Western Refining, Inc..............................  69,882    2,862,367
*   Westmoreland Coal Co...............................   7,015      302,276
*   Whiting Petroleum Corp.............................  52,127    4,612,718
*   Willbros Group, Inc................................  34,559      400,539
    Williams Cos., Inc. (The)..........................  44,890    2,542,121
#   World Fuel Services Corp...........................  46,510    1,997,605
*   WPX Energy, Inc.................................... 138,785    2,854,807
#*  Zion Oil & Gas, Inc................................   4,888        9,483
                                                                ------------
Total Energy...........................................          588,400,926
                                                                ------------
Financials -- (15.8%)
    1st Source Corp....................................  17,921      508,777
    1st United Bancorp, Inc............................  14,998      125,233
    Access National Corp...............................   2,539       40,624
    ACE, Ltd...........................................  56,534    5,659,053
*   Affiliated Managers Group, Inc.....................  10,729    2,137,753
    Aflac, Inc......................................... 106,570    6,366,492

                                     1310

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Alexander & Baldwin, Inc...........................    34,940 $ 1,333,660
*   Alleghany Corp.....................................     7,307   3,024,002
    Alliance Bancorp, Inc. of Pennsylvania.............       600       9,528
    Allied World Assurance Co. Holdings AG.............    74,679   2,689,191
    Allstate Corp. (The)...............................   109,667   6,410,036
#*  Altisource Asset Management Corp...................       743     455,474
#*  Altisource Portfolio Solutions SA..................     7,433     805,589
#*  Ambac Financial Group, Inc.........................     6,801     154,111
*   American Capital, Ltd..............................   216,897   3,288,159
    American Equity Investment Life Holding Co.........    61,038   1,351,381
    American Express Co................................   101,212   8,906,656
    American Financial Group, Inc......................    68,646   3,843,490
*   American Independence Corp.........................        75         908
    American International Group, Inc..................   316,145  16,433,217
#   American National Bankshares, Inc..................     3,215      69,155
    American National Insurance Co.....................    10,370   1,130,330
*   American River Bankshares..........................     2,071      18,908
o*  American Spectrum Realty, Inc......................       450         756
    Ameriprise Financial, Inc..........................    65,819   7,871,952
    Ameris Bancorp.....................................    15,044     328,561
    AMERISAFE, Inc.....................................    12,589     460,757
#   AmeriServ Financial, Inc...........................     3,367      10,707
#   Amtrust Financial Services, Inc....................    51,416   2,192,378
    Aon P.L.C..........................................    47,566   4,012,668
*   Arch Capital Group, Ltd............................    57,133   3,053,759
    Argo Group International Holdings, Ltd.............    21,992   1,095,422
#   Arrow Financial Corp...............................     7,916     201,066
    Arthur J Gallagher & Co............................    38,758   1,744,110
    Aspen Insurance Holdings, Ltd......................    46,525   1,861,465
    Associated Banc-Corp...............................   116,077   2,080,100
    Assurant, Inc......................................    58,099   3,681,153
    Assured Guaranty, Ltd..............................   130,351   2,909,434
*   Asta Funding, Inc..................................     7,725      64,736
    Astoria Financial Corp.............................    73,245     943,396
*   Atlantic Coast Financial Corp......................       386       1,610
#*  Atlanticus Holdings Corp...........................    12,895      34,301
    Auburn National Bancorporation, Inc................       757      18,683
#*  AV Homes, Inc......................................     6,192      96,533
    Axis Capital Holdings, Ltd.........................    65,306   2,817,954
#   Baldwin & Lyons, Inc. Class A......................       298       7,142
    Baldwin & Lyons, Inc. Class B......................     6,095     150,546
    Banc of California, Inc............................     7,068      83,897
#   Bancfirst Corp.....................................    10,199     621,119
#*  Bancorp, Inc.......................................    25,866     245,727
#   BancorpSouth, Inc..................................    79,716   1,663,673
    Bank Mutual Corp...................................    29,001     174,876
    Bank of America Corp............................... 1,945,712  29,672,108
    Bank of Commerce Holdings..........................     4,204      26,611
    Bank of Hawaii Corp................................    33,755   1,930,111
    Bank of Kentucky Financial Corp (The)..............     1,629      56,282
    Bank of New York Mellon Corp. (The)................   161,097   6,289,227
#   Bank of the Ozarks, Inc............................    49,968   1,537,515
    BankFinancial Corp.................................    11,704     119,615

                                     1311

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    BankUnited, Inc....................................  70,311 $ 2,196,516
    Banner Corp........................................  16,566     666,616
    Bar Harbor Bankshares..............................   2,607      71,171
    BB&T Corp.......................................... 136,908   5,068,334
    BBCN Bancorp, Inc..................................  59,394     892,098
#*  BBX Capital Corp. Class A..........................   3,756      67,908
    BCB Bancorp, Inc...................................   2,691      35,118
#*  Bear State Financial, Inc..........................      99         830
*   Beneficial Mutual Bancorp, Inc.....................  49,649     649,409
*   Berkshire Hathaway, Inc. Class B................... 108,479  13,606,521
    Berkshire Hills Bancorp, Inc.......................  15,885     383,940
#   BGC Partners, Inc. Class A......................... 250,422   1,960,804
    BlackRock, Inc.....................................  23,004   7,010,009
#*  BofI Holding, Inc..................................  13,816   1,030,535
#   BOK Financial Corp.................................  41,136   2,724,849
    Boston Private Financial Holdings, Inc.............  59,787     746,142
    Bridge Bancorp, Inc................................   1,438      34,368
#*  Bridge Capital Holdings............................   1,976      42,148
    Brookline Bancorp, Inc.............................  63,188     570,588
    Brown & Brown, Inc................................. 103,387   3,182,252
    Bryn Mawr Bank Corp................................   8,610     253,995
    C&F Financial Corp.................................     353      12,097
    Calamos Asset Management, Inc. Class A.............  13,731     162,850
    California First National Bancorp..................   1,859      27,104
#   Camden National Corp...............................   5,283     187,177
    Cape Bancorp, Inc..................................   1,253      12,994
*   Capital Bank Financial Corp. Class A...............   1,021      23,258
#   Capital City Bank Group, Inc.......................   9,989     134,152
    Capital One Financial Corp......................... 121,877   9,694,097
    Capital Southwest Corp.............................   8,387     293,880
#   Capitol Federal Financial, Inc..................... 110,373   1,291,364
#   Cardinal Financial Corp............................  25,475     449,888
*   Carolina Bank Holdings, Inc........................     900       9,126
*   Cascade Bancorp....................................  15,277      82,801
#   Cash America International, Inc....................  19,759     877,102
    Cathay General Bancorp.............................  66,196   1,693,956
    CBOE Holdings, Inc.................................  21,284   1,031,635
*   CBRE Group, Inc. Class A...........................  37,078   1,143,486
    Centerstate Banks, Inc.............................  17,638     183,788
    Central Pacific Financial Corp.....................  11,128     199,191
#   Century Bancorp, Inc. Class A......................   1,308      45,806
    Charles Schwab Corp. (The).........................  80,456   2,232,654
    Chemical Financial Corp............................  19,431     536,296
    Chicopee Bancorp, Inc..............................   3,900      64,272
    Chubb Corp. (The)..................................  59,421   5,152,395
    Cincinnati Financial Corp..........................  70,627   3,250,255
    CIT Group, Inc.....................................  87,478   4,296,045
    Citigroup, Inc..................................... 694,510  33,968,484
    Citizens Community Bancorp, Inc....................   1,100       9,680
    Citizens Holding Co................................     200       3,812
#*  Citizens, Inc......................................  30,883     208,151
#   City Holding Co....................................  10,680     444,822
    City National Corp.................................  37,948   2,855,587

                                     1312

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    CKX Lands, Inc.....................................      39 $      660
    Clifton Bancorp, Inc...............................  14,809    183,039
    CME Group, Inc.....................................  63,511  4,696,003
    CNA Financial Corp.................................  77,905  2,911,310
    CNB Financial Corp.................................   5,633     93,113
    CNO Financial Group, Inc........................... 150,916  2,441,821
    CoBiz Financial, Inc...............................  27,571    312,104
    Codorus Valley Bancorp, Inc........................     539     11,308
#   Cohen & Steers, Inc................................   9,219    382,681
#*  Colonial Financial Services, Inc...................     721      8,922
*   Colony Bankcorp, Inc...............................     327      2,070
    Columbia Banking System, Inc.......................  36,162    921,769
#   Comerica, Inc......................................  81,350  4,088,651
#   Commerce Bancshares, Inc...........................  67,454  3,039,477
    Commercial National Financial Corp.................     923     19,383
#   Community Bank System, Inc.........................  30,721  1,082,301
*   Community Bankers Trust Corp.......................     700      3,038
#   Community Trust Bancorp, Inc.......................  11,820    413,582
    ConnectOne Bancorp, Inc............................  10,030    190,570
    Consolidated-Tomoka Land Co........................   2,770    123,597
*   Consumer Portfolio Services, Inc...................   8,379     60,832
*   Cowen Group, Inc. Class A..........................  83,302    333,208
    Crawford & Co. Class A.............................  16,580    131,314
#   Crawford & Co. Class B.............................  16,901    155,489
*   Credit Acceptance Corp.............................  12,644  1,437,939
#   Cullen/Frost Bankers, Inc..........................  42,390  3,305,148
#*  Customers Bancorp, Inc.............................   1,824     34,583
#   CVB Financial Corp.................................  71,868  1,098,862
#   Diamond Hill Investment Group, Inc.................   1,238    158,192
    Dime Community Bancshares, Inc.....................  35,273    533,328
    Discover Financial Services........................ 122,509  7,480,400
    Donegal Group, Inc. Class A........................  13,439    202,660
#   Donegal Group, Inc. Class B........................   1,947     43,029
*   E*TRADE Financial Corp............................. 202,767  4,262,162
    East West Bancorp, Inc.............................  98,614  3,358,793
*   Eastern Virginia Bankshares, Inc...................     889      5,618
#   Eaton Vance Corp...................................  15,711    551,927
*   eHealth, Inc.......................................  13,257    274,420
    EMC Insurance Group, Inc...........................   7,870    231,614
    Employers Holdings, Inc............................  25,610    545,493
#*  Encore Capital Group, Inc..........................  18,113    769,440
    Endurance Specialty Holdings, Ltd..................  38,019  2,010,825
*   Enstar Group, Ltd..................................   9,740  1,344,120
#   Enterprise Bancorp, Inc............................   3,460     67,851
    Enterprise Financial Services Corp.................  10,250    178,862
    Erie Indemnity Co. Class A.........................  19,138  1,401,284
#   ESB Financial Corp.................................   7,462     92,753
    ESSA Bancorp, Inc..................................   9,762    112,946
    Evans Bancorp, Inc.................................     807     18,884
    Evercore Partners, Inc. Class A....................  25,515  1,392,098
    Everest Re Group, Ltd..............................  24,621  3,838,660
#*  Ezcorp, Inc. Class A...............................  45,819    448,568
*   Farmers Capital Bank Corp..........................   1,450     34,235

                                     1313

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    FBL Financial Group, Inc. Class A..................  19,223 $  822,360
    Federal Agricultural Mortgage Corp. Class A........     635     14,764
    Federal Agricultural Mortgage Corp. Class C........   6,100    177,815
#   Federated Investors, Inc. Class B..................  25,009    705,754
    Federated National Holding Co......................   5,775    116,482
    Fidelity Southern Corp.............................   4,488     62,159
    Fifth Third Bancorp................................ 332,750  6,814,720
    Financial Institutions, Inc........................   9,000    199,800
*   First Acceptance Corp..............................  16,289     37,628
#   First American Financial Corp......................  70,958  1,925,800
#   First Bancorp, Inc.................................   3,162     51,888
*   First BanCorp.(318672706)..........................  20,335    104,522
    First Bancorp.(318910106)..........................  10,815    173,905
    First Busey Corp...................................  58,980    327,339
    First Business Financial Services, Inc.............   1,140     49,727
*   First Cash Financial Services, Inc.................  22,087  1,245,928
    First Citizens BancShares, Inc. Class A............   5,604  1,246,049
#   First Commonwealth Financial Corp..................  90,198    772,095
    First Community Bancshares, Inc....................  11,710    172,254
    First Defiance Financial Corp......................   5,122    138,345
    First Financial Bancorp............................  41,360    675,822
#   First Financial Bankshares, Inc....................  42,226  1,240,600
    First Financial Corp...............................   9,396    288,081
    First Financial Northwest, Inc.....................  11,880    124,978
#*  First Financial Service Corp.......................     100        375
#   First Horizon National Corp........................ 175,264  2,064,610
    First Interstate Bancsystem, Inc...................  15,082    393,640
#*  First Marblehead Corp. (The).......................   1,551      7,879
    First Merchants Corp...............................  23,483    468,016
    First Midwest Bancorp, Inc.........................  56,795    920,079
    First Niagara Financial Group, Inc................. 244,219  2,100,283
    First Republic Bank................................  24,111  1,126,466
    First South Bancorp, Inc...........................   4,040     30,866
*   First United Corp..................................   1,100      9,372
    FirstMerit Corp.................................... 115,522  2,033,187
*   Flagstar Bancorp, Inc..............................  23,065    422,089
    Flushing Financial Corp............................  22,048    409,652
#   FNB Corp........................................... 121,836  1,498,583
*   FNF Group.......................................... 140,300  3,803,533
*   FNFV Group.........................................  46,761    765,010
*   Forest City Enterprises, Inc. Class A.............. 124,481  2,386,301
*   Forest City Enterprises, Inc. Class B..............   4,120     80,093
*   Forestar Group, Inc................................  24,044    449,623
*   Fortegra Financial Corp............................     203      1,415
    Fox Chase Bancorp, Inc.............................  11,004    185,087
*   Franklin Financial Corp............................   1,410     28,045
    Franklin Resources, Inc............................  41,760  2,261,304
    Fulton Financial Corp.............................. 143,680  1,629,331
#   FXCM, Inc. Class A.................................  16,357    222,782
#   Gain Capital Holdings, Inc.........................  18,826    119,733
    GAMCO Investors, Inc. Class A......................   4,711    361,004
*   Genworth Financial, Inc. Class A................... 223,449  2,927,182
#   German American Bancorp, Inc.......................   7,495    193,746

                                     1314

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    GFI Group, Inc.....................................  76,676 $   347,342
#   Glacier Bancorp, Inc...............................  50,378   1,334,009
*   Global Indemnity P.L.C.............................  10,235     255,159
    Goldman Sachs Group, Inc. (The)....................  81,303  14,054,850
    Great Southern Bancorp, Inc........................   8,114     252,995
#*  Green Dot Corp. Class A............................  22,814     410,424
#   Greenhill & Co., Inc...............................  12,890     589,975
*   Greenlight Capital Re, Ltd. Class A................  23,152     749,199
    Griffin Land & Nurseries, Inc......................   2,369      63,039
    Guaranty Bancorp...................................   1,008      13,104
#*  Hallmark Financial Services, Inc...................  10,784      96,732
    Hampden Bancorp, Inc...............................   1,565      26,957
    Hancock Holding Co.................................  57,308   1,859,072
    Hanmi Financial Corp...............................  25,036     528,760
    Hanover Insurance Group, Inc. (The)................  37,423   2,163,424
    Harleysville Savings Financial Corp................   1,326      22,542
#*  Harris & Harris Group, Inc.........................  17,939      55,970
    Hartford Financial Services Group, Inc. (The)...... 207,987   7,104,836
#   Hawthorn Bancshares, Inc...........................     250       3,100
    HCC Insurance Holdings, Inc........................  70,243   3,278,943
    HCI Group, Inc.....................................   8,272     330,053
    Heartland Financial USA, Inc.......................  10,486     249,881
    Heritage Commerce Corp.............................  14,694     117,552
    Heritage Financial Corp............................  17,313     275,450
    Heritage Financial Group, Inc......................     782      15,718
    HF Financial Corp..................................     761      10,251
    HFF, Inc. Class A..................................  25,155     854,264
*   Hilltop Holdings, Inc..............................  58,405   1,197,302
    Hingham Institution for Savings....................     248      20,480
*   HMN Financial, Inc.................................     212       2,529
*   Home Bancorp, Inc..................................   3,783      82,923
    Home BancShares, Inc...............................  39,235   1,179,404
*   HomeTrust Bancshares, Inc..........................   2,493      37,919
    HopFed Bancorp, Inc................................   1,664      20,035
    Horace Mann Educators Corp.........................  24,083     689,978
    Horizon Bancorp....................................   1,417      30,210
*   Howard Hughes Corp. (The)..........................  27,641   4,019,554
    Hudson City Bancorp, Inc........................... 285,251   2,781,197
    Hudson Valley Holding Corp.........................   9,720     169,031
    Huntington Bancshares, Inc......................... 359,754   3,532,784
    Iberiabank Corp....................................  21,813   1,431,151
*   ICG Group, Inc.....................................  29,106     492,474
#*  Imperial Holdings, Inc.............................   1,539      10,496
#   Independence Holding Co............................   6,304      78,863
#   Independent Bank Corp..............................  15,814     577,369
    Independent Bank Group, Inc........................     941      45,177
    Infinity Property & Casualty Corp..................   7,323     474,237
    Interactive Brokers Group, Inc. Class A............  60,483   1,392,016
    Intercontinental Exchange, Inc.....................  21,406   4,114,661
    International Bancshares Corp......................  46,277   1,173,122
    Intervest Bancshares Corp. Class A.................   8,831      70,471
#*  INTL. FCStone, Inc.................................  12,649     247,920
    Invesco, Ltd....................................... 155,333   5,845,181

                                     1315

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Investment Technology Group, Inc...................  19,534 $   357,277
    Investors Bancorp, Inc............................. 231,672   2,397,805
    Investors Title Co.................................     675      46,636
#   Janus Capital Group, Inc........................... 126,443   1,440,186
    JMP Group, Inc.....................................  11,563      77,935
    Jones Lang LaSalle, Inc............................  28,960   3,582,352
    JPMorgan Chase & Co................................ 899,243  51,859,344
*   KCG Holdings, Inc. Class A.........................   5,973      68,212
#*  Kearny Financial Corp..............................  38,365     578,161
    Kemper Corp........................................  40,750   1,410,357
    Kennedy-Wilson Holdings, Inc.......................  46,271   1,082,741
    Kentucky First Federal Bancorp.....................   1,549      13,290
    KeyCorp............................................ 362,394   4,906,815
#*  Ladenburg Thalmann Financial Services, Inc.........  27,071      84,732
    Lake Shore Bancorp, Inc............................     125       1,544
    Lakeland Bancorp, Inc..............................  21,403     214,886
#   Lakeland Financial Corp............................  11,356     413,245
    Landmark Bancorp, Inc..............................   1,274      26,971
#   Legg Mason, Inc....................................  92,842   4,405,353
    Leucadia National Corp............................. 197,767   4,886,823
    Life Partners Holdings, Inc........................   6,612      13,555
    Lincoln National Corp.............................. 105,037   5,502,888
    LNB Bancorp, Inc...................................   5,305      64,244
    Loews Corp.........................................  75,812   3,193,960
    Louisiana Bancorp, Inc.............................   2,000      39,340
    LPL Financial Holdings, Inc........................  49,132   2,332,787
#   M&T Bank Corp......................................  59,029   7,172,023
    Macatawa Bank Corp.................................  17,866      83,970
#   Maiden Holdings, Ltd...............................  54,957     630,906
    MainSource Financial Group, Inc....................  13,398     218,789
    Manning & Napier, Inc..............................   3,776      64,758
*   Markel Corp........................................   7,299   4,613,771
#   MarketAxess Holdings, Inc..........................  18,326   1,030,471
    Marlin Business Services Corp......................   8,715     160,356
    Marsh & McLennan Cos., Inc.........................  49,464   2,511,287
#*  Maui Land & Pineapple Co., Inc.....................   1,700      12,410
    MB Financial, Inc..................................  40,335   1,086,625
#*  MBIA, Inc.......................................... 166,900   1,598,902
*   MBT Financial Corp.................................   2,175      11,093
#   MCG Capital Corp...................................  48,844     193,911
    McGraw Hill Financial, Inc.........................  13,649   1,094,923
#   Meadowbrook Insurance Group, Inc...................  28,529     172,030
    Medallion Financial Corp...........................  14,885     165,819
    Mercantile Bank Corp...............................   5,806     111,011
    Merchants Bancshares, Inc..........................   2,632      76,486
    Mercury General Corp...............................  38,157   1,878,088
#*  Meridian Bancorp, Inc..............................  31,007     336,731
#   Meta Financial Group, Inc..........................     496      18,253
    MetLife, Inc....................................... 165,434   8,701,828
*   Metro Bancorp, Inc.................................   8,480     194,616
#*  MGIC Investment Corp............................... 111,894     826,897
    MicroFinancial, Inc................................   1,885      14,401
#   MidSouth Bancorp, Inc..............................   4,898      95,511

                                     1316

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   MidWestOne Financial Group, Inc....................   2,909 $   68,362
#   Montpelier Re Holdings, Ltd........................  40,003  1,181,289
    Moody's Corp.......................................  29,086  2,530,482
    Morgan Stanley..................................... 254,510  8,230,853
*   MSB Financial Corp.................................     687      5,496
*   MSCI, Inc..........................................  60,460  2,735,815
    MutualFirst Financial, Inc.........................   1,660     31,922
    NASDAQ OMX Group, Inc. (The).......................  75,383  3,180,409
#   National Interstate Corp...........................  10,252    277,727
    National Penn Bancshares, Inc...................... 104,628  1,077,668
    National Western Life Insurance Co. Class A........     577    139,057
    Navient Corp....................................... 140,466  2,416,015
*   Navigators Group, Inc. (The).......................  12,200    741,760
#   NBT Bancorp, Inc...................................  29,666    693,294
    Nelnet, Inc. Class A...............................  24,222    998,673
    New Hampshire Thrift Bancshares, Inc...............   2,140     32,100
#   New York Community Bancorp, Inc.................... 184,049  2,922,698
*   NewBridge Bancorp..................................   7,017     52,557
*   NewStar Financial, Inc.............................  30,792    348,873
    Nicholas Financial, Inc............................      95      1,237
*   North Valley Bancorp...............................      67      1,410
    Northeast Community Bancorp, Inc...................   5,046     35,171
    Northern Trust Corp................................  63,758  4,264,773
    Northfield Bancorp, Inc............................  43,078    549,675
    Northrim BanCorp, Inc..............................   2,509     61,471
#   Northwest Bancshares, Inc..........................  72,423    898,045
    Norwood Financial Corp.............................      71      2,065
#   Ocean Shore Holding Co.............................   3,233     47,137
#   OceanFirst Financial Corp..........................  11,544    183,665
#*  Ocwen Financial Corp...............................  70,820  2,136,639
    OFG Bancorp........................................  41,892    668,596
    Ohio Valley Banc Corp..............................   1,078     24,514
    Old Line Bancshares, Inc...........................      98      1,373
    Old National Bancorp...............................  74,768  1,000,396
    Old Republic International Corp.................... 177,794  2,558,456
*   Old Second Bancorp, Inc............................   3,572     17,288
    OmniAmerican Bancorp, Inc..........................   7,163    176,998
    OneBeacon Insurance Group, Ltd. Class A............  17,121    253,391
    Oppenheimer Holdings, Inc. Class A.................   5,904    134,729
    Oritani Financial Corp.............................  37,568    556,006
    Pacific Continental Corp...........................   8,942    120,180
*   Pacific Mercantile Bancorp.........................   4,434     31,127
*   Pacific Premier Bancorp, Inc.......................   1,300     18,590
    PacWest Bancorp....................................  83,360  3,473,611
#   Park National Corp.................................   9,540    718,744
    Park Sterling Corp.................................  11,737     80,516
    PartnerRe, Ltd.....................................  37,587  3,922,579
#   Peapack Gladstone Financial Corp...................   3,780     69,930
#   Penns Woods Bancorp, Inc...........................   2,417    103,713
#   People's United Financial, Inc..................... 223,318  3,242,577
    Peoples Bancorp of North Carolina, Inc.............     126      2,070
    Peoples Bancorp, Inc...............................   6,533    152,415
#*  PHH Corp...........................................  35,479    828,435

                                     1317

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Phoenix Cos., Inc. (The)...........................   3,177 $  176,038
*   PICO Holdings, Inc.................................  18,015    399,032
    Pinnacle Financial Partners, Inc...................  24,158    893,846
*   Piper Jaffray Cos..................................  10,445    538,962
    Platinum Underwriters Holdings, Ltd................  22,758  1,333,619
    PNC Financial Services Group, Inc. (The)...........  90,112  7,439,647
*   Popular, Inc.......................................  68,790  2,194,401
*   Porter Bancorp, Inc................................   3,191      3,127
#*  Portfolio Recovery Associates, Inc.................  41,619  2,453,856
*   Preferred Bank.....................................   1,871     41,517
    Premier Financial Bancorp, Inc.....................   1,908     29,841
    Primerica, Inc.....................................  45,195  2,082,586
    Primus Guaranty, Ltd...............................   7,320     12,956
    Principal Financial Group, Inc..................... 133,424  6,628,504
    PrivateBancorp, Inc................................  52,930  1,524,384
    ProAssurance Corp..................................  41,990  1,832,024
    Progressive Corp. (The)............................ 167,373  3,923,223
    Prosperity Bancshares, Inc.........................  42,573  2,474,768
    Protective Life Corp...............................  54,487  3,780,308
    Provident Financial Holdings, Inc..................   5,500     78,375
    Provident Financial Services, Inc..................  38,050    635,815
    Prudential Bancorp, Inc............................   1,572     18,235
    Prudential Financial, Inc..........................  78,816  6,854,628
#   Pulaski Financial Corp.............................   4,605     51,898
#   Pzena Investment Management, Inc. Class A..........   4,710     49,031
    QC Holdings, Inc...................................   6,412     16,351
#   QCR Holdings, Inc..................................     797     13,629
#   Radian Group, Inc..................................  80,134  1,014,496
    Raymond James Financial, Inc.......................  55,106  2,807,651
    RCS Capital Corp. Class A..........................   8,078    166,568
*   Regional Management Corp...........................   1,031     16,764
    Regions Financial Corp............................. 622,936  6,316,571
    Reinsurance Group of America, Inc..................  49,681  3,987,397
#   RenaissanceRe Holdings, Ltd........................  32,375  3,166,599
    Renasant Corp......................................  18,244    518,130
    Republic Bancorp, Inc. Class A.....................  11,604    269,909
#*  Republic First Bancorp, Inc........................   8,744     38,474
    Resource America, Inc. Class A.....................  14,603    137,560
*   Riverview Bancorp, Inc.............................   5,533     21,136
#   RLI Corp...........................................  31,664  1,353,319
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   2,289      4,647
#   S&T Bancorp, Inc...................................  21,760    529,421
#*  Safeguard Scientifics, Inc.........................  17,993    357,161
    Safety Insurance Group, Inc........................  24,656  1,233,047
    Salisbury Bancorp, Inc.............................     300      8,286
    Sandy Spring Bancorp, Inc..........................  17,405    407,451
    SB Financial Group, Inc............................     600      5,232
*   Seacoast Banking Corp. of Florida..................   6,302     65,226
    SEI Investments Co.................................  33,229  1,190,263
    Selective Insurance Group, Inc.....................  38,238    852,325
*   Shore Bancshares, Inc..............................   1,418     12,549
    SI Financial Group, Inc............................   4,396     47,609
    Sierra Bancorp.....................................   6,986    110,379

                                     1318

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Signature Bank.....................................  25,983 $ 2,972,195
    Simmons First National Corp. Class A...............  12,369     490,183
    Simplicity Bancorp, Inc............................   4,666      75,589
    SLM Corp........................................... 272,740   2,416,476
    South State Corp...................................  17,897   1,039,995
*   Southcoast Financial Corp..........................   1,309       9,006
o   Southern Community Financial Corp..................   4,210       3,897
*   Southern First Bancshares, Inc.....................      18         253
    Southern Missouri Bancorp, Inc.....................      65       2,324
#   Southern National Bancorp of Virginia, Inc.........     417       4,483
#   Southside Bancshares, Inc..........................  12,876     377,396
    Southwest Bancorp, Inc.............................  14,346     221,215
#*  St Joe Co. (The)...................................  51,029   1,165,502
    StanCorp Financial Group, Inc......................  32,361   1,952,663
    State Auto Financial Corp..........................  23,350     492,918
    State Street Corp..................................  81,901   5,769,106
    Sterling Bancorp...................................  49,484     588,860
#   Stewart Information Services Corp..................  21,294     627,534
*   Stifel Financial Corp..............................  44,332   2,029,962
    Stock Yards Bancorp, Inc...........................   9,065     265,333
*   Stratus Properties, Inc............................     271       4,228
*   Suffolk Bancorp....................................   7,798     157,909
    Summit State Bank..................................     361       4,545
#*  Sun Bancorp, Inc...................................  26,730     100,505
    SunTrust Banks, Inc................................ 105,380   4,009,709
    Susquehanna Bancshares, Inc........................ 134,097   1,365,107
*   SVB Financial Group................................  39,207   4,274,347
*   SWS Group, Inc.....................................  14,900     106,684
    Symetra Financial Corp.............................  71,436   1,628,741
    Synovus Financial Corp............................. 100,119   2,357,802
    T Rowe Price Group, Inc............................  11,700     908,622
*   Taylor Capital Group, Inc..........................  17,856     380,690
    TCF Financial Corp................................. 122,307   1,933,674
    TD Ameritrade Holding Corp......................... 123,081   3,953,362
*   Tejon Ranch Co.....................................  13,685     391,391
#   Territorial Bancorp, Inc...........................   7,203     144,780
#   Teton Advisors, Inc. Class A.......................      29       1,363
#*  Texas Capital Bancshares, Inc......................  28,176   1,466,561
    TF Financial Corp..................................     840      35,473
*   TFS Financial Corp................................. 140,255   1,890,637
    Timberland Bancorp, Inc............................     899       9,233
    Tompkins Financial Corp............................   8,990     399,875
#   Torchmark Corp.....................................  60,475   3,189,451
#   TowneBank..........................................  18,870     278,899
*   Transcontinental Realty Investors, Inc.............     860      12,487
    Travelers Cos., Inc. (The)......................... 112,519  10,077,202
#*  Tree.com, Inc......................................   7,617     194,386
#   Trico Bancshares...................................  10,187     227,883
*   Trinity Place Holdings, Inc........................     699       4,089
*   TriState Capital Holdings, Inc.....................     700       6,853
#   TrustCo Bank Corp..................................  71,619     471,969
    Trustmark Corp.....................................  50,787   1,169,625
    U.S. Bancorp....................................... 381,670  16,041,590

                                     1319

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
#   UMB Financial Corp.................................    27,606 $  1,563,328
    Umpqua Holdings Corp...............................    77,381    1,309,287
    Union Bankshares Corp..............................    31,857      760,745
#   Union Bankshares, Inc..............................       337        8,246
    United Bancshares, Inc.............................       606        8,999
#   United Bankshares, Inc.............................    44,813    1,437,601
    United Community Banks, Inc........................    33,297      551,065
    United Community Financial Corp....................     1,551        6,669
    United Financial Bancorp, Inc......................    34,756      440,706
    United Fire Group, Inc.............................    16,201      457,840
*   United Security Bancshares.........................     2,000       11,699
    Unity Bancorp, Inc.................................     2,239       20,151
#   Universal Insurance Holdings, Inc..................    53,337      643,244
#   Univest Corp. of Pennsylvania......................    11,004      208,196
    Unum Group.........................................   118,197    4,057,703
    Validus Holdings, Ltd..............................    75,558    2,760,134
#   Valley National Bancorp............................   131,681    1,261,504
    ViewPoint Financial Group, Inc.....................    34,190      859,537
    Virtus Investment Partners, Inc....................     4,884    1,001,464
    Voya Financial, Inc................................     6,833      253,504
    Waddell & Reed Financial, Inc. Class A.............    23,837    1,258,355
*   Walker & Dunlop, Inc...............................     7,837      106,975
    Washington Federal, Inc............................    75,378    1,579,923
#   Washington Trust Bancorp, Inc......................    10,829      372,518
    Waterstone Financial, Inc..........................    13,480      148,684
    Wayne Savings Bancshares, Inc......................       243        3,052
    Webster Financial Corp.............................    73,199    2,098,615
    Wells Fargo & Co................................... 1,199,886   61,074,197
    WesBanco, Inc......................................    19,067      569,722
#   West Bancorporation, Inc...........................     9,721      141,538
#   Westamerica Bancorporation.........................    19,269      921,444
*   Western Alliance Bancorp...........................    67,184    1,538,514
    Westfield Financial, Inc...........................    18,225      131,585
    Westwood Holdings Group, Inc.......................     4,179      224,872
    Willis Group Holdings P.L.C........................    35,900    1,462,925
    Wilshire Bancorp, Inc..............................    61,639      580,639
#   Wintrust Financial Corp............................    35,420    1,641,009
#*  WisdomTree Investments, Inc........................    81,445      835,626
#*  World Acceptance Corp..............................    10,120      820,530
    WR Berkley Corp....................................    60,320    2,690,875
    WSFS Financial Corp................................     1,362       97,506
    WVS Financial Corp.................................       757        8,266
    XL Group P.L.C.....................................   128,791    4,152,222
*   Yadkin Financial Corp..............................     2,889       53,620
    Zions Bancorporation...............................   129,501    3,732,219
*   ZipRealty, Inc.....................................     9,538       64,191
                                                                  ------------
Total Financials.......................................            848,437,609
                                                                  ------------
Health Care -- (9.7%)
#   Abaxis, Inc........................................     8,090      383,547
    Abbott Laboratories................................   188,846    7,954,194
    AbbVie, Inc........................................   104,588    5,474,136
#*  Acadia Healthcare Co., Inc.........................    24,515    1,168,385

                                     1320

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Accretive Health, Inc..............................   4,574 $    38,513
#*  Accuray, Inc.......................................  47,276     372,062
*   Acorda Therapeutics, Inc...........................  22,007     644,145
*   Actavis P.L.C......................................  71,378  15,293,450
*   Adcare Health Systems, Inc.........................   2,885      13,588
*   Addus HomeCare Corp................................   7,645     169,260
    Aetna, Inc......................................... 103,394   8,016,137
#*  Affymetrix, Inc....................................  51,400     442,040
    Agilent Technologies, Inc..........................  40,144   2,251,677
#*  Air Methods Corp...................................  40,181   2,019,095
#*  Akorn, Inc.........................................  49,636   1,684,150
#*  Albany Molecular Research, Inc.....................  19,802     377,030
*   Alere, Inc.........................................  56,574   2,262,960
*   Alexion Pharmaceuticals, Inc.......................  12,000   1,907,880
*   Align Technology, Inc..............................  36,980   2,004,686
*   Alkermes P.L.C.....................................  28,447   1,216,394
    Allergan, Inc......................................  15,701   2,604,168
*   Alliance HealthCare Services, Inc..................   3,005      85,793
*   Allied Healthcare Products, Inc....................     500       1,030
*   Allscripts Healthcare Solutions, Inc............... 129,109   2,055,415
*   Almost Family, Inc.................................   5,870     137,593
#*  Alnylam Pharmaceuticals, Inc.......................  15,940     861,557
*   Alphatec Holdings, Inc.............................  36,305      50,827
#*  AMAG Pharmaceuticals, Inc..........................  11,068     211,288
#*  Amedisys, Inc......................................  23,177     467,712
    AmerisourceBergen Corp.............................  46,200   3,553,242
    Amgen, Inc.........................................  85,813  10,931,718
*   AMN Healthcare Services, Inc.......................  31,691     415,152
*   Amsurg Corp........................................  22,300   1,065,048
    Analogic Corp......................................   8,222     591,244
*   AngioDynamics, Inc.................................  16,432     239,907
*   Anika Therapeutics, Inc............................  15,506     652,182
*   Arqule, Inc........................................  10,910      14,838
#*  athenahealth, Inc..................................   2,911     362,128
#*  AtriCure, Inc......................................   1,547      25,479
#   Atrion Corp........................................   1,410     396,210
#*  Auxilium Pharmaceuticals, Inc......................  35,141     703,523
#*  AVEO Pharmaceuticals, Inc..........................   6,456       8,135
#*  Baxano Surgical, Inc...............................  11,970       6,344
    Baxter International, Inc..........................  48,294   3,607,079
    Becton Dickinson and Co............................  12,012   1,396,275
*   Bio-Rad Laboratories, Inc. Class A.................  14,801   1,701,967
*   Bio-Rad Laboratories, Inc. Class B.................     630      73,162
#*  Bio-Reference Laboratories, Inc....................  15,232     478,133
*   Biogen Idec, Inc...................................  16,395   5,482,324
*   BioMarin Pharmaceutical, Inc.......................  15,781     975,581
#*  BioScrip, Inc......................................  54,539     408,497
*   Biospecifics Technologies Corp.....................   1,000      26,140
*   Biota Pharmaceuticals, Inc.........................   1,431       4,594
*   BioTelemetry, Inc..................................  16,060     115,632
*   Boston Scientific Corp............................. 506,267   6,470,092
#*  Bovie Medical Corp.................................   6,717      25,726
    Bristol-Myers Squibb Co............................  95,632   4,840,892

                                     1321

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Brookdale Senior Living, Inc....................... 100,798 $ 3,492,633
*   Bruker Corp........................................  20,164     458,328
*   BSD Medical Corp...................................   1,100         868
*   Cambrex Corp.......................................  27,234     573,820
    Cantel Medical Corp................................  27,844     933,609
*   Capital Senior Living Corp.........................  18,189     448,177
    Cardinal Health, Inc...............................  31,700   2,271,305
*   CareFusion Corp....................................  96,862   4,241,587
#*  CAS Medical Systems, Inc...........................     415         784
*   Celgene Corp.......................................  41,708   3,634,852
#*  Celldex Therapeutics, Inc..........................  35,538     465,192
*   Centene Corp.......................................  30,879   2,226,067
#*  Cepheid............................................   9,624     362,247
*   Cerner Corp........................................  28,400   1,567,680
*   Charles River Laboratories International, Inc......  46,235   2,506,399
#   Chemed Corp........................................  13,161   1,340,448
*   Chindex International, Inc.........................   4,875     114,124
    Cigna Corp.........................................  70,425   6,341,067
#*  Community Health Systems, Inc......................  80,709   3,849,819
#   Computer Programs & Systems, Inc...................   6,402     421,380
    CONMED Corp........................................  17,455     680,745
o   Contra Furiex Pharmaceuticals......................   5,764      56,314
#   Cooper Cos., Inc. (The)............................  30,523   4,910,540
*   Corvel Corp........................................  13,298     535,643
*   Covance, Inc.......................................  30,579   2,566,190
    Covidien P.L.C.....................................  44,304   3,832,739
    CR Bard, Inc.......................................   4,700     701,381
*   Cross Country Healthcare, Inc......................  21,341     153,442
    CryoLife, Inc......................................  17,137     168,799
*   Cubist Pharmaceuticals, Inc........................  38,122   2,321,630
#*  Cumberland Pharmaceuticals, Inc....................  12,297      57,058
*   Cutera, Inc........................................   8,996      88,611
#*  Cyberonics, Inc....................................   8,655     514,713
*   Cynosure, Inc. Class A.............................  14,888     338,553
*   DaVita HealthCare Partners, Inc.................... 123,398   8,692,155
    Daxor Corp.........................................   1,894      13,296
    DENTSPLY International, Inc........................  35,485   1,647,214
*   Depomed, Inc.......................................  32,578     324,151
    Digirad Corp.......................................   8,621      28,449
#*  Durect Corp........................................   2,398       3,549
*   Edwards Lifesciences Corp..........................  10,600     956,650
    Eli Lilly & Co.....................................  48,746   2,976,431
*   Emergent Biosolutions, Inc.........................  29,035     638,770
*   Endo International P.L.C...........................  70,799   4,749,197
    Ensign Group, Inc. (The)...........................  15,555     512,226
*   Enzo Biochem, Inc..................................  22,936     110,093
    Enzon Pharmaceuticals, Inc.........................  28,575      30,575
#*  EPIRUS Biopharmaceuticals, Inc.....................      21         168
*   Exactech, Inc......................................   8,140     185,104
#*  ExamWorks Group, Inc...............................  22,974     810,752
*   Express Scripts Holding Co......................... 163,258  11,370,920
*   Five Star Quality Care, Inc........................  31,330     143,178
*   Gentiva Health Services, Inc.......................  20,482     370,724

                                     1322

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Gilead Sciences, Inc............................... 100,868 $ 9,234,465
*   Globus Medical, Inc. Class A.......................  39,404     878,709
*   Greatbatch, Inc....................................  14,728     729,183
*   Haemonetics Corp...................................  37,242   1,324,698
*   Hanger, Inc........................................  22,861     723,551
*   Harvard Apparatus Regenerative Technology, Inc.....   4,721      34,652
*   Harvard Bioscience, Inc............................  18,886      87,253
*   HCA Holdings, Inc..................................  15,818   1,033,074
*   Health Net, Inc....................................  56,130   2,311,995
    HealthSouth Corp...................................  27,915   1,069,982
#*  HealthStream, Inc..................................  12,289     306,733
#*  Healthways, Inc....................................  24,352     421,046
*   Henry Schein, Inc..................................  27,023   3,141,424
    Hill-Rom Holdings, Inc.............................  47,451   1,869,569
#*  HMS Holdings Corp..................................   7,613     140,155
*   Hologic, Inc....................................... 104,110   2,714,148
#*  Horizon Pharma, Inc................................   1,510      12,835
*   Hospira, Inc.......................................  48,274   2,677,759
    Humana, Inc........................................  63,837   7,510,423
*   ICU Medical, Inc...................................  10,064     586,228
#*  Idera Pharmaceuticals, Inc.........................  12,551      31,754
#*  IDEXX Laboratories, Inc............................   8,700   1,082,976
*   Illumina, Inc......................................   8,304   1,327,893
*   Impax Laboratories, Inc............................  48,223   1,127,936
#*  Incyte Corp........................................  40,400   1,921,828
*   Infinity Pharmaceuticals, Inc......................  11,550     104,990
#*  Insys Therapeutics, Inc............................   1,441      38,950
*   Integra LifeSciences Holdings Corp.................  19,640     931,329
*   Intuitive Surgical, Inc............................   2,000     915,100
    Invacare Corp......................................  22,030     329,789
#*  IPC The Hospitalist Co., Inc.......................  11,809     580,767
*   Iridex Corp........................................   1,074       8,281
*   Jazz Pharmaceuticals P.L.C.........................  21,166   2,957,525
    Johnson & Johnson.................................. 312,683  31,296,441
    Kewaunee Scientific Corp...........................     674      12,145
    Kindred Healthcare, Inc............................  43,571   1,041,347
*   Laboratory Corp. of America Holdings...............  40,433   4,192,498
#   Landauer, Inc......................................   2,642     114,002
#*  Lannett Co., Inc...................................  16,948     569,622
    LeMaitre Vascular, Inc.............................   9,392      75,981
#*  LHC Group, Inc.....................................  11,292     265,136
*   LifePoint Hospitals, Inc...........................  32,623   2,339,722
#*  Ligand Pharmaceuticals, Inc. Class B...............   8,358     410,963
#*  Luminex Corp.......................................  22,722     413,540
*   Magellan Health, Inc...............................  21,872   1,259,827
#*  Mallinckrodt P.L.C.................................  19,215   1,337,748
#*  Masimo Corp........................................  28,459     685,293
    McKesson Corp......................................  22,964   4,405,873
*   MedAssets, Inc.....................................  44,267     940,231
o*  MedCath Corp.......................................   9,997          --
*   Medical Action Industries, Inc.....................   9,533     131,555
#*  Medicines Co. (The)................................  43,337   1,012,786
#*  MediciNova, Inc....................................   4,504       9,008

                                     1323

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#*  Medidata Solutions, Inc............................     9,167 $   411,048
*   Medivation, Inc....................................    14,686   1,090,142
*   MEDNAX, Inc........................................    68,640   4,062,115
    Medtronic, Inc.....................................    93,790   5,790,595
    Merck & Co., Inc...................................   572,640  32,491,594
#*  Merge Healthcare, Inc..............................    20,708      50,942
#   Meridian Bioscience, Inc...........................     4,579      90,252
*   Merit Medical Systems, Inc.........................    29,445     378,074
*   Mettler-Toledo International, Inc..................     3,645     937,275
*   Misonix, Inc.......................................       434       2,895
#*  Molina Healthcare, Inc.............................    31,992   1,306,873
#*  Momenta Pharmaceuticals, Inc.......................    36,572     389,126
#*  MWI Veterinary Supply, Inc.........................     6,659     940,650
*   Mylan, Inc.........................................   135,096   6,669,690
#*  Myriad Genetics, Inc...............................    57,031   2,058,819
#   National Healthcare Corp...........................     8,490     466,610
*   National Research Corp. Class A....................     8,340     110,171
#*  National Research Corp. Class B....................     1,390      55,753
*   Natus Medical, Inc.................................    21,699     624,280
*   Neogen Corp........................................    14,314     624,949
*   NPS Pharmaceuticals, Inc...........................    11,849     331,061
*   NuVasive, Inc......................................    31,805   1,188,871
    Omnicare, Inc......................................    72,394   4,524,625
*   Omnicell, Inc......................................    24,365     667,601
*   OncoGenex Pharmaceutical, Inc......................       900       2,718
#*  Opko Health, Inc...................................    39,780     350,860
*   OraSure Technologies, Inc..........................    26,256     216,087
*   Orthofix International NV..........................    11,982     396,125
*   Osiris Therapeutics, Inc...........................       213       3,152
#   Owens & Minor, Inc.................................    45,809   1,515,820
#*  Pacific Biosciences of California, Inc.............    18,247      83,389
#*  Pacira Pharmaceuticals, Inc........................     2,309     212,428
*   Pain Therapeutics, Inc.............................    29,712     125,088
#*  PAREXEL International Corp.........................    49,066   2,627,975
#   Patterson Cos., Inc................................    58,491   2,281,734
*   PDI, Inc...........................................     8,907      32,689
#   PDL BioPharma, Inc.................................    61,804     579,722
    PerkinElmer, Inc...................................    79,819   3,689,234
*   Pernix Therapeutics Holdings, Inc..................       733       5,505
    Perrigo Co. P.L.C..................................    13,081   1,968,036
    Pfizer, Inc........................................ 1,496,557  42,951,186
*   PharMerica Corp....................................    21,494     580,123
#*  PhotoMedex, Inc....................................     1,599      17,253
#   Pozen, Inc.........................................    19,179     138,856
*   Prestige Brands Holdings, Inc......................    37,083   1,142,156
#*  Progenics Pharmaceuticals, Inc.....................    40,462     193,408
*   ProPhase Labs, Inc.................................     2,300       3,565
*   Providence Service Corp. (The).....................    11,865     469,973
#*  pSivida Corp.......................................     8,193      36,541
#   Quality Systems, Inc...............................    33,435     518,577
#   Quest Diagnostics, Inc.............................    36,218   2,212,920
#   Questcor Pharmaceuticals, Inc......................    23,700   2,132,289
*   Quidel Corp........................................    21,044     502,320

                                     1324

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   RadNet, Inc........................................  19,350 $    98,879
*   Receptos, Inc......................................   1,895      78,472
*   Regeneron Pharmaceuticals, Inc.....................  10,600   3,351,932
#*  Repligen Corp......................................  22,589     473,691
#   ResMed, Inc........................................  48,888   2,529,465
#*  Rigel Pharmaceuticals, Inc.........................  47,190     154,311
*   RTI Surgical, Inc..................................  36,333     166,042
#*  Sagent Pharmaceuticals, Inc........................  10,885     277,350
*   Salix Pharmaceuticals, Ltd.........................  18,332   2,418,174
#*  Sangamo Biosciences, Inc...........................  10,337     122,804
#*  Sciclone Pharmaceuticals, Inc......................  36,986     178,273
#*  Seattle Genetics, Inc..............................  19,300     679,360
    Select Medical Holdings Corp.......................  83,479   1,297,264
#*  Sirona Dental Systems, Inc.........................  29,087   2,332,777
*   Skilled Healthcare Group, Inc. Class A.............  15,517      92,326
    Span-America Medical Systems, Inc..................   1,468      28,626
*   Special Diversified Opportunities, Inc.............   5,707       7,077
#*  Spectranetics Corp. (The)..........................  12,540     321,651
#*  Spectrum Pharmaceuticals, Inc......................  36,097     254,123
    St Jude Medical, Inc...............................  50,963   3,322,278
#*  Staar Surgical Co..................................  10,301     132,574
#*  Stereotaxis, Inc...................................     260         855
    STERIS Corp........................................  36,289   1,846,384
    Stryker Corp.......................................  22,435   1,789,640
#*  Sucampo Pharmaceuticals, Inc. Class A..............   8,765      51,714
#*  SurModics, Inc.....................................  11,126     211,283
*   Symmetry Medical, Inc..............................  26,939     237,333
*   Targacept, Inc.....................................  10,016      27,945
#*  Team Health Holdings, Inc..........................  17,009     961,859
    Techne Corp........................................   4,502     420,127
#   Teleflex, Inc......................................  27,140   2,924,064
#*  Tenet Healthcare Corp..............................  68,727   3,626,724
#*  Theravance Biopharma, Inc..........................   1,483      41,569
#*  Theravance, Inc....................................   5,192     112,666
    Thermo Fisher Scientific, Inc......................  80,154   9,738,711
*   Thoratec Corp......................................  40,232   1,307,540
*   Tornier NV.........................................   8,248     170,981
#   Transcept Pharmaceuticals, Inc.....................   9,491      21,260
*   Triple-S Management Corp. Class B..................  16,186     279,694
*   United Therapeutics Corp...........................  27,117   2,466,020
    UnitedHealth Group, Inc............................ 220,408  17,864,068
    Universal American Corp............................  64,993     516,044
    Universal Health Services, Inc. Class B............  53,642   5,718,237
    US Physical Therapy, Inc...........................   8,202     286,578
#   Utah Medical Products, Inc.........................   2,338     121,599
#*  Varian Medical Systems, Inc........................  10,263     843,105
*   Vascular Solutions, Inc............................  10,690     263,722
*   VCA, Inc...........................................  69,362   2,586,509
*   Vertex Pharmaceuticals, Inc........................  13,281   1,180,814
#*  Vical, Inc.........................................   7,615       9,976
#*  Volcano Corp.......................................  11,175     184,499
*   Waters Corp........................................   7,000     724,080
*   WellCare Health Plans, Inc.........................  30,440   1,898,847

                                     1325

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
    WellPoint, Inc.....................................  83,721 $  9,193,403
    West Pharmaceutical Services, Inc..................  44,772    1,824,459
#*  Wright Medical Group, Inc..........................  31,608      974,159
#*  XenoPort, Inc......................................   3,139       13,466
    Zimmer Holdings, Inc...............................  54,916    5,495,444
    Zoetis, Inc........................................ 302,982    9,971,138
                                                                ------------
Total Health Care......................................          523,638,725
                                                                ------------
Industrials -- (12.5%)
    3M Co..............................................  49,342    6,951,794
#   AAON, Inc..........................................  35,537      697,226
#   AAR Corp...........................................  26,981      725,789
    ABM Industries, Inc................................  39,418      970,077
#   Acacia Research Corp...............................  30,969      528,331
*   ACCO Brands Corp...................................  56,546      374,335
*   Accuride Corp......................................  22,017      110,085
    Aceto Corp.........................................  20,102      336,910
    Acme United Corp...................................   1,355       23,035
    Actuant Corp. Class A..............................  50,752    1,638,275
    Acuity Brands, Inc.................................  20,533    2,202,575
#*  Adept Technology, Inc..............................   5,898       53,672
#   ADT Corp. (The)....................................  52,218    1,817,186
#*  Advisory Board Co. (The)...........................  11,167      559,913
*   AECOM Technology Corp..............................  73,717    2,502,692
#*  Aegion Corp........................................  29,203      669,041
*   Aerovironment, Inc.................................  16,340      514,547
    AGCO Corp..........................................  59,739    2,909,887
    Air Lease Corp.....................................  22,240      766,168
*   Air Transport Services Group, Inc..................  47,063      360,973
    Alamo Group, Inc...................................   8,210      390,221
    Alaska Air Group, Inc..............................  96,876    4,259,638
    Albany International Corp. Class A.................  19,909      713,539
    Allegiant Travel Co................................  13,444    1,583,165
    Allegion P.L.C.....................................  21,466    1,103,996
    Alliant Techsystems, Inc...........................  22,859    2,970,070
o   Allied Defense Group, Inc..........................   2,821          226
    Allied Motion Technologies, Inc....................   3,866       47,088
    Allison Transmission Holdings, Inc.................  59,303    1,736,392
    Altra Industrial Motion Corp.......................  21,707      680,514
    AMERCO.............................................  12,397    3,262,395
#*  Ameresco, Inc. Class A.............................  16,123      121,245
    American Airlines Group, Inc.......................  69,511    2,700,502
#   American Railcar Industries, Inc...................  15,398    1,053,531
    American Science & Engineering, Inc................   5,489      344,709
#*  American Superconductor Corp.......................   2,515        5,005
#*  American Woodmark Corp.............................  10,604      311,758
    AMETEK, Inc........................................  65,192    3,174,198
*   AMREP Corp.........................................   2,552       14,597
    AO Smith Corp......................................  49,842    2,327,621
    Apogee Enterprises, Inc............................  21,117      685,247
    Applied Industrial Technologies, Inc...............  30,229    1,464,897
*   ARC Document Solutions, Inc........................  32,499      177,120
    ArcBest Corp.......................................  18,043      572,504

                                     1326

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Argan, Inc.........................................  15,024 $   509,314
#*  Armstrong World Industries, Inc....................  34,300   1,669,724
*   Arotech Corp.......................................   3,575      11,833
    Astec Industries, Inc..............................  15,530     603,651
#*  Astronics Corp.....................................   7,969     462,202
#*  Astronics Corp. Class B............................   1,529      88,254
*   Atlas Air Worldwide Holdings, Inc..................  19,427     664,792
*   Avis Budget Group, Inc.............................  89,464   5,026,982
#   AZZ, Inc...........................................  21,167     923,728
*   B/E Aerospace, Inc.................................  44,617   3,798,691
    Babcock & Wilcox Co. (The).........................  65,996   2,048,516
#   Baltic Trading, Ltd................................  10,262      52,234
    Barnes Group, Inc..................................  36,282   1,242,658
    Barrett Business Services, Inc.....................   5,822     332,320
#*  Beacon Roofing Supply, Inc.........................  38,148   1,054,411
*   Blount International, Inc..........................  55,508     724,934
#*  BlueLinx Holdings, Inc.............................  24,060      27,669
    Boeing Co. (The)...................................  39,413   4,748,478
    Brady Corp. Class A................................  32,230     842,815
*   Breeze-Eastern Corp................................   3,679      38,666
#   Briggs & Stratton Corp.............................  33,003     604,945
    Brink's Co. (The)..................................  38,894   1,043,915
#*  Builders FirstSource, Inc..........................  47,113     279,851
*   CAI International, Inc.............................  14,029     267,814
    Carlisle Cos., Inc.................................  36,052   2,884,881
*   Casella Waste Systems, Inc. Class A................  18,072      85,300
#   Caterpillar, Inc................................... 103,884  10,466,313
#*  CBIZ, Inc..........................................  38,171     311,475
    CDI Corp...........................................  12,053     167,175
    Ceco Environmental Corp............................  12,718     172,710
    Celadon Group, Inc.................................  17,165     364,585
#   CH Robinson Worldwide, Inc.........................  20,708   1,396,962
#*  Chart Industries, Inc..............................  18,319   1,393,160
    Chicago Bridge & Iron Co. NV.......................  20,083   1,191,324
    Cintas Corp........................................  48,881   3,059,951
    CIRCOR International, Inc..........................  12,463     895,716
*   Civeo Corp.........................................  69,612   1,768,145
#   CLARCOR, Inc.......................................  27,008   1,601,844
#*  Clean Harbors, Inc.................................  25,998   1,498,265
*   Colfax Corp........................................  52,403   3,299,817
    Columbus McKinnon Corp.............................  13,765     320,036
    Comfort Systems USA, Inc...........................  26,506     394,939
*   Command Security Corp..............................     800       1,528
*   Commercial Vehicle Group, Inc......................  15,880     145,461
    Compx International, Inc...........................     294       3,091
    Con-way, Inc.......................................  39,213   1,935,162
    Copa Holdings SA Class A...........................   1,920     291,590
*   Copart, Inc........................................  49,606   1,655,848
    Corporate Executive Board Co. (The)................  22,891   1,420,844
    Courier Corp.......................................   6,202      80,936
#   Covanta Holding Corp...............................  93,374   1,906,697
*   Covenant Transportation Group, Inc. Class A........   6,552      77,903
*   CPI Aerostructures, Inc............................   3,637      43,098

                                     1327

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   CRA International, Inc.............................   6,409 $   153,047
    Crane Co...........................................  30,666   2,103,994
    CSX Corp........................................... 300,728   8,997,782
    Cubic Corp.........................................  17,270     757,462
    Cummins, Inc.......................................  12,936   1,803,149
    Curtiss-Wright Corp................................  32,577   2,068,965
    Danaher Corp.......................................  94,516   6,982,842
    Deere & Co.........................................  65,303   5,557,938
    Delta Air Lines, Inc............................... 162,660   6,093,244
    Deluxe Corp........................................  47,732   2,625,737
#*  DigitalGlobe, Inc..................................  52,476   1,372,247
    Donaldson Co., Inc.................................  20,933     811,991
    Douglas Dynamics, Inc..............................  14,575     243,403
    Dover Corp.........................................  64,930   5,568,397
*   Ducommun, Inc......................................   6,406     177,126
    Dun & Bradstreet Corp. (The).......................  10,986   1,208,790
*   DXP Enterprises, Inc...............................  11,184     794,400
*   Dycom Industries, Inc..............................  25,459     715,907
#   Dynamic Materials Corp.............................   8,288     169,738
    Eastern Co. (The)..................................   2,778      44,892
    Eaton Corp. P.L.C..................................  93,635   6,359,689
#*  Echo Global Logistics, Inc.........................  16,716     367,919
    Ecology and Environment, Inc. Class A..............     903       9,355
    EMCOR Group, Inc...................................  44,935   1,839,190
    Emerson Electric Co................................  78,887   5,021,158
    Encore Wire Corp...................................  15,183     636,775
#*  Energy Recovery, Inc...............................  25,110     112,493
#   EnerSys............................................  32,722   2,075,556
*   Engility Holdings, Inc.............................  11,419     394,641
    Ennis, Inc.........................................  15,285     216,741
*   EnPro Industries, Inc..............................  14,948   1,022,742
    Equifax, Inc.......................................  46,568   3,543,359
    ESCO Technologies, Inc.............................  18,570     623,024
    Espey Manufacturing & Electronics Corp.............   1,611      39,590
*   Esterline Technologies Corp........................  21,888   2,375,942
    Exelis, Inc........................................ 125,142   2,107,391
    Expeditors International of Washington, Inc........  14,733     636,171
    Exponent, Inc......................................   7,965     566,152
#   Fastenal Co........................................  48,988   2,172,618
    Federal Signal Corp................................  44,280     640,289
    FedEx Corp.........................................  75,208  11,046,551
    Flowserve Corp.....................................  42,720   3,162,989
    Fluor Corp.........................................  56,969   4,151,331
    Fortune Brands Home & Security, Inc................  74,459   2,813,806
    Forward Air Corp...................................  21,111     945,139
*   Franklin Covey Co..................................  11,113     209,591
    Franklin Electric Co., Inc.........................  34,022   1,246,906
#   FreightCar America, Inc............................   9,276     200,176
*   FTI Consulting, Inc................................  28,456   1,051,734
#*  Fuel Tech, Inc.....................................  14,209      71,471
#*  Furmanite Corp.....................................  28,749     263,053
    G&K Services, Inc. Class A.........................  14,127     679,367
#   GATX Corp..........................................  31,809   1,972,158

                                     1328

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Gencor Industries, Inc.............................     1,500 $    16,170
#*  GenCorp, Inc.......................................    27,116     481,309
#*  Generac Holdings, Inc..............................    33,070   1,435,238
#   General Cable Corp.................................    34,348     763,556
    General Dynamics Corp..............................    67,063   7,830,947
    General Electric Co................................ 2,249,996  56,587,399
*   Genesee & Wyoming, Inc. Class A....................    35,547   3,545,102
*   Gibraltar Industries, Inc..........................    20,489     300,983
#   Global Power Equipment Group, Inc..................     9,606     158,211
#*  Goldfield Corp. (The)..............................     6,617      10,389
#   Gorman-Rupp Co. (The)..............................    16,735     484,980
*   GP Strategies Corp.................................    13,005     353,866
    Graco, Inc.........................................    14,396   1,067,463
#*  GrafTech International, Ltd........................    95,536     802,502
    Graham Corp........................................     7,242     218,419
#   Granite Construction, Inc..........................    27,367     890,796
*   Great Lakes Dredge & Dock Corp.....................    41,207     297,515
#   Greenbrier Cos., Inc. (The)........................    19,443   1,253,101
    Griffon Corp.......................................    40,850     439,955
*   H&E Equipment Services, Inc........................    24,087     871,468
    Hardinge, Inc......................................     7,010      83,629
    Harsco Corp........................................    71,812   1,814,689
#*  Hawaiian Holdings, Inc.............................    36,991     515,285
#   Healthcare Services Group, Inc.....................    22,296     582,817
#   Heartland Express, Inc.............................    82,721   1,857,086
#   HEICO Corp.........................................    17,301     850,517
    HEICO Corp. Class A................................    29,227   1,178,140
    Heidrick & Struggles International, Inc............    12,924     241,291
#*  Heritage-Crystal Clean, Inc........................     1,500      25,440
    Herman Miller, Inc.................................    33,292     973,458
*   Hertz Global Holdings, Inc.........................   244,532   6,900,693
*   Hexcel Corp........................................    51,228   1,908,243
*   Hill International, Inc............................    20,714      99,634
    Hillenbrand, Inc...................................    52,754   1,585,258
    HNI Corp...........................................    30,203   1,067,374
    Honeywell International, Inc.......................    45,114   4,142,819
    Houston Wire & Cable Co............................    12,789     153,596
*   Hub Group, Inc. Class A............................    25,672   1,185,533
    Hubbell, Inc. Class A..............................     1,949     238,908
    Hubbell, Inc. Class B..............................    20,703   2,421,009
*   Hudson Global, Inc.................................    18,692      71,964
    Huntington Ingalls Industries, Inc.................    37,121   3,375,041
    Hurco Cos., Inc....................................     3,200     102,752
*   Huron Consulting Group, Inc........................    16,609   1,003,848
    Hyster-Yale Materials Handling, Inc................    10,622     850,822
*   ICF International, Inc.............................    14,545     502,821
    IDEX Corp..........................................    48,140   3,649,975
*   IHS, Inc. Class A..................................     7,882   1,035,458
    Illinois Tool Works, Inc...........................    40,408   3,328,407
    Ingersoll-Rand P.L.C...............................    64,400   3,786,076
#*  InnerWorkings, Inc.................................    27,897     227,361
*   Innovative Solutions & Support, Inc................    12,137      72,215
    Insperity, Inc.....................................    22,411     715,135

                                     1329

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Insteel Industries, Inc............................  12,116 $  222,329
*   Integrated Electrical Services, Inc................   3,196     20,359
#   Interface, Inc.....................................  34,485    546,587
#   International Shipholding Corp.....................   2,771     58,745
#   Intersections, Inc.................................  12,990     47,933
    Iron Mountain, Inc.................................  74,592  2,499,578
    ITT Corp...........................................  41,501  1,907,801
*   Jacobs Engineering Group, Inc......................  35,863  1,822,199
    JB Hunt Transport Services, Inc....................  16,072  1,241,723
#*  JetBlue Airways Corp............................... 200,471  2,149,049
    John Bean Technologies Corp........................  21,979    572,553
#   Joy Global, Inc....................................  38,103  2,257,984
    Kadant, Inc........................................   6,702    255,614
    Kaman Corp.........................................  34,833  1,393,668
    Kansas City Southern...............................  45,300  4,940,418
    KAR Auction Services, Inc..........................  95,613  2,802,417
    KBR, Inc........................................... 102,511  2,117,877
    Kelly Services, Inc. Class A.......................  25,320    403,601
#   Kennametal, Inc....................................  54,483  2,303,541
*   Key Technology, Inc................................   1,967     25,650
    Kforce, Inc........................................  27,555    548,069
    Kimball International, Inc. Class B................  21,552    339,875
*   Kirby Corp.........................................  40,855  4,757,973
#   Knight Transportation, Inc.........................  84,233  2,018,223
    Knightsbridge Tankers, Ltd.........................  24,367    277,784
    Knoll, Inc.........................................  35,967    604,605
*   Korn/Ferry International...........................  34,010  1,000,574
#*  Kratos Defense & Security Solutions, Inc...........  46,685    340,801
    L-3 Communications Holdings, Inc...................  42,513  4,462,164
    Landstar System, Inc...............................  22,071  1,459,555
#*  Lawson Products, Inc...............................   3,994     75,487
#*  Layne Christensen Co...............................  13,818    149,925
#   LB Foster Co. Class A..............................   7,755    361,771
    Lennox International, Inc..........................  15,122  1,290,209
    Lincoln Electric Holdings, Inc.....................  41,455  2,754,270
#   Lindsay Corp.......................................   8,438    683,056
#*  LMI Aerospace, Inc.................................   6,879     90,046
    Lockheed Martin Corp...............................  22,200  3,706,734
    LS Starrett Co. (The) Class A......................   2,592     38,724
    LSI Industries, Inc................................  16,278    116,225
*   Lydall, Inc........................................  10,270    259,112
#*  Magnetek, Inc......................................     495     12,489
#   Manitowoc Co., Inc. (The)..........................  85,010  2,257,866
    Manpowergroup, Inc.................................  47,754  3,719,559
    Marten Transport, Ltd..............................  23,933    484,404
    Masco Corp.........................................  55,907  1,162,866
#*  MasTec, Inc........................................  51,008  1,386,908
    Matson, Inc........................................  31,796    856,902
    McGrath RentCorp...................................  16,449    568,313
#*  Meritor, Inc.......................................  68,751    864,200
#*  Metalico, Inc......................................  26,746     39,852
*   Mfri, Inc..........................................   2,769     30,487
*   Middleby Corp. (The)...............................  24,894  1,813,777

                                     1330

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Miller Industries, Inc.............................   7,849 $  150,622
*   Mistras Group, Inc.................................  17,786    375,640
    Mobile Mini, Inc...................................  32,075  1,211,152
*   Moog, Inc. Class A.................................  27,513  1,816,408
*   Moog, Inc. Class B.................................   2,629    176,708
*   MRC Global, Inc....................................  39,851  1,069,202
    MSA Safety, Inc....................................  28,861  1,494,423
#   MSC Industrial Direct Co., Inc. Class A............  12,127  1,034,312
    Mueller Industries, Inc............................  50,730  1,411,816
    Mueller Water Products, Inc. Class A............... 111,361    863,048
#   Multi-Color Corp...................................   9,059    356,653
*   MYR Group, Inc.....................................  15,278    379,047
#   National Presto Industries, Inc....................   4,062    260,374
*   Navigant Consulting, Inc...........................  36,534    596,235
#*  Navistar International Corp........................  12,604    443,283
#*  NCI Building Systems, Inc..........................   2,024     33,922
    Nielsen NV.........................................  43,363  1,999,468
#   NL Industries, Inc.................................  27,435    238,685
    NN, Inc............................................  11,956    346,724
    Nordson Corp.......................................  21,800  1,638,706
    Norfolk Southern Corp..............................  68,570  6,970,826
#*  Nortek, Inc........................................     728     58,073
    Northrop Grumman Corp..............................  56,649  6,983,122
*   Northwest Pipe Co..................................   7,077    253,710
#*  NOW, Inc...........................................  22,026    709,017
#*  Ocean Power Technologies, Inc......................   3,894      5,374
*   Old Dominion Freight Line, Inc.....................  47,799  3,034,281
#   Omega Flex, Inc....................................   3,089     52,328
*   On Assignment, Inc.................................  38,185  1,031,377
*   Orbital Sciences Corp..............................  41,401  1,062,764
*   Orion Energy Systems, Inc..........................  12,381     52,124
*   Orion Marine Group, Inc............................   6,867     74,232
    Oshkosh Corp.......................................  62,281  2,878,628
    Owens Corning......................................  79,942  2,722,025
    PACCAR, Inc........................................  31,922  1,987,783
    Pall Corp..........................................   3,003    232,642
*   PAM Transportation Services, Inc...................   4,434    154,126
    Park-Ohio Holdings Corp............................  11,070    657,115
    Parker Hannifin Corp...............................  24,756  2,845,702
*   Patrick Industries, Inc............................  10,055    418,791
#*  Patriot Transportation Holding, Inc................   4,416    146,876
#*  Pendrell Corp......................................  18,245     26,820
    Pentair P.L.C......................................  70,577  4,521,868
*   Performant Financial Corp..........................   4,871     46,713
*   PGT, Inc...........................................  21,764    201,535
*   Pike Corp..........................................  23,738    191,328
    Pitney Bowes, Inc..................................  62,602  1,694,010
*   Polypore International, Inc........................  32,177  1,386,829
    Powell Industries, Inc.............................   7,854    458,752
#*  PowerSecure International, Inc.....................  14,855    146,025
    Precision Castparts Corp...........................  13,600  3,111,680
#   Preformed Line Products Co.........................   3,262    176,768
    Primoris Services Corp.............................  50,360  1,202,597

                                     1331

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Proto Labs, Inc....................................   6,599 $  534,519
    Providence and Worcester Railroad Co...............     361      6,314
    Quad/Graphics, Inc.................................   2,101     44,373
*   Quality Distribution, Inc..........................  16,762    223,773
    Quanex Building Products Corp......................  25,835    441,520
*   Quanta Services, Inc...............................  83,190  2,786,033
#   Raven Industries, Inc..............................  28,997    808,146
    Raytheon Co........................................  50,572  4,590,420
    RBC Bearings, Inc..................................  15,860    879,913
*   RCM Technologies, Inc..............................   6,052     40,609
#*  Real Goods Solar, Inc. Class A.....................   2,594      5,785
    Regal-Beloit Corp..................................  30,979  2,177,514
*   Republic Airways Holdings, Inc.....................  31,878    316,867
    Republic Services, Inc............................. 117,619  4,461,289
    Resources Connection, Inc..........................  28,136    424,854
*   Rexnord Corp.......................................  17,562    472,593
*   Roadrunner Transportation Systems, Inc.............  25,148    632,221
    Robert Half International, Inc.....................  25,616  1,246,218
    Rockwell Automation, Inc...........................  24,520  2,737,903
    Rockwell Collins, Inc..............................  22,266  1,631,430
    Rollins, Inc.......................................  20,931    592,557
    Roper Industries, Inc..............................  27,889  4,017,968
*   RPX Corp...........................................  41,224    643,094
#   RR Donnelley & Sons Co............................. 107,422  1,864,846
#*  Rush Enterprises, Inc. Class A.....................  20,327    716,120
*   Rush Enterprises, Inc. Class B.....................   1,308     40,417
    Ryder System, Inc..................................  37,176  3,201,969
*   Saia, Inc..........................................  25,089  1,145,313
    SIFCO Industries, Inc..............................   1,400     39,186
    Simpson Manufacturing Co., Inc.....................  34,017  1,034,457
    SkyWest, Inc.......................................  33,500    358,115
*   SL Industries, Inc.................................   4,400    159,192
    Snap-on, Inc.......................................  35,034  4,211,087
    Southwest Airlines Co.............................. 327,864  9,271,994
*   SP Plus Corp.......................................   8,787    172,225
*   Sparton Corp.......................................   5,343    147,681
*   Spirit Aerosystems Holdings, Inc. Class A..........  83,702  2,726,174
*   Spirit Airlines, Inc...............................  33,102  2,165,533
    SPX Corp...........................................  33,140  3,285,168
#*  Standard Register Co. (The)........................   2,435     13,271
    Standex International Corp.........................   9,071    598,232
    Stanley Black & Decker, Inc........................  54,497  4,765,763
    Steelcase, Inc. Class A............................  77,563  1,171,201
*   Stericycle, Inc....................................   7,200    847,080
*   Sterling Construction Co., Inc.....................  10,423     92,452
#   Sun Hydraulics Corp................................  15,103    550,957
#*  Swift Transportation Co............................  59,232  1,211,294
#   TAL International Group, Inc.......................  23,766  1,050,457
#*  Taser International, Inc...........................  35,700    430,542
*   Team, Inc..........................................  13,373    529,705
*   Tecumseh Products Co...............................   7,745     37,718
*   Teledyne Technologies, Inc.........................  20,056  1,829,107
#   Tennant Co.........................................  11,675    851,691

                                     1332

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Terex Corp.........................................  78,722 $ 2,716,696
    Tetra Tech, Inc....................................  45,517   1,105,153
#   Textainer Group Holdings, Ltd......................  36,115   1,320,726
    Textron, Inc.......................................  72,595   2,640,280
*   Thermon Group Holdings, Inc........................  15,179     370,064
    Timken Co. (The)...................................  56,700   2,511,810
#   Titan International, Inc...........................  33,766     503,789
#*  Titan Machinery, Inc...............................  13,896     203,715
    Toro Co. (The).....................................  20,800   1,234,064
    Towers Watson & Co. Class A........................  13,522   1,379,514
    TransDigm Group, Inc...............................   7,520   1,262,758
*   TRC Cos., Inc......................................  14,409      72,477
#*  Trex Co., Inc......................................  17,624     496,116
*   Trimas Corp........................................  27,814     881,148
#   Trinity Industries, Inc............................ 110,336   4,815,063
    Triumph Group, Inc.................................  34,541   2,188,172
*   TrueBlue, Inc......................................  29,296     790,699
*   Tutor Perini Corp..................................  38,538   1,049,390
#   Twin Disc, Inc.....................................   8,316     239,833
    Tyco International, Ltd............................  79,518   3,431,202
*   Ultralife Corp.....................................   9,810      35,414
    UniFirst Corp......................................  10,343   1,005,443
    Union Pacific Corp................................. 210,844  20,728,074
*   United Continental Holdings, Inc................... 203,449   9,437,999
    United Parcel Service, Inc. Class B................  47,534   4,615,076
#*  United Rentals, Inc................................  54,755   5,798,554
#   United Stationers, Inc.............................  27,489   1,060,526
    United Technologies Corp...........................  90,536   9,519,860
    Universal Forest Products, Inc.....................  12,053     527,680
    Universal Truckload Services, Inc..................  11,823     287,181
    URS Corp...........................................  51,132   2,928,330
    US Ecology, Inc....................................  16,379     741,314
#*  USA Truck, Inc.....................................   6,487     120,010
#*  USG Corp...........................................  45,809   1,211,648
#   UTi Worldwide, Inc.................................  72,861     689,265
#   Valmont Industries, Inc............................  14,619   2,128,965
*   Verisk Analytics, Inc. Class A.....................  16,438     986,938
#*  Veritiv Corp.......................................   2,580     102,994
*   Versar, Inc........................................   2,944       9,362
    Viad Corp..........................................  15,944     338,332
*   Vicor Corp.........................................  13,305     104,843
*   Virco Manufacturing Corp...........................   2,861       7,439
*   Volt Information Sciences, Inc.....................   9,139      74,072
    VSE Corp...........................................   3,032     180,616
#*  Wabash National Corp...............................  68,392     930,815
*   WABCO Holdings, Inc................................  16,152   1,574,497
    Wabtec Corp........................................  44,632   3,600,910
    Waste Connections, Inc.............................  81,561   3,861,098
    Waste Management, Inc..............................  99,177   4,452,056
    Watsco, Inc........................................  16,211   1,452,019
    Watsco, Inc. Class B...............................   1,750     158,148
#   Watts Water Technologies, Inc. Class A.............  19,431   1,135,936
#   Werner Enterprises, Inc............................  56,667   1,392,875

                                     1333

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Wesco Aircraft Holdings, Inc.......................  13,602 $    257,758
#*  WESCO International, Inc...........................  31,146    2,444,650
#   West Corp..........................................   4,014      103,441
*   Willdan Group, Inc.................................   5,500       42,460
*   Willis Lease Finance Corp..........................   4,123       93,922
    Woodward, Inc......................................  38,733    1,935,101
#   WW Grainger, Inc...................................  11,050    2,598,407
*   Xerium Technologies, Inc...........................   1,334       17,342
#*  XPO Logistics, Inc.................................  14,358      443,519
    Xylem, Inc.........................................  41,301    1,457,512
#*  YRC Worldwide, Inc.................................   1,209       31,652
                                                                ------------
Total Industrials......................................          673,084,905
                                                                ------------
Information Technology -- (14.0%)
#*  3D Systems Corp....................................  35,217    1,765,428
    Accenture P.L.C. Class A...........................  51,880    4,113,046
*   ACI Worldwide, Inc.................................  68,871    1,290,643
#*  Acorn Energy, Inc..................................   7,525       16,179
    Activision Blizzard, Inc........................... 174,932    3,914,978
*   Actuate Corp.......................................  34,112      143,953
*   Acxiom Corp........................................  52,793      967,168
#*  ADDvantage Technologies Group, Inc.................   2,391        5,858
*   Adobe Systems, Inc.................................  24,312    1,680,202
    ADTRAN, Inc........................................  40,925      910,172
*   Advanced Energy Industries, Inc....................  28,122      473,012
#*  Advanced Micro Devices, Inc........................  48,497      189,623
    Advent Software, Inc...............................  26,103      847,303
#*  Aeroflex Holding Corp..............................   2,215       23,390
*   Aetrium, Inc.......................................     171          872
*   Agilysys, Inc......................................  14,908      196,040
*   Akamai Technologies, Inc...........................  35,058    2,069,123
#*  Alliance Data Systems Corp.........................   9,370    2,457,657
*   Alpha & Omega Semiconductor, Ltd...................   9,820       89,853
    Altera Corp........................................  53,398    1,747,183
    Amdocs, Ltd........................................  55,413    2,512,425
    American Software, Inc. Class A....................  15,060      140,209
*   Amkor Technology, Inc.............................. 116,298    1,029,237
    Amphenol Corp. Class A.............................   9,871      949,294
*   Amtech Systems, Inc................................   4,600       44,988
#*  ANADIGICS, Inc.....................................  44,528       35,622
    Analog Devices, Inc................................  70,713    3,509,486
    Anixter International, Inc.........................  19,768    1,699,455
*   ANSYS, Inc.........................................  17,453    1,342,834
*   AOL, Inc...........................................  61,516    2,371,442
    Apple, Inc......................................... 845,964   80,848,779
    Applied Materials, Inc............................. 175,155    3,671,249
#*  Applied Micro Circuits Corp........................  14,350      119,822
*   ARRIS Group, Inc...................................  86,767    2,964,828
*   Arrow Electronics, Inc.............................  71,420    4,138,789
*   Aspen Technology, Inc..............................  23,031    1,000,467
    Astro-Med, Inc.....................................   3,998       53,613
*   Atmel Corp......................................... 233,715    1,916,463
#*  Audience, Inc......................................   2,386       22,739

                                     1334

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Autodesk, Inc......................................    16,100 $   858,935
    Automatic Data Processing, Inc.....................    30,864   2,509,552
    Avago Technologies, Ltd............................    11,700     811,746
*   AVG Technologies NV................................    25,795     438,515
*   Aviat Networks, Inc................................    32,925      42,802
*   Avid Technology, Inc...............................    25,420     189,379
    Avnet, Inc.........................................    91,664   3,880,137
    AVX Corp...........................................   102,896   1,399,386
    Aware, Inc.........................................     4,426      18,988
*   Axcelis Technologies, Inc..........................    45,801      80,152
*   AXT, Inc...........................................     5,000      10,750
#   Badger Meter, Inc..................................    10,697     533,780
*   Bankrate, Inc......................................    46,445     783,063
#*  Bazaarvoice, Inc...................................     2,561      18,977
    Bel Fuse, Inc. Class A.............................     1,600      36,912
    Bel Fuse, Inc. Class B.............................     6,248     147,703
    Belden, Inc........................................    30,033   2,039,241
*   Benchmark Electronics, Inc.........................    42,700   1,031,205
    Black Box Corp.....................................    13,000     269,100
    Blackbaud, Inc.....................................    18,662     685,082
*   Blackhawk Network Holdings, Inc. Class B...........    21,975     612,883
*   Blucora, Inc.......................................    28,952     494,211
    Booz Allen Hamilton Holding Corp...................    19,867     441,842
*   Bottomline Technologies de, Inc....................    26,059     737,730
    Broadcom Corp. Class A.............................    27,900   1,067,454
    Broadridge Financial Solutions, Inc................    36,086   1,456,792
    Brocade Communications Systems, Inc................   309,349   2,849,104
    Brooks Automation, Inc.............................    57,474     585,085
*   Bsquare Corp.......................................     5,039      15,369
*   BTU International, Inc.............................     3,282      10,962
    CA, Inc............................................   151,661   4,379,970
*   Cabot Microelectronics Corp........................    17,127     688,334
#*  CACI International, Inc. Class A...................    17,967   1,239,543
#*  Cadence Design Systems, Inc........................    83,795   1,410,270
#*  CalAmp Corp........................................     8,625     146,711
*   Calix, Inc.........................................    34,797     323,264
#*  Cardtronics, Inc...................................    32,677   1,260,025
*   Cascade Microtech, Inc.............................     3,846      42,537
#   Cass Information Systems, Inc......................     7,758     350,119
*   Ceva, Inc..........................................    14,916     212,255
*   Checkpoint Systems, Inc............................    28,197     345,131
*   ChyronHego Corp....................................     1,964       4,007
*   CIBER, Inc.........................................    70,727     246,837
#*  Ciena Corp.........................................    53,598   1,046,769
*   Cirrus Logic, Inc..................................    45,978   1,031,287
    Cisco Systems, Inc................................. 1,252,046  31,589,121
*   Citrix Systems, Inc................................    16,147   1,093,636
#*  Clearfield, Inc....................................     7,734      99,537
*   Cognex Corp........................................    58,188   2,384,544
*   Cognizant Technology Solutions Corp. Class A.......    22,496   1,103,429
*   Coherent, Inc......................................    16,089     947,803
    Cohu, Inc..........................................    10,700     119,305
    Communications Systems, Inc........................     6,432      71,009

                                     1335

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   CommVault Systems, Inc.............................  10,838 $   520,441
    Computer Sciences Corp.............................  80,658   5,032,253
#   Computer Task Group, Inc...........................  12,633     180,905
    Compuware Corp..................................... 140,073   1,274,664
*   comScore, Inc......................................   6,858     248,191
    Comtech Telecommunications Corp....................  11,997     405,499
*   Comverse, Inc......................................   2,678      68,771
#*  Concur Technologies, Inc...........................  11,129   1,034,552
    Concurrent Computer Corp...........................   5,474      40,781
*   Constant Contact, Inc..............................  14,788     460,350
    Convergys Corp.....................................  76,211   1,477,731
#*  Conversant, Inc....................................  92,529   2,162,403
*   CoreLogic, Inc.....................................  68,056   1,851,123
    Corning, Inc....................................... 326,108   6,408,022
*   CoStar Group, Inc..................................  16,429   2,361,340
#*  Cray, Inc..........................................  28,000     742,560
#*  Cree, Inc..........................................  52,552   2,482,031
*   Crexendo, Inc......................................   4,869      15,386
    CSG Systems International, Inc.....................  29,734     774,273
    CTS Corp...........................................  21,166     368,077
*   CyberOptics Corp...................................   1,680      13,843
    Daktronics, Inc....................................  29,198     324,098
#*  Datalink Corp......................................  12,231     138,210
#*  Dealertrack Technologies, Inc......................  30,974   1,163,693
#*  Demand Media, Inc..................................  13,967      75,841
*   Dice Holdings, Inc.................................  41,730     382,247
#   Diebold, Inc.......................................  44,429   1,674,085
*   Digi International, Inc............................  16,057     132,631
#   Digimarc Corp......................................   3,690      93,578
*   Digital River, Inc.................................  24,491     349,976
*   Diodes, Inc........................................  31,176     794,988
#*  Dolby Laboratories, Inc. Class A...................  24,663   1,100,956
*   Dot Hill Systems Corp..............................  18,403      72,324
*   DSP Group, Inc.....................................  12,700     112,649
    DST Systems, Inc...................................  29,737   2,678,412
#*  DTS, Inc...........................................  10,231     185,079
    EarthLink Holdings Corp............................  68,533     270,020
*   eBay, Inc.......................................... 111,862   5,906,314
#   Ebix, Inc..........................................  22,273     279,749
#*  Echelon Corp.......................................   3,518       7,951
*   EchoStar Corp. Class A.............................  27,545   1,396,531
*   Edgewater Technology, Inc..........................   4,254      25,992
    Electro Rent Corp..................................  16,270     248,117
    Electro Scientific Industries, Inc.................  15,323      91,632
*   Electronic Arts, Inc...............................  40,781   1,370,242
*   Electronics for Imaging, Inc.......................  33,068   1,457,307
#*  Ellie Mae, Inc.....................................   7,987     229,387
#*  eMagin Corp........................................   6,351      14,861
    EMC Corp........................................... 352,886  10,339,560
#*  Emcore Corp........................................   9,873      40,084
#*  Emulex Corp........................................  64,780     380,906
#*  EnerNOC, Inc.......................................  20,527     367,844
*   Entegris, Inc......................................  95,408   1,096,238

                                     1336

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Entropic Communications, Inc.......................  62,937 $   175,594
*   Envestnet, Inc.....................................   6,398     279,017
*   EPAM Systems, Inc..................................  22,240     859,798
    EPIQ Systems, Inc..................................  24,762     357,068
*   ePlus, Inc.........................................   5,292     289,419
#*  Equinix, Inc.......................................  13,520   2,900,310
*   Euronet Worldwide, Inc.............................  37,628   1,882,905
*   Exar Corp..........................................  33,107     318,820
*   ExlService Holdings, Inc...........................  22,324     626,188
*   Extreme Networks, Inc..............................  65,643     308,522
*   F5 Networks, Inc...................................   6,260     704,813
*   Fabrinet...........................................  13,999     260,381
*   Facebook, Inc. Class A.............................  79,165   5,751,337
#   FactSet Research Systems, Inc......................  11,570   1,389,904
    Fair Isaac Corp....................................  26,082   1,490,586
*   Fairchild Semiconductor International, Inc......... 106,572   1,622,026
*   FalconStor Software, Inc...........................  19,668      29,699
*   FARO Technologies, Inc.............................  11,101     562,044
    FEI Co.............................................  24,374   1,867,048
    Fidelity National Information Services, Inc........ 123,557   6,968,615
#*  Finisar Corp.......................................  67,866   1,338,996
#*  First Solar, Inc...................................  65,568   4,137,996
*   Fiserv, Inc........................................  97,364   6,004,438
*   FleetCor Technologies, Inc.........................   1,400     185,906
    FLIR Systems, Inc..................................  80,549   2,680,671
*   FormFactor, Inc....................................  40,765     275,164
    Forrester Research, Inc............................  14,014     542,062
*   Fortinet, Inc......................................  14,650     359,657
#*  Freescale Semiconductor, Ltd.......................  32,917     658,998
*   Frequency Electronics, Inc.........................   4,145      47,419
*   Gartner, Inc.......................................  13,847     947,412
*   Genpact, Ltd....................................... 102,158   1,797,981
*   Global Cash Access Holdings, Inc...................  62,031     519,199
    Global Payments, Inc...............................  42,703   2,958,037
#   Globalscape, Inc...................................   3,392       8,955
*   Google, Inc. Class A...............................  13,528   7,840,152
*   Google, Inc. Class C...............................  12,928   7,389,645
*   GSE Systems, Inc...................................   8,763      14,459
*   GSI Group, Inc.....................................  11,371     131,108
*   GSI Technology, Inc................................  15,322      98,061
#*  GT Advanced Technologies, Inc......................  59,499     823,466
*   GTT Communications, Inc............................  12,700     129,032
#*  Guidance Software, Inc.............................   6,777      52,454
#*  Guidewire Software, Inc............................     481      19,480
    Hackett Group, Inc. (The)..........................  24,377     146,262
*   Harmonic, Inc......................................  92,417     554,502
    Harris Corp........................................  24,426   1,667,563
#   Heartland Payment Systems, Inc.....................  18,506     879,035
    Hewlett-Packard Co................................. 707,815  25,205,292
*   Hutchinson Technology, Inc.........................  15,007      33,316
    IAC/InterActiveCorp................................  77,073   5,179,306
*   ID Systems, Inc....................................   4,988      28,531
*   Identiv, Inc.......................................   1,836      20,196

                                     1337

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   IEC Electronics Corp...............................     4,588 $    19,774
*   iGATE Corp.........................................    33,966   1,211,907
*   II-VI, Inc.........................................    40,830     560,188
*   Imation Corp.......................................    25,756      82,934
*   Immersion Corp.....................................    13,356     182,309
#*  Infinera Corp......................................    80,189     737,739
*   Informatica Corp...................................    17,096     542,285
*   Ingram Micro, Inc. Class A.........................   106,394   3,053,508
*   Innodata, Inc......................................    15,241      46,333
*   Inphi Corp.........................................    13,373     204,072
*   Insight Enterprises, Inc...........................    34,350     902,374
*   Integrated Device Technology, Inc..................   100,218   1,439,130
    Integrated Silicon Solution, Inc...................    19,298     282,137
#   Intel Corp......................................... 1,402,548  47,532,352
*   Intellicheck Mobilisa, Inc.........................     2,872       1,924
#*  Interactive Intelligence Group, Inc................     8,480     384,738
#   InterDigital, Inc..................................    22,244     980,738
#*  Internap Network Services Corp.....................    36,369     262,220
    International Business Machines Corp...............    64,884  12,436,316
*   International Rectifier Corp.......................    51,167   1,270,988
*   Interphase Corp....................................     2,400       8,904
    Intersil Corp. Class A.............................    88,652   1,137,405
*   Intevac, Inc.......................................    11,235      71,230
*   IntraLinks Holdings, Inc...........................    25,699     206,106
*   IntriCon Corp......................................     3,283      22,095
    Intuit, Inc........................................    18,774   1,538,905
#*  InvenSense, Inc....................................     1,102      25,357
#*  IPG Photonics Corp.................................    19,699   1,326,728
*   Iteris, Inc........................................     3,900       6,435
#*  Itron, Inc.........................................    25,913     932,350
*   Ixia...............................................    51,019     545,903
    IXYS Corp..........................................    22,867     261,141
#   j2 Global, Inc.....................................    36,305   1,776,041
    Jabil Circuit, Inc.................................   144,108   2,876,396
    Jack Henry & Associates, Inc.......................    34,105   1,990,027
#*  JDS Uniphase Corp..................................   113,461   1,346,782
*   Juniper Networks, Inc..............................   215,215   5,066,161
*   Kemet Corp.........................................    25,026     123,378
*   Key Tronic Corp....................................     5,745      60,897
    KLA-Tencor Corp....................................    47,962   3,428,803
#*  Knowles Corp.......................................    22,864     664,885
#*  Kofax, Ltd.........................................     7,142      51,280
#*  Kopin Corp.........................................    43,212     148,217
*   Kulicke & Soffa Industries, Inc....................    55,838     760,514
*   KVH Industries, Inc................................    10,836     140,976
    Lam Research Corp..................................    53,326   3,732,820
*   Lattice Semiconductor Corp.........................    79,245     542,036
    Leidos Holdings, Inc...............................    53,283   1,968,274
    Lexmark International, Inc. Class A................    49,066   2,356,640
#*  LGL Group, Inc. (The)..............................     1,209       5,809
*   Limelight Networks, Inc............................    59,916     153,984
    Linear Technology Corp.............................    36,065   1,591,729
*   Lionbridge Technologies, Inc.......................    60,037     344,012

                                     1338

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Liquidity Services, Inc............................   1,628 $    21,962
    Littelfuse, Inc....................................  16,057   1,395,674
*   LogMeIn, Inc.......................................     790      32,161
*   LoJack Corp........................................  17,765      89,891
*   M/A-COM Technology Solutions Holdings, Inc.........   2,960      58,904
*   Magnachip Semiconductor Corp.......................  25,149     352,337
*   Manhattan Associates, Inc..........................  52,380   1,537,877
#   ManTech International Corp. Class A................  14,962     403,974
    Marchex, Inc. Class B..............................  13,951     153,461
    Marvell Technology Group, Ltd...................... 190,555   2,542,004
    MasterCard, Inc. Class A...........................  54,116   4,012,701
#*  Mattersight Corp...................................   2,980      14,244
*   Mattson Technology, Inc............................  29,541      60,559
    Maxim Integrated Products, Inc.....................  58,823   1,724,102
    MAXIMUS, Inc.......................................  57,066   2,360,250
*   MaxLinear, Inc. Class A............................   5,479      51,941
*   Maxwell Technologies, Inc..........................  16,511     179,640
*   Measurement Specialties, Inc.......................  10,785     927,402
    Mentor Graphics Corp...............................  81,992   1,619,342
*   Mercury Systems, Inc...............................  22,948     253,575
#   Mesa Laboratories, Inc.............................   2,490     190,410
    Methode Electronics, Inc...........................  26,314     841,522
    Micrel, Inc........................................  40,728     426,015
#   Microchip Technology, Inc..........................  37,893   1,705,943
*   Micron Technology, Inc............................. 431,051  13,168,608
*   MICROS Systems, Inc................................  24,339   1,646,047
*   Microsemi Corp.....................................  65,941   1,581,265
    Microsoft Corp..................................... 631,854  27,270,819
    MKS Instruments, Inc...............................  43,122   1,370,417
#   MOCON, Inc.........................................   3,290      50,995
#*  ModusLink Global Solutions, Inc....................  22,105      82,452
*   MoneyGram International, Inc.......................   7,036     101,670
    Monolithic Power Systems, Inc......................  24,423   1,007,205
    Monotype Imaging Holdings, Inc.....................  24,397     729,226
*   Monster Worldwide, Inc.............................  89,552     582,088
#*  MoSys, Inc.........................................  27,890      92,316
    Motorola Solutions, Inc............................  39,832   2,536,502
*   Move, Inc..........................................  25,547     372,986
#   MTS Systems Corp...................................  11,907     785,862
*   Multi-Fineline Electronix, Inc.....................  15,161     147,971
#*  Nanometrics, Inc...................................  15,684     244,043
*   NAPCO Security Technologies, Inc...................   4,744      22,914
    National Instruments Corp..........................  25,505     812,079
*   NCI, Inc. Class A..................................   2,997      26,913
*   NCR Corp...........................................  87,734   2,715,367
    NetApp, Inc........................................  90,995   3,534,246
*   NETGEAR, Inc.......................................  26,176     819,571
#*  Netlist, Inc.......................................   4,619       5,728
*   Netscout Systems, Inc..............................  28,771   1,223,631
#*  NetSuite, Inc......................................   9,300     784,083
#*  NeuStar, Inc. Class A..............................  20,843     580,686
*   Newport Corp.......................................  26,884     465,362
    NIC, Inc...........................................  16,205     273,378

                                     1339

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Novatel Wireless, Inc..............................  20,282 $    38,130
#*  Nuance Communications, Inc.........................  99,310   1,805,456
#*  Numerex Corp. Class A..............................   7,077      71,124
    NVIDIA Corp........................................ 158,800   2,779,000
#*  Oclaro, Inc........................................  17,570      32,680
#*  OmniVision Technologies, Inc.......................  37,945     849,968
*   ON Semiconductor Corp.............................. 243,090   2,080,850
#*  Onvia, Inc.........................................     521       2,496
*   Oplink Communications, Inc.........................  15,099     287,787
    Optical Cable Corp.................................   2,727      11,753
    Oracle Corp........................................ 300,913  12,153,876
*   OSI Systems, Inc...................................  14,423     956,245
#*  Pandora Media, Inc.................................   1,538      38,635
*   PAR Technology Corp................................   6,291      24,535
#   Park Electrochemical Corp..........................  13,101     368,924
    Paychex, Inc.......................................  62,809   2,575,797
    PC Connection, Inc.................................  15,200     310,536
    PC-Tel, Inc........................................   9,651      72,769
#*  PCM, Inc...........................................   6,559      64,934
*   PDF Solutions, Inc.................................  16,779     321,486
    Pegasystems, Inc...................................  18,938     404,705
    Perceptron, Inc....................................   5,431      61,099
*   Perficient, Inc....................................  23,915     406,316
*   Pericom Semiconductor Corp.........................  14,990     132,362
#*  Photronics, Inc....................................  40,446     322,355
#*  Pixelworks, Inc....................................   4,735      37,264
*   Planar Systems, Inc................................   8,372      22,688
    Plantronics, Inc...................................  31,170   1,464,055
*   Plexus Corp........................................  26,730   1,051,291
*   PLX Technology, Inc................................  23,024     149,426
*   PMC-Sierra, Inc.................................... 136,266     917,070
*   Polycom, Inc....................................... 104,302   1,337,152
    Power Integrations, Inc............................  18,346     987,565
#*  PRGX Global, Inc...................................  15,202      91,516
#*  Procera Networks, Inc..............................   3,765      37,688
*   Progress Software Corp.............................  39,983     926,806
*   PTC, Inc...........................................  59,372   2,135,017
*   Pulse Electronics Corp.............................   1,070       2,611
    QAD, Inc. Class A..................................   6,498     122,812
    QAD, Inc. Class B..................................   1,920      30,682
*   QLogic Corp........................................  62,252     566,493
    QUALCOMM, Inc...................................... 138,031  10,172,885
*   Qualstar Corp......................................     500         655
#*  QuickLogic Corp....................................   4,260      14,484
*   QuinStreet, Inc....................................   8,681      43,318
*   Qumu Corp..........................................   5,408      71,115
#*  Rackspace Hosting, Inc.............................   6,202     187,859
*   Radisys Corp.......................................  17,046      55,229
#*  Rambus, Inc........................................  79,978     920,547
*   RealD, Inc.........................................  14,528     153,561
*   RealNetworks, Inc..................................  20,921     157,326
#*  RealPage, Inc......................................   9,062     145,943
*   Red Hat, Inc.......................................  14,800     860,176

                                     1340

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#   Reis, Inc..........................................   6,463 $  139,665
*   Relm Wireless Corp.................................     766      3,141
#*  Remark Media, Inc..................................     418      2,905
#   RF Industries, Ltd.................................   3,883     20,580
#*  RF Micro Devices, Inc.............................. 194,407  2,169,582
    Richardson Electronics, Ltd........................   8,608     85,822
*   Riverbed Technology, Inc...........................  39,694    710,523
*   Rofin-Sinar Technologies, Inc......................  17,516    382,374
*   Rogers Corp........................................  11,544    662,164
*   Rosetta Stone, Inc.................................  15,557    149,969
*   Rovi Corp..........................................  64,011  1,495,937
#*  Rubicon Technology, Inc............................  13,459    101,346
*   Rudolph Technologies, Inc..........................  21,979    202,427
*   Saba Software, Inc.................................  13,847    171,703
*   Salesforce.com, Inc................................  32,220  1,747,935
    SanDisk Corp.......................................  60,494  5,547,905
*   Sanmina Corp.......................................  58,782  1,369,033
*   Sapient Corp....................................... 109,195  1,611,718
*   ScanSource, Inc....................................  18,185    651,205
#   Science Applications International Corp............  31,697  1,323,984
*   Seachange International, Inc.......................  22,574    169,079
#   Seagate Technology P.L.C...........................  60,324  3,534,986
*   Semtech Corp.......................................  46,323  1,034,393
*   ShoreTel, Inc......................................  42,758    264,244
*   Shutterstock, Inc..................................   1,891    147,385
*   Sigma Designs, Inc.................................  25,398    107,688
#*  Silicon Graphics International Corp................  17,281    164,342
*   Silicon Image, Inc.................................  55,585    277,369
*   Silicon Laboratories, Inc..........................  29,305  1,193,593
    Skyworks Solutions, Inc............................ 112,578  5,714,459
*   SMTC Corp..........................................   8,334     15,918
*   SolarWinds, Inc....................................  18,290    752,451
    Solera Holdings, Inc...............................   5,888    376,832
*   Sonus Networks, Inc................................ 197,543    697,327
*   Spansion, Inc. Class A.............................  40,874    775,380
#*  Spark Networks, Inc................................   3,880     23,125
#*  Speed Commerce, Inc................................  15,685     48,780
*   SS&C Technologies Holdings, Inc....................  46,066  1,995,118
*   Stamps.com, Inc....................................  10,521    332,779
*   StarTek, Inc.......................................   7,712     54,832
#*  Stratasys, Ltd.....................................  22,554  2,267,579
#*  SunEdison, Inc..................................... 141,140  2,822,800
#*  SunPower Corp......................................  60,268  2,213,644
*   Super Micro Computer, Inc..........................  25,605    670,083
*   support.com, Inc...................................  36,277     86,339
*   Sykes Enterprises, Inc.............................  34,094    705,746
    Symantec Corp...................................... 166,806  3,946,630
#*  Synaptics, Inc.....................................  29,897  2,159,460
#*  Synchronoss Technologies, Inc......................  23,126    934,522
*   SYNNEX Corp........................................  26,278  1,694,931
*   Synopsys, Inc......................................  69,149  2,611,758
*   Syntel, Inc........................................   6,037    521,416
*   Take-Two Interactive Software, Inc................. 124,881  2,794,837

                                     1341

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    TE Connectivity, Ltd...............................  85,564 $ 5,295,556
*   Tech Data Corp.....................................  28,563   1,793,471
*   TeleCommunication Systems, Inc. Class A............  33,220     104,643
*   Telenav, Inc.......................................  25,300     125,741
*   TeleTech Holdings, Inc.............................  37,519   1,032,898
*   Teradata Corp......................................  38,758   1,634,037
#   Teradyne, Inc...................................... 133,582   2,433,864
    Tessco Technologies, Inc...........................   5,854     178,547
    Tessera Technologies, Inc..........................  37,392     950,131
    Texas Instruments, Inc.............................  99,015   4,579,444
    TheStreet, Inc.....................................  12,656      30,754
*   TIBCO Software, Inc................................  77,066   1,487,374
*   TiVo, Inc..........................................  10,054     135,327
    Total System Services, Inc.........................  80,762   2,584,384
    Transact Technologies, Inc.........................   5,300      47,912
#*  Trimble Navigation, Ltd............................  52,092   1,609,643
*   TriQuint Semiconductor, Inc........................ 111,918   2,012,286
#*  TTM Technologies, Inc..............................  47,667     357,979
#*  Tyler Technologies, Inc............................  18,173   1,648,836
#*  Ultimate Software Group, Inc. (The)................   3,200     431,712
*   Ultra Clean Holdings, Inc..........................  17,635     152,895
#*  Ultratech, Inc.....................................  19,109     452,501
#*  Unisys Corp........................................  20,523     436,935
    United Online, Inc.................................   9,323      99,849
#*  Unwired Planet, Inc................................  24,541      49,082
#*  Veeco Instruments, Inc.............................  26,682     926,132
*   VeriFone Systems, Inc..............................  60,130   2,014,956
*   Verint Systems, Inc................................  28,860   1,354,688
#*  VeriSign, Inc......................................  14,100     762,105
#*  ViaSat, Inc........................................  28,958   1,693,174
*   Viasystems Group, Inc..............................  10,620     103,970
*   Vicon Industries, Inc..............................     916       2,111
*   Video Display Corp.................................   3,247      10,325
*   Virtusa Corp.......................................  21,489     672,176
    Visa, Inc. Class A.................................  72,458  15,289,363
#   Vishay Intertechnology, Inc........................ 131,644   1,939,116
*   Vishay Precision Group, Inc........................   9,403     135,685
#*  VistaPrint NV......................................  14,276     703,236
#*  VMware, Inc. Class A...............................   3,400     337,824
    Wayside Technology Group, Inc......................   3,335      58,262
*   Web.com Group, Inc.................................  30,956     821,882
#*  WebMD Health Corp..................................  28,628   1,426,533
*   Westell Technologies, Inc. Class A.................  29,716      51,409
    Western Digital Corp...............................  82,365   8,222,498
#   Western Union Co. (The)............................  71,112   1,242,327
*   WEX, Inc...........................................  22,892   2,470,505
*   Xcerra Corp........................................  31,104     290,822
    Xerox Corp......................................... 576,168   7,639,988
    Xilinx, Inc........................................  60,741   2,498,277
*   XO Group, Inc......................................  17,814     198,982
*   Yahoo!, Inc........................................  94,588   3,387,196
*   Zebra Technologies Corp. Class A...................  35,863   2,871,550
#*  Zix Corp...........................................  41,374     143,568

                                     1342

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Zynga, Inc. Class A................................ 421,209 $  1,229,930
                                                                ------------
Total Information Technology...........................          755,506,940
                                                                ------------
Materials -- (4.8%)
    A Schulman, Inc....................................  19,913      791,343
*   AEP Industries, Inc................................   3,678      149,878
    Air Products & Chemicals, Inc......................  15,972    2,107,505
    Airgas, Inc........................................  26,682    2,852,839
    Albemarle Corp.....................................  60,218    3,693,772
    Alcoa, Inc......................................... 462,297    7,577,048
    Allegheny Technologies, Inc........................  73,540    2,768,781
#*  Allied Nevada Gold Corp............................   8,534       26,711
#*  AM Castle & Co.....................................  15,119      125,185
#   American Vanguard Corp.............................  19,985      253,610
    Ampco-Pittsburgh Corp..............................   4,586       92,500
#   Aptargroup, Inc....................................  35,787    2,186,586
    Ashland, Inc.......................................  36,227    3,791,156
    Avery Dennison Corp................................  69,913    3,300,593
    Axiall Corp........................................  32,379    1,386,793
    Balchem Corp.......................................  15,253      762,650
    Ball Corp..........................................  22,000    1,347,720
    Bemis Co., Inc.....................................  66,895    2,609,574
*   Berry Plastics Group, Inc..........................   5,322      129,271
    Cabot Corp.........................................  45,400    2,378,506
*   Calgon Carbon Corp.................................  38,212      810,094
#   Carpenter Technology Corp..........................  31,995    1,732,209
    Celanese Corp. Series A............................  50,045    2,913,119
*   Century Aluminum Co................................  69,737    1,311,056
    CF Industries Holdings, Inc........................  30,186    7,556,763
    Chase Corp.........................................   3,920      132,300
*   Chemtura Corp......................................  69,113    1,607,568
*   Clearwater Paper Corp..............................  15,020    1,015,352
#   Cliffs Natural Resources, Inc...................... 106,732    1,862,473
*   Coeur Mining, Inc..................................  56,121      437,744
    Commercial Metals Co............................... 100,679    1,735,706
    Compass Minerals International, Inc................  11,105      955,252
#*  Contango ORE, Inc..................................     780        8,151
*   Core Molding Technologies, Inc.....................   4,878       64,634
*   Crown Holdings, Inc................................  12,300      572,565
    Cytec Industries, Inc..............................  30,535    3,079,455
#   Deltic Timber Corp.................................   6,480      395,928
    Domtar Corp........................................  46,542    1,671,789
    Dow Chemical Co. (The)............................. 264,593   13,512,765
    Eagle Materials, Inc...............................  28,380    2,577,472
    Eastman Chemical Co................................  86,515    6,815,652
    Ecolab, Inc........................................  24,109    2,616,550
    EI du Pont de Nemours & Co......................... 119,246    7,668,710
*   Ferro Corp.........................................  99,254    1,244,645
#*  Flotek Industries, Inc.............................  25,460      734,521
    FMC Corp...........................................  21,044    1,372,490
    Freeport-McMoRan, Inc.............................. 241,449    8,986,732
    Friedman Industries, Inc...........................   5,121       44,655
#   FutureFuel Corp....................................  28,154      443,707

                                     1343

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
#*  General Moly, Inc..................................  58,531 $   61,458
    Globe Specialty Metals, Inc........................  52,158    992,567
#*  Golden Minerals Co.................................   7,078      8,423
*   Graphic Packaging Holding Co....................... 223,749  2,684,988
    Greif, Inc. Class A................................  17,510    878,652
    Greif, Inc. Class B................................   8,861    475,127
    Hawkins, Inc.......................................   6,748    231,119
#   Haynes International, Inc..........................   8,262    411,448
#   HB Fuller Co.......................................  36,688  1,638,119
*   Headwaters, Inc....................................  43,556    465,614
#   Hecla Mining Co.................................... 155,821    492,394
#*  Horsehead Holding Corp.............................  32,234    603,743
    Huntsman Corp...................................... 155,050  4,039,052
    Innophos Holdings, Inc.............................  15,788    954,069
    Innospec, Inc......................................  16,438    660,972
    International Flavors & Fragrances, Inc............   8,200    828,118
    International Paper Co............................. 135,000  6,412,500
#*  Intrepid Potash, Inc...............................  39,496    584,936
#   Kaiser Aluminum Corp...............................  12,565    970,269
*   KapStone Paper and Packaging Corp..................  80,911  2,406,293
    KMG Chemicals, Inc.................................   7,438    124,735
    Koppers Holdings, Inc..............................   8,940    322,108
*   Kraton Performance Polymers, Inc...................  22,741    468,692
#   Kronos Worldwide, Inc..............................  33,276    496,145
*   Landec Corp........................................  18,845    230,097
#*  Louisiana-Pacific Corp.............................  89,963  1,218,099
*   LSB Industries, Inc................................  15,430    594,209
    LyondellBasell Industries NV Class A...............  77,049  8,186,456
    Martin Marietta Materials, Inc.....................  38,277  4,755,152
    Materion Corp......................................  14,302    462,098
#*  McEwen Mining, Inc................................. 111,948    319,052
    MeadWestvaco Corp..................................  98,891  4,133,644
*   Mercer International, Inc..........................  23,114    230,215
#*  Metabolix, Inc.....................................   1,632        800
    Minerals Technologies, Inc.........................  24,648  1,431,309
#*  Mines Management, Inc..............................   1,064        844
#*  Molycorp, Inc......................................   2,500      5,225
#   Monsanto Co........................................  31,073  3,514,046
    Mosaic Co. (The)...................................  65,440  3,017,438
    Myers Industries, Inc..............................  24,254    448,214
    Neenah Paper, Inc..................................  12,537    622,086
#   NewMarket Corp.....................................   6,400  2,476,800
    Newmont Mining Corp................................  68,775  1,713,185
    Noranda Aluminum Holding Corp......................  24,384    107,777
*   Northern Technologies International Corp...........     929     18,859
    Nucor Corp.........................................  74,096  3,721,101
#   Olin Corp..........................................  54,726  1,454,070
    Olympic Steel, Inc.................................   7,202    157,940
#   OM Group, Inc......................................  21,791    616,032
#*  OMNOVA Solutions, Inc..............................  31,590    254,931
*   Owens-Illinois, Inc................................ 135,450  4,224,685
    Packaging Corp. of America.........................  49,760  3,292,122
*   Penford Corp.......................................   8,331    102,305

                                     1344

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
    PH Glatfelter Co...................................  27,085 $    644,623
    PolyOne Corp.......................................  63,384    2,405,423
    PPG Industries, Inc................................  10,790    2,140,304
    Praxair, Inc.......................................  32,224    4,129,183
    Quaker Chemical Corp...............................   9,345      659,850
    Reliance Steel & Aluminum Co.......................  49,302    3,364,861
#*  Rentech, Inc.......................................  89,229      193,627
*   Resolute Forest Products, Inc......................   2,286       35,182
    Rock-Tenn Co. Class A..............................  29,685    2,951,580
    Rockwood Holdings, Inc.............................  42,536    3,357,792
#   Royal Gold, Inc....................................  30,200    2,282,214
    RPM International, Inc.............................  70,295    3,105,633
*   RTI International Metals, Inc......................  20,358      506,100
#   Schnitzer Steel Industries, Inc. Class A...........  18,562      495,791
    Schweitzer-Mauduit International, Inc..............  22,274      909,447
    Scotts Miracle-Gro Co. (The) Class A...............  17,865      950,418
    Sealed Air Corp.................................... 117,429    3,771,819
#*  Senomyx, Inc.......................................  11,087       78,219
    Sensient Technologies Corp.........................  35,608    1,869,420
    Sherwin-Williams Co. (The).........................   8,800    1,814,824
    Sigma-Aldrich Corp.................................   9,500      953,990
    Silgan Holdings, Inc...............................  27,198    1,338,686
    Sonoco Products Co.................................  55,927    2,188,983
    Southern Copper Corp...............................  11,634      382,293
    Steel Dynamics, Inc................................ 154,389    3,274,591
    Stepan Co..........................................  14,992      721,415
#*  Stillwater Mining Co...............................  82,167    1,470,789
*   SunCoke Energy, Inc................................  54,820    1,251,541
#   Synalloy Corp......................................   4,403       73,706
*   TimkenSteel Corp...................................  28,350    1,233,508
#*  Trecora Resources..................................   9,325      112,086
    Tredegar Corp......................................  12,950      253,043
    Tronox, Ltd. Class A...............................  35,449      940,816
    United States Lime & Minerals, Inc.................   3,102      178,737
#   United States Steel Corp........................... 100,605    3,369,261
*   Universal Stainless & Alloy Products, Inc..........   3,717      107,161
    US Silica Holdings, Inc............................  15,772      886,702
    Valspar Corp. (The)................................  43,597    3,271,955
#*  Verso Paper Corp...................................   1,800        5,670
    Vulcan Materials Co................................  30,506    1,925,844
#   Walter Energy, Inc.................................   2,050       11,788
    Wausau Paper Corp..................................  34,116      343,548
    Westlake Chemical Corp.............................  88,480    7,732,267
    Worthington Industries, Inc........................  49,115    1,878,649
*   WR Grace & Co......................................  16,004    1,456,364
    Zep, Inc...........................................  13,354      208,189
                                                                ------------
Total Materials........................................          257,970,302
                                                                ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......   2,600           --

                                     1345

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Other -- (Continued)
o*  Gerber Scientific, Inc. Escrow Shares..............    12,557 $         --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................    15,555      265,368
    Parkway Properties, Inc............................     9,611      199,236
                                                                  ------------
Total Real Estate Investment Trusts....................                464,604
                                                                  ------------
Telecommunication Services -- (2.4%)
#*  8x8, Inc...........................................    29,171      235,702
*   Alaska Communications Systems Group, Inc...........    13,384       24,627
#   Alteva.............................................     2,937       18,738
    AT&T, Inc.......................................... 1,617,222   57,556,931
    Atlantic Tele-Network, Inc.........................    10,116      591,887
#*  Boingo Wireless, Inc...............................     5,464       33,385
#   CenturyLink, Inc...................................   135,938    5,334,207
*   Cincinnati Bell, Inc...............................   116,096      442,326
    Cogent Communications Holdings, Inc................    13,518      469,210
#   Consolidated Communications Holdings, Inc..........    32,157      719,674
#   Enventis Corp......................................     8,732      143,030
#   Frontier Communications Corp.......................   690,273    4,521,288
*   General Communication, Inc. Class A................    35,458      391,456
#*  Globalstar, Inc....................................    63,100      249,876
#*  Hawaiian Telcom Holdco, Inc........................       200        5,640
    HC2 Holdings, Inc..................................     4,924       19,450
    IDT Corp. Class B..................................    17,532      273,324
    Inteliquent, Inc...................................    41,859      444,124
#*  Iridium Communications, Inc........................    44,017      360,059
*   Level 3 Communications, Inc........................    35,088    1,543,170
    Lumos Networks Corp................................    14,973      229,686
#*  NII Holdings, Inc..................................     6,140        4,208
#   NTELOS Holdings Corp...............................    14,925      179,697
#*  ORBCOMM, Inc.......................................    33,321      209,256
*   Premiere Global Services, Inc......................    33,866      443,645
*   SBA Communications Corp. Class A...................    21,982    2,350,535
    Shenandoah Telecommunications Co...................    15,922      441,199
    Spok Holdings, Inc.................................    18,161      271,870
#*  Sprint Corp........................................   199,821    1,468,684
*   Straight Path Communications, Inc. Class B.........     7,493       73,956
*   T-Mobile US, Inc...................................    51,251    1,688,208
    Telephone & Data Systems, Inc......................    69,151    1,728,775
*   tw telecom, Inc....................................    40,157    1,635,996
*   United States Cellular Corp........................    19,296      754,281
    Verizon Communications, Inc........................   740,077   37,314,682
*   Vonage Holdings Corp...............................   144,148      501,635
#   Windstream Holdings, Inc...........................   481,436    5,517,256
                                                                  ------------
Total Telecommunication Services.......................            128,191,673
                                                                  ------------
Utilities -- (1.7%)
    AES Corp...........................................   142,171    2,077,118
    AGL Resources, Inc.................................    28,112    1,451,704
#   ALLETE, Inc........................................    25,233    1,183,932

                                     1346

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Utilities -- (Continued)
    Alliant Energy Corp................................  11,246 $  635,399
    Ameren Corp........................................  20,941    805,181
    American Electric Power Co., Inc...................  28,500  1,481,715
    American States Water Co...........................  20,043    612,314
    American Water Works Co., Inc......................   9,578    457,541
    Aqua America, Inc..................................  43,146  1,026,012
#   Artesian Resources Corp. Class A...................   3,453     75,241
    Atmos Energy Corp..................................  23,008  1,111,747
#   Avista Corp........................................  34,006  1,055,206
    Black Hills Corp...................................  24,539  1,293,451
#*  Cadiz, Inc.........................................   2,488     22,342
    California Water Service Group.....................  25,697    585,121
*   Calpine Corp....................................... 153,092  3,374,148
    CenterPoint Energy, Inc............................  36,646    891,231
    Chesapeake Utilities Corp..........................   6,442    419,310
    Cleco Corp.........................................  21,400  1,192,836
    CMS Energy Corp....................................  35,800  1,035,694
#   Connecticut Water Service, Inc.....................   6,180    197,080
#   Consolidated Edison, Inc...........................  16,132    904,844
    Consolidated Water Co., Ltd........................   8,030     83,432
#   Delta Natural Gas Co., Inc.........................   2,958     57,977
    Dominion Resources, Inc............................  34,465  2,331,213
    DTE Energy Co......................................  15,286  1,128,412
    Duke Energy Corp...................................  40,796  2,942,615
*   Dynegy, Inc........................................   9,086    241,233
    Edison International...............................  18,676  1,023,445
    El Paso Electric Co................................  21,595    795,776
    Empire District Electric Co. (The).................  20,041    491,205
    Entergy Corp.......................................  12,810    932,952
    Exelon Corp........................................  38,885  1,208,546
    FirstEnergy Corp...................................  26,950    841,109
    Gas Natural, Inc...................................   1,847     23,808
#*  Genie Energy, Ltd. Class B.........................  12,764     88,454
    Great Plains Energy, Inc...........................  39,645    982,800
#   Hawaiian Electric Industries, Inc..................  43,152  1,019,250
    IDACORP, Inc.......................................  28,517  1,527,085
    Integrys Energy Group, Inc.........................  19,386  1,270,946
    ITC Holdings Corp..................................  41,154  1,485,659
#   Laclede Group, Inc. (The)..........................  17,650    829,197
    MDU Resources Group, Inc...........................  34,636  1,091,380
#   MGE Energy, Inc....................................  15,924    599,061
#   Middlesex Water Co.................................   8,608    174,915
#   National Fuel Gas Co...............................   6,167    424,968
#   New Jersey Resources Corp..........................  24,881  1,270,921
    NextEra Energy, Inc................................  25,658  2,409,030
    NiSource, Inc......................................  23,975    903,378
    Northeast Utilities................................  29,182  1,281,090
#   Northwest Natural Gas Co...........................  12,003    518,770
    NorthWestern Corp..................................  21,757  1,005,608
    NRG Energy, Inc.................................... 152,955  4,735,487
    OGE Energy Corp....................................  25,200    905,940
#   ONE Gas, Inc.......................................  19,584    705,024
#   Ormat Technologies, Inc............................  22,819    588,502

                                     1347

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#     Otter Tail Corp................................     19,733 $      551,735
      Pepco Holdings, Inc............................     32,515        873,028
      PG&E Corp......................................     19,484        870,350
      Piedmont Natural Gas Co., Inc..................     26,711        926,605
      Pinnacle West Capital Corp.....................     10,000        534,900
      PNM Resources, Inc.............................     44,367      1,138,013
#     Portland General Electric Co...................     45,881      1,464,980
      PPL Corp.......................................     33,167      1,094,179
      Public Service Enterprise Group, Inc...........     99,549      3,501,138
      Questar Corp...................................     96,766      2,152,076
      RGC Resources, Inc.............................        678         13,418
#     SCANA Corp.....................................     11,266        573,214
      Sempra Energy..................................     13,294      1,325,545
      SJW Corp.......................................     11,311        303,248
#     South Jersey Industries, Inc...................     18,842      1,009,366
      Southern Co. (The).............................     45,273      1,959,868
      Southwest Gas Corp.............................     25,612      1,268,562
#     TECO Energy, Inc...............................     46,542        812,623
      UGI Corp.......................................     80,174      3,891,646
#     UIL Holdings Corp..............................     23,073        810,093
      Unitil Corp....................................      8,962        286,784
#     UNS Energy Corp................................     19,093      1,153,599
      Vectren Corp...................................     18,943        721,539
#     Westar Energy, Inc.............................     30,202      1,088,480
      WGL Holdings, Inc..............................     26,703      1,040,883
#     Wisconsin Energy Corp..........................     19,070        831,071
      Xcel Energy, Inc...............................     42,246      1,301,177
#     York Water Co..................................      5,802        110,412
                                                                 --------------
Total Utilities......................................                89,416,887
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,822,065,681
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16.    137,366          7,555
o*    Leap Wireless International, Inc. Contingent
        Value Rights.................................     42,008        105,860
o*    LGL Group, Inc. (The) Warrants 08/06/18........      6,045            194
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16      9,520             --
o#*   Royal Bancshares PA, Inc. Rights 08/01/14......      2,289          1,900
o*    Unity Bancorp, Inc. Rights 08/08/14............      2,239            157
TOTAL RIGHTS/WARRANTS................................                   115,666
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves,
        0.068%....................................... 19,869,370     19,869,370
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund................. 46,693,378    540,242,385
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,490,434,836)^^            $5,382,293,102
                                                                 ==============

                                     1348

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary.. $  673,764,405 $     12,631   --    $  673,777,036
    Consumer Staples........    283,176,074           --   --       283,176,074
    Energy..................    588,400,926           --   --       588,400,926
    Financials..............    848,432,956        4,653   --       848,437,609
    Health Care.............    523,582,411       56,314   --       523,638,725
    Industrials.............    673,084,679          226   --       673,084,905
    Information Technology..    755,506,940           --   --       755,506,940
    Materials...............    257,970,302           --   --       257,970,302
    Other...................             --           --   --                --
    Real Estate Investment
      Trusts................        464,604           --   --           464,604
    Telecommunication
      Services..............    128,191,673           --   --       128,191,673
    Utilities...............     89,416,887           --   --        89,416,887
 Rights/Warrants............             --      115,666   --           115,666
 Temporary Cash Investments.     19,869,370           --   --        19,869,370
 Securities Lending
   Collateral...............             --  540,242,385   --       540,242,385
                             -------------- ------------   --    --------------
 TOTAL...................... $4,841,861,227 $540,431,875   --    $5,382,293,102
                             ============== ============   ==    ==============

                                     1349

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (99.1%)

AUSTRALIA -- (5.7%)
    Adelaide Brighton, Ltd.............................    28,536 $     96,236
*   Alumina, Ltd....................................... 1,472,416    2,164,737
*   Alumina, Ltd. Sponsored ADR........................    39,590      230,612
    AMP, Ltd...........................................   100,582      507,727
    Asciano, Ltd....................................... 1,321,500    7,335,634
    ASX, Ltd...........................................       978       32,662
    Bank of Queensland, Ltd............................   241,936    2,792,192
    Beach Energy, Ltd..................................    42,299       65,802
    Bendigo and Adelaide Bank, Ltd.....................   326,386    3,839,995
*   BlueScope Steel, Ltd...............................   363,944    2,091,636
    Boral, Ltd.........................................   576,006    2,833,475
    Caltex Australia, Ltd..............................   110,645    2,517,160
    Downer EDI, Ltd....................................   138,773      618,969
    Echo Entertainment Group, Ltd......................   370,129    1,133,865
    Fairfax Media, Ltd.................................    52,779       41,542
    Fortescue Metals Group, Ltd........................   241,286    1,081,742
    GrainCorp, Ltd. Class A............................   197,228    1,585,477
    Harvey Norman Holdings, Ltd........................   413,690    1,173,833
    Incitec Pivot, Ltd................................. 1,356,159    3,711,323
    Leighton Holdings, Ltd.............................    14,190      288,593
    Lend Lease Group...................................   243,770    3,042,050
    Macquarie Group, Ltd...............................   298,729   15,987,852
    Metcash, Ltd.......................................   225,403      608,884
    National Australia Bank, Ltd.......................    90,393    2,935,024
    New Hope Corp., Ltd................................    87,426      241,456
*   Newcrest Mining, Ltd...............................   341,132    3,407,860
    Origin Energy, Ltd.................................   942,278   12,409,494
    Primary Health Care, Ltd...........................   275,866    1,233,506
*   Qantas Airways, Ltd................................ 1,010,685    1,238,414
    QBE Insurance Group, Ltd...........................   550,590    5,565,162
    Rio Tinto, Ltd.....................................   174,365   10,591,569
    Santos, Ltd........................................ 1,391,471   18,641,636
    Seven Group Holdings, Ltd..........................   101,875      721,284
*   Sims Metal Management, Ltd.........................    83,499      915,042
*   Sims Metal Management, Ltd. Sponsored ADR..........     7,228       78,930
    Sonic Healthcare, Ltd..............................    41,394      692,362
    Suncorp Group, Ltd................................. 1,046,263   13,756,321
    Tabcorp Holdings, Ltd..............................   682,591    2,205,646
    Tatts Group, Ltd................................... 1,267,219    4,161,392
    Toll Holdings, Ltd.................................   754,060    3,788,227
    Treasury Wine Estates, Ltd.........................   440,182    2,017,142
    Wesfarmers, Ltd....................................   826,153   33,454,370
    Woodside Petroleum, Ltd............................   148,919    5,845,658
    WorleyParsons, Ltd.................................    32,880      541,592
                                                                  ------------
TOTAL AUSTRALIA........................................            178,224,085
                                                                  ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG................................   152,120    3,906,201
    OMV AG.............................................    19,477      783,338

                                     1350

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRIA -- (Continued)
    Raiffeisen Bank International AG...................    38,849 $ 1,066,856
                                                                  -----------
TOTAL AUSTRIA..........................................             5,756,395
                                                                  -----------
BELGIUM -- (1.4%)
    Ageas..............................................   209,426   7,516,510
    Delhaize Group SA..................................    82,090   5,356,955
    Delhaize Group SA Sponsored ADR....................    42,400     688,152
*   KBC Groep NV.......................................   208,112  11,280,724
    Solvay SA..........................................    67,727  10,935,691
    UCB SA.............................................    86,038   7,891,756
    Umicore SA.........................................    17,253     833,815
                                                                  -----------
TOTAL BELGIUM..........................................            44,503,603
                                                                  -----------
CANADA -- (9.3%)
    Agnico Eagle Mines, Ltd.(008474108)................    49,793   1,851,802
    Agnico Eagle Mines, Ltd.(2009823)..................     4,351     161,778
    Agrium, Inc........................................    35,658   3,247,731
*   Athabasca Oil Corp.................................     1,661       9,491
    Bank of Montreal...................................    46,267   3,450,130
    Barrick Gold Corp..................................   786,519  14,220,264
*   BlackBerry, Ltd.(09228F103)........................    71,901     670,836
#*  BlackBerry, Ltd.(BCBHZ31)..........................   211,699   1,978,459
    Bonavista Energy Corp..............................   101,084   1,307,181
    Cameco Corp.(13321L108)............................   154,117   3,106,999
    Cameco Corp.(2166160)..............................    55,352   1,115,822
    Canadian Natural Resources, Ltd.(136385101)........   428,364  18,676,670
    Canadian Natural Resources, Ltd.(2171573)..........   440,539  19,203,759
    Canadian Tire Corp., Ltd. Class A..................    88,614   8,418,066
    Crescent Point Energy Corp.........................   185,427   7,566,054
    Eldorado Gold Corp.(284902103).....................   122,985     912,549
    Eldorado Gold Corp.(2307873).......................    37,517     278,363
    Empire Co., Ltd....................................    21,596   1,527,278
    Enerplus Corp.(292766102)..........................    58,546   1,341,874
    Enerplus Corp.(B584T89)............................    91,995   2,103,393
    Ensign Energy Services, Inc........................    70,294   1,131,435
    Fairfax Financial Holdings, Ltd....................    13,300   6,261,801
    First Quantum Minerals, Ltd........................   406,060   9,630,578
#   Genworth MI Canada, Inc............................    27,305     990,177
    George Weston, Ltd.................................    17,865   1,437,261
    Goldcorp, Inc.(380956409)..........................   212,269   5,816,171
    Goldcorp, Inc.(2676302)............................   390,268  10,687,763
    Husky Energy, Inc..................................   258,428   7,861,748
    Industrial Alliance Insurance & Financial
      Services, Inc....................................    51,100   2,240,648
*   Kinross Gold Corp.................................. 1,198,607   4,792,889
    Loblaw Cos., Ltd...................................     1,858      91,388
*   Lundin Mining Corp.................................    38,158     219,426
    Magna International, Inc...........................    73,759   7,920,797
    Manulife Financial Corp............................ 1,149,080  23,480,077
*   MEG Energy Corp....................................    43,709   1,567,407
*   Osisko Gold Royalties, Ltd.........................     5,990      85,426
    Pacific Rubiales Energy Corp.......................   206,624   3,951,126
    Pan American Silver Corp.(697900108)...............    12,300     180,564

                                     1351

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Pan American Silver Corp.(2669272).................    82,200 $  1,207,726
    Pengrowth Energy Corp..............................   337,301    2,149,990
    Penn West Petroleum, Ltd...........................   284,034    2,198,603
    Precision Drilling Corp.(B5YPLH9)..................   177,274    2,209,523
    Precision Drilling Corp.(74022D308)................    21,313      265,560
    Sun Life Financial, Inc............................   399,858   15,244,735
    Suncor Energy, Inc.(867224107).....................   115,681    4,751,019
    Suncor Energy, Inc.(B3NB1P2)....................... 1,078,999   44,303,926
    Talisman Energy, Inc.(87425E103)...................   256,537    2,680,812
    Talisman Energy, Inc.(2068299).....................   689,216    7,212,321
    Teck Resources, Ltd. Class A.......................     1,220       30,826
    Teck Resources, Ltd. Class B(878742204)............     6,531      156,483
    Teck Resources, Ltd. Class B(2879327)..............   407,968    9,776,864
#   Thomson Reuters Corp...............................   335,015   12,655,815
    TransAlta Corp.....................................   186,436    2,140,761
    Trican Well Service, Ltd...........................     6,535       94,338
*   Turquoise Hill Resources, Ltd.(900435108)..........    62,800      217,288
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............   191,172      664,504
    West Fraser Timber Co., Ltd........................    31,173    1,420,060
    Yamana Gold, Inc...................................   516,760    4,407,639
                                                                  ------------
TOTAL CANADA...........................................            293,283,974
                                                                  ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A...................     1,650    3,702,811
    AP Moeller - Maersk A.S. Class B...................     5,120   11,936,348
    Carlsberg A.S. Class B.............................    86,521    8,278,195
    Danske Bank A.S....................................   478,737   13,831,017
#   FLSmidth & Co. A.S.................................    17,784      909,692
    H Lundbeck A.S.....................................    37,811      866,574
    Rockwool International A.S. Class B................     2,810      468,556
    TDC A.S............................................   697,631    7,037,785
                                                                  ------------
TOTAL DENMARK..........................................             47,030,978
                                                                  ------------
FINLAND -- (1.0%)
    Fortum Oyj.........................................   470,477   12,098,211
    Kesko Oyj Class B..................................    32,608    1,240,191
    Neste Oil Oyj......................................    55,713    1,028,166
    Nokia Oyj..........................................   435,167    3,447,556
    Stora Enso Oyj Class R.............................   533,566    4,794,114
    UPM-Kymmene Oyj....................................   485,229    7,908,533
                                                                  ------------
TOTAL FINLAND..........................................             30,516,771
                                                                  ------------
FRANCE -- (9.0%)
    AXA SA.............................................   987,329   22,683,540
    AXA SA Sponsored ADR...............................   394,508    9,069,739
    BNP Paribas SA.....................................   593,662   39,391,517
    Bollore SA.........................................     6,034    3,723,957
    Bouygues SA........................................   206,530    8,135,830
    Casino Guichard Perrachon SA.......................    52,986    6,386,143
*   CGG SA Sponsored ADR...............................    28,903      306,083
    Cie de St-Gobain...................................   361,027   17,566,425
    Cie Generale des Etablissements Michelin...........    61,394    6,734,891

                                     1352

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    CNP Assurances.....................................   114,259 $  2,244,791
    Credit Agricole SA.................................   676,041    9,145,080
    Eiffage SA.........................................    12,016      778,881
    Electricite de France SA...........................   188,405    6,086,202
    GDF Suez........................................... 1,112,207   28,677,701
    Lafarge SA.........................................   147,665   11,493,318
    Lagardere SCA......................................    72,518    2,158,833
    Natixis............................................   572,256    3,697,824
    Orange SA.......................................... 1,431,646   22,418,586
*   Peugeot SA.........................................   233,277    3,479,323
    Renault SA.........................................   255,508   21,329,824
    Rexel SA...........................................   112,482    2,179,539
    SCOR SE............................................    29,014      933,346
    Societe Generale SA................................   437,609   21,969,039
    STMicroelectronics NV..............................   517,564    4,308,626
    Vallourec SA.......................................    52,820    2,337,380
    Vivendi SA......................................... 1,017,849   25,546,234
                                                                  ------------
TOTAL FRANCE...........................................            282,782,652
                                                                  ------------
GERMANY -- (7.6%)
    Allianz SE.........................................   151,307   25,190,506
    Allianz SE ADR.....................................   716,588   11,949,105
    Bayerische Motoren Werke AG........................   235,486   28,051,074
    Celesio AG.........................................    36,473    1,247,686
*   Commerzbank AG.....................................   562,272    8,078,725
    Daimler AG.........................................   731,167   60,334,956
    Deutsche Bank AG(5750355)..........................   181,726    6,214,751
    Deutsche Bank AG(D18190898)........................   180,354    6,160,893
    Deutsche Lufthansa AG..............................   210,964    3,721,426
    Deutsche Telekom AG Sponsored ADR..................    40,929      667,552
    E.ON SE............................................ 1,187,081   22,410,096
    Fraport AG Frankfurt Airport Services Worldwide....    13,457      884,431
    HeidelbergCement AG................................    96,244    7,139,357
    K+S AG.............................................   115,114    3,527,277
*   Metro AG...........................................    60,385    2,175,973
    Muenchener Rueckversicherungs AG...................   112,068   23,777,701
*   Osram Licht AG.....................................     9,837      397,349
    RWE AG.............................................   507,020   20,356,003
    Volkswagen AG......................................    20,821    4,801,702
    Wacker Chemie AG...................................     4,761      551,101
                                                                  ------------
TOTAL GERMANY..........................................            237,637,664
                                                                  ------------
HONG KONG -- (2.8%)
    Cathay Pacific Airways, Ltd........................ 1,122,000    2,116,828
    Cheung Kong Holdings, Ltd..........................   533,000   10,331,458
*   FIH Mobile, Ltd....................................   777,000      435,225
    Guoco Group, Ltd...................................     1,000       12,390
    Hang Lung Group, Ltd...............................   115,000      616,721
    Henderson Land Development Co., Ltd................   754,821    4,797,601
    Hongkong & Shanghai Hotels (The)...................   413,918      590,047
    Hopewell Holdings, Ltd.............................   421,331    1,463,410
    Hutchison Whampoa, Ltd............................. 1,722,000   23,381,720

                                     1353

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Kerry Logistics Network, Ltd.......................    140,250 $   228,934
    Kerry Properties, Ltd..............................    501,000   1,828,675
    MTR Corp., Ltd.....................................    333,407   1,309,805
    New World Development Co., Ltd.....................  6,865,916   8,658,177
    NWS Holdings, Ltd..................................    248,541     460,457
    Orient Overseas International, Ltd.................    178,048     948,448
    Shangri-La Asia, Ltd...............................    448,000     707,844
    Sino Land Co., Ltd.................................    784,357   1,347,412
    Sun Hung Kai Properties, Ltd.......................    733,434  11,123,543
    Swire Pacific, Ltd. Class A........................    279,500   3,596,805
    Swire Pacific, Ltd. Class B........................     12,500      29,855
    Tsim Sha Tsui Properties, Ltd......................    259,630     620,576
    Wharf Holdings, Ltd. (The).........................  1,055,000   8,388,055
    Wheelock & Co., Ltd................................  1,091,000   5,501,063
    Yue Yuen Industrial Holdings, Ltd..................     40,500     135,085
                                                                   -----------
TOTAL HONG KONG........................................             88,630,134
                                                                   -----------
IRELAND -- (0.1%)
*   Bank of Ireland....................................  5,574,243   1,958,686
#*  Bank of Ireland Sponsored ADR......................     36,719     522,511
    CRH P.L.C. Sponsored ADR...........................     25,104     589,693
                                                                   -----------
TOTAL IRELAND..........................................              3,070,890
                                                                   -----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM...................................    859,067   5,011,150
*   Bank Leumi Le-Israel BM............................    954,737   3,748,954
*   Israel Discount Bank, Ltd. Class A.................    522,880     910,884
    Mizrahi Tefahot Bank, Ltd..........................     24,799     313,582
                                                                   -----------
TOTAL ISRAEL...........................................              9,984,570
                                                                   -----------
ITALY -- (1.9%)
*   Banca Monte dei Paschi di Siena SpA................    349,891     631,492
*   Banco Popolare SC..................................    252,902   3,905,731
    Intesa Sanpaolo SpA................................  3,543,009  10,521,398
*   Telecom Italia SpA................................. 10,032,071  11,559,870
*   Telecom Italia SpA Sponsored ADR...................    192,351   2,194,725
    UniCredit SpA......................................  2,940,970  22,942,853
    Unione di Banche Italiane SCPA.....................    822,070   6,768,030
                                                                   -----------
TOTAL ITALY............................................             58,524,099
                                                                   -----------
JAPAN -- (22.5%)
    77 Bank, Ltd. (The)................................    298,000   1,551,584
#   Aeon Co., Ltd......................................    832,700   9,349,651
    Aisin Seiki Co., Ltd...............................    134,400   5,219,812
    Alfresa Holdings Corp..............................     26,400   1,576,094
    Amada Co., Ltd.....................................    248,000   2,408,838
    Aoyama Trading Co., Ltd............................     29,200     744,077
    Asahi Glass Co., Ltd...............................  1,373,000   8,136,121
    Asahi Kasei Corp...................................  1,597,000  12,621,287
    Asatsu-DK, Inc.....................................      5,000     127,801
    Autobacs Seven Co., Ltd............................     34,800     569,418
    Azbil Corp.........................................      2,900      72,969

                                     1354

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Bank of Kyoto, Ltd. (The)..........................   201,000 $ 1,825,808
    Bank of Yokohama, Ltd. (The).......................   890,000   5,064,216
#   Brother Industries, Ltd............................   127,600   2,282,929
    Canon Marketing Japan, Inc.........................    39,500     804,795
    Chiba Bank, Ltd. (The).............................   463,000   3,370,400
    Chugoku Bank, Ltd. (The)...........................   109,400   1,680,840
    Citizen Holdings Co., Ltd..........................   160,300   1,274,530
    Coca-Cola West Co., Ltd............................    42,400     706,649
    COMSYS Holdings Corp...............................    67,800   1,254,929
    Cosmo Oil Co., Ltd.................................   356,000     713,615
    Dai Nippon Printing Co., Ltd.......................   499,000   5,118,912
    Dai-ichi Life Insurance Co., Ltd. (The)............   340,200   4,792,271
    Daicel Corp........................................   255,000   2,573,564
#   Daido Steel Co., Ltd...............................   179,000     836,469
    Denki Kagaku Kogyo K.K.............................   302,000   1,128,204
    Fuji Electric Co., Ltd.............................    25,000     128,905
    Fuji Media Holdings, Inc...........................    34,200     546,182
    FUJIFILM Holdings Corp.............................   384,600  10,978,723
    Fukuoka Financial Group, Inc.......................   480,000   2,455,550
    Fukuyama Transporting Co., Ltd.....................    34,000     190,611
#   Furukawa Electric Co., Ltd.........................   263,000     556,318
    Glory, Ltd.........................................    31,600   1,053,587
    Gunma Bank, Ltd. (The).............................   208,000   1,223,827
    H2O Retailing Corp.................................    77,000     637,969
    Hachijuni Bank, Ltd. (The).........................   364,000   2,237,677
    Hakuhodo DY Holdings, Inc..........................    68,900     723,375
    Hankyu Hanshin Holdings, Inc.......................   630,000   3,667,773
    Higo Bank, Ltd. (The)..............................   104,000     555,940
    Hiroshima Bank, Ltd. (The).........................   211,000   1,023,901
    Hitachi Capital Corp...............................    13,400     357,136
    Hitachi Chemical Co., Ltd..........................    68,400   1,203,151
#   Hitachi Construction Machinery Co., Ltd............    98,500   2,010,462
    Hitachi High-Technologies Corp.....................    40,835   1,095,391
    Hitachi Transport System, Ltd......................    24,285     367,463
    Hokuhoku Financial Group, Inc......................   691,000   1,418,755
    Honda Motor Co., Ltd...............................   353,900  12,319,634
    House Foods Group, Inc.............................    38,100     686,922
    Ibiden Co., Ltd....................................   127,500   2,547,708
    Idemitsu Kosan Co., Ltd............................    93,500   1,911,117
    Iida Group Holdings Co., Ltd.......................     7,000     104,298
    Isetan Mitsukoshi Holdings, Ltd....................   253,555   3,142,017
    ITOCHU Corp........................................ 1,188,700  15,135,401
    Iyo Bank, Ltd. (The)...............................   161,000   1,630,898
    J Front Retailing Co., Ltd.........................   444,000   2,991,866
    JFE Holdings, Inc..................................   395,200   8,341,113
#   Joyo Bank, Ltd. (The)..............................   398,000   2,117,603
    JTEKT Corp.........................................   125,700   2,176,264
    JX Holdings, Inc................................... 1,865,786   9,594,061
    K's Holdings Corp..................................    12,000     343,072
    Kagoshima Bank, Ltd. (The).........................   145,000     953,908
#   Kajima Corp........................................   608,000   2,827,237
    Kamigumi Co., Ltd..................................   160,000   1,530,266
    Kaneka Corp........................................   241,000   1,449,374

                                     1355

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Kawasaki Kisen Kaisha, Ltd.........................    947,000 $ 2,018,839
    Keiyo Bank, Ltd. (The).............................    108,000     544,284
    Kewpie Corp........................................     23,300     419,284
    Kobe Steel, Ltd....................................  3,563,000   5,799,917
    Konica Minolta, Inc................................    611,400   6,527,248
    Kuraray Co., Ltd...................................    369,700   4,842,518
    Kurita Water Industries, Ltd.......................     11,000     252,761
    Kyocera Corp.......................................    226,800  10,985,527
    Kyocera Corp. Sponsored ADR........................      3,558     169,147
    Kyowa Hakko Kirin Co., Ltd.........................    178,000   2,445,470
    Lintec Corp........................................      8,500     173,426
    LIXIL Group Corp...................................     99,640   2,415,455
    Maeda Road Construction Co., Ltd...................     23,000     400,316
    Marubeni Corp......................................  1,261,000   8,862,355
#   Marui Group Co., Ltd...............................    159,500   1,539,063
    Matsumotokiyoshi Holdings Co., Ltd.................        900      29,554
    Medipal Holdings Corp..............................     93,500   1,178,352
    MEIJI Holdings Co., Ltd............................     24,600   1,763,240
    Mitsubishi Chemical Holdings Corp..................  1,933,100   8,460,437
    Mitsubishi Corp....................................  1,136,600  23,950,274
    Mitsubishi Gas Chemical Co., Inc...................    246,000   1,598,627
    Mitsubishi Logistics Corp..........................     70,000   1,061,321
    Mitsubishi Materials Corp..........................  1,449,000   5,267,453
    Mitsubishi Tanabe Pharma Corp......................    155,300   2,255,826
    Mitsubishi UFJ Financial Group, Inc................  7,531,834  44,417,486
    Mitsubishi UFJ Financial Group, Inc. ADR...........  1,691,580   9,980,322
    Mitsui & Co., Ltd..................................    871,300  13,973,381
    Mitsui & Co., Ltd. Sponsored ADR...................      4,829   1,557,352
    Mitsui Chemicals, Inc..............................    706,000   1,903,278
    Mitsui Mining & Smelting Co., Ltd..................    231,000     685,785
    Mitsui OSK Lines, Ltd..............................  1,066,000   3,949,791
    Mizuho Financial Group, Inc........................ 16,283,900  31,614,729
    MS&AD Insurance Group Holdings, Inc................    301,891   6,871,749
    Nagase & Co., Ltd..................................     96,000   1,179,083
    Nanto Bank, Ltd. (The).............................     58,000     239,067
    NEC Corp...........................................  3,440,000  13,281,354
    NH Foods, Ltd......................................    123,397   2,526,009
    NHK Spring Co., Ltd................................     72,400     709,015
    Nikon Corp.........................................     63,100     978,674
    Nippo Corp.........................................     37,000     647,242
    Nippon Electric Glass Co., Ltd.....................    264,000   1,479,052
    Nippon Express Co., Ltd............................    734,000   3,549,511
    Nippon Paper Industries Co., Ltd...................    101,700   1,778,096
    Nippon Shokubai Co., Ltd...........................     86,000   1,102,364
#   Nippon Steel & Sumitomo Metal Corp.................  6,147,000  18,561,846
    Nippon Yusen K.K...................................  1,956,000   5,604,388
    Nishi-Nippon City Bank, Ltd. (The).................    368,000     955,376
    Nissan Motor Co., Ltd..............................  1,881,900  18,462,201
#   Nisshin Seifun Group, Inc..........................    135,300   1,580,023
    Nisshin Steel Co., Ltd.............................     28,800     388,879
    Nisshinbo Holdings, Inc............................     80,000     807,467
    NKSJ Holdings, Inc.................................    141,600   3,575,610
    NOK Corp...........................................     71,400   1,457,942

                                     1356

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nomura Holdings, Inc...............................    15,200 $    95,966
    NTN Corp...........................................   466,000   2,245,845
    NTT DOCOMO, Inc.................................... 1,212,400  21,260,824
    NTT DOCOMO, Inc. Sponsored ADR.....................     5,206      91,261
#   Obayashi Corp......................................   470,000   3,430,193
    Oji Holdings Corp.................................. 1,013,000   4,077,043
    Onward Holdings Co., Ltd...........................    84,000     598,879
    Otsuka Holdings Co., Ltd...........................    72,000   2,292,680
    Pola Orbis Holdings, Inc...........................    13,500     560,562
    Rengo Co., Ltd.....................................    93,000     424,851
    Resona Holdings, Inc............................... 1,053,200   5,869,037
    Ricoh Co., Ltd.....................................   973,600  11,145,294
    Sankyo Co., Ltd....................................    34,600   1,346,388
    SBI Holdings, Inc..................................   149,300   1,741,821
    Seiko Epson Corp...................................    21,400     916,046
    Seino Holdings Co., Ltd............................    82,000     881,599
    Sekisui Chemical Co., Ltd..........................   209,000   2,506,005
    Sekisui House, Ltd.................................   493,700   6,479,751
    Shiga Bank, Ltd. (The).............................   195,000   1,154,770
    Shimizu Corp.......................................   405,000   3,102,119
#   Shinsei Bank, Ltd..................................   171,000     361,584
    Shizuoka Bank, Ltd. (The)..........................   303,000   3,265,586
#   Showa Denko K.K.................................... 1,520,000   2,211,123
    Showa Shell Sekiyu KK..............................   113,100   1,275,595
    SKY Perfect JSAT Holdings, Inc.....................   105,700     626,784
    Sojitz Corp........................................   939,500   1,598,020
    Sony Corp..........................................   178,900   3,260,584
#   Sony Corp. Sponsored ADR...........................   678,816  12,510,579
#   Sumitomo Bakelite Co., Ltd.........................    52,000     206,331
    Sumitomo Chemical Co., Ltd......................... 2,138,000   8,126,587
    Sumitomo Corp......................................   871,600  11,485,989
    Sumitomo Electric Industries, Ltd..................   609,400   8,932,269
    Sumitomo Forestry Co., Ltd.........................   125,600   1,479,546
    Sumitomo Heavy Industries, Ltd.....................   409,000   1,998,874
    Sumitomo Metal Mining Co., Ltd.....................   462,000   7,696,565
    Sumitomo Mitsui Financial Group, Inc...............   892,827  36,395,620
    Sumitomo Mitsui Trust Holdings, Inc................ 1,692,000   7,363,086
    Sumitomo Osaka Cement Co., Ltd.....................   133,000     478,116
    Sumitomo Rubber Industries, Ltd....................    69,800   1,011,003
    Suzuken Co., Ltd...................................    45,600   1,453,873
    Suzuki Motor Corp..................................   263,900   8,806,345
#   T&D Holdings, Inc..................................   429,700   5,392,983
    Taisei Corp........................................   231,000   1,302,744
    Taiyo Nippon Sanso Corp............................    45,000     394,609
    Takashimaya Co., Ltd...............................   202,000   1,857,746
    Takata Corp........................................    21,700     431,688
    TDK Corp...........................................   168,000   8,059,144
    Teijin, Ltd........................................ 1,130,000   2,798,340
    Toho Holdings Co., Ltd.............................    11,500     217,112
    Tokai Rika Co., Ltd................................    30,300     632,292
    Tokio Marine Holdings, Inc.........................    80,200   2,522,030
    Toppan Printing Co., Ltd...........................   408,000   3,107,891
    Toshiba TEC Corp...................................    44,000     288,606

                                     1357

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
JAPAN -- (Continued)
    Tosoh Corp.........................................   463,000 $  2,031,490
    Toyo Seikan Group Holdings, Ltd....................   118,200    1,840,880
    Toyobo Co., Ltd....................................   129,000      208,794
    Toyoda Gosei Co., Ltd..............................    43,600      885,454
    Toyota Boshoku Corp................................    11,600      131,215
    Toyota Tsusho Corp.................................   249,500    6,936,281
#   Ube Industries, Ltd................................   962,000    1,659,884
    Universal Entertainment Corp.......................       500        8,693
    UNY Group Holdings Co., Ltd........................   104,000      618,235
    Ushio, Inc.........................................    44,600      532,304
    Wacoal Holdings Corp...............................    52,000      549,309
#   Yamada Denki Co., Ltd..............................   590,700    2,096,534
    Yamaguchi Financial Group, Inc.....................   115,000    1,177,966
    Yamaha Corp........................................   111,400    1,697,500
#   Yamato Kogyo Co., Ltd..............................    24,400      793,125
    Yamazaki Baking Co., Ltd...........................    84,000    1,063,217
    Yokohama Rubber Co., Ltd. (The)....................    36,000      311,704
                                                                  ------------
TOTAL JAPAN............................................            705,131,767
                                                                  ------------
NETHERLANDS -- (3.3%)
    Aegon NV........................................... 1,498,508   12,152,396
    Akzo Nobel NV......................................    84,729    6,102,486
    ArcelorMittal(B03XPL1)............................. 1,147,457   17,424,069
#   ArcelorMittal(B295F26).............................   188,842    2,872,287
*   ING Groep NV....................................... 1,647,273   21,394,095
*   ING Groep NV Sponsored ADR.........................   207,810    2,695,296
    Koninklijke Ahold NV...............................   565,953    9,868,142
    Koninklijke Boskalis Westminster NV................    38,931    2,079,255
    Koninklijke DSM NV.................................   182,726   12,623,314
*   Koninklijke KPN NV.................................   621,739    1,988,105
    Koninklijke Philips NV.............................   444,696   13,705,782
                                                                  ------------
TOTAL NETHERLANDS......................................            102,905,227
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   131,276      424,403
    Contact Energy, Ltd................................   338,257    1,588,427
    Fletcher Building, Ltd.............................    59,255      456,085
                                                                  ------------
TOTAL NEW ZEALAND......................................              2,468,915
                                                                  ------------
NORWAY -- (0.8%)
    Aker ASA Class A...................................    12,658      484,174
    DNB ASA............................................   628,280   11,134,114
    Norsk Hydro ASA....................................   853,507    5,060,081
    Orkla ASA..........................................   105,903      958,589
    Petroleum Geo-Services ASA.........................    13,824      117,422
    SpareBank 1 SR Bank ASA............................     8,247       75,610
    Stolt-Nielsen, Ltd.................................     2,191       49,775
*   Storebrand ASA.....................................   202,119    1,122,994
    Subsea 7 SA........................................   151,633    2,531,276
    Wilh Wilhelmsen Holding ASA Class A................        99        3,024

                                     1358

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
    Yara International ASA.............................    67,604 $ 3,088,988
                                                                  -----------
TOTAL NORWAY...........................................            24,626,047
                                                                  -----------
PORTUGAL -- (0.0%)
*   Banco Espirito Santo SA............................   865,680     232,363
    EDP Renovaveis SA..................................   166,881   1,176,708
                                                                  -----------
TOTAL PORTUGAL.........................................             1,409,071
                                                                  -----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.................................... 2,477,000   6,825,859
    City Developments, Ltd.............................    86,000     726,342
    DBS Group Holdings, Ltd............................   209,103   3,046,490
    Golden Agri-Resources, Ltd......................... 5,519,000   2,356,014
    Hutchison Port Holdings Trust...................... 2,042,000   1,519,232
    Keppel Land, Ltd...................................   483,000   1,404,761
#*  Neptune Orient Lines, Ltd..........................   271,000     205,902
    Noble Group, Ltd................................... 5,005,000   5,665,825
*   OUE Hospitality Trust..............................         1          --
    OUE, Ltd...........................................   235,000     460,213
    Singapore Airlines, Ltd............................   672,400   5,552,281
#   United Industrial Corp., Ltd.......................   432,050   1,176,890
    UOL Group, Ltd.....................................   104,707     554,738
    Venture Corp., Ltd.................................   148,000     960,854
    Wilmar International, Ltd.......................... 1,432,000   3,738,751
                                                                  -----------
TOTAL SINGAPORE........................................            34,194,152
                                                                  -----------
SPAIN -- (2.4%)
    Acciona SA.........................................    41,333   3,389,507
    Banco de Sabadell SA............................... 3,342,742  10,851,125
    Banco Popular Espanol SA...........................   888,310   5,420,973
    Banco Santander SA................................. 1,058,491  10,634,964
    Banco Santander SA Sponsored ADR...................     1,884      18,783
    CaixaBank SA....................................... 1,366,657   8,217,988
    Iberdrola SA....................................... 3,448,420  25,655,181
    Repsol SA..........................................   504,807  12,588,651
                                                                  -----------
TOTAL SPAIN............................................            76,777,172
                                                                  -----------
SWEDEN -- (3.0%)
    Boliden AB.........................................   154,796   2,507,716
    ICA Gruppen AB.....................................    24,222     753,218
    Meda AB Class A....................................    84,422   1,361,152
    Nordea Bank AB..................................... 1,822,627  24,442,835
    Skandinaviska Enskilda Banken AB Class A...........   931,974  12,476,305
    Skandinaviska Enskilda Banken AB Class C...........     6,988      90,129
*   SSAB AB Class A....................................   114,594   1,106,245
#*  SSAB AB Class B....................................    39,135     343,079
    Svenska Cellulosa AB Class A.......................     9,172     227,646
    Svenska Cellulosa AB Class B.......................   489,187  12,046,734
    Svenska Handelsbanken AB Class A...................     9,617     463,159
    Swedbank AB Class A................................   229,409   5,876,912
    Tele2 AB Class B...................................   109,238   1,332,644
    Telefonaktiebolaget LM Ericsson Class B............ 1,816,273  22,616,007

                                     1359

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    135,337 $  1,682,239
    TeliaSonera AB.....................................    973,638    7,292,282
                                                                   ------------
TOTAL SWEDEN...........................................              94,618,302
                                                                   ------------
SWITZERLAND -- (9.1%)
    ABB, Ltd...........................................     82,282    1,892,310
    Adecco SA..........................................    158,628   11,865,141
    Aryzta AG..........................................     86,706    7,842,601
    Baloise Holding AG.................................     44,870    5,402,581
    Banque Cantonale Vaudoise..........................        100       53,255
    Clariant AG........................................    227,830    4,241,484
    Credit Suisse Group AG.............................    829,866   22,512,400
    Credit Suisse Group AG Sponsored ADR...............     88,001    2,384,827
    Givaudan SA........................................      1,610    2,633,302
    Holcim, Ltd........................................    241,079   19,290,293
    Lonza Group AG.....................................     21,424    2,375,785
    Novartis AG........................................    811,428   70,593,095
    Novartis AG ADR....................................    189,650   16,488,171
    Sulzer AG..........................................     14,697    1,943,430
    Swatch Group AG (The)(7184736).....................      7,617      762,741
    Swatch Group AG (The)(7184725).....................      9,414    5,020,320
    Swiss Life Holding AG..............................     30,648    7,087,297
    Swiss Re AG........................................    502,609   42,725,535
    UBS AG(B18YFJ4)....................................  1,543,793   26,524,722
    UBS AG(H89231338)..................................    214,814    3,688,356
    Zurich Insurance Group AG..........................    108,603   31,550,222
                                                                   ------------
TOTAL SWITZERLAND......................................             286,877,868
                                                                   ------------
UNITED KINGDOM -- (16.0%)
    Anglo American P.L.C...............................    976,942   26,236,715
    Barclays P.L.C.....................................  4,222,955   16,007,905
    Barclays P.L.C. Sponsored ADR......................  1,041,769   15,814,059
    Barratt Developments P.L.C.........................    110,113      645,977
    BP P.L.C. Sponsored ADR............................  2,406,723  117,857,225
    Carnival P.L.C.....................................    103,130    3,715,016
    Carnival P.L.C. ADR................................     91,252    3,296,935
    Friends Life Group, Ltd............................    946,610    5,293,690
    Glencore P.L.C.....................................  2,714,417   16,402,207
    HSBC Holdings P.L.C................................  1,363,744   14,620,582
    HSBC Holdings P.L.C. Sponsored ADR.................    800,394   42,733,036
    Investec P.L.C.....................................    278,720    2,410,770
    J Sainsbury P.L.C..................................  1,193,358    6,290,030
    Kingfisher P.L.C...................................  2,590,186   13,082,706
*   Lloyds Banking Group P.L.C......................... 20,203,383   25,187,033
#*  Lloyds Banking Group P.L.C. ADR....................    172,033      863,606
    Old Mutual P.L.C...................................  3,367,105   11,076,999
#   Pearson P.L.C. Sponsored ADR.......................    186,793    3,588,293
*   Royal Bank of Scotland Group P.L.C.................    814,582    4,855,271
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..    339,971    4,038,855
#   Royal Dutch Shell P.L.C. ADR(780259107)............    943,951   81,311,939
    Royal Dutch Shell P.L.C. ADR(780259206)............    401,472   32,852,454
    Royal Dutch Shell P.L.C. Class A...................     13,348      548,814

                                     1360

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
      RSA Insurance Group P.L.C.......................   144,778 $    1,119,280
      Standard Chartered P.L.C........................   152,151      3,155,271
      Vedanta Resources P.L.C.........................    53,978        952,268
      Vodafone Group P.L.C............................ 8,411,296     28,010,381
      Vodafone Group P.L.C. Sponsored ADR.............   465,674     15,469,678
      WM Morrison Supermarkets P.L.C.................. 1,291,763      3,666,411
                                                                 --------------
TOTAL UNITED KINGDOM..................................              501,103,406
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,110,057,742
                                                                 --------------
PREFERRED STOCKS -- (0.2%)

GERMANY -- (0.2%)
      Porsche Automobil Holding SE....................    46,252      4,323,134
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

FRANCE -- (0.0%)
*     Peugeot SA Warrants 04/29/17....................    98,768        236,076
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14..................... 1,058,490        218,303
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  454,379
                                                                 --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund.................. 1,970,514     22,798,851
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,730,032,993)^^.           $3,137,634,106
                                                                 ==============

                                     1361

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $    309,542 $  177,914,543   --    $  178,224,085
   Austria..................           --      5,756,395   --         5,756,395
   Belgium..................      688,152     43,815,451   --        44,503,603
   Canada...................  293,283,974             --   --       293,283,974
   Denmark..................           --     47,030,978   --        47,030,978
   Finland..................           --     30,516,771   --        30,516,771
   France...................    9,375,822    273,406,830   --       282,782,652
   Germany..................   18,777,550    218,860,114   --       237,637,664
   Hong Kong................           --     88,630,134   --        88,630,134
   Ireland..................    1,112,204      1,958,686   --         3,070,890
   Israel...................           --      9,984,570   --         9,984,570
   Italy....................    2,194,725     56,329,374   --        58,524,099
   Japan....................   24,308,661    680,823,106   --       705,131,767
   Netherlands..............    5,567,583     97,337,644   --       102,905,227
   New Zealand..............           --      2,468,915   --         2,468,915
   Norway...................           --     24,626,047   --        24,626,047
   Portugal.................           --      1,409,071   --         1,409,071
   Singapore................           --     34,194,152   --        34,194,152
   Spain....................       18,783     76,758,389   --        76,777,172
   Sweden...................    1,682,239     92,936,063   --        94,618,302
   Switzerland..............   22,561,354    264,316,514   --       286,877,868
   United Kingdom...........  317,826,080    183,277,326   --       501,103,406
Preferred Stocks
   Germany..................           --      4,323,134   --         4,323,134
Rights/Warrants
   France...................           --        236,076   --           236,076
   Spain....................           --        218,303   --           218,303
Securities Lending
  Collateral................           --     22,798,851   --        22,798,851
                             ------------ --------------   --    --------------
TOTAL....................... $697,706,669 $2,439,927,437   --    $3,137,634,106
                             ============ ==============   ==    ==============

                                     1362

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (97.2%)

AUSTRALIA -- (5.0%)
    Acrux, Ltd.........................................   8,981 $   15,055
    Adelaide Brighton, Ltd.............................  94,917    320,103
*   Aditya Birla Minerals, Ltd.........................   7,401      1,922
    AGL Energy, Ltd....................................  28,260    385,210
    Ainsworth Game Technology, Ltd.....................  15,938     55,391
*   AJ Lucas Group, Ltd................................   8,887      6,346
    ALS, Ltd...........................................  66,041    473,517
*   Alumina, Ltd....................................... 571,613    840,382
*   Alumina, Ltd. Sponsored ADR........................  14,400     83,880
    Amalgamated Holdings, Ltd..........................  22,951    202,496
    Amcom Telecommunications, Ltd......................  36,478     69,070
    Amcor, Ltd......................................... 147,315  1,409,994
    AMP, Ltd........................................... 579,689  2,926,208
    Ansell, Ltd........................................  17,094    300,097
*   Antares Energy, Ltd................................  34,313     18,812
    AP Eagers, Ltd.....................................  15,769     84,636
    APA Group.......................................... 105,625    729,106
*   APN News & Media, Ltd.............................. 164,116    119,187
*   Aquarius Platinum, Ltd............................. 124,230     51,690
    ARB Corp., Ltd.....................................  11,535    130,176
    Aristocrat Leisure, Ltd............................  82,577    433,180
    Arrium, Ltd........................................ 491,678    369,440
    Asciano, Ltd....................................... 156,632    869,463
*   ASG Group, Ltd.....................................  36,938     16,347
    ASX, Ltd...........................................  14,426    481,780
    Atlas Iron, Ltd.................................... 248,992    144,803
    Aurizon Holdings, Ltd..............................  79,406    366,634
    Ausdrill, Ltd......................................  76,045     76,050
    Ausenco, Ltd.......................................  31,177     17,328
*   Austal, Ltd........................................  32,722     35,931
    Austin Engineering, Ltd............................   9,103     13,875
    Australia & New Zealand Banking Group, Ltd......... 185,705  5,798,007
*   Australian Agricultural Co., Ltd................... 106,299    122,300
    Australian Infrastructure Fund, Ltd................  80,194        373
    Australian Pharmaceutical Industries, Ltd..........  99,134     55,005
    Automotive Holdings Group, Ltd.....................  64,444    231,563
    Aveo Group.........................................  83,543    166,250
*   AVJennings, Ltd....................................   8,932      4,770
*   AWE, Ltd........................................... 171,641    287,148
    Bank of Queensland, Ltd............................  90,449  1,043,875
    BC Iron, Ltd.......................................  11,218     34,915
    Beach Energy, Ltd.................................. 460,492    716,364
*   Beadell Resources, Ltd............................. 101,834     48,460
    Bega Cheese, Ltd...................................   2,584     11,633
    Bendigo and Adelaide Bank, Ltd..................... 115,220  1,355,586
    BHP Billiton, Ltd.................................. 128,221  4,552,669
    BHP Billiton, Ltd. Sponsored ADR...................  44,166  3,139,761
*   Billabong International, Ltd....................... 109,846     54,176
    Blackmores, Ltd....................................   1,011     26,667
*   BlueScope Steel, Ltd............................... 140,180    805,635
#*  Boart Longyear, Ltd................................ 112,356     18,942

                                     1363

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
    Boral, Ltd.........................................   203,956 $1,003,296
    Bradken, Ltd.......................................    54,874    228,046
    Brambles, Ltd......................................    75,149    650,573
    Breville Group, Ltd................................    13,180    101,048
    Brickworks, Ltd....................................     7,161     94,875
    BT Investment Management, Ltd......................     7,986     49,400
*   Buru Energy, Ltd...................................     2,744      2,106
    Cabcharge Australia, Ltd...........................    32,566    138,433
    Caltex Australia, Ltd..............................    27,789    632,196
    Cardno, Ltd........................................    40,096    232,258
*   Carnarvon Petroleum, Ltd...........................   111,869      8,690
    carsales.com, Ltd..................................    30,696    324,152
    Cash Converters International, Ltd.................    96,321     99,821
    Cedar Woods Properties, Ltd........................     3,273     22,895
    Challenger, Ltd....................................    74,729    553,403
*   Coal of Africa, Ltd................................    52,185      3,702
    Coca-Cola Amatil, Ltd..............................    39,167    334,025
    Cochlear, Ltd......................................     5,625    330,265
*   Cockatoo Coal, Ltd.................................   311,976      7,849
*   Coffey International, Ltd..........................    48,876     11,478
    Commonwealth Bank of Australia.....................    54,418  4,197,245
    Computershare, Ltd.................................    42,065    507,633
    Corporate Travel Management, Ltd...................     7,976     48,326
    Credit Corp. Group, Ltd............................     3,280     26,795
    Crowe Horwath Australasia, Ltd.....................    37,000     14,097
    Crown Resorts, Ltd.................................    23,568    352,676
    CSG, Ltd...........................................    16,337     15,224
    CSL, Ltd...........................................    23,841  1,485,378
    CSR, Ltd...........................................    99,806    347,110
    Data#3, Ltd........................................     8,941      6,758
    David Jones, Ltd...................................   140,183    519,785
    Decmil Group, Ltd..................................    35,216     64,502
    Domino's Pizza Enterprises, Ltd....................     8,250    164,012
    Downer EDI, Ltd....................................   148,160    660,838
*   Drillsearch Energy, Ltd............................   138,058    209,100
    DuluxGroup, Ltd....................................    70,832    359,591
    DWS, Ltd...........................................    11,284     13,440
    Echo Entertainment Group, Ltd......................   150,711    461,693
#*  Elders, Ltd........................................   103,979     22,540
*   Emeco Holdings, Ltd................................   196,879     39,499
*   Energy Resources of Australia, Ltd.................    55,774     69,289
*   Energy World Corp., Ltd............................   154,243     49,837
    Envestra, Ltd......................................   186,216    223,887
    Euroz, Ltd.........................................     3,934      4,703
    Evolution Mining, Ltd..............................    52,070     37,134
    Fairfax Media, Ltd.................................   712,959    561,164
    Fleetwood Corp., Ltd...............................    11,993     24,170
    Flight Centre Travel Group, Ltd....................     9,755    425,563
*   Focus Minerals, Ltd................................ 1,002,633     10,885
*   Forge Group, Ltd...................................     5,619         --
    Fortescue Metals Group, Ltd........................    72,957    327,083
    Funtastic, Ltd.....................................    32,496      2,342
    G8 Education, Ltd..................................     7,983     36,444

                                     1364

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    Goodman Fielder, Ltd............................... 479,218 $  284,840
    GrainCorp, Ltd. Class A............................  23,646    190,086
    Grange Resources, Ltd.............................. 167,580     25,455
*   Gryphon Minerals, Ltd..............................  28,227      5,037
    GUD Holdings, Ltd..................................  23,624    162,864
*   Gunns, Ltd......................................... 133,137         --
    GWA Group, Ltd.....................................  79,730    215,349
    Harvey Norman Holdings, Ltd........................ 138,744    393,682
    Helloworld, Ltd....................................  25,000      5,892
    HFA Holdings, Ltd..................................  13,456     17,368
    Hills, Ltd.........................................  49,659     83,737
*   Horizon Oil, Ltd................................... 251,263     87,060
*   Icon Energy, Ltd...................................  52,698      6,334
    iiNET, Ltd.........................................  27,956    195,685
    Iluka Resources, Ltd...............................  61,082    494,869
    Imdex, Ltd.........................................  46,977     28,019
    Incitec Pivot, Ltd................................. 372,492  1,019,378
    Independence Group NL..............................  79,758    354,187
*   Infigen Energy.....................................  86,150     18,263
    Insurance Australia Group, Ltd..................... 387,899  2,257,524
    Invocare, Ltd......................................  16,265    158,549
    IOOF Holdings, Ltd.................................  42,129    338,231
    Iress, Ltd.........................................  16,798    135,071
    James Hardie Industries P.L.C......................  28,661    355,931
    James Hardie Industries P.L.C. Sponsored ADR.......   1,236     77,633
    JB Hi-Fi, Ltd......................................  20,325    373,925
*   Kagara, Ltd........................................  60,876         --
*   Kingsgate Consolidated, Ltd........................  46,498     38,927
*   Kingsrose Mining, Ltd..............................  26,359     13,547
    Leighton Holdings, Ltd.............................  11,526    234,413
    Lend Lease Group...................................  82,920  1,034,774
    M2 Telecommunications Group, Ltd...................  24,717    138,752
*   Macmahon Holdings, Ltd............................. 196,207     20,820
    Macquarie Atlas Roads Group........................  64,324    199,233
    Macquarie Group, Ltd...............................  34,431  1,842,744
    Magellan Financial Group, Ltd......................  13,478    145,448
    MaxiTRANS Industries, Ltd..........................  33,340     32,901
*   Mayne Pharma Group, Ltd............................  28,592     22,895
    McMillan Shakespeare, Ltd..........................   6,994     61,096
    McPherson's, Ltd...................................   5,740      6,585
    Melbourne IT, Ltd..................................  27,781     41,856
    Mermaid Marine Australia, Ltd......................  55,476    103,713
*   Mesoblast, Ltd.....................................   7,732     30,355
    Metcash, Ltd.......................................  12,419     33,548
    Mincor Resources NL................................  43,402     32,256
*   Mineral Deposits, Ltd..............................  32,422     57,010
    Mineral Resources, Ltd.............................  46,993    477,177
    Monadelphous Group, Ltd............................  15,876    233,643
    Mortgage Choice, Ltd...............................  11,330     32,940
    Mount Gibson Iron, Ltd............................. 171,910    115,099
    Myer Holdings, Ltd................................. 209,443    437,311
    National Australia Bank, Ltd....................... 165,729  5,381,154
    Navitas, Ltd.......................................  31,859    145,047

                                     1365

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    New Hope Corp., Ltd................................  32,366 $   89,389
*   Newcrest Mining, Ltd...............................  88,170    880,806
*   Nexus Energy, Ltd.................................. 252,869      3,055
    NIB Holdings, Ltd..................................  74,922    224,938
    Northern Star Resources, Ltd....................... 103,222    163,315
    NRW Holdings, Ltd..................................  64,898     64,277
    Nufarm, Ltd........................................  54,209    216,652
    Oakton, Ltd........................................   1,390      1,815
    Oil Search, Ltd....................................  35,591    311,294
    Orica, Ltd.........................................  49,420    998,139
    Origin Energy, Ltd................................. 166,079  2,187,206
    Orora, Ltd......................................... 147,315    198,387
    OrotonGroup, Ltd...................................   2,881     12,675
    OZ Minerals, Ltd...................................  73,355    311,852
    Pacific Brands, Ltd................................ 322,529    167,919
#*  Paladin Energy, Ltd................................ 337,415    115,391
    PanAust, Ltd....................................... 115,489    239,321
*   Panoramic Resources, Ltd...........................  75,563     69,643
    Patties Foods, Ltd.................................   1,438      1,724
*   Peet, Ltd..........................................  29,055     36,443
    Perpetual, Ltd.....................................   6,681    299,675
    Platinum Asset Management, Ltd.....................  25,432    149,527
*   PMP, Ltd...........................................  73,062     31,712
    Premier Investments, Ltd...........................  29,481    264,114
    Primary Health Care, Ltd........................... 140,227    627,010
*   Prime AET&D Holdings No.1, Ltd.....................       4         --
    Prime Media Group, Ltd.............................  39,708     37,737
    Programmed Maintenance Services, Ltd...............  42,831    111,905
*   Qantas Airways, Ltd................................ 356,412    436,719
    QBE Insurance Group, Ltd........................... 106,704  1,078,525
    Qube Holdings, Ltd.................................  16,140     33,559
*   Ramelius Resources, Ltd............................  61,433      3,740
    Ramsay Health Care, Ltd............................   7,819    348,342
    RCG Corp., Ltd.....................................   4,861      2,956
    RCR Tomlinson, Ltd.................................  48,729    132,112
    REA Group, Ltd.....................................   4,246    184,925
*   Recall Holdings, Ltd...............................   5,744     27,353
*   Red Fork Energy, Ltd...............................  36,248      3,278
    Redflex Holdings, Ltd..............................   4,333      3,910
    Reece Australia, Ltd...............................     591     17,094
    Regis Resources, Ltd...............................  35,116     56,530
    Reject Shop, Ltd. (The)............................   2,325     20,732
*   Resolute Mining, Ltd............................... 154,687     84,293
    Retail Food Group, Ltd.............................  31,966    138,244
    Ridley Corp., Ltd..................................  50,890     38,908
    Rio Tinto, Ltd.....................................  38,472  2,336,930
*   Roc Oil Co., Ltd................................... 253,353    145,236
    Ruralco Holdings, Ltd..............................   2,394      7,642
    SAI Global, Ltd....................................  83,862    377,926
    Salmat, Ltd........................................  11,000     17,760
#*  Samson Oil & Gas, Ltd. Sponsored ADR...............  12,700      5,207
*   Sandfire Resources NL..............................  14,494     85,629
    Santos, Ltd........................................ 130,744  1,751,587

                                     1366

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
*   Saracen Mineral Holdings, Ltd...................... 276,863 $  111,455
    Sedgman, Ltd.......................................  11,987      5,894
    Seek, Ltd..........................................  20,696    312,829
    Select Harvests, Ltd...............................   2,843     13,896
*   Senex Energy, Ltd.................................. 190,124    118,694
    Servcorp, Ltd......................................   9,992     45,809
    Seven Group Holdings, Ltd..........................  24,235    171,586
    Sigma Pharmaceuticals, Ltd......................... 417,406    301,668
*   Silex Systems, Ltd.................................   6,346      3,723
*   Silver Lake Resources, Ltd.........................  38,161     16,098
*   Sims Metal Management, Ltd.........................  41,257    452,124
    Sirtex Medical, Ltd................................   8,178    141,827
    Skilled Group, Ltd.................................  61,142    143,215
    Slater & Gordon, Ltd...............................   5,546     25,503
    SMS Management & Technology, Ltd...................  19,539     74,355
    Sonic Healthcare, Ltd..............................  33,583    561,714
    Southern Cross Media Group, Ltd.................... 150,456    167,007
    SP AusNet.......................................... 185,305    230,819
    Spark Infrastructure Group......................... 278,048    484,500
    Specialty Fashion Group, Ltd.......................   8,094      6,930
*   St Barbara, Ltd.................................... 138,569     13,905
*   Starpharma Holdings, Ltd...........................  16,423     11,460
    STW Communications Group, Ltd...................... 129,223    176,374
    Suncorp Group, Ltd................................. 189,298  2,488,900
*   Sundance Energy Australia, Ltd.....................       1          1
    Sunland Group, Ltd.................................  21,844     33,423
    Super Retail Group, Ltd............................  25,199    219,425
    Sydney Airport.....................................  73,615    292,021
    Tabcorp Holdings, Ltd.............................. 262,060    846,790
*   Tap Oil, Ltd.......................................  49,618     27,557
    Tassal Group, Ltd..................................  33,598    124,366
    Tatts Group, Ltd................................... 356,939  1,172,144
    Technology One, Ltd................................  34,677     90,311
    Telstra Corp., Ltd.................................  95,545    484,519
    Telstra Corp., Ltd. ADR............................     600     15,270
*   Ten Network Holdings, Ltd.......................... 615,560    161,019
    TFS Corp., Ltd.....................................  27,337     43,856
    Thorn Group, Ltd...................................   5,639     11,902
*   Tiger Resources, Ltd............................... 102,056     30,020
    Toll Holdings, Ltd................................. 236,823  1,189,745
    Tox Free Solutions, Ltd............................  30,708     92,794
    TPG Telecom, Ltd...................................  80,192    407,258
*   Transfield Services, Ltd........................... 110,789    137,574
*   Transpacific Industries Group, Ltd................. 276,410    274,945
    Transurban Group...................................  84,229    604,847
    Treasury Wine Estates, Ltd......................... 157,054    719,703
    UGL, Ltd...........................................  51,363    329,685
    UXC, Ltd...........................................  56,149     40,506
    Village Roadshow, Ltd..............................  16,637    119,800
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 312,963         --
*   Virgin Australia Holdings, Ltd. (B43DQC7).......... 435,347    163,181
    Vocus Communications, Ltd..........................   9,622     45,387
    Washington H Soul Pattinson & Co., Ltd.............   9,507    133,208

                                     1367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)
    Watpac, Ltd........................................  32,558 $     26,091
    WDS, Ltd...........................................  33,762       27,580
    Webjet, Ltd........................................  13,416       36,529
    Wesfarmers, Ltd....................................  81,540    3,301,907
    Western Areas, Ltd.................................  31,683      146,346
    Westpac Banking Corp............................... 166,809    5,304,533
#*  Whitehaven Coal, Ltd...............................  30,345       47,332
    Wide Bay Australia, Ltd............................   1,410        7,348
    Woodside Petroleum, Ltd............................  54,116    2,124,266
    Woolworths, Ltd....................................  30,069    1,024,881
    WorleyParsons, Ltd.................................  21,320      351,178
    Wotif.com Holdings, Ltd............................   1,468        4,507
                                                                ------------
TOTAL AUSTRALIA........................................          105,286,773
                                                                ------------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................   3,557           --
    Agrana Beteiligungs AG.............................     753       85,988
    Andritz AG.........................................   6,281      339,970
    Atrium European Real Estate, Ltd...................  24,278      135,517
    Austria Technologie & Systemtechnik AG.............   4,702       54,293
*   BUWOG AG...........................................   4,739       91,247
    CA Immobilien Anlagen AG...........................   5,017      100,210
    Conwert Immobilien Invest SE.......................   6,322       77,537
    DO & Co. AG........................................     371       22,865
    Erste Group Bank AG................................  30,864      792,539
    EVN AG.............................................   7,362      101,876
    Flughafen Wien AG..................................   2,705      253,763
    IMMOFINANZ AG......................................  51,917      163,724
    Kapsch TrafficCom AG...............................     655       25,724
    Lenzing AG.........................................   1,484       86,703
    Mayr Melnhof Karton AG.............................   1,828      217,919
    Oesterreichische Post AG...........................   6,489      304,233
    OMV AG.............................................  28,697    1,154,153
    Palfinger AG.......................................   1,737       53,823
    POLYTEC Holding AG.................................   1,501       14,852
    Raiffeisen Bank International AG...................  16,030      440,210
    RHI AG.............................................   4,339      134,592
    Rosenbauer International AG........................     591       52,330
    S IMMO AG..........................................   6,982       55,584
    Schoeller-Bleckmann Oilfield Equipment AG..........   1,908      226,928
    Semperit AG Holding................................   2,321      129,297
    Strabag SE.........................................   5,087      136,354
    UNIQA Insurance Group AG...........................  10,626      133,105
#   Verbund AG.........................................   5,447      102,454
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   6,529      324,071
    Voestalpine AG.....................................  21,072      927,331
    Wienerberger AG....................................  34,659      520,210
    Zumtobel AG........................................   4,824       99,159
                                                                ------------
TOTAL AUSTRIA..........................................            7,358,561
                                                                ------------
BELGIUM -- (0.9%)
*   Ablynx NV..........................................   6,382       75,123

                                     1368

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
BELGIUM -- (Continued)
    Ackermans & van Haaren NV..........................  4,113 $   498,284
    Ageas.............................................. 48,236   1,731,231
*   AGFA-Gevaert NV.................................... 63,356     189,280
    Anheuser-Busch InBev NV............................ 21,489   2,319,366
    Anheuser-Busch InBev NV Sponsored ADR.............. 13,736   1,483,213
    Arseus NV..........................................  5,029     271,352
    Atenor Group.......................................     67       3,444
    Banque Nationale de Belgique.......................     44     203,963
    Barco NV...........................................  3,113     229,327
    Belgacom SA........................................ 50,144   1,638,641
    Cie d'Entreprises CFE..............................  2,275     223,120
    Cie Maritime Belge SA..............................  3,221      75,395
    Colruyt SA.........................................  4,685     226,879
    D'ieteren SA.......................................  6,011     253,602
    Deceuninck NV...................................... 18,601      46,729
    Delhaize Group SA.................................. 15,783   1,029,953
    Delhaize Group SA Sponsored ADR.................... 44,956     729,636
    Econocom Group.....................................  9,791      89,130
    Elia System Operator SA............................  5,567     271,001
#*  Euronav NV......................................... 10,613     128,372
    EVS Broadcast Equipment SA.........................  1,521      77,832
    Exmar NV........................................... 12,238     188,896
*   Ion Beam Applications..............................  6,562      98,851
    Jensen-Group NV....................................    324       6,123
*   KBC Groep NV....................................... 28,808   1,561,539
    Kinepolis Group NV.................................  7,850     304,696
    Lotus Bakeries.....................................     26      32,967
    Melexis NV.........................................  3,091     142,968
*   Mobistar SA........................................  8,486     169,124
    NV Bekaert SA......................................  9,897     369,924
    Nyrstar NV.........................................    541       2,234
*   RealDolmen NV/SA...................................    455      13,053
    Recticel SA........................................  6,887      65,852
    Resilux............................................    348      47,968
*   Roularta Media Group NV............................  1,508      26,202
    Sioen Industries NV................................  4,172      68,929
    Sipef SA...........................................    565      45,667
    Solvay SA..........................................  9,078   1,465,799
*   Telenet Group Holding NV...........................  5,738     306,705
*   Tessenderlo Chemie NV.............................. 10,129     293,076
#*  ThromboGenics NV...................................  3,244      39,659
    UCB SA............................................. 13,981   1,282,394
    Umicore SA......................................... 22,735   1,098,753
    Van de Velde NV....................................  1,249      66,013
*   Viohalco SA........................................ 20,959     120,160
                                                               -----------
TOTAL BELGIUM..........................................         19,612,425
                                                               -----------
BRAZIL -- (1.6%)
    Abril Educacao SA..................................  4,149      69,493
    AES Tiete SA....................................... 14,900     102,847
    Aliansce Shopping Centers SA....................... 19,156     158,736
    ALL - America Latina Logistica SA.................. 86,800     332,853
    AMBEV SA........................................... 24,800     171,291

                                     1369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
    AMBEV SA ADR.......................................  75,595 $  520,850
    Arezzo Industria e Comercio SA.....................   7,850     99,027
    Autometal SA.......................................   3,700     31,117
*   B2W Cia Digital(B1LH3Y1)...........................  10,800    158,995
*   B2W Cia Digital(BN7SP57)...........................   6,526     93,636
*   Banco ABC Brasil SA................................     481      2,752
    Banco Alfa de Investimento SA......................  14,300     39,079
    Banco Bradesco SA..................................  48,612    758,079
    Banco do Brasil SA.................................  78,901    964,027
*   Banco Panamericano SA..............................  26,540     39,773
    Banco Santander Brasil SA ADR......................  71,745    482,126
    BB Seguridade Participacoes SA.....................   7,300    106,504
    Bematech SA........................................  15,700     58,060
*   BHG SA - Brazil Hospitality Group..................   8,200     49,191
    BM&FBovespa SA..................................... 208,173  1,111,174
    BR Malls Participacoes SA..........................  60,300    520,939
    Brasil Brokers Participacoes SA....................  23,200     34,257
    Brasil Insurance Participacoes e Administracao SA..  10,700     44,144
    Braskem SA Sponsored ADR...........................  16,672    206,900
    BRF SA.............................................   9,416    230,342
    BRF SA ADR.........................................  12,343    302,404
*   Brookfield Incorporacoes SA........................  87,670     58,736
    CCR SA.............................................  57,962    455,776
    Centrais Eletricas Brasileiras SA..................  42,400    116,804
    CETIP SA - Mercados Organizados....................  30,894    432,210
    Cia Brasileira de Distribuicao ADR.................   7,747    373,560
    Cia de Saneamento Basico do Estado de Sao Paulo....  23,700    209,866
    Cia de Saneamento Basico do Estado de Sao Paulo ADR  25,800    229,620
    Cia de Saneamento de Minas Gerais-COPASA...........  13,200    216,145
    Cia Energetica de Minas Gerais.....................   7,639     62,356
    Cia Energetica de Minas Gerais Sponsored ADR.......  14,963    123,000
    Cia Hering.........................................  19,177    178,520
    Cia Paranaense de Energia..........................   5,900     63,661
    Cia Paranaense de Energia Sponsored ADR............   7,845    121,911
    Cia Providencia Industria e Comercio SA............   1,300      4,361
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 141,918    705,332
    Cielo SA...........................................  17,886    327,175
    Contax Participacoes SA............................   6,800     51,253
    Cosan SA Industria e Comercio......................  29,400    481,674
    CPFL Energia SA....................................  27,700    241,745
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................  29,600    163,999
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................     300      2,449
    Direcional Engenharia SA...........................  19,404     86,810
    Duratex SA.........................................  92,506    341,278
    EcoRodovias Infraestrutura e Logistica SA..........  28,020    169,201
    EDP - Energias do Brasil SA........................  51,600    241,084
    Embraer SA.........................................  44,200    419,839
    Embraer SA ADR.....................................  25,413    966,711
    Equatorial Energia SA..............................   9,991    111,415
    Estacio Participacoes SA...........................  40,752    505,639
    Eternit SA.........................................  24,972     94,550
    Even Construtora e Incorporadora SA................  73,300    201,605
    Ez Tec Empreendimentos e Participacoes SA..........  17,400    172,562

                                     1370

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
*   Fertilizantes Heringer SA..........................   3,800 $   14,153
*   Fibria Celulose SA.................................  12,383    121,551
*   Fibria Celulose SA Sponsored ADR...................  45,289    446,550
    Fleury SA..........................................  17,200    113,113
    Gafisa SA.......................................... 114,900    167,127
    Gafisa SA ADR......................................  54,377    157,150
*   General Shopping Brasil SA.........................   6,700     25,545
    Gerdau SA..........................................  19,500     92,655
    Gerdau SA Sponsored ADR............................ 105,500    620,340
    Grendene SA........................................  20,200    117,972
    Guararapes Confeccoes SA...........................   2,300    101,256
    Helbor Empreendimentos SA..........................  52,475    128,831
*   Hypermarcas SA.....................................  71,798    572,485
    Iguatemi Empresa de Shopping Centers SA............  17,900    191,328
    International Meal Co. Holdings SA.................  11,500     94,180
    Iochpe-Maxion SA...................................  20,600    151,180
    Itau Unibanco Holding SA...........................  16,544    242,244
    JBS SA............................................. 129,264    475,748
    JHSF Participacoes SA..............................  23,200     37,938
    JSL SA.............................................  17,600     83,394
    Kepler Weber SA....................................   4,800    102,717
    Klabin SA.......................................... 168,208    841,503
    Kroton Educacional SA..............................  49,531  1,319,070
    Light SA...........................................  14,507    136,198
    Localiza Rent a Car SA.............................  19,345    307,985
*   Log-in Logistica Intermodal SA.....................  15,500     41,333
    Lojas Americanas SA................................  28,578    149,771
    Lojas Renner SA....................................  14,167    427,742
    LPS Brasil Consultoria de Imoveis SA...............   4,600     19,667
    M Dias Branco SA...................................   6,316    259,043
    Magnesita Refratarios SA...........................  23,138     45,792
    Mahle-Metal Leve SA Industria e Comercio...........   9,900     96,087
    Marisa Lojas SA....................................  17,600    115,045
    Mills Estruturas e Servicos de Engenharia SA.......  33,057    344,448
*   Minerva SA.........................................  35,600    181,079
*   MMX Mineracao e Metalicos SA.......................  12,998      8,307
    MRV Engenharia e Participacoes SA..................  44,969    144,297
    Multiplan Empreendimentos Imobiliarios SA..........   9,675    229,855
    Multiplus SA.......................................  11,200    163,551
    Natura Cosmeticos SA...............................  22,996    358,104
    Odontoprev SA......................................  52,600    215,848
    Oi SA..............................................  50,099     33,565
    Oi SA ADR(670851104)...............................   2,918      2,019
    Oi SA ADR(670851203)...............................  71,973     47,502
*   Paranapanema SA....................................  51,280     59,897
*   PDG Realty SA Empreendimentos e Participacoes...... 209,247    133,734
    Petroleo Brasileiro SA.............................  53,426    423,640
    Petroleo Brasileiro SA ADR.........................  76,941  1,226,440
    Porto Seguro SA....................................  28,377    389,367
    Portobello SA......................................   9,400     20,799
    Positivo Informatica SA............................   7,200      6,474
    Profarma Distribuidora de Produtos Farmaceuticos SA   2,000     12,430
*   Qualicorp SA.......................................  38,426    444,598

                                     1371

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
BRAZIL -- (Continued)
    Raia Drogasil SA................................... 26,050 $   217,815
*   Restoque Comercio e Confeccoes de Roupas SA........ 14,000      44,121
    Rodobens Negocios Imobiliarios SA..................  6,300      29,823
*   Rossi Residencial SA............................... 88,154      55,175
    Santos Brasil Participacoes SA..................... 15,550     102,125
    Sao Martinho SA.................................... 16,000     267,848
    Sonae Sierra Brasil SA.............................  5,937      47,234
    Souza Cruz SA...................................... 26,100     242,277
*   Springs Global Participacoes SA.................... 24,200       9,387
    Sul America SA..................................... 63,397     381,429
*   T4F Entretenimento SA.............................. 13,800      30,961
    Tegma Gestao Logistica.............................  8,250      65,782
    Telefonica Brasil SA ADR........................... 12,260     247,039
    Tempo Participacoes SA............................. 15,600      34,243
    Tim Participacoes SA............................... 12,200      64,636
    Tim Participacoes SA ADR...........................  6,220     165,576
    Totvs SA........................................... 22,800     393,843
    Tractebel Energia SA...............................  6,400      95,884
    Transmissora Alianca de Energia Eletrica SA........ 67,033     603,925
    Ultrapar Participacoes SA Sponsored ADR............ 28,612     654,929
*   Usinas Siderurgicas de Minas Gerais SA............. 18,960      61,424
    Vale SA............................................ 21,811     312,925
    Vale SA Sponsored ADR.............................. 78,960   1,133,076
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.................... 15,075     247,180
*   Vanguarda Agro SA.................................. 42,212      42,049
    WEG SA............................................. 28,766     344,875
                                                               -----------
TOTAL BRAZIL...........................................         32,777,671
                                                               -----------
CANADA -- (7.3%)
*   5N Plus, Inc....................................... 16,450      57,028
    Absolute Software Corp.............................  8,680      53,337
*   Advantage Oil & Gas, Ltd........................... 64,563     345,212
    Aecon Group, Inc................................... 18,829     283,380
*   AEterna Zentaris, Inc..............................    893       1,048
    AG Growth International, Inc.......................  2,000      89,457
    AGF Management, Ltd. Class B.......................  4,520      48,999
    Agnico Eagle Mines, Ltd.(008474108)................  3,806     141,545
    Agnico Eagle Mines, Ltd.(2009823).................. 19,775     735,267
    Agrium, Inc.(2213538).............................. 11,437   1,042,636
    Agrium, Inc.(008916108)............................ 15,340   1,397,167
    Aimia, Inc......................................... 19,730     346,883
*   Ainsworth Lumber Co., Ltd.......................... 14,280      35,099
*   Air Canada Class A................................. 10,733      94,204
    Alacer Gold Corp................................... 42,454      96,951
    Alamos Gold, Inc................................... 16,300     145,008
*   Alexco Resource Corp...............................  8,500       8,731
    Algoma Central Corp................................  3,600      53,487
    Algonquin Power & Utilities Corp................... 38,923     289,508
    Alimentation Couche Tard, Inc. Class B............. 32,955     901,891
    Alliance Grain Traders, Inc........................  5,018      96,232
    AltaGas, Ltd.......................................  9,803     443,691
*   Alterra Power Corp................................. 20,706       6,077

                                     1372

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CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Altus Group, Ltd...................................   4,600 $   94,924
*   Amerigo Resources, Ltd.............................  42,500     17,345
    Amica Mature Lifestyles, Inc.......................   2,600     17,193
    ARC Resources, Ltd.................................  22,853    629,618
*   Argonaut Gold, Inc.................................  27,267     99,530
    Arsenal Energy, Inc................................   5,800     44,417
*   Artek Exploration, Ltd.............................  12,339     38,250
    Atco, Ltd. Class I.................................   9,000    394,552
*   Athabasca Oil Corp................................. 107,590    614,744
*   ATS Automation Tooling Systems, Inc................  19,657    267,358
    AuRico Gold, Inc.(05155C105).......................     788      3,231
    AuRico Gold, Inc.(2287317).........................  81,646    335,465
    AutoCanada, Inc....................................   2,911    193,506
*   Avigilon Corp......................................   5,838    136,051
*   B2Gold Corp........................................ 183,214    473,851
    Badger Daylighting, Ltd............................   7,590    222,197
#*  Ballard Power Systems, Inc.........................  23,900     94,912
    Bank of Montreal(2076009)..........................  43,167  3,217,483
    Bank of Montreal(063671101)........................     800     59,656
    Bank of Nova Scotia(2076281).......................  46,481  3,155,004
    Bank of Nova Scotia(064149107).....................  16,411  1,114,307
*   Bankers Petroleum, Ltd.............................  97,309    549,753
    Barrick Gold Corp.(067901108)...................... 137,708  2,489,761
    Barrick Gold Corp.(2024644)........................  38,995    704,546
    Baytex Energy Corp.................................   1,522     65,244
    BCE, Inc...........................................  21,200    960,110
    Bell Aliant, Inc...................................   8,152    231,024
*   Bellatrix Exploration, Ltd.(B580BW5)...............  32,652    241,667
*   Bellatrix Exploration, Ltd.(078314101).............   8,926     66,142
*   Birchcliff Energy, Ltd.............................  30,086    300,487
    Bird Construction, Inc.............................   2,700     33,009
    Black Diamond Group, Ltd...........................   9,167    246,421
*   BlackBerry, Ltd.(09228F103)........................  22,561    210,494
*   BlackBerry, Ltd.(BCBHZ31)..........................  14,669    137,091
*   BlackPearl Resources, Inc..........................  53,132    104,768
    Bombardier, Inc. Class A...........................   7,100     24,679
    Bombardier, Inc. Class B...........................  76,726    262,473
    Bonavista Energy Corp..............................  60,749    785,583
    Bonterra Energy Corp...............................   5,173    286,274
    Boralex, Inc. Class A..............................   7,900     99,407
    Brookfield Asset Management, Inc. Class A..........  14,472    645,589
*   Brookfield Residential Properties, Inc.............   5,399     99,827
    CAE, Inc...........................................  26,952    344,084
    Calfrac Well Services, Ltd.........................  16,174    309,284
    Calian Technologies, Ltd...........................   1,800     34,981
    Cameco Corp........................................  44,846    904,035
    Canaccord Genuity Group, Inc.......................  16,984    197,514
*   Canacol Energy, Ltd................................   3,874     25,049
    Canadian Energy Services & Technology Corp.........  18,525    161,235
    Canadian Imperial Bank of Commerce.................  18,470  1,714,448
    Canadian National Railway Co.(2180632).............  13,000    869,051
    Canadian National Railway Co.(136375102)...........   4,036    269,766
    Canadian Natural Resources, Ltd.(136385101)........  53,550  2,334,780

                                     1373

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.(2171573)..........  41,220 $1,796,842
    Canadian Oil Sands, Ltd............................  35,296    753,927
    Canadian Pacific Railway, Ltd......................   9,072  1,725,040
    Canadian Tire Corp., Ltd. Class A..................  11,243  1,068,051
    Canadian Utilities, Ltd. Class A...................  18,114    650,732
    Canadian Western Bank..............................  16,747    639,254
    Canam Group, Inc. Class A..........................  13,266    162,183
    CanElson Drilling, Inc.............................  24,656    172,763
    Canexus Corp.......................................     500      2,164
*   Canfor Corp........................................  19,304    408,795
    Canfor Pulp Products, Inc..........................  11,820    127,593
    Canyon Services Group, Inc.........................  13,500    194,139
    Capital Power Corp.................................  17,277    420,061
    Capstone Infrastructure Corp.......................  29,693    120,912
*   Capstone Mining Corp...............................  89,723    240,282
    Cascades, Inc......................................  30,187    184,386
*   Catamaran Corp.(B8J4N87)...........................  12,320    561,001
*   Catamaran Corp.(B3N9ZT8)...........................   4,106    186,782
    Cathedral Energy Services, Ltd.....................   6,216     24,514
    CCL Industries, Inc. Class B.......................   5,735    567,741
*   Celestica, Inc.....................................  29,385    315,316
    Cenovus Energy, Inc.(B57FG04)......................  20,055    615,987
    Cenovus Energy, Inc.(15135U109)....................   6,751    207,256
    Centerra Gold, Inc.................................  45,604    237,148
*   Cequence Energy, Ltd...............................  42,205     82,060
*   CGI Group, Inc. Class A............................  27,460    984,969
*   China Gold International Resources Corp., Ltd......   6,117     17,952
    CI Financial Corp..................................   7,852    254,208
    Cineplex, Inc......................................   8,595    307,271
    Clarke, Inc........................................   3,687     37,196
*   Claude Resources, Inc..............................  32,900      7,845
    Clearwater Seafoods, Inc...........................   2,100     15,966
    Cogeco Cable, Inc..................................   6,351    353,095
    Cogeco, Inc........................................     941     46,690
    Colabor Group, Inc.................................   4,766     17,222
    COM DEV International, Ltd.........................  22,160     83,937
    Computer Modelling Group, Ltd......................   5,124     62,737
*   Connacher Oil and Gas, Ltd......................... 111,132     22,423
    Constellation Software, Inc........................   1,791    425,431
    Contrans Group, Inc. Class A.......................   2,800     38,777
*   Copper Mountain Mining Corp........................  42,721    107,748
    Corby Spirit and Wine, Ltd.........................   1,600     31,109
#*  Corridor Resources, Inc............................  15,700     28,654
    Corus Entertainment, Inc. Class B..................  12,504    276,376
    Cott Corp.(22163N106)..............................   1,202      8,258
    Cott Corp.(2228952)................................  26,799    182,863
    Crescent Point Energy Corp.........................  16,722    682,315
*   Crew Energy, Inc...................................  37,672    339,630
*   Crocotta Energy, Inc...............................  18,390     76,741
*   DeeThree Exploration, Ltd..........................  35,493    373,045
*   Delphi Energy Corp.................................  36,700    133,626
*   Denison Mines Corp................................. 103,818    138,062
*   Descartes Systems Group, Inc. (The)................   9,700    130,686

                                     1374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    DH Corp............................................  16,898 $  510,652
    DHX Media, Ltd.....................................   5,000     32,329
    Dollarama, Inc.....................................   4,957    408,026
*   Dominion Diamond Corp.(B95LX89)....................  20,000    280,460
*   Dominion Diamond Corp.(257287102)..................   6,700     93,800
    Dorel Industries, Inc. Class B.....................   5,333    187,720
#*  DragonWave, Inc....................................   9,100     13,604
*   Dundee Precious Metals, Inc........................  21,002     99,583
    E-L Financial Corp., Ltd...........................     184    118,466
*   Eastern Platinum, Ltd..............................  15,680     14,381
    Eldorado Gold Corp.(284902103).....................  22,591    167,625
    Eldorado Gold Corp.(2307873)....................... 138,361  1,026,588
    Emera, Inc.........................................   3,859    119,307
    Empire Co., Ltd....................................   7,212    510,036
    Enbridge Income Fund Holdings, Inc.................   9,545    257,019
    Enbridge, Inc.(2466149)............................  16,164    792,375
    Enbridge, Inc.(29250N105)..........................   3,298    161,536
    Encana Corp.(2793193)..............................  46,047    991,593
    Encana Corp.(292505104)............................   1,102     23,748
*   Endeavour Mining Corp..............................  47,713     37,633
*   Endeavour Silver Corp.(29258Y103)..................   2,098     12,357
*   Endeavour Silver Corp.(2980003)....................  10,927     64,539
    Enerflex, Ltd......................................   3,141     53,178
*   Energy Fuels, Inc..................................      --          2
    Enerplus Corp.(292766102)..........................  24,292    556,773
    Enerplus Corp.(B584T89)............................  25,950    593,326
    Enghouse Systems, Ltd..............................   2,022     62,514
    Ensign Energy Services, Inc........................  30,744    494,848
*   Epsilon Energy, Ltd................................  14,800     63,525
    Equal Energy, Ltd..................................   2,755     15,097
    Equitable Group, Inc...............................   3,000    182,859
*   Essential Energy Services Trust....................  38,149     80,122
    Evertz Technologies, Ltd...........................   4,665     74,402
*   Excellon Resources, Inc............................   5,700      7,371
    Exchange Income Corp...............................     857     13,527
    Exco Technologies, Ltd.............................   5,190     53,311
*   EXFO, Inc..........................................   5,100     23,340
    Extendicare, Inc...................................  20,535    140,685
    Fairfax Financial Holdings, Ltd....................   2,829  1,331,927
    Finning International, Inc.........................  40,576  1,166,279
    First Capital Realty, Inc..........................  12,200    211,138
*   First Majestic Silver Corp.(2833583)...............  19,978    211,992
*   First Majestic Silver Corp.(32076V103).............   9,100     96,460
    First National Financial Corp......................     800     17,257
    First Quantum Minerals, Ltd........................  75,842  1,798,749
    FirstService Corp..................................   2,200    122,575
    Fortis, Inc........................................  10,029    308,592
#*  Fortress Paper, Ltd. Class A.......................   1,649      4,235
*   Fortuna Silver Mines, Inc..........................  28,530    155,164
    Gamehost, Inc......................................   1,925     29,325
    Genesis Land Development Corp......................  12,700     51,250
    Genworth MI Canada, Inc............................  12,859    466,313
    George Weston, Ltd.................................  11,061    889,871

                                     1375

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Gibson Energy, Inc.................................  15,900 $  487,784
    Gildan Activewear, Inc.............................  10,848    635,648
    Glacier Media, Inc.................................   1,400      1,798
    GLENTEL, Inc.......................................     800      7,902
#*  GLG Life Tech Corp.................................   2,421        588
    Gluskin Sheff + Associates, Inc....................   4,472    130,754
*   GLV, Inc. Class A..................................   6,118     18,516
    GMP Capital, Inc...................................   9,669     72,006
    Goldcorp, Inc.(380956409)..........................  28,491    780,653
    Goldcorp, Inc.(2676302)............................  28,111    769,839
*   Golden Star Resources, Ltd.........................  84,300     45,616
*   Gran Tierra Energy, Inc.(38500T101)................     444      2,948
*   Gran Tierra Energy, Inc.(B2PPCS5)..................  77,736    515,459
*   Great Canadian Gaming Corp.........................  11,000    159,297
    Great-West Lifeco, Inc.............................  14,700    428,185
*   Heroux-Devtek, Inc.................................   6,091     59,829
    High Liner Foods, Inc..............................     424      9,714
    HNZ Group, Inc.....................................     700     14,188
    Home Capital Group, Inc............................   8,200    390,315
    Horizon North Logistics, Inc.......................  21,201    115,888
    HudBay Minerals, Inc.(443628102)...................   1,920     20,832
    HudBay Minerals, Inc.(B05BDX1).....................  17,163    184,325
    Hudson's Bay Co....................................   3,927     59,282
    Husky Energy, Inc..................................  33,700  1,025,202
    IAMGOLD Corp.(450913108)...........................  35,221    129,965
    IAMGOLD Corp.(2446646).............................  63,324    234,049
    IGM Financial, Inc.................................   4,500    212,299
*   Imax Corp.(2014258)................................   5,500    144,467
#*  Imax Corp.(45245E109)..............................   1,700     44,693
*   Imperial Metals Corp...............................   7,200    110,343
    Imperial Oil, Ltd.(453038408)......................     900     46,206
    Imperial Oil, Ltd.(2454241)........................   5,500    282,226
    Indigo Books & Music, Inc..........................   1,800     17,251
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  24,089  1,056,262
    Innergex Renewable Energy, Inc.....................  23,110    222,548
    Intact Financial Corp..............................   7,700    513,545
    Inter Pipeline, Ltd................................   7,709    238,832
*   Interfor Corp......................................  21,138    290,409
    Intertape Polymer Group, Inc.......................  12,470    160,114
*   Ithaca Energy, Inc.................................  68,974    155,616
*   Ivanhoe Energy, Inc................................  22,467      5,357
    Jean Coutu Group PJC, Inc. (The) Class A...........  14,900    295,035
    Just Energy Group, Inc.............................  24,526    132,713
    K-Bro Linen, Inc...................................   1,229     42,945
*   Katanga Mining, Ltd................................  78,989     34,049
*   Kelt Exploration, Ltd..............................   5,900     69,587
    Keyera Corp........................................   7,772    581,786
    Killam Properties, Inc.............................  12,682    120,382
*   Kinross Gold Corp.(496902404)......................   7,412     29,574
*   Kinross Gold Corp.(B03Z841)........................ 142,027    567,926
*   Knight Therapeutics, Inc...........................     983      4,625
*   Lake Shore Gold Corp............................... 134,076    147,559
    Laurentian Bank of Canada..........................  10,027    474,060

                                     1376

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Legacy Oil + Gas, Inc..............................  28,559 $  216,088
    Leisureworld Senior Care Corp......................   6,709     79,313
    Leon's Furniture, Ltd..............................   4,744     63,132
    Lightstream Resources, Ltd.........................  67,634    446,613
    Linamar Corp.......................................  14,854    808,670
    Liquor Stores N.A., Ltd............................   6,618     68,951
    Loblaw Cos., Ltd...................................  15,350    754,986
    Long Run Exploration, Ltd..........................  44,782    225,894
    Lucara Diamond Corp................................  37,414     87,843
    MacDonald Dettwiler & Associates, Ltd..............   5,145    384,477
    Magna International, Inc...........................  33,072  3,551,521
*   Mainstreet Equity Corp.............................   1,610     59,950
    Major Drilling Group International, Inc............  22,524    185,712
    Mandalay Resources Corp............................  38,000     40,427
    Manitoba Telecom Services, Inc.....................  10,238    294,647
    Manulife Financial Corp............................ 119,013  2,431,888
    Maple Leaf Foods, Inc..............................  24,658    444,832
    Martinrea International, Inc.......................  38,841    457,037
    McCoy Global, Inc..................................     700      4,000
    Medical Facilities Corp............................   3,826     59,407
*   MEG Energy Corp....................................  15,994    573,546
*   Mercator Minerals, Ltd.............................  15,420        778
    Methanex Corp......................................  18,500  1,203,980
    Metro, Inc.........................................  20,567  1,340,953
#*  Migao Corp.........................................  14,924     19,436
*   Mitel Networks Corp................................   7,377     81,662
*   Mood Media Corp....................................   8,100      4,160
    Morneau Shepell, Inc...............................   8,975    138,615
    Mullen Group, Ltd..................................  32,938    843,123
    National Bank of Canada............................  49,891  2,232,935
    Nevsun Resources, Ltd.(64156L101)..................  11,137     42,321
    Nevsun Resources, Ltd.(2631486)....................  54,402    206,561
*   New Gold, Inc...................................... 113,387    697,782
*   New Millennium Iron Corp...........................   7,500      1,926
    Newalta Corp.......................................  12,361    238,185
    Norbord, Inc.......................................   7,809    162,504
*   Nordion, Inc.(65563C105)...........................   1,200     15,552
*   Nordion, Inc.(2559696).............................  13,200    171,061
*   North American Palladium, Ltd......................  57,773     15,631
    North West Co., Inc. (The).........................   9,620    211,749
    Northland Power, Inc...............................  17,867    288,566
*   NuVista Energy, Ltd................................  35,069    321,952
*   OceanaGold Corp.................................... 101,898    290,643
    Onex Corp..........................................  13,600    791,416
    Open Text Corp.....................................   9,200    511,660
*   Orvana Minerals Corp...............................  32,351     14,538
*   Osisko Gold Royalties, Ltd.........................   9,698    138,305
    Pacific Rubiales Energy Corp.......................  77,923  1,490,062
*   Painted Pony Petroleum, Ltd........................   4,700     49,873
    Pan American Silver Corp.(697900108)...............   6,100     89,548
    Pan American Silver Corp.(2669272).................  26,917    395,484
*   Paramount Resources, Ltd. Class A..................   3,700    189,284
*   Parex Resources, Inc...............................  37,633    490,453

                                     1377

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Parkland Fuel Corp.................................  12,871 $  243,054
    Pason Systems, Inc.................................  10,567    269,324
    Pembina Pipeline Corp..............................  20,722    868,145
    Pengrowth Energy Corp.............................. 123,339    786,175
    Penn West Petroleum, Ltd.(707887105)...............  26,052    201,382
    Penn West Petroleum, Ltd.(B63FY34).................  54,214    419,651
*   Performance Sports Group, Ltd......................   4,400     71,427
*   Perpetual Energy, Inc..............................  13,463     25,436
    Peyto Exploration & Development Corp...............  13,031    438,011
    PHX Energy Services Corp...........................   5,693     80,094
#*  Poseidon Concepts Corp.............................   2,591          3
    Potash Corp. of Saskatchewan, Inc.(2696980)........  10,800    383,425
    Potash Corp. of Saskatchewan, Inc.(73755L107)......     315     11,179
    Precision Drilling Corp.(74022D308)................   4,639     57,802
    Precision Drilling Corp.(B5YPLH9)..................  57,500    716,674
    Premium Brands Holdings Corp.......................   3,200     65,506
*   Primero Mining Corp................................  28,054    214,837
    Progressive Waste Solutions, Ltd.(B3DJGB7).........  23,419    587,864
    Progressive Waste Solutions, Ltd.(74339G101).......   1,300     32,630
    Pulse Seismic, Inc.................................  12,838     35,558
    Pure Technologies, Ltd.............................     800      5,760
    Quebecor, Inc. Class B.............................  18,000    436,814
*   Questerre Energy Corp. Class A.....................  32,700     35,988
    Reitmans Canada, Ltd...............................   2,400     12,723
    Richelieu Hardware, Ltd............................   2,868    134,911
*   Richmont Mines, Inc................................   2,400      3,346
    Ritchie Bros Auctioneers, Inc.(767744105)..........   2,595     62,851
    Ritchie Bros Auctioneers, Inc.(2345390)............   7,600    184,014
*   RMP Energy, Inc....................................  24,200    174,228
*   Rock Energy, Inc...................................   7,532     44,832
    Rocky Mountain Dealerships, Inc....................   1,878     18,774
    Rogers Communications, Inc. Class B(775109200).....   1,200     46,848
    Rogers Communications, Inc. Class B(2169051).......   4,600    179,638
    Rogers Sugar, Inc..................................  15,130     62,860
    RONA, Inc..........................................  31,000    343,734
    Royal Bank of Canada...............................  55,774  4,116,232
    Russel Metals, Inc.................................  13,475    435,387
*   San Gold Corp......................................  24,300      2,897
*   Sandstorm Gold, Ltd................................   6,470     43,555
*   Sandvine Corp......................................  27,400     89,964
    Saputo, Inc........................................   6,270    389,133
    Savanna Energy Services Corp.......................  11,775     86,070
*   Scorpio Mining Corp................................  21,755      6,285
    Secure Energy Services, Inc........................  14,037    297,000
    SEMAFO, Inc........................................  73,228    316,324
    Shaw Communications, Inc. Class B(82028K200).......  17,209    421,793
    Shaw Communications, Inc. Class B(2801836).........  10,510    257,557
    ShawCor, Ltd.......................................  11,698    592,115
    Sherritt International Corp........................ 116,603    479,095
*   Sierra Wireless, Inc.(2418968).....................   7,200    136,822
#*  Sierra Wireless, Inc.(826516106)...................   2,592     49,222
*   Silver Standard Resources, Inc.(82823L106).........   7,287     66,895
*   Silver Standard Resources, Inc.(2218458)...........  20,044    184,015

                                     1378

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CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Silver Wheaton Corp................................  10,400 $  271,649
    SNC-Lavalin Group, Inc.............................   3,784    199,898
*   Solium Capital, Inc................................   3,571     24,301
*   Southern Pacific Resource Corp.....................  85,097     13,658
*   SouthGobi Resources, Ltd...........................  15,700      8,351
    Sprott, Inc........................................   6,697     18,119
    Stantec, Inc.......................................   8,271    524,774
    Stella-Jones, Inc..................................   4,406    109,104
    Strad Energy Services, Ltd.........................     100        413
    Stuart Olson, Inc..................................   1,740     15,910
    Student Transportation, Inc........................  11,697     75,309
    Sun Life Financial, Inc............................  42,457  1,618,689
    Suncor Energy, Inc.(B3NB1P2)....................... 108,988  4,475,070
    Suncor Energy, Inc.(867224107).....................  78,327  3,216,890
*   SunOpta, Inc.(8676EP108)...........................   9,100    112,476
*   SunOpta, Inc.(2817510).............................   4,800     59,298
    Superior Plus Corp.................................  48,729    622,101
    Surge Energy, Inc..................................  38,225    297,989
#*  TAG Oil, Ltd.......................................     436      1,000
    Talisman Energy, Inc.(87425E103)...................  27,169    283,916
    Talisman Energy, Inc.(2068299)..................... 104,679  1,095,416
*   Taseko Mines, Ltd..................................  68,913    158,639
    Teck Resources, Ltd. Class A.......................     200      5,053
    Teck Resources, Ltd. Class B(878742204)............     921     22,067
    Teck Resources, Ltd. Class B(2879327)..............  43,200  1,035,279
    TELUS Corp.........................................  24,664    860,927
*   Tembec, Inc........................................   8,992     26,143
*   Teranga Gold Corp.(B5TDK82)........................   7,980      5,343
*   Teranga Gold Corp.(B4L8QT1)........................  13,832     10,150
*   Tethys Petroleum, Ltd..............................   4,500      1,527
*   Thompson Creek Metals Co., Inc.(884768102).........  11,912     33,115
*   Thompson Creek Metals Co., Inc.(2439806)...........  18,540     51,351
    Thomson Reuters Corp...............................  24,281    917,260
    Tim Hortons, Inc...................................   6,475    361,712
*   Timmins Gold Corp..................................  29,347     54,100
    TORC Oil & Gas, Ltd................................  24,518    298,841
    Toromont Industries, Ltd...........................  13,559    323,944
    Toronto-Dominion Bank (The)........................ 104,500  5,464,842
    Torstar Corp. Class B..............................  16,400    113,710
    Total Energy Services, Inc.........................   6,965    138,936
*   Tourmaline Oil Corp................................   9,313    438,448
    TransAlta Corp.(89346D107).........................  11,555    132,536
    TransAlta Corp.(2901628)...........................  47,670    547,373
    TransCanada Corp...................................  42,811  2,147,716
    Transcontinental, Inc. Class A.....................  23,808    303,727
    TransForce, Inc....................................  25,488    644,476
    TransGlobe Energy Corp.(893662106).................   1,119      7,016
    TransGlobe Energy Corp.(2470548)...................  16,078    100,271
    Trican Well Service, Ltd...........................  20,324    293,392
    Trilogy Energy Corp................................   7,200    183,244
    Trinidad Drilling, Ltd.............................  47,476    458,932
*   Turquoise Hill Resources, Ltd.(900435108)..........  52,650    182,169
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............  51,442    178,810

                                     1379

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CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Twin Butte Energy, Ltd.............................    88,757 $    135,128
    Uni-Select, Inc....................................     4,296      110,084
*   Valeant Pharmaceuticals International, Inc.........    16,415    1,924,455
    Valener, Inc.......................................     8,885      128,832
    Veresen, Inc.......................................    21,550      366,232
    Vermilion Energy, Inc..............................     3,800      250,789
    Vicwest, Inc.......................................       200        1,906
    Wajax Corp.........................................     6,684      211,429
*   Wesdome Gold Mines, Ltd............................     7,360        6,008
    West Fraser Timber Co., Ltd........................    12,954      590,109
    Western Energy Services Corp.......................    15,099      145,125
    Western Forest Products, Inc.......................    74,519      157,191
    WesternOne, Inc....................................     1,490       10,891
#*  Westport Innovations, Inc..........................     7,700      132,270
    Westshore Terminals Investment Corp................     3,296      100,360
    Whistler Blackcomb Holdings, Inc...................     1,100       17,514
    Whitecap Resources, Inc............................    31,161      453,541
    Wi-Lan, Inc........................................     8,411       26,999
    Winpak, Ltd........................................     6,400      164,351
    WSP Global, Inc....................................     8,595      288,116
    Yamana Gold, Inc.(2219279).........................   106,471      908,131
    Yamana Gold, Inc.(98462Y100).......................     8,700       74,124
    Zargon Oil & Gas, Ltd..............................    10,115       77,369
    ZCL Composites, Inc................................       500        2,939
                                                                  ------------
TOTAL CANADA...........................................            151,779,908
                                                                  ------------
CHILE -- (0.3%)
    AES Gener SA.......................................   182,432       92,343
    Aguas Andinas SA Class A...........................   298,164      188,683
    Banco de Chile ADR.................................     2,064      154,521
    Banco de Credito e Inversiones.....................     4,777      262,646
    Banco Santander Chile.............................. 1,227,899       77,985
    Banco Santander Chile ADR..........................       842       21,402
    Banmedica SA.......................................    34,214       56,821
    Besalco SA.........................................    67,710       46,962
    CAP SA.............................................     5,896       79,891
    Cencosud SA........................................    48,851      152,011
    CFR Pharmaceuticals SA.............................    94,863       31,840
    Cia Cervecerias Unidas SA ADR......................     8,000      180,480
    Cia General de Electricidad SA.....................    23,772      107,218
*   Cia Sud Americana de Vapores SA....................   120,818        5,491
    Colbun SA..........................................   415,803      107,216
    Corpbanca SA....................................... 7,730,415       91,301
    Corpbanca SA ADR...................................     9,675      171,634
    Cristalerias de Chile SA...........................     2,000       13,985
    Embotelladora Andina SA Class B ADR................       315        6,741
    Empresa Nacional de Electricidad SA Sponsored ADR..     6,503      289,188
*   Empresas AquaChile SA..............................    28,692       18,308
    Empresas CMPC SA...................................   125,946      284,024
    Empresas COPEC SA..................................    17,893      219,125
    Empresas Hites SA..................................    30,027       15,737
    Empresas Iansa SA..................................   500,604       17,284
*   Empresas La Polar SA...............................    88,819        5,761

                                     1380

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHILE -- (Continued)
    Enersis SA.........................................   368,503 $  123,854
    Enersis SA Sponsored ADR...........................    36,113    608,865
    ENTEL Chile SA.....................................    34,040    413,517
    Forus SA...........................................     7,930     36,051
    Gasco SA...........................................     1,627     11,093
    Grupo Security SA..................................   142,214     46,987
    Inversiones Aguas Metropolitanas SA................   119,924    189,724
*   Latam Airlines Group SA............................    11,067    127,072
    Masisa SA..........................................   586,512     26,843
    Molibdenos y Metales SA............................     1,797     21,048
*   Multiexport Foods SA...............................    68,000     14,265
    Parque Arauco SA...................................   126,438    236,505
    PAZ Corp. SA.......................................    30,769     17,750
    Ripley Corp. SA....................................    48,272     28,920
    SACI Falabella.....................................    18,630    147,697
    Salfacorp SA.......................................    22,708     17,268
    Sigdo Koppers SA...................................    78,916    116,912
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       800     22,184
    Socovesa SA........................................   110,770     25,309
    Sonda SA...........................................    79,082    181,658
    Vina Concha y Toro SA..............................   106,813    209,133
    Vina Concha y Toro SA Sponsored ADR................       800     31,008
                                                                  ----------
TOTAL CHILE............................................            5,352,261
                                                                  ----------
CHINA -- (4.2%)
    361 Degrees International, Ltd.....................   173,000     40,447
    Agile Property Holdings, Ltd.......................   448,000    382,933
    Agricultural Bank of China, Ltd. Class H........... 1,910,000    925,300
    Air China, Ltd. Class H............................   492,000    300,856
    Ajisen China Holdings, Ltd.........................    69,000     56,488
#*  Aluminum Corp. of China, Ltd. ADR..................    15,900    181,896
*   Aluminum Corp. of China, Ltd. Class H..............   598,000    273,344
    AMVIG Holdings, Ltd................................   130,000     48,783
    Angang Steel Co., Ltd. Class H.....................   346,000    255,347
#   Anhui Conch Cement Co., Ltd. Class H...............    61,500    231,658
    Anhui Expressway Co., Ltd. Class H.................   110,000     65,165
    Anhui Tianda Oil Pipe Co., Ltd.....................    29,000      6,552
    Anta Sports Products, Ltd..........................   176,000    289,277
#   Anton Oilfield Services Group......................   338,000    189,883
    Anxin-China Holdings, Ltd..........................   816,000    102,854
    Asia Cement China Holdings Corp....................   143,500    105,831
    AviChina Industry & Technology Co., Ltd. Class H...   456,000    263,635
    Bank of China, Ltd. Class H........................ 5,711,800  2,722,267
    Bank of Communications Co., Ltd. Class H...........   583,695    447,230
    Baoxin Auto Group, Ltd.............................    15,000     12,079
    Baoye Group Co., Ltd. Class H......................    71,040     43,331
*   BaWang International Group Holding, Ltd............   284,000     14,010
    BBMG Corp. Class H.................................   290,500    225,141
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................   456,000    313,711
    Beijing Capital Land, Ltd. Class H.................   436,000    162,416
    Beijing Enterprises Holdings, Ltd..................    37,000    322,430
    Beijing Enterprises Water Group, Ltd...............   263,000    171,944
    Beijing Jingneng Clean Energy Co., Ltd. Class H....   200,000     84,174

                                     1381

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Beijing North Star Co., Ltd. Class H...............   254,000 $   69,427
    Belle International Holdings, Ltd..................   312,000    387,252
    Biostime International Holdings, Ltd...............    26,000    118,413
#   Bloomage Biotechnology Corp., Ltd..................    15,000     36,726
    Boer Power Holdings, Ltd...........................    43,000     52,149
#   Bosideng International Holdings, Ltd...............   724,000    122,252
    Brilliance China Automotive Holdings, Ltd..........   136,000    254,513
    BYD Electronic International Co., Ltd..............   245,500    180,291
    C C Land Holdings, Ltd.............................   414,883     90,628
    Carrianna Group Holdings Co., Ltd..................    26,000      4,958
    CECEP COSTIN New Materials Group, Ltd..............    40,000     15,328
    Central China Real Estate, Ltd.....................   203,696     59,504
*   CGN Mining Co., Ltd................................    80,000      8,589
    Changshouhua Food Co., Ltd.........................    87,000     80,838
#*  Chaoda Modern Agriculture Holdings, Ltd............   547,200     16,416
    Chaowei Power Holdings, Ltd........................   150,000     85,261
*   Chiho-Tiande Group, Ltd............................    34,000     12,795
    China Aerospace International Holdings, Ltd........ 1,028,000    107,817
    China Agri-Industries Holdings, Ltd................   701,700    304,425
    China All Access Holdings, Ltd.....................    44,000     17,992
    China Animal Healthcare, Ltd.......................    17,000     11,164
    China Aoyuan Property Group, Ltd...................   301,000     55,543
*   China Automation Group, Ltd........................   242,000     49,114
    China BlueChemical, Ltd............................   442,000    228,221
#   China Child Care Corp., Ltd........................   117,000     34,421
    China CITIC Bank Corp., Ltd. Class H............... 1,055,000    698,536
#   China Coal Energy Co., Ltd. Class H................   589,000    354,750
    China Communications Construction Co., Ltd. Class H   655,000    496,542
    China Communications Services Corp., Ltd. Class H..   684,000    334,229
    China Construction Bank Corp. Class H.............. 6,169,200  4,735,962
#*  China COSCO Holdings Co., Ltd. Class H.............   539,000    231,752
    China Datang Corp. Renewable Power Co., Ltd. Class
      H................................................   559,000     83,092
#*  China Dredging Environment Protection Holdings,
      Ltd..............................................    44,000     13,292
*   China Eastern Airlines Corp., Ltd. ADR.............     2,373     36,948
*   China Eastern Airlines Corp., Ltd. Class H.........   332,000    104,558
*   China Energine International Holdings, Ltd.........   316,000     25,998
    China Everbright International, Ltd................   295,000    393,837
#   China Fiber Optic Network System Group, Ltd........   298,000     86,410
#*  China Foods, Ltd...................................   246,000     93,459
    China Gas Holdings, Ltd............................   184,000    354,506
    China Glass Holdings, Ltd..........................   102,000     13,427
*   China Green Holdings, Ltd..........................    84,000      4,364
*   China High Precision Automation Group, Ltd.........   127,000     19,992
*   China High Speed Transmission Equipment Group Co.,
      Ltd..............................................    99,000     77,224
    China Hongqiao Group, Ltd..........................   438,000    374,717
*   China Household Holdings, Ltd......................   410,000     43,142
*   China Huiyuan Juice Group, Ltd.....................   179,500     80,426
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................    34,100     74,885
    China ITS Holdings Co., Ltd........................   291,000     47,092
#   China Lesso Group Holdings, Ltd....................   285,000    167,680
    China Life Insurance Co., Ltd. ADR.................     8,269    366,813
    China Lilang, Ltd..................................    87,000     56,752
    China Longyuan Power Group Corp. Class H...........   162,000    164,605

                                     1382

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#   China Lumena New Materials Corp....................   752,000 $  121,290
    China Machinery Engineering Corp. Class H..........    34,000     20,756
    China Medical System Holdings, Ltd.................    94,000    116,011
    China Mengniu Dairy Co., Ltd.......................    49,000    236,896
    China Merchants Bank Co., Ltd. Class H.............   320,201    647,926
    China Merchants Holdings International Co., Ltd....     2,249      7,565
    China Merchants Land, Ltd..........................    74,000     11,021
*   China Metal Recycling Holdings, Ltd................    89,400     20,395
    China Minsheng Banking Corp., Ltd. Class H.........   672,600    694,785
    China Mobile, Ltd..................................     8,000     87,413
    China Mobile, Ltd. Sponsored ADR...................    55,427  3,020,217
#*  China Modern Dairy Holdings, Ltd...................   270,000    124,962
    China National Building Material Co., Ltd. Class H.   912,000    909,275
    China National Materials Co., Ltd..................   437,000    100,890
*   China New Town Development Co., Ltd................   241,383     14,182
*   China Nickel Resources Holdings Co., Ltd...........    54,000      1,777
#   China Oil & Gas Group, Ltd......................... 1,760,000    311,279
    China Oilfield Services, Ltd. Class H..............    86,000    213,863
#   China Overseas Grand Oceans Group, Ltd.............   253,250    204,470
    China Overseas Land & Investment, Ltd..............   284,827    867,923
    China Pacific Insurance Group Co., Ltd. Class H....    82,000    322,069
    China Petroleum & Chemical Corp. ADR...............    12,059  1,177,392
    China Petroleum & Chemical Corp. Class H...........   541,400    530,033
#   China Power International Development, Ltd.........   498,000    206,895
*   China Power New Energy Development Co., Ltd........   960,000     58,731
*   China Properties Group, Ltd........................   173,000     38,450
    China Qinfa Group, Ltd.............................   116,000      5,769
    China Railway Construction Corp., Ltd. Class H.....   301,000    287,732
    China Railway Group, Ltd. Class H..................   560,000    298,062
*   China Rare Earth Holdings, Ltd.....................   364,000     49,639
    China Resources Cement Holdings, Ltd...............   370,610    268,098
    China Resources Enterprise, Ltd....................   286,000    868,472
    China Resources Gas Group, Ltd.....................    68,000    214,757
    China Resources Land, Ltd..........................   232,000    540,071
    China Resources Power Holdings Co., Ltd............   122,000    342,375
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd..............................................   752,000    151,941
*   China Ruifeng Renewable Energy, Ltd................    56,000     10,669
    China Sanjiang Fine Chemicals Co., Ltd.............   109,000     39,199
    China SCE Property Holdings, Ltd...................   363,600     73,456
    China Shanshui Cement Group, Ltd...................   593,000    213,823
    China Shenhua Energy Co., Ltd. Class H.............   297,116    875,544
    China Shineway Pharmaceutical Group, Ltd...........    58,000     97,008
#*  China Shipping Container Lines Co., Ltd. Class H...   943,000    272,366
*   China Shipping Development Co., Ltd. Class H.......   453,752    298,585
#   China Singyes Solar Technologies Holdings, Ltd.....    84,000    122,437
#   China South City Holdings, Ltd.....................   490,000    245,543
    China Southern Airlines Co., Ltd. Class H..........   370,000    125,114
    China Southern Airlines Co., Ltd. Sponsored ADR....     3,231     53,796
    China State Construction International Holdings,
      Ltd..............................................   137,600    242,303
    China Suntien Green Energy Corp., Ltd. Class H.....   335,000    103,070
*   China Taifeng Beddings Holdings, Ltd...............    44,000      7,795
*   China Taiping Insurance Holdings Co., Ltd..........   138,600    302,219
    China Telecom Corp., Ltd. ADR......................     3,368    187,665

                                     1383

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#*  China Tian Lun Gas Holdings, Ltd...................    58,500 $   70,090
    China Tianyi Holdings, Ltd.........................   136,000     21,469
    China Unicom Hong Kong, Ltd. ADR...................    69,402  1,205,513
    China Vanadium Titano - Magnetite Mining Co., Ltd..   296,000     36,098
#   China Water Affairs Group, Ltd.....................   310,000    107,143
*   China WindPower Group, Ltd.........................   730,000     59,081
    China XLX Fertiliser, Ltd..........................    83,000     27,944
#*  China Yurun Food Group, Ltd........................   469,000    224,162
    China ZhengTong Auto Services Holdings, Ltd........   292,500    161,880
    China Zhongwang Holdings, Ltd......................   508,400    183,081
*   Chinasoft International, Ltd.......................   170,000     52,450
*   Chinese People Holdings Co., Ltd...................   318,000      7,949
*   Chongqing Iron & Steel Co., Ltd. Class H...........   196,000     43,777
    Chongqing Machinery & Electric Co., Ltd. Class H...   327,925     52,932
    Chongqing Rural Commercial Bank Class H............   683,000    337,818
    CIMC Enric Holdings, Ltd...........................    86,000    102,400
*   Citic 21CN Co., Ltd................................    30,000     22,685
*   CITIC Dameng Holdings, Ltd.........................    56,000      5,024
    CITIC Pacific, Ltd.................................   278,000    555,125
*   CITIC Resources Holdings, Ltd......................   922,000    137,102
    CITIC Securities Co., Ltd. Class H.................    50,500    126,575
*   Citychamp Watch & Jewellery Group, Ltd.............   450,000     57,797
    Clear Media, Ltd...................................    29,000     28,412
    CNOOC, Ltd.........................................   434,000    766,583
    CNOOC, Ltd. ADR....................................    12,404  2,191,415
*   Coastal Greenland, Ltd.............................   123,000      4,335
#*  Comba Telecom Systems Holdings, Ltd................   305,267     98,935
#*  Comtec Solar Systems Group, Ltd....................   208,000     34,409
    Coolpad Group, Ltd.................................   496,000    115,462
    COSCO Pacific, Ltd.................................   438,674    660,316
    Country Garden Holdings Co., Ltd...................   941,050    479,942
#   CP Pokphand Co., Ltd...............................   568,000     66,925
    CPMC Holdings, Ltd.................................   118,000    101,724
    CSPC Pharmaceutical Group, Ltd.....................   266,000    207,294
    CSR Corp., Ltd.....................................    66,000     59,028
*   DaChan Food Asia, Ltd..............................   128,000     15,835
    Dah Chong Hong Holdings, Ltd.......................   157,000     96,240
    Dalian Port PDA Co., Ltd. Class H..................   472,000    136,792
    DaMing International Holdings, Ltd.................    42,000     14,496
#   Daphne International Holdings, Ltd.................   192,000     84,168
    Datang International Power Generation Co., Ltd.
      Class H..........................................   316,000    156,715
    Dawnrays Pharmaceutical Holdings, Ltd..............    56,000     45,030
#*  DBA Telecommunication Asia Holdings, Ltd...........    72,000      3,540
    Digital China Holdings, Ltd........................   192,000    188,963
    Dongfang Electric Corp., Ltd. Class H..............    94,800    163,586
    Dongfeng Motor Group Co., Ltd. Class H.............   136,000    241,853
    Dongyue Group, Ltd.................................   325,000    148,628
#*  Dynasty Fine Wines Group, Ltd......................   114,000      3,972
    ENN Energy Holdings, Ltd...........................    66,000    465,134
    EVA Precision Industrial Holdings, Ltd.............   284,000     66,367
#   Evergrande Real Estate Group, Ltd.................. 2,172,000    941,462
    Fantasia Holdings Group Co., Ltd...................   396,000     48,212
*   FDG Electric Vehicles, Ltd.........................   100,000      6,391

                                     1384

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    First Tractor Co., Ltd. Class H....................   130,000 $   97,593
#   Fosun International, Ltd...........................   196,500    249,557
    Franshion Properties China, Ltd.................... 1,270,000    372,867
    Fufeng Group, Ltd..................................   201,600     77,978
#*  GCL-Poly Energy Holdings, Ltd......................   850,000    274,409
    Geely Automobile Holdings, Ltd..................... 1,900,000    761,492
*   Global Bio-Chem Technology Group Co., Ltd..........   500,000     19,227
*   Glorious Property Holdings, Ltd....................   667,000     98,608
#   Golden Eagle Retail Group, Ltd.....................    90,000    115,662
    Golden Meditech Holdings, Ltd......................   340,585     54,636
    Goldlion Holdings, Ltd.............................    79,000     34,002
    GOME Electrical Appliances Holding, Ltd............ 2,608,060    440,215
#   Goodbaby International Holdings, Ltd...............   141,000     70,670
    Great Wall Motor Co., Ltd. Class H.................   135,000    555,388
    Greatview Aseptic Packaging Co., Ltd...............    30,000     23,516
    Greentown China Holdings, Ltd......................   219,000    281,731
    Guangdong Investment, Ltd..........................   316,000    353,973
    Guangdong Land Holdings, Ltd.......................   208,000     45,825
    Guangshen Railway Co., Ltd. Class H................   138,000     55,428
    Guangshen Railway Co., Ltd. Sponsored ADR..........     6,099    122,346
    Guangzhou Automobile Group Co., Ltd. Class H.......   372,259    417,439
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.....................................    18,000     57,115
    Guangzhou R&F Properties Co., Ltd..................   376,800    552,447
    Guangzhou Shipyard International Co., Ltd. Class H. 57,200 100,967 Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................   236,000     52,894
    Haier Electronics Group Co., Ltd...................   127,000    363,475
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................    27,000     23,537
    Haitian International Holdings, Ltd................    50,000    116,874
#   Hanergy Solar Group, Ltd........................... 1,786,000    279,791
    Harbin Electric Co., Ltd. Class H..................   236,236    158,527
*   Heng Tai Consumables Group, Ltd....................   644,962     11,630
    Hengan International Group Co., Ltd................    37,500    401,426
#   Hengdeli Holdings, Ltd.............................   477,400     82,990
#*  Hi Sun Technology China, Ltd.......................   279,000     74,847
*   Hidili Industry International Development, Ltd.....   268,000     34,840
    Hilong Holding, Ltd................................   163,000     91,401
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H    65,000     82,696
*   HKC Holdings, Ltd..................................   393,477     11,870
    Honghua Group, Ltd.................................   254,000     62,245
    Hopewell Highway Infrastructure, Ltd...............   180,300     92,999
*   Hopson Development Holdings, Ltd...................   218,000    243,181
    Hua Han Bio-Pharmaceutical Holdings, Ltd...........   629,913    175,697
#   Huabao International Holdings, Ltd.................   617,000    449,615
    Huadian Power International Corp., Ltd. Class H....   274,000    168,586
    Huaneng Power International, Inc. Sponsored ADR....     3,000    132,930
    Huaneng Renewables Corp., Ltd. Class H.............   840,000    278,345
*   Hunan Nonferrous Metal Corp., Ltd. Class H.........   530,000    181,695
    Industrial & Commercial Bank of China, Ltd. Class H 6,495,460  4,438,329
    Intime Retail Group Co., Ltd.......................   211,500    197,056
*   JES International Holdings, Ltd....................    80,000      4,933
    Jiangsu Expressway Co., Ltd. Class H...............   152,000    185,343
    Jiangxi Copper Co., Ltd. Class H...................   258,000    491,226
*   Jinchuan Group International Resources Co., Ltd....    47,000      5,319

                                     1385

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Jingwei Textile Machinery Class H..................    28,000 $   26,678
    Ju Teng International Holdings, Ltd................   274,000    183,071
*   Kai Yuan Holdings, Ltd............................. 1,980,000     32,240
    Kaisa Group Holdings, Ltd..........................   530,000    193,611
    Kasen International Holdings, Ltd..................    30,000      6,204
    Kingboard Chemical Holdings, Ltd...................   107,500    225,580
    Kingboard Laminates Holdings, Ltd..................   217,000     89,567
#*  Kingdee International Software Group Co., Ltd......   371,600    128,790
#   Kingsoft Corp., Ltd................................    54,000    159,362
    Kunlun Energy Co., Ltd.............................   286,000    485,750
    KWG Property Holding, Ltd..........................   421,900    308,035
    Lai Fung Holdings, Ltd............................. 1,378,000     32,218
    Le Saunda Holdings, Ltd............................   126,000     59,060
    Lee & Man Chemical Co., Ltd........................    48,300     26,379
    Lee & Man Paper Manufacturing, Ltd.................   381,600    231,982
#   Lenovo Group, Ltd..................................   424,000    579,458
#*  Li Ning Co., Ltd...................................    68,249     41,431
*   Lianhua Supermarket Holdings Co., Ltd. Class H.....    96,400     53,019
    Lijun International Pharmaceutical Holding Co.,
      Ltd..............................................   294,000    130,097
*   Lingbao Gold Co., Ltd. Class H.....................   100,000     17,534
    Longfor Properties Co., Ltd........................   401,500    580,219
    Lonking Holdings, Ltd..............................   631,000    112,939
*   Loudong General Nice Resources China Holdings, Ltd.   507,600     34,820
*   Maanshan Iron & Steel Co., Ltd. Class H............   538,000    125,474
    Maoye International Holdings, Ltd..................   311,000     52,305
    Metallurgical Corp. of China, Ltd. Class H.........   783,000    171,469
#*  Microport Scientific Corp..........................    56,000     33,554
    MIE Holdings Corp..................................   304,000     51,686
    MIN XIN Holdings, Ltd..............................    34,000     18,502
*   Mingfa Group International Co., Ltd................   363,000     84,122
    Minmetals Land, Ltd................................   268,000     36,857
    Minth Group, Ltd...................................   144,000    274,726
    MMG, Ltd...........................................   580,000    231,058
*   Nan Hai Corp., Ltd................................. 5,150,000     32,919
    Nature Home Holding Co., Ltd.......................    29,000      4,773
    NetDragon Websoft, Inc.............................    26,500     49,560
    New China Life Insurance Co., Ltd. Class H.........    24,000     86,923
    New World China Land, Ltd..........................   637,800    381,134
#   Nine Dragons Paper Holdings, Ltd...................   521,000    428,009
#*  North Mining Shares Co., Ltd....................... 1,510,000     84,754
    NVC Lighting Holdings, Ltd.........................   320,000     72,379
    Overseas Chinese Town Asia Holdings, Ltd...........    28,000     10,296
    Pacific Online, Ltd................................    45,000     24,904
    PetroChina Co., Ltd. ADR...........................     9,000  1,161,630
    PetroChina Co., Ltd. Class H.......................   224,000    290,320
#   Phoenix Satellite Television Holdings, Ltd.........   262,000     90,396
    PICC Property & Casualty Co., Ltd. Class H.........   193,140    312,792
    Ping An Insurance Group Co. of China, Ltd. Class H.    36,500    309,907
    Poly Property Group Co., Ltd.......................   364,000    176,169
    Ports Design, Ltd..................................    89,500     38,299
*   Pou Sheng International Holdings, Ltd..............   463,000     40,523
*   Powerlong Real Estate Holdings, Ltd................   259,000     38,960
*   Prosperity International Holdings HK, Ltd..........   320,000     10,243

                                     1386

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
CHINA -- (Continued)
    Qunxing Paper Holdings Co., Ltd....................   147,174 $  7,178
*   Real Gold Mining, Ltd..............................    19,000      645
    Real Nutriceutical Group, Ltd......................   205,000   50,173
    Regent Manner International Holdings, Ltd..........   223,000   51,505
#*  Renhe Commercial Holdings Co., Ltd................. 3,760,000  185,815
#   REXLot Holdings, Ltd............................... 2,254,266  234,666
*   Richly Field China Development, Ltd................   200,000    3,541
    Road King Infrastructure, Ltd......................    71,000   66,333
*   Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   240,000   56,277
    Sateri Holdings, Ltd...............................   194,000   37,629
#*  Semiconductor Manufacturing International Corp..... 6,596,000  598,188
*   Semiconductor Manufacturing International Corp. ADR    15,175   69,046
*   Shandong Molong Petroleum Machinery Co., Ltd.
      Class H..........................................    85,600   51,571
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................    72,000   73,853
    Shanghai Electric Group Co., Ltd. Class H..........   590,000  261,007
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................    11,000   36,297
    Shanghai Industrial Holdings, Ltd..................   137,000  455,963
* Shanghai Industrial Urban Development Group, Ltd... 512,000 105,151 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   298,000   93,334
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.   158,200  293,598
    Shanghai Prime Machinery Co., Ltd. Class H.........    82,000   13,240
*   Shanghai Zendai Property, Ltd...................... 1,505,000   23,936
    Shengli Oil & Gas Pipe Holdings, Ltd...............   262,500   19,195
    Shenguan Holdings Group, Ltd.......................   134,000   50,819
    Shenzhen Expressway Co., Ltd. Class H..............   174,000  105,277
    Shenzhen International Holdings, Ltd...............   269,843  332,834
    Shenzhen Investment, Ltd...........................    46,391   15,973
    Shenzhou International Group Holdings, Ltd.........    78,000  245,560
    Shimao Property Holdings, Ltd......................   420,000  965,681
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................. 1,368,000   65,552
#   Shougang Fushan Resources Group, Ltd...............   632,000  164,997
    Shui On Land, Ltd.................................. 1,219,156  325,367
    Sichuan Expressway Co., Ltd. Class H...............   204,000   68,071
    Sihuan Pharmaceutical Holdings Group, Ltd..........   716,000  438,934
    Sino Biopharmaceutical, Ltd........................   583,999  502,044
#*  Sino Oil And Gas Holdings, Ltd..................... 3,690,000  117,508
    Sino-Ocean Land Holdings, Ltd......................   826,332  482,599
#*  Sinofert Holdings, Ltd.............................   628,000   88,375
    SinoMedia Holding, Ltd.............................   111,276   85,284
#   Sinopec Kantons Holdings, Ltd......................   198,000  146,399
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................     4,950  152,509
*   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...   516,000  117,847
    Sinopharm Group Co., Ltd. Class H..................   116,000  340,663
*   Sinotrans Shipping, Ltd............................   314,500   86,508
    Sinotrans, Ltd. Class H............................   441,000  273,125
    Sinotruk Hong Kong, Ltd............................   216,500  114,497
    SITC International Holdings Co., Ltd...............   197,000   86,609
    Skyworth Digital Holdings, Ltd.....................   527,824  260,535
    SOHO China, Ltd....................................   507,500  425,992
*   Solargiga Energy Holdings, Ltd.....................   246,000   12,763
*   Sparkle Roll Group, Ltd............................   312,000   16,484
    Springland International Holdings, Ltd.............   131,000   53,991
    SPT Energy Group, Inc..............................   116,000   61,230

                                     1387

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    SRE Group, Ltd..................................... 1,064,285 $   33,247
#   Sun Art Retail Group, Ltd..........................   138,000    171,737
    Sunac China Holdings, Ltd..........................   441,000    361,064
    Sunny Optical Technology Group Co., Ltd............    61,000     79,914
#*  Superb Summit International Group, Ltd.............   825,000    102,307
    TCC International Holdings, Ltd....................   482,000    222,742
    TCL Communication Technology Holdings, Ltd.........   135,000    168,015
#*  TCL Multimedia Technology Holdings, Ltd............   208,000     76,459
*   Tech Pro Technology Development, Ltd...............    62,000     36,524
    Tencent Holdings, Ltd..............................   129,000  2,093,296
#   Texhong Textile Group, Ltd.........................   138,000    104,449
    Tian An China Investment Co., Ltd..................    67,000     50,033
    Tian Shan Development Holding, Ltd.................    66,000     28,291
    Tiangong International Co., Ltd....................   270,000     58,563
    Tianjin Port Development Holdings, Ltd.............   590,000     96,785
    Tibet 5100 Water Resources Holdings, Ltd...........    40,000     13,812
    Tingyi Cayman Islands Holding Corp.................    88,000    250,304
#   Tomson Group, Ltd..................................    98,360     26,804
    Tong Ren Tang Technologies Co., Ltd. Class H.......    86,000    122,119
    Tongda Group Holdings, Ltd.........................   530,000     75,447
    Tonly Electronics Holdings, Ltd....................    20,800     16,327
    Top Spring International Holdings, Ltd.............    47,600     15,858
    Towngas China Co., Ltd.............................   168,000    193,653
    TPV Technology, Ltd................................   226,000     48,863
    Travelsky Technology, Ltd. Class H.................   218,471    197,221
    Trigiant Group, Ltd................................   188,000     54,279
#   Truly International Holdings, Ltd..................   450,000    270,725
    Tsingtao Brewery Co., Ltd. Class H.................    10,000     81,220
    Uni-President China Holdings, Ltd..................   182,400    149,678
*   United Energy Group, Ltd...........................   472,000     69,792
*   V1 Group, Ltd...................................... 1,149,800    107,822
*   Wanda Commercial Properties Group Co., Ltd.........    38,000     12,241
    Want Want China Holdings, Ltd......................   275,000    376,225
    Wasion Group Holdings, Ltd.........................    84,000     66,652
    Weichai Power Co., Ltd. Class H....................    88,720    385,455
    Weiqiao Textile Co. Class H........................   178,000     94,971
#   Welling Holding, Ltd...............................   328,400     94,457
    West China Cement, Ltd.............................   894,000    108,562
    Xiamen International Port Co., Ltd. Class H........   330,000     60,499
    Xingda International Holdings, Ltd.................   288,000    115,348
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................    51,400     58,348
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..    38,000     10,095
    XTEP International Holdings, Ltd...................   157,000     67,091
*   Yanchang Petroleum International, Ltd.............. 1,360,000     67,864
    Yanlord Land Group, Ltd............................    71,000     68,539
    Yanzhou Coal Mining Co., Ltd. Class H..............   294,000    239,902
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    18,500    149,850
    Yingde Gases Group Co., Ltd........................   255,000    278,318
    Yip's Chemical Holdings, Ltd.......................    96,000     62,574
    Youyuan International Holdings, Ltd................    34,100      7,427
    Yuanda China Holdings, Ltd.........................   606,000     45,880
#   Yuexiu Transport Infrastructure, Ltd...............   162,639    106,753
    Yuzhou Properties Co., Ltd.........................   268,000     62,099

                                     1388

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
CHINA -- (Continued)
*   Zall Development Group, Ltd........................ 106,000 $    37,666
    Zhaojin Mining Industry Co., Ltd................... 203,500     126,338
    Zhejiang Expressway Co., Ltd. Class H.............. 164,000     177,804
#   Zhongsheng Group Holdings, Ltd..................... 117,000     148,113
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......  35,000     119,926
    Zijin Mining Group Co., Ltd. Class H............... 711,000     185,579
    Zoomlion Heavy Industry Science and Technology
      Co., Ltd......................................... 304,800     191,582
    ZTE Corp. Class H.................................. 106,504     221,423
                                                                -----------
TOTAL CHINA............................................          88,489,416
                                                                -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA.................................   7,075     114,226
    Banco de Bogota SA.................................   1,306      48,712
    Bancolombia SA.....................................  19,811     298,736
    Bancolombia SA Sponsored ADR.......................   8,560     534,230
    Celsia SA ESP......................................  23,037      74,755
    Cementos Argos SA..................................  14,282      83,710
    Ecopetrol SA Sponsored ADR.........................  10,314     347,994
    Empresa de Telecomunicaciones de Bogota............  40,000      10,806
    Grupo Aval Acciones y Valores......................  50,031      36,788
    Grupo de Inversiones Suramericana SA...............   9,338     207,982
    Grupo Nutresa SA...................................   3,068      44,302
    Interconexion Electrica SA ESP.....................  25,146     123,670
    Isagen SA ESP......................................  74,180     128,261
                                                                -----------
TOTAL COLOMBIA.........................................           2,054,172
                                                                -----------
CZECH REPUBLIC -- (0.0%)
    CEZ A.S............................................  10,110     286,146
    Komercni Banka A.S.................................     609     132,035
    O2 Czech Republic AS...............................  19,986     263,276
    Pegas Nonwovens SA.................................   2,000      60,120
    Philip Morris CR A.S...............................     100      50,445
*   Unipetrol A.S......................................  11,278      69,650
                                                                -----------
TOTAL CZECH REPUBLIC...................................             861,672
                                                                -----------
DENMARK -- (1.1%)
    ALK-Abello A.S.....................................   1,380     198,212
*   Alm Brand A.S......................................  31,259     160,240
    Ambu A.S. Class B..................................   1,998     144,094
    AP Moeller - Maersk A.S. Class A...................     205     460,046
    AP Moeller - Maersk A.S. Class B...................     515   1,200,629
*   Auriga Industries A.S. Class B.....................   4,609     247,634
*   Bang & Olufsen A.S.................................  12,488     153,065
*   Bavarian Nordic A.S................................   9,044     185,210
    Carlsberg A.S. Class B.............................   8,950     856,322
    Chr Hansen Holding A.S.............................  22,597     934,311
    Coloplast A.S. Class B.............................   4,082     345,144
    D/S Norden A.S.....................................   6,453     197,618
    Danske Bank A.S....................................  46,078   1,331,223
    Dfds A.S...........................................     108       8,657
    DSV A.S............................................  51,759   1,634,524
    East Asiatic Co., Ltd. A.S.........................   3,064      31,717

                                     1389

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
#   FLSmidth & Co. A.S.................................   8,936 $   457,097
*   Genmab A.S.........................................   5,998     239,620
    GN Store Nord A.S..................................  46,624   1,191,761
    H Lundbeck A.S.....................................   5,887     134,922
*   H+H International A.S. Class B.....................   2,233      17,580
    IC Companys A.S....................................   1,760      56,180
    Jeudan A.S.........................................     397      42,502
*   Jyske Bank A.S.....................................  14,129     801,806
    NKT Holding A.S....................................   6,877     432,325
    Nordjyske Bank A.S.................................   2,430      56,022
    Norresundby Bank A.S...............................     518      24,619
    Novo Nordisk A.S. Class B..........................  43,268   1,991,719
    Novo Nordisk A.S. Sponsored ADR....................  20,820     958,761
    Novozymes A.S. Class B.............................   9,905     489,796
    Pandora A.S........................................  14,174     969,940
*   Parken Sport & Entertainment A.S...................   1,975      27,572
    PER Aarsleff A.S. Class B..........................     632     121,150
    Ringkjoebing Landbobank A.S........................     754     158,128
    Rockwool International A.S. Class B................   1,847     307,980
*   Royal UNIBREW......................................   2,687     393,298
    Schouw & Co........................................   3,987     184,360
    SimCorp A.S........................................   7,461     241,700
    Solar A.S. Class B.................................   1,890     135,171
    Spar Nord Bank A.S.................................   7,313      79,485
*   Sydbank A.S........................................  14,316     391,873
    TDC A.S............................................ 137,132   1,383,404
    Tivoli A.S.........................................       8       4,482
*   TK Development A.S.................................  29,745      50,131
*   Topdanmark A.S.....................................  25,711     792,830
*   Torm A.S...........................................  88,109      12,665
    Tryg A.S...........................................   5,808     585,171
    United International Enterprises...................     628     130,738
*   Vestas Wind Systems A.S............................  38,569   1,738,969
*   Vestjysk Bank A.S..................................   5,218      14,695
*   William Demant Holding A.S.........................   3,328     289,371
                                                                -----------
TOTAL DENMARK..........................................          22,996,469
                                                                -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR.....   6,598      38,408
*   Global Telecom Holding SAE GDR.....................  18,270      63,454
                                                                -----------
TOTAL EGYPT............................................             101,862
                                                                -----------
FINLAND -- (1.2%)
    Afarak Group Oyj...................................  27,736      12,509
    Ahlstrom Oyj.......................................   7,221      76,905
    Alma Media Oyj.....................................   3,037      12,363
    Amer Sports Oyj....................................  42,599     838,948
    Aspo Oyj...........................................   4,141      32,991
    Atria P.L.C........................................   2,101      20,353
    BasWare Oyj........................................   1,070      47,468
*   Biotie Therapies Oyj...............................  19,018       5,623
#   Cargotec Oyj.......................................   9,577     349,027

                                     1390

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
FINLAND -- (Continued)
    Caverion Corp......................................  19,094 $  158,504
    Citycon Oyj........................................  60,336    221,564
    Cramo Oyj..........................................   7,537    152,992
    Elektrobit Oyj.....................................   9,556     31,974
    Elisa Oyj..........................................  28,426    814,215
    F-Secure Oyj.......................................  16,773     60,458
*   Finnair Oyj........................................  18,798     71,902
*   Finnlines Oyj......................................   2,556     44,586
    Fiskars Oyj Abp....................................   6,705    163,110
    Fortum Oyj.........................................  79,317  2,039,619
    HKScan Oyj Class A.................................   5,623     28,165
    Huhtamaki Oyj......................................  29,291    779,827
    Kemira Oyj.........................................  24,373    331,654
    Kesko Oyj Class A..................................   4,296    157,108
    Kesko Oyj Class B..................................  21,890    832,550
#   Kone Oyj Class B...................................  18,606    782,340
    Konecranes Oyj.....................................   9,145    297,139
    Lassila & Tikanoja Oyj.............................   9,467    178,255
*   Lemminkainen Oyj...................................     823     15,730
    Metsa Board Oyj....................................  52,655    250,245
    Metso Oyj..........................................  18,052    708,142
    Metso Oyj Sponsored ADR............................     200      7,812
    Munksjo Oyj........................................   3,996     42,465
#   Neste Oil Oyj......................................  50,918    939,676
    Nokia Oyj.......................................... 490,765  3,888,024
    Nokia Oyj Sponsored ADR............................  25,880    205,228
    Nokian Renkaat Oyj.................................  19,181    664,114
    Okmetic Oyj........................................   4,178     25,719
    Olvi Oyj Class A...................................   1,959     65,572
*   Oriola-KD Oyj Class B..............................  28,965     86,489
    Orion Oyj Class A..................................   3,633    134,766
    Orion Oyj Class B..................................  16,718    619,806
#*  Outokumpu Oyj......................................  65,148    528,163
#   Outotec Oyj........................................  65,275    677,595
    PKC Group Oyj......................................   5,321    147,062
    Ponsse Oy..........................................   1,987     32,104
*   Poyry Oyj..........................................   5,709     30,535
    Raisio P.L.C. Class V..............................  28,434    156,765
    Ramirent Oyj.......................................  14,752    140,315
    Rautaruukki Oy.....................................  27,399    419,078
    Revenio Group Oyj..................................     670     13,847
    Saga Furs Oyj......................................     230      7,879
    Sampo Oyj Class A..................................  26,108  1,296,930
    Sanoma Oyj.........................................  18,535    145,381
    SRV Group P.L.C....................................   2,131     11,623
    Stockmann Oyj Abp(5462371).........................     937     13,402
    Stockmann Oyj Abp(5462393).........................   6,600     94,490
    Stora Enso Oyj Class R............................. 172,812  1,552,723
    Stora Enso Oyj Sponsored ADR.......................   1,800     16,200
*   Talvivaara Mining Co. P.L.C........................ 136,822     11,726
    Technopolis Oyj....................................  23,166    128,077
    Tieto Oyj..........................................  20,452    543,644
    Tikkurila Oyj......................................   6,800    171,845

                                     1391

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    UPM-Kymmene Oyj.................................... 136,856 $ 2,230,556
    UPM-Kymmene Oyj Sponsored ADR......................   1,300      21,177
    Uponor Oyj.........................................   9,970     153,618
    Vacon P.L.C........................................   3,235     119,797
    Vaisala Oyj Class A................................   1,077      31,554
    Valmet OYJ.........................................  14,091     147,263
    Wartsila Oyj Abp...................................  17,603     886,518
#   YIT Oyj............................................  19,094     195,641
                                                                -----------
TOTAL FINLAND..........................................          26,121,445
                                                                -----------
FRANCE -- (5.6%)
    Accor SA...........................................  23,212   1,124,102
    Actia Group........................................   1,316       7,209
    Aeroports de Paris.................................   1,857     254,369
#*  Air France-KLM.....................................  36,000     389,037
    Air Liquide SA.....................................   8,291   1,055,064
    Airbus Group NV....................................  24,049   1,395,327
    Akka Technologies SA...............................   1,292      45,073
    ALBIOMA............................................   5,627     142,280
*   Alcatel-Lucent..................................... 273,934     958,937
*   Alstom SA..........................................  19,684     707,940
    Altamir............................................     701      10,878
    Alten SA...........................................   5,503     265,225
    Altran Technologies SA.............................  32,927     346,467
    April..............................................   3,147      70,409
*   Archos.............................................   2,165       8,198
    Arkema SA..........................................  11,594   1,074,974
#*  Artprice.com.......................................     549       9,793
    Assystem...........................................   3,266      93,733
    AtoS...............................................  15,110   1,179,862
*   Audika Groupe......................................   1,267      22,393
    AXA SA.............................................  66,162   1,520,049
    AXA SA Sponsored ADR...............................  62,400   1,434,576
    Axway Software SA..................................   1,277      33,303
*   Beneteau SA........................................   6,084     107,487
    Bigben Interactive.................................   1,060       9,218
*   BioAlliance Pharma SA..............................   4,611      45,599
    BioMerieux.........................................   2,409     250,594
    BNP Paribas SA.....................................  66,145   4,388,948
    Boiron SA..........................................   1,642     124,905
    Bollore SA.........................................     779     480,769
    Bonduelle S.C.A....................................   4,965     138,527
    Bongrain SA........................................   1,129      93,038
    Bouygues SA........................................  42,186   1,661,832
    Bureau Veritas SA..................................  12,791     329,896
    Burelle SA.........................................      45      38,541
    Cap Gemini SA......................................  18,385   1,333,157
    Carrefour SA.......................................  55,449   1,914,917
    Casino Guichard Perrachon SA.......................  15,588   1,878,745
*   Cegedim SA.........................................     878      30,770
    Cegid Group........................................   2,254      90,963
*   CGG SA.............................................   7,670      79,368
*   CGG SA Sponsored ADR...............................  23,995     254,107

                                     1392

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
*   Chargeurs SA.......................................   5,828 $   40,968
    Christian Dior SA..................................   2,301    400,788
    Cie de St-Gobain...................................  60,928  2,964,563
    Cie Generale des Etablissements Michelin...........  31,390  3,443,467
*   Club Mediterranee SA...............................   5,752    167,402
    CNP Assurances.....................................  25,995    510,711
    Credit Agricole SA.................................  74,844  1,012,445
    Danone SA..........................................  11,243    812,091
    Danone SA Sponsored ADR............................     600      8,688
    Dassault Systemes..................................   3,682    247,083
    Dassault Systemes ADR..............................   1,228     82,325
    Derichebourg SA....................................  31,806     93,639
    Devoteam SA........................................   2,730     65,466
    Edenred............................................  19,842    620,209
    Eiffage SA.........................................   8,907    577,355
    Electricite de France SA...........................  23,508    759,398
*   Eramet.............................................   1,419    177,088
    Essilor International SA...........................  10,111    987,725
    Esso SA Francaise..................................     381     17,340
*   Etablissements Maurel et Prom......................  34,802    529,074
    Euler Hermes Group.................................   3,547    413,939
*   Euro Disney SCA....................................   2,831     14,063
    Eurofins Scientific SE.............................   1,234    367,927
    Eutelsat Communications SA.........................  17,087    589,551
    Exel Industries Class A............................     289     21,704
    Faiveley Transport SA..............................   1,094     78,386
    Faurecia...........................................  23,422    828,549
    Fimalac............................................   1,023     80,742
    Fleury Michon SA...................................     371     27,276
*   GameLoft SE........................................   6,023     38,437
    GDF Suez...........................................  93,352  2,407,035
    GL Events..........................................   2,371     55,584
    Groupe Crit........................................   1,156     69,965
    Groupe Eurotunnel SA............................... 107,558  1,423,400
    Groupe Flo.........................................   1,396      5,418
*   Groupe Fnac........................................     900     39,793
    Groupe Gorge.......................................     566     12,558
*   Groupe Steria SCA..................................   8,462    235,119
    Guerbet............................................   1,590     70,249
    Haulotte Group SA..................................   4,396     68,808
    Havas SA...........................................  59,066    462,243
*   Hi-Media SA........................................  10,368     36,906
    Iliad SA...........................................   1,366    375,978
    Imerys SA..........................................   6,598    515,187
    Ingenico...........................................   6,092    616,280
    Interparfums SA....................................   1,960     63,556
    Ipsen SA...........................................   3,514    156,169
    IPSOS..............................................   7,996    216,583
    Jacquet Metal Service..............................   5,045    104,403
    JCDecaux SA........................................   8,578    294,380
    Kering.............................................   4,704  1,007,050
    Korian-Medica......................................   8,980    326,110
    L'Oreal SA.........................................   3,076    519,413

                                     1393

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    L.D.C. SA..........................................     129 $   23,403
    Lafarge SA.........................................  25,334  1,971,840
    Lafarge SA Sponsored ADR...........................   1,300     24,934
    Lagardere SCA......................................  29,628    882,014
    Laurent-Perrier....................................     664     61,847
    Lectra.............................................   1,700     18,250
    Legrand SA.........................................  12,808    710,277
    LISI...............................................     865    134,862
    LVMH Moet Hennessy Louis Vuitton SA................   8,961  1,541,490
    Maisons France Confort SA..........................     535     23,086
    Manitou BF SA......................................   2,706     45,220
    Manutan International..............................     734     39,779
    Mersen.............................................   3,857    109,139
*   METabolic EXplorer SA..............................   4,118     15,834
    Metropole Television SA............................  10,628    194,951
    MGI Coutier........................................     424     60,606
    Montupet...........................................   2,642    164,253
    Natixis............................................ 123,000    794,806
    Naturex............................................   1,515    127,900
    Neopost SA.........................................  14,136    992,528
*   Nexans SA..........................................  10,399    473,626
    Nexity SA..........................................   4,733    179,402
    NextRadioTV........................................     290      9,318
#*  NicOx SA...........................................  17,225     46,764
    Norbert Dentressangle SA...........................   1,087    159,635
*   NRJ Group..........................................   4,409     42,374
    Orange SA.......................................... 236,473  3,703,004
    Orange SA Sponsored ADR............................  26,020    404,871
    Orpea..............................................   6,169    403,815
*   Parrot SA..........................................   1,599     36,904
    Pernod Ricard SA...................................   5,485    614,271
*   Peugeot SA.........................................  78,516  1,171,065
*   Pierre & Vacances SA...............................   1,648     61,620
    Plastic Omnium SA..................................  22,695    601,151
    Publicis Groupe SA.................................   8,193    594,429
    Publicis Groupe SA ADR.............................   1,600     28,976
    Rallye SA..........................................   8,144    408,625
*   Recylex SA.........................................   5,815     18,591
    Remy Cointreau SA..................................   2,663    217,881
    Renault SA.........................................  24,806  2,070,806
    Rexel SA...........................................  45,411    879,919
    Rubis SCA..........................................   6,855    411,587
    Safran SA..........................................  13,595    798,941
    Saft Groupe SA.....................................   8,063    297,060
    Sanofi.............................................  41,470  4,353,970
    Sanofi ADR.........................................  39,660  2,073,028
    Sartorius Stedim Biotech...........................     779    134,581
    Schneider Electric SE(B11BPS1).....................   1,444    121,937
    Schneider Electric SE(4834108).....................  30,730  2,604,567
    SCOR SE............................................  40,715  1,309,753
    SEB SA.............................................   4,425    358,703
    Seche Environnement SA.............................     824     25,659
#*  Sequana SA.........................................   7,137     25,722

                                     1394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
    SES SA.............................................  16,389 $    602,807
    Societe BIC SA.....................................   3,399      468,630
    Societe d'Edition de Canal +.......................  10,759       87,586
    Societe Generale SA................................  48,274    2,423,473
    Societe Internationale de Plantations d'Heveas SA..     245       10,940
    Societe Television Francaise 1.....................  27,609      407,200
    Sodexo.............................................   4,433      440,587
*   SOITEC.............................................  64,268      196,094
*   Solocal Group...................................... 131,842      107,724
    Somfy SA...........................................     158       52,815
    Sopra Group SA.....................................     846       91,466
    Stallergenes SA....................................     234       17,322
*   Ste Industrielle d'Aviation Latecoere SA...........   1,049       15,274
    Stef SA............................................   1,240       87,477
    STMicroelectronics NV(861012102)...................  37,473      308,778
    STMicroelectronics NV(5962332)..................... 115,993      965,621
    Suez Environnement Co..............................  33,185      619,336
    Sword Group........................................   1,588       38,634
    Synergie SA........................................   5,958      141,880
*   Technicolor SA.....................................  47,505      343,644
    Technip SA.........................................   4,608      425,663
    Teleperformance....................................  15,209    1,056,701
    Thales SA..........................................  10,191      579,609
*   Theolia SA.........................................  18,523       28,138
    Total Gabon........................................      81       44,270
    Total SA........................................... 124,526    8,031,263
    Total SA Sponsored ADR.............................  85,482    5,513,589
    Touax SA...........................................      25          587
*   Transgene SA.......................................   1,606       18,038
*   Trigano SA.........................................   2,400       60,598
*   UBISOFT Entertainment..............................  39,703      664,334
    Valeo SA...........................................  12,678    1,519,048
    Vallourec SA.......................................  25,397    1,123,863
#*  Valneva SE(B03KGM0)................................   1,267        8,626
*   Valneva SE(B9B2YX8)................................   1,913       12,971
    Veolia Environnement SA............................  36,122      639,788
#   Veolia Environnement SA ADR........................  14,066      249,531
    Vetoquinol SA......................................     532       24,082
    Vicat..............................................   1,698      135,141
    VIEL & Cie SA......................................  12,834       35,781
    Vilmorin & Cie SA..................................   1,333      156,928
    Vinci SA...........................................  24,668    1,702,410
    Virbac SA..........................................     499      106,869
    Vivendi SA......................................... 104,208    2,615,442
    Vranken-Pommery Monopole SA........................     106        3,654
    Zodiac Aerospace...................................  31,035      971,754
                                                                ------------
TOTAL FRANCE...........................................          116,196,705
                                                                ------------
GERMANY -- (5.1%)
    Aareal Bank AG.....................................   8,510      360,905
    Adidas AG..........................................   9,188      727,547
    Adler Modemaerkte AG...............................   2,793       40,358
*   ADVA Optical Networking SE.........................  17,734       65,763

                                     1395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
*   Air Berlin P.L.C...................................   7,620 $   13,226
*   Aixtron SE.........................................  16,599    223,979
    Allgeier SE........................................   1,061     21,035
    Allianz SE.........................................  29,681  4,941,473
    Allianz SE ADR.....................................  41,455    691,262
    Amadeus Fire AG....................................     594     42,354
    Aurubis AG.........................................   8,619    418,528
    Axel Springer SE...................................   9,141    514,691
    BASF SE............................................  31,183  3,227,252
    BASF SE Sponsored ADR..............................   1,000    103,250
*   Bauer AG...........................................   2,897     62,822
    Bayer AG...........................................  22,361  2,949,561
    Bayer AG Sponsored ADR.............................     200     26,335
    Bayerische Motoren Werke AG........................  39,698  4,728,823
    BayWa AG...........................................   4,099    203,559
    Bechtle AG.........................................   3,005    233,178
    Beiersdorf AG......................................   4,330    390,281
    Bertrandt AG.......................................     886    110,650
    Bijou Brigitte AG..................................     921     71,209
    Bilfinger SE.......................................   9,560    777,878
    Biotest AG.........................................     673     72,250
    Borussia Dortmund GmbH & Co. KGaA..................  14,645     96,021
    Brenntag AG........................................   9,208  1,478,338
    CANCOM SE..........................................   3,759    174,190
    Carl Zeiss Meditec AG..............................   4,660    138,158
    CAT Oil AG.........................................   9,812    187,542
    Celesio AG.........................................  20,896    714,820
    CENIT AG...........................................     767     11,608
    CENTROTEC Sustainable AG...........................   2,715     58,040
    Cewe Stiftung & Co. KGAA...........................   2,229    150,439
    Comdirect Bank AG..................................  12,756    131,974
*   Commerzbank AG..................................... 138,710  1,992,984
    CompuGroup Medical AG..............................   4,683    116,500
*   Constantin Medien AG...............................     444        746
    Continental AG.....................................  10,531  2,268,002
    CropEnergies AG....................................   5,648     33,174
    CTS Eventim AG & Co., KGaA.........................   7,306    213,766
    DAB Bank AG........................................   1,539      8,492
    Daimler AG.........................................  85,446  7,050,894
    Delticom AG........................................     860     30,886
    Deutsche Bank AG...................................  68,843  2,351,677
    Deutsche Boerse AG.................................   8,043    582,271
    Deutsche Lufthansa AG..............................  60,276  1,063,275
    Deutsche Post AG...................................  93,390  2,987,982
    Deutsche Telekom AG................................ 203,122  3,296,192
    Deutsche Telekom AG Sponsored ADR.................. 104,159  1,698,833
    Deutsche Wohnen AG.................................  34,943    756,062
    Deutz AG...........................................  33,328    235,069
*   Dialog Semiconductor P.L.C.........................  10,130    308,083
    DMG MORI SEIKI AG..................................  13,507    412,583
    Draegerwerk AG & Co. KGaA..........................     666     52,673
    Drillisch AG.......................................   9,662    361,706
    Duerr AG...........................................   5,414    412,414

                                     1396

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    E.ON SE............................................ 129,743 $2,449,330
    E.ON SE Sponsored ADR..............................   3,600     67,572
    Eckert & Ziegler AG................................     831     26,366
    Elmos Semiconductor AG.............................   4,775     86,286
    ElringKlinger AG...................................   9,580    345,579
*   Euromicron AG......................................   1,356     24,521
*   Evotec AG..........................................  17,286     92,821
    Fielmann AG........................................   1,327    167,529
*   First Sensor AG....................................     945     13,829
    Francotyp-Postalia Holding AG Class A..............   3,372     19,569
    Fraport AG Frankfurt Airport Services Worldwide....  10,309    677,536
    Freenet AG.........................................  32,223    850,253
    Fresenius Medical Care AG & Co. KGaA...............  21,771  1,509,120
    Fresenius Medical Care AG & Co. KGaA ADR...........   4,200    145,362
    Fresenius SE & Co. KGaA............................  27,244  4,074,052
    Fuchs Petrolub SE..................................   3,474    138,973
*   GAGFAH SA..........................................  11,791    206,660
    GEA Group AG.......................................  24,850  1,115,027
    Gerresheimer AG....................................  11,440    789,701
    Gerry Weber International AG.......................   3,886    176,826
    Gesco AG...........................................     578     56,490
    GFK SE.............................................   3,236    146,689
    GFT Technologies AG................................   3,080     38,283
    Grammer AG.........................................   6,110    298,840
    Grenkeleasing AG...................................   1,850    191,933
*   H&R AG.............................................   1,360     12,990
    Hamburger Hafen und Logistik AG....................   7,636    196,728
    Hannover Rueck SE..................................   7,964    679,836
    Hawesko Holding AG.................................     204     11,589
    HeidelbergCement AG................................  18,043  1,338,425
*   Heidelberger Druckmaschinen AG.....................  86,880    284,004
    Henkel AG & Co. KGaA...............................   4,339    413,058
    Highlight Communications AG........................   2,399     11,043
    Hochtief AG........................................   9,333    782,702
    Homag Group AG.....................................   1,874     66,764
    Hugo Boss AG.......................................   3,960    568,205
    Indus Holding AG...................................   5,695    299,292
    Infineon Technologies AG...........................  60,551    667,182
    Infineon Technologies AG ADR.......................  51,213    562,831
    Init Innovation In Traffic Systems AG..............     531     13,722
    Isra Vision AG.....................................   1,285     80,208
    Jenoptik AG........................................  12,205    161,887
*   Joyou AG...........................................     604      8,973
    K+S AG.............................................  30,028    920,106
*   Kloeckner & Co. SE.................................  32,042    416,769
*   Koenig & Bauer AG..................................   1,185     16,288
*   Kontron AG.........................................  18,410    116,058
    Krones AG..........................................   4,409    427,237
    KSB AG.............................................      38     25,626
    KUKA AG............................................   6,263    347,315
    KWS Saat AG........................................     238     83,738
    Lanxess AG.........................................  26,536  1,686,216
    Leifheit AG........................................     163      8,290

                                     1397

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Leoni AG...........................................  11,807 $  806,888
    Linde AG...........................................  15,298  3,120,160
    LPKF Laser & Electronics AG........................   6,371    112,836
    MAN SE.............................................   4,361    517,847
*   Manz AG............................................     880     81,417
    Merck KGaA.........................................  12,966  1,146,583
*   Metro AG...........................................  22,125    797,274
    MLP AG.............................................  11,364     75,894
*   Morphosys AG.......................................   3,702    354,219
    MTU Aero Engines AG................................  12,822  1,103,081
    Muenchener Rueckversicherungs AG...................  11,831  2,510,208
    MVV Energie AG.....................................   1,519     47,944
    Nemetschek AG......................................     902     90,806
    Nexus AG...........................................     982     15,722
*   Nordex SE..........................................  13,855    251,898
    Norma Group SE.....................................   5,589    275,359
    OHB AG.............................................   1,700     48,817
*   Osram Licht AG.....................................  19,735    797,167
*   Patrizia Immobilien AG.............................  12,893    143,755
    Pfeiffer Vacuum Technology AG......................     797     79,132
    PNE Wind AG........................................  14,369     55,445
    Puma SE............................................     820    209,204
    PVA TePla AG.......................................   1,103      3,665
*   QIAGEN NV..........................................  41,170  1,005,380
    QSC AG.............................................  23,436     94,502
    R Stahl AG.........................................     597     31,977
    Rational AG........................................     425    137,979
    Rheinmetall AG.....................................  11,388    690,248
    Rhoen Klinikum AG..................................  24,720    766,608
    RWE AG............................................. 106,628  4,280,935
    SAF-Holland SA.....................................  12,177    167,876
    Salzgitter AG......................................  13,209    491,789
    SAP SE.............................................  11,432    898,462
#   SAP SE Sponsored ADR...............................   9,200    722,108
    Schaltbau Holding AG...............................     636     42,589
*   SGL Carbon SE......................................   5,895    189,284
    SHW AG.............................................     500     24,252
    Siemens AG.........................................   6,647    820,879
    Sixt SE............................................   4,792    168,015
*   SKW Stahl-Metallurgie Holding AG...................   2,207     26,775
*   Sky Deutschland AG.................................  40,836    367,285
#*  SMA Solar Technology AG............................   2,799     75,403
    SMT Scharf AG......................................   1,160     27,971
    Software AG........................................  14,399    360,227
*   Solarworld AG......................................     184      3,589
    Stada Arzneimittel AG..............................  16,248    670,976
    STRATEC Biomedical AG..............................     978     50,999
    Stroeer Media AG...................................   4,716     99,362
    Suedzucker AG......................................  17,539    307,240
    Surteco SE.........................................     316     12,064
*   Suss Microtec AG...................................   5,324     59,174
    Symrise AG.........................................   8,944    468,331
    TAG Immobilien AG..................................  31,339    381,973

                                     1398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
GERMANY -- (Continued)
    Takkt AG...........................................   7,464 $    124,759
*   Talanx AG..........................................     306       10,895
    Telefonica Deutschland Holding AG..................  59,959      468,792
    Telegate AG........................................   3,104       21,110
*   ThyssenKrupp AG....................................  47,834    1,347,436
    Tipp24 SE..........................................   1,644       79,493
*   Tom Tailor Holding AG..............................   3,636       70,492
    Tomorrow Focus AG..................................   3,932       16,089
    TUI AG.............................................  63,010      889,336
    United Internet AG.................................  12,681      506,997
    Volkswagen AG......................................   3,138      723,680
    Vossloh AG.........................................   1,614      117,353
    VTG AG.............................................   2,388       49,084
    Wacker Chemie AG...................................   4,671      540,683
    Wacker Neuson SE...................................   8,715      191,098
    Washtec AG.........................................   1,256       20,654
    Wincor Nixdorf AG..................................   5,803      294,813
    Wirecard AG........................................   7,559      280,381
    XING AG............................................     444       47,973
                                                                ------------
TOTAL GERMANY..........................................          106,200,483
                                                                ------------
GREECE -- (0.2%)
    Aegean Airlines SA.................................   2,090       17,477
*   Alpha Bank AE......................................  92,023       73,530
    Athens Water Supply & Sewage Co. SA (The)..........   6,973       89,239
*   Bank of Cyprus PCL................................. 229,580           --
    Bank of Greece.....................................   2,794       51,828
*   Ellaktor SA........................................  21,206      107,417
*   Folli Follie SA....................................   3,954      165,326
*   Fourlis Holdings SA................................   8,683       61,496
*   Frigoglass SA......................................   9,752       45,710
*   GEK Terna Holding Real Estate Construction SA......  10,261       50,994
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  17,568      173,803
    Hellenic Petroleum SA..............................  17,587      137,692
*   Hellenic Telecommunications Organization SA........  24,316      333,315
*   Intralot SA-Integrated Lottery Systems & Services..  32,611       80,446
*   JUMBO SA...........................................  22,397      335,030
*   Marfin Investment Group Holdings SA................ 175,597      104,021
    Metka SA...........................................   9,244      149,014
    Motor Oil Hellas Corinth Refineries SA.............  13,959      150,285
*   Mytilineos Holdings SA.............................  15,755      134,813
*   National Bank of Greece SA.........................  36,712      116,871
    OPAP SA............................................  17,826      290,501
*   Piraeus Bank SA....................................  30,447       63,968
    Piraeus Port Authority.............................   2,736       62,084
*   Public Power Corp. SA..............................  13,423      195,937
    Terna Energy SA....................................   9,557       49,447
    Titan Cement Co. SA................................  10,553      323,532
                                                                ------------
TOTAL GREECE...........................................            3,363,776
                                                                ------------
HONG KONG -- (2.1%)
#   AAC Technologies Holdings, Inc.....................  54,000      321,201

                                     1399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    AIA Group, Ltd.....................................   502,800 $2,696,918
    Allied Group, Ltd..................................     4,000     17,722
    Allied Properties HK, Ltd..........................   636,068    129,798
*   Apac Resources, Ltd................................    71,168      1,655
    APT Satellite Holdings, Ltd........................   100,500    148,150
    Asia Satellite Telecommunications Holdings, Ltd....    39,000    135,648
    Asia Standard International Group, Ltd.............    80,000     21,877
#   ASM Pacific Technology, Ltd........................    23,600    250,693
    Associated International Hotels, Ltd...............    38,000    114,375
    Bank of East Asia, Ltd.............................   144,993    618,122
*   Birmingham International Holdings, Ltd.............   970,000     13,604
    BOC Hong Kong Holdings, Ltd........................   264,000    828,000
    Bonjour Holdings, Ltd..............................   253,000     38,601
#*  Brightoil Petroleum Holdings, Ltd..................   517,000    157,883
#*  Brockman Mining, Ltd...............................   896,780     45,170
*   Burwill Holdings, Ltd.............................. 1,022,000     35,949
    Cafe de Coral Holdings, Ltd........................    58,000    206,685
    Cathay Pacific Airways, Ltd........................   240,000    452,797
    Chen Hsong Holdings................................    66,000     19,572
    Cheuk Nang Holdings, Ltd...........................    20,212     17,979
    Cheung Kong Holdings, Ltd..........................   105,000  2,035,278
    Cheung Kong Infrastructure Holdings, Ltd...........    49,000    344,578
    Chevalier International Holdings, Ltd..............    32,000     53,242
*   China Daye Non-Ferrous Metals Mining, Ltd..........   760,163     16,621
    China Electronics Corp. Holdings Co., Ltd..........   320,000     68,673
    China Metal International Holdings, Inc............   190,000     69,782
*   China Nuclear Industry 23 International Corp., Ltd.    22,000      3,084
*   China Star Entertainment, Ltd...................... 1,350,000     20,617
    Chong Hing Bank, Ltd...............................    12,463     23,468
    Chow Sang Sang Holdings International, Ltd.........    96,000    249,186
#   Chow Tai Fook Jewellery Group, Ltd.................    70,200    101,635
    Chu Kong Shipping Enterprise Group Co., Ltd........    58,000     14,119
    Chuang's Consortium International, Ltd.............   152,000     19,956
    CITIC Telecom International Holdings, Ltd..........   282,000    101,120
    CK Life Sciences International Holdings, Inc.......   908,000     90,016
    CLP Holdings, Ltd..................................    34,500    286,993
*   CP Lotus Corp......................................    80,000      1,983
    Cross-Harbour Holdings, Ltd. (The).................    40,000     33,748
    CSI Properties, Ltd................................   579,674     24,589
    Cw Group Holdings, Ltd.............................    80,000     20,455
    Dah Sing Banking Group, Ltd........................   111,596    199,534
    Dah Sing Financial Holdings, Ltd...................    54,700    310,753
*   Dan Form Holdings Co., Ltd.........................    99,000      9,901
    Dickson Concepts International, Ltd................    55,000     31,192
    Dorsett Hospitality International, Ltd.............    87,000     15,874
    Emperor Capital Group, Ltd.........................   126,000      6,892
    Emperor Entertainment Hotel, Ltd...................   215,000     74,869
    Emperor International Holdings, Ltd................   325,333     83,330
    Emperor Watch & Jewellery, Ltd.....................   790,000     50,473
*   EPI Holdings, Ltd.................................. 2,080,000     52,160
    Esprit Holdings, Ltd...............................   466,182    731,825
*   eSun Holdings, Ltd.................................   128,000     14,636
    Fairwood Holdings, Ltd.............................    21,000     45,169

                                     1400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
#   Far East Consortium International, Ltd.............   258,682 $   98,496
*   FIH Mobile, Ltd....................................   628,000    351,765
    First Pacific Co., Ltd.............................   666,400    797,526
    Fountain SET Holdings, Ltd.........................   132,000     17,117
    Future Bright Holdings, Ltd........................   150,000     77,530
*   G-Resources Group, Ltd............................. 6,640,800    190,501
    Galaxy Entertainment Group, Ltd....................    59,000    495,418
    Get Nice Holdings, Ltd............................. 1,122,000     53,951
#   Giordano International, Ltd........................   474,000    277,305
*   Global Brands Group Holding, Ltd...................   334,000     87,055
    Glorious Sun Enterprises, Ltd......................   170,000     37,913
    Gold Peak Industries Holding, Ltd..................   262,000     25,588
#   Haitong International Securities Group, Ltd........   167,000     96,091
    Hang Lung Group, Ltd...............................    68,000    364,670
    Hang Lung Properties, Ltd..........................   153,000    472,519
    Hang Seng Bank, Ltd................................    49,800    844,920
#   Harbour Centre Development, Ltd....................    21,000     38,203
    Henderson Land Development Co., Ltd................   155,397    987,695
    HKR International, Ltd.............................   296,000    139,667
    Hon Kwok Land Investment Co., Ltd..................    20,000      7,128
    Hong Kong & China Gas Co., Ltd.....................   181,374    396,507
    Hong Kong Aircraft Engineering Co., Ltd............     5,200     60,144
    Hong Kong Exchanges and Clearing, Ltd..............    43,219    969,811
#*  Hong Kong Television Network, Ltd. ADR.............     3,847     25,544
    Hongkong & Shanghai Hotels (The)...................    77,307    110,202
    Hongkong Chinese, Ltd..............................   184,495     41,545
    Hopewell Holdings, Ltd.............................   123,500    428,953
    Hung Hing Printing Group, Ltd......................    92,000     13,184
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   535,000    229,578
    Hutchison Whampoa, Ltd.............................   140,000  1,900,953
    Hysan Development Co., Ltd.........................    85,000    407,966
*   I-CABLE Communications, Ltd........................   374,000     37,245
*   IRC, Ltd...........................................    32,000      2,832
    IT, Ltd............................................   128,000     47,173
    Johnson Electric Holdings, Ltd.....................   129,125    499,835
    K Wah International Holdings, Ltd..................   344,855    251,350
    Kerry Logistics Network, Ltd.......................    53,250     86,922
    Kerry Properties, Ltd..............................   181,000    660,659
*   King Stone Energy Group, Ltd.......................   324,000     10,826
    Kingmaker Footwear Holdings, Ltd...................   186,000     31,912
    Kingston Financial Group, Ltd......................   717,000     79,975
    Kowloon Development Co., Ltd.......................   124,000    150,383
#   L'Occitane International SA........................    90,000    231,277
*   L'sea Resources International Holdings, Ltd........   280,000     11,687
*   Lai Sun Development Co., Ltd....................... 3,134,000     78,685
    Lee's Pharmaceutical Holdings, Ltd.................    10,000     12,917
    Li & Fung, Ltd.....................................   334,000    444,073
    Lifestyle International Holdings, Ltd..............    79,500    155,285
    Lippo China Resources, Ltd.........................   794,000     39,886
#   Liu Chong Hing Investment, Ltd.....................    60,000     78,633
    Luk Fook Holdings International, Ltd...............   134,000    415,325
    Lung Kee Bermuda Holdings..........................    40,000     13,916
    Magnificent Estates................................   500,000     25,007

                                     1401

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    Man Wah Holdings, Ltd..............................   120,800 $  178,128
*   Mei Ah Entertainment Group, Ltd....................   440,000     47,771
    Melco Crown Entertainment, Ltd.....................     3,900     43,445
    Melco Crown Entertainment, Ltd. ADR................       200      6,640
    Melco International Development, Ltd...............   130,000    386,179
    MGM China Holdings, Ltd............................    55,600    203,310
#*  Midland Holdings, Ltd..............................   166,666     90,068
*   Ming Fung Jewellery Group, Ltd..................... 1,155,000     11,708
    Miramar Hotel & Investment.........................     9,000     11,266
    MTR Corp., Ltd.....................................    72,430    284,545
    NagaCorp, Ltd......................................   396,000    346,552
    National Electronic Hldgs..........................    28,000      3,679
*   National United Resources Holdings, Ltd............    67,000      2,516
    Natural Beauty Bio-Technology, Ltd.................   100,000      5,133
*   Neo-Neon Holdings, Ltd.............................   136,500     27,652
*   Neptune Group, Ltd................................. 1,010,000     22,514
    New World Development Co., Ltd.....................   798,710  1,007,203
#   Newocean Energy Holdings, Ltd......................   326,000    222,831
*   Next Media, Ltd....................................    76,000      9,981
    NWS Holdings, Ltd..................................   193,927    359,277
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   675,000     49,654
#   Orient Overseas International, Ltd.................    66,000    351,577
    Oriental Watch Holdings............................    96,400     23,521
    Pacific Andes International Holdings, Ltd..........   752,405     29,438
    Pacific Basin Shipping, Ltd........................   517,000    311,422
    Pacific Textiles Holdings, Ltd.....................   189,000    236,614
    Paliburg Holdings, Ltd.............................    98,000     34,259
#   Paradise Entertainment, Ltd........................    64,000     44,859
    PCCW, Ltd..........................................   914,511    558,760
*   Pearl Oriental Oil, Ltd............................   389,000     11,124
    Perfect Shape PRC Holdings, Ltd....................    88,000     20,329
    Pico Far East Holdings, Ltd........................   314,000     72,476
    Playmates Holdings, Ltd............................    22,000     27,660
    Playmates Toys, Ltd................................   132,000     57,859
*   PME Group, Ltd.....................................   430,000     12,454
    PNG Resources Holdings, Ltd........................   352,000      2,362
    Power Assets Holdings, Ltd.........................    53,000    473,748
#   Prada SpA..........................................    14,800    105,154
    Public Financial Holdings, Ltd.....................    72,000     34,324
    PYI Corp., Ltd.....................................   766,000     17,955
    Regal Hotels International Holdings, Ltd...........   164,000     97,566
*   Richfield Group Holdings, Ltd......................   280,000      8,029
#   SA SA International Holdings, Ltd..................   218,000    173,823
    Samsonite International SA.........................   217,500    674,017
    Sands China, Ltd...................................    53,200    390,917
    SAS Dragon Hldg, Ltd...............................    76,000     26,388
    SEA Holdings, Ltd..................................    90,000     56,248
    Shangri-La Asia, Ltd...............................   325,166    513,765
#   Shenyin Wanguo HK, Ltd.............................    75,000     45,759
*   Shougang Concord Technology Holdings...............   272,000     10,416
*   Shun Tak Holdings, Ltd.............................   581,499    296,684
#*  Silver base Group Holdings, Ltd....................   162,546     20,523
    Singamas Container Holdings, Ltd...................   404,000     77,579

                                     1402

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Sino Land Co., Ltd.................................   403,644 $   693,402
*   Sino-Tech International Holdings, Ltd..............   760,000       5,449
    Sitoy Group Holdings, Ltd..........................    89,000      61,989
    SJM Holdings, Ltd..................................   112,301     300,030
#   SmarTone Telecommunications Holdings, Ltd..........   150,805     219,349
*   SOCAM Development, Ltd.............................    44,444      42,262
*   South China China, Ltd.............................   464,000      42,069
    Stella International Holdings, Ltd.................    51,000     142,465
    Stelux Holdings International, Ltd.................    43,000      11,070
    Sun Hung Kai & Co., Ltd............................   181,529     154,774
    Sun Hung Kai Properties, Ltd.......................   130,588   1,980,548
    Swire Pacific, Ltd. Class A........................    13,000     167,293
    Swire Properties, Ltd..............................    39,800     130,264
    TAI Cheung Holdings, Ltd...........................    76,000      62,558
    Tai Sang Land Development, Ltd.....................    20,710       9,713
    Tan Chong International, Ltd.......................    24,000      10,108
    Tao Heung Holdings, Ltd............................     2,000       1,194
*   Taung Gold International, Ltd......................   500,000      13,419
*   Technovator International, Ltd.....................   126,000      58,228
    Techtronic Industries Co...........................   204,500     612,944
    Television Broadcasts, Ltd.........................    55,800     362,437
    Texwinca Holdings, Ltd.............................   158,000     148,556
*   Titan Petrochemicals Group, Ltd....................   380,000         123
*   Tom Group, Ltd.....................................    60,000      12,491
    Tradelink Electronic Commerce, Ltd.................   144,000      37,198
    Transport International Holdings, Ltd..............    46,800      86,331
#   Trinity, Ltd.......................................   274,000      68,914
*   TSC Group Holdings, Ltd............................   199,000      94,088
#*  United Laboratories International Holdings, Ltd.
      (The)............................................   152,500     101,216
    Value Partners Group, Ltd..........................   249,000     180,434
    Vanke Property Overseas, Ltd.......................     2,000       2,196
    Varitronix International, Ltd......................   113,000     103,645
    Victory City International Holdings, Ltd...........   289,094      37,786
    Vitasoy International Holdings, Ltd................    80,000     102,934
    VST Holdings, Ltd..................................   291,600      74,536
    VTech Holdings, Ltd................................    27,200     336,262
    Wang On Group, Ltd................................. 1,100,000      37,097
    Wharf Holdings, Ltd. (The).........................   133,000   1,057,452
    Wheelock & Co., Ltd................................   117,000     589,940
#   Wing Hang Bank, Ltd................................    40,980     660,964
    Wing On Co. International, Ltd.....................    32,000      91,860
    Wing Tai Properties, Ltd...........................   102,000      64,465
#   Wynn Macau, Ltd....................................    51,200     218,184
    Xinyi Glass Holdings, Ltd..........................   652,000     381,348
#   Xinyi Solar Holdings, Ltd..........................   370,000     104,907
    YGM Trading, Ltd...................................    20,000      44,884
    Yue Yuen Industrial Holdings, Ltd..................   184,500     615,386
                                                                  -----------
TOTAL HONG KONG........................................            43,361,821
                                                                  -----------
HUNGARY -- (0.0%)
*   FHB Mortgage Bank P.L.C............................     6,244      19,307
*   Magyar Telekom Telecommunications P.L.C............    53,358      84,690
*   Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR..............................................     4,178      33,132

                                     1403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HUNGARY -- (Continued)
    MOL Hungarian Oil and Gas P.L.C....................   2,028 $ 98,081
    OTP Bank P.L.C.....................................  14,054  243,589
*   PannErgy...........................................   3,649    4,814
    Richter Gedeon Nyrt................................  11,152  182,987
                                                                --------
TOTAL HUNGARY..........................................          666,600
                                                                --------
INDIA -- (1.7%)
    Aban Offshore, Ltd.................................   3,528   44,621
    ABB India, Ltd.....................................   3,501   59,909
*   ABG Shipyard, Ltd..................................   7,485   31,154
    ACC, Ltd...........................................   6,260  143,526
    Adani Enterprises, Ltd.............................  25,688  182,189
    Adani Ports and Special Economic Zone, Ltd.........  15,220   65,046
*   Adani Power, Ltd................................... 133,476  124,016
    Aditya Birla Nuvo, Ltd.............................  10,496  254,655
    AIA Engineering, Ltd...............................   1,802   22,953
    Ajanta Pharma, Ltd.................................   1,370   36,353
    Akzo Nobel India, Ltd..............................     399    6,846
    Alembic Pharmaceuticals, Ltd.......................   4,113   23,763
    Allahabad Bank.....................................  40,781   81,034
    Allcargo Logistics, Ltd............................     986    3,935
    Alok Industries, Ltd...............................  90,000   18,185
    Alstom India, Ltd..................................   5,412   47,557
    Amara Raja Batteries, Ltd..........................  11,770   95,028
    Ambuja Cements, Ltd................................  74,170  251,311
    Amtek Auto, Ltd....................................  23,305   99,087
*   Anant Raj, Ltd.....................................  27,862   28,733
    Andhra Bank........................................  42,383   57,312
    Apollo Hospitals Enterprise, Ltd...................   9,322  154,467
    Apollo Tyres, Ltd..................................  71,462  203,856
    Arvind, Ltd........................................  42,552  160,558
    Asian Paints, Ltd..................................  15,640  161,486
    Aurobindo Pharma, Ltd..............................  57,865  675,054
    Axis Bank, Ltd.....................................  95,600  619,037
    Bajaj Auto, Ltd....................................   3,566  122,207
    Bajaj Electricals, Ltd.............................   4,500   21,358
    Bajaj Finance, Ltd.................................   2,807  102,451
    Bajaj Finserv, Ltd.................................   7,080  110,494
*   Bajaj Hindusthan, Ltd..............................  80,199   32,172
    Bajaj Holdings & Investment, Ltd...................   7,265  155,580
    Balkrishna Industries, Ltd.........................   7,548   97,594
    Ballarpur Industries, Ltd..........................  70,689   19,443
    Balrampur Chini Mills, Ltd.........................  21,074   26,245
    Bank of Baroda.....................................  10,597  150,339
    Bank of India......................................  31,444  140,893
    Bank Of Maharashtra................................  32,893   25,148
    BASF India, Ltd....................................     998   14,023
    Bata India, Ltd....................................   6,548  135,751
    BEML, Ltd..........................................   2,355   24,602
    Berger Paints India, Ltd...........................  26,560  131,478
    BGR Energy Systems, Ltd............................   2,982    8,890
    Bharat Electronics, Ltd............................   3,237   94,076
    Bharat Forge, Ltd..................................  14,420  170,990

                                     1404

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Bharat Heavy Electricals, Ltd......................  70,234 $263,055
    Bharat Petroleum Corp., Ltd........................  17,253  164,448
*   Bharti Airtel, Ltd.................................  41,564  255,461
    Bhushan Steel, Ltd.................................  16,410  106,737
    Biocon, Ltd........................................   8,934   69,109
    Birla Corp., Ltd...................................   4,033   25,260
    Bosch, Ltd.........................................     584  128,963
    Britannia Industries, Ltd..........................   2,752   51,803
    Cadila Healthcare, Ltd.............................   8,226  152,081
    Cairn India, Ltd...................................  47,089  245,121
    Canara Bank........................................  23,955  156,110
    Capital First, Ltd.................................   6,323   25,462
    Carborundum Universal, Ltd.........................   4,300   12,194
    Ceat, Ltd..........................................   2,181   18,687
    Central Bank Of India..............................  53,793   61,828
    Century Plyboards India, Ltd.......................   6,288    8,946
    Century Textiles & Industries, Ltd.................   8,710   85,912
    CESC, Ltd..........................................  12,088  128,253
    Chambal Fertilizers & Chemicals, Ltd...............  26,495   24,843
*   Chennai Petroleum Corp., Ltd.......................  11,326   15,711
    Cipla, Ltd.........................................  25,875  194,745
*   City Union Bank, Ltd...............................  51,975   63,721
    Clariant Chemicals India, Ltd......................   1,215   16,341
    CMC, Ltd...........................................   1,382   43,650
    Colgate-Palmolive India, Ltd.......................   3,054   79,102
    Container Corp. Of India...........................   9,341  199,773
    Coromandel International, Ltd......................   2,572   10,205
    Corp. Bank.........................................   9,596   56,216
    Cox & Kings, Ltd...................................   4,507   19,579
    Crompton Greaves, Ltd..............................  47,273  151,291
    Cummins India, Ltd.................................   6,720   69,438
    Dabur India, Ltd...................................  30,848  104,654
*   DB Realty, Ltd.....................................  17,964   24,017
*   DEN Networks, Ltd..................................   2,805    9,898
    Dewan Housing Finance Corp., Ltd...................   8,991   52,370
*   Dish TV India, Ltd.................................  44,632   42,954
    Divi's Laboratories, Ltd...........................   4,590  112,553
    DLF, Ltd...........................................  64,283  208,463
    Dr Reddy's Laboratories, Ltd. ADR..................   5,899  263,980
    eClerx Services, Ltd...............................     880   18,885
*   Educomp Solutions, Ltd.............................  10,613    5,455
    Eicher Motors, Ltd.................................   2,071  288,964
*   EID Parry India, Ltd...............................  10,009   31,778
    EIH, Ltd...........................................  19,189   31,881
    Engineers India, Ltd...............................   8,747   40,289
*   Eros International Media, Ltd......................   3,271   11,853
    Escorts, Ltd.......................................   9,996   19,459
*   Essar Oil, Ltd.....................................  61,934  117,381
    Essar Ports, Ltd...................................     164      248
    Exide Industries, Ltd..............................  44,921  121,225
    FDC, Ltd...........................................   3,431    7,938
    Federal Bank, Ltd.................................. 137,555  271,055
    Financial Technologies India, Ltd..................   3,882   19,952

                                     1405

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Finolex Cables, Ltd................................   7,039 $ 24,044
    Finolex Industries, Ltd............................  10,899   50,009
*   Firstsource Solutions, Ltd.........................  38,130   24,100
*   Future Lifestyle Fashions, Ltd.....................   2,977    4,657
    Future Retail, Ltd.................................   8,932   18,275
    GAIL India, Ltd....................................  43,856  313,017
    Gateway Distriparks, Ltd...........................   8,076   31,121
*   Gitanjali Gems, Ltd................................   9,642   11,255
    Glenmark Pharmaceuticals, Ltd......................  11,592  125,330
    GMR Infrastructure, Ltd............................ 195,631   86,523
    Godfrey Phillips India, Ltd........................      51    2,231
    Godrej Consumer Products, Ltd......................   1,252   17,288
    Godrej Industries, Ltd.............................  16,308   89,630
    Godrej Properties, Ltd.............................   3,806   14,318
    Grasim Industries, Ltd.............................   5,183  274,585
    Great Eastern Shipping Co., Ltd. (The).............  13,008   78,619
    Greaves Cotton, Ltd................................   4,904    9,221
    Gujarat Fluorochemicals, Ltd.......................   3,905   33,867
    Gujarat Gas Co., Ltd...............................   7,972   57,381
    Gujarat Mineral Development Corp., Ltd.............  12,483   31,650
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   2,664    4,055
*   Gujarat NRE Coke, Ltd..............................  49,906    8,988
*   Gujarat Pipavav Port, Ltd..........................  10,723   25,707
    Gujarat State Fertilisers & Chemicals, Ltd.........  20,165   25,395
    Gujarat State Petronet, Ltd........................  46,094   67,676
*   GVK Power & Infrastructure, Ltd....................  63,703   14,939
*   Hathway Cable & Datacom, Ltd.......................   1,703    8,943
    Havells India, Ltd.................................   5,887  116,306
*   HCL Infosystems, Ltd...............................  22,200   26,920
    HCL Technologies, Ltd..............................  17,304  444,846
    HDFC Bank, Ltd.....................................  51,927  707,452
    HDFC Bank, Ltd. ADR................................   2,000   94,800
    Hero MotoCorp, Ltd.................................   2,790  119,748
*   Hexa Tradex, Ltd...................................   5,313    3,248
    Hexaware Technologies, Ltd.........................  34,366   80,327
*   Himachal Futuristic Communications, Ltd............  88,611   21,114
    Himadri Chemicals & Industries, Ltd................  19,864    9,125
    Hindalco Industries, Ltd........................... 266,617  839,961
*   Hindustan Construction Co., Ltd.................... 129,998   85,009
    Hindustan Petroleum Corp., Ltd.....................  14,756   96,690
    Honeywell Automation India, Ltd....................     710   58,422
*   Housing Development & Infrastructure, Ltd.......... 110,205  168,605
    HSIL, Ltd..........................................  19,048   76,446
    ICICI Bank, Ltd....................................   9,160  221,065
    ICICI Bank, Ltd. Sponsored ADR.....................  17,656  883,153
    Idea Cellular, Ltd................................. 146,697  377,185
    IDFC, Ltd.......................................... 142,144  354,415
    IFCI, Ltd..........................................  70,683   44,098
    IIFL Holdings, Ltd.................................  56,463  121,140
    India Cements, Ltd. (The)..........................  65,357  110,494
    Indian Bank........................................  21,645   52,515
*   Indian Hotels Co., Ltd.............................  58,430   90,822
    Indian Oil Corp., Ltd..............................  11,712   64,105

                                     1406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Indian Overseas Bank...............................  44,957 $ 51,761
    Indraprastha Gas, Ltd..............................   3,321   20,471
    IndusInd Bank, Ltd.................................  51,899  474,160
    Infosys, Ltd.......................................  11,137  615,327
    Infosys, Ltd. Sponsored ADR........................   2,810  154,044
    ING Vysya Bank, Ltd................................   7,120   72,164
    Ipca Laboratories, Ltd.............................   5,325   61,969
    IRB Infrastructure Developers, Ltd.................  21,395   89,944
    ITC, Ltd...........................................  42,124  247,440
    Jagran Prakashan, Ltd..............................  14,570   28,526
    Jain Irrigation Systems, Ltd.......................  62,508  105,086
    Jaiprakash Associates, Ltd......................... 206,499  198,028
    Jammu & Kashmir Bank, Ltd. (The)...................   7,305  191,472
*   Jet Airways India, Ltd.............................   3,135   12,665
    Jindal Saw, Ltd....................................  26,565   33,637
    JK Lakshmi Cement, Ltd.............................   4,965   20,241
    JM Financial, Ltd..................................  45,037   30,147
    JSW Energy, Ltd....................................  93,328  115,970
    JSW Steel, Ltd.....................................  24,335  471,426
*   Jubilant Foodworks, Ltd............................   1,135   23,365
    Jubilant Life Sciences, Ltd........................   5,077   15,646
    Jyothy Laboratories, Ltd...........................   3,882   11,589
    Kajaria Ceramics, Ltd..............................     392    4,066
    Kakinada Fertilizers, Ltd..........................  69,051    2,398
    Karnataka Bank, Ltd. (The).........................  50,080  104,633
    Karur Vysya Bank, Ltd. (The).......................   6,700   53,244
    Kaveri Seed Co., Ltd...............................     702    8,437
    KEC International, Ltd.............................   9,378   18,562
    Kotak Mahindra Bank, Ltd...........................  27,372  428,008
    KPIT Technologies, Ltd.............................  24,990   63,591
    Lakshmi Machine Works, Ltd.........................     692   43,139
*   Lanco Infratech, Ltd............................... 138,520   21,117
    Larsen & Toubro, Ltd...............................  19,119  470,748
    Lupin, Ltd.........................................  12,300  239,394
    Maharashtra Seamless, Ltd..........................   6,338   31,822
    Mahindra & Mahindra Financial Services, Ltd........  38,440  148,917
    Mahindra & Mahindra, Ltd...........................  39,223  769,885
    Mahindra & Mahindra, Ltd. GDR......................  12,272  242,735
    Mahindra Lifespace Developers, Ltd.................   3,460   33,501
*   Mangalore Refinery & Petrochemicals, Ltd...........  46,650   49,893
    Maruti Suzuki India, Ltd...........................   7,420  307,611
    MAX India, Ltd.....................................  16,870   85,252
    McLeod Russel India, Ltd...........................  12,761   59,055
    MindTree, Ltd......................................  12,980  225,165
    Monnet Ispat & Energy, Ltd.........................   3,882    8,207
    Monsanto India, Ltd................................      98    3,217
    Motherson Sumi Systems, Ltd........................  29,367  176,125
    Motilal Oswal Financial Services, Ltd..............   6,733   24,820
    Mphasis, Ltd.......................................   5,725   42,989
    MRF, Ltd...........................................     486  186,491
*   Nagarjuna Oil Refinery, Ltd........................  62,774    4,808
    Natco Pharma, Ltd..................................     579   10,289
    National Aluminium Co., Ltd........................ 104,971  100,152

                                     1407

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Nava Bharat Ventures, Ltd..........................   1,957 $    7,242
    Navneet Education, Ltd.............................   3,710      4,929
    NCC, Ltd...........................................  31,522     37,854
    NHPC, Ltd.......................................... 121,665     45,643
    NIIT Technologies, Ltd.............................   6,924     42,750
    NTPC, Ltd..........................................   9,275     22,110
    Oil & Natural Gas Corp., Ltd.......................  19,773    128,636
    Oil India, Ltd.....................................  13,111    122,189
    OMAXE, Ltd.........................................  14,260     29,726
*   Opto Circuits India, Ltd...........................  22,089     10,772
*   Oracle Financial Services Software, Ltd............   2,808    153,804
    Orient Cement, Ltd.................................   9,034     15,490
    Oriental Bank of Commerce..........................  23,491    106,632
*   Pantaloons Fashions and Retail, Ltd................   1,786      3,688
    Peninsula Land, Ltd................................  10,444      6,555
    Persistent Systems, Ltd............................   2,017     41,602
    Petronet LNG, Ltd..................................  34,000    102,456
    Pfizer, Ltd........................................   1,656     37,179
    Phoenix Mills, Ltd. (The)..........................   5,631     32,589
    Pidilite Industries, Ltd...........................  11,464     70,673
*   Pipavav Defence & Offshore Engineering Co., Ltd....  25,205     22,348
    Polaris Financial Technology, Ltd..................  12,479     43,994
    Power Grid Corp. of India, Ltd.....................  37,509     82,597
*   Punj Lloyd, Ltd....................................  71,973     50,951
    Punjab National Bank...............................   1,815     28,371
    Radico Khaitan, Ltd................................   6,715     10,804
    Rain Industries, Ltd...............................  12,419      8,012
    Rallis India, Ltd..................................  14,230     50,957
    Ramco Cements, Ltd. (The)..........................  15,000     70,601
*   Ranbaxy Laboratories, Ltd..........................  21,301    202,506
    Raymond, Ltd.......................................  16,326    113,151
    Redington India, Ltd...............................  20,505     33,399
    REI Agro, Ltd......................................  71,019      4,160
    Reliance Communications, Ltd....................... 107,504    237,514
    Reliance Industries, Ltd...........................  62,417  1,029,519
    Reliance Industries, Ltd. GDR......................   9,355    309,283
    Reliance Infrastructure, Ltd.......................  11,479    139,526
*   Reliance Power, Ltd................................ 123,191    187,435
    Rolta India, Ltd...................................  21,070     36,799
    Ruchi Soya Industries, Ltd.........................  16,055     10,320
    Rural Electrification Corp., Ltd...................  13,757     69,040
    Sanofi India, Ltd..................................   1,238     60,648
    Sesa Sterlite, Ltd................................. 106,201    505,242
    Sesa Sterlite, Ltd. ADR............................  15,041    283,079
*   Shipping Corp. of India, Ltd.......................  26,115     24,837
    Shree Cement, Ltd..................................   1,212    147,560
    Shree Renuka Sugars, Ltd...........................  66,795     25,264
    Shriram Transport Finance Co., Ltd.................   7,725    114,179
    Siemens, Ltd.......................................     862     12,393
    Sintex Industries, Ltd.............................  35,352     49,240
    SKF India, Ltd.....................................   3,176     61,809
    Sobha Developers, Ltd..............................   8,189     60,789
    South Indian Bank, Ltd. (The)...................... 100,340     49,781

                                     1408

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
INDIA -- (Continued)
    SRF, Ltd...........................................   8,369 $    81,170
    Star Ferro and Cement, Ltd.........................   6,288       4,334
    State Bank of India................................   6,398     255,338
    State Bank of India GDR............................   2,351     187,549
    Steel Authority of India, Ltd......................  32,423      46,832
    Strides Arcolab, Ltd...............................   6,009      65,256
*   Sun Pharma Advanced Research Co., Ltd..............  11,442      31,808
    Sun Pharmaceutical Industries, Ltd.................  13,022     169,098
    Sun TV Network, Ltd................................  15,907     109,583
    Supreme Industries, Ltd............................  13,945     137,644
*   Suzlon Energy, Ltd................................. 194,587      69,632
    Syndicate Bank.....................................  33,071      77,851
    Tata Chemicals, Ltd................................  15,664      88,898
    Tata Communications, Ltd...........................   9,010      55,271
    Tata Consultancy Services, Ltd.....................   9,718     413,520
    Tata Global Beverages, Ltd.........................  71,709     181,058
    Tata Motors, Ltd................................... 127,048     931,525
    Tata Power Co., Ltd................................ 119,400     192,308
    Tata Steel, Ltd....................................  60,607     551,612
*   Tata Teleservices Maharashtra, Ltd.................  65,868      12,767
    Tech Mahindra, Ltd.................................  11,466     407,574
    Thermax, Ltd.......................................   3,559      51,200
    Timken India, Ltd..................................   1,690       9,315
    Titan Co., Ltd.....................................   9,863      55,061
    Torrent Pharmaceuticals, Ltd.......................   4,250      52,147
    Torrent Power, Ltd.................................  10,757      24,851
    Trent, Ltd.........................................     655      13,154
    Triveni Turbine, Ltd...............................  41,519      66,271
    Tube Investments of India, Ltd.....................  18,724      91,283
    TVS Motor Co., Ltd.................................  34,636      84,100
    UCO Bank...........................................  79,300     128,660
    Ultratech Cement, Ltd..............................   4,462     177,917
    Unichem Laboratories, Ltd..........................   2,817       9,736
    Union Bank of India................................  35,632     111,385
*   Unitech, Ltd....................................... 366,712     152,988
    UPL, Ltd...........................................  47,856     257,916
    V-Guard Industries, Ltd............................   1,328      16,799
    VA Tech Wabag, Ltd.................................     501      11,758
*   Vardhman Special Steels, Ltd.......................     555         395
    Vardhman Textiles, Ltd.............................   2,777      21,782
    Vijaya Bank........................................  34,615      27,605
    Voltas, Ltd........................................  27,567      86,975
    Welspun Corp., Ltd.................................  15,250      20,942
*   Welspun Enterprises, Ltd...........................     763       2,292
    Wipro, Ltd.........................................  23,693     212,215
    Wockhardt, Ltd.....................................   9,139     101,463
    Yes Bank, Ltd......................................  29,993     264,022
    Zee Entertainment Enterprises, Ltd.................  52,912     253,495
    Zensar Technologies, Ltd...........................   4,461      30,963
                                                                -----------
TOTAL INDIA............................................          35,244,831
                                                                -----------
INDONESIA -- (0.6%)
    Ace Hardware Indonesia Tbk PT...................... 293,600      23,433

                                     1409

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
INDONESIA -- (Continued)
    Adaro Energy Tbk PT................................ 4,053,300 $407,788
    Adhi Karya Persero Tbk PT..........................   397,100  105,479
    AKR Corporindo Tbk PT..............................   357,000  134,640
    Alam Sutera Realty Tbk PT.......................... 3,485,100  154,226
    Aneka Tambang Persero Tbk PT....................... 1,548,500  167,259
    Arwana Citramulia Tbk PT...........................   200,000   17,344
    Asahimas Flat Glass Tbk PT.........................    86,500   57,077
    Astra Agro Lestari Tbk PT..........................    69,500  159,488
    Astra International Tbk PT.........................   754,800  498,428
*   Bakrie and Brothers Tbk PT......................... 5,212,000   22,509
*   Bakrie Telecom Tbk PT.............................. 4,680,500   20,214
*   Bakrieland Development Tbk PT...................... 3,393,500   14,656
    Bank Bukopin Tbk PT................................ 1,009,700   62,715
    Bank Central Asia Tbk PT...........................   256,000  256,191
    Bank Danamon Indonesia Tbk PT......................   704,663  231,839
    Bank Mandiri Persero Tbk PT........................   681,409  592,932
    Bank Negara Indonesia Persero Tbk PT...............   543,120  235,251
*   Bank Pan Indonesia Tbk PT.......................... 1,316,000  100,661
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................   738,500   53,136
    Bank Permata Tbk PT................................     1,500      177
    Bank Rakyat Indonesia Persero Tbk PT...............   901,300  864,501
    Bank Tabungan Negara Persero Tbk PT................ 1,670,341  154,491
*   Bank Tabungan Pensiunan Nasional Tbk PT............    54,000   19,153
*   Barito Pacific Tbk PT..............................   293,000    7,189
*   Bayan Resources Tbk PT.............................    16,000    9,454
*   Berlian Laju Tanker Tbk PT.........................   514,666       --
    BISI International Tbk PT..........................   255,500   11,166
*   Bumi Resources Minerals Tbk PT.....................   568,500   13,733
    Bumi Serpong Damai PT.............................. 1,396,000  188,652
    BW Plantation Tbk PT...............................   436,500   42,983
*   Central Proteinaprima Tbk PT....................... 4,938,500   21,328
    Charoen Pokphand Indonesia Tbk PT..................   659,000  219,660
    Ciputra Development Tbk PT.........................   554,876   54,616
    Ciputra Property Tbk PT............................   436,800   28,278
    Ciputra Surya Tbk PT...............................   205,500   42,588
    Citra Marga Nusaphala Persada Tbk PT...............   348,000  118,843
*   Darma Henwa Tbk PT................................. 3,062,000   13,224
    Elnusa Tbk PT......................................   903,700   51,964
*   Energi Mega Persada Tbk PT......................... 6,952,500   53,894
*   Erajaya Swasembada Tbk PT..........................   382,200   37,062
*   Exploitasi Energi Indonesia Tbk PT................. 1,212,500   19,328
    Gajah Tunggal Tbk PT...............................   689,200  107,029
    Global Mediacom Tbk PT............................. 2,061,500  338,751
    Harum Energy Tbk PT................................   224,000   40,221
    Hexindo Adiperkasa Tbk PT..........................    75,000   23,450
    Holcim Indonesia Tbk PT............................   435,500  112,686
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............   573,600   67,226
    Indo Tambangraya Megah Tbk PT......................    28,800   64,186
    Indocement Tunggal Prakarsa Tbk PT.................   121,500  263,034
    Indofood CBP Sukses Makmur Tbk PT..................    19,000   17,103
    Indofood Sukses Makmur Tbk PT......................   675,000  406,311
    Indosat Tbk PT.....................................    96,300   33,098
    Indosat Tbk PT ADR.................................     1,609   22,518

                                     1410

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDONESIA -- (Continued)
*   Inovisi Infracom Tbk PT............................     7,778 $     1,002
    Japfa Comfeed Indonesia Tbk PT..................... 1,747,100     187,668
    Jasa Marga Persero Tbk PT..........................   239,500     130,651
    Kalbe Farma Tbk PT................................. 2,130,000     314,568
    Kawasan Industri Jababeka Tbk PT................... 6,640,185     147,910
*   Lippo Cikarang Tbk PT..............................   220,300     151,091
    Lippo Karawaci Tbk PT.............................. 4,932,250     465,934
    Malindo Feedmill Tbk PT............................    60,500      14,772
    Mayora Indah Tbk PT................................   124,833     316,254
    Medco Energi Internasional Tbk PT..................   325,000      97,149
    Media Nusantara Citra Tbk PT.......................   613,000     136,008
    Mitra Adiperkasa Tbk PT............................   300,500     133,374
    MNC Investama Tbk PT............................... 4,082,500     129,478
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   313,000      29,199
    Pakuwon Jati Tbk PT................................ 3,156,500     113,010
*   Panin Financial Tbk PT............................. 5,154,600     109,825
    Pembangunan Perumahan Persero Tbk PT...............   475,000      90,998
    Perusahaan Gas Negara Persero Tbk PT...............   296,800     149,393
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................   705,200     126,295
*   Polychem Indonesia Tbk PT..........................   324,500       5,710
    Ramayana Lestari Sentosa Tbk PT....................   834,824      77,518
    Resource Alam Indonesia Tbk PT.....................    57,000       7,298
    Semen Indonesia Persero Tbk PT.....................   133,500     187,251
*   Sentul City Tbk PT................................. 9,187,800      92,473
    Summarecon Agung Tbk PT............................ 3,131,000     359,253
    Surya Citra Media Tbk PT...........................   205,000      66,836
    Surya Semesta Internusa Tbk PT..................... 1,153,800      71,708
    Tambang Batubara Bukit Asam Persero Tbk PT.........   276,400     273,551
    Telekomunikasi Indonesia Persero Tbk PT............    35,000       7,951
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     4,755     213,547
    Tiga Pilar Sejahtera Food Tbk......................   512,000     104,124
    Timah Persero Tbk PT...............................    19,256       2,343
*   Tiphone Mobile Indonesia Tbk PT....................    86,400       5,850
    Total Bangun Persada Tbk PT........................   501,600      33,781
    Tower Bersama Infrastructure Tbk PT................   102,500      72,909
*   Trada Maritime Tbk PT..............................   441,000      70,278
*   Truba Alam Manunggal Engineering PT................ 2,841,000       1,472
    Tunas Baru Lampung Tbk PT..........................   326,500      18,933
    Tunas Ridean Tbk PT................................   537,500      33,608
    Unilever Indonesia Tbk PT..........................    41,600     108,849
    United Tractors Tbk PT.............................   188,924     370,517
    Vale Indonesia Tbk PT..............................   589,000     201,047
*   Visi Media Asia Tbk PT.............................   176,200       4,024
    Waskita Karya Persero Tbk PT.......................   802,300      55,254
    Wijaya Karya Persero Tbk PT........................   754,500     169,968
    XL Axiata Tbk PT...................................   363,500     168,443
                                                                  -----------
TOTAL INDONESIA........................................            12,412,238
                                                                  -----------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 2,450,883     861,195
*   Bank of Ireland Sponsored ADR......................     1,400      19,922
    C&C Group P.L.C....................................    80,495     457,423
    CRH P.L.C..........................................    32,264     753,058

                                     1411

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
IRELAND -- (Continued)
    CRH P.L.C. Sponsored ADR...........................  54,717 $1,285,302
    Dragon Oil P.L.C...................................  53,618    505,054
    FBD Holdings P.L.C.................................   6,284    120,406
    Glanbia P.L.C......................................  23,331    358,940
    IFG Group P.L.C....................................  10,052     22,540
    Irish Continental Group P.L.C......................   9,166     32,665
*   Kenmare Resources P.L.C............................  77,286     18,725
    Kerry Group P.L.C. Class A.........................  14,315  1,063,192
    Kingspan Group P.L.C...............................  36,998    633,515
    Paddy Power P.L.C..................................   5,036    355,591
    Smurfit Kappa Group P.L.C..........................  36,429    790,553
                                                                ----------
TOTAL IRELAND..........................................          7,278,081
                                                                ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................  57,148    101,387
*   Airport City, Ltd..................................   6,570     65,079
*   AL-ROV Israel, Ltd.................................   1,214     41,540
*   Allot Communications, Ltd..........................     931     11,971
*   AudioCodes, Ltd....................................   7,800     45,291
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................  10,744      9,581
    Azrieli Group......................................   9,944    323,561
    Bank Hapoalim BM................................... 170,549    994,854
*   Bank Leumi Le-Israel BM............................ 194,699    764,522
    Bayside Land Corp..................................     119     32,702
    Bezeq The Israeli Telecommunication Corp., Ltd..... 265,698    494,734
    Blue Square Real Estate, Ltd.......................     229      8,215
    Cellcom Israel, Ltd................................   5,783     70,610
*   Ceragon Networks, Ltd..............................   2,962      5,929
*   Clal Biotechnology Industries, Ltd.................  14,222     36,541
*   Clal Insurance Enterprises Holdings, Ltd...........   5,758    107,769
*   Compugen, Ltd......................................   2,287     19,077
    Delek Automotive Systems, Ltd......................   7,070     73,621
    Delek Group, Ltd...................................     760    298,202
    Delta-Galil Industries, Ltd........................   1,916     56,952
    Direct Insurance Financial Investments, Ltd........   1,475      8,936
    Elbit Systems, Ltd.(6308913).......................   2,679    167,879
    Elbit Systems, Ltd.(M3760D101).....................   1,600    100,384
    Electra, Ltd.......................................     470     66,171
*   Elron Electronic Industries, Ltd...................   1,546     13,830
*   Equital, Ltd.......................................     537      9,939
*   Evogene, Ltd.......................................     952     12,541
*   EZchip Semiconductor, Ltd.(M4146Y108)..............   1,887     45,609
*   EZchip Semiconductor, Ltd.(6554998)................     586     14,195
    First International Bank Of Israel, Ltd............   8,214    131,835
    Formula Systems 1985, Ltd..........................   2,553     69,622
    Fox Wizel, Ltd.....................................     752     16,367
    Frutarom Industries, Ltd...........................   8,502    211,166
*   Hadera Paper, Ltd..................................     279     11,028
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  36,266    211,617
*   Industrial Buildings Corp..........................   9,822     19,569
    Israel Chemicals, Ltd..............................  20,052    163,048
*   Israel Discount Bank, Ltd. Class A................. 205,024    357,162
    Ituran Location and Control, Ltd...................   3,383     78,439

                                     1412

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
*   Jerusalem Oil Exploration..........................     4,473 $   200,937
*   Kamada, Ltd........................................     1,185       8,135
    Matrix IT, Ltd.....................................    14,912      81,719
*   Mazor Robotics, Ltd................................     3,869      26,440
    Meitav DS Investments, Ltd.........................     1,297       4,455
    Melisron, Ltd......................................     3,598      95,495
    Menorah Mivtachim Holdings, Ltd....................     8,207      98,478
    Migdal Insurance & Financial Holding, Ltd..........    83,970     134,102
    Mivtach Shamir Holdings, Ltd.......................     1,032      33,957
    Mizrahi Tefahot Bank, Ltd..........................    35,717     451,640
*   Naphtha Israel Petroleum Corp., Ltd................     6,735      48,215
    Neto ME Holdings, Ltd..............................       124       7,418
    NICE Systems, Ltd. Sponsored ADR...................     4,616     182,517
*   Nitsba Holdings 1995, Ltd..........................     7,987     120,350
*   Nova Measuring Instruments, Ltd....................     2,874      29,108
*   Oil Refineries, Ltd................................   234,905      70,744
    Ormat Industries...................................    23,661     171,439
    Osem Investments, Ltd..............................     3,812      89,476
*   Partner Communications Co., Ltd....................     9,556      72,454
*   Partner Communications Co., Ltd. ADR...............     1,600      11,920
    Paz Oil Co., Ltd...................................       203      32,649
    Phoenix Holdings, Ltd. (The).......................    20,145      71,740
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     1,225      60,539
*   Sapiens International Corp. NV.....................     1,540      11,360
    Shikun & Binui, Ltd................................    45,430     108,296
    Shufersal, Ltd.....................................     7,747      24,562
    Strauss Group, Ltd.................................     4,340      85,179
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    56,754   3,036,339
*   Tower Semiconductor, Ltd...........................     4,323      44,509
*   Union Bank of Israel...............................     4,714      20,385
                                                                  -----------
TOTAL ISRAEL...........................................            10,706,032
                                                                  -----------
ITALY -- (2.0%)
#*  A.S. Roma SpA......................................    14,995      12,817
    A2A SpA............................................   250,642     286,010
    ACEA SpA...........................................    11,829     172,261
    Aeroporto di Venezia Marco Polo SpA - SAVE.........     1,232      20,094
    Alerion Cleanpower SpA.............................     2,913      11,996
    Amplifon SpA.......................................    20,340     121,500
    Ansaldo STS SpA....................................    19,564     191,062
*   Arnoldo Mondadori Editore SpA......................    30,438      35,982
    Ascopiave SpA......................................    15,279      39,822
    Assicurazioni Generali SpA.........................    70,772   1,477,220
    Astaldi SpA........................................    22,586     217,423
    Atlantia SpA.......................................    24,142     638,936
*   Autogrill SpA......................................    24,680     210,022
    Azimut Holding SpA.................................    17,346     446,497
*   Banca Carige SpA................................... 1,031,211     196,983
    Banca Generali SpA.................................    11,534     322,119
    Banca IFIS SpA.....................................     3,666      67,254
*   Banca Monte dei Paschi di Siena SpA................   550,194     993,005
*   Banca Popolare dell'Emilia Romagna SC..............   133,750   1,130,792
*   Banca Popolare di Milano Scarl..................... 1,337,864   1,165,842

                                     1413

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Banca Popolare di Sondrio SCARL....................  75,583 $  343,485
    Banca Profilo SpA..................................  61,003     29,478
    Banco di Desio e della Brianza SpA.................  12,951     48,389
*   Banco Popolare SC..................................  89,940  1,389,007
*   BasicNet SpA.......................................   9,483     29,149
    Biesse SpA.........................................   3,608     43,970
    Brembo SpA.........................................   7,759    285,088
*   Brioschi Sviluppo Immobiliare SpA.................. 129,433     17,519
    Buzzi Unicem SpA...................................  26,107    423,366
    Cementir Holding SpA...............................  16,325    127,266
*   CIR-Compagnie Industriali Riunite SpA..............  95,822    133,168
    CNH Industrial NV..................................  43,731    403,633
    Credito Emiliano SpA...............................  19,642    164,832
*   Credito Valtellinese Scarl......................... 395,038    483,025
    Danieli & C Officine Meccaniche SpA................   4,275    122,170
    Datalogic SpA......................................   2,581     29,646
    Davide Campari-Milano SpA..........................  36,106    281,665
    De' Longhi.........................................   9,056    192,270
    DiaSorin SpA.......................................   2,217     88,714
*   Ei Towers SpA......................................   2,096    112,840
    Enel Green Power SpA............................... 144,312    399,154
    Enel SpA........................................... 137,616    783,445
    Engineering SpA....................................   1,316     70,866
    Eni SpA............................................ 102,058  2,596,958
    Eni SpA Sponsored ADR..............................  35,048  1,780,438
    ERG SpA............................................  24,058    356,339
    Esprinet SpA.......................................   6,596     67,577
*   Eurotech SpA.......................................  11,463     30,471
    Falck Renewables SpA...............................  39,924     68,500
*   Fiat SpA........................................... 187,403  1,798,603
*   Finmeccanica SpA................................... 111,165  1,024,150
    FNM SpA............................................  37,047     28,551
#*  Geox SpA...........................................  12,742     47,261
*   Gruppo Editoriale L'Espresso SpA...................  43,562     68,731
    Gtech Spa..........................................  13,722    329,782
    Hera SpA........................................... 119,030    321,943
*   IMMSI SpA..........................................  84,673     71,073
*   Indesit Co. SpA....................................  11,542    166,952
    Industria Macchine Automatiche SpA.................   2,149     85,654
*   Intek Group SpA.................................... 131,121     73,044
    Interpump Group SpA................................  17,064    217,773
    Intesa Sanpaolo SpA................................ 823,245  2,444,727
    Intesa Sanpaolo SpA Sponsored ADR..................     200      3,576
    Iren SpA........................................... 108,074    152,292
    Italcementi SpA....................................  42,024    311,766
    Italmobiliare SpA..................................   2,248     90,165
*   Juventus Football Club SpA......................... 149,340     45,347
    La Doria SpA.......................................   4,431     32,256
*   Landi Renzo SpA....................................   9,013     13,483
    Luxottica Group SpA................................   1,395     76,961
    Luxottica Group SpA Sponsored ADR..................   2,300    126,270
*   Maire Tecnimont SpA................................  24,395     64,145
    MARR SpA...........................................   4,985     82,473

                                     1414

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
*   Mediaset SpA.......................................   170,153 $   674,997
*   Mediobanca SpA.....................................   122,983   1,083,983
    Mediolanum SpA.....................................    29,726     225,916
    Nice SpA...........................................     2,500       9,877
    Parmalat SpA.......................................   130,412     430,976
*   Piaggio & C SpA....................................    31,537      93,900
*   Pininfarina SpA....................................     1,514       6,444
    Pirelli & C. SpA...................................    31,874     475,344
#*  Prelios SpA........................................    16,550       9,917
*   Prima Industrie SpA................................     1,431      24,328
    Prysmian SpA.......................................    18,624     396,025
*   RCS MediaGroup SpA.................................     1,319       1,963
    Recordati SpA......................................    19,414     320,441
    Reply SpA..........................................       882      65,777
    Sabaf SpA..........................................     1,349      21,786
*   Safilo Group SpA...................................     8,987     186,650
*   Saipem SpA.........................................    14,589     339,807
*   Salini Impregilo SpA...............................     6,331      28,663
*   Saras SpA..........................................    63,330      78,878
*   Snai SpA...........................................     8,960      20,986
    Snam SpA...........................................    86,181     508,027
    Societa Cattolica di Assicurazioni SCRL............     9,954     212,044
    Societa Iniziative Autostradali e Servizi SpA......    21,682     257,945
*   Sogefi SpA.........................................    11,540      46,238
    SOL SpA............................................    11,034      93,304
*   Sorin SpA..........................................    62,558     171,778
*   Telecom Italia Media SpA...........................     2,513       4,081
*   Telecom Italia SpA................................. 1,379,112   1,589,139
*   Telecom Italia SpA Sponsored ADR...................    48,868     557,584
    Tenaris SA ADR.....................................     8,006     344,018
    Terna Rete Elettrica Nazionale SpA.................   161,390     848,781
*   Tiscali SpA........................................   208,539      16,116
    Tod's SpA..........................................       719      78,869
    Trevi Finanziaria Industriale SpA..................    17,871     142,530
    UniCredit SpA......................................   300,210   2,341,973
    Unione di Banche Italiane SCPA.....................   221,791   1,825,986
    Unipol Gruppo Finanziario SpA......................    81,557     447,132
    UnipolSai SpA......................................   214,019     647,880
    Vianini Lavori SpA.................................     1,500      10,354
    Vittoria Assicurazioni SpA.........................     8,898     122,325
*   World Duty Free SpA................................    12,573     143,146
*   Yoox SpA...........................................     5,058     133,115
    Zignago Vetro SpA..................................     5,465      37,804
                                                                  -----------
TOTAL ITALY............................................            41,413,870
                                                                  -----------
JAPAN -- (15.2%)
    77 Bank, Ltd. (The)................................   102,000     531,079
    A&D Co., Ltd.......................................     5,400      28,015
    ABC-Mart, Inc......................................     3,400     183,614
    Accordia Golf Co., Ltd.............................    26,100     325,576
    Achilles Corp......................................    43,000      60,175
    Adastria Holdings Co., Ltd.........................     6,440     145,496
    ADEKA Corp.........................................    29,900     412,209

                                     1415

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Aderans Co., Ltd...................................   7,900 $  115,858
    Advan Co., Ltd.....................................   3,500     37,337
    Advantest Corp.....................................   7,800     87,083
#   Advantest Corp. ADR................................   3,900     43,836
    Aeon Co., Ltd...................................... 166,300  1,867,235
    Aeon Delight Co., Ltd..............................   5,400    128,993
    Aeon Fantasy Co., Ltd..............................   3,700     49,774
    Aeon Mall Co., Ltd.................................   1,980     46,398
    Agrex, Inc.........................................     600      6,272
    Ahresty Corp.......................................   5,200     45,388
    Ai Holdings Corp...................................   8,200    151,686
    Aica Kogyo Co., Ltd................................   9,000    194,016
    Aichi Bank, Ltd. (The).............................   2,400    117,662
    Aichi Corp.........................................   8,300     38,254
    Aichi Steel Corp...................................  47,000    186,170
    Aichi Tokei Denki Co., Ltd.........................   7,000     20,834
    Aida Engineering, Ltd..............................  17,000    161,688
    Ain Pharmaciez, Inc................................   3,300    153,669
    Aiphone Co., Ltd...................................   2,300     42,967
    Air Water, Inc.....................................  30,000    479,791
    Airport Facilities Co., Ltd........................  10,300     68,666
    Aisan Industry Co., Ltd............................  10,600     87,066
    Aisin Seiki Co., Ltd...............................  34,700  1,347,675
    Aizawa Securities Co., Ltd.........................   6,800     34,434
    Ajinomoto Co., Inc.................................  66,000  1,014,561
    Akebono Brake Industry Co., Ltd....................  27,200    131,598
    Akita Bank, Ltd. (The).............................  47,000    132,516
    Alconix Corp.......................................   4,200     63,194
    Alfresa Holdings Corp..............................   4,700    280,592
    Alinco, Inc........................................   1,100     12,812
    Allied Telesis Holdings K.K........................  38,200     31,953
    Alpen Co., Ltd.....................................   4,500     75,338
    Alpha Systems, Inc.................................   1,080     15,832
    Alpine Electronics, Inc............................  15,000    236,295
    Alps Electric Co., Ltd.............................  45,300    628,766
    Alps Logistics Co., Ltd............................   2,200     23,561
    Altech Corp........................................     300      3,336
    Amada Co., Ltd.....................................  87,000    845,036
    Amano Corp.........................................  18,800    218,539
    Amiyaki Tei Co., Ltd...............................   1,300     47,378
    ANA Holdings, Inc..................................  51,000    126,175
    Anest Iwata Corp...................................   5,000     35,094
    Anritsu Corp.......................................  21,900    208,692
    AOI Electronic Co., Ltd............................     400     11,593
    AOKI Holdings, Inc.................................  12,200    159,584
    Aomori Bank, Ltd. (The)............................  51,000    147,075
    Aoyama Trading Co., Ltd............................   8,600    219,146
    Aozora Bank, Ltd...................................  85,000    288,837
    Arakawa Chemical Industries, Ltd...................   3,900     47,774
    Arata Corp.........................................   3,000      9,840
    Arcland Sakamoto Co., Ltd..........................   5,400    119,592
    Arcs Co., Ltd......................................   7,500    158,437
    Argo Graphics, Inc.................................     700     11,700

                                     1416

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Ariake Japan Co., Ltd..............................   3,200 $   81,093
    Arisawa Manufacturing Co., Ltd.....................   7,400     50,262
*   Arrk Corp..........................................  13,300     20,334
    Artnature, Inc.....................................   2,100     61,575
    As One Corp........................................   4,200    125,993
    Asahi Co., Ltd.....................................   4,100     54,921
    Asahi Diamond Industrial Co., Ltd..................  14,400    210,737
    Asahi Glass Co., Ltd............................... 155,000    918,499
    Asahi Group Holdings, Ltd..........................  12,200    367,935
    Asahi Holdings, Inc................................   5,700     98,237
    Asahi Intecc Co., Ltd..............................   2,300     95,389
    Asahi Kasei Corp................................... 180,000  1,422,562
    Asahi Kogyosha Co., Ltd............................   6,000     23,460
    Asahi Organic Chemicals Industry Co., Ltd..........  15,000     31,678
*   Asanuma Corp.......................................   9,000     12,349
    Asatsu-DK, Inc.....................................  11,100    283,719
    Asax Co., Ltd......................................     100      1,245
*   Ashimori Industry Co., Ltd.........................   8,000     16,828
*   Asia Growth Capital, Ltd...........................   7,700     12,046
    Asics Corp.........................................   5,000    106,112
    ASKA Pharmaceutical Co., Ltd.......................   6,000     64,887
    ASKUL Corp.........................................   2,300     63,477
    Astellas Pharma, Inc...............................  28,000    379,697
    Asunaro Aoki Construction Co., Ltd.................   2,000     11,969
    Atom Corp..........................................   3,700     21,442
    Autobacs Seven Co., Ltd............................  15,900    260,165
    Avex Group Holdings, Inc...........................  13,200    225,394
    Awa Bank, Ltd. (The)...............................  32,000    181,426
    Axell Corp.........................................   2,500     39,520
    Axial Retailing, Inc...............................   2,200     38,382
    Azbil Corp.........................................  12,500    314,521
    Bandai Namco Holdings, Inc.........................  18,800    475,806
    Bando Chemical Industries, Ltd.....................  25,000    102,810
    Bank of Iwate, Ltd. (The)..........................   3,200    146,908
    Bank of Kyoto, Ltd. (The)..........................  61,000    554,101
    Bank of Nagoya, Ltd. (The).........................  48,000    182,727
    Bank of Okinawa, Ltd. (The)........................   4,400    187,949
    Bank of Saga, Ltd. (The)...........................  33,000     75,810
    Bank of the Ryukyus, Ltd...........................  14,000    205,453
    Bank of Yokohama, Ltd. (The)....................... 136,000    773,858
    Belc Co., Ltd......................................   3,600     99,639
    Belluna Co., Ltd...................................  13,600     65,983
    Benefit One, Inc...................................   1,600     13,931
    Benesse Holdings, Inc..............................   3,200    120,550
    Best Denki Co., Ltd................................  13,000     18,055
    Bic Camera, Inc....................................  19,700    170,778
    Biofermin Pharmaceutical Co., Ltd..................   1,100     28,390
    Bit-isle, Inc......................................   7,600     45,958
    BML, Inc...........................................   3,600    143,751
    Bookoff Corp.......................................   3,500     27,498
    Bridgestone Corp...................................  26,600    960,003
    BRONCO BILLY Co., Ltd..............................     400     14,587
    Brother Industries, Ltd............................  37,600    672,713

                                     1417

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Bunka Shutter Co., Ltd.............................  20,000 $  170,690
    C Uyemura & Co., Ltd...............................     600     32,800
    Calbee, Inc........................................   7,900    234,608
    Calsonic Kansei Corp...............................  53,000    348,577
    Can Do Co., Ltd....................................   1,100     17,543
    Canon Electronics, Inc.............................   5,300    101,559
    Canon Marketing Japan, Inc.........................  14,100    287,281
    Canon, Inc.........................................  39,900  1,305,338
    Canon, Inc. Sponsored ADR..........................   9,399    308,193
    Capcom Co., Ltd....................................   8,600    157,080
    Carlit Holdings Co., Ltd...........................     700      3,726
#   Casio Computer Co., Ltd............................  26,000    437,459
    Cawachi, Ltd.......................................   5,200     94,018
    Central Glass Co., Ltd.............................  64,000    222,368
    Central Japan Railway Co...........................   3,400    482,874
    Central Sports Co., Ltd............................     400      6,401
    Century Tokyo Leasing Corp.........................  13,600    436,696
    Chiba Bank, Ltd. (The).............................  96,000    698,830
    Chiba Kogyo Bank, Ltd. (The).......................  13,800    104,279
    Chino Corp.........................................   1,000     12,949
    Chiyoda Co., Ltd...................................   7,200    159,150
    Chiyoda Integre Co., Ltd...........................   5,200     75,994
    Chodai Co., Ltd....................................     600      5,767
    Chori Co., Ltd.....................................   3,500     44,229
*   Chubu Electric Power Co., Inc......................  32,100    373,150
    Chubu Shiryo Co., Ltd..............................   6,000     39,306
    Chuetsu Pulp & Paper Co., Ltd......................  20,000     35,175
    Chugai Pharmaceutical Co., Ltd.....................   2,800     93,192
    Chugai Ro Co., Ltd.................................  14,000     30,036
    Chugoku Bank, Ltd. (The)...........................  40,300    619,176
    Chugoku Electric Power Co., Inc. (The).............  15,000    199,434
    Chugoku Marine Paints, Ltd.........................  23,000    174,105
    Chukyo Bank, Ltd. (The)............................  26,000     46,120
    Chuo Spring Co., Ltd...............................   4,000     12,206
    Citizen Holdings Co., Ltd..........................  67,700    538,276
    CKD Corp...........................................  19,600    174,975
*   Clarion Co., Ltd...................................  73,000    290,756
    Cleanup Corp.......................................   9,600     88,044
    CMIC Holdings Co., Ltd.............................   3,700     69,641
*   CMK Corp...........................................  11,500     29,731
    Coca-Cola East Japan Co., Ltd......................   9,418    251,724
    Coca-Cola West Co., Ltd............................  18,300    304,993
    Cocokara fine, Inc.................................   4,300    117,610
    Colowide Co., Ltd..................................   7,200     95,077
    Computer Engineering & Consulting, Ltd.............   6,400     43,799
    COMSYS Holdings Corp...............................  23,600    436,819
    CONEXIO Corp.......................................     900      7,902
    COOKPAD, Inc.......................................   1,500     42,306
    Corona Corp........................................   1,700     19,424
    Cosel Co., Ltd.....................................   3,900     48,877
    Cosmo Oil Co., Ltd................................. 205,000    410,930
*   Cosmos Initia Co., Ltd.............................   2,200     10,031
    Cosmos Pharmaceutical Corp.........................     900    110,292

                                     1418

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    CREATE SD HOLDINGS Co., Ltd........................   3,000 $  109,005
#   Credit Saison Co., Ltd.............................  18,300    360,067
    CROOZ, Inc.........................................   1,200     43,286
    CTI Engineering Co., Ltd...........................     500      6,352
    DA Consortium, Inc.................................   5,100     25,132
    Dai Nippon Printing Co., Ltd.......................  64,000    656,534
    Dai Nippon Toryo Co., Ltd..........................  43,000     66,460
    Dai-Dan Co., Ltd...................................   9,000     53,503
    Dai-ichi Life Insurance Co., Ltd. (The)............  52,100    733,913
    Dai-ichi Seiko Co., Ltd............................   3,500     58,991
    Daibiru Corp.......................................  15,600    172,143
    Daicel Corp........................................  75,000    756,931
    Daido Kogyo Co., Ltd...............................  11,553     29,336
    Daido Metal Co., Ltd...............................  14,000    190,698
    Daido Steel Co., Ltd...............................  68,000    317,765
    Daidoh, Ltd........................................   4,000     21,332
*   Daiei, Inc. (The)..................................  43,500    124,625
    Daifuku Co., Ltd...................................  21,000    289,366
    Daihatsu Diesel Manufacturing Co., Ltd.............   3,000     18,874
    Daihatsu Motor Co., Ltd............................  34,900    619,478
    Daihen Corp........................................  31,000    135,693
    Daiho Corp.........................................   8,000     36,024
*   Daiichi Chuo K.K...................................  24,000     20,951
    Daiichi Jitsugyo Co., Ltd..........................  12,000     65,526
    Daiichi Sankyo Co., Ltd............................  37,100    674,614
    Daiichikosho Co., Ltd..............................  11,000    326,301
    Daiken Corp........................................  20,000     55,036
    Daiken Medical Co., Ltd............................     600     11,537
    Daiki Aluminium Industry Co., Ltd..................  10,000     31,544
    Daikin Industries, Ltd.............................   7,000    480,753
    Daikoku Denki Co., Ltd.............................   2,100     36,077
    Daikokutenbussan Co., Ltd..........................   1,800     51,673
    Daikyo, Inc........................................  81,000    170,381
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  18,000     85,628
    Daio Paper Corp....................................  30,000    262,629
    Daisan Bank, Ltd. (The)............................  34,000     59,384
    Daiseki Co., Ltd...................................   9,100    162,046
    Daishi Bank, Ltd. (The)............................  94,000    345,644
    Daishinku Corp.....................................  13,000     48,176
    Daiso Co., Ltd.....................................  15,000     50,845
    Daisyo Corp........................................   2,500     33,781
    Daito Pharmaceutical Co., Ltd......................   1,100     19,083
    Daito Trust Construction Co., Ltd..................   4,200    506,209
    Daiwa House Industry Co., Ltd......................  46,000    933,764
    Daiwa Securities Group, Inc........................ 212,000  1,779,948
    Daiwabo Holdings Co., Ltd..........................  55,000    104,968
    DC Co., Ltd........................................   3,800     18,465
    DCM Holdings Co., Ltd..............................  29,700    198,558
    Dena Co., Ltd......................................  22,100    285,029
    Denki Kagaku Kogyo K.K............................. 164,000    612,667
    Denso Corp.........................................  16,200    747,234
    Dentsu, Inc........................................   4,700    186,148
    Denyo Co., Ltd.....................................   5,400     82,056

                                     1419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Descente, Ltd......................................  11,000 $ 95,553
    DIC Corp........................................... 211,000  483,401
    Disco Corp.........................................   2,700  174,375
    DKS Co., Ltd.......................................   6,000   25,926
    DMG Mori Seiki Co., Ltd............................  23,000  292,433
    Don Quijote Holdings Co., Ltd......................   3,200  172,908
    Doshisha Co., Ltd..................................   6,000  110,497
    Doutor Nichires Holdings Co., Ltd..................   6,300  105,868
    Dowa Holdings Co., Ltd.............................  41,000  381,504
    Dr Ci:Labo Co., Ltd................................   2,400   84,377
    DTS Corp...........................................   5,100  100,386
    Dunlop Sports Co., Ltd.............................   3,300   38,728
    Duskin Co., Ltd....................................   9,300  169,743
#   Dwango Co., Ltd....................................   4,400  104,024
    Eagle Industry Co., Ltd............................   6,900  126,071
    East Japan Railway Co..............................   8,000  640,856
    Ebara Corp.........................................  83,000  515,284
    EDION Corp.........................................  26,100  172,562
    Ehime Bank, Ltd. (The).............................   9,000   21,188
    Eidai Co., Ltd.....................................   7,000   33,297
    Eighteenth Bank, Ltd. (The)........................  44,000  115,748
    Eiken Chemical Co., Ltd............................   6,200  108,579
    Eisai Co., Ltd.....................................   4,200  177,911
    Eizo Corp..........................................   5,800  147,165
    Elecom Co., Ltd....................................   3,700   94,436
    Electric Power Development Co., Ltd................   4,600  148,199
    Elematec Corp......................................   1,652   30,724
    Emori Group Holdings Co., Ltd......................   2,500   50,351
    en-japan, Inc......................................   2,800   61,548
    Endo Lighting Corp.................................   3,500   47,749
    Enplas Corp........................................   3,500  210,353
*   Enshu, Ltd.........................................   3,000    3,753
    EPS Corp...........................................   3,600   48,078
    Excel Co., Ltd.....................................   1,900   38,707
    Exedy Corp.........................................  11,600  342,464
    Ezaki Glico Co., Ltd...............................  19,000  352,824
    F-Tech, Inc........................................   1,300   17,001
    F@N Communications, Inc............................   4,600   70,559
    Faith, Inc.........................................     760    7,930
    FALCO HOLDINGS Co., Ltd............................     500    5,902
    FamilyMart Co., Ltd................................   4,200  188,626
    Fancl Corp.........................................  11,500  140,841
    FANUC Corp.........................................   2,000  345,661
    Fast Retailing Co., Ltd............................   1,300  429,192
    FCC Co., Ltd.......................................  11,500  206,255
#*  FDK Corp...........................................  21,000   37,750
    Felissimo Corp.....................................     200    3,292
    Ferrotec Corp......................................  13,000   97,890
    Fields Corp........................................   6,700   94,484
    Financial Products Group Co., Ltd..................   2,800   25,597
    Foster Electric Co., Ltd...........................   5,300   69,968
    FP Corp............................................   6,400  217,164
    France Bed Holdings Co., Ltd.......................  27,000   49,172

                                     1420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Fudo Tetra Corp....................................  19,500 $   37,121
    Fuji Co., Ltd......................................   4,100     82,253
    Fuji Corp., Ltd....................................   4,000     23,763
    Fuji Electric Co., Ltd............................. 120,000    618,746
    Fuji Furukawa Engineering & Construction Co., Ltd..   1,000      2,609
    Fuji Heavy Industries, Ltd.........................  56,200  1,602,671
    Fuji Kiko Co., Ltd.................................   4,000     18,126
    Fuji Kyuko Co., Ltd................................   9,000     97,772
    Fuji Media Holdings, Inc...........................   6,200     99,015
    Fuji Oil Co., Ltd.(6356848)........................  16,300    260,439
    Fuji Oil Co., Ltd.(6581361)........................  10,500     36,122
    Fuji Pharma Co., Ltd...............................   1,300     23,733
    Fuji Seal International, Inc.......................   7,000    204,135
    Fuji Soft, Inc.....................................   7,200    160,414
    Fujibo Holdings, Inc...............................  23,000     63,222
    Fujicco Co., Ltd...................................   6,000     75,458
    FUJIFILM Holdings Corp.............................  28,600    816,411
    Fujikura Kasei Co., Ltd............................   5,300     27,389
    Fujikura Rubber, Ltd...............................   1,200     10,087
    Fujikura, Ltd...................................... 114,000    563,822
    Fujimi, Inc........................................   4,600     63,266
    Fujimori Kogyo Co., Ltd............................   3,000    106,937
*   Fujisash Co., Ltd..................................  19,900     29,590
    Fujita Kanko, Inc..................................  11,000     39,754
    Fujitec Co., Ltd...................................  17,000    174,675
    Fujitsu Frontech, Ltd..............................   5,600     77,144
    Fujitsu General, Ltd...............................  12,000    165,645
    Fujitsu, Ltd....................................... 186,500  1,429,611
    FuKoKu Co., Ltd....................................   1,400     13,193
    Fukuda Corp........................................   3,000     17,502
    Fukui Bank, Ltd. (The).............................  53,000    125,130
    Fukuoka Financial Group, Inc.......................  99,400    508,503
    Fukushima Industries Corp..........................   2,700     44,248
    Fukuyama Transporting Co., Ltd.....................  48,000    269,098
    Funai Soken Holdings, Inc..........................   3,700     32,009
    Furukawa Battery Co., Ltd. (The)...................   3,000     19,550
    Furukawa Co., Ltd..................................  73,000    148,946
    Furukawa Electric Co., Ltd......................... 224,000    473,822
    Furuno Electric Co., Ltd...........................   5,900     47,780
    Furuya Metal Co., Ltd..............................     100      2,735
    Fuso Pharmaceutical Industries, Ltd................  14,000     42,893
    Futaba Industrial Co., Ltd.........................  16,700     93,872
    Fuyo General Lease Co., Ltd........................   3,100    124,491
    G-Tekt Corp........................................   4,200     44,705
    Gakken Holdings Co., Ltd...........................  21,000     57,601
    GCA Savvian Corp...................................   5,700     47,077
    Gecoss Corp........................................   3,400     47,023
    Geo Holdings Corp..................................  12,700    107,791
    GLOBERIDE, Inc.....................................  28,000     36,004
    Glory, Ltd.........................................  15,800    526,794
    GMO internet, Inc..................................  16,400    178,939
    GMO Payment Gateway, Inc...........................   1,900     85,938
    Godo Steel, Ltd....................................  32,000     52,709

                                     1421

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Goldcrest Co., Ltd.................................   6,610 $  131,778
    Goldwin, Inc.......................................  13,000     56,103
    Gourmet Kineya Co., Ltd............................   3,000     25,181
#*  Gree, Inc..........................................  23,100    182,376
    GS Yuasa Corp......................................  63,000    404,543
    GSI Creos Corp.....................................  29,000     39,546
    Gulliver International Co., Ltd....................  13,700    125,605
#   GungHo Online Entertainment, Inc...................  15,500     87,262
    Gunma Bank, Ltd. (The).............................  94,000    553,076
    Gunze, Ltd.........................................  58,000    158,293
    Gurunavi, Inc......................................   5,600    105,048
    H-One Co., Ltd.....................................   3,700     26,904
    H2O Retailing Corp.................................  46,450    384,853
    Hachijuni Bank, Ltd. (The).........................  98,000    602,452
    Hakudo Co., Ltd....................................   2,800     26,512
    Hakuhodo DY Holdings, Inc..........................  42,700    448,304
    Hakuto Co., Ltd....................................   5,400     55,548
    Hamakyorex Co., Ltd................................   2,400     74,513
    Hamamatsu Photonics K.K............................   5,500    258,536
    Hankyu Hanshin Holdings, Inc....................... 181,000  1,053,757
    Hanwa Co., Ltd.....................................  68,000    281,999
    Happinet Corp......................................   5,000     87,399
    Hard Off Corp. Co., Ltd............................     700      5,961
    Harima Chemicals Group, Inc........................     700      3,233
    Harmonic Drive Systems, Inc........................     800     30,642
    Haseko Corp........................................  34,200    271,563
    Hazama Ando Corp...................................  43,220    265,582
    Heiwa Corp.........................................  11,500    270,888
    Heiwa Real Estate Co., Ltd.........................  10,500    165,545
    Heiwado Co., Ltd...................................   9,300    152,689
    HI-LEX Corp........................................   1,500     41,208
    Hibiya Engineering, Ltd............................   2,700     42,152
    Hiday Hidaka Corp..................................   3,456     78,967
    Higashi Nihon House Co., Ltd.......................  17,500     87,582
    Higashi-Nippon Bank, Ltd. (The)....................  31,000     82,382
    Higo Bank, Ltd. (The)..............................  29,000    155,022
    Hikari Tsushin, Inc................................   4,000    292,853
    Hino Motors, Ltd...................................  14,400    199,138
    Hioki EE Corp......................................   2,200     39,263
    Hiramatsu, Inc.....................................     900      5,723
    Hiroshima Bank, Ltd. (The)......................... 130,000    630,839
    Hisaka Works, Ltd..................................   2,000     17,738
    Hisamitsu Pharmaceutical Co., Inc..................   1,500     59,751
    Hitachi Capital Corp...............................  16,100    429,096
    Hitachi Chemical Co., Ltd..........................  20,900    367,629
#   Hitachi Construction Machinery Co., Ltd............  18,400    375,558
    Hitachi High-Technologies Corp.....................  12,800    343,358
    Hitachi Koki Co., Ltd..............................  17,900    151,278
    Hitachi Kokusai Electric, Inc......................  16,000    214,570
#   Hitachi Metals, Ltd................................  22,010    357,913
    Hitachi Transport System, Ltd......................  12,600    190,654
    Hitachi Zosen Corp.................................  45,000    234,181
    Hitachi, Ltd....................................... 403,000  3,123,572

                                     1422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hitachi, Ltd. ADR..................................  10,080 $  797,429
    Hodogaya Chemical Co., Ltd.........................   8,000     14,539
    Hogy Medical Co., Ltd..............................   2,700    150,792
*   Hokkaido Electric Power Co., Inc...................  21,100    182,796
    Hokkaido Gas Co., Ltd..............................   7,000     19,261
    Hokkan Holdings, Ltd...............................  15,000     42,538
    Hokko Chemical Industry Co., Ltd...................   7,000     25,148
    Hokkoku Bank, Ltd. (The)........................... 101,000    339,786
    Hokuetsu Bank, Ltd. (The)..........................  58,000    118,294
    Hokuetsu Kishu Paper Co., Ltd......................  33,000    145,428
    Hokuhoku Financial Group, Inc...................... 276,000    566,681
    Hokuriku Electric Industry Co., Ltd................  15,000     24,052
    Hokuriku Electric Power Co.........................  21,200    274,553
    Hokuto Corp........................................   5,300    100,540
    Honda Motor Co., Ltd...............................  97,900  3,408,003
    Honda Motor Co., Ltd. Sponsored ADR................  37,467  1,306,849
    Honeys Co., Ltd....................................   6,570     67,365
    Hoosiers Holdings Co., Ltd.........................   4,800     22,363
    Horiba, Ltd........................................   9,500    331,386
    Hoshizaki Electric Co., Ltd........................   4,100    208,750
    Hosokawa Micron Corp...............................   5,000     31,146
    House Foods Group, Inc.............................  17,300    311,909
    Howa Machinery, Ltd................................   4,600     33,807
    Hoya Corp..........................................  16,300    527,770
    Hyakugo Bank, Ltd. (The)...........................  66,000    264,731
    Hyakujushi Bank, Ltd. (The)........................  56,000    197,063
    Ibiden Co., Ltd....................................  28,600    571,486
    IBJ Leasing Co., Ltd...............................   3,700     98,806
    Ichibanya Co., Ltd.................................   1,600     69,389
    Ichigo Group Holdings Co., Ltd.....................   6,400     18,747
    Ichikoh Industries, Ltd............................   6,000     10,528
    Ichinen Holdings Co., Ltd..........................   1,900     14,569
    Ichiyoshi Securities Co., Ltd......................   6,400     78,751
    Idec Corp..........................................   6,400     55,353
    Idemitsu Kosan Co., Ltd............................  23,500    480,334
    Ihara Chemical Industry Co., Ltd...................  11,000     96,048
#   IHI Corp........................................... 115,000    531,816
    Iida Group Holdings Co., Ltd.......................  20,916    311,645
    Iino Kaiun Kaisha, Ltd.............................  24,200    136,498
*   IJT Technology Holdings Co., Ltd...................   3,000     12,298
    Ikyu Corp..........................................     800     10,502
    Imasen Electric Industrial.........................   3,000     42,324
    Imperial Hotel, Ltd................................   1,100     24,599
    Inaba Denki Sangyo Co., Ltd........................   5,800    193,159
    Inaba Seisakusho Co., Ltd..........................     200      2,794
    Inabata & Co., Ltd.................................  12,900    121,656
    Inageya Co., Ltd...................................   5,200     54,256
    Ines Corp..........................................   8,100     63,504
    Infocom Corp.......................................   4,900     45,798
    Information Services International-Dentsu, Ltd.....   3,600     47,022
    Intage Holdings, Inc...............................   3,800     55,124
    Internet Initiative Japan, Inc.....................   9,300    204,095
    Inui Warehouse Co., Ltd............................   1,800     15,948

                                     1423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Iriso Electronics Co., Ltd.........................  1,200 $   74,219
    Ise Chemical Corp..................................  3,000     21,091
    Iseki & Co., Ltd................................... 56,000    140,843
#   Isetan Mitsukoshi Holdings, Ltd.................... 44,000    545,242
*   Ishihara Sangyo Kaisha, Ltd........................ 73,000     69,177
    Isuzu Motors, Ltd.................................. 91,000    631,596
    IT Holdings Corp................................... 25,500    465,490
    Ito En, Ltd........................................  3,400     82,862
    ITOCHU Corp........................................ 85,300  1,086,102
    Itochu Enex Co., Ltd............................... 13,500     98,206
    Itochu Techno-Solutions Corp.......................  5,600    250,443
    Itochu-Shokuhin Co., Ltd...........................    900     31,368
    Itoham Foods, Inc.................................. 44,000    193,444
    Itoki Corp......................................... 10,000     72,767
    IwaiCosmo Holdings, Inc............................  3,300     33,069
    Iwasaki Electric Co., Ltd.......................... 16,000     39,354
#   Iwatani Corp....................................... 62,000    476,756
    Iyo Bank, Ltd. (The)............................... 62,443    632,535
    Izumi Co., Ltd.....................................  6,200    189,496
*   Izutsuya Co., Ltd..................................  9,000      6,315
    J Front Retailing Co., Ltd......................... 62,000    417,783
    J-Oil Mills, Inc................................... 27,000     85,770
    Jalux, Inc.........................................    800      9,866
    Jamco Corp.........................................  2,000     36,213
*   Janome Sewing Machine Co., Ltd..................... 51,000     45,691
    Japan Airport Terminal Co., Ltd....................  9,100    308,036
    Japan Aviation Electronics Industry, Ltd........... 18,000    370,386
*   Japan Communications, Inc.......................... 13,400    152,997
    Japan Digital Laboratory Co., Ltd..................  4,000     71,789
#   Japan Drilling Co., Ltd............................  2,000    101,484
    Japan Exchange Group, Inc.......................... 10,900    247,991
    Japan Pulp & Paper Co., Ltd........................ 19,000     61,142
*   Japan Radio Co., Ltd............................... 23,000     95,504
    Japan Steel Works, Ltd. (The)...................... 81,000    348,064
    Japan Tobacco, Inc................................. 28,500  1,002,274
    Japan Transcity Corp............................... 15,000     53,305
    Japan Vilene Co., Ltd.............................. 10,000     55,735
    Japan Wool Textile Co., Ltd. (The).................  6,000     46,755
    JBCC Holdings, Inc.................................  2,800     21,713
    JCU Corp...........................................    100      6,645
    Jeol, Ltd.......................................... 20,000     86,401
    JFE Holdings, Inc.................................. 39,632    836,475
    JGC Corp...........................................  8,000    242,419
    Jin Co., Ltd.......................................  3,200     95,331
    JK Holdings Co., Ltd...............................    700      3,788
    JMS Co., Ltd.......................................  5,000     14,341
    Joban Kosan Co., Ltd...............................  9,000     13,931
    Joshin Denki Co., Ltd.............................. 11,000    103,883
    Jowa Holdings Co., Ltd.............................  3,100    121,533
    Joyo Bank, Ltd. (The).............................. 79,000    420,328
#   JP-Holdings, Inc...................................  7,700     31,146
    JSP Corp...........................................  6,600    114,035
    JSR Corp........................................... 18,500    318,976

                                     1424

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    JTEKT Corp.........................................  35,700 $  618,080
*   Juki Corp..........................................  31,000     71,484
    Juroku Bank, Ltd. (The)............................  40,000    147,716
*   Justsystems Corp...................................   8,400     67,438
*   JVC Kenwood Corp...................................  47,000    106,927
    JX Holdings, Inc................................... 255,668  1,314,671
    K&O Energy Group, Inc..............................   3,000     44,023
    K's Holdings Corp..................................  11,780    336,782
    kabu.com Securities Co., Ltd.......................  26,000    120,951
    Kadokawa Corp......................................   7,400    207,187
    Kaga Electronics Co., Ltd..........................   5,000     62,399
    Kagome Co., Ltd....................................  13,000    217,646
    Kagoshima Bank, Ltd. (The).........................  14,000     92,101
    Kajima Corp........................................  86,000    399,905
    Kakaku.com, Inc....................................  13,900    235,244
    Kaken Pharmaceutical Co., Ltd......................  12,000    268,126
    Kakiyasu Honten Co., Ltd...........................   1,200     18,513
    Kameda Seika Co., Ltd..............................   2,500     81,577
    Kamei Corp.........................................   7,000     52,486
    Kamigumi Co., Ltd..................................  56,000    535,593
    Kanagawa Chuo Kotsu Co., Ltd.......................   7,000     35,168
    Kanamoto Co., Ltd..................................   8,000    334,416
    Kandenko Co., Ltd..................................  37,000    200,928
    Kaneka Corp........................................  74,000    445,036
    Kanematsu Corp..................................... 127,000    227,231
    Kanematsu Electronics, Ltd.........................   1,800     24,910
*   Kansai Electric Power Co., Inc. (The)..............  35,700    326,089
    Kansai Paint Co., Ltd..............................  27,000    452,457
    Kansai Urban Banking Corp..........................  60,000     71,024
*   Kanto Denka Kogyo Co., Ltd.........................  12,000     29,383
    Kao Corp...........................................  11,100    456,479
*   Kappa Create Holdings Co., Ltd.....................   2,900     31,901
    Kasai Kogyo Co., Ltd...............................   7,000     51,212
    Kasumi Co., Ltd....................................   9,600     74,510
    Katakura Industries Co., Ltd.......................   8,100    104,393
    Kato Sangyo Co., Ltd...............................   5,700    126,713
    Kato Works Co., Ltd................................  15,000    106,551
    KAWADA TECHNOLOGIES, Inc...........................   2,400    129,343
    Kawai Musical Instruments Manufacturing Co., Ltd...  21,000     41,596
    Kawasaki Heavy Industries, Ltd..................... 150,000    583,517
    Kawasaki Kisen Kaisha, Ltd......................... 245,000    522,297
    Kawasumi Laboratories, Inc.........................   1,000      6,456
    KDDI Corp..........................................  15,900    913,978
    Keihan Electric Railway Co., Ltd................... 126,000    548,253
    Keihanshin Building Co., Ltd.......................  12,700     68,822
    Keihin Co., Ltd....................................   5,000      8,008
    Keihin Corp........................................  13,300    203,966
    Keikyu Corp........................................  23,000    202,629
    Keio Corp..........................................  30,000    239,284
    Keisei Electric Railway Co., Ltd...................  32,000    328,048
    Keiyo Bank, Ltd. (The).............................  84,000    423,332
*   Kenedix, Inc.......................................  54,500    237,997
    Kewpie Corp........................................  17,800    320,311

                                     1425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Key Coffee, Inc....................................   5,200 $   82,665
    Keyence Corp.......................................     452    196,911
    Kikkoman Corp......................................  13,000    284,713
    Kimoto Co., Ltd....................................   9,200     27,274
    Kintetsu Corp......................................  70,000    254,895
    Kintetsu World Express, Inc........................   3,500    149,195
    Kinugawa Rubber Industrial Co., Ltd................  17,000     90,983
    Kirin Holdings Co., Ltd............................  75,840  1,063,068
    Kisoji Co., Ltd....................................   2,100     40,922
    Kita-Nippon Bank, Ltd. (The).......................   1,700     41,965
    Kitagawa Iron Works Co., Ltd.......................  27,000     47,774
    Kitano Construction Corp...........................  11,000     28,098
    Kito Corp..........................................   2,700     72,463
    Kitz Corp..........................................  25,900    149,393
    Kiyo Bank, Ltd. (The)..............................  15,700    214,899
*   KNT-CT Holdings Co., Ltd...........................  29,000     52,895
    Koa Corp...........................................   8,500     93,245
    Koatsu Gas Kogyo Co., Ltd..........................   8,000     47,284
    Kobayashi Pharmaceutical Co., Ltd..................   2,600    161,177
    Kobe Steel, Ltd.................................... 830,000  1,351,089
    Kohnan Shoji Co., Ltd..............................  11,700    121,003
    Kohsoku Corp.......................................   2,200     20,144
    Koito Manufacturing Co., Ltd.......................  19,000    520,614
*   Kojima Co., Ltd....................................   8,800     27,404
    Kokusai Co., Ltd...................................     800     11,964
    Kokuyo Co., Ltd....................................  23,900    194,032
    KOMAIHALTEC, Inc...................................  12,000     34,549
    Komatsu Seiren Co., Ltd............................   4,000     22,248
    Komatsu, Ltd.......................................  28,400    629,836
    Komeri Co., Ltd....................................   9,700    226,663
    Konaka Co., Ltd....................................   5,400     37,875
    Konami Corp........................................  16,200    376,110
    Konami Corp. ADR...................................   1,424     33,151
    Kondotec, Inc......................................   4,500     29,871
    Konica Minolta, Inc................................  82,100    876,492
    Konishi Co., Ltd...................................   4,800    103,740
    Kose Corp..........................................   7,000    291,163
    Kosei Securities Co., Ltd. (The)...................   9,000     18,562
    Kotobuki Spirits Co., Ltd..........................     500     11,322
    Krosaki Harima Corp................................  10,000     23,620
    KRS Corp...........................................     600      6,093
    Kubota Corp........................................  19,000    250,141
    Kubota Corp. Sponsored ADR.........................   4,000    266,120
*   Kumagai Gumi Co., Ltd..............................  39,000    105,992
    Kumiai Chemical Industry Co., Ltd..................  14,000     90,809
    Kura Corp..........................................   4,200    111,405
    Kurabo Industries, Ltd.............................  63,000    111,784
    Kuraray Co., Ltd...................................  31,900    417,842
    Kureha Corp........................................  39,000    208,007
    Kurimoto, Ltd......................................  31,000     73,671
    Kurita Water Industries, Ltd.......................  22,000    505,522
    Kuroda Electric Co., Ltd...........................   9,100    150,623
    Kusuri No Aoki Co., Ltd............................   1,800     61,421

                                     1426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    KYB Co., Ltd.......................................  63,000 $285,949
    Kyocera Corp.......................................   5,932  287,329
    Kyocera Corp. Sponsored ADR........................  10,644  506,016
    Kyodo Printing Co., Ltd............................  22,000   81,359
    Kyodo Shiryo Co., Ltd..............................  26,000   25,652
    Kyoei Steel, Ltd...................................   6,600  121,123
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  11,000  164,119
    Kyokuto Securities Co., Ltd........................   6,600  112,532
    Kyokuyo Co., Ltd...................................  24,000   59,791
    KYORIN Holdings, Inc...............................  10,700  220,469
    Kyoritsu Maintenance Co., Ltd......................   3,300  147,941
    Kyoritsu Printing Co., Ltd.........................   3,500    9,717
    Kyosan Electric Manufacturing Co., Ltd.............  12,000   43,098
    Kyoto Kimono Yuzen Co., Ltd........................   1,300   12,792
    Kyowa Exeo Corp....................................  22,200  307,573
    Kyowa Hakko Kirin Co., Ltd.........................  24,000  329,726
    Kyudenko Corp......................................  11,000  100,575
*   Kyushu Electric Power Co., Inc.....................  19,000  210,966
    Lawson, Inc........................................   3,500  262,102
    LEC, Inc...........................................   1,400   14,942
*   Leopalace21 Corp...................................  71,100  316,526
    Life Corp..........................................   4,600   71,607
    Lintec Corp........................................  12,200  248,917
    Lion Corp..........................................  34,000  197,811
    LIXIL Group Corp...................................  24,100  584,228
    Look, Inc..........................................   8,000   20,427
    M3, Inc............................................   8,600  138,803
    Macnica, Inc.......................................   4,300  141,157
    Maeda Corp.........................................  29,000  246,240
    Maeda Kosen Co., Ltd...............................     700    8,346
    Maeda Road Construction Co., Ltd...................  18,000  313,291
    Maezawa Kyuso Industries Co., Ltd..................   2,600   33,505
    Makino Milling Machine Co., Ltd....................  31,000  251,031
    Makita Corp........................................   2,200  130,123
    Makita Corp. Sponsored ADR.........................   5,012  298,114
    Mamiya-Op Co., Ltd.................................   8,000   17,476
    Mandom Corp........................................   3,000  109,805
    Mani, Inc..........................................     800   45,406
    Mars Engineering Corp..............................   2,700   54,777
    Marubeni Corp...................................... 108,000  759,028
    Marudai Food Co., Ltd..............................  27,000   88,925
*   Maruei Department Store Co., Ltd...................   5,000    7,832
    Maruetsu, Inc. (The)...............................   8,000   30,814
    Marufuji Sheet Piling Co., Ltd.....................   3,000   12,779
    Maruha Nichiro Corp................................   8,500  133,690
    Marui Group Co., Ltd...............................  57,400  553,870
    Marusan Securities Co., Ltd........................  17,800  134,350
    Maruwa Co., Ltd....................................   3,400  123,597
    Maruyama Manufacturing Co., Inc....................  14,000   36,521
*   Maruzen CHI Holdings Co., Ltd......................   3,700   12,341
    Maruzen Showa Unyu Co., Ltd........................  13,000   44,367
    Marvelous, Inc.....................................   3,000   43,926
    Matsuda Sangyo Co., Ltd............................   5,700   70,761

                                     1427

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Matsui Securities Co., Ltd.........................   8,000 $   75,079
    Matsumotokiyoshi Holdings Co., Ltd.................   7,100    233,149
    Matsuya Co., Ltd...................................   2,000     21,774
    Matsuya Foods Co., Ltd.............................   3,000     55,402
    Max Co., Ltd.......................................   8,000     90,059
    Maxvalu Tokai Co., Ltd.............................   1,600     21,907
    Mazda Motor Corp...................................  51,800  1,244,613
    McDonald's Holdings Co. Japan, Ltd.................   1,900     47,822
    MEC Co., Ltd.......................................   1,600     16,370
    Medipal Holdings Corp..............................  17,600    221,807
    Megachips Corp.....................................   5,300     74,408
    Megmilk Snow Brand Co., Ltd........................  15,400    199,474
    Meidensha Corp.....................................  61,000    260,706
    MEIJI Holdings Co., Ltd............................   8,887    636,989
    Meiko Network Japan Co., Ltd.......................   2,000     25,563
    Meisei Industrial Co., Ltd.........................  10,000     55,468
    Meitec Corp........................................   2,700     89,020
    Meito Sangyo Co., Ltd..............................   1,500     17,523
    Meiwa Corp.........................................   3,900     16,388
    Meiwa Estate Co., Ltd..............................   2,200      9,626
    Message Co., Ltd...................................   2,200     85,873
    Michinoku Bank, Ltd. (The).........................  30,000     63,149
#   Micronics Japan Co., Ltd...........................   2,200    157,671
    Mie Bank, Ltd. (The)...............................  22,000     50,401
    Milbon Co., Ltd....................................   1,196     40,924
    Mimasu Semiconductor Industry Co., Ltd.............   4,300     38,551
    Minato Bank, Ltd. (The)............................  44,000     82,189
#   Minebea Co., Ltd...................................  70,000    832,808
    Ministop Co., Ltd..................................   3,500     55,463
    Miraca Holdings, Inc...............................   7,500    347,099
    Mirait Holdings Corp...............................  20,680    205,644
    Misawa Homes Co., Ltd..............................  10,500    120,574
    MISUMI Group, Inc..................................   6,500    207,153
    Mitani Corp........................................   3,700    102,874
    Mitani Sekisan Co., Ltd............................   1,200     17,986
    Mito Securities Co., Ltd...........................  13,000     47,462
    Mitsuba Corp.......................................  12,100    199,115
    Mitsubishi Chemical Holdings Corp.................. 336,600  1,473,169
    Mitsubishi Corp....................................  95,100  2,003,934
    Mitsubishi Electric Corp...........................  62,000    818,495
    Mitsubishi Estate Co., Ltd.........................  15,000    366,796
#   Mitsubishi Gas Chemical Co., Inc...................  63,000    409,405
    Mitsubishi Heavy Industries, Ltd................... 183,500  1,196,169
#*  Mitsubishi Kakoki Kaisha, Ltd......................  13,000     56,873
    Mitsubishi Logistics Corp..........................  34,000    515,499
    Mitsubishi Materials Corp.......................... 250,000    908,808
    Mitsubishi Motors Corp.............................  39,500    450,026
    Mitsubishi Nichiyu Forklift Co., Ltd...............   7,000     48,911
*   Mitsubishi Paper Mills, Ltd........................ 113,000     97,443
    Mitsubishi Pencil Co., Ltd.........................   3,400    107,912
    Mitsubishi Research Institute, Inc.................   2,200     51,461
    Mitsubishi Shokuhin Co., Ltd.......................   2,100     51,125
    Mitsubishi Steel Manufacturing Co., Ltd............  34,000     74,457

                                     1428

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mitsubishi Tanabe Pharma Corp......................    26,500 $  384,928
    Mitsubishi UFJ Financial Group, Inc................   490,800  2,894,395
    Mitsubishi UFJ Financial Group, Inc. ADR...........   441,377  2,604,124
    Mitsuboshi Belting Co., Ltd........................    12,000     72,475
    Mitsui & Co., Ltd..................................    84,300  1,351,952
    Mitsui & Co., Ltd. Sponsored ADR...................     1,892    610,170
    Mitsui Chemicals, Inc..............................   215,000    579,610
    Mitsui Engineering & Shipbuilding Co., Ltd.........   244,000    496,580
    Mitsui Fudosan Co., Ltd............................    15,000    495,357
    Mitsui Home Co., Ltd...............................     9,000     43,001
    Mitsui Knowledge Industry Co., Ltd.................    22,100     38,543
    Mitsui Matsushima Co., Ltd.........................    36,000     47,578
    Mitsui Mining & Smelting Co., Ltd..................   210,000    623,441
    Mitsui OSK Lines, Ltd..............................   159,000    589,134
    Mitsui Sugar Co., Ltd..............................    31,000    118,706
    Mitsui-Soko Co., Ltd...............................    33,000    145,322
    Mitsuuroko Group Holdings Co., Ltd.................     3,800     21,226
    Miura Co., Ltd.....................................     5,600    201,336
#   Miyaji Engineering Group, Inc......................    17,000     34,407
    Miyazaki Bank, Ltd. (The)..........................    56,000    187,360
    Miyoshi Oil & Fat Co., Ltd.........................    18,000     24,257
    Mizuho Financial Group, Inc........................ 1,822,055  3,537,468
    Mizuho Financial Group, Inc. ADR...................     5,047     19,582
    Mizuno Corp........................................    35,000    209,853
    Mochida Pharmaceutical Co., Ltd....................     2,200    150,122
    Modec, Inc.........................................     3,000     75,015
#   Monex Group, Inc...................................    53,400    171,552
    Monogatari Corp. (The).............................       600     17,808
    MonotaRO Co., Ltd..................................     6,200    165,210
    MORESCO Corp.......................................     1,900     33,386
    Morinaga & Co., Ltd................................    49,000    103,709
    Morinaga Milk Industry Co., Ltd....................    62,000    222,270
    Morita Holdings Corp...............................     9,000     90,253
    Morozoff, Ltd......................................     6,000     20,657
    Mory Industries, Inc...............................     2,000      7,984
    MOS Food Services, Inc.............................     3,200     69,074
    Moshi Moshi Hotline, Inc...........................     7,700     75,137
    Mr Max Corp........................................     8,300     27,512
    MS&AD Insurance Group Holdings, Inc................    34,813    792,426
    MTI, Ltd...........................................     7,100     70,249
    Murata Manufacturing Co., Ltd......................     6,600    629,147
    Musashi Seimitsu Industry Co., Ltd.................     7,500    183,240
    Musashino Bank, Ltd. (The).........................     2,200     74,982
    Mutoh Holdings Co., Ltd............................     8,000     38,049
    Nabtesco Corp......................................    11,800    266,599
    NAC Co., Ltd.......................................     1,900     26,249
    Nachi-Fujikoshi Corp...............................    34,000    239,252
    Nagaileben Co., Ltd................................     4,800     96,795
    Nagano Bank, Ltd. (The)............................    15,000     28,075
    Nagase & Co., Ltd..................................    30,400    373,376
    Nagatanien Co., Ltd................................     3,000     31,771
    Nagoya Railroad Co., Ltd...........................    81,000    338,956
    Nakabayashi Co., Ltd...............................     4,000      8,238

                                     1429

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nakamuraya Co., Ltd................................   8,917 $   36,848
    Nakanishi, Inc.....................................     400     16,945
    Nankai Electric Railway Co., Ltd...................  52,000    246,457
    Nanto Bank, Ltd. (The).............................  83,000    342,114
    Natori Co., Ltd....................................     500      5,447
    NDS Co., Ltd.......................................   9,000     26,071
    NEC Capital Solutions, Ltd.........................     800     16,510
    NEC Corp........................................... 389,000  1,501,874
    NEC Networks & System Integration Corp.............   6,100    149,414
    NET One Systems Co., Ltd...........................  20,800    137,498
    Neturen Co., Ltd...................................  10,000     76,197
#*  New Japan Chemical Co., Ltd........................   8,500     21,469
    Nexon Co., Ltd.....................................  16,100    155,328
    Next Co., Ltd......................................   4,900     36,572
#   NGK Insulators, Ltd................................  26,000    615,169
    NGK Spark Plug Co., Ltd............................  16,000    478,359
    NH Foods, Ltd......................................  33,000    675,530
    NHK Spring Co., Ltd................................  46,700    457,334
    Nice Holdings, Inc.................................  16,000     34,048
    Nichi-iko Pharmaceutical Co., Ltd..................  14,600    213,203
    Nichia Steel Works, Ltd............................   6,000     18,544
    Nichias Corp.......................................  24,000    154,811
    Nichiban Co., Ltd..................................   1,000      3,661
    Nichicon Corp......................................  19,900    155,100
    Nichiden Corp......................................   1,100     26,391
    Nichiha Corp.......................................   9,600     95,131
    Nichii Gakkan Co...................................  11,200     95,597
    Nichimo Co., Ltd...................................   7,000     12,154
    Nichirei Corp......................................  68,000    322,534
    Nichireki Co., Ltd.................................   9,000     89,683
    Nidec Copal Electronics Corp.......................   3,800     33,939
#   Nidec Corp.........................................   3,094    201,502
    Nidec Corp. ADR....................................   8,634    141,598
    Nifco, Inc.........................................  14,200    466,873
    NIFTY Corp.........................................   1,300     20,256
    Nihon Chouzai Co., Ltd.............................     130      3,397
    Nihon Dempa Kogyo Co., Ltd.........................   4,400     46,429
    Nihon Eslead Corp..................................   1,000      9,636
    Nihon Kohden Corp..................................   6,200    304,632
    Nihon M&A Center, Inc..............................   5,300    148,435
    Nihon Nohyaku Co., Ltd.............................  14,100    151,849
    Nihon Parkerizing Co., Ltd.........................   9,000    198,665
    Nihon Shokuhin Kako Co., Ltd.......................   1,000      3,363
    Nihon Trim Co., Ltd................................     900     28,572
    Nihon Unisys, Ltd..................................  18,400    166,561
    Nihon Yamamura Glass Co., Ltd......................  19,000     30,841
    Nikkiso Co., Ltd...................................   9,000    106,424
#   Nikon Corp.........................................  35,500    550,601
    Nippo Corp.........................................  17,000    297,381
    Nippon Air Conditioning Services Co., Ltd..........   1,400     10,415
    Nippon Beet Sugar Manufacturing Co., Ltd...........  22,000     41,342
    Nippon Carbide Industries Co., Inc.................  16,000     42,641
    Nippon Carbon Co., Ltd.............................   5,000      9,000

                                     1430

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
*   Nippon Chemi-Con Corp..............................  58,000 $  150,675
    Nippon Chemiphar Co., Ltd..........................   9,000     43,061
    Nippon Chutetsukan K.K.............................   4,000      9,038
    Nippon Coke & Engineering Co., Ltd.................  48,000     54,075
    Nippon Concrete Industries Co., Ltd................   8,000     40,827
    Nippon Denko Co., Ltd..............................  31,865    100,983
    Nippon Densetsu Kogyo Co., Ltd.....................   9,600    153,137
    Nippon Electric Glass Co., Ltd..................... 103,000    577,054
    Nippon Express Co., Ltd............................ 114,000    551,287
    Nippon Fine Chemical Co., Ltd......................   1,900     12,693
    Nippon Flour Mills Co., Ltd........................  36,000    182,069
    Nippon Formula Feed Manufacturing Co., Ltd.........  15,000     16,743
    Nippon Gas Co., Ltd................................   7,500    175,697
    Nippon Jogesuido Sekkei Co., Ltd...................     800     10,067
    Nippon Kanzai Co., Ltd.............................   2,200     54,899
    Nippon Kayaku Co., Ltd.............................  33,000    418,320
*   Nippon Kinzoku Co., Ltd............................  14,000     20,337
    Nippon Koei Co., Ltd...............................  18,000     95,502
    Nippon Konpo Unyu Soko Co., Ltd....................  15,700    269,049
*   Nippon Koshuha Steel Co., Ltd......................  20,000     22,354
    Nippon Light Metal Holdings Co., Ltd............... 185,300    314,091
    Nippon Paint Co., Ltd..............................  16,000    368,666
    Nippon Paper Industries Co., Ltd...................  26,100    456,326
    Nippon Parking Development Co., Ltd................   4,900      5,548
    Nippon Pillar Packing Co., Ltd.....................   9,000     72,079
    Nippon Piston Ring Co., Ltd........................  19,000     40,938
    Nippon Road Co., Ltd. (The)........................  23,000    129,005
    Nippon Seisen Co., Ltd.............................   4,000     24,878
*   Nippon Sheet Glass Co., Ltd........................ 302,000    420,453
    Nippon Shinyaku Co., Ltd...........................  11,000    314,090
    Nippon Shokubai Co., Ltd...........................  32,000    410,182
    Nippon Signal Co., Ltd. (The)......................  11,500    107,721
    Nippon Soda Co., Ltd...............................  51,000    278,286
    Nippon Steel & Sumikin Bussan Corp.................  49,520    194,830
    Nippon Steel & Sumikin Texeng Co., Ltd.............  12,000     67,854
    Nippon Steel & Sumitomo Metal Corp................. 637,120  1,923,885
*   Nippon Suisan Kaisha, Ltd..........................  88,600    255,192
    Nippon Synthetic Chemical Industry Co., Ltd. (The).  15,000    116,194
    Nippon Telegraph & Telephone Corp..................   2,600    172,651
    Nippon Telegraph & Telephone Corp. ADR.............  12,740    423,732
    Nippon Thompson Co., Ltd...........................  18,000     86,092
    Nippon Valqua Industries, Ltd......................  16,000     47,026
*   Nippon Yakin Kogyo Co., Ltd........................  27,000     83,974
    Nippon Yusen K.K................................... 248,000    710,577
    Nipro Corp.........................................  42,600    364,569
    Nishi-Nippon City Bank, Ltd. (The)................. 160,000    415,381
    Nishi-Nippon Railroad Co., Ltd.....................  63,000    253,325
    Nishikawa Rubber Co., Ltd..........................     200      3,429
    Nishimatsu Construction Co., Ltd...................  41,000    193,064
    Nishimatsuya Chain Co., Ltd........................  15,500    123,955
    Nishio Rent All Co., Ltd...........................   4,300    182,226
    Nissan Chemical Industries, Ltd....................  19,100    350,126
    Nissan Motor Co., Ltd.............................. 230,400  2,260,317

                                     1431

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nissan Shatai Co., Ltd.............................  18,000 $  289,872
    Nissan Tokyo Sales Holdings Co., Ltd...............   3,000      9,028
    Nissei ASB Machine Co., Ltd........................   3,100     52,126
    Nissei Build Kogyo Co., Ltd........................  22,000     64,532
    Nissei Plastic Industrial Co., Ltd.................   3,900     23,287
#   Nissha Printing Co., Ltd...........................   6,900     99,691
    Nisshin Oillio Group, Ltd. (The)...................  42,000    141,401
    Nisshin Seifun Group, Inc..........................  53,700    627,104
    Nisshin Steel Co., Ltd.............................  13,240    178,776
    Nisshinbo Holdings, Inc............................  40,000    403,733
    Nissin Corp........................................  17,000     50,351
    Nissin Electric Co., Ltd...........................  12,000     69,585
    Nissin Foods Holdings Co., Ltd.....................   3,000    164,839
    Nissin Kogyo Co., Ltd..............................  11,700    210,514
    Nissin Sugar Co., Ltd..............................     900     20,535
    Nissui Pharmaceutical Co., Ltd.....................   3,000     35,082
    Nitori Holdings Co., Ltd...........................   3,700    207,832
    Nitta Corp.........................................   4,200    101,626
    Nittetsu Mining Co., Ltd...........................  16,000     68,836
    Nitto Boseki Co., Ltd..............................  32,000    139,891
    Nitto Denko Corp...................................  16,700    745,261
    Nitto Kogyo Corp...................................   6,000    125,473
    Nitto Kohki Co., Ltd...............................   2,500     50,181
    Nittoc Construction Co., Ltd.......................   1,500      5,502
    NKSJ Holdings, Inc.................................  20,075    506,924
    NOF Corp...........................................  38,000    264,940
    Nohmi Bosai, Ltd...................................   4,000     60,917
    NOK Corp...........................................  26,500    541,113
    Nomura Co., Ltd....................................   4,000     36,943
    Nomura Holdings, Inc............................... 184,600  1,165,485
    Nomura Holdings, Inc. ADR.......................... 119,749    754,419
    Nomura Real Estate Holdings, Inc...................  20,900    388,323
    Nomura Research Institute, Ltd.....................   3,300    103,901
    Noritake Co., Ltd..................................  27,000     74,948
    Noritz Corp........................................  10,300    202,383
    North Pacific Bank, Ltd............................ 105,900    432,687
    NS Solutions Corp..................................   3,400     98,146
    NS United Kaiun Kaisha, Ltd........................  32,000     73,599
    NSD Co., Ltd.......................................   6,300     86,810
    NSK, Ltd...........................................  45,000    633,071
    NTN Corp........................................... 172,000    828,938
    NTT Data Corp......................................  10,600    403,671
    NTT DOCOMO, Inc.................................... 149,700  2,625,161
    NTT DOCOMO, Inc. Sponsored ADR.....................   9,600    168,288
    NTT Urban Development Corp.........................  11,300    123,108
    Nuflare Technology, Inc............................     600     31,162
    Obara Group, Inc...................................   2,900    128,486
    Obayashi Corp......................................  69,000    503,582
    Obayashi Road Corp.................................  10,000     51,979
    OBIC Business Consultants, Ltd.....................   2,100     64,606
    Obic Co., Ltd......................................   9,700    344,343
    Odakyu Electric Railway Co., Ltd...................  23,000    225,314
    Odelic Co., Ltd....................................     100      2,772

                                     1432

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Oenon Holdings, Inc................................  13,000 $   30,901
    Ogaki Kyoritsu Bank, Ltd. (The)....................  19,000     52,171
    Ohara, Inc.........................................   1,600      9,049
    Ohsho Food Service Corp............................   2,900    121,775
    Oiles Corp.........................................   5,320    132,517
    Oita Bank, Ltd. (The)..............................  46,000    166,961
    Oji Holdings Corp.................................. 182,000    732,499
    Okabe Co., Ltd.....................................   9,000    116,048
    Okamoto Industries, Inc............................  10,000     34,895
    Okamura Corp.......................................  15,000    128,914
    Oki Electric Industry Co., Ltd..................... 137,000    304,016
    Okinawa Cellular Telephone Co......................   2,300     67,695
    Okinawa Electric Power Co., Inc. (The).............   3,400    109,023
    OKK Corp...........................................  21,000     31,240
    OKUMA Corp.........................................  29,000    266,706
    Okumura Corp.......................................  61,000    331,903
    Okura Industrial Co., Ltd..........................  12,000     44,297
    Okuwa Co., Ltd.....................................   4,000     38,059
    Olympic Group Corp.................................   1,500     15,353
*   Olympus Corp.......................................  12,800    460,592
    Omron Corp.........................................  11,800    523,362
    ONO Sokki Co., Ltd.................................   2,500     22,618
    Onoken Co., Ltd....................................   4,100     46,941
    Onward Holdings Co., Ltd...........................  23,000    163,979
    Optex Co., Ltd.....................................   1,300     28,129
    Oracle Corp. Japan.................................   1,000     42,369
    Organo Corp........................................  12,000     59,666
    Oriental Land Co., Ltd.............................   1,200    225,344
    Origin Electric Co., Ltd...........................   6,000     19,959
    Osaka Gas Co., Ltd.................................  77,000    320,265
    Osaka Organic Chemical Industry, Ltd...............   1,400      5,982
    Osaka Steel Co., Ltd...............................   3,300     61,043
    OSAKA Titanium Technologies Co., Ltd...............   3,200     86,765
    OSG Corp...........................................   9,300    161,140
    Otsuka Corp........................................   3,300    150,359
#   Otsuka Holdings Co., Ltd...........................  19,800    630,487
    Outsourcing, Inc...................................     800     10,150
    Pacific Industrial Co., Ltd........................  10,000     73,836
*   Pacific Metals Co., Ltd............................  45,000    221,365
    Pack Corp. (The)...................................   2,600     51,463
    Pal Co., Ltd.......................................   3,200     90,407
    Paltac Corp........................................  10,350    137,890
    PanaHome Corp......................................  24,000    177,904
    Panasonic Corp.....................................  88,300  1,100,962
    Panasonic Corp. Sponsored ADR......................  64,414    812,905
    Panasonic Industrial Devices SUNX Co., Ltd.........   5,800     28,559
    Paramount Bed Holdings Co., Ltd....................   3,900    116,264
    Parco Co., Ltd.....................................   6,300     54,988
    Paris Miki Holdings, Inc...........................   6,500     31,082
    Park24 Co., Ltd....................................  10,500    192,627
    Pasco Corp.........................................   1,000      4,412
    Pasona Group, Inc..................................   2,700     14,927
    Penta-Ocean Construction Co., Ltd..................  55,000    199,613

                                     1433

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Pigeon Corp........................................   3,900 $  224,036
    Pilot Corp.........................................   3,300    145,573
    Piolax, Inc........................................   2,600    100,417
*   Pioneer Corp.......................................  87,200    233,320
    Plenus Co., Ltd....................................   6,400    149,238
    Pola Orbis Holdings, Inc...........................   4,200    174,397
    Press Kogyo Co., Ltd...............................  32,000    121,768
    Pressance Corp.....................................   2,000     58,578
    Prestige International, Inc........................     100        830
    Prima Meat Packers, Ltd............................  49,000    126,806
    Pronexus, Inc......................................   4,500     34,691
    Proto Corp.........................................   3,600     51,909
    PS Mitsubishi Construction Co., Ltd................   5,200     22,706
    Psc, Inc...........................................     300     11,133
    Qol Co., Ltd.......................................   1,800     10,457
    Raito Kogyo Co., Ltd...............................   9,000     62,483
    Rakuten, Inc.......................................  17,900    235,080
*   Rasa Industries, Ltd...............................   4,000      5,857
    Relo Holdings, Inc.................................   2,600    176,413
    Renaissance, Inc...................................     500      4,625
    Rengo Co., Ltd.....................................  70,000    319,780
*   Renown, Inc........................................   7,000      8,148
    Resona Holdings, Inc............................... 201,900  1,125,103
    Resorttrust, Inc...................................  14,600    301,539
    Rhythm Watch Co., Ltd..............................  18,000     28,545
    Ricoh Co., Ltd..................................... 101,381  1,160,560
    Ricoh Leasing Co., Ltd.............................   5,900    170,611
    Riken Corp.........................................  33,000    148,206
    Riken Keiki Co., Ltd...............................   1,500     15,942
    Riken Technos Corp.................................   6,000     29,574
    Riken Vitamin Co., Ltd.............................   1,700     43,444
    Ringer Hut Co., Ltd................................   2,600     42,609
    Rinnai Corp........................................   1,400    127,463
    Riso Kagaku Corp...................................   3,680    107,511
#   Riso Kyoiku Co., Ltd...............................   7,600     17,866
    Rock Field Co., Ltd................................   2,800     51,282
    Rohm Co., Ltd......................................     400     22,550
    Rohto Pharmaceutical Co., Ltd......................  14,000    216,656
    Rokko Butter Co., Ltd..............................   2,100     18,163
    Roland DG Corp.....................................   2,300     86,581
    Round One Corp.....................................  26,200    152,437
    Royal Holdings Co., Ltd............................   6,300    103,115
    Ryobi, Ltd.........................................  45,000    146,382
    Ryohin Keikaku Co., Ltd............................   2,500    301,726
    Ryosan Co., Ltd....................................   9,900    211,855
    S Foods, Inc.......................................   2,000     31,428
    Sagami Chain Co., Ltd..............................   5,000     47,645
    Saibu Gas Co., Ltd.................................  48,000    120,962
    Saizeriya Co., Ltd.................................   8,300    111,480
    Sakai Chemical Industry Co., Ltd...................  28,000     88,996
    Sakai Moving Service Co., Ltd......................     300     11,135
    Sakai Ovex Co., Ltd................................  19,000     30,626
    Sakata INX Corp....................................  12,000    117,701

                                     1434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sakata Seed Corp...................................   9,400 $  127,213
    Sala Corp..........................................   3,000     16,929
    San-A Co., Ltd.....................................   5,000    162,248
    San-Ai Oil Co., Ltd................................  19,000    144,323
    San-In Godo Bank, Ltd. (The).......................   2,000     14,231
    Sanden Corp........................................  25,000    140,336
    Sanei Architecture Planning Co., Ltd...............   1,300     11,059
    Sangetsu Co., Ltd..................................   9,900    260,508
#*  Sanix, Inc.........................................  17,500    206,825
    Sanken Electric Co., Ltd...........................  38,000    307,561
    Sanko Marketing Foods Co., Ltd.....................     700      6,171
    Sanko Metal Industrial Co., Ltd....................   4,000      8,971
    Sankyo Co., Ltd....................................   6,000    233,478
    Sankyo Tateyama, Inc...............................   8,700    176,174
    Sankyu, Inc........................................  87,000    423,627
    Sanoh Industrial Co., Ltd..........................   6,500     45,439
#   Sanrio Co., Ltd....................................   6,100    175,811
    Sanshin Electronics Co., Ltd.......................   7,000     56,509
    Santen Pharmaceutical Co., Ltd.....................   3,100    182,747
    Sanwa Holdings Corp................................  58,000    408,835
    Sanyo Chemical Industries, Ltd.....................  23,000    153,570
    Sanyo Denki Co., Ltd...............................  10,000     76,543
    Sanyo Electric Railway Co., Ltd....................   3,000     13,365
    Sanyo Housing Nagoya Co., Ltd......................   1,000     10,016
    Sanyo Shokai, Ltd..................................  38,000     87,334
    Sanyo Special Steel Co., Ltd.......................  36,000    161,748
    Sapporo Holdings, Ltd.............................. 120,000    515,458
    Sato Holdings Corp.................................   5,700    146,267
    Satori Electric Co., Ltd...........................   2,700     17,338
    Sawada Holdings Co., Ltd...........................   7,000     52,946
    Sawai Pharmaceutical Co., Ltd......................   4,100    232,367
    Saxa Holdings, Inc.................................   6,000      9,607
    SBI Holdings, Inc..................................  59,430    693,345
    SBS Holdings, Inc..................................   2,700     17,860
    Scroll Corp........................................   8,200     21,546
    SCSK Corp..........................................   4,900    135,509
    Secom Co., Ltd.....................................   5,900    358,874
    Sega Sammy Holdings, Inc...........................  13,600    269,028
    Seika Corp.........................................  16,000     42,115
    Seikitokyu Kogyo Co., Ltd..........................  11,000     12,585
    Seiko Epson Corp...................................  29,500  1,262,773
    Seiko Holdings Corp................................  51,000    199,523
    Seino Holdings Co., Ltd............................  33,000    354,790
    Seiren Co., Ltd....................................  10,500     93,757
    Sekisui Chemical Co., Ltd..........................  65,000    779,379
    Sekisui House, Ltd.................................  71,000    931,866
    Sekisui Jushi Corp.................................   7,900    107,670
    Sekisui Plastics Co., Ltd..........................  13,000     37,116
    Senko Co., Ltd.....................................  33,000    169,553
    Senshu Electric Co., Ltd...........................   1,300     19,477
    Senshu Ikeda Holdings, Inc.........................  59,440    302,944
    Senshukai Co., Ltd.................................   8,300     69,926
    Seria Co., Ltd.....................................   2,300     99,984

                                     1435

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Seven & I Holdings Co., Ltd........................  29,900 $1,244,306
    Seven Bank, Ltd....................................  28,400    113,970
*   Sharp Corp......................................... 122,000    380,006
    Shibaura Mechatronics Corp.........................  21,000     61,313
    Shibuya Kogyo Co., Ltd.............................   2,600     73,992
    Shidax Corp........................................   1,700      8,363
    Shiga Bank, Ltd. (The).............................  67,000    396,767
    Shikibo, Ltd.......................................  29,000     33,401
    Shikoku Bank, Ltd. (The)...........................  67,000    149,335
    Shikoku Chemicals Corp.............................  11,000     74,857
*   Shikoku Electric Power Co., Inc....................  17,700    233,386
    Shima Seiki Manufacturing, Ltd.....................   9,100    174,052
    Shimachu Co., Ltd..................................  12,300    285,182
    Shimadzu Corp......................................  48,000    459,440
    Shimamura Co., Ltd.................................   3,400    337,174
    Shimano, Inc.......................................   2,400    280,178
    Shimizu Bank, Ltd. (The)...........................   1,800     47,606
    Shimizu Corp.......................................  59,000    451,914
    Shimojima Co., Ltd.................................     700      7,196
    Shin Nippon Air Technologies Co., Ltd..............   3,500     27,004
    Shin-Etsu Chemical Co., Ltd........................  15,100    957,765
    Shin-Keisei Electric Railway Co., Ltd..............   7,000     25,981
    Shinagawa Refractories Co., Ltd....................  17,000     40,411
    Shindengen Electric Manufacturing Co., Ltd.........  24,000    136,979
    Shinko Electric Industries Co., Ltd................  26,400    234,699
    Shinko Plantech Co., Ltd...........................   7,800     58,703
    Shinko Shoji Co., Ltd..............................   5,300     47,592
    Shinmaywa Industries, Ltd..........................  24,000    216,889
    Shinsei Bank, Ltd.................................. 217,000    458,852
    Shinsho Corp.......................................   8,000     19,451
    Shionogi & Co., Ltd................................  29,300    632,555
    Ship Healthcare Holdings, Inc......................   6,800    222,163
    Shiroki Corp.......................................  13,000     26,909
    Shiseido Co., Ltd..................................  20,400    402,062
    Shizuoka Bank, Ltd. (The)..........................  74,000    797,536
    Shizuoka Gas Co., Ltd..............................  16,500    108,688
    SHO-BOND Holdings Co., Ltd.........................   2,100     88,950
    Shochiku Co., Ltd..................................   9,000     84,693
    Shoko Co., Ltd.....................................   4,000      6,165
    Showa Aircraft Industry Co., Ltd...................   2,000     23,248
    Showa Corp.........................................  15,400    171,548
    Showa Denko K.K.................................... 388,000    564,418
    Showa Sangyo Co., Ltd..............................  18,000     66,225
    Showa Shell Sekiyu KK..............................  43,000    484,974
    Siix Corp..........................................   4,500     83,360
    Sinanen Co., Ltd...................................  10,000     41,823
    Sinfonia Technology Co., Ltd.......................  20,000     32,656
    Sinko Industries, Ltd..............................   1,900     21,279
    Sintokogio, Ltd....................................  15,700    110,714
    SKY Perfect JSAT Holdings, Inc.....................  48,500    287,597
    SMC Corp...........................................     900    248,471
    SMK Corp...........................................  14,000     59,165
    SMS Co., Ltd.......................................   2,100     50,827

                                     1436

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Soda Nikka Co., Ltd................................   3,000 $   13,094
#   Sodick Co., Ltd....................................  11,700     81,042
    Softbank Corp......................................  25,496  1,832,863
    Software Service, Inc..............................     300     15,448
    Sogo Medical Co., Ltd..............................   1,600     77,891
    Sojitz Corp........................................ 294,700    501,263
#   Sony Corp..........................................  48,500    883,948
    Sony Corp. Sponsored ADR...........................  52,202    962,083
    Sony Financial Holdings, Inc.......................  16,500    270,228
    Sotetsu Holdings, Inc..............................  48,000    190,506
    Space Co., Ltd.....................................     600      5,957
    Square Enix Holdings Co., Ltd......................   5,900    120,436
    St Marc Holdings Co., Ltd..........................   2,300    125,447
    Stanley Electric Co., Ltd..........................  18,100    469,465
    Star Micronics Co., Ltd............................   8,400    115,531
    Starbucks Coffee Japan, Ltd........................   5,400     62,009
    Start Today Co., Ltd...............................   6,000    158,954
    Starts Corp., Inc..................................   3,000     49,356
    Starzen Co., Ltd...................................  12,000     34,608
    Stella Chemifa Corp................................   2,500     33,867
    Studio Alice Co., Ltd..............................   3,400     47,504
    Sugi Holdings Co., Ltd.............................   3,300    141,467
    Sumco Corp.........................................  21,700    199,765
    Sumida Corp........................................   3,200     22,413
    Suminoe Textile Co., Ltd...........................  13,000     45,922
    Sumitomo Chemical Co., Ltd......................... 292,355  1,111,248
    Sumitomo Corp......................................  80,600  1,062,151
    Sumitomo Dainippon Pharma Co., Ltd.................  11,200    136,921
    Sumitomo Densetsu Co., Ltd.........................   4,800     56,541
    Sumitomo Electric Industries, Ltd..................  59,800    876,517
    Sumitomo Forestry Co., Ltd.........................  37,000    435,854
    Sumitomo Heavy Industries, Ltd..................... 140,000    684,211
    Sumitomo Metal Mining Co., Ltd.....................  56,000    932,917
*   Sumitomo Mitsui Construction Co., Ltd.............. 164,300    185,361
    Sumitomo Mitsui Financial Group, Inc............... 110,183  4,491,552
    Sumitomo Mitsui Trust Holdings, Inc................ 249,440  1,085,490
    Sumitomo Osaka Cement Co., Ltd..................... 118,000    424,193
    Sumitomo Precision Products Co., Ltd...............   7,000     28,017
    Sumitomo Real Estate Sales Co., Ltd................   2,200     63,790
    Sumitomo Realty & Development Co., Ltd.............   7,000    289,017
    Sumitomo Rubber Industries, Ltd....................  30,900    447,565
    Sumitomo Seika Chemicals Co., Ltd..................  14,000     95,115
    Sumitomo Warehouse Co., Ltd. (The).................  49,000    276,384
    Sun Frontier Fudousan Co., Ltd.....................   6,100     68,626
    Sun-Wa Technos Corp................................   3,400     33,879
    Sundrug Co., Ltd...................................   4,500    202,030
    Suruga Bank, Ltd...................................  25,000    487,466
    Suzuken Co., Ltd...................................  11,400    363,468
    Suzuki Motor Corp..................................  28,200    941,034
    Sysmex Corp........................................   7,800    302,800
    Systena Corp.......................................   2,400     18,088
    T Hasegawa Co., Ltd................................   3,800     57,811
    T RAD Co., Ltd.....................................  14,000     39,001

                                     1437

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    T&D Holdings, Inc..................................  86,200 $1,081,860
    T&K Toka Co., Ltd..................................   2,800     59,154
    T-Gaia Corp........................................   4,300     39,887
    Tabuchi Electric Co., Ltd..........................   6,000     59,143
    Tachi-S Co., Ltd...................................   7,300    122,690
    Tachibana Eletech Co., Ltd.........................   2,600     35,273
    Tadano, Ltd........................................  18,000    312,716
    Taiheiyo Cement Corp............................... 119,000    460,744
    Taiho Kogyo Co., Ltd...............................   6,900     75,595
    Taikisha, Ltd......................................   5,600    130,032
    Taiko Bank, Ltd. (The).............................   1,000      2,185
    Taiko Pharmaceutical Co., Ltd......................   1,400     22,393
    Taisei Corp........................................  45,000    253,781
    Taisei Lamick Co., Ltd.............................   1,100     28,519
    Taiyo Holdings Co., Ltd............................   2,800     86,404
    Taiyo Nippon Sanso Corp............................  54,000    473,531
    Taiyo Yuden Co., Ltd...............................  34,500    367,948
    Takaoka Toko Co., Ltd..............................   1,980     27,773
    Takara Holdings, Inc...............................  32,000    294,098
    Takara Leben Co., Ltd..............................  36,800    124,425
    Takara Standard Co., Ltd...........................  29,000    263,145
    Takasago International Corp........................  15,000     71,502
    Takasago Thermal Engineering Co., Ltd..............  14,600    180,043
    Takashima & Co., Ltd...............................  16,000     35,924
    Takashimaya Co., Ltd...............................  60,000    551,806
    Takata Corp........................................  11,500    228,775
    Take And Give Needs Co., Ltd.......................   1,920     22,707
    Takeda Pharmaceutical Co., Ltd.....................  15,700    716,116
    Takeei Corp........................................   5,400     58,386
    Takeuchi Manufacturing Co., Ltd....................   3,300    135,367
    Takihyo Co., Ltd...................................   5,000     20,564
    Takiron Co., Ltd...................................  10,000     56,801
    Takisawa Machine Tool Co., Ltd.....................  14,000     28,025
    Takuma Co., Ltd....................................  21,000    127,333
    Tama Home Co., Ltd.................................   1,700     10,998
    Tamron Co., Ltd....................................   3,700     82,943
    Tamura Corp........................................  19,000     75,845
    Tanseisha Co., Ltd.................................   5,200     34,704
    Tatsuta Electric Wire and Cable Co., Ltd...........  15,000     86,267
    Tayca Corp.........................................   5,000     18,392
    TBK Co., Ltd.......................................   7,000     35,460
    TDK Corp...........................................  11,700    561,262
    TDK Corp. Sponsored ADR............................   7,012    334,052
    Teijin, Ltd........................................ 252,000    624,055
    Teikoku Electric Manufacturing Co., Ltd............   1,300     33,765
    Teikoku Tsushin Kogyo Co., Ltd.....................   2,000      3,641
#   Tekken Corp........................................  24,000     88,456
    Terumo Corp........................................  12,500    283,438
    THK Co., Ltd.......................................  14,300    344,132
    Toa Corp.(6894508).................................  68,000    120,967
    Toa Corp.(6894434).................................   6,000     74,280
    Toa Oil Co., Ltd...................................   6,000     10,026
    TOA ROAD Corp......................................  18,000     74,351

                                     1438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Toagosei Co., Ltd.................................. 64,000 $  269,647
*   Tobishima Corp..................................... 31,100     49,020
    Tobu Railway Co., Ltd.............................. 43,000    225,136
    Tobu Store Co., Ltd................................ 10,000     27,347
    TOC Co., Ltd....................................... 16,400    115,652
    Tocalo Co., Ltd....................................  2,800     47,828
    Tochigi Bank, Ltd. (The)........................... 31,000    128,229
    Toda Corp.......................................... 56,000    239,878
    Toei Animation Co., Ltd............................  1,100     30,779
    Toei Co., Ltd...................................... 20,000    105,747
    Toenec Corp........................................  3,000     16,429
    Toho Bank, Ltd. (The).............................. 74,000    264,450
    Toho Co., Ltd.(6895200)............................  5,200    126,132
    Toho Co., Ltd.(6895211)............................  9,000     32,814
    Toho Gas Co., Ltd.................................. 44,000    243,128
    Toho Holdings Co., Ltd............................. 12,100    228,439
#*  Toho Titanium Co., Ltd.............................  8,100     66,261
    Toho Zinc Co., Ltd................................. 46,000    217,326
    Tohoku Bank, Ltd. (The)............................ 19,000     27,716
    Tohoku Electric Power Co., Inc..................... 19,900    217,297
    Tokai Carbon Co., Ltd.............................. 61,000    174,499
    Tokai Corp/Gifu....................................  2,100     61,065
    TOKAI Holdings Corp................................ 15,600     65,969
    Tokai Lease Co., Ltd...............................  2,000      3,907
    Tokai Rika Co., Ltd................................ 17,700    369,359
    Tokai Rubber Industries, Ltd....................... 14,700    145,244
    Token Corp.........................................  2,220    102,542
    Tokio Marine Holdings, Inc......................... 51,500  1,619,508
    Tokio Marine Holdings, Inc. ADR....................  1,000     31,545
    Toko, Inc..........................................  6,000     16,906
    Tokushu Tokai Paper Co., Ltd....................... 22,000     47,510
    Tokuyama Corp...................................... 94,000    321,918
    Tokyo Derica Co., Ltd..............................  1,700     32,261
    Tokyo Dome Corp.................................... 54,000    253,678
*   Tokyo Electric Power Co., Inc...................... 61,688    240,682
    Tokyo Electron, Ltd................................ 14,000    914,527
    Tokyo Energy & Systems, Inc........................  6,000     35,977
    Tokyo Gas Co., Ltd................................. 49,000    279,922
    Tokyo Keiki, Inc................................... 12,000     30,976
    Tokyo Rakutenchi Co., Ltd..........................  7,000     33,389
*   Tokyo Rope Manufacturing Co., Ltd.................. 27,000     47,340
    Tokyo Sangyo Co., Ltd..............................  4,000     15,718
    Tokyo Seimitsu Co., Ltd............................  8,700    154,289
    Tokyo Steel Manufacturing Co., Ltd................. 27,700    166,171
    Tokyo Tatemono Co., Ltd............................ 24,000    204,980
    Tokyo Tekko Co., Ltd............................... 12,000     63,751
    Tokyo Theatres Co., Inc............................ 21,000     29,806
    Tokyo Tomin Bank, Ltd. (The)....................... 11,926    141,031
#   Tokyotokeiba Co., Ltd.............................. 31,000     95,510
    Tokyu Construction Co., Ltd........................     30        147
    Tokyu Corp......................................... 49,000    352,268
    Tokyu Fudosan Holdings Corp........................ 63,525    481,823
    Toli Corp.......................................... 17,000     36,513

                                     1439

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Tomato Bank, Ltd...................................  11,000 $   18,939
    Tomen Devices Corp.................................     100      1,736
    Tomen Electronics Corp.............................   1,700     27,317
    Tomoe Corp.........................................   9,500     39,418
    Tomoe Engineering Co., Ltd.........................   2,100     33,629
    Tomoku Co., Ltd....................................  21,000     60,100
    TOMONY Holdings, Inc...............................  54,000    221,198
#   Tomy Co., Ltd......................................  30,000    155,839
    Tonami Holdings Co., Ltd...........................  16,000     36,962
    TonenGeneral Sekiyu K.K............................  14,000    122,267
    Topcon Corp........................................  12,700    290,203
    Toppan Forms Co., Ltd..............................  20,000    195,475
    Toppan Printing Co., Ltd...........................  67,000    510,364
    Topre Corp.........................................  13,700    193,792
    Topy Industries, Ltd...............................  71,000    147,306
    Toray Industries, Inc.............................. 145,000    981,483
    Toridoll.corp......................................   4,800     40,147
#   Torishima Pump Manufacturing Co., Ltd..............   9,100     80,670
    Tosei Corp.........................................   9,800     64,979
    Toshiba Corp....................................... 154,000    684,939
    Toshiba Plant Systems & Services Corp..............   9,000    142,735
    Toshiba TEC Corp...................................  40,000    262,369
    Tosho Printing Co., Ltd............................  11,000     51,922
    Tosoh Corp......................................... 140,000    614,273
    Totetsu Kogyo Co., Ltd.............................   6,000    147,137
    TOTO, Ltd..........................................  25,000    313,368
    Tottori Bank, Ltd. (The)...........................  13,000     26,947
    Towa Bank, Ltd. (The)..............................  98,000     96,457
    Towa Corp..........................................   4,000     22,684
    Towa Pharmaceutical Co., Ltd.......................   3,100    118,477
    Toyo Construction Co., Ltd.........................  18,700     77,378
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................   8,000     34,038
    Toyo Engineering Corp..............................  22,000     96,861
    Toyo Ink SC Holdings Co., Ltd......................  59,000    279,498
    Toyo Kanetsu K.K...................................  27,000     67,041
    Toyo Securities Co., Ltd...........................  21,000     58,291
    Toyo Seikan Group Holdings, Ltd....................  18,400    286,567
    Toyo Suisan Kaisha, Ltd............................   9,000    272,989
    Toyo Tanso Co., Ltd................................   4,700    115,281
    Toyo Tire & Rubber Co., Ltd........................  21,500    390,382
    Toyobo Co., Ltd.................................... 278,000    449,958
    Toyoda Gosei Co., Ltd..............................  26,100    530,054
#   Toyota Boshoku Corp................................  20,100    227,365
    Toyota Motor Corp..................................  51,655  3,049,712
    Toyota Motor Corp. Sponsored ADR...................  41,028  4,840,894
    Toyota Tsusho Corp.................................  33,100    920,204
    TPR Co., Ltd.......................................   6,000    140,483
    Trancom Co., Ltd...................................   2,000     79,485
    Transcosmos, Inc...................................   5,800    123,719
    Trend Micro, Inc...................................   6,100    217,144
    Trusco Nakayama Corp...............................   6,100    153,460
    TS Tech Co., Ltd...................................  16,800    478,413
    Tsubakimoto Chain Co...............................  43,000    366,989

                                     1440

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Tsudakoma Corp.....................................  12,000 $ 16,628
    Tsugami Corp.......................................  15,000   76,123
    Tsukada Global Holdings, Inc.......................   2,000   13,923
    Tsukishima Kikai Co., Ltd..........................   6,000   66,426
    Tsukuba Bank, Ltd..................................  21,400   72,595
    Tsukui Corp........................................   6,200   57,129
    Tsumura & Co.......................................  11,000  264,460
    Tsuruha Holdings, Inc..............................   5,000  287,023
    Tsurumi Manufacturing Co., Ltd.....................   4,000   53,345
    UACJ Corp..........................................  51,908  205,060
    Ube Industries, Ltd................................ 268,200  462,766
    Uchiyama Holdings Co., Ltd.........................   1,500    9,947
    UKC Holdings Corp..................................   2,700   42,146
*   Ulvac, Inc.........................................  14,100  280,614
    Unicharm Corp......................................   1,800  110,219
    Uniden Corp........................................  12,000   29,031
    Union Tool Co......................................   3,600   94,831
    Unipres Corp.......................................  13,100  283,028
    United Arrows, Ltd.................................   3,800  148,820
*   Unitika, Ltd....................................... 233,000  103,593
    Universal Entertainment Corp.......................   7,600  132,138
    UNY Group Holdings Co., Ltd........................  74,800  444,654
*   Usen Corp..........................................  19,370   76,284
    Ushio, Inc.........................................  27,600  329,408
    USS Co., Ltd.......................................  12,400  216,622
    UT Holdings Co., Ltd...............................   5,700   33,164
    Utoc Corp..........................................   2,600    9,308
    Valor Co., Ltd.....................................  12,100  197,187
    Vital KSK Holdings, Inc............................   7,300   59,098
    Vitec Co., Ltd.....................................   1,200    9,657
    VT Holdings Co., Ltd...............................  11,600   62,200
    Wacoal Holdings Corp...............................  29,000  306,345
    Wacom Co., Ltd.....................................  30,900  141,671
    Wakachiku Construction Co., Ltd....................  18,000   24,406
    Wakita & Co., Ltd..................................  12,300  144,022
    Warabeya Nichiyo Co., Ltd..........................   3,200   63,852
    WATAMI Co., Ltd....................................   8,800  118,874
    Weathernews, Inc...................................   1,800   54,709
    Welcia Holdings Co., Ltd...........................   2,800  179,283
    Wellnet Corp.......................................     600   10,009
#   West Holdings Corp.................................   2,400   34,555
    West Japan Railway Co..............................   6,400  290,280
    Wood One Co., Ltd..................................   7,000   20,929
    Wowow, Inc.........................................   1,700   70,946
    Xebio Co., Ltd.....................................   8,000  142,976
    Yachiyo Bank, Ltd. (The)...........................   5,300  168,811
    Yahagi Construction Co., Ltd.......................   5,000   38,020
    Yahoo Japan Corp...................................  22,000   99,544
    Yaizu Suisankagaku Industry Co., Ltd...............     500    4,675
    Yakult Honsha Co., Ltd.............................   1,900  100,393
    YAMABIKO Corp......................................   2,100   82,317
    Yamada Denki Co., Ltd.............................. 116,700  414,196
*   Yamada SxL Home Co., Ltd...........................   4,000    4,623

                                     1441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
    Yamagata Bank, Ltd. (The)..........................  55,000 $    266,578
    Yamaguchi Financial Group, Inc.....................  50,000      512,159
    Yamaha Corp........................................  36,400      554,659
    Yamaha Motor Co., Ltd..............................  27,900      462,189
    Yamaichi Electronics Co., Ltd......................   9,600       61,747
    Yamanashi Chuo Bank, Ltd. (The)....................  39,000      174,823
    Yamatane Corp......................................  21,000       35,902
#   Yamato Holdings Co., Ltd...........................  29,700      618,672
    Yamato Kogyo Co., Ltd..............................   8,700      282,794
    Yamaya Corp........................................     400        7,010
#   Yamazaki Baking Co., Ltd...........................  26,000      329,091
    Yamazen Corp.......................................  13,000      102,942
    Yaoko Co., Ltd.....................................   1,900      107,171
#   Yaskawa Electric Corp..............................  23,400      304,966
    Yasuda Logistics Corp..............................   4,900       50,006
    Yellow Hat, Ltd....................................   3,300       72,377
    Yokogawa Bridge Holdings Corp......................   7,000      105,045
    Yokogawa Electric Corp.............................  18,200      229,231
    Yokohama Reito Co., Ltd............................  14,100      118,731
    Yokohama Rubber Co., Ltd. (The)....................  58,000      502,190
    Yokowo Co., Ltd....................................   3,300       17,130
    Yomiuri Land Co., Ltd..............................  14,000       64,656
    Yondoshi Holdings, Inc.............................   3,500       76,163
    Yorozu Corp........................................   4,600       97,777
    Yoshinoya Holdings Co., Ltd........................   6,400       86,684
    Yuasa Trading Co., Ltd.............................  40,000       84,640
    Yuken Kogyo Co., Ltd...............................   9,000       21,124
    Yumeshin Holdings Co., Ltd.........................   2,500       23,695
    Yusen Logistics Co., Ltd...........................   5,100       58,910
    Zenrin Co., Ltd....................................   5,000       58,382
    Zensho Holdings Co., Ltd...........................  19,200      192,645
    Zeon Corp..........................................  52,000      513,578
    ZERIA Pharmaceutical Co., Ltd......................   4,200      102,945
    Zojirushi Corp.....................................   3,000       13,906
    Zuiko Corp.........................................     500       25,895
                                                                ------------
TOTAL JAPAN............................................          318,304,977
                                                                ------------
MALAYSIA -- (0.9%)
    Aeon Co. M Bhd..................................... 120,000      151,178
    Affin Holdings Bhd................................. 109,590      120,363
    AirAsia Bhd........................................ 453,200      345,323
    Alam Maritim Resources Bhd......................... 106,700       51,569
    Alliance Financial Group Bhd....................... 229,200      349,566
    AMMB Holdings Bhd.................................. 235,800      510,718
    APM Automotive Holdings Bhd........................  34,700       67,176
    Astro Malaysia Holdings Bhd........................   6,900        7,245
    Axiata Group Bhd................................... 136,425      296,992
    Batu Kawan Bhd.....................................  27,600      170,423
    Berjaya Land Bhd...................................  76,000       20,109
    Berjaya Sports Toto Bhd............................  54,570       65,669
    BIMB Holdings Bhd..................................  71,100       96,166
    Boustead Holdings Bhd.............................. 112,704      184,553
*   Boustead Plantations Bhd...........................  22,500       11,123

                                     1442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    British American Tobacco Malaysia Bhd..............   3,400 $ 74,777
*   Bumi Armada Bhd.................................... 142,800  149,765
    Bursa Malaysia Bhd.................................  38,400   99,876
    Cahya Mata Sarawak Bhd............................. 134,100  164,749
    Carlsberg Brewery Malaysia Bhd Class B.............  18,700   69,876
    CB Industrial Product Holding Bhd..................  51,400   76,969
    CIMB Group Holdings Bhd............................ 275,728  602,132
    Coastal Contracts Bhd..............................  42,800   68,571
    CSC Steel Holdings Bhd.............................  47,300   17,901
    Cypark Resources Bhd...............................  22,100   18,890
    Dayang Enterprise Holdings Bhd.....................  54,439   64,537
    Dialog Group Bhd................................... 390,658  226,846
    DiGi.Com Bhd.......................................  61,000  108,336
    DKSH Holdings Malaysia Bhd.........................  22,800   53,968
    DRB-Hicom Bhd...................................... 258,300  180,503
    Dutch Lady Milk Industries Bhd.....................   2,400   35,160
    Eastern & Oriental Bhd............................. 194,500  177,137
    Eversendai Corp. Bhd...............................  39,200   12,381
    Faber Group Bhd....................................  98,900  113,161
    Gamuda Bhd......................................... 247,200  369,188
    Genting Bhd........................................ 132,500  407,730
    Genting Malaysia Bhd............................... 376,500  517,607
    Genting Plantations Bhd............................  47,900  164,862
    Globetronics Technology Bhd........................  37,900   55,749
    Glomac Bhd.........................................  86,600   32,455
    Guinness Anchor Bhd................................  23,000   97,152
    HAP Seng Consolidated Bhd.......................... 242,580  266,267
    Hap Seng Plantations Holdings Bhd..................  77,600   64,539
    Hartalega Holdings Bhd.............................  32,000   66,177
    Hock Seng LEE BHD..................................  55,900   33,380
    Hong Leong Bank Bhd................................  50,180  221,789
    Hong Leong Financial Group Bhd.....................  41,700  227,217
    Hong Leong Industries Bhd..........................  31,400   66,747
    Hua Yang Bhd.......................................  48,800   36,715
    IGB Corp. Bhd...................................... 237,994  211,325
    IJM Corp. Bhd...................................... 394,160  824,277
    IJM Land Bhd....................................... 143,000  150,549
    IJM Plantations Bhd................................  80,200   90,513
    Insas Bhd.......................................... 128,000   48,957
    IOI Corp. Bhd......................................  81,326  127,263
*   IOI Properties Group Bhd...........................  25,012   19,666
    Iris Corp. Bhd..................................... 271,500   37,117
*   Iskandar Waterfront City Bhd.......................  91,000   44,205
    Kian JOO CAN Factory Bhd...........................  56,700   55,108
*   Kinsteel Bhd....................................... 144,000    7,191
    KLCCP Stapled Group................................  52,600  105,645
*   KNM Group Bhd...................................... 446,525  147,408
    Kossan Rubber Industries...........................  48,600   60,947
    KPJ Healthcare Bhd.................................  60,450   66,695
*   KSL Holdings Bhd...................................  26,100   24,465
    Kuala Lumpur Kepong Bhd............................  27,100  201,178
*   Kulim Malaysia Bhd................................. 119,700  121,886
    Kumpulan Perangsang Selangor Bhd...................  43,300   20,536

                                     1443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
MALAYSIA -- (Continued)
    Lafarge Malaysia Bhd...............................  44,800 $  136,447
*   Landmarks Bhd......................................  74,700     37,623
    LBS Bina Group Bhd.................................  88,200     47,686
    Lingkaran Trans Kota Holdings Bhd..................  39,000     46,900
    Lion Industries Corp. Bhd.......................... 118,500     29,034
    LPI Capital Bhd....................................   8,480     46,276
    Mah Sing Group Bhd................................. 215,948    161,142
    Malayan Banking Bhd................................ 326,566  1,007,335
    Malaysia Airports Holdings Bhd.....................  85,625    201,111
    Malaysia Building Society Bhd......................  94,214     66,104
    Malaysia Marine and Heavy Engineering Holdings Bhd.  31,800     34,430
*   Malaysian Airline System Bhd....................... 877,500     60,171
    Malaysian Pacific Industries Bhd...................  25,375     48,108
    Malaysian Resources Corp. Bhd...................... 178,550     96,549
#   Maxis Bhd..........................................  54,500    115,119
    MBM Resources Bhd..................................  42,310     39,345
    Media Prima Bhd.................................... 143,900    111,827
    MISC Bhd...........................................  47,380     96,381
    MK Land Holdings BHD............................... 131,800     21,770
    MKH Bhd............................................  67,480     87,796
    MMC Corp. Bhd...................................... 195,100    152,789
    MNRB Holdings Bhd..................................  17,800     26,253
    Mudajaya Group Bhd.................................  54,900     43,216
    Muhibbah Engineering M Bhd......................... 115,700    113,083
*   Mulpha International Bhd........................... 518,800     86,613
    My EG Services Bhd.................................  48,500     43,540
    Naim Holdings Bhd..................................  48,600     60,785
    Nestle Malaysia Bhd................................   5,100    106,834
    Oldtown Bhd........................................  18,600     12,771
    OSK Holdings Bhd................................... 178,863    121,168
    Padini Holdings Bhd................................ 112,900     70,571
    Pantech Group Holdings Bhd.........................  51,700     16,891
    Paramount Corp. Bhd................................  32,600     16,230
*   Parkson Holdings Bhd............................... 132,117    119,981
*   Perdana Petroleum Bhd.............................. 157,960     91,752
*   Perisai Petroleum Teknologi Bhd.................... 109,200     52,225
    Petronas Chemicals Group Bhd.......................  66,100    137,080
    Petronas Dagangan Bhd..............................  17,100     99,127
    Petronas Gas Bhd...................................  25,100    184,664
    Pharmaniaga Bhd....................................  16,200     24,359
    Pos Malaysia Bhd...................................  93,000    152,271
    PPB Group Bhd......................................  59,840    280,112
    Prestariang Bhd....................................  37,600     27,404
    Public Bank Bhd....................................  13,640     84,307
    Puncak Niaga Holding Bhd...........................  15,500     16,091
    QL Resources Bhd...................................  84,050     89,790
    RCE Capital Bhd.................................... 430,500     48,310
    RHB Capital Bhd.................................... 105,144    297,317
    Salcon Bhd......................................... 181,700     51,850
    Sapurakencana Petroleum Bhd........................ 195,143    262,500
    Sarawak Oil Palms Bhd..............................  31,000     65,734
    Scientex Bhd.......................................  15,800     28,102
*   Scomi Energy Services Bhd.......................... 144,900     45,552

                                     1444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
*   Scomi Group Bhd....................................   335,900 $    43,852
    Selangor Properties Bhd............................    24,800      50,503
*   Shell Refining Co. Federation of Malaya Bhd........    25,800      44,442
    Sime Darby Bhd.....................................   161,919     481,250
    Star Publications Malaysia Bhd.....................    50,500      41,498
    Sunway Bhd.........................................   219,800     220,274
    Supermax Corp. Bhd.................................   125,800      85,386
    Syarikat Takaful Malaysia Bhd......................     6,900      28,031
    Ta Ann Holdings Bhd................................    66,881      89,351
    TA Enterprise Bhd..................................   253,700      80,678
    Tambun Indah Land Bhd..............................    15,700      12,002
    TAN Chong Motor Holdings Bhd.......................   100,000     165,702
    TDM Bhd............................................   124,400      38,188
    Telekom Malaysia Bhd...............................    99,732     194,342
    Tenaga Nasional Bhd................................    71,550     277,695
*   TH Heavy Engineering Bhd...........................   191,000      54,347
    Top Glove Corp. Bhd................................   104,800     151,498
    TSH Resources Bhd..................................   109,400     123,164
    UEM Sunrise Bhd....................................   329,458     216,529
    UMW Holdings Bhd...................................    92,300     337,317
    Unisem M Bhd.......................................   147,200      80,246
    United Plantations Bhd.............................    11,300     102,394
    UOA Development Bhd................................    46,700      30,126
    Uzma Bhd...........................................    11,000      12,871
    WCT Holdings Bhd...................................   284,110     191,630
    WTK Holdings Bhd...................................    72,500      31,402
    YNH Property Bhd...................................    99,848      64,783
    YTL Corp. Bhd...................................... 1,105,283     542,590
*   YTL Power International Bhd........................   196,350      90,751
    Zhulian Corp. Bhd..................................    45,600      37,588
                                                                  -----------
TOTAL MALAYSIA.........................................            19,197,069
                                                                  -----------
MEXICO -- (1.1%)
    Alfa S.A.B. de C.V. Class A........................   588,810   1,607,870
    Alpek S.A. de C.V..................................     5,900      10,716
*   Alsea S.A.B. de C.V................................   102,947     351,672
    America Movil S.A.B. de C.V. Series L..............   441,714     521,570
    America Movil S.A.B. de C.V. Series L ADR..........    23,684     558,232
    Arca Continental S.A.B. de C.V.....................   131,502     929,665
*   Axtel S.A.B. de C.V................................   301,200     102,526
    Banregio Grupo Financiero S.A.B. de C.V............    57,504     326,233
    Bolsa Mexicana de Valores S.A.B. de C.V............    78,971     160,750
*   Cemex S.A.B. de C.V................................ 1,119,566   1,408,350
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     2,300     245,479
    Compartamos S.A.B. de C.V..........................   106,000     214,646
*   Consorcio ARA S.A.B. de C.V. Series *..............   277,100     126,602
    Controladora Comercial Mexicana S.A.B. de C.V......   121,975     448,779
*   Corp. GEO S.A.B. de C.V. Series B..................   105,000       1,050
    Corp. Inmobiliaria Vesta S.A.B. de C.V.............     7,050      15,193
    Corp. Moctezuma S.A.B. de C.V. Series *............    73,800     252,606
    El Puerto de Liverpool S.A.B. de C.V...............    10,156     113,060
*   Empresas ICA S.A.B. de C.V. Sponsored ADR..........    16,200     115,344
*   Financiera Independencia S.A.B. de C.V.............    32,800      18,360

                                     1445

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
MEXICO -- (Continued)
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  21,098 $ 1,980,891
*   Genomma Lab Internacional S.A.B. de C.V. Class B... 173,070     462,786
*   Gruma S.A.B. de C.V. Class B.......................  70,384     772,520
*   Gruma S.A.B. de C.V. Sponsored ADR.................     500      21,940
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.  34,200     134,756
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR   9,537     642,031
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  24,482     164,763
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 5,100 634,848 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................   2,400      29,846
    Grupo Bimbo S.A.B. de C.V. Series A................ 157,200     482,064
    Grupo Carso S.A.B. de C.V. Series A1...............  97,100     549,915
    Grupo Cementos de Chihuahua S.A.B. de C.V..........   1,100       3,068
#   Grupo Comercial Chedraui S.A. de C.V...............  40,267     130,670
*   Grupo Famsa S.A.B. de C.V. Class A.................  51,200      60,611
    Grupo Financiero Banorte S.A.B. de C.V............. 162,489   1,081,007
    Grupo Financiero Inbursa S.A.B. de C.V............. 219,640     671,215
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  89,694     238,483
#   Grupo Herdez S.A.B. de C.V. Series *...............  44,800     126,131
    Grupo Lamosa S.A.B. de C.V.........................  34,581      71,935
    Grupo Mexico S.A.B. de C.V. Series B............... 380,038   1,352,268
*   Grupo Pochteca S.A.B. de C.V.......................   3,616       4,363
*   Grupo Simec S.A.B. de C.V. Series B................  45,969     219,796
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........   1,049      15,200
    Grupo Televisa S.A.B. Series CPO................... 143,094   1,019,301
    Grupo Televisa S.A.B. Sponsored ADR................  23,672     842,486
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................. 126,300     358,264
*   Industrias CH S.A.B. de C.V. Series B..............  44,352     247,928
    Industrias Penoles S.A.B. de C.V...................   5,130     128,056
    Infraestructura Energetica Nova S.A.B. de C.V......  14,399      81,471
*   Inmuebles Carso S.A.B. de C.V......................  86,291      96,082
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A.... 198,212     502,877
*   Maxcom Telecomunicaciones S.A.B. de C.V............  53,100      11,929
    Megacable Holdings S.A.B. de C.V...................  39,200     169,432
    Mexichem S.A.B. de C.V............................. 182,759     729,930
*   Minera Frisco S.A.B. de C.V........................  70,600     138,637
*   Organizacion Soriana S.A.B. de C.V. Class B........ 170,227     554,590
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  30,557     412,404
    Qualitas Controladora S.A.B. de C.V................  36,600      99,307
    TV Azteca S.A.B. de C.V............................ 202,217     111,204
*   Urbi Desarrollos Urbanos S.A.B. de C.V.............  84,222          25
    Wal-Mart de Mexico S.A.B. de C.V. Series V......... 155,904     387,166
                                                                -----------
TOTAL MEXICO...........................................          23,270,899
                                                                -----------
NETHERLANDS -- (1.9%)
    Aalberts Industries NV.............................  27,899     851,235
    Accell Group.......................................   4,405      81,441
    Aegon NV(007924103)................................  79,712     647,262
    Aegon NV(5927375).................................. 170,868   1,385,682
*   AFC Ajax NV........................................     546       6,871
    Akzo Nobel NV......................................  30,253   2,178,930
    Akzo Nobel NV Sponsored ADR........................   1,500      36,165
*   AMG Advanced Metallurgical Group NV................   9,178      89,361
    Amsterdam Commodities NV...........................   4,475     101,888

                                     1446

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
*   APERAM.............................................  17,513 $  589,372
    Arcadis NV.........................................  18,379    574,444
#   ArcelorMittal(B295F26)............................. 125,783  1,913,159
    ArcelorMittal(B03XPL1).............................  14,754    224,039
    ASM International NV...............................   9,809    372,990
    ASML Holding NV....................................   9,664    909,915
    BE Semiconductor Industries NV.....................   8,284    138,207
    Beter Bed Holding NV...............................   2,192     50,525
    BinckBank NV.......................................  18,266    206,856
    Brunel International NV............................   4,941    129,428
    Corbion NV.........................................   4,614     87,817
    Delta Lloyd NV.....................................  63,375  1,463,883
    Exact Holding NV...................................   3,041    126,471
    Fugro NV...........................................  16,532    636,586
*   Galapagos NV.......................................   6,113    119,685
#   Gemalto NV.........................................   9,713    948,638
*   Grontmij...........................................  11,563     62,671
    Heijmans NV........................................   7,697    109,229
    Heineken NV........................................   8,080    567,582
    Hunter Douglas NV..................................     788     35,454
*   ING Groep NV.......................................  35,589    462,215
*   ING Groep NV Sponsored ADR......................... 248,217  3,219,374
    KAS Bank NV........................................   3,541     47,780
    Kendrion NV........................................   1,972     61,435
    Koninklijke Ahold NV............................... 160,643  2,801,031
    Koninklijke Ahold NV Sponsored ADR.................     369      6,451
    Koninklijke BAM Groep NV...........................  27,807     75,384
    Koninklijke Boskalis Westminster NV................  21,505  1,148,554
    Koninklijke DSM NV.................................  23,232  1,604,943
*   Koninklijke KPN NV................................. 564,090  1,803,763
    Koninklijke Philips NV(500472303)..................  72,946  2,246,737
    Koninklijke Philips NV(5986622)....................  68,758  2,119,161
    Koninklijke Ten Cate NV............................   9,586    247,009
    Koninklijke Vopak NV...............................  10,662    493,544
    Koninklijke Wessanen NV............................  21,473    125,062
*   Macintosh Retail Group NV..........................     861      8,633
    Nederland Apparatenfabriek.........................     514     20,237
    Nutreco NV.........................................  15,351    655,781
*   Ordina NV..........................................  31,120     74,544
*   PostNL NV..........................................  89,555    446,939
    Randstad Holding NV................................  23,595  1,169,623
    Reed Elsevier NV...................................  30,000    675,314
    Reed Elsevier NV Sponsored ADR.....................   4,200    188,916
#*  Royal Imtech NV....................................  25,220     19,916
*   SBM Offshore NV....................................  44,105    592,213
    Sligro Food Group NV...............................   3,537    141,490
*   SNS Reaal NV.......................................  38,309         --
    Telegraaf Media Groep NV...........................   4,962     43,238
    TKH Group NV.......................................   9,665    303,805
    TNT Express NV.....................................  90,904    732,518
*   TomTom NV..........................................  29,467    214,208
    Unilever NV(B12T3J1)...............................  13,702    563,920
    Unilever NV(904784709).............................  26,880  1,105,574

                                     1447

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NETHERLANDS -- (Continued)
    USG People NV......................................  19,791 $   273,361
    Wolters Kluwer NV..................................  52,735   1,461,091
    Ziggo NV...........................................  11,269     508,178
                                                                -----------
TOTAL NETHERLANDS......................................          40,307,728
                                                                -----------
NEW ZEALAND -- (0.3%)
*   a2 Milk Co., Ltd...................................  18,321      10,050
    Air New Zealand, Ltd............................... 142,895     239,528
    Auckland International Airport, Ltd................ 226,161     731,159
*   Bathurst Resources, Ltd............................  47,311       2,274
    Chorus, Ltd........................................  30,341      44,987
    Chorus, Ltd. ADR...................................   2,187      15,921
    Contact Energy, Ltd................................  77,371     363,328
*   Diligent Board Member Services, Inc................   2,839       9,761
    Fisher & Paykel Healthcare Corp., Ltd..............  88,801     357,771
    Fletcher Building, Ltd.(6341606)...................  70,453     542,276
    Fletcher Building, Ltd.(6341617)...................  12,299      94,166
    Freightways, Ltd...................................   8,295      34,558
    Hallenstein Glasson Holdings, Ltd..................     609       1,564
    Infratil, Ltd......................................  83,115     175,547
    Kathmandu Holdings, Ltd............................   9,448      26,707
    Mainfreight, Ltd...................................  14,201     178,959
    Metlifecare, Ltd...................................   3,194      11,933
    New Zealand Oil & Gas, Ltd.........................  63,818      43,492
    New Zealand Refining Co., Ltd. (The)...............   1,518       2,178
    Nuplex Industries, Ltd.............................  37,267      93,571
    NZX, Ltd...........................................  14,855      16,461
    PGG Wrightson, Ltd.................................   8,757       2,974
    Port of Tauranga, Ltd..............................  16,991     223,390
    Restaurant Brands New Zealand, Ltd.................   7,686      21,298
    Ryman Healthcare, Ltd..............................  48,303     331,020
    Sanford, Ltd.......................................  12,229      42,077
    Sky Network Television, Ltd........................  36,345     207,637
    SKYCITY Entertainment Group, Ltd...................  99,019     315,305
    Summerset Group Holdings, Ltd......................   5,318      14,067
    Telecom Corp. of New Zealand, Ltd.................. 402,934     970,548
    Tower, Ltd.........................................  34,208      53,016
    TrustPower, Ltd....................................  13,045      79,059
    Vector, Ltd........................................  38,083      83,692
    Warehouse Group, Ltd. (The)........................  19,445      52,257
*   Xero, Ltd..........................................     673      14,173
                                                                -----------
TOTAL NEW ZEALAND......................................           5,406,704
                                                                -----------
NORWAY -- (0.8%)
    ABG Sundal Collier Holding ASA.....................  85,601      75,887
    Aker ASA Class A...................................   5,345     204,449
    Aker Solutions ASA.................................  13,798     203,632
    American Shipping ASA..............................   4,970      36,838
*   Archer, Ltd........................................ 102,251     157,884
    Atea ASA...........................................  15,355     180,516
    Austevoll Seafood ASA..............................  25,809     173,665
    Bakkafrost P/F.....................................   5,936     115,750

                                     1448

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
    Bonheur ASA........................................   2,286 $   41,757
    BW Offshore, Ltd................................... 146,716    194,045
    Cermaq ASA.........................................  13,318    168,073
*   Deep Sea Supply P.L.C..............................  23,563     36,491
#*  Det Norske Oljeselskap ASA.........................   4,455     49,064
    DNB ASA............................................  80,503  1,426,640
*   DNO ASA............................................ 107,000    358,391
*   DOF ASA............................................  10,562     46,422
*   Dolphin Group A.S..................................  31,921     28,322
    Ekornes ASA........................................   4,683     58,246
*   Electromagnetic GeoServices........................  12,748     11,282
    Eltek ASA..........................................  75,387    107,704
    Evry ASA...........................................   1,921      3,605
    Farstad Shipping ASA...............................   1,296     23,583
    Fred Olsen Energy ASA..............................   3,872     87,876
#*  Frontline, Ltd.....................................  23,196     56,455
    Ganger Rolf ASA....................................   2,992     50,390
    Gjensidige Forsikring ASA..........................   8,699    167,733
    Golar LNG, Ltd.....................................   3,007    185,261
    Golden Ocean Group, Ltd............................ 108,536    165,734
*   Grieg Seafood ASA..................................   4,605     20,491
    Hexagon Composites ASA.............................  21,960    128,143
*   Hoegh LNG Holdings, Ltd............................   3,797     47,676
*   Hurtigruten ASA....................................  56,344     38,649
*   Kongsberg Automotive Holding ASA................... 153,481    165,561
#   Kongsberg Gruppen A.S..............................   2,160     49,325
    Kvaerner ASA.......................................  50,343     87,520
    Leroey Seafood Group ASA...........................   5,126    185,797
    Marine Harvest ASA.................................  45,436    618,036
#*  Nordic Semiconductor ASA...........................  18,887    101,609
    Norsk Hydro ASA.................................... 140,724    834,293
    Norsk Hydro ASA Sponsored ADR......................     800      4,776
*   Norske Skogindustrier ASA..........................  49,653     41,568
    Northern Offshore, Ltd.............................  17,133     30,099
*   Norwegian Air Shuttle A.S..........................   5,579    168,566
#*  Norwegian Energy Co. ASA........................... 210,708      5,025
*   Odfjell SE Class A.................................   2,716     11,418
    Opera Software ASA.................................   7,998     93,749
    Orkla ASA..........................................  57,045    516,347
*   Panoro Energy ASA..................................  83,120     45,491
    Petroleum Geo-Services ASA.........................  77,465    657,992
*   PhotoCure ASA......................................   1,301      4,441
    Prosafe SE.........................................  35,154    261,799
*   Q-Free ASA.........................................   7,768     16,914
*   REC Silicon ASA.................................... 693,725    381,467
*   REC Solar ASA......................................   5,399     71,615
    Salmar ASA.........................................   6,686    130,944
    Schibsted ASA......................................   3,700    178,621
#   Seadrill, Ltd......................................  11,860    426,097
#*  Sevan Drilling A.S.................................  53,462     25,392
    Sevan Marine ASA...................................   7,182     27,485
    Siem Offshore, Inc.................................  52,788     67,440
    Solstad Offshore ASA...............................     465      7,781

                                     1449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
*   Songa Offshore.....................................    71,183 $    29,078
    SpareBank 1 SMN....................................    19,156     162,342
    SpareBank 1 SR Bank ASA............................    18,148     166,384
    Statoil ASA........................................    56,831   1,623,921
    Statoil ASA Sponsored ADR..........................    50,912   1,447,937
    Stolt-Nielsen, Ltd.................................     2,228      50,616
*   Storebrand ASA.....................................    77,782     432,165
    Subsea 7 SA........................................    40,253     671,961
    Telenor ASA........................................    17,451     401,601
    TGS Nopec Geophysical Co. ASA......................     6,668     189,115
    Tomra Systems ASA..................................    19,927     165,374
    TTS Group ASA......................................     1,076       1,002
    Veidekke ASA.......................................    10,006     109,444
    Wilh Wilhelmsen ASA................................     8,728      72,043
    Wilh Wilhelmsen Holding ASA Class A................     3,841     117,347
    Yara International ASA.............................    18,472     844,030
                                                                  -----------
TOTAL NORWAY...........................................            16,352,182
                                                                  -----------
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR..................     1,800      21,078
    Credicorp, Ltd.....................................     3,175     469,646
    Grana y Montero SAA Sponsored ADR..................     1,645      27,472
                                                                  -----------
TOTAL PERU.............................................               518,196
                                                                  -----------
PHILIPPINES -- (0.3%)
    Aboitiz Equity Ventures, Inc.......................    96,000     121,074
    Aboitiz Power Corp.................................   248,200     208,997
    Alliance Global Group, Inc.........................   568,200     341,280
    Atlas Consolidated Mining & Development............    82,100      30,106
    Ayala Corp.........................................     7,030     105,879
    Ayala Land, Inc....................................   233,300     166,017
    Bank of the Philippine Islands.....................   100,125     218,087
    BDO Unibank, Inc...................................   208,945     433,337
    Cebu Air, Inc......................................    39,000      51,319
    Century Properties Group, Inc......................   605,000      18,188
    China Banking Corp.................................    74,877      95,204
    DMCI Holdings, Inc.................................   172,530     288,331
    EEI Corp...........................................   181,100      48,182
*   Empire East Land Holdings, Inc..................... 1,000,000      21,382
    Energy Development Corp............................ 1,529,300     214,793
    Filinvest Land, Inc................................ 3,452,000     114,962
    First Gen Corp.....................................   195,200      99,508
    First Philippine Holdings Corp.....................    75,400     124,450
    Globe Telecom, Inc.................................     5,830     232,434
    International Container Terminal Services, Inc.....    91,130     236,494
    JG Summit Holdings, Inc............................    12,100      14,732
    Jollibee Foods Corp................................    30,800     124,862
    Lafarge Republic, Inc..............................   270,509      61,664
*   Lepanto Consolidated Mining Co.....................   269,000       2,394
    Lopez Holdings Corp................................   511,000      61,716
    Manila Electric Co.................................    11,290      66,081
    Manila Water Co., Inc..............................   100,000      61,444

                                     1450

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
PHILIPPINES -- (Continued)
    Megaworld Corp..................................... 3,054,000 $  295,916
    Metro Pacific Investments Corp..................... 1,038,000    118,958
    Metropolitan Bank & Trust Co.......................   188,477    370,632
    Pepsi-Cola Products Philippines, Inc...............   343,700     37,392
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     1,000     70,360
*   Philippine National Bank...........................    89,495    184,229
    Philippine Stock Exchange, Inc. (The)..............       312      1,988
    Philweb Corp.......................................    57,200      6,035
    RFM Corp...........................................   196,000     25,166
    Rizal Commercial Banking Corp......................    81,200    104,124
    Robinsons Land Corp................................   386,900    200,573
    San Miguel Corp....................................    73,040    132,416
    Security Bank Corp.................................    67,084    184,493
    Semirara Mining Corp...............................    15,960    128,770
    SM Investments Corp................................    10,050    182,983
    SM Prime Holdings, Inc.............................   606,126    212,347
*   Top Frontier Investment Holdings, Inc..............     3,465     12,147
    Union Bank of the Philippines......................    42,900    116,142
    Universal Robina Corp..............................   152,730    565,784
    Vista Land & Lifescapes, Inc....................... 1,095,800    147,583
                                                                  ----------
TOTAL PHILIPPINES......................................            6,660,955
                                                                  ----------
POLAND -- (0.4%)
*   Agora SA...........................................     9,107     23,327
*   Alchemia SA........................................     7,014     11,346
*   Alior Bank SA......................................     1,416     34,923
*   AmRest Holdings SE.................................     2,020     46,514
    Asseco Poland SA...................................     3,782     50,310
    Bank Handlowy w Warszawie SA.......................     7,603    264,393
    Bank Millennium SA.................................   106,810    256,157
    Bank Pekao SA......................................     5,415    286,967
    Bank Zachodni WBK SA...............................     1,804    204,508
*   Bioton SA..........................................     9,806     13,401
*   Boryszew SA........................................    30,133     52,027
    Budimex SA.........................................     1,885     66,924
    CCC SA.............................................     2,271     79,705
*   CD Projekt SA......................................     4,949     24,249
    Ciech SA...........................................    10,050    115,933
    Cyfrowy Polsat SA..................................    17,165    128,420
*   Echo Investment SA.................................    73,042    146,769
    Emperia Holding SA.................................     2,574     49,347
    Eurocash SA........................................    12,021    148,459
    Famur SA...........................................     6,474      7,519
*   Farmacol SA........................................     2,588     39,170
*   Getin Holding SA...................................    65,107     57,536
*   Getin Noble Bank SA................................   297,477    262,200
*   Global City Holdings NV............................        36        404
    Grupa Azoty SA.....................................     3,245     75,725
    Grupa Kety SA......................................     1,370     96,532
*   Grupa Lotos SA.....................................    22,773    264,174
*   Impexmetal SA......................................    16,373     11,443
    ING Bank Slaski SA.................................     6,134    257,485
    Inter Cars SA......................................     1,521     81,358

                                     1451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
POLAND -- (Continued)
*   Jastrzebska Spolka Weglowa SA......................     4,685 $   62,161
*   Kernel Holding SA..................................    11,292    104,066
*   KGHM Polska Miedz SA...............................    16,309    669,104
    Kopex SA...........................................     7,393     24,964
*   LC Corp. SA........................................    51,834     29,015
    LPP SA.............................................        79    197,090
    Lubelski Wegiel Bogdanka SA........................     4,305    157,816
    mBank..............................................     1,468    220,193
    Netia SA...........................................    88,492    159,399
    Orange Polska SA...................................    88,332    291,697
    Orbis SA...........................................     4,643     62,261
    Pelion SA..........................................     1,918     43,991
    PGE SA.............................................    78,607    522,972
*   Polimex-Mostostal SA...............................   147,517      4,230
*   Polnord SA.........................................     9,078     23,145
    Polski Koncern Naftowy Orlen SA....................    42,676    503,892
    Polskie Gornictwo Naftowe i Gazownictwo SA.........    79,107    122,463
    Powszechna Kasa Oszczednosci Bank Polski SA........    54,530    620,125
    Powszechny Zaklad Ubezpieczen SA...................     1,477    207,665
*   Rafako SA..........................................     2,291      2,682
*   Rovese SA..........................................    67,230     25,812
*   Sygnity SA.........................................     4,962     26,599
    Synthos SA.........................................   105,358    151,618
*   Tauron Polska Energia SA...........................    57,260     92,954
*   TVN SA.............................................    13,653     62,111
    Warsaw Stock Exchange..............................     5,032     57,540
                                                                  ----------
TOTAL POLAND...........................................            7,602,790
                                                                  ----------
PORTUGAL -- (0.2%)
    Altri SGPS SA......................................    42,109    117,907
*   Banco BPI SA.......................................   117,003    235,627
*   Banco Comercial Portugues SA....................... 7,326,968  1,046,431
*   Banco Espirito Santo SA............................   499,965    134,199
    EDP - Energias de Portugal SA......................   105,107    492,225
    EDP Renovaveis SA..................................    53,361    376,258
    Galp Energia SGPS SA...............................    17,799    315,918
    Jeronimo Martins SGPS SA...........................    14,138    184,801
    Mota-Engil SGPS SA.................................    17,204    107,303
    NOS SGPS...........................................    35,634    212,387
    Portucel SA........................................    57,125    262,058
#   Portugal Telecom SGPS SA...........................   129,611    279,787
    REN - Redes Energeticas Nacionais SGPS SA..........    57,243    201,550
    Semapa-Sociedade de Investimento e Gestao..........    16,066    235,943
    Sonae..............................................   312,890    470,196
#*  Sonae Industria SGPS SA............................    24,422     11,824
    Teixeira Duarte SA.................................    25,644     27,450
                                                                  ----------
TOTAL PORTUGAL.........................................            4,711,864
                                                                  ----------
RUSSIA -- (0.4%)
    Etalon Group, Ltd. GDR.............................     2,879     11,969
    Eurasia Drilling Co., Ltd. GDR.....................     5,283    160,178
*   Exillon Energy P.L.C...............................     3,012      7,653

                                     1452

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
RUSSIA -- (Continued)
    Gazprom OAO Sponsored ADR.......................... 420,808 $3,070,505
    Globaltrans Investment P.L.C. GDR..................   6,002     58,996
    Lukoil OAO Sponsored ADR...........................  18,857  1,051,300
*   Magnitogorsk Iron & Steel Works OJSC GDR...........  23,119     56,713
*   Mail.ru Group, Ltd. GDR............................   1,154     34,426
*   Mechel Sponsored ADR...............................  32,520     61,463
    MMC Norilsk Nickel OJSC ADR........................   9,287    181,618
    Novolipetsk Steel OJSC GDR.........................   7,015     93,258
    Phosagro OAO GDR...................................   4,488     56,285
*   PIK Group GDR......................................  13,885     29,330
    Rosneft OAO GDR....................................  64,780    399,707
    Rostelecom OJSC Sponsored ADR......................     900     13,358
    RusHydro JSC ADR................................... 218,605    369,842
    Sberbank of Russia Sponsored ADR...................  69,628    577,619
    Severstal OAO GDR..................................  32,370    310,922
    Tatneft OAO Sponsored ADR..........................  24,677    877,114
    TMK OAO GDR........................................   5,886     52,847
    Uralkali OJSC GDR..................................  12,598    240,559
    VimpelCom, Ltd. Sponsored ADR......................  12,215    101,873
    VTB Bank OJSC GDR.................................. 110,386    241,054
*   X5 Retail Group NV GDR.............................  12,244    235,000
                                                                ----------
TOTAL RUSSIA...........................................          8,293,589
                                                                ----------
SINGAPORE -- (1.1%)
*   Abterra, Ltd.......................................  32,000     18,424
    Amara Holdings, Ltd................................  25,000     11,878
    Amtek Engineering, Ltd.............................  66,000     32,755
    ASL Marine Holdings, Ltd...........................  32,200     17,431
    Aspial Corp., Ltd.................................. 120,000     44,177
#*  Ausgroup, Ltd...................................... 184,000     60,503
    Banyan Tree Holdings, Ltd..........................  54,000     28,489
    Biosensors International Group, Ltd................ 355,000    240,993
    Bonvests Holdings, Ltd.............................  22,000     25,665
    Boustead Singapore, Ltd............................  50,000     73,626
    Breadtalk Group, Ltd...............................  27,000     29,701
*   Broadway Industrial Group, Ltd.....................  49,000     10,372
    Bukit Sembawang Estates, Ltd.......................  22,000    110,837
    Bund Center Investment, Ltd........................ 259,000     42,393
    CapitaLand, Ltd.................................... 381,500  1,051,298
    Centurion Corp., Ltd...............................  35,000     19,572
    CH Offshore, Ltd...................................  60,000     22,556
    China Aviation Oil Singapore Corp., Ltd............  33,600     22,202
    China Merchants Holdings Pacific, Ltd..............  26,000     20,113
    Chip Eng Seng Corp., Ltd........................... 230,000    152,822
    City Developments, Ltd.............................  54,000    456,075
    Cityspring Infrastructure Trust....................  71,000     28,398
    ComfortDelGro Corp., Ltd........................... 235,000    485,683
#   Cosco Corp. Singapore, Ltd......................... 376,000    214,664
    CSC Holdings, Ltd..................................  97,000      6,036
    CSE Global, Ltd.................................... 225,000    130,715
    CWT, Ltd...........................................  80,000    108,180
    DBS Group Holdings, Ltd............................ 130,325  1,898,747
#   Del Monte Pacific, Ltd.............................  94,000     39,839

                                     1453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
SINGAPORE -- (Continued)
    Dyna-Mac Holdings, Ltd.............................   150,000 $ 46,221
#   Elec & Eltek International Co., Ltd................     5,000    7,691
    Envictus International Holdings, Ltd...............    66,000   22,996
    Eu Yan Sang International, Ltd.....................    10,000    6,569
#   Ezion Holdings, Ltd................................   140,400  240,443
    Ezra Holdings, Ltd.................................   240,200  225,130
    Falcon Energy Group, Ltd...........................    66,000   22,390
    Far East Orchard, Ltd..............................    34,076   51,877
#   First Resources, Ltd...............................   104,000  187,643
    FJ Benjamin Holdings, Ltd..........................    34,000    5,270
    Food Empire Holdings, Ltd..........................    19,000    5,817
*   Forterra Trust.....................................     8,000   10,927
    Fragrance Group, Ltd...............................   206,000   39,556
#*  Gallant Venture, Ltd...............................   119,000   28,952
#   Genting Hong Kong, Ltd.............................   281,000  113,558
#   Genting Singapore P.L.C............................   135,000  143,949
#*  Geo Energy Resources, Ltd..........................   138,000   30,323
#   Global Premium Hotels, Ltd.........................    11,680    3,452
    GMG Global, Ltd....................................   322,000   21,406
    Golden Agri-Resources, Ltd......................... 1,033,000  440,979
    Goodpack, Ltd......................................    61,000  120,007
    Great Eastern Holdings, Ltd........................     4,000   73,412
    GuocoLand, Ltd.....................................    69,666  118,278
    GuocoLeisure, Ltd..................................   132,000  114,889
*   Healthway Medical Corp., Ltd.......................   221,000   10,444
    Hi-P International, Ltd............................   139,000   71,881
    Hiap Hoe, Ltd......................................    39,000   28,117
    Ho Bee Land, Ltd...................................   102,000  183,354
    Hong Fok Corp., Ltd................................   109,200   92,884
    Hong Leong Asia, Ltd...............................    42,000   53,400
    Hongkong Land Holdings, Ltd........................    22,000  150,372
    Hotel Grand Central, Ltd...........................    34,883   38,527
*   HTL International Holdings, Ltd....................    66,000   15,063
    Hutchison Port Holdings Trust......................   521,000  387,620
    Hyflux, Ltd........................................   155,000  147,123
    Indofood Agri Resources, Ltd.......................   175,000  135,439
    InnoTek, Ltd.......................................    46,000   13,413
#*  International Healthway Corp., Ltd.................    18,186    3,789
#*  Interra Resources, Ltd.............................   138,000   40,302
    IPC Corp., Ltd.....................................    72,000    8,814
    Jardine Cycle & Carriage, Ltd......................     5,000  185,799
    k1 Ventures, Ltd...................................   375,000   61,574
    Keppel Corp., Ltd..................................    52,000  455,779
    Keppel Infrastructure Trust........................    79,000   65,523
    Keppel Land, Ltd...................................    74,000  215,222
    Keppel Telecommunications & Transportation, Ltd....    10,000   13,635
    Koh Brothers Group, Ltd............................    48,000   12,097
    KSH Holdings, Ltd..................................    48,000   20,720
    Lee Kim Tah Holdings, Ltd..........................    18,000   12,923
    Lian Beng Group, Ltd...............................   185,000  106,387
*   Linc Energy, Ltd...................................    22,821   22,771
    Low Keng Huat Singapore, Ltd.......................    66,000   35,905
    M1, Ltd............................................    47,000  140,826

                                     1454

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
#*  Manhattan Resources, Ltd...........................  32,000 $    9,479
    Marco Polo Marine, Ltd.............................  72,000     20,117
#   Mermaid Maritime PCL...............................  89,000     31,221
    Mewah International, Inc...........................  80,000     27,190
    Midas Holdings, Ltd................................ 424,000    147,454
    Nam Cheong, Ltd.................................... 310,000    113,893
#*  Neptune Orient Lines, Ltd.......................... 223,000    169,433
    Nera Telecommunications, Ltd.......................  53,000     33,559
    Noble Group, Ltd................................... 455,000    515,075
*   Oceanus Group, Ltd................................. 461,000      7,740
    OSIM International, Ltd............................  49,000    112,401
    OUE Hospitality Trust..............................  14,167     10,280
    OUE, Ltd...........................................  85,000    166,460
    Oversea-Chinese Banking Corp., Ltd................. 201,832  1,610,802
    Oxley Holdings, Ltd................................  80,000     42,385
    Pan-United Corp., Ltd..............................  43,000     36,571
    Penguin International, Ltd......................... 125,000     22,996
    Petra Foods, Ltd...................................   3,000      9,464
    Popular Holdings, Ltd..............................  34,000      7,069
    QAF, Ltd...........................................  28,534     19,825
*   Raffles Education Corp., Ltd.......................  66,370     20,378
    Raffles Medical Group, Ltd.........................  34,356    107,482
    Rotary Engineering, Ltd............................  55,000     32,682
*   S I2I, Ltd......................................... 468,000      2,626
    SATS, Ltd.......................................... 114,870    276,228
    SBS Transit, Ltd...................................  11,500     15,688
    See Hup Seng, Ltd..................................  97,000     22,722
    SembCorp Industries, Ltd...........................  82,000    359,084
#   SembCorp Marine, Ltd...............................  69,000    228,362
    Sheng Siong Group, Ltd.............................  80,000     45,440
    SIA Engineering Co., Ltd...........................  10,000     37,156
    Sim Lian Group, Ltd................................  42,000     28,987
    Sinarmas Land, Ltd................................. 412,000    218,267
    Sing Holdings, Ltd.................................  16,000      4,859
    Singapore Airlines, Ltd............................  84,000    693,622
    Singapore Exchange, Ltd............................  59,000    332,843
    Singapore Post, Ltd................................ 179,000    251,765
#   Singapore Press Holdings, Ltd......................  61,000    202,682
    Singapore Technologies Engineering, Ltd............  98,000    297,622
    Singapore Telecommunications, Ltd.................. 313,000  1,018,033
#*  Sino Grandness Food Industry Group, Ltd............ 156,000     84,752
#   SMRT Corp., Ltd.................................... 144,000    182,158
    Stamford Land Corp., Ltd........................... 150,000     77,565
    StarHub, Ltd.......................................  22,000     74,949
    Sunningdale Tech, Ltd.............................. 190,000     31,183
*   SunVic Chemical Holdings, Ltd......................  69,000     28,086
#   Super Group, Ltd................................... 166,000    195,377
    Swiber Holdings, Ltd............................... 141,000     59,038
    Swissco Holdings, Ltd..............................  57,000     41,775
    Tat Hong Holdings, Ltd............................. 151,000    106,158
#*  Tiger Airways Holdings, Ltd........................  87,600     29,798
    Tiong Woon Corp. Holding, Ltd......................  31,000      8,413
    Triyards holdings, Ltd.............................  18,520     11,015

                                     1455

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SINGAPORE -- (Continued)
    Tuan Sing Holdings, Ltd............................ 136,107 $    43,509
    UMS Holdings, Ltd..................................  70,000      35,049
    United Engineers, Ltd..............................  87,000     166,929
#   United Envirotech, Ltd............................. 117,125     128,204
    United Industrial Corp., Ltd....................... 114,070     310,723
    United Overseas Bank, Ltd..........................  71,987   1,389,251
    UOB-Kay Hian Holdings, Ltd.........................  70,951      92,278
    UOL Group, Ltd.....................................  65,055     344,661
#   UPP Holdings, Ltd..................................  64,000      14,545
#*  Vard Holdings, Ltd................................. 157,000     135,979
    Venture Corp., Ltd.................................  39,000     253,198
    Wee Hur Holdings, Ltd.............................. 112,500      36,463
    Wheelock Properties Singapore, Ltd.................  33,000      50,043
    Wilmar International, Ltd.......................... 115,000     300,249
    Wing Tai Holdings, Ltd............................. 140,221     221,273
    Yeo Hiap Seng, Ltd.................................   7,068      12,040
    Yongnam Holdings, Ltd.............................. 333,000      62,539
                                                                -----------
TOTAL SINGAPORE........................................          22,052,724
                                                                -----------
SOUTH AFRICA -- (1.7%)
#*  Adcock Ingram Holdings, Ltd........................  22,992     113,211
    Adcorp Holdings, Ltd...............................   1,617       5,051
    Advtech, Ltd.......................................  45,845      32,869
    Aeci, Ltd..........................................  31,955     364,254
#   African Bank Investments, Ltd...................... 160,097      91,837
    African Oxygen, Ltd................................  21,153      36,783
    African Rainbow Minerals, Ltd......................  31,896     591,590
    Allied Electronics Corp., Ltd......................   8,984      22,112
*   Anglo American Platinum, Ltd.......................   3,203     140,616
*   AngloGold Ashanti, Ltd.............................   2,804      48,078
*   AngloGold Ashanti, Ltd. Sponsored ADR..............  80,088   1,376,713
*   ArcelorMittal South Africa, Ltd....................  37,213     131,812
    Aspen Pharmacare Holdings, Ltd.....................  16,002     432,480
    Assore, Ltd........................................   3,542     117,338
    Astral Foods, Ltd..................................  11,608     155,589
*   Aveng, Ltd.........................................  91,367     207,324
    AVI, Ltd...........................................  99,998     565,683
    Barclays Africa Group, Ltd.........................  32,573     506,811
    Barloworld, Ltd....................................  83,546     792,311
*   Basil Read Holdings, Ltd...........................  24,073      15,027
    Bidvest Group, Ltd.................................  48,465   1,303,775
*   Brait SE...........................................  42,868     298,632
    Business Connexion Group, Ltd......................  66,747      39,554
    Capitec Bank Holdings, Ltd.........................  14,213     322,162
    Cashbuild, Ltd.....................................   6,497      82,684
    Caxton and CTP Publishers and Printers, Ltd........   3,193       4,709
    City Lodge Hotels, Ltd.............................   3,620      39,437
    Clicks Group, Ltd..................................  49,243     301,846
    Coronation Fund Managers, Ltd......................  26,724     243,873
    DataTec, Ltd.......................................  20,384     106,427
    Discovery, Ltd.....................................  48,087     420,486
    Distell Group, Ltd.................................   1,845      23,378
    Distribution and Warehousing Network, Ltd..........  53,514      52,883

                                     1456

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH AFRICA -- (Continued)
    DRDGOLD, Ltd.......................................  84,168 $   23,836
    EOH Holdings, Ltd..................................  34,170    300,036
    Eqstra Holdings, Ltd...............................  14,728      9,502
*   Evraz Highveld Steel and Vanadium, Ltd.............   4,215      2,659
    Exxaro Resources, Ltd..............................  15,701    212,727
    Famous Brands, Ltd.................................   9,753     90,175
    FirstRand, Ltd..................................... 192,122    772,412
    Foschini Group, Ltd. (The).........................  56,088    613,505
    Gold Fields, Ltd. Sponsored ADR.................... 160,895    633,926
    Grand Parade Investments, Ltd......................  20,425     12,007
    Grindrod, Ltd...................................... 113,853    277,162
    Group Five, Ltd....................................  29,546    110,098
    Growthpoint Properties, Ltd........................ 113,715    263,170
*   Harmony Gold Mining Co., Ltd. Sponsored ADR........  75,494    228,747
    Hudaco Industries, Ltd.............................   8,650     73,157
    Iliad Africa, Ltd..................................   2,000      1,366
    Illovo Sugar, Ltd..................................  50,775    141,941
    Impala Platinum Holdings, Ltd......................  52,981    525,015
    Imperial Holdings, Ltd.............................  50,171    923,978
    Investec, Ltd......................................  33,743    290,427
    JD Group, Ltd......................................  38,227     88,835
    JSE, Ltd...........................................  17,413    161,339
    Kumba Iron Ore, Ltd................................     468     16,365
    Lewis Group, Ltd...................................  28,151    166,735
    Liberty Holdings, Ltd..............................  26,840    323,804
    Life Healthcare Group Holdings, Ltd................ 108,374    444,719
    Massmart Holdings, Ltd.............................   2,482     32,433
    Mediclinic International, Ltd......................  37,770    300,562
*   Merafe Resources, Ltd.............................. 389,559     50,203
    Metair Investments, Ltd............................  25,311     87,462
    MMI Holdings, Ltd.................................. 295,025    712,756
    Mondi, Ltd.........................................  24,210    425,763
    Mpact, Ltd.........................................  26,884     75,347
    Mr Price Group, Ltd................................  30,720    580,192
    MTN Group, Ltd.....................................  70,625  1,461,894
*   Murray & Roberts Holdings, Ltd.....................  94,705    220,392
    Nampak, Ltd........................................ 176,790    671,432
    Naspers, Ltd. Class N..............................   7,392    909,046
    Nedbank Group, Ltd.................................  29,201    635,973
    Netcare, Ltd....................................... 225,057    646,142
*   Northam Platinum, Ltd..............................  67,705    276,958
    Oceana Group, Ltd..................................   2,261     17,418
    Omnia Holdings, Ltd................................  16,467    356,276
    Peregrine Holdings, Ltd............................  23,080     49,975
    Pick n Pay Stores, Ltd.............................  51,127    278,503
    Pinnacle Holdings, Ltd.............................  38,098     47,803
    Pioneer Foods, Ltd.................................  19,187    209,912
    PPC, Ltd...........................................  58,944    176,611
    PSG Group, Ltd.....................................  36,708    337,638
    Raubex Group, Ltd..................................  27,230     58,561
*   RCL Foods, Ltd.....................................  37,465     57,426
    Reunert, Ltd.......................................  51,765    310,199
    Sanlam, Ltd........................................ 202,244  1,147,148

                                     1457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH AFRICA -- (Continued)
    Santam, Ltd........................................   4,312 $    80,342
*   Sappi, Ltd......................................... 160,850     608,003
*   Sappi, Ltd. Sponsored ADR..........................  35,009     130,584
    Sasol, Ltd.........................................   3,423     197,450
    Sasol, Ltd. Sponsored ADR..........................  44,775   2,590,234
    Shoprite Holdings, Ltd.............................  21,217     320,158
    Sibanye Gold, Ltd.................................. 114,542     271,684
    Sibanye Gold, Ltd. Sponsored ADR...................  20,552     196,066
    Spar Group, Ltd. (The).............................  37,112     428,322
    Spur Corp., Ltd....................................  10,572      30,817
    Standard Bank Group, Ltd........................... 103,268   1,389,415
*   Stefanutti Stocks Holdings, Ltd....................  21,041      18,084
    Steinhoff International Holdings, Ltd.............. 190,415     951,202
    Sun International, Ltd.............................   9,449      94,341
*   Super Group, Ltd...................................  92,311     258,576
*   Telkom SA SOC, Ltd.................................  90,658     418,547
*   Telkom SA SOC, Ltd. Sponsored ADR..................   1,800      33,534
    Tiger Brands, Ltd..................................  18,900     543,384
    Times Media Group, Ltd.............................     254         509
    Tongaat Hulett, Ltd................................  24,098     343,153
    Trencor, Ltd.......................................  20,950     148,344
    Truworths International, Ltd.......................  74,129     519,025
#   Tsogo Sun Holdings, Ltd............................  52,225     132,357
    Vodacom Group, Ltd.................................   8,904     104,071
    Wilson Bayly Holmes-Ovcon, Ltd.....................  12,652     150,958
    Woolworths Holdings, Ltd...........................  45,204     349,062
    Zeder Investments, Ltd.............................  39,899      21,677
                                                                -----------
TOTAL SOUTH AFRICA.....................................          36,158,902
                                                                -----------
SOUTH KOREA -- (4.0%)
#*  3S Korea Co., Ltd..................................   3,180       8,524
*   Actoz Soft Co., Ltd................................     735      18,825
#*  Advanced Process Systems Corp......................   4,039      28,979
    Aekyung Petrochemical Co., Ltd.....................     652      41,958
    Agabang&Company....................................   8,724      44,546
    Ahnlab, Inc........................................     492      18,604
*   AJ Rent A Car Co., Ltd.............................   1,260      16,734
    AK Holdings, Inc...................................   1,160      68,012
    Amorepacific Corp..................................     132     226,544
    AMOREPACIFIC Group.................................     563     483,305
*   Amotech Co., Ltd...................................   3,651      25,210
    Anapass, Inc.......................................   1,105      11,208
    Asia Cement Co., Ltd...............................     566      60,117
    ASIA Holdings Co., Ltd.............................     382      51,111
*   Asiana Airlines, Inc...............................  32,610     148,022
    AtlasBX Co., Ltd...................................   2,108      84,317
    Basic House Co., Ltd. (The)........................   1,300      27,024
*   BH Co., Ltd........................................   3,736      24,214
    Binggrae Co., Ltd..................................   1,160      89,855
    Boryung Pharmaceutical Co., Ltd....................     294      11,507
    BS Financial Group, Inc............................  52,032     830,987
    Bukwang Pharmaceutical Co., Ltd....................   3,854      62,602
*   Capro Corp.........................................   5,800      24,685

                                     1458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
*   Celltrion Pharm, Inc...............................  2,035 $ 19,553
#*  Celltrion, Inc.....................................  2,567   98,479
*   Chabiotech Co., Ltd................................  2,791   37,391
*   Chadiostech Co., Ltd...............................  1,052    2,927
*   Cheil Worldwide, Inc...............................  9,650  201,909
    Chemtronics Co., Ltd...............................  2,450   23,934
*   Chin Hung International, Inc.......................  6,886   10,175
*   China Great Star International, Ltd................  7,878   25,810
*   China Ocean Resources Co., Ltd..................... 12,390   14,332
    Chong Kun Dang Pharmaceutical Corp.................  2,545  158,203
    Chongkundang Holdings Corp.........................    984   40,857
    CJ CGV Co., Ltd....................................  2,736  121,655
    CJ CheilJedang Corp................................  1,826  587,655
    CJ Corp............................................  3,789  534,217
*   CJ E&M Corp........................................  5,469  205,749
*   CJ Korea Express Co., Ltd..........................  1,607  210,559
    CJ O Shopping Co., Ltd.............................    386  147,669
*   CNK International Co., Ltd.........................  7,639   12,820
*   Cosmochemical Co., Ltd.............................  3,760   23,274
    Coway Co., Ltd.....................................  5,146  443,577
    Crown Confectionery Co., Ltd.......................    181   39,996
*   CTC BIO, Inc.......................................  1,039   12,841
#*  D.I Corp...........................................  5,590   47,505
    Dae Han Flour Mills Co., Ltd.......................    349   64,749
    Dae Won Kang Up Co., Ltd...........................  9,910   67,282
    Dae-Il Corp........................................  7,510   48,979
*   Daechang Co., Ltd.................................. 10,260   10,680
    Daeduck Electronics Co............................. 11,360   90,413
    Daeduck GDS Co., Ltd...............................  7,580   93,156
    Daehan Steel Co., Ltd..............................  5,480   31,419
*   Daekyung Machinery & Engineering Co., Ltd..........  4,760    8,617
    Daelim Industrial Co., Ltd.........................  6,172  552,222
    Daesang Corp.......................................  4,120  204,355
    Daesang Holdings Co., Ltd..........................  5,320  102,430
    Daewon Pharmaceutical Co., Ltd.....................  2,131   23,205
*   Daewoo Engineering & Construction Co., Ltd......... 28,310  272,314
    Daewoo International Corp..........................  3,736  134,507
*   Daewoo Securities Co., Ltd......................... 39,392  395,690
    Daewoo Shipbuilding & Marine Engineering Co., Ltd..  5,382  127,717
    Daewoong Pharmaceutical Co., Ltd...................    603   35,787
    Daishin Securities Co., Ltd........................ 12,340  126,948
*   Danal Co., Ltd.....................................  1,611   11,019
    Daou Technology, Inc............................... 12,540  134,900
    Daum Communications Corp...........................  2,249  287,394
    DGB Financial Group, Inc........................... 46,300  751,616
*   Digitech Systems Co., Ltd..........................  4,897    7,575
    Dong-A Socio Holdings Co., Ltd.....................    678   84,339
    Dongaone Co., Ltd..................................  3,570   10,568
*   Dongbu CNI Co., Ltd................................  1,110    3,275
*   Dongbu HiTek Co., Ltd..............................  5,940   22,975
    Dongbu Insurance Co., Ltd..........................  8,866  501,978
*   Dongbu Securities Co., Ltd.........................  7,220   36,467
#*  Dongbu Steel Co., Ltd..............................  4,740    8,291

                                     1459

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Dongjin Semichem Co., Ltd..........................  2,909 $   10,467
    Dongkuk Steel Mill Co., Ltd........................ 18,590    142,119
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........  6,265     23,381
    Dongsung Holdings Co., Ltd.........................  3,090     18,876
    Dongwha Pharm Co., Ltd.............................  8,350     41,246
    Dongwon F&B Co., Ltd...............................    458     92,444
    Dongwon Industries Co., Ltd........................    550    176,107
    Dongyang E&P, Inc..................................  1,741     23,979
    Dongyang Mechatronics Corp.........................  7,950     72,965
    Doosan Corp........................................  2,427    289,988
*   Doosan Engine Co., Ltd.............................  5,570     44,529
*   Doosan Engineering & Construction Co., Ltd.........    408      5,491
    Doosan Heavy Industries & Construction Co., Ltd.... 11,414    332,415
*   Doosan Infracore Co., Ltd.......................... 27,680    347,939
    DRB Holding Co., Ltd...............................  4,123     56,408
*   Duksan Hi-Metal Co., Ltd...........................  1,235     19,930
    DuzonBIzon Co., Ltd................................  4,560     41,649
    e-LITECOM Co., Ltd.................................  1,023     15,177
    E-Mart Co., Ltd....................................  3,033    681,046
    E1 Corp............................................    840     58,659
    Eagon Industries Co., Ltd..........................  2,350     27,690
    Easy Bio, Inc......................................  7,164     49,335
    EG Corp............................................  1,007     20,700
    ENF Technology Co., Ltd............................  1,186     10,620
    Eo Technics Co., Ltd...............................  1,515    101,605
    Eugene Corp........................................ 22,437     79,912
    Eugene Technology Co., Ltd.........................  1,560     23,487
    EVERDIGM Corp......................................  5,587     37,663
    Fila Korea, Ltd....................................  1,477    129,811
*   Flexcom, Inc.......................................  2,681     13,438
*   Foosung Co., Ltd...................................  4,830     15,218
    Fursys, Inc........................................  2,447     78,637
    Gaon Cable Co., Ltd................................  1,340     36,057
*   GemVax & Kael Co., Ltd.............................    444      9,339
    Global & Yuasa Battery Co., Ltd....................  2,050     96,000
    Global Display Co., Ltd............................  5,442     36,687
    Golfzon Co., Ltd...................................  2,670     51,354
    Grand Korea Leisure Co., Ltd.......................  2,950    121,771
    Green Cross Corp...................................    899    106,344
    Green Cross Holdings Corp..........................  5,200     78,482
*   GS Engineering & Construction Corp................. 14,705    555,760
    GS Global Corp.....................................  2,780     25,136
    GS Holdings........................................ 12,583    572,306
    GS Home Shopping, Inc..............................    332     89,681
    GS retail Co., Ltd.................................  7,250    153,582
    Gwangju Shinsegae Co., Ltd.........................     95     22,949
*   Halla Corp.........................................  3,187     24,523
    Halla Visteon Climate Control Corp.................  4,010    197,742
    Han Kuk Carbon Co., Ltd............................  9,360     66,167
    Hana Financial Group, Inc.......................... 34,290  1,380,945
    Hana Tour Service, Inc.............................  1,057     67,074
    Handok, Inc........................................  1,840     46,106
    Handsome Co., Ltd..................................  4,900    130,543

                                     1460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    Hanil Cement Co., Ltd..............................  1,122 $143,621
    Hanil E-Wha Co., Ltd...............................  4,890  100,621
*   Hanjin Heavy Industries & Construction Co., Ltd.... 16,815  115,902
*   Hanjin Kal Corp....................................  3,344   84,045
*   Hanjin Shipping Co., Ltd...........................  3,664   19,681
*   Hanjin Shipping Holdings Co., Ltd..................  1,074   12,333
    Hanjin Transportation Co., Ltd.....................  2,170   67,824
    Hankook Shell Oil Co., Ltd.........................    110   54,561
    Hankook Tire Co., Ltd.............................. 11,436  625,960
    Hankook Tire Worldwide Co., Ltd....................      1       22
*   Hanmi Pharm Co., Ltd...............................  1,429  120,409
*   Hanmi Science Co., Ltd.............................  4,273   57,443
    Hansae Co., Ltd....................................  1,440   37,673
    Hansae Yes24 Holdings Co., Ltd.....................  3,090   26,933
    Hansol Chemical Co., Ltd...........................  1,170   32,787
    Hansol Logistics Co., Ltd.......................... 15,480   36,095
    Hansol Paper Co.................................... 13,790  159,968
#*  Hansol Technics Co., Ltd...........................  5,924  110,516
    Hanssem Co., Ltd...................................  1,492  135,487
    Hanwha Chemical Corp............................... 15,367  267,544
    Hanwha Corp........................................ 15,900  450,659
    Hanwha Galleria Timeworld Co., Ltd.................    700   31,415
*   Hanwha General Insurance Co., Ltd..................  7,534   43,681
*   Hanwha Investment & Securities Co., Ltd............ 14,239   62,390
    Hanwha Life Insurance Co., Ltd..................... 45,527  302,195
    Hanyang Securities Co., Ltd........................  1,630   11,973
*   Harim Holdings Co., Ltd............................  2,717   15,312
    Heung-A Shipping Co., Ltd.......................... 22,060   26,871
    Hite Jinro Co., Ltd................................  7,642  168,228
    Hitejinro Holdings Co., Ltd........................  1,300   15,972
*   HMC Investment Securities Co., Ltd.................  3,246   41,472
    Hotel Shilla Co., Ltd..............................  5,490  584,987
    Huchems Fine Chemical Corp.........................  2,620   65,834
    Humax Co., Ltd.....................................  4,280   45,190
    Huons Co., Ltd.....................................  1,093   47,248
    Husteel Co., Ltd...................................  2,170   39,152
    Huvis Corp.........................................  4,510   48,393
    Hwa Shin Co., Ltd..................................  4,730   52,820
    Hy-Lok Corp........................................  2,898   95,110
    Hyosung Corp.......................................  6,041  438,770
*   Hyundai BNG Steel Co., Ltd.........................  2,150   44,263
    Hyundai Corp.......................................  3,840  134,861
    Hyundai Department Store Co., Ltd..................  3,692  525,836
    Hyundai Development Co............................. 16,047  595,730
*   Hyundai Elevator Co., Ltd..........................  3,022  111,129
    Hyundai Engineering & Construction Co., Ltd........  7,327  446,653
    Hyundai Glovis Co., Ltd............................    440  112,286
    Hyundai Greenfood Co., Ltd......................... 11,600  186,909
    Hyundai Heavy Industries Co., Ltd..................  2,739  394,855
    Hyundai Home Shopping Network Corp.................    625  100,552
    Hyundai Hy Communications & Networks Co., Ltd......  9,650   43,774
    Hyundai Livart Co., Ltd............................  4,100  128,162
    Hyundai Marine & Fire Insurance Co., Ltd........... 15,061  445,344

                                     1461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Hyundai Merchant Marine Co., Ltd...................  5,821 $   58,223
    Hyundai Mobis......................................  3,472  1,037,170
    Hyundai Motor Co................................... 10,982  2,599,758
*   Hyundai Securities Co., Ltd........................ 40,700    312,662
    Hyundai Steel Co...................................  7,754    590,730
    Hyundai Wia Corp...................................  1,026    186,381
    Il Dong Pharmaceutical Co., Ltd....................  3,120     42,187
    Iljin Display Co., Ltd.............................  1,940     16,357
    Iljin Electric Co., Ltd............................  5,010     37,504
#*  Iljin Materials Co., Ltd...........................  1,650     16,548
    Ilshin Spinning Co., Ltd...........................    271     34,833
    Ilyang Pharmaceutical Co., Ltd.....................  2,042     47,217
    iMarketKorea, Inc..................................    640     19,702
    Industrial Bank of Korea........................... 27,480    407,439
*   Infopia Co., Ltd...................................  1,599     20,212
*   InkTec Co., Ltd....................................    909     11,702
*   InnoWireless, Inc..................................    699      8,061
*   Innox Corp.........................................  1,728     29,303
*   Insun ENT Co., Ltd................................. 11,140     35,801
*   Interflex Co., Ltd.................................  2,782     28,640
    Interpark Corp..................................... 13,064    141,277
    INTOPS Co., Ltd....................................  1,368     24,344
    Inzi Controls Co., Ltd.............................  2,340     12,142
    INZI Display Co., Ltd..............................  6,794     12,304
*   IS Dongseo Co., Ltd................................  2,030     61,166
    ISU Chemical Co., Ltd..............................  3,690     47,685
#   IsuPetasys Co., Ltd................................ 14,830     68,484
    Jahwa Electronics Co., Ltd.........................  6,340     88,566
    JB Financial Group Co., Ltd........................ 25,544    180,531
    Jeil Pharmaceutical Co.............................  1,820     51,210
    JW Holdings Co., Ltd...............................  4,368     11,047
    JW Pharmaceutical Corp.............................  3,087     46,255
    Kangwon Land, Inc..................................  8,480    281,173
    KB Capital Co., Ltd................................  3,043     62,226
    KB Financial Group, Inc............................ 15,280    596,904
    KB Financial Group, Inc. ADR....................... 13,208    516,697
    KC Green Holdings Co., Ltd.........................  5,380     33,526
    KC Tech Co., Ltd...................................  4,453     24,260
    KEPCO Engineering & Construction Co., Inc..........  1,061     58,842
    KEPCO Plant Service & Engineering Co., Ltd.........  1,610    115,834
    KG Chemical Corp...................................  1,860     24,994
    Kginicis Co., Ltd..................................  1,312     13,966
    KH Vatec Co., Ltd..................................  3,928     73,968
    Kia Motors Corp.................................... 21,237  1,246,734
    Kishin Corp........................................  5,120     37,205
    KISWIRE, Ltd.......................................  2,160     90,265
    KIWOOM Securities Co., Ltd.........................  3,271    157,526
*   KJB Financial Group Co., Ltd.......................  2,900     34,421
*   KMH Co., Ltd.......................................  4,832     39,960
*   KMW Co., Ltd.......................................  3,482     51,765
*   KNB Financial Group Co., Ltd.......................  4,432     59,720
    Koh Young Technology, Inc..........................    552     14,012
    Kolao Holdings.....................................  3,520     73,043

                                     1462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Kolon Global Corp..................................  1,142 $   11,193
    Kolon Industries, Inc..............................  4,288    282,892
    Kolon Life Science, Inc............................    571     33,052
*   Komipharm International Co., Ltd...................  4,315     34,065
#   KONA I Co., Ltd....................................  1,526     51,609
    Korea Aerospace Industries, Ltd....................  2,430     82,891
    Korea Circuit Co., Ltd.............................  3,237     25,709
    Korea District Heating Corp........................    772     56,392
    Korea Electric Power Corp. Sponsored ADR...........  9,600    194,592
    Korea Electric Terminal Co., Ltd...................  1,750     75,701
*   Korea Gas Corp.....................................  3,822    227,464
    Korea Investment Holdings Co., Ltd................. 10,480    468,799
    Korea Petrochemical Ind Co., Ltd...................  1,545     98,238
    Korea United Pharm, Inc............................  1,346     14,525
    Korea Zinc Co., Ltd................................    699    279,884
*   Korean Air Lines Co., Ltd..........................  8,910    308,735
    Korean Reinsurance Co.............................. 25,089    274,500
    Kortek Corp........................................  1,982     22,772
    KPX Chemical Co., Ltd..............................    220     12,601
    KT Corp. Sponsored ADR.............................  5,400     86,724
*   KT Hitel Co., Ltd..................................  1,589     12,661
    KT Skylife Co., Ltd................................  3,050     66,339
    KT&G Corp..........................................  9,033    872,625
*   KTB Investment & Securities Co., Ltd............... 12,690     31,830
    Kukdo Chemical Co., Ltd............................  1,090     56,829
    Kumho Electric Co., Ltd............................    690     13,936
*   Kumho Industrial Co., Ltd..........................    137      1,470
*   Kumho Investment Bank.............................. 99,956     44,587
    Kumho Petro chemical Co., Ltd......................    931     81,157
*   Kumho Tire Co., Inc................................  9,343    102,554
    Kumkang Kind Co., Ltd..............................    850     51,529
    Kunsul Chemical Industrial Co., Ltd................    960     43,106
    Kwang Dong Pharmaceutical Co., Ltd.................  7,180     66,585
*   Kwang Myung Electric Engineering Co., Ltd..........  4,580     10,298
*   Kyobo Securities Co., Ltd,.........................  5,430     55,247
    Kyung Dong Navien Co., Ltd.........................    590     16,290
    Kyungchang Industrial Co., Ltd.....................  5,099     63,832
    KyungDong City Gas Co., Ltd........................    197     23,353
    Kyungdong Pharm Co., Ltd...........................  1,450     29,546
*   LB Semicon, Inc....................................  4,067      7,518
    LEENO Industrial, Inc..............................  1,048     36,357
    LF Corp............................................  4,880    136,566
    LG Chem, Ltd.......................................  1,616    452,222
    LG Corp............................................ 10,961    734,028
*   LG Display Co., Ltd................................  4,840    158,886
#*  LG Display Co., Ltd. ADR........................... 94,721  1,539,216
    LG Electronics, Inc................................ 18,556  1,374,674
    LG Hausys, Ltd.....................................  1,425    260,905
    LG Household & Health Care, Ltd....................    649    301,405
*   LG Innotek Co., Ltd................................  2,590    313,623
    LG International Corp..............................  4,050    116,829
*   LG Life Sciences, Ltd..............................  1,620     49,757
    LG Uplus Corp...................................... 64,280    591,176

                                     1463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    LIG Insurance Co., Ltd............................. 14,710 $419,151
    Lock & Lock Co., Ltd...............................  3,170   38,673
    Lotte Chemical Corp................................  3,981  671,185
    Lotte Chilsung Beverage Co., Ltd...................     88  158,155
    Lotte Confectionery Co., Ltd.......................    176  358,483
    Lotte Food Co., Ltd................................     89   64,234
    LOTTE Himart Co., Ltd..............................  1,430   94,888
*   Lotte Non-Life Insurance Co., Ltd..................  2,500    8,120
    Lotte Shopping Co., Ltd............................  1,627  501,752
    LS Corp............................................  3,920  276,157
    LS Industrial Systems Co., Ltd.....................  1,605   98,458
*   Lumens Co., Ltd....................................  7,572   60,104
    Macquarie Korea Infrastructure Fund................ 51,254  328,946
*   Macrogen, Inc......................................    656   29,796
    Maeil Dairy Industry Co., Ltd......................  1,665   60,352
    Mando Corp.........................................  3,931  478,923
*   Medipost Co., Ltd..................................    460   25,300
    Medy-Tox, Inc......................................    997  147,626
    MegaStudy Co., Ltd.................................  1,386   80,921
*   Melfas, Inc........................................  5,717   30,677
    Meritz Financial Group, Inc........................  7,827   60,197
    Meritz Fire & Marine Insurance Co., Ltd............ 19,112  247,986
    Meritz Securities Co., Ltd......................... 69,570  196,966
    Mirae Asset Securities Co., Ltd....................  4,516  203,745
    MK Electron Co., Ltd...............................  5,177   26,573
*   MNTech Co., Ltd....................................  5,018   22,021
    Modetour Network, Inc..............................    692   16,533
    Moorim P&P Co., Ltd................................  8,640   35,091
    Motonic Corp.......................................  2,210   32,145
*   Muhak Co., Ltd.....................................  3,546  120,205
    Namhae Chemical Corp...............................  9,970   87,419
    Naver Corp.........................................    717  511,971
    NCSoft Corp........................................  1,673  250,541
*   Neowiz Games Corp..................................  4,290   75,494
*   NEPES Corp.........................................  6,920   43,429
    Nexen Corp.........................................    310   26,373
    Nexen Tire Corp....................................  5,140   82,710
    NH Investment & Securities Co., Ltd................  9,052   66,783
*   NHN Entertainment Corp.............................    306   20,994
    NICE Holdings Co., Ltd.............................  4,060   51,022
    NICE Information Service Co., Ltd..................    130      427
*   NK Co., Ltd........................................  1,680    5,357
    Nong Shim Holdings Co., Ltd........................    792   90,682
    NongShim Co., Ltd..................................    643  163,002
*   OCI Co., Ltd.......................................  2,346  368,559
    OCI Materials Co., Ltd.............................  1,887   85,609
*   OPTRON-TEC, Inc....................................  1,515    6,602
    Orion Corp.........................................    374  340,831
*   Osstem Implant Co., Ltd............................  3,554  117,698
*   Osung LST Co., Ltd.................................  2,355    3,633
    Ottogi Corp........................................    244  126,169
#*  Pan Ocean Co., Ltd.................................  1,452    5,549
    Paradise Co., Ltd..................................  2,315   74,778

                                     1464

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Partron Co., Ltd...................................  8,861 $   86,843
    Poongsan Corp......................................  7,260    209,781
    POSCO ADR.......................................... 18,551  1,499,477
    POSCO Chemtech Co., Ltd............................    461     65,658
    Posco ICT Co., Ltd.................................  7,848     54,237
*   Posco Plantec Co., Ltd.............................  3,608     13,694
*   Power Logics Co., Ltd..............................  6,846     25,411
    Pyeong Hwa Automotive Co., Ltd.....................  3,427     77,839
    RFTech Co., Ltd....................................  4,463     28,774
    S&T Dynamics Co., Ltd..............................  5,750     60,857
    S&T Motiv Co., Ltd.................................  2,830     96,546
    S-1 Corp...........................................  1,719    127,891
    S-MAC Co., Ltd.....................................  7,741     35,612
    S-Oil Corp.........................................  4,657    248,911
    Saeron Automotive Corp.............................  3,700     39,753
*   Sajo Industries Co., Ltd...........................    870     30,743
    Sam Yung Trading Co., Ltd..........................  3,760     73,458
    Samchully Co., Ltd.................................    607     99,171
    SAMHWA Paints Industrial Co., Ltd..................  1,500     22,251
    Samick Musical Instruments Co., Ltd................ 16,530     55,272
    Samick THK Co., Ltd................................  1,380     11,035
    Samjin Pharmaceutical Co., Ltd.....................    380      6,976
    Samkwang Glass.....................................    530     28,887
    Samlip General Foods Co., Ltd......................    205     18,493
    Samsung Electro-Mechanics Co., Ltd................. 17,665  1,076,457
    Samsung Electronics Co., Ltd.......................  6,639  8,592,275
    Samsung Electronics Co., Ltd. GDR..................  4,168  2,671,877
*   Samsung Engineering Co., Ltd.......................  1,437     96,288
    Samsung Fire & Marine Insurance Co., Ltd...........  4,584  1,256,451
    Samsung Heavy Industries Co., Ltd.................. 22,890    614,866
    Samsung Life Insurance Co., Ltd....................  3,127    318,300
    Samsung SDI Co., Ltd...............................  7,572  1,165,923
    Samsung Securities Co., Ltd........................ 12,452    587,066
    Samsung Techwin Co., Ltd...........................  3,840    179,962
    Samyang Foods Co., Ltd.............................    870     22,667
    Samyang Holdings Corp..............................  1,808    134,719
    SAVEZONE I&C CORP..................................  7,320     51,296
    SBS Media Holdings Co., Ltd........................ 17,020     60,216
    Seah Besteel Corp..................................  4,160    144,067
    SeAH Holdings Corp.................................    341     55,370
    SeAH Steel Corp....................................    878     81,169
    Sebang Co., Ltd....................................  4,540     89,220
*   Seegene, Inc.......................................  1,050     60,889
    Sejong Industrial Co., Ltd.........................  4,410     76,241
*   Seohee Construction Co., Ltd....................... 59,786     37,558
    Seoul Semiconductor Co., Ltd.......................  2,704     74,627
*   Sewon Cellontech Co., Ltd..........................  9,690     31,033
    Sewon Precision Industry Co., Ltd..................    410     11,901
    SFA Engineering Corp...............................  2,051     79,451
    Shin Poong Pharmaceutical Co., Ltd.................     --          1
    Shinhan Financial Group Co., Ltd................... 11,050    545,734
    Shinhan Financial Group Co., Ltd. ADR.............. 18,630    920,881
    Shinsegae Co., Ltd.................................  1,834    414,914

                                     1465

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Shinsegae International Co., Ltd...................    500 $   43,830
*   Shinsung Solar Energy Co., Ltd.....................  8,513     10,108
    Silicon Works Co., Ltd.............................  3,171     66,040
    Silla Co., Ltd.....................................  1,850     45,692
*   Simm Tech Co., Ltd................................. 13,169     83,847
*   SK Broadband Co., Ltd.............................. 57,746    212,613
    SK Chemicals Co., Ltd..............................  3,118    196,409
#*  SK Communications Co., Ltd.........................  5,796     50,514
    SK Gas, Ltd........................................  1,624    175,021
    SK Holdings Co., Ltd...............................  7,363  1,247,116
*   SK Hynix, Inc...................................... 23,180  1,008,552
    SK Innovation Co., Ltd.............................  5,204    518,344
*   SK Networks Co., Ltd............................... 32,770    356,678
*   SK Securities Co., Ltd............................. 97,610     97,339
    SK Telecom Co., Ltd................................    191     49,030
    SK Telecom Co., Ltd. ADR...........................  6,000    169,860
    SKC Co., Ltd.......................................  5,040    176,421
    SL Corp............................................  5,700    115,122
*   SM Entertainment Co................................  2,832     91,340
    Songwon Industrial Co., Ltd........................  2,850     23,774
    Soulbrain Co., Ltd.................................  2,878     91,215
*   Ssangyong Cement Industrial Co., Ltd...............  4,260     39,940
*   STS Semiconductor & Telecommunications............. 13,061     37,106
#*  STX Corp...........................................  1,782      1,781
*   STX Engine Co., Ltd................................  4,720     16,118
    Suheung Co., Ltd...................................    930     42,765
    Sung Kwang Bend Co., Ltd...........................  4,521     87,100
*   Sungchang Enterprise Holdings, Ltd.................  1,650     38,150
*   Sungshin Cement Co., Ltd...........................  3,440     32,237
    Sungwoo Hitech Co., Ltd............................ 12,109    168,476
*   Suprema, Inc.......................................  1,355     33,393
*   Synopex, Inc....................................... 20,990     33,248
    Taekwang Industrial Co., Ltd.......................    100    135,391
*   Taewoong Co., Ltd..................................  3,281     72,480
*   Taeyoung Engineering & Construction Co., Ltd....... 14,580     81,078
#*  Taihan Electric Wire Co., Ltd...................... 20,377     42,080
    Tongyang Life Insurance............................  9,040     88,214
*   Top Engineering Co., Ltd...........................  1,477      5,828
*   Toray Chemical Korea, Inc..........................    460      4,934
    TS Corp............................................  1,160     37,004
    Uju Electronics Co., Ltd...........................    629      7,015
    Unid Co., Ltd......................................  1,490     96,290
    Vieworks Co., Ltd..................................    893     25,840
*   WeMade Entertainment Co., Ltd......................    537     19,506
*   WillBes & Co. (The)................................ 12,360     15,907
*   Wonik IPS Co., Ltd.................................  8,326     91,868
    Woojeon & Handan Co., Ltd..........................  5,947     21,134
*   Woongjin Holdings Co., Ltd......................... 20,020     50,300
*   Woongjin Thinkbig Co., Ltd.........................  2,400     16,105
    Wooree ETI Co., Ltd................................  9,835     17,920
*   Woori Finance Holdings Co., Ltd.................... 34,860    469,707
*   Woori Finance Holdings Co., Ltd. ADR...............  1,175     47,292
    Woori Investment & Securities Co., Ltd............. 12,483    135,682

                                     1466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    Y G-1 Co., Ltd.....................................   4,426 $    41,069
    YG Entertainment, Inc..............................   1,175      40,676
    Youlchon Chemical Co., Ltd.........................   1,990      25,047
    Young Poong Corp...................................     198     260,912
    Youngone Corp......................................   8,136     335,568
    Youngone Holdings Co., Ltd.........................   2,034     154,523
    Yuhan Corp.........................................   1,428     244,666
                                                                -----------
TOTAL SOUTH KOREA......................................          82,860,729
                                                                -----------
SPAIN -- (2.0%)
    Abengoa SA.........................................  11,833      68,199
    Abengoa SA Class B................................. 166,205     883,620
    Abertis Infraestructuras SA........................  28,700     629,020
    Acciona SA.........................................   7,640     626,517
    Acerinox SA........................................  24,189     402,546
    ACS Actividades de Construccion y Servicios SA.....  10,631     464,884
    Adveo Group International SA.......................   1,759      42,425
*   Almirall SA........................................   9,125     139,480
    Amadeus IT Holding SA Class A......................  22,329     878,661
    Atresmedia Corp de Medios de Comunicacion SA.......   9,022     132,204
    Banco Bilbao Vizcaya Argentaria SA................. 103,536   1,272,736
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR... 159,880   1,964,928
    Banco de Sabadell SA............................... 567,939   1,843,629
    Banco Popular Espanol SA........................... 229,021   1,397,614
    Banco Santander SA................................. 437,675   4,397,447
#   Banco Santander SA Sponsored ADR................... 187,814   1,872,506
*   Bankia SA.......................................... 297,327     582,482
    Bankinter SA....................................... 119,138   1,028,712
*   Baron de Ley.......................................     336      33,502
    Bolsas y Mercados Espanoles SA.....................  15,337     696,806
    CaixaBank SA....................................... 140,894     847,224
#*  Caja de Ahorros del Mediterraneo...................   4,397          --
    Cie Automotive SA..................................   6,443      90,719
    Construcciones y Auxiliar de Ferrocarriles SA......     239      99,258
*   Deoleo SA.......................................... 133,169      72,175
    Distribuidora Internacional de Alimentacion SA.....  42,274     350,398
    Duro Felguera SA...................................  16,567     103,769
    Ebro Foods SA......................................  12,200     249,318
    Elecnor SA.........................................   4,850      69,268
    Enagas SA..........................................  35,500   1,181,070
    Ence Energia y Celulosa SA.........................  34,147      72,705
*   Ercros SA..........................................  16,413      10,779
    Faes Farma SA......................................  37,497     104,133
    Ferrovial SA.......................................  37,425     784,136
    Fluidra SA.........................................   4,609      19,944
*   Fomento de Construcciones y Contratas SA...........  13,309     288,241
*   Gamesa Corp. Tecnologica SA........................  70,758     886,048
    Gas Natural SDG SA.................................  33,472   1,028,352
    Grifols SA.........................................  11,550     521,342
    Grupo Catalana Occidente SA........................  11,982     419,981
*   Grupo Ezentis SA...................................  30,793      29,422
    Iberdrola SA....................................... 375,479   2,793,448
    Inditex SA.........................................  24,525     716,448

                                     1467

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Indra Sistemas SA..................................  31,963 $   494,338
*   Jazztel P.L.C......................................  48,238     648,156
    Mapfre SA.......................................... 183,552     706,010
*   Mediaset Espana Comunicacion SA....................  53,128     619,665
    Melia Hotels International SA......................  14,731     170,875
    Miquel y Costas & Miquel SA........................   1,408      55,513
*   Natra SA...........................................  13,809      32,625
*   NH Hotel Group SA..................................  37,446     202,470
    Obrascon Huarte Lain SA............................  13,193     497,982
    Papeles y Cartones de Europa SA....................  12,037      68,880
*   Pescanova SA.......................................   2,936          --
*   Promotora de Informaciones SA Class A.............. 188,894      86,163
    Prosegur Cia de Seguridad SA.......................  34,517     232,863
*   Realia Business SA.................................  20,311      31,911
    Red Electrica Corp. SA.............................  11,186     961,205
    Repsol SA..........................................  67,840   1,691,768
    Repsol SA Sponsored ADR............................  41,596   1,033,661
*   Sacyr SA...........................................  61,369     345,946
    Tecnicas Reunidas SA...............................   5,585     313,945
*   Telecomunicaciones y Energia.......................   8,716      17,321
    Telefonica SA...................................... 108,999   1,776,956
    Telefonica SA Sponsored ADR........................  43,078     699,587
    Tubacex SA.........................................  36,604     190,834
    Tubos Reunidos SA..................................  23,354      82,550
    Vidrala SA.........................................   3,415     165,525
    Viscofan SA........................................   7,707     431,847
*   Vocento SA.........................................   6,696      15,602
    Zardoya Otis SA....................................  20,165     308,423
*   Zeltia SA..........................................  32,133     123,070
                                                                -----------
TOTAL SPAIN............................................          42,101,787
                                                                -----------
SWEDEN -- (2.3%)
    AAK AB.............................................   7,868     448,222
    Acando AB..........................................  11,914      20,617
*   Active Biotech AB..................................   2,646      11,521
    AddTech AB Class B.................................   4,134      65,616
    AF AB Class B......................................  14,876     248,785
    Alfa Laval AB......................................  20,557     466,815
    Assa Abloy AB Class B..............................  22,199   1,090,755
    Atlas Copco AB Class A.............................  15,877     473,688
    Atlas Copco AB Class B.............................   9,205     248,414
    Avanza Bank Holding AB.............................   3,358     118,789
    Axfood AB..........................................   3,603     183,700
    Axis Communications AB.............................   8,314     261,028
    B&B Tools AB Class B...............................   5,450     126,762
    Beijer Alma AB.....................................   3,599     101,493
    Beijer Electronics AB..............................   1,176      10,343
    Beijer Ref AB Class B..............................   2,908      61,548
    Betsson AB.........................................  11,976     415,459
    Bilia AB Class A...................................   8,813     238,987
    BillerudKorsnas AB.................................  42,063     621,392
    BioGaia AB Class B.................................   1,910      50,609
    Bjoern Borg AB.....................................   4,436      14,472

                                     1468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Boliden AB......................................... 68,765 $1,114,002
    Byggmax Group AB................................... 19,469    158,472
    Castellum AB....................................... 31,116    522,107
*   CDON Group AB......................................  5,064     18,554
    Clas Ohlson AB Class B.............................  5,206     99,019
*   Cloetta AB Class B.................................  6,849     20,476
    Concentric AB...................................... 13,233    174,596
    Corem Property Group AB Class B....................  1,440      5,099
    Dios Fastigheter AB................................  9,517     78,106
    Duni AB............................................  8,871    121,840
    Electrolux AB Series B............................. 43,531  1,079,657
#   Elekta AB Class B.................................. 27,690    339,294
    Enea AB............................................  6,373     51,280
*   Eniro AB........................................... 35,735    114,462
    Fabege AB.......................................... 26,683    365,022
*   Fastighets AB Balder...............................  6,448     81,851
    FinnvedenBulten AB.................................  4,493     43,121
    Getinge AB Class B................................. 20,538    502,364
    Gunnebo AB......................................... 11,036     65,249
    Haldex AB.......................................... 16,177    212,699
    Hennes & Mauritz AB Class B........................ 21,987    898,860
    Hexagon AB Class B................................. 32,386  1,004,323
    Hexpol AB..........................................  5,500    462,038
    HIQ International AB............................... 11,814     63,522
    Holmen AB Class B.................................. 16,575    558,207
    Hufvudstaden AB Class A............................  6,318     86,594
    Husqvarna AB Class A............................... 20,121    158,345
    Husqvarna AB Class B............................... 88,274    696,255
    ICA Gruppen AB..................................... 16,701    519,342
    Industrial & Financial Systems Class B.............  3,666    119,982
    Indutrade AB.......................................  6,476    288,309
    Intrum Justitia AB................................. 14,799    452,853
    JM AB.............................................. 23,264    736,087
*   Kambi Group P.L.C. Class B.........................  5,257     31,169
*   KappAhl AB......................................... 16,275     90,641
    Klovern AB.........................................  9,524     47,383
    KNOW IT AB.........................................  7,176     63,345
    Kungsleden AB...................................... 24,285    170,413
    Lagercrantz AB Class B.............................  3,024     65,463
*   Lindab International AB............................ 18,482    174,122
    Loomis AB Class B.................................. 16,817    499,733
*   Lundin Petroleum AB................................ 27,026    484,405
    Meda AB Class A.................................... 59,494    959,233
#*  Medivir AB Class B.................................  6,391    111,428
    Mekonomen AB.......................................  1,820     41,819
    Millicom International Cellular SA.................  5,820    495,173
    Modern Times Group AB Class B...................... 11,891    463,223
    MQ Holding AB......................................  7,306     31,175
    Mycronic AB........................................ 28,090     70,242
    NCC AB Class A.....................................  2,685     84,155
    NCC AB Class B..................................... 25,519    797,394
    Nederman Holding AB................................     53      1,243
    Net Entertainment NE AB............................  5,323    132,485

                                     1469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    New Wave Group AB Class B..........................  15,359 $   86,610
    Nibe Industrier AB Class B.........................  15,558    416,510
    Nobia AB...........................................  40,048    305,827
    Nolato AB Class B..................................   9,378    229,276
    Nordea Bank AB..................................... 200,495  2,688,793
    Nordnet AB Class B.................................  25,543    102,226
#*  Orexo AB...........................................   3,272     66,416
    Oriflame Cosmetics SA..............................   2,373     51,379
*   PA Resources AB....................................   1,989      1,842
    Peab AB............................................  51,796    365,110
*   Pricer AB Class B..................................  33,823     25,181
    Proffice AB Class B................................  13,012     47,907
    Ratos AB Class B...................................   3,401     27,748
    ReadSoft AB Class B................................     781      5,811
*   Rezidor Hotel Group AB.............................  18,085    101,006
    Saab AB Class B....................................  16,440    449,349
    Sagax AB Class B...................................   4,530     24,130
    Sandvik AB.........................................  83,367  1,048,676
#*  SAS AB.............................................  49,484     90,611
    Securitas AB Class B...............................  69,799    811,535
    Semcon AB..........................................   3,284     28,792
    Skandinaviska Enskilda Banken AB Class A........... 110,677  1,481,629
    Skandinaviska Enskilda Banken AB Class C...........     886     11,427
    Skanska AB Class B.................................  72,846  1,513,632
    SKF AB Class A.....................................   1,436     33,925
    SKF AB Class B.....................................  28,525    672,396
    SkiStar AB.........................................   3,440     39,564
#*  SSAB AB Class B....................................  28,975    254,011
    Svenska Cellulosa AB Class A.......................   5,638    139,933
    Svenska Cellulosa AB Class B.......................  79,422  1,955,849
    Svenska Handelsbanken AB Class A...................  26,976  1,299,175
    Svenska Handelsbanken AB Class B...................     808     37,125
    Sweco AB Class B...................................   3,342     54,520
    Swedbank AB Class A................................  71,036  1,819,773
    Swedish Match AB...................................  18,087    592,051
*   Swedish Orphan Biovitrum AB........................  25,167    302,573
    Systemair AB.......................................     682     10,754
    Tele2 AB Class B................................... 116,877  1,425,836
    Telefonaktiebolaget LM Ericsson Class A............  12,842    151,000
    Telefonaktiebolaget LM Ericsson Class B............ 123,302  1,535,341
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  90,500  1,124,915
    TeliaSonera AB..................................... 197,026  1,475,671
#   TradeDoubler AB....................................  13,109     17,244
*   Transcom WorldWide SA..............................  83,981     14,658
    Transmode AB.......................................     682      7,081
    Trelleborg AB Class B..............................  56,922  1,090,150
    Unibet Group P.L.C.................................   7,951    386,898
    Vitrolife AB.......................................   4,005     64,887
    Volvo AB Class A...................................  32,685    408,121
    Volvo AB Class B................................... 121,612  1,484,725
    Volvo AB Sponsored ADR.............................   1,200     14,748
    Wallenstam AB Class B..............................  16,952    280,784

                                     1470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Wihlborgs Fastigheter AB...........................   9,465 $   176,122
                                                                -----------
TOTAL SWEDEN...........................................          48,156,499
                                                                -----------
SWITZERLAND -- (5.1%)
    ABB, Ltd........................................... 141,970   3,265,007
    ABB, Ltd. Sponsored ADR............................  55,400   1,274,200
    Actelion, Ltd......................................  10,350   1,243,096
    Adecco SA..........................................  23,752   1,776,615
    AFG Arbonia-Forster Holding AG.....................   3,805     102,761
    Allreal Holding AG.................................   3,692     505,546
    Alpiq Holding AG...................................     648      68,007
    ams AG.............................................  12,535     446,982
    APG SGA SA.........................................     269      85,908
    Aryzta AG..........................................  22,161   2,004,474
    Ascom Holding AG...................................  19,142     280,137
    Autoneum Holding AG................................   1,294     221,410
    Bachem Holding AG Class B..........................     894      48,958
    Baloise Holding AG.................................  12,070   1,453,291
    Bank Coop AG.......................................   1,545      75,366
    Banque Cantonale de Geneve.........................     133      30,903
    Banque Cantonale Vaudoise..........................     394     209,823
    Barry Callebaut AG.................................     321     394,709
*   Basilea Pharmaceutica..............................     581      62,553
    Basler Kantonalbank................................     198      14,798
    Belimo Holding AG..................................      53     140,243
    Bell AG............................................      22      56,766
    Bellevue Group AG..................................     767      10,824
    Berner Kantonalbank AG.............................   1,080     224,116
    BKW AG.............................................   2,520      89,398
    Bobst Group SA.....................................   2,987     139,419
    Bossard Holding AG Class A.........................   1,456     169,429
    Bucher Industries AG...............................   2,306     693,257
    Burckhardt Compression Holding AG..................     583     304,046
    Burkhalter Holding AG..............................     533      47,195
    Calida Holding AG..................................   1,107      41,403
    Carlo Gavazzi Holding AG...........................      41      10,776
*   Charles Voegele Holding AG.........................   1,422      24,414
    Cie Financiere Richemont SA........................  25,724   2,441,007
    Cie Financiere Tradition SA........................     475      22,583
    Clariant AG........................................  77,364   1,440,276
    Coltene Holding AG.................................     804      48,445
    Conzzeta AG........................................      35     140,167
    Credit Suisse Group AG.............................  73,018   1,980,814
    Credit Suisse Group AG Sponsored ADR...............  66,462   1,801,120
    Daetwyler Holding AG...............................   1,803     252,471
    DKSH Holding AG....................................   3,011     217,272
*   Dufry AG...........................................   6,189   1,059,877
    Edmond de Rothschild Suisse SA.....................       1      16,008
    EFG International AG...............................  14,116     168,381
    Emmi AG............................................     617     212,598
    EMS-Chemie Holding AG..............................     886     381,771
    Energiedienst Holding AG...........................   1,334      45,517
    Flughafen Zuerich AG...............................   1,373     854,544

                                     1471

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Forbo Holding AG...................................     467 $   456,027
    Galenica AG........................................     942     848,188
    GAM Holding AG.....................................  35,625     644,878
    Gategroup Holding AG...............................   8,749     221,387
    Geberit AG.........................................   3,490   1,169,415
    Georg Fischer AG...................................   1,452     959,521
    Givaudan SA........................................     993   1,624,142
    Gurit Holding AG...................................     219     102,870
    Helvetia Holding AG................................   1,568     764,035
    Holcim, Ltd........................................  26,622   2,130,199
    Huber & Suhner AG..................................     504      24,936
    Implenia AG........................................   3,191     187,832
    Inficon Holding AG.................................     385     123,620
    Interroll Holding AG...............................     127      79,354
    Intershop Holdings AG..............................     281     109,002
    Julius Baer Group, Ltd.............................  34,129   1,447,824
    Kaba Holding AG Class B............................     937     453,354
    Kardex AG..........................................   2,423     111,137
    Komax Holding AG...................................   1,805     277,805
    Kudelski SA........................................  18,111     307,402
    Kuehne + Nagel International AG....................   2,593     345,797
    Kuoni Reisen Holding AG............................   1,062     359,252
    LEM Holding SA.....................................      68      57,061
    Liechtensteinische Landesbank AG...................     270      11,742
*   LifeWatch AG.......................................   2,051      20,282
    Lindt & Spruengli AG...............................       5     311,627
    Logitech International SA..........................  30,755     451,079
    Lonza Group AG.....................................  14,498   1,607,736
    Luzerner Kantonalbank AG...........................     753     292,461
    Metall Zug AG......................................      47     133,205
#*  Meyer Burger Technology AG.........................  22,889     269,149
    Micronas Semiconductor Holding AG..................  10,500      85,833
*   Mobilezone Holding AG..............................   4,831      53,939
    Mobimo Holding AG..................................   1,695     344,184
*   Myriad Group AG....................................   8,397      22,150
    Nestle SA.......................................... 281,158  20,816,939
    Nobel Biocare Holding AG...........................  12,275     215,436
    Novartis AG........................................   9,303     809,348
    Novartis AG ADR.................................... 117,451  10,211,190
    OC Oerlikon Corp. AG...............................  24,094     325,156
*   Orell Fuessli Holding AG...........................     152      16,557
    Orior AG...........................................   1,175      73,594
    Panalpina Welttransport Holding AG.................   1,841     250,650
    Partners Group Holding AG..........................   2,070     518,898
    Phoenix Mecano AG..................................     139      82,410
    PSP Swiss Property AG..............................   2,990     264,336
    PubliGroupe AG.....................................     129      30,146
    Rieter Holding AG..................................   1,231     285,245
    Roche Holding AG(7108918)..........................     599     170,887
    Roche Holding AG(7110388)..........................  17,635   5,117,775
    Romande Energie Holding SA.........................      49      58,919
    Schaffner Holding AG...............................     144      47,500
    Schindler Holding AG...............................   1,376     203,815

                                     1472

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
SWITZERLAND -- (Continued)
*   Schmolz + Bickenbach AG............................ 183,032 $    276,599
    Schweiter Technologies AG..........................     307      214,709
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................   4,135      367,924
    SGS SA.............................................     275      599,072
    Siegfried Holding AG...............................   1,064      185,851
    Sika AG............................................     398    1,548,226
    Sonova Holding AG..................................   1,621      251,505
    St Galler Kantonalbank AG..........................     653      248,522
    Straumann Holding AG...............................     472      111,375
    Sulzer AG..........................................   5,816      769,068
    Swatch Group AG (The)(7184725).....................   3,316    1,768,364
    Swatch Group AG (The)(7184736).....................   6,298      630,660
    Swiss Life Holding AG..............................   8,107    1,874,730
    Swiss Re AG........................................  46,425    3,946,473
    Swisscom AG........................................   1,386      769,508
*   Swisslog Holding AG................................  61,788       76,718
    Swissquote Group Holding SA........................   2,565       84,663
    Syngenta AG ADR....................................  13,102      929,456
    Tamedia AG.........................................     430       58,453
    Tecan Group AG.....................................   1,906      215,987
    Temenos Group AG...................................  14,082      503,393
*   Tornos Holding AG..................................   1,468        9,700
    U-Blox AG..........................................   1,839      238,005
    UBS AG(B18YFJ4)....................................  68,371    1,174,718
    UBS AG(H89231338).................................. 159,324    2,735,593
    Valiant Holding AG.................................   1,958      186,038
    Valora Holding AG..................................     970      234,468
    Vetropack Holding AG...............................      57       99,342
*   Von Roll Holding AG................................  14,867       27,892
    Vontobel Holding AG................................   6,359      227,718
    VP Bank AG.........................................     851       73,577
*   Walter Meier AG....................................     480       25,010
    Ypsomed Holding AG.................................     537       47,585
    Zehnder Group AG...................................   2,160       85,551
*   Zueblin Immobilien Holding AG......................   4,474        9,883
    Zug Estates Holding AG.............................      36       46,383
    Zuger Kantonalbank AG..............................      25      124,954
    Zurich Insurance Group AG..........................   9,956    2,892,314
                                                                ------------
TOTAL SWITZERLAND......................................          106,175,894
                                                                ------------
TAIWAN -- (3.8%)
#   A-DATA Technology Co., Ltd.........................  69,000      163,352
    Ability Enterprise Co., Ltd........................ 189,530      141,387
    AcBel Polytech, Inc................................ 108,540      174,828
    Accton Technology Corp............................. 197,929      118,971
#*  Acer, Inc.......................................... 647,810      513,419
    ACES Electronic Co., Ltd...........................   6,000        8,390
    ACHEM Technology Corp..............................  61,579       38,870
#*  Acme Electronics Corp..............................  19,000       29,301
    Acter Co., Ltd.....................................  10,000       31,481
*   Action Electronics Co., Ltd........................  61,921       13,049
    Actron Technology Corp.............................  15,000       59,676
    Adlink Technology, Inc.............................  18,190       46,026

                                     1473

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Advanced Ceramic X Corp............................     8,000 $   37,561
*   Advanced Connectek, Inc............................    40,000     15,471
    Advanced Semiconductor Engineering, Inc............   509,644    605,250
    Advanced Semiconductor Engineering, Inc. ADR.......    36,804    220,456
#*  Advanced Wireless Semiconductor Co.................    71,000     58,591
    Advancetek Enterprise Co., Ltd.....................    36,000     37,212
    Advantech Co., Ltd.................................    28,600    222,508
#*  AGV Products Corp..................................   236,969     77,123
    Airtac International Group.........................     3,000     28,181
    ALI Corp...........................................    66,000     64,900
    Allis Electric Co., Ltd............................     8,000      2,437
    Alpha Networks, Inc................................   128,000     89,854
#*  Altek Corp.........................................   149,498    119,044
    Ambassador Hotel (The).............................    55,000     53,381
    AMPOC Far-East Co., Ltd............................    24,000     23,033
    AmTRAN Technology Co., Ltd.........................   314,823    233,251
    Anpec Electronics Corp.............................    35,000     33,345
    Apacer Technology, Inc.............................    25,450     27,296
    APCB, Inc..........................................    39,000     29,377
    Apex Biotechnology Corp............................    31,226     62,195
    Arcadyan Technology Corp...........................    25,561     39,370
    Ardentec Corp......................................   136,780    116,549
*   Arima Communications Corp..........................    58,708     29,490
    Asia Cement Corp...................................   251,009    348,678
*   Asia Optical Co., Inc..............................    90,000    125,133
#   Asia Plastic Recycling Holding, Ltd................    22,807     32,930
    Asia Polymer Corp..................................    99,000     78,440
    Asia Vital Components Co., Ltd.....................    82,053     65,044
    ASROCK, Inc........................................     6,000     23,099
    Asustek Computer, Inc..............................    79,502    840,126
    Aten International Co., Ltd........................    35,000     93,812
    AU Optronics Corp.................................. 2,271,980  1,023,806
    AU Optronics Corp. Sponsored ADR...................    21,622     95,569
    Audix Corp.........................................    16,000     18,296
    Aurora Corp........................................    33,000     58,199
    AV Tech Corp.......................................    12,000     27,679
    Avermedia Technologies.............................    35,000     14,752
    Bank of Kaohsiung Co., Ltd.........................    56,753     18,457
    BenQ Materials Corp................................    32,000     45,353
    BES Engineering Corp...............................   541,000    146,160
#   Bizlink Holding, Inc...............................    30,447    121,416
    Boardtek Electronics Corp..........................    47,000     49,017
    C Sun Manufacturing, Ltd...........................    26,000     20,671
#   Capella Microsystems Taiwan, Inc...................    14,591     66,236
    Career Technology MFG. Co., Ltd....................    96,000    127,321
    Carnival Industrial Corp...........................    28,000      7,882
    Catcher Technology Co., Ltd........................    59,360    485,175
    Cathay Financial Holding Co., Ltd..................   365,692    608,509
    Cathay Real Estate Development Co., Ltd............   309,000    175,024
#*  Center Laboratories, Inc...........................    16,933     66,217
    Central Reinsurance Co., Ltd.......................    28,560     15,307
    Champion Building Materials Co., Ltd...............    74,526     26,812
    Chang Hwa Commercial Bank..........................   624,975    409,118

                                     1474

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Chang Wah Electromaterials, Inc....................     8,682 $ 21,713
    Channel Well Technology Co., Ltd...................    31,000   18,795
    Charoen Pokphand Enterprise........................    64,000   60,096
#   Chaun-Choung Technology Corp.......................    25,000   83,313
    CHC Resources Corp.................................    22,000   53,874
    Chen Full International Co., Ltd...................    17,000   21,812
    Chenbro Micom Co., Ltd.............................    14,000   29,069
    Cheng Loong Corp...................................   244,360  101,020
    Cheng Shin Rubber Industry Co., Ltd................    97,341  244,049
    Cheng Uei Precision Industry Co., Ltd..............   131,051  243,960
*   Chenming Mold Industry Corp........................    20,000   26,710
    Chia Chang Co., Ltd................................    24,000   30,173
*   Chia Hsin Cement Corp..............................         1       --
    Chicony Electronics Co., Ltd.......................    68,358  189,368
    Chien Kuo Construction Co., Ltd....................    75,250   34,379
    Chilisin Electronics Corp..........................    18,400   17,809
    Chimei Materials Technology Corp...................    62,000   73,728
    Chin-Poon Industrial Co., Ltd......................   126,126  226,807
*   China Airlines, Ltd................................   895,019  303,348
    China Chemical & Pharmaceutical Co., Ltd...........    99,000   74,296
    China Development Financial Holding Corp........... 1,704,573  563,492
    China Ecotek Corp..................................    11,000   26,995
*   China Electric Manufacturing Corp..................    73,000   28,665
    China General Plastics Corp........................   129,396   63,234
    China Glaze Co., Ltd...............................    29,599   14,949
    China Life Insurance Co., Ltd......................   445,653  425,045
    China Metal Products...............................   102,246  124,670
#   China Petrochemical Development Corp...............   662,031  269,017
    China Steel Chemical Corp..........................     8,000   50,500
#   China Steel Corp...................................   679,296  585,917
    China Steel Structure Co., Ltd.....................    24,000   23,656
    China Synthetic Rubber Corp........................   170,224  167,635
*   China Wire & Cable Co., Ltd........................    61,000   26,325
    Chinese Maritime Transport, Ltd....................    41,000   47,123
#   Chipbond Technology Corp...........................   155,000  250,517
#   Chong Hong Construction Co.........................    61,625  168,142
#   Chroma ATE, Inc....................................    65,560  173,753
    Chun Yuan Steel....................................   160,570   64,815
    Chung Hsin Electric & Machinery Manufacturing Corp.   144,000  101,142
*   Chung Hung Steel Corp..............................   221,212   59,157
*   Chung Hwa Pulp Corp................................   161,470   50,704
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.....    11,000   15,290
*   Chunghwa Picture Tubes, Ltd........................   951,656   56,527
    Chunghwa Telecom Co., Ltd..........................    74,727  227,960
#   Chunghwa Telecom Co., Ltd. ADR.....................     3,011   91,113
    Cleanaway Co., Ltd.................................     6,000   34,863
    Clevo Co...........................................    71,401  131,473
#*  CMC Magnetics Corp................................. 1,081,000  169,579
    Collins Co., Ltd...................................    54,802   20,505
    Compal Electronics, Inc............................ 1,063,747  979,144
    Compeq Manufacturing Co., Ltd......................   335,000  197,885
*   Concord Securities Corp............................    78,000   22,243
    Continental Holdings Corp..........................   124,000   49,976

                                     1475

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
*   Coretronic Corp....................................   249,000 $295,366
*   Cosmos Bank Taiwan.................................   129,195   65,774
    Coxon Precise Industrial Co., Ltd..................    27,000   48,511
    CSBC Corp. Taiwan..................................    45,740   27,350
    CTBC Financial Holding Co., Ltd....................   788,134  551,627
    CTCI Corp..........................................   134,444  222,477
    Cub Elecparts, Inc.................................     4,000   45,554
    CviLux Corp........................................    15,000   25,163
    Cyberlink Corp.....................................    23,535   76,766
    CyberTAN Technology, Inc...........................    42,424   41,841
    D-Link Corp........................................   210,062  149,972
    DA CIN Construction Co., Ltd.......................    36,000   27,066
    Dafeng TV, Ltd.....................................     8,200   14,187
#*  Danen Technology Corp..............................    65,000   29,371
    Darfon Electronics Corp............................    51,000   34,868
    Daxin Materials Corp...............................    24,000   44,087
#*  Delpha Construction Co., Ltd.......................    53,321   24,740
    Delta Electronics, Inc.............................    45,320  307,969
    Depo Auto Parts Ind Co., Ltd.......................    32,000  125,757
*   Dynamic Electronics Co., Ltd.......................    68,183   34,962
    Dynapack International Technology Corp.............    27,000   74,990
#*  E Ink Holdings, Inc................................   277,000  174,979
    E-Lead Electronic Co., Ltd.........................    21,000   47,726
    E-LIFE MALL Corp...................................    18,000   37,593
#*  E-Ton Solar Tech Co., Ltd..........................    60,022   39,053
    E.Sun Financial Holding Co., Ltd................... 1,040,611  692,035
    Eastern Media International Corp...................   136,330   56,081
    Eclat Textile Co., Ltd.............................    33,308  369,414
    Edimax Technology Co., Ltd.........................    52,313   23,749
#   eGalax_eMPIA Technology, Inc.......................    21,420   54,230
    Elan Microelectronics Corp.........................   104,000  168,458
    Elite Advanced Laser Corp..........................    13,000   54,549
    Elite Material Co., Ltd............................    84,162   96,080
    Elite Semiconductor Memory Technology, Inc.........    70,000  110,687
    Elitegroup Computer Systems Co., Ltd...............   168,100  118,362
#   eMemory Technology, Inc............................    13,000  118,099
    ENG Electric Co., Ltd..............................    50,000   40,466
    EnTie Commercial Bank..............................   112,000   54,088
*   Entire Technology Co., Ltd.........................    28,000   28,431
*   Episil Technologies, Inc...........................   131,000   51,167
#   Epistar Corp.......................................   235,169  512,009
    Eternal Materials Co., Ltd.........................   182,140  212,010
*   Etron Technology, Inc..............................   155,000   77,965
*   Eva Airways Corp...................................   382,380  188,455
    Evergreen International Storage & Transport Corp...   209,000  136,070
*   Evergreen Marine Corp. Taiwan, Ltd.................   441,399  253,287
    Everlight Chemical Industrial Corp.................    99,477  118,739
#   Everlight Electronics Co., Ltd.....................   105,225  237,386
#   Everspring Industry Co., Ltd.......................    16,000   22,291
    Excelsior Medical Co., Ltd.........................    19,172   37,056
    Far Eastern Department Stores, Ltd.................   245,343  249,001
*   Far Eastern International Bank.....................         1       --
    Far Eastern New Century Corp.......................   381,225  425,988

                                     1476

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
    Far EasTone Telecommunications Co., Ltd............ 116,000 $240,623
#   Faraday Technology Corp............................  69,395   86,912
    Farglory Land Development Co., Ltd.................  89,575  125,618
    Federal Corp....................................... 167,650  112,400
    Feng Hsin Iron & Steel Co.......................... 122,000  168,094
    Feng TAY Enterprise Co., Ltd.......................  37,470  107,253
#   Firich Enterprises Co., Ltd........................  39,475  216,624
    First Copper Technology Co., Ltd...................  49,000   16,734
    First Financial Holding Co., Ltd................... 849,650  577,292
    First Hotel........................................  49,097   34,406
    First Insurance Co, Ltd. (The).....................  35,000   20,031
    First Steamship Co., Ltd...........................  83,509   58,544
#   FLEXium Interconnect, Inc..........................  51,588  138,967
    Flytech Technology Co., Ltd........................  15,862   72,386
*   Forhouse Corp......................................  82,000   38,583
    Formosa Advanced Technologies Co., Ltd.............  24,000   18,024
    Formosa Chemicals & Fibre Corp..................... 161,821  393,722
#*  Formosa Epitaxy, Inc............................... 157,000   96,236
    Formosa International Hotels Corp..................   4,400   52,352
*   Formosa Laboratories, Inc..........................  12,191   27,967
    Formosa Optical Technology Co., Ltd................   9,000   28,899
    Formosa Petrochemical Corp.........................  41,000  104,470
    Formosa Plastics Corp.............................. 131,927  337,944
    Formosan Rubber Group, Inc......................... 158,000  151,103
    Formosan Union Chemical............................  67,167   33,548
    Founding Construction & Development Co., Ltd.......  40,619   25,299
    Foxconn Technology Co., Ltd........................ 166,312  411,060
    Foxlink Image Technology Co., Ltd..................  30,000   20,680
    Fubon Financial Holding Co., Ltd................... 521,019  817,904
    Fullerton Technology Co., Ltd......................  19,000   15,948
#   Fulltech Fiber Glass Corp.......................... 120,965   48,926
    Fwusow Industry Co., Ltd...........................  68,394   39,774
    G Shank Enterprise Co., Ltd........................  89,000   75,737
#*  G Tech Optoelectronics Corp........................  45,000   52,986
*   Gamania Digital Entertainment Co., Ltd.............  43,000   46,021
    Gemtek Technology Corp.............................  98,348   89,360
#*  Genesis Photonics, Inc.............................  56,408   42,917
    Genmont Biotech, Inc...............................   5,000    7,196
    GeoVision, Inc.....................................   4,840   19,551
    Getac Technology Corp..............................  95,000   52,797
    Giant Manufacturing Co., Ltd.......................  18,760  153,876
    Gigasolar Materials Corp...........................   3,000   55,815
#*  Gigastorage Corp...................................  91,450   92,180
#*  Gintech Energy Corp................................ 130,394  118,602
    Global Lighting Technologies, Inc..................  13,000   18,375
    Global Mixed Mode Technology, Inc..................  12,000   38,750
    Global Unichip Corp................................  11,000   31,010
*   Globe Union Industrial Corp........................  41,000   23,135
    Gloria Material Technology Corp.................... 150,150  126,546
*   Goldsun Development & Construction Co., Ltd........ 428,624  151,024
    Gourmet Master Co., Ltd............................   8,000   67,735
    Grand Pacific Petrochemical........................ 285,000  166,596
    Grape King Bio, Ltd................................  14,000   66,862

                                     1477

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Great China Metal Industry.........................    26,000 $   29,952
    Great Taipei Gas Co., Ltd..........................    41,000     33,825
    Great Wall Enterprise Co., Ltd.....................   137,252    162,589
#*  Green Energy Technology, Inc.......................    62,581     52,470
*   GTM Corp...........................................    27,000     19,297
    Hannstar Board Corp................................    49,096     21,088
#*  HannStar Display Corp..............................   949,000    368,049
*   HannsTouch Solution, Inc...........................   287,026     81,799
*   Harvatek Corp......................................    22,663     17,613
    Hey Song Corp......................................    83,500     90,593
    Highwealth Construction Corp.......................    75,118    172,705
    Hiroca Holdings, Ltd...............................    12,795     55,004
    Hitron Technology, Inc.............................    42,000     24,756
    Hiwin Technologies Corp............................    11,416    122,690
    Ho Tung Chemical Corp..............................   251,386    109,780
*   Hocheng Corp.......................................    66,000     22,775
    Holiday Entertainment Co., Ltd.....................    12,000     15,693
    Holtek Semiconductor, Inc..........................    35,000     68,019
    Holy Stone Enterprise Co., Ltd.....................    84,878    134,715
    Hon Hai Precision Industry Co., Ltd................   857,498  2,938,378
    Hon Hai Precision Industry Co., Ltd. GDR...........    37,872    258,408
    Hong TAI Electric Industrial.......................    72,000     25,524
    Horizon Securities Co., Ltd........................   142,000     48,333
#   Hota Industrial Manufacturing Co., Ltd.............    21,038     35,250
    Hotai Motor Co., Ltd...............................    28,000    362,650
*   Howarm United Industries Co., Ltd..................    30,000     39,088
    Hsin Kuang Steel Co., Ltd..........................    51,000     31,313
    Hsin Yung Chien Co., Ltd...........................     8,000     33,267
#   HTC Corp...........................................    78,522    342,584
    Hu Lane Associate, Inc.............................    27,431    107,351
    HUA ENG Wire & Cable...............................    39,000     14,479
    Hua Nan Financial Holdings Co., Ltd................   775,992    498,806
    Huaku Development Co., Ltd.........................    75,540    179,377
    Huang Hsiang Construction Co.......................    25,000     32,643
    Hung Poo Real Estate Development Corp..............    73,695     61,174
#   Hung Sheng Construction, Ltd.......................   137,500     92,485
    Hwa Fong Rubber Co., Ltd...........................    95,397     73,453
    I-Chiun Precision Industry Co., Ltd................    61,000     47,562
    I-Sheng Electric Wire & Cable Co., Ltd.............    25,000     35,986
    Ibase Technology, Inc..............................    27,195     53,741
    Ichia Technologies, Inc............................   102,000    152,920
#   IEI Integration Corp...............................    44,625     82,450
    Infortrend Technology, Inc.........................    60,320     34,922
#   Innolux Corp.(B0CC0M5)............................. 1,972,477    930,705
    INNOLUX Corp.()....................................   148,210      8,896
#*  Inotera Memories, Inc..............................   452,634    773,560
    International Games System Co., Ltd................     6,000     30,043
    Inventec Corp......................................   553,945    492,434
    ITE Technology, Inc................................    53,193     62,752
    ITEQ Corp..........................................    79,835     84,532
#*  J Touch Corp.......................................    19,000     15,112
    Jentech Precision Industrial Co., Ltd..............    23,000     68,175
    Jess-Link Products Co., Ltd........................    25,000     28,261

                                     1478

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Jih Sun Financial Holdings Co., Ltd................   316,659 $ 95,458
    Johnson Health Tech Co., Ltd.......................    10,870   28,384
    K Laser Technology, Inc............................    36,000   21,053
    Kao Hsing Chang Iron & Steel.......................    44,850   18,323
#   Kaori Heat Treatment Co., Ltd......................    13,115   34,374
    KD Holding Corp....................................     7,000   40,665
    KEE TAI Properties Co., Ltd........................    63,790   40,232
    Kenda Rubber Industrial Co., Ltd...................   142,083  324,593
    Kenmec Mechanical Engineering Co., Ltd.............    68,000   34,114
    Kerry TJ Logistics Co., Ltd........................    38,000   50,358
    King Slide Works Co., Ltd..........................     9,000  119,109
    King Yuan Electronics Co., Ltd.....................   419,545  343,634
    King's Town Bank...................................   212,000  214,431
    Kingdom Construction Co............................    76,000   73,382
    Kinik Co...........................................    26,000   70,233
    Kinko Optical Co., Ltd.............................    62,000   57,456
*   Kinpo Electronics..................................   338,000  144,071
    Kinsus Interconnect Technology Corp................    50,000  206,709
    KMC Kuei Meng International, Inc...................     4,000   19,437
    KS Terminals, Inc..................................    15,162   21,743
    Kung Long Batteries Industrial Co., Ltd............    26,000   93,552
    Kung Sing Engineering Corp.........................    91,000   39,576
    Kuo Toong International Co., Ltd...................    40,000   65,172
    Kuoyang Construction Co., Ltd......................   147,387   71,354
    Kwong Fong Industries..............................    53,200   33,723
    KYE Systems Corp...................................    67,040   29,865
    LAN FA Textile.....................................    28,922   11,630
    Largan Precision Co., Ltd..........................     5,000  384,120
    LCY Chemical Corp..................................    95,286   78,991
    Leader Electronics, Inc............................    40,000   17,776
    Lealea Enterprise Co., Ltd.........................   216,932   74,127
    LEE CHI Enterprises Co., Ltd.......................    96,000   52,468
    Lelon Electronics Corp.............................    35,000   50,323
*   LES Enphants Co., Ltd..............................        --       --
#   Lextar Electronics Corp............................    93,500   92,127
*   Li Peng Enterprise Co., Ltd........................   145,301   57,619
    Lian HWA Food Corp.................................     7,560   10,847
    Lien Hwa Industrial Corp...........................   217,284  156,941
    Lingsen Precision Industries, Ltd..................   142,000   84,627
    Lite-On Semiconductor Corp.........................    62,000   43,963
    Lite-On Technology Corp............................   406,696  682,338
    Long Bon International Co., Ltd....................   155,000  111,142
    Long Chen Paper Co., Ltd...........................   201,314  105,477
    Longwell Co........................................    23,000   26,952
    Lotes Co., Ltd.....................................    16,000   61,566
    Lumax International Corp., Ltd.....................    26,705   62,673
    Lung Yen Life Service Corp.........................    20,000   56,307
    Macroblock, Inc....................................     4,000    9,639
#*  Macronix International............................. 1,284,909  331,179
    MacroWell OMG Digital Entertainment Co., Ltd.......     6,000   16,060
    Makalot Industrial Co., Ltd........................    28,000  142,423
    Makalot Industrial Co., Lts........................     2,464    3,944
    Masterlink Securities Corp.........................   248,952   87,163

                                     1479

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
    Mayer Steel Pipe Corp..............................  29,700 $ 13,571
    Maywufa Co., Ltd...................................  49,000   24,651
    MediaTek, Inc......................................  25,048  387,646
*   Medigen Biotechnology Corp.........................   6,298   67,743
    Mega Financial Holding Co., Ltd.................... 672,748  590,787
    Mercuries & Associates, Ltd........................  88,322   58,891
*   Mercuries Life Insurance Co., Ltd.................. 106,265   65,218
    Merida Industry Co., Ltd...........................  19,800  154,614
    Merry Electronics Co., Ltd.........................  39,734  197,929
    Micro-Star International Co., Ltd.................. 263,394  403,613
#*  Microbio Co., Ltd..................................  52,881   55,912
#*  Microelectronics Technology, Inc...................  87,213   54,116
    Microlife Corp.....................................   9,000   21,173
#   MIN AIK Technology Co., Ltd........................  17,000   99,427
    Mirle Automation Corp..............................  46,505   44,829
    Mitac Holdings Corp................................ 145,520  122,284
#   Motech Industries, Inc.............................  99,000  132,928
    MPI Corp...........................................  21,000   65,724
    Nak Sealing Technologies Corp......................  10,000   41,325
    Namchow Chemical Industrial Co., Ltd...............  36,000   82,122
    Nan Kang Rubber Tire Co., Ltd......................  91,183  106,168
    Nan Ren Lake Leisure Amusement Co., Ltd............  50,000   24,459
    Nan Ya Plastics Corp............................... 199,187  462,815
*   Nan Ya Printed Circuit Board Corp..................  67,214  104,174
    Nantex Industry Co., Ltd...........................  43,102   24,528
    National Petroleum Co., Ltd........................  67,000   75,384
#   Neo Solar Power Corp............................... 152,640  150,291
#   Netronix, Inc......................................  38,000   84,508
    New Era Electronics Co., Ltd.......................  16,000   19,387
#   Newmax Technology Co., Ltd.........................  12,523   19,280
    Nien Hsing Textile Co., Ltd........................  96,271   86,339
    Novatek Microelectronics Corp......................  74,000  374,640
    Nuvoton Technology Corp............................  19,000   20,300
*   Ocean Plastics Co., Ltd............................  29,000   40,812
#*  Oneness Biotech Co., Ltd...........................  31,000   72,617
    OptoTech Corp...................................... 184,000   89,666
*   Orient Semiconductor Electronics, Ltd.............. 103,000   48,282
    Oriental Union Chemical Corp....................... 146,992  146,849
#   Orise Technology Co., Ltd..........................  15,000   24,373
    Pacific Hospital Supply Co., Ltd...................  24,000   58,889
*   Pan Jit International, Inc......................... 158,940   83,457
    Parade Technologies, Ltd...........................   6,000   75,758
    Paragon Technologies Co., Ltd......................   7,423   16,210
    PChome Online, Inc.................................  11,000  113,170
#   Pegatron Corp...................................... 408,261  773,627
*   PharmaEngine, Inc..................................   6,000   49,806
#   Phihong Technology Co., Ltd........................ 136,000   92,860
    Phison Electronics Corp............................  39,000  285,784
    Phoenix Tours International, Inc...................   7,000   11,424
#*  Phytohealth Corp...................................  30,000   38,482
#*  Pihsiang Machinery Manufacturing Co., Ltd..........  29,000   45,807
    Pixart Imaging, Inc................................  28,000   79,420
    Polytronics Technology Corp........................   8,000   19,265

                                     1480

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Portwell, Inc......................................    18,000 $ 21,183
    Posiflex Technology, Inc...........................     8,040   48,727
    Pou Chen Corp......................................   416,528  465,588
#*  Power Quotient International Co., Ltd..............    50,000   26,933
*   Powercom Co., Ltd..................................    16,150    3,675
    Powertech Technology, Inc..........................   195,900  326,842
    Poya Co., Ltd......................................     9,160   53,220
    President Chain Store Corp.........................    25,768  204,985
    President Securities Corp..........................   169,422   95,990
    Prime Electronics Satellitics, Inc.................    29,400   16,728
*   Prince Housing & Development Corp..................        --       --
    Promate Electronic Co., Ltd........................    59,000   72,063
#   Promise Technology, Inc............................    34,874   45,421
*   Qisda Corp.........................................   618,875  305,257
    Quanta Computer, Inc...............................    97,007  270,933
*   Quintain Steel Co., Ltd............................    73,000   16,086
    Radiant Opto-Electronics Corp......................    59,782  248,308
#   Radium Life Tech Co., Ltd..........................   195,532  140,548
    Ralec Electronic Corp..............................     8,000   14,879
    Realtek Semiconductor Corp.........................    77,098  244,178
    Rechi Precision Co., Ltd...........................    75,185   77,994
    Rich Development Co., Ltd..........................   222,814   98,072
    Richtek Technology Corp............................    22,000  126,910
#*  Ritek Corp.........................................   908,759  136,224
    Ruentex Development Co., Ltd.......................   105,550  189,102
    Ruentex Engineering & Construction Co..............    13,000   25,777
    Ruentex Industries, Ltd............................   105,501  265,608
#   Run Long Construction Co., Ltd.....................    17,000   16,548
    San Fang Chemical Industry Co., Ltd................    57,167   55,213
    San Shing Fastech Corp.............................    21,000   61,482
#   Sanyang Industry Co., Ltd..........................   227,900  220,021
    SCI Pharmtech, Inc.................................     9,000   21,421
    Scientech Corp.....................................     8,000   15,320
    SDI Corp...........................................    19,000   24,872
    Senao International Co., Ltd.......................    13,000   28,542
#   Sercomm Corp.......................................    61,000  140,668
    Sesoda Corp........................................    40,792   56,420
    ShenMao Technology, Inc............................    14,922   17,310
    Shih Her Technologies, Inc.........................    21,000   46,733
    Shih Wei Navigation Co., Ltd.......................    83,100   56,815
    Shihlin Electric & Engineering Corp................    31,000   41,256
#*  Shihlin Paper Corp.................................    16,000   24,254
    Shin Kong Financial Holding Co., Ltd............... 1,789,133  594,266
    Shin Zu Shing Co., Ltd.............................    33,549   85,377
*   Shining Building Business Co., Ltd.................    83,960   75,883
    Shinkong Insurance Co., Ltd........................    75,000   61,852
    Shinkong Synthetic Fibers Corp.....................   498,799  184,563
    Shinkong Textile Co., Ltd..........................    70,000   94,051
#   Shuttle, Inc.......................................   166,000   58,124
    Sigurd Microelectronics Corp.......................   156,000  165,930
    Siliconware Precision Industries Co................   302,000  412,195
    Silitech Technology Corp...........................    30,655   32,727
    Simplo Technology Co., Ltd.........................    44,000  238,779

                                     1481

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Sinbon Electronics Co., Ltd........................    72,000 $113,784
    Sincere Navigation Corp............................    79,125   72,544
    Sinmag Equipment Corp..............................     8,000   45,876
    Sino-American Silicon Products, Inc................   187,000  320,253
    Sinon Corp.........................................    74,000   44,702
    SinoPac Financial Holdings Co., Ltd................ 1,018,848  477,793
#   Sinphar Pharmaceutical Co., Ltd....................    25,586   42,186
    Sinyi Realty Co....................................    71,129   92,322
    Sirtec International Co., Ltd......................    34,000   75,196
    Sitronix Technology Corp...........................    21,000   43,872
    Siward Crystal Technology Co., Ltd.................    22,000   14,433
    Solar Applied Materials Technology Co..............   103,000   95,733
#*  Solartech Energy Corp..............................   120,296   87,770
#   Sonix Technology Co., Ltd..........................    63,000  108,075
    Southeast Cement Co., Ltd..........................    33,000   17,958
    Sporton International, Inc.........................    15,100   72,207
    St Shine Optical Co., Ltd..........................     9,000  187,262
    Standard Chemical & Pharmaceutical Co., Ltd........    20,330   28,340
    Standard Foods Corp................................    33,961   96,531
    Stark Technology, Inc..............................    41,000   37,437
    Sunonwealth Electric Machine Industry Co., Ltd.....    39,000   27,748
    Sunrex Technology Corp.............................    80,000   38,820
    Sunspring Metal Corp...............................    22,000   40,647
#   Supreme Electronics Co., Ltd.......................    69,151   41,620
    Sweeten Construction Co., Ltd......................    25,500   17,429
    Syncmold Enterprise Corp...........................    43,000   99,331
#   Synmosa Biopharma Corp.............................    16,971   29,030
    Synnex Technology International Corp...............   173,248  270,812
    Sysage Technology Co., Ltd.........................    13,200   15,182
    T-Mac Techvest PCB Co., Ltd........................    42,000   25,381
    TA Chen Stainless Pipe.............................   154,827  101,156
*   Ta Chong Bank, Ltd.................................   600,363  192,940
*   TA-I Technology Co., Ltd...........................        --       --
    Tah Hsin Industrial Co., Ltd.......................    11,000   10,451
    Taichung Commercial Bank...........................   508,706  184,181
    TaiDoc Technology Corp.............................    10,000   34,244
    Taiflex Scientific Co., Ltd........................    49,000   84,080
    Taimide Tech, Inc..................................    21,000   28,743
    Tainan Enterprises Co., Ltd........................    48,000   47,827
#   Tainan Spinning Co., Ltd...........................   276,845  181,844
    Taishin Financial Holding Co., Ltd................. 1,714,880  915,211
*   Taisun Enterprise Co., Ltd.........................    47,741   22,748
*   Taita Chemical Co., Ltd............................   116,424   42,985
    Taiwan Acceptance Corp.............................    21,000   56,602
*   Taiwan Business Bank...............................   791,085  252,108
    Taiwan Cement Corp.................................   495,137  737,103
    Taiwan Chinsan Electronic Industrial Co., Ltd......    14,000   24,910
    Taiwan Cogeneration Corp...........................   100,993   69,599
    Taiwan Cooperative Financial Holding Co., Ltd......   709,544  422,290
    Taiwan FamilyMart Co., Ltd.........................     2,000   14,146
    Taiwan Fertilizer Co., Ltd.........................   194,000  393,315
    Taiwan Fire & Marine Insurance Co., Ltd............    50,040   38,429
    Taiwan FU Hsing Industrial Co., Ltd................    17,000   16,405

                                     1482

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
TAIWAN -- (Continued)
    Taiwan Glass Industry Corp......................... 178,142 $  156,375
    Taiwan Hon Chuan Enterprise Co., Ltd...............  90,492    187,826
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......  29,000     26,099
*   Taiwan Land Development Corp....................... 223,703     89,240
*   Taiwan Life Insurance Co., Ltd..................... 100,006     72,223
    Taiwan Line Tek Electronic.........................  10,000     10,721
    Taiwan Mobile Co., Ltd.............................  19,800     60,599
    Taiwan Navigation Co., Ltd.........................  34,000     24,831
    Taiwan Paiho, Ltd..................................  80,892    106,340
    Taiwan PCB Techvest Co., Ltd.......................  62,800     89,365
*   Taiwan Prosperity Chemical Corp....................  40,000     38,584
*   Taiwan Pulp & Paper Corp...........................  93,280     43,560
    Taiwan Sakura Corp.................................  58,140     44,025
    Taiwan Sanyo Electric Co., Ltd.....................  12,750     14,929
    Taiwan Secom Co., Ltd..............................  22,000     59,083
    Taiwan Semiconductor Co., Ltd...................... 108,000    127,382
    Taiwan Semiconductor Manufacturing Co., Ltd........ 454,465  1,822,078
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  42,673    853,460
    Taiwan Sogo Shin Kong SEC..........................  63,000     88,663
*   Taiwan Styrene Monomer............................. 194,127    113,215
    Taiwan Surface Mounting Technology Co., Ltd........  77,064    112,519
#   Taiwan TEA Corp.................................... 235,704    163,753
    Taiwan Union Technology Corp.......................  43,000     40,916
#*  Tatung Co., Ltd.................................... 728,452    238,967
    Te Chang Construction Co., Ltd.....................  31,500     29,244
    Teco Electric and Machinery Co., Ltd............... 399,000    505,781
    Test Research, Inc.................................  47,532     79,522
    Test-Rite International Co., Ltd................... 119,389     82,534
    Thinking Electronic Industrial Co., Ltd............  15,000     24,260
    Thye Ming Industrial Co., Ltd......................  45,850     62,263
    Ton Yi Industrial Corp............................. 130,200    120,660
#   Tong Hsing Electronic Industries, Ltd..............  38,000    197,523
    Tong Yang Industry Co., Ltd........................ 136,041    167,460
    Tong-Tai Machine & Tool Co., Ltd...................  48,305     54,098
    Topco Scientific Co., Ltd..........................  42,443     87,189
    Topoint Technology Co., Ltd........................  47,494     48,754
    Toung Loong Textile Manufacturing..................  14,000     41,676
    TPK Holding Co., Ltd...............................   9,000     56,494
    Transcend Information, Inc.........................  45,483    155,413
    Tripod Technology Corp............................. 127,970    242,280
    Tsann Kuen Enterprise Co., Ltd.....................  12,913     16,776
    TSC Auto ID Technology Co., Ltd....................   3,000     30,665
    TSRC Corp.......................................... 112,717    166,678
    Ttet Union Corp....................................  10,000     24,958
    TTY Biopharm Co., Ltd..............................  15,246     41,135
    Tung Ho Steel Enterprise Corp...................... 279,254    244,393
    Tung Thih Electronic Co., Ltd......................  20,492     72,503
    TURVO International Co., Ltd.......................   5,000     21,351
    TXC Corp........................................... 118,411    169,896
*   TYC Brother Industrial Co., Ltd....................  67,000     43,919
*   Tycoons Group Enterprise........................... 127,354     26,349
*   Tyntek Corp........................................  69,319     22,925
    U-Ming Marine Transport Corp.......................  97,000    152,872

                                     1483

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
#   Ubright Optronics Corp.............................    16,000 $ 34,627
    Uni-President Enterprises Corp.....................   332,864  633,658
    Unimicron Technology Corp..........................   364,356  305,350
*   Union Bank Of Taiwan...............................   217,777   76,740
*   Union Insurance Co., Ltd...........................     5,000    4,465
    Unitech Printed Circuit Board Corp.................   157,629   63,507
    United Integrated Services Co., Ltd................    69,000   65,622
    United Microelectronics Corp....................... 1,748,453  806,522
    Unity Opto Technology Co., Ltd.....................    62,929   70,955
    Universal Cement Corp..............................   121,380  117,673
*   Unizyx Holding Corp................................   190,000  156,217
    UPC Technology Corp................................   272,472  118,809
    USI Corp...........................................   195,518  124,396
    Vanguard International Semiconductor Corp..........   129,000  184,599
#*  Via Technologies, Inc..............................    41,800   31,422
    Visual Photonics Epitaxy Co., Ltd..................    49,300   48,785
    Vivotek, Inc.......................................    11,175   44,315
#*  Wafer Works Corp...................................    94,000   43,942
    Wah Hong Industrial Corp...........................     3,423    4,304
    Wah Lee Industrial Corp............................    41,000   78,731
*   Walsin Lihwa Corp..................................   805,000  299,382
*   Walsin Technology Corp.............................   246,632   91,199
    Walton Advanced Engineering, Inc...................    69,385   29,834
    Wan Hai Lines, Ltd.................................   226,557  118,757
    Ways Technical Corp., Ltd..........................    20,000   26,114
    Wei Chuan Foods Corp...............................   100,000  159,735
    Weikeng Industrial Co., Ltd........................    86,300   67,817
    Well Shin Technology Co., Ltd......................    15,000   27,520
    Win Semiconductors Corp............................   165,000  144,817
*   Winbond Electronics Corp...........................   869,000  313,101
#*  Wintek Corp........................................   639,087  239,492
#   Wisdom Marine Lines Co., Ltd.......................    49,146   56,897
#   Wistron Corp.......................................   664,180  634,603
    Wistron NeWeb Corp.................................    70,507  190,386
    WPG Holdings, Ltd..................................   258,301  342,452
    WT Microelectronics Co., Ltd.......................   104,493  141,754
    WUS Printed Circuit Co., Ltd.......................    65,000   31,991
    X-Legend Entertainment Co., Ltd....................     2,000   15,197
#   XAC Automation Corp................................    33,000   39,392
#   Xxentria Technology Materials Corp.................    18,000   44,984
    Yageo Corp.........................................   313,600  211,573
*   Yang Ming Marine Transport Corp....................   349,558  144,688
#   YC Co., Ltd........................................   117,596   83,180
    YC INOX Co., Ltd...................................    70,000   66,805
#   YeaShin International Development Co., Ltd.........    28,103   17,920
    Yeong Guan Energy Group............................       107       87
    Yeong Guan Energy Technology Group Co., Ltd........     8,000   37,493
*   Yieh Phui Enterprise Co., Ltd......................        --       --
    Yonyu Plastics Co., Ltd............................     8,000    9,130
    Young Optics, Inc..................................     9,000   19,359
    Youngtek Electronics Corp..........................    37,245   78,104
    Yuanta Financial Holding Co., Ltd.................. 1,057,246  587,145
    Yulon Motor Co., Ltd...............................   207,223  338,069

                                     1484

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
TAIWAN -- (Continued)
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    16,000 $    44,494
    Yungshin Construction & Development Co.............    20,000      44,802
    YungShin Global Holding Corp.......................    39,000      75,172
#   Yungtay Engineering Co., Ltd.......................   104,000     265,075
    Zeng Hsing Industrial Co., Ltd.....................    16,423      86,243
    Zenitron Corp......................................    49,000      29,240
    Zhen Ding Technology Holding, Ltd..................    13,650      40,899
    Zig Sheng Industrial Co., Ltd......................   138,543      42,211
    Zinwell Corp.......................................    79,000      77,934
#   Zippy Technology Corp..............................    12,000      19,150
#   ZongTai Real Estate Development Co., Ltd...........    47,153      32,084
                                                                  -----------
TOTAL TAIWAN...........................................            79,209,960
                                                                  -----------
THAILAND -- (0.7%)
    Advanced Info Service PCL..........................    16,300     105,587
    Airports of Thailand PCL...........................    55,800     371,884
*   AJ Plast PCL.......................................    42,900      13,227
    Amata Corp. PCL....................................   134,300      70,684
    Ananda Development PCL.............................   241,100      20,273
    AP Thailand PCL....................................   281,640      59,644
    Asia Plus Securities PCL...........................   247,700      28,851
    Asian Insulators PCL...............................    74,400      28,268
    Bangchak Petroleum PCL (The).......................   166,300     148,898
    Bangkok Aviation Fuel Services PCL.................    35,400      39,137
    Bangkok Bank PCL...................................    30,600     187,259
    Bangkok Chain Hospital PCL.........................   245,675      70,007
    Bangkok Dusit Medical Services PCL.................   503,000     266,303
    Bangkok Expressway PCL.............................   112,000     129,928
    Bangkok Land PCL................................... 2,553,800     165,428
    Bangkok Life Assurance PCL.........................    56,000     162,192
*   Bangkok Metro PCL..................................   677,607      32,709
    Banpu PCL(6368348).................................   136,500     131,781
    Banpu PCL(BJFHBT4).................................   126,000     126,549
    BEC World PCL......................................    65,200     101,526
    Berli Jucker PCL...................................    22,000      38,539
    Big C Supercenter PCL..............................    46,100     333,080
    Bumrungrad Hospital PCL............................    14,200      53,289
    Cal-Comp Electronics Thailand PCL..................   403,000      38,405
    Central Pattana PCL................................   136,400     202,837
    Central Plaza Hotel PCL............................   177,700     211,679
    CH Karnchang PCL...................................   156,107     121,541
    Charoen Pokphand Foods PCL.........................   253,500     211,184
    Christiani & Nielsen Thai..........................    85,000      15,353
    CP ALL PCL.........................................    78,500     113,068
    Delta Electronics Thailand PCL.....................   155,700     300,635
    Diamond Building Products PCL......................    76,000      14,556
    DSG International Thailand PCL.....................    71,960      18,825
    Dynasty Ceramic PCL................................    31,800      60,411
    Eastern Water Resources Development and Management
      PCL..............................................   230,000      78,792
    Electricity Generating PCL.........................    22,000     100,031
    Erawan Group PCL (The).............................   152,700      22,066
*   Esso Thailand PCL..................................   495,900      91,891
    GFPT PCL...........................................   120,600      57,089

                                     1485

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
THAILAND -- (Continued)
    Glow Energy PCL....................................    46,000 $121,769
*   GMM Grammy PCL.....................................    35,880   17,432
    Grand Canal Land PCL...............................   102,200   10,503
*   Grande Asset Hotels & Property PCL.................   122,000    6,193
    Hana Microelectronics PCL..........................    59,200   68,216
    Hemaraj Land and Development PCL................... 1,110,400  127,259
    Home Product Center PCL............................   272,637   87,455
    Indorama Ventures PCL..............................   147,600  120,663
    IRPC PCL........................................... 2,076,100  218,537
*   Italian-Thai Development PCL.......................   719,854  116,576
    Jasmine International PCL..........................   543,900  127,040
    Kang Yong Electric PCL.............................     1,400   11,990
    Kasikornbank PCL(6888794)..........................    26,900  177,602
    Kasikornbank PCL(6364766)..........................    34,700  225,858
    KCE Electronics PCL................................    55,800   72,118
    KGI Securities Thailand PCL........................   120,600   11,868
    Khon Kaen Sugar Industry PCL.......................   100,600   41,669
    Kiatnakin Bank PCL.................................   108,100  135,504
    Krung Thai Bank PCL................................   601,375  402,665
    Land and Houses PCL................................   212,200   62,781
    Lanna Resources PCL................................    48,450   20,521
    Loxley PCL.........................................   282,094   36,019
    LPN Development PCL................................   159,800  109,486
    Major Cineplex Group PCL...........................   122,200   75,352
    MBK PCL............................................   183,000   91,187
    MCOT PCL...........................................    60,600   48,597
    Minor International PCL............................   182,960  183,758
    Precious Shipping PCL..............................   165,000  122,812
*   Property Perfect PCL...............................   613,500   22,163
    Pruksa Real Estate PCL.............................   168,300  175,586
    PTT Exploration & Production PCL...................    93,585  473,608
    PTT Global Chemical PCL............................   110,845  226,972
    PTT PCL(6420390)...................................    98,894  982,472
    PTT PCL(6420408)...................................    18,900  187,764
    Quality Houses PCL.................................   770,608   94,556
*   Raimon Land PCL....................................   477,500   28,403
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    49,600   83,799
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    12,000   20,274
    Robinson Department Store PCL......................    53,100   97,568
    Rojana Industrial Park PCL.........................   149,500   35,850
    RS PCL.............................................   136,700   31,504
    Samart Corp. PCL...................................   159,200  112,546
    Samart I-Mobile PCL................................   467,600   49,512
    Samart Telcoms PCL.................................    79,600   36,689
    Sansiri PCL........................................ 1,147,300   72,175
    Siam Cement PCL (The)..............................    10,400  140,567
    Siam City Cement PCL...............................    13,200  181,700
    Siam Commercial Bank PCL (The)(6889935)............    15,700   87,032
    Siam Commercial Bank PCL (The)(6363172)............    30,100  166,858
    Siam Global House PCL..............................    69,008   27,509
    Siamgas & Petrochemicals PCL.......................   130,200   64,066
    Sino-Thai Engineering & Construction PCL...........    83,571   61,943
    SNC Former PCL.....................................     8,800    5,043

                                     1486

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
THAILAND -- (Continued)
    Somboon Advance Technology PCL.....................    37,250 $    20,533
*   SPCG PCL...........................................    54,700      42,247
    Sri Trang Agro-Industry PCL(B05BPF7)...............    14,300       6,279
    Sri Trang Agro-Industry PCL(B05BPH9)...............   105,300      46,239
    Srithai Superware PCL..............................   372,000      27,804
    STP & I PCL........................................   245,200     149,671
    Supalai PCL........................................   222,900     166,602
*   Tata Steel Thailand PCL............................ 1,030,600      27,282
    Thai Agro Energy PCL...............................     9,690       1,280
*   Thai Airways International PCL(6888868)............   216,000     105,612
*   Thai Airways International PCL(6364971)............    60,600      29,630
    Thai Oil PCL.......................................    94,000     151,495
*   Thai Reinsurance PCL...............................   345,900      37,703
    Thai Stanley Electric PCL..........................     9,600      66,372
    Thai Union Frozen Products PCL.....................    95,760     195,337
    Thai Vegetable Oil PCL.............................    59,100      41,228
    Thaicom PCL........................................   109,200     120,729
    Thanachart Capital PCL.............................    94,500     104,477
*   Thoresen Thai Agencies PCL.........................   165,965     101,822
    Ticon Industrial Connection PCL....................   103,950      56,653
    Tipco Asphalt PCL..................................     7,400      13,943
    Tisco Financial Group PCL..........................   111,900     144,623
    TMB Bank PCL....................................... 1,842,900     162,997
    Total Access Communication PCL.....................   114,100     367,778
    Toyo-Thai Corp. PCL................................    19,363      20,201
    TPI Polene PCL.....................................   242,100     109,326
*   True Corp. PCL(6877071)............................   540,290     159,849
*   True Corp. PCL(6363923)............................   530,800     157,041
    TTW PCL............................................   294,200     109,947
    Union Mosaic Industry PCL (The)....................    76,125      17,781
    Unique Engineering & Construction PCL..............    92,900      28,209
    Univentures PCL....................................    39,200      11,109
    Vibhavadi Medical Center PCL.......................    87,600      44,741
    Vinythai PCL.......................................   124,200      41,387
*   Workpoint Entertainment PCL........................    55,400      49,603
                                                                  -----------
TOTAL THAILAND.........................................            13,598,525
                                                                  -----------
TURKEY -- (0.4%)
*   Adana Cimento Sanayii TAS Class A..................         1           2
    Adel Kalemcilik Ticaret ve Sanayi A.S..............       485      12,235
*   Adese Alisveris Merkezleri Ticaret A.S.............     1,521      14,196
    Akbank TAS.........................................   137,568     545,582
    Akcansa Cimento A.S................................    12,544      77,394
*   Akenerji Elektrik Uretim A.S.......................    69,462      37,875
    Akfen Holding A.S..................................     7,035      16,097
    Aksa Akrilik Kimya Sanayii.........................    33,706     120,981
    Aksigorta A.S......................................    34,947      47,558
    Alarko Holding A.S.................................    14,460      31,782
    Albaraka Turk Katilim Bankasi A.S..................   107,822      87,308
*   Anadolu Anonim Tuerk Sigorta Sirketi...............    54,184      36,325
    Anadolu Cam Sanayii A.S............................    23,357      19,517
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........     7,085      85,929
    Arcelik A.S........................................    44,449     281,227

                                     1487

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
TURKEY -- (Continued)
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........  28,662 $125,333
*   Asya Katilim Bankasi A.S........................... 130,758   73,816
*   Bagfas Bandirma Gubre Fabrik.......................   1,050   25,679
    Baticim Bati Anadolu Cimento Sanayii A.S...........       1        2
    BIM Birlesik Magazalar A.S.........................   8,239  195,098
    Bizim Toptan Satis Magazalari A.S..................   2,396   21,044
*   Bolu Cimento Sanayii A.S...........................  10,352   18,856
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......  10,507   33,561
*   Boyner Perakende Ve Tekstil Yatirimlari AS.........   1,996   48,960
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   3,057   10,202
    Bursa Cimento Fabrikasi A.S........................   6,211   16,311
    Cimsa Cimento Sanayi VE Tica.......................  13,328   91,269
    Coca-Cola Icecek A.S...............................   4,509  113,115
*   Deva Holding A.S...................................  41,856   38,791
*   Dogan Sirketler Grubu Holding A.S.................. 254,721   95,911
*   Dogan Yayin Holding A.S............................ 107,583   24,563
    Dogus Otomotiv Servis ve Ticaret A.S...............  31,661  123,668
    EGE Seramik Sanayi ve Ticaret A.S..................  19,423   30,516
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.................  49,361   49,946
    Eregli Demir ve Celik Fabrikalari TAS.............. 368,970  777,985
*   Fenerbahce Futbol A.S..............................   1,276   20,081
*   Ford Otomotiv Sanayi A.S...........................   9,472  129,743
    Gentas Genel Metal Sanayi ve Ticaret A.S...........  26,437   23,033
*   Global Yatirim Holding A.S.........................  67,511   47,736
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................   2,317   63,256
    Goodyear Lastikleri TAS............................   1,597   62,987
*   GSD Holding........................................  50,000   30,426
    Gubre Fabrikalari TAS..............................  42,998   88,340
*   Hurriyet Gazetecilik A.S...........................  31,589    9,706
*   Ihlas Holding A.S.................................. 197,201   33,919
    Is Finansal Kiralama A.S...........................  29,721   13,575
*   Izmir Demir Celik Sanayi A.S.......................  29,613   38,130
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.....................................  37,361   52,934
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................  23,378   33,195
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 213,256  230,368
*   Kerevitas Gida Sanayi ve Ticaret A.S...............     440    7,605
    KOC Holding A.S....................................  30,605  160,588
    Koza Altin Isletmeleri A.S.........................   8,332   86,104
*   Mardin Cimento Sanayii ve Ticaret A.S..............  20,420   49,558
*   Migros Ticaret A.S.................................   6,594   58,829
    Netas Telekomunikasyon A.S.........................  11,580   35,427
    Nuh Cimento Sanayi A.S.............................  11,765   52,424
    Otokar Otomotiv Ve Savunma Sanayi A.S..............   1,350   36,358
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................   8,727   18,123
    Petkim Petrokimya Holding A.S......................  48,842   77,671
    Pinar Entegre Et ve Un Sanayi A.S..................     487    2,063
    Pinar SUT Mamulleri Sanayii A.S....................   5,677   49,494
*   Sasa Polyester Sanayi A.S..........................  49,109   28,840
*   Sekerbank TAS......................................  62,001   54,404
    Soda Sanayii A.S...................................  59,325  105,303
*   Tat Gida Sanayi A.S................................  14,877   18,351
    TAV Havalimanlari Holding A.S......................  18,112  148,639
*   Tekfen Holding A.S.................................  58,117  134,779

                                     1488

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
TURKEY -- (Continued)
    Teknosa Ic Ve Dis Ticaret A.S......................   3,806 $   21,131
*   Tekstil Bankasi A.S................................  35,952     32,675
    Tofas Turk Otomobil Fabrikasi A.S..................  14,097     87,291
    Trakya Cam Sanayi A.S..............................  80,135    101,577
    Tupras Turkiye Petrol Rafinerileri A.S.............   2,925     71,482
    Turcas Petrol A.S..................................  14,616     17,085
*   Turk Hava Yollari.................................. 189,536    568,720
    Turk Telekomunikasyon A.S..........................   7,248     21,699
    Turk Traktor ve Ziraat Makineleri A.S..............   1,005     35,306
*   Turkcell Iletisim Hizmetleri A.S...................   1,136      7,429
*   Turkcell Iletisim Hizmetleri A.S. ADR..............   9,157    149,625
    Turkiye Garanti Bankasi A.S........................ 146,300    602,496
    Turkiye Halk Bankasi A.S...........................  47,307    356,200
    Turkiye Is Bankasi................................. 174,798    487,712
    Turkiye Sinai Kalkinma Bankasi A.S................. 183,157    162,640
    Turkiye Sise ve Cam Fabrikalari A.S................ 134,598    195,650
    Turkiye Vakiflar Bankasi Tao....................... 114,786    269,616
    Ulker Biskuvi Sanayi A.S...........................  18,064    139,798
    Vestel Beyaz Esya Sanayi ve Ticaret A.S............  14,500     47,663
    Yapi ve Kredi Bankasi A.S..........................  76,984    175,382
*   Zorlu Enerji Elektrik Uretim A.S...................  29,476     16,075
                                                                ----------
TOTAL TURKEY...........................................          8,897,875
                                                                ----------
UNITED KINGDOM -- (14.4%)
    4imprint Group P.L.C...............................     532      6,368
    888 Holdings P.L.C.................................  92,692    185,168
    A.G. BARR P.L.C....................................  12,390    138,427
    Aberdeen Asset Management P.L.C.................... 211,758  1,470,110
    Acal P.L.C.........................................   3,957     14,426
    Admiral Group P.L.C................................  24,851    609,762
*   Afren P.L.C........................................ 357,576    662,852
    African Barrick Gold P.L.C.........................  34,811    153,652
*   Aga Rangemaster Group P.L.C........................  23,457     62,517
    Aggreko P.L.C......................................  34,380    995,605
    Alent P.L.C........................................  67,651    381,726
    AMEC P.L.C.........................................  74,486  1,425,867
    Amlin P.L.C........................................ 109,803    843,626
    Anglo American P.L.C............................... 139,396  3,743,613
    Anglo-Eastern Plantations P.L.C....................     542      6,159
    Anite P.L.C........................................  25,991     39,347
    Antofagasta P.L.C..................................  76,874  1,046,066
    ARM Holdings P.L.C.................................  33,625    478,701
    ARM Holdings P.L.C. Sponsored ADR..................   7,813    334,084
    Ashmore Group P.L.C................................ 105,102    624,844
    Ashtead Group P.L.C................................ 118,226  1,773,466
    Associated British Foods P.L.C.....................  32,004  1,498,166
    AstraZeneca P.L.C..................................   1,641    119,820
    AstraZeneca P.L.C. Sponsored ADR...................  53,810  3,916,830
    Aveva Group P.L.C..................................   4,741    159,971
    Aviva P.L.C........................................ 479,731  4,059,860
    Aviva P.L.C. Sponsored ADR.........................  22,922    388,299
    Babcock International Group P.L.C..................  74,472  1,376,315
    BAE Systems P.L.C.................................. 284,146  2,047,826

                                     1489

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    Balfour Beatty P.L.C............................... 168,670 $   676,919
    Bank of Georgia Holdings P.L.C.....................   6,038     247,496
    Barclays P.L.C..................................... 632,712   2,398,414
    Barclays P.L.C. Sponsored ADR...................... 138,206   2,097,959
    Barratt Developments P.L.C......................... 276,246   1,620,594
    BBA Aviation P.L.C................................. 117,727     631,540
    Beazley P.L.C...................................... 138,937     570,615
    Bellway P.L.C......................................  30,947     785,526
    Berendsen P.L.C....................................  61,504   1,084,747
    Berkeley Group Holdings P.L.C......................  26,743   1,100,932
    Betfair Group P.L.C................................   5,713     100,524
    BG Group P.L.C..................................... 320,673   6,323,427
    BHP Billiton P.L.C.................................  51,865   1,769,219
    BHP Billiton P.L.C. ADR............................  34,059   2,321,461
    Bloomsbury Publishing P.L.C........................   1,910       5,679
    Bodycote P.L.C.....................................  61,738     721,562
    Booker Group P.L.C................................. 274,017     576,703
    Bovis Homes Group P.L.C............................  27,324     351,087
    BP P.L.C...........................................   1,306      10,636
    BP P.L.C. Sponsored ADR............................ 261,163  12,789,152
    Braemar Shipping Services P.L.C....................     660       5,550
    Brammer P.L.C......................................  11,343      81,968
    Brewin Dolphin Holdings P.L.C......................  60,762     306,610
    British American Tobacco P.L.C.....................  12,488     731,577
    British American Tobacco P.L.C. Sponsored ADR......   7,258     852,089
    British Polythene Industries P.L.C.................   3,700      39,817
    British Sky Broadcasting Group P.L.C...............  33,203     491,467
    British Sky Broadcasting Group P.L.C. Sponsored ADR   4,853     288,754
    Britvic P.L.C......................................  51,350     606,802
    BT Group P.L.C..................................... 112,078     733,763
    BT Group P.L.C. Sponsored ADR......................  17,500   1,146,600
*   BTG P.L.C..........................................  50,010     510,677
    Bunzl P.L.C........................................  35,708     957,096
    Burberry Group P.L.C...............................  48,041   1,142,345
    Bwin.Party Digital Entertainment P.L.C............. 131,517     189,709
    Cable & Wireless Communications P.L.C.............. 641,818     507,791
*   Cairn Energy P.L.C.................................  23,422      69,505
    Cape P.L.C.........................................  27,360     130,859
    Capita P.L.C.......................................  39,768     805,238
    Capital & Counties Properties P.L.C................  14,668      79,206
    Capital & Regional P.L.C...........................  35,366      27,360
    Carillion P.L.C.................................... 112,937     635,167
    Carnival P.L.C.....................................  14,078     507,127
    Carnival P.L.C. ADR................................   5,490     198,354
    Castings P.L.C.....................................   1,976      17,179
    Catlin Group, Ltd..................................  88,745     752,964
*   Centamin P.L.C..................................... 246,447     299,835
    Centrica P.L.C..................................... 467,013   2,433,352
    Charles Stanley Group P.L.C........................     382       2,259
    Chemring Group P.L.C...............................  50,519     172,769
    Chesnara P.L.C.....................................  25,292     132,367
    Cineworld Group P.L.C..............................  35,464     192,701
    Clarkson P.L.C.....................................   1,031      38,144

                                     1490

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Close Brothers Group P.L.C.........................  40,038 $  855,633
    Cobham P.L.C....................................... 252,109  1,243,913
    Coca-Cola HBC AG ADR...............................  23,155    540,204
*   Colt Group SA......................................  86,488    211,498
    Communisis P.L.C...................................  17,311     17,957
    Compass Group P.L.C................................  96,103  1,565,949
    Computacenter P.L.C................................  19,035    194,961
    Connect Group P.L.C................................  38,588    100,394
    Consort Medical P.L.C..............................   6,285     96,336
    Costain Group P.L.C................................  10,133     44,828
    Cranswick P.L.C....................................  11,874    253,027
    Croda International P.L.C..........................  28,646  1,013,085
    CSR P.L.C..........................................  41,647    370,423
    Daily Mail & General Trust P.L.C...................  57,863    815,768
    Dairy Crest Group P.L.C............................  40,543    286,939
    Darty P.L.C........................................  87,142    116,841
    DCC P.L.C..........................................  17,027    971,463
    De La Rue P.L.C....................................  16,121    198,271
    Debenhams P.L.C.................................... 311,419    346,149
    Dechra Pharmaceuticals P.L.C.......................  14,507    169,516
    Development Securities P.L.C.......................  12,986     45,810
    Devro P.L.C........................................  37,983    163,627
    Diageo P.L.C.......................................  19,831    595,571
    Diageo P.L.C. Sponsored ADR........................   6,738    810,042
    Dialight P.L.C.....................................   6,084     94,759
    Dignity P.L.C......................................   6,747    157,176
    Diploma P.L.C......................................  27,231    293,976
    Direct Line Insurance Group P.L.C..................  47,948    230,160
*   Dixons Retail P.L.C................................ 761,844    662,333
    Domino Printing Sciences P.L.C.....................  25,034    259,598
    Domino's Pizza Group P.L.C.........................   5,403     49,802
    Drax Group P.L.C................................... 101,341  1,192,126
    DS Smith P.L.C..................................... 290,062  1,279,113
    Dunelm Group P.L.C.................................   4,004     56,188
    E2V Technologies P.L.C.............................  21,031     55,807
    easyJet P.L.C......................................  35,052    763,967
    Electrocomponents P.L.C............................ 152,546    610,514
    Elementis P.L.C.................................... 156,661    711,713
*   EnQuest P.L.C...................................... 192,443    439,040
*   Enterprise Inns P.L.C..............................  84,112    177,295
    Essentra P.L.C.....................................  64,408    834,511
    Euromoney Institutional Investor P.L.C.............  11,105    202,932
    Evraz P.L.C........................................  26,252     42,337
    Experian P.L.C.....................................  61,660  1,055,047
    Fenner P.L.C.......................................  54,652    314,173
    Ferrexpo P.L.C.....................................  39,241     88,655
    Fidessa Group P.L.C................................   4,411    155,076
*   Findel P.L.C.......................................   9,252     39,787
*   Firstgroup P.L.C................................... 293,498    623,996
    Fortune Oil P.L.C.................................. 131,020     22,673
    Fresnillo P.L.C....................................  19,968    312,092
    Friends Life Group, Ltd............................ 326,320  1,824,866
    G4S P.L.C.......................................... 315,066  1,333,221

                                     1491

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Galliford Try P.L.C................................  15,650 $  335,236
*   Gem Diamonds, Ltd..................................  27,156     88,997
    Genus P.L.C........................................  11,662    205,911
    GKN P.L.C.......................................... 322,582  1,856,029
    GlaxoSmithKline P.L.C..............................  15,015    361,842
    GlaxoSmithKline P.L.C. Sponsored ADR...............  56,544  2,735,033
    Glencore P.L.C..................................... 553,539  3,344,829
    Go-Ahead Group P.L.C...............................   8,620    319,707
    Grafton Group P.L.C................................  54,607    529,211
    Greencore Group P.L.C.............................. 141,984    632,951
    Greene King P.L.C..................................  58,405    812,155
    Greggs P.L.C.......................................  33,019    290,974
    Halfords Group P.L.C...............................  77,076    621,965
    Halma P.L.C........................................  83,930    795,614
    Hargreaves Lansdown P.L.C..........................  27,113    467,439
    Hays P.L.C......................................... 292,884    600,477
    Headlam Group P.L.C................................   8,095     54,967
    Helical Bar P.L.C..................................  26,244    151,334
    Henderson Group P.L.C.............................. 272,410  1,113,573
    Hikma Pharmaceuticals P.L.C........................  37,256  1,128,910
    Hill & Smith Holdings P.L.C........................  18,512    158,479
    Hiscox, Ltd........................................  72,944    829,265
    Hogg Robinson Group P.L.C..........................   5,845      6,060
    Home Retail Group P.L.C............................ 190,052    530,858
    Homeserve P.L.C....................................  56,181    283,840
    Howden Joinery Group P.L.C......................... 133,281    761,018
    HSBC Holdings P.L.C................................ 346,866  3,718,721
    HSBC Holdings P.L.C. Sponsored ADR................. 181,129  9,670,477
    Hunting P.L.C......................................  33,518    490,620
    Huntsworth P.L.C...................................  53,480     45,302
    Hyder Consulting P.L.C.............................   2,420     26,217
    ICAP P.L.C......................................... 158,612    927,583
    IG Group Holdings P.L.C............................ 105,309  1,081,845
*   Imagination Technologies Group P.L.C...............  28,730     85,651
    IMI P.L.C..........................................  34,975    834,176
    Imperial Tobacco Group P.L.C.......................  55,627  2,408,311
    Inchcape P.L.C..................................... 129,421  1,397,935
    Informa P.L.C...................................... 191,217  1,568,987
    Inmarsat P.L.C..................................... 123,680  1,516,991
    Innovation Group P.L.C............................. 161,760     84,556
    InterContinental Hotels Group P.L.C................  18,265    741,022
    InterContinental Hotels Group P.L.C. ADR...........  12,148    490,641
*   International Consolidated Airlines Group
      SA(B5282K0)......................................  10,448     58,452
*   International Consolidated Airlines Group
      SA(B5M6XQ7)...................................... 239,765  1,332,766
*   International Ferro Metals, Ltd....................  99,556     12,512
    Interserve P.L.C...................................  37,503    402,295
    Intertek Group P.L.C...............................  16,645    718,649
    Investec P.L.C..................................... 155,047  1,341,071
*   IP Group P.L.C.....................................  26,845     82,057
    ITE Group P.L.C....................................  15,759     53,217
    ITV P.L.C.......................................... 517,943  1,818,067
    J D Wetherspoon P.L.C..............................  25,506    319,548
    J Sainsbury P.L.C.................................. 207,186  1,092,050

                                     1492

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
UNITED KINGDOM -- (Continued)
    James Fisher & Sons P.L.C..........................     8,572 $  189,920
    Jardine Lloyd Thompson Group P.L.C.................    12,941    224,092
    JD Sports Fashion P.L.C............................    18,592    118,937
*   JKX Oil & Gas P.L.C................................    20,803     15,054
    John Menzies P.L.C.................................    16,607    187,063
    John Wood Group P.L.C..............................    74,616    940,523
    Johnson Matthey P.L.C..............................    30,197  1,504,621
*   Johnston Press P.L.C...............................    11,897        877
    Jupiter Fund Management P.L.C......................    81,361    523,285
*   Kazakhmys P.L.C....................................    61,084    333,435
    Kcom Group P.L.C...................................   105,905    178,968
    Keller Group P.L.C.................................    22,534    329,513
    Kentz Corp., Ltd...................................    15,403    241,225
    Kier Group P.L.C...................................     8,732    257,191
    Kingfisher P.L.C...................................   287,824  1,453,763
    Ladbrokes P.L.C....................................   106,544    236,368
    Laird P.L.C........................................    74,843    363,603
*   Lamprell P.L.C.....................................    53,342    136,333
    Lancashire Holdings, Ltd...........................    39,807    411,294
    Laura Ashley Holdings P.L.C........................    51,893     21,716
    Lavendon Group P.L.C...............................    42,045    150,313
    Legal & General Group P.L.C........................   742,306  2,928,446
*   Lloyds Banking Group P.L.C......................... 1,689,496  2,106,251
*   Lloyds Banking Group P.L.C. ADR....................   453,021  2,274,165
    London Stock Exchange Group P.L.C..................    35,662  1,163,256
*   Lonmin P.L.C.......................................   119,930    459,852
    Lookers P.L.C......................................    55,804    124,862
    Low & Bonar P.L.C..................................    44,867     66,324
    Man Group P.L.C....................................   334,712    668,976
    Management Consulting Group P.L.C..................    25,041      9,388
    Marks & Spencer Group P.L.C........................   181,594  1,314,468
    Marshalls P.L.C....................................    34,860     94,385
    Marston's P.L.C....................................   193,686    468,721
    McBride P.L.C......................................    42,318     68,142
    Mears Group P.L.C..................................    17,616    138,006
*   Mecom Group P.L.C..................................    28,027     71,085
    Meggitt P.L.C......................................   169,409  1,450,573
    Melrose Industries P.L.C...........................   239,421  1,060,487
    Michael Page International P.L.C...................    48,524    348,702
    Micro Focus International P.L.C....................    18,977    271,560
    Millennium & Copthorne Hotels P.L.C................    34,740    342,925
*   Mitchells & Butlers P.L.C..........................    69,621    438,324
    Mitie Group P.L.C..................................   158,747    815,063
    Mondi P.L.C........................................    84,604  1,481,751
    Moneysupermarket.com Group P.L.C...................    76,979    240,887
    Morgan Advanced Materials P.L.C....................   104,436    551,091
    Morgan Sindall Group P.L.C.........................     8,523    115,160
*   Mothercare P.L.C...................................    19,114     77,529
    N Brown Group P.L.C................................    29,289    212,823
    National Express Group P.L.C.......................   133,590    588,489
    National Grid P.L.C................................     3,445     49,068
    National Grid P.L.C. Sponsored ADR.................    17,429  1,251,228
    Next P.L.C.........................................    12,985  1,482,003

                                     1493

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Northgate P.L.C....................................  38,751 $  321,880
    Novae Group P.L.C..................................   3,480     32,281
*   Ocado Group P.L.C..................................  25,424    143,800
    Old Mutual P.L.C................................... 604,129  1,987,444
    Oxford Instruments P.L.C...........................   8,354    177,156
    Pace P.L.C......................................... 128,116    688,887
    PayPoint P.L.C.....................................   4,568     80,717
    Pearson P.L.C......................................   3,121     60,032
    Pearson P.L.C. Sponsored ADR.......................  67,350  1,293,793
    Pendragon P.L.C.................................... 223,487    118,702
    Pennon Group P.L.C.................................  77,208  1,059,256
    Persimmon P.L.C....................................  70,131  1,477,064
*   Petra Diamonds, Ltd................................  60,663    204,126
    Petrofac, Ltd......................................  48,201    888,263
*   Petropavlovsk P.L.C................................  48,787     27,831
    Phoenix Group Holdings.............................  19,643    231,746
    Phoenix IT Group, Ltd..............................   2,221      3,378
    Photo-Me International P.L.C.......................  46,648    113,597
    Playtech P.L.C.....................................   4,761     49,214
    Premier Farnell P.L.C..............................  80,857    245,770
*   Premier Foods P.L.C................................ 153,723    108,775
    Premier Oil P.L.C.................................. 116,113    629,274
    Provident Financial P.L.C..........................   8,011    286,571
    Prudential P.L.C...................................  86,793  1,994,838
    Prudential P.L.C. ADR..............................  23,605  1,085,358
*   Punch Taverns P.L.C................................ 158,338     24,460
    PV Crystalox Solar P.L.C...........................  14,968      4,318
    PZ Cussons P.L.C...................................  33,649    200,140
    QinetiQ Group P.L.C................................ 208,379    726,199
*   Quintain Estates & Development P.L.C............... 142,020    211,009
    Randgold Resources, Ltd............................   5,226    449,994
    Rank Group P.L.C...................................   4,468     12,298
*   Raven Russia, Ltd..................................  30,863     36,137
    Reckitt Benckiser Group P.L.C......................  15,321  1,352,498
    Redrow P.L.C.......................................  69,547    286,972
    Reed Elsevier P.L.C................................  19,573    314,651
    Reed Elsevier P.L.C. Sponsored ADR.................   6,110    394,034
    Regus P.L.C........................................ 197,307    576,975
    Renishaw P.L.C.....................................   7,571    236,091
*   Renold P.L.C.......................................   4,231      4,412
    Rentokil Initial P.L.C............................. 296,746    591,717
    Restaurant Group P.L.C. (The)......................  37,585    389,430
    Rexam P.L.C........................................ 225,845  1,903,847
    Ricardo P.L.C......................................  11,315    122,606
    Rightmove P.L.C....................................  20,854    798,695
    Rio Tinto P.L.C....................................  18,769  1,072,724
#   Rio Tinto P.L.C. Sponsored ADR.....................  85,527  4,899,842
    RM P.L.C...........................................  10,751     29,111
    Robert Walters P.L.C...............................  18,804     99,331
    Rolls-Royce Holdings P.L.C......................... 127,711  2,229,368
    Rotork P.L.C.......................................  12,915    601,074
*   Royal Bank of Scotland Group P.L.C................. 102,482    610,840
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  19,222    228,357

                                     1494

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. ADR(780259107)............ 170,627 $14,697,810
    Royal Dutch Shell P.L.C. ADR(780259206)............  33,414   2,734,268
    Royal Dutch Shell P.L.C. Class A...................   6,989     287,359
    Royal Dutch Shell P.L.C. Class B...................  59,695   2,570,573
    RPC Group P.L.C....................................  39,340     387,605
    RPS Group P.L.C....................................  56,373     243,216
    RSA Insurance Group P.L.C.......................... 254,379   1,966,602
    SABMiller P.L.C....................................  24,523   1,335,316
    Sage Group P.L.C. (The)............................ 217,428   1,350,449
*   Salamander Energy P.L.C............................  51,404      97,471
    Savills P.L.C......................................  36,445     365,183
    Schroders P.L.C.(0239581)..........................   8,691     271,289
    Schroders P.L.C.(0240549)..........................  10,666     428,554
*   SDL P.L.C..........................................  13,719      73,628
    Senior P.L.C....................................... 130,094     575,603
    Sepura P.L.C.......................................   3,814       9,431
    Serco Group P.L.C..................................  42,024     256,453
*   Severfield P.L.C...................................  55,690      56,852
    Severn Trent P.L.C.................................  27,786     906,460
    Shanks Group P.L.C................................. 157,113     285,426
    Shire P.L.C........................................  16,942   1,394,468
    Shire P.L.C. ADR...................................   3,900     961,350
    SIG P.L.C.......................................... 150,301     423,369
    Smith & Nephew P.L.C...............................  22,900     394,102
    Smith & Nephew P.L.C. Sponsored ADR................   7,243     623,405
    Smiths Group P.L.C.................................  66,353   1,423,826
    Soco International P.L.C...........................  61,026     441,795
    Spectris P.L.C.....................................  39,306   1,264,326
    Speedy Hire P.L.C.................................. 108,594      96,545
    Spirax-Sarco Engineering P.L.C.....................  14,221     651,501
    Spirent Communications P.L.C.......................  56,918      98,606
    Spirit Pub Co. P.L.C............................... 223,416     275,417
*   Sports Direct International P.L.C..................  38,350     430,914
    SSE P.L.C..........................................  74,888   1,839,172
    St Ives P.L.C......................................  14,743      52,826
    St James's Place P.L.C............................. 125,210   1,530,430
    ST Modwen Properties P.L.C.........................  42,148     263,536
    Stagecoach Group P.L.C.............................  91,023     544,250
    Standard Chartered P.L.C........................... 161,589   3,350,994
    Standard Life P.L.C................................ 361,783   2,279,690
    Sthree P.L.C.......................................  10,289      62,156
*   SuperGroup P.L.C...................................   6,063     104,119
    Synergy Health P.L.C...............................  14,575     334,521
    Synthomer P.L.C....................................  48,003     171,980
    TalkTalk Telecom Group P.L.C....................... 111,667     592,175
    Tate & Lyle P.L.C..................................  76,820     806,500
    Taylor Wimpey P.L.C................................ 741,551   1,386,084
    Ted Baker P.L.C....................................   2,017      57,960
    Telecity Group P.L.C...............................  27,203     363,823
    Telecom Plus P.L.C.................................   9,064     212,294
    Tesco P.L.C........................................ 713,147   3,094,145
*   Thomas Cook Group P.L.C............................ 503,623   1,036,039
*   Thorntons P.L.C....................................   5,196       9,672

                                     1495

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
UNITED KINGDOM -- (Continued)
    Topps Tiles P.L.C..................................  17,420 $     31,156
    Travis Perkins P.L.C...............................  58,024    1,633,784
    Trifast P.L.C......................................   8,295       15,854
*   Trinity Mirror P.L.C...............................  87,088      290,475
    TT electronics P.L.C...............................  41,933      130,775
    TUI Travel P.L.C................................... 105,022      641,078
    Tullett Prebon P.L.C...............................  58,399      243,373
    Tullow Oil P.L.C...................................  28,875      354,023
    UBM P.L.C..........................................  37,493      390,760
    UDG Healthcare P.L.C...............................  68,807      412,480
    Ultra Electronics Holdings P.L.C...................  16,407      489,099
    Unilever P.L.C.....................................   9,090      392,747
    Unilever P.L.C. Sponsored ADR......................  15,908      687,703
    Unite Group P.L.C. (The)...........................  48,027      328,686
    United Utilities Group P.L.C.......................  74,985    1,123,913
    United Utilities Group P.L.C. ADR..................     154        4,631
    UTV Media P.L.C....................................  16,663       61,531
*   Vectura Group P.L.C................................  57,716      137,465
    Vedanta Resources P.L.C............................  30,773      542,891
    Vesuvius P.L.C.....................................  67,651      529,546
    Victrex P.L.C......................................  24,212      653,028
    Vitec Group P.L.C. (The)...........................   9,130       87,154
    Vodafone Group P.L.C...............................   1,739        5,793
    Vodafone Group P.L.C. Sponsored ADR................ 168,189    5,587,254
    Volex P.L.C........................................   1,437        1,951
    Weir Group P.L.C. (The)............................  35,036    1,512,180
    WH Smith P.L.C.....................................  25,517      485,602
    Whitbread P.L.C....................................  31,532    2,283,401
    William Hill P.L.C................................. 173,966    1,031,155
    Wilmington Group P.L.C.............................   2,776        9,143
*   Wincanton P.L.C....................................  14,780       36,261
    WM Morrison Supermarkets P.L.C..................... 391,883    1,112,281
*   Wolfson Microelectronics P.L.C.....................  35,460      138,087
    Wolseley P.L.C.....................................  47,032    2,448,581
    Wolseley P.L.C. ADR................................     925        4,806
    WPP P.L.C..........................................   5,574      110,959
    WPP P.L.C. Sponsored ADR...........................  17,868    1,777,687
    WS Atkins P.L.C....................................  20,790      466,150
    Xaar P.L.C.........................................   4,665       43,286
    Xchanging P.L.C....................................  53,555      159,084
                                                                ------------
TOTAL UNITED KINGDOM...................................          300,218,515
                                                                ------------
UNITED STATES -- (0.0%)
    Bizlink Holding Rights.............................     762          249
*   Chaparral Gold Corp................................   4,500        2,352
*   Endo International P.L.C...........................   1,605      109,723
*   Kofax, Ltd.........................................   6,352       45,109

                                     1496

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        ------- --------------
UNITED STATES -- (Continued)
*   McEwen Mining - Minera Andes Acquisition Corp......  19,800 $       56,294
                                                                --------------
TOTAL UNITED STATES....................................                213,727
                                                                --------------
TOTAL COMMON STOCKS....................................          2,029,909,162
                                                                --------------
PREFERRED STOCKS -- (0.7%)

BRAZIL -- (0.6%)
    AES Tiete SA.......................................  25,600        209,426
    Alpargatas SA......................................  20,507         95,993
    Banco ABC Brasil SA................................  18,962        108,235
    Banco Bradesco SA..................................  24,040        366,733
    Banco Bradesco SA ADR.............................. 138,651      2,118,592
    Banco Daycoval SA..................................   3,700         15,102
    Banco do Estado do Rio Grande do Sul SA Class B....  47,894        243,613
*   Banco Industrial e Comercial SA....................  13,600         47,476
*   Banco Panamericano SA..............................  32,000         47,956
    Braskem SA Class A.................................  14,800         91,524
    Centrais Eletricas Brasileiras SA Class B..........  49,900        239,520
    Centrais Eletricas de Santa Catarina SA............   2,600         17,133
    Cia Brasileira de Distribuicao.....................   2,800        135,141
    Cia de Gas de Sao Paulo COMGAS Class A.............   5,100        118,286
    Cia de Saneamento do Parana........................     200            511
    Cia de Transmissao de Energia Eletrica Paulista....   9,100        115,317
    Cia Energetica de Minas Gerais.....................  78,253        637,061
    Cia Energetica de Sao Paulo Class B................  19,600        249,930
    Cia Energetica do Ceara Class A....................   2,332         35,822
    Cia Ferro Ligas da Bahia - Ferbasa.................  11,500         51,804
    Cia Paranaense de Energia..........................   8,905        138,162
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  21,846        100,431
    Eucatex SA Industria e Comercio....................   4,600          8,921
    Gerdau SA..........................................   8,687         51,117
*   Gol Linhas Aereas Inteligentes SA..................  18,600        112,563
    Itau Unibanco Holding SA........................... 118,373      1,831,358
    Itau Unibanco Holding SA ADR.......................  30,531        470,173
    Lojas Americanas SA................................  65,360        416,287
    Marcopolo SA.......................................  90,600        159,736
    Oi SA..............................................  19,524         12,650
    Parana Banco SA....................................  12,000         57,177
    Petroleo Brasileiro SA.............................  81,035        682,212
    Petroleo Brasileiro SA Sponsored ADR............... 107,510      1,808,318
    Randon Participacoes SA............................  33,000         90,618
    Saraiva SA Livreiros Editores......................   5,100         41,047
    Suzano Papel e Celulose SA Class A.................  72,725        282,085
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 108,705        385,708
    Vale SA............................................  22,600        290,177
    Vale SA Sponsored ADR.............................. 104,605      1,338,944
                                                                --------------
TOTAL BRAZIL...........................................             13,222,859
                                                                --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B....................  17,884         63,623
                                                                --------------
COLOMBIA -- (0.0%)
    Avianca Holdings SA................................  56,456        115,063

                                     1497

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
COLOMBIA -- (Continued)
    Banco Davivienda SA................................     6,782 $   114,843
    Grupo Aval Acciones y Valores......................    34,933      25,873
    Grupo de Inversiones Suramericana SA...............     3,235      68,398
                                                                  -----------
TOTAL COLOMBIA.........................................               324,177
                                                                  -----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE.......................    10,275     960,395
                                                                  -----------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%........ 1,111,152      14,627
                                                                  -----------
TOTAL PREFERRED STOCKS.................................            14,585,681
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*   Intercell AG.......................................     4,255          --
                                                                  -----------
BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14..................................       551         877
                                                                  -----------
CHINA -- (0.0%)
*   Golden Meditech Warrants 07/30/15..................    60,394          --
                                                                  -----------
FRANCE -- (0.0%)
*   Bigben Interactive Rights 01/31/2016...............     1,060         128
*   Groupe Fnac Rights 05/16/15........................         4          22
*   Peugeot SA Warrants 04/29/17.......................    49,592     118,535
                                                                  -----------
TOTAL FRANCE...........................................               118,685
                                                                  -----------
GERMANY -- (0.0%)
*   Patrizia Immobilien AG Rights 08/07/14.............     1,289      14,360
                                                                  -----------
HONG KONG -- (0.0%)
*   Sun Hung Kai Properties 04/22/16...................         1           2
                                                                  -----------
INDIA -- (0.0%)
*   Indian Hotels Co., Ltd. Rights 08/20/14............    13,147          --
                                                                  -----------
INDONESIA -- (0.0%)
*   Pabrik Kertas Tjiwi Kimia Tbk PT Warrant 07/11/17..    52,166       1,216
                                                                  -----------
ISRAEL -- (0.0%)
*   Africa Israel Investments, Ltd. Rights 03/31/2015..     4,969         409
                                                                  -----------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS SA Rights 12/31/49.................    17,204          --
                                                                  -----------
SOUTH AFRICA -- (0.0%)
*   Steinhoff International Holdings Rights 08/01/14...    31,587       4,713
                                                                  -----------
SOUTH KOREA -- (0.0%)
*   AK Holdings, Inc. Rights 08/13/14..................       131       1,324
*   Hanjin Heavy Industrial and Construction Rights
      08/07/14.........................................     6,410       6,298
*   JB Financial Group Rights 09/03/14.................     5,545       7,283

                                     1498

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SOUTH KOREA -- (Continued)
*     NK Co., Ltd. Rights 08/01/14....................       413 $          462
                                                                 --------------
TOTAL SOUTH KOREA.....................................                   15,367
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14.....................   437,675         90,266
*     Zardoya Otis SA Rights 08/06/14.................    17,271         10,574
                                                                 --------------
TOTAL SPAIN...........................................                  100,840
                                                                 --------------
THAILAND -- (0.0%)
*     Gland W3 Warrants 12/31/14......................     6,813            488
*     LH W3 Warrants 04/29/17.........................    42,440          7,600
*     Tru Rights 08/28/14.............................   210,025         19,949
*     True Rights 08/26/14............................   206,336         19,599
                                                                 --------------
TOTAL THAILAND........................................                   47,636
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                  304,105
                                                                 --------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                       --------- --------------
SECURITIES LENDING COLLATERAL -- (2.1%)
(S)@  DFA Short Term Investment Fund.................. 3,789,928     43,849,467
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,654,268,419)^^.           $2,088,648,415
                                                                 ==============

                                     1499

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
 Common Stocks
    Australia................... $  3,335,848 $101,950,925   --    $105,286,773
    Austria.....................           --    7,358,561   --       7,358,561
    Belgium.....................    2,212,849   17,399,576   --      19,612,425
    Brazil......................   32,735,146       42,525   --      32,777,671
    Canada......................  151,754,658       25,250   --     151,779,908
    Chile.......................    5,352,261           --   --       5,352,261
    China.......................   10,209,966   78,279,450   --      88,489,416
    Colombia....................    2,054,172           --   --       2,054,172
    Czech Republic..............           --      861,672   --         861,672
    Denmark.....................      958,761   22,037,708   --      22,996,469
    Egypt.......................           --      101,862   --         101,862
    Finland.....................      250,417   25,871,028   --      26,121,445
    France......................   10,618,522  105,578,183   --     116,196,705
    Germany.....................    6,369,230   99,831,253   --     106,200,483
    Greece......................           --    3,363,776   --       3,363,776
    Hong Kong...................      135,020   43,226,801   --      43,361,821
    Hungary.....................       33,132      633,468   --         666,600
    India.......................    2,300,385   32,944,446   --      35,244,831
    Indonesia...................      327,996   12,084,242   --      12,412,238
    Ireland.....................    1,305,224    5,972,857   --       7,278,081
    Israel......................    3,447,379    7,258,653   --      10,706,032
    Italy.......................    2,811,886   38,601,984   --      41,413,870
    Japan.......................   15,477,999  302,826,978   --     318,304,977
    Malaysia....................       11,123   19,185,946   --      19,197,069
    Mexico......................   23,269,824        1,075   --      23,270,899
    Netherlands.................   10,273,553   30,034,175   --      40,307,728
    New Zealand.................       15,921    5,390,783   --       5,406,704
    Norway......................    1,637,974   14,714,208   --      16,352,182
    Peru........................      518,196           --   --         518,196
    Philippines.................       70,360    6,590,595   --       6,660,955
    Poland......................           --    7,602,790   --       7,602,790
    Portugal....................           --    4,711,864   --       4,711,864
    Russia......................      163,336    8,130,253   --       8,293,589
    Singapore...................        2,626   22,050,098   --      22,052,724
    South Africa................    5,189,804   30,969,098   --      36,158,902
    South Korea.................    5,071,807   77,788,922   --      82,860,729
    Spain.......................    5,570,682   36,531,105   --      42,101,787
    Sweden......................    1,170,832   46,985,667   --      48,156,499
    Switzerland.................   16,951,559   89,224,335   --     106,175,894
    Taiwan......................    1,260,598   77,949,362   --      79,209,960
    Thailand....................   13,598,525           --   --      13,598,525
    Turkey......................      149,625    8,748,250   --       8,897,875
    United Kingdom..............   77,210,332  223,008,183   --     300,218,515
    United States...............      168,369       45,358   --         213,727
 Preferred Stocks
    Brazil......................   13,222,859           --   --      13,222,859
    Chile.......................       63,623           --   --          63,623
    Colombia....................      324,177           --   --         324,177
    Germany.....................           --      960,395   --         960,395
    India.......................           --       14,627   --          14,627
 Rights/Warrants
    Austria.....................           --           --   --              --
    Brazil......................           --          877   --             877
    China.......................           --           --   --              --
    France......................           --      118,685   --         118,685
    Germany.....................           --       14,360   --          14,360

                                     1500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

    Hong Kong..................           --              2 --               2
    India......................           --             -- --              --
    Indonesia..................           --          1,216 --           1,216
    Israel.....................           --            409 --             409
    Portugal...................           --             -- --              --
    South Africa...............           --          4,713 --           4,713
    South Korea................           --         15,367 --          15,367
    Spain......................           --        100,840 --         100,840
    Thailand...................           --         47,636 --          47,636
 Securities Lending Collateral.           --     43,849,467 --      43,849,467
                                ------------ -------------- --  --------------
 TOTAL......................... $427,606,556 $1,661,041,859 --  $2,088,648,415
                                ============ ============== ==  ==============

                                     1501

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $77,067,320
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $61,773,673)^^.......................................... $77,067,320
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1502

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (82.0%)

Consumer Discretionary -- (11.5%)
*   1-800-Flowers.com, Inc. Class A....................  6,817 $ 34,903
    Aaron's, Inc.......................................  9,167  241,825
#   Abercrombie & Fitch Co. Class A....................  2,102   82,693
    AH Belo Corp. Class A..............................  5,125   54,069
#*  ALCO Stores, Inc...................................  1,100    7,661
*   Ambassadors Group, Inc.............................    113      486
#*  America's Car-Mart, Inc............................    312   11,681
*   Apollo Education Group, Inc. Class A...............  3,559   99,403
    Ark Restaurants Corp...............................    411    8,758
*   Ascena Retail Group, Inc...........................  1,315   21,119
#*  Ascent Capital Group, Inc. Class A.................  1,823  112,990
*   Ballantyne Strong, Inc.............................  3,604   13,947
#*  Barnes & Noble, Inc................................ 12,543  261,145
    Bassett Furniture Industries, Inc..................  2,400   34,992
    Beasley Broadcasting Group, Inc. Class A...........  1,850   11,322
#   bebe stores, Inc................................... 16,300   45,803
*   Belmond, Ltd. Class A.............................. 19,121  237,100
    Big 5 Sporting Goods Corp..........................    547    5,421
    Big Lots, Inc......................................    850   37,187
#*  Biglari Holdings, Inc..............................    372  158,104
#*  BJ's Restaurants, Inc..............................  3,615  123,886
#   Bob Evans Farms, Inc...............................  6,934  329,434
*   Books-A-Million, Inc...............................  2,707    5,793
    Bowl America, Inc. Class A.........................    120    1,755
#*  Boyd Gaming Corp................................... 10,794  118,734
#*  Bridgepoint Education, Inc.........................    166    1,994
*   Bright Horizons Family Solutions, Inc..............  1,803   74,951
    Brown Shoe Co., Inc................................ 10,800  304,452
*   Build-A-Bear Workshop, Inc.........................  4,475   47,211
#*  Cache, Inc.........................................  4,063    4,754
#   Callaway Golf Co...................................  8,120   61,712
*   Cambium Learning Group, Inc........................  2,293    4,494
*   Canterbury Park Holding Corp.......................    332    3,167
*   Career Education Corp.............................. 18,900   96,579
    Carriage Services, Inc.............................  4,499   72,569
*   Carrols Restaurant Group, Inc......................  4,011   30,123
    Cato Corp. (The) Class A...........................    857   26,447
*   Cavco Industries, Inc..............................  1,469  104,872
#*  Central European Media Enterprises, Ltd. Class A... 13,696   35,884
#*  Charles & Colvard, Ltd.............................    863    1,614
    Chico's FAS, Inc................................... 19,713  311,663
#   Children's Place, Inc. (The).......................    900   45,180
*   Christopher & Banks Corp...........................    100      855
    Churchill Downs, Inc...............................  3,200  276,800
*   Citi Trends, Inc...................................  3,458   69,679
*   Coast Distribution System, Inc. (The)..............    800    2,420
#*  Cobra Electronics Corp.............................  1,000    4,130
    Columbia Sportswear Co.............................  1,698  126,942
#*  Conn's, Inc........................................    100    4,000
    Cooper Tire & Rubber Co............................  6,970  201,363
    Core-Mark Holding Co., Inc.........................  6,222  293,678

                                     1503

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES  VALUE+
                                                         ------ --------
Consumer Discretionary -- (Continued)
*    Crocs, Inc.........................................  9,885 $156,875
     CSS Industries, Inc................................  2,542   62,762
     Culp, Inc..........................................    907   16,435
#*   Cumulus Media, Inc. Class A........................ 27,627  143,108
#    Darden Restaurants, Inc............................ 13,046  609,900
#*   dELiA*s, Inc.......................................  4,300    2,644
*    Delta Apparel, Inc.................................  1,640   21,123
#*   Destination XL Group, Inc..........................  4,200   22,470
#    DeVry Education Group, Inc......................... 14,803  591,676
     Dillard's, Inc. Class A............................  7,314  871,975
     DineEquity, Inc....................................  2,259  183,092
*    Dixie Group, Inc. (The)............................  3,300   27,687
*    Dover Downs Gaming & Entertainment, Inc............    937    1,181
     Dover Motorsports, Inc.............................  3,360    9,341
     DR Horton, Inc.....................................    969   20,058
#*   Education Management Corp..........................    848    1,094
*    Emerson Radio Corp.................................  2,934    4,724
#*   Entercom Communications Corp. Class A..............  2,272   21,470
*    Entertainment Gaming Asia, Inc.....................    800      553
     Escalade, Inc......................................    794   12,625
*    EW Scripps Co. (The) Class A.......................  9,017  195,489
o#*  FAB Universal Corp.................................  1,050    1,209
#*   Federal-Mogul Holdings Corp........................ 11,873  189,256
     Finish Line, Inc. (The) Class A....................  6,111  160,658
     Flexsteel Industries, Inc..........................    745   22,544
     Foot Locker, Inc................................... 15,761  749,120
     Fred's, Inc. Class A...............................  8,542  135,220
     Frisch's Restaurants, Inc..........................    439   10,382
#*   Fuel Systems Solutions, Inc........................  5,203   54,631
*    Full House Resorts, Inc............................  1,609    2,269
*    Gaiam, Inc. Class A................................  1,255    8,258
#    GameStop Corp. Class A............................. 13,945  585,272
#*   Gaming Partners International Corp.................    300    2,592
     Gannett Co., Inc................................... 17,139  560,788
#*   Genesco, Inc.......................................  3,050  232,623
     Graham Holdings Co. Class B........................    910  624,032
#*   Gray Television, Inc............................... 16,055  195,550
*    Gray Television, Inc. Class A......................    700    6,692
#    Group 1 Automotive, Inc............................  4,731  349,715
     Guess?, Inc........................................    540   14,045
     Harte-Hanks, Inc...................................  8,095   53,103
     Haverty Furniture Cos., Inc........................  5,157  114,640
*    Helen of Troy, Ltd.................................  7,600  407,588
*    Here Media, Inc....................................    340       --
*    Here Media, Inc. Special Shares....................    340       --
#*   hhgregg, Inc.......................................  1,188    8,447
*    Hollywood Media Corp...............................  1,384    1,744
     Hooker Furniture Corp..............................  2,723   39,538
#*   Iconix Brand Group, Inc............................ 10,945  462,207
     International Speedway Corp. Class A...............  5,584  169,307
*    Isle of Capri Casinos, Inc.........................  5,803   45,902
     JAKKS Pacific, Inc.................................    539    3,363
     John Wiley & Sons, Inc. Class A....................  3,494  209,954

                                     1504

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A.....................  2,148 $ 49,533
*   Journal Communications, Inc. Class A............... 10,623  115,578
*   K12, Inc...........................................  2,441   56,900
*   Kirkland's, Inc....................................    108    2,031
    La-Z-Boy, Inc......................................  2,476   52,095
*   Lakeland Industries, Inc...........................  2,120   13,038
*   Lazare Kaplan International, Inc...................  1,563    2,579
    Lear Corp..........................................  7,400  696,858
    Lennar Corp. Class B...............................  1,298   39,719
*   Liberty Ventures Series A..........................  6,813  471,187
#*  Life Time Fitness, Inc.............................  4,459  175,462
    Lifetime Brands, Inc...............................  3,674   62,458
    Lithia Motors, Inc. Class A........................    341   30,298
*   Live Nation Entertainment, Inc..................... 18,518  429,803
*   Luby's, Inc........................................  7,944   39,879
*   M/I Homes, Inc.....................................  2,943   60,567
    Marcus Corp. (The).................................  4,702   83,084
#*  MarineMax, Inc.....................................  7,157  119,307
*   Marriott Vacations Worldwide Corp..................  6,176  355,429
#   Matthews International Corp. Class A...............  2,084   90,644
*   McClatchy Co. (The) Class A........................  4,850   23,425
#   MDC Holdings, Inc..................................  6,192  166,998
#*  Media General, Inc. Class A........................  5,800  116,928
    Men's Wearhouse, Inc. (The)........................ 12,021  604,897
#   Meredith Corp......................................  6,754  310,144
*   Meritage Homes Corp................................  4,989  191,079
*   Modine Manufacturing Co............................ 13,495  185,826
*   Monarch Casino & Resort, Inc.......................  2,145   26,770
*   Motorcar Parts of America, Inc.....................  1,030   22,928
    Movado Group, Inc..................................  4,151  169,900
*   MTR Gaming Group, Inc..............................  5,500   25,300
*   Murphy USA, Inc....................................  1,190   58,810
    NACCO Industries, Inc. Class A.....................  1,777   84,745
#   New York Times Co. (The) Class A................... 12,304  153,677
#*  Norwegian Cruise Line Holdings, Ltd................ 13,584  445,283
#*  Office Depot, Inc.................................. 62,331  312,278
*   Penn National Gaming, Inc..........................  1,406   14,735
    Penske Automotive Group, Inc.......................  3,926  182,363
#*  Pep Boys-Manny, Moe & Jack (The)................... 13,680  144,734
*   Perfumania Holdings, Inc...........................  1,390    9,035
*   Perry Ellis International, Inc.....................  3,987   73,361
#*  Pinnacle Entertainment, Inc........................  2,795   60,931
    PulteGroup, Inc.................................... 40,736  718,990
#*  Quiksilver, Inc....................................  9,875   29,526
*   Radio One, Inc. Class D............................  3,383   14,784
#*  RadioShack Corp....................................  3,671    2,276
#*  Reading International, Inc. Class A................  1,086    8,721
*   Red Lion Hotels Corp...............................  4,230   23,180
*   Red Robin Gourmet Burgers, Inc.....................  1,232   79,291
#   Regis Corp......................................... 13,290  185,130
    Remy International, Inc............................  1,044   23,156
#   Rent-A-Center, Inc................................. 10,115  242,153
    RG Barry Corp......................................    958   18,097

                                     1505

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
#*  Rick's Cabaret International, Inc..................  2,700 $    29,916
    Rocky Brands, Inc..................................  1,900      28,652
#*  Ruby Tuesday, Inc.................................. 17,122     102,903
#   Ryland Group, Inc. (The)...........................  4,758     152,732
    Saga Communications, Inc. Class A..................  2,276      81,936
    Salem Communications Corp. Class A.................  4,900      42,679
#   Scholastic Corp....................................  6,726     238,235
    Service Corp. International........................ 19,180     402,780
*   Shiloh Industries, Inc.............................  5,891     100,147
    Shoe Carnival, Inc.................................  5,209      92,720
    Signet Jewelers, Ltd...............................  1,789     182,102
*   Sizmek, Inc........................................  7,844      71,302
*   Skechers U.S.A., Inc. Class A......................  9,134     476,521
*   Skullcandy, Inc....................................  6,409      43,325
*   Skyline Corp.......................................  1,691       7,965
    Sonic Automotive, Inc. Class A.....................  5,187     126,148
*   Spanish Broadcasting System, Inc. Class A..........     78         420
    Spartan Motors, Inc................................  7,754      33,342
    Speedway Motorsports, Inc.......................... 10,592     184,724
*   Sport Chalet, Inc. Class A.........................  4,484       5,067
#*  Sport Chalet, Inc. Class B.........................    150         169
    Stage Stores, Inc..................................  6,632     119,509
    Standard Motor Products, Inc.......................  5,844     210,676
#*  Standard Pacific Corp.............................. 27,321     206,000
*   Stanley Furniture Co., Inc.........................  3,305       8,560
    Stein Mart, Inc....................................  5,158      66,951
*   Stoneridge, Inc....................................  7,811      85,687
    Strattec Security Corp.............................    300      18,849
    Superior Industries International, Inc.............  5,967     111,643
    Superior Uniform Group, Inc........................  2,295      47,621
    Sypris Solutions, Inc..............................  6,800      32,232
#*  Systemax, Inc......................................  2,377      32,494
#   Tandy Leather Factory, Inc.........................  1,191      11,124
*   Toll Brothers, Inc................................. 18,546     606,269
    Trans World Entertainment Corp.....................  8,600      30,960
#*  Tuesday Morning Corp...............................    489       8,049
*   Unifi, Inc.........................................  4,872     139,534
*   Universal Electronics, Inc.........................  2,030      96,689
*   Visteon Corp.......................................  4,878     465,849
*   Vitamin Shoppe, Inc................................  3,127     133,367
#*  VOXX International Corp............................  4,853      48,093
*   Wells-Gardner Electronics Corp.....................  1,121       1,368
#   Wendy's Co. (The).................................. 87,792     715,505
*   West Marine, Inc...................................  6,279      53,874
#*  Wet Seal, Inc. (The) Class A.......................    910         839
    Weyco Group, Inc...................................    493      12,798
*   William Lyon Homes Class A.........................  2,247      55,321
*   Zumiez, Inc........................................  2,349      65,420
                                                               -----------
Total Consumer Discretionary...........................         26,129,641
                                                               -----------
Consumer Staples -- (2.6%)
#   Alico, Inc.........................................    767      28,310
*   Alliance One International, Inc.................... 17,363      39,414

                                     1506

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    Andersons, Inc. (The)..............................  6,189 $  334,330
#*  Boulder Brands, Inc................................ 10,495    119,118
    Cal-Maine Foods, Inc...............................  2,400    170,880
#   Casey's General Stores, Inc........................  4,653    307,889
    CCA Industries, Inc................................    400      1,408
*   Central Garden and Pet Co..........................  2,954     27,147
*   Central Garden and Pet Co. Class A.................  9,618     89,736
#*  Chiquita Brands International, Inc................. 10,547    101,146
    Coca-Cola Bottling Co. Consolidated................    149     10,403
*   Constellation Brands, Inc. Class A.................  1,462    121,726
*   Craft Brew Alliance, Inc...........................  3,112     34,917
*   Darling Ingredients, Inc........................... 11,911    222,974
#   Dean Foods Co...................................... 11,940    182,921
    Energizer Holdings, Inc............................    591     67,823
*   Farmer Bros. Co....................................  4,300     88,021
#   Fresh Del Monte Produce, Inc....................... 13,128    393,052
    Golden Enterprises, Inc............................    678      2,760
    Ingles Markets, Inc. Class A.......................  3,539     86,776
    Ingredion, Inc.....................................  7,804    574,609
#   Inter Parfums, Inc.................................  1,206     31,513
    John B. Sanfilippo & Son, Inc......................  1,796     47,504
*   Mannatech, Inc.....................................    682      8,382
    MGP Ingredients, Inc...............................  4,280     34,454
*   Nutraceutical International Corp...................  2,600     60,008
    Oil-Dri Corp. of America...........................    882     25,728
*   Omega Protein Corp.................................  5,772     80,923
    Orchids Paper Products Co..........................    795     20,988
*   Pantry, Inc. (The).................................  7,260    130,027
#*  Post Holdings, Inc.................................  7,545    338,921
#   Sanderson Farms, Inc...............................  2,241    204,133
*   Seaboard Corp......................................    196    558,992
#*  Seneca Foods Corp. Class A.........................  1,129     32,312
    Snyder's-Lance, Inc................................  4,361    108,196
    SpartanNash Co.....................................  8,866    185,831
    Spectrum Brands Holdings, Inc......................  2,026    168,968
#*  Susser Holdings Corp...............................  2,447    196,176
*   TreeHouse Foods, Inc...............................  4,561    335,234
#   Universal Corp.....................................  3,612    187,571
    Village Super Market, Inc. Class A.................    726     17,076
    Weis Markets, Inc..................................  6,017    256,685
                                                               ----------
Total Consumer Staples.................................         6,034,982
                                                               ----------
Energy -- (8.8%)
    Adams Resources & Energy, Inc......................    489     31,951
    Alon USA Energy, Inc...............................  6,477     83,229
#*  Alpha Natural Resources, Inc....................... 24,338     82,506
#   Arch Coal, Inc.....................................  4,886     14,511
*   Atwood Oceanics, Inc...............................  7,074    340,613
*   Barnwell Industries, Inc...........................    480      1,469
*   Basic Energy Services, Inc.........................  9,941    238,485
*   Bill Barrett Corp..................................  4,418    106,076
    Bolt Technology Corp...............................  1,400     23,898
*   Bonanza Creek Energy, Inc..........................    838     46,978

                                     1507

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#*  BPZ Resources, Inc................................. 16,646 $   43,613
    Bristow Group, Inc.................................  5,612    400,528
*   C&J Energy Services, Inc...........................  7,081    212,147
#*  Cal Dive International, Inc........................ 15,652     17,061
*   Callon Petroleum Co................................ 13,558    133,953
*   Carrizo Oil & Gas, Inc.............................    649     39,855
*   Clayton Williams Energy, Inc.......................    624     66,400
#*  Cloud Peak Energy, Inc.............................  8,161    126,332
#   Comstock Resources, Inc............................ 11,486    271,759
*   Contango Oil & Gas Co..............................  1,493     60,063
#   CVR Energy, Inc....................................  1,300     61,204
    Dawson Geophysical Co..............................  2,215     55,597
    Delek US Holdings, Inc............................. 14,271    416,999
    Denbury Resources, Inc............................. 41,488    703,222
    DHT Holdings, Inc..................................  2,476     16,391
#   Diamond Offshore Drilling, Inc.....................  1,586     74,209
#*  Endeavour International Corp....................... 10,559     14,888
    Energy XXI Bermuda, Ltd............................ 15,271    304,809
*   ENGlobal Corp......................................  2,200      6,138
    EnLink Midstream LLC...............................    661     25,257
*   Era Group, Inc.....................................  4,052    108,594
*   Escalera Resources Co..............................  1,300      2,886
#   Exterran Holdings, Inc............................. 15,632    660,452
*   Forum Energy Technologies, Inc.....................    838     27,897
    GasLog, Ltd........................................  9,345    238,297
*   Gastar Exploration, Inc............................  7,600     50,312
#   Green Plains, Inc..................................  8,643    324,026
    Gulf Island Fabrication, Inc.......................  2,703     52,709
#   Gulfmark Offshore, Inc. Class A....................  5,554    212,552
#*  Halcon Resources Corp.............................. 10,535     62,683
#*  Harvest Natural Resources, Inc.....................  7,276     31,432
#*  Helix Energy Solutions Group, Inc.................. 15,510    394,419
#*  Hercules Offshore, Inc............................. 20,035     70,724
*   Hornbeck Offshore Services, Inc....................  6,159    269,148
*   ION Geophysical Corp...............................  7,523     28,211
#*  Key Energy Services, Inc........................... 34,852    213,991
*   Kodiak Oil & Gas Corp.............................. 16,723    259,875
#*  Lucas Energy, Inc..................................  3,400      1,732
#*  Magnum Hunter Resources Corp....................... 10,110     65,007
#*  Matador Resources Co...............................  1,648     44,562
*   Matrix Service Co..................................  3,683     98,889
#*  McDermott International, Inc.......................  1,307      9,541
*   Mexco Energy Corp..................................    100        705
#*  Miller Energy Resources, Inc.......................  2,236     10,934
*   Mitcham Industries, Inc............................  1,387     17,989
    Nabors Industries, Ltd............................. 43,157  1,172,144
*   Natural Gas Services Group, Inc....................  2,866     89,419
*   Newfield Exploration Co............................ 15,387    620,096
#*  Newpark Resources, Inc............................. 19,591    239,598
*   Nordic American Offshore, Ltd......................      7        128
#   Nordic American Tankers, Ltd.......................    841      7,241
#*  Northern Oil and Gas, Inc..........................  7,771    125,035
*   Oil States International, Inc......................    388     23,781

                                     1508

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
#*  Overseas Shipholding Group, Inc....................  2,316 $    15,865
*   Pacific Drilling SA................................  1,847      17,583
*   Parker Drilling Co................................. 30,804     190,369
    Patterson-UTI Energy, Inc.......................... 21,500     738,525
    PBF Energy, Inc. Class A...........................  7,900     214,090
*   PDC Energy, Inc....................................  6,007     325,940
#   Peabody Energy Corp................................ 22,467     340,824
#*  Penn Virginia Corp................................. 21,837     284,318
*   PHI, Inc. Non-Voting...............................  3,000     118,350
*   Pioneer Energy Services Corp....................... 14,053     206,720
    QEP Resources, Inc................................. 18,470     610,433
#*  Renewable Energy Group, Inc........................ 11,223     125,698
*   REX American Resources Corp........................  2,075     175,026
*   Rex Energy Corp....................................  8,678     119,670
*   Rosetta Resources, Inc.............................  4,570     233,390
    Rowan Cos. P.L.C. Class A.......................... 18,242     556,746
#*  SandRidge Energy, Inc.............................. 46,542     277,390
#   Scorpio Tankers, Inc...............................    367       3,446
#*  SEACOR Holdings, Inc...............................  4,516     343,035
#   Ship Finance International, Ltd....................  9,244     168,241
    SM Energy Co.......................................  6,822     535,800
*   Steel Excel, Inc...................................  3,594     120,848
#*  Stone Energy Corp.................................. 11,822     449,827
    Superior Energy Services, Inc...................... 21,870     734,832
#*  Swift Energy Co....................................  8,400      92,820
#*  Synthesis Energy Systems, Inc......................  6,200       8,308
#   Teekay Corp........................................  3,865     215,126
    Tesco Corp......................................... 11,009     214,896
    Tesoro Corp........................................ 10,688     657,740
#*  TETRA Technologies, Inc............................ 16,858     185,607
#   Tidewater, Inc.....................................  7,300     345,071
#*  Triangle Petroleum Corp............................ 11,055     119,394
*   Unit Corp..........................................  8,595     544,493
#*  Vaalco Energy, Inc.................................  7,136      49,238
#   W&T Offshore, Inc..................................  6,873      92,167
*   Warren Resources, Inc..............................  8,740      51,479
    Western Refining, Inc.............................. 11,347     464,773
*   Whiting Petroleum Corp.............................  1,106      97,870
*   Willbros Group, Inc................................ 13,791     159,838
*   WPX Energy, Inc.................................... 13,125     269,981
                                                               -----------
Total Energy...........................................         20,030,917
                                                               -----------
Financials -- (19.2%)
    1st Source Corp....................................  6,821     193,648
    1st United Bancorp, Inc............................  4,000      33,400
    Access National Corp...............................    535       8,560
*   Alleghany Corp.....................................  1,664     688,646
    Allied World Assurance Co. Holdings AG............. 11,859     427,043
*   Ambac Financial Group, Inc.........................  5,504     124,721
*   American Capital, Ltd.............................. 18,070     273,941
    American Equity Investment Life Holding Co.........  9,404     208,205
    American Financial Group, Inc...................... 13,215     739,908
#   American National Bankshares, Inc..................    702      15,100

                                     1509

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    American National Insurance Co.....................  2,977 $324,493
    Ameris Bancorp.....................................  4,419   96,511
    AMERISAFE, Inc.....................................  3,543  129,674
    AmeriServ Financial, Inc...........................  6,300   20,034
*   Arch Capital Group, Ltd............................  2,786  148,912
    Argo Group International Holdings, Ltd.............  5,290  263,495
    Arrow Financial Corp...............................    714   18,136
    Aspen Insurance Holdings, Ltd......................  9,731  389,337
#   Associated Banc-Corp............................... 24,661  441,925
    Assurant, Inc...................................... 11,316  716,982
    Assured Guaranty, Ltd.............................. 15,725  350,982
*   Asta Funding, Inc..................................  1,714   14,363
    Astoria Financial Corp............................. 23,083  297,309
*   Atlanticus Holdings Corp...........................  2,898    7,709
    Auburn National Bancorporation, Inc................     44    1,086
#*  AV Homes, Inc......................................  1,654   25,786
    Axis Capital Holdings, Ltd......................... 13,382  577,433
    Baldwin & Lyons, Inc. Class B......................  3,050   75,335
    Banc of California, Inc............................  1,000   11,870
    Bancfirst Corp.....................................  1,848  112,543
*   Bancorp, Inc.......................................  2,367   22,486
#   BancorpSouth, Inc..................................  9,619  200,748
    Bank Mutual Corp...................................  7,255   43,748
    Bank of Commerce Holdings..........................  1,233    7,805
    Bank of Kentucky Financial Corp (The)..............    168    5,804
    BankFinancial Corp.................................  5,991   61,228
    Banner Corp........................................  4,189  168,565
    Bar Harbor Bankshares..............................    480   13,104
    BBCN Bancorp, Inc..................................  7,654  114,963
#*  BBX Capital Corp. Class A..........................  2,035   36,793
    BCB Bancorp, Inc...................................    194    2,532
*   Bear State Financial, Inc..........................    560    4,693
*   Beneficial Mutual Bancorp, Inc.....................  8,224  107,570
    Berkshire Hills Bancorp, Inc.......................  6,204  149,951
#*  BofI Holding, Inc..................................    364   27,151
    Boston Private Financial Holdings, Inc............. 13,091  163,376
    Brookline Bancorp, Inc............................. 19,020  171,751
    Bryn Mawr Bank Corp................................    634   18,703
    C&F Financial Corp.................................    179    6,134
    Calamos Asset Management, Inc. Class A.............  3,248   38,521
#   California First National Bancorp..................  1,000   14,580
#   Camden National Corp...............................    573   20,301
    Cape Bancorp, Inc..................................    439    4,552
*   Capital Bank Financial Corp. Class A...............    134    3,052
#   Capital City Bank Group, Inc.......................  1,869   25,101
    Capital Southwest Corp.............................  1,800   63,072
    Capitol Federal Financial, Inc..................... 16,920  197,964
    Cardinal Financial Corp............................  8,121  143,417
*   Cascade Bancorp....................................  4,025   21,815
#   Cash America International, Inc....................  2,917  129,486
    Cathay General Bancorp.............................  9,920  253,853
    Centerstate Banks, Inc.............................  2,568   26,759
    Central Pacific Financial Corp.....................  1,955   34,994

                                     1510

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   Century Bancorp, Inc. Class A......................    134 $  4,693
    Chemical Financial Corp............................  5,945  164,082
    Citizens Community Bancorp, Inc....................  2,054   18,075
    Citizens Holding Co................................    171    3,259
#   City Holding Co....................................  1,011   42,108
    CNB Financial Corp.................................    439    7,257
    CNO Financial Group, Inc........................... 32,460  525,203
#   CoBiz Financial, Inc...............................  4,891   55,366
    Columbia Banking System, Inc.......................  6,130  156,254
#   Community Bank System, Inc.........................  6,629  233,540
    Community Trust Bancorp, Inc.......................  3,459  121,030
    ConnectOne Bancorp, Inc............................    601   11,419
    Consolidated-Tomoka Land Co........................     31    1,383
#*  Cowen Group, Inc. Class A.......................... 19,975   79,900
#*  Customers Bancorp, Inc.............................    107    2,029
#   CVB Financial Corp................................. 11,030  168,649
    Dime Community Bancshares, Inc.....................  4,564   69,008
    Donegal Group, Inc. Class A........................  6,209   93,632
    Donegal Group, Inc. Class B........................    592   13,083
*   E*TRADE Financial Corp............................. 42,087  884,669
    EMC Insurance Group, Inc...........................  4,544  133,730
    Employers Holdings, Inc............................  1,402   29,863
#*  Encore Capital Group, Inc..........................  1,110   47,153
    Endurance Specialty Holdings, Ltd..................  9,916  524,457
*   Enstar Group, Ltd..................................  1,195  164,910
#   Enterprise Bancorp, Inc............................    338    6,628
    Enterprise Financial Services Corp.................  2,589   45,178
#   ESB Financial Corp.................................  1,813   22,536
    ESSA Bancorp, Inc..................................  2,833   32,778
#   EverBank Financial Corp............................  9,147  173,793
    Everest Re Group, Ltd..............................    877  136,733
*   Ezcorp, Inc. Class A...............................  1,001    9,800
#*  Farmers Capital Bank Corp..........................  1,442   34,046
    FBL Financial Group, Inc. Class A..................  6,070  259,675
    Federal Agricultural Mortgage Corp. Class C........  1,100   32,065
    Federated National Holding Co......................  2,400   48,408
    Fidelity Southern Corp.............................  1,385   19,182
    Financial Institutions, Inc........................  1,451   32,212
*   First Acceptance Corp..............................  5,500   12,705
#   First American Financial Corp...................... 11,297  306,601
#   First Bancorp, Inc.................................    842   13,817
*   First BanCorp.(318672706)..........................  9,765   50,192
    First Bancorp.(318910106)..........................  3,069   49,349
    First Busey Corp...................................  9,462   52,514
    First Citizens BancShares, Inc. Class A............  1,005  223,462
    First Commonwealth Financial Corp.................. 27,101  231,985
    First Community Bancshares, Inc....................  2,358   34,686
    First Connecticut Bancorp, Inc.....................    408    6,071
    First Defiance Financial Corp......................  2,422   65,418
    First Federal of Northern Michigan Bancorp, Inc....    200    1,132
    First Financial Bancorp............................  3,260   53,268
    First Financial Corp...............................  1,400   42,924
    First Financial Northwest, Inc.....................  3,232   34,001

                                     1511

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   First Horizon National Corp........................  9,570 $112,735
    First Interstate Bancsystem, Inc...................  1,111   28,997
*   First Marblehead Corp. (The).......................    786    3,993
    First Merchants Corp............................... 10,208  203,445
    First Midwest Bancorp, Inc.........................  7,583  122,845
    First Niagara Financial Group, Inc................. 51,915  446,469
    First South Bancorp, Inc...........................    720    5,501
    FirstMerit Corp....................................    692   12,179
*   Flagstar Bancorp, Inc..............................  4,983   91,189
    Flushing Financial Corp............................  4,584   85,171
#   FNB Corp........................................... 15,726  193,430
#*  Forestar Group, Inc................................  2,222   41,551
    Fox Chase Bancorp, Inc.............................    289    4,861
*   Franklin Financial Corp............................    703   13,983
    Fulton Financial Corp.............................. 23,314  264,381
#   Gain Capital Holdings, Inc.........................    955    6,074
*   Genworth Financial, Inc. Class A................... 18,169  238,014
#   German American Bancorp, Inc.......................  2,620   67,727
    GFI Group, Inc..................................... 12,679   57,436
    Glacier Bancorp, Inc...............................  3,722   98,559
*   Global Indemnity P.L.C.............................  1,977   49,287
    Great Southern Bancorp, Inc........................  2,001   62,391
#*  Green Dot Corp. Class A............................  5,815  104,612
*   Greenlight Capital Re, Ltd. Class A................  3,546  114,749
    Griffin Land & Nurseries, Inc......................    390   10,378
#   Guaranty Bancorp...................................  2,411   31,343
    Guaranty Federal Bancshares, Inc...................    100    1,268
*   Hallmark Financial Services, Inc...................  3,963   35,548
    Hampden Bancorp, Inc...............................  1,000   17,225
    Hancock Holding Co.................................  8,417  273,047
    Hanmi Financial Corp...............................  4,991  105,410
    Hanover Insurance Group, Inc. (The)................ 10,024  579,487
#*  Harris & Harris Group, Inc.........................  6,066   18,926
    HCC Insurance Holdings, Inc........................  9,660  450,929
    Heartland Financial USA, Inc.......................  1,331   31,718
    Heritage Commerce Corp.............................  4,200   33,600
    Heritage Financial Corp............................    716   11,392
    HF Financial Corp..................................    363    4,890
    Hingham Institution for Savings....................     94    7,762
*   HMN Financial, Inc.................................    750    8,947
*   Home Bancorp, Inc..................................    724   15,870
*   HomeTrust Bancshares, Inc..........................  1,100   16,731
    HopFed Bancorp, Inc................................    683    8,223
    Horace Mann Educators Corp.........................  5,408  154,939
    Horizon Bancorp....................................    401    8,549
    Hudson City Bancorp, Inc...........................  2,681   26,140
#   Hudson Valley Holding Corp.........................    460    7,999
    Iberiabank Corp....................................  5,186  340,253
*   ICG Group, Inc.....................................    288    4,873
*   Imperial Holdings, Inc.............................    147    1,003
#   Independence Holding Co............................  6,112   76,461
#   Independent Bank Corp.(453836108)..................  2,014   73,531
#   Independent Bank Corp.(453838609)..................    340    4,502

                                     1512

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Infinity Property & Casualty Corp..................  2,703 $  175,046
    Interactive Brokers Group, Inc. Class A............  5,765    132,681
    International Bancshares Corp...................... 12,488    316,571
    Intervest Bancshares Corp. Class A.................  1,700     13,566
#*  INTL. FCStone, Inc.................................  1,000     19,600
*   Investment Technology Group, Inc...................  2,856     52,236
    Investors Bancorp, Inc.............................  4,119     42,632
    Investors Title Co.................................    125      8,636
#   Janus Capital Group, Inc........................... 21,703    247,197
    JMP Group, Inc.....................................  2,603     17,544
#*  KCG Holdings, Inc. Class A.........................  9,351    106,788
#*  Kearny Financial Corp..............................    219      3,300
    Kemper Corp........................................ 10,935    378,460
    Kentucky First Federal Bancorp.....................    120      1,030
    Lakeland Bancorp, Inc..............................  6,717     67,439
    Lakeland Financial Corp............................  1,842     67,030
    Landmark Bancorp, Inc..............................    171      3,620
#   Legg Mason, Inc.................................... 18,412    873,649
    LNB Bancorp, Inc...................................  2,597     31,450
    Louisiana Bancorp, Inc.............................    696     13,690
#   Macatawa Bank Corp.................................  2,700     12,690
#   Maiden Holdings, Ltd............................... 14,988    172,062
    MainSource Financial Group, Inc....................  4,441     72,521
    Marlin Business Services Corp......................  2,600     47,840
    MB Financial, Inc..................................  9,300    250,542
#*  MBIA, Inc.......................................... 44,886    430,008
*   MBT Financial Corp.................................  4,052     20,665
#   MCG Capital Corp................................... 11,371     45,143
#   Meadowbrook Insurance Group, Inc................... 11,385     68,652
    Medallion Financial Corp...........................  4,208     46,877
    Mercantile Bank Corp...............................  1,220     23,326
    Merchants Bancshares, Inc..........................    591     17,174
    Mercury General Corp...............................  2,920    143,722
#*  Meridian Bancorp, Inc..............................  1,305     14,172
    Meta Financial Group, Inc..........................     85      3,128
*   Metro Bancorp, Inc.................................  2,783     63,870
    MicroFinancial, Inc................................  2,400     18,336
    MidSouth Bancorp, Inc..............................  2,318     45,201
    MidWestOne Financial Group, Inc....................     88      2,068
#   Montpelier Re Holdings, Ltd........................  3,614    106,721
    MutualFirst Financial, Inc.........................    414      7,961
    NASDAQ OMX Group, Inc. (The)....................... 24,288  1,024,711
#   National Bank Holdings Corp. Class A...............    592     11,727
    National Penn Bancshares, Inc...................... 18,842    194,073
    National Western Life Insurance Co. Class A........    176     42,416
*   Navigators Group, Inc. (The).......................  3,481    211,645
    NBT Bancorp, Inc...................................  4,602    107,549
    Nelnet, Inc. Class A...............................  4,590    189,246
    New Hampshire Thrift Bancshares, Inc...............    200      3,000
#   New York Community Bancorp, Inc.................... 47,501    754,316
*   NewBridge Bancorp..................................  2,400     17,976
#*  NewStar Financial, Inc.............................  5,045     57,160
    Nicholas Financial, Inc............................    247      3,216

                                     1513

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
*   North Valley Bancorp...............................     40 $    842
    Northeast Community Bancorp, Inc...................  4,700   32,759
    Northfield Bancorp, Inc............................  9,784  124,844
    Northrim BanCorp, Inc..............................    474   11,613
#   Northwest Bancshares, Inc.......................... 17,292  214,421
    Norwood Financial Corp.............................     44    1,280
    OceanFirst Financial Corp..........................  2,040   32,456
    OFG Bancorp........................................ 10,765  171,809
    Ohio Valley Banc Corp..............................    197    4,480
    Old National Bancorp...............................  9,607  128,542
    Old Republic International Corp.................... 37,481  539,352
    OmniAmerican Bancorp, Inc..........................  1,963   48,506
    OneBeacon Insurance Group, Ltd. Class A............  4,000   59,200
#   Oppenheimer Holdings, Inc. Class A.................  1,595   36,398
    Oritani Financial Corp.............................  1,195   17,686
    Pacific Continental Corp...........................  1,612   21,665
*   Pacific Mercantile Bancorp.........................  2,264   15,893
#*  Pacific Premier Bancorp, Inc.......................    800   11,440
    PacWest Bancorp....................................  8,942  372,613
    Park National Corp.................................    370   27,876
    Park Sterling Corp.................................  4,531   31,083
    PartnerRe, Ltd.....................................  8,404  877,041
*   Patriot National Bancorp, Inc......................    600    1,206
#   Peapack Gladstone Financial Corp...................  1,044   19,314
#   People's United Financial, Inc..................... 38,981  566,004
    Peoples Bancorp, Inc...............................  2,919   68,100
#*  PHH Corp...........................................  5,778  134,916
*   PICO Holdings, Inc.................................  3,461   76,661
    Pinnacle Financial Partners, Inc...................  3,459  127,983
*   Piper Jaffray Cos..................................  2,190  113,004
    Platinum Underwriters Holdings, Ltd................  5,728  335,661
*   Popular, Inc.......................................  8,253  263,271
*   Preferred Bank.....................................  1,052   23,344
    Premier Financial Bancorp, Inc.....................    658   10,291
    Primerica, Inc.....................................  6,290  289,843
    PrivateBancorp, Inc................................  8,639  248,803
    ProAssurance Corp..................................  8,238  359,424
    Protective Life Corp............................... 11,192  776,501
    Provident Financial Holdings, Inc..................  2,100   29,925
    Provident Financial Services, Inc..................  9,873  164,978
    Prudential Bancorp, Inc............................     88    1,021
#   Pulaski Financial Corp.............................  1,241   13,986
    QC Holdings, Inc...................................    800    2,040
    QCR Holdings, Inc..................................    225    3,847
    Reinsurance Group of America, Inc..................  8,697  698,021
#   RenaissanceRe Holdings, Ltd........................  3,560  348,204
    Renasant Corp......................................  5,526  156,938
    Republic Bancorp, Inc. Class A.....................  2,281   53,056
*   Republic First Bancorp, Inc........................    425    1,870
#   Resource America, Inc. Class A.....................  6,061   57,095
*   Riverview Bancorp, Inc.............................  4,200   16,044
#   RLI Corp...........................................  3,846  164,378
#   S&T Bancorp, Inc...................................  4,563  111,018

                                     1514

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#*  Safeguard Scientifics, Inc.........................  2,322 $ 46,092
    Safety Insurance Group, Inc........................  3,321  166,083
    Sandy Spring Bancorp, Inc..........................  4,334  101,459
    Selective Insurance Group, Inc.....................  7,600  169,404
*   Shore Bancshares, Inc..............................    479    4,239
    SI Financial Group, Inc............................  1,191   12,899
    Sierra Bancorp.....................................    974   15,389
    Simmons First National Corp. Class A...............  2,031   80,488
    Simplicity Bancorp, Inc............................    735   11,907
    SLM Corp........................................... 34,616  306,698
    South State Corp...................................  1,875  108,956
o   Southern Community Financial Corp..................  6,200    5,739
*   Southern First Bancshares, Inc.....................    266    3,737
    Southern Missouri Bancorp, Inc.....................    160    5,720
#   Southside Bancshares, Inc..........................    517   15,153
#   Southwest Bancorp, Inc.............................  5,301   81,741
    Southwest Georgia Financial Corp...................     98    1,451
    StanCorp Financial Group, Inc......................  7,052  425,518
    State Auto Financial Corp.......................... 10,929  230,711
    Sterling Bancorp...................................  6,957   82,788
#   Stewart Information Services Corp..................  5,277  155,513
*   Stifel Financial Corp..............................  5,809  265,994
    Stock Yards Bancorp, Inc...........................    300    8,781
*   Stratus Properties, Inc............................    650   10,140
*   Suffolk Bancorp....................................  2,821   57,125
#*  Sun Bancorp, Inc...................................  8,064   30,321
    Susquehanna Bancshares, Inc........................ 43,190  439,674
*   SWS Group, Inc.....................................  2,700   19,332
    Symetra Financial Corp............................. 19,802  451,486
    Synovus Financial Corp............................. 10,717  252,385
#*  Taylor Capital Group, Inc..........................  3,278   69,887
    TCF Financial Corp................................. 21,170  334,698
    Territorial Bancorp, Inc...........................    408    8,201
#   TF Financial Corp..................................    187    7,897
    Timberland Bancorp, Inc............................    400    4,108
    Tompkins Financial Corp............................    492   21,884
#   Tower Group International, Ltd.....................  9,767   20,999
#   TowneBank..........................................  2,237   33,063
#*  Tree.com, Inc......................................    400   10,208
#   Trico Bancshares...................................  2,644   59,146
#   TrustCo Bank Corp.................................. 11,652   76,787
#   Trustmark Corp.....................................  8,152  187,741
#   UMB Financial Corp.................................  4,778  270,578
    Umpqua Holdings Corp............................... 15,953  269,925
*   Unico American Corp................................  1,400   17,598
    Union Bankshares Corp..............................  8,400  200,592
#   United Bankshares, Inc.............................  6,808  218,401
    United Community Banks, Inc........................  1,064   17,609
#   United Community Financial Corp....................  1,067    4,588
    United Financial Bancorp, Inc......................  3,465   43,936
    United Fire Group, Inc.............................  5,738  162,156
    Unity Bancorp, Inc.................................    540    4,860
#   Universal Insurance Holdings, Inc..................  4,372   52,726

                                     1515

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Univest Corp. of Pennsylvania......................  2,456 $    46,467
    Validus Holdings, Ltd.............................. 10,008     365,592
#   Valley National Bancorp............................  1,335      12,789
    ViewPoint Financial Group, Inc.....................  2,427      61,015
*   Walker & Dunlop, Inc...............................  2,479      33,838
    Washington Federal, Inc............................ 21,207     444,499
#   Washington Trust Bancorp, Inc......................  2,119      72,894
    Waterstone Financial, Inc..........................  1,967      21,696
    Webster Financial Corp............................. 11,455     328,415
    WesBanco, Inc......................................  6,027     180,087
    West Bancorporation, Inc...........................  5,550      80,808
    Westfield Financial, Inc...........................  5,949      42,952
    White Mountains Insurance Group, Ltd...............    515     311,529
    Wilshire Bancorp, Inc..............................  4,362      41,090
#   Wintrust Financial Corp............................  8,054     373,142
    WR Berkley Corp.................................... 13,174     587,692
*   Wright Investors' Service Holdings, Inc............  1,000       1,900
    WSFS Financial Corp................................    648      46,390
*   Yadkin Financial Corp..............................  1,126      20,899
    Zions Bancorporation............................... 23,337     672,572
*   ZipRealty, Inc.....................................  1,200       8,076
                                                               -----------
Total Financials.......................................         43,657,371
                                                               -----------
Health Care -- (4.8%)
*   Addus HomeCare Corp................................    201       4,450
#*  Affymetrix, Inc.................................... 14,846     127,676
#*  Albany Molecular Research, Inc.....................  7,139     135,927
*   Alere, Inc......................................... 19,422     776,880
*   Allied Healthcare Products, Inc....................  1,700       3,502
*   Almost Family, Inc.................................  2,016      47,255
*   Alphatec Holdings, Inc.............................  4,114       5,760
#*  Amedisys, Inc...................................... 10,397     209,811
*   American Shared Hospital Services..................    400       1,158
*   Amsurg Corp........................................  7,140     341,006
    Analogic Corp......................................  1,500     107,865
*   AngioDynamics, Inc.................................  7,576     110,610
*   Anika Therapeutics, Inc............................  1,025      43,112
*   Arrhythmia Research Technology, Inc................    291       1,958
#*  Baxano Surgical, Inc...............................  3,545       1,879
*   Bio-Rad Laboratories, Inc. Class A.................  1,537     176,740
#*  BioScrip, Inc......................................  8,822      66,077
*   BioTelemetry, Inc..................................  3,176      22,867
*   Cambrex Corp.......................................    844      17,783
*   Capital Senior Living Corp.........................  1,323      32,599
*   Chindex International, Inc.........................    128       2,997
*   Community Health Systems, Inc...................... 14,139     674,430
    CONMED Corp........................................  6,090     237,510
*   Cross Country Healthcare, Inc......................  9,348      67,212
    CryoLife, Inc......................................  5,333      52,530
#*  Cumberland Pharmaceuticals, Inc....................  3,402      15,785
*   Cutera, Inc........................................  2,803      27,610
*   Cynosure, Inc. Class A.............................  1,633      37,134
    Digirad Corp.......................................  3,300      10,890

                                     1516

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES  VALUE+
                                                         ------ --------
Health Care -- (Continued)
#*   Emergent Biosolutions, Inc.........................  6,746 $148,412
     Ensign Group, Inc. (The)...........................  1,332   43,863
*    Enzo Biochem, Inc..................................  4,925   23,640
#    Enzon Pharmaceuticals, Inc.........................  4,494    4,809
*    Exactech, Inc......................................  1,341   30,494
#*   ExamWorks Group, Inc...............................    103    3,635
*    Five Star Quality Care, Inc........................ 10,700   48,899
*    Gentiva Health Services, Inc.......................  1,754   31,747
*    Greatbatch, Inc....................................  5,343  264,532
*    Hanger, Inc........................................  2,204   69,757
#*   Harvard Apparatus Regenerative Technology, Inc.....  1,766   12,962
*    Harvard Bioscience, Inc............................  7,065   32,640
*    Health Net, Inc....................................  4,074  167,808
#*   Healthways, Inc....................................  5,311   91,827
     Hill-Rom Holdings, Inc.............................  3,697  145,662
#*   Hologic, Inc.......................................  4,867  126,883
*    ICU Medical, Inc...................................  1,301   75,783
#*   Idera Pharmaceuticals, Inc.........................    320      810
#*   Impax Laboratories, Inc............................    472   11,040
*    Integra LifeSciences Holdings Corp.................  2,993  141,928
     Invacare Corp......................................  8,389  125,583
     Kewaunee Scientific Corp...........................    170    3,063
     Kindred Healthcare, Inc............................ 12,870  307,593
#*   Lannett Co., Inc...................................  4,245  142,674
     LeMaitre Vascular, Inc.............................  3,115   25,200
*    LHC Group, Inc.....................................  2,425   56,939
*    LifePoint Hospitals, Inc........................... 10,900  781,748
*    Luminex Corp.......................................  1,936   35,235
*    Magellan Health, Inc...............................  5,679  327,110
#*   Mallinckrodt P.L.C.................................  1,040   72,405
*    MedAssets, Inc.....................................  7,092  150,634
o#*  MedCath Corp.......................................  5,455       --
*    Medical Action Industries, Inc.....................  5,500   75,900
*    Medicines Co. (The)................................  3,295   77,004
*    Merit Medical Systems, Inc.........................  4,548   58,396
#*   Misonix, Inc.......................................  2,000   13,340
#*   Molina Healthcare, Inc.............................  5,838  238,482
#    National Healthcare Corp...........................  1,778   97,719
*    Natus Medical, Inc.................................  9,044  260,196
#*   NuVasive, Inc......................................  4,151  155,164
     Omnicare, Inc...................................... 15,345  959,063
*    Omnicell, Inc......................................  3,595   98,503
*    Orthofix International NV..........................  1,090   36,035
#    Owens & Minor, Inc.................................  6,254  206,945
*    PDI, Inc...........................................  3,900   14,313
*    PharMerica Corp....................................  7,727  208,552
     Pozen, Inc.........................................  2,709   19,613
*    Prestige Brands Holdings, Inc...................... 11,035  339,878
*    Providence Service Corp. (The).....................  1,272   50,384
#*   Repligen Corp......................................  2,675   56,095
#*   RTI Surgical, Inc.................................. 11,548   52,774
#*   Sciclone Pharmaceuticals, Inc......................  7,214   34,772
     Select Medical Holdings Corp....................... 16,581  257,669

                                     1517

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
*   Skilled Healthcare Group, Inc. Class A.............    298 $     1,773
    Span-America Medical Systems, Inc..................    363       7,079
    STERIS Corp........................................    876      44,571
#*  Sucampo Pharmaceuticals, Inc. Class A..............    928       5,475
*   SunLink Health Systems, Inc........................    887       1,056
*   Symmetry Medical, Inc..............................  8,513      75,000
*   Targacept, Inc.....................................  4,500      12,555
    Teleflex, Inc......................................    433      46,651
*   Thoratec Corp......................................  1,080      35,100
*   Tornier NV.........................................    882      18,284
*   Triple-S Management Corp. Class B..................  4,208      72,714
    Universal American Corp............................ 19,798     157,196
*   VCA, Inc...........................................  5,569     207,668
                                                               -----------
Total Health Care......................................         10,862,247
                                                               -----------
Industrials -- (15.5%)
    AAR Corp...........................................  7,598     204,386
    ABM Industries, Inc................................ 12,768     314,221
*   ACCO Brands Corp................................... 11,040      73,085
*   Accuride Corp......................................  2,376      11,880
    Aceto Corp.........................................  7,911     132,588
    Acme United Corp...................................    100       1,700
    Actuant Corp. Class A..............................  7,704     248,685
#*  Adept Technology, Inc..............................    400       3,640
#*  AECOM Technology Corp.............................. 11,652     395,585
#*  Aegion Corp........................................  8,741     200,256
*   Aerovironment, Inc.................................    463      14,580
#   AGCO Corp.......................................... 13,971     680,527
    Air Lease Corp.....................................  8,754     301,575
*   Air Transport Services Group, Inc.................. 13,995     107,342
    Aircastle, Ltd.....................................    170       3,052
    Alamo Group, Inc...................................  2,616     124,339
    Alaska Air Group, Inc.............................. 14,771     649,481
    Albany International Corp. Class A.................  3,666     131,389
    Alliant Techsystems, Inc...........................  3,077     399,795
o   Allied Defense Group, Inc..........................  2,400         192
    Allied Motion Technologies, Inc....................    400       4,872
    Altra Industrial Motion Corp.......................  3,339     104,678
    AMERCO.............................................  5,363   1,411,327
#*  Ameresco, Inc. Class A.............................  2,474      18,605
#   American Railcar Industries, Inc...................  3,877     265,264
#   American Science & Engineering, Inc................    463      29,076
#*  American Superconductor Corp.......................  1,994       3,968
*   AMREP Corp.........................................    600       3,432
    Apogee Enterprises, Inc............................    922      29,919
    Applied Industrial Technologies, Inc...............  4,544     220,202
*   ARC Document Solutions, Inc........................  6,626      36,112
    ArcBest Corp.......................................  7,417     235,341
#*  Arotech Corp.......................................  3,700      12,247
    Astec Industries, Inc..............................  5,179     201,308
*   Atlas Air Worldwide Holdings, Inc..................  5,799     198,442
*   Avalon Holdings Corp. Class A......................    262       1,074
*   Avis Budget Group, Inc............................. 21,045   1,182,519

                                     1518

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#   AZZ, Inc...........................................  1,294 $ 56,470
#   Baltic Trading, Ltd................................ 10,469   53,287
    Barnes Group, Inc..................................  6,529  223,618
#*  Beacon Roofing Supply, Inc.........................  4,262  117,802
    Brady Corp. Class A................................  4,295  112,314
#   Briggs & Stratton Corp.............................  9,608  176,115
#   Brink's Co. (The)..................................    607   16,292
*   CAI International, Inc.............................  2,583   49,309
*   Casella Waste Systems, Inc. Class A................  1,546    7,297
#*  CBIZ, Inc.......................................... 11,257   91,857
    CDI Corp...........................................  5,340   74,066
    Ceco Environmental Corp............................    722    9,805
    Celadon Group, Inc.................................  3,852   81,817
    CIRCOR International, Inc..........................  1,674  120,310
*   Civeo Corp.........................................    776   19,710
#*  Clean Harbors, Inc.................................  4,947  285,096
    Columbus McKinnon Corp.............................  4,617  107,345
    Comfort Systems USA, Inc...........................  3,476   51,792
    Compx International, Inc...........................    200    2,103
    Con-way, Inc.......................................  6,772  334,198
    Courier Corp.......................................  1,913   24,965
#   Covanta Holding Corp............................... 10,388  212,123
*   Covenant Transportation Group, Inc. Class A........  3,300   39,237
*   CPI Aerostructures, Inc............................  1,700   20,145
*   CRA International, Inc.............................  1,273   30,399
    Curtiss-Wright Corp................................ 10,861  689,782
    Douglas Dynamics, Inc..............................  3,360   56,112
*   Ducommun, Inc......................................  2,731   75,512
*   Dycom Industries, Inc..............................  5,686  159,890
    Dynamic Materials Corp.............................  1,500   30,720
#*  Eagle Bulk Shipping, Inc...........................  4,189    7,247
    Eastern Co. (The)..................................    510    8,242
    Ecology and Environment, Inc. Class A..............    210    2,176
    Encore Wire Corp...................................  4,620  193,763
#*  Energy Recovery, Inc...............................  2,946   13,198
    EnerSys............................................  2,184  138,531
#*  Engility Holdings, Inc.............................  3,674  126,973
    Ennis, Inc.........................................  5,808   82,357
#*  EnPro Industries, Inc..............................  3,739  255,822
    ESCO Technologies, Inc.............................  3,497  117,324
    Espey Manufacturing & Electronics Corp.............    172    4,227
*   Esterline Technologies Corp........................  7,459  809,674
    Exelis, Inc........................................ 13,926  234,514
    Federal Signal Corp................................ 14,257  206,156
*   Franklin Covey Co..................................  3,400   64,124
    FreightCar America, Inc............................  3,408   73,545
*   FTI Consulting, Inc................................  8,053  297,639
#*  Fuel Tech, Inc.....................................  1,990   10,010
*   Furmanite Corp.....................................  1,945   17,797
    G&K Services, Inc. Class A.........................  5,010  240,931
#   GATX Corp.......................................... 10,799  669,538
*   Gencor Industries, Inc.............................    600    6,468
    General Cable Corp.................................  2,608   57,976

                                     1519

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   Genesee & Wyoming, Inc. Class A....................  2,465 $245,834
*   Gibraltar Industries, Inc..........................  6,948  102,066
    Global Power Equipment Group, Inc..................    800   13,176
#*  Goldfield Corp. (The)..............................  2,600    4,082
*   GP Strategies Corp.................................  4,100  111,561
#*  GrafTech International, Ltd........................ 29,852  250,757
    Granite Construction, Inc..........................  6,794  221,145
*   Great Lakes Dredge & Dock Corp..................... 16,521  119,282
#   Greenbrier Cos., Inc. (The)........................  7,936  511,475
    Griffon Corp....................................... 14,026  151,060
*   H&E Equipment Services, Inc........................  3,272  118,381
    Hardinge, Inc......................................  3,769   44,964
#*  Hawaiian Holdings, Inc............................. 14,927  207,933
    Heidrick & Struggles International, Inc............  3,465   64,692
*   Hill International, Inc............................  5,419   26,065
    Houston Wire & Cable Co............................  4,919   59,077
*   Hub Group, Inc. Class A............................  4,475  206,656
*   Hudson Global, Inc.................................  4,736   18,234
    Huntington Ingalls Industries, Inc.................  4,493  408,504
    Hurco Cos., Inc....................................  1,730   55,550
*   Huron Consulting Group, Inc........................  2,084  125,957
    Hyster-Yale Materials Handling, Inc................    893   71,529
*   ICF International, Inc.............................  5,016  173,403
#*  Innovative Solutions & Support, Inc................    573    3,409
    Insteel Industries, Inc............................  3,260   59,821
    International Shipholding Corp.....................  1,600   33,920
#   Intersections, Inc.................................  2,527    9,325
*   Jacobs Engineering Group, Inc......................  1,903   96,691
#*  JetBlue Airways Corp............................... 57,197  613,152
#   Joy Global, Inc....................................  8,656  512,955
    Kadant, Inc........................................  2,642  100,766
    Kaman Corp.........................................  1,083   43,331
    KBR, Inc...........................................  1,200   24,792
    Kelly Services, Inc. Class A....................... 10,362  165,170
*   Key Technology, Inc................................    987   12,871
    Kimball International, Inc. Class B................  6,951  109,617
*   Kirby Corp.........................................  6,142  715,297
#   Knight Transportation, Inc.........................  8,643  207,086
    Knightsbridge Tankers, Ltd.........................  8,200   93,480
*   Korn/Ferry International........................... 11,096  326,444
*   Kratos Defense & Security Solutions, Inc........... 12,683   92,586
*   Lawson Products, Inc...............................  2,008   37,951
#*  Layne Christensen Co...............................  5,272   57,201
    LB Foster Co. Class A..............................  1,738   81,078
#*  LMI Aerospace, Inc.................................  2,100   27,489
    LS Starrett Co. (The) Class A......................    489    7,306
    LSI Industries, Inc................................  5,575   39,806
*   Lydall, Inc........................................  3,900   98,397
    Marten Transport, Ltd..............................  9,879  199,951
#*  MasTec, Inc........................................  4,508  122,573
    Matson, Inc........................................  5,382  145,045
#   McGrath RentCorp...................................  4,406  152,227
*   Meritor, Inc.......................................    198    2,489

                                     1520

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Metalico, Inc......................................  6,688 $  9,965
*   Mfri, Inc..........................................  1,500   16,515
    Miller Industries, Inc.............................  2,674   51,314
*   Mistras Group, Inc.................................    962   20,317
    Mobile Mini, Inc................................... 11,000  415,360
*   MRC Global, Inc....................................    541   14,515
    Mueller Industries, Inc............................  5,546  154,345
    Mueller Water Products, Inc. Class A............... 12,018   93,140
#   Multi-Color Corp...................................  1,827   71,929
*   MYR Group, Inc.....................................  3,754   93,137
#   National Presto Industries, Inc....................    238   15,256
*   Navigant Consulting, Inc........................... 14,008  228,611
#   NL Industries, Inc................................. 15,300  133,110
    NN, Inc............................................  3,495  101,355
*   Northwest Pipe Co..................................  2,813  100,846
#*  Ocean Power Technologies, Inc......................    100      138
*   On Assignment, Inc.................................  5,590  150,986
*   Orbital Sciences Corp.............................. 11,173  286,811
#*  Orion Energy Systems, Inc..........................  5,713   24,052
*   Orion Marine Group, Inc............................  3,785   40,916
    Oshkosh Corp.......................................  4,795  221,625
    Owens Corning...................................... 17,148  583,889
*   PAM Transportation Services, Inc...................  3,545  123,224
#*  Patriot Transportation Holding, Inc................    211    7,018
*   Pendrell Corp......................................  4,995    7,343
#*  Pike Corp..........................................  8,910   71,815
    Powell Industries, Inc.............................  1,718  100,348
#*  PowerSecure International, Inc.....................    964    9,476
    Preformed Line Products Co.........................    707   38,312
    Providence and Worcester Railroad Co...............    200    3,498
    Quad/Graphics, Inc.................................  4,792  101,207
    Quanex Building Products Corp...................... 11,219  191,733
*   Quanta Services, Inc............................... 24,408  817,424
    RBC Bearings, Inc..................................    200   11,096
*   RCM Technologies, Inc..............................  4,177   28,028
    Regal-Beloit Corp..................................  4,489  315,532
*   Republic Airways Holdings, Inc..................... 11,023  109,569
    Resources Connection, Inc..........................  8,698  131,340
*   Roadrunner Transportation Systems, Inc.............  3,209   80,674
*   RPX Corp...........................................  4,293   66,971
#*  Rush Enterprises, Inc. Class A.....................  6,802  239,634
*   Rush Enterprises, Inc. Class B.....................  1,650   50,985
    Ryder System, Inc..................................  9,234  795,324
*   Saia, Inc..........................................  5,262  240,210
    SIFCO Industries, Inc..............................    659   18,445
    Simpson Manufacturing Co., Inc.....................  3,542  107,712
    SkyWest, Inc....................................... 11,060  118,231
*   SL Industries, Inc.................................    502   18,162
*   SP Plus Corp.......................................    703   13,779
*   Sparton Corp.......................................  2,441   67,469
#*  Standard Register Co. (The)........................    969    5,281
    Standex International Corp.........................  2,444  161,182
*   Sterling Construction Co., Inc.....................  1,634   14,494

                                     1521

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Supreme Industries, Inc. Class A...................  1,383 $     9,432
#   TAL International Group, Inc.......................  8,064     356,429
*   Tecumseh Products Co...............................  3,300      16,071
#   Terex Corp......................................... 11,903     410,773
    Tetra Tech, Inc....................................  6,935     168,382
*   Thermon Group Holdings, Inc........................    527      12,848
#   Titan International, Inc...........................  4,381      65,365
#*  Titan Machinery, Inc...............................  2,923      42,851
#*  TRC Cos., Inc......................................  1,013       5,095
*   Trimas Corp........................................  3,943     124,914
    Trinity Industries, Inc............................ 20,778     906,752
#   Triumph Group, Inc.................................  5,896     373,512
*   Tutor Perini Corp.................................. 11,031     300,374
*   Ultralife Corp.....................................    969       3,498
*   Ultrapetrol Bahamas, Ltd...........................    200         652
    UniFirst Corp......................................  3,100     301,351
#   United Stationers, Inc.............................  1,362      52,546
    Universal Forest Products, Inc.....................  4,248     185,977
    URS Corp........................................... 11,000     629,970
#*  USA Truck, Inc.....................................  3,004      55,574
#   UTi Worldwide, Inc.................................  2,419      22,884
#   Valmont Industries, Inc............................  2,317     337,425
*   Versar, Inc........................................    700       2,226
    Viad Corp..........................................  5,190     110,132
*   Virco Manufacturing Corp...........................  4,400      11,440
*   Volt Information Sciences, Inc.....................  1,471      11,922
    VSE Corp...........................................    471      28,057
    Waste Connections, Inc.............................  7,667     362,956
#   Watts Water Technologies, Inc. Class A.............  6,750     394,605
    Werner Enterprises, Inc............................  7,349     180,638
*   Wesco Aircraft Holdings, Inc.......................  5,041      95,527
#*  WESCO International, Inc...........................  3,817     299,596
*   Willis Lease Finance Corp..........................  2,293      52,235
#*  XPO Logistics, Inc.................................    470      14,518
                                                               -----------
Total Industrials......................................         35,268,188
                                                               -----------
Information Technology -- (11.9%)
*   Acorn Energy, Inc..................................  1,057       2,273
*   Acxiom Corp........................................  1,408      25,795
#*  ADDvantage Technologies Group, Inc.................  1,399       3,428
#   ADTRAN, Inc........................................  4,732     105,240
*   Advanced Energy Industries, Inc.................... 10,467     176,055
#*  Aeroflex Holding Corp..............................  4,299      45,397
*   Agilysys, Inc......................................  2,276      29,929
*   Alpha & Omega Semiconductor, Ltd...................  1,389      12,709
*   Amkor Technology, Inc.............................. 22,168     196,187
*   Amtech Systems, Inc................................  2,300      22,494
#*  ANADIGICS, Inc.....................................  4,700       3,760
*   AOL, Inc...........................................  7,672     295,756
*   ARRIS Group, Inc................................... 23,100     789,327
*   Arrow Electronics, Inc............................. 15,959     924,824
    Astro-Med, Inc.....................................  1,475      19,780
#*  Aviat Networks, Inc................................  8,260      10,738

                                     1522

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES  VALUE+
                                                         ------ --------
Information Technology -- (Continued)
     Avnet, Inc......................................... 19,346 $818,916
     AVX Corp........................................... 16,231  220,742
     Aware, Inc.........................................  2,090    8,966
*    Axcelis Technologies, Inc.......................... 15,008   26,264
*    AXT, Inc...........................................  7,116   15,299
#*   Bankrate, Inc......................................  5,689   95,917
     Bel Fuse, Inc. Class B.............................  2,447   57,847
*    Benchmark Electronics, Inc......................... 14,030  338,824
     Black Box Corp.....................................  4,026   83,338
#*   Blucora, Inc.......................................  9,800  167,286
*    Bogen Communications International.................  1,000      900
o*   Bogen Corp.........................................  1,000       --
#*   BroadVision, Inc...................................  1,325   12,323
     Brocade Communications Systems, Inc................ 37,047  341,203
     Brooks Automation, Inc............................. 21,013  213,912
*    Bsquare Corp.......................................    300      915
*    CACI International, Inc. Class A...................  4,064  280,375
*    Calix, Inc.........................................    555    5,156
*    Cascade Microtech, Inc.............................  3,735   41,309
*    Checkpoint Systems, Inc............................ 10,016  122,596
*    CIBER, Inc......................................... 17,728   61,871
*    Cirrus Logic, Inc..................................  8,047  180,494
*    Coherent, Inc......................................  6,367  375,080
#    Cohu, Inc..........................................  5,574   62,150
o#*  Commerce One, LLC..................................  4,310       --
     Communications Systems, Inc........................  2,300   25,392
     Compuware Corp..................................... 24,751  225,234
     Comtech Telecommunications Corp....................  3,556  120,193
     Convergys Corp..................................... 15,672  303,880
*    CoreLogic, Inc.....................................  8,461  230,139
#*   Cray, Inc..........................................    235    6,232
     CSG Systems International, Inc.....................  2,515   65,491
     CSP, Inc...........................................     66      500
     CTS Corp...........................................  7,318  127,260
*    CyberOptics Corp...................................  1,991   16,406
     Daktronics, Inc....................................  1,473   16,350
#*   Dealertrack Technologies, Inc......................  1,204   45,234
*    Digi International, Inc............................  5,952   49,164
*    Digital River, Inc................................. 11,477  164,006
*    Diodes, Inc........................................  6,961  177,505
*    DSP Group, Inc.....................................  5,313   47,126
     DST Systems, Inc...................................  3,286  295,970
     EarthLink Holdings Corp............................ 19,938   78,556
*    EchoStar Corp. Class A.............................  5,300  268,710
*    Edgewater Technology, Inc..........................  3,967   24,238
     Electro Rent Corp..................................  7,110  108,428
     Electro Scientific Industries, Inc.................  6,690   40,006
*    Electronics for Imaging, Inc.......................  9,550  420,868
#*   Emcore Corp........................................  3,590   14,575
*    Emulex Corp........................................ 25,374  149,199
#*   EnerNOC, Inc.......................................  1,839   32,955
*    Entegris, Inc...................................... 16,495  189,528
#*   Entropic Communications, Inc....................... 17,686   49,344

                                     1523

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
    EPIQ Systems, Inc..................................  7,601 $109,606
*   ePlus, Inc.........................................  1,865  101,997
*   Exar Corp..........................................  8,425   81,133
*   ExlService Holdings, Inc...........................  1,946   54,585
*   Extreme Networks, Inc..............................  8,844   41,567
*   Fabrinet...........................................  1,700   31,620
*   Fairchild Semiconductor International, Inc......... 23,505  357,746
#*  Finisar Corp.......................................  8,566  169,007
#*  First Solar, Inc................................... 13,314  840,247
*   FormFactor, Inc.................................... 18,291  123,464
*   Frequency Electronics, Inc.........................  3,104   35,510
*   GigOptix, Inc......................................    613      828
*   Global Cash Access Holdings, Inc...................  3,600   30,132
*   GSE Systems, Inc...................................  2,922    4,821
*   GSI Group, Inc.....................................  2,330   26,865
*   GSI Technology, Inc................................  4,398   28,147
    Hackett Group, Inc. (The)..........................  8,522   51,132
*   Harmonic, Inc...................................... 26,943  161,658
*   Hutchinson Technology, Inc.........................  7,181   15,942
    IAC/InterActiveCorp................................  9,617  646,262
*   ID Systems, Inc....................................  2,201   12,590
*   Identiv, Inc.......................................    629    6,919
*   IEC Electronics Corp...............................    490    2,112
*   II-VI, Inc.........................................    640    8,781
*   Ikanos Communications, Inc.........................  9,896    4,354
#*  Imation Corp.......................................  9,733   31,340
*   Ingram Micro, Inc. Class A......................... 24,100  691,670
*   Innodata, Inc......................................    290      882
*   Insight Enterprises, Inc........................... 10,115  265,721
#   Integrated Silicon Solution, Inc...................  8,560  125,147
#*  Internap Network Services Corp..................... 13,820   99,642
*   International Rectifier Corp....................... 16,153  401,241
    Intersil Corp. Class A............................. 23,351  299,593
#*  Intevac, Inc.......................................  5,464   34,642
*   IntraLinks Holdings, Inc...........................  5,167   41,439
*   IntriCon Corp......................................    700    4,711
#*  Itron, Inc.........................................  4,144  149,101
*   Ixia...............................................  4,531   48,482
    IXYS Corp..........................................  7,733   88,311
    Jabil Circuit, Inc................................. 17,477  348,841
*   Kemet Corp.........................................  5,338   26,316
*   Key Tronic Corp....................................  2,718   28,811
#*  Knowles Corp.......................................  5,483  159,446
#*  Kofax, Ltd.........................................  5,387   38,679
#*  Kopin Corp.........................................  7,138   24,483
*   Kulicke & Soffa Industries, Inc.................... 12,945  176,311
*   KVH Industries, Inc................................  4,246   55,240
*   Lattice Semiconductor Corp......................... 31,134  212,957
#   Lexmark International, Inc. Class A................ 13,503  648,549
*   LGL Group, Inc. (The)..............................    200      961
*   Limelight Networks, Inc............................ 11,505   29,568
#*  LoJack Corp........................................    676    3,421
*   Magnachip Semiconductor Corp.......................  4,300   60,243

                                     1524

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
#   ManTech International Corp. Class A................  4,084 $110,268
    Marvell Technology Group, Ltd...................... 35,073  467,874
*   Measurement Specialties, Inc.......................    558   47,982
    Mentor Graphics Corp............................... 14,086  278,198
*   Mercury Systems, Inc...............................  6,310   69,726
    Methode Electronics, Inc...........................  5,025  160,700
*   Microsemi Corp.....................................  3,733   89,517
    MKS Instruments, Inc............................... 12,591  400,142
#*  ModusLink Global Solutions, Inc.................... 11,199   41,772
*   Monster Worldwide, Inc............................. 11,431   74,302
#*  MoSys, Inc.........................................  1,329    4,399
*   Multi-Fineline Electronix, Inc.....................  2,514   24,537
*   NAPCO Security Technologies, Inc...................  1,627    7,858
*   NCI, Inc. Class A..................................    266    2,389
*   NeoPhotonics Corp..................................  1,818    5,654
*   NETGEAR, Inc.......................................  5,300  165,943
*   Newport Corp.......................................  6,601  114,263
*   Novatel Wireless, Inc..............................  9,975   18,753
#*  Oclaro, Inc........................................  3,894    7,243
*   OmniVision Technologies, Inc....................... 12,822  287,213
*   ON Semiconductor Corp.............................. 38,290  327,762
*   Oplink Communications, Inc.........................  5,262  100,294
    Optical Cable Corp.................................  1,600    6,896
*   OSI Systems, Inc...................................  1,849  122,589
*   PAR Technology Corp................................  4,662   18,182
#   Park Electrochemical Corp..........................  2,600   73,216
    PC Connection, Inc.................................  6,131  125,256
    PC-Tel, Inc........................................  4,282   32,286
*   PCM, Inc...........................................  2,562   25,364
    Perceptron, Inc....................................  2,288   25,740
*   Perficient, Inc....................................  3,984   67,688
*   Pericom Semiconductor Corp.........................  6,875   60,706
*   Photronics, Inc.................................... 16,490  131,425
#*  Planar Systems, Inc................................  1,620    4,390
*   Plexus Corp........................................  5,229  205,657
*   PMC-Sierra, Inc.................................... 33,280  223,974
*   Polycom, Inc....................................... 17,647  226,235
*   QLogic Corp........................................ 18,699  170,161
*   Qualstar Corp......................................  4,358    5,709
*   QuinStreet, Inc....................................  2,787   13,907
*   Qumu Corp..........................................  1,285   16,898
*   Radisys Corp.......................................  6,105   19,780
*   RealNetworks, Inc..................................  9,390   70,613
    Reis, Inc..........................................    442    9,552
#   RF Industries, Ltd.................................    681    3,609
#*  RF Micro Devices, Inc..............................  3,400   37,944
    Richardson Electronics, Ltd........................  3,224   32,143
*   Rofin-Sinar Technologies, Inc......................  4,086   89,197
*   Rogers Corp........................................  3,014  172,883
*   Rosetta Stone, Inc.................................  2,793   26,925
#*  Rovi Corp.......................................... 17,138  400,515
*   Rudolph Technologies, Inc..........................  8,400   77,364
*   Sanmina Corp....................................... 19,093  444,676

                                     1525

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
*   ScanSource, Inc....................................  4,730 $   169,381
*   Seachange International, Inc.......................  8,900      66,661
*   Sigma Designs, Inc.................................  7,808      33,106
*   Silicon Laboratories, Inc..........................  5,498     223,934
*   SMTC Corp..........................................  1,377       2,630
*   Spansion, Inc. Class A.............................  5,057      95,931
#*  Speed Commerce, Inc................................  4,987      15,510
*   StarTek, Inc.......................................  5,100      36,261
#*  SunEdison, Inc..................................... 23,816     476,320
#*  SunPower Corp......................................  1,416      52,010
#*  Super Micro Computer, Inc..........................  6,433     168,352
*   support.com, Inc...................................  1,190       2,832
*   Sykes Enterprises, Inc.............................  8,532     176,612
*   SYNNEX Corp........................................  8,357     539,026
*   Take-Two Interactive Software, Inc................. 12,682     283,823
*   Tech Data Corp..................................... 10,139     636,628
#*  TechTarget, Inc....................................  2,025      15,390
*   TeleCommunication Systems, Inc. Class A............ 15,528      48,913
*   Telenav, Inc.......................................  3,850      19,135
*   TeleTech Holdings, Inc.............................     76       2,092
#   Tessco Technologies, Inc...........................  2,100      64,050
    Tessera Technologies, Inc..........................  1,898      48,228
    TheStreet, Inc.....................................  6,043      14,684
*   TriQuint Semiconductor, Inc........................ 38,852     698,559
#*  TTM Technologies, Inc.............................. 13,304      99,913
*   Ultra Clean Holdings, Inc..........................  3,812      33,050
    United Online, Inc.................................  3,447      36,917
#*  Veeco Instruments, Inc.............................  2,192      76,084
*   VeriFone Systems, Inc..............................  1,038      34,783
*   Viasystems Group, Inc..............................  4,052      39,669
*   Vicon Industries, Inc..............................  1,400       3,227
*   Video Display Corp.................................    314         999
*   Virtusa Corp.......................................  3,367     105,320
#   Vishay Intertechnology, Inc........................ 30,254     445,641
*   Vishay Precision Group, Inc........................  2,563      36,984
*   Westell Technologies, Inc. Class A.................  6,981      12,077
*   Xcerra Corp........................................    613       5,732
*   XO Group, Inc......................................  3,862      43,139
                                                               -----------
Total Information Technology...........................         27,142,509
                                                               -----------
Materials -- (6.0%)
    A Schulman, Inc....................................  6,700     266,258
#*  AM Castle & Co.....................................  5,552      45,971
    Ampco-Pittsburgh Corp..............................  1,688      34,047
    Aptargroup, Inc....................................  1,027      62,750
    Axiall Corp........................................  6,647     284,691
    Bemis Co., Inc.....................................  8,813     343,795
*   Boise Cascade Co...................................  2,637      74,232
    Cabot Corp.........................................  3,058     160,209
*   Calgon Carbon Corp.................................  4,554      96,545
*   Century Aluminum Co................................ 21,149     397,601
    Chase Corp.........................................  1,329      44,854
#*  Chemtura Corp...................................... 11,588     269,537

                                     1526

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
*   Clearwater Paper Corp..............................  1,659 $112,148
#   Cliffs Natural Resources, Inc...................... 22,141  386,360
#*  Codexis, Inc.......................................    714    1,499
*   Coeur Mining, Inc.................................. 10,835   84,513
    Commercial Metals Co............................... 22,697  391,296
*   Core Molding Technologies, Inc.....................  1,192   15,794
    Domtar Corp........................................  7,864  282,475
*   Ferro Corp.........................................  1,009   12,653
    Friedman Industries, Inc...........................  1,905   16,612
#   FutureFuel Corp....................................  4,449   70,116
#*  General Moly, Inc..................................  3,502    3,677
*   Graphic Packaging Holding Co....................... 43,447  521,364
    Greif, Inc. Class A................................    981   49,227
    Greif, Inc. Class B................................    400   21,448
    HB Fuller Co.......................................  5,661  252,764
*   Headwaters, Inc....................................    369    3,945
#   Hecla Mining Co....................................  1,648    5,208
#*  Horsehead Holding Corp.............................  2,992   56,040
    Huntsman Corp...................................... 17,539  456,891
    Innophos Holdings, Inc.............................  1,967  118,866
    Innospec, Inc......................................  2,461   98,957
#   Kaiser Aluminum Corp...............................  2,000  154,440
*   KapStone Paper and Packaging Corp.................. 12,650  376,211
    KMG Chemicals, Inc.................................    301    5,048
*   Kraton Performance Polymers, Inc...................  3,937   81,142
#*  Landec Corp........................................  7,144   87,228
#*  Louisiana-Pacific Corp............................. 14,071  190,521
*   LSB Industries, Inc................................  1,663   64,042
    Martin Marietta Materials, Inc.....................    205   25,467
    Materion Corp......................................  4,579  147,947
#*  McEwen Mining, Inc................................. 15,310   43,633
    MeadWestvaco Corp.................................. 18,142  758,336
#*  Mercer International, Inc..........................  7,115   70,865
    Minerals Technologies, Inc.........................  4,371  253,824
    Myers Industries, Inc..............................  5,764  106,519
    Neenah Paper, Inc..................................    293   14,539
    Noranda Aluminum Holding Corp......................  4,511   19,939
*   Northern Technologies International Corp...........    211    4,283
#   Olin Corp.......................................... 12,649  336,084
    Olympic Steel, Inc.................................  2,514   55,132
#   OM Group, Inc......................................  4,801  135,724
*   OMNOVA Solutions, Inc..............................  3,923   31,659
*   Penford Corp.......................................  2,600   31,928
    PH Glatfelter Co...................................  9,725  231,455
    PolyOne Corp.......................................    134    5,085
    Quaker Chemical Corp...............................     79    5,578
    Reliance Steel & Aluminum Co....................... 11,310  771,907
*   Resolute Forest Products, Inc......................  8,243  126,860
    Rock-Tenn Co. Class A..............................  7,797  775,256
#   Royal Gold, Inc....................................  3,026  228,675
*   RTI International Metals, Inc......................  5,940  147,668
#   Schnitzer Steel Industries, Inc. Class A...........  5,896  157,482
    Schweitzer-Mauduit International, Inc..............  1,946   79,455

                                     1527

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Sensient Technologies Corp.........................   6,275 $   329,437
    Sonoco Products Co.................................   9,030     353,434
    Steel Dynamics, Inc................................  31,853     675,602
    Stepan Co..........................................     572      27,525
#*  Stillwater Mining Co...............................  15,232     272,653
*   SunCoke Energy, Inc................................  11,986     273,640
#   Synalloy Corp......................................     142       2,377
*   Taminco Corp.......................................   1,319      27,567
*   Trecora Resources..................................     989      11,888
    Tredegar Corp......................................   6,824     133,341
    Tronox, Ltd. Class A...............................   6,387     169,511
    United States Lime & Minerals, Inc.................     301      17,344
#   United States Steel Corp...........................  21,092     706,371
*   Universal Stainless & Alloy Products, Inc..........   1,734      49,991
#   Walter Energy, Inc.................................   1,600       9,200
                                                                -----------
Total Materials........................................          13,626,156
                                                                -----------
Other -- (0.0%)
o*  Big 4 Ranch, Inc...................................     300          --
o   Concord Camera Corp. Escrow Shares.................   2,105          --
o#  Gerber Scientific, Inc. Escrow Shares..............   6,375          --
o   Petrocorp, Inc. Escrow Shares......................   1,700          --
                                                                -----------
Total Other............................................                  --
                                                                -----------
Real Estate Investment Trusts -- (0.0%)
    Geo Group, Inc. (The)..............................   2,299      79,109
                                                                -----------
Telecommunication Services -- (1.2%)
    Atlantic Tele-Network, Inc.........................     443      25,920
    Consolidated Communications Holdings, Inc..........   2,267      50,735
    Enventis Corp......................................   2,281      37,363
#   Frontier Communications Corp....................... 121,067     792,989
*   General Communication, Inc. Class A................  10,157     112,133
#*  Hawaiian Telcom Holdco, Inc........................     204       5,753
    Inteliquent, Inc...................................   7,413      78,652
#*  Iridium Communications, Inc........................  12,006      98,209
#*  ORBCOMM, Inc.......................................   7,683      48,249
*   Premiere Global Services, Inc......................   6,125      80,237
#   Shenandoah Telecommunications Co...................   2,064      57,193
    Spok Holdings, Inc.................................   5,883      88,069
    Telephone & Data Systems, Inc......................  13,865     346,625
#*  United States Cellular Corp........................   5,355     209,327
*   Vonage Holdings Corp...............................  15,199      52,893
    Windstream Holdings, Inc...........................  62,922     721,086
                                                                -----------
Total Telecommunication Services.......................           2,805,433
                                                                -----------
Utilities -- (0.5%)
    Consolidated Water Co., Ltd........................   3,650      37,923
*   Dynegy, Inc........................................  12,646     335,751
#*  Genie Energy, Ltd. Class B.........................   1,745      12,093
#   Ormat Technologies, Inc............................   5,153     132,896

                                     1528

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                       --------- ------------
Utilities -- (Continued)
      UGI Corp........................................    14,418 $    699,850
                                                                 ------------
Total Utilities.......................................              1,218,513
                                                                 ------------
TOTAL COMMON STOCKS...................................            186,855,066
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
o*    LGL Group, Inc. (The) Warrants 08/06/18.........     1,000           32
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16.     1,011           --
o*    Unity Bancorp, Inc. Rights 08/08/14.............       540           38
TOTAL RIGHTS/WARRANTS.................................                     70
                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.068%........................................   758,579      758,579
                                                                 ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ---------
SECURITIES LENDING COLLATERAL -- (17.7%)
(S)@  DFA Short Term Investment Fund.................. 3,490,556   40,385,736
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $190,080,414)^^...           $227,999,451
                                                                 ============

                                     1529

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 26,128,432 $     1,209   --    $ 26,129,641
   Consumer Staples..............    6,034,982          --   --       6,034,982
   Energy........................   20,030,917          --   --      20,030,917
   Financials....................   43,651,632       5,739   --      43,657,371
   Health Care...................   10,862,247          --   --      10,862,247
   Industrials...................   35,267,996         192   --      35,268,188
   Information Technology........   27,142,509          --   --      27,142,509
   Materials.....................   13,626,156          --   --      13,626,156
   Other.........................           --          --   --              --
   Real Estate Investment Trusts.       79,109          --   --          79,109
   Telecommunication Services....    2,805,433          --   --       2,805,433
   Utilities.....................    1,218,513          --   --       1,218,513
Rights/Warrants..................           --          70   --              70
Temporary Cash Investments.......      758,579          --   --         758,579
Securities Lending Collateral....           --  40,385,736   --      40,385,736
                                  ------------ -----------   --    ------------
TOTAL............................ $187,606,505 $40,392,946   --    $227,999,451
                                  ============ ===========   ==    ============

                                     1530

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (93.5%)

Consumer Discretionary -- (11.8%)
    Autoliv, Inc.......................................     129 $    12,837
    Best Buy Co., Inc..................................     244       7,254
    Carnival Corp......................................  22,208     804,374
#   CBS Corp. Class A..................................   1,014      57,849
    Comcast Corp. Class A.............................. 139,605   7,500,977
#   Comcast Corp. Special Class A......................  35,244   1,884,497
#   Dillard's, Inc. Class A............................   2,669     318,198
    DR Horton, Inc.....................................  12,770     264,339
#   GameStop Corp. Class A.............................   8,463     355,192
    Gannett Co., Inc...................................   3,611     118,152
    General Motors Co..................................  57,280   1,937,210
    Graham Holdings Co. Class B........................     493     338,075
*   Hyatt Hotels Corp. Class A.........................     971      57,124
#   Kohl's Corp........................................  11,486     614,960
    Lear Corp..........................................   4,168     392,500
#   Lennar Corp. Class A...............................   7,323     265,312
*   Liberty Global P.L.C. Class C......................     900      35,991
*   Liberty Interactive Corp. Class A..................  41,997   1,178,016
*   Liberty Media Corp.................................   4,280     201,160
*   Liberty Media Corp. Class A........................   2,140     100,687
*   Liberty Ventures Series A..........................   3,424     236,804
#*  MGM Resorts International..........................  39,570   1,062,059
*   Mohawk Industries, Inc.............................   3,657     456,284
*   News Corp. Class A.................................   4,308      76,036
#*  News Corp. Class B.................................   1,165      20,050
    Penske Automotive Group, Inc.......................   2,046      95,037
    PVH Corp...........................................   1,731     190,721
    Royal Caribbean Cruises, Ltd.......................  15,066     898,687
#*  Sears Holdings Corp................................   5,966     227,603
    Service Corp. International........................   9,207     193,347
#   Staples, Inc.......................................  24,277     281,370
    Target Corp........................................  14,203     846,357
    Time Warner Cable, Inc.............................  25,682   3,726,458
    Time Warner, Inc...................................  71,600   5,944,232
*   Time, Inc..........................................   8,950     215,695
#*  Toll Brothers, Inc.................................   3,219     105,229
*   TRW Automotive Holdings Corp.......................     499      51,043
*   Visteon Corp.......................................     919      87,764
#   Wendy's Co. (The)..................................  13,991     114,027
    Whirlpool Corp.....................................   1,416     201,978
                                                                -----------
Total Consumer Discretionary...........................          31,475,485
                                                                -----------
Consumer Staples -- (5.9%)
    Archer-Daniels-Midland Co..........................  31,138   1,444,803
    Bunge, Ltd.........................................   9,326     735,262
    ConAgra Foods, Inc.................................   3,221      97,049
    CVS Caremark Corp..................................  95,713   7,308,645
    Energizer Holdings, Inc............................     860      98,693
    Ingredion, Inc.....................................   2,611     192,248
    JM Smucker Co. (The)...............................   9,215     918,182
    Molson Coors Brewing Co. Class B...................  12,839     867,018

                                     1531

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    Mondelez International, Inc. Class A............... 85,197 $ 3,067,092
    Tyson Foods, Inc. Class A.......................... 25,024     931,143
                                                               -----------
Total Consumer Staples.................................         15,660,135
                                                               -----------
Energy -- (21.6%)
    Anadarko Petroleum Corp............................ 36,543   3,904,620
    Apache Corp........................................ 26,682   2,739,174
    Baker Hughes, Inc.................................. 27,445   1,887,393
#   Chesapeake Energy Corp............................. 49,013   1,292,473
    Chevron Corp....................................... 72,017   9,307,477
    Cimarex Energy Co..................................  1,703     236,751
    ConocoPhillips..................................... 95,487   7,877,677
    CONSOL Energy, Inc.................................  2,353      91,343
    Denbury Resources, Inc............................. 25,234     427,716
    Devon Energy Corp.................................. 24,476   1,847,938
#   Diamond Offshore Drilling, Inc.....................  2,345     109,723
    Exxon Mobil Corp................................... 30,639   3,031,423
#   Helmerich & Payne, Inc.............................  8,243     875,901
    Hess Corp.......................................... 24,374   2,412,539
    HollyFrontier Corp.................................  8,803     413,829
    Kinder Morgan, Inc................................. 10,914     392,686
    Marathon Oil Corp.................................. 51,214   1,984,542
    Marathon Petroleum Corp............................ 23,311   1,946,002
    Murphy Oil Corp.................................... 12,268     762,211
    Nabors Industries, Ltd............................. 27,141     737,150
    National Oilwell Varco, Inc........................ 22,622   1,833,287
*   Newfield Exploration Co............................  2,785     112,236
#   Noble Corp. P.L.C.................................. 12,851     403,136
    Occidental Petroleum Corp.......................... 37,689   3,682,592
    Patterson-UTI Energy, Inc.......................... 11,657     400,418
#   Peabody Energy Corp................................  3,849      58,389
    Phillips 66........................................ 41,103   3,333,864
    QEP Resources, Inc................................. 11,318     374,060
    Rowan Cos. P.L.C. Class A.......................... 10,039     306,390
    Superior Energy Services, Inc......................  5,259     176,702
    Tesoro Corp........................................ 10,375     638,477
#   Transocean, Ltd.................................... 23,742     957,752
    Valero Energy Corp................................. 39,957   2,029,816
*   Weatherford International P.L.C.................... 26,999     603,968
*   Whiting Petroleum Corp.............................  5,218     461,741
                                                               -----------
Total Energy...........................................         57,651,396
                                                               -----------
Financials -- (18.4%)
    ACE, Ltd...........................................  2,909     291,191
    Aflac, Inc.........................................  3,210     191,765
*   Alleghany Corp.....................................    178      73,665
    Allied World Assurance Co. Holdings AG.............  7,389     266,078
    Allstate Corp. (The)...............................  8,194     478,939
#*  American Capital, Ltd.............................. 18,064     273,850
    American Financial Group, Inc......................  6,402     358,448
    American International Group, Inc.................. 48,051   2,497,691
    American National Insurance Co.....................    871      94,939

                                     1532

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Assurant, Inc......................................   5,877 $  372,367
    Assured Guaranty, Ltd..............................   7,252    161,865
    Axis Capital Holdings, Ltd.........................   8,009    345,588
    Bank of America Corp............................... 309,659  4,722,300
    Bank of New York Mellon Corp. (The)................  35,274  1,377,097
    BB&T Corp..........................................   6,914    255,956
    Capital One Financial Corp.........................  31,585  2,512,271
    Chubb Corp. (The)..................................   2,141    185,646
    Citigroup, Inc.....................................  71,431  3,493,690
    CME Group, Inc.....................................  13,042    964,326
    CNA Financial Corp.................................   6,933    259,086
#   Comerica, Inc......................................   1,994    100,219
*   E*TRADE Financial Corp.............................   8,191    172,175
    Everest Re Group, Ltd..............................   2,838    442,473
    Fifth Third Bancorp................................  26,155    535,654
*   Genworth Financial, Inc. Class A...................  39,942    523,240
    Goldman Sachs Group, Inc. (The)....................  10,856  1,876,677
    Hartford Financial Services Group, Inc. (The)......  33,972  1,160,484
    HCC Insurance Holdings, Inc........................   2,007     93,687
    Huntington Bancshares, Inc.........................  11,409    112,036
    Intercontinental Exchange, Inc.....................   1,049    201,639
    JPMorgan Chase & Co................................ 136,878  7,893,754
    KeyCorp............................................  14,174    191,916
#   Legg Mason, Inc....................................   9,200    436,540
    Leucadia National Corp.............................   3,761     92,934
    Lincoln National Corp..............................  18,795    984,670
    Loews Corp.........................................  25,518  1,075,073
#   M&T Bank Corp......................................     824    100,116
*   Markel Corp........................................     155     97,977
    MetLife, Inc.......................................  32,967  1,734,064
    Morgan Stanley.....................................  45,648  1,476,256
#   NASDAQ OMX Group, Inc. (The).......................  12,952    546,445
    Old Republic International Corp....................  13,400    192,826
    PartnerRe, Ltd.....................................   3,863    403,143
#   People's United Financial, Inc.....................   7,468    108,435
    PNC Financial Services Group, Inc. (The)...........  10,396    858,294
    Principal Financial Group, Inc.....................   4,369    217,052
    Protective Life Corp...............................   1,161     80,550
    Prudential Financial, Inc..........................   8,742    760,292
    Regions Financial Corp.............................  83,831    850,046
    Reinsurance Group of America, Inc..................   5,596    449,135
#   RenaissanceRe Holdings, Ltd........................   1,704    166,668
    State Street Corp..................................   3,055    215,194
    SunTrust Banks, Inc................................  22,965    873,818
    Travelers Cos., Inc. (The).........................   9,584    858,343
    Unum Group.........................................  18,980    651,584
    Validus Holdings, Ltd..............................   3,689    134,759
    Wells Fargo & Co...................................  38,703  1,969,983
    WR Berkley Corp....................................   1,282     57,190
    XL Group P.L.C.....................................  21,170    682,521

                                     1533

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Zions Bancorporation...............................  12,934 $   372,758
                                                                -----------
Total Financials.......................................          48,927,378
                                                                -----------
Health Care -- (9.8%)
*   Actavis P.L.C......................................   2,610     559,219
    Aetna, Inc.........................................  29,702   2,302,796
*   Bio-Rad Laboratories, Inc. Class A.................     250      28,748
*   Boston Scientific Corp.............................  87,692   1,120,704
*   CareFusion Corp....................................  16,484     721,834
    Cigna Corp.........................................   2,622     236,085
#*  Community Health Systems, Inc......................   1,999      95,352
*   Express Scripts Holding Co.........................  45,358   3,159,185
#*  Hologic, Inc.......................................  20,932     545,697
    Humana, Inc........................................  11,026   1,297,209
#*  Mallinckrodt P.L.C.................................   1,599     111,322
#*  MEDNAX, Inc........................................   1,760     104,157
#   Omnicare, Inc......................................   8,170     510,625
    Pfizer, Inc........................................ 301,943   8,665,764
#   Quest Diagnostics, Inc.............................   4,247     259,492
    Teleflex, Inc......................................   1,338     144,156
    Thermo Fisher Scientific, Inc......................  25,402   3,086,343
    UnitedHealth Group, Inc............................  11,146     903,383
    WellPoint, Inc.....................................  19,421   2,132,620
                                                                -----------
Total Health Care......................................          25,984,691
                                                                -----------
Industrials -- (9.8%)
#   ADT Corp. (The)....................................   9,036     314,453
#   AGCO Corp..........................................   5,687     277,014
    Air Lease Corp.....................................   5,173     178,210
    Alliant Techsystems, Inc...........................   1,484     192,816
*   Avis Budget Group, Inc.............................   2,911     163,569
    CSX Corp...........................................  81,927   2,451,256
    Danaher Corp.......................................   2,682     198,146
    Eaton Corp. P.L.C..................................  26,585   1,805,653
    FedEx Corp.........................................  10,397   1,527,111
    General Electric Co................................ 230,578   5,799,037
*   Genesee & Wyoming, Inc. Class A....................   1,120     111,698
*   Hertz Global Holdings, Inc.........................  18,247     514,930
*   Jacobs Engineering Group, Inc......................   2,328     118,286
#   Joy Global, Inc....................................   3,268     193,662
    KBR, Inc...........................................   6,170     127,472
    L-3 Communications Holdings, Inc...................   7,330     769,357
    Manpowergroup, Inc.................................   2,824     219,961
    Norfolk Southern Corp..............................  23,455   2,384,435
    Northrop Grumman Corp..............................  14,791   1,823,287
#*  NOW, Inc...........................................   3,549     114,242
    Oshkosh Corp.......................................   2,278     105,289
#   Owens Corning......................................   7,765     264,398
    Pentair P.L.C......................................   8,229     527,232
*   Quanta Services, Inc...............................  12,579     421,271
    Republic Services, Inc.............................  23,807     903,000
    Ryder System, Inc..................................   1,316     113,347

                                     1534

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Southwest Airlines Co..............................  56,310 $ 1,592,447
    SPX Corp...........................................   2,016     199,846
    Stanley Black & Decker, Inc........................   9,927     868,116
#   Terex Corp.........................................   6,347     219,035
    Textron, Inc.......................................   3,952     143,734
    Timken Co. (The)...................................   3,077     136,311
    Trinity Industries, Inc............................   6,248     272,663
    Union Pacific Corp.................................   3,324     326,782
*   United Rentals, Inc................................   2,568     271,951
#   Valmont Industries, Inc............................   1,355     197,329
#*  Veritiv Corp.......................................     447      17,844
    Waste Connections, Inc.............................     327      15,480
#*  WESCO International, Inc...........................   1,377     108,081
                                                                -----------
Total Industrials......................................          25,988,751
                                                                -----------
Information Technology -- (8.1%)
    Activision Blizzard, Inc...........................  47,203   1,056,403
    Amdocs, Ltd........................................   4,450     201,763
*   Arrow Electronics, Inc.............................   7,934     459,775
    Avnet, Inc.........................................  10,809     457,545
    Broadcom Corp. Class A.............................   3,285     125,684
    Brocade Communications Systems, Inc................  14,480     133,361
    Cisco Systems, Inc.................................  65,058   1,641,413
    Computer Sciences Corp.............................   1,563      97,516
    Corning, Inc.......................................  82,181   1,614,857
*   EchoStar Corp. Class A.............................   2,361     119,703
    EMC Corp...........................................   3,948     115,676
    Fidelity National Information Services, Inc........  19,960   1,125,744
#*  First Solar, Inc...................................   4,386     276,800
    Hewlett-Packard Co................................. 134,639   4,794,495
*   Ingram Micro, Inc. Class A.........................  11,931     342,420
    Intel Corp......................................... 123,454   4,183,856
#   Jabil Circuit, Inc.................................   7,081     141,337
*   Juniper Networks, Inc..............................  13,624     320,709
    Lam Research Corp..................................   4,689     328,230
    Marvell Technology Group, Ltd......................   8,368     111,629
*   Micron Technology, Inc.............................  66,760   2,039,518
    NVIDIA Corp........................................   9,264     162,120
#   Teradyne, Inc......................................  16,873     307,426
    Western Digital Corp...............................   3,344     333,831
    Xerox Corp.........................................  83,434   1,106,335
                                                                -----------
Total Information Technology...........................          21,598,146
                                                                -----------
Materials -- (3.7%)
    Alcoa, Inc.........................................  86,347   1,415,227
    Ashland, Inc.......................................   7,192     752,643
#   Bemis Co., Inc.....................................   4,875     190,174
    Cabot Corp.........................................   1,602      83,929
    CF Industries Holdings, Inc........................     812     203,276
    Freeport-McMoRan, Inc..............................  60,591   2,255,197
    International Paper Co.............................  23,394   1,111,215
    MeadWestvaco Corp..................................  13,118     548,332

                                     1535

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- -------------
Materials -- (Continued)
      Mosaic Co. (The).................................     8,237 $     379,808
      Newmont Mining Corp..............................     9,917       247,032
      Nucor Corp.......................................    11,384       571,704
      Reliance Steel & Aluminum Co.....................     6,250       426,563
      Rock-Tenn Co. Class A............................     2,943       292,622
      Sonoco Products Co...............................     4,168       163,136
      Steel Dynamics, Inc..............................    16,928       359,043
#     United States Steel Corp.........................     6,332       212,059
      Vulcan Materials Co..............................    10,250       647,083
                                                                  -------------
Total Materials........................................               9,859,043
                                                                  -------------
Telecommunication Services -- (4.1%)
      AT&T, Inc........................................   237,503     8,452,732
#     CenturyLink, Inc.................................    38,023     1,492,022
#     Frontier Communications Corp.....................    65,842       431,265
#*    Sprint Corp......................................    13,022        95,712
*     T-Mobile US, Inc.................................     5,844       192,501
#*    United States Cellular Corp......................     2,591       101,282
#     Windstream Holdings, Inc.........................    15,619       178,994
                                                                  -------------
Total Telecommunication Services.......................              10,944,508
                                                                  -------------
Utilities -- (0.3%)
      NRG Energy, Inc..................................    25,467       788,458
      UGI Corp.........................................     1,713        83,149
                                                                  -------------
Total Utilities........................................                 871,607
                                                                  -------------
TOTAL COMMON STOCKS....................................             248,961,140
                                                                  -------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
        0.068%.........................................   502,133       502,133
                                                                  -------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@  DFA Short Term Investment Fund................... 1,445,645    16,726,112
                                                                  -------------
TOTAL INVESTMENTS -- (100.0%) (Cost $190,826,784)^^....           $ 266,189,385
                                                                  =============

                                     1536

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 31,475,485          --   --    $ 31,475,485
     Consumer Staples...........   15,660,135          --   --      15,660,135
     Energy.....................   57,651,396          --   --      57,651,396
     Financials.................   48,927,378          --   --      48,927,378
     Health Care................   25,984,691          --   --      25,984,691
     Industrials................   25,988,751          --   --      25,988,751
     Information Technology.....   21,598,146          --   --      21,598,146
     Materials..................    9,859,043          --   --       9,859,043
     Telecommunication Services.   10,944,508          --   --      10,944,508
     Utilities..................      871,607          --   --         871,607
  Temporary Cash Investments....      502,133          --   --         502,133
  Securities Lending Collateral.           -- $16,726,112   --      16,726,112
                                 ------------ -----------   --    ------------
  TOTAL......................... $249,463,273 $16,726,112   --    $266,189,385
                                 ============ ===========   ==    ============

                                     1537

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (92.3%)

AUSTRALIA -- (5.3%)
*   Alumina, Ltd....................................... 82,818 $  121,759
    AMP, Ltd...........................................  6,451     32,564
    Asciano, Ltd....................................... 69,891    387,964
    Bank of Queensland, Ltd............................ 12,131    140,004
    Beach Energy, Ltd..................................  4,690      7,296
    Bendigo and Adelaide Bank, Ltd..................... 15,415    181,360
*   BlueScope Steel, Ltd............................... 19,752    113,517
    Boral, Ltd......................................... 32,205    158,422
    Caltex Australia, Ltd..............................  4,636    105,468
    Echo Entertainment Group, Ltd...................... 17,525     53,687
#   Fortescue Metals Group, Ltd........................ 10,217     45,805
#   Harvey Norman Holdings, Ltd........................ 33,784     95,861
    Incitec Pivot, Ltd................................. 57,564    157,532
#   Leighton Holdings, Ltd.............................  1,194     24,283
    Lend Lease Group................................... 13,961    174,222
    Macquarie Group, Ltd............................... 17,576    940,652
#   Metcash, Ltd....................................... 16,815     45,423
    National Australia Bank, Ltd....................... 10,376    336,905
    New Hope Corp., Ltd................................  2,727      7,532
*   Newcrest Mining, Ltd............................... 35,752    357,157
#   Orica, Ltd.........................................  2,817     56,895
    Origin Energy, Ltd................................. 48,731    641,771
    Primary Health Care, Ltd........................... 19,378     86,647
#*  Qantas Airways, Ltd................................ 32,996     40,431
    QBE Insurance Group, Ltd........................... 41,248    416,920
    Rio Tinto, Ltd.....................................  6,041    366,952
#   Santos, Ltd........................................ 72,288    968,448
#   Seven Group Holdings, Ltd..........................  9,893     70,043
    Seven West Media, Ltd..............................  4,165      7,824
#*  Sims Metal Management, Ltd.........................  3,933     43,101
    Sonic Healthcare, Ltd..............................  5,515     92,245
    Suncorp Group, Ltd................................. 50,266    660,900
    Tabcorp Holdings, Ltd.............................. 30,020     97,003
    Tatts Group, Ltd................................... 62,129    204,024
#   Toll Holdings, Ltd................................. 39,495    198,414
    Treasury Wine Estates, Ltd......................... 22,039    100,994
#   Washington H Soul Pattinson & Co., Ltd.............    924     12,947
    Wesfarmers, Ltd.................................... 41,405  1,676,673
    Woodside Petroleum, Ltd............................  8,535    335,032
    WorleyParsons, Ltd.................................  2,603     42,876
                                                               ----------
TOTAL AUSTRALIA........................................         9,607,553
                                                               ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG................................  7,366    189,147
    Raiffeisen Bank International AG...................  3,171     87,081
                                                               ----------
TOTAL AUSTRIA..........................................           276,228
                                                               ----------
BELGIUM -- (1.7%)
    Ageas.............................................. 12,722    456,598
#   Belgacom SA........................................  4,459    145,715
    Delhaize Group SA..................................  6,344    413,991

                                     1538

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
*   KBC Groep NV....................................... 11,592 $  628,345
    Solvay SA..........................................  4,266    688,819
    UCB SA.............................................  5,259    482,377
    Umicore SA.........................................  3,383    163,496
                                                               ----------
TOTAL BELGIUM..........................................         2,979,341
                                                               ----------
CANADA -- (8.2%)
    Agnico Eagle Mines, Ltd.(008474108)................  4,206    156,421
#   Agnico Eagle Mines, Ltd.(2009823)..................  1,400     52,053
    Agrium, Inc........................................  3,147    286,629
    Bank of Montreal...................................  5,863    437,204
    Barrick Gold Corp.................................. 47,026    850,230
    Bell Aliant, Inc...................................    605     17,145
*   BlackBerry, Ltd.(09228F103)........................  8,930     83,317
#*  BlackBerry, Ltd.(BCBHZ31)..........................  4,071     38,046
#   Bonavista Energy Corp..............................  4,088     52,864
    Cameco Corp........................................ 10,896    219,663
    Canadian Natural Resources, Ltd.(136385101)........ 40,205  1,752,938
    Canadian Natural Resources, Ltd.(2171573)..........  2,781    121,228
#   Canadian Tire Corp., Ltd. Class A..................  4,711    447,531
*   Catamaran Corp.(B3N9ZT8)...........................  1,237     56,271
*   Catamaran Corp.(B8J4N87)...........................  1,000     45,536
#   Crescent Point Energy Corp......................... 11,578    472,422
    Eldorado Gold Corp................................. 18,295    135,749
    Empire Co., Ltd....................................  1,200     84,864
    Enerplus Corp......................................  5,540    126,668
    Ensign Energy Services, Inc........................  3,653     58,798
    Fairfax Financial Holdings, Ltd....................    700    329,569
#   First Quantum Minerals, Ltd........................ 23,400    554,980
#   Genworth MI Canada, Inc............................  1,085     39,346
    George Weston, Ltd.................................  1,685    135,560
    Goldcorp, Inc.(380956409).......................... 13,030    357,022
    Goldcorp, Inc.(2676302)............................  4,600    125,974
    Husky Energy, Inc.................................. 12,910    392,741
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  3,512    153,995
*   Kinross Gold Corp.................................. 31,183    124,692
    Loblaw Cos., Ltd...................................  1,429     70,287
*   Lundin Mining Corp................................. 17,290     99,425
    Manulife Financial Corp.(56501R106)................  5,880    120,011
    Manulife Financial Corp.(2492519).................. 41,820    854,542
*   MEG Energy Corp....................................  3,498    125,438
    Pacific Rubiales Energy Corp.......................  8,384    160,321
    Pan American Silver Corp.(697900108)...............  3,470     50,940
    Pan American Silver Corp.(2669272).................  1,700     24,977
#   Pengrowth Energy Corp.............................. 13,282     84,661
#   Penn West Petroleum, Ltd........................... 13,997    108,346
    Precision Drilling Corp.(B5YPLH9)..................  8,434    105,120
    Precision Drilling Corp.(74022D308)................  3,000     37,380
#   Sun Life Financial, Inc............................ 20,608    785,688
    Suncor Energy, Inc.(867224107).....................  9,758    400,761
    Suncor Energy, Inc.(B3NB1P2)....................... 51,054  2,096,288
    Talisman Energy, Inc.(87425E103)................... 25,587    267,384
    Talisman Energy, Inc.(2068299)..................... 13,939    145,865

                                     1539

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    Teck Resources, Ltd. Class B(878742204)............  3,149 $    75,450
#   Teck Resources, Ltd. Class B(2879327).............. 17,290     414,351
#   Thomson Reuters Corp............................... 17,778     671,597
#   TransAlta Corp.(2901628)...........................  7,800      89,564
    TransAlta Corp.(89346D107).........................  4,538      52,051
#   Trican Well Service, Ltd...........................  3,300      47,638
#*  Turquoise Hill Resources, Ltd......................  3,220      11,193
    Yamana Gold, Inc................................... 27,400     233,705
                                                               -----------
TOTAL CANADA...........................................         14,842,439
                                                               -----------
DENMARK -- (1.3%)
    AP Moeller - Maersk A.S. Class A...................    130     291,736
    AP Moeller - Maersk A.S. Class B...................    285     664,426
    Carlsberg A.S. Class B.............................  4,898     468,633
    Danske Bank A.S....................................  9,383     271,081
#   FLSmidth & Co. A.S.................................  1,010      51,664
    H Lundbeck A.S.....................................  1,633      37,426
    Rockwool International A.S. Class B................    152      25,345
    TDC A.S............................................ 40,708     410,667
*   Vestas Wind Systems A.S............................  3,016     135,983
                                                               -----------
TOTAL DENMARK..........................................          2,356,961
                                                               -----------
FINLAND -- (1.0%)
    Fortum Oyj......................................... 30,638     787,849
    Kesko Oyj Class B..................................  2,106      80,098
#   Neste Oil Oyj......................................  5,326      98,290
    Stora Enso Oyj Class R............................. 36,112     324,468
    UPM-Kymmene Oyj.................................... 25,565     416,673
                                                               -----------
TOTAL FINLAND..........................................          1,707,378
                                                               -----------
FRANCE -- (8.5%)
    AXA SA............................................. 62,800   1,442,808
    BNP Paribas SA..................................... 30,023   1,992,129
    Bollore SA.........................................    270     166,634
    Bouygues SA........................................ 13,648     537,635
    Cap Gemini SA......................................  3,195     231,680
    Casino Guichard Perrachon SA.......................  3,982     479,931
#*  CGG SA Sponsored ADR...............................  3,650      38,654
#   Cie de St-Gobain................................... 19,898     968,173
    Cie Generale des Etablissements Michelin...........  1,605     176,068
    CNP Assurances..................................... 10,606     208,371
    Credit Agricole SA................................. 42,777     578,662
    Electricite de France SA...........................  7,006     226,321
    GDF Suez........................................... 57,224   1,475,492
    Lafarge SA.........................................  9,711     755,843
    Lagardere SCA......................................  3,821     113,750
    Natixis............................................ 40,470     261,511
    Orange SA.......................................... 72,823   1,140,358
#*  Peugeot SA......................................... 20,877     311,380
    Renault SA......................................... 13,441   1,122,056
    Rexel SA...........................................  6,869     133,099
    SCOR SE............................................  4,416     142,057

                                     1540

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Societe Generale SA................................  21,148 $ 1,061,681
    STMicroelectronics NV..............................  28,793     239,696
    Vallourec SA.......................................   4,445     196,699
    Vicat..............................................      80       6,367
    Vivendi SA.........................................  53,030   1,330,973
                                                                -----------
TOTAL FRANCE...........................................          15,338,028
                                                                -----------
GERMANY -- (7.4%)
#   Allianz SE.........................................   8,328   1,386,496
    Allianz SE ADR.....................................  42,793     713,573
    Bayerische Motoren Werke AG........................  13,302   1,584,533
#   Bilfinger SE.......................................     437      35,558
*   Commerzbank AG.....................................  28,761     413,238
    Daimler AG.........................................  38,405   3,169,131
    Deutsche Bank AG...................................  20,495     700,898
    Deutsche Lufthansa AG..............................  14,362     253,347
    E.ON SE............................................  59,606   1,125,261
    Fraport AG Frankfurt Airport Services Worldwide....   1,210      79,525
    Hannover Rueck SE..................................     900      76,827
    HeidelbergCement AG................................   6,954     515,846
#   K+S AG.............................................   8,139     249,392
*   Metro AG...........................................   2,948     106,231
    Muenchener Rueckversicherungs AG...................   5,893   1,250,330
*   Osram Licht AG.....................................     894      36,112
    RWE AG.............................................  28,761   1,154,706
*   Talanx AG..........................................   1,910      68,007
    Telefonica Deutschland Holding AG..................   9,837      76,911
    Volkswagen AG......................................   1,078     248,606
                                                                -----------
TOTAL GERMANY..........................................          13,244,528
                                                                -----------
HONG KONG -- (2.3%)
    Cathay Pacific Airways, Ltd........................  54,000     101,879
    Hang Lung Group, Ltd...............................  23,000     123,344
    Henderson Land Development Co., Ltd................  35,742     227,174
    Hongkong & Shanghai Hotels (The)...................  19,052      27,159
    Hopewell Holdings, Ltd.............................  19,000      65,993
    Hutchison Whampoa, Ltd.............................  78,000   1,059,102
    Kerry Logistics Network, Ltd.......................   7,750      12,651
    Kerry Properties, Ltd..............................  26,000      94,901
    MTR Corp., Ltd.....................................  23,000      90,357
    New World Development Co., Ltd..................... 371,474     468,443
    NWS Holdings, Ltd..................................   6,000      11,116
    Orient Overseas International, Ltd.................   6,500      34,625
    Shangri-La Asia, Ltd...............................  48,000      75,840
    Sino Land Co., Ltd.................................  38,000      65,279
    Sun Hung Kai Properties, Ltd.......................  40,362     612,146
    Swire Pacific, Ltd. Class A........................  22,000     283,112
    Swire Pacific, Ltd. Class B........................   7,500      17,913
    Wharf Holdings, Ltd. (The).........................  52,635     418,488
    Wheelock & Co., Ltd................................  59,000     297,491

                                     1541

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd..................  17,500 $   58,370
                                                                ----------
TOTAL HONG KONG........................................          4,145,383
                                                                ----------
IRELAND -- (0.2%)
*   Bank of Ireland.................................... 595,432    209,224
#*  Bank of Ireland Sponsored ADR......................   5,075     72,217
    CRH P.L.C. Sponsored ADR...........................   4,156     97,624
                                                                ----------
TOTAL IRELAND..........................................            379,065
                                                                ----------
ISRAEL -- (0.5%)
    Bank Hapoalim BM...................................  74,220    432,944
*   Bank Leumi Le-Israel BM............................  84,790    332,944
*   Israel Discount Bank, Ltd. Class A.................  34,311     59,771
    Mizrahi Tefahot Bank, Ltd..........................   5,621     71,077
                                                                ----------
TOTAL ISRAEL...........................................            896,736
                                                                ----------
ITALY -- (1.6%)
*   Banca Monte dei Paschi di Siena SpA................  97,370    175,736
*   Banco Popolare SC..................................   5,617     86,747
*   Finmeccanica SpA...................................   2,138     19,697
    Intesa Sanpaolo SpA................................ 175,921    522,419
#*  Telecom Italia SpA................................. 323,698    372,995
*   Telecom Italia SpA Sponsored ADR...................  24,800    282,968
    UniCredit SpA...................................... 132,894  1,036,722
    Unione di Banche Italiane SCPA.....................  49,922    411,003
                                                                ----------
TOTAL ITALY............................................          2,908,287
                                                                ----------
JAPAN -- (20.3%)
    77 Bank, Ltd. (The)................................   9,000     46,860
#   Aeon Co., Ltd......................................  43,200    485,055
    Aisin Seiki Co., Ltd...............................   7,500    291,284
    Alfresa Holdings Corp..............................   1,400     83,581
    Amada Co., Ltd.....................................  17,000    165,122
    Aoyama Trading Co., Ltd............................   1,900     48,416
#   Asahi Glass Co., Ltd...............................  72,000    426,657
    Asahi Kasei Corp...................................  82,000    648,056
    Azbil Corp.........................................   2,200     55,356
    Bank of Kyoto, Ltd. (The)..........................   9,000     81,753
    Bank of Yokohama, Ltd. (The).......................  44,000    250,366
#   Canon Marketing Japan, Inc.........................   2,000     40,749
    Chiba Bank, Ltd. (The).............................  25,000    181,987
    Chugoku Bank, Ltd. (The)...........................   5,400     82,966
    Citizen Holdings Co., Ltd..........................  13,400    106,542
    Coca-Cola West Co., Ltd............................   2,800     46,666
    Cosmo Oil Co., Ltd.................................  34,000     68,154
    Dai Nippon Printing Co., Ltd.......................  24,000    246,200
    Dai-ichi Life Insurance Co., Ltd. (The)............  14,000    197,213
    Daicel Corp........................................  12,000    121,109
#   Daido Steel Co., Ltd...............................  15,000     70,095
    Denki Kagaku Kogyo K.K.............................  16,000     59,772
    Fuji Media Holdings, Inc...........................   1,800     28,746
    FUJIFILM Holdings Corp.............................  16,400    468,151

                                     1542

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Fukuoka Financial Group, Inc.......................  25,000 $  127,893
#   Fukuyama Transporting Co., Ltd.....................   8,000     44,850
#   Furukawa Electric Co., Ltd.........................  19,000     40,190
    Glory, Ltd.........................................   1,200     40,010
    Gunma Bank, Ltd. (The).............................  12,000     70,605
    H2O Retailing Corp.................................   6,000     49,712
    Hachijuni Bank, Ltd. (The).........................  17,000    104,507
    Hankyu Hanshin Holdings, Inc.......................  30,000    174,656
    Hiroshima Bank, Ltd. (The).........................  12,000     58,231
    Hitachi Capital Corp...............................   1,100     29,317
#   Hitachi Chemical Co., Ltd..........................   4,600     80,914
#   Hitachi Construction Machinery Co., Ltd............   5,700    116,341
    Hitachi High-Technologies Corp.....................   1,500     40,237
    Hitachi Transport System, Ltd......................     900     13,618
    Hokkoku Bank, Ltd. (The)...........................   2,000      6,728
    Hokuhoku Financial Group, Inc......................  26,000     53,383
#   Honda Motor Co., Ltd...............................  41,200  1,434,216
#   House Foods Group, Inc.............................   1,600     28,847
    Ibiden Co., Ltd....................................   5,400    107,903
    Idemitsu Kosan Co., Ltd............................   4,900    100,155
    Inpex Corp.........................................  29,600    438,691
#   Isetan Mitsukoshi Holdings, Ltd....................  11,700    144,985
    ITOCHU Corp........................................  62,400    794,523
    Iyo Bank, Ltd. (The)...............................   8,000     81,038
    J Front Retailing Co., Ltd.........................  22,000    148,246
#   JFE Holdings, Inc..................................  20,700    436,895
    Joyo Bank, Ltd. (The)..............................  14,000     74,489
    JX Holdings, Inc...................................  93,427    480,411
#   K's Holdings Corp..................................     700     20,013
    Kagoshima Bank, Ltd. (The).........................   5,000     32,893
#   Kajima Corp........................................  36,000    167,402
    Kamigumi Co., Ltd..................................   8,000     76,513
    Kaneka Corp........................................   8,000     48,112
#   Kawasaki Kisen Kaisha, Ltd.........................  43,000     91,669
    Keiyo Bank, Ltd. (The).............................   4,000     20,159
#   Kewpie Corp........................................   2,600     46,787
    Kinden Corp........................................   2,000     22,354
    Kobe Steel, Ltd.................................... 218,000    354,864
    Konica Minolta, Inc................................  31,000    330,953
    Kuraray Co., Ltd...................................  22,400    293,407
#   Kurita Water Industries, Ltd.......................   1,700     39,063
    Kyocera Corp.......................................   6,000    290,622
    Kyowa Hakko Kirin Co., Ltd.........................   8,000    109,909
#   LIXIL Group Corp...................................     800     19,393
    Marubeni Corp......................................  71,000    498,991
    Marui Group Co., Ltd...............................   6,000     57,896
    Matsumotokiyoshi Holdings Co., Ltd.................   1,400     45,973
    Medipal Holdings Corp..............................   4,200     52,931
    Mitsubishi Chemical Holdings Corp.................. 104,000    455,168
    Mitsubishi Corp....................................  49,800  1,049,379
#   Mitsubishi Gas Chemical Co., Inc...................  13,000     84,480
#   Mitsubishi Logistics Corp..........................   6,000     90,970
    Mitsubishi Materials Corp..........................  68,000    247,196

                                     1543

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Mitsubishi Tanabe Pharma Corp......................   7,800 $  113,300
    Mitsubishi UFJ Financial Group, Inc................ 459,000  2,706,861
    Mitsui & Co., Ltd..................................  48,900    784,229
    Mitsui Chemicals, Inc..............................  40,000    107,834
    Mitsui Mining & Smelting Co., Ltd..................  21,000     62,344
    Mitsui OSK Lines, Ltd..............................  61,000    226,020
    Mizuho Financial Group, Inc........................ 905,100  1,757,226
    MS&AD Insurance Group Holdings, Inc................  15,250    347,126
    Nagase & Co., Ltd..................................   2,000     24,564
    Nanto Bank, Ltd. (The).............................   3,000     12,366
    NEC Corp........................................... 167,000    644,763
#   NH Foods, Ltd......................................   5,000    102,353
    NHK Spring Co., Ltd................................   4,500     44,069
#   Nikon Corp.........................................   6,300     97,712
    Nippo Corp.........................................   2,000     34,986
#   Nippon Electric Glass Co., Ltd.....................  16,000     89,640
    Nippon Express Co., Ltd............................  52,000    251,464
#   Nippon Paper Industries Co., Ltd...................   4,100     71,683
#   Nippon Shokubai Co., Ltd...........................   3,000     38,455
    Nippon Steel & Sumitomo Metal Corp................. 322,185    972,889
#   Nippon Yusen K.K................................... 107,000    306,580
    Nishi-Nippon City Bank, Ltd. (The).................  18,000     46,730
    Nissan Motor Co., Ltd..............................  98,800    969,268
    Nisshin Seifun Group, Inc..........................   6,600     77,074
    Nisshin Steel Co., Ltd.............................   2,300     31,056
    Nisshinbo Holdings, Inc............................   3,000     30,280
    NKSJ Holdings, Inc.................................   8,000    202,012
    NOK Corp...........................................   5,300    108,223
    NTN Corp...........................................  19,000     91,569
    NTT DOCOMO, Inc....................................  58,700  1,029,372
#   Obayashi Corp......................................  26,000    189,755
    Oji Holdings Corp..................................  53,000    213,310
    Onward Holdings Co., Ltd...........................   2,000     14,259
#   Otsuka Holdings Co., Ltd...........................   4,800    152,845
    Rengo Co., Ltd.....................................   6,000     27,410
#   Resona Holdings, Inc...............................  36,100    201,170
    Ricoh Co., Ltd.....................................  53,100    607,863
    Rohm Co., Ltd......................................   3,300    186,039
    Sankyo Co., Ltd....................................   1,800     70,043
    SBI Holdings, Inc..................................   8,180     95,433
    Seino Holdings Co., Ltd............................   5,000     53,756
    Sekisui Chemical Co., Ltd..........................   7,000     83,933
#   Sekisui House, Ltd.................................  33,400    438,371
    Shiga Bank, Ltd. (The).............................   4,000     23,688
    Shimizu Corp.......................................  12,000     91,915
#   Shinsei Bank, Ltd..................................  11,000     23,260
    Shizuoka Bank, Ltd. (The)..........................   9,000     96,998
    Showa Denko K.K....................................  88,000    128,012
    SKY Perfect JSAT Holdings, Inc.....................   2,300     13,639
    Sojitz Corp........................................  34,370     58,461
#   Sony Corp..........................................  12,400    225,999
#   Sony Corp. Sponsored ADR...........................  29,100    536,313
    Sumitomo Bakelite Co., Ltd.........................   2,000      7,936

                                     1544

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Sumitomo Chemical Co., Ltd......................... 108,000 $   410,510
    Sumitomo Corp......................................  16,200     213,484
    Sumitomo Dainippon Pharma Co., Ltd.................   1,700      20,783
    Sumitomo Electric Industries, Ltd..................  32,500     476,368
    Sumitomo Forestry Co., Ltd.........................   7,200      84,815
    Sumitomo Heavy Industries, Ltd.....................  24,000     117,293
    Sumitomo Metal Mining Co., Ltd.....................  25,000     416,481
    Sumitomo Mitsui Financial Group, Inc...............  45,600   1,858,860
    Sumitomo Mitsui Trust Holdings, Inc................  72,030     313,453
#   Sumitomo Osaka Cement Co., Ltd.....................  14,000      50,328
    Sumitomo Rubber Industries, Ltd....................   7,800     112,977
    Suzuki Motor Corp..................................  15,200     507,224
    T&D Holdings, Inc..................................  29,200     366,477
    Taiyo Nippon Sanso Corp............................   1,000       8,769
#   Takashimaya Co., Ltd...............................  12,000     110,361
    TDK Corp...........................................   8,800     422,146
#   Teijin, Ltd........................................  45,000     111,438
    Tokai Rika Co., Ltd................................   2,400      50,083
    Tokio Marine Holdings, Inc.........................   8,800     276,732
    Tokyo Broadcasting System Holdings, Inc............   1,700      19,667
#   Toppan Printing Co., Ltd...........................  24,000     182,817
    Tosoh Corp.........................................  21,000      92,141
    Toyo Seikan Group Holdings, Ltd....................   5,100      79,429
    Toyoda Gosei Co., Ltd..............................   1,900      38,586
#   Toyota Tsusho Corp.................................  15,100     419,791
    TV Asahi Holdings Corp.............................     700      12,374
    Ube Industries, Ltd................................  42,000      72,469
    UNY Group Holdings Co., Ltd........................   5,300      31,506
    Ushio, Inc.........................................   4,100      48,934
    Wacoal Holdings Corp...............................   2,000      21,127
#   Yamada Denki Co., Ltd..............................  35,300     125,288
    Yamaguchi Financial Group, Inc.....................   7,000      71,702
    Yamaha Corp........................................   5,000      76,189
    Yamato Kogyo Co., Ltd..............................   1,600      52,008
    Yamazaki Baking Co., Ltd...........................   5,000      63,287
    Yokohama Rubber Co., Ltd. (The)....................   1,000       8,658
                                                                -----------
TOTAL JAPAN............................................          36,436,555
                                                                -----------
NETHERLANDS -- (3.0%)
#   Aegon NV...........................................  67,558     547,873
#   ArcelorMittal(B295F26).............................  19,572     297,690
    ArcelorMittal(B03XPL1).............................  41,451     629,431
    Fugro NV...........................................   1,469      56,566
*   ING Groep NV....................................... 109,394   1,420,764
*   ING Groep NV Sponsored ADR.........................  20,692     268,375
    Koninklijke Ahold NV...............................  24,349     424,555
    Koninklijke Boskalis Westminster NV................   4,409     235,479
    Koninklijke DSM NV.................................  11,082     765,581
*   Koninklijke KPN NV.................................  25,088      80,223
    Koninklijke Philips NV.............................  22,102     681,196

                                     1545

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
#   TNT Express NV.....................................   3,513 $   28,308
                                                                ----------
TOTAL NETHERLANDS......................................          5,436,041
                                                                ----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   7,235     23,390
    Contact Energy, Ltd................................  20,560     96,548
    Fletcher Building, Ltd.............................   4,281     32,951
                                                                ----------
TOTAL NEW ZEALAND......................................            152,889
                                                                ----------
NORWAY -- (0.8%)
    DNB ASA............................................  33,491    593,513
    Norsk Hydro ASA....................................  44,745    265,274
    Orkla ASA..........................................   5,458     49,404
    Petroleum Geo-Services ASA.........................   2,320     19,706
*   Storebrand ASA.....................................  20,270    112,622
    Subsea 7 SA........................................   8,201    136,903
    Yara International ASA.............................   5,030    229,833
                                                                ----------
TOTAL NORWAY...........................................          1,407,255
                                                                ----------
PORTUGAL -- (0.1%)
#*  Banco Espirito Santo SA............................  40,541     10,882
    EDP Renovaveis SA..................................  22,018    155,253
                                                                ----------
TOTAL PORTUGAL.........................................            166,135
                                                                ----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.................................... 105,000    289,348
    City Developments, Ltd.............................   4,000     33,783
    DBS Group Holdings, Ltd............................  38,976    567,854
    Golden Agri-Resources, Ltd......................... 277,000    118,249
    Hutchison Port Holdings Trust...................... 143,000    106,391
    Keppel Land, Ltd...................................  25,000     72,710
#*  Neptune Orient Lines, Ltd..........................   7,000      5,319
    Noble Group, Ltd................................... 199,000    225,275
    OUE, Ltd...........................................   3,000      5,875
    Singapore Airlines, Ltd............................  33,800    279,100
    United Industrial Corp., Ltd.......................  24,000     65,375
    UOL Group, Ltd.....................................  12,799     67,809
    Venture Corp., Ltd.................................   3,000     19,477
    Wilmar International, Ltd..........................  58,000    151,430
                                                                ----------
TOTAL SINGAPORE........................................          2,007,995
                                                                ----------
SPAIN -- (2.0%)
    Acciona SA.........................................     930     76,265
    Banco de Sabadell SA............................... 169,123    549,002
    Banco Popular Espanol SA...........................  40,638    247,994
    Banco Santander SA.................................  49,631    498,653
    CaixaBank SA.......................................  22,638    136,127
#   Iberdrola SA....................................... 185,301  1,378,583
    Mapfre SA..........................................  13,876     53,372

                                     1546

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Repsol SA..........................................  28,585 $   712,840
                                                                -----------
TOTAL SPAIN............................................           3,652,836
                                                                -----------
SWEDEN -- (2.7%)
    Boliden AB.........................................  14,354     232,537
    ICA Gruppen AB.....................................   1,636      50,874
    Meda AB Class A....................................   7,966     128,437
    Nordea Bank AB.....................................  85,572   1,147,586
    Saab AB Class B....................................     854      23,342
    Skandinaviska Enskilda Banken AB Class A...........  54,182     725,333
#*  SSAB AB Class A....................................   5,533      53,413
#*  SSAB AB Class B....................................   2,545      22,311
    Svenska Cellulosa AB Class A.......................     318       7,893
    Svenska Cellulosa AB Class B.......................  11,224     276,403
    Svenska Handelsbanken AB Class A...................   6,120     294,742
    Swedbank AB Class A................................  12,557     321,680
    Tele2 AB Class B...................................  15,476     188,799
    Telefonaktiebolaget LM Ericsson Class A............     164       1,928
    Telefonaktiebolaget LM Ericsson Class B............  63,666     792,761
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  30,813     383,006
    TeliaSonera AB.....................................  38,350     287,231
                                                                -----------
TOTAL SWEDEN...........................................           4,938,276
                                                                -----------
SWITZERLAND -- (8.5%)
    Adecco SA..........................................   9,667     723,077
    Aryzta AG..........................................   5,681     513,849
    Baloise Holding AG.................................   2,199     264,771
    Clariant AG........................................  18,338     341,396
    Credit Suisse Group AG.............................  51,115   1,386,635
    Givaudan SA........................................      56      91,593
    Holcim, Ltd........................................  12,356     988,683
    Julius Baer Group, Ltd.............................     229       9,715
    Lonza Group AG.....................................   2,431     269,582
    Novartis AG........................................  38,719   3,368,499
#   Novartis AG ADR....................................  10,786     937,735
    OC Oerlikon Corp. AG...............................   1,284      17,328
    Sulzer AG..........................................   1,072     141,754
    Swatch Group AG (The)(7184736).....................     386      38,653
    Swatch Group AG (The)(7184725).....................     894     476,754
    Swiss Life Holding AG..............................   1,200     277,498
    Swiss Re AG........................................  26,816   2,279,561
    UBS AG(B18YFJ4)....................................  63,790   1,096,010
    UBS AG(H89231338)..................................  14,791     253,962
    Zurich Insurance Group AG..........................   6,112   1,775,595
                                                                -----------
TOTAL SWITZERLAND......................................          15,252,650
                                                                -----------
UNITED KINGDOM -- (15.5%)
    Anglo American P.L.C...............................  55,942   1,502,376
    Barclays P.L.C.....................................     293       1,111
    Barclays P.L.C. Sponsored ADR...................... 106,337   1,614,189
    Barratt Developments P.L.C.........................  16,314      95,706
    BP P.L.C. Sponsored ADR............................ 130,113   6,371,634

                                     1547

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Carnival P.L.C....................................     3,014 $    108,572
      Carnival P.L.C. ADR...............................     2,954      106,728
      Friends Life Group, Ltd...........................    48,633      271,968
      Glencore P.L.C....................................   124,948      755,013
      HSBC Holdings P.L.C. Sponsored ADR................    76,492    4,083,908
      Investec P.L.C....................................     6,563       56,766
      J Sainsbury P.L.C.................................    68,791      362,588
      Kingfisher P.L.C..................................   113,311      572,320
*     Lloyds Banking Group P.L.C........................    71,659       89,335
#*    Lloyds Banking Group P.L.C. ADR...................   176,409      885,573
      Old Mutual P.L.C..................................   101,877      335,150
*     Royal Bank of Scotland Group P.L.C................    28,132      167,679
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR.    18,812      223,487
#     Royal Dutch Shell P.L.C. ADR(780259107)...........    38,739    3,336,978
      Royal Dutch Shell P.L.C. ADR(780259206)...........    47,974    3,925,712
      RSA Insurance Group P.L.C.........................    12,878       99,560
      Standard Chartered P.L.C..........................    21,797      452,021
      Vedanta Resources P.L.C...........................     3,221       56,824
      Vodafone Group P.L.C..............................   384,173    1,279,330
      Vodafone Group P.L.C. Sponsored ADR...............    25,108      834,082
      WM Morrison Supermarkets P.L.C....................    99,891      283,521
                                                                   ------------
TOTAL UNITED KINGDOM....................................             27,872,131
                                                                   ------------
TOTAL COMMON STOCKS.....................................            166,004,690
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Porsche Automobil Holding SE......................       398       37,201
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
*     Sun Hung Kai Properties 04/22/16..................         1            1
                                                                   ------------
SPAIN -- (0.0%)
*     Banco Santander SA 08/04/14.......................    49,630       10,236
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                 10,237
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund.................... 1,200,404   13,888,679
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $169,308,441)^^.....           $179,940,807
                                                                   ============

                                     1548

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia..................          -- $  9,607,553   --    $  9,607,553
     Austria....................          --      276,228   --         276,228
     Belgium....................          --    2,979,341   --       2,979,341
     Canada..................... $14,842,439           --   --      14,842,439
     Denmark....................          --    2,356,961   --       2,356,961
     Finland....................          --    1,707,378   --       1,707,378
     France.....................      38,654   15,299,374   --      15,338,028
     Germany....................     713,573   12,530,955   --      13,244,528
     Hong Kong..................          --    4,145,383   --       4,145,383
     Ireland....................     169,841      209,224   --         379,065
     Israel.....................          --      896,736   --         896,736
     Italy......................     282,968    2,625,319   --       2,908,287
     Japan......................     536,313   35,900,242   --      36,436,555
     Netherlands................     566,065    4,869,976   --       5,436,041
     New Zealand................          --      152,889   --         152,889
     Norway.....................          --    1,407,255   --       1,407,255
     Portugal...................          --      166,135   --         166,135
     Singapore..................          --    2,007,995   --       2,007,995
     Spain......................          --    3,652,836   --       3,652,836
     Sweden.....................     383,006    4,555,270   --       4,938,276
     Switzerland................   1,191,697   14,060,953   --      15,252,650
     United Kingdom.............  21,382,291    6,489,840   --      27,872,131
  Preferred Stocks
     Germany....................          --       37,201   --          37,201
  Rights/Warrants
     Hong Kong..................          --            1   --               1
     Spain......................          --       10,236   --          10,236
  Securities Lending Collateral.          --   13,888,679   --      13,888,679
                                 ----------- ------------   --    ------------
  TOTAL......................... $40,106,847 $139,833,960   --    $179,940,807
                                 =========== ============   ==    ============

                                     1549

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------- --------
COMMON STOCKS -- (89.1%)

AUSTRALIA -- (5.4%)
    Adelaide Brighton, Ltd.............................  25,479 $ 85,927
*   AED Oil, Ltd.......................................   4,139       --
    Ainsworth Game Technology, Ltd.....................     752    2,614
*   Alkane Resources, Ltd..............................  19,700    4,915
*   Alliance Resources, Ltd............................  21,658    2,904
    Amalgamated Holdings, Ltd..........................   5,533   48,817
    Amcom Telecommunications, Ltd......................  19,211   36,375
    Ansell, Ltd........................................   6,552  115,025
#*  Antares Energy, Ltd................................  12,881    7,062
*   APN News & Media, Ltd..............................  73,867   53,645
#*  Aquarius Platinum, Ltd.............................  55,455   23,074
#   ARB Corp., Ltd.....................................   4,749   53,594
    Aristocrat Leisure, Ltd............................  25,675  134,685
    Arrium, Ltd........................................ 105,647   79,382
#   Atlas Iron, Ltd....................................  49,744   28,929
#   Ausdrill, Ltd......................................  21,215   21,217
#   Ausenco, Ltd.......................................   6,384    3,548
*   Austal, Ltd........................................   6,527    7,167
    Austbrokers Holdings, Ltd..........................   3,717   34,454
#   Austin Engineering, Ltd............................   1,943    2,962
#*  Australian Agricultural Co., Ltd...................  35,981   41,397
#   Australian Infrastructure Fund, Ltd................  40,779      190
    Australian Pharmaceutical Industries, Ltd..........  21,680   12,029
    Automotive Holdings Group, Ltd.....................  14,160   50,880
*   AVJennings, Ltd....................................  30,044   16,044
*   AWE, Ltd...........................................  53,433   89,391
    BC Iron, Ltd.......................................  12,894   40,132
    Beach Energy, Ltd.................................. 102,628  159,653
*   Beadell Resources, Ltd.............................  69,221   32,940
#   Bega Cheese, Ltd...................................   8,293   37,334
    Bentham IMF, Ltd...................................  13,775   26,963
*   Billabong International, Ltd.......................  43,292   21,352
    Blackmores, Ltd....................................     382   10,076
#*  Boart Longyear, Ltd................................  30,454    5,134
*   Boom Logistics, Ltd................................  20,098    2,764
#   Bradken, Ltd.......................................  11,422   47,468
#   Breville Group, Ltd................................   7,643   58,597
    Brickworks, Ltd....................................   2,046   27,107
    BT Investment Management, Ltd......................   7,784   48,150
#   Cabcharge Australia, Ltd...........................   9,538   40,544
#   Cardno, Ltd........................................  10,002   57,937
*   Carnarvon Petroleum, Ltd...........................   6,703      521
    carsales.com, Ltd..................................  12,426  131,220
#   Cash Converters International, Ltd.................  15,875   16,452
    Cedar Woods Properties, Ltd........................   2,100   14,690
#*  Coal of Africa, Ltd................................  22,474    1,594
#*  Coalspur Mines, Ltd................................  21,206    1,194
*   Cockatoo Coal, Ltd.................................  92,097    2,317
#   Codan, Ltd.........................................   2,725    1,896
    Corporate Travel Management, Ltd...................   3,824   23,169
    Crowe Horwath Australasia, Ltd.....................   9,562    3,643

                                    1550

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
    CSG, Ltd...........................................  14,081 $ 13,121
    CSR, Ltd...........................................  39,692  138,043
#*  Cudeco, Ltd........................................   4,262    6,815
    David Jones, Ltd...................................  33,723  125,042
    Decmil Group, Ltd..................................   8,327   15,252
#   Domino's Pizza Enterprises, Ltd....................   3,237   64,352
    Downer EDI, Ltd....................................  36,327  162,029
#*  Drillsearch Energy, Ltd............................  45,211   68,476
    DuluxGroup, Ltd....................................  29,769  151,128
#   Echo Entertainment Group, Ltd......................  50,672  155,230
#*  Elders, Ltd........................................  15,828    3,431
*   Emeco Holdings, Ltd................................  37,864    7,596
*   Energy World Corp., Ltd............................  50,545   16,331
    Envestra, Ltd......................................  91,701  110,252
#   Evolution Mining, Ltd..............................   9,266    6,608
    Fairfax Media, Ltd................................. 140,008  110,199
#   Fleetwood Corp., Ltd...............................   6,315   12,727
    FlexiGroup, Ltd....................................   6,860   23,554
*   Flinders Mines, Ltd................................ 135,740    2,644
    Forge Group, Ltd...................................   2,468       --
    G8 Education, Ltd..................................   4,894   22,342
*   Galaxy Resources, Ltd..............................  21,890    1,165
#*  Gindalbie Metals, Ltd..............................  27,192    1,450
    Goodman Fielder, Ltd............................... 127,846   75,990
    GrainCorp, Ltd. Class A............................  12,559  100,959
#*  Gryphon Minerals, Ltd..............................  13,245    2,364
#   GUD Holdings, Ltd..................................   5,383   37,110
#*  Gunns, Ltd.........................................  32,848       --
#   GWA Group, Ltd.....................................  26,214   70,804
    Hills, Ltd.........................................  26,079   43,975
#*  Horizon Oil, Ltd...................................  75,236   26,069
#   iiNET, Ltd.........................................   9,099   63,691
#   Imdex, Ltd.........................................  13,781    8,220
    Independence Group NL..............................  15,853   70,400
#*  Infigen Energy.....................................  14,000    2,968
#*  Intrepid Mines, Ltd................................   7,169    1,811
    Invocare, Ltd......................................   7,742   75,468
#   IOOF Holdings, Ltd.................................  13,685  109,869
#   Iress, Ltd.........................................   9,257   74,435
*   Iron Ore Holdings, Ltd.............................   7,983    6,707
#   JB Hi-Fi, Ltd......................................   7,902  145,375
*   Kagara, Ltd........................................  27,762       --
#*  Karoon Gas Australia, Ltd..........................   5,930   19,733
*   Kingsgate Consolidated, Ltd........................  11,507    9,633
#*  Lynas Corp., Ltd...................................  10,000    1,565
#   M2 Telecommunications Group, Ltd...................  13,520   75,896
    MACA, Ltd..........................................   3,463    6,592
*   Macmahon Holdings, Ltd.............................  69,831    7,410
    Macquarie Atlas Roads Group........................  10,938   33,879
#   Magellan Financial Group, Ltd......................   5,903   63,702
*   Mayne Pharma Group, Ltd............................  52,407   41,965
    McMillan Shakespeare, Ltd..........................   4,394   38,384
*   Medusa Mining, Ltd.................................   7,354   11,179

                                     1551

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
#   Mermaid Marine Australia, Ltd...................... 18,410 $ 34,418
#*  Mesoblast, Ltd.....................................  7,543   29,613
    Metcash, Ltd....................................... 52,910  142,926
    Mincor Resources NL................................ 14,047   10,440
*   Mineral Deposits, Ltd..............................  3,797    6,677
    Mineral Resources, Ltd.............................  9,849  100,009
*   Molopo Energy, Ltd................................. 15,907    2,358
#   Monadelphous Group, Ltd............................  7,985  117,513
    Mortgage Choice, Ltd............................... 10,500   30,527
    Mount Gibson Iron, Ltd............................. 65,404   43,790
#   Myer Holdings, Ltd................................. 44,787   93,514
    Navitas, Ltd....................................... 19,169   87,272
    New Hope Corp., Ltd................................  4,268   11,788
#   NIB Holdings, Ltd.................................. 27,676   83,091
#   Northern Star Resources, Ltd....................... 63,127   99,878
#   NRW Holdings, Ltd.................................. 16,092   15,938
    Nufarm, Ltd........................................ 20,029   80,048
    Oakton, Ltd........................................  7,474    9,757
#*  Orocobre, Ltd......................................  7,187   17,447
    OZ Minerals, Ltd................................... 24,231  103,013
    Pacific Brands, Ltd................................ 98,336   51,197
#*  Paladin Energy, Ltd................................ 45,144   15,439
    PanAust, Ltd....................................... 15,632   32,393
*   Panoramic Resources, Ltd...........................  8,860    8,166
*   Peet, Ltd.......................................... 17,816   22,346
    Perpetual, Ltd.....................................  2,899  130,034
*   Perseus Mining, Ltd................................ 28,599   11,327
#*  Pharmaxis, Ltd..................................... 18,394    1,138
#*  Platinum Australia, Ltd............................ 23,193      129
*   PMP, Ltd........................................... 17,571    7,627
    Premier Investments, Ltd...........................  8,397   75,227
    Primary Health Care, Ltd........................... 40,299  180,193
    Prime Media Group, Ltd.............................  5,377    5,110
    Programmed Maintenance Services, Ltd...............  4,827   12,612
*   Qantas Airways, Ltd................................ 35,785   43,848
#   Qube Holdings, Ltd................................. 27,287   56,737
#*  Ramelius Resources, Ltd............................ 16,758    1,020
    RCR Tomlinson, Ltd................................. 10,693   28,990
#   Reckon, Ltd........................................  1,448    2,767
*   Red Fork Energy, Ltd...............................  6,630      600
#   Regis Resources, Ltd............................... 22,571   36,335
#   Reject Shop, Ltd. (The)............................  1,897   16,916
#*  Resolute Mining, Ltd............................... 79,046   43,074
#   Retail Food Group, Ltd............................. 13,321   57,610
*   Rex Minerals, Ltd..................................  7,834    3,150
    Ridley Corp., Ltd.................................. 33,330   25,482
*   Roc Oil Co., Ltd................................... 66,001   37,835
    SAI Global, Ltd.................................... 17,990   81,072
    Salmat, Ltd........................................  3,642    5,880
*   Samson Oil & Gas, Ltd.............................. 76,724    1,497
*   Sandfire Resources NL.............................. 10,113   59,747
#*  Saracen Mineral Holdings, Ltd...................... 36,822   14,823
    Select Harvests, Ltd...............................  3,697   18,070

                                     1552

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
#*  Senex Energy, Ltd..................................  69,792 $   43,571
#   Servcorp, Ltd......................................   1,569      7,193
*   Service Stream, Ltd................................  25,993      4,742
    Seven West Media, Ltd..............................  46,666     87,663
    Sigma Pharmaceuticals, Ltd......................... 129,270     93,426
*   Silex Systems, Ltd.................................   1,112        652
*   Silver Lake Resources, Ltd.........................  25,841     10,901
#*  Sims Metal Management, Ltd.........................  13,980    153,203
    Sirtex Medical, Ltd................................   4,652     80,678
    Skilled Group, Ltd.................................  14,670     34,362
#   Slater & Gordon, Ltd...............................   6,880     31,637
#   SMS Management & Technology, Ltd...................   6,207     23,620
#   Southern Cross Media Group, Ltd....................  67,418     74,834
#   Spark Infrastructure Group.........................  91,198    158,913
    Specialty Fashion Group, Ltd.......................  19,600     16,781
#*  St Barbara, Ltd....................................  26,761      2,685
    STW Communications Group, Ltd......................  29,890     40,796
*   Sundance Energy Australia, Ltd.....................  47,232     59,493
    Sunland Group, Ltd.................................  14,139     21,633
    Super Retail Group, Ltd............................  11,908    103,691
    Tabcorp Holdings, Ltd..............................  37,428    120,941
#*  Tap Oil, Ltd.......................................  20,587     11,434
    Tassal Group, Ltd..................................  11,741     43,460
    Technology One, Ltd................................  23,020     59,952
#*  Ten Network Holdings, Ltd.......................... 186,849     48,876
    TFS Corp., Ltd.....................................  22,201     35,616
*   Tiger Resources, Ltd............................... 103,721     30,510
    Tox Free Solutions, Ltd............................   8,871     26,807
*   Transfield Services, Ltd...........................  57,764     71,729
*   Transpacific Industries Group, Ltd................. 112,016    111,422
    Treasury Wine Estates, Ltd.........................   7,763     35,574
*   Troy Resources, Ltd................................   2,843      2,092
#   UGL, Ltd...........................................   8,011     51,420
    UXC, Ltd...........................................  17,099     12,335
    Village Roadshow, Ltd..............................  10,695     77,013
    Virgin Australia Holdings, Ltd. (ACI01NXR8)........ 110,192         --
*   Virgin Australia Holdings, Ltd. (B43DQC7).......... 149,153     55,907
#   Vocus Communications, Ltd..........................   4,713     22,231
    Watpac, Ltd........................................   6,412      5,138
    Western Areas, Ltd.................................  13,924     64,316
#*  White Energy Co., Ltd..............................   9,723      1,666
#*  Whitehaven Coal, Ltd...............................  10,803     16,850
    Wide Bay Australia, Ltd............................     777      4,049
#   Wotif.com Holdings, Ltd............................   5,438     16,697
                                                                ----------
TOTAL AUSTRALIA........................................          8,397,931
                                                                ----------
AUSTRIA -- (0.8%)
    Agrana Beteiligungs AG.............................     319     36,428
    Atrium European Real Estate, Ltd...................  11,257     62,835
    Austria Technologie & Systemtechnik AG.............   1,819     21,004
*   BUWOG AG...........................................     358      6,893
#   Conwert Immobilien Invest SE.......................   5,431     66,609
    EVN AG.............................................   2,083     28,825

                                     1553

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    Flughafen Wien AG..................................    669 $   62,761
    IMMOFINANZ AG......................................  7,160     22,579
    Kapsch TrafficCom AG...............................    127      4,988
    Lenzing AG.........................................    646     37,743
    Mayr Melnhof Karton AG.............................    840    100,138
    Oberbank AG........................................  1,045     70,025
    Oesterreichische Post AG...........................  1,954     91,612
    Palfinger AG.......................................    904     28,011
#   RHI AG.............................................  2,079     64,489
    S IMMO AG..........................................  2,718     21,638
    Schoeller-Bleckmann Oilfield Equipment AG..........    838     99,667
    Semperit AG Holding................................    778     43,340
#   Strabag SE.........................................  1,012     27,126
    UNIQA Insurance Group AG...........................  7,858     98,432
#   Wienerberger AG....................................  9,089    136,420
#   Zumtobel AG........................................  2,862     58,829
                                                               ----------
TOTAL AUSTRIA..........................................         1,190,392
                                                               ----------
BELGIUM -- (1.2%)
*   Ablynx NV..........................................  4,354     51,251
    Ackermans & van Haaren NV..........................  2,145    259,864
*   AGFA-Gevaert NV.................................... 15,370     45,919
    Arseus NV..........................................  1,959    105,702
    Banque Nationale de Belgique.......................     20     92,711
    Barco NV...........................................  1,156     85,160
#   Cie d'Entreprises CFE..............................    616     60,414
*   Cie Immobiliere de Belgique SA.....................    200     11,327
    Cie Maritime Belge SA..............................  1,500     35,111
    D'ieteren SA.......................................  2,276     96,024
    Deceuninck NV......................................  6,500     16,329
#   Econocom Group.....................................  7,084     64,488
    Elia System Operator SA............................  2,024     98,528
*   Euronav NV.........................................  5,398     65,293
#   EVS Broadcast Equipment SA.........................  1,309     66,983
    Exmar NV...........................................  2,768     42,725
*   Ion Beam Applications..............................  1,765     26,588
    Kinepolis Group NV.................................  2,000     77,629
    Lotus Bakeries.....................................      6      7,608
    Melexis NV.........................................  2,002     92,599
*   Mobistar SA........................................  2,853     56,860
#   NV Bekaert SA......................................  3,021    112,917
#   Nyrstar NV......................................... 12,195     50,349
    Recticel SA........................................  1,421     13,587
*   Roularta Media Group NV............................    455      7,906
    Sipef SA...........................................    540     43,646
*   Tessenderlo Chemie NV..............................  2,881     83,360
#*  ThromboGenics NV...................................  2,924     35,747
    Van de Velde NV....................................    393     20,771

                                     1554

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
*   Viohalco SA........................................  9,200 $   52,744
                                                               ----------
TOTAL BELGIUM..........................................         1,880,140
                                                               ----------
CANADA -- (9.0%)
*   5N Plus, Inc.......................................  2,300      7,974
    Absolute Software Corp.............................  2,400     14,748
#   Acadian Timber Corp................................    500      6,058
*   Advantage Oil & Gas, Ltd........................... 12,979     69,397
    Aecon Group, Inc...................................  5,091     76,621
#   AG Growth International, Inc.......................  1,006     44,997
    AGF Management, Ltd. Class B.......................  7,733     83,830
#*  Ainsworth Lumber Co., Ltd..........................  5,800     14,256
*   Air Canada Class A.................................  3,900     34,230
    Akita Drilling, Ltd. Class A.......................  1,200     17,906
    Alacer Gold Corp................................... 10,187     23,264
    Alamos Gold, Inc...................................  8,069     71,784
#   Alaris Royalty Corp................................    900     26,075
#*  Alexco Resource Corp...............................  2,700      2,773
#   Algonquin Power & Utilities Corp................... 11,549     85,901
    Alliance Grain Traders, Inc........................  1,730     33,177
*   Altius Minerals Corp...............................  1,000     13,473
#   Altus Group, Ltd...................................  2,300     47,462
#*  Argonaut Gold, Inc.................................  9,592     35,013
*   Asanko Gold, Inc...................................  2,901      7,051
*   Athabasca Oil Corp................................. 13,445     76,821
*   ATS Automation Tooling Systems, Inc................  6,360     86,503
    AuRico Gold, Inc................................... 18,382     75,527
    AutoCanada, Inc....................................  1,300     86,416
#*  Avigilon Corp......................................  1,700     39,618
    Axia NetMedia Corp.................................  4,000      9,648
#*  B2Gold Corp........................................ 45,718    118,242
    Badger Daylighting, Ltd............................  1,800     52,695
#*  Ballard Power Systems, Inc.........................  3,700     14,693
*   Bankers Petroleum, Ltd............................. 24,596    138,957
*   Bellatrix Exploration, Ltd......................... 11,156     82,569
#*  Birchcliff Energy, Ltd.............................  7,200     71,911
#   Bird Construction, Inc.............................  3,138     38,363
#   Black Diamond Group, Ltd...........................  2,510     67,472
#*  BlackPearl Resources, Inc.......................... 31,370     61,857
#   BMTC Group, Inc. Class A...........................    850     10,738
*   BNK Petroleum, Inc.................................  3,400      4,054
#   Bonavista Energy Corp..............................  9,378    121,273
#   Bonterra Energy Corp...............................  1,261     69,784
    Boralex, Inc. Class A..............................  2,200     27,683
*   Brookfield Residential Properties, Inc.............  3,570     65,909
    Calfrac Well Services, Ltd.........................  5,244    100,277
*   Calvalley Petroleum, Inc. Class A..................  2,013      2,732
#   Canaccord Genuity Group, Inc.......................  9,250    107,571
*   Canacol Energy, Ltd................................  8,550     55,283
#   Canadian Energy Services & Technology Corp......... 14,133    123,008
    Canadian Western Bank..............................  3,569    136,233
    Canam Group, Inc. Class A..........................  3,600     44,012
    CanElson Drilling, Inc.............................  7,191     50,387

                                     1555

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Canexus Corp.......................................  7,454 $ 32,267
*   Canfor Corp........................................  3,167   67,067
    Canfor Pulp Products, Inc..........................  3,143   33,928
    Canyon Services Group, Inc.........................  5,900   84,846
#   Capital Power Corp.................................  6,280  152,687
#   Capstone Infrastructure Corp....................... 10,094   41,104
*   Capstone Mining Corp............................... 22,812   61,091
    Cascades, Inc......................................  3,900   23,822
    Cathedral Energy Services, Ltd.....................    511    2,015
    CCL Industries, Inc. Class B.......................  1,500  148,494
*   Celestica, Inc..................................... 20,200  216,756
    Centerra Gold, Inc................................. 13,811   71,819
*   Cequence Energy, Ltd............................... 13,468   26,186
#*  China Gold International Resources Corp., Ltd......  9,700   28,468
*   Chinook Energy, Inc................................  6,624   13,365
#   Cineplex, Inc......................................  3,352  119,834
    Cogeco Cable, Inc..................................  1,000   55,597
    Cogeco, Inc........................................    400   19,847
    COM DEV International, Ltd.........................  4,500   17,045
    Computer Modelling Group, Ltd......................  5,362   65,651
*   Connacher Oil and Gas, Ltd......................... 18,200    3,672
    Contrans Group, Inc. Class A.......................  1,122   15,538
#*  Copper Mountain Mining Corp........................ 12,235   30,858
    Corby Spirit and Wine, Ltd.........................    900   17,499
#*  Corridor Resources, Inc............................  2,900    5,293
#   Corus Entertainment, Inc. Class B..................  6,544  144,642
    Cott Corp..........................................  9,010   61,480
*   Crew Energy, Inc...................................  7,852   70,789
*   Crocotta Energy, Inc...............................  5,845   24,391
*   DeeThree Exploration, Ltd..........................  9,700  101,951
*   Delphi Energy Corp................................. 16,088   58,577
*   Denison Mines Corp................................. 20,344   27,054
*   Descartes Systems Group, Inc. (The)................  5,100   68,711
    DH Corp............................................  5,466  165,181
#   DirectCash Payments, Inc...........................    100    1,336
*   Dominion Diamond Corp..............................  6,354   89,102
    Dorel Industries, Inc. Class B.....................  2,700   95,039
#*  DragonWave, Inc....................................  1,751    2,618
*   Duluth Metals, Ltd.................................  6,500    2,921
*   Dundee Precious Metals, Inc........................  5,755   27,288
    E-L Financial Corp., Ltd...........................    104   66,959
#*  Eastern Platinum, Ltd..............................  3,990    3,659
#   Enbridge Income Fund Holdings, Inc.................  4,695  126,423
*   Endeavour Mining Corp.............................. 18,313   14,444
*   Endeavour Silver Corp..............................  7,916   46,755
    Enerflex, Ltd......................................  3,109   52,636
#*  Energy Fuels, Inc..................................    331    2,577
    Enghouse Systems, Ltd..............................  1,500   46,375
    Ensign Energy Services, Inc........................  8,200  131,985
    Equitable Group, Inc...............................    400   24,381
*   Essential Energy Services Trust.................... 11,693   24,558
    Evertz Technologies, Ltd...........................  3,700   59,011
*   Excellon Resources, Inc............................  1,910    2,470

                                     1556

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Exchange Income Corp...............................    743 $ 11,727
#   Extendicare, Inc...................................  9,010   61,728
*   First Majestic Silver Corp.........................  7,600   80,646
    FirstService Corp..................................  2,646  147,425
*   Forsys Metals Corp.................................  2,500      837
#*  Fortress Paper, Ltd. Class A.......................    500    1,284
*   Fortuna Silver Mines, Inc.......................... 15,900   86,474
#*  Fortune Bay Corp...................................  1,164      331
    Glacier Media, Inc.................................  1,800    2,311
    Gluskin Sheff + Associates, Inc....................  1,900   55,553
*   GLV, Inc. Class A..................................    781    2,364
    GMP Capital, Inc...................................  2,541   18,923
#*  Golden Star Resources, Ltd......................... 13,100    7,089
*   Gran Tierra Energy, Inc............................ 18,587  123,248
*   Great Canadian Gaming Corp.........................  5,600   81,097
#*  Great Panther Silver, Ltd..........................  9,200   12,150
#*  Guyana Goldfields, Inc.............................  3,229    9,240
*   Heroux-Devtek, Inc.................................  2,400   23,574
#   Home Capital Group, Inc............................  3,700  176,118
    Horizon North Logistics, Inc.......................  8,717   47,648
    HudBay Minerals, Inc............................... 12,631  135,653
#*  Imax Corp..........................................  4,384  115,154
*   Imperial Metals Corp...............................  5,000   76,627
*   Imris, Inc.........................................  1,500    1,362
#   Innergex Renewable Energy, Inc.....................  4,910   47,283
*   Interfor Corp......................................  5,200   71,441
#*  International Tower Hill Mines, Ltd................  1,260      924
    Intertape Polymer Group, Inc.......................  4,444   57,061
#*  Ithaca Energy, Inc................................. 23,728   53,534
#*  Ivanhoe Energy, Inc................................  3,367      803
#   Just Energy Group, Inc............................. 10,855   58,738
*   Kelt Exploration, Ltd..............................  1,500   17,692
#   Killam Properties, Inc.............................  5,329   50,585
*   Kingsway Financial Services, Inc...................    600    3,841
#*  Kirkland Lake Gold, Inc............................  5,200   18,075
*   Knight Therapeutics, Inc...........................    787    3,703
#*  Lake Shore Gold Corp............................... 34,900   38,410
    Laurentian Bank of Canada..........................  3,100  146,563
*   Le Chateau, Inc. Class A...........................  1,200    1,651
*   Legacy Oil + Gas, Inc.............................. 16,233  122,825
#   Leisureworld Senior Care Corp......................  1,171   13,843
#   Leon's Furniture, Ltd..............................  2,400   31,938
#   Lightstream Resources, Ltd......................... 14,201   93,773
    Linamar Corp.......................................  3,193  173,831
#   Liquor Stores N.A., Ltd............................    966   10,064
#   Long Run Exploration, Ltd..........................  9,111   45,958
    Lucara Diamond Corp................................ 25,900   60,810
    MacDonald Dettwiler & Associates, Ltd..............  1,400  104,620
    Major Drilling Group International, Inc............  6,773   55,844
    Manitoba Telecom Services, Inc.....................  1,732   49,847
    Maple Leaf Foods, Inc..............................  7,600  137,105
    Martinrea International, Inc.......................  5,233   61,576
#*  Maxim Power Corp...................................  1,300    3,803

                                     1557

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Medical Facilities Corp............................  3,200 $ 49,687
*   Mercator Minerals, Ltd.............................  8,400      424
*   Mitel Networks Corp................................  2,880   31,881
#*  Mood Media Corp....................................  7,900    4,057
#   Morneau Shepell, Inc...............................  3,901   60,249
    MTY Food Group, Inc................................  1,000   30,330
#   Mullen Group, Ltd..................................  6,351  162,568
#*  Nautilus Minerals, Inc.............................  5,100    2,432
    Nevsun Resources, Ltd.............................. 16,235   61,643
#   New Flyer Industries, Inc..........................  5,010   59,503
    Newalta Corp.......................................  3,453   66,536
#*  Niko Resources, Ltd................................  1,800    3,269
    Norbord, Inc.......................................  1,690   35,169
*   Nordion, Inc.......................................  8,500  110,153
    North American Energy Partners, Inc................  1,500   10,909
#*  North American Palladium, Ltd......................  5,795    1,568
    North West Co., Inc. (The).........................  4,181   92,029
#*  Northern Dynasty Minerals, Ltd.....................  2,375    1,873
#   Northland Power, Inc...............................  6,054   97,777
#*  Novagold Resources, Inc............................ 12,550   47,421
*   NuVista Energy, Ltd................................ 11,660  107,045
*   OceanaGold Corp.................................... 30,853   88,002
*   Osisko Gold Royalties, Ltd.........................    994   14,170
*   Painted Pony Petroleum, Ltd........................  4,934   52,356
    Pan American Silver Corp...........................  9,243  135,803
*   Parex Resources, Inc...............................  7,640   99,568
#   Parkland Fuel Corp.................................  3,959   74,761
#   Pason Systems, Inc.................................  5,800  147,826
*   Performance Sports Group, Ltd......................  2,972   48,245
#*  Perpetual Energy, Inc..............................  4,555    8,606
#   PHX Energy Services Corp...........................  3,600   50,648
*   Pilot Gold, Inc....................................  2,374    3,048
#*  Polymet Mining Corp................................ 10,894   12,789
#*  Poseidon Concepts Corp.............................  2,814        3
#   Premium Brands Holdings Corp.......................  1,330   27,226
#*  Primero Mining Corp................................  9,204   70,484
    Progressive Waste Solutions, Ltd...................  2,959   74,277
*   QLT, Inc...........................................  5,800   34,682
#*  Questerre Energy Corp. Class A.....................  6,950    7,649
    Reitmans Canada, Ltd. Class A......................  4,500   24,845
#*  Resverlogix Corp...................................  1,300      924
    Richelieu Hardware, Ltd............................  1,000   47,040
#   Ritchie Bros Auctioneers, Inc......................  6,300  152,538
*   RMP Energy, Inc.................................... 11,827   85,149
#   Rogers Sugar, Inc..................................  5,100   21,189
#   RONA, Inc.......................................... 13,485  149,524
#*  Rubicon Minerals Corp..............................  8,300   12,256
#   Russel Metals, Inc.................................  6,400  206,789
#*  Sabina Gold & Silver Corp..........................  5,619    4,535
#*  San Gold Corp...................................... 10,700    1,276
#*  Sandstorm Gold, Ltd................................  7,400   49,815
*   Sandvine Corp...................................... 13,900   45,639
#   Savanna Energy Services Corp....................... 10,182   74,426

                                     1558

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Scorpio Mining Corp................................  6,390 $  1,846
    Secure Energy Services, Inc........................  3,394   71,811
#   SEMAFO, Inc........................................ 18,100   78,187
    ShawCor, Ltd.......................................  1,961   99,259
    Sherritt International Corp........................ 22,637   93,010
*   Shore Gold, Inc.................................... 15,000    4,196
#*  Sierra Wireless, Inc...............................  4,000   76,012
#*  Silver Standard Resources, Inc.....................  6,506   59,729
#*  Southern Pacific Resource Corp..................... 28,100    4,510
*   SouthGobi Resources, Ltd...........................  9,305    4,950
    Sprott Resource Corp...............................  6,554   19,295
#   Sprott, Inc........................................ 12,583   34,044
#   Spyglass Resources Corp............................    683    1,033
*   St Andrew Goldfields, Ltd.......................... 13,300    3,659
    Stantec, Inc.......................................  3,000  190,343
    Stella-Jones, Inc..................................  2,800   69,336
    Stuart Olson, Inc..................................  1,045    9,555
#   Student Transportation, Inc........................  5,497   35,391
*   Sulliden Gold Corp., Ltd........................... 10,800   13,867
*   SunOpta, Inc.......................................  4,443   54,888
#   Superior Plus Corp.................................  9,714  124,014
#   Surge Energy, Inc..................................  8,985   70,044
#*  TAG Oil, Ltd.......................................  4,231    9,701
*   Taseko Mines, Ltd.................................. 16,000   36,832
*   Tembec, Inc........................................  1,115    3,242
*   Teranga Gold Corp..................................  1,000      669
*   Thompson Creek Metals Co., Inc..................... 14,933   41,361
    Timminco, Ltd......................................  6,400       16
*   Timmins Gold Corp..................................  6,306   11,625
    TMX Group, Ltd.....................................  1,244   65,363
    TORC Oil & Gas, Ltd................................  5,006   61,019
    Toromont Industries, Ltd...........................  4,609  110,115
#   Torstar Corp. Class B..............................  4,700   32,588
    Total Energy Services, Inc.........................  1,737   34,649
#*  Touchstone Exploration, Inc........................  3,130    2,641
#   Transcontinental, Inc. Class A.....................  6,505   82,987
    TransForce, Inc....................................  4,951  125,188
    TransGlobe Energy Corp.............................  6,000   37,419
#   Trican Well Service, Ltd........................... 11,624  167,801
    Trinidad Drilling, Ltd............................. 10,700  103,433
*   TVA Group, Inc. Class B............................  1,200    9,707
#   Twin Butte Energy, Ltd............................. 24,297   36,991
*   Uex Corp...........................................  6,400    2,612
    Uni-Select, Inc....................................  1,100   28,187
    Valener, Inc.......................................  3,700   53,650
    Vicwest, Inc.......................................    400    3,812
*   Virginia Mines, Inc................................    215    2,465
#   Wajax Corp.........................................  1,263   39,951
    WaterFurnace Renewable Energy, Inc.................    300    8,370
*   Wesdome Gold Mines, Ltd............................  3,085    2,518
    Western Energy Services Corp.......................  4,624   44,444
#   Western Forest Products, Inc....................... 24,430   51,533
    Whistler Blackcomb Holdings, Inc...................  1,600   25,474

                                     1559

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
#   Whitecap Resources, Inc............................ 12,019 $   174,936
    Wi-Lan, Inc........................................ 10,900      34,989
    Winpak, Ltd........................................  2,400      61,632
    WSP Global, Inc....................................  3,517     117,895
*   Xtreme Drilling and Coil Services Corp.............  1,900       8,295
    Yamana Gold, Inc...................................     --           1
#   Zargon Oil & Gas, Ltd..............................  1,612      12,330
    Zenith Epigenetics Corp............................  1,300          97
                                                               -----------
TOTAL CANADA...........................................         13,997,120
                                                               -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  2,400       1,139
                                                               -----------
DENMARK -- (1.3%)
#   ALK-Abello A.S.....................................    529      75,981
*   Alm Brand A.S......................................  7,780      39,882
    Ambu A.S. Class B..................................    519      37,430
*   Auriga Industries A.S. Class B.....................    950      51,042
*   Bang & Olufsen A.S.................................  2,970      36,403
*   Bavarian Nordic A.S................................  1,311      26,848
#   D/S Norden A.S.....................................  1,594      48,815
    Dfds A.S...........................................    512      41,042
    East Asiatic Co., Ltd. A.S.........................  1,200      12,422
#   FLSmidth & Co. A.S.................................  2,302     117,752
*   Genmab A.S.........................................  2,656     106,107
    GN Store Nord A.S..................................  5,086     130,004
    H Lundbeck A.S.....................................  1,171      26,838
    IC Companys A.S....................................    310       9,895
*   Jyske Bank A.S.....................................  4,088     231,990
    NKT Holding A.S....................................  2,336     146,853
    Nordjyske Bank A.S.................................    422       9,729
*   Parken Sport & Entertainment A.S...................    400       5,584
    PER Aarsleff A.S. Class B..........................    150      28,754
    Ringkjoebing Landbobank A.S........................    346      72,563
    Rockwool International A.S. Class B................    427      71,201
*   Royal UNIBREW......................................    746     109,192
    Schouw & Co........................................  1,700      78,609
    SimCorp A.S........................................  2,680      86,819
    Solar A.S. Class B.................................    268      19,167
    Spar Nord Bank A.S.................................  6,407      69,637
#*  Sydbank A.S........................................  4,782     130,898
*   TK Development A.S.................................  5,947      10,023
*   Topdanmark A.S.....................................  5,080     156,648
    United International Enterprises...................    127      26,439
*   Vestjysk Bank A.S..................................    725       2,042
#*  Zealand Pharma A.S.................................     93       1,202
                                                               -----------
TOTAL DENMARK..........................................          2,017,811
                                                               -----------
FINLAND -- (2.3%)
    Afarak Group Oyj................................... 13,258       5,979
    Ahlstrom Oyj.......................................  1,260      13,419
    Alma Media Oyj.....................................  4,469      18,193
    Amer Sports Oyj....................................  9,945     195,858

                                     1560

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Aspo Oyj...........................................  2,685 $   21,391
    BasWare Oyj........................................    466     20,673
#   Cargotec Oyj.......................................  2,589     94,354
    Caverion Corp......................................  7,978     66,227
    Citycon Oyj........................................ 29,509    108,362
    Cramo Oyj..........................................  1,300     26,388
    Elektrobit Oyj.....................................  7,600     25,429
    Elisa Oyj..........................................  7,803    223,504
    F-Secure Oyj.......................................  5,200     18,743
*   Finnair Oyj........................................  6,835     26,144
*   Finnlines Oyj......................................  2,099     36,614
    Fiskars Oyj Abp....................................  3,740     90,982
    HKScan Oyj Class A.................................  1,550      7,764
    Huhtamaki Oyj......................................  9,505    253,056
    Kemira Oyj.........................................  9,436    128,400
    Kesko Oyj Class A..................................    203      7,424
    Kesko Oyj Class B..................................  4,446    169,096
#   Konecranes Oyj.....................................  3,400    110,473
    Lassila & Tikanoja Oyj.............................  2,281     42,949
*   Lemminkainen Oyj...................................    500      9,557
    Metsa Board Oyj.................................... 19,786     94,034
    Metso Oyj..........................................  3,218    126,235
    Munksjo Oyj........................................    697      7,406
#   Neste Oil Oyj......................................  8,097    149,428
    Olvi Oyj Class A...................................  1,278     42,777
*   Oriola-KD Oyj Class B..............................  3,288      9,818
    Orion Oyj Class A..................................  3,462    128,423
    Orion Oyj Class B..................................  6,039    223,891
#*  Outokumpu Oyj...................................... 15,264    123,747
#   Outotec Oyj........................................ 13,032    135,280
    PKC Group Oyj......................................  1,500     41,457
    Ponsse Oy..........................................  1,180     19,065
*   Poyry Oyj..........................................  3,314     17,725
    Raisio P.L.C. Class V..............................  6,990     38,538
    Ramirent Oyj.......................................  4,968     47,253
    Rapala VMC Oyj.....................................  1,900     13,206
    Rautaruukki Oy.....................................  8,019    122,654
    Sanoma Oyj.........................................  5,315     41,689
    Stockmann Oyj Abp(5462371).........................  1,299     18,580
#   Stockmann Oyj Abp(5462393).........................  2,495     35,720
*   Talvivaara Mining Co. P.L.C........................ 22,722      1,947
    Technopolis Oyj....................................  6,934     38,336
    Tieto Oyj..........................................  5,481    145,693
    Tikkurila Oyj......................................  2,692     68,031
    Uponor Oyj.........................................  4,079     62,849
    Vacon P.L.C........................................  1,650     61,102
    Vaisala Oyj Class A................................    700     20,509
#   YIT Oyj............................................  5,529     56,651
                                                               ----------
TOTAL FINLAND..........................................         3,613,023
                                                               ----------
FRANCE -- (3.9%)
#*  Air France-KLM..................................... 11,593    125,281
    ALBIOMA............................................  1,311     33,149

                                     1561

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Alten SA...........................................  2,004 $ 96,586
    Altran Technologies SA............................. 11,612  122,185
    April..............................................  1,417   31,703
    Assystem...........................................    808   23,189
    Axway Software SA..................................    500   13,040
*   Beneteau SA........................................  3,012   53,213
    BioMerieux.........................................  1,065  110,785
    Boiron SA..........................................    712   54,161
    Bonduelle S.C.A....................................  1,088   30,356
    Bongrain SA........................................    669   55,130
*   Cegedim SA.........................................     83    2,909
    Cegid Group........................................    250   10,089
*   Club Mediterranee SA...............................  2,223   64,697
    Derichebourg SA....................................  7,894   23,240
    Eiffage SA.........................................    763   49,458
    Electricite de Strasbourg SA.......................    132   19,463
#*  Eramet.............................................    444   55,410
    Esso SA Francaise..................................    197    8,966
*   Etablissements Maurel et Prom......................  6,624  100,701
    Euler Hermes Group.................................    353   41,196
    Eurofins Scientific SE.............................    514  153,253
    Faiveley Transport SA..............................    472   33,819
    Faurecia...........................................  4,387  155,189
    Fimalac............................................    506   39,937
*   GameLoft SE........................................  4,962   31,666
    Gaumont SA.........................................    129    6,571
    GL Events..........................................    619   14,511
    Groupe Crit........................................    450   27,235
#*  Groupe Steria SCA..................................  1,768   49,124
    Guerbet............................................    488   21,561
    Haulotte Group SA..................................  1,014   15,872
    Havas SA........................................... 23,582  184,550
#   Ingenico...........................................  2,397  242,486
    Interparfums SA....................................    471   15,272
    Ipsen SA...........................................  2,296  102,039
#   IPSOS..............................................  2,545   68,935
    Jacquet Metal Service..............................    672   13,907
#   Korian-Medica......................................  3,486  126,595
    Lagardere SCA......................................  6,425  191,270
    Laurent-Perrier....................................    195   18,163
    LISI...............................................    500   77,955
    Manitou BF SA......................................  1,600   26,737
    Manutan International..............................    508   27,531
    Mersen.............................................  1,047   29,626
    Metropole Television SA............................  4,736   86,873
    Montupet...........................................    764   47,498
#   Naturex............................................    484   40,860
    Neopost SA.........................................  3,793  266,317
*   Nexans SA..........................................  2,550  116,140
    Nexity SA..........................................  2,323   88,052
    Norbert Dentressangle SA...........................    322   47,288
*   NRJ Group..........................................  2,200   21,144
#*  Orco Property Group SA.............................  4,471    2,626

                                     1562

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Orpea..............................................  2,694 $  176,346
*   Parrot SA..........................................    570     13,155
*   Peugeot SA......................................... 13,023    194,238
*   Pierre & Vacances SA...............................    387     14,470
    Plastic Omnium SA..................................  4,089    108,310
    Rallye SA..........................................  1,707     85,649
#*  Recylex SA.........................................  1,500      4,796
    Remy Cointreau SA..................................  1,337    109,390
#   Rubis SCA..........................................  3,116    187,090
    Saft Groupe SA.....................................  2,527     93,101
    Samse SA...........................................    132     17,634
    Sartorius Stedim Biotech...........................    306     52,865
    Schneider Electric SE..............................     --         32
    SEB SA.............................................  1,029     83,414
    Societe d'Edition de Canal +.......................  4,537     36,934
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................    210     12,195
    Societe Television Francaise 1.....................  8,353    123,197
#*  SOITEC............................................. 23,083     70,431
*   Solocal Group...................................... 49,479     40,428
    Somfy SA...........................................    212     70,866
    Sopra Group SA.....................................    500     54,058
    Stallergenes SA....................................    209     15,472
#*  Ste Industrielle d'Aviation Latecoere SA...........    468      6,814
    Stef SA............................................    287     20,247
    Synergie SA........................................    659     15,693
*   Technicolor SA..................................... 21,266    153,835
    Teleperformance....................................  4,525    314,391
    TFF Group..........................................     12      1,005
*   Theolia SA.........................................  1,674      2,544
    Thermador Groupe...................................     40      4,172
    Total Gabon........................................     25     13,663
*   Trigano SA.........................................  1,363     34,415
*   UBISOFT Entertainment..............................  8,018    134,162
*   Valneva SE.........................................    927      6,286
    Vicat..............................................  1,207     96,063
    VIEL & Cie SA......................................  4,111     11,461
#   Vilmorin & Cie SA..................................    378     44,500
    Virbac SA..........................................    328     70,247
    VM Materiaux SA....................................    186      7,117
                                                               ----------
TOTAL FRANCE...........................................         6,016,195
                                                               ----------
GERMANY -- (4.4%)
    Aareal Bank AG.....................................  4,482    190,080
*   ADVA Optical Networking SE.........................  1,887      6,998
*   Aixtron SE.........................................  8,383    113,116
    Amadeus Fire AG....................................    305     21,748
    Aurubis AG.........................................  3,300    160,244
#   Balda AG...........................................    916      3,572
*   Bauer AG...........................................    422      9,151
    BayWa AG...........................................  1,086     53,931
    Bechtle AG.........................................  1,649    127,957
    Bertrandt AG.......................................    316     39,464
#   Bijou Brigitte AG..................................    274     21,185

                                     1563

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Biotest AG.........................................    393 $ 42,190
    Borussia Dortmund GmbH & Co. KGaA..................  5,999   39,333
    CANCOM SE..........................................  1,419   65,756
    Carl Zeiss Meditec AG..............................  2,614   77,499
    CAT Oil AG.........................................  1,950   37,271
    Celesio AG.........................................  6,779  231,899
    CENTROTEC Sustainable AG...........................  1,248   26,679
    Cewe Stiftung & Co. KGAA...........................    476   32,126
    Comdirect Bank AG..................................  2,500   25,865
    CompuGroup Medical AG..............................  2,314   57,566
*   Constantin Medien AG...............................  3,300    5,547
    CTS Eventim AG & Co., KGaA.........................  2,824   82,627
    Delticom AG........................................    212    7,614
    Deutsche Wohnen AG................................. 19,652  425,209
    Deutz AG...........................................  7,018   49,499
*   Dialog Semiconductor P.L.C.........................  4,334  131,810
    DMG MORI SEIKI AG..................................  5,368  163,970
#   Drillisch AG.......................................  3,457  129,416
    Duerr AG...........................................  1,674  127,518
    ElringKlinger AG...................................  2,610   94,150
    Fielmann AG........................................    206   26,007
    Freenet AG.........................................  7,467  197,028
*   GAGFAH SA..........................................  2,491   43,660
    Gerresheimer AG....................................  1,899  131,088
    Gerry Weber International AG.......................  1,926   87,640
    Gesco AG...........................................    111   10,848
#   GFK SE.............................................  1,560   70,715
    Grammer AG.........................................    863   42,209
#   Grenkeleasing AG...................................    327   33,925
    Hamburger Hafen und Logistik AG....................  2,121   54,644
#*  Heidelberger Druckmaschinen AG..................... 27,925   91,285
    Indus Holding AG...................................  1,966  103,320
#   Isra Vision AG.....................................    280   17,477
    Jenoptik AG........................................  5,015   66,519
*   Kloeckner & Co. SE.................................  8,318  108,192
*   Koenig & Bauer AG..................................  1,126   15,477
*   Kontron AG.........................................  2,224   14,020
    Krones AG..........................................  1,381  133,820
    KSB AG.............................................     31   20,905
#   KUKA AG............................................  2,397  132,926
    KWS Saat AG........................................    150   52,776
    Leoni AG...........................................  2,315  158,207
    LPKF Laser & Electronics AG........................  1,968   34,855
#*  Manz AG............................................    281   25,998
    MLP AG.............................................  3,534   23,602
*   Morphosys AG.......................................    407   38,943
    MTU Aero Engines AG................................  1,904  163,802
#   MVV Energie AG.....................................    485   15,308
    Nemetschek AG......................................    707   71,175
*   Nordex SE..........................................  5,275   95,905
    Norma Group SE.....................................  2,295  113,070
*   Osram Licht AG.....................................  1,156   46,695
*   Patrizia Immobilien AG.............................  2,241   24,988

                                     1564

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Pfeiffer Vacuum Technology AG......................     841 $   83,501
#   PNE Wind AG........................................   4,418     17,048
#   QSC AG.............................................   8,683     35,013
    Rational AG........................................     151     49,023
    Rheinmetall AG.....................................   3,691    223,718
    Rhoen Klinikum AG..................................   8,742    271,104
    SAF-Holland SA.....................................   4,399     60,646
    Salzgitter AG......................................   2,550     94,940
    Schaltbau Holding AG...............................     277     18,549
#*  SGL Carbon SE......................................   2,674     85,860
*   Singulus Technologies AG...........................     831      2,379
    Sixt SE............................................   1,800     63,111
#*  SMA Solar Technology AG............................   1,123     30,253
    Software AG........................................   3,562     89,112
*   Solarworld AG......................................      26        513
    Stada Arzneimittel AG..............................   5,765    238,071
    Stroeer Media AG...................................   2,406     50,692
*   Suss Microtec AG...................................     651      7,236
    TAG Immobilien AG..................................   4,348     52,995
    Takkt AG...........................................   1,500     25,072
    Technotrans AG.....................................     637      6,692
    Tipp24 SE..........................................     472     22,823
#*  Tom Tailor Holding AG..............................     856     16,595
#   TUI AG.............................................  11,176    157,740
    Vossloh AG.........................................     727     52,860
#   VTG AG.............................................     287      5,899
    Wacker Neuson SE...................................   2,250     49,337
    Wincor Nixdorf AG..................................   2,263    114,968
    XING AG............................................      88      9,508
                                                                ----------
TOTAL GERMANY..........................................          6,803,277
                                                                ----------
GREECE -- (0.0%)
*   Bank of Cyprus PCL.................................  72,063         --
*   National Bank of Greece SA.........................       1          2
                                                                ----------
TOTAL GREECE...........................................                  2
                                                                ----------
HONG KONG -- (2.6%)
    Alco Holdings, Ltd.................................  68,000     12,731
    Allied Group, Ltd..................................  17,600     77,977
    Allied Properties HK, Ltd.......................... 219,416     44,775
*   Apac Resources, Ltd................................  43,796      1,019
    APT Satellite Holdings, Ltd........................  29,000     42,750
    Asia Financial Holdings, Ltd.......................  54,874     23,750
    Asia Satellite Telecommunications Holdings, Ltd....  11,500     39,999
    Asia Standard International Group, Ltd.............  24,940      6,820
    Associated International Hotels, Ltd...............  28,000     84,276
    Bonjour Holdings, Ltd..............................  61,600      9,399
*   Brightoil Petroleum Holdings, Ltd.................. 214,000     65,352
#*  Brockman Mining, Ltd............................... 256,330     12,911
    Cafe de Coral Holdings, Ltd........................  16,000     57,016
    Century City International Holdings, Ltd...........  43,340      3,458
    Champion Technology Holdings, Ltd..................  88,591      2,210

                                     1565

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (Continued)
    Chen Hsong Holdings................................    30,000 $  8,896
    Chevalier International Holdings, Ltd..............     4,000    6,655
*   China Daye Non-Ferrous Metals Mining, Ltd..........   216,000    4,723
    China Electronics Corp. Holdings Co., Ltd..........    68,000   14,593
*   China Energy Development Holdings, Ltd.............   162,000    5,053
*   China Strategic Holdings, Ltd......................   245,000    5,948
    China-Hongkong Photo Products Holdings, Ltd........    90,000    6,560
    Chong Hing Bank, Ltd...............................     4,340    8,172
    Chow Sang Sang Holdings International, Ltd.........    19,000   49,318
    CITIC Telecom International Holdings, Ltd..........   139,000   49,843
    CK Life Sciences International Holdings, Inc.......   152,000   15,069
*   CP Lotus Corp......................................   290,000    7,189
    Cross-Harbour Holdings, Ltd. (The).................    30,658   25,866
    CSI Properties, Ltd................................    89,543    3,798
*   CST Mining Group, Ltd.............................. 1,088,000    7,417
    Dah Sing Banking Group, Ltd........................    38,528   68,888
    Dah Sing Financial Holdings, Ltd...................    17,006   96,612
    Dickson Concepts International, Ltd................    14,500    8,223
    EganaGoldpfeil Holdings, Ltd.......................    85,130       --
    Emperor Entertainment Hotel, Ltd...................    40,000   13,929
    Emperor International Holdings, Ltd................   100,333   25,699
    Emperor Watch & Jewellery, Ltd.....................   210,000   13,417
*   EPI Holdings, Ltd..................................       713       18
    Esprit Holdings, Ltd...............................   130,050  204,156
    Far East Consortium International, Ltd.............    48,560   18,490
    Fountain SET Holdings, Ltd.........................    28,000    3,631
*   G-Resources Group, Ltd............................. 1,911,000   54,820
    Get Nice Holdings, Ltd.............................   150,000    7,213
#   Giordano International, Ltd........................    86,000   50,313
    Glorious Sun Enterprises, Ltd......................    48,000   10,705
#*  Goldin Financial Holdings, Ltd.....................    60,000   23,841
#*  Goldin Properties Holdings, Ltd....................    42,000   22,295
*   Grande Holdings, Ltd. (The)........................    28,000      278
#   Guotai Junan International Holdings, Ltd...........     4,000    2,969
#   Haitong International Securities Group, Ltd........    54,115   31,137
    Harbour Centre Development, Ltd....................    13,500   24,559
    HKR International, Ltd.............................    37,733   17,804
    Hong Kong Aircraft Engineering Co., Ltd............     2,400   27,759
    Hong Kong Ferry Holdings Co., Ltd..................    12,000   12,491
*   Hong Kong Television Network, Ltd..................    32,239   10,854
    Hongkong & Shanghai Hotels (The)...................     2,000    2,851
    Hongkong Chinese, Ltd..............................    90,000   20,267
    Hopewell Holdings, Ltd.............................    42,166  146,455
    Hung Hing Printing Group, Ltd......................    29,815    4,272
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   118,000   50,636
    IT, Ltd............................................    54,000   19,901
    Johnson Electric Holdings, Ltd.....................    27,375  105,967
    K Wah International Holdings, Ltd..................    90,839   66,209
*   King Stone Energy Group, Ltd.......................    59,000    1,971
    Kingston Financial Group, Ltd......................   148,000   16,508
    Kowloon Development Co., Ltd.......................    28,000   33,957
#   L'Occitane International SA........................    35,750   91,868
*   Lai Sun Development Co., Ltd.......................   885,416   22,230

                                     1566

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Lifestyle International Holdings, Ltd..............  32,000 $ 62,504
    Lippo China Resources, Ltd......................... 586,000   29,437
    Liu Chong Hing Investment, Ltd.....................  18,000   23,590
    Luk Fook Holdings International, Ltd...............  20,000   61,989
    Lung Kee Bermuda Holdings..........................  26,000    9,046
    Magnificent Estates................................ 336,000   16,805
    Man Wah Holdings, Ltd..............................  17,600   25,952
*   Mei Ah Entertainment Group, Ltd.................... 340,000   36,914
#*  Midland Holdings, Ltd..............................  60,000   32,424
    Ming Fai International Holdings, Ltd...............  44,000    4,351
*   Ming Fung Jewellery Group, Ltd..................... 150,000    1,521
    Miramar Hotel & Investment.........................  20,000   25,035
#*  Mongolian Mining Corp..............................  68,500    4,838
    NagaCorp, Ltd......................................  92,000   80,512
*   Neo-Neon Holdings, Ltd.............................  25,000    5,064
*   New Times Energy Corp., Ltd........................  23,200    1,144
#   Newocean Energy Holdings, Ltd...................... 110,000   75,189
*   Next Media, Ltd....................................  38,000    4,991
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................. 115,000    8,460
    Orient Overseas International, Ltd.................  17,000   90,558
    Oriental Watch Holdings............................  14,000    3,416
    Pacific Andes International Holdings, Ltd..........  84,000    3,287
    Pacific Basin Shipping, Ltd........................ 117,000   70,477
    Pacific Textiles Holdings, Ltd.....................  29,000   36,306
    Paliburg Holdings, Ltd.............................  26,000    9,089
#   Paradise Entertainment, Ltd........................  40,000   28,037
    PCCW, Ltd.......................................... 189,945  116,055
    Pico Far East Holdings, Ltd........................  96,000   22,158
    Playmates Toys, Ltd................................  60,000   26,300
    Polytec Asset Holdings, Ltd........................  30,000    4,644
    Public Financial Holdings, Ltd.....................  24,000   11,441
    PYI Corp., Ltd..................................... 169,839    3,981
    Regal Hotels International Holdings, Ltd...........  29,000   17,252
#   SA SA International Holdings, Ltd.................. 110,000   87,709
    SEA Holdings, Ltd..................................  38,000   23,749
*   Shun Tak Holdings, Ltd............................. 130,000   66,327
    Sing Tao News Corp., Ltd...........................  14,000    1,933
    Singamas Container Holdings, Ltd................... 132,000   25,348
#   SmarTone Telecommunications Holdings, Ltd..........  34,000   49,454
*   SOCAM Development, Ltd.............................  12,127   11,532
*   Solomon Systech International, Ltd.................  58,000    3,081
    Soundwill Holdings, Ltd............................   4,000    7,210
    Stella International Holdings, Ltd.................  31,000   86,596
    Sun Hung Kai & Co., Ltd............................  50,464   43,026
    TAI Cheung Holdings, Ltd...........................  25,000   20,578
    Tao Heung Holdings, Ltd............................  17,000   10,151
    Television Broadcasts, Ltd.........................  21,700  140,948
    Texwinca Holdings, Ltd.............................  42,000   39,489
*   Titan Petrochemicals Group, Ltd.................... 160,000       52
    Transport International Holdings, Ltd..............  15,200   28,039
#   Trinity, Ltd.......................................  58,000   14,588
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  45,000   29,867
    Upbest Group, Ltd..................................  74,000   10,673

                                     1567

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Value Partners Group, Ltd..........................  53,000 $   38,406
    Varitronix International, Ltd......................  20,009     18,352
    Victory City International Holdings, Ltd...........  36,937      4,828
    Vitasoy International Holdings, Ltd................  56,000     72,054
    VST Holdings, Ltd..................................  33,600      8,588
    VTech Holdings, Ltd................................   5,100     63,049
    Wai Kee Holdings, Ltd..............................  52,000     15,879
    Wing On Co. International, Ltd.....................  18,000     51,671
    Wing Tai Properties, Ltd...........................   6,000      3,792
    Xinyi Glass Holdings, Ltd.......................... 130,000     76,036
#   Xinyi Solar Holdings, Ltd.......................... 102,000     28,920
    YGM Trading, Ltd...................................   4,000      8,977
                                                                ----------
TOTAL HONG KONG........................................          4,080,405
                                                                ----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................  12,225     21,725
    C&C Group P.L.C....................................  18,373    104,407
    FBD Holdings P.L.C.(4330231).......................   1,355     25,963
    FBD Holdings P.L.C.(0329028).......................   1,308     25,731
    Glanbia P.L.C......................................   9,204    141,601
    Irish Continental Group P.L.C.(BLP5857)............   7,370     26,264
    Irish Continental Group P.L.C.(BLP59W1)............   3,760     13,608
*   Kenmare Resources P.L.C............................  51,008     12,358
    Kingspan Group P.L.C.(0492793).....................   7,217    122,818
    Kingspan Group P.L.C.(4491235).....................     841     14,400
    Paddy Power P.L.C.(4828974)........................     123      8,685
    Paddy Power P.L.C.(0258810)........................     859     60,827
    Smurfit Kappa Group P.L.C..........................   5,921    128,493
                                                                ----------
TOTAL IRELAND..........................................            706,880
                                                                ----------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.....................   2,681      4,756
*   Airport City, Ltd..................................   1,949     19,306
*   Allot Communications, Ltd..........................     809     10,402
*   AudioCodes, Ltd....................................   1,200      6,968
    Cellcom Israel, Ltd................................   2,985     36,879
*   Clal Biotechnology Industries, Ltd.................   4,323     11,106
*   Clal Insurance Enterprises Holdings, Ltd...........   1,159     21,692
*   Compugen, Ltd......................................   1,403     11,703
    Delek Automotive Systems, Ltd......................   4,148     43,194
    Delta-Galil Industries, Ltd........................     357     10,612
*   EZchip Semiconductor, Ltd..........................   2,235     54,138
    First International Bank Of Israel, Ltd............   1,950     31,296
    Frutarom Industries, Ltd...........................   2,470     61,348
*   Hadera Paper, Ltd..................................     146      5,771
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  11,530     67,279
*   Israel Discount Bank, Ltd. Class A.................  18,996     33,092
    Ituran Location and Control, Ltd...................   1,452     33,666
*   Jerusalem Oil Exploration..........................     820     36,836
*   Kamada, Ltd........................................   1,265      8,684
    Matrix IT, Ltd.....................................   1,899     10,407
*   Mazor Robotics, Ltd................................   1,564     10,688

                                     1568

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ISRAEL -- (Continued)
    Melisron, Ltd......................................   1,177 $ 31,242
    Menorah Mivtachim Holdings, Ltd....................   1,117   13,403
    Migdal Insurance & Financial Holding, Ltd..........  14,636   23,374
*   Naphtha Israel Petroleum Corp., Ltd................   1,752   12,542
*   Nitsba Holdings 1995, Ltd..........................   1,363   20,538
*   Nova Measuring Instruments, Ltd....................   1,136   11,506
*   Oil Refineries, Ltd................................  86,916   26,175
    Ormat Industries...................................   4,101   29,714
*   Partner Communications Co., Ltd....................   7,236   54,864
    Paz Oil Co., Ltd...................................     314   50,502
    Phoenix Holdings, Ltd. (The).......................   4,361   15,530
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     415   20,509
    Shikun & Binui, Ltd................................  16,842   40,148
    Shufersal, Ltd.....................................   4,123   13,072
    Strauss Group, Ltd.................................     514   10,088
*   Tower Semiconductor, Ltd...........................   1,671   17,211
                                                                --------
TOTAL ISRAEL...........................................          920,241
                                                                --------
ITALY -- (3.1%)
    A2A SpA............................................ 100,330  114,488
    ACEA SpA...........................................   3,393   49,411
    Amplifon SpA.......................................   9,533   56,945
    Ansaldo STS SpA....................................  10,015   97,807
*   Arnoldo Mondadori Editore SpA......................   7,418    8,769
#   Astaldi SpA........................................   5,928   57,066
*   Autogrill SpA......................................   9,775   83,184
    Azimut Holding SpA.................................   8,914  229,452
*   Banca Carige SpA................................... 173,502   33,143
    Banca Generali SpA.................................   3,557   99,339
    Banca IFIS SpA.....................................   1,366   25,060
*   Banca Popolare dell'Emilia Romagna SC..............  32,280  272,912
#*  Banca Popolare dell'Etruria e del Lazio............  25,255   23,784
*   Banca Popolare di Milano Scarl..................... 327,016  284,968
    Banca Popolare di Sondrio SCARL....................  34,327  155,998
    Banca Profilo SpA..................................  12,870    6,219
    Banco di Desio e della Brianza SpA.................   5,000   18,682
*   Banco Popolare SC..................................  10,386  160,402
    Brembo SpA.........................................   1,837   67,497
#   Brunello Cucinelli SpA.............................     962   21,591
#   Buzzi Unicem SpA...................................   5,951   96,505
*   Caltagirone Editore SpA............................   3,000    4,371
*   Carraro SpA........................................   1,070    3,459
    Cementir Holding SpA...............................   3,618   28,205
*   CIR-Compagnie Industriali Riunite SpA..............  26,265   36,502
#   Credito Emiliano SpA...............................   5,091   42,723
#*  Credito Valtellinese Scarl.........................  85,436  104,465
    Danieli & C Officine Meccaniche SpA................   2,142   61,214
    Datalogic SpA......................................   1,800   20,675
    Davide Campari-Milano SpA..........................  17,940  139,951
    De' Longhi.........................................   4,801  101,931
    DiaSorin SpA.......................................   1,751   70,067
*   Ei Towers SpA......................................   1,125   60,565
    Engineering SpA....................................     287   15,455

                                     1569

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    ERG SpA............................................   3,547 $   52,537
    Esprinet SpA.......................................   2,060     21,105
    Falck Renewables SpA...............................   2,864      4,914
*   Finmeccanica SpA...................................  29,283    269,781
#*  Geox SpA...........................................   3,764     13,961
*   Gruppo Editoriale L'Espresso SpA...................   7,849     12,384
    Hera SpA...........................................  55,107    149,048
*   IMMSI SpA..........................................   8,658      7,267
*   Indesit Co. SpA....................................   2,500     36,162
    Industria Macchine Automatiche SpA.................   1,436     57,236
*   Intek Group SpA....................................  17,854      9,946
    Interpump Group SpA................................   6,485     82,762
    Iren SpA...........................................  50,122     70,629
    Italcementi SpA....................................   9,839     72,993
    Italmobiliare SpA..................................     273     10,950
*   Landi Renzo SpA....................................   1,740      2,603
#*  Maire Tecnimont SpA................................   9,016     23,707
    MARR SpA...........................................   3,575     59,145
*   Mediaset SpA.......................................  37,118    147,247
#*  Piaggio & C SpA....................................  17,456     51,974
#*  Prelios SpA........................................   3,444      2,064
    Prysmian SpA.......................................   3,539     75,254
    Recordati SpA......................................   9,617    158,735
    Reply SpA..........................................     276     20,583
    Sabaf SpA..........................................     217      3,504
    SAES Getters SpA...................................     616      5,899
*   Safilo Group SpA...................................   2,996     62,224
#*  Salini Impregilo SpA...............................   5,069     22,949
*   Saras SpA..........................................  16,283     20,281
    Societa Cattolica di Assicurazioni SCRL............   3,361     71,597
    Societa Iniziative Autostradali e Servizi SpA......   5,499     65,420
*   Sogefi SpA.........................................   3,015     12,080
    SOL SpA............................................   2,651     22,417
*   Sorin SpA..........................................  28,294     77,693
*   Tiscali SpA........................................ 110,959      8,575
    Trevi Finanziaria Industriale SpA..................   2,562     20,433
    Unipol Gruppo Finanziario SpA......................  15,136     82,982
    UnipolSai SpA......................................      --          1
    Vianini Lavori SpA.................................   3,006     20,748
    Vittoria Assicurazioni SpA.........................   2,848     39,153
*   World Duty Free SpA................................   9,775    111,290
*   Yoox SpA...........................................   3,918    103,113
    Zignago Vetro SpA..................................   1,896     13,115
                                                                ----------
TOTAL ITALY............................................          4,829,266
                                                                ----------
JAPAN -- (19.3%)
    77 Bank, Ltd. (The)................................  20,000    104,133
#   Accordia Golf Co., Ltd.............................   7,000     87,319
    Achilles Corp......................................   6,000      8,396
#   Adastria Holdings Co., Ltd.........................   1,020     23,044
    ADEKA Corp.........................................   7,200     99,261
    Aderans Co., Ltd...................................   1,700     24,932
    Advan Co., Ltd.....................................   2,000     21,335

                                     1570

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
#   Aeon Fantasy Co., Ltd..............................  1,152 $15,497
    Ahresty Corp.......................................    700   6,110
    Ai Holdings Corp...................................  3,200  59,195
    Aica Kogyo Co., Ltd................................  3,000  64,672
    Aichi Bank, Ltd. (The).............................    600  29,416
    Aichi Steel Corp...................................  7,000  27,727
    Aichi Tokei Denki Co., Ltd.........................  3,000   8,929
#   Aida Engineering, Ltd..............................  4,000  38,044
    Ain Pharmaciez, Inc................................    600  27,940
#   Aiphone Co., Ltd...................................  1,100  20,549
    Aisan Industry Co., Ltd............................  1,570  12,896
    Akebono Brake Industry Co., Ltd....................  6,500  31,448
    Akita Bank, Ltd. (The)............................. 15,000  42,292
    Alpen Co., Ltd.....................................    800  13,393
    Alpine Electronics, Inc............................  3,800  59,861
    Alps Logistics Co., Ltd............................  1,000  10,710
    Amano Corp.........................................  4,200  48,823
    Anritsu Corp.......................................  7,300  69,564
    AOI Electronic Co., Ltd............................    900  26,084
    AOKI Holdings, Inc.................................  3,200  41,858
    Aomori Bank, Ltd. (The)............................ 17,000  49,025
    Aoyama Trading Co., Ltd............................  3,200  81,543
    Arakawa Chemical Industries, Ltd...................  1,800  22,050
    Arata Corp.........................................  2,000   6,560
    Arcland Sakamoto Co., Ltd..........................  1,500  33,220
    Arcs Co., Ltd......................................  2,200  46,475
    Ariake Japan Co., Ltd..............................    900  22,808
#   Arisawa Manufacturing Co., Ltd.....................  1,000   6,792
    Artnature, Inc.....................................    500  14,661
    As One Corp........................................    990  29,698
#   Asahi Diamond Industrial Co., Ltd..................  5,000  73,173
    Asahi Holdings, Inc................................  2,900  49,980
    Asahi Intecc Co., Ltd..............................    900  37,326
    Asahi Kogyosha Co., Ltd............................  3,000  11,730
    Asahi Organic Chemicals Industry Co., Ltd..........  3,000   6,336
    Asatsu-DK, Inc.....................................  2,100  53,677
#*  Ashimori Industry Co., Ltd.........................  3,000   6,310
#   ASKA Pharmaceutical Co., Ltd.......................  2,000  21,629
#   ASKUL Corp.........................................  1,100  30,358
    Asunaro Aoki Construction Co., Ltd.................  4,000  23,938
    Atsugi Co., Ltd.................................... 15,000  15,628
    Autobacs Seven Co., Ltd............................  4,500  73,632
    Avex Group Holdings, Inc...........................  2,100  35,858
    Awa Bank, Ltd. (The)............................... 11,000  62,365
    Axial Retailing, Inc...............................  1,200  20,936
    Azbil Corp.........................................  2,200  55,356
    Bando Chemical Industries, Ltd.....................  5,000  20,562
#   Bank of Iwate, Ltd. (The)..........................  1,300  59,681
    Bank of Nagoya, Ltd. (The).........................  9,000  34,261
    Bank of Okinawa, Ltd. (The)........................  1,300  55,530
    Bank of Saga, Ltd. (The)...........................  9,000  20,676
    Bank of the Ryukyus, Ltd...........................  4,000  58,701
    Belc Co., Ltd......................................  1,000  27,678

                                     1571

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Belluna Co., Ltd...................................  2,800 $ 13,585
    Best Denki Co., Ltd................................  2,500    3,472
#   Bic Camera, Inc....................................  4,500   39,010
    BML, Inc...........................................  1,000   39,931
    Bookoff Corp.......................................  1,000    7,857
    Bunka Shutter Co., Ltd.............................  2,984   25,467
    CAC Holdings Corp..................................  1,700   19,173
    Calsonic Kansei Corp............................... 16,000  105,231
    Canon Electronics, Inc.............................  1,500   28,743
    Capcom Co., Ltd....................................  1,800   32,877
    Cawachi, Ltd.......................................  1,300   23,504
    Central Glass Co., Ltd............................. 17,000   59,067
    Chiba Kogyo Bank, Ltd. (The).......................  3,200   24,181
    Chiyoda Co., Ltd...................................  1,700   37,577
    Chofu Seisakusho Co., Ltd..........................  1,800   46,371
    Chori Co., Ltd.....................................    500    6,318
    Chuetsu Pulp & Paper Co., Ltd......................  8,000   14,070
*   Chugai Mining Co., Ltd.............................  5,000    1,507
    Chugai Ro Co., Ltd.................................  7,000   15,018
    Chugoku Marine Paints, Ltd.........................  4,000   30,279
    Chukyo Bank, Ltd. (The)............................  7,000   12,417
    Chuo Spring Co., Ltd...............................  5,000   15,258
    CKD Corp...........................................  4,700   41,958
#*  Clarion Co., Ltd................................... 13,000   51,779
    Cleanup Corp.......................................  2,000   18,343
    CMIC Holdings Co., Ltd.............................    600   11,293
*   CMK Corp...........................................  2,000    5,171
    Coca-Cola East Japan Co., Ltd......................  2,970   79,382
    Cocokara fine, Inc.................................    879   24,042
    Computer Engineering & Consulting, Ltd.............  1,500   10,265
    CONEXIO Corp.......................................  1,300   11,413
#   COOKPAD, Inc.......................................  1,000   28,204
    Corona Corp........................................  1,300   14,853
    Cosel Co., Ltd.....................................  1,600   20,052
    Cosmo Oil Co., Ltd................................. 34,000   68,154
    CREATE SD HOLDINGS Co., Ltd........................  1,000   36,335
    CROOZ, Inc.........................................    600   21,643
    Cybozu, Inc........................................  4,100   16,465
    Dai Nippon Toryo Co., Ltd.......................... 11,000   17,001
    Dai-Dan Co., Ltd...................................  3,000   17,834
    Daibiru Corp.......................................  5,200   57,381
    Daido Metal Co., Ltd...............................  3,000   40,864
*   Daiei, Inc. (The).................................. 11,850   33,949
    Daifuku Co., Ltd...................................  7,000   96,455
    Daihen Corp........................................ 11,000   48,149
    Daiichi Jitsugyo Co., Ltd..........................  4,000   21,842
#   Daiichikosho Co., Ltd..............................  1,100   32,630
    Daiken Corp........................................  9,000   24,766
    Daiki Aluminium Industry Co., Ltd..................  3,000    9,463
    Daikoku Denki Co., Ltd.............................    900   15,462
#   Daikyo, Inc........................................ 30,000   63,104
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   19,028
    Dainippon Screen Manufacturing Co., Ltd............ 12,000   55,306

                                     1572

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Daio Paper Corp....................................  6,000 $ 52,526
    Daisan Bank, Ltd. (The)............................  8,000   13,973
    Daiseki Co., Ltd...................................  2,130   37,929
    Daishi Bank, Ltd. (The)............................ 23,000   84,573
    Daiso Co., Ltd.....................................  1,000    3,390
    Daisyo Corp........................................  1,600   21,620
    Daito Bank, Ltd. (The)............................. 10,000   12,276
    Daiwa Industries, Ltd..............................  3,000   20,881
    Daiwabo Holdings Co., Ltd.......................... 22,000   41,987
    DCM Holdings Co., Ltd..............................  5,100   34,096
    Denki Kagaku Kogyo K.K............................. 11,000   41,094
    Denki Kogyo Co., Ltd...............................  3,000   18,423
    Denyo Co., Ltd.....................................  2,000   30,391
    Descente, Ltd......................................  5,000   43,433
#   DMG Mori Seiki Co., Ltd............................  9,600  122,059
    Doshisha Co., Ltd..................................  1,200   22,099
    Doutor Nichires Holdings Co., Ltd..................  2,212   37,171
    Dr Ci:Labo Co., Ltd................................    700   24,610
    DTS Corp...........................................  1,200   23,620
#   Duskin Co., Ltd....................................  2,700   49,280
#   Dwango Co., Ltd....................................  2,300   54,376
#   Dydo Drinco, Inc...................................    500   22,079
    Eagle Industry Co., Ltd............................  2,000   36,542
#   EDION Corp.........................................  5,000   33,058
#   Ehime Bank, Ltd. (The)............................. 10,000   23,542
    Eighteenth Bank, Ltd. (The)........................ 16,000   42,090
    Eiken Chemical Co., Ltd............................  2,000   35,026
    Eizo Corp..........................................  1,100   27,911
#   en-japan, Inc......................................    800   17,585
    Enplas Corp........................................    700   42,071
#   EPS Corp...........................................  2,000   26,710
    ESPEC Corp.........................................  2,000   17,257
    Exedy Corp.........................................  2,800   82,664
    Ezaki Glico Co., Ltd...............................  3,000   55,709
#   F@N Communications, Inc............................  1,800   27,610
#   Fancl Corp.........................................  2,700   33,067
#   FCC Co., Ltd.......................................  2,100   37,664
#   FIDEA Holdings Co., Ltd............................  7,400   15,541
    Fields Corp........................................  1,100   15,512
    Foster Electric Co., Ltd...........................  2,000   26,403
#   FP Corp............................................  1,800   61,077
    France Bed Holdings Co., Ltd.......................  8,000   14,569
#   Fudo Tetra Corp....................................  7,300   13,897
#   Fuji Co., Ltd......................................  1,500   30,093
    Fuji Corp., Ltd....................................  3,000   17,822
    Fuji Kosan Co., Ltd................................    600    3,793
#   Fuji Kyuko Co., Ltd................................  4,000   43,454
#   Fuji Oil Co., Ltd.(6356848)........................  3,500   55,922
    Fuji Oil Co., Ltd.(6581361)........................  1,800    6,192
    Fuji Seal International, Inc.......................  1,200   34,995
    Fuji Soft, Inc.....................................  2,700   60,155
#   Fujibo Holdings, Inc...............................  8,000   21,990
    Fujicco Co., Ltd...................................  1,400   17,607

                                     1573

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fujikura Kasei Co., Ltd............................  2,000 $ 10,336
    Fujikura, Ltd...................................... 29,000  143,428
    Fujimi, Inc........................................  1,400   19,255
    Fujimori Kogyo Co., Ltd............................    800   28,516
    Fujitec Co., Ltd...................................  4,000   41,100
    Fujitsu Frontech, Ltd..............................  2,000   27,552
    Fujitsu General, Ltd...............................  6,000   82,822
#   Fujiya Co., Ltd....................................  2,000    3,837
    Fukuda Corp........................................  3,000   17,502
    Fukui Bank, Ltd. (The)............................. 16,000   37,775
    Fukushima Bank, Ltd. (The)......................... 14,000   11,749
#   Fukuyama Transporting Co., Ltd.....................  7,000   39,243
    Funai Electric Co., Ltd............................    600    6,215
    Furukawa Co., Ltd.................................. 18,000   36,726
#   Furukawa Electric Co., Ltd......................... 35,000   74,035
    Furusato Industries, Ltd...........................  1,000   13,695
    Fuso Pharmaceutical Industries, Ltd................  5,000   15,319
    Futaba Corp........................................  1,500   24,421
    Futaba Industrial Co., Ltd.........................  3,500   19,674
    Future Architect, Inc..............................  2,600   13,796
    Fuyo General Lease Co., Ltd........................  1,000   40,158
    G-Tekt Corp........................................  1,800   19,159
#   Gakken Holdings Co., Ltd...........................  3,000    8,229
    Gecoss Corp........................................  3,500   48,406
    Geo Holdings Corp..................................  1,800   15,277
#   GLOBERIDE, Inc..................................... 10,000   12,858
    Glory, Ltd.........................................  1,700   56,680
#   GMO internet, Inc..................................  6,000   65,465
    GMO Payment Gateway, Inc...........................    400   18,092
    Godo Steel, Ltd....................................  6,000    9,883
    Goldcrest Co., Ltd.................................  1,190   23,724
    Goldwin, Inc.......................................  2,000    8,631
    Gulliver International Co., Ltd....................  2,200   20,170
    Gun-Ei Chemical Industry Co., Ltd..................  7,000   25,802
    Gunze, Ltd......................................... 19,000   51,855
    Gurunavi, Inc......................................  1,000   18,759
    H2O Retailing Corp................................. 10,410   86,250
    Hakuto Co., Ltd....................................  1,400   14,401
    Hamakyorex Co., Ltd................................    400   12,419
    Hanwa Co., Ltd..................................... 10,000   41,470
#   Happinet Corp......................................  1,800   31,464
    Haruyama Trading Co., Ltd..........................  1,400    9,728
    Hazama Ando Corp...................................  7,210   44,305
    Heiwa Corp.........................................  2,800   65,955
    Heiwa Real Estate Co., Ltd.........................  2,600   40,992
    Heiwado Co., Ltd...................................  2,500   41,045
    HI-LEX Corp........................................  1,100   30,219
    Hibiya Engineering, Ltd............................  3,000   46,836
    Hiday Hidaka Corp..................................    600   13,709
    Higashi Nihon House Co., Ltd.......................  2,000   10,009
#   Higashi-Nippon Bank, Ltd. (The)....................  9,000   23,917
    Higo Bank, Ltd. (The).............................. 14,000   74,838
    Hioki EE Corp......................................    300    5,354

                                     1574

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    HIS Co., Ltd.......................................  1,400 $ 43,957
    Hisaka Works, Ltd..................................  2,000   17,738
    Hitachi Koki Co., Ltd..............................  4,100   34,650
    Hitachi Kokusai Electric, Inc......................  2,000   26,821
    Hitachi Transport System, Ltd......................    800   12,105
    Hitachi Zosen Corp.................................  9,600   49,959
    Hodogaya Chemical Co., Ltd.........................  4,000    7,269
    Hogy Medical Co., Ltd..............................  1,100   61,434
    Hokkaido Coca-Cola Bottling Co., Ltd...............  3,000   15,008
#   Hokkaido Gas Co., Ltd..............................  4,000   11,006
    Hokkan Holdings, Ltd...............................  6,000   17,015
    Hokkoku Bank, Ltd. (The)........................... 18,000   60,556
    Hokuetsu Bank, Ltd. (The).......................... 16,000   32,633
#   Hokuetsu Kishu Paper Co., Ltd...................... 11,500   50,680
    Hokuriku Electric Industry Co., Ltd................  4,000    6,414
    Hokuto Corp........................................  1,600   30,352
    Honeys Co., Ltd....................................    770    7,895
#   Hoosiers Holdings Co., Ltd.........................    700    3,261
    Horiba, Ltd........................................  2,200   76,742
    Hosiden Corp.......................................  3,100   18,604
    Hosokawa Micron Corp...............................  2,000   12,458
#   House Foods Group, Inc.............................  5,200   93,753
    Howa Machinery, Ltd................................    500    3,675
    Hyakugo Bank, Ltd. (The)........................... 19,000   76,210
    Hyakujushi Bank, Ltd. (The)........................ 15,000   52,785
    IBJ Leasing Co., Ltd...............................    900   24,034
    Ichibanya Co., Ltd.................................    400   17,347
    Ichikoh Industries, Ltd............................  4,000    7,019
    Ichiyoshi Securities Co., Ltd......................  4,100   50,450
    Icom, Inc..........................................    700   17,211
    Idec Corp..........................................  1,600   13,838
    Ihara Chemical Industry Co., Ltd...................  4,000   34,926
    Iino Kaiun Kaisha, Ltd.............................  7,300   41,175
    Ikyu Corp..........................................    900   11,814
#   Imasen Electric Industrial.........................    801   11,300
    Inaba Denki Sangyo Co., Ltd........................  1,400   46,625
#   Inaba Seisakusho Co., Ltd..........................  1,200   16,765
    Inabata & Co., Ltd.................................  4,000   37,723
    Inageya Co., Ltd...................................  2,000   20,868
    Ines Corp..........................................  3,600   28,224
#   Infomart Corp......................................    700   14,534
    Internet Initiative Japan, Inc.....................  2,600   57,059
    Inui Steamship Co., Ltd............................  1,500    4,717
    Iriso Electronics Co., Ltd.........................    900   55,664
#   Iseki & Co., Ltd................................... 14,000   35,211
*   Ishihara Sangyo Kaisha, Ltd........................ 24,000   22,743
    IT Holdings Corp...................................  8,200  149,687
    Itochu Enex Co., Ltd...............................  4,000   29,098
    Itochu-Shokuhin Co., Ltd...........................    600   20,912
    Itoham Foods, Inc..................................  8,631   37,946
    Itoki Corp.........................................  3,000   21,830
    Iwasaki Electric Co., Ltd..........................  4,000    9,839
#   Iwatani Corp.......................................  6,000   46,138

                                     1575

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Iwatsu Electric Co., Ltd...........................  3,000 $ 2,750
#   J-Oil Mills, Inc...................................  6,000  19,060
    Jamco Corp.........................................  2,000  36,213
    Japan Airport Terminal Co., Ltd....................  2,000  67,700
#   Japan Aviation Electronics Industry, Ltd...........  3,000  61,731
#   Japan Cash Machine Co., Ltd........................  1,700  30,448
#*  Japan Communications, Inc..........................  7,100  81,066
    Japan Digital Laboratory Co., Ltd..................  2,300  41,279
#   Japan Drilling Co., Ltd............................    600  30,445
    Japan Medical Dynamic Marketing, Inc...............    770   2,711
    Japan Pulp & Paper Co., Ltd........................  5,000  16,090
#   Japan Steel Works, Ltd. (The)...................... 18,000  77,348
    Japan Transcity Corp...............................  3,000  10,661
    Japan Vilene Co., Ltd..............................  3,000  16,721
    Japan Wool Textile Co., Ltd. (The).................  6,000  46,755
    JBCC Holdings, Inc.................................  2,000  15,509
    Jeol, Ltd..........................................  4,000  17,280
    Jimoto Holdings, Inc............................... 10,000  21,072
#   Jin Co., Ltd.......................................  1,100  32,770
    Joshin Denki Co., Ltd..............................  2,000  18,888
    Jowa Holdings Co., Ltd.............................    800  31,363
    JSP Corp...........................................  1,900  32,828
#*  Juki Corp.......................................... 11,000  25,365
    Juroku Bank, Ltd. (The)............................ 25,000  92,322
*   JVC Kenwood Corp................................... 13,070  29,735
    K&O Energy Group, Inc..............................  1,000  14,674
#   K's Holdings Corp..................................  2,700  77,191
#   kabu.com Securities Co., Ltd.......................  7,800  36,285
#   Kadokawa Corp......................................  1,600  44,797
    Kaga Electronics Co., Ltd..........................    900  11,232
#   Kagome Co., Ltd....................................  2,300  38,507
    Kagoshima Bank, Ltd. (The)......................... 11,000  72,365
    Kaken Pharmaceutical Co., Ltd......................  3,000  67,031
    Kameda Seika Co., Ltd..............................  1,200  39,157
    Kamei Corp.........................................  2,000  14,996
    Kanaden Corp.......................................  3,000  22,125
    Kanagawa Chuo Kotsu Co., Ltd.......................  4,000  20,096
#   Kanamoto Co., Ltd..................................  2,000  83,604
    Kandenko Co., Ltd..................................  9,000  48,874
    Kanematsu Corp..................................... 37,025  66,246
    Kanematsu Electronics, Ltd.........................    500   6,919
    Kansai Urban Banking Corp.......................... 11,000  13,021
*   Kanto Denka Kogyo Co., Ltd.........................  4,000   9,794
*   Kappa Create Holdings Co., Ltd.....................    400   4,400
#   Kasumi Co., Ltd....................................  1,900  14,747
    Katakura Industries Co., Ltd.......................    900  11,599
    Kato Sangyo Co., Ltd...............................  2,000  44,461
    Kato Works Co., Ltd................................  4,000  28,414
#   KAWADA TECHNOLOGIES, Inc...........................    200  10,779
    Kawai Musical Instruments Manufacturing Co., Ltd...  5,000   9,904
    Keihin Corp........................................  2,900  44,474
    Keiyo Bank, Ltd. (The).............................  7,000  35,278
#   Keiyo Co., Ltd.....................................  2,000   9,540

                                     1576

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Key Coffee, Inc....................................  1,300 $ 20,666
    KFC Holdings Japan, Ltd............................  1,000   20,904
    Kintetsu World Express, Inc........................  1,200   51,153
    Kinugawa Rubber Industrial Co., Ltd................  3,000   16,056
    Kissei Pharmaceutical Co., Ltd.....................  1,100   26,171
    Kita-Nippon Bank, Ltd. (The).......................    400    9,874
    Kitagawa Iron Works Co., Ltd.......................  7,000   12,386
    Kitz Corp..........................................  4,800   27,687
    Kiyo Bank, Ltd. (The)..............................  4,800   65,702
*   KNT-CT Holdings Co., Ltd...........................  6,000   10,944
    Koa Corp...........................................  1,500   16,455
    Koatsu Gas Kogyo Co., Ltd..........................  4,000   23,642
    Koei Tecmo Holdings Co., Ltd.......................  3,000   43,958
#   Kohnan Shoji Co., Ltd..............................  2,000   20,684
    Koike Sanso Kogyo Co., Ltd.........................  4,000    9,491
*   Kojima Co., Ltd....................................  2,300    7,162
    Kokuyo Co., Ltd....................................  5,900   47,899
    Komatsu Seiren Co., Ltd............................  4,000   22,248
    Komeri Co., Ltd....................................  1,800   42,061
    Komori Corp........................................  3,200   38,638
    Konaka Co., Ltd....................................  1,760   12,344
    Konishi Co., Ltd...................................  2,000   43,225
#   Kose Corp..........................................  2,000   83,189
*   Kumagai Gumi Co., Ltd..............................  8,000   21,742
    Kumiai Chemical Industry Co., Ltd..................  2,481   16,093
    Kura Corp..........................................  1,200   31,830
    Kurabo Industries, Ltd............................. 18,000   31,938
    Kureha Corp........................................ 12,000   64,002
    Kurimoto, Ltd...................................... 11,000   26,141
    Kuroda Electric Co., Ltd...........................  2,000   33,104
    Kusuri No Aoki Co., Ltd............................    600   20,474
    KYB Co., Ltd....................................... 20,000   90,778
    Kyodo Printing Co., Ltd............................  9,000   33,283
    Kyodo Shiryo Co., Ltd..............................  5,000    4,933
    Kyoei Steel, Ltd...................................  1,200   22,022
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  2,300   34,316
#   Kyokuto Securities Co., Ltd........................  1,100   18,755
    Kyokuyo Co., Ltd...................................  3,000    7,474
    KYORIN Holdings, Inc...............................  2,900   59,753
    Kyoritsu Maintenance Co., Ltd......................  1,000   44,831
    Kyosan Electric Manufacturing Co., Ltd.............  5,000   17,957
    Kyowa Exeo Corp....................................  6,200   85,899
    Kyudenko Corp......................................  3,000   27,429
    Lasertec Corp......................................    800    8,154
*   Leopalace21 Corp................................... 19,400   86,366
#   Life Corp..........................................  2,000   31,134
    Lintec Corp........................................  2,700   55,088
#   Lion Corp.......................................... 14,000   81,451
    Macnica, Inc.......................................    800   26,262
    Maeda Corp......................................... 11,000   93,401
    Maeda Road Construction Co., Ltd...................  6,000  104,430
    Maezawa Kasei Industries Co., Ltd..................  1,200   12,598
    Maezawa Kyuso Industries Co., Ltd..................  1,200   15,464

                                     1577

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd....................  7,000 $ 56,684
    Mandom Corp........................................  1,100   40,262
    Mani, Inc..........................................    500   28,379
#   Mars Engineering Corp..............................    700   14,201
    Marubun Corp.......................................  1,900   11,307
    Marudai Food Co., Ltd..............................  5,000   16,468
    Maruetsu, Inc. (The)...............................  5,000   19,259
    Maruha Nichiro Corp................................  2,253   35,428
    Marukyu Co., Ltd...................................  2,000   21,899
    Marusan Securities Co., Ltd........................  6,000   45,287
#   Maruwa Co., Ltd....................................    700   25,446
    Maruyama Manufacturing Co., Inc....................  3,000    7,826
#*  Maruzen CHI Holdings Co., Ltd......................    400    1,334
#   Maruzen Showa Unyu Co., Ltd........................  6,000   20,477
    Marvelous, Inc.....................................  3,300   48,319
    Matsuda Sangyo Co., Ltd............................  1,225   15,207
    Matsumotokiyoshi Holdings Co., Ltd.................  1,700   55,824
    Matsuya Foods Co., Ltd.............................  1,000   18,467
    Max Co., Ltd.......................................  4,000   45,030
    Maxvalu Tokai Co., Ltd.............................  1,000   13,692
    Megachips Corp.....................................  1,600   22,463
    Megmilk Snow Brand Co., Ltd........................  3,900   50,516
    Meidensha Corp..................................... 12,000   51,286
    Meisei Industrial Co., Ltd.........................  5,000   27,734
    Meitec Corp........................................  1,900   62,644
    Meito Sangyo Co., Ltd..............................  1,200   14,018
#   Meiwa Corp.........................................  3,000   12,606
    Meiwa Estate Co., Ltd..............................  1,700    7,439
    Melco Holdings, Inc................................  1,400   30,213
    Message Co., Ltd...................................  1,100   42,936
    Michinoku Bank, Ltd. (The).........................  9,000   18,945
#   Micronics Japan Co., Ltd...........................    700   50,168
    Mie Bank, Ltd. (The)...............................  5,000   11,455
    Milbon Co., Ltd....................................    600   20,531
    Mimasu Semiconductor Industry Co., Ltd.............  1,219   10,929
    Minato Bank, Ltd. (The)............................ 21,000   39,227
    Ministop Co., Ltd..................................  1,500   23,770
    Mirait Holdings Corp...............................  4,400   43,754
    Misawa Homes Co., Ltd..............................  2,000   22,967
    Mitani Corp........................................  1,200   33,365
    Mito Securities Co., Ltd...........................  4,000   14,604
    Mitsuba Corp.......................................  4,000   65,823
*   Mitsubishi Paper Mills, Ltd........................ 13,000   11,210
    Mitsubishi Pencil Co., Ltd.........................    300    9,522
    Mitsubishi Shokuhin Co., Ltd.......................    800   19,476
    Mitsubishi Steel Manufacturing Co., Ltd............ 14,000   30,659
    Mitsuboshi Belting Co., Ltd........................  5,000   30,198
    Mitsui Engineering & Shipbuilding Co., Ltd......... 58,000  118,040
    Mitsui High-Tec, Inc...............................  3,300   22,248
    Mitsui Matsushima Co., Ltd......................... 10,000   13,216
    Mitsui Mining & Smelting Co., Ltd.................. 32,000   95,001
    Mitsui Sugar Co., Ltd..............................  6,000   22,975
    Mitsui-Soko Co., Ltd............................... 10,000   44,037

                                     1578

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Mitsumi Electric Co., Ltd..........................  7,500 $55,810
    Mitsuuroko Group Holdings Co., Ltd.................  3,000  16,757
    Miura Co., Ltd.....................................  2,000  71,906
    Miyazaki Bank, Ltd. (The).......................... 11,000  36,803
#   Mizuno Corp........................................  9,000  53,962
    Mochida Pharmaceutical Co., Ltd....................    600  40,942
#   Monex Group, Inc................................... 10,200  32,768
    MonotaRO Co., Ltd..................................  1,000  26,647
    Morinaga & Co., Ltd................................ 16,000  33,864
    Morinaga Milk Industry Co., Ltd.................... 14,000  50,190
    Morita Holdings Corp...............................  4,000  40,112
    MOS Food Services, Inc.............................    500  10,793
#   Moshi Moshi Hotline, Inc...........................  3,700  36,105
#   Musashi Seimitsu Industry Co., Ltd.................  1,200  29,318
    Musashino Bank, Ltd. (The).........................  2,900  98,841
    Nachi-Fujikoshi Corp............................... 13,000  91,479
    Nafco Co., Ltd.....................................    400   6,866
    Nagaileben Co., Ltd................................    800  16,133
    Nagano Bank, Ltd. (The)............................  6,000  11,230
    Nagase & Co., Ltd..................................  3,500  42,987
    Nagatanien Co., Ltd................................  2,000  21,181
    Nakamuraya Co., Ltd................................  3,000  12,397
    Nakanishi, Inc.....................................  1,000  42,363
*   Nakayama Steel Works, Ltd..........................  5,000   4,215
#   Namura Shipbuilding Co., Ltd.......................  3,200  29,282
    Nanto Bank, Ltd. (The)............................. 14,000  57,706
    NDS Co., Ltd.......................................  5,000  14,484
    NEC Networks & System Integration Corp.............  1,700  41,640
#   NET One Systems Co., Ltd...........................  6,200  40,985
    Neturen Co., Ltd...................................  2,600  19,811
    Nichi-iko Pharmaceutical Co., Ltd..................  2,850  41,618
    Nichia Steel Works, Ltd............................  4,000  12,363
#   Nichias Corp.......................................  6,000  38,703
    Nichicon Corp......................................  4,800  37,411
    Nichiha Corp.......................................  1,500  14,864
    Nichii Gakkan Co...................................  2,900  24,753
    Nichirei Corp...................................... 20,000  94,863
    Nichireki Co., Ltd.................................  2,000  19,930
    Nifco, Inc.........................................  2,800  92,059
    Nihon Dempa Kogyo Co., Ltd.........................    600   6,331
    Nihon Eslead Corp..................................  1,000   9,636
    Nihon Kohden Corp..................................  1,400  68,788
    Nihon M&A Center, Inc..............................  1,200  33,608
    Nihon Nohyaku Co., Ltd.............................  5,000  53,847
    Nihon Parkerizing Co., Ltd.........................  2,000  44,148
#   Nihon Trim Co., Ltd................................    500  15,873
    Nihon Unisys, Ltd..................................  4,200  38,019
    Nihon Yamamura Glass Co., Ltd......................  8,000  12,986
#   Nikkiso Co., Ltd...................................  4,000  47,300
    Nippo Corp.........................................  3,000  52,479
    Nippon Beet Sugar Manufacturing Co., Ltd...........  5,000   9,396
    Nippon Carbon Co., Ltd.............................  5,000   9,000
#   Nippon Ceramic Co., Ltd............................  1,000  15,914

                                     1579

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#*  Nippon Chemi-Con Corp.............................. 10,000 $ 25,979
*   Nippon Chemical Industrial Co., Ltd................  2,000    2,866
    Nippon Chemiphar Co., Ltd..........................  3,000   14,354
    Nippon Coke & Engineering Co., Ltd................. 12,500   14,082
#   Nippon Concrete Industries Co., Ltd................  3,000   15,310
    Nippon Denko Co., Ltd..............................  6,000   19,014
    Nippon Densetsu Kogyo Co., Ltd.....................  4,000   63,807
    Nippon Filcon Co., Ltd.............................  2,000    8,314
    Nippon Flour Mills Co., Ltd........................ 12,000   60,690
    Nippon Gas Co., Ltd................................  2,000   46,853
    Nippon Kasei Chemical Co., Ltd.....................  5,000    7,091
*   Nippon Kinzoku Co., Ltd............................  3,000    4,358
    Nippon Koei Co., Ltd...............................  5,000   26,528
    Nippon Konpo Unyu Soko Co., Ltd....................  4,000   68,548
*   Nippon Koshuha Steel Co., Ltd...................... 10,000   11,177
    Nippon Light Metal Holdings Co., Ltd............... 31,000   52,546
#   Nippon Paper Industries Co., Ltd...................  5,400   94,412
#   Nippon Parking Development Co., Ltd................  8,300    9,397
    Nippon Pillar Packing Co., Ltd.....................  2,000   16,018
    Nippon Piston Ring Co., Ltd........................  7,000   15,082
    Nippon Road Co., Ltd. (The)........................  8,000   44,871
    Nippon Seiki Co., Ltd..............................  2,000   39,298
    Nippon Sharyo, Ltd.................................  4,000   14,635
*   Nippon Sheet Glass Co., Ltd........................ 79,000  109,986
    Nippon Shinyaku Co., Ltd...........................  3,000   85,661
    Nippon Signal Co., Ltd. (The)......................  4,500   42,152
    Nippon Soda Co., Ltd............................... 13,000   70,936
    Nippon Steel & Sumikin Bussan Corp.................  6,480   25,495
*   Nippon Suisan Kaisha, Ltd.......................... 31,700   91,304
    Nippon Synthetic Chemical Industry Co., Ltd. (The).  3,000   23,239
    Nippon Thompson Co., Ltd...........................  3,000   14,349
    Nippon Valqua Industries, Ltd......................  6,000   17,635
#*  Nippon Yakin Kogyo Co., Ltd........................ 15,000   46,652
#   Nipro Corp.........................................  9,000   77,022
    Nishi-Nippon Railroad Co., Ltd..................... 25,000  100,526
    Nishimatsu Construction Co., Ltd................... 25,000  117,722
    Nishimatsuya Chain Co., Ltd........................  3,000   23,991
    Nishio Rent All Co., Ltd...........................  1,500   63,567
    Nissei Corp........................................    400    3,815
    Nissha Printing Co., Ltd...........................  2,900   41,899
    Nisshin Fudosan Co.................................  2,800   11,146
#   Nisshin Oillio Group, Ltd. (The)................... 10,000   33,667
    Nisshin Steel Co., Ltd.............................  7,348   99,218
    Nisshinbo Holdings, Inc............................  8,000   80,747
    Nissin Corp........................................  5,000   14,809
    Nissin Electric Co., Ltd...........................  2,000   11,597
#   Nissin Kogyo Co., Ltd..............................  2,100   37,785
    Nitta Corp.........................................  1,300   31,456
    Nittan Valve Co., Ltd..............................  2,000    6,550
    Nittetsu Mining Co., Ltd...........................  3,000   12,907
    Nitto Boseki Co., Ltd..............................  8,000   34,973
    Nitto Kogyo Corp...................................  3,000   62,737
    Nitto Kohki Co., Ltd...............................    100    2,007

                                     1580

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Nitto Seiko Co., Ltd...............................  3,000 $ 11,183
    Noevir Holdings Co., Ltd...........................  1,100   23,435
    NOF Corp........................................... 12,000   83,665
#   Nomura Co., Ltd....................................  4,000   36,943
    Noritake Co., Ltd..................................  8,000   22,207
    Noritsu Koki Co., Ltd..............................  1,200    7,571
    Noritz Corp........................................  2,000   39,298
    North Pacific Bank, Ltd............................ 26,500  108,274
    NS Solutions Corp..................................  1,400   40,413
    NS United Kaiun Kaisha, Ltd........................  9,000   20,700
    NSD Co., Ltd.......................................  2,400   33,070
#   Nuflare Technology, Inc............................    300   15,581
    Obara Group, Inc...................................    600   26,583
    Oenon Holdings, Inc................................  5,000   11,885
    Ogaki Kyoritsu Bank, Ltd. (The).................... 22,000   60,408
#   Ohsho Food Service Corp............................  1,100   46,191
    Oiles Corp.........................................  1,728   43,043
    Oita Bank, Ltd. (The).............................. 13,000   47,185
    Okabe Co., Ltd.....................................  4,000   51,577
    Okamoto Industries, Inc............................  6,000   20,937
    Okamura Corp.......................................  3,000   25,783
    Oki Electric Industry Co., Ltd..................... 29,000   64,354
    Okinawa Electric Power Co., Inc. (The).............  1,077   34,535
    OKK Corp...........................................  5,000    7,438
    OKUMA Corp......................................... 11,000  101,164
    Okumura Corp....................................... 12,000   65,292
    Okura Industrial Co., Ltd..........................  4,000   14,766
    Okuwa Co., Ltd.....................................  2,000   19,030
    Olympic Group Corp.................................  1,800   18,423
    ONO Sokki Co., Ltd.................................  1,500   13,571
#   Onoken Co., Ltd....................................  2,000   22,898
    Onward Holdings Co., Ltd...........................  9,000   64,166
    Organo Corp........................................  4,000   19,889
#   Origin Electric Co., Ltd...........................  3,000    9,980
    Osaka Steel Co., Ltd...............................    900   16,648
#   OSAKA Titanium Technologies Co., Ltd...............  1,600   43,382
    Osaki Electric Co., Ltd............................  3,000   16,640
    OSG Corp...........................................  5,300   91,833
    Oyo Corp...........................................    900   15,248
    Pacific Industrial Co., Ltd........................  4,000   29,535
*   Pacific Metals Co., Ltd............................  8,000   39,354
    Pack Corp. (The)...................................    700   13,855
    Pal Co., Ltd.......................................    900   25,427
    Paltac Corp........................................  2,500   33,307
#   PanaHome Corp......................................  6,000   44,476
    Panasonic Industrial Devices SUNX Co., Ltd.........  2,700   13,295
    Panasonic Information Systems......................    400   10,508
    Paramount Bed Holdings Co., Ltd....................  1,100   32,792
    Parco Co., Ltd.....................................    400    3,491
    Paris Miki Holdings, Inc...........................  1,000    4,782
    Pasco Corp.........................................  1,000    4,412
#   Penta-Ocean Construction Co., Ltd.................. 18,000   65,328
    Pigeon Corp........................................  2,300  132,124

                                     1581

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Pilot Corp.........................................  1,500 $66,170
    Piolax, Inc........................................  1,000  38,622
*   Pioneer Corp....................................... 21,000  56,189
    Plenus Co., Ltd....................................  1,900  44,305
    Press Kogyo Co., Ltd...............................  9,000  34,247
    Pressance Corp.....................................    900  26,360
    Prima Meat Packers, Ltd............................ 15,000  38,818
    Raito Kogyo Co., Ltd...............................  4,700  32,630
*   Rasa Industries, Ltd...............................  3,000   4,392
    Relo Holdings, Inc.................................    600  40,711
    Rengo Co., Ltd..................................... 17,000  77,661
#*  Renown, Inc........................................  3,000   3,492
    Resort Solution Co., Ltd...........................  4,000   8,989
    Resorttrust, Inc...................................  4,000  82,613
    Rheon Automatic Machinery Co., Ltd.................  2,000   8,422
    Rhythm Watch Co., Ltd.............................. 10,000  15,858
    Ricoh Leasing Co., Ltd.............................  1,000  28,917
#   Right On Co., Ltd..................................  1,125   7,779
    Riken Corp.........................................  7,000  31,438
    Riken Technos Corp.................................  5,000  24,645
    Riken Vitamin Co., Ltd.............................  2,000  51,110
#   Ringer Hut Co., Ltd................................  1,400  22,943
    Riso Kagaku Corp...................................  1,400  40,901
    Rock Field Co., Ltd................................    300   5,495
    Rohto Pharmaceutical Co., Ltd......................  3,000  46,426
    Roland DG Corp.....................................  1,200  45,173
    Round One Corp.....................................  5,300  30,837
    Royal Holdings Co., Ltd............................  2,000  32,735
    Ryobi, Ltd......................................... 11,000  35,782
    Ryoden Trading Co., Ltd............................  3,000  21,983
    Ryosan Co., Ltd....................................  2,800  59,918
    Ryoyo Electro Corp.................................  2,000  22,172
    S Foods, Inc.......................................  2,000  31,428
    Saibu Gas Co., Ltd................................. 24,000  60,481
#   Saizeriya Co., Ltd.................................  2,400  32,235
    Sakai Chemical Industry Co., Ltd...................  7,000  22,249
    Sakata INX Corp....................................  3,000  29,425
    Sakata Seed Corp...................................  2,000  27,067
    Sala Corp..........................................  4,000  22,572
    San-A Co., Ltd.....................................  1,000  32,450
    San-Ai Oil Co., Ltd................................  4,000  30,384
    San-In Godo Bank, Ltd. (The)....................... 14,000  99,616
    Sanden Corp........................................ 10,000  56,134
    Sangetsu Co., Ltd..................................  2,100  55,259
#*  Sanix, Inc.........................................  2,900  34,274
    Sanken Electric Co., Ltd........................... 10,000  80,937
    Sanki Engineering Co., Ltd.........................  5,000  39,036
    Sankyo Seiko Co., Ltd..............................  4,000  15,923
    Sankyo Tateyama, Inc...............................  1,600  32,400
    Sankyu, Inc........................................ 19,000  92,516
    Sanoh Industrial Co., Ltd..........................  3,000  20,972
    Sanshin Electronics Co., Ltd.......................  2,000  16,145
    Sanwa Holdings Corp................................  9,000  63,440

                                     1582

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Sanyo Chemical Industries, Ltd.....................  7,000 $46,739
    Sanyo Denki Co., Ltd...............................  4,000  30,617
    Sanyo Electric Railway Co., Ltd....................  6,000  26,729
    Sanyo Shokai, Ltd.................................. 11,000  25,281
    Sanyo Special Steel Co., Ltd.......................  6,000  26,958
    Sapporo Holdings, Ltd.............................. 16,000  68,728
#*  Sasebo Heavy Industries Co., Ltd...................  7,000   8,046
    Sato Holdings Corp.................................    300   7,698
    Sato Shoji Corp....................................  2,000  13,795
    Satori Electric Co., Ltd...........................  1,000   6,422
#   Sawada Holdings Co., Ltd...........................  3,300  24,960
    Saxa Holdings, Inc.................................  4,000   6,405
    Secom Joshinetsu Co., Ltd..........................    900  23,549
    Seika Corp.........................................  8,000  21,057
    Seikagaku Corp.....................................  1,700  20,346
    Seiko Holdings Corp................................ 10,000  39,122
    Seino Holdings Co., Ltd............................  5,000  53,756
    Seiren Co., Ltd....................................  5,300  47,325
    Sekisui Jushi Corp.................................  2,000  27,258
    Sekisui Plastics Co., Ltd..........................  7,000  19,986
#   Senko Co., Ltd.....................................  6,000  30,828
#   Senshu Electric Co., Ltd...........................  1,000  14,983
    Senshu Ikeda Holdings, Inc......................... 14,100  71,863
    Senshukai Co., Ltd.................................  3,000  25,274
#   Seria Co., Ltd.....................................    600  26,083
    Shibaura Mechatronics Corp.........................  4,000  11,679
    Shibusawa Warehouse Co., Ltd. (The)................  6,000  20,377
    Shibuya Kogyo Co., Ltd.............................  1,200  34,150
    Shiga Bank, Ltd. (The).............................  5,000  29,610
#   Shikibo, Ltd.......................................  9,000  10,366
    Shikoku Bank, Ltd. (The)........................... 12,000  26,747
    Shikoku Chemicals Corp.............................  3,000  20,415
    Shima Seiki Manufacturing, Ltd.....................  2,100  40,166
    Shimachu Co., Ltd..................................  3,300  76,512
    Shimizu Bank, Ltd. (The)...........................    400  10,579
    Shin-Etsu Polymer Co., Ltd.........................  5,000  27,146
    Shinagawa Refractories Co., Ltd....................  5,000  11,886
    Shindengen Electric Manufacturing Co., Ltd.........  8,000  45,660
#*  Shinkawa, Ltd......................................  1,000   4,625
    Shinko Electric Industries Co., Ltd................  6,300  56,008
    Shinko Plantech Co., Ltd...........................  3,000  22,578
    Shinko Shoji Co., Ltd..............................  2,000  17,959
    Shinmaywa Industries, Ltd..........................  8,000  72,296
    Shinnihon Corp.....................................  4,000  12,738
    Ship Healthcare Holdings, Inc......................  1,800  58,808
    Shiroki Corp.......................................  7,000  14,489
    Shizuoka Gas Co., Ltd..............................  5,000  32,936
    Shobunsha Publications, Inc........................  1,300   8,175
    Showa Corp.........................................  2,400  26,735
    Showa Sangyo Co., Ltd.............................. 10,000  36,792
    Siix Corp..........................................  2,400  44,459
    Sinanen Co., Ltd...................................  3,000  12,547
    Sinfonia Technology Co., Ltd.......................  6,000   9,797

                                     1583

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sintokogio, Ltd....................................  3,938 $ 27,770
    SMK Corp...........................................  5,000   21,130
#   SMS Co., Ltd.......................................    600   14,522
#   Sodick Co., Ltd....................................  4,100   28,399
    Sotetsu Holdings, Inc.............................. 20,000   79,377
    Sparx Group Co., Ltd............................... 11,800   26,018
    Square Enix Holdings Co., Ltd......................  3,300   67,363
    SRA Holdings.......................................  1,000   17,062
    St Marc Holdings Co., Ltd..........................    500   27,271
    Star Micronics Co., Ltd............................  3,100   42,637
    Starbucks Coffee Japan, Ltd........................  1,200   13,780
    Starts Corp., Inc..................................  1,500   24,678
    Starzen Co., Ltd...................................  4,000   11,536
    Stella Chemifa Corp................................    900   12,192
#   Sumco Corp.........................................  3,500   32,220
    Sumida Corp........................................  1,100    7,704
    Suminoe Textile Co., Ltd...........................  5,000   17,662
    Sumitomo Bakelite Co., Ltd......................... 18,000   71,422
    Sumitomo Densetsu Co., Ltd.........................  1,100   12,957
*   Sumitomo Mitsui Construction Co., Ltd.............. 39,460   44,518
    Sumitomo Osaka Cement Co., Ltd..................... 30,000  107,846
    Sumitomo Precision Products Co., Ltd...............  2,000    8,005
    Sumitomo Real Estate Sales Co., Ltd................  1,200   34,795
#   Sumitomo Seika Chemicals Co., Ltd..................  4,000   27,176
    Sumitomo Warehouse Co., Ltd. (The)................. 11,000   62,045
    Sun Frontier Fudousan Co., Ltd.....................  1,500   16,875
*   SWCC Showa Holdings Co., Ltd....................... 12,000   13,276
    Systena Corp.......................................  1,300    9,798
    T Hasegawa Co., Ltd................................  1,600   24,342
    T RAD Co., Ltd.....................................  5,000   13,929
    T&K Toka Co., Ltd..................................    500   10,563
    T-Gaia Corp........................................  2,100   19,480
    Tabuchi Electric Co., Ltd..........................  3,000   29,571
    Tachi-S Co., Ltd...................................  2,100   35,294
    Tadano, Ltd........................................  4,000   69,493
    Taihei Dengyo Kaisha, Ltd..........................  3,000   22,729
    Taiho Kogyo Co., Ltd...............................  1,900   20,816
    Taikisha, Ltd......................................  2,000   46,440
    Taiko Bank, Ltd. (The).............................  4,000    8,739
    Taiyo Holdings Co., Ltd............................    400   12,343
#   Taiyo Yuden Co., Ltd...............................  8,000   85,321
    Takamatsu Construction Group Co., Ltd..............  1,600   27,062
    Takaoka Toko Co., Ltd..............................    400    5,611
    Takara Leben Co., Ltd.............................. 10,600   35,840
    Takara Standard Co., Ltd...........................  7,000   63,518
    Takasago International Corp........................  7,000   33,368
    Takasago Thermal Engineering Co., Ltd..............  6,000   73,990
    Takata Corp........................................  1,800   35,808
#   Takeei Corp........................................  1,900   20,543
    Takeuchi Manufacturing Co., Ltd....................    500   20,510
    Takiron Co., Ltd...................................  3,000   17,040
    Takuma Co., Ltd....................................  6,000   36,381
#   Tamron Co., Ltd....................................  1,500   33,625

                                     1584

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Tamura Corp........................................  4,000 $ 15,967
#   Tatsuta Electric Wire and Cable Co., Ltd...........  2,000   11,502
#*  Teac Corp..........................................  5,000    3,037
    TECHNO ASSOCIE Co., Ltd............................  1,800   16,988
    Teikoku Tsushin Kogyo Co., Ltd.....................  4,000    7,282
#   Tekken Corp........................................ 11,000   40,542
    Tenma Corp.........................................  2,000   31,275
    TKC Corp...........................................  1,600   33,845
    Toa Corp.(6894434).................................  2,600   32,188
    Toa Corp.(6894508)................................. 12,000   21,347
    TOA ROAD Corp......................................  3,000   12,392
    Toagosei Co., Ltd.................................. 25,000  105,331
#*  Tobishima Corp.....................................  2,400    3,783
    TOC Co., Ltd.......................................  5,000   35,260
    Tocalo Co., Ltd....................................  1,000   17,081
    Tochigi Bank, Ltd. (The)........................... 10,000   41,364
    Toda Corp.......................................... 17,000   72,820
    Toei Co., Ltd......................................  5,000   26,437
    Toenec Corp........................................  3,000   16,429
    Toho Bank, Ltd. (The).............................. 21,000   75,047
    Toho Holdings Co., Ltd.............................  3,000   56,638
#*  Toho Titanium Co., Ltd.............................  2,900   23,723
    Toho Zinc Co., Ltd................................. 12,000   56,694
    Tohoku Bank, Ltd. (The)............................  8,000   11,670
    Tokai Carbon Co., Ltd.............................. 13,000   37,188
    Tokai Corp/Gifu....................................    200    5,816
    TOKAI Holdings Corp................................  5,000   21,144
    Tokai Rika Co., Ltd................................  2,600   54,256
    Tokai Rubber Industries, Ltd.......................  2,700   26,677
#   Token Corp.........................................    480   22,171
    Tokushu Tokai Paper Co., Ltd.......................  5,189   11,206
#   Tokuyama Corp...................................... 20,000   68,493
    Tokyo Dome Corp.................................... 16,000   75,164
    Tokyo Energy & Systems, Inc........................  2,000   11,992
*   Tokyo Kikai Seisakusho, Ltd........................  6,000    5,075
    Tokyo Ohka Kogyo Co., Ltd..........................  2,700   64,637
#   Tokyo Rakutenchi Co., Ltd..........................  5,000   23,849
#*  Tokyo Rope Manufacturing Co., Ltd..................  4,000    7,013
    Tokyo Seimitsu Co., Ltd............................  2,300   40,789
#   Tokyo Steel Manufacturing Co., Ltd.................  9,000   53,991
    Tokyo Tekko Co., Ltd...............................  3,000   15,938
    Tokyo Theatres Co., Inc............................  6,000    8,516
#   Tokyo Tomin Bank, Ltd. (The).......................  2,500   29,564
#   Tokyu Recreation Co., Ltd..........................  3,000   18,447
    Toli Corp..........................................  6,000   12,887
    Tomato Bank, Ltd...................................  9,000   15,495
    Tomen Electronics Corp.............................    800   12,855
    TOMONY Holdings, Inc............................... 14,500   59,396
#   Tomy Co., Ltd......................................  5,617   29,178
    Tonami Holdings Co., Ltd...........................  3,000    6,930
#   Topcon Corp........................................  2,800   63,982
    Toppan Forms Co., Ltd..............................  2,600   25,412
    Topre Corp.........................................  2,100   29,705

                                     1585

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Topy Industries, Ltd............................... 16,000 $33,196
#   Toridoll.corp......................................  1,200  10,037
#   Torishima Pump Manufacturing Co., Ltd..............  2,000  17,730
#   Tosei Corp.........................................  4,200  27,848
    Toshiba Machine Co., Ltd........................... 10,000  44,430
    Toshiba Plant Systems & Services Corp..............  4,000  63,438
    Toshiba TEC Corp...................................  8,000  52,474
#   Tosho Printing Co., Ltd............................  5,000  23,601
    Totetsu Kogyo Co., Ltd.............................  3,000  73,569
    Tottori Bank, Ltd. (The)...........................  6,000  12,437
    Towa Bank, Ltd. (The).............................. 10,000   9,843
#   Towa Pharmaceutical Co., Ltd.......................    900  34,397
    Toyo Construction Co., Ltd.........................  3,200  13,241
    Toyo Corp..........................................  3,000  33,479
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................  5,000  21,274
#   Toyo Engineering Corp..............................  9,000  39,625
    Toyo Ink SC Holdings Co., Ltd...................... 15,000  71,059
    Toyo Kanetsu K.K................................... 12,000  29,796
    Toyo Kohan Co., Ltd................................  3,000  17,394
    Toyo Securities Co., Ltd...........................  5,000  13,879
    Toyo Tanso Co., Ltd................................    300   7,358
    Toyo Tire & Rubber Co., Ltd........................  3,803  69,043
    Toyobo Co., Ltd.................................... 51,000  82,546
    TPR Co., Ltd.......................................  2,100  49,169
#   Trancom Co., Ltd...................................    600  23,846
    Transcosmos, Inc...................................  1,900  40,529
    Trusco Nakayama Corp...............................  1,400  35,220
    TSI Holdings Co., Ltd..............................  6,525  47,934
    Tsubakimoto Chain Co...............................  9,000  76,812
#   Tsugami Corp.......................................  5,000  25,374
    Tsukishima Kikai Co., Ltd..........................  3,000  33,213
    Tsukuba Bank, Ltd..................................  5,500  18,658
    Tsukui Corp........................................  2,600  23,957
#   Tsumura & Co.......................................  3,000  72,125
    Tsurumi Manufacturing Co., Ltd.....................  2,000  26,672
    Tsutsumi Jewelry Co., Ltd..........................    800  20,433
#   U-Shin, Ltd........................................  2,000  11,729
#   UACJ Corp.......................................... 16,034  63,342
#   Ube Industries, Ltd................................ 43,400  74,885
    Uchida Yoko Co., Ltd...............................  4,000  14,470
    UKC Holdings Corp..................................    300   4,683
*   Ulvac, Inc.........................................  4,900  97,518
    Uniden Corp........................................  2,000   4,839
    Union Tool Co......................................    400  10,537
    Unipres Corp.......................................  2,300  49,692
    United Arrows, Ltd.................................  1,200  46,996
*   Unitika, Ltd....................................... 52,000  23,120
    Universal Entertainment Corp.......................  2,600  45,205
    UNY Group Holdings Co., Ltd........................ 15,800  93,924
*   Usen Corp..........................................  4,870  19,179
    Ushio, Inc.........................................  4,600  54,901
    Valor Co., Ltd.....................................  2,000  32,593
    Vital KSK Holdings, Inc............................  2,800  22,668

                                     1586

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    VT Holdings Co., Ltd...............................  6,900 $    36,998
    Wacoal Holdings Corp...............................  6,000      63,382
#   Wacom Co., Ltd..................................... 11,800      54,101
    Wakita & Co., Ltd..................................  2,000      23,418
    Warabeya Nichiyo Co., Ltd..........................  1,200      23,945
#   WATAMI Co., Ltd....................................  1,400      18,912
    Welcia Holdings Co., Ltd...........................    400      25,612
#   West Holdings Corp.................................  1,800      25,916
    Wood One Co., Ltd..................................  3,000       8,970
    Xebio Co., Ltd.....................................  1,500      26,808
    Yachiyo Bank, Ltd. (The)...........................  1,300      41,406
    Yahagi Construction Co., Ltd.......................  1,500      11,406
    YAMABIKO Corp......................................    615      24,107
    Yamagata Bank, Ltd. (The).......................... 11,000      53,316
    Yamaichi Electronics Co., Ltd......................  1,600      10,291
    Yamanashi Chuo Bank, Ltd. (The).................... 14,000      62,757
    Yamazen Corp.......................................  3,000      23,756
    Yaoko Co., Ltd.....................................    500      28,203
    Yasuda Logistics Corp..............................  2,000      20,411
    Yellow Hat, Ltd....................................  1,800      39,479
    Yodogawa Steel Works, Ltd..........................  9,000      40,164
    Yokogawa Bridge Holdings Corp......................  2,000      30,013
    Yokohama Reito Co., Ltd............................  3,000      25,262
    Yokowo Co., Ltd....................................  1,700       8,824
    Yomeishu Seizo Co., Ltd............................  2,000      18,398
    Yondenko Corp......................................  2,100       8,592
    Yondoshi Holdings, Inc.............................  1,159      25,221
    Yorozu Corp........................................  1,900      40,386
    Yuasa Trading Co., Ltd............................. 18,000      38,088
    Yurtec Corp........................................  4,000      24,685
    Yusen Logistics Co., Ltd...........................    600       6,931
    Yushiro Chemical Industry Co., Ltd.................  1,000      12,641
#   Zenrin Co., Ltd....................................  1,800      21,018
    Zensho Holdings Co., Ltd...........................  6,900      69,232
    ZERIA Pharmaceutical Co., Ltd......................  2,200      53,924
#   Zuken, Inc.........................................  2,000      19,509
                                                               -----------
TOTAL JAPAN............................................         29,931,895
                                                               -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV.............................  6,785     207,019
    Accell Group.......................................  1,850      34,203
*   AFC Ajax NV........................................    864      10,873
*   AMG Advanced Metallurgical Group NV................  1,768      17,214
    Amsterdam Commodities NV...........................    600      13,661
*   APERAM.............................................  3,991     134,311
    Arcadis NV.........................................  4,256     133,023
    ASM International NV...............................  5,088     193,473
    BE Semiconductor Industries NV.....................  3,299      55,039
    Beter Bed Holding NV...............................  1,357      31,278
    BinckBank NV.......................................  5,546      62,807
    Brunel International NV............................  2,776      72,717
    Corbion NV.........................................  6,245     118,859
    Delta Lloyd NV..................................... 15,418     356,136

                                     1587

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    Exact Holding NV...................................    931 $   38,719
    Fugro NV...........................................    852     32,807
*   Galapagos NV.......................................  1,948     38,139
*   Grontmij...........................................  2,730     14,797
#   Heijmans NV........................................  1,624     23,046
    Hunter Douglas NV..................................    130      5,849
    KAS Bank NV........................................    488      6,585
    Kendrion NV........................................    817     25,453
#   Koninklijke BAM Groep NV........................... 25,585     69,360
#   Koninklijke Ten Cate NV............................  2,038     52,515
    Koninklijke Wessanen NV............................ 10,973     63,908
*   Macintosh Retail Group NV..........................    944      9,465
#   Nutreco NV.........................................  8,732    373,023
#*  Ordina NV..........................................  2,349      5,627
*   PostNL NV.......................................... 43,334    216,265
#*  Royal Imtech NV.................................... 19,232     15,187
*   SBM Offshore NV.................................... 11,207    150,480
    Sligro Food Group NV...............................  1,688     67,525
#   SNS Reaal NV....................................... 15,156         --
    Telegraaf Media Groep NV...........................  1,964     17,114
    TKH Group NV.......................................  2,994     94,112
#   TNT Express NV..................................... 33,323    268,522
*   TomTom NV.......................................... 12,169     88,462
    USG People NV......................................  7,067     97,612
                                                               ----------
TOTAL NETHERLANDS......................................         3,215,185
                                                               ----------
NEW ZEALAND -- (0.9%)
#*  a2 Milk Co., Ltd................................... 16,703      9,162
    Air New Zealand, Ltd............................... 41,085     68,869
*   Bathurst Resources, Ltd............................  5,351        257
    Briscoe Group, Ltd................................. 15,371     35,081
    Cavalier Corp., Ltd................................  8,600      8,364
    Chorus, Ltd........................................  8,097     12,006
    Contact Energy, Ltd................................  6,004     28,194
    Ebos Group, Ltd....................................  4,432     37,999
    Fisher & Paykel Healthcare Corp., Ltd.............. 31,547    127,100
    Freightways, Ltd...................................  8,779     36,574
    Hallenstein Glasson Holdings, Ltd..................  5,327     13,678
    Heartland New Zealand, Ltd.........................  5,841      4,656
    Infratil, Ltd...................................... 38,003     80,266
    Kathmandu Holdings, Ltd............................  5,643     15,951
#   Mainfreight, Ltd...................................  6,252     78,787
#   Metlifecare, Ltd................................... 11,376     42,502
    New Zealand Refining Co., Ltd. (The)............... 13,533     19,421
    Nuplex Industries, Ltd............................. 14,414     36,191
    NZX, Ltd...........................................  4,430      4,909
    PGG Wrightson, Ltd................................. 10,577      3,592
#   Port of Tauranga, Ltd..............................  7,100     93,348
*   Pumpkin Patch, Ltd.................................  7,400      2,329
    Restaurant Brands New Zealand, Ltd.................  9,560     26,491
    Ryman Healthcare, Ltd.............................. 27,532    188,676
    Sanford, Ltd.......................................  6,562     22,578
    Sky Network Television, Ltd........................ 21,050    120,258

                                     1588

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd...................  36,975 $  117,739
    Steel & Tube Holdings, Ltd.........................   5,579     13,918
    Summerset Group Holdings, Ltd......................   8,547     22,608
    Tower, Ltd.........................................   6,822     10,573
    Trade Me Group, Ltd................................  16,226     47,758
#   TrustPower, Ltd....................................   4,827     29,254
    Vector, Ltd........................................  16,069     35,314
    Warehouse Group, Ltd. (The)........................   5,475     14,714
*   Xero, Ltd..........................................   2,284     48,098
                                                                ----------
TOTAL NEW ZEALAND......................................          1,457,215
                                                                ----------
NORWAY -- (1.0%)
#   ABG Sundal Collier Holding ASA.....................   8,171      7,244
    American Shipping ASA..............................   2,165     16,047
*   Archer, Ltd........................................  29,102     44,936
    Atea ASA...........................................   5,000     58,781
    Austevoll Seafood ASA..............................   5,800     39,027
    Bakkafrost P/F.....................................   2,040     39,779
    Bonheur ASA........................................      83      1,516
    BW Offshore, Ltd...................................  39,005     51,588
    Cermaq ASA.........................................   3,800     47,956
#*  Det Norske Oljeselskap ASA.........................   6,639     73,117
*   DOF ASA............................................   2,500     10,988
    Ekornes ASA........................................   1,600     19,901
*   Electromagnetic GeoServices........................   4,467      3,953
    Evry ASA...........................................   3,410      6,399
    Farstad Shipping ASA...............................     800     14,557
#*  Frontline, Ltd.....................................   1,361      3,312
#   Ganger Rolf ASA....................................   1,960     33,010
    Golden Ocean Group, Ltd............................  29,034     44,335
    Hexagon Composites ASA.............................   6,540     38,163
*   Hoegh LNG Holdings, Ltd............................   4,064     51,028
*   Kongsberg Automotive Holding ASA...................  47,061     50,765
    Kvaerner ASA.......................................  10,879     18,913
    Leroey Seafood Group ASA...........................   1,503     54,478
#*  Nordic Semiconductor ASA...........................  10,897     58,624
*   Norske Skogindustrier ASA..........................   7,000      5,860
#*  Norwegian Air Shuttle A.S..........................   1,507     45,533
#*  Norwegian Energy Co. ASA...........................   9,584        229
*   Odfjell SE Class A.................................   1,000      4,204
    Opera Software ASA.................................   6,271     73,506
*   Panoro Energy ASA..................................   1,501        821
    Prosafe SE.........................................  13,000     96,814
*   REC Silicon ASA.................................... 140,159     77,071
*   REC Solar ASA......................................   2,416     32,047
    Salmar ASA.........................................   2,871     56,228
*   Sevan Drilling A.S.................................  16,161      7,676
    Sevan Marine ASA...................................   1,337      5,117
    Siem Offshore, Inc.................................   9,787     12,503
    Solstad Offshore ASA...............................   1,000     16,732
#*  Songa Offshore.....................................  22,582      9,225
    SpareBank 1 SMN....................................   8,057     68,281
    SpareBank 1 SR Bank ASA............................   3,861     35,398

                                     1589

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
    Stolt-Nielsen, Ltd.................................   1,022 $   23,218
    Tomra Systems ASA..................................  14,102    117,032
    TTS Group ASA......................................   1,100      1,024
    Veidekke ASA.......................................   4,900     53,595
    Wilh Wilhelmsen ASA................................   1,741     14,371
    Wilh Wilhelmsen Holding ASA Class A................   2,050     62,630
                                                                ----------
TOTAL NORWAY...........................................          1,607,532
                                                                ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................   7,954     22,272
*   Banco BPI SA.......................................  21,554     43,407
#*  Banco Comercial Portugues SA....................... 950,475    135,746
    Mota-Engil SGPS SA.................................   8,817     54,992
    NOS SGPS...........................................  11,746     70,011
    Portucel SA........................................  20,700     94,960
    REN - Redes Energeticas Nacionais SGPS SA..........  23,639     83,232
    Semapa-Sociedade de Investimento e Gestao..........   6,200     91,052
    Sonae..............................................  70,140    105,403
*   Sonae Industria SGPS SA............................   2,500      1,210
                                                                ----------
TOTAL PORTUGAL.........................................            702,285
                                                                ----------
SINGAPORE -- (1.3%)
#*  Ausgroup, Ltd......................................  44,000     14,468
    Banyan Tree Holdings, Ltd..........................   7,000      3,693
#   Biosensors International Group, Ltd................ 111,000     75,353
    Boustead Singapore, Ltd............................  22,000     32,395
    Bukit Sembawang Estates, Ltd.......................  10,500     52,899
    Bund Center Investment, Ltd........................ 108,000     17,677
    CH Offshore, Ltd...................................  17,400      6,541
    China Aviation Oil Singapore Corp., Ltd............   9,600      6,343
    Chip Eng Seng Corp., Ltd...........................  45,000     29,900
    Chuan Hup Holdings, Ltd............................  87,000     20,197
#   Cosco Corp. Singapore, Ltd.........................  76,000     43,390
    Creative Technology, Ltd...........................   2,650      4,770
    CSE Global, Ltd....................................  40,000     23,238
    CWT, Ltd...........................................  12,000     16,227
*   Delong Holdings, Ltd...............................  17,000      3,482
    Ezra Holdings, Ltd.................................  49,600     46,488
    Falcon Energy Group, Ltd...........................  21,000      7,124
    Far East Orchard, Ltd..............................  11,239     17,110
    Fragrance Group, Ltd...............................  82,000     15,746
    GK Goh Holdings, Ltd...............................  17,000     12,178
#   Global Premium Hotels, Ltd.........................   6,560      1,939
    GMG Global, Ltd.................................... 275,000     18,282
    Goodpack, Ltd......................................  43,000     84,595
    GuocoLand, Ltd.....................................   5,000      8,489
    GuocoLeisure, Ltd..................................  53,000     46,130
    Hi-P International, Ltd............................  23,000     11,894
    Ho Bee Land, Ltd...................................  14,000     25,166
    Hong Fok Corp., Ltd................................  49,200     41,849
    Hong Leong Asia, Ltd...............................   8,000     10,172
    Hotel Grand Central, Ltd...........................  36,273     40,063

                                     1590

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    Hwa Hong Corp., Ltd................................  59,000 $   15,123
    Hyflux, Ltd........................................  27,500     26,102
    Indofood Agri Resources, Ltd.......................  28,000     21,670
    k1 Ventures, Ltd................................... 120,000     19,704
    Keppel Infrastructure Trust........................  29,000     24,053
#*  Linc Energy, Ltd...................................  38,912     38,827
    Metro Holdings, Ltd................................  49,200     36,537
    Midas Holdings, Ltd................................ 114,000     39,646
    Nam Cheong, Ltd....................................  67,000     24,616
    OSIM International, Ltd............................  18,000     41,290
    Otto Marine, Ltd...................................  48,000      2,747
    OUE Hospitality Trust..............................   3,833      2,782
#   OUE, Ltd...........................................  23,000     45,042
    Oxley Holdings, Ltd................................  57,000     30,199
    Petra Foods, Ltd...................................  16,000     50,477
*   Raffles Education Corp., Ltd.......................  49,200     15,106
    Raffles Medical Group, Ltd.........................  21,000     65,698
    Rotary Engineering, Ltd............................  17,000     10,102
    SBS Transit, Ltd...................................  23,000     31,375
    Sheng Siong Group, Ltd.............................  37,000     21,016
    Sinarmas Land, Ltd................................. 108,000     57,216
    SMRT Corp., Ltd....................................  56,000     70,839
    Stamford Land Corp., Ltd...........................  21,000     10,859
*   SunVic Chemical Holdings, Ltd......................  40,000     16,282
#   Super Group, Ltd...................................  26,000     30,601
    Swiber Holdings, Ltd...............................  23,000      9,630
    Tat Hong Holdings, Ltd.............................  35,000     24,606
    Triyards holdings, Ltd.............................   4,960      2,950
    Tuan Sing Holdings, Ltd............................  44,628     14,266
    United Engineers, Ltd..............................  34,000     65,237
#   United Envirotech, Ltd.............................  46,000     50,351
    UOB-Kay Hian Holdings, Ltd.........................  31,302     40,711
*   Vard Holdings, Ltd.................................  33,000     28,582
    Venture Corp., Ltd.................................  23,000    149,322
    Wheelock Properties Singapore, Ltd.................  20,000     30,329
    Wing Tai Holdings, Ltd.............................  45,970     72,542
    Yeo Hiap Seng, Ltd.................................   2,482      4,228
    Yongnam Holdings, Ltd..............................  70,000     13,146
                                                                ----------
TOTAL SINGAPORE........................................          1,991,607
                                                                ----------
SPAIN -- (2.1%)
    Abengoa SA.........................................   2,175     12,535
#   Abengoa SA Class B.................................  27,782    147,703
    Acciona SA.........................................   1,910    156,629
    Acerinox SA........................................   7,865    130,888
    Adveo Group International SA.......................     733     17,679
*   Almirall SA........................................   5,548     84,804
    Atresmedia Corp de Medios de Comunicacion SA.......   3,640     53,339
*   Azkoyen SA.........................................   2,184      6,529
*   Baron de Ley.......................................      67      6,680
    Bolsas y Mercados Espanoles SA.....................   4,935    224,212
*   Cementos Portland Valderrivas SA...................   1,167      8,074
    Cie Automotive SA..................................   1,757     24,739

                                     1591

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Construcciones y Auxiliar de Ferrocarriles SA......    137 $   56,897
*   Deoleo SA..........................................  8,137      4,410
    Duro Felguera SA...................................  4,252     26,633
    Ebro Foods SA......................................  8,515    174,012
    Elecnor SA.........................................  1,707     24,379
    Ence Energia y Celulosa SA......................... 10,121     21,550
*   Ercros SA..........................................  3,027      1,988
    Faes Farma SA...................................... 14,089     39,127
*   Fomento de Construcciones y Contratas SA...........  4,026     87,193
*   Gamesa Corp. Tecnologica SA........................ 13,178    165,018
    Grupo Catalana Occidente SA........................  3,722    130,460
#*  Grupo Ezentis SA...................................  6,873      6,567
    Iberpapel Gestion SA...............................    936     16,337
    Indra Sistemas SA..................................  8,172    126,388
*   Inmobiliaria Colonial SA...........................    350        267
*   Jazztel P.L.C...................................... 16,693    224,298
*   Mediaset Espana Comunicacion SA.................... 12,622    147,218
    Melia Hotels International SA......................  4,123     47,826
    Miquel y Costas & Miquel SA........................    740     29,176
*   NH Hotel Group SA.................................. 15,987     86,442
    Obrascon Huarte Lain SA............................  3,159    119,239
    Papeles y Cartones de Europa SA....................  2,764     15,817
*   Pescanova SA.......................................  1,077         --
*   Promotora de Informaciones SA Class A.............. 12,732      5,808
    Prosegur Cia de Seguridad SA....................... 22,000    148,419
*   Realia Business SA.................................  4,187      6,578
*   Sacyr SA........................................... 22,764    128,325
    Tecnicas Reunidas SA...............................  2,032    114,223
    Tubacex SA.........................................  5,465     28,492
    Tubos Reunidos SA..................................  8,287     29,292
    Vidrala SA.........................................  1,160     56,225
    Viscofan SA........................................  4,280    239,822
*   Zeltia SA.......................................... 20,136     77,121
                                                               ----------
TOTAL SPAIN............................................         3,259,358
                                                               ----------
SWEDEN -- (3.2%)
    AAK AB.............................................  1,961    111,714
    AddTech AB Class B.................................  7,500    119,043
    AF AB Class B......................................  5,364     89,707
    Atrium Ljungberg AB Class B........................    798     12,583
#   Avanza Bank Holding AB.............................  1,713     60,597
    Axfood AB..........................................  1,800     91,773
#   Axis Communications AB.............................  3,030     95,130
    B&B Tools AB Class B...............................  2,500     58,148
#*  BE Group AB........................................  2,600      4,309
    Beijer Alma AB.....................................  1,700     47,941
    Beijer Ref AB Class B..............................  1,786     37,801
    Betsson AB.........................................  3,029    105,079
    Bilia AB Class A...................................  2,065     55,998
    BillerudKorsnas AB................................. 10,868    160,552
    BioGaia AB Class B.................................  1,689     44,753
    Bure Equity AB.....................................  1,767      7,616
    Byggmax Group AB...................................  2,856     23,247

                                     1592

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Castellum AB....................................... 10,137 $170,093
    Catena AB..........................................  1,487   21,970
*   CDON Group AB......................................  3,088   11,314
#   Clas Ohlson AB Class B.............................  2,530   48,121
*   Cloetta AB Class B................................. 12,785   38,223
    Concentric AB......................................  3,360   44,332
    Dios Fastigheter AB................................  3,244   26,624
    Duni AB............................................  3,495   48,003
*   Eniro AB........................................... 10,222   32,742
    Fabege AB..........................................  8,688  118,851
*   Fastighets AB Balder...............................  2,430   30,847
    Gunnebo AB.........................................  3,000   17,737
    Haldex AB..........................................  3,360   44,178
    Hexpol AB..........................................  2,066  173,558
    HIQ International AB...............................  4,214   22,658
    Holmen AB Class B..................................  5,220  175,797
    Industrial & Financial Systems Class B.............  1,799   58,878
    Indutrade AB.......................................  1,543   68,694
    Intrum Justitia AB.................................  5,500  168,301
    JM AB..............................................  5,312  168,075
*   Kambi Group P.L.C. Class B.........................  1,751   10,382
*   KappAhl AB.........................................  6,122   34,096
*   Karolinska Development AB Class B..................  1,741    5,699
    Klovern AB.........................................  1,714    8,527
    Kungsleden AB...................................... 11,062   77,624
    Lagercrantz AB Class B.............................  2,500   54,119
*   Lindab International AB............................  5,462   51,458
    Loomis AB Class B..................................  3,493  103,798
    Meda AB Class A.................................... 13,817  222,774
#*  Medivir AB Class B.................................  1,986   34,626
    Mekonomen AB.......................................  1,400   32,168
    Modern Times Group AB Class B......................  3,527  137,397
#   Mycronic AB........................................  2,400    6,001
    NCC AB Class B.....................................  8,486  265,163
    Net Entertainment NE AB............................  1,952   48,584
*   Net Insight AB Class B............................. 11,409    3,711
#   New Wave Group AB Class B..........................  2,000   11,278
    Nibe Industrier AB Class B.........................  5,299  141,862
    Nobia AB...........................................  8,067   61,604
    Nolato AB Class B..................................  1,100   26,893
    Nordnet AB Class B.................................  3,919   15,684
#*  PA Resources AB....................................    127      118
#   Peab AB............................................ 14,480  102,069
    Proffice AB Class B................................  2,061    7,588
#   Ratos AB Class B................................... 12,136   99,014
*   Rezidor Hotel Group AB.............................  7,735   43,201
    Saab AB Class B....................................  3,366   92,002
    Sagax AB Class B...................................  1,910   10,174
#*  SAS AB.............................................  7,999   14,647
    SkiStar AB.........................................  1,500   17,252
#*  SSAB AB Class A.................................... 10,488  101,247
#*  SSAB AB Class B....................................  5,703   49,996
    Sweco AB Class B...................................  1,500   24,470

                                     1593

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
*   Swedish Orphan Biovitrum AB........................  9,932 $  119,409
    Systemair AB.......................................    107      1,687
#   Transmode AB.......................................    734      7,621
    Unibet Group P.L.C.................................  1,751     85,204
    Wallenstam AB Class B..............................  5,304     87,853
    Wihlborgs Fastigheter AB...........................  3,900     72,570
                                                               ----------
TOTAL SWEDEN...........................................         4,904,557
                                                               ----------
SWITZERLAND -- (4.1%)
    AFG Arbonia-Forster Holding AG.....................  1,105     29,843
    Allreal Holding AG.................................    910    124,606
    Alpiq Holding AG...................................    101     10,600
    ams AG.............................................  4,000    142,635
    APG SGA SA.........................................     64     20,439
    Ascom Holding AG...................................  2,468     36,118
    Autoneum Holding AG................................    398     68,100
#   Bachem Holding AG Class B..........................    343     18,784
    Bank Coop AG.......................................    580     28,293
    Banque Cantonale de Geneve.........................     85     19,750
    Banque Cantonale Vaudoise..........................    190    101,184
    Belimo Holding AG..................................     34     89,967
    Bell AG............................................      8     20,642
    Bellevue Group AG..................................    298      4,206
    Berner Kantonalbank AG.............................    278     57,689
    BKW AG.............................................  1,235     43,812
    Bobst Group SA.....................................    800     37,340
    Bossard Holding AG Class A.........................    477     55,506
    Bucher Industries AG...............................    416    125,063
    Burckhardt Compression Holding AG..................    221    115,256
    Burkhalter Holding AG..............................    185     16,381
*   Charles Voegele Holding AG.........................    750     12,876
    Cie Financiere Tradition SA........................     66      3,138
    Clariant AG........................................  8,020    149,307
    Coltene Holding AG.................................    250     15,064
    Conzzeta AG........................................     27    108,129
    Daetwyler Holding AG...............................    296     41,448
#*  Dufry AG...........................................  1,260    215,777
    Edmond de Rothschild Suisse SA.....................      1     16,008
    EFG International AG...............................  3,568     42,561
    Emmi AG............................................    195     67,190
    Energiedienst Holding AG...........................  1,000     34,120
    Flughafen Zuerich AG...............................    302    187,962
    Forbo Holding AG...................................    150    146,475
    GAM Holding AG..................................... 12,356    223,666
    Gategroup Holding AG...............................  1,678     42,460
    Georg Fischer AG...................................    344    227,325
    Gurit Holding AG...................................     25     11,743
    Helvetia Holding AG................................    456    222,194
    Huber & Suhner AG..................................    649     32,110
    Implenia AG........................................  1,185     69,753
    Inficon Holding AG.................................    149     47,842
    Intershop Holdings AG..............................    111     43,058
    Jungfraubahn Holding AG............................     31      2,571

                                     1594

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Kaba Holding AG Class B............................    250 $  120,959
    Kardex AG..........................................    430     19,723
    Komax Holding AG...................................    407     62,641
    Kudelski SA........................................  3,314     56,249
    Kuoni Reisen Holding AG............................    311    105,205
    LEM Holding SA.....................................     42     35,244
    Liechtensteinische Landesbank AG...................    380     16,526
    Logitech International SA.......................... 10,861    159,297
    Lonza Group AG.....................................  3,419    379,145
    Luzerner Kantonalbank AG...........................    200     77,679
    MCH Group AG.......................................     12        855
    Metall Zug AG......................................     12     34,010
#*  Meyer Burger Technology AG.........................  5,000     58,794
    Micronas Semiconductor Holding AG..................  2,979     24,352
*   Mobilezone Holding AG..............................  2,585     28,862
    Mobimo Holding AG..................................    666    135,237
    Nobel Biocare Holding AG........................... 10,504    184,353
    OC Oerlikon Corp. AG............................... 15,998    215,898
*   Orascom Development Holding AG.....................    935     19,670
#   Panalpina Welttransport Holding AG.................    751    102,248
    Phoenix Mecano AG..................................     50     29,644
    PSP Swiss Property AG..............................    148     13,084
    Rieter Holding AG..................................    372     86,199
    Romande Energie Holding SA.........................     27     32,466
*   Schmolz + Bickenbach AG............................ 47,389     71,614
    Schweiter Technologies AG..........................     84     58,748
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................  1,103     98,143
    Siegfried Holding AG...............................    280     48,908
    St Galler Kantonalbank AG..........................    170     64,700
    Straumann Holding AG...............................    532    125,533
*   Swisslog Holding AG................................ 16,104     19,995
    Swissquote Group Holding SA........................    538     17,758
    Tamedia AG.........................................     24      3,263
    Tecan Group AG.....................................    860     97,455
    Temenos Group AG...................................  4,259    152,248
    U-Blox AG..........................................    398     51,510
*   Valartis Group AG..................................    200      4,611
    Valiant Holding AG.................................  1,090    103,566
    Valora Holding AG..................................    224     54,145
    Vaudoise Assurances Holding SA Class B.............     41     18,445
    Vetropack Holding AG...............................      9     15,686
#*  Von Roll Holding AG................................  1,435      2,692
#   Vontobel Holding AG................................  1,700     60,878
    VP Bank AG.........................................    198     17,119
    Walliser Kantonalbank..............................     15     11,657
    Ypsomed Holding AG.................................    227     20,115
    Zehnder Group AG...................................    480     19,011
    Zug Estates Holding AG.............................     12     15,461
    Zuger Kantonalbank AG..............................      8     39,985
                                                               ----------
TOTAL SWITZERLAND......................................         6,320,577
                                                               ----------
UNITED KINGDOM -- (19.6%)
    888 Holdings P.L.C.................................  5,052     10,092

                                     1595

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    A.G. BARR P.L.C....................................   6,780 $ 75,749
*   Afren P.L.C........................................  57,931  107,389
    African Barrick Gold P.L.C.........................  12,404   54,750
*   Aga Rangemaster Group P.L.C........................   7,312   19,488
    Alent P.L.C........................................  15,912   89,785
    AMEC P.L.C.........................................  10,912  208,886
    Amlin P.L.C........................................  30,535  234,603
    Anglo Pacific Group P.L.C..........................   9,858   31,302
    Anglo-Eastern Plantations P.L.C....................     186    2,114
    Anite P.L.C........................................  19,453   29,449
    Ashmore Group P.L.C................................  19,064  113,338
    Ashtead Group P.L.C................................  35,617  534,278
    Balfour Beatty P.L.C...............................  87,404  350,776
    Bank of Georgia Holdings P.L.C.....................   1,747   71,609
    Barratt Developments P.L.C.........................  88,920  521,648
    BBA Aviation P.L.C.................................  33,952  182,134
    Beazley P.L.C......................................  44,533  182,897
    Bellway P.L.C......................................  15,544  394,552
    Berendsen P.L.C....................................  12,354  217,888
    Berkeley Group Holdings P.L.C......................   4,435  182,576
    Betfair Group P.L.C................................   3,513   61,814
    Bloomsbury Publishing P.L.C........................   3,174    9,437
    Bodycote P.L.C.....................................  14,936  174,564
    Booker Group P.L.C.................................  79,442  167,196
    Boot Henry P.L.C...................................   3,595   11,228
    Bovis Homes Group P.L.C............................  17,954  230,691
    Brammer P.L.C......................................   7,235   52,283
    Brewin Dolphin Holdings P.L.C......................  31,599  159,451
    British Polythene Industries P.L.C.................   2,000   21,523
    Britvic P.L.C......................................  16,185  191,258
*   BTG P.L.C..........................................  30,003  306,375
    Bwin.Party Digital Entertainment P.L.C.............  45,519   65,660
    Cable & Wireless Communications P.L.C.............. 169,320  133,962
*   Cairn Energy P.L.C.................................  13,593   40,338
    Cape P.L.C.........................................   6,374   30,486
    Capital & Counties Properties P.L.C................   4,420   23,868
    Carillion P.L.C....................................  52,138  293,228
    Castings P.L.C.....................................   4,744   41,244
    Catlin Group, Ltd..................................  24,393  206,964
*   Centamin P.L.C.....................................  57,143   69,522
    Chemring Group P.L.C...............................  15,420   52,734
    Chesnara P.L.C.....................................   3,745   19,600
    Chime Communications P.L.C.........................   1,262    6,939
    Cineworld Group P.L.C..............................   9,964   54,141
    Clarkson P.L.C.....................................     606   22,420
    Close Brothers Group P.L.C.........................  18,005  384,776
    Cobham P.L.C.......................................  50,230  247,836
*   Colt Group SA......................................  19,039   46,558
    Communisis P.L.C...................................   4,956    5,141
    Computacenter P.L.C................................   5,989   61,338
    Connect Group P.L.C................................  10,824   28,161
    Consort Medical P.L.C..............................   1,541   23,620
    Cranswick P.L.C....................................   4,147   88,370

                                     1596

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Croda International P.L.C..........................   5,588 $197,623
    CSR P.L.C..........................................  17,258  153,499
    Daily Mail & General Trust P.L.C...................  24,207  341,277
    Dairy Crest Group P.L.C............................  14,462  102,353
    Darty P.L.C........................................  16,202   21,724
    DCC P.L.C..........................................  10,855  619,324
    De La Rue P.L.C....................................   5,731   70,485
    Debenhams P.L.C....................................  94,976  105,568
    Dechra Pharmaceuticals P.L.C.......................   6,320   73,850
    Development Securities P.L.C.......................   5,838   20,594
    Devro P.L.C........................................  20,699   89,169
    Dignity P.L.C......................................   3,781   88,080
    Diploma P.L.C......................................  12,993  140,268
*   Dixons Retail P.L.C................................ 442,969  385,109
    Domino Printing Sciences P.L.C.....................  13,567  140,687
    Domino's Pizza Group P.L.C.........................   4,910   45,258
    Drax Group P.L.C...................................  25,834  303,899
    DS Smith P.L.C.....................................  90,385  398,579
    Dunelm Group P.L.C.................................     394    5,529
    E2V Technologies P.L.C.............................   8,031   21,311
    Electrocomponents P.L.C............................  49,099  196,502
    Elementis P.L.C....................................  58,514  265,830
*   EnQuest P.L.C......................................  53,104  121,152
*   Enterprise Inns P.L.C..............................  32,204   67,881
    Essentra P.L.C.....................................  13,325  172,647
    Euromoney Institutional Investor P.L.C.............   4,036   73,753
    Fenner P.L.C.......................................  25,352  145,739
    Ferrexpo P.L.C.....................................  14,004   31,639
    Fidessa Group P.L.C................................   3,093  108,740
*   Findel P.L.C.......................................   2,049    8,809
*   Firstgroup P.L.C................................... 136,135  289,432
    Fortune Oil P.L.C..................................  16,855    2,917
    Fuller Smith & Turner..............................   3,070   47,764
    Future P.L.C.......................................  13,448    1,952
    Galliford Try P.L.C................................   5,461  116,979
    Games Workshop Group P.L.C.........................     510    5,330
*   Gem Diamonds, Ltd..................................   5,200   17,042
    Genus P.L.C........................................   6,861  121,142
    Go-Ahead Group P.L.C...............................   4,970  184,332
    Grafton Group P.L.C................................  14,368  139,244
    Greencore Group P.L.C..............................  51,422  229,234
    Greene King P.L.C..................................  16,409  228,177
    Greggs P.L.C.......................................   6,400   56,399
    Halfords Group P.L.C...............................  18,086  145,945
    Halma P.L.C........................................  47,293  448,314
    Hays P.L.C......................................... 172,819  354,317
    Headlam Group P.L.C................................   3,793   25,755
    Helical Bar P.L.C..................................   9,778   56,384
    Henderson Group P.L.C..............................  54,868  224,292
    Hikma Pharmaceuticals P.L.C........................   7,919  239,957
    Hill & Smith Holdings P.L.C........................   7,437   63,667
    Hilton Food Group P.L.C............................     123      984
    Hiscox, Ltd........................................  19,631  223,175

                                     1597

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
*   Hochschild Mining P.L.C............................ 16,117 $ 44,264
    Home Retail Group P.L.C............................ 46,012  128,522
    Homeserve P.L.C.................................... 15,750   79,573
    Howden Joinery Group P.L.C......................... 80,231  458,109
    Hunting P.L.C...................................... 13,564  198,543
    Huntsworth P.L.C...................................  6,947    5,885
    Hyder Consulting P.L.C.............................  2,034   22,036
    ICAP P.L.C......................................... 24,454  143,010
    IG Group Holdings P.L.C............................ 19,766  203,057
*   Imagination Technologies Group P.L.C............... 27,648   82,425
    Inchcape P.L.C..................................... 24,576  265,456
    Informa P.L.C...................................... 33,824  277,535
    Inmarsat P.L.C.....................................  9,861  120,950
    Innovation Group P.L.C............................. 75,120   39,267
    Intermediate Capital Group P.L.C...................  5,754   38,981
*   International Ferro Metals, Ltd....................  5,038      633
    International Personal Finance P.L.C............... 14,134  131,344
    Interserve P.L.C................................... 15,845  169,970
*   IP Group P.L.C..................................... 26,402   80,703
    ITE Group P.L.C.................................... 27,101   91,518
    J D Wetherspoon P.L.C.............................. 10,217  128,002
    James Fisher & Sons P.L.C..........................  4,977  110,270
    Jardine Lloyd Thompson Group P.L.C................. 14,271  247,123
    JD Sports Fashion P.L.C............................    596    3,813
*   JKX Oil & Gas P.L.C................................  6,993    5,060
    John Menzies P.L.C.................................  3,000   33,792
    John Wood Group P.L.C.............................. 16,551  208,623
*   Johnston Press P.L.C............................... 34,674    2,556
    Jupiter Fund Management P.L.C...................... 18,826  121,082
*   Kazakhmys P.L.C.................................... 11,640   63,538
    Kcom Group P.L.C................................... 43,178   72,966
    Keller Group P.L.C.................................  6,344   92,768
    Kentz Corp., Ltd...................................  4,471   70,020
    Kier Group P.L.C...................................  5,248  154,574
    Ladbrokes P.L.C.................................... 55,207  122,477
    Laird P.L.C........................................ 23,635  114,824
*   Lamprell P.L.C..................................... 15,159   38,744
    Lancashire Holdings, Ltd........................... 10,414  107,600
    Lavendon Group P.L.C...............................  5,479   19,588
*   Lonmin P.L.C....................................... 21,646   82,998
    Lookers P.L.C...................................... 23,097   51,680
    Low & Bonar P.L.C..................................  8,760   12,949
    Macfarlane Group P.L.C.............................  6,000    4,132
    Man Group P.L.C.................................... 98,343  196,554
    Management Consulting Group P.L.C.................. 25,424    9,531
    Marshalls P.L.C.................................... 11,710   31,705
    Marston's P.L.C.................................... 47,029  113,810
    McBride P.L.C......................................  6,500   10,466
    Mears Group P.L.C..................................  4,261   33,381
*   Mecom Group P.L.C..................................  3,550    9,004
    Melrose Industries P.L.C...........................  4,304   19,066
    Michael Page International P.L.C................... 24,143  173,496
    Micro Focus International P.L.C....................  9,760  139,666

                                     1598

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Millennium & Copthorne Hotels P.L.C................  17,263 $170,406
*   Mitchells & Butlers P.L.C..........................  13,334   83,949
    Mitie Group P.L.C..................................  43,602  223,868
    Moneysupermarket.com Group P.L.C...................  11,145   34,876
    Morgan Advanced Materials P.L.C....................  35,153  185,496
    Morgan Sindall Group P.L.C.........................   1,492   20,159
*   Mothercare P.L.C...................................   3,306   13,410
    N Brown Group P.L.C................................   9,038   65,673
    National Express Group P.L.C.......................  52,227  230,070
    NCC Group P.L.C....................................  12,054   42,792
#*  New World Resources P.L.C. Class A.................   1,390      184
    Northgate P.L.C....................................  11,363   94,385
    Novae Group P.L.C..................................   1,706   15,825
*   Oxford Biomedica P.L.C.............................  36,513    1,805
    Oxford Instruments P.L.C...........................   5,991  127,046
    Pace P.L.C.........................................  32,061  172,394
    PayPoint P.L.C.....................................   3,824   67,570
    Pendragon P.L.C....................................  44,542   23,658
    Pennon Group P.L.C.................................  21,626  296,698
    Persimmon P.L.C....................................  23,193  488,479
*   Petra Diamonds, Ltd................................  45,187  152,051
*   Petropavlovsk P.L.C................................   9,965    5,685
    Phoenix Group Holdings.............................   6,002   70,811
    Photo-Me International P.L.C.......................  11,000   26,787
    Playtech P.L.C.....................................   6,314   65,268
    Premier Farnell P.L.C..............................  47,988  145,863
*   Premier Foods P.L.C................................  23,961   16,955
    Premier Oil P.L.C..................................  28,641  155,220
    Puma Brandenburg, Ltd..............................   1,000       --
    Puma Brandenburg, Ltd. A Shares....................   1,000       --
*   Punch Taverns P.L.C................................  41,074    6,345
    PZ Cussons P.L.C...................................  15,366   91,395
    QinetiQ Group P.L.C................................  41,865  145,899
*   Quintain Estates & Development P.L.C...............  43,964   65,320
    Rank Group P.L.C...................................     218      600
    Rathbone Brothers P.L.C............................   3,114  106,495
*   Raven Russia, Ltd..................................  14,437   16,904
    Redde P.L.C........................................      --       --
    Redrow P.L.C.......................................  24,807  102,361
    Regus P.L.C........................................  52,449  153,374
    Renishaw P.L.C.....................................   3,483  108,612
    Rentokil Initial P.L.C............................. 105,628  210,624
    Restaurant Group P.L.C. (The)......................  10,370  107,447
    Ricardo P.L.C......................................     432    4,681
    Rightmove P.L.C....................................   5,294  202,757
    RM P.L.C...........................................   5,224   14,144
    Rotork P.L.C.......................................   7,996  372,140
    RPC Group P.L.C....................................  17,286  170,314
    RPS Group P.L.C....................................  22,972   99,110
*   Salamander Energy P.L.C............................  17,914   33,968
    Savills P.L.C......................................   8,558   85,752
*   SDL P.L.C..........................................   6,280   33,704
    Senior P.L.C.......................................  37,944  167,884

                                     1599

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Serco Group P.L.C..................................  51,669 $315,312
*   Severfield P.L.C...................................   6,026    6,152
    Shanks Group P.L.C.................................  42,387   77,004
    SIG P.L.C..........................................  69,422  195,549
*   Skyepharma P.L.C...................................   3,403   13,962
    Soco International P.L.C...........................  14,452  104,625
    Spectris P.L.C.....................................  15,105  485,871
    Speedy Hire P.L.C..................................  25,705   22,853
    Spirax-Sarco Engineering P.L.C.....................   6,360  291,378
    Spirent Communications P.L.C.......................  73,849  127,938
    Spirit Pub Co. P.L.C...............................  41,074   50,634
    St Ives P.L.C......................................   3,000   10,749
    ST Modwen Properties P.L.C.........................  21,556  134,782
    Stagecoach Group P.L.C.............................  28,753  171,922
    Sthree P.L.C.......................................  10,382   62,718
*   SuperGroup P.L.C...................................     986   16,932
    Synergy Health P.L.C...............................   4,624  106,129
    Synthomer P.L.C....................................  17,421   62,414
    T Clarke P.L.C.....................................   3,989    4,571
    TalkTalk Telecom Group P.L.C.......................  24,936  132,237
    Tate & Lyle P.L.C..................................   8,388   88,062
    Taylor Wimpey P.L.C................................ 167,273  312,661
    Ted Baker P.L.C....................................   2,998   86,149
    Telecity Group P.L.C...............................   5,377   71,914
    Telecom Plus P.L.C.................................   6,695  156,808
*   Thomas Cook Group P.L.C............................  73,578  151,363
    Topps Tiles P.L.C..................................   5,775   10,329
    Tribal Group P.L.C.................................   1,493    4,139
*   Trinity Mirror P.L.C...............................  25,964   86,601
    TT electronics P.L.C...............................  10,027   31,271
    Tullett Prebon P.L.C...............................  18,538   77,256
    UBM P.L.C..........................................  14,281  148,840
    UDG Healthcare P.L.C...............................  18,534  111,107
    Ultra Electronics Holdings P.L.C...................   6,855  204,350
    Unite Group P.L.C. (The)...........................  24,341  166,584
    UTV Media P.L.C....................................   2,430    8,973
*   Vectura Group P.L.C................................  20,878   49,726
    Vedanta Resources P.L.C............................   1,209   21,329
    Vesuvius P.L.C.....................................  19,194  150,243
    Victrex P.L.C......................................   7,670  206,869
    Vitec Group P.L.C. (The)...........................   2,000   19,092
    Volex P.L.C........................................   1,534    2,083
    WH Smith P.L.C.....................................   9,800  186,499
    Wilmington Group P.L.C.............................   6,879   22,657
*   Wincanton P.L.C....................................   5,790   14,205
*   Wolfson Microelectronics P.L.C.....................   7,866   30,631
    WS Atkins P.L.C....................................  12,225  274,107
    Xaar P.L.C.........................................   7,251   67,281
    Xchanging P.L.C....................................  11,978   35,580

                                     1600

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      XP Power, Ltd.....................................       132 $      3,339
                                                                   ------------
TOTAL UNITED KINGDOM....................................             30,366,273
                                                                   ------------
UNITED STATES -- (0.1%)
*     Chaparral Gold Corp...............................     1,000          523
*     Endo International P.L.C..........................     1,285       87,847
*     Kofax, Ltd........................................     3,242       23,023
                                                                   ------------
TOTAL UNITED STATES.....................................                111,393
                                                                   ------------
TOTAL COMMON STOCKS.....................................            138,321,699
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

AUSTRIA -- (0.0%)
*     Intercell AG......................................     2,073           --
                                                                   ------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14............       224        2,496
                                                                   ------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49................     4,552           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS...................................                  2,496
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund.................... 1,462,076   16,916,217
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $135,910,209)^^.....           $155,240,412
                                                                   ============

                                     1601

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):


                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $     5,140 $  8,392,791   --    $  8,397,931
     Austria....................          --    1,190,392   --       1,190,392
     Belgium....................          --    1,880,140   --       1,880,140
     Canada.....................  13,997,004          116   --      13,997,120
     China......................          --        1,139   --           1,139
     Denmark....................          --    2,017,811   --       2,017,811
     Finland....................          --    3,613,023   --       3,613,023
     France.....................      49,124    5,967,071   --       6,016,195
     Germany....................          --    6,803,277   --       6,803,277
     Greece.....................          --            2   --               2
     Hong Kong..................          --    4,080,405   --       4,080,405
     Ireland....................          --      706,880   --         706,880
     Israel.....................          --      920,241   --         920,241
     Italy......................          --    4,829,266   --       4,829,266
     Japan......................      65,702   29,866,193   --      29,931,895
     Netherlands................          --    3,215,185   --       3,215,185
     New Zealand................          --    1,457,215   --       1,457,215
     Norway.....................          --    1,607,532   --       1,607,532
     Portugal...................          --      702,285   --         702,285
     Singapore..................          --    1,991,607   --       1,991,607
     Spain......................          --    3,259,358   --       3,259,358
     Sweden.....................      10,382    4,894,175   --       4,904,557
     Switzerland................          --    6,320,577   --       6,320,577
     United Kingdom.............      33,900   30,332,373   --      30,366,273
     United States..............      88,370       23,023   --         111,393
  Rights/Warrants
     Austria....................          --           --   --              --
     Germany....................          --        2,496   --           2,496
     Portugal...................          --           --   --              --
  Securities Lending Collateral.          --   16,916,217   --      16,916,217
                                 ----------- ------------   --    ------------
  TOTAL......................... $14,249,622 $140,990,790   --    $155,240,412
                                 =========== ============   ==    ============

                                     1602

                         VA SHORT-TERM FIXED PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (9.1%)
Federal Home Loan Bank
     0.250%, 02/20/15....................................... $1,100 $ 1,100,765
     0.375%, 08/28/15.......................................  1,100   1,101,772
Federal Home Loan Mortgage Corporation
     1.750%, 09/10/15.......................................  3,100   3,151,795
     0.500%, 05/13/16.......................................  1,000     999,017
Federal National Mortgage Association
     0.500%, 07/02/15.......................................  2,600   2,606,633
     2.375%, 07/28/15.......................................  1,200   1,225,733
     0.500%, 09/28/15.......................................  1,500   1,504,618
     4.375%, 10/15/15.......................................  2,500   2,623,592
     1.625%, 10/26/15.......................................  1,500   1,525,305
     0.375%, 07/05/16.......................................  1,500   1,495,095
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         17,334,325
                                                                    -----------
BONDS -- (59.6%)
African Development Bank
#    2.500%, 03/15/16.......................................    200     206,447
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15.......................................    900     923,458
Apple, Inc.
#    0.450%, 05/03/16.......................................  2,200   2,196,522
Apple, Inc. Floating Rate Note
(r)  0.289%, 05/03/16.......................................  2,300   2,300,000
Asian Development Bank
     0.500%, 08/17/15.......................................  1,500   1,503,509
Australia & New Zealand Banking Group, Ltd.
     2.125%, 09/19/14.......................................    834     835,927
     3.700%, 01/13/15.......................................    650     659,519
#    0.900%, 02/12/16.......................................    300     301,241
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note
(r)  0.484%, 01/29/15.......................................  1,500   1,502,097
Bank Nederlandse Gemeenten
     3.125%, 01/12/15.......................................  1,000   1,012,462
     1.375%, 03/23/15.......................................  1,000   1,007,022
     2.500%, 01/11/16.......................................  1,000   1,029,389
Bank of New York Mellon Corp. (The)
#    2.950%, 06/18/15.......................................    800     817,719
British Columbia, Province of Canada
     2.850%, 06/15/15.......................................  3,000   3,066,378
Commonwealth Bank of Australia
     3.750%, 10/15/14.......................................  1,800   1,812,276
     1.250%, 09/18/15.......................................  1,000   1,007,955
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     0.600%, 04/29/15.......................................  1,000   1,000,380

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
     2.125%, 10/13/15....................................... $1,000 $ 1,018,921
     0.716%, 05/06/16.......................................  2,000   1,992,808
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Floating
  Rate Note
(r)  0.711%, 03/18/16.......................................    500     502,751
Council Of Europe Development Bank
     4.000%, 04/15/15.......................................  2,000   2,051,588
     2.625%, 02/16/16.......................................    500     516,502
DBS Bank, Ltd.
     2.375%, 09/14/15.......................................  1,800   1,835,071
Development Bank of Japan, Inc.
     2.750%, 03/15/16.......................................  1,000   1,033,926
European Bank for Reconstruction & Development
     1.625%, 09/03/15.......................................  1,500   1,520,806
European Investment Bank
     2.875%, 01/15/15.......................................  1,000   1,011,865
#    1.000%, 07/15/15.......................................    500     503,419
     4.875%, 02/16/16.......................................  1,000   1,067,759
     2.250%, 03/15/16.......................................  1,000   1,028,312
#    0.625%, 04/15/16.......................................    500     500,896
Export Development Canada
#    2.250%, 05/28/15.......................................  1,500   1,524,342
FMS Wertmanagement AoeR
     0.625%, 04/18/16.......................................    500     500,652
General Electric Capital Corp.
#    2.250%, 11/09/15.......................................    800     817,410
     1.000%, 01/08/16.......................................  1,600   1,608,016
     1.500%, 07/12/16.......................................  1,000   1,013,688
General Electric Co.
#    0.850%, 10/09/15.......................................  1,550   1,556,797
International Bank for Reconstruction & Development
     2.125%, 03/15/16.......................................  1,500   1,541,616
International Business Machines Corp. Floating Rate Note
(r)  0.309%, 02/05/16.......................................  2,000   2,000,296
KFW
#    2.625%, 02/16/16.......................................    500     516,622
     2.000%, 06/01/16.......................................  1,000   1,025,630
     0.500%, 07/15/16.......................................  1,000     998,187
Kommunalbanken A.S.
     2.875%, 10/27/14.......................................    500     503,000
     1.000%, 02/09/15.......................................  1,100   1,104,290
     2.375%, 01/19/16.......................................  2,750   2,825,526
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15.......................................  1,500   1,540,375
National Australia Bank, Ltd.
     2.000%, 03/09/15.......................................    300     303,028
     2.750%, 09/28/15.......................................  2,000   2,051,730
#    0.900%, 01/20/16.......................................  1,500   1,507,481

                                     1603

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------ ------------
Nederlandse Waterschapsbank NV
     1.250%, 10/20/14................................... $1,450 $  1,453,074
     0.750%, 03/29/16...................................    800      802,219
#    2.125%, 06/16/16...................................  2,500    2,569,245
Nordea Bank AB
#    2.250%, 03/20/15...................................    900      910,994
Nordea Bank Finland P.L.C.
     0.410%, 06/13/16...................................    800      799,697
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  0.424%, 01/21/16...................................  2,500    2,499,720
Nordic Investment Bank
#    2.625%, 10/06/14...................................    600      602,426
     2.500%, 07/15/15...................................  1,000    1,021,259
#    0.500%, 04/14/16...................................  1,000      999,431
Novartis Capital Corp.
#    2.900%, 04/24/15...................................  1,000    1,019,009
NRW Bank
     1.250%, 05/15/15...................................  1,000    1,007,196
NRW Bank Floating Rate Note
(r)  0.547%, 12/01/14...................................  1,000    1,001,050
Oesterreichische Kontrollbank AG
     4.875%, 02/16/16...................................  1,000    1,066,243
Ontario, Province of Canada
     2.950%, 02/05/15...................................  1,500    1,520,400
#    2.300%, 05/10/16...................................  2,300    2,368,540
     1.000%, 07/22/16...................................    500      502,836
Quebec, Province of Canada
     4.600%, 05/26/15...................................  1,000    1,035,274
Royal Bank of Canada
     0.800%, 10/30/15...................................    500      501,438
#    2.625%, 12/15/15...................................    500      513,385
#    0.850%, 03/08/16...................................  1,500    1,502,696
     2.875%, 04/19/16...................................  2,000    2,073,050
Societe de Financement de l'Economie Francaise
     2.875%, 09/22/14...................................  1,000    1,003,500
State of North Rhine-Westphalia
     1.625%, 09/17/14...................................    500      500,775
Svensk Exportkredit AB
     0.625%, 09/04/15...................................  2,500    2,507,767
     1.750%, 10/20/15...................................    980      996,559
     0.625%, 05/31/16...................................  1,300    1,299,797
Svenska Handelsbanken Floating Rate Note
(r)  0.412%, 10/06/14...................................    500      500,119
(r)  0.523%, 01/16/15...................................  1,000    1,001,428
Svenska Handelsbanken AB Floating Rate Note
(r)  0.680%, 03/21/16...................................  1,000    1,005,080
Toronto-Dominion Bank (The)
     2.500%, 07/14/16...................................    400      413,576

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------ ------------
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.423%, 11/06/15................................... $1,874 $  1,877,045
(r)  0.404%, 07/13/16...................................  2,000    1,999,190
Total Capital Canada, Ltd. Floating Rate Note
(r)  0.614%, 01/15/16...................................  4,240    4,261,289
Total Capital SA
#    3.000%, 06/24/15...................................    700      716,863
Toyota Motor Credit Corp.
     1.250%, 11/17/14...................................    805      807,459
#    1.000%, 02/17/15...................................  1,500    1,506,180
#    2.800%, 01/11/16...................................    500      516,249
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.397%, 12/05/14...................................    400      400,264
(r)  0.383%, 04/08/15...................................    500      500,544
US Bancorp
#    2.875%, 11/20/14...................................  2,000    2,015,490
Westpac Banking Corp.
     3.000%, 08/04/15...................................  1,486    1,524,190
#    1.125%, 09/25/15...................................    474      477,164
#    3.000%, 12/09/15...................................    500      516,342
     0.950%, 01/12/16...................................  2,135    2,145,481
                                                                ------------
TOTAL BONDS.............................................         112,967,144
                                                                ------------
U.S. TREASURY OBLIGATIONS -- (12.9%)
U.S. Treasury Notes
     0.250%, 07/15/15...................................  2,500    2,502,735
     1.750%, 07/31/15...................................    750      761,923
     0.250%, 08/15/15...................................  1,600    1,601,688
     1.250%, 08/31/15...................................    700      708,203
     1.250%, 10/31/15...................................    500      506,485
     0.375%, 11/15/15...................................  1,000    1,001,914
     0.250%, 11/30/15...................................  2,700    2,700,421
     0.250%, 12/15/15...................................  1,700    1,700,000
     2.125%, 12/31/15...................................  3,000    3,078,282
     0.375%, 01/15/16...................................  1,000    1,001,328
     0.375%, 02/15/16...................................  1,000    1,000,820
     0.375%, 03/31/16...................................  2,800    2,800,000
     0.375%, 04/30/16...................................  1,000      999,375
     1.500%, 06/30/16...................................  4,000    4,074,532
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS.........................          24,437,706
                                                                ------------
COMMERCIAL PAPER -- (9.7%)
ANZ New Zealand Int'l, Ltd.
##   0.170%, 09/29/14...................................    500      499,875
Bank Nederlandse Gemeenten
##   0.160%, 10/20/14...................................  1,500    1,499,447
BNZ International Funding, Ltd.
##   0.300%, 08/26/14...................................    350      349,964

                                     1604

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
Caisse des Depots et Consignations
##    0.140%, 08/22/14................................. $    2,500 $  2,499,830
##    0.140%, 09/04/14.................................      1,200    1,199,852
##    0.170%, 10/17/14.................................        800      799,702
DBS BANK, Ltd.
##    0.230%, 10/01/14.................................      2,000    1,999,514
Nordea Bank AB
##    0.175%, 08/01/14.................................        400      399,999
##    0.170%, 10/20/14.................................        445      444,846
Oversea Chinese Banking
      0.240%, 09/30/14.................................      4,500    4,498,848
      0.240%, 10/01/14.................................        500      499,870
Standard Chartered Bank
##    0.180%, 10/22/14.................................      1,000      999,561
Svenska Handelsbanken AB
##    0.160%, 08/07/14.................................        600      599,991
Wells Fargo & Co.
      0.140%, 10/09/14.................................      1,000      999,740
      0.140%, 10/10/14.................................      1,000      999,737
TOTAL COMMERCIAL PAPER                                               18,290,776
                                                                   ------------

                                                         SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.068%.........................................  1,028,111    1,028,111
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@  DFA Short Term Investment Fund...................  1,348,072   15,597,188
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $189,590,568)^^................................            $189,655,250
                                                                   ============

                                     1605

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ---------- ------------ ------- ------------
  Agency Obligations............         -- $ 17,334,325   --    $ 17,334,325
  Bonds.........................         --  112,967,144   --     112,967,144
  U.S. Treasury Obligations.....         --   24,437,706   --      24,437,706
  Commercial Paper..............         --   18,290,776   --      18,290,776
  Temporary Cash Investments.... $1,028,111           --   --       1,028,111
  Securities Lending Collateral.         --   15,597,188   --      15,597,188
                                 ---------- ------------   --    ------------
  TOTAL......................... $1,028,111 $188,627,139   --    $189,655,250
                                 ========== ============   ==    ============

                                     1606

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                     FACE
                                                   AMOUNT^
                                                    (000)      VALUE+
                                                  ---------- -----------
BONDS -- (87.3%)

AUSTRALIA -- (9.0%)
Australia & New Zealand Banking Group, Ltd.
    1.450%, 05/15/18............................. $      900 $   887,513
#   2.250%, 06/13/19.............................      3,438   3,431,427
Commonwealth Bank of Australia
    2.500%, 09/20/18.............................        900     916,959
    2.250%, 03/13/19.............................      4,500   4,513,383
National Australia Bank, Ltd.
#   2.300%, 07/25/18.............................      4,000   4,056,984
Westpac Banking Corp.
#   2.250%, 01/17/19.............................      4,800   4,828,061
                                                             -----------
TOTAL AUSTRALIA..................................             18,634,327
                                                             -----------
AUSTRIA -- (2.4%)
Oesterreichische Kontrollbank AG
    1.125%, 05/29/18.............................      1,000     982,292
    2.000%, 12/17/18.............................  GBP   967   1,628,243
    1.625%, 03/12/19.............................      2,500   2,479,990
                                                             -----------
TOTAL AUSTRIA....................................              5,090,525
                                                             -----------
CANADA -- (9.8%)
Canada Government International Bond
    1.625%, 02/27/19.............................      2,900   2,893,695
Export Development Canada
    1.875%, 12/17/18.............................  GBP   500     841,761
Ontario, Province of Canada
    1.200%, 02/14/18.............................        800     790,582
    2.000%, 09/27/18.............................      1,300   1,312,697
    2.000%, 01/30/19.............................      3,050   3,059,461
Royal Bank of Canada
#   2.200%, 07/27/18.............................      5,000   5,079,990
    2.150%, 03/15/19.............................        200     200,597
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................      1,500   1,478,505
    2.625%, 09/10/18.............................      2,500   2,560,002
    2.125%, 07/02/19.............................      1,500   1,488,452
Total Capital Canada, Ltd.
    1.450%, 01/15/18.............................        750     746,453
                                                             -----------
TOTAL CANADA.....................................             20,452,195
                                                             -----------
DENMARK -- (1.7%)
Kommunekredit
    1.125%, 03/15/18.............................      3,500   3,456,110
                                                             -----------
FINLAND -- (1.3%)
Finland Government International Bond
    1.625%, 10/01/18.............................      1,000   1,002,194

                                                     FACE
                                                   AMOUNT^
                                                    (000)      VALUE+
                                                  ---------- -----------
FINLAND -- (Continued)
Municipality Finance P.L.C.
    1.125%, 12/07/17.............................  GBP 1,000 $ 1,653,520
                                                             -----------
TOTAL FINLAND....................................              2,655,714
                                                             -----------
FRANCE -- (2.7%)
Dexia Credit Local SA
    2.250%, 01/30/19.............................      1,000   1,008,652
Total Capital International SA
    1.550%, 06/28/17.............................        400     403,531
    2.125%, 01/10/19.............................      1,000   1,007,322
    2.100%, 06/19/19.............................      1,800   1,793,509
Total Capital SA
#   2.125%, 08/10/18.............................      1,300   1,315,705
                                                             -----------
TOTAL FRANCE.....................................              5,528,719
                                                             -----------
GERMANY -- (3.8%)
KFW
    1.000%, 12/07/17.............................  GBP 2,000   3,297,688
    1.875%, 04/01/19.............................        500     501,482
Landeskreditbank Baden-Wuerttemberg Foerderbank
    0.875%, 12/15/17.............................  GBP   500     819,821
Landwirtschaftliche Rentenbank
    1.000%, 12/15/17.............................  GBP 1,000   1,647,561
NRW Bank
    0.875%, 12/15/17.............................  GBP 1,000   1,636,891
                                                             -----------
TOTAL GERMANY....................................              7,903,443
                                                             -----------
JAPAN -- (2.6%)
Japan Bank for International Cooperation
    1.750%, 07/31/18.............................      4,000   4,010,512
    1.750%, 05/29/19.............................        500     496,295
Japan Finance Organization for Municipalities
    1.375%, 02/05/18.............................      1,000     990,210
                                                             -----------
TOTAL JAPAN......................................              5,497,017
                                                             -----------
NETHERLANDS -- (7.9%)
Bank Nederlandse Gemeenten
    1.375%, 03/19/18.............................        800     796,493
    1.875%, 12/07/18.............................  GBP   850   1,422,239
    1.875%, 06/11/19.............................        600     597,562
Cooperatieve Centrale Raiffeisen-Boerenleenbank
  BA
    2.250%, 01/14/19.............................      5,035   5,077,183
Nederlandse Waterschapsbank NV
    1.875%, 03/13/19.............................      3,100   3,097,632
Shell International Finance BV
    1.900%, 08/10/18.............................      4,000   4,023,696

                                     1607

VA GLOBAL BOND PORTFOLIO
CONTINUED



                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NETHERLANDS -- (Continued)
    2.000%, 11/15/18.................................. $     1,300  $ 1,312,169
                                                                    -----------
TOTAL NETHERLANDS.....................................               16,326,974
                                                                    -----------
NORWAY -- (3.8%)
Kommunalbanken A.S.
    1.000%, 03/15/18..................................       2,000    1,964,944
    2.125%, 03/15/19..................................       2,200    2,225,344
Statoil ASA
    1.150%, 05/15/18..................................       2,600    2,547,730
    1.950%, 11/08/18..................................       1,100    1,102,381
                                                                    -----------
TOTAL NORWAY..........................................                7,840,399
                                                                    -----------
SINGAPORE -- (2.5%)
Singapore Government Bond
    4.000%, 09/01/18.................................. SGD   3,000    2,697,720
    2.500%, 06/01/19.................................. SGD   2,965    2,515,701
                                                                    -----------
TOTAL SINGAPORE.......................................                5,213,421
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (5.1%)
Asian Development Bank
    1.875%, 04/12/19..................................       1,000    1,003,690
Council Of Europe Development Bank
    1.000%, 03/07/18..................................         500      493,298
European Investment Bank
    1.625%, 12/18/18..................................       1,000      997,910
    1.500%, 02/01/19.................................. GBP   1,600    2,637,016
    1.875%, 03/15/19..................................       1,600    1,604,043
International Bank for Reconstruction & Development
    1.875%, 03/15/19..................................       3,000    3,027,084
Nordic Investment Bank
    1.875%, 06/14/19..................................         800      802,670
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..........               10,565,711
                                                                    -----------
SWEDEN -- (5.7%)
Nordea Bank AB
    2.375%, 04/04/19..................................       3,000    3,013,617
Svensk Exportkredit AB
    1.875%, 12/21/18.................................. GBP     500      836,215
    1.875%, 06/17/19..................................       3,700    3,686,447
Svenska Handelsbanken AB
    4.000%, 01/18/19.................................. GBP     137      245,716
    2.500%, 01/25/19..................................       3,000    3,055,911
    2.250%, 06/17/19..................................       1,000      999,000
                                                                    -----------
TOTAL SWEDEN..........................................               11,836,906
                                                                    -----------

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED KINGDOM -- (3.1%)
Lloyds Bank P.L.C.
    1.500%, 05/02/17.................................. GBP     500  $   842,672
United Kingdom Gilt
    1.250%, 07/22/18.................................. GBP   3,200    5,292,919
    1.750%, 07/22/19.................................. GBP     200      333,419
                                                                    -----------
TOTAL UNITED KINGDOM                                                  6,469,010
                                                                    -----------
UNITED STATES -- (25.9%)
3M Co.
#   1.625%, 06/15/19..................................       1,350    1,326,549
Apple, Inc.
    1.000%, 05/03/18..................................       1,700    1,662,362
    2.100%, 05/06/19..................................       4,000    3,992,472
Berkshire Hathaway Finance Corp.
#   1.300%, 05/15/18..................................       2,500    2,463,403
Berkshire Hathaway, Inc.
    1.550%, 02/09/18..................................         900      898,421
Chevron Corp.
    1.104%, 12/05/17..................................       2,800    2,776,368
    1.718%, 06/24/18..................................         173      173,963
Coca-Cola Co. (The)
    1.150%, 04/01/18..................................       1,500    1,479,195
    1.650%, 11/01/18..................................       3,000    2,988,798
Colgate-Palmolive Co.
    0.900%, 05/01/18..................................         500      487,584
Exxon Mobil Corp.
    1.819%, 03/15/19..................................       3,300    3,303,920
General Electric Capital Corp.
    1.625%, 04/02/18..................................       1,000      999,054
    2.300%, 01/14/19..................................       3,200    3,245,837
International Business Machines Corp.
    1.250%, 02/08/18..................................       1,000      991,434
#   1.950%, 02/12/19..................................       4,200    4,203,331
Johnson & Johnson
    5.150%, 07/15/18..................................       1,930    2,188,772
    1.650%, 12/05/18..................................       1,600    1,602,554
Microsoft Corp.
#   1.625%, 12/06/18..................................       3,320    3,310,777
Pfizer, Inc.
#   1.500%, 06/15/18..................................       1,500    1,491,522
    2.100%, 05/15/19..................................       3,500    3,504,462
Toyota Motor Credit Corp.
#   1.375%, 01/10/18..................................       3,500    3,491,982
    2.000%, 10/24/18..................................         500      501,880
    2.100%, 01/17/19..................................       1,000    1,001,199
    2.125%, 07/18/19..................................         500      498,211
Wal-Mart Stores, Inc.
    5.800%, 02/15/18..................................       1,000    1,142,332
    1.125%, 04/11/18..................................       1,500    1,473,995

                                     1608

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                     FACE
                                                    AMOUNT^
                                                     (000)       VALUE+
                                                   ---------- ------------
UNITED STATES -- (Continued)
#      1.950%, 12/15/18........................... $    2,500 $  2,512,335
                                                              ------------
TOTAL UNITED STATES...............................              53,712,712
                                                              ------------
TOTAL BONDS.......................................             181,183,183
                                                              ------------
AGENCY OBLIGATIONS -- (5.1%)
Federal Home Loan Mortgage Corporation
       3.750%, 03/27/19...........................        700      762,738
Federal National Mortgage Association
       1.875%, 09/18/18...........................      1,000    1,008,980
       1.625%, 11/27/18...........................      5,000    4,984,720
#      1.875%, 02/19/19...........................      1,800    1,810,570
#      1.750%, 06/20/19...........................      2,000    1,991,660
                                                              ------------
TOTAL AGENCY OBLIGATIONS..........................              10,558,668
                                                              ------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@   DFA Short Term Investment Fund............. 1,357,278    15,703,710
                                                              ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $206,407,227)^^...........................            $207,445,561
                                                              ============

                                     1609

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Australia.........................   --    $ 18,634,327   --    $ 18,634,327
   Austria...........................   --       5,090,525   --       5,090,525
   Canada............................   --      20,452,195   --      20,452,195
   Denmark...........................   --       3,456,110   --       3,456,110
   Finland...........................   --       2,655,714   --       2,655,714
   France............................   --       5,528,719   --       5,528,719
   Germany...........................   --       7,903,443   --       7,903,443
   Japan.............................   --       5,497,017   --       5,497,017
   Netherlands.......................   --      16,326,974   --      16,326,974
   Norway............................   --       7,840,399   --       7,840,399
   Singapore.........................   --       5,213,421   --       5,213,421
   Supranational Organization
     Obligations.....................   --      10,565,711   --      10,565,711
   Sweden............................   --      11,836,906   --      11,836,906
   United Kingdom....................   --       6,469,010   --       6,469,010
   United States.....................   --      53,712,712   --      53,712,712
Agency Obligations...................   --      10,558,668   --      10,558,668
Securities Lending Collateral........   --      15,703,710   --      15,703,710
Forward Currency Contracts**.........   --         227,639   --         227,639
                                        --    ------------   --    ------------
TOTAL................................   --    $207,673,200   --    $207,673,200
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1610

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc......................... 999,716 $16,845,217
 Investment in International Core Equity Portfolio of DFA
   Investment Dimensions Group Inc......................... 711,189   9,231,229
 Investment in VA Global Bond Portfolio of DFA Investment
   Dimensions Group Inc.................................... 691,928   7,486,666
 Investment in DFA Selectively Hedged Global Fixed Income
   Portfolio of DFA Investment Dimensions Group Inc........ 734,623   7,463,774
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc......................... 351,003   6,002,150
 Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..................... 153,858   3,229,488
 Investment in VA Short-Term Fixed Portfolio of DFA
   Investment Dimensions Group Inc......................... 293,849   3,000,202
 Investment in DFA Two-Year Global Fixed Income Portfolio
   of DFA Investment Dimensions Group Inc.................. 300,321   3,000,202
 Investment in VA U.S. Large Value Portfolio of DFA
   Investment Dimensions Group Inc.........................  49,988   1,164,211
 Investment in VA International Value Portfolio of DFA
   Investment Dimensions Group Inc.........................  75,546   1,025,156
 Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc.........................  19,358     586,160
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $54,278,365)...................................          59,034,455
                                                                    -----------
 TEMPORARY CASH INVESTMENTS -- (0.1%)......................
 State Street Institutional Liquid Reserves, 0.068%
    (Cost $29,704).........................................  29,704      29,704
                                                                    -----------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $54,308,069)^^.................................         $59,064,159
                                                                    ===========

                                     1611

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $59,034,455    --      --    $59,034,455
    Temporary Cash Investments......      29,704    --      --         29,704
                                     -----------    --      --    -----------
    TOTAL........................... $59,064,159    --      --    $59,064,159
                                     ===========    ==      ==    ===========

                                     1612

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (92.1%)

Consumer Discretionary -- (19.2%)
    Advance Auto Parts, Inc............................   7,280 $  881,681
*   Amazon.com, Inc....................................  10,821  3,386,865
#*  AutoNation, Inc....................................   2,307    123,009
#*  Bed Bath & Beyond, Inc.............................   9,795    619,926
    Best Buy Co., Inc..................................  11,303    336,038
    BorgWarner, Inc....................................  11,224    698,694
#   Brunswick Corp.....................................   6,754    272,389
    Carter's, Inc......................................   4,606    352,635
    CBS Corp. Class B..................................  22,928  1,302,998
*   Charter Communications, Inc. Class A...............  10,605  1,638,685
*   Chipotle Mexican Grill, Inc........................   1,512  1,016,820
    Cinemark Holdings, Inc.............................   8,808    288,902
    Coach, Inc.........................................  24,930    861,581
    Delphi Automotive P.L.C............................  11,150    744,820
    Dick's Sporting Goods, Inc.........................   8,684    369,331
*   Discovery Communications, Inc. Class A.............   1,190    101,400
*   DISH Network Corp. Class A.........................   7,927    490,364
*   Dollar General Corp................................   7,582    418,754
*   Dollar Tree, Inc...................................  19,320  1,052,360
    DSW, Inc. Class A..................................   2,910     77,377
#   Dunkin' Brands Group, Inc..........................   5,260    225,444
#   Expedia, Inc.......................................   4,970    394,717
    Family Dollar Stores, Inc..........................  13,494  1,008,676
    Ford Motor Co...................................... 194,181  3,304,961
*   Fossil Group, Inc..................................   5,336    522,928
    Gap, Inc. (The)....................................  40,719  1,633,239
    Genuine Parts Co...................................  14,845  1,229,463
    GNC Holdings, Inc. Class A.........................   7,935    260,347
    Goodyear Tire & Rubber Co. (The)...................  21,311    536,398
    H&R Block, Inc.....................................  27,674    889,166
    Hanesbrands, Inc...................................   8,277    808,746
    Harley-Davidson, Inc...............................  20,884  1,291,049
#   Hasbro, Inc........................................   2,986    149,181
    Home Depot, Inc. (The).............................  70,077  5,665,725
    International Game Technology......................  29,718    503,126
    Interpublic Group of Cos., Inc. (The)..............  21,381    421,419
    Las Vegas Sands Corp...............................  18,003  1,329,522
#*  Liberty Global P.L.C. Class A......................   4,272    177,715
*   Liberty Global P.L.C. Class C......................   9,832    393,182
#   Lions Gate Entertainment Corp......................  10,860    334,488
    Lowe's Cos., Inc...................................  47,651  2,280,100
#*  Lululemon Athletica, Inc...........................   4,960    190,811
    Macy's, Inc........................................  19,202  1,109,684
    Mattel, Inc........................................  16,758    593,652
    McDonald's Corp....................................  49,248  4,656,891
*   Michael Kors Holdings, Ltd.........................  22,439  1,828,330
    Newell Rubbermaid, Inc.............................  25,422    825,707
    NIKE, Inc. Class B.................................   8,907    686,997
    Nordstrom, Inc.....................................  19,535  1,352,408
#*  NVR, Inc...........................................      13     14,644
*   O'Reilly Automotive, Inc...........................  10,950  1,642,500

                                     1613

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Omnicom Group, Inc.................................  13,375 $   936,116
#*  Panera Bread Co. Class A...........................   2,251     331,572
#   PetSmart, Inc......................................   9,112     620,892
    Polaris Industries, Inc............................   6,470     954,584
*   Priceline Group, Inc. (The)........................   1,038   1,289,663
    Ralph Lauren Corp..................................   2,310     360,037
    Ross Stores, Inc...................................  22,596   1,455,182
    Scripps Networks Interactive, Inc. Class A.........  10,322     850,636
#*  Sirius XM Holdings, Inc............................  73,056     246,929
    Six Flags Entertainment Corp.......................   3,741     142,981
    Starbucks Corp.....................................  35,988   2,795,548
    Starwood Hotels & Resorts Worldwide, Inc...........   9,707     745,886
#*  Starz..............................................   1,350      38,488
*   Tenneco, Inc.......................................   2,442     155,555
    Tiffany & Co.......................................  12,920   1,261,121
    TJX Cos., Inc. (The)...............................  33,102   1,764,006
    Tractor Supply Co..................................  13,765     855,770
#*  TripAdvisor, Inc...................................   6,376     604,700
#   Tupperware Brands Corp.............................   4,463     324,817
    Twenty-First Century Fox, Inc. Class A.............  41,421   1,312,217
*   Ulta Salon Cosmetics & Fragrance, Inc..............   3,153     291,116
#*  Under Armour, Inc. Class A.........................   4,196     280,083
*   Urban Outfitters, Inc..............................   3,070     109,691
    VF Corp............................................   7,788     477,171
    Viacom, Inc. Class A...............................     167      13,884
    Viacom, Inc. Class B...............................  16,382   1,354,300
#   Williams-Sonoma, Inc...............................   6,246     418,919
    Wyndham Worldwide Corp.............................  18,334   1,385,134
    Yum! Brands, Inc...................................  20,218   1,403,129
                                                                -----------
Total Consumer Discretionary...........................          74,075,972
                                                                -----------
Consumer Staples -- (11.9%)
    Altria Group, Inc..................................  98,559   4,001,495
#   Avon Products, Inc.................................  31,452     415,166
#   Brown-Forman Corp. Class A.........................     418      36,032
    Brown-Forman Corp. Class B.........................  11,023     955,143
#   Campbell Soup Co...................................  31,658   1,316,656
    Church & Dwight Co., Inc...........................   4,854     311,530
#   Clorox Co. (The)...................................  12,835   1,114,977
    Coca-Cola Co. (The)................................ 114,125   4,483,971
    Coca-Cola Enterprises, Inc.........................  38,138   1,733,372
    Colgate-Palmolive Co...............................  43,880   2,781,992
    Costco Wholesale Corp..............................  12,599   1,480,887
    Dr Pepper Snapple Group, Inc.......................  19,349   1,136,947
    Estee Lauder Cos., Inc. (The) Class A..............   9,270     680,974
#   Flowers Foods, Inc.................................   5,602     106,942
    General Mills, Inc.................................  27,690   1,388,654
#   Herbalife, Ltd.....................................   9,018     472,543
    Hershey Co. (The)..................................   2,773     244,440
    Hillshire Brands Co. (The).........................   8,429     529,088
    Kellogg Co.........................................   9,279     555,163
#   Keurig Green Mountain, Inc.........................   7,700     918,456
    Kimberly-Clark Corp................................  17,486   1,816,271

                                     1614

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    Kraft Foods Group, Inc............................. 26,366 $ 1,412,822
    Kroger Co. (The)................................... 27,809   1,362,085
#   McCormick & Co., Inc.(579780206)...................  5,026     330,610
#   McCormick & Co., Inc.(579780107)...................    100       6,600
    Mead Johnson Nutrition Co.......................... 20,453   1,870,222
*   Monster Beverage Corp.............................. 16,281   1,041,333
#   Nu Skin Enterprises, Inc. Class A..................  3,901     228,950
    PepsiCo, Inc....................................... 63,698   5,611,794
*   Pilgrim's Pride Corp............................... 12,478     348,885
    Reynolds American, Inc............................. 16,351     913,203
    Sysco Corp......................................... 23,274     830,649
    Wal-Mart Stores, Inc............................... 69,459   5,110,793
*   WhiteWave Foods Co. (The) Class A..................  2,386      71,079
#   Whole Foods Market, Inc............................  3,645     139,312
                                                               -----------
Total Consumer Staples.................................         45,759,036
                                                               -----------
Energy -- (4.6%)
    Cabot Oil & Gas Corp............................... 63,723   2,099,673
#*  Continental Resources, Inc.........................  1,458     214,005
#   Core Laboratories NV...............................  4,391     642,974
*   FMC Technologies, Inc.............................. 11,038     671,110
    Halliburton Co..................................... 40,005   2,759,945
*   Kosmos Energy, Ltd.................................  4,548      43,797
#*  Oasis Petroleum, Inc............................... 12,223     653,319
    Oceaneering International, Inc.....................  8,948     607,659
    ONEOK, Inc......................................... 21,262   1,369,911
    Range Resources Corp............................... 17,455   1,319,423
    RPC, Inc........................................... 11,609     261,203
    Schlumberger, Ltd.................................. 43,081   4,669,550
*   Southwestern Energy Co............................. 25,901   1,051,063
    Targa Resources Corp...............................  2,803     357,383
#   Teekay Corp........................................  4,093     227,816
#   Western Refining, Inc.............................. 10,303     422,011
    Williams Cos., Inc. (The)..........................  6,364     360,393
                                                               -----------
Total Energy...........................................         17,731,235
                                                               -----------
Financials -- (2.4%)
#*  Altisource Portfolio Solutions SA..................  1,149     124,529
    American Express Co................................ 30,705   2,702,040
    CBOE Holdings, Inc.................................  7,104     344,331
*   CBRE Group, Inc. Class A........................... 27,170     837,923
#   Eaton Vance Corp...................................  9,156     321,650
    Erie Indemnity Co. Class A.........................  3,760     275,307
    Franklin Resources, Inc............................ 10,445     565,597
    LPL Financial Holdings, Inc........................  5,406     256,677
    McGraw Hill Financial, Inc......................... 11,067     887,795
    Moody's Corp....................................... 19,935   1,734,345
#*  Ocwen Financial Corp...............................  6,934     209,199
*   Realogy Holdings Corp..............................  3,354     123,293
    T Rowe Price Group, Inc............................  6,602     512,711

                                     1615

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Waddell & Reed Financial, Inc. Class A.............  7,322 $   386,528
                                                               -----------
Total Financials.......................................          9,281,925
                                                               -----------
Health Care -- (11.8%)
    Abbott Laboratories................................  1,464      61,664
    AbbVie, Inc........................................ 79,715   4,172,283
    Allergan, Inc......................................  3,487     578,354
    AmerisourceBergen Corp............................. 20,641   1,587,499
    Amgen, Inc......................................... 25,296   3,222,457
    Baxter International, Inc.......................... 14,333   1,070,532
    Becton Dickinson and Co............................  7,471     868,429
*   Biogen Idec, Inc...................................  3,016   1,008,520
*   Bruker Corp........................................  1,069      24,298
    Cardinal Health, Inc............................... 14,440   1,034,626
*   Celgene Corp....................................... 23,724   2,067,547
    Covidien P.L.C.....................................  5,187     448,727
    CR Bard, Inc.......................................  7,535   1,124,448
*   DaVita HealthCare Partners, Inc....................  6,582     463,636
*   Edwards Lifesciences Corp..........................  4,524     408,291
    Eli Lilly & Co..................................... 42,655   2,604,514
*   Endo International P.L.C........................... 15,034   1,008,481
*   Gilead Sciences, Inc............................... 50,652   4,637,191
*   IDEXX Laboratories, Inc............................  4,639     577,463
    Johnson & Johnson.................................. 99,613   9,970,265
*   Laboratory Corp. of America Holdings...............  7,573     785,244
    McKesson Corp......................................    822     157,709
    Medtronic, Inc.....................................  5,376     331,914
*   Mettler-Toledo International, Inc..................  2,613     671,907
*   Mylan, Inc......................................... 25,791   1,273,302
#   Questcor Pharmaceuticals, Inc......................  5,432     488,717
*   Regeneron Pharmaceuticals, Inc.....................  1,855     586,588
*   Salix Pharmaceuticals, Ltd.........................  1,980     261,182
    St Jude Medical, Inc............................... 11,872     773,936
#*  Tenet Healthcare Corp.............................. 10,841     572,080
#*  United Therapeutics Corp...........................  1,093      99,397
#*  Varian Medical Systems, Inc........................  4,694     385,612
*   Waters Corp........................................  2,803     289,942
    Zoetis, Inc........................................ 52,990   1,743,901
                                                               -----------
Total Health Care......................................         45,360,656
                                                               -----------
Industrials -- (12.7%)
    3M Co.............................................. 20,004   2,818,364
    Allison Transmission Holdings, Inc.................  6,142     179,838
    Babcock & Wilcox Co. (The).........................  4,857     150,761
    Boeing Co. (The)................................... 34,937   4,209,210
    Caterpillar, Inc................................... 30,155   3,038,116
#   CH Robinson Worldwide, Inc......................... 13,831     933,039
    Chicago Bridge & Iron Co. NV.......................  5,392     319,853
    Copa Holdings SA Class A...........................  1,442     218,997
*   Copart, Inc........................................  5,256     175,445
    Crane Co...........................................  2,623     179,964
    Cummins, Inc.......................................  3,129     436,151

                                     1616

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#   Deere & Co......................................... 20,253 $1,723,733
    Delta Air Lines, Inc............................... 35,835  1,342,379
    Donaldson Co., Inc.................................  4,505    174,749
    Dover Corp......................................... 17,004  1,458,263
    Emerson Electric Co................................ 33,021  2,101,787
    Equifax, Inc.......................................  4,173    317,524
    Expeditors International of Washington, Inc........  7,245    312,839
#   Fastenal Co........................................ 15,291    678,156
    Flowserve Corp.....................................  6,291    465,786
    Fluor Corp......................................... 14,751  1,074,905
#*  Generac Holdings, Inc..............................  3,978    172,645
    Graco, Inc.........................................  5,141    381,205
    Honeywell International, Inc....................... 23,584  2,165,719
#   Hubbell, Inc. Class A..............................    200     24,516
    Huntington Ingalls Industries, Inc.................  5,816    528,791
    Illinois Tool Works, Inc........................... 10,755    885,889
    Iron Mountain, Inc................................. 17,474    585,554
    JB Hunt Transport Services, Inc.................... 10,427    805,590
    Lennox International, Inc..........................  4,125    351,945
    Lincoln Electric Holdings, Inc.....................  3,510    233,204
    Lockheed Martin Corp............................... 12,344  2,061,078
#   Manitowoc Co., Inc. (The)..........................  7,146    189,798
    Masco Corp......................................... 28,622    595,338
*   Middleby Corp. (The)...............................  1,134     82,623
#   MSC Industrial Direct Co., Inc. Class A............  1,629    138,937
    Nordson Corp.......................................  4,675    351,420
*   Old Dominion Freight Line, Inc.....................  6,222    394,973
    PACCAR, Inc........................................  8,818    549,097
    Pall Corp..........................................  2,203    170,666
    Parker Hannifin Corp...............................  6,253    718,782
    Pitney Bowes, Inc.................................. 15,041    407,009
    Raytheon Co........................................  9,003    817,202
    Robert Half International, Inc..................... 11,886    578,254
    Rockwell Automation, Inc........................... 12,420  1,386,817
    Rockwell Collins, Inc.............................. 13,321    976,030
    Rollins, Inc....................................... 11,399    322,706
*   Sensata Technologies Holding NV....................  3,679    170,117
    Snap-on, Inc.......................................  2,487    298,937
*   Spirit Airlines, Inc...............................  1,671    109,317
*   Stericycle, Inc....................................  1,563    183,887
    Toro Co. (The).....................................  3,844    228,065
    TransDigm Group, Inc...............................  4,919    825,998
    Tyco International, Ltd............................  4,832    208,501
*   United Continental Holdings, Inc................... 59,397  2,755,427
    United Parcel Service, Inc. Class B................ 34,504  3,349,993
#   Valmont Industries, Inc............................    839    122,184
*   Verisk Analytics, Inc. Class A..................... 15,223    913,989
*   WABCO Holdings, Inc................................  5,428    529,121
    Wabtec Corp........................................  3,152    254,303
    Watsco, Inc........................................    604     54,100

                                     1617

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   WW Grainger, Inc...................................   3,785 $   890,043
                                                                -----------
Total Industrials......................................          49,079,629
                                                                -----------
Information Technology -- (19.3%)
    Accenture P.L.C. Class A...........................  30,175   2,392,274
*   Alliance Data Systems Corp.........................   5,610   1,471,447
    Amphenol Corp. Class A.............................   6,691     643,474
    Apple, Inc......................................... 165,942  15,859,077
*   Aspen Technology, Inc..............................   5,977     259,641
    Automatic Data Processing, Inc.....................  13,721   1,115,655
    Avago Technologies, Ltd............................   2,553     177,127
    Broadridge Financial Solutions, Inc................   9,287     374,916
#*  Cadence Design Systems, Inc........................     100       1,683
*   F5 Networks, Inc...................................   3,406     383,482
#   FactSet Research Systems, Inc......................   3,394     407,721
*   Fiserv, Inc........................................  25,428   1,568,145
*   FleetCor Technologies, Inc.........................   3,784     502,477
*   Gartner, Inc.......................................   7,879     539,081
*   Genpact, Ltd.......................................   6,193     108,997
    Global Payments, Inc...............................   5,772     399,826
    Harris Corp........................................  14,420     984,453
    International Business Machines Corp...............  49,578   9,502,615
    Intuit, Inc........................................  11,010     902,490
#*  IPG Photonics Corp.................................     634      42,700
    Jack Henry & Associates, Inc.......................   3,535     206,267
    KLA-Tencor Corp....................................   1,003      71,705
    Linear Technology Corp.............................  22,701   1,001,909
    MasterCard, Inc. Class A...........................  49,771   3,690,520
    Maxim Integrated Products, Inc.....................   8,156     239,052
    Microsoft Corp..................................... 306,281  13,219,088
    Motorola Solutions, Inc............................  13,929     886,999
*   NCR Corp...........................................   7,729     239,213
#*  NeuStar, Inc. Class A..............................   2,440      67,978
    Oracle Corp........................................ 180,048   7,272,139
#   Paychex, Inc.......................................  38,526   1,579,951
*   PTC, Inc...........................................   2,251      80,946
#*  Rackspace Hosting, Inc.............................   8,492     257,223
    SanDisk Corp.......................................   4,437     406,917
#   Seagate Technology P.L.C...........................  46,479   2,723,669
    Solera Holdings, Inc...............................   2,016     129,024
    Symantec Corp......................................  10,673     252,523
*   Syntel, Inc........................................   1,201     103,730
#*  Teradata Corp......................................   4,561     192,292
    Texas Instruments, Inc.............................  45,809   2,118,666
    Total System Services, Inc.........................   8,119     259,808
#*  Ubiquiti Networks, Inc.............................   2,379      90,949
#*  Ultimate Software Group, Inc. (The)................     470      63,408
*   Vantiv, Inc. Class A...............................  12,986     425,681
#   Western Union Co. (The)............................  49,326     861,725

                                     1618

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
*   WEX, Inc...........................................  1,008 $   108,783
                                                               -----------
Total Information Technology...........................         74,187,446
                                                               -----------
Materials -- (5.7%)
    Air Products & Chemicals, Inc......................  5,154     680,070
    Airgas, Inc........................................  5,377     574,909
#   Albemarle Corp.....................................  5,093     312,405
    Avery Dennison Corp................................  4,284     202,248
#   Axiall Corp........................................    201       8,609
    Ball Corp.......................................... 14,008     858,130
    Celanese Corp. Series A............................ 13,706     797,826
*   Crown Holdings, Inc................................ 11,330     527,412
    Eastman Chemical Co................................ 19,376   1,526,441
    Ecolab, Inc........................................  7,465     810,176
    EI du Pont de Nemours & Co......................... 36,570   2,351,817
    FMC Corp........................................... 12,925     842,969
    International Flavors & Fragrances, Inc............  3,370     340,336
    LyondellBasell Industries NV Class A............... 21,384   2,272,050
#   Monsanto Co........................................ 16,153   1,826,743
#   NewMarket Corp.....................................  1,016     393,192
*   Owens-Illinois, Inc................................ 21,070     657,173
    Packaging Corp. of America......................... 12,936     855,846
    PPG Industries, Inc................................  3,517     697,632
    Praxair, Inc....................................... 13,265   1,699,777
    RPM International, Inc.............................  6,791     300,026
    Scotts Miracle-Gro Co. (The) Class A...............  4,620     245,784
    Sealed Air Corp.................................... 18,321     588,471
    Sherwin-Williams Co. (The).........................  3,139     647,356
#   Silgan Holdings, Inc...............................  1,647      81,065
#   Southern Copper Corp...............................  6,178     203,009
    Valspar Corp. (The)................................  7,489     562,049
    Westlake Chemical Corp.............................  5,057     441,931
*   WR Grace & Co......................................  6,694     609,154
                                                               -----------
Total Materials........................................         21,914,606
                                                               -----------
Real Estate Investment Trusts -- (0.0%)
    Crown Castle International Corp....................    707      52,445
                                                               -----------
Telecommunication Services -- (4.5%)
#*  Level 3 Communications, Inc........................ 24,040   1,057,279
*   SBA Communications Corp. Class A................... 12,860   1,375,120
*   tw telecom, Inc.................................... 11,157     454,536

                                     1619

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
      Verizon Communications, Inc.......................   284,662 $ 14,352,658
                                                                   ------------
Total Telecommunication Services........................             17,239,593
                                                                   ------------
Utilities -- (0.0%)
#     ONE Gas, Inc......................................     1,151       41,436
                                                                   ------------
TOTAL COMMON STOCKS.....................................            354,723,979
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid
        Reserves, 0.068%................................ 1,065,600    1,065,600
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          -------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@  DFA Short Term Investment Fund.................... 2,532,023   29,295,510
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $343,694,920)^^.................................           $385,085,089
                                                                   ============

                                     1620

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks....................
   Consumer Discretionary........ $ 74,075,972          --   --    $ 74,075,972
   Consumer Staples..............   45,759,036          --   --      45,759,036
   Energy........................   17,731,235          --   --      17,731,235
   Financials....................    9,281,925          --   --       9,281,925
   Health Care...................   45,360,656          --   --      45,360,656
   Industrials...................   49,079,629          --   --      49,079,629
   Information Technology........   74,187,446          --   --      74,187,446
   Materials.....................   21,914,606          --   --      21,914,606
   Real Estate Investment Trusts.       52,445          --   --          52,445
   Telecommunication Services....   17,239,593          --   --      17,239,593
   Utilities.....................       41,436          --   --          41,436
Temporary Cash Investments.......    1,065,600          --   --       1,065,600
Securities Lending Collateral....           -- $29,295,510   --      29,295,510
                                  ------------ -----------   --    ------------
TOTAL............................ $355,789,579 $29,295,510   --    $385,085,089
                                  ============ ===========   ==    ============

                                     1621

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (83.0%)

Consumer Discretionary -- (19.7%)
*   American Axle & Manufacturing Holdings, Inc........ 23,004 $423,044
#*  American Public Education, Inc.....................  4,671  166,755
*   ANN, Inc........................................... 15,041  552,757
    Arctic Cat, Inc....................................  4,496  160,058
*   Asbury Automotive Group, Inc....................... 10,685  721,558
#*  Bally Technologies, Inc............................  8,612  518,184
    Big Lots, Inc...................................... 16,801  735,044
*   Bloomin' Brands, Inc............................... 38,795  759,994
#*  Blue Nile, Inc.....................................  3,481   89,636
    Bob Evans Farms, Inc...............................  6,857  325,776
*   Bravo Brio Restaurant Group, Inc...................  4,755   70,849
*   Bright Horizons Family Solutions, Inc.............. 16,523  686,861
    Brinker International, Inc......................... 18,823  844,023
    Brown Shoe Co., Inc................................ 11,120  313,473
#   Buckle, Inc. (The)................................. 12,177  541,876
*   Buffalo Wild Wings, Inc............................  5,720  831,230
#   Capella Education Co...............................  3,381  216,249
*   Carmike Cinemas, Inc...............................  5,993  188,420
    Carriage Services, Inc.............................  4,360   70,327
*   Carrols Restaurant Group, Inc......................  1,025    7,698
    Cato Corp. (The) Class A...........................  4,749  146,554
*   Cavco Industries, Inc..............................    700   49,973
#   Cheesecake Factory, Inc. (The)..................... 18,039  773,512
    Cherokee, Inc......................................    640   10,746
#   Chico's FAS, Inc................................... 46,358  732,920
*   Christopher & Banks Corp...........................  1,001    8,559
    Churchill Downs, Inc...............................  1,571  135,891
#*  Chuy's Holdings, Inc...............................    168    4,813
    Columbia Sportswear Co.............................  2,149  160,659
#*  Conn's, Inc........................................ 10,232  409,280
#   Cracker Barrel Old Country Store, Inc..............  7,193  697,433
#*  Crown Media Holdings, Inc. Class A.................  5,866   19,827
#   CST Brands, Inc.................................... 21,882  731,515
    Culp, Inc..........................................  2,228   40,371
#*  Deckers Outdoor Corp............................... 11,125  984,674
*   Del Frisco's Restaurant Group, Inc.................  6,187  131,907
    Destination Maternity Corp.........................  2,990   56,900
    DineEquity, Inc....................................  5,639  457,041
*   Dixie Group, Inc. (The)............................    700    5,873
#*  Dorman Products, Inc............................... 11,095  481,301
    Drew Industries, Inc...............................  6,279  282,555
    Einstein Noah Restaurant Group, Inc................  2,769   41,895
#   Ethan Allen Interiors, Inc.........................  2,112   48,407
*   Express, Inc....................................... 30,112  468,543
*   Famous Dave's Of America, Inc......................    600   14,958
*   Fiesta Restaurant Group, Inc.......................  7,554  342,801
    Finish Line, Inc. (The) Class A.................... 14,667  385,595
#*  Five Below, Inc.................................... 16,963  621,185
#*  G-III Apparel Group, Ltd...........................  6,499  504,777
*   Gentherm, Inc...................................... 10,722  448,716
#   Gordmans Stores, Inc...............................  4,293   15,541

                                     1622

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Grand Canyon Education, Inc........................ 14,182 $609,826
    Guess?, Inc........................................ 18,192  473,174
#*  Hibbett Sports, Inc................................  7,216  360,151
    HSN, Inc...........................................  6,265  350,151
*   Ignite Restaurant Group, Inc.......................  1,900   24,415
#   Interval Leisure Group, Inc........................ 16,287  344,959
#*  iRobot Corp........................................  7,459  241,448
    Jack in the Box, Inc............................... 12,741  728,658
#*  Jamba, Inc.........................................    986   11,753
#   KB Home............................................ 27,579  449,538
#*  Kirkland's, Inc....................................  4,328   81,410
*   Kona Grill, Inc....................................    500    9,215
    La-Z-Boy, Inc...................................... 14,286  300,577
#*  Libbey, Inc........................................  4,937  128,559
*   Liberty Tax, Inc...................................    400   14,044
*   LIN Media LLC Class A..............................  9,187  237,116
    Lithia Motors, Inc. Class A........................  7,157  635,899
#*  Lumber Liquidators Holdings, Inc...................  7,844  425,302
    Matthews International Corp. Class A...............    124    5,393
#*  Mattress Firm Holding Corp.........................  4,220  196,652
    Men's Wearhouse, Inc. (The)........................ 14,982  753,894
*   Modine Manufacturing Co............................ 10,123  139,394
*   Monarch Casino & Resort, Inc.......................    800    9,984
#   Monro Muffler Brake, Inc...........................  9,578  486,467
    Movado Group, Inc..................................  3,449  141,168
*   Murphy USA, Inc.................................... 12,245  605,148
#*  Nathan's Famous, Inc...............................  1,228   61,044
#*  Nautilus, Inc......................................  7,490   74,600
#*  New York & Co., Inc................................ 14,303   48,201
#   New York Times Co. (The) Class A................... 45,242  565,073
    Nutrisystem, Inc...................................  2,204   35,374
*   Orbitz Worldwide, Inc.............................. 27,445  242,888
#*  Outerwall, Inc.....................................  4,206  231,414
*   Overstock.com, Inc.................................  5,980   97,175
#   Oxford Industries, Inc.............................  4,464  265,920
    Papa John's International, Inc..................... 12,564  523,793
#   PetMed Express, Inc................................  1,588   21,756
#   Pier 1 Imports, Inc................................ 24,195  364,377
    Pool Corp.......................................... 13,714  750,979
*   Popeyes Louisiana Kitchen, Inc.....................  8,179  329,614
*   Red Robin Gourmet Burgers, Inc.....................  3,855  248,108
    Ruth's Hospitality Group, Inc...................... 10,280  116,678
#   Ryland Group, Inc. (The)........................... 13,884  445,676
*   Scientific Games Corp. Class A.....................  7,488   63,948
    SeaWorld Entertainment, Inc........................ 21,390  595,711
*   Select Comfort Corp................................ 14,529  293,486
*   Shiloh Industries, Inc.............................    437    7,429
#*  Shutterfly, Inc....................................  2,816  138,885
#   Sinclair Broadcast Group, Inc. Class A............. 17,070  551,532
*   Skechers U.S.A., Inc. Class A...................... 12,497  651,968
#*  Smith & Wesson Holding Corp........................ 16,238  200,539
#*  Sonic Corp......................................... 19,100  394,415
#   Sotheby's..........................................    891   35,328

                                     1623

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Standard Motor Products, Inc.......................  6,075 $   219,004
#   Stein Mart, Inc....................................  1,200      15,576
*   Steven Madden, Ltd................................. 18,745     597,028
*   Strayer Education, Inc.............................  3,087     159,968
#   Sturm Ruger & Co., Inc.............................  1,130      56,455
*   Taylor Morrison Home Corp. Class A.................  6,947     123,518
    Texas Roadhouse, Inc............................... 20,229     503,297
#   Thor Industries, Inc............................... 13,235     701,058
#*  Tile Shop Holdings, Inc............................ 13,943     140,964
*   Tower International, Inc...........................  5,574     175,581
#*  Tumi Holdings, Inc................................. 17,890     377,121
    Vail Resorts, Inc.................................. 10,987     829,518
*   Valuevision Media, Inc. Class A....................  4,380      20,060
#*  Vera Bradley, Inc..................................  2,379      47,176
*   Vitamin Shoppe, Inc................................  8,645     368,709
*   William Lyon Homes Class A.........................  2,921      71,915
    Winmark Corp.......................................  1,277      83,605
*   Winnebago Industries, Inc..........................  7,349     172,701
#   Wolverine World Wide, Inc.......................... 29,092     705,772
#   World Wrestling Entertainment, Inc. Class A........  1,300      16,224
#*  Zumiez, Inc........................................  8,253     229,846
                                                               -----------
Total Consumer Discretionary...........................         38,173,836
                                                               -----------
Consumer Staples -- (3.6%)
#   Alico, Inc.........................................  1,296      47,835
*   Annie's, Inc.......................................  3,519     102,684
    B&G Foods, Inc..................................... 16,913     474,748
#*  Boston Beer Co., Inc. (The) Class A................  2,799     616,900
*   Boulder Brands, Inc................................  4,100      46,535
    Cal-Maine Foods, Inc...............................  6,200     441,440
    Calavo Growers, Inc................................  3,311     114,196
#   Casey's General Stores, Inc........................ 11,136     736,869
#*  Chefs' Warehouse, Inc. (The).......................  6,450     113,327
    Coca-Cola Bottling Co. Consolidated................    600      41,892
#*  Farmer Bros. Co....................................  1,811      37,071
#*  Fresh Market, Inc. (The)........................... 13,191     394,807
    Inter Parfums, Inc.................................  8,653     226,103
*   Inventure Foods, Inc...............................  3,827      46,115
    J&J Snack Foods Corp...............................  5,347     481,711
    Lancaster Colony Corp..............................  8,145     711,466
#*  Medifast, Inc......................................  4,062     116,620
*   National Beverage Corp.............................  2,900      49,706
#*  Natural Grocers by Vitamin Cottage, Inc............  4,417     100,178
    Oil-Dri Corp. of America...........................  1,477      43,084
    Orchids Paper Products Co..........................  1,600      42,240
    Pricesmart, Inc....................................  6,567     540,464
    Rocky Mountain Chocolate Factory, Inc..............    400       5,120
#   Sanderson Farms, Inc...............................  7,068     643,824
#*  Susser Holdings Corp...............................  5,978     479,256

                                     1624

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    WD-40 Co...........................................  4,109 $  274,317
                                                               ----------
Total Consumer Staples.................................         6,928,508
                                                               ----------
Energy -- (3.2%)
*   Basic Energy Services, Inc......................... 10,151    243,522
    Bolt Technology Corp...............................    700     11,949
*   Bonanza Creek Energy, Inc.......................... 12,240    686,174
#   CARBO Ceramics, Inc................................  4,070    506,878
*   Carrizo Oil & Gas, Inc............................. 14,226    873,619
*   Clayton Williams Energy, Inc.......................  2,830    301,140
    EnLink Midstream LLC............................... 13,004    496,883
#   EXCO Resources, Inc................................ 45,637    210,387
    GasLog, Ltd........................................ 17,554    447,627
*   Gastar Exploration, Inc............................ 13,440     88,973
#*  Geospace Technologies Corp.........................  3,681    148,123
#*  Goodrich Petroleum Corp............................  7,442    143,333
*   ION Geophysical Corp............................... 13,422     50,332
*   Matador Resources Co............................... 21,665    585,822
*   Matrix Service Co..................................  7,202    193,374
#   Panhandle Oil and Gas, Inc. Class A................    360     23,191
    PBF Energy, Inc. Class A...........................  1,500     40,650
*   PDC Energy, Inc....................................  5,516    299,298
*   PetroQuest Energy, Inc............................. 12,675     81,247
*   Rex Energy Corp.................................... 16,446    226,790
*   RigNet, Inc........................................  4,073    226,540
#*  Synergy Resources Corp............................. 20,025    210,663
*   Willbros Group, Inc................................ 12,186    141,236
                                                               ----------
Total Energy...........................................         6,237,751
                                                               ----------
Financials -- (5.8%)
#*  Altisource Portfolio Solutions SA..................  4,397    476,547
    Bank of Hawaii Corp................................ 13,486    771,129
    Bank of the Ozarks, Inc............................ 23,954    737,065
    BGC Partners, Inc. Class A......................... 45,571    356,821
*   BofI Holding, Inc..................................  4,315    321,856
    Bridge Bancorp, Inc................................    412      9,847
#   Cohen & Steers, Inc................................  2,284     94,809
*   Consumer Portfolio Services, Inc...................  3,825     27,770
    Crawford & Co. Class B.............................  1,463     13,460
*   Credit Acceptance Corp.............................  5,980    680,076
    Diamond Hill Investment Group, Inc.................    909    116,152
#*  eHealth, Inc.......................................  1,006     20,824
    Evercore Partners, Inc. Class A.................... 10,397    567,260
#   Federated Investors, Inc. Class B..................  3,143     88,695
*   First Cash Financial Services, Inc.................  8,360    471,588
*   FNF Group..........................................  4,647    125,980
#*  FNFV Group.........................................  1,548     25,325
#   FXCM, Inc. Class A.................................  7,560    102,967
#   GAMCO Investors, Inc. Class A......................  1,340    102,684
#*  Green Dot Corp. Class A............................  7,455    134,115
#   Greenhill & Co., Inc...............................  8,336    381,539
    HCI Group, Inc.....................................  2,858    114,034

                                     1625

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    HFF, Inc. Class A.................................. 10,675 $   362,523
    Home BancShares, Inc............................... 18,182     546,551
    Independent Bank Group, Inc........................    610      29,286
#*  Ladenburg Thalmann Financial Services, Inc......... 11,507      36,017
    MarketAxess Holdings, Inc.......................... 11,163     627,695
#*  Portfolio Recovery Associates, Inc................. 15,638     922,016
#   Pzena Investment Management, Inc. Class A..........  1,700      17,697
#   RLI Corp...........................................  1,616      69,068
*   Texas Capital Bancshares, Inc...................... 13,144     684,145
    Union Bankshares Corp..............................    900      21,492
#   Universal Insurance Holdings, Inc..................  8,247      99,459
    Virtus Investment Partners, Inc....................  2,632     539,692
#   Westamerica Bancorporation.........................  7,165     342,630
*   Western Alliance Bancorp........................... 26,624     609,690
#   Westwood Holdings Group, Inc.......................  2,094     112,678
#*  WisdomTree Investments, Inc........................ 36,788     377,445
#*  World Acceptance Corp..............................    644      52,216
                                                               -----------
Total Financials.......................................         11,190,843
                                                               -----------
Health Care -- (9.9%)
#*  Addus HomeCare Corp................................    544      12,044
#*  Air Methods Corp................................... 11,410     573,353
#*  Akorn, Inc......................................... 26,465     897,958
*   Albany Molecular Research, Inc.....................  6,153     117,153
*   AMN Healthcare Services, Inc....................... 11,065     144,952
*   Anika Therapeutics, Inc............................  3,667     154,234
#   Atrion Corp........................................    547     153,707
#*  Auxilium Pharmaceuticals, Inc......................  8,767     175,515
*   Biospecifics Technologies Corp.....................    700      18,298
*   Brookdale Senior Living, Inc.......................  5,442     188,551
*   Cambrex Corp.......................................  6,603     139,125
    Cantel Medical Corp................................ 11,163     374,295
*   Capital Senior Living Corp.........................  1,516      37,354
*   Charles River Laboratories International, Inc...... 15,916     862,806
#   Chemed Corp........................................  4,205     428,279
    Computer Programs & Systems, Inc...................  2,892     190,351
*   Corvel Corp........................................  5,386     216,948
*   Cyberonics, Inc....................................  7,860     467,434
*   Depomed, Inc.......................................  4,475      44,526
    Ensign Group, Inc. (The)...........................  4,491     147,889
*   ExamWorks Group, Inc...............................  8,229     290,401
*   Gentiva Health Services, Inc.......................  6,222     112,618
*   Globus Medical, Inc. Class A....................... 19,160     427,268
    HealthSouth Corp................................... 24,154     925,823
    Hill-Rom Holdings, Inc............................. 17,350     683,590
#*  HMS Holdings Corp.................................. 19,439     357,872
*   ICU Medical, Inc...................................  4,112     239,524
#*  Integra LifeSciences Holdings Corp.................  8,972     425,452
*   IPC The Hospitalist Co., Inc.......................  4,355     214,179
    Landauer, Inc......................................    390      16,829
*   Lannett Co., Inc...................................  5,622     188,955
#*  Ligand Pharmaceuticals, Inc. Class B...............  6,474     318,327
*   Luminex Corp.......................................  5,813     105,797

                                     1626

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#*  Masimo Corp........................................ 16,427 $   395,562
*   MedAssets, Inc..................................... 18,416     391,156
*   Medidata Solutions, Inc............................  9,139     409,793
#   Meridian Bioscience, Inc........................... 10,642     209,754
*   MWI Veterinary Supply, Inc.........................  3,632     513,056
#*  Myriad Genetics, Inc............................... 21,034     759,327
*   National Research Corp. Class A....................    900      11,889
#*  National Research Corp. Class B....................    150       6,017
*   Natus Medical, Inc.................................  9,334     268,539
*   NuVasive, Inc...................................... 14,164     529,450
*   Omnicell, Inc......................................  5,935     162,619
#   Owens & Minor, Inc................................. 18,780     621,430
*   Pain Therapeutics, Inc.............................  1,505       6,336
#*  PAREXEL International Corp......................... 16,733     896,220
*   Prestige Brands Holdings, Inc...................... 14,566     448,633
*   Providence Service Corp. (The).....................  3,480     137,843
#   Quality Systems, Inc............................... 15,407     238,963
#*  Quidel Corp........................................  6,071     144,915
#*  Repligen Corp...................................... 11,086     232,473
#*  Sagent Pharmaceuticals, Inc........................  7,417     188,985
    Select Medical Holdings Corp....................... 31,804     494,234
    STERIS Corp........................................ 17,836     907,496
#*  Sucampo Pharmaceuticals, Inc. Class A..............  4,300      25,370
#*  SurModics, Inc.....................................    704      13,369
*   Team Health Holdings, Inc..........................  3,355     189,725
*   Thoratec Corp...................................... 16,195     526,338
    US Physical Therapy, Inc...........................  2,900     101,326
#   Utah Medical Products, Inc.........................    680      35,367
*   Vascular Solutions, Inc............................  2,858      70,507
    West Pharmaceutical Services, Inc.................. 13,062     532,277
                                                               -----------
Total Health Care......................................         19,120,376
                                                               -----------
Industrials -- (16.2%)
    AAON, Inc.......................................... 15,534     304,777
    Aceto Corp.........................................  6,574     110,180
    Allegiant Travel Co................................  5,587     657,925
#   Altra Industrial Motion Corp.......................  7,769     243,558
#   American Science & Engineering, Inc................  1,649     103,557
*   American Woodmark Corp.............................  2,409      70,825
#   Apogee Enterprises, Inc............................  7,822     253,824
    Applied Industrial Technologies, Inc............... 12,737     617,235
*   ARC Document Solutions, Inc........................  7,889      42,995
    Argan, Inc.........................................     31       1,051
*   Armstrong World Industries, Inc.................... 12,551     610,983
*   Astronics Corp.....................................  2,981     172,898
#   AZZ, Inc...........................................  6,921     302,032
    Barrett Business Services, Inc.....................  1,943     110,906
*   Beacon Roofing Supply, Inc......................... 10,985     303,625
*   Blount International, Inc.......................... 12,308     160,742
    Brink's Co. (The).................................. 13,224     354,932
#*  Builders FirstSource, Inc.......................... 11,115      66,023
#*  Casella Waste Systems, Inc. Class A................  8,881      41,918
#   Ceco Environmental Corp............................  4,293      58,299

                                     1627

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Chart Industries, Inc..............................  6,990 $531,589
    CIRCOR International, Inc..........................  4,983  358,128
    CLARCOR, Inc....................................... 15,187  900,741
    Columbus McKinnon Corp.............................    958   22,274
    Comfort Systems USA, Inc...........................  1,078   16,062
    Corporate Executive Board Co. (The)................ 10,526  653,349
#   Deluxe Corp........................................ 15,754  866,628
*   DXP Enterprises, Inc...............................  3,939  279,787
#*  Echo Global Logistics, Inc.........................  7,139  157,129
#*  EnPro Industries, Inc..............................  6,565  449,177
    Exponent, Inc......................................  3,549  252,263
    Federal Signal Corp................................ 19,113  276,374
    Forward Air Corp...................................  8,784  393,260
*   Franklin Covey Co..................................  2,550   48,093
    Franklin Electric Co., Inc......................... 14,563  533,734
*   Furmanite Corp.....................................  4,334   39,656
    G&K Services, Inc. Class A.........................  4,440  213,520
#*  Generac Holdings, Inc..............................  3,713  161,144
    Global Brass & Copper Holdings, Inc................  1,128   17,123
#*  Goldfield Corp. (The)..............................  4,847    7,610
#   Gorman-Rupp Co. (The)..............................  2,601   75,377
*   GP Strategies Corp.................................  4,449  121,057
    Graham Corp........................................  1,961   59,144
#   Greenbrier Cos., Inc. (The)........................    365   23,524
*   H&E Equipment Services, Inc........................ 11,322  409,630
    Harsco Corp........................................ 27,489  694,647
    Healthcare Services Group, Inc..................... 14,942  390,584
#   Heartland Express, Inc............................. 25,768  578,492
#   HEICO Corp.........................................  5,207  255,976
    HEICO Corp. Class A................................  2,675  107,829
    Herman Miller, Inc................................. 14,521  424,594
    Hillenbrand, Inc................................... 18,291  549,645
#   HNI Corp........................................... 11,829  418,037
*   Hub Group, Inc. Class A............................ 10,312  476,208
*   Huron Consulting Group, Inc........................  6,808  411,476
    Hyster-Yale Materials Handling, Inc................  3,505  280,750
    Insperity, Inc.....................................  6,608  210,861
    Interface, Inc..................................... 20,205  320,249
    John Bean Technologies Corp........................  8,799  229,214
#   Kaman Corp.........................................  6,838  273,588
    Kforce, Inc........................................  8,936  177,737
    Knight Transportation, Inc......................... 25,303  606,260
    Knoll, Inc......................................... 12,528  210,596
#   Landstar System, Inc............................... 13,913  920,067
#   Lindsay Corp.......................................  3,120  252,564
    Manitowoc Co., Inc. (The).......................... 25,015  664,398
*   MasTec, Inc........................................ 27,352  743,701
*   Mistras Group, Inc.................................  3,432   72,484
#   MSA Safety, Inc.................................... 10,581  547,884
    Mueller Industries, Inc............................ 16,076  447,395
    Mueller Water Products, Inc. Class A............... 58,845  456,049
    NN, Inc............................................    248    7,192
#*  Nortek, Inc........................................  3,365  268,426

                                     1628

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Omega Flex, Inc....................................  1,000 $    16,940
*   On Assignment, Inc................................. 16,025     432,835
    Park-Ohio Holdings Corp............................  2,510     148,994
*   Patrick Industries, Inc............................  2,577     107,332
*   PGT, Inc........................................... 14,388     133,233
*   Polypore International, Inc........................  2,735     117,879
    Primoris Services Corp............................. 17,895     427,333
*   Proto Labs, Inc....................................  6,913     559,953
#   Raven Industries, Inc.............................. 10,131     282,351
#   RBC Bearings, Inc..................................  6,690     371,161
*   Rexnord Corp....................................... 24,597     661,905
*   Saia, Inc..........................................  6,614     301,929
*   SP Plus Corp.......................................  1,472      28,851
*   Sparton Corp.......................................    700      19,348
*   Spirit Airlines, Inc............................... 18,235   1,192,934
    Standex International Corp.........................  3,289     216,910
    Steelcase, Inc. Class A............................ 26,574     401,267
    Sun Hydraulics Corp................................  6,741     245,912
*   Swift Transportation Co............................ 20,364     416,444
*   Taser International, Inc........................... 12,845     154,911
*   Team, Inc..........................................  5,057     200,308
    Tennant Co.........................................  4,860     354,537
#   Textainer Group Holdings, Ltd......................  6,887     251,858
*   Thermon Group Holdings, Inc........................  7,289     177,706
#*  Trex Co., Inc......................................  9,030     254,194
*   Trimas Corp........................................ 12,787     405,092
*   TrueBlue, Inc...................................... 11,162     301,262
    Twin Disc, Inc.....................................    400      11,536
    Universal Truckload Services, Inc..................  3,003      72,943
    US Ecology, Inc....................................  5,783     261,739
#*  Wabash National Corp............................... 26,093     355,126
                                                               -----------
Total Industrials......................................         31,336,284
                                                               -----------
Information Technology -- (18.5%)
*   ACI Worldwide, Inc................................. 32,508     609,200
*   Acxiom Corp........................................ 21,895     401,116
    ADTRAN, Inc........................................  4,587     102,015
#   American Software, Inc. Class A....................  5,886      54,799
*   Amkor Technology, Inc.............................. 31,070     274,970
    Anixter International, Inc.........................    653      56,138
*   AVG Technologies NV................................ 14,132     240,244
#   Badger Meter, Inc..................................  3,193     159,331
    Belden, Inc........................................  4,429     300,729
#   Blackbaud, Inc..................................... 12,993     476,973
*   Blackhawk Network Holdings, Inc. Class B...........  6,450     179,891
    Booz Allen Hamilton Holding Corp................... 33,225     738,924
*   Cabot Microelectronics Corp........................  7,080     284,545
#*  CalAmp Corp........................................  4,125      70,166
*   Cardtronics, Inc................................... 12,915     498,002
*   Cascade Microtech, Inc.............................  1,200      13,272
#   Cass Information Systems, Inc......................  1,275      57,541
*   Cirrus Logic, Inc.................................. 15,263     342,349
#*  Clearfield, Inc....................................  1,000      12,870

                                     1629

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Cognex Corp........................................ 19,266 $789,521
*   Coherent, Inc......................................    367   21,620
    Computer Task Group, Inc...........................  3,013   43,146
*   Comverse, Inc......................................  4,695  120,568
    Concurrent Computer Corp...........................  1,757   13,090
#*  Conversant, Inc.................................... 19,597  457,982
*   CoreLogic, Inc..................................... 24,271  660,171
#*  Cray, Inc..........................................  7,709  204,443
    CSG Systems International, Inc.....................  9,078  236,391
    Daktronics, Inc.................................... 10,902  121,012
*   Datalink Corp......................................  3,565   40,285
*   Dealertrack Technologies, Inc......................  1,823   68,490
#*  Dice Holdings, Inc................................. 11,156  102,189
#   Diebold, Inc.......................................  4,208  158,557
#   Digimarc Corp......................................    497   12,604
*   Electronics for Imaging, Inc....................... 13,905  612,793
#*  Ellie Mae, Inc.....................................  3,425   98,366
*   EPAM Systems, Inc.................................. 13,125  507,413
*   Euronet Worldwide, Inc............................. 15,490  775,120
*   ExlService Holdings, Inc...........................  8,805  246,980
    Fair Isaac Corp.................................... 10,987  627,907
#*  FARO Technologies, Inc.............................  4,372  221,354
#*  Finisar Corp....................................... 34,468  680,054
#   Forrester Research, Inc............................  1,515   58,600
*   Global Cash Access Holdings, Inc................... 18,341  153,514
#   Globalscape, Inc...................................  4,431   11,698
#   Heartland Payment Systems, Inc..................... 11,549  548,578
*   Higher One Holdings, Inc...........................     41      171
*   iGATE Corp......................................... 16,877  602,171
*   Integrated Device Technology, Inc.................. 39,154  562,251
    InterDigital, Inc..................................  9,293  409,728
*   Internap Network Services Corp.....................  1,494   10,772
*   Ixia............................................... 13,553  145,017
#   j2 Global, Inc..................................... 14,557  712,128
#*  Kofax, Ltd.........................................  9,612   69,014
*   Lattice Semiconductor Corp......................... 33,265  227,533
*   Lionbridge Technologies, Inc....................... 14,471   82,919
    Littelfuse, Inc....................................  6,639  577,062
#*  M/A-COM Technology Solutions Holdings, Inc.........  4,789   95,301
*   Manhattan Associates, Inc.......................... 22,432  658,604
    MAXIMUS, Inc....................................... 18,104  748,781
*   Maxwell Technologies, Inc..........................  3,418   37,188
*   Measurement Specialties, Inc.......................  4,165  358,148
    Mentor Graphics Corp............................... 31,074  613,712
#   Mesa Laboratories, Inc.............................    787   60,182
    Methode Electronics, Inc........................... 10,627  339,851
    Micrel, Inc........................................ 13,801  144,358
*   Microsemi Corp..................................... 16,186  388,140
*   MicroStrategy, Inc. Class A........................    846  121,088
    Monotype Imaging Holdings, Inc..................... 10,652  318,388
    MTS Systems Corp...................................  4,294  283,404
*   NAPCO Security Technologies, Inc...................  3,838   18,538
*   Netscout Systems, Inc.............................. 10,788  458,814

                                     1630

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
*   Newport Corp.......................................  4,953 $    85,736
    NIC, Inc........................................... 18,032     304,200
*   OSI Systems, Inc...................................  5,264     349,003
    Pegasystems, Inc................................... 20,732     443,043
*   Perficient, Inc....................................  6,905     117,316
    Plantronics, Inc................................... 13,153     617,796
*   PMC-Sierra, Inc.................................... 28,100     189,113
    Power Integrations, Inc............................  8,232     443,129
*   Progress Software Corp............................. 17,932     415,664
#*  Rambus, Inc........................................  9,085     104,568
*   RealD, Inc.........................................    768       8,118
    Reis, Inc..........................................  1,500      32,415
#*  RF Micro Devices, Inc.............................. 70,040     781,646
*   Riverbed Technology, Inc........................... 41,999     751,782
*   Sapient Corp....................................... 46,955     693,056
    Science Applications International Corp............ 10,299     430,189
*   Semtech Corp.......................................  9,454     211,108
#*  Shutterstock, Inc..................................  4,792     373,489
*   Silicon Image, Inc................................. 27,157     135,513
*   Silicon Laboratories, Inc.......................... 13,080     532,748
*   SolarWinds, Inc.................................... 23,691     974,648
*   Stamps.com, Inc....................................    960      30,365
*   Super Micro Computer, Inc..........................  6,219     162,751
#*  Synaptics, Inc..................................... 10,132     731,834
#*  Synchronoss Technologies, Inc...................... 11,394     460,432
*   Take-Two Interactive Software, Inc................. 34,387     769,581
*   TeleTech Holdings, Inc............................. 12,565     345,914
#   Tessco Technologies, Inc...........................    800      24,400
    Tessera Technologies, Inc..........................    900      22,869
#*  Travelzoo, Inc.....................................  1,031      17,774
#*  Tyler Technologies, Inc............................  7,401     671,493
*   Verint Systems, Inc................................ 16,206     760,710
#*  ViaSat, Inc........................................ 14,764     863,251
*   Virtusa Corp.......................................  7,971     249,333
*   Web.com Group, Inc................................. 15,691     416,596
#*  WebMD Health Corp.................................. 11,051     550,671
*   Zebra Technologies Corp. Class A................... 16,366   1,310,426
#*  Zix Corp...........................................  1,980       6,871
                                                               -----------
Total Information Technology...........................         35,898,335
                                                               -----------
Materials -- (5.5%)
*   AEP Industries, Inc................................    798      32,518
#   American Vanguard Corp.............................  3,434      43,577
*   Berry Plastics Group, Inc.......................... 11,965     290,630
*   Boise Cascade Co...................................  5,681     159,920
*   Calgon Carbon Corp................................. 14,797     313,696
#   Chase Corp.........................................    400      13,500
*   Chemtura Corp...................................... 29,202     679,239
    Compass Minerals International, Inc................  8,095     696,332
#   Deltic Timber Corp.................................  2,880     175,968
*   Ferro Corp......................................... 26,019     326,278
#*  Flotek Industries, Inc............................. 16,349     471,669
#   FutureFuel Corp....................................  6,337      99,871

                                     1631

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Globe Specialty Metals, Inc........................    21,419 $    407,604
    Hawkins, Inc.......................................       560       19,180
    HB Fuller Co.......................................    15,085      673,545
*   Headwaters, Inc....................................    19,916      212,902
    Innophos Holdings, Inc.............................     5,541      334,843
    Innospec, Inc......................................     6,466      259,998
*   KapStone Paper and Packaging Corp..................    32,658      971,249
    Koppers Holdings, Inc..............................     5,780      208,253
    Minerals Technologies, Inc.........................    10,851      630,118
    Myers Industries, Inc..............................     8,079      149,300
    Neenah Paper, Inc..................................     4,124      204,633
*   OMNOVA Solutions, Inc..............................     6,309       50,914
#*  Penford Corp.......................................     1,600       19,648
#   PolyOne Corp.......................................     8,049      305,460
    Quaker Chemical Corp...............................     3,597      253,984
    Schweitzer-Mauduit International, Inc..............     8,318      339,624
    Stepan Co..........................................     5,843      281,165
#*  Stillwater Mining Co...............................     6,349      113,647
*   Trecora Resources..................................       900       10,818
    United States Lime & Minerals, Inc.................     1,260       72,601
    US Silica Holdings, Inc............................    16,741      941,179
    Wausau Paper Corp..................................     2,648       26,665
    Worthington Industries, Inc........................    21,875      836,719
                                                                  ------------
Total Materials........................................             10,627,247
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
*   CareTrust REIT, Inc................................     4,959       84,601
                                                                  ------------
Telecommunication Services -- (0.6%)
    Cogent Communications Holdings, Inc................    13,233      459,317
    Consolidated Communications Holdings, Inc..........     9,749      218,183
    IDT Corp. Class B..................................     5,146       80,226
    Inteliquent, Inc...................................     8,251       87,543
    Lumos Networks Corp................................     4,959       76,071
#   NTELOS Holdings Corp...............................     4,994       60,128
*   Vonage Holdings Corp...............................    55,181      192,030
                                                                  ------------
Total Telecommunication Services.......................              1,173,498
                                                                  ------------
TOTAL COMMON STOCKS....................................            160,771,279
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.068%.   623,503      623,503
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
SECURITIES LENDING COLLATERAL -- (16.7%)
(S)@ DFA Short Term Investment Fund.................... 2,784,989   32,222,325
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $176,924,985)^^....           $193,617,107
                                                                  ============

                                     1632

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 38,173,836          --   --    $ 38,173,836
   Consumer Staples..............    6,928,508          --   --       6,928,508
   Energy........................    6,237,751          --   --       6,237,751
   Financials....................   11,190,843          --   --      11,190,843
   Health Care...................   19,120,376          --   --      19,120,376
   Industrials...................   31,336,284          --   --      31,336,284
   Information Technology........   35,898,335          --   --      35,898,335
   Materials.....................   10,627,247          --   --      10,627,247
   Real Estate Investment Trusts.       84,601          --   --          84,601
   Telecommunication Services....    1,173,498          --   --       1,173,498
Temporary Cash Investments.......      623,503          --   --         623,503
Securities Lending Collateral....           -- $32,222,325   --      32,222,325
                                  ------------ -----------   --    ------------
TOTAL............................ $161,394,782 $32,222,325   --    $193,617,107
                                  ============ ===========   ==    ============

                                     1633

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (88.6%)

AUSTRALIA -- (6.9%)
#   ALS, Ltd...........................................  3,363 $   24,113
    Amcor, Ltd......................................... 46,376    443,878
    Aristocrat Leisure, Ltd............................ 19,207    100,755
    BHP Billiton, Ltd. Sponsored ADR................... 23,600  1,677,724
    Brambles, Ltd...................................... 60,035    519,729
    Caltex Australia, Ltd..............................  3,607     82,059
    carsales.com, Ltd..................................  7,310     77,194
    Coca-Cola Amatil, Ltd.............................. 22,010    187,706
#   Cochlear, Ltd......................................  1,254     73,627
    Commonwealth Bank of Australia..................... 14,029  1,082,053
    Computershare, Ltd................................. 10,382    125,288
    CSL, Ltd........................................... 12,843    800,164
#   Flight Centre Travel Group, Ltd....................  1,104     48,162
    Fortescue Metals Group, Ltd........................ 48,079    215,549
    Insurance Australia Group, Ltd..................... 78,781    458,496
    James Hardie Industries P.L.C...................... 17,058    211,837
#   Leighton Holdings, Ltd.............................  1,711     34,798
#   Monadelphous Group, Ltd............................    597      8,786
    Navitas, Ltd.......................................  5,081     23,133
    Orica, Ltd.........................................  5,425    109,569
#   Platinum Asset Management, Ltd.....................  4,203     24,712
    Ramsay Health Care, Ltd............................  2,884    128,484
#   REA Group, Ltd.....................................  2,024     88,151
    Rio Tinto, Ltd.....................................  5,466    332,025
    Seek, Ltd..........................................  5,016     75,819
#   Telstra Corp., Ltd................................. 71,734    363,771
    TPG Telecom, Ltd...................................  2,160     10,970
    Woolworths, Ltd.................................... 20,666    704,386
                                                               ----------
TOTAL AUSTRALIA........................................         8,032,938
                                                               ----------
AUSTRIA -- (0.1%)
    Andritz AG.........................................  2,299    124,437
    Erste Group Bank AG................................    159      4,083
    Voestalpine AG.....................................    493     21,696
                                                               ----------
TOTAL AUSTRIA..........................................           150,216
                                                               ----------
CANADA -- (8.8%)
    Agrium, Inc........................................  1,100    100,280
    Alimentation Couche Tard, Inc. Class B............. 13,300    363,986
    ARC Resources, Ltd.................................  6,000    165,305
    Baytex Energy Corp.................................  5,461    234,277
#   BCE, Inc...........................................  3,700    167,566
#   Bombardier, Inc. Class B........................... 47,603    162,846
    Canadian Imperial Bank of Commerce.................  5,501    510,163
    Canadian National Railway Co.......................  8,780    586,855
    Canadian Oil Sands, Ltd............................ 22,498    480,560
    Canadian Pacific Railway, Ltd......................  1,700    322,915
*   Canfor Corp........................................  4,000     84,707
    CCL Industries, Inc. Class B.......................    500     49,498
    Cenovus Energy, Inc................................ 11,446    351,392
*   CGI Group, Inc. Class A............................  7,900    283,367

                                     1634

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
#   CI Financial Corp..................................  8,100 $   262,237
    Cineplex, Inc......................................    500      17,875
    Constellation Software, Inc........................    700     166,277
    Crescent Point Energy Corp.........................    800      32,643
    Dollarama, Inc.....................................  2,100     172,857
    Encana Corp........................................ 25,966     559,567
#   Enerplus Corp......................................  9,300     212,637
    Finning International, Inc.........................  7,852     225,691
    George Weston, Ltd.................................  1,415     113,838
#   Gibson Energy, Inc.................................  2,400      73,628
#   Inter Pipeline, Ltd................................  4,944     153,169
    Jean Coutu Group PJC, Inc. (The) Class A...........  2,800      55,443
#   Keyera Corp........................................  1,300      97,314
    Linamar Corp.......................................  2,253     122,656
    Loblaw Cos., Ltd...................................     --          20
    Magna International, Inc...........................  3,200     343,640
#   Manitoba Telecom Services, Inc.....................    900      25,902
    Methanex Corp......................................  3,193     207,768
    Metro, Inc.........................................  1,600     104,319
    National Bank of Canada............................  2,000      89,513
    Onex Corp..........................................  2,700     157,119
    Open Text Corp.....................................  1,200      66,780
#   Peyto Exploration & Development Corp...............  2,600      87,394
#   Potash Corp. of Saskatchewan, Inc.................. 11,304     401,179
    Progressive Waste Solutions, Ltd...................  5,496     137,961
    Quebecor, Inc. Class B.............................  2,600      63,095
    Rogers Communications, Inc. Class B................  5,202     203,086
    Royal Bank of Canada...............................  2,732     201,627
    Saputo, Inc........................................  4,100     254,457
    Shaw Communications, Inc. Class B.................. 17,289     423,753
    ShawCor, Ltd.......................................  1,900      96,172
    Stantec, Inc.......................................    685      43,462
    TELUS Corp.........................................  2,411      84,144
#   Tim Hortons, Inc...................................  4,600     257,002
    Trilogy Energy Corp................................  2,300      58,536
*   Valeant Pharmaceuticals International, Inc.........  4,900     574,464
#   Vermilion Energy, Inc..............................  3,700     244,189
                                                               -----------
TOTAL CANADA...........................................         10,255,131
                                                               -----------
FINLAND -- (0.6%)
    Elisa Oyj..........................................    737      21,110
#   Kone Oyj Class B...................................  5,691     239,294
    Metso Oyj..........................................  1,312      51,467
#   Nokia Oyj.......................................... 32,331     256,138
    Nokian Renkaat Oyj.................................  1,003      34,727
    Orion Oyj Class B..................................    507      18,797
    Wartsila Oyj Abp...................................  1,572      79,169
                                                               -----------
TOTAL FINLAND..........................................            700,702
                                                               -----------
FRANCE -- (7.7%)
    Accor SA...........................................  4,312     208,820
    Aeroports de Paris.................................    500      68,489

                                     1635

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Air Liquide SA.....................................  5,007 $  637,161
    Airbus Group NV....................................  8,424    488,762
    Arkema SA..........................................  3,058    283,532
    AtoS...............................................  3,610    281,886
    Bureau Veritas SA..................................  7,490    193,176
    Carrefour SA....................................... 29,842  1,030,586
    Christian Dior SA..................................  1,056    183,934
    Cie Generale des Etablissements Michelin...........  6,307    691,875
    Danone SA..........................................  5,495    396,908
    Dassault Systemes..................................  1,232     82,674
    Eiffage SA.........................................  1,082     70,136
    Essilor International SA...........................  3,956    386,454
    Eutelsat Communications SA.........................  4,558    157,264
    Iliad SA...........................................    882    242,762
    Imerys SA..........................................  1,165     90,966
    Ingenico...........................................    532     53,818
    JCDecaux SA........................................  2,948    101,169
    Legrand SA.........................................  3,554    197,090
    LVMH Moet Hennessy Louis Vuitton SA................  2,642    454,482
    Plastic Omnium SA..................................  1,842     48,791
    Publicis Groupe SA.................................  3,584    260,031
    Safran SA..........................................  5,258    308,998
    SEB SA.............................................    146     11,835
    SES SA............................................. 10,314    379,361
    Societe BIC SA.....................................    306     42,189
    Sodexo.............................................  1,826    181,483
    Technip SA.........................................  1,864    172,187
    Thales SA..........................................  4,447    252,922
    Valeo SA...........................................  2,562    306,973
    Vinci SA...........................................  9,594    662,110
    Zodiac Aerospace...................................  3,680    115,227
                                                               ----------
TOTAL FRANCE...........................................         9,044,051
                                                               ----------
GERMANY -- (7.0%)
    BASF SE............................................ 18,152  1,878,622
    Bayer AG........................................... 16,345  2,156,012
    Beiersdorf AG......................................  1,225    110,414
    Brenntag AG........................................  1,144    183,668
    Continental AG.....................................  2,173    467,987
    Deutsche Boerse AG.................................  4,832    349,811
    Deutsche Post AG................................... 16,525    528,712
    Fielmann AG........................................    205     25,881
    Fresenius SE & Co. KGaA............................  1,225    183,186
    Fuchs Petrolub SE..................................    408     16,322
    Hugo Boss AG.......................................  1,348    193,419
    Lanxess AG.........................................    830     52,742
    MAN SE.............................................    137     16,268
    MTU Aero Engines AG................................    713     61,340
    SAP SE.............................................  6,668    524,051
#   SAP SE Sponsored ADR...............................  7,462    585,692
    Symrise AG.........................................  2,728    142,845
*   ThyssenKrupp AG.................................... 18,499    521,098

                                     1636

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    United Internet AG.................................   5,369 $  214,657
                                                                ----------
TOTAL GERMANY..........................................          8,212,727
                                                                ----------
HONG KONG -- (2.9%)
#   AAC Technologies Holdings, Inc.....................  35,500    211,160
    AIA Group, Ltd.....................................  83,200    446,268
#   ASM Pacific Technology, Ltd........................   4,400     46,739
#   Chow Tai Fook Jewellery Group, Ltd.................  50,800     73,548
    Galaxy Entertainment Group, Ltd....................  44,000    369,464
*   Global Brands Group Holding, Ltd................... 130,000     33,884
    Hong Kong Exchanges and Clearing, Ltd..............  19,807    444,458
#   L'Occitane International SA........................   9,250     23,770
    Li & Fung, Ltd..................................... 130,000    172,843
    Melco Crown Entertainment, Ltd.....................   7,200     80,205
    MGM China Holdings, Ltd............................  46,000    168,206
    PCCW, Ltd.......................................... 204,976    125,239
#   Prada SpA..........................................  11,400     80,997
    Samsonite International SA.........................  39,000    120,858
    Sands China, Ltd...................................  50,400    370,342
    SJM Holdings, Ltd..................................  47,000    125,568
    Techtronic Industries Co...........................  66,000    197,821
    Television Broadcasts, Ltd.........................   3,500     22,734
    VTech Holdings, Ltd................................   5,900     72,939
#   Wynn Macau, Ltd....................................  32,000    136,365
    Xinyi Glass Holdings, Ltd..........................  22,000     12,868
#   Xinyi Solar Holdings, Ltd..........................  22,000      6,238
                                                                ----------
TOTAL HONG KONG........................................          3,342,514
                                                                ----------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd.....  67,434    125,563
    Delek Group, Ltd...................................      28     10,986
    Elbit Systems, Ltd.................................     261     16,355
    Israel Chemicals, Ltd..............................   8,982     73,035
    Teva Pharmaceutical Industries, Ltd................   4,513    241,653
                                                                ----------
TOTAL ISRAEL...........................................            467,592
                                                                ----------
ITALY -- (2.2%)
    Atlantia SpA.......................................  20,314    537,635
    CNH Industrial NV..................................  41,341    381,574
    Enel Green Power SpA...............................  54,665    151,199
#   Eni SpA Sponsored ADR..............................   3,010    152,908
*   Fiat SpA...........................................  47,860    459,337
#   Gtech Spa..........................................   1,461     35,112
    Luxottica Group SpA................................   5,648    311,595
*   Mediaset SpA.......................................  31,334    124,302
    Mediolanum SpA.....................................   6,896     52,409
    Pirelli & C. SpA...................................   7,910    117,964
    Prysmian SpA.......................................   5,038    107,129
    Salvatore Ferragamo SpA............................     992     27,285
    Tenaris SA.........................................   2,675     57,585
#   Tod's SpA..........................................      17      1,865

                                     1637

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    UnipolSai SpA...................................... 10,796 $   32,682
                                                               ----------
TOTAL ITALY............................................         2,550,581
                                                               ----------
JAPAN -- (17.6%)
#   ABC-Mart, Inc......................................    600     32,402
    Air Water, Inc.....................................  1,000     15,993
    Alps Electric Co., Ltd.............................  7,800    108,264
    Anritsu Corp.......................................  1,000      9,529
    Asahi Group Holdings, Ltd..........................  4,200    126,666
#   Asics Corp.........................................  2,000     42,445
    Astellas Pharma, Inc............................... 11,400    154,591
    Bandai Namco Holdings, Inc.........................  7,400    187,285
    Benesse Holdings, Inc..............................  3,000    113,016
    Bridgestone Corp................................... 13,000    469,175
    Brother Industries, Ltd............................  1,900     33,993
    Calbee, Inc........................................    800     23,758
    Canon, Inc......................................... 13,500    441,656
*   COLOPL, Inc........................................  1,700     64,402
#   Cosmos Pharmaceutical Corp.........................    200     24,509
    Daihatsu Motor Co., Ltd............................  3,000     53,250
#   Daiichikosho Co., Ltd..............................    500     14,832
    Daikin Industries, Ltd.............................  3,400    233,508
    Daito Trust Construction Co., Ltd..................  3,100    373,631
    Daiwa House Industry Co., Ltd......................  4,000     81,197
    Daiwa Securities Group, Inc........................  6,000     50,376
#   Dena Co., Ltd......................................  6,400     82,542
    Denso Corp.........................................  5,800    267,528
    DIC Corp........................................... 21,000     48,111
    Disco Corp.........................................    500     32,292
#   Don Quijote Holdings Co., Ltd......................  1,000     54,034
    Dowa Holdings Co., Ltd............................. 10,000     93,050
    Ebara Corp......................................... 11,000     68,291
    Eisai Co., Ltd.....................................  1,500     63,540
#   FamilyMart Co., Ltd................................  2,400    107,786
#   Fast Retailing Co., Ltd............................    700    231,104
    Fuji Electric Co., Ltd............................. 24,000    123,749
    Fuji Heavy Industries, Ltd......................... 10,600    302,283
    Fujitsu, Ltd....................................... 45,000    344,946
#*  Gree, Inc..........................................  4,600     36,317
#   GS Yuasa Corp......................................  9,000     57,792
#   GungHo Online Entertainment, Inc................... 11,000     61,928
    Haseko Corp........................................  7,300     57,965
    Heiwa Corp.........................................    500     11,778
    Hikari Tsushin, Inc................................    200     14,643
    Hino Motors, Ltd................................... 10,800    149,354
#   Hitachi Metals, Ltd................................  5,000     81,307
#   Hitachi, Ltd....................................... 92,000    713,074
    Honda Motor Co., Ltd...............................  2,900    100,952
    Hoshizaki Electric Co., Ltd........................    300     15,274
    Hoya Corp..........................................  9,600    310,834
    IHI Corp........................................... 56,000    258,971
#   Isuzu Motors, Ltd.................................. 71,000    492,783
    Ito En, Ltd........................................  1,100     26,808

                                     1638

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Izumi Co., Ltd.....................................  1,300 $ 39,733
    Japan Aviation Electronics Industry, Ltd...........  2,000   41,154
    Japan Exchange Group, Inc..........................    900   20,476
#   Japan Steel Works, Ltd. (The)......................  2,000    8,594
    Japan Tobacco, Inc................................. 19,700  692,800
    JGC Corp...........................................  4,000  121,209
    JTEKT Corp.........................................  2,400   41,552
#   Kakaku.com, Inc....................................  6,000  101,544
    Kao Corp...........................................  8,100  333,106
#   Kawasaki Heavy Industries, Ltd..................... 59,000  229,517
#   KDDI Corp.......................................... 13,000  747,277
    Koito Manufacturing Co., Ltd.......................  4,000  109,603
#   Komatsu, Ltd....................................... 11,200  248,386
    Kubota Corp........................................ 13,000  171,149
    Lawson, Inc........................................  2,800  209,681
#   M3, Inc............................................  6,000   96,840
    Mazda Motor Corp...................................  6,400  153,775
    McDonald's Holdings Co. Japan, Ltd.................    700   17,619
    MEIJI Holdings Co., Ltd............................  1,500  107,515
#   Minebea Co., Ltd...................................  8,000   95,178
    Miraca Holdings, Inc...............................  2,300  106,444
    MISUMI Group, Inc..................................    300    9,561
    Mitsubishi Electric Corp........................... 33,000  435,651
#   Mitsubishi Motors Corp............................. 26,400  300,777
    MonotaRO Co., Ltd..................................    400   10,659
    Murata Manufacturing Co., Ltd......................  1,200  114,390
#   Nabtesco Corp......................................  1,200   27,112
    Nexon Co., Ltd.....................................  1,500   14,472
#   NGK Spark Plug Co., Ltd............................  3,000   89,692
#   Nidec Corp.........................................  1,200   78,152
    Nihon Kohden Corp..................................    800   39,307
#   Nikon Corp.........................................    400    6,204
    Nippon Kayaku Co., Ltd.............................  3,000   38,029
#   Nippon Paint Co., Ltd..............................  3,000   69,125
    Nissan Chemical Industries, Ltd....................  2,400   43,995
    Nissan Shatai Co., Ltd.............................  2,000   32,208
    Nitori Holdings Co., Ltd...........................  1,500   84,256
#   Nitto Denko Corp...................................  4,000  178,506
    Nomura Research Institute, Ltd.....................  1,300   40,931
    NSK, Ltd........................................... 19,000  267,297
    NTT Data Corp......................................  2,200   83,781
    Oki Electric Industry Co., Ltd..................... 17,000   37,725
#*  Olympus Corp.......................................  4,600  165,525
#   Omron Corp.........................................  1,800   79,835
    Oracle Corp. Japan.................................  1,500   63,554
    Oriental Land Co., Ltd.............................    600  112,672
#   Otsuka Corp........................................    600   27,338
    Panasonic Corp..................................... 50,300  627,162
    Park24 Co., Ltd....................................  4,100   75,216
    Pigeon Corp........................................  1,000   57,445
#   Rakuten, Inc....................................... 13,000  170,729
#   Resorttrust, Inc...................................  1,400   28,915
#   Rinnai Corp........................................    400   36,418

                                     1639

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Rohto Pharmaceutical Co., Ltd......................  1,000 $   15,475
    Ryohin Keikaku Co., Ltd............................    300     36,207
#   Sanrio Co., Ltd....................................  2,100     60,525
    Sanwa Holdings Corp................................  2,000     14,098
    Sawai Pharmaceutical Co., Ltd......................    400     22,670
    SCSK Corp..........................................    700     19,358
    Secom Co., Ltd.....................................  2,600    158,148
    Seiko Epson Corp...................................  7,800    333,886
    Sekisui Chemical Co., Ltd..........................  4,000     47,962
    Seven & I Holdings Co., Ltd........................ 13,600    565,972
    Seven Bank, Ltd....................................  8,700     34,913
#*  Sharp Corp......................................... 92,000    286,562
    Shimamura Co., Ltd.................................    300     29,751
#   Shiseido Co., Ltd..................................  7,300    143,875
    Showa Shell Sekiyu KK..............................  1,400     15,790
    Softbank Corp...................................... 16,900  1,214,911
#   Stanley Electric Co., Ltd..........................  2,200     57,062
    Start Today Co., Ltd...............................  1,500     39,738
    Sugi Holdings Co., Ltd.............................    600     25,721
#   Sumco Corp.........................................  2,500     23,014
    Sumitomo Realty & Development Co., Ltd.............  4,000    165,153
    Sumitomo Rubber Industries, Ltd....................  1,500     21,726
    Sundrug Co., Ltd...................................    900     40,406
    Suruga Bank, Ltd...................................  2,000     38,997
    Suzuki Motor Corp..................................    700     23,359
    Sysmex Corp........................................  3,400    131,990
    Taiheiyo Cement Corp............................... 51,000    197,462
    Terumo Corp........................................  7,100    160,993
    Topcon Corp........................................    700     15,995
#   Toray Industries, Inc..............................  4,000     27,075
#   Toshiba Corp....................................... 84,000    373,603
    TOTO, Ltd..........................................  6,000     75,208
    Toyo Suisan Kaisha, Ltd............................  1,000     30,332
    Toyo Tire & Rubber Co., Ltd........................    600     10,894
    Toyota Motor Corp. Sponsored ADR................... 10,658  1,257,537
    Trend Micro, Inc...................................  2,600     92,553
    TS Tech Co., Ltd...................................    700     19,934
#   Tsumura & Co.......................................    800     19,233
    Tsuruha Holdings, Inc..............................  1,000     57,405
    Unicharm Corp......................................  1,300     79,603
    United Arrows, Ltd.................................    400     15,665
    USS Co., Ltd.......................................  5,200     90,842
#   Wacom Co., Ltd.....................................  2,700     12,379
#   Yahoo Japan Corp................................... 25,700    116,286
#   Yamaha Motor Co., Ltd..............................  7,400    122,588
    Yamato Holdings Co., Ltd...........................  6,000    124,984
#   Yaskawa Electric Corp..............................  6,000     78,197
    Yokogawa Electric Corp.............................  2,400     30,228
    Yokohama Rubber Co., Ltd. (The)....................  2,000     17,317

                                     1640

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Zeon Corp..........................................  3,000 $    29,629
                                                               -----------
TOTAL JAPAN............................................         20,626,516
                                                               -----------
NETHERLANDS -- (2.2%)
    Akzo Nobel NV......................................  5,008     360,694
    ASML Holding NV....................................    712      67,149
    Heineken NV........................................  2,335     164,023
    Koninklijke Ahold NV...............................    635      11,073
    Koninklijke Boskalis Westminster NV................    141       7,531
*   Koninklijke KPN NV................................. 33,578     107,371
    Koninklijke Vopak NV...............................    917      42,448
    Reed Elsevier NV................................... 27,691     623,338
    Unilever NV(B12T3J1)............................... 16,507     679,362
    Unilever NV(904784709).............................  1,972      81,108
    Wolters Kluwer NV..................................  9,196     254,787
    Ziggo NV...........................................  3,794     171,091
                                                               -----------
TOTAL NETHERLANDS......................................          2,569,975
                                                               -----------
NORWAY -- (1.1%)
    Aker Solutions ASA.................................  3,517      51,904
*   DNO ASA............................................ 19,807      66,343
    Fred Olsen Energy ASA..............................  1,174      26,644
    Prosafe SE.........................................  1,899      14,142
    Seadrill, Ltd......................................  3,798     137,716
    Statoil ASA........................................ 22,445     641,356
    Telenor ASA........................................ 10,295     236,919
    TGS Nopec Geophysical Co. ASA......................  3,315      94,019
                                                               -----------
TOTAL NORWAY...........................................          1,269,043
                                                               -----------
SINGAPORE -- (0.9%)
#   Ezion Holdings, Ltd................................ 20,000      34,251
    First Resources, Ltd...............................  9,000      16,238
    Great Eastern Holdings, Ltd........................  1,000      18,353
    Jardine Cycle & Carriage, Ltd......................  4,000     148,639
    Keppel Corp., Ltd.................................. 12,000     105,180
    M1, Ltd............................................  7,000      20,974
    SembCorp Industries, Ltd........................... 28,000     122,614
#   SembCorp Marine, Ltd............................... 16,000      52,954
    Singapore Exchange, Ltd............................ 24,000     135,394
    Singapore Post, Ltd................................ 22,000      30,943
    Singapore Press Holdings, Ltd......................  4,000      13,291
    Singapore Technologies Engineering, Ltd............ 44,000     133,626
    Singapore Telecommunications, Ltd.................. 64,000     208,160
    StarHub, Ltd....................................... 19,000      64,728
                                                               -----------
TOTAL SINGAPORE........................................          1,105,345
                                                               -----------
SPAIN -- (3.1%)
    Abertis Infraestructuras SA........................ 14,215     311,567
    ACS Actividades de Construccion y Servicios SA.....  5,098     222,922
    Amadeus IT Holding SA Class A......................  7,645     300,836
*   Bankia SA.......................................... 65,149     127,631
    Bankinter SA....................................... 11,074      95,620

                                     1641

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA..... 16,675 $  138,215
    Enagas SA..........................................  3,838    127,689
    Ferrovial SA.......................................  8,232    172,478
#   Gas Natural SDG SA................................. 12,317    378,412
    Grifols SA.........................................  2,997    135,278
    Inditex SA.........................................  8,010    233,996
    Red Electrica Corp. SA.............................  2,174    186,810
    Telefonica SA...................................... 71,563  1,166,656
    Zardoya Otis SA....................................  3,260     49,863
                                                               ----------
TOTAL SPAIN............................................         3,647,973
                                                               ----------
SWEDEN -- (2.2%)
    Alfa Laval AB......................................  5,361    121,739
    Atlas Copco AB Class A.............................  5,568    166,121
    Atlas Copco AB Class B.............................  3,236     87,329
    Electrolux AB Series B............................. 10,573    262,232
#   Elekta AB Class B..................................  4,305     52,751
    Getinge AB Class B.................................  6,441    157,548
    Hennes & Mauritz AB Class B........................ 12,744    520,993
*   Lundin Petroleum AB................................  6,457    115,733
#   Millicom International Cellular SA.................  2,982    253,712
    NCC AB Class B.....................................  2,430     75,930
#   Sandvik AB......................................... 32,543    409,360
#   Securitas AB Class B...............................  9,088    105,664
    Volvo AB Class A...................................  3,143     39,245
    Volvo AB Class B................................... 13,723    167,540
                                                               ----------
TOTAL SWEDEN...........................................         2,535,897
                                                               ----------
SWITZERLAND -- (6.8%)
    Actelion, Ltd......................................  2,250    270,238
    DKSH Holding AG....................................    266     19,194
#*  Dufry AG...........................................    654    111,999
    EMS-Chemie Holding AG..............................    154     66,357
#   Galenica AG........................................    174    156,672
    Geberit AG.........................................    832    278,783
    Kuehne + Nagel International AG....................  1,140    152,028
    Nestle SA.......................................... 31,558  2,336,554
    Partners Group Holding AG..........................    382     95,758
    Roche Holding AG(7108918)..........................    438    124,956
    Roche Holding AG(7110388).......................... 10,313  2,992,890
    Schindler Holding AG...............................    468     69,321
    SGS SA.............................................    120    261,413
    Sika AG............................................     58    225,621
    Swisscom AG........................................    445    247,064
    Syngenta AG........................................  1,536    544,135
                                                               ----------
TOTAL SWITZERLAND......................................         7,952,983
                                                               ----------
UNITED KINGDOM -- (18.1%)
    Aberdeen Asset Management P.L.C.................... 21,891    151,976
    Admiral Group P.L.C................................  4,804    117,874
    Aggreko P.L.C......................................  8,591    248,784
    Ashtead Group P.L.C................................ 12,759    191,393

                                     1642

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    AstraZeneca P.L.C. Sponsored ADR...................  19,310 $1,405,575
    Babcock International Group P.L.C..................   2,670     49,344
    BAE Systems P.L.C.................................. 160,822  1,159,036
    BHP Billiton P.L.C.................................  18,012    614,425
    British American Tobacco P.L.C. Sponsored ADR......  13,728  1,611,667
    British Sky Broadcasting Group P.L.C...............  34,357    508,549
    Bunzl P.L.C........................................   2,373     63,604
    Burberry Group P.L.C...............................  13,705    325,885
    Capita P.L.C.......................................  15,070    305,143
    Centrica P.L.C..................................... 248,769  1,296,200
    Cobham P.L.C.......................................  19,542     96,421
    Compass Group P.L.C................................  32,296    526,241
    Croda International P.L.C..........................   2,435     86,115
    Daily Mail & General Trust P.L.C...................   1,645     23,192
    Diageo P.L.C. Sponsored ADR........................   5,957    716,151
    easyJet P.L.C......................................   1,964     42,806
    Experian P.L.C.....................................  33,325    570,215
    G4S P.L.C..........................................  52,059    220,291
    GKN P.L.C..........................................  49,639    285,606
#   GlaxoSmithKline P.L.C. Sponsored ADR...............  36,779  1,779,000
    Hargreaves Lansdown P.L.C..........................   7,162    123,476
    Hikma Pharmaceuticals P.L.C........................     365     11,060
    IMI P.L.C..........................................   5,204    124,111
    Imperial Tobacco Group P.L.C.......................  18,459    799,163
    Informa P.L.C......................................   2,667     21,883
    Inmarsat P.L.C.....................................   3,568     43,763
*   International Consolidated Airlines Group SA.......  31,220    173,541
    Intertek Group P.L.C...............................   3,094    133,584
    ITV P.L.C..........................................  87,258    306,290
    Johnson Matthey P.L.C..............................   3,927    195,670
    London Stock Exchange Group P.L.C..................   3,379    110,219
    Marks & Spencer Group P.L.C........................  31,252    226,218
    Mondi P.L.C........................................   6,585    115,329
    Next P.L.C.........................................   5,175    590,633
    Petrofac, Ltd......................................   8,704    160,400
    Reckitt Benckiser Group P.L.C......................   4,153    366,616
    Reed Elsevier P.L.C................................  38,986    626,729
    Rio Tinto P.L.C....................................   8,920    509,814
    Rio Tinto P.L.C. Sponsored ADR.....................   9,713    556,458
    Rolls-Royce Holdings P.L.C.........................  36,050    629,301
    Sage Group P.L.C. (The)............................  27,262    169,325
    Shire P.L.C........................................   5,267    433,518
    Smith & Nephew P.L.C...............................   6,672    114,823
    Smiths Group P.L.C.................................  13,102    281,147
*   Sports Direct International P.L.C..................   2,294     25,776
    SSE P.L.C..........................................  17,418    427,768
    St James's Place P.L.C.............................  14,109    172,453
    Standard Life P.L.C................................  14,814     93,347
    Tate & Lyle P.L.C..................................  10,279    107,915
    TUI Travel P.L.C...................................  15,005     91,594
    Unilever P.L.C. Sponsored ADR......................  12,307    532,032
    Weir Group P.L.C. (The)............................   3,727    160,860
    William Hill P.L.C.................................   6,185     36,661

                                     1643

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
      Wolseley P.L.C....................................     4,476 $    233,030
                                                                   ------------
TOTAL UNITED KINGDOM....................................             21,100,000
                                                                   ------------
TOTAL COMMON STOCKS.....................................            103,564,184
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
*     Zardoya Otis SA Rights 08/06/14...................     3,260        1,996
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                         --------- ------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund.................... 1,154,694   13,359,808
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $111,827,883)^^.....           $116,925,988
                                                                   ============

                                     1644

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                 ----------- ----------- ------- ------------
  Common Stocks
     Australia.................. $ 1,677,724 $ 6,355,214   --    $  8,032,938
     Austria....................          --     150,216   --         150,216
     Canada.....................  10,255,131          --   --      10,255,131
     Finland....................          --     700,702   --         700,702
     France.....................          --   9,044,051   --       9,044,051
     Germany....................     585,692   7,627,035   --       8,212,727
     Hong Kong..................      33,884   3,308,630   --       3,342,514
     Israel.....................          --     467,592   --         467,592
     Italy......................     152,908   2,397,673   --       2,550,581
     Japan......................   1,257,537  19,368,979   --      20,626,516
     Netherlands................      81,108   2,488,867   --       2,569,975
     Norway.....................     137,716   1,131,327   --       1,269,043
     Singapore..................          --   1,105,345   --       1,105,345
     Spain......................          --   3,647,973   --       3,647,973
     Sweden.....................          --   2,535,897   --       2,535,897
     Switzerland................          --   7,952,983   --       7,952,983
     United Kingdom.............   6,600,883  14,499,117   --      21,100,000
  Rights/Warrants
     Spain......................          --       1,996   --           1,996
  Securities Lending Collateral.          --  13,359,808   --      13,359,808
                                 ----------- -----------   --    ------------
  TOTAL......................... $20,782,583 $96,143,405   --    $116,925,988
                                 =========== ===========   ==    ============

                                     1645

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (88.5%)

AUSTRALIA -- (5.6%)
    Acrux, Ltd......................................... 11,401 $ 19,112
    Adelaide Brighton, Ltd............................. 33,313  112,347
    Ainsworth Game Technology, Ltd.....................  6,491   22,559
#   Amcom Telecommunications, Ltd...................... 14,775   27,976
#   ARB Corp., Ltd.....................................  4,260   48,075
    Aristocrat Leisure, Ltd............................ 41,954  220,081
#   Austin Engineering, Ltd............................  2,240    3,414
    Automotive Holdings Group, Ltd..................... 19,987   71,818
    BC Iron, Ltd.......................................  6,971   21,697
    Bega Cheese, Ltd...................................  3,817   17,183
    Blackmores, Ltd....................................    455   12,001
#   Breville Group, Ltd................................  8,325   63,826
    BT Investment Management, Ltd......................  1,723   10,658
#   Cardno, Ltd........................................  6,981   40,438
    carsales.com, Ltd.................................. 20,837  220,040
#   Cash Converters International, Ltd.................  8,625    8,938
    Cedar Woods Properties, Ltd........................  2,176   15,221
    Corporate Travel Management, Ltd...................  1,647    9,979
    David Jones, Ltd................................... 55,013  203,983
    Decmil Group, Ltd..................................  4,061    7,438
#   Domino's Pizza Enterprises, Ltd....................  6,936  137,889
#*  Drillsearch Energy, Ltd............................ 15,703   23,784
    DuluxGroup, Ltd.................................... 45,270  229,821
    Equity Trustees, Ltd...............................    534   10,195
#   Fleetwood Corp., Ltd...............................  1,564    3,152
    GUD Holdings, Ltd..................................  2,900   19,993
#   GWA Group, Ltd..................................... 24,576   66,379
#   iiNET, Ltd......................................... 13,324   93,265
    Invocare, Ltd......................................  8,843   86,200
#   IOOF Holdings, Ltd................................. 19,457  156,210
#   Iress, Ltd......................................... 15,832  127,304
#   JB Hi-Fi, Ltd...................................... 11,250  206,969
#   M2 Telecommunications Group, Ltd................... 12,694   71,259
#   Magellan Financial Group, Ltd......................  9,611  103,717
*   Mayne Pharma Group, Ltd............................ 45,652   36,556
#   McMillan Shakespeare, Ltd..........................  2,990   26,119
#   Mineral Resources, Ltd............................. 11,405  115,809
#   Monadelphous Group, Ltd............................  8,935  131,494
    Mortgage Choice, Ltd...............................  3,804   11,060
#   Myer Holdings, Ltd................................. 25,576   53,402
    Navitas, Ltd....................................... 18,942   86,239
#   NIB Holdings, Ltd.................................. 41,420  124,355
#   Northern Star Resources, Ltd....................... 52,552   83,146
    Perpetual, Ltd.....................................  4,797  215,169
    Prime Media Group, Ltd.............................  1,965    1,867
#   Reckon, Ltd........................................    656    1,253
    Regis Resources, Ltd............................... 25,978   41,820
#   Reject Shop, Ltd. (The)............................  1,182   10,540
    SAI Global, Ltd.................................... 18,141   81,753
*   Sandfire Resources NL..............................  7,522   44,439
    Servcorp, Ltd......................................  2,630   12,057

                                     1646

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
    Sirtex Medical, Ltd................................  3,345 $   58,011
#   Slater & Gordon, Ltd............................... 13,030     59,917
#   SMS Management & Technology, Ltd...................  2,109      8,026
    Super Retail Group, Ltd............................ 16,174    140,838
    Tabcorp Holdings, Ltd.............................. 13,907     44,938
    Technology One, Ltd................................ 16,566     43,144
*   Tiger Resources, Ltd............................... 59,872     17,611
    Tox Free Solutions, Ltd............................  8,865     26,789
    Village Roadshow, Ltd..............................  4,694     33,801
    Vocus Communications, Ltd..........................  7,125     33,609
    Western Areas, Ltd................................. 18,306     84,557
#   Wotif.com Holdings, Ltd............................  5,744     17,636
                                                               ----------
TOTAL AUSTRALIA........................................         4,138,876
                                                               ----------
AUSTRIA -- (0.6%)
    DO & Co. AG........................................      8        493
    Kapsch TrafficCom AG...............................    215      8,444
    Oesterreichische Post AG...........................  3,575    167,612
#   RHI AG.............................................  1,810     56,145
#   Rosenbauer International AG........................    176     15,584
    Schoeller-Bleckmann Oilfield Equipment AG..........    853    101,451
    Semperit AG Holding................................    725     40,388
#   Zumtobel AG........................................  2,541     52,231
                                                               ----------
TOTAL AUSTRIA..........................................           442,348
                                                               ----------
BELGIUM -- (0.9%)
*   AGFA-Gevaert NV.................................... 12,958     38,713
    Arseus NV..........................................  2,018    108,886
#   Cie d'Entreprises CFE..............................    706     69,241
#   Econocom Group.....................................  3,958     36,031
#   EVS Broadcast Equipment SA.........................  1,049     53,679
    Exmar NV...........................................  1,796     27,722
    Kinepolis Group NV.................................  1,315     51,041
    Lotus Bakeries.....................................     12     15,215
    Melexis NV.........................................  1,867     86,354
*   Mobistar SA........................................  2,794     55,684
    Sipef SA...........................................    163     13,175
*   Tessenderlo Chemie NV..............................  1,998     57,811
    Van de Velde NV....................................    362     19,132
                                                               ----------
TOTAL BELGIUM..........................................           632,684
                                                               ----------
CANADA -- (9.3%)
#   AG Growth International, Inc.......................    500     22,364
    Altus Group, Ltd...................................  3,277     67,623
    AutoCanada, Inc....................................  1,709    113,604
*   Avigilon Corp......................................  4,303    100,279
    Badger Daylighting, Ltd............................  4,038    118,213
*   Bankers Petroleum, Ltd............................. 23,600    133,330
*   Birchcliff Energy, Ltd.............................  5,300     52,934
#   Bird Construction, Inc.............................  2,100     25,673
    Black Diamond Group, Ltd...........................  3,937    105,832
#   BMTC Group, Inc. Class A...........................    100      1,263

                                     1647

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Bonterra Energy Corp...............................  2,473 $136,856
#   Canadian Energy Services & Technology Corp......... 17,151  149,276
    CanElson Drilling, Inc.............................  5,763   40,381
#   Canexus Corp.......................................  5,800   25,108
    CCL Industries, Inc. Class B.......................  1,100  108,895
#   Cineplex, Inc......................................  7,209  257,722
    Cogeco Cable, Inc..................................  1,403   78,002
    Computer Modelling Group, Ltd......................  5,000   61,219
    Contrans Group, Inc. Class A.......................  1,900   26,313
#   Corus Entertainment, Inc. Class B..................  4,100   90,622
*   DeeThree Exploration, Ltd..........................  8,213   86,322
    DH Corp............................................  4,143  125,200
#   DirectCash Payments, Inc...........................    200    2,673
#   Enghouse Systems, Ltd..............................  1,507   46,591
#   Extendicare, Inc...................................  7,771   53,239
    FirstService Corp..................................  3,292  183,417
    Gamehost, Inc......................................    100    1,523
    Gluskin Sheff + Associates, Inc....................  1,918   56,079
*   Great Canadian Gaming Corp.........................  4,600   66,615
    High Liner Foods, Inc..............................    600   13,746
    Horizon North Logistics, Inc.......................  7,940   43,401
*   Imax Corp..........................................  6,684  175,567
*   Imperial Metals Corp...............................  3,438   52,689
#   Innergex Renewable Energy, Inc.....................  8,900   85,706
*   Interfor Corp......................................  1,300   17,860
    Intertape Polymer Group, Inc.......................  2,900   37,236
    K-Bro Linen, Inc...................................    300   10,483
    Leon's Furniture, Ltd..............................    932   12,403
    Linamar Corp.......................................  3,827  208,347
    Lucara Diamond Corp................................ 15,900   37,331
    MacDonald Dettwiler & Associates, Ltd..............  1,600  119,565
    Manitoba Telecom Services, Inc.....................  1,515   43,601
    Martinrea International, Inc.......................  7,385   86,898
#   Medical Facilities Corp............................  1,747   27,126
*   Mitel Networks Corp................................  3,164   35,025
    Morneau Shepell, Inc...............................  1,400   21,622
    MTY Food Group, Inc................................    400   12,132
#   Mullen Group, Ltd..................................  9,454  241,997
    Norbord, Inc.......................................  2,330   48,487
    North West Co., Inc. (The).........................  5,293  116,506
#   Northland Power, Inc...............................  8,200  132,436
*   Parex Resources, Inc............................... 10,932  142,471
#   Parkland Fuel Corp.................................  6,600  124,633
#   Pason Systems, Inc.................................  6,129  156,211
*   Performance Sports Group, Ltd......................    884   14,350
    PHX Energy Services Corp...........................  1,117   15,715
#   Premium Brands Holdings Corp.......................  1,500   30,706
    Richelieu Hardware, Ltd............................  1,800   84,672
#   Ritchie Bros Auctioneers, Inc......................  9,291  224,958
*   RMP Energy, Inc.................................... 14,000  100,793
*   Rock Energy, Inc...................................  2,811   16,732
#   Rogers Sugar, Inc..................................  5,200   21,604
#   Russel Metals, Inc.................................  2,400   77,546

                                     1648

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
*   Sandvine Corp...................................... 14,532 $   47,714
    Secure Energy Services, Inc........................  7,800    165,035
    ShawCor, Ltd.......................................  3,617    183,081
    Stantec, Inc.......................................  2,700    171,308
    Stella-Jones, Inc..................................  3,100     76,764
#   Student Transportation, Inc........................  4,855     31,258
#   Superior Plus Corp................................. 11,638    148,577
#   Surge Energy, Inc.................................. 12,993    101,289
    Toromont Industries, Ltd...........................  6,299    150,492
    Total Energy Services, Inc.........................  1,161     23,159
    TransForce, Inc....................................  9,493    240,035
#   Twin Butte Energy, Ltd.............................  9,719     14,797
    Vicwest, Inc.......................................    400      3,812
#   Wajax Corp.........................................  1,408     44,538
    Western Forest Products, Inc....................... 20,245     42,705
    WesternOne, Inc....................................    984      7,193
    Westshore Terminals Investment Corp................  5,787    176,208
#   Whitecap Resources, Inc............................ 17,351    252,543
    Winpak, Ltd........................................  2,800     71,904
                                                               ----------
TOTAL CANADA...........................................         6,880,135
                                                               ----------
DENMARK -- (1.6%)
#   Ambu A.S. Class B..................................    459     33,102
    FLSmidth & Co. A.S.................................  2,494    127,574
    GN Store Nord A.S.................................. 16,061    410,537
    IC Companys A.S....................................    105      3,352
*   Royal UNIBREW......................................  1,003    146,810
    SimCorp A.S........................................  3,906    126,535
*   Topdanmark A.S..................................... 10,580    326,247
                                                               ----------
TOTAL DENMARK..........................................         1,174,157
                                                               ----------
FINLAND -- (2.4%)
    Elisa Oyj.......................................... 13,157    376,860
    F-Secure Oyj.......................................  5,196     18,729
    Konecranes Oyj.....................................  3,098    100,660
    Lassila & Tikanoja Oyj.............................  2,121     39,936
    Metso Oyj..........................................  5,759    225,914
    Olvi Oyj Class A...................................  1,139     38,125
    Orion Oyj Class A..................................  2,936    108,911
    Orion Oyj Class B..................................  9,907    367,294
#   Outotec Oyj........................................ 15,384    159,695
    Ramirent Oyj.......................................  4,342     41,299
    Tieto Oyj..........................................  4,221    112,200
    Tikkurila Oyj......................................  2,557     64,619
    Uponor Oyj.........................................  4,075     62,788
    Vacon P.L.C........................................  1,992     73,767
                                                               ----------
TOTAL FINLAND..........................................         1,790,797
                                                               ----------
FRANCE -- (3.8%)
#*  Air France-KLM.....................................  3,745     40,471
    Akka Technologies SA...............................    302     10,536
    ALBIOMA............................................    566     14,311

                                     1649

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Alten SA...........................................  2,298 $  110,756
    Assystem...........................................    239      6,859
    BioMerieux.........................................  1,292    134,399
    Boiron SA..........................................    581     44,196
    Burelle SA.........................................     13     11,134
*   Etablissements Maurel et Prom......................  4,965     75,480
    Eurofins Scientific SE.............................    811    241,806
    Faurecia...........................................  5,387    190,564
*   GameLoft SE........................................  4,857     30,996
    Groupe Crit........................................    163      9,865
#   Ingenico...........................................  4,052    409,909
    Interparfums SA....................................    386     12,516
    Ipsen SA...........................................  2,537    112,750
    Lectra.............................................    904      9,705
    LISI...............................................    253     39,445
    Metropole Television SA............................  5,668    103,969
    Montupet...........................................    671     41,716
    Neopost SA.........................................  3,527    247,641
    NextRadioTV........................................    543     17,447
    Norbert Dentressangle SA...........................    145     21,295
    Plastic Omnium SA..................................  6,311    167,167
    Sartorius Stedim Biotech...........................    337     58,220
    Schneider Electric SE..............................     --         24
    SEB SA.............................................  2,236    181,256
    Societe d'Edition de Canal +.......................  3,505     28,533
    Sopra Group SA.....................................    382     41,300
    Stallergenes SA....................................     98      7,255
    Synergie SA........................................  1,429     34,029
*   Technicolor SA..................................... 27,515    199,039
    Thermador Groupe...................................     49      5,110
#   Vilmorin & Cie SA..................................    337     39,674
    Virbac SA..........................................    344     73,673
                                                               ----------
TOTAL FRANCE...........................................         2,773,046
                                                               ----------
GERMANY -- (4.5%)
    Amadeus Fire AG....................................    499     35,581
    Bechtle AG.........................................  1,454    112,826
    Bertrandt AG.......................................    402     50,205
    Bijou Brigitte AG..................................     57      4,407
#   CANCOM SE..........................................  1,290     59,778
    CAT Oil AG.........................................  1,227     23,452
    Cewe Stiftung & Co. KGAA...........................    382     25,782
    CompuGroup Medical AG..............................  1,703     42,366
    CTS Eventim AG & Co., KGaA.........................  3,982    116,509
    Delticom AG........................................    277      9,948
*   Dialog Semiconductor P.L.C.........................  6,115    185,975
    Duerr AG...........................................  2,764    210,549
    ElringKlinger AG...................................  3,628    130,873
    Fielmann AG........................................  1,048    132,306
    Gerresheimer AG....................................  3,203    221,103
    Gerry Weber International AG.......................  2,521    114,714
    GFT Technologies AG................................    792      9,844
#   KUKA AG............................................  2,922    162,040

                                     1650

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    KWS Saat AG........................................      57 $   20,055
    LPKF Laser & Electronics AG........................   1,773     31,401
    MTU Aero Engines AG................................   4,854    417,591
    Nemetschek AG......................................     356     35,839
*   Nordex SE..........................................   6,068    110,323
    Norma Group SE.....................................   3,153    155,342
    Pfeiffer Vacuum Technology AG......................   1,009    100,181
    Rational AG........................................     335    108,760
    SAF-Holland SA.....................................   2,742     37,802
    Schaltbau Holding AG...............................     371     24,844
    SHW AG.............................................     205      9,944
    Software AG........................................   6,688    167,317
    Stada Arzneimittel AG..............................   4,810    198,633
    Stroeer Media AG...................................   1,951     41,106
    Takkt AG...........................................   1,454     24,303
#*  Tom Tailor Holding AG..............................     145      2,811
    Wincor Nixdorf AG..................................   3,345    169,938
    XING AG............................................     120     12,966
                                                                ----------
TOTAL GERMANY..........................................          3,317,414
                                                                ----------
HONG KONG -- (3.0%)
    APT Satellite Holdings, Ltd........................  20,000     29,483
    Asia Satellite Telecommunications Holdings, Ltd....     500      1,739
    Bonjour Holdings, Ltd..............................  77,000     11,748
    Cafe de Coral Holdings, Ltd........................  36,000    128,287
    Chow Sang Sang Holdings International, Ltd.........  23,000     59,701
    Emperor Entertainment Hotel, Ltd...................  45,000     15,670
    Future Bright Holdings, Ltd........................  30,000     15,506
    Giordano International, Ltd........................ 106,000     62,013
    Johnson Electric Holdings, Ltd.....................  26,875    104,032
#   L'Occitane International SA........................  38,500     98,935
    Lee's Pharmaceutical Holdings, Ltd.................  10,000     12,917
    Lifestyle International Holdings, Ltd..............  42,500     83,014
    Luk Fook Holdings International, Ltd...............  30,000     92,983
    Man Wah Holdings, Ltd..............................  27,200     40,108
    NagaCorp, Ltd...................................... 138,000    120,768
#   Newocean Energy Holdings, Ltd......................  92,000     62,885
    Pacific Textiles Holdings, Ltd.....................  44,000     55,085
    Paradise Entertainment, Ltd........................  36,000     25,233
    PCCW, Ltd.......................................... 356,519    217,831
#   SA SA International Holdings, Ltd.................. 118,000     94,088
    SmarTone Telecommunications Holdings, Ltd..........  29,500     42,908
#   Stella International Holdings, Ltd.................  43,500    121,514
    Television Broadcasts, Ltd.........................  28,300    183,817
    Texwinca Holdings, Ltd.............................  40,000     37,609
    Value Partners Group, Ltd..........................  91,000     65,942
    Varitronix International, Ltd......................  17,000     15,593
    Vitasoy International Holdings, Ltd................  72,000     92,640
#   VTech Holdings, Ltd................................  15,600    192,856
    Xinyi Glass Holdings, Ltd.......................... 164,000     95,922

                                     1651

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
#   Xinyi Solar Holdings, Ltd.......................... 122,000 $   34,591
                                                                ----------
TOTAL HONG KONG........................................          2,215,418
                                                                ----------
IRELAND -- (0.6%)
    Glanbia P.L.C......................................   5,177     79,647
    Irish Continental Group P.L.C......................   9,635     34,336
    Paddy Power P.L.C..................................   4,425    312,448
                                                                ----------
TOTAL IRELAND..........................................            426,431
                                                                ----------
ISRAEL -- (0.6%)
    Cellcom Israel, Ltd................................   4,942     61,057
    Delek Automotive Systems, Ltd......................   2,499     26,023
    Elbit Systems, Ltd.................................     312     19,551
*   EZchip Semiconductor, Ltd..........................     857     20,759
    Frutarom Industries, Ltd...........................   3,959     98,330
    Ituran Location and Control, Ltd...................     960     22,259
*   Kamada, Ltd........................................   1,521     10,442
*   Naphtha Israel Petroleum Corp., Ltd................   1,629     11,662
*   Nova Measuring Instruments, Ltd....................   1,029     10,422
    Osem Investments, Ltd..............................     718     16,853
*   Partner Communications Co., Ltd....................   6,476     49,101
    Paz Oil Co., Ltd...................................      79     12,706
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     276     13,640
    Shikun & Binui, Ltd................................  13,092     31,208
    Strauss Group, Ltd.................................   1,581     31,029
                                                                ----------
TOTAL ISRAEL...........................................            435,042
                                                                ----------
ITALY -- (3.0%)
    Amplifon SpA.......................................   7,223     43,146
    Ansaldo STS SpA....................................  10,663    104,135
*   Autogrill SpA......................................  13,444    114,406
    Azimut Holding SpA.................................  11,394    293,289
    Banca Generali SpA.................................   5,741    160,333
    Banca IFIS SpA.....................................     623     11,429
    Brembo SpA.........................................   2,439     89,616
#   Brunello Cucinelli SpA.............................   1,668     37,436
    De' Longhi.........................................   3,876     82,292
    DiaSorin SpA.......................................   2,190     87,634
*   Indesit Co. SpA....................................   1,371     19,831
    Industria Macchine Automatiche SpA.................   1,053     41,970
#*  Maire Tecnimont SpA................................   7,684     20,205
    MARR SpA...........................................   2,776     45,927
*   Mediaset SpA.......................................  40,963    162,500
#*  Piaggio & C SpA....................................  12,594     37,498
    Prysmian SpA.......................................  20,145    428,368
#*  RCS MediaGroup SpA.................................     722      1,075
    Recordati SpA......................................   8,516    140,562
    Reply SpA..........................................     270     20,136
*   Sogefi SpA.........................................   2,339      9,372
#   Tod's SpA..........................................     627     68,778
*   World Duty Free SpA................................   7,856     89,442
*   Yoox SpA...........................................   4,042    106,376

                                     1652

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    Zignago Vetro SpA..................................  1,559 $   10,784
                                                               ----------
TOTAL ITALY............................................         2,226,540
                                                               ----------
JAPAN -- (19.2%)
#   Accordia Golf Co., Ltd.............................  9,600    119,752
#   Adastria Holdings Co., Ltd.........................  1,500     33,889
    Aderans Co., Ltd...................................  1,900     27,865
    Aeon Delight Co., Ltd..............................    800     19,110
    Ai Holdings Corp...................................  3,400     62,894
    Aica Kogyo Co., Ltd................................  4,900    105,631
    Ain Pharmaciez, Inc................................    900     41,910
    Akebono Brake Industry Co., Ltd....................  7,200     34,835
    Alps Electric Co., Ltd............................. 14,000    194,321
    Anritsu Corp....................................... 15,600    148,657
    Arcs Co., Ltd......................................  1,200     25,350
    As One Corp........................................  1,400     41,998
    Asahi Co., Ltd.....................................    900     12,056
    Asahi Holdings, Inc................................  1,800     31,022
    Asahi Intecc Co., Ltd..............................  1,800     74,652
#   ASKUL Corp.........................................  1,700     46,918
#   Atom Corp..........................................  2,000     11,590
    Avex Group Holdings, Inc...........................  2,500     42,688
    Belc Co., Ltd......................................    500     13,839
    Bic Camera, Inc....................................  7,100     61,549
    BML, Inc...........................................    800     31,945
    Bunka Shutter Co., Ltd.............................  2,000     17,069
    Canon Electronics, Inc.............................  1,500     28,743
    Capcom Co., Ltd....................................  5,200     94,978
    Chiyoda Co., Ltd...................................  1,100     24,315
    CKD Corp...........................................  5,100     45,529
    Colowide Co., Ltd..................................  3,800     50,179
#   COOKPAD, Inc.......................................    900     25,384
    CREATE SD HOLDINGS Co., Ltd........................    600     21,801
    CROOZ, Inc.........................................    700     25,250
    Daido Metal Co., Ltd...............................  2,000     27,243
    Daifuku Co., Ltd...................................  5,300     73,030
    Daihen Corp........................................  7,000     30,640
#   Daiichikosho Co., Ltd..............................  3,700    109,756
#   Daikyo, Inc........................................ 25,000     52,587
#   Daio Paper Corp....................................  9,000     78,789
    Daiseki Co., Ltd...................................  4,300     76,571
    Dr Ci:Labo Co., Ltd................................  1,500     52,736
    DTS Corp...........................................  1,400     27,557
#   Dwango Co., Ltd....................................  2,000     47,284
    Eagle Industry Co., Ltd............................  3,000     54,813
    Earth Chemical Co., Ltd............................    700     27,113
#   en-japan, Inc......................................    900     19,783
#   Enplas Corp........................................    700     42,071
    EPS Corp...........................................  1,700     22,704
#   F@N Communications, Inc............................  2,400     36,813
#   FP Corp............................................  2,300     78,043
    France Bed Holdings Co., Ltd....................... 11,000     20,033
#   Fudo Tetra Corp.................................... 11,800     22,463

                                     1653

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fuji Kyuko Co., Ltd................................  5,000 $ 54,318
    Fuji Oil Co., Ltd..................................  1,800   28,760
    Fuji Seal International, Inc.......................  2,200   64,157
    Fujibo Holdings, Inc...............................  7,000   19,242
    Fujimori Kogyo Co., Ltd............................    900   32,081
#   Fujita Kanko, Inc..................................  3,000   10,842
    Fujitec Co., Ltd...................................  6,000   61,650
    Fujitsu General, Ltd...............................  6,000   82,822
#   GMO internet, Inc..................................  6,700   73,103
    GMO Payment Gateway, Inc...........................    700   31,661
#*  Gree, Inc..........................................  4,500   35,528
    Gulliver International Co., Ltd....................  6,300   57,760
    Gurunavi, Inc......................................  2,800   52,524
    Harmonic Drive Systems, Inc........................    700   26,812
    Haseko Corp........................................  6,800   53,995
    Hazama Ando Corp................................... 17,000  104,463
    Heiwa Corp.........................................  2,800   65,955
    Higashi Nihon House Co., Ltd.......................    600    3,003
    Hitachi Kokusai Electric, Inc......................  5,000   67,053
    Hokuto Corp........................................  2,400   45,528
    Horiba, Ltd........................................    400   13,953
    Ichibanya Co., Ltd.................................    600   26,021
    Ichiyoshi Securities Co., Ltd......................  2,200   27,071
    Iino Kaiun Kaisha, Ltd.............................  7,900   44,559
#   Ikyu Corp..........................................  1,400   18,378
#   Infomart Corp......................................    800   16,611
    Internet Initiative Japan, Inc.....................  3,600   79,005
    Iriso Electronics Co., Ltd.........................    800   49,479
#   Iwatani Corp....................................... 15,000  115,344
    Jamco Corp.........................................    600   10,864
    Japan Airport Terminal Co., Ltd....................  2,900   98,165
#   Japan Aviation Electronics Industry, Ltd...........  5,000  102,885
#*  Japan Communications, Inc.......................... 10,500  119,886
#   Japan Drilling Co., Ltd............................    400   20,297
*   Japan Radio Co., Ltd...............................  4,000   16,609
#   Japan Steel Works, Ltd. (The)...................... 12,000   51,565
    Jeol, Ltd..........................................  4,000   17,280
#   Jin Co., Ltd.......................................  1,100   32,770
#*  Juki Corp.......................................... 11,000   25,365
#   K's Holdings Corp..................................  4,000  114,357
#   kabu.com Securities Co., Ltd.......................  7,100   33,029
    Kaken Pharmaceutical Co., Ltd......................  8,000  178,751
    Kameda Seika Co., Ltd..............................    800   26,105
    Kanamoto Co., Ltd..................................  3,000  125,406
#   Kanematsu Corp..................................... 36,000   64,412
#*  Kappa Create Holdings Co., Ltd.....................  1,000   11,000
    Kinugawa Rubber Industrial Co., Ltd................  2,000   10,704
    Kito Corp..........................................    400   10,735
    Komeri Co., Ltd....................................  3,100   72,439
    Kose Corp..........................................  2,100   87,349
*   Kumagai Gumi Co., Ltd.............................. 17,000   46,202
    Kura Corp..........................................    400   10,610
    Kusuri No Aoki Co., Ltd............................    300   10,237

                                     1654

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Kyokuto Securities Co., Ltd........................  1,100 $ 18,755
    KYORIN Holdings, Inc...............................    300    6,181
    Kyoritsu Maintenance Co., Ltd......................    700   31,381
    Kyowa Exeo Corp....................................  8,000  110,837
*   Leopalace21 Corp................................... 25,600  113,967
#   Life Corp..........................................    700   10,897
#   Lion Corp.......................................... 18,000  104,723
#*  Livesense, Inc.....................................  1,000    9,726
    Maeda Road Construction Co., Ltd...................  6,000  104,430
    Mandom Corp........................................  1,800   65,883
    Mani, Inc..........................................    600   34,055
    Maruha Nichiro Corp................................  1,800   28,311
    Marusan Securities Co., Ltd........................  4,300   32,455
    Marvelous, Inc.....................................  1,500   21,963
    Matsumotokiyoshi Holdings Co., Ltd.................  2,400   78,811
    Meidensha Corp..................................... 14,000   59,834
    Meiko Network Japan Co., Ltd.......................    800   10,225
    Meitec Corp........................................  2,600   85,723
#   Message Co., Ltd...................................  1,200   46,840
#   Micronics Japan Co., Ltd...........................  1,300   93,169
    Milbon Co., Ltd....................................    480   16,424
    Misawa Homes Co., Ltd..............................  1,900   21,818
#   Mitsuba Corp.......................................  2,700   44,431
    Mitsubishi Pencil Co., Ltd.........................  1,500   47,608
    Mitsubishi Shokuhin Co., Ltd.......................    900   21,911
    Mochida Pharmaceutical Co., Ltd....................  1,300   88,708
    Monex Group, Inc...................................    100      321
#   MonotaRO Co., Ltd..................................  2,100   55,958
    Morinaga & Co., Ltd................................ 10,000   21,165
#   Moshi Moshi Hotline, Inc...........................  1,900   18,540
    Musashi Seimitsu Industry Co., Ltd.................  2,300   56,194
    Nachi-Fujikoshi Corp............................... 19,000  133,700
    Nagaileben Co., Ltd................................  1,200   24,199
    Nakanishi, Inc.....................................  1,500   63,544
    NEC Networks & System Integration Corp.............  2,100   51,438
    Next Co., Ltd......................................  2,100   15,674
    Nichi-iko Pharmaceutical Co., Ltd..................  4,900   71,554
#   Nichias Corp....................................... 11,000   70,955
    Nichii Gakkan Co...................................  3,800   32,435
    Nichirei Corp...................................... 22,000  104,349
    Nichireki Co., Ltd.................................  3,000   29,894
    Nifco, Inc.........................................  4,900  161,104
    Nihon Kohden Corp..................................  2,900  142,489
    Nihon M&A Center, Inc..............................  2,700   75,618
    Nihon Nohyaku Co., Ltd.............................  4,000   43,078
    Nihon Parkerizing Co., Ltd.........................  5,100  112,577
#   Nihon Trim Co., Ltd................................    400   12,698
    Nihon Unisys, Ltd..................................  4,500   40,735
    Nikkiso Co., Ltd...................................  6,100   72,132
#   Nippon Carbide Industries Co., Inc.................  3,000    7,995
#   Nippon Gas Co., Ltd................................  2,100   49,195
*   Nippon Suisan Kaisha, Ltd.......................... 22,800   65,670
#   Nipro Corp......................................... 12,200  104,407

                                     1655

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Nishio Rent All Co., Ltd...........................  1,500 $ 63,567
    Nissan Shatai Co., Ltd.............................  3,000   48,312
    Nissha Printing Co., Ltd...........................  3,000   43,344
    Nissin Electric Co., Ltd...........................  2,000   11,597
    Nissin Kogyo Co., Ltd..............................  3,700   66,573
    Nitto Boseki Co., Ltd.............................. 14,000   61,202
    Nitto Kogyo Corp...................................  2,600   54,372
    NOF Corp........................................... 14,000   97,609
#   Nomura Co., Ltd....................................  3,000   27,707
    NS Solutions Corp..................................  1,700   49,073
    NS United Kaiun Kaisha, Ltd........................  8,000   18,400
#   Nuflare Technology, Inc............................    300   15,581
    Obara Group, Inc...................................  1,000   44,306
    Ohsho Food Service Corp............................    900   37,792
    Oiles Corp.........................................    500   12,455
    Okabe Co., Ltd.....................................  3,700   47,709
    Oki Electric Industry Co., Ltd..................... 75,000  166,432
    Okinawa Cellular Telephone Co......................    600   17,659
#   OSAKA Titanium Technologies Co., Ltd...............  2,100   56,939
    OSG Corp...........................................  8,100  140,348
    Pal Co., Ltd.......................................    900   25,427
#   Paramount Bed Holdings Co., Ltd....................  1,800   53,660
#   Penta-Ocean Construction Co., Ltd.................. 27,000   97,992
#   Pigeon Corp........................................  3,400  195,313
    Pilot Corp.........................................  1,600   70,581
*   Pioneer Corp....................................... 12,900   34,516
    Plenus Co., Ltd....................................  1,800   41,973
    Pressance Corp.....................................    800   23,431
    Prima Meat Packers, Ltd............................  5,000   12,939
    Raito Kogyo Co., Ltd...............................  5,300   36,795
    Relo Holdings, Inc.................................  1,000   67,851
    Resorttrust, Inc...................................  7,200  148,704
#   Ringer Hut Co., Ltd................................  1,000   16,388
    Rohto Pharmaceutical Co., Ltd......................  7,000  108,328
    Roland DG Corp.....................................    900   33,879
    Round One Corp.....................................  5,300   30,837
    Royal Holdings Co., Ltd............................  2,100   34,372
    Sakata INX Corp....................................  2,000   19,617
#   San-A Co., Ltd.....................................  1,300   42,185
    Sanden Corp........................................ 12,000   67,361
#*  Sanix, Inc.........................................  2,500   29,546
    Sanken Electric Co., Ltd........................... 12,000   97,125
    Sankyu, Inc........................................ 29,000  141,209
    Sanwa Holdings Corp................................ 18,000  126,880
    Sapporo Holdings, Ltd.............................. 34,000  146,046
    Sato Holdings Corp.................................  2,400   61,586
    Seiko Holdings Corp................................ 14,000   54,771
#   Senko Co., Ltd.....................................  5,000   25,690
    Seria Co., Ltd.....................................  1,300   56,513
    Shibuya Kogyo Co., Ltd.............................  1,100   31,304
    Shindengen Electric Manufacturing Co., Ltd.........  6,000   34,245
#   Shinko Plantech Co., Ltd...........................    700    5,268
    Ship Healthcare Holdings, Inc......................  3,400  111,081

                                     1656

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Siix Corp..........................................    600 $ 11,115
#   SMS Co., Ltd.......................................    400    9,681
    St Marc Holdings Co., Ltd..........................    400   21,817
    Starbucks Coffee Japan, Ltd........................  1,500   17,225
    Start Today Co., Ltd...............................  1,300   34,440
    Starts Corp., Inc..................................  1,500   24,678
*   Sumitomo Mitsui Construction Co., Ltd.............. 56,500   63,743
#   Sumitomo Osaka Cement Co., Ltd..................... 42,000  150,984
    Sumitomo Real Estate Sales Co., Ltd................  1,400   40,594
#   Sumitomo Seika Chemicals Co., Ltd..................  4,000   27,176
    Sun Frontier Fudousan Co., Ltd.....................  1,900   21,375
    T-Gaia Corp........................................  1,700   15,769
    Tabuchi Electric Co., Ltd..........................  1,000    9,857
    Tadano, Ltd........................................ 11,000  191,104
    Taiyo Holdings Co., Ltd............................  1,500   46,288
    Taiyo Yuden Co., Ltd............................... 10,300  109,851
    Takeei Corp........................................  1,400   15,137
    Takuma Co., Ltd....................................  5,000   30,317
    Tamron Co., Ltd....................................  1,900   42,592
    Tocalo Co., Ltd....................................    700   11,957
#*  Toho Titanium Co., Ltd.............................  1,300   10,634
    Tokai Corp/Gifu....................................    400   11,631
    TOKAI Holdings Corp................................  2,800   11,841
#   Token Corp.........................................    640   29,562
    Tokyo Dome Corp.................................... 19,000   89,257
    Tokyo Seimitsu Co., Ltd............................  3,700   65,617
#   Topcon Corp........................................  4,800  109,683
    Toshiba Plant Systems & Services Corp..............  3,500   55,508
    Toshiba TEC Corp................................... 12,000   78,711
    Totetsu Kogyo Co., Ltd.............................  2,200   53,950
#   Towa Pharmaceutical Co., Ltd.......................    700   26,753
#   Toyo Tire & Rubber Co., Ltd........................  7,500  136,180
    Toyobo Co., Ltd.................................... 91,000  147,289
#   TPR Co., Ltd.......................................  1,700   39,803
#   Trancom Co., Ltd...................................    600   23,846
    Transcosmos, Inc...................................  1,700   36,263
    TS Tech Co., Ltd...................................  1,800   51,259
    Tsubakimoto Chain Co............................... 15,000  128,019
#   Tsugami Corp.......................................  2,000   10,150
    Tsukui Corp........................................    900    8,293
#   Tsumura & Co.......................................  5,200  125,017
*   Ulvac, Inc.........................................  4,300   85,577
    United Arrows, Ltd.................................  2,100   82,243
*   Unitika, Ltd....................................... 21,000    9,337
#*  Usen Corp..........................................  8,350   32,885
    Valor Co., Ltd.....................................  3,200   52,149
    VT Holdings Co., Ltd...............................  3,300   17,695
#   Wacom Co., Ltd..................................... 15,100   69,231
    WATAMI Co., Ltd....................................  1,500   20,263
    Welcia Holdings Co., Ltd...........................    700   44,821
#   West Holdings Corp.................................  1,300   18,717
    Yahagi Construction Co., Ltd.......................  1,300    9,885
    YAMABIKO Corp......................................    900   35,279

                                     1657

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Yaoko Co., Ltd.....................................    500 $    28,203
    Yellow Hat, Ltd....................................  1,200      26,319
    Yomiuri Land Co., Ltd..............................  3,000      13,855
#   Yoshinoya Holdings Co., Ltd........................  3,700      50,114
    Yuasa Trading Co., Ltd............................. 15,000      31,740
#   Yumeshin Holdings Co., Ltd.........................  1,500      14,217
    Zenrin Co., Ltd....................................  1,700      19,850
#   Zensho Holdings Co., Ltd........................... 11,100     111,373
    ZERIA Pharmaceutical Co., Ltd......................    200       4,902
                                                               -----------
TOTAL JAPAN............................................         14,109,143
                                                               -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV............................. 11,760     358,813
*   AMG Advanced Metallurgical Group NV................  1,976      19,239
    Amsterdam Commodities NV...........................  1,361      30,988
    Arcadis NV.........................................  6,575     205,505
    Beter Bed Holding NV...............................    659      15,190
    Brunel International NV............................  2,302      60,300
    Exact Holding NV...................................    959      39,883
    Fugro NV...........................................  4,175     160,764
    Kendrion NV........................................    734      22,867
    Koninklijke Wessanen NV............................  8,925      51,981
#   Nutreco NV.........................................  8,223     351,279
    Sligro Food Group NV...............................  2,578     103,127
    TKH Group NV.......................................  4,208     132,272
                                                               -----------
TOTAL NETHERLANDS......................................          1,552,208
                                                               -----------
NEW ZEALAND -- (0.8%)
#*  Diligent Board Member Services, Inc................  1,244       4,277
    Ebos Group, Ltd....................................  3,037      26,039
    Fisher & Paykel Healthcare Corp., Ltd.............. 59,412     239,365
    Freightways, Ltd...................................  7,491      31,209
    Mainfreight, Ltd...................................  7,422      93,531
    NZX, Ltd........................................... 13,154      14,576
    SKYCITY Entertainment Group, Ltd................... 58,358     185,829
#   Warehouse Group, Ltd. (The)........................  3,001       8,065
                                                               -----------
TOTAL NEW ZEALAND......................................            602,891
                                                               -----------
NORWAY -- (0.9%)
    American Shipping ASA..............................  1,641      12,163
    Bakkafrost P/F.....................................  3,041      59,298
#*  Electromagnetic GeoServices........................    790         699
    Hexagon Composites ASA.............................  3,240      18,906
*   Nordic Semiconductor ASA...........................  5,297      28,497
#*  Norwegian Air Shuttle A.S..........................  2,486      75,113
    Prosafe SE......................................... 23,384     174,146
    Salmar ASA.........................................  5,005      98,022
    Tomra Systems ASA.................................. 12,983     107,746

                                     1658

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
NORWAY -- (Continued)
    Veidekke ASA.......................................  7,161 $ 78,326
                                                               --------
TOTAL NORWAY...........................................         652,916
                                                               --------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................  4,416   12,365
    Mota-Engil SGPS SA.................................  6,670   41,601
    NOS SGPS........................................... 16,920  100,846
#   Portugal Telecom SGPS SA........................... 46,437  100,242
    Sonae.............................................. 20,211   30,372
                                                               --------
TOTAL PORTUGAL.........................................         285,426
                                                               --------
SINGAPORE -- (1.1%)
    Boustead Singapore, Ltd............................ 22,000   32,395
    CSE Global, Ltd.................................... 16,000    9,295
    CWT, Ltd........................................... 26,000   35,159
    Ezion Holdings, Ltd................................ 56,400   96,588
    First Resources, Ltd............................... 17,000   30,672
    Fragrance Group, Ltd............................... 47,000    9,025
#   Global Premium Hotels, Ltd.........................  3,760    1,111
    Goodpack, Ltd...................................... 31,000   60,987
    Hyflux, Ltd........................................ 12,000   11,390
    Lian Beng Group, Ltd............................... 23,000   13,227
    M1, Ltd............................................ 21,000   62,922
    Nam Cheong, Ltd.................................... 80,000   29,392
    OSIM International, Ltd............................ 24,000   55,054
    Petra Foods, Ltd................................... 20,000   63,096
    Raffles Medical Group, Ltd......................... 25,221   78,903
    Sheng Siong Group, Ltd.............................  1,000      568
    Singapore Post, Ltd................................ 74,000  104,082
#   Super Group, Ltd................................... 32,000   37,663
*   Tiger Airways Holdings, Ltd........................ 13,000    4,422
#   United Envirotech, Ltd............................. 46,000   50,351
*   Vard Holdings, Ltd................................. 34,000   29,448
                                                               --------
TOTAL SINGAPORE........................................         815,750
                                                               --------
SPAIN -- (2.3%)
#   Abengoa SA Class B................................. 37,936  201,685
    Bolsas y Mercados Espanoles SA.....................  7,280  330,752
    Cie Automotive SA..................................  2,863   40,312
    Duro Felguera SA...................................  5,839   36,573
    Elecnor SA.........................................  1,783   25,465
*   Jazztel P.L.C...................................... 21,422  287,840
*   Mediaset Espana Comunicacion SA....................  6,074   70,845
    Prosegur Cia de Seguridad SA....................... 14,718   99,292
*   Sacyr SA........................................... 29,959  168,884
    Tecnicas Reunidas SA...............................  3,157  177,462
    Vidrala SA.........................................    900   43,623
    Viscofan SA........................................  4,144  232,201

                                     1659

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
*   Zeltia SA.......................................... 2,405  $    9,211
                                                               ----------
TOTAL SPAIN............................................         1,724,145
                                                               ----------
SWEDEN -- (2.6%)
    AAK AB............................................. 2,672     152,218
    AddTech AB Class B................................. 4,674      74,187
#   Avanza Bank Holding AB............................. 1,534      54,265
    Axfood AB.......................................... 1,613      82,239
#   Axis Communications AB............................. 3,903     122,539
#   Clas Ohlson AB Class B............................. 2,581      49,091
    Concentric AB...................................... 2,564      33,829
    Hexpol AB.......................................... 2,438     204,809
    Indutrade AB....................................... 2,428     108,094
    Intrum Justitia AB................................. 9,133     279,472
    JM AB.............................................. 7,570     239,519
*   Kambi Group P.L.C. Class B......................... 2,788      16,530
#   Lagercrantz AB Class B............................. 1,041      22,535
    Modern Times Group AB Class B...................... 1,560      60,771
    Net Entertainment NE AB............................ 2,231      55,528
    Nobia AB........................................... 1,398      10,676
    Oriflame Cosmetics SA.............................. 3,313      71,732
*   Rezidor Hotel Group AB............................. 6,746      37,677
#   Securitas AB Class B............................... 5,417      62,982
    Sweco AB Class B................................... 3,313      54,047
    Unibet Group P.L.C................................. 2,788     135,665
                                                               ----------
TOTAL SWEDEN...........................................         1,928,405
                                                               ----------
SWITZERLAND -- (4.5%)
    ams AG............................................. 4,990     177,937
    APG SGA SA.........................................   186      59,401
    Ascom Holding AG................................... 3,292      48,177
    Autoneum Holding AG................................   303      51,845
    Belimo Holding AG..................................    48     127,013
    Bossard Holding AG Class A.........................   573      66,678
    Bucher Industries AG...............................   624     187,594
    Burckhardt Compression Holding AG..................   253     131,944
    Burkhalter Holding AG..............................   281      24,882
    Coltene Holding AG.................................   184      11,087
    Daetwyler Holding AG...............................   693      97,040
    DKSH Holding AG.................................... 2,579     186,099
#*  Dufry AG........................................... 2,064     353,464
    Galenica AG........................................   269     242,211
    Gategroup Holding AG............................... 2,132      53,949
    Georg Fischer AG...................................   387     255,740
    Implenia AG........................................   122       7,181
    Inficon Holding AG.................................   138      44,310
    Interroll Holding AG...............................    21      13,122
    Kaba Holding AG Class B............................   296     143,215
    Kardex AG..........................................   456      20,916
    Kuoni Reisen Holding AG............................    80      27,062
#   LEM Holding SA.....................................    39      32,726
    Logitech International SA.......................... 1,097      16,090

                                     1660

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
*   Mobilezone Holding AG..............................   1,731 $   19,327
    Nobel Biocare Holding AG...........................  12,820    225,001
    Panalpina Welttransport Holding AG.................   1,177    160,247
    Schaffner Holding AG...............................      15      4,948
    Straumann Holding AG...............................     541    127,656
    Tecan Group AG.....................................     279     31,616
    Temenos Group AG...................................   7,137    255,128
    U-Blox AG..........................................     594     76,876
                                                                ----------
TOTAL SWITZERLAND......................................          3,280,482
                                                                ----------
UNITED KINGDOM -- (18.7%)
    4imprint Group P.L.C...............................   1,211     14,495
    888 Holdings P.L.C.................................   6,410     12,805
    Ashmore Group P.L.C................................  36,061    214,387
    Ashtead Group P.L.C................................  25,048    375,736
    Aveva Group P.L.C..................................   5,427    183,118
    Avon Rubber P.L.C..................................     285      3,170
    Berendsen P.L.C....................................  17,247    304,186
    Betfair Group P.L.C................................   7,733    136,068
    Brammer P.L.C......................................   7,006     50,628
    British Polythene Industries P.L.C.................   1,060     11,407
    Britvic P.L.C......................................  25,459    300,848
    Cable & Wireless Communications P.L.C.............. 246,899    195,341
*   Carpetright P.L.C..................................   1,887     16,677
    Cineworld Group P.L.C..............................  16,531     89,824
    Cobham P.L.C.......................................  69,733    344,065
    Croda International P.L.C..........................  13,375    473,016
    Daily Mail & General Trust P.L.C...................  19,097    269,235
    Dechra Pharmaceuticals P.L.C.......................   2,625     30,673
    Devro P.L.C........................................   3,942     16,982
    Dignity P.L.C......................................   4,780    111,354
*   Dixons Retail P.L.C................................ 309,482    269,058
    Domino's Pizza Group P.L.C.........................  13,163    121,329
    Dunelm Group P.L.C.................................   5,826     81,756
    Electrocomponents P.L.C............................  46,194    184,876
    Essentra P.L.C.....................................  19,495    252,590
    Euromoney Institutional Investor P.L.C.............   3,159     57,727
    Fidessa Group P.L.C................................   3,031    106,560
    G4S P.L.C..........................................  65,120    275,559
    Go-Ahead Group P.L.C...............................   3,683    136,599
    Greencore Group P.L.C..............................  38,075    169,735
    Halma P.L.C........................................  33,450    317,089
    Hays P.L.C......................................... 146,138    299,615
    Hikma Pharmaceuticals P.L.C........................  12,543    380,071
    Hilton Food Group P.L.C............................     327      2,615
    Homeserve P.L.C....................................  19,372     97,872
    Howden Joinery Group P.L.C.........................  67,878    387,575
    ICAP P.L.C.........................................   5,446     31,849
    IG Group Holdings P.L.C............................  35,680    366,543
    Inmarsat P.L.C.....................................  40,655    498,652
    ITE Group P.L.C....................................  17,790     60,075
    J D Wetherspoon P.L.C..............................   7,955     99,663
    Jardine Lloyd Thompson Group P.L.C.................  12,324    213,408

                                     1661

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    JD Sports Fashion P.L.C............................   3,456 $ 22,109
    John Menzies P.L.C.................................   3,685   41,508
    Kcom Group P.L.C...................................  47,434   80,158
    Kentz Corp., Ltd...................................   6,823  106,854
    Kier Group P.L.C...................................   4,128  121,585
    Ladbrokes P.L.C....................................  87,577  194,290
    LSL Property Services P.L.C........................   2,784   17,452
    Michael Page International P.L.C...................  26,826  192,776
    Micro Focus International P.L.C....................   8,877  127,033
    Moneysupermarket.com Group P.L.C...................  27,838   87,112
    Morgan Advanced Materials P.L.C....................  25,149  132,707
*   Mothercare P.L.C...................................   3,164   12,834
    NCC Group P.L.C....................................   5,700   20,235
    Oxford Instruments P.L.C...........................   4,649   98,587
    Pace P.L.C.........................................  28,348  152,429
    PayPoint P.L.C.....................................   3,185   56,279
    Photo-Me International P.L.C.......................   5,407   13,167
    Premier Farnell P.L.C..............................  31,682   96,300
    QinetiQ Group P.L.C................................  63,966  222,921
    Regus P.L.C........................................  67,828  198,346
    Restaurant Group P.L.C. (The)......................  18,969  196,544
    Ricardo P.L.C......................................   2,717   29,441
    Rightmove P.L.C....................................   9,755  373,610
    Rotork P.L.C.......................................   8,038  374,095
    RPC Group P.L.C....................................  15,174  149,505
    Senior P.L.C.......................................  39,675  175,543
    Spirax-Sarco Engineering P.L.C.....................   7,765  355,730
*   Sports Direct International P.L.C..................   9,111  102,374
    Stagecoach Group P.L.C.............................  43,250  258,603
    Sthree P.L.C.......................................   5,297   31,999
    Synthomer P.L.C....................................  10,618   38,041
    TalkTalk Telecom Group P.L.C.......................  52,342  277,572
    Ted Baker P.L.C....................................   2,311   66,408
    Telecity Group P.L.C...............................  18,065  241,608
    Telecom Plus P.L.C.................................   5,193  121,629
*   Thomas Cook Group P.L.C............................ 154,567  317,971
    UBM P.L.C..........................................  20,926  218,095
    Ultra Electronics Holdings P.L.C...................   6,459  192,545
    Victrex P.L.C......................................   5,862  158,105
    WH Smith P.L.C.....................................  13,431  255,599
    WS Atkins P.L.C....................................   9,466  212,245
    Xaar P.L.C.........................................   6,041   56,054

                                     1662

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- -----------
UNITED KINGDOM -- (Continued)
      XP Power, Ltd......................................     307 $     7,766
                                                                  -----------
TOTAL UNITED KINGDOM.....................................          13,770,595
                                                                  -----------
UNITED STATES -- (0.0%)
*     Endo International P.L.C...........................     327      22,355
                                                                  -----------
TOTAL COMMON STOCKS......................................          65,197,204
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)

PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49.................   4,405          --
                                                                  -----------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)    VALUE+
                                                          ------- -----------
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@  DFA Short Term Investment Fund..................... 734,916   8,502,981
                                                                  -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $67,643,160)^^.......         $73,700,185
                                                                  ===========

                                     1663

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                   LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ---------- ----------- ------- -----------
   Common Stocks
      Australia..................         -- $ 4,138,876   --    $ 4,138,876
      Austria....................         --     442,348   --        442,348
      Belgium....................         --     632,684   --        632,684
      Canada..................... $6,880,135          --   --      6,880,135
      Denmark....................         --   1,174,157   --      1,174,157
      Finland....................         --   1,790,797   --      1,790,797
      France.....................         --   2,773,046   --      2,773,046
      Germany....................         --   3,317,414   --      3,317,414
      Hong Kong..................         --   2,215,418   --      2,215,418
      Ireland....................         --     426,431   --        426,431
      Israel.....................         --     435,042   --        435,042
      Italy......................         --   2,226,540   --      2,226,540
      Japan......................         --  14,109,143   --     14,109,143
      Netherlands................         --   1,552,208   --      1,552,208
      New Zealand................         --     602,891   --        602,891
      Norway.....................         --     652,916   --        652,916
      Portugal...................         --     285,426   --        285,426
      Singapore..................         --     815,750   --        815,750
      Spain......................         --   1,724,145   --      1,724,145
      Sweden.....................     16,530   1,911,875   --      1,928,405
      Switzerland................         --   3,280,482   --      3,280,482
      United Kingdom.............     12,834  13,757,761   --     13,770,595
      United States..............     22,355          --   --         22,355
   Rights/Warrants
      Portugal...................         --          --   --             --
   Securities Lending Collateral.         --   8,502,981   --      8,502,981
                                  ---------- -----------   --    -----------
   TOTAL......................... $6,931,854 $66,768,331   --    $73,700,185
                                  ========== ===========   ==    ===========

                                     1664

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At
July 31, 2014, The Fund consists of seventy-seven operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Effective June 27, 2014, Dimensional Retirement Equity Fund II changed its name to World Core Equity Portfolio.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, World Core Equity Portfolio, Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series and Dimensional Emerging Markets Value Fund ("DEM")), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series and DEM), World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio (except The Emerging Markets Series), Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value as reported by their administrator. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and World Core Equity Portfolio), investments in series of The DFA Investment Trust Company and DEM reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the

                                     1665
last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and Dimensional Retirement Fixed Income Fund III (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy. Over-the-counter derivative contracts, which

                                     1666
include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2014, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and T.A. World Ex US Core Equity Portfolio had significant transfers of securities with a total value of $1,118,996, $70,669 and $30,789 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency

                                     1667
denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At July 31, 2014, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                UNREALIZED
                                                      VALUE AT    FOREIGN
    SETTLEMENT  CURRENCY                    CONTRACT  JULY 31,   EXCHANGE
      DATE      AMOUNT**     CURRENCY        AMOUNT     2014    GAIN (LOSS)
    ----------  -------- ------------------ --------  --------  -----------
    08/11/14     (5,142) Canadian Dollar    $ (4,816) $ (4,715)    $101
    08/07/14    (18,813) UK Pound Sterling   (32,174)  (31,761)     413
                                            --------  --------     ----
                                            $(36,990) $(36,476)    $514
                                            ========  ========     ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                UNREALIZED
                                                      VALUE AT    FOREIGN
     SETTLEMENT CURRENCY                    CONTRACT  JULY 31,   EXCHANGE
       DATE     AMOUNT**      CURRENCY       AMOUNT     2014    GAIN (LOSS)
     ---------- --------  ----------------- --------  --------  -----------
     08/18/14     (3,678) Denmark Krone     $   (667) $   (661)    $  6
     08/28/14     (2,883) Euro                (3,875)   (3,860)      15
     08/28/14     (3,000) Euro                (4,030)   (4,017)      13
     08/28/14     (3,000) Euro                (4,031)   (4,017)      14
     08/12/14     28,151  Hong Kong Dollar     3,632     3,632       --
     08/12/14    (28,151) Hong Kong Dollar    (3,632)   (3,632)      --
     08/01/14    876,159  Japanese Yen         8,552     8,517      (35)
     08/01/14   (876,159) Japanese Yen        (8,632)   (8,518)     114
     10/30/14   (924,464) Japanese Yen        (9,029)   (8,992)      37
     09/05/14     (2,618) Swiss Franc         (2,929)   (2,882)      47
                                            --------  --------     ----
                                            $(24,641) $(24,430)    $211
                                            ========  ========     ====

DFA COMMODITY STRATEGY PORTFOLIO

                                                                UNREALIZED
                                                      VALUE AT    FOREIGN
    SETTLEMENT CURRENCY                     CONTRACT  JULY 31,   EXCHANGE
      DATE     AMOUNT**      CURRENCY        AMOUNT     2014    GAIN (LOSS)
    ---------- -------- ------------------- --------  --------  -----------
    08/18/14    (7,070) Canadian Dollar     $ (6,581) $ (6,482)   $   99
    08/07/14   (14,232) New Zealand Dollar   (12,492)  (12,086)      406
    08/01/14    55,045  UK Pound Sterling     93,061    92,934      (127)
    08/01/14   (55,045) UK Pound Sterling    (94,352)  (92,933)    1,419
    09/05/14   (56,931) UK Pound Sterling    (96,443)  (96,093)      350

                                     1668

       09/08/14  (55,174) UK Pound Sterling    (93,249)   (93,125)    124
                                             ---------  ---------  ------
                                             $(210,056) $(207,785) $2,271
                                             =========  =========  ======

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                   UNREALIZED
                                                                    FOREIGN
                                                         VALUE AT   EXCHANGE
   SETTLEMENT  CURRENCY                       CONTRACT   JULY 31,     GAIN
     DATE      AMOUNT**       CURRENCY         AMOUNT      2014      (LOSS)
   ----------  --------  ------------------- ---------  ---------  ----------
   08/01/14      19,987  Australian Dollar   $  18,670  $  18,573    $  (97)
   08/01/14     (19,987) Australian Dollar     (18,907)   (18,574)      333
   09/08/14     (20,069) Australian Dollar     (18,698)   (18,606)       92
   08/05/14      94,390  Canadian Dollar        86,403     86,560       157
   08/05/14     (94,390) Canadian Dollar       (88,617)   (86,561)    2,056
   08/07/14     (96,998) Canadian Dollar       (90,849)   (88,947)    1,902
   08/18/14    (112,902) Canadian Dollar      (105,067)  (103,505)    1,562
   09/05/14     (19,370) Canadian Dollar       (17,879)   (17,750)      129
   09/09/14     (94,573) Canadian Dollar       (86,500)   (86,657)     (157)
   08/05/14     (69,016) Euro                  (93,246)   (92,416)      830
   08/06/14     (49,976) Euro                  (68,113)   (66,921)    1,192
   08/07/14     (63,832) Euro                  (88,903)   (85,476)    3,427
   08/08/14     (67,579) Euro                  (93,148)   (90,493)    2,655
   08/11/14     (83,085) Euro                 (113,084)  (111,258)    1,826
   08/11/14      25,717  New Zealand Dollar     21,845     21,831       (14)
   08/11/14      (8,991) New Zealand Dollar     (7,711)    (7,632)       79
   08/11/14     (58,077) New Zealand Dollar    (50,985)   (49,302)    1,683
   09/05/14     (33,372) New Zealand Dollar    (28,299)   (28,261)       38
   08/01/14      80,060  UK Pound Sterling     135,380    135,164      (216)
   08/01/14     (80,060) UK Pound Sterling    (137,224)  (135,165)    2,059
   08/05/14     (82,951) UK Pound Sterling    (142,194)  (140,045)    2,149
   08/11/14      (3,272) UK Pound Sterling      (5,543)    (5,523)       20
   08/11/14     (55,869) UK Pound Sterling     (95,627)   (94,319)    1,308
   08/12/14     (84,611) UK Pound Sterling    (144,739)  (142,840)    1,899
   08/13/14     (75,954) UK Pound Sterling    (129,700)  (128,223)    1,477
   08/14/14     (80,551) UK Pound Sterling    (138,250)  (135,983)    2,267

                                     1669

    08/15/14  (77,033) UK Pound Sterling     (131,965)    (130,043)   1,922
    08/19/14  (84,447) UK Pound Sterling     (144,162)    (142,554)   1,608
    08/26/14  (99,030) UK Pound Sterling     (168,125)    (167,162)     963
    09/05/14  (83,908) UK Pound Sterling     (142,141)    (141,626)     515
    09/08/14  (80,217) UK Pound Sterling     (135,605)    (135,392)     213
                                          -----------  -----------  -------
                                          $(2,222,983) $(2,189,106) $33,877
                                          ===========  ===========  =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                UNREALIZED
                                                                 FOREIGN
                                                       VALUE AT  EXCHANGE
     SETTLEMENT  CURRENCY                     CONTRACT JULY 31,    GAIN
       DATE      AMOUNT**      CURRENCY        AMOUNT    2014     (LOSS)
     ----------  -------- ------------------- -------- -------- ----------
     08/20/14     47,142  Australian Dollar   $44,142  $43,764   $  (378)
     08/20/14     47,142  Australian Dollar    44,142   43,764      (378)
     08/29/14     94,866  Canadian Dollar      88,608   86,948    (1,660)
     09/19/14     56,104  New Zealand Dollar   48,568   47,447    (1,121)
     09/19/14      8,290  New Zealand Dollar    7,269    7,011      (258)
     09/19/14      6,267  New Zealand Dollar    5,446    5,300      (146)
     09/02/14    579,489  Norwegian Krone      96,350   92,089    (4,261)
     10/24/14     23,500  Norwegian Krone       3,776    3,727       (49)
     10/24/14     22,596  Norwegian Krone       3,632    3,584       (48)
     08/26/14     (6,899) Singapore Dollar     (5,560)  (5,530)       30
     08/01/14    442,705  Swedish Krona        66,112   64,177    (1,935)
     08/01/14    (28,105) Swedish Krona        (4,108)  (4,074)       34
     08/01/14    (28,100) Swedish Krona        (4,115)  (4,074)       41
     08/01/14    (28,100) Swedish Krona        (4,115)  (4,074)       41
     08/01/14    (28,100) Swedish Krona        (4,116)  (4,074)       42
     08/01/14    (33,000) Swedish Krona        (4,823)  (4,784)       39
     08/01/14    (33,000) Swedish Krona        (4,825)  (4,784)       41
     08/01/14    (33,000) Swedish Krona        (4,826)  (4,784)       42
     08/01/14    (33,000) Swedish Krona        (4,847)  (4,784)       63
     08/01/14    (33,000) Swedish Krona        (4,847)  (4,784)       63
     08/01/14    (33,000) Swedish Krona        (4,849)  (4,784)       65
     08/01/14    (33,000) Swedish Krona        (4,871)  (4,784)       87
     08/01/14    (33,000) Swedish Krona        (4,872)  (4,784)       88
     08/01/14    (33,000) Swedish Krona        (4,872)  (4,784)       88
     08/01/14    (33,300) Swedish Krona        (4,917)  (4,827)       90

                                     1670

       08/06/14   (1,800) UK Pound Sterling    (3,071)   (3,039)      32
       08/06/14   (1,800) UK Pound Sterling    (3,072)   (3,039)      33
       08/06/14   (1,855) UK Pound Sterling    (3,166)   (3,132)      34
       08/06/14   (1,855) UK Pound Sterling    (3,166)   (3,132)      34
       08/06/14   (2,800) UK Pound Sterling    (4,787)   (4,727)      60
       08/06/14   (2,800) UK Pound Sterling    (4,788)   (4,727)      61
       08/06/14   (2,800) UK Pound Sterling    (4,795)   (4,727)      68
       08/06/14   (2,800) UK Pound Sterling    (4,795)   (4,727)      68
       08/06/14  (47,544) UK Pound Sterling   (81,374)  (80,267)   1,107
                                             --------  --------  -------
                                             $224,468  $216,585  $(7,883)
                                             ========  ========  =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                 UNREALIZED
                                                                  FOREIGN
                                                       VALUE AT   EXCHANGE
    SETTLEMENT CURRENCY                     CONTRACT   JULY 31,     GAIN
      DATE     AMOUNT**     CURRENCY         AMOUNT      2014      (LOSS)
    ---------- -------- ------------------ ---------  ---------  ----------
    08/06/14   (66,862) Singapore Dollar   $ (53,779) $ (53,596)   $  183
    08/07/14   (72,741) Singapore Dollar     (58,549)   (58,309)      240
    08/11/14      (684) Singapore Dollar        (550)      (548)        2
    08/11/14      (731) Singapore Dollar        (589)      (586)        3
    08/11/14   (53,254) Singapore Dollar     (42,719)   (42,689)       30
    08/12/14   (74,064) Singapore Dollar     (59,587)   (59,370)      217
    08/01/14    74,258  UK Pound Sterling    125,579    125,368      (211)
    08/01/14   (74,258) UK Pound Sterling   (127,285)  (125,369)    1,916
    08/05/14   (62,412) UK Pound Sterling   (106,987)  (105,369)    1,618
    08/07/14   (60,903) UK Pound Sterling   (104,151)  (102,820)    1,331
    08/11/14    (5,109) UK Pound Sterling     (8,719)    (8,626)       93
    08/11/14   (55,246) UK Pound Sterling    (94,610)   (93,267)    1,343
    08/12/14   (61,565) UK Pound Sterling   (105,354)  (103,933)    1,421

                                     1671

    08/13/14    4,350  UK Pound Sterling        7,388        7,344      (44)
    08/13/14  (77,151) UK Pound Sterling     (131,749)    (130,245)   1,504
    08/14/14  (68,865) UK Pound Sterling     (118,188)    (116,256)   1,932
    08/21/14  (71,205) UK Pound Sterling     (121,222)    (120,199)   1,023
    08/22/14  (64,908) UK Pound Sterling     (110,324)    (109,568)     756
    08/26/14    9,543  UK Pound Sterling       16,195       16,108      (87)
    08/26/14  (82,433) UK Pound Sterling     (139,948)    (139,147)     801
    09/05/14  (61,918) UK Pound Sterling     (104,895)    (104,509)     386
    09/08/14  (74,820) UK Pound Sterling     (126,492)    (126,283)     209
                                          -----------  -----------  -------
                                          $(1,466,535) $(1,451,869) $14,666
                                          ===========  ===========  =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                  UNREALIZED
                                                                   FOREIGN
                                                        VALUE AT   EXCHANGE
   SETTLEMENT  CURRENCY                      CONTRACT   JULY 31,     GAIN
     DATE      AMOUNT**      CURRENCY         AMOUNT      2014      (LOSS)
   ---------- ---------  ------------------ ---------  ---------  ----------
   08/01/14       2,182  Australian Dollar  $   2,043  $   2,028    $  (15)
   08/01/14      (2,182) Australian Dollar     (2,064)    (2,028)       36
   09/08/14      (2,164) Australian Dollar     (2,020)    (2,006)       14
   08/18/14     (33,075) Canadian Dollar      (30,785)   (30,322)      463
   08/20/14     (69,046) Denmark Krone        (12,488)   (12,401)       87
   08/07/14        (217) Euro                    (296)      (291)        5
   08/07/14        (385) Euro                    (524)      (516)        8
   08/07/14        (483) Euro                    (647)      (647)       --
   08/07/14        (565) Euro                    (758)      (757)        1
   08/07/14        (657) Euro                    (892)      (880)       12
   08/07/14        (720) Euro                    (975)      (965)       10
   08/07/14        (883) Euro                  (1,195)    (1,183)       12
   08/07/14        (916) Euro                  (1,230)    (1,226)        4
   08/07/14        (966) Euro                  (1,293)    (1,293)       --
   08/07/14        (962) Euro                  (1,313)    (1,289)       24
   08/07/14      (1,049) Euro                  (1,413)    (1,405)        8
   08/07/14      (1,036) Euro                  (1,416)    (1,388)       28
   08/07/14      (1,084) Euro                  (1,475)    (1,452)       23
   08/07/14      (1,139) Euro                  (1,554)    (1,525)       29
   08/07/14      (2,823) Euro                  (3,819)    (3,781)       38
   08/07/14     (93,909) Euro                (126,932)  (125,749)    1,183
   08/01/14   3,393,199  Japanese Yen          33,121     32,987      (134)

                                     1672

    08/01/14     (51,309) Japanese Yen             (502)      (499)      3
    08/01/14  (3,341,890) Japanese Yen          (32,921)   (32,488)    433
    10/30/14  (3,397,478) Japanese Yen          (33,181)   (33,047)    134
    08/19/14     (13,679) New Zealand Dollar    (11,846)   (11,603)    243
    08/18/14     (22,809) Norwegian Krone        (3,680)    (3,627)     53
    08/01/14      15,505  Singapore Dollar       12,462     12,429     (33)
    08/01/14         148  Singapore Dollar          119        119      --
    08/01/14        (737) Singapore Dollar         (590)      (591)     (1)
    08/01/14        (828) Singapore Dollar         (668)      (664)      4
    08/01/14     (14,088) Singapore Dollar      (11,238)   (11,293)    (55)
    10/08/14     (15,480) Singapore Dollar      (12,442)   (12,409)     33
    08/22/14        (269) Swedish Krona             (39)       (39)     --
    08/22/14      (9,022) Swedish Krona          (1,330)    (1,308)     22
    08/22/14     (20,707) Swedish Krona          (3,141)    (3,002)    139
    08/18/14        (350) UK Pound Sterling        (593)      (591)      2
    08/18/14        (393) UK Pound Sterling        (671)      (664)      7
    08/18/14        (465) UK Pound Sterling        (793)      (785)      8
    08/18/14     (36,046) UK Pound Sterling     (61,636)   (60,849)    787
                                              ---------  ---------  ------
                                              $(320,615) $(317,000) $3,615
                                              =========  =========  ======

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                                                                UNREALIZED
                                                                 FOREIGN
                                                      VALUE AT   EXCHANGE
     SETTLEMENT CURRENCY                    CONTRACT  JULY 31,     GAIN
       DATE     AMOUNT**     CURRENCY        AMOUNT     2014      (LOSS)
     ---------- -------- ------------------ --------  --------  ----------
     08/01/14    18,582  Singapore Dollar   $ 14,930  $ 14,895     $(35)
     08/01/14    (1,406) Singapore Dollar     (1,126)   (1,127)      (1)
     08/01/14    (7,971) Singapore Dollar     (6,374)   (6,389)     (15)
     08/01/14    (9,206) Singapore Dollar     (7,342)   (7,379)     (37)
     10/08/14   (18,724) Singapore Dollar    (15,044)  (15,009)      35
     08/07/14      (548) UK Pound Sterling      (938)     (926)      12
     08/07/14      (574) UK Pound Sterling      (984)     (970)      14

                                     1673

       08/07/14  (55,841) UK Pound Sterling    (95,496)   (94,273)  1,223
                                             ---------  ---------  ------
                                             $(112,374) $(111,178) $1,196
                                             =========  =========  ======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                                                                UNREALIZED
                                                                 FOREIGN
                                                      VALUE AT   EXCHANGE
     SETTLEMENT CURRENCY                    CONTRACT  JULY 31,     GAIN
       DATE     AMOUNT**     CURRENCY        AMOUNT     2014      (LOSS)
     ---------- -------- ------------------ --------  --------  ----------
     08/11/14   (10,001) UK Pound Sterling  $(17,115) $(16,884)    $231
                                            --------  --------     ----
                                            $(17,115) $(16,884)    $231
                                            ========  ========     ====

VA GLOBAL BOND PORTFOLIO

                                                                UNREALIZED
                                                                 FOREIGN
                                                      VALUE AT   EXCHANGE
     SETTLEMENT CURRENCY                    CONTRACT  JULY 31,     GAIN
       DATE     AMOUNT**     CURRENCY        AMOUNT     2014      (LOSS)
     ---------- -------- ------------------ --------  --------  ----------
     08/06/14      (153) Singapore Dollar   $   (124) $   (123)    $  1
     08/06/14    (6,460) Singapore Dollar     (5,196)   (5,178)      18
     08/21/14       523  UK Pound Sterling       888       883       (5)
     08/21/14       277  UK Pound Sterling       471       468       (3)
     08/21/14   (14,598) UK Pound Sterling   (24,860)  (24,643)     217
                                            --------  --------     ----
                                            $(28,821) $(28,593)    $228
                                            ========  ========     ====

DFA SHORT-DURATION REAL RETURN PORTFOLIO

                                                               UNREALIZED
                                                                FOREIGN
                                                      VALUE AT  EXCHANGE
      SETTLEMENT CURRENCY                    CONTRACT JULY 31,    GAIN
        DATE     AMOUNT**     CURRENCY        AMOUNT    2014     (LOSS)
      ---------- -------- ------------------ -------- -------- ----------
      08/26/14      (711) Singapore Dollar   $  (573) $  (570)    $  3
      08/11/14    (4,301) UK Pound Sterling   (7,360)  (7,260)     100
                                             -------  -------     ----
                                             $(7,933) $(7,830)    $103
                                             =======  =======     ====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

                                     1674

5. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to

                                     1675
the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

At July 31, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                      NUMBER            UNREALIZED APPROXIMATE
                                                          EXPIRATION    OF     CONTRACT    GAIN       CASH
                                       DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                                  ----------------------- ---------- --------- -------- ---------- -----------
Enhanced U.S. Large Company
  Portfolio                       S&P 500(R) Index         09/18/14     407    $195,848   $4,828      $ --
                                                                               --------   ------      ----
                                                                               $195,848   $4,828      $ --
                                                                               ========   ======      ====

                                                                      NUMBER            UNREALIZED APPROXIMATE
                                                          EXPIRATION    OF     CONTRACT    GAIN       CASH
                                       DESCRIPTION           DATE    CONTRACTS  VALUE     (LOSS)   COLLATERAL
                                  ----------------------- ---------- --------- -------- ---------- -----------
Selectively Hedged Global Equity
  Portfolio                       S&P 500(R) Index Emini   09/18/14      33    $  3,176   $  (30)     $152
                                                                               --------   ------      ----
                                                                               $  3,176   $  (30)     $152
                                                                               ========   ======      ====

At July 31, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                EXPIRATION NUMBER OF CONTRACT UNREALIZED
       DESCRIPTION                 DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
       -----------              ---------- --------- -------- -----------
       Brent Crude Oil Futures.  10/16/14     50      $5,340     $(213)
       CBT Wheat Futures.......  12/12/14     91       2,504         4
       Coffee 'C' Futures......  12/18/14     43       3,205       217

                                     1676

          Copper Futures............. 12/29/14  73    5,913      (13)
          Corn Futures............... 12/12/14 276    5,065      (49)
          Cotton No.2 Futures........ 12/08/14  30      943     (184)
          Gasoline RBOB Futures...... 10/31/14  26    2,869      (50)
          Gold 100 oz Futures........ 12/29/14  77    9,877     (277)
          KCB Wheat Futures.......... 12/12/14  31      990       11
          LME Nickel Futures......... 11/19/14  21    2,334      (38)
          LME Nickel Futures......... 09/17/14  19    2,105      (62)
          LME Nickel Futures......... 09/17/14 (19)  (2,105)      34
          LME Prime Aluminum Futures. 11/19/14  87    4,341      (24)
          LME Prime Aluminum Futures. 09/17/14  81    4,021      210
          LME Prime Aluminum Futures. 09/17/14 (81)  (4,021)       4
          LME Zinc Futures........... 11/19/14  37    2,187        3
          LME Zinc Futures........... 09/15/14  35    2,069      198
          LME Zinc Futures........... 09/15/14 (35)  (2,069)     (11)
          Lean Hogs Futures.......... 10/14/14  45    1,857     (143)
          Live Cattle Futures........ 10/31/14  49    3,084       54
          NY Harbor ULSD Futures..... 10/31/14  25    3,054      (25)
          Natural Gas Futures........ 10/29/14 181    7,104      161
          Silver Futures............. 12/29/14  34    3,481      (25)
          Soybean Futures............ 11/14/14  73    3,949     (408)
          Soybean Meal Futures....... 12/12/14  53    1,849     (200)
          Soybean Oil Futures........ 12/12/14 102    2,228     (146)
          Sugar #11 Futures.......... 09/30/14 180    3,318     (280)
          WTI Crude Futures.......... 10/21/14  74    7,157     (165)
                                                    -------  -------
                                                    $82,649  $(1,417)
                                                    -------  -------

Securities have been segregated as collateral for open futures contracts.

7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2014, the DFA Commodity Strategy Portfolio held $230,857,947 in the Subsidiary, representing 21.31% of DFA Commodity Strategy Portfolio's total assets. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2014, the DFA Commodity Strategy Portfolio held $230,857,947 in the Subsidiary, representing 21.31% of DFA Commodity Strategy Portfolio's total assets.

At July 31, 2014, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                     1677

                                                                  UNREALIZED
                            COMMODITY EXPIRATION      NOTIONAL   APPRECIATION
  COUNTERPARTY              EXPOSURE     DATE          AMOUNT   (DEPRECIATION)
  ------------              --------- ----------     ---------  --------------
  Citibank, N.A............   Index**  09/26/14  USD  (232,916)    $(1,278)
  Credit Suisse............   Index**  08/27/14  USD  (215,657)     (1,184)
  Deutsche Bank AG, London
    Branch.................   Index**  08/27/14  USD  (259,230)     (1,423)
  UBS AG...................   Index**  10/29/14  USD  (291,336)     (1,595)
                                                     ---------     -------
                                                     $(999,139)    $(5,480)
                                                     =========     =======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which

                                     1678
the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

At July 31, 2014, DFA Short-Duration Real Return Portfolio had the following outstanding interest rate swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                  PAYMENTS PAYMENTS     NOTIONAL  APPRECIATION
 COUNTERPARTY                       MADE   RECEIVED      AMOUNT  (DEPRECIATION)
 ------------                     -------- --------     -------- --------------
 Citibank, N.A...................  2.215%    CPI    USD $28,000       $ 64
 Citibank, N.A...................  2.143%    CPI    USD  26,000        137
 Citibank, N.A...................  1.985%    CPI    USD  19,000        144
 Citibank, N.A...................  1.978%    CPI    USD  21,000        165
 Citibank, N.A...................  1.975%    CPI    USD  27,000        228
 Citibank, N.A...................  1.958%    CPI    USD  10,000         85
 Citibank, N.A...................  1.945%    CPI    USD  22,000        193
 Citibank, N.A...................  1.881%    CPI    USD   7,300         66
 Citibank, N.A...................  1.870%    CPI    USD   9,500         94
 Citibank, N.A...................  1.864%    CPI    USD  26,000        196
 Credit Suisse...................  2.242%    CPI    USD  26,000        144
 Credit Suisse...................  1.968%    CPI    USD  19,000        157
 Credit Suisse...................  1.920%    CPI    USD   5,000         30
 Credit Suisse...................  1.888%    CPI    USD  14,000         94
 Credit Suisse...................  0.025%    CPI    USD  21,000        208
 Deutsche Bank AG, London Branch.  2.268%    CPI    USD  26,000        (95)
 Deutsche Bank AG, London Branch.  2.178%    CPI    USD  26,000         28
 Deutsche Bank AG, London Branch.  1.988%    CPI    USD  20,000        151
 Deutsche Bank AG, London Branch.  1.945%    CPI    USD  23,000        200
 Deutsche Bank AG, London Branch.  1.930%    CPI    USD  18,000        180
 Deutsche Bank AG, London Branch.  1.925%    CPI    USD  11,000        111
 Deutsche Bank AG, London Branch.  1.905%    CPI    USD  20,300        196
 Deutsche Bank AG, London Branch.  1.888%    CPI    USD  14,000         94
 Deutsche Bank AG, London Branch.  1.870%    CPI    USD  21,000        232
 Deutsche Bank AG, London Branch.  1.868%    CPI    USD  21,000        234
 Deutsche Bank AG, London Branch.  1.845%    CPI    USD  12,000        112

                                     1679

        Deutsche Bank AG, London Branch. 1.815% CPI USD   10,500    102
                                                        -------- ------
                                                        $503,600 $3,550
                                                        ======== ======

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was:

   Enhanced U.S. Large Company Portfolio..................... $   204,666,672
   U.S. Large Cap Value Portfolio............................   9,187,205,754
   U.S. Targeted Value Portfolio.............................   4,719,771,349
   U.S. Small Cap Value Portfolio............................  10,243,694,716
   U.S. Core Equity 1 Portfolio..............................   7,855,717,797
   U.S. Core Equity 2 Portfolio..............................   9,338,286,537
   U.S. Vector Equity Portfolio..............................   2,689,741,177
   U.S. Small Cap Portfolio..................................   8,810,640,160
   U.S. Micro Cap Portfolio..................................   4,342,942,612
   DFA Real Estate Securities Portfolio......................   4,949,254,367
   Large Cap International Portfolio.........................   2,738,815,210
   International Core Equity Portfolio.......................  11,221,189,109
   International Small Company Portfolio.....................   7,575,933,453
   Japanese Small Company Portfolio..........................     484,622,642
   Asia Pacific Small Company Portfolio......................     360,402,682
   United Kingdom Small Company Portfolio....................      24,178,931
   Continental Small Company Portfolio.......................     140,456,059
   DFA International Real Estate Securities Portfolio........   2,764,277,471
   DFA Global Real Estate Securities Portfolio...............   2,416,305,996
   DFA International Small Cap Value Portfolio...............  10,815,450,401
   International Vector Equity Portfolio.....................   1,207,929,617
   World ex U.S. Value Portfolio.............................     105,143,643
   World ex U.S. Targeted Value Portfolio....................     148,458,479
   World ex U.S. Core Equity Portfolio.......................     279,631,311
   Selectively Hedged Global Equity Portfolio................     107,367,140
   Emerging Markets Portfolio................................   2,862,820,930
   Emerging Markets Small Cap Portfolio......................   4,163,849,442
   Emerging Markets Value Portfolio..........................  18,676,656,950
   Emerging Markets Core Equity Portfolio....................  15,468,518,798
   U.S. Large Cap Equity Portfolio...........................     208,371,004
   DFA Commodity Strategy Portfolio..........................     994,223,792
   DFA One-Year Fixed Income Portfolio.......................   8,872,583,482
   DFA Two-Year Global Fixed Income Portfolio................   6,084,105,713
   DFA Selectively Hedged Global Fixed Income Portfolio......   1,042,590,271
   DFA Short-Term Government Portfolio.......................   1,964,344,122
   DFA Five-Year Global Fixed Income Portfolio...............   9,439,398,337
   DFA World ex U.S. Government Fixed Income Portfolio.......     314,053,101
   DFA Intermediate Government Fixed Income Portfolio........   3,684,654,013
   DFA Short-Term Extended Quality Portfolio.................   3,710,732,168
   DFA Intermediate-Term Extended Quality Portfolio..........   2,164,317,955
   DFA Investment Grade Portfolio............................   2,137,632,066
   DFA Inflation-Protected Securities Portfolio..............   2,530,523,126
   DFA Short-Term Municipal Bond Portfolio...................   2,138,349,296
   DFA Intermediate-Term Municipal Bond Portfolio............     439,543,686
   DFA California Short-Term Municipal Bond Portfolio........     643,627,552
   DFA California Intermediate-Term Municipal Bond Portfolio.     124,751,002

                                     1680

      DFA Short-Duration Real Return Portfolio.............   508,627,222
      CSTG&E U.S. Social Core Equity 2 Portfolio...........    68,377,675
      CSTG&E International Social Core Equity Portfolio....   123,911,540
      World Core Equity Portfolio..........................    77,712,101
      Dimensional Retirement Fixed Income Fund II..........     1,409,995
      Dimensional Retirement Fixed Income Fund III.........       674,915
      U.S. Social Core Equity 2 Portfolio..................   401,653,170
      U.S. Sustainability Core 1 Portfolio.................   313,849,941
      International Sustainability Core 1 Portfolio........   307,972,869
      DFA International Value ex Tobacco Portfolio.........    75,739,365
      International Social Core Equity Portfolio...........   293,834,867
      Emerging Markets Social Core Equity Portfolio........   812,343,778
      Tax Managed U.S. Marketwide Value Portfolio.......... 1,942,344,499
      Tax Managed U.S. Equity Portfolio.................... 1,240,672,144
      Tax Managed U.S. Targeted Value Portfolio............ 2,559,009,238
      Tax Managed U.S. Small Cap Portfolio................. 1,608,314,818
      T.A. U.S. Core Equity 2 Portfolio.................... 3,493,171,016
      Tax-Managed DFA International Value Portfolio........ 2,734,114,886
      T.A. World ex U.S. Core Equity Portfolio............. 1,659,367,165
      LWAS/DFA International High Book to Market Portfolio.    61,840,519
      VA U.S. Targeted Value Portfolio.....................   190,465,538
      VA U.S. Large Value Portfolio........................   190,933,085
      VA International Value Portfolio.....................   169,335,974
      VA International Small Portfolio.....................   136,532,942
      VA Short-Term Fixed Portfolio........................   189,590,568
      VA Global Bond Portfolio.............................   206,416,522
      DFA VA Global Moderate Allocation Portfolio..........    54,308,069
      U.S. Large Cap Growth Portfolio......................   343,705,894
      U.S. Small Cap Growth Portfolio......................   176,924,985
      International Large Cap Growth Portfolio.............   111,827,883
      International Small Cap Growth Portfolio.............    67,643,160

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee

                                     1681

Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1682

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES       VALUE+
                                                        --------- --------------
COMMON STOCKS -- (97.1%)
Consumer Discretionary -- (11.8%)
#   Autoliv, Inc.......................................    11,372 $    1,131,628
    Best Buy Co., Inc..................................    32,396        963,133
    Carnival Corp...................................... 2,299,436     83,285,572
#   CBS Corp. Class A..................................     7,236        412,814
    Comcast Corp. Class A.............................. 9,873,756    530,516,910
#   Comcast Corp. Special Class A...................... 3,813,064    203,884,532
#   Dillard's, Inc. Class A............................   112,692     13,435,140
    DR Horton, Inc.....................................   380,359      7,873,431
#   GameStop Corp. Class A.............................   598,147     25,104,230
    Gannett Co., Inc...................................    13,141        429,974
    General Motors Co.................................. 3,716,863    125,704,307
    Graham Holdings Co. Class B........................    32,261     22,122,981
*   Hyatt Hotels Corp. Class A.........................    26,622      1,566,172
#   Kohl's Corp........................................   734,735     39,337,712
#*  Lands' End, Inc....................................   110,465      3,887,263
    Lear Corp..........................................    57,952      5,457,340
#   Lennar Corp. Class A...............................   211,619      7,666,956
    Lennar Corp. Class B...............................     4,312        131,947
*   Liberty Global P.L.C. Class C......................     5,034        201,310
*   Liberty Interactive Corp. Class A.................. 2,576,808     72,279,464
*   Liberty Media Corp.................................   313,578     14,738,166
*   Liberty Media Corp. Class A........................   156,789      7,376,922
*   Liberty Ventures Series A..........................   225,517     15,596,756
#*  MGM Resorts International.......................... 2,414,853     64,814,654
*   Mohawk Industries, Inc.............................   286,453     35,740,741
*   News Corp. Class A.................................   290,667      5,130,273
#*  News Corp. Class B.................................    31,823        547,674
    PVH Corp...........................................    66,339      7,309,231
    Royal Caribbean Cruises, Ltd....................... 1,051,952     62,748,937
#*  Sears Holdings Corp................................   530,007     20,219,767
    Service Corp. International........................   229,074      4,810,554
#   Staples, Inc....................................... 1,585,772     18,379,097
    Target Corp........................................   475,724     28,348,393
    Time Warner Cable, Inc............................. 1,876,119    272,224,867
    Time Warner, Inc................................... 5,052,904    419,492,090
*   Time, Inc..........................................   586,105     14,125,130
#*  Toll Brothers, Inc.................................   329,804     10,781,293
*   TRW Automotive Holdings Corp.......................       459         46,951
    Whirlpool Corp.....................................    36,155      5,157,149
                                                                  --------------
Total Consumer Discretionary...........................            2,152,981,461
                                                                  --------------
Consumer Staples -- (6.4%)
    Archer-Daniels-Midland Co.......................... 2,861,952    132,794,573
    Bunge, Ltd.........................................   553,069     43,603,960
    ConAgra Foods, Inc.................................   260,882      7,860,375
*   Constellation Brands, Inc. Class A.................   462,850     38,536,891
    CVS Caremark Corp.................................. 6,986,047    533,454,549
    Ingredion, Inc.....................................    20,328      1,496,750
    JM Smucker Co. (The)...............................   540,650     53,870,366
    Molson Coors Brewing Co. Class B...................   763,563     51,563,409
    Mondelez International, Inc. Class A............... 6,904,820    248,573,520

                                     1683

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES       VALUE+
                                                        --------- --------------
Consumer Staples -- (Continued)
    Safeway, Inc.......................................   196,076 $    6,756,779
    Tyson Foods, Inc. Class A.......................... 1,430,128     53,215,063
                                                                  --------------
Total Consumer Staples.................................            1,171,726,235
                                                                  --------------
Energy -- (21.9%)
    Anadarko Petroleum Corp............................ 2,644,697    282,585,875
    Apache Corp........................................ 1,895,772    194,619,954
    Baker Hughes, Inc.................................. 1,938,026    133,278,048
#   Chesapeake Energy Corp............................. 3,374,987     88,998,407
    Chevron Corp....................................... 5,015,427    648,193,786
    Cimarex Energy Co..................................    57,039      7,929,562
    ConocoPhillips..................................... 6,993,622    576,973,815
#   Denbury Resources, Inc............................. 1,413,859     23,964,910
    Devon Energy Corp.................................. 1,721,246    129,954,073
    Exxon Mobil Corp................................... 2,247,040    222,322,138
#   Helmerich & Payne, Inc.............................   516,470     54,880,102
    Hess Corp.......................................... 1,628,606    161,199,422
    HollyFrontier Corp.................................   498,931     23,454,746
    Kinder Morgan, Inc.................................    76,885      2,766,322
    Marathon Oil Corp.................................. 3,640,872    141,083,790
    Marathon Petroleum Corp............................ 1,752,484    146,297,364
    Murphy Oil Corp....................................   728,510     45,262,326
    Nabors Industries, Ltd............................. 1,372,075     37,265,557
    National Oilwell Varco, Inc........................ 1,968,548    159,531,130
*   Newfield Exploration Co............................    31,609      1,273,843
#   Noble Corp. P.L.C..................................   721,779     22,642,207
    Occidental Petroleum Corp.......................... 2,635,997    257,563,267
    Patterson-UTI Energy, Inc..........................   732,485     25,160,860
#   Peabody Energy Corp................................   307,711      4,667,976
    Phillips 66........................................ 2,926,797    237,392,505
    QEP Resources, Inc.................................   458,418     15,150,715
    Rowan Cos. P.L.C. Class A..........................   580,491     17,716,585
#*  Seventy Seven Energy, Inc..........................   168,889      3,788,188
    Superior Energy Services, Inc......................    99,669      3,348,878
    Tesoro Corp........................................   615,285     37,864,639
#   Tidewater, Inc.....................................     2,431        114,913
#   Transocean, Ltd.................................... 1,340,027     54,056,689
    Valero Energy Corp................................. 2,806,975    142,594,330
*   Weatherford International P.L.C.................... 2,173,272     48,616,095
*   Whiting Petroleum Corp.............................   334,068     29,561,677
*   WPX Energy, Inc....................................    50,407      1,036,872
                                                                  --------------
Total Energy...........................................            3,983,111,566
                                                                  --------------
Financials -- (20.0%)
    ACE, Ltd...........................................    96,962      9,705,896
    Aflac, Inc.........................................    92,593      5,531,506
*   Alleghany Corp.....................................     1,128        466,823
    Allied World Assurance Co. Holdings AG.............   556,302     20,032,435
    Allstate Corp. (The)...............................   466,522     27,268,211
#*  American Capital, Ltd..............................   802,500     12,165,900
    American Financial Group, Inc......................   487,279     27,282,751
    American International Group, Inc.................. 4,460,598    231,861,884

                                     1684

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Financials -- (Continued)
    American National Insurance Co.....................     70,112 $  7,642,208
    Assurant, Inc......................................    386,198   24,469,505
    Assured Guaranty, Ltd..............................     88,010    1,964,383
    Axis Capital Holdings, Ltd.........................    578,662   24,969,265
    Bank of America Corp............................... 23,281,791  355,047,313
    Bank of New York Mellon Corp. (The)................  3,470,782  135,499,329
    BB&T Corp..........................................    441,643   16,349,624
    Capital One Financial Corp.........................  2,096,624  166,765,473
    Chubb Corp. (The)..................................     69,688    6,042,646
#   Cincinnati Financial Corp..........................     16,670      767,153
    CIT Group, Inc.....................................     19,151      940,506
    Citigroup, Inc.....................................  6,065,072  296,642,672
    CME Group, Inc.....................................  1,461,166  108,038,614
    CNA Financial Corp.................................    498,971   18,646,546
*   E*TRADE Financial Corp.............................    114,229    2,401,094
    Everest Re Group, Ltd..............................    158,526   24,715,789
    Fifth Third Bancorp................................  1,546,949   31,681,516
*   Genworth Financial, Inc. Class A...................  2,374,310   31,103,461
    Goldman Sachs Group, Inc. (The)....................    719,925  124,453,435
    Hartford Financial Services Group, Inc. (The)......  2,395,708   81,837,385
    HCC Insurance Holdings, Inc........................      2,282      106,524
    Hudson City Bancorp, Inc...........................     71,664      698,724
    Huntington Bancshares, Inc.........................    240,614    2,362,829
    JPMorgan Chase & Co................................  9,529,847  549,586,277
    KeyCorp............................................    117,836    1,595,499
#   Legg Mason, Inc....................................    641,854   30,455,972
    Leucadia National Corp.............................    137,025    3,385,888
    Lincoln National Corp..............................  1,407,216   73,724,046
    Loews Corp.........................................  2,028,513   85,461,253
#   M&T Bank Corp......................................      9,877    1,200,056
    MetLife, Inc.......................................  3,231,266  169,964,592
    Morgan Stanley.....................................  5,380,250  173,997,285
#   NASDAQ OMX Group, Inc. (The).......................    801,702   33,823,807
#   New York Community Bancorp, Inc....................     80,866    1,284,152
    Old Republic International Corp....................    632,434    9,100,725
    PartnerRe, Ltd.....................................    193,939   20,239,474
#   People's United Financial, Inc.....................    138,880    2,016,538
    PNC Financial Services Group, Inc. (The)...........    633,161   52,273,772
    Principal Financial Group, Inc.....................    182,209    9,052,143
    Protective Life Corp...............................      7,158      496,622
    Prudential Financial, Inc..........................  1,593,470  138,584,086
    Regions Financial Corp.............................  5,807,266   58,885,677
    Reinsurance Group of America, Inc..................    357,106   28,661,328
    State Street Corp..................................     43,801    3,085,342
    SunTrust Banks, Inc................................  2,515,396   95,710,818
    Travelers Cos., Inc. (The).........................    595,257   53,311,217
    Unum Group.........................................  1,374,339   47,181,058
    Validus Holdings, Ltd..............................    167,263    6,110,117
    Wells Fargo & Co...................................  2,708,093  137,841,934
    XL Group P.L.C.....................................  1,434,888   46,260,789

                                     1685

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES       VALUE+
                                                        ---------- --------------
Financials -- (Continued)
#   Zions Bancorporation...............................    754,482 $   21,744,171
                                                                   --------------
Total Financials.......................................             3,652,496,038
                                                                   --------------
Health Care -- (9.6%)
*   Actavis P.L.C......................................    127,621     27,344,075
    Aetna, Inc.........................................  2,009,110    155,766,298
*   Bio-Rad Laboratories, Inc. Class A.................      1,222        140,518
*   Boston Scientific Corp.............................  6,573,232     84,005,905
*   CareFusion Corp....................................    907,569     39,742,447
    Cigna Corp.........................................     81,711      7,357,258
#*  Community Health Systems, Inc......................     14,053        670,328
*   Express Scripts Holding Co.........................  3,072,578    214,005,058
#*  Hologic, Inc.......................................  1,211,606     31,586,568
    Humana, Inc........................................    707,042     83,183,491
    Omnicare, Inc......................................    556,064     34,754,000
#   Perrigo Co. P.L.C..................................     13,380      2,013,021
    Pfizer, Inc........................................ 21,024,914    603,415,032
#   Quest Diagnostics, Inc.............................     40,972      2,503,389
#   Teleflex, Inc......................................     91,713      9,881,159
    Thermo Fisher Scientific, Inc......................  1,778,225    216,054,338
    UnitedHealth Group, Inc............................    759,339     61,544,426
    WellPoint, Inc.....................................  1,674,297    183,854,554
                                                                   --------------
Total Health Care......................................             1,757,821,865
                                                                   --------------
Industrials -- (11.2%)
#   ADT Corp. (The)....................................    686,732     23,898,274
#   AGCO Corp..........................................    279,803     13,629,204
#*  Avis Budget Group, Inc.............................    100,291      5,635,351
    CSX Corp...........................................  5,604,703    167,692,714
    Danaher Corp.......................................     67,127      4,959,343
    Eaton Corp. P.L.C..................................  2,065,738    140,304,925
#*  Engility Holdings, Inc.............................     31,860      1,101,082
    FedEx Corp.........................................    828,737    121,724,891
    General Electric Co................................ 16,593,024    417,314,554
*   Genesee & Wyoming, Inc. Class A....................     11,922      1,188,981
*   Hertz Global Holdings, Inc.........................  1,345,507     37,970,208
*   Jacobs Engineering Group, Inc......................    175,921      8,938,546
#   Joy Global, Inc....................................     84,284      4,994,670
    KBR, Inc...........................................     76,803      1,586,750
    Kennametal, Inc....................................      9,984        422,123
    L-3 Communications Holdings, Inc...................    421,205     44,209,677
    Manpowergroup, Inc.................................     19,031      1,482,325
    Norfolk Southern Corp..............................  1,681,939    170,985,919
    Northrop Grumman Corp..............................  1,364,645    168,219,789
#*  NOW, Inc...........................................    381,968     12,295,550
    Oshkosh Corp.......................................     36,950      1,707,829
#   Owens Corning......................................    579,048     19,716,584
    Pentair P.L.C......................................    498,599     31,945,238
*   Quanta Services, Inc...............................    554,686     18,576,434
    Regal-Beloit Corp..................................      6,550        460,399
    Republic Services, Inc.............................  1,211,252     45,942,788
    Ryder System, Inc..................................     13,740      1,183,426

                                     1686

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                         SHARES       VALUE+
                                                        --------- --------------
Industrials -- (Continued)
    Southwest Airlines Co.............................. 3,905,821 $  110,456,618
    SPX Corp...........................................    22,870      2,267,103
    Stanley Black & Decker, Inc........................   619,291     54,156,998
    Terex Corp.........................................     8,155        281,429
#   Trinity Industries, Inc............................   125,128      5,460,586
#   Triumph Group, Inc.................................    29,704      1,881,748
    Union Pacific Corp................................. 3,782,044    371,812,746
#*  United Rentals, Inc................................    73,167      7,748,385
#   URS Corp...........................................   321,791     18,428,971
#*  Veritiv Corp.......................................    39,071      1,559,714
#*  WESCO International, Inc...........................    21,907      1,719,480
                                                                  --------------
Total Industrials......................................            2,043,861,352
                                                                  --------------
Information Technology -- (8.2%)
    Activision Blizzard, Inc........................... 2,635,954     58,992,650
    Amdocs, Ltd........................................    17,878        810,589
*   Arrow Electronics, Inc.............................   568,882     32,966,712
    Avnet, Inc.........................................   711,362     30,111,953
#*  Blackhawk Network Holdings, Inc. Class B...........    16,109        449,280
    Broadcom Corp. Class A.............................   136,077      5,206,306
    Brocade Communications Systems, Inc................    46,592        429,112
    Cisco Systems, Inc................................. 4,711,449    118,869,858
    Computer Sciences Corp.............................    43,540      2,716,461
    Corning, Inc....................................... 5,762,032    113,223,929
    Fidelity National Information Services, Inc........ 1,308,765     73,814,346
#*  First Solar, Inc...................................   154,302      9,737,999
    Hewlett-Packard Co................................. 9,619,949    342,566,384
*   Ingram Micro, Inc. Class A.........................   725,997     20,836,114
#   Intel Corp......................................... 9,210,936    312,158,621
#   Jabil Circuit, Inc.................................    24,010        479,240
*   Juniper Networks, Inc..............................   922,663     21,719,487
    Lam Research Corp..................................   325,184     22,762,880
    Marvell Technology Group, Ltd......................   398,733      5,319,098
*   Micron Technology, Inc............................. 3,654,213    111,636,207
#   NVIDIA Corp........................................   629,521     11,016,617
    Western Digital Corp...............................   564,843     56,388,277
    Xerox Corp......................................... 5,691,007     75,462,753
*   Yahoo!, Inc........................................ 1,647,286     58,989,312
                                                                  --------------
Total Information Technology...........................            1,486,664,185
                                                                  --------------
Materials -- (3.4%)
    Alcoa, Inc......................................... 5,353,379     87,741,882
    Ashland, Inc.......................................   388,650     40,672,222
    Cabot Corp.........................................     3,386        177,393
    CF Industries Holdings, Inc........................    51,450     12,879,993
    Freeport-McMoRan, Inc.............................. 4,647,012    172,961,787
    International Paper Co............................. 2,043,676     97,074,610
    MeadWestvaco Corp..................................   841,379     35,169,642
    Mosaic Co. (The)...................................   465,158     21,448,435
    Newmont Mining Corp................................   381,443      9,501,745
    Nucor Corp.........................................   765,445     38,440,648
    Reliance Steel & Aluminum Co.......................   359,269     24,520,109

                                     1687

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- ---------------
Materials -- (Continued)
    Rock-Tenn Co. Class A............................    117,998 $    11,732,541
    Steel Dynamics, Inc..............................    893,527      18,951,708
#   United States Steel Corp.........................     89,096       2,983,825
    Vulcan Materials Co..............................    576,239      36,377,968
                                                                 ---------------
Total Materials......................................                610,634,508
                                                                 ---------------
Telecommunication Services -- (4.3%)
    AT&T, Inc........................................ 17,153,166     610,481,178
#   CenturyLink, Inc.................................  2,353,137      92,337,096
#   Frontier Communications Corp.....................  2,036,486      13,338,983
#*  Sprint Corp......................................  2,491,629      18,313,473
*   T-Mobile US, Inc.................................    726,568      23,933,150
    Telephone & Data Systems, Inc....................     57,373       1,434,325
#*  United States Cellular Corp......................    261,250      10,212,262
#   Windstream Holdings, Inc.........................    406,973       4,663,911
                                                                 ---------------
Total Telecommunication Services                                     774,714,378
                                                                 ---------------
Utilities -- (0.3%)..................................
    NRG Energy, Inc..................................  1,581,268      48,956,057
    UGI Corp.........................................     84,071       4,080,807
                                                                 ---------------
Total Utilities......................................                 53,036,864
                                                                 ---------------
TOTAL COMMON STOCKS..................................             17,687,048,452
                                                                 ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    State Street Institutional Liquid Reserves,
      0.068%......................................... 41,036,084      41,036,084
                                                                 ---------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (2.7%)
(S)@ DFA Short Term Investment Fund                   42,955,485     496,994,957
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,498,366,508)^^...........................            $18,225,079,493
                                                                 ===============

                                     1688

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary..... $ 2,152,981,461           --   --    $ 2,152,981,461
   Consumer Staples...........   1,171,726,235           --   --      1,171,726,235
   Energy.....................   3,983,111,566           --   --      3,983,111,566
   Financials.................   3,652,496,038           --   --      3,652,496,038
   Health Care................   1,757,821,865           --   --      1,757,821,865
   Industrials................   2,043,861,352           --   --      2,043,861,352
   Information Technology.....   1,486,664,185           --   --      1,486,664,185
   Materials..................     610,634,508           --   --        610,634,508
   Telecommunication Services.     774,714,378           --   --        774,714,378
   Utilities..................      53,036,864           --   --         53,036,864
Temporary Cash Investments....      41,036,084           --   --         41,036,084
Securities Lending Collateral.              -- $496,994,957   --        496,994,957
                               --------------- ------------   --    ---------------
TOTAL......................... $17,728,084,536 $496,994,957   --    $18,225,079,493
                               =============== ============   ==    ===============

                                     1689

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
 COMMON STOCKS -- (93.0%)
 AUSTRALIA -- (5.1%)
 *   Alumina, Ltd....................................... 4,595,906 $  6,756,874
 *   Alumina, Ltd. Sponsored ADR........................   172,484    1,004,719
     AMP, Ltd...........................................   510,725    2,578,085
     Asciano, Ltd....................................... 3,971,612   22,046,379
 #   Bank of Queensland, Ltd............................   780,482    9,007,569
     Bendigo and Adelaide Bank, Ltd..................... 1,039,779   12,233,201
 *   BlueScope Steel, Ltd...............................   855,334    4,915,722
     Boral, Ltd......................................... 2,001,415    9,845,315
     Caltex Australia, Ltd..............................    18,966      431,474
     Downer EDI, Ltd....................................   337,397    1,504,891
     Echo Entertainment Group, Ltd...................... 1,832,302    5,613,135
 #   Fortescue Metals Group, Ltd........................   794,696    3,562,809
     GrainCorp, Ltd. Class A............................   367,914    2,957,589
 #   Harvey Norman Holdings, Ltd........................ 1,068,950    3,033,115
     Incitec Pivot, Ltd................................. 4,514,071   12,353,401
 #   Leighton Holdings, Ltd.............................    60,472    1,229,865
     Lend Lease Group...................................   869,454   10,850,073
     Macquarie Group, Ltd...............................   941,651   50,396,751
 #   Metcash, Ltd.......................................   599,500    1,619,437
     National Australia Bank, Ltd.......................   472,843   15,353,021
 #   New Hope Corp., Ltd................................    69,375      191,602
 *   Newcrest Mining, Ltd............................... 1,088,791   10,876,865
 #   Orica, Ltd.........................................    48,646      982,507
     Origin Energy, Ltd................................. 2,782,880   36,649,623
     Primary Health Care, Ltd...........................   701,130    3,135,029
 #*  Qantas Airways, Ltd................................ 3,295,675    4,038,262
     QBE Insurance Group, Ltd........................... 1,690,688   17,088,856
     Rio Tinto, Ltd.....................................   120,548    7,322,527
     Santos, Ltd........................................ 4,373,087   58,586,558
 #   Seven Group Holdings, Ltd..........................   361,999    2,562,985
 #   Seven West Media, Ltd..............................    46,084       86,569
 *   Sims Metal Management, Ltd.........................   209,772    2,298,832
 *   Sims Metal Management, Ltd. Sponsored ADR..........   124,013    1,354,222
     Suncorp Group, Ltd................................. 3,736,013   49,121,294
     Tabcorp Holdings, Ltd.............................. 2,121,674    6,855,732
     Tatts Group, Ltd................................... 4,016,188   13,188,671
 #   Toll Holdings, Ltd................................. 2,149,986   10,801,044
     Treasury Wine Estates, Ltd......................... 1,372,955    6,291,591
     Washington H Soul Pattinson & Co., Ltd.............    87,756    1,229,603
     Wesfarmers, Ltd.................................... 2,567,291  103,960,299
     Woodside Petroleum, Ltd............................   488,777   19,186,425
     WorleyParsons, Ltd.................................    45,120      743,207
                                                                   ------------
 TOTAL AUSTRALIA........................................            533,845,728
                                                                   ------------
 AUSTRIA -- (0.1%)
     Erste Group Bank AG................................   372,952    9,576,818
     OMV AG.............................................    36,896    1,483,906

                                     1690

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRIA -- (Continued)
    Raiffeisen Bank International AG...................    57,158 $  1,569,651
                                                                  ------------
TOTAL AUSTRIA..........................................             12,630,375
                                                                  ------------
BELGIUM -- (1.2%)
    Ageas..............................................   565,802   20,307,202
#   Belgacom SA........................................    93,033    3,040,198
    Delhaize Group SA..................................   235,124   15,343,509
    Delhaize Group SA Sponsored ADR....................   211,600    3,434,268
*   KBC Groep NV.......................................   528,637   28,654,802
    Solvay SA..........................................   189,401   30,582,055
    UCB SA.............................................   262,261   24,055,648
    Umicore SA.........................................    58,837    2,843,515
                                                                  ------------
TOTAL BELGIUM..........................................            128,261,197
                                                                  ------------
CANADA -- (8.6%)
    Agnico Eagle Mines, Ltd............................       436       16,205
    Agrium, Inc........................................    45,127    4,110,167
    Bank of Montreal...................................   122,426    9,129,307
    Barrick Gold Corp.................................. 2,107,593   38,105,281
    Bell Aliant, Inc...................................    62,911    1,782,868
#*  BlackBerry, Ltd.(09228F103)........................   477,288    4,453,097
#*  BlackBerry, Ltd.(BCBHZ31)..........................   435,600    4,070,953
#   Bonavista Energy Corp..............................    27,416      354,533
    Cameco Corp.(13321L108)............................   118,674    2,392,468
    Cameco Corp.(2166160)..............................   506,586   10,212,097
    Canadian Natural Resources, Ltd.(136385101)........   760,864   33,173,670
    Canadian Natural Resources, Ltd.(2171573).......... 1,849,320   80,614,646
#   Canadian Tire Corp., Ltd. Class A..................   252,428   23,979,908
*   Catamaran Corp.....................................    20,853      948,603
#   Crescent Point Energy Corp.........................   362,740   14,801,030
    Eldorado Gold Corp.(2307873).......................   201,739    1,496,830
    Eldorado Gold Corp.(284902103).....................   109,318      811,140
    Empire Co., Ltd....................................    65,500    4,632,187
#   Enerplus Corp......................................   290,052    6,631,812
    Ensign Energy Services, Inc........................   452,198    7,278,466
    Fairfax Financial Holdings, Ltd....................    54,622   25,716,700
#   First Quantum Minerals, Ltd........................ 1,278,402   30,320,054
#   Genworth MI Canada, Inc............................    85,424    3,097,780
    George Weston, Ltd.................................    55,866    4,494,488
    Goldcorp, Inc.(380956409)..........................    23,874      654,148
    Goldcorp, Inc.(2676302)............................ 1,686,234   46,178,702
#   Husky Energy, Inc..................................   846,066   25,738,533
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................   170,721    7,485,827
*   Kinross Gold Corp.................................. 3,868,295   15,468,213
#   Loblaw Cos., Ltd...................................   125,808    6,187,997
*   Lundin Mining Corp.................................   737,610    4,241,587
    Magna International, Inc...........................   284,118   30,510,732
    Manulife Financial Corp............................ 3,287,435   67,174,808
*   MEG Energy Corp....................................    60,080    2,154,471
*   New Gold, Inc......................................    25,030      154,034
*   Osisko Gold Royalties, Ltd.........................       600        8,557
    Pacific Rubiales Energy Corp.......................   523,877   10,017,733

                                     1691

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Pan American Silver Corp.(697900108)...............   118,576 $  1,740,696
    Pan American Silver Corp.(2669272).................   131,923    1,938,283
#   Pengrowth Energy Corp..............................   745,097    4,749,323
#   Penn West Petroleum, Ltd........................... 1,034,275    8,005,944
    Precision Drilling Corp.(B5YPLH9)..................   763,106    9,511,267
    Precision Drilling Corp.(74022D308)................    14,251      177,567
#   Sun Life Financial, Inc............................ 1,292,577   49,279,980
    Suncor Energy, Inc.(B3NB1P2)....................... 3,750,370  153,990,980
    Suncor Energy, Inc.(867224107).....................    51,781    2,126,646
    Talisman Energy, Inc............................... 3,003,838   31,433,752
    Teck Resources, Ltd. Class A.......................     4,115      103,974
#   Teck Resources, Ltd. Class B....................... 1,483,730   35,557,266
#   Thomson Reuters Corp............................... 1,234,938   46,652,081
#   TransAlta Corp.....................................   616,481    7,078,775
#   Trican Well Service, Ltd...........................     6,065       87,553
*   Turquoise Hill Resources, Ltd.(900435108)..........   127,382      440,742
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)............   273,114      949,330
    West Fraser Timber Co., Ltd........................    50,666    2,308,048
    Westjet Airlines, Ltd..............................     1,000       25,808
#   Yamana Gold, Inc................................... 1,426,728   12,169,095
                                                                  ------------
TOTAL CANADA...........................................            896,926,742
                                                                  ------------
DENMARK -- (1.6%)
    AP Moeller - Maersk A.S. Class A...................     4,500   10,098,574
    AP Moeller - Maersk A.S. Class B...................    19,275   44,936,154
    Carlsberg A.S. Class B.............................   334,440   31,998,701
    Danske Bank A.S.................................... 1,530,351   44,212,815
#   FLSmidth & Co. A.S.................................    23,118    1,182,538
    H Lundbeck A.S.....................................   135,698    3,110,004
    Rockwool International A.S. Class B................     1,188      198,095
    TDC A.S............................................ 1,962,294   19,795,856
*   Vestas Wind Systems A.S............................   169,081    7,623,391
                                                                  ------------
TOTAL DENMARK..........................................            163,156,128
                                                                  ------------
FINLAND -- (0.8%)
    Fortum Oyj......................................... 1,371,213   35,260,436
    Kesko Oyj Class A..................................       662       24,210
    Kesko Oyj Class B..................................   138,917    5,283,476
#   Neste Oil Oyj......................................   110,779    2,044,392
    Nokia Oyj.......................................... 1,005,084    7,962,653
    Stora Enso Oyj Class R............................. 1,455,180   13,074,856
    Stora Enso Oyj Sponsored ADR.......................    91,500      823,500
    UPM-Kymmene Oyj.................................... 1,403,467   22,874,489
    UPM-Kymmene Oyj Sponsored ADR......................    69,300    1,128,897
                                                                  ------------
TOTAL FINLAND..........................................             88,476,909
                                                                  ------------
FRANCE -- (8.5%)
    AXA SA............................................. 4,004,754   92,007,829
#   AXA SA Sponsored ADR...............................   140,900    3,239,291
    BNP Paribas SA..................................... 1,975,744  131,097,415
    Bollore SA.........................................    20,935   12,920,293
    Bouygues SA........................................   533,914   21,032,458

                                     1692

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Cap Gemini SA......................................   213,324 $ 15,468,824
    Casino Guichard Perrachon SA.......................   145,004   17,476,621
#*  CGG SA Sponsored ADR...............................   129,726    1,373,798
#   Cie de St-Gobain................................... 1,093,423   53,202,485
    Cie Generale des Etablissements Michelin...........   166,102   18,221,307
    CNP Assurances.....................................   345,489    6,787,653
#   Credit Agricole SA................................. 2,178,549   29,470,115
    Eiffage SA.........................................    25,808    1,672,883
    Electricite de France SA...........................   498,285   16,096,509
    GDF Suez........................................... 3,247,971   83,747,307
    Groupe Eurotunnel SA...............................   502,040    6,643,891
    Lafarge SA.........................................   505,082   39,312,415
    Lagardere SCA......................................   221,491    6,593,702
    Natixis............................................ 2,034,211   13,144,737
#   Orange SA.......................................... 3,875,091   60,681,244
#*  Peugeot SA.........................................   499,073    7,443,666
    Renault SA.........................................   740,603   61,825,585
    Rexel SA...........................................   310,887    6,023,990
    SCOR SE............................................    72,412    2,329,408
    Societe Generale SA................................ 1,296,228   65,073,807
#   STMicroelectronics NV.............................. 1,542,301   12,839,374
    Vallourec SA.......................................   119,253    5,277,160
    Vivendi SA......................................... 3,686,124   92,515,282
                                                                  ------------
TOTAL FRANCE...........................................            883,519,049
                                                                  ------------
GERMANY -- (7.0%)
#   Allianz SE.........................................   518,031   86,244,939
#   Allianz SE ADR..................................... 2,811,910   46,888,599
    Bayerische Motoren Werke AG........................   720,767   85,857,708
    Celesio AG.........................................   108,168    3,700,262
*   Commerzbank AG..................................... 1,573,875   22,613,440
    Daimler AG......................................... 2,214,556  182,742,300
    Deutsche Bank AG(5750355).......................... 1,352,453   46,251,825
#   Deutsche Bank AG(D18190898)........................   464,576   15,869,916
    Deutsche Lufthansa AG..............................   485,172    8,558,483
#   Deutsche Telekom AG Sponsored ADR..................   127,310    2,076,426
    E.ON SE............................................ 3,638,090   68,681,029
    Fraport AG Frankfurt Airport Services Worldwide....    37,336    2,453,825
    HeidelbergCement AG................................   247,289   18,343,840
#   K+S AG.............................................   229,105    7,020,143
*   Metro AG...........................................    47,914    1,726,581
    Muenchener Rueckversicherungs AG...................   297,828   63,190,787
*   Osram Licht AG.....................................     7,353      297,012
    RWE AG............................................. 1,358,567   54,544,186
    Volkswagen AG......................................    62,518   14,417,791
                                                                  ------------
TOTAL GERMANY..........................................            731,479,092
                                                                  ------------
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd........................ 3,360,000    6,339,164
    Cheung Kong Holdings, Ltd..........................   750,000   14,537,698
*   FIH Mobile, Ltd.................................... 2,003,000    1,121,950
    Great Eagle Holdings, Ltd..........................   794,324    2,858,273

                                     1693

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Hang Lung Group, Ltd...............................    310,000 $  1,662,466
#   Henderson Land Development Co., Ltd................  4,098,177   26,047,788
    Hongkong & Shanghai Hotels (The)...................  1,903,131    2,712,945
    Hopewell Holdings, Ltd.............................  1,244,169    4,321,376
    Hutchison Whampoa, Ltd.............................  5,076,000   68,923,117
    Kerry Logistics Network, Ltd.......................    325,000      530,507
    Kerry Properties, Ltd..............................  1,284,000    4,686,665
    MTR Corp., Ltd.....................................  1,019,926    4,006,827
    New World Development Co., Ltd..................... 18,252,543   23,017,140
    NWS Holdings, Ltd..................................    112,573      208,557
    Orient Overseas International, Ltd.................    488,000    2,599,538
    Shangri-La Asia, Ltd...............................    820,000    1,295,607
    Sino Land Co., Ltd.................................  2,249,872    3,864,954
    Sun Hung Kai Properties, Ltd.......................  1,542,920   23,400,521
    Swire Pacific, Ltd. Class A........................    554,000    7,129,267
    Swire Pacific, Ltd. Class B........................     72,500      173,161
    Wharf Holdings, Ltd. (The).........................  3,669,990   29,179,222
    Wheelock & Co., Ltd................................  3,508,000   17,688,110
    Yue Yuen Industrial Holdings, Ltd..................     94,000      313,530
                                                                   ------------
TOTAL HONG KONG........................................             246,618,383
                                                                   ------------
IRELAND -- (0.2%)
*   Bank of Ireland.................................... 16,607,773    5,835,664
    CRH P.L.C..........................................    295,666    6,900,998
#   CRH P.L.C. Sponsored ADR...........................    215,216    5,055,424
                                                                   ------------
TOTAL IRELAND..........................................              17,792,086
                                                                   ------------
ISRAEL -- (0.3%)
    Bank Hapoalim BM...................................  3,220,797   18,787,703
*   Bank Leumi Le-Israel BM............................  3,143,915   12,345,172
*   Israel Discount Bank, Ltd. Class A.................    427,704      745,082
    Migdal Insurance & Financial Holding, Ltd..........     10,788       17,229
    Mizrahi Tefahot Bank, Ltd..........................     99,634    1,259,869
                                                                   ------------
TOTAL ISRAEL...........................................              33,155,055
                                                                   ------------
ITALY -- (1.6%)
*   Banca Monte dei Paschi di Siena SpA................  5,536,180    9,991,838
*   Banco Popolare SC..................................    656,352   10,136,466
*   Finmeccanica SpA...................................    670,166    6,174,160
    Intesa Sanpaolo SpA................................ 10,630,153   31,567,540
#*  Telecom Italia SpA................................. 13,739,672   15,832,108
#*  Telecom Italia SpA Sponsored ADR...................  1,874,500   21,388,045
    UniCredit SpA......................................  6,290,570   49,073,476
    Unione di Banche Italiane SCPA.....................  2,156,979   17,758,218
                                                                   ------------
TOTAL ITALY............................................             161,921,851
                                                                   ------------
JAPAN -- (21.0%)
    77 Bank, Ltd. (The)................................    737,372    3,839,244
#   Aeon Co., Ltd......................................  2,662,900   29,899,345
    Aisin Seiki Co., Ltd...............................    443,300   17,216,834
#   Alfresa Holdings Corp..............................     89,400    5,337,226
#   Amada Co., Ltd.....................................    821,000    7,974,420

                                     1694

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Aoyama Trading Co., Ltd............................    20,400 $   519,835
#   Asahi Glass Co., Ltd............................... 4,171,000  24,716,503
    Asahi Kasei Corp................................... 5,056,000  39,958,188
    Asatsu-DK, Inc.....................................    17,500     447,305
    Autobacs Seven Co., Ltd............................   214,800   3,514,685
    Awa Bank, Ltd. (The)...............................    65,600     371,924
    Azbil Corp.........................................    23,600     593,816
    Bank of Kyoto, Ltd. (The)..........................   709,400   6,443,921
    Bank of Yokohama, Ltd. (The)....................... 2,174,000  12,370,344
#   Canon Marketing Japan, Inc.........................   124,900   2,544,783
    Chiba Bank, Ltd. (The)............................. 1,204,000   8,764,497
    Chugoku Bank, Ltd. (The)...........................   391,800   6,019,681
#   Citizen Holdings Co., Ltd..........................   601,600   4,783,263
    Coca-Cola West Co., Ltd............................   159,107   2,651,719
    COMSYS Holdings Corp...............................    90,200   1,669,537
    Cosmo Oil Co., Ltd................................. 1,287,364   2,580,568
    Dai Nippon Printing Co., Ltd....................... 1,815,000  18,618,887
    Dai-ichi Life Insurance Co., Ltd. (The)............   614,700   8,659,050
    Daicel Corp........................................   575,000   5,803,135
#   Daido Steel Co., Ltd...............................   636,000   2,972,035
    Denki Kagaku Kogyo K.K.............................   992,000   3,705,890
    Fuji Media Holdings, Inc...........................   112,800   1,801,443
    FUJIFILM Holdings Corp............................. 1,327,000  37,880,306
    Fukuoka Financial Group, Inc....................... 1,800,000   9,208,311
#   Fukuyama Transporting Co., Ltd.....................    85,000     476,528
#   Furukawa Electric Co., Ltd.........................   633,000   1,338,970
    Glory, Ltd.........................................   126,700   4,224,351
    Gunma Bank, Ltd. (The).............................   921,397   5,421,299
    H2O Retailing Corp.................................   291,000   2,411,025
    Hachijuni Bank, Ltd. (The).........................   993,231   6,105,853
    Hakuhodo DY Holdings, Inc..........................   184,000   1,931,801
    Hankyu Hanshin Holdings, Inc....................... 1,858,000  10,817,020
    Higo Bank, Ltd. (The)..............................   282,000   1,507,452
    Hiroshima Bank, Ltd. (The).........................   699,000   3,391,974
    Hitachi Capital Corp...............................    47,000   1,252,641
#   Hitachi Chemical Co., Ltd..........................   210,900   3,709,715
#   Hitachi Construction Machinery Co., Ltd............   240,800   4,914,917
    Hitachi High-Technologies Corp.....................   139,900   3,752,790
    Hitachi Transport System, Ltd......................   105,000   1,588,784
    Hokuhoku Financial Group, Inc...................... 2,651,000   5,443,008
#   Honda Motor Co., Ltd............................... 1,163,700  40,509,630
#   House Foods Group, Inc.............................   148,300   2,673,767
    Ibiden Co., Ltd....................................   389,200   7,777,005
#   Idemitsu Kosan Co., Ltd............................   272,196   5,563,619
    Inpex Corp......................................... 1,335,200  19,788,530
#   Isetan Mitsukoshi Holdings, Ltd....................   884,200  10,956,880
    ITOCHU Corp........................................ 3,608,800  45,949,889
    Iyo Bank, Ltd. (The)...............................   551,000   5,581,519
    J Front Retailing Co., Ltd......................... 1,471,000   9,912,240
#   JFE Holdings, Inc.................................. 1,259,700  26,587,296
    Joyo Bank, Ltd. (The).............................. 1,376,000   7,321,161
    JTEKT Corp.........................................   136,700   2,366,708
    JX Holdings, Inc................................... 6,192,133  31,840,576

                                     1695

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    K's Holdings Corp..................................     41,100 $  1,175,022
    Kagoshima Bank, Ltd. (The).........................    358,143    2,356,106
#   Kajima Corp........................................  1,900,000    8,835,115
    Kamigumi Co., Ltd..................................    540,000    5,164,648
    Kaneka Corp........................................    825,542    4,964,811
#   Kawasaki Kisen Kaisha, Ltd.........................  2,922,000    6,229,195
    Keiyo Bank, Ltd. (The).............................    418,000    2,106,579
    Kewpie Corp........................................     47,400      852,964
    Kinden Corp........................................    207,000    2,313,644
#   Kobe Steel, Ltd.................................... 10,599,000   17,253,247
#   Konica Minolta, Inc................................  1,762,300   18,814,146
#   Kuraray Co., Ltd...................................  1,109,700   14,535,412
#   Kurita Water Industries, Ltd.......................     13,500      310,207
    Kyocera Corp.......................................    683,100   33,087,362
    Kyocera Corp. Sponsored ADR........................     25,197    1,197,865
    Kyowa Hakko Kirin Co., Ltd.........................    571,000    7,844,737
#   Lintec Corp........................................      5,100      104,055
    LIXIL Group Corp...................................    201,900    4,894,423
#   Mabuchi Motor Co., Ltd.............................     20,400    1,608,889
    Maeda Road Construction Co., Ltd...................     36,000      626,581
    Marubeni Corp......................................  3,990,000   28,041,868
#   Marui Group Co., Ltd...............................    542,642    5,236,114
    Maruichi Steel Tube, Ltd...........................     74,700    2,067,792
    Matsumotokiyoshi Holdings Co., Ltd.................      5,000      164,189
    Medipal Holdings Corp..............................    339,800    4,282,395
    MEIJI Holdings Co., Ltd............................     55,295    3,963,349
    Mitsubishi Chemical Holdings Corp..................  5,946,700   26,026,425
    Mitsubishi Corp....................................  3,098,600   65,293,261
#   Mitsubishi Gas Chemical Co., Inc...................    948,000    6,160,564
#   Mitsubishi Logistics Corp..........................    220,000    3,335,581
    Mitsubishi Materials Corp..........................  4,371,000   15,889,603
    Mitsubishi Tanabe Pharma Corp......................    465,600    6,763,120
    Mitsubishi UFJ Financial Group, Inc................ 24,653,206  145,387,356
    Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   28,210,095
#   Mitsui & Co., Ltd..................................  3,723,600   59,716,840
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    3,780,668
#   Mitsui Chemicals, Inc..............................  2,330,800    6,283,513
    Mitsui Engineering & Shipbuilding Co., Ltd.........    651,000    1,324,892
    Mitsui Mining & Smelting Co., Ltd..................     69,030      204,934
#   Mitsui OSK Lines, Ltd..............................  3,333,000   12,349,580
    Mizuho Financial Group, Inc........................ 48,772,400   94,690,227
    Mizuho Financial Group, Inc. ADR...................    205,757      798,337
#   MS&AD Insurance Group Holdings, Inc................    915,353   20,835,588
    Nagase & Co., Ltd..................................    235,889    2,897,217
    Nanto Bank, Ltd. (The).............................    319,000    1,314,871
    NEC Corp........................................... 10,559,101   40,767,197
#   NH Foods, Ltd......................................    429,536    8,792,856
#   NHK Spring Co., Ltd................................    206,900    2,026,178
#   Nikon Corp.........................................    143,900    2,231,872
    Nippo Corp.........................................    117,000    2,046,684
#   Nippon Electric Glass Co., Ltd.....................    864,000    4,840,534
    Nippon Express Co., Ltd............................  2,355,238   11,389,569
#   Nippon Paper Industries Co., Ltd...................    330,200    5,773,129

                                     1696

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
#   Nippon Shokubai Co., Ltd...........................    266,000 $ 3,409,638
    Nippon Steel & Sumitomo Metal Corp................. 19,063,940  57,566,605
#   Nippon Yusen K.K...................................  6,628,000  18,990,740
    Nishi-Nippon City Bank, Ltd. (The).................  1,412,569   3,667,214
    Nissan Motor Co., Ltd..............................  5,833,800  57,231,942
    Nisshin Seifun Group, Inc..........................    464,199   5,420,879
    Nisshin Steel Co., Ltd.............................    143,100   1,932,242
    Nisshinbo Holdings, Inc............................    305,000   3,078,466
    NKSJ Holdings, Inc.................................    296,400   7,484,540
#   NOK Corp...........................................    230,120   4,698,901
    NTN Corp...........................................  1,550,000   7,470,084
    NTT DOCOMO, Inc....................................  3,091,700  54,216,505
    NTT DOCOMO, Inc. Sponsored ADR.....................      6,118     107,249
#   Obayashi Corp......................................  1,650,682  12,047,144
    Oji Holdings Corp..................................  3,093,000  12,448,464
    Onward Holdings Co., Ltd...........................    278,000   1,982,004
#   Otsuka Holdings Co., Ltd...........................    156,400   4,980,211
    Pola Orbis Holdings, Inc...........................     49,300   2,047,091
    Rengo Co., Ltd.....................................    421,000   1,923,249
#   Resona Holdings, Inc...............................  3,227,600  17,986,048
    Ricoh Co., Ltd.....................................  3,113,800  35,645,252
    Rohm Co., Ltd......................................    233,700  13,174,935
    Sankyo Co., Ltd....................................     82,500   3,210,318
    SBI Holdings, Inc..................................    444,000   5,179,963
    Seino Holdings Co., Ltd............................    315,000   3,386,630
    Sekisui Chemical Co., Ltd..........................    125,000   1,498,807
#   Sekisui House, Ltd.................................  1,739,200  22,826,784
    Shiga Bank, Ltd. (The).............................    451,185   2,671,872
    Shimizu Corp.......................................    711,000   5,445,942
    Shizuoka Bank, Ltd. (The)..........................  1,051,000  11,327,164
    Showa Denko K.K....................................  4,683,000   6,812,297
#   Showa Shell Sekiyu KK..............................     80,300     905,661
    SKY Perfect JSAT Holdings, Inc.....................    362,800   2,151,346
    Sohgo Security Services Co., Ltd...................     81,400   1,849,165
    Sojitz Corp........................................  2,867,200   4,876,895
#   Sony Corp..........................................    975,200  17,773,736
#   Sony Corp. Sponsored ADR...........................  1,801,665  33,204,686
    Sumitomo Bakelite Co., Ltd.........................    347,000   1,376,866
    Sumitomo Chemical Co., Ltd.........................  6,575,000  24,991,724
#   Sumitomo Corp......................................  2,713,300  35,756,005
    Sumitomo Dainippon Pharma Co., Ltd.................      9,700     118,584
#   Sumitomo Electric Industries, Ltd..................  2,606,700  38,207,656
#   Sumitomo Forestry Co., Ltd.........................    373,500   4,399,765
    Sumitomo Heavy Industries, Ltd.....................  1,292,000   6,314,290
#   Sumitomo Metal Mining Co., Ltd.....................  1,441,000  24,005,953
    Sumitomo Mitsui Financial Group, Inc...............  2,290,100  93,354,714
    Sumitomo Mitsui Trust Holdings, Inc................  2,521,629  10,973,388
    Sumitomo Osaka Cement Co., Ltd.....................    196,000     704,591
    Sumitomo Rubber Industries, Ltd....................    209,900   3,040,252
    Suzuken Co., Ltd...................................    149,300   4,760,160
    Suzuki Motor Corp..................................    774,300  25,838,396
    T&D Holdings, Inc..................................  1,384,000  17,369,998
    Taisho Pharmaceutical Holdings Co., Ltd............     49,199   3,502,398

                                     1697

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                        --------- --------------
JAPAN -- (Continued)
#   Taiyo Nippon Sanso Corp............................    28,000 $      245,535
#   Takashimaya Co., Ltd...............................   674,634      6,204,448
    Takata Corp........................................    13,200        262,594
    TDK Corp...........................................   530,100     25,429,478
#   Teijin, Ltd........................................ 3,333,450      8,254,978
    Toho Holdings Co., Ltd.............................    12,800        241,655
    Tokai Rika Co., Ltd................................   101,100      2,109,727
#   Tokio Marine Holdings, Inc.........................   245,600      7,723,325
    Tokyo Broadcasting System Holdings, Inc............    85,300        986,822
#   Toppan Printing Co., Ltd........................... 1,344,000     10,237,758
    Toshiba TEC Corp...................................    36,000        236,132
    Tosoh Corp......................................... 1,329,000      5,831,209
    Toyo Seikan Group Holdings, Ltd....................   365,849      5,697,836
    Toyobo Co., Ltd....................................   664,000      1,074,721
    Toyoda Gosei Co., Ltd..............................   118,900      2,414,690
#   Toyota Boshoku Corp................................    43,000        486,402
#   Toyota Tsusho Corp.................................   751,500     20,892,244
#   Ube Industries, Ltd................................ 3,078,000      5,310,938
    UNY Group Holdings Co., Ltd........................   393,050      2,336,512
    Ushio, Inc.........................................    44,200        527,530
    Wacoal Holdings Corp...............................   179,000      1,890,889
#   Yamada Denki Co., Ltd.............................. 1,608,100      5,707,528
    Yamaguchi Financial Group, Inc.....................   492,148      5,041,164
    Yamaha Corp........................................   355,900      5,423,163
    Yamato Kogyo Co., Ltd..............................    86,600      2,814,942
#   Yamazaki Baking Co., Ltd...........................   275,000      3,480,769
    Yokohama Rubber Co., Ltd. (The)....................    97,000        839,870
                                                                  --------------
TOTAL JAPAN............................................            2,180,193,317
                                                                  --------------
NETHERLANDS -- (3.0%)
#   Aegon NV........................................... 3,974,447     32,231,431
    Akzo Nobel NV......................................   237,614     17,113,812
#   ArcelorMittal(B03XPL1)............................. 3,159,312     47,973,972
#   ArcelorMittal(B295F26).............................   553,547      8,419,450
*   ING Groep NV....................................... 6,479,202     84,149,174
#*  ING Groep NV Sponsored ADR......................... 1,297,167     16,824,256
    Koninklijke Ahold NV............................... 1,258,998     21,952,284
    Koninklijke Boskalis Westminster NV................    44,440      2,373,483
    Koninklijke DSM NV.................................   514,295     35,529,192
*   Koninklijke KPN NV................................. 2,384,585      7,625,073
    Koninklijke Philips NV............................. 1,159,088     35,723,748
#   TNT Express NV.....................................    72,118        581,138
                                                                  --------------
TOTAL NETHERLANDS......................................              310,497,013
                                                                  --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   334,646      1,081,883
    Contact Energy, Ltd................................ 1,292,916      6,071,428
    Fletcher Building, Ltd.............................   157,122      1,209,366
                                                                  --------------
TOTAL NEW ZEALAND......................................                8,362,677
                                                                  --------------
NORWAY -- (0.8%)
    Aker ASA Class A...................................    68,150      2,606,769

                                     1698

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    DNB ASA............................................  1,551,198 $ 27,489,678
    Norsk Hydro ASA....................................  3,357,025   19,902,376
    Norsk Hydro ASA Sponsored ADR......................     59,900      357,603
    Orkla ASA..........................................    361,613    3,273,169
    Stolt-Nielsen, Ltd.................................      8,425      191,399
*   Storebrand ASA.....................................  1,082,306    6,013,405
    Subsea 7 SA........................................    590,207    9,852,583
    Wilh Wilhelmsen Holding ASA Class A................        212        6,477
    Yara International ASA.............................    216,499    9,892,354
                                                                   ------------
TOTAL NORWAY...........................................              79,585,813
                                                                   ------------
PORTUGAL -- (0.0%)
#*  Banco Espirito Santo SA............................  2,631,973      706,466
    EDP Renovaveis SA..................................    517,656    3,650,086
                                                                   ------------
TOTAL PORTUGAL.........................................               4,356,552
                                                                   ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd....................................  9,878,000   27,220,767
    City Developments, Ltd.............................    179,000    1,511,804
    DBS Group Holdings, Ltd............................  1,323,279   19,279,282
    Golden Agri-Resources, Ltd......................... 14,989,000    6,398,675
    Hutchison Port Holdings Trust......................  6,524,000    4,853,804
    Keppel Land, Ltd...................................  1,258,000    3,658,777
#*  Neptune Orient Lines, Ltd..........................  1,246,004      946,699
    Noble Group, Ltd................................... 10,011,000   11,332,781
#   OUE, Ltd...........................................    405,000      793,133
    Singapore Airlines, Ltd............................  2,117,600   17,485,888
    United Industrial Corp., Ltd.......................  2,172,366    5,917,455
    UOL Group, Ltd.....................................  1,420,864    7,527,736
    Venture Corp., Ltd.................................    307,000    1,993,123
    Wheelock Properties Singapore, Ltd.................    861,000    1,305,659
    Wilmar International, Ltd..........................  4,154,000   10,845,510
                                                                   ------------
TOTAL SINGAPORE........................................             121,071,093
                                                                   ------------
SPAIN -- (2.2%)
#   Acciona SA.........................................    101,533    8,326,199
#   Banco de Sabadell SA...............................  9,570,037   31,066,015
    Banco Popular Espanol SA...........................  3,464,618   21,143,067
    Banco Santander SA.................................  3,337,618   33,534,008
#   Banco Santander SA Sponsored ADR...................    713,123    7,109,836
    CaixaBank SA.......................................  3,115,247   18,732,617
#   Iberdrola SA....................................... 10,204,299   75,916,840
    Repsol SA..........................................  1,490,932   37,180,189
                                                                   ------------
TOTAL SPAIN............................................             233,008,771
                                                                   ------------
SWEDEN -- (2.8%)
    Boliden AB.........................................    612,180    9,917,397
    Holmen AB Class A..................................      5,131      173,313
    Meda AB Class A....................................    280,396    4,520,877
    Nordea Bank AB.....................................  5,366,449   71,968,222
    Skandinaviska Enskilda Banken AB Class A...........  3,481,813   46,610,917
#   Skandinaviska Enskilda Banken AB Class C...........     16,918      218,203

                                     1699

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
#*  SSAB AB Class A....................................    51,620 $    498,319
    Svenska Cellulosa AB Class A.......................    66,476    1,649,909
    Svenska Cellulosa AB Class B....................... 1,348,669   33,212,365
    Svenska Handelsbanken AB Class A...................    32,796    1,579,468
    Svenska Handelsbanken AB Class B...................       252       11,579
    Swedbank AB Class A................................   674,237   17,272,345
    Tele2 AB Class B...................................   136,054    1,659,785
    Telefonaktiebolaget LM Ericsson Class A............    28,098      330,384
    Telefonaktiebolaget LM Ericsson Class B............ 4,879,427   60,758,023
#   Telefonaktiebolaget LM Ericsson Sponsored ADR......   952,162   11,835,374
    TeliaSonera AB..................................... 3,717,354   27,841,964
                                                                  ------------
TOTAL SWEDEN...........................................            290,058,444
                                                                  ------------
SWITZERLAND -- (8.6%)
    ABB, Ltd...........................................   820,669   18,873,635
    Adecco SA..........................................   472,171   35,317,698
    Alpiq Holding AG...................................     1,593      167,185
    Aryzta AG..........................................   218,943   19,803,505
    Baloise Holding AG.................................   200,163   24,100,666
    Banque Cantonale Vaudoise..........................       468      249,232
    Clariant AG........................................   601,589   11,199,710
    Credit Suisse Group AG............................. 1,928,358   52,312,021
#   Credit Suisse Group AG Sponsored ADR............... 1,022,581   27,711,945
    Givaudan SA........................................     5,469    8,945,049
    Holcim, Ltd........................................   887,877   71,044,795
    Lonza Group AG.....................................    56,997    6,320,603
    Novartis AG........................................ 2,434,443  211,793,117
#   Novartis AG ADR....................................   681,571   59,255,783
    Sulzer AG..........................................    50,596    6,690,465
    Swatch Group AG (The)..............................    36,536    3,658,592
    Swiss Life Holding AG..............................   123,557   28,572,344
#   Swiss Re AG........................................ 1,547,148  131,519,184
    UBS AG(B18YFJ4).................................... 4,344,251   74,640,867
    UBS AG(H89231338)..................................   505,823    8,684,981
    Zurich Insurance Group AG..........................   333,311   96,830,068
                                                                  ------------
TOTAL SWITZERLAND......................................            897,691,445
                                                                  ------------
UNITED KINGDOM -- (15.9%)
    Anglo American P.L.C............................... 2,997,959   80,513,065
    Barclays P.L.C..................................... 6,164,510   23,367,734
#   Barclays P.L.C. Sponsored ADR...................... 5,037,005   76,461,736
    Barratt Developments P.L.C.........................   410,298    2,407,008
    BP P.L.C........................................... 1,889,456   15,387,239
    BP P.L.C. Sponsored ADR............................ 7,112,217  348,285,266
    Carnival P.L.C.....................................   658,867   23,734,136
#   Carnival P.L.C. ADR................................   229,328    8,285,621
    Friends Life Group, Ltd............................ 3,422,696   19,140,608
    Glencore P.L.C..................................... 9,442,477   57,057,356
    HSBC Holdings P.L.C................................ 9,197,250   98,602,926
    HSBC Holdings P.L.C. Sponsored ADR................. 2,089,967  111,583,337
    Investec P.L.C..................................... 1,195,168   10,337,528
#   J Sainsbury P.L.C.................................. 5,377,115   28,342,051

                                     1700

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                      SHARES        VALUE++
                                                     ---------- ---------------
 UNITED KINGDOM -- (Continued)
       Kingfisher P.L.C.............................  7,842,790 $    39,612,954
 *     Lloyds Banking Group P.L.C................... 34,635,010      43,178,568
 #*    Lloyds Banking Group P.L.C. ADR..............  1,528,251       7,671,820
       Old Mutual P.L.C............................. 12,629,616      41,548,526
 #     Pearson P.L.C. Sponsored ADR.................  1,179,255      22,653,488
 *     Royal Bank of Scotland Group P.L.C...........  3,847,507      22,932,866
 #*    Royal Bank of Scotland Group P.L.C.
         Sponsored ADR..............................    400,166       4,753,972
 #     Royal Dutch Shell P.L.C. ADR(780259107)......  3,323,210     286,261,309
       Royal Dutch Shell P.L.C. ADR(780259206)......    755,142      61,793,270
       Royal Dutch Shell P.L.C. Class A.............    578,802      23,797,942
       Royal Dutch Shell P.L.C. Class B.............    255,146      10,987,042
       RSA Insurance Group P.L.C....................  1,362,966      10,537,074
 *     Standard Chartered P.L.C.....................    606,159      12,570,380
       Vedanta Resources P.L.C......................    189,404       3,341,425
       Vodafone Group P.L.C......................... 19,970,644      66,504,066
       Vodafone Group P.L.C. Sponsored ADR..........  2,056,797      68,326,805
       WM Morrison Supermarkets P.L.C...............  8,127,143      23,067,268
                                                                ---------------
 TOTAL UNITED KINGDOM...............................              1,653,044,386
                                                                ---------------
 TOTAL COMMON STOCKS................................              9,675,652,106
                                                                ---------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
       Porsche Automobil Holding SE.................    254,382      23,776,865
                                                                ---------------
 RIGHTS/WARRANTS -- (0.0%)
 FRANCE -- (0.0%)
 *     Peugeot SA Warrants 04/29/17.................    159,012         380,071
                                                                ---------------
 SPAIN -- (0.0%)
 *     Banco Santander SA 08/04/14..................  3,337,617         688,352
                                                                ---------------
 TOTAL RIGHTS/WARRANTS..............................                  1,068,423
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                     ---------- ---------------
 SECURITIES LENDING COLLATERAL -- (6.8%)
 (S)@  DFA Short Term Investment Fund............... 60,718,493     702,512,962
                                                                ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $8,698,544,218)^^..........................            $10,403,010,356
                                                                ===============

                                     1701

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
   Australia.................. $    2,358,941 $  531,486,787   --    $   533,845,728
   Austria....................             --     12,630,375   --         12,630,375
   Belgium....................      3,434,268    124,826,929   --        128,261,197
   Canada.....................    896,926,742             --   --        896,926,742
   Denmark....................             --    163,156,128   --        163,156,128
   Finland....................      1,952,397     86,524,512   --         88,476,909
   France.....................      4,613,089    878,905,960   --        883,519,049
   Germany....................     64,834,941    666,644,151   --        731,479,092
   Hong Kong..................             --    246,618,383   --        246,618,383
   Ireland....................      5,055,424     12,736,662   --         17,792,086
   Israel.....................             --     33,155,055   --         33,155,055
   Italy......................     21,388,045    140,533,806   --        161,921,851
   Japan......................     67,298,900  2,112,894,417   --      2,180,193,317
   Netherlands................     25,243,706    285,253,307   --        310,497,013
   New Zealand................             --      8,362,677   --          8,362,677
   Norway.....................        357,603     79,228,210   --         79,585,813
   Portugal...................             --      4,356,552   --          4,356,552
   Singapore..................             --    121,071,093   --        121,071,093
   Spain......................      7,109,836    225,898,935   --        233,008,771
   Sweden.....................     11,835,374    278,223,070   --        290,058,444
   Switzerland................     95,652,709    802,038,736   --        897,691,445
   United Kingdom.............    996,076,624    656,967,762   --      1,653,044,386
Preferred Stocks
   Germany....................             --     23,776,865   --         23,776,865
Rights/Warrants
   France.....................             --        380,071   --            380,071
   Spain......................             --        688,352   --            688,352
Securities Lending Collateral.             --    702,512,962   --        702,512,962
                               -------------- --------------   --    ---------------
TOTAL......................... $2,204,138,599 $8,198,871,757   --    $10,403,010,356
                               ============== ==============   ==    ===============

                                     1702

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (88.8%)
Consumer Discretionary -- (18.2%)
#   Accordia Golf Co., Ltd.................................. 620,300 $7,737,733
#   Adastria Holdings Co., Ltd..............................  93,320  2,108,338
#   Aeon Fantasy Co., Ltd...................................  57,832    777,976
#*  AGORA Hospitality Group Co., Ltd........................ 348,000    147,044
    Ahresty Corp............................................ 124,900  1,090,181
*   Aigan Co., Ltd..........................................  96,200    259,525
#   Aisan Industry Co., Ltd................................. 170,000  1,396,347
    Akebono Brake Industry Co., Ltd......................... 301,800  1,460,152
#   Alpen Co., Ltd..........................................  98,000  1,640,698
    Alpha Corp..............................................  30,400    308,633
    Alpine Electronics, Inc................................. 272,000  4,284,809
    Amiyaki Tei Co., Ltd....................................  24,500    892,894
    Amuse, Inc..............................................  34,099    728,367
*   Anrakutei Co., Ltd......................................  22,000     86,060
    AOI Pro, Inc............................................  39,200    261,531
    AOKI Holdings, Inc...................................... 263,700  3,449,358
    Aoyama Trading Co., Ltd................................. 315,900  8,049,793
    Arata Corp..............................................  91,000    298,474
    Arcland Sakamoto Co., Ltd...............................  81,500  1,804,949
    Asahi Broadcasting Corp.................................  28,200    172,804
#   Asahi Co., Ltd..........................................  93,600  1,253,798
#   Asatsu-DK, Inc.......................................... 175,600  4,488,383
#*  Ashimori Industry Co., Ltd.............................. 319,000    670,998
#   ASKUL Corp..............................................  46,600  1,286,093
#   Atom Corp...............................................  50,900    294,977
#   Atsugi Co., Ltd......................................... 858,000    893,916
    Autobacs Seven Co., Ltd................................. 390,300  6,386,320
    Avex Group Holdings, Inc................................ 210,700  3,597,769
    Belluna Co., Ltd........................................ 195,500    948,510
    Best Denki Co., Ltd..................................... 396,500    550,688
#   Bic Camera, Inc......................................... 497,600  4,313,658
    Bookoff Corp............................................  55,900    439,182
    BRONCO BILLY Co., Ltd...................................   5,000    182,342
    Calsonic Kansei Corp.................................... 953,000  6,267,816
#   Can Do Co., Ltd.........................................  65,300  1,041,428
#   Central Sports Co., Ltd.................................  27,700    443,286
    CHIMNEY Co., Ltd........................................  12,000    245,348
#   Chiyoda Co., Ltd........................................ 143,200  3,165,315
    Chofu Seisakusho Co., Ltd...............................  88,800  2,287,641
    Chori Co., Ltd..........................................  73,900    933,857
    Chuo Spring Co., Ltd.................................... 202,000    616,410
#*  Clarion Co., Ltd........................................ 708,000  2,819,938
    Cleanup Corp............................................ 133,500  1,224,366
#   Colowide Co., Ltd....................................... 276,900  3,656,493
#   COOKPAD, Inc............................................  79,000  2,228,131
    Corona Corp.............................................  80,400    918,629
#   Cross Plus, Inc.........................................  22,000    167,165
#   DA Consortium, Inc...................................... 117,200    577,541
    Daido Metal Co., Ltd.................................... 190,000  2,588,049
#   Daidoh, Ltd............................................. 126,100    672,501
#*  Daiei, Inc. (The)....................................... 704,000  2,016,912

                                     1703

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Daiichikosho Co., Ltd.................................   149,300 $4,428,798
    Daikoku Denki Co., Ltd................................    41,500    712,958
    Daimaruenawin Co., Ltd................................       400      2,822
    Dainichi Co., Ltd.....................................    54,900    380,521
#   Daisyo Corp...........................................    54,300    733,719
    DCM Holdings Co., Ltd.................................   491,600  3,286,573
#   Descente, Ltd.........................................   240,000  2,084,789
    Doshisha Co., Ltd.....................................   130,300  2,399,626
    Doutor Nichires Holdings Co., Ltd.....................   173,686  2,918,688
#   Dunlop Sports Co., Ltd................................    77,500    909,527
    Dynic Corp............................................   174,000    289,882
    Eagle Industry Co., Ltd...............................   150,200  2,744,319
#   EDION Corp............................................   528,800  3,496,198
    Exedy Corp............................................   179,600  5,302,285
    F T Communications Co., Ltd...........................     4,900    112,669
    F-Tech, Inc...........................................    26,200    342,635
#   FCC Co., Ltd..........................................   197,400  3,540,411
    Fields Corp...........................................    84,800  1,195,853
    Fine Sinter Co., Ltd..................................    49,000    163,226
    First Juken Co., Ltd..................................     8,900    116,630
    Foster Electric Co., Ltd..............................   129,400  1,708,270
#   France Bed Holdings Co., Ltd..........................   702,000  1,278,468
#   Fuji Co., Ltd.........................................   105,600  2,118,520
    Fuji Corp., Ltd.......................................   129,800    771,116
#   Fuji Kiko Co., Ltd....................................   148,000    670,650
#   Fuji Kyuko Co., Ltd...................................    83,000    901,673
    Fuji Oozx, Inc........................................     6,000     27,926
#   Fujibo Holdings, Inc..................................   763,000  2,097,332
#   Fujikura Rubber, Ltd..................................    36,000    302,621
    Fujishoji Co., Ltd....................................     4,900     62,770
#   Fujita Kanko, Inc.....................................    44,000    159,014
#   Fujitsu General, Ltd..................................   369,000  5,093,572
    FuKoKu Co., Ltd.......................................    33,200    312,856
#   Funai Electric Co., Ltd...............................    84,200    872,203
#   Furukawa Battery Co., Ltd. (The)......................    98,000    638,633
    Futaba Industrial Co., Ltd............................   315,800  1,775,130
    G-7 Holdings, Inc.....................................    29,200    283,752
    G-Tekt Corp...........................................    91,600    975,000
#   Gakken Holdings Co., Ltd..............................   322,000    883,215
#   Genki Sushi Co., Ltd..................................    26,900    515,250
#   Geo Holdings Corp.....................................   184,700  1,567,635
#   GLOBERIDE, Inc........................................   620,000    797,224
    Goldwin, Inc..........................................   188,000    811,331
#   Gourmet Kineya Co., Ltd...............................    87,000    730,256
#   GSI Creos Corp........................................   304,000    414,548
    Gulliver International Co., Ltd.......................   379,700  3,481,195
    Gunze, Ltd............................................ 1,111,000  3,032,129
    H-One Co., Ltd........................................    69,500    505,359
#   H2O Retailing Corp....................................   907,610  7,519,831
#   Hagihara Industries, Inc..............................    16,700    250,995
    Hakuyosha Co., Ltd....................................    65,000    152,145
#   Happinet Corp.........................................    96,500  1,686,809
    Hard Off Corp. Co., Ltd...............................    49,700    423,261

                                     1704

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Haruyama Trading Co., Ltd.............................    47,900 $  332,844
    Heiwa Corp............................................    78,200  1,842,037
    HI-LEX Corp...........................................    62,900  1,728,000
#   Hiday Hidaka Corp.....................................    60,564  1,383,834
    Higashi Nihon House Co., Ltd..........................   226,700  1,134,560
#   Himaraya Co., Ltd.....................................    35,900    371,242
#   Hiramatsu, Inc........................................   151,200    961,482
    HIS Co., Ltd..........................................   203,600  6,392,656
#   Honeys Co., Ltd.......................................    92,940    952,954
#   Hoosiers Holdings Co., Ltd............................   153,500    715,161
#   Ichibanya Co., Ltd....................................    44,900  1,947,225
#   Ichikoh Industries, Ltd...............................   294,000    515,870
*   IJT Technology Holdings Co., Ltd......................   128,280    525,856
#   Ikyu Corp.............................................    64,400    845,383
#   Imasen Electric Industrial............................    83,400  1,176,602
    Imperial Hotel, Ltd...................................    14,200    317,549
    Intage Holdings, Inc..................................    78,500  1,138,735
*   Izuhakone Railway Co., Ltd............................       300         --
*   Izutsuya Co., Ltd.....................................   555,000    389,443
*   Janome Sewing Machine Co., Ltd........................   868,000    777,634
    Japan Vilene Co., Ltd.................................   154,000    858,324
#   Japan Wool Textile Co., Ltd. (The)....................   340,000  2,649,477
#   Jin Co., Ltd..........................................    78,200  2,329,648
#   Joban Kosan Co., Ltd..................................   270,000    417,918
#   Joshin Denki Co., Ltd.................................   209,000  1,973,781
#   JP-Holdings, Inc......................................   213,500    863,600
*   JVC Kenwood Corp......................................   918,530  2,089,693
#   K's Holdings Corp.....................................    59,800  1,709,642
#   Kadokawa Corp.........................................   113,300  3,172,204
    Kasai Kogyo Co., Ltd..................................   141,000  1,031,558
#   Kawai Musical Instruments Manufacturing Co., Ltd......   446,000    883,427
    Keihin Corp...........................................   260,200  3,990,366
#   Keiyo Co., Ltd........................................   181,300    864,840
    KFC Holdings Japan, Ltd...............................    77,000  1,609,620
#*  Kintetsu Department Store Co., Ltd....................    57,000    214,347
#   Kinugawa Rubber Industrial Co., Ltd...................   273,000  1,461,078
    Kitamura Co., Ltd.....................................     2,000     13,415
*   KNT-CT Holdings Co., Ltd..............................   541,000    986,766
#   Kohnan Shoji Co., Ltd.................................   194,000  2,006,380
*   Kojima Co., Ltd.......................................   149,700    466,182
    Komatsu Seiren Co., Ltd...............................   146,000    812,049
    Komeri Co., Ltd.......................................   183,300  4,283,223
#   Konaka Co., Ltd.......................................   122,960    862,419
#   Koshidaka Holdings Co., Ltd...........................    21,700    857,531
    Kourakuen Corp........................................     2,700     35,841
    KU Holdings Co., Ltd..................................   136,400    828,440
    Kura Corp.............................................    68,100  1,806,360
    Kurabo Industries, Ltd................................ 1,301,000  2,308,426
    Kuraudia Co., Ltd.....................................     5,700     72,640
    KYB Co., Ltd.......................................... 1,012,000  4,593,347
#   Kyoritsu Maintenance Co., Ltd.........................    61,060  2,737,361
    Kyoto Kimono Yuzen Co., Ltd...........................    64,400    633,684
    LEC, Inc..............................................    42,800    456,796

                                     1705

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
#   Look, Inc.............................................   228,000 $  582,156
#   Mamiya-Op Co., Ltd....................................   331,000    723,063
#   Marche Corp...........................................    23,000    191,566
#   Mars Engineering Corp.................................    48,400    981,923
#*  Maruzen CHI Holdings Co., Ltd.........................    29,800     99,397
    Maruzen Co., Ltd......................................    46,000    437,175
    Matsuya Foods Co., Ltd................................    48,200    890,123
    Meiko Network Japan Co., Ltd..........................    96,300  1,230,866
    Meiwa Estate Co., Ltd.................................    56,900    248,973
    Mikuni Corp...........................................   108,000    429,488
    Misawa Homes Co., Ltd.................................   162,300  1,863,732
    Mitsuba Corp..........................................   202,090  3,325,546
    Mitsui Home Co., Ltd..................................   170,000    812,243
#   Mizuno Corp...........................................   564,000  3,381,628
#   Monogatari Corp. (The)................................    25,400    753,886
    MOS Food Services, Inc................................    15,600    336,738
    Mr Max Corp...........................................   119,000    394,447
    Murakami Corp.........................................    11,000    151,375
#   Musashi Seimitsu Industry Co., Ltd....................   128,600  3,141,961
    Nafco Co., Ltd........................................    33,300    571,604
#   Nagawa Co., Ltd.......................................     8,900    236,409
#*  Naigai Co., Ltd....................................... 1,450,000    935,573
    Nakayamafuku Co., Ltd.................................     9,500     74,486
#   Next Co., Ltd.........................................    89,200    665,751
    Nexyz Corp............................................     8,800     67,639
    Nice Holdings, Inc....................................   460,000    978,876
    Nifco, Inc............................................   285,300  9,380,202
    Nihon Eslead Corp.....................................    10,800    104,070
#   Nihon Plast Co., Ltd..................................     3,100     21,508
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    323,913
    Nippon Felt Co., Ltd..................................    67,200    313,563
    Nippon Piston Ring Co., Ltd...........................   500,000  1,077,307
    Nippon Seiki Co., Ltd.................................   246,400  4,841,532
    Nishikawa Rubber Co., Ltd.............................    15,000    257,195
    Nishimatsuya Chain Co., Ltd...........................   299,300  2,393,522
    Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    710,178
#   Nissei Build Kogyo Co., Ltd...........................   297,000    871,183
#   Nissin Kogyo Co., Ltd.................................   214,800  3,864,813
    Nittan Valve Co., Ltd.................................    82,800    271,182
    Ohashi Technica, Inc..................................    22,000    225,314
#   Ohsho Food Service Corp...............................    64,500  2,708,444
    Onward Holdings Co., Ltd..............................   753,000  5,368,520
#   OPT, Inc..............................................    64,900    468,000
    Otsuka Kagu, Ltd......................................    40,700    390,937
    Pacific Industrial Co., Ltd...........................   215,300  1,589,699
#   Pal Co., Ltd..........................................    67,600  1,909,841
    Paltac Corp...........................................   189,534  2,525,103
#   PanaHome Corp.........................................   481,200  3,566,969
    Parco Co., Ltd........................................   103,600    904,247
    Paris Miki Holdings, Inc..............................   164,400    786,126
    PIA Corp..............................................     1,300     22,922
    Piolax, Inc...........................................    57,900  2,236,216
*   Pioneer Corp.......................................... 1,903,400  5,092,896

                                     1706

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Plenus Co., Ltd......................................... 126,000 $2,938,114
    Press Kogyo Co., Ltd.................................... 578,000  2,199,436
#   Pressance Corp..........................................  35,400  1,036,831
#   Proto Corp..............................................  61,600    888,212
    Renaissance, Inc........................................  45,700    422,713
#*  Renown, Inc............................................. 326,600    380,185
    Resort Solution Co., Ltd................................ 180,000    404,488
    Resorttrust, Inc........................................ 401,216  8,286,456
    Rhythm Watch Co., Ltd................................... 658,000  1,043,482
#   Riberesute Corp.........................................  12,700     79,890
#   Right On Co., Ltd.......................................  87,525    605,211
    Riken Corp.............................................. 518,000  2,326,389
#   Ringer Hut Co., Ltd.....................................  23,900    391,675
    Round One Corp.......................................... 446,000  2,594,927
    Royal Holdings Co., Ltd................................. 163,100  2,669,528
    Sagami Chain Co., Ltd...................................  11,000    104,819
#   Saizeriya Co., Ltd...................................... 166,500  2,236,319
#   Sakai Ovex Co., Ltd..................................... 321,000    517,412
    San Holdings, Inc.......................................  14,000    190,500
    Sanden Corp............................................. 667,000  3,744,169
    Sanei Architecture Planning Co., Ltd....................  43,300    368,346
#   Sangetsu Co., Ltd....................................... 170,725  4,492,444
#   Sanko Marketing Foods Co., Ltd..........................  30,400    268,008
    Sankyo Seiko Co., Ltd................................... 188,700    751,176
    Sanoh Industrial Co., Ltd............................... 140,500    982,179
    Sanyo Electric Railway Co., Ltd......................... 124,000    552,406
    Sanyo Housing Nagoya Co., Ltd...........................  51,800    518,815
    Sanyo Shokai, Ltd....................................... 678,000  1,558,227
    Sato Restaurant Systems Co., Ltd........................  12,800    106,644
    Scroll Corp............................................. 152,100    399,657
    Seiko Holdings Corp..................................... 954,407  3,733,845
    Seiren Co., Ltd......................................... 296,700  2,649,302
#   Senshukai Co., Ltd...................................... 185,200  1,560,274
#   Septeni Holdings Co., Ltd...............................  78,600    954,093
#   Seria Co., Ltd.......................................... 101,900  4,429,735
#   Shidax Corp.............................................  85,200    419,156
#   Shikibo, Ltd............................................ 802,000    923,705
    Shimachu Co., Ltd....................................... 273,900  6,350,526
    Shimojima Co., Ltd......................................  23,800    244,660
    Shiroki Corp............................................ 285,000    589,927
    Shobunsha Publications, Inc............................. 279,800  1,759,525
    Shochiku Co., Ltd....................................... 107,000  1,006,910
    Showa Corp.............................................. 320,400  3,569,090
#   SKY Perfect JSAT Holdings, Inc.......................... 892,200  5,290,603
    SNT Corp................................................ 110,200    475,093
    Soft99 Corp.............................................  70,600    451,494
    Sotoh Co., Ltd..........................................  49,700    463,652
    SPK Corp................................................  17,200    320,896
    St Marc Holdings Co., Ltd...............................  48,200  2,628,927
#   Starbucks Coffee Japan, Ltd............................. 152,100  1,746,591
    Starts Corp., Inc....................................... 116,900  1,923,220
    Step Co., Ltd...........................................  39,200    306,560
#   Studio Alice Co., Ltd...................................  63,100    881,626

                                     1707

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Suminoe Textile Co., Ltd..............................   342,000 $1,208,104
    Sumitomo Forestry Co., Ltd............................   268,366  3,161,305
    Suncall Corp..........................................    28,000    172,832
    T RAD Co., Ltd........................................   408,000  1,136,608
#   T-Gaia Corp...........................................    82,900    768,978
#   Tachi-S Co., Ltd......................................   167,540  2,815,827
    Tachikawa Corp........................................    50,800    349,029
    Taiho Kogyo Co., Ltd..................................    99,400  1,089,013
    Takamatsu Construction Group Co., Ltd.................    90,500  1,530,672
    Take And Give Needs Co., Ltd..........................    54,770    647,738
    Takihyo Co., Ltd......................................    76,000    312,580
#   Tama Home Co., Ltd....................................    49,600    320,894
#   Tamron Co., Ltd.......................................   111,400  2,497,246
#   TBK Co., Ltd..........................................   119,000    602,819
*   Ten Allied Co., Ltd...................................    50,000    165,967
    Tigers Polymer Corp...................................    59,000    323,988
#   Toa Corp..............................................   116,700  1,444,750
#   Toabo Corp............................................   529,000    377,920
#   Toei Animation Co., Ltd...............................    22,500    629,562
    Toei Co., Ltd.........................................   416,000  2,199,532
    Tohokushinsha Film Corp...............................    24,300    184,452
#   Tokai Rika Co., Ltd...................................   295,500  6,166,413
    Tokai Rubber Industries, Ltd..........................   225,500  2,228,062
#   Token Corp............................................    47,750  2,205,582
    Tokyo Derica Co., Ltd.................................    42,700    810,310
    Tokyo Dome Corp....................................... 1,200,200  5,638,223
#   Tokyo Individualized Educational Institute, Inc.......    20,700     82,631
    Tokyo Soir Co., Ltd...................................     9,000     22,315
#   Tokyu Recreation Co., Ltd.............................    79,000    485,758
#   Tomy Co., Ltd.........................................   385,193  2,000,931
    Topre Corp............................................   214,500  3,034,182
#   Toridoll.corp.........................................   115,500    966,042
#   Tosho Co., Ltd........................................    42,100    828,894
#   Toyo Tire & Rubber Co., Ltd...........................   337,500  6,128,096
#   TPR Co., Ltd..........................................   123,300  2,886,916
#   TSI Holdings Co., Ltd.................................   516,595  3,795,049
#   Tsukada Global Holdings, Inc..........................    96,700    673,199
    Tsukamoto Corp. Co., Ltd..............................   190,000    246,830
    Tsutsumi Jewelry Co., Ltd.............................    49,300  1,259,210
    Tv Tokyo Holdings Corp................................    34,800    589,275
    Tyo, Inc..............................................   313,000    528,258
#   U-Shin, Ltd...........................................   148,800    872,650
#   Unipres Corp..........................................   225,600  4,874,129
    United Arrows, Ltd....................................   130,000  5,091,211
#*  Unitika, Ltd.......................................... 1,596,000    709,590
#   Universal Entertainment Corp..........................    66,800  1,161,424
#*  Usen Corp.............................................   688,180  2,710,236
#   Village Vanguard Co., Ltd.............................    25,800    328,983
#   VT Holdings Co., Ltd..................................   469,900  2,519,618
    Wacoal Holdings Corp..................................   532,000  5,619,850
#   Watabe Wedding Corp...................................    43,000    240,150
#   WATAMI Co., Ltd.......................................   138,100  1,865,508
#   West Holdings Corp....................................    99,600  1,434,014

                                     1708

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Workman Co., Ltd......................................     300 $     14,762
    Wowow, Inc............................................  28,300    1,181,045
    Xebio Co., Ltd........................................ 146,600    2,620,040
    Yachiyo Industry Co., Ltd.............................   8,800       57,997
    Yamato International, Inc.............................  20,400       91,239
    Yellow Hat, Ltd.......................................  95,400    2,092,362
    Yomiuri Land Co., Ltd................................. 215,000      992,932
    Yondoshi Holdings, Inc................................ 112,920    2,457,238
    Yonex Co., Ltd........................................  40,000      303,095
    Yorozu Corp...........................................  92,300    1,961,911
#   Yoshinoya Holdings Co., Ltd...........................  44,700      605,431
    Yutaka Giken Co., Ltd.................................   2,000       45,791
#   Zenrin Co., Ltd....................................... 153,900    1,797,006
#   Zensho Holdings Co., Ltd.............................. 578,100    5,800,412
#   Zojirushi Corp........................................  92,000      426,435
                                                                   ------------
Total Consumer Discretionary..............................          517,306,539
                                                                   ------------
Consumer Staples -- (7.9%)
    Aderans Co., Ltd...................................... 102,200    1,498,825
    Aeon Hokkaido Corp.................................... 339,700    2,030,425
#   Ain Pharmaciez, Inc...................................  71,200    3,315,516
    Arcs Co., Ltd......................................... 190,900    4,032,738
    Ariake Japan Co., Ltd................................. 102,000    2,584,853
#   Artnature, Inc........................................  41,200    1,208,037
    Axial Retailing, Inc..................................  70,700    1,233,468
    Belc Co., Ltd.........................................  50,100    1,386,648
    Cawachi, Ltd..........................................  89,600    1,619,995
    Chubu Shiryo Co., Ltd................................. 110,700      725,193
#   Chuo Gyorui Co., Ltd..................................  93,000      221,468
    Cocokara fine, Inc....................................  89,360    2,444,093
    CREATE SD HOLDINGS Co., Ltd...........................  41,200    1,497,008
#   Daikokutenbussan Co., Ltd.............................  32,600      935,860
#   Dr Ci:Labo Co., Ltd...................................  83,700    2,942,655
#   Dydo Drinco, Inc......................................  49,800    2,199,024
    Ezaki Glico Co., Ltd.................................. 379,000    7,037,919
#   Fancl Corp............................................ 232,200    2,843,761
#*  First Baking Co., Ltd................................. 183,000      224,752
#   Fuji Oil Co., Ltd..................................... 367,600    5,873,450
    Fujicco Co., Ltd...................................... 117,600    1,478,986
#   Fujiya Co., Ltd....................................... 240,000      460,388
    Hagoromo Foods Corp...................................  39,000      408,293
    Heiwado Co., Ltd...................................... 176,800    2,902,732
#   Hokkaido Coca-Cola Bottling Co., Ltd..................  87,000      435,242
#   Hokuto Corp........................................... 130,400    2,473,665
#   House Foods Group, Inc................................ 195,000    3,515,743
    Inageya Co., Ltd...................................... 172,800    1,802,970
    Itochu-Shokuhin Co., Ltd..............................  27,400      954,989
    Itoham Foods, Inc..................................... 960,800    4,224,108
    Iwatsuka Confectionery Co., Ltd.......................     300       14,814
#   J-Oil Mills, Inc...................................... 519,000    1,648,695
#   Kagome Co., Ltd.......................................  66,600    1,115,018
#   Kakiyasu Honten Co., Ltd..............................  16,600      256,103
    Kameda Seika Co., Ltd.................................  73,500    2,398,354

                                     1709

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Kansai Super Market, Ltd..............................    16,700 $  138,603
#   Kasumi Co., Ltd.......................................   236,300  1,834,035
    Kato Sangyo Co., Ltd..................................   113,200  2,516,468
    Kenko Mayonnaise Co., Ltd.............................    39,800    418,063
    Key Coffee, Inc.......................................   101,600  1,615,143
    Kirindo Co., Ltd......................................    28,300    193,259
#   Kose Corp.............................................   109,000  4,533,819
    Kotobuki Spirits Co., Ltd.............................    25,400    575,162
    Kusuri No Aoki Co., Ltd...............................    50,200  1,712,963
    Kyodo Shiryo Co., Ltd.................................   408,000    402,533
#   Kyokuyo Co., Ltd......................................   466,000  1,160,947
#   Life Corp.............................................   183,400  2,854,957
    Lion Corp.............................................   732,000  4,258,747
    Mandom Corp...........................................   121,500  4,447,090
    Marudai Food Co., Ltd.................................   534,000  1,758,738
#   Maruetsu, Inc. (The)..................................   375,000  1,444,407
    Maruha Nichiro Corp...................................   231,507  3,641,184
    Matsumotokiyoshi Holdings Co., Ltd....................   192,700  6,327,857
#   Maxvalu Nishinihon Co., Ltd...........................     2,400     32,164
    Maxvalu Tokai Co., Ltd................................    57,500    787,267
    Medical System Network Co., Ltd.......................    78,200    272,182
    Megmilk Snow Brand Co., Ltd...........................   259,000  3,354,794
    Meito Sangyo Co., Ltd.................................    57,300    669,380
    Milbon Co., Ltd.......................................    62,576  2,141,202
#   Ministop Co., Ltd.....................................    86,700  1,373,900
#   Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,137,516
    Mitsui Sugar Co., Ltd.................................   529,850  2,028,921
    Miyoshi Oil & Fat Co., Ltd............................   375,000    505,344
    Morinaga & Co., Ltd................................... 1,084,000  2,294,291
    Morinaga Milk Industry Co., Ltd....................... 1,066,000  3,821,618
#   Morozoff, Ltd.........................................   143,000    492,327
    Nagatanien Co., Ltd...................................   125,000  1,323,807
    Nakamuraya Co., Ltd...................................   189,000    781,001
    Natori Co., Ltd.......................................    20,300    221,140
    Nichimo Co., Ltd......................................   170,000    295,161
    Nichirei Corp......................................... 1,438,000  6,820,649
#   Nihon Chouzai Co., Ltd................................    10,180    265,987
    Niitaka Co., Ltd......................................     7,260     75,172
    Nippon Beet Sugar Manufacturing Co., Ltd..............   619,000  1,163,204
    Nippon Flour Mills Co., Ltd...........................   668,000  3,378,382
#   Nippon Formula Feed Manufacturing Co., Ltd............   477,000    532,415
*   Nippon Suisan Kaisha, Ltd............................. 1,356,000  3,905,640
#   Nisshin Oillio Group, Ltd. (The)......................   661,000  2,225,380
    Nissin Sugar Co., Ltd.................................    20,000    456,331
    Nitto Fuji Flour Milling Co., Ltd.....................    64,000    194,145
    Noevir Holdings Co., Ltd..............................    83,900  1,787,464
    Oenon Holdings, Inc...................................   316,000    751,120
#   OIE Sangyo Co., Ltd...................................    20,900    166,748
    Okuwa Co., Ltd........................................   120,000  1,141,778
    Olympic Group Corp....................................    64,900    664,262
    OUG Holdings, Inc.....................................    29,000     64,087
#   Pigeon Corp...........................................   163,400  9,386,526
    Prima Meat Packers, Ltd...............................   874,000  2,261,799

                                     1710

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
    Qol Co., Ltd........................................    54,100 $    314,302
    Riken Vitamin Co., Ltd..............................    79,200    2,023,955
    Rock Field Co., Ltd.................................    56,700    1,038,465
#   Rokko Butter Co., Ltd...............................    33,200      287,145
    S Foods, Inc........................................    77,762    1,221,969
#   S&B Foods, Inc......................................       499       19,053
#   Sakata Seed Corp....................................   177,600    2,403,515
#   San-A Co., Ltd......................................    93,200    3,024,307
    Sapporo Holdings, Ltd............................... 1,915,000    8,225,845
#   Shoei Foods Corp....................................    44,000      359,610
    Showa Sangyo Co., Ltd...............................   524,000    1,927,876
    Sogo Medical Co., Ltd...............................    28,400    1,382,568
    ST Corp.............................................    78,900      766,543
#   Starzen Co., Ltd....................................   328,000      945,963
    Takara Holdings, Inc................................   702,500    6,456,375
#   Tobu Store Co., Ltd.................................   205,000      560,613
#   Toho Co., Ltd.......................................   194,000      707,315
#   Tohto Suisan Co., Ltd...............................   167,000      304,502
    Torigoe Co., Ltd. (The).............................    86,600      588,638
    Toyo Sugar Refining Co., Ltd........................   157,000      151,887
    UNY Group Holdings Co., Ltd......................... 1,263,200    7,509,176
    Uoriki Co., Ltd.....................................     2,400       38,555
    Valor Co., Ltd......................................   201,400    3,282,101
    Warabeya Nichiyo Co., Ltd...........................    80,760    1,611,467
#   Welcia Holdings Co., Ltd............................    56,900    3,643,278
    Yaizu Suisankagaku Industry Co., Ltd................    44,800      418,876
    Yamatane Corp.......................................   535,000      914,649
#   Yamaya Corp.........................................    22,800      399,563
    Yaoko Co., Ltd......................................    49,600    2,797,718
    Yokohama Reito Co., Ltd.............................   241,200    2,031,060
    Yomeishu Seizo Co., Ltd.............................   100,000      919,924
    Yuasa Funashoku Co., Ltd............................   112,000      299,768
    Yutaka Foods Corp...................................     6,000      107,890
                                                                   ------------
Total Consumer Staples..................................            224,237,338
                                                                   ------------
Energy -- (1.0%)
#   BP Castrol K.K......................................    66,500      432,653
#   Cosmo Oil Co., Ltd.................................. 2,919,000    5,851,242
    Fuji Kosan Co., Ltd.................................    33,100      209,263
#   Fuji Oil Co., Ltd...................................   293,100    1,008,328
    Itochu Enex Co., Ltd................................   311,000    2,262,365
#   Japan Drilling Co., Ltd.............................    31,400    1,593,296
    Japan Oil Transportation Co., Ltd...................    84,000      185,617
    Kyoei Tanker Co., Ltd...............................   111,000      226,265
    Mitsuuroko Group Holdings Co., Ltd..................   195,800    1,093,705
    Nippon Coke & Engineering Co., Ltd.................. 1,410,500    1,589,019
#   Nippon Gas Co., Ltd.................................   168,500    3,947,335
    Nippon Seiro Co., Ltd...............................    64,000      158,553
#   Sala Corp...........................................   128,500      725,131
    San-Ai Oil Co., Ltd.................................   314,000    2,385,122
#   Shinko Plantech Co., Ltd............................   231,200    1,740,010
#   Sinanen Co., Ltd....................................   268,000    1,120,868
    Toa Oil Co., Ltd....................................   427,000      713,511

                                     1711

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
#   Toyo Kanetsu K.K.....................................   642,000 $ 1,594,088
                                                                    -----------
Total Energy.............................................            26,836,371
                                                                    -----------
Financials -- (9.7%)
    77 Bank, Ltd. (The)..................................   589,000   3,066,722
    Aichi Bank, Ltd. (The)...............................    54,200   2,657,203
    Airport Facilities Co., Ltd..........................   136,670     911,126
    Aizawa Securities Co., Ltd...........................   179,600     909,469
    Akita Bank, Ltd. (The)............................... 1,120,400   3,158,964
    Anabuki Kosan, Inc...................................    14,000      43,387
#   Aomori Bank, Ltd. (The).............................. 1,136,000   3,276,022
    Asax Co., Ltd........................................     1,700      21,171
    Awa Bank, Ltd. (The)................................. 1,112,000   6,304,560
#   Bank of Iwate, Ltd. (The)............................   105,100   4,824,997
    Bank of Kochi, Ltd. (The)............................   178,000     239,574
    Bank of Nagoya, Ltd. (The)...........................   981,297   3,735,620
#   Bank of Okinawa, Ltd. (The)..........................   110,300   4,711,540
    Bank of Saga, Ltd. (The).............................   771,000   1,771,207
#   Bank of the Ryukyus, Ltd.............................   228,480   3,352,995
    Chiba Kogyo Bank, Ltd. (The).........................   230,600   1,742,520
    Chukyo Bank, Ltd. (The)..............................   676,000   1,199,108
    Daibiru Corp.........................................   311,100   3,432,925
    Daiichi Commodities Co., Ltd.........................    13,700      62,355
    Daiko Clearing Services Corp.........................    43,000     269,044
#   Daikyo, Inc.......................................... 1,959,000   4,120,699
    Daisan Bank, Ltd. (The)..............................   750,000   1,309,938
    Daishi Bank, Ltd. (The).............................. 2,038,000   7,493,863
    Daito Bank, Ltd. (The)...............................   898,000   1,102,363
#   Ehime Bank, Ltd. (The)...............................   815,000   1,918,710
    Eighteenth Bank, Ltd. (The).......................... 1,099,000   2,891,060
#   FIDEA Holdings Co., Ltd..............................   578,000   1,213,875
#   Financial Products Group Co., Ltd....................   118,800   1,086,037
    Fukui Bank, Ltd. (The)............................... 1,205,000   2,844,933
    Fukushima Bank, Ltd. (The)........................... 1,368,000   1,148,084
    Fuyo General Lease Co., Ltd..........................    84,100   3,377,318
#   GCA Savvian Corp.....................................    87,900     725,977
    Goldcrest Co., Ltd...................................   102,890   2,051,233
    Grandy House Corp....................................    11,000      36,182
    Heiwa Real Estate Co., Ltd...........................   252,000   3,973,068
    Higashi-Nippon Bank, Ltd. (The)......................   840,000   2,232,284
    Higo Bank, Ltd. (The)................................ 1,057,000   5,650,271
    Hokkoku Bank, Ltd. (The)............................. 1,648,000   5,544,227
    Hokuetsu Bank, Ltd. (The)............................ 1,206,000   2,459,695
    Hyakugo Bank, Ltd. (The)............................. 1,448,609   5,810,473
    Hyakujushi Bank, Ltd. (The).......................... 1,507,000   5,303,115
    IBJ Leasing Co., Ltd.................................    64,900   1,733,116
    Ichiyoshi Securities Co., Ltd........................   134,000   1,648,842
    IwaiCosmo Holdings, Inc..............................   112,200   1,124,338
    Jimoto Holdings, Inc.................................   235,200     495,606
#   Jowa Holdings Co., Ltd...............................    46,300   1,815,160
    Juroku Bank, Ltd. (The).............................. 1,992,000   7,356,241
#   kabu.com Securities Co., Ltd.........................   460,000   2,139,902
#   Kabuki-Za Co., Ltd...................................    39,000   1,886,415

                                     1712

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
    Kagoshima Bank, Ltd. (The)............................   926,000 $6,091,851
    Kansai Urban Banking Corp............................. 1,243,000  1,471,376
    Keihanshin Building Co., Ltd..........................   171,000    926,653
    Keiyo Bank, Ltd. (The)................................ 1,237,000  6,234,063
    Kita-Nippon Bank, Ltd. (The)..........................    50,006  1,234,423
    Kiyo Bank, Ltd. (The).................................   382,290  5,232,726
#   Kosei Securities Co., Ltd. (The)......................    11,000     22,686
#   Kyokuto Securities Co., Ltd...........................    93,700  1,597,611
    Land Business Co., Ltd................................    59,500    282,115
#*  Leopalace21 Corp...................................... 1,413,900  6,294,456
    Marusan Securities Co., Ltd...........................   385,500  2,909,661
#   Michinoku Bank, Ltd. (The)............................   795,000  1,673,452
    Mie Bank, Ltd. (The)..................................   440,000  1,008,017
    Minato Bank, Ltd. (The)............................... 1,076,000  2,009,893
    Mito Securities Co., Ltd..............................   309,800  1,131,066
    Miyazaki Bank, Ltd. (The).............................   944,000  3,158,362
#   Monex Group, Inc...................................... 1,097,000  3,524,208
#   Money Partners Group Co., Ltd.........................    52,400    121,681
    Musashino Bank, Ltd. (The)............................   196,000  6,680,255
#   Nagano Bank, Ltd. (The)...............................   496,000    928,342
    Nanto Bank, Ltd. (The)................................   955,000  3,936,369
*   New Real Property K.K.................................    43,900         --
#   Nisshin Fudosan Co....................................   211,000    839,895
    North Pacific Bank, Ltd............................... 1,612,300  6,587,548
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 2,012,000  5,524,629
    Oita Bank, Ltd. (The).................................   973,900  3,534,855
#   Okasan Securities Group, Inc..........................   212,000  1,551,400
    Relo Holdings, Inc....................................    59,400  4,030,365
    Ricoh Leasing Co., Ltd................................    99,100  2,865,693
    SAMTY Co., Ltd........................................    53,800    341,407
    San-In Godo Bank, Ltd. (The)..........................   961,000  6,837,898
    Sankyo Frontier Co., Ltd..............................     2,000     15,404
#   Sawada Holdings Co., Ltd..............................   132,700  1,003,708
    Senshu Ikeda Holdings, Inc............................ 1,124,800  5,732,701
    Shiga Bank, Ltd. (The)................................ 1,007,000  5,963,353
    Shikoku Bank, Ltd. (The).............................. 1,073,000  2,391,591
    Shimane Bank, Ltd. (The)..............................    15,600    199,518
    Shimizu Bank, Ltd. (The)..............................    46,300  1,224,536
#   Sparx Group Co., Ltd..................................   225,900    498,086
    Sumitomo Real Estate Sales Co., Ltd...................    82,760  2,399,669
#   Sun Frontier Fudousan Co., Ltd........................   133,700  1,504,157
    Taiko Bank, Ltd. (The)................................   189,000    412,940
    Takagi Securities Co., Ltd............................   231,000    572,680
    Takara Leben Co., Ltd.................................   287,500    972,073
#   TOC Co., Ltd..........................................   435,250  3,069,373
    Tochigi Bank, Ltd. (The)..............................   745,000  3,081,638
    Toho Bank, Ltd. (The)................................. 1,306,200  4,667,906
    Tohoku Bank, Ltd. (The)...............................   541,000    789,165
#   Tokyo Rakutenchi Co., Ltd.............................   218,000  1,039,837
    Tokyo Theatres Co., Inc...............................   409,000    580,513
#   Tokyo Tomin Bank, Ltd. (The)..........................   204,700  2,420,682
    Tomato Bank, Ltd......................................   476,000    819,535
    TOMONY Holdings, Inc..................................   868,050  3,555,761

                                     1713

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
#   Tosei Corp..........................................   173,100 $  1,147,735
    Tottori Bank, Ltd. (The)............................   332,000      688,178
    Towa Bank, Ltd. (The)............................... 1,623,000    1,597,444
    Toyo Securities Co., Ltd............................   431,000    1,196,349
    Tsukuba Bank, Ltd...................................   467,900    1,587,247
#   Yachiyo Bank, Ltd. (The)............................    76,800    2,446,166
#   Yamagata Bank, Ltd. (The)...........................   819,500    3,972,019
    Yamanashi Chuo Bank, Ltd. (The).....................   947,000    4,245,070
                                                                   ------------
Total Financials........................................            274,561,524
                                                                   ------------
Health Care -- (4.6%)
    As One Corp.........................................    77,768    2,332,905
    Asahi Intecc Co., Ltd...............................    87,100    3,612,336
    ASKA Pharmaceutical Co., Ltd........................   132,800    1,436,156
    Biofermin Pharmaceutical Co., Ltd...................     9,800      252,930
    BML, Inc............................................    69,700    2,783,181
#   CMIC Holdings Co., Ltd..............................    66,500    1,251,649
    Create Medic Co., Ltd...............................    28,000      268,461
#   Daiken Medical Co., Ltd.............................    35,300      678,760
#   Daito Pharmaceutical Co., Ltd.......................    44,100      765,073
    Eiken Chemical Co., Ltd.............................    98,700    1,728,510
#   EPS Corp............................................   169,400    2,262,346
    FALCO HOLDINGS Co., Ltd.............................    38,700      456,826
    Fuji Pharma Co., Ltd................................    37,100      677,310
    Fuso Pharmaceutical Industries, Ltd.................   427,000    1,308,247
    Hogy Medical Co., Ltd...............................    67,400    3,764,227
    Iwaki & Co., Ltd....................................   122,000      263,285
#   Japan Medical Dynamic Marketing, Inc................    44,900      158,095
#   Jeol, Ltd...........................................   412,000    1,779,852
    JMS Co., Ltd........................................   156,000      447,454
    Kaken Pharmaceutical Co., Ltd.......................   427,000    9,540,811
    Kawasumi Laboratories, Inc..........................    67,700      437,086
    Kissei Pharmaceutical Co., Ltd......................    99,000    2,355,432
    KYORIN Holdings, Inc................................   276,000    5,686,853
    Mani, Inc...........................................    23,500    1,333,807
#   Message Co., Ltd....................................    86,600    3,380,271
    Mochida Pharmaceutical Co., Ltd.....................    74,999    5,117,727
    Nagaileben Co., Ltd.................................    58,000    1,169,607
    Nakanishi, Inc......................................    77,500    3,283,113
    Nichi-iko Pharmaceutical Co., Ltd...................   230,450    3,365,251
    Nichii Gakkan Co....................................   260,500    2,223,488
    Nihon Kohden Corp...................................   109,800    5,394,938
#   Nikkiso Co., Ltd....................................   353,600    4,181,296
    Nippon Chemiphar Co., Ltd...........................   180,000      861,228
#   Nippon Shinyaku Co., Ltd............................   269,000    7,680,922
#   Nipro Corp..........................................   604,900    5,176,714
    Nissui Pharmaceutical Co., Ltd......................    70,500      824,415
    Paramount Bed Holdings Co., Ltd.....................   114,500    3,413,393
    Psc, Inc............................................    20,800      771,879
#   Rion Co., Ltd.......................................    35,400      493,366
    Rohto Pharmaceutical Co., Ltd.......................   382,100    5,913,172
    Seed Co., Ltd.......................................       200        2,498
    Seikagaku Corp......................................   179,800    2,151,886

                                     1714

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Health Care -- (Continued)
    Ship Healthcare Holdings, Inc.......................   194,800 $  6,364,312
    Shofu, Inc..........................................    24,800      225,065
    Software Service, Inc...............................    14,100      726,055
    Taiko Pharmaceutical Co., Ltd.......................    55,500      887,709
    Techno Medica Co., Ltd..............................    18,500      422,856
    Toho Holdings Co., Ltd..............................   276,400    5,218,238
    Tokai Corp/Gifu.....................................    47,800    1,389,951
    Torii Pharmaceutical Co., Ltd.......................    65,200    1,946,270
#   Towa Pharmaceutical Co., Ltd........................    57,800    2,209,024
    Tsukui Corp.........................................   186,100    1,714,802
#   Tsumura & Co........................................   125,500    3,017,244
    Uchiyama Holdings Co., Ltd..........................    12,900       85,547
    Vital KSK Holdings, Inc.............................   184,400    1,492,836
#   Wakamoto Pharmaceutical Co., Ltd....................   107,000      264,360
    ZERIA Pharmaceutical Co., Ltd.......................   122,799    3,009,894
                                                                   ------------
Total Health Care.......................................            129,960,919
                                                                   ------------
Industrials -- (26.2%)
#*  A&A Material Corp...................................   127,000      146,229
    Advan Co., Ltd......................................    96,200    1,026,233
    Advanex, Inc........................................   160,000      288,252
    Aeon Delight Co., Ltd...............................    46,900    1,120,331
    Aica Kogyo Co., Ltd.................................   295,100    6,361,562
    Aichi Corp..........................................   172,400      794,586
#   Aida Engineering, Ltd...............................   302,300    2,875,192
    Alinco, Inc.........................................    48,500      564,896
    Alps Logistics Co., Ltd.............................    50,700      542,981
#   Altech Corp.........................................    43,850      487,654
    Anest Iwata Corp....................................   169,000    1,186,187
#*  Arrk Corp...........................................   339,900      519,651
#   Asahi Diamond Industrial Co., Ltd...................   323,500    4,734,269
#   Asahi Kogyosha Co., Ltd.............................   124,000      484,849
#*  Asanuma Corp........................................   501,000      687,433
    Asia Air Survey Co., Ltd............................    20,000       91,823
*   Asia Growth Capital, Ltd............................   353,200      552,572
    Asunaro Aoki Construction Co., Ltd..................   154,000      921,618
    Bando Chemical Industries, Ltd......................   452,000    1,858,797
#   Benefit One, Inc....................................    98,200      854,998
    Bunka Shutter Co., Ltd..............................   284,000    2,423,805
    Career Design Center Co., Ltd.......................     9,700      107,048
    Central Glass Co., Ltd.............................. 1,163,000    4,040,843
    Central Security Patrols Co., Ltd...................    43,700      480,047
    Chiyoda Integre Co., Ltd............................    55,100      805,246
    Chodai Co., Ltd.....................................     3,900       37,482
    Chudenko Corp.......................................   130,500    2,093,170
#   Chugai Ro Co., Ltd..................................   384,000      823,830
    CKD Corp............................................   331,300    2,957,619
#   Cosel Co., Ltd......................................   127,900    1,602,905
    CTI Engineering Co., Ltd............................    63,600      807,913
    Dai-Dan Co., Ltd....................................   156,000      927,388
    Daido Kogyo Co., Ltd................................   171,000      434,207
    Daifuku Co., Ltd....................................   520,700    7,174,904
    Daihatsu Diesel Manufacturing Co., Ltd..............    74,000      465,557

                                     1715

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    Daihen Corp..........................................   586,000 $ 2,565,027
#   Daiho Corp...........................................    48,000     216,145
    Daiichi Jitsugyo Co., Ltd............................   245,000   1,337,815
#   Daiseki Co., Ltd.....................................   208,163   3,706,813
    Daiseki Eco. Solution Co., Ltd.......................     7,200     113,416
#*  Daisue Construction Co., Ltd.........................    10,700     101,152
    Daiwa Industries, Ltd................................   178,000   1,238,927
*   Danto Holdings Corp..................................   165,000     192,847
    Denyo Co., Ltd.......................................    86,100   1,308,333
#   Dijet Industrial Co., Ltd............................    80,000     194,174
    DMG Mori Seiki Co., Ltd..............................   504,000   6,408,095
    DMW Corp.............................................     4,800      83,510
#   Duskin Co., Ltd......................................   251,800   4,595,826
#   Ebara Jitsugyo Co., Ltd..............................    35,500     497,409
    Eidai Co., Ltd.......................................    85,000     404,315
    Emori Group Holdings Co., Ltd........................    40,000     805,623
    en-japan, Inc........................................    57,100   1,255,138
#   Endo Lighting Corp...................................    57,900     789,906
*   Enshu, Ltd...........................................   281,000     351,535
    Freund Corp..........................................     8,800     118,322
#   Fudo Tetra Corp......................................   901,400   1,715,959
    Fujikura, Ltd........................................ 2,042,000  10,099,339
#*  Fujisash Co., Ltd....................................   449,200     667,929
    Fujitec Co., Ltd.....................................   413,200   4,245,630
    Fukuda Corp..........................................   508,000   2,963,602
    Fukushima Industries Corp............................    70,300   1,152,088
#   Fukuyama Transporting Co., Ltd.......................   688,400   3,859,316
#   Funai Soken Holdings, Inc............................   116,600   1,008,701
    Furukawa Co., Ltd.................................... 1,545,000   3,152,344
#   Furukawa Electric Co., Ltd........................... 3,976,000   8,410,339
    Furusato Industries, Ltd.............................    50,600     692,972
    Futaba Corp..........................................   154,300   2,512,149
    Gecoss Corp..........................................   112,400   1,554,532
#   Glory, Ltd...........................................   274,400   9,148,870
    Hamakyorex Co., Ltd..................................    39,500   1,226,358
    Hanwa Co., Ltd....................................... 1,151,000   4,773,248
#   Harmonic Drive Systems, Inc..........................    38,700   1,482,311
#   Hazama Ando Corp.....................................   979,300   6,017,683
#   Hibiya Engineering, Ltd..............................   131,300   2,049,850
    Hisaka Works, Ltd....................................   115,000   1,019,906
#   Hitachi Koki Co., Ltd................................   297,400   2,513,415
    Hitachi Metals Techno, Ltd...........................    56,500     650,207
    Hitachi Transport System, Ltd........................   145,300   2,198,574
#   Hitachi Zosen Corp...................................   957,879   4,984,833
    Hokuetsu Industries Co., Ltd.........................    95,000     740,126
    Hokuriku Electrical Construction Co., Ltd............    64,000     342,473
    Hosokawa Micron Corp.................................   172,000   1,071,429
    Howa Machinery, Ltd..................................    70,500     518,122
    Ichiken Co., Ltd.....................................    87,000     181,152
    Ichinen Holdings Co., Ltd............................   100,300     769,091
    Idec Corp............................................   151,200   1,307,718
    Iino Kaiun Kaisha, Ltd...............................   392,800   2,215,553
#   Inaba Denki Sangyo Co., Ltd..........................   130,700   4,352,736

                                     1716

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Inaba Seisakusho Co., Ltd.............................    58,800 $  821,465
    Inabata & Co., Ltd....................................   317,300  2,992,371
    Inui Steamship Co., Ltd...............................   128,800    405,058
#   Inui Warehouse Co., Ltd...............................    23,600    209,091
#   Iseki & Co., Ltd...................................... 1,003,000  2,522,607
    Ishii Iron Works Co., Ltd.............................    80,000    192,777
*   Ishikawa Seisakusho, Ltd..............................    37,000     42,256
    Itoki Corp............................................   205,900  1,498,263
    Iwasaki Electric Co., Ltd.............................   383,000    942,038
#   Iwatani Corp.......................................... 1,101,000  8,466,264
    Jalux, Inc............................................    40,800    503,168
    Jamco Corp............................................    80,000  1,448,510
    Japan Airport Terminal Co., Ltd.......................    45,700  1,546,948
#   Japan Foundation Engineering Co., Ltd.................   162,500    555,053
    Japan Pulp & Paper Co., Ltd...........................   469,000  1,509,250
#   Japan Steel Works, Ltd. (The)......................... 1,270,000  5,457,296
    Japan Transcity Corp..................................   249,000    884,858
#   JK Holdings Co., Ltd..................................    92,540    500,803
#*  Juki Corp.............................................   743,000  1,713,319
    Kamei Corp............................................   153,000  1,147,201
    Kanaden Corp..........................................   116,000    855,508
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000    964,621
    Kanamoto Co., Ltd.....................................   153,100  6,399,887
    Kandenko Co., Ltd.....................................   594,000  3,225,712
    Kanematsu Corp........................................ 2,253,625  4,032,227
*   Kanematsu-NNK Corp....................................   125,000    182,630
#   Katakura Industries Co., Ltd..........................   134,100  1,728,285
    Kato Works Co., Ltd...................................   296,000  2,102,606
#   KAWADA TECHNOLOGIES, Inc..............................    60,600  3,265,909
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    322,149
    Keihin Co., Ltd.......................................   245,000    392,370
*   KI Holdings Co., Ltd..................................    61,000    341,467
#   King Jim Co., Ltd.....................................    30,400    224,207
*   Kinki Sharyo Co., Ltd. (The)..........................   185,000    571,984
    Kintetsu World Express, Inc...........................    89,700  3,823,650
#   Kitagawa Iron Works Co., Ltd..........................   502,000    888,249
    Kitano Construction Corp..............................   242,000    618,165
    Kitazawa Sangyo Co., Ltd..............................    13,200     23,990
    Kito Corp.............................................    51,100  1,371,424
    Kitz Corp.............................................   508,700  2,934,224
*   Kobe Electric Railway Co., Ltd........................     6,000     20,736
#   Kobelco Eco-Solutions Co., Ltd........................    45,000    201,086
    Koike Sanso Kogyo Co., Ltd............................   149,000    353,544
    Kokusai Co., Ltd......................................    29,600    442,672
    Kokuyo Co., Ltd.......................................   492,325  3,996,929
    KOMAIHALTEC, Inc......................................   213,000    613,245
    Komatsu Wall Industry Co., Ltd........................    48,300  1,195,983
    Komori Corp...........................................   407,800  4,923,990
    Kondotec, Inc.........................................   114,100    757,393
    Kosaido Co., Ltd......................................   275,700  1,135,750
#   KRS Corp..............................................    37,200    377,796
*   Kumagai Gumi Co., Ltd................................. 1,109,000  3,013,991
#   Kuroda Electric Co., Ltd..............................   186,800  3,091,909

                                     1717

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Kyodo Printing Co., Ltd...............................   540,000 $1,996,999
    Kyokuto Boeki Kaisha, Ltd.............................    58,000    126,082
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   210,100  3,134,673
    Kyoritsu Printing Co., Ltd............................    18,800     52,196
    Kyosan Electric Manufacturing Co., Ltd................   278,000    998,430
    Kyowa Exeo Corp.......................................   482,300  6,682,085
    Kyudenko Corp.........................................   225,000  2,057,209
#   Link And Motivation, Inc..............................   192,500    302,248
#*  Lonseal Corp..........................................   116,000    165,686
    Maeda Corp............................................   845,000  7,174,922
#   Maeda Kosen Co., Ltd..................................    82,900    988,369
    Maeda Road Construction Co., Ltd......................   360,000  6,265,813
    Maezawa Industries, Inc...............................    35,700    124,229
    Maezawa Kasei Industries Co., Ltd.....................    50,700    532,274
    Maezawa Kyuso Industries Co., Ltd.....................    52,800    680,400
#   Makino Milling Machine Co., Ltd.......................   576,000  4,664,323
    Marubeni Construction Material Lease Co., Ltd.........    75,000    189,970
    Marufuji Sheet Piling Co., Ltd........................     7,000     29,818
    Maruka Machinery Co., Ltd.............................    28,100    379,511
    Maruyama Manufacturing Co., Inc.......................   237,000    618,251
#   Maruzen Showa Unyu Co., Ltd...........................   309,000  1,054,576
    Matsuda Sangyo Co., Ltd...............................    82,582  1,025,193
    Matsui Construction Co., Ltd..........................   128,600    518,869
    Max Co., Ltd..........................................   197,000  2,217,713
#   Meidensha Corp........................................ 1,064,050  4,547,614
#   Meiji Shipping Co., Ltd...............................   114,200    417,356
#   Meisei Industrial Co., Ltd............................   226,000  1,253,579
    Meitec Corp...........................................   171,900  5,667,634
    Meito Transportation Co., Ltd.........................    22,000    144,089
#   Meiwa Corp............................................   166,400    699,210
    Mesco, Inc............................................    22,000    159,606
    Mirait Holdings Corp..................................   381,285  3,791,527
    Mitani Corp...........................................    66,500  1,848,958
    Mitsubishi Nichiyu Forklift Co., Ltd..................   162,300  1,134,033
    Mitsubishi Pencil Co., Ltd............................   105,300  3,342,102
    Mitsuboshi Belting Co., Ltd...........................   299,000  1,805,844
    Mitsui Engineering & Shipbuilding Co., Ltd............ 4,721,000  9,608,014
#   Mitsui Matsushima Co., Ltd............................   761,000  1,005,739
#   Mitsui-Soko Co., Ltd..................................   463,000  2,038,913
    Mitsumura Printing Co., Ltd...........................    93,000    235,290
    Miura Co., Ltd........................................   142,500  5,123,293
#   Miyaji Engineering Group, Inc.........................   332,175    672,296
#   MonotaRO Co., Ltd.....................................   166,600  4,439,352
    Morita Holdings Corp..................................   239,000  2,396,713
#   Moshi Moshi Hotline, Inc..............................   245,400  2,394,629
    NAC Co., Ltd..........................................    56,000    773,649
    Nachi-Fujikoshi Corp..................................   988,000  6,952,388
    Nagase & Co., Ltd.....................................   243,100  2,985,783
    Nakabayashi Co., Ltd..................................   217,000    446,925
    Nakano Corp...........................................     5,500     18,817
#   Namura Shipbuilding Co., Ltd..........................   182,100  1,666,326
    Narasaki Sangyo Co., Ltd..............................    60,000    169,030
    NDS Co., Ltd..........................................   231,000    669,165

                                     1718

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    NEC Capital Solutions, Ltd............................    45,100 $  930,756
#   Nichias Corp..........................................   553,000  3,567,110
    Nichiban Co., Ltd.....................................   122,000    446,687
    Nichiden Corp.........................................    24,500    587,797
    Nichiha Corp..........................................   134,680  1,334,607
    Nichireki Co., Ltd....................................   152,000  1,514,652
    Nihon M&A Center, Inc.................................   168,900  4,730,302
#   Nihon Trim Co., Ltd...................................    28,400    901,593
    Nikkato Corp..........................................       700      2,773
    Nikko Co., Ltd........................................   149,000    684,448
    Nippo Corp............................................   315,000  5,510,303
    Nippon Air Conditioning Services Co., Ltd.............     7,300     54,305
#   Nippon Carbon Co., Ltd................................   663,000  1,193,410
    Nippon Conveyor Co., Ltd..............................   170,000    257,264
    Nippon Densetsu Kogyo Co., Ltd........................   213,500  3,405,711
    Nippon Filcon Co., Ltd................................    70,900    294,749
    Nippon Hume Corp......................................   112,000    755,234
    Nippon Jogesuido Sekkei Co., Ltd......................    29,500    371,224
    Nippon Kanzai Co., Ltd................................    43,000  1,073,027
    Nippon Koei Co., Ltd..................................   379,000  2,010,853
    Nippon Konpo Unyu Soko Co., Ltd.......................   327,500  5,612,337
#   Nippon Parking Development Co., Ltd................... 1,107,200  1,253,524
    Nippon Rietec Co., Ltd................................     7,000     53,867
    Nippon Road Co., Ltd. (The)...........................   395,000  2,215,524
    Nippon Seisen Co., Ltd................................   103,000    640,613
#   Nippon Sharyo, Ltd....................................   411,000  1,503,759
*   Nippon Sheet Glass Co., Ltd........................... 5,424,000  7,551,447
    Nippon Steel & Sumikin Bussan Corp....................   882,599  3,472,467
#   Nippon Steel & Sumikin Texeng Co., Ltd................   274,000  1,549,333
    Nippon Thompson Co., Ltd..............................   378,000  1,807,931
    Nippon Tungsten Co., Ltd..............................    62,000    126,425
    Nishi-Nippon Railroad Co., Ltd........................ 1,344,000  5,404,261
    Nishimatsu Construction Co., Ltd...................... 1,855,000  8,734,972
    Nishio Rent All Co., Ltd..............................    84,700  3,589,437
    Nissei ASB Machine Co., Ltd...........................    40,900    687,733
    Nissei Corp...........................................    37,900    361,443
    Nissei Plastic Industrial Co., Ltd....................   241,800  1,443,798
#   Nissha Printing Co., Ltd..............................    92,300  1,333,552
    Nisshinbo Holdings, Inc...............................   854,000  8,619,706
    Nissin Corp...........................................   377,000  1,116,607
#   Nissin Electric Co., Ltd..............................   284,000  1,646,834
    Nitta Corp............................................   112,800  2,729,371
    Nitto Boseki Co., Ltd.................................   911,000  3,982,517
#   Nitto Kogyo Corp......................................   149,000  3,115,914
    Nitto Kohki Co., Ltd..................................    68,300  1,370,956
    Nitto Seiko Co., Ltd..................................   138,000    514,427
#   Nittoc Construction Co., Ltd..........................   168,000    616,265
#   Nittoku Engineering Co., Ltd..........................    79,500    755,879
    Noda Corp.............................................   158,100    730,558
#   Nomura Co., Ltd.......................................   222,800  2,057,718
    Noritake Co., Ltd.....................................   597,000  1,657,192
    Noritz Corp...........................................   186,200  3,658,612
    NS United Kaiun Kaisha, Ltd...........................   591,000  1,359,282

                                     1719

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Obara Group, Inc......................................    73,500 $3,256,462
    Obayashi Road Corp....................................   175,000    909,636
    Odelic Co., Ltd.......................................    10,700    296,573
#   Oiles Corp............................................   140,542  3,500,798
    Okabe Co., Ltd........................................   224,300  2,892,172
*   Okamoto Machine Tool Works, Ltd.......................   166,000    213,146
    Okamura Corp..........................................   364,900  3,136,052
#   OKI Electric Cable Co., Ltd...........................    90,000    302,126
    OKK Corp..............................................   437,000    650,083
    OKUMA Corp............................................   845,000  7,771,254
    Okumura Corp..........................................   965,400  5,252,773
    Onoken Co., Ltd.......................................    77,000    881,573
    Organo Corp...........................................   225,000  1,118,732
    OSG Corp..............................................   410,700  7,116,171
    Outsourcing, Inc......................................    50,400    639,427
    Oyo Corp..............................................   109,600  1,856,912
#   Pasco Corp............................................   112,000    494,187
#   Pasona Group, Inc.....................................   121,500    671,721
#   Penta-Ocean Construction Co., Ltd..................... 1,646,000  5,973,876
    Pilot Corp............................................    88,700  3,912,827
#   Prestige International, Inc...........................    84,700    703,352
    Pronexus, Inc.........................................   133,200  1,026,857
    PS Mitsubishi Construction Co., Ltd...................    37,300    162,874
#   Raito Kogyo Co., Ltd..................................   296,600  2,059,151
    Rheon Automatic Machinery Co., Ltd....................    78,000    328,476
    Ryobi, Ltd............................................   730,200  2,375,294
    Sakai Heavy Industries, Ltd...........................   244,000    772,495
#   Sakai Moving Service Co., Ltd.........................    15,700    582,745
#*  Sanix, Inc............................................   156,900  1,854,331
    Sanki Engineering Co., Ltd............................   340,000  2,654,419
#   Sanko Metal Industrial Co., Ltd.......................   136,000    305,002
    Sankyo Tateyama, Inc..................................   171,000  3,462,728
    Sankyu, Inc........................................... 1,545,000  7,523,034
    Sanritsu Corp.........................................     4,200     21,135
    Sanwa Holdings Corp................................... 1,228,000  8,656,028
    Sanyo Denki Co., Ltd..................................   226,000  1,729,864
    Sanyo Engineering & Construction, Inc.................    48,000    236,971
    Sanyo Industries, Ltd.................................    99,000    200,903
#*  Sasebo Heavy Industries Co., Ltd......................   701,000    805,782
#   Sata Construction Co., Ltd............................   427,000    495,528
#   Sato Holdings Corp....................................   121,900  3,128,061
    Sato Shoji Corp.......................................    65,300    450,415
    SBS Holdings, Inc.....................................    26,900    177,942
    Secom Joshinetsu Co., Ltd.............................    33,900    887,028
    Seibu Electric Industry Co., Ltd......................    67,000    318,759
    Seika Corp............................................   322,000    847,561
    Seikitokyu Kogyo Co., Ltd.............................   906,000  1,036,507
    Seino Holdings Co., Ltd...............................   329,000  3,537,147
    Sekisui Jushi Corp....................................   169,600  2,311,503
#   Senko Co., Ltd........................................   497,000  2,553,572
#   Senshu Electric Co., Ltd..............................    37,300    558,854
    Shibusawa Warehouse Co., Ltd. (The)...................   265,000    899,994
#   Shibuya Kogyo Co., Ltd................................    80,600  2,293,742

                                     1720

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
#   Shima Seiki Manufacturing, Ltd........................   162,500 $3,108,069
    Shin Nippon Air Technologies Co., Ltd.................    88,780    684,975
    Shin-Keisei Electric Railway Co., Ltd.................   182,000    675,504
    Shinmaywa Industries, Ltd.............................   499,000  4,509,478
    Shinnihon Corp........................................   194,800    620,331
    Shinsho Corp..........................................   254,000    617,559
    Shinwa Co., Ltd.......................................     8,400    108,724
    Shoko Co., Ltd........................................   390,000    601,121
#   Showa Aircraft Industry Co., Ltd......................    11,237    130,617
    Sinfonia Technology Co., Ltd..........................   574,000    937,224
    Sinko Industries, Ltd.................................    94,200  1,054,982
    Sintokogio, Ltd.......................................   259,800  1,832,075
    Soda Nikka Co., Ltd...................................    67,000    292,443
#   Sodick Co., Ltd.......................................   266,400  1,845,272
    Sohgo Security Services Co., Ltd......................    89,300  2,028,629
    Sotetsu Holdings, Inc.................................   925,000  3,671,208
    Space Co., Ltd........................................    73,420    728,949
#   Srg Takamiya Co., Ltd.................................    30,200    466,257
    Star Micronics Co., Ltd...............................   221,600  3,047,826
    Subaru Enterprise Co., Ltd............................    59,000    211,937
    Sugimoto & Co., Ltd...................................    34,100    333,334
    Sumitomo Densetsu Co., Ltd............................   101,500  1,195,604
#*  Sumitomo Mitsui Construction Co., Ltd................. 4,136,800  4,667,090
#   Sumitomo Precision Products Co., Ltd..................   189,000    756,466
    Sumitomo Warehouse Co., Ltd. (The)....................   754,000  4,252,929
#*  SWCC Showa Holdings Co., Ltd.......................... 1,732,000  1,916,121
    Tadano, Ltd...........................................   213,579  3,710,535
    Taihei Dengyo Kaisha, Ltd.............................   193,000  1,462,245
    Taiheiyo Kouhatsu, Inc................................   374,000    362,186
    Taikisha, Ltd.........................................   162,300  3,768,608
    Takada Kiko Co., Ltd..................................    23,000     49,359
    Takano Co., Ltd.......................................    51,100    299,055
#   Takaoka Toko Co., Ltd.................................    44,820    628,682
    Takara Printing Co., Ltd..............................    38,055    296,858
    Takara Standard Co., Ltd..............................   509,000  4,618,641
    Takasago Thermal Engineering Co., Ltd.................   328,800  4,054,666
#   Takashima & Co., Ltd..................................   198,000    444,563
#   Takeei Corp...........................................   100,900  1,090,961
    Takeuchi Manufacturing Co., Ltd.......................    69,300  2,842,697
    Takigami Steel Construction Co., Ltd. (The)...........    50,000    238,496
    Takisawa Machine Tool Co., Ltd........................   349,000    698,618
#   Takuma Co., Ltd.......................................   401,000  2,431,447
    Tanseisha Co., Ltd....................................   137,800    919,654
#   Tatsuta Electric Wire and Cable Co., Ltd..............   283,600  1,631,029
    TECHNO ASSOCIE Co., Ltd...............................    58,400    551,179
    Techno Ryowa, Ltd.....................................    71,390    346,875
    Teikoku Electric Manufacturing Co., Ltd...............    46,000  1,194,754
    Teikoku Sen-I Co., Ltd................................   119,000  2,383,056
#   Tekken Corp...........................................   308,000  1,135,189
    Teraoka Seisakusho Co., Ltd...........................    53,600    194,028
#   Toa Corp.............................................. 1,086,000  1,931,910
    TOA ROAD Corp.........................................   252,000  1,040,915
#*  Tobishima Corp........................................   913,000  1,439,083

                                     1721

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Tocalo Co., Ltd..................................    81,900 $1,398,971
   #   Toda Corp........................................ 1,143,000  4,896,089
       Toenec Corp......................................   212,000  1,160,951
       TOKAI Holdings Corp..............................   495,700  2,096,208
       Tokai Lease Co., Ltd.............................   154,000    300,851
       Tokyo Energy & Systems, Inc......................   143,000    857,450
       Tokyo Keiki, Inc.................................   342,000    882,824
   #*  Tokyo Kikai Seisakusho, Ltd......................   225,000    190,311
       Tokyo Sangyo Co., Ltd............................    81,000    318,286
       Toli Corp........................................   252,000    541,252
       Tomoe Corp.......................................   150,100    622,802
       Tomoe Engineering Co., Ltd.......................    36,200    579,702
       Tonami Holdings Co., Ltd.........................   331,000    764,657
       Toppan Forms Co., Ltd............................   291,800  2,851,986
   #   Torishima Pump Manufacturing Co., Ltd............   111,200    985,764
   #   Toshiba Machine Co., Ltd.........................   662,000  2,941,293
       Toshiba Plant Systems & Services Corp............   236,050  3,743,610
   #   Tosho Printing Co., Ltd..........................   243,000  1,147,009
       Totetsu Kogyo Co., Ltd...........................   146,800  3,599,952
   #   Toyo Construction Co., Ltd.......................   359,600  1,487,967
   #   Toyo Denki Seizo - Toyo Electric Manufacturing
         Co., Ltd.......................................   213,000    906,274
   #   Toyo Engineering Corp............................   653,400  2,876,771
       Toyo Machinery & Metal Co., Ltd..................    55,900    280,007
   #   Toyo Tanso Co., Ltd..............................    68,900  1,689,966
   #   Toyo Wharf & Warehouse Co., Ltd..................   323,000    711,384
   #   Trancom Co., Ltd.................................    42,400  1,685,090
       Trinity Industrial Corp..........................    19,000     80,595
       Trusco Nakayama Corp.............................   108,900  2,739,640
       Tsubakimoto Chain Co.............................   785,700  6,705,655
       Tsubakimoto Kogyo Co., Ltd.......................   117,000    335,644
   #*  Tsudakoma Corp...................................   272,000    376,902
   #   Tsugami Corp.....................................   368,000  1,867,547
       Tsukishima Kikai Co., Ltd........................   128,700  1,424,842
       Tsurumi Manufacturing Co., Ltd...................    94,000  1,253,598
       TTK Co., Ltd.....................................    62,000    284,265
       Uchida Yoko Co., Ltd.............................   331,000  1,197,404
   #   Ueki Corp........................................   364,000    790,186
       Union Tool Co....................................    64,700  1,704,318
       Ushio, Inc.......................................   266,700  3,183,080
       Utoc Corp........................................    92,900    332,585
       Wakachiku Construction Co., Ltd.................. 1,204,000  1,632,505
       Wakita & Co., Ltd................................   203,700  2,385,149
       Weathernews, Inc.................................    37,900  1,151,926
   #   Yahagi Construction Co., Ltd.....................   158,800  1,207,509
       YAMABIKO Corp....................................    41,382  1,622,116
       Yamato Corp......................................    82,000    286,349
       Yamaura Corp.....................................    23,600     75,543
       Yamazen Corp.....................................   305,500  2,419,138
       Yasuda Logistics Corp............................   100,100  1,021,555
       Yokogawa Bridge Holdings Corp....................   181,100  2,717,659
       Yondenko Corp....................................   132,800    543,340
       Yuasa Trading Co., Ltd...........................   996,000  2,107,535
       Yuken Kogyo Co., Ltd.............................   183,000    429,529

                                     1722

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
#   Yumeshin Holdings Co., Ltd..........................   109,400 $  1,036,892
    Yurtec Corp.........................................   256,000    1,579,819
    Yusen Logistics Co., Ltd............................   103,200    1,192,066
#   Zuiko Corp..........................................    15,700      813,108
                                                                   ------------
Total Industrials.......................................            744,086,617
                                                                   ------------
Information Technology -- (10.7%)
    A&D Co., Ltd........................................   123,700      641,758
    Ai Holdings Corp....................................   255,500    4,726,326
    Aichi Tokei Denki Co., Ltd..........................   192,000      571,452
#   Aiphone Co., Ltd....................................    84,900    1,586,028
    Allied Telesis Holdings K.K.........................   470,700      393,725
    Alpha Systems, Inc..................................    35,560      521,270
#   Amano Corp..........................................   361,100    4,197,574
    Anritsu Corp........................................   754,100    7,186,044
    AOI Electronic Co., Ltd.............................    35,200    1,020,180
    Argo Graphics, Inc..................................    25,600      427,876
#   Arisawa Manufacturing Co., Ltd......................   186,600    1,267,416
    Asahi Net, Inc......................................    74,000      363,778
    Axell Corp..........................................    45,200      714,515
    Azbil Corp..........................................   179,100    4,506,461
#   Bit-isle, Inc.......................................   119,600      723,239
    CAC Holdings Corp...................................    72,400      816,526
    Canon Electronics, Inc..............................   131,000    2,510,221
#   Capcom Co., Ltd.....................................   244,600    4,467,642
    Chino Corp..........................................    33,000      427,332
#*  CMK Corp............................................   263,200      680,455
    Computer Engineering & Consulting, Ltd..............    69,400      474,946
    CONEXIO Corp........................................   114,100    1,001,745
    Core Corp...........................................    37,100      267,523
    Cresco, Ltd.........................................    23,200      271,354
#   CROOZ, Inc..........................................    32,000    1,154,285
    Cybernet Systems Co., Ltd...........................    12,000       43,883
    Cybozu, Inc.........................................   115,700      464,629
#   Dai-ichi Seiko Co., Ltd.............................    53,200      896,665
#   Dainippon Screen Manufacturing Co., Ltd............. 1,178,000    5,429,159
#   Daishinku Corp......................................   193,000      715,228
    Daito Electron Co., Ltd.............................     5,900       24,299
    Daiwabo Holdings Co., Ltd........................... 1,152,000    2,198,598
    Denki Kogyo Co., Ltd................................   319,000    1,959,021
    DKK-Toa Corp........................................    38,200      199,350
    DTS Corp............................................   116,100    2,285,246
#   Dwango Co., Ltd.....................................   121,000    2,860,660
    Eizo Corp...........................................   103,100    2,615,987
    Elecom Co., Ltd.....................................    48,300    1,232,779
    Elematec Corp.......................................    40,571      754,538
    EM Systems Co., Ltd.................................    18,500      312,108
#   Enplas Corp.........................................    49,900    2,999,034
    ESPEC Corp..........................................   123,100    1,062,173
    Excel Co., Ltd......................................    37,600      766,000
    F@N Communications, Inc.............................   179,100    2,747,184
    Faith, Inc..........................................    27,910      291,213
#*  FDK Corp............................................   555,000      997,685

                                     1723

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
#   Ferrotec Corp........................................... 179,000 $1,347,874
    Fuji Electronics Co., Ltd...............................  55,100    710,894
    Fuji Soft, Inc.......................................... 120,000  2,673,562
    Fujitsu Frontech, Ltd...................................  77,500  1,067,622
    Furuno Electric Co., Ltd................................  86,500    700,501
    Furuya Metal Co., Ltd...................................  10,800    295,364
    Future Architect, Inc................................... 116,700    619,207
#   GMO internet, Inc....................................... 376,100  4,103,588
#   GMO Payment Gateway, Inc................................  40,700  1,840,885
#   Gurunavi, Inc........................................... 169,000  3,170,200
    Hakuto Co., Ltd.........................................  85,700    881,562
#   Hioki EE Corp...........................................  45,400    810,254
    Hitachi Kokusai Electric, Inc........................... 285,500  3,828,741
    Hochiki Corp............................................ 100,000    916,103
#   Hokuriku Electric Industry Co., Ltd..................... 428,000    686,277
    Horiba, Ltd............................................. 218,850  7,634,083
#   Hosiden Corp............................................ 351,400  2,108,896
    I-Net Corp..............................................  49,300    392,286
    Icom, Inc...............................................  49,700  1,221,986
#   Ikegami Tsushinki Co., Ltd.............................. 268,000    319,677
    Imagica Robot Holdings, Inc.............................  41,800    206,870
    Ines Corp............................................... 202,300  1,586,033
#   Infocom Corp............................................  73,800    689,775
#   Infomart Corp...........................................   9,500    197,251
    Information Services International-Dentsu, Ltd..........  76,700  1,001,829
    Innotech Corp...........................................  92,200    429,643
#   Internet Initiative Japan, Inc.......................... 176,400  3,871,230
    Iriso Electronics Co., Ltd..............................  47,800  2,956,386
    IT Holdings Corp........................................ 463,201  8,455,513
    Itfor, Inc..............................................  99,500    421,140
    Iwatsu Electric Co., Ltd................................ 541,000    495,832
#   Japan Aviation Electronics Industry, Ltd................ 349,600  7,193,728
#   Japan Digital Laboratory Co., Ltd....................... 117,300  2,105,225
*   Japan Radio Co., Ltd.................................... 318,000  1,320,446
    Jastec Co., Ltd.........................................  61,400    499,071
#   JBCC Holdings, Inc......................................  84,900    658,354
#*  Justsystems Corp........................................ 165,300  1,327,089
#   Kaga Electronics Co., Ltd............................... 116,400  1,452,660
    Kanematsu Electronics, Ltd..............................  83,100  1,150,011
    Koa Corp................................................ 192,900  2,116,123
    Koei Tecmo Holdings Co., Ltd............................ 146,230  2,142,642
    Kyoden Co., Ltd.........................................   1,300      2,367
#   Kyoei Sangyo Co., Ltd...................................  97,000    229,223
    Kyowa Electronics Instruments Co., Ltd.................. 111,000    613,398
    LAC Co., Ltd............................................  71,500    461,245
#   Lasertec Corp...........................................  37,500    382,234
#*  Livesense, Inc..........................................  59,900    582,591
    Macnica, Inc............................................  57,900  1,900,693
    Marubun Corp............................................  98,500    586,177
#   Maruwa Co., Ltd.........................................  53,800  1,955,733
    Marvelous, Inc.......................................... 166,900  2,443,756
    Megachips Corp.......................................... 112,600  1,580,817
    Meiko Electronics Co., Ltd..............................  99,100    521,321

                                     1724

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Melco Holdings, Inc...................................    77,000 $1,661,725
#   Micronics Japan Co., Ltd..............................    77,100  5,525,666
    Mimasu Semiconductor Industry Co., Ltd................    94,181    844,361
#   Miraial Co., Ltd......................................    33,800    569,020
    Miroku Jyoho Service Co., Ltd.........................    99,500    498,702
    Mitsubishi Research Institute, Inc....................    23,300    545,015
#   Mitsui High-Tec, Inc..................................   148,400  1,000,467
    Mitsui Knowledge Industry Co., Ltd....................   364,300    635,355
#   Mitsumi Electric Co., Ltd.............................   560,900  4,173,831
    MTI, Ltd..............................................    86,800    858,817
#   Mutoh Holdings Co., Ltd...............................   101,000    480,363
    Nagano Keiki Co., Ltd.................................     5,500     36,492
    Nakayo Telecommunications, Inc........................   411,000  1,636,388
    NEC Networks & System Integration Corp................   140,600  3,443,875
#   NET One Systems Co., Ltd..............................   493,600  3,262,934
*   New Japan Radio Co., Ltd..............................    85,000    359,201
    Nichicon Corp.........................................   316,500  2,466,790
    Nidec Copal Electronics Corp..........................    87,400    780,591
    NIFTY Corp............................................    47,400    738,548
#   Nihon Dempa Kogyo Co., Ltd............................   105,700  1,115,358
    Nihon Unisys, Ltd.....................................   305,675  2,767,043
#   Nippon Ceramic Co., Ltd...............................    88,600  1,410,020
#*  Nippon Chemi-Con Corp.................................   943,000  2,449,774
    Nippon Kodoshi Corp...................................     6,200     73,706
    Nippon Signal Co., Ltd. (The).........................   319,600  2,993,694
    Nippon Systemware Co., Ltd............................    27,900    188,347
    Nohmi Bosai, Ltd......................................   135,000  2,055,964
    Noritsu Koki Co., Ltd.................................   101,700    641,668
    NS Solutions Corp.....................................    97,800  2,823,135
    NSD Co., Ltd..........................................   193,700  2,669,060
#   Nuflare Technology, Inc...............................    19,000    986,800
    Ohara, Inc............................................    47,600    269,219
#   Oizumi Corp...........................................    25,200    250,291
    Okaya Electric Industries Co., Ltd....................    73,000    266,941
    Oki Electric Industry Co., Ltd........................ 4,144,000  9,195,923
    ONO Sokki Co., Ltd....................................    57,000    515,700
    Optex Co., Ltd........................................    62,200  1,345,871
#   Origin Electric Co., Ltd..............................   168,000    558,865
#   Osaki Electric Co., Ltd...............................   173,000    959,554
    Panasonic Industrial Devices SUNX Co., Ltd............   110,800    545,574
    Panasonic Information Systems.........................    15,700    412,450
    PCA Corp..............................................     2,500     33,532
    Riken Keiki Co., Ltd..................................    82,300    874,663
    Riso Kagaku Corp......................................    91,800  2,681,938
    Roland DG Corp........................................    33,100  1,246,012
    Ryoden Trading Co., Ltd...............................   173,000  1,267,691
    Ryosan Co., Ltd.......................................   189,600  4,057,334
#   Ryoyo Electro Corp....................................   113,200  1,254,953
    Sanken Electric Co., Ltd..............................   633,000  5,123,319
    Sanshin Electronics Co., Ltd..........................   154,200  1,244,803
    Satori Electric Co., Ltd..............................    79,080    507,813
    Saxa Holdings, Inc....................................   307,000    491,571
    Shibaura Electronics Co., Ltd.........................    17,700    353,054

                                     1725

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Information Technology -- (Continued)
#   Shibaura Mechatronics Corp............................ 206,000 $    601,456
    Shindengen Electric Manufacturing Co., Ltd............ 417,000    2,380,002
#*  Shinkawa, Ltd.........................................  68,300      315,877
    Shinko Electric Industries Co., Ltd................... 408,000    3,627,162
    Shinko Shoji Co., Ltd................................. 125,200    1,124,242
    Shizuki Electric Co., Inc............................. 103,000      481,694
    Siix Corp.............................................  87,200    1,615,331
    SMK Corp.............................................. 347,000    1,466,446
#   SMS Co., Ltd..........................................  59,900    1,449,786
#   Softbank Technology Corp..............................  23,100      340,398
*   Softbrain Co., Ltd....................................  31,100       70,902
    Soshin Electric Co., Ltd..............................   4,600       16,970
    SRA Holdings..........................................  51,300      875,258
    Sumida Corp...........................................  88,749      621,599
    Sun-Wa Technos Corp...................................  22,900      228,187
    Systena Corp.......................................... 120,000      904,417
#   Tabuchi Electric Co., Ltd............................. 138,000    1,360,281
    Tachibana Eletech Co., Ltd............................  64,900      880,460
#   Taiyo Yuden Co., Ltd.................................. 619,100    6,602,795
#   Tamura Corp........................................... 435,000    1,736,450
#*  Teac Corp............................................. 615,000      373,511
    Teikoku Tsushin Kogyo Co., Ltd........................ 215,000      391,431
    TKC Corp.............................................. 110,100    2,328,988
#   Toko, Inc............................................. 176,000      495,916
#   Tokyo Electron Device, Ltd............................  35,800      501,054
    Tokyo Seimitsu Co., Ltd............................... 228,600    4,054,077
    Tomen Devices Corp....................................   2,400       41,667
    Tomen Electronics Corp................................  61,000      980,196
#   Topcon Corp...........................................  74,000    1,690,949
    Tose Co., Ltd.........................................  22,100      160,417
    Toshiba TEC Corp...................................... 697,000    4,571,783
    Toukei Computer Co., Ltd..............................  26,810      368,757
#   Towa Corp............................................. 117,100      664,087
    Toyo Corp............................................. 153,600    1,714,103
#   Transcosmos, Inc...................................... 142,100    3,031,122
    UKC Holdings Corp.....................................  61,000      952,192
*   Ulvac, Inc............................................ 238,300    4,742,580
    Uniden Corp........................................... 377,000      912,061
    UT Holdings Co., Ltd.................................. 172,500    1,003,637
    Vitec Co., Ltd........................................   6,600       53,113
#   Wacom Co., Ltd........................................ 834,000    3,823,737
    Wellnet Corp..........................................  31,500      525,476
    Y A C Co., Ltd........................................  37,700      248,483
#   Yamaichi Electronics Co., Ltd.........................  91,500      588,526
    Yashima Denki Co., Ltd................................   9,700       52,750
    Yokowo Co., Ltd.......................................  84,300      437,590
#   Zappallas, Inc........................................  52,200      315,896
    Zuken, Inc............................................  94,600      922,798
                                                                   ------------
Total Information Technology..............................          304,437,469
                                                                   ------------
Materials -- (9.8%)
    Achilles Corp......................................... 874,000    1,223,083
    ADEKA Corp............................................ 499,300    6,883,481

                                     1726

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Agro-Kanesho Co., Ltd.................................    15,300 $  124,277
    Aichi Steel Corp......................................   631,000  2,499,433
    Alconix Corp..........................................    52,400    788,414
    Arakawa Chemical Industries, Ltd......................    80,800    989,777
#   Araya Industrial Co., Ltd.............................   276,000    431,165
#   Asahi Holdings, Inc...................................   142,450  2,455,056
    Asahi Organic Chemicals Industry Co., Ltd.............   391,000    825,740
    Asahi Printing Co., Ltd...............................       800     17,523
#   C Uyemura & Co., Ltd..................................    17,800    973,078
    Carlit Holdings Co., Ltd..............................    67,500    359,273
    Chuetsu Pulp & Paper Co., Ltd.........................   568,000    998,972
*   Chugai Mining Co., Ltd................................ 1,012,400    305,191
    Chugoku Marine Paints, Ltd............................   348,000  2,634,279
*   Co-Op Chemical Co., Ltd...............................   159,000    175,814
    Dai Nippon Toryo Co., Ltd.............................   715,000  1,105,089
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.................    10,000    273,430
#   Daiken Corp...........................................   401,000  1,103,464
#   Daiki Aluminium Industry Co., Ltd.....................   142,000    447,931
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd.................................................   376,000  1,788,674
#   Daio Paper Corp.......................................   538,500  4,714,184
#   Daiso Co., Ltd........................................   411,000  1,393,150
    DC Co., Ltd...........................................   113,900    553,474
    Denki Kagaku Kogyo K.K................................ 1,122,000  4,191,541
#   DKS Co., Ltd..........................................   208,000    898,750
    Dynapac Co., Ltd......................................    25,000     63,267
    Earth Chemical Co., Ltd...............................    63,500  2,459,528
#   FP Corp...............................................   143,200  4,859,046
    Fuji Seal International, Inc..........................   126,300  3,683,178
    Fujikura Kasei Co., Ltd...............................   138,000    713,157
    Fujimi, Inc...........................................   108,700  1,494,994
    Fujimori Kogyo Co., Ltd...............................    73,900  2,634,205
    Fumakilla, Ltd........................................    45,000    132,441
    Fuso Chemical Co., Ltd................................     2,900    100,244
    Godo Steel, Ltd.......................................   899,000  1,480,781
    Gun-Ei Chemical Industry Co., Ltd.....................   276,000  1,017,350
    Harima Chemicals Group, Inc...........................    73,300    338,564
    Hodogaya Chemical Co., Ltd............................   298,000    541,564
    Hokkan Holdings, Ltd..................................   283,000    802,555
    Hokko Chemical Industry Co., Ltd......................    90,000    323,328
#   Hokuetsu Kishu Paper Co., Ltd.........................   862,199  3,799,639
    Honshu Chemical Industry Co., Ltd.....................    14,000    110,395
#   Ihara Chemical Industry Co., Ltd......................   211,000  1,842,368
    Ise Chemical Corp.....................................    83,000    583,524
*   Ishihara Sangyo Kaisha, Ltd........................... 1,898,500  1,799,072
    Ishizuka Glass Co., Ltd...............................   119,000    245,259
    JCU Corp..............................................    12,500    830,676
#   JSP Corp..............................................   103,900  1,795,181
*   Kanto Denka Kogyo Co., Ltd............................   110,000    269,341
    Katakura Chikkarin Co., Ltd...........................    43,000    111,344
    Kawakin Holdings Co., Ltd.............................    11,000     29,520
    Kawasaki Kasei Chemicals, Ltd.........................    84,000    133,302
    Kimoto Co., Ltd.......................................   212,400    629,673
    Koatsu Gas Kogyo Co., Ltd.............................   163,493    966,325

                                     1727

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
    Kogi Corp............................................    30,000 $    67,188
    Kohsoku Corp.........................................    61,900     566,767
    Konishi Co., Ltd.....................................    87,400   1,888,929
    Krosaki Harima Corp..................................   270,000     637,737
    Kumiai Chemical Industry Co., Ltd....................   271,000   1,757,797
#   Kureha Corp..........................................   736,500   3,928,127
    Kurimoto, Ltd........................................   702,000   1,668,286
#   Kyoei Steel, Ltd.....................................    98,200   1,802,159
    Kyowa Leather Cloth Co., Ltd.........................    71,700     408,704
    Lintec Corp..........................................   264,300   5,392,515
#   MEC Co., Ltd.........................................    89,300     913,631
    Mitani Sekisan Co., Ltd..............................    17,000     254,805
*   Mitsubishi Paper Mills, Ltd.......................... 1,590,000   1,371,096
    Mitsubishi Steel Manufacturing Co., Ltd..............   764,000   1,673,091
#   Mitsui Mining & Smelting Co., Ltd.................... 3,499,000  10,387,716
#   MORESCO Corp.........................................    35,900     630,824
    Mory Industries, Inc.................................   156,000     622,731
*   Nakayama Steel Works, Ltd............................   652,000     549,630
    Neturen Co., Ltd.....................................   161,500   1,230,584
#*  New Japan Chemical Co., Ltd..........................   182,300     460,454
    Nichia Steel Works, Ltd..............................   175,900     543,653
    Nihon Kagaku Sangyo Co., Ltd.........................    78,000     540,345
    Nihon Nohyaku Co., Ltd...............................   259,000   2,789,289
    Nihon Parkerizing Co., Ltd...........................   275,800   6,087,988
    Nihon Yamamura Glass Co., Ltd........................   491,000     797,000
#   Nippon Carbide Industries Co., Inc...................   447,000   1,191,289
*   Nippon Chemical Industrial Co., Ltd..................   491,000     703,494
    Nippon Chutetsukan K.K...............................   113,000     255,334
#   Nippon Concrete Industries Co., Ltd..................   209,000   1,066,616
#   Nippon Denko Co., Ltd................................   655,814   2,078,324
    Nippon Fine Chemical Co., Ltd........................    85,600     571,872
    Nippon Kasei Chemical Co., Ltd.......................   192,000     272,282
#*  Nippon Kinzoku Co., Ltd..............................   277,000     402,376
*   Nippon Koshuha Steel Co., Ltd........................   458,000     511,899
    Nippon Light Metal Holdings Co., Ltd................. 3,123,500   5,294,455
    Nippon Pillar Packing Co., Ltd.......................   115,200     922,614
    Nippon Soda Co., Ltd.................................   847,000   4,621,725
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...   289,000   2,238,673
#   Nippon Valqua Industries, Ltd........................   465,000   1,366,700
#*  Nippon Yakin Kogyo Co., Ltd..........................   379,100   1,179,059
    Nisshin Steel Co., Ltd...............................   453,992   6,130,134
#   Nitta Gelatin, Inc...................................    13,500     118,974
    Nittetsu Mining Co., Ltd.............................   375,000   1,613,350
    Nitto FC Co., Ltd....................................    72,000     443,648
    NOF Corp.............................................   833,000   5,807,755
    Okamoto Industries, Inc..............................   414,000   1,444,663
    Okura Industrial Co., Ltd............................   305,000   1,125,870
    Osaka Organic Chemical Industry, Ltd.................    66,000     282,016
    Osaka Steel Co., Ltd.................................    79,500   1,470,581
#   OSAKA Titanium Technologies Co., Ltd.................    91,300   2,475,509
*   Pacific Metals Co., Ltd..............................   828,000   4,073,120
    Pack Corp. (The).....................................    76,300   1,510,239
#*  Rasa Industries, Ltd.................................   459,000     672,048

                                     1728

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
    Rengo Co., Ltd...................................... 1,318,000 $  6,021,004
    Riken Technos Corp..................................   203,000    1,000,596
    Sakai Chemical Industry Co., Ltd....................   547,000    1,738,599
    Sakata INX Corp.....................................   242,000    2,373,640
#   Sanyo Chemical Industries, Ltd......................   356,000    2,376,995
    Sanyo Special Steel Co., Ltd........................   635,300    2,854,411
    Sekisui Plastics Co., Ltd...........................   240,000      685,223
    Shikoku Chemicals Corp..............................   239,000    1,626,433
    Shin-Etsu Polymer Co., Ltd..........................   249,100    1,352,415
    Shinagawa Refractories Co., Ltd.....................   257,000      610,914
    Shinko Wire Co., Ltd................................   184,000      325,708
    Stella Chemifa Corp.................................    53,600      726,104
    Sumitomo Bakelite Co., Ltd.......................... 1,158,000    4,594,843
#   Sumitomo Osaka Cement Co., Ltd...................... 2,274,000    8,174,698
#   Sumitomo Seika Chemicals Co., Ltd...................   281,000    1,909,104
    T Hasegawa Co., Ltd.................................   122,900    1,869,733
    T&K Toka Co., Ltd...................................    35,100      741,541
#   Taisei Lamick Co., Ltd..............................    27,600      715,570
    Taiyo Holdings Co., Ltd.............................    93,300    2,879,095
#   Takasago International Corp.........................   433,000    2,064,031
    Takiron Co., Ltd....................................   304,000    1,726,755
*   Tanaka Chemical Corp................................     1,100        5,247
    Tayca Corp..........................................   159,000      584,876
    Tenma Corp..........................................    87,000    1,360,468
#   Toagosei Co., Ltd................................... 1,276,000    5,376,092
#*  Toda Kogyo Corp.....................................   220,000      633,383
#*  Toho Titanium Co., Ltd..............................    83,500      683,059
    Toho Zinc Co., Ltd..................................   758,000    3,581,146
    Tokai Carbon Co., Ltd............................... 1,202,000    3,438,494
    Tokushu Tokai Paper Co., Ltd........................   551,580    1,191,154
    Tokuyama Corp....................................... 2,155,000    7,380,144
    Tokyo Ohka Kogyo Co., Ltd...........................   176,300    4,220,528
#*  Tokyo Rope Manufacturing Co., Ltd...................   134,000      234,948
#   Tokyo Steel Manufacturing Co., Ltd..................   654,900    3,928,710
    Tokyo Tekko Co., Ltd................................   232,000    1,232,527
    Tomoegawa Co., Ltd..................................   125,000      236,816
    Tomoku Co., Ltd.....................................   320,000      915,815
    Topy Industries, Ltd................................ 1,126,000    2,336,147
    Toyo Ink SC Holdings Co., Ltd....................... 1,076,000    5,097,284
    Toyo Kohan Co., Ltd.................................   291,000    1,687,217
    Toyobo Co., Ltd..................................... 4,867,000    7,877,509
    TYK Corp............................................   138,000      292,118
#   UACJ Corp........................................... 1,301,415    5,141,183
    Wood One Co., Ltd...................................   169,000      505,283
    Yodogawa Steel Works, Ltd...........................   786,500    3,509,850
    Yuki Gosei Kogyo Co., Ltd...........................    64,000      161,395
    Yushiro Chemical Industry Co., Ltd..................    61,000      771,111
                                                                   ------------
Total Materials.........................................            277,509,645
                                                                   ------------
Telecommunication Services -- (0.3%)
#*  Japan Communications, Inc...........................   627,700    7,166,875

                                     1729

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
Telecommunication Services -- (Continued)
    Okinawa Cellular Telephone Co....................     37,500 $    1,103,717
                                                                 --------------
Total Telecommunication Services.....................                 8,270,592
                                                                 --------------
Utilities -- (0.4%)
#   Hokkaido Gas Co., Ltd............................    265,000        729,165
    Hokuriku Gas Co., Ltd............................     99,000        253,826
    K&O Energy Group, Inc............................     77,500      1,137,271
    Okinawa Electric Power Co., Inc. (The)...........     93,671      3,003,619
    Saibu Gas Co., Ltd...............................  1,754,000      4,420,159
    Shizuoka Gas Co., Ltd............................    307,000      2,022,249
                                                                 --------------
Total Utilities                                                      11,566,289
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,518,773,303
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@ DFA Short Term Investment Fund.................. 27,419,988    317,249,263
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,561,783,646)^^............................            $2,836,022,566
                                                                 ==============


                                     1730

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary.....         -- $  517,306,539   --    $  517,306,539
   Consumer Staples...........         --    224,237,338   --       224,237,338
   Energy.....................         --     26,836,371   --        26,836,371
   Financials................. $5,232,726    269,328,798   --       274,561,524
   Health Care................         --    129,960,919   --       129,960,919
   Industrials................         --    744,086,617   --       744,086,617
   Information Technology.....         --    304,437,469   --       304,437,469
   Materials..................         --    277,509,645   --       277,509,645
   Telecommunication Services.         --      8,270,592   --         8,270,592
   Utilities..................         --     11,566,289   --        11,566,289
Securities Lending Collateral.         --    317,249,263   --       317,249,263
                               ---------- --------------   --    --------------
TOTAL......................... $5,232,726 $2,830,789,840   --    $2,836,022,566
                               ========== ==============   ==    ==============

                                     1731

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (79.5%)
AUSTRALIA -- (42.2%)
*   AAT Corp., Ltd.....................................        99 $        --
*   ABM Resources NL...................................   289,660     110,266
#   Acrux, Ltd.........................................   341,904     573,146
    Adelaide Brighton, Ltd............................. 3,150,872  10,626,177
#*  Aditya Birla Minerals, Ltd.........................   837,590     217,529
*   AED Oil, Ltd.......................................   363,401          --
#   Ainsworth Game Technology, Ltd.....................   652,203   2,266,676
#*  AJ Lucas Group, Ltd................................   317,969     227,047
#*  Alchemia, Ltd......................................   459,735     240,152
#*  Alkane Resources, Ltd.............................. 1,255,636     313,271
*   Alliance Resources, Ltd............................   399,488      53,571
#   Altium, Ltd........................................    58,344     134,065
*   Altona Mining, Ltd................................. 1,108,169     233,481
    AMA Group, Ltd.....................................    15,236       4,204
    Amalgamated Holdings, Ltd..........................   473,425   4,177,012
#   Amcom Telecommunications, Ltd...................... 1,771,090   3,353,502
    Ansell, Ltd........................................   474,660   8,332,975
#*  Antares Energy, Ltd................................ 1,184,542     649,438
    AP Eagers, Ltd.....................................   241,566   1,296,538
*   APN News & Media, Ltd.............................. 4,353,706   3,161,829
#*  Aquarius Platinum, Ltd............................. 5,081,186   2,114,185
*   Arafura Resources, Ltd.............................   326,113      25,701
#   ARB Corp., Ltd.....................................   412,737   4,657,867
    Aristocrat Leisure, Ltd............................ 3,124,863  16,392,313
    Arrium, Ltd........................................ 9,239,983   6,942,796
#*  ASG Group, Ltd.....................................   642,515     284,349
*   Atlantic, Ltd......................................    21,276       2,590
#   Atlas Iron, Ltd.................................... 5,851,795   3,403,156
*   Aurelia Metals, Ltd................................   104,200      36,797
#   Ausdrill, Ltd...................................... 1,773,892   1,774,017
#   Ausenco, Ltd.......................................   769,338     427,597
*   Austal, Ltd........................................ 1,143,433   1,255,584
#   Austbrokers Holdings, Ltd..........................   207,420   1,922,633
#   Austin Engineering, Ltd............................   279,815     426,507
*   Austpac Resources NL...............................    94,932       1,874
#*  Australian Agricultural Co., Ltd................... 2,345,437   2,698,495
#*  Australian Infrastructure Fund, Ltd................ 3,606,473      16,757
#   Australian Pharmaceutical Industries, Ltd.......... 2,474,051   1,372,749
    Australian Vintage, Ltd............................ 4,096,187   1,420,637
    Automotive Holdings Group, Ltd..................... 1,437,801   5,166,380
*   Avanco Resources, Ltd.............................. 2,444,368     218,201
#   Aveo Group.........................................   156,754     311,940
*   AVJennings, Ltd.................................... 7,259,050   3,876,365
#*  AWE, Ltd........................................... 3,348,130   5,601,284
#*  Bandanna Energy, Ltd...............................   337,935      26,380
    BC Iron, Ltd.......................................   889,359   2,768,082
    Beach Energy, Ltd.................................. 9,214,434  14,334,432
*   Beadell Resources, Ltd............................. 1,102,043     524,430
#   Bega Cheese, Ltd...................................   336,684   1,515,687
#   Bentham IMF, Ltd...................................   584,499   1,144,071
#*  Berkeley Resources, Ltd............................   434,006     126,937

                                     1732

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#*  Billabong International, Ltd....................... 3,878,153 $ 1,912,719
#*  Bionomics, Ltd.....................................   257,150     115,723
#   Blackmores, Ltd....................................    80,675   2,127,925
*   BlueScope Steel, Ltd............................... 1,645,807   9,458,682
#*  Boart Longyear, Ltd................................ 2,737,139     461,454
*   Boom Logistics, Ltd................................   916,361     126,036
*   Boulder Steel, Ltd.................................   165,585         462
#   Bradken, Ltd....................................... 1,278,641   5,313,783
#   Breville Group, Ltd................................   759,963   5,826,467
#   Brickworks, Ltd....................................   166,898   2,211,203
#   BT Investment Management, Ltd......................   492,170   3,044,446
#*  Buccaneer Energy, Ltd.............................. 3,283,586      18,309
#*  Buru Energy, Ltd...................................   181,983     139,675
#   Cabcharge Australia, Ltd...........................   881,566   3,747,387
    Calliden Group, Ltd................................   389,687     135,158
*   Cape Lambert Resources, Ltd........................   373,413      43,255
*   Capral, Ltd........................................    58,499       7,635
#   Cardno, Ltd........................................ 1,018,764   5,901,245
#*  Carnarvon Petroleum, Ltd........................... 5,245,194     407,457
*   Carnegie Wave Energy, Ltd..........................   563,165      25,479
#   carsales.com, Ltd.................................. 1,565,551  16,532,339
#   Cash Converters International, Ltd................. 2,083,617   2,159,321
*   CDS Technologies, Ltd..............................    13,276          --
#   Cedar Woods Properties, Ltd........................   301,139   2,106,470
*   Centrebet International, Ltd. Claim Units..........    81,336          --
#*  Ceramic Fuel Cells, Ltd............................   973,031      10,823
    Challenger, Ltd....................................   129,231     957,016
#   Chandler Macleod Group, Ltd........................   528,695     161,722
*   ChemGenex Pharmaceuticals, Ltd.....................   115,291          --
*   Citigold Corp., Ltd................................    29,347         517
*   Clinuvel Pharmaceuticals, Ltd......................    48,821      95,441
    Clover Corp., Ltd..................................   434,207     169,292
#*  Coal of Africa, Ltd................................   668,800      47,444
#*  Coalspur Mines, Ltd................................   415,423      23,381
*   Cockatoo Coal, Ltd................................. 6,931,645     174,399
#   Codan, Ltd.........................................   400,153     278,478
*   Coffey International, Ltd.......................... 1,048,636     246,258
#   Collection House, Ltd.............................. 1,955,258   3,547,183
    Collins Foods, Ltd.................................   247,198     557,210
*   Comet Ridge, Ltd...................................    15,204       2,455
*   Cooper Energy, Ltd.................................   336,842     152,414
    Corporate Travel Management, Ltd...................   114,769     695,380
    Coventry Group, Ltd................................   144,778     442,158
    Credit Corp. Group, Ltd............................   110,382     901,749
    Crowe Horwath Australasia, Ltd..................... 1,365,816     520,394
    CSG, Ltd...........................................   740,785     690,294
    CSR, Ltd........................................... 3,256,469  11,325,510
    CTI Logistics, Ltd.................................     7,200      13,351
#*  Cudeco, Ltd........................................   399,317     638,466
*   Cue Energy Resources, Ltd.......................... 1,378,665     171,932
#   Data#3, Ltd........................................   522,489     394,943
    David Jones, Ltd................................... 4,278,429  15,864,013
#   Decmil Group, Ltd..................................   893,550   1,636,624

                                     1733

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
*   Deep Yellow, Ltd....................................    369,978 $     6,197
*   Devine, Ltd.........................................    497,498     527,542
#   Domino's Pizza Enterprises, Ltd.....................    173,007   3,439,417
    Downer EDI, Ltd.....................................  2,989,518  13,334,141
*   Dragon Mining, Ltd..................................     76,113       8,402
#*  Drillsearch Energy, Ltd.............................  2,835,831   4,295,099
#   DUET Group..........................................    589,863   1,315,475
    DuluxGroup, Ltd.....................................  3,050,229  15,485,029
#   DWS, Ltd............................................    382,927     456,106
    Echo Entertainment Group, Ltd.......................  3,973,038  12,171,136
*   EHG Corp., Ltd......................................        482          --
#*  Elders, Ltd.........................................  1,419,921     307,799
*   Elemental Minerals, Ltd.............................    388,188      86,336
#*  Emeco Holdings, Ltd.................................  3,582,494     718,737
*   Empire Oil & Gas NL.................................    922,161       6,760
#*  Energy Resources of Australia, Ltd..................  1,035,804   1,286,798
#*  Energy World Corp., Ltd.............................  4,308,665   1,392,157
*   Enero Group, Ltd....................................     12,387      12,124
    Envestra, Ltd.......................................  7,569,682   9,101,023
#*  Equatorial Resources, Ltd...........................    176,571      54,217
    Equity Trustees, Ltd................................      4,219      80,548
    ERM Power, Ltd......................................    361,782     682,862
    Ethane Pipeline Income Fund.........................    182,912     193,546
    Euroz, Ltd..........................................     96,605     115,486
#   Evolution Mining, Ltd...............................  2,435,060   1,736,557
    Fairfax Media, Ltd.................................. 14,568,893  11,467,057
#   Fantastic Holdings, Ltd.............................    335,900     494,882
#*  FAR, Ltd............................................  8,567,778     312,589
    Finbar Group, Ltd...................................    113,833     178,586
#   Fleetwood Corp., Ltd................................    402,195     810,564
    FlexiGroup, Ltd.....................................    620,491   2,130,469
*   Flinders Mines, Ltd.................................  7,896,335     153,813
#*  Focus Minerals, Ltd................................. 19,167,915     208,088
*   Forge Group, Ltd....................................    411,374          --
    Funtastic, Ltd......................................     14,936       1,076
#   G8 Education, Ltd...................................    518,769   2,368,274
*   Galaxy Resources, Ltd...............................    760,450      40,471
    Gazal Corp., Ltd....................................     75,960     200,433
#*  Geodynamics, Ltd....................................    343,571      15,955
#*  Gindalbie Metals, Ltd...............................  2,927,610     156,159
*   Global Construction Services, Ltd...................      4,832       2,027
*   Goodman Fielder, Ltd................................ 10,646,991   6,328,410
    GrainCorp, Ltd. Class A.............................  1,235,921   9,935,326
#   Grange Resources, Ltd...............................  1,724,297     261,920
#   Greencross, Ltd.....................................     19,532     187,643
#*  Greenland Minerals & Energy, Ltd....................    796,390      69,384
#*  Gryphon Minerals, Ltd...............................  1,931,531     344,674
#   GUD Holdings, Ltd...................................    621,684   4,285,883
#*  Gunns, Ltd..........................................  2,872,620          --
#   GWA Group, Ltd......................................  1,882,648   5,084,997
    Hansen Technologies, Ltd............................      5,702       7,352
#   HFA Holdings, Ltd...................................    235,865     304,431
*   Highlands Pacific, Ltd..............................  2,651,500     137,826

                                     1734

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
 AUSTRALIA -- (Continued)
 *   Hillgrove Resources, Ltd........................... 1,601,169 $   113,813
     Hills, Ltd......................................... 1,305,320   2,201,079
 #*  Horizon Oil, Ltd................................... 6,888,387   2,386,753
 *   Icon Energy, Ltd................................... 1,135,301     136,452
 *   IDM International, Ltd.............................    23,969          --
 #   iiNET, Ltd......................................... 1,020,796   7,145,329
 #   Imdex, Ltd......................................... 1,203,514     717,832
     Independence Group NL.............................. 1,816,312   8,065,828
 #*  Indophil Resources NL.............................. 3,118,946     615,680
 #*  Infigen Energy..................................... 2,081,316     441,222
     Infomedia, Ltd..................................... 1,477,140   1,175,368
     Integrated Research, Ltd...........................   336,657     351,936
 #*  Intrepid Mines, Ltd................................ 1,794,707     453,364
 #   Invocare, Ltd......................................   818,615   7,979,753
 #   IOOF Holdings, Ltd................................. 1,585,598  12,729,901
 #   Iress, Ltd......................................... 1,080,718   8,689,974
 #*  Iron Ore Holdings, Ltd.............................   336,216     282,464
 #   JB Hi-Fi, Ltd......................................   856,886  15,764,362
     Jumbo Interactive, Ltd.............................    95,098     114,831
 *   Jupiter Mines, Ltd.................................   405,443      79,123
     K&S Corp., Ltd.....................................   245,710     315,582
 *   Kagara, Ltd........................................ 1,945,393          --
 *   Kangaroo Resources, Ltd............................   281,470       2,382
 #*  Karoon Gas Australia, Ltd..........................   759,802   2,528,400
 #*  Kingsgate Consolidated, Ltd........................ 1,768,531   1,480,581
 *   Kingsrose Mining, Ltd..............................   760,046     390,612
 *   Lednium, Ltd.......................................   195,019          --
 *   Liquefied Natural Gas, Ltd.........................   366,175   1,223,698
     LogiCamms, Ltd.....................................    38,305      34,159
 #*  Lonestar Resources, Ltd............................   904,400     473,912
     Lycopodium, Ltd....................................    80,228     163,874
 #*  Lynas Corp., Ltd................................... 3,260,717     510,298
 #   M2 Telecommunications Group, Ltd................... 1,138,576   6,391,532
     MACA, Ltd..........................................   556,668   1,059,672
 *   Macmahon Holdings, Ltd............................. 6,319,933     670,639
 *   Macquarie Atlas Roads Group........................   442,495   1,370,556
     Macquarie Telecom Group, Ltd.......................    35,019     187,982
 #   Magellan Financial Group, Ltd......................   260,399   2,810,101
 *   Matrix Composites & Engineering, Ltd...............   167,126     160,132
 #*  Maverick Drilling & Exploration, Ltd...............   710,305     103,506
 #   MaxiTRANS Industries, Ltd..........................   942,578     930,177
 #*  Mayne Pharma Group, Ltd............................ 2,433,082   1,948,285
 #   McMillan Shakespeare, Ltd..........................   351,101   3,067,055
 #   McPherson's, Ltd...................................   473,986     543,791
 #*  Medusa Mining, Ltd................................. 1,214,094   1,845,592
     Melbourne IT, Ltd..................................   454,822     685,260
 *   MEO Australia, Ltd.................................   681,039      25,057
 #   Mermaid Marine Australia, Ltd...................... 2,253,544   4,213,022
 #*  Mesoblast, Ltd.....................................    99,585     390,955
 *   Metals X, Ltd...................................... 1,050,062     241,783
 #   Metcash, Ltd....................................... 1,567,805   4,235,130
 *   Metgasco, Ltd......................................    48,452       2,188
 *   Metminco, Ltd......................................   803,323      17,009

                                     1735

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Mincor Resources NL................................ 1,004,969 $   746,882
#*  Mineral Deposits, Ltd..............................   466,063     819,508
#   Mineral Resources, Ltd............................. 1,195,832  12,142,738
*   Mirabela Nickel, Ltd...............................         2          --
#*  Molopo Energy, Ltd................................. 1,186,993     175,973
#   Monadelphous Group, Ltd............................   707,732  10,415,493
*   Morning Star Gold NL...............................   332,749       6,494
#   Mortgage Choice, Ltd...............................   679,184   1,974,634
    Mount Gibson Iron, Ltd............................. 4,616,924   3,091,164
#   Myer Holdings, Ltd................................. 4,089,427   8,538,602
    MyState, Ltd.......................................   166,774     755,456
#*  Nanosonics, Ltd....................................   152,184     117,303
    Navitas, Ltd....................................... 1,467,242   6,680,015
*   Nearmap, Ltd.......................................   192,629      76,326
    New Hope Corp., Ltd................................    83,993     231,975
#*  Newsat, Ltd........................................ 1,680,867     319,907
#*  Nexus Energy, Ltd.................................. 6,106,883      73,777
#   NIB Holdings, Ltd.................................. 2,434,267   7,308,375
    Nick Scali, Ltd....................................   170,701     430,389
#*  Nido Petroleum, Ltd................................ 6,149,154     245,720
#*  Noble Mineral Resources, Ltd.......................   405,717          --
*   Northern Iron, Ltd.................................   692,729      86,907
#   Northern Star Resources, Ltd....................... 3,737,909   5,914,025
#   NRW Holdings, Ltd.................................. 1,922,096   1,903,716
    Nufarm, Ltd........................................ 1,156,493   4,622,040
    Oakton, Ltd........................................   394,790     515,381
#*  OM Holdings, Ltd...................................    29,193      12,952
#*  Orocobre, Ltd......................................   374,014     907,935
#   OrotonGroup, Ltd...................................   125,287     551,200
*   Otto Energy, Ltd................................... 1,936,175     167,983
    OZ Minerals, Ltd................................... 2,263,016   9,620,710
    Pacific Brands, Ltd................................ 6,243,955   3,250,808
#*  Paladin Energy, Ltd................................ 5,940,744   2,031,640
*   Pan Pacific Petroleum NL...........................   592,641      29,434
    PanAust, Ltd....................................... 3,208,104   6,647,976
*   Panoramic Resources, Ltd........................... 1,810,125   1,668,301
#*  PaperlinX, Ltd..................................... 2,360,419      82,900
    Patties Foods, Ltd.................................    42,099      50,465
#*  Peet, Ltd.......................................... 1,474,829   1,849,821
*   Peninsula Energy, Ltd.............................. 5,178,834     119,528
    Perpetual, Ltd.....................................   333,697  14,967,916
#*  Perseus Mining, Ltd................................ 3,129,961   1,239,696
#*  Pharmaxis, Ltd.....................................   117,873       7,293
*   Phosphagenics, Ltd................................. 1,842,963     151,329
#*  Platinum Australia, Ltd............................ 1,442,661       8,044
*   Pluton Resources, Ltd..............................    20,710         654
*   PMP, Ltd........................................... 2,395,607   1,039,806
*   Poseidon Nickel, Ltd...............................   436,181      93,761
#   Premier Investments, Ltd...........................   570,858   5,114,204
#*  Prima Biomed, Ltd.................................. 2,194,242      80,626
    Primary Health Care, Ltd........................... 2,652,785  11,861,649
#   Prime Media Group, Ltd............................. 1,796,991   1,707,798
    Programmed Maintenance Services, Ltd...............   710,149   1,855,412

                                     1736

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#*  Qantas Airways, Ltd................................ 4,073,643 $ 4,991,523
#   Qube Holdings, Ltd.................................   895,999   1,863,017
*   Quickstep Holdings, Ltd............................   255,575      42,100
#*  Ramelius Resources, Ltd............................ 1,553,268      94,556
#*  Range Resources, Ltd............................... 1,456,711      40,284
#   RCG Corp., Ltd.....................................    94,573      57,511
#   RCR Tomlinson, Ltd................................. 1,086,285   2,945,096
#   REA Group, Ltd.....................................   115,581   5,033,875
#   Reckon, Ltd........................................   326,047     622,964
*   Red 5, Ltd.........................................     9,022         753
#*  Red Fork Energy, Ltd............................... 2,658,133     240,380
    Redflex Holdings, Ltd..............................   377,855     340,924
    Reece Australia, Ltd...............................   238,257   6,891,228
#   Regis Resources, Ltd............................... 2,350,345   3,783,629
#   Reject Shop, Ltd. (The)............................   228,019   2,033,284
#*  Resolute Mining, Ltd............................... 3,869,894   2,108,808
*   Resource Generation, Ltd...........................   338,381      40,782
#   Retail Food Group, Ltd.............................   642,446   2,778,404
#*  Rex Minerals, Ltd..................................   469,315     188,683
    Ridley Corp., Ltd.................................. 1,296,000     990,851
*   RiverCity Motorway Group........................... 1,563,354          --
*   Roc Oil Co., Ltd................................... 6,490,268   3,720,575
*   RungePincockMinarco, Ltd...........................    30,702      18,331
#   Ruralco Holdings, Ltd..............................   119,306     380,836
    SAI Global, Ltd.................................... 1,590,543   7,167,826
    Salmat, Ltd........................................   664,807   1,073,380
#*  Samson Oil & Gas, Ltd.............................. 7,175,499     140,032
#*  Sandfire Resources NL..............................   308,528   1,822,757
*   Saracen Mineral Holdings, Ltd...................... 5,002,277   2,013,729
    Schaffer Corp., Ltd................................    33,766     187,154
#   Sedgman, Ltd.......................................   452,719     222,599
#   Select Harvests, Ltd...............................   370,400   1,810,460
*   Senex Energy, Ltd.................................. 6,508,908   4,063,492
#   Servcorp, Ltd......................................   311,888   1,429,865
*   Service Stream, Ltd................................ 1,693,203     308,883
    Seven Group Holdings, Ltd..........................   354,684   2,511,195
#   Seven West Media, Ltd.............................. 3,849,787   7,231,877
    Seymour Whyte, Ltd.................................     8,690      17,304
#   Sigma Pharmaceuticals, Ltd......................... 7,065,309   5,106,241
*   Sihayo Gold, Ltd...................................   475,700       8,178
#*  Silex Systems, Ltd.................................   511,695     300,223
#   Silver Chef, Ltd...................................    72,101     411,401
#*  Silver Lake Resources, Ltd......................... 2,653,486   1,119,344
#*  Sims Metal Management, Ltd......................... 1,270,434  13,922,329
    Sirtex Medical, Ltd................................   344,657   5,977,231
    Skilled Group, Ltd................................. 1,388,531   3,252,408
#   Slater & Gordon, Ltd...............................   744,844   3,425,060
#   SMS Management & Technology, Ltd...................   556,717   2,118,561
#   Southern Cross Electrical Engineering, Ltd.........    21,171      10,996
    Southern Cross Media Group, Ltd.................... 3,458,496   3,838,954
#   Spark Infrastructure Group......................... 9,371,165  16,329,302
    Specialty Fashion Group, Ltd.......................   809,557     693,112
#*  St Barbara, Ltd.................................... 2,671,044     268,038

                                     1737

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
#*  Starpharma Holdings, Ltd...........................    292,659 $    204,211
*   Strike Energy, Ltd.................................  1,471,668      164,061
    Structural Systems, Ltd............................     29,934       17,841
    STW Communications Group, Ltd......................  2,234,073    3,049,246
#*  Sundance Energy Australia, Ltd.....................  2,068,386    2,605,336
#*  Sundance Resources, Ltd............................  8,756,539      674,131
    Sunland Group, Ltd.................................    751,248    1,149,450
#   Super Retail Group, Ltd............................  1,291,875   11,249,258
    Swick Mining Services, Ltd.........................    106,166       25,975
    Tabcorp Holdings, Ltd..............................  1,333,755    4,309,741
*   Tap Oil, Ltd.......................................  1,450,696      805,684
#   Tassal Group, Ltd..................................    790,336    2,925,498
#   Technology One, Ltd................................  1,442,573    3,756,974
#*  Ten Network Holdings, Ltd.......................... 10,496,069    2,745,584
#   TFS Corp., Ltd.....................................  1,564,772    2,510,299
    Thorn Group, Ltd...................................    410,570      866,578
*   Tiger Resources, Ltd...............................  5,705,784    1,678,358
*   Toro Energy, Ltd...................................     70,156        3,966
#   Tox Free Solutions, Ltd............................    829,113    2,505,439
    TPG Telecom, Ltd...................................  1,357,245    6,892,815
#*  Transfield Services, Ltd...........................  3,147,780    3,908,796
*   Transpacific Industries Group, Ltd.................  9,142,110    9,093,642
    Treasury Group, Ltd................................     21,218      192,875
    Treasury Wine Estates, Ltd.........................    611,191    2,800,794
*   Tribune Resources, Ltd.............................      3,093       10,240
#*  Troy Resources, Ltd................................    952,066      700,563
#   UGL, Ltd...........................................  1,220,877    7,836,481
*   Unity Mining, Ltd..................................  2,433,889       22,650
#   UXC, Ltd...........................................  1,653,784    1,193,036
*   Venture Minerals, Ltd..............................    412,390       40,240
*   Villa World, Ltd...................................    159,733      327,652
#   Village Roadshow, Ltd..............................    855,994    6,163,835
*   Virgin Australia Holdings, Ltd. (ACI01NXR8)........  7,648,897           --
#*  Virgin Australia Holdings, Ltd. (B43DQC7).......... 10,380,644    3,890,970
*   Vision Eye Institute, Ltd..........................    447,397      321,868
#   Vocus Communications, Ltd..........................    416,493    1,964,606
    Watpac, Ltd........................................    738,762      592,021
    WDS, Ltd...........................................    375,342      306,617
#   Webjet, Ltd........................................    446,898    1,216,806
#   Webster, Ltd.......................................    180,921      198,843
#   Western Areas, Ltd.................................  1,407,558    6,501,614
#*  Western Desert Resources, Ltd......................    241,493       57,697
#*  White Energy Co., Ltd..............................    643,913      110,324
#*  Whitehaven Coal, Ltd...............................  3,847,160    6,000,721
    Wide Bay Australia, Ltd............................     86,677      451,694
#*  Windimurra Vanadium, Ltd...........................     67,179          936
*   Wollongong Coal, Ltd...............................    119,865        2,952
#*  Wotif.com Holdings, Ltd............................    769,418    2,362,407
                                                                   ------------
TOTAL AUSTRALIA........................................             800,787,209
                                                                   ------------
CHINA -- (0.1%)
*   Skyfame Realty Holdings, Ltd.......................    527,625       54,054

                                     1738

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
*   Superb Summit International Group, Ltd.............  8,242,600 $1,022,151
                                                                   ----------
TOTAL CHINA............................................             1,076,205
                                                                   ----------
HONG KONG -- (20.1%)
    Aeon Credit Service Asia Co., Ltd..................    580,000    471,674
    Aeon Stores Hong Kong Co., Ltd.....................    248,000    322,422
    Alco Holdings, Ltd.................................  1,426,000    266,975
    Allan International Holdings.......................    720,000    207,841
    Allied Group, Ltd..................................    683,200  3,026,938
    Allied Properties HK, Ltd.......................... 12,297,857  2,509,529
*   Anxian Yuan China Holdings, Ltd....................  3,100,000     72,264
*   Apac Resources, Ltd................................ 11,438,000    266,005
    APT Satellite Holdings, Ltd........................  1,961,500  2,891,514
    Arts Optical International Hldgs...................    730,000    225,058
    Asia Financial Holdings, Ltd.......................  2,474,908  1,071,177
    Asia Satellite Telecommunications Holdings, Ltd....    962,000  3,345,984
    Asia Standard Hotel Group, Ltd..................... 11,777,218  1,792,954
    Asia Standard International Group, Ltd............. 13,425,937  3,671,473
#   ASM Pacific Technology, Ltd........................      5,600     59,486
    Associated International Hotels, Ltd...............    980,000  2,949,659
    Aupu Group Holding Co., Ltd........................  2,584,000    376,247
*   Bel Global Resources Holdings, Ltd.................  2,576,000         --
#   Bonjour Holdings, Ltd.............................. 11,972,600  1,826,706
    Bossini International Hldg.........................  3,807,500    326,869
#*  Brightoil Petroleum Holdings, Ltd..................  8,469,000  2,586,286
#*  Brockman Mining, Ltd............................... 23,482,814  1,182,808
*   Burwill Holdings, Ltd.............................. 25,014,960    879,911
#   Cafe de Coral Holdings, Ltd........................  1,734,000  6,179,155
    CEC International Holdings, Ltd....................    208,000     82,444
    Century City International Holdings, Ltd...........  6,419,460    512,181
    Champion Technology Holdings, Ltd.................. 15,193,089    379,039
    Chen Hsong Holdings................................  1,212,000    359,412
    Cheuk Nang Holdings, Ltd...........................    601,503    535,050
*   Cheung Wo International Holdings, Ltd..............    690,000     53,348
    Chevalier International Holdings, Ltd..............    786,834  1,309,149
*   China Billion Resources, Ltd.......................  4,876,000         --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........  9,973,837    218,078
*   China Digicontent Co., Ltd.........................  2,710,000         --
    China Electronics Corp. Holdings Co., Ltd..........  3,826,250    821,131
*   China Energy Development Holdings, Ltd............. 26,104,000    814,248
*   China Environmental Investment Holdings, Ltd.......  5,540,000    156,078
    China Financial Services Holdings, Ltd.............    954,000     74,590
*   China Flavors & Fragrances Co., Ltd................    156,137     25,694
*   China Infrastructure Investment, Ltd...............  7,776,000    131,247
    China Metal International Holdings, Inc............  2,748,000  1,009,271
#   China Motor Bus Co., Ltd...........................     50,000    396,492
*   China Nuclear Industry 23 International Corp., Ltd.    230,000     32,242
*   China Renji Medical Group, Ltd.....................  1,520,900     98,122
*   China Solar Energy Holdings, Ltd...................  1,669,500     14,541
*   China Star Entertainment, Ltd...................... 45,300,000    691,805
*   China Strategic Holdings, Ltd...................... 12,585,000    305,531
    China Ting Group Holdings, Ltd.....................  2,443,151    120,494
*   China Tycoon Beverage Holdings, Ltd................  2,732,000     81,078

                                     1739

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
    China-Hongkong Photo Products Holdings, Ltd........   1,967,000 $   143,368
    Chinney Investments, Ltd...........................   1,144,000     185,965
#   Chong Hing Bank, Ltd...............................     116,600     219,562
#   Chow Sang Sang Holdings International, Ltd.........   2,191,000   5,687,142
    Chu Kong Shipping Enterprise Group Co., Ltd........   2,188,000     532,608
    Chuang's China Investments, Ltd....................   3,700,938     267,113
    Chuang's Consortium International, Ltd.............   5,770,730     757,625
    Chun Wo Development Holdings, Ltd..................   1,852,926     188,152
#   CITIC Telecom International Holdings, Ltd..........  10,730,125   3,847,611
#   CK Life Sciences International Holdings, Inc.......  20,700,000   2,052,129
    CNT Group, Ltd.....................................   8,315,264     411,216
*   COL Capital, Ltd...................................   2,209,840     547,466
    Convenience Retail Asia, Ltd.......................      42,000      29,716
*   CP Lotus Corp......................................  11,420,000     283,102
#   Cross-Harbour Holdings, Ltd. (The).................     679,520     573,312
    CSI Properties, Ltd................................  32,456,383   1,376,774
*   CST Mining Group, Ltd..............................  85,632,000     583,730
*   Culturecom Holdings, Ltd...........................   1,035,000     128,565
    Cw Group Holdings, Ltd.............................   1,756,000     448,976
    Dah Sing Banking Group, Ltd........................   3,333,116   5,959,612
    Dah Sing Financial Holdings, Ltd...................   1,143,744   6,497,665
*   Dan Form Holdings Co., Ltd.........................   3,668,260     366,866
    Dickson Concepts International, Ltd................   1,258,000     713,445
*   Digital Domain Holdings, Ltd.......................   4,795,655      63,776
*   Dingyi Group Investment, Ltd.......................   3,797,500     242,548
    Dorsett Hospitality International, Ltd.............   4,711,200     859,622
    Eagle Nice International Holdings, Ltd.............   1,116,000     173,967
    EcoGreen Fine Chemicals Group, Ltd.................   1,202,000     382,450
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
    Emperor Capital Group, Ltd.........................   1,962,000     107,323
    Emperor Entertainment Hotel, Ltd...................   4,075,000   1,419,020
    Emperor International Holdings, Ltd................   8,126,753   2,081,572
    Emperor Watch & Jewellery, Ltd.....................  26,410,000   1,687,336
*   ENM Holdings, Ltd..................................  15,112,000     868,882
*   Enviro Energy International Holdings, Ltd..........   3,906,000      65,728
*   EPI Holdings, Ltd..................................  15,099,927     378,663
    Esprit Holdings, Ltd...............................  13,145,450  20,636,088
*   eSun Holdings, Ltd.................................   4,472,000     511,329
*   Ezcom Holdings, Ltd................................      72,576          --
    Fairwood Holdings, Ltd.............................     622,100   1,338,071
    Far East Consortium International, Ltd.............   6,313,772   2,404,041
*   FIH Mobile, Ltd....................................   1,872,000   1,048,573
    Fountain SET Holdings, Ltd.........................   4,898,000     635,160
    Four Seas Mercantile Holdings, Ltd.................     628,000     379,844
*   Frontier Services Group, Ltd.......................     823,000      68,214
    Fujikon Industrial Holdings, Ltd...................     736,000     174,302
    Future Bright Holdings, Ltd........................   2,742,000   1,417,244
*   G-Resources Group, Ltd............................. 146,478,600   4,201,962
*   GCL New Energy Holdings, Ltd.......................     218,000      54,242
    Get Nice Holdings, Ltd.............................  22,910,000   1,101,612
#   Giordano International, Ltd........................   9,120,000   5,335,494
    Glorious Sun Enterprises, Ltd......................   2,702,000     602,593
    Gold Peak Industries Holding, Ltd..................   3,118,642     304,584

                                     1740

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Golden Resources Development International, Ltd....  3,330,500 $  189,692
#*  Goldin Properties Holdings, Ltd....................  3,044,000  1,615,889
*   Grande Holdings, Ltd. (The)........................    882,000      8,763
    Great Eagle Holdings, Ltd..........................     72,627    261,339
    Guangnan Holdings, Ltd.............................  2,249,600    297,829
#   Guotai Junan International Holdings, Ltd...........  3,543,000  2,629,908
#   Haitong International Securities Group, Ltd........  3,383,968  1,947,111
*   Hao Tian Dev Group, Ltd............................  1,202,400    341,324
    Harbour Centre Development, Ltd....................    963,500  1,752,773
*   Heng Fai Enterprises, Ltd..........................    440,000     21,015
    High Fashion International, Ltd....................    268,000    103,484
    HKR International, Ltd.............................  5,934,336  2,800,104
    Hon Kwok Land Investment Co., Ltd..................    314,800    112,191
*   Hong Fok Land, Ltd.................................  1,210,000         --
#   Hong Kong Aircraft Engineering Co., Ltd............     82,400    953,053
    Hong Kong Ferry Holdings Co., Ltd..................    809,300    842,409
*   Hong Kong Television Network, Ltd..................  2,401,751    808,594
    Hongkong & Shanghai Hotels (The)...................  1,174,055  1,673,635
    Hongkong Chinese, Ltd..............................  5,138,000  1,156,997
    Hop Hing Group Holdings, Ltd.......................  1,292,000     36,495
#   Hopewell Holdings, Ltd.............................  2,707,500  9,403,968
#   Hsin Chong Construction Group, Ltd.................  5,533,658    732,141
    Hung Hing Printing Group, Ltd......................  1,412,000    202,339
#   Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................. 10,664,000  4,576,116
*   I-CABLE Communications, Ltd........................  1,830,000    182,243
*   Imagi International Holdings, Ltd.................. 50,616,000  1,179,495
*   Integrated Waste Solutions Group Holdings, Ltd.....  2,000,000     86,852
*   International Standard Resources Holdings, Ltd..... 15,176,250    270,580
    iOne Holdings, Ltd.................................  2,640,000     85,213
*   IPE Group, Ltd.....................................  2,890,000    272,390
*   IRC, Ltd...........................................  7,336,000    649,335
    IT, Ltd............................................  3,920,532  1,444,879
    ITC Corp., Ltd.....................................    856,708     72,660
    ITC Properties Group, Ltd..........................  3,590,186  1,983,637
*   Jinhui Holdings Co., Ltd...........................    121,000     24,813
*   JLF Investment Co., Ltd............................  1,453,500     73,117
    Johnson Electric Holdings, Ltd.....................  1,620,250  6,271,895
#   K Wah International Holdings, Ltd..................  8,087,399  5,894,561
    Ka Shui International Holdings, Ltd................    550,000     76,977
    Kam Hing International Holdings, Ltd...............  1,830,000    131,407
    Kantone Holdings, Ltd.............................. 10,123,647    162,370
    Keck Seng Investments..............................    904,600    764,493
*   King Pacific International Holdings, Ltd...........  1,404,200         --
*   King Stone Energy Group, Ltd.......................  7,296,000    243,786
    Kingmaker Footwear Holdings, Ltd...................  1,532,955    263,005
#   Kingston Financial Group, Ltd...................... 15,719,000  1,753,314
*   Ko Yo Chemical Group, Ltd.......................... 15,800,000    224,257
#   Kowloon Development Co., Ltd.......................  2,471,000  2,996,750
#   L'Occitane International SA........................    587,750  1,510,367
*   Lai Sun Development Co., Ltd....................... 74,567,466  1,872,160
*   Lai Sun Garment International, Ltd.................  3,419,680    494,763
    Lam Soon Hong Kong, Ltd............................    302,310    278,679
*   Landsea Green Properties Co., Ltd..................    812,000     73,979

                                     1741

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 HONG KONG -- (Continued)
 *   Leading Spirit High-Tech Holdings Co., Ltd.........  2,310,000 $        --
     Lee's Pharmaceutical Holdings, Ltd.................    540,000     697,529
     Lerado Group Holding Co., Ltd......................  2,158,000     313,756
 #   Lifestyle International Holdings, Ltd..............    894,500   1,747,195
     Lippo China Resources, Ltd......................... 20,082,000   1,008,797
     Lippo, Ltd.........................................  1,195,700     698,753
 *   Lisi Group Holdings, Ltd...........................  3,418,000     224,477
 #   Liu Chong Hing Investment, Ltd.....................  1,079,200   1,414,348
     Luen Thai Holdings, Ltd............................  1,159,000     314,808
 #   Luk Fook Holdings International, Ltd...............  2,487,000   7,708,305
     Luks Group Vietnam Holdings Co., Ltd...............    482,913     131,278
     Lung Kee Bermuda Holdings..........................  1,613,875     561,476
     Magnificent Estates................................ 13,558,000     678,088
     Man Wah Holdings, Ltd..............................  2,644,400   3,899,351
     Man Yue Technology Holdings, Ltd...................  1,104,000     268,192
     Matrix Holdings, Ltd...............................  1,067,414     258,577
 *   Mei Ah Entertainment Group, Ltd.................... 21,460,000   2,329,923
     Melbourne Enterprises, Ltd.........................     40,500     716,009
     Melco International Development, Ltd...............  4,245,000  12,610,229
 #*  Midland Holdings, Ltd..............................  5,334,000   2,882,536
     Ming Fai International Holdings, Ltd...............  1,765,000     174,538
 *   Ming Fung Jewellery Group, Ltd..................... 20,445,000     207,245
 #   Miramar Hotel & Investment.........................    870,000   1,089,033
 *   Mongolia Energy Corp., Ltd......................... 10,603,000     306,147
 #*  Mongolian Mining Corp..............................  9,395,000     663,560
 #   NagaCorp, Ltd......................................  5,152,000   4,508,672
     Nanyang Holdings, Ltd..............................    137,500     619,880
     National Electronic Hldgs..........................  2,498,000     328,177
     Natural Beauty Bio-Technology, Ltd.................  4,040,000     207,374
 *   Neo-Neon Holdings, Ltd.............................  4,144,500     839,590
 *   Neptune Group, Ltd................................. 22,260,000     496,205
     New Century Group Hong Kong, Ltd................... 13,351,464     277,049
 *   New Times Energy Corp., Ltd........................  1,297,600      63,981
 #   Newocean Energy Holdings, Ltd......................  7,182,000   4,909,127
 *   Next Media, Ltd....................................  4,421,183     580,647
 *   Orange Sky Golden Harvest Entertainment Holdings,
       Ltd..............................................  7,384,706     543,235
     Orient Overseas International, Ltd.................  1,023,000   5,449,441
 *   Orient Power Holdings, Ltd.........................    804,000          --
 #   Oriental Watch Holdings............................  3,160,800     771,221
     Pacific Andes International Holdings, Ltd.......... 11,385,378     445,456
 #   Pacific Basin Shipping, Ltd........................ 12,866,000   7,750,012
     Pacific Textiles Holdings, Ltd.....................  3,895,000   4,876,258
     Paliburg Holdings, Ltd.............................  3,152,830   1,102,180
 *   Pan Asia Environmental Protection Group, Ltd.......     80,000      15,881
 #   Paradise Entertainment, Ltd........................  3,016,000   2,113,976
     PCCW, Ltd..........................................  8,197,879   5,008,852
 #*  Peace Mark Holdings, Ltd...........................  2,712,022          --
 *   Pearl Oriental Oil, Ltd............................ 11,918,400     340,836
     Pegasus International Holdings, Ltd................    226,000      34,531
     Perfect Shape PRC Holdings, Ltd....................    664,000     153,394
 #   Pico Far East Holdings, Ltd........................  4,928,000   1,137,452
 *   Ping Shan Tea Group, Ltd...........................  2,633,325      52,003
     Playmates Holdings, Ltd............................    668,000     839,858

                                     1742

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
#   Playmates Toys, Ltd................................  3,996,000 $1,751,553
    PNG Resources Holdings, Ltd........................ 37,802,362    253,640
    Pokfulam Development Co............................    234,000    355,760
*   Poly Capital Holdings, Ltd.........................  1,154,000     57,753
    Polytec Asset Holdings, Ltd........................ 10,878,526  1,684,159
#   Public Financial Holdings, Ltd.....................  3,194,000  1,522,655
    PYI Corp., Ltd..................................... 24,859,973    582,711
*   Pyxis Group, Ltd...................................  1,936,000      7,994
    Raymond Industrial, Ltd............................     30,400      3,551
#   Regal Hotels International Holdings, Ltd...........  2,893,800  1,721,561
*   Richfield Group Holdings, Ltd......................  9,672,000    277,329
*   Rising Development Holdings, Ltd...................    316,000    191,470
    Rivera Holdings, Ltd...............................  5,710,000    249,041
#   SA SA International Holdings, Ltd..................  7,820,000  6,235,302
    Safety Godown Co., Ltd.............................    398,000    515,574
#*  Sandmartin International Holdings, Ltd.............     84,000      8,034
    SAS Dragon Hldg, Ltd...............................  1,304,000    452,770
#   SEA Holdings, Ltd..................................  1,158,000    723,729
#   Shenyin Wanguo HK, Ltd.............................  2,012,500  1,227,867
*   Shougang Concord Technology Holdings...............  6,941,809    265,827
*   Shun Ho Technology Holdings, Ltd...................  1,037,452    260,664
*   Shun Tak Holdings, Ltd............................. 11,413,419  5,823,189
*   Silver base Group Holdings, Ltd....................  4,796,677    605,616
*   Simsen International Corp., Ltd....................    307,000    186,980
*   Sing Pao Media Enterprises, Ltd....................    250,511         --
    Sing Tao News Corp., Ltd...........................  1,974,000    272,546
    Singamas Container Holdings, Ltd................... 10,648,000  2,044,705
*   Sino-Tech International Holdings, Ltd.............. 20,460,000    146,696
*   Sinocan Holdings, Ltd..............................    350,000         --
    SIS International Holdings.........................     34,000     13,395
    Sitoy Group Holdings, Ltd..........................    635,000    442,278
#   SmarTone Telecommunications Holdings, Ltd..........  2,830,000  4,116,302
#*  SOCAM Development, Ltd.............................  1,716,771  1,632,476
*   Solomon Systech International, Ltd.................  8,590,000    456,338
    Soundwill Holdings, Ltd............................    420,000    757,051
*   South China China, Ltd.............................  6,744,000    611,455
*   South China Land, Ltd.............................. 14,831,170    273,368
#   Stella International Holdings, Ltd.................    690,500  1,928,857
    Stelux Holdings International, Ltd.................  3,100,400    798,207
*   Success Universe Group, Ltd........................  5,948,000    216,286
    Sun Hing Vision Group Holdings, Ltd................    358,000    116,435
#   Sun Hung Kai & Co., Ltd............................  3,691,429  3,147,352
    TAI Cheung Holdings, Ltd...........................  2,019,000  1,661,905
    Tai Sang Land Development, Ltd.....................    804,910    377,508
*   Talent Property Group, Ltd.........................  4,701,420     59,205
#   Tan Chong International, Ltd.......................  1,212,000    510,433
#   Tao Heung Holdings, Ltd............................    517,000    308,714
#*  Taung Gold International, Ltd...................... 14,590,000    391,574
*   Technovator International, Ltd.....................  1,004,000    463,974
    Television Broadcasts, Ltd.........................  1,030,000  6,690,149
*   Termbray Industries International Holdings, Ltd....  2,304,900    242,659
    Tern Properties Co., Ltd...........................     51,200     32,073
    Texwinca Holdings, Ltd.............................  4,102,000  3,856,807

                                     1743

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
    Tian Teck Land, Ltd................................  1,054,000 $  1,201,349
*   Titan Petrochemicals Group, Ltd.................... 13,140,000        4,239
#   Tradelink Electronic Commerce, Ltd.................  4,622,000    1,193,963
    Transport International Holdings, Ltd..............  1,009,341    1,861,914
#   Trinity, Ltd.......................................  7,266,000    1,827,474
    Tristate Holdings, Ltd.............................    188,000       76,904
*   TSC Group Holdings, Ltd............................  3,000,000    1,418,416
    Tse Sui Luen Jewellery International, Ltd..........    256,000      100,842
#*  United Laboratories International Holdings,
      Ltd. (The).......................................  4,142,000    2,749,082
*   Universal Technologies Holdings, Ltd...............  7,630,000      428,071
*   Universe International Holdings, Ltd...............  3,475,000       61,324
*   Up Energy Development Group, Ltd...................  3,205,000      367,028
*   Value Convergence Holdings, Ltd....................  1,756,000      239,068
#   Value Partners Group, Ltd..........................  5,555,000    4,025,340
    Van Shung Chong Holdings, Ltd......................    789,335      135,862
    Vanke Property Overseas, Ltd.......................     13,000       14,275
    Varitronix International, Ltd......................  1,995,293    1,830,106
    Vedan International Holdings, Ltd..................  3,272,000      182,711
    Victory City International Holdings, Ltd...........  6,385,993      834,689
#   Vitasoy International Holdings, Ltd................  4,391,000    5,649,788
    VST Holdings, Ltd..................................  4,917,600    1,256,988
#   VTech Holdings, Ltd................................    241,300    2,983,091
    Wai Kee Holdings, Ltd..............................  7,864,738    2,401,605
    Wang On Group, Ltd................................. 30,111,286    1,015,490
*   Willie International Holdings, Ltd.................    600,000      127,056
    Win Hanverky Holdings, Ltd.........................  1,812,000      233,670
#   Wing Hang Bank, Ltd................................    280,500    4,524,164
    Wing On Co. International, Ltd.....................    781,000    2,241,955
    Wing Tai Properties, Ltd...........................  1,957,331    1,237,056
    Wong's International Hldgs.........................    737,641      237,846
    Wong's Kong King International.....................    120,000       10,058
    Xinyi Glass Holdings, Ltd.......................... 14,068,000    8,228,231
#   Xinyi Solar Holdings, Ltd.......................... 12,292,000    3,485,191
    Yangtzekiang Garment, Ltd..........................    606,500      210,240
    Yau Lee Holdings, Ltd..............................    534,000      113,463
    Yeebo International Hldg...........................    572,000       95,784
    YGM Trading, Ltd...................................    460,000    1,032,342
    YT Realty Group, Ltd...............................    749,000      232,554
    Yugang International, Ltd.......................... 93,492,000    1,040,010
    Zhuhai Holdings Investment Group, Ltd..............  2,558,000      443,205
                                                                   ------------
TOTAL HONG KONG........................................             383,136,665
                                                                   ------------
NEW ZEALAND -- (6.8%)
#*  a2 Milk Co., Ltd...................................    885,358      485,648
    Abano Healthcare Group, Ltd........................     29,547      162,146
    Air New Zealand, Ltd...............................  3,476,787    5,827,978
    Auckland International Airport, Ltd................    319,815    1,033,934
#*  Bathurst Resources, Ltd............................  1,666,560       80,102
    Briscoe Group, Ltd.................................      2,235        5,101
    Cavalier Corp., Ltd................................    283,674      275,900
    CDL Investments New Zealand, Ltd...................    163,215       71,944
#   Chorus, Ltd........................................  1,749,675    2,594,279
    Colonial Motor Co., Ltd. (The).....................    148,846      666,766

                                     1744

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
 NEW ZEALAND -- (Continued)
     Contact Energy, Ltd................................   468,775 $  2,201,329
 #*  Diligent Board Member Services, Inc................    82,102      282,273
 #   Ebos Group, Ltd....................................   431,706    3,701,371
 #   Fisher & Paykel Healthcare Corp., Ltd.............. 3,890,963   15,676,327
 #   Freightways, Ltd...................................   889,704    3,706,628
 #   Hallenstein Glasson Holdings, Ltd..................   245,661      630,778
     Heartland New Zealand, Ltd.........................   185,677      148,007
 #   Hellaby Holdings, Ltd..............................   380,827      899,179
 #   Infratil, Ltd...................................... 3,071,279    6,486,838
     Kathmandu Holdings, Ltd............................   483,678    1,367,205
 #   Mainfreight, Ltd...................................   520,691    6,561,680
     Methven, Ltd.......................................    93,877       87,577
 #   Metlifecare, Ltd...................................   361,582    1,350,900
 #   Michael Hill International, Ltd.................... 1,534,152    1,729,821
     Millennium & Copthorne Hotels New Zealand, Ltd.....   418,978      450,569
     New Zealand Oil & Gas, Ltd......................... 2,036,646    1,387,961
 #   New Zealand Refining Co., Ltd. (The)...............   591,259      848,485
     Northland Port Corp. NZ, Ltd.......................   115,915      288,671
     Nuplex Industries, Ltd............................. 1,222,797    3,070,239
 #   NZX, Ltd...........................................   980,309    1,086,311
 #   Opus International Consultants, Ltd................    12,925       19,292
 #*  Pacific Edge, Ltd..................................   389,890      247,350
     PGG Wrightson, Ltd.................................   980,136      332,815
 *   Pike River Coal, Ltd...............................   490,805           --
 #   Port of Tauranga, Ltd..............................   528,322    6,946,146
 *   Pumpkin Patch, Ltd.................................   606,913      191,022
 #   Restaurant Brands New Zealand, Ltd.................   471,007    1,305,174
 *   Richina Pacific, Ltd...............................   274,180       15,722
 *   Rubicon, Ltd....................................... 1,485,105      506,910
 #   Ryman Healthcare, Ltd.............................. 2,143,745   14,691,053
     Sanford, Ltd.......................................   393,618    1,354,347
     Scott Technology, Ltd..............................    38,136       48,879
 #   Skellerup Holdings, Ltd............................   507,716      727,920
     Sky Network Television, Ltd........................ 1,967,151   11,238,233
     SKYCITY Entertainment Group, Ltd................... 3,927,601   12,506,613
     Steel & Tube Holdings, Ltd.........................   438,567    1,094,137
     Summerset Group Holdings, Ltd......................   117,337      310,375
     Telecom Corp. of New Zealand, Ltd..................   440,138    1,060,162
     Tourism Holdings, Ltd..............................   274,867      291,101
 #   Tower, Ltd.........................................   814,703    1,262,629
     Trade Me Group, Ltd................................ 1,216,275    3,579,869
 #   TrustPower, Ltd....................................    70,059      424,592
 #   Vector, Ltd........................................ 1,271,949    2,795,279
 #   Warehouse Group, Ltd. (The)........................   681,985    1,832,799
 #*  Xero, Ltd..........................................   135,190    2,846,930
                                                                   ------------
 TOTAL NEW ZEALAND......................................            128,795,296
                                                                   ------------
 SINGAPORE -- (10.3%)
 *   Abterra, Ltd.......................................   531,800      306,177
     Amara Holdings, Ltd................................   950,000      451,368
 #   Amtek Engineering, Ltd............................. 1,353,000      671,487
     ASL Marine Holdings, Ltd...........................   816,600      442,054
     Aspial Corp., Ltd..................................    72,959       26,859

                                     1745

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
 SINGAPORE -- (Continued)
 #*  Ausgroup, Ltd......................................  3,653,000 $1,201,174
 #   Baker Technology, Ltd..............................  1,272,000    269,749
 #   Banyan Tree Holdings, Ltd..........................  1,053,000    555,531
 #*  Biosensors International Group, Ltd................  6,598,237  4,479,243
     Bonvests Holdings, Ltd.............................    978,000  1,140,937
     Boustead Singapore, Ltd............................  1,686,261  2,483,048
     Breadtalk Group, Ltd...............................    907,800    998,602
 *   Broadway Industrial Group, Ltd.....................  1,374,000    290,833
     Bukit Sembawang Estates, Ltd.......................    614,003  3,093,371
     Bund Center Investment, Ltd........................  2,717,000    444,717
 #   Centurion Corp., Ltd...............................    316,000    176,711
 *   CH Offshore, Ltd...................................  1,642,400    617,445
 #   China Aviation Oil Singapore Corp., Ltd............  1,586,399  1,048,249
 #   China Merchants Holdings Pacific, Ltd..............    841,000    650,567
     Chip Eng Seng Corp., Ltd...........................  3,546,800  2,356,647
     Chuan Hup Holdings, Ltd............................  3,967,000    920,951
 #   Cityspring Infrastructure Trust....................  1,351,000    540,368
 #   Cosco Corp. Singapore, Ltd.........................  7,006,000  3,999,834
     Creative Technology, Ltd...........................    272,200    489,997
     CSC Holdings, Ltd..................................  2,495,000    155,260
 #   CSE Global, Ltd....................................  3,382,000  1,964,797
 #   CWT, Ltd...........................................  1,393,700  1,884,631
     Datapulse Technology, Ltd..........................     89,000     11,430
 #   Del Monte Pacific, Ltd.............................    848,000    359,398
 *   Delong Holdings, Ltd...............................  1,361,000    278,719
     DMX Technologies Group, Ltd........................  2,096,000    313,278
 #   Dyna-Mac Holdings, Ltd.............................  2,259,000    696,083
 #   Elec & Eltek International Co., Ltd................    147,000    226,127
     Ellipsiz, Ltd......................................    123,000     10,042
     EnGro Corp., Ltd...................................    354,000    336,497
 #   Envictus International Holdings, Ltd...............    725,000    252,607
     Eu Yan Sang International, Ltd.....................    809,800    531,977
 *   euNetworks Group, Ltd..............................      8,220      3,999
     Ezion Holdings, Ltd................................    574,800    984,377
     Ezra Holdings, Ltd.................................  5,619,000  5,266,456
     Falcon Energy Group, Ltd...........................  2,068,000    701,560
     Far East Orchard, Ltd..............................  1,106,685  1,684,809
 *   First Sponsor Group, Ltd...........................    453,661    472,753
     FJ Benjamin Holdings, Ltd..........................  1,305,000    202,279
     Food Empire Holdings, Ltd..........................  1,256,400    384,646
 #*  Forterra Trust.....................................     98,000    133,855
 #   Fragrance Group, Ltd...............................  6,256,000  1,201,287
 #*  Gallant Venture, Ltd...............................  5,073,000  1,234,217
 *   Geo Energy Resources, Ltd..........................    432,000     94,923
     GK Goh Holdings, Ltd...............................  1,458,000  1,044,440
     Global Premium Hotels, Ltd.........................    500,480    147,923
 *   Global Yellow Pages, Ltd...........................    747,500     29,211
 #   GMG Global, Ltd.................................... 18,410,000  1,223,885
 #   Goodpack, Ltd......................................  1,620,000  3,187,067
     GP Batteries International, Ltd....................    235,000    149,790
     GP Industries, Ltd.................................  2,643,209  1,106,300
     GuocoLand, Ltd.....................................    399,314    677,948
     GuocoLeisure, Ltd..................................  3,364,000  2,927,939

                                     1746

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
 SINGAPORE -- (Continued)
 *   Hanwell Holdings, Ltd..............................  1,823,419 $  422,954
 #*  Healthway Medical Corp., Ltd.......................  8,556,776    404,360
     HG Metal Manufacturing, Ltd........................  1,768,000    111,833
     Hi-P International, Ltd............................  1,309,000    676,924
 #   Hiap Hoe, Ltd......................................    353,000    254,494
     Hiap Seng Engineering, Ltd.........................    612,000     96,419
 *   HLH Group, Ltd.....................................  8,364,000    120,716
     Ho Bee Land, Ltd...................................  1,652,000  2,969,622
     Hong Fok Corp., Ltd................................  3,323,640  2,827,055
     Hong Leong Asia, Ltd...............................    711,000    903,990
     Hotel Grand Central, Ltd...........................  1,394,187  1,539,841
     Hour Glass, Ltd. (The).............................    622,744    925,857
 *   HTL International Holdings, Ltd....................  1,063,843    242,804
     HupSteel, Ltd......................................  1,572,875    266,186
 #   Hwa Hong Corp., Ltd................................  2,186,000    560,331
 #   Hyflux, Ltd........................................  3,243,500  3,078,657
 #   Indofood Agri Resources, Ltd.......................  3,468,000  2,684,018
     InnoTek, Ltd.......................................    950,000    277,009
 #*  International Healthway Corp., Ltd.................    594,656    123,905
 #*  Interra Resources, Ltd.............................    396,000    115,649
     IPC Corp., Ltd.....................................  4,265,000    522,108
 #   ISDN Holdings, Ltd.................................    293,000     94,662
     Isetan Singapore, Ltd..............................    122,500    479,664
 #*  Jiutian Chemical Group, Ltd........................ 10,128,000    543,535
 #*  Jurong Technologies Industrial Corp., Ltd..........  2,227,680         --
     k1 Ventures, Ltd...................................  5,098,500    837,159
 #   Keppel Infrastructure Trust........................  1,354,000  1,123,012
     Keppel Telecommunications & Transportation, Ltd....  1,409,600  1,922,028
     Koh Brothers Group, Ltd............................  1,432,000    360,902
 #   KSH Holdings, Ltd..................................     52,000     22,447
     LCD Global Investments, Ltd........................  3,569,504    839,853
     Lee Kim Tah Holdings, Ltd..........................  1,600,000  1,148,688
 *   Li Heng Chemical Fibre Technologies, Ltd...........  2,053,000    148,112
     Lian Beng Group, Ltd...............................  2,061,000  1,185,210
 #*  Linc Energy, Ltd...................................  1,982,517  1,978,186
 #*  LionGold Corp., Ltd................................  2,818,000    177,779
     Low Keng Huat Singapore, Ltd.......................    916,000    498,314
     Lum Chang Holdings, Ltd............................  1,094,030    337,226
     M1, Ltd............................................    875,000  2,621,760
 #   Marco Polo Marine, Ltd.............................    963,000    269,061
     mDR, Ltd...........................................  3,997,000     25,632
 *   Mercator Lines Singapore, Ltd......................    555,000     38,224
 #   Mermaid Maritime PCL...............................  1,439,000    504,790
 #   Metro Holdings, Ltd................................  2,085,792  1,548,963
     Mewah International, Inc...........................  1,496,000    508,448
 #   Midas Holdings, Ltd................................  8,177,000  2,843,702
     Nam Cheong, Ltd....................................  7,126,740  2,618,344
 #*  Neptune Orient Lines, Ltd..........................     97,000     73,699
     New Toyo International Holdings, Ltd...............  1,624,000    372,512
 #   NSL, Ltd...........................................    422,000    579,267
 *   Oceanus Group, Ltd................................. 13,109,000    220,105
 #   OSIM International, Ltd............................  1,689,000  3,874,387
 #   Otto Marine, Ltd................................... 10,983,500    628,538

                                     1747

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 SINGAPORE -- (Continued)
 #   OUE Hospitality Trust..............................    310,500 $   225,311
 #   OUE, Ltd...........................................  1,863,000   3,648,413
 #   Oxley Holdings, Ltd................................    893,000     473,119
 #   Pan-United Corp., Ltd..............................  2,006,000   1,706,086
     PEC, Ltd...........................................     47,000      21,082
     Penguin International, Ltd.........................  1,320,000     242,835
     Petra Foods, Ltd...................................    804,000   2,536,470
     Popular Holdings, Ltd..............................  2,763,650     574,622
     QAF, Ltd...........................................  1,244,080     864,388
 #*  Raffles Education Corp., Ltd.......................  4,299,710   1,320,140
 #   Raffles Medical Group, Ltd.........................    586,437   1,834,647
     Rickmers Maritime..................................    888,000     213,574
     Rotary Engineering, Ltd............................  1,463,600     869,692
     Roxy-Pacific Holdings, Ltd.........................    297,500     135,754
 *   S I2I, Ltd......................................... 17,004,000      95,413
     San Teh, Ltd.......................................    862,087     207,591
 *   Sapphire Corp., Ltd................................    442,000      29,416
     SBS Transit, Ltd...................................    953,500   1,300,715
 #   See Hup Seng, Ltd..................................  2,372,000     555,639
     Sheng Siong Group, Ltd.............................  1,301,000     738,968
     Sim Lian Group, Ltd................................  2,281,855   1,574,838
     Sinarmas Land, Ltd.................................  5,838,000   3,092,825
     Sing Holdings, Ltd.................................  1,134,000     344,356
     Sing Investments & Finance, Ltd....................    297,675     320,614
     Singapore Post, Ltd................................  8,334,120  11,722,022
     Singapore Reinsurance Corp., Ltd...................  1,514,530     358,124
     Singapore Shipping Corp., Ltd......................  1,689,000     350,130
     Singapura Finance, Ltd.............................    174,062     214,324
 #*  Sino Grandness Food Industry Group, Ltd............  2,157,000   1,171,854
 #   SMRT Corp., Ltd....................................  2,379,000   3,009,402
     Stamford Land Corp., Ltd...........................  3,282,000   1,697,122
     Straco Corp., Ltd..................................    130,000      84,029
     Sunningdale Tech, Ltd..............................  3,592,000     589,529
 #*  SunVic Chemical Holdings, Ltd......................  2,038,000     829,568
 #   Super Group, Ltd...................................  2,520,000   2,965,960
 #   Swiber Holdings, Ltd...............................  3,974,000   1,663,954
     Swissco Holdings, Ltd..............................    649,500     476,012
 #   Tat Hong Holdings, Ltd.............................  2,072,800   1,457,252
     Thakral Corp., Ltd.................................  5,601,000     124,641
     Tiong Woon Corp. Holding, Ltd......................  2,152,250     584,111
 #   Triyards holdings, Ltd.............................    348,900     207,515
 *   TT International, Ltd..............................    409,000      56,310
 #   Tuan Sing Holdings, Ltd............................  4,139,583   1,323,276
 #   UMS Holdings, Ltd..................................  1,889,000     945,829
 #   United Engineers, Ltd..............................  2,803,028   5,378,221
 #   United Envirotech, Ltd.............................  3,012,000   3,296,910
     United Overseas Insurance, Ltd.....................    187,250     682,173
 #   UOB-Kay Hian Holdings, Ltd.........................  1,876,435   2,440,473
 #   UPP Holdings, Ltd..................................  3,060,000     695,455
 #*  Vard Holdings, Ltd.................................  4,053,000   3,510,337
     Venture Corp., Ltd.................................  1,669,000  10,835,579
 *   Vibrant Group, Ltd.................................  9,159,901     886,818
     Vicom, Ltd.........................................    120,000     636,304

                                     1748

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES       VALUE++
                                                        ---------- --------------
SINGAPORE -- (Continued)
    Wee Hur Holdings, Ltd..............................  2,749,000 $      890,998
#   Wheelock Properties Singapore, Ltd.................  1,210,000      1,834,898
    Wing Tai Holdings, Ltd.............................  2,843,567      4,487,226
    Xpress Holdings, Ltd...............................  1,281,000         16,369
#   Yeo Hiap Seng, Ltd.................................    223,731        381,136
    YHI International, Ltd.............................  1,174,000        229,508
#   Yongnam Holdings, Ltd..............................  8,173,000      1,534,925
                                                                   --------------
TOTAL SINGAPORE........................................               195,580,172
                                                                   --------------
TOTAL COMMON STOCKS....................................             1,509,375,547
                                                                   --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights....     81,336             --
*   Ramelius Resources, Ltd............................    189,104          1,406
                                                                   --------------
TOTAL AUSTRALIA........................................                     1,406
                                                                   --------------
SINGAPORE -- (0.0%)
*   Global Yellow Pages, Ltd. Warrant 06/25/19.........    448,500          2,517
*   Technics Oil & Gas, Ltd. Warrants 12/09/16.........     16,800          5,454
                                                                   --------------
TOTAL SINGAPORE........................................                     7,971
                                                                   --------------
TOTAL RIGHTS/WARRANTS..................................                     9,377
                                                                   --------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- --------------
SECURITIES LENDING COLLATERAL -- (20.5%)
(S)@ DFA Short Term Investment Fund                     33,620,097    388,984,520
                                                                   --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,772,592,332)^^..............................            $1,898,369,444
                                                                   ==============

                                     1749

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $1,100,487 $  799,686,722   --    $  800,787,209
   China......................         --      1,076,205   --         1,076,205
   Hong Kong..................    824,414    382,312,251   --       383,136,665
   New Zealand................         --    128,795,296   --       128,795,296
   Singapore..................    741,910    194,838,262   --       195,580,172
Rights/Warrants
   Australia..................         --          1,406   --             1,406
   Singapore..................         --          7,971   --             7,971
Securities Lending Collateral.         --    388,984,520   --       388,984,520
                               ---------- --------------   --    --------------
TOTAL                          $2,666,811 $1,895,702,633   --    $1,898,369,444
                               ========== ==============   ==    ==============

                                     1750

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (24.6%)
    4imprint Group P.L.C...............................     98,614 $ 1,180,381
    888 Holdings P.L.C.................................    936,528   1,870,877
*   Aga Rangemaster Group P.L.C........................    453,866   1,209,629
    Barratt Developments P.L.C.........................  4,041,550  23,709,703
    Bellway P.L.C......................................    652,849  16,571,223
    Berkeley Group Holdings P.L.C......................    652,989  26,881,670
    Betfair Group P.L.C................................    149,517   2,630,862
    Bloomsbury Publishing P.L.C........................    283,806     843,823
    Boot Henry P.L.C...................................    432,804   1,351,800
    Bovis Homes Group P.L.C............................    875,787  11,253,004
#   Bwin.Party Digital Entertainment P.L.C.............  2,936,708   4,236,117
*   Carpetright P.L.C..................................     13,426     118,654
#   Centaur Media P.L.C................................    556,967     570,591
    Chime Communications P.L.C.........................    347,767   1,912,055
    Cineworld Group P.L.C..............................  1,100,456   5,979,541
    Connect Group P.L.C................................    998,228   2,597,083
    Creston P.L.C......................................     22,394      39,385
    Daily Mail & General Trust P.L.C...................  1,341,976  18,919,532
    Darty P.L.C........................................  1,297,119   1,739,190
    Debenhams P.L.C....................................  6,498,732   7,223,475
    Dignity P.L.C......................................    245,594   5,720,981
*   Dixons Retail P.L.C................................ 18,181,138  15,806,342
    Domino's Pizza Group P.L.C.........................    628,393   5,792,164
    Dunelm Group P.L.C.................................    302,903   4,250,638
*   Enterprise Inns P.L.C..............................  2,687,428   5,664,687
    Euromoney Institutional Investor P.L.C.............    295,537   5,400,612
*   Findel P.L.C.......................................    313,743   1,349,196
*   Forminster P.L.C...................................     43,333          --
    Fuller Smith & Turner..............................    137,316   2,136,387
    Future P.L.C.......................................  1,301,863     188,945
#   Games Workshop Group P.L.C.........................    101,889   1,064,764
    Greene King P.L.C..................................  1,421,372  19,765,002
    Halfords Group P.L.C...............................  1,101,757   8,890,638
    Headlam Group P.L.C................................    337,290   2,290,279
    Home Retail Group P.L.C............................  4,196,363  11,721,381
*   Hornby P.L.C.......................................    154,220     174,732
    Howden Joinery Group P.L.C.........................  3,305,940  18,876,501
    Huntsworth P.L.C...................................    971,327     822,802
    Inchcape P.L.C.....................................  2,319,770  25,056,886
    Informa P.L.C......................................  3,121,619  25,613,722
    ITE Group P.L.C....................................  1,144,948   3,866,405
    J D Wetherspoon P.L.C..............................    501,603   6,284,260
    JD Sports Fashion P.L.C............................    480,052   3,070,984
    John Menzies P.L.C.................................    253,102   2,850,963
*   Johnston Press P.L.C...............................  1,039,980      76,676
    Ladbrokes P.L.C....................................  4,483,503   9,946,650
    Laura Ashley Holdings P.L.C........................  1,517,420     634,993
    Lookers P.L.C......................................  1,699,510   3,802,673
    Marston's P.L.C....................................  3,122,248   7,555,850
*   Mecom Group P.L.C..................................    477,516   1,211,126
    Millennium & Copthorne Hotels P.L.C................  1,048,561  10,350,534

                                     1751

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
*   Mitchells & Butlers P.L.C..........................  1,030,286 $  6,486,537
    MJ Gleeson Group P.L.C.............................    195,875    1,240,838
#*  Mothercare P.L.C...................................    266,771    1,082,060
    N Brown Group P.L.C................................    874,754    6,356,242
*   Ocado Group P.L.C..................................     32,320      182,804
    Pendragon P.L.C....................................  4,395,240    2,334,476
*   Perform Group P.L.C................................    108,673      388,704
    Persimmon P.L.C....................................    560,569   11,806,425
    Photo-Me International P.L.C.......................    338,001      823,099
*   Puma Brandenburg, Ltd..............................    119,000           --
*   Puma Brandenburg, Ltd. A Shares....................    119,000           --
#*  Punch Taverns P.L.C................................  2,668,837      412,280
    Rank Group P.L.C...................................    104,240      286,922
    Redrow P.L.C.......................................  1,505,347    6,211,511
    Restaurant Group P.L.C. (The)......................  1,001,808   10,380,053
    Rightmove P.L.C....................................    466,340   17,860,517
    Spirit Pub Co. P.L.C...............................  3,103,818    3,826,249
*   Sportech P.L.C.....................................    384,214      559,985
*   Sports Direct International P.L.C..................     63,164      709,732
    STV Group P.L.C....................................      4,868       29,993
*   SuperGroup P.L.C...................................    203,095    3,487,714
    Taylor Wimpey P.L.C................................ 15,614,170   29,185,517
    Ted Baker P.L.C....................................    145,679    4,186,182
*   Thomas Cook Group P.L.C............................  7,517,966   15,465,741
    Topps Tiles P.L.C..................................    829,659    1,483,861
*   Torotrak P.L.C.....................................     42,953       13,567
*   Trinity Mirror P.L.C...............................  1,688,565    5,632,064
    TUI Travel P.L.C...................................    279,182    1,704,190
    UBM P.L.C..........................................  1,220,974   12,725,245
    UTV Media P.L.C....................................    461,323    1,703,522
    Vitec Group P.L.C. (The)...........................    164,847    1,573,613
    WH Smith P.L.C.....................................    711,405   13,538,417
    William Hill P.L.C.................................  3,678,697   21,804,884
    Wilmington Group P.L.C.............................    346,234    1,140,378
                                                                   ------------
Total Consumer Discretionary...........................             525,699,690
                                                                   ------------
Consumer Staples -- (4.3%)
    A.G. BARR P.L.C....................................    427,802    4,779,614
    Anglo-Eastern Plantations P.L.C....................    108,153    1,228,946
    Booker Group P.L.C.................................  7,511,637   15,809,184
    Britvic P.L.C......................................  1,264,448   14,941,948
    Cranswick P.L.C....................................    264,392    5,634,013
    Dairy Crest Group P.L.C............................    747,197    5,288,218
    Devro P.L.C........................................    891,696    3,841,349
    Greencore Group P.L.C..............................  2,335,961   10,413,482
    Greggs P.L.C.......................................    541,226    4,769,450
    Hilton Food Group P.L.C............................     24,794      198,306
    McBride P.L.C......................................    855,515    1,377,577
*   Premier Foods P.L.C................................  2,951,877    2,088,763
#   PZ Cussons P.L.C...................................  1,329,597    7,908,286
    REA Holdings P.L.C.................................     50,639      393,270
    Tate & Lyle P.L.C..................................  1,155,924   12,135,547

                                     1752

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Consumer Staples -- (Continued)
#*  Thorntons P.L.C....................................   274,658 $    511,260
                                                                  ------------
Total Consumer Staples.................................             91,319,213
                                                                  ------------
Energy -- (5.4%)
*   Afren P.L.C........................................ 5,639,345   10,453,866
    AMEC P.L.C......................................... 1,114,094   21,326,831
    Anglo Pacific Group P.L.C..........................   484,070    1,537,068
*   Cairn Energy P.L.C................................. 2,601,577    7,720,268
*   EnQuest P.L.C...................................... 3,606,671    8,228,274
*   Exillon Energy P.L.C...............................   226,286      574,928
    Fortune Oil P.L.C.................................. 6,238,485    1,079,574
*   Hardy Oil & Gas P.L.C..............................    74,781      141,434
    Hunting P.L.C......................................   639,376    9,358,876
    James Fisher & Sons P.L.C..........................   221,903    4,916,464
#*  JKX Oil & Gas P.L.C................................   456,676      330,465
    John Wood Group P.L.C.............................. 1,771,267   22,326,549
#*  Lamprell P.L.C..................................... 1,307,475    3,341,682
    Premier Oil P.L.C.................................. 2,527,814   13,699,489
*   Salamander Energy P.L.C............................ 1,063,663    2,016,887
    Soco International P.L.C........................... 1,018,017    7,369,895
                                                                  ------------
Total Energy...........................................            114,422,550
                                                                  ------------
Financials -- (14.2%)
    Amlin P.L.C........................................ 2,613,209   20,077,518
#   Ashmore Group P.L.C................................ 1,839,927   10,938,593
    Bank of Georgia Holdings P.L.C.....................   131,549    5,392,162
    Beazley P.L.C...................................... 2,627,389   10,790,698
    Brewin Dolphin Holdings P.L.C...................... 1,367,522    6,900,633
    Capital & Counties Properties P.L.C................   474,174    2,560,508
    Capital & Regional P.L.C........................... 2,692,546    2,082,983
    Catlin Group, Ltd.................................. 1,827,706   15,507,325
    Charles Stanley Group P.L.C........................   126,349      747,261
    Charles Taylor P.L.C...............................   139,215      562,062
    Chesnara P.L.C.....................................   578,859    3,029,490
    Close Brothers Group P.L.C.........................   777,213   16,609,447
*   Coalfield Resources P.L.C..........................   268,451       27,437
    Daejan Holdings P.L.C..............................    32,083    2,582,179
    Development Securities P.L.C.......................   580,091    2,046,351
    Hansard Global P.L.C...............................    16,468       25,266
    Helical Bar P.L.C..................................   668,916    3,857,241
    Henderson Group P.L.C.............................. 5,474,033   22,377,057
    Hiscox, Ltd........................................ 1,645,320   18,704,846
    ICAP P.L.C......................................... 2,874,272   16,809,099
    IG Group Holdings P.L.C............................ 1,870,679   19,217,586
*   Industrial & Commercial Holdings P.L.C.............     5,000           --
    Intermediate Capital Group P.L.C...................   572,350    3,877,428
    International Personal Finance P.L.C...............   690,825    6,419,699
*   IP Group P.L.C..................................... 1,306,305    3,992,965
    Jardine Lloyd Thompson Group P.L.C.................   629,508   10,900,844
    Jupiter Fund Management P.L.C...................... 1,541,405    9,913,771
    Lancashire Holdings, Ltd...........................   912,700    9,430,207
    Liontrust Asset Management P.L.C...................    16,102       66,303

                                     1753

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Financials -- (Continued)
    LSL Property Services P.L.C........................   202,729 $  1,270,830
    Man Group P.L.C.................................... 9,800,117   19,587,130
    Novae Group P.L.C..................................   281,719    2,613,306
    Phoenix Group Holdings.............................   671,770    7,925,458
*   Quintain Estates & Development P.L.C............... 2,680,731    3,982,952
    Rathbone Brothers P.L.C............................   165,692    5,666,444
*   Raven Russia, Ltd..................................   932,253    1,091,554
*   Renovo Group P.L.C.................................    87,461       23,794
    S&U P.L.C..........................................    21,140      641,500
    Savills P.L.C......................................   642,124    6,434,162
    St James's Place P.L.C.............................   793,110    9,694,110
    ST Modwen Properties P.L.C.........................   957,652    5,987,855
    Tullett Prebon P.L.C............................... 1,098,479    4,577,816
    Unite Group P.L.C. (The)........................... 1,059,448    7,250,618
*   Waterloo Investment Holdings, Ltd..................     5,979          707
                                                                  ------------
Total Financials.......................................            302,195,195
                                                                  ------------
Health Care -- (3.3%)
#*  Alizyme P.L.C......................................   660,805           --
    Bioquell P.L.C.....................................    90,893      146,587
*   BTG P.L.C.......................................... 1,781,080   18,187,483
    Consort Medical P.L.C..............................   146,340    2,243,097
    Dechra Pharmaceuticals P.L.C.......................   429,068    5,013,704
    Genus P.L.C........................................   281,441    4,969,283
    Hikma Pharmaceuticals P.L.C........................   713,706   21,626,315
*   Optos P.L.C........................................   109,965      348,185
*   Oxford Biomedica P.L.C............................. 2,821,652      139,489
*   Skyepharma P.L.C...................................   153,594      630,192
    Synergy Health P.L.C...............................   300,498    6,896,939
    UDG Healthcare P.L.C............................... 1,054,651    6,322,361
*   Vectura Group P.L.C................................ 1,829,761    4,358,024
                                                                  ------------
Total Health Care......................................             70,881,659
                                                                  ------------
Industrials -- (25.1%)
    Air Partner P.L.C..................................    39,319      221,334
    Alumasc Group......................................   124,366      233,138
    Ashtead Group P.L.C................................ 1,924,076   28,862,381
    Avon Rubber P.L.C..................................    60,500      672,997
    Balfour Beatty P.L.C............................... 3,596,658   14,434,378
    BBA Aviation P.L.C................................. 2,792,163   14,978,395
    Berendsen P.L.C....................................   832,065   14,675,149
    Bodycote P.L.C..................................... 1,253,236   14,647,173
    Braemar Shipping Services P.L.C....................    83,345      700,867
    Brammer P.L.C......................................   466,539    3,371,368
#   Camellia P.L.C.....................................     2,481      436,416
    Cape P.L.C.........................................   630,318    3,014,713
    Carillion P.L.C.................................... 2,342,316   13,173,368
    Carr's Milling Industries P.L.C....................    35,419    1,090,073
    Castings P.L.C.....................................   162,757    1,414,996
    Chemring Group P.L.C............................... 1,217,006    4,162,010
    Clarkson P.L.C.....................................    67,965    2,514,500
    Cobham P.L.C....................................... 5,618,202   27,720,366

                                     1754

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Industrials -- (Continued)
    Communisis P.L.C................................... 1,047,623 $ 1,086,725
#   Costain Group P.L.C................................   229,460   1,015,126
    DCC P.L.C..........................................   431,941  24,644,086
    De La Rue P.L.C....................................   406,972   5,005,328
    Dialight P.L.C.....................................    50,553     787,366
    Diploma P.L.C......................................   593,739   6,409,785
    easyJet P.L.C......................................   107,196   2,336,363
    Fenner P.L.C.......................................   960,636   5,522,314
*   Firstgroup P.L.C................................... 5,556,632  11,813,763
    Galliford Try P.L.C................................   381,660   8,175,484
    Go-Ahead Group P.L.C...............................   224,275   8,318,127
    Goodwin P.L.C......................................       383      24,037
    Grafton Group P.L.C................................   542,166   5,254,272
    Harvey Nash Group P.L.C............................    46,693      80,408
    Hays P.L.C......................................... 7,127,281  14,612,495
    Hogg Robinson Group P.L.C..........................   134,014     138,941
    Homeserve P.L.C.................................... 1,419,035   7,169,319
    Hyder Consulting P.L.C.............................   178,009   1,928,482
    Interserve P.L.C...................................   722,721   7,752,639
    Keller Group P.L.C.................................   333,468   4,876,276
    Kentz Corp., Ltd...................................   240,448   3,765,628
    Kier Group P.L.C...................................   230,156   6,778,977
    Latchways P.L.C....................................    36,248     636,200
    Lavendon Group P.L.C...............................   794,539   2,840,510
    Management Consulting Group P.L.C.................. 1,519,596     569,677
    Mears Group P.L.C..................................   524,161   4,106,333
    Meggitt P.L.C......................................   158,336   1,355,760
    Melrose Industries P.L.C........................... 3,891,876  17,238,609
    Michael Page International P.L.C................... 1,381,830   9,930,066
    Mitie Group P.L.C.................................. 1,953,183  10,028,331
    Morgan Advanced Materials P.L.C.................... 1,478,838   7,803,577
#   Morgan Sindall Group P.L.C.........................   191,310   2,584,912
    National Express Group P.L.C....................... 2,267,471   9,988,633
    Norcros P.L.C......................................   127,268      37,602
    Northgate P.L.C....................................   752,381   6,249,548
    PayPoint P.L.C.....................................   200,421   3,541,461
    QinetiQ Group P.L.C................................ 3,181,899  11,088,895
    Redde P.L.C........................................    63,148      58,724
    Regus P.L.C........................................ 3,367,250   9,846,679
*   Renold P.L.C.......................................   193,435     201,713
    Rentokil Initial P.L.C............................. 9,115,494  18,176,478
    Ricardo P.L.C......................................   269,498   2,920,210
    Robert Walters P.L.C...............................   387,999   2,049,572
    Rotork P.L.C.......................................   387,848  18,050,752
    RPS Group P.L.C.................................... 1,266,580   5,464,535
    Senior P.L.C....................................... 2,184,597   9,665,785
#   Serco Group P.L.C.................................. 1,965,238  11,992,935
*   Severfield P.L.C................................... 1,288,936   1,315,828
    Shanks Group P.L.C................................. 2,320,284   4,215,244
    SIG P.L.C.......................................... 3,111,040   8,763,207
    Speedy Hire P.L.C.................................. 2,929,516   2,604,476
    Spirax-Sarco Engineering P.L.C.....................   381,547  17,479,261
    St Ives P.L.C......................................   672,895   2,411,059

                                     1755

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Industrials -- (Continued)
    Stagecoach Group P.L.C............................. 2,248,039 $ 13,441,608
    Sthree P.L.C.......................................   362,549    2,190,157
    Stobart Group, Ltd.................................   487,230    1,034,647
    T Clarke P.L.C.....................................   147,457      168,959
    Tarsus Group P.L.C.................................   208,165      757,171
    Tribal Group P.L.C.................................   156,581      434,134
#   Trifast P.L.C......................................   455,611      870,821
    UK Mail Group P.L.C................................   197,261    1,981,304
    Ultra Electronics Holdings P.L.C...................   351,758   10,486,040
    Vesuvius P.L.C..................................... 1,449,566   11,346,651
#   Volex P.L.C........................................   317,928      431,612
    Vp P.L.C...........................................   167,297    1,807,695
*   Wincanton P.L.C....................................   545,129    1,337,402
    WS Atkins P.L.C....................................   523,508   11,738,007
#   XP Power, Ltd......................................    75,669    1,914,121
                                                                  ------------
Total Industrials......................................            536,976,464
                                                                  ------------
Information Technology -- (8.0%)
    Acal P.L.C.........................................   209,458      763,621
    Anite P.L.C........................................ 1,544,787    2,338,603
    Aveva Group P.L.C..................................   128,542    4,337,260
    Computacenter P.L.C................................   432,583    4,430,679
    CSR P.L.C..........................................   916,815    8,154,465
    Domino Printing Sciences P.L.C.....................   548,653    5,689,425
    E2V Technologies P.L.C.............................   532,865    1,413,999
    Electrocomponents P.L.C............................ 2,242,155    8,973,469
    Fidessa Group P.L.C................................   167,899    5,902,767
*   Filtronic P.L.C....................................     4,262        1,874
    Halma P.L.C........................................ 1,927,425   18,271,023
#*  Imagination Technologies Group P.L.C...............   459,254    1,369,146
    Innovation Group P.L.C............................. 5,126,744    2,679,866
*   Kofax, Ltd.........................................   165,707    1,176,768
    Laird P.L.C........................................ 1,432,394    6,958,866
    Micro Focus International P.L.C....................   709,995   10,160,208
    Moneysupermarket.com Group P.L.C................... 1,209,681    3,785,408
    NCC Group P.L.C....................................   298,240    1,058,754
    Oxford Instruments P.L.C...........................   181,921    3,857,842
    Pace P.L.C......................................... 1,500,468    8,068,101
    Phoenix IT Group, Ltd..............................   204,614      311,193
    Playtech P.L.C.....................................   687,356    7,105,179
    Premier Farnell P.L.C.............................. 1,936,840    5,887,155
    PV Crystalox Solar P.L.C...........................   147,995       42,698
    Renishaw P.L.C.....................................   188,423    5,875,695
    RM P.L.C...........................................   326,463      883,966
*   SDL P.L.C..........................................   370,539    1,988,644
    Sepura P.L.C.......................................   237,115      586,311
    Spectris P.L.C.....................................   601,319   19,342,169
    Spirent Communications P.L.C....................... 2,864,650    4,962,786
    Telecity Group P.L.C...............................   981,899   13,132,283
    TT electronics P.L.C...............................   841,331    2,623,834
    Vislink P.L.C......................................   205,607      148,368
*   Wolfson Microelectronics P.L.C.....................   504,759    1,965,608
    Xaar P.L.C.........................................   275,443    2,555,814

                                     1756

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 Information Technology -- (Continued)
     Xchanging P.L.C..................................  1,319,484 $  3,919,499
                                                                  ------------
 Total Information Technology.........................             170,723,346
                                                                  ------------
 Materials -- (7.0%)
     African Barrick Gold P.L.C.......................    537,038    2,370,420
     Alent P.L.C......................................  1,397,904    7,887,781
     British Polythene Industries P.L.C...............    137,680    1,481,641
     Carclo P.L.C.....................................    200,519      391,687
 *   Centamin P.L.C...................................  5,166,704    6,285,971
     Croda International P.L.C........................    442,133   15,636,334
     DS Smith P.L.C...................................  4,875,734   21,500,975
     Elementis P.L.C..................................  2,403,235   10,917,931
     Essentra P.L.C...................................  1,148,952   14,886,559
     Evraz P.L.C......................................    799,386    1,289,170
     Ferrexpo P.L.C...................................    955,423    2,158,543
 *   Gem Diamonds, Ltd................................    511,279    1,675,596
     Hill & Smith Holdings P.L.C......................    429,023    3,672,819
 #*  Hochschild Mining P.L.C..........................    679,617    1,866,517
 *   International Ferro Metals, Ltd..................    447,220       56,207
 *   Kazakhmys P.L.C..................................    679,153    3,707,237
 #*  Lonmin P.L.C.....................................  2,202,370    8,444,626
     Low & Bonar P.L.C................................  1,111,731    1,643,410
     Marshalls P.L.C..................................    873,938    2,366,230
     Mondi P.L.C......................................    141,738    2,482,394
 *   Petra Diamonds, Ltd..............................  1,399,780    4,710,151
 *   Petropavlovsk P.L.C..............................    991,037      565,340
     RPC Group P.L.C..................................    866,421    8,536,583
     Synthomer P.L.C..................................  1,278,510    4,580,509
     Vedanta Resources P.L.C..........................    480,809    8,482,329
     Victrex P.L.C....................................    399,976   10,787,849
     Zotefoams P.L.C..................................     96,852      380,578
                                                                  ------------
 Total Materials......................................             148,765,387
                                                                  ------------
 Telecommunication Services -- (2.8%)
     Cable & Wireless Communications P.L.C............ 12,121,745    9,590,433
 *   Colt Group SA....................................  1,528,694    3,738,266
     Inmarsat P.L.C...................................  2,296,017   28,161,681
     Kcom Group P.L.C.................................  3,046,991    5,149,074
     TalkTalk Telecom Group P.L.C.....................  2,682,549   14,225,673
                                                                  ------------
 Total Telecommunication Services.....................              60,865,127
                                                                  ------------
 Utilities -- (2.7%)
     Dee Valley Group P.L.C...........................     12,109      282,073
     Drax Group P.L.C.................................  2,103,725   24,747,197
     Pennon Group P.L.C...............................  2,007,940   27,547,965

                                     1757

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
Utilities -- (Continued)
     Telecom Plus P.L.C..............................   227,031 $    5,317,445
                                                                --------------
Total Utilities......................................               57,894,680
                                                                --------------
TOTAL COMMON STOCKS..................................            2,079,743,311
                                                                --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)      VALUE+
                                                      --------- --------------
SECURITIES LENDING COLLATERAL -- (2.6%)
(S)@ DFA Short Term Investment Fund.................. 4,769,845     55,187,110
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,496,958,104)^^............................           $2,134,930,421
                                                                ==============

                                     1758

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $2,846,140 $  522,853,550   --    $  525,699,690
   Consumer Staples...........         --     91,319,213   --        91,319,213
   Energy.....................  1,079,574    113,342,976   --       114,422,550
   Financials.................     25,266    302,169,929   --       302,195,195
   Health Care................         --     70,881,659   --        70,881,659
   Industrials................    118,010    536,858,454   --       536,976,464
   Information Technology.....         --    170,723,346   --       170,723,346
   Materials..................         --    148,765,387   --       148,765,387
   Telecommunication Services.         --     60,865,127   --        60,865,127
   Utilities..................         --     57,894,680   --        57,894,680
Securities Lending Collateral.         --     55,187,110   --        55,187,110
                               ---------- --------------   --    --------------
TOTAL......................... $4,068,990 $2,130,861,431   --    $2,134,930,421
                               ========== ==============   ==    ==============

                                     1759

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (88.7%)
   AUSTRIA -- (2.1%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   1,981,716
       AMAG Austria Metall AG...........................   2,476      88,335
       Atrium European Real Estate, Ltd................. 614,001   3,427,289
       Austria Technologie & Systemtechnik AG........... 109,393   1,263,144
       BKS Bank AG......................................   3,120      71,333
   *   BUWOG AG.........................................     768      14,787
       CA Immobilien Anlagen AG......................... 163,483   3,265,424
   #   Conwert Immobilien Invest SE..................... 147,303   1,806,607
       DO & Co. AG......................................  20,831   1,283,812
       EVN AG........................................... 164,083   2,270,601
       Flughafen Wien AG................................  48,018   4,504,698
       Frauenthal Holding AG............................   4,212      59,586
       IMMOFINANZ AG....................................  15,360      48,439
       Josef Manner & Co. AG............................     870      59,339
   #   Kapsch TrafficCom AG.............................  26,900   1,056,460
   #   Lenzing AG.......................................  51,434   3,005,038
       Mayr Melnhof Karton AG...........................  45,831   5,463,586
       Oberbank AG......................................  37,973   2,544,541
       Oesterreichische Post AG......................... 159,507   7,478,391
       Palfinger AG.....................................  58,212   1,803,753
       POLYTEC Holding AG...............................  83,703     828,210
   #   RHI AG........................................... 113,647   3,525,237
   #   Rosenbauer International AG......................  17,256   1,527,939
       S IMMO AG........................................ 286,735   2,282,694
       Schoeller-Bleckmann Oilfield Equipment AG........  53,715   6,388,582
       Semperit AG Holding..............................  50,274   2,800,646
   #   Strabag SE....................................... 102,680   2,752,284
       UNIQA Insurance Group AG......................... 407,414   5,103,406
   #   Wienerberger AG.................................. 565,653   8,490,106
   *   Wolford AG.......................................  11,252     346,024
   #   Zumtobel AG...................................... 161,140   3,312,283
                                                                 -----------
   TOTAL AUSTRIA........................................          78,854,290
                                                                 -----------
   BELGIUM -- (2.9%)
   *   Ablynx NV........................................ 249,312   2,934,674
       Ackermans & van Haaren NV........................ 119,771  14,510,091
   *   AGFA-Gevaert NV.................................. 948,562   2,833,895
       Arseus NV........................................ 112,324   6,060,708
   #   Atenor Group.....................................   6,182     317,789
       Banque Nationale de Belgique.....................     970   4,496,466
   #   Barco NV.........................................  60,150   4,431,104
   #   Cie d'Entreprises CFE............................  41,428   4,063,037
   *   Cie Immobiliere de Belgique SA...................  13,051     739,173
       Cie Maritime Belge SA............................  66,098   1,547,183
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     332,782
   #   D'ieteren SA..................................... 129,060   5,444,989
       Deceuninck NV.................................... 364,236     915,034
   #   Econocom Group................................... 304,215   2,769,357
       Elia System Operator SA.......................... 137,427   6,689,929
   #*  Euronav NV....................................... 127,437   1,541,449

                                     1760

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   BELGIUM -- (Continued)
   #   EVS Broadcast Equipment SA.......................  60,843 $  3,113,419
       Exmar NV......................................... 150,825    2,328,019
   *   Floridienne SA...................................     868       90,078
       Gimv NV..........................................  13,949      683,246
   *   Hamon & CIE SA...................................   4,508       90,301
   *   Ion Beam Applications............................  96,073    1,447,252
       Jensen-Group NV..................................  13,482      254,774
       Kinepolis Group NV...............................  97,910    3,800,349
   #   Lotus Bakeries...................................   1,361    1,725,683
   #*  MDxHealth........................................ 127,303      652,001
       Melexis NV.......................................  99,217    4,589,084
   *   Mobistar SA...................................... 110,435    2,200,943
   #   NV Bekaert SA.................................... 190,167    7,107,944
   #   Nyrstar NV....................................... 780,607    3,222,865
   #*  Option NV........................................ 131,335       72,230
   *   Picanol..........................................  29,777    1,131,342
   *   RealDolmen NV....................................     120            7
   *   RealDolmen NV/SA.................................   8,137      233,439
       Recticel SA...................................... 105,146    1,005,377
   *   Rentabiliweb Group...............................  18,045      204,105
   #   Resilux..........................................   4,724      651,146
   *   RHJ International SA.............................  96,684      469,497
   *   Roularta Media Group NV..........................  10,263      178,321
   *   Sapec............................................   2,832      156,704
   #   Sioen Industries NV..............................  52,140      861,445
       Sipef SA.........................................  30,617    2,474,652
       TER Beke SA......................................   2,260      175,280
   *   Tessenderlo Chemie NV............................ 134,891    3,902,990
   #*  ThromboGenics NV................................. 164,549    2,011,660
       Van de Velde NV..................................  37,238    1,968,117
   *   Viohalco SA...................................... 603,593    3,460,453
                                                                 ------------
   TOTAL BELGIUM........................................          109,890,383
                                                                 ------------
   DENMARK -- (4.7%)
   #   ALK-Abello A.S...................................  29,336    4,213,577
   *   Alm Brand A.S.................................... 484,611    2,484,221
   #   Ambu A.S. Class B................................  29,756    2,145,971
       Arkil Holding A.S. Class B.......................     504       76,200
   *   Atlantic Petroleum P/F...........................   4,328       67,492
   *   Auriga Industries A.S. Class B...................  96,829    5,202,473
   *   Bang & Olufsen A.S............................... 173,002    2,120,477
       BankNordik P/F...................................   1,753       36,738
   *   Bavarian Nordic A.S.............................. 115,443    2,364,135
   *   BoConcept Holding A.S. Class B...................   5,365      113,795
       Brodrene Hartmann A.S............................  13,977      452,468
   #   D/S Norden A.S................................... 110,869    3,395,275
       Dfds A.S.........................................  20,932    1,677,902
       Djurslands Bank A.S..............................   8,970      321,688
       East Asiatic Co., Ltd. A.S.......................  55,571      575,249
       FE Bording A.S...................................     426       78,298
   #   FLSmidth & Co. A.S............................... 225,806   11,550,486
       Fluegger A.S. Class B............................   4,198      336,754
   *   Genmab A.S....................................... 186,552    7,452,763

                                     1761

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
DENMARK -- (Continued)
    GN Store Nord A.S.................................. 772,340 $ 19,741,867
*   GPV Industri A.S. Series B.........................   2,200           --
*   Greentech Energy Systems A.S.......................  12,775       28,902
    Gronlandsbanken AB.................................   1,125      131,277
    H Lundbeck A.S.....................................  36,786      843,083
*   H+H International A.S. Class B.....................  32,853      258,652
    Harboes Bryggeri A.S. Class B......................  13,115      222,946
    IC Companys A.S....................................  35,278    1,126,086
#   Jeudan A.S.........................................   4,800      513,878
*   Jyske Bank A.S..................................... 301,282   17,097,447
    Lan & Spar Bank....................................   5,150      337,299
    NKT Holding A.S.................................... 110,421    6,941,649
    Nordjyske Bank A.S.................................  17,600      405,753
    Norresundby Bank A.S...............................   7,350      349,325
    Pandora A.S........................................     726       49,681
*   Parken Sport & Entertainment A.S...................  33,556      468,461
    PER Aarsleff A.S. Class B..........................   8,407    1,611,565
#   Ringkjoebing Landbobank A.S........................  19,595    4,109,431
    Roblon A.S. Class B................................   2,700      141,084
    Rockwool International A.S. Class B................  30,614    5,104,763
*   Royal UNIBREW......................................  45,850    6,711,092
    RTX A.S............................................   5,142       51,519
    Schouw & Co........................................  74,017    3,422,575
    SimCorp A.S........................................ 194,860    6,312,506
    Solar A.S. Class B.................................  27,205    1,945,679
    Spar Nord Bank A.S................................. 352,611    3,832,505
*   Sydbank A.S........................................ 317,330    8,686,304
    Tivoli A.S.........................................     969      542,850
#*  TK Development A.S................................. 374,839      631,740
*   Topdanmark A.S..................................... 507,925   15,662,490
#*  TopoTarget A.S..................................... 546,711      391,812
*   Topsil Semiconductor Matls......................... 886,257       92,463
#*  Torm A.S........................................... 694,424       99,814
    United International Enterprises...................   9,496    1,976,895
*   Vestas Wind Systems A.S............................ 533,999   24,076,527
#*  Vestjysk Bank A.S..................................  44,241      124,591
#*  Zealand Pharma A.S.................................  39,325      508,336
                                                                ------------
TOTAL DENMARK..........................................          179,218,809
                                                                ------------
FINLAND -- (6.3%)
    Afarak Group Oyj................................... 572,954      258,405
    Ahlstrom Oyj.......................................  48,381      515,269
#   Aktia Bank Oyj.....................................  46,494      582,004
#   Alma Media Oyj..................................... 277,852    1,131,097
    Amer Sports Oyj.................................... 566,687   11,160,383
    Apetit Oyj.........................................  19,402      468,120
    Aspo Oyj...........................................  83,365      664,167
    Atria P.L.C........................................  37,273      361,073
    Bank of Aland P.L.C. Class B.......................  22,078      326,957
    BasWare Oyj........................................  42,915    1,903,820
*   Biotie Therapies Oyj............................... 955,389      282,466
#   Cargotec Oyj....................................... 167,673    6,110,728
#   Caverion Corp...................................... 486,401    4,037,735

                                     1762

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FINLAND -- (Continued)
    Citycon Oyj........................................ 1,345,638 $ 4,941,409
    Comptel Oyj........................................   337,600     284,497
    Cramo Oyj..........................................   148,755   3,019,545
    Digia P.L.C........................................    48,912     243,022
*   Efore Oyj..........................................    24,712      22,110
    Elektrobit Oyj.....................................   265,750     889,185
    Elisa Oyj..........................................   702,558  20,123,581
    F-Secure Oyj.......................................   471,472   1,699,406
*   Finnair Oyj........................................   427,233   1,634,148
#*  Finnlines Oyj......................................   124,906   2,178,795
    Fiskars Oyj Abp....................................   196,766   4,786,652
*   GeoSentric Oyj.....................................   244,900          --
    HKScan Oyj Class A.................................   127,827     640,279
    Huhtamaki Oyj......................................   452,365  12,043,510
    Ilkka-Yhtyma Oyj...................................    61,503     194,246
#   Kemira Oyj.........................................   472,368   6,427,725
    Kesko Oyj Class B..................................   315,046  11,982,248
#   Konecranes Oyj.....................................   245,559   7,978,687
    Lassila & Tikanoja Oyj.............................   160,510   3,022,253
*   Lemminkainen Oyj...................................    26,333     503,308
    Metsa Board Oyj.................................... 1,549,706   7,365,027
    Metso Oyj..........................................   499,824  19,607,057
    Munksjo Oyj........................................    24,345     258,726
#   Neste Oil Oyj......................................   609,759  11,252,910
    Okmetic Oyj........................................    61,386     377,878
    Olvi Oyj Class A...................................    70,665   2,365,304
*   Oriola-KD Oyj Class A..............................     5,045      15,591
*   Oriola-KD Oyj Class B..............................   507,715   1,516,021
    Orion Oyj Class A..................................   130,940   4,857,211
    Orion Oyj Class B..................................   401,178  14,873,354
#*  Outokumpu Oyj......................................   841,911   6,825,480
#   Outotec Oyj........................................   697,608   7,241,609
    PKC Group Oyj......................................   109,715   3,032,307
    Ponsse Oy..........................................    31,710     512,335
#*  Poyry Oyj..........................................   194,637   1,041,036
    Raisio P.L.C. Class V..............................   541,284   2,984,262
    Ramirent Oyj.......................................   324,161   3,083,279
    Rapala VMC Oyj.....................................   113,258     787,194
*   Rautaruukki Oy.....................................   439,221   6,718,044
    Revenio Group Oyj..................................     9,732     201,135
    Saga Furs Oyj......................................    11,324     387,912
    Sanoma Oyj.........................................   355,701   2,789,969
    SRV Group P.L.C....................................     9,181      50,075
    Stockmann Oyj Abp(5462371).........................    43,914     628,123
#   Stockmann Oyj Abp(5462393).........................   139,051   1,990,752
    Technopolis Oyj....................................   421,257   2,328,989
    Teleste Oyj........................................    53,559     328,295
    Tieto Oyj..........................................   305,721   8,126,513
    Tikkurila Oyj......................................   175,018   4,422,950
    Uponor Oyj.........................................   249,785   3,848,686
#   Vacon P.L.C........................................    94,389   3,495,363
    Vaisala Oyj Class A................................    42,946   1,258,247
    Viking Line Abp....................................    10,366     225,582

                                     1763

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
#   YIT Oyj............................................   500,865 $  5,131,975
                                                                  ------------
TOTAL FINLAND                                                      240,346,021
                                                                  ------------
FRANCE -- (10.8%)
    ABC Arbitrage......................................    23,342      146,218
#*  Actia Group........................................     4,099       22,455
#*  Air France-KLM.....................................   722,730    7,810,240
    Akka Technologies SA...............................    34,093    1,189,370
    ALBIOMA............................................    97,935    2,476,306
*   Alcatel-Lucent..................................... 1,953,140    6,837,190
    Altamir............................................    81,618    1,266,504
    Alten SA...........................................    97,394    4,694,046
    Altran Technologies SA.............................   689,567    7,255,811
    April..............................................    76,998    1,722,711
#*  Archos.............................................    28,558      108,136
    Assystem...........................................    65,144    1,869,600
    Aubay..............................................    13,018      177,565
*   Audika Groupe......................................    22,298      394,095
    Aurea SA...........................................     2,850       21,033
#   Axway Software SA..................................    29,721      775,107
    Bastide le Confort Medical.........................     1,571       32,558
#*  Beneteau SA........................................   184,191    3,254,125
#   Bigben Interactive.................................    35,372      307,592
    BioMerieux.........................................    44,058    4,583,084
    Boiron SA..........................................    30,692    2,334,709
    Bonduelle S.C.A....................................    77,754    2,169,383
#   Bongrain SA........................................    34,266    2,823,758
    Burelle SA.........................................     3,866    3,311,130
#   Catering International Services....................     2,404       64,866
*   Cegedim SA.........................................    20,258      709,946
    Cegid Group........................................    22,946      926,019
#*  CGG SA.............................................   455,425    4,712,663
*   Chargeurs SA.......................................    82,616      580,747
*   Cie des Alpes......................................    22,959      488,626
    Cie Industrielle et Financiere D'Entreprises.......     1,200       95,234
*   Club Mediterranee SA...............................   107,104    3,117,078
    Derichebourg SA....................................   548,515    1,614,869
#   Devoteam SA........................................    27,431      657,798
    Eiffage SA.........................................   120,756    7,827,443
#   Electricite de Strasbourg SA.......................    21,886    3,227,085
#*  Eramet.............................................    10,808    1,348,816
*   Esso SA Francaise..................................    11,770      535,678
*   Etablissements Maurel et Prom......................   419,398    6,375,862
    Euler Hermes Group.................................    49,555    5,783,131
*   Euro Disney SCA....................................    61,062      303,317
    Eurofins Scientific SE.............................    33,112    9,872,605
#   Exel Industries Class A............................    10,680      802,062
*   Faiveley Transport SA..............................    35,342    2,532,289
    Faurecia...........................................   260,813    9,226,216
    Fimalac............................................    31,490    2,485,401
#   Fleury Michon SA...................................     6,164      453,186
*   GameLoft SE........................................   315,552    2,013,764
    Gaumont SA.........................................    13,980      712,076

                                     1764

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    GEA................................................     2,433 $   226,960
#*  GECI International.................................    59,392          --
    Gevelot SA.........................................     3,584     592,048
    GL Events..........................................    48,302   1,132,351
    Groupe Crit........................................    24,255   1,467,984
    Groupe Eurotunnel SA...............................   557,527   7,378,195
#   Groupe Flo.........................................    35,997     139,713
*   Groupe Fnac........................................    12,993     574,479
#   Groupe Gorge.......................................    16,780     372,300
*   Groupe Open........................................    27,590     365,133
#*  Groupe Steria SCA..................................   135,577   3,767,046
    Guerbet............................................    27,183   1,200,994
    Haulotte Group SA..................................    65,672   1,027,931
    Havas SA........................................... 1,237,953   9,688,057
#*  Hi-Media SA........................................   235,843     839,514
#   Ingenico...........................................   171,744  17,373,997
    Interparfums SA....................................    38,693   1,254,607
    Ipsen SA...........................................   147,762   6,566,848
    IPSOS..............................................   159,746   4,326,941
    Jacquet Metal Service..............................    60,756   1,257,306
#   Korian-Medica......................................   167,561   6,085,004
    Lagardere SCA......................................   507,104  15,096,290
    Lanson-BCC.........................................     9,093     428,711
    Laurent-Perrier....................................    12,792   1,191,483
*   Le Noble Age.......................................     2,934      70,670
    Lectra.............................................    94,714   1,016,798
    Linedata Services..................................     1,714      49,952
    LISI...............................................    17,353   2,705,512
    Maisons France Confort SA..........................    15,817     682,517
*   Manitou BF SA......................................    48,911     817,344
    Manutan International..............................    14,553     788,706
    Mersen.............................................    72,883   2,062,324
    Metropole Television SA............................   236,930   4,346,039
    MGI Coutier........................................     3,915     559,608
    Montupet...........................................    32,528   2,022,260
    Mr Bricolage.......................................    30,731     600,125
#   Naturex............................................    30,037   2,535,786
#   Neopost SA.........................................   167,752  11,778,341
*   Nexans SA..........................................   139,042   6,332,710
    Nexity SA..........................................   114,805   4,351,636
    NextRadioTV........................................    12,645     406,300
    Norbert Dentressangle SA...........................    20,989   3,082,412
*   NRJ Group..........................................    72,524     697,013
#*  Orco Property Group SA.............................   167,788      98,543
    Orpea..............................................   145,743   9,540,158
#*  Paris Orleans SA...................................     3,127      73,148
*   Parrot SA..........................................    38,572     890,220
*   Peugeot SA......................................... 1,704,758  25,426,438
#*  Pierre & Vacances SA...............................    25,931     969,575
    Plastic Omnium SA..................................   324,906   8,606,193
    PSB Industries SA..................................     8,438     479,027
    Rallye SA..........................................   106,948   5,366,117
#*  Recylex SA.........................................    83,164     265,884

                                     1765

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
    Remy Cointreau SA...................................       713 $     58,336
    Robertet SA.........................................     3,167      716,283
#   Rubis SCA...........................................   163,654    9,826,096
    Saft Groupe SA......................................   131,465    4,843,480
    Samse SA............................................     8,342    1,114,397
    Sartorius Stedim Biotech............................    10,535    1,820,033
#   SEB SA..............................................    74,410    6,031,882
    Seche Environnement SA..............................     9,167      285,460
*   Securidev SA........................................     2,500      132,323
#*  Sequana SA..........................................    88,039      317,292
    Societe d'Edition de Canal +........................   272,836    2,221,076
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco..........................................    46,150    2,679,945
    Societe Internationale de Plantations d'Heveas SA...     7,778      347,323
    Societe Marseillaise du Tunnel Prado-Carenage SA....     3,434      138,318
*   Societe pour l'Informatique Industrielle............    40,908      399,796
    Societe Television Francaise 1......................   567,362    8,367,915
#*  SOITEC.............................................. 1,185,978    3,618,645
*   Solocal Group....................................... 2,700,835    2,206,767
#   Somfy SA............................................    21,738    7,266,457
#   Sopra Group SA......................................    23,140    2,501,797
#*  Spir Communication SA...............................     4,687      105,420
    Stallergenes SA.....................................     1,368      101,268
#*  Ste Industrielle d'Aviation Latecoere SA............    37,780      550,101
#   Stef SA.............................................    29,121    2,054,361
#*  Store Electronic....................................    12,202      238,067
    Sword Group.........................................    30,562      743,537
    Synergie SA.........................................    72,705    1,731,346
*   Technicolor SA...................................... 1,146,827    8,295,961
    Teleperformance.....................................   275,593   19,147,834
    Tessi SA............................................     7,038      938,603
*   TFF Group...........................................     5,013      419,907
#*  Theolia SA..........................................   281,335      427,378
    Thermador Groupe....................................    11,363    1,185,049
    Total Gabon.........................................     1,324      723,618
    Touax SA............................................     4,773      112,156
*   Trigano SA..........................................    44,946    1,134,849
*   UBISOFT Entertainment...............................   459,542    7,689,329
    Union Financiere de France BQE SA...................    16,679      458,048
#*  Valneva SE(B03KGM0).................................    10,850       73,865
*   Valneva SE(B9B2YX8).................................   114,605      777,139
#   Vetoquinol SA.......................................    10,580      478,926
    Vicat...............................................    59,033    4,698,337
    VIEL & Cie SA.......................................   158,130      440,868
#   Vilmorin & Cie SA...................................    22,738    2,676,787
    Virbac SA...........................................    17,767    3,805,106
    VM Materiaux SA.....................................     6,914      264,561
    Vranken-Pommery Monopole SA.........................    18,881      650,845
                                                                   ------------
TOTAL FRANCE............................................            415,841,638
                                                                   ------------
GERMANY -- (12.8%)
#*  AAP Implantate AG...................................     1,361        5,220
    Aareal Bank AG......................................   423,110   17,943,897
    Adler Modemaerkte AG................................    37,209      537,659

                                     1766

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
*   ADVA Optical Networking SE.........................   189,709 $   703,501
#*  Air Berlin P.L.C...................................   167,708     291,090
#*  Aixtron SE.........................................   409,853   5,530,356
*   Aligna AG..........................................   318,087          --
    All for One Steeb AG...............................       252      11,091
    Allgeier SE........................................    26,582     527,007
    Amadeus Fire AG....................................    25,046   1,785,875
*   Analytik Jena AG...................................     5,992     111,821
*   AS Creation Tapeten................................     7,109     303,952
    Aurubis AG.........................................   153,470   7,452,318
#   Balda AG...........................................   127,634     497,709
#   Basler AG..........................................     1,494      73,771
#*  Bauer AG...........................................    49,656   1,076,798
    BayWa AG(5838057)..................................    60,753   3,017,027
    BayWa AG(5838068)..................................       124       6,353
    Bechtle AG.........................................    75,407   5,851,343
    Bertrandt AG.......................................    24,357   3,041,886
    Bijou Brigitte AG..................................    19,384   1,498,715
    Bilfinger SE.......................................    57,446   4,674,263
    Biotest AG.........................................    20,784   2,231,263
*   BKN International AG...............................    33,408          --
    Borussia Dortmund GmbH & Co. KGaA..................   274,295   1,798,439
#   CANCOM SE..........................................    63,917   2,961,873
    Carl Zeiss Meditec AG..............................   109,266   3,239,481
    CAT Oil AG.........................................    90,629   1,732,244
    Celesio AG.........................................   212,397   7,265,777
    CENIT AG...........................................    37,908     573,723
    CENTROTEC Sustainable AG...........................    43,285     925,319
    Cewe Stiftung & Co. KGAA...........................    22,058   1,488,736
*   Colonia Real Estate AG.............................     8,576      50,157
    Comdirect Bank AG..................................   179,407   1,856,147
    CompuGroup Medical AG..............................    66,821   1,662,327
#*  Constantin Medien AG...............................   351,622     591,050
    CropEnergies AG....................................   111,540     655,130
    CTS Eventim AG & Co., KGaA.........................   212,200   6,208,758
    DAB Bank AG........................................   130,043     717,542
    Data Modul AG......................................    11,455     288,954
    DEAG Deutsche Entertainment AG.....................     3,177      24,103
#   Delticom AG........................................    25,992     933,480
*   Deufol SE..........................................    76,487      86,991
    Deutsche Beteiligungs AG...........................    29,148     855,006
    Deutsche Wohnen AG................................. 1,263,844  27,346,041
    Deutz AG...........................................   440,031   3,103,623
*   Dialog Semiconductor P.L.C.........................   310,004   9,428,121
    DIC Asset AG.......................................    13,115     123,974
    DMG MORI SEIKI AG..................................   308,295   9,417,128
    Dr Hoenle AG.......................................    21,610     448,806
    Draegerwerk AG & Co. KGaA..........................     6,384     504,900
    Drillisch AG.......................................   228,312   8,547,066
    Duerr AG...........................................   116,560   8,879,022
    Eckert & Ziegler AG................................    17,884     567,415
    Elmos Semiconductor AG.............................    49,157     888,287
    ElringKlinger AG...................................   151,212   5,454,662

                                     1767

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
      Erlus AG.........................................     2,970 $   207,241
  #*  Euromicron AG....................................    33,718     609,731
  #*  Evotec AG........................................ 1,160,396   6,230,989
      Fielmann AG......................................    36,883   4,656,345
  *   First Sensor AG..................................    19,888     291,044
      Francotyp-Postalia Holding AG Class A............    53,729     311,806
      Freenet AG.......................................   498,012  13,140,800
      Fuchs Petrolub SE................................   179,220   7,169,471
  *   GAGFAH SA........................................   281,532   4,934,387
      Gerresheimer AG..................................   151,437  10,453,664
      Gerry Weber International AG.....................   104,086   4,736,264
      Gesco AG.........................................    14,980   1,464,046
      GFK SE...........................................    72,504   3,286,631
      GFT Technologies AG..............................    79,714     990,801
      Grammer AG.......................................    62,474   3,055,599
      Grenkeleasing AG.................................    32,703   3,392,860
  #*  H&R AG...........................................    50,783     485,046
  #   Hamburger Hafen und Logistik AG..................    85,430   2,200,948
  *   Hansa Group AG...................................   146,815      57,012
  #   Hawesko Holding AG...............................    20,064   1,139,826
  #*  Heidelberger Druckmaschinen AG................... 1,168,180   3,818,692
      Highlight Communications AG......................    98,062     451,394
      Homag Group AG...................................    28,046     999,185
      Hornbach Baumarkt AG.............................     1,471      62,918
      Indus Holding AG.................................   109,925   5,776,946
  #   Init Innovation In Traffic Systems AG............    13,051     337,262
  #*  Intershop Communications AG......................    62,598     111,534
      Isra Vision AG...................................    15,060     940,024
      Jenoptik AG......................................   223,167   2,960,091
  *   Joyou AG.........................................    18,024     267,768
      K+S AG...........................................    46,883   1,436,570
  *   Kampa AG.........................................     7,101         124
  *   Kloeckner & Co. SE...............................   520,355   6,768,233
  *   Koenig & Bauer AG................................    25,243     346,963
  *   Kontron AG.......................................   247,150   1,558,058
      Krones AG........................................    72,618   7,036,759
      KSB AG...........................................     3,584   2,416,909
  #   KUKA AG..........................................   130,343   7,228,188
  #   KWS Saat AG......................................    16,490   5,801,851
      Leifheit AG......................................    12,500     635,700
      Leoni AG.........................................   160,146  10,944,341
  #   LPKF Laser & Electronics AG......................   116,440   2,062,255
  #*  Manz AG..........................................    12,497   1,156,212
  #*  MasterFlex SE....................................    19,347     185,204
  *   Mediclin AG......................................   119,554     605,378
  *   Medigene AG......................................    26,818     172,120
      MLP AG...........................................   216,957   1,448,934
  #   Mobotix AG.......................................    13,963     165,502
  *   Morphosys AG.....................................     9,273     887,269
      MTU Aero Engines AG..............................   206,281  17,746,422
  #*  Muehlbauer Holding AG & Co. KGaA.................    14,905     431,212
      MVV Energie AG...................................   114,055   3,599,911
      Nemetschek AG....................................    24,668   2,483,384

                                     1768

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
       Nexus AG.........................................  42,453 $   679,684
   *   Nordex SE........................................ 279,193   5,076,018
       Norma Group SE................................... 155,621   7,667,152
       OHB AG...........................................  35,659   1,023,986
   *   Osram Licht AG...................................   8,257     333,528
   #*  Paion AG.........................................  12,680      42,065
   *   Patrizia Immobilien AG........................... 160,052   1,784,614
       Pfeiffer Vacuum Technology AG....................  44,316   4,400,015
   #   PNE Wind AG...................................... 276,366   1,066,410
       Progress-Werk Oberkirch AG.......................   7,828     474,978
   *   PSI AG Gesellschaft Fuer Produkte und Systeme
         der Informationstechnologie....................  28,155     462,741
   #   Puma SE..........................................   8,296   2,116,532
   *   PVA TePla AG.....................................  46,019     152,898
   *   QIAGEN NV........................................ 223,848   5,466,414
   #   QSC AG........................................... 484,191   1,952,426
   #   R Stahl AG.......................................  15,459     828,015
       Rational AG......................................  10,743   3,487,795
       Rheinmetall AG................................... 195,657  11,859,129
       Rhoen Klinikum AG................................ 500,406  15,518,421
   #   RIB Software AG..................................  85,906   1,255,170
       SAF-Holland SA................................... 223,137   3,076,236
       Salzgitter AG.................................... 192,504   7,167,190
       Schaltbau Holding AG.............................  24,463   1,638,153
   #   Sektkellerei Schloss Wachenheim AG...............   7,479     141,349
   *   SER Systems AG...................................   9,400          --
   #*  SGL Carbon SE.................................... 229,387   7,365,431
       SHW AG...........................................  12,018     582,930
   #*  Singulus Technologies AG......................... 241,327     690,773
       Sinner AG........................................   1,089      20,094
       Sixt SE..........................................  81,198   2,846,925
   #*  SKW Stahl-Metallurgie Holding AG.................  28,224     342,408
   #*  SMA Solar Technology AG..........................  54,199   1,460,087
   #   SMT Scharf AG....................................  18,717     451,323
       Softing AG.......................................  12,953     275,840
       Software AG...................................... 318,618   7,971,018
   *   Solarworld AG....................................     774      15,052
       Stada Arzneimittel AG............................ 298,237  12,315,975
       STRATEC Biomedical AG............................   5,512     287,431
       Stroeer Media AG................................. 114,489   2,412,185
   #   Suedzucker AG.................................... 116,689   2,044,102
   #   Surteco SE.......................................   3,550     135,533
   *   Suss Microtec AG.................................  92,598   1,029,196
       Symrise AG....................................... 133,942   7,013,552
       Syzygy AG........................................  30,656     249,575
       TAG Immobilien AG................................ 455,809   5,555,591
       Takkt AG......................................... 126,507   2,114,536
       Technotrans AG...................................  29,535     310,276
   #   Telegate AG......................................  23,076     156,939
   #   Tipp24 SE........................................  30,567   1,478,017
   #*  Tom Tailor Holding AG............................  93,383   1,810,431
       Tomorrow Focus AG................................ 118,269     483,920
       TUI AG........................................... 688,561   9,718,488

                                     1769

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    UMS United Medical Systems International AG........     3,304 $     41,967
    USU Software AG....................................     3,377       60,941
*   VBH Holding AG.....................................     9,415       34,254
*   VERBIO Vereinigte BioEnergie AG....................       796        1,876
    Vossloh AG.........................................    37,975    2,761,135
    VTG AG.............................................    50,521    1,038,432
    Wacker Chemie AG...................................    12,207    1,412,998
    Wacker Neuson SE...................................    88,017    1,929,987
    Washtec AG.........................................     5,625       92,501
    Wincor Nixdorf AG..................................   143,454    7,287,974
    Wirecard AG........................................    86,281    3,200,367
    XING AG............................................    11,101    1,199,427
                                                                  ------------
TOTAL GERMANY..........................................            491,325,427
                                                                  ------------
GREECE -- (0.0%)
*   Alfa Alfa Energy SA................................     3,810           --
*   Alysida SA.........................................     2,376           --
*   Atlantic Supermarkets SA...........................    34,730           --
*   Babis Vovos International Construction SA..........    21,073           --
*   Balafas SA.........................................    15,200           --
*   Bank of Cyprus PCL................................. 4,342,301           --
*   Elektroniki Athinon SA.............................     7,497          903
*   Etma Rayon SA......................................    11,242           --
*   Informatics SA.....................................     3,778           --
*   Ipirotiki Software & Publications SA...............    22,110           --
*   Lan-Net SA.........................................    12,688           --
*   Neorion Holdings SA................................    14,991           --
*   Promota Hellas SA..................................     8,860           --
*   T Bank SA..........................................   228,007           --
*   Themeliodomi SA....................................    37,422           --
                                                                  ------------
TOTAL GREECE...........................................                    903
                                                                  ------------
IRELAND -- (1.9%)
    Aer Lingus Group P.L.C.............................   752,359    1,336,998
    C&C Group P.L.C.(B010DT8)..........................   399,607    2,259,284
    C&C Group P.L.C.(B011Y09).......................... 1,075,880    6,113,821
    Dragon Oil P.L.C...................................   953,523    8,981,689
    FBD Holdings P.L.C.................................   125,728    2,473,348
    Glanbia P.L.C.(0066950)............................   700,613   10,770,549
    Glanbia P.L.C.(4058629)............................    56,545      869,928
    IFG Group P.L.C....................................   284,468      637,887
*   Independent News & Media P.L.C.....................   459,622       88,948
    Irish Continental Group P.L.C.(BLP5857)............   299,960    1,068,960
    Irish Continental Group P.L.C.(BLP59W1)............   234,200      847,607
*   Kenmare Resources P.L.C............................ 4,546,361    1,101,491
    Kingspan Group P.L.C...............................   600,070   10,274,970
    Paddy Power P.L.C.(4828974)........................     6,799      480,076
    Paddy Power P.L.C.(0258810)........................   175,221   12,407,694

                                     1770

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
IRELAND -- (Continued)
    Smurfit Kappa Group P.L.C..........................   564,905 $12,259,114
                                                                  -----------
TOTAL IRELAND..........................................            71,972,364
                                                                  -----------
ISRAEL -- (2.3%)
#*  Africa Israel Investments, Ltd.....................   624,375   1,107,702
*   Africa Israel Properties, Ltd......................    63,473   1,093,330
    Africa Israel Residences, Ltd......................       594       8,945
*   Airport City, Ltd..................................   160,481   1,589,640
*   AL-ROV Israel, Ltd.................................    18,725     640,720
    Albaad Massuot Yitzhak, Ltd........................       370       6,461
*   Allot Communications, Ltd..........................    83,326   1,071,410
#*  Alon Blue Square Israel, Ltd.......................    76,012     248,205
*   Alrov Properties and Lodgings, Ltd.................    12,098     301,892
    Amot Investments, Ltd..............................   320,167   1,057,205
    Arad, Ltd..........................................     1,053       8,871
*   AudioCodes, Ltd....................................   169,225     982,619
#   Avgol Industries 1953, Ltd.........................   420,938     383,707
#*  Azorim-Investment Development & Construction Co.,
      Ltd..............................................   380,820     339,592
#*  Babylon, Ltd.......................................   134,822     177,662
    Bayside Land Corp..................................     2,734     751,320
    Big Shopping Centers 2004, Ltd.....................     9,475     394,335
*   Bio-cell, Ltd......................................    15,003      87,487
*   BioLine RX, Ltd....................................   596,298     111,864
    Blue Square Real Estate, Ltd.......................     5,096     183,194
#*  Brainsway, Ltd.....................................    39,580     609,512
#   Cellcom Israel, Ltd................................   248,839   3,074,335
*   Ceragon Networks, Ltd..............................    77,319     154,780
#*  Clal Biotechnology Industries, Ltd.................   174,162     447,476
*   Clal Insurance Enterprises Holdings, Ltd...........    88,615   1,658,557
*   Cohen Development & Industrial Buildings, Ltd......     2,564      93,231
*   Compugen, Ltd......................................   152,556   1,272,521
    Delek Automotive Systems, Ltd......................   145,079   1,510,737
#   Delta-Galil Industries, Ltd........................    47,407   1,409,155
#   Direct Insurance Financial Investments, Ltd........    47,508     287,809
*   El Al Israel Airlines..............................    77,144      11,899
    Elbit Systems, Ltd.................................    75,608   4,737,952
*   Electra Real Estate, Ltd...........................     6,881      16,380
    Electra, Ltd.......................................     7,680   1,081,267
*   Elron Electronic Industries, Ltd...................    62,094     555,495
*   Equital, Ltd.......................................     3,197      59,170
*   Evogene, Ltd.......................................    61,494     810,061
*   EZchip Semiconductor, Ltd..........................   126,148   3,055,672
    First International Bank Of Israel, Ltd............    98,118   1,574,716
    FMS Enterprises Migun, Ltd.........................    10,227     123,302
    Formula Systems 1985, Ltd..........................    38,789   1,057,804
    Fox Wizel, Ltd.....................................    17,805     387,516
    Frutarom Industries, Ltd...........................   174,875   4,343,405
*   Gilat Satellite Networks, Ltd......................   108,541     493,740
    Golf & Co., Ltd....................................    74,605     226,233
*   Hadera Paper, Ltd..................................    10,176     402,243
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   476,409   2,779,910
*   Industrial Buildings Corp..........................   368,990     735,182
*   Israel Discount Bank, Ltd. Class A................. 2,805,708   4,887,687

                                     1771

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
    Israel Land Development Co., Ltd. (The)............    22,310 $   108,592
    Ituran Location and Control, Ltd...................    87,477   2,028,260
*   Jerusalem Oil Exploration..........................    40,213   1,806,418
#*  Kamada, Ltd........................................   123,192     845,710
    Kerur Holdings, Ltd................................     2,133      41,628
    Maabarot Products, Ltd.............................    21,999     281,678
    Magic Software Enterprises, Ltd....................    87,066     613,995
    Matrix IT, Ltd.....................................   182,457     999,875
    Maytronics, Ltd....................................     6,672      14,863
#*  Mazor Robotics, Ltd................................   161,210   1,101,680
    Meitav DS Investments, Ltd.........................    38,130     130,986
    Melisron, Ltd......................................    52,829   1,402,296
    Menorah Mivtachim Holdings, Ltd....................   120,564   1,446,675
    Migdal Insurance & Financial Holding, Ltd.......... 1,213,664   1,938,249
    Mivtach Shamir Holdings, Ltd.......................    23,312     767,054
*   Naphtha Israel Petroleum Corp., Ltd................   162,058   1,160,153
    Neto ME Holdings, Ltd..............................     5,411     323,693
*   Nitsba Holdings 1995, Ltd..........................   129,055   1,944,625
*   Nova Measuring Instruments, Ltd....................   108,335   1,097,228
*   Oil Refineries, Ltd................................ 4,941,609   1,488,207
    Ormat Industries...................................   293,852   2,129,151
    Osem Investments, Ltd..............................    66,069   1,550,784
#*  Partner Communications Co., Ltd....................   392,298   2,974,419
    Paz Oil Co., Ltd...................................    20,326   3,269,099
*   Perion Network, Ltd................................    16,455     135,967
    Phoenix Holdings, Ltd. (The).......................   272,402     970,071
    Plasson Industries, Ltd............................    13,941     565,571
#   Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................    33,735   1,667,164
*   Sapiens International Corp. NV.....................    55,159     406,887
    Shikun & Binui, Ltd................................   929,458   2,215,633
    Shufersal, Ltd.....................................   381,641   1,209,996
*   Space Communication, Ltd...........................    17,611     257,253
    Strauss Group, Ltd.................................   128,977   2,531,368
*   Summit Real Estate Holdings, Ltd...................     6,712      24,715
#*  Tower Semiconductor, Ltd...........................   136,803   1,408,675
*   Union Bank of Israel...............................   130,630     564,880
                                                                  -----------
TOTAL ISRAEL...........................................            89,827,406
                                                                  -----------
ITALY -- (8.7%)
#*  A.S. Roma SpA......................................   163,868     140,063
#   A2A SpA............................................ 4,407,721   5,029,697
    ACEA SpA...........................................   280,731   4,088,182
#*  Acotel Group SpA...................................     3,478      74,544
*   Aeffe SpA..........................................    47,554      88,541
    Aeroporto di Venezia Marco Polo SpA--SAVE..........    75,847   1,237,042
    Alerion Cleanpower SpA.............................    95,190     391,999
    Amplifon SpA.......................................   354,389   2,116,932
    Ansaldo STS SpA....................................   534,917   5,224,011
#*  Arnoldo Mondadori Editore SpA......................   521,400     616,362
    Ascopiave SpA......................................   303,904     792,064
#   Astaldi SpA........................................   258,925   2,492,525
    Atlantia SpA.......................................    99,543   2,634,541
*   Autogrill SpA......................................   492,715   4,192,917

                                     1772

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
ITALY -- (Continued)
    Azimut Holding SpA.................................    526,953 $13,564,116
*   Banca Carige SpA................................... 14,916,408   2,849,345
#   Banca Finnat Euramerica SpA........................    637,043     380,648
    Banca Generali SpA.................................    218,305   6,096,772
#   Banca IFIS SpA.....................................    102,347   1,877,587
*   Banca Monte dei Paschi di Siena SpA................  3,737,938   6,746,325
#*  Banca Popolare dell'Emilia Romagna SC..............  2,230,366  18,856,651
#*  Banca Popolare dell'Etruria e del Lazio............    868,524     817,936
*   Banca Popolare di Milano Scarl..................... 18,117,788  15,788,210
#   Banca Popolare di Sondrio SCARL....................  1,770,666   8,046,755
#   Banca Profilo SpA..................................    964,900     466,261
    Banco di Desio e della Brianza SpA.................    232,296     867,928
*   Banco Popolare SC..................................  1,089,469  16,825,379
*   BasicNet SpA.......................................    128,628     395,384
#*  Beghelli SpA.......................................    403,187     222,455
    Biesse SpA.........................................     54,004     658,131
    Brembo SpA.........................................    162,145   5,957,683
#*  Brioschi Sviluppo Immobiliare SpA..................    174,780      23,657
#   Brunello Cucinelli SpA.............................     68,381   1,534,717
#   Buzzi Unicem SpA...................................    320,417   5,196,064
    Cairo Communication SpA............................    113,404     822,255
*   Caltagirone Editore SpA............................      6,277       9,147
*   Carraro SpA........................................    113,633     367,386
#   Cembre SpA.........................................     40,330     562,973
    Cementir Holding SpA...............................    336,239   2,621,237
*   CIR-Compagnie Industriali Riunite SpA..............  1,837,842   2,554,122
    Credito Emiliano SpA...............................    376,390   3,158,595
*   Credito Valtellinese Scarl.........................  4,865,429   5,949,110
#   d'Amico International Shipping SA..................    491,250     332,654
    Danieli & C Officine Meccaniche SpA................     58,967   1,685,152
    Datalogic SpA......................................     85,543     982,555
    Davide Campari-Milano SpA..........................  1,177,099   9,182,601
    De' Longhi.........................................    275,556   5,850,378
#*  DeA Capital SpA....................................    241,155     438,124
*   Delclima...........................................    238,104     434,222
    DiaSorin SpA.......................................     92,848   3,715,363
*   Ei Towers SpA......................................     43,845   2,360,432
    El.En. SpA.........................................      4,019     117,580
    Elica SpA..........................................      4,665      10,680
    Engineering SpA....................................     20,358   1,096,264
    ERG SpA............................................    242,145   3,586,573
    Esprinet SpA.......................................    139,157   1,425,675
#*  Eurotech SpA.......................................    122,818     326,475
    Falck Renewables SpA...............................    518,528     889,670
*   Finmeccanica SpA...................................  1,840,364  16,955,057
    FNM SpA............................................    454,316     350,126
    Gas Plus SpA.......................................     14,596      84,032
#*  Geox SpA...........................................    343,770   1,275,079
#*  Gruppo Editoriale L'Espresso SpA...................    670,242   1,057,488
    Gruppo MutuiOnline SpA.............................     51,809     323,750
#   Gtech Spa..........................................    241,887   5,813,295
    Hera SpA...........................................  2,996,036   8,103,432
*   IMMSI SpA..........................................    743,533     624,109

                                     1773

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
*   Indesit Co. SpA....................................   185,473 $ 2,682,821
    Industria Macchine Automatiche SpA.................    58,626   2,336,700
*   Intek Group SpA.................................... 1,654,192     921,501
    Interpump Group SpA................................   317,190   4,048,019
    Iren SpA........................................... 2,070,565   2,917,736
    Italcementi SpA....................................   590,175   4,378,370
    Italmobiliare SpA..................................    46,873   1,880,027
*   Juventus Football Club SpA......................... 1,587,772     482,122
    La Doria SpA.......................................    25,763     187,547
#*  Landi Renzo SpA....................................   203,171     303,929
#*  Maire Tecnimont SpA................................   512,867   1,348,555
    MARR SpA...........................................   157,876   2,611,931
#*  Mediaset SpA....................................... 1,841,013   7,303,299
    Nice SpA...........................................    43,840     173,196
#*  Piaggio & C SpA....................................   736,724   2,193,560
*   Pininfarina SpA....................................       802       3,413
#*  Prelios SpA........................................   158,418      94,924
*   Prima Industrie SpA................................    12,247     208,208
    Prysmian SpA.......................................   618,783  13,157,960
#*  RCS MediaGroup SpA.................................   264,605     393,842
    Recordati SpA......................................   408,182   6,737,316
#*  Reno de Medici SpA.................................   256,050     102,825
    Reply SpA..........................................    19,244   1,435,156
#*  Retelit SpA........................................   410,894     315,368
*   Richard-Ginori 1735 SpA............................     8,489          --
    Sabaf SpA..........................................    24,109     389,349
    SAES Getters SpA...................................    30,068     287,942
*   Safilo Group SpA...................................   149,871   3,112,659
#*  Salini Impregilo SpA...............................   121,280     549,083
*   Saras SpA..........................................   985,830   1,227,859
    Servizi Italia SpA.................................    34,833     215,374
#*  Snai SpA...........................................   117,457     275,100
    Societa Cattolica di Assicurazioni SCRL............   197,763   4,212,817
    Societa Iniziative Autostradali e Servizi SpA......   247,046   2,939,043
*   Sogefi SpA.........................................   220,168     882,163
    SOL SpA............................................   166,511   1,408,024
*   Sorin SpA.......................................... 1,216,361   3,340,014
    Tamburi Investment Partners SpA....................    37,478     113,754
#*  Telecom Italia Media SpA...........................    20,639      33,525
#*  Tiscali SpA........................................ 4,574,144     353,499
#   Tod's SpA..........................................    23,353   2,561,659
    Trevi Finanziaria Industriale SpA..................   154,707   1,233,865
#   TXT e-solutions SpA................................    15,342     164,043
*   Uni Land SpA.......................................    51,835          --
    Unione di Banche Italiane SCPA.....................   937,261   7,716,387
    Unipol Gruppo Finanziario SpA......................   970,174   5,318,933
    UnipolSai SpA...................................... 2,263,339   6,851,582
    Vianini Lavori SpA.................................   175,180   1,209,152
    Vittoria Assicurazioni SpA.........................   121,346   1,668,197
#*  World Duty Free SpA................................   492,715   5,609,638
#*  Yoox SpA...........................................   183,930   4,840,608

                                     1774

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
      Zignago Vetro SpA................................   147,723 $  1,021,843
                                                                  ------------
  TOTAL ITALY..........................................            333,111,452
                                                                  ------------
  NETHERLANDS -- (5.3%)
      Aalberts Industries NV...........................   502,999   15,347,166
  #   Accell Group.....................................   106,977    1,977,823
  *   AFC Ajax NV......................................    18,134      228,211
  #*  AMG Advanced Metallurgical Group NV..............   160,659    1,564,252
  #   Amsterdam Commodities NV.........................    82,368    1,875,379
  #*  APERAM...........................................   262,538    8,835,293
      Arcadis NV.......................................   306,708    9,586,293
      ASM International NV.............................   261,882    9,958,138
  *   Atag Group NV....................................     4,630           --
  #*  Ballast Nedam NV.................................    16,152       82,038
      BE Semiconductor Industries NV...................   164,367    2,742,230
      Beter Bed Holding NV.............................    92,587    2,134,105
      BinckBank NV.....................................   319,629    3,619,692
      Brunel International NV..........................   106,923    2,800,825
      Corbion NV.......................................   218,689    4,162,236
      Delta Lloyd NV................................... 1,049,602   24,244,494
      DOCdata NV.......................................    22,463      563,923
      Exact Holding NV.................................    73,987    3,077,017
  #   Fugro NV.........................................   269,173   10,364,853
  *   Galapagos NV.....................................   133,358    2,610,990
  *   Grontmij.........................................   360,309    1,952,867
  #   Heijmans NV......................................   109,079    1,547,959
      Hunter Douglas NV................................     8,819      396,792
      KAS Bank NV......................................    70,992      957,912
      Kendrion NV......................................    52,595    1,638,533
  #   Koninklijke BAM Groep NV......................... 1,376,686    3,732,153
      Koninklijke Ten Cate NV..........................   151,409    3,901,464
      Koninklijke Wessanen NV..........................   428,514    2,495,728
  *   Macintosh Retail Group NV........................    53,398      535,386
      Nederland Apparatenfabriek.......................    28,810    1,134,268
  #   Nutreco NV.......................................   359,256   15,347,086
  #*  Ordina NV........................................   414,015      991,714
  *   PostNL NV........................................ 2,402,055   11,987,808
  #*  Royal Imtech NV..................................   841,253      664,334
  *   SBM Offshore NV..................................   962,257   12,920,563
      Sligro Food Group NV.............................   108,435    4,337,693
  #*  SNS Reaal NV.....................................   705,718           --
      Telegraaf Media Groep NV.........................   175,800    1,531,881
      TKH Group NV.....................................   191,623    6,023,388
  #   TNT Express NV................................... 2,042,397   16,457,949
  *   TomTom NV........................................   562,433    4,088,568
      USG People NV....................................   394,977    5,455,573
      Van Lanschot NV..................................     4,807      109,887
                                                                  ------------
  TOTAL NETHERLANDS....................................            203,984,464
                                                                  ------------
  NORWAY -- (2.9%)
      ABG Sundal Collier Holding ASA................... 1,379,478    1,222,939
      AF Gruppen ASA...................................     2,718       30,800

                                     1775

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
NORWAY -- (Continued)
    Aker ASA Class A...................................     1,221 $   46,719
#   American Shipping ASA..............................   181,903  1,348,275
*   Archer, Ltd........................................ 1,300,719  2,008,423
    Arendals Fossekompani A.S..........................        90     23,678
#   Atea ASA...........................................   315,017  3,703,393
    Austevoll Seafood ASA..............................   364,953  2,455,709
    Bakkafrost P/F.....................................   171,127  3,336,918
#*  Bionor Pharma ASA..................................   529,166    250,080
#*  Biotec Pharmacon ASA...............................   135,264    379,935
    Bonheur ASA........................................    68,100  1,243,949
    BW Offshore, Ltd................................... 1,658,161  2,193,069
    Cermaq ASA.........................................   285,677  3,605,238
*   Deep Sea Supply P.L.C..............................   373,810    578,905
#*  Det Norske Oljeselskap ASA.........................   339,578  3,739,841
*   DNO ASA............................................ 2,198,761  7,364,635
*   DOF ASA............................................   203,869    896,035
*   Dolphin Group A.S..................................   952,621    845,210
    Ekornes ASA........................................   114,008  1,418,014
#*  Electromagnetic GeoServices........................   836,517    740,302
    Eltek ASA.......................................... 1,292,456  1,846,516
    Evry ASA...........................................   267,383    501,757
    Farstad Shipping ASA...............................    65,666  1,194,890
    Fred Olsen Energy ASA..............................    26,741    606,890
#*  Frontline, Ltd.....................................   315,420    767,678
*   Funcom NV..........................................    57,013     42,352
#   Ganger Rolf ASA....................................    58,809    990,443
#   Golden Ocean Group, Ltd............................ 1,361,217  2,078,577
*   Grieg Seafood ASA..................................   154,146    685,893
*   Havila Shipping ASA................................    22,400    117,416
    Hexagon Composites ASA.............................   303,292  1,769,802
*   Hoegh LNG Holdings, Ltd............................   182,055  2,285,915
*   Hurtigruten ASA....................................   915,208    627,792
#*  InterOil Exploration and Production ASA............   894,130    166,898
*   Kongsberg Automotive Holding ASA................... 1,953,294  2,107,032
    Kvaerner ASA.......................................   807,447  1,403,731
    Leroey Seafood Group ASA...........................    84,341  3,057,019
#*  Nordic Semiconductor ASA...........................   580,280  3,121,798
*   Norske Skogindustrier ASA..........................   714,239    597,943
    Northern Offshore, Ltd.............................   350,656    616,026
#*  Norwegian Air Shuttle A.S..........................   130,053  3,929,472
#*  Norwegian Energy Co. ASA...........................   264,650      6,311
#*  Odfjell SE Class A.................................   138,810    583,547
    Olav Thon Eiendomsselskap ASA......................   128,520  2,309,912
    Opera Software ASA.................................   444,068  5,205,170
*   Panoro Energy ASA.................................. 1,223,751    669,751
    Petroleum Geo-Services ASA.........................    30,641    260,266
*   PhotoCure ASA......................................    52,582    179,482
#   Prosafe SE.........................................   908,390  6,764,972
*   Q-Free ASA.........................................   143,444    312,333
#*  REC Silicon ASA.................................... 8,597,924  4,727,847
*   REC Solar ASA......................................   138,239  1,833,676
#   Salmar ASA.........................................   108,052  2,116,180
#*  Sevan Drilling A.S................................. 1,103,557    524,137

                                     1776

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
NORWAY -- (Continued)
    Sevan Marine ASA...................................     129,032 $    493,796
    Siem Offshore, Inc.................................     606,183      774,435
    Solstad Offshore ASA...............................      64,644    1,081,658
#*  Songa Offshore.....................................   1,041,973      425,637
    SpareBank 1 SMN....................................     131,684    1,115,990
    SpareBank 1 SR Bank ASA............................     153,761    1,409,707
    Stolt-Nielsen, Ltd.................................      76,704    1,742,561
*   Storebrand ASA.....................................     319,415    1,774,703
    Tomra Systems ASA..................................     669,803    5,558,696
*   TTS Group ASA......................................     180,762      168,293
    Veidekke ASA.......................................     352,575    3,856,397
    Wilh Wilhelmsen ASA................................     138,972    1,147,115
    Wilh Wilhelmsen Holding ASA Class A................      65,996    2,016,255
                                                                    ------------
TOTAL NORWAY                                                         113,006,734
                                                                    ------------
PORTUGAL -- (1.6%)
    Altri SGPS SA......................................     597,102    1,671,916
#*  Banco BPI SA.......................................   2,123,556    4,276,540
#*  Banco Comercial Portugues SA....................... 122,764,337   17,533,089
#*  Banco Espirito Santo SA............................   4,777,921    1,282,473
    Corticeira Amorim SGPS SA..........................     207,426      807,892
    EDP Renovaveis SA..................................     366,811    2,586,451
    Ibersol SGPS SA....................................      20,401      238,433
#*  Impresa SGPS SA....................................     187,798      330,110
    Mota-Engil SGPS SA.................................     363,210    2,265,370
    NOS SGPS...........................................   1,060,020    6,317,897
    Novabase SGPS SA...................................      65,729      282,530
    Portucel SA........................................     895,166    4,106,527
#   Portugal Telecom SGPS SA...........................   1,886,010    4,071,267
    REN--Redes Energeticas Nacionais SGPS SA...........     914,989    3,221,637
    Semapa-Sociedade de Investimento e Gestao..........     315,847    4,638,492
    Sonae..............................................   4,329,208    6,505,725
*   Sonae Capital SGPS SA..............................      58,125       26,679
#*  Sonae Industria SGPS SA............................     443,755      214,847
*   Sumol + Compal SA..................................      67,967       97,382
#   Teixeira Duarte SA.................................     734,737      786,492
                                                                    ------------
TOTAL PORTUGAL                                                        61,261,749
                                                                    ------------
SPAIN -- (5.8%)
#   Abengoa SA.........................................     204,834    1,180,545
#   Abengoa SA Class B.................................   1,715,401    9,119,839
#   Acciona SA.........................................     108,255    8,877,436
#   Acerinox SA........................................     529,448    8,810,999
    Adveo Group International SA.......................      53,936    1,300,874
*   Almirall SA........................................     264,847    4,048,325
#   Atresmedia Corp de Medios de Comunicacion SA.......     312,481    4,578,949
*   Azkoyen SA.........................................      64,022      191,403
    Bankinter SA.......................................     934,329    8,067,583
*   Baron de Ley.......................................      13,910    1,386,929
#   Bolsas y Mercados Espanoles SA.....................     382,464   17,376,497
#*  Caja de Ahorros del Mediterraneo...................     116,412           --
#*  Cementos Portland Valderrivas SA...................      59,874      414,249

                                     1777

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SPAIN -- (Continued)
#   Cie Automotive SA..................................   147,796 $  2,080,998
    Clinica Baviera SA.................................     3,698       43,467
#   Construcciones y Auxiliar de Ferrocarriles SA......     7,909    3,284,636
*   Deoleo SA.......................................... 2,677,780    1,451,312
#   Dinamia Capital Privado Sociedad de Capital Riesgo
      SA...............................................    20,438      223,440
    Duro Felguera SA...................................   265,121    1,660,607
    Ebro Foods SA......................................   378,733    7,739,778
#   Elecnor SA.........................................   198,254    2,831,480
#   Ence Energia y Celulosa SA.........................   992,257    2,112,701
*   Ercros SA..........................................   483,625      317,614
    Faes Farma SA...................................... 1,262,957    3,507,392
#   Fluidra SA.........................................   160,834      695,950
#*  Fomento de Construcciones y Contratas SA...........   256,740    5,560,367
*   Gamesa Corp. Tecnologica SA........................ 1,113,758   13,946,736
#   Grupo Catalana Occidente SA........................   204,400    7,164,427
#*  Grupo Ezentis SA...................................   734,642      701,950
    Iberpapel Gestion SA...............................    26,401      460,813
#   Indra Sistemas SA..................................   503,884    7,793,036
*   Inmobiliaria Colonial SA........................... 1,524,880    1,163,911
    Inmobiliaria del Sur SA............................     2,902       26,090
*   Jazztel P.L.C...................................... 1,097,205   14,742,743
#   Laboratorios Farmaceuticos Rovi SA.................    70,934      909,691
*   Mediaset Espana Comunicacion SA....................   830,653    9,688,427
#   Melia Hotels International SA......................   239,072    2,773,169
    Miquel y Costas & Miquel SA........................    37,628    1,483,532
#*  Natra SA...........................................   160,272      378,652
*   NH Hotel Group SA..................................   632,481    3,419,824
    Obrascon Huarte Lain SA............................   193,959    7,321,167
    Papeles y Cartones de Europa SA....................   232,611    1,331,080
*   Pescanova SA.......................................    68,547           --
    Prim SA............................................    39,424      328,431
#*  Promotora de Informaciones SA Class A.............. 2,915,871    1,330,067
    Prosegur Cia de Seguridad SA.......................   976,879    6,590,354
#*  Quabit Inmobiliaria SA............................. 1,474,470      149,074
#*  Realia Business SA.................................   503,895      791,667
*   Sacyr SA........................................... 1,463,558    8,250,333
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................    75,494        3,715
#*  Solaria Energia y Medio Ambiente SA................   207,171      242,543
#   Tecnicas Reunidas SA...............................   151,645    8,524,286
*   Telecomunicaciones y Energia.......................   146,125      290,395
#   Tubacex SA.........................................   520,966    2,716,038
    Tubos Reunidos SA..................................   495,225    1,750,486
    Vidrala SA.........................................    77,869    3,774,315
#   Viscofan SA........................................   224,736   12,592,649
*   Vocento SA.........................................   219,517      511,472
*   Zeltia SA..........................................   991,039    3,795,695
                                                                  ------------
TOTAL SPAIN............................................            221,810,138
                                                                  ------------
SWEDEN -- (9.2%)
    AAK AB.............................................   115,202    6,562,789
    Acando AB..........................................   418,037      723,396
    AddNode Group AB...................................    22,737      138,429
    AddTech AB Class B.................................   263,102    4,176,053

                                     1778

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
    AF AB Class B......................................   277,090 $ 4,634,034
*   Arise AB...........................................    36,861     117,775
    Atrium Ljungberg AB Class B........................    31,990     504,437
#   Avanza Bank Holding AB.............................    69,703   2,465,745
    Axfood AB..........................................    94,702   4,828,402
#   Axis Communications AB.............................   192,280   6,036,854
    B&B Tools AB Class B...............................   107,878   2,509,136
#*  BE Group AB........................................   215,340     356,843
    Beijer Alma AB.....................................    91,817   2,589,280
    Beijer Electronics AB..............................    55,826     491,015
    Beijer Ref AB Class B..............................    64,437   1,363,804
    Betsson AB.........................................   152,884   5,303,688
    Bilia AB Class A...................................   113,425   3,075,803
    BillerudKorsnas AB.................................   689,767  10,189,855
    BioGaia AB Class B.................................    61,692   1,634,654
#   Biotage AB.........................................   189,388     301,304
#   Bjoern Borg AB.....................................    86,437     281,986
    Bure Equity AB.....................................   326,825   1,408,746
    Byggmax Group AB...................................   181,965   1,481,140
    Castellum AB.......................................   752,681  12,629,528
    Catena AB..........................................    55,547     820,704
    Cavotec SA.........................................    16,457      86,502
#*  CDON Group AB......................................    43,314     158,695
#   Clas Ohlson AB Class B.............................   180,273   3,428,838
#*  Cloetta AB Class B.................................   504,108   1,507,103
    Concentric AB......................................   202,603   2,673,139
*   Concordia Maritime AB Class B......................    78,854     162,663
    Corem Property Group AB Class B....................     2,226       7,882
*   CyberCom Group AB..................................   385,158     154,368
    Dios Fastigheter AB................................   171,208   1,405,102
    Doro AB............................................    94,731     410,007
    Duni AB............................................   174,631   2,398,496
*   East Capital Explorer AB...........................    47,726     372,634
#   Enea AB............................................    63,008     506,993
*   Eniro AB...........................................   447,545   1,433,519
    Fabege AB..........................................   590,552   8,078,719
#   Fagerhult AB.......................................    54,969   1,086,954
*   Fastighets AB Balder...............................   279,717   3,550,748
*   Fenix Outdoor International AG.....................     8,476     463,844
    FinnvedenBulten AB.................................    53,182     510,410
    Gunnebo AB.........................................   206,334   1,219,926
    Haldex AB..........................................   226,180   2,973,865
#   Heba Fastighets AB Class B.........................    43,722     538,421
    Hexpol AB..........................................   115,947   9,740,347
    HIQ International AB...............................   260,002   1,397,996
    HMS Networks AB....................................     7,040     159,332
    Holmen AB Class B..................................   273,916   9,224,853
    Hufvudstaden AB Class A............................   189,483   2,597,052
    Husqvarna AB Class A...............................    24,404     192,050
    Husqvarna AB Class B............................... 1,638,700  12,925,138
    ICA Gruppen AB.....................................    24,928     775,172
    Industrial & Financial Systems Class B.............    89,522   2,929,896
    Indutrade AB.......................................    66,548   2,962,692

                                     1779

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      Intrum Justitia AB...............................   348,185 $10,654,542
      JM AB............................................   372,482  11,785,547
  *   Kambi Group P.L.C. Class B.......................   123,477     732,105
  *   KappAhl AB.......................................   277,470   1,545,332
  #*  Karolinska Development AB Class B................    90,079     294,870
      Klovern AB.......................................   387,861   1,929,655
      KNOW IT AB.......................................    75,523     666,668
      Kungsleden AB....................................   697,243   4,892,699
  #   Lagercrantz AB Class B...........................    79,921   1,730,104
  *   Lindab International AB..........................   330,563   3,114,287
      Loomis AB Class B................................   318,925   9,477,154
      Meda AB Class A..................................   976,572  15,745,454
  #*  Medivir AB Class B...............................   157,903   2,753,052
  #   Mekonomen AB.....................................    96,226   2,211,009
      Modern Times Group AB Class B....................   248,542   9,682,142
      MQ Holding AB....................................    90,336     385,469
  #   Mycronic AB......................................   390,070     975,409
      NCC AB Class A...................................    21,531     674,842
      NCC AB Class B...................................   356,326  11,134,146
      Nederman Holding AB..............................     3,680      86,296
      Net Entertainment NE AB..........................   151,050   3,759,500
  *   Net Insight AB Class B........................... 1,189,130     386,831
      New Wave Group AB Class B........................   205,564   1,159,182
      Nibe Industrier AB Class B.......................   362,119   9,694,458
      Nobia AB.........................................   666,139   5,086,980
      Nolato AB Class B................................   105,172   2,571,270
      Nordnet AB Class B...............................   401,993   1,608,815
      OEM International AB Class B.....................    45,688     580,995
  #   Oriflame Cosmetics SA............................   117,418   2,542,282
  #*  PA Resources AB..................................    35,211      32,615
  #   Peab AB..........................................   752,981   5,307,760
  #*  Pricer AB Class B................................   452,718     337,046
      Proact IT Group AB...............................    41,297     559,528
  #   Proffice AB Class B..............................   262,115     965,051
  #   Ratos AB Class B.................................   880,217   7,181,444
  *   RaySearch Laboratories AB........................     2,011      11,366
      ReadSoft AB Class B..............................    87,941     654,377
  *   Rezidor Hotel Group AB...........................   418,144   2,335,367
  *   rnb Retail and Brands AB.........................    48,828      71,664
      Saab AB Class B..................................   256,897   7,021,672
      Sagax AB Class B.................................    48,648     259,136
  #*  SAS AB...........................................   643,871   1,178,998
  *   Sectra AB........................................    36,260     495,894
      Securitas AB Class B.............................   618,180   7,187,420
      Semcon AB........................................    85,074     745,874
      SkiStar AB.......................................   104,766   1,204,942
  #*  SSAB AB Class A..................................   834,811   8,058,934
  #*  SSAB AB Class B..................................   352,706   3,092,014
      Sweco AB Class B.................................   184,680   3,012,800
  *   Swedish Orphan Biovitrum AB......................   612,905   7,368,723
  #   Swedol AB Class B................................    37,176     113,597
  #   Systemair AB.....................................    32,000     504,569
  #   TradeDoubler AB..................................   202,211     266,002

                                     1780

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
*   Transcom WorldWide SA.............................. 1,484,801 $    259,149
#   Transmode AB.......................................    76,041      789,537
    Trelleborg AB Class B..............................   292,300    5,598,027
#   Tribona AB.........................................    99,298      504,003
    Unibet Group P.L.C.................................   135,490    6,592,978
    Uniflex AB.........................................    12,408       49,360
    VBG Group AB Class B...............................       137        2,783
    Vitrolife AB.......................................    60,303      976,998
    Wallenstam AB Class B..............................   399,066    6,609,912
    Wihlborgs Fastigheter AB...........................   289,738    5,391,365
                                                                  ------------
TOTAL SWEDEN...........................................            353,260,756
                                                                  ------------
SWITZERLAND -- (11.4%)
*   Advanced Digital Broadcast Holdings SA.............     2,179       32,046
    AFG Arbonia-Forster Holding AG.....................    79,104    2,136,357
    Allreal Holding AG.................................    54,146    7,414,219
    Alpiq Holding AG...................................     4,430      464,927
    ALSO Holding AG....................................    16,195    1,006,830
    ams AG.............................................   225,375    8,036,574
    APG SGA SA.........................................     7,504    2,396,489
    Ascom Holding AG...................................   183,217    2,681,323
    Autoneum Holding AG................................    16,853    2,883,640
#   Bachem Holding AG Class B..........................    24,136    1,321,762
    Bank Coop AG.......................................    31,671    1,544,936
    Banque Cantonale de Geneve.........................     4,098      952,169
    Banque Cantonale du Jura...........................     4,442      300,788
    Banque Cantonale Vaudoise..........................     4,529    2,411,905
#   Basler Kantonalbank................................     4,757      355,521
    Belimo Holding AG..................................     1,932    5,112,259
    Bell AG............................................       363      936,630
    Bellevue Group AG..................................    31,835      449,274
#   Berner Kantonalbank AG.............................    23,232    4,820,986
    BKW AG.............................................    39,874    1,414,539
    Bobst Group SA.....................................    45,114    2,105,704
    Bossard Holding AG Class A.........................    30,406    3,538,219
    Bucher Industries AG...............................    33,342   10,023,673
    Burckhardt Compression Holding AG..................    10,937    5,703,858
    Burkhalter Holding AG..............................    18,270    1,617,744
    Calida Holding AG..................................    20,897      781,573
    Carlo Gavazzi Holding AG...........................     1,334      350,597
    Cham Paper Holding AG..............................     1,958      551,239
*   Charles Voegele Holding AG.........................    43,316      743,676
    Cicor Technologies.................................     5,936      244,914
    Cie Financiere Tradition SA........................     9,139      434,488
    Clariant AG........................................   375,577    6,992,072
    Coltene Holding AG.................................    16,093      969,686
    Conzzeta AG........................................     1,345    5,386,411
    Cosmo Pharmaceuticals SpA..........................     1,287      260,948
    Daetwyler Holding AG...............................    30,085    4,212,753
#   DKSH Holding AG....................................    44,444    3,207,054
#*  Dufry AG...........................................   105,189   18,013,796
    Edmond de Rothschild Suisse SA.....................       157    2,513,298
    EFG International AG...............................   242,627    2,894,151

                                     1781

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
*   Elma Electronic AG.................................       267 $   115,501
    Emmi AG............................................    13,244   4,563,437
#   Energiedienst Holding AG...........................    71,249   2,431,039
*   Evolva Holding SA..................................   121,534     172,759
    Feintool International Holding AG..................     3,432     339,375
    Flughafen Zuerich AG...............................    19,062  11,864,029
    Forbo Holding AG...................................     6,983   6,818,923
    Galenica AG........................................    13,622  12,265,411
    GAM Holding AG.....................................   806,220  14,594,072
    Gategroup Holding AG...............................   121,765   3,081,168
    Georg Fischer AG...................................    18,996  12,553,075
    Gurit Holding AG...................................     1,837     862,885
    Helvetia Holding AG................................    28,218  13,749,713
    HOCHDORF Holding AG................................         8       1,113
    Huber & Suhner AG..................................    50,241   2,485,763
    Implenia AG........................................    65,242   3,840,335
    Inficon Holding AG.................................     8,083   2,595,371
    Interroll Holding AG...............................     2,788   1,742,047
    Intershop Holdings AG..............................     5,592   2,169,180
    Jungfraubahn Holding AG............................     3,095     256,667
    Kaba Holding AG Class B............................    13,150   6,362,442
    Kardex AG..........................................    30,563   1,401,852
    Komax Holding AG...................................    15,921   2,450,375
    Kudelski SA........................................   201,663   3,422,872
    Kuoni Reisen Holding AG............................    15,564   5,264,965
#   LEM Holding SA.....................................     3,667   3,077,100
    Liechtensteinische Landesbank AG...................    21,004     913,471
#*  LifeWatch AG.......................................    42,178     417,097
#   Logitech International SA..........................   693,935  10,177,849
    Lonza Group AG.....................................   255,221  28,302,378
#   Luzerner Kantonalbank AG...........................    17,399   6,757,676
    MCH Group AG.......................................     1,404     100,009
    Metall Zug AG......................................       701   1,986,733
#*  Meyer Burger Technology AG.........................   408,473   4,803,182
    Micronas Semiconductor Holding AG..................   155,041   1,267,397
*   Mobilezone Holding AG..............................   142,129   1,586,899
    Mobimo Holding AG..................................    27,686   5,621,875
    Nobel Biocare Holding AG...........................   535,961   9,406,529
    OC Oerlikon Corp. AG...............................   858,856  11,590,516
*   Orascom Development Holding AG.....................    52,898   1,112,848
#*  Orell Fuessli Holding AG...........................     5,198     566,190
    Orior AG...........................................    22,240   1,392,953
#   Panalpina Welttransport Holding AG.................    42,342   5,764,818
*   Parco Industriale e Immobiliare SA.................       600          --
    Phoenix Mecano AG..................................     3,100   1,837,922
    PSP Swiss Property AG..............................   148,327  13,113,103
    PubliGroupe AG.....................................     2,668     623,483
    Rieter Holding AG..................................    16,400   3,800,180
    Romande Energie Holding SA.........................     2,714   3,263,393
    Schaffner Holding AG...............................     2,861     943,736
*   Schmolz + Bickenbach AG............................ 2,540,584   3,839,342
    Schweiter Technologies AG..........................     4,466   3,123,306
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    59,799   5,320,802

                                     1782

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 SWITZERLAND -- (Continued)
     Siegfried Holding AG.............................    17,542 $    3,064,092
     St Galler Kantonalbank AG........................    10,381      3,950,858
     Straumann Holding AG.............................    32,581      7,687,931
     Sulzer AG........................................    15,363      2,031,497
     Swiss Life Holding AG............................    30,281      7,002,429
 #*  Swisslog Holding AG.............................. 1,022,294      1,269,321
     Swissquote Group Holding SA......................    47,450      1,566,185
     Tamedia AG.......................................    14,891      2,024,250
     Tecan Group AG...................................    23,852      2,702,898
     Temenos Group AG.................................   304,324     10,878,757
 *   Tornos Holding AG................................    38,028        251,273
     U-Blox AG........................................    27,034      3,498,765
 *   Valartis Group AG................................     1,365         31,472
     Valiant Holding AG...............................    64,927      6,169,008
     Valora Holding AG................................    15,176      3,668,340
     Vaudoise Assurances Holding SA Class B...........     4,108      1,848,052
     Vetropack Holding AG.............................       877      1,528,465
 #*  Von Roll Holding AG..............................   258,978        485,874
 #   Vontobel Holding AG..............................   121,104      4,336,772
     VP Bank AG.......................................    17,235      1,490,137
     Walliser Kantonalbank............................     1,440      1,119,088
 *   Walter Meier AG..................................    23,690      1,234,323
 #   Ypsomed Holding AG...............................     3,079        272,836
 #   Zehnder Group AG.................................    45,677      1,809,123
 *   Zueblin Immobilien Holding AG....................   261,040        576,655
     Zug Estates Holding AG...........................       505        650,644
     Zuger Kantonalbank AG............................       627      3,133,843
                                                                 --------------
 TOTAL SWITZERLAND....................................              437,617,072
                                                                 --------------
 TOTAL COMMON STOCKS..................................            3,401,329,606
                                                                 --------------
 RIGHTS/WARRANTS -- (0.1%)
 AUSTRIA -- (0.0%)
 *   Intercell AG.....................................   254,689             --
                                                                 --------------
 FRANCE -- (0.1%)
 *   Bigben Interactive Rights 01/31/2016.............    35,372          4,263

                                     1783

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                    ------------ --------------
FRANCE -- (Continued)
*     Peugeot SA Warrants 04/29/17.................     761,796  $    1,820,848
                                                                 --------------
TOTAL FRANCE.......................................                   1,825,111
                                                                 --------------
GERMANY -- (0.0%)
*     Patrizia Immobilien AG Rights 08/07/14.......      16,005         178,269
                                                                 --------------
ITALY -- (0.0%)
#*    Seat Pagine Gialle SpA Warrants 08/31/14.....   2,988,837              --
                                                                 --------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS SA Rights 12/31/49...........     363,210              --
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                   2,003,380
                                                                 --------------

                                                    SHARES/ FACE
                                                       AMOUNT
                                                       (000)        VALUE+
                                                    ------------ --------------
SECURITIES LENDING COLLATERAL -- (11.2%)
(S)@  DFA Short Term Investment Fund...............  37,036,431     428,511,503
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,966,433,342)^^..........................              $3,831,844,489
                                                                 ==============

                                     1784

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Austria....................         -- $   78,854,290   --    $   78,854,290
   Belgium.................... $   90,078    109,800,305   --       109,890,383
   Denmark....................         --    179,218,809   --       179,218,809
   Finland....................         --    240,346,021   --       240,346,021
   France.....................  3,767,046    412,074,592   --       415,841,638
   Germany....................     57,136    491,268,291   --       491,325,427
   Greece.....................         --            903   --               903
   Ireland....................         --     71,972,364   --        71,972,364
   Israel.....................         --     89,827,406   --        89,827,406
   Italy......................         --    333,111,452   --       333,111,452
   Netherlands................         --    203,984,464   --       203,984,464
   Norway.....................         --    113,006,734   --       113,006,734
   Portugal...................         --     61,261,749   --        61,261,749
   Spain......................         --    221,810,138   --       221,810,138
   Sweden.....................  1,195,949    352,064,807   --       353,260,756
   Switzerland................         --    437,617,072   --       437,617,072
Rights/Warrants...............
   Austria....................         --             --   --                --
   France.....................         --      1,825,111   --         1,825,111
   Germany....................         --        178,269   --           178,269
   Italy......................         --             --   --                --
   Portugal...................         --             --   --                --
Securities Lending Collateral.         --    428,511,503   --       428,511,503
                               ---------- --------------   --    --------------
TOTAL......................... $5,110,209 $3,826,734,280   --    $3,831,844,489
                               ========== ==============   ==    ==============

                                     1785

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (88.1%)
BRAZIL -- (6.4%)
    AES Tiete SA.......................................    76,084 $   525,168
    ALL - America Latina Logistica SA..................   508,831   1,951,220
    AMBEV SA...........................................   855,320   5,907,599
#   AMBEV SA ADR....................................... 4,150,723  28,598,481
    Banco Bradesco SA..................................   671,682  10,474,538
    Banco do Brasil SA.................................   689,192   8,420,673
    Banco Santander Brasil SA..........................   431,700   2,899,882
    Banco Santander Brasil SA ADR......................   726,366   4,881,180
    BB Seguridade Participacoes SA.....................    21,600     315,134
    BM&FBovespa SA..................................... 2,441,108  13,030,002
    BR Malls Participacoes SA..........................   552,323   4,771,584
#   Braskem SA Sponsored ADR...........................   153,394   1,903,620
    BRF SA.............................................    97,000   2,372,893
    BRF SA ADR.........................................   539,479  13,217,235
    CCR SA............................................. 1,069,768   8,411,972
    Centrais Eletricas Brasileiras SA..................   246,900     680,165
#   Centrais Eletricas Brasileiras SA ADR..............    86,923     418,100
#   Centrais Eletricas Brasileiras SA Sponsored ADR....   100,200     278,556
    CETIP SA - Mercados Organizados....................   325,900   4,559,368
    Cia Brasileira de Distribuicao ADR.................    85,830   4,138,723
    Cia de Saneamento Basico do Estado de Sao Paulo....   287,000   2,541,413
#   Cia de Saneamento Basico do Estado de Sao Paulo ADR   178,668   1,590,145
    Cia Energetica de Minas Gerais.....................    75,287     614,574
    Cia Paranaense de Energia..........................    23,000     248,172
#   Cia Paranaense de Energia Sponsored ADR............    57,783     897,948
    Cia Siderurgica Nacional SA........................   633,652   3,197,935
#   Cia Siderurgica Nacional SA Sponsored ADR..........   524,621   2,607,366
    Cielo SA...........................................   743,950  13,608,349
    Cosan SA Industria e Comercio......................   181,069   2,966,539
    CPFL Energia SA....................................    83,360     727,505
    CPFL Energia SA ADR................................    63,516   1,113,435
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes....................................   417,297   2,312,032
    Duratex SA.........................................   619,565   2,285,734
    EcoRodovias Infraestrutura e Logistica SA..........   226,477   1,367,597
    EDP - Energias do Brasil SA........................   236,900   1,106,839
    Embraer SA.........................................   140,070   1,330,472
#   Embraer SA ADR.....................................   133,319   5,071,455
    Estacio Participacoes SA...........................   279,018   3,461,975
#*  Fibria Celulose SA Sponsored ADR...................   514,098   5,069,006
    Gerdau SA..........................................   146,632     696,724
    Gerdau SA Sponsored ADR............................   326,326   1,918,797
    Grendene SA........................................    36,464     212,958
    Guararapes Confeccoes SA...........................     8,056     354,659
*   Hypermarcas SA.....................................   832,924   6,641,364
    Itau Unibanco Holding SA...........................   275,589   4,035,291
    JBS SA............................................. 1,052,281   3,872,858
    Klabin SA..........................................   744,877   3,726,437
    Kroton Educacional SA..............................   206,884   5,509,612
    Localiza Rent a Car SA.............................   158,860   2,529,156
    Lojas Americanas SA................................   185,137     970,261
    Lojas Renner SA....................................   147,987   4,468,147

                                     1786

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    M Dias Branco SA..................................      40,000 $  1,640,551
    Multiplan Empreendimentos Imobiliarios SA.........      89,300    2,121,552
    Natura Cosmeticos SA..............................     198,900    3,097,361
    Odontoprev SA.....................................       7,800       32,008
    Oi SA.............................................   1,090,646      730,703
    Oi SA ADR(670851104)..............................       7,319        5,065
#   Oi SA ADR(670851203)..............................     107,889       71,207
    Petroleo Brasileiro SA............................     598,900    4,748,964
    Petroleo Brasileiro SA ADR........................   1,308,418   20,856,183
    Porto Seguro SA...................................     140,099    1,922,328
*   Qualicorp SA......................................     162,500    1,880,165
    Raia Drogasil SA..................................     229,600    1,919,785
    Souza Cruz SA.....................................     439,970    4,084,085
    Sul America SA....................................      63,900      384,456
    Tim Participacoes SA..............................     439,800    2,330,092
    Tim Participacoes SA ADR..........................      63,679    1,695,135
    Totvs SA..........................................     128,775    2,224,437
*   Tractebel Energia SA..............................     142,100    2,128,916
    Transmissora Alianca de Energia Eletrica SA.......     428,534    3,860,820
    Ultrapar Participacoes SA.........................     136,914    3,153,171
    Ultrapar Participacoes SA Sponsored ADR...........     254,308    5,821,110
*   Usinas Siderurgicas de Minas Gerais SA............      39,100      126,671
*   Vale SA...........................................     137,800    1,977,031
#   Vale SA Sponsored ADR.............................   1,238,400   17,771,040
    WEG SA............................................     323,525    3,878,735
                                                                   ------------
TOTAL BRAZIL..........................................              293,272,419
                                                                   ------------
CHILE -- (1.4%)
    AES Gener SA......................................   2,215,773    1,121,579
    Aguas Andinas SA Class A..........................   2,230,139    1,411,269
    Banco de Chile ADR................................      36,940    2,765,692
    Banco de Credito e Inversiones....................      36,692    2,017,384
    Banco Santander Chile ADR.........................     184,741    4,697,964
    CAP SA............................................     122,726    1,662,936
    Cencosud SA.......................................   1,142,664    3,555,656
    Cencosud SA ADR...................................       8,408       77,942
    CFR Pharmaceuticals SA............................   1,737,925      583,329
    Cia Cervecerias Unidas SA.........................      23,702      266,447
#   Cia Cervecerias Unidas SA ADR.....................      54,549    1,230,625
    Cia General de Electricidad SA....................      35,928      162,044
    Colbun SA.........................................   6,902,135    1,779,740
    Corpbanca SA...................................... 137,094,039    1,619,159
    Corpbanca SA ADR..................................      26,066      462,411
    Embotelladora Andina SA Class A ADR...............      22,244      401,504
#   Embotelladora Andina SA Class B ADR...............      19,587      419,162
#   Empresa Nacional de Electricidad SA Sponsored ADR.     111,030    4,937,504
    Empresas CMPC SA..................................   1,504,112    3,391,963
    Empresas COPEC SA.................................     470,401    5,760,712
    Enersis SA Sponsored ADR..........................     508,369    8,571,101
    ENTEL Chile SA....................................     201,802    2,451,483
    Inversiones Aguas Metropolitanas SA...............     377,408      597,072
#*  Latam Airlines Group SA Sponsored ADR.............     356,772    4,181,368
    Molibdenos y Metales SA...........................      21,739      254,622

                                     1787

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHILE -- (Continued)
    SACI Falabella......................................    698,561 $ 5,538,126
    Sigdo Koppers SA....................................    338,893     502,063
    Sociedad Quimica y Minera de Chile SA Sponsored ADR.     91,271   2,530,945
    Sonda SA............................................    486,918   1,118,491
                                                                    -----------
TOTAL CHILE.............................................             64,070,293
                                                                    -----------
CHINA -- (14.3%)
    Agile Property Holdings, Ltd........................  1,754,000   1,499,251
    Agricultural Bank of China, Ltd. Class H............ 18,743,000   9,080,052
    Air China, Ltd. Class H.............................  2,124,000   1,298,817
#*  Aluminum Corp. of China, Ltd. ADR...................    112,680   1,289,059
#*  Aluminum Corp. of China, Ltd. Class H...............  1,560,000     713,073
#   Angang Steel Co., Ltd. Class H......................  1,422,000   1,049,433
#   Anhui Conch Cement Co., Ltd. Class H................  1,017,500   3,832,723
    Anta Sports Products, Ltd...........................    432,000     710,045
    Bank of China, Ltd. Class H......................... 64,409,100  30,697,636
    Bank of Communications Co., Ltd. Class H............  7,835,515   6,003,616
    BBMG Corp. Class H..................................  1,155,500     895,528
    Beijing Capital International Airport Co., Ltd.
      Class H...........................................    198,000     136,217
    Beijing Enterprises Holdings, Ltd...................    668,972   5,829,633
#   Beijing Enterprises Water Group, Ltd................    928,000     606,708
    Beijing Jingneng Clean Energy Co., Ltd. Class H.....     46,000      19,360
    Belle International Holdings, Ltd...................  3,431,000   4,258,529
#   Biostime International Holdings, Ltd................    138,000     628,500
    Brilliance China Automotive Holdings, Ltd...........  1,934,000   3,619,327
#   Byd Co., Ltd. Class H...............................    381,886   2,525,632
    China BlueChemical, Ltd.............................    212,000     109,463
    China CITIC Bank Corp., Ltd. Class H................  6,922,928   4,583,808
#   China Coal Energy Co., Ltd. Class H.................  4,683,777   2,821,003
    China Communications Construction Co., Ltd. Class H.  5,313,000   4,027,674
    China Communications Services Corp., Ltd. Class H...  2,892,000   1,413,145
    China Construction Bank Corp. Class H............... 60,826,590  46,695,259
#*  China COSCO Holdings Co., Ltd. Class H..............  2,263,000     973,016
*   China Eastern Airlines Corp., Ltd. ADR..............      2,800      43,596
#*  China Eastern Airlines Corp., Ltd. Class H..........  2,140,000     673,961
    China Everbright International, Ltd.................  2,755,000   3,678,042
    China Gas Holdings, Ltd.............................  2,200,000   4,238,654
    China Hongqiao Group, Ltd...........................    689,500     589,880
    China International Marine Containers Group Co.,
      Ltd. Class H......................................    338,700     743,796
#   China Life Insurance Co., Ltd. ADR..................    321,472  14,260,498
    China Life Insurance Co., Ltd. Class H..............    784,000   2,333,368
    China Longyuan Power Group Corp. Class H............  1,931,000   1,962,057
    China Mengniu Dairy Co., Ltd........................    920,000   4,447,848
#   China Merchants Bank Co., Ltd. Class H..............  3,724,554   7,536,623
    China Merchants Holdings International Co., Ltd.....  1,048,006   3,525,430
#   China Minsheng Banking Corp., Ltd. Class H..........  5,307,000   5,482,049
    China Mobile, Ltd...................................    179,500   1,961,332
    China Mobile, Ltd. Sponsored ADR....................    926,803  50,501,495
    China Molybdenum Co., Ltd. Class H..................    896,322     592,438
    China National Building Material Co., Ltd. Class H..  4,793,916   4,779,590
    China Oilfield Services, Ltd. Class H...............  1,808,000   4,496,087
    China Overseas Land & Investment, Ltd...............  3,260,000   9,933,855
    China Pacific Insurance Group Co., Ltd. Class H.....  1,922,000   7,548,990

                                     1788

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Petroleum & Chemical Corp. ADR................    138,191 $13,492,940
    China Petroleum & Chemical Corp. Class H............  8,186,800   8,014,913
    China Railway Construction Corp., Ltd. Class H......  2,896,000   2,768,343
    China Railway Group, Ltd. Class H...................  3,805,000   2,025,226
    China Resources Cement Holdings, Ltd................  2,175,335   1,573,630
    China Resources Enterprise, Ltd.....................  1,117,000   3,391,899
    China Resources Gas Group, Ltd......................    640,000   2,021,244
    China Resources Land, Ltd...........................  1,734,000   4,036,562
    China Resources Power Holdings Co., Ltd.............  1,250,000   3,507,945
    China Shenhua Energy Co., Ltd. Class H..............  2,682,500   7,904,815
#*  China Shipping Container Lines Co., Ltd. Class H....  4,653,000   1,343,921
#   China South City Holdings, Ltd......................  1,814,000     909,010
    China Southern Airlines Co., Ltd. Class H...........  1,424,000     481,518
    China Southern Airlines Co., Ltd. Sponsored ADR.....     12,606     209,890
    China State Construction International Holdings,
      Ltd...............................................  1,318,000   2,320,894
*   China Taiping Insurance Holdings Co., Ltd...........    618,600   1,348,863
    China Telecom Corp., Ltd. ADR.......................     55,758   3,106,836
    China Telecom Corp., Ltd. Class H...................  4,118,000   2,321,086
    China Unicom Hong Kong, Ltd.........................    166,000     289,986
#   China Unicom Hong Kong, Ltd. ADR....................    483,030   8,390,231
    Chongqing Rural Commercial Bank Class H.............  2,589,000   1,280,543
#   CITIC Pacific, Ltd..................................  1,669,000   3,332,748
    CITIC Securities Co., Ltd. Class H..................    896,000   2,245,771
    CNOOC, Ltd..........................................  3,783,000   6,681,986
#   CNOOC, Ltd. ADR.....................................    127,716  22,563,586
    COSCO Pacific, Ltd..................................  2,297,502   3,458,324
    Country Garden Holdings Co., Ltd....................  7,408,769   3,778,521
    CSPC Pharmaceutical Group, Ltd......................    978,000     762,154
#   CSR Corp., Ltd......................................  1,471,000   1,315,609
    Datang International Power Generation Co., Ltd.
      Class H...........................................  3,050,000   1,512,593
    Dongfang Electric Corp., Ltd. Class H...............    377,400     651,239
    Dongfeng Motor Group Co., Ltd. Class H..............  2,302,000   4,093,710
    ENN Energy Holdings, Ltd............................    752,000   5,299,706
#   Evergrande Real Estate Group, Ltd................... 10,588,000   4,589,411
#   Fosun International, Ltd............................  1,717,441   2,181,168
#*  GCL-Poly Energy Holdings, Ltd.......................  6,420,814   2,072,855
#   Geely Automobile Holdings, Ltd......................  3,655,000   1,464,870
    Great Wall Motor Co., Ltd. Class H..................    932,500   3,836,294
    Guangdong Investment, Ltd...........................  2,560,000   2,867,625
    Guangshen Railway Co., Ltd. Sponsored ADR...........     28,517     572,051
    Guangzhou Automobile Group Co., Ltd. Class H........  1,996,259   2,238,542
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H......................................    174,000     552,109
    Guangzhou R&F Properties Co., Ltd...................  2,102,000   3,081,856
    Haier Electronics Group Co., Ltd....................    700,000   2,003,405
    Haitian International Holdings, Ltd.................     79,000     184,660
#   Hanergy Solar Group, Ltd............................  7,134,000   1,117,597
    Hengan International Group Co., Ltd.................    619,500   6,631,556
#   Huadian Power International Corp., Ltd. Class H.....  1,394,000     857,699
    Huaneng Power International, Inc. Class H...........    810,000     898,100
#   Huaneng Power International, Inc. Sponsored ADR.....     34,452   1,526,568
    Industrial & Commercial Bank of China, Ltd. Class H. 70,069,185  47,878,074
    Jiangsu Expressway Co., Ltd. Class H................  1,250,000   1,524,200
    Jiangxi Copper Co., Ltd. Class H....................  1,478,000   2,814,078

                                     1789

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
#   Kingsoft Corp., Ltd.................................   225,000 $    664,008
    Kunlun Energy Co., Ltd.............................. 3,218,000    5,465,536
#   Lenovo Group, Ltd................................... 5,665,278    7,742,425
    Longfor Properties Co., Ltd......................... 1,530,000    2,211,046
#   Metallurgical Corp. of China, Ltd. Class H.......... 3,003,000      657,627
    New China Life Insurance Co., Ltd. Class H..........   490,700    1,777,210
    New World China Land, Ltd........................... 2,554,000    1,526,208
#   Nine Dragons Paper Holdings, Ltd.................... 1,905,000    1,564,986
#   PetroChina Co., Ltd. ADR............................   143,410   18,509,929
    PetroChina Co., Ltd. Class H........................ 2,814,000    3,647,141
    PICC Property & Casualty Co., Ltd. Class H.......... 2,357,920    3,818,671
    Ping An Insurance Group Co. of China, Ltd. Class H.. 1,408,000 11,954,777 Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H........................................... 1,204,000    1,234,993
    Shanghai Electric Group Co., Ltd. Class H........... 2,502,000    1,106,847
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class
      H.................................................   180,500      595,604
    Shanghai Industrial Holdings, Ltd...................   701,274    2,333,979
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H..   625,500    1,160,844
    Shenzhou International Group Holdings, Ltd..........   534,000    1,681,142
    Shimao Property Holdings, Ltd....................... 1,892,371    4,351,015
    Sihuan Pharmaceutical Holdings Group, Ltd........... 2,286,000    1,401,402
    Sino Biopharmaceutical, Ltd......................... 2,620,000    2,252,323
    Sino-Ocean Land Holdings, Ltd....................... 2,698,477    1,575,979
    Sinopec Shanghai Petrochemical Co., Ltd. Class H.... 1,693,000      516,578
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     9,818      302,477
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....   671,999      153,475
    Sinopharm Group Co., Ltd. Class H...................   834,400    2,450,427
    SOHO China, Ltd..................................... 2,899,263    2,433,623
#   Sun Art Retail Group, Ltd........................... 1,994,000    2,481,474
#   Tencent Holdings, Ltd............................... 4,238,200   68,773,683
    Tingyi Cayman Islands Holding Corp.................. 1,644,000    4,676,135
    Tsingtao Brewery Co., Ltd. Class H..................   186,000    1,510,695
#   Uni-President China Holdings, Ltd...................   910,799      747,405
    Want Want China Holdings, Ltd....................... 4,988,000    6,824,033
#   Weichai Power Co., Ltd. Class H.....................   539,200    2,342,620
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H...........................................   309,400      351,224
#   Yanzhou Coal Mining Co., Ltd. Class H............... 1,172,000      956,344
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........   108,916      882,220
    Zhejiang Expressway Co., Ltd. Class H............... 1,358,000    1,472,307
    Zhuzhou CSR Times Electric Co., Ltd. Class H........   302,000    1,034,788
#   Zijin Mining Group Co., Ltd. Class H................ 5,343,000    1,394,586
#   Zoomlion Heavy Industry Science and Technology Co.,
      Ltd............................................... 1,565,200      983,806
#   ZTE Corp. Class H...................................   499,038    1,037,505
                                                                   ------------
TOTAL CHINA.............................................            658,534,153
                                                                   ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA..................................   222,056    3,585,088
    Banco de Bogota SA..................................    27,435    1,023,288
    Bancolombia SA......................................   158,554    2,390,883
    Bancolombia SA Sponsored ADR........................    89,105    5,561,043
    Cementos Argos SA...................................   383,731    2,249,129
*   Cemex Latam Holdings SA.............................    76,527      754,364
    Corp. Financiera Colombiana SA......................     9,280      190,867
    Ecopetrol SA........................................ 1,016,730    1,722,771

                                     1790

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
COLOMBIA -- (Continued)
#   Ecopetrol SA Sponsored ADR...........................   220,479 $ 7,438,961
    Empresa de Energia de Bogota SA ESP..................   954,210     851,635
    Grupo Aval Acciones y Valores........................   729,280     536,251
    Grupo de Inversiones Suramericana SA.................     1,578      35,146
    Grupo Nutresa SA.....................................    41,332     596,830
    Interconexion Electrica SA ESP.......................   454,049   2,233,054
    Isagen SA ESP........................................   938,889   1,623,393
                                                                    -----------
TOTAL COLOMBIA...........................................            30,792,703
                                                                    -----------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..............................................   198,179   5,609,113
    Komercni Banka A.S...................................    15,596   3,381,325
    O2 Czech Republic AS.................................   175,288   2,309,070
    Philip Morris CR A.S.................................       397     200,265
*   Unipetrol A.S........................................    12,131      74,918
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................            11,574,691
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.......   536,263   3,121,691
*   Egyptian Financial Group-Hermes Holding GDR..........       676       3,050
*   Global Telecom Holding SAE GDR.......................   428,641   1,488,724
                                                                    -----------
TOTAL EGYPT..............................................             4,613,465
                                                                    -----------
GREECE -- (0.5%)
*   Alpha Bank AE........................................ 1,561,074   1,247,358
    Athens Water Supply & Sewage Co. SA (The)............    15,968     204,356
*   Folli Follie SA......................................    38,413   1,606,135
    Hellenic Petroleum SA................................   102,964     806,126
*   Hellenic Telecommunications Organization SA..........   340,319   4,664,977
*   JUMBO SA.............................................   145,611   2,178,151
    Motor Oil Hellas Corinth Refineries SA...............    11,005     118,482
*   National Bank of Greece SA...........................   421,006   1,340,268
    OPAP SA..............................................   241,253   3,931,579
*   Piraeus Bank SA...................................... 1,419,168   2,981,665
*   Public Power Corp. SA................................   144,358   2,107,208
    Titan Cement Co. SA..................................    56,715   1,738,759
                                                                    -----------
TOTAL GREECE.............................................            22,925,064
                                                                    -----------
HUNGARY -- (0.2%)
*   FHB Mortgage Bank P.L.C..............................     4,179      12,922
*   Magyar Telekom Telecommunications P.L.C..............   574,667     912,118
    MOL Hungarian Oil and Gas P.L.C......................    44,169   2,136,166
#   OTP Bank P.L.C.......................................   302,824   5,248,643
    Richter Gedeon Nyrt..................................   145,205   2,382,594
#   Tisza Chemical Group P.L.C...........................    23,981     421,142
                                                                    -----------
TOTAL HUNGARY............................................            11,113,585
                                                                    -----------
INDIA -- (7.7%)
    ABB India, Ltd.......................................    46,035     787,744
    ACC, Ltd.............................................    48,539   1,112,875
    Adani Enterprises, Ltd...............................   217,318   1,541,301
    Adani Ports and Special Economic Zone, Ltd...........   495,151   2,116,152

                                     1791

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
*   Adani Power, Ltd.....................................   722,177 $   670,994
    Aditya Birla Nuvo, Ltd...............................    56,358   1,367,362
    Ambuja Cements, Ltd..................................   725,767   2,459,128
    Apollo Hospitals Enterprise, Ltd.....................    92,224   1,528,165
    Asian Paints, Ltd....................................   313,359   3,235,486
    Aurobindo Pharma, Ltd................................   180,382   2,104,338
    Axis Bank, Ltd....................................... 1,351,365   8,750,464
    Bajaj Auto, Ltd......................................   103,111   3,533,620
    Bajaj Finserv, Ltd...................................    39,655     618,873
    Bajaj Holdings & Investment, Ltd.....................    33,771     723,207
    Bank of Baroda.......................................    95,903   1,360,574
    Bank of India........................................   232,954   1,043,810
    Berger Paints India, Ltd.............................     3,327      16,469
*   Bharat Electronics, Ltd..............................    17,301     502,812
    Bharat Forge, Ltd....................................       997      11,822
    Bharat Heavy Electricals, Ltd........................   948,553   3,552,723
    Bharat Petroleum Corp., Ltd..........................   192,566   1,835,449
*   Bharti Airtel, Ltd...................................   702,394   4,317,058
*   Bhushan Steel, Ltd...................................    68,315     444,349
    Bosch, Ltd...........................................    11,757   2,596,255
    Britannia Industries, Ltd............................    31,023     583,969
    Cadila Healthcare, Ltd...............................    59,113   1,092,875
    Cairn India, Ltd.....................................   781,206   4,066,547
    Canara Bank..........................................   123,779     806,645
    Cipla, Ltd...........................................   443,033   3,334,435
    Colgate-Palmolive India, Ltd.........................    46,572   1,206,265
*   Container Corp. Of India.............................    54,732   1,170,601
    Crompton Greaves, Ltd................................   168,242     538,437
    Cummins India, Ltd...................................    74,807     772,985
    Dabur India, Ltd.....................................   472,358   1,602,510
    Divi's Laboratories, Ltd.............................    41,087   1,007,508
*   DLF, Ltd.............................................   612,132   1,985,084
    Dr Reddy's Laboratories, Ltd.........................    39,086   1,813,253
#   Dr Reddy's Laboratories, Ltd. ADR....................    81,229   3,634,998
    Eicher Motors, Ltd...................................     6,326     882,659
    Emami, Ltd...........................................    63,025     563,144
*   Essar Oil, Ltd.......................................   375,544     711,754
*   Exide Industries, Ltd................................   287,773     776,592
    Federal Bank, Ltd....................................   455,880     898,322
    GAIL India, Ltd......................................   217,415   1,551,774
    GAIL India, Ltd. GDR.................................    28,791   1,219,388
    GlaxoSmithKline Consumer Healthcare, Ltd.............     8,388     677,242
    Glenmark Pharmaceuticals, Ltd........................   101,902   1,101,737
*   GMR Infrastructure, Ltd..............................   454,854     201,172
    Godrej Consumer Products, Ltd........................   117,644   1,624,480
    Godrej Industries, Ltd...............................    89,305     490,829
*   Grasim Industries, Ltd...............................     6,300     333,762
    Havells India, Ltd...................................    47,385     936,156
    HCL Technologies, Ltd................................   244,765   6,292,346
    HDFC Bank, Ltd....................................... 1,530,953  20,857,653
*   Hero MotoCorp, Ltd...................................    94,817   4,069,597
*   Hindalco Industries, Ltd............................. 1,568,921   4,942,793
*   Hindustan Petroleum Corp., Ltd.......................    93,567     613,107

                                     1792

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Hindustan Unilever, Ltd..............................    46,144 $   519,760
    ICICI Bank, Ltd......................................   219,984   5,309,024
    ICICI Bank, Ltd. Sponsored ADR.......................   208,679  10,438,124
    IDBI Bank, Ltd.......................................   346,191     507,559
*   Idea Cellular, Ltd...................................   818,517   2,104,559
    IDFC, Ltd............................................   601,656   1,500,141
*   Indian Oil Corp., Ltd................................   324,835   1,777,964
    IndusInd Bank, Ltd...................................   233,807   2,136,109
    Infosys, Ltd.........................................   246,907  13,641,775
#   Infosys, Ltd. Sponsored ADR..........................   211,972  11,620,305
    ING Vysya Bank, Ltd..................................    25,010     253,485
    Ipca Laboratories, Ltd...............................    18,943     220,447
    ITC, Ltd............................................. 2,345,449  13,777,383
*   Jaiprakash Associates, Ltd........................... 1,336,264   1,281,447
    Jindal Steel & Power, Ltd............................   437,143   1,973,450
    JSW Energy, Ltd......................................   592,161     735,825
    JSW Steel, Ltd.......................................   147,966   2,866,450
    Kotak Mahindra Bank, Ltd.............................   354,265   5,539,533
    Larsen & Toubro, Ltd.................................   345,693   8,511,647
    Larsen & Toubro, Ltd. GDR............................     5,358     130,609
    LIC Housing Finance, Ltd.............................    53,635     255,165
    Lupin, Ltd...........................................   134,973   2,626,974
    Mahindra & Mahindra, Ltd.............................   395,941   7,771,694
*   Mangalore Refinery & Petrochemicals, Ltd.............   355,103     379,790
*   Marico Kaya Enterprises, Ltd.........................     2,327      11,311
    Marico, Ltd..........................................   131,105     551,522
    Maruti Suzuki India, Ltd.............................    82,439   3,417,672
*   Motherson Sumi Systems, Ltd..........................   237,292   1,423,128
    Mphasis, Ltd.........................................    73,800     554,161
*   National Aluminium Co., Ltd..........................   125,699     119,929
    Nestle India, Ltd....................................    16,603   1,400,511
*   NHPC, Ltd............................................ 3,201,628   1,201,105
*   NTPC, Ltd............................................   924,696   2,204,279
*   Oil & Natural Gas Corp., Ltd.........................   699,873   4,553,113
*   Oil India, Ltd.......................................   112,519   1,048,670
*   Oracle Financial Services Software, Ltd..............    19,531   1,069,783
*   Petronet LNG, Ltd....................................   201,679     607,743
*   Pidilite Industries, Ltd.............................   144,452     890,519
    Piramal Enterprises, Ltd.............................    60,551     646,544
*   Power Grid Corp. of India, Ltd....................... 1,095,210   2,411,708
    Procter & Gamble Hygiene & Health Care, Ltd..........     7,944     611,479
*   Ranbaxy Laboratories, Ltd............................   137,683   1,308,935
*   Reliance Capital, Ltd................................    97,310     932,068
    Reliance Communications, Ltd.........................   700,196   1,546,981
    Reliance Industries, Ltd............................. 1,443,896  23,815,917
*   Reliance Infrastructure, Ltd.........................   137,634   1,672,931
*   Reliance Power, Ltd..................................   807,301   1,228,308
*   Rural Electrification Corp., Ltd.....................    47,495     238,354
    Sesa Sterlite, Ltd................................... 1,599,539   7,609,642
    Shree Cement, Ltd....................................    10,489   1,277,025
    Shriram Transport Finance Co., Ltd...................    76,457   1,130,067
    Siemens, Ltd.........................................   100,767   1,448,764
*   SJVN, Ltd............................................    80,833      32,425

                                     1793

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    State Bank of India................................    150,711 $  6,014,729
    Steel Authority of India, Ltd......................    346,711      500,797
    Sun Pharmaceutical Industries, Ltd.................    647,332    8,405,963
*   Sun TV Network, Ltd................................    120,543      830,420
    Tata Consultancy Services, Ltd.....................    504,640   21,473,446
    Tata Global Beverages, Ltd.........................    370,091      934,441
    Tata Motors, Ltd...................................    679,237    4,980,213
    Tata Motors, Ltd. Sponsored ADR....................     80,428    3,162,429
    Tata Power Co., Ltd................................  1,216,011    1,958,535
    Tata Steel, Ltd....................................    525,437    4,782,242
    Tech Mahindra, Ltd.................................    132,898    4,724,156
    Titan Co., Ltd.....................................    207,778    1,159,948
    Ultratech Cement, Ltd..............................     52,355    2,087,600
    Union Bank of India................................    151,552      473,749
*   United Breweries, Ltd..............................     66,842      772,341
    UPL, Ltd...........................................    111,496      600,898
    Wipro, Ltd.........................................    654,733    5,864,363
    Yes Bank, Ltd......................................    280,133    2,465,949
    Zee Entertainment Enterprises, Ltd.................    374,353    1,793,478
                                                                   ------------
TOTAL INDIA............................................             352,421,159
                                                                   ------------
INDONESIA -- (2.8%)
    Adaro Energy Tbk PT................................ 20,000,400    2,012,169
    AKR Corporindo Tbk PT..............................  2,003,700      755,680
    Astra Agro Lestari Tbk PT..........................    576,600    1,323,180
    Astra International Tbk PT......................... 21,216,310   14,010,075
    Bank Central Asia Tbk PT........................... 12,941,000   12,950,642
    Bank Danamon Indonesia Tbk PT......................  3,967,879    1,305,458
    Bank Mandiri Persero Tbk PT........................ 10,999,217    9,571,027
    Bank Negara Indonesia Persero Tbk PT...............  8,726,922    3,780,047
*   Bank Pan Indonesia Tbk PT..........................  7,175,000      548,817
    Bank Rakyat Indonesia Persero Tbk PT............... 12,911,600   12,384,430
*   Bank Tabungan Pensiunan Nasional Tbk PT............    768,500      272,579
*   Bayan Resources Tbk PT.............................     79,500       46,977
    Bumi Serpong Damai PT..............................  8,847,600    1,195,645
    Charoen Pokphand Indonesia Tbk PT..................  8,662,100    2,887,274
    Ciputra Development Tbk PT.........................  4,595,400      452,323
*   Global Mediacom Tbk PT............................. 13,084,700    2,150,115
    Gudang Garam Tbk PT................................    544,700    2,518,721
    Holcim Indonesia Tbk PT............................  2,051,600      530,852
    Indo Tambangraya Megah Tbk PT......................    518,300    1,155,130
    Indocement Tunggal Prakarsa Tbk PT.................  1,700,800    3,682,050
    Indofood CBP Sukses Makmur Tbk PT..................  1,104,200      993,954
    Indofood Sukses Makmur Tbk PT......................  6,278,200    3,779,111
    Indomobil Sukses Internasional Tbk PT..............     22,000        8,600
*   Indosat Tbk PT.....................................  1,481,600      509,229
*   Indosat Tbk PT ADR.................................      1,674       23,428
*   Inovisi Infracom Tbk PT............................    753,345       97,022
    Japfa Comfeed Indonesia Tbk PT.....................  1,657,100      178,000
    Jasa Marga Persero Tbk PT..........................  2,557,500    1,395,151
    Kalbe Farma Tbk PT................................. 22,694,500    3,351,623
*   Lippo Karawaci Tbk PT.............................. 31,811,500    3,005,133
    Mayora Indah Tbk PT................................    870,333    2,204,917

                                     1794

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
*   Media Nusantara Citra Tbk PT.......................  4,959,900 $  1,100,469
*   MNC Investama Tbk PT............................... 13,972,500      443,142
    Pakuwon Jati Tbk PT................................ 15,800,500      565,694
*   Panasia Indo Resources Tbk PT......................     75,100        2,082
    Perusahaan Gas Negara Persero Tbk PT............... 10,171,400    5,119,724
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  4,330,300      775,519
    Semen Indonesia Persero Tbk PT.....................  3,291,600    4,616,895
    Sinar Mas Agro Resources and Technology Tbk PT.....  1,116,500      603,741
    Sumber Alfaria Trijaya Tbk PT......................     40,000        1,719
    Summarecon Agung Tbk PT............................  5,323,500      610,822
    Surya Citra Media Tbk PT...........................  4,085,000    1,331,822
    Tambang Batubara Bukit Asam Persero Tbk PT.........  1,651,700    1,634,678
    Telekomunikasi Indonesia Persero Tbk PT............ 39,175,700    8,899,743
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     10,358      465,178
    Tempo Scan Pacific Tbk PT..........................     72,500       18,804
    Tower Bersama Infrastructure Tbk PT................  1,684,800    1,198,411
*   Trada Maritime Tbk PT..............................  4,280,400      682,128
    Unilever Indonesia Tbk PT..........................  1,693,400    4,430,908
    United Tractors Tbk PT.............................  2,113,196    4,144,390
    Vale Indonesia Tbk PT..............................  3,653,900    1,247,208
    XL Axiata Tbk PT...................................  3,147,800    1,458,668
                                                                   ------------
TOTAL INDONESIA........................................             128,431,104
                                                                   ------------
MALAYSIA -- (4.0%)
    Aeon Co. M Bhd.....................................    343,200      432,368
    Affin Holdings Bhd.................................    735,800      808,130
    AirAsia Bhd........................................  2,979,300    2,270,128
    Alliance Financial Group Bhd.......................  1,664,700    2,538,926
    AMMB Holdings Bhd..................................  3,129,359    6,777,867
    Astro Malaysia Holdings Bhd........................  1,158,900    1,216,757
#   Axiata Group Bhd...................................  2,732,175    5,947,836
    Batu Kawan Bhd.....................................     92,000      568,075
    Berjaya Land Bhd...................................     95,000       25,136
    Berjaya Sports Toto Bhd............................    759,076      913,464
#   BIMB Holdings Bhd..................................    722,500      977,217
    Boustead Holdings Bhd..............................    476,786      780,737
    British American Tobacco Malaysia Bhd..............    148,900    3,274,807
#*  Bumi Armada Bhd....................................  1,350,800    1,416,687
    Bursa Malaysia Bhd.................................     76,800      199,752
#   CIMB Group Holdings Bhd............................  5,534,976   12,087,224
#   Dialog Group Bhd...................................  3,694,118    2,145,090
#   DiGi.Com Bhd.......................................  3,732,620    6,629,156
#   DRB-Hicom Bhd......................................  1,263,300      882,810
    Fraser & Neave Holdings Bhd........................     90,500      502,580
    Gamuda Bhd.........................................  1,929,900    2,882,268
    Genting Bhd........................................  1,962,900    6,040,244
    Genting Malaysia Bhd...............................  3,208,600    4,411,140
#   Genting Plantations Bhd............................    282,600      972,648
    Guinness Anchor Bhd................................    135,200      571,082
#   HAP Seng Consolidated Bhd..........................    753,500      827,077
#   Hartalega Holdings Bhd.............................    255,300      527,967
#   Hong Leong Bank Bhd................................    627,560    2,773,730
    Hong Leong Financial Group Bhd.....................    284,029    1,547,629

                                     1795

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
#   IJM Corp. Bhd......................................  2,456,981 $  5,138,096
#   IOI Corp. Bhd......................................  3,256,605    5,096,093
*   IOI Properties Group Bhd...........................  1,536,552    1,208,128
    KPJ Healthcare Bhd.................................      9,850       10,868
#   Kuala Lumpur Kepong Bhd............................    491,700    3,650,156
*   Kulim Malaysia Bhd.................................    470,200      478,788
    Lafarge Malaysia Bhd...............................    448,980    1,367,459
    Magnum Bhd.........................................     39,300       37,605
#   Malayan Banking Bhd................................  4,965,943   15,318,087
#   Malaysia Airports Holdings Bhd.....................    823,924    1,935,188
    Malaysia Marine and Heavy Engineering Holdings Bhd.    414,500      448,782
#*  Malaysian Airline System Bhd.......................  4,055,900      278,117
#   Maxis Bhd..........................................  2,398,100    5,065,428
    MISC Bhd...........................................  1,386,198    2,819,825
#   MMC Corp. Bhd......................................  1,351,100    1,058,088
    Nestle Malaysia Bhd................................    189,300    3,965,430
#*  Parkson Holdings Bhd...............................    658,114      597,660
#   Petronas Chemicals Group Bhd.......................  2,951,600    6,121,123
#   Petronas Dagangan Bhd..............................    263,600    1,528,068
    Petronas Gas Bhd...................................    530,400    3,902,230
#   PPB Group Bhd......................................    661,400    3,096,029
#   Public Bank Bhd....................................  1,292,214    7,986,978
    QL Resources Bhd...................................     75,000       80,122
#   RHB Capital Bhd....................................    907,851    2,567,148
#   Sapurakencana Petroleum Bhd........................  3,829,500    5,151,320
*   Shell Refining Co. Federation of Malaya Bhd........    108,100      186,208
#   Sime Darby Bhd.....................................  3,096,429    9,203,090
#   SP Setia Bhd Group.................................    640,248      702,597
    Sunway Bhd.........................................     93,400       93,601
#   Telekom Malaysia Bhd...............................    961,060    1,872,765
    Tenaga Nasional Bhd................................  2,536,450    9,844,290
#   UEM Sunrise Bhd....................................  2,131,737    1,401,037
    UMW Holdings Bhd...................................    992,566    3,627,405
    United Plantations Bhd.............................     56,300      510,160
    YTL Corp. Bhd......................................  9,901,586    4,860,746
#*  YTL Power International Bhd........................  2,606,247    1,204,580
                                                                   ------------
TOTAL MALAYSIA.........................................             183,361,827
                                                                   ------------
MEXICO -- (5.1%)
    Alfa S.A.B. de C.V. Class A........................  4,080,319   11,142,172
    Alpek S.A. de C.V..................................     66,216      120,261
#   America Movil S.A.B. de C.V. Series L.............. 37,750,669   44,575,487
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      530,985
    Arca Continental S.A.B. de C.V.....................    460,692    3,256,904
#*  Cemex S.A.B. de C.V................................  1,938,964    2,439,105
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  1,337,401   16,797,756
#   Coca-Cola Femsa S.A.B. de C.V. Series L............    298,900    3,191,131
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     13,716    1,463,909
#   Controladora Comercial Mexicana S.A.B. de C.V......    628,374    2,311,960
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................      8,726        6,469
#   El Puerto de Liverpool S.A.B. de C.V...............    181,160    2,016,741
#   Fomento Economico Mexicano S.A.B. de C.V...........  1,793,669   16,867,544
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................     25,918    2,433,441

                                     1796

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MEXICO -- (Continued)
*   Gruma S.A.B. de C.V. Class B........................    58,869 $    646,134
*   Gruma S.A.B. de C.V. Sponsored ADR..................       482       21,150
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    34,897    4,343,979
    Grupo Bimbo S.A.B. de C.V. Series A................. 1,682,198    5,158,571
    Grupo Carso S.A.B. de C.V. Series A1................   816,105    4,621,920
#   Grupo Comercial Chedraui S.A. de C.V................   320,456    1,039,906
#   Grupo Elektra S.A.B. de C.V.........................     7,227      186,426
    Grupo Financiero Banorte S.A.B. de C.V.............. 2,819,018   18,754,359
#   Grupo Financiero Inbursa S.A.B. de C.V.............. 2,448,606    7,482,881
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B...........................................   665,864    1,770,433
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR.......................................   152,244    2,021,800
    Grupo Mexico S.A.B. de C.V. Series B................ 4,225,397   15,034,998
*   Grupo Qumma S.A. de C.V. Series B...................     1,591           --
#   Grupo Televisa S.A.B. Series CPO.................... 2,556,698   18,212,122
    Grupo Televisa S.A.B. Sponsored ADR.................   104,814    3,730,330
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................. 2,373,426    6,732,487
    Industrias Penoles S.A.B. de C.V....................   148,997    3,719,290
#   Infraestructura Energetica Nova S.A.B. de C.V.......    93,942      531,533
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A..... 1,823,400    4,626,084
#   Mexichem S.A.B. de C.V.............................. 1,224,530    4,890,710
#*  Minera Frisco S.A.B. de C.V.........................   783,633    1,538,813
*   OHL Mexico S.A.B. de C.V............................   761,383    2,213,885
#*  Organizacion Soriana S.A.B. de C.V. Class B......... 1,112,475    3,624,380
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V...............................................   206,999    2,793,704
*   Savia SA Class A....................................   120,000           --
#   Wal-Mart de Mexico S.A.B. de C.V. Series V.......... 5,248,185   13,033,125
                                                                   ------------
TOTAL MEXICO............................................            233,882,885
                                                                   ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR..........................     6,659       59,798
    Cia de Minas Buenaventura SAA ADR...................   139,674    1,635,582
    Credicorp, Ltd......................................    65,705    9,719,083
    Grana y Montero SAA Sponsored ADR...................    33,127      553,221
#*  Rio Alto Mining, Ltd................................    17,580       40,786
                                                                   ------------
TOTAL PERU..............................................             12,008,470
                                                                   ------------
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc........................ 1,701,400    2,145,779
    Aboitiz Power Corp.................................. 1,495,200    1,259,037
    Alliance Global Group, Inc.......................... 6,710,300    4,030,426
    Ayala Corp..........................................   176,755    2,662,112
    Ayala Land, Inc..................................... 5,722,818    4,072,385
    Bank of the Philippine Islands......................   931,913    2,029,840
    BDO Unibank, Inc.................................... 1,765,371    3,661,259
*   China Banking Corp..................................     1,380        1,755
    DMCI Holdings, Inc.................................. 1,329,440    2,221,751
    Energy Development Corp............................. 8,586,100    1,205,933
*   Fwbc Holdings, Inc.................................. 2,006,957           --
    Globe Telecom, Inc..................................    38,630    1,540,124
    International Container Terminal Services, Inc...... 1,078,460    2,798,736
    JG Summit Holdings, Inc............................. 1,047,260    1,275,100
    Jollibee Foods Corp.................................   494,300    2,003,867

                                     1797

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    LT Group, Inc.......................................  1,869,700 $   682,889
    Manila Electric Co..................................    197,030   1,153,230
    Megaworld Corp...................................... 18,982,000   1,839,250
    Metro Pacific Investments Corp...................... 10,407,100   1,192,688
    Metropolitan Bank & Trust Co........................  1,146,499   2,254,539
    Philippine Long Distance Telephone Co...............     37,980   2,674,421
    Philippine Long Distance Telephone Co. Sponsored
      ADR...............................................      7,240     509,406
*   Philippine National Bank............................    401,948     827,427
    Puregold Price Club, Inc............................    103,000      99,393
    Robinsons Land Corp.................................  2,175,300   1,127,697
    San Miguel Corp.....................................    546,020     989,894
    Semirara Mining Corp................................    118,900     959,323
    SM Investments Corp.................................    282,762   5,148,329
    SM Prime Holdings, Inc..............................  8,563,010   2,999,920
*   Top Frontier Investment Holdings, Inc...............     42,789     150,008
    Universal Robina Corp...............................    879,930   3,259,677
                                                                    -----------
TOTAL PHILIPPINES.......................................             56,776,195
                                                                    -----------
POLAND -- (1.6%)
#*  Alior Bank SA.......................................     19,020     469,096
    Bank Handlowy w Warszawie SA........................     49,096   1,707,308
    Bank Millennium SA..................................    701,813   1,683,121
    Bank Pekao SA.......................................    144,199   7,641,792
#   Bank Zachodni WBK SA................................     28,291   3,207,219
    Cyfrowy Polsat SA...................................    118,752     888,445
#   Enea SA.............................................    126,247     613,129
#   Eurocash SA.........................................     72,770     898,706
*   Getin Noble Bank SA.................................  1,106,556     975,333
#   Grupa Azoty SA......................................     30,768     718,003
*   Grupa Lotos SA......................................     19,391     224,941
    Grupa Zywiec SA.....................................     10,000   1,199,766
    ING Bank Slaski SA..................................     37,110   1,557,753
*   Jastrzebska Spolka Weglowa SA.......................     38,639     512,666
*   KGHM Polska Miedz SA................................    150,496   6,174,350
    LPP SA..............................................        625   1,559,258
#   mBank...............................................     17,078   2,561,615
    Orange Polska SA....................................    768,752   2,538,638
    PGE SA..............................................    977,835   6,505,536
    Polski Koncern Naftowy Orlen SA.....................    422,331   4,986,622
    Polskie Gornictwo Naftowe i Gazownictwo SA..........  1,617,383   2,503,818
    Powszechna Kasa Oszczednosci Bank Polski SA.........    967,168  10,998,811
    Powszechny Zaklad Ubezpieczen SA....................     62,366   8,768,618
    Synthos SA..........................................    516,152     742,783
*   Tauron Polska Energia SA............................  1,747,863   2,837,414
*   TVN SA..............................................      8,240      37,486
                                                                    -----------
TOTAL POLAND............................................             72,512,227
                                                                    -----------
RUSSIA -- (2.6%)
    Eurasia Drilling Co., Ltd. GDR......................    119,227   3,614,905
    Gazprom OAO Sponsored ADR...........................  6,023,802  43,953,816
    Globaltrans Investment P.L.C. GDR...................     58,829     578,252
    Lukoil OAO Sponsored ADR............................    278,237  15,512,046

                                     1798

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
RUSSIA -- (Continued)
*   Magnitogorsk Iron & Steel Works OJSC GDR............   155,928 $    382,504
*   Mail.ru Group, Ltd. GDR.............................    23,478      700,397
*   Mechel Sponsored ADR................................   170,001      321,302
    MegaFon OAO GDR.....................................    27,790      773,552
    MMC Norilsk Nickel OJSC ADR.........................   295,317    5,775,275
    Novolipetsk Steel OJSC GDR..........................    97,820    1,300,424
    Novorossiysk Commercial Sea Port PJSC GDR...........    11,508       45,258
    O'Key Group SA GDR..................................    30,438      286,255
    Phosagro OAO GDR....................................    51,527      646,209
*   PIK Group GDR.......................................     2,241        4,734
    Rosneft OAO GDR.....................................   732,210    4,517,901
    Rostelecom OJSC Sponsored ADR.......................    59,257      879,521
    RusHydro JSC ADR.................................... 1,434,285    2,426,564
    Sberbank of Russia Sponsored ADR.................... 1,429,666   11,860,203
    Severstal OAO GDR...................................   226,630    2,176,836
    Tatneft OAO Sponsored ADR...........................   272,386    9,681,630
    TMK OAO GDR.........................................    29,680      266,479
    Uralkali OJSC GDR...................................   240,379    4,590,040
    VimpelCom, Ltd. Sponsored ADR.......................   366,796    3,059,079
    VTB Bank OJSC GDR................................... 2,141,562    4,676,610
*   X5 Retail Group NV GDR..............................    99,077    1,901,591
                                                                   ------------
TOTAL RUSSIA............................................            119,931,383
                                                                   ------------
SOUTH AFRICA -- (7.6%)
#   African Bank Investments, Ltd.......................   709,671      407,090
    African Rainbow Minerals, Ltd.......................   180,656    3,350,709
#*  Anglo American Platinum, Ltd........................    80,583    3,537,694
*   AngloGold Ashanti, Ltd. Sponsored ADR...............   656,287   11,281,574
    Aspen Pharmacare Holdings, Ltd......................   368,286    9,953,527
    Assore, Ltd.........................................    42,544    1,409,377
    AVI, Ltd............................................   294,307    1,664,878
#   Barclays Africa Group, Ltd..........................   395,609    6,155,375
    Barloworld, Ltd.....................................   374,907    3,555,441
    Bidvest Group, Ltd..................................   392,311   10,553,703
#   Capitec Bank Holdings, Ltd..........................    53,150    1,204,734
    Coronation Fund Managers, Ltd.......................   258,136    2,355,648
    Discovery, Ltd......................................   385,474    3,370,689
    Distell Group, Ltd..................................    30,883      391,313
#   Exxaro Resources, Ltd...............................   166,494    2,255,767
    FirstRand, Ltd...................................... 3,475,911   13,974,632
#   Foschini Group, Ltd. (The)..........................   261,243    2,857,544
    Gold Fields, Ltd. Sponsored ADR..................... 1,005,660    3,962,300
    Impala Platinum Holdings, Ltd.......................   756,929    7,500,783
    Imperial Holdings, Ltd..............................   240,258    4,424,732
    Investec, Ltd.......................................   361,913    3,115,001
#   Kumba Iron Ore, Ltd.................................    89,688    3,136,208
    Liberty Holdings, Ltd...............................   172,373    2,079,551
    Life Healthcare Group Holdings, Ltd................. 1,081,237    4,436,923
    Massmart Holdings, Ltd..............................   103,729    1,355,443
    Mediclinic International, Ltd.......................   434,871    3,460,574
    MMI Holdings, Ltd................................... 1,850,766    4,471,296
    Mondi, Ltd..........................................   214,839    3,778,212
    Mr Price Group, Ltd.................................   278,233    5,254,836

                                     1799

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    MTN Group, Ltd...................................... 1,869,995 $ 38,707,732
    Nampak, Ltd.........................................   917,727    3,485,443
    Naspers, Ltd. Class N...............................   444,856   54,707,065
    Nedbank Group, Ltd..................................   341,928    7,446,902
    Netcare, Ltd........................................ 1,842,541    5,289,961
#   Pick n Pay Stores, Ltd..............................   279,886    1,524,620
    PSG Group, Ltd......................................    61,341      564,211
    Sanlam, Ltd......................................... 2,264,361   12,843,683
    Santam, Ltd.........................................    36,574      681,458
    Sasol, Ltd..........................................    35,602    2,053,641
    Sasol, Ltd. Sponsored ADR...........................   609,116   35,237,361
    Shoprite Holdings, Ltd..............................   503,929    7,604,142
    Spar Group, Ltd. (The)..............................   171,619    1,980,712
    Standard Bank Group, Ltd............................ 1,498,309   20,158,942
#   Steinhoff International Holdings, Ltd............... 2,088,137   10,431,115
    Tiger Brands, Ltd...................................   170,081    4,889,912
    Truworths International, Ltd........................   508,009    3,556,901
#   Tsogo Sun Holdings, Ltd.............................   288,868      732,094
#   Vodacom Group, Ltd..................................   418,672    4,893,489
    Woolworths Holdings, Ltd............................   788,404    6,087,992
                                                                   ------------
TOTAL SOUTH AFRICA......................................            348,132,930
                                                                   ------------
SOUTH KOREA -- (13.9%)
    Amorepacific Corp...................................     2,883    4,947,922
    AMOREPACIFIC Group..................................     3,010    2,583,921
    BS Financial Group, Inc.............................   294,076    4,696,594
#*  Celltrion, Inc......................................    56,704    2,175,351
*   Cheil Worldwide, Inc................................    87,060    1,821,576
#   CJ CheilJedang Corp.................................     9,891    3,183,184
#   CJ Corp.............................................    25,808    3,638,713
#*  CJ Korea Express Co., Ltd...........................     5,587      732,044
    CJ O Shopping Co., Ltd..............................       711      272,001
    Coway Co., Ltd......................................    50,818    4,380,428
#   Daelim Industrial Co., Ltd..........................    36,223    3,240,948
#*  Daewoo Engineering & Construction Co., Ltd..........   133,508    1,284,215
#   Daewoo International Corp...........................    43,083    1,551,112
*   Daewoo Securities Co., Ltd..........................   227,394    2,284,157
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd...   109,830    2,606,307
    DGB Financial Group, Inc............................     2,265       36,769
    Dongbu Insurance Co., Ltd...........................    54,192    3,068,263
    Doosan Corp.........................................    13,353    1,595,473
    Doosan Heavy Industries & Construction Co., Ltd.....    67,733    1,972,618
#*  Doosan Infracore Co., Ltd...........................   164,190    2,063,878
#   E-Mart Co., Ltd.....................................    25,293    5,679,432
    Grand Korea Leisure Co., Ltd........................    15,370      634,449
#*  GS Engineering & Construction Corp..................    63,191    2,388,238
    GS Holdings.........................................    66,625    3,030,271
#   Halla Visteon Climate Control Corp..................    13,666      673,902
    Hana Financial Group, Inc...........................   333,018   13,411,567
    Hankook Tire Co., Ltd...............................    66,995    3,667,034
#   Hanwha Chemical Corp................................   115,727    2,014,842
    Hanwha Corp.........................................    47,620    1,349,708
    Hanwha Life Insurance Co., Ltd......................   219,350    1,455,979

                                     1800

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Hite Jinro Co., Ltd....................................  22,640 $   498,388
#   Hotel Shilla Co., Ltd..................................  29,607   3,154,772
    Hyosung Corp...........................................  28,545   2,073,281
    Hyundai Department Store Co., Ltd......................  17,135   2,440,467
#   Hyundai Development Co.................................  18,489     686,388
    Hyundai Engineering & Construction Co., Ltd............  77,500   4,724,389
    Hyundai Glovis Co., Ltd................................  11,990   3,059,798
#   Hyundai Heavy Industries Co., Ltd......................  44,760   6,452,618
    Hyundai Marine & Fire Insurance Co., Ltd...............  73,211   2,164,804
    Hyundai Mobis..........................................  67,404  20,135,209
#   Hyundai Motor Co....................................... 151,763  35,926,706
#   Hyundai Steel Co.......................................  81,991   6,246,398
#   Hyundai Wia Corp.......................................  14,396   2,615,143
    Industrial Bank of Korea............................... 270,156   4,005,534
    Kangwon Land, Inc...................................... 114,660   3,801,800
    KB Financial Group, Inc................................ 344,645  13,463,356
    KB Financial Group, Inc. ADR...........................  97,918   3,830,552
    KCC Corp...............................................   6,039   3,554,979
#   KEPCO Engineering & Construction Co., Inc..............   8,507     471,793
#   KEPCO Plant Service & Engineering Co., Ltd.............  12,199     877,676
    Kia Motors Corp........................................ 270,079  15,855,187
#*  KJB Financial Group Co., Ltd...........................  26,713     317,068
*   KNB Financial Group Co., Ltd...........................  40,823     550,079
#   Korea Aerospace Industries, Ltd........................  34,130   1,164,223
    Korea Electric Power Corp.............................. 197,690   8,157,912
    Korea Electric Power Corp. Sponsored ADR...............   2,700      54,729
*   Korea Gas Corp.........................................  27,873   1,658,843
    Korea Investment Holdings Co., Ltd.....................  32,915   1,472,379
    Korea Zinc Co., Ltd....................................   8,923   3,572,825
*   Korean Air Lines Co., Ltd..............................   9,321     322,976
    KT Corp................................................  23,160     747,067
    KT Corp. Sponsored ADR.................................  18,074     290,268
#   KT&G Corp.............................................. 100,502   9,708,906
#   Kumho Petro chemical Co., Ltd..........................  15,006   1,308,095
    LG Chem, Ltd...........................................  46,860  13,113,335
    LG Corp................................................ 120,004   8,036,340
*   LG Display Co., Ltd.................................... 203,730   6,687,987
*   LG Display Co., Ltd. ADR............................... 507,231   8,242,504
#   LG Electronics, Inc.................................... 162,790  12,059,885
    LG Household & Health Care, Ltd........................   9,201   4,273,071
*   LG Innotek Co., Ltd....................................  10,099   1,222,889
    LG Uplus Corp.......................................... 352,880   3,245,400
    Lotte Chemical Corp....................................  21,503   3,625,342
    Lotte Chilsung Beverage Co., Ltd.......................      39      70,092
    Lotte Confectionery Co., Ltd...........................     349     710,855
    Lotte Shopping Co., Ltd................................  13,660   4,212,000
    LS Corp................................................  20,002   1,409,104
    Macquarie Korea Infrastructure Fund.................... 229,212   1,471,073
    Mando Corp.............................................  17,171   2,091,982
    Naver Corp.............................................  27,242  19,452,046
    NCSoft Corp............................................  14,464   2,166,061
#*  OCI Co., Ltd...........................................  16,919   2,657,993
#   Orion Corp.............................................   3,321   3,026,468

                                     1801

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
    Paradise Co., Ltd..................................      6,494 $    209,767
    POSCO..............................................     47,828   15,541,957
#   POSCO ADR..........................................     67,985    5,495,228
    S-1 Corp...........................................     15,382    1,144,398
#   S-Oil Corp.........................................     47,441    2,535,662
    Samsung C&T Corp...................................    143,779   10,203,683
    Samsung Card Co., Ltd..............................     23,720    1,104,016
#   Samsung Electro-Mechanics Co., Ltd.................     99,467    6,061,250
    Samsung Electronics Co., Ltd.......................     81,120  104,986,620
    Samsung Electronics Co., Ltd. GDR..................     49,372   31,649,690
#*  Samsung Engineering Co., Ltd.......................     27,417    1,837,113
    Samsung Fire & Marine Insurance Co., Ltd...........     38,511   10,555,670
#   Samsung Heavy Industries Co., Ltd..................    168,600    4,528,894
    Samsung Life Insurance Co., Ltd....................     59,292    6,035,380
    Samsung SDI Co., Ltd...............................     62,545    9,630,722
#   Samsung Securities Co., Ltd........................     70,938    3,344,465
#   Samsung Techwin Co., Ltd...........................     34,401    1,612,203
    Seoul Semiconductor Co., Ltd.......................     18,042      497,938
    Shinhan Financial Group Co., Ltd...................    374,876   18,514,269
    Shinhan Financial Group Co., Ltd. ADR..............     86,082    4,255,033
    Shinsegae Co., Ltd.................................      6,575    1,487,493
#   SK C&C Co., Ltd....................................     19,871    3,240,641
    SK Holdings Co., Ltd...............................     55,138    9,339,054
*   SK Hynix, Inc......................................    539,105   23,456,221
    SK Innovation Co., Ltd.............................     75,959    7,565,895
*   SK Networks Co., Ltd...............................     61,145      665,519
    SK Telecom Co., Ltd................................      8,002    2,054,127
*   Woori Finance Holdings Co., Ltd....................    352,052    4,743,583
*   Woori Finance Holdings Co., Ltd. ADR...............      1,026       41,307
    Woori Investment & Securities Co., Ltd.............    147,510    1,603,338
    Young Poong Corp...................................        203      267,501
                                                                   ------------
TOTAL SOUTH KOREA......................................             639,788,568
                                                                   ------------
TAIWAN -- (13.4%)
#*  Acer, Inc..........................................  3,709,040    2,939,586
    Advanced Semiconductor Engineering, Inc............  6,951,929    8,256,061
#   Advanced Semiconductor Engineering, Inc. ADR.......     77,739      465,657
    Advantech Co., Ltd.................................    292,200    2,273,312
#   Airtac International Group.........................    105,000      986,336
*   Asia Cement Corp...................................  3,097,802    4,303,175
#   Asustek Computer, Inc..............................    861,180    9,100,396
#   AU Optronics Corp.................................. 18,461,873    8,319,339
    AU Optronics Corp. Sponsored ADR...................    326,626    1,443,687
#*  Catcher Technology Co., Ltd........................    866,429    7,081,702
    Cathay Financial Holding Co., Ltd..................  8,996,450   14,970,039
    Cathay Real Estate Development Co., Ltd............    839,000      475,227
#   Chang Hwa Commercial Bank..........................  6,496,043    4,252,404
#   Cheng Shin Rubber Industry Co., Ltd................  2,012,965    5,046,815
#   Cheng Uei Precision Industry Co., Ltd..............    384,109      715,047
    Chicony Electronics Co., Ltd.......................    662,871    1,836,299
*   China Airlines, Ltd................................  5,884,536    1,994,444
    China Development Financial Holding Corp........... 19,411,121    6,416,859
    China Life Insurance Co., Ltd......................  3,083,797    2,941,194

                                     1802

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    China Motor Corp....................................    649,000 $   625,458
#   China Petrochemical Development Corp................  2,243,613     911,695
    China Steel Chemical Corp...........................    148,000     934,244
#   China Steel Corp.................................... 13,451,895  11,602,738
#   Chipbond Technology Corp............................  1,106,000   1,787,558
    Chunghwa Telecom Co., Ltd...........................  1,193,000   3,639,338
#   Chunghwa Telecom Co., Ltd. ADR......................    236,502   7,156,550
    Clevo Co............................................    550,075   1,012,869
    Compal Electronics, Inc.............................  7,470,541   6,876,386
    CTBC Financial Holding Co., Ltd..................... 15,898,997  11,127,952
    CTCI Corp...........................................    638,000   1,055,757
    Delta Electronics, Inc..............................  1,992,366  13,539,006
    E.Sun Financial Holding Co., Ltd....................  8,232,328   5,474,728
#   Eclat Textile Co., Ltd..............................    188,120   2,086,383
#   Epistar Corp........................................  1,230,000   2,677,951
    Eternal Materials Co., Ltd..........................     17,000      19,788
*   Eva Airways Corp....................................  2,723,600   1,342,322
*   Evergreen Marine Corp. Taiwan, Ltd..................  2,443,249   1,402,005
*   Far Eastern Department Stores, Ltd..................  1,529,993   1,552,805
*   Far Eastern New Century Corp........................  4,044,335   4,519,208
    Far EasTone Telecommunications Co., Ltd.............  2,054,000   4,260,682
    Farglory Land Development Co., Ltd..................    648,393     909,291
    Feng Hsin Iron & Steel Co...........................    214,000     294,854
    Feng TAY Enterprise Co., Ltd........................    253,000     724,172
#*  Firich Enterprises Co., Ltd.........................     17,763      97,477
    First Financial Holding Co., Ltd....................  9,531,371   6,476,062
#   Formosa Chemicals & Fibre Corp......................  3,755,518   9,137,439
    Formosa International Hotels Corp...................     39,460     469,504
    Formosa Petrochemical Corp..........................  1,244,000   3,169,778
    Formosa Plastics Corp...............................  4,827,153  12,365,214
    Formosa Taffeta Co., Ltd............................    848,000     934,706
*   Foxconn Technology Co., Ltd.........................  1,290,237   3,188,970
    Fubon Financial Holding Co., Ltd....................  7,900,233  12,401,916
    Giant Manufacturing Co., Ltd........................    295,506   2,423,842
#   Gigasolar Materials Corp............................     19,000     353,494
#   Ginko International Co., Ltd........................     28,000     404,255
    Gourmet Master Co., Ltd.............................     46,000     389,474
#*  HannStar Display Corp...............................  4,632,000   1,796,420
#*  Highwealth Construction Corp........................    620,200   1,425,921
#   Hiwin Technologies Corp.............................    187,173   2,011,582
*   Hon Hai Precision Industry Co., Ltd................. 12,802,056  43,868,638
#   Hotai Motor Co., Ltd................................    278,000   3,600,592
#*  HTC Corp............................................  1,028,235   4,486,088
    Hua Nan Financial Holdings Co., Ltd.................  7,355,828   4,728,305
#   Innolux Corp.(B0CC0M5).............................. 19,429,341   9,167,654
*   INNOLUX Corp.().....................................  1,459,902      87,625
*   Inotera Memories, Inc...............................  3,117,000   5,327,014
    Inventec Corp.......................................  3,189,551   2,835,381
#*  Kenda Rubber Industrial Co., Ltd....................    751,481   1,716,778
    King Slide Works Co., Ltd...........................     25,000     330,857
    King's Town Bank....................................    188,000     190,155
#   Kinsus Interconnect Technology Corp.................    552,000   2,282,072
#   Largan Precision Co., Ltd...........................    105,860   8,132,589

                                     1803

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   LCY Chemical Corp..................................    434,123 $    359,882
    Lite-On Technology Corp............................  3,290,741    5,521,066
    Lung Yen Life Service Corp.........................    117,000      329,395
#*  Macronix International.............................    532,218      137,177
#   MediaTek, Inc......................................  1,280,995   19,824,848
#*  Medigen Biotechnology Corp.........................     41,000      441,007
    Mega Financial Holding Co., Ltd.................... 10,995,904    9,656,269
*   Merida Industry Co., Ltd...........................    210,750    1,645,700
    Micro-Star International Co., Ltd..................    167,000      255,903
    Nan Kang Rubber Tire Co., Ltd......................    534,780      622,668
    Nan Ya Plastics Corp...............................  5,550,599   12,896,918
    Novatek Microelectronics Corp......................    631,000    3,194,563
#   Oriental Union Chemical Corp.......................    248,000      247,759
#*  Pegatron Corp......................................  4,055,345    7,684,602
    Phison Electronics Corp............................    186,000    1,362,968
    Pou Chen Corp......................................  3,500,487    3,912,789
    Powertech Technology, Inc..........................  1,704,819    2,844,341
    President Chain Store Corp.........................    696,831    5,543,317
    Quanta Computer, Inc...............................  2,622,000    7,323,032
#   Radiant Opto-Electronics Corp......................    730,170    3,032,779
#*  Realtek Semiconductor Corp.........................    551,950    1,748,081
    Ruentex Development Co., Ltd.......................    945,351    1,693,677
    Ruentex Industries, Ltd............................    839,182    2,112,710
#   Sanyang Industry Co., Ltd..........................    776,000      749,173
#   ScinoPharm Taiwan, Ltd.............................    245,440      588,554
#*  Shin Kong Financial Holding Co., Ltd............... 12,020,708    3,992,717
    Siliconware Precision Industries Co................  3,473,324    4,740,680
    Siliconware Precision Industries Co. Sponsored
      ADR..............................................     67,173      446,700
    Simplo Technology Co., Ltd.........................    419,000    2,273,829
#*  SinoPac Financial Holdings Co., Ltd................  9,553,105    4,479,968
#*  St Shine Optical Co., Ltd..........................     52,000    1,081,956
#   Standard Foods Corp................................    306,784      872,010
#   Synnex Technology International Corp...............  1,493,756    2,334,960
#   Tainan Spinning Co., Ltd...........................    308,000      202,308
    Taishin Financial Holding Co., Ltd................. 12,310,483    6,569,959
*   Taiwan Business Bank...............................  5,581,871    1,778,867
    Taiwan Cement Corp.................................  4,294,720    6,393,483
    Taiwan Cooperative Financial Holding Co., Ltd......  8,088,371    4,813,847
    Taiwan FamilyMart Co., Ltd.........................     33,000      233,403
#   Taiwan Fertilizer Co., Ltd.........................  1,141,000    2,313,257
#   Taiwan Glass Industry Corp.........................  1,237,253    1,086,071
    Taiwan Mobile Co., Ltd.............................  1,801,300    5,512,940
*   Taiwan Secom Co., Ltd..............................    152,000      408,208
    Taiwan Semiconductor Manufacturing Co., Ltd........ 25,188,808  100,989,040
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    223,463    4,469,260
    Teco Electric and Machinery Co., Ltd...............  2,803,000    3,553,145
#   Ton Yi Industrial Corp.............................  1,254,000    1,162,117
#   TPK Holding Co., Ltd...............................    219,000    1,374,693
    Transcend Information, Inc.........................    231,181      789,931
    Tripod Technology Corp.............................    482,870      914,196
#   TSRC Corp..........................................    664,965      983,306
    U-Ming Marine Transport Corp.......................    551,860      869,730
    Uni-President Enterprises Corp.....................  5,303,515   10,096,068

                                     1804

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Unimicron Technology Corp..........................  2,140,896 $  1,794,189
#   United Microelectronics Corp....................... 21,430,000    9,885,172
    Vanguard International Semiconductor Corp..........  1,043,000    1,492,536
*   Walsin Lihwa Corp..................................  4,022,000    1,495,797
*   Wan Hai Lines, Ltd.................................  1,104,800      579,116
*   Winbond Electronics Corp...........................  1,173,000      422,632
#*  Wintek Corp........................................  1,832,760      686,809
    Wistron Corp.......................................  4,175,420    3,989,483
    WPG Holdings, Ltd..................................  2,051,869    2,720,338
    Yageo Corp.........................................    173,000      116,716
*   Yang Ming Marine Transport Corp....................  1,948,300      806,434
    Yuanta Financial Holding Co., Ltd.................. 12,335,577    6,850,602
#   Yulon Motor Co., Ltd...............................  1,152,000    1,879,400
#   Yungtay Engineering Co., Ltd.......................    122,000      310,953
#*  Zhen Ding Technology Holding, Ltd..................    381,700    1,143,687
                                                                   ------------
TOTAL TAIWAN...........................................             615,790,812
                                                                   ------------
THAILAND -- (2.4%)
    Advanced Info Service PCL..........................  1,088,500    7,051,012
    Airports of Thailand PCL...........................    423,700    2,823,787
    Bangkok Bank PCL(6077019)..........................    329,000    2,013,345
    Bangkok Bank PCL(6368360)..........................    575,500    3,494,939
    Bangkok Dusit Medical Services PCL.................  5,300,000    2,805,979
    Bangkok Life Assurance PCL.........................    482,000    1,396,014
    Banpu PCL..........................................  1,479,200    1,485,649
    BEC World PCL......................................    810,000    1,261,289
    Berli Jucker PCL...................................    555,800      973,645
    Big C Supercenter PCL(6368434).....................    333,200    2,397,048
    Big C Supercenter PCL(6763932).....................     24,600      177,739
    Bumrungrad Hospital PCL............................    248,700      933,303
    Central Pattana PCL................................  1,308,100    1,945,244
    Central Plaza Hotel PCL............................    709,700      845,407
    Charoen Pokphand Foods PCL.........................  2,881,300    2,400,336
    CP ALL PCL.........................................  3,242,700    4,670,659
    Delta Electronics Thailand PCL.....................    480,400      927,586
    Electricity Generating PCL.........................    219,500      998,038
    Energy Absolute PCL................................    428,100      291,977
    Glow Energy PCL....................................    445,700    1,179,835
    Home Product Center PCL............................  3,844,917    1,233,343
    Indorama Ventures PCL..............................  1,887,300    1,542,872
    Intouch Holdings PCL...............................    515,400    1,099,499
    IRPC PCL........................................... 11,139,400    1,172,568
    Jasmine International PCL..........................  4,210,300      983,409
    Kasikornbank PCL(6888794)..........................  1,146,600    7,570,202
    Kasikornbank PCL(6364766)..........................     52,000      338,462
    Krung Thai Bank PCL................................  6,579,087    4,405,181
    Land and Houses PCL(6581941).......................  3,553,800    1,045,886
    Land and Houses PCL(6581930).......................    790,000      233,728
    Minor International PCL............................  1,542,100    1,548,824
    Pruksa Real Estate PCL.............................  1,448,900    1,511,621
    PTT Exploration & Production PCL(B1359J0)..........  1,463,555    7,406,655
    PTT Exploration & Production PCL(B1359L2)..........     65,409      331,017
    PTT Global Chemical PCL............................  1,778,472    3,641,686

                                     1805

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
THAILAND -- (Continued)
    PTT PCL............................................  1,203,800 $ 11,959,271
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    521,300      880,739
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................     81,700      138,033
    Robinson Department Store PCL......................    428,200      786,789
    Siam Cement PCL (The)(6609906).....................    166,400    2,249,069
    Siam Cement PCL (The)(6609928).....................    126,100    1,704,373
    Siam City Cement PCL...............................    127,413    1,753,863
    Siam Commercial Bank PCL (The).....................  1,203,066    6,669,130
    Siam Global House PCL..............................  1,033,316      411,910
    Thai Oil PCL.......................................  1,007,500    1,623,735
    Thai Union Frozen Products PCL.....................    452,560      923,160
    Thaicom PCL........................................    386,700      427,526
    Thanachart Capital PCL.............................    282,200      311,993
    TMB Bank PCL....................................... 19,412,000    1,716,913
    Total Access Communication PCL(B1YWK08)............    753,700    2,429,397
    Total Access Communication PCL(B231MK7)............    214,100      690,108
*   True Corp. PCL.....................................  5,807,400    1,718,166
                                                                   ------------
TOTAL THAILAND.........................................             110,531,959
                                                                   ------------
TURKEY -- (1.7%)
    Akbank TAS.........................................  2,127,222    8,436,342
*   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........    223,199    2,707,044
    Arcelik A.S........................................    312,559    1,977,542
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........     97,871      427,969
    BIM Birlesik Magazalar A.S.........................    236,317    5,595,956
    Coca-Cola Icecek A.S...............................     67,443    1,691,908
*   Dogan Yayin Holding A.S............................          1           --
    Enka Insaat ve Sanayi A.S..........................    515,518    1,343,609
#   Eregli Demir ve Celik Fabrikalari TAS..............  2,250,277    4,744,776
*   Ford Otomotiv Sanayi A.S...........................     77,123    1,056,393
    KOC Holding A.S....................................    739,097    3,878,178
    Koza Altin Isletmeleri A.S.........................     48,987      506,239
*   Migros Ticaret A.S.................................     33,309      297,171
#   Petkim Petrokimya Holding A.S......................    296,497      471,504
    TAV Havalimanlari Holding A.S......................    172,250    1,413,592
    Tofas Turk Otomobil Fabrikasi A.S..................    144,924      897,390
    Tupras Turkiye Petrol Rafinerileri A.S.............    123,271    3,012,545
#*  Turk Hava Yollari..................................  1,104,888    3,315,321
#   Turk Telekomunikasyon A.S..........................    563,410    1,686,700
    Turk Traktor ve Ziraat Makineleri A.S..............     12,442      437,095
#*  Turkcell Iletisim Hizmetleri A.S...................    681,855    4,458,856
#*  Turkcell Iletisim Hizmetleri A.S. ADR..............     73,838    1,206,513
    Turkiye Garanti Bankasi A.S........................  2,543,390   10,474,248
    Turkiye Halk Bankasi A.S...........................    731,737    5,509,641
#   Turkiye Is Bankasi.................................  1,910,546    5,330,707
    Turkiye Sinai Kalkinma Bankasi A.S.................     34,301       30,459
    Turkiye Sise ve Cam Fabrikalari A.S................    769,909    1,119,132
    Turkiye Vakiflar Bankasi Tao.......................  1,209,629    2,841,243
    Ulker Biskuvi Sanayi A.S...........................    121,920      943,547

                                     1806

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
#   Yapi ve Kredi Bankasi A.S......................... 1,011,449 $    2,304,239
                                                                 --------------
TOTAL TURKEY..........................................               78,115,859
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,048,581,751
                                                                 --------------
PREFERRED STOCKS -- (4.2%)
BRAZIL -- (4.1%)
    AES Tiete SA......................................   135,998      1,112,561
    Alpargatas SA.....................................    15,085         70,613
    Banco Bradesco SA................................. 2,233,995     34,079,809
    Braskem SA Class A................................    73,800        456,381
    Centrais Eletricas Brasileiras SA Class B.........   201,800        968,640
    Cia Brasileira de Distribuicao....................    95,700      4,618,909
    Cia de Gas de Sao Paulo COMGAS Class A............    22,527        522,477
    Cia de Transmissao de Energia Eletrica Paulista...    37,389        473,800
    Cia Energetica de Minas Gerais....................   805,724      6,559,439
    Cia Energetica de Sao Paulo Class B...............   229,010      2,920,225
    Cia Paranaense de Energia.........................    73,900      1,146,570
    Empresa Nacional de Comercio Redito e
      Participacoes SA................................       380          6,455
    Gerdau SA.........................................   836,068      4,919,673
    Itau Unibanco Holding SA.......................... 2,825,064     43,706,775
    Itau Unibanco Holding SA ADR......................   128,657      1,981,313
    Lojas Americanas SA...............................   589,083      3,751,955
    Oi SA............................................. 3,838,915      2,487,363
    Petroleo Brasileiro SA............................   935,300      7,874,041
    Petroleo Brasileiro SA Sponsored ADR.............. 1,981,166     33,323,212
    Suzano Papel e Celulose SA Class A................   419,600      1,627,539
    Telefonica Brasil SA..............................   260,184      5,229,483
*   Usinas Siderurgicas de Minas Gerais SA Class A....   609,817      2,163,758
    Vale SA........................................... 1,529,491     19,638,159
    Vale SA Sponsored ADR.............................   483,572      6,189,722
                                                                 --------------
TOTAL BRAZIL..........................................              185,828,872
                                                                 --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B...................     9,255         32,925
                                                                 --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA...............................   128,737      2,179,977
    Bancolombia SA....................................    30,330        468,668
    Grupo Aval Acciones y Valores..................... 1,656,267      1,226,704

                                     1807

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.............     79,290 $    1,676,428
                                                                 --------------
TOTAL COLOMBIA.......................................                 5,551,777
                                                                 --------------
INDIA -- (0.0%)
    Zee Entertainment Enterprises, Ltd., 6.000%......  8,184,078        107,736
                                                                 --------------
TOTAL PREFERRED STOCKS...............................               191,521,310
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Transmissao de Energia Eletrica Paulista
      Rights 08/15/14................................      2,265          3,604
                                                                 --------------
SOUTH AFRICA -- (0.0%)
#*  Steinhoff International Holdings Rights
      08/01/14.......................................    346,393         51,686
                                                                 --------------
THAILAND -- (0.0%)
*   LH W3 Warrants 04/29/17..........................    158,000         28,294
*   Tru Rights 08/28/14..............................  2,257,493        214,430
                                                                 --------------
TOTAL THAILAND.......................................                   242,724
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   298,014
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@ DFA Short Term Investment Fund.................. 30,635,391    354,451,474
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,199,707,300)^^............................            $4,594,852,549
                                                                 ==============

                                     1808

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil..................... $  293,272,419             --   --    $  293,272,419
   Chile......................     64,070,293             --   --        64,070,293
   China......................    135,651,376 $  522,882,777   --       658,534,153
   Colombia...................     30,792,703             --   --        30,792,703
   Czech Republic.............             --     11,574,691   --        11,574,691
   Egypt......................             --      4,613,465   --         4,613,465
   Greece.....................             --     22,925,064   --        22,925,064
   Hungary....................             --     11,113,585   --        11,113,585
   India......................     37,617,631    314,803,528   --       352,421,159
   Indonesia..................        490,688    127,940,416   --       128,431,104
   Malaysia...................             --    183,361,827   --       183,361,827
   Mexico.....................    233,882,885             --   --       233,882,885
   Peru.......................     12,008,470             --   --        12,008,470
   Philippines................        509,406     56,266,789   --        56,776,195
   Poland.....................             --     72,512,227   --        72,512,227
   Russia.....................      3,380,381    116,551,002   --       119,931,383
   South Africa...............     50,481,235    297,651,695   --       348,132,930
   South Korea................     23,076,768    616,711,800   --       639,788,568
   Taiwan.....................     13,981,854    601,808,958   --       615,790,812
   Thailand...................    110,531,959             --   --       110,531,959
   Turkey.....................      1,206,513     76,909,346   --        78,115,859
Preferred Stocks
   Brazil.....................    185,828,872             --   --       185,828,872
   Chile......................         32,925             --   --            32,925
   Colombia...................      5,551,777             --   --         5,551,777
   India......................             --        107,736   --           107,736
Rights/Warrants
   Brazil.....................             --          3,604   --             3,604
   South Africa...............             --         51,686   --            51,686
   Thailand...................             --        242,724   --           242,724
Securities Lending Collateral.             --    354,451,474   --       354,451,474
                               -------------- --------------   --    --------------
TOTAL......................... $1,202,368,155 $3,392,484,394   --    $4,594,852,549
                               ============== ==============   ==    ==============

                                     1809

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.6%)
BRAZIL -- (6.9%)
    Abril Educacao SA....................................   256,448 $ 4,295,327
    AES Tiete SA.........................................    43,100     297,497
    Aliansce Shopping Centers SA.........................   790,849   6,553,371
    ALL - America Latina Logistica SA.................... 2,092,128   8,022,706
    Alpargatas SA........................................    91,703     418,348
    Alupar Investimento SA...............................    44,500     330,501
    Arezzo Industria e Comercio SA.......................   397,935   5,019,901
    Autometal SA.........................................   304,359   2,559,634
*   B2W Cia Digital(BN7SP57).............................   380,687   5,461,764
*   B2W Cia Digital(B1LH3Y1).............................   629,960   9,274,122
*   Banco ABC Brasil SA..................................    15,473      88,524
    Banco Alfa de Investimento SA........................       500       1,366
    Banco Mercantil do Brasil SA.........................     1,327       5,908
*   Banco Panamericano SA................................   851,866   1,276,626
    Bematech SA..........................................   371,337   1,373,231
*   BHG SA - Brazil Hospitality Group....................   185,702   1,114,007
    Brasil Brokers Participacoes SA...................... 1,250,811   1,846,928
    Brasil Insurance Participacoes e Administracao SA....   572,226   2,360,787
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas..........................................    48,100     205,863
*   Brazil Pharma SA.....................................   711,000   1,118,797
*   Brookfield Incorporacoes SA.......................... 1,364,667     914,289
    Cia de Locacao das Americas..........................   216,000     417,005
    Cia de Saneamento de Minas Gerais-COPASA.............   546,121   8,942,543
    Cia Hering........................................... 1,041,790   9,698,118
    Cia Providencia Industria e Comercio SA..............    99,750     334,588
    Contax Participacoes SA..............................   179,735   1,354,697
*   CR2 Empreendimentos Imobiliarios SA..................     9,400      12,223
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 1,282,100   7,103,470
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    46,800     382,032
    Dimed SA Distribuidora da Medicamentos...............       300      30,255
    Direcional Engenharia SA.............................   810,509   3,626,079
    Duratex SA...........................................   743,800   2,744,069
    EDP - Energias do Brasil SA.......................... 2,486,808  11,618,805
*   Eneva SA.............................................   209,119      99,548
    Equatorial Energia SA................................ 1,507,235  16,807,954
    Estacio Participacoes SA............................. 1,507,804  18,708,400
    Eternit SA...........................................   607,589   2,300,469
    Even Construtora e Incorporadora SA.................. 2,116,367   5,820,884
    Ez Tec Empreendimentos e Participacoes SA............   519,358   5,150,658
*   Fertilizantes Heringer SA............................   160,900     599,275
    Fleury SA............................................   602,451   3,961,904
    Fras-Le SA...........................................    37,875      70,950
    Gafisa SA............................................ 2,762,200   4,017,745
#   Gafisa SA ADR........................................ 1,246,302   3,601,813
*   General Shopping Brasil SA...........................   126,117     480,843
#   Gol Linhas Aereas Inteligentes SA ADR................   195,800   1,186,548
    Grendene SA..........................................   513,934   3,001,488
    Guararapes Confeccoes SA.............................    32,100   1,413,178
    Helbor Empreendimentos SA............................ 1,228,893   3,017,051
    Iguatemi Empresa de Shopping Centers SA..............   667,200   7,131,504
*   Industria de Bebidas Antarctica Polar SA.............    23,000          --

                                     1810

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    Industrias Romi SA..................................    168,200 $   288,396
    International Meal Co. Holdings SA..................    492,394   4,032,476
    Iochpe-Maxion SA....................................    690,508   5,067,530
    JHSF Participacoes SA...............................    800,647   1,309,267
    Joao Fortes Engenharia SA...........................     71,652     149,384
    JSL SA..............................................    631,500   2,992,231
    Kepler Weber SA.....................................    118,346   2,532,539
    Kroton Educacional SA...............................    737,011  19,627,636
    Light SA............................................    893,707   8,390,505
    Localiza Rent a Car SA..............................     86,752   1,381,149
*   Log-in Logistica Intermodal SA......................    470,450   1,254,533
    LPS Brasil Consultoria de Imoveis SA................    609,479   2,605,817
    Magnesita Refratarios SA............................  1,296,871   2,566,590
    Mahle-Metal Leve SA Industria e Comercio............    363,800   3,530,965
    Marcopolo SA........................................     28,000      49,366
*   Marfrig Global Foods SA.............................  2,209,559   6,447,286
    Marisa Lojas SA.....................................    395,564   2,585,659
    Mills Estruturas e Servicos de Engenharia SA........    710,926   7,407,731
*   Minerva SA..........................................  1,023,269   5,204,859
*   MMX Mineracao e Metalicos SA........................    269,962     172,538
    MRV Engenharia e Participacoes SA...................  3,395,133  10,894,355
    Multiplus SA........................................    432,484   6,315,458
    Odontoprev SA.......................................  2,904,896  11,920,477
*   Paranapanema SA.....................................  1,451,356   1,695,248
*   PDG Realty SA Empreendimentos e Participacoes....... 11,912,853   7,613,724
    Portobello SA.......................................    225,900     499,843
    Positivo Informatica SA.............................    189,100     170,034
    Profarma Distribuidora de Produtos Farmaceuticos SA.    157,763     980,477
    QGEP Participacoes SA...............................    801,694   3,318,086
*   Qualicorp SA........................................    193,600   2,240,000
    Raia Drogasil SA....................................    970,575   8,115,397
    Redentor Energia SA.................................      7,800      20,972
*   Restoque Comercio e Confeccoes de Roupas SA.........    790,808   2,492,243
    Rodobens Negocios Imobiliarios SA...................    168,138     795,946
*   Rossi Residencial SA................................  3,233,729   2,023,976
    Santos Brasil Participacoes SA......................    395,488   2,597,365
    Sao Carlos Empreendimentos e Participacoes SA.......     47,859     769,963
    Sao Martinho SA.....................................    473,662   7,929,337
    SLC Agricola SA.....................................    467,118   3,489,873
    Sonae Sierra Brasil SA..............................    236,846   1,884,328
*   Springs Global Participacoes SA.....................    278,188     107,903
    Sul America SA......................................  1,801,909  10,841,235
*   T4F Entretenimento SA...............................    213,800     479,666
    Technos SA..........................................    203,400   1,151,143
    Tecnisa SA..........................................  1,078,756   3,157,219
    Tegma Gestao Logistica..............................    210,735   1,680,307
    Tempo Participacoes SA..............................    281,102     617,030
    Tereos Internacional SA.............................    592,483     639,816
    Totvs SA............................................    773,800  13,366,489
    TPI - Triunfo Participacoes e Investimentos SA......    334,301     972,512
    Transmissora Alianca de Energia Eletrica SA.........      4,200      37,839
    Trisul SA...........................................     37,542      63,542
    UNICASA Industria de Moveis SA......................    227,700     381,382

                                     1811

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
BRAZIL -- (Continued)
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A.....................    442,250 $  7,251,438
*   Vanguarda Agro SA...................................  1,753,336    1,746,574
    Via Varejo SA.......................................    205,862      662,388
                                                                    ------------
TOTAL BRAZIL............................................             372,693,635
                                                                    ------------
CHILE -- (1.2%)
    Banmedica SA........................................  1,648,992    2,738,567
    Besalco SA..........................................  2,234,772    1,549,999
    Cementos BIO BIO SA.................................    452,622      405,558
    CFR Pharmaceuticals SA..............................  4,607,397    1,546,458
    Cia General de Electricidad SA......................     74,704      336,934
*   Cia Pesquera Camanchaca SA..........................    194,645        9,289
*   Cia Sud Americana de Vapores SA..................... 38,854,946    1,766,041
    Cintac SA...........................................    324,650       61,578
*   Clinica LAS Condes SA...............................        349       24,941
    Cristalerias de Chile SA............................    156,836    1,096,670
    Cruz Blanca Salud SA................................    794,071      673,120
    E.CL SA.............................................  3,551,058    4,925,903
    Empresa Electrica Pilmaiquen........................     46,897      229,554
*   Empresas AquaChile SA...............................  1,281,212      817,514
    Empresas Hites SA...................................  1,245,628      652,832
    Empresas Iansa SA................................... 21,786,947      752,220
*   Empresas La Polar SA................................  4,856,212      314,958
    Enjoy SA............................................  1,299,391      159,258
    Forus SA............................................    725,846    3,299,761
    Gasco SA............................................    151,805    1,034,980
    Grupo Security SA...................................  1,718,102      567,650
    Inversiones Aguas Metropolitanas SA.................  3,316,946    5,247,516
    Inversiones La Construccion SA......................     61,041      733,094
*   Invexans SA......................................... 27,288,748      429,346
*   Latam Airlines Group SA.............................    134,619    1,545,708
    Masisa SA........................................... 14,224,085      650,991
    Molibdenos y Metales SA.............................      5,009       58,669
*   Multiexport Foods SA................................  3,502,735      734,801
    Parque Arauco SA....................................  5,713,333   10,686,967
    PAZ Corp. SA........................................  1,238,668      714,579
    Ripley Corp. SA.....................................  6,008,329    3,599,557
    Salfacorp SA........................................  2,178,335    1,656,514
    Sigdo Koppers SA....................................    735,025    1,088,923
    Sociedad Matriz SAAM SA............................. 27,402,135    2,299,359
    Socovesa SA.........................................  2,895,998      661,691
    Sonda SA............................................    221,045      507,759
*   Tech Pack SA........................................    272,888      144,070
    Vina Concha y Toro SA...............................  4,284,630    8,389,045
    Vina Concha y Toro SA Sponsored ADR.................      2,025       78,489
    Vina San Pedro Tarapaca SA.......................... 40,093,814      297,148
                                                                    ------------
TOTAL CHILE.............................................              62,488,011
                                                                    ------------
CHINA -- (13.3%)
    361 Degrees International, Ltd......................  3,581,000      837,221
    Agile Property Holdings, Ltd........................  7,496,000    6,407,290
#   Ajisen China Holdings, Ltd..........................  2,370,000    1,940,241

                                     1812

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    AMVIG Holdings, Ltd..................................  2,228,000 $  836,062
#   Angang Steel Co., Ltd. Class H.......................  3,124,000  2,305,504
#   Anhui Expressway Co., Ltd. Class H...................  2,746,000  1,626,750
    Anta Sports Products, Ltd............................  3,936,000  6,469,295
#   Anton Oilfield Services Group........................  5,444,000  3,058,351
#   Anxin-China Holdings, Ltd............................ 13,975,000  1,761,495
    Asia Cement China Holdings Corp......................  2,385,500  1,759,305
*   Asia Energy Logistics Group, Ltd..................... 25,160,000    267,681
#   Asian Citrus Holdings, Ltd...........................  3,627,000    783,359
*   Ausnutria Dairy Corp., Ltd...........................    365,000     12,904
*   AVIC International Holdings, Ltd.....................    868,000    346,449
#   AviChina Industry & Technology Co., Ltd. Class H..... 10,706,788  6,190,108
#   Baoxin Auto Group, Ltd...............................  2,582,500  2,079,632
    Baoye Group Co., Ltd. Class H........................  1,860,000  1,134,519
*   BaWang International Group Holding, Ltd..............    688,000     33,940
    BBMG Corp. Class H...................................  1,993,000  1,544,602
    Beijing Capital International Airport Co., Ltd.
      Class H............................................  9,730,000  6,693,885
#   Beijing Capital Land, Ltd. Class H...................  6,196,500  2,308,284
    Beijing Enterprises Water Group, Ltd.................  9,513,660  6,219,837
#   Beijing Jingneng Clean Energy Co., Ltd. Class H......  5,156,000  2,170,009
    Beijing North Star Co., Ltd. Class H.................  3,514,000    960,496
    Biostime International Holdings, Ltd.................    610,500  2,780,430
#   Bloomage Biotechnology Corp., Ltd....................    712,500  1,744,492
    Boer Power Holdings, Ltd.............................  1,447,000  1,754,888
#   Bosideng International Holdings, Ltd................. 14,294,000  2,413,638
    BYD Electronic International Co., Ltd................  4,058,815  2,980,731
    C C Land Holdings, Ltd...............................  7,964,343  1,739,750
    C.banner International Holdings, Ltd.................     62,000     20,071
    Carrianna Group Holdings Co., Ltd....................  1,817,257    346,520
    CECEP COSTIN New Materials Group, Ltd................    961,000    368,261
    Central China Real Estate, Ltd.......................  3,367,626    983,765
*   CGN Mining Co., Ltd..................................  1,465,000    157,279
#   Changshouhua Food Co., Ltd...........................  1,696,000  1,575,876
#*  Chaoda Modern Agriculture Holdings, Ltd..............  6,771,138    203,135
#   Chaowei Power Holdings, Ltd..........................  2,948,000  1,675,662
*   Chigo Holding, Ltd................................... 24,026,000    573,715
*   Chiho-Tiande Group, Ltd..............................     64,000     24,085
    China Aerospace International Holdings, Ltd.......... 12,416,500  1,302,245
    China Agri-Industries Holdings, Ltd.................. 11,310,800  4,907,072
#   China All Access Holdings, Ltd.......................  3,184,000  1,301,954
    China Animal Healthcare, Ltd.........................  3,671,000  2,410,874
#   China Aoyuan Property Group, Ltd.....................  6,400,000  1,180,987
*   China Automation Group, Ltd..........................  3,303,000    670,351
    China BlueChemical, Ltd..............................  7,980,000  4,120,364
*   China Chengtong Development Group, Ltd...............  1,562,000     81,892
#   China Child Care Corp., Ltd..........................  3,070,000    903,171
    China Communications Services Corp., Ltd. Class H.... 10,224,000  4,995,848
#   China Datang Corp. Renewable Power Co., Ltd. Class H. 14,482,000  2,152,658
    China Dongxiang Group Co., Ltd....................... 13,246,985  2,594,317
#*  China Dredging Environment Protection Holdings, Ltd..  3,088,000    932,860
*   China Energine International Holdings, Ltd...........  4,080,000    335,664
    China Everbright International, Ltd..................  3,078,800  4,110,328
    China Everbright, Ltd................................  3,554,000  5,483,823

                                     1813

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#   China Fiber Optic Network System Group, Ltd..........  5,202,000 $1,508,404
#*  China Foods, Ltd.....................................  3,764,000  1,430,001
    China Glass Holdings, Ltd............................  4,002,000    526,798
*   China Green Holdings, Ltd............................  1,212,000     62,968
*   China High Precision Automation Group, Ltd...........  1,289,000    202,912
#*  China High Speed Transmission Equipment Group Co.,
      Ltd................................................  5,250,000  4,095,235
#   China Hongqiao Group, Ltd............................  3,378,000  2,889,941
*   China Household Holdings, Ltd........................  3,730,000    392,489
#*  China Huiyuan Juice Group, Ltd.......................  2,812,000  1,259,925
    China ITS Holdings Co., Ltd..........................  3,973,000    642,943
#*  China Jiuhao Health Industry Corp., Ltd..............  5,800,000    344,888
#   China Lesso Group Holdings, Ltd......................  6,105,000  3,591,884
#   China Lilang, Ltd....................................  2,368,000  1,544,694
#   China Lumena New Materials Corp...................... 14,530,000  2,343,533
    China Machinery Engineering Corp. Class H............  1,329,000    811,326
#   China Medical System Holdings, Ltd...................  5,009,500  6,182,527
    China Merchants Land, Ltd............................  6,528,000    972,270
#*  China Metal Recycling Holdings, Ltd..................  2,401,686    547,891
*   China Mining Resources Group, Ltd....................  3,530,000     36,219
#*  China Modern Dairy Holdings, Ltd.....................  5,468,000  2,530,712
#   China National Materials Co., Ltd....................  6,206,000  1,432,780
#*  China New Town Development Co., Ltd..................  6,403,148    376,204
#   China Oil & Gas Group, Ltd........................... 22,900,000  4,050,159
    China Outfitters Holdings, Ltd.......................     24,000      3,457
#   China Overseas Grand Oceans Group, Ltd...............  4,056,500  3,275,150
#   China Power International Development, Ltd........... 13,612,000  5,655,121
#*  China Power New Energy Development Co., Ltd.......... 31,840,000  1,947,909
#*  China Precious Metal Resources Holdings Co., Ltd..... 18,124,318  2,405,867
*   China Properties Group, Ltd..........................  2,464,000    547,629
    China Qinfa Group, Ltd...............................  2,656,000    132,098
#*  China Rare Earth Holdings, Ltd.......................  6,516,000    888,588
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd................................................ 15,127,500  3,056,495
*   China Ruifeng Renewable Energy, Ltd..................  4,232,000    806,302
#   China Sanjiang Fine Chemicals Co., Ltd...............  3,157,000  1,135,319
#   China SCE Property Holdings, Ltd.....................  5,883,200  1,188,547
#   China Shanshui Cement Group, Ltd..................... 10,313,000  3,718,642
    China Shineway Pharmaceutical Group, Ltd.............  1,696,200  2,836,972
#*  China Shipping Container Lines Co., Ltd. Class H.....  6,987,000  2,018,048
#*  China Shipping Development Co., Ltd. Class H.........  8,656,000  5,695,966
#   China Singyes Solar Technologies Holdings, Ltd.......  2,592,200  3,778,346
#   China South City Holdings, Ltd....................... 10,282,000  5,152,395
    China Southern Airlines Co., Ltd. Class H............  3,230,000  1,092,208
    China Southern Airlines Co., Ltd. Sponsored ADR......      2,821     46,970
    China Starch Holdings, Ltd...........................  6,470,000    162,068
#   China Suntien Green Energy Corp., Ltd. Class H.......  9,153,000  2,816,131
*   China Taifeng Beddings Holdings, Ltd.................  1,500,000    265,738
*   China Taiping Insurance Holdings Co., Ltd............  3,573,600  7,792,268
#*  China Tian Lun Gas Holdings, Ltd.....................    756,000    905,783
    China Tianyi Holdings, Ltd...........................  1,876,000    296,149
*   China Tontine Wines Group, Ltd.......................  1,610,000     69,323
*   China Traditional Chinese Medicine Co., Ltd..........  2,158,000    934,147
    China Travel International Investment Hong Kong,
      Ltd................................................ 14,349,900  3,416,404
    China Vanadium Titano - Magnetite Mining Co., Ltd....  5,645,000    688,423

                                     1814

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
#   China Water Affairs Group, Ltd......................  6,502,000 $ 2,247,235
#*  China Water Industry Group, Ltd.....................  2,272,000     430,062
*   China WindPower Group, Ltd.......................... 24,894,964   2,014,805
#*  China Yurun Food Group, Ltd.........................  7,987,000   3,817,445
#   China ZhengTong Auto Services Holdings, Ltd.........  4,505,000   2,493,223
#   China Zhongwang Holdings, Ltd.......................  7,934,000   2,857,137
#*  Chinasoft International, Ltd........................  6,164,000   1,901,766
#*  ChinaVision Media Group, Ltd........................ 12,460,000   2,552,711
*   Chinese People Holdings Co., Ltd....................  8,028,000     200,684
*   Chongqing Iron & Steel Co., Ltd. Class H............  2,247,400     501,963
    Chongqing Machinery & Electric Co., Ltd. Class H....  6,196,000   1,000,123
    Chongqing Rural Commercial Bank Class H.............    502,000     248,294
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  2,662,000     946,216
#   CIMC Enric Holdings, Ltd............................  2,868,000   3,414,911
*   Citic 21CN Co., Ltd.................................  5,303,200   4,010,154
*   CITIC Dameng Holdings, Ltd..........................    274,000      24,582
*   CITIC Resources Holdings, Ltd....................... 11,982,600   1,781,818
#*  Citychamp Watch & Jewellery Group, Ltd.............. 11,388,000   1,462,659
    Clear Media, Ltd....................................    251,000     245,915
*   Coastal Greenland, Ltd..............................  5,154,000     181,660
#*  Comba Telecom Systems Holdings, Ltd.................  4,786,577   1,551,297
#*  Comtec Solar Systems Group, Ltd.....................  4,320,000     714,639
    Coolpad Group, Ltd.................................. 13,696,000   3,188,249
#   Cosco International Holdings, Ltd...................  2,703,000   1,137,575
    COSCO Pacific, Ltd..................................    551,792     830,587
*   Coslight Technology International Group, Ltd........    510,000     460,764
#   CP Pokphand Co., Ltd................................ 22,560,594   2,658,209
#   CPMC Holdings, Ltd..................................  2,098,000   1,808,619
    CSPC Pharmaceutical Group, Ltd......................    303,877     236,811
*   DaChan Food Asia, Ltd...............................  1,725,955     213,515
#   Dah Chong Hong Holdings, Ltd........................  4,286,000   2,627,287
#   Dalian Port PDA Co., Ltd. Class H...................  6,070,000   1,759,164
    DaMing International Holdings, Ltd..................    510,000     176,020
#   Daphne International Holdings, Ltd..................  6,020,000   2,639,030
#   Dawnrays Pharmaceutical Holdings, Ltd...............  2,322,943   1,867,906
#*  DBA Telecommunication Asia Holdings, Ltd............  2,108,000     103,631
    Digital China Holdings, Ltd.........................  3,999,800   3,936,524
    Dongfang Electric Corp., Ltd. Class H...............    183,600     316,819
#   Dongjiang Environmental Co., Ltd. Class H...........    193,650     725,144
#   Dongyue Group, Ltd..................................  7,163,000   3,275,754
#*  Dynasty Fine Wines Group, Ltd.......................  1,614,000      56,229
    Embry Holdings, Ltd.................................    473,000     266,821
    EVA Precision Industrial Holdings, Ltd..............  5,958,435   1,392,403
*   EverChina International Holdings Co., Ltd........... 17,180,000     749,959
    Evergreen International Holdings, Ltd...............  1,246,000     159,828
*   Extrawell Pharmaceutical Holdings, Ltd..............  6,867,921     300,488
#   Fantasia Holdings Group Co., Ltd....................  9,633,000   1,172,805
#   First Tractor Co., Ltd. Class H.....................  3,351,176   2,515,779
    Franshion Properties China, Ltd..................... 18,782,300   5,514,404
#   Fufeng Group, Ltd...................................  6,004,600   2,322,563
    Geely Automobile Holdings, Ltd...................... 26,870,000  10,769,097
*   Global Bio-Chem Technology Group Co., Ltd...........  9,996,800     384,427
*   Global Sweeteners Holdings, Ltd.....................    770,951      38,798

                                     1815

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
*   Glorious Property Holdings, Ltd...................... 13,214,501 $1,953,599
    Goldbond Group Holdings, Ltd.........................    210,000     10,617
#   Golden Eagle Retail Group, Ltd.......................  3,089,000  3,969,781
#   Golden Meditech Holdings, Ltd........................  4,855,193    778,866
#   Goldlion Holdings, Ltd...............................  1,047,962    451,050
    GOME Electrical Appliances Holding, Ltd.............. 51,812,000  8,745,368
    Good Friend International Holdings, Inc..............    404,667    124,629
#   Goodbaby International Holdings, Ltd.................  2,969,000  1,488,087
#   Greatview Aseptic Packaging Co., Ltd.................  3,156,000  2,473,911
    Greenland Hong Kong Holdings, Ltd....................  1,727,000    851,905
    Greentown China Holdings, Ltd........................  3,486,148  4,484,736
#   Guangdong Land Holdings, Ltd.........................  4,396,800    968,671
    Guangshen Railway Co., Ltd. Class H..................  7,452,000  2,993,126
    Guangshen Railway Co., Ltd. Sponsored ADR............      5,067    101,644
    Guangzhou Shipyard International Co., Ltd. Class H...    159,400    281,365
#   Guodian Technology & Environment Group Co., Ltd.
      Class H............................................  2,813,000    630,464
    Hainan Meilan International Airport Co., Ltd.
      Class H............................................    720,000    627,642
#   Haitian International Holdings, Ltd..................  2,380,000  5,563,184
#   Hanergy Solar Group, Ltd............................. 42,960,000  6,730,020
    Harbin Electric Co., Ltd. Class H....................  3,783,413  2,538,878
    Henderson Investment, Ltd............................    596,000     47,490
*   Heng Tai Consumables Group, Ltd...................... 14,673,193    264,589
#   Hengdeli Holdings, Ltd............................... 11,297,399  1,963,908
#*  Hidili Industry International Development, Ltd.......  5,079,000    660,262
#   Hilong Holding, Ltd..................................  3,673,000  2,059,614
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H..  2,030,000  2,582,650
#*  HKC Holdings, Ltd.................................... 17,896,447    539,903
#   Honghua Group, Ltd...................................  7,696,000  1,885,979
    Hopefluent Group Holdings, Ltd.......................    435,670    150,782
#   Hopewell Highway Infrastructure, Ltd.................  4,252,000  2,193,188
#*  Hopson Development Holdings, Ltd.....................  3,584,000  3,997,985
    HOSA International, Ltd..............................    238,000     73,224
    Hua Han Bio-Pharmaceutical Holdings, Ltd............. 11,022,277  3,074,361
*   Hua Lien International Holding Co., Ltd..............    998,000     54,836
#   Huabao International Holdings, Ltd...................  9,322,014  6,793,058
#   Huadian Power International Corp., Ltd. Class H......  4,506,000  2,772,446
    Huaneng Renewables Corp., Ltd. Class H............... 15,148,000  5,019,497
*   Huili Resources Group, Ltd...........................    458,000     73,290
#*  Hunan Nonferrous Metal Corp., Ltd. Class H........... 10,634,000  3,645,555
    Hutchison Harbour Ring, Ltd..........................  7,098,000    538,854
    Inspur International, Ltd............................  2,056,000    433,933
    Intime Retail Group Co., Ltd.........................  6,140,500  5,721,160
*   Jinchuan Group International Resources Co., Ltd......  2,262,000    255,992
    Jingwei Textile Machinery Class H....................  1,272,000  1,211,951
#   Ju Teng International Holdings, Ltd..................  4,498,000  3,005,303
    Jutal Offshore Oil Services, Ltd.....................    728,000    269,325
*   Kai Yuan Holdings, Ltd............................... 15,260,000    248,474
#   Kaisa Group Holdings, Ltd............................  9,456,000  3,454,307
    Kasen International Holdings, Ltd....................    222,000     45,910
    Kingboard Chemical Holdings, Ltd.....................  3,591,921  7,537,339
    Kingboard Laminates Holdings, Ltd....................  4,689,000  1,935,383
#*  Kingdee International Software Group Co., Ltd........  3,231,200  1,119,880
#   Kingsoft Corp., Ltd..................................  2,937,000  8,667,518

                                     1816

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    KWG Property Holding, Ltd............................  6,299,950 $4,599,685
#*  Labixiaoxin Snacks Group, Ltd........................  1,764,000    339,162
    Lai Fung Holdings, Ltd............................... 26,020,440    608,374
#   Le Saunda Holdings, Ltd..............................  1,698,000    795,900
    Lee & Man Chemical Co., Ltd..........................    934,785    510,534
    Lee & Man Paper Manufacturing, Ltd...................  8,268,000  5,026,267
*   Leoch International Technology, Ltd..................  1,436,000    314,895
#*  Li Ning Co., Ltd.....................................  1,301,250    789,941
#*  Lianhua Supermarket Holdings Co., Ltd. Class H.......  2,067,600  1,137,149
*   Lifetech Scientific Corp.............................    396,000    680,746
    Lijun International Pharmaceutical Holding Co., Ltd..  8,518,000  3,769,271
*   Lingbao Gold Co., Ltd. Class H.......................    682,000    119,583
    Livzon Pharmaceutical Group, Inc. Class H............     73,600    453,391
*   LK Technology Holdings, Ltd..........................    837,500     83,749
    Lonking Holdings, Ltd................................ 12,626,000  2,259,846
*   Loudong General Nice Resources China Holdings, Ltd...  7,842,140    537,945
*   Maanshan Iron & Steel Co., Ltd. Class H..............  9,250,000  2,157,315
*   Madex International Holdings, Ltd.................... 18,920,000    287,279
    Maoye International Holdings, Ltd....................  6,490,000  1,091,503
#*  Microport Scientific Corp............................  1,897,000  1,136,641
#   MIE Holdings Corp....................................  4,580,000    778,683
    MIN XIN Holdings, Ltd................................    418,000    227,461
#*  Mingfa Group International Co., Ltd..................  5,806,000  1,345,488
*   Mingyuan Medicare Development Co., Ltd...............    510,000     11,862
#   Minmetals Land, Ltd..................................  6,076,000    835,598
#   Minth Group, Ltd.....................................  3,199,000  6,103,112
#   MMG, Ltd.............................................  8,022,000  3,195,774
    MOBI Development Co., Ltd............................    613,000    127,816
*   Nan Hai Corp., Ltd................................... 25,550,000    163,315
    Nanjing Panda Electronics Co., Ltd. Class H..........    134,000     86,654
    Nature Home Holding Co., Ltd.........................    520,000     85,579
#   NetDragon Websoft, Inc...............................    979,544  1,831,936
    New World China Land, Ltd............................    430,000    256,957
    New World Department Store China, Ltd................  2,276,462  1,002,922
#   Nine Dragons Paper Holdings, Ltd.....................  9,746,000  8,006,487
#*  North Mining Shares Co., Ltd......................... 19,560,000  1,097,877
#   NVC Lighting Holdings, Ltd...........................  7,010,000  1,585,559
*   O-Net Communications Group, Ltd......................  1,308,000    365,296
    Overseas Chinese Town Asia Holdings, Ltd.............    764,183    281,003
#   Pacific Online, Ltd..................................  2,016,365  1,115,910
#   Parkson Retail Group, Ltd............................  6,696,500  2,003,521
#*  PAX Global Technology, Ltd...........................  1,141,000    874,626
    Peak Sport Products Co., Ltd.........................  2,750,000    728,252
#   Phoenix Satellite Television Holdings, Ltd...........  5,986,000  2,065,310
    Poly Property Group Co., Ltd......................... 10,668,000  5,163,116
    Ports Design, Ltd....................................  1,970,500    843,209
*   Pou Sheng International Holdings, Ltd................  8,067,806    706,121
#*  Powerlong Real Estate Holdings, Ltd..................  6,160,000    926,616
*   Prosperity International Holdings HK, Ltd............  5,020,000    160,695
    Qingling Motors Co., Ltd. Class H....................  1,694,000    508,759
    Qunxing Paper Holdings Co., Ltd......................    669,913     32,674
*   Real Gold Mining, Ltd................................    300,500     10,198
#   Real Nutriceutical Group, Ltd........................  4,270,000  1,045,067

                                     1817

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Regent Manner International Holdings, Ltd...........  2,844,000 $   656,868
#*  Renhe Commercial Holdings Co., Ltd.................. 62,338,000   3,080,668
#   REXLot Holdings, Ltd................................ 52,801,502   5,496,567
#   Road King Infrastructure, Ltd.......................  1,287,000   1,202,406
    Samson Holding, Ltd.................................  3,499,000     446,763
#*  Sany Heavy Equipment International Holdings Co.,
      Ltd...............................................  4,601,000   1,078,869
    Sateri Holdings, Ltd................................    119,500      23,179
    Scud Group, Ltd.....................................  1,876,000     270,561
#*  Semiconductor Manufacturing International Corp...... 96,326,000   8,735,755
*   Semiconductor Manufacturing International Corp. ADR.     13,049      59,373
    Shandong Chenming Paper Holdings, Ltd. Class H......  1,863,000     880,838
    Shanghai Industrial Holdings, Ltd...................  1,700,000   5,657,938
#*  Shanghai Industrial Urban Development Group, Ltd....  9,080,000   1,864,796
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H......................................  5,906,000   1,849,777
    Shanghai Prime Machinery Co., Ltd. Class H..........  4,298,000     693,994
*   Shanghai Zendai Property, Ltd.......................  8,390,000     133,435
    Shengli Oil & Gas Pipe Holdings, Ltd................  4,506,000     329,490
#   Shenguan Holdings Group, Ltd........................  5,768,000   2,187,487
    Shenzhen Expressway Co., Ltd. Class H...............  3,662,400   2,215,895
    Shenzhen International Holdings, Ltd................  4,811,751   5,934,981
    Shenzhen Investment, Ltd............................ 13,150,912   4,528,103
    Shenzhou International Group Holdings, Ltd..........    926,000   2,915,238
*   Shougang Concord International Enterprises Co.,
      Ltd............................................... 23,560,000   1,128,957
#   Shougang Fushan Resources Group, Ltd................ 21,052,000   5,496,077
    Shui On Land, Ltd................................... 19,170,643   5,116,245
*   Shunfeng Photovoltaic International, Ltd............    834,000     925,389
    Sichuan Expressway Co., Ltd. Class H................  4,606,000   1,536,934
    Sihuan Pharmaceutical Holdings Group, Ltd...........  4,812,000   2,949,933
*   Sijia Group Co......................................  1,076,350      35,693
    Silver Grant International Industries, Ltd..........  4,750,000     631,525
*   SIM Technology Group, Ltd...........................    510,000      28,574
    Sino Biopharmaceutical, Ltd......................... 13,536,000  11,636,431
#*  Sino Oil And Gas Holdings, Ltd...................... 56,847,766   1,810,315
#   Sino-Ocean Land Holdings, Ltd....................... 11,957,935   6,983,738
#*  Sinofert Holdings, Ltd.............................. 12,637,327   1,778,387
#*  Sinolink Worldwide Holdings, Ltd.................... 10,218,800     916,229
    SinoMedia Holding, Ltd..............................  1,513,000   1,159,586
    Sinopec Kantons Holdings, Ltd.......................  1,632,000   1,206,684
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H....  3,558,001     812,596
*   Sinotrans Shipping, Ltd.............................  6,209,086   1,707,911
#   Sinotrans, Ltd. Class H.............................  8,358,000   5,176,375
    Sinotruk Hong Kong, Ltd.............................  2,941,000   1,555,368
    SITC International Holdings Co., Ltd................  4,037,000   1,774,815
    Skyworth Digital Holdings, Ltd......................  9,610,892   4,743,960
    SMI Corp., Ltd...................................... 14,404,066     546,539
*   Solargiga Energy Holdings, Ltd......................  8,590,000     445,658
*   Sparkle Roll Group, Ltd.............................  6,616,000     349,547
    Springland International Holdings, Ltd..............  3,438,000   1,416,965
#   SPT Energy Group, Inc...............................  4,150,000   2,190,568
    SRE Group, Ltd...................................... 16,652,346     520,201
    Sun King Power Electronics Group....................    132,000       9,305
#   Sunac China Holdings, Ltd...........................  7,899,000   6,467,214
#   Sunny Optical Technology Group Co., Ltd.............  3,495,000   4,578,668

                                     1818

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
#*  Superb Summit International Group, Ltd...............    170,000 $   21,081
    TCC International Holdings, Ltd......................  4,185,098  1,934,015
#   TCL Communication Technology Holdings, Ltd...........  2,504,198  3,116,615
#*  TCL Multimedia Technology Holdings, Ltd..............  3,322,510  1,221,320
    Tenfu Cayman Holdings Co., Ltd.......................    153,000     64,512
#   Texhong Textile Group, Ltd...........................  1,460,000  1,105,038
#   Tian An China Investment Co., Ltd....................  1,383,000  1,032,768
    Tian Shan Development Holding, Ltd...................  1,390,000    595,820
#   Tiangong International Co., Ltd......................  5,884,000  1,276,250
#   Tianjin Capital Environmental Protection Group Co.,
      Ltd. Class H.......................................  1,572,000  1,115,049
#   Tianjin Development Hldgs, Ltd.......................  2,116,000  1,724,329
*   Tianjin Jinran Public Utilities Co., Ltd. Class H....  1,910,000    432,826
    Tianjin Port Development Holdings, Ltd............... 10,408,800  1,707,487
#   Tianneng Power International, Ltd....................  4,016,048  1,540,107
#   Tibet 5100 Water Resources Holdings, Ltd.............  6,635,000  2,291,035
#   Tomson Group, Ltd....................................  1,120,751    305,414
#   Tong Ren Tang Technologies Co., Ltd. Class H.........  3,268,000  4,640,531
    Tongda Group Holdings, Ltd........................... 14,480,000  2,061,266
    Tonly Electronics Holdings, Ltd......................    287,451    225,636
    Top Spring International Holdings, Ltd...............     34,000     11,327
    Towngas China Co., Ltd...............................  3,915,000  4,512,795
#   TPV Technology, Ltd..................................  3,783,964    818,129
    Travelsky Technology, Ltd. Class H...................  4,569,090  4,124,671
#   Trigiant Group, Ltd..................................  2,774,000    800,907
*   Trony Solar Holdings Co., Ltd........................  1,757,000     26,752
#   Truly International Holdings, Ltd....................  7,141,573  4,296,450
#   Uni-President China Holdings, Ltd....................  5,477,000  4,494,447
*   United Energy Group, Ltd............................. 13,116,450  1,939,448
*   V1 Group, Ltd........................................ 16,925,600  1,587,185
#*  Wanda Commercial Properties Group Co., Ltd...........  1,039,000    334,705
    Wanguo International Mining Group, Ltd...............    230,000     82,466
    Wasion Group Holdings, Ltd...........................  2,612,000  2,072,547
    Weiqiao Textile Co. Class H..........................  2,509,500  1,338,930
#   Welling Holding, Ltd.................................  5,290,000  1,521,558
    West China Cement, Ltd............................... 16,444,000  1,996,853
*   Winsway Enterprises Holdings, Ltd....................  6,894,000    429,142
    World Wide Touch Technology Holdings, Ltd............  3,216,000    131,422
#   Wumart Stores, Inc. Class H..........................  2,757,000  2,450,682
    Xiamen International Port Co., Ltd. Class H..........  5,518,000  1,011,615
    Xiao Nan Guo Restaurants Holdings, Ltd...............    250,000     30,392
#   Xingda International Holdings, Ltd...................  5,376,000  2,153,157
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H............................................    307,103    259,779
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H............................................  1,852,800  2,103,260
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H....  4,094,598  1,087,763
*   Xiwang Property Holdings Co., Ltd....................  2,422,344    175,900
    Xiwang Special Steel Co., Ltd........................  2,743,000    376,363
    XTEP International Holdings, Ltd.....................  3,168,000  1,353,795
*   Yanchang Petroleum International, Ltd................ 23,970,000  1,196,111
#   Yingde Gases Group Co., Ltd..........................  4,891,500  5,338,789
    Yip's Chemical Holdings, Ltd.........................  1,490,000    971,201
    Youyuan International Holdings, Ltd..................  1,131,700    246,470
    Yuanda China Holdings, Ltd...........................  8,898,000    673,660
    Yuexiu Property Co., Ltd............................. 27,287,432  6,114,243

                                     1819

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
#   Yuexiu Transport Infrastructure, Ltd...............  3,808,018 $  2,499,516
    Yuzhou Properties Co., Ltd.........................  5,245,120    1,215,354
*   Zall Development Group, Ltd........................  2,673,000      949,827
#   Zhaojin Mining Industry Co., Ltd...................  4,386,500    2,723,245
    Zhejiang Expressway Co., Ltd. Class H..............  5,900,000    6,396,620
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    611,000      382,737
    Zhong An Real Estate, Ltd..........................  4,167,400      708,899
#   Zhongsheng Group Holdings, Ltd.....................  3,105,500    3,931,316
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......  1,824,000    6,249,843
                                                                   ------------
TOTAL CHINA............................................             725,032,455
                                                                   ------------
COLOMBIA -- (0.0%)
    Bolsa de Valores de Colombia....................... 16,711,449      221,722
    Celsia SA ESP......................................    186,079      603,822
    Constructora Conconcreto SA........................    293,150      238,988
    Empresa de Telecomunicaciones de Bogota............  1,305,521      352,685
*   Fabricato SA....................................... 13,706,296      128,537
    Grupo Odinsa SA....................................     39,599      166,689
    Isagen SA ESP......................................     63,666      110,082
    Mineros SA.........................................    102,961      158,824
                                                                   ------------
TOTAL COLOMBIA.........................................               1,981,349
                                                                   ------------
GREECE -- (0.9%)
    Aegean Airlines SA.................................    261,316    2,185,126
*   Astir Palace Hotel SA..............................     73,995      394,172
    Athens Water Supply & Sewage Co. SA (The)..........    199,331    2,551,010
*   Attica Bank........................................    999,549      167,959
    Bank of Greece.....................................    142,930    2,651,293
*   Corinth Pipeworks SA...............................      6,729       13,206
*   Diagnostic & Therapeutic Center of Athens
      Hygeia SA........................................     62,561       24,439
*   Ellaktor SA........................................    909,399    4,606,462
    Elval - Hellenic Aluminium Industry SA.............     61,004      141,129
*   Fourlis Holdings SA................................    283,268    2,006,188
*   Frigoglass SA......................................    167,513      785,171
*   GEK Terna Holding Real Estate Construction SA......    475,188    2,361,543
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................    536,300    5,305,689
*   Iaso SA............................................    234,070      340,135
*   Intracom Holdings SA...............................    686,768      606,902
*   Intralot SA-Integrated Lottery Systems & Services..    865,039    2,133,922
*   J&P-Avax SA........................................    242,137      466,197
*   Lamda Development SA...............................     16,844      112,579
*   Marfin Investment Group Holdings SA................  6,320,159    3,743,968
    Metka SA...........................................    185,058    2,983,159
    Motor Oil Hellas Corinth Refineries SA.............    395,567    4,258,737
*   Mytilineos Holdings SA.............................    579,170    4,955,855
    Piraeus Port Authority.............................     41,359      938,493
    Sarantis SA........................................     95,423    1,016,893
*   Sidenor Holdings SA................................     90,590      172,774
    Terna Energy SA....................................    257,713    1,333,398

                                     1820

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GREECE -- (Continued)
    Thessaloniki Water Supply & Sewage Co. SA............    15,807 $    92,516
                                                                    -----------
TOTAL GREECE.............................................            46,348,915
                                                                    -----------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.........................    40,728     949,348
*   FHB Mortgage Bank P.L.C..............................    27,009      83,512
*   PannErgy.............................................    89,698     118,338
                                                                    -----------
TOTAL HUNGARY............................................             1,151,198
                                                                    -----------
INDIA -- (9.6%)
*   3M India, Ltd........................................     5,470     442,449
*   Aarti Industries.....................................    39,017     138,793
    Aban Offshore, Ltd...................................   122,757   1,552,590
*   ABG Shipyard, Ltd....................................   174,417     725,953
*   Advanta, Ltd.........................................   142,847     716,340
    Agro Tech Foods, Ltd.................................    54,133     505,315
    Ahmednagar Forgings, Ltd.............................    26,195     121,502
    AIA Engineering, Ltd.................................   105,580   1,344,825
    Ajanta Pharma, Ltd...................................   103,292   2,740,891
    Akzo Nobel India, Ltd................................    67,372   1,155,933
    Alembic Pharmaceuticals, Ltd.........................   490,590   2,834,448
    Allahabad Bank....................................... 1,087,083   2,160,098
    Alok Industries, Ltd................................. 5,490,403   1,109,347
    Alstom India, Ltd....................................   148,374   1,303,798
    Amara Raja Batteries, Ltd............................   470,856   3,801,556
    Amtek Auto, Ltd......................................   691,784   2,941,306
    Amtek India, Ltd.....................................   421,270     632,937
*   Anant Raj, Ltd....................................... 1,147,745   1,183,611
*   Andhra Bank..........................................   975,330   1,318,873
    Apar Industries, Ltd.................................    15,065      84,606
    Apollo Hospitals Enterprise, Ltd.....................    64,709   1,072,237
    Apollo Tyres, Ltd.................................... 1,563,412   4,459,863
    Arvind, Ltd.......................................... 1,340,968   5,059,779
*   Asahi India Glass, Ltd...............................   257,301     379,639
*   Ashok Leyland, Ltd................................... 8,562,959   4,842,020
    Asian Hotels East, Ltd...............................     4,536      16,078
    Atul, Ltd............................................    69,305   1,360,249
    Aurobindo Pharma, Ltd................................ 1,129,123  13,172,358
    Automotive Axles, Ltd................................    11,648     119,307
    Bajaj Corp., Ltd.....................................   197,393     746,867
    Bajaj Electricals, Ltd...............................   207,026     982,592
    Bajaj Finance, Ltd...................................    62,702   2,288,523
    Bajaj Finserv, Ltd...................................   120,632   1,882,635
*   Bajaj Hindusthan, Ltd................................ 1,489,814     597,648
    Bajaj Holdings & Investment, Ltd.....................    92,719   1,985,579
*   Balkrishna Industries, Ltd...........................   166,123   2,147,924
    Ballarpur Industries, Ltd............................ 1,807,146     497,061
*   Balmer Lawrie & Co., Ltd.............................    66,974     608,369
*   Balrampur Chini Mills, Ltd........................... 1,179,089   1,468,382
    Bank Of Maharashtra..................................   849,337     649,355
*   Bannari Amman Sugars, Ltd............................    15,663     237,776
    BASF India, Ltd......................................    55,886     785,264

                                     1821

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Bata India, Ltd.......................................   145,561 $3,017,724
*   BEML, Ltd.............................................    91,544    956,328
    Berger Paints India, Ltd..............................   789,434  3,907,883
*   BGR Energy Systems, Ltd...............................   161,858    482,520
    Bharat Forge, Ltd.....................................   737,890  8,749,796
    Bhushan Steel, Ltd....................................   393,995  2,562,708
    Biocon, Ltd...........................................   508,356  3,932,371
    Birla Corp., Ltd......................................   107,350    672,366
    Blue Dart Express, Ltd................................    23,938  1,520,690
    Blue Star, Ltd........................................   157,634    747,107
    Bombay Burmah Trading Co..............................    43,374    153,443
    Bombay Dyeing & Manufacturing Co., Ltd................   785,565    918,624
*   Bombay Rayon Fashions, Ltd............................    14,855     39,175
    Brigade Enterprises, Ltd..............................    27,004     56,809
    Britannia Industries, Ltd.............................   230,022  4,329,876
    Capital First, Ltd....................................    38,554    155,253
    Carborundum Universal, Ltd............................   329,688    934,909
*   Ceat, Ltd.............................................    78,266    670,593
*   Central Bank Of India.................................   677,911    779,164
*   Century Plyboards India, Ltd..........................    47,122     67,040
    Century Textiles & Industries, Ltd....................   356,772  3,519,050
    CESC, Ltd.............................................   546,678  5,800,221
    Chambal Fertilizers & Chemicals, Ltd.................. 1,079,706  1,012,376
*   Chennai Petroleum Corp., Ltd..........................   336,439    466,704
    Cholamandalam Investment and Finance Co., Ltd.........    71,956    491,477
*   City Union Bank, Ltd.................................. 1,302,914  1,597,360
    Clariant Chemicals India, Ltd.........................    53,435    718,663
    Claris Lifesciences, Ltd..............................    82,834    231,904
    CMC, Ltd..............................................    60,897  1,923,403
    Coromandel International, Ltd.........................   514,179  2,040,164
    Corp. Bank............................................   216,216  1,266,645
*   Cox & Kings, Ltd......................................   332,188  1,443,034
    CRISIL, Ltd...........................................    11,905    349,031
    Crompton Greaves, Ltd................................. 2,205,917  7,059,758
    Cyient, Ltd...........................................   215,396  1,363,533
    Dalmia Bharat, Ltd....................................    62,797    460,059
    DB Corp., Ltd.........................................    43,770    234,098
*   DB Realty, Ltd........................................   815,914  1,090,845
*   DCB Bank, Ltd......................................... 1,475,813  2,003,535
    DCM Shriram, Ltd......................................   213,725    616,340
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   224,154    604,899
*   Delta Corp., Ltd......................................   535,652    813,931
*   DEN Networks, Ltd.....................................   343,697  1,212,820
    Dena Bank............................................. 1,059,191  1,180,208
    Dewan Housing Finance Corp., Ltd......................    27,941    162,747
*   Dish TV India, Ltd.................................... 3,087,132  2,971,072
    Dishman Pharmaceuticals & Chemicals, Ltd..............   134,312    318,297
*   Dredging Corp. Of India, Ltd..........................    11,933     88,237
    eClerx Services, Ltd..................................    62,384  1,338,772
    Edelweiss Financial Services, Ltd.....................   687,337    694,472
*   Educomp Solutions, Ltd................................   125,968     64,752
    Eicher Motors, Ltd....................................    48,396  6,752,637
*   EID Parry India, Ltd..................................   431,793  1,370,919

                                     1822

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    EIH, Ltd..............................................   557,144 $  925,641
*   Elder Pharmaceuticals, Ltd............................     6,252     19,222
*   Electrosteel Castings, Ltd............................   711,611    347,494
*   Elgi Equipments, Ltd..................................   230,271    458,603
    Emami, Ltd............................................   142,377  1,272,180
    Engineers India, Ltd..................................   395,610  1,822,189
    Entertainment Network India, Ltd......................    48,584    350,926
*   Era Infra Engineering, Ltd............................   415,628    147,863
*   Eros International Media, Ltd.........................   199,846    724,169
    Escorts, Ltd..........................................   523,565  1,019,188
    Ess Dee Aluminium, Ltd................................   125,607  1,112,028
*   Essar Oil, Ltd........................................ 2,063,648  3,911,150
    Essar Ports, Ltd......................................   434,115    655,432
*   Essar Shipping, Ltd...................................   112,311     39,112
    Essel Propack, Ltd....................................   245,987    421,237
    Exide Industries, Ltd.................................   907,043  2,447,770
    FAG Bearings India, Ltd...............................    29,121  1,276,348
    FDC, Ltd..............................................   399,023    923,133
    Federal Bank, Ltd..................................... 3,805,760  7,499,337
*   Federal-Mogul Goetze India, Ltd.......................    61,495    271,596
*   Financial Technologies India, Ltd.....................   124,447    639,622
    Finolex Cables, Ltd...................................   422,088  1,441,775
*   Finolex Industries, Ltd...............................   324,175  1,487,444
*   Firstsource Solutions, Ltd............................ 1,393,467    880,737
*   Fortis Healthcare, Ltd................................   706,957  1,373,040
*   Future Consumer Enterprise, Ltd.......................   687,543    111,056
*   Future Lifestyle Fashions, Ltd........................    21,868     34,208
    Future Retail, Ltd....................................   284,732    582,566
*   Gammon India, Ltd.....................................   105,203     50,588
    Gateway Distriparks, Ltd..............................   426,924  1,645,150
    Gati, Ltd.............................................    66,849    129,814
    Gillette India, Ltd...................................    14,470    550,090
*   Gitanjali Gems, Ltd...................................   126,872    148,096
    Global Offshore Services, Ltd.........................     2,502     19,062
    GMR Infrastructure, Ltd............................... 9,412,702  4,163,036
*   Godfrey Phillips India, Ltd...........................     4,304    188,272
    Godrej Industries, Ltd................................   212,412  1,167,436
    Godrej Properties, Ltd................................   358,765  1,349,644
*   Gokul Refoils & Solvent, Ltd..........................    20,874      6,056
    Graphite India, Ltd...................................   333,056    604,102
*   Great Eastern Shipping Co., Ltd. (The)................   407,286  2,461,596
    Greaves Cotton, Ltd...................................   541,165  1,017,512
    Grindwell Norton, Ltd.................................    18,171    125,414
    Gruh Finance, Ltd.....................................   222,390    759,616
*   GTL Infrastructure, Ltd............................... 1,158,583     49,707
    Gujarat Alkalies & Chemicals, Ltd.....................   178,029    613,193
*   Gujarat Fluorochemicals, Ltd..........................   161,543  1,401,025
    Gujarat Gas Co., Ltd..................................    62,982    453,332
    Gujarat Industries Power Co., Ltd.....................     6,329      8,992
*   Gujarat Mineral Development Corp., Ltd................   536,132  1,359,336
*   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd...   320,395    487,726
*   Gujarat NRE Coke, Ltd................................. 1,625,158    292,679
*   Gujarat Pipavav Port, Ltd.............................   369,670    886,248

                                     1823

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Gujarat State Fertilisers & Chemicals, Ltd............   856,905 $1,079,149
*   Gujarat State Petronet, Ltd........................... 1,097,043  1,610,704
*   Gulf Oil Corp., Ltd...................................    76,450    194,979
*   Gulf Oil Lubricants India, Ltd........................    76,450    316,990
*   GVK Power & Infrastructure, Ltd....................... 5,583,655  1,309,459
*   Hathway Cable & Datacom, Ltd..........................   298,526  1,567,687
    Havells India, Ltd....................................   371,251  7,334,579
*   HCL Infosystems, Ltd..................................   626,484    759,685
    HEG, Ltd..............................................    71,043    314,315
*   HeidelbergCement India, Ltd...........................   375,361    382,028
*   Hexa Tradex, Ltd......................................    73,518     44,945
    Hexaware Technologies, Ltd............................ 1,467,575  3,430,314
*   Hikal, Ltd............................................     2,335     23,296
*   Himachal Futuristic Communications, Ltd............... 2,067,552    492,657
    Hinduja Global Solutions, Ltd.........................    30,903    321,801
*   Hinduja Ventures, Ltd.................................    36,075    187,531
*   Hindustan Construction Co., Ltd....................... 1,572,759  1,028,468
*   Hindustan Oil Exploration Co., Ltd....................    69,160     59,946
    Hindustan Petroleum Corp., Ltd........................   682,702  4,473,472
    Honeywell Automation India, Ltd.......................    13,295  1,093,965
*   Hotel Leela Venture, Ltd..............................   540,246    224,477
*   Housing Development & Infrastructure, Ltd............. 2,154,402  3,296,069
    HSIL, Ltd.............................................   150,799    605,211
    HT Media, Ltd.........................................   364,057    634,808
    IDBI Bank, Ltd........................................ 1,235,384  1,811,227
    IIFL Holdings, Ltd.................................... 1,112,965  2,387,838
*   IL&FS Transportation Networks, Ltd....................   245,989    934,207
    India Cements, Ltd. (The)............................. 1,647,531  2,785,348
    Indiabulls Housing Finance, Ltd.......................   357,294  2,394,715
    Indian Bank...........................................   387,960    941,274
*   Indian Hotels Co., Ltd................................ 2,387,814  3,711,569
    Indian Overseas Bank.................................. 1,554,951  1,790,289
    Indo Rama Synthetics India............................    21,768      8,519
    Indoco Remedies, Ltd..................................   190,301    749,763
*   Indraprastha Gas, Ltd.................................   468,548  2,888,181
    Info Edge India, Ltd..................................   134,956  1,529,836
    ING Vysya Bank, Ltd...................................    21,126    214,119
*   Ingersoll-Rand India, Ltd.............................    44,994    423,511
*   International Paper APPM, Ltd.........................    57,705    281,430
    Ipca Laboratories, Ltd................................   370,908  4,316,398
    IRB Infrastructure Developers, Ltd.................... 1,021,009  4,292,284
*   Jagran Prakashan, Ltd.................................   528,631  1,034,975
    Jai Corp., Ltd........................................     5,956      9,274
*   Jain Irrigation Systems, Ltd.......................... 1,831,218  3,078,569
    Jaiprakash Associates, Ltd............................ 7,015,959  6,728,146
*   Jaiprakash Power Ventures, Ltd........................ 6,325,569  1,973,128
    Jammu & Kashmir Bank, Ltd. (The)......................   165,268  4,331,859
*   Jaypee Infratech, Ltd................................. 3,030,067  1,625,218
*   JB Chemicals & Pharmaceuticals, Ltd...................    31,979     92,126
*   JBF Industries, Ltd...................................   121,529    268,781
*   Jindal Drilling & Industries, Ltd.....................    13,908     56,784
*   Jindal Poly Films, Ltd................................    56,297    244,600
*   Jindal Poly Investment & Finance Co., Ltd.............     7,223     19,929

                                     1824

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
*   Jindal Saw, Ltd....................................... 1,073,165 $1,358,838
*   Jindal Stainless, Ltd.................................   380,310    304,580
    JK Cement, Ltd........................................   149,599    950,530
    JK Lakshmi Cement, Ltd................................   278,282  1,134,486
*   JK Tyre & Industries, Ltd.............................    59,947    303,413
    JM Financial, Ltd..................................... 2,073,645  1,388,042
    JSW Energy, Ltd....................................... 2,053,448  2,551,635
    JSW Steel, Ltd........................................       775     15,008
*   Jubilant Foodworks, Ltd...............................   278,198  5,727,033
*   Jubilant Life Sciences, Ltd...........................   381,390  1,175,347
    Jyothy Laboratories, Ltd..............................   390,764  1,166,601
    Kajaria Ceramics, Ltd.................................   208,712  2,165,048
*   Kakinada Fertilizers, Ltd.............................   632,948     21,983
*   Kalpataru Power Transmission, Ltd.....................   335,347    890,640
    Kansai Nerolac Paints, Ltd............................    10,598    278,261
    Karnataka Bank, Ltd. (The)............................ 1,085,634  2,268,238
    Karur Vysya Bank, Ltd. (The)..........................   283,321  2,251,512
*   Kaveri Seed Co., Ltd..................................   174,871  2,101,718
    KEC International, Ltd................................   616,384  1,219,986
*   Kesoram Industries, Ltd...............................   218,736    396,668
*   Kewal Kiran Clothing, Ltd.............................     1,598     46,527
    Kirloskar Brothers, Ltd...............................       817      3,879
    Kirloskar Oil Engines, Ltd............................   223,454    972,256
    KPIT Technologies, Ltd................................   851,895  2,167,770
*   KRBL, Ltd.............................................    80,445    105,194
    KSB Pumps, Ltd........................................    40,597    357,160
*   KSK Energy Ventures, Ltd..............................   117,923    193,269
    Lakshmi Machine Works, Ltd............................    22,273  1,388,478
    Lakshmi Vilas Bank, Ltd. (The)........................   238,720    326,811
*   Lanco Infratech, Ltd.................................. 4,921,870    750,323
*   Mahanagar Telephone Nigam.............................   361,078    178,547
*   Maharashtra Seamless, Ltd.............................   127,319    639,253
    Mahindra & Mahindra Financial Services, Ltd...........   214,465    830,841
    Mahindra Holidays & Resorts India, Ltd................    79,240    382,539
    Mahindra Lifespace Developers, Ltd....................    65,477    633,977
    Man Infraconstruction, Ltd............................    25,035     66,929
*   Mandhana Industries, Ltd..............................    54,218    212,428
*   Mangalore Refinery & Petrochemicals, Ltd..............   465,723    498,101
*   Marico Kaya Enterprises, Ltd..........................     6,469     31,446
    Marico, Ltd...........................................   151,827    638,693
*   MAX India, Ltd........................................   903,229  4,564,456
    McLeod Russel India, Ltd..............................   298,850  1,383,008
*   Mercator, Ltd.........................................   612,469    335,024
    Merck, Ltd............................................    24,729    292,956
    MindTree, Ltd.........................................   248,814  4,316,192
*   MOIL, Ltd.............................................   158,280    781,671
*   Monnet Ispat & Energy, Ltd............................    58,491    123,651
    Monsanto India, Ltd...................................    36,659  1,203,363
    Motherson Sumi Systems, Ltd........................... 1,229,584  7,374,266
*   Motilal Oswal Financial Services, Ltd.................     8,131     29,974
    Mphasis, Ltd..........................................   264,977  1,989,702
    MRF, Ltd..............................................     9,265  3,555,221
*   Nagarjuna Oil Refinery, Ltd...........................   575,408     44,074

                                     1825

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
*   Nahar Capital and Financial Services, Ltd.............       309 $      397
    Natco Pharma, Ltd.....................................    94,555  1,680,333
    National Aluminium Co., Ltd...........................   146,078    139,372
    Nava Bharat Ventures, Ltd.............................    13,117     48,540
    Navneet Education, Ltd................................   468,196    622,066
    NCC, Ltd.............................................. 1,258,711  1,511,535
    NESCO, Ltd............................................    38,589    732,984
    NIIT Technologies, Ltd................................   251,992  1,555,838
    NIIT, Ltd.............................................   167,888    117,500
*   Nitin Fire Protection Industries, Ltd.................   618,739    652,205
*   Noida Toll Bridge Co., Ltd............................   126,184     66,855
*   Oberoi Realty, Ltd....................................   178,278    760,784
    OCL India, Ltd........................................    51,578    245,147
*   OMAXE, Ltd............................................   450,427    938,916
    Orient Cement, Ltd....................................   351,095    601,985
    Orient Paper & Industries, Ltd........................    14,822      6,706
    Oriental Bank of Commerce.............................   598,876  2,718,448
*   Orissa Minerals Development Co., Ltd..................     6,645    464,208
*   Oswal Chemicals & Fertilizers, Ltd....................    29,723     15,799
    Page Industries, Ltd..................................    22,109  2,940,163
*   Panacea Biotec, Ltd...................................    39,463    108,945
*   Pantaloons Fashions and Retail, Ltd...................       515      1,063
*   Parsvnath Developers, Ltd.............................   652,167    287,265
*   Patel Engineering, Ltd................................    17,376     29,103
*   PC Jeweller, Ltd......................................   209,725    440,654
*   Peninsula Land, Ltd...................................   559,353    351,085
    Persistent Systems, Ltd...............................    81,500  1,680,977
    Petronet LNG, Ltd.....................................   663,651  1,999,858
    Pfizer, Ltd...........................................    38,140    856,292
*   Phoenix Mills, Ltd. (The).............................   181,403  1,049,861
*   PI Industries, Ltd....................................   171,013  1,124,679
    Pidilite Industries, Ltd..............................   515,071  3,175,315
*   Pipavav Defence & Offshore Engineering Co., Ltd....... 1,532,809  1,359,057
    Piramal Enterprises, Ltd..............................   237,828  2,539,449
*   Plethico Pharmaceuticals, Ltd.........................    68,473     51,836
    Polaris Financial Technology, Ltd.....................   586,163  2,066,493
    Praj Industries, Ltd..................................   425,982    421,003
*   Prakash Industries, Ltd...............................   209,894    387,288
*   Prestige Estates Projects, Ltd........................   582,877  2,411,598
*   Prime Focus, Ltd......................................   113,893     92,997
*   Prism Cement, Ltd.....................................   645,641    767,736
    Procter & Gamble Hygiene & Health Care, Ltd...........     4,185    322,135
*   PTC India Financial Services, Ltd.....................   865,247    464,775
*   PTC India, Ltd........................................ 1,926,354  2,646,981
*   Punj Lloyd, Ltd....................................... 1,344,331    951,676
    Punjab & Sind Bank....................................   252,456    268,121
*   Puravankara Projects, Ltd.............................   171,909    310,426
*   Radico Khaitan, Ltd...................................   493,729    794,407
    Rain Industries, Ltd..................................   615,823    397,279
*   Rajesh Exports, Ltd...................................   106,849    283,568
    Rallis India, Ltd.....................................   595,300  2,131,729
    Ramco Cements, Ltd. (The).............................   426,872  2,009,179
*   Ratnamani Metals & Tubes, Ltd.........................     5,198     35,369

                                     1826

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Raymond, Ltd..........................................   249,192 $1,727,075
    Redington India, Ltd..................................   950,563  1,548,297
    REI Agro, Ltd......................................... 3,369,565    197,370
*   Rolta India, Ltd......................................   724,825  1,265,931
*   Ruchi Soya Industries, Ltd............................   755,541    485,669
    S Mobility, Ltd.......................................    70,822     32,736
*   Sadbhav Engineering, Ltd..............................   196,387    648,771
    Sanofi India, Ltd.....................................    24,992  1,224,315
*   Schneider Electric Infrastructure, Ltd................   246,388    568,357
    Selan Exploration Technology, Ltd.....................    10,599    103,684
*   Shipping Corp. of India, Ltd.......................... 1,026,945    976,678
    Shoppers Stop, Ltd....................................   155,785  1,010,155
    Shree Renuka Sugars, Ltd.............................. 3,517,973  1,330,602
*   Simplex Infrastructures, Ltd..........................    11,214     53,515
    Sintex Industries, Ltd................................ 1,531,929  2,133,759
    SJVN, Ltd.............................................   840,586    337,192
    SKF India, Ltd........................................    78,886  1,535,211
    Sobha Developers, Ltd.................................   353,600  2,624,858
    Solar Industries India, Ltd...........................    25,815    866,185
    South Indian Bank, Ltd. (The)......................... 2,782,692  1,380,560
    SREI Infrastructure Finance, Ltd......................   223,216    166,925
    SRF, Ltd..............................................   129,938  1,260,261
    Star Ferro and Cement, Ltd............................   137,796     94,973
    State Bank of Bikaner & Jaipur........................    88,255    960,977
    State Bank of Travancore..............................    22,747    233,482
*   Sterling Biotech, Ltd.................................   182,022     34,809
    Sterlite Technologies, Ltd............................ 1,051,108    990,148
*   Strides Arcolab, Ltd..................................   338,221  3,672,975
    Styrolution ABS India, Ltd............................    23,441    210,923
*   Sun Pharma Advanced Research Co., Ltd.................   683,215  1,899,278
    Sundaram Finance, Ltd.................................    34,562    539,742
    Sundaram-Clayton, Ltd.................................     3,890     85,075
    Sundram Fasteners, Ltd................................   415,483    719,416
    Supreme Industries, Ltd...............................   179,999  1,776,679
    Supreme Petrochem, Ltd................................   103,075    132,623
*   Surana Industries, Ltd................................    14,879     14,968
*   Suzlon Energy, Ltd.................................... 7,128,765  2,551,006
    Swaraj Engines, Ltd...................................     3,896     57,843
    Syndicate Bank........................................ 1,199,412  2,823,501
    Tamil Nadu Newsprint & Papers, Ltd....................    53,619    142,712
    Tata Chemicals, Ltd...................................   421,074  2,389,714
    Tata Communications, Ltd..............................   663,303  4,069,003
    Tata Elxsi, Ltd.......................................   155,165  1,503,352
    Tata Global Beverages, Ltd............................ 1,925,124  4,860,734
    Tata Investment Corp., Ltd............................     5,717     51,846
    Tata Sponge Iron, Ltd.................................     1,517     22,090
*   Tata Teleservices Maharashtra, Ltd.................... 3,804,750    737,476
    Tech Mahindra, Ltd....................................   170,401  6,057,274
    Techno Electric & Engineering Co., Ltd................    77,977    353,648
*   Texmaco Rail & Engineering, Ltd.......................   108,580    157,872
    Thermax, Ltd..........................................   214,137  3,080,577
*   Time Technoplast, Ltd.................................    99,668     81,630
    Timken India, Ltd.....................................    43,278    238,553

                                     1827

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Torrent Pharmaceuticals, Ltd......................     364,010 $  4,466,396
    Torrent Power, Ltd................................     488,808    1,129,232
    Transport Corp. of India, Ltd.....................      43,990      146,424
*   Tree House Education and Accessories, Ltd.........      39,147      226,423
    Trent, Ltd........................................      44,342      890,482
    Triveni Turbine, Ltd..............................     226,276      361,175
    TTK Prestige, Ltd.................................      31,862    2,042,295
    Tube Investments of India, Ltd....................     437,178    2,131,313
*   TV18 Broadcast, Ltd...............................   3,543,321    1,734,346
    TVS Motor Co., Ltd................................   1,420,718    3,449,639
    UCO Bank..........................................   1,711,048    2,776,087
    Uflex, Ltd........................................      11,351       23,153
    Unichem Laboratories, Ltd.........................     263,459      910,538
    Union Bank of India...............................     794,314    2,483,010
*   Unitech, Ltd......................................  12,550,150    5,235,766
    UPL, Ltd..........................................   2,016,992   10,870,394
*   Usha Martin, Ltd..................................     660,595      461,997
*   Uttam Galva Steels, Ltd...........................     151,190      188,557
    V-Guard Industries, Ltd...........................      84,617    1,070,413
    VA Tech Wabag, Ltd................................      42,048      986,863
*   Vakrangee, Ltd....................................     430,682      976,476
*   Vardhman Special Steels, Ltd......................      15,258       10,851
*   Vardhman Textiles, Ltd............................      93,438      732,899
    Vesuvius India, Ltd...............................       1,802       22,142
    Videocon Industries, Ltd..........................     577,596    1,598,140
    Vijaya Bank.......................................   1,183,999      944,230
    VIP Industries, Ltd...............................     417,617      758,818
    Voltas, Ltd.......................................     993,937    3,135,917
    VST Industries, Ltd...............................      15,968      399,009
    WABCO India, Ltd..................................      10,311      565,201
    Welspun Corp., Ltd................................     706,339      969,985
*   Welspun Enterprises, Ltd..........................      35,317      106,145
    Welspun India, Ltd................................     117,306      456,770
    Wockhardt, Ltd....................................     196,723    2,184,062
    Wyeth, Ltd........................................      39,587      603,061
    Zensar Technologies, Ltd..........................     104,999      728,776
    Zuari Agro Chemicals, Ltd.........................      42,970      127,142
    Zuari Global, Ltd.................................      32,457       45,886
    Zydus Wellness, Ltd...............................      67,180      649,550
                                                                   ------------
TOTAL INDIA...........................................              522,282,332
                                                                   ------------
INDONESIA -- (3.2%)
    Ace Hardware Indonesia Tbk PT.....................  32,168,700    2,567,522
    Adhi Karya Persero Tbk PT.........................   9,983,100    2,651,748
    Agung Podomoro Land Tbk PT........................  44,518,800    1,268,413
    AKR Corporindo Tbk PT.............................  11,342,300    4,277,663
    Alam Sutera Realty Tbk PT.........................  81,359,500    3,600,398
    Aneka Tambang Persero Tbk PT......................  32,303,800    3,489,242
    Arwana Citramulia Tbk PT..........................  22,123,600    1,918,518
    Asahimas Flat Glass Tbk PT........................     983,000      648,627
    Astra Graphia Tbk PT..............................   2,211,000      435,044
*   Bakrie and Brothers Tbk PT........................ 319,498,500    1,379,825
*   Bakrie Sumatera Plantations Tbk PT................  58,428,800      252,836

                                     1828

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Bakrie Telecom Tbk PT...............................  80,514,398 $  347,719
*   Bakrieland Development Tbk PT....................... 204,925,750    885,017
    Bank Bukopin Tbk PT.................................  29,846,666  1,853,839
*   Bank Pan Indonesia Tbk PT...........................  16,508,200  1,262,716
    Bank Pembangunan Daerah Jawa Barat Dan Banten
      Tbk PT............................................  18,834,900  1,355,208
    Bank Permata Tbk PT.................................     293,000     34,657
    Bank Tabungan Negara Persero Tbk PT.................  34,158,549  3,159,343
*   Barito Pacific Tbk PT...............................  11,044,500    270,979
*   Benakat Integra Tbk PT.............................. 136,687,800  1,376,080
*   Berau Coal Energy Tbk PT............................  34,734,400    296,193
*   Berlian Laju Tanker Tbk PT..........................  35,106,366         --
    BISI International Tbk PT...........................   9,272,000    405,208
*   Borneo Lumbung Energi & Metal Tbk PT................  26,226,700    199,348
*   Budi Starch & Sweetener Tbk PT......................   5,947,000     56,833
*   Bumi Resources Minerals Tbk PT......................  25,413,900    613,907
*   Bumi Resources Tbk PT...............................  68,262,100  1,105,593
*   BW Plantation Tbk PT................................  13,515,400  1,330,901
*   Central Proteinaprima Tbk PT........................  21,920,000     94,666
    Chandra Asri Petrochemical Tbk PT...................      13,500      3,137
    Charoen Pokphand Indonesia Tbk PT...................   2,370,800    790,241
    Ciputra Development Tbk PT..........................  63,915,780  6,291,201
    Ciputra Property Tbk PT.............................  21,221,700  1,373,863
    Ciputra Surya Tbk PT................................   6,946,000  1,439,501
    Citra Marga Nusaphala Persada Tbk PT................  12,391,100  4,231,592
*   Clipan Finance Indonesia Tbk PT.....................   1,482,000     53,164
*   Darma Henwa Tbk PT..................................  72,303,600    312,259
*   Davomas Abadi Tbk PT................................  37,629,500         --
*   Delta Dunia Makmur Tbk PT...........................  33,174,600    462,528
    Elnusa Tbk PT.......................................  21,629,800  1,243,742
*   Energi Mega Persada Tbk PT.......................... 236,262,900  1,831,441
*   Erajaya Swasembada Tbk PT...........................   9,039,700    876,577
*   Ever Shine Textile Tbk PT...........................   3,654,640     69,131
*   Exploitasi Energi Indonesia Tbk PT..................  50,011,000    797,215
*   Express Transindo Utama Tbk PT......................   7,437,300    868,905
*   Fajar Surya Wisesa Tbk PT...........................     672,500     90,730
    Gajah Tunggal Tbk PT................................  12,688,400  1,970,445
*   Garda Tujuh Buana Tbk PT............................     214,000      3,703
*   Garuda Indonesia Persero Tbk PT.....................  31,709,749  1,195,347
*   Golden Eagle Energy Tbk PT..........................   5,771,550    883,139
*   Gozco Plantations Tbk PT............................  10,666,000     91,788
*   Hanson International Tbk PT.........................  64,400,400  3,455,524
    Harum Energy Tbk PT.................................   6,251,700  1,122,534
    Hexindo Adiperkasa Tbk PT...........................   1,326,000    414,598
    Holcim Indonesia Tbk PT.............................   4,558,300  1,179,462
*   Indah Kiat Pulp & Paper Corp. Tbk PT................  20,848,200  2,443,415
*   Indika Energy Tbk PT................................  14,941,000    885,127
*   Indo-Rama Synthetics Tbk PT.........................     479,000     35,788
    Indomobil Sukses Internasional Tbk PT...............      33,000     12,901
*   Inovisi Infracom Tbk PT.............................   2,713,367    349,448
    Intiland Development Tbk PT.........................  41,974,732  1,718,932
    Japfa Comfeed Indonesia Tbk PT......................  29,136,300  3,129,727
    Jaya Real Property Tbk PT...........................   9,837,500    786,274
    Kawasan Industri Jababeka Tbk PT.................... 162,617,377  3,622,299

                                     1829

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT.......................  12,979,100 $  511,163
*   Lippo Cikarang Tbk PT...............................   3,276,700  2,247,296
*   Malindo Feedmill Tbk PT.............................   7,671,000  1,873,000
    Matahari Putra Prima Tbk PT.........................  12,819,128  3,234,805
    Mayora Indah Tbk PT.................................   3,259,650  8,258,054
    Medco Energi Internasional Tbk PT...................  11,226,100  3,355,708
    Mitra Adiperkasa Tbk PT.............................   7,948,300  3,527,773
*   Mitra International Resources Tbk PT................   4,216,700     18,037
    MNC Investama Tbk PT................................ 152,397,400  4,833,328
    Modern Internasional Tbk PT.........................   4,017,800    230,710
*   Modernland Realty Tbk PT............................  46,197,400  1,752,627
    Multipolar Tbk PT...................................  51,277,100  3,278,786
*   Multistrada Arah Sarana Tbk PT......................   6,875,500    175,271
    Nippon Indosari Corpindo Tbk PT.....................   6,360,400    708,423
*   Nusantara Infrastructure Tbk PT.....................  78,200,000  1,397,035
    Pabrik Kertas Tjiwi Kimia Tbk PT....................   1,115,000    104,015
    Pakuwon Jati Tbk PT.................................  74,593,900  2,670,634
    Pan Brothers Tbk PT.................................  12,302,400    440,004
*   Panasia Indo Resources Tbk PT.......................      79,000      2,190
*   Panin Financial Tbk PT.............................. 109,840,300  2,340,272
    Panin Sekuritas Tbk PT..............................      31,500     13,747
*   Paninvest Tbk PT....................................   8,124,500    444,853
    Pembangunan Perumahan Persero Tbk PT................  23,207,900  4,446,031
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT................................................  23,130,400  4,142,456
    Petrosea Tbk PT.....................................   3,520,500    383,707
*   Polaris Investama Tbk PT............................   2,730,500    352,356
*   Polychem Indonesia Tbk PT...........................   5,091,000     89,583
*   PT Texmaco Jaya Tbk.................................      93,000         --
    Ramayana Lestari Sentosa Tbk PT.....................  25,093,200  2,330,043
    Resource Alam Indonesia Tbk PT......................   2,489,000    318,683
    Salim Ivomas Pratama Tbk PT.........................  18,744,600  1,434,118
    Samindo Resources Tbk PT............................     475,750     20,381
    Sampoerna Agro PT...................................   5,317,000    970,099
    Selamat Sempurna Tbk PT.............................   5,481,000  2,109,475
*   Sentul City Tbk PT.................................. 216,989,600  2,183,951
*   Sigmagold Inti Perkasa Tbk PT.......................  12,930,500    495,138
    Sinar Mas Agro Resources and Technology Tbk PT......   1,037,460    561,000
*   Sugih Energy Tbk PT.................................  93,530,600  3,333,973
    Summarecon Agung Tbk PT.............................  67,437,864  7,737,862
*   Sunson Textile Manufacturer Tbk PT..................   2,325,500     13,429
*   Surabaya Agung Industri Pulp & Kertas Tbk PT........      64,500        209
*   Surya Dumai Industri Tbk............................   3,298,500         --
    Surya Semesta Internusa Tbk PT......................  30,722,000  1,909,346
*   Suryainti Permata Tbk PT............................   7,252,000         --
    Tempo Scan Pacific Tbk PT...........................     190,100     49,304
*   Tiga Pilar Sejahtera Food Tbk.......................  15,893,000  3,232,116
    Timah Persero Tbk PT................................  24,752,714  3,012,470
*   Tiphone Mobile Indonesia Tbk PT.....................  14,335,600    970,564
    Total Bangun Persada Tbk PT.........................  11,120,000    748,888
*   Trada Maritime Tbk PT...............................  12,248,113  1,951,869
    Trias Sentosa Tbk PT................................  37,122,100  1,053,581
*   Trimegah Securities Tbk PT..........................   9,740,000     61,799
*   Truba Alam Manunggal Engineering PT.................  21,316,500     11,047

                                     1830

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDONESIA -- (Continued)
    Tunas Baru Lampung Tbk PT.......................... 11,313,100 $    656,028
    Tunas Ridean Tbk PT................................ 13,838,000      865,253
    Ultrajaya Milk Industry & Trading Co. Tbk PT.......  3,667,600    1,263,594
    Unggul Indah Cahaya Tbk PT.........................     48,239        7,406
*   Visi Media Asia Tbk PT............................. 21,901,100      500,186
    Waskita Karya Persero Tbk PT....................... 13,428,300      924,800
    Wijaya Karya Persero Tbk PT........................ 20,249,600    4,561,670
    Wintermar Offshore Marine Tbk PT...................  1,378,657      167,904
                                                                   ------------
TOTAL INDONESIA........................................             175,461,771
                                                                   ------------
ISRAEL -- (0.0%)
*   Knafaim Holdings, Ltd..............................      7,307       14,141
*   Metis Capital, Ltd.................................        919           --
                                                                   ------------
TOTAL ISRAEL...........................................                  14,141
                                                                   ------------
MALAYSIA -- (5.6%)
    A & M Realty Bhd...................................    264,200      121,094
*   Adventa Bhd........................................      4,600        1,483
    Aeon Co. M Bhd.....................................  4,103,000    5,169,020
    Aeon Credit Service M Bhd..........................     46,800      260,208
#   Affin Holdings Bhd.................................  1,324,320    1,454,503
*   Ahmad Zaki Resources Bhd...........................    761,300      171,031
#   Alam Maritim Resources Bhd.........................  3,550,800    1,716,132
    Allianz Malaysia Bhd...............................     22,300       90,736
    Amway Malaysia Hldgs Bhd...........................    399,300    1,500,992
    Ann Joo Resources Bhd..............................  1,116,650      449,882
*   Anson Perdana Bhd..................................     10,000           --
    APM Automotive Holdings Bhd........................    256,900      497,338
    Benalec Holdings Bhd...............................  3,915,600    1,294,419
    Berjaya Assets Bhd.................................    810,100      209,960
    Berjaya Corp. Bhd.................................. 20,740,900    3,272,902
    Berjaya Land Bhd...................................  3,734,000      987,970
    BIMB Holdings Bhd..................................  2,051,208    2,774,360
    Bintulu Port Holdings Bhd..........................     25,900       58,713
    BLD Plantation Bhd.................................     21,400       56,818
    Bonia Corp. Bhd....................................    520,000      232,766
*   Borneo Aqua Harvest Bhd............................    381,200      107,189
    Boustead Holdings Bhd..............................    979,872    1,604,540
*   Boustead Plantations Bhd...........................    199,900       98,824
#   Bursa Malaysia Bhd.................................  3,632,100    9,446,873
    Cahya Mata Sarawak Bhd.............................  3,237,000    3,976,817
    Can-One Bhd........................................    497,700      410,828
#   Carlsberg Brewery Malaysia Bhd Class B.............  1,144,000    4,274,775
*   Carotech Bhd.......................................    230,650          289
    CB Industrial Product Holding Bhd..................  1,348,620    2,019,490
    Chin Teck Plantations Bhd..........................     33,000      100,316
#   Coastal Contracts Bhd..............................  1,749,466    2,802,850
    Crescendo Corp. Bhd................................     64,200       59,391
    CSC Steel Holdings Bhd.............................    564,800      213,755
*   Cycle & Carriage Bintang Bhd.......................     15,000       11,136
    Cypark Resources Bhd...............................  1,493,300    1,276,371
*   D&O Green Technologies Bhd.........................    149,900       16,322

                                     1831

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Daibochi Plastic & Packaging Industry Bhd............     46,200 $   64,254
*   Datuk Keramik Holdings Bhd...........................     24,000         --
*   Daya Materials Bhd................................... 15,996,000  1,469,720
#   Dayang Enterprise Holdings Bhd.......................  2,409,196  2,856,096
    DKSH Holdings Malaysia Bhd...........................    160,600    380,143
#   DRB-Hicom Bhd........................................  7,280,700  5,087,845
    Dutch Lady Milk Industries Bhd.......................    140,200  2,053,936
#   Eastern & Oriental Bhd...............................  6,142,200  5,593,891
*   ECM Libra Financial Group Bhd........................    367,466    117,862
    Eng Kah Corp. Bhd....................................         90         70
    Engtex Group Bhd.....................................    451,700    267,280
*   Evergreen Fibreboard Bhd.............................  1,165,300    203,666
    Eversendai Corp. Bhd.................................  1,278,200    403,722
    Faber Group Bhd......................................  1,767,200  2,022,025
    FAR East Holdings Bhd................................     61,500    145,982
*   Fountain View Development Bhd........................    808,200         --
    George Kent Malaysia BHD.............................    291,800    167,321
    Globetronics Technology Bhd..........................  1,731,760  2,547,335
    Glomac Bhd...........................................  2,945,400  1,103,845
*   Golden Plus Holding Bhd..............................    216,000         --
*   Goldis Bhd...........................................    604,277    460,780
*   Green Packet Bhd.....................................  3,430,800    431,651
    Guan Chong Bhd.......................................    212,100     90,022
    Guinness Anchor Bhd..................................    845,000  3,569,263
    GuocoLand Malaysia Bhd...............................  1,354,300    756,550
    Hai-O Enterprise Bhd.................................    722,380    589,432
    HAP Seng Consolidated Bhd............................  5,293,240  5,810,109
    Hap Seng Plantations Holdings Bhd....................  1,686,900  1,402,983
    Hartalega Holdings Bhd...............................  1,531,900  3,168,009
    Hiap Teck Venture Bhd................................  1,006,000    240,778
*   Ho Wah Genting Bhd...................................  1,947,000    112,317
    Hock Seng LEE BHD....................................  1,309,416    781,891
    Hong Leong Industries Bhd............................    605,900  1,287,954
    Hovid Bhd............................................    749,200    108,293
    Hua Yang Bhd.........................................  1,360,000  1,023,203
    Hup Seng Industries Bhd..............................    253,333     90,061
    Hwang Capital Malaysia Bhd...........................    476,900    289,444
    IGB Corp. Bhd........................................  5,809,555  5,158,539
    IJM Land Bhd.........................................  3,270,200  3,442,836
    IJM Plantations Bhd..................................  1,683,700  1,900,217
    Inch Kenneth Kajang Rubber...........................  1,045,300    291,955
    Insas Bhd............................................  4,478,281  1,712,835
    Integrax Bhd.........................................    191,900    140,566
    Iris Corp. Bhd.......................................  9,726,800  1,329,775
*   Iskandar Waterfront City Bhd.........................  3,000,600  1,457,584
*   JAKS Resources Bhd...................................  3,430,900    809,193
    Jaya Tiasa Holdings Bhd..............................  2,723,627  2,086,274
    JCY International Bhd................................  4,164,400    914,894
*   K&N Kenanga Holdings Bhd.............................  1,781,560    444,419
*   Karambunai Corp. Bhd.................................  4,654,100    129,109
    Keck Seng Malaysia Bhd...............................    828,150  1,718,745
    Kian JOO CAN Factory Bhd.............................  1,893,880  1,840,704
    Kim Loong Resources Bhd..............................    292,760    272,796

                                     1832

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
    Kimlun Corp. Bhd.....................................    813,900 $  414,828
*   Kinsteel Bhd.........................................  1,427,600     71,290
    KLCCP Stapled Group..................................    874,200  1,755,792
*   KNM Group Bhd........................................ 11,072,950  3,655,432
    Kossan Rubber Industries.............................  3,543,700  4,443,993
#   KPJ Healthcare Bhd...................................  6,458,025  7,125,178
*   Kretam Holdings Bhd..................................  2,992,000    532,050
*   KSL Holdings Bhd.....................................  2,036,466  1,908,929
*   KUB Malaysia Bhd.....................................  1,353,500    263,291
*   Kulim Malaysia Bhd...................................  2,845,300  2,897,268
*   Kumpulan Europlus Bhd................................  1,808,600    728,425
    Kumpulan Fima Bhd....................................    897,450    628,206
    Kumpulan Perangsang Selangor Bhd.....................  2,317,900  1,099,342
    Kwantas Corp. Bhd....................................    390,200    261,290
*   Land & General Bhd...................................  7,240,100  1,470,352
*   Landmarks Bhd........................................  1,485,100    747,977
    LBS Bina Group Bhd...................................  2,206,100  1,192,748
    Lingkaran Trans Kota Holdings Bhd....................    999,500  1,201,953
    Lion Industries Corp. Bhd............................  3,189,100    781,364
    LPI Capital Bhd......................................    110,680    603,989
    Magnum Bhd...........................................  3,785,200  3,621,953
#   Mah Sing Group Bhd...................................  7,451,024  5,560,007
    Malayan Flour Mills Bhd..............................  1,623,850  1,041,482
#   Malaysia Building Society Bhd........................  1,588,105  1,114,279
#*  Malaysian Airline System Bhd......................... 31,866,900  2,185,146
    Malaysian Bulk Carriers Bhd..........................  3,246,700  1,783,696
    Malaysian Pacific Industries Bhd.....................    562,313  1,066,074
#   Malaysian Resources Corp. Bhd........................ 10,516,349  5,686,610
*   Mancon Bhd...........................................     12,000         --
    MBM Resources Bhd....................................  1,208,296  1,123,607
    Media Chinese International, Ltd.....................  3,632,300  1,046,540
    Media Prima Bhd......................................  6,973,103  5,418,930
    Mega First Corp. Bhd.................................    472,600    338,746
*   MEMS Technology Bhd..................................  1,917,000         --
    MHC Plantations Bhd..................................     22,300      8,222
    MK Land Holdings BHD.................................  3,560,800    588,144
    MKH Bhd..............................................  1,490,390  1,939,093
    MNRB Holdings Bhd....................................    778,600  1,148,351
    Muda Holdings Bhd....................................    358,600    254,299
#   Mudajaya Group Bhd...................................  1,826,566  1,437,829
#   Muhibbah Engineering M Bhd...........................  3,118,350  3,047,818
#*  Mulpha International Bhd............................. 12,935,100  2,159,494
#   My EG Services Bhd...................................  2,910,000  2,612,425
    Naim Holdings Bhd....................................  1,382,200  1,728,755
    NCB Holdings Bhd.....................................  1,147,200  1,053,223
*   Nikko Electronics Bhd................................     36,600         --
    NTPM Holdings Bhd....................................  2,029,780    520,805
#   Oldtown Bhd..........................................  1,836,550  1,261,034
    Oriental Holdings Bhd................................    182,700    447,514
    OSK Holdings Bhd.....................................  3,616,670  2,450,059
    Pacific & Orient Bhd.................................    231,100    100,349
    Padini Holdings Bhd..................................  3,437,000  2,148,370
    Panasonic Manufacturing Malaysia Bhd.................    159,584  1,051,814

                                     1833

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
MALAYSIA -- (Continued)
*   Panglobal Bhd........................................     14,000 $       --
    Pantech Group Holdings Bhd...........................  1,369,900    447,557
    Paramount Corp. Bhd..................................    387,625    192,983
#*  Parkson Holdings Bhd.................................  3,428,027  3,113,128
#*  Perdana Petroleum Bhd................................  4,471,740  2,597,442
#*  Perisai Petroleum Teknologi Bhd......................  7,311,700  3,496,830
    Perusahaan Sadur Timah Malaysia Bhd..................      5,000      7,597
    Pharmaniaga Bhd......................................    326,360    490,728
    Pie Industrial Bhd...................................    174,720    382,363
    PJ Development Holdings Bhd..........................  2,247,800  1,311,970
    Pos Malaysia Bhd.....................................  2,861,100  4,684,531
    Power Root Bhd.......................................    109,100     77,034
    Press Metal Bhd......................................  1,298,300  2,156,206
    Prestariang Bhd......................................  2,107,600  1,536,090
*   Prime Utilities Bhd..................................      3,000         --
    Protasco Bhd.........................................    949,100    541,644
#*  Puncak Niaga Holding Bhd.............................  1,353,220  1,404,820
    QL Resources Bhd.....................................  3,954,330  4,224,365
    RCE Capital Bhd......................................  1,535,850    172,351
*   Rimbunan Sawit Bhd...................................  3,335,900    786,112
    Salcon Bhd...........................................  4,438,500  1,266,565
    Sarawak Oil Palms Bhd................................    471,360    999,490
    Sarawak Plantation Bhd...............................    106,600     89,869
    Scientex Bhd.........................................    475,162    845,138
#*  Scomi Energy Services Bhd............................  3,824,700  1,202,376
*   Scomi Group Bhd...................................... 10,047,900  1,311,770
*   Seal, Inc. BHD.......................................    770,200    345,605
    SEG International Bhd................................     85,100     38,390
    Selangor Dredging Bhd................................  1,118,200    458,791
    Selangor Properties Bhd..............................    151,500    308,517
    Shangri-La Hotels Malaysia Bhd.......................    357,100    834,939
*   Shell Refining Co. Federation of Malaya Bhd..........     30,000     51,677
    SHL Consolidated Bhd.................................    277,400    262,805
    Southern Acids Malaysia Bhd..........................     41,000     67,612
#   Star Publications Malaysia Bhd.......................  1,567,700  1,288,238
    Subur Tiasa Holdings Bhd.............................    306,985    221,790
    Sunway Bhd...........................................  5,477,060  5,488,861
#   Supermax Corp. Bhd...................................  5,402,500  3,666,893
    Suria Capital Holdings Bhd...........................    715,500    616,956
    Syarikat Takaful Malaysia Bhd........................    448,800  1,823,257
*   Symphony Life Bhd....................................    999,926    352,296
    Ta Ann Holdings Bhd..................................  1,048,008  1,400,116
    TA Enterprise Bhd....................................  9,078,000  2,886,869
    TA Global Bhd........................................  6,219,540    817,700
    TAHPS Group Bhd......................................      4,000     11,792
    Tambun Indah Land Bhd................................  1,096,800    838,488
    TAN Chong Motor Holdings Bhd.........................  1,992,000  3,300,776
*   Tanjung Offshore Bhd.................................  2,906,700    528,515
    Tasek Corp. Bhd......................................     75,900    354,461
    TDM Bhd..............................................  6,981,400  2,143,154
#*  TH Heavy Engineering Bhd.............................  6,433,100  1,830,452
    TH Plantations Bhd...................................  1,639,960  1,025,293
*   Time dotCom Bhd......................................  1,821,888  2,614,901

                                     1834

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Tiong NAM Logistics Holdings........................ 1,927,200 $    831,399
#   Top Glove Corp. Bhd................................. 3,212,160    4,643,475
    TRC Synergy Bhd.....................................   155,520       24,982
    Tropicana Corp. Bhd................................. 3,400,700    1,520,593
    TSH Resources Bhd................................... 2,469,400    2,780,083
    Tune Ins Holdings Bhd...............................   333,600      242,888
    Uchi Technologies Bhd............................... 1,476,400      655,588
    Unisem M Bhd........................................ 4,669,690    2,545,669
    United Malacca Bhd..................................   396,150      929,620
    United Plantations Bhd..............................   495,000    4,485,419
    UOA Development Bhd................................. 3,211,900    2,072,014
*   Uzma Bhd............................................   434,000      507,818
    VS Industry Bhd.....................................   344,026      214,255
    Wah Seong Corp. Bhd................................. 2,471,638    1,437,707
#   WCT Holdings Bhd.................................... 6,572,140    4,432,857
    Wellcall Holdings Bhd...............................   114,500       54,777
    Wing Tai Malaysia Bhd...............................   620,000      419,924
    WTK Holdings Bhd.................................... 3,019,100    1,307,660
    Yinson Holdings Bhd................................. 2,891,600    2,665,082
    YNH Property Bhd.................................... 2,143,398    1,390,679
    YTL E-Solutions Bhd................................. 3,485,600      658,258
*   YTL Land & Development Bhd.......................... 1,286,200      399,018
    Zhulian Corp. Bhd................................... 1,171,233      965,457
                                                                   ------------
TOTAL MALAYSIA..........................................            302,919,957
                                                                   ------------
MEXICO -- (4.3%)
#   Alpek S.A. de C.V................................... 1,094,899    1,988,542
#*  Alsea S.A.B. de C.V................................. 4,300,236   14,689,762
    Arca Continental S.A.B. de C.V......................   477,498    3,375,716
#*  Axtel S.A.B. de C.V................................. 8,265,993    2,813,689
#   Banregio Grupo Financiero S.A.B. de C.V............. 1,536,695    8,718,012
*   Bio Pappel S.A.B. de C.V............................   547,937    1,081,367
#   Bolsa Mexicana de Valores S.A.B. de C.V............. 3,680,840    7,492,542
#   Cia Minera Autlan S.A.B. de C.V. Series B...........   885,151    1,057,896
#   Compartamos S.A.B. de C.V........................... 3,957,362    8,013,508
#*  Consorcio ARA S.A.B. de C.V. Series *............... 7,305,844    3,337,920
#   Controladora Comercial Mexicana S.A.B. de C.V.......   327,677    1,205,613
    Corp. Actinver S.A.B. de C.V........................   161,282      185,316
#*  Corp. GEO S.A.B. de C.V. Series B................... 3,194,830       31,948
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.............. 2,137,072    4,605,536
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B......................................   960,372      711,925
*   Corp. Mexicana de Restaurantes S.A.B. de C.V........     1,323          535
    Corp. Moctezuma S.A.B. de C.V. Series *.............   861,300    2,948,096
    Corporativo Fragua S.A.B. de C.V....................         3           57
*   Corporativo GBM S.A.B. de C.V.......................    22,477       19,043
#*  Desarrolladora Homex S.A.B. de C.V..................   781,820      149,849
*   Empaques Ponderosa S.A. de C.V......................   206,000           --
#*  Empresas ICA S.A.B. de C.V.......................... 3,496,823    6,200,116
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR...........   761,355    5,420,848
*   Financiera Independencia S.A.B. de C.V..............   199,935      111,915
#*  Genomma Lab Internacional S.A.B. de C.V. Class B.... 7,354,004   19,664,451
*   Gruma S.A.B. de C.V. Class B........................ 1,606,949   17,637,542
*   Gruma S.A.B. de C.V. Sponsored ADR..................    31,770    1,394,068

                                     1835

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,181,380 $  1,965,988
#   Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V..............................................  1,767,812    6,965,607
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................      3,642      114,759
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR..............................................     74,739    5,031,429
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  2,116,469   14,243,740
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR..............................................     98,417   12,250,948
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    714,292    8,882,724
*   Grupo Cementos de Chihuahua S.A.B. de C.V..........    822,000    2,292,833
#   Grupo Comercial Chedraui S.A. de C.V...............  1,504,179    4,881,186
#*  Grupo Famsa S.A.B. de C.V. Class A.................  1,682,548    1,991,821
#   Grupo Financiero Interacciones S.A. de C.V.........    270,595    1,964,986
#   Grupo Herdez S.A.B. de C.V. Series *...............  1,132,308    3,187,935
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....    592,181      935,754
    Grupo Industrial Saltillo S.A.B. de C.V............    233,531      579,411
    Grupo KUO S.A.B. de C.V. Series B..................    699,333    1,582,228
#*  Grupo Pochteca S.A.B. de C.V.......................    547,728      660,837
*   Grupo Posadas S.A.B. de C.V........................    198,900      361,089
*   Grupo Qumma S.A. de C.V. Series B..................    105,334           --
#   Grupo Sanborns S.A.B. de C.V.......................    225,221      371,734
#*  Grupo Simec S.A.B. de C.V. Series B................    922,430    4,410,499
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........      5,180       75,058
*   Grupo Sports World S.A.B. de C.V...................    333,134      572,023
    Industrias Bachoco S.A.B. de C.V. ADR..............     19,706    1,047,177
#   Industrias Bachoco S.A.B. de C.V. Series B.........    653,269    2,896,719
#*  Industrias CH S.A.B. de C.V. Series B..............  1,696,510    9,483,517
#*  Inmuebles Carso S.A.B. de C.V......................    340,447      379,076
#*  Maxcom Telecomunicaciones S.A.B. de C.V............  3,254,120      731,069
    Megacable Holdings S.A.B. de C.V...................    797,354    3,446,355
#*  Minera Frisco S.A.B. de C.V........................     51,540      101,209
*   OHL Mexico S.A.B. de C.V...........................    338,045      982,939
#*  Organizacion Cultiba S.A.B. de C.V.................    899,344    1,600,043
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,619,335   21,854,898
#   Qualitas Controladora S.A.B. de C.V................    329,874      895,051
*   Sanluis Corp. S.A.B. de C.V.(B0507N6)..............     90,235      255,893
*   Sanluis Corp. S.A.B. de C.V.(2385783)..............      4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B...............      4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A..........      3,300           --
*   Savia SA Class A...................................    610,700           --
#   TV Azteca S.A.B. de C.V............................  8,465,134    4,655,183
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  2,371,991          718
    Value Grupo Financiero S.A.B. de CV................      2,800       17,579
*   Vitro S.A.B. de C.V. Series A......................    775,631    2,053,486
                                                                   ------------
TOTAL MEXICO...........................................             236,579,313
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.....................................  3,430,211      550,270
    Alsons Consolidated Resources, Inc.................  8,261,000      388,021
    Atlas Consolidated Mining & Development............  4,307,200    1,579,465
    Belle Corp......................................... 32,381,800    3,679,226
    Cebu Air, Inc......................................  1,122,650    1,477,252
    Cebu Holdings, Inc.................................  3,291,900      389,255
    Century Properties Group, Inc...................... 18,163,000      546,023
    China Banking Corp.................................    745,722      948,168

                                     1836

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
PHILIPPINES -- (Continued)
    COL Financial Group, Inc............................    130,900 $    44,720
    D&L Industries, Inc.................................  4,974,300   1,242,343
*   East West Banking Corp..............................    797,800     548,571
    EEI Corp............................................  3,567,700     949,194
*   Empire East Land Holdings, Inc...................... 20,479,000     437,871
    Energy Development Corp............................. 10,402,900   1,461,106
    Filinvest Development Corp..........................  3,314,322     354,609
    Filinvest Land, Inc................................. 97,563,577   3,249,148
*   First Gen Corp...................................... 10,461,500   5,333,024
    First Philippine Holdings Corp......................  2,105,270   3,474,805
    Lafarge Republic, Inc...............................  1,035,882     236,135
    Leisure & Resorts World Corp........................  1,442,140     221,201
*   Lepanto Consolidated Mining Co...................... 38,640,000     343,900
    Lopez Holdings Corp................................. 14,737,100   1,779,881
*   Macroasia Corp......................................    120,500       6,402
    Manila Water Co., Inc...............................  6,700,000   4,116,780
*   Megawide Construction Corp..........................  1,344,700     407,255
    Megaworld Corp...................................... 15,715,000   1,522,696
*   Metro Pacific Corp. Series A........................  1,827,193          --
    Metro Pacific Investments Corp......................  2,302,400     263,863
*   Pepsi-Cola Products Philippines, Inc................ 10,924,900   1,188,550
    Petron Corp.........................................  2,072,000     584,219
*   Philex Petroleum Corp...............................    287,100      49,779
*   Philippine Bank of Communications...................     14,726      21,014
*   Philippine National Bank............................  1,548,555   3,187,767
*   Philippine National Construction Corp...............    173,000       3,657
*   Philippine Savings Bank.............................    356,863   1,110,066
    Philippine Stock Exchange, Inc. (The)...............    113,232     721,475
*   Philippine Townships, Inc...........................    318,732          --
*   Philtown Properties, Inc............................    111,562          --
    Philweb Corp........................................  3,070,740     323,986
    Phinma Corp.........................................    135,549      34,308
    Phoenix Petroleum Philippines, Inc..................    892,880     121,081
    RFM Corp............................................  8,845,668   1,135,750
    Rizal Commercial Banking Corp.......................  2,513,090   3,222,586
    Robinsons Land Corp................................. 11,890,105   6,163,949
    San Miguel Pure Foods Co., Inc......................     83,210     440,501
    Security Bank Corp..................................  1,547,208   4,255,101
    Semirara Mining Corp................................    396,560   3,199,573
    Shang Properties, Inc...............................    831,970      63,534
    SM Prime Holdings, Inc..............................    351,632     123,189
    Trans-Asia Oil & Energy Development Corp............ 11,379,000     640,363
    Union Bank of the Philippines.......................    732,480   1,983,027
*   Universal Rightfield Property Holdings, Inc.........  1,062,000          --
    Universal Robina Corp...............................    737,225   2,731,030
*   Victorias Milling Co., Inc..........................    231,600      23,174
    Vista Land & Lifescapes, Inc........................ 31,761,900   4,277,719
                                                                    -----------
TOTAL PHILIPPINES.......................................             71,156,582
                                                                    -----------
POLAND -- (1.9%)
    ABC Data SA.........................................    129,926     165,499
    Action SA...........................................     19,311     265,287
*   Agora SA............................................    279,183     715,095

                                     1837

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
POLAND -- (Continued)
*   Alchemia SA..........................................   380,695 $   615,829
*   Alior Bank SA........................................    59,299   1,462,509
    Amica Wronki SA......................................    11,290     333,243
*   AmRest Holdings SE...................................    58,462   1,346,196
    Apator SA............................................    54,682     609,295
    Asseco Poland SA.....................................   647,612   8,614,838
    ATM SA...............................................    64,541     246,983
*   Bioton SA............................................   367,361     502,037
*   Boryszew SA.......................................... 1,238,906   2,139,050
    Budimex SA...........................................   101,706   3,610,925
    CCC SA...............................................   129,831   4,556,671
#*  CD Projekt SA........................................   727,757   3,565,835
    Ciech SA.............................................   295,749   3,411,634
    ComArch SA...........................................     2,740      66,058
    Dom Development SA...................................     4,673      66,292
#   Eko Export SA........................................    46,236     480,889
    Elektrobudowa SA.....................................     8,568     208,806
    Emperia Holding SA...................................    79,720   1,528,324
    Enea SA..............................................    59,692     289,899
#   Eurocash SA..........................................   199,667   2,465,877
    Fabryki Mebli Forte SA...............................   100,503   1,383,105
    Famur SA.............................................   350,412     406,996
*   Farmacol SA..........................................    50,868     769,896
    Firma Oponiarska Debica SA...........................    29,862     880,429
*   Getin Holding SA..................................... 2,582,004   2,281,742
*   Getin Noble Bank SA.................................. 1,154,756   1,017,817
*   Global City Holdings NV..............................    53,690     602,850
    Grupa Azoty SA.......................................   120,112   2,802,925
    Grupa Azoty Zaklady Chemiczne Police SA..............    76,751     550,748
    Grupa Kety SA........................................    46,362   3,266,719
*   Grupa Lotos SA.......................................   645,490   7,487,876
#*  Hawe SA..............................................   846,548     804,344
*   Impexmetal SA........................................   925,041     646,519
#*  Integer.pl SA........................................    12,270     787,871
    Inter Cars SA........................................    22,331   1,194,487
*   Jastrzebska Spolka Weglowa SA........................   113,004   1,499,347
*   Kernel Holding SA....................................   282,561   2,604,057
*   Kopex SA.............................................   214,308     723,667
*   KRUK SA..............................................    29,383     814,760
*   LC Corp. SA..........................................   192,664     107,848
    Lentex SA............................................   203,837     524,135
    LPP SA...............................................       718   1,791,275
    Lubelski Wegiel Bogdanka SA..........................   274,756  10,072,209
*   MCI Management SA....................................   225,220     680,220
    Mercor SA............................................     7,843      19,177
*   Midas SA............................................. 1,891,867     314,223
*   Mostostal Zabrze SA..................................   338,878     196,508
    Netia SA............................................. 2,021,330   3,640,986
    Neuca SA.............................................    16,095   1,154,809
    Orbis SA.............................................   132,247   1,773,388
    Pelion SA............................................    47,515   1,089,809
*   Pfleiderer Grajewo SA................................    26,312     199,944
*   Polimex-Mostostal SA................................. 3,287,314      94,253

                                     1838

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
*   Polnord SA..........................................   227,279 $    579,470
*   Polski Koncern Miesny Duda SA.......................   161,488      339,897
*   PZ Cormay SA........................................   120,099      186,643
*   Rafako SA...........................................   320,028      374,606
*   Rovese SA........................................... 2,276,863      874,158
*   Stalexport Autostrady SA............................   282,703      239,689
    Stalprodukt SA......................................     9,034      609,203
*   Sygnity SA..........................................    54,489      292,089
#   Synthos SA.......................................... 1,249,268    1,797,794
#*  Trakcja SA.......................................... 2,364,349      768,479
*   TVN SA.............................................. 1,387,511    6,312,111
*   Vistula Group SA....................................   861,272      478,629
#   Warsaw Stock Exchange...............................   171,071    1,956,161
    Wawel SA............................................       646      196,678
*   Zespol Elektrowni Patnow Adamow Konin SA............    13,855      126,198
                                                                   ------------
TOTAL POLAND............................................            104,583,815
                                                                   ------------
SOUTH AFRICA -- (7.2%)
#*  Adcock Ingram Holdings, Ltd.........................   945,633    4,656,231
    Adcorp Holdings, Ltd................................   514,912    1,608,490
    Advtech, Ltd........................................ 2,050,113    1,469,844
    Aeci, Ltd...........................................   857,982    9,780,096
#   African Bank Investments, Ltd....................... 5,287,877    3,033,292
    African Oxygen, Ltd.................................   853,971    1,484,990
    Allied Electronics Corp., Ltd.......................   194,270      478,143
*   ArcelorMittal South Africa, Ltd.....................   934,251    3,309,205
#   Astral Foods, Ltd...................................   288,222    3,863,202
#*  Aveng, Ltd.......................................... 3,212,008    7,288,477
    AVI, Ltd............................................ 2,752,735   15,572,063
    Barloworld, Ltd..................................... 1,035,173    9,817,091
*   Basil Read Holdings, Ltd............................   325,585      203,235
*   Bell Equipment, Ltd.................................   142,161      191,685
    Blue Label Telecoms, Ltd............................ 2,690,014    2,017,367
*   Brait SE............................................   498,180    3,470,481
    Business Connexion Group, Ltd....................... 1,486,408      880,840
#   Capitec Bank Holdings, Ltd..........................   186,454    4,226,294
#   Cashbuild, Ltd......................................   174,734    2,223,741
    Caxton and CTP Publishers and Printers, Ltd.........   286,266      422,170
    City Lodge Hotels, Ltd..............................   263,575    2,871,448
#   Clicks Group, Ltd................................... 2,314,163   14,185,173
    Clover Industries, Ltd..............................   764,047    1,237,027
*   Consolidated Infrastructure Group, Ltd..............   209,797      582,526
    Coronation Fund Managers, Ltd....................... 1,346,747   12,289,887
*   Corpgro, Ltd........................................   241,136           --
    Cullinan Holdings, Ltd..............................   197,115       40,708
    Datacentrix Holdings, Ltd...........................   641,400      233,465
    DataTec, Ltd........................................ 1,470,990    7,680,190
    Distell Group, Ltd..................................   233,656    2,960,617
    Distribution and Warehousing Network, Ltd...........   258,997      255,941
    DRDGOLD, Ltd........................................ 2,685,729      760,588
    EOH Holdings, Ltd...................................   775,196    6,806,763
    Eqstra Holdings, Ltd................................ 1,839,705    1,186,866
*   Evraz Highveld Steel and Vanadium, Ltd..............   147,042       92,747

                                     1839

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
#   Famous Brands, Ltd...................................   452,663 $ 4,185,282
#   Foschini Group, Ltd. (The)...........................   864,510   9,456,236
    Grand Parade Investments, Ltd........................ 1,440,467     846,806
    Grindrod, Ltd........................................ 3,554,566   8,653,179
    Group Five, Ltd......................................   909,514   3,389,146
*   Harmony Gold Mining Co., Ltd.........................   549,623   1,691,676
*   Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 2,538,198   7,690,740
    Holdsport, Ltd.......................................   104,181     414,291
    Hudaco Industries, Ltd...............................   229,223   1,938,658
*   Hulamin, Ltd.........................................   670,442     501,354
    Iliad Africa, Ltd....................................   233,033     159,137
    Illovo Sugar, Ltd.................................... 1,768,890   4,944,922
    Invicta Holdings, Ltd................................    66,590     681,710
*   JCI, Ltd............................................. 3,131,151          --
#   JD Group, Ltd........................................ 1,277,054   2,967,735
    JSE, Ltd.............................................   710,153   6,579,887
    KAP Industrial Holdings, Ltd......................... 2,148,005     799,797
#   Lewis Group, Ltd.....................................   875,093   5,183,069
*   Merafe Resources, Ltd................................ 6,781,336     873,915
    Metair Investments, Ltd..............................   904,546   3,125,650
    Mpact, Ltd........................................... 1,222,365   3,425,893
*   Murray & Roberts Holdings, Ltd....................... 3,176,473   7,392,097
    Mustek, Ltd..........................................   740,975     536,011
    Nampak, Ltd.......................................... 2,669,684  10,139,214
*   Northam Platinum, Ltd................................ 2,408,001   9,850,314
    Nu-World Holdings, Ltd...............................    28,894      51,367
    Oceana Group, Ltd....................................   369,193   2,844,102
    Omnia Holdings, Ltd..................................   546,689  11,828,019
    Peregrine Holdings, Ltd..............................   951,014   2,059,223
    Petmin, Ltd.......................................... 1,215,428     244,431
#   Pick n Pay Stores, Ltd...............................   879,231   4,789,425
    Pinnacle Holdings, Ltd............................... 1,141,564   1,432,377
    Pioneer Foods, Ltd...................................   645,921   7,066,573
    PPC, Ltd............................................. 4,436,466  13,292,754
    Premium Properties, Ltd..............................    34,094      59,968
#   PSG Group, Ltd.......................................   782,739   7,199,595
    Raubex Group, Ltd....................................   898,077   1,931,400
*   RCL Foods, Ltd.......................................   490,053     751,155
    Resilient Property Income Fund, Ltd..................   284,617   1,698,116
    Reunert, Ltd......................................... 1,409,627   8,447,108
*   Royal Bafokeng Platinum, Ltd.........................   356,391   2,422,632
    Santam, Ltd..........................................   117,782   2,194,551
#*  Sappi, Ltd........................................... 4,658,009  17,606,989
    Sibanye Gold, Ltd.................................... 3,685,088   8,740,734
    Sibanye Gold, Ltd. Sponsored ADR.....................   611,009   5,829,026
    Spar Group, Ltd. (The)............................... 1,091,443  12,596,706
    Spur Corp., Ltd......................................   555,255   1,618,544
*   Stefanutti Stocks Holdings, Ltd......................   524,569     450,851
    Sun International, Ltd...............................   852,325   8,509,848
*   Super Group, Ltd..................................... 2,603,218   7,291,979
*   Telkom SA SOC, Ltd................................... 2,411,246  11,132,161
    Times Media Group, Ltd...............................    82,884     166,352
    Tongaat Hulett, Ltd..................................   786,861  11,204,815

                                     1840

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    Trencor, Ltd........................................   913,662 $  6,469,532
    Value Group, Ltd....................................   363,719      179,168
    Wilson Bayly Holmes-Ovcon, Ltd......................   447,982    5,345,127
    Zeder Investments, Ltd.............................. 3,630,040    1,972,156
                                                                   ------------
TOTAL SOUTH AFRICA......................................            390,034,386
                                                                   ------------
SOUTH KOREA -- (13.1%)
#*  3S Korea Co., Ltd...................................    45,293      121,403
#   Able C&C Co., Ltd...................................    55,911    1,412,768
#*  Actoz Soft Co., Ltd.................................    29,003      742,847
*   Advanced Nano Products Co., Ltd.....................       811       14,769
#*  Advanced Process Systems Corp.......................   112,505      807,210
#   Aekyung Petrochemical Co., Ltd......................     6,167      396,858
#   AfreecaTV Co., Ltd..................................    55,144    1,476,585
#   Agabang&Company.....................................   137,202      700,566
    Ahn-Gook Pharmaceutical Co., Ltd....................    20,591      254,439
#*  AJ Rent A Car Co., Ltd..............................    76,565    1,016,838
#   AK Holdings, Inc....................................    13,089      767,420
#*  Aminologics Co., Ltd................................    68,404       94,809
#*  Amotech Co., Ltd....................................    41,358      285,577
    Anapass, Inc........................................    40,115      406,881
    Asia Cement Co., Ltd................................     8,724      926,606
    ASIA Holdings Co., Ltd..............................     5,611      750,743
#   Asia Paper Manufacturing Co., Ltd...................    28,021      632,543
*   Asiana Airlines, Inc................................   514,064    2,333,424
    AtlasBX Co., Ltd....................................    38,736    1,549,383
*   AUK Corp............................................   199,140      387,961
#   Autech Corp.........................................    52,319      369,764
#*  Avaco Co., Ltd......................................    44,746      196,974
#   Baiksan Co., Ltd....................................    58,310      318,996
#   Basic House Co., Ltd. (The).........................    37,960      789,113
#*  BH Co., Ltd.........................................    57,838      374,861
#   BHI Co., Ltd........................................    26,142      355,395
#   Binggrae Co., Ltd...................................    26,617    2,061,793
#   Bioland, Ltd........................................    45,866      743,374
#   Biospace Co., Ltd...................................    48,097      876,611
#*  Biotoxtech Co., Ltd.................................     4,621       18,329
#   Bluecom Co., Ltd....................................    48,205      720,600
*   Bongshin Co., Ltd...................................         2           --
    Bookook Securities Co., Ltd.........................     7,410       98,274
#*  Boryung Medience Co., Ltd...........................    28,638      199,082
#   Boryung Pharmaceutical Co., Ltd.....................    23,013      900,701
    Bukwang Pharmaceutical Co., Ltd.....................    81,519    1,324,221
    BYC Co., Ltd........................................       710      155,540
#   Byucksan Corp.......................................   171,105      729,916
#   CammSys Corp........................................   176,838      380,120
#*  Capro Corp..........................................   153,464      653,154
#*  Celltrion Pharm, Inc................................    62,265      598,260
#*  Chabiotech Co., Ltd.................................   151,362    2,027,885
#*  Chadiostech Co., Ltd................................    57,058      158,764
#*  Charm Engineering Co., Ltd..........................    42,800       72,378
#   Chemtronics Co., Ltd................................    42,261      412,850
#*  Chin Hung International, Inc........................   132,439      195,702

                                     1841

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  China Great Star International, Ltd..................... 281,781 $  923,162
#*  China Ocean Resources Co., Ltd.......................... 447,288    517,396
*   Choa Pharmaceutical Co..................................  53,419    182,032
    Chokwang Paint, Ltd.....................................  41,364    417,725
    Chong Kun Dang Pharmaceutical Corp......................  34,126  2,121,346
#   Chongkundang Holdings Corp..............................  16,130    669,731
#   Choong Ang Vaccine Laboratory...........................  18,948    252,344
    Chosun Refractories Co., Ltd............................   4,133    463,447
#   Chungdahm Learning, Inc.................................  17,619    223,467
#   CJ CGV Co., Ltd.........................................  63,320  2,815,492
*   CJ E&M Corp.............................................  97,431  3,665,440
#*  CJ Freshway Corp........................................   8,711    285,754
#*  CJ Korea Express Co., Ltd...............................  28,793  3,772,643
    CJ O Shopping Co., Ltd..................................   6,462  2,472,112
#*  CJ Seafood Corp.........................................  91,710    230,141
    CKD Bio Corp............................................  14,374    215,853
#*  CNK International Co., Ltd..............................  59,774    100,316
#*  Com2uSCorp..............................................  19,797  1,825,820
#   Cosmax BTI, Inc.........................................  16,671    696,808
*   Cosmax, Inc.............................................  32,665  2,975,564
#*  CosmoAM&T Co., Ltd......................................  51,209    292,226
#*  Cosmochemical Co., Ltd..................................  52,090    322,432
#   Credu Corp..............................................  11,472    823,290
#   Crown Confectionery Co., Ltd............................   3,241    716,163
#*  CTC BIO, Inc............................................  69,173    854,893
#*  CUROCOM Co., Ltd........................................ 182,360    185,588
#*  D.I Corp................................................  87,180    740,875
#*  D.ID Corp...............................................  68,169    132,417
    Dae Dong Industrial Co., Ltd............................  59,724    616,910
    Dae Han Flour Mills Co., Ltd............................   5,921  1,098,511
#   Dae Hyun Co., Ltd....................................... 108,890    201,436
    Dae Won Kang Up Co., Ltd................................ 115,802    786,215
#*  Dae Young Packaging Co., Ltd............................ 329,600    227,610
#   Dae-Il Corp.............................................  75,338    491,341
#*  Daea TI Co., Ltd........................................ 327,849    494,705
#*  Daechang Co., Ltd....................................... 319,448    332,524
    Daechang Forging Co., Ltd...............................     231     11,598
#   Daeduck Electronics Co.................................. 182,896  1,455,652
#   Daeduck GDS Co., Ltd....................................  92,186  1,132,933
    Daegu Department Store..................................  25,278    411,086
#*  Daehan New Pharm Co., Ltd...............................  42,266    458,127
#   Daehan Steel Co., Ltd...................................  79,022    453,065
*   Daeho International Corp................................     543         --
    Daehwa Pharmaceutical Co., Ltd..........................  63,319    402,348
    Daekyo Co., Ltd.........................................  72,780    476,465
#*  Daekyung Machinery & Engineering Co., Ltd............... 139,260    252,087
    Daelim Trading Co., Ltd.................................     342      1,495
#   Daesang Corp............................................ 116,870  5,796,844
    Daesang Holdings Co., Ltd...............................  68,612  1,321,035
    Daesung Holdings Co., Ltd...............................  18,044    213,592
    Daewon Pharmaceutical Co., Ltd..........................  54,481    593,246
    Daewon San Up Co., Ltd..................................  35,469    442,001
    Daewoong Co., Ltd.......................................   3,947    154,742

                                     1842

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
    Daewoong Pharmaceutical Co., Ltd.......................  23,674 $ 1,406,078
*   Dahaam E-Tec Co., Ltd..................................   2,100       6,895
#   Daishin Securities Co., Ltd............................ 198,340   2,040,428
#*  Danal Co., Ltd.........................................   4,730      32,352
#   Daou Data Corp.........................................  57,148     273,218
    Daou Technology, Inc................................... 167,950   1,806,735
#*  Dasan Networks, Inc....................................  94,525     757,578
#   Daum Communications Corp...............................  55,806   7,131,309
#   Dawonsys Co., Ltd......................................  37,691     396,360
#   Dayou Automotive Seat Technology Co., Ltd.............. 315,450     487,963
    DCM Corp...............................................  17,132     207,177
#*  Deutsch Motors, Inc....................................  57,548     239,315
    DGB Financial Group, Inc............................... 721,377  11,710,548
    Digital Chosun Co., Ltd................................   4,745      10,100
#   Digital Power Communications Co., Ltd..................  50,540     157,246
#*  Digitech Systems Co., Ltd..............................  68,918     106,611
#*  DIO Corp...............................................  66,510     504,003
    Dong Ah Tire & Rubber Co., Ltd.........................  23,935     475,669
#*  Dong Yang Gang Chul Co., Ltd........................... 144,840     422,954
    Dong-A Socio Holdings Co., Ltd.........................  13,294   1,653,647
#   Dong-Ah Geological Engineering Co., Ltd................  30,200     250,569
    Dong-Il Corp...........................................   3,402     268,432
#   Dongaone Co., Ltd...................................... 111,180     329,123
#   Dongbang Transport Logistics Co., Ltd..................  75,370     153,523
#*  Dongbu CNI Co., Ltd....................................  20,390      60,164
#*  Dongbu Corp............................................  41,240      82,518
#*  Dongbu HiTek Co., Ltd.................................. 151,833     587,258
*   Dongbu Securities Co., Ltd............................. 142,637     720,444
#*  Dongbu Steel Co., Ltd.................................. 244,720     428,058
    Dongil Industries Co., Ltd.............................   5,791     325,436
#   Dongjin Semichem Co., Ltd.............................. 140,811     506,651
#*  Dongkook Industrial Co., Ltd........................... 124,790     418,910
#   DongKook Pharmaceutical Co., Ltd.......................  21,467     620,288
#   Dongkuk Industries Co., Ltd............................  29,303     120,875
#   Dongkuk Steel Mill Co., Ltd............................ 343,023   2,622,388
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd............. 138,512     516,917
    Dongsuh Co., Inc.......................................  28,699     537,747
#   Dongsung Chemical Co., Ltd.............................   8,700     154,285
#   Dongsung Holdings Co., Ltd............................. 124,153     758,419
#   Dongsung Pharmaceutical Co., Ltd.......................  78,985     271,072
#   Dongwha Pharm Co., Ltd................................. 107,890     532,942
    Dongwon F&B Co., Ltd...................................   6,814   1,375,361
#   Dongwon Industries Co., Ltd............................   5,912   1,892,994
*   Dongwon Systems Corp...................................   4,921      56,819
*   Dongwoo Co., Ltd.......................................  58,857     217,700
    Dongyang E&P, Inc......................................  35,068     483,003
#   Dongyang Mechatronics Corp............................. 148,648   1,364,288
#*  Doosan Engine Co., Ltd................................. 136,053   1,087,667
#*  Doosan Engineering & Construction Co., Ltd.............  24,154     325,084
#*  Doosan Infracore Co., Ltd.............................. 113,280   1,423,936
#*  Dragonfly GF Co., Ltd..................................  32,142     226,812
#   DRB Holding Co., Ltd...................................  57,798     790,760
#*  Duksan Hi-Metal Co., Ltd...............................  66,011   1,065,286

                                     1843

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   DuzonBIzon Co., Ltd..................................... 109,890 $1,003,691
*   e Tec E&C, Ltd..........................................     695     46,274
#   e-LITECOM Co., Ltd......................................  37,721    559,628
#*  e-Starco Co., Ltd....................................... 153,747    592,544
    E1 Corp.................................................  15,150  1,057,965
#   Eagon Industries Co., Ltd...............................  29,742    350,450
#   Easy Bio, Inc........................................... 180,267  1,241,400
#*  Ecopro Co., Ltd.........................................  51,772    408,059
#   EG Corp.................................................  20,136    413,926
#*  ELK Corp................................................  84,447    244,479
#*  EMKOREA Co., Ltd........................................  20,391    101,479
#   ENF Technology Co., Ltd.................................  46,783    418,904
#   Eo Technics Co., Ltd....................................  41,683  2,795,523
#   Estechpharma Co., Ltd...................................  52,820    382,412
#*  ESTsoft Corp............................................   4,772     66,284
    Eugene Corp............................................. 241,224    859,149
#*  Eugene Investment & Securities Co., Ltd................. 257,638    614,010
#   Eugene Technology Co., Ltd..............................  77,838  1,171,930
    EVERDIGM Corp...........................................  29,621    199,681
#*  Farmsco.................................................  10,730    144,621
    Fila Korea, Ltd.........................................  46,332  4,072,049
*   Fine Technix Co., Ltd...................................  67,492    177,530
#*  Finetex EnE, Inc........................................  86,393    168,374
#   Firstec Co., Ltd........................................ 164,190    298,378
#*  Flexcom, Inc............................................  53,658    268,947
#*  Foosung Co., Ltd........................................ 142,799    449,925
    Fursys, Inc.............................................  14,315    460,030
#*  Gamevil, Inc............................................  28,066  2,827,592
    Gaon Cable Co., Ltd.....................................  18,531    498,631
#*  GeneOneLifeScience, Inc.................................  46,810     47,530
#*  Genexine Co., Ltd.......................................   3,715    186,578
#*  Genic Co., Ltd..........................................  23,585    397,221
    GIIR, Inc...............................................  10,990     85,845
    Global & Yuasa Battery Co., Ltd.........................  28,740  1,345,879
#   Global Display Co., Ltd.................................  67,110    452,418
#*  GNCO Co., Ltd........................................... 270,836    315,389
#   Golfzon Co., Ltd........................................  84,536  1,625,953
#   Grand Korea Leisure Co., Ltd............................ 150,160  6,198,360
    Green Cross Corp........................................  33,326  3,942,179
    Green Cross Holdings Corp............................... 114,382  1,726,338
*   Green Non-Life Insurance Co., Ltd.......................  22,357         --
#*  GS Engineering & Construction Corp...................... 223,398  8,443,094
#   GS Global Corp..........................................  64,716    585,147
    GS Home Shopping, Inc...................................   8,182  2,210,156
#   GS retail Co., Ltd...................................... 137,660  2,916,145
#   Gwangju Shinsegae Co., Ltd..............................   3,400    821,339
#*  Halla Corp..............................................  92,360    710,680
#   Halla Visteon Climate Control Corp......................  51,440  2,536,624
#   Han Kuk Carbon Co., Ltd................................. 155,149  1,096,771
#*  Hana Micron, Inc........................................  82,433    657,551
#   Hana Tour Service, Inc..................................  44,458  2,821,159
#*  Hanall Biopharma Co., Ltd...............................  92,648    351,274
    Handok, Inc.............................................  26,092    653,806

                                     1844

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#   Handsome Co., Ltd.......................................  73,942 $1,969,927
    Hanil Cement Co., Ltd...................................  20,147  2,578,906
#   Hanil E-Wha Co., Ltd.................................... 111,930  2,303,176
#*  Hanjin Heavy Industries & Construction Co., Ltd......... 239,542  1,651,105
#   Hanjin Heavy Industries & Construction Holdings Co.,
      Ltd...................................................  70,127    744,058
#*  Hanjin P&C Co., Ltd..................................... 110,818    131,535
#*  Hanjin Shipping Co., Ltd................................  75,681    406,552
#*  Hanjin Shipping Holdings Co., Ltd.......................  33,400    383,630
    Hanjin Transportation Co., Ltd..........................  50,181  1,568,418
    Hankook Shell Oil Co., Ltd..............................   3,445  1,708,747
*   Hankook Synthetics, Inc.................................     550         --
*   Hankuk Glass Industries, Inc............................  11,460    239,927
    Hankuk Paper Manufacturing Co., Ltd.....................  11,951    361,617
*   Hanmi Pharm Co., Ltd....................................  27,841  2,345,753
#*  Hanmi Science Co., Ltd..................................  58,368    784,656
#   Hanmi Semiconductor Co., Ltd............................  53,050    754,940
#   Hansae Co., Ltd.........................................  85,981  2,249,445
#   Hansae Yes24 Holdings Co., Ltd..........................  58,604    510,807
    Hanshin Construction....................................   9,920    146,754
#   Hansol Chemical Co., Ltd................................  49,483  1,386,661
#*  Hansol HomeDeco Co., Ltd................................ 294,113    600,375
#   Hansol Logistics Co., Ltd............................... 205,620    479,445
#   Hansol Paper Co......................................... 203,390  2,359,377
#*  Hansol Technics Co., Ltd................................  53,475    997,614
#   Hanssem Co., Ltd........................................  49,360  4,482,320
    Hanwha Corp............................................. 234,549  6,647,894
    Hanwha Galleria Timeworld Co., Ltd......................   8,190    367,554
#*  Hanwha General Insurance Co., Ltd....................... 173,490  1,005,861
*   Hanwha Investment & Securities Co., Ltd................. 305,909  1,340,374
    Hanyang Eng Co., Ltd....................................  56,842    377,278
    Hanyang Securities Co., Ltd.............................  15,710    115,395
*   Harim Holdings Co., Ltd................................. 102,741    578,992
#   Heung-A Shipping Co., Ltd............................... 519,442    632,722
*   Heungkuk Fire & Marine Insurance Co., Ltd...............  74,867    292,565
    High Tech Pharm Co., Ltd................................  28,464    398,497
#   Hite Jinro Co., Ltd..................................... 140,668  3,096,609
    Hitejinro Holdings Co., Ltd.............................  40,120    492,935
*   HMC Investment Securities Co., Ltd......................  90,880  1,161,127
    Hotel Shilla Co., Ltd...................................  53,993  5,753,221
    HS R&A Co., Ltd.........................................  16,836    526,355
#   Huchems Fine Chemical Corp.............................. 109,178  2,743,374
#   Humax Co., Ltd..........................................  86,296    911,140
#   Huons Co., Ltd..........................................  31,243  1,350,570
#   Husteel Co., Ltd........................................  21,565    389,086
    Huvis Corp..............................................  83,090    891,566
#   Huvitz Co., Ltd.........................................  39,094    495,210
#   Hwa Shin Co., Ltd.......................................  95,559  1,067,112
    Hwacheon Machine Tool Co., Ltd..........................   4,979    301,556
    HwaSung Industrial Co., Ltd.............................  43,735    607,687
#   Hy-Lok Corp.............................................  39,193  1,286,279
    Hyosung Corp............................................ 121,019  8,789,853
*   Hyundai BNG Steel Co., Ltd..............................  51,160  1,053,248
#   Hyundai Corp............................................  58,941  2,070,008

                                     1845

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
#   Hyundai Development Co................................. 299,750 $11,127,949
#*  Hyundai Elevator Co., Ltd..............................  64,859   2,385,088
#   Hyundai Engineering Plastics Co., Ltd..................  93,890     692,171
#   Hyundai Greenfood Co., Ltd............................. 232,990   3,754,132
    Hyundai Home Shopping Network Corp.....................  29,313   4,715,977
    Hyundai Hy Communications & Networks Co., Ltd.......... 173,909     788,875
#   Hyundai Hysco Co., Ltd.................................  33,182   2,656,034
    Hyundai Livart Co., Ltd................................  44,540   1,392,280
    Hyundai Marine & Fire Insurance Co., Ltd...............  27,130     802,217
#*  Hyundai Merchant Marine Co., Ltd.......................  39,429     394,376
#   Hyundai Mipo Dockyard..................................   2,711     321,195
#*  Hyundai Securities Co., Ltd............................ 590,660   4,537,515
#*  Hyunjin Materials Co., Ltd.............................  72,882     331,138
#   HyVision System, Inc...................................  57,761     433,492
#*  ICD Co., Ltd...........................................  70,948     454,823
#*  IHQ, Inc...............................................  93,626     248,487
#   Il Dong Pharmaceutical Co., Ltd........................  62,230     841,438
#   Iljin Electric Co., Ltd................................ 100,639     753,359
    Iljin Holdings Co., Ltd................................  92,116     545,764
#*  Iljin Materials Co., Ltd...............................  68,180     683,801
    Ilshin Spinning Co., Ltd...............................   7,626     980,196
#   Ilsung Pharmaceuticals Co., Ltd........................   2,864     240,125
#*  IM Co., Ltd............................................  65,996     230,043
#   iMarketKorea, Inc......................................  88,230   2,716,127
#*  Infinitt Healthcare Co., Ltd...........................  18,639     119,182
#*  Infopia Co., Ltd.......................................  36,952     467,095
#*  Infraware, Inc.........................................  88,556     518,718
#*  InkTec Co., Ltd........................................  30,500     392,646
#   Innochips Technology, Inc..............................  31,294     379,912
#*  InnoWireless, Inc......................................  21,995     253,656
#*  Innox Corp.............................................  51,473     872,880
#*  Insun ENT Co., Ltd..................................... 146,886     472,055
#   Intelligent Digital Integrated Securities Co., Ltd.....  19,755     297,695
#*  Interflex Co., Ltd.....................................  48,886     503,262
    Intergis Co., Ltd......................................   5,610      49,621
    Interojo Co., Ltd......................................  35,292     683,031
#   Interpark Corp......................................... 169,412   1,832,056
    INTOPS Co., Ltd........................................  34,729     618,009
#   Inzi Controls Co., Ltd.................................  45,990     238,630
    INZI Display Co., Ltd..................................  64,622     117,034
#*  IS Dongseo Co., Ltd....................................  52,132   1,570,796
#   ISU Chemical Co., Ltd..................................  59,130     764,122
#   IsuPetasys Co., Ltd.................................... 171,914     793,884
#   Jahwa Electronics Co., Ltd.............................  66,762     932,620
#   JB Financial Group Co., Ltd............................ 402,950   2,847,869
*   Jcontentree Corp....................................... 115,864     403,472
#   Jeil Pharmaceutical Co.................................  32,520     915,031
#*  Jeju Semiconductor Corp................................  33,053      81,198
*   Jenax, Inc.............................................   6,754      63,151
    Jinro Distillers Co., Ltd..............................   4,585     113,493
#   Jinsung T.E.C..........................................  70,489     380,456
#   JNK Heaters Co., Ltd...................................  11,537      63,971
#*  JoyCity Corp...........................................  15,243     245,500

                                     1846

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Joymax Co., Ltd.........................................  21,192 $  505,513
#*  Jusung Engineering Co., Ltd............................. 119,127    426,004
#*  JVM Co., Ltd............................................  16,837    949,137
    JW Holdings Co., Ltd.................................... 186,156    470,802
#   JW Pharmaceutical Corp..................................  54,412    815,296
#   JW Shinyak Corp.........................................  13,505     64,795
#*  JYP Entertainment Corp..................................  11,644     47,365
#   KB Capital Co., Ltd.....................................  56,381  1,152,931
#   KC Cottrell Co., Ltd....................................  28,203    176,065
#   KC Green Holdings Co., Ltd..............................  62,335    388,447
#   KC Tech Co., Ltd........................................ 123,092    670,599
#*  KCC Engineering & Construction Co., Ltd.................  14,644    166,784
*   KCO Energy, Inc.........................................     120         --
#   KCP Co., Ltd............................................  51,119    413,126
*   Keangnam Enterprises, Ltd...............................   5,833     24,696
#*  KEC Corp................................................ 101,438     87,360
#   KEPCO Engineering & Construction Co., Inc...............  17,746    984,181
    KEPCO Plant Service & Engineering Co., Ltd..............   5,409    389,159
#   Keyang Electric Machinery Co., Ltd...................... 122,355    573,273
    KG Chemical Corp........................................  37,603    505,288
#   Kginicis Co., Ltd.......................................  75,234    800,876
#   KGMobilians Co., Ltd....................................  57,044    663,762
#   KH Vatec Co., Ltd.......................................  64,783  1,219,932
#   KISCO Corp..............................................  19,419    551,685
    KISCO Holdings Co., Ltd.................................   2,292    101,077
#   Kishin Corp.............................................  49,420    359,111
    KISWIRE, Ltd............................................  25,959  1,084,814
#   KIWOOM Securities Co., Ltd..............................  61,811  2,976,718
*   KMH Co., Ltd............................................  42,510    351,554
#*  KMW Co., Ltd............................................  49,321    733,226
#   Koentec Co., Ltd........................................ 194,086    441,825
    Koh Young Technology, Inc...............................  63,733  1,617,776
#   Kolao Holdings.......................................... 131,554  2,729,853
    Kolon Corp..............................................  38,619  1,168,188
#*  Kolon Global Corp.......................................  34,852    341,593
    Kolon Industries, Inc...................................  86,258  5,690,693
#   Kolon Life Science, Inc.................................  22,796  1,319,513
#*  Komipharm International Co., Ltd........................  22,247    175,630
#   KONA I Co., Ltd.........................................  49,612  1,677,866
    Kook Je Electric Korea Co., Ltd.........................  24,109    516,690
#   Kook Soon Dang Brewery Co., Ltd.........................  54,524    313,328
    Korea Airport Service Co., Ltd..........................   2,433     58,828
#   Korea Cast Iron Pipe Industries Co., Ltd................   8,530     36,836
#   Korea Circuit Co., Ltd..................................  56,217    446,495
#   Korea District Heating Corp.............................  15,388  1,124,046
    Korea Electric Terminal Co., Ltd........................  30,068  1,300,668
    Korea Export Packaging Industrial Co., Ltd..............   4,840     98,964
#   Korea Flange Co., Ltd...................................  17,974    411,399
#*  Korea Info & Comm.......................................  61,340    348,006
    Korea Investment Holdings Co., Ltd...................... 171,470  7,670,328
#   Korea Kolmar Co., Ltd...................................  69,030  3,270,327
#   Korea Kolmar Holdings Co., Ltd..........................  33,913    849,587
    Korea Petrochemical Ind Co., Ltd........................  18,138  1,153,297

                                     1847

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Korea United Pharm, Inc...............................    50,081 $  540,420
*   Korean Air Lines Co., Ltd.............................   141,091  4,888,859
    Korean Reinsurance Co.................................   487,744  5,336,401
#   Kortek Corp...........................................    45,406    521,684
#   KPF...................................................    42,149    163,246
#   KPX Chemical Co., Ltd.................................     6,479    371,093
#*  KR Motors Co., Ltd....................................   102,980     99,259
#*  KSCB Co., Ltd.........................................     7,972     27,185
*   KT Hitel Co., Ltd.....................................    37,333    297,473
    KT Skylife Co., Ltd...................................   103,427  2,249,577
*   KTB Investment & Securities Co., Ltd..................   279,130    700,137
    Kukdo Chemical Co., Ltd...............................    20,758  1,082,261
#   Kumho Electric Co., Ltd...............................    22,347    451,343
*   Kumho Industrial Co., Ltd.............................       901      9,669
#*  Kumho Investment Bank................................. 2,881,160  1,285,174
*   Kumho Tire Co., Inc...................................   341,696  3,750,644
    Kumkang Kind Co., Ltd.................................    14,256    864,229
*   Kun Wha Pharmaceutical Co., Ltd.......................     7,580    161,809
    Kunsul Chemical Industrial Co., Ltd...................    20,675    928,348
    Kwang Dong Pharmaceutical Co., Ltd....................   194,647  1,805,098
#*  Kwang Myung Electric Engineering Co., Ltd.............   192,960    433,877
*   Kyeryong Construction Industrial Co., Ltd.............    25,068    393,646
*   Kyobo Securities Co., Ltd,............................    98,440  1,001,574
#   Kyung Dong Navien Co., Ltd............................    28,750    793,801
#   Kyung-In Synthetic Corp...............................   115,845    789,371
    Kyungbang, Ltd........................................     3,264    392,450
    Kyungchang Industrial Co., Ltd........................    63,745    797,995
    KyungDong City Gas Co., Ltd...........................    11,986  1,420,847
    Kyungdong Pharm Co., Ltd..............................    32,635    664,995
#   L&F Co., Ltd..........................................    50,139    257,110
#*  LB Semicon, Inc.......................................   164,971    304,958
#   LEENO Industrial, Inc.................................    51,031  1,770,346
#   LF Corp...............................................   103,743  2,903,226
    LG Hausys, Ltd........................................    32,510  5,952,303
#*  LG Innotek Co., Ltd...................................    55,586  6,730,912
    LG International Corp.................................   156,201  4,505,895
#*  LG Life Sciences, Ltd.................................    57,740  1,773,448
*   LIG ADP Co., Ltd......................................     2,798     12,951
    LIG Insurance Co., Ltd................................   203,911  5,810,301
#   LMS Co., Ltd..........................................    28,169    491,272
#   Lock & Lock Co., Ltd..................................   132,290  1,613,912
#*  Logistics Energy Korea Co., Ltd.......................   134,570    217,164
    Lotte Chilsung Beverage Co., Ltd......................     3,217  5,781,656
    Lotte Confectionery Co., Ltd..........................     2,556  5,206,145
    Lotte Food Co., Ltd...................................     3,776  2,725,255
#   LOTTE Himart Co., Ltd.................................    43,798  2,906,214
#*  Lotte Non-Life Insurance Co., Ltd.....................   141,571    459,803
    LS Corp...............................................    18,353  1,292,935
#   LS Industrial Systems Co., Ltd........................    72,572  4,451,890
#*  Lumens Co., Ltd.......................................   197,117  1,564,644
#   Macquarie Korea Infrastructure Fund................... 1,514,061  9,717,183
*   Macrogen, Inc.........................................    28,340  1,287,234
#   Maeil Dairy Industry Co., Ltd.........................    40,992  1,485,849

                                     1848

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
#   Mando Corp............................................    60,934 $7,423,728
#*  Medifron DBT Co., Ltd.................................    97,748    271,676
#*  Medipost Co., Ltd.....................................     3,841    211,259
#   Medy-Tox, Inc.........................................    21,135  3,129,459
    MegaStudy Co., Ltd....................................    25,476  1,487,409
#*  Melfas, Inc...........................................    84,026    450,877
#   Meritz Financial Group, Inc...........................   118,136    908,581
    Meritz Fire & Marine Insurance Co., Ltd...............   291,385  3,780,841
    Meritz Securities Co., Ltd............................ 1,043,095  2,953,206
#*  Mgame Corp............................................     5,454     18,172
    Mi Chang Oil Industrial Co., Ltd......................     2,078    144,416
#   Mirae Asset Securities Co., Ltd.......................   129,254  5,831,461
#*  Mirae Corp............................................   436,967     82,386
    Miwon Chemicals Co., Ltd..............................     1,890     65,357
*   Miwon Commercial Co., Ltd.............................       716    118,079
    Miwon Specialty Chemical Co., Ltd.....................     1,041    292,038
    MK Electron Co., Ltd..................................    86,407    443,520
#*  MNTech Co., Ltd.......................................    99,776    437,853
#   Modetour Network, Inc.................................    59,242  1,415,412
#*  Monalisa Co., Ltd.....................................    68,050    163,005
    Moorim P&P Co., Ltd...................................   133,920    543,910
    Moorim Paper Co., Ltd.................................    98,440    225,537
    Motonic Corp..........................................    57,760    840,124
#*  Muhak Co., Ltd........................................    44,507  1,508,733
    Namhae Chemical Corp..................................   120,134  1,053,357
#   Namyang Dairy Products Co., Ltd.......................     1,390  1,148,798
    National Plastic Co...................................    56,060    360,953
#*  Neowiz Games Corp.....................................    75,015  1,320,092
#*  NEOWIZ HOLDINGS Corp..................................    24,844    346,178
#*  NEPES Corp............................................    94,472    592,893
#   Nexen Corp............................................    33,168  2,821,716
#   Nexen Tire Corp.......................................   173,236  2,787,613
#*  Nexolon Co., Ltd......................................    29,760     20,350
#*  Nexon GT Co., Ltd.....................................    77,052    591,899
    NH Investment & Securities Co., Ltd...................   151,949  1,121,033
    NICE Holdings Co., Ltd................................    61,740    775,886
    NICE Information Service Co., Ltd.....................   151,539    498,170
#*  NK Co., Ltd...........................................    93,370    297,710
#   Nong Shim Holdings Co., Ltd...........................     8,976  1,027,724
#   Nong Woo Bio Co., Ltd.................................    31,995    639,396
#   NongShim Co., Ltd.....................................    17,374  4,404,357
    Noroo Holdings Co., Ltd...............................     7,112    151,015
    NOROO Paint & Coatings Co., Ltd.......................    47,451    372,750
#   OCI Materials Co., Ltd................................    35,023  1,588,910
#*  OPTRON-TEC, Inc.......................................    81,696    356,008
#*  Orientbio, Inc........................................   218,393    107,980
#*  OSANGJAIEL Co., Ltd...................................    45,028    648,967
#*  Osstem Implant Co., Ltd...............................    56,145  1,859,362
#*  Osung LST Co., Ltd....................................    24,751     38,184
    Ottogi Corp...........................................     5,962  3,082,857
#*  Paik Kwang Industrial Co., Ltd........................    85,406    255,778
#*  Pan Ocean Co., Ltd....................................    17,111     65,388
#   Pan-Pacific Co., Ltd..................................   101,793    613,828

                                     1849

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
#*  PaperCorea, Inc......................................... 422,059 $  319,318
#   Partron Co., Ltd........................................ 209,167  2,049,949
#*  Pharmicell Co., Ltd..................................... 129,934    370,454
    Poongsan Corp........................................... 104,011  3,005,444
#   Poongsan Holdings Corp..................................  22,248    870,330
    POSCO Chemtech Co., Ltd.................................   9,949  1,416,987
*   POSCO Coated & Color Steel Co., Ltd.....................   4,130     60,534
#   Posco ICT Co., Ltd...................................... 261,024  1,803,925
#   Posco M-Tech Co., Ltd................................... 102,771    399,667
#*  Posco Plantec Co., Ltd..................................  21,301     80,848
#*  Power Logics Co., Ltd................................... 134,027    497,474
#   PSK, Inc................................................  58,750    721,229
    Pulmuone Co., Ltd.......................................   5,952    709,704
#   Pyeong Hwa Automotive Co., Ltd..........................  59,253  1,345,837
#*  Redrover Co., Ltd.......................................  92,932    525,407
#   Reyon Pharmaceutical Co., Ltd...........................  18,952    450,629
#   RFsemi Technologies, Inc................................  30,415    245,468
#   RFTech Co., Ltd.........................................  43,940    283,288
#   Romanson Co., Ltd.......................................  40,410    463,617
*   S&C Engine Group, Ltd................................... 105,599    302,346
    S&T Corp................................................   5,003     82,226
    S&T Dynamics Co., Ltd................................... 147,292  1,558,925
#   S&T Holdings Co., Ltd...................................  26,504    458,016
    S&T Motiv Co., Ltd......................................  50,410  1,719,753
    S-1 Corp................................................  26,707  1,986,961
#   S-Energy Co., Ltd.......................................  47,170    444,467
#   S-MAC Co., Ltd..........................................  82,037    377,407
#   Saeron Automotive Corp..................................   2,640     28,365
#*  Sajo Industries Co., Ltd................................  11,813    417,430
    Sam Young Electronics Co., Ltd..........................  63,000    736,308
#   Sam Yung Trading Co., Ltd...............................  54,602  1,066,735
    Samchully Co., Ltd......................................  15,646  2,556,236
    Samho Development Co., Ltd..............................  61,747    196,058
*   Samho International Co., Ltd............................   7,876    118,722
#   SAMHWA Paints Industrial Co., Ltd.......................  43,265    641,803
#   Samick Musical Instruments Co., Ltd..................... 257,520    861,082
#   Samick THK Co., Ltd.....................................  42,891    342,966
#   Samjin Pharmaceutical Co., Ltd..........................  59,596  1,093,983
    Samkwang Glass..........................................  17,041    928,784
#   Samlip General Foods Co., Ltd...........................   9,750    879,523
#   Samsung Fine Chemicals Co., Ltd.........................  97,503  4,081,166
#*  SAMT Co., Ltd...........................................  76,958    156,644
#   Samyang Foods Co., Ltd..................................  17,230    448,901
    Samyang Holdings Corp...................................  20,208  1,506,040
    Samyang Tongsang Co., Ltd...............................   7,465    452,407
#*  Samyoung Chemical Co., Ltd.............................. 173,170    340,185
#*  Sangbo Corp.............................................  59,215    691,625
#*  Sapphire Technology Co., Ltd............................   8,161    246,658
    Satrec Initiative Co., Ltd..............................   5,805    122,456
    SAVEZONE I&C CORP.......................................  58,190    407,773
    SBS Contents Hub Co., Ltd...............................  40,540    601,087
    SBS Media Holdings Co., Ltd............................. 229,079    810,471
#*  SBW..................................................... 340,780    260,539

                                     1850

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Seah Besteel Corp.....................................    65,015 $2,251,572
    SeAH Holdings Corp....................................     4,622    750,503
    SeAH Steel Corp.......................................    13,506  1,248,594
    Sebang Co., Ltd.......................................    53,803  1,057,341
#*  Seegene, Inc..........................................    38,981  2,260,484
#   Sejong Industrial Co., Ltd............................    54,313    938,971
    Sempio Foods Co.......................................     7,350    175,683
#*  Seobu T&D.............................................    56,299  1,055,519
#   Seohan Co., Ltd.......................................   277,691    528,739
#*  Seohee Construction Co., Ltd..........................   787,809    494,909
#   Seoul Semiconductor Co., Ltd..........................    36,969  1,020,301
#   SEOWONINTECH Co., Ltd.................................    49,169    608,880
#*  Sewon Cellontech Co., Ltd.............................   141,557    453,347
*   Sewon Precision Industry Co., Ltd.....................     9,457    274,513
#   SEWOONMEDICAL Co., Ltd................................    95,161    662,488
#   SFA Engineering Corp..................................    50,853  1,969,916
#*  SG Corp...............................................   660,590    406,199
#   SH Energy & Chemical Co., Ltd.........................   438,586    340,502
    Shin Poong Pharmaceutical Co., Ltd....................   141,356    557,048
#*  Shinil Industrial Co., Ltd............................   228,580    447,575
    Shinsegae Co., Ltd....................................    35,692  8,074,778
    Shinsegae Information & Communication Co., Ltd........     4,229    338,230
#   Shinsegae International Co., Ltd......................    12,829  1,124,581
#*  Shinsung Solar Energy Co., Ltd........................   269,802    320,362
#*  Shinsung Tongsang Co., Ltd............................   349,750    338,839
*   Shinwha Intertek Corp.................................   103,734    310,130
*   Shinwon Corp..........................................   141,823    302,494
    Shinyoung Securities Co., Ltd.........................    14,050    652,783
#*  Signetics Corp........................................   247,452    381,459
#*  SIGONG TECH Co., Ltd..................................    67,831    261,156
    Silicon Works Co., Ltd................................    53,771  1,119,840
#   Silla Co., Ltd........................................    38,238    944,413
#*  Simm Tech Co., Ltd....................................   121,398    772,937
#   SIMPAC, Inc...........................................    73,030    508,568
    Sindoh Co., Ltd.......................................    10,939    759,047
#   SJM Co., Ltd..........................................    43,590    410,797
*   SK Broadband Co., Ltd.................................   788,263  2,902,275
#   SK Chemicals Co., Ltd.................................    77,076  4,855,171
#*  SK Communications Co., Ltd............................    79,814    695,610
    SK Gas, Ltd...........................................    19,027  2,050,574
*   SK Networks Co., Ltd..................................   660,780  7,192,107
*   SK Securities Co., Ltd................................ 1,493,565  1,489,424
#   SKC Co., Ltd..........................................   105,222  3,683,210
#   SL Corp...............................................    70,320  1,420,239
#*  SM Culture & Contents Co., Ltd........................    59,505    193,516
#*  SM Entertainment Co...................................    82,349  2,655,988
*   Softmax Co., Ltd......................................     3,419     43,694
#*  Solborn, Inc..........................................    69,704    277,448
*   Solco Biomedical Co., Ltd.............................    56,341     25,595
    Solid, Inc............................................    40,402    318,190
#   Songwon Industrial Co., Ltd...........................    93,750    782,043
#*  Sonokong Co., Ltd.....................................    86,999    217,184
#   Soulbrain Co., Ltd....................................    46,183  1,463,711

                                     1851

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
*   Ssangyong Cement Industrial Co., Ltd....................  99,641 $  934,187
#*  Steel Flower Co., Ltd...................................  29,816    116,061
#*  STS Semiconductor & Telecommunications.................. 251,742    715,191
#*  STX Corp................................................  16,753     16,746
#*  STX Engine Co., Ltd..................................... 115,112    393,095
#   Suheung Co., Ltd........................................  32,370  1,488,508
    Sun Kwang Co., Ltd......................................  15,705    309,524
#   Sunchang Corp...........................................  36,505    361,963
#   Sung Kwang Bend Co., Ltd................................  88,301  1,701,183
#*  Sungchang Enterprise Holdings, Ltd......................  27,044    625,294
#*  Sungshin Cement Co., Ltd................................  99,968    936,808
    Sungwoo Hitech Co., Ltd................................. 166,659  2,318,768
    Sunjin Co., Ltd.........................................  25,055    909,968
#*  Sunny Electronics Corp..................................  81,771    142,057
#*  Suprema, Inc............................................  57,629  1,420,240
#*  Synopex, Inc............................................ 277,992    440,340
    Tae Kyung Industrial Co., Ltd...........................  37,420    225,144
    Taekwang Industrial Co., Ltd............................   1,942  2,629,298
#*  Taewoong Co., Ltd.......................................  55,939  1,235,740
*   Taeyoung Engineering & Construction Co., Ltd............ 217,943  1,211,953
#*  Taihan Electric Wire Co., Ltd........................... 189,922    392,189
#   Tailim Packaging Industrial Co., Ltd.................... 157,168    312,417
#   TCC Steel...............................................  38,096    130,359
#   TechWing, Inc...........................................  43,253    295,862
#   TES Co., Ltd............................................  29,074    378,660
#*  Theall Medi Bio.........................................  24,080     50,884
#*  Theragen Etex Co., Ltd..................................  43,667    293,504
#*  TK Chemical Corp........................................ 222,222    436,429
#   Tong Yang Moolsan Co., Ltd..............................  22,590    218,593
    Tongyang Life Insurance................................. 192,400  1,877,473
*   TONGYANG Securities, Inc................................  12,966     38,518
#*  Top Engineering Co., Ltd................................  43,811    172,866
#   Toptec Co., Ltd.........................................  44,470    495,902
*   Toray Chemical Korea, Inc............................... 121,710  1,305,443
#   Tovis Co., Ltd..........................................  68,690    916,741
#*  Trais Co., Ltd..........................................  59,456    127,404
*   Trigem Computer, Inc....................................       1         --
#   TS Corp.................................................  19,290    615,358
*   TSM Tech Co., Ltd.......................................  10,714     59,587
#*  UBCare Co., Ltd.........................................  51,297    149,730
#   Ubiquoss, Inc...........................................  68,224    517,642
#*  Ubivelox, Inc...........................................  15,537    187,538
#   UI Display Co., Ltd.....................................  34,401    222,273
#   Uju Electronics Co., Ltd................................  38,229    426,339
    Unid Co., Ltd...........................................  17,354  1,121,492
    Union Steel.............................................   8,052    102,487
#*  Uniquest Corp...........................................  16,050    147,993
#*  Unison Co., Ltd.........................................  99,851    273,085
    Value Added Technologies Co., Ltd.......................  39,778    779,042
#   Vieworks Co., Ltd.......................................  37,657  1,089,659
#   Visang Education, Inc...................................  29,722    246,238
#*  Webzen, Inc.............................................  44,001    271,450
#*  WeMade Entertainment Co., Ltd...........................  33,045  1,200,355

                                     1852

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#   Whanin Pharmaceutical Co., Ltd.....................    43,130 $    634,283
#*  WillBes & Co. (The)................................   288,928      371,848
#*  WiSoL Co., Ltd.....................................    68,668      530,220
#*  WONIK CUBE Corp....................................    20,753       41,628
#*  Wonik IPS Co., Ltd.................................   256,672    2,832,071
*   Wonik Materials Co., Ltd...........................     6,457      267,065
#   Woojeon & Handan Co., Ltd..........................    90,141      320,335
#*  Woongjin Energy Co., Ltd...........................   212,230      511,672
#*  Woongjin Holdings Co., Ltd.........................   219,995      552,733
#*  Woongjin Thinkbig Co., Ltd.........................   101,385      680,339
#   Wooree ETI Co., Ltd................................   161,548      294,351
    Woori Investment & Securities Co., Ltd.............   627,028    6,815,387
#   WooSung Feed Co., Ltd..............................    86,370      284,436
#   Y G-1 Co., Ltd.....................................    85,954      797,565
    YESCO Co., Ltd.....................................    13,100      515,811
#   YG Entertainment, Inc..............................    43,305    1,499,116
#   Yoosung Enterprise Co., Ltd........................   100,472      557,146
    Youlchon Chemical Co., Ltd.........................    59,750      752,044
#   Young Heung Iron & Steel Co., Ltd..................   287,784      760,238
    Young Poong Corp...................................     2,389    3,148,077
*   Young Poong Mining & Construction Corp.............     1,580           --
    Young Poong Precision Corp.........................    72,998      773,000
#   Youngone Corp......................................   106,357    4,386,679
    Youngone Holdings Co., Ltd.........................    28,420    2,159,061
#   Yuhan Corp.........................................    44,525    7,628,681
    YuHwa Securities Co., Ltd..........................    13,060      175,526
#*  Yungjin Pharmaceutical Co., Ltd....................   469,292      710,388
*   ZeroOne Interactive Co., Ltd.......................     3,200           --
                                                                  ------------
TOTAL SOUTH KOREA......................................            715,338,496
                                                                  ------------
TAIWAN -- (12.8%)
#   A-DATA Technology Co., Ltd......................... 1,078,000    2,552,085
    Ability Enterprise Co., Ltd........................ 1,790,076    1,335,375
#   AcBel Polytech, Inc................................ 1,849,599    2,979,201
    Accton Technology Corp............................. 2,545,763    1,530,206
#   Ace Pillar Co., Ltd................................   254,008      208,201
#*  ACES Electronic Co., Ltd...........................   421,000      588,720
#   ACHEM Technology Corp..............................   868,860      548,442
#   Acter Co., Ltd.....................................   184,000      579,249
*   Action Electronics Co., Ltd........................   761,635      160,508
#   Actron Technology Corp.............................   263,150    1,046,918
#   Adlink Technology, Inc.............................   507,184    1,283,334
#   Advanced Ceramic X Corp............................   222,000    1,042,328
*   Advanced Connectek, Inc............................   935,000      361,644
    Advanced International Multitech Co., Ltd..........   425,000      405,290
*   Advanced Wireless Semiconductor Co.................   567,000      467,902
#   Advancetek Enterprise Co., Ltd.....................   677,917      700,743
#*  AGV Products Corp.................................. 2,428,801      790,471
#*  AimCore Technology Co., Ltd........................   321,589      290,636
    Alcor Micro Corp...................................   379,000      426,074
    ALI Corp........................................... 1,479,000    1,454,340
    Allis Electric Co., Ltd............................    54,000       16,452
*   Alltop Technology Co., Ltd.........................    54,000       46,402

                                     1853

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Alpha Networks, Inc................................... 1,582,763 $1,111,078
#*  Altek Corp............................................ 1,893,637  1,507,889
#   Ambassador Hotel (The)................................ 1,385,000  1,344,240
    AMPOC Far-East Co., Ltd...............................   472,444    453,416
    AmTRAN Technology Co., Ltd............................ 4,067,951  3,013,922
#*  Anpec Electronics Corp................................   602,000    573,531
#   Apacer Technology, Inc................................   591,576    634,490
#   APCB, Inc.............................................   719,000    541,592
#   Apex Biotechnology Corp...............................   576,483  1,148,212
#   Apex International Co., Ltd...........................   255,000    407,653
*   Apex International Rights.............................    29,295      5,666
#   Apex Medical Corp.....................................   325,500    539,226
*   Apex Science & Engineering............................   689,907    398,996
    Arcadyan Technology Corp..............................   512,581    789,492
*   Ardentec Corp......................................... 1,847,992  1,574,655
#*  Arima Communications Corp.............................   993,719    499,155
#*  Asia Optical Co., Inc................................. 1,228,000  1,707,371
#   Asia Plastic Recycling Holding, Ltd...................   882,462  1,274,149
#   Asia Polymer Corp..................................... 1,439,484  1,140,536
#*  Asia Vital Components Co., Ltd........................ 1,548,058  1,227,166
#*  ASROCK, Inc...........................................   192,000    739,181
    Aten International Co., Ltd...........................   430,479  1,153,834
#*  Audix Corp............................................   519,000    593,463
#   AURAS Technology Co., Ltd.............................    99,585     73,472
#   Aurora Corp...........................................   541,499    954,987
    AV Tech Corp..........................................   205,000    472,856
    Avermedia Technologies................................   774,446    326,415
*   Avision, Inc..........................................   916,000    324,440
#   AVY Precision Technology, Inc.........................   250,000    563,820
#   Awea Mechantronic Co., Ltd............................   137,200    212,723
*   Bank of Kaohsiung Co., Ltd............................ 1,946,054    632,905
#   Basso Industry Corp...................................   581,000    929,292
    BenQ Materials Corp...................................   751,000  1,064,384
#*  BES Engineering Corp.................................. 7,292,750  1,970,255
#   Bin Chuan Enterprise Co., Ltd.........................   172,542    121,513
*   Bionet Corp...........................................   191,000    317,185
*   Biostar Microtech International Corp..................   899,975    408,171
#   Bizlink Holding, Inc..................................   308,677  1,230,932
#   Boardtek Electronics Corp.............................   783,000    816,606
*   Bright Led Electronics Corp...........................   637,520    327,557
#   C Sun Manufacturing, Ltd..............................   698,221    555,108
#*  Cameo Communications, Inc............................. 1,147,818    342,024
#   Capella Microsystems Taiwan, Inc......................   194,598    883,379
#   Capital Securities Corp............................... 9,603,142  3,656,005
    Career Technology MFG. Co., Ltd....................... 1,388,000  1,840,844
#   Carnival Industrial Corp.............................. 1,753,000    493,487
    Cathay Chemical Works.................................    30,000     16,730
#   Cathay Real Estate Development Co., Ltd............... 4,042,000  2,289,473
#   Celxpert Energy Corp..................................   164,000    101,132
    Central Reinsurance Co., Ltd..........................   867,410    464,884
#   ChainQui Construction Development Co., Ltd............   360,083    297,982
#*  Chaintech Technology Corp.............................   192,241    243,210
    Champion Building Materials Co., Ltd.................. 1,798,851    647,177

                                     1854

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Chang Wah Electromaterials, Inc......................    215,673 $  539,383
    Channel Well Technology Co., Ltd.....................    648,000    392,881
#   Charoen Pokphand Enterprise..........................    867,000    814,118
#   Chaun-Choung Technology Corp.........................    360,000  1,199,706
#   CHC Resources Corp...................................    329,348    806,520
#   Chen Full International Co., Ltd.....................    382,000    490,127
#   Chenbro Micom Co., Ltd...............................    338,000    701,805
    Cheng Fwa Industrial Co., Ltd........................     66,000     33,513
    Cheng Loong Corp.....................................  4,354,383  1,800,127
    Cheng Uei Precision Industry Co., Ltd................  2,288,331  4,259,896
#*  Chenming Mold Industry Corp..........................    610,437    815,250
#*  Chia Chang Co., Ltd..................................    650,000    817,189
#   Chia Hsin Cement Corp................................  2,128,121  1,080,737
#   Chien Kuo Construction Co., Ltd......................  1,436,312    656,206
#*  Chilisin Electronics Corp............................    505,572    489,326
#   Chime Ball Technology Co., Ltd.......................    143,000    396,381
#   Chimei Materials Technology Corp.....................    698,000    830,029
    Chin-Poon Industrial Co., Ltd........................  1,754,207  3,154,522
    China Chemical & Pharmaceutical Co., Ltd.............  1,394,000  1,046,143
#   China Ecotek Corp....................................    187,000    458,907
*   China Electric Manufacturing Corp....................  1,435,900    563,827
    China General Plastics Corp..........................  1,702,105    831,791
    China Glaze Co., Ltd.................................    654,139    330,375
#*  China Man-Made Fiber Corp............................  5,236,879  1,895,546
#   China Metal Products.................................  1,380,003  1,682,647
    China Motor Corp.....................................    586,609    565,330
#   China Petrochemical Development Corp................. 10,578,000  4,298,385
    China Steel Chemical Corp............................    351,554  2,219,170
#   China Steel Structure Co., Ltd.......................    655,000    645,609
    China Synthetic Rubber Corp..........................  2,303,563  2,268,532
*   China United Trust & Investment Corp.................    164,804         --
*   China Wire & Cable Co., Ltd..........................    592,000    255,479
#   Chinese Maritime Transport, Ltd......................    543,850    625,063
#   Chipbond Technology Corp.............................  1,688,000  2,728,208
#*  Chong Hong Construction Co...........................    662,646  1,808,012
*   Chou Chin Industrial Co., Ltd........................        825         --
#   Chroma ATE, Inc......................................  1,531,821  4,059,778
*   Chun YU Works & Co., Ltd.............................  1,148,000    549,148
    Chun Yuan Steel......................................  1,991,529    803,886
#*  Chung Hsin Electric & Machinery Manufacturing Corp...  1,995,000  1,401,240
*   Chung Hung Steel Corp................................  3,932,979  1,051,774
#*  Chung Hwa Pulp Corp..................................  2,616,031    821,479
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    277,000    385,030
*   Chunghwa Picture Tubes, Ltd.......................... 16,151,000    959,351
    Chyang Sheng Dyeing & Finishing Co., Ltd.............    139,000     75,994
#   Cleanaway Co., Ltd...................................    312,000  1,812,890
    Clevo Co.............................................  2,044,200  3,764,045
#*  CMC Magnetics Corp................................... 13,033,960  2,044,672
#   CoAsia Microelectronics Corp.........................    472,500    220,138
    Collins Co., Ltd.....................................    565,431    211,563
    Compeq Manufacturing Co., Ltd........................  5,058,000  2,987,762
*   Concord Securities Corp..............................  2,295,000    654,454
    Continental Holdings Corp............................  2,004,067    807,704

                                     1855

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#*  Coretronic Corp....................................... 3,577,000 $4,243,069
*   Cosmo Electronics Corp................................   159,137    200,405
*   Cosmos Bank Taiwan.................................... 1,044,926    531,975
    Coxon Precise Industrial Co., Ltd.....................   548,000    984,592
    Creative Sensor, Inc..................................    85,000     71,734
#*  Crystalwise Technology, Inc...........................   592,302    601,213
    CSBC Corp. Taiwan..................................... 2,145,610  1,282,970
    CTCI Corp.............................................   215,000    355,780
    Cub Elecparts, Inc....................................    79,000    899,682
#   CviLux Corp...........................................   353,039    592,229
#   Cyberlink Corp........................................   413,697  1,349,384
#   CyberPower Systems, Inc...............................   211,000    452,885
*   CyberTAN Technology, Inc..............................   921,779    909,119
#*  D-Link Corp........................................... 3,208,665  2,290,796
#   DA CIN Construction Co., Ltd..........................   910,711    684,713
#*  Da-Li Construction Co., Ltd...........................   439,220    511,538
    Dafeng TV, Ltd........................................   265,540    459,426
#*  Danen Technology Corp................................. 1,820,000    822,385
#   Darfon Electronics Corp............................... 1,333,550    911,737
#   Davicom Semiconductor, Inc............................    52,888     69,715
#   Daxin Materials Corp..................................   235,000    431,684
    De Licacy Industrial Co., Ltd.........................    70,000     27,248
*   Delpha Construction Co., Ltd..........................   991,931    460,251
#*  Depo Auto Parts Ind Co., Ltd..........................   497,000  1,953,162
*   Der Pao Construction Co., Ltd.........................   476,000         --
#   DFI, Inc..............................................   253,524    303,755
    Dimerco Express Corp..................................   373,000    235,974
#*  DYNACOLOR, Inc........................................   224,000    554,847
*   Dynamic Electronics Co., Ltd.......................... 1,320,321    677,004
#   Dynapack International Technology Corp................   607,000  1,685,885
#*  E Ink Holdings, Inc................................... 4,165,000  2,631,006
#   E-Lead Electronic Co., Ltd............................   386,942    879,394
    E-LIFE MALL Corp......................................   362,000    756,035
#*  E-Ton Solar Tech Co., Ltd............................. 2,396,209  1,559,085
    Eastern Media International Corp...................... 2,058,889    846,943
#   Edimax Technology Co., Ltd............................   897,108    407,276
#   Edison Opto Corp......................................   524,000    580,908
#   Edom Technology Co., Ltd..............................   602,553    531,134
#   eGalax_eMPIA Technology, Inc..........................   224,660    568,785
#   Elan Microelectronics Corp............................ 1,655,715  2,681,905
#   Elite Advanced Laser Corp.............................   360,000  1,510,596
    Elite Material Co., Ltd............................... 1,507,350  1,720,804
#   Elite Semiconductor Memory Technology, Inc............ 1,242,200  1,964,213
*   Elitegroup Computer Systems Co., Ltd.................. 2,085,833  1,468,664
#   eMemory Technology, Inc...............................   328,000  2,979,725
#   ENG Electric Co., Ltd.................................   671,580    543,526
#   EnTie Commercial Bank................................. 1,833,603    885,501
#*  Entire Technology Co., Ltd............................   229,000    232,528
*   Episil Technologies, Inc.............................. 1,387,000    541,746
#   Eternal Materials Co., Ltd............................ 3,361,794  3,913,114
*   Etron Technology, Inc................................. 1,395,000    701,689
    Everest Textile Co., Ltd.............................. 1,263,562    645,375
    Evergreen International Storage & Transport Corp...... 2,516,000  1,638,052

                                     1856

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   Everlight Chemical Industrial Corp.................... 1,737,933 $2,074,446
#   Everlight Electronics Co., Ltd........................ 1,685,000  3,801,342
#   Everspring Industry Co., Ltd..........................   445,000    619,969
*   Excelsior Medical Co., Ltd............................   487,654    942,529
#   Far Eastern International Bank........................ 8,674,820  3,273,362
#   Faraday Technology Corp............................... 1,679,648  2,103,633
#*  Farglory F T Z Investment Holding Co., Ltd............   425,000    316,483
    Federal Corp.......................................... 2,358,359  1,581,144
#   Feedback Technology Corp..............................   172,000    288,454
#   Feng Hsin Iron & Steel Co............................. 1,859,100  2,561,506
    Feng TAY Enterprise Co., Ltd.......................... 1,006,806  2,881,821
    Fine Blanking & Tool Co., Ltd.........................    13,000     21,461
    First Copper Technology Co., Ltd......................   929,000    317,268
*   First Hotel...........................................   720,212    504,714
#   First Insurance Co, Ltd. (The)........................ 1,074,179    614,765
*   First Steamship Co., Ltd.............................. 1,829,218  1,282,366
#   FLEXium Interconnect, Inc.............................   882,839  2,378,180
#   Flytech Technology Co., Ltd...........................   418,838  1,911,357
*   Forhouse Corp......................................... 1,902,635    895,227
#   Formosa Advanced Technologies Co., Ltd................   800,000    600,794
#*  Formosa Epitaxy, Inc.................................. 1,937,811  1,187,822
#   Formosa International Hotels Corp.....................   158,243  1,882,813
#   Formosa Oilseed Processing............................   625,567    441,543
    Formosa Optical Technology Co., Ltd...................   239,000    767,429
    Formosan Rubber Group, Inc............................ 2,028,000  1,939,473
    Formosan Union Chemical............................... 1,222,218    610,465
#   Fortune Electric Co., Ltd.............................   524,078    287,413
    Founding Construction & Development Co., Ltd..........   940,082    585,518
#   Foxlink Image Technology Co., Ltd.....................   619,000    426,688
*   Froch Enterprise Co., Ltd.............................   843,000    331,744
    FSP Technology, Inc...................................   855,887    860,711
    Fullerton Technology Co., Ltd.........................   527,600    442,851
#   Fulltech Fiber Glass Corp............................. 1,713,083    692,886
#   Fwusow Industry Co., Ltd..............................   750,186    436,261
#*  G Shank Enterprise Co., Ltd........................... 1,056,013    898,647
#*  G Tech Optoelectronics Corp........................... 1,058,000  1,245,752
    Gallant Precision Machining Co., Ltd..................   750,000    308,402
#*  Gamania Digital Entertainment Co., Ltd................   645,000    690,313
    GEM Terminal Industrial Co., Ltd......................    23,386     10,060
#*  Gemtek Technology Corp................................ 1,607,219  1,460,329
#   General Plastic Industrial Co., Ltd...................   154,553    180,549
#*  Genesis Photonics, Inc................................ 1,402,712  1,067,232
#*  Genius Electronic Optical Co., Ltd....................   319,427    992,094
#   GeoVision, Inc........................................   259,079  1,046,559
#*  Getac Technology Corp................................. 2,105,360  1,170,066
#*  Giantplus Technology Co., Ltd......................... 1,025,900    443,404
#   Giga Solution Tech Co., Ltd...........................   525,446    310,290
#   Gigabyte Technology Co., Ltd.......................... 2,532,800  3,480,367
#   Gigasolar Materials Corp..............................    87,400  1,626,073
#*  Gigastorage Corp...................................... 1,377,561  1,388,558
#*  Gintech Energy Corp................................... 1,880,936  1,710,841
*   Global Brands Manufacture, Ltd........................ 1,543,359    548,011
    Global Lighting Technologies, Inc.....................   295,000    416,982

                                     1857

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Global Mixed Mode Technology, Inc....................    381,000 $1,230,298
#   Global Unichip Corp..................................    398,000  1,121,998
*   Globe Union Industrial Corp..........................    893,944    504,423
#   Gloria Material Technology Corp......................  2,195,565  1,850,415
*   Glory Science Co., Ltd...............................    142,000    249,476
*   Glotech Industrial Corp..............................    465,000    134,474
#*  Gold Circuit Electronics, Ltd........................  2,165,227    732,337
*   Goldsun Development & Construction Co., Ltd..........  7,030,722  2,477,250
#   Good Will Instrument Co., Ltd........................    200,703    137,882
#   Gourmet Master Co., Ltd..............................    208,000  1,761,100
#   Grand Pacific Petrochemical..........................  5,777,000  3,376,940
    Grape King Bio, Ltd..................................    460,000  2,196,889
    Great China Metal Industry...........................    800,000    921,590
    Great Taipei Gas Co., Ltd............................  1,467,000  1,210,270
#*  Great Wall Enterprise Co., Ltd.......................  2,015,057  2,387,051
#*  Green Energy Technology, Inc.........................  1,327,457  1,112,977
#*  GTM Corp.............................................    679,000    485,278
    Hannstar Board Corp..................................  1,493,049    641,317
#*  HannStar Display Corp................................ 10,217,495  3,962,632
*   HannsTouch Solution, Inc.............................  3,934,130  1,121,175
*   Harvatek Corp........................................    811,623    630,764
#   Hey Song Corp........................................  1,556,750  1,688,981
#   Hi-Clearance, Inc....................................    117,000    359,925
#   Hiroca Holdings, Ltd.................................    208,448    896,090
*   HiTi Digital, Inc....................................    117,935     78,092
#   Hitron Technology, Inc...............................  1,041,213    613,731
*   Hiyes International Co., Ltd.........................      5,043      8,075
#   Ho Tung Chemical Corp................................  3,824,191  1,670,016
#*  Hocheng Corp.........................................  1,351,700    466,433
#*  Hold-Key Electric Wire & Cable Co., Ltd..............    205,908     67,162
    Holiday Entertainment Co., Ltd.......................    305,800    399,910
#   Holtek Semiconductor, Inc............................    829,000  1,611,069
#   Holy Stone Enterprise Co., Ltd.......................  1,036,728  1,645,452
*   Hong Ho Precision Textile Co., Ltd...................     40,000     42,206
    Hong TAI Electric Industrial.........................  1,201,000    425,759
    Hong YI Fiber Industry Co............................     75,652     28,801
    Horizon Securities Co., Ltd..........................  2,117,000    720,571
#*  Hota Industrial Manufacturing Co., Ltd...............    859,471  1,440,083
*   Howarm United Industries Co., Ltd....................    140,811    183,468
#   Hsin Kuang Steel Co., Ltd............................  1,317,443    808,890
#   Hsin Yung Chien Co., Ltd.............................    151,000    627,922
    Hsing TA Cement Co...................................    620,000    292,561
#   Hu Lane Associate, Inc...............................    267,866  1,048,289
    HUA ENG Wire & Cable.................................  2,359,565    875,993
*   Hua Yu Lien Development Co., Ltd.....................      3,701      5,612
#   Huaku Development Co., Ltd...........................  1,137,816  2,701,857
#   Huang Hsiang Construction Co.........................    568,800    742,690
#   Hung Ching Development & Construction Co., Ltd.......    449,000    242,297
    Hung Poo Real Estate Development Corp................  1,293,185  1,073,468
    Hung Sheng Construction, Ltd.........................  2,545,400  1,712,074
#   Huxen Corp...........................................    268,244    369,662
    Hwa Fong Rubber Co., Ltd.............................  1,466,010  1,128,784
*   Hwacom Systems, Inc..................................    443,000    352,561

                                     1858

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   I-Chiun Precision Industry Co., Ltd...................   924,313 $  720,690
#   I-Sheng Electric Wire & Cable Co., Ltd................   547,000    787,366
#   Ibase Technology, Inc.................................   433,719    857,090
    Ichia Technologies, Inc............................... 1,679,000  2,517,190
*   Ideal Bike Corp.......................................    95,000     50,246
#*  IEI Integration Corp..................................   950,565  1,756,281
#   ILI Technology Corp...................................   340,383    780,147
    Infortrend Technology, Inc............................ 1,075,163    622,464
*   Inotera Memories, Inc.................................   204,000    348,640
#*  Inpaq Technology Co., Ltd.............................   157,000    270,200
    Insyde Software Corp..................................   107,000    176,489
    ITE Technology, Inc...................................   656,095    773,992
#   ITEQ Corp............................................. 1,193,614  1,263,840
#*  J Touch Corp..........................................   626,000    497,906
*   Janfusun Fancyworld Corp..............................   823,564    159,720
*   Jenn Feng New Energy Co., Ltd.........................   286,000     86,083
#   Jentech Precision Industrial Co., Ltd.................   290,868    862,166
*   Jess-Link Products Co., Ltd...........................   792,900    896,326
    Jih Sun Financial Holdings Co., Ltd................... 4,011,142  1,209,168
#   Johnson Health Tech Co., Ltd..........................   462,331  1,207,269
    K Laser Technology, Inc...............................   616,000    360,242
#   Kang Na Hsiung Enterprise Co., Ltd....................   489,020    239,252
    Kao Hsing Chang Iron & Steel..........................   509,600    208,192
#   Kaori Heat Treatment Co., Ltd.........................   341,210    894,296
#   Kaulin Manufacturing Co., Ltd.........................   664,330    482,454
#   KD Holding Corp.......................................    78,000    453,129
#   KEE TAI Properties Co., Ltd........................... 1,903,473  1,200,509
#   Kenmec Mechanical Engineering Co., Ltd................   931,000    467,056
    Kerry TJ Logistics Co., Ltd........................... 1,609,000  2,132,276
    Keysheen Cayman Holdings Co., Ltd.....................     2,000      3,176
    King Slide Works Co., Ltd.............................   241,550  3,196,740
#   King Yuan Electronics Co., Ltd........................ 5,559,979  4,553,981
    King's Town Bank...................................... 4,036,701  4,082,980
*   King's Town Construction Co., Ltd.....................   929,210    744,123
#   Kingdom Construction Co............................... 1,646,000  1,589,305
#   Kinik Co..............................................   594,000  1,604,560
#   Kinko Optical Co., Ltd................................   747,000    692,253
#*  Kinpo Electronics..................................... 5,249,157  2,237,435
#   KMC Kuei Meng International, Inc......................   143,875    699,138
#   KS Terminals, Inc.....................................   449,482    644,580
#*  Kung Long Batteries Industrial Co., Ltd...............   308,000  1,108,235
    Kung Sing Engineering Corp............................ 1,578,000    686,277
#   Kuo Toong International Co., Ltd......................   801,000  1,305,066
#*  Kuoyang Construction Co., Ltd......................... 2,228,384  1,078,820
#*  Kwong Fong Industries................................. 1,305,760    827,705
    KYE Systems Corp...................................... 1,372,903    611,597
    L&K Engineering Co., Ltd..............................   623,048    533,368
    LAN FA Textile........................................   826,933    332,508
*   Laser Tek Taiwan Co., Ltd.............................    46,504     35,810
#   LCY Chemical Corp..................................... 1,265,383  1,048,985
    Leader Electronics, Inc...............................   690,000    306,640
#*  Leadtrend Technology Corp.............................   194,086    379,720
*   Lealea Enterprise Co., Ltd............................ 3,423,891  1,169,969

                                     1859

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Ledtech Electronics Corp.............................    449,000 $  286,752
    LEE CHI Enterprises Co., Ltd.........................    957,000    523,041
*   Lelon Electronics Corp...............................    333,000    478,786
#*  Leofoo Development Co................................  1,394,000    598,551
    LES Enphants Co., Ltd................................    981,754    637,847
#   Lextar Electronics Corp..............................  1,765,500  1,739,571
#*  Li Peng Enterprise Co., Ltd..........................  2,992,426  1,186,635
#*  Lian HWA Food Corp...................................    346,289    496,848
    Lien Hwa Industrial Corp.............................  2,668,676  1,927,546
    Lingsen Precision Industries, Ltd....................  1,886,506  1,124,290
#*  Lite-On Semiconductor Corp...........................  1,454,730  1,031,519
#   Long Bon International Co., Ltd......................  1,575,945  1,130,023
#   Long Chen Paper Co., Ltd.............................  2,214,709  1,160,384
#   Longwell Co..........................................    539,000    631,603
#   Lotes Co., Ltd.......................................    273,778  1,053,469
#   Lucky Cement Corp....................................    895,000    258,219
#   Lumax International Corp., Ltd.......................    448,769  1,053,201
#   Lung Yen Life Service Corp...........................    119,000    335,025
#   Macroblock, Inc......................................    141,000    339,757
#*  Macronix International............................... 18,362,481  4,732,842
    MacroWell OMG Digital Entertainment Co., Ltd.........     38,000    101,713
#*  Mag Layers Scientific-Technics Co., Ltd..............    139,337    170,155
#   Makalot Industrial Co., Ltd..........................    733,202  3,729,467
*   Makalot Industrial Co., Lts..........................     64,519    103,266
#   Marketech International Corp.........................    612,000    466,922
    Masterlink Securities Corp...........................  5,472,896  1,916,162
    Mayer Steel Pipe Corp................................    842,567    384,988
#   Maywufa Co., Ltd.....................................    170,322     85,685
#*  Meiloon Industrial Co................................    393,809    244,013
*   Mercuries & Associates, Ltd..........................  1,478,991    986,152
*   Mercuries Life Insurance Co., Ltd....................  1,557,000    955,574
    Merry Electronics Co., Ltd...........................  1,014,477  5,053,457
#   Micro-Star International Co., Ltd....................  3,332,075  5,105,924
#*  Microbio Co., Ltd....................................  1,664,607  1,760,013
#*  Microelectronics Technology, Inc.....................    739,019    458,563
#   Microlife Corp.......................................    220,600    518,983
#   MIN AIK Technology Co., Ltd..........................    674,316  3,943,849
#   Mirle Automation Corp................................    698,009    672,865
#   Mitac Holdings Corp..................................  2,729,000  2,293,262
*   Mosel Vitelic, Inc...................................  1,924,014    574,266
#   Motech Industries, Inc...............................  1,592,000  2,137,596
#   MPI Corp.............................................    320,000  1,001,501
#   Nak Sealing Technologies Corp........................    248,954  1,028,790
    Namchow Chemical Industrial Co., Ltd.................    760,000  1,733,691
#   Nan Kang Rubber Tire Co., Ltd........................  2,494,952  2,904,983
    Nan Ren Lake Leisure Amusement Co., Ltd..............    917,000    448,580
*   Nan Ya Printed Circuit Board Corp....................  1,197,000  1,855,214
    Nantex Industry Co., Ltd.............................  1,282,157    729,630
*   Nanya Technology Corp................................     58,000     15,346
#   National Petroleum Co., Ltd..........................    874,824    984,296
#   Neo Solar Power Corp.................................  3,146,187  3,097,775
#   Netronix, Inc........................................    319,000    709,426
*   New Asia Construction & Development Corp.............    732,835    199,831

                                     1860

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#   New Era Electronics Co., Ltd..........................   380,000 $  460,452
#   Newmax Technology Co., Ltd............................   413,009    635,839
#   Nexcom International Co., Ltd.........................   419,257    596,447
    Nichidenbo Corp.......................................   552,340    586,892
#   Nien Hsing Textile Co., Ltd........................... 1,210,436  1,085,562
*   Nishoku Technology, Inc...............................   133,000    218,062
#*  Nuvoton Technology Corp...............................   353,000    377,145
#*  O-TA Precision Industry Co., Ltd......................    17,000     11,240
#*  Ocean Plastics Co., Ltd...............................   812,200  1,143,014
#   OptoTech Corp......................................... 2,758,886  1,344,448
*   Orient Semiconductor Electronics, Ltd................. 2,708,000  1,269,382
#   Oriental Union Chemical Corp.......................... 2,859,267  2,856,486
#   Orise Technology Co., Ltd.............................   478,000    776,675
*   P-Two Industries, Inc.................................    49,000     23,735
*   Pacific Construction Co............................... 1,061,921    359,498
    Pacific Hospital Supply Co., Ltd......................   219,000    537,364
#*  Pan Jit International, Inc............................ 1,696,541    890,833
#   Pan-International Industrial Corp..................... 1,883,331  1,383,535
#   Parade Technologies, Ltd..............................   204,401  2,580,828
#   Paragon Technologies Co., Ltd.........................   371,246    810,730
    PChome Online, Inc....................................   262,000  2,695,498
#   Phihong Technology Co., Ltd........................... 1,266,901    865,035
#   Phison Electronics Corp...............................   136,000    996,579
#   Phoenix Tours International, Inc......................   273,000    445,541
*   Phytohealth Corp......................................    50,929     65,327
#*  Pixart Imaging, Inc...................................   666,150  1,889,490
*   Plotech Co., Ltd......................................   115,000     47,233
#   Polytronics Technology Corp...........................   280,027    674,344
    Portwell, Inc.........................................   457,000    537,805
#   Posiflex Technology, Inc..............................   165,374  1,002,270
*   Potrans Electrical Corp...............................   228,000         --
    Power Mate Technology Co., Ltd........................    90,000    186,579
#*  Power Quotient International Co., Ltd.................   836,600    450,641
*   Powercom Co., Ltd.....................................   867,140    197,301
#*  Powertech Industrial Co., Ltd.........................   367,000    269,870
#   Poya Co., Ltd.........................................   257,065  1,493,564
    President Securities Corp............................. 3,898,488  2,208,789
#   Prime Electronics Satellitics, Inc....................   687,822    391,358
#*  Prince Housing & Development Corp..................... 5,912,276  2,642,322
*   Princeton Technology Corp.............................   709,000    323,197
*   Prodisc Technology, Inc............................... 1,707,199         --
#   Promate Electronic Co., Ltd...........................   732,000    894,067
#   Promise Technology, Inc...............................   686,286    893,841
*   Protop Technology Co., Ltd............................   192,000         --
#*  Qisda Corp............................................ 8,204,900  4,047,027
#   Qualipoly Chemical Corp...............................   275,000    206,948
#   Quanta Storage, Inc...................................   723,000    860,588
#*  Quintain Steel Co., Ltd............................... 1,777,824    391,763
#   Radium Life Tech Co., Ltd............................. 3,441,235  2,473,545
#   Ralec Electronic Corp.................................   154,209    286,814
    Realtek Semiconductor Corp............................         1          3
#   Rechi Precision Co., Ltd.............................. 1,364,181  1,415,148
#   Rexon Industrial Corp., Ltd...........................    94,392     32,247

                                     1861

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#   Rich Development Co., Ltd............................  2,669,036 $1,174,776
#   Richtek Technology Corp..............................    654,000  3,772,688
#*  Ritek Corp........................................... 13,129,387  1,968,110
*   Rotam Global Agrosciences, Ltd.......................    196,000    463,523
    Ruentex Engineering & Construction Co................    145,000    287,514
#*  Run Long Construction Co., Ltd.......................    380,000    369,897
*   Sainfoin Technology Corp.............................    131,260         --
*   Sampo Corp...........................................  2,833,327  1,171,868
    San Fang Chemical Industry Co., Ltd..................    681,480    658,192
#   San Shing Fastech Corp...............................    305,040    893,069
    Sanyang Industry Co., Ltd............................  2,947,628  2,845,725
#   SCI Pharmtech, Inc...................................    146,091    347,718
#   Scientech Corp.......................................    195,000    373,419
#   SDI Corp.............................................    601,000    786,739
*   Sea Sonic Electronics Co., Ltd.......................    175,000    379,199
#   Senao International Co., Ltd.........................    445,541    978,202
    Sercomm Corp.........................................    839,000  1,934,766
#   Sesoda Corp..........................................    726,822  1,005,277
    Shan-Loong Transportation Co., Ltd...................     29,000     25,334
#   Sheng Yu Steel Co., Ltd..............................    605,980    465,008
    ShenMao Technology, Inc..............................    441,891    512,609
#   Shih Her Technologies, Inc...........................    193,000    429,500
*   Shih Wei Navigation Co., Ltd.........................  1,083,183    740,564
    Shihlin Electric & Engineering Corp..................  1,346,000  1,791,294
*   Shihlin Paper Corp...................................    494,000    748,841
*   Shin Hai Gas Corp....................................      1,113      1,745
    Shin Zu Shing Co., Ltd...............................    694,144  1,766,498
*   Shining Building Business Co., Ltd...................  1,348,770  1,219,022
#   Shinkong Insurance Co., Ltd..........................  1,052,131    867,687
#*  Shinkong Synthetic Fibers Corp.......................  7,363,395  2,724,559
    Shinkong Textile Co., Ltd............................  1,068,542  1,435,672
#   Shiny Chemical Industrial Co., Ltd...................    273,032    460,351
#   Shuttle, Inc.........................................  1,494,152    523,167
    Sigurd Microelectronics Corp.........................  1,698,974  1,807,118
#*  Silicon Integrated Systems Corp......................  2,908,820  1,041,203
#*  Silicon Power Computer & Communications, Inc.........    250,000    337,143
#   Silitech Technology Corp.............................    708,774    756,677
#   Sinbon Electronics Co., Ltd..........................    945,000  1,493,409
    Sincere Navigation Corp..............................  1,586,786  1,454,817
    Singatron Enterprise Co., Ltd........................    437,000    221,625
#   Sinkang Industries Co., Ltd..........................    153,521     60,772
#   Sinmag Equipment Corp................................    163,810    939,367
#   Sino-American Silicon Products, Inc..................  2,409,000  4,125,616
#   Sinon Corp...........................................  1,748,510  1,056,232
#   Sinphar Pharmaceutical Co., Ltd......................    572,588    944,069
#   Sinyi Realty Co......................................  1,030,028  1,336,932
#   Sirtec International Co., Ltd........................    621,000  1,373,437
    Sitronix Technology Corp.............................    536,879  1,121,616
    Siward Crystal Technology Co., Ltd...................    742,000    486,784
#*  Soft-World International Corp........................    550,000  1,672,695
#   Solar Applied Materials Technology Co................  1,603,581  1,490,445
#*  Solartech Energy Corp................................  1,792,616  1,307,928
    Solomon Technology Corp..............................    142,723     81,794

                                     1862

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
#*  Solytech Enterprise Corp..............................   974,000 $  338,230
    Sonix Technology Co., Ltd.............................   806,000  1,382,676
    Southeast Cement Co., Ltd............................. 1,053,700    573,404
    Spirox Corp...........................................    66,000     40,947
#   Sporton International, Inc............................   275,829  1,318,996
    St Shine Optical Co., Ltd.............................   177,000  3,682,813
    Standard Chemical & Pharmaceutical Co., Ltd...........   493,571    688,027
    Stark Technology, Inc.................................   598,860    546,818
#   Sunonwealth Electric Machine Industry Co., Ltd........   662,487    471,351
#*  Sunplus Technology Co., Ltd........................... 1,808,000    782,219
*   Sunrex Technology Corp................................   914,736    443,879
#   Sunspring Metal Corp..................................   431,000    796,307
#   Super Dragon Technology Co., Ltd......................   159,382    113,116
#   Supreme Electronics Co., Ltd..........................   982,579    591,391
#   Swancor Ind Co., Ltd..................................   211,000    730,041
*   Sweeten Construction Co., Ltd.........................   577,206    394,522
#   Syncmold Enterprise Corp..............................   525,000  1,212,762
#   Sysage Technology Co., Ltd............................   388,080    446,346
    Systex Corp...........................................   242,388    406,851
    T-Mac Techvest PCB Co., Ltd...........................   492,000    297,325
#   TA Chen Stainless Pipe................................ 2,808,248  1,834,758
*   Ta Chong Bank, Ltd.................................... 8,810,528  2,831,461
#   Ta Chong Securities Co., Ltd..........................   870,000    350,059
#*  Ta Ya Electric Wire & Cable........................... 2,704,306    658,998
#   Ta Yih Industrial Co., Ltd............................   194,000    485,866
#   TA-I Technology Co., Ltd..............................   811,972    500,059
*   Tah Hsin Industrial Co., Ltd..........................   474,000    450,347
    TAI Roun Products Co., Ltd............................   239,000     83,409
#   Tai Tung Communication Co., Ltd.......................   123,727    213,033
*   Taichung Commercial Bank.............................. 9,445,069  3,419,659
#   TaiDoc Technology Corp................................   184,000    630,084
#   Taiflex Scientific Co., Ltd...........................   865,000  1,484,264
#   Taimide Tech, Inc.....................................   446,000    610,444
#   Tainan Enterprises Co., Ltd...........................   661,370    658,990
#   Tainan Spinning Co., Ltd.............................. 4,952,172  3,252,801
#*  Taisun Enterprise Co., Ltd............................ 1,425,428    679,219
#*  Taita Chemical Co., Ltd...............................   987,951    364,761
#   Taiwan Acceptance Corp................................   390,480  1,052,476
#   Taiwan Calsonic Co., Ltd..............................    33,000     29,207
#   Taiwan Chinsan Electronic Industrial Co., Ltd.........   378,000    672,558
#   Taiwan Cogeneration Corp.............................. 1,625,566  1,120,248
    Taiwan Fire & Marine Insurance Co., Ltd............... 1,055,338    810,470
*   Taiwan Flourescent Lamp Co., Ltd......................   176,000         --
#   Taiwan FU Hsing Industrial Co., Ltd...................   670,000    646,533
#   Taiwan Hon Chuan Enterprise Co., Ltd.................. 1,216,814  2,525,631
#*  Taiwan Hopax Chemicals Manufacturing Co., Ltd.........   795,120    715,579
*   Taiwan Kolin Co., Ltd................................. 1,356,000         --
*   Taiwan Land Development Corp.......................... 3,424,798  1,366,226
#*  Taiwan Life Insurance Co., Ltd........................ 1,897,586  1,370,411
#*  Taiwan Line Tek Electronic............................   404,529    433,684
    Taiwan Mask Corp...................................... 1,038,412    356,489
    Taiwan Navigation Co., Ltd............................   714,777    522,020
#   Taiwan Paiho, Ltd..................................... 1,274,287  1,675,164

                                     1863

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Taiwan PCB Techvest Co., Ltd.........................  1,239,238 $1,763,448
#*  Taiwan Prosperity Chemical Corp......................    637,000    614,455
#*  Taiwan Pulp & Paper Corp.............................  1,940,980    906,398
#   Taiwan Sakura Corp...................................  1,398,003  1,058,589
    Taiwan Sanyo Electric Co., Ltd.......................    458,400    536,756
#   Taiwan Secom Co., Ltd................................  1,069,332  2,871,775
    Taiwan Semiconductor Co., Ltd........................  1,215,000  1,433,052
    Taiwan Sogo Shin Kong SEC............................  1,096,278  1,542,840
#*  Taiwan Styrene Monomer...............................  2,424,961  1,414,240
    Taiwan Surface Mounting Technology Co., Ltd..........  1,237,132  1,806,295
#   Taiwan TEA Corp......................................  3,185,897  2,213,365
#   Taiwan Union Technology Corp.........................    971,000    923,949
#   Taiyen Biotech Co., Ltd..............................    757,883    689,460
*   Tang Eng Iron Works Co., Ltd.........................     60,000     72,405
*   Tatung Co., Ltd...................................... 10,752,015  3,527,177
#   Te Chang Construction Co., Ltd.......................    412,482    382,943
*   Tecom Co., Ltd.......................................    108,114     14,081
#*  Tekcore Co., Ltd.....................................    360,000    163,872
    Ten Ren Tea Co., Ltd.................................    187,980    316,745
    Test Research, Inc...................................    757,821  1,267,846
    Test-Rite International Co., Ltd.....................  1,680,495  1,161,734
    Tex-Ray Industrial Co., Ltd..........................    275,000    123,485
#   ThaiLin Semiconductor Corp...........................    226,000    162,328
#   Thinking Electronic Industrial Co., Ltd..............    403,204    652,127
#*  Thye Ming Industrial Co., Ltd........................    873,669  1,186,418
    Ton Yi Industrial Corp...............................  1,338,644  1,240,559
#   Tong Hsing Electronic Industries, Ltd................    625,963  3,253,743
    Tong Yang Industry Co., Ltd..........................  1,818,741  2,238,793
    Tong-Tai Machine & Tool Co., Ltd.....................    932,599  1,044,456
*   Topco Scientific Co., Ltd............................    712,572  1,463,814
#   Topco Technologies Corp..............................    121,000    291,061
#   Topoint Technology Co., Ltd..........................    725,776    745,033
#   Toung Loong Textile Manufacturing....................    373,000  1,110,374
#*  Trade-Van Information Services Co....................    239,000    215,711
#   Transasia Airways Corp...............................    608,000    229,200
    Tripod Technology Corp...............................  1,130,000  2,139,379
#   Tsann Kuen Enterprise Co., Ltd.......................    514,686    668,663
#   TSC Auto ID Technology Co., Ltd......................     72,000    735,966
#   TSRC Corp............................................    319,200    472,012
#   Ttet Union Corp......................................    270,000    673,862
    TTFB Co., Ltd........................................     34,000    348,166
    TTY Biopharm Co., Ltd................................    851,902  2,298,519
    Tung Ho Steel Enterprise Corp........................  4,120,000  3,605,681
#   Tung Ho Textile Co., Ltd.............................    598,000    179,527
#*  Tung Thih Electronic Co., Ltd........................    298,600  1,056,487
#   TURVO International Co., Ltd.........................    133,400    569,640
    TXC Corp.............................................  1,349,053  1,935,616
*   TYC Brother Industrial Co., Ltd......................    815,980    534,877
#*  Tycoons Group Enterprise.............................  2,555,182    528,652
*   Tyntek Corp..........................................  1,638,393    541,852
    TZE Shin International Co., Ltd......................    275,425     93,770
#   Ubright Optronics Corp...............................    178,500    386,307
*   Unic Technology Corp.................................     72,723     27,254

                                     1864

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
#*  Union Bank Of Taiwan.................................  4,654,707 $1,640,231
*   Union Insurance Co., Ltd.............................     21,000     18,751
#   Unitech Computer Co., Ltd............................    500,804    276,650
#   Unitech Printed Circuit Board Corp...................  2,859,370  1,152,004
#   United Integrated Services Co., Ltd..................  1,140,439  1,084,610
#*  Unity Opto Technology Co., Ltd.......................  1,413,500  1,593,775
#   Universal Cement Corp................................  1,781,114  1,726,721
*   Unizyx Holding Corp..................................  1,999,430  1,643,923
*   UPC Technology Corp..................................  3,551,447  1,548,568
#   Userjoy Technology Co., Ltd..........................     74,000    144,240
#   USI Corp.............................................  3,932,734  2,502,143
*   Ve Wong Corp.........................................    503,696    422,603
#   Viking Tech Corp.....................................    392,815    318,939
    Visual Photonics Epitaxy Co., Ltd....................  1,151,696  1,139,656
#   Vivotek, Inc.........................................    283,225  1,123,130
#*  Wafer Works Corp.....................................  1,756,580    821,149
#   Wah Hong Industrial Corp.............................    331,021    416,204
#   Wah Lee Industrial Corp..............................    819,000  1,572,708
*   Walsin Lihwa Corp....................................  4,298,000  1,598,442
#*  Walsin Technology Corp...............................  2,624,873    970,622
#   Walton Advanced Engineering, Inc.....................  1,443,197    620,551
    Wan Hai Lines, Ltd...................................  2,105,000  1,103,403
*   WAN HWA Enterprise Co................................    633,992    339,876
    Waterland Financial Holdings Co., Ltd................  5,334,504  1,710,920
    Ways Technical Corp., Ltd............................    295,000    385,181
*   WEI Chih Steel Industrial Co., Ltd...................    433,000     67,539
#   Wei Chuan Foods Corp.................................  1,836,000  2,932,742
#*  Wei Mon Industry Co., Ltd............................  1,767,282    497,938
#   Weikeng Industrial Co., Ltd..........................  1,037,100    814,978
#   Well Shin Technology Co., Ltd........................    328,000    601,760
*   Weltrend Semiconductor...............................          1          1
    Wha Yu Industrial Co., Ltd...........................    108,000     58,157
#   Win Semiconductors Corp..............................  2,928,000  2,569,852
*   Winbond Electronics Corp............................. 12,634,138  4,552,085
#*  Wintek Corp..........................................  8,975,000  3,363,296
#   Wisdom Marine Lines Co., Ltd.........................    832,403    963,676
#   Wistron NeWeb Corp...................................  1,133,021  3,059,424
    WT Microelectronics Co., Ltd.........................  1,599,024  2,169,217
    WUS Printed Circuit Co., Ltd.........................  1,582,000    778,602
#   X-Legend Entertainment Co., Ltd......................     69,500    528,110
#   XAC Automation Corp..................................    312,000    372,429
#   Xxentria Technology Materials Corp...................    587,000  1,466,985
#   Yageo Corp...........................................  7,108,200  4,795,601
*   Yang Ming Marine Transport Corp......................  1,209,000    500,425
#   YC Co., Ltd..........................................  1,947,642  1,377,637
#   YC INOX Co., Ltd.....................................  1,562,171  1,490,878
#   YeaShin International Development Co., Ltd...........    979,144    624,368
*   Yeong Guan Energy Group..............................      6,280      5,131
#   Yeong Guan Energy Technology Group Co., Ltd..........    176,000    824,844
    YFY, Inc.............................................  6,150,212  2,873,822
#   Yi Jinn Industrial Co., Ltd..........................    735,312    207,078
*   Yieh Phui Enterprise Co., Ltd........................  5,023,338  1,625,993
#   Yonyu Plastics Co., Ltd..............................    264,000    301,294

                                     1865

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#*  Young Fast Optoelectronics Co., Ltd................    696,872 $    642,757
#   Young Optics, Inc..................................    303,111      651,993
#*  Youngtek Electronics Corp..........................    495,245    1,038,544
    Yufo Electronics Co., Ltd..........................     98,000       59,822
*   Yung Chi Paint & Varnish Manufacturing Co., Ltd....    333,869      928,456
#   Yungshin Construction & Development Co.............    151,000      338,255
    YungShin Global Holding Corp.......................    800,300    1,542,570
#   Yungtay Engineering Co., Ltd.......................  1,597,000    4,070,424
#   Zeng Hsing Industrial Co., Ltd.....................    259,107    1,360,659
    Zenitron Corp......................................    969,000      578,243
#   Zig Sheng Industrial Co., Ltd......................  2,268,732      691,237
#   Zinwell Corp.......................................  1,454,586    1,434,958
#   Zippy Technology Corp..............................    581,948      928,684
#   ZongTai Real Estate Development Co., Ltd...........    396,090      269,511
                                                                   ------------
TOTAL TAIWAN...........................................             698,310,449
                                                                   ------------
THAILAND -- (3.8%)
    AAPICO Hitech PCL..................................    964,380      477,535
    Aeon Thana Sinsap Thailand PCL.....................    142,500      461,538
*   AJ Plast PCL.......................................  1,601,288      493,701
    Amarin Printing & Publishing PCL...................     77,660       32,651
    Amata Corp. PCL....................................  5,111,800    2,690,421
    AP Thailand PCL.................................... 11,253,560    2,383,189
*   Apex Development PCL...............................      3,536           --
    Asia Green Energy PCL..............................  1,711,270      123,642
    Asia Plus Securities PCL........................... 10,379,800    1,208,983
    Asian Insulators PCL...............................  2,273,500      863,803
    Bangchak Petroleum PCL (The).......................  4,817,500    4,313,395
    Bangkok Aviation Fuel Services PCL.................  1,418,717    1,568,497
    Bangkok Chain Hospital PCL.........................  8,664,937    2,469,143
    Bangkok Expressway PCL.............................  2,873,100    3,333,011
    Bangkok Insurance PCL..............................    180,181    1,975,201
    Bangkok Land PCL................................... 81,318,070    5,267,567
    Bangkok Life Assurance PCL.........................    732,000    2,120,087
*   Bangkok Metro PCL..................................  4,239,819      204,663
*   Bangkok Rubber PCL.................................     14,600           --
    Bumrungrad Hospital PCL............................    802,200    3,010,436
    Cal-Comp Electronics Thailand PCL.................. 13,593,216    1,295,398
*   Central Paper Industry P.L.C.......................         20           --
    Central Plaza Hotel PCL............................  4,356,900    5,190,016
    CH Karnchang PCL...................................  5,932,905    4,619,204
    Charoong Thai Wire & Cable PCL.....................  1,317,400      422,585
    Christiani & Nielsen Thai..........................  1,037,000      187,312
    Country Group Securities PCL.......................  6,720,500      267,899
    CS Loxinfo PCL.....................................  1,759,200      558,824
    Delta Electronics Thailand PCL.....................  2,201,300    4,250,408
    Demco PCL..........................................  1,969,700      604,221
    Dhipaya Insurance PCL..............................    709,900      934,079
    Diamond Building Products PCL......................  3,074,800      588,914
    DSG International Thailand PCL.....................  4,018,840    1,051,332
    Dynasty Ceramic PCL................................  1,353,400    2,571,081
    Eastern Water Resources Development and Management
      PCL..............................................  4,333,100    1,484,401
    Electricity Generating PCL.........................     98,400      447,412

                                     1866

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
THAILAND -- (Continued)
    Erawan Group PCL (The)..............................  11,173,270 $1,614,574
*   Esso Thailand PCL...................................  12,141,400  2,249,808
*   G J Steel PCL....................................... 130,617,600    183,052
*   G Steel PCL.........................................  27,015,300     94,650
    GFPT PCL............................................   4,603,000  2,178,935
*   GMM Grammy PCL......................................   1,640,660    797,082
*   Golden Land Property Development PCL................   2,715,300    845,624
    Grand Canal Land PCL................................   2,615,400    268,789
    Hana Microelectronics PCL...........................   2,487,496  2,866,314
    Hemaraj Land and Development PCL....................  33,959,700  3,891,987
    ICC International PCL...............................     204,600    256,467
*   Italian-Thai Development PCL........................  19,673,827  3,186,045
*   ITV PCL.............................................   2,785,600         --
    Jay Mart PCL........................................   1,655,125    664,937
    Jubilee Enterprise PCL..............................     159,300    147,592
    Kang Yong Electric PCL..............................      27,200    232,949
    KCE Electronics PCL.................................   1,786,218  2,308,566
    KGI Securities Thailand PCL.........................   9,781,400    962,604
    Khon Kaen Sugar Industry PCL........................   4,863,800  2,014,592
    Kiatnakin Bank PCL..................................   3,023,300  3,789,717
    Laguna Resorts & Hotels PCL.........................     197,000    199,393
    Lanna Resources PCL.................................   1,894,350    802,341
    LH Financial Group PCL..............................  27,662,484  1,395,616
    Loxley PCL..........................................   7,850,565  1,002,408
    LPN Development PCL(B00PXK5)........................     411,500    281,937
    LPN Development PCL(B00Q643)........................   4,549,000  3,116,724
    Major Cineplex Group PCL............................   3,105,500  1,914,946
    Maybank Kim Eng Securities Thailand PCL.............     516,300    360,172
    MBK PCL.............................................   5,547,000  2,763,999
    MCOT PCL............................................   2,352,600  1,886,623
    Modernform Group PCL................................     413,900    128,256
    Muang Thai Insurance PCL............................      50,488    250,003
    Muramoto Electron Thailand PCL......................      14,000     92,432
    Nation Multimedia Group PCL.........................  14,377,900    586,579
*   Natural Park PCL....................................  51,018,000    111,220
    Nava Nakorn PCL.....................................   1,715,500    107,920
    Noble Development PCL...............................     621,200    205,068
    Polyplex Thailand PCL...............................   2,300,700    709,341
    Precious Shipping PCL...............................   3,208,300  2,387,990
    Premier Marketing PCL...............................     977,500    316,599
    President Rice Products PCL.........................       3,375      4,782
*   Property Perfect PCL................................  21,874,700    790,241
    Pruksa Real Estate PCL..............................   6,796,500  7,090,712
    Quality Houses PCL..................................  33,698,108  4,134,866
*   Raimon Land PCL.....................................  21,994,800  1,308,317
*   Regional Container Lines PCL........................   2,341,500    557,847
    Rojana Industrial Park PCL..........................   5,372,000  1,288,209
    RS PCL..............................................   3,358,700    774,039
    Saha Pathana Inter-Holding PCL......................     680,300    529,664
    Saha-Union PCL......................................     746,600  1,023,058
*   Sahaviriya Steel Industries PCL.....................  88,960,400  1,080,491
    Samart Corp. PCL....................................   3,498,300  2,473,105
    Samart I-Mobile PCL.................................  12,701,000  1,344,858

                                     1867

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
    Samart Telcoms PCL...................................  2,212,100 $1,019,591
    Sansiri PCL.......................................... 33,810,908  2,127,002
    SC Asset Corp PCL.................................... 14,046,225  1,662,275
    Siam Future Development PCL..........................  7,221,961  1,338,233
    Siam Global House PCL................................  4,788,680  1,908,910
    Siamgas & Petrochemicals PCL.........................  2,832,300  1,393,657
    Sino-Thai Engineering & Construction PCL.............  5,251,500  3,892,423
    SNC Former PCL.......................................    869,400    498,192
    Somboon Advance Technology PCL.......................  1,715,637    945,711
*   SPCG PCL.............................................  2,848,000  2,199,639
    Sri Ayudhya Capital PCL..............................     27,000     31,112
    Sri Trang Agro-Industry PCL..........................  4,616,690  2,027,260
    Sriracha Construction PCL............................    492,900    521,912
    Srithai Superware PCL................................ 11,135,000    832,264
    STP & I PCL..........................................  5,087,440  3,105,382
    Supalai PCL..........................................  5,976,633  4,467,119
    Susco PCL............................................    849,100     78,273
    SVI PCL..............................................  8,178,900  1,095,275
    Symphony Communication PCL...........................    601,200    308,932
*   Tata Steel Thailand PCL.............................. 18,704,100    495,126
*   Thai Agro Energy PCL.................................    378,870     50,028
*   Thai Airways International PCL(6888868)..............  6,713,400  3,282,478
*   Thai Airways International PCL(6364971)..............    141,400     69,137
*   Thai Carbon Black PCL................................    504,600    377,154
    Thai Central Chemical PCL............................    194,300    178,507
    Thai Factory Development PCL.........................    535,680    101,764
    Thai Metal Trade PCL.................................    629,300    209,701
    Thai Rayon PCL.......................................      9,400      9,880
*   Thai Reinsurance PCL.................................    592,900     64,626
    Thai Rung Union Car PCL..............................    786,120    140,772
    Thai Stanley Electric PCL............................    206,600  1,428,377
    Thai Steel Cable PCL.................................      3,400      1,684
    Thai Vegetable Oil PCL...............................  2,939,475  2,050,584
    Thai Wacoal PCL......................................     78,000    120,243
    Thai-German Ceramic Industry PCL.....................  3,855,000    379,377
    Thaicom PCL..........................................  3,837,200  4,242,311
    Thanachart Capital PCL...............................  4,752,800  5,254,575
    Thitikorn PCL........................................    742,400    235,829
*   Thoresen Thai Agencies PCL...........................  4,868,396  2,986,839
    Ticon Industrial Connection PCL......................  5,824,184  3,174,189
    Tipco Asphalt PCL....................................    684,790  1,290,246
*   TIPCO Foods PCL......................................  1,278,482    308,572
    Tisco Financial Group PCL(B3KFW10)...................    677,900    876,140
    Tisco Financial Group PCL(B3KFW76)...................  2,247,400  2,904,612
    Toyo-Thai Corp. PCL(B5ML0B6).........................    411,928    429,760
    Toyo-Thai Corp. PCL(B5ML0D8).........................  1,350,871  1,409,348
    TPI Polene PCL.......................................  7,578,660  3,422,316
    TTW PCL.............................................. 13,650,100  5,101,252
    Union Mosaic Industry PCL (The)......................  1,714,500    400,459
    Unique Engineering & Construction PCL................  3,441,400  1,044,960
    Univanich Palm Oil PCL...............................    939,000    315,827
    Univentures PCL......................................  7,086,000  2,008,178
*   Vanachai Group PCL...................................  3,287,866    511,969

                                     1868

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
THAILAND -- (Continued)
    Vibhavadi Medical Center PCL....................... 4,111,920 $  2,100,140
    Vinythai PCL....................................... 2,792,934      930,688
*   Workpoint Entertainment PCL........................   839,900      752,013
                                                                  ------------
TOTAL THAILAND.........................................            205,157,412
                                                                  ------------
TURKEY -- (2.5%)
#*  Adana Cimento Sanayii TAS Class A..................   507,598    1,107,475
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............    22,672      571,919
#*  Adese Alisveris Merkezleri Ticaret A.S.............   110,463    1,031,007
    Akcansa Cimento A.S................................   429,680    2,651,025
#*  Akenerji Elektrik Uretim A.S....................... 1,914,223    1,043,740
#   Akfen Holding A.S..................................   885,501    2,026,145
*   AKIS Gayrimenkul Yatirimi A.S......................    52,982       52,735
    Aksa Akrilik Kimya Sanayii.........................   843,653    3,028,128
    Aksigorta A.S......................................   995,287    1,354,433
*   Aktas Elektrik Ticaret A.S.........................       370           --
    Alarko Holding A.S.................................   682,424    1,499,900
    Albaraka Turk Katilim Bankasi A.S.................. 2,591,157    2,098,175
    Alkim Alkali Kimya A.S.............................     6,300       47,281
*   Anadolu Anonim Tuerk Sigorta Sirketi............... 1,936,423    1,298,186
#   Anadolu Cam Sanayii A.S............................ 1,148,378      959,566
#   Anadolu Hayat Emeklilik A.S........................   800,433    1,895,670
#   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......   105,289    1,017,935
*   Asya Katilim Bankasi A.S........................... 5,934,410    3,350,120
    Aygaz A.S..........................................   124,525      532,535
#*  Bagfas Bandirma Gubre Fabrik.......................    54,144    1,324,173
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA..........   297,934      340,086
    Baticim Bati Anadolu Cimento Sanayii A.S...........   285,680      951,903
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..   885,060      896,331
#   Bizim Toptan Satis Magazalari A.S..................   181,001    1,589,718
*   Bolu Cimento Sanayii A.S...........................   514,692      937,517
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   511,465    1,633,715
#*  Bosch Fren Sistemleri..............................       989       60,389
*   Boyner Buyuk Magazacilik...........................   107,290      270,358
*   Boyner Perakende Ve Tekstil Yatirimlari AS.........   110,344    2,706,602
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   457,826    1,527,870
    Bursa Cimento Fabrikasi A.S........................   229,830      603,571
*   Celebi Hava Servisi A.S............................    45,555      516,968
    Cimsa Cimento Sanayi VE Tica.......................   505,224    3,459,728
#*  Deva Holding A.S...................................   683,187      633,167
*   Dogan Sirketler Grubu Holding A.S.................. 6,403,075    2,410,987
#*  Dogan Yayin Holding A.S............................ 4,683,342    1,069,289
    Dogus Otomotiv Servis ve Ticaret A.S...............   595,613    2,326,457
#*  Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.........   541,645      446,058
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   265,518      551,373
#   Eczacibasi Yatirim Holding Ortakligi A.S...........   354,065      867,183
    EGE Seramik Sanayi ve Ticaret A.S..................   822,424    1,292,119
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................. 1,950,686    1,973,791
#*  Fenerbahce Futbol A.S..............................    84,383    1,327,962
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.    81,766      825,047
    Gentas Genel Metal Sanayi ve Ticaret A.S...........   647,218      563,892
*   Global Yatirim Holding A.S......................... 2,051,887    1,450,853
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....     8,540           --

                                     1869

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    62,751 $1,713,157
    Goodyear Lastikleri TAS...............................    37,464  1,477,602
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S......... 1,114,071  1,555,228
#*  GSD Holding........................................... 2,604,393  1,584,810
#   Gubre Fabrikalari TAS.................................   900,985  1,851,080
*   Gunes Sigorta.........................................   330,927    332,635
#*  Hurriyet Gazetecilik A.S.............................. 1,277,435    392,505
#*  Ihlas Holding A.S..................................... 7,530,182  1,295,189
#*  Ihlas Madencilik A.S..................................   148,484    129,376
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S.........................................    82,829    184,118
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............ 1,329,455  1,546,760
    Is Finansal Kiralama A.S.............................. 1,034,680    472,603
    Is Yatirim Menkul Degerler A.S. Class A...............   272,347    160,260
#*  Izmir Demir Celik Sanayi A.S..........................   819,232  1,054,856
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................. 1,448,775  2,052,650
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.............................................   692,748    983,651
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................. 6,197,721  6,695,037
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S................ 1,639,695    952,667
#   Kartonsan Karton Sanayi ve Ticaret A.S................    12,685  1,442,615
#*  Kerevitas Gida Sanayi ve Ticaret A.S..................     5,801    100,260
    Konya Cimento Sanayii A.S.............................     8,645  1,078,184
*   Koza Anadolu Metal Madencilik Isletmeleri A.S......... 1,427,863  1,682,248
*   Mardin Cimento Sanayii ve Ticaret A.S.................   288,609    700,438
#*  Marshall Boya ve Vernik...............................    37,108    611,383
*   Menderes Tekstil Sanayi ve Ticaret A.S................   249,561    100,050
#*  Metro Ticari ve Mali Yatirimlar Holding A.S........... 2,278,836    733,835
#*  Migros Ticaret A.S....................................    99,028    883,491
#*  Milpa.................................................   134,673     65,209
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S........   149,549     75,311
*   Mudurnu Tavukculuk A.S................................     1,740         --
*   Nergis Holding A.S....................................     1,784         --
#*  NET Holding A.S....................................... 1,444,578  1,765,357
#*  Netas Telekomunikasyon A.S............................   216,273    661,655
    Nuh Cimento Sanayi A.S................................   339,327  1,512,017
    Otokar Otomotiv Ve Savunma Sanayi A.S.................   107,742  2,901,727
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
       A.S................................................   618,340  1,284,108
#   Petkim Petrokimya Holding A.S......................... 3,566,431  5,671,513
    Pinar Entegre Et ve Un Sanayi A.S.....................   139,619    591,571
    Pinar SUT Mamulleri Sanayii A.S.......................   132,554  1,155,644
*   Raks Elektronik Sanayi ve Ticaret A.S.................     2,730         --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S....   356,531    507,055
#*  Sasa Polyester Sanayi A.S.............................   756,712    444,394
#*  Sekerbank TAS......................................... 3,190,761  2,799,815
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............. 1,294,214  1,359,681
    Soda Sanayii A.S...................................... 1,412,501  2,507,209
*   Tat Gida Sanayi A.S...................................   729,258    899,556
#*  Tekfen Holding A.S.................................... 1,393,413  3,231,457
    Teknosa Ic Ve Dis Ticaret A.S.........................   201,012  1,116,039
#*  Tekstil Bankasi A.S................................... 1,337,315  1,215,408
    Tofas Turk Otomobil Fabrikasi A.S.....................         1          6
#   Trakya Cam Sanayi A.S................................. 2,696,210  3,417,653
#   Turcas Petrol A.S.....................................   685,172    800,916
    Turk Traktor ve Ziraat Makineleri A.S.................   104,899  3,685,166

                                     1870

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
TURKEY -- (Continued)
    Turkiye Sinai Kalkinma Bankasi A.S...............  7,582,370 $    6,733,030
    Ulker Biskuvi Sanayi A.S.........................         --              3
    Vestel Beyaz Esya Sanayi ve Ticaret A.S..........    304,308      1,000,289
*   Vestel Elektronik Sanayi ve Ticaret A.S..........  1,090,031      1,953,849
#*  Zorlu Enerji Elektrik Uretim A.S.................  1,738,991        948,386
                                                                 --------------
TOTAL TURKEY.........................................               138,193,794
                                                                 --------------
UNITED STATES -- (0.0%)
*   Bizlink Holding Rights...........................      7,725          2,524
                                                                 --------------
TOTAL COMMON STOCKS..................................             4,769,730,535
                                                                 --------------
PREFERRED STOCKS -- (1.0%)
BRAZIL -- (0.9%)
    AES Tiete SA.....................................     92,100        753,444
    Alpargatas SA....................................    998,118      4,672,182
    Banco ABC Brasil SA..............................    617,234      3,523,165
    Banco Alfa de Investimento SA....................      2,600          6,882
    Banco Daycoval SA................................    424,527      1,732,725
    Banco do Estado do Rio Grande do Sul SA Class B..  1,219,765      6,204,336
*   Banco Industrial e Comercial SA..................    484,320      1,690,717
    Banco Mercantil do Brasil SA.....................      7,269         19,224
*   Banco Panamericano SA............................  1,064,300      1,594,984
    Banco Pine SA....................................    287,303        980,155
    Banco Sofisa SA..................................     75,000         99,669
    Centrais Eletricas de Santa Catarina SA..........     79,600        524,527
    Cia de Gas de Sao Paulo COMGAS Class A...........    137,587      3,191,109
    Cia de Saneamento do Parana......................    185,001        472,950
*   Cia de Tecidos do Norte de Minas - Coteminas.....          2              1
    Cia de Transmissao de Energia Eletrica Paulista..    271,800      3,444,297
    Cia Energetica de Sao Paulo Class B..............     42,400        540,664
    Cia Energetica do Ceara Class A..................     96,139      1,476,780
    Cia Ferro Ligas da Bahia - Ferbasa...............    312,649      1,408,385
    Eletropaulo Metropolitana Eletricidade de Sao
    Paulo SA.........................................  1,219,300      5,605,421
    Empresa Metropolitana de Aguas e Energia SA......     23,900         63,207
    Eucatex SA Industria e Comercio..................    223,327        433,119
*   Forjas Taurus SA.................................    577,332        173,040
*   Gol Linhas Aereas Inteligentes SA................    286,417      1,733,336
*   Inepar SA Industria e Construcoes................     87,868         17,041
    Marcopolo SA.....................................  3,477,600      6,131,306
    Parana Banco SA..................................     52,900        252,055
    Randon Participacoes SA..........................  1,468,157      4,031,567
    Saraiva SA Livreiros Editores....................    167,673      1,349,514
    Schulz SA........................................      9,000         33,719
*   Sharp SA......................................... 30,200,000             --
    Unipar Carbocloro SA Class B.....................  2,790,948        602,783

                                     1871

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
BRAZIL -- (Continued)
      Whirlpool SA...................................      5,559 $        9,507
                                                                 --------------
TOTAL BRAZIL.........................................                52,771,811
                                                                 --------------
CHILE -- (0.0%)
      Coca-Cola Embonor SA Class B...................      8,190         14,418
                                                                 --------------
COLOMBIA -- (0.1%)
      Avianca Holdings SA............................  1,708,676      3,482,458
                                                                 --------------
TOTAL PREFERRED STOCKS...............................                56,268,687
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*     Cia de Transmissao de Energia Eletrica
        Paulista Rights 08/15/14.....................     15,182         24,157
                                                                 --------------
CHINA -- (0.0%)
*     Golden Meditech Warrants 07/30/15..............    860,943             --
                                                                 --------------
INDIA -- (0.0%)
*     Indian Hotels Co., Ltd. Rights 08/20/14........    537,258             --
*     Lakshmi Vilas Rights 12/31/14..................    198,933        109,291
                                                                 --------------
TOTAL INDIA..........................................                   109,291
                                                                 --------------
INDONESIA -- (0.0%)
*     Bumi Resources Tbk PT Rights 09/01/14.......... 74,281,425          6,416
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrant
        07/11/17.....................................    185,833          4,334
                                                                 --------------
TOTAL INDONESIA......................................                    10,750
                                                                 --------------
MALAYSIA -- (0.0%)
*     Malaysian Resources Corp. Bhd Warrants
         09/16/18....................................         --             --
*     Symphony Life Bhd Warrants 11/11/20............          1             --
                                                                 --------------
TOTAL MALAYSIA.......................................                        --
                                                                 --------------
SOUTH KOREA -- (0.0%)
*     AK Holdings, Inc. Rights 08/13/14..............      1,479         14,893
*     Hanjin Heavy Industrial and Construction
        Rights 08/07/14..............................     91,305         89,719
*     JB Financial Group Rights 09/03/14.............     87,472        114,887
*     NK Co., Ltd. Rights 08/01/14...................     22,943         25,670
                                                                 --------------
TOTAL SOUTH KOREA....................................                   245,169
                                                                 --------------
THAILAND -- (0.0%)
*     Gland W3 Warrants 12/31/14.....................    174,360         12,489
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   401,856
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................. 53,406,882    617,917,630
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,758,413,565)^^............................            $5,444,318,708
                                                                 ==============

                                     1872

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Brazil..................... $371,328,485 $    1,365,150   --    $  372,693,635
   Chile......................   62,488,011             --   --        62,488,011
   China......................      291,736    724,740,719   --       725,032,455
   Colombia...................    1,981,349             --   --         1,981,349
   Greece.....................           --     46,348,915   --        46,348,915
   Hungary....................           --      1,151,198   --         1,151,198
   India......................      157,520    522,124,812   --       522,282,332
   Indonesia..................    3,305,042    172,156,729   --       175,461,771
   Israel.....................           --         14,141   --            14,141
   Malaysia...................      157,537    302,762,420   --       302,919,957
   Mexico.....................  236,396,798        182,515   --       236,579,313
   Philippines................           --     71,156,582   --        71,156,582
   Poland.....................           --    104,583,815   --       104,583,815
   South Africa...............   13,519,766    376,514,620   --       390,034,386
   South Korea................      317,484    715,021,012   --       715,338,496
   Taiwan.....................           --    698,310,449   --       698,310,449
   Thailand...................  204,879,710        277,702   --       205,157,412
   Turkey.....................           --    138,193,794   --       138,193,794
   United States..............           --          2,524   --             2,524
Preferred Stocks
   Brazil.....................   52,771,811             --   --        52,771,811
   Chile......................       14,418             --   --            14,418
   Colombia...................    3,482,458             --   --         3,482,458
Rights/Warrants
   Brazil.....................           --         24,157   --            24,157
   China......................           --             --   --                --
   India......................           --        109,291   --           109,291
   Indonesia..................           --         10,750   --            10,750
   Malaysia...................           --             --   --                --
   South Korea................           --        245,169   --           245,169
   Thailand...................           --         12,489   --            12,489
Securities Lending Collateral.           --    617,917,630   --       617,917,630
                               ------------ --------------   --    --------------
TOTAL......................... $951,092,125 $4,493,226,583   --    $5,444,318,708
                               ============ ==============   ==    ==============

                                     1873

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
 COMMON STOCKS -- (94.9%)
 Consumer Discretionary -- (17.1%)
 *   1-800-Flowers.com, Inc. Class A....................    44,330 $    226,970
     Aaron's, Inc.......................................     4,830      127,415
     AH Belo Corp. Class A..............................    14,556      153,566
 #*  ALCO Stores, Inc...................................       700        4,876
     Arctic Cat, Inc....................................     3,436      122,322
 *   Ascent Capital Group, Inc. Class A.................     8,564      530,797
 #   Autoliv, Inc.......................................     9,404      935,792
 *   Ballantyne Strong, Inc.............................     9,030       34,946
 #*  Barnes & Noble, Inc................................    12,200      254,004
     Bassett Furniture Industries, Inc..................     2,900       42,282
     Beasley Broadcasting Group, Inc. Class A...........     9,471       57,963
 #*  Beazer Homes USA, Inc..............................    12,516      192,121
 #   bebe stores, Inc...................................    19,551       54,938
 #*  Belmond, Ltd. Class A..............................    75,198      932,455
     Best Buy Co., Inc..................................   197,800    5,880,594
 #   Big 5 Sporting Goods Corp..........................     8,501       84,245
 #*  Biglari Holdings, Inc..............................     1,953      830,045
 #*  BJ's Restaurants, Inc..............................    25,971      890,026
 #   Bob Evans Farms, Inc...............................    52,387    2,488,906
 #   Bon-Ton Stores, Inc. (The).........................     2,986       27,770
 #*  Books-A-Million, Inc...............................    14,887       31,858
     Brown Shoe Co., Inc................................    74,697    2,105,708
 *   Build-A-Bear Workshop, Inc.........................    25,874      272,971
 #*  Cabela's, Inc......................................    53,051    3,096,056
 #*  Cache, Inc.........................................    26,610       31,134
 #   Callaway Golf Co...................................   122,359      929,928
 #*  Cambium Learning Group, Inc........................    37,733       73,957
 *   Canterbury Park Holding Corp.......................     2,755       26,283
     Carnival Corp......................................   489,649   17,735,087
 #   Carriage Services, Inc.............................    20,916      337,375
 *   Cavco Industries, Inc..............................     7,600      542,564
     CBS Corp. Class A..................................    28,263    1,612,404
     CBS Corp. Class B..................................   201,625   11,458,349
 *   Christopher & Banks Corp...........................    56,231      480,775
 #   Churchill Downs, Inc...............................     7,682      664,493
 *   Citi Trends, Inc...................................     3,415       68,812
 *   Coast Distribution System, Inc. (The)..............       547        1,655
     Columbia Sportswear Co.............................     4,317      322,739
     Comcast Corp. Class A.............................. 3,446,875  185,200,594
     Comcast Corp. Special Class A...................... 1,088,341   58,193,593
 #*  Conn's, Inc........................................    25,450    1,018,000
     Core-Mark Holding Co., Inc.........................    48,118    2,271,170
 #*  Corinthian Colleges, Inc...........................    36,345        7,632
 #   CSS Industries, Inc................................    13,050      322,204
     CST Brands, Inc....................................    50,181    1,677,551
     Culp, Inc..........................................    10,036      181,852
 #*  dELiA*s, Inc.......................................    22,143       13,618
 #*  Delta Apparel, Inc.................................     7,532       97,012
     Destination Maternity Corp.........................       200        3,806
 #*  Destination XL Group, Inc..........................    15,601       83,465
     DeVry Education Group, Inc.........................     8,757      350,017

                                     1874

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Dillard's, Inc. Class A.............................. 120,300 $14,342,166
 *   Discovery Communications, Inc. Class B...............   3,762     321,312
 #*  Dixie Group, Inc. (The)..............................  11,800      99,002
 #*  Dorman Products, Inc.................................  20,712     898,487
 *   Dover Downs Gaming & Entertainment, Inc..............   5,935       7,478
     Dover Motorsports, Inc...............................  15,098      41,972
     DR Horton, Inc....................................... 208,125   4,308,187
 #*  DreamWorks Animation SKG, Inc. Class A...............  46,429     928,580
 #*  Education Management Corp............................  13,202      17,031
 #   Educational Development Corp.........................   1,679       8,059
     Escalade, Inc........................................     277       4,404
 *   EW Scripps Co. (The) Class A.........................  41,061     890,202
 #*  Federal-Mogul Holdings Corp..........................  38,585     615,045
 #*  Flanigan's Enterprises, Inc..........................     865      12,880
 #   Flexsteel Industries, Inc............................   2,068      62,578
     Foot Locker, Inc.....................................  15,700     746,221
 #   Fred's, Inc. Class A.................................  47,275     748,363
     Frisch's Restaurants, Inc............................     600      14,190
 #*  FTD Cos., Inc........................................  24,893     819,975
 #*  Fuel Systems Solutions, Inc..........................   3,398      35,679
 *   Full House Resorts, Inc..............................   2,574       3,629
 #*  G-III Apparel Group, Ltd.............................  11,394     884,972
 *   Gaiam, Inc. Class A..................................   5,988      39,401
 #   GameStop Corp. Class A............................... 104,752   4,396,441
 #*  Gaming Partners International Corp...................     500       4,320
     Gannett Co., Inc..................................... 119,639   3,914,588
     General Motors Co.................................... 674,707  22,818,591
 #*  Genesco, Inc.........................................   7,056     538,161
     Graham Holdings Co. Class B..........................   5,780   3,963,635
 #*  Gray Television, Inc.................................  46,874     570,925
 #   Group 1 Automotive, Inc..............................  57,936   4,282,629
     Harte-Hanks, Inc.....................................  12,432      81,554
     Haverty Furniture Cos., Inc..........................  33,479     744,238
 *   Helen of Troy, Ltd...................................  64,389   3,453,182
 #*  hhgregg, Inc.........................................  36,388     258,719
 *   Hollywood Media Corp.................................  19,037      23,987
     Hooker Furniture Corp................................  14,814     215,099
 *   Hyatt Hotels Corp. Class A...........................  14,601     858,977
 #*  Iconix Brand Group, Inc..............................  95,618   4,037,948
 #   International Speedway Corp. Class A.................  24,844     753,270
 *   Isle of Capri Casinos, Inc...........................  15,434     122,083
 #*  JAKKS Pacific, Inc...................................  13,103      81,763
 *   Jarden Corp.......................................... 162,075   9,059,992
 #*  JC Penney Co., Inc...................................  85,215     799,317
 #   Johnson Outdoors, Inc. Class A.......................  15,588     359,459
 *   Journal Communications, Inc. Class A.................  77,674     845,093
 #   KB Home..............................................  30,800     502,040
 #   Kohl's Corp..........................................  14,353     768,460
     La-Z-Boy, Inc........................................  56,332   1,185,225
 *   Lakeland Industries, Inc.............................  11,757      72,306
 #*  Lands' End, Inc......................................  21,056     740,961
 #*  Lee Enterprises, Inc.................................  38,128     144,886
 #   Lennar Corp. Class A................................. 224,100   8,119,143

                                     1875

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Consumer Discretionary -- (Continued)
     Lennar Corp. Class B.................................   7,868 $   240,761
 *   Liberty Interactive Corp. Class A.................... 882,463  24,753,087
 #*  Liberty Interactive Corp. Class B....................  35,706     999,768
 *   Liberty Media Corp................................... 208,010   9,776,470
 *   Liberty Media Corp. Class A..........................  96,383   4,534,820
 *   Liberty Media Corp. Class B..........................   7,622     379,271
 *   Liberty Ventures Series A............................  76,802   5,311,626
 *   Liberty Ventures Series B............................   3,570     260,664
 #*  Life Time Fitness, Inc...............................  13,317     524,024
 #   Lifetime Brands, Inc.................................  16,431     279,327
     Lithia Motors, Inc. Class A..........................  34,933   3,103,797
 *   Live Nation Entertainment, Inc....................... 145,347   3,373,504
 *   Loral Space & Communications, Inc....................  26,050   1,883,415
     Lowe's Cos., Inc..................................... 139,546   6,677,276
 *   Luby's, Inc..........................................  44,415     222,963
 #*  M/I Homes, Inc.......................................  37,930     780,599
 *   Madison Square Garden Co. (The) Class A..............  29,558   1,753,972
     Marcus Corp. (The)...................................  18,899     333,945
 #*  MarineMax, Inc.......................................  29,164     486,164
 *   Marriott Vacations Worldwide Corp....................     662      38,098
 #*  Martha Stewart Living Omnimedia, Inc. Class A........     980       4,420
 #   Matthews International Corp. Class A.................  12,388     538,752
 *   McClatchy Co. (The) Class A..........................  60,603     292,712
 #   MDC Holdings, Inc....................................  18,400     496,248
 #*  Media General, Inc. Class A..........................  25,196     507,951
 #   Men's Wearhouse, Inc. (The)..........................  52,860   2,659,915
 #   Meredith Corp........................................  32,676   1,500,482
 *   Meritage Homes Corp..................................  28,156   1,078,375
 #*  MGM Resorts International............................ 251,100   6,739,524
 *   Modine Manufacturing Co..............................  14,650     201,730
 *   Mohawk Industries, Inc...............................  98,740  12,319,790
 *   Monarch Casino & Resort, Inc.........................   1,103      13,765
 #*  Motorcar Parts of America, Inc.......................  13,074     291,027
     Movado Group, Inc....................................  36,900   1,510,317
 *   MTR Gaming Group, Inc................................  24,536     112,866
 #*  Multimedia Games Holding Co., Inc....................  23,224     560,163
 *   Murphy USA, Inc......................................  47,356   2,340,334
     NACCO Industries, Inc. Class A.......................   6,832     325,818
 *   New York & Co., Inc..................................   6,926      23,341
 *   News Corp. Class A................................... 402,247   7,099,660
 #*  News Corp. Class B...................................  99,903   1,719,331
 #*  Office Depot, Inc.................................... 181,609     909,861
 #*  Pacific Sunwear of California, Inc...................  43,900      89,117
 #*  Penn National Gaming, Inc............................  63,446     664,914
     Penske Automotive Group, Inc.........................  43,845   2,036,600
 #*  Pep Boys-Manny, Moe & Jack (The).....................  75,098     794,537
 *   Perfumania Holdings, Inc.............................     537       3,491
 #*  Perry Ellis International, Inc.......................  21,492     395,453
 #*  Pinnacle Entertainment, Inc..........................  71,930   1,568,074
     PulteGroup, Inc...................................... 143,221   2,527,851
     PVH Corp.............................................  31,964   3,521,794
 #*  Quiksilver, Inc......................................  74,010     221,290
 *   Radio One, Inc. Class D..............................  13,955      60,983

                                     1876

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
#*  RadioShack Corp.....................................    46,847 $     29,045
*   Red Lion Hotels Corp................................     8,907       48,810
#*  Red Robin Gourmet Burgers, Inc......................    31,175    2,006,423
    Regis Corp..........................................    54,292      756,288
#   Rent-A-Center, Inc..................................    76,435    1,829,854
#*  Rick's Cabaret International, Inc...................    12,026      133,248
    Rocky Brands, Inc...................................     8,729      131,633
    Royal Caribbean Cruises, Ltd........................   322,500   19,237,125
#*  Ruby Tuesday, Inc...................................    70,361      422,870
#   Saga Communications, Inc. Class A...................     8,693      312,948
#   Salem Communications Corp. Class A..................    10,922       95,131
#   Scholastic Corp.....................................    30,900    1,094,478
#*  Scientific Games Corp. Class A......................    41,635      355,563
#*  Sears Holdings Corp.................................    70,001    2,670,538
    Service Corp. International.........................   274,069    5,755,449
#*  Shiloh Industries, Inc..............................    24,793      421,481
    Shoe Carnival, Inc..................................    33,450      595,410
#*  Sizmek, Inc.........................................     8,748       79,519
*   Skechers U.S.A., Inc. Class A.......................    49,610    2,588,154
#   Spartan Motors, Inc.................................    16,820       72,326
#   Speedway Motorsports, Inc...........................    52,187      910,141
*   Sport Chalet, Inc. Class A..........................       875          989
#*  Sport Chalet, Inc. Class B..........................       299          336
#   Stage Stores, Inc...................................    53,575      965,421
    Standard Motor Products, Inc........................    37,342    1,346,179
*   Stanley Furniture Co., Inc..........................    15,798       40,917
#   Staples, Inc........................................   497,525    5,766,315
#*  Starz...............................................    84,255    2,402,110
*   Starz Class B.......................................     7,622      224,849
#   Stein Mart, Inc.....................................    22,915      297,437
*   Steiner Leisure, Ltd................................     2,225       88,800
*   Stoneridge, Inc.....................................    19,361      212,390
    Strattec Security Corp..............................     5,224      328,224
#   Superior Industries International, Inc..............    37,089      693,935
#   Superior Uniform Group, Inc.........................     8,978      186,294
#   Sypris Solutions, Inc...............................     8,460       40,100
#*  Systemax, Inc.......................................    11,750      160,623
#   Tandy Leather Factory, Inc..........................       500        4,670
    Time Warner Cable, Inc..............................   693,942  100,690,984
    Time Warner, Inc.................................... 1,534,860  127,424,077
*   Time, Inc...........................................   191,856    4,623,730
*   Toll Brothers, Inc..................................   203,299    6,645,844
    Trans World Entertainment Corp......................     5,781       20,812
#*  Tuesday Morning Corp................................    60,500      995,830
    Twenty-First Century Fox, Inc. Class A.............. 1,287,383   40,784,293
    Twenty-First Century Fox, Inc. Class B..............   550,972   17,443,774
#*  Unifi, Inc..........................................    43,422    1,243,606
*   Universal Electronics, Inc..........................     3,206      152,702
    Vail Resorts, Inc...................................    11,600      875,800
#*  Valuevision Media, Inc. Class A.....................     3,998       18,311
*   VOXX International Corp.............................    24,496      242,755
    Walt Disney Co. (The)...............................    26,220    2,251,774
#   Wendy's Co. (The)...................................   242,704    1,978,038

                                     1877

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Consumer Discretionary -- (Continued)
 #*  West Marine, Inc...................................    26,468 $    227,095
 #*  Wet Seal, Inc. (The) Class A.......................    13,619       12,558
     Whirlpool Corp.....................................    30,049    4,286,189
     Wyndham Worldwide Corp.............................   144,114   10,887,813
                                                                   ------------
 Total Consumer Discretionary...........................            894,607,545
                                                                   ------------
 Consumer Staples -- (6.7%)
 #   Alico, Inc.........................................       960       35,434
 *   Alliance One International, Inc....................    35,084       79,641
     Andersons, Inc. (The)..............................    23,660    1,278,113
     Archer-Daniels-Midland Co..........................   813,476   37,745,286
 #*  Boulder Brands, Inc................................    76,099      863,724
     Bunge, Ltd.........................................   121,368    9,568,653
     CCA Industries, Inc................................     8,323       29,297
 *   Central Garden and Pet Co..........................    25,184      231,441
 *   Central Garden and Pet Co. Class A.................    54,453      508,046
 #*  Chiquita Brands International, Inc.................    69,284      664,434
 *   Constellation Brands, Inc. Class A.................   249,042   20,735,237
 *   Constellation Brands, Inc. Class B.................    12,715    1,057,888
 #*  Craft Brew Alliance, Inc...........................     9,754      109,440
     CVS Caremark Corp.................................. 1,510,745  115,360,488
 *   Farmer Bros. Co....................................     6,695      137,047
 #   Fresh Del Monte Produce, Inc.......................    39,437    1,180,744
 #*  Hain Celestial Group, Inc. (The)...................    43,646    3,731,733
     Ingles Markets, Inc. Class A.......................    11,437      280,435
     Ingredion, Inc.....................................    62,117    4,573,675
     JM Smucker Co. (The)...............................   108,204   10,781,447
     John B. Sanfilippo & Son, Inc......................    10,428      275,821
     Kraft Foods Group, Inc.............................   209,706   11,237,096
 *   Mannatech, Inc.....................................       717        8,812
     MGP Ingredients, Inc...............................     4,788       38,543
     Molson Coors Brewing Co. Class A...................     1,908      129,152
     Molson Coors Brewing Co. Class B...................   186,550   12,597,721
     Mondelez International, Inc. Class A............... 2,081,099   74,919,564
 *   Nutraceutical International Corp...................    14,615      337,314
 #   Oil-Dri Corp. of America...........................     5,047      147,221
 *   Omega Protein Corp.................................    25,852      362,445
 #*  Pantry, Inc. (The).................................    22,475      402,527
 *   Post Holdings, Inc.................................    50,201    2,255,029
     Safeway, Inc.......................................   157,807    5,438,029
 #   Sanderson Farms, Inc...............................    16,100    1,466,549
 *   Seaboard Corp......................................     1,812    5,167,824
 #*  Seneca Foods Corp. Class A.........................     6,301      180,335
 *   Seneca Foods Corp. Class B.........................       300        9,120
 #   Snyder's-Lance, Inc................................    28,337      703,041
     SpartanNash Co.....................................    34,281      718,530
     Spectrum Brands Holdings, Inc......................    46,130    3,847,242
 #*  Susser Holdings Corp...............................    12,360      990,901
 *   TreeHouse Foods, Inc...............................    24,190    1,777,965
     Tyson Foods, Inc. Class A..........................   405,030   15,071,166
 #   Universal Corp.....................................    22,290    1,157,520

                                     1878

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
#   Weis Markets, Inc...................................    11,602 $    494,941
                                                                   ------------
Total Consumer Staples..................................            348,686,611
                                                                   ------------
Energy -- (16.8%)
    Adams Resources & Energy, Inc.......................     6,004      392,301
    Alon USA Energy, Inc................................    33,484      430,269
#*  Alpha Natural Resources, Inc........................   170,794      578,992
    Anadarko Petroleum Corp.............................   845,068   90,295,516
    Apache Corp.........................................   289,715   29,742,142
#*  Approach Resources, Inc.............................     6,883      144,818
#   Arch Coal, Inc......................................    60,743      180,407
*   Atwood Oceanics, Inc................................     4,600      221,490
    Baker Hughes, Inc...................................    84,672    5,822,893
*   Barnwell Industries, Inc............................     8,038       24,596
*   Bill Barrett Corp...................................    51,500    1,236,515
    Bolt Technology Corp................................     9,574      163,428
#   Bristow Group, Inc..................................    43,589    3,110,947
#*  C&J Energy Services, Inc............................    37,416    1,120,983
    Cabot Oil & Gas Corp................................       568       18,716
*   Callon Petroleum Co.................................    13,214      130,554
#   Chesapeake Energy Corp..............................   624,655   16,472,152
    Chevron Corp........................................   793,183  102,510,971
#*  Cloud Peak Energy, Inc..............................    33,115      512,620
#   Comstock Resources, Inc.............................    32,421      767,081
    ConocoPhillips...................................... 1,766,829  145,763,393
*   Contango Oil & Gas Co...............................     1,064       42,805
    Dawson Geophysical Co...............................    17,055      428,081
    Delek US Holdings, Inc..............................    52,256    1,526,920
#   Denbury Resources, Inc..............................   289,460    4,906,347
    Devon Energy Corp...................................    42,463    3,205,957
#*  Emerald Oil, Inc....................................    32,065      235,357
#*  Endeavour International Corp........................     4,300        6,063
    Energy XXI Bermuda, Ltd.............................    15,380      306,985
    EOG Resources, Inc..................................    12,090    1,323,130
*   Era Group, Inc......................................    36,653      982,300
*   Escalera Resources Co...............................     7,844       17,414
#   Exterran Holdings, Inc..............................    69,200    2,923,700
    Exxon Mobil Corp....................................   704,402   69,693,534
#   Green Plains, Inc...................................    26,534      994,760
    Gulf Island Fabrication, Inc........................    15,018      292,851
#   Gulfmark Offshore, Inc. Class A.....................    35,505    1,358,776
#*  Harvest Natural Resources, Inc......................    48,645      210,146
#*  Helix Energy Solutions Group, Inc...................   103,010    2,619,544
    Helmerich & Payne, Inc..............................   108,670   11,547,274
#*  Hercules Offshore, Inc..............................   107,413      379,168
    Hess Corp...........................................   378,130   37,427,307
*   HKN, Inc............................................       564       40,072
    HollyFrontier Corp..................................    26,505    1,246,000
#*  Hornbeck Offshore Services, Inc.....................    29,719    1,298,720
#*  Key Energy Services, Inc............................    49,745      305,434
#*  Magnum Hunter Resources Corp........................    82,198      528,533
    Marathon Oil Corp...................................   903,937   35,027,559
    Marathon Petroleum Corp.............................   451,968   37,730,289

                                     1879

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Energy -- (Continued)
 #*  Matador Resources Co................................   6,400 $    173,056
 *   Matrix Service Co...................................  15,423      414,108
 #*  McDermott International, Inc........................  63,698      464,995
     Murphy Oil Corp..................................... 189,426   11,769,037
     Nabors Industries, Ltd.............................. 272,782    7,408,759
     National Oilwell Varco, Inc......................... 250,948   20,336,826
 #*  Natural Gas Services Group, Inc.....................  15,026      468,811
 *   Newfield Exploration Co.............................  48,506    1,954,792
 #*  Newpark Resources, Inc..............................  97,395    1,191,141
 #   Noble Corp. P.L.C...................................  74,243    2,329,003
     Noble Energy, Inc................................... 133,794    8,895,963
 #*  Northern Oil and Gas, Inc...........................  16,372      263,426
     Occidental Petroleum Corp........................... 182,979   17,878,878
 #*  Overseas Shipholding Group, Inc.....................   2,355       16,132
 *   Parker Drilling Co.................................. 142,573      881,101
     Patterson-UTI Energy, Inc........................... 152,325    5,232,364
 *   PDC Energy, Inc.....................................  24,103    1,307,829
 #*  Penn Virginia Corp..................................  35,279      459,333
 #*  PHI, Inc. Non-Voting................................  21,843      861,706
 *   PHI, Inc. Voting....................................   1,099       40,630
     Phillips 66......................................... 883,414   71,653,710
 *   Pioneer Energy Services Corp........................  98,221    1,444,831
     Pioneer Natural Resources Co........................  88,400   19,577,064
     QEP Resources, Inc..................................  33,043    1,092,071
 #*  Renewable Energy Group, Inc.........................   2,882       32,278
 *   REX American Resources Corp.........................   4,050      341,618
 *   Rex Energy Corp.....................................  35,100      484,029
     Rowan Cos. P.L.C. Class A........................... 121,858    3,719,106
 #*  SEACOR Holdings, Inc................................  36,653    2,784,162
 #   SemGroup Corp. Class A..............................   4,727      364,357
 *   Seventy Seven Energy, Inc...........................  44,618    1,000,782
 #   Ship Finance International, Ltd.....................  40,467      736,499
 *   Stone Energy Corp...................................   1,115       42,426
     Superior Energy Services, Inc.......................  75,686    2,543,050
 #*  Swift Energy Co.....................................  34,900      385,645
     Teekay Corp.........................................  37,720    2,099,495
 #   Tesco Corp..........................................   3,745       73,102
     Tesoro Corp......................................... 168,807   10,388,383
 #*  TETRA Technologies, Inc.............................  25,510      280,865
 #*  TGC Industries, Inc.................................   1,787        7,023
 #   Tidewater, Inc......................................  49,127    2,322,233
 #   Transocean, Ltd..................................... 274,265   11,063,850
 #*  Triangle Petroleum Corp.............................   7,779       84,013
 *   Unit Corp...........................................  57,000    3,610,950
     Valero Energy Corp.................................. 605,899   30,779,669
 *   Weatherford International P.L.C..................... 281,383    6,294,538
     Western Refining, Inc...............................  68,485    2,805,146
 *   Whiting Petroleum Corp..............................  16,007    1,416,459
 *   Willbros Group, Inc.................................  18,620      215,806
                                                                  ------------
 Total Energy............................................          876,236,860
                                                                  ------------
 Financials -- (17.6%)
 #   1st Source Corp.....................................  41,187    1,169,299

                                     1880

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
 Financials -- (Continued)
 #   1st United Bancorp, Inc............................       863 $      7,206
     ACE, Ltd...........................................    46,348    4,639,435
 #   Alexander & Baldwin, Inc...........................    66,838    2,551,206
 *   Alleghany Corp.....................................     2,626    1,086,770
     Allied World Assurance Co. Holdings AG.............    76,431    2,752,280
     Allstate Corp. (The)...............................   157,339    9,196,465
 *   American Capital, Ltd..............................   422,803    6,409,694
     American Equity Investment Life Holding Co.........    88,700    1,963,818
     American Financial Group, Inc......................   173,596    9,719,640
 *   American Independence Corp.........................       173        2,093
     American International Group, Inc..................   899,581   46,760,220
     American National Insurance Co.....................    37,287    4,064,283
     Ameris Bancorp.....................................    12,022      262,560
     AmeriServ Financial, Inc...........................    33,075      105,179
     Argo Group International Holdings, Ltd.............    42,675    2,125,642
     Aspen Insurance Holdings, Ltd......................   102,623    4,105,946
 #   Associated Banc-Corp...............................    31,434      563,297
     Assurant, Inc......................................    65,820    4,170,355
     Assured Guaranty, Ltd..............................   122,989    2,745,115
 *   Asta Funding, Inc..................................     7,527       63,076
     Astoria Financial Corp.............................    19,344      249,151
 #*  Atlanticus Holdings Corp...........................    19,218       51,120
 #*  AV Homes, Inc......................................    15,767      245,808
     Axis Capital Holdings, Ltd.........................       800       34,520
     Baldwin & Lyons, Inc. Class A......................       300        7,190
     Baldwin & Lyons, Inc. Class B......................     6,556      161,933
     Banc of California, Inc............................       810        9,615
 #*  Bancorp, Inc.......................................       459        4,361
     Bank Mutual Corp...................................    51,232      308,929
     Bank of America Corp............................... 6,542,656   99,775,504
     Bank of New York Mellon Corp. (The)................   491,755   19,198,115
 #   BankFinancial Corp.................................    39,867      407,441
     Banner Corp........................................     7,943      319,626
     BCB Bancorp, Inc...................................     1,059       13,820
     Berkshire Hills Bancorp, Inc.......................    25,980      627,937
 #*  BofI Holding, Inc..................................     8,208      612,235
 *   Capital Bank Financial Corp. Class A...............       233        5,308
 #   Capital City Bank Group, Inc.......................    16,844      226,215
     Capital One Financial Corp.........................   356,632   28,366,509
 #   Capital Southwest Corp.............................    27,628      968,085
 *   Cascade Bancorp....................................    15,799       85,631
     Cathay General Bancorp.............................    17,730      453,711
     Centerstate Banks, Inc.............................       747        7,784
 #   Century Bancorp, Inc. Class A......................       495       17,335
     Chicopee Bancorp, Inc..............................     1,000       16,480
     CIT Group, Inc.....................................    39,411    1,935,474
     Citigroup, Inc..................................... 2,248,344  109,966,505
     Citizens Community Bancorp, Inc....................    10,355       91,124
     CME Group, Inc.....................................   414,385   30,639,627
     CNA Financial Corp.................................   277,671   10,376,565
     CNO Financial Group, Inc...........................   301,264    4,874,452
     Codorus Valley Bancorp, Inc........................       126        2,643
     Community West Bancshares..........................       400        2,796

                                     1881

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
 Financials -- (Continued)
 #*  Cowen Group, Inc. Class A............................  15,961 $    63,844
     Donegal Group, Inc. Class A..........................  27,472     414,278
     Donegal Group, Inc. Class B..........................     300       6,630
 *   E*TRADE Financial Corp...............................  89,699   1,885,473
     East West Bancorp, Inc...............................     671      22,854
 *   Eastern Virginia Bankshares, Inc.....................     307       1,940
 #   EMC Insurance Group, Inc.............................  18,341     539,776
 #*  Encore Capital Group, Inc............................     627      26,635
     Endurance Specialty Holdings, Ltd....................  76,288   4,034,872
     Enterprise Financial Services Corp...................   3,235      56,451
 #   ESB Financial Corp...................................     432       5,370
     ESSA Bancorp, Inc....................................   8,217      95,071
     Evans Bancorp, Inc...................................   1,681      39,335
     Everest Re Group, Ltd................................  34,913   5,443,286
 #*  Farmers Capital Bank Corp............................     302       7,130
     FBL Financial Group, Inc. Class A....................  24,660   1,054,955
     Federal Agricultural Mortgage Corp. Class A..........     177       4,115
     Federal Agricultural Mortgage Corp. Class C..........   9,200     268,180
     Federated National Holding Co........................  13,665     275,623
 #   Fidelity Southern Corp...............................   7,213      99,900
 #*  First Acceptance Corp................................  39,006      90,104
 #   First American Financial Corp........................  61,982   1,682,192
     First Bancorp.(318910106)............................  16,138     259,499
 #*  First BanCorp.(318672706)............................   7,500      38,550
 *   First Bancshares, Inc................................     400       3,200
     First Business Financial Services, Inc...............     482      21,025
     First Citizens BancShares, Inc. Class A..............   8,627   1,918,213
 #   First Commonwealth Financial Corp....................  30,547     261,482
     First Community Bancshares, Inc......................     183       2,692
     First Defiance Financial Corp........................  10,880     293,869
 #   First Federal of Northern Michigan Bancorp, Inc......     900       5,094
 #   First Financial Northwest, Inc.......................  25,371     266,903
     First Merchants Corp.................................  46,827     933,262
     First Midwest Bancorp, Inc...........................   7,168     116,122
     First Niagara Financial Group, Inc...................  77,106     663,112
     First South Bancorp, Inc.............................   2,278      17,404
 *   FNF Group............................................  46,321   1,255,762
 *   FNFV Group...........................................  15,438     252,566
 #   Fox Chase Bancorp, Inc...............................     351       5,904
 *   Genworth Financial, Inc. Class A.....................  34,964     458,028
 #   German American Bancorp, Inc.........................   7,459     192,815
     GFI Group, Inc.......................................   2,875      13,024
 #*  Global Indemnity P.L.C...............................   8,282     206,470
     Goldman Sachs Group, Inc. (The)...................... 143,685  24,838,826
 #   Great Southern Bancorp, Inc..........................   1,616      50,387
 #   Griffin Land & Nurseries, Inc........................   1,500      39,915
 #   Guaranty Bancorp.....................................  15,867     206,271
     Guaranty Federal Bancshares, Inc.....................   1,684      21,353
 *   Hallmark Financial Services, Inc.....................  25,666     230,224
 #   Hampden Bancorp, Inc.................................   5,886     101,386
     Hanover Insurance Group, Inc. (The)..................  88,829   5,135,205
     Hartford Financial Services Group, Inc. (The)........ 308,762  10,547,310
     HCC Insurance Holdings, Inc..........................  17,700     826,236

                                     1882

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Financials -- (Continued)
 #   Heartland Financial USA, Inc........................       465 $    11,081
     Heritage Commerce Corp..............................    14,483     115,864
     HF Financial Corp...................................       400       5,388
 *   Hilltop Holdings, Inc...............................    26,171     536,506
 #   Hingham Institution for Savings.....................       500      41,290
 *   HMN Financial, Inc..................................     3,456      41,230
 *   Home Bancorp, Inc...................................       719      15,760
     HopFed Bancorp, Inc.................................     6,781      81,643
     Horace Mann Educators Corp..........................    58,206   1,667,602
     Hudson City Bancorp, Inc............................    28,191     274,862
     Iberiabank Corp.....................................       697      45,730
 *   ICG Group, Inc......................................     1,184      20,033
 #*  Imperial Holdings, Inc..............................     2,882      19,655
 #   Independence Holding Co.............................    24,172     302,392
     Infinity Property & Casualty Corp...................    15,800   1,023,208
     Intercontinental Exchange, Inc......................     1,479     284,293
     International Bancshares Corp.......................       800      20,280
     Intervest Bancshares Corp. Class A..................     2,078      16,582
 *   Investment Technology Group, Inc....................    23,677     433,052
 #   Investors Title Co..................................     1,169      80,766
 #   Janus Capital Group, Inc............................    24,840     282,928
     JPMorgan Chase & Co................................. 1,717,466  99,046,264
     Kemper Corp.........................................    67,002   2,318,939
     Kentucky First Federal Bancorp......................     2,800      24,024
     KeyCorp.............................................   526,210   7,124,883
     Lakeland Bancorp, Inc...............................     8,740      87,750
     Landmark Bancorp, Inc...............................     1,968      41,663
 #   Legg Mason, Inc.....................................    93,283   4,426,278
     Lincoln National Corp...............................   378,093  19,808,292
     LNB Bancorp, Inc....................................    13,395     162,213
     Loews Corp..........................................   243,798  10,271,210
     Louisiana Bancorp, Inc..............................     5,606     110,270
 #   Macatawa Bank Corp..................................    18,892      88,792
 *   Magyar Bancorp, Inc.................................       500       3,863
 #   Maiden Holdings, Ltd................................     5,792      66,492
     MainSource Financial Group, Inc.....................    45,000     734,850
     Marlin Business Services Corp.......................    14,241     262,034
     MB Financial, Inc...................................    19,678     530,125
 *   MBIA, Inc...........................................    82,267     788,118
 *   MBT Financial Corp..................................    24,724     126,092
 #   MCG Capital Corp....................................    11,930      47,362
 #   Meadowbrook Insurance Group, Inc....................    26,353     158,909
 #   Medallion Financial Corp............................     9,550     106,387
 #   Mercantile Bank Corp................................     4,422      84,549
 #   Meta Financial Group, Inc...........................     1,083      39,854
     MetLife, Inc........................................ 1,125,923  59,223,550
 *   Metro Bancorp, Inc..................................    26,598     610,424
 #*  MGIC Investment Corp................................    72,733     537,497
     MicroFinancial, Inc.................................     5,900      45,076
 #   MidWestOne Financial Group, Inc.....................       346       8,131
 #   Montpelier Re Holdings, Ltd.........................    38,746   1,144,169
     Morgan Stanley...................................... 1,476,248  47,741,860
     MutualFirst Financial, Inc..........................     2,300      44,229

                                     1883

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    NASDAQ OMX Group, Inc. (The).......................    42,129 $ 1,777,423
#   National Western Life Insurance Co. Class A........       900     216,900
*   Navigators Group, Inc. (The).......................     3,685     224,048
#   New Hampshire Thrift Bancshares, Inc...............     3,667      55,005
#*  NewBridge Bancorp..................................    11,413      85,483
#*  NewStar Financial, Inc.............................    41,166     466,411
*   North Valley Bancorp...............................       907      19,083
    Northeast Community Bancorp, Inc...................    18,190     126,784
    Northrim BanCorp, Inc..............................     5,734     140,483
    OFG Bancorp........................................    30,191     481,848
    Old Republic International Corp....................   280,714   4,039,474
#*  Old Second Bancorp, Inc............................     4,874      23,590
    Oppenheimer Holdings, Inc. Class A.................     3,097      70,674
*   Pacific Mercantile Bancorp.........................    16,236     113,977
    PacWest Bancorp....................................     1,076      44,837
    Park Sterling Corp.................................     3,253      22,316
    PartnerRe, Ltd.....................................    52,224   5,450,097
#   People's United Financial, Inc.....................    68,700     997,524
    Peoples Bancorp of North Carolina, Inc.............       250       4,108
#   Peoples Bancorp, Inc...............................    17,608     410,795
#*  PHH Corp...........................................    91,804   2,143,623
#*  Phoenix Cos., Inc. (The)...........................     2,631     145,784
    Pinnacle Financial Partners, Inc...................    23,924     885,188
*   Piper Jaffray Cos..................................       312      16,099
    Platinum Underwriters Holdings, Ltd................    21,715   1,272,499
*   Popular, Inc.......................................    56,536   1,803,498
*   Porter Bancorp, Inc................................     1,737       1,702
#*  Portfolio Recovery Associates, Inc.................    28,203   1,662,849
    Premier Financial Bancorp, Inc.....................     4,434      69,348
    Principal Financial Group, Inc.....................   217,722  10,816,429
    Protective Life Corp...............................    98,037   6,801,807
    Provident Financial Holdings, Inc..................       544       7,752
    Provident Financial Services, Inc..................    21,059     351,896
    Prudential Financial, Inc..........................   497,625  43,278,446
#   Pulaski Financial Corp.............................     4,550      51,279
#   Radian Group, Inc..................................   161,945   2,050,224
    Regions Financial Corp............................. 1,302,555  13,207,908
    Reinsurance Group of America, Inc..................   169,166  13,577,263
#   Renasant Corp......................................    42,102   1,195,697
#*  Republic First Bancorp, Inc........................     2,174       9,566
#   Resource America, Inc. Class A.....................    21,051     198,300
*   Riverview Bancorp, Inc.............................    15,319      58,519
    Safety Insurance Group, Inc........................    26,197   1,310,112
#   Sandy Spring Bancorp, Inc..........................     9,125     213,616
*   Select Bancorp, Inc................................       600       4,050
    Selective Insurance Group, Inc.....................    45,200   1,007,508
    SI Financial Group, Inc............................     5,661      61,309
    South State Corp...................................     8,549     496,782
o*  Southern Community Financial Corp..................    29,890      27,669
*   Southern First Bancshares, Inc.....................     1,216      17,085
    Southwest Bancorp, Inc.............................    16,974     261,739
    StanCorp Financial Group, Inc......................    15,636     943,476
#   State Auto Financial Corp..........................    56,823   1,199,534

                                     1884

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
 Financials -- (Continued)
     Sterling Bancorp....................................  70,552 $    839,569
 #   Stewart Information Services Corp...................  12,271      361,626
 *   Stratus Properties, Inc.............................   3,069       47,876
 *   Suffolk Bancorp.....................................     205        4,151
 #*  Sun Bancorp, Inc....................................   4,075       15,322
     SunTrust Banks, Inc................................. 491,691   18,708,843
     Susquehanna Bancshares, Inc.........................  97,547      993,028
     Symetra Financial Corp..............................  20,319      463,273
     Synovus Financial Corp..............................  22,796      536,846
     TF Financial Corp...................................     630       26,605
     Timberland Bancorp, Inc.............................   2,500       25,675
     Travelers Cos., Inc. (The)..........................  28,000    2,507,680
 #*  Tree.com, Inc.......................................   5,635      143,805
 #   Trustmark Corp......................................   4,194       96,588
     Umpqua Holdings Corp................................  34,932      591,049
 *   Unico American Corp.................................   1,900       23,883
     Union Bankshares Corp...............................  37,042      884,563
 #   United Bankshares, Inc..............................  12,121      388,842
     United Financial Bancorp, Inc.......................   9,193      116,567
     United Fire Group, Inc..............................  38,612    1,091,175
 *   United Security Bancshares..........................     399        2,334
     Unity Bancorp, Inc..................................   3,306       29,754
     Unum Group.......................................... 517,445   17,763,887
     Validus Holdings, Ltd...............................   4,399      160,695
     Washington Federal, Inc.............................   1,243       26,053
     Waterstone Financial, Inc...........................   1,426       15,729
 #   WesBanco, Inc.......................................  31,462      940,085
 #   West Bancorporation, Inc............................  13,957      203,214
     Westfield Financial, Inc............................  10,811       78,055
 #   Wintrust Financial Corp.............................  24,224    1,122,298
     XL Group P.L.C...................................... 240,766    7,762,296
 *   Yadkin Financial Corp...............................   5,570      103,379
     Zions Bancorporation................................  53,325    1,536,827
 *   ZipRealty, Inc......................................  10,028       67,488
                                                                  ------------
 Total Financials........................................          918,560,021
                                                                  ------------
 Health Care -- (9.4%)
 *   Actavis P.L.C.......................................  26,101    5,592,400
 *   Addus HomeCare Corp.................................   2,044       45,254
     Aetna, Inc.......................................... 558,462   43,297,559
 #*  Affymetrix, Inc.....................................  42,297      363,754
 #*  Albany Molecular Research, Inc......................  34,587      658,536
 *   Alere, Inc..........................................  74,130    2,965,200
 *   Allied Healthcare Products, Inc.....................   1,000        2,060
 *   Allscripts Healthcare Solutions, Inc................ 187,470    2,984,522
 *   Alphatec Holdings, Inc..............................   5,644        7,902
 #*  Amedisys, Inc.......................................  19,727      398,091
 *   AMN Healthcare Services, Inc........................   8,600      112,660
 *   Amsurg Corp.........................................  30,743    1,468,286
     Analogic Corp.......................................   2,988      214,867
 *   AngioDynamics, Inc..................................  44,530      650,138
 #*  Anika Therapeutics, Inc.............................  14,671      617,062
 #*  Arrhythmia Research Technology, Inc.................   1,200        8,076

                                     1885

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
#*  Baxano Surgical, Inc...............................     5,997 $     3,178
#*  BioScrip, Inc......................................    36,570     273,909
*   BioTelemetry, Inc..................................     5,328      38,362
*   Boston Scientific Corp............................. 1,204,199  15,389,663
*   Cambrex Corp.......................................    43,567     917,957
#*  Capital Senior Living Corp.........................    54,559   1,344,334
*   CareFusion Corp....................................   207,163   9,071,668
#*  Celldex Therapeutics, Inc..........................     4,759      62,295
    Cigna Corp.........................................    42,954   3,867,578
*   Community Health Systems, Inc......................   105,314   5,023,478
    CONMED Corp........................................    43,239   1,686,321
    Cooper Cos., Inc. (The)............................    13,956   2,245,241
*   Cross Country Healthcare, Inc......................    28,968     208,280
#   CryoLife, Inc......................................    17,502     172,395
#*  Cumberland Pharmaceuticals, Inc....................    23,319     108,200
*   Cutera, Inc........................................    23,864     235,060
#*  Cynosure, Inc. Class A.............................    34,622     787,304
    Daxor Corp.........................................       545       3,826
    Digirad Corp.......................................    29,111      96,066
#*  Emergent Biosolutions, Inc.........................     8,678     190,916
*   Endo International P.L.C...........................    54,588   3,661,763
*   Enzo Biochem, Inc..................................    47,997     230,386
*   Exactech, Inc......................................     3,390      77,089
*   Express Scripts Holding Co.........................   493,239  34,354,096
*   Five Star Quality Care, Inc........................    28,953     132,315
*   Gentiva Health Services, Inc.......................    31,640     572,684
*   Greatbatch, Inc....................................    41,672   2,063,181
#*  Hanger, Inc........................................    16,897     534,790
#*  Harvard Apparatus Regenerative Technology, Inc.....     8,026      58,911
*   Harvard Bioscience, Inc............................    32,107     148,334
*   Health Net, Inc....................................    44,958   1,851,820
#*  Healthways, Inc....................................    46,297     800,475
*   Hologic, Inc.......................................   305,036   7,952,289
    Humana, Inc........................................   236,814  27,861,167
#*  Impax Laboratories, Inc............................     4,700     109,933
    Invacare Corp......................................    30,851     461,839
    Kewaunee Scientific Corp...........................     1,631      29,391
    Kindred Healthcare, Inc............................    59,114   1,412,825
#*  Lannett Co., Inc...................................     3,649     122,643
    LeMaitre Vascular, Inc.............................     5,100      41,259
#*  LHC Group, Inc.....................................     1,418      33,295
*   LifePoint Hospitals, Inc...........................    82,208   5,895,958
*   Magellan Health, Inc...............................    17,899   1,030,982
#*  MedAssets, Inc.....................................    44,682     949,046
o*  MedCath Corp.......................................    29,240          --
*   Medical Action Industries, Inc.....................    24,509     338,224
*   Merit Medical Systems, Inc.........................    13,395     171,992
*   Misonix, Inc.......................................     4,083      27,234
#*  Molina Healthcare, Inc.............................    24,941   1,018,840
#   National Healthcare Corp...........................     6,484     356,361
*   Natus Medical, Inc.................................    15,698     451,631
*   NuVasive, Inc......................................     2,045      76,442
    Omnicare, Inc......................................   197,388  12,336,750

                                     1886

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                     SHARES      VALUE+
                                                    --------- ------------
     Health Care -- (Continued)
     *   Omnicell, Inc.............................    35,405 $    970,097
     *   PDI, Inc..................................    14,978       54,969
         PerkinElmer, Inc..........................    76,500    3,535,830
         Pfizer, Inc............................... 3,950,849  113,389,366
     *   PharMerica Corp...........................    33,305      898,902
     *   Prestige Brands Holdings, Inc.............   111,489    3,433,861
     #*  Repligen Corp.............................    21,271      446,053
     #*  RTI Surgical, Inc.........................    73,086      334,003
     #*  Sciclone Pharmaceuticals, Inc.............    13,028       62,795
         Select Medical Holdings Corp..............    42,204      655,850
     #*  Skilled Healthcare Group, Inc. Class A....     9,380       55,811
     *   SunLink Health Systems, Inc...............     1,750        2,083
     #*  SurModics, Inc............................     5,593      106,211
     *   Symmetry Medical, Inc.....................    77,051      678,819
     #   Teleflex, Inc.............................    37,223    4,010,406
         Thermo Fisher Scientific, Inc.............   499,520   60,691,680
     *   Triple-S Management Corp. Class B.........    20,684      357,420
         UnitedHealth Group, Inc...................    89,716    7,271,482
     #   Universal American Corp...................    84,328      669,564
     *   VCA, Inc..................................    69,140    2,578,231
     *   WellCare Health Plans, Inc................    18,375    1,146,233
         WellPoint, Inc............................   504,640   55,414,518
     #*  Wright Medical Group, Inc.................    32,357      997,243
         Zoetis, Inc...............................   805,208   26,499,395
                                                              ------------
     Total Health Care.............................            490,537,165
                                                              ------------
     Industrials -- (13.1%)
     #   AAR Corp..................................    32,906      885,171
         ABM Industries, Inc.......................    64,500    1,587,345
     #   Aceto Corp................................    31,686      531,057
     #   Acme United Corp..........................     1,030       17,510
         Actuant Corp. Class A.....................    44,986    1,452,148
     #*  Adept Technology, Inc.....................    20,476      186,332
     #   ADT Corp. (The)...........................   197,193    6,862,316
     #*  AECOM Technology Corp.....................    23,177      786,859
     #*  Aegion Corp...............................    83,805    1,919,973
     #*  Aerovironment, Inc........................    35,065    1,104,197
         AGCO Corp.................................    58,973    2,872,575
     *   Air Transport Services Group, Inc.........     6,308       48,382
         Alamo Group, Inc..........................    22,751    1,081,355
         Alaska Air Group, Inc.....................   105,252    4,627,930
         Albany International Corp. Class A........    20,551      736,548
         Allegion P.L.C............................    71,036    3,653,381
         Alliant Techsystems, Inc..................    38,805    5,041,934
     o*  Allied Defense Group, Inc.................     2,645          212
         AMERCO....................................    29,431    7,745,062
     #*  Ameresco, Inc. Class A....................       981        7,377
     #   American Railcar Industries, Inc..........    20,003    1,368,605
     #*  AMREP Corp................................     1,159        6,629
     #   Apogee Enterprises, Inc...................    36,374    1,180,336
         ArcBest Corp..............................    12,135      385,044
         Argan, Inc................................        21          712
         Astec Industries, Inc.....................    22,925      891,095

                                     1887

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
 Industrials -- (Continued)
 #*  Atlas Air Worldwide Holdings, Inc...................    36,746 $ 1,257,448
 *   Avis Budget Group, Inc..............................    94,608   5,316,024
 #   Baltic Trading, Ltd.................................        40         204
 #   Barnes Group, Inc...................................    36,400   1,246,700
 #   Barrett Business Services, Inc......................    12,955     739,471
 #*  BlueLinx Holdings, Inc..............................    17,052      19,610
     Brady Corp. Class A.................................    38,500   1,006,775
 #   Briggs & Stratton Corp..............................    41,033     752,135
 #*  Builders FirstSource, Inc...........................    12,182      72,361
 *   CAI International, Inc..............................    17,082     326,095
 #*  Casella Waste Systems, Inc. Class A.................     9,162      43,245
 #*  CBIZ, Inc...........................................    38,149     311,296
     CDI Corp............................................    39,837     552,539
 #   Ceco Environmental Corp.............................     3,773      51,237
     Celadon Group, Inc..................................    24,642     523,396
     Chicago Rivet & Machine Co..........................       700      23,576
     CIRCOR International, Inc...........................     6,849     492,238
     Columbus McKinnon Corp..............................    17,542     407,851
     Comfort Systems USA, Inc............................    44,560     663,944
     Compx International, Inc............................       500       5,257
     Courier Corp........................................     8,245     107,597
 #   Covanta Holding Corp................................    94,292   1,925,443
 *   Covenant Transportation Group, Inc. Class A.........     7,080      84,181
 *   CPI Aerostructures, Inc.............................     4,626      54,818
 *   CRA International, Inc..............................     7,613     181,798
     CSX Corp............................................ 1,242,950  37,189,064
     Curtiss-Wright Corp.................................    46,353   2,943,879
 #*  DigitalGlobe, Inc...................................    21,971     574,542
     Douglas Dynamics, Inc...............................    30,234     504,908
 *   Ducommun, Inc.......................................    16,645     460,234
 *   Dycom Industries, Inc...............................    39,867   1,121,060
 #   Dynamic Materials Corp..............................     1,436      29,409
     Eastern Co. (The)...................................    10,193     164,719
     Eaton Corp. P.L.C...................................    78,508   5,332,263
     Ecology and Environment, Inc. Class A...............       900       9,324
     EMCOR Group, Inc....................................    50,540   2,068,602
     Encore Wire Corp....................................    19,966     837,374
 #*  Energy Recovery, Inc................................     1,783       7,988
 #   EnerSys.............................................    43,239   2,742,650
 #*  Engility Holdings, Inc..............................     7,988     276,065
     Ennis, Inc..........................................    48,483     687,489
 #*  EnPro Industries, Inc...............................    17,635   1,206,587
     ESCO Technologies, Inc..............................    17,601     590,514
     Espey Manufacturing & Electronics Corp..............     1,671      41,065
 *   Esterline Technologies Corp.........................    44,968   4,881,276
     Exelis, Inc.........................................    73,253   1,233,581
     Federal Signal Corp.................................    65,358     945,077
     FedEx Corp..........................................   142,324  20,904,549
     Fortune Brands Home & Security, Inc.................   149,626   5,654,367
 #*  Franklin Covey Co...................................     3,046      57,448
 #   FreightCar America, Inc.............................     9,404     202,938
 #*  FTI Consulting, Inc.................................    25,736     951,203
 #*  Furmanite Corp......................................    31,044     284,053

                                     1888

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    G&K Services, Inc. Class A..........................    29,714 $  1,428,946
#   GATX Corp...........................................    65,445    4,057,590
#*  Gencor Industries, Inc..............................     8,766       94,497
#   General Cable Corp..................................     8,357      185,776
    General Dynamics Corp...............................    28,674    3,348,263
    General Electric Co................................. 5,154,411  129,633,437
*   Genesee & Wyoming, Inc. Class A.....................     1,200      119,676
*   Gibraltar Industries, Inc...........................    42,111      618,611
*   GP Strategies Corp..................................    18,583      505,643
#   Granite Construction, Inc...........................    27,179      884,676
*   Great Lakes Dredge & Dock Corp......................    69,820      504,100
#   Greenbrier Cos., Inc. (The).........................    22,451    1,446,967
#   Griffon Corp........................................    67,323      725,069
*   H&E Equipment Services, Inc.........................    59,629    2,157,377
    Hardinge, Inc.......................................    19,132      228,245
    Harsco Corp.........................................    54,094    1,366,955
#*  Hawaiian Holdings, Inc..............................    18,070      251,715
    Heidrick & Struggles International, Inc.............    18,234      340,429
*   Hertz Global Holdings, Inc..........................   278,411    7,856,758
*   Hill International, Inc.............................    27,154      130,611
*   Hudson Global, Inc..................................    15,880       61,138
    Huntington Ingalls Industries, Inc..................    47,666    4,333,793
    Hurco Cos., Inc.....................................     7,910      253,990
*   Huron Consulting Group, Inc.........................     4,001      241,820
    Hyster-Yale Materials Handling, Inc.................    12,246      980,905
*   ICF International, Inc..............................    31,660    1,094,486
    Ingersoll-Rand P.L.C................................   213,109   12,528,678
    Insteel Industries, Inc.............................    17,578      322,556
#   International Shipholding Corp......................    11,354      240,705
#   Intersections, Inc..................................    26,279       96,970
#*  JetBlue Airways Corp................................   324,893    3,482,853
    Kadant, Inc.........................................     5,786      220,678
    KAR Auction Services, Inc...........................    18,100      530,511
    KBR, Inc............................................     3,600       74,376
    Kelly Services, Inc. Class A........................    41,722      665,049
    Kennametal, Inc.....................................     1,000       42,280
*   Key Technology, Inc.................................     3,199       41,715
    Kimball International, Inc. Class B.................    31,258      492,939
    Knightsbridge Tankers, Ltd..........................    14,861      169,415
*   Korn/Ferry International............................    33,148      975,214
*   Kratos Defense & Security Solutions, Inc............     2,711       19,790
    L-3 Communications Holdings, Inc....................   100,470   10,545,331
*   Lawson Products, Inc................................     8,847      167,208
#*  Layne Christensen Co................................    31,561      342,437
#   LB Foster Co. Class A...............................     6,682      311,715
#*  LMI Aerospace, Inc..................................    13,807      180,734
    LS Starrett Co. (The) Class A.......................     4,097       61,209
#   LSI Industries, Inc.................................    27,715      197,885
*   Lydall, Inc.........................................    14,605      368,484
    Manpowergroup, Inc..................................    22,886    1,782,591
    Marten Transport, Ltd...............................    47,782      967,108
    Matson, Inc.........................................    62,316    1,679,416
#   McGrath RentCorp....................................    17,552      606,422

                                     1889

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Metalico, Inc......................................  27,024 $    40,266
*   Mfri, Inc..........................................   8,900      97,989
    Miller Industries, Inc.............................  20,099     385,700
    Mobile Mini, Inc...................................  54,461   2,056,447
*   Moog, Inc. Class A.................................  35,339   2,333,081
    Mueller Industries, Inc............................  30,912     860,281
    Mueller Water Products, Inc. Class A............... 185,957   1,441,167
#   Multi-Color Corp...................................     308      12,126
*   MYR Group, Inc.....................................  19,582     485,829
#   National Presto Industries, Inc....................     571      36,601
*   Navigant Consulting, Inc...........................  12,297     200,687
#   NL Industries, Inc.................................  51,251     445,884
    NN, Inc............................................  18,396     533,484
    Norfolk Southern Corp.............................. 545,229  55,427,980
    Northrop Grumman Corp.............................. 337,038  41,546,674
*   Northwest Pipe Co..................................   8,801     315,516
#*  NOW, Inc...........................................  62,737   2,019,504
#*  Ocean Power Technologies, Inc......................   8,400      11,592
*   On Assignment, Inc.................................  53,951   1,457,216
*   Orbital Sciences Corp..............................  39,656   1,017,970
#*  Orion Energy Systems, Inc..........................   1,043       4,391
    Oshkosh Corp.......................................  14,466     668,619
    Owens Corning...................................... 149,300   5,083,665
*   PAM Transportation Services, Inc...................  19,428     675,317
    Pentair P.L.C...................................... 117,934   7,556,031
*   Pike Corp..........................................  22,013     177,425
    Powell Industries, Inc.............................   7,529     439,769
#*  PowerSecure International, Inc.....................  19,459     191,282
#   Providence and Worcester Railroad Co...............     850      14,866
    Quad/Graphics, Inc.................................   2,390      50,477
    Quanex Building Products Corp......................  21,431     366,256
*   Quanta Services, Inc............................... 168,307   5,636,601
    Raytheon Co........................................  96,954   8,800,515
*   RCM Technologies, Inc..............................  20,293     136,166
    Regal-Beloit Corp..................................  16,070   1,129,560
*   Republic Airways Holdings, Inc.....................  48,736     484,436
    Republic Services, Inc............................. 429,755  16,300,607
    Resources Connection, Inc..........................  25,955     391,920
#*  Roadrunner Transportation Systems, Inc.............     879      22,098
#*  Rush Enterprises, Inc. Class A.....................  32,603   1,148,604
#*  Rush Enterprises, Inc. Class B.....................  18,522     572,330
    Ryder System, Inc..................................  89,844   7,738,264
*   Saia, Inc..........................................   8,925     407,426
    SIFCO Industries, Inc..............................   6,623     185,378
    SkyWest, Inc.......................................  38,506     411,629
*   SL Industries, Inc.................................     300      10,854
    Southwest Airlines Co.............................. 645,761  18,262,121
*   Sparton Corp.......................................   9,132     252,408
    SPX Corp...........................................  12,803   1,269,161
#*  Standard Register Co. (The)........................   6,086      33,169
    Standex International Corp.........................  22,341   1,473,389
    Stanley Black & Decker, Inc........................ 154,919  13,547,667
    Steelcase, Inc. Class A............................  55,469     837,582

                                     1890

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Sterling Construction Co., Inc.....................  18,633 $    165,275
*   Supreme Industries, Inc. Class A...................   1,433        9,773
#   TAL International Group, Inc.......................  24,053    1,063,143
*   Tecumseh Products Co...............................  14,000       68,180
#   Terex Corp.........................................  27,578      951,717
    Tetra Tech, Inc....................................  45,222    1,097,990
#*  Titan Machinery, Inc...............................   2,883       42,265
*   TRC Cos., Inc......................................  28,708      144,401
    Trinity Industries, Inc............................ 183,814    8,021,643
#   Triumph Group, Inc.................................  57,456    3,639,838
*   Tutor Perini Corp..................................  33,844      921,572
#   Twin Disc, Inc.....................................     900       25,956
    Tyco International, Ltd............................ 240,619   10,382,710
*   Ultralife Corp.....................................  10,710       38,663
    UniFirst Corp......................................  18,705    1,818,313
    Union Pacific Corp................................. 888,128   87,311,864
#   United Stationers, Inc.............................  24,021      926,730
#   Universal Forest Products, Inc.....................  31,800    1,392,204
    URS Corp...........................................  84,698    4,850,654
#*  USA Truck, Inc.....................................  15,105      279,442
#*  UTi Worldwide, Inc.................................  16,157      152,845
#*  Veritiv Corp.......................................   9,437      376,725
*   Versar, Inc........................................   5,526       17,573
    Viad Corp..........................................  27,114      575,359
*   Virco Manufacturing Corp...........................  12,601       32,763
    VSE Corp...........................................     305       18,169
    Waste Connections, Inc.............................   2,800      132,552
#   Watts Water Technologies, Inc. Class A.............  53,615    3,134,333
#   Werner Enterprises, Inc............................  34,105      838,301
*   Wesco Aircraft Holdings, Inc.......................   6,228      118,021
#*  WESCO International, Inc...........................  11,687      917,313
*   Willdan Group, Inc.................................   1,000        7,720
*   Willis Lease Finance Corp..........................   6,713      152,922
#*  XPO Logistics, Inc.................................  12,216      377,352
                                                                ------------
Total Industrials......................................          688,023,552
                                                                ------------
Information Technology -- (6.6%)
    Activision Blizzard, Inc........................... 982,162   21,980,786
*   Acxiom Corp........................................   7,769      142,328
*   Advanced Energy Industries, Inc....................  47,985      807,108
*   Agilysys, Inc......................................  16,899      222,222
#*  Alpha & Omega Semiconductor, Ltd...................     419        3,834
*   Amtech Systems, Inc................................   8,571       83,824
#*  ANADIGICS, Inc.....................................  33,721       26,977
*   AOL, Inc........................................... 105,592    4,070,572
*   ARRIS Group, Inc................................... 140,787    4,810,692
*   Arrow Electronics, Inc............................. 182,170   10,556,752
#*  Ascent Solar Technologies, Inc.....................   1,951          683
    Astro-Med, Inc.....................................   6,285       84,282
*   Aviat Networks, Inc................................  44,931       58,410
    Avnet, Inc......................................... 139,400    5,900,802
    AVX Corp........................................... 172,540    2,346,544
#   Aware, Inc.........................................  14,326       61,459

                                     1891

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
  *   Axcelis Technologies, Inc........................    17,951 $    31,414
  *   AXT, Inc.........................................    20,506      44,088
  *   Bankrate, Inc....................................     4,453      75,078
      Bel Fuse, Inc. Class A...........................     4,174      96,294
      Bel Fuse, Inc. Class B...........................    18,286     432,281
  *   Benchmark Electronics, Inc.......................    93,903   2,267,757
      Black Box Corp...................................    26,448     547,474
  *   Blackhawk Network Holdings, Inc. Class B.........    25,926     723,076
  #*  Blucora, Inc.....................................    81,156   1,385,333
      Brocade Communications Systems, Inc..............   461,513   4,250,535
      Brooks Automation, Inc...........................    50,847     517,622
  *   Bsquare Corp.....................................     4,065      12,398
  *   BTU International, Inc...........................     1,600       5,344
  #*  CACI International, Inc. Class A.................    24,830   1,713,022
  *   Calix, Inc.......................................    16,027     148,891
  *   Cascade Microtech, Inc...........................    24,071     266,225
  *   Ceva, Inc........................................     3,580      50,943
  *   Checkpoint Systems, Inc..........................    27,235     333,356
  *   CIBER, Inc.......................................    85,855     299,634
      Cisco Systems, Inc...............................   131,037   3,306,064
      Cohu, Inc........................................    40,815     455,087
      Communications Systems, Inc......................    12,612     139,236
      Computer Sciences Corp...........................   205,559  12,824,826
      Comtech Telecommunications Corp..................    15,569     526,232
      Concurrent Computer Corp.........................    13,740     102,363
  #   Convergys Corp...................................   197,364   3,826,888
  *   CoreLogic, Inc...................................    96,545   2,626,024
      Corning, Inc..................................... 1,201,485  23,609,180
  #*  Cray, Inc........................................    12,866     341,206
      CSP, Inc.........................................     2,414      18,298
      CTS Corp.........................................    66,936   1,164,017
  #*  CyberOptics Corp.................................     9,134      75,264
  *   Datalink Corp....................................     1,412      15,956
  #*  Dataram Corp.....................................     1,257       3,809
  *   Digi International, Inc..........................    31,089     256,795
  *   Digital River, Inc...............................    22,145     316,452
  *   Diodes, Inc......................................     4,709     120,080
  *   DSP Group, Inc...................................    46,713     414,344
  #   EarthLink Holdings Corp..........................    83,735     329,916
  *   EchoStar Corp. Class A...........................    23,551   1,194,036
  *   Edgewater Technology, Inc........................    13,603      83,114
  #   Electro Rent Corp................................    40,561     618,555
  #   Electro Scientific Industries, Inc...............    36,298     217,062
  *   Electronics for Imaging, Inc.....................    58,110   2,560,908
  #*  Emcore Corp......................................       744       3,021
  #*  Emulex Corp......................................    52,269     307,342
  *   EnerNOC, Inc.....................................    13,197     236,490
  *   Entegris, Inc....................................       300       3,447
  *   Entropic Communications, Inc.....................     3,600      10,044
      EPIQ Systems, Inc................................    23,453     338,192
  *   ePlus, Inc.......................................     8,745     478,264
  #*  Euronet Worldwide, Inc...........................    23,278   1,164,831
  #*  Exar Corp........................................    51,341     494,414

                                     1892

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Fabrinet...........................................   4,055 $    75,423
#*  Fairchild Semiconductor International, Inc......... 118,008   1,796,082
    Fidelity National Information Services, Inc........ 151,857   8,564,735
#*  Finisar Corp.......................................  61,526   1,213,908
#*  First Solar, Inc...................................  28,266   1,783,867
*   FormFactor, Inc....................................  30,568     206,334
*   Frequency Electronics, Inc.........................  16,953     193,942
*   GSE Systems, Inc...................................  17,638      29,103
*   GSI Technology, Inc................................   9,236      59,110
    Hackett Group, Inc. (The)..........................  53,321     319,926
*   Harmonic, Inc......................................  35,712     214,272
    Hewlett-Packard Co................................. 718,074  25,570,615
*   Hutchinson Technology, Inc.........................  22,425      49,784
    IAC/InterActiveCorp................................ 125,298   8,420,026
#*  ID Systems, Inc....................................  17,291      98,905
*   Identiv, Inc.......................................   1,017      11,187
*   Imation Corp.......................................  28,996      93,367
*   Ingram Micro, Inc. Class A......................... 277,679   7,969,387
*   Insight Enterprises, Inc...........................  42,100   1,105,967
*   Integrated Device Technology, Inc.................. 177,893   2,554,543
    Integrated Silicon Solution, Inc...................  42,178     616,642
#   Intel Corp......................................... 176,618   5,985,584
#*  Internap Network Services Corp.....................  32,386     233,503
*   International Rectifier Corp.......................  79,000   1,962,360
*   Interphase Corp....................................   2,999      11,126
    Intersil Corp. Class A............................. 119,798   1,537,008
#*  Intevac, Inc.......................................   7,954      50,428
*   IntraLinks Holdings, Inc...........................   3,070      24,621
*   IntriCon Corp......................................   2,835      19,080
#*  Itron, Inc.........................................  33,397   1,201,624
    IXYS Corp..........................................   3,055      34,888
*   Juniper Networks, Inc.............................. 212,100   4,992,834
*   Kemet Corp.........................................   2,700      13,311
*   Key Tronic Corp....................................  17,623     186,804
*   Kulicke & Soffa Industries, Inc....................  71,688     976,391
#*  KVH Industries, Inc................................  35,149     457,289
*   Lattice Semiconductor Corp......................... 108,469     741,928
    Leidos Holdings, Inc...............................  10,850     400,799
#   Lexmark International, Inc. Class A................  35,849   1,721,827
#*  Limelight Networks, Inc............................  18,463      47,450
#   ManTech International Corp. Class A................  12,385     334,395
    Marchex, Inc. Class B..............................  32,883     361,713
    Marvell Technology Group, Ltd...................... 166,418   2,220,016
*   Maxwell Technologies, Inc..........................   2,521      27,428
*   Measurement Specialties, Inc.......................     251      21,583
    Mentor Graphics Corp...............................  35,620     703,495
*   Mercury Systems, Inc...............................   2,055      22,708
    Methode Electronics, Inc...........................  79,272   2,535,119
*   Micron Technology, Inc............................. 758,908  23,184,639
    MKS Instruments, Inc...............................  61,200   1,944,936
    MOCON, Inc.........................................     700      10,850
#*  ModusLink Global Solutions, Inc....................  68,955     257,202
#*  Nanometrics, Inc...................................  13,265     206,403

                                     1893

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   NCI, Inc. Class A..................................     686 $    6,160
*   NETGEAR, Inc.......................................     428     13,401
*   Newport Corp.......................................  64,756  1,120,926
#*  Novatel Wireless, Inc..............................  22,113     41,572
#*  OmniVision Technologies, Inc.......................  37,132    831,757
#*  Oplink Communications, Inc.........................  38,456    732,971
    Optical Cable Corp.................................  10,793     46,518
*   PAR Technology Corp................................  22,705     88,550
    Park Electrochemical Corp..........................   1,642     46,239
    PC Connection, Inc.................................  39,267    802,225
    PC-Tel, Inc........................................  33,870    255,380
*   PCM, Inc...........................................  10,471    103,663
    Perceptron, Inc....................................   8,428     94,815
*   Pericom Semiconductor Corp.........................  37,284    329,218
#*  Photronics, Inc....................................  79,712    635,305
*   Planar Systems, Inc................................   3,449      9,347
*   Plexus Corp........................................  10,626    417,921
*   PMC-Sierra, Inc.................................... 102,988    693,109
*   Polycom, Inc.......................................  36,977    474,045
*   Qualstar Corp......................................  12,400     16,244
*   Qumu Corp..........................................     800     10,520
#*  Radisys Corp.......................................   9,762     31,629
*   Rambus, Inc........................................   1,069     12,304
*   RealNetworks, Inc..................................  30,402    228,623
    Reis, Inc..........................................  13,511    291,973
#   RF Industries, Ltd.................................   2,823     14,962
#   Richardson Electronics, Ltd........................  24,525    244,514
#*  Rofin-Sinar Technologies, Inc......................   4,978    108,670
*   Rogers Corp........................................   7,543    432,666
*   Rosetta Stone, Inc.................................   1,466     14,132
#*  Rovi Corp..........................................  19,000    444,030
#*  Rudolph Technologies, Inc..........................  45,996    423,623
    SanDisk Corp.......................................  13,097  1,201,126
*   Sanmina Corp.......................................  39,846    928,013
*   ScanSource, Inc....................................  14,745    528,018
#   Science Applications International Corp............   6,199    258,932
*   Seachange International, Inc.......................  39,044    292,440
*   ShoreTel, Inc......................................   3,200     19,776
*   Sigma Designs, Inc.................................  11,784     49,964
#*  Smith Micro Software, Inc..........................     500        530
*   SMTC Corp..........................................   1,200      2,292
*   Sonus Networks, Inc................................  33,110    116,878
#*  Spansion, Inc. Class A.............................  21,173    401,652
#*  Speed Commerce, Inc................................     336      1,045
*   SS&C Technologies Holdings, Inc....................  25,793  1,117,095
*   StarTek, Inc.......................................  27,060    192,397
#*  SunEdison, Inc..................................... 154,224  3,084,480
#*  SunPower Corp......................................  18,322    672,967
*   Super Micro Computer, Inc..........................   5,886    154,037
*   support.com, Inc...................................  25,400     60,452
*   Sykes Enterprises, Inc.............................  20,292    420,044
#*  SYNNEX Corp........................................  55,900  3,605,550
*   Tech Data Corp.....................................  82,952  5,208,556

                                     1894

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   TeleCommunication Systems, Inc. Class A............    54,047 $    170,248
*   Telenav, Inc.......................................     9,865       49,029
#   Teradyne, Inc......................................    26,789      488,096
#   Tessco Technologies, Inc...........................     8,689      265,015
    Tessera Technologies, Inc..........................    48,635    1,235,815
    TheStreet, Inc.....................................    35,273       85,713
*   TriQuint Semiconductor, Inc........................    59,493    1,069,684
*   TSR, Inc...........................................       550        1,722
#*  TTM Technologies, Inc..............................    62,635      470,389
    United Online, Inc.................................    17,780      190,424
#*  Veeco Instruments, Inc.............................    15,978      554,596
#*  Viasystems Group, Inc..............................    11,376      111,371
*   Vicon Industries, Inc..............................     5,787       13,339
*   Video Display Corp.................................       600        1,908
*   Virtusa Corp.......................................    30,064      940,402
#   Vishay Intertechnology, Inc........................   228,349    3,363,581
*   Vishay Precision Group, Inc........................    24,277      350,317
*   Westell Technologies, Inc. Class A.................    16,329       28,249
    Western Digital Corp...............................   212,781   21,241,927
*   Xcerra Corp........................................    20,165      188,543
    Xerox Corp......................................... 1,188,277   15,756,553
*   XO Group, Inc......................................     6,284       70,192
*   Yahoo!, Inc........................................ 1,048,770   37,556,454
*   Zynga, Inc. Class A................................   170,882      498,975
                                                                  ------------
Total Information Technology...........................            347,952,062
                                                                  ------------
Materials -- (3.1%)
    A Schulman, Inc....................................    32,960    1,309,830
    Alcoa, Inc.........................................   888,828   14,567,891
    Allegheny Technologies, Inc........................    22,777      857,554
#*  AM Castle & Co.....................................    36,370      301,144
#   Ampco-Pittsburgh Corp..............................     4,007       80,821
    Ashland, Inc.......................................   112,560   11,779,404
    Axiall Corp........................................    26,423    1,131,697
    Bemis Co., Inc.....................................    24,092      939,829
    Cabot Corp.........................................    46,280    2,424,609
*   Century Aluminum Co................................    15,822      297,454
#*  Chemtura Corp......................................    49,368    1,148,300
*   Clearwater Paper Corp..............................    16,822    1,137,167
#   Cliffs Natural Resources, Inc......................    35,738      623,628
*   Coeur Mining, Inc..................................   128,160      999,648
    Commercial Metals Co...............................    85,208    1,468,986
*   Continental Materials Corp.........................       100        1,680
*   Core Molding Technologies, Inc.....................    11,847      156,973
    Cytec Industries, Inc..............................    64,700    6,524,995
    Domtar Corp........................................    61,834    2,221,077
    Dow Chemical Co. (The).............................    14,000      714,980
*   Ferro Corp.........................................    42,247      529,777
    Freeport-McMoRan, Inc..............................   147,916    5,505,434
    Friedman Industries, Inc...........................    16,110      140,479
#   FutureFuel Corp....................................     6,104       96,199
*   Graphic Packaging Holding Co.......................   154,000    1,848,000
    Greif, Inc. Class A................................     4,885      245,129

                                     1895

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
*   Headwaters, Inc....................................  23,663 $    252,957
#   Hecla Mining Co.................................... 203,366      642,637
#*  Horsehead Holding Corp.............................  49,015      918,051
    Huntsman Corp......................................  50,242    1,308,804
    International Paper Co............................. 493,615   23,446,712
#   Kaiser Aluminum Corp...............................  27,181    2,098,917
*   KapStone Paper and Packaging Corp..................  80,984    2,408,464
*   Kraton Performance Polymers, Inc...................   5,435      112,015
#   Kronos Worldwide, Inc..............................   4,331       64,575
#*  Landec Corp........................................  37,056      452,454
#*  Louisiana-Pacific Corp............................. 173,457    2,348,608
    LyondellBasell Industries NV Class A...............  71,793    7,628,006
    Martin Marietta Materials, Inc.....................  23,633    2,935,928
    Materion Corp......................................  18,497      597,638
    MeadWestvaco Corp.................................. 188,451    7,877,252
*   Mercer International, Inc..........................  21,725      216,381
    Minerals Technologies, Inc.........................  34,280    1,990,640
    Myers Industries, Inc..............................  64,720    1,196,026
    Neenah Paper, Inc..................................   7,684      381,280
*   Northern Technologies International Corp...........   3,035       61,610
    Nucor Corp.........................................  83,945    4,215,718
#   Olin Corp..........................................  62,261    1,654,275
#   Olympic Steel, Inc.................................   9,986      218,993
#   OM Group, Inc......................................  42,299    1,195,793
*   Penford Corp.......................................  26,122      320,778
    PH Glatfelter Co...................................  50,600    1,204,280
#   PolyOne Corp.......................................   8,983      340,905
    Reliance Steel & Aluminum Co.......................  93,801    6,401,918
*   Resolute Forest Products, Inc......................   1,817       27,964
    Rock-Tenn Co. Class A..............................  26,305    2,615,506
*   RTI International Metals, Inc......................  50,032    1,243,796
#   Schnitzer Steel Industries, Inc. Class A...........  14,397      384,544
    Sensient Technologies Corp.........................  38,101    2,000,302
    Steel Dynamics, Inc................................  94,919    2,013,232
#*  Stillwater Mining Co...............................  59,549    1,065,927
*   SunCoke Energy, Inc................................  62,210    1,420,254
#   Synalloy Corp......................................   5,144       86,111
    Tredegar Corp......................................  40,177      785,059
    Tronox, Ltd. Class A...............................   1,600       42,464
#*  Universal Stainless & Alloy Products, Inc..........   9,093      262,151
    Vulcan Materials Co................................  58,246    3,677,070
    Wausau Paper Corp..................................  13,070      131,615
    Westlake Chemical Corp............................. 158,152   13,820,903
    Worthington Industries, Inc........................  47,320    1,809,990
                                                                ------------
Total Materials........................................          160,931,188
                                                                ------------
Other -- (0.0%)
o*  Gerber Scientific, Inc. Escrow Shares..............  47,409           --

                                     1896

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Other -- (Continued)
o*   Petrocorp, Inc. Escrow Shares....................       900 $           --
                                                                 --------------
Total Other...........................................                       --
                                                                 --------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)............................     5,052        173,839
                                                                 --------------
Telecommunication Services -- (4.2%)
     AT&T, Inc........................................ 4,065,906    144,705,595
#    Atlantic Tele-Network, Inc.......................        84          4,915
#    CenturyLink, Inc.................................   510,163     20,018,796
#    Frontier Communications Corp.....................   696,949      4,565,016
*    General Communication, Inc. Class A..............    45,867        506,372
#*   Iridium Communications, Inc......................    14,800        121,064
     Lumos Networks Corp..............................       500          7,670
#*   ORBCOMM, Inc.....................................    44,499        279,454
#*   Premiere Global Services, Inc....................     2,000         26,200
#    Shenandoah Telecommunications Co.................     3,026         83,850
     Spok Holdings, Inc...............................    12,522        187,454
*    Sprint Corp......................................   824,326      6,058,796
*    T-Mobile US, Inc.................................   113,786      3,748,111
     Telephone & Data Systems, Inc....................   154,629      3,865,725
#*   United States Cellular Corp......................    33,568      1,312,173
     Verizon Communications, Inc......................   644,888     32,515,253
*    Vonage Holdings Corp.............................    85,934        299,050
                                                                 --------------
Total Telecommunication Services......................              218,305,494
                                                                 --------------
Utilities -- (0.3%)
*    Calpine Corp.....................................    62,921      1,386,778
     Consolidated Water Co., Ltd......................     6,656         69,156
#*   Genie Energy, Ltd. Class B.......................     5,000         34,650
     NRG Energy, Inc..................................   367,799     11,387,057
#    Ormat Technologies, Inc..........................    20,134        519,256
     SJW Corp.........................................     6,569        176,115
     UGI Corp.........................................    52,659      2,556,068
                                                                 --------------
Total Utilities.......................................               16,129,080
                                                                 --------------
TOTAL COMMON STOCKS...................................            4,960,143,417
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Leap Wireless International, Inc. Contingent
       Value Rights...................................     8,393         21,150
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16..     8,220             --

                                     1897

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
    o#*   Unity Bancorp, Inc. Rights 08/08/14.....      3,306 $          232
                                                              --------------
    TOTAL RIGHTS/WARRANTS.........................                    21,382
                                                              --------------
    TEMPORARY CASH INVESTMENTS -- (0.2%)
          State Street Institutional Liquid
            Reserves, 0.068%...................... 13,008,390     13,008,390
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
    SECURITIES LENDING COLLATERAL -- (4.9%)
    (S)@  DFA Short Term Investment Fund.......... 22,022,778    254,803,537
                                                              --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,994,378,783)^^.....................            $5,227,976,726
                                                              ==============

                                     1898

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  894,607,545           --   --    $  894,607,545
   Consumer Staples..............    348,686,611           --   --       348,686,611
   Energy........................    876,236,860           --   --       876,236,860
   Financials....................    918,532,352 $     27,669   --       918,560,021
   Health Care...................    490,537,165           --   --       490,537,165
   Industrials...................    688,023,340          212   --       688,023,552
   Information Technology........    347,952,062           --   --       347,952,062
   Materials.....................    160,931,188           --   --       160,931,188
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        173,839           --   --           173,839
   Telecommunication Services....    218,305,494           --   --       218,305,494
   Utilities.....................     16,129,080           --   --        16,129,080
Rights/Warrants..................             --       21,382   --            21,382
Temporary Cash Investments.......     13,008,390           --   --        13,008,390
Securities Lending Collateral....             --  254,803,537   --       254,803,537
                                  -------------- ------------   --    --------------
TOTAL............................ $4,973,123,926 $254,852,800   --    $5,227,976,726
                                  ============== ============   ==    ==============

                                     1899

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2014, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an

                                     1900

International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognizes transfers between the levels as of the end of the period. As of July 31, 2014, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $324,394 and $441,326 (in thousands), respectively, that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2014.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series.............. $11,498,560,553
The DFA International Value Series...........   8,705,773,246
The Japanese Small Company Series............   2,592,577,299
The Asia Pacific Small Company Series........   1,796,643,970
The United Kingdom Small Company Series......   1,517,257,045
The Continental Small Company Series.........   2,972,976,872
The Emerging Markets Series..................   3,209,432,307
The Emerging Markets Small Cap Series........   4,790,956,920
The Tax-Managed U.S. Marketwide Value Series.   2,995,030,385

                                     1901

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and a motion to dismiss on behalf of all shareholder defendants in the Committee Action was filed on May 23, 2014. Briefing on the motion to dismiss will be completed by July 2014, with oral argument on the motion to be held thereafter. The Committee Action is stayed pending the disposition of the motion to dismiss.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1902

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
 COMMON STOCKS -- (88.6%)
 BRAZIL -- (6.0%)
     ALL--America Latina Logistica SA.................  1,495,046 $  5,733,069
 *   Banco ABC Brasil SA..............................     27,969      160,016
     Banco Alfa de Investimento SA....................     82,200      224,635
     Banco do Brasil SA............................... 10,290,573  125,732,092
 *   Banco Panamericano SA............................    796,586    1,193,782
     Banco Santander Brasil SA........................  3,033,726   20,378,616
     Banco Santander Brasil SA ADR.................... 17,807,476  119,666,239
     Bematech SA......................................    773,500    2,860,458
 *   BHG SA--Brazil Hospitality Group.................    235,414    1,412,225
     BM&FBovespa SA................................... 17,273,387   92,200,867
     BrasilAgro--Co. Brasileira de Propriedades
       Agricolas......................................     26,400      112,989
 #   Braskem SA Sponsored ADR.........................    449,529    5,578,655
 *   Brookfield Incorporacoes SA......................  7,174,000    4,806,382
     Cia Providencia Industria e Comercio SA..........    359,200    1,204,854
 *   CR2 Empreendimentos Imobiliarios SA..............     91,200      118,585
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes..................................    765,500    4,241,249
     Eternit SA.......................................    109,501      414,595
     Even Construtora e Incorporadora SA..............  5,161,239   14,195,540
 *   Fertilizantes Heringer SA........................    299,000    1,113,631
 *   Fibria Celulose SA...............................  2,182,200   21,420,427
 #*  Fibria Celulose SA Sponsored ADR.................  3,877,210   38,229,290
 *   Forjas Taurus SA(B010W80)........................    128,229       64,432
 *   Forjas Taurus SA(BN33W55)........................    209,431       96,927
     Gafisa SA........................................  1,945,578    2,829,932
 #   Gafisa SA ADR....................................  3,189,882    9,218,759
 *   General Shopping Brasil SA.......................    113,130      431,328
     Gerdau SA........................................  2,014,063    9,569,851
 #   Gerdau SA Sponsored ADR.......................... 15,421,303   90,677,262
     Grendene SA......................................    178,704    1,043,671
 *   Hypermarcas SA...................................  1,087,746    8,673,201
     Industrias Romi SA...............................    592,600    1,016,072
     JBS SA........................................... 18,033,940   66,372,848
     JHSF Participacoes SA............................    625,027    1,022,083
     Kepler Weber SA..................................     47,487    1,016,196
     Klabin SA........................................  2,525,049   12,632,201
 *   Log-in Logistica Intermodal SA...................    764,700    2,039,200
     Magnesita Refratarios SA.........................  3,287,266    6,505,708
 *   Marfrig Global Foods SA..........................  5,057,848   14,758,327
     MRV Engenharia e Participacoes SA................  5,998,572   19,248,310
 *   Paranapanema SA..................................  4,362,343    5,095,409
 *   PDG Realty SA Empreendimentos e Participacoes.... 28,732,719   18,363,611
     Petroleo Brasileiro SA...........................  5,246,008   41,598,098
 #   Petroleo Brasileiro SA ADR....................... 18,327,471  292,139,888
     Positivo Informatica SA..........................    323,257      290,664
     Profarma Distribuidora de Produtos Farmaceuticos
       SA.............................................    287,625    1,787,554
     QGEP Participacoes SA............................  1,120,714    4,638,459
     Rodobens Negocios Imobiliarios SA................    356,116    1,685,812
 *   Rossi Residencial SA.............................  9,623,828    6,023,509
     Sao Carlos Empreendimentos e Participacoes SA....     51,800      833,366
     Sao Martinho SA..................................    511,163    8,557,122
     SLC Agricola SA..................................  1,039,991    7,769,850

                                     1903

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------- --------------
 BRAZIL -- (Continued)
 *   Springs Global Participacoes SA..............     1,359,800 $      527,437
 *   Sul America SA...............................            --             --
     Tecnisa SA...................................     1,529,327      4,475,915
     Tereos Internacional SA......................       595,672        643,260
     TPI--Triunfo Participacoes e Investimentos
       SA.........................................       421,200      1,225,309
     Trisul SA....................................        95,461        161,574
 *   Usinas Siderurgicas de Minas Gerais SA.......     1,794,340      5,813,068
     Vale SA......................................     2,270,304     32,572,295
 #   Vale SA Sponsored ADR........................    11,711,782    168,064,072
 *   Vanguarda Agro SA............................     3,986,879      3,971,502
     Via Varejo SA................................       167,924        540,317
                                                                 --------------
 TOTAL BRAZIL.....................................                1,314,992,595
                                                                 --------------
 CHILE -- (1.3%)..................................
     CAP SA.......................................       142,860      1,935,751
     Cementos BIO BIO SA..........................       665,307        596,128
     Cencosud SA..................................     2,592,253      8,066,378
     Cencosud SA ADR..............................        28,386        263,138
     Cia General de Electricidad SA...............     1,395,591      6,294,468
 *   Cia Sud Americana de Vapores SA..............    57,702,158      2,622,688
     Cintac SA....................................       155,202         29,438
     Corpbanca SA................................. 1,137,122,867     13,430,068
     Cristalerias de Chile SA.....................       264,624      1,850,374
     Cruz Blanca Salud SA.........................       173,352        146,948
     CTI SA.......................................         5,615          6,862
     Embotelladora Andina SA Class A ADR..........        19,478        351,578
     Empresas CMPC SA.............................    21,832,602     49,235,279
     Empresas COPEC SA............................     2,025,010     24,799,053
     Empresas Hites SA............................     1,623,848        851,056
     Empresas Iansa SA............................    49,008,058      1,692,060
     Enersis SA...................................    82,558,367     27,747,971
     Enersis SA Sponsored ADR.....................     5,733,186     96,661,516
     Gasco SA.....................................       160,580      1,094,806
     Grupo Security SA............................     1,143,589        377,834
     Inversiones Aguas Metropolitanas SA..........     6,124,238      9,688,743
 *   Invexans SA..................................    62,468,321        982,842
 *   Latam Airlines Group SA......................       654,399      7,699,081
 #*  Latam Airlines Group SA Sponsored ADR........       361,872      4,241,140
     Masisa SA....................................    43,593,930      1,995,156
     Parque Arauco SA.............................        27,593         51,613
     PAZ Corp. SA.................................     2,093,717      1,207,850
     Ripley Corp. SA..............................    12,007,541      7,193,651
     Salfacorp SA.................................     2,481,275      1,886,885
     Sigdo Koppers SA.............................        31,043         45,990
     Sociedad Matriz SAAM SA......................    52,294,785      4,388,143
     Sociedad Quimica y Minera de Chile SA
       Class A....................................         9,564        273,872
     Socovesa SA..................................     5,773,726      1,319,207
 *   Tech Pack SA.................................       642,230        339,062
     Vina Concha y Toro SA........................     1,495,294      2,927,695
     Vina Concha y Toro SA Sponsored ADR..........         1,913         74,148

                                     1904

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 CHILE -- (Continued)
     Vina San Pedro Tarapaca SA.......................  57,038,434 $    422,730
                                                                   ------------
 TOTAL CHILE..........................................              282,791,202
                                                                   ------------
 CHINA -- (14.2%).....................................
 #   361 Degrees International, Ltd...................   7,333,000    1,714,422
     Agile Property Holdings, Ltd.....................  19,424,000   16,602,881
     Agricultural Bank of China, Ltd. Class H......... 255,464,000  123,759,610
     Air China, Ltd. Class H..........................  15,394,000    9,413,364
 #*  Aluminum Corp. of China, Ltd. ADR................     300,321    3,435,672
 #*  Aluminum Corp. of China, Ltd. Class H............  23,250,000   10,627,524
     AMVIG Holdings, Ltd..............................   5,605,100    2,103,326
 #   Angang Steel Co., Ltd. Class H...................  14,478,640   10,685,201
     Anhui Tianda Oil Pipe Co., Ltd...................   2,847,412      643,296
     Anxin-China Holdings, Ltd........................   6,108,000      769,890
 #   Asia Cement China Holdings Corp..................   7,617,000    5,617,533
 #   Asian Citrus Holdings, Ltd.......................   7,229,000    1,561,318
 *   Ausnutria Dairy Corp., Ltd.......................     268,000        9,475
 *   AVIC International Holding HK, Ltd...............  13,688,285      569,180
 *   AVIC International Holdings, Ltd.................   2,562,000    1,022,583
     Bank of China, Ltd. Class H...................... 763,167,331  363,728,619
     Bank of Communications Co., Ltd. Class H.........  98,844,574   75,735,270
 #   Baoye Group Co., Ltd. Class H....................   2,803,120    1,709,781
     BBMG Corp. Class H...............................   9,452,000    7,325,427
     Beijing Capital International Airport Co., Ltd.
       Class H........................................  24,271,599   16,697,976
     Beijing Capital Land, Ltd. Class H...............  18,113,060    6,747,371
     Beijing Enterprises Holdings, Ltd................   3,868,500   33,711,331
 #   Beijing North Star Co., Ltd. Class H.............   8,512,000    2,326,619
     Boer Power Holdings, Ltd.........................     307,000      372,323
     BYD Electronic International Co., Ltd............  10,459,136    7,681,028
     C C Land Holdings, Ltd...........................  20,944,286    4,575,119
     Carrianna Group Holdings Co., Ltd................   3,630,391      692,253
     Central China Real Estate, Ltd...................   8,241,350    2,407,497
 #*  Chaoda Modern Agriculture Holdings, Ltd..........  37,445,412    1,123,365
 *   Chigo Holding, Ltd...............................  49,744,000    1,187,834
 #   China Aerospace International Holdings, Ltd......  32,830,000    3,443,218
     China Agri-Industries Holdings, Ltd..............  19,374,500    8,405,424
     China Aoyuan Property Group, Ltd.................  15,304,000    2,824,036
 *   China Automation Group, Ltd......................   7,187,000    1,458,618
     China BlueChemical, Ltd..........................   3,682,878    1,901,604
     China CITIC Bank Corp., Ltd. Class H.............  93,161,716   61,684,222
 #   China Coal Energy Co., Ltd. Class H..............  48,417,000   29,161,184
     China Communications Construction Co., Ltd.
       Class H........................................  56,378,327   42,739,225
     China Communications Services Corp., Ltd.
       Class H........................................  29,923,071   14,621,588
     China Construction Bank Corp. Class H............ 542,030,940  416,105,446
 #*  China COSCO Holdings Co., Ltd. Class H...........  27,828,500   11,965,345
     China Dongxiang Group Co., Ltd...................  32,531,127    6,370,964
 #*  China Eastern Airlines Corp., Ltd. Class H.......     642,000      202,188
 *   China Energine International Holdings, Ltd.......     978,390       80,493
     China Everbright, Ltd............................  12,195,869   18,818,230
     China Glass Holdings, Ltd........................   9,284,000    1,222,086
 *   China Green Holdings, Ltd........................   5,013,800      260,484
 *   China High Precision Automation Group, Ltd.......     429,000       67,532
 #*  China High Speed Transmission Equipment Group
       Co., Ltd.......................................  16,532,000   12,895,700

                                     1905

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   China Hongqiao Group, Ltd.........................   2,745,500 $  2,348,825
*   China Huiyuan Juice Group, Ltd....................   4,899,483    2,195,229
#   China ITS Holdings Co., Ltd.......................   7,552,000    1,222,125
#   China Lumena New Materials Corp...................  52,602,000    8,484,139
    China Merchants Bank Co., Ltd. Class H............  10,448,596   21,142,700
    China Merchants Holdings International Co., Ltd...   5,641,958   18,979,215
    China Merchants Land, Ltd.........................   4,798,000      714,606
#*  China Metal Recycling Holdings, Ltd...............   3,259,800      743,650
*   China Mining Resources Group, Ltd.................  17,761,100      182,237
#   China Minsheng Banking Corp., Ltd. Class H........  61,191,500   63,209,875
#   China National Building Material Co., Ltd.
      Class H.........................................  37,042,000   36,931,305
#   China National Materials Co., Ltd.................  14,631,000    3,377,861
*   China New Town Development Co., Ltd...............  17,740,522    1,042,307
*   China Nickel Resources Holdings Co., Ltd..........   5,020,000      165,173
*   China Oriental Group Co., Ltd.....................      26,000        3,892
#   China Overseas Grand Oceans Group, Ltd............     382,000      308,420
#   China Petroleum & Chemical Corp. ADR..............   1,255,935  122,629,474
    China Petroleum & Chemical Corp. Class H.......... 153,367,575  150,147,530
#*  China Precious Metal Resources Holdings
      Co., Ltd........................................  20,050,000    2,661,487
*   China Properties Group, Ltd.......................   6,725,000    1,494,645
    China Qinfa Group, Ltd............................   6,458,000      321,192
    China Railway Construction Corp., Ltd. Class H....  27,067,014   25,873,887
    China Railway Group, Ltd. Class H.................  31,348,000   16,685,098
*   China Rare Earth Holdings, Ltd....................  18,343,000    2,501,439
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................  20,070,000    4,055,121
#   China SCE Property Holdings, Ltd..................   4,840,000      977,795
    China Shanshui Cement Group, Ltd..................  16,327,000    5,887,158
    China Shenhua Energy Co., Ltd. Class H............   4,174,000   12,299,980
#*  China Shipping Container Lines Co., Ltd.
      Class H.........................................  53,652,700   15,496,454
*   China Shipping Development Co., Ltd. Class H......   6,069,488    3,993,946
    China South City Holdings, Ltd....................   5,010,462    2,510,784
    China Southern Airlines Co., Ltd. Class H.........  21,276,000    7,194,368
    China Starch Holdings, Ltd........................  18,995,000      475,808
*   China Taifeng Beddings Holdings, Ltd..............     640,000      113,382
    China Tianyi Holdings, Ltd........................   2,608,000      411,704
*   China Tontine Wines Group, Ltd....................   5,828,000      250,940
    China Travel International Investment Hong Kong,
      Ltd.............................................  52,275,631   12,445,709
    China Unicom Hong Kong, Ltd.......................   2,150,000    3,755,837
#   China Unicom Hong Kong, Ltd. ADR..................   7,285,774  126,553,894
    China Vanadium Titano--Magnetite Mining Co.,
      Ltd.............................................  14,828,000    1,808,314
#*  China Yurun Food Group, Ltd.......................   7,926,000    3,788,290
    China ZhengTong Auto Services Holdings, Ltd.......   1,372,500      759,589
#   China Zhongwang Holdings, Ltd.....................  21,864,554    7,873,711
*   Chongqing Iron & Steel Co., Ltd. Class H..........   3,386,000      756,272
    Chongqing Machinery & Electric Co., Ltd.
      Class H.........................................  18,826,000    3,038,786
    Chongqing Rural Commercial Bank Class H...........  16,384,000    8,103,677
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................   4,115,000    1,462,689
#   CITIC Pacific, Ltd................................  15,497,000   30,945,232
*   CITIC Resources Holdings, Ltd.....................  36,698,000    5,457,009
#*  Citychamp Watch & Jewellery Group, Ltd............  22,761,108    2,923,406
    Clear Media, Ltd..................................     600,000      587,844
*   Coastal Greenland, Ltd............................   3,303,000      116,419
#*  Comtec Solar Systems Group, Ltd...................   9,836,000    1,627,127

                                     1906

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
CHINA -- (Continued)
    Cosco International Holdings, Ltd..................   9,474,000 $  3,987,193
    COSCO Pacific, Ltd.................................  22,542,963   33,932,889
*   DaChan Food Asia, Ltd..............................   3,297,000      407,866
#   Dah Chong Hong Holdings, Ltd.......................     564,000      345,728
#   Dalian Port PDA Co., Ltd. Class H..................  14,226,000    4,122,877
    Dongyue Group, Ltd.................................   1,910,000      873,473
*   Dynasty Fine Wines Group, Ltd......................   9,228,600      321,510
    Embry Holdings, Ltd................................     544,000      306,873
#   Evergrande Real Estate Group, Ltd..................  73,433,000   31,829,826
    Evergreen International Holdings, Ltd..............   1,628,000      208,828
#   Fantasia Holdings Group Co., Ltd...................  18,989,515    2,311,948
    Fosun International, Ltd...........................  11,902,244   15,115,972
    Franshion Properties China, Ltd....................  47,556,580   13,962,411
#   Fufeng Group, Ltd..................................   2,745,000    1,061,758
*   Global Bio-Chem Technology Group Co., Ltd..........  27,044,360    1,039,990
*   Global Sweeteners Holdings, Ltd....................   9,846,350      495,522
*   Glorious Property Holdings, Ltd....................  41,022,000    6,064,590
#   Golden Meditech Holdings, Ltd......................   9,303,112    1,492,397
#   Goldlion Holdings, Ltd.............................   1,448,000      623,230
#   GOME Electrical Appliances Holding, Ltd............  77,549,000   13,089,526
    Greenland Hong Kong Holdings, Ltd..................   3,841,575    1,894,996
    Greentown China Holdings, Ltd......................   9,099,091   11,705,477
    Guangdong Land Holdings, Ltd.......................   1,178,000      259,528
    Guangshen Railway Co., Ltd. Class H................     888,000      356,669
#   Guangshen Railway Co., Ltd. Sponsored ADR..........     426,392    8,553,423
    Guangzhou Automobile Group Co., Ltd. Class H.......  19,321,572   21,666,602
    Guangzhou R&F Properties Co., Ltd..................  12,951,914   18,989,503
    Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................     633,000      141,871
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................   1,989,000    1,733,862
#   Hanergy Solar Group, Ltd...........................  36,580,000    5,730,543
#   Harbin Electric Co., Ltd. Class H..................  10,851,474    7,281,936
*   Heng Tai Consumables Group, Ltd....................  61,125,195    1,102,218
    Hengdeli Holdings, Ltd.............................     168,000       29,205
*   Hidili Industry International Development, Ltd.....  16,270,000    2,115,074
#*  HKC Holdings, Ltd..................................  33,708,878    1,016,936
    Honghua Group, Ltd.................................     565,000      138,459
    Hopefluent Group Holdings, Ltd.....................     374,000      129,439
#*  Hopson Development Holdings, Ltd...................  11,192,000   12,484,779
    Hua Han Bio-Pharmaceutical Holdings, Ltd...........   6,481,429    1,807,816
    Hutchison Harbour Ring, Ltd........................   6,028,000      457,623
    Industrial & Commercial Bank of China, Ltd. Class H 302,174,996  206,475,311
    Inspur International, Ltd..........................   4,131,343      871,948
    Jiangxi Copper Co., Ltd. Class H...................   8,607,000   16,387,531
    Jingwei Textile Machinery Class H..................      50,000       47,640
#   Ju Teng International Holdings, Ltd................  11,604,249    7,753,288
    Jutal Offshore Oil Services, Ltd...................     316,000      116,905
*   Kai Yuan Holdings, Ltd.............................  53,460,000      870,475
#   Kaisa Group Holdings, Ltd..........................  22,755,632    8,312,705
    Kasen International Holdings, Ltd..................   1,885,000      389,825
    Kingboard Chemical Holdings, Ltd...................   9,278,845   19,470,863
    Kingboard Laminates Holdings, Ltd..................   8,667,500    3,577,508
    KWG Property Holding, Ltd..........................  19,984,500   14,590,974
    Lai Fung Holdings, Ltd.............................  55,094,560    1,288,145

                                     1907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
    Lee & Man Paper Manufacturing, Ltd.................   6,334,000 $ 3,850,554
*   Lianhua Supermarket Holdings Co., Ltd. Class H.....     101,000      55,549
*   Lingbao Gold Co., Ltd. Class H.....................   3,826,000     670,857
*   LK Technology Holdings, Ltd........................     112,500      11,250
#   Lonking Holdings, Ltd..............................  24,606,000   4,404,068
*   Loudong General Nice Resources China Holdings, Ltd.  21,592,800   1,481,195
*   Maanshan Iron & Steel Co., Ltd. Class H............  22,204,000   5,178,489
    Maoye International Holdings, Ltd..................  11,139,000   1,873,382
#   Metallurgical Corp. of China, Ltd. Class H.........  24,678,659   5,404,378
    MIE Holdings Corp..................................   3,704,000     629,747
    MIN XIN Holdings, Ltd..............................   1,376,418     748,997
*   Mingfa Group International Co., Ltd................     501,000     116,102
#   Minmetals Land, Ltd................................  19,829,205   2,727,000
    Minth Group, Ltd...................................   2,080,000   3,968,263
#   MMG, Ltd...........................................  12,452,000   4,960,581
#   New World China Land, Ltd..........................  24,698,600  14,759,275
    New World Department Store China, Ltd..............     869,000     382,848
#   Nine Dragons Paper Holdings, Ltd...................  21,249,000  17,456,377
*   O-Net Communications Group, Ltd....................   3,321,000     927,482
    Overseas Chinese Town Asia Holdings, Ltd...........     208,000      76,485
#   Parkson Retail Group, Ltd..........................   6,241,000   1,867,240
    Peak Sport Products Co., Ltd.......................  10,288,000   2,724,456
#   Poly Property Group Co., Ltd.......................  31,419,488  15,206,456
    Ports Design, Ltd..................................     593,500     253,968
*   Pou Sheng International Holdings, Ltd..............  10,989,529     961,840
*   Powerlong Real Estate Holdings, Ltd................  12,520,000   1,883,317
*   Prosperity International Holdings HK, Ltd..........  17,680,000     565,953
    Qingling Motors Co., Ltd. Class H..................  12,058,000   3,621,378
    Qunxing Paper Holdings Co., Ltd....................   5,020,071     244,848
*   Real Gold Mining, Ltd..............................   3,137,500     106,472
#   Real Nutriceutical Group, Ltd......................  11,046,000   2,703,468
    Regent Manner International Holdings, Ltd..........   1,114,000     257,296
*   Renhe Commercial Holdings Co., Ltd.................  36,946,000   1,825,826
    REXLot Holdings, Ltd...............................  37,241,621   3,876,804
    Samson Holding, Ltd................................   8,080,452   1,031,737
*   Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   4,107,000     963,033
    Scud Group, Ltd....................................     330,000      47,593
*   Semiconductor Manufacturing International Corp..... 144,223,000  13,079,509
#*  Semiconductor Manufacturing International Corp. ADR   1,331,701   6,059,240
#   Shandong Chenming Paper Holdings, Ltd. Class H.....   4,247,318   2,008,158
    Shanghai Industrial Holdings, Ltd..................   8,240,918  27,427,412
*   Shanghai Industrial Urban Development Group,
      Ltd..............................................  12,954,000   2,660,415
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................  15,240,000   4,773,214
    Shanghai Prime Machinery Co., Ltd. Class H.........   7,700,000   1,243,311
*   Shanghai Zendai Property, Ltd......................  11,460,000     182,260
    Shenzhen International Holdings, Ltd...............  11,746,617  14,488,687
    Shenzhen Investment, Ltd...........................  40,044,234  13,787,973
    Shimao Property Holdings, Ltd......................  22,765,535  52,343,432
*   Shougang Concord International Enterprises Co.,
      Ltd..............................................  77,386,208   3,708,223
#   Shougang Fushan Resources Group, Ltd...............  44,054,594  11,501,398
    Shui On Land, Ltd..................................  58,000,803  15,479,207
*   Sijia Group Co.....................................   1,152,649      38,223
    Silver Grant International Industries, Ltd.........  19,944,804   2,651,715

                                     1908

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
*   SIM Technology Group, Ltd..........................  9,345,000 $   523,582
*   Sino Oil And Gas Holdings, Ltd..................... 50,035,000   1,593,362
#   Sino-Ocean Land Holdings, Ltd...................... 44,680,701  26,094,664
#*  Sinofert Holdings, Ltd............................. 23,952,000   3,370,643
*   Sinolink Worldwide Holdings, Ltd................... 15,470,508   1,387,103
    Sinopec Kantons Holdings, Ltd......................  2,501,010   1,849,221
*   Sinotrans Shipping, Ltd............................ 14,935,416   4,108,230
    Sinotrans, Ltd. Class H............................ 14,818,000   9,177,258
    Sinotruk Hong Kong, Ltd............................  9,234,835   4,883,906
    Skyworth Digital Holdings, Ltd..................... 30,901,796  15,253,204
    SMI Corp., Ltd..................................... 18,960,000     719,406
    SOHO China, Ltd.................................... 28,354,888  23,800,910
*   Solargiga Energy Holdings, Ltd.....................  3,261,486     169,209
*   Sparkle Roll Group, Ltd............................    256,000      13,525
    SRE Group, Ltd..................................... 36,294,285   1,133,793
#   Sunac China Holdings, Ltd..........................  7,739,000   6,336,216
    TCC International Holdings, Ltd.................... 14,035,056   6,485,871
*   TCL Multimedia Technology Holdings, Ltd............  5,310,200   1,951,974
    Tian An China Investment Co., Ltd..................  6,859,000   5,122,019
    Tian Shan Development Holding, Ltd.................     60,000      25,719
#   Tiangong International Co., Ltd.................... 15,623,944   3,388,860
    Tianjin Port Development Holdings, Ltd............. 18,511,657   3,036,702
#   Tianneng Power International, Ltd..................  6,914,280   2,651,544
    Tomson Group, Ltd..................................  1,864,772     508,166
    Tonly Electronics Holdings, Ltd....................    538,220     422,478
    TPV Technology, Ltd................................  9,854,496   2,130,636
    Travelsky Technology, Ltd. Class H................. 12,392,500  11,187,125
*   Trony Solar Holdings Co., Ltd......................  8,775,000     133,606
    Truly International Holdings, Ltd..................  3,361,500   2,022,316
    Wasion Group Holdings, Ltd.........................  3,619,291   2,871,804
    Weiqiao Textile Co. Class H........................  7,453,000   3,976,508
    West China Cement, Ltd............................. 35,390,000   4,297,533
    Xiamen International Port Co., Ltd. Class H........ 15,252,000   2,796,150
    Xingda International Holdings, Ltd................. 10,884,000   4,359,181
#   Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................  4,837,000   4,091,627
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H..........................................  7,701,000   2,045,832
*   Xiwang Property Holdings Co., Ltd..................  6,670,736     484,401
    Xiwang Special Steel Co., Ltd......................  4,859,000     666,696
    XTEP International Holdings, Ltd...................  1,701,500     727,109
*   Yanchang Petroleum International, Ltd.............. 38,490,000   1,920,663
#   Yanzhou Coal Mining Co., Ltd. Class H.............. 16,400,000  13,382,293
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........     60,792     492,415
    Yip's Chemical Holdings, Ltd.......................    482,000     314,174
    Youyuan International Holdings, Ltd................    580,229     126,366
    Yuanda China Holdings, Ltd.........................    212,000      16,050
    Yuexiu Property Co., Ltd........................... 75,308,170  16,874,159
#   Yuzhou Properties Co., Ltd.........................  8,838,960   2,048,088
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    480,600     301,053
    Zhong An Real Estate, Ltd..........................  7,317,800   1,244,800

                                     1909

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ---------- --------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd......................................... 11,443,200 $    7,192,618
                                                                   --------------
TOTAL CHINA............................................             3,096,133,424
                                                                   --------------
COLOMBIA -- (0.1%).....................................
    Almacenes Exito SA.................................     22,754        367,363
    Cementos Argos SA..................................    554,537      3,250,259
    Constructora Conconcreto SA........................     27,675         22,562
*   Fabricato SA....................................... 12,570,118        117,882
    Grupo Argos SA.....................................     25,578        310,466
    Grupo de Inversiones Suramericana SA...............    638,207     14,214,532
    Grupo Nutresa SA...................................    432,408      6,243,926
    Mineros SA.........................................     65,037        100,324
                                                                   --------------
TOTAL COLOMBIA.........................................                24,627,314
                                                                   --------------
CZECH REPUBLIC -- (0.2%)...............................
    CEZ A.S............................................    668,740     18,927,527
    O2 Czech Republic AS...............................    438,286      5,773,545
    Pegas Nonwovens SA.................................    134,543      4,044,397
*   Unipetrol A.S......................................  1,423,606      8,791,786
                                                                   --------------
TOTAL CZECH REPUBLIC...................................                37,537,255
                                                                   --------------
GREECE -- (0.1%).......................................
*   Alpha Bank AE......................................  6,054,491      4,837,769
    Bank of Greece.....................................     26,513        491,805
*   Ellaktor SA........................................    788,273      3,992,911
    Elval--Hellenic Aluminium Industry SA..............      8,595         19,884
*   GEK Terna Holding Real Estate Construction SA......    644,639      3,203,664
    Hellenic Petroleum SA..............................    297,717      2,330,888
*   Intracom Holdings SA...............................  1,482,317      1,309,935
*   Intralot SA-Integrated Lottery Systems &
      Services.........................................     76,173        187,907
*   Marfin Investment Group Holdings SA................    779,131        461,546
*   Mytilineos Holdings SA.............................    361,703      3,095,028
*   National Bank of Greece SA.........................    220,190        700,973
#*  National Bank of Greece SA ADR.....................    185,316        600,424
*   Piraeus Bank SA....................................  3,484,614      7,321,157
*   Sidenor Holdings SA................................     21,740         41,463
    Terna Energy SA....................................      5,747         29,735
    Titan Cement Co. SA................................      4,070        124,777
                                                                   --------------
TOTAL GREECE...........................................                28,749,866
                                                                   --------------
HUNGARY -- (0.3%)......................................
*   Danubius Hotel and SpA P.L.C.......................    108,124      2,520,313
*   FHB Mortgage Bank P.L.C............................      2,790          8,627
    MOL Hungarian Oil and Gas P.L.C....................     70,297      3,399,806
    OTP Bank P.L.C.....................................  3,898,283     67,566,300
*   PannErgy...........................................    116,700        153,961
    Tisza Chemical Group P.L.C.........................    231,000      4,056,705
                                                                   --------------
TOTAL HUNGARY..........................................                77,705,712
                                                                   --------------
INDIA -- (7.9%)........................................
    Aban Offshore, Ltd.................................    243,885      3,084,577
*   ABG Shipyard, Ltd..................................    266,625      1,109,738

                                     1910

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    Adani Enterprises, Ltd.............................  2,518,112 $17,859,402
    Aditya Birla Nuvo, Ltd.............................    670,068  16,257,233
    Akzo Nobel India, Ltd..............................     24,211     415,400
    Alembic Pharmaceuticals, Ltd.......................    130,792     755,668
    Allahabad Bank.....................................  2,114,906   4,202,443
    Alok Industries, Ltd............................... 10,204,534   2,061,847
    Amtek Auto, Ltd....................................  1,481,936   6,300,850
    Amtek India, Ltd...................................    462,177     694,397
*   Anant Raj, Ltd.....................................  1,652,053   1,703,679
    Andhra Bank........................................  2,676,709   3,619,533
    Apollo Tyres, Ltd..................................  3,695,587  10,542,206
    Arvind, Ltd........................................  3,503,698  13,220,255
*   Ashok Leyland, Ltd................................. 14,186,705   8,022,029
    Asian Hotels East, Ltd.............................      1,050       3,722
    Atul, Ltd..........................................     16,725     328,261
    Axis Bank, Ltd.....................................  1,222,500   7,916,027
    Bajaj Finance, Ltd.................................     88,796   3,240,912
    Bajaj Finserv, Ltd.................................     88,252   1,377,299
*   Bajaj Hindusthan, Ltd..............................  1,496,314     600,256
    Bajaj Holdings & Investment, Ltd...................    386,795   8,283,221
    Ballarpur Industries, Ltd..........................  4,000,857   1,100,447
    Balmer Lawrie & Co., Ltd...........................    127,212   1,155,561
    Balrampur Chini Mills, Ltd.........................  2,438,192   3,036,409
    Bank of Baroda.....................................  1,232,256  17,481,990
    Bank of India......................................  1,966,165   8,809,907
    Bank Of Maharashtra................................  1,498,465   1,145,642
    BEML, Ltd..........................................    112,246   1,172,594
    BGR Energy Systems, Ltd............................    145,379     433,394
    Bharat Electronics, Ltd............................     10,591     307,802
    Bharat Heavy Electricals, Ltd......................  7,387,737  27,670,131
*   Bharti Airtel, Ltd.................................    793,985   4,879,995
    Bhushan Steel, Ltd.................................  1,127,438   7,333,327
    Birla Corp., Ltd...................................    131,129     821,301
    Bombay Burmah Trading Co...........................      1,746       6,177
    Bombay Dyeing & Manufacturing Co., Ltd.............  1,470,338   1,719,384
*   Bombay Rayon Fashions, Ltd.........................     15,542      40,987
    Brigade Enterprises, Ltd...........................     10,795      22,710
    Cairn India, Ltd...................................  8,360,478  43,520,248
    Canara Bank........................................  1,722,820  11,227,305
    Capital First, Ltd.................................    160,713     647,177
    Ceat, Ltd..........................................     63,096     540,615
    Central Bank Of India..............................  2,797,848   3,215,735
    Century Textiles & Industries, Ltd.................    807,675   7,966,568
    Chambal Fertilizers & Chemicals, Ltd...............  2,046,327   1,918,718
*   City Union Bank, Ltd...............................  1,450,289   1,778,041
    Claris Lifesciences, Ltd...........................     74,868     209,602
    Corp. Bank.........................................    436,134   2,554,977
    Cox & Kings, Ltd...................................    668,306   2,903,140
*   Cranes Software International, Ltd.................    114,443       6,240
    Cyient, Ltd........................................     26,080     165,096
    Dalmia Bharat, Ltd.................................    161,517   1,183,295
*   DB Realty, Ltd.....................................  1,335,325   1,785,278
*   DCB Bank, Ltd......................................  2,874,325   3,902,129

                                     1911

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    DCM Shriram, Ltd...................................   186,375 $   537,468
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   476,194   1,285,052
*   DEN Networks, Ltd..................................   157,211     554,758
    Dena Bank.......................................... 1,885,938   2,101,414
    Dewan Housing Finance Corp., Ltd...................   115,020     669,954
    DLF, Ltd........................................... 7,623,132  24,721,063
    Dredging Corp. Of India, Ltd.......................    51,482     380,676
    Edelweiss Financial Services, Ltd.................. 1,159,888   1,171,929
*   Educomp Solutions, Ltd.............................   647,077     332,620
    Eicher Motors, Ltd.................................    10,058   1,403,381
*   EID Parry India, Ltd...............................   862,462   2,738,270
    EIH, Ltd...........................................   886,903   1,473,503
*   Elder Pharmaceuticals, Ltd.........................    35,373     108,755
    Electrosteel Castings, Ltd.........................   726,399     354,715
*   Era Infra Engineering, Ltd.........................   848,180     301,746
*   Eros International Media, Ltd......................   287,017   1,040,044
    Escorts, Ltd....................................... 1,368,597   2,664,153
    Ess Dee Aluminium, Ltd.............................    42,453     375,846
*   Essar Oil, Ltd.....................................   963,947   1,826,931
    Essar Ports, Ltd...................................   693,268   1,046,704
*   Essar Shipping, Ltd................................   241,588      84,132
    Essel Propack, Ltd.................................   743,707   1,273,551
    Federal Bank, Ltd.................................. 8,414,667  16,581,293
    Financial Technologies India, Ltd..................   252,944   1,300,060
    Finolex Cables, Ltd................................   688,924   2,353,237
    Finolex Industries, Ltd............................   630,901   2,894,825
*   Firstsource Solutions, Ltd......................... 3,647,130   2,305,157
*   Fortis Healthcare, Ltd............................. 1,198,204   2,327,131
*   Future Lifestyle Fashions, Ltd.....................         1           1
    Future Retail, Ltd.................................   389,790     797,517
    GAIL India, Ltd.................................... 2,243,319  16,011,430
    Gateway Distriparks, Ltd...........................   203,891     785,693
    Gati, Ltd..........................................    73,862     143,432
*   Gitanjali Gems, Ltd................................   235,124     274,458
    Godrej Properties, Ltd.............................    89,893     338,170
    Graphite India, Ltd................................   593,951   1,077,318
    Grasim Industries, Ltd.............................    15,142     802,194
    Great Eastern Shipping Co., Ltd. (The)............. 1,015,526   6,137,739
    Greaves Cotton, Ltd................................     9,635      18,116
*   GTL Infrastructure, Ltd............................   690,000      29,603
    Gujarat Alkalies & Chemicals, Ltd..................   449,629   1,548,676
    Gujarat Fluorochemicals, Ltd.......................   282,115   2,446,718
    Gujarat Mineral Development Corp., Ltd.............   161,481     409,427
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   729,530   1,110,537
*   Gujarat NRE Coke, Ltd.............................. 2,674,572     481,671
    Gujarat State Fertilisers & Chemicals, Ltd......... 2,186,080   2,753,055
    Gujarat State Petronet, Ltd........................ 2,302,964   3,381,265
    Gulf Oil Corp., Ltd................................   108,111     275,729
*   Gulf Oil Lubricants India, Ltd.....................   113,892     472,241
*   HBL Power Systems, Ltd.............................    89,904      28,041
*   HCL Infosystems, Ltd............................... 1,107,643   1,343,147
    HEG, Ltd...........................................   138,303     611,893
*   HeidelbergCement India, Ltd........................   517,983     527,183

                                     1912

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
*   Hexa Tradex, Ltd...................................    265,877 $    162,545
    Hindalco Industries, Ltd........................... 22,212,623   69,979,558
    Hinduja Global Solutions, Ltd......................     60,085      625,680
    Hinduja Ventures, Ltd..............................     31,879      165,719
*   Hindustan Construction Co., Ltd....................  7,005,199    4,580,881
*   Hotel Leela Venture, Ltd...........................    959,697      398,763
*   Housing Development & Infrastructure, Ltd..........    576,990      882,750
    HSIL, Ltd..........................................    228,894      918,634
    HT Media, Ltd......................................     98,395      171,572
    ICICI Bank, Ltd....................................    630,654   15,220,004
    ICICI Bank, Ltd. Sponsored ADR.....................  3,344,526  167,293,190
    IDBI Bank, Ltd.....................................  4,225,680    6,195,373
    IDFC, Ltd..........................................  6,072,777   15,141,583
    IFCI, Ltd..........................................  6,602,323    4,119,048
    IIFL Holdings, Ltd.................................  2,848,913    6,112,271
    IL&FS Transportation Networks, Ltd.................     29,506      112,057
    India Cements, Ltd. (The)..........................  3,961,705    6,697,735
    Indiabulls Housing Finance, Ltd....................  1,795,884   12,036,671
*   Indiabulls Infrastructure and Power, Ltd...........  9,942,615      900,620
    Indiabulls Real Estate, Ltd........................  1,059,231    1,365,334
    Indian Bank........................................  1,326,290    3,217,864
*   Indian Hotels Co., Ltd.............................  4,892,741    7,605,177
    Indian Overseas Bank...............................  2,513,158    2,893,519
    Indo Rama Synthetics India.........................     20,657        8,084
    ING Vysya Bank, Ltd................................    265,599    2,691,939
    Ingersoll-Rand India, Ltd..........................     23,057      217,026
    Jain Irrigation Systems, Ltd.......................  4,113,650    6,915,700
    Jaiprakash Associates, Ltd......................... 20,703,122   19,853,827
    Jammu & Kashmir Bank, Ltd. (The)...................    327,195    8,576,146
    Jaypee Infratech, Ltd..............................  2,364,140    1,268,039
    JB Chemicals & Pharmaceuticals, Ltd................    373,888    1,077,107
    JBF Industries, Ltd................................    140,339      310,382
    Jindal Poly Films, Ltd.............................    188,270      817,998
*   Jindal Poly Investment & Finance Co., Ltd..........     28,370       78,281
    Jindal Saw, Ltd....................................  2,076,447    2,629,190
*   Jindal Stainless, Ltd..............................    635,937      509,305
    Jindal Steel & Power, Ltd..........................  3,776,573   17,049,061
    JK Cement, Ltd.....................................    150,961      959,183
    JK Lakshmi Cement, Ltd.............................    457,907    1,866,773
    JK Tyre & Industries, Ltd..........................     13,334       67,488
    JM Financial, Ltd..................................  4,580,382    3,065,983
    JSW Energy, Ltd....................................  5,630,861    6,996,964
    JSW Steel, Ltd.....................................  1,930,901   37,406,100
    Jubilant Life Sciences, Ltd........................    725,633    2,236,215
    Kakinada Fertilizers, Ltd..........................  2,082,494       72,327
    Kalpataru Power Transmission, Ltd..................    284,263      754,967
    Karnataka Bank, Ltd. (The).........................  2,195,065    4,586,197
    Karur Vysya Bank, Ltd. (The).......................    387,245    3,077,382
    KEC International, Ltd.............................    505,136      999,797
*   Kesoram Industries, Ltd............................    449,716      815,540
    Kirloskar Brothers, Ltd............................      2,141       10,164
    Kirloskar Oil Engines, Ltd.........................    302,974    1,318,250
    KRBL, Ltd..........................................     26,823       35,075

                                     1913

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    KSB Pumps, Ltd.....................................     7,207 $   63,405
    Lakshmi Vilas Bank, Ltd. (The).....................   457,710    626,612
*   Mahanagar Telephone Nigam..........................    99,304     49,104
    Maharashtra Seamless, Ltd..........................   173,050    868,863
    Mahindra Lifespace Developers, Ltd.................   144,775  1,401,774
    Man Infraconstruction, Ltd.........................     1,968      5,261
    Manaksia, Ltd......................................    35,686     47,178
    MAX India, Ltd.....................................    30,211    152,671
    McLeod Russel India, Ltd...........................   496,900  2,299,538
*   Mercator, Ltd...................................... 1,796,935    982,934
    Merck, Ltd.........................................    22,680    268,682
    MOIL, Ltd..........................................     4,675     23,088
    Monnet Ispat & Energy, Ltd.........................   179,359    379,169
    Motilal Oswal Financial Services, Ltd..............     4,955     18,266
    Mphasis, Ltd.......................................    78,246    587,546
    MRF, Ltd...........................................    11,110  4,263,193
*   Nagarjuna Oil Refinery, Ltd........................   766,116     58,681
    Nahar Capital and Financial Services, Ltd..........     4,416      5,678
    National Aluminium Co., Ltd........................ 2,316,888  2,210,528
    Nava Bharat Ventures, Ltd..........................    27,806    102,897
    NCC, Ltd........................................... 2,621,585  3,148,156
    NIIT Technologies, Ltd.............................   475,175  2,933,804
    NIIT, Ltd..........................................   767,524    537,168
    Noida Toll Bridge Co., Ltd.........................   155,450     82,360
    Oberoi Realty, Ltd.................................    31,596    134,833
    OCL India, Ltd.....................................    61,362    291,650
    OMAXE, Ltd.........................................   933,149  1,945,152
    Orient Cement, Ltd.................................   567,622    973,240
    Orient Paper & Industries, Ltd.....................    47,163     21,339
    Oriental Bank of Commerce.......................... 1,205,589  5,472,471
*   Oswal Chemicals & Fertilizers, Ltd.................   362,297    192,581
*   Panacea Biotec, Ltd................................    23,946     66,107
*   Parsvnath Developers, Ltd.......................... 1,519,483    669,299
    PC Jeweller, Ltd...................................    58,608    123,142
    Peninsula Land, Ltd................................   145,366     91,241
    Petronet LNG, Ltd..................................   710,816  2,141,986
*   Pipavav Defence & Offshore Engineering
      Co., Ltd.........................................    22,287     19,761
    Piramal Enterprises, Ltd...........................   747,550  7,982,091
*   Plethico Pharmaceuticals, Ltd......................   210,217    159,139
    Polaris Financial Technology, Ltd..................   908,662  3,203,450
*   Polyplex Corp., Ltd................................     8,778     30,754
*   Power Finance Corp., Ltd...........................    16,793     74,243
    Prakash Industries, Ltd............................    42,527     78,469
*   Prime Focus, Ltd...................................     8,309      6,785
*   Prism Cement, Ltd..................................   408,522    485,776
    PTC India Financial Services, Ltd.................. 1,088,918    584,922
    PTC India, Ltd..................................... 3,887,558  5,341,849
*   Punj Lloyd, Ltd.................................... 1,569,682  1,111,206
    Punjab & Sind Bank.................................   116,252    123,466
    Puravankara Projects, Ltd..........................    38,860     70,172
    Radico Khaitan, Ltd................................   193,640    311,565
    Rain Industries, Ltd............................... 1,537,364    991,783
    Rajesh Exports, Ltd................................   287,502    763,005

                                     1914

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Ramco Cements, Ltd. (The)..........................    399,005 $  1,878,016
    Raymond, Ltd.......................................    629,181    4,360,664
    Redington India, Ltd...............................    164,702      268,270
    REI Agro, Ltd......................................  5,013,829      293,682
    Reliance Capital, Ltd..............................  1,319,922   12,642,663
    Reliance Communications, Ltd....................... 10,751,778   23,754,490
    Reliance Industries, Ltd........................... 21,131,225  348,542,756
    Reliance Industries, Ltd. GDR......................    107,000    3,537,501
*   Reliance Power, Ltd................................ 10,522,956   16,010,669
    Rolta India, Ltd...................................  1,564,222    2,731,965
    Ruchi Soya Industries, Ltd.........................  1,822,167    1,171,306
    Rural Electrification Corp., Ltd...................  2,768,400   13,893,245
    Sesa Sterlite, Ltd................................. 10,908,103   51,894,176
    Sesa Sterlite, Ltd. ADR............................  1,546,032   29,096,330
*   Shipping Corp. of India, Ltd.......................  2,347,867    2,232,944
    Shree Renuka Sugars, Ltd...........................  7,680,873    2,905,136
    Simplex Infrastructures, Ltd.......................        373        1,780
    Sintex Industries, Ltd.............................  2,238,387    3,117,754
    Sobha Developers, Ltd..............................    580,548    4,309,548
    South Indian Bank, Ltd. (The)......................  9,724,062    4,824,338
    SREI Infrastructure Finance, Ltd...................  1,470,670    1,099,796
    SRF, Ltd...........................................    302,169    2,930,718
    State Bank of Bikaner & Jaipur.....................     50,954      554,820
    State Bank of India................................  2,405,064   95,983,756
    State Bank of India GDR............................      1,449      115,593
    State Bank of Travancore...........................      1,903       19,533
    Steel Authority of India, Ltd......................  2,234,111    3,226,998
*   Sterling Biotech, Ltd..............................     43,631        8,344
    Sterlite Technologies, Ltd.........................  1,813,999    1,708,794
    Styrolution ABS India, Ltd.........................     28,114      252,971
    Sundram Fasteners, Ltd.............................     37,667       65,221
*   Suzlon Energy, Ltd................................. 16,275,656    5,824,192
    Syndicate Bank.....................................  2,880,564    6,781,051
    Tamil Nadu Newsprint & Papers, Ltd.................     45,093      120,019
    Tata Chemicals, Ltd................................  1,201,925    6,821,265
    Tata Global Beverages, Ltd.........................  5,408,195   13,655,119
    Tata Investment Corp., Ltd.........................     25,871      234,616
    Tata Motors, Ltd...................................  1,879,866   13,783,310
    Tata Motors, Ltd. Sponsored ADR....................    163,263    6,419,501
    Tata Steel, Ltd....................................  8,632,925   78,572,189
    Techno Electric & Engineering Co., Ltd.............      1,571        7,125
*   Teledata Marine Solutions, Ltd.....................    267,258           --
    Time Technoplast, Ltd..............................    498,379      408,181
    Trent, Ltd.........................................     16,579      332,942
    Triveni Turbine, Ltd...............................     34,494       55,058
    Tube Investments of India, Ltd.....................    515,266    2,512,005
*   TV18 Broadcast, Ltd................................  5,164,426    2,527,826
    UCO Bank...........................................  5,290,500    8,583,564
    Uflex, Ltd.........................................    339,502      692,493
    Unichem Laboratories, Ltd..........................    182,522      630,812
    Union Bank of India................................  1,648,312    5,152,591
*   Unitech, Ltd.......................................  8,573,872    3,576,913
    UPL, Ltd...........................................  3,800,118   20,480,388

                                     1915

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------- --------------
 INDIA -- (Continued)
     Usha Martin, Ltd.............................     1,811,897 $    1,267,177
 *   Uttam Galva Steels, Ltd......................        35,955         44,841
     VA Tech Wabag, Ltd...........................         1,281         30,065
 *   Vardhman Special Steels, Ltd.................         6,934          4,931
     Vardhman Textiles, Ltd.......................       129,540      1,016,072
     Videocon Industries, Ltd.....................     1,050,830      2,907,522
     Vijaya Bank..................................     2,884,524      2,300,386
     Voltas, Ltd..................................       319,969      1,009,517
     Welspun Corp., Ltd...........................     1,847,557      2,537,171
 *   Welspun Enterprises, Ltd.....................        92,378        277,641
     Welspun India, Ltd...........................        40,290        156,883
     Wockhardt, Ltd...............................       349,476      3,879,959
     Zensar Technologies, Ltd.....................        30,831        213,991
     Zuari Agro Chemicals, Ltd....................       128,304        379,634
     Zuari Global, Ltd............................        47,351         66,942
                                                                 --------------
 TOTAL INDIA                                                      1,722,617,239
                                                                 --------------
 INDONESIA -- (2.5%)
     Adaro Energy Tbk PT..........................   234,785,000     23,620,879
     Agung Podomoro Land Tbk PT...................    92,226,900      2,627,694
     Alam Sutera Realty Tbk PT....................   136,995,700      6,062,464
     Aneka Tambang Persero Tbk PT.................    80,886,500      8,736,822
     Asahimas Flat Glass Tbk PT...................     5,277,000      3,481,998
     Astra Graphia Tbk PT.........................     2,107,900        414,758
 *   Bakrie and Brothers Tbk PT................... 1,056,525,750      4,562,841
 *   Bakrie Sumatera Plantations Tbk PT...........   131,887,800        570,712
 *   Bakrie Telecom Tbk PT........................   260,426,500      1,124,710
 *   Bakrieland Development Tbk PT................   623,458,520      2,692,544
     Bank Bukopin Tbk PT..........................    63,324,333      3,933,208
     Bank Danamon Indonesia Tbk PT................    36,234,654     11,921,433
     Bank Mandiri Persero Tbk PT..................    75,216,231     65,449,801
     Bank Negara Indonesia Persero Tbk PT.........   123,523,241     53,503,822
 *   Bank Pan Indonesia Tbk PT....................   146,005,601     11,168,000
     Bank Pembangunan Daerah Jawa Barat Dan
       Banten Tbk PT..............................    34,447,300      2,478,550
     Bank Permata Tbk PT..........................       381,272         45,098
     Bank Tabungan Negara Persero Tbk PT..........    72,795,427      6,732,888
 *   Barito Pacific Tbk PT........................    15,599,000        382,724
 *   Benakat Integra Tbk PT.......................   110,043,600      1,107,844
 *   Berau Coal Energy Tbk PT.....................    23,286,000        198,568
 *   Berlian Laju Tanker Tbk PT...................   128,161,466             --
     BISI International Tbk PT....................    13,895,800        607,279
 *   Borneo Lumbung Energi & Metal Tbk PT.........    11,399,700         86,649
 *   Budi Starch & Sweetener Tbk PT...............    10,470,000        100,057
 *   Bumi Resources Minerals Tbk PT...............     5,277,200        127,478
 *   Bumi Resources Tbk PT........................   179,167,400      2,901,848
     Bumi Serpong Damai PT........................    13,195,000      1,783,144
     BW Plantation Tbk PT.........................       666,600         65,642
 *   Central Proteinaprima Tbk PT.................   178,071,500        769,041
     Charoen Pokphand Indonesia Tbk PT............    41,003,730     13,667,473
     Ciputra Development Tbk PT...................   137,205,000     13,505,026
     Ciputra Property Tbk PT......................    29,202,100      1,890,503
     Ciputra Surya Tbk PT.........................    17,099,600      3,543,750
     Clipan Finance Indonesia Tbk PT..............     2,995,500        107,458

                                     1916

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Darma Henwa Tbk PT................................. 246,575,442 $ 1,064,891
*   Davomas Abadi Tbk PT............................... 138,239,500          --
*   Delta Dunia Makmur Tbk PT..........................  27,910,900     389,140
    Elnusa Tbk PT......................................  49,522,100   2,847,585
*   Energi Mega Persada Tbk PT......................... 570,221,378   4,420,189
*   Erajaya Swasembada Tbk PT..........................  22,519,700   2,183,729
*   Ever Shine Textile Tbk PT..........................  19,342,215     365,877
*   Exploitasi Energi Indonesia Tbk PT.................   2,302,700      36,707
    Gajah Tunggal Tbk PT...............................  28,553,100   4,434,154
*   Garuda Indonesia Persero Tbk PT....................  24,387,781     919,334
    Global Mediacom Tbk PT.............................  94,263,500  15,489,643
*   Gozco Plantations Tbk PT...........................  11,963,100     102,951
*   Great River International Tbk PT...................   1,788,000          --
    Gudang Garam Tbk PT................................   2,472,400  11,432,507
*   Hanson International Tbk PT........................   4,012,200     215,282
    Harum Energy Tbk PT................................  15,904,400   2,855,740
    Hexindo Adiperkasa Tbk PT..........................   1,364,644     426,681
    Holcim Indonesia Tbk PT............................  19,521,200   5,051,117
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............  39,300,900   4,606,077
    Indika Energy Tbk PT...............................  25,774,400   1,526,914
    Indo Tambangraya Megah Tbk PT......................     157,900     351,910
*   Indo-Rama Synthetics Tbk PT........................      41,500       3,101
    Indofood Sukses Makmur Tbk PT......................  63,168,400  38,023,700
    Intiland Development Tbk PT........................  70,374,300   2,881,939
    Japfa Comfeed Indonesia Tbk PT.....................  27,068,750   2,907,637
    Jaya Real Property Tbk PT.......................... 127,605,000  10,198,989
    Kawasan Industri Jababeka Tbk PT................... 320,121,820   7,130,708
*   Krakatau Steel Persero Tbk PT......................     783,300      30,849
*   Lippo Cikarang Tbk PT..............................     850,200     583,102
    Lippo Karawaci Tbk PT.............................. 322,394,649  30,455,619
    Matahari Putra Prima Tbk PT........................  26,817,100   6,767,082
    Mayora Indah Tbk PT................................   7,000,017  17,733,965
    Medco Energi Internasional Tbk PT..................  27,482,300   8,215,016
*   Mitra International Resources Tbk PT...............   3,233,060      13,829
    MNC Investama Tbk PT............................... 290,449,200   9,211,681
*   Modernland Realty Tbk PT...........................  29,895,800   1,134,180
    Multipolar Tbk PT..................................  71,386,700   4,564,644
*   Nusantara Infrastructure Tbk PT....................  21,648,200     386,743
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     492,000      45,897
    Pan Brothers Tbk PT................................     183,750       6,572
*   Panasia Indo Resources Tbk PT......................     135,600       3,760
*   Panin Financial Tbk PT............................. 232,232,600   4,947,978
    Paninvest Tbk PT...................................  30,871,000   1,690,326
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  47,179,684   8,449,476
    Petrosea Tbk PT....................................   3,762,500     410,083
*   Polychem Indonesia Tbk PT..........................  11,333,300     199,426
    Ramayana Lestari Sentosa Tbk PT....................  23,873,400   2,216,778
    Salim Ivomas Pratama Tbk PT........................  22,449,300   1,717,559
    Sampoerna Agro PT..................................  11,632,441   2,122,366
    Samudera Indonesia Tbk PT..........................      13,300       3,829
    Selamat Sempurna Tbk PT............................  12,255,300   4,716,703
*   Sentul City Tbk PT................................. 179,345,400   1,805,071
*   Sigmagold Inti Perkasa Tbk PT......................  43,405,100   1,662,079

                                     1917

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDONESIA -- (Continued)
     Sinar Mas Agro Resources and Technology Tbk PT...   7,806,900 $  4,221,535
     Sinar Mas Multiartha Tbk PT......................       2,000          609
     Summarecon Agung Tbk PT..........................   4,216,614      483,817
 *   Sunson Textile Manufacturer Tbk PT...............   2,520,000       14,552
 *   Surya Dumai Industri Tbk.........................   5,145,000           --
     Surya Semesta Internusa Tbk PT...................  40,116,500    2,493,206
     Surya Toto Indonesia Tbk PT......................     680,000      234,938
 *   Suryainti Permata Tbk PT.........................  17,378,000           --
     Tiga Pilar Sejahtera Food Tbk....................  27,536,222    5,599,967
     Timah Persero Tbk PT.............................  58,830,760    7,159,857
     Trias Sentosa Tbk PT.............................     336,500        9,550
 *   Trimegah Securities Tbk PT.......................   9,367,000       59,432
 *   Truba Alam Manunggal Engineering PT.............. 129,244,500       66,981
     Tunas Baru Lampung Tbk PT........................  17,379,500    1,007,808
     Tunas Ridean Tbk PT..............................  42,848,500    2,679,203
     Ultrajaya Milk Industry & Trading Co. Tbk PT.....   9,982,500    3,439,260
     Unggul Indah Cahaya Tbk PT.......................     319,635       49,074
     United Tractors Tbk PT...........................  10,731,700   21,046,960
     Vale Indonesia Tbk PT............................  42,202,300   14,405,164
 *   Visi Media Asia Tbk PT...........................   8,872,500      202,634
     Wintermar Offshore Marine Tbk PT.................     497,998       60,650
     XL Axiata Tbk PT.................................   2,328,600    1,079,057
                                                                   ------------
 TOTAL INDONESIA                                                    543,248,075
                                                                   ------------
 ISRAEL -- (0.0%)
 *   Knafaim Holdings, Ltd............................       5,195       10,053
 *   Liberty Properties, Ltd..........................       2,467       11,881
     Mivtach Shamir Holdings, Ltd.....................         368       12,109
                                                                   ------------
 TOTAL ISRAEL                                                            34,043
                                                                   ------------
 MALAYSIA -- (3.8%)
     A & M Realty Bhd.................................     151,200       69,301
 *   Adventa Bhd......................................      62,000       19,991
     Affin Holdings Bhd...............................  12,507,950   13,737,502
     Ahmad Zaki Resources Bhd.........................     164,200       36,889
 #   AirAsia Bhd......................................  23,478,600   17,889,914
 #   Alam Maritim Resources Bhd.......................   3,316,600    1,602,941
     Alliance Financial Group Bhd.....................  16,479,900   25,134,405
     Allianz Malaysia Bhd.............................      28,800      117,184
     Amcorp Properties Bhd............................      70,900       27,053
     AMMB Holdings Bhd................................  23,966,062   51,908,008
     Ann Joo Resources Bhd............................   2,973,600    1,198,021
     APM Automotive Holdings Bhd......................     745,300    1,442,841
     Batu Kawan Bhd...................................   2,078,750   12,835,723
     Benalec Holdings Bhd.............................   5,639,600    1,864,340
     Berjaya Assets Bhd...............................     171,900       44,553
     Berjaya Corp. Bhd................................  44,584,280    7,035,374
     Berjaya Land Bhd.................................  13,220,000    3,497,848
 #   BIMB Holdings Bhd................................   4,454,545    6,024,992
     BLD Plantation Bhd...............................       6,600       17,523
 #   Boustead Holdings Bhd............................   7,372,598   12,072,629
 *   Boustead Plantations Bhd.........................   1,491,900      737,548

                                     1918

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Cahya Mata Sarawak Bhd.............................  8,311,700 $10,211,340
    Can-One Bhd........................................    401,400     331,337
    CB Industrial Product Holding Bhd..................  1,314,900   1,968,996
    Chin Teck Plantations Bhd..........................    309,100     939,624
    Coastal Contracts Bhd..............................  2,541,700   4,072,102
    Crescendo Corp. Bhd................................    158,000     146,166
    CSC Steel Holdings Bhd.............................  2,503,800     947,590
*   Cycle & Carriage Bintang Bhd.......................     61,900      45,956
*   Datuk Keramik Holdings Bhd.........................    127,000          --
    Daya Materials Bhd................................. 10,663,200     979,740
#   DRB-Hicom Bhd...................................... 18,941,300  13,236,419
#   Eastern & Oriental Bhd............................. 14,902,115  13,571,817
*   ECM Libra Financial Group Bhd......................  2,242,050     719,124
    Engtex Group Bhd...................................    311,800     184,498
*   Evergreen Fibreboard Bhd...........................  2,145,426     374,968
    Eversendai Corp. Bhd...............................  1,374,000     433,981
    Faber Group Bhd....................................  3,909,600   4,473,353
    FAR East Holdings Bhd..............................    403,800     958,499
*   Fountain View Development Bhd......................  2,573,200          --
    Genting Bhd........................................  7,193,200  22,134,944
#   Genting Malaysia Bhd............................... 29,344,300  40,342,151
    Genting Plantations Bhd............................     42,700     146,964
    George Kent Malaysia BHD...........................     63,400      36,354
    Glomac Bhd.........................................  7,416,300   2,779,400
*   Goldis Bhd.........................................  3,227,495   2,461,066
    GuocoLand Malaysia Bhd.............................  2,003,200   1,119,044
#   HAP Seng Consolidated Bhd.......................... 14,387,600  15,792,507
    Hap Seng Plantations Holdings Bhd..................  3,806,300   3,165,673
    Hiap Teck Venture Bhd..............................  1,136,100     271,916
    Hong Leong Financial Group Bhd.....................  2,590,151  14,113,323
    Hong Leong Industries Bhd..........................  1,257,300   2,672,626
    Hua Yang Bhd.......................................  1,279,433     962,588
*   Hubline Bhd........................................  1,920,150      26,621
    Hwang Capital Malaysia Bhd.........................    930,700     564,868
    IGB Corp. Bhd...................................... 15,137,390  13,441,102
#   IJM Corp. Bhd...................................... 23,540,859  49,229,195
    IJM Land Bhd.......................................  7,064,700   7,437,650
    IJM Plantations Bhd................................    514,200     580,324
    Inch Kenneth Kajang Rubber.........................    578,900     161,688
    Insas Bhd..........................................  3,075,948   1,176,476
    Integrax Bhd.......................................    974,800     714,038
    Iris Corp. Bhd..................................... 18,661,000   2,551,191
*   Iskandar Waterfront City Bhd.......................  1,676,200     814,238
*   JAKS Resources Bhd.................................  9,634,600   2,272,364
    Jaya Tiasa Holdings Bhd............................  5,469,333   4,189,461
    JCY International Bhd.............................. 10,030,900   2,203,728
*   K&N Kenanga Holdings Bhd...........................  3,223,887     804,215
*   Karambunai Corp. Bhd............................... 14,822,700     411,195
    Keck Seng Malaysia Bhd.............................  2,515,500   5,220,677
    Kian JOO CAN Factory Bhd...........................  4,777,380   4,643,243
*   KIG Glass Industrial Bhd...........................    260,000          --
    Kim Loong Resources Bhd............................    499,100     465,065
    Kimlun Corp. Bhd...................................    815,300     415,541

                                     1919

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
*   Kinsteel Bhd.......................................  1,633,200 $    81,557
    KLCCP Stapled Group................................  5,041,100  10,124,827
*   KNM Group Bhd...................................... 23,053,425   7,610,458
*   Kretam Holdings Bhd................................  3,502,400     622,811
*   KSL Holdings Bhd...................................  3,006,866   2,818,556
*   KUB Malaysia Bhd...................................  5,684,400   1,105,763
#*  Kulim Malaysia Bhd.................................  9,420,100   9,592,152
    Kumpulan Fima Bhd..................................  2,385,600   1,669,896
    Kumpulan Perangsang Selangor Bhd...................  4,262,300   2,021,538
    Kwantas Corp. Bhd..................................    288,400     193,122
*   Land & General Bhd................................. 10,793,700   2,192,033
*   Landmarks Bhd......................................  3,371,808   1,698,224
    LBS Bina Group Bhd.................................  3,377,500   1,826,076
    Lion Diversified Holdings Bhd......................    553,800      30,304
    Lion Industries Corp. Bhd..........................  7,777,781   1,905,641
    Magnum Bhd.........................................  4,749,700   4,544,857
#   Mah Sing Group Bhd.................................  7,769,639   5,797,760
    Malayan Flour Mills Bhd............................  2,417,550   1,550,534
#   Malaysia Airports Holdings Bhd.....................  3,811,709   8,952,736
#*  Malaysian Airline System Bhd....................... 35,129,500   2,408,866
    Malaysian Bulk Carriers Bhd........................  6,155,725   3,381,877
    Malaysian Pacific Industries Bhd...................  1,245,175   2,360,694
    Malaysian Resources Corp. Bhd...................... 17,714,900   9,579,155
    Malton Bhd.........................................  1,937,800     669,451
    MBM Resources Bhd..................................  2,500,303   2,325,059
#   Media Prima Bhd....................................  1,895,700   1,473,184
    Mega First Corp. Bhd...............................  1,204,500     863,351
    MISC Bhd........................................... 11,322,204  23,031,800
    MK Land Holdings BHD...............................  9,637,500   1,591,843
    MKH Bhd............................................  2,743,770   3,569,821
#   MMC Corp. Bhd...................................... 14,697,180  11,509,819
    MNRB Holdings Bhd..................................  1,754,000   2,586,962
    Muda Holdings Bhd..................................    148,500     105,308
#   Mudajaya Group Bhd.................................  4,170,600   3,282,996
    Muhibbah Engineering M Bhd.........................  4,868,500   4,758,383
*   Mulpha International Bhd........................... 30,057,000   5,017,967
    Naim Holdings Bhd..................................  3,201,500   4,004,203
    NCB Holdings Bhd...................................  2,451,500   2,250,676
    Negri Sembilan Oil Palms Bhd.......................    167,600     311,881
    Oriental Holdings Bhd..............................  3,680,879   9,016,123
#   OSK Holdings Bhd...................................  7,814,971   5,294,134
    Pacific & Orient Bhd...............................    334,330     145,174
    Panasonic Manufacturing Malaysia Bhd...............    382,080   2,518,278
    Pantech Group Holdings Bhd.........................  2,385,400     779,329
*   Paracorp Bhd.......................................    252,000          --
    Paramount Corp. Bhd................................  1,547,025     770,202
#*  Parkson Holdings Bhd...............................  3,903,167   3,544,622
#*  Perdana Petroleum Bhd..............................  3,429,380   1,991,979
    Perusahaan Sadur Timah Malaysia Bhd................      6,800      10,332
    Pie Industrial Bhd.................................    388,320     849,812
    PJ Development Holdings Bhd........................  4,273,600   2,494,366
    Pos Malaysia Bhd...................................  1,223,517   2,003,287
#   PPB Group Bhd......................................  8,450,166  39,555,423

                                     1920

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Press Metal Bhd....................................  3,386,981 $ 5,625,071
*   Prime Utilities Bhd................................     39,000          --
    Protasco Bhd.......................................  1,700,600     970,520
    RCE Capital Bhd....................................  4,800,900     538,751
    RHB Capital Bhd.................................... 12,740,882  36,027,654
    Rimbunan Sawit Bhd.................................  6,010,900   1,416,481
    Salcon Bhd.........................................  5,132,400   1,464,576
    Sarawak Oil Palms Bhd..............................    469,120     994,740
    Sarawak Plantation Bhd.............................     99,200      83,631
    Scientex Bhd.......................................     43,748      77,812
*   Scomi Group Bhd.................................... 25,227,900   3,293,543
*   Seal, Inc. BHD.....................................    177,200      79,513
    Selangor Dredging Bhd..............................  1,312,700     538,593
    Selangor Properties Bhd............................     65,700     133,793
    Shangri-La Hotels Malaysia Bhd.....................    739,100   1,728,098
*   Shell Refining Co. Federation of Malaya Bhd........    195,800     337,276
    SHL Consolidated Bhd...............................    693,700     657,203
#   SP Setia Bhd Group.................................  2,538,108   2,785,275
    Star Publications Malaysia Bhd.....................  1,522,300   1,250,931
    Subur Tiasa Holdings Bhd...........................    315,330     227,819
    Sunway Bhd......................................... 12,563,126  12,590,194
#   Supermax Corp. Bhd.................................  8,498,700   5,768,408
    Suria Capital Holdings Bhd.........................    771,000     664,813
*   Symphony Life Bhd..................................  1,589,910     560,161
    Ta Ann Holdings Bhd................................  1,581,522   2,112,879
    TA Enterprise Bhd.................................. 20,749,900   6,598,618
    TA Global Bhd...................................... 13,214,580   1,737,358
    TAHPS Group Bhd....................................     27,000      79,594
*   Talam Transform Bhd................................ 11,783,850     475,133
    TAN Chong Motor Holdings Bhd.......................  4,685,000   7,763,120
*   Tanjung Offshore Bhd...............................  4,295,000     780,944
    TDM Bhd............................................ 14,109,900   4,331,466
    TH Plantations Bhd.................................    492,400     307,845
*   Time dotCom Bhd....................................  5,476,280   7,859,939
    Tiong NAM Logistics Holdings.......................    445,400     192,147
    Tropicana Corp. Bhd................................  6,932,200   3,099,672
#   UEM Sunrise Bhd....................................  6,258,045   4,112,961
    Unisem M Bhd.......................................  8,850,800   4,824,990
    United Malacca Bhd.................................    960,500   2,253,944
    United Plantations Bhd.............................    413,500   3,746,910
    United U-Li Corp. BHD..............................     26,500      14,611
    UOA Development Bhd................................  5,056,900   3,262,234
    VS Industry Bhd....................................  1,337,193     832,785
    Wah Seong Corp. Bhd................................  5,751,043   3,345,277
#   WCT Holdings Bhd................................... 13,190,315   8,896,764
    Wing Tai Malaysia Bhd..............................  1,868,800   1,265,732
    WTK Holdings Bhd...................................  6,575,950   2,848,234
    YNH Property Bhd...................................  5,291,959   3,433,528
#   YTL Corp. Bhd...................................... 89,825,050  44,095,640

                                     1921

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*   YTL Land & Development Bhd.........................  3,291,000 $  1,020,968
                                                                   ------------
TOTAL MALAYSIA                                                      829,734,877
                                                                   ------------
MEXICO -- (6.5%)
    Alfa S.A.B. de C.V. Class A........................ 48,554,143  132,587,335
#   Alpek S.A. de C.V..................................  1,684,482    3,059,335
    Arca Continental S.A.B. de C.V.....................  3,828,563   27,066,376
#*  Axtel S.A.B. de C.V................................ 12,494,935    4,253,193
*   Bio Pappel S.A.B. de C.V...........................    400,207      789,819
    Bolsa Mexicana de Valores S.A.B. de C.V............    560,927    1,141,796
#*  Cemex S.A.B. de C.V................................    115,602      145,421
#*  Cemex S.A.B. de C.V. Sponsored ADR................. 17,909,306  224,940,883
    Cia Minera Autlan S.A.B. de C.V. Series B..........  1,193,652    1,426,604
#   Coca-Cola Femsa S.A.B. de C.V. Series L............     33,494      357,590
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......      2,821      301,085
*   Consorcio ARA S.A.B. de C.V. Series *.............. 12,268,655    5,605,346
#   Controladora Comercial Mexicana S.A.B. de C.V......  6,137,714   22,582,331
    Corp. Actinver S.A.B. de C.V.......................     87,033      100,002
#*  Corp. GEO S.A.B. de C.V. Series B..................  9,461,653       94,617
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................  1,560,786    1,157,012
*   Desarrolladora Homex S.A.B. de C.V.................  3,011,482      577,201
*   Dine S.A.B. de C.V.................................  1,027,267      528,398
    El Puerto de Liverpool S.A.B. de C.V. Series 1.....     13,200      157,911
*   Empaques Ponderosa S.A. de C.V.....................     90,000           --
#*  Empresas ICA S.A.B. de C.V.........................  6,733,013   11,938,111
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........  1,113,191    7,925,920
#   Fomento Economico Mexicano S.A.B. de C.V...........  2,503,454   23,542,315
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................  2,566,579  240,976,102
#*  Gruma S.A.B. de C.V. Class B.......................  3,249,870   35,669,905
#*  Gruma S.A.B. de C.V. Sponsored ADR.................     13,352      585,886
#*  Grupo Aeromexico S.A.B. de C.V.....................  1,011,933    1,684,004
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 909,373 3,583,150 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     40,450    1,274,579
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 634,177 42,692,795 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................  1,204,121    8,103,680
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.    271,607   33,809,639
#   Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................  1,203,482   14,966,145
    Grupo Carso S.A.B. de C.V. Series A1............... 10,173,868   57,618,570
    Grupo Cementos de Chihuahua S.A.B. de C.V..........  2,799,446    7,808,591
#   Grupo Comercial Chedraui S.A. de C.V...............  1,643,791    5,334,239
#   Grupo Elektra S.A.B. de C.V........................    146,016    3,766,594
*   Grupo Famsa S.A.B. de C.V. Class A.................  2,848,854    3,372,509
#   Grupo Financiero Banorte S.A.B. de C.V............. 23,817,280  158,451,572
    Grupo Financiero Inbursa S.A.B. de C.V............. 18,043,892   55,141,697
#   Grupo Financiero Interacciones S.A. de C.V.........     52,820      383,564
#   Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................  2,550,559    6,781,554
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................  1,699,969   22,575,588
    Grupo Gigante S.A.B. de C.V. Series *..............    471,076    1,322,006
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....  2,756,800    4,356,245
    Grupo Industrial Saltillo S.A.B. de C.V............  1,342,969    3,332,026
    Grupo KUO S.A.B. de C.V. Series B..................  2,065,160    4,672,385
#   Grupo Mexico S.A.B. de C.V. Series B............... 19,995,903   71,150,324
*   Grupo Pochteca S.A.B. de C.V.......................     59,149       71,364

                                     1922

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 MEXICO -- (Continued)
 *   Grupo Posadas S.A.B. de C.V....................     355,600 $      645,567
 *   Grupo Qumma S.A. de C.V. Series B..............       5,301             --
 #   Grupo Sanborns S.A.B. de C.V...................     265,813        438,732
 #*  Grupo Simec S.A.B. de C.V. Series B............   1,805,132      8,631,043
 #*  Grupo Simec S.A.B. de C.V. Sponsored ADR.......      15,368        222,682
 *   Grupo Sports World S.A.B. de C.V...............     113,793        195,393
     Industrias Bachoco S.A.B. de C.V. ADR..........      11,353        603,298
 #   Industrias Bachoco S.A.B. de C.V. Series B.....   1,032,437      4,578,022
 *   Industrias CH S.A.B. de C.V. Series B..........   3,271,348     18,286,885
 *   Inmuebles Carso S.A.B. de C.V..................  10,212,591     11,371,357
     Medica Sur S.A.B. de C.V. Series B.............       1,000          3,782
     Megacable Holdings S.A.B. de C.V...............     142,143        614,376
     Mexichem S.A.B. de C.V.........................   1,186,171      4,737,506
 *   Minera Frisco S.A.B. de C.V....................   8,156,280     16,016,417
 #*  OHL Mexico S.A.B. de C.V.......................   7,755,840     22,551,777
 #*  Organizacion Cultiba S.A.B. de C.V.............      66,397        118,128
 #*  Organizacion Soriana S.A.B. de C.V. Class B....  15,007,550     48,893,735
     Qualitas Controladora S.A.B. de C.V............   1,901,809      5,160,203
 *   Sanluis Corp. S.A.B. de C.V....................      10,800         30,627
 *   Savia SA Class A...............................   3,457,285             --
 #   TV Azteca S.A.B. de C.V........................   8,589,891      4,723,790
 #*  Urbi Desarrollos Urbanos S.A.B. de C.V.........   9,102,158          2,754
 *   Vitro S.A.B. de C.V. Series A..................   1,544,127      4,088,082
                                                                 --------------
 TOTAL MEXICO                                                     1,411,677,470
                                                                 --------------
 PHILIPPINES -- (1.0%)
     A Soriano Corp.................................  20,047,600      3,216,010
     Alliance Global Group, Inc.....................  21,608,806     12,978,956
     Alsons Consolidated Resources, Inc.............  20,379,000        957,205
     Atlas Consolidated Mining & Development........   3,627,000      1,330,034
     BDO Unibank, Inc...............................  11,071,205     22,960,919
     Cebu Air, Inc..................................     587,850        773,529
     Cebu Holdings, Inc.............................   4,909,550        580,536
     Century Properties Group, Inc..................  18,519,000        556,725
     China Banking Corp.............................     413,626        525,915
 *   East West Banking Corp.........................      40,700         27,985
     EEI Corp.......................................     104,600         27,829
 *   Empire East Land Holdings, Inc.................  44,392,000        949,167
 *   Export & Industry Bank, Inc. Class A...........      14,950             --
     Filinvest Development Corp.....................     142,800         15,279
     Filinvest Land, Inc............................ 194,080,031      6,463,423
     First Philippine Holdings Corp.................   4,485,480      7,403,406
 *   Fwbc Holdings, Inc.............................   5,471,786             --
     JG Summit Holdings, Inc........................   4,969,200      6,050,289
     Lopez Holdings Corp............................  31,203,400      3,768,606
     LT Group, Inc..................................   3,861,300      1,410,300
     Megaworld Corp................................. 201,002,600     19,476,029
     Metropolitan Bank & Trust Co...................  11,267,992     22,157,998
 *   Mondragon International Philippines, Inc.......   2,464,000             --
     Petron Corp....................................   5,338,000      1,505,098
 *   Philippine National Bank.......................   4,995,673     10,283,808
 *   Philippine National Construction Corp..........     398,900          8,431
     Philippine Savings Bank........................   1,232,313      3,833,260

                                     1923

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
PHILIPPINES -- (Continued)
*   Philippine Townships, Inc..........................    226,200 $        --
*   Philtown Properties, Inc...........................      6,701          --
    Phinma Corp........................................  1,864,398     471,885
    Phoenix Petroleum Philippines, Inc.................    379,200      51,422
    Rizal Commercial Banking Corp......................  4,764,548   6,109,676
    Robinsons Land Corp................................ 29,039,350  15,054,288
    San Miguel Corp....................................  6,280,226  11,385,588
    San Miguel Pure Foods Co., Inc.....................     45,870     242,829
    Security Bank Corp.................................  1,566,924   4,309,323
    Shang Properties, Inc..............................    614,285      46,910
*   SM Prime Holdings, Inc.............................         --          --
*   Top Frontier Investment Holdings, Inc..............    628,532   2,203,484
    Trans-Asia Oil & Energy Development Corp........... 22,132,000   1,245,498
    Union Bank of the Philippines......................  2,674,824   7,241,491
    Universal Robina Corp..............................  7,540,485  27,933,523
    Vista Land & Lifescapes, Inc....................... 61,486,968   8,281,117
                                                                   -----------
TOTAL PHILIPPINES                                                  211,837,771
                                                                   -----------
POLAND -- (1.7%)
    ABC Data SA........................................     17,624      22,449
*   Agora SA...........................................    713,032   1,826,348
    Amica Wronki SA....................................      1,496      44,157
    Asseco Poland SA...................................  1,316,660  17,514,828
    Bank Millennium SA.................................  5,684,268  13,632,282
#*  Bioton SA..........................................    123,074     168,193
    Ciech SA...........................................    533,502   6,154,250
    ComArch SA.........................................      2,787      67,192
    Dom Development SA.................................     35,203     499,394
#   Enea SA............................................  1,874,529   9,103,806
    Firma Oponiarska Debica SA.........................    102,634   3,025,984
#*  Getin Holding SA...................................  3,221,895   2,847,221
*   Getin Noble Bank SA................................  3,650,584   3,217,672
#   Grupa Azoty SA.....................................    120,403   2,809,739
    Grupa Kety SA......................................    113,700   8,011,429
*   Grupa Lotos SA.....................................  1,269,075  14,721,647
#*  Hawe SA............................................    628,103     596,789
*   Impexmetal SA......................................  5,570,319   3,893,143
*   Jastrzebska Spolka Weglowa SA......................    242,099   3,212,191
*   Kernel Holding SA..................................    175,171   1,614,360
*   KGHM Polska Miedz SA...............................  1,166,933  47,875,375
    Kopex SA...........................................    555,501   1,875,794
*   LC Corp. SA........................................  1,640,595     918,363
    Lentex SA..........................................     17,702      45,518
    Lubelski Wegiel Bogdanka SA........................      3,618     132,631
*   MCI Management SA..................................     74,201     224,106
    Netia SA...........................................  4,220,671   7,602,620
    Orbis SA...........................................    538,910   7,226,602
    Pelion SA..........................................     10,134     232,435
    PGE SA............................................. 14,358,931  95,529,968
*   Polimex-Mostostal SA...............................  9,708,951     278,371
*   Polnord SA.........................................     21,759      55,477
*   Polski Koncern Miesny Duda SA......................    131,391     276,549
#   Polski Koncern Naftowy Orlen SA....................  6,100,502  72,030,940

                                     1924

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
*   Rawlplug SA........................................    110,853 $    323,224
*   Rovese SA..........................................  1,435,338      551,070
*   Sygnity SA.........................................    194,766    1,044,044
    Synthos SA.........................................  4,428,455    6,372,894
*   Tauron Polska Energia SA........................... 16,452,154   26,707,799
#*  Trakcja SA.........................................  4,775,085    1,552,035
*   Vistula Group SA...................................    194,428      108,048
                                                                   ------------
TOTAL POLAND                                                        363,946,937
                                                                   ------------
RUSSIA -- (2.5%)
*   AFI Development P.L.C. GDR.........................     31,828       20,077
    Gazprom OAO Sponsored ADR.......................... 67,242,144  490,645,080
    Lukoil OAO Sponsored ADR...........................    475,571   26,513,652
*   Magnitogorsk Iron & Steel Works OJSC GDR...........  1,929,398    4,732,973
*   Mechel Sponsored ADR...............................    456,334      862,471
    RusHydro JSC ADR...................................  8,655,901   14,644,296
    VTB Bank OJSC GDR..................................  1,933,866    4,223,057
                                                                   ------------
TOTAL RUSSIA                                                        541,641,606
                                                                   ------------
SOUTH AFRICA -- (6.9%)
    Adcorp Holdings, Ltd...............................    585,744    1,829,756
    Aeci, Ltd..........................................  1,152,215   13,134,044
#   African Bank Investments, Ltd......................  9,264,952    5,314,667
    African Oxygen, Ltd................................      4,647        8,081
    African Rainbow Minerals, Ltd......................  1,988,489   36,881,410
    Allied Electronics Corp., Ltd......................    563,821    1,387,694
#*  Anglo American Platinum, Ltd.......................     88,247    3,874,153
*   AngloGold Ashanti, Ltd.............................  1,022,110   17,525,496
*   AngloGold Ashanti, Ltd. Sponsored ADR..............  4,223,414   72,600,487
*   ArcelorMittal South Africa, Ltd....................  2,285,018    8,093,749
    Argent Industrial, Ltd.............................     92,823       44,219
    Astral Foods, Ltd..................................        498        6,675
#*  Aveng, Ltd.........................................  7,755,414   17,598,076
#   Barclays Africa Group, Ltd.........................  6,214,975   96,700,284
#   Barloworld, Ltd....................................  4,227,491   40,091,524
*   Basil Read Holdings, Ltd...........................    570,445      356,080
*   Bell Equipment, Ltd................................    350,278      472,302
    Blue Label Telecoms, Ltd...........................  4,442,015    3,331,275
*   Brait SE...........................................  1,689,395   11,768,865
    Business Connexion Group, Ltd......................  1,823,337    1,080,503
    Caxton and CTP Publishers and Printers, Ltd........  3,259,804    4,807,382
#   Clover Industries, Ltd.............................    527,433      853,938
*   Consolidated Infrastructure Group, Ltd.............     67,591      187,675
*   Corpgro, Ltd.......................................    579,166           --
    Datacentrix Holdings, Ltd..........................    188,927       68,768
#   DataTec, Ltd.......................................  3,120,053   16,290,118
    Distell Group, Ltd.................................    252,668    3,201,515
    Distribution and Warehousing Network, Ltd..........    250,120      247,169
    DRDGOLD, Ltd.......................................  6,340,068    1,795,483
#   DRDGOLD, Ltd. Sponsored ADR........................     13,664       39,079
    Eqstra Holdings, Ltd...............................  2,392,686    1,543,616
*   Evraz Highveld Steel and Vanadium, Ltd.............    125,156       78,942

                                     1925

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
#   Exxaro Resources, Ltd..............................  1,041,831 $ 14,115,391
    Gold Fields, Ltd...................................  1,961,930    7,733,779
    Gold Fields, Ltd. Sponsored ADR.................... 11,933,327   47,017,308
    Grand Parade Investments, Ltd......................      5,685        3,342
    Grindrod, Ltd......................................  7,354,290   17,903,166
    Group Five, Ltd....................................  1,116,913    4,161,983
*   Harmony Gold Mining Co., Ltd.......................  2,395,811    7,374,027
*   Harmony Gold Mining Co., Ltd. Sponsored ADR........  2,493,138    7,554,208
    Hudaco Industries, Ltd.............................     28,795      243,534
*   Hulamin, Ltd.......................................  1,508,425    1,127,994
    Iliad Africa, Ltd..................................    179,921      122,867
    Illovo Sugar, Ltd..................................    252,157      704,903
    Impala Platinum Holdings, Ltd......................  5,974,743   59,206,679
    Imperial Holdings, Ltd.............................    212,832    3,919,639
    Investec, Ltd......................................  4,667,299   40,171,648
*   JCI, Ltd........................................... 10,677,339           --
#   JD Group, Ltd......................................  2,681,862    6,232,356
    KAP Industrial Holdings, Ltd.......................     84,438       31,440
#   Lewis Group, Ltd...................................  1,851,877   10,968,441
    Liberty Holdings, Ltd..............................  1,514,284   18,268,698
    Mediclinic International, Ltd......................    850,095    6,764,804
*   Merafe Resources, Ltd.............................. 21,718,286    2,798,848
    Metair Investments, Ltd............................    869,105    3,003,184
    MMI Holdings, Ltd.................................. 18,652,591   45,063,098
    Mondi, Ltd.........................................  1,745,241   30,692,245
    Mpact, Ltd.........................................  2,218,373    6,217,380
*   Murray & Roberts Holdings, Ltd.....................  4,558,659   10,608,637
    Mustek, Ltd........................................     48,438       35,039
#   Nedbank Group, Ltd.................................  3,855,686   83,973,572
*   Northam Platinum, Ltd..............................  3,067,226   12,546,979
    Omnia Holdings, Ltd................................    372,219    8,053,232
    Peregrine Holdings, Ltd............................  1,528,648    3,309,969
    Petmin, Ltd........................................  1,417,358      285,040
    PSG Group, Ltd.....................................    565,917    5,205,276
    Raubex Group, Ltd..................................  1,211,193    2,604,786
*   RCL Foods, Ltd.....................................     31,832       48,792
    Reunert, Ltd.......................................     10,887       65,240
*   Royal Bafokeng Platinum, Ltd.......................    257,660    1,751,490
    Sanlam, Ltd........................................ 21,439,255  121,605,608
*   Sappi, Ltd.........................................  8,875,886   33,550,307
*   Sappi, Ltd. Sponsored ADR..........................    695,410    2,593,879
    Sasol, Ltd. Sponsored ADR..........................    640,884   37,075,139
    Sibanye Gold, Ltd..................................    892,852    2,117,773
#   Sibanye Gold, Ltd. Sponsored ADR...................  2,965,465   28,290,536
    Standard Bank Group, Ltd........................... 20,160,388  271,247,182
*   Stefanutti Stocks Holdings, Ltd....................    526,548      452,552
#   Steinhoff International Holdings, Ltd.............. 23,854,878  119,165,062
*   Super Group, Ltd...................................  3,291,857    9,220,953
#*  Telkom SA SOC, Ltd.................................  4,708,793   21,739,400
    Times Media Group, Ltd.............................    253,556      508,899
    Tongaat Hulett, Ltd................................    732,845   10,435,633
    Trencor, Ltd.......................................  1,267,858    8,977,552
    Value Group, Ltd...................................    976,777      481,160

                                     1926

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
  SOUTH AFRICA -- (Continued)
      Wilson Bayly Holmes-Ovcon, Ltd.................    67,278 $      802,732
      Zeder Investments, Ltd......................... 2,015,912      1,095,220
                                                                --------------
  TOTAL SOUTH AFRICA                                             1,500,461,626
                                                                --------------
  SOUTH KOREA -- (14.6%)
  #   Aekyung Petrochemical Co., Ltd.................    13,441        864,993
      Agabang&Company................................    28,188        143,931
  #   AK Holdings, Inc...............................    25,287      1,482,575
  *   Amotech Co., Ltd...............................    22,640        156,329
  #   Asia Cement Co., Ltd...........................    25,169      2,673,286
      ASIA Holdings Co., Ltd.........................    12,413      1,660,841
  #   Asia Paper Manufacturing Co., Ltd..............    42,541        960,316
      AtlasBX Co., Ltd...............................     1,295         51,798
  #*  AUK Corp.......................................   617,090      1,202,203
      Bookook Securities Co., Ltd....................    28,655        380,031
      Boryung Pharmaceutical Co., Ltd................     6,846        267,956
  #   BS Financial Group, Inc........................ 2,042,369     32,618,025
      BYC Co., Ltd...................................       810        177,448
  #   Byucksan Corp..................................    10,100         43,086
  #*  Capro Corp.....................................    79,730        339,337
  #*  Celltrion Pharm, Inc...........................     7,951         76,396
  #*  China Great Star International, Ltd............   425,611      1,394,373
  #*  China Ocean Resources Co., Ltd................. 1,011,023      1,169,492
      Chokwang Paint, Ltd............................     1,920         19,390
      Chosun Refractories Co., Ltd...................     9,371      1,050,801
      CJ Corp........................................   133,817     18,867,082
  #*  CJ Korea Express Co., Ltd......................    83,759     10,974,639
      CKD Bio Corp...................................    20,570        308,897
  #*  Cosmochemical Co., Ltd.........................   120,200        744,026
  #   Dae Dong Industrial Co., Ltd...................   145,130      1,499,099
      Dae Han Flour Mills Co., Ltd...................    14,607      2,710,007
      Dae Won Kang Up Co., Ltd.......................   245,096      1,664,032
  #*  Dae Young Packaging Co., Ltd................... 1,121,470        774,448
  #   Dae-Il Corp....................................    94,852        618,608
  #*  Daechang Co., Ltd..............................   686,922        715,039
      Daeduck Electronics Co.........................   105,982        843,501
      Daeduck GDS Co., Ltd...........................   281,480      3,459,289
      Daegu Department Store.........................    71,060      1,155,620
  #   Daehan Steel Co., Ltd..........................   185,508      1,063,591
      Daekyo Co., Ltd................................   521,770      3,415,845
  #   Daelim Industrial Co., Ltd.....................   421,284     37,693,159
      Daelim Trading Co., Ltd........................     1,406          6,145
  #   Daesang Holdings Co., Ltd......................   111,039      2,137,911
  #   Daesung Holdings Co., Ltd......................    41,070        486,157
      Daewon San Up Co., Ltd.........................     9,968        124,217
  #*  Daewoo Engineering & Construction Co., Ltd.....   959,001      9,224,644
  *   Daewoo Securities Co., Ltd..................... 2,587,642     25,992,689
  #   Daewoo Shipbuilding & Marine Engineering Co.,
        Ltd..........................................   677,806     16,084,593
      Daewoong Co., Ltd..............................     5,078        199,080
  *   Dahaam E-Tec Co., Ltd..........................     3,535         11,607
  #   Daishin Securities Co., Ltd....................   611,785      6,293,754
  #   Daou Data Corp.................................   138,807        663,620
      Daou Technology, Inc...........................   393,722      4,235,496

                                     1927

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Dasan Networks, Inc.................................   188,632 $  1,511,805
#   DGB Financial Group, Inc............................ 1,388,192   22,535,359
#*  Digitech Systems Co., Ltd...........................    10,779       16,674
    Dong Ah Tire & Rubber Co., Ltd......................    81,994    1,629,496
#*  Dong Yang Gang Chul Co., Ltd........................   291,430      851,017
#   Dong-Ah Geological Engineering Co., Ltd.............    45,500      377,513
#   Dong-Il Corp........................................    18,630    1,469,984
#   Dongbang Transport Logistics Co., Ltd...............   244,640      498,314
#*  Dongbu Corp.........................................    53,090      106,229
#*  Dongbu HiTek Co., Ltd...............................   341,495    1,320,830
*   Dongbu Securities Co., Ltd..........................   351,526    1,775,520
#*  Dongbu Steel Co., Ltd...............................   385,814      674,856
#   Dongil Industries Co., Ltd..........................    18,961    1,065,550
#*  Dongkook Industrial Co., Ltd........................   291,574      978,790
    Dongkuk Industries Co., Ltd.........................     4,704       19,404
#   Dongkuk Steel Mill Co., Ltd.........................   991,515    7,580,067
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd..........   114,484      427,247
#   Dongsung Holdings Co., Ltd..........................   101,373      619,262
#   Dongwha Pharm Co., Ltd..............................   261,900    1,293,703
    Dongwon F&B Co., Ltd................................    12,812    2,586,018
*   Dongwoo Co., Ltd....................................    19,336       71,520
    Dongyang E&P, Inc...................................    19,332      266,266
#   Dongyang Mechatronics Corp..........................   158,006    1,450,176
    Doosan Corp.........................................   117,635   14,055,526
#*  Doosan Engine Co., Ltd..............................   112,890      902,492
#*  Doosan Engineering & Construction Co., Ltd..........    36,428      490,277
#   Doosan Heavy Industries & Construction Co., Ltd.....   322,382    9,388,871
#*  Doosan Infracore Co., Ltd...........................   843,273   10,599,993
#   DRB Holding Co., Ltd................................   230,619    3,155,199
    E-Mart Co., Ltd.....................................    46,855   10,521,087
#   Eagon Industries Co., Ltd...........................    13,300      156,714
    Eugene Corp.........................................   437,186    1,557,092
#*  Eugene Investment & Securities Co., Ltd.............   763,229    1,818,948
    EVERDIGM Corp.......................................     3,620       24,403
#*  Flexcom, Inc........................................    29,124      145,977
    Fursys, Inc.........................................    31,503    1,012,388
#   Gaon Cable Co., Ltd.................................    22,847      614,766
    Global & Yuasa Battery Co., Ltd.....................    35,451    1,660,152
#*  GNCO Co., Ltd.......................................   357,625      416,455
#   Green Cross Holdings Corp...........................    50,710      765,353
#*  GS Engineering & Construction Corp..................   682,344   25,788,479
    GS Global Corp......................................    11,950      108,049
#   GS Holdings.........................................   750,939   34,154,576
    Gwangju Shinsegae Co., Ltd..........................     5,985    1,445,796
#*  Halla Corp..........................................   181,225    1,394,468
    Hana Financial Group, Inc........................... 3,815,029  153,641,871
    Handok, Inc.........................................    12,706      318,384
#   Handsome Co., Ltd...................................   214,790    5,722,332
    Hanil Cement Co., Ltd...............................    52,145    6,674,794
#*  Hanjin Heavy Industries & Construction Co., Ltd.....   677,791    4,671,849
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................   192,411    2,041,509
*   Hanjin Kal Corp.....................................        --            1
#*  Hanjin Shipping Co., Ltd............................   161,920      869,818

                                     1928

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#*  Hanjin Shipping Holdings Co., Ltd..................    47,453 $    545,042
    Hanjin Transportation Co., Ltd.....................   140,220    4,382,607
*   Hankuk Glass Industries, Inc.......................    20,222      423,368
    Hankuk Paper Manufacturing Co., Ltd................    32,780      991,868
#*  Hanmi Science Co., Ltd.............................     8,733      117,399
#*  Hansol HomeDeco Co., Ltd...........................   321,490      656,260
#   Hansol Paper Co....................................   647,244    7,508,201
#   Hanwha Chemical Corp............................... 1,171,955   20,404,092
    Hanwha Corp........................................   629,698   17,847,722
    Hanwha Galleria Timeworld Co., Ltd.................    12,290      551,555
#*  Hanwha General Insurance Co., Ltd..................    94,214      546,234
*   Hanwha Investment & Securities Co., Ltd............   824,282    3,611,683
#   Hanwha Life Insurance Co., Ltd..................... 1,822,159   12,094,942
    Hanyang Eng Co., Ltd...............................     7,723       51,260
    Hanyang Securities Co., Ltd........................    90,530      664,970
#   Heung-A Shipping Co., Ltd.......................... 1,065,561    1,297,939
#   Hitejinro Holdings Co., Ltd........................   102,627    1,260,928
*   HMC Investment Securities Co., Ltd.................   259,785    3,319,140
#   HS R&A Co., Ltd....................................    38,832    1,214,031
#   Humax Co., Ltd.....................................   113,553    1,198,928
#   Husteel Co., Ltd...................................    59,490    1,073,347
#   Huvis Corp.........................................    21,080      226,191
#   Hwacheon Machine Tool Co., Ltd.....................    14,227      861,666
    HwaSung Industrial Co., Ltd........................     1,481       20,578
    Hyosung Corp.......................................   380,987   27,671,850
#*  Hyundai BNG Steel Co., Ltd.........................   140,250    2,887,373
    Hyundai Department Store Co., Ltd..................     8,474    1,206,917
#   Hyundai Development Co.............................   816,666   30,317,990
#   Hyundai Heavy Industries Co., Ltd..................   303,901   43,810,478
    Hyundai Hy Communications & Networks Co., Ltd......   215,230      976,313
#   Hyundai Mipo Dockyard..............................    78,093    9,252,335
#   Hyundai Motor Co...................................   579,215  137,117,000
#*  Hyundai Securities Co., Ltd........................ 1,698,823   13,050,544
#   Hyundai Steel Co................................... 1,075,101   81,905,441
#*  Hyunjin Materials Co., Ltd.........................    59,221      269,069
#   Il Dong Pharmaceutical Co., Ltd....................   133,130    1,800,107
#   Iljin Electric Co., Ltd............................   285,940    2,140,477
#   Ilshin Spinning Co., Ltd...........................    16,366    2,103,578
#   Ilsung Pharmaceuticals Co., Ltd....................     9,407      788,706
#   Industrial Bank of Korea........................... 2,385,570   35,370,240
*   InnoWireless, Inc..................................     1,805       20,816
#*  Interflex Co., Ltd.................................    19,137      197,008
    Intergis Co., Ltd..................................    24,590      217,500
    INTOPS Co., Ltd....................................    74,995    1,334,550
    Inzi Controls Co., Ltd.............................    89,540      464,599
#   INZI Display Co., Ltd..............................   244,705      443,173
#*  IS Dongseo Co., Ltd................................    96,658    2,912,415
#   ISU Chemical Co., Ltd..............................   139,685    1,805,113
#   IsuPetasys Co., Ltd................................    55,536      256,460
#   JB Financial Group Co., Ltd........................   946,863    6,691,997
#   Jeil Pharmaceutical Co.............................    70,588    1,986,168
    JW Pharmaceutical Corp.............................    83,444    1,250,304
#   KB Capital Co., Ltd................................    93,191    1,905,656

                                     1929

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc............................ 2,611,033 $101,998,487
#   KB Financial Group, Inc. ADR....................... 3,171,116  124,054,058
#   KC Tech Co., Ltd...................................   286,512    1,560,903
#   KCC Corp...........................................    56,360   33,177,450
#*  Keangnam Enterprises, Ltd..........................   131,000      554,625
#   Keyang Electric Machinery Co., Ltd.................   393,920    1,845,644
#   KG Chemical Corp...................................    48,373      650,009
    KISCO Corp.........................................    55,128    1,566,162
#   KISCO Holdings Co., Ltd............................    11,673      514,780
#   Kishin Corp........................................   109,475      795,502
    KISWIRE, Ltd.......................................    69,836    2,918,427
#*  KJB Financial Group Co., Ltd.......................   287,166    3,408,499
#*  KNB Financial Group Co., Ltd.......................   438,847    5,913,344
    Kolon Corp.........................................    73,455    2,221,943
#*  Kolon Global Corp..................................    46,977      460,434
#   Kolon Industries, Inc..............................   204,433   13,487,045
#   Kook Soon Dang Brewery Co., Ltd....................    47,136      270,872
    Korea Airport Service Co., Ltd.....................     1,580       38,203
#   Korea Cast Iron Pipe Industries Co., Ltd...........     7,358       31,775
#   Korea Circuit Co., Ltd.............................    71,576      568,482
    Korea Electric Terminal Co., Ltd...................    89,230    3,859,871
#   Korea Export Packaging Industrial Co., Ltd.........     5,290      108,165
#   Korea Flange Co., Ltd..............................    58,810    1,346,077
#   Korea Investment Holdings Co., Ltd.................   542,836   24,282,558
    Korea Petrochemical Ind Co., Ltd...................    45,171    2,872,178
*   Korean Air Lines Co., Ltd..........................   105,728    3,663,517
    Korean Reinsurance Co..............................   420,208    4,597,494
    KPF................................................    36,644      141,924
    KPX Chemical Co., Ltd..............................    12,852      736,115
*   KTB Investment & Securities Co., Ltd...............   777,811    1,950,969
    Kukdo Chemical Co., Ltd............................    51,898    2,705,808
#   Kumho Electric Co., Ltd............................    44,531      899,394
#   Kunsul Chemical Industrial Co., Ltd................    31,190    1,400,493
#*  Kyeryong Construction Industrial Co., Ltd..........    48,550      762,386
#*  Kyobo Securities Co., Ltd,.........................   229,017    2,330,125
    Kyung-In Synthetic Corp............................    24,773      168,804
    Kyungbang, Ltd.....................................    10,105    1,215,006
*   LB Semicon, Inc....................................    66,800      123,484
    LF Corp............................................    57,345    1,604,788
    LG Corp............................................ 1,087,315   72,814,517
*   LG Display Co., Ltd................................ 1,420,066   46,617,498
#*  LG Display Co., Ltd. ADR........................... 3,996,524   64,943,515
#   LG Electronics, Inc................................ 1,776,548  131,611,059
    LG Hausys, Ltd.....................................     4,957      907,584
#   LG International Corp..............................   183,765    5,301,027
    LG Uplus Corp...................................... 3,029,481   27,861,814
    LIG Insurance Co., Ltd.............................    54,200    1,544,391
#   Lotte Chemical Corp................................   116,422   19,628,404
    Lotte Chilsung Beverage Co., Ltd...................     9,880   17,756,524
    Lotte Confectionery Co., Ltd.......................     9,240   18,820,315
#   LOTTE Himart Co., Ltd..............................     6,755      448,228
#*  Lotte Non-Life Insurance Co., Ltd..................    37,010      120,203
#   Lotte Shopping Co., Ltd............................   166,713   51,405,190

                                     1930

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
    LS Corp............................................    21,131 $  1,488,639
    MegaStudy Co., Ltd.................................       642       37,483
*   Melfas, Inc........................................    23,756      127,473
#   Meritz Financial Group, Inc........................    61,336      471,734
#   Meritz Securities Co., Ltd......................... 2,576,974    7,295,917
    Mi Chang Oil Industrial Co., Ltd...................     4,691      326,013
#   Mirae Asset Securities Co., Ltd....................   414,359   18,694,341
#   MK Electron Co., Ltd...............................   123,903      635,984
#*  MNTech Co., Ltd....................................    57,249      251,229
    Moorim P&P Co., Ltd................................   406,838    1,652,355
#   Moorim Paper Co., Ltd..............................   210,130      481,432
    Motonic Corp.......................................   104,726    1,523,249
#   Namhae Chemical Corp...............................     2,016       17,677
    Namyang Dairy Products Co., Ltd....................     3,444    2,846,366
    National Plastic Co................................   135,229      870,698
#*  NEOWIZ HOLDINGS Corp...............................    69,796      972,542
#   Nexen Corp.........................................    15,134    1,287,488
    NH Investment & Securities Co., Ltd................   429,734    3,170,441
#*  NK Co., Ltd........................................   178,370      568,733
#   Nong Shim Holdings Co., Ltd........................    24,347    2,787,655
#   NongShim Co., Ltd..................................    38,707    9,812,331
    NOROO Paint & Coatings Co., Ltd....................     8,965       70,424
#*  Osung LST Co., Ltd.................................    36,975       57,042
    Ottogi Corp........................................     2,550    1,318,565
#*  Paik Kwang Industrial Co., Ltd.....................   128,617      385,187
#*  Pan Ocean Co., Ltd.................................    47,845      182,835
#*  PaperCorea, Inc....................................   404,380      305,942
    Poongsan Corp......................................   397,200   11,477,272
    Poongsan Holdings Corp.............................    50,606    1,979,680
    POSCO..............................................   672,713  218,601,578
#   POSCO ADR.......................................... 1,617,993  130,782,374
*   POSCO Coated & Color Steel Co., Ltd................    23,830      349,280
*   Power Logics Co., Ltd..............................     8,791       32,630
    Pyeong Hwa Automotive Co., Ltd.....................     6,626      150,499
    RFTech Co., Ltd....................................     9,316       60,062
*   S&C Engine Group, Ltd..............................     6,325       18,109
#   S&T Dynamics Co., Ltd..............................   380,544    4,027,643
    S&T Holdings Co., Ltd..............................    87,883    1,518,708
    S&T Motiv Co., Ltd.................................   124,000    4,230,300
#   S-MAC Co., Ltd.....................................    35,211      161,986
#*  Sajo Industries Co., Ltd...........................    21,831      771,432
    Sam Young Electronics Co., Ltd.....................   159,570    1,864,963
    Sam Yung Trading Co., Ltd..........................         1           17
#   SAMHWA Paints Industrial Co., Ltd..................     2,030       30,113
#   Samick Musical Instruments Co., Ltd................   732,490    2,449,263
    Samkwang Glass.....................................       620       33,792
    Samsung C&T Corp................................... 1,386,322   98,384,259
#   Samsung Fine Chemicals Co., Ltd....................    34,603    1,448,372
    Samsung Life Insurance Co., Ltd....................    12,500    1,272,385
    Samsung SDI Co., Ltd...............................   422,727   65,091,794
#   Samsung Securities Co., Ltd........................   133,477    6,292,948
#   Samyang Genex Co., Ltd.............................    11,337    1,414,147
    Samyang Holdings Corp..............................    86,744    6,464,820

                                     1931

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
#   Samyang Tongsang Co., Ltd..........................     5,244 $    317,806
#*  Samyoung Chemical Co., Ltd.........................   275,970      542,131
    SAVEZONE I&C CORP..................................    40,137      281,264
    SBS Media Holdings Co., Ltd........................   102,448      362,456
    Seah Besteel Corp..................................   183,830    6,366,324
#   SeAH Holdings Corp.................................    13,089    2,125,341
#   SeAH Steel Corp....................................    34,769    3,214,303
#   Sebang Co., Ltd....................................   137,830    2,708,647
    Sejong Industrial Co., Ltd.........................   112,664    1,947,751
#   Sempio Foods Co....................................     3,110       74,337
#*  Seohee Construction Co., Ltd....................... 1,753,286    1,101,430
#*  Seowon Co., Ltd....................................    86,070      163,868
*   Sewon Cellontech Co., Ltd..........................     7,696       24,647
    Sewon Precision Industry Co., Ltd..................       530       15,385
#*  SG Corp............................................ 1,945,560    1,196,331
#   Shin Poong Pharmaceutical Co., Ltd.................   125,325      493,873
    Shinhan Financial Group Co., Ltd................... 5,061,519  249,976,851
#   Shinhan Financial Group Co., Ltd. ADR.............. 1,626,158   80,380,989
#   Shinsegae Co., Ltd.................................    57,979   13,116,876
    Shinsegae Information & Communication Co., Ltd.....     5,726      457,959
#*  Shinsung Solar Energy Co., Ltd.....................   765,627      909,103
#*  Shinsung Tongsang Co., Ltd......................... 1,106,860    1,072,331
#*  Shinwon Corp.......................................    76,906      164,033
    Shinyoung Securities Co., Ltd......................    35,820    1,664,247
*   Signetics Corp.....................................   271,918      419,175
    Silla Co., Ltd.....................................    64,953    1,604,227
#*  Simm Tech Co., Ltd.................................    10,189       64,873
    SIMPAC, Inc........................................     2,110       14,694
    Sindoh Co., Ltd....................................    43,098    2,990,531
    SJM Co., Ltd.......................................     9,114       85,891
*   SK Broadband Co., Ltd..............................    86,418      318,179
#   SK Chemicals Co., Ltd..............................   181,819   11,453,142
    SK Gas, Ltd........................................    49,930    5,381,045
    SK Holdings Co., Ltd...............................   513,323   86,944,608
#   SK Innovation Co., Ltd.............................   845,193   84,185,442
*   SK Networks Co., Ltd............................... 2,219,296   24,155,414
#*  SK Securities Co., Ltd............................. 3,403,497    3,394,060
    SKC Co., Ltd.......................................    74,291    2,600,496
    SL Corp............................................   157,060    3,172,109
#   Songwon Industrial Co., Ltd........................   194,286    1,620,694
*   Ssangyong Cement Industrial Co., Ltd...............   289,296    2,712,304
#*  STS Semiconductor & Telecommunications.............   289,938      823,705
#*  STX Engine Co., Ltd................................   293,680    1,002,886
    Sun Kwang Co., Ltd.................................    20,098      396,104
    Sunchang Corp......................................     2,243       22,240
#*  Sungchang Enterprise Holdings, Ltd.................    12,963      299,722
#*  Sungshin Cement Co., Ltd...........................   178,501    1,672,748
    Sungwoo Hitech Co., Ltd............................   177,100    2,464,036
#   Tae Kyung Industrial Co., Ltd......................   116,020      698,054
    Taekwang Industrial Co., Ltd.......................     4,684    6,341,723
#*  Taewoong Co., Ltd..................................    58,289    1,287,654
#*  Taeyoung Engineering & Construction Co., Ltd.......   564,040    3,136,554
#   Tailim Packaging Industrial Co., Ltd...............   374,220      743,872

                                     1932

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ---------- --------------
SOUTH KOREA -- (Continued)
    TCC Steel..........................................     33,568 $      114,865
#*  TK Chemical Corp...................................    370,309        727,261
*   Tong Kook Corp.....................................        607             --
#   Tong Yang Moolsan Co., Ltd.........................     72,180        698,453
    Tongyang Life Insurance............................    240,034      2,342,294
#*  TONGYANG Securities, Inc...........................    677,657      2,013,133
*   Top Engineering Co., Ltd...........................     49,113        193,786
#   TS Corp............................................     65,206      2,080,094
#   Uju Electronics Co., Ltd...........................     17,015        189,755
#   Unid Co., Ltd......................................     46,751      3,021,256
#   Union Steel........................................     38,477        489,738
#*  WillBes & Co. (The)................................    666,075        857,233
    Wiscom Co., Ltd....................................     32,980        174,543
#*  Woongjin Energy Co., Ltd...........................    751,750      1,812,417
#*  Woongjin Thinkbig Co., Ltd.........................    175,710      1,179,093
#   Wooree ETI Co., Ltd................................     74,334        135,441
*   Woori Finance Holdings Co., Ltd....................  3,784,490     50,992,590
*   Woori Finance Holdings Co., Ltd. ADR...............      7,135        287,255
    Woori Investment & Securities Co., Ltd.............  1,718,172     18,675,413
#   WooSung Feed Co., Ltd..............................    284,940        938,372
    YESCO Co., Ltd.....................................     30,550      1,202,903
#   Yoosung Enterprise Co., Ltd........................     84,230        467,079
    Youlchon Chemical Co., Ltd.........................    159,540      2,008,051
#   Young Poong Corp...................................      4,829      6,363,354
*   Young Poong Mining & Construction Corp.............     18,030             --
#   Young Poong Precision Corp.........................     93,439        989,456
    Youngone Holdings Co., Ltd.........................     23,163      1,759,687
    YuHwa Securities Co., Ltd..........................     25,360        340,838
*   Zinus, Inc.........................................      1,866             --
                                                                   --------------
TOTAL SOUTH KOREA                                                   3,178,839,844
                                                                   --------------
TAIWAN -- (14.1%)
    Ability Enterprise Co., Ltd........................  3,412,000      2,545,311
#   Accton Technology Corp.............................  8,825,156      5,304,622
#*  Acer, Inc.......................................... 41,985,364     33,275,340
    ACES Electronic Co., Ltd...........................    772,000      1,079,553
#   ACHEM Technology Corp..............................  3,146,318      1,986,021
*   Action Electronics Co., Ltd........................  3,319,084        699,467
#*  Advanced Connectek, Inc............................  1,629,000        630,073
    Advanced International Multitech Co., Ltd..........    235,000        224,101
#*  Advanced Wireless Semiconductor Co.................    336,000        277,275
#*  AGV Products Corp..................................  7,871,701      2,561,903
#   AimCore Technology Co., Ltd........................    841,797        760,773
#   Alcor Micro Corp...................................    481,000        540,743
#   Allis Electric Co., Ltd............................  1,471,000        448,152
#   Alpha Networks, Inc................................  5,949,237      4,176,283
#*  Altek Corp.........................................  6,185,808      4,925,713
#   Ambassador Hotel (The).............................  1,058,000      1,026,863
#   AMPOC Far-East Co., Ltd............................  1,772,000      1,700,633
#   AmTRAN Technology Co., Ltd......................... 13,157,956      9,748,655
    APCB, Inc..........................................  2,454,000      1,848,492
#   Arcadyan Technology Corp...........................  1,217,931      1,875,892
#   Ardentec Corp......................................  3,866,280      3,294,417

                                     1933

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#   Asia Cement Corp...................................  25,677,049 $35,668,139
#*  Asia Optical Co., Inc..............................   4,048,290   5,628,610
    Asia Plastic Recycling Holding, Ltd................      19,000      27,433
#   Asia Polymer Corp..................................   4,662,478   3,694,190
    Asia Vital Components Co., Ltd.....................   4,933,984   3,911,233
    Asustek Computer, Inc..............................     730,000   7,714,171
#   AU Optronics Corp..................................  53,434,812  24,078,940
#   AU Optronics Corp. Sponsored ADR...................   9,342,184  41,292,453
    Audix Corp.........................................   1,814,164   2,074,448
    Avermedia Technologies.............................   3,105,000   1,308,701
#*  Avision, Inc.......................................   2,059,555     729,479
#   AVY Precision Technology, Inc......................     398,000     897,601
    Bank of Kaohsiung Co., Ltd.........................   6,588,900   2,142,874
#   BES Engineering Corp...............................  25,179,443   6,802,636
#   Biostar Microtech International Corp...............   2,799,055   1,269,474
*   Bright Led Electronics Corp........................   1,762,000     905,314
#   C Sun Manufacturing, Ltd...........................   2,535,837   2,016,072
#   Cameo Communications, Inc..........................   3,060,197     911,870
#   Capital Securities Corp............................  26,217,447   9,981,225
    Career Technology MFG. Co., Ltd....................   1,872,000   2,482,752
#   Carnival Industrial Corp...........................   5,970,000   1,680,614
#   Cathay Chemical Works..............................     959,000     534,787
#   Cathay Real Estate Development Co., Ltd............  14,314,421   8,107,986
#   Celxpert Energy Corp...............................     262,000     161,564
#   Central Reinsurance Co., Ltd.......................   2,562,016   1,373,100
#   ChainQui Construction Development Co., Ltd.........   1,537,173   1,272,066
    Champion Building Materials Co., Ltd...............   6,381,828   2,296,005
*   Chang Ho Fibre Corp................................      13,000       5,067
    Chang Hwa Commercial Bank..........................  86,151,711  56,396,161
#   Channel Well Technology Co., Ltd...................   1,551,000     940,367
#   Charoen Pokphand Enterprise........................   3,055,000   2,868,662
#   Chen Full International Co., Ltd...................     827,000   1,061,085
    Cheng Loong Corp...................................  13,917,659   5,753,641
#   Cheng Uei Precision Industry Co., Ltd..............   5,948,635  11,073,820
#   Chia Chang Co., Ltd................................   1,358,000   1,707,297
#   Chia Hsin Cement Corp..............................   7,476,191   3,796,683
    Chien Kuo Construction Co., Ltd....................   4,979,247   2,274,861
*   Chien Shing Stainless Steel Co., Ltd...............     657,000      92,180
#   Chilisin Electronics Corp..........................   1,683,836   1,629,728
#   Chin-Poon Industrial Co., Ltd......................   6,084,815  10,942,086
*   China Airlines, Ltd................................  46,049,353  15,607,490
    China Chemical & Pharmaceutical Co., Ltd...........   4,203,264   3,154,388
    China Development Financial Holding Corp........... 200,440,960  66,261,058
#*  China Electric Manufacturing Corp..................   4,084,200   1,603,720
#   China General Plastics Corp........................   6,832,030   3,338,703
#   China Glaze Co., Ltd...............................   2,312,363   1,167,866
    China Life Insurance Co., Ltd......................  14,601,780  13,926,555
#*  China Man-Made Fiber Corp..........................  18,870,813   6,830,499
    China Metal Products...............................   3,780,362   4,609,421
    China Motor Corp...................................  11,464,749  11,048,869
#   China Petrochemical Development Corp...............  31,445,397  12,777,881
#   China Steel Corp...................................   5,940,000   5,123,461
    China Steel Structure Co., Ltd.....................   1,435,219   1,414,642

                                     1934

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   China Synthetic Rubber Corp........................  8,076,711 $ 7,953,887
*   China United Trust & Investment Corp...............    493,999          --
#*  China Wire & Cable Co., Ltd........................  2,900,000   1,251,504
#   Chinese Maritime Transport, Ltd....................  1,529,000   1,757,324
    Chipbond Technology Corp...........................     58,000      93,742
#*  Chun YU Works & Co., Ltd...........................  3,273,000   1,565,645
#   Chun Yuan Steel....................................  6,454,287   2,605,291
#   Chung Hsin Electric & Machinery Manufacturing Corp.  6,609,000   4,642,001
*   Chung Hung Steel Corp.............................. 13,155,046   3,517,979
#*  Chung Hwa Pulp Corp................................  6,701,011   2,104,232
*   Chung Shing Textile Co., Ltd.......................        600          --
*   Chunghwa Picture Tubes, Ltd........................ 55,899,412   3,320,363
#*  CMC Magnetics Corp................................. 52,168,830   8,183,864
    CoAsia Microelectronics Corp.......................  1,293,350     602,572
#   Collins Co., Ltd...................................  2,467,224     923,143
    Compal Electronics, Inc............................ 73,788,332  67,919,719
    Compeq Manufacturing Co., Ltd...................... 20,781,000  12,275,342
*   Compex International Co., Ltd......................     46,400          --
*   Concord Securities Corp............................  1,603,000     457,120
#   Continental Holdings Corp..........................  7,293,848   2,939,659
*   Coretronic Corp.................................... 10,744,000  12,744,628
*   Cosmos Bank Taiwan.................................    948,872     483,074
#   Coxon Precise Industrial Co., Ltd..................  2,002,000   3,596,995
#   Creative Sensor, Inc...............................    359,000     302,970
    CSBC Corp. Taiwan..................................  6,245,654   3,734,596
    CTBC Financial Holding Co., Ltd.................... 90,327,355  63,221,501
    CviLux Corp........................................     22,000      36,905
#   D-Link Corp........................................ 11,107,939   7,930,408
#   DA CIN Construction Co., Ltd.......................  2,401,579   1,805,613
    Darfon Electronics Corp............................  6,128,950   4,190,314
#*  Delpha Construction Co., Ltd.......................  3,627,016   1,682,917
*   Der Pao Construction Co., Ltd......................  1,139,000          --
#   DFI, Inc...........................................    387,280     464,012
#*  Dynamic Electronics Co., Ltd.......................  4,558,324   2,337,313
#*  E Ink Holdings, Inc................................  9,350,000   5,906,341
#*  E-Ton Solar Tech Co., Ltd..........................  3,730,443   2,427,200
    E.Sun Financial Holding Co., Ltd................... 80,244,294  53,364,696
    Eastern Media International Corp...................  4,377,597   1,800,764
#   Edimax Technology Co., Ltd.........................  3,202,902   1,454,078
#   Edison Opto Corp...................................  1,176,000   1,303,718
#   Edom Technology Co., Ltd...........................    800,580     705,690
#   Elite Material Co., Ltd............................  4,299,905   4,908,809
#   Elitegroup Computer Systems Co., Ltd...............  8,410,341   5,921,840
    ENG Electric Co., Ltd..............................    970,000     785,043
#   EnTie Commercial Bank..............................  2,271,232   1,096,846
*   Episil Technologies, Inc...........................  3,874,000   1,513,138
#   Epistar Corp....................................... 12,896,000  28,077,115
#   Eternal Materials Co., Ltd.........................  1,630,000   1,897,313
*   Etron Technology, Inc..............................  2,448,000   1,231,351
*   Eva Airways Corp................................... 10,162,850   5,008,745
*   Ever Fortune Industrial Co., Ltd...................    409,000          --
#   Everest Textile Co., Ltd...........................  3,892,002   1,987,875
    Evergreen International Storage & Transport
       Corp............................................  9,778,000   6,366,008

                                     1935

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
TAIWAN -- (Continued)
*   Evergreen Marine Corp. Taiwan, Ltd.................  29,793,998 $ 17,096,638
    Excelsior Medical Co., Ltd.........................   1,410,200    2,725,609
    Far Eastern Department Stores, Ltd.................   5,470,652    5,552,216
#   Far Eastern International Bank.....................  28,000,817   10,565,845
    Far Eastern New Century Corp.......................   1,746,000    1,951,010
*   Farglory F T Z Investment Holding Co., Ltd.........   1,179,000      877,962
    Farglory Land Development Co., Ltd.................   1,062,264    1,489,694
#   Federal Corp.......................................   7,536,979    5,053,110
    Feng Hsin Iron & Steel Co..........................      20,000       27,556
#   First Copper Technology Co., Ltd...................   3,629,750    1,239,616
    First Financial Holding Co., Ltd................... 123,420,215   83,857,500
#   First Hotel........................................   1,216,590      852,568
#   First Insurance Co, Ltd. (The).....................   4,017,064    2,299,011
    First Steamship Co., Ltd...........................   5,379,173    3,771,048
#*  Forhouse Corp......................................   7,061,635    3,322,638
    Formosa Advanced Technologies Co., Ltd.............   1,937,000    1,454,674
#*  Formosa Epitaxy, Inc...............................   8,009,000    4,909,283
#   Formosa Oilseed Processing.........................   1,111,977      784,865
    Formosa Taffeta Co., Ltd...........................  10,729,511   11,826,577
    Formosan Rubber Group, Inc.........................   8,194,000    7,836,314
#   Formosan Union Chemical............................   2,853,034    1,425,014
    Fortune Electric Co., Ltd..........................     436,000      239,110
#   Founding Construction & Development Co., Ltd.......   3,247,097    2,022,411
#   Foxconn Technology Co., Ltd........................   1,977,000    4,886,385
#   Foxlink Image Technology Co., Ltd..................   1,337,000      921,618
#*  Froch Enterprise Co., Ltd..........................   2,209,000      869,302
#   FSP Technology, Inc................................   2,371,283    2,384,648
    Fubon Financial Holding Co., Ltd...................  88,739,471  139,304,680
#   Fullerton Technology Co., Ltd......................   1,725,200    1,448,079
#   Fulltech Fiber Glass Corp..........................   4,902,690    1,982,976
#   Fwusow Industry Co., Ltd...........................   2,749,995    1,599,224
#   G Shank Enterprise Co., Ltd........................   2,883,880    2,454,126
#*  G Tech Optoelectronics Corp........................     749,000      881,917
    Gallant Precision Machining Co., Ltd...............   2,270,000      933,429
#   Gemtek Technology Corp.............................   6,366,962    5,785,062
#*  Genesis Photonics, Inc.............................   2,896,059    2,203,423
#*  Genius Electronic Optical Co., Ltd.................     690,000    2,143,040
    Getac Technology Corp..............................   8,342,065    4,636,151
#*  Giantplus Technology Co., Ltd......................   1,403,100      606,434
#   Giga Solution Tech Co., Ltd........................     916,000      540,922
#   Gigabyte Technology Co., Ltd.......................   9,308,287   12,790,689
#*  Gigastorage Corp...................................   3,837,600    3,868,236
#*  Gintech Energy Corp................................   6,960,942    6,331,457
#*  Global Brands Manufacture, Ltd.....................   5,083,951    1,805,191
    Global Lighting Technologies, Inc..................     870,000    1,229,742
*   Globe Union Industrial Corp........................   2,715,000    1,531,985
#   Gloria Material Technology Corp....................   5,781,150    4,872,335
*   Gold Circuit Electronics, Ltd......................   8,144,965    2,754,841
*   Goldsun Development & Construction Co., Ltd........  23,939,261    8,434,914
    Good Will Instrument Co., Ltd......................     466,380      320,400
#   Grand Pacific Petrochemical........................  17,166,000   10,034,369
    Great China Metal Industry.........................     871,000    1,003,381
#   Great Wall Enterprise Co., Ltd.....................   6,021,767    7,133,430

                                     1936

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
#*  Green Energy Technology, Inc.......................   4,571,880 $ 3,833,193
#*  GTM Corp...........................................   2,449,000   1,750,288
#   Hannstar Board Corp................................   5,082,635   2,183,171
#*  HannStar Display Corp..............................  49,769,000  19,301,819
*   HannsTouch Solution, Inc...........................     281,000      80,081
#*  Harvatek Corp......................................   3,454,459   2,684,681
*   Helix Technology, Inc..............................      29,585          --
    Hey Song Corp......................................   2,886,500   3,131,681
#   Hitron Technology, Inc.............................   3,410,525   2,010,295
#   Ho Tung Chemical Corp..............................  13,367,052   5,837,364
*   Hocheng Corp.......................................   4,501,300   1,553,270
*   Hold-Key Electric Wire & Cable Co., Ltd............     515,124     168,021
#   Holy Stone Enterprise Co., Ltd.....................   2,956,650   4,692,674
    Hong TAI Electric Industrial.......................   3,837,000   1,360,231
#   Horizon Securities Co., Ltd........................   5,518,000   1,878,182
#   Hsin Kuang Steel Co., Ltd..........................   4,316,124   2,650,033
    Hsing TA Cement Co.................................   2,071,980     977,710
#   HTC Corp...........................................     116,000     506,097
    HUA ENG Wire & Cable...............................   7,608,035   2,824,498
#   Hua Nan Financial Holdings Co., Ltd................  51,852,430  33,330,596
*   Hualon Corp........................................     257,040          --
    Hung Ching Development & Construction Co., Ltd.....   1,987,468   1,072,513
    Hung Poo Real Estate Development Corp..............   3,576,655   2,968,968
    Hung Sheng Construction, Ltd.......................   8,050,892   5,415,151
    Huxen Corp.........................................     572,281     788,650
    Hwa Fong Rubber Co., Ltd...........................   1,085,800     836,034
#   I-Chiun Precision Industry Co., Ltd................   3,240,000   2,526,238
#   Ichia Technologies, Inc............................   3,501,260   5,249,158
    Infortrend Technology, Inc.........................     852,000     493,264
#   Innolux Corp.(B0CC0M5)............................. 124,406,745  58,700,810
    INNOLUX Corp.()....................................   9,347,806     561,065
#*  Inotera Memories, Inc..............................  16,646,728  28,449,583
#*  Inpaq Technology Co., Ltd..........................     279,000     480,164
    Inventec Corp......................................  29,168,277  25,929,418
#   ITE Technology, Inc................................   1,923,479   2,269,118
    ITEQ Corp..........................................      14,000      14,824
#*  J Touch Corp.......................................     665,100     529,006
*   Janfusun Fancyworld Corp...........................     411,179      79,743
#   Jess-Link Products Co., Ltd........................   1,299,000   1,468,442
    Jih Sun Financial Holdings Co., Ltd................   4,723,995   1,424,059
#   K Laser Technology, Inc............................   1,991,601   1,164,705
    Kang Na Hsiung Enterprise Co., Ltd.................   1,687,078     825,400
    Kao Hsing Chang Iron & Steel.......................     583,700     238,464
#   Kaulin Manufacturing Co., Ltd......................   2,570,656   1,866,878
#   KEE TAI Properties Co., Ltd........................     880,000     555,011
#   Kenmec Mechanical Engineering Co., Ltd.............   1,446,000     725,417
#   King Yuan Electronics Co., Ltd.....................  21,676,805  17,754,698
    King's Town Bank...................................  11,939,012  12,075,887
*   King's Town Construction Co., Ltd..................      59,000      47,248
    Kingdom Construction Co............................   4,373,000   4,222,375
#   Kinko Optical Co., Ltd.............................   1,051,000     973,972
#*  Kinpo Electronics..................................  19,097,375   8,140,189
    KS Terminals, Inc..................................     745,880   1,069,629

                                     1937

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 TAIWAN -- (Continued)
 #   Kung Sing Engineering Corp.......................   3,280,000 $  1,426,481
     Kuoyang Construction Co., Ltd....................   7,664,840    3,710,754
 #   Kwong Fong Industries............................   4,068,720    2,579,112
 #   KYE Systems Corp.................................   4,072,000    1,813,983
 #   L&K Engineering Co., Ltd.........................   2,019,000    1,728,390
     LAN FA Textile...................................   3,158,713    1,270,113
 #   LCY Chemical Corp................................     797,000      660,702
 #   Leader Electronics, Inc..........................   2,026,056      900,392
     Lealea Enterprise Co., Ltd.......................  13,389,941    4,575,442
     Ledtech Electronics Corp.........................     310,000      197,980
 #   LEE CHI Enterprises Co., Ltd.....................   3,466,900    1,894,809
 #   Lelon Electronics Corp...........................     947,200    1,361,880
 #*  Leofoo Development Co............................   5,249,774    2,254,128
     LES Enphants Co., Ltd............................     951,000      617,866
 #   Lextar Electronics Corp..........................   3,532,000    3,480,127
 #*  Li Peng Enterprise Co., Ltd......................  10,180,173    4,036,907
     Lien Hwa Industrial Corp.........................   8,435,990    6,093,194
 #   Lingsen Precision Industries, Ltd................   6,583,480    3,923,518
 #   Lite-On Semiconductor Corp.......................   4,671,190    3,312,245
     Lite-On Technology Corp..........................  30,769,265   51,623,371
 #   Long Chen Paper Co., Ltd.........................   8,858,098    4,641,151
 #   Longwell Co......................................   1,333,000    1,562,017
 #   Lotes Co., Ltd...................................   1,030,000    3,963,330
 #   Lucky Cement Corp................................   3,140,000      905,929
 #*  Macronix International...........................  72,368,913   18,652,743
 #   Marketech International Corp.....................   1,948,000    1,486,214
     Masterlink Securities Corp.......................  16,836,644    5,894,819
     Mayer Steel Pipe Corp............................   2,472,456    1,129,722
 #   Maywufa Co., Ltd.................................     252,070      126,811
     Mega Financial Holding Co., Ltd.................. 136,903,915  120,224,860
 *   Megamedia Corp...................................         782           --
     Meiloon Industrial Co............................   1,613,084      999,505
     Mercuries & Associates, Ltd......................   1,746,937    1,164,812
 *   Mercuries Life Insurance Co., Ltd................     709,292      435,312
 #   Micro-Star International Co., Ltd................  14,030,985   21,500,458
 #*  Microelectronics Technology, Inc.................     689,826      428,039
 #   Mirle Automation Corp............................     565,550      545,177
 #   Mitac Holdings Corp..............................   9,347,725    7,855,178
 *   Mosel Vitelic, Inc...............................   6,441,506    1,922,616
 #   Motech Industries, Inc...........................   2,072,000    2,782,097
 #   Nan Ren Lake Leisure Amusement Co., Ltd..........   1,033,000      505,325
 #*  Nan Ya Printed Circuit Board Corp................   3,855,000    5,974,812
     Nantex Industry Co., Ltd.........................   2,468,716    1,404,859
 *   Nanya Technology Corp............................      84,000       22,226
 #   Neo Solar Power Corp.............................   1,508,066    1,484,861
     New Asia Construction & Development Corp.........   1,810,304      493,638
 #   New Era Electronics Co., Ltd.....................     146,000      176,911
     Newmax Technology Co., Ltd.......................      19,000       29,251
     Nichidenbo Corp..................................           1            1
     Nien Hsing Textile Co., Ltd......................   4,491,721    4,028,334
     Nishoku Technology, Inc..........................     260,000      426,287
 #*  O-TA Precision Industry Co., Ltd.................      24,000       15,869
 *   Ocean Plastics Co., Ltd..........................     369,000      519,296

                                     1938

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
 *   Optimax Technology Corp..........................   1,085,597 $   208,510
 #   OptoTech Corp....................................   9,532,000   4,645,090
 *   Orient Semiconductor Electronics, Ltd............   4,037,276   1,892,484
 #   Pacific Construction Co..........................   2,529,452     856,310
 *   Pan Jit International, Inc.......................   6,047,837   3,175,646
 #   Pan-International Industrial Corp................   4,219,766   3,099,930
 #   Paragon Technologies Co., Ltd....................   1,115,191   2,435,359
 #   Pegatron Corp....................................  28,425,998  53,865,325
 #   Phihong Technology Co., Ltd......................   3,726,320   2,544,316
 #   Pixart Imaging, Inc..............................      87,000     246,770
 *   Plotech Co., Ltd.................................     760,282     312,261
 #   Portwell, Inc....................................   1,005,000   1,182,700
 *   Potrans Electrical Corp..........................   1,139,000          --
     Pou Chen Corp....................................  24,985,550  27,928,454
 #*  Power Quotient International Co., Ltd............      59,000      31,781
 *   Powercom Co., Ltd................................   1,288,500     293,173
 *   Powertech Industrial Co., Ltd....................     271,000     199,277
 #   Powertech Technology, Inc........................  11,882,000  19,824,072
 #   President Securities Corp........................  12,690,992   7,190,411
 #   Prime Electronics Satellitics, Inc...............     564,000     320,906
 #   Prince Housing & Development Corp................   3,794,824   1,695,988
 *   Prodisc Technology, Inc..........................   6,185,157          --
     Promate Electronic Co., Ltd......................     356,000     434,819
 #*  Qisda Corp.......................................  27,187,171  13,409,940
 #   Qualipoly Chemical Corp..........................     143,000     107,613
 #   Quanta Storage, Inc..............................   2,413,000   2,872,197
 #*  Quintain Steel Co., Ltd..........................   5,893,629   1,298,725
 #   Radium Life Tech Co., Ltd........................   8,700,290   6,253,731
 #   Ralec Electronic Corp............................     492,087     915,235
 #   Rich Development Co., Ltd........................   6,084,054   2,677,896
 #*  Ritek Corp.......................................  52,111,622   7,811,591
 #   Ruentex Development Co., Ltd.....................     419,000     750,674
 #   Ruentex Industries, Ltd..........................     745,000   1,875,599
 *   Sainfoin Technology Corp.........................     835,498          --
 #   Sampo Corp.......................................   9,863,925   4,079,733
     Sanyang Industry Co., Ltd........................   5,657,624   5,462,033
     SDI Corp.........................................     346,000     452,931
 #   Sesoda Corp......................................   1,089,768   1,507,272
     Shan-Loong Transportation Co., Ltd...............      66,000      57,657
     Sheng Yu Steel Co., Ltd..........................   1,935,000   1,484,851
 #   ShenMao Technology, Inc..........................   1,255,000   1,455,844
 #   Shih Her Technologies, Inc.......................     373,000     830,069
     Shih Wei Navigation Co., Ltd.....................   2,535,718   1,733,651
 #   Shihlin Electric & Engineering Corp..............   4,436,000   5,903,550
 #   Shin Kong Financial Holding Co., Ltd............. 139,399,755  46,302,082
 #   Shin Zu Shing Co., Ltd...........................     892,000   2,270,013
 #   Shinkong Insurance Co., Ltd......................   3,610,412   2,977,487
 #   Shinkong Synthetic Fibers Corp...................  27,670,754  10,238,566
 #   Shuttle, Inc.....................................   4,441,015   1,554,992
 #   Sigurd Microelectronics Corp.....................   6,663,047   7,087,168
 #*  Silicon Integrated Systems Corp..................   7,927,165   2,837,504
 #   Silitech Technology Corp.........................   1,139,924   1,216,967
     Sinbon Electronics Co., Ltd......................     594,000     938,714

                                     1939

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
    Sincere Navigation Corp............................   4,923,740 $ 4,514,243
#   Singatron Enterprise Co., Ltd......................      63,000      31,951
#   Sinkang Industries Co., Ltd........................     699,557     276,922
#   Sino-American Silicon Products, Inc................   7,291,000  12,486,454
#   Sinon Corp.........................................   6,282,877   3,795,331
#   SinoPac Financial Holdings Co., Ltd................ 118,734,614  55,681,084
    Sitronix Technology Corp...........................     384,000     802,231
#   Siward Crystal Technology Co., Ltd.................   2,301,875   1,510,128
#   Solar Applied Materials Technology Co..............   1,391,000   1,292,862
#*  Solartech Energy Corp..............................   3,694,165   2,695,337
#   Solomon Technology Corp............................   1,334,671     764,895
#*  Solytech Enterprise Corp...........................   3,043,000   1,056,708
    Southeast Cement Co., Ltd..........................   3,539,700   1,926,238
#   Spirox Corp........................................     631,661     391,891
    Stark Technology, Inc..............................   2,259,200   2,062,872
#   Sunonwealth Electric Machine Industry Co., Ltd.....     648,421     461,343
#*  Sunplus Technology Co., Ltd........................   8,214,620   3,553,999
#   Sunrex Technology Corp.............................   1,158,000     561,923
    Super Dragon Technology Co., Ltd...................     137,175      97,355
#   Supreme Electronics Co., Ltd.......................   3,705,277   2,230,117
#   Sweeten Construction Co., Ltd......................   1,258,501     860,189
#   Sysage Technology Co., Ltd.........................     125,950     144,860
#   Systex Corp........................................     801,801   1,345,830
#   T-Mac Techvest PCB Co., Ltd........................   1,603,000     968,724
#   TA Chen Stainless Pipe.............................   8,424,281   5,503,972
#*  Ta Chong Bank, Ltd.................................  31,010,870   9,966,038
    Ta Ya Electric Wire & Cable........................   8,508,329   2,073,350
#   TA-I Technology Co., Ltd...........................   1,809,233   1,114,230
    Tah Hsin Industrial Co., Ltd.......................   1,691,000   1,606,618
    TAI Roun Products Co., Ltd.........................      63,000      21,987
#   Taichung Commercial Bank...........................  30,459,178  11,027,976
#   Tainan Enterprises Co., Ltd........................   1,985,183   1,978,040
#   Tainan Spinning Co., Ltd...........................  17,901,938  11,758,770
    Taishin Financial Holding Co., Ltd................. 124,375,804  66,377,898
#*  Taisun Enterprise Co., Ltd.........................   2,583,410   1,230,999
#*  Taita Chemical Co., Ltd............................   3,099,864   1,144,499
*   Taiwan Business Bank...............................  57,772,510  18,411,323
#   Taiwan Calsonic Co., Ltd...........................      48,000      42,483
    Taiwan Cement Corp.................................  45,081,440  67,112,035
#   Taiwan Cogeneration Corp...........................   3,431,333   2,364,680
#   Taiwan Cooperative Financial Holding Co., Ltd......  89,184,039  53,078,467
#   Taiwan Fertilizer Co., Ltd.........................   3,154,000   6,394,402
    Taiwan Fire & Marine Insurance Co., Ltd............   1,235,000     948,445
*   Taiwan Flourescent Lamp Co., Ltd...................     756,000          --
    Taiwan FU Hsing Industrial Co., Ltd................   2,128,000   2,053,466
    Taiwan Glass Industry Corp.........................   9,558,710   8,390,720
    Taiwan Hon Chuan Enterprise Co., Ltd...............      13,000      26,983
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd......   1,508,000   1,357,145
*   Taiwan Kolin Co., Ltd..............................   5,797,000          --
#*  Taiwan Land Development Corp.......................  12,050,739   4,807,300
#*  Taiwan Life Insurance Co., Ltd.....................     788,419     569,386
#   Taiwan Mask Corp...................................   3,154,250   1,082,860
    Taiwan Navigation Co., Ltd.........................   1,280,000     934,818

                                     1940

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
     Taiwan Paiho, Ltd................................   1,107,549 $ 1,455,973
 #   Taiwan PCB Techvest Co., Ltd.....................   2,855,946   4,064,039
 #*  Taiwan Prosperity Chemical Corp..................     959,000     925,058
 *   Taiwan Pulp & Paper Corp.........................   7,065,660   3,299,518
     Taiwan Sakura Corp...............................   2,890,472   2,188,710
 #   Taiwan Semiconductor Co., Ltd....................   2,366,000   2,790,618
 *   Taiwan Styrene Monomer...........................   3,613,045   2,107,132
     Taiwan Surface Mounting Technology Co., Ltd......   2,235,944   3,264,627
 #   Taiwan TEA Corp..................................  11,811,092   8,205,619
 #   Taiwan Union Technology Corp.....................   3,225,000   3,068,728
 #   Taiyen Biotech Co., Ltd..........................   2,363,217   2,149,861
 *   Tatung Co., Ltd..................................  37,255,342  12,221,541
     Te Chang Construction Co., Ltd...................      90,300      83,833
     Teco Electric and Machinery Co., Ltd.............  32,704,725  41,457,233
 *   Tecom Co., Ltd...................................     703,753      91,659
 #*  Tekcore Co., Ltd.................................     399,000     181,625
     Test-Rite International Co., Ltd.................     706,266     488,245
 #   Tex-Ray Industrial Co., Ltd......................     407,000     182,758
 #   ThaiLin Semiconductor Corp.......................   1,139,000     818,104
 #   Thinking Electronic Industrial Co., Ltd..........   1,293,000   2,091,250
     Ton Yi Industrial Corp...........................   4,716,600   4,371,005
     Tong Yang Industry Co., Ltd......................   5,716,228   7,036,432
 #   Tong-Tai Machine & Tool Co., Ltd.................   3,193,368   3,576,386
     Topco Scientific Co., Ltd........................     705,480   1,449,245
 #   Topoint Technology Co., Ltd......................   2,564,288   2,632,325
 #   Transasia Airways Corp...........................     768,000     289,516
     Tripod Technology Corp...........................   1,342,000   2,540,749
 #   Tung Ho Steel Enterprise Corp....................  12,474,274  10,917,051
 #   Tung Ho Textile Co., Ltd.........................   2,454,000     736,721
     TXC Corp.........................................     289,000     414,656
 *   TYC Brother Industrial Co., Ltd..................   2,570,723   1,685,115
 #*  Tycoons Group Enterprise.........................   7,782,938   1,610,244
 *   Tyntek Corp......................................   3,467,683   1,146,837
     TZE Shin International Co., Ltd..................     415,212     141,361
 #*  U-Tech Media Corp................................   1,946,799     454,040
     Unic Technology Corp.............................      36,361      13,627
 #   Unimicron Technology Corp........................  24,718,363  20,715,348
 #*  Union Bank Of Taiwan.............................  12,347,526   4,351,035
 #   Unitech Computer Co., Ltd........................   1,590,739     878,744
 #   Unitech Printed Circuit Board Corp...............  10,230,281   4,121,651
     United Integrated Services Co., Ltd..............   1,576,000   1,498,848
 #   United Microelectronics Corp..................... 214,601,681  98,990,880
     Universal Cement Corp............................   6,481,642   6,283,699
 *   Unizyx Holding Corp..............................   6,190,000   5,089,391
 #   UPC Technology Corp..............................  12,752,746   5,560,691
 #   USI Corp.........................................   6,392,691   4,067,254
     Ve Wong Corp.....................................   1,594,806   1,338,048
 #*  Wafer Works Corp.................................   5,026,000   2,349,506
 #   Wah Hong Industrial Corp.........................     339,516     426,885
 #   Wah Lee Industrial Corp..........................   1,891,000   3,631,247
 *   Walsin Lihwa Corp................................  58,039,412  21,585,070
 #*  Walsin Technology Corp...........................  10,131,230   3,746,313
 #   Walton Advanced Engineering, Inc.................   5,170,853   2,223,382

                                     1941

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 TAIWAN -- (Continued)
     Wan Hai Lines, Ltd.............................   9,533,000 $    4,997,027
     WAN HWA Enterprise Co..........................     486,550        260,834
     Waterland Financial Holdings Co., Ltd..........  30,493,739      9,780,167
 #   Ways Technical Corp., Ltd......................     593,000        774,279
 *   WEI Chih Steel Industrial Co., Ltd.............   1,880,898        293,383
 #*  Wei Mon Industry Co., Ltd......................   6,363,691      1,792,994
 #   Weikeng Industrial Co., Ltd....................   1,617,550      1,271,110
 #   Well Shin Technology Co., Ltd..................     987,080      1,810,931
 #   Wha Yu Industrial Co., Ltd.....................     494,000        266,017
 #   Win Semiconductors Corp........................   5,284,000      4,637,670
 #*  Winbond Electronics Corp.......................  53,714,885     19,353,497
 #*  Wintek Corp....................................  42,711,507     16,005,730
 #   Wisdom Marine Lines Co., Ltd...................   1,307,328      1,513,499
 #   Wistron Corp...................................  36,788,609     35,150,369
     WPG Holdings, Ltd..............................     515,092        682,901
 #   WT Microelectronics Co., Ltd...................   4,510,900      6,119,432
 #   WUS Printed Circuit Co., Ltd...................   5,078,928      2,499,659
 #   Yageo Corp.....................................  24,670,788     16,644,335
 *   Yang Ming Marine Transport Corp................  23,702,676      9,810,930
 #   YC Co., Ltd....................................   5,230,764      3,699,908
     YC INOX Co., Ltd...............................   4,679,667      4,466,102
 #   YeaShin International Development Co., Ltd.....     224,190        142,959
     YFY, Inc.......................................  19,386,847      9,058,932
 #   Yi Jinn Industrial Co., Ltd....................   3,696,189      1,040,919
 #*  Yieh Phui Enterprise Co., Ltd..................  16,798,235      5,437,383
 #*  Young Fast Optoelectronics Co., Ltd............   2,546,000      2,348,294
 #   Youngtek Electronics Corp......................     490,000      1,027,545
 #   Yuanta Financial Holding Co., Ltd.............. 140,084,654     77,796,457
 #   Yulon Motor Co., Ltd...........................  13,942,572     22,746,247
     Yung Chi Paint & Varnish Manufacturing
       Co., Ltd.....................................     348,687        969,663
     Zenitron Corp..................................   3,202,000      1,910,767
 #   Zig Sheng Industrial Co., Ltd..................   8,536,352      2,600,854
     Zinwell Corp...................................   1,931,000      1,904,944
                                                                 --------------
 TOTAL TAIWAN.......................................              3,074,473,303
                                                                 --------------
 THAILAND -- (2.6%)
     AAPICO Hitech PCL..............................     681,760        337,589
 *   AJ Plast PCL...................................   2,076,900        640,340
     Ananda Development PCL.........................   8,608,000        723,812
     AP Thailand PCL................................  22,884,300      4,846,255
     Asia Plus Securities PCL.......................  12,400,900      1,444,390
     Bangchak Petroleum PCL (The)...................  10,134,500      9,074,023
     Bangkok Bank PCL(6077019)......................   2,174,700     13,308,270
     Bangkok Bank PCL(6368360)......................   7,826,600     47,529,959
     Bangkok Expressway PCL.........................   5,574,900      6,467,301
     Bangkok Insurance PCL..........................     212,828      2,333,088
     Banpu PCL......................................  18,687,700     18,769,179
     Cal-Comp Electronics Thailand PCL..............  26,857,736      2,559,473
     Charoong Thai Wire & Cable PCL.................   1,255,800        402,826
     Delta Electronics Thailand PCL.................   3,510,100      6,777,521
     Eastern Water Resources Development and
       Management PCL...............................   4,885,600      1,673,672
 *   Esso Thailand PCL..............................  22,442,700      4,158,644
 *   G J Steel PCL.................................. 537,140,250        752,766

                                     1942

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)
*   G Steel PCL........................................  79,804,200 $    279,601
    Hana Microelectronics PCL..........................   5,162,900    5,949,153
    ICC International PCL..............................   2,682,700    3,362,774
    IRPC PCL........................................... 141,662,600   14,911,853
    Kang Yong Electric PCL.............................       3,400       29,119
    KGI Securities Thailand PCL........................  19,837,300    1,952,223
    Kiatnakin Bank PCL.................................   5,785,100    7,251,644
    Krung Thai Bank PCL................................  75,177,600   50,336,917
    Laguna Resorts & Hotels PCL........................   1,237,000    1,252,024
    Lanna Resources PCL................................     454,700      192,585
    LH Financial Group PCL.............................  16,439,351      829,391
    MBK PCL............................................   8,632,000    4,301,215
    Nation Multimedia Group PCL........................   3,462,900      141,277
    Polyplex Thailand PCL..............................   4,555,200    1,404,437
    Precious Shipping PCL..............................   6,442,200    4,795,035
*   Property Perfect PCL...............................  33,938,900    1,226,071
    PTT Exploration & Production PCL...................   1,477,300    7,476,215
    PTT Global Chemical PCL............................  29,012,841   59,408,106
    PTT PCL............................................  15,042,400  149,440,224
    Quality Houses PCL.................................  47,211,441    5,792,995
*   Regional Container Lines PCL.......................   2,014,000      479,822
    Saha Pathana Inter-Holding PCL.....................   2,885,500    2,246,574
    Saha Pathanapibul PCL..............................   1,594,833    1,986,712
    Saha-Union PCL.....................................   2,963,700    4,061,127
*   Sahaviriya Steel Industries PCL.................... 112,191,340    1,362,648
    Sansiri PCL........................................  61,087,200    3,842,919
    SC Asset Corp PCL..................................  24,913,125    2,948,299
    Siam Future Development PCL........................   5,753,122    1,066,057
    Siamgas & Petrochemicals PCL.......................     495,200      243,667
    Somboon Advance Technology PCL.....................   2,488,700    1,371,846
    Sri Ayudhya Capital PCL............................     233,300      268,829
    Sri Trang Agro-Industry PCL........................   9,206,600    4,042,761
    Srithai Superware PCL..............................   9,281,200      693,705
*   Tata Steel Thailand PCL............................  41,428,700    1,096,680
    Thai Agro Energy PCL...............................      67,080        8,858
*   Thai Airways International PCL.....................  16,383,411    8,010,575
    Thai Carbon Black PCL..............................     441,000      329,617
    Thai Oil PCL.......................................  14,409,100   23,222,389
    Thai Rayon PCL.....................................     153,700      161,550
    Thai Stanley Electric PCL(B01GKK6).................     174,600    1,207,138
    Thai Stanley Electric PCL(B01GKM8).................      43,100      297,982
    Thai Wacoal PCL....................................      91,900      141,671
    Thanachart Capital PCL.............................  10,803,400   11,943,964
    Thitikorn PCL......................................      97,700       31,035
*   Thoresen Thai Agencies PCL.........................  10,463,770    6,419,691
    Tipco Asphalt PCL..................................     188,900      355,916
    Tisco Financial Group PCL..........................   2,168,500    2,802,639
    TMB Bank PCL....................................... 157,829,800   13,959,409
    Total Access Communication PCL.....................   3,416,580   11,012,645
    TPI Polene PCL.....................................  14,898,724    6,727,857
*   Vanachai Group PCL.................................   8,534,100    1,328,885

                                     1943

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 THAILAND -- (Continued)
     Vinythai PCL.....................................  6,598,217 $  2,198,721
                                                                  ------------
 TOTAL THAILAND                                                    558,004,155
                                                                  ------------
 TURKEY -- (2.3%)
 *   Adana Cimento Sanayii TAS Class A................  1,060,628    2,314,073
 #*  Adese Alisveris Merkezleri Ticaret A.S...........     50,874      474,833
     Akbank TAS....................................... 14,433,710   57,242,600
 #*  Akenerji Elektrik Uretim A.S.....................  3,945,305    2,151,198
 #   Akfen Holding A.S................................    902,934    2,066,034
     Aksa Akrilik Kimya Sanayii.......................  1,735,088    6,227,764
     Aksigorta A.S....................................    920,965    1,253,292
 #   Alarko Holding A.S...............................  1,513,761    3,327,095
     Albaraka Turk Katilim Bankasi A.S................  3,760,873    3,045,347
 *   Anadolu Anonim Tuerk Sigorta Sirketi.............  4,326,842    2,900,733
 #   Anadolu Cam Sanayii A.S..........................  2,650,582    2,214,782
 #   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.....     24,066      232,670
 *   Asya Katilim Bankasi A.S.........................  8,975,815    5,067,067
 #   Aygaz A.S........................................  1,020,159    4,362,722
     Baticim Bati Anadolu Cimento Sanayii A.S.........    334,979    1,116,168
 *   Bolu Cimento Sanayii A.S.........................    848,398    1,545,365
 #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S....    884,604    2,825,590
 *   Boyner Perakende Ve Tekstil Yatirimlari AS.......     45,672    1,120,280
     Cimsa Cimento Sanayi VE Tica.....................    394,431    2,701,028
 #*  Deva Holding A.S.................................    826,933      766,389
 #*  Dogan Sirketler Grubu Holding A.S................ 16,350,353    6,156,494
 #*  Dogan Yayin Holding A.S..........................  1,034,173      236,120
 #   Eczacibasi Yatirim Holding Ortakligi A.S.........    706,764    1,731,020
     EGE Seramik Sanayi ve Ticaret A.S................  1,418,706    2,228,944
     EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S...............  3,607,515    3,650,245
 #   Eregli Demir ve Celik Fabrikalari TAS............ 24,473,976   51,604,111
     Gentas Genel Metal Sanayi ve Ticaret A.S.........    925,089      805,988
 *   Global Yatirim Holding A.S.......................  4,144,657    2,930,614
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
       A.S............................................     46,460    1,268,399
 #*  GSD Holding......................................  4,585,286    2,790,211
 *   Gunes Sigorta....................................    385,608      387,598
 #*  Hurriyet Gazetecilik A.S.........................  3,737,714    1,148,450
 *   Ihlas EV Aletleri................................  1,280,790      225,907
 #*  Ihlas Holding A.S................................ 14,573,885    2,506,704
 *   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.......  1,771,050    2,060,536
     Is Finansal Kiralama A.S.........................  3,162,860    1,444,676
     Is Yatirim Menkul Degerler A.S. Class A..........    481,784      283,501
 #*  Izmir Demir Celik Sanayi A.S.....................    451,646      581,547
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class A...................................  2,554,374    3,619,081
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class B...................................    849,598    1,206,367
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................  1,458,701    1,575,750
 #*  Karsan Otomotiv Sanayii Ve Ticaret A.S...........  1,650,385      958,878
     KOC Holding A.S.................................. 10,260,713   53,839,851
 *   Koza Anadolu Metal Madencilik Isletmeleri A.S....  1,412,866    1,664,579
 #*  Menderes Tekstil Sanayi ve Ticaret A.S...........    370,080      148,367
 #*  Metro Ticari ve Mali Yatirimlar Holding A.S......  4,790,610    1,542,680
 #   Park Elektrik Uretim Madencilik Sanayi ve
       Ticaret A.S....................................    352,545      732,131
 *   Petkim Petrokimya Holding A.S....................         --           --
     Pinar Entegre Et ve Un Sanayi A.S................    343,247    1,454,351

                                     1944

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES       VALUE++
                                                    ---------- ---------------
 TURKEY -- (Continued)
     Pinar SUT Mamulleri Sanayii A.S...............    144,505 $     1,259,836
 *   Raks Elektronik Sanayi ve Ticaret A.S.........      5,859              --
 *   Sabah Yayincilik..............................     31,938              --
     Sarkuysan Elektrolitik Bakir Sanayi ve
       Ticaret A.S.................................  1,345,000       1,912,845
 *   Sasa Polyester Sanayi A.S.....................  2,315,248       1,359,676
 #*  Sekerbank TAS.................................  7,744,813       6,795,885
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S......  2,387,936       2,508,728
     Soda Sanayii A.S..............................  2,279,832       4,046,734
 *   Tat Gida Sanayi A.S...........................     20,701          25,535
 #*  Tekfen Holding A.S............................  1,102,873       2,557,667
 #*  Tekstil Bankasi A.S...........................  1,683,023       1,529,601
     Trakya Cam Sanayi A.S.........................  5,138,667       6,513,656
     Turcas Petrol A.S.............................    726,543         849,275
 *   Turk Hava Yollari............................. 10,727,863      32,189,977
     Turkiye Is Bankasi............................ 33,315,167      92,954,259
     Turkiye Sinai Kalkinma Bankasi A.S............  9,303,273       8,261,166
 #   Turkiye Sise ve Cam Fabrikalari A.S...........  9,605,938      13,963,092
     Turkiye Vakiflar Bankasi Tao.................. 13,257,545      31,140,054
     Ulker Biskuvi Sanayi A.S......................          1               6
     Vestel Beyaz Esya Sanayi ve Ticaret A.S.......    641,100       2,107,356
 *   Vestel Elektronik Sanayi ve Ticaret A.S.......  1,948,645       3,492,890
 #   Yapi ve Kredi Bankasi A.S..................... 14,223,220      32,402,724
 #*  Zorlu Enerji Elektrik Uretim A.S..............  2,027,304       1,105,622
                                                               ---------------
 TOTAL TURKEY                                                      498,714,714
                                                               ---------------
 TOTAL COMMON STOCKS                                            19,297,769,028
                                                               ---------------
 PREFERRED STOCKS -- (4.0%)
 BRAZIL -- (3.9%)
     Banco ABC Brasil SA...........................  1,100,317       6,280,597
     Banco Alfa de Investimento SA.................     60,126         159,144
     Banco Daycoval SA.............................    645,148       2,633,199
     Banco do Estado do Rio Grande do Sul SA Class
       B...........................................  1,057,568       5,379,321
 *   Banco Industrial e Comercial SA...............  1,675,900       5,850,415
 *   Banco Panamericano SA.........................    951,748       1,426,311
     Banco Pine SA.................................    436,030       1,487,547
     Banco Sofisa SA...............................    591,000         785,395
     Braskem SA Class A............................  1,307,833       8,087,668
     Cia Ferro Ligas da Bahia--Ferbasa.............    915,534       4,124,191
     Eucatex SA Industria e Comercio...............    344,288         667,710
     Financeira Alfa SA Credito Financiamento e
       Investimentos...............................      5,000           7,449
 *   Forjas Taurus SA..............................  1,004,690         301,130
     Gerdau SA.....................................  6,169,399      36,302,579
 *   Inepar SA Industria e Construcoes.............     91,262          17,699
     Parana Banco SA...............................    120,800         575,580
     Petroleo Brasileiro SA........................ 18,238,804     153,547,617
 #   Petroleo Brasileiro SA Sponsored ADR.......... 21,196,251     356,520,942
     Saraiva SA Livreiros Editores.................     16,000         128,776
     Suzano Papel e Celulose SA Class A............  6,234,709      24,183,114
     Unipar Carbocloro SA Class B..................  9,258,736       1,999,683
 *   Usinas Siderurgicas de Minas Gerais SA
       Class A.....................................  8,995,671      31,918,524
     Vale SA....................................... 10,861,567     139,458,930
     Vale SA Sponsored ADR.........................  4,935,653      63,176,358

                                     1945

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
BRAZIL -- (Continued)
      Whirlpool SA.................................       6,000 $        10,261
                                                                ---------------
TOTAL BRAZIL                                                        845,030,140
                                                                ---------------
COLOMBIA -- (0.1%)
      Grupo de Inversiones Suramericana SA.........     799,566      16,905,215
                                                                ---------------
TOTAL PREFERRED STOCKS                                              861,935,355
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*     Golden Meditech Warrants 07/30/15............   1,649,665              --
                                                                ---------------
INDIA -- (0.0%)
*     Indian Hotels Co., Ltd. Rights 08/20/14......   1,117,930              --
*     Lakshmi Vilas Rights 12/31/14................     381,425         209,548
                                                                ---------------
TOTAL INDIA                                                             209,548
                                                                ---------------
INDONESIA -- (0.0%)
*     Bumi Resources Tbk PT Rights
        09/01/14................................... 307,039,190          26,521
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrant
        07/11/17...................................      82,000           1,912
                                                                ---------------
TOTAL INDONESIA                                                          28,433
                                                                ---------------
MALAYSIA -- (0.0%)
*     BIMB Holdings Bhd Warrants 12/04/23..........     217,551          44,245
*     Malaysian Resources Corp. Bhd Warrants
        09/16/18...................................          --              --
*     Symphony Life Bhd Warrants 11/11/20..........           1              --
                                                                ---------------
TOTAL MALAYSIA                                                           44,245
                                                                ---------------
SOUTH AFRICA -- (0.0%)
#*    Steinhoff International Holdings Rights
        08/01/14...................................   3,957,194         590,461
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     AK Holdings, Inc. Rights 08/13/14............       3,216          32,383
*     Hanjin Heavy Industrial and Construction
        Rights 08/07/14............................     258,356         253,869
*     JB Financial Group Rights 09/03/14...........     205,543         269,965
*     NK Co., Ltd. Rights 08/01/14.................      43,830          49,039
                                                                ---------------
TOTAL SOUTH KOREA                                                       605,256
                                                                ---------------
THAILAND -- (0.0%)
*     Thoresen Thai Agencies PCL Warrant
        02/28/17...................................         739             128
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,478,071
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund............... 140,033,118   1,620,183,181
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $20,159,039,741)^^...............................             $21,781,365,635
                                                                ===============


                                     1946

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                   -------------- --------------- ------- ---------------
Common Stocks
   Brazil......................................... $1,313,638,797 $     1,353,798   --    $ 1,314,992,595
   Chile..........................................    282,784,340           6,862   --        282,791,202
   China..........................................    267,735,368   2,828,398,056   --      3,096,133,424
   Colombia.......................................     24,627,314              --   --         24,627,314
   Czech Republic.................................             --      37,537,255   --         37,537,255
   Greece.........................................        600,424      28,149,442   --         28,749,866
   Hungary........................................             --      77,705,712   --         77,705,712
   India..........................................    211,080,970   1,511,536,269   --      1,722,617,239
   Indonesia......................................     10,696,489     532,551,586   --        543,248,075
   Israel.........................................             --          34,043   --             34,043
   Malaysia.......................................        737,548     828,997,329   --        829,734,877
   Mexico.........................................  1,411,002,898         674,572   --      1,411,677,470
   Philippines....................................             --     211,837,771   --        211,837,771
   Poland.........................................             --     363,946,937   --        363,946,937
   Russia.........................................        862,471     540,779,135   --        541,641,606
   South Africa...................................    195,170,636   1,305,290,990   --      1,500,461,626
   South Korea....................................    409,770,034   2,769,069,810   --      3,178,839,844
   Taiwan.........................................     41,292,453   3,033,180,850   --      3,074,473,303
   Thailand.......................................    556,971,788       1,032,367   --        558,004,155
   Turkey.........................................             --     498,714,714   --        498,714,714
Preferred Stocks
   Brazil.........................................    845,030,140              --   --        845,030,140
   Colombia.......................................     16,905,215              --   --         16,905,215
Rights/Warrants
   China..........................................             --              --   --                 --
   India..........................................             --         209,548   --            209,548
   Indonesia......................................             --          28,433   --             28,433
   Malaysia.......................................             --          44,245   --             44,245
   South Africa...................................             --         590,461   --            590,461
   South Korea....................................             --         605,256   --            605,256
   Thailand.......................................             --             128   --                128
Securities Lending Collateral.....................             --   1,620,183,181   --      1,620,183,181
                                                   -------------- ---------------   --    ---------------
TOTAL............................................. $5,588,906,885 $16,192,458,750   --    $21,781,365,635
                                                   ============== ===============   ==    ===============


                                     1947

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     1948

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2014, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $998,682 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was $20,276,892,039, for the Dimensional Emerging Markets Value Fund.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     1949

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     -----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     --------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: September 29, 2014

By:  /s/ David R. Martin
     --------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: September 29, 2014